1
Dimensional U.S. Equity Market ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (10.6%)
#*Advantage Solutions, Inc. 1,544 $ 1,668
Alphabet, Inc., Class A 1,634,130 552,335,940
Alphabet, Inc., Class C 1,429,297 483,859,913
*AMC Networks, Inc., Class A 5,279 40,701
*Angi, Inc., Class A 9,732 126,321
* Anterix , Inc. 1,872 49,168
Array Digital Infrastructure, Inc. 4,641 223,650
#*AST SpaceMobile , Inc., Class A 61,732 6,865,216
AT&T, Inc. 2,039,131 53,445,624
#*Atlanta Braves Holdings, Inc. 1,097 48,290
*Atlanta Braves Holdings, Inc.,
Class C 13,598 542,968
ATN International, Inc. 1,619 39,164
*Bandwidth, Inc., Class A 7,511 104,929
*Boston Omaha Corp., Class A 3,594 43,883
*Bumble, Inc., Class A 24,937 83,539
#Cable One, Inc. 1,096 88,765
* Cargurus , Inc., Class A 23,170 750,708
*Cars.com, Inc. 14,394 163,516
#*Charter Communications, Inc.,
Class A 23,876 4,921,321
Cinemark Holdings, Inc. 30,059 711,797
Comcast Corp., Class A 1,010,418 30,059,936
* DoubleVerify Holdings, Inc. 39,617 428,656
*E.W. Scripps Co. (The), Class A 5,860 19,631
#*EchoStar Corp., Class A 13,780 1,560,172
Electronic Arts, Inc. 67,590 13,782,953
Entravision Communications
Corp., Class A 3,939 11,856
*Eventbrite, Inc., Class A 20,022 88,497
* EverQuote , Inc., Class A 13,379 303,703
Fox Corp., Class A 60,835 4,427,571
Fox Corp., Class B 42,369 2,778,135
#*fuboTV, Inc., Class A 114,893 256,211
*Gaia, Inc., Class A 3,612 12,245
*Gambling.com Group, Ltd. 2,648 12,631
*GCI Liberty, Inc., Class A 894 33,498
*GCI Liberty, Inc., Class C 9,427 348,705
#*Globalstar, Inc. 3,581 220,661
*Gogo, Inc. 17,289 79,357
Gray Media, Inc. 21,571 97,285
IDT Corp., Class B 5,691 276,753
*iHeartMedia, Inc., Class A 4,428 14,347
*IMAX Corp. 13,158 459,346
#Iridium Communications, Inc. 25,971 517,342
John Wiley & Sons, Inc., Class A 12,041 376,040
*Liberty Broadband Corp., Class
A 5,502 264,206
*Liberty Broadband Corp., Class
C 32,005 1,539,761
*Liberty Global, Ltd., Class A 43,726 484,921
*Liberty Global, Ltd., Class C 53,369 591,329
*Liberty Latin America, Ltd., Class
A 11,274 87,035
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Latin America, Ltd., Class
C 39,850 $ 310,033
*Liberty Media Corp.-Liberty
Formula One 6,475 515,993
*Liberty Media Corp.-Liberty
Formula One, Class C 62,167 5,409,772
*Lionsgate Studios Corp. 32,410 305,950
#*Live Nation Entertainment, Inc. 46,849 6,814,187
*Lumen Technologies, Inc. 265,879 2,345,053
*Madison Square Garden
Entertainment Corp., Class A 10,898 674,259
* Magnite , Inc. 42,086 608,984
Marcus Corp. (The) 4,666 70,410
Match Group, Inc. 60,205 1,875,386
Meta Platforms, Inc., Class A 623,752 446,918,308
National CineMedia , Inc. 12,805 46,226
*Netflix, Inc. 1,207,080 100,779,109
New York Times Co. (The), Class
A 43,197 3,166,772
News Corp., Class A 105,485 2,851,260
#News Corp., Class B 35,175 1,093,943
Nexstar Media Group, Inc., Class
A 8,152 1,731,322
* Nextdoor Holdings, Inc. 23,802 46,652
Omnicom Group, Inc. 84,032 6,473,825
*Optimum Communications, Inc.,
Class A 57,899 88,585
Paramount Skydance Corp.,
Class B 29,618 332,018
*Pinterest, Inc., Class A 167,624 3,709,519
*PubMatic, Inc., Class A 7,640 55,466
* QuinStreet , Inc. 18,022 239,512
*Reddit, Inc., Class A 29,565 5,329,683
*Reservoir Media, Inc. 1,724 13,016
*ROBLOX Corp., Class A 169,070 11,118,043
*Roku, Inc., Class A 36,653 3,489,366
Saga Communications, Inc.,
Class A 552 6,282
Scholastic Corp. 5,755 201,252
Shenandoah Telecommunications
Co. 13,481 160,019
#Shutterstock, Inc. 4,837 96,014
#Sinclair, Inc. 14,497 210,351
#Sirius XM Holdings, Inc. 30,437 619,393
*Snap, Inc., Class A 288,289 1,997,843
#*Sphere Entertainment Co. 7,583 724,252
Spok Holdings, Inc. 2,839 39,093
*Spotify Technology SA 44,918 22,474,721
* Stagwell , Inc., Class A 29,473 177,133
*Starz Entertainment Corp. 2,428 24,256
*Take-Two Interactive Software,
Inc. 52,775 11,626,333
*TechTarget, Inc. 4,984 26,116
TEGNA, Inc. 46,095 883,180

2
Dimensional U.S. Equity Market ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
Telephone and Data Systems,
Inc. 29,527 $ 1,332,554
* Thryv Holdings, Inc. 5,650 27,177
TKO Group Holdings, Inc., Class
A 18,982 3,845,374
T-Mobile US, Inc. 144,249 28,447,345
Townsquare Media, Inc., Class A 1,541 10,124
*Trade Desk, Inc. (The), Class A 119,786 3,633,109
#*Travelzoo 1,595 9,331
*TripAdvisor, Inc. 29,282 389,158
*USA TODAY Co, Inc. 29,034 171,881
Verizon Communications, Inc. 1,206,165 53,698,466
*Versant Media Group, Inc. 40,570 1,321,771
#*Vivid Seats, Inc., Class A 340 2,479
Walt Disney Co. (The) 511,039 57,645,199
*Warner Bros Discovery, Inc. 665,598 18,330,569
Warner Music Group Corp., Class
A 38,289 1,147,904
*Yelp, Inc., Class A 17,362 475,372
Zedge , Inc., Class B 68 211
*Ziff Davis, Inc. 11,558 441,747
*ZoomInfo Technologies, Inc.,
Class A 72,168 580,952
TOTAL COMMUNICATION
SERVICES 1,980,769,477
CONSUMER DISCRETIONARY — (10.6%)
#*1-800-Flowers.com, Inc., Class
A 3,914 16,908
*Abercrombie & Fitch Co. 13,090 1,277,977
#Academy Sports & Outdoors,
Inc. 18,522 1,018,895
*Accel Entertainment, Inc., Class
A 8,368 94,642
Acushnet Holdings Corp. 8,671 840,567
* Adient PLC 23,710 493,168
ADT, Inc. 136,200 1,089,600
* Adtalem Global Education, Inc. 10,047 1,040,367
#Advance Auto Parts, Inc. 17,036 817,898
*Airbnb, Inc., Class A 122,324 15,825,056
*Amazon.com, Inc. 2,757,941 659,975,281
#*American Axle & Manufacturing
Holdings, Inc. 32,366 257,957
American Eagle Outfitters, Inc. 44,905 1,046,736
*American Outdoor Brands, Inc. 1,353 12,258
*American Public Education, Inc. 5,854 244,580
*America's Car-Mart, Inc., Class
MA 1,343 34,542
* Aptiv PLC 61,785 4,680,214
Aramark 74,747 2,877,012
* Arhaus , Inc., Class A 18,404 187,353
Arko Corp. 11,157 59,244
*Asbury Automotive Group, Inc. 5,290 1,240,558
Autoliv, Inc. 19,739 2,393,156
*AutoNation, Inc. 7,749 1,588,390
*AutoZone, Inc. 4,734 17,536,109
Bassett Furniture Industries, Inc. 306 4,835
Bath & Body Works, Inc. 54,291 1,183,544
*Beazer Homes USA, Inc. 6,730 145,166
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Bed Bath & Beyond, Inc. 18,935 $ 111,906
Best Buy Co., Inc. 56,705 3,691,495
#*Biglari Holdings, Inc., Class A 20 39,376
* Biglari Holdings, Inc., Class B 121 45,379
#*Birkenstock Holding PLC 12,865 485,782
*BJ's Restaurants, Inc. 5,139 214,913
#Bloomin' Brands, Inc. 16,002 96,012
Booking Holdings, Inc. 9,219 46,111,963
*Boot Barn Holdings, Inc. 8,591 1,533,322
BorgWarner, Inc. 60,033 2,846,165
*Bright Horizons Family Solutions,
Inc. 15,916 1,474,299
Brightstar Lottery PLC 7,805 113,016
*Brinker International, Inc. 12,152 1,916,613
Brunswick Corp. 18,314 1,469,149
Buckle, Inc. (The) 8,945 423,098
#Build-A-Bear Workshop, Inc.,
Class A 3,722 222,129
*Burlington Stores, Inc. 18,017 5,330,510
*Caesars Entertainment, Inc. 49,902 1,032,971
Caleres, Inc. 7,347 89,780
*Callaway Golf Co 45,488 652,753
Camping World Holdings, Inc.,
Class A 15,046 198,457
*Capri Holdings, Ltd. 15,396 347,488
*CarMax, Inc. 40,624 1,809,393
*Carnival Corp. 317,778 9,539,696
Carriage Services, Inc., Class A 2,988 128,215
Carter's, Inc. 7,858 271,965
*Carvana Co., Class A 36,134 14,493,709
*Cato Corp. (The), Class A 626 1,909
#*Cava Group, Inc. 21,061 1,276,718
* Cavco Industries, Inc. 2,158 1,061,779
Century Communities, Inc. 7,769 489,292
*Champion Homes, Inc. 15,452 1,211,128
#Cheesecake Factory, Inc. (The) 13,668 792,197
*Chewy, Inc., Class A 65,713 1,912,905
*Chipotle Mexican Grill, Inc.,
Class A 357,461 13,894,509
#Choice Hotels International, Inc. 5,537 569,204
Churchill Downs, Inc. 15,274 1,502,351
*Citi Trends, Inc. 2,530 109,169
Clarus Corp. 2,260 8,656
Columbia Sportswear Co. 7,709 426,154
*Cooper-Standard Holdings, Inc. 3,840 120,461
*Coupang, Inc., Class A 456,047 9,193,908
*Coursera, Inc. 55,939 338,990
#Cracker Barrel Old Country
Store, Inc. 5,395 162,497
#Cricut, Inc., Class A 19,200 85,824
*Crocs, Inc. 14,252 1,196,028
*Culp, Inc. 1,492 5,252
D.R. Horton, Inc. 75,044 11,169,549
Dana, Inc. 36,624 1,058,434
#Darden Restaurants, Inc. 33,074 6,593,302
#*Dave & Buster's Entertainment,
Inc. 7,346 137,884
*Deckers Outdoor Corp. 40,588 4,843,772
Designer Brands, Inc., Class A 8,875 56,267

3
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Dick's Sporting Goods, Inc. 19,270 $ 3,892,540
#Dillard's, Inc., Class A 982 596,624
#Dine Brands Global, Inc. 3,335 114,691
Domino's Pizza, Inc. 8,955 3,674,505
* DoorDash , Inc., Class A 106,951 21,884,314
*Dorman Products, Inc. 7,216 896,227
*DraftKings, Inc. 127,689 3,512,724
#*Dream Finders Homes, Inc.,
Class A 7,225 132,868
#*Driven Brands Holdings, Inc. 18,842 292,993
*Duolingo, Inc., Class A 10,171 1,363,524
#*Dutch Bros, Inc., Class A 32,166 1,749,509
eBay, Inc. 128,662 11,736,548
*El Pollo Loco Holdings, Inc. 3,290 33,328
Ethan Allen Interiors, Inc. 8,092 185,550
*Etsy, Inc. 25,349 1,342,483
*European Wax Center, Inc.,
Class A 7,691 30,226
Expedia Group, Inc. 33,250 8,805,930
*Figs, Inc., Class A 26,388 285,254
*First Watch Restaurant Group,
Inc. 20,688 330,801
*Five Below, Inc. 15,654 2,999,933
Flanigan's Enterprises, Inc. 313 10,180
Flexsteel Industries, Inc. 186 7,446
#*Floor & Decor Holdings, Inc.,
Class A 28,415 1,874,253
*Flutter Entertainment PLC, Class
DI 47,801 7,894,335
Ford Motor Co. 1,123,057 15,588,031
*Fox Factory Holding Corp. 8,788 161,699
* Frontdoor , Inc. 6,858 405,376
*Funko, Inc., Class A 14,799 60,084
#*GameStop Corp., Class A 110,309 2,634,179
Gap, Inc. (The) 66,649 1,864,839
Garmin, Ltd. 46,676 9,411,749
Garrett Motion, Inc. 29,832 538,169
General Motors Co. 264,882 22,250,088
*Genesco, Inc. 2,375 68,709
Gentex Corp. 62,664 1,441,899
* Gentherm , Inc. 9,738 311,226
Genuine Parts Co. 39,636 5,509,008
* GigaCloud Technology, Inc.,
Class A 2,486 99,266
G-III Apparel Group, Ltd. 11,716 343,865
#*Global Business Travel Group I 23,187 158,831
Gold.com, Inc., Class A 6,642 344,388
Golden Entertainment, Inc. 3,497 94,139
*Goodyear Tire & Rubber Co.
(The) 77,067 725,200
Graham Holdings Co., Class B 953 1,111,798
*Grand Canyon Education, Inc. 7,900 1,373,336
*Green Brick Partners, Inc. 9,246 641,580
Group 1 Automotive, Inc. 3,491 1,236,722
#*Groupon, Inc., Class A 9,194 130,095
H&R Block, Inc. 34,872 1,375,700
Hamilton Beach Brands Holding
Co., Class A 265 5,059
Harley-Davidson, Inc. 31,985 633,303
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Hasbro, Inc. 37,763 $ 3,372,614
Haverty Furniture Cos., Inc. 2,060 52,159
*Helen of Troy, Ltd. 2,399 39,727
*Hilton Grand Vacations, Inc. 17,240 777,696
Hilton Worldwide Holdings, Inc. 66,493 19,848,825
*Holley, Inc. 10,245 39,443
Home Depot, Inc. (The) 285,227 106,843,182
Hooker Furnishings Corp. 3,546 47,055
*Hovnanian Enterprises, Inc.,
Class A 1,288 145,093
#Hyatt Hotels Corp., Class A 11,909 1,862,210
#Installed Building Products, Inc. 6,505 1,874,351
J Jill, Inc. 226 3,528
JAKKS Pacific, Inc. 1,034 18,891
Johnson Outdoors, Inc., Class A 1,187 53,878
#KB Home 14,443 831,050
#Kohl's Corp. 32,318 564,595
Kontoor Brands, Inc. 14,970 894,158
#Krispy Kreme, Inc. 18,810 59,251
#*Kura Sushi USA, Inc., Class A 1,472 98,344
#Lakeland Industries, Inc. 1,000 9,420
#*Lands' End, Inc. 1,303 23,141
Las Vegas Sands Corp. 86,090 4,539,526
*Latham Group, Inc. 7,691 48,376
*Laureate Education, Inc., Class
A 36,341 1,246,496
La-Z-Boy, Inc. 12,491 454,797
LCI Industries 6,875 1,008,494
Lear Corp. 14,677 1,718,530
*Legacy Housing Corp. 2,087 43,305
Leggett & Platt, Inc. 45,556 531,639
Lennar Corp., Class A 58,236 6,368,107
#Lennar Corp., Class B 2,757 279,174
Levi Strauss & Co., Class A 28,977 576,063
*LGI Homes, Inc. 4,591 230,055
*Liberty Live Holdings, Inc., Class
A 3,181 255,880
*Liberty Live Holdings, Inc., Class
C 7,602 627,773
*Life Time Group Holdings, Inc. 38,218 1,114,819
Lifetime Brands, Inc. 300 945
*Lincoln Educational Services
Corp. 6,523 173,903
*Lindblad Expeditions Holdings,
Inc. 9,332 155,564
Lithia Motors, Inc., Class A 6,883 2,226,238
LKQ Corp. 74,027 2,431,787
#*Lovesac Co. (The) 2,870 38,228
Lowe's Cos., Inc. 160,367 42,827,611
#*Lucid Group, Inc., Class A 14,663 162,319
#Lucky Strike Entertainment
Corp. 5,823 47,166
*Lululemon Athletica, Inc. 30,555 5,331,848
*M/I Homes, Inc. 2,750 367,675
Macy's, Inc. 74,364 1,488,767
*Malibu Boats, Inc., Class A 6,014 195,455
Marine Products Corp. 1,049 10,133
* MarineMax , Inc. 6,075 164,207

4
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Marriott International, Inc., Class
A 65,065 $ 20,514,994
Marriott Vacations Worldwide
Corp. 8,376 454,901
* MasterCraft Boat Holdings, Inc. 1,758 37,850
*Mattel, Inc. 87,858 1,835,354
#Matthews International Corp.,
Class A 8,767 230,484
McDonald's Corp. 203,630 64,143,450
Meritage Homes Corp. 7,400 514,374
*MGM Resorts International 59,985 2,011,897
*Mister Car Wash, Inc. 30,414 168,798
#*Mobileye Global, Inc., Class A 46,854 420,749
*Mohawk Industries, Inc. 14,950 1,769,781
Monarch Casino & Resort, Inc. 2,998 274,407
Monro, Inc. 10,289 192,610
*Motorcar Parts of America, Inc. 1,978 24,587
Movado Group, Inc. 2,287 52,144
Murphy USA, Inc. 4,879 2,061,426
Nathan's Famous, Inc. 509 51,470
*National Vision Holdings, Inc. 25,051 660,094
Newell Brands, Inc. 144,588 614,499
NIKE, Inc., Class B 337,745 20,876,018
*Norwegian Cruise Line Holdings,
Ltd. 128,909 2,830,842
*NVR, Inc. 747 5,703,890
*Ollie's Bargain Outlet Holdings,
Inc. 16,945 1,869,203
OneSpaWorld Holdings, Ltd. 28,117 552,499
* OneWater Marine, Inc., Class A 2,070 27,490
*O'Reilly Automotive, Inc. 241,837 23,799,179
#Oxford Industries, Inc. 5,323 196,153
#Papa John's International, Inc. 9,263 325,780
#Patrick Industries, Inc. 8,958 1,130,231
#*Penn Entertainment, Inc. 36,710 471,356
Penske Automotive Group, Inc. 5,766 904,051
Perdoceo Education Corp. 18,399 589,320
*Petco Health & Wellness Co.,
Inc., Class A 23,514 63,253
#*PetMed Express, Inc. 2,200 7,018
Phinia , Inc. 10,809 769,277
*Planet Fitness, Inc., Class A 23,719 2,159,378
Polaris, Inc. 14,405 919,615
Pool Corp. 9,486 2,410,298
#*Portillo's, Inc., Class A 15,764 89,067
PulteGroup, Inc. 56,185 7,028,182
*Pursuit Attractions and
Hospitality, Inc. 6,016 208,936
PVH Corp. 13,165 820,969
#*QuantumScape Corp., Class A 70,727 625,934
Ralph Lauren Corp., Class A 10,978 3,879,735
RCI Hospitality Holdings, Inc. 1,000 24,040
#Red Rock Resorts, Inc., Class A 13,163 830,980
*Revolve Group, Inc., Class A 11,665 322,537
#*RH 3,919 779,215
#*Rivian Automotive, Inc., Class A 226,221 3,336,760
Rocky Brands, Inc. 827 26,621
Ross Stores, Inc. 92,761 17,499,363
Royal Caribbean Cruises, Ltd. 74,239 24,101,691
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Rush Street Interactive, Inc. 26,805 $ 473,644
*Sabre Corp. 10 13
*Sally Beauty Holdings, Inc. 28,361 431,654
#*Savers Value Village, Inc. 11,704 121,253
Service Corp. International 39,728 3,195,323
*Shake Shack, Inc., Class A 10,873 963,022
#*SharkNinja, Inc. 23,492 2,776,754
Shoe Carnival, Inc. 4,362 83,140
Signet Jewelers, Ltd. 10,533 971,880
#*Sleep Number Corp. 5,542 64,509
Smith & Wesson Brands, Inc. 8,931 97,527
#*Solid Power, Inc. 69,722 312,355
Somnigroup International, Inc. 56,742 4,984,785
Sonic Automotive, Inc., Class A 4,364 261,665
*Sonos, Inc. 31,897 457,722
*Sportsman's Warehouse
Holdings, Inc. 1,495 2,048
Standard Motor Products, Inc. 6,040 241,177
Starbucks Corp. 324,605 29,847,430
Steven Madden, Ltd. 20,405 895,371
*Stitch Fix, Inc., Class A 23,621 113,381
*Stoneridge, Inc. 4,093 26,932
Strategic Education, Inc. 6,905 587,063
* Strattec Security Corp. 556 43,991
*Stride, Inc. 12,297 1,040,326
Sturm Ruger & Co., Inc. 4,787 175,635
Superior Group of Cos., Inc. 2,281 22,719
#*Sweetgreen, Inc., Class A 24,986 153,414
Tandy Leather Factory, Inc. 380 1,083
Tapestry, Inc. 58,597 7,436,545
*Target Hospitality Corp. 4,102 28,263
*Taylor Morrison Home Corp.,
Class A 27,566 1,680,148
*Tesla, Inc. 832,709 358,406,281
Texas Roadhouse, Inc., Class A 19,132 3,441,082
#Thor Industries, Inc. 13,935 1,558,908
TJX Cos., Inc. (The) 318,731 47,749,091
Toll Brothers, Inc. 27,410 3,960,471
* TopBuild Corp. 8,108 3,794,949
Tractor Supply Co. 149,511 7,607,120
Travel + Leisure Co. 17,896 1,244,488
*Tri Pointe Homes, Inc. 26,774 892,913
*Udemy, Inc. 19,007 91,424
* Ulta Beauty, Inc. 12,733 8,242,835
#*Under Armour , Inc., Class A 61,025 376,524
*Under Armour , Inc., Class C 41,261 250,454
#*United Parks & Resorts, Inc. 7,517 283,015
*Universal Electronics, Inc. 282 1,114
*Universal Technical Institute, Inc. 15,092 420,010
Upbound Group, Inc. 16,250 307,125
*Urban Outfitters, Inc. 15,851 1,123,043
#Vail Resorts, Inc. 10,524 1,400,429
*Valvoline, Inc. 34,858 1,140,554
*Vera Bradley, Inc. 1,881 4,514
VF Corp. 91,965 1,801,594
*Victoria's Secret & Co. 19,699 1,073,792
Visteon Corp. 7,724 701,803
#*Warby Parker, Inc., Class A 21,484 548,057

5
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Wayfair, Inc., Class A 28,941 $ 2,995,104
#Wendy's Co. (The) 53,548 417,139
Weyco Group, Inc. 454 14,355
#Whirlpool Corp. 14,431 1,154,336
Williams-Sonoma, Inc. 34,079 6,974,267
#Wingstop, Inc. 7,860 2,086,280
Winmark Corp. 825 371,819
Winnebago Industries, Inc. 7,834 359,659
Wolverine World Wide, Inc. 24,078 426,662
Wyndham Hotels & Resorts, Inc. 20,986 1,527,571
Wynn Resorts, Ltd. 23,608 2,536,680
#*XPEL, Inc. 7,452 383,853
#*YETI Holdings, Inc. 22,134 1,011,745
Yum! Brands, Inc. 79,068 12,295,074
*Zumiez, Inc. 2,741 67,456
TOTAL CONSUMER
DISCRETIONARY 1,980,925,433
CONSUMER STAPLES — (4.8%)
Albertsons Cos., Inc., Class A 100,945 1,680,734
Alico , Inc. 691 28,545
Altria Group, Inc. 479,330 29,713,667
Andersons, Inc. (The) 10,003 620,086
Archer-Daniels-Midland Co. 136,097 9,160,689
#B&G Foods, Inc. 24,039 105,050
* BellRing Brands, Inc. 33,006 820,859
*BJ's Wholesale Club Holdings,
Inc. 37,430 3,460,029
*Boston Beer Co., Inc. (The),
Class A 2,341 500,084
#Brown-Forman Corp., Class A 8,944 248,912
#Brown-Forman Corp., Class B 46,407 1,270,160
#Bunge Global SA 41,352 4,709,166
Calavo Growers, Inc. 3,751 95,425
Cal-Maine Foods, Inc. 12,123 1,012,634
#Campbell's Co. (The) 52,327 1,464,109
#Casey's General Stores, Inc. 10,578 6,415,557
*Celsius Holdings, Inc. 2,103 110,365
*Central Garden & Pet Co. 1,175 39,750
*Central Garden & Pet Co., Class
A 15,897 487,561
*Chefs' Warehouse, Inc. (The) 10,467 658,374
Church & Dwight Co., Inc. 68,239 6,568,004
Clorox Co. (The) 34,615 3,904,226
Coca-Cola Co. (The) 1,169,883 87,518,947
Coca-Cola Consolidated, Inc. 17,519 2,663,939
Colgate-Palmolive Co. 218,867 19,761,501
Conagra Brands, Inc. 127,391 2,358,007
Constellation Brands, Inc., Class
A 42,037 6,587,198
Costco Wholesale Corp. 126,659 119,091,125
*Coty, Inc., Class A 75,767 240,181
*Darling Ingredients, Inc. 42,784 1,953,517
Dole PLC 19,108 304,390
Dollar General Corp. 63,335 9,084,139
*Dollar Tree, Inc. 54,247 6,378,905
Edgewell Personal Care Co. 14,732 286,685
*elf Beauty, Inc. 7,177 609,973
#Energizer Holdings, Inc. 20,714 452,187
Shares Value
CONSUMER STAPLES — (Continued)
#Estee Lauder Cos., Inc. (The),
Class A 66,461 $ 7,661,624
#*FitLife Brands, Inc. 1,200 19,080
Flowers Foods, Inc. 58,720 671,170
Fresh Del Monte Produce, Inc. 12,141 481,512
#*Freshpet, Inc. 12,568 875,990
General Mills, Inc. 151,686 7,016,994
#*Grocery Outlet Holding Corp. 33,784 321,962
*Hain Celestial Group, Inc. (The) 5,466 6,614
#*Herbalife, Ltd. 29,000 499,960
Hershey Co. (The) 42,215 8,221,371
*HF Foods Group, Inc. 1,992 3,805
*Honest Co., Inc. (The) 39,935 98,639
Hormel Foods Corp. 87,854 2,162,087
Ingles Markets, Inc., Class A 4,449 333,052
Ingredion, Inc. 18,057 2,132,532
Interparfums , Inc. 5,341 521,121
J&J Snack Foods Corp. 4,153 394,535
J.M. Smucker Co. (The) 30,312 3,178,516
John B. Sanfilippo & Son, Inc. 2,309 186,798
Kenvue , Inc. 546,141 9,502,853
Keurig Dr Pepper, Inc. 370,740 10,173,106
Kimberly-Clark Corp. 94,837 9,482,752
#Kraft Heinz Co. (The) 251,002 5,958,788
Kroger Co. (The) 172,234 10,824,907
Lamb Weston Holdings, Inc. 37,409 1,718,195
#Lifevantage Corp. 16,797 89,024
Limoneira Co. 2,209 31,810
*Mama's Creations, Inc. 2,361 35,651
* Maplebear , Inc. 49,495 1,839,234
Marzetti Co. (The) 5,771 990,131
McCormick & Co., Inc. 1,214 74,867
McCormick & Co., Inc. 74,837 4,627,172
#*Medifast, Inc. 2,079 23,784
MGP Ingredients, Inc. 3,037 75,652
*Mission Produce, Inc. 11,481 154,534
Molson Coors Beverage Co.,
Class B 46,789 2,247,744
Mondelez International, Inc.,
Class A 369,600 21,610,512
*Monster Beverage Corp. 209,343 16,906,541
*National Beverage Corp. 6,720 229,018
*Natural Alternatives International,
Inc. 709 2,907
#Natural Grocers by Vitamin
Cottage, Inc. 2,126 58,082
Natural Health Trends Corp. 1,816 6,919
*Nature's Sunshine Products, Inc. 2,033 51,272
Nu Skin Enterprises, Inc., Class A 12,033 127,670
Oil- Dri Corp. of America 1,668 100,997
PepsiCo, Inc. 391,715 60,179,175
*Performance Food Group Co. 44,406 4,238,553
Philip Morris International, Inc. 444,995 79,849,903
Pilgrim's Pride Corp. 14,423 625,526
*Post Holdings, Inc. 12,003 1,228,027
PriceSmart , Inc. 7,323 1,041,404
Procter & Gamble Co. (The) 665,744 101,039,967
Reynolds Consumer Products,
Inc. 13,457 311,799

6
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
Seaboard Corp. 75 $ 381,171
*Seneca Foods Corp., Class A 1,093 130,428
*Seneca Foods Corp., Class B 224 26,477
*Simply Good Foods Co. (The) 28,540 535,696
#Spectrum Brands Holdings, Inc. 6,513 414,943
*Sprouts Farmers Market, Inc. 27,232 1,931,021
Sysco Corp. 136,235 11,423,305
Target Corp. 112,189 11,832,574
Tootsie Roll Industries, Inc. 6,426 243,417
* TreeHouse Foods, Inc. 12,719 313,396
Turning Point Brands, Inc. 5,423 656,996
Tyson Foods, Inc., Class A 80,348 5,249,135
*United Natural Foods, Inc. 17,818 663,364
Universal Corp. 7,384 417,861
*US Foods Holding Corp. 64,543 5,397,086
*USANA Health Sciences, Inc. 1,784 38,713
Utz Brands, Inc. 21,495 226,557
Village Super Market, Inc., Class
A 1,464 52,206
*Vita Coco Co., Inc. (The) 13,004 693,763
#*Vital Farms, Inc. 9,793 278,611
Walmart, Inc. 1,258,534 149,941,741
WD-40 Co. 4,119 952,436
#Weis Markets, Inc. 5,219 371,332
TOTAL CONSUMER STAPLES 902,782,747
ENERGY — (3.3%)
*Amplify Energy Corp. 4,741 23,800
Antero Midstream Corp. 106,896 2,011,783
*Antero Resources Corp. 84,845 3,085,813
APA Corp. 97,830 2,583,690
Archrock , Inc. 46,726 1,382,622
Ardmore Shipping Corp. 16,007 206,810
#Atlas Energy Solutions, Inc.,
Class A 12,478 145,618
Baker Hughes Co., Class A 284,389 15,937,160
*BKV Corp. 4,606 137,029
Borr Drilling, Ltd. 51,460 240,833
*Bristow Group, Inc. 6,137 269,783
Cactus, Inc., Class A 17,346 975,366
California Resources Corp. 18,190 973,165
#*Centrus Energy Corp., Class A 7,580 2,109,362
Cheniere Energy, Inc. 61,882 13,089,281
Chevron Corp. 547,662 96,881,408
Chord Energy Corp. 11,171 1,119,781
*Clean Energy Fuels Corp. 80,059 176,130
#*CNX Resources Corp. 39,327 1,525,888
#*Comstock Resources, Inc. 26,012 633,392
ConocoPhillips 353,920 36,889,082
#Core Laboratories, Inc. 14,057 274,674
Core Natural Resources, Inc. 8,400 801,192
Coterra Energy, Inc. 214,631 6,192,104
Crescent Energy Co., Class A 68,725 671,443
*CVR Energy, Inc. 8,631 196,269
Delek US Holdings, Inc. 6,985 206,127
Devon Energy Corp. 170,114 6,840,284
DHT Holdings, Inc. 37,482 537,117
Diamondback Energy, Inc. 52,674 8,635,902
*DMC Global, Inc. 2,687 23,108
Shares Value
ENERGY — (Continued)
Dorian LPG, Ltd. 14,435 $ 426,266
DT Midstream, Inc. 29,719 3,745,188
EOG Resources, Inc. 156,150 17,509,100
Epsilon Energy, Ltd. 3,586 17,894
EQT Corp. 175,029 10,104,424
Evolution Petroleum Corp. 4,996 19,684
Excelerate Energy, Inc., Class A 7,722 288,417
Expand Energy Corp. 67,342 7,569,914
* Expro Group Holdings NV 34,786 556,924
Exxon Mobil Corp. 1,206,889 170,654,105
*Forum Energy Technologies, Inc. 1,671 75,596
FutureFuel Corp. 2,326 7,653
#*Geospace Technologies Corp. 15,067 232,936
Granite Ridge Resources, Inc. 7,177 36,029
*Green Plains, Inc. 16,933 194,052
*Gulfport Energy Corp. 4,396 897,531
Halliburton Co. 239,571 8,030,420
*Helix Energy Solutions Group,
Inc. 45,793 363,596
Helmerich & Payne, Inc. 29,570 1,001,832
HF Sinclair Corp. 43,560 2,264,684
#HighPeak Energy, Inc. 1,559 7,094
* Innovex International, Inc. 8,765 217,810
International Seaways, Inc. 11,901 709,895
Kinder Morgan, Inc. 568,194 17,324,235
#Kinetik Holdings, Inc., Class A 13,035 533,262
Kodiak Gas Services, Inc. 19,009 798,568
#*Kosmos Energy, Ltd. 48,673 76,903
Liberty Energy, Inc., Class A 43,732 1,077,994
Magnolia Oil & Gas Corp., Class
A 49,590 1,265,041
Marathon Petroleum Corp. 86,479 15,236,735
Matador Resources Co. 32,858 1,486,496
Murphy Oil Corp. 37,037 1,114,443
*Nabors Industries, Ltd. 2,122 141,835
NACCO Industries, Inc., Class A 287 14,129
*National Energy Services
Reunited Corp. 10,169 200,126
Natural Gas Services Group, Inc. 1,044 36,164
Noble Corp. PLC 38,423 1,368,627
#Nordic American Tankers, Ltd. 65,234 271,373
#Northern Oil & Gas, Inc. 20,541 513,525
NOV, Inc. 103,923 1,906,987
#Occidental Petroleum Corp. 213,377 9,685,182
*Oceaneering International, Inc. 27,944 841,114
*Oil States International, Inc. 8,820 74,705
ONEOK, Inc. 177,493 14,055,671
Ovintiv , Inc. 72,320 3,143,750
*Par Pacific Holdings, Inc. 14,285 539,116
Patterson-UTI Energy, Inc. 101,562 764,762
PBF Energy, Inc., Class A 25,377 849,114
Peabody Energy Corp. 34,745 1,225,109
Permian Resources Corp., Class
A 204,344 3,296,069
Phillips 66 115,352 16,559,933
* PrimeEnergy Resources Corp. 31 5,676
#*ProFrac Holding Corp., Class A 639 3,329
* ProPetro Holding Corp. 23,139 265,867

7
Dimensional U.S. Equity Market ETF
continued
Shares Value
ENERGY — (Continued)
Range Resources Corp. 67,779 $ 2,565,435
Ranger Energy Services, Inc.,
Class A 1,936 29,853
*REX American Resources Corp. 9,169 310,004
Riley Exploration Permian, Inc. 1,063 29,817
#RPC, Inc. 19,443 129,296
SandRidge Energy, Inc. 5,395 85,511
Scorpio Tankers, Inc. 12,471 793,405
*SEACOR Marine Holdings, Inc. 3,454 23,073
*Seadrill, Ltd. 18,015 693,217
Select Water Solutions, Inc.,
Class A 28,100 339,729
SFL Corp., Ltd., Class B 33,743 298,963
SLB, Ltd. 417,914 20,218,679
SM Energy Co. 60,211 1,172,316
Solaris Energy Infrastructure, Inc.,
Class A 11,533 636,506
*Talos Energy, Inc. 43,852 522,716
Targa Resources Corp. 61,513 12,362,883
TechnipFMC PLC 115,211 6,419,557
Teekay Corp., Ltd. 18,622 190,503
Teekay Tankers, Ltd., Class A 6,972 449,833
*TETRA Technologies, Inc. 33,862 386,027
#Texas Pacific Land Corp. 16,494 5,745,850
*Tidewater, Inc. 13,476 842,115
*Transocean, Ltd. 256,790 1,276,246
*Uranium Energy Corp. 77,219 1,331,256
VAALCO Energy, Inc. 21,264 109,297
#*Valaris, Ltd. 17,571 1,014,374
Valero Energy Corp. 87,466 15,868,956
Viper Energy, Inc., Class A 34,916 1,478,343
Vitesse Energy, Inc. 8,398 176,022
Weatherford International PLC 17,888 1,682,903
Williams Cos., Inc. (The) 347,900 23,399,754
World Kinect Corp. 17,932 482,550
TOTAL ENERGY 625,447,889
FINANCIALS — (13.4%)
1st Source Corp. 5,633 379,270
*Acacia Research Corp. 4,436 17,655
Acadian Asset Management, Inc. 7,606 421,525
ACNB Corp. 2,351 118,773
Affiliated Managers Group, Inc. 8,081 2,530,080
Affinity Bancshares, Inc. 142 2,864
#*Affirm Holdings, Inc., Class A 78,265 4,719,379
Aflac, Inc. 142,508 15,811,263
Alerus Financial Corp. 6,581 162,024
Allstate Corp. (The) 75,093 14,942,756
Ally Financial, Inc. 81,103 3,429,035
Amalgamated Financial Corp. 4,608 178,975
Amerant Bancorp, Inc., Class A 12,244 265,695
American Coastal Insurance
Corp. 4,888 54,012
American Express Co. 157,374 55,422,402
American Financial Group, Inc. 18,947 2,468,226
American International Group,
Inc. 153,881 11,522,609
Ameriprise Financial, Inc. 26,560 14,002,166
Ameris Bancorp 18,344 1,478,893
Shares Value
FINANCIALS — (Continued)
AMERISAFE, Inc. 5,420 $ 203,846
Ames National Corp. 1,511 39,437
Aon PLC, Class A 58,097 20,313,035
Apollo Global Management, Inc. 125,427 16,874,949
*Arch Capital Group, Ltd. 102,919 9,884,341
#Ares Management Corp., Class
A 61,698 9,234,340
Arrow Financial Corp. 4,229 142,982
Arthur J. Gallagher & Co. 73,674 18,372,085
#Artisan Partners Asset
Management, Inc., Class A 19,951 888,219
Associated Banc-Corp. 46,447 1,266,145
Assurant, Inc. 14,337 3,414,070
Assured Guaranty, Ltd. 12,488 1,059,607
Atlantic Union Bankshares Corp. 40,252 1,563,388
*Atlanticus Holdings Corp. 879 45,383
Auburn National Bancorp, Inc. 500 12,430
Axis Capital Holdings, Ltd. 21,912 2,260,880
* Axos Financial, Inc. 15,261 1,510,686
#*Baldwin Insurance Group, Inc.
(The), Class A 20,665 452,977
Banc of California, Inc. 36,714 733,546
BancFirst Corp. 5,878 646,286
*Bancorp, Inc. (The) 11,800 701,392
Bank First Corp. 2,831 395,038
Bank of America Corp. 1,987,730 105,747,236
Bank of Hawaii Corp. 11,826 884,348
Bank of Marin Bancorp 4,029 108,179
Bank of New York Mellon Corp.
(The) 197,869 23,728,450
Bank of NT Butterfield & Son, Ltd.
(The) 12,174 630,613
Bank of the James Financial
Group, Inc. 356 6,728
Bank OZK 29,535 1,404,685
Bank7 Corp. 292 12,976
BankUnited, Inc. 21,423 1,016,950
Bankwell Financial Group, Inc. 1,302 62,743
Banner Corp. 9,931 614,133
Bar Harbor Bankshares 3,726 126,349
BayCom Corp. 2,215 64,634
BCB Bancorp, Inc. 1,186 9,358
Beacon Financial Corp. 22,165 628,378
*Berkshire Hathaway, Inc., Class
B 529,357 254,371,919
BGC Group, Inc., Class A 101,205 921,978
Blackrock, Inc. 42,088 47,093,947
Blackstone, Inc. 210,586 29,991,658
*Block, Inc., Class A 156,658 9,466,843
*Blue Foundry Bancorp 2,647 34,808
Blue Ridge Bankshares , Inc. 3,200 13,600
BOK Financial Corp. 5,866 762,228
*Bowhead Specialty Holdings,
Inc. 7,203 176,906
Bread Financial Holdings, Inc. 13,048 946,502
*Bridgewater Bancshares, Inc. 3,705 71,173
* Brighthouse Financial, Inc. 16,168 1,035,722
#Brown & Brown, Inc. 84,095 6,063,249

8
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
#Burke & Herbert Financial
Services Corp. 2,228 $ 145,889
Business First Bancshares, Inc. 9,886 278,489
Byline Bancorp, Inc. 10,450 333,668
C&F Financial Corp. 424 31,927
Cadence Bank 51,066 2,150,389
California Bancorp 4,590 82,574
Camden National Corp. 4,998 237,755
#*Cantaloupe, Inc. 9,662 103,770
Capital Bancorp, Inc. 1,468 45,097
Capital City Bank Group, Inc. 4,946 206,545
Capital One Financial Corp. 181,827 39,807,385
Capitol Federal Financial, Inc. 42,473 309,203
Carlyle Group, Inc. (The) 66,445 3,905,637
*Carter Bankshares , Inc. 4,038 86,454
Cass Information Systems, Inc. 4,924 221,383
Cathay General Bancorp 18,178 930,350
Cboe Global Markets, Inc. 29,587 7,842,330
Central Pacific Financial Corp. 9,040 294,433
CF Bankshares , Inc. 36 1,048
Charles Schwab Corp. (The) 484,843 50,384,885
Chemung Financial Corp. 931 56,577
ChoiceOne Financial Services,
Inc. 3,519 100,960
Chubb, Ltd. 107,167 33,174,617
Cincinnati Financial Corp. 44,847 7,215,434
Citigroup, Inc. 512,134 59,259,025
Citizens & Northern Corp. 609 13,861
Citizens Community Bancorp, Inc. 600 10,884
Citizens Financial Group, Inc. 123,044 7,749,311
Citizens Financial Services, Inc. 601 38,013
#*Citizens, Inc., Class A 4,015 22,283
City Holding Co. 4,113 506,269
Civista Bancshares, Inc. 4,821 116,331
CME Group, Inc., Class A 102,820 29,721,149
CNB Financial Corp. 8,740 242,098
CNO Financial Group, Inc. 26,184 1,101,037
#*Coastal Financial Corp. 3,842 367,987
Cohen & Steers, Inc. 7,321 470,447
*Coinbase Global, Inc., Class A 62,487 12,168,718
Colony Bankcorp , Inc. 1,803 35,086
Columbia Banking System, Inc. 85,993 2,531,634
*Columbia Financial, Inc. 6,760 109,985
#Comerica, Inc. 37,240 3,302,071
Commerce Bancshares, Inc. 40,797 2,147,554
Community Financial System, Inc. 14,582 911,375
Community Trust Bancorp, Inc. 5,172 319,112
Community West Bancshares 3,144 75,362
ConnectOne Bancorp, Inc. 16,806 447,376
*Consumer Portfolio Services,
Inc. 1,025 8,846
Corebridge Financial, Inc. 81,047 2,498,679
* Corpay , Inc. 18,988 5,974,194
Crawford & Co., Class A 3,717 40,329
Crawford & Co., Class B 1,800 18,540
#*Credit Acceptance Corp. 1,652 823,092
#Cullen/Frost Bankers, Inc. 17,230 2,374,639
*Customers Bancorp, Inc. 9,428 745,001
Shares Value
FINANCIALS — (Continued)
CVB Financial Corp. 38,651 $ 761,811
*Dave, Inc. 3,051 499,418
Diamond Hill Investment Group,
Inc. 388 66,484
DigitalBridge Group, Inc. 51,737 796,232
Dime Community Bancshares,
Inc. 12,815 435,966
Donegal Group, Inc., Class A 5,057 94,414
*Donnelley Financial Solutions,
Inc. 7,056 365,148
Eagle Bancorp Montana, Inc. 856 18,584
Eagle Bancorp, Inc. 7,929 212,180
East West Bancorp, Inc. 38,930 4,455,149
Eastern Bankshares , Inc. 60,449 1,238,298
*eHealth, Inc. 2,180 6,169
Employers Holdings, Inc. 8,289 361,566
Enact Holdings, Inc. 8,443 335,778
*Encore Capital Group, Inc. 6,775 373,980
*Enova International, Inc. 7,088 1,170,725
Enterprise Financial Services
Corp. 10,790 618,807
Equitable Holdings, Inc. 81,104 3,763,226
Equity Bancshares, Inc., Class A 4,247 195,872
#Erie Indemnity Co., Class A 6,668 1,887,111
Esquire Financial Holdings, Inc. 1,755 187,136
Essent Group, Ltd. 27,620 1,737,850
* Euronet Worldwide, Inc. 11,598 840,391
Evercore, Inc., Class A 11,175 3,947,792
Everest Group, Ltd. 12,155 4,026,708
EVERTEC, Inc. 18,288 548,823
*EZCORP, Inc., Class A 17,388 372,973
F&G Annuities & Life, Inc. 9,116 268,831
FactSet Research Systems, Inc. 9,653 2,455,337
Farmers & Merchants Bancorp,
Inc. 1,955 52,453
Farmers National Banc Corp. 9,061 117,612
FB Financial Corp. 11,791 678,336
Federal Agricultural Mortgage
Corp., Class C 2,664 451,015
Federated Hermes, Inc., Class B 21,037 1,120,851
Fidelis Insurance Holdings, Ltd. 17,228 328,021
Fidelity D&D Bancorp, Inc. 438 19,579
Fidelity National Financial, Inc. 74,476 4,050,750
Fidelity National Information
Services, Inc. 146,368 8,086,832
#Fifth Third Bancorp 187,842 9,433,425
Financial Institutions, Inc. 5,136 169,180
* Finwise Bancorp 1,421 24,882
First American Financial Corp. 28,785 1,818,636
First Bancorp 11,926 690,873
First Bancorp 44,845 991,971
First Bancorp, Inc. (The) 543 14,851
First Bank 2,858 47,671
First Busey Corp. 26,109 643,587
First Business Financial Services,
Inc. 1,323 75,834
#First Capital, Inc. 430 25,336
First Citizens BancShares , Inc.,
Class A 2,443 5,055,960

9
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
First Commonwealth Financial
Corp. 30,748 $ 554,386
First Community Bankshares , Inc. 4,124 148,546
First Community Corp. 579 16,976
First Financial Bancorp 32,653 938,447
#First Financial Bankshares , Inc. 34,709 1,104,440
First Financial Corp. 3,350 218,286
*First Foundation, Inc. 14,748 92,617
First Hawaiian, Inc. 35,504 942,631
First Horizon Corp. 143,183 3,506,552
First Internet Bancorp 1,172 25,538
First Interstate BancSystem , Inc.,
Class A 24,830 880,720
First Merchants Corp. 17,072 678,783
First Mid Bancshares, Inc. 6,773 285,143
First National Corp. 116 3,057
First United Corp. 555 21,273
FirstCash Holdings, Inc. 11,266 1,920,853
* Firstsun Capital Bancorp 3,056 120,651
*Fiserv, Inc. 150,703 9,604,302
Five Star Bancorp 3,979 157,648
Flagstar Bank NA 85,136 1,125,498
Flushing Financial Corp. 6,656 105,098
*Flywire Corp. 26,876 338,638
FNB Corp. 101,045 1,773,340
Franklin Financial Services Corp. 327 16,680
Franklin Resources, Inc. 83,613 2,225,778
FS Bancorp, Inc. 1,031 43,281
Fulton Financial Corp. 51,563 1,064,776
FVCBankcorp , Inc. 761 11,522
GCM Grosvenor, Inc., Class A 16,931 191,659
*Genworth Financial, Inc., Class A 113,677 948,066
German American Bancorp, Inc. 11,129 468,197
Glacier Bancorp, Inc. 36,678 1,858,841
Global Payments, Inc. 66,416 4,764,684
Globe Life, Inc. 22,814 3,198,979
Goldman Sachs Group, Inc. (The) 85,767 80,227,309
* Goosehead Insurance, Inc.,
Class A 7,937 490,824
Great Southern Bancorp, Inc. 2,690 165,112
*Green Dot Corp., Class A 13,920 169,546
Greene County Bancorp, Inc. 869 20,369
*Greenlight Capital Re, Ltd.,
Class A 6,000 83,220
*Hagerty, Inc., Class A 958 12,080
*Hamilton Insurance Group, Ltd.,
Class B 12,645 350,899
#Hamilton Lane, Inc., Class A 11,715 1,654,627
Hancock Whitney Corp. 23,321 1,604,485
Hanmi Financial Corp. 9,468 251,565
Hanover Insurance Group, Inc.
(The) 10,202 1,776,576
Hartford Insurance Group, Inc.
(The) 79,757 10,771,980
HBT Financial, Inc. 2,774 74,843
HCI Group, Inc. 3,356 532,497
Heritage Commerce Corp. 24,869 316,582
Heritage Financial Corp. 10,484 270,592
*Heritage Insurance Holdings, Inc. 6,728 175,399
Shares Value
FINANCIALS — (Continued)
Hilltop Holdings, Inc. 10,005 $ 374,687
#Hingham Institution For Savings
(The) 128 38,202
*Hippo Holdings, Inc. 8,212 244,718
Home Bancorp, Inc. 1,329 79,328
Home BancShares , Inc. 52,203 1,508,667
Home Federal Bancorp, Inc. of
Louisiana 531 9,680
HomeTrust Bancshares, Inc. 5,179 223,318
Hope Bancorp, Inc. 36,295 434,814
Horace Mann Educators Corp. 12,070 540,857
Horizon Bancorp, Inc. 16,135 284,299
Houlihan Lokey, Inc., Class A 15,374 2,587,752
Huntington Bancshares, Inc. 442,705 7,738,483
Independent Bank Corp. 5,770 202,816
Independent Bank Corp. 14,097 1,138,756
Interactive Brokers Group, Inc.,
Class A 123,967 9,282,649
Intercontinental Exchange, Inc. 164,033 28,505,655
International Bancshares Corp. 15,920 1,108,669
*International Money Express,
Inc. 6,536 101,047
Invesco, Ltd. 101,441 2,768,325
Investar Holding Corp. 1,645 46,800
Investors Title Co. 257 66,671
Jack Henry & Associates, Inc. 21,011 3,765,381
Jackson Financial, Inc., Class A 19,256 2,289,924
James River Group Holdings, Inc. 3,752 25,176
Janus Henderson Group PLC 34,432 1,657,212
Jefferies Financial Group, Inc. 44,392 2,715,903
JPMorgan Chase & Co. 775,912 237,343,722
Kearny Financial Corp. 25,799 200,974
Kemper Corp. 16,966 668,630
KeyCorp 266,470 5,734,434
Kingstone Cos., Inc. 3,618 55,898
#Kinsale Capital Group, Inc. 6,233 2,467,520
KKR & Co., Inc. 178,312 20,373,929
Lakeland Financial Corp. 8,858 527,937
Landmark Bancorp, Inc. 496 13,387
Lazard, Inc., Class A 32,855 1,764,971
LCNB Corp. 1,014 17,350
* LendingClub Corp. 33,618 568,480
*LendingTree, Inc. 3,555 201,426
Lincoln National Corp. 48,390 2,013,508
Live Oak Bancshares, Inc. 10,737 429,051
Loews Corp. 49,824 5,259,920
LPL Financial Holdings, Inc. 22,793 8,308,049
M&T Bank Corp. 44,257 9,806,023
Magyar Bancorp, Inc. 1,150 20,263
MainStreet Bancshares, Inc. 695 14,880
*Markel Group, Inc. 3,575 7,295,288
MarketAxess Holdings, Inc. 10,736 1,816,853
* Marqeta , Inc., Class A 112,555 464,852
Marsh & McLennan Cos., Inc. 139,439 26,241,025
Mastercard, Inc., Class A 242,605 130,713,148
#Mechanics Bancorp 8,481 127,130
Mercantile Bank Corp. 5,079 264,006
Merchants Bancorp 6,930 287,318

10
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Mercury General Corp. 8,298 $ 726,822
Meridian Corp. 1,591 30,118
MetLife, Inc. 161,362 12,728,235
Metrocity Bankshares , Inc. 3,252 91,609
Metropolitan Bank Holding Corp. 2,403 222,518
MGIC Investment Corp. 64,735 1,742,666
Mid Penn Bancorp, Inc. 5,464 180,257
Middlefield Banc Corp. 318 10,666
Midland States Bancorp, Inc. 5,490 125,447
MidWestOne Financial Group,
Inc. 7,739 358,470
Moelis & Co., Class A 21,867 1,567,208
Moody's Corp. 45,832 23,629,146
Morgan Stanley 340,962 62,327,854
Morningstar, Inc. 7,097 1,434,233
MSCI, Inc., Class A 21,419 13,048,883
MVB Financial Corp. 2,685 75,824
Nasdaq, Inc. 128,009 12,402,792
National Bank Holdings Corp.,
Class A 11,088 445,516
National Bankshares , Inc. 365 13,290
#Navient Corp. 24,760 242,896
NB Bancorp, Inc. 10,476 227,539
NBT Bancorp, Inc. 15,401 684,266
*NCR Atleos Corp. 20,621 769,163
Nelnet, Inc., Class A 3,458 456,110
*NerdWallet, Inc., Class A 9,818 118,405
*NI Holdings, Inc. 1,051 14,315
Nicolet Bankshares , Inc. 3,958 577,789
*NMI Holdings, Inc., Class A 22,006 852,072
Northeast Bank 2,038 234,839
Northeast Community Bancorp,
Inc. 1,548 36,533
Northern Trust Corp. 54,149 8,091,485
Northfield Bancorp, Inc. 7,857 96,798
Northrim Bancorp, Inc. 4,356 102,627
Northwest Bancshares, Inc. 42,819 551,509
Norwood Financial Corp. 539 16,402
Oak Valley Bancorp 584 18,659
OceanFirst Financial Corp. 20,015 375,281
*Octave Specialty Group, Inc. 10,640 60,329
OFG Bancorp 12,466 502,380
Old National Bancorp 100,953 2,466,282
Old Republic International Corp. 67,239 2,633,752
Old Second Bancorp, Inc. 15,280 303,155
OneMain Holdings, Inc., Class A 33,194 2,175,535
* Onity Group, Inc. 840 37,985
OP Bancorp 923 12,904
*Open Lending Corp. 23,041 41,243
Oppenheimer Holdings, Inc.,
Class A 1,861 156,380
OppFi , Inc. 5,913 56,292
Orange County Bancorp, Inc. 1,338 41,237
Origin Bancorp, Inc. 10,251 439,050
Orrstown Financial Services, Inc. 5,728 206,323
*Oscar Health, Inc., Class A 49,289 707,297
*Palomar Holdings, Inc. 7,457 921,611
Park National Corp. 4,203 684,837
Shares Value
FINANCIALS — (Continued)
Parke Bancorp, Inc. 757 $ 20,674
Pathward Financial, Inc. 6,438 581,287
* Paymentus Holdings, Inc., Class
A 11,420 305,257
* Payoneer Global, Inc. 82,926 529,897
PayPal Holdings, Inc. 245,715 12,946,723
#*Paysafe, Ltd. 7,600 52,136
PCB Bancorp 1,365 30,631
Peapack-Gladstone Financial
Corp. 4,261 135,159
PennyMac Financial Services,
Inc. 8,719 871,202
Peoples Bancorp of North
Carolina, Inc. 417 15,275
Peoples Bancorp, Inc. 11,794 383,541
Peoples Financial Services Corp. 2,386 124,311
Perella Weinberg Partners, Class
A 19,048 424,961
Pinnacle Financial Partners, Inc. 41,114 3,909,530
*Pioneer Bancorp, Inc. 300 4,245
Piper Sandler Cos. 4,926 1,706,120
PJT Partners, Inc., Class A 7,178 1,242,009
Plumas Bancorp 207 10,373
PNC Financial Services Group,
Inc. (The) 112,207 25,055,823
*Ponce Financial Group, Inc. 2,506 42,051
Popular, Inc. 19,139 2,555,631
*PRA Group, Inc. 10,452 133,681
Preferred Bank/Los Angeles CA 3,447 295,649
#Primerica, Inc. 9,045 2,379,197
Primis Financial Corp. 2,072 27,931
Princeton Bancorp, Inc. 428 15,506
Principal Financial Group, Inc. 62,746 5,943,301
*Priority Technology Holdings,
Inc. 200 1,182
* ProAssurance Corp. 13,624 329,973
PROG Holdings, Inc. 11,601 376,336
Progressive Corp. (The) 168,605 35,069,840
Prosperity Bancshares, Inc. 28,511 1,967,544
Provident Financial Services, Inc. 36,069 798,568
Prudential Financial, Inc. 99,955 11,106,000
QCR Holdings, Inc. 5,009 452,112
Radian Group, Inc. 37,804 1,243,752
Raymond James Financial, Inc. 52,866 8,768,355
RBB Bancorp 4,419 91,650
Red River Bancshares, Inc. 1,323 109,888
Regional Management Corp. 1,208 44,756
Regions Financial Corp. 250,221 7,131,298
Reinsurance Group of America,
Inc. 19,277 3,908,412
* Remitly Global, Inc. 44,299 585,633
RenaissanceRe Holdings, Ltd. 13,047 3,675,340
#Renasant Corp. 26,858 1,012,815
*Repay Holdings Corp., Class A 16,482 57,522
Republic Bancorp, Inc., Class A 2,192 159,161
Richmond Mutual Bancorp, Inc. 1,806 25,338
Riverview Bancorp, Inc. 1,516 7,838
RLI Corp. 22,452 1,311,870

11
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
*Robinhood Markets, Inc., Class
A 212,977 $ 21,186,952
Rocket Cos., Inc., Class A 254,900 4,570,357
*Root, Inc., Class A 2,871 178,375
S&P Global, Inc. 89,054 47,001,811
S&T Bancorp, Inc. 11,234 479,018
Safety Insurance Group, Inc. 4,547 357,849
SB Financial Group, Inc. 732 16,712
Seacoast Banking Corp. of
Florida 27,626 923,813
*Security National Financial
Corp., Class A 1,626 14,341
SEI Investments Co. 29,304 2,574,356
Selective Insurance Group, Inc. 16,750 1,408,340
* Selectquote , Inc. 60,485 85,889
#ServisFirst Bancshares, Inc. 14,777 1,209,497
#*Sezzle, Inc. 5,301 335,235
#*Shift4 Payments, Inc., Class A 8,770 517,781
Shore Bancshares, Inc. 8,158 154,757
Sierra Bancorp 2,027 71,776
Silvercrest Asset Management
Group, Inc., Class A 745 10,981
Simmons First National Corp.,
Class A 42,089 855,669
* SiriusPoint , Ltd. 30,738 627,363
*Skyward Specialty Insurance
Group, Inc. 11,285 503,537
SLM Corp. 53,520 1,453,068
SmartFinancial , Inc. 3,778 150,818
#*SoFi Technologies, Inc. 356,092 8,122,459
Sound Financial Bancorp, Inc. 316 13,872
South Plains Financial, Inc. 1,202 50,075
*Southern First Bancshares, Inc. 1,776 97,573
Southern Missouri Bancorp, Inc. 2,311 144,599
Southside Bancshares, Inc. 9,384 302,071
SOUTHSTATE BANK Corp. 28,823 2,949,458
State Street Corp. 79,791 10,441,450
Stellar Bancorp, Inc. 14,315 531,659
*Sterling Bancorp, Inc. 2,064 –
Stewart Information Services
Corp. 8,630 581,921
Stifel Financial Corp. 29,514 3,639,076
Stock Yards Bancorp, Inc. 8,328 563,722
* StoneX Group, Inc. 12,578 1,412,006
Synchrony Financial 102,077 7,413,853
#T. Rowe Price Group, Inc. 62,338 6,587,880
*Texas Capital Bancshares, Inc. 12,511 1,265,738
#TFS Financial Corp. 16,669 234,616
*Third Coast Bancshares, Inc. 5,010 203,206
Timberland Bancorp, Inc. 975 37,967
Tiptree, Inc. 5,568 99,556
*Toast, Inc., Class A 134,291 4,177,793
Tompkins Financial Corp. 3,549 284,346
Towne Bank 21,416 749,560
#TPG, Inc., Class A 37,952 2,235,752
Tradeweb Markets, Inc., Class A 32,380 3,337,407
Travelers Cos., Inc. (The) 64,004 18,209,778
TriCo Bancshares 9,300 463,326
*Triumph Financial, Inc. 7,112 448,696
Shares Value
FINANCIALS — (Continued)
Truist Financial Corp. 366,539 $ 18,847,435
#*Trupanion, Inc. 8,859 283,399
TrustCo Bank Corp. 5,527 239,872
Trustmark Corp. 16,557 704,004
UMB Financial Corp. 21,743 2,764,405
United Bancorp, Inc. 803 11,162
United Bankshares , Inc. 40,797 1,726,937
United Community Banks, Inc. 34,440 1,185,769
United Fire Group, Inc. 7,588 272,713
United Security Bancshares 1,875 20,137
Unity Bancorp, Inc. 963 51,963
Universal Insurance Holdings, Inc. 8,098 246,584
Univest Financial Corp. 10,011 331,765
Unum Group 46,372 3,522,881
#*Upstart Holdings, Inc. 747 29,320
US Bancorp 445,873 25,017,934
US Global Investors, Inc., Class A 4,116 13,665
USCB Financial Holdings, Inc. 1,039 19,585
Valley National Bancorp 143,337 1,785,979
#Value Line, Inc. 135 5,060
*Velocity Financial, Inc. 1,401 28,426
#Victory Capital Holdings, Inc.,
Class A 12,231 862,652
Virginia National Bankshares
Corp. 418 17,105
Virtu Financial, Inc., Class A 22,623 939,081
Virtus Investment Partners, Inc. 1,852 302,339
Visa, Inc., Class A 482,917 155,417,178
Voya Financial, Inc. 27,277 2,091,055
W. R. Berkley Corp. 86,275 5,916,739
WaFd , Inc. 22,141 722,239
Walker & Dunlop, Inc. 9,679 608,712
Washington Trust Bancorp, Inc. 4,467 153,531
Waterstone Financial, Inc. 1,767 32,318
Webster Financial Corp. 46,201 3,038,640
Wells Fargo & Co. 896,777 81,149,351
WesBanco , Inc. 27,091 956,041
West Bancorp, Inc. 2,033 48,243
Westamerica Bancorp 7,952 402,212
Western Alliance Bancorp 29,974 2,672,182
Western New England Bancorp,
Inc. 14,300 192,049
#Western Union Co. (The) 88,970 833,649
Westwood Holdings Group, Inc. 237 4,339
*WEX, Inc. 9,150 1,408,185
White Mountains Insurance
Group, Ltd. 745 1,523,473
Willis Towers Watson PLC 27,409 8,701,535
Wintrust Financial Corp. 19,260 2,840,657
#WisdomTree, Inc. 37,282 603,968
*World Acceptance Corp. 779 94,454
WSFS Financial Corp. 15,474 1,001,632
Zions Bancorp NA 42,516 2,547,134
TOTAL FINANCIALS 2,506,550,126
HEALTH CARE — (9.6%)
#*10X Genomics, Inc., Class A 29,718 600,304
*4D Molecular Therapeutics, Inc. 13,010 115,269
Abbott Laboratories 499,187 54,561,139

12
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
AbbVie, Inc. 505,602 $ 112,754,302
#*Absci Corp. 12,612 37,710
#*Acadia Healthcare Co., Inc. 18,203 244,648
*ACADIA Pharmaceuticals, Inc. 32,558 818,183
* Accendra Health, Inc. 14,389 31,800
Acme United Corp. 400 16,716
* AdaptHealth Corp., Class A 30,124 302,746
*Adaptive Biotechnologies Corp. 17,226 318,681
* Addus HomeCare Corp. 5,494 568,519
*ADMA Biologics, Inc. 67,122 1,161,211
Agilent Technologies, Inc. 80,873 10,824,851
*Agios Pharmaceuticals, Inc. 14,249 390,993
#*Akebia Therapeutics, Inc. 58,653 82,701
*Align Technology, Inc. 17,300 2,820,419
*Alkermes PLC 42,979 1,456,558
*Alnylam Pharmaceuticals, Inc. 38,094 12,878,058
* Altimmune , Inc. 13,862 77,627
*American Shared Hospital
Services 1,410 2,989
Amgen, Inc. 153,530 52,488,836
*AMN Healthcare Services, Inc. 7,346 156,470
* Amneal Pharmaceuticals, Inc. 41,637 569,594
* Amphastar Pharmaceuticals, Inc. 8,293 219,682
#*Amylyx Pharmaceuticals, Inc. 7,850 112,176
* AngioDynamics , Inc. 9,874 102,295
#*ANI Pharmaceuticals, Inc. 4,950 405,157
*Anika Therapeutics, Inc. 1,888 17,426
* Annexon , Inc. 13,707 85,532
*Apellis Pharmaceuticals, Inc. 5,362 121,074
#*Arcturus Therapeutics Holdings,
Inc. 8,203 61,276
*Arcus Biosciences, Inc. 15,985 336,324
#*ARS Pharmaceuticals, Inc. 576 5,754
* Artivion , Inc. 11,087 452,017
* Arvinas , Inc. 11,288 151,033
#*Astrana Health, Inc. 12,309 279,907
*Atea Pharmaceuticals, Inc. 9,202 39,016
* AtriCure , Inc. 13,805 509,819
*Aura Biosciences, Inc. 4,452 24,931
*Avanos Medical, Inc. 11,824 157,496
#*Avantor, Inc. 175,052 1,911,568
* Aveanna Healthcare Holdings,
Inc. 17,384 146,026
* Axogen , Inc. 8,363 291,451
* Azenta , Inc. 11,934 463,994
#Baxter International, Inc. 140,047 2,810,743
#*Beam Therapeutics, Inc. 26,071 720,081
Becton Dickinson & Co. 81,759 16,636,321
#*BioCryst Pharmaceuticals, Inc. 62,203 409,297
*Biogen, Inc. 39,414 7,090,184
#*BioLife Solutions, Inc. 11,682 254,668
*BioMarin Pharmaceutical, Inc. 54,018 3,054,178
*Bio-Rad Laboratories, Inc., Class
A 5,176 1,520,191
Bio-Techne Corp. 41,497 2,659,543
#*Bioventus, Inc., Class A 3,672 29,119
*Black Diamond Therapeutics,
Inc. 609 1,516
*Boston Scientific Corp. 426,200 39,862,486
Shares Value
HEALTH CARE — (Continued)
#*Bridgebio Pharma, Inc. 28,955 $ 2,237,353
#*BrightSpring Health Services,
Inc. 27,394 1,075,762
Bristol-Myers Squibb Co. 582,449 32,063,817
*Brookdale Senior Living, Inc. 71,361 1,070,415
#Bruker Corp. 27,518 1,218,772
#*Butterfly Network, Inc., Class A 42,881 169,809
*C4 Therapeutics, Inc. 5,639 10,714
Cardinal Health, Inc. 68,104 14,634,188
* CareDx , Inc. 13,942 286,508
*Castle Biosciences, Inc. 8,734 344,032
*Catalyst Pharmaceuticals, Inc. 32,887 799,154
* Celldex Therapeutics, Inc. 11,769 289,517
Cencora , Inc. 52,297 18,786,128
*Centene Corp. 127,927 5,541,798
#*Certara, Inc. 34,442 302,745
*CG oncology, Inc. 8,106 421,917
*Charles River Laboratories
International, Inc. 13,490 2,839,375
Chemed Corp. 3,866 1,651,323
Cigna Group (The) 76,054 20,847,162
#*Clover Health Investments
Corp., Class A 66,113 148,093
*Collegium Pharmaceutical, Inc. 9,212 423,015
*Community Health Systems, Inc. 31,135 99,943
Concentra Group Holdings
Parent, Inc. 27,487 609,662
#CONMED Corp. 8,501 326,353
*Cooper Cos., Inc. (The) 56,298 4,581,531
* Corcept Therapeutics, Inc. 22,330 890,297
*CorVel Corp. 8,147 567,276
#*Crinetics Pharmaceuticals, Inc. 6,211 310,177
*Cross Country Healthcare, Inc. 6,304 58,753
* CryoPort , Inc. 9,805 93,246
*Cullinan Therapeutics, Inc. 7,488 89,556
#*CVRx, Inc. 544 3,726
CVS Health Corp. 363,653 27,099,422
* Cytek Biosciences, Inc. 21,489 107,445
#*CytomX Therapeutics, Inc. 11,333 64,485
Danaher Corp. 180,729 39,559,771
#*DaVita, Inc. 11,338 1,239,697
*Day One Biopharmaceuticals,
Inc. 15,164 169,230
*Denali Therapeutics, Inc. 46,509 1,011,106
DENTSPLY SIRONA, Inc. 33,074 412,433
*Design Therapeutics, Inc. 2,323 23,718
*Dexcom, Inc. 110,594 8,077,786
*Dianthus Therapeutics, Inc. 4,404 235,130
*Disc Medicine, Inc., Class A 4,025 311,213
*Doximity, Inc., Class A 34,798 1,303,881
* Dynavax Technologies Corp. 34,342 531,786
*Dyne Therapeutics, Inc. 7,382 132,064
*Edgewise Therapeutics, Inc. 11,714 329,749
*Edwards Lifesciences Corp. 166,967 13,584,435
*Elanco Animal Health, Inc. 143,801 3,462,728
* Electromed , Inc. 1,107 33,066
Elevance Health, Inc. 62,854 21,731,142
Eli Lilly & Co. 230,209 238,761,264
Embecta Corp. 19,365 205,463

13
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Emergent BioSolutions, Inc. 18,981 $ 215,245
* Enanta Pharmaceuticals, Inc. 2,318 29,902
Encompass Health Corp. 28,223 2,667,920
* Enhabit , Inc. 7,217 76,717
*Enliven Therapeutics, Inc. 2,921 77,260
#*Enovis Corp. 17,334 382,041
Ensign Group, Inc. (The) 16,309 2,799,603
*Entrada Therapeutics, Inc. 2,124 24,299
* Envista Holdings Corp. 47,062 1,104,545
* Erasca , Inc. 33,981 357,140
*Evolent Health, Inc., Class A 18,633 59,812
*Exact Sciences Corp. 48,578 4,971,473
* Exelixis , Inc. 71,727 2,966,629
#*EyePoint, Inc. 8,523 115,231
*Fate Therapeutics, Inc. 14,579 17,349
*FONAR Corp. 687 12,806
* Fortrea Holdings, Inc. 17,350 291,653
*Fulcrum Therapeutics, Inc. 10,048 107,815
#*Fulgent Genetics, Inc. 5,028 131,734
GE HealthCare Technologies, Inc. 130,385 10,296,503
* GeneDx Holdings Corp., Class A 2,990 287,817
Gilead Sciences, Inc. 354,067 50,259,811
#*Ginkgo Bioworks Holdings, Inc. 3,795 34,041
* Glaukos Corp. 5,208 621,731
*Globus Medical, Inc., Class A 32,286 2,927,694
* GoodRx Holdings, Inc., Class A 29,800 67,646
#*GRAIL, Inc. 7,806 763,583
*Guardant Health, Inc. 29,196 3,329,512
*Guardian Pharmacy Services,
Inc., Class A 1,133 34,217
* Haemonetics Corp. 13,301 886,645
*Halozyme Therapeutics, Inc. 33,599 2,409,384
*Harmony Biosciences Holdings,
Inc. 12,218 446,201
#*Harrow, Inc. 5,191 212,520
HCA Healthcare, Inc. 45,426 22,180,153
*Health Catalyst, Inc. 11,727 25,213
*HealthEquity, Inc. 24,385 2,089,063
HealthStream, Inc. 6,474 144,305
*Henry Schein, Inc. 29,944 2,260,173
#*Hims & Hers Health, Inc. 14,897 403,560
*Hologic, Inc. 62,191 4,659,972
Humana, Inc. 33,665 6,571,408
*ICON PLC 21,773 3,924,583
*ICU Medical, Inc. 6,471 970,003
* Ideaya Biosciences, Inc. 16,909 544,301
*IDEXX Laboratories, Inc. 22,916 15,364,261
*Illumina, Inc. 42,221 6,114,023
*Immunome, Inc. 628 15,461
*Incyte Corp. 47,681 4,771,438
*Indivior Pharmaceuticals, Inc. 10,933 386,810
* InfuSystem Holdings, Inc. 2,425 20,031
* Innoviva , Inc. 22,290 445,800
* Inogen , Inc. 3,192 18,833
* Insmed , Inc. 61,790 9,692,997
*Inspire Medical Systems, Inc. 7,912 599,571
* Insulet Corp. 20,092 5,139,735
*Integer Holdings Corp. 10,032 871,380
Shares Value
HEALTH CARE — (Continued)
*Integra LifeSciences Holdings
Corp. 19,773 $ 220,271
#*Intellia Therapeutics, Inc. 30,244 397,709
*Intuitive Surgical, Inc. 101,276 51,065,385
#*Ionis Pharmaceuticals, Inc. 40,762 3,369,795
#*Iovance Biotherapeutics, Inc. 49,131 125,284
*IQVIA Holdings, Inc. 48,721 11,213,138
iRadimed Corp. 1,493 146,135
*Ironwood Pharmaceuticals, Inc.,
Class A 626 3,061
*Jazz Pharmaceuticals PLC 15,743 2,589,566
Johnson & Johnson 690,976 157,024,296
* Keros Therapeutics, Inc. 1,693 30,322
*Kewaunee Scientific Corp. 684 27,045
* Kiniksa Pharmaceuticals
International PLC, Class A 10,659 468,143
*Kodiak Sciences, Inc. 4,260 97,000
#*Krystal Biotech, Inc. 5,933 1,656,731
*Kura Oncology, Inc. 17,805 144,577
* Kymera Therapeutics, Inc. 8,978 652,611
Labcorp Holdings, Inc. 23,698 6,434,481
#*Lantheus Holdings, Inc. 17,517 1,172,238
LeMaitre Vascular, Inc. 5,962 506,591
*LENSAR, Inc. 1,109 14,118
#*LENZ Therapeutics, Inc. 1,775 28,080
* LifeStance Health Group, Inc. 37,861 267,677
#*Ligand Pharmaceuticals, Inc. 5,442 1,045,408
* Lisata Therapeutics, Inc. 3,851 17,830
* LivaNova PLC 15,457 1,015,679
#*Madrigal Pharmaceuticals, Inc. 2,842 1,390,619
* MannKind Corp. 82,264 475,486
#*Maravai LifeSciences Holdings,
Inc., Class A 70,960 238,426
#*Masimo Corp. 1,764 242,250
*MaxCyte, Inc. 12,288 11,143
McKesson Corp. 35,379 29,407,379
* Medpace Holdings, Inc. 6,335 3,690,011
Medtronic PLC 366,785 37,764,184
Merck & Co., Inc. 709,017 78,183,305
*Merit Medical Systems, Inc. 15,214 1,233,703
Mesa Laboratories, Inc. 1,448 114,044
*Mettler-Toledo International, Inc. 5,740 7,882,398
* MiMedx Group, Inc. 34,260 175,069
* Mineralys Therapeutics, Inc. 11,860 366,355
#*Moderna, Inc. 60,871 2,682,585
*Molina Healthcare, Inc. 14,647 2,630,455
#*Monte Rosa Therapeutics, Inc. 8,902 182,669
*Myriad Genetics, Inc. 22,842 128,372
* Natera , Inc. 37,416 8,648,334
National HealthCare Corp. 3,901 558,272
National Research Corp. 2,478 50,403
* Neogen Corp. 45,789 467,964
* NeoGenomics , Inc. 43,299 522,186
* Neurocrine Biosciences, Inc. 28,405 3,864,784
* Niagen Bioscience, Inc. 9,541 57,151
* Novocure , Ltd. 20,134 249,662
* Nurix Therapeutics, Inc. 6,647 109,808
#*Nutex Health, Inc. 681 101,326

14
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Nuvation Bio, Inc. 37,633 $ 197,197
* Olema Pharmaceuticals, Inc. 9,963 256,248
* Omeros Corp. 2,291 26,782
#*OmniAb, Inc. 14,264 25,960
* OmniAb , Inc.- Vesting 12.5 1,104 –
* OmniAb , Inc.- Vesting 15 1,104 –
*Omnicell, Inc. 12,931 627,153
* OptimizeRx Corp. 2,136 22,983
*Option Care Health, Inc. 45,090 1,533,060
#Oramed Pharmaceuticals, Inc. 3,431 11,562
*OraSure Technologies, Inc. 11,179 31,189
*Organogenesis Holdings, Inc.,
Class A 9,630 38,520
Organon & Co. 77,298 660,125
#*ORIC Pharmaceuticals, Inc. 9,422 96,670
* Orthofix Medical, Inc. 7,374 97,558
* OrthoPediatrics Corp. 3,720 64,951
* Oruka Therapeutics, Inc. 316 10,817
#*Pacific Biosciences of
California, Inc. 856 1,935
* Pacira BioSciences , Inc. 15,746 323,423
*PACS Group, Inc. 2,516 84,940
*<PDL BioPharma, Inc. 14,616 6,139
* Pediatrix Medical Group, Inc. 24,386 521,373
*Pennant Group, Inc. (The) 10,665 294,567
*Penumbra, Inc. 9,928 3,555,912
#Perrigo Co. PLC 39,289 558,297
* Personalis , Inc. 5,345 50,083
Pfizer, Inc. 1,624,189 42,943,557
Phibro Animal Health Corp.,
Class A 5,619 225,603
*Phreesia, Inc. 15,999 214,867
#*Praxis Precision Medicines, Inc. 5,730 1,799,220
*Prestige Consumer Healthcare,
Inc. 13,843 892,458
#*Prime Medicine, Inc. 2,164 8,245
* Privia Health Group, Inc. 25,450 590,949
#*Pro-Dex, Inc. 344 13,495
*Progyny, Inc. 23,084 551,015
*Protagonist Therapeutics, Inc. 14,318 1,171,212
#*Prothena Corp. PLC 8,493 74,823
*PTC Therapeutics, Inc. 12,771 964,594
*Puma Biotechnology, Inc. 15,090 97,783
* Quanterix Corp. 6,044 38,319
Quest Diagnostics, Inc. 31,894 5,965,135
* QuidelOrtho Corp. 18,497 502,563
* RadNet , Inc. 18,856 1,321,806
*Rafael Holdings, Inc., Class B 922 1,070
*Rapport Therapeutics, Inc. 397 10,564
Regeneron Pharmaceuticals, Inc. 29,575 21,928,384
*REGENXBIO, Inc. 20,910 233,356
*Relay Therapeutics, Inc. 43,969 336,803
* Repligen Corp. 15,394 2,299,402
* Replimune Group, Inc. 13,124 92,262
ResMed, Inc. 41,859 10,812,598
*Revolution Medicines, Inc. 37,168 3,603,438
#Revvity, Inc. 31,704 3,449,395
* Rezolute , Inc. 4,223 14,105
Shares Value
HEALTH CARE — (Continued)
*Rigel Pharmaceuticals, Inc. 5,798 $ 202,118
*Rocket Pharmaceuticals, Inc. 5,992 20,852
* Roivant Sciences, Ltd. 93,757 2,027,026
* RxSight , Inc. 7,300 63,437
#*Sarepta Therapeutics, Inc. 22,069 448,883
#*Schrodinger, Inc. 16,775 234,347
Select Medical Holdings Corp. 35,210 529,910
#*Senseonics Holdings, Inc. 5,370 39,362
*SI-BONE, Inc. 9,197 152,486
#SIGA Technologies, Inc. 6,109 40,930
*Sight Sciences, Inc. 1,340 8,415
*Simulations Plus, Inc. 2,514 42,461
#*Solid Biosciences, Inc. 957 6,182
* Solventum Corp. 8,413 647,549
* Sotera Health Co. 49,905 904,279
#*STAAR Surgical Co. 13,779 261,112
STERIS PLC 27,899 7,326,277
#*Stoke Therapeutics, Inc. 10,693 324,426
#*Strata Critical Medical, Inc. 8,418 41,080
Stryker Corp. 98,958 36,570,918
#*Summit Therapeutics, Inc. 48,145 697,140
*Supernus Pharmaceuticals, Inc. 16,483 793,821
*Surgery Partners, Inc. 19,943 296,353
*Tactile Systems Technology, Inc. 5,769 166,493
* Talkspace , Inc. 34,923 141,089
#*Tango Therapeutics, Inc. 5,276 61,254
#*Taysha Gene Therapies, Inc. 5,870 26,474
#*Teladoc Health, Inc. 61,444 334,870
Teleflex, Inc. 10,874 1,134,919
#*Tempus AI, Inc., Class A 19,701 1,178,514
*Tenet Healthcare Corp. 25,163 4,762,853
*Terns Pharmaceuticals, Inc. 9,795 338,907
#*TG Therapeutics, Inc. 16,358 481,416
#*Theravance Biopharma, Inc. 9,936 188,188
Thermo Fisher Scientific, Inc. 107,869 62,414,082
*Third Harmonic Bio, Inc. 2,783 83
#*TransMedics Group, Inc. 8,957 1,200,014
* Treace Medical Concepts, Inc. 1,785 4,141
* Trevi Therapeutics, Inc. 2,157 22,584
* TruBridge , Inc. 236 4,567
*Twist Bioscience Corp. 13,996 574,816
#*Tyra Biosciences, Inc. 1,440 44,381
#*UFP Technologies, Inc. 2,071 520,111
*United Therapeutics Corp. 11,744 5,513,691
UnitedHealth Group, Inc. 234,551 67,299,718
Universal Health Services, Inc.,
Class B 15,629 3,145,493
US Physical Therapy, Inc. 4,645 389,576
Utah Medical Products, Inc. 508 31,018
*Vanda Pharmaceuticals, Inc. 12,323 92,915
* Varex Imaging Corp. 8,759 122,100
*Veeva Systems, Inc., Class A 44,384 9,050,785
* Ventyx Biosciences, Inc. 13,488 188,158
* Veracyte , Inc. 22,664 863,045
* Vericel Corp. 13,698 492,854
*Vertex Pharmaceuticals, Inc. 72,970 34,288,603
Viatris , Inc. 327,914 4,292,394
*Vir Biotechnology, Inc. 22,225 165,354

15
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Viridian Therapeutics, Inc. 11,942 $ 394,086
*Voyager Therapeutics, Inc. 6,360 24,804
*Waters Corp. 17,388 6,446,079
* Waystar Holding Corp. 28,646 760,838
West Pharmaceutical Services,
Inc. 20,530 4,744,894
* Xencor , Inc. 17,567 212,385
#*XOMA Royalty Corp. 3,196 82,009
Zimmer Biomet Holdings, Inc. 56,345 4,905,959
Zoetis, Inc., Class A 122,698 15,315,164
* Zymeworks , Inc. 8,448 190,333
TOTAL HEALTH CARE 1,796,308,643
INDUSTRIALS — (10.0%)
#*3D Systems Corp. 32,612 73,051
3M Co. 151,627 23,223,191
#A.O. Smith Corp. 32,524 2,390,189
#AAON, Inc. 18,166 1,654,196
*AAR Corp. 11,217 1,187,992
ABM Industries, Inc. 17,522 806,713
ACCO Brands Corp. 36,483 142,649
Acuity, Inc. 8,776 2,713,890
*ACV Auctions, Inc., Class A 34,835 272,061
Advanced Drainage Systems, Inc. 21,541 3,275,094
Aebi Schmidt Holding AG 12,294 179,984
AECOM 37,700 3,635,411
#*AeroVironment, Inc. 3,603 1,003,039
AGCO Corp. 17,888 2,028,678
Air Lease Corp., Class A 29,057 1,877,954
Alamo Group, Inc. 3,011 588,078
*Alaska Air Group, Inc. 32,221 1,637,793
Albany International Corp., Class
A 8,220 456,128
Alight, Inc., Class A 119,025 182,108
*Allegiant Travel Co. 4,347 385,275
Allegion PLC 24,952 4,126,811
#Allient, Inc. 3,691 225,188
Allison Transmission Holdings,
Inc. 24,320 2,643,584
*Alpha Pro Tech, Ltd. 2,226 11,219
Alta Equipment Group, Inc. 3,184 21,524
*Amentum Holdings, Inc. 37,531 1,342,859
*Ameresco, Inc., Class A 9,730 304,938
*American Airlines Group, Inc. 184,273 2,450,831
*American Superconductor Corp. 12,783 382,467
*American Woodmark Corp. 4,355 258,643
AMETEK, Inc. 65,362 14,639,781
*API Group Corp. 100,251 4,167,434
Apogee Enterprises, Inc. 6,965 258,610
Applied Industrial Technologies,
Inc. 10,623 2,766,335
ArcBest Corp. 6,405 577,859
Arcosa , Inc. 13,846 1,584,952
Argan, Inc. 3,775 1,310,340
Armstrong World Industries, Inc. 12,163 2,234,830
Astec Industries, Inc. 6,197 301,918
* Astronics Corp. 7,866 595,850
* Astronics Corp., Class B 636 48,381
* Asure Software, Inc. 3,230 31,073
Shares Value
INDUSTRIALS — (Continued)
*ATI, Inc. 39,960 $ 4,807,188
Atkore, Inc. 9,733 675,957
Atmus Filtration Technologies,
Inc. 22,753 1,318,991
Automatic Data Processing, Inc. 115,020 28,389,236
#*Avis Budget Group, Inc. 4,696 539,993
*Axon Enterprise, Inc. 21,424 10,360,218
AZZ, Inc. 8,088 1,005,258
Barrett Business Services, Inc. 7,897 300,086
*Bloom Energy Corp., Class A 64,299 9,732,940
#*Blue Bird Corp. 8,806 443,030
*BlueLinx Holdings, Inc. 2,425 168,683
*Boeing Co. (The) 223,830 52,313,548
Boise Cascade Co. 10,261 829,191
Booz Allen Hamilton Holding
Corp., Class A 33,194 2,935,013
*Bowman Consulting Group, Ltd. 3,010 104,838
Brady Corp., Class A 12,210 1,055,799
*BrightView Holdings, Inc. 22,943 306,518
Brink's Co. (The) 11,280 1,433,011
Broadridge Financial Solutions,
Inc. 33,211 6,546,220
*Builders FirstSource , Inc. 30,011 3,433,258
BWX Technologies, Inc. 25,870 5,314,474
#*Byrna Technologies, Inc. 4,217 57,815
*CACI International, Inc., Class A 6,248 3,877,384
#*Cadeler A/S, ADR 2,086 49,855
Cadre Holdings, Inc. 8,443 337,804
Carlisle Cos., Inc. 12,104 4,126,133
Carpenter Technology Corp. 14,296 4,543,698
Carrier Global Corp. 216,375 12,891,622
#*Casella Waste Systems, Inc.,
Class A 17,427 1,758,036
Caterpillar, Inc. 134,225 88,234,146
#*CBIZ, Inc. 5,563 218,904
*CECO Environmental Corp. 8,541 575,920
* Centuri Holdings, Inc. 24,686 681,334
#CH Robinson Worldwide, Inc. 33,688 6,567,476
*Chart Industries, Inc. 12,533 2,598,592
#*Cimpress PLC 4,793 379,078
Cintas Corp. 103,531 19,814,798
Civeo Corp. 1,889 47,829
#*Clarivate PLC 89,658 237,594
*Clean Harbors, Inc. 14,875 3,866,161
CNH Industrial NV 249,315 2,682,629
Columbus McKinnon Corp. 7,951 167,607
Comfort Systems USA, Inc. 10,045 11,472,395
CompX International, Inc. 278 6,477
#Concentrix Corp. 10,997 410,738
*Concrete Pumping Holdings, Inc. 3,512 20,299
*Conduent, Inc. 27,649 38,432
#*Construction Partners, Inc.,
Class A 4,742 521,051
Copa Holdings SA, Class A 8,814 1,202,230
*Copart, Inc. 261,593 10,615,444
*Core & Main, Inc., Class A 53,918 2,877,064
* Costamare Bulkers Holdings,
Ltd. 1,831 30,266
Costamare , Inc. 9,156 153,638

16
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Covenant Logistics Group, Inc.,
Class A 2,664 $ 65,534
CRA International, Inc. 1,814 342,737
Crane Co. 14,023 2,561,161
#CSG Systems International, Inc. 8,044 641,509
#CSW Industrials, Inc. 4,645 1,254,057
CSX Corp. 531,547 20,071,215
Cummins, Inc. 39,496 22,861,075
Curtiss-Wright Corp. 10,476 6,879,484
*Custom Truck One Source, Inc. 13,899 87,842
Deere & Co. 73,898 39,018,144
Delta Air Lines, Inc. 186,803 12,308,450
Deluxe Corp. 12,535 330,924
*Distribution Solutions Group, Inc. 1,684 47,809
*DNOW, Inc. 52,541 798,098
Donaldson Co., Inc. 34,122 3,478,397
Douglas Dynamics, Inc. 7,080 266,774
Dover Corp. 38,808 7,819,424
*Ducommun, Inc. 4,278 484,911
*DXP Enterprises, Inc. 3,713 482,876
* Dycom Industries, Inc. 8,385 3,055,410
Eastern Co. (The) 600 11,220
Eaton Corp. PLC 111,648 39,235,340
EMCOR Group, Inc. 12,693 9,148,226
Emerson Electric Co. 161,929 23,797,086
*Energy Recovery, Inc. 17,569 256,332
Enerpac Tool Group Corp., Class
A 15,261 615,934
EnerSys 10,385 1,871,273
Ennis, Inc. 5,116 99,711
#*Enovix Corp. 16,745 110,852
Enpro , Inc. 5,808 1,386,834
* Enviri Corp. 21,860 413,591
Equifax, Inc. 35,083 7,065,716
Esab Corp. 16,224 1,964,726
ESCO Technologies, Inc. 7,257 1,655,830
Espey Mfg. & Electronics Corp. 1,100 58,157
* Everus Construction Group, Inc. 14,168 1,253,726
* ExlService Holdings, Inc. 44,904 1,757,992
Expeditors International of
Washington, Inc. 38,476 6,176,937
Exponent, Inc. 13,338 958,602
Fastenal Co. 329,721 14,296,703
Federal Signal Corp. 17,081 1,846,285
FedEx Corp. 63,657 20,513,468
Ferguson Enterprises, Inc. 56,044 14,148,868
#*First Advantage Corp. 17,546 236,871
Flowserve Corp. 36,198 2,828,874
*Fluor Corp. 46,113 2,129,959
*Forrester Research, Inc. 1,324 10,738
Fortive Corp. 90,816 4,795,993
Fortune Brands Innovations, Inc. 31,849 1,723,031
*Forward Air Corp. 3,837 106,976
*Franklin Covey Co. 1,500 30,555
Franklin Electric Co., Inc. 10,722 1,068,126
* FreightCar America, Inc. 946 10,888
#*Frontier Group Holdings, Inc. 39,780 184,579
FTAI Aviation, Ltd. 28,860 7,859,155
Shares Value
INDUSTRIALS — (Continued)
#FTAI Infrastructure, Inc. 31,746 $ 184,762
*FTI Consulting, Inc. 8,735 1,525,742
* FuelCell Energy, Inc. 1,124 9,206
*Gates Industrial Corp. PLC 71,340 1,642,247
GATX Corp. 9,460 1,720,869
GE Vernova , Inc. 77,454 56,260,262
Genco Shipping & Trading, Ltd. 9,994 208,875
* Gencor Industries, Inc. 1,168 16,749
*Generac Holdings, Inc. 16,633 2,795,009
General Dynamics Corp. 66,142 23,221,795
General Electric Co. 301,966 92,640,149
Genpact, Ltd. 46,551 2,052,899
*Gibraltar Industries, Inc. 8,757 448,884
Global Industrial Co. 3,314 101,276
Gorman-Rupp Co. (The) 5,080 276,809
Graco, Inc. 47,310 4,131,582
*Graham Corp. 2,704 189,064
#Granite Construction, Inc. 12,729 1,536,899
*Great Lakes Dredge & Dock
Corp. 20,111 301,263
Greenbrier Cos., Inc. (The) 8,892 448,335
Griffon Corp. 10,781 878,112
*GXO Logistics, Inc. 32,160 1,819,934
*Hayward Holdings, Inc. 61,409 991,141
*Healthcare Services Group, Inc. 21,603 406,568
Heartland Express, Inc. 11,076 111,757
HEICO Corp. 13,150 4,351,466
HEICO Corp., Class A 18,730 4,768,471
Helios Technologies, Inc. 10,010 648,448
Herc Holdings, Inc. 6,219 891,431
#*Hertz Global Holdings, Inc. 11,348 55,605
#Hexcel Corp. 21,811 1,806,169
*Hillman Solutions Corp. 56,416 528,618
HNI Corp. 18,586 888,225
Honeywell International, Inc. 181,346 41,259,842
Howmet Aerospace, Inc. 109,470 22,778,518
Hub Group, Inc., Class A 18,359 873,521
#Hubbell, Inc., Class B 15,258 7,444,989
*Hudson Technologies, Inc. 6,969 49,968
Huntington Ingalls Industries, Inc. 11,006 4,628,133
* Hurco Cos., Inc. 883 14,605
*Huron Consulting Group, Inc. 4,917 830,973
#*Hyliion Holdings Corp. 56,208 115,226
Hyster-Yale, Inc. 1,444 48,302
*IBEX Holdings, Ltd. 3,267 121,532
ICF International, Inc. 4,758 443,683
IDEX Corp. 21,322 4,233,483
*IES Holdings, Inc. 2,589 984,571
Illinois Tool Works, Inc. 78,786 20,583,630
Ingersoll Rand, Inc. 111,796 9,624,518
#*Innodata, Inc. 9,238 512,155
*Innovative Solutions and
Support, Inc. 2,446 45,227
Insperity, Inc. 9,333 398,799
Insteel Industries, Inc. 5,988 198,442
Interface, Inc., Class A 16,604 522,528
ITT, Inc. 24,237 4,418,405
Jacobs Solutions, Inc. 33,829 4,575,711

17
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Janus International Group, Inc. 40,717 $ 279,319
JB Hunt Transport Services, Inc. 22,128 4,485,788
*JELD-WEN Holding, Inc. 23,696 64,453
*JetBlue Airways Corp. 91,349 444,870
Johnson Controls International
PLC 175,275 20,903,297
Kadant , Inc. 3,318 1,065,211
Karat Packaging, Inc. 563 13,777
KBR, Inc. 36,458 1,560,767
Kelly Services, Inc., Class A 5,839 63,003
Kennametal, Inc. 20,583 707,849
Kforce , Inc. 5,555 196,258
*Kirby Corp. 15,678 1,844,673
Knight-Swift Transportation
Holdings, Inc., Class A 45,999 2,534,545
Korn Ferry 14,695 1,020,862
*Kratos Defense & Security
Solutions, Inc. 55,542 5,721,381
*L.B. Foster Co., Class A 1,019 30,621
L3Harris Technologies, Inc. 53,624 18,384,988
Landstar System, Inc. 9,661 1,442,967
*Legalzoom.com, Inc. 24,674 219,352
Leidos Holdings, Inc. 34,861 6,563,629
Lennox International, Inc. 8,960 4,435,917
Leonardo DRS, Inc. 21,316 875,235
#*Limbach Holdings, Inc. 3,591 308,754
#Lincoln Electric Holdings, Inc. 15,862 4,208,982
Lindsay Corp. 3,106 389,089
*Liquidity Services, Inc. 7,467 238,944
* Loar Holdings, Inc. 9,172 629,016
Lockheed Martin Corp. 59,522 37,750,043
LSI Industries, Inc. 5,816 128,592
Luxfer Holdings PLC 5,723 86,646
*Lyft, Inc., Class A 82,406 1,390,189
*Manitowoc Co., Inc. (The) 7,177 92,727
ManpowerGroup, Inc. 12,987 471,818
Marten Transport, Ltd. 17,352 213,430
Masco Corp. 58,767 3,883,911
* MasTec , Inc. 17,800 4,280,544
*Masterbrand, Inc. 34,241 415,001
*Matrix Service Co. 10,653 152,551
Matson, Inc. 8,748 1,402,304
Maximus, Inc. 15,643 1,477,325
*Mayville Engineering Co., Inc. 2,155 42,238
McGrath RentCorp 7,021 784,175
*Mercury Systems, Inc. 15,694 1,473,353
#*Microvast Holdings, Inc. 30,946 81,079
* Middleby Corp. (The) 13,463 1,981,350
Miller Industries, Inc. 3,535 144,829
MillerKnoll , Inc. 22,793 457,683
* Mistras Group, Inc. 2,294 32,437
#*Modine Manufacturing Co. 13,824 2,552,740
*Montrose Environmental Group,
Inc. 10,045 223,803
Moog, Inc., Class A 8,138 2,484,938
#MSA Safety, Inc. 10,370 1,837,046
MSC Industrial Direct Co., Inc.,
Class A 12,676 1,069,094
Mueller Industries, Inc. 29,841 4,062,554
Shares Value
INDUSTRIALS — (Continued)
Mueller Water Products, Inc.,
Class A 44,394 $ 1,201,746
*MYR Group, Inc. 4,427 1,106,927
National Presto Industries, Inc. 1,505 191,737
*Net Power, Inc. 3,650 8,651
* Nextpower , Inc., Class A 42,434 4,968,597
Nordson Corp. 15,036 4,127,833
Norfolk Southern Corp. 64,119 18,674,018
Northrop Grumman Corp. 39,056 27,036,907
*NPK International, Inc. 21,874 302,080
nVent Electric PLC 45,575 5,116,250
*NWPX Infrastructure, Inc. 2,754 185,757
Old Dominion Freight Line, Inc. 54,218 9,390,558
Omega Flex, Inc. 302 9,963
*OPENLANE, Inc. 30,323 910,903
*Orion Group Holdings, Inc. 7,380 90,184
Oshkosh Corp. 17,703 2,546,045
Otis Worldwide Corp. 111,187 9,497,594
Owens Corning 21,567 2,584,589
PACCAR, Inc. 150,562 18,505,575
*PAMT Corp. 940 10,199
Pangaea Logistics Solutions, Ltd. 4,633 39,288
Park Aerospace Corp. 2,787 68,254
Parker-Hannifin Corp. 36,043 33,730,481
Park-Ohio Holdings Corp. 1,013 22,853
*Parsons Corp. 16,100 1,127,966
Paychex, Inc. 91,816 9,468,984
#Paycom Software, Inc. 14,363 1,935,414
*Paylocity Holding Corp. 12,245 1,652,830
Pentair PLC 46,350 4,883,900
#*Perma-Fix Environmental
Services, Inc. 2,278 34,785
*Perma-Pipe International
Holdings, Inc. 1,050 30,324
*Pioneer Power Solutions, Inc. 2,112 9,018
Pitney Bowes, Inc. 43,325 451,880
#*Planet Labs PBC 53,900 1,345,883
#*Plug Power, Inc. 385,420 815,163
#Powell Industries, Inc. 2,790 1,237,616
#*Power Solutions International,
Inc. 1,067 76,461
Preformed Line Products Co. 718 180,175
Primoris Services Corp. 15,596 2,312,107
*Proto Labs, Inc. 6,994 368,234
Quad/Graphics, Inc. 3,811 23,323
Quanta Services, Inc. 43,172 20,490,726
*Radiant Logistics, Inc. 5,020 33,785
*RBC Bearings, Inc. 8,482 4,238,201
*RCM Technologies, Inc. 1,243 25,867
Regal Rexnord Corp. 17,885 2,888,427
Republic Services, Inc., Class A 62,001 13,335,795
* Resideo Technologies, Inc. 38,126 1,306,197
Resources Connection, Inc. 4,337 19,647
REV Group, Inc. 13,722 876,836
Robert Half, Inc. 25,647 887,643
*Rocket Lab Corp. 129,669 10,382,597
Rockwell Automation, Inc. 32,174 13,566,167
Rollins, Inc. 82,275 5,211,298

18
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
RTX Corp. 384,829 $ 77,323,691
Rush Enterprises, Inc., Class A 18,460 1,184,947
Rush Enterprises, Inc., Class B 696 41,071
*RXO, Inc. 9,598 139,939
Ryder System, Inc. 11,113 2,125,695
*Saia, Inc. 7,135 2,389,297
Schneider National, Inc., Class B 16,142 433,251
Science Applications International
Corp. 12,599 1,282,074
Sensata Technologies Holding
PLC 40,380 1,396,744
*SES AI Corp. 8,842 17,949
*Shoals Technologies Group, Inc.,
Class A 59,352 560,283
Simpson Manufacturing Co., Inc. 11,690 2,066,558
* SiteOne Landscape Supply, Inc. 12,457 1,788,078
*SkyWest, Inc. 11,282 1,088,939
Snap-on, Inc. 14,666 5,369,369
Southwest Airlines Co. 133,170 6,328,238
*SPX Technologies, Inc. 14,244 2,968,592
SS&C Technologies Holdings,
Inc. 62,771 5,140,317
*StandardAero, Inc. 24,349 752,141
Standex International Corp. 3,318 796,320
Stanley Black & Decker, Inc. 44,537 3,503,280
*Sterling Infrastructure, Inc. 8,538 3,055,836
*Sun Country Airlines Holdings,
Inc. 13,772 241,561
*Sunrun, Inc. 65,915 1,252,385
* Symbotic , Inc., Class A 11,337 616,393
* TaskUS , Inc., Class A 4,195 45,306
*Taylor Devices, Inc. 323 23,495
#Tecnoglass, Inc. 8,041 393,285
Tennant Co. 4,775 363,330
Terex Corp. 18,517 1,055,469
Tetra Tech, Inc. 71,076 2,676,722
Textron, Inc. 50,480 4,445,269
* Thermon Group Holdings, Inc. 9,641 436,255
*TIC Solutions, Inc. 25,214 254,661
Timken Co. (The) 18,602 1,733,520
*Titan International, Inc. 14,589 139,179
*Titan Machinery, Inc. 5,016 81,610
Toro Co. (The) 27,823 2,545,805
Trane Technologies PLC 63,887 26,869,594
* Transcat , Inc. 2,703 163,018
TransDigm Group, Inc. 16,157 23,064,764
TransUnion 55,166 4,359,217
* Trex Co., Inc. 28,047 1,161,707
TriNet Group, Inc. 6,359 389,425
Trinity Industries, Inc. 23,020 661,595
*TrueBlue, Inc. 10,398 55,733
#*TTEC Holdings, Inc. 2,404 7,669
Tutor Perini Corp. 13,362 1,054,128
Twin Disc, Inc. 668 11,483
*Uber Technologies, Inc. 566,946 45,384,027
UFP Industries, Inc. 16,435 1,697,407
*U-Haul Holding Co. 1,707 96,531
U-Haul Holding Co. 24,628 1,263,663
#UL Solutions, Inc., Class A 18,703 1,313,512
Shares Value
INDUSTRIALS — (Continued)
* Ultralife Corp. 17,068 $ 108,894
UniFirst Corp. 4,115 884,725
Union Pacific Corp. 170,070 39,983,457
*United Airlines Holdings, Inc. 94,558 9,675,175
United Parcel Service, Inc., Class
B 207,909 22,084,094
United Rentals, Inc. 18,311 14,320,301
Universal Logistics Holdings, Inc. 1,686 26,993
*Upwork, Inc. 35,420 709,463
*V2X, Inc. 6,751 464,671
Valmont Industries, Inc. 5,575 2,483,997
Veralto Corp. 70,836 7,011,347
Verisk Analytics, Inc., Class A 39,275 8,540,741
*Verra Mobility Corp., Class A 45,277 873,846
Vertiv Holdings Co., Class A 104,201 19,400,142
#Vestis Corp. 30,696 200,445
* Vicor Corp. 6,545 1,031,950
Virco Mfg. Corp. 653 4,564
#*Virgin Galactic Holdings, Inc. 356 1,015
* VirTra , Inc. 294 1,379
#VSE Corp. 6,381 1,394,695
Wabash National Corp. 7,911 80,138
Waste Management, Inc. 114,890 25,533,154
#Watsco, Inc. 9,963 3,850,201
Watts Water Technologies, Inc.,
Class A 7,773 2,326,537
Werner Enterprises, Inc. 17,272 591,566
WESCO International, Inc. 13,765 3,984,004
Westinghouse Air Brake
Technologies Corp. 48,624 11,190,327
*Wilhelmina International, Inc. 2,103 7,571
* Willdan Group, Inc. 5,341 674,034
Willis Lease Finance Corp. 694 126,502
#WillScot Holdings Corp. 47,308 947,579
Woodward, Inc. 17,124 5,442,692
Worthington Enterprises, Inc. 9,522 529,138
WW Grainger, Inc. 12,838 13,864,270
#*XPO, Inc. 33,412 4,948,651
Xylem, Inc. 69,181 9,537,984
Zurn Elkay Water Solutions Corp. 42,390 1,954,603
TOTAL INDUSTRIALS 1,871,676,524
INFORMATION TECHNOLOGY — (31.5%)
*8x8, Inc. 14,607 24,248
#*908 Devices, Inc. 1,720 10,853
A10 Networks, Inc. 21,366 372,623
Accenture PLC, Class A 165,485 43,628,465
*ACI Worldwide, Inc. 27,974 1,212,953
*ACM Research, Inc., Class A 7,436 432,180
Adeia , Inc. 31,819 575,606
*Adobe, Inc. 112,813 33,082,412
*ADTRAN Holdings, Inc. 17,938 165,388
Advanced Energy Industries, Inc. 10,654 2,720,605
*Advanced Micro Devices, Inc. 463,924 109,824,729
* Aehr Test Systems 3,844 98,560
*Agilysys, Inc. 4,862 421,778
#*Akamai Technologies, Inc. 39,195 3,807,794
*Alarm.com Holdings, Inc. 15,465 754,383
#*Alkami Technology, Inc. 8,204 173,843

19
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Allegro MicroSystems , Inc. 31,997 $ 1,181,009
*Alpha & Omega Semiconductor,
Ltd. 9,575 211,608
*Ambarella, Inc. 4,706 301,372
Amdocs, Ltd. 30,611 2,508,265
Amkor Technology, Inc. 31,967 1,544,965
Amphenol Corp., Class A 352,995 50,859,520
*Amplitude, Inc., Class A 5,197 47,656
Analog Devices, Inc. 139,335 43,316,465
* Appfolio , Inc., Class A 5,739 1,089,721
Apple, Inc. 4,209,700 1,092,332,956
Applied Materials, Inc. 226,255 72,926,512
#*Applied Optoelectronics, Inc. 6,651 290,050
* AppLovin Corp., Class A 66,111 31,277,775
*Arista Networks, Inc. 305,398 43,287,113
*Arrow Electronics, Inc. 14,503 1,921,502
*ASGN, Inc. 9,928 517,150
* Astera Labs, Inc. 38,011 5,725,217
* AstroNova , Inc. 821 7,463
*Atlassian Corp., Class A 47,103 5,566,633
#*Aurora Innovation, Inc., Class A 287,350 1,206,870
*Autodesk, Inc. 60,714 15,352,749
*AvePoint, Inc. 30,870 359,018
* Aviat Networks, Inc. 1,956 42,660
Avnet, Inc. 23,217 1,448,509
* Axcelis Technologies, Inc. 8,973 790,252
*AXT, Inc. 3,909 72,473
Badger Meter, Inc. 8,040 1,178,503
Bel Fuse, Inc., Class A 142 26,092
Bel Fuse, Inc., Class B 3,237 651,252
Belden, Inc. 11,299 1,327,745
Benchmark Electronics, Inc. 10,395 541,995
#Bentley Systems, Inc., Class B 46,606 1,636,803
*BILL Holdings, Inc. 26,820 1,157,819
*BK Technologies Corp. 796 60,719
*Blackbaud, Inc. 11,461 615,456
* BlackLine , Inc. 14,214 660,525
*Box, Inc., Class A 39,509 1,001,553
*Braze, Inc., Class A 2,902 60,420
Broadcom, Inc. 1,288,929 427,022,178
#*C3.ai, Inc., Class A 32,350 356,173
*Cadence Design Systems, Inc. 77,779 23,050,584
*Calix, Inc. 13,126 586,338
#*CCC Intelligent Solutions
Holdings, Inc. 135,332 1,025,817
CDW Corp. 36,261 4,583,028
* Cerence , Inc. 18,710 211,984
*CEVA, Inc. 9,088 191,666
* Ciena Corp. 39,982 10,067,867
#*Cipher Mining, Inc. 66,675 1,064,133
*Cirrus Logic, Inc. 14,346 1,869,858
Cisco Systems, Inc. 1,133,923 88,808,849
#*Cleanspark, Inc. 61,502 728,184
Clear Secure, Inc., Class A 25,641 836,409
*Clearfield, Inc. 3,012 89,667
Climb Global Solutions, Inc. 903 107,087
*Cloudflare, Inc., Class A 90,668 16,079,970
*Coda Octopus Group, Inc. 2,056 21,896
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Cognex Corp. 46,512 $ 1,801,875
Cognizant Technology Solutions
Corp., Class A 138,166 11,337,902
*Coherent Corp. 44,039 9,344,195
* Cohu , Inc. 16,013 457,011
*Commvault Systems, Inc. 9,630 825,291
*Consensus Cloud Solutions, Inc. 3,188 68,096
Corning, Inc. 235,233 24,287,807
*Corsair Gaming, Inc. 11,641 59,369
#Crane NXT Co. 14,529 734,005
*Credo Technology Group
Holding, Ltd. 46,850 5,869,368
* Crowdstrike Holdings, Inc., Class
A 71,753 31,672,133
*CS Disco, Inc. 2,692 16,825
CTS Corp. 8,197 421,408
#*Daily Journal Corp. 520 304,912
*Daktronics, Inc. 11,302 261,641
*Data I/O Corp. 3,489 10,816
*Datadog, Inc., Class A 87,863 11,362,443
Dell Technologies, Inc., Class C 91,100 10,425,484
*Diebold Nixdorf, Inc. 4,370 301,574
*Digi International, Inc. 10,869 468,128
*Digital Turbine, Inc. 25,453 132,865
#*DigitalOcean Holdings, Inc. 19,594 1,082,568
*Diodes, Inc. 13,434 795,158
* Docusign , Inc., Class A 55,305 2,905,725
Dolby Laboratories, Inc., Class A 16,573 1,063,821
*Dropbox, Inc., Class A 52,873 1,347,204
#*D-Wave Quantum, Inc. 5,168 109,665
*DXC Technology Co. 55,919 806,911
*Dynatrace, Inc. 82,393 3,138,349
#*Eastman Kodak Co. 16,460 120,487
* eGain Corp. 1,372 14,090
*Electro-Sensors, Inc. 1,305 5,638
*Enphase Energy, Inc. 30,349 1,122,306
#Entegris, Inc. 40,661 4,800,844
*EPAM Systems, Inc. 15,291 3,189,703
ePlus , Inc. 7,745 664,598
* Everspin Technologies, Inc. 1,449 18,823
*F5, Inc. 16,450 4,533,784
*Fabrinet 10,035 4,911,530
*Fair Isaac Corp. 6,426 9,402,330
*Fastly, Inc., Class A 43,975 406,769
*First Solar, Inc. 28,987 6,537,148
*Five9, Inc. 21,128 373,120
*Flex, Ltd. 104,498 6,587,554
* FormFactor , Inc. 20,645 1,455,266
*Fortinet, Inc. 181,788 14,772,093
Franklin Wireless Corp. 3,560 14,632
*Frequency Electronics, Inc. 1,270 66,777
* Freshworks , Inc., Class A 54,766 590,377
*Gartner, Inc. 20,151 4,223,851
Gen Digital, Inc. 150,526 3,611,119
#*GLOBALFOUNDRIES, Inc. 31,807 1,342,255
#*Globant SA 10,319 690,135
*GoDaddy, Inc., Class A 38,226 3,842,478
*Grid Dynamics Holdings, Inc. 19,985 165,276

20
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Guidewire Software, Inc. 24,297 $ 3,420,046
Hackett Group, Inc. (The) 6,963 127,075
*Harmonic, Inc. 35,804 348,015
Hewlett Packard Enterprise Co. 377,136 8,115,967
HP, Inc. 260,261 5,059,474
*HubSpot, Inc. 13,792 3,861,760
*Hut 8 Corp., Class U 464 25,905
#*I3 Verticals, Inc., Class A 6,451 143,277
*Ichor Holdings, Ltd. 8,788 266,628
#*indie Semiconductor, Inc.,
Class A 42,072 172,495
Information Services Group, Inc. 6,130 34,144
*Insight Enterprises, Inc. 6,872 577,385
* Intapp , Inc. 14,560 494,312
*Intel Corp. 1,322,221 61,443,610
#InterDigital, Inc. 7,309 2,385,950
International Business Machines
Corp. 268,206 82,258,780
* inTEST Corp. 2,125 19,444
Intuit, Inc. 79,931 39,879,175
#*IonQ, Inc. 83,464 3,336,891
*IPG Photonics Corp. 6,805 628,850
* Itron , Inc. 12,424 1,230,970
Jabil, Inc. 30,335 7,195,159
* Jamf Holding Corp. 17,063 222,672
*Key Tronic Corp. 1,602 4,534
*Keysight Technologies, Inc. 48,929 10,584,811
*Kimball Electronics, Inc. 7,104 214,612
KLA Corp. 37,694 53,824,770
* Klaviyo , Inc., Class A 21,516 477,870
*Knowles Corp. 24,958 604,982
Kulicke & Soffa Industries, Inc. 14,904 854,446
*KVH Industries, Inc. 2,000 13,360
*Kyndryl Holdings, Inc. 65,091 1,497,093
Lam Research Corp. 360,380 84,134,315
* Lantronix , Inc. 1,100 7,304
*Lattice Semiconductor Corp. 14,662 1,180,584
#*Life360, Inc. 11,216 642,565
Littelfuse , Inc. 6,987 2,262,111
* LiveRamp Holdings, Inc. 18,494 450,329
#*Lumentum Holdings, Inc. 16,555 6,486,911
#*MACOM Technology Solutions
Holdings, Inc. 18,559 4,065,535
*Manhattan Associates, Inc. 16,730 2,526,397
Marvell Technology, Inc. 242,239 19,117,502
* MaxLinear , Inc., Class A 24,078 417,753
Methode Electronics, Inc. 5,366 42,874
Microchip Technology, Inc. 153,879 11,682,494
Micron Technology, Inc. 311,775 129,349,212
Microsoft Corp. 2,022,823 870,400,509
* Mirion Technologies, Inc., Class
A 65,260 1,621,058
* Mitek Systems, Inc. 10,866 108,877
MKS, Inc. 19,000 4,472,790
*MongoDB, Inc., Class A 23,002 8,541,333
Monolithic Power Systems, Inc. 13,555 15,237,853
Motorola Solutions, Inc. 47,094 18,957,219
*N-able, Inc. 13,067 79,317
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Napco Security Technologies, Inc. 9,850 $ 363,366
#*Navitas Semiconductor Corp.,
Class A 20,055 172,072
#*nCino, Inc. 28,658 611,848
*NCR Voyix Corp. 38,817 385,065
NetApp, Inc. 56,437 5,437,705
*NETGEAR, Inc. 8,468 177,066
*NetScout Systems, Inc. 21,132 587,681
* nLight , Inc. 10,814 493,227
*Novanta, Inc. 9,661 1,299,791
*Nutanix, Inc., Class A 73,120 2,875,810
NVE Corp. 745 50,280
NVIDIA Corp. 6,960,280 1,330,318,316
NXP Semiconductors NV 71,947 16,270,095
*Okta, Inc., Class A 48,581 4,104,123
*ON Semiconductor Corp. 99,809 5,977,561
*ON24, Inc. 2,745 21,878
OneSpan , Inc. 8,543 100,637
*Onto Innovation, Inc. 14,098 2,848,501
* Ooma , Inc. 2,074 24,370
*Optical Cable Corp. 3,184 15,697
Oracle Corp. 494,802 81,434,513
#*OSI Systems, Inc. 4,479 1,120,377
*Ouster, Inc. 9,421 196,239
*PagerDuty, Inc. 2,273 24,094
*Palantir Technologies, Inc.,
Class A 661,856 97,021,471
*Palo Alto Networks, Inc. 195,826 34,655,327
#*PAR Technology Corp. 12,255 321,204
PC Connection, Inc. 3,535 207,893
*PDF Solutions, Inc. 8,157 259,800
Pegasystems, Inc. 28,707 1,254,209
*Penguin Solutions, Inc. 14,678 281,964
* Photronics , Inc. 16,966 586,515
*Plexus Corp. 7,394 1,473,846
#*Porch Group, Inc. 44,176 348,549
#Power Integrations, Inc. 14,420 662,455
* Powerfleet , Inc. 42,638 217,880
*Progress Software Corp. 11,679 477,905
*PTC, Inc. 34,004 5,309,045
*Pure Storage, Inc., Class A 89,482 6,222,578
*Q2 Holdings, Inc. 15,571 953,724
Qnity Electronics, Inc. 59,850 5,756,373
*Qorvo, Inc. 25,440 1,987,118
QUALCOMM, Inc. 306,160 46,410,794
*Qualys, Inc. 9,645 1,272,175
Ralliant Corp. 29,550 1,565,264
*Rambus, Inc. 30,458 3,467,034
*Red Violet, Inc. 2,106 95,781
*Ribbon Communications, Inc. 15,581 40,822
Richardson Electronics, Ltd. 978 11,824
*RingCentral, Inc., Class A 20,601 533,154
*Riot Platforms, Inc. 101,524 1,570,576
*Rogers Corp. 5,088 494,757
Roper Technologies, Inc. 30,743 11,412,724
#*Rubrik, Inc., Class A 38,219 2,138,353
Salesforce, Inc. 265,949 56,458,313
#*Samsara, Inc., Class A 98,248 2,755,856

21
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
* Sandisk Corp. 32,329 $ 18,629,586
*Sanmina Corp. 15,299 2,167,562
*ScanSource, Inc. 6,919 297,448
Seagate Technology Holdings
PLC 61,764 25,180,565
* Semtech Corp. 7,899 629,945
* SentinelOne , Inc., Class A 64,085 895,908
*ServiceNow, Inc. 295,458 34,571,541
*Silicon Laboratories, Inc. 8,510 1,212,249
*SiTime Corp. 3,718 1,350,043
#Skyworks Solutions, Inc. 42,589 2,374,763
*Snowflake, Inc., Class A 91,973 17,723,197
#*SolarEdge Technologies, Inc. 348 10,771
*Sono-Tek Corp. 1,633 6,712
* SoundThinking , Inc. 651 4,544
*Sprinklr, Inc., Class A 33,977 216,773
*SPS Commerce, Inc. 9,417 840,561
#*Super Micro Computer, Inc. 156,800 4,564,448
* Synaptics , Inc. 11,168 921,472
*Synopsys, Inc. 53,406 24,839,932
TD SYNNEX Corp. 20,739 3,290,657
TE Connectivity PLC 83,755 18,658,939
*Teledyne Technologies, Inc. 13,398 8,310,779
*Telos Corp. 6,836 37,325
*Teradata Corp. 20,053 571,912
Teradyne, Inc. 43,193 10,411,673
Texas Instruments, Inc. 258,977 55,822,492
* TransAct Technologies, Inc. 1,450 5,336
*Trimble, Inc. 67,449 4,559,552
*TTM Technologies, Inc. 29,009 2,848,684
*Turtle Beach Corp. 1,843 22,042
*Twilio, Inc., Class A 43,481 5,237,721
*Tyler Technologies, Inc. 11,938 4,409,897
#*UiPath, Inc., Class A 120,922 1,522,408
*Ultra Clean Holdings, Inc. 14,994 654,938
*Unisys Corp. 9,598 25,243
*Unity Software, Inc. 92,025 2,677,927
#Universal Display Corp. 12,682 1,456,147
#*Veeco Instruments, Inc. 17,829 556,800
VeriSign, Inc. 23,524 5,745,267
*Vertex, Inc., Class A 21,763 403,704
* Viant Technology, Inc., Class A 1,368 16,170
* Viasat , Inc. 31,703 1,432,025
*Viavi Solutions, Inc. 60,681 1,484,257
Vishay Intertechnology , Inc. 32,135 647,520
*Vishay Precision Group, Inc. 2,173 108,824
* Vistance Networks, Inc. 299,600 5,392,800
Vontier Corp. 41,506 1,556,475
Western Digital Corp. 97,459 24,387,166
* WidePoint Corp. 3,222 21,233
*Workday, Inc., Class A 61,087 10,728,710
Xerox Holdings Corp. 23,111 50,613
* Xperi , Inc. 7,265 41,120
* Yext , Inc. 25,686 183,912
*Zebra Technologies Corp. 14,520 3,411,910
#*Zeta Global Holdings Corp.,
Class A 51,664 959,917
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Zoom Communications, Inc.,
Class A 72,204 $ 6,649,988
*Zscaler, Inc. 29,231 5,846,492
TOTAL INFORMATION
TECHNOLOGY 5,890,819,499
MATERIALS — (2.3%)
AdvanSix , Inc. 8,151 129,112
Air Products and Chemicals, Inc. 63,665 17,348,713
#Albemarle Corp. 33,401 5,699,213
Alcoa Corp. 71,017 4,034,476
*Alpha Metallurgical Resources,
Inc. 3,294 691,081
Amcor PLC 131,058 5,799,317
*American Vanguard Corp. 2,478 12,588
AptarGroup, Inc. 18,111 2,262,969
Ardagh Metal Packaging SA 33,716 148,013
* Arq , Inc. 1,521 5,415
Ashland, Inc. 13,232 809,269
*Aspen Aerogels, Inc. 16,689 56,242
Avery Dennison Corp. 22,130 4,105,336
Avient Corp. 23,722 857,550
*Axalta Coating Systems, Ltd. 60,622 2,035,687
Balchem Corp. 8,676 1,476,395
Ball Corp. 71,849 4,086,053
Cabot Corp. 13,661 986,188
Caledonia Mining Corp. PLC 3,453 94,750
Celanese Corp., Class A 23,089 1,026,075
*Century Aluminum Co. 16,270 737,519
CF Industries Holdings, Inc. 44,133 4,114,520
#Chemours Co. (The) 34,266 513,647
*Clearwater Paper Corp. 3,774 63,479
*Cleveland-Cliffs, Inc. 160,490 2,208,342
*Coeur Mining, Inc. 180,102 3,681,285
Commercial Metals Co. 29,911 2,299,259
*Compass Minerals International,
Inc. 13,496 337,130
*Core Molding Technologies, Inc. 389 7,593
Corteva, Inc. 194,911 14,189,521
CRH PLC 193,161 23,644,838
Crown Holdings, Inc. 32,810 3,434,551
*Dakota Gold Corp. 10,682 63,985
Dow, Inc. 158,914 4,378,081
DuPont de Nemours, Inc. 119,701 5,257,268
Eagle Materials, Inc. 9,073 1,849,168
Eastman Chemical Co. 30,348 2,103,723
Ecolab, Inc. 73,170 20,633,208
* Ecovyst , Inc. 39,985 424,241
Element Solutions, Inc. 63,676 1,852,972
Ferroglobe PLC 8,760 41,610
#*Flotek Industries, Inc. 852 14,799
#FMC Corp. 31,757 501,761
Freeport-McMoRan, Inc. 411,349 24,775,550
Friedman Industries, Inc. 1,479 29,033
Graphic Packaging Holding Co. 77,550 1,136,108
Greif, Inc., Class A 8,181 577,742
Greif, Inc., Class B 290 24,122
Hawkins, Inc. 5,680 739,820
HB Fuller Co. 13,334 801,373

22
Dimensional U.S. Equity Market ETF
continued
Shares Value
MATERIALS — (Continued)
Hecla Mining Co. 177,224 $ 3,991,085
Huntsman Corp. 33,953 367,371
#*Idaho Strategic Resources, Inc. 1,921 69,271
*Ingevity Corp. 10,222 672,505
Innospec, Inc. 6,986 570,896
International Flavors &
Fragrances, Inc. 73,218 5,111,349
#International Paper Co. 137,262 5,534,404
*Intrepid Potash, Inc. 2,213 72,675
#*Ivanhoe Electric, Inc. 13,215 225,844
Kaiser Aluminum Corp. 4,685 574,475
#*Knife River Corp. 15,529 1,043,083
Koppers Holdings, Inc. 3,685 108,560
Kronos Worldwide, Inc. 3,012 15,813
Linde PLC 134,081 61,270,995
Louisiana-Pacific Corp. 17,925 1,501,040
*LSB Industries, Inc. 10,145 94,247
LyondellBasell Industries NV,
Class A 65,506 3,209,794
Martin Marietta Materials, Inc. 17,152 11,182,246
Materion Corp. 6,081 840,881
Mativ Holdings, Inc. 11,654 140,431
#*McEwen, Inc. 17,720 427,938
Mercer International, Inc. 5,736 11,644
* Metallus , Inc. 11,080 221,046
Minerals Technologies, Inc. 9,232 607,096
Mosaic Co. (The) 90,380 2,485,450
#*MP Materials Corp. 37,473 2,202,288
Myers Industries, Inc. 5,149 106,430
NewMarket Corp. 2,293 1,538,121
Newmont Corp. 315,653 35,463,615
Northern Technologies
International Corp. 600 5,436
Nucor Corp. 64,872 11,529,052
*O-I Glass, Inc. 44,508 680,082
Olin Corp. 23,136 481,460
Olympic Steel, Inc. 2,149 103,345
Orion SA 16,297 100,715
Packaging Corp. of America 25,782 5,737,784
*Perimeter Solutions, Inc. 37,872 990,353
PPG Industries, Inc. 63,780 7,374,881
Quaker Chemical Corp. 4,380 673,381
#*Ramaco Resources, Inc., Class
A 10,989 214,395
Ramaco Resources, Inc., Class B 452 5,930
* Ranpak Holdings Corp., Class A 5,983 30,154
*Rayonier Advanced Materials,
Inc. 13,693 106,258
Reliance, Inc. 15,058 4,961,611
Royal Gold, Inc. 22,192 5,843,376
RPM International, Inc. 37,301 3,989,715
Ryerson Holding Corp. 8,870 250,311
Scotts Miracle-Gro Co. (The) 13,048 837,943
Sealed Air Corp. 41,861 1,753,139
Sensient Technologies Corp. 10,259 969,681
Sherwin-Williams Co. (The) 67,387 23,898,126
Silgan Holdings, Inc. 24,681 1,064,985
*Smith-Midland Corp. 371 13,037
Smurfit Westrock PLC 148,126 6,166,485
Shares Value
MATERIALS — (Continued)
*Solstice Advanced Materials, Inc. 43,206 $ 2,668,835
Sonoco Products Co. 27,965 1,342,320
Southern Copper Corp. 26,478 5,039,293
Steel Dynamics, Inc. 39,759 7,139,524
Stepan Co. 5,776 332,755
SunCoke Energy, Inc. 25,593 201,161
Sylvamo Corp. 9,261 453,233
*Tredegar Corp. 5,454 46,632
TriMas Corp. 12,638 439,423
Tronox Holdings PLC 34,388 208,391
United States Lime & Minerals,
Inc. 3,285 395,941
Vulcan Materials Co. 37,571 11,291,588
Warrior Met Coal, Inc. 9,887 882,909
#Westlake Corp. 9,477 751,716
Worthington Steel, Inc. 9,912 398,760
TOTAL MATERIALS 421,135,399
REAL ESTATE — (0.2%)
*CBRE Group, Inc., Class A 85,031 14,483,330
*CKX Lands, Inc. 777 8,508
*Compass, Inc., Class A 167,316 2,094,796
*Comstock Holding Cos., Inc.,
Class A 101 1,112
*CoStar Group, Inc. 121,525 7,473,788
*Cushman & Wakefield, Ltd. 70,127 1,152,888
*Douglas Elliman, Inc. 7,294 19,694
#eXp World Holdings, Inc. 27,008 244,152
*Five Point Holdings LLC, Class A 4,782 25,392
* Forestar Group, Inc. 5,204 135,408
*FRP Holdings, Inc. 2,426 58,006
*Howard Hughes Holdings, Inc. 6,646 542,712
*J.W. Mays, Inc. 100 3,956
*Jones Lang LaSalle, Inc. 13,605 4,869,366
Kennedy-Wilson Holdings, Inc. 33,359 328,586
Marcus & Millichap, Inc. 7,103 193,202
Newmark Group, Inc., Class A 44,050 785,412
#*Opendoor Technologies, Inc. 119,523 615,543
*RE/MAX Holdings, Inc., Class A 1,235 9,608
RMR Group, Inc. (The), Class A 2,835 42,950
*Seaport Entertainment Group,
Inc. 1,537 29,034
St. Joe Co. (The) 9,740 644,691
*Tejon Ranch Co. 2,974 47,852
*Zillow Group, Inc., Class A 14,161 881,381
*Zillow Group, Inc., Class C 46,215 2,912,931
TOTAL REAL ESTATE 37,604,298
UTILITIES — (2.3%)
AES Corp. (The) 196,560 2,879,604
#Alliant Energy Corp. 71,877 4,737,413
Ameren Corp. 75,342 7,781,322
American Electric Power Co., Inc. 153,105 18,338,151
American States Water Co. 11,606 846,774
#American Water Works Co., Inc. 55,694 7,191,766
Artesian Resources Corp., Class
A 1,014 33,827
Atmos Energy Corp. 44,745 7,442,883
Avista Corp. 23,425 967,218
Black Hills Corp. 21,967 1,603,152

23
Dimensional U.S. Equity Market ETF
continued
Shares Value
UTILITIES — (Continued)
California Water Service Group 16,917 $ 756,190
#CenterPoint Energy, Inc. 187,267 7,432,627
Chesapeake Utilities Corp. 6,871 884,160
Clearway Energy, Inc., Class A 9,562 322,909
Clearway Energy, Inc., Class C 23,614 853,646
CMS Energy Corp. 86,278 6,168,014
Consolidated Edison, Inc. 102,015 10,877,859
Consolidated Water Co., Ltd.,
Class OR 3,513 133,072
Constellation Energy Corp. 98,324 27,597,580
Dominion Energy, Inc. 245,459 14,769,268
DTE Energy Co. 57,818 7,769,583
Duke Energy Corp. 222,250 26,970,037
Edison International 102,048 6,355,549
Entergy Corp. 127,651 12,240,454
Essential Utilities, Inc. 81,870 3,175,737
Evergy , Inc. 64,157 4,922,767
Eversource Energy 106,420 7,356,815
Exelon Corp. 289,748 12,974,915
FirstEnergy Corp. 157,656 7,463,435
Genie Energy, Ltd., Class B 4,460 61,414
Global Water Resources, Inc. 752 6,520
H2O America 10,325 537,313
* Hallador Energy Co. 7,357 136,031
*Hawaiian Electric Industries, Inc. 48,450 742,254
#IDACORP, Inc. 15,518 2,060,635
#MDU Resources Group, Inc. 56,956 1,168,168
#MGE Energy, Inc. 10,460 835,545
Middlesex Water Co. 5,457 285,838
National Fuel Gas Co. 24,449 2,047,604
New Jersey Resources Corp. 28,091 1,389,943
NextEra Energy, Inc. 594,931 52,294,435
NiSource, Inc. 134,618 5,962,231
Northwest Natural Holding Co. 11,559 538,187
Northwestern Energy Group, Inc. 17,452 1,184,293
NRG Energy, Inc. 54,068 8,252,399
OGE Energy Corp. 57,501 2,511,644
#*Oklo, Inc., Class A 26,010 2,070,916
#ONE Gas, Inc. 15,820 1,258,639
Ormat Technologies, Inc. 16,746 2,092,245
Otter Tail Corp. 10,895 971,398
PG&E Corp. 626,180 9,655,696
#Pinnacle West Capital Corp. 32,998 3,087,293
Portland General Electric Co. 32,722 1,644,280
PPL Corp. 209,047 7,577,954
Public Service Enterprise Group,
Inc. 142,533 11,739,018
*Pure Cycle Corp. 1,282 14,846
RGC Resources, Inc. 300 6,513
Sempra 185,796 16,166,110
Southern Co. (The) 314,458 28,084,244
Southwest Gas Holdings, Inc. 17,134 1,419,038
Spire, Inc. 17,234 1,456,101
*Talen Energy Corp. 11,220 3,908,599
TXNM Energy, Inc. 24,666 1,453,321
UGI Corp. 60,424 2,423,607
Unitil Corp. 5,242 266,870
Vistra Corp. 97,105 15,376,577
Shares Value
UTILITIES — (Continued)
WEC Energy Group, Inc. 92,380 $ 10,223,695
Xcel Energy, Inc. 169,977 12,928,451
York Water Co. (The) 2,913 97,818
TOTAL UTILITIES 424,784,410
TOTAL COMMON STOCKS 18,438,804,445
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 11,387 44,409
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 28,428 9,666
*<ABIOMED, Inc. CVR 01/04/27 6,708 104,712
* Adverum Biotechnolo CVR
12/10/29 1,521 1,217
#*<Albireo Pharma, Inc. CVR
03/02/26 2,674 17,060
*Concentra Biosciences CVR
09/04/29 4,265 –
*< Mirati Therapeutics CVR
01/04/27 5,963 17,770
*Novo Nordisk CVR 06/30/31 2,519 1,637
* Poseida Therapeutics, Inc. CVR
01/02/29 4,712 2,356
*Supernus Pharmaceuticals, Inc.
CVR 1,085 195
*<Verve Therapeutics, Inc. CVR 13,798 27,320
TOTAL HEALTH CARE 181,933
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 01/04/27 1,080 1,901
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 01/04/27 3,911 1,041
TOTAL RIGHTS/WARRANTS 229,284
TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $10,093,811,346) 18,439,033,729
SECURITIES LENDING COLLATERAL — (1.4%)
@§The DFA Short Term
Investment Fund 23,219,537 268,650,046
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,362,461,392) $ 18,707,683,775

24
Dimensional U.S. Equity Market ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 1,980,769,477 $ — $ — $ 1,980,769,477
Consumer Discretionary ................ 1,980,925,433 — — 1,980,925,433
Consumer Staples .................... 902,782,747 — — 902,782,747
Energy ............................. 625,447,889 — — 625,447,889
Financials ........................... 2,506,550,126 — — 2,506,550,126
Health Care ......................... 1,796,302,421 83 6,139 1,796,308,643
Industrials ........................... 1,871,676,524 — — 1,871,676,524
Information Technology ................ 5,890,596,827 222,672 — 5,890,819,499
Materials ........................... 421,135,399 — — 421,135,399
Real Estate .......................... 37,604,298 — — 37,604,298
Utilities ............................. 424,784,410 — — 424,784,410
Rights/Warrants
Consumer Discretionary ................ 44,409 — — 44,409
Health Care ......................... — 15,071 166,862 181,933
Information Technology ................ 1,901 — — 1,901
Materials ........................... — — 1,041 1,041
Securities Lending Collateral .............. — 268,650,046 — 268,650,046
Total Investments ....................... $18,438,621,861 $268,887,872 $174,042> $18,707,683,775
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

25
Dimensional U.S. Small Cap ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (2.3%)
#*Advantage Solutions, Inc. 274,161 $ 296,094
*AMC Networks, Inc., Class A 103,882 800,930
*Angi, Inc., Class A 166,054 2,155,381
*Anterix, Inc. 54,364 1,427,870
Array Digital Infrastructure, Inc. 131,355 6,329,997
#*Atlanta Braves Holdings, Inc. 27,062 1,191,269
*Atlanta Braves Holdings, Inc.,
Class C 126,455 5,049,348
ATN International, Inc. 49,260 1,191,599
*Bandwidth, Inc., Class A 91,207 1,274,162
#*Boston Omaha Corp., Class A 99,194 1,211,159
*Bumble, Inc., Class A 330,375 1,106,756
*BuzzFeed, Inc. 4,710 4,147
#Cable One, Inc. 15,447 1,251,053
#*Cardlytics, Inc. 30,555 29,593
*Cargurus, Inc., Class A 246,942 8,000,921
*Cars.com, Inc. 175,578 1,994,566
Cinemark Holdings, Inc. 361,463 8,559,444
*Cineverse Corp., Class A 7,439 14,878
*Clear Channel Outdoor Holdings,
Inc., Class A 65,329 136,538
*Creative Realities, Inc. 1,698 5,298
*DHI Group, Inc. 38,938 67,752
*DoubleVerify Holdings, Inc. 476,367 5,154,291
*E.W. Scripps Co. (The), Class A 246,549 825,939
Entravision Communications
Corp., Class A 261,041 785,733
*Eventbrite, Inc., Class A 170,675 754,383
*EverQuote, Inc., Class A 70,333 1,596,559
#*fuboTV, Inc., Class A 1,041,146 2,321,756
*Gaia, Inc., Class A 18,204 61,712
#*Gambling.com Group, Ltd. 94,832 452,349
*GCI Liberty, Inc., Class A 7,021 263,077
*GCI Liberty, Inc., Class C 86,835 3,212,027
#*Globalstar, Inc. 49,017 3,020,428
*Gogo, Inc. 409,126 1,877,888
Gray Media, Inc. 299,975 1,352,887
Gray Media, Inc., Class A 912 11,756
*Grindr, Inc. 58,038 656,990
*Harte Hanks, Inc. 9,013 27,309
#*Ibotta, Inc., Class A 2,771 57,249
IDT Corp., Class B 76,770 3,733,325
#*IMAX Corp. 151,250 5,280,138
#Iridium Communications, Inc. 324,180 6,457,666
*IZEA Worldwide, Inc. 29,181 102,717
John Wiley & Sons, Inc., Class A 162,113 5,062,789
*Liberty Broadband Corp., Class
A 44,782 2,150,432
*Liberty Broadband Corp., Class
C 337,439 16,234,190
*Liberty Global, Ltd., Class A 536,349 5,948,110
*Liberty Global, Ltd., Class C 387,965 4,298,652
*Liberty Latin America, Ltd., Class
A 120,486 930,152
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Latin America, Ltd., Class
C 505,275 $ 3,931,040
*Lionsgate Studios Corp. 139,825 1,319,948
*Lumen Technologies, Inc. 2,660,468 23,465,328
*Madison Square Garden
Entertainment Corp., Class A 126,283 7,813,129
*Madison Square Garden Sports
Corp. 47,900 13,582,045
*Magnite, Inc. 431,880 6,249,304
Marcus Corp. (The) 72,112 1,088,170
Match Group, Inc. 597,213 18,603,185
*MediaAlpha, Inc., Class A 36,306 371,410
National CineMedia, Inc. 158,088 570,698
New York Times Co. (The), Class
A 405,839 29,752,057
Nexstar Media Group, Inc., Class
A 92,048 19,549,154
*Nextdoor Holdings, Inc. 436,362 855,270
#*Optimum Communications, Inc.,
Class A 579,793 887,083
#Paramount Skydance Corp.,
Class B 55,078 617,424
*PubMatic, Inc., Class A 116,677 847,075
*QuinStreet, Inc. 152,626 2,028,400
#*Reading International, Inc.,
Class A 24,612 26,335
*Reading International, Inc., Class
B 1,232 14,069
#*Reservoir Media, Inc. 64,868 489,753
Saga Communications, Inc.,
Class A 16,830 191,525
#Scholastic Corp. 83,748 2,928,668
Shenandoah Telecommunications
Co. 179,818 2,134,440
#Shutterstock, Inc. 85,914 1,705,393
Sinclair, Inc. 133,308 1,934,299
#Sirius XM Holdings, Inc. 88,803 1,807,141
*Skillz, Inc., Class A 3,692 13,660
#*Sphere Entertainment Co. 98,484 9,406,207
Spok Holdings, Inc. 53,444 735,924
#*Stagwell, Inc., Class A 610,690 3,670,247
*Starz Entertainment Corp. 9,322 93,127
*Teads Holding Co. 12,104 8,147
*TechTarget, Inc. 68,559 359,249
TEGNA, Inc. 510,349 9,778,287
Telephone and Data Systems,
Inc. 357,456 16,131,989
*Thryv Holdings, Inc. 128,894 619,980
Townsquare Media, Inc., Class A 11,271 74,050
#*Travelzoo 32,711 191,359
*TripAdvisor, Inc. 357,858 4,755,933
*Uniti Group, Inc. 78,576 653,752
*Urban One, Inc. 2,109 18,985
*USA TODAY Co, Inc. 475,749 2,816,434
#*Vivid Seats, Inc., Class A 12,970 94,551

26
Dimensional U.S. Small Cap ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
#*Webtoon Entertainment, Inc. 3,290 $ 39,776
*Yelp, Inc., Class A 200,527 5,490,429
Zedge, Inc., Class B 21,082 65,565
*Ziff Davis, Inc. 118,236 4,518,980
#*ZoomInfo Technologies, Inc.,
Class A 975,411 7,852,059
TOTAL COMMUNICATION
SERVICES 324,880,292
CONSUMER DISCRETIONARY — (12.2%)
#*1-800-Flowers.com, Inc., Class
A 94,539 408,408
*1stdibs.com, Inc. 71,328 390,877
*Abercrombie & Fitch Co. 142,529 13,915,106
Academy Sports & Outdoors, Inc. 209,566 11,528,226
*Accel Entertainment, Inc., Class
A 55,038 622,480
#Acushnet Holdings Corp. 174,116 16,878,805
*Adient PLC 244,745 5,090,696
ADT, Inc. 2,131,474 17,051,792
*Adtalem Global Education, Inc. 110,732 11,466,299
#Advance Auto Parts, Inc. 194,717 9,348,363
AMCON Distributing Co. 369 40,022
#*American Axle & Manufacturing
Holdings, Inc. 407,195 3,245,344
American Eagle Outfitters, Inc. 534,565 12,460,710
*American Outdoor Brands, Inc. 39,124 354,463
*American Public Education, Inc. 55,359 2,312,899
*America's Car-Mart, Inc., Class
MA 25,625 659,075
Aramark 547,780 21,084,052
#*Arhaus, Inc., Class A 138,175 1,406,621
*Ark Restaurants Corp. 3,459 22,691
Arko Corp. 329,975 1,752,167
*Asbury Automotive Group, Inc. 57,396 13,459,936
Autoliv, Inc. 194,817 23,619,613
*AutoNation, Inc. 103,109 21,135,283
#*Barnes & Noble Education, Inc. 1,152 10,310
Bassett Furniture Industries, Inc. 26,324 415,919
Bath & Body Works, Inc. 485,554 10,585,077
*Beazer Homes USA, Inc. 90,274 1,947,210
#*Bed Bath & Beyond, Inc. 131,803 778,956
#*Biglari Holdings, Inc., Class A 235 462,673
#*Biglari Holdings, Inc., Class B 6,757 2,534,078
#*Birkenstock Holding PLC 311,800 11,773,568
#*BJ's Restaurants, Inc. 65,095 2,722,273
Bloomin' Brands, Inc. 223,181 1,339,086
*Boot Barn Holdings, Inc. 88,136 15,730,513
BorgWarner, Inc. 598,687 28,383,751
Boyd Gaming Corp. 48,912 4,135,020
*Bright Horizons Family Solutions,
Inc. 164,252 15,214,663
Brightstar Lottery PLC 1,324 19,172
*Brinker International, Inc. 128,189 20,217,969
Brunswick Corp. 200,647 16,095,902
Buckle, Inc. (The) 144,542 6,836,837
#Build-A-Bear Workshop, Inc.,
Class A 38,235 2,281,865
#Caleres, Inc. 109,913 1,343,137
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Callaway Golf Co 581,395 $ 8,343,018
Camping World Holdings, Inc.,
Class A 164,743 2,172,960
Canterbury Park Holding Corp. 6,569 101,819
*Capri Holdings, Ltd. 318,429 7,186,943
*CarMax, Inc. 306,757 13,662,957
Carriage Services, Inc., Class A 45,660 1,959,271
Carter's, Inc. 110,691 3,831,016
*Cato Corp. (The), Class A 45,742 139,513
#*Cava Group, Inc. 193,353 11,721,059
*Cavco Industries, Inc. 22,437 11,039,453
Century Communities, Inc. 90,454 5,696,793
*Champion Homes, Inc. 163,197 12,791,381
#Cheesecake Factory, Inc. (The) 143,719 8,329,953
*Chegg, Inc. 28,726 22,090
Choice Hotels International, Inc. 79,769 8,200,253
#Churchill Downs, Inc. 55,313 5,440,587
*Citi Trends, Inc. 29,973 1,293,335
Clarus Corp. 126,944 486,196
#Columbia Sportswear Co. 168,132 9,294,337
*Cooper-Standard Holdings, Inc. 51,045 1,601,282
*Coursera, Inc. 516,163 3,127,948
#Cracker Barrel Old Country
Store, Inc. 62,947 1,895,964
#Cricut, Inc., Class A 81,701 365,203
#*Crocs, Inc. 151,095 12,679,892
*Culp, Inc. 23,287 81,970
Dana, Inc. 424,494 12,267,877
#*Dave & Buster's Entertainment,
Inc. 106,315 1,995,533
*Deckers Outdoor Corp. 3,704 442,035
#Designer Brands, Inc., Class A 119,243 756,001
*Destination XL Group, Inc. 138,848 94,833
#Dillard's, Inc., Class A 27,522 16,721,266
#Dine Brands Global, Inc. 39,877 1,371,370
*Dorman Products, Inc. 85,200 10,581,840
#*Dream Finders Homes, Inc.,
Class A 108,510 1,995,499
#*Driven Brands Holdings, Inc. 465,819 7,243,485
*Duluth Holdings, Inc., Class B 107,878 259,986
*Duolingo, Inc., Class A 8,095 1,085,216
*Dutch Bros, Inc., Class A 237,404 12,912,404
*El Pollo Loco Holdings, Inc. 90,083 912,541
*Envela Corp. 2,701 36,842
Escalade, Inc. 20,364 296,093
Ethan Allen Interiors, Inc. 78,544 1,801,014
*Etsy, Inc. 264,483 14,007,020
*European Wax Center, Inc.,
Class A 132,793 521,876
*Figs, Inc., Class A 467,034 5,048,638
*First Watch Restaurant Group,
Inc. 187,189 2,993,152
*Five Below, Inc. 108,719 20,834,909
Flanigan's Enterprises, Inc. 1,877 61,049
Flexsteel Industries, Inc. 16,054 642,642
#*Floor & Decor Holdings, Inc.,
Class A 249,001 16,424,106
#*Fossil Group, Inc. 9,159 31,782
*Fox Factory Holding Corp. 123,237 2,267,561

27
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Frontdoor, Inc. 119,678 $ 7,074,167
#*Full House Resorts, Inc. 39,738 92,192
*Funko, Inc., Class A 138,265 561,356
#*GameStop Corp., Class A 67,071 1,601,655
Gap, Inc. (The) 986,460 27,601,151
Garrett Motion, Inc. 645,323 11,641,627
*Genesco, Inc. 32,898 951,739
Gentex Corp. 639,471 14,714,228
*Gentherm, Inc. 92,586 2,959,049
*GigaCloud Technology, Inc.,
Class A 44,539 1,778,442
G-III Apparel Group, Ltd. 125,081 3,671,127
#Gildan Activewear, Inc., Class A 22,800 1,481,544
#*Global Business Travel Group I 658,118 4,508,108
Gold.com, Inc., Class A 78,232 4,056,329
Golden Entertainment, Inc. 30,591 823,510
#*Goodyear Tire & Rubber Co.
(The) 937,114 8,818,243
Graham Holdings Co., Class B 10,412 12,146,952
*Grand Canyon Education, Inc. 102,468 17,813,037
#*Green Brick Partners, Inc. 101,881 7,069,523
Group 1 Automotive, Inc. 38,003 13,462,943
#*Groupon, Inc., Class A 94,899 1,342,821
H&R Block, Inc. 360,303 14,213,953
Hamilton Beach Brands Holding
Co., Class A 29,213 557,676
#Harley-Davidson, Inc. 378,358 7,491,488
Hasbro, Inc. 337,328 30,126,764
Haverty Furniture Cos., Inc. 41,495 1,050,653
Haverty Furniture Cos., Inc.,
Class A 457 11,610
*Helen of Troy, Ltd. 54,239 898,198
*Hilton Grand Vacations, Inc. 257,418 11,612,126
*Holley, Inc. 346,853 1,335,384
Hooker Furnishings Corp. 35,769 474,655
*Hovnanian Enterprises, Inc.,
Class A 16,025 1,805,216
*Inspired Entertainment, Inc. 64,471 575,726
#Installed Building Products, Inc. 77,170 22,235,764
J Jill, Inc. 44,654 697,049
JAKKS Pacific, Inc. 34,239 625,547
Jerash Holdings US, Inc. 3,695 11,307
Johnson Outdoors, Inc., Class A 29,404 1,334,648
#KB Home 137,304 7,900,472
#Kohl's Corp. 370,314 6,469,386
Kontoor Brands, Inc. 164,658 9,835,022
#Krispy Kreme, Inc. 452,935 1,426,745
#*Kura Sushi USA, Inc., Class A 32,520 2,172,661
#Lakeland Industries, Inc. 28,293 266,520
#*Lands' End, Inc. 93,453 1,659,725
*Latham Group, Inc. 259,466 1,632,041
*Laureate Education, Inc., Class
A 651,462 22,345,147
La-Z-Boy, Inc. 126,120 4,592,029
LCI Industries 74,465 10,923,271
Lear Corp. 156,619 18,338,519
*Legacy Education, Inc. 3,078 31,026
*Legacy Housing Corp. 57,510 1,193,332
Leggett & Platt, Inc. 403,240 4,705,811
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Levi Strauss & Co., Class A 228,098 $ 4,534,588
*LGI Homes, Inc. 63,922 3,203,131
*Life Time Group Holdings, Inc. 623,364 18,183,528
#Lifetime Brands, Inc. 61,540 193,851
*Lincoln Educational Services
Corp. 83,144 2,216,619
*Lindblad Expeditions Holdings,
Inc. 137,711 2,295,642
Lithia Motors, Inc., Class A 62,116 20,090,799
#LKQ Corp. 468,102 15,377,151
#*Lovesac Co. (The) 42,352 564,129
#*Lucid Group, Inc., Class A 460,980 5,103,049
#Lucky Strike Entertainment
Corp. 50,412 408,337
*M/I Homes, Inc. 42,660 5,703,642
Macy's, Inc. 808,030 16,176,761
*Malibu Boats, Inc., Class A 59,451 1,932,157
Marine Products Corp. 73,755 712,473
#*MarineMax, Inc. 70,921 1,916,995
Marriott Vacations Worldwide
Corp. 108,564 5,896,111
*MasterCraft Boat Holdings, Inc. 49,901 1,074,369
*Mattel, Inc. 908,210 18,972,507
#Matthews International Corp.,
Class A 94,267 2,478,279
Meritage Homes Corp. 87,652 6,092,691
#*Mister Car Wash, Inc. 868,949 4,822,667
#*Mobileye Global, Inc., Class A 165,422 1,485,490
*Mohawk Industries, Inc. 158,197 18,727,361
Monarch Casino & Resort, Inc. 37,492 3,431,643
Monro, Inc. 91,892 1,720,218
*Motorcar Parts of America, Inc. 59,421 738,603
Movado Group, Inc. 48,006 1,094,537
Murphy USA, Inc. 40,340 17,044,053
Nathan's Famous, Inc. 10,829 1,095,028
*National Vision Holdings, Inc. 263,168 6,934,477
Newell Brands, Inc. 1,261,460 5,361,205
#*Norwegian Cruise Line
Holdings, Ltd. 912,777 20,044,583
*Ollie's Bargain Outlet Holdings,
Inc. 162,982 17,978,544
#OneSpaWorld Holdings, Ltd. 284,365 5,587,772
*OneWater Marine, Inc., Class A 53,653 712,512
#*Outdoor Holding Co. 21,791 35,519
#Oxford Industries, Inc. 40,766 1,502,227
#Papa John's International, Inc. 98,117 3,450,775
#Patrick Industries, Inc. 106,559 13,444,549
*Penn Entertainment, Inc. 174,253 2,237,409
Penske Automotive Group, Inc. 38,454 6,029,203
Perdoceo Education Corp. 195,722 6,268,976
*Petco Health & Wellness Co.,
Inc., Class A 786,224 2,114,943
#*PetMed Express, Inc. 53,484 170,614
Phinia, Inc. 122,299 8,704,020
*Planet Fitness, Inc., Class A 211,988 19,299,388
#Polaris, Inc. 159,339 10,172,202
Pool Corp. 25,091 6,375,372
#*Portillo's, Inc., Class A 219,193 1,238,440

28
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Pursuit Attractions and
Hospitality, Inc. 86,193 $ 2,993,483
#PVH Corp. 154,460 9,632,126
#*QuantumScape Corp., Class A 667,936 5,911,234
#RCI Hospitality Holdings, Inc. 20,240 486,570
#Red Rock Resorts, Inc., Class A 16,620 1,049,221
*Revolve Group, Inc., Class A 122,303 3,381,678
#*RH 46,445 9,234,659
*RideNow Group, Inc., Class B 5,375 26,391
Rocky Brands, Inc. 22,884 736,636
#*Rush Street Interactive, Inc. 70,377 1,243,562
#*Sabre Corp. 994,126 1,292,364
*Sally Beauty Holdings, Inc. 302,174 4,599,088
#*Savers Value Village, Inc. 244,465 2,532,657
Service Corp. International 128,308 10,319,812
*Shake Shack, Inc., Class A 109,539 9,701,869
Shoe Carnival, Inc. 78,141 1,489,367
#Signet Jewelers, Ltd. 126,065 11,632,018
#*Sleep Number Corp. 24,561 285,890
Smith & Wesson Brands, Inc. 135,182 1,476,187
#*Solid Power, Inc. 535,526 2,399,156
#Somnigroup International, Inc. 40,784 3,582,874
Sonic Automotive, Inc., Class A 66,713 4,000,111
*Sonos, Inc. 321,138 4,608,330
*Sportsman's Warehouse
Holdings, Inc. 116,880 160,126
Standard Motor Products, Inc. 67,341 2,688,926
Steven Madden, Ltd. 230,926 10,133,033
*Stitch Fix, Inc., Class A 358,371 1,720,181
*Stoneridge, Inc. 87,543 576,033
Strategic Education, Inc. 73,416 6,241,828
*Strattec Security Corp. 12,653 1,001,105
#*Stride, Inc. 146,389 12,384,509
Sturm Ruger & Co., Inc. 48,442 1,777,337
Superior Group of Cos., Inc. 48,625 484,305
#*Sweetgreen, Inc., Class A 259,921 1,595,915
*Target Hospitality Corp. 119,092 820,544
*Taylor Morrison Home Corp.,
Class A 297,754 18,148,106
Texas Roadhouse, Inc., Class A 50,487 9,080,592
#Thor Industries, Inc. 157,611 17,631,943
#*Tilly's, Inc., Class A 59,185 87,002
Toll Brothers, Inc. 43,159 6,236,044
#*TopBuild Corp. 51,264 23,994,115
Travel + Leisure Co. 184,780 12,849,601
*Tri Pointe Homes, Inc. 291,657 9,726,761
*Udemy, Inc. 214,966 1,033,986
#*Under Armour, Inc., Class A 533,431 3,291,269
#*Under Armour, Inc., Class C 629,185 3,819,153
*Unifi, Inc. 59,692 230,411
#*United Parks & Resorts, Inc. 170,229 6,409,122
*Universal Electronics, Inc. 38,534 152,209
#*Universal Technical Institute,
Inc. 145,113 4,038,495
Upbound Group, Inc. 176,406 3,334,073
*Urban Outfitters, Inc. 269,263 19,077,284
#Vail Resorts, Inc. 94,093 12,520,955
*Valvoline, Inc. 354,547 11,600,778
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Vera Bradley, Inc. 97,832 $ 234,797
VF Corp. 950,534 18,620,961
*Victoria's Secret & Co. 251,837 13,727,635
Visteon Corp. 81,404 7,396,367
#*Warby Parker, Inc., Class A 283,443 7,230,631
#*Wayfair, Inc., Class A 137,221 14,201,001
#Wendy's Co. (The) 524,698 4,087,397
Weyco Group, Inc. 24,665 779,907
#Whirlpool Corp. 144,597 11,566,314
#Wingstop, Inc. 57,154 15,170,386
Winmark Corp. 10,056 4,532,139
Winnebago Industries, Inc. 86,343 3,964,007
Wolverine World Wide, Inc. 246,054 4,360,077
#Wyndham Hotels & Resorts, Inc. 205,998 14,994,594
Wynn Resorts, Ltd. 158,634 17,045,223
#*XPEL, Inc. 70,153 3,613,581
#*YETI Holdings, Inc. 253,013 11,565,224
*Zumiez, Inc. 50,846 1,251,320
TOTAL CONSUMER
DISCRETIONARY 1,699,624,608
CONSUMER STAPLES — (3.4%)
#Albertsons Cos., Inc., Class A 756,637 12,598,006
Alico, Inc. 24,779 1,023,620
Andersons, Inc. (The) 116,076 7,195,551
#B&G Foods, Inc. 259,456 1,133,823
*BellRing Brands, Inc. 342,433 8,516,309
#*BJ's Wholesale Club Holdings,
Inc. 62,343 5,762,987
*Boston Beer Co., Inc. (The),
Class A 26,081 5,571,423
*Bridgford Foods Corp. 6,015 45,473
#Brown-Forman Corp., Class B 23,428 641,224
Calavo Growers, Inc. 53,543 1,362,134
Cal-Maine Foods, Inc. 140,145 11,706,312
#Campbell's Co. (The) 735,588 20,581,752
*Celsius Holdings, Inc. 38,491 2,020,008
*Central Garden & Pet Co. 25,790 872,476
*Central Garden & Pet Co., Class
A 164,042 5,031,168
#*Chefs' Warehouse, Inc. (The) 129,328 8,134,731
Clorox Co. (The) 7,752 874,348
Coca-Cola Consolidated, Inc. 116,896 17,775,206
*Coffee Holding Co., Inc. 2,710 8,645
Conagra Brands, Inc. 734,679 13,598,908
*Coty, Inc., Class A 1,320,059 4,184,587
*Darling Ingredients, Inc. 447,923 20,452,164
Dole PLC 356,934 5,685,959
Edgewell Personal Care Co. 171,911 3,345,388
#*elf Beauty, Inc. 16,037 1,362,985
#Energizer Holdings, Inc. 214,641 4,685,613
Flowers Foods, Inc. 640,272 7,318,309
Fresh Del Monte Produce, Inc. 147,641 5,855,442
#*Freshpet, Inc. 138,695 9,667,041
#*Grocery Outlet Holding Corp. 311,347 2,967,137
*Hain Celestial Group, Inc. (The) 118,520 143,409
#*Herbalife, Ltd. 270,268 4,659,420
*HF Foods Group, Inc. 2,308 4,408
#*Honest Co., Inc. (The) 325,327 803,558

29
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
Hormel Foods Corp. 83,907 $ 2,064,951
Ingles Markets, Inc., Class A 42,888 3,210,596
Ingredion, Inc. 180,760 21,347,756
#Interparfums, Inc. 101,895 9,941,895
J&J Snack Foods Corp. 56,081 5,327,695
J.M. Smucker Co. (The) 123,814 12,983,136
John B. Sanfilippo & Son, Inc. 27,433 2,219,330
*Laird Superfood, Inc. 4,653 14,471
Lamb Weston Holdings, Inc. 323,349 14,851,420
#Lifevantage Corp. 31,854 168,826
*Lifeway Foods, Inc. 18,196 400,858
Limoneira Co. 58,739 845,842
*Mama's Creations, Inc. 96,809 1,461,816
*Maplebear, Inc. 393,608 14,626,473
Marzetti Co. (The) 79,422 13,626,433
#*Medifast, Inc. 33,315 381,124
MGP Ingredients, Inc. 67,712 1,686,706
*Mission Produce, Inc. 175,448 2,361,530
#Molson Coors Beverage Co.,
Class B 313,604 15,065,536
*National Beverage Corp. 210,900 7,187,472
*Natural Alternatives International,
Inc. 16,917 69,360
#Natural Grocers by Vitamin
Cottage, Inc. 71,464 1,952,396
*Nature's Sunshine Products, Inc. 52,723 1,329,674
Nu Skin Enterprises, Inc., Class A 137,761 1,461,644
Oil-Dri Corp. of America 33,327 2,017,950
#*Olaplex Holdings, Inc. 14,895 23,534
Pilgrim's Pride Corp. 215,816 9,359,940
#*Post Holdings, Inc. 163,153 16,692,183
PriceSmart, Inc. 89,522 12,730,924
Reynolds Consumer Products,
Inc. 535,501 12,407,558
*Rocky Mountain Chocolate
Factory, Inc. 4,755 10,984
Seaboard Corp. 2,383 12,111,073
*Seneca Foods Corp., Class A 18,493 2,206,770
*Seneca Foods Corp., Class B 1,443 170,563
*Simply Good Foods Co. (The) 283,605 5,323,266
#Spectrum Brands Holdings, Inc. 68,456 4,361,332
*Sprouts Farmers Market, Inc. 176,347 12,504,766
#Tootsie Roll Industries, Inc. 113,993 4,318,055
*TreeHouse Foods, Inc. 138,515 3,413,010
Turning Point Brands, Inc. 51,966 6,295,681
*United Natural Foods, Inc. 212,624 7,915,991
United-Guardian, Inc. 10,372 74,782
Universal Corp. 85,654 4,847,160
*USANA Health Sciences, Inc. 59,213 1,284,922
Utz Brands, Inc. 285,347 3,007,557
Village Super Market, Inc., Class
A 31,377 1,118,904
*Vita Coco Co., Inc. (The) 148,494 7,922,155
#*Vital Farms, Inc. 119,271 3,393,260
WD-40 Co. 35,626 8,237,800
#Weis Markets, Inc. 80,196 5,705,945
*Zevia PBC, Class A 40,539 74,997
TOTAL CONSUMER STAPLES 477,707,526
Shares Value
ENERGY — (5.4%)
*Amplify Energy Corp. 129,391 $ 649,543
Antero Midstream Corp. 1,313,519 24,720,428
*Antero Resources Corp. 504,204 18,337,899
APA Corp. 872,330 23,038,235
Archrock, Inc. 541,833 16,032,838
Ardmore Shipping Corp. 123,648 1,597,532
#Atlas Energy Solutions, Inc.,
Class A 210,709 2,458,974
*BKV Corp. 74,793 2,225,092
Borr Drilling, Ltd. 770,405 3,605,495
*Bristow Group, Inc. 87,073 3,827,729
Cactus, Inc., Class A 198,825 11,179,930
California Resources Corp. 250,947 13,425,665
#*Centrus Energy Corp., Class A 45,029 12,530,670
Chord Energy Corp. 96,575 9,680,678
*Clean Energy Fuels Corp. 711,312 1,564,886
#*CNX Resources Corp. 426,840 16,561,392
#*Comstock Resources, Inc. 777,448 18,930,859
*Comstock, Inc. 39,721 117,177
#Core Laboratories, Inc. 146,973 2,871,852
Core Natural Resources, Inc. 118,049 11,259,514
#Crescent Energy Co., Class A 993,552 9,707,003
#*CVR Energy, Inc. 292,438 6,650,040
DHT Holdings, Inc. 502,972 7,207,589
*DMC Global, Inc. 64,628 555,801
Dorian LPG, Ltd. 131,129 3,872,239
DT Midstream, Inc. 217,115 27,360,832
Energy Services of America Corp. 43,286 390,007
Epsilon Energy, Ltd. 66,166 330,168
Evolution Petroleum Corp. 113,438 446,946
Excelerate Energy, Inc., Class A 95,065 3,550,678
*Expro Group Holdings NV 342,127 5,477,453
*Forum Energy Technologies, Inc. 34,594 1,565,033
FutureFuel Corp. 142,656 469,338
#*Geospace Technologies Corp. 41,850 647,001
*Gevo, Inc. 3,627 7,109
*Gran Tierra Energy, Inc. 31,553 171,333
Granite Ridge Resources, Inc. 216,760 1,088,135
*Green Plains, Inc. 194,309 2,226,781
*Gulfport Energy Corp. 55,863 11,405,549
*Helix Energy Solutions Group,
Inc. 450,217 3,574,723
Helmerich & Payne, Inc. 313,247 10,612,808
HF Sinclair Corp. 458,383 23,831,332
#HighPeak Energy, Inc. 31,178 141,860
*Innovex International, Inc. 181,885 4,519,842
International Seaways, Inc. 154,113 9,192,840
#Kinetik Holdings, Inc., Class A 138,087 5,649,139
Kodiak Gas Services, Inc. 270,082 11,346,145
#*Kosmos Energy, Ltd. 206,998 327,057
Liberty Energy, Inc., Class A 510,410 12,581,607
Magnolia Oil & Gas Corp., Class
A 560,311 14,293,534
*Mammoth Energy Services, Inc. 56,350 131,859
#Matador Resources Co. 367,461 16,623,936
Mexco Energy Corp. 1,439 15,124
#*MIND Technology, Inc. 2,333 20,414
#Murphy Oil Corp. 410,963 12,365,877

30
Dimensional U.S. Small Cap ETF
continued
Shares Value
ENERGY — (Continued)
#*Nabors Industries, Ltd. 44,573 $ 2,979,259
NACCO Industries, Inc., Class A 17,591 866,005
*National Energy Services
Reunited Corp. 208,150 4,096,392
Natural Gas Services Group, Inc. 37,810 1,309,738
*NCS Multistage Holdings, Inc. 3,360 133,997
Noble Corp. PLC 461,339 16,432,895
#Nordic American Tankers, Ltd. 648,132 2,696,229
#Northern Oil & Gas, Inc. 301,102 7,527,550
NOV, Inc. 1,090,379 20,008,455
*Oceaneering International, Inc. 306,111 9,213,941
*Oil States International, Inc. 181,520 1,537,474
*OPAL Fuels, Inc., Class A 4,621 10,675
Ovintiv, Inc. 483,516 21,018,441
*Par Pacific Holdings, Inc. 131,995 4,981,491
Patterson-UTI Energy, Inc. 1,223,479 9,212,797
PBF Energy, Inc., Class A 347,983 11,643,511
Peabody Energy Corp. 361,217 12,736,511
Permian Resources Corp., Class
A 1,415,948 22,839,241
*PrimeEnergy Resources Corp. 5,005 916,365
#*ProFrac Holding Corp., Class A 15,607 81,312
*ProPetro Holding Corp. 318,291 3,657,164
Range Resources Corp. 658,565 24,926,685
Ranger Energy Services, Inc.,
Class A 71,130 1,096,825
*REX American Resources Corp. 107,290 3,627,475
#Riley Exploration Permian, Inc. 41,454 1,162,785
RPC, Inc. 659,901 4,388,342
SandRidge Energy, Inc. 59,923 949,780
Scorpio Tankers, Inc. 162,735 10,353,201
*SEACOR Marine Holdings, Inc. 87,094 581,788
*Seadrill, Ltd. 196,012 7,542,542
Select Water Solutions, Inc.,
Class A 318,824 3,854,582
#SFL Corp., Ltd., Class B 443,823 3,932,272
SM Energy Co. 714,332 13,908,044
Smart Sand, Inc. 15,659 72,814
Solaris Energy Infrastructure, Inc.,
Class A 103,456 5,709,737
*Talos Energy, Inc. 534,110 6,366,591
TechnipFMC PLC 53,872 3,001,748
Teekay Corp., Ltd. 261,010 2,670,132
Teekay Tankers, Ltd., Class A 91,565 5,907,774
*TETRA Technologies, Inc. 434,285 4,950,849
#*Tidewater, Inc. 151,068 9,440,239
*Transocean, Ltd. 3,293,177 16,367,090
*Uranium Energy Corp. 1,064,115 18,345,343
VAALCO Energy, Inc. 316,669 1,627,679
#*Valaris, Ltd. 205,766 11,878,871
Viper Energy, Inc., Class A 80,822 3,422,003
#Vitesse Energy, Inc. 107,141 2,245,675
#W&T Offshore, Inc. 9,037 19,610
Weatherford International PLC 184,453 17,353,338
Western Midstream Partners, LP 3,703 153,526
World Kinect Corp. 189,204 5,091,480
TOTAL ENERGY 747,821,783
Shares Value
FINANCIALS — (18.7%)
1st Source Corp. 74,053 $ 4,985,988
*Acacia Research Corp. 253,919 1,010,598
Acadian Asset Management, Inc. 106,900 5,924,398
ACNB Corp. 22,850 1,154,382
Affiliated Managers Group, Inc. 85,295 26,705,012
Alerus Financial Corp. 66,872 1,646,389
Ally Financial, Inc. 114,043 4,821,738
*AlTi Global, Inc. 12,133 56,904
Amalgamated Financial Corp. 100,522 3,904,274
Amerant Bancorp, Inc., Class A 125,224 2,717,361
American Coastal Insurance
Corp. 98,926 1,093,132
American Financial Group, Inc. 81,097 10,564,506
Ameris Bancorp 204,505 16,487,193
AMERISAFE, Inc. 58,229 2,189,993
AmeriServ Financial, Inc. 40,106 132,350
Ames National Corp. 25,007 652,683
Arrow Financial Corp. 50,236 1,698,479
#Artisan Partners Asset
Management, Inc., Class A 192,607 8,574,864
Associated Banc-Corp. 464,519 12,662,788
Associated Capital Group, Inc.,
Class A 1,556 61,384
Assurant, Inc. 78,547 18,704,397
Assured Guaranty, Ltd. 197,874 16,789,609
Atlantic American Corp. 4,900 13,279
Atlantic Union Bankshares Corp. 414,260 16,089,858
*Atlanticus Holdings Corp. 34,075 1,759,292
Auburn National Bancorp, Inc. 300 7,458
Axis Capital Holdings, Ltd. 212,068 21,881,176
*Axos Financial, Inc. 168,733 16,702,880
#*Baldwin Insurance Group, Inc.
(The), Class A 220,630 4,836,210
Banc of California, Inc. 482,057 9,631,499
BancFirst Corp. 99,074 10,893,186
*Bancorp, Inc. (The) 151,458 9,002,664
Bank First Corp. 22,700 3,167,558
Bank of Hawaii Corp. 135,422 10,126,857
Bank of Marin Bancorp 48,899 1,312,938
Bank of NT Butterfield & Son, Ltd.
(The) 131,266 6,799,579
#Bank OZK 339,448 16,144,147
Bank7 Corp. 9,717 431,823
BankUnited, Inc. 275,959 13,099,774
Bankwell Financial Group, Inc. 23,939 1,153,620
Banner Corp. 113,070 6,992,249
Bar Harbor Bankshares 49,940 1,693,465
BayCom Corp. 32,601 951,297
BCB Bancorp, Inc. 55,702 439,489
Beacon Financial Corp. 238,563 6,763,261
BGC Group, Inc., Class A 1,012,160 9,220,778
*Blue Foundry Bancorp 66,133 869,649
Blue Ridge Bankshares, Inc. 191,306 813,050
#BOK Financial Corp. 168,104 21,843,434
*Bowhead Specialty Holdings,
Inc. 45,213 1,110,431
#*BRC Group Holdings, Inc. 24,955 208,624
Bread Financial Holdings, Inc. 168,933 12,254,400
*Bridgewater Bancshares, Inc. 77,077 1,480,649

31
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
*Brighthouse Financial, Inc. 191,438 $ 12,263,518
#Burke & Herbert Financial
Services Corp. 19,580 1,282,098
Business First Bancshares, Inc. 88,241 2,485,749
*BV Financial, Inc. 12,272 234,641
Byline Bancorp, Inc. 140,253 4,478,278
C&F Financial Corp. 8,830 664,899
Cadence Bank 580,170 24,430,959
California Bancorp 45,167 812,554
*California First Leasing Corp. 265 7,362
Camden National Corp. 51,315 2,441,055
#*Cantaloupe, Inc. 53,430 573,838
Capital Bancorp, Inc. 38,214 1,173,934
Capital City Bank Group, Inc. 50,569 2,111,761
Capitol Federal Financial, Inc. 403,480 2,937,334
*Carter Bankshares, Inc. 66,817 1,430,552
Cass Information Systems, Inc. 39,644 1,782,394
Cathay General Bancorp 243,408 12,457,621
CB Financial Services, Inc. 2,633 94,340
Central Pacific Financial Corp. 82,120 2,674,648
CF Bankshares, Inc. 6,191 180,220
Chemung Financial Corp. 13,030 791,833
ChoiceOne Financial Services,
Inc. 39,470 1,132,394
Citizens & Northern Corp. 47,954 1,091,433
Citizens Community Bancorp, Inc. 28,281 513,017
Citizens Financial Services, Inc. 2,729 172,609
#*Citizens, Inc., Class A 48,245 267,760
City Holding Co. 45,228 5,567,115
Civista Bancshares, Inc. 58,387 1,408,878
CNB Financial Corp. 80,063 2,217,745
CNO Financial Group, Inc. 253,838 10,673,888
#*Coastal Financial Corp. 41,571 3,981,670
Cohen & Steers, Inc. 143,204 9,202,289
Colony Bankcorp, Inc. 50,514 983,002
Columbia Banking System, Inc. 806,104 23,731,702
*Columbia Financial, Inc. 286,624 4,663,372
#Comerica, Inc. 309,074 27,405,592
Commerce Bancshares, Inc. 343,942 18,105,107
Community Financial System, Inc. 164,670 10,291,875
Community Trust Bancorp, Inc. 54,632 3,370,794
Community West Bancshares 58,207 1,395,222
ConnectOne Bancorp, Inc. 153,831 4,094,981
*Consumer Portfolio Services,
Inc. 39,111 337,528
Crawford & Co., Class A 80,988 878,720
Crawford & Co., Class B 55,465 571,290
#*Credit Acceptance Corp. 33,357 16,619,792
Cullen/Frost Bankers, Inc. 156,225 21,530,929
*Customers Bancorp, Inc. 122,158 9,652,925
CVB Financial Corp. 488,761 9,633,479
*Dave, Inc. 32,678 5,349,062
Diamond Hill Investment Group,
Inc. 7,908 1,355,036
#DigitalBridge Group, Inc. 461,946 7,109,349
Dime Community Bancshares,
Inc. 133,959 4,557,285
#Dominari Holdings, Inc. 1,182 4,622
Donegal Group, Inc., Class A 93,941 1,753,878
Shares Value
FINANCIALS — (Continued)
Donegal Group, Inc., Class B 870 $ 14,425
*Donnelley Financial Solutions,
Inc. 83,930 4,343,377
Eagle Bancorp Montana, Inc. 12,069 262,018
Eagle Bancorp, Inc. 107,448 2,875,308
Eagle Financial Services, Inc. 3,171 121,481
Eastern Bankshares, Inc. 700,771 14,355,294
*eHealth, Inc. 96,863 274,122
Employers Holdings, Inc. 76,122 3,320,442
Enact Holdings, Inc. 237,795 9,457,107
*Encore Capital Group, Inc. 82,520 4,555,104
*Enova International, Inc. 86,147 14,228,900
Enterprise Financial Services
Corp. 113,539 6,511,462
Equity Bancshares, Inc., Class A 60,050 2,769,506
#Esquire Financial Holdings, Inc. 22,550 2,404,507
Essent Group, Ltd. 305,275 19,207,903
#*Euronet Worldwide, Inc. 141,446 10,249,177
Evercore, Inc., Class A 51,858 18,319,876
EVERTEC, Inc. 191,370 5,743,014
#*EZCORP, Inc., Class A 219,648 4,711,450
F&G Annuities & Life, Inc. 111,929 3,300,786
FactSet Research Systems, Inc. 15,192 3,864,237
Farmers & Merchants Bancorp,
Inc. 22,162 594,606
Farmers National Banc Corp. 114,399 1,484,899
*FB Bancorp, Inc. 21,099 273,443
FB Financial Corp. 165,272 9,508,098
#Federal Agricultural Mortgage
Corp., Class A 1,115 144,582
Federal Agricultural Mortgage
Corp., Class C 29,202 4,943,899
Federated Hermes, Inc., Class B 253,114 13,485,914
Fidelis Insurance Holdings, Ltd. 325,104 6,189,980
Fidelity D&D Bancorp, Inc. 2,017 90,160
*Finance Of America Cos, Inc.,
Class A 8,184 190,605
Financial Institutions, Inc. 61,425 2,023,339
Finward Bancorp 505 18,506
*Finwise Bancorp 2,393 41,901
First American Financial Corp. 302,746 19,127,492
First Bancorp 534,406 11,821,061
#First Bancorp 134,753 7,806,241
First Bancorp, Inc. (The) 33,511 916,526
First Bank 66,244 1,104,950
First Busey Corp. 266,974 6,580,909
First Business Financial Services,
Inc. 24,991 1,432,484
#First Capital, Inc. 631 37,179
First Commonwealth Financial
Corp. 319,221 5,755,555
First Community Bankshares, Inc. 54,244 1,953,869
First Community Corp. 16,845 493,895
First Financial Bancorp 379,677 10,911,917
#First Financial Bankshares, Inc. 418,294 13,310,115
First Financial Corp. 36,197 2,358,597
*First Foundation, Inc. 249,050 1,564,034
First Hawaiian, Inc. 445,976 11,840,663
First Horizon Corp. 1,096,928 26,863,767

32
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
First Internet Bancorp 28,220 $ 614,914
First Interstate BancSystem, Inc.,
Class A 334,796 11,875,214
First Merchants Corp. 174,112 6,922,693
First Mid Bancshares, Inc. 68,311 2,875,893
First National Corp. 506 13,333
First Northwest Bancorp 30,016 313,067
First Savings Financial Group,
Inc. 7,541 256,243
First United Corp. 19,710 755,484
*First Western Financial, Inc. 25,261 635,314
FirstCash Holdings, Inc. 136,584 23,287,572
#*Firstsun Capital Bancorp 35,052 1,383,853
Five Star Bancorp 39,086 1,548,587
Flagstar Bank NA 1,161,843 15,359,564
Flushing Financial Corp. 109,494 1,728,910
*Flywire Corp. 365,351 4,603,423
FNB Corp. 1,086,240 19,063,512
Franklin Resources, Inc. 346,110 9,213,448
FS Bancorp, Inc. 22,694 952,694
Fulton Financial Corp. 598,138 12,351,550
FVCBankcorp, Inc. 26,532 401,694
*GBank Financial Holdings, Inc. 1,549 50,389
GCM Grosvenor, Inc., Class A 138,326 1,565,850
*Genworth Financial, Inc., Class A 1,345,076 11,217,934
German American Bancorp, Inc. 110,376 4,643,518
Glacier Bancorp, Inc. 392,559 19,894,890
Globe Life, Inc. 148,661 20,845,245
*GoHealth, Inc., Class A 1,711 3,696
#*Goosehead Insurance, Inc.,
Class A 72,946 4,510,981
Great Southern Bancorp, Inc. 33,726 2,070,102
*Green Dot Corp., Class A 167,635 2,041,794
#Greene County Bancorp, Inc. 13,026 305,329
*Greenlight Capital Re, Ltd.,
Class A 110,569 1,533,592
*Hagerty, Inc., Class A 30,562 385,387
*Hamilton Insurance Group, Ltd.,
Class B 172,480 4,786,320
#Hamilton Lane, Inc., Class A 105,612 14,916,639
Hancock Whitney Corp. 257,010 17,682,288
Hanmi Financial Corp. 91,694 2,436,310
Hanover Bancorp, Inc. 596 13,768
Hanover Insurance Group, Inc.
(The) 110,471 19,237,420
Hawthorn Bancshares, Inc. 5,919 209,592
HBT Financial, Inc. 58,392 1,575,416
HCI Group, Inc. 42,073 6,675,723
Heritage Commerce Corp. 184,583 2,349,742
Heritage Financial Corp. 104,593 2,699,545
*Heritage Global, Inc. 25,310 34,675
*Heritage Insurance Holdings, Inc. 103,182 2,689,955
Hilltop Holdings, Inc. 150,547 5,637,985
#Hingham Institution For Savings
(The) 3,897 1,163,060
*Hippo Holdings, Inc. 74,854 2,230,649
Home Bancorp, Inc. 23,549 1,405,640
Home BancShares, Inc. 593,782 17,160,300
HomeTrust Bancshares, Inc. 52,822 2,277,685
Shares Value
FINANCIALS — (Continued)
Hope Bancorp, Inc. 394,074 $ 4,721,007
Horace Mann Educators Corp. 124,077 5,559,890
Horizon Bancorp, Inc. 164,825 2,904,217
Houlihan Lokey, Inc., Class A 33,411 5,623,740
Independent Bank Corp. 62,442 2,194,836
Independent Bank Corp. 149,303 12,060,696
International Bancshares Corp. 181,893 12,667,029
*International Money Express,
Inc. 81,519 1,260,284
Invesco, Ltd. 1,065,476 29,076,840
Investar Holding Corp. 27,459 781,209
Investors Title Co. 5,646 1,464,685
Isabella Bank Corp. 476 22,934
Jack Henry & Associates, Inc. 23,732 4,253,012
Jackson Financial, Inc., Class A 217,791 25,899,706
James River Group Holdings, Inc. 138,156 927,027
Janus Henderson Group PLC 448,634 21,592,754
Jefferies Financial Group, Inc. 233,851 14,307,004
Kearny Financial Corp. 205,870 1,603,727
Kemper Corp. 200,113 7,886,453
*Kentucky First Federal Bancorp 3,402 15,343
#*Kestrel Group, Ltd. 10,148 120,457
#Kingstone Cos., Inc. 42,504 656,687
#Kinsale Capital Group, Inc. 33,247 13,161,822
Lake Shore Bancorp, Inc. 457 6,997
Lakeland Financial Corp. 78,144 4,657,382
Landmark Bancorp, Inc. 6,400 172,736
#Lazard, Inc., Class A 295,526 15,875,657
LCNB Corp. 29,186 499,372
#*Lemonade, Inc. 16,773 1,454,722
*LendingClub Corp. 395,295 6,684,438
*LendingTree, Inc. 37,814 2,142,541
#Lincoln National Corp. 492,538 20,494,506
LINKBANCORP, Inc. 13,222 115,692
Live Oak Bancshares, Inc. 140,056 5,596,638
*loanDepot, Inc., Class A 27,931 60,890
Magyar Bancorp, Inc. 1,254 22,095
MainStreet Bancshares, Inc. 6,862 146,915
MarketAxess Holdings, Inc. 88,668 15,005,286
#*Marqeta, Inc., Class A 1,356,597 5,602,746
#Mechanics Bancorp 57,095 855,854
Mercantile Bank Corp. 49,753 2,586,161
Merchants Bancorp 146,297 6,065,474
Mercury General Corp. 165,289 14,477,664
Meridian Corp. 26,317 498,181
Metrocity Bankshares, Inc. 60,738 1,710,989
Metropolitan Bank Holding Corp. 30,418 2,816,707
MGIC Investment Corp. 693,504 18,669,128
Mid Penn Bancorp, Inc. 63,382 2,090,972
Middlefield Banc Corp. 4,764 159,785
Midland States Bancorp, Inc. 69,855 1,596,187
MidWestOne Financial Group,
Inc. 63,131 2,924,228
Moelis & Co., Class A 177,670 12,733,609
Morningstar, Inc. 35,562 7,186,725
MVB Financial Corp. 37,301 1,053,380
National Bank Holdings Corp.,
Class A 116,358 4,675,264

33
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
National Bankshares, Inc. 15,579 $ 567,231
Navient Corp. 316,363 3,103,521
NB Bancorp, Inc. 49,733 1,080,201
NBT Bancorp, Inc. 157,727 7,007,811
*NCR Atleos Corp. 200,879 7,492,787
Nelnet, Inc., Class A 69,374 9,150,431
*NerdWallet, Inc., Class A 124,651 1,503,291
*NI Holdings, Inc. 18,335 249,723
#Nicolet Bankshares, Inc. 48,645 7,101,197
*NMI Holdings, Inc., Class A 285,747 11,064,124
Northeast Bank 25,744 2,966,481
Northeast Community Bancorp,
Inc. 33,918 800,465
Northfield Bancorp, Inc. 126,265 1,555,585
Northrim Bancorp, Inc. 66,523 1,567,282
Northwest Bancshares, Inc. 441,070 5,680,982
Norwood Financial Corp. 18,245 555,195
Oak Valley Bancorp 6,962 222,436
OceanFirst Financial Corp. 174,977 3,280,819
*Octave Specialty Group, Inc. 146,114 828,466
OFG Bancorp 137,992 5,561,078
Ohio Valley Banc Corp. 834 34,319
Old National Bancorp 987,753 24,130,806
Old Republic International Corp. 597,333 23,397,534
Old Second Bancorp, Inc. 158,519 3,145,017
OneMain Holdings, Inc., Class A 333,233 21,840,091
*Onity Group, Inc. 24,308 1,099,208
OP Bancorp 39,984 558,976
*Open Lending Corp. 224,584 402,005
*Oportun Financial Corp. 134,261 727,695
Oppenheimer Holdings, Inc.,
Class A 19,734 1,658,248
OppFi, Inc. 17,774 169,208
Orange County Bancorp, Inc. 16,794 517,591
Origin Bancorp, Inc. 91,616 3,923,913
Orrstown Financial Services, Inc. 58,666 2,113,149
*Oscar Health, Inc., Class A 569,946 8,178,725
#*Palomar Holdings, Inc. 88,310 10,914,233
Park National Corp. 48,037 7,827,149
Parke Bancorp, Inc. 31,748 867,038
Pathward Financial, Inc. 72,215 6,520,292
*Paymentus Holdings, Inc., Class
A 80,748 2,158,394
*Payoneer Global, Inc. 1,127,433 7,204,297
#*Paysafe, Ltd. 174,720 1,198,579
*Paysign, Inc. 81,003 337,783
PCB Bancorp 31,530 707,533
Peapack-Gladstone Financial
Corp. 53,346 1,692,135
PennyMac Financial Services,
Inc. 157,821 15,769,474
Peoples Bancorp of North
Carolina, Inc. 1,897 69,487
Peoples Bancorp, Inc. 116,254 3,780,580
Peoples Financial Services Corp. 19,049 992,453
#Perella Weinberg Partners,
Class A 169,248 3,775,923
Pinnacle Financial Partners, Inc. 340,507 32,378,811
#Piper Sandler Cos. 49,507 17,146,749
Shares Value
FINANCIALS — (Continued)
#PJT Partners, Inc., Class A 63,409 $ 10,971,659
Plumas Bancorp 9,996 500,900
*Ponce Financial Group, Inc. 73,469 1,232,810
Popular, Inc. 180,834 24,146,764
*PRA Group, Inc. 126,515 1,618,127
Preferred Bank/Los Angeles CA 38,810 3,328,734
#Primerica, Inc. 79,388 20,882,220
Primis Financial Corp. 74,149 999,529
Princeton Bancorp, Inc. 7,642 276,870
#*Priority Technology Holdings,
Inc. 49,539 292,775
*ProAssurance Corp. 128,934 3,122,781
PROG Holdings, Inc. 133,744 4,338,655
Prosperity Bancshares, Inc. 277,369 19,141,235
Provident Financial Holdings, Inc. 19,457 314,425
Provident Financial Services, Inc. 452,623 10,021,073
QCR Holdings, Inc. 61,085 5,513,532
Radian Group, Inc. 396,779 13,054,029
RBB Bancorp 50,330 1,043,844
Red River Bancshares, Inc. 13,320 1,106,359
Regional Management Corp. 29,732 1,101,571
Reinsurance Group of America,
Inc. 525 106,444
*Remitly Global, Inc. 577,325 7,632,236
RenaissanceRe Holdings, Ltd. 23,619 6,653,472
Renasant Corp. 308,458 11,631,951
#*Repay Holdings Corp., Class A 254,035 886,582
Republic Bancorp, Inc., Class A 46,207 3,355,090
Richmond Mutual Bancorp, Inc. 3,570 50,087
Riverview Bancorp, Inc. 64,205 331,940
RLI Corp. 281,814 16,466,392
#*Root, Inc., Class A 41,398 2,572,058
S&T Bancorp, Inc. 117,000 4,988,880
Safety Insurance Group, Inc. 45,583 3,587,382
#SB Financial Group, Inc. 333 7,602
Seacoast Banking Corp. of
Florida 291,078 9,733,648
*Security National Financial
Corp., Class A 24,484 215,949
SEI Investments Co. 235,478 20,686,742
Selective Insurance Group, Inc. 181,147 15,230,840
*Selectquote, Inc. 363,261 515,831
ServisFirst Bancshares, Inc. 155,238 12,706,230
#*Sezzle, Inc. 54,301 3,433,995
#*Shift4 Payments, Inc., Class A 127,583 7,532,500
Shore Bancshares, Inc. 100,105 1,898,992
#*Siebert Financial Corp. 5,437 16,148
Sierra Bancorp 40,719 1,441,860
Silvercrest Asset Management
Group, Inc., Class A 25,319 373,202
Simmons First National Corp.,
Class A 490,316 9,968,124
*SiriusPoint, Ltd. 422,687 8,627,042
*Skyward Specialty Insurance
Group, Inc. 132,280 5,902,334
#SLM Corp. 636,064 17,269,138
SmartFinancial, Inc. 48,651 1,942,148
South Plains Financial, Inc. 35,163 1,464,891
*Southern First Bancshares, Inc. 24,881 1,366,962

34
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
Southern Missouri Bancorp, Inc. 33,425 $ 2,091,402
Southside Bancshares, Inc. 90,379 2,909,300
SOUTHSTATE BANK Corp. 275,023 28,143,104
#SR Bancorp, Inc. 6,465 107,578
Stellar Bancorp, Inc. 153,116 5,686,728
*Sterling Bancorp, Inc. 10,642 –
Stewart Information Services
Corp. 86,741 5,848,946
Stifel Financial Corp. 175,241 21,607,215
Stock Yards Bancorp, Inc. 88,578 5,995,845
#*StoneX Group, Inc. 152,965 17,171,851
*Summit State Bank 1,100 15,048
SWK Holdings Corp. 357 6,248
*Texas Capital Bancshares, Inc. 131,467 13,300,516
#TFS Financial Corp. 350,137 4,928,178
*Third Coast Bancshares, Inc. 28,729 1,165,248
Timberland Bancorp, Inc. 23,853 928,836
Tiptree, Inc. 115,780 2,070,146
Tompkins Financial Corp. 40,430 3,239,252
Towne Bank 306,826 10,738,910
TriCo Bancshares 97,594 4,862,133
*Triumph Financial, Inc. 68,940 4,349,425
#*Trupanion, Inc. 108,545 3,472,355
TrustCo Bank Corp. 56,697 2,460,650
Trustmark Corp. 180,335 7,667,844
UMB Financial Corp. 209,324 26,613,453
*<Unico American Corp. 4,300 56
Union Bankshares, Inc. 388 9,657
United Bancshares, Inc. 110 4,429
United Bankshares, Inc. 428,800 18,151,104
United Community Banks, Inc. 335,660 11,556,774
United Fire Group, Inc. 77,406 2,781,972
United Security Bancshares 46,516 499,582
Unity Bancorp, Inc. 30,228 1,631,103
Universal Insurance Holdings, Inc. 85,518 2,604,023
Univest Financial Corp. 87,165 2,888,648
Unum Group 15,706 1,193,185
#*Upstart Holdings, Inc. 38,746 1,520,780
US Global Investors, Inc., Class A 5,500 18,260
USCB Financial Holdings, Inc. 23,340 439,959
Valley National Bancorp 1,680,095 20,933,984
Value Line, Inc. 4,121 154,455
*Velocity Financial, Inc. 36,639 743,405
#Victory Capital Holdings, Inc.,
Class A 199,594 14,077,365
Virginia National Bankshares
Corp. 2,420 99,026
Virtu Financial, Inc., Class A 246,346 10,225,822
Virtus Investment Partners, Inc. 23,699 3,868,862
Voya Financial, Inc. 239,109 18,330,096
WaFd, Inc. 284,859 9,292,101
Walker & Dunlop, Inc. 126,618 7,963,006
Washington Trust Bancorp, Inc. 61,709 2,120,938
Waterstone Financial, Inc. 62,320 1,139,833
Webster Financial Corp. 366,262 24,089,052
WesBanco, Inc. 327,751 11,566,333
West Bancorp, Inc. 50,528 1,199,029
Westamerica Bancorp 79,200 4,005,936
Shares Value
FINANCIALS — (Continued)
Western Alliance Bancorp 266,361 $ 23,746,083
Western New England Bancorp,
Inc. 62,737 842,558
#Western Union Co. (The) 1,074,122 10,064,523
Westwood Holdings Group, Inc. 23,363 427,777
*WEX, Inc. 94,457 14,536,932
White Mountains Insurance
Group, Ltd. 7,222 14,768,484
Wintrust Financial Corp. 189,510 27,950,830
#WisdomTree, Inc. 427,311 6,922,438
*World Acceptance Corp. 15,978 1,937,332
WSFS Financial Corp. 202,867 13,131,581
WVS Financial Corp. 700 9,443
Zions Bancorp NA 367,526 22,018,483
TOTAL FINANCIALS 2,607,760,802
HEALTH CARE — (10.3%)
*10X Genomics, Inc., Class A 332,481 6,716,116
*4D Molecular Therapeutics, Inc. 74,554 660,548
#*Absci Corp. 141,137 422,000
*AC Immune SA 28,375 90,516
#*Acadia Healthcare Co., Inc. 239,938 3,224,767
*ACADIA Pharmaceuticals, Inc. 373,223 9,379,094
*Accendra Health, Inc. 151,149 334,039
#Acme United Corp. 9,950 415,811
*AdaptHealth Corp., Class A 395,368 3,973,448
*Adaptive Biotechnologies Corp. 145,558 2,692,823
*Addus HomeCare Corp. 55,653 5,758,972
*ADMA Biologics, Inc. 634,186 10,971,418
*Agios Pharmaceuticals, Inc. 179,123 4,915,135
#*Akebia Therapeutics, Inc. 191,486 269,995
#*Aldeyra Therapeutics, Inc. 95,142 509,961
*Align Technology, Inc. 93,889 15,306,724
*Alkermes PLC 471,951 15,994,419
#*Allogene Therapeutics, Inc. 42,342 77,909
*Alpha Teknova, Inc. 1,717 4,155
*Altimmune, Inc. 60,381 338,134
*Alto Neuroscience, Inc. 823 12,740
*American Well Corp., Class A 24,078 109,555
*AMN Healthcare Services, Inc. 118,209 2,517,852
#*Amneal Pharmaceuticals, Inc. 990,167 13,545,485
*Amphastar Pharmaceuticals, Inc. 138,624 3,672,150
#*Amylyx Pharmaceuticals, Inc. 140,760 2,011,460
#*AngioDynamics, Inc. 127,222 1,318,020
*ANI Pharmaceuticals, Inc. 63,097 5,164,489
*Anika Therapeutics, Inc. 46,777 431,752
*Annexon, Inc. 135,494 845,483
#*Apellis Pharmaceuticals, Inc. 149,285 3,370,855
#*Arcturus Therapeutics Holdings,
Inc. 88,030 657,584
*Arcus Biosciences, Inc. 275,763 5,802,054
#*Arrowhead Pharmaceuticals,
Inc. 65,394 4,533,766
#*ARS Pharmaceuticals, Inc. 83,389 833,056
*Artivion, Inc. 140,493 5,727,900
*Arvinas, Inc. 198,975 2,662,286
#*Astrana Health, Inc. 153,259 3,485,110
#*Atea Pharmaceuticals, Inc. 253,397 1,074,403
*AtriCure, Inc. 142,021 5,244,836

35
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Aura Biosciences, Inc. 98,608 $ 552,205
*Avalo Therapeutics, Inc. 2,900 43,819
*Avanos Medical, Inc. 150,473 2,004,300
#*Avantor, Inc. 755,765 8,252,954
*Aveanna Healthcare Holdings,
Inc. 118,302 993,737
*Axogen, Inc. 119,467 4,163,425
*Aytu BioPharma, Inc. 4,402 11,445
*Azenta, Inc. 149,221 5,801,713
#Baxter International, Inc. 534,473 10,726,873
#*Beam Therapeutics, Inc. 303,070 8,370,793
*Bicara Therapeutics, Inc. 7,894 132,619
#*BioCryst Pharmaceuticals, Inc. 485,373 3,193,753
*BioLife Solutions, Inc. 145,708 3,176,434
*BioMarin Pharmaceutical, Inc. 324,807 18,364,588
*Bio-Rad Laboratories, Inc., Class
A 52,632 15,458,018
*Biote Corp., Class A 93,419 195,246
#Bio-Techne Corp. 263,180 16,867,206
#*Bioventus, Inc., Class A 145,592 1,154,545
*Black Diamond Therapeutics,
Inc. 148,457 369,658
#*BrightSpring Health Services,
Inc. 432,507 16,984,550
*Brookdale Senior Living, Inc. 640,958 9,614,370
#Bruker Corp. 327,603 14,509,537
#*Butterfly Network, Inc., Class A 249,910 989,644
*C4 Therapeutics, Inc. 129,930 246,867
*Cabaletta Bio, Inc. 68,887 177,040
#*Cardiff Oncology, Inc. 19,056 33,348
*CareCloud, Inc. 32,829 88,967
*CareDx, Inc. 147,988 3,041,153
#*Caribou Biosciences, Inc. 157,662 222,303
*Cassava Sciences, Inc. 41,067 81,723
*Castle Biosciences, Inc. 94,674 3,729,209
*Catalyst Pharmaceuticals, Inc. 384,366 9,340,094
#*Celldex Therapeutics, Inc. 167,428 4,118,729
#*Certara, Inc. 497,708 4,374,853
*CG oncology, Inc. 86,928 4,524,602
*Charles River Laboratories
International, Inc. 134,126 28,230,840
Chemed Corp. 33,363 14,250,672
#*Clover Health Investments
Corp., Class A 656,810 1,471,254
*Codexis, Inc. 49,147 60,942
*Collegium Pharmaceutical, Inc. 102,720 4,716,902
*Community Health Systems, Inc. 382,254 1,227,035
*Compass Therapeutics, Inc. 28,557 182,765
Concentra Group Holdings
Parent, Inc. 340,209 7,545,836
CONMED Corp. 94,600 3,631,694
*Corbus Pharmaceuticals
Holdings, Inc. 25,396 210,025
*Corcept Therapeutics, Inc. 277,695 11,071,700
*CorVel Corp. 149,889 10,436,771
*Coya Therapeutics, Inc. 3,665 17,042
#*Crinetics Pharmaceuticals, Inc. 111,162 5,551,430
*Cross Country Healthcare, Inc. 79,252 738,629
*CryoPort, Inc. 162,319 1,543,654
Shares Value
HEALTH CARE — (Continued)
*Cullinan Therapeutics, Inc. 179,434 $ 2,146,031
*Cumberland Pharmaceuticals,
Inc. 23,280 87,300
#*CVRx, Inc. 9,774 66,952
*Cytek Biosciences, Inc. 402,379 2,011,895
#*CytomX Therapeutics, Inc. 155,487 884,721
*DarioHealth Corp. 51 511
#*DaVita, Inc. 110,586 12,091,473
*Day One Biopharmaceuticals,
Inc. 304,225 3,395,151
*Definitive Healthcare Corp.,
Class A 335,174 777,604
*Denali Therapeutics, Inc. 402,054 8,740,654
DENTSPLY SIRONA, Inc. 608,983 7,594,018
*Design Therapeutics, Inc. 44,401 453,334
#*Dianthus Therapeutics, Inc. 59,754 3,190,266
*Disc Medicine, Inc., Class A 36,928 2,855,273
#*DocGo, Inc. 30,824 23,630
#*Doximity, Inc., Class A 161,616 6,055,752
#*Dynavax Technologies Corp. 357,769 5,540,053
*Dyne Therapeutics, Inc. 115,651 2,068,996
#*Edgewise Therapeutics, Inc. 173,270 4,877,551
*Elanco Animal Health, Inc. 1,320,406 31,795,376
*Electromed, Inc. 22,289 665,772
Embecta Corp. 144,033 1,528,190
*Emergent BioSolutions, Inc. 158,336 1,795,530
*Enanta Pharmaceuticals, Inc. 55,512 716,105
Encompass Health Corp. 151,449 14,316,474
*Enhabit, Inc. 164,099 1,744,372
#*Enliven Therapeutics, Inc. 100,383 2,655,130
#*Enovis Corp. 176,434 3,888,605
#Ensign Group, Inc. (The) 162,972 27,975,774
*Entrada Therapeutics, Inc. 58,972 674,640
*Envista Holdings Corp. 508,250 11,928,628
*Erasca, Inc. 263,455 2,768,912
*Evolent Health, Inc., Class A 303,762 975,076
*Exelixis, Inc. 555,201 22,963,113
#*EyePoint, Inc. 51,218 692,467
*Fate Therapeutics, Inc. 137,645 163,798
*FONAR Corp. 19,463 362,790
*Fortrea Holdings, Inc. 66,499 1,117,848
*Fulcrum Therapeutics, Inc. 159,706 1,713,645
#*Fulgent Genetics, Inc. 92,877 2,433,377
#*GeneDx Holdings Corp., Class
A 5,607 539,730
#*Ginkgo Bioworks Holdings, Inc. 16,447 147,530
*Glaukos Corp. 14,604 1,743,426
*Globus Medical, Inc., Class A 192,358 17,443,023
#*GoodRx Holdings, Inc., Class A 320,353 727,201
#*GRAIL, Inc. 39,345 3,848,728
*Guardian Pharmacy Services,
Inc., Class A 6,425 194,035
*Gyre Therapeutics, Inc. 320 2,589
*Haemonetics Corp. 143,007 9,532,847
#*Halozyme Therapeutics, Inc. 318,310 22,826,010
*Harmony Biosciences Holdings,
Inc. 171,035 6,246,198
#*Harrow, Inc. 41,998 1,719,398
*Health Catalyst, Inc. 173,792 373,653

36
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
*HealthEquity, Inc. 227,722 $ 19,508,944
HealthStream, Inc. 96,227 2,144,900
#*Henry Schein, Inc. 326,906 24,674,865
#*Hims & Hers Health, Inc. 116,752 3,162,812
*ICON PLC 2,034 366,629
*ICU Medical, Inc. 71,075 10,654,143
*Ideaya Biosciences, Inc. 245,421 7,900,102
*Immunovant, Inc. 18 468
*Indivior Pharmaceuticals, Inc. 51,936 1,837,496
*InfuSystem Holdings, Inc. 59,155 488,620
*Innovage Holding Corp. 10,196 56,588
*Innoviva, Inc. 228,918 4,578,360
*Inogen, Inc. 87,228 514,645
#*Inspire Medical Systems, Inc. 89,947 6,816,184
#*Instil Bio, Inc. 6,653 46,970
*Integer Holdings Corp. 102,809 8,929,990
*Integra LifeSciences Holdings
Corp. 237,337 2,643,934
#*Intellia Therapeutics, Inc. 354,825 4,665,949
#*Iovance Biotherapeutics, Inc. 771,534 1,967,412
iRadimed Corp. 32,514 3,182,470
*Ironwood Pharmaceuticals, Inc.,
Class A 17,083 83,536
*Janux Therapeutics, Inc. 62,209 852,885
*Jazz Pharmaceuticals PLC 167,744 27,592,211
#*Joint Corp. (The) 14,248 139,345
*Keros Therapeutics, Inc. 17,902 320,625
*Kewaunee Scientific Corp. 8,690 343,603
*Kezar Life Sciences, Inc. 12,220 74,175
*Kiniksa Pharmaceuticals
International PLC, Class A 94,937 4,169,633
*Kodiak Sciences, Inc. 23,200 528,264
#*Korro Bio, Inc. 1,879 25,047
#*Krystal Biotech, Inc. 77,821 21,730,736
*Kura Oncology, Inc. 256,558 2,083,251
#*Kymera Therapeutics, Inc. 144,023 10,469,032
#*Kyverna Therapeutics, Inc. 15,873 127,143
#*Lantheus Holdings, Inc. 189,488 12,680,537
*Larimar Therapeutics, Inc. 221,189 783,009
LeMaitre Vascular, Inc. 68,210 5,795,804
*LENSAR, Inc. 20,928 266,413
#*LENZ Therapeutics, Inc. 7,666 121,276
#*Lexeo Therapeutics, Inc. 128,663 953,393
*LifeStance Health Group, Inc. 1,232,021 8,710,388
#*Ligand Pharmaceuticals, Inc. 56,732 10,898,217
*LivaNova PLC 173,679 11,412,447
*Lyell Immunopharma, Inc. 2,317 55,608
*MannKind Corp. 841,370 4,863,119
#*Maravai LifeSciences Holdings,
Inc., Class A 199,296 669,635
#*Masimo Corp. 36,839 5,059,100
*MaxCyte, Inc. 202,456 183,587
*MBX Biosciences, Inc. 1,574 58,002
*Medpace Holdings, Inc. 41,416 24,123,992
*Merit Medical Systems, Inc. 173,983 14,108,281
Mesa Laboratories, Inc. 16,074 1,265,988
*MiMedx Group, Inc. 407,158 2,080,577
*Mineralys Therapeutics, Inc. 49,031 1,514,568
Shares Value
HEALTH CARE — (Continued)
#*Moderna, Inc. 299,882 $ 13,215,800
*Molina Healthcare, Inc. 50,303 9,033,916
#*Monte Rosa Therapeutics, Inc. 128,131 2,629,248
*Myriad Genetics, Inc. 244,749 1,375,489
National HealthCare Corp. 44,868 6,421,059
National Research Corp. 58,589 1,191,700
*Nautilus Biotechnology, Inc.,
Class A 40,161 78,314
*Neogen Corp. 711,354 7,270,038
*NeoGenomics, Inc. 391,588 4,722,551
*Neumora Therapeutics, Inc. 10,731 21,355
*Neurocrine Biosciences, Inc. 6,190 842,211
#*Neurogene, Inc. 8,413 148,574
*Nexgel, Inc. 144 204
*Niagen Bioscience, Inc. 166,259 995,891
*Nkarta, Inc. 29,178 64,775
#*Novavax, Inc. 2,886 25,527
*Novocure, Ltd. 133,920 1,660,608
*Nurix Therapeutics, Inc. 72,654 1,200,244
#*Nutex Health, Inc. 1,707 253,985
#*Nuvation Bio, Inc. 448,595 2,350,638
#*Olema Pharmaceuticals, Inc. 189,602 4,876,563
#*OmniAb, Inc. 211,599 385,110
*OmniAb, Inc.- Vesting 12.5 9,244 –
*OmniAb, Inc.- Vesting 15 9,244 –
*Omnicell, Inc. 133,110 6,455,835
*OptimizeRx Corp. 56,576 608,758
*Option Care Health, Inc. 465,525 15,827,850
Oramed Pharmaceuticals, Inc. 10,085 33,986
*OraSure Technologies, Inc. 232,648 649,088
*Organogenesis Holdings, Inc.,
Class A 389,483 1,557,932
Organon & Co. 665,899 5,686,777
#*ORIC Pharmaceuticals, Inc. 198,606 2,037,698
*Orthofix Medical, Inc. 128,100 1,694,763
*OrthoPediatrics Corp. 81,275 1,419,062
*Oruka Therapeutics, Inc. 1,113 38,098
#*Outset Medical, Inc. 47,636 238,656
*Pacific Biosciences of California,
Inc. 32,461 73,362
*Pacira BioSciences, Inc. 130,658 2,683,715
*PACS Group, Inc. 50,092 1,691,106
#*<PDL BioPharma, Inc. 320,345 134,545
*Pediatrix Medical Group, Inc. 260,919 5,578,448
*Pennant Group, Inc. (The) 101,614 2,806,579
*Penumbra, Inc. 59,193 21,201,157
*PepGen, Inc. 15,666 80,367
#Perrigo Co. PLC 446,809 6,349,156
#*Personalis, Inc. 194,676 1,824,114
#*Perspective Therapeutics, Inc. 44,517 168,719
Phibro Animal Health Corp.,
Class A 59,825 2,401,974
*Phreesia, Inc. 125,229 1,681,825
*Praxis Precision Medicines, Inc. 12,964 4,070,696
*Precision BioSciences, Inc. 6,455 25,562
*Prestige Consumer Healthcare,
Inc. 153,649 9,905,751
#*Prime Medicine, Inc. 305 1,162
*Privia Health Group, Inc. 372,177 8,641,950

37
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Pro-Dex, Inc. 7,615 $ 298,736
*Progyny, Inc. 279,644 6,675,102
*Protagonist Therapeutics, Inc. 58,619 4,795,034
*Protara Therapeutics, Inc. 32,256 228,372
#*Prothena Corp. PLC 164,759 1,451,527
*PTC Therapeutics, Inc. 153,642 11,604,580
*Puma Biotechnology, Inc. 153,101 992,094
*Pyxis Oncology, Inc. 18,887 27,386
*Q/C Technologies, Inc. 5,569 23,334
*Quanterix Corp. 131,770 835,422
*QuidelOrtho Corp. 212,164 5,764,496
*Quipt Home Medical Corp. 34,007 121,405
*RadNet, Inc. 211,321 14,813,602
#*Rafael Holdings, Inc., Class B 27,736 32,174
*Rapport Therapeutics, Inc. 25,589 680,923
*Recursion Pharmaceuticals, Inc.,
Class A 1,277 5,351
*REGENXBIO, Inc. 149,189 1,664,949
*Relay Therapeutics, Inc. 422,921 3,239,575
#*Repligen Corp. 120,501 17,999,234
*Replimune Group, Inc. 232,498 1,634,461
*Revolution Medicines, Inc. 157,616 15,280,871
#Revvity, Inc. 186,725 20,315,680
*Rezolute, Inc. 17,729 59,215
#*Rigel Pharmaceuticals, Inc. 38,520 1,342,807
*Rocket Pharmaceuticals, Inc. 102,477 356,620
*Roivant Sciences, Ltd. 1,684,384 36,416,382
*RxSight, Inc. 84,479 734,123
*Sagimet Biosciences, Inc., Class
A 36,760 208,429
#*Sana Biotechnology, Inc. 14,569 64,541
*Sanara Medtech, Inc. 603 13,266
*Sarepta Therapeutics, Inc. 87,059 1,770,780
*Savara, Inc. 135,650 732,510
#*Schrodinger, Inc. 172,524 2,410,160
*Seer, Inc., Class A 5,831 10,612
Select Medical Holdings Corp. 384,733 5,790,232
#*Sensus Healthcare, Inc. 51,651 264,970
*Shattuck Labs, Inc. 7,270 28,135
*SI-BONE, Inc. 82,485 1,367,601
#SIGA Technologies, Inc. 218,005 1,460,634
#*Sight Sciences, Inc. 41,352 259,691
*Simulations Plus, Inc. 65,310 1,103,086
#*Solid Biosciences, Inc. 170,514 1,101,520
*Sotera Health Co. 738,122 13,374,771
#*Spero Therapeutics, Inc. 15,934 34,895
#*Spyre Therapeutics, Inc. 13,695 437,966
#*STAAR Surgical Co. 124,320 2,355,864
#*Stoke Therapeutics, Inc. 144,275 4,377,304
#*Strata Critical Medical, Inc. 251,470 1,227,174
*Supernus Pharmaceuticals, Inc. 185,688 8,942,734
#*Surgery Partners, Inc. 414,437 6,158,534
*Tactile Systems Technology, Inc. 66,202 1,910,590
*Talkspace, Inc. 486,370 1,964,935
#*Tango Therapeutics, Inc. 61,068 708,999
#*Taysha Gene Therapies, Inc. 78,390 353,539
#*Tectonic Therapeutic, Inc. 7,996 159,840
#*Teladoc Health, Inc. 543,784 2,963,623
Shares Value
HEALTH CARE — (Continued)
Teleflex, Inc. 138,292 $ 14,433,536
*Tenax Therapeutics, Inc. 1,756 21,968
*Terns Pharmaceuticals, Inc. 207,480 7,178,808
#*TG Therapeutics, Inc. 34,683 1,020,721
#*Theravance Biopharma, Inc. 131,834 2,496,936
*Third Harmonic Bio, Inc. 16,060 482
#*TransMedics Group, Inc. 80,867 10,834,156
*Treace Medical Concepts, Inc. 69,711 161,730
*Trevi Therapeutics, Inc. 9,147 95,769
#*TruBridge, Inc. 43,320 838,242
#*Twist Bioscience Corp. 129,235 5,307,681
*Tyra Biosciences, Inc. 12,741 392,678
#*UFP Technologies, Inc. 21,573 5,417,843
Universal Health Services, Inc.,
Class B 20,627 4,151,390
US Physical Therapy, Inc. 46,491 3,899,200
Utah Medical Products, Inc. 9,627 587,825
*Vanda Pharmaceuticals, Inc. 191,512 1,444,000
*Varex Imaging Corp. 135,906 1,894,530
*Vaxcyte, Inc. 44,921 2,406,418
*Ventyx Biosciences, Inc. 21,225 296,089
*Vera Therapeutics, Inc., Class A 92,048 3,981,996
*Veracyte, Inc. 240,288 9,150,167
*Vericel Corp. 134,629 4,843,951
Viatris, Inc. 1,229,491 16,094,037
*Vicarious Surgical, Inc., Class A 7 15
#*Viking Therapeutics, Inc. 42,654 1,238,672
*Vir Biotechnology, Inc. 425,864 3,168,428
*Viridian Therapeutics, Inc. 79,978 2,639,274
*Vistagen Therapeutics, Inc. 12,645 7,058
*Voyager Therapeutics, Inc. 146,524 571,444
#*Waystar Holding Corp. 202,633 5,381,932
*Xencor, Inc. 218,524 2,641,955
#*XOMA Royalty Corp. 10,213 262,066
*Zevra Therapeutics, Inc. 38,687 348,183
*Zymeworks, Inc. 190,199 4,285,183
TOTAL HEALTH CARE 1,438,017,638
INDUSTRIALS — (19.8%)
#*3D Systems Corp. 179,371 401,791
#A.O. Smith Corp. 227,979 16,754,177
#AAON, Inc. 208,996 19,031,176
*AAR Corp. 126,008 13,345,507
ABM Industries, Inc. 199,348 9,177,982
ACCO Brands Corp. 273,801 1,070,562
#Acuity, Inc. 82,388 25,477,665
*ACV Auctions, Inc., Class A 372,289 2,907,577
Advanced Drainage Systems, Inc. 155,552 23,650,126
Aebi Schmidt Holding AG 93,691 1,371,636
AECOM 404 38,958
*AerSale Corp. 127,883 957,844
AGCO Corp. 180,934 20,519,725
*AgEagle Aerial Systems, Inc. 2,015 2,116
*Air Industries Group 4,635 15,342
Air Lease Corp., Class A 239,095 15,452,710
Alamo Group, Inc. 36,890 7,204,986
#*Alaska Air Group, Inc. 348,781 17,728,538
Albany International Corp., Class
A 93,039 5,162,734

38
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Alight, Inc., Class A 1,475,872 $ 2,258,084
*Allegiant Travel Co. 57,832 5,125,650
Allient, Inc. 47,776 2,914,814
Allison Transmission Holdings,
Inc. 224,986 24,455,978
Alta Equipment Group, Inc. 88,589 598,862
*Amentum Holdings, Inc. 78,857 2,821,503
*Ameresco, Inc., Class A 108,844 3,411,171
*American Airlines Group, Inc. 1,396,158 18,568,901
*American Superconductor Corp. 115,731 3,462,672
*American Woodmark Corp. 44,881 2,665,483
*API Group Corp. 328,367 13,650,216
Apogee Enterprises, Inc. 62,991 2,338,856
Applied Industrial Technologies,
Inc. 100,951 26,288,650
ArcBest Corp. 69,866 6,303,311
Arcosa, Inc. 142,235 16,281,640
Argan, Inc. 37,905 13,157,205
Armstrong World Industries, Inc. 123,616 22,713,204
Astec Industries, Inc. 70,024 3,411,569
#*Astronics Corp. 83,832 6,350,274
*Astronics Corp., Class B 8,090 615,406
*Asure Software, Inc. 71,693 689,687
*ATI, Inc. 109,298 13,148,549
Atkore, Inc. 103,414 7,182,102
Atmus Filtration Technologies,
Inc. 223,637 12,964,237
#*Avis Budget Group, Inc. 50,429 5,798,831
#AZZ, Inc. 95,391 11,856,147
Barrett Business Services, Inc. 74,850 2,844,300
BGSF, Inc. 12,374 70,903
*Blue Bird Corp. 85,466 4,299,794
*BlueLinx Holdings, Inc. 23,678 1,647,042
Boise Cascade Co. 114,179 9,226,805
Booz Allen Hamilton Holding
Corp., Class A 40,955 3,621,241
*Bowman Consulting Group, Ltd. 41,305 1,438,653
Brady Corp., Class A 115,473 9,984,950
*Bridger Aerospace Group
Holdings, Inc. 9,220 26,554
*BrightView Holdings, Inc. 290,039 3,874,921
Brink's Co. (The) 118,136 15,007,997
*Broadwind, Inc. 5,924 17,772
*Builders FirstSource, Inc. 50,275 5,751,460
BWX Technologies, Inc. 35,224 7,236,066
#*Byrna Technologies, Inc. 54,396 745,769
*CACI International, Inc., Class A 42,579 26,423,676
#*Cadeler A/S, ADR 8,671 207,237
#Cadre Holdings, Inc. 109,261 4,371,533
Carpenter Technology Corp. 33,670 10,701,336
#*Casella Waste Systems, Inc.,
Class A 184,078 18,569,789
#*CBIZ, Inc. 81,873 3,221,703
*CECO Environmental Corp. 109,433 7,379,067
*Centuri Holdings, Inc. 271,706 7,499,086
*Chart Industries, Inc. 89,699 18,598,191
Chicago Rivet & Machine Co. 498 6,549
#*Cimpress PLC 66,051 5,223,974
Civeo Corp. 34,572 875,363
Shares Value
INDUSTRIALS — (Continued)
#*Clarivate PLC 2,181,895 $ 5,782,022
*Clean Harbors, Inc. 11,622 3,020,674
CNH Industrial NV 294,606 3,169,961
Columbus McKinnon Corp. 71,810 1,513,755
*Commercial Vehicle Group, Inc. 9,787 14,680
CompX International, Inc. 3,053 71,135
#Concentrix Corp. 200,351 7,483,110
*Concrete Pumping Holdings, Inc. 96,113 555,533
*Conduent, Inc. 447,195 621,601
#*Construction Partners, Inc.,
Class A 70,815 7,781,152
Copa Holdings SA, Class A 91,162 12,434,497
*Core & Main, Inc., Class A 246,011 13,127,147
*Costamare Bulkers Holdings,
Ltd. 77,170 1,275,620
Costamare, Inc. 336,911 5,653,367
Covenant Logistics Group, Inc.,
Class A 61,820 1,520,772
*CPI Aerostructures, Inc. 7,000 27,300
CRA International, Inc. 19,004 3,590,616
Crane Co. 135,495 24,746,807
#CSG Systems International, Inc. 77,611 6,189,477
#CSW Industrials, Inc. 46,466 12,544,891
*Custom Truck One Source, Inc. 359,140 2,269,765
*Dayforce, Inc. 253,382 17,551,771
#Deluxe Corp. 163,294 4,310,962
*Distribution Solutions Group, Inc. 77,148 2,190,232
*DLH Holdings Corp. 15,103 86,238
*DNOW, Inc. 561,372 8,527,241
Donaldson Co., Inc. 239,048 24,368,553
Douglas Dynamics, Inc. 70,530 2,657,570
*Ducommun, Inc. 48,441 5,490,787
*DXP Enterprises, Inc. 50,299 6,541,385
*Dycom Industries, Inc. 77,729 28,323,670
Eastern Co. (The) 17,780 332,486
*Energy Recovery, Inc. 161,929 2,362,544
Enerpac Tool Group Corp., Class
A 153,599 6,199,256
EnerSys 113,197 20,396,967
Ennis, Inc. 77,868 1,517,647
#*Enovix Corp. 11,007 72,866
Enpro, Inc. 60,072 14,343,992
#*Enviri Corp. 229,799 4,347,797
Esab Corp. 161,015 19,498,916
ESCO Technologies, Inc. 75,129 17,142,184
Espey Mfg. & Electronics Corp. 8,454 446,963
*Everus Construction Group, Inc. 141,713 12,540,183
EVI Industries, Inc. 2,437 62,631
*ExlService Holdings, Inc. 475,810 18,627,961
Exponent, Inc. 143,151 10,288,262
Federal Signal Corp. 176,558 19,084,154
#*First Advantage Corp. 373,165 5,037,727
Flowserve Corp. 341,567 26,693,461
#*Fluence Energy, Inc., Class A 74,491 2,292,088
*Fluor Corp. 439,906 20,319,258
*Forrester Research, Inc. 54,015 438,062
Fortune Brands Innovations, Inc. 318,691 17,241,183
*Forward Air Corp. 22,930 639,288

39
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Franklin Covey Co. 34,461 $ 701,971
Franklin Electric Co., Inc. 130,764 13,026,710
*FreightCar America, Inc. 15,815 182,031
#*Frontier Group Holdings, Inc. 555,277 2,576,485
#FTAI Infrastructure, Inc. 149,000 867,180
*FTC Solar, Inc. 930 9,653
*FTI Consulting, Inc. 99,665 17,408,486
*FuelCell Energy, Inc. 8,986 73,595
*Gates Industrial Corp. PLC 766,689 17,649,181
GATX Corp. 111,267 20,240,580
Genco Shipping & Trading, Ltd. 132,369 2,766,512
*Gencor Industries, Inc. 37,114 532,215
*Generac Holdings, Inc. 124,397 20,903,672
Genpact, Ltd. 425,987 18,786,027
*Gibraltar Industries, Inc. 89,607 4,593,255
Global Industrial Co. 103,629 3,166,902
Gorman-Rupp Co. (The) 70,589 3,846,395
#*Graham Corp. 30,680 2,145,146
#Granite Construction, Inc. 127,255 15,364,769
*Great Lakes Dredge & Dock
Corp. 207,611 3,110,013
Greenbrier Cos., Inc. (The) 96,129 4,846,824
Griffon Corp. 122,446 9,973,227
#*GXO Logistics, Inc. 341,472 19,323,900
*Hayward Holdings, Inc. 712,141 11,493,956
*Healthcare Services Group, Inc. 222,312 4,183,912
Heartland Express, Inc. 237,367 2,395,033
Helios Technologies, Inc. 99,397 6,438,938
#Herc Holdings, Inc. 93,236 13,364,448
#*Hertz Global Holdings, Inc. 298,527 1,462,782
#Hexcel Corp. 234,546 19,422,754
Hillenbrand, Inc. 158,722 5,064,819
*Hillman Solutions Corp. 576,665 5,403,351
HireQuest, Inc. 1,156 12,982
HNI Corp. 219,821 10,505,246
Hub Group, Inc., Class A 194,935 9,275,007
*Hudson Technologies, Inc. 132,498 950,011
Huntington Ingalls Industries, Inc. 91,522 38,485,916
*Hurco Cos., Inc. 20,739 343,023
*Huron Consulting Group, Inc. 50,048 8,458,112
#*Hyliion Holdings Corp. 36,651 75,135
Hyster-Yale, Inc. 43,406 1,451,931
*IBEX Holdings, Ltd. 37,025 1,377,330
ICF International, Inc. 55,474 5,172,950
IDEX Corp. 5,435 1,079,119
#*IES Holdings, Inc. 52,682 20,034,438
#*Innodata, Inc. 72,599 4,024,889
*Innovative Solutions and
Support, Inc. 53,560 990,324
Insperity, Inc. 98,553 4,211,170
Insteel Industries, Inc. 59,435 1,969,676
Interface, Inc., Class A 179,272 5,641,690
ITT, Inc. 7,327 1,335,712
*Janus International Group, Inc. 425,227 2,917,057
#JBT Marel Corp. 22,653 3,563,543
*JELD-WEN Holding, Inc. 199,567 542,822
#*JetBlue Airways Corp. 1,117,151 5,440,525
Kadant, Inc. 34,793 11,169,945
Shares Value
INDUSTRIALS — (Continued)
Karat Packaging, Inc. 48,522 $ 1,187,333
KBR, Inc. 316,328 13,542,002
Kelly Services, Inc., Class A 103,905 1,121,135
Kennametal, Inc. 265,643 9,135,463
Kforce, Inc. 53,908 1,904,570
*Kirby Corp. 162,806 19,155,754
Knight-Swift Transportation
Holdings, Inc., Class A 407,893 22,474,904
Korn Ferry 156,232 10,853,437
*Kratos Defense & Security
Solutions, Inc. 427,362 44,022,560
*L.B. Foster Co., Class A 30,916 929,026
Landstar System, Inc. 88,731 13,252,862
*Legalzoom.com, Inc. 483,361 4,297,079
Leonardo DRS, Inc. 373,716 15,344,779
#*Limbach Holdings, Inc. 31,693 2,724,964
Lincoln Electric Holdings, Inc. 2,002 531,231
Lindsay Corp. 32,423 4,061,629
*Liquidity Services, Inc. 91,879 2,940,128
#*Loar Holdings, Inc. 124,172 8,515,716
LSI Industries, Inc. 93,768 2,073,210
Luxfer Holdings PLC 65,370 989,702
*Lyft, Inc., Class A 871,143 14,696,182
*Manitowoc Co., Inc. (The) 108,578 1,402,828
ManpowerGroup, Inc. 139,209 5,057,463
Marten Transport, Ltd. 240,954 2,963,734
*MasTec, Inc. 38,962 9,369,582
*Mastech Digital, Inc. 1,117 7,752
*Masterbrand, Inc. 379,333 4,597,516
*Matrix Service Co. 88,750 1,270,900
Matson, Inc. 108,010 17,314,003
Maximus, Inc. 172,196 16,262,190
*Mayville Engineering Co., Inc. 61,732 1,209,947
McGrath RentCorp 75,073 8,384,903
*Mercury Systems, Inc. 174,854 16,415,294
#*Microvast Holdings, Inc. 332,806 871,952
*Middleby Corp. (The) 141,790 20,867,234
Miller Industries, Inc. 34,182 1,400,437
MillerKnoll, Inc. 210,118 4,219,169
*Mistras Group, Inc. 95,847 1,355,277
#*Modine Manufacturing Co. 151,877 28,045,607
*Montrose Environmental Group,
Inc. 101,319 2,257,387
Moog, Inc., Class A 81,805 24,979,157
#MSA Safety, Inc. 115,520 20,464,368
MSC Industrial Direct Co., Inc.,
Class A 158,812 13,394,204
Mueller Industries, Inc. 299,798 40,814,500
Mueller Water Products, Inc.,
Class A 448,562 12,142,573
*MYR Group, Inc. 44,352 11,089,774
National Presto Industries, Inc. 20,757 2,644,442
*Net Power, Inc. 68,597 162,575
#*Nextpower, Inc., Class A 315,363 36,925,854
NL Industries, Inc. 5,709 34,711
*NN, Inc. 19,343 28,821
*NPK International, Inc. 252,724 3,490,118
nVent Electric PLC 140,799 15,806,096
*NWPX Infrastructure, Inc. 29,416 1,984,109

40
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Omega Flex, Inc. 31,223 $ 1,030,047
*OPENLANE, Inc. 537,021 16,132,111
*Optex Systems Holdings, Inc. 753 11,242
*Orion Group Holdings, Inc. 117,997 1,441,923
Oshkosh Corp. 166,967 24,013,194
Owens Corning 62,009 7,431,159
#*PAMT Corp. 47,617 516,644
Pangaea Logistics Solutions, Ltd. 122,481 1,038,639
Park Aerospace Corp. 64,355 1,576,054
Park-Ohio Holdings Corp. 40,066 903,889
*Parsons Corp. 259,589 18,186,805
#Paycom Software, Inc. 23,074 3,109,221
*Paylocity Holding Corp. 95,435 12,881,816
#*Perma-Fix Environmental
Services, Inc. 36,886 563,249
*Perma-Pipe International
Holdings, Inc. 14,528 419,569
*Pioneer Power Solutions, Inc. 2,350 10,035
Pitney Bowes, Inc. 453,165 4,726,511
#*Planet Labs PBC 775,067 19,353,423
#*Plug Power, Inc. 2,574,657 5,445,400
#Powell Industries, Inc. 33,844 15,012,860
#*Power Solutions International,
Inc. 24,966 1,789,064
#Preformed Line Products Co. 14,993 3,762,343
Primoris Services Corp. 154,989 22,977,119
*Proto Labs, Inc. 70,448 3,709,087
Quad/Graphics, Inc. 106,241 650,195
Quanex Building Products Corp. 20,381 381,532
#*Quest Resource Holding Corp. 11,739 25,239
*Radiant Logistics, Inc. 139,850 941,190
*RBC Bearings, Inc. 28,218 14,099,688
*RCM Technologies, Inc. 22,638 471,097
Regal Rexnord Corp. 113,578 18,342,847
*Resideo Technologies, Inc. 464,016 15,897,188
Resources Connection, Inc. 111,358 504,452
REV Group, Inc. 139,625 8,922,037
Robert Half, Inc. 253,780 8,783,326
Rush Enterprises, Inc., Class A 172,686 11,084,714
Rush Enterprises, Inc., Class B 40,771 2,405,897
#*RXO, Inc. 243,763 3,554,065
Ryder System, Inc. 53,076 10,152,377
*Saia, Inc. 45,040 15,082,545
Schneider National, Inc., Class B 251,666 6,754,715
Science Applications International
Corp. 142,486 14,499,375
Sensata Technologies Holding
PLC 411,671 14,239,700
#*SES AI Corp. 83,636 169,781
*Shoals Technologies Group, Inc.,
Class A 491,310 4,637,966
*SIFCO Industries, Inc. 4,994 30,763
Simpson Manufacturing Co., Inc. 111,439 19,700,186
*SiteOne Landscape Supply, Inc. 130,060 18,668,812
#*Skillsoft Corp. 4,328 39,168
*SkyWest, Inc. 124,498 12,016,547
*Spire Global, Inc. 3,044 34,854
*SPX Technologies, Inc. 128,491 26,778,809
*StandardAero, Inc. 15,785 487,599
Shares Value
INDUSTRIALS — (Continued)
Standex International Corp. 38,056 $ 9,133,440
Stanley Black & Decker, Inc. 189,945 14,941,074
*Sterling Infrastructure, Inc. 87,332 31,256,996
*Sun Country Airlines Holdings,
Inc. 158,638 2,782,511
#*Sunrun, Inc. 641,775 12,193,725
*TaskUS, Inc., Class A 49,968 539,654
*Taylor Devices, Inc. 3,093 224,985
*Team, Inc. 2,108 30,418
#Tecnoglass, Inc. 144,661 7,075,370
Tennant Co. 55,484 4,221,778
#Terex Corp. 206,725 11,783,325
Tetra Tech, Inc. 496,398 18,694,349
*Thermon Group Holdings, Inc. 99,473 4,501,153
*TIC Solutions, Inc. 177,586 1,793,619
Timken Co. (The) 207,446 19,331,893
#*Titan International, Inc. 195,756 1,867,512
*Titan Machinery, Inc. 75,804 1,233,331
Toro Co. (The) 207,339 18,971,519
*Transcat, Inc. 27,596 1,664,315
*Trex Co., Inc. 265,532 10,998,335
TriNet Group, Inc. 126,724 7,760,578
Trinity Industries, Inc. 287,475 8,262,031
*TrueBlue, Inc. 96,809 518,896
#*TTEC Holdings, Inc. 145,501 464,148
Tutor Perini Corp. 159,280 12,565,599
#Twin Disc, Inc. 33,987 584,237
UFP Industries, Inc. 174,520 18,024,426
U-Haul Holding Co. 126,610 6,496,359
*U-Haul Holding Co. 6,849 387,311
*Ultralife Corp. 53,323 340,201
UniFirst Corp. 45,831 9,853,665
#Universal Logistics Holdings,
Inc. 62,649 1,003,010
#*Upwork, Inc. 418,337 8,379,290
*V2X, Inc. 95,632 6,582,351
Valmont Industries, Inc. 51,959 23,150,852
*Verra Mobility Corp., Class A 440,635 8,504,255
#Vestis Corp. 347,488 2,269,097
#*Vicor Corp. 90,792 14,315,175
#Virco Mfg. Corp. 48,536 339,267
*VirTra, Inc. 39,934 187,290
VSE Corp. 61,571 13,457,573
Wabash National Corp. 118,368 1,199,068
Watts Water Technologies, Inc.,
Class A 71,135 21,291,417
Werner Enterprises, Inc. 188,405 6,452,871
WESCO International, Inc. 119,939 34,713,945
*Willdan Group, Inc. 40,466 5,106,809
Willis Lease Finance Corp. 22,087 4,026,018
#WillScot Holdings Corp. 465,823 9,330,435
Woodward, Inc. 21,238 6,750,286
Worthington Enterprises, Inc. 149,218 8,292,044
#*Xometry, Inc., Class A 52,050 2,973,616
Zurn Elkay Water Solutions Corp. 381,683 17,599,403
TOTAL INDUSTRIALS 2,752,704,363
INFORMATION TECHNOLOGY — (10.5%)
*8x8, Inc. 135,866 225,538

41
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*908 Devices, Inc. 13,252 $ 83,620
A10 Networks, Inc. 217,300 3,789,712
*ACCESS Newswire, Inc. 3,804 32,867
*ACI Worldwide, Inc. 300,499 13,029,637
*ACM Research, Inc., Class A 105,934 6,156,884
Adeia, Inc. 356,319 6,445,811
*ADTRAN Holdings, Inc. 171,975 1,585,609
Advanced Energy Industries, Inc. 107,464 27,442,007
#*Aehr Test Systems 38,585 989,319
*Agilysys, Inc. 49,798 4,319,976
*Airgain, Inc. 25,119 106,002
*Akamai Technologies, Inc. 141,512 13,747,891
*Alarm.com Holdings, Inc. 157,062 7,661,484
#*Alithya Group, Inc., Class A 13,911 18,084
#*Alkami Technology, Inc. 89,314 1,892,564
#*Allegro MicroSystems, Inc. 424,799 15,679,331
*Alpha & Omega Semiconductor,
Ltd. 89,100 1,969,110
*Ambarella, Inc. 52,274 3,347,627
Amdocs, Ltd. 226,883 18,590,793
Amkor Technology, Inc. 678,520 32,792,872
*AmpliTech Group, Inc. 19,375 58,900
#*Amtech Systems, Inc. 43,796 736,211
*Appfolio, Inc., Class A 47,046 8,933,094
#*Applied Optoelectronics, Inc. 30,466 1,328,622
*Arrow Electronics, Inc. 152,083 20,149,477
*ASGN, Inc. 120,139 6,258,041
*AstroNova, Inc. 9,224 83,846
#*Aurora Innovation, Inc., Class A 1,520,796 6,387,343
*AvePoint, Inc. 532,139 6,188,777
*Aviat Networks, Inc. 41,562 906,467
Avnet, Inc. 259,312 16,178,476
*Aware, Inc. 27,808 50,332
#*Axcelis Technologies, Inc. 98,711 8,693,478
*AXT, Inc. 81,891 1,518,259
*Backblaze, Inc., Class A 34,172 155,483
#Badger Meter, Inc. 83,911 12,299,674
Bel Fuse, Inc., Class A 1,469 269,929
#Bel Fuse, Inc., Class B 31,872 6,412,328
Belden, Inc. 119,644 14,059,366
Benchmark Electronics, Inc. 107,918 5,626,845
Bentley Systems, Inc., Class B 4,012 140,901
#*BILL Holdings, Inc. 296,960 12,819,763
*BK Technologies Corp. 9,623 734,042
*Blackbaud, Inc. 135,874 7,296,434
#*BlackLine, Inc. 161,638 7,511,318
*Box, Inc., Class A 453,905 11,506,492
*Braze, Inc., Class A 25,211 524,893
#*C3.ai, Inc., Class A 384,882 4,237,551
#*Calix, Inc. 128,472 5,738,844
#*CCC Intelligent Solutions
Holdings, Inc. 1,838,839 13,938,400
*Cerence, Inc. 147,170 1,667,436
*CEVA, Inc. 82,683 1,743,784
#*Cipher Mining, Inc. 976,396 15,583,280
*Cirrus Logic, Inc. 155,010 20,204,003
#*Cleanspark, Inc. 697,242 8,255,345
Clear Secure, Inc., Class A 237,316 7,741,248
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Clearfield, Inc. 42,374 $ 1,261,474
Climb Global Solutions, Inc. 13,684 1,622,786
*Coda Octopus Group, Inc. 8,374 89,183
Cognex Corp. 410,386 15,898,354
*Coherent Corp. 12,950 2,747,731
*Cohu, Inc. 152,591 4,354,947
*Commvault Systems, Inc. 114,685 9,828,504
*Comtech Telecommunications
Corp. 94,398 524,853
*Consensus Cloud Solutions, Inc. 49,902 1,065,907
#*Core Scientific, Inc. 366,226 6,588,406
*Corsair Gaming, Inc. 332,122 1,693,822
*CPI Card Group, Inc. 14,630 190,044
*CPS Technologies Corp. 6,550 34,977
#Crane NXT Co. 187,315 9,463,154
*Crexendo, Inc. 27,802 194,614
*CS Disco, Inc. 163,031 1,018,944
CSP, Inc. 26,927 307,506
CTS Corp. 84,460 4,342,089
#*Daily Journal Corp. 4,425 2,594,687
#*Daktronics, Inc. 147,861 3,422,982
*Diebold Nixdorf, Inc. 103,609 7,150,057
*Digi International, Inc. 110,926 4,777,583
*Digital Turbine, Inc. 291,023 1,519,140
#*DigitalOcean Holdings, Inc. 238,510 13,177,677
*Diodes, Inc. 153,186 9,067,079
*Docusign, Inc., Class A 8,766 460,566
#Dolby Laboratories, Inc., Class A 167,274 10,737,318
#*Dropbox, Inc., Class A 510,682 13,012,177
*DXC Technology Co. 540,938 7,805,735
*Dynatrace, Inc. 19,478 741,917
#*Eastman Kodak Co. 285,702 2,091,339
*eGain Corp. 76,075 781,290
#*Enphase Energy, Inc. 170,521 6,305,867
#Entegris, Inc. 33,095 3,907,527
*EPAM Systems, Inc. 103,851 21,663,319
ePlus, Inc. 81,005 6,951,039
#*Everspin Technologies, Inc. 67,190 872,798
*Fabrinet 44,753 21,903,908
*Fastly, Inc., Class A 436,215 4,034,989
*Five9, Inc. 213,788 3,775,496
*FormFactor, Inc. 217,647 15,341,937
#*Frequency Electronics, Inc. 26,299 1,382,801
*Freshworks, Inc., Class A 721,495 7,777,716
#*Globant SA 101,155 6,765,246
*Grid Dynamics Holdings, Inc. 225,609 1,865,786
#*GSI Technology, Inc. 16,413 118,420
Hackett Group, Inc. (The) 76,523 1,396,545
*Harmonic, Inc. 335,340 3,259,505
#*Hut 8 Corp., Class U 3,010 168,048
#*I3 Verticals, Inc., Class A 72,770 1,616,222
*Ichor Holdings, Ltd. 101,211 3,070,742
*Identiv, Inc. 15,721 52,194
#*indie Semiconductor, Inc.,
Class A 532,631 2,183,787
Information Services Group, Inc. 136,991 763,040
*Inseego Corp. 2,938 31,995
*Insight Enterprises, Inc. 93,071 7,819,825

42
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Intapp, Inc. 126,503 $ 4,294,777
#InterDigital, Inc. 80,982 26,435,764
*inTEST Corp. 40,661 372,048
*IPG Photonics Corp. 128,395 11,864,982
*Itron, Inc. 134,467 13,322,990
#*Jamf Holding Corp. 378,626 4,941,069
*JFrog, Ltd. 156,758 8,590,338
*Key Tronic Corp. 24,700 69,901
*Kimball Electronics, Inc. 71,793 2,168,867
*Klaviyo, Inc., Class A 8,392 186,386
*Knowles Corp. 269,497 6,532,607
Kulicke & Soffa Industries, Inc. 164,980 9,458,303
*KVH Industries, Inc. 62,457 417,213
*Kyndryl Holdings, Inc. 687,047 15,802,081
*Lantronix, Inc. 119,576 793,985
#*Lattice Semiconductor Corp. 253,133 20,382,269
#*Life360, Inc. 73,797 4,227,830
Littelfuse, Inc. 70,013 22,667,409
*LiveRamp Holdings, Inc. 193,648 4,715,329
#*MACOM Technology Solutions
Holdings, Inc. 172,036 37,686,206
*Magnachip Semiconductor Corp. 120,380 349,102
*Manhattan Associates, Inc. 24,787 3,743,085
*MaxLinear, Inc., Class A 252,322 4,377,787
Methode Electronics, Inc. 110,242 880,834
#*Mirion Technologies, Inc., Class
A 666,227 16,549,079
*Mitek Systems, Inc. 135,294 1,355,646
MKS, Inc. 159,427 37,530,710
*M-Tron Industries, Inc., Class M 4,227 275,769
#*N-able, Inc. 602,643 3,658,043
#Napco Security Technologies,
Inc. 95,698 3,530,299
#*Navitas Semiconductor Corp.,
Class A 248,293 2,130,354
#*nCino, Inc. 347,699 7,423,374
*NCR Voyix Corp. 413,233 4,099,271
*NETGEAR, Inc. 90,314 1,888,466
*NetScout Systems, Inc. 225,339 6,266,678
Network-1 Technologies, Inc. 10,978 14,381
*nLight, Inc. 79,769 3,638,264
*Novanta, Inc. 101,203 13,615,852
*Nutanix, Inc., Class A 12,278 482,894
NVE Corp. 14,319 966,389
*ON24, Inc. 128,511 1,024,233
OneSpan, Inc. 115,861 1,364,843
*Onto Innovation, Inc. 119,528 24,150,632
#*Ooma, Inc. 77,018 904,961
*Optical Cable Corp. 11,233 55,379
#*OSI Systems, Inc. 48,390 12,104,275
*Ouster, Inc. 102,338 2,131,701
*PagerDuty, Inc. 152,120 1,612,472
#*PAR Technology Corp. 117,018 3,067,042
PC Connection, Inc. 72,541 4,266,136
*PDF Solutions, Inc. 111,734 3,558,728
Pegasystems, Inc. 405,905 17,733,989
#*Penguin Solutions, Inc. 154,581 2,969,501
*Photronics, Inc. 186,270 6,439,354
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Plexus Corp. 75,441 $ 15,037,655
#*Porch Group, Inc. 172,442 1,360,567
#Power Integrations, Inc. 158,510 7,281,949
*Powerfleet, Inc. 395,315 2,020,060
*Progress Software Corp. 157,202 6,432,706
*Q2 Holdings, Inc. 116,530 7,137,462
*Qorvo, Inc. 233,757 18,258,759
*Qualys, Inc. 100,707 13,283,253
#*QuickLogic Corp. 6,440 47,398
*Rambus, Inc. 285,612 32,511,214
*Rapid7, Inc. 107,420 1,280,446
*Red Violet, Inc. 29,147 1,325,606
#ReposiTrak, Inc. 878 9,324
*Research Solutions, Inc. 2,530 7,210
*RF Industries, Ltd. 31,886 311,207
*Ribbon Communications, Inc. 545,290 1,428,660
Richardson Electronics, Ltd. 41,650 503,548
*Rimini Street, Inc. 3,475 11,989
*RingCentral, Inc., Class A 203,976 5,278,899
#*Riot Platforms, Inc. 1,015,183 15,704,881
*Rogers Corp. 58,239 5,663,160
*Sanmina Corp. 158,814 22,500,768
*ScanSource, Inc. 90,749 3,901,300
#*SEMrush Holdings, Inc., Class
A 282,213 3,355,513
*Semtech Corp. 47,550 3,792,112
#*SentinelOne, Inc., Class A 698,924 9,770,958
*Silicon Laboratories, Inc. 69,799 9,942,868
*Silvaco Group, Inc. 9,255 41,462
*SiTime Corp. 23,964 8,701,568
#*SkyWater Technology, Inc. 48,521 1,536,175
#Skyworks Solutions, Inc. 319,729 17,828,089
*SmartRent, Inc., Class A 81,096 131,376
#*SolarEdge Technologies, Inc. 25,630 793,249
*SoundThinking, Inc. 37,024 258,428
*Sprinklr, Inc., Class A 434,425 2,771,631
*SPS Commerce, Inc. 107,623 9,606,429
*Synaptics, Inc. 123,787 10,213,665
*Synchronoss Technologies, Inc. 16,146 142,085
*Tao Synergies, Inc. 11,119 47,478
TD SYNNEX Corp. 58,573 9,293,778
*Telos Corp. 204,749 1,117,930
*Tenable Holdings, Inc. 135,198 2,982,468
*Teradata Corp. 247,320 7,053,566
*TransAct Technologies, Inc. 30,941 113,863
*TTM Technologies, Inc. 298,633 29,325,761
*Turtle Beach Corp. 60,320 721,427
#*UiPath, Inc., Class A 930,463 11,714,529
*Ultra Clean Holdings, Inc. 141,940 6,199,939
*Unisys Corp. 187,406 492,878
*Unity Software, Inc. 207,666 6,043,081
#Universal Display Corp. 120,491 13,834,777
#*Veeco Instruments, Inc. 184,527 5,762,778
*Vertex, Inc., Class A 175,996 3,264,726
*Viant Technology, Inc., Class A 25,537 301,847
*Viasat, Inc. 346,673 15,659,219
*Viavi Solutions, Inc. 623,734 15,256,534
Vishay Intertechnology, Inc. 389,830 7,855,074

43
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Vishay Precision Group, Inc. 36,612 $ 1,833,529
*Vistance Networks, Inc. 448,445 8,072,010
Vontier Corp. 433,841 16,269,037
*WidePoint Corp. 13,878 91,456
#Xerox Holdings Corp. 298,504 653,724
*Xperi, Inc. 150,259 850,466
*Yext, Inc. 301,118 2,156,005
*Zebra Technologies Corp. 4,116 967,178
#*Zeta Global Holdings Corp.,
Class A 222,054 4,125,763
TOTAL INFORMATION
TECHNOLOGY 1,458,775,341
MATERIALS — (5.4%)
AdvanSix, Inc. 79,566 1,260,325
#Albemarle Corp. 125,874 21,477,881
Alcoa Corp. 556,771 31,630,161
*Alpha Metallurgical Resources,
Inc. 40,635 8,525,223
*Alto Ingredients, Inc. 64,455 161,137
#*American Battery Technology
Co. 6,861 27,718
*American Vanguard Corp. 89,229 453,283
*Ampco-Pittsburgh Corp. 1,802 10,037
AptarGroup, Inc. 111,877 13,979,031
Ardagh Metal Packaging SA 775,796 3,405,744
#*Arq, Inc. 107,594 383,035
*Ascent Industries Co. 30,426 493,205
Ashland, Inc. 137,161 8,388,767
*Aspen Aerogels, Inc. 217,839 734,117
Avient Corp. 284,009 10,266,925
*Axalta Coating Systems, Ltd. 598,384 20,093,735
Balchem Corp. 98,248 16,718,862
Cabot Corp. 166,805 12,041,653
Caledonia Mining Corp. PLC 42,745 1,172,923
#Celanese Corp., Class A 162,319 7,213,456
*Century Aluminum Co. 288,745 13,088,811
CF Industries Holdings, Inc. 42,641 3,975,420
#Chemours Co. (The) 451,342 6,765,617
*Clearwater Paper Corp. 45,364 763,022
*Cleveland-Cliffs, Inc. 1,373,114 18,894,049
*Coeur Mining, Inc. 1,020,539 20,859,817
Commercial Metals Co. 343,801 26,427,983
#*Compass Minerals
International, Inc. 125,715 3,140,361
*Core Molding Technologies, Inc. 26,125 509,960
Crown Holdings, Inc. 129,145 13,518,899
*Dakota Gold Corp. 210,308 1,259,745
Eagle Materials, Inc. 77,442 15,783,454
Eastman Chemical Co. 242,541 16,812,942
*Ecovyst, Inc. 352,672 3,741,850
#Element Solutions, Inc. 763,588 22,220,411
Ferroglobe PLC 145,791 692,507
#*Flotek Industries, Inc. 82,235 1,428,422
FMC Corp. 334,654 5,287,533
Fortitude Gold Corp. 33,389 183,973
Friedman Industries, Inc. 16,572 325,308
Graphic Packaging Holding Co. 780,629 11,436,215
Greif, Inc., Class A 109,943 7,764,175
Shares Value
MATERIALS — (Continued)
Greif, Inc., Class B 18,810 $ 1,564,616
Hawkins, Inc. 60,750 7,912,687
HB Fuller Co. 174,803 10,505,660
#Hecla Mining Co. 1,822,267 41,037,453
Huntsman Corp. 578,755 6,262,129
#*Idaho Strategic Resources, Inc. 12,273 442,564
*Ingevity Corp. 96,903 6,375,248
Innospec, Inc. 78,573 6,420,986
*Intrepid Potash, Inc. 41,037 1,347,655
#*Ivanhoe Electric, Inc. 131,098 2,240,465
Kaiser Aluminum Corp. 48,850 5,989,987
#*Knife River Corp. 166,546 11,186,895
Koppers Holdings, Inc. 59,396 1,749,806
Kronos Worldwide, Inc. 179,756 943,719
Louisiana-Pacific Corp. 217,941 18,250,379
#*LSB Industries, Inc. 212,717 1,976,141
*Magnera Corp. 23,734 310,203
Materion Corp. 65,232 9,020,281
Mativ Holdings, Inc. 163,403 1,969,006
#*McEwen, Inc. 173,541 4,191,015
Mercer International, Inc. 161,850 328,556
*Metallus, Inc. 125,225 2,498,239
Minerals Technologies, Inc. 105,441 6,933,800
Mosaic Co. (The) 722,813 19,877,358
#*MP Materials Corp. 398,798 23,437,358
Myers Industries, Inc. 102,573 2,120,184
NewMarket Corp. 24,792 16,630,226
Nexa Resources SA 33,075 417,076
Northern Technologies
International Corp. 30,829 279,311
*O-I Glass, Inc. 549,314 8,393,518
Olin Corp. 311,456 6,481,399
Olympic Steel, Inc. 34,277 1,648,381
Orion SA 162,867 1,006,518
*Perimeter Solutions, Inc. 443,165 11,588,765
#Quaker Chemical Corp. 54,558 8,387,747
#*Ramaco Resources, Inc., Class
A 160,831 3,137,813
Ramaco Resources, Inc., Class B 11,512 151,037
*Ranpak Holdings Corp., Class A 259,344 1,307,094
*Rayonier Advanced Materials,
Inc. 203,039 1,575,583
Royal Gold, Inc. 58,257 15,339,651
Ryerson Holding Corp. 99,312 2,802,585
Scotts Miracle-Gro Co. (The) 131,418 8,439,664
Sealed Air Corp. 383,103 16,044,354
Sensient Technologies Corp. 122,577 11,585,978
Silgan Holdings, Inc. 331,345 14,297,537
*Smith-Midland Corp. 6,816 239,514
*Solstice Advanced Materials, Inc. 19,929 1,231,014
Sonoco Products Co. 276,938 13,293,024
Stepan Co. 73,345 4,225,405
SunCoke Energy, Inc. 288,503 2,267,634
Sylvamo Corp. 116,297 5,691,575
*Tredegar Corp. 106,829 913,388
TriMas Corp. 120,153 4,177,720
#Trinseo PLC 15,515 6,982
Tronox Holdings PLC 443,218 2,685,901

44
Dimensional U.S. Small Cap ETF
continued
Shares Value
MATERIALS — (Continued)
United States Lime & Minerals,
Inc. 81,035 $ 9,767,149
#Warrior Met Coal, Inc. 124,253 11,095,793
#Westlake Corp. 86,517 6,862,528
Worthington Steel, Inc. 148,952 5,992,339
TOTAL MATERIALS 746,174,285
REAL ESTATE — (0.7%)
*AMREP Corp. 6,178 128,379
*CKX Lands, Inc. 702 7,687
*Compass, Inc., Class A 1,876,172 23,489,673
*Cushman & Wakefield, Ltd. 691,053 11,360,911
*Douglas Elliman, Inc. 266,486 719,512
#eXp World Holdings, Inc. 221,654 2,003,752
*Five Point Holdings LLC, Class A 212,185 1,126,702
*Forestar Group, Inc. 177,147 4,609,365
*FRP Holdings, Inc. 58,200 1,391,562
#*Howard Hughes Holdings, Inc. 159,282 13,006,968
*Jones Lang LaSalle, Inc. 17,612 6,303,511
Kennedy-Wilson Holdings, Inc. 432,714 4,262,233
Marcus & Millichap, Inc. 126,183 3,432,178
*Maui Land & Pineapple Co., Inc. 32,810 562,035
Newmark Group, Inc., Class A 473,415 8,440,990
#*Opendoor Technologies, Inc. 1,429,697 7,362,940
*RE/MAX Holdings, Inc., Class A 65,090 506,400
#RMR Group, Inc. (The), Class A 49,251 746,153
*Seaport Entertainment Group,
Inc. 26,326 497,298
St. Joe Co. (The) 162,211 10,736,746
#*Star Holdings 5,416 42,353
#*Stratus Properties, Inc. 25,100 744,717
*Tejon Ranch Co. 87,547 1,408,631
TOTAL REAL ESTATE 102,890,696
UTILITIES — (2.9%)
AES Corp. (The) 1,425,104 20,877,774
American States Water Co. 115,097 8,397,477
Artesian Resources Corp., Class
A 24,256 809,180
Avista Corp. 252,964 10,444,884
Black Hills Corp. 225,433 16,452,100
California Water Service Group 173,903 7,773,464
Chesapeake Utilities Corp. 70,867 9,119,166
Clearway Energy, Inc., Class A 70,187 2,370,215
Clearway Energy, Inc., Class C 226,329 8,181,793
Consolidated Water Co., Ltd.,
Class OR 43,446 1,645,734
Essential Utilities, Inc. 446,876 17,334,320
#Genie Energy, Ltd., Class B 80,808 1,112,726
Global Water Resources, Inc. 15,284 132,512
H2O America 96,804 5,037,680
*Hallador Energy Co. 133,749 2,473,019
*Hawaiian Electric Industries, Inc. 495,493 7,590,953
#IDACORP, Inc. 153,450 20,376,626
#MDU Resources Group, Inc. 612,865 12,569,861
#MGE Energy, Inc. 97,606 7,796,767
Middlesex Water Co. 48,051 2,516,911
*Montauk Renewables, Inc. 112,016 194,908
National Fuel Gas Co. 233,847 19,584,686
New Jersey Resources Corp. 318,393 15,754,086
Shares Value
UTILITIES — (Continued)
Northwest Natural Holding Co. 107,386 $ 4,999,892
Northwestern Energy Group, Inc. 171,400 11,631,204
OGE Energy Corp. 489,942 21,400,667
#ONE Gas, Inc. 175,012 13,923,955
Ormat Technologies, Inc. 188,752 23,582,675
#Otter Tail Corp. 119,642 10,667,281
#Pinnacle West Capital Corp. 231,121 21,623,681
Portland General Electric Co. 338,077 16,988,369
*Pure Cycle Corp. 56,274 651,653
RGC Resources, Inc. 20,468 444,360
Southwest Gas Holdings, Inc. 218,655 18,109,007
#Spire, Inc. 172,970 14,614,235
*Spruce Power Holding Corp. 9,168 52,074
TXNM Energy, Inc. 255,164 15,034,263
UGI Corp. 503,523 20,196,308
Unitil Corp. 47,408 2,413,541
York Water Co. (The) 37,870 1,271,675
TOTAL UTILITIES 396,151,682
TOTAL COMMON STOCKS 12,752,509,016
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*Bed Bath & Beyond, Inc.
10/07/26 9,897 6,631
*GameStop Corp. 10/30/26 4,039 15,752
TOTAL CONSUMER
DISCRETIONARY 22,383
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 24,854 13,173
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 256,137 87,087
*Adverum Biotechnolo CVR
12/10/29 11,345 9,076
#*<Albireo Pharma, Inc. CVR
03/02/26 32,677 208,479
*<Chinook Therapeutics, Inc.
CVR 13,304 5,055
*Concentra Biosciences CVR
09/04/29 46,548 –
*<Mirati Therapeutics CVR
01/04/27 92,961 277,024
*Novo Nordisk CVR 06/30/31 85,317 55,456
*<Opiant Pharma, Inc. CVR
01/04/27 8,607 –
*Poseida Therapeutics, Inc. CVR
01/02/29 32,914 16,457
*Supernus Pharmaceuticals, Inc.
CVR 106,241 19,123
*<Verve Therapeutics, Inc. CVR 159,459 315,729
*<Xoma Corp. CVR 04/21/26 25,604 1,895
TOTAL HEALTH CARE 995,381

45
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (0.0%)
*M-Tron Industries, Inc. 02/28/28 1,727 $ 30,637
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 01/04/27 164,883 43,908
TOTAL RIGHTS/WARRANTS 1,105,482
TOTAL INVESTMENT SECURITIES — (91.6%)
(Cost $9,749,841,256) 12,753,614,498
SECURITIES LENDING COLLATERAL — (8.4%)
@§The DFA Short Term
Investment Fund 101,566,546 1,175,124,935
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,924,966,191) $ 13,928,739,433
As of January 31, 2026 , Dimensional U.S. Small Cap ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 236 03/20/26 $ 82,700,934 $ 82,195,850 ($505,084)
Total Futures Contracts ..............
$82,700,934 $82,195,850 ($505,084)
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 324,880,292 $ — $ — $ 324,880,292
Consumer Discretionary ................ 1,699,624,608 — — 1,699,624,608
Consumer Staples .................... 477,707,526 — — 477,707,526
Energy ............................. 747,821,783 — — 747,821,783
Financials ........................... 2,607,760,746 — 56 2,607,760,802
Health Care ......................... 1,437,882,611 482 134,545 1,438,017,638

46
Dimensional U.S. Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Industrials ........................... $ 2,752,704,363 $ — $ — $ 2,752,704,363
Information Technology ................ 1,453,834,272 4,941,069 — 1,458,775,341
Materials ........................... 746,174,285 — — 746,174,285
Real Estate .......................... 102,890,696 — — 102,890,696
Utilities ............................. 396,151,682 — — 396,151,682
Rights/Warrants
Consumer Discretionary ................ 22,383 — — 22,383
Financials ........................... — 13,173 — 13,173
Health Care ......................... — 187,199 808,182 995,381
Information Technology ................ — 30,637 — 30,637
Materials ........................... — — 43,908 43,908
Securities Lending Collateral .............. — 1,175,124,935 — 1,175,124,935
Total Investments ....................... $12,747,455,247 $1,180,297,495 $986,691> $13,928,739,433
Financial Instruments
Liabilities
Futures Contracts** ..................... (505,084) — — (505,084)
Total Other Financial Instruments .......... $(505,084) $– $– $(505,084)
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

47
Dimensional U.S. Targeted Value ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
1
Shares Value
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (2.1%)
#*Advantage Solutions, Inc. 540,239 $ 583,458
*AMC Networks, Inc., Class A 142,645 1,099,793
* Angi , Inc., Class A 216,443 2,809,430
* Anterix , Inc. 8,447 221,860
Array Digital Infrastructure, Inc. 260,590 12,557,832
ATN International, Inc. 92,722 2,242,945
*Bandwidth, Inc., Class A 187,326 2,616,944
#*Boston Omaha Corp., Class A 168,379 2,055,908
*Bumble, Inc., Class A 532,754 1,784,726
#Cable One, Inc. 33,974 2,751,554
*Cars.com, Inc. 396,774 4,507,353
* Cineverse Corp., Class A 1,480 2,960
*DHI Group, Inc. 98,032 170,576
* DoubleVerify Holdings, Inc. 566,516 6,129,703
*E.W. Scripps Co. (The), Class A 466,451 1,562,611
Entravision Communications
Corp., Class A 138,973 418,309
*Gaia, Inc., Class A 85,520 289,913
#*Gambling.com Group, Ltd. 47,979 228,860
*GCI Liberty, Inc., Class A 20,366 763,114
*GCI Liberty, Inc., Class C 178,042 6,585,774
Gray Media, Inc. 506,065 2,282,353
Gray Media, Inc., Class A 2,809 36,208
*Harte Hanks, Inc. 4,124 12,496
#* Ibotta , Inc., Class A 75 1,550
John Wiley & Sons, Inc., Class A 230,907 7,211,226
*Liberty Broadband Corp., Class
A 42,415 2,036,768
*Liberty Broadband Corp., Class
C 152,641 7,343,559
*Liberty Global, Ltd., Class A 957,171 10,615,026
*Liberty Global, Ltd., Class C 883,813 9,792,648
*Liberty Latin America, Ltd., Class
A 224,306 1,731,642
*Liberty Latin America, Ltd., Class
C 1,123,368 8,739,803
* Lionsgate Studios Corp. 269,592 2,544,948
*Madison Square Garden
Entertainment Corp., Class A 59,592 3,686,957
* Magnite , Inc. 23,415 338,815
Marcus Corp. (The) 179,212 2,704,309
National CineMedia , Inc. 208,705 753,425
News Corp., Class A 7,016 189,642
News Corp., Class B 3,424 106,486
Nexstar Media Group, Inc., Class
A 196,965 41,831,427
Omnicom Group, Inc. 181,878 14,011,881
Paramount Skydance Corp.,
Class B 24,506 274,712
*PubMatic, Inc., Class A 239,196 1,736,563
* QuinStreet , Inc. 45 598
*Reading International, Inc., Class
B 4,267 48,729
Shares Value
COMMUNICATION SERVICES — (Continued)
#*Reservoir Media, Inc. 120,515 $ 909,888
Saga Communications, Inc.,
Class A 37,160 422,881
Scholastic Corp. 193,147 6,754,351
#Shenandoah
Telecommunications Co. 262,845 3,119,970
# Shutterstock , Inc. 41,969 833,085
Sinclair, Inc. 166,941 2,422,314
#Sirius XM Holdings, Inc. 279,670 5,691,285
Spok Holdings, Inc. 55,994 771,037
#* Stagwell , Inc., Class A 120,880 726,489
*Starz Entertainment Corp. 18,010 179,920
TEGNA, Inc. 1,145,478 21,947,359
Telephone and Data Systems,
Inc. 745,986 33,666,348
Townsquare Media, Inc., Class A 4,064 26,700
*TripAdvisor, Inc. 508,946 6,763,892
*Urban One, Inc. 2,764 24,872
*Urban One, Inc., Class A 2,194 29,877
*USA TODAY Co, Inc. 85,721 507,468
#*Vivid Seats, Inc., Class A 7,944 57,912
*Yelp, Inc., Class A 319,977 8,760,970
*Ziff Davis, Inc. 265,195 10,135,753
#* ZoomInfo Technologies, Inc.,
Class A 1,329,628 10,703,505
TOTAL COMMUNICATION
SERVICES 281,871,270
CONSUMER DISCRETIONARY — (13.0%)
#*1-800-Flowers.com, Inc., Class
A 135,022 583,295
*Abercrombie & Fitch Co. 66,682 6,510,164
#Academy Sports & Outdoors,
Inc. 443,822 24,414,648
* Adient PLC 496,740 10,332,192
ADT, Inc. 4,152,426 33,219,408
* Adtalem Global Education, Inc. 212,593 22,014,005
#AMCON Distributing Co. 454 49,241
#*American Axle & Manufacturing
Holdings, Inc. 788,207 6,282,010
American Eagle Outfitters, Inc. 1,236,485 28,822,465
*American Outdoor Brands, Inc. 82,765 749,851
*American Public Education, Inc. 108,451 4,531,083
*America's Car-Mart, Inc., Class
MA 21,394 550,254
Aramark 730,164 28,104,012
*Ark Restaurants Corp. 17,516 114,905
Arko Corp. 426,800 2,266,308
#*Asbury Automotive Group, Inc. 124,309 29,151,704
Autoliv , Inc. 70,517 8,549,481
*AutoNation, Inc. 200,822 41,164,494
#*Barnes & Noble Education, Inc. 3,752 33,580
Bassett Furniture Industries, Inc. 56,888 898,830
*Beazer Homes USA, Inc. 96,496 2,081,419
#* Biglari Holdings, Inc., Class A 379 746,183

48
Dimensional U.S. Targeted Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#* Biglari Holdings, Inc., Class B 11,833 $ 4,437,730
#*Birkenstock Holding PLC 492,990 18,615,302
#*BJ's Restaurants, Inc. 163,813 6,850,660
Bloomin ' Brands, Inc. 205,661 1,233,966
BorgWarner, Inc. 1,406,438 66,679,226
Brightstar Lottery PLC 6,318 91,485
Brunswick Corp. 395,251 31,707,035
#*Caesars Entertainment, Inc. 127,464 2,638,505
# Caleres , Inc. 202,000 2,468,440
#*Callaway Golf Co 1,045,779 15,006,929
Camping World Holdings, Inc.,
Class A 31,625 417,134
Canterbury Park Holding Corp. 7,625 118,187
*Capri Holdings, Ltd. 204,376 4,612,766
*CarMax, Inc. 320,329 14,267,454
Carriage Services, Inc., Class A 48,994 2,102,333
#Carter's, Inc. 223,034 7,719,207
*Cato Corp. (The), Class A 59,788 182,353
Century Communities, Inc. 208,467 13,129,252
*Champion Homes, Inc. 145,045 11,368,627
* Chegg , Inc. 272,245 209,356
*Citi Trends, Inc. 37,357 1,611,955
Clarus Corp. 89,244 341,804
Columbia Sportswear Co. 219,081 12,110,798
*Cooper-Standard Holdings, Inc. 30,681 962,463
#Cracker Barrel Old Country
Store, Inc. 116,310 3,503,257
# Cricut , Inc., Class A 94,437 422,133
#*Crocs, Inc. 205,234 17,223,237
*Culp, Inc. 43,842 154,324
Dana, Inc. 977,482 28,249,230
#Designer Brands, Inc., Class A 243,532 1,543,993
*Destination XL Group, Inc. 176,995 120,888
*Dorman Products, Inc. 146,034 18,137,423
#*Dream Finders Homes, Inc.,
Class A 131,557 2,419,333
*Duluth Holdings, Inc., Class B 25,471 61,385
*El Pollo Loco Holdings, Inc. 242,226 2,453,749
#Escalade, Inc. 40,844 593,872
Ethan Allen Interiors, Inc. 188,272 4,317,077
*European Wax Center, Inc.,
Class A 12,776 50,210
*Figs, Inc., Class A 3,427 37,046
#*First Watch Restaurant Group,
Inc. 322,743 5,160,661
Flanigan's Enterprises, Inc. 9,557 310,841
Flexsteel Industries, Inc. 37,106 1,485,353
#*Floor & Decor Holdings, Inc.,
Class A 239,600 15,804,016
*Fox Factory Holding Corp. 32,132 591,229
* Funko , Inc., Class A 213,335 866,140
Gap, Inc. (The) 2,478,421 69,346,220
*Genesco, Inc. 77,529 2,242,914
Gentex Corp. 512,110 11,783,651
* Gentherm , Inc. 159,496 5,097,492
* GigaCloud Technology, Inc.,
Class A 2,067 82,535
G-III Apparel Group, Ltd. 324,648 9,528,419
#*Global Business Travel Group I 167,388 1,146,608
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Gold.com, Inc., Class A 145,635 $ 7,551,175
Golden Entertainment, Inc. 20,498 551,806
*Good Times Restaurants, Inc. 24,864 28,842
*Goodyear Tire & Rubber Co.
(The) 1,664,767 15,665,457
Graham Holdings Co., Class B 17,776 20,738,015
*Green Brick Partners, Inc. 85,323 5,920,563
Group 1 Automotive, Inc. 63,568 22,519,600
* GrowGeneration Corp. 107,190 140,419
#Hamilton Beach Brands Holding
Co., Class A 57,059 1,089,256
#Harley-Davidson, Inc. 788,471 15,611,726
Haverty Furniture Cos., Inc. 110,456 2,796,746
Haverty Furniture Cos., Inc.,
Class A 700 17,783
*Helen of Troy, Ltd. 72,509 1,200,749
*Hilton Grand Vacations, Inc. 495,104 22,334,141
Hooker Furnishings Corp. 55,107 731,270
*Hovnanian Enterprises, Inc.,
Class A 23,165 2,609,537
J Jill, Inc. 21,860 341,235
JAKKS Pacific, Inc. 73,823 1,348,746
Jerash Holdings US, Inc. 17,957 54,948
Johnson Outdoors, Inc., Class A 19,953 905,667
#KB Home 181,666 10,453,062
#Kohl's Corp. 629,248 10,992,963
Krispy Kreme, Inc. 788,595 2,484,074
#Lakeland Industries, Inc. 29,181 274,885
#*Lands' End, Inc. 147,948 2,627,556
*Latham Group, Inc. 367,079 2,308,927
*Laureate Education, Inc., Class
A 12,516 429,299
La-Z-Boy, Inc. 289,149 10,527,915
LCI Industries 154,631 22,682,821
Lear Corp. 341,929 40,036,467
*Legacy Education, Inc. 78 786
#*Legacy Housing Corp. 99,884 2,072,593
Leggett & Platt, Inc. 48,688 568,189
*LGI Homes, Inc. 142,211 7,126,193
*Liberty Live Holdings, Inc., Class
A 6,711 539,833
*Liberty Live Holdings, Inc., Class
C 4,952 408,936
*Life Time Group Holdings, Inc. 797,697 23,268,821
Lifetime Brands, Inc. 88,078 277,446
*Lincoln Educational Services
Corp. 28,244 752,985
Lithia Motors, Inc., Class A 161,848 52,348,117
#LKQ Corp. 918,735 30,180,445
#* Lovesac Co. (The) 95,696 1,274,671
*M/I Homes, Inc. 93,960 12,562,452
Macy's, Inc. 1,819,628 36,428,953
*Malibu Boats, Inc., Class A 121,461 3,947,482
Marine Products Corp. 56,696 547,683
#* MarineMax , Inc. 63,098 1,705,539
#Marriott Vacations Worldwide
Corp. 219,481 11,920,013
* MasterCraft Boat Holdings, Inc. 92,283 1,986,853
*Mattel, Inc. 1,694,511 35,398,335

49
Dimensional U.S. Targeted Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Matthews International Corp.,
Class A 184,932 $ 4,861,862
Meritage Homes Corp. 185,759 12,912,108
*MGM Resorts International 35,913 1,204,522
#*Mister Car Wash, Inc. 746,805 4,144,768
*Mohawk Industries, Inc. 388,782 46,024,013
Monarch Casino & Resort, Inc. 9,666 884,729
Monro , Inc. 78,707 1,473,395
*Motorcar Parts of America, Inc. 126,476 1,572,097
Movado Group, Inc. 66,301 1,511,663
Nathan's Famous, Inc. 3,784 382,638
*National Vision Holdings, Inc. 471,103 12,413,564
Newell Brands, Inc. 2,208,144 9,384,612
OneSpaWorld Holdings, Ltd. 12,580 247,197
* OneWater Marine, Inc., Class A 83,737 1,112,027
#Oxford Industries, Inc. 83,836 3,089,357
#Patrick Industries, Inc. 205,187 25,888,444
#*Penn Entertainment, Inc. 46,938 602,684
Penske Automotive Group, Inc. 157,165 24,641,900
Perdoceo Education Corp. 485,528 15,551,462
*Petco Health & Wellness Co.,
Inc., Class A 830,270 2,233,426
#* PetMed Express, Inc. 39,160 124,920
Phinia , Inc. 279,431 19,887,104
Polaris, Inc. 178,958 11,424,679
#*Portillo's, Inc., Class A 368,551 2,082,313
*Pursuit Attractions and
Hospitality, Inc. 25,427 883,080
#PVH Corp. 366,063 22,827,689
#RCI Hospitality Holdings, Inc. 36,481 877,003
Rocky Brands, Inc. 48,918 1,574,670
*Sally Beauty Holdings, Inc. 701,867 10,682,416
*Savers Value Village, Inc. 12,773 132,328
#Shoe Carnival, Inc. 180,240 3,435,374
#Signet Jewelers, Ltd. 284,437 26,245,002
Smith & Wesson Brands, Inc. 292,835 3,197,758
#Sonic Automotive, Inc., Class A 158,107 9,480,096
*Sportsman's Warehouse
Holdings, Inc. 40,699 55,758
#Standard Motor Products, Inc. 157,251 6,279,032
Steven Madden, Ltd. 205,814 9,031,118
*Stoneridge, Inc. 72,569 477,504
Strategic Education, Inc. 155,812 13,247,136
* Strattec Security Corp. 26,199 2,072,865
#*Stride, Inc. 159,146 13,463,752
Sturm Ruger & Co., Inc. 55,482 2,035,635
Superior Group of Cos., Inc. 100,382 999,805
*Target Hospitality Corp. 131,812 908,185
*Taylor Morrison Home Corp.,
Class A 717,182 43,712,243
#Thor Industries, Inc. 335,319 37,512,137
#*Tilly's, Inc., Class A 62,670 92,125
Toll Brothers, Inc. 562,585 81,287,907
*Tri Pointe Homes, Inc. 633,108 21,114,152
#*Under Armour , Inc., Class A 1,307,708 8,068,558
#*Under Armour , Inc., Class C 1,237,507 7,511,667
*Unifi, Inc. 72,699 280,618
*Universal Electronics, Inc. 58,812 232,307
Upbound Group, Inc. 327,168 6,183,475
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Urban Outfitters, Inc. 412,856 $ 29,250,848
*Vera Bradley, Inc. 80,921 194,210
Visteon Corp. 153,399 13,937,833
Weyco Group, Inc. 57,810 1,827,952
#Whirlpool Corp. 148,164 11,851,638
#Winnebago Industries, Inc. 179,180 8,226,154
* Zumiez , Inc. 114,984 2,829,756
TOTAL CONSUMER
DISCRETIONARY 1,726,752,980
CONSUMER STAPLES — (5.9%)
#Albertsons Cos., Inc., Class A 2,452,038 40,826,433
# Alico , Inc. 34,771 1,436,390
Andersons, Inc. (The) 241,609 14,977,342
#B&G Foods, Inc. 229,299 1,002,037
* BellRing Brands, Inc. 188,302 4,683,071
*Boston Beer Co., Inc. (The),
Class A 49,666 10,609,651
Brown-Forman Corp., Class A 24,678 686,789
#Brown-Forman Corp., Class B 765,666 20,956,278
#Bunge Global SA 25,690 2,925,577
Calavo Growers, Inc. 106,660 2,713,430
#Cal-Maine Foods, Inc. 298,298 24,916,832
#Campbell's Co. (The) 1,859,089 52,017,310
*Central Garden & Pet Co. 59,005 1,996,139
*Central Garden & Pet Co., Class
A 338,822 10,391,671
*Coffee Holding Co., Inc. 16,381 52,255
Conagra Brands, Inc. 2,568,356 47,540,270
*Coty, Inc., Class A 1,359,151 4,308,509
*Darling Ingredients, Inc. 925,177 42,243,582
Dole PLC 490,986 7,821,407
# Edgewell Personal Care Co. 230,114 4,478,018
*Farmer Bros Co. 25,793 42,559
Flowers Foods, Inc. 928,030 10,607,383
Fresh Del Monte Produce, Inc. 384,746 15,259,026
* Freshpet , Inc. 893 62,242
#*Grocery Outlet Holding Corp. 507,469 4,836,180
*Hain Celestial Group, Inc. (The) 389,290 471,041
#*Honest Co., Inc. (The) 93,051 229,836
#Hormel Foods Corp. 1,081,894 26,625,411
#Ingles Markets, Inc., Class A 98,286 7,357,690
Ingredion, Inc. 427,583 50,497,552
# Interparfums , Inc. 17,257 1,683,766
J&J Snack Foods Corp. 52,283 4,966,885
#J.M. Smucker Co. (The) 559,838 58,704,613
John B. Sanfilippo & Son, Inc. 37,749 3,053,894
Lamb Weston Holdings, Inc. 46,567 2,138,822
Limoneira Co. 52,090 750,096
* Mannatech , Inc. 2,523 19,099
* Maplebear , Inc. 270,385 10,047,507
#* Medifast , Inc. 16,289 186,346
MGP Ingredients, Inc. 49,576 1,234,938
*Mission Produce, Inc. 330,090 4,443,011
#Molson Coors Beverage Co.,
Class B 1,166,335 56,030,733
*Natural Alternatives International,
Inc. 12,342 50,602

50
Dimensional U.S. Targeted Value ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
#Natural Grocers by Vitamin
Cottage, Inc. 15,339 $ 419,062
*Nature's Sunshine Products, Inc. 91,895 2,317,592
Nu Skin Enterprises, Inc., Class A 247,983 2,631,100
Oil- Dri Corp. of America 48,479 2,935,403
#* Olaplex Holdings, Inc. 23,957 37,852
*Performance Food Group Co. 343,579 32,794,616
Pilgrim's Pride Corp. 557,127 24,162,598
#*Post Holdings, Inc. 226,711 23,194,802
PriceSmart , Inc. 182,582 25,964,986
Reynolds Consumer Products,
Inc. 572,587 13,266,841
Seaboard Corp. 4,782 24,303,463
*Seneca Foods Corp., Class A 34,549 4,122,732
*Seneca Foods Corp., Class B 1,786 211,105
*Simply Good Foods Co. (The) 423,009 7,939,879
#Spectrum Brands Holdings, Inc. 158,009 10,066,753
#Tootsie Roll Industries, Inc. 72,924 2,762,361
* TreeHouse Foods, Inc. 326,348 8,041,215
*United Natural Foods, Inc. 300,143 11,174,324
Universal Corp. 188,643 10,675,307
*USANA Health Sciences, Inc. 94,794 2,057,030
Utz Brands, Inc. 220,379 2,322,795
Village Super Market, Inc., Class
A 72,305 2,578,396
#Weis Markets, Inc. 188,108 13,383,884
*Willamette Valley Vineyards, Inc. 3,095 8,635
TOTAL CONSUMER STAPLES 783,254,954
ENERGY — (9.3%)
*Amplify Energy Corp. 217,100 1,089,842
*Antero Resources Corp. 1,176,237 42,779,740
#APA Corp. 2,284,861 60,343,179
Archrock , Inc. 714,754 21,149,571
Ardmore Shipping Corp. 277,414 3,584,189
#Atlas Energy Solutions, Inc.,
Class A 248,573 2,900,847
*Bristow Group, Inc. 181,609 7,983,532
Cactus, Inc., Class A 164,181 9,231,898
California Resources Corp. 502,335 26,874,922
Chord Energy Corp. 148,683 14,903,984
*Clean Energy Fuels Corp. 808,761 1,779,274
#*CNX Resources Corp. 1,048,487 40,681,296
#*Comstock Resources, Inc. 1,316,237 32,050,371
#Core Laboratories, Inc. 181,071 3,538,127
Core Natural Resources, Inc. 214,259 20,436,023
#Crescent Energy Co., Class A 1,488,696 14,544,560
#*CVR Energy, Inc. 40,474 920,379
DHT Holdings, Inc. 1,128,330 16,168,969
*DMC Global, Inc. 68,858 592,179
Dorian LPG, Ltd. 300,474 8,872,997
*Drilling Tools International Corp. 132 502
DT Midstream, Inc. 281,737 35,504,497
Energy Services of America Corp. 34,329 309,304
Epsilon Energy, Ltd. 96,110 479,589
Evolution Petroleum Corp. 214,124 843,649
* Expro Group Holdings NV 654,934 10,485,493
*Forum Energy Technologies, Inc. 77,000 3,483,480
# FutureFuel Corp. 166,922 549,173
Shares Value
ENERGY — (Continued)
#* Geospace Technologies Corp. 52,697 $ 814,696
*Gran Tierra Energy, Inc. 5,649 30,674
Granite Ridge Resources, Inc. 342,101 1,717,347
*Green Plains, Inc. 66,096 757,460
*Gulfport Energy Corp. 72,153 14,731,478
*Helix Energy Solutions Group,
Inc. 971,924 7,717,077
Helmerich & Payne, Inc. 644,045 21,820,245
HF Sinclair Corp. 954,829 49,641,560
# HighPeak Energy, Inc. 3,693 16,803
* Innovex International, Inc. 198,555 4,934,092
International Seaways, Inc. 349,356 20,839,085
Kodiak Gas Services, Inc. 463,572 19,474,660
#* Kosmos Energy, Ltd. 1,315,458 2,078,424
Liberty Energy, Inc., Class A 1,089,024 26,844,442
Magnolia Oil & Gas Corp., Class
A 1,115,635 28,459,849
*Mammoth Energy Services, Inc. 49,912 116,794
#Matador Resources Co. 809,467 36,620,287
Mexco Energy Corp. 4,723 49,639
#*MIND Technology, Inc. 12,628 110,495
#Murphy Oil Corp. 932,671 28,064,070
#*Nabors Industries, Ltd. 58,692 3,922,973
NACCO Industries, Inc., Class A 34,776 1,712,022
*National Energy Services
Reunited Corp. 78,772 1,550,233
Natural Gas Services Group, Inc. 92,222 3,194,570
*NCS Multistage Holdings, Inc. 1,848 73,698
Noble Corp. PLC 543,708 19,366,879
#Nordic American Tankers, Ltd. 1,419,924 5,906,884
#Northern Oil & Gas, Inc. 615,741 15,393,525
#NOV, Inc. 2,255,091 41,380,920
*Oceaneering International, Inc. 412,835 12,426,333
*Oil States International, Inc. 403,858 3,420,677
Ovintiv , Inc. 1,624,998 70,638,663
*Par Pacific Holdings, Inc. 119,799 4,521,214
Patterson-UTI Energy, Inc. 2,406,894 18,123,912
#Peabody Energy Corp. 657,342 23,177,879
Permian Resources Corp., Class
A 5,078,452 81,915,431
* PrimeEnergy Resources Corp. 8,444 1,546,012
* ProFrac Holding Corp., Class A 500 2,605
* ProPetro Holding Corp. 723,390 8,311,751
Range Resources Corp. 1,006,414 38,092,770
Ranger Energy Services, Inc.,
Class A 142,073 2,190,766
*REX American Resources Corp. 218,208 7,377,612
Riley Exploration Permian, Inc. 69,041 1,936,600
RPC, Inc. 1,308,280 8,700,062
* Rubico , Inc. 83 62
SandRidge Energy, Inc. 171,680 2,721,128
Scorpio Tankers, Inc. 352,573 22,430,694
*SEACOR Marine Holdings, Inc. 141,640 946,155
*Seadrill, Ltd. 390,563 15,028,864
Select Water Solutions, Inc.,
Class A 765,176 9,250,978
#SFL Corp., Ltd., Class B 1,125,576 9,972,603
SM Energy Co. 1,357,593 26,432,338
Smart Sand, Inc. 95,880 445,842

51
Dimensional U.S. Targeted Value ETF
continued
Shares Value
ENERGY — (Continued)
*Stabilis Solutions, Inc. 1,068 $ 5,938
* Talos Energy, Inc. 1,165,661 13,894,679
Teekay Corp., Ltd. 599,633 6,134,246
Teekay Tankers, Ltd., Class A 211,290 13,632,431
*TETRA Technologies, Inc. 132,861 1,514,615
#*Tidewater, Inc. 238,588 14,909,364
*TOP Ships, Inc. 4,995 25,524
*Transocean, Ltd. 5,047,618 25,086,661
VAALCO Energy, Inc. 663,545 3,410,621
#* Valaris , Ltd. 395,054 22,806,467
Viper Energy, Inc., Class A 231,494 9,801,456
# Vitesse Energy, Inc. 176,775 3,705,204
Weatherford International PLC 47,584 4,476,703
World Kinect Corp. 304,750 8,200,823
TOTAL ENERGY 1,236,638,130
FINANCIALS — (28.0%)
1st Source Corp. 157,941 10,634,168
*Acacia Research Corp. 380,027 1,512,507
#ACNB Corp. 40,415 2,041,766
Affiliated Managers Group, Inc. 23,515 7,362,311
Affinity Bancshares, Inc. 4,123 83,161
Alerus Financial Corp. 70,365 1,732,386
Ally Financial, Inc. 1,768,918 74,789,853
Amalgamated Financial Corp. 187,981 7,301,182
Amerant Bancorp, Inc., Class A 72,604 1,575,507
American Coastal Insurance
Corp. 37,832 418,044
American Financial Group, Inc. 135,612 17,666,175
Ameris Bancorp 462,535 37,289,572
AMERISAFE, Inc. 2,439 91,731
AmeriServ Financial, Inc. 93,747 309,365
Ames National Corp. 33,120 864,432
Arrow Financial Corp. 94,769 3,204,140
Associated Banc-Corp. 1,008,325 27,486,939
Associated Capital Group, Inc.,
Class A 5,628 222,025
Assurant, Inc. 82,207 19,575,953
Assured Guaranty, Ltd. 215,794 18,310,121
Atlantic American Corp. 9,607 26,035
Atlantic Union Bankshares Corp. 706,006 27,421,273
#* Atlanticus Holdings Corp. 82,696 4,269,594
Auburn National Bancorp, Inc. 804 19,987
Axis Capital Holdings, Ltd. 358,947 37,036,151
* Axos Financial, Inc. 291,961 28,901,219
Banc of California, Inc. 682,313 13,632,614
BancFirst Corp. 6,375 700,931
Bank First Corp. 7,447 1,039,154
Bank of Hawaii Corp. 68,026 5,086,984
Bank of Marin Bancorp 78,914 2,118,841
Bank of NT Butterfield & Son, Ltd.
(The) 197,369 10,223,714
Bank of the James Financial
Group, Inc. 4,961 93,763
#Bank OZK 793,729 37,749,751
Bank7 Corp. 13,258 589,186
BankUnited , Inc. 455,672 21,630,750
Bankwell Financial Group, Inc. 35,971 1,733,442
Banner Corp. 238,298 14,736,348
Shares Value
FINANCIALS — (Continued)
Bar Harbor Bankshares 90,967 $ 3,084,691
BayCom Corp. 58,929 1,719,548
BCB Bancorp, Inc. 86,616 683,400
Beacon Financial Corp. 548,021 15,536,395
*Blue Foundry Bancorp 3,950 51,943
BOK Financial Corp. 350,754 45,576,975
*Bowhead Specialty Holdings,
Inc. 1,530 37,577
Bread Financial Holdings, Inc. 335,594 24,343,989
*Bridgewater Bancshares, Inc. 121,099 2,326,312
* Brighthouse Financial, Inc. 395,008 25,304,212
*Broadway Financial Corp. 4,114 33,653
#Burke & Herbert Financial
Services Corp. 17,150 1,122,982
Business First Bancshares, Inc. 115,371 3,250,001
*BV Financial, Inc. 8,426 161,105
Byline Bancorp, Inc. 260,785 8,326,865
C&F Financial Corp. 20,894 1,573,318
Cadence Bank 1,078,251 45,405,150
California Bancorp 23,910 430,141
*California First Leasing Corp. 1,274 35,392
Camden National Corp. 97,793 4,652,013
Capital Bancorp, Inc. 43,180 1,326,490
Capital City Bank Group, Inc. 114,341 4,774,880
Capitol Federal Financial, Inc. 813,334 5,921,072
*Carter Bankshares , Inc. 134,898 2,888,166
Cass Information Systems, Inc. 642 28,864
Cathay General Bancorp 480,913 24,613,127
CB Financial Services, Inc. 3,232 115,803
Central Pacific Financial Corp. 161,891 5,272,790
CF Bankshares , Inc. 3,759 109,424
Chemung Financial Corp. 19,404 1,179,181
ChoiceOne Financial Services,
Inc. 13,414 384,848
#Citizens & Northern Corp. 88,296 2,009,617
Citizens Community Bancorp, Inc. 48,972 888,352
Citizens Financial Services, Inc. 2,032 128,524
#*Citizens, Inc., Class A 40,150 222,832
City Holding Co. 29,986 3,690,977
Civista Bancshares, Inc. 95,293 2,299,420
CNB Financial Corp. 134,811 3,734,265
CNO Financial Group, Inc. 612,109 25,739,183
Cohen & Co., Inc. 2,172 40,595
Colony Bankcorp , Inc. 89,892 1,749,298
Columbia Banking System, Inc. 1,480,899 43,597,667
*Columbia Financial, Inc. 109,862 1,787,455
#Comerica, Inc. 732,849 64,981,721
Commerce Bancshares, Inc. 357,573 18,822,643
Community Financial System, Inc. 257,738 16,108,625
Community Trust Bancorp, Inc. 131,996 8,144,153
Community West Bancshares 94,404 2,262,864
ConnectOne Bancorp, Inc. 270,791 7,208,456
*Consumer Portfolio Services,
Inc. 133,992 1,156,351
Corebridge Financial, Inc. 228,751 7,052,393
Crawford & Co., Class A 881 9,559
#*Credit Acceptance Corp. 1,664 829,071
Cullen/Frost Bankers, Inc. 118,433 16,322,436

52
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
*Customers Bancorp, Inc. 215,705 $ 17,045,009
CVB Financial Corp. 819,084 16,144,146
Diamond Hill Investment Group,
Inc. 3,060 524,331
DigitalBridge Group, Inc. 80,457 1,238,233
Dime Community Bancshares,
Inc. 248,085 8,439,852
# Dominari Holdings, Inc. 7,034 27,503
Donegal Group, Inc., Class A 171,958 3,210,456
Donegal Group, Inc., Class B 6,421 106,460
*Donnelley Financial Solutions,
Inc. 1,957 101,275
Eagle Bancorp Montana, Inc. 19,042 413,402
Eagle Bancorp, Inc. 60,643 1,622,807
Eagle Financial Services, Inc. 322 12,336
East West Bancorp, Inc. 130,541 14,939,112
Eastern Bankshares , Inc. 636,104 13,030,590
*eHealth, Inc. 142,427 403,068
Employers Holdings, Inc. 178,252 7,775,352
Enact Holdings, Inc. 274,704 10,924,978
*Encore Capital Group, Inc. 50,175 2,769,660
*Enova International, Inc. 159,186 26,292,752
Enterprise Financial Services
Corp. 249,862 14,329,586
Equity Bancshares, Inc., Class A 103,325 4,765,349
Essent Group, Ltd. 596,673 37,542,665
* Euronet Worldwide, Inc. 22,288 1,614,988
Everest Group, Ltd. 20,098 6,658,065
EVERTEC, Inc. 8,850 265,589
#*EZCORP, Inc., Class A 354,277 7,599,242
F&G Annuities & Life, Inc. 86,029 2,536,995
Farmers & Merchants Bancorp,
Inc. 18,695 501,587
Farmers National Banc Corp. 171,313 2,223,643
FB Financial Corp. 273,537 15,736,584
#Federal Agricultural Mortgage
Corp., Class A 2,759 357,760
Federal Agricultural Mortgage
Corp., Class C 56,165 9,508,734
Fidelis Insurance Holdings, Ltd. 62,441 1,188,877
Fidelity D&D Bancorp, Inc. 60 2,682
Fidelity National Financial, Inc. 131,234 7,137,817
*Finance Of America Cos, Inc.,
Class A 6,989 162,774
Financial Institutions, Inc. 99,787 3,286,984
Finward Bancorp 1,787 65,485
* Finwise Bancorp 5,804 101,628
First American Financial Corp. 556,084 35,133,387
First Bancorp 1,078,178 23,849,297
First Bancorp 216,047 12,515,603
First Bancorp, Inc. (The) 65,796 1,799,521
First Bank 98,912 1,649,852
First Busey Corp. 512,807 12,640,693
First Business Financial Services,
Inc. 46,649 2,673,921
#First Capital, Inc. 1,074 63,280
First Commonwealth Financial
Corp. 707,780 12,761,273
First Community Bankshares , Inc. 105,773 3,809,943
Shares Value
FINANCIALS — (Continued)
First Community Corp. 24,070 $ 705,732
First Financial Bancorp 673,321 19,351,246
#First Financial Bankshares , Inc. 53,716 1,709,243
First Financial Corp. 75,411 4,913,781
*First Foundation, Inc. 315,011 1,978,269
First Hawaiian, Inc. 768,913 20,414,640
First Horizon Corp. 3,042,703 74,515,796
First Internet Bancorp 44,940 979,243
#First Interstate BancSystem ,
Inc., Class A 610,476 21,653,584
First Merchants Corp. 408,060 16,224,466
First Mid Bancshares, Inc. 116,415 4,901,071
First National Corp. 2,917 76,863
First Northwest Bancorp 28,210 294,230
First Savings Financial Group,
Inc. 44 1,495
First United Corp. 37,239 1,427,371
First US Bancshares, Inc. 230 3,369
*First Western Financial, Inc. 29,192 734,179
FirstCash Holdings, Inc. 3,335 568,618
* Firstsun Capital Bancorp 20,892 824,816
Five Star Bancorp 26,085 1,033,488
Flushing Financial Corp. 57,054 900,883
FNB Corp. 2,259,273 39,650,241
#Franklin Financial Services
Corp. 3,587 182,973
Franklin Resources, Inc. 2,277,119 60,616,908
FS Bancorp, Inc. 40,379 1,695,110
#Fulton Financial Corp. 1,293,793 26,716,825
FVCBankcorp , Inc. 28,648 433,731
*Genworth Financial, Inc., Class A 2,040,375 17,016,728
German American Bancorp, Inc. 134,958 5,677,683
Glacier Bancorp, Inc. 114,996 5,827,997
Globe Life, Inc. 346,651 48,607,403
Great Southern Bancorp, Inc. 78,736 4,832,816
*Green Dot Corp., Class A 331,754 4,040,764
*Greenlight Capital Re, Ltd.,
Class A 158,706 2,201,252
*Hamilton Insurance Group, Ltd.,
Class B 78,702 2,183,981
Hancock Whitney Corp. 522,445 35,944,216
Hanmi Financial Corp. 188,428 5,006,532
Hanover Bancorp, Inc. 1,859 42,943
Hanover Insurance Group, Inc.
(The) 64,284 11,194,416
Hawthorn Bancshares, Inc. 19,698 697,506
HBT Financial, Inc. 42,066 1,134,941
HCI Group, Inc. 3,603 571,688
Hennessy Advisors, Inc. 3,429 35,113
Heritage Commerce Corp. 391,436 4,982,980
Heritage Financial Corp. 208,343 5,377,333
*Heritage Insurance Holdings, Inc. 195,872 5,106,383
Hilltop Holdings, Inc. 246,044 9,214,348
#Hingham Institution For Savings
(The) 4,459 1,330,789
Home Bancorp, Inc. 44,771 2,672,381
Home BancShares , Inc. 654,974 18,928,749
Home Federal Bancorp, Inc. of
Louisiana 790 14,402

53
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
HomeTrust Bancshares, Inc. 77,333 $ 3,334,599
Hope Bancorp, Inc. 788,415 9,445,212
Horace Mann Educators Corp. 273,606 12,260,285
Horizon Bancorp, Inc. 208,020 3,665,312
IF Bancorp, Inc. 89 2,414
Independent Bank Corp. 112,492 3,954,094
#Independent Bank Corp. 252,671 20,410,763
International Bancshares Corp. 414,556 28,869,680
*International Money Express,
Inc. 220 3,401
Invesco, Ltd. 2,555,500 69,739,595
Investar Holding Corp. 45,662 1,299,084
Investors Title Co. 10,625 2,756,338
Isabella Bank Corp. 64 3,084
Jackson Financial, Inc., Class A 485,212 57,701,411
Janus Henderson Group PLC 714,885 34,407,415
Kearny Financial Corp. 391,775 3,051,927
Kemper Corp. 293,168 11,553,751
Kingstone Cos., Inc. 1,970 30,437
Lake Shore Bancorp, Inc. 3,125 47,844
Lakeland Financial Corp. 17,362 1,034,775
Landmark Bancorp, Inc. 7,030 189,740
LCNB Corp. 40,238 688,472
* LendingClub Corp. 689,011 11,651,176
Lincoln National Corp. 643,411 26,772,332
LINKBANCORP, Inc. 2,464 21,560
Live Oak Bancshares, Inc. 183,276 7,323,709
Magyar Bancorp, Inc. 9,232 162,668
MainStreet Bancshares, Inc. 7,726 165,414
#Mechanics Bancorp 81,868 1,227,201
Medallion Financial Corp. 186 1,914
Mercantile Bank Corp. 92,083 4,786,474
Merchants Bancorp 194,713 8,072,801
Mercury General Corp. 336,764 29,497,159
Meridian Corp. 35,169 665,749
Metrocity Bankshares , Inc. 47,576 1,340,216
Metropolitan Bank Holding Corp. 61,813 5,723,884
MGIC Investment Corp. 1,593,898 42,907,734
Mid Penn Bancorp, Inc. 71,937 2,373,202
Middlefield Banc Corp. 4,846 162,535
#Midland States Bancorp, Inc. 95,657 2,185,762
MidWestOne Financial Group,
Inc. 26,317 1,219,003
MVB Financial Corp. 42,176 1,191,050
National Bank Holdings Corp.,
Class A 237,719 9,551,549
National Bankshares , Inc. 11,812 430,075
Navient Corp. 728,835 7,149,871
NB Bancorp, Inc. 15,796 343,089
NBT Bancorp, Inc. 346,945 15,414,766
Nelnet, Inc., Class A 159,376 21,021,694
* NerdWallet , Inc., Class A 100,787 1,215,491
*NI Holdings, Inc. 23,116 314,840
#Nicolet Bankshares , Inc. 83,084 12,128,602
*NMI Holdings, Inc., Class A 531,805 20,591,490
Northeast Bank 47,942 5,524,357
Northeast Community Bancorp,
Inc. 43,514 1,026,930
Shares Value
FINANCIALS — (Continued)
Northfield Bancorp, Inc. 269,580 $ 3,321,226
Northrim Bancorp, Inc. 127,270 2,998,481
Northwest Bancshares, Inc. 997,832 12,852,076
Norwood Financial Corp. 6,546 199,195
Oak Valley Bancorp 13,136 419,695
OceanFirst Financial Corp. 347,407 6,513,881
*Octave Specialty Group, Inc. 193,288 1,095,943
OFG Bancorp 303,636 12,236,531
Ohio Valley Banc Corp. 5,351 220,194
Old National Bancorp 1,885,610 46,065,452
Old Republic International Corp. 803,705 31,481,125
Old Second Bancorp, Inc. 278,436 5,524,170
OneMain Holdings, Inc., Class A 709,734 46,515,966
* Onity Group, Inc. 49,746 2,249,514
OP Bancorp 68,932 963,669
* Oportun Financial Corp. 180,892 980,435
Oppenheimer Holdings, Inc.,
Class A 26,911 2,261,331
* OptimumBank Holdings, Inc. 8,337 39,267
Orange County Bancorp, Inc. 6,233 192,101
Origin Bancorp, Inc. 158,992 6,809,627
Orrstown Financial Services, Inc. 62,761 2,260,651
Park National Corp. 46,865 7,636,183
Parke Bancorp, Inc. 60,039 1,639,665
Pathfinder Bancorp, Inc. 1,123 15,363
Pathward Financial, Inc. 124,301 11,223,137
* Payoneer Global, Inc. 12,933 82,642
#* Paysafe , Ltd. 344,030 2,360,046
PCB Bancorp 53,325 1,196,613
Peapack -Gladstone Financial
Corp. 100,680 3,193,570
PennyMac Financial Services,
Inc. 216,489 21,631,581
Peoples Bancorp of North
Carolina, Inc. 12,611 461,941
Peoples Bancorp, Inc. 214,718 6,982,629
Peoples Financial Services Corp. 28,537 1,486,778
Pinnacle Financial Partners, Inc. 511,164 48,606,585
*Pioneer Bancorp, Inc. 19,723 279,080
Plumas Bancorp 11,923 597,462
*Ponce Financial Group, Inc. 122,201 2,050,533
Popular, Inc. 401,640 53,630,989
*PRA Group, Inc. 195,661 2,502,504
Preferred Bank/Los Angeles CA 77,120 6,614,582
Primis Financial Corp. 116,031 1,564,098
Princeton Bancorp, Inc. 8,650 313,390
* ProAssurance Corp. 254,861 6,172,733
PROG Holdings, Inc. 76,102 2,468,749
Prosperity Bancshares, Inc. 559,658 38,621,999
Provident Financial Holdings, Inc. 34,104 551,121
Provident Financial Services, Inc. 843,067 18,665,503
QCR Holdings, Inc. 117,833 10,635,607
Radian Group, Inc. 622,768 20,489,067
RBB Bancorp 101,695 2,109,154
Red River Bancshares, Inc. 9,882 820,799
Regional Management Corp. 61,710 2,286,356
Reinsurance Group of America,
Inc. 182,947 37,092,504
RenaissanceRe Holdings, Ltd. 174,015 49,020,026

54
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
# Renasant Corp. 635,922 $ 23,980,619
#*Repay Holdings Corp., Class A 416,495 1,453,568
Republic Bancorp, Inc., Class A 65,579 4,761,691
#Richmond Mutual Bancorp, Inc. 5,575 78,217
Riverview Bancorp, Inc. 158,017 816,948
#RLI Corp. 77,602 4,534,285
S&T Bancorp, Inc. 241,519 10,298,370
Safety Insurance Group, Inc. 97,772 7,694,656
SB Financial Group, Inc. 8,560 195,425
Seacoast Banking Corp. of
Florida 352,144 11,775,695
*Security National Financial
Corp., Class A 61,355 541,151
Selective Insurance Group, Inc. 35,828 3,012,418
* Selectquote , Inc. 217,143 308,343
ServisFirst Bancshares, Inc. 18,285 1,496,627
Shore Bancshares, Inc. 207,895 3,943,768
Sierra Bancorp 90,421 3,201,808
Silvercrest Asset Management
Group, Inc., Class A 51 752
Simmons First National Corp.,
Class A 511,539 10,399,588
* SiriusPoint , Ltd. 731,741 14,934,834
*Skyward Specialty Insurance
Group, Inc. 18,369 819,625
#SLM Corp. 520,070 14,119,901
SmartFinancial , Inc. 84,457 3,371,523
Sound Financial Bancorp, Inc. 1,157 50,792
South Plains Financial, Inc. 62,578 2,606,999
*Southern First Bancshares, Inc. 44,800 2,461,312
Southern Missouri Bancorp, Inc. 57,076 3,571,245
Southside Bancshares, Inc. 166,305 5,353,358
SOUTHSTATE BANK Corp. 595,917 60,980,187
Stellar Bancorp, Inc. 236,443 8,781,493
*Sterling Bancorp, Inc. 61,298 –
Stewart Information Services
Corp. 187,268 12,627,481
Stifel Financial Corp. 83,274 10,267,684
Stock Yards Bancorp, Inc. 42,321 2,864,708
* StoneX Group, Inc. 117,897 13,235,117
SWK Holdings Corp. 7,215 126,263
*Texas Capital Bancshares, Inc. 350,563 35,466,459
#TFS Financial Corp. 188,318 2,650,576
*Third Coast Bancshares, Inc. 37,409 1,517,309
Timberland Bancorp, Inc. 51,490 2,005,021
Tiptree, Inc. 246,646 4,410,030
Tompkins Financial Corp. 80,994 6,489,239
Towne Bank 486,031 17,011,085
TriCo Bancshares 197,740 9,851,407
*Triumph Financial, Inc. 89,851 5,668,700
TrustCo Bank Corp. 143,855 6,243,307
Trustmark Corp. 463,777 19,719,798
UMB Financial Corp. 306,558 38,975,784
*< Unico American Corp. 26,066 339
Union Bankshares , Inc. 1,046 26,035
United Bancorp, Inc. 3,298 45,842
United Bancshares, Inc. 1,339 53,908
United Bankshares , Inc. 826,458 34,983,967
United Community Banks, Inc. 718,282 24,730,449
Shares Value
FINANCIALS — (Continued)
United Fire Group, Inc. 150,044 $ 5,392,581
United Security Bancshares 88,265 947,966
Unity Bancorp, Inc. 57,446 3,099,786
Universal Insurance Holdings, Inc. 187,321 5,703,924
Univest Financial Corp. 188,001 6,230,353
Unum Group 718,602 54,592,194
USCB Financial Holdings, Inc. 3,107 58,567
Valley National Bancorp 3,182,155 39,649,651
*Velocity Financial, Inc. 36,505 740,686
Victory Capital Holdings, Inc.,
Class A 56,248 3,967,171
Virginia National Bankshares
Corp. 4,078 166,872
Virtus Investment Partners, Inc. 45,184 7,376,288
Voya Financial, Inc. 258,901 19,847,351
WaFd , Inc. 540,658 17,636,264
Walker & Dunlop, Inc. 162,821 10,239,813
Washington Trust Bancorp, Inc. 68,356 2,349,396
Waterstone Financial, Inc. 121,084 2,214,626
Webster Financial Corp. 958,392 63,033,442
WesBanco , Inc. 566,320 19,985,433
West Bancorp, Inc. 93,848 2,227,013
Westamerica Bancorp 68,818 3,480,814
Western Alliance Bancorp 358,405 31,951,806
Western New England Bancorp,
Inc. 109,993 1,477,206
#Western Union Co. (The) 76,189 713,891
Westwood Holdings Group, Inc. 30,684 561,824
White Mountains Insurance
Group, Ltd. 17,286 35,348,660
Wintrust Financial Corp. 271,806 40,088,667
*World Acceptance Corp. 26,061 3,159,896
WSFS Financial Corp. 415,162 26,873,436
WVS Financial Corp. 604 8,148
Zions Bancorp NA 850,854 50,974,663
TOTAL FINANCIALS 3,710,626,023
HEALTH CARE — (6.3%)
#*Acadia Healthcare Co., Inc. 281,754 3,786,774
* Accendra Health, Inc. 430,261 950,877
#Acme United Corp. 12,384 517,527
* AdaptHealth Corp., Class A 797,405 8,013,920
#* Addus HomeCare Corp. 85,046 8,800,560
*Align Technology, Inc. 95,406 15,554,040
* Alkermes PLC 328,164 11,121,478
* Alumis , Inc. 1 24
*American Shared Hospital
Services 5,572 11,813
#* Amphastar Pharmaceuticals,
Inc. 204,035 5,404,887
*Anika Therapeutics, Inc. 30,524 281,737
#* Astrana Health, Inc. 78,464 1,784,271
#* Atea Pharmaceuticals, Inc. 83,474 353,930
*Avanos Medical, Inc. 233,664 3,112,404
#* Avantor , Inc. 1,354,403 14,790,081
#* Azenta , Inc. 135,344 5,262,175
#Baxter International, Inc. 49,193 987,303
#* BioCryst Pharmaceuticals, Inc. 8,956 58,932
* BioMarin Pharmaceutical, Inc. 136,195 7,700,465

55
Dimensional U.S. Targeted Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Bio-Rad Laboratories, Inc.,
Class A 124,578 $ 36,588,559
*Black Diamond Therapeutics,
Inc. 82,055 204,317
#* BrightSpring Health Services,
Inc. 361,915 14,212,402
#Bruker Corp. 13,303 589,190
* CareCloud , Inc. 5,727 15,520
* CareDx , Inc. 73,644 1,513,384
*Castle Biosciences, Inc. 108,060 4,256,483
*Catalyst Pharmaceuticals, Inc. 144,201 3,504,084
#* Certara , Inc. 1,074,894 9,448,318
*Charles River Laboratories
International, Inc. 191,963 40,404,372
#CONMED Corp. 121,671 4,670,950
*Cooper Cos., Inc. (The) 225,797 18,375,360
*Cross Country Healthcare, Inc. 148,380 1,382,902
*Cumberland Pharmaceuticals,
Inc. 39,281 147,304
*Definitive Healthcare Corp.,
Class A 26,678 61,893
*Design Therapeutics, Inc. 256 2,614
#* DocGo , Inc. 8,262 6,334
* Dynavax Technologies Corp. 90,372 1,399,410
* Editas Medicine, Inc. 197,056 392,141
*Elanco Animal Health, Inc. 2,815,703 67,802,128
*Emergent BioSolutions , Inc. 326,516 3,702,691
* Enhabit , Inc. 228,903 2,433,239
#* Enovis Corp. 364,692 8,037,812
* Envista Holdings Corp. 1,049,040 24,620,969
* Evolent Health, Inc., Class A 513,382 1,647,956
*Fate Therapeutics, Inc. 339,717 404,263
*FONAR Corp. 38,459 716,876
* Fortrea Holdings, Inc. 846 14,221
#*Fulgent Genetics, Inc. 81,487 2,134,959
*Globus Medical, Inc., Class A 80,527 7,302,188
* GoodRx Holdings, Inc., Class A 355,934 807,970
*Harmony Biosciences Holdings,
Inc. 204,375 7,463,775
*Health Catalyst, Inc. 312,331 671,512
HealthStream , Inc. 180,652 4,026,733
*Henry Schein, Inc. 136,747 10,321,664
* Hologic , Inc. 26,836 2,010,821
#*ICON PLC 80,007 14,421,262
*ICU Medical, Inc. 90,143 13,512,436
* ImmuCell Corp. 2,781 16,742
* InfuSystem Holdings, Inc. 54,772 452,417
* Innoviva , Inc. 509,767 10,195,340
* Inogen , Inc. 117,899 695,604
#* Instil Bio, Inc. 8,735 61,669
*Integer Holdings Corp. 130,050 11,296,143
#*Integra LifeSciences Holdings
Corp. 416,254 4,637,070
*Jazz Pharmaceuticals PLC 176,855 29,090,879
*Kewaunee Scientific Corp. 17,699 699,818
* Lantheus Holdings, Inc. 18,652 1,248,192
*LENSAR, Inc. 8,789 111,884
* LifeStance Health Group, Inc. 637,641 4,508,122
* LivaNova PLC 208,545 13,703,492
Shares Value
HEALTH CARE — (Continued)
* MaxCyte , Inc. 63,231 $ 57,338
*Merit Medical Systems, Inc. 731 59,277
Mesa Laboratories, Inc. 11,909 937,953
* MiMedx Group, Inc. 15,407 78,730
*Molina Healthcare, Inc. 107,759 19,352,439
*Myriad Genetics, Inc. 88,501 497,376
National HealthCare Corp. 94,184 13,478,672
* Neogen Corp. 1,123,066 11,477,734
#* OmniAb , Inc. 176,040 320,393
* OmniAb , Inc.- Vesting 12.5 7,556 –
* OmniAb , Inc.- Vesting 15 7,556 –
* Omnicell , Inc. 229,050 11,108,925
* OptimizeRx Corp. 46,899 504,633
* OraSure Technologies, Inc. 344,618 961,484
*Organogenesis Holdings, Inc.,
Class A 118,056 472,224
Organon & Co. 64,057 547,047
* Orthofix Medical, Inc. 109,589 1,449,862
* OrthoPediatrics Corp. 55,678 972,138
* Pacira BioSciences , Inc. 155,668 3,197,421
#*<PDL BioPharma , Inc. 463,418 194,636
* Pediatrix Medical Group, Inc. 439,506 9,396,638
*Pennant Group, Inc. (The) 20,491 565,961
#Perrigo Co. PLC 842,399 11,970,490
*Prestige Consumer Healthcare,
Inc. 209,301 13,493,635
*Puma Biotechnology, Inc. 134,195 869,584
* QuidelOrtho Corp. 342,154 9,296,324
* Quipt Home Medical Corp. 29,873 106,647
*Rafael Holdings, Inc., Class B 6,447 7,479
*Rapid Micro Biosystems , Inc.,
Class A 14,653 64,913
# Revvity , Inc. 297,397 32,356,794
Select Medical Holdings Corp. 522,575 7,864,754
* Sensus Healthcare, Inc. 15,603 80,043
SIGA Technologies, Inc. 335,576 2,248,359
*Simulations Plus, Inc. 47,777 806,954
* Supernus Pharmaceuticals, Inc. 246,888 11,890,126
#*Surgery Partners, Inc. 468,138 6,956,531
*Tactile Systems Technology, Inc. 149,241 4,307,095
#* Teladoc Health, Inc. 639,189 3,483,580
Teleflex, Inc. 93,470 9,755,464
*Third Harmonic Bio, Inc. 639 19
#* TruBridge , Inc. 76,270 1,475,824
Universal Health Services, Inc.,
Class B 287,044 57,770,475
US Physical Therapy, Inc. 55,735 4,674,494
Utah Medical Products, Inc. 20,176 1,231,947
*Vanda Pharmaceuticals, Inc. 116,003 874,663
* Varex Imaging Corp. 165,691 2,309,733
* Veracyte , Inc. 369,443 14,068,389
Viatris , Inc. 6,445,436 84,370,757
* Vir Biotechnology, Inc. 139,127 1,035,105
*Voyager Therapeutics, Inc. 132,984 518,638
* Waystar Holding Corp. 41,227 1,094,989
TOTAL HEALTH CARE 835,054,268
INDUSTRIALS — (16.4%)
*AAR Corp. 179,111 18,969,646

56
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
ABM Industries, Inc. 459,264 $ 21,144,515
ACCO Brands Corp. 573,589 2,242,733
Aebi Schmidt Holding AG 211,941 3,102,816
* AerSale Corp. 185,017 1,385,777
#AGCO Corp. 424,540 48,147,081
Air Lease Corp., Class A 436,455 28,208,087
#Alamo Group, Inc. 71,051 13,876,971
#*Alaska Air Group, Inc. 765,872 38,929,274
Albany International Corp., Class
A 107,667 5,974,442
Alight, Inc., Class A 2,898,012 4,433,958
*Allegiant Travel Co. 111,574 9,888,804
# Allient , Inc. 77,422 4,723,516
*Alpha Pro Tech, Ltd. 17,267 87,026
* Amentum Holdings, Inc. 408,343 14,610,512
* Ameresco , Inc., Class A 145,350 4,555,269
*American Woodmark Corp. 114,387 6,793,444
Apogee Enterprises, Inc. 132,164 4,907,249
ArcBest Corp. 151,244 13,645,234
Arcosa , Inc. 181,271 20,750,091
Astec Industries, Inc. 163,985 7,989,349
* Asure Software, Inc. 113,828 1,095,025
Atkore , Inc. 62,029 4,307,914
*Avalon Holdings Corp., Class A 642 1,746
#AZZ, Inc. 148,785 18,492,488
* BlueLinx Holdings, Inc. 65,046 4,524,600
Boise Cascade Co. 252,761 20,425,616
*Bowman Consulting Group, Ltd. 44,947 1,565,504
Brady Corp., Class A 163,528 14,140,266
* BrightView Holdings, Inc. 584,271 7,805,861
* Broadwind , Inc. 32,529 97,587
*Builders FirstSource , Inc. 500,630 57,272,072
*CACI International, Inc., Class A 53,370 33,120,355
#* Cadeler A/S, ADR 8,673 207,285
*Chart Industries, Inc. 35,759 7,414,271
Civeo Corp. 81,222 2,056,541
#* Clarivate PLC 3,217,602 8,526,645
CNH Industrial NV 5,880,580 63,275,041
Columbus McKinnon Corp. 149,376 3,148,846
*Commercial Vehicle Group, Inc. 44,997 67,495
CompX International, Inc. 6,417 149,516
#Concentrix Corp. 311,043 11,617,456
*Concrete Pumping Holdings, Inc. 212,567 1,228,637
* Conduent , Inc. 959,527 1,333,742
#Copa Holdings SA, Class A 196,037 26,739,447
* Costamare Bulkers Holdings,
Ltd. 117,278 1,938,605
Costamare , Inc. 757,736 12,714,810
Covenant Logistics Group, Inc.,
Class A 160,250 3,942,150
*Custom Truck One Source, Inc. 686,325 4,337,574
Deluxe Corp. 301,247 7,952,921
*Distribution Solutions Group, Inc. 88,606 2,515,524
*DLH Holdings Corp. 38,261 218,470
*DNOW, Inc. 1,351,409 20,527,903
Douglas Dynamics, Inc. 132,548 4,994,409
*Ducommun, Inc. 70,865 8,032,548
*DXP Enterprises, Inc. 42,342 5,506,577
Shares Value
INDUSTRIALS — (Continued)
Eastern Co. (The) 38,473 $ 719,445
EnerSys 227,078 40,917,185
Ennis, Inc. 161,285 3,143,445
# Enpro , Inc. 91,551 21,860,548
* Enviri Corp. 351,543 6,651,194
Esab Corp. 7,769 940,826
Espey Mfg. & Electronics Corp. 15,944 842,959
EVI Industries, Inc. 1,101 28,296
#*First Advantage Corp. 114,608 1,547,208
Flowserve Corp. 17,238 1,347,150
*Forrester Research, Inc. 21,135 171,405
Fortune Brands Innovations, Inc. 614,446 33,241,529
Franklin Electric Co., Inc. 10,069 1,003,074
#*Frontier Group Holdings, Inc. 50,683 235,169
*FTI Consulting, Inc. 58,126 10,152,868
*Gates Industrial Corp. PLC 799,825 18,411,971
GATX Corp. 108,562 19,748,513
Genco Shipping & Trading, Ltd. 247,069 5,163,742
* Gencor Industries, Inc. 69,876 1,002,022
*Generac Holdings, Inc. 45,666 7,673,715
Genpact , Ltd. 678,038 29,901,476
*Gibraltar Industries, Inc. 181,961 9,327,321
Gorman-Rupp Co. (The) 144,250 7,860,182
*Great Lakes Dredge & Dock
Corp. 441,458 6,613,041
Greenbrier Cos., Inc. (The) 226,265 11,408,281
*GXO Logistics, Inc. 325,571 18,424,063
*Hayward Holdings, Inc. 962,069 15,527,794
*Healthcare Services Group, Inc. 345,543 6,503,119
Heartland Express, Inc. 511,970 5,165,777
Helios Technologies, Inc. 186,614 12,088,855
# Herc Holdings, Inc. 95,166 13,641,094
Hexcel Corp. 428 35,443
Hillenbrand, Inc. 326,593 10,421,583
*Hillman Solutions Corp. 1,060,886 9,940,502
HNI Corp. 358,200 17,118,378
Hub Group, Inc., Class A 455,292 21,662,793
*Hudson Technologies, Inc. 269,539 1,932,595
Huntington Ingalls Industries, Inc. 33,227 13,972,286
* Hurco Cos., Inc. 29,782 492,594
Hyster -Yale, Inc. 70,538 2,359,496
*IBEX Holdings, Ltd. 33,082 1,230,650
ICF International, Inc. 108,451 10,113,056
IDEX Corp. 65,591 13,023,093
*Innovative Solutions and
Support, Inc. 3,129 57,855
Insteel Industries, Inc. 117,886 3,906,742
Interface, Inc., Class A 332,951 10,477,968
*Janus International Group, Inc. 515,718 3,537,825
JBT Marel Corp. 18,283 2,876,099
*JELD-WEN Holding, Inc. 461,881 1,256,316
Karat Packaging, Inc. 3,238 79,234
Kelly Services, Inc., Class A 152,222 1,642,475
Kennametal, Inc. 554,220 19,059,626
*Kirby Corp. 172,683 20,317,882
Knight-Swift Transportation
Holdings, Inc., Class A 1,015,832 55,972,343
Korn Ferry 333,774 23,187,280

57
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*L.B. Foster Co., Class A 67,722 $ 2,035,046
Lindsay Corp. 31,504 3,946,506
LSI Industries, Inc. 159,967 3,536,870
Luxfer Holdings PLC 144,371 2,185,777
*Manitowoc Co., Inc. (The) 226,311 2,923,938
ManpowerGroup , Inc. 124,995 4,541,068
Marten Transport, Ltd. 535,615 6,588,064
* Mastech Digital, Inc. 13,657 94,780
*Masterbrand, Inc. 759,219 9,201,734
Matson, Inc. 201,617 32,319,205
Maximus, Inc. 269,691 25,469,618
*Mayville Engineering Co., Inc. 129,288 2,534,045
McGrath RentCorp 124,165 13,867,989
*Mercury Systems, Inc. 8,195 769,347
#* Microvast Holdings, Inc. 11,302 29,611
* Middleby Corp. (The) 98,590 14,509,490
Miller Industries, Inc. 67,140 2,750,726
MillerKnoll , Inc. 442,283 8,881,043
* Mistras Group, Inc. 187,289 2,648,266
*Montrose Environmental Group,
Inc. 71,661 1,596,607
MSC Industrial Direct Co., Inc.,
Class A 83,695 7,058,836
Mueller Industries, Inc. 178,986 24,367,154
National Presto Industries, Inc. 42,273 5,385,580
NL Industries, Inc. 77,037 468,385
*NN, Inc. 69,742 103,916
*NPK International, Inc. 438,017 6,049,015
*NWPX Infrastructure, Inc. 70,497 4,755,023
*OPENLANE, Inc. 790,919 23,759,207
*Orion Group Holdings, Inc. 235,258 2,874,853
Oshkosh Corp. 250,674 36,051,935
Owens Corning 355,462 42,598,566
*PAMT Corp. 116,986 1,269,298
Pangaea Logistics Solutions, Ltd. 316,333 2,682,504
Park Aerospace Corp. 71,331 1,746,896
Park-Ohio Holdings Corp. 76,766 1,731,841
*Parsons Corp. 10,351 725,191
* Perma -Pipe International
Holdings, Inc. 52,061 1,503,522
Preformed Line Products Co. 22,653 5,684,544
Primoris Services Corp. 5 741
*Proto Labs, Inc. 131,117 6,903,310
Quad/Graphics, Inc. 32,320 197,798
Quanex Building Products Corp. 147,566 2,762,435
*Radiant Logistics, Inc. 300,520 2,022,500
Regal Rexnord Corp. 322,732 52,121,218
* Resideo Technologies, Inc. 1,021,942 35,011,733
Resources Connection, Inc. 148,650 673,384
Robert Half, Inc. 5,913 204,649
Rush Enterprises, Inc., Class A 447,231 28,707,758
Rush Enterprises, Inc., Class B 106,255 6,270,108
Ryder System, Inc. 219,945 42,071,080
*Saia, Inc. 51,110 17,115,206
Schneider National, Inc., Class B 561,247 15,063,869
Science Applications International
Corp. 101,909 10,370,260
Sensata Technologies Holding
PLC 896,841 31,021,730
Shares Value
INDUSTRIALS — (Continued)
*Shoals Technologies Group, Inc.,
Class A 317,115 $ 2,993,566
#* Skillsoft Corp. 883 7,991
*SkyWest, Inc. 283,744 27,386,971
#Standex International Corp. 18,268 4,384,320
Stanley Black & Decker, Inc. 574,748 45,209,678
*Sun Country Airlines Holdings,
Inc. 369,673 6,484,064
* TaskUS , Inc., Class A 83,606 902,945
*Taylor Devices, Inc. 9,793 712,343
*Team, Inc. 539 7,778
# Tecnoglass , Inc. 32,674 1,598,085
Tennant Co. 54,471 4,144,698
#Terex Corp. 410,292 23,386,644
Textron, Inc. 286,966 25,270,226
* Thermon Group Holdings, Inc. 199,637 9,033,574
#*TIC Solutions, Inc. 450,621 4,551,272
Timken Co. (The) 195,494 18,218,086
#*Titan International, Inc. 388,127 3,702,732
*Titan Machinery, Inc. 95,158 1,548,221
* Transcat , Inc. 25,647 1,546,771
Trinity Industries, Inc. 581,585 16,714,753
* TrueBlue , Inc. 199,544 1,069,556
#*TTEC Holdings, Inc. 41,142 131,243
Tutor Perini Corp. 113,387 8,945,100
Twin Disc, Inc. 81,172 1,395,347
UFP Industries, Inc. 134,745 13,916,464
*U-Haul Holding Co. 41,858 2,367,070
U-Haul Holding Co. 474,778 24,360,859
* Ultralife Corp. 106,299 678,188
UniFirst Corp. 89,827 19,312,805
#Universal Logistics Holdings,
Inc. 68,429 1,095,548
*V2X, Inc. 151,127 10,402,071
# Vestis Corp. 515,319 3,365,033
# Virco Mfg. Corp. 96,167 672,207
* VirTra , Inc. 31,624 148,317
#VSE Corp. 9,647 2,108,545
Wabash National Corp. 112,696 1,141,610
Werner Enterprises, Inc. 404,482 13,853,508
WESCO International, Inc. 328,607 95,108,724
*Wilhelmina International, Inc. 2,488 8,957
Willis Lease Finance Corp. 40,485 7,379,606
# WillScot Holdings Corp. 54,018 1,081,981
Worthington Enterprises, Inc. 200,846 11,161,012
TOTAL INDUSTRIALS 2,168,870,866
INFORMATION TECHNOLOGY — (6.5%)
*8x8, Inc. 213,572 354,529
#*908 Devices, Inc. 13,777 86,933
*ACI Worldwide, Inc. 66,565 2,886,258
*ACM Research, Inc., Class A 734 42,660
#*Akamai Technologies, Inc. 782,799 76,048,923
*Alarm.com Holdings, Inc. 3,122 152,291
#* Alithya Group, Inc., Class A 76,393 99,311
*Alpha & Omega Semiconductor,
Ltd. 130,902 2,892,934
Amdocs, Ltd. 360,345 29,526,669
Amkor Technology, Inc. 1,484,161 71,729,501

58
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
* Amtech Systems, Inc. 14,925 $ 250,889
*Arrow Electronics, Inc. 362,789 48,065,915
*ASGN, Inc. 205,490 10,703,974
* AstroNova , Inc. 27,294 248,102
* Aviat Networks, Inc. 32,392 706,469
Avnet, Inc. 630,117 39,313,000
* Axcelis Technologies, Inc. 55,971 4,929,366
Bel Fuse, Inc., Class A 447 82,136
Benchmark Electronics, Inc. 257,120 13,406,237
* Cerence , Inc. 150,723 1,707,692
*Cirrus Logic, Inc. 93,151 12,141,301
#* Cleanspark , Inc. 989,510 11,715,798
#*Clearfield, Inc. 26,144 778,307
*< Clearone , Inc. 336 74
*Coda Octopus Group, Inc. 1,340 14,271
*Coherent Corp. 298 63,230
* Cohu , Inc. 89,387 2,551,105
*Corsair Gaming, Inc. 10,414 53,111
#Crane NXT Co. 205,684 10,391,156
* Crexendo , Inc. 63,738 446,166
CTS Corp. 179,009 9,202,853
#*Daily Journal Corp. 1,040 609,825
#*Daktronics, Inc. 155,486 3,599,501
*Data I/O Corp. 7,432 23,039
*Diebold Nixdorf, Inc. 92,040 6,351,680
*Digi International, Inc. 197,930 8,524,845
#*Diodes, Inc. 256,223 15,165,839
#Dolby Laboratories, Inc., Class A 28,999 1,861,446
*DXC Technology Co. 1,175,790 16,966,650
* eGain Corp. 61,829 634,984
*EPAM Systems, Inc. 29,028 6,055,241
ePlus , Inc. 150,579 12,921,184
*Five9, Inc. 2,257 39,859
* FormFactor , Inc. 745 52,515
#* Globant SA 7,768 519,524
*Grid Dynamics Holdings, Inc. 138,953 1,149,141
*Harmonic, Inc. 364,544 3,543,368
#*I3 Verticals, Inc., Class A 13,426 298,191
*Ichor Holdings, Ltd. 150,841 4,576,516
#Immersion Corp. 46,276 310,975
Information Services Group, Inc. 285,815 1,591,989
*Insight Enterprises, Inc. 59,233 4,976,757
#* inTEST Corp. 71,626 655,378
*IPG Photonics Corp. 204,674 18,913,924
* Itron , Inc. 74,070 7,338,856
*Key Tronic Corp. 76,537 216,600
*Kimball Electronics, Inc. 161,279 4,872,239
*Knowles Corp. 708,336 17,170,065
Kulicke & Soffa Industries, Inc. 86,186 4,941,043
*KVH Industries, Inc. 94,146 628,895
* Lantronix , Inc. 89,731 595,814
*LGL Group, Inc. (The) 9,285 67,131
Littelfuse , Inc. 15,415 4,990,760
* LiveRamp Holdings, Inc. 349,430 8,508,620
* Magnachip Semiconductor Corp. 125,683 364,481
Methode Electronics, Inc. 165,003 1,318,374
* Mirion Technologies, Inc., Class
A 25,615 636,277
Shares Value
INFORMATION TECHNOLOGY — (Continued)
* Mitek Systems, Inc. 279,215 $ 2,797,734
MKS, Inc. 6,407 1,508,272
*N-able, Inc. 554,148 3,363,678
#* nCino , Inc. 180,961 3,863,517
*NCR Voyix Corp. 618,386 6,134,389
*NETGEAR, Inc. 117,582 2,458,640
* NetScout Systems, Inc. 446,711 12,423,033
* NetSol Technologies, Inc. 17,422 62,022
*ON24, Inc. 220,614 1,758,294
OneSpan , Inc. 123,559 1,455,525
*Optical Cable Corp. 16,577 81,725
PC Connection, Inc. 168,615 9,916,248
#*Penguin Solutions, Inc. 271,321 5,212,076
* Photronics , Inc. 420,332 14,530,877
*Plexus Corp. 182,030 36,284,040
* Powerfleet , Inc. 263,143 1,344,661
* Qorvo , Inc. 99,563 7,776,866
*RF Industries, Ltd. 22,805 222,577
*Ribbon Communications, Inc. 912,772 2,391,463
#Richardson Electronics, Ltd. 30,540 369,229
*Rogers Corp. 69,576 6,765,570
*Sanmina Corp. 174,985 24,791,875
* ScanSource , Inc. 179,022 7,696,156
#Skyworks Solutions, Inc. 182,781 10,191,869
* SmartRent , Inc., Class A 333,710 540,610
* Sprinklr , Inc., Class A 307 1,959
* Synaptics , Inc. 47,660 3,932,427
* Synchronoss Technologies, Inc. 1,204 10,595
TD SYNNEX Corp. 464,528 73,706,658
*Trio-Tech International 11,738 66,085
*TTM Technologies, Inc. 557,385 54,735,207
#*Turtle Beach Corp. 14,346 171,578
*Ultra Clean Holdings, Inc. 97,779 4,270,987
Universal Display Corp. 492 56,491
#* Veeco Instruments, Inc. 327,379 10,224,046
* Viasat , Inc. 425,867 19,236,412
Vishay Intertechnology , Inc. 667,814 13,456,452
*Vishay Precision Group, Inc. 50,494 2,528,739
#Xerox Holdings Corp. 854,528 1,871,416
* Xperi , Inc. 194,116 1,098,697
*Zebra Technologies Corp. 16,299 3,829,939
TOTAL INFORMATION
TECHNOLOGY 864,721,321
MATERIALS — (7.2%)
AdvanSix , Inc. 159,117 2,520,413
Alcoa Corp. 1,701,485 96,661,363
*Alpha Metallurgical Resources,
Inc. 83,794 17,579,981
*American Vanguard Corp. 167,170 849,224
* Ampco -Pittsburgh Corp. 81,633 454,696
AptarGroup, Inc. 166,385 20,789,806
#* Arq , Inc. 90,391 321,792
*Ascent Industries Co. 37,813 612,949
Ashland, Inc. 295,268 18,058,591
#*Aspen Aerogels, Inc. 326,189 1,099,257
Avient Corp. 527,790 19,079,608
*Axalta Coating Systems, Ltd. 1,100,283 36,947,503
Ball Corp. 1,483,694 84,377,678

59
Dimensional U.S. Targeted Value ETF
continued
Shares Value
MATERIALS — (Continued)
Cabot Corp. 158,308 $ 11,428,255
Caledonia Mining Corp. PLC 64,538 1,770,923
Celanese Corp., Class A 129,107 5,737,515
*Century Aluminum Co. 136,465 6,185,958
CF Industries Holdings, Inc. 906,317 84,495,934
*Clearwater Paper Corp. 108,873 1,831,244
*Coeur Mining, Inc. 386,073 7,891,332
Commercial Metals Co. 788,925 60,644,665
*Core Molding Technologies, Inc. 22,868 446,383
Eastman Chemical Co. 576,381 39,954,731
* Ecovyst , Inc. 741,949 7,872,079
#Element Solutions, Inc. 644,301 18,749,159
Ferroglobe PLC 145,098 689,216
Flexible Solutions International,
Inc. 15,292 88,235
Fortitude Gold Corp. 27,823 153,305
Friedman Industries, Inc. 37,598 738,049
Graphic Packaging Holding Co. 1,606,145 23,530,024
Greif, Inc., Class A 213,019 15,043,402
Greif, Inc., Class B 41,645 3,464,031
HB Fuller Co. 281,971 16,946,457
Hecla Mining Co. 86,743 1,953,452
Huntsman Corp. 275,563 2,981,592
Innospec , Inc. 164,295 13,426,187
*Intrepid Potash, Inc. 82,835 2,720,301
Kaiser Aluminum Corp. 95,857 11,753,985
#*Knife River Corp. 82,340 5,530,778
Koppers Holdings, Inc. 125,583 3,699,675
#Kronos Worldwide, Inc. 416,552 2,186,898
Louisiana-Pacific Corp. 19,772 1,655,707
*LSB Industries, Inc. 174,310 1,619,340
* Magnera Corp. 96,623 1,262,863
Materion Corp. 113,725 15,725,893
Mativ Holdings, Inc. 324,401 3,909,032
Mercer International, Inc. 346,536 703,468
* Metallus , Inc. 204,627 4,082,309
Minerals Technologies, Inc. 199,197 13,099,195
Mosaic Co. (The) 1,808,359 49,729,872
Myers Industries, Inc. 203,193 4,199,999
Nexa Resources SA 42,003 529,658
Northern Technologies
International Corp. 48,572 440,062
*O-I Glass, Inc. 981,529 14,997,763
#Olin Corp. 674,369 14,033,619
Olympic Steel, Inc. 62,074 2,985,139
Orion SA 328,031 2,027,232
*Perimeter Solutions, Inc. 350,417 9,163,405
#Quaker Chemical Corp. 85,907 13,207,342
#* Ramaco Resources, Inc., Class
A 90 1,756
* Ranpak Holdings Corp., Class A 135,396 682,396
*Rayonier Advanced Materials,
Inc. 320,966 2,490,696
Reliance, Inc. 34,325 11,310,087
Ryerson Holding Corp. 202,998 5,728,604
Sensient Technologies Corp. 26,820 2,535,026
Silgan Holdings, Inc. 566,515 24,445,122
*Solstice Advanced Materials, Inc. 255,505 15,782,544
Shares Value
MATERIALS — (Continued)
Sonoco Products Co. 396,782 $ 19,045,536
Stepan Co. 118,957 6,853,113
SunCoke Energy, Inc. 620,049 4,873,585
Sylvamo Corp. 135,798 6,645,954
*Tredegar Corp. 154,397 1,320,094
TriMas Corp. 187,859 6,531,857
Tronox Holdings PLC 768,356 4,656,237
Warrior Met Coal, Inc. 77,334 6,905,926
#Westlake Corp. 160,202 12,707,223
Worthington Steel, Inc. 290,229 11,675,913
TOTAL MATERIALS 948,830,193
REAL ESTATE — (1.0%)
*AMREP Corp. 21,738 451,716
*Compass, Inc., Class A 1,024,808 12,830,596
*Comstock Holding Cos., Inc.,
Class A 81 892
*Cushman & Wakefield, Ltd. 1,475,348 24,254,721
* Forestar Group, Inc. 311,432 8,103,461
*FRP Holdings, Inc. 99,453 2,377,921
#*Howard Hughes Holdings, Inc. 313,235 25,578,770
*Jones Lang LaSalle, Inc. 88,101 31,532,229
Kennedy-Wilson Holdings, Inc. 825,096 8,127,196
Marcus & Millichap, Inc. 180,273 4,903,426
Newmark Group, Inc., Class A 396,469 7,069,042
*RE/MAX Holdings, Inc., Class A 109,241 849,895
#RMR Group, Inc. (The), Class A 51,314 777,407
#*Seaport Entertainment Group,
Inc. 59,278 1,119,761
#*Star Holdings 10,069 78,739
#*Stratus Properties, Inc. 27,654 820,494
* Tejon Ranch Co. 148,722 2,392,937
TOTAL REAL ESTATE 131,269,203
UTILITIES — (0.4%)
Genie Energy, Ltd., Class B 31,065 427,765
#MDU Resources Group, Inc. 945,868 19,399,753
*Montauk Renewables, Inc. 65,471 113,919
New Jersey Resources Corp. 216,980 10,736,170
Ormat Technologies, Inc. 146,374 18,287,968
TOTAL UTILITIES 48,965,575
TOTAL COMMON STOCKS 12,736,854,783
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
* Adverum Biotechnolo CVR
12/10/29 18,290 14,632
*Concentra Biosciences CVR
09/04/29 113,678 –
*< Imara , Inc. CVR 01/04/27 1,428 543
*< Opiant Pharma, Inc. CVR
01/04/27 11,182 –
* Supernus Pharmaceuticals, Inc.
CVR 113,046 20,348
*<Verve Therapeutics, Inc. CVR 146,873 290,809
*< Xoma Corp. CVR 04/21/26 21,220 1,570

60
Dimensional U.S. Targeted Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
*XOMA Royalty Corp. 09/18/29 114 $ 16
TOTAL HEALTH CARE 327,918
TOTAL RIGHTS/WARRANTS 327,918
TOTAL INVESTMENT SECURITIES — (96.1%)
(Cost $10,122,330,562) 12,737,182,701
SECURITIES LENDING COLLATERAL — (3.9%)
@§The DFA Short Term
Investment Fund 45,193,161 522,884,868
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,645,215,430) $ 13,260,067,569
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
As of January 31, 2026 , Dimensional U.S. Targeted Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 144 03/20/26 $ 50,461,587 $ 50,153,400 ($308,187)
Total Futures Contracts ..............
$50,461,587 $50,153,400 ($308,187)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 281,871,270 $ — $ — $ 281,871,270
Consumer Discretionary ................ 1,726,752,980 — — 1,726,752,980
Consumer Staples .................... 783,254,954 — — 783,254,954
Energy ............................. 1,236,638,130 — — 1,236,638,130
Financials ........................... 3,710,625,684 — 339 3,710,626,023
Health Care ......................... 834,859,614 19 194,635 835,054,268
Industrials ........................... 2,168,870,866 — — 2,168,870,866
Information Technology ................ 864,721,247 — 74 864,721,321
Materials ........................... 948,830,193 — — 948,830,193
Real Estate .......................... 131,269,203 — — 131,269,203
Utilities ............................. 48,965,575 — — 48,965,575

61
Dimensional U.S. Targeted Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Rights/Warrants
Health Care ......................... $ — $ 34,996 $ 292,922 $ 327,918
Securities Lending Collateral .............. — 522,884,868 — 522,884,868
Total Investments ....................... $12,736,659,716 $522,919,883 $487,970> $13,260,067,569
Financial Instruments
Liabilities
Futures Contracts** ..................... (308,187) — — (308,187)
Total Other Financial Instruments .......... $(308,187) $– $– $(308,187)
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

62
Dimensional U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (9.2%)
#*Advantage Solutions, Inc. 315,479 $ 340,717
Alphabet, Inc., Class A 3,238,146 1,094,493,348
Alphabet, Inc., Class C 2,263,203 766,162,112
*AMC Networks, Inc., Class A 80,875 623,546
*Angi, Inc., Class A 36,289 471,031
*Anterix, Inc. 8,458 222,149
#Array Digital Infrastructure, Inc. 75,189 3,623,358
#*AST SpaceMobile, Inc., Class A 38,909 4,327,070
AT&T, Inc. 3,970,637 104,070,396
#*Atlanta Braves Holdings, Inc. 2,001 88,084
*Atlanta Braves Holdings, Inc.,
Class C 85,595 3,417,808
ATN International, Inc. 18,477 446,959
*Bandwidth, Inc., Class A 55,458 774,748
#*Boston Omaha Corp., Class A 74,789 913,174
*Bumble, Inc., Class A 262,899 880,712
*BuzzFeed, Inc. 58,794 51,762
#Cable One, Inc. 5,116 414,345
#*Cargurus, Inc., Class A 150,534 4,877,302
*Cars.com, Inc. 61,600 699,776
#*Charter Communications, Inc.,
Class A 118,938 24,515,501
Cinemark Holdings, Inc. 291,935 6,913,021
Comcast Corp., Class A 2,259,740 67,227,265
*Creative Realities, Inc. 246 768
#CuriosityStream, Inc. 3,279 12,198
*DHI Group, Inc. 36,086 62,790
*DoubleVerify Holdings, Inc. 116,060 1,255,769
*E.W. Scripps Co. (The), Class A 5,805 19,447
#*EchoStar Corp., Class A 50,639 5,733,348
Electronic Arts, Inc. 163,269 33,293,814
Entravision Communications
Corp., Class A 115,758 348,432
*EverQuote, Inc., Class A 46,385 1,052,940
Fox Corp., Class A 376,590 27,408,220
Fox Corp., Class B 288,913 18,944,025
#*fuboTV, Inc., Class A 748,671 1,669,536
*Gaia, Inc., Class A 18,400 62,376
*GCI Liberty, Inc., Class A 3,605 135,079
*GCI Liberty, Inc., Class C 51,294 1,897,365
#*Globalstar, Inc. 35,096 2,162,616
*Gogo, Inc. 182,991 839,929
Gray Media, Inc. 220,034 992,353
Gray Media, Inc., Class A 2,241 28,886
*Grindr, Inc. 34,885 394,898
IDT Corp., Class B 46,919 2,281,671
*iHeartMedia, Inc., Class A 10,196 33,035
#*IMAX Corp. 106,940 3,733,275
#Iridium Communications, Inc. 65,345 1,301,672
*IZEA Worldwide, Inc. 5,084 17,896
John Wiley & Sons, Inc., Class A 105,887 3,306,851
*Liberty Broadband Corp., Class
A 14,337 688,463
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Broadband Corp., Class
C 112,747 $ 5,424,258
*Liberty Global, Ltd., Class A 287,258 3,185,691
*Liberty Global, Ltd., Class C 411,420 4,558,534
*Liberty Latin America, Ltd., Class
A 98,046 756,915
*Liberty Latin America, Ltd., Class
C 346,906 2,698,929
*Liberty Media Corp.-Liberty
Formula One 14,970 1,192,959
*Liberty Media Corp.-Liberty
Formula One, Class C 235,657 20,506,872
*Lionsgate Studios Corp. 286,301 2,702,681
#*Live Nation Entertainment, Inc. 152,298 22,151,744
*Lumen Technologies, Inc. 1,591,977 14,041,237
*Madison Square Garden
Entertainment Corp., Class A 61,962 3,833,589
*Magnite, Inc. 347,636 5,030,293
*Marchex, Inc., Class B 13,552 22,225
Marcus Corp. (The) 65,573 989,497
Match Group, Inc. 271,749 8,464,981
*MediaAlpha, Inc., Class A 5,785 59,181
Meta Platforms, Inc., Class A 1,303,744 934,132,576
National CineMedia, Inc. 126,399 456,300
*Netflix, Inc. 1,886,051 157,466,398
New York Times Co. (The), Class
A 265,391 19,455,814
News Corp., Class A 501,785 13,563,249
#News Corp., Class B 238,836 7,427,800
Nexstar Media Group, Inc., Class
A 66,488 14,120,721
*Nextdoor Holdings, Inc. 365,816 716,999
Omnicom Group, Inc. 563,709 43,428,141
*Optimum Communications, Inc.,
Class A 129,683 198,415
#Paramount Skydance Corp.,
Class B 62,558 701,275
*Pinterest, Inc., Class A 566,149 12,528,877
*PubMatic, Inc., Class A 69,119 501,804
*QuinStreet, Inc. 96,154 1,277,887
*Reddit, Inc., Class A 64,337 11,598,031
#*Reservoir Media, Inc. 24,457 184,650
*ROBLOX Corp., Class A 59,264 3,897,201
*Roku, Inc., Class A 145,749 13,875,305
Saga Communications, Inc.,
Class A 14,649 166,706
Scholastic Corp. 63,322 2,214,370
#Shenandoah
Telecommunications Co. 122,012 1,448,282
#Shutterstock, Inc. 70,283 1,395,118
#Sinclair, Inc. 112,567 1,633,347
#Sirius XM Holdings, Inc. 205,926 4,190,594
*Skillz, Inc., Class A 3,793 14,034
*Snap, Inc., Class A 1,211,487 8,395,605
#*Sphere Entertainment Co. 71,371 6,816,644

63
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
Spok Holdings, Inc. 19,425 $ 267,482
*Spotify Technology SA 16,317 8,164,211
#*Stagwell, Inc., Class A 288,223 1,732,220
*Starz Entertainment Corp. 19,132 191,129
*Take-Two Interactive Software,
Inc. 65,627 14,457,628
*TechTarget, Inc. 21,423 112,257
TEGNA, Inc. 334,567 6,410,304
Telephone and Data Systems,
Inc. 225,979 10,198,432
*Thryv Holdings, Inc. 1,622 7,802
TKO Group Holdings, Inc., Class
A 34,337 6,955,989
T-Mobile US, Inc. 325,956 64,281,783
*Trade Desk, Inc. (The), Class A 36,396 1,103,891
#*Travelzoo 6,930 40,540
#*TripAdvisor, Inc. 238,897 3,174,941
*Urban One, Inc. 2,150 19,349
*USA TODAY Co, Inc. 306,715 1,815,753
Verizon Communications, Inc. 2,659,454 118,398,892
*Versant Media Group, Inc. 90,221 2,939,400
Walt Disney Co. (The) 629,472 71,004,442
*Warner Bros Discovery, Inc. 2,906,495 80,044,872
#Warner Music Group Corp.,
Class A 164,862 4,942,563
*Yelp, Inc., Class A 156,178 4,276,154
Zedge, Inc., Class B 4,400 13,684
*Ziff Davis, Inc. 62,300 2,381,106
*ZoomInfo Technologies, Inc.,
Class A 543,523 4,375,360
TOTAL COMMUNICATION
SERVICES 3,957,967,749
CONSUMER DISCRETIONARY — (9.8%)
#*1-800-Flowers.com, Inc., Class
A 77,349 334,148
*1stdibs.com, Inc. 1,876 10,280
*Abercrombie & Fitch Co. 84,065 8,207,266
Academy Sports & Outdoors, Inc. 146,158 8,040,152
*Accel Entertainment, Inc., Class
A 66,244 749,220
#Acushnet Holdings Corp. 122,944 11,918,191
*Adient PLC 202,685 4,215,848
ADT, Inc. 1,639,269 13,114,152
*Adtalem Global Education, Inc. 91,919 9,518,212
#Advance Auto Parts, Inc. 154,988 7,440,974
*Airbnb, Inc., Class A 147,914 19,135,634
*Amazon.com, Inc. 4,382,105 1,048,637,726
AMCON Distributing Co. 111 12,039
#*American Axle & Manufacturing
Holdings, Inc. 123,861 987,172
American Eagle Outfitters, Inc. 289,881 6,757,126
*American Outdoor Brands, Inc. 27,062 245,182
*American Public Education, Inc. 43,561 1,819,979
*America's Car-Mart, Inc., Class
MA 22,507 578,880
*Amesite, Inc. 1,006 1,841
*Aptiv PLC 304,987 23,102,765
Aramark 380,783 14,656,338
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Arhaus, Inc., Class A 124,459 $ 1,266,993
*Ark Restaurants Corp. 2,015 13,218
Arko Corp. 45,500 241,605
*Asbury Automotive Group, Inc. 38,008 8,913,256
Autoliv, Inc. 151,368 18,351,856
*AutoNation, Inc. 74,653 15,302,372
*AutoZone, Inc. 6,961 25,785,563
Bassett Furniture Industries, Inc. 13,902 219,652
Bath & Body Works, Inc. 45,223 985,861
*Beazer Homes USA, Inc. 49,468 1,067,025
#*Bed Bath & Beyond, Inc. 117,655 695,341
Best Buy Co., Inc. 423,501 27,569,915
#*Biglari Holdings, Inc., Class A 305 600,490
*Biglari Holdings, Inc., Class B 4,576 1,716,137
#*Birkenstock Holding PLC 235,910 8,907,962
*BJ's Restaurants, Inc. 56,060 2,344,429
Booking Holdings, Inc. 6,532 32,672,019
*Boot Barn Holdings, Inc. 49,544 8,842,613
BorgWarner, Inc. 447,377 21,210,144
Boyd Gaming Corp. 75,648 6,395,282
*Bright Horizons Family Solutions,
Inc. 100,349 9,295,328
Brightstar Lottery PLC 58,091 841,158
*Brinker International, Inc. 86,028 13,568,336
Brunswick Corp. 97,276 7,803,481
Buckle, Inc. (The) 122,770 5,807,021
#Build-A-Bear Workshop, Inc.,
Class A 32,741 1,953,983
*Burlington Stores, Inc. 88,483 26,178,580
*Caesars Entertainment, Inc. 6,208 128,506
Caleres, Inc. 30,676 374,861
*Callaway Golf Co 370,556 5,317,479
Camping World Holdings, Inc.,
Class A 26,442 348,770
Canterbury Park Holding Corp. 200 3,100
*Capri Holdings, Ltd. 63,553 1,434,391
*CarMax, Inc. 106,049 4,723,422
*Carnival Corp. 1,461,800 43,883,236
Carriage Services, Inc., Class A 36,685 1,574,153
Carter's, Inc. 28,337 980,744
*Carvana Co., Class A 32,779 13,147,985
*Cato Corp. (The), Class A 50,261 153,296
*Cavco Industries, Inc. 13,502 6,643,254
Century Communities, Inc. 74,292 4,678,910
*Champion Homes, Inc. 106,361 8,336,575
#Cheesecake Factory, Inc. (The) 115,013 6,666,153
#*Chewy, Inc., Class A 203,887 5,935,151
*Chipotle Mexican Grill, Inc.,
Class A 372,456 14,477,365
#Choice Hotels International, Inc. 54,351 5,587,283
#Churchill Downs, Inc. 50,780 4,994,721
*Citi Trends, Inc. 13,872 598,577
Clarus Corp. 3,655 13,999
Columbia Sportswear Co. 70,437 3,893,757
*Cooper-Standard Holdings, Inc. 18,898 592,830
*Coupang, Inc., Class A 739,132 14,900,901
*Coursera, Inc. 423,337 2,565,422
#Cracker Barrel Old Country
Store, Inc. 26,677 803,511

64
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Cricut, Inc., Class A 232 $ 1,037
#*Crocs, Inc. 83,024 6,967,374
*Culp, Inc. 16,029 56,422
D.R. Horton, Inc. 296,840 44,181,666
Dana, Inc. 352,119 10,176,239
Darden Restaurants, Inc. 185,911 37,061,358
#*Dave & Buster's Entertainment,
Inc. 62,048 1,164,641
*Deckers Outdoor Corp. 188,710 22,520,651
#Designer Brands, Inc., Class A 41,637 263,979
#Dick's Sporting Goods, Inc. 120,469 24,334,738
#Dillard's, Inc., Class A 17,930 10,893,551
#Dine Brands Global, Inc. 19,699 677,449
Domino's Pizza, Inc. 26,387 10,827,378
*DoorDash, Inc., Class A 48,987 10,023,720
*Dorman Products, Inc. 53,571 6,653,518
*DraftKings, Inc. 171,878 4,728,364
#*Dream Finders Homes, Inc.,
Class A 50,704 932,447
#*Driven Brands Holdings, Inc. 305,755 4,754,490
*Duluth Holdings, Inc., Class B 34,904 84,119
*Duolingo, Inc., Class A 10,964 1,469,834
#*Dutch Bros, Inc., Class A 86,856 4,724,098
eBay, Inc. 581,349 53,030,656
*El Pollo Loco Holdings, Inc. 76,376 773,689
#Escalade, Inc. 14,925 217,009
Ethan Allen Interiors, Inc. 67,457 1,546,789
*Etsy, Inc. 105,041 5,562,971
Expedia Group, Inc. 158,990 42,106,912
*Figs, Inc., Class A 394,026 4,259,421
*First Watch Restaurant Group,
Inc. 155,342 2,483,919
*Five Below, Inc. 88,093 16,882,143
Flanigan's Enterprises, Inc. 589 19,157
Flexsteel Industries, Inc. 9,951 398,339
#*Floor & Decor Holdings, Inc.,
Class A 35,074 2,313,481
*Flutter Entertainment PLC, Class
DI 95,416 15,757,952
Ford Motor Co. 4,724,120 65,570,786
#*Fossil Group, Inc. 34,492 119,687
*Fox Factory Holding Corp. 45,166 831,054
*Frontdoor, Inc. 104,519 6,178,118
*Funko, Inc., Class A 43,010 174,621
#*GameStop Corp., Class A 280,764 6,704,644
Gap, Inc. (The) 770,377 21,555,148
Garmin, Ltd. 128,148 25,839,763
Garrett Motion, Inc. 277,103 4,998,938
General Motors Co. 1,376,312 115,610,208
*Genesco, Inc. 29,122 842,499
Gentex Corp. 379,036 8,721,618
*Gentherm, Inc. 39,430 1,260,183
Genuine Parts Co. 222,459 30,919,576
*GigaCloud Technology, Inc.,
Class A 8,305 331,619
G-III Apparel Group, Ltd. 107,116 3,143,855
Gildan Activewear, Inc., Class A 1,608 104,488
#*Global Business Travel Group I 314,334 2,153,188
Gold.com, Inc., Class A 16,631 862,317
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Good Times Restaurants, Inc. 3,415 $ 3,961
*Goodyear Tire & Rubber Co.
(The) 452,601 4,258,975
Graham Holdings Co., Class B 7,416 8,651,728
*Grand Canyon Education, Inc. 54,899 9,543,642
*Green Brick Partners, Inc. 42,338 2,937,834
Group 1 Automotive, Inc. 23,991 8,499,052
#*Groupon, Inc., Class A 45,324 641,335
*GrowGeneration Corp. 45,679 59,839
H&R Block, Inc. 167,699 6,615,726
Hamilton Beach Brands Holding
Co., Class A 16,086 307,082
#Harley-Davidson, Inc. 69,968 1,385,366
Hasbro, Inc. 277,980 24,826,394
Haverty Furniture Cos., Inc. 28,330 717,316
Haverty Furniture Cos., Inc.,
Class A 717 18,215
*Helen of Troy, Ltd. 14,439 239,110
*Hilton Grand Vacations, Inc. 211,307 9,532,059
Hilton Worldwide Holdings, Inc. 103,085 30,771,903
*Holley, Inc. 18,100 69,685
Home Depot, Inc. (The) 505,492 189,352,248
Hooker Furnishings Corp. 23,797 315,786
*Hovnanian Enterprises, Inc.,
Class A 8,118 914,493
#Hyatt Hotels Corp., Class A 45,800 7,161,746
#Installed Building Products, Inc. 53,857 15,518,356
J Jill, Inc. 3,305 51,591
JAKKS Pacific, Inc. 9,476 173,127
Jerash Holdings US, Inc. 3,614 11,059
Johnson Outdoors, Inc., Class A 25,536 1,159,079
#KB Home 130,580 7,513,573
#Kohl's Corp. 173,357 3,028,547
#Kontoor Brands, Inc. 103,706 6,194,359
*Koss Corp. 1,849 8,006
#*Kura Sushi USA, Inc., Class A 7,795 520,784
#Lakeland Industries, Inc. 13,680 128,866
#*Lands' End, Inc. 77,699 1,379,934
Las Vegas Sands Corp. 690,824 36,427,150
*Latham Group, Inc. 179,402 1,128,439
*Laureate Education, Inc., Class
A 325,232 11,155,458
La-Z-Boy, Inc. 100,209 3,648,610
LCI Industries 55,676 8,167,112
Lear Corp. 80,757 9,455,837
*Legacy Housing Corp. 8,244 171,063
Leggett & Platt, Inc. 173,394 2,023,508
Lennar Corp., Class A 156,833 17,149,689
#Lennar Corp., Class B 14,378 1,455,916
Levi Strauss & Co., Class A 213,398 4,242,352
*LGI Homes, Inc. 23,979 1,201,588
*Liberty Live Holdings, Inc., Class
A 12,536 1,008,396
*Liberty Live Holdings, Inc., Class
C 67,115 5,542,357
*Life Time Group Holdings, Inc. 417,253 12,171,270
Lifetime Brands, Inc. 40,527 127,660
*Lincoln Educational Services
Corp. 65,081 1,735,059

65
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Lindblad Expeditions Holdings,
Inc. 12,382 $ 206,408
#Lithia Motors, Inc., Class A 47,016 15,206,855
*Live Ventures, Inc. 2,817 56,509
#LKQ Corp. 325,959 10,707,753
#*Lovesac Co. (The) 17,746 236,377
Lowe's Cos., Inc. 97,232 25,966,778
#*Lucid Group, Inc., Class A 15,716 173,976
#Lucky Strike Entertainment
Corp. 42,232 342,079
*Lululemon Athletica, Inc. 110,895 19,351,177
*M/I Homes, Inc. 25,233 3,373,652
Macy's, Inc. 523,755 10,485,575
*Malibu Boats, Inc., Class A 47,882 1,556,165
Marine Products Corp. 25,668 247,953
#*MarineMax, Inc. 53,861 1,455,863
Marriott International, Inc., Class
A 71,136 22,429,181
Marriott Vacations Worldwide
Corp. 85,668 4,652,629
*MasterCraft Boat Holdings, Inc. 42,527 915,606
*Mattel, Inc. 665,356 13,899,287
#Matthews International Corp.,
Class A 65,941 1,733,589
McDonald's Corp. 131,487 41,418,405
Meritage Homes Corp. 83,596 5,810,758
*MGM Resorts International 383,455 12,861,081
#*Mister Car Wash, Inc. 423,664 2,351,335
#*Mobileye Global, Inc., Class A 257,258 2,310,177
*Mohawk Industries, Inc. 129,392 15,317,425
Monarch Casino & Resort, Inc. 1,457 133,359
Monro, Inc. 56,433 1,056,426
*Motorcar Parts of America, Inc. 33,054 410,861
Movado Group, Inc. 13,868 316,190
Murphy USA, Inc. 32,401 13,689,747
Nathan's Famous, Inc. 5,312 537,149
*National Vision Holdings, Inc. 205,740 5,421,249
Newell Brands, Inc. 451,815 1,920,214
NIKE, Inc., Class B 464,426 28,706,171
*Norwegian Cruise Line Holdings,
Ltd. 856,855 18,816,536
*NVR, Inc. 5,399 41,225,306
*Ollie's Bargain Outlet Holdings,
Inc. 100,300 11,064,093
*ONE Group Hospitality, Inc.
(The) 51,478 111,192
OneSpaWorld Holdings, Ltd. 211,195 4,149,982
*OneWater Marine, Inc., Class A 648 8,605
*O'Reilly Automotive, Inc. 135,225 13,307,492
#Oxford Industries, Inc. 30,617 1,128,236
#Papa John's International, Inc. 59,559 2,094,690
#Patrick Industries, Inc. 67,040 8,458,437
#*Penn Entertainment, Inc. 39,003 500,799
Penske Automotive Group, Inc. 75,240 11,796,880
Perdoceo Education Corp. 163,717 5,243,855
*Petco Health & Wellness Co.,
Inc., Class A 570,872 1,535,646
#*PetMed Express, Inc. 5,921 18,888
Phinia, Inc. 97,971 6,972,596
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Planet Fitness, Inc., Class A 99,515 $ 9,059,846
Polaris, Inc. 56,336 3,596,490
Pool Corp. 26,542 6,744,057
PulteGroup, Inc. 273,380 34,197,104
#*Pursuit Attractions and
Hospitality, Inc. 49,311 1,712,571
PVH Corp. 95,485 5,954,445
#*QuantumScape Corp., Class A 722,787 6,396,665
Ralph Lauren Corp., Class A 65,063 22,993,915
*Rave Restaurant Group, Inc. 1,655 5,528
#RCI Hospitality Holdings, Inc. 12,873 309,467
*Red Robin Gourmet Burgers,
Inc. 2,031 7,576
#Red Rock Resorts, Inc., Class A 57,795 3,648,598
*Revolve Group, Inc., Class A 84,647 2,340,490
#*RH 15,003 2,983,046
#*Rivian Automotive, Inc., Class A 1,531,767 22,593,563
Rocky Brands, Inc. 15,449 497,303
Ross Stores, Inc. 431,611 81,423,415
Royal Caribbean Cruises, Ltd. 335,369 108,877,546
#*Rush Street Interactive, Inc. 42,640 753,449
*Sabre Corp. 402,982 523,877
*Sally Beauty Holdings, Inc. 249,523 3,797,740
#*Savers Value Village, Inc. 97,574 1,010,867
Service Corp. International 265,070 21,319,580
*Shake Shack, Inc., Class A 46,030 4,076,877
#*SharkNinja, Inc. 239,197 28,273,085
#Shoe Carnival, Inc. 53,698 1,023,484
#Signet Jewelers, Ltd. 90,374 8,338,809
#*Sleep Number Corp. 22,814 265,555
Smith & Wesson Brands, Inc. 94,844 1,035,696
#*Solid Power, Inc. 330,855 1,482,230
Somnigroup International, Inc. 280,069 24,604,062
Sonic Automotive, Inc., Class A 51,295 3,075,648
*Sonos, Inc. 95,664 1,372,778
*Sportsman's Warehouse
Holdings, Inc. 3,767 5,161
Standard Motor Products, Inc. 54,360 2,170,595
Starbucks Corp. 187,770 17,265,451
Steven Madden, Ltd. 80,346 3,525,582
*Stitch Fix, Inc., Class A 278,477 1,336,690
*Stoneridge, Inc. 25,327 166,652
Strategic Education, Inc. 57,218 4,864,674
*Strattec Security Corp. 9,110 720,783
#*Stride, Inc. 90,563 7,661,630
#Sturm Ruger & Co., Inc. 22,672 831,836
Superior Group of Cos., Inc. 33,632 334,975
Tandy Leather Factory, Inc. 857 2,442
Tapestry, Inc. 526,574 66,827,506
*Target Hospitality Corp. 43,116 297,069
*Taylor Morrison Home Corp.,
Class A 208,658 12,717,705
*Tesla, Inc. 329,198 141,690,111
Texas Roadhouse, Inc., Class A 117,099 21,061,426
#Thor Industries, Inc. 107,819 12,061,712
#*Tilly's, Inc., Class A 51,650 75,925
TJX Cos., Inc. (The) 615,176 92,159,517
Toll Brothers, Inc. 138,645 20,032,816

66
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*TopBuild Corp. 49,957 $ 23,382,374
Tractor Supply Co. 380,557 19,362,740
Travel + Leisure Co. 77,544 5,392,410
*Tri Pointe Homes, Inc. 211,032 7,037,917
*Udemy, Inc. 61,421 295,435
*Ulta Beauty, Inc. 77,319 50,053,228
#*Under Armour, Inc., Class A 42,662 263,225
#*Under Armour, Inc., Class C 43,713 265,338
*Unifi, Inc. 28,350 109,431
#*United Parks & Resorts, Inc. 81,578 3,071,412
*Universal Technical Institute, Inc. 139,845 3,891,886
Upbound Group, Inc. 63,236 1,195,160
*Urban Outfitters, Inc. 195,064 13,820,284
#Vail Resorts, Inc. 63,184 8,407,895
*Valvoline, Inc. 203,109 6,645,726
*Vera Bradley, Inc. 15,038 36,091
VF Corp. 717,808 14,061,859
*Victoria's Secret & Co. 195,551 10,659,485
Visteon Corp. 50,414 4,580,616
#*Warby Parker, Inc., Class A 107,004 2,729,672
*Wayfair, Inc., Class A 94,545 9,784,462
#Wendy's Co. (The) 227,163 1,769,600
Weyco Group, Inc. 19,326 611,088
#Whirlpool Corp. 39,360 3,148,406
Williams-Sonoma, Inc. 182,937 37,438,057
#Wingstop, Inc. 29,950 7,949,628
Winmark Corp. 5,693 2,565,778
Winnebago Industries, Inc. 41,957 1,926,246
Wolverine World Wide, Inc. 183,036 3,243,398
#*Worksport, Ltd. 3,766 6,967
Wyndham Hotels & Resorts, Inc. 145,599 10,598,151
Wynn Resorts, Ltd. 55,867 6,002,909
#*XPEL, Inc. 34,514 1,777,816
#*YETI Holdings, Inc. 139,534 6,378,099
Yum! Brands, Inc. 128,891 20,042,550
*Zumiez, Inc. 40,955 1,007,903
TOTAL CONSUMER
DISCRETIONARY 4,185,195,212
CONSUMER STAPLES — (5.0%)
#Albertsons Cos., Inc., Class A 1,195,188 19,899,880
#Alico, Inc. 16,957 700,494
Altria Group, Inc. 311,389 19,303,004
Andersons, Inc. (The) 79,122 4,904,773
Archer-Daniels-Midland Co. 429,408 28,903,452
*AXIL Brands, Inc. 2,012 13,702
#B&G Foods, Inc. 89,807 392,457
*BellRing Brands, Inc. 75,603 1,880,247
#*BJ's Wholesale Club Holdings,
Inc. 268,602 24,829,569
*Boston Beer Co., Inc. (The),
Class A 19,594 4,185,670
*Bridgford Foods Corp. 2,509 18,968
#Brown-Forman Corp., Class A 24,442 680,221
#Brown-Forman Corp., Class B 236,779 6,480,641
#Bunge Global SA 202,242 23,031,319
Calavo Growers, Inc. 41,856 1,064,817
#Cal-Maine Foods, Inc. 95,230 7,954,562
#Campbell's Co. (The) 146,663 4,103,631
Shares Value
CONSUMER STAPLES — (Continued)
#Casey's General Stores, Inc. 50,135 $ 30,406,878
*Celsius Holdings, Inc. 5,390 282,867
*Central Garden & Pet Co. 18,254 617,533
*Central Garden & Pet Co., Class
A 112,537 3,451,510
#*Chefs' Warehouse, Inc. (The) 77,557 4,878,335
Church & Dwight Co., Inc. 304,316 29,290,415
Clorox Co. (The) 131,109 14,787,784
Coca-Cola Co. (The) 2,137,870 159,934,055
Coca-Cola Consolidated, Inc. 134,442 20,443,251
*Coffee Holding Co., Inc. 3,887 12,400
Colgate-Palmolive Co. 532,646 48,092,607
Conagra Brands, Inc. 192,482 3,562,842
Constellation Brands, Inc., Class
A 152,041 23,824,825
Costco Wholesale Corp. 207,083 194,709,791
*Coty, Inc., Class A 33,013 104,651
*Darling Ingredients, Inc. 294,858 13,463,216
Dole PLC 181,142 2,885,592
Dollar General Corp. 268,584 38,523,003
*Dollar Tree, Inc. 333,667 39,235,903
Edgewell Personal Care Co. 13,389 260,550
#*elf Beauty, Inc. 71,768 6,099,562
#Energizer Holdings, Inc. 14,222 310,466
Estee Lauder Cos., Inc. (The),
Class A 54,883 6,326,912
*Farmer Bros Co. 18,053 29,787
#*FitLife Brands, Inc. 910 14,469
Flowers Foods, Inc. 42,370 484,289
#*Forafric Global PLC 2,217 22,214
Fresh Del Monte Produce, Inc. 110,115 4,367,161
*Freshpet, Inc. 32,731 2,281,351
General Mills, Inc. 782,518 36,199,283
#*Grocery Outlet Holding Corp. 202,266 1,927,595
*Herbalife, Ltd. 68,850 1,186,974
#Hershey Co. (The) 188,162 36,644,549
*HF Foods Group, Inc. 29,167 55,709
#*Honest Co., Inc. (The) 237,027 585,457
Hormel Foods Corp. 719,394 17,704,286
Ingles Markets, Inc., Class A 30,117 2,254,559
Ingredion, Inc. 126,094 14,891,701
Interparfums, Inc. 50,480 4,925,334
J&J Snack Foods Corp. 26,967 2,561,865
J.M. Smucker Co. (The) 185,932 19,496,830
John B. Sanfilippo & Son, Inc. 11,657 943,051
Kenvue, Inc. 1,370,331 23,843,759
Keurig Dr Pepper, Inc. 969,906 26,614,221
#Kimberly-Clark Corp. 289,192 28,916,308
#Kraft Heinz Co. (The) 802,109 19,042,068
Kroger Co. (The) 945,084 59,398,529
Lamb Weston Holdings, Inc. 224,162 10,295,761
#Lifevantage Corp. 13,233 70,135
*Lifeway Foods, Inc. 14,049 309,499
Limoneira Co. 41,759 601,330
*Mama's Creations, Inc. 9,623 145,307
*Maplebear, Inc. 410,415 15,251,021
Marzetti Co. (The) 45,439 7,795,969
McCormick & Co., Inc. 3,233 199,379

67
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
McCormick & Co., Inc. 341,326 $ 21,104,187
#*Medifast, Inc. 5,600 64,064
MGP Ingredients, Inc. 19,124 476,379
*Mission Produce, Inc. 102,239 1,376,137
#Molson Coors Beverage Co.,
Class B 336,899 16,184,628
Mondelez International, Inc.,
Class A 875,606 51,196,683
*Monster Beverage Corp. 685,311 55,345,716
*National Beverage Corp. 99,734 3,398,935
*Natural Alternatives International,
Inc. 5,470 22,427
#Natural Grocers by Vitamin
Cottage, Inc. 52,289 1,428,535
Natural Health Trends Corp. 4,329 16,493
*Nature's Sunshine Products, Inc. 25,495 642,984
Nu Skin Enterprises, Inc., Class A 1,362 14,451
Oil-Dri Corp. of America 23,105 1,399,008
#*Olaplex Holdings, Inc. 311,416 492,037
PepsiCo, Inc. 883,743 135,769,437
*Performance Food Group Co. 205,167 19,583,190
Philip Morris International, Inc. 274,320 49,223,981
Pilgrim's Pride Corp. 243,454 10,558,600
#*Post Holdings, Inc. 122,759 12,559,473
PriceSmart, Inc. 59,882 8,515,819
Procter & Gamble Co. (The) 1,475,600 223,951,812
Reynolds Consumer Products,
Inc. 301,863 6,994,166
Seaboard Corp. 1,408 7,155,850
*Seneca Foods Corp., Class A 12,531 1,495,324
*Seneca Foods Corp., Class B 405 47,871
*Simply Good Foods Co. (The) 69,937 1,312,717
#Spectrum Brands Holdings, Inc. 53,681 3,420,017
*Sprouts Farmers Market, Inc. 174,953 12,405,917
Sysco Corp. 495,504 41,548,010
Target Corp. 404,698 42,683,498
#Tootsie Roll Industries, Inc. 68,190 2,583,037
*TreeHouse Foods, Inc. 88,942 2,191,531
Turning Point Brands, Inc. 44,157 5,349,621
Tyson Foods, Inc., Class A 356,789 23,309,025
*United Natural Foods, Inc. 151,948 5,657,024
Universal Corp. 61,560 3,483,680
*US Foods Holding Corp. 410,261 34,306,025
*USANA Health Sciences, Inc. 19,278 418,333
Utz Brands, Inc. 51,760 545,550
Village Super Market, Inc., Class
A 23,318 831,520
*Vita Coco Co., Inc. (The) 111,460 5,946,391
#*Vital Farms, Inc. 84,346 2,399,644
Walmart, Inc. 1,457,556 173,653,222
WD-40 Co. 23,235 5,372,629
Weis Markets, Inc. 63,305 4,504,151
*Zevia PBC, Class A 16,006 29,611
TOTAL CONSUMER STAPLES 2,129,881,445
ENERGY — (4.9%)
*Amplify Energy Corp. 98,323 493,581
Antero Midstream Corp. 819,612 15,425,098
*Antero Resources Corp. 582,325 21,179,160
Shares Value
ENERGY — (Continued)
APA Corp. 612,026 $ 16,163,607
Archrock, Inc. 370,193 10,954,011
Ardmore Shipping Corp. 79,652 1,029,104
#Atlas Energy Solutions, Inc.,
Class A 23,910 279,030
Baker Hughes Co., Class A 977,628 54,786,273
*Bristow Group, Inc. 69,163 3,040,405
#Cactus, Inc., Class A 109,820 6,175,179
California Resources Corp. 151,252 8,091,982
#*Centrus Energy Corp., Class A 40,613 11,301,786
Cheniere Energy, Inc. 279,790 59,181,181
Chevron Corp. 1,288,026 227,851,799
Chord Energy Corp. 72,670 7,284,441
*Clean Energy Fuels Corp. 559,641 1,231,210
#*CNX Resources Corp. 342,632 13,294,122
#*Comstock Resources, Inc. 581,943 14,170,312
*Comstock, Inc. 10,133 29,892
#ConocoPhillips 924,087 96,317,588
#Core Laboratories, Inc. 14,659 286,437
Core Natural Resources, Inc. 67,174 6,407,056
Coterra Energy, Inc. 1,142,228 32,953,278
#Crescent Energy Co., Class A 311,918 3,047,439
*CVR Energy, Inc. 141,202 3,210,933
Delek US Holdings, Inc. 1 29
Devon Energy Corp. 1,176,775 47,318,123
DHT Holdings, Inc. 403,397 5,780,679
Diamondback Energy, Inc. 232,903 38,184,447
*DMC Global, Inc. 41,200 354,320
Dorian LPG, Ltd. 103,067 3,043,569
DT Midstream, Inc. 195,329 24,615,361
Energy Services of America Corp. 12,384 111,580
EOG Resources, Inc. 616,981 69,182,080
Epsilon Energy, Ltd. 20,306 101,327
EQT Corp. 516,161 29,797,975
Evolution Petroleum Corp. 50,017 197,067
Excelerate Energy, Inc., Class A 46,422 1,733,862
Expand Energy Corp. 368,989 41,478,053
*Expro Group Holdings NV 111,190 1,780,152
Exxon Mobil Corp. 2,536,866 358,712,852
*Forum Energy Technologies, Inc. 2,040 92,290
FutureFuel Corp. 72,380 238,130
#*Geospace Technologies Corp. 34,284 530,031
Granite Ridge Resources, Inc. 145,899 732,413
*Gulfport Energy Corp. 40,016 8,170,067
Halliburton Co. 982,701 32,940,138
*Helix Energy Solutions Group,
Inc. 321,380 2,551,757
Helmerich & Payne, Inc. 115,165 3,901,790
HF Sinclair Corp. 397,570 20,669,664
*Innovex International, Inc. 76,672 1,905,299
International Seaways, Inc. 108,244 6,456,755
Kinder Morgan, Inc. 1,551,176 47,295,356
#Kinetik Holdings, Inc., Class A 57,595 2,356,211
Kodiak Gas Services, Inc. 185,418 7,789,410
#*Kosmos Energy, Ltd. 35,283 55,747
Liberty Energy, Inc., Class A 298,252 7,351,912
Magnolia Oil & Gas Corp., Class
A 448,173 11,432,893

68
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
ENERGY — (Continued)
*Mammoth Energy Services, Inc. 7,833 $ 18,329
Marathon Petroleum Corp. 322,719 56,859,861
Matador Resources Co. 233,905 10,581,862
Mexco Energy Corp. 346 3,636
#*MIND Technology, Inc. 10,541 92,234
Murphy Oil Corp. 287,706 8,657,074
*Nabors Industries, Ltd. 17,551 1,173,109
NACCO Industries, Inc., Class A 11,458 564,077
*National Energy Services
Reunited Corp. 10,371 204,101
Natural Gas Services Group, Inc. 23,897 827,792
*NCS Multistage Holdings, Inc. 1,416 56,470
Noble Corp. PLC 173,408 6,176,793
#Nordic American Tankers, Ltd. 298,479 1,241,673
#Northern Oil & Gas, Inc. 111,160 2,779,000
NOV, Inc. 641,281 11,767,506
#Occidental Petroleum Corp. 998,556 45,324,457
*Oceaneering International, Inc. 205,717 6,192,082
*Oil States International, Inc. 155,076 1,313,494
ONEOK, Inc. 513,031 40,626,925
Ovintiv, Inc. 479,693 20,852,255
#*Par Pacific Holdings, Inc. 48,907 1,845,750
Patterson-UTI Energy, Inc. 184,132 1,386,514
PBF Energy, Inc., Class A 285,585 9,555,674
#Peabody Energy Corp. 192,708 6,794,884
Permian Resources Corp., Class
A 1,405,994 22,678,683
Phillips 66 285,135 40,933,981
*PrimeEnergy Resources Corp. 3,355 614,267
*ProPetro Holding Corp. 76,258 876,204
Range Resources Corp. 438,933 16,613,614
Ranger Energy Services, Inc.,
Class A 57,321 883,890
*REX American Resources Corp. 74,450 2,517,154
Riley Exploration Permian, Inc. 41,475 1,163,374
RPC, Inc. 482,631 3,209,496
Scorpio Tankers, Inc. 110,324 7,018,813
*SEACOR Marine Holdings, Inc. 14,945 99,833
*Seadrill, Ltd. 158,928 6,115,549
Select Water Solutions, Inc.,
Class A 263,110 3,181,000
SFL Corp., Ltd., Class B 378,399 3,352,615
SLB, Ltd. 1,604,194 77,610,906
SM Energy Co. 58,994 1,148,616
Smart Sand, Inc. 43,097 200,401
Solaris Energy Infrastructure, Inc.,
Class A 64,576 3,563,949
*Stabilis Solutions, Inc. 154 856
*Talos Energy, Inc. 348,575 4,155,014
Targa Resources Corp. 220,876 44,391,658
TechnipFMC PLC 750,085 41,794,736
Teekay Corp., Ltd. 204,650 2,093,569
Teekay Tankers, Ltd., Class A 69,863 4,507,561
*TETRA Technologies, Inc. 202,132 2,304,305
#Texas Pacific Land Corp. 75,407 26,268,783
#*Tidewater, Inc. 83,976 5,247,660
*Transocean, Ltd. 1,456,790 7,240,246
*Uranium Energy Corp. 694,063 11,965,646
VAALCO Energy, Inc. 42,890 220,455
Shares Value
ENERGY — (Continued)
#*Valaris, Ltd. 114,160 $ 6,590,457
Valero Energy Corp. 216,595 39,296,831
Viper Energy, Inc., Class A 82,880 3,509,139
#Vitesse Energy, Inc. 77,990 1,634,670
Weatherford International PLC 102,646 9,656,936
Williams Cos., Inc. (The) 789,253 53,085,157
World Kinect Corp. 141,640 3,811,532
TOTAL ENERGY 2,085,499,351
FINANCIALS — (15.0%)
1st Source Corp. 50,810 3,421,037
*Acacia Research Corp. 36,795 146,444
Acadian Asset Management, Inc. 45,030 2,495,563
ACNB Corp. 12,375 625,185
Affiliated Managers Group, Inc. 61,593 19,284,152
Affinity Bancshares, Inc. 7,054 142,279
*Affirm Holdings, Inc., Class A 301,583 18,185,455
Aflac, Inc. 474,448 52,640,006
Alerus Financial Corp. 20,408 502,445
Allstate Corp. (The) 227,982 45,366,138
Ally Financial, Inc. 392,531 16,596,211
Amalgamated Financial Corp. 61,433 2,386,058
Amerant Bancorp, Inc., Class A 68,948 1,496,172
American Coastal Insurance
Corp. 37,406 413,336
American Express Co. 332,242 117,005,665
American Financial Group, Inc. 131,269 17,100,413
American International Group,
Inc. 581,377 43,533,510
Ameriprise Financial, Inc. 128,838 67,922,105
Ameris Bancorp 132,089 10,649,015
AMERISAFE, Inc. 33,695 1,267,269
AmeriServ Financial, Inc. 3,367 11,111
Ames National Corp. 12,248 319,673
Aon PLC, Class A 195,481 68,347,977
Apollo Global Management, Inc. 212,467 28,585,310
*Arch Capital Group, Ltd. 356,446 34,233,074
#Ares Management Corp., Class
A 51,837 7,758,444
Arrow Financial Corp. 39,342 1,330,153
Arthur J. Gallagher & Co. 131,700 32,842,029
#Artisan Partners Asset
Management, Inc., Class A 145,904 6,495,646
Associated Banc-Corp. 386,079 10,524,514
Associated Capital Group, Inc.,
Class A 3,204 126,398
Assurant, Inc. 91,797 21,859,620
Assured Guaranty, Ltd. 94,098 7,984,215
Atlantic Union Bankshares Corp. 286,753 11,137,487
#*Atlanticus Holdings Corp. 31,384 1,620,356
Auburn National Bancorp, Inc. 2,938 73,039
Axis Capital Holdings, Ltd. 162,511 16,767,885
*Axos Financial, Inc. 109,367 10,826,239
#*Baldwin Insurance Group, Inc.
(The), Class A 73,033 1,600,883
Banc of California, Inc. 347,109 6,935,238
#BancFirst Corp. 63,197 6,948,510
*Bancorp, Inc. (The) 94,957 5,644,244
Bank First Corp. 13,754 1,919,233

69
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Bank of America Corp. 2,507,389 $ 133,393,095
Bank of Hawaii Corp. 93,019 6,955,961
Bank of Marin Bancorp 33,156 890,239
Bank of New York Mellon Corp.
(The) 593,488 71,171,081
Bank of NT Butterfield & Son, Ltd.
(The) 95,344 4,938,819
Bank of the James Financial
Group, Inc. 2,062 38,972
Bank OZK 231,371 11,004,005
Bank7 Corp. 2,655 117,988
BankUnited, Inc. 173,414 8,231,963
Bankwell Financial Group, Inc. 17,847 860,047
Banner Corp. 81,803 5,058,698
Bar Harbor Bankshares 36,414 1,234,799
BayCom Corp. 21,979 641,347
BCB Bancorp, Inc. 28,670 226,206
Beacon Financial Corp. 204,689 5,802,933
*Berkshire Hathaway, Inc., Class
B 645,054 309,967,799
#BGC Group, Inc., Class A 643,008 5,857,803
Blackrock, Inc. 35,818 40,078,193
Blackstone, Inc. 124,074 17,670,619
*Block, Inc., Class A 375,987 22,720,894
*Blue Foundry Bancorp 48,550 638,433
Blue Ridge Bankshares, Inc. 12,278 52,181
BOK Financial Corp. 128,989 16,760,831
*Bowhead Specialty Holdings,
Inc. 4,086 100,352
Bread Financial Holdings, Inc. 109,845 7,968,156
*Bridgewater Bancshares, Inc. 53,252 1,022,971
*Brighthouse Financial, Inc. 122,947 7,875,985
*Broadway Financial Corp. 1,626 13,301
#Brown & Brown, Inc. 208,777 15,052,822
#Burke & Herbert Financial
Services Corp. 2,161 141,502
Business First Bancshares, Inc. 70,715 1,992,042
*BV Financial, Inc. 2,851 54,511
Byline Bancorp, Inc. 97,880 3,125,308
C&F Financial Corp. 8,312 625,894
Cadence Bank 376,792 15,866,711
California Bancorp 12,112 217,895
Camden National Corp. 40,460 1,924,682
#*Cantaloupe, Inc. 45,164 485,061
Capital Bancorp, Inc. 6,996 214,917
Capital City Bank Group, Inc. 40,532 1,692,616
Capital One Financial Corp. 377,554 82,657,897
Capitol Federal Financial, Inc. 320,163 2,330,787
Carlyle Group, Inc. (The) 472,874 27,795,534
*Carter Bankshares, Inc. 28,955 619,927
Cass Information Systems, Inc. 32,442 1,458,592
Cathay General Bancorp 138,037 7,064,734
CB Financial Services, Inc. 1,846 66,142
Cboe Global Markets, Inc. 98,831 26,196,145
Central Pacific Financial Corp. 67,011 2,182,548
CF Bankshares, Inc. 4,596 133,790
Charles Schwab Corp. (The) 751,003 78,044,232
Chemung Financial Corp. 7,325 445,140
Shares Value
FINANCIALS — (Continued)
ChoiceOne Financial Services,
Inc. 500 $ 14,345
Chubb, Ltd. 132,096 40,891,638
Cincinnati Financial Corp. 181,420 29,188,664
Citigroup, Inc. 675,403 78,150,881
Citizens & Northern Corp. 38,486 875,941
Citizens Community Bancorp, Inc. 13,901 252,164
Citizens Financial Group, Inc. 569,379 35,859,489
Citizens Financial Services, Inc. 437 27,640
City Holding Co. 32,927 4,052,984
Civista Bancshares, Inc. 29,611 714,513
CME Group, Inc., Class A 81,454 23,545,093
CNB Financial Corp. 49,564 1,372,923
CNO Financial Group, Inc. 189,721 7,977,768
#*Coastal Financial Corp. 30,723 2,942,649
#Cohen & Steers, Inc. 103,280 6,636,773
*Coinbase Global, Inc., Class A 153,898 29,970,097
Colony Bankcorp, Inc. 27,245 530,188
Columbia Banking System, Inc. 600,655 17,683,283
#*Columbia Financial, Inc. 164,218 2,671,827
#Comerica, Inc. 254,964 22,607,658
Commerce Bancshares, Inc. 260,246 13,699,349
Community Financial System, Inc. 99,730 6,233,125
Community Trust Bancorp, Inc. 43,475 2,682,408
Community West Bancshares 46,205 1,107,534
ConnectOne Bancorp, Inc. 101,831 2,710,741
*Consumer Portfolio Services,
Inc. 32,536 280,786
Corebridge Financial, Inc. 1,034,563 31,895,577
*Corpay, Inc. 121,005 38,071,803
Crawford & Co., Class A 43,171 468,405
Crawford & Co., Class B 51,124 526,577
#*Credit Acceptance Corp. 19,818 9,874,120
#Cullen/Frost Bankers, Inc. 113,737 15,675,233
*Customers Bancorp, Inc. 80,078 6,327,764
CVB Financial Corp. 316,539 6,238,984
*Dave, Inc. 23,546 3,854,245
Diamond Hill Investment Group,
Inc. 3,299 565,284
DigitalBridge Group, Inc. 264,506 4,070,747
Dime Community Bancshares,
Inc. 93,292 3,173,794
Donegal Group, Inc., Class A 70,170 1,310,074
Donegal Group, Inc., Class B 1,947 32,281
*Donnelley Financial Solutions,
Inc. 60,164 3,113,487
Eagle Bancorp Montana, Inc. 11,611 252,075
Eagle Bancorp, Inc. 77,116 2,063,624
Eagle Financial Services, Inc. 360 13,792
East West Bancorp, Inc. 194,056 22,207,769
Eastern Bankshares, Inc. 495,095 10,142,021
*eHealth, Inc. 3,613 10,225
Employers Holdings, Inc. 57,079 2,489,786
Enact Holdings, Inc. 143,359 5,701,387
*Encore Capital Group, Inc. 51,460 2,840,592
*Enova International, Inc. 58,912 9,730,495
Enterprise Financial Services
Corp. 89,363 5,124,968
Equitable Holdings, Inc. 522,600 24,248,640

70
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Equity Bancshares, Inc., Class A 44,051 $ 2,031,632
#Erie Indemnity Co., Class A 43,765 12,385,933
#Esquire Financial Holdings, Inc. 15,013 1,600,836
Essent Group, Ltd. 211,324 13,296,506
*Euronet Worldwide, Inc. 83,351 6,039,613
Evercore, Inc., Class A 41,273 14,580,513
Everest Group, Ltd. 54,358 18,007,718
EVERTEC, Inc. 128,923 3,868,979
#*EZCORP, Inc., Class A 134,215 2,878,912
F&G Annuities & Life, Inc. 86,061 2,537,939
FactSet Research Systems, Inc. 43,509 11,066,949
Farmers & Merchants Bancorp,
Inc. 6,363 170,719
Farmers National Banc Corp. 35,628 462,451
*FB Bancorp, Inc. 2,915 37,778
FB Financial Corp. 114,759 6,602,085
Federal Agricultural Mortgage
Corp., Class A 695 90,121
Federal Agricultural Mortgage
Corp., Class C 21,806 3,691,756
Federated Hermes, Inc., Class B 181,021 9,644,799
Fidelis Insurance Holdings, Ltd. 245,460 4,673,558
Fidelity D&D Bancorp, Inc. 867 38,755
Fidelity National Financial, Inc. 386,051 20,997,314
Fidelity National Information
Services, Inc. 511,997 28,287,834
#Fifth Third Bancorp 618,058 31,038,873
*Finance Of America Cos, Inc.,
Class A 1,663 38,731
Financial Institutions, Inc. 40,167 1,323,101
Finward Bancorp 5,104 187,036
*Finwise Bancorp 17,276 302,503
First American Financial Corp. 190,366 12,027,324
First Bancorp 323,668 7,159,536
First Bancorp 102,032 5,910,714
First Bancorp, Inc. (The) 26,230 717,390
First Bank 34,030 567,620
First Busey Corp. 217,010 5,349,297
First Business Financial Services,
Inc. 17,430 999,088
#First Capital, Inc. 3,434 202,331
#First Citizens BancShares, Inc.,
Class A 11,390 23,572,402
First Commonwealth Financial
Corp. 258,448 4,659,817
First Community Bankshares, Inc. 41,278 1,486,834
First Community Corp. 12,298 360,577
First Financial Bancorp 235,445 6,766,689
First Financial Bankshares, Inc. 230,970 7,349,465
First Financial Corp. 24,552 1,599,808
*First Foundation, Inc. 167,295 1,050,613
#First Guaranty Bancshares, Inc. 2,269 19,128
First Hawaiian, Inc. 258,945 6,874,990
First Horizon Corp. 900,739 22,059,098
First Internet Bancorp 16,254 354,175
First Interstate BancSystem, Inc.,
Class A 229,275 8,132,384
First Merchants Corp. 139,440 5,544,134
First Mid Bancshares, Inc. 46,101 1,940,852
Shares Value
FINANCIALS — (Continued)
First National Corp. 5,593 $ 147,376
First Northwest Bancorp 21,403 223,233
First Savings Financial Group,
Inc. 7,749 263,311
First United Corp. 12,988 497,830
First US Bancshares, Inc. 2,977 43,613
*First Western Financial, Inc. 8,157 205,149
FirstCash Holdings, Inc. 85,312 14,545,696
#*Firstsun Capital Bancorp 19,061 752,528
*Fiserv, Inc. 225,567 14,375,385
Five Star Bancorp 11,741 465,178
Flagstar Bank NA 632,908 8,367,044
Flushing Financial Corp. 83,202 1,313,760
*Flywire Corp. 72,564 914,306
FNB Corp. 803,566 14,102,583
#Franklin Financial Services
Corp. 6,474 330,239
Franklin Resources, Inc. 590,653 15,723,183
FS Bancorp, Inc. 13,500 566,730
Fulton Financial Corp. 379,452 7,835,684
FVCBankcorp, Inc. 22,920 347,009
GCM Grosvenor, Inc., Class A 68,747 778,216
*Genworth Financial, Inc., Class A 919,153 7,665,736
#German American Bancorp, Inc. 72,151 3,035,393
#Glacier Bancorp, Inc. 247,471 12,541,830
Global Payments, Inc. 240,748 17,271,262
Globe Life, Inc. 156,568 21,953,965
Goldman Sachs Group, Inc. (The) 152,372 142,530,293
#*Goosehead Insurance, Inc.,
Class A 29,550 1,827,372
Great Southern Bancorp, Inc. 27,086 1,662,539
*Green Dot Corp., Class A 118,629 1,444,901
Greene County Bancorp, Inc. 1,379 32,324
*Greenlight Capital Re, Ltd.,
Class A 82,556 1,145,052
*Hagerty, Inc., Class A 5,045 63,617
*Hamilton Insurance Group, Ltd.,
Class B 54,907 1,523,669
#Hamilton Lane, Inc., Class A 68,679 9,700,222
Hancock Whitney Corp. 177,801 12,232,709
Hanmi Financial Corp. 70,023 1,860,511
Hanover Bancorp, Inc. 210 4,851
Hanover Insurance Group, Inc.
(The) 68,850 11,989,539
Hartford Insurance Group, Inc.
(The) 338,961 45,780,073
Hawthorn Bancshares, Inc. 4,727 167,383
HBT Financial, Inc. 9,194 248,054
HCI Group, Inc. 29,454 4,673,466
Hennessy Advisors, Inc. 14,900 152,576
Heritage Commerce Corp. 159,320 2,028,144
Heritage Financial Corp. 80,700 2,082,867
*Heritage Global, Inc. 47,405 64,945
*Heritage Insurance Holdings, Inc. 80,793 2,106,274
Hilltop Holdings, Inc. 114,962 4,305,327
#Hingham Institution For Savings
(The) 2,325 693,896
*Hippo Holdings, Inc. 57,871 1,724,556
Home Bancorp, Inc. 15,709 937,670

71
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Home BancShares, Inc. 378,501 $ 10,938,679
Home Federal Bancorp, Inc. of
Louisiana 603 10,993
HomeTrust Bancshares, Inc. 24,390 1,051,697
Hope Bancorp, Inc. 304,930 3,653,061
Horace Mann Educators Corp. 99,964 4,479,387
Horizon Bancorp, Inc. 121,874 2,147,420
Houlihan Lokey, Inc., Class A 70,756 11,909,650
Huntington Bancshares, Inc. 2,011,496 35,160,950
IF Bancorp, Inc. 1,643 44,558
Independent Bank Corp. 94,208 7,610,122
Independent Bank Corp. 43,596 1,532,399
Interactive Brokers Group, Inc.,
Class A 47,464 3,554,104
Intercontinental Exchange, Inc. 271,416 47,166,672
International Bancshares Corp. 118,305 8,238,760
*International Money Express,
Inc. 72,000 1,113,120
Invesco, Ltd. 879,659 24,005,894
Investar Holding Corp. 17,431 495,912
Investors Title Co. 4,640 1,203,709
Isabella Bank Corp. 306 14,743
Jack Henry & Associates, Inc. 126,686 22,703,398
Jackson Financial, Inc., Class A 148,331 17,639,523
James River Group Holdings, Inc. 75,600 507,276
Janus Henderson Group PLC 321,995 15,497,619
Jefferies Financial Group, Inc. 265,820 16,262,868
JPMorgan Chase & Co. 1,385,087 423,684,262
Kearny Financial Corp. 177,754 1,384,704
Kemper Corp. 121,830 4,801,320
*Kentucky First Federal Bancorp 3,510 15,830
*Kestrel Group, Ltd. 3,800 45,106
KeyCorp 1,433,886 30,857,227
Kingstone Cos., Inc. 19,489 301,105
#Kinsale Capital Group, Inc. 36,874 14,597,679
KKR & Co., Inc. 139,158 15,900,193
Lake Shore Bancorp, Inc. 4,441 67,992
Lakeland Financial Corp. 56,579 3,372,108
Landmark Bancorp, Inc. 4,082 110,173
Lazard, Inc., Class A 212,807 11,431,992
LCNB Corp. 22,599 386,669
*LendingClub Corp. 282,553 4,777,971
*LendingTree, Inc. 27,610 1,564,383
#Lincoln National Corp. 339,838 14,140,659
LINKBANCORP, Inc. 3,451 30,196
Live Oak Bancshares, Inc. 106,657 4,262,014
*loanDepot, Inc., Class A 73,346 159,894
Loews Corp. 273,113 28,832,539
LPL Financial Holdings, Inc. 73,304 26,719,308
M&T Bank Corp. 110,966 24,586,737
Magyar Bancorp, Inc. 6,521 114,900
MainStreet Bancshares, Inc. 1,782 38,153
*Markel Group, Inc. 13,279 27,097,659
MarketAxess Holdings, Inc. 49,809 8,429,177
MarketWise, Inc. 102 1,688
*Marqeta, Inc., Class A 948,225 3,916,169
Marsh & McLennan Cos., Inc. 284,411 53,523,306
Mastercard, Inc., Class A 410,737 221,300,988
Shares Value
FINANCIALS — (Continued)
#Mechanics Bancorp 40,545 $ 607,770
Mercantile Bank Corp. 39,441 2,050,143
Merchants Bancorp 92,063 3,816,932
Mercury General Corp. 113,385 9,931,392
Meridian Corp. 17,998 340,702
MetLife, Inc. 774,541 61,095,794
Metrocity Bankshares, Inc. 13,254 373,365
Metropolitan Bank Holding Corp. 25,408 2,352,781
MGIC Investment Corp. 498,021 13,406,725
Mid Penn Bancorp, Inc. 20,318 670,291
Middlefield Banc Corp. 4,154 139,325
Midland States Bancorp, Inc. 51,391 1,174,284
MidWestOne Financial Group,
Inc. 45,626 2,113,396
Moelis & Co., Class A 133,753 9,586,078
Moody's Corp. 78,353 40,395,673
Morgan Stanley 602,447 110,127,312
Morningstar, Inc. 37,136 7,504,814
MSCI, Inc., Class A 35,957 21,905,724
MVB Financial Corp. 23,321 658,585
Nasdaq, Inc. 382,138 37,025,351
National Bank Holdings Corp.,
Class A 85,962 3,453,953
National Bankshares, Inc. 6,617 240,925
#Navient Corp. 242,095 2,374,952
#NB Bancorp, Inc. 8,644 187,748
NBT Bancorp, Inc. 124,253 5,520,561
*NCR Atleos Corp. 137,550 5,130,615
Nelnet, Inc., Class A 47,809 6,306,007
*NerdWallet, Inc., Class A 103,532 1,248,596
*NI Holdings, Inc. 25,910 352,894
#Nicolet Bankshares, Inc. 36,481 5,325,496
*NMI Holdings, Inc., Class A 149,559 5,790,924
Northeast Bank 17,130 1,973,890
Northeast Community Bancorp,
Inc. 11,614 274,090
Northern Trust Corp. 279,464 41,760,306
Northfield Bancorp, Inc. 124,862 1,538,300
Northrim Bancorp, Inc. 52,552 1,238,125
Northwest Bancshares, Inc. 327,760 4,221,549
Norwood Financial Corp. 6,661 202,694
Oak Valley Bancorp 9,383 299,787
OceanFirst Financial Corp. 138,904 2,604,450
*Octave Specialty Group, Inc. 102,000 578,340
OFG Bancorp 109,100 4,396,730
Ohio Valley Banc Corp. 6,974 286,980
Old National Bancorp 698,666 17,068,410
Old Republic International Corp. 459,842 18,012,011
Old Second Bancorp, Inc. 108,353 2,149,724
OneMain Holdings, Inc., Class A 247,533 16,223,313
*Onity Group, Inc. 15,145 684,857
OP Bancorp 24,152 337,645
*Open Lending Corp. 9,367 16,767
*Oportun Financial Corp. 78,034 422,944
Oppenheimer Holdings, Inc.,
Class A 17,257 1,450,106
OppFi, Inc. 4,501 42,850
*OptimumBank Holdings, Inc. 1,400 6,594

72
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Orange County Bancorp, Inc. 4,262 $ 131,355
Origin Bancorp, Inc. 77,400 3,315,042
Orrstown Financial Services, Inc. 26,466 953,305
*Oscar Health, Inc., Class A 416,676 5,979,301
*Palomar Holdings, Inc. 48,110 5,945,915
Park National Corp. 29,773 4,851,213
Parke Bancorp, Inc. 24,495 668,958
Pathfinder Bancorp, Inc. 1,566 21,423
Pathward Financial, Inc. 52,671 4,755,665
*Paymentus Holdings, Inc., Class
A 31,445 840,525
*Payoneer Global, Inc. 698,675 4,464,533
PayPal Holdings, Inc. 945,625 49,824,981
#*Paysafe, Ltd. 98,304 674,365
*Paysign, Inc. 3,475 14,491
PCB Bancorp 14,583 327,243
Peapack-Gladstone Financial
Corp. 45,069 1,429,589
PennyMac Financial Services,
Inc. 108,380 10,829,330
Peoples Bancorp of North
Carolina, Inc. 8,606 315,238
Peoples Bancorp, Inc. 88,336 2,872,687
Peoples Financial Services Corp. 17,859 930,454
Perella Weinberg Partners, Class
A 31,479 702,296
Pinnacle Financial Partners, Inc. 315,323 29,984,064
*Pioneer Bancorp, Inc. 33,996 481,043
Piper Sandler Cos. 30,558 10,583,763
PJT Partners, Inc., Class A 16,224 2,807,239
Plumas Bancorp 6,332 317,297
PNC Financial Services Group,
Inc. (The) 158,324 35,353,749
*Ponce Financial Group, Inc. 44,664 749,462
Popular, Inc. 131,333 17,536,895
*PRA Group, Inc. 96,548 1,234,849
Preferred Bank/Los Angeles CA 29,978 2,571,213
#Primerica, Inc. 63,569 16,721,190
Primis Financial Corp. 31,888 429,850
Princeton Bancorp, Inc. 5,605 203,069
Principal Financial Group, Inc. 321,047 30,409,572
#*Priority Technology Holdings,
Inc. 245 1,448
#*ProAssurance Corp. 124,220 3,008,608
PROG Holdings, Inc. 94,511 3,065,937
Progressive Corp. (The) 319,914 66,542,112
Prosperity Bancshares, Inc. 192,926 13,313,823
Provident Financial Holdings, Inc. 6,668 107,755
Provident Financial Services, Inc. 309,431 6,850,802
Prudential Financial, Inc. 300,379 33,375,111
QCR Holdings, Inc. 36,927 3,333,031
Radian Group, Inc. 213,254 7,016,057
#Raymond James Financial, Inc. 191,050 31,687,553
RBB Bancorp 39,983 829,247
Red River Bancshares, Inc. 3,492 290,046
Regional Management Corp. 20,085 744,149
Regions Financial Corp. 1,143,159 32,580,032
Reinsurance Group of America,
Inc. 82,390 16,704,572
Shares Value
FINANCIALS — (Continued)
*Remitly Global, Inc. 171,356 $ 2,265,326
RenaissanceRe Holdings, Ltd. 78,313 22,060,772
#Renasant Corp. 219,144 8,263,920
Republic Bancorp, Inc., Class A 33,307 2,418,421
*Rhinebeck Bancorp, Inc. 5,549 64,590
Richmond Mutual Bancorp, Inc. 5,489 77,011
Riverview Bancorp, Inc. 36,579 189,113
RLI Corp. 147,326 8,608,258
*Robinhood Markets, Inc., Class
A 590,254 58,718,468
Rocket Cos., Inc., Class A 301,637 5,408,351
*Root, Inc., Class A 22,004 1,367,109
S&P Global, Inc. 106,411 56,162,662
S&T Bancorp, Inc. 88,840 3,788,138
Safety Insurance Group, Inc. 36,144 2,844,533
SB Financial Group, Inc. 9,052 206,657
Seacoast Banking Corp. of
Florida 126,113 4,217,219
*Security National Financial
Corp., Class A 29,292 258,355
SEI Investments Co. 179,991 15,812,209
Selective Insurance Group, Inc. 115,360 9,699,469
*Selectquote, Inc. 97,212 138,041
#ServisFirst Bancshares, Inc. 94,080 7,700,448
#*Sezzle, Inc. 29,720 1,879,493
#*Shift4 Payments, Inc., Class A 16,217 957,452
Shore Bancshares, Inc. 78,057 1,480,741
*Siebert Financial Corp. 1,947 5,783
Sierra Bancorp 34,990 1,238,996
Silvercrest Asset Management
Group, Inc., Class A 11,402 168,065
Simmons First National Corp.,
Class A 326,165 6,630,934
*SiriusPoint, Ltd. 272,496 5,561,643
*Skyward Specialty Insurance
Group, Inc. 96,104 4,288,160
#SLM Corp. 457,970 12,433,885
SmartFinancial, Inc. 18,852 752,572
#*SoFi Technologies, Inc. 1,389,709 31,699,262
Sound Financial Bancorp, Inc. 3,445 151,235
South Plains Financial, Inc. 14,377 598,946
*Southern First Bancshares, Inc. 16,790 922,443
Southern Missouri Bancorp, Inc. 22,534 1,409,952
Southside Bancshares, Inc. 69,975 2,252,495
SOUTHSTATE BANK Corp. 204,610 20,937,741
#SR Bancorp, Inc. 1,936 32,215
State Street Corp. 200,382 26,221,989
Stellar Bancorp, Inc. 122,835 4,562,092
*Sterling Bancorp, Inc. 71,357 –
Stewart Information Services
Corp. 63,653 4,292,122
Stifel Financial Corp. 131,414 16,203,346
Stock Yards Bancorp, Inc. 63,308 4,285,319
#*StoneX Group, Inc. 96,543 10,837,917
*Summit State Bank 8,120 111,082
SWK Holdings Corp. 5,910 103,425
Synchrony Financial 352,793 25,623,356
#T. Rowe Price Group, Inc. 267,021 28,218,779
*Texas Capital Bancshares, Inc. 100,736 10,191,461

73
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
#TFS Financial Corp. 225,912 $ 3,179,711
*Third Coast Bancshares, Inc. 31,877 1,292,931
Timberland Bancorp, Inc. 16,697 650,181
Tiptree, Inc. 85,239 1,524,073
*Toast, Inc., Class A 158,959 4,945,214
Tompkins Financial Corp. 32,802 2,628,096
Towne Bank 165,247 5,783,645
TPG, Inc., Class A 43,596 2,568,240
Tradeweb Markets, Inc., Class A 78,776 8,119,442
Travelers Cos., Inc. (The) 301,352 85,737,658
TriCo Bancshares 75,652 3,768,983
*Triumph Financial, Inc. 55,251 3,485,786
Truist Financial Corp. 838,616 43,121,635
#*Trupanion, Inc. 71,973 2,302,416
TrustCo Bank Corp. 45,754 1,985,724
Trustmark Corp. 147,332 6,264,557
UMB Financial Corp. 146,934 18,681,189
Union Bankshares, Inc. 1,060 26,383
United Bancorp, Inc. 3,975 55,252
#United Bankshares, Inc. 295,658 12,515,203
United Community Banks, Inc. 253,130 8,715,266
United Fire Group, Inc. 60,778 2,184,361
United Security Bancshares 40,825 438,460
Unity Bancorp, Inc. 23,648 1,276,046
Universal Insurance Holdings, Inc. 67,111 2,043,530
Univest Financial Corp. 70,523 2,337,132
Unum Group 244,711 18,590,695
#*Upstart Holdings, Inc. 16,131 633,142
US Bancorp 925,367 51,922,342
US Global Investors, Inc., Class A 4,102 13,619
USCB Financial Holdings, Inc. 15,022 283,165
Valley National Bancorp 1,205,770 15,023,894
#Value Line, Inc. 492 18,440
*Velocity Financial, Inc. 31,853 646,297
#Victory Capital Holdings, Inc.,
Class A 137,241 9,679,608
Virginia National Bankshares
Corp. 3,290 134,627
Virtu Financial, Inc., Class A 177,177 7,354,617
Virtus Investment Partners, Inc. 15,264 2,491,848
Visa, Inc., Class A 857,405 275,938,651
Voya Financial, Inc. 192,178 14,732,365
#W. R. Berkley Corp. 321,112 22,021,861
WaFd, Inc. 188,403 6,145,706
Walker & Dunlop, Inc. 63,716 4,007,099
Washington Trust Bancorp, Inc. 46,265 1,590,128
Waterstone Financial, Inc. 60,100 1,099,229
Webster Financial Corp. 318,457 20,944,917
Wells Fargo & Co. 1,695,438 153,420,185
WesBanco, Inc. 223,866 7,900,231
West Bancorp, Inc. 46,857 1,111,917
Westamerica Bancorp 66,043 3,340,455
Western Alliance Bancorp 208,406 18,579,395
Western New England Bancorp,
Inc. 94,860 1,273,970
#Western Union Co. (The) 299,879 2,809,866
Westwood Holdings Group, Inc. 18,611 340,767
*WEX, Inc. 71,691 11,033,245
Shares Value
FINANCIALS — (Continued)
White Mountains Insurance
Group, Ltd. 5,391 $ 11,024,218
Willis Towers Watson PLC 133,365 42,339,387
Wintrust Financial Corp. 130,967 19,316,323
#WisdomTree, Inc. 294,438 4,769,896
*World Acceptance Corp. 11,475 1,391,344
WSFS Financial Corp. 117,770 7,623,252
WVS Financial Corp. 90 1,214
Zions Bancorp NA 302,739 18,137,093
TOTAL FINANCIALS 6,442,007,050
HEALTH CARE — (9.2%)
#*10X Genomics, Inc., Class A 80,895 1,634,079
*4D Molecular Therapeutics, Inc. 1,615 14,309
Abbott Laboratories 746,587 81,601,959
AbbVie, Inc. 848,463 189,215,734
#*Absci Corp. 104,351 312,010
*AC Immune SA 7,863 25,083
*ACADIA Pharmaceuticals, Inc. 270,906 6,807,868
*Accendra Health, Inc. 6,889 15,225
Acme United Corp. 1,722 71,962
*Acumen Pharmaceuticals, Inc. 9,637 25,056
*AdaptHealth Corp., Class A 271,221 2,725,771
*Adaptive Biotechnologies Corp. 194,091 3,590,684
*Addus HomeCare Corp. 47,272 4,891,707
*ADMA Biologics, Inc. 463,296 8,015,021
Agilent Technologies, Inc. 185,129 24,779,517
*agilon health, Inc. 51,031 42,468
*Agios Pharmaceuticals, Inc. 97,506 2,675,565
#*Akebia Therapeutics, Inc. 108,459 152,927
*Align Technology, Inc. 46,858 7,639,260
*Alkermes PLC 307,858 10,433,308
#*Allogene Therapeutics, Inc. 241,276 443,948
*Alnylam Pharmaceuticals, Inc. 67,006 22,652,048
*Alpha Teknova, Inc. 141 341
*American Shared Hospital
Services 10 21
Amgen, Inc. 323,596 110,631,000
*AMN Healthcare Services, Inc. 18,774 399,886
*Amneal Pharmaceuticals, Inc. 453,710 6,206,753
*Amphastar Pharmaceuticals, Inc. 95,742 2,536,206
#*Amylyx Pharmaceuticals, Inc. 37,715 538,947
*Anavex Life Sciences Corp. 4,671 21,954
*AngioDynamics, Inc. 110,473 1,144,500
#*ANI Pharmaceuticals, Inc. 47,119 3,856,690
*Anika Therapeutics, Inc. 8,372 77,274
*Annexon, Inc. 160,927 1,004,184
*Apellis Pharmaceuticals, Inc. 16,343 369,025
*Apyx Medical Corp. 713 2,866
#*Arcellx, Inc. 8,339 569,637
#*Arcturus Therapeutics Holdings,
Inc. 35,642 266,246
*Arcus Biosciences, Inc. 11,166 234,933
#*ARS Pharmaceuticals, Inc. 6,032 60,260
*Artivion, Inc. 101,881 4,153,688
*Astrana Health, Inc. 98,341 2,236,274
*Atara Biotherapeutics, Inc. 880 4,576
#*Atea Pharmaceuticals, Inc. 58,155 246,577
*AtriCure, Inc. 105,453 3,894,379

74
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*aTyr Pharma, Inc. 3,126 $ 2,760
*Aura Biosciences, Inc. 2,107 11,799
*Avanos Medical, Inc. 62,442 831,727
*Axogen, Inc. 26,863 936,176
*Azenta, Inc. 36,616 1,423,630
Baxter International, Inc. 8,192 164,413
#*Beam Therapeutics, Inc. 236,414 6,529,755
Becton Dickinson & Co. 255,345 51,957,601
#*BioCryst Pharmaceuticals, Inc. 34,874 229,473
*Biogen, Inc. 81,351 14,634,231
*BioLife Solutions, Inc. 102,973 2,244,811
*BioMarin Pharmaceutical, Inc. 259,353 14,663,819
*BioNTech SE, ADR – 17
#*Bio-Rad Laboratories, Inc.,
Class A 43,261 12,705,756
Bio-Techne Corp. 203,574 13,047,058
#*Bioventus, Inc., Class A 42,983 340,855
*Black Diamond Therapeutics,
Inc. 68,533 170,647
*BNB Plus Corp. 300 387
*Boston Scientific Corp. 510,475 47,744,727
*Bridgebio Pharma, Inc. 63,375 4,896,986
#*BrightSpring Health Services,
Inc. 268,454 10,542,189
Bristol-Myers Squibb Co. 1,309,045 72,062,927
*Brookdale Senior Living, Inc. 468,691 7,030,365
#Bruker Corp. 148,931 6,596,154
#*Butterfly Network, Inc., Class A 117,359 464,742
#*Cardiff Oncology, Inc. 7,385 12,924
Cardinal Health, Inc. 129,705 27,871,010
*CareCloud, Inc. 6,835 18,523
*CareDx, Inc. 124,868 2,566,037
#*Caribou Biosciences, Inc. 95,887 135,201
*Castle Biosciences, Inc. 76,633 3,018,574
*Catalyst Pharmaceuticals, Inc. 251,728 6,116,990
#*Celldex Therapeutics, Inc. 41,820 1,028,772
Cencora, Inc. 155,050 55,697,061
*Centene Corp. 170,827 7,400,226
#*Certara, Inc. 375,291 3,298,808
#*CG oncology, Inc. 58,665 3,053,513
*Charles River Laboratories
International, Inc. 74,284 15,635,296
Chemed Corp. 26,493 11,316,220
Cigna Group (The) 173,905 47,669,100
#*Clover Health Investments
Corp., Class A 374,347 838,537
*Codexis, Inc. 19,277 23,903
#*Collegium Pharmaceutical, Inc. 80,376 3,690,866
*Community Health Systems, Inc. 202,789 650,953
*Compass Therapeutics, Inc. 7,766 49,702
Concentra Group Holdings
Parent, Inc. 181,168 4,018,306
CONMED Corp. 50,119 1,924,068
*Cooper Cos., Inc. (The) 237,268 19,308,870
*Corbus Pharmaceuticals
Holdings, Inc. 5,937 49,099
#*Corcept Therapeutics, Inc. 99,381 3,962,320
*CorVel Corp. 70,987 4,942,825
*Coya Therapeutics, Inc. 1,977 9,193
Shares Value
HEALTH CARE — (Continued)
#*Crinetics Pharmaceuticals, Inc. 27,003 $ 1,348,530
*Cross Country Healthcare, Inc. 37,432 348,866
*CryoPort, Inc. 132,766 1,262,605
*Cullinan Therapeutics, Inc. 152,870 1,828,325
*Cumberland Pharmaceuticals,
Inc. 3,702 13,883
#*CVRx, Inc. 5,367 36,764
CVS Health Corp. 515,175 38,390,841
*Cytek Biosciences, Inc. 269,430 1,347,150
#*CytomX Therapeutics, Inc. 67,013 381,304
Danaher Corp. 173,946 38,075,040
#*DaVita, Inc. 123,292 13,480,747
*Day One Biopharmaceuticals,
Inc. 3,576 39,908
*Definitive Healthcare Corp.,
Class A 204,300 473,976
*Denali Therapeutics, Inc. 169,165 3,677,647
DENTSPLY SIRONA, Inc. 39,266 489,647
*Dexcom, Inc. 285,387 20,844,666
*Dianthus Therapeutics, Inc. 14,418 769,777
*Disc Medicine, Inc., Class A 38,197 2,953,392
#*DocGo, Inc. 15,693 12,030
*Doximity, Inc., Class A 121,742 4,561,673
*Dynavax Technologies Corp. 299,640 4,639,925
#*Dyne Therapeutics, Inc. 24,800 443,672
*Edgewise Therapeutics, Inc. 174,215 4,904,152
*Edwards Lifesciences Corp. 330,592 26,896,965
*Ekso Bionics Holdings, Inc. 106 922
#*Elanco Animal Health, Inc. 892,788 21,498,335
*Electromed, Inc. 6,646 198,516
*Eledon Pharmaceuticals, Inc. 17,419 38,322
Elevance Health, Inc. 126,398 43,700,845
Eli Lilly & Co. 401,009 415,906,484
Embecta Corp. 70,189 744,705
*Emergent BioSolutions, Inc. 133,908 1,518,517
*Enanta Pharmaceuticals, Inc. 1,234 15,919
Encompass Health Corp. 183,846 17,378,962
*Enhabit, Inc. 139,652 1,484,501
*Enliven Therapeutics, Inc. 8,864 234,453
#*Enovis Corp. 100,892 2,223,660
#Ensign Group, Inc. (The) 98,032 16,828,173
*Envista Holdings Corp. 411,064 9,647,672
#*Erasca, Inc. 402,637 4,231,715
*Exact Sciences Corp. 270,742 27,707,736
*Exagen, Inc. 3,498 12,873
*Exelixis, Inc. 501,642 20,747,913
#*EyePoint, Inc. 19,324 261,260
*FONAR Corp. 10,241 190,892
*Forian, Inc. 10,306 21,643
*Fortrea Holdings, Inc. 41,557 698,573
*Fulcrum Therapeutics, Inc. 15,348 164,684
#*Fulgent Genetics, Inc. 79,973 2,095,293
GE HealthCare Technologies, Inc. 410,163 32,390,572
#*GeneDx Holdings Corp., Class
A 4,126 397,169
#*Genelux Corp. 3,647 9,701
Gilead Sciences, Inc. 806,808 114,526,396
#*Ginkgo Bioworks Holdings, Inc. 1,232 11,051

75
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Glaukos Corp. 9,521 $ 1,136,617
*Globus Medical, Inc., Class A 187,923 17,040,858
*GoodRx Holdings, Inc., Class A 129,204 293,293
#*GRAIL, Inc. 28,085 2,747,275
*Guardant Health, Inc. 31,708 3,615,980
*Haemonetics Corp. 69,293 4,619,071
*Halozyme Therapeutics, Inc. 193,103 13,847,416
*Harmony Biosciences Holdings,
Inc. 141,242 5,158,158
#*Harrow, Inc. 31,653 1,295,874
HCA Healthcare, Inc. 29,183 14,249,183
*HealthEquity, Inc. 140,687 12,052,655
HealthStream, Inc. 72,859 1,624,027
*Henry Schein, Inc. 251,747 19,001,864
#*Hims & Hers Health, Inc. 115,800 3,137,022
*Hologic, Inc. 272,287 20,402,465
Humana, Inc. 96,193 18,776,874
*ICON PLC 27,228 4,907,847
*ICU Medical, Inc. 54,147 8,116,635
*Ideaya Biosciences, Inc. 52,647 1,694,707
*IDEXX Laboratories, Inc. 57,339 38,443,506
*Illumina, Inc. 98,294 14,233,954
*ImmuCell Corp. 108 650
#*Immuneering Corp., Class A 3,598 16,659
*Immunome, Inc. 1,576 38,801
*Incyte Corp. 291,867 29,207,131
*Indivior Pharmaceuticals, Inc. 183,356 6,487,135
*InfuSystem Holdings, Inc. 6,529 53,930
*Innovage Holding Corp. 120 666
*Innoviva, Inc. 193,093 3,861,860
*Inogen, Inc. 25,888 152,739
*Insmed, Inc. 44,250 6,941,498
*Inspire Medical Systems, Inc. 1,374 104,122
#*Instil Bio, Inc. 1,385 9,778
*Insulet Corp. 59,450 15,207,905
*Integer Holdings Corp. 75,686 6,574,086
*Integra LifeSciences Holdings
Corp. 46,015 512,607
#*Intellia Therapeutics, Inc. 297,258 3,908,943
*Intuitive Surgical, Inc. 37,022 18,667,233
*Ionis Pharmaceuticals, Inc. 13,511 1,116,954
*IQVIA Holdings, Inc. 198,547 45,695,592
iRadimed Corp. 6,320 618,602
*Jazz Pharmaceuticals PLC 138,993 22,862,959
Johnson & Johnson 1,596,661 362,841,212
#*Joint Corp. (The) 6,965 68,118
*Keros Therapeutics, Inc. 5,887 105,436
*Kewaunee Scientific Corp. 3,740 147,880
*Kezar Life Sciences, Inc. 1,686 10,234
*Kiniksa Pharmaceuticals
International PLC, Class A 69,249 3,041,416
*Krystal Biotech, Inc. 53,214 14,859,477
*Kura Oncology, Inc. 98,502 799,836
#*Kymera Therapeutics, Inc. 76,027 5,526,403
#*Kyverna Therapeutics, Inc. 4,410 35,324
Labcorp Holdings, Inc. 118,059 32,055,380
*Lantern Pharma, Inc. 1,042 3,282
#*Lantheus Holdings, Inc. 61,172 4,093,630
Shares Value
HEALTH CARE — (Continued)
LeMaitre Vascular, Inc. 47,957 $ 4,074,906
#*LENZ Therapeutics, Inc. 9,337 147,711
#*Lexeo Therapeutics, Inc. 102,999 763,223
*LifeStance Health Group, Inc. 691,165 4,886,537
*Ligand Pharmaceuticals, Inc. 42,054 8,078,573
*LivaNova PLC 106,689 7,010,534
*Lyell Immunopharma, Inc. 409 9,816
*MacroGenics, Inc. 1,871 3,424
*Madrigal Pharmaceuticals, Inc. 1,192 583,258
*MannKind Corp. 203,039 1,173,565
#*Masimo Corp. 50,323 6,910,858
McKesson Corp. 21,119 17,554,324
*Medpace Holdings, Inc. 37,993 22,130,163
Medtronic PLC 461,236 47,488,859
Merck & Co., Inc. 1,465,440 161,594,069
*Merit Medical Systems, Inc. 94,504 7,663,329
Mesa Laboratories, Inc. 7,156 563,607
*Mettler-Toledo International, Inc. 10,147 13,934,266
*MiMedx Group, Inc. 281,778 1,439,886
*Mineralys Therapeutics, Inc. 3,257 100,609
*Molina Healthcare, Inc. 28,395 5,099,458
#*Monte Rosa Therapeutics, Inc. 19,397 398,026
*Natera, Inc. 43,182 9,981,087
National HealthCare Corp. 33,784 4,834,828
National Research Corp. 14,604 297,045
*Nautilus Biotechnology, Inc.,
Class A 71,084 138,614
*Neogen Corp. 35,854 366,428
*NeoGenomics, Inc. 94,622 1,141,141
*Neurocrine Biosciences, Inc. 134,867 18,350,004
*Neurogene, Inc. 2,066 36,486
*Nexgel, Inc. 857 1,217
*Niagen Bioscience, Inc. 11,016 65,986
*Novocure, Ltd. 39,422 488,833
#*Nurix Therapeutics, Inc. 81,702 1,349,717
#*Nutex Health, Inc. 3,195 475,384
#*Nuvation Bio, Inc. 408,600 2,141,064
*Olema Pharmaceuticals, Inc. 44,137 1,135,204
#*OmniAb, Inc. 74,974 136,453
*OmniAb, Inc.- Vesting 12.5 7,938 –
*OmniAb, Inc.- Vesting 15 7,938 –
*Omnicell, Inc. 43,366 2,103,251
#*OPKO Health, Inc. 341,321 430,064
*OptimizeRx Corp. 4,166 44,826
*Option Care Health, Inc. 313,359 10,654,206
#Oramed Pharmaceuticals, Inc. 36,536 123,126
*OraSure Technologies, Inc. 50,618 141,224
*Organogenesis Holdings, Inc.,
Class A 322,291 1,289,164
Organon & Co. 50,643 432,491
#*ORIC Pharmaceuticals, Inc. 48,035 492,839
*Orthofix Medical, Inc. 111,635 1,476,931
*OrthoPediatrics Corp. 60,932 1,063,873
#*Outset Medical, Inc. 24,331 121,898
*P3 Health Partners, Inc. 1,632 3,133
*Pacira BioSciences, Inc. 118,628 2,436,619
*PACS Group, Inc. 14,557 491,444
*Palvella Therapeutics, Inc. 218 16,718

76
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Passage Bio, Inc. 792 $ 9,108
#*<PDL BioPharma, Inc. 147,592 61,989
*Pediatrix Medical Group, Inc. 218,554 4,672,685
*Pennant Group, Inc. (The) 68,873 1,902,272
*Penumbra, Inc. 27,709 9,924,533
#Perrigo Co. PLC 315,315 4,480,626
#*Personalis, Inc. 122,793 1,150,570
Pfizer, Inc. 2,693,155 71,207,018
Phibro Animal Health Corp.,
Class A 54,849 2,202,187
*Phreesia, Inc. 77,396 1,039,428
*Praxis Precision Medicines, Inc. 4,257 1,336,698
*Precision BioSciences, Inc. 3,162 12,522
*Prestige Consumer Healthcare,
Inc. 117,714 7,589,022
#*Prime Medicine, Inc. 10,029 38,210
*Privia Health Group, Inc. 248,747 5,775,905
#*Pro-Dex, Inc. 2,725 106,902
*Progyny, Inc. 185,819 4,435,500
*Protagonist Therapeutics, Inc. 50,581 4,137,526
#*Prothena Corp. PLC 18 159
*PTC Therapeutics, Inc. 83,040 6,272,011
*Pulmatrix, Inc. 2,556 6,569
*Puma Biotechnology, Inc. 12,376 80,196
Quest Diagnostics, Inc. 161,083 30,127,353
*QuidelOrtho Corp. 42,168 1,145,705
*Quipt Home Medical Corp. 5,140 18,350
*RadNet, Inc. 121,058 8,486,166
*Rafael Holdings, Inc., Class B 16,227 18,823
*Rapid Micro Biosystems, Inc.,
Class A 5,089 22,544
Regeneron Pharmaceuticals, Inc. 33,692 24,980,933
*REGENXBIO, Inc. 108,075 1,206,117
*Relay Therapeutics, Inc. 225,669 1,728,625
*Repligen Corp. 80,703 12,054,607
*Replimune Group, Inc. 55,596 390,840
#ResMed, Inc. 107,601 27,794,414
*Revolution Medicines, Inc. 240,648 23,330,824
#Revvity, Inc. 169,075 18,395,360
*Rezolute, Inc. 14,928 49,860
#*Rigel Pharmaceuticals, Inc. 17,251 601,370
#*Roivant Sciences, Ltd. 1,171,292 25,323,333
#*Schrodinger, Inc. 109,320 1,527,200
Select Medical Holdings Corp. 243,468 3,664,193
#*Senseonics Holdings, Inc. 9,459 69,334
#*Sensus Healthcare, Inc. 21,580 110,705
*SI-BONE, Inc. 10,859 180,042
SIGA Technologies, Inc. 163,487 1,095,363
*Simulations Plus, Inc. 22,080 372,931
*Solid Biosciences, Inc. 3,105 20,058
*Solventum Corp. 44,538 3,428,090
*Sotera Health Co. 536,002 9,712,356
#*Spero Therapeutics, Inc. 4,874 10,674
#*STAAR Surgical Co. 6,273 118,873
STERIS PLC 106,822 28,051,457
#*Stoke Therapeutics, Inc. 127,867 3,879,485
#*Strata Critical Medical, Inc. 216,568 1,056,852
Stryker Corp. 102,161 37,754,619
Shares Value
HEALTH CARE — (Continued)
*Supernus Pharmaceuticals, Inc. 148,404 $ 7,147,137
#*Surgery Partners, Inc. 188,443 2,800,263
*Tactile Systems Technology, Inc. 41,145 1,187,445
*Talkspace, Inc. 369,915 1,494,457
#*Taysha Gene Therapies, Inc. 10,179 45,907
#*Teladoc Health, Inc. 454,835 2,478,851
Teleflex, Inc. 20,123 2,100,238
*Tempest Therapeutics, Inc. 107 291
#*Tempus AI, Inc., Class A 2,752 164,625
*Tenet Healthcare Corp. 156,866 29,691,596
*Terns Pharmaceuticals, Inc. 63,284 2,189,626
#*TG Therapeutics, Inc. 31,652 931,518
#*Theravance Biopharma, Inc. 120,132 2,275,300
Thermo Fisher Scientific, Inc. 115,722 66,957,906
#*TransMedics Group, Inc. 19,083 2,556,645
*Treace Medical Concepts, Inc. 3,969 9,208
*Trevi Therapeutics, Inc. 7,374 77,206
*TruBridge, Inc. 14,864 287,618
*Twist Bioscience Corp. 109,551 4,499,260
#*UFP Technologies, Inc. 14,962 3,757,557
*United Therapeutics Corp. 59,665 28,012,121
UnitedHealth Group, Inc. 313,471 89,944,234
Universal Health Services, Inc.,
Class B 84,389 16,984,130
US Physical Therapy, Inc. 32,745 2,746,323
Utah Medical Products, Inc. 4,658 284,417
*Vanda Pharmaceuticals, Inc. 160,380 1,209,265
*Varex Imaging Corp. 111,303 1,551,564
*Veeva Systems, Inc., Class A 73,371 14,961,814
*Ventyx Biosciences, Inc. 52,748 735,835
*Veracyte, Inc. 198,820 7,571,066
*Vericel Corp. 63,155 2,272,317
*Vertex Pharmaceuticals, Inc. 59,954 28,172,385
Viatris, Inc. 1,496,563 19,590,010
*Vicarious Surgical, Inc., Class A 6,254 13,759
*Vir Biotechnology, Inc. 168,863 1,256,341
*Viridian Therapeutics, Inc. 87,591 2,890,503
*Waters Corp. 83,213 30,848,723
*Waystar Holding Corp. 35,510 943,146
West Pharmaceutical Services,
Inc. 70,153 16,213,761
*Xencor, Inc. 80,115 968,590
#*XOMA Royalty Corp. 4,338 111,313
Zimmer Biomet Holdings, Inc. 256,642 22,345,819
Zoetis, Inc., Class A 406,405 50,727,472
*Zymeworks, Inc. 122,527 2,760,533
TOTAL HEALTH CARE 3,934,700,815
INDUSTRIALS — (13.2%)
#*3D Systems Corp. 206,859 463,364
3M Co. 312,466 47,857,293
#A.O. Smith Corp. 210,875 15,497,204
#AAON, Inc. 155,867 14,193,249
*AAR Corp. 77,507 8,208,766
ABM Industries, Inc. 140,170 6,453,427
ACCO Brands Corp. 191,826 750,040
Acuity, Inc. 44,535 13,772,003
Advanced Drainage Systems, Inc. 125,893 19,140,772
Aebi Schmidt Holding AG 28,906 423,184

77
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
AECOM 231,705 $ 22,343,313
#*AeroVironment, Inc. 38,778 10,795,407
*AerSale Corp. 20,732 155,283
AGCO Corp. 148,230 16,810,764
*Air Industries Group 2,238 7,408
Air Lease Corp., Class A 224,868 14,533,219
Alamo Group, Inc. 28,928 5,649,928
#*Alaska Air Group, Inc. 243,535 12,378,884
Albany International Corp., Class
A 54,557 3,027,368
Alight, Inc., Class A 243,070 371,897
*Allegiant Travel Co. 39,999 3,545,111
Allegion PLC 148,959 24,636,329
Allient, Inc. 25,267 1,541,540
Allison Transmission Holdings,
Inc. 173,053 18,810,861
*Alpha Pro Tech, Ltd. 8,812 44,412
Alta Equipment Group, Inc. 66,091 446,775
*Amentum Holdings, Inc. 242,121 8,663,089
*Ameresco, Inc., Class A 63,104 1,977,679
*American Airlines Group, Inc. 757,783 10,078,514
*American Superconductor Corp. 43,243 1,293,831
*American Woodmark Corp. 23,682 1,406,474
AMETEK, Inc. 152,422 34,139,480
*API Group Corp. 544,597 22,638,897
Apogee Enterprises, Inc. 31,283 1,161,538
Applied Industrial Technologies,
Inc. 59,859 15,587,882
*Aqua Metals, Inc. 1,187 5,662
ArcBest Corp. 30,754 2,774,626
Arcosa, Inc. 93,807 10,738,087
Argan, Inc. 15,976 5,545,429
Armstrong World Industries, Inc. 87,428 16,064,021
*Art's-Way Manufacturing Co.,
Inc. 4,761 12,188
Astec Industries, Inc. 49,983 2,435,172
*Astronics Corp. 62,735 4,752,176
*Astronics Corp., Class B 13,053 992,942
*Asure Software, Inc. 21,249 204,415
*ATI, Inc. 261,822 31,497,187
Atkore, Inc. 58,630 4,071,854
Atmus Filtration Technologies,
Inc. 132,887 7,703,459
Automatic Data Processing, Inc. 227,258 56,091,820
*Avalon Holdings Corp., Class A 1,300 3,536
#*Avis Budget Group, Inc. 39,220 4,509,908
*Axon Enterprise, Inc. 18,548 8,969,442
AZZ, Inc. 57,224 7,112,371
Barrett Business Services, Inc. 46,476 1,766,088
BGSF, Inc. 17,156 98,304
#*BlackSky Technology, Inc.,
Class A 2,965 65,438
*Bloom Energy Corp., Class A 119,613 18,105,820
#*Blue Bird Corp. 80,238 4,036,774
*BlueLinx Holdings, Inc. 17,278 1,201,858
*Boeing Co. (The) 128,029 29,922,938
Boise Cascade Co. 67,658 5,467,443
#Booz Allen Hamilton Holding
Corp., Class A 114,006 10,080,411
Shares Value
INDUSTRIALS — (Continued)
*Bowman Consulting Group, Ltd. 10,287 $ 358,296
Brady Corp., Class A 74,090 6,406,562
*BrightView Holdings, Inc. 216,650 2,894,444
Brink's Co. (The) 70,775 8,991,256
Broadridge Financial Solutions,
Inc. 136,415 26,888,761
*Builders FirstSource, Inc. 187,968 21,503,539
BWX Technologies, Inc. 128,605 26,419,325
#*Byrna Technologies, Inc. 13,168 180,533
*CACI International, Inc., Class A 30,953 19,208,813
#*Cadeler A/S, ADR 28,560 682,584
Cadre Holdings, Inc. 80,831 3,234,048
#Carlisle Cos., Inc. 74,444 25,377,215
Carpenter Technology Corp. 77,958 24,777,391
Carrier Global Corp. 524,971 31,277,772
#*Casella Waste Systems, Inc.,
Class A 88,077 8,885,208
Caterpillar, Inc. 238,181 156,570,662
#*CBIZ, Inc. 2,051 80,707
*CECO Environmental Corp. 70,929 4,782,742
*Centuri Holdings, Inc. 2,324 64,142
#CH Robinson Worldwide, Inc. 208,118 40,572,604
*Chart Industries, Inc. 90,362 18,735,657
#*Cimpress PLC 27,479 2,173,314
Cintas Corp. 183,383 35,097,672
Civeo Corp. 21,659 548,406
#*Clarivate PLC 131,596 348,729
*Clean Harbors, Inc. 91,213 23,707,171
CNH Industrial NV 2,359,082 25,383,722
Columbus McKinnon Corp. 21,377 450,627
Comfort Systems USA, Inc. 43,154 49,286,183
CompX International, Inc. 893 20,807
#Concentrix Corp. 142,286 5,314,382
*Concrete Pumping Holdings, Inc. 39,216 226,668
*Conduent, Inc. 466,160 647,962
#*Construction Partners, Inc.,
Class A 49,405 5,428,621
Copa Holdings SA, Class A 58,712 8,008,317
*Copart, Inc. 559,709 22,712,991
*Core & Main, Inc., Class A 356,229 19,008,379
*Costamare Bulkers Holdings,
Ltd. 54,339 898,224
Costamare, Inc. 271,699 4,559,109
Covenant Logistics Group, Inc.,
Class A 48,107 1,183,432
CRA International, Inc. 14,898 2,814,828
Crane Co. 84,830 15,493,351
#CSG Systems International, Inc. 61,007 4,865,308
#CSW Industrials, Inc. 22,810 6,158,244
CSX Corp. 2,307,419 87,128,141
Cummins, Inc. 130,233 75,381,465
Curtiss-Wright Corp. 37,321 24,508,328
*Custom Truck One Source, Inc. 67,323 425,481
Deere & Co. 154,290 81,465,120
Delta Air Lines, Inc. 994,673 65,539,004
Deluxe Corp. 72,574 1,915,954
*Distribution Solutions Group, Inc. 44,788 1,271,531
*DNOW, Inc. 444,784 6,756,269
Donaldson Co., Inc. 223,840 22,818,250

78
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Douglas Dynamics, Inc. 51,909 $ 1,955,931
Dover Corp. 127,844 25,759,288
*Ducommun, Inc. 38,125 4,321,469
*DXP Enterprises, Inc. 35,513 4,618,466
*Dycom Industries, Inc. 56,080 20,434,991
Eastern Co. (The) 12,403 231,936
Eaton Corp. PLC 90,607 31,841,112
EMCOR Group, Inc. 58,542 42,192,976
Emerson Electric Co. 265,293 38,987,459
*Energy Recovery, Inc. 106,754 1,557,541
Enerpac Tool Group Corp., Class
A 108,695 4,386,930
EnerSys 76,432 13,772,282
Ennis, Inc. 65,162 1,270,007
Enpro, Inc. 40,052 9,563,617
*Enviri Corp. 186,283 3,524,474
Equifax, Inc. 148,036 29,814,450
Esab Corp. 96,661 11,705,647
ESCO Technologies, Inc. 41,254 9,412,925
Espey Mfg. & Electronics Corp. 3,249 171,775
*Everus Construction Group, Inc. 106,848 9,454,980
EVI Industries, Inc. 2,916 74,941
*ExlService Holdings, Inc. 250,782 9,818,115
Expeditors International of
Washington, Inc. 241,695 38,801,715
Exponent, Inc. 63,373 4,554,618
Fastenal Co. 837,648 36,320,417
Federal Signal Corp. 100,880 10,904,119
FedEx Corp. 272,104 87,685,514
Ferguson Enterprises, Inc. 262,316 66,224,297
#*First Advantage Corp. 195,829 2,643,692
Flowserve Corp. 240,215 18,772,802
*Fluor Corp. 339,092 15,662,660
Fortive Corp. 400,208 21,134,984
Fortune Brands Innovations, Inc. 215,768 11,673,049
*Forward Air Corp. 8,341 232,547
*Franklin Covey Co. 15,593 317,629
Franklin Electric Co., Inc. 73,025 7,274,751
*FreightCar America, Inc. 11,678 134,414
#*Frontier Group Holdings, Inc. 319,132 1,480,772
#FTAI Aviation, Ltd. 118,262 32,205,108
#FTAI Infrastructure, Inc. 102,765 598,092
*FTI Consulting, Inc. 64,049 11,187,439
*FuelCell Energy, Inc. 3,453 28,280
*Gates Industrial Corp. PLC 533,186 12,273,942
GATX Corp. 68,513 12,463,200
GE Vernova, Inc. 40,732 29,586,503
Genco Shipping & Trading, Ltd. 87,364 1,825,908
*Gencor Industries, Inc. 27,346 392,142
*Generac Holdings, Inc. 98,088 16,482,708
General Dynamics Corp. 94,263 33,094,797
General Electric Co. 211,437 64,866,757
Genpact, Ltd. 292,452 12,897,133
*Gibraltar Industries, Inc. 74,099 3,798,315
Global Industrial Co. 33,034 1,009,519
Gorman-Rupp Co. (The) 54,091 2,947,419
Graco, Inc. 217,341 18,980,390
*Graham Corp. 19,260 1,346,659
Shares Value
INDUSTRIALS — (Continued)
#Granite Construction, Inc. 77,810 $ 9,394,779
*Great Lakes Dredge & Dock
Corp. 162,412 2,432,932
Greenbrier Cos., Inc. (The) 68,288 3,443,081
Griffon Corp. 62,094 5,057,556
*GXO Logistics, Inc. 215,322 12,185,072
*Hayward Holdings, Inc. 448,074 7,231,914
*Healthcare Services Group, Inc. 180,368 3,394,526
Heartland Express, Inc. 28,786 290,451
HEICO Corp. 27,729 9,175,803
HEICO Corp., Class A 42,835 10,905,363
Helios Technologies, Inc. 73,936 4,789,574
#Herc Holdings, Inc. 64,080 9,185,227
#Hexcel Corp. 128,454 10,637,276
*Hillman Solutions Corp. 440,771 4,130,024
HNI Corp. 145,216 6,939,873
Honeywell International, Inc. 347,255 79,007,458
Howmet Aerospace, Inc. 206,144 42,894,444
Hub Group, Inc., Class A 140,975 6,707,591
Hubbell, Inc., Class B 95,294 46,497,754
*Hudson Technologies, Inc. 1,859 13,329
Huntington Ingalls Industries, Inc. 52,678 22,151,626
*Hurco Cos., Inc. 10,833 179,178
*Huron Consulting Group, Inc. 35,001 5,915,169
#*Hyliion Holdings Corp. 14,513 29,752
Hyster-Yale, Inc. 16,434 549,717
*IBEX Holdings, Ltd. 21,586 802,999
ICF International, Inc. 26,002 2,424,687
IDEX Corp. 98,066 19,471,004
*IES Holdings, Inc. 33,660 12,800,561
Illinois Tool Works, Inc. 207,860 54,305,504
Ingersoll Rand, Inc. 239,217 20,594,192
#*Innodata, Inc. 32,857 1,821,592
*Innovative Solutions and
Support, Inc. 25,690 475,008
Insperity, Inc. 44,317 1,893,665
Insteel Industries, Inc. 44,244 1,466,246
Interface, Inc., Class A 134,013 4,217,389
ITT, Inc. 109,581 19,976,616
Jacobs Solutions, Inc. 154,132 20,847,894
*Janus International Group, Inc. 299,842 2,056,916
JB Hunt Transport Services, Inc. 170,912 34,647,281
#*JetBlue Airways Corp. 865,221 4,213,626
Johnson Controls International
PLC 494,572 58,982,657
Kadant, Inc. 19,055 6,117,417
Karat Packaging, Inc. 3,352 82,023
KBR, Inc. 240,440 10,293,236
Kelly Services, Inc., Class A 38,366 413,969
Kennametal, Inc. 183,021 6,294,092
Kforce, Inc. 11,388 402,338
*Kirby Corp. 113,824 13,392,532
Knight-Swift Transportation
Holdings, Inc., Class A 330,799 18,227,025
Korn Ferry 103,411 7,183,962
*Kratos Defense & Security
Solutions, Inc. 267,898 27,596,173
*L.B. Foster Co., Class A 23,013 691,541
L3Harris Technologies, Inc. 133,019 45,605,564

79
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Landstar System, Inc. 35,568 $ 5,312,437
*Legalzoom.com, Inc. 262,497 2,333,598
Leidos Holdings, Inc. 235,951 44,424,854
#Lennox International, Inc. 44,510 22,036,011
Leonardo DRS, Inc. 284,353 11,675,534
#*Limbach Holdings, Inc. 19,520 1,678,330
Lincoln Electric Holdings, Inc. 95,199 25,261,055
Lindsay Corp. 26,074 3,266,290
*Liquidity Services, Inc. 63,182 2,021,824
#*Loar Holdings, Inc. 106,244 7,286,214
Lockheed Martin Corp. 129,116 81,887,950
LSI Industries, Inc. 67,005 1,481,481
Luxfer Holdings PLC 6,049 91,582
*Lyft, Inc., Class A 238,081 4,016,426
*Manitowoc Co., Inc. (The) 91,104 1,177,064
Marten Transport, Ltd. 74,879 921,012
Masco Corp. 165,161 10,915,491
*MasTec, Inc. 105,218 25,302,825
*Mastech Digital, Inc. 6,179 42,882
*Masterbrand, Inc. 255,741 3,099,581
*Matrix Service Co. 69,744 998,734
Matson, Inc. 70,894 11,364,308
Maximus, Inc. 108,688 10,264,495
*Mayville Engineering Co., Inc. 29,882 585,687
McGrath RentCorp 47,196 5,271,321
*Mercury Systems, Inc. 134,091 12,588,463
#*Microvast Holdings, Inc. 55,604 145,682
*Middleby Corp. (The) 103,058 15,167,046
Miller Industries, Inc. 20,212 828,086
MillerKnoll, Inc. 150,464 3,021,317
*Mistras Group, Inc. 62,893 889,307
#*Modine Manufacturing Co. 82,455 15,226,140
*Montrose Environmental Group,
Inc. 17,244 384,196
Moog, Inc., Class A 44,839 13,691,589
#MSA Safety, Inc. 70,162 12,429,198
MSC Industrial Direct Co., Inc.,
Class A 96,728 8,158,040
Mueller Industries, Inc. 174,200 23,715,588
Mueller Water Products, Inc.,
Class A 255,053 6,904,285
*MYR Group, Inc. 27,250 6,813,590
National Presto Industries, Inc. 16,080 2,048,592
*Nextpower, Inc., Class A 282,541 33,082,726
NL Industries, Inc. 59,283 360,441
*NN, Inc. 22,813 33,991
Nordson Corp. 71,266 19,564,655
Norfolk Southern Corp. 197,827 57,615,135
Northrop Grumman Corp. 62,987 43,603,381
*NPK International, Inc. 218,544 3,018,093
nVent Electric PLC 187,544 21,053,689
*NWPX Infrastructure, Inc. 23,384 1,577,251
Old Dominion Freight Line, Inc. 214,977 37,234,016
Omega Flex, Inc. 5,589 184,381
*OPENLANE, Inc. 307,657 9,242,016
*Optex Systems Holdings, Inc. 2,138 31,920
*Orion Group Holdings, Inc. 54,524 666,283
Oshkosh Corp. 129,043 18,558,964
Shares Value
INDUSTRIALS — (Continued)
Otis Worldwide Corp. 187,171 $ 15,988,147
Owens Corning 153,482 18,393,283
PACCAR, Inc. 430,862 52,957,248
#*Palladyne AI Corp. 4,936 32,183
*PAMT Corp. 42,185 457,707
Pangaea Logistics Solutions, Ltd. 32,178 272,869
Park Aerospace Corp. 45,111 1,104,768
Parker-Hannifin Corp. 62,126 58,139,996
Park-Ohio Holdings Corp. 17,667 398,568
*Parsons Corp. 175,684 12,308,421
Paychex, Inc. 330,185 34,051,979
#Paycom Software, Inc. 98,864 13,321,924
*Paylocity Holding Corp. 63,167 8,526,282
Pentair PLC 215,276 22,683,632
#*Perma-Fix Environmental
Services, Inc. 1,447 22,096
*Perma-Pipe International
Holdings, Inc. 11,837 341,853
*Pioneer Power Solutions, Inc. 2,578 11,008
Pitney Bowes, Inc. 217,479 2,268,306
#*Planet Labs PBC 611,445 15,267,782
#*Plug Power, Inc. 761,521 1,610,617
#Powell Industries, Inc. 23,365 10,364,480
#*Power Solutions International,
Inc. 26,050 1,866,743
Preformed Line Products Co. 12,429 3,118,933
Primoris Services Corp. 97,584 14,466,828
*Proto Labs, Inc. 60,036 3,160,895
Quad/Graphics, Inc. 71,799 439,410
Quanex Building Products Corp. 30,856 577,624
Quanta Services, Inc. 81,965 38,903,048
*Radiant Logistics, Inc. 103,236 694,778
*RBC Bearings, Inc. 34,005 16,991,278
*RCM Technologies, Inc. 14,148 294,420
Regal Rexnord Corp. 124,431 20,095,607
Republic Services, Inc., Class A 185,837 39,971,680
*Resideo Technologies, Inc. 304,697 10,438,919
REV Group, Inc. 113,473 7,250,925
Robert Half, Inc. 29,200 1,010,612
*Rocket Lab Corp. 53,807 4,308,327
Rockwell Automation, Inc. 92,146 38,853,361
Rollins, Inc. 318,164 20,152,508
RTX Corp. 561,102 112,742,225
Rush Enterprises, Inc., Class A 147,735 9,483,110
Rush Enterprises, Inc., Class B 3,194 188,478
#*RXO, Inc. 148,043 2,158,467
Ryder System, Inc. 79,207 15,150,715
*Saia, Inc. 31,419 10,521,281
Schneider National, Inc., Class B 182,154 4,889,013
Science Applications International
Corp. 89,934 9,151,684
Sensata Technologies Holding
PLC 191,373 6,619,592
#*SES AI Corp. 21,771 44,195
*Shoals Technologies Group, Inc.,
Class A 389,487 3,676,757
*SIFCO Industries, Inc. 436 2,686
Simpson Manufacturing Co., Inc. 66,264 11,714,150
*SiteOne Landscape Supply, Inc. 71,576 10,274,019

80
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*SkyWest, Inc. 78,738 $ 7,599,792
Snap-on, Inc. 71,438 26,154,166
*Southland Holdings, Inc. 2,660 4,948
Southwest Airlines Co. 727,473 34,569,517
*SPX Technologies, Inc. 74,117 15,446,724
SS&C Technologies Holdings,
Inc. 325,318 26,640,291
*StandardAero, Inc. 30,620 945,852
#Standex International Corp. 23,266 5,583,840
Stanley Black & Decker, Inc. 178,846 14,068,026
#*Sterling Infrastructure, Inc. 59,601 21,331,794
*Sun Country Airlines Holdings,
Inc. 108,344 1,900,354
#*Sunrun, Inc. 493,726 9,380,794
*Symbotic, Inc., Class A 8,014 435,721
*TaskUS, Inc., Class A 46,620 503,496
*Taylor Devices, Inc. 1,823 132,605
*Team, Inc. 405 5,844
*TechPrecision Corp. 1,539 7,341
#Tecnoglass, Inc. 90,209 4,412,122
Tennant Co. 42,762 3,253,761
Terex Corp. 130,556 7,441,692
Tetra Tech, Inc. 398,523 15,008,376
Textron, Inc. 245,084 21,582,097
*Thermon Group Holdings, Inc. 80,423 3,639,141
#*TIC Solutions, Inc. 124,088 1,253,289
Timken Co. (The) 133,936 12,481,496
*Titan International, Inc. 109,090 1,040,719
*Titan Machinery, Inc. 63,055 1,025,905
Toro Co. (The) 171,197 15,664,526
Trane Technologies PLC 100,772 42,382,688
*Transcat, Inc. 4,048 244,135
TransDigm Group, Inc. 16,151 23,056,199
TransUnion 252,653 19,964,640
*Trex Co., Inc. 100,451 4,160,680
TriNet Group, Inc. 59,410 3,638,268
Trinity Industries, Inc. 184,427 5,300,432
*TrueBlue, Inc. 71,386 382,629
Tutor Perini Corp. 125,425 9,894,778
Twin Disc, Inc. 15,629 268,663
*Uber Technologies, Inc. 657,583 52,639,519
UFP Industries, Inc. 108,383 11,193,796
U-Haul Holding Co. 234,263 12,020,035
#*U-Haul Holding Co. 23,668 1,338,425
#UL Solutions, Inc., Class A 60,978 4,282,485
*Ultralife Corp. 29,078 185,518
UniFirst Corp. 29,983 6,446,345
Union Pacific Corp. 359,184 84,444,158
*United Airlines Holdings, Inc. 528,867 54,113,671
United Parcel Service, Inc., Class
B 389,329 41,354,526
United Rentals, Inc. 86,435 67,597,356
Universal Logistics Holdings, Inc. 18,892 302,461
*Upwork, Inc. 276,120 5,530,684
*V2X, Inc. 78,609 5,410,657
Valmont Industries, Inc. 37,796 16,840,386
Veralto Corp. 336,677 33,324,289
Verisk Analytics, Inc., Class A 110,943 24,125,665
Shares Value
INDUSTRIALS — (Continued)
*Verra Mobility Corp., Class A 311,375 $ 6,009,538
Vertiv Holdings Co., Class A 287,801 53,582,790
#Vestis Corp. 167,743 1,095,362
#*Vicor Corp. 50,037 7,889,334
#Virco Mfg. Corp. 18,703 130,734
*VirTra, Inc. 2,689 12,611
VSE Corp. 39,592 8,653,623
Wabash National Corp. 48,080 487,050
Waste Management, Inc. 237,866 52,863,340
#Watsco, Inc. 40,993 15,841,745
Watsco, Inc., Class B 1,750 675,465
Watts Water Technologies, Inc.,
Class A 43,381 12,984,367
Werner Enterprises, Inc. 137,085 4,695,161
WESCO International, Inc. 102,774 29,745,879
Westinghouse Air Brake
Technologies Corp. 113,866 26,205,121
*Wilhelmina International, Inc. 2,444 8,798
*Willdan Group, Inc. 28,891 3,646,044
Willis Lease Finance Corp. 13,729 2,502,522
#WillScot Holdings Corp. 222,580 4,458,277
Woodward, Inc. 70,062 22,268,506
Worthington Enterprises, Inc. 101,778 5,655,803
WW Grainger, Inc. 36,597 39,522,564
#*XPO, Inc. 207,347 30,710,164
#Xylem, Inc. 149,780 20,650,169
Zurn Elkay Water Solutions Corp. 286,149 13,194,330
TOTAL INDUSTRIALS 5,661,320,664
INFORMATION TECHNOLOGY — (25.0%)
*8x8, Inc. 84,433 140,159
A10 Networks, Inc. 154,877 2,701,055
Accenture PLC, Class A 315,135 83,082,191
*ACCESS Newswire, Inc. 1,000 8,640
*ACI Worldwide, Inc. 168,957 7,325,976
*ACM Research, Inc., Class A 13,626 791,943
Adeia, Inc. 282,270 5,106,264
*Adobe, Inc. 199,484 58,498,683
*ADTRAN Holdings, Inc. 152,362 1,404,778
Advanced Energy Industries, Inc. 61,223 15,633,905
*Advanced Micro Devices, Inc. 367,168 86,919,681
#*Aeva Technologies, Inc. 23,615 301,564
*Agilysys, Inc. 13,150 1,140,762
#*Akamai Technologies, Inc. 210,503 20,450,366
*Alarm.com Holdings, Inc. 87,481 4,267,323
#*Alithya Group, Inc., Class A 12,595 16,374
#*Alkami Technology, Inc. 33,264 704,864
#*Allegro MicroSystems, Inc. 244,382 9,020,140
*Alpha & Omega Semiconductor,
Ltd. 40,554 896,243
*Ambarella, Inc. 43,409 2,779,912
Amdocs, Ltd. 211,050 17,293,437
Amkor Technology, Inc. 492,442 23,799,722
Amphenol Corp., Class A 371,277 53,493,590
*AmpliTech Group, Inc. 635 1,930
*Amplitude, Inc., Class A 76,001 696,929
*Amtech Systems, Inc. 21,725 365,197
Analog Devices, Inc. 113,586 35,311,616
*Appfolio, Inc., Class A 30,886 5,864,634

81
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Apple, Inc. 7,508,144 $ 1,948,213,205
Applied Materials, Inc. 322,882 104,071,326
#*Applied Optoelectronics, Inc. 82,417 3,594,205
*AppLovin Corp., Class A 117,462 55,572,447
*Arista Networks, Inc. 164,565 23,325,443
*Arrow Electronics, Inc. 104,678 13,868,788
*ASGN, Inc. 52,939 2,757,593
*Astera Labs, Inc. 24,997 3,765,048
*AstroNova, Inc. 8,102 73,647
*Atlassian Corp., Class A 19,686 2,326,491
#*Aurora Innovation, Inc., Class A 1,738,171 7,300,318
*Autodesk, Inc. 138,575 35,041,460
*AvePoint, Inc. 182,802 2,125,987
*Aviat Networks, Inc. 5,981 130,446
#Avnet, Inc. 192,123 11,986,554
*Aware, Inc. 4,717 8,538
*Axcelis Technologies, Inc. 55,300 4,870,271
*Backblaze, Inc., Class A 5,511 25,075
Badger Meter, Inc. 36,440 5,341,375
#Bel Fuse, Inc., Class B 23,314 4,690,544
Belden, Inc. 63,243 7,431,685
Benchmark Electronics, Inc. 73,107 3,811,799
#Bentley Systems, Inc., Class B 155,423 5,458,456
#*BILL Holdings, Inc. 197,722 8,535,659
*BK Technologies Corp. 2,715 207,100
*Blackbaud, Inc. 83,015 4,457,905
*BlackLine, Inc. 46,902 2,179,536
*Box, Inc., Class A 172,630 4,376,170
Broadcom, Inc. 968,779 320,956,483
#*C3.ai, Inc., Class A 11,184 123,136
*Cadence Design Systems, Inc. 36,406 10,789,282
*Calix, Inc. 97,631 4,361,177
#*CCC Intelligent Solutions
Holdings, Inc. 520,053 3,942,002
CDW Corp. 194,001 24,519,786
*Cerence, Inc. 93,556 1,059,989
#*CEVA, Inc. 66,030 1,392,573
*Ciena Corp. 153,498 38,652,331
#*Cipher Mining, Inc. 581,231 9,276,447
*Cirrus Logic, Inc. 97,764 12,742,560
Cisco Systems, Inc. 2,278,835 178,478,357
#*Cleanspark, Inc. 205,933 2,438,247
Clear Secure, Inc., Class A 155,866 5,084,349
*Clearfield, Inc. 35,573 1,059,008
Climb Global Solutions, Inc. 9,312 1,104,310
*Cloudflare, Inc., Class A 28,654 5,081,787
*Coda Octopus Group, Inc. 2,126 22,642
Cognex Corp. 208,124 8,062,724
Cognizant Technology Solutions
Corp., Class A 459,323 37,692,045
*Coherent Corp. 212,249 45,034,993
*Cohu, Inc. 112,882 3,221,652
*Commvault Systems, Inc. 32,627 2,796,134
*Comtech Telecommunications
Corp. 5,064 28,156
*Confluent, Inc., Class A 21,734 663,756
*Consensus Cloud Solutions, Inc. 14,451 308,673
Corning, Inc. 651,576 67,275,222
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Corsair Gaming, Inc. 235,315 $ 1,200,106
*CPI Card Group, Inc. 1,164 15,120
*CPS Technologies Corp. 3,352 17,900
#Crane NXT Co. 94,904 4,794,550
*Credo Technology Group
Holding, Ltd. 107,008 13,405,962
*Crexendo, Inc. 19,296 135,072
*Crowdstrike Holdings, Inc., Class
A 16,198 7,149,878
*CS Disco, Inc. 33,854 211,587
CSP, Inc. 12,755 145,662
CTS Corp. 64,215 3,301,293
*CVD Equipment Corp. 2,668 12,833
#*Daily Journal Corp. 3,107 1,821,852
*Daktronics, Inc. 95,610 2,213,371
*Data I/O Corp. 1,148 3,559
*Datadog, Inc., Class A 64,237 8,307,129
Dell Technologies, Inc., Class C 59,058 6,758,598
*Diebold Nixdorf, Inc. 77,429 5,343,375
*Digi International, Inc. 81,499 3,510,162
*Digital Turbine, Inc. 232,653 1,214,449
#*DigitalOcean Holdings, Inc. 121,038 6,687,350
*Diodes, Inc. 80,216 4,747,985
*Docusign, Inc., Class A 144,657 7,600,279
Dolby Laboratories, Inc., Class A 111,229 7,139,790
#*Dropbox, Inc., Class A 216,444 5,514,993
#*D-Wave Quantum, Inc. 1,884 39,978
*DXC Technology Co. 348,178 5,024,209
*Dynatrace, Inc. 311,508 11,865,340
#*Eastman Kodak Co. 244,720 1,791,350
*eGain Corp. 51,121 525,013
*Electro-Sensors, Inc. 533 2,303
*Enphase Energy, Inc. 55,571 2,055,016
#Entegris, Inc. 113,464 13,396,694
*EPAM Systems, Inc. 92,573 19,310,728
ePlus, Inc. 52,614 4,514,807
*Everspin Technologies, Inc. 35,663 463,262
*F5, Inc. 77,595 21,385,958
*Fabrinet 36,090 17,663,890
*Fair Isaac Corp. 11,561 16,915,708
*Fastly, Inc., Class A 360,924 3,338,547
*First Solar, Inc. 153,165 34,541,771
*Five9, Inc. 83,321 1,471,449
*Flex, Ltd. 513,443 32,367,447
*FormFactor, Inc. 152,234 10,730,975
*Fortinet, Inc. 648,780 52,719,863
Franklin Wireless Corp. 656 2,696
#*Frequency Electronics, Inc. 14,816 779,025
*Freshworks, Inc., Class A 402,848 4,342,701
*Gartner, Inc. 33,164 6,951,506
Gen Digital, Inc. 1,154,772 27,702,980
#*GLOBALFOUNDRIES, Inc. 193,674 8,173,043
#*Globant SA 12,167 813,729
*GoDaddy, Inc., Class A 131,310 13,199,281
*Grid Dynamics Holdings, Inc. 114,625 947,949
*Guidewire Software, Inc. 42,535 5,987,227
Hackett Group, Inc. (The) 53,942 984,441
*Harmonic, Inc. 213,412 2,074,365

82
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#Hewlett Packard Enterprise Co. 1,908,510 $ 41,071,135
HP, Inc. 285,699 5,553,989
*HubSpot, Inc. 7,548 2,113,440
*Hut 8 Corp., Class U 766 42,766
#*I3 Verticals, Inc., Class A 53,237 1,182,394
*Ichor Holdings, Ltd. 30,742 932,712
*Identiv, Inc. 5,474 18,174
#*indie Semiconductor, Inc.,
Class A 49,900 204,590
Information Services Group, Inc. 104,320 581,062
*Inseego Corp. 2,560 27,878
*Insight Enterprises, Inc. 43,538 3,658,063
*Intapp, Inc. 79,507 2,699,263
*Intel Corp. 1,295,896 60,220,287
*Intellicheck, Inc. 5,451 30,962
*Intellinetics, Inc. 621 5,105
#InterDigital, Inc. 62,716 20,473,011
International Business Machines
Corp. 580,443 178,021,868
*inTEST Corp. 5,100 46,665
Intuit, Inc. 56,904 28,390,544
*Inuvo, Inc. 4,431 9,216
#*IonQ, Inc. 107,105 4,282,058
*IPG Photonics Corp. 62,020 5,731,268
*Itron, Inc. 91,897 9,105,155
Jabil, Inc. 182,104 43,193,248
#*Jamf Holding Corp. 35,066 457,611
*JFrog, Ltd. 106,670 5,845,516
*Key Tronic Corp. 10,748 30,417
*Keysight Technologies, Inc. 110,043 23,805,602
*Kimball Electronics, Inc. 26,617 804,100
KLA Corp. 66,531 95,002,276
*Klaviyo, Inc., Class A 98,142 2,179,734
*Knowles Corp. 220,839 5,353,137
Kulicke & Soffa Industries, Inc. 113,261 6,493,253
*KVH Industries, Inc. 37,382 249,712
*Kyndryl Holdings, Inc. 474,755 10,919,365
Lam Research Corp. 631,141 147,346,178
*Lantronix, Inc. 15,965 106,008
#*Lattice Semiconductor Corp. 67,800 5,459,256
*LGL Group, Inc. (The) 874 6,319
#*Life360, Inc. 34,821 1,994,895
Littelfuse, Inc. 50,883 16,473,880
*LiveRamp Holdings, Inc. 152,003 3,701,273
#*Lumentum Holdings, Inc. 87,361 34,231,534
#*MACOM Technology Solutions
Holdings, Inc. 44,033 9,645,869
*Magnachip Semiconductor Corp. 2,636 7,644
*Manhattan Associates, Inc. 77,654 11,726,531
Marvell Technology, Inc. 403,086 31,811,547
*MaxLinear, Inc., Class A 92,506 1,604,979
Methode Electronics, Inc. 14,630 116,894
Microchip Technology, Inc. 233,469 17,724,966
Micron Technology, Inc. 563,827 233,920,546
Microsoft Corp. 3,962,651 1,705,089,099
*Mirion Technologies, Inc., Class
A 467,684 11,617,271
*Mitek Systems, Inc. 101,650 1,018,533
Shares Value
INFORMATION TECHNOLOGY — (Continued)
MKS, Inc. 112,122 $ 26,394,640
*MongoDB, Inc., Class A 62,830 23,330,664
Monolithic Power Systems, Inc. 19,374 21,779,282
Motorola Solutions, Inc. 145,291 58,485,439
*M-Tron Industries, Inc., Class M 437 28,510
*N-able, Inc. 108,530 658,777
#Napco Security Technologies,
Inc. 24,424 901,001
#*nCino, Inc. 220,907 4,716,364
*NCR Voyix Corp. 199,491 1,978,951
*Neonode, Inc. 4,283 7,752
NetApp, Inc. 270,359 26,049,090
*NETGEAR, Inc. 74,932 1,566,828
*NetScout Systems, Inc. 156,578 4,354,434
*NetSol Technologies, Inc. 1,694 6,031
*nLight, Inc. 73,624 3,357,991
*Nortech Systems, Inc. 313 2,670
*Novanta, Inc. 39,982 5,379,178
*Nutanix, Inc., Class A 198,318 7,799,847
NVE Corp. 4,926 332,456
NVIDIA Corp. 12,357,642 2,361,916,115
NXP Semiconductors NV 282,589 63,904,676
*Okta, Inc., Class A 201,956 17,061,243
*ON Semiconductor Corp. 253,397 15,175,946
*ON24, Inc. 72,327 576,446
OneSpan, Inc. 78,876 929,159
*Onto Innovation, Inc. 55,833 11,281,058
#*Ooma, Inc. 9,643 113,305
*Optical Cable Corp. 227 1,119
Oracle Corp. 847,577 139,494,223
#*OSI Systems, Inc. 31,716 7,933,440
*Ouster, Inc. 83,203 1,733,118
*PagerDuty, Inc. 3,944 41,806
*Palantir Technologies, Inc.,
Class A 135,250 19,826,297
#*Palo Alto Networks, Inc. 53,456 9,460,108
#*PAR Technology Corp. 109,627 2,873,324
PC Connection, Inc. 55,587 3,269,071
*PDF Solutions, Inc. 73,044 2,326,451
Pegasystems, Inc. 315,396 13,779,651
#*Penguin Solutions, Inc. 119,882 2,302,933
*Photronics, Inc. 138,346 4,782,621
*Plexus Corp. 54,633 10,889,996
#*Porch Group, Inc. 111,089 876,492
#Power Integrations, Inc. 67,844 3,116,753
*Powerfleet, Inc. 228,061 1,165,392
*Progress Software Corp. 88,613 3,626,044
*PTC, Inc. 121,881 19,029,281
*Pure Storage, Inc., Class A 109,504 7,614,908
*Q2 Holdings, Inc. 71,536 4,381,580
Qnity Electronics, Inc. 145,278 13,972,838
*Qorvo, Inc. 189,523 14,803,642
QUALCOMM, Inc. 736,605 111,661,952
*Qualys, Inc. 61,094 8,058,299
#*QuickLogic Corp. 381 2,804
Ralliant Corp. 101,998 5,402,834
*Rambus, Inc. 150,943 17,181,842
*Red Violet, Inc. 8,758 398,314

83
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#ReposiTrak, Inc. 838 $ 8,900
*Research Solutions, Inc. 3,825 10,901
*RF Industries, Ltd. 562 5,485
*Ribbon Communications, Inc. 443,308 1,161,467
Richardson Electronics, Ltd. 24,564 296,979
*Rimini Street, Inc. 5,719 19,731
*RingCentral, Inc., Class A 108,415 2,805,780
*Riot Platforms, Inc. 784,097 12,129,981
*Rogers Corp. 37,393 3,636,095
Roper Technologies, Inc. 61,669 22,893,383
#*Rubrik, Inc., Class A 53,114 2,971,728
Salesforce, Inc. 348,839 74,055,031
*Samsara, Inc., Class A 78,086 2,190,312
*Sandisk Corp. 77,443 44,626,529
*Sanmina Corp. 105,632 14,965,942
*ScanSource, Inc. 59,096 2,540,537
Seagate Technology Holdings
PLC 102,754 41,891,778
*Semtech Corp. 39,678 3,164,321
*SentinelOne, Inc., Class A 513,885 7,184,112
*ServiceNow, Inc. 108,473 12,692,426
*Silicon Laboratories, Inc. 52,898 7,535,320
*SiTime Corp. 21,571 7,832,646
#*SkyWater Technology, Inc. 26,968 853,807
#Skyworks Solutions, Inc. 216,877 12,093,062
*Snowflake, Inc., Class A 64,601 12,448,613
*SolarEdge Technologies, Inc. 573 17,734
*Sono-Tek Corp. 732 3,009
*Sprinklr, Inc., Class A 241,190 1,538,792
*SPS Commerce, Inc. 14,111 1,259,548
#*Super Micro Computer, Inc. 564,488 16,432,246
*Synaptics, Inc. 99,167 8,182,269
*Synopsys, Inc. 34,170 15,892,980
*Tao Synergies, Inc. 1,242 5,303
TD SYNNEX Corp. 112,570 17,861,482
TE Connectivity PLC 198,739 44,275,074
*Teledyne Technologies, Inc. 37,854 23,480,836
*Telos Corp. 118,689 648,042
*Teradata Corp. 130,117 3,710,937
Teradyne, Inc. 124,291 29,960,346
#Texas Instruments, Inc. 378,156 81,511,526
*TransAct Technologies, Inc. 9,420 34,666
*Trimble, Inc. 261,580 17,682,808
*Trio-Tech International 892 5,022
*TTM Technologies, Inc. 226,289 22,221,580
#*Turtle Beach Corp. 26,939 322,190
*Twilio, Inc., Class A 213,985 25,776,633
*Tyler Technologies, Inc. 31,287 11,557,418
#*UiPath, Inc., Class A 657,595 8,279,121
*Ultra Clean Holdings, Inc. 68,271 2,982,077
*Unisys Corp. 3,821 10,049
*Unity Software, Inc. 558,234 16,244,609
#Universal Display Corp. 82,047 9,420,637
#*Veeco Instruments, Inc. 132,224 4,129,356
VeriSign, Inc. 53,909 13,166,195
*Vertex, Inc., Class A 11,238 208,465
*Viant Technology, Inc., Class A 3,231 38,190
*Viasat, Inc. 173,847 7,852,669
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Viavi Solutions, Inc. 440,468 $ 10,773,847
Vishay Intertechnology, Inc. 244,317 4,922,988
*Vishay Precision Group, Inc. 26,275 1,315,852
*Vistance Networks, Inc. 293,089 5,275,602
Vontier Corp. 283,803 10,642,612
Western Digital Corp. 544,361 136,215,453
*WidePoint Corp. 401 2,643
*Workday, Inc., Class A 93,074 16,346,587
#Xerox Holdings Corp. 248,229 543,622
*Xperi, Inc. 85,371 483,200
*Yext, Inc. 234,054 1,675,827
*Zebra Technologies Corp. 67,530 15,868,199
#*Zeta Global Holdings Corp.,
Class A 114,340 2,124,437
*Zoom Communications, Inc.,
Class A 300,477 27,673,932
*Zscaler, Inc. 29,892 5,978,699
TOTAL INFORMATION
TECHNOLOGY 10,698,072,835
MATERIALS — (3.5%)
AdvanSix, Inc. 34,430 545,371
Air Products and Chemicals, Inc. 136,852 37,292,170
#Albemarle Corp. 145,592 24,842,363
Alcoa Corp. 490,361 27,857,408
*Alpha Metallurgical Resources,
Inc. 23,437 4,917,083
#Amcor PLC 811,956 35,929,053
#*American Battery Technology
Co. 8,082 32,651
*American Vanguard Corp. 55,300 280,924
*Ampco-Pittsburgh Corp. 38,726 215,704
AptarGroup, Inc. 99,762 12,465,262
Ardagh Metal Packaging SA 269,406 1,182,692
#*Arq, Inc. 31,234 111,193
*Ascent Industries Co. 14,398 233,392
Ashland, Inc. 37,599 2,299,555
*Aspen Aerogels, Inc. 86,296 290,818
#Avery Dennison Corp. 157,426 29,204,097
Avient Corp. 136,565 4,936,825
*Axalta Coating Systems, Ltd. 439,649 14,763,413
Balchem Corp. 53,695 9,137,278
Ball Corp. 370,881 21,092,002
Cabot Corp. 96,003 6,930,457
Caledonia Mining Corp. PLC 4,126 113,217
*Century Aluminum Co. 207,461 9,404,207
CF Industries Holdings, Inc. 289,608 27,000,154
#Chemours Co. (The) 149,730 2,244,453
*Clearwater Paper Corp. 33,587 564,933
*Cleveland-Cliffs, Inc. 924,008 12,714,350
*Coeur Mining, Inc. 801,571 16,384,111
Commercial Metals Co. 232,909 17,903,715
*Compass Minerals International,
Inc. 76,511 1,911,245
*Core Molding Technologies, Inc. 6,699 130,764
Corteva, Inc. 494,146 35,973,829
CRH PLC 364,187 44,580,131
Crown Holdings, Inc. 228,080 23,875,414
*Dakota Gold Corp. 58,482 350,307

84
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
MATERIALS — (Continued)
Dow, Inc. 161,688 $ 4,454,504
DuPont de Nemours, Inc. 349,817 15,363,963
Eagle Materials, Inc. 64,108 13,065,851
Eastman Chemical Co. 198,650 13,770,418
Ecolab, Inc. 111,653 31,485,029
#*Ecovyst, Inc. 243,747 2,586,156
Element Solutions, Inc. 490,465 14,272,531
Ferroglobe PLC 105,628 501,733
Flexible Solutions International,
Inc. 6,450 37,217
#*Flotek Industries, Inc. 76,871 1,335,249
FMC Corp. 20,375 321,925
Fortitude Gold Corp. 18,471 101,775
Freeport-McMoRan, Inc. 1,206,869 72,689,720
Friedman Industries, Inc. 10,108 198,420
#Graphic Packaging Holding Co. 374,302 5,483,524
Greif, Inc., Class A 51,080 3,607,270
Greif, Inc., Class B 25,566 2,126,580
Hawkins, Inc. 40,006 5,210,782
HB Fuller Co. 84,138 5,056,694
Hecla Mining Co. 1,284,194 28,920,049
Huntsman Corp. 130,613 1,413,233
#*Idaho Strategic Resources, Inc. 3,542 127,725
*Ingevity Corp. 69,776 4,590,563
Innospec, Inc. 49,390 4,036,151
International Flavors &
Fragrances, Inc. 257,317 17,963,300
#International Paper Co. 414,166 16,699,173
*Intrepid Potash, Inc. 35,057 1,151,272
#*Ivanhoe Electric, Inc. 43,288 739,792
Kaiser Aluminum Corp. 36,814 4,514,133
#*Knife River Corp. 98,413 6,610,401
Koppers Holdings, Inc. 35,859 1,056,406
Kronos Worldwide, Inc. 58,989 309,692
Linde PLC 267,118 122,064,912
Louisiana-Pacific Corp. 117,450 9,835,263
*LSB Industries, Inc. 131,336 1,220,111
LyondellBasell Industries NV,
Class A 72,161 3,535,889
Martin Marietta Materials, Inc. 38,955 25,396,712
Materion Corp. 42,504 5,877,453
Mativ Holdings, Inc. 72,499 873,613
#*McEwen, Inc. 138,468 3,344,002
Mercer International, Inc. 66,365 134,721
*Metallus, Inc. 86,870 1,733,057
Minerals Technologies, Inc. 77,741 5,112,248
Mosaic Co. (The) 554,971 15,261,703
#*MP Materials Corp. 296,363 17,417,254
Myers Industries, Inc. 54,668 1,129,988
NewMarket Corp. 18,356 12,313,021
Newmont Corp. 945,114 106,183,558
Nexa Resources SA 14,401 181,597
Northern Technologies
International Corp. 16,161 146,419
Nucor Corp. 251,270 44,655,704
*O-I Glass, Inc. 314,347 4,803,222
#Olin Corp. 173,438 3,609,245
Olympic Steel, Inc. 16,352 786,368
Shares Value
MATERIALS — (Continued)
Packaging Corp. of America 162,805 $ 36,232,253
*Perimeter Solutions, Inc. 325,572 8,513,708
PPG Industries, Inc. 297,206 34,365,930
#Quaker Chemical Corp. 18,284 2,810,982
#*Ramaco Resources, Inc., Class
A 116,237 2,267,784
Ramaco Resources, Inc., Class B 7,372 96,721
*Ranpak Holdings Corp., Class A 226,200 1,140,048
*Rayonier Advanced Materials,
Inc. 136,550 1,059,628
Reliance, Inc. 67,639 22,287,050
Royal Gold, Inc. 85,590 22,536,703
RPM International, Inc. 219,362 23,462,960
#Ryerson Holding Corp. 81,831 2,309,271
Scotts Miracle-Gro Co. (The) 72,589 4,661,666
Sealed Air Corp. 287,900 12,057,252
Sensient Technologies Corp. 68,964 6,518,477
Sherwin-Williams Co. (The) 126,984 45,033,606
Silgan Holdings, Inc. 206,060 8,891,489
*Smith-Midland Corp. 323 11,350
Smurfit Westrock PLC 610,253 25,404,832
*Solstice Advanced Materials, Inc. 126,485 7,812,978
Sonoco Products Co. 188,793 9,062,064
#Southern Copper Corp. 52,849 10,058,222
Steel Dynamics, Inc. 218,198 39,181,815
Stepan Co. 18,402 1,060,139
SunCoke Energy, Inc. 210,447 1,654,113
Sylvamo Corp. 77,152 3,775,819
*Tredegar Corp. 69,577 594,883
TriMas Corp. 103,021 3,582,040
Tronox Holdings PLC 94,035 569,852
United States Lime & Minerals,
Inc. 44,994 5,423,127
Vulcan Materials Co. 85,895 25,814,883
Warrior Met Coal, Inc. 105,011 9,377,482
#Westlake Corp. 48,713 3,863,915
Worthington Steel, Inc. 93,871 3,776,430
TOTAL MATERIALS 1,478,397,304
REAL ESTATE — (0.3%)
*AMREP Corp. 7,663 159,237
*CBRE Group, Inc., Class A 198,917 33,881,533
*CKX Lands, Inc. 39 427
*Compass, Inc., Class A 1,058,302 13,249,941
*Comstock Holding Cos., Inc.,
Class A 803 8,841
*CoStar Group, Inc. 250,070 15,379,305
*Cushman & Wakefield, Ltd. 496,691 8,165,600
*Douglas Elliman, Inc. 10,407 28,099
#eXp World Holdings, Inc. 43,679 394,858
*Five Point Holdings LLC, Class A 63,213 335,661
*Forestar Group, Inc. 77,350 2,012,647
*FRP Holdings, Inc. 38,357 917,116
#*Howard Hughes Holdings, Inc. 116,046 9,476,316
*J.W. Mays, Inc. 362 14,321
*Jones Lang LaSalle, Inc. 61,929 22,165,008
Kennedy-Wilson Holdings, Inc. 63,851 628,932
Marcus & Millichap, Inc. 89,499 2,434,373
*Maui Land & Pineapple Co., Inc. 1,108 18,980

85
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
REAL ESTATE — (Continued)
Newmark Group, Inc., Class A 317,573 $ 5,662,327
*RE/MAX Holdings, Inc., Class A 12,991 101,070
RMR Group, Inc. (The), Class A 929 14,074
*Seaport Entertainment Group,
Inc. 21,370 403,679
St. Joe Co. (The) 90,771 6,008,133
*Stratus Properties, Inc. 15,887 471,367
*Tejon Ranch Co. 69,188 1,113,235
*Zillow Group, Inc., Class A 70,098 4,362,900
*Zillow Group, Inc., Class C 234,115 14,756,268
TOTAL REAL ESTATE 142,164,248
UTILITIES — (1.9%)
AES Corp. (The) 489,315 7,168,465
#Alliant Energy Corp. 199,243 13,132,106
#Ameren Corp. 127,381 13,155,910
American Electric Power Co., Inc. 276,774 33,150,606
American States Water Co. 45,550 3,323,328
#American Water Works Co., Inc. 124,124 16,028,132
Artesian Resources Corp., Class
A 8,591 286,596
#Atmos Energy Corp. 80,058 13,316,848
Avista Corp. 98,688 4,074,828
Black Hills Corp. 91,097 6,648,259
California Water Service Group 69,029 3,085,596
#CenterPoint Energy, Inc. 500,705 19,872,981
Chesapeake Utilities Corp. 25,473 3,277,866
Clearway Energy, Inc., Class A 28,441 960,453
#Clearway Energy, Inc., Class C 97,406 3,521,227
CMS Energy Corp. 230,369 16,469,080
Consolidated Edison, Inc. 185,722 19,803,537
Consolidated Water Co., Ltd.,
Class OR 15,016 568,806
Constellation Energy Corp. 64,035 17,973,344
Dominion Energy, Inc. 435,080 26,178,764
DTE Energy Co. 96,128 12,917,681
Duke Energy Corp. 132,423 16,069,531
Edison International 252,509 15,726,261
#Entergy Corp. 220,591 21,152,471
Essential Utilities, Inc. 249,876 9,692,690
Evergy, Inc. 183,491 14,079,264
Eversource Energy 250,418 17,311,396
Exelon Corp. 504,042 22,571,001
FirstEnergy Corp. 433,244 20,509,771
Genie Energy, Ltd., Class B 48,223 664,031
Global Water Resources, Inc. 3,426 29,703
H2O America 41,937 2,182,401
*Hallador Energy Co. 107,130 1,980,834
*Hawaiian Electric Industries, Inc. 121,739 1,865,041
#IDACORP, Inc. 68,622 9,112,315
#MDU Resources Group, Inc. 399,509 8,193,930
MGE Energy, Inc. 42,519 3,396,418
#Middlesex Water Co. 21,182 1,109,513
*Montauk Renewables, Inc. 45,690 79,501
National Fuel Gas Co. 112,834 9,449,847
New Jersey Resources Corp. 207,780 10,280,954
NextEra Energy, Inc. 348,092 30,597,287
NiSource, Inc. 351,939 15,587,378
Northwest Natural Holding Co. 48,922 2,277,808
Shares Value
UTILITIES — (Continued)
Northwestern Energy Group, Inc. 76,469 $ 5,189,186
NRG Energy, Inc. 275,926 42,114,585
OGE Energy Corp. 218,248 9,533,073
#*Oklo, Inc., Class A 13,117 1,044,376
ONE Gas, Inc. 73,795 5,871,130
#Ormat Technologies, Inc. 141,158 17,636,281
Otter Tail Corp. 48,762 4,347,620
PG&E Corp. 1,183,569 18,250,634
#Pinnacle West Capital Corp. 112,030 10,481,527
Portland General Electric Co. 139,196 6,994,599
#PPL Corp. 418,109 15,156,451
Public Service Enterprise Group,
Inc. 245,987 20,259,489
*Pure Cycle Corp. 21,771 252,108
RGC Resources, Inc. 6,445 139,921
Sempra 336,564 29,284,434
Southern Co. (The) 189,250 16,901,917
Southwest Gas Holdings, Inc. 86,326 7,149,519
Spire, Inc. 69,390 5,862,761
*Talen Energy Corp. 9,527 3,318,826
TXNM Energy, Inc. 108,830 6,412,264
UGI Corp. 263,861 10,583,465
Unitil Corp. 18,532 943,464
Vistra Corp. 312,941 49,554,207
#WEC Energy Group, Inc. 154,766 17,127,953
Xcel Energy, Inc. 295,157 22,449,641
York Water Co. (The) 14,573 489,361
TOTAL UTILITIES 796,182,551
TOTAL COMMON STOCKS 41,511,389,224
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 25,809 100,655
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 191,414 65,081
*<ABIOMED, Inc. CVR 01/04/27 9,217 143,877
*<Albireo Pharma, Inc. CVR
03/02/26 10,648 67,934
#*<Chinook Therapeutics, Inc.
CVR 5,844 2,221
*<Imara, Inc. CVR 01/04/27 11,200 4,256
*<Mirati Therapeutics CVR
01/04/27 76,379 227,609
*Novo Nordisk CVR 06/30/31 5,078 3,301
*Poseida Therapeutics, Inc. CVR
01/02/29 10,439 5,220
*Poseida Therapeutics, Inc. CVR
01/04/27 218 244
*<Xoma Corp. CVR 04/21/26 5,813 430
TOTAL HEALTH CARE 520,173
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 6,811 11,987
*M-Tron Industries, Inc. 02/28/28 437 7,753
TOTAL INFORMATION
TECHNOLOGY 19,740

86
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 01/04/27 95,553 $ 25,446
TOTAL RIGHTS/WARRANTS 666,014
Shares Value
MATERIALS — (Continued)
TOTAL INVESTMENT SECURITIES — (97.0%)
(Cost $24,465,957,559) $ 41,512,055,238
SECURITIES LENDING COLLATERAL — (3.0%)
@§The DFA Short Term
Investment Fund 110,478,604 1,278,237,452
TOTAL INVESTMENTS — ( 100.0% )
(Cost $25,744,195,011) $ 42,790,292,690
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 3,957,967,749 $ — $ — $ 3,957,967,749
Consumer Discretionary ................ 4,185,195,212 — — 4,185,195,212
Consumer Staples .................... 2,129,881,445 — — 2,129,881,445
Energy ............................. 2,085,499,351 — — 2,085,499,351
Financials ........................... 6,442,007,050 — — 6,442,007,050
Health Care ......................... 3,934,638,826 — 61,989 3,934,700,815
Industrials ........................... 5,661,320,664 — — 5,661,320,664
Information Technology ................ 10,697,615,224 457,611 — 10,698,072,835
Materials ........................... 1,478,397,304 — — 1,478,397,304
Real Estate .......................... 142,164,248 — — 142,164,248
Utilities ............................. 796,182,551 — — 796,182,551
Rights/Warrants
Consumer Discretionary ................ 100,655 — — 100,655
Health Care ......................... — 73,846 446,327 520,173
Information Technology ................ 11,988 7,752 — 19,740
Materials ........................... — — 25,446 25,446
Securities Lending Collateral .............. — 1,278,237,452 — 1,278,237,452
Total Investments ....................... $41,510,982,267 $1,278,776,661 $533,762> $42,790,292,690
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

87
Dimensional US Marketwide Value ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (5.6%)
#*Advantage Solutions, Inc. 8,755 $ 9,455
*Angi, Inc., Class A 54 701
Array Digital Infrastructure, Inc. 7,998 385,424
AT&T, Inc. 6,046,398 158,476,091
*Atlanta Braves Holdings, Inc.,
Class C 1,850 73,870
*Bandwidth, Inc., Class A 72 1,006
*Bumble, Inc., Class A 1,226 4,107
*Cars.com, Inc. 41,285 468,998
#*Charter Communications, Inc.,
Class A 79,034 16,290,488
Cinemark Holdings, Inc. 723 17,121
Comcast Corp., Class A 2,808,433 83,550,882
* DoubleVerify Holdings, Inc. 14,029 151,794
*EchoStar Corp., Class A 776 87,859
Electronic Arts, Inc. 190,834 38,914,869
* EverQuote , Inc., Class A 4,353 98,813
Fox Corp., Class A 169,190 12,313,648
Fox Corp., Class B 187,336 12,283,621
*GCI Liberty, Inc., Class A 5,395 202,151
*GCI Liberty, Inc., Class C 18,986 702,292
Gray Media, Inc. 37,074 167,204
IDT Corp., Class B 6,803 330,830
*IMAX Corp. 36,704 1,281,337
#Iridium Communications, Inc. 29,611 589,851
John Wiley & Sons, Inc., Class A 35,403 1,105,636
*Liberty Broadband Corp., Class
A 13,649 655,425
*Liberty Broadband Corp., Class
C 45,470 2,187,562
*Liberty Global, Ltd., Class A 89,607 993,742
*Liberty Global, Ltd., Class C 61,163 677,686
*Liberty Latin America, Ltd., Class
C 151,558 1,179,121
*Liberty Media Corp.-Liberty
Formula One 13,358 1,064,499
*Liberty Media Corp.-Liberty
Formula One, Class C 107,222 9,330,458
*Madison Square Garden
Entertainment Corp., Class A 2 124
* Magnite , Inc. 85,493 1,237,084
Marcus Corp. (The) 21,605 326,019
Match Group, Inc. 33,891 1,055,705
New York Times Co. (The), Class
A 128,982 9,455,670
News Corp., Class A 237,429 6,417,706
#News Corp., Class B 62,888 1,955,817
Nexstar Media Group, Inc., Class
A 24,804 5,267,873
Omnicom Group, Inc. 215,906 16,633,398
#Paramount Skydance Corp.,
Class B 5,735 64,289
*Pinterest, Inc., Class A 298,293 6,601,224
* QuinStreet , Inc. 19,479 258,876
Shares Value
COMMUNICATION SERVICES — (Continued)
*Roku, Inc., Class A 60,510 $ 5,760,552
Saga Communications, Inc.,
Class A 8,193 93,236
Scholastic Corp. 4,623 161,666
Shutterstock, Inc. 1,129 22,411
Sinclair, Inc. 23,233 337,111
#Sirius XM Holdings, Inc. 6,660 135,531
*Snap, Inc., Class A 4,702 32,585
#*Sphere Entertainment Co. 11,399 1,088,718
Spok Holdings, Inc. 9,322 128,364
* Stagwell , Inc., Class A 37,762 226,950
TEGNA, Inc. 130,902 2,508,082
Telephone and Data Systems,
Inc. 79,041 3,567,120
TKO Group Holdings, Inc., Class
A 28 5,672
T-Mobile US, Inc. 382,533 75,439,333
*TripAdvisor, Inc. 36,011 478,586
*USA TODAY Co, Inc. 330 1,954
Verizon Communications, Inc. 3,298,586 146,853,049
*Versant Media Group, Inc. 112,370 3,661,015
Walt Disney Co. (The) 870,788 98,224,886
*Warner Bros Discovery, Inc. 1,368,795 37,696,614
*Yelp, Inc., Class A 49,810 1,363,798
*ZoomInfo Technologies, Inc.,
Class A 250,892 2,019,681
TOTAL COMMUNICATION
SERVICES 772,677,240
CONSUMER DISCRETIONARY — (4.9%)
#*1-800-Flowers.com, Inc., Class
A 20,434 88,275
*Abercrombie & Fitch Co. 27,326 2,667,837
Academy Sports & Outdoors, Inc. 29,951 1,647,605
#Acushnet Holdings Corp. 37,337 3,619,449
* Adient PLC 16,610 345,488
ADT, Inc. 624,028 4,992,224
* Adtalem Global Education, Inc. 37,067 3,838,288
*Amazon.com, Inc. 31 7,418
*American Axle & Manufacturing
Holdings, Inc. 481 3,834
American Eagle Outfitters, Inc. 122,423 2,853,680
* Aptiv PLC 163,570 12,390,428
Aramark 208,132 8,011,001
#*Arhaus, Inc., Class A 50 509
*Asbury Automotive Group, Inc. 15,718 3,686,028
Autoliv, Inc. 63,680 7,720,563
*AutoNation, Inc. 30,563 6,264,804
Bassett Furniture Industries, Inc. 2,900 45,820
*Beazer Homes USA, Inc. 6,423 138,544
Best Buy Co., Inc. 163,581 10,649,123
#*Biglari Holdings, Inc., Class B 8 3,000
#*Birkenstock Holding PLC 122,286 4,617,519
#*BJ's Restaurants, Inc. 20,170 843,509
*Boot Barn Holdings, Inc. 24,721 4,412,204

88
Dimensional US Marketwide Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
BorgWarner, Inc. 183,862 $ 8,716,897
Boyd Gaming Corp. 316 26,715
*Bright Horizons Family Solutions,
Inc. 45,023 4,170,480
Brightstar Lottery PLC 7,100 102,808
Brunswick Corp. 61,946 4,969,308
Buckle, Inc. (The) 36,252 1,714,720
#Build-A-Bear Workshop, Inc.,
Class A 11,289 673,728
Caleres, Inc. 13,579 165,935
*Callaway Golf Co 16,632 238,669
Camping World Holdings, Inc.,
Class A 6,208 81,884
Canterbury Park Holding Corp. 2,755 42,702
*CarMax, Inc. 59,202 2,636,857
*Carnival Corp. 876,853 26,323,127
Carriage Services, Inc., Class A 13,475 578,212
* Cavco Industries, Inc. 5,485 2,698,730
Century Communities, Inc. 24,192 1,523,612
*Champion Homes, Inc. 48,699 3,817,028
#Cheesecake Factory, Inc. (The) 607 35,182
*Citi Trends, Inc. 3,962 170,960
Columbia Sportswear Co. 7,806 431,516
#*Crocs, Inc. 16,930 1,420,766
*Culp, Inc. 9,356 32,933
D.R. Horton, Inc. 172,912 25,736,222
Dana, Inc. 101,656 2,937,858
#*Dave & Buster's Entertainment,
Inc. 193 3,623
#Dick's Sporting Goods, Inc. 45,669 9,225,138
#Dillard's, Inc., Class A 6,221 3,779,631
*Dorman Products, Inc. 24,476 3,039,919
#*Dream Finders Homes, Inc.,
Class A 13,572 249,589
#*Driven Brands Holdings, Inc. 12,155 189,010
eBay, Inc. 180,791 16,491,755
Escalade, Inc. 277 4,028
Ethan Allen Interiors, Inc. 20,684 474,284
*Figs, Inc., Class A 54,559 589,783
*First Watch Restaurant Group,
Inc. 29,339 469,131
*Five Below, Inc. 43,627 8,360,678
Flanigan's Enterprises, Inc. 865 28,134
Flexsteel Industries, Inc. 2,068 82,782
#*Floor & Decor Holdings, Inc.,
Class A 30,000 1,978,800
*Flutter Entertainment PLC, Class
DI 93,607 15,459,196
Ford Motor Co. 3,400,319 47,196,428
Gap, Inc. (The) 307,552 8,605,305
Garmin, Ltd. 141,301 28,491,934
General Motors Co. 794,845 66,766,980
*Genesco, Inc. 6,504 188,161
Gentex Corp. 171,018 3,935,124
* Gentherm , Inc. 23,659 756,142
Genuine Parts Co. 112,604 15,650,830
G-III Apparel Group, Ltd. 33,197 974,332
Gildan Activewear, Inc., Class A 807 52,439
#*Global Business Travel Group I 98,142 672,273
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Gold.com, Inc., Class A 9,940 $ 515,389
#*Goodyear Tire & Rubber Co.
(The) 56,334 530,103
Graham Holdings Co., Class B 1,545 1,802,443
*Grand Canyon Education, Inc. 1,027 178,534
*Green Brick Partners, Inc. 5,881 408,083
Group 1 Automotive, Inc. 10,130 3,588,654
Hamilton Beach Brands Holding
Co., Class A 10,060 192,045
#Harley-Davidson, Inc. 58,691 1,162,082
Hasbro, Inc. 56,508 5,046,729
Haverty Furniture Cos., Inc. 13,820 349,922
*Helen of Troy, Ltd. 24,336 403,004
*Hilton Grand Vacations, Inc. 78,617 3,546,413
Hooker Furnishings Corp. 10,814 143,502
*Hovnanian Enterprises, Inc.,
Class A 1,769 199,278
#Hyatt Hotels Corp., Class A 21,154 3,307,851
Johnson Outdoors, Inc., Class A 3,987 180,970
#KB Home 37,106 2,135,079
#Kohl's Corp. 3,945 68,919
*Latham Group, Inc. 1,085 6,825
*Laureate Education, Inc., Class
A 121,684 4,173,761
La-Z-Boy, Inc. 32,882 1,197,234
LCI Industries 19,700 2,889,793
Lear Corp. 39,458 4,620,137
Lennar Corp., Class A 113,879 12,452,669
#Lennar Corp., Class B 10,732 1,086,722
Levi Strauss & Co., Class A 76,941 1,529,587
*LGI Homes, Inc. 1,111 55,672
*Liberty Live Holdings, Inc., Class
A 8,973 721,788
*Liberty Live Holdings, Inc., Class
C 23,375 1,930,308
*Life Time Group Holdings, Inc. 171,301 4,996,850
Lifetime Brands, Inc. 16,431 51,758
*Lincoln Educational Services
Corp. 8,503 226,690
Lithia Motors, Inc., Class A 19,926 6,444,865
LKQ Corp. 206,579 6,786,120
#*Lovesac Co. (The) 4,841 64,482
*Lululemon Athletica, Inc. 49,371 8,615,240
*M/I Homes, Inc. 21,330 2,851,821
Macy's, Inc. 137,513 2,753,010
* MarineMax , Inc. 12,667 342,389
Marriott Vacations Worldwide
Corp. 26,806 1,455,834
*Mattel, Inc. 242,370 5,063,109
#Matthews International Corp.,
Class A 14,183 372,871
Meritage Homes Corp. 55,638 3,867,397
*MGM Resorts International 210,414 7,057,286
#*Mister Car Wash, Inc. 33,408 185,414
*Mohawk Industries, Inc. 48,374 5,726,514
Monarch Casino & Resort, Inc. 2,956 270,563
*Motorcar Parts of America, Inc. 16,200 201,366
Movado Group, Inc. 12,834 292,615
*National Vision Holdings, Inc. 62,218 1,639,444

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Dimensional US Marketwide Value ETF
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Shares Value
CONSUMER DISCRETIONARY — (Continued)
Newell Brands, Inc. 57,326 $ 243,636
NIKE, Inc., Class B 306 18,914
*Norwegian Cruise Line Holdings,
Ltd. 13,136 288,467
*NVR, Inc. 1,299 9,918,813
*Ollie's Bargain Outlet Holdings,
Inc. 38,103 4,203,142
OneSpaWorld Holdings, Ltd. 66,662 1,309,908
#Patrick Industries, Inc. 26,666 3,364,449
Penske Automotive Group, Inc. 29,218 4,581,090
Perdoceo Education Corp. 52,674 1,687,148
#*Petco Health & Wellness Co.,
Inc., Class A 3,078 8,280
Phinia , Inc. 32,660 2,324,412
Polaris, Inc. 1,301 83,056
#PulteGroup, Inc. 163,046 20,395,424
*Pursuit Attractions and
Hospitality, Inc. 478 16,601
#PVH Corp. 38,643 2,409,777
Ralph Lauren Corp., Class A 16,714 5,906,895
#RCI Hospitality Holdings, Inc. 7,677 184,555
*Revolve Group, Inc., Class A 23,331 645,102
#*Rivian Automotive, Inc., Class A 605,919 8,937,305
Rocky Brands, Inc. 7,815 251,565
*Sally Beauty Holdings, Inc. 42,521 647,170
#*Savers Value Village, Inc. 27,549 285,408
#*SharkNinja, Inc. 22,880 2,704,416
Shoe Carnival, Inc. 23,452 446,995
#Signet Jewelers, Ltd. 32,068 2,958,914
Smith & Wesson Brands, Inc. 48,249 526,879
Somnigroup International, Inc. 151,537 13,312,525
Sonic Automotive, Inc., Class A 17,440 1,045,702
*Sonos, Inc. 2,001 28,714
Standard Motor Products, Inc. 17,505 698,975
Steven Madden, Ltd. 57,189 2,509,453
Strategic Education, Inc. 19,336 1,643,947
* Strattec Security Corp. 5,200 411,424
*Stride, Inc. 40,441 3,421,309
Sturm Ruger & Co., Inc. 1,131 41,496
Superior Group of Cos., Inc. 16,152 160,874
*Taylor Morrison Home Corp.,
Class A 82,627 5,036,116
#Thor Industries, Inc. 45,804 5,124,093
Toll Brothers, Inc. 62,369 9,011,697
#*TopBuild Corp. 21,567 10,094,434
*Tri Pointe Homes, Inc. 81,131 2,705,719
*Unifi, Inc. 34,880 134,637
*Universal Technical Institute, Inc. 45,210 1,258,194
Upbound Group, Inc. 18,486 349,385
*Urban Outfitters, Inc. 74,036 5,245,451
*Valvoline, Inc. 13,447 439,986
VF Corp. 278,518 5,456,168
*Victoria's Secret & Co. 58,902 3,210,748
Visteon Corp. 18,274 1,660,376
#Whirlpool Corp. 32,447 2,595,436
Winnebago Industries, Inc. 22,162 1,017,457
Wolverine World Wide, Inc. 49,853 883,395
#*XPEL, Inc. 5,720 294,637
*YETI Holdings, Inc. 59,768 2,731,995
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Zumiez, Inc. 785 $ 19,319
TOTAL CONSUMER
DISCRETIONARY 670,390,545
CONSUMER STAPLES — (3.4%)
#Albertsons Cos., Inc., Class A 417,976 6,959,300
#Alico, Inc. 960 39,658
Andersons, Inc. (The) 27,767 1,721,276
Archer-Daniels-Midland Co. 236,235 15,900,978
* BellRing Brands, Inc. 29,137 724,637
*BJ's Wholesale Club Holdings,
Inc. 48,407 4,474,743
*Boston Beer Co., Inc. (The),
Class A 6,424 1,372,295
Brown-Forman Corp., Class A 809 22,514
#Brown-Forman Corp., Class B 226,008 6,185,839
Bunge Global SA 112,519 12,813,664
Calavo Growers, Inc. 7,600 193,344
Cal-Maine Foods, Inc. 39,775 3,322,406
#Campbell's Co. (The) 6,024 168,552
#Casey's General Stores, Inc. 29,123 17,663,100
*Central Garden & Pet Co. 8,666 293,171
*Central Garden & Pet Co., Class
A 40,461 1,240,939
*Chefs' Warehouse, Inc. (The) 33,370 2,098,973
Church & Dwight Co., Inc. 146,367 14,087,824
Coca-Cola Consolidated, Inc. 1,805 274,468
Conagra Brands, Inc. 21,787 403,277
Constellation Brands, Inc., Class
A 92,183 14,445,076
*Darling Ingredients, Inc. 130,172 5,943,654
Dole PLC 45,841 730,247
Dollar General Corp. 167,046 23,959,408
*Dollar Tree, Inc. 89,513 10,525,834
Edgewell Personal Care Co. 26,248 510,786
*elf Beauty, Inc. 351 29,831
Fresh Del Monte Produce, Inc. 29,910 1,186,231
* Freshpet , Inc. 37,051 2,582,455
General Mills, Inc. 302,781 14,006,649
*Hain Celestial Group, Inc. (The) 16,672 20,173
Hormel Foods Corp. 252,352 6,210,383
Ingles Markets, Inc., Class A 11,585 867,253
Ingredion, Inc. 51,590 6,092,779
#Interparfums, Inc. 23,758 2,318,068
J&J Snack Foods Corp. 12,398 1,177,810
J.M. Smucker Co. (The) 85,003 8,913,415
John B. Sanfilippo & Son, Inc. 7,116 575,684
Kenvue , Inc. 1,547,153 26,920,462
Keurig Dr Pepper, Inc. 667,375 18,312,770
#Kraft Heinz Co. (The) 550,264 13,063,267
Kroger Co. (The) 504,883 31,731,897
Lamb Weston Holdings, Inc. 35,327 1,622,569
Limoneira Co. 5,260 75,744
* Maplebear , Inc. 167,383 6,219,952
Marzetti Co. (The) 20,983 3,600,053
McCormick & Co., Inc. 157,436 9,734,268
*Mission Produce, Inc. 120 1,615
Molson Coors Beverage Co.,
Class B 142,662 6,853,482

90
Dimensional US Marketwide Value ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
Mondelez International, Inc.,
Class A 939,532 $ 54,934,436
*National Beverage Corp. 52 1,772
Natural Grocers by Vitamin
Cottage, Inc. 11,923 325,736
*Nature's Sunshine Products, Inc. 1,029 25,951
Oil- Dri Corp. of America 8,654 524,000
*Performance Food Group Co. 121,446 11,592,021
Pilgrim's Pride Corp. 110,820 4,806,263
#*Post Holdings, Inc. 43,874 4,488,749
PriceSmart , Inc. 25,262 3,592,509
Procter & Gamble Co. (The) 84,939 12,891,192
Reynolds Consumer Products,
Inc. 146,933 3,404,438
Seaboard Corp. 579 2,942,640
*Seneca Foods Corp., Class A 5,293 631,614
*Seneca Foods Corp., Class B 300 35,460
*Simply Good Foods Co. (The) 80,468 1,510,384
Spectrum Brands Holdings, Inc. 16,654 1,061,026
*Sprouts Farmers Market, Inc. 11,227 796,107
Target Corp. 272,342 28,723,911
#Tootsie Roll Industries, Inc. 17,192 651,233
Turning Point Brands, Inc. 84 10,177
Tyson Foods, Inc., Class A 150,589 9,837,979
*United Natural Foods, Inc. 34,322 1,277,808
Universal Corp. 20,512 1,160,774
*US Foods Holding Corp. 186,323 15,580,329
Village Super Market, Inc., Class
A 1,900 67,754
#*Vital Farms, Inc. 25,633 729,259
#Weis Markets, Inc. 18,607 1,323,888
TOTAL CONSUMER STAPLES 471,120,183
ENERGY — (11.2%)
Antero Midstream Corp. 423,189 7,964,417
*Antero Resources Corp. 232,630 8,460,753
APA Corp. 197,904 5,226,645
Archrock , Inc. 147,045 4,351,062
Baker Hughes Co., Class A 791,449 44,352,802
*Bristow Group, Inc. 12,144 533,850
Cactus, Inc., Class A 46,634 2,622,230
California Resources Corp. 58,592 3,134,672
Cheniere Energy, Inc. 54,320 11,489,766
Chevron Corp. 1,584,873 280,364,034
Chord Energy Corp. 7,553 757,113
#*CNX Resources Corp. 83,123 3,225,172
#*Comstock Resources, Inc. 201,999 4,918,676
ConocoPhillips 999,614 104,189,767
#Core Laboratories, Inc. 2,189 42,773
Core Natural Resources, Inc. 20,208 1,927,439
Coterra Energy, Inc. 572,611 16,519,827
#Crescent Energy Co., Class A 191,858 1,874,453
*CVR Energy, Inc. 1,940 44,116
Delek US Holdings, Inc. 4,821 142,268
Devon Energy Corp. 488,324 19,635,508
DHT Holdings, Inc. 150,157 2,151,750
Diamondback Energy, Inc. 181,928 29,827,096
Dorian LPG, Ltd. 21,199 626,006
DT Midstream, Inc. 78,994 9,954,824
Shares Value
ENERGY — (Continued)
EOG Resources, Inc. 437,521 $ 49,059,230
EQT Corp. 375,564 21,681,310
Expand Energy Corp. 179,458 20,172,874
* Expro Group Holdings NV 412 6,596
Exxon Mobil Corp. 3,163,132 447,266,865
* Geospace Technologies Corp. 19 294
Granite Ridge Resources, Inc. 4,931 24,754
*Gulfport Energy Corp. 9,803 2,001,478
Halliburton Co. 534,584 17,919,256
*Helix Energy Solutions Group,
Inc. 71,917 571,021
Helmerich & Payne, Inc. 60,538 2,051,027
HF Sinclair Corp. 147,460 7,666,445
* Innovex International, Inc. 744 18,488
International Seaways, Inc. 32,044 1,911,425
Kinder Morgan, Inc. 1,378,912 42,043,027
Kodiak Gas Services, Inc. 61,523 2,584,581
Liberty Energy, Inc., Class A 56,757 1,399,060
Magnolia Oil & Gas Corp., Class
A 157,179 4,009,636
#Marathon Petroleum Corp. 227,786 40,133,615
Matador Resources Co. 96,194 4,351,817
Murphy Oil Corp. 15,325 461,129
*Nabors Industries, Ltd. 4,143 276,918
NACCO Industries, Inc., Class A 2,990 147,198
Natural Gas Services Group, Inc. 10,028 347,370
Noble Corp. PLC 24,980 889,788
Nordic American Tankers, Ltd. 15,701 65,316
#Northern Oil & Gas, Inc. 77,247 1,931,175
NOV, Inc. 100,619 1,846,359
#Occidental Petroleum Corp. 745,998 33,860,849
*Oceaneering International, Inc. 70,196 2,112,900
ONEOK, Inc. 421,682 33,392,998
Ovintiv , Inc. 196,916 8,559,939
*Par Pacific Holdings, Inc. 19,112 721,287
Patterson-UTI Energy, Inc. 783 5,896
Peabody Energy Corp. 13,225 466,313
Permian Resources Corp., Class
A 560,657 9,043,397
Phillips 66 196,399 28,195,040
* PrimeEnergy Resources Corp. 5 915
* ProPetro Holding Corp. 19,333 222,136
Range Resources Corp. 212,189 8,031,354
*REX American Resources Corp. 25,722 869,661
Riley Exploration Permian, Inc. 456 12,791
#RPC, Inc. 156,424 1,040,220
Scorpio Tankers, Inc. 41,592 2,646,083
*SEACOR Marine Holdings, Inc. 12,678 84,689
*Seadrill, Ltd. 29,658 1,141,240
Select Water Solutions, Inc.,
Class A 85,417 1,032,692
SFL Corp., Ltd., Class B 80,125 709,907
SLB, Ltd. 1,116,125 53,998,127
SM Energy Co. 10,248 199,529
*Talos Energy, Inc. 122,548 1,460,772
TechnipFMC PLC 324,255 18,067,489
Teekay Corp., Ltd. 63,163 646,157
Teekay Tankers, Ltd., Class A 20,944 1,351,307

91
Dimensional US Marketwide Value ETF
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Shares Value
ENERGY — (Continued)
*TETRA Technologies, Inc. 74,070 $ 844,398
*Tidewater, Inc. 9,122 570,034
*Transocean, Ltd. 11,254 55,932
VAALCO Energy, Inc. 209 1,074
* Valaris , Ltd. 11,484 662,971
Valero Energy Corp. 180,752 32,793,835
Viper Energy, Inc., Class A 10,360 438,642
#Vitesse Energy, Inc. 8,958 187,760
Weatherford International PLC 655 61,622
Williams Cos., Inc. (The) 811,247 54,564,473
World Kinect Corp. 49,487 1,331,695
TOTAL ENERGY 1,534,561,195
FINANCIALS — (22.4%)
1st Source Corp. 19,561 1,317,042
Affiliated Managers Group, Inc. 15,143 4,741,122
Aflac, Inc. 316,137 35,075,400
Alerus Financial Corp. 4,320 106,358
Allstate Corp. (The) 186,826 37,176,506
Ally Financial, Inc. 204,845 8,660,847
Amalgamated Financial Corp. 9,324 362,144
American Coastal Insurance
Corp. 44 486
American Financial Group, Inc. 66,165 8,619,315
American International Group,
Inc. 341,526 25,573,467
Ameris Bancorp 56,191 4,530,118
AMERISAFE, Inc. 10,737 403,819
AmeriServ Financial, Inc. 30,968 102,194
*Arch Capital Group, Ltd. 255,165 24,506,047
Arthur J. Gallagher & Co. 15,379 3,835,061
Associated Banc-Corp. 129,756 3,537,149
Assurant, Inc. 32,723 7,792,328
Assured Guaranty, Ltd. 38,476 3,264,689
Atlantic Union Bankshares Corp. 68,467 2,659,258
*Atlanticus Holdings Corp. 2,224 114,825
Axis Capital Holdings, Ltd. 73,868 7,621,700
* Axos Financial, Inc. 46,523 4,605,312
Banc of California, Inc. 84,239 1,683,095
#BancFirst Corp. 16,844 1,851,998
*Bancorp, Inc. (The) 20,416 1,213,527
Bank First Corp. 1,007 140,517
Bank of America Corp. 2,865,643 152,452,208
Bank of Hawaii Corp. 30,851 2,307,038
Bank of New York Mellon Corp.
(The) 344,580 41,322,034
Bank of NT Butterfield & Son, Ltd.
(The) 35,126 1,819,527
Bank OZK 93,319 4,438,252
BankUnited, Inc. 56,003 2,658,462
Banner Corp. 31,553 1,951,237
Bar Harbor Bankshares 2,733 92,676
Beacon Financial Corp. 50,437 1,429,889
*Berkshire Hathaway, Inc., Class
B 735,885 353,614,819
Blackrock, Inc. 65 72,731
*Block, Inc., Class A 266,763 16,120,488
#BOK Financial Corp. 57,423 7,461,545
Shares Value
FINANCIALS — (Continued)
*Bowhead Specialty Holdings,
Inc. 338 $ 8,301
Bread Financial Holdings, Inc. 38,359 2,782,562
* Brighthouse Financial, Inc. 43,602 2,793,144
#Brown & Brown, Inc. 215 15,501
Byline Bancorp, Inc. 21,915 699,746
Cadence Bank 148,273 6,243,776
Capital City Bank Group, Inc. 14,283 596,458
Capital One Financial Corp. 254,985 55,823,866
Capitol Federal Financial, Inc. 50,879 370,399
Carlyle Group, Inc. (The) 174,887 10,279,858
Cathay General Bancorp 55,835 2,857,635
Central Pacific Financial Corp. 1,099 35,794
Chemung Financial Corp. 300 18,231
Chubb, Ltd. 183,561 56,823,143
Cincinnati Financial Corp. 93,237 15,000,901
Citigroup, Inc. 737,798 85,370,607
Citizens Community Bancorp, Inc. 10,355 187,840
Citizens Financial Group, Inc. 228,768 14,407,809
City Holding Co. 9,237 1,136,982
CME Group, Inc., Class A 54,742 15,823,723
CNB Financial Corp. 6,999 193,872
CNO Financial Group, Inc. 78,649 3,307,190
Columbia Banking System, Inc. 206,800 6,088,192
*Columbia Financial, Inc. 3,070 49,949
#Comerica, Inc. 107,334 9,517,306
Commerce Bancshares, Inc. 92,043 4,845,144
Community Financial System, Inc. 39,365 2,460,312
Community Trust Bancorp, Inc. 16,592 1,023,726
Community West Bancshares 316 7,575
ConnectOne Bancorp, Inc. 35,616 948,098
#*Consumer Portfolio Services,
Inc. 23,800 205,394
Corebridge Financial, Inc. 405,842 12,512,109
#*Credit Acceptance Corp. 160 79,718
Cullen/Frost Bankers, Inc. 50,536 6,964,872
*Customers Bancorp, Inc. 27,755 2,193,200
CVB Financial Corp. 106,344 2,096,040
Diamond Hill Investment Group,
Inc. 169 28,958
DigitalBridge Group, Inc. 16,504 253,997
Dime Community Bancshares,
Inc. 24,124 820,698
Donegal Group, Inc., Class A 12,386 231,247
*Donnelley Financial Solutions,
Inc. 532 27,531
Eagle Bancorp, Inc. 2,452 65,616
East West Bancorp, Inc. 107,833 12,340,409
Eastern Bankshares , Inc. 12,055 246,947
Employers Holdings, Inc. 21,651 944,417
Enact Holdings, Inc. 37,168 1,478,171
*Encore Capital Group, Inc. 13,294 733,829
*Enova International, Inc. 20,253 3,345,188
Enterprise Financial Services
Corp. 30,768 1,764,545
Equity Bancshares, Inc., Class A 2,393 110,365
Esquire Financial Holdings, Inc. 2,502 266,788
Essent Group, Ltd. 93,197 5,863,955
* Euronet Worldwide, Inc. 15,982 1,158,056

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continued
Shares Value
FINANCIALS — (Continued)
Everest Group, Ltd. 20,907 $ 6,926,071
EVERTEC, Inc. 25 750
*EZCORP, Inc., Class A 50,651 1,086,464
F&G Annuities & Life, Inc. 20,879 615,722
FB Financial Corp. 38,528 2,216,516
Federal Agricultural Mortgage
Corp., Class A 177 22,952
Federal Agricultural Mortgage
Corp., Class C 8,357 1,414,840
Federated Hermes, Inc., Class B 17,615 938,527
Fidelis Insurance Holdings, Ltd. 19,418 369,719
Fidelity National Financial, Inc. 212,625 11,564,674
Fidelity National Information
Services, Inc. 347,258 19,186,004
Fifth Third Bancorp 396,569 19,915,695
Financial Institutions, Inc. 10,663 351,239
First American Financial Corp. 86,063 5,437,460
First Bancorp 34,497 1,998,411
First Bancorp 133,407 2,950,963
First Busey Corp. 48,775 1,202,304
First Business Financial Services,
Inc. 964 55,256
First Citizens BancShares , Inc.,
Class A 7,297 15,101,652
First Commonwealth Financial
Corp. 86,923 1,567,222
First Financial Bancorp 89,218 2,564,125
First Financial Corp. 1,147 74,739
First Hawaiian, Inc. 92,753 2,462,592
First Horizon Corp. 273,382 6,695,125
First Internet Bancorp 5,329 116,119
First Interstate BancSystem , Inc.,
Class A 73,266 2,598,745
First Merchants Corp. 48,058 1,910,786
First Mid Bancshares, Inc. 192 8,083
First United Corp. 1,266 48,526
FirstCash Holdings, Inc. 32,348 5,515,334
*Fiserv, Inc. 131,345 8,370,617
FNB Corp. 292,605 5,135,218
Franklin Resources, Inc. 264,899 7,051,611
Fulton Financial Corp. 147,779 3,051,636
*Genworth Financial, Inc., Class A 322,841 2,692,494
German American Bancorp, Inc. 18,618 783,259
Glacier Bancorp, Inc. 95,352 4,832,439
Global Payments, Inc. 120,398 8,637,353
Globe Life, Inc. 65,706 9,213,295
Goldman Sachs Group, Inc. (The) 156,422 146,318,703
Great Southern Bancorp, Inc. 3,268 200,590
*Green Dot Corp., Class A 3,859 47,003
*Hamilton Insurance Group, Ltd.,
Class B 5,405 149,989
Hancock Whitney Corp. 69,952 4,812,698
Hanover Insurance Group, Inc.
(The) 26,897 4,683,844
Hartford Insurance Group, Inc.
(The) 227,150 30,678,879
HCI Group, Inc. 6,070 963,127
Heritage Commerce Corp. 11,806 150,290
Heritage Financial Corp. 8,126 209,732
Shares Value
FINANCIALS — (Continued)
*Heritage Insurance Holdings, Inc. 8,493 $ 221,412
Hilltop Holdings, Inc. 26,171 980,104
Home Bancorp, Inc. 719 42,917
Home BancShares , Inc. 163,034 4,711,683
Hope Bancorp, Inc. 65,843 788,799
Horace Mann Educators Corp. 28,555 1,279,550
Huntington Bancshares, Inc. 1,101,135 19,247,840
Independent Bank Corp. 23,844 1,926,118
Intercontinental Exchange, Inc. 84,300 14,649,654
International Bancshares Corp. 49,822 3,469,604
Invesco, Ltd. 331,371 9,043,115
Investors Title Co. 1,087 281,990
Jackson Financial, Inc., Class A 57,763 6,869,176
Janus Henderson Group PLC 129,444 6,230,140
Jefferies Financial Group, Inc. 106,352 6,506,615
JPMorgan Chase & Co. 1,777,690 543,777,594
Kemper Corp. 27,308 1,076,208
KeyCorp 578,226 12,443,424
Lakeland Financial Corp. 10,013 596,775
Landmark Bancorp, Inc. 3,528 95,221
* LendingClub Corp. 81,146 1,372,179
Lincoln National Corp. 47,437 1,973,854
Live Oak Bancshares, Inc. 22,549 901,058
Loews Corp. 107,341 11,331,989
M&T Bank Corp. 79,379 17,588,005
*Markel Group, Inc. 9,441 19,265,682
Mercantile Bank Corp. 4,938 256,677
Merchants Bancorp 33,326 1,381,696
Mercury General Corp. 39,713 3,478,462
Meridian Corp. 1,022 19,346
MetLife, Inc. 548,496 43,265,364
Metropolitan Bank Holding Corp. 1,302 120,565
MGIC Investment Corp. 195,487 5,262,510
Middlefield Banc Corp. 452 15,160
MidWestOne Financial Group,
Inc. 10,093 467,508
Morgan Stanley 565,395 103,354,206
MVB Financial Corp. 716 20,220
National Bank Holdings Corp.,
Class A 32,190 1,293,394
Navient Corp. 47,221 463,238
NBT Bancorp, Inc. 38,513 1,711,133
*NCR Atleos Corp. 1 37
Nelnet, Inc., Class A 20,006 2,638,791
#Nicolet Bankshares , Inc. 10,570 1,543,009
*NMI Holdings, Inc., Class A 63,146 2,445,013
Northeast Bank 1,536 176,993
Northern Trust Corp. 155,677 23,262,814
Northfield Bancorp, Inc. 26,091 321,441
Northrim Bancorp, Inc. 19,260 453,766
Northwest Bancshares, Inc. 112,019 1,442,805
OceanFirst Financial Corp. 26,774 502,012
OFG Bancorp 37,520 1,512,056
#Old National Bancorp 268,451 6,558,258
Old Republic International Corp. 197,541 7,737,681
OneMain Holdings, Inc., Class A 97,951 6,419,709
Oppenheimer Holdings, Inc.,
Class A 3,097 260,241

93
Dimensional US Marketwide Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Origin Bancorp, Inc. 9,701 $ 415,494
Orrstown Financial Services, Inc. 2,898 104,386
Park National Corp. 9,421 1,535,058
Pathward Financial, Inc. 19,713 1,779,887
* Payoneer Global, Inc. 68,312 436,514
PayPal Holdings, Inc. 2,945 155,172
PennyMac Financial Services,
Inc. 42,021 4,198,738
Peoples Bancorp of North
Carolina, Inc. 275 10,073
Peoples Bancorp, Inc. 21,566 701,326
Pinnacle Financial Partners, Inc. 127,544 12,128,159
PNC Financial Services Group,
Inc. (The) 172,020 38,412,066
Popular, Inc. 55,609 7,425,470
Preferred Bank/Los Angeles CA 10,699 917,653
Primis Financial Corp. 193 2,602
Principal Financial Group, Inc. 175,277 16,602,237
* ProAssurance Corp. 2,315 56,069
PROG Holdings, Inc. 26,426 857,259
Prosperity Bancshares, Inc. 75,403 5,203,561
Provident Financial Holdings, Inc. 4,144 66,967
Provident Financial Services, Inc. 95,601 2,116,606
Prudential Financial, Inc. 207,487 23,053,881
QCR Holdings, Inc. 8,518 768,835
Radian Group, Inc. 107,163 3,525,663
Raymond James Financial, Inc. 143,786 23,848,346
Regions Financial Corp. 583,645 16,633,882
Reinsurance Group of America,
Inc. 34,353 6,965,071
RenaissanceRe Holdings, Ltd. 31,955 9,001,723
Renasant Corp. 43,912 1,655,922
Riverview Bancorp, Inc. 1,682 8,696
#RLI Corp. 75 4,382
Rocket Cos., Inc., Class A 1,355 24,295
S&T Bancorp, Inc. 26,439 1,127,359
Safety Insurance Group, Inc. 12,958 1,019,795
SB Financial Group, Inc. 1,184 27,031
Seacoast Banking Corp. of
Florida 43,320 1,448,621
Selective Insurance Group, Inc. 46,403 3,901,564
ServisFirst Bancshares, Inc. 1,154 94,455
Shore Bancshares, Inc. 25,218 478,385
Simmons First National Corp.,
Class A 83,005 1,687,492
* SiriusPoint , Ltd. 80,920 1,651,577
*Skyward Specialty Insurance
Group, Inc. 7,788 347,501
#SLM Corp. 97,338 2,642,727
#*SoFi Technologies, Inc. 468,681 10,690,614
Southside Bancshares, Inc. 12,016 386,795
SOUTHSTATE BANK Corp. 80,979 8,286,581
State Street Corp. 169,029 22,119,135
Stellar Bancorp, Inc. 26,577 987,070
Stewart Information Services
Corp. 23,189 1,563,634
Stifel Financial Corp. 67,083 8,271,334
Stock Yards Bancorp, Inc. 19,265 1,304,048
* StoneX Group, Inc. 35,483 3,983,322
Shares Value
FINANCIALS — (Continued)
Synchrony Financial 289,159 $ 21,001,618
#T. Rowe Price Group, Inc. 95,555 10,098,252
*Texas Capital Bancshares, Inc. 36,497 3,692,401
#TFS Financial Corp. 76,375 1,074,978
Timberland Bancorp, Inc. 3,971 154,631
Tiptree, Inc. 29,862 533,933
Tompkins Financial Corp. 304 24,356
Towne Bank 59,781 2,092,335
Travelers Cos., Inc. (The) 189,601 53,943,380
TriCo Bancshares 23,771 1,184,271
*Triumph Financial, Inc. 10,338 652,224
Truist Financial Corp. 646,921 33,264,678
Trustmark Corp. 49,527 2,105,888
UMB Financial Corp. 59,644 7,583,138
United Bankshares , Inc. 114,424 4,843,568
United Community Banks, Inc. 99,646 3,430,812
United Security Bancshares 8,637 92,761
Unity Bancorp, Inc. 3,592 193,824
Universal Insurance Holdings, Inc. 9,717 295,883
Univest Financial Corp. 23,490 778,459
Unum Group 112,368 8,536,597
US Bancorp 901,383 50,576,600
Valley National Bancorp 439,013 5,470,102
#Victory Capital Holdings, Inc.,
Class A 36,807 2,595,998
Virtu Financial, Inc., Class A 44,773 1,858,527
Virtus Investment Partners, Inc. 5,394 880,570
Voya Financial, Inc. 76,155 5,838,042
#W. R. Berkley Corp. 236,150 16,195,167
WaFd , Inc. 73,902 2,410,683
Walker & Dunlop, Inc. 9,613 604,562
Waterstone Financial, Inc. 20,883 381,950
Webster Financial Corp. 134,044 8,816,074
Wells Fargo & Co. 1,619,213 146,522,584
WesBanco , Inc. 44,167 1,558,653
Westamerica Bancorp 22,371 1,131,525
Western Alliance Bancorp 91,117 8,123,081
Western New England Bancorp,
Inc. 13,698 183,964
#Western Union Co. (The) 125,780 1,178,559
White Mountains Insurance
Group, Ltd. 1,904 3,893,547
Willis Towers Watson PLC 710 225,404
Wintrust Financial Corp. 50,299 7,418,599
#WisdomTree, Inc. 632 10,238
*World Acceptance Corp. 4,330 525,012
WSFS Financial Corp. 46,228 2,992,338
Zions Bancorp NA 119,900 7,183,209
TOTAL FINANCIALS 3,067,427,131
HEALTH CARE — (14.7%)
Abbott Laboratories 1,077,306 117,749,546
*ACADIA Pharmaceuticals, Inc. 104,693 2,630,935
Acme United Corp. 1,030 43,044
* AdaptHealth Corp., Class A 33,865 340,343
* Addus HomeCare Corp. 13,936 1,442,097
Agilent Technologies, Inc. 119,176 15,951,708
*Align Technology, Inc. 10,345 1,686,545
*Alkermes PLC 120,277 4,076,188

94
Dimensional US Marketwide Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
*AMN Healthcare Services, Inc. 37 $ 788
* Amneal Pharmaceuticals, Inc. 6,239 85,350
*ANI Pharmaceuticals, Inc. 15,591 1,276,123
*Anika Therapeutics, Inc. 6,027 55,629
#*Astrana Health, Inc. 10,909 248,071
#*Avantor, Inc. 36,641 400,120
* Azenta , Inc. 21,653 841,869
#Baxter International, Inc. 77,010 1,545,591
Becton Dickinson & Co. 202,645 41,234,205
*Biogen, Inc. 62,432 11,230,892
*BioMarin Pharmaceutical, Inc. 65,292 3,691,610
#*Bio-Rad Laboratories, Inc.,
Class A 15,827 4,648,390
Bio-Techne Corp. 45,118 2,891,613
*Boston Scientific Corp. 642,572 60,099,759
#*BrightSpring Health Services,
Inc. 95,080 3,733,792
Bristol-Myers Squibb Co. 1,423,078 78,340,444
*Brookdale Senior Living, Inc. 46,809 702,135
#Bruker Corp. 244 10,807
* CareDx , Inc. 12,691 260,800
*Castle Biosciences, Inc. 5,356 210,973
*Catalyst Pharmaceuticals, Inc. 83,263 2,023,291
*Centene Corp. 79,283 3,434,540
*Certara, Inc. 54,552 479,512
*Charles River Laboratories
International, Inc. 38,289 8,059,069
Chemed Corp. 7,932 3,388,074
Cigna Group (The) 186,305 51,068,064
*Collegium Pharmaceutical, Inc. 15,984 733,985
Concentra Group Holdings
Parent, Inc. 58,035 1,287,216
CONMED Corp. 15,120 580,457
*Cooper Cos., Inc. (The) 96,282 7,835,429
*Cross Country Healthcare, Inc. 20,775 193,623
#*Cumberland Pharmaceuticals,
Inc. 15,183 56,936
CVS Health Corp. 628,685 46,849,606
* CytomX Therapeutics, Inc. 282 1,605
Danaher Corp. 293,334 64,207,879
#*Dynavax Technologies Corp. 44,974 696,422
*Edwards Lifesciences Corp. 324,393 26,392,614
*Elanco Animal Health, Inc. 388,576 9,356,910
Elevance Health, Inc. 158,365 54,753,115
Encompass Health Corp. 77,921 7,365,872
#*Enovis Corp. 12,639 278,564
Ensign Group, Inc. (The) 44,854 7,699,638
* Envista Holdings Corp. 146,529 3,439,036
*Exact Sciences Corp. 47,516 4,862,787
* Exelixis , Inc. 210,226 8,694,947
* Fortrea Holdings, Inc. 2,808 47,202
GE HealthCare Technologies, Inc. 373,014 29,456,916
Gilead Sciences, Inc. 380 53,941
*Globus Medical, Inc., Class A 86,507 7,844,455
#*GRAIL, Inc. 3,550 347,261
* Haemonetics Corp. 37,591 2,505,816
*Harmony Biosciences Holdings,
Inc. 47,945 1,750,951
*HealthEquity, Inc. 68,497 5,868,138
Shares Value
HEALTH CARE — (Continued)
HealthStream, Inc. 9,731 $ 216,904
*Henry Schein, Inc. 94,334 7,120,330
*Hologic, Inc. 158,411 11,869,736
Humana, Inc. 83,186 16,237,907
*ICON PLC 14,146 2,549,817
*ICU Medical, Inc. 13,967 2,093,653
*Illumina, Inc. 5,477 793,124
*Incyte Corp. 112,663 11,274,186
* Innoviva , Inc. 53,252 1,065,040
*Inspire Medical Systems, Inc. 62 4,698
*Integer Holdings Corp. 27,892 2,422,699
*Integra LifeSciences Holdings
Corp. 178 1,983
*IQVIA Holdings, Inc. 78,441 18,053,196
*Jazz Pharmaceuticals PLC 45,865 7,544,334
Johnson & Johnson 1,620,263 368,204,767
*Kewaunee Scientific Corp. 1,631 64,490
*Krystal Biotech, Inc. 295 82,376
Labcorp Holdings, Inc. 55,136 14,970,527
* Lantheus Holdings, Inc. 2,984 199,689
#*Ligand Pharmaceuticals, Inc. 8,777 1,686,062
* LivaNova PLC 40,106 2,635,365
*Masimo Corp. 141 19,364
Medtronic PLC 844,935 86,994,508
Merck & Co., Inc. 437,656 48,260,327
*Merit Medical Systems, Inc. 45,582 3,696,244
* MiMedx Group, Inc. 13,883 70,942
*Molina Healthcare, Inc. 666 119,607
National HealthCare Corp. 12,512 1,790,592
* Neurocrine Biosciences, Inc. 67,002 9,116,292
#*Nutex Health, Inc. 6 893
* OmniAb , Inc.- Vesting 12.5 423 –
* OmniAb , Inc.- Vesting 15 423 –
*Omnicell, Inc. 23,104 1,120,544
*Option Care Health, Inc. 120,743 4,105,262
*PACS Group, Inc. 90 3,038
* Pediatrix Medical Group, Inc. 282 6,029
*Pennant Group, Inc. (The) 11,042 304,980
#Perrigo Co. PLC 19,950 283,490
Pfizer, Inc. 4,163,318 110,078,128
Phibro Animal Health Corp.,
Class A 1,703 68,375
*Prestige Consumer Healthcare,
Inc. 36,630 2,361,536
* Privia Health Group, Inc. 3,356 77,926
*Progyny, Inc. 39,334 938,903
Quest Diagnostics, Inc. 97,069 18,154,815
* QuidelOrtho Corp. 17,910 486,615
Regeneron Pharmaceuticals, Inc. 50,142 37,177,786
* Repligen Corp. 961 143,545
#ResMed, Inc. 1,817 469,349
*Revolution Medicines, Inc. 229 22,202
#Revvity, Inc. 60,290 6,559,552
#*Rigel Pharmaceuticals, Inc. 112 3,904
* Roivant Sciences, Ltd. 120,607 2,607,523
Select Medical Holdings Corp. 102,276 1,539,254
* Solventum Corp. 61,079 4,701,251
STERIS PLC 64,343 16,896,472

95
Dimensional US Marketwide Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Stoke Therapeutics, Inc. 341 $ 10,346
Stryker Corp. 110,968 41,009,334
*Supernus Pharmaceuticals, Inc. 38,526 1,855,412
*Surgery Partners, Inc. 30,758 457,064
#*Teladoc Health, Inc. 6,411 34,940
Teleflex, Inc. 16,635 1,736,195
*Tenet Healthcare Corp. 76,121 14,408,183
Thermo Fisher Scientific, Inc. 181,133 104,805,365
#*UFP Technologies, Inc. 4,317 1,084,171
*United Therapeutics Corp. 29,272 13,742,911
UnitedHealth Group, Inc. 664,787 190,747,334
Universal Health Services, Inc.,
Class B 55,537 11,177,377
US Physical Therapy, Inc. 9,068 760,533
*Veeva Systems, Inc., Class A 26,475 5,398,782
* Veracyte , Inc. 22,781 867,500
*Vertex Pharmaceuticals, Inc. 121,412 57,051,499
Viatris , Inc. 780,893 10,221,889
* Waystar Holding Corp. 3,223 85,603
West Pharmaceutical Services,
Inc. 612 141,445
Zimmer Biomet Holdings, Inc. 124,128 10,807,825
TOTAL HEALTH CARE 2,010,717,077
INDUSTRIALS — (15.3%)
#A.O. Smith Corp. 88,737 6,521,282
*AAR Corp. 30,131 3,191,174
ABM Industries, Inc. 51,017 2,348,823
Acuity, Inc. 25,196 7,791,611
Advanced Drainage Systems, Inc. 8,077 1,228,027
Aebi Schmidt Holding AG 19,816 290,106
AECOM 61,837 5,962,942
#*AeroVironment, Inc. 4,508 1,254,982
AGCO Corp. 59,942 6,798,022
Air Lease Corp., Class A 91,151 5,891,089
Alamo Group, Inc. 9,550 1,865,211
*Alaska Air Group, Inc. 94,124 4,784,323
Albany International Corp., Class
A 16,690 926,128
Alight, Inc., Class A 265,795 406,666
*Allegiant Travel Co. 4,678 414,611
#Allient, Inc. 4,144 252,825
Allison Transmission Holdings,
Inc. 66,107 7,185,831
*Amentum Holdings, Inc. 85,044 3,042,874
*Ameresco, Inc., Class A 724 22,690
*American Woodmark Corp. 11,916 707,691
AMETEK, Inc. 147,381 33,010,396
*API Group Corp. 246,344 10,240,520
Apogee Enterprises, Inc. 17,180 637,893
Applied Industrial Technologies,
Inc. 30,253 7,878,184
ArcBest Corp. 12,326 1,112,052
Arcosa , Inc. 39,260 4,494,092
Astec Industries, Inc. 21,179 1,031,841
*ATI, Inc. 60,246 7,247,594
Atkore, Inc. 1,065 73,964
AZZ, Inc. 22,807 2,834,682
Barrett Business Services, Inc. 11,795 448,210
Shares Value
INDUSTRIALS — (Continued)
*Blue Bird Corp. 16 $ 805
*BlueLinx Holdings, Inc. 1,492 103,784
Boise Cascade Co. 30,353 2,452,826
Brady Corp., Class A 34,863 3,014,604
*BrightView Holdings, Inc. 55,561 742,295
*Builders FirstSource , Inc. 87,723 10,035,511
*CACI International, Inc., Class A 17,083 10,601,368
Cadre Holdings, Inc. 18,248 730,102
Carlisle Cos., Inc. 22 7,500
Carpenter Technology Corp. 41,245 13,108,898
Carrier Global Corp. 537,564 32,028,063
#*Casella Waste Systems, Inc.,
Class A 33,223 3,351,536
#*CBIZ, Inc. 18,615 732,500
*CECO Environmental Corp. 8,487 572,278
* Centuri Holdings, Inc. 121 3,340
*Chart Industries, Inc. 35,715 7,405,148
Chicago Rivet & Machine Co. 291 3,827
*Clean Harbors, Inc. 40,880 10,625,121
CNH Industrial NV 979,723 10,541,819
Columbus McKinnon Corp. 16,542 348,705
CompX International, Inc. 500 11,650
#Concentrix Corp. 50,296 1,878,556
#*Construction Partners, Inc.,
Class A 1,716 188,554
Copa Holdings SA, Class A 26,088 3,558,403
*Copart, Inc. 351,469 14,262,612
*Core & Main, Inc., Class A 77,885 4,155,944
* Costamare Bulkers Holdings,
Ltd. 19,855 328,203
Costamare , Inc. 99,279 1,665,902
Covenant Logistics Group, Inc.,
Class A 14,160 348,336
CRA International, Inc. 3,534 667,714
Crane Co. 27,065 4,943,152
#CSG Systems International, Inc. 6,626 528,423
CSW Industrials, Inc. 338 91,253
CSX Corp. 1,386,361 52,348,991
Cummins, Inc. 103,866 60,119,718
Curtiss-Wright Corp. 15,447 10,143,890
*Custom Truck One Source, Inc. 39,181 247,624
Deere & Co. 189,729 100,176,912
Delta Air Lines, Inc. 537,563 35,420,026
Deluxe Corp. 22,219 586,582
*Distribution Solutions Group, Inc. 16,453 467,101
*DNOW, Inc. 157,805 2,397,058
Donaldson Co., Inc. 86,469 8,814,650
Douglas Dynamics, Inc. 14,892 561,131
Dover Corp. 105,456 21,248,329
*Ducommun, Inc. 11,613 1,316,334
*DXP Enterprises, Inc. 14,836 1,929,422
* Dycom Industries, Inc. 17,579 6,405,612
Eastern Co. (The) 8,217 153,658
Eaton Corp. PLC 105,987 37,245,952
Emerson Electric Co. 411,010 60,402,030
*Energy Recovery, Inc. 17,441 254,464
Enerpac Tool Group Corp., Class
A 41,855 1,689,268
EnerSys 30,239 5,448,765

96
Dimensional US Marketwide Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Ennis, Inc. 26,765 $ 521,650
Enpro , Inc. 16,487 3,936,766
* Enviri Corp. 21,512 407,007
Equifax, Inc. 60,100 12,104,140
Esab Corp. 48,791 5,908,590
ESCO Technologies, Inc. 20,748 4,734,071
Espey Mfg. & Electronics Corp. 1,671 88,346
* ExlService Holdings, Inc. 1,172 45,884
Federal Signal Corp. 47,977 5,185,834
FedEx Corp. 189,829 61,172,395
#*First Advantage Corp. 50,960 687,960
Flowserve Corp. 107,566 8,406,283
*Fluor Corp. 125,504 5,797,030
Fortive Corp. 238,373 12,588,478
Fortune Brands Innovations, Inc. 94,805 5,128,951
Franklin Electric Co., Inc. 35,998 3,586,121
#*Frontier Group Holdings, Inc. 66,692 309,451
*FTI Consulting, Inc. 25,930 4,529,193
*Gates Industrial Corp. PLC 212,951 4,902,132
GATX Corp. 28,973 5,270,478
Genco Shipping & Trading, Ltd. 20,866 436,099
* Gencor Industries, Inc. 12,989 186,262
*Generac Holdings, Inc. 46,587 7,828,479
General Dynamics Corp. 175,265 61,533,789
Genpact, Ltd. 164,133 7,238,265
*Gibraltar Industries, Inc. 23,454 1,202,252
Gorman-Rupp Co. (The) 18,351 999,946
Graco, Inc. 95,861 8,371,541
#Granite Construction, Inc. 35,468 4,282,406
*Great Lakes Dredge & Dock
Corp. 45,089 675,433
Greenbrier Cos., Inc. (The) 25,561 1,288,786
#*GXO Logistics, Inc. 95,471 5,402,704
*Hayward Holdings, Inc. 175,481 2,832,263
*Healthcare Services Group, Inc. 27,081 509,664
Helios Technologies, Inc. 6,544 423,920
#Herc Holdings, Inc. 29,550 4,235,697
#Hexcel Corp. 61,893 5,125,359
*Hillman Solutions Corp. 156,703 1,468,307
HNI Corp. 56,663 2,707,925
Hub Group, Inc., Class A 49,811 2,370,007
Hubbell, Inc., Class B 4,296 2,096,190
Huntington Ingalls Industries, Inc. 31,876 13,404,177
* Hurco Cos., Inc. 3,927 64,953
*Huron Consulting Group, Inc. 14,130 2,387,970
Hyster-Yale, Inc. 9,866 330,018
ICF International, Inc. 14,984 1,397,258
IDEX Corp. 45,986 9,130,520
Ingersoll Rand, Inc. 194,851 16,774,723
Insteel Industries, Inc. 15,459 512,311
Interface, Inc., Class A 28,041 882,450
ITT, Inc. 58,844 10,727,261
Jacobs Solutions, Inc. 97,847 13,234,785
*Janus International Group, Inc. 25,484 174,820
JB Hunt Transport Services, Inc. 84,198 17,068,619
#*JetBlue Airways Corp. 78,498 382,285
Johnson Controls International
PLC 329,085 39,246,677
Shares Value
INDUSTRIALS — (Continued)
Kadant , Inc. 9,409 $ 3,020,665
KBR, Inc. 96,051 4,111,943
Kennametal, Inc. 70,246 2,415,760
Kforce , Inc. 3,851 136,056
*Kirby Corp. 43,174 5,079,853
Knight-Swift Transportation
Holdings, Inc., Class A 123,710 6,816,421
Korn Ferry 42,499 2,952,406
*Kratos Defense & Security
Solutions, Inc. 80,854 8,328,771
L3Harris Technologies, Inc. 108,912 37,340,479
Landstar System, Inc. 26,513 3,959,982
Leidos Holdings, Inc. 101,843 19,175,000
Leonardo DRS, Inc. 92,139 3,783,227
#*Limbach Holdings, Inc. 26 2,235
Lindsay Corp. 9,003 1,127,806
#*Liquidity Services, Inc. 10,239 327,648
LSI Industries, Inc. 15,841 350,245
Marten Transport, Ltd. 64,900 798,270
* MasTec , Inc. 58,696 14,115,214
*Masterbrand, Inc. 101,993 1,236,155
Matson, Inc. 26,604 4,264,621
Maximus, Inc. 48,460 4,576,562
McGrath RentCorp 19,591 2,188,119
*Mercury Systems, Inc. 4,327 406,219
* Middleby Corp. (The) 38,292 5,635,434
Miller Industries, Inc. 9,828 402,653
MillerKnoll , Inc. 38,257 768,201
#*Modine Manufacturing Co. 27,518 5,081,474
*Montrose Environmental Group,
Inc. 114 2,540
Moog, Inc., Class A 22,864 6,981,522
#MSA Safety, Inc. 29,719 5,264,721
MSC Industrial Direct Co., Inc.,
Class A 46,889 3,954,618
Mueller Industries, Inc. 89,902 12,239,258
Mueller Water Products, Inc.,
Class A 128,044 3,466,151
*MYR Group, Inc. 11,313 2,828,703
National Presto Industries, Inc. 1,741 221,803
* Nextpower , Inc., Class A 117,383 13,744,375
Nordson Corp. 44,315 12,165,797
Norfolk Southern Corp. 167,200 48,695,328
Northrop Grumman Corp. 104,842 72,577,923
*NPK International, Inc. 71,379 985,744
nVent Electric PLC 93,697 10,518,425
*NWPX Infrastructure, Inc. 5,286 356,541
*OPENLANE, Inc. 79,003 2,373,250
Oshkosh Corp. 52,907 7,609,085
Owens Corning 67,960 8,144,326
PACCAR, Inc. 365,894 44,972,032
#*PAMT Corp. 21,720 235,662
Park Aerospace Corp. 9,298 227,708
Parker-Hannifin Corp. 25,531 23,892,931
*Parsons Corp. 84,318 5,907,319
#Paycom Software, Inc. 4,091 551,262
*Paylocity Holding Corp. 1,025 138,354
Pentair PLC 122,790 12,938,382

97
Dimensional US Marketwide Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Perma-Pipe International
Holdings, Inc. 8,687 $ 250,881
#Powell Industries, Inc. 6,028 2,673,961
Preformed Line Products Co. 2,153 540,274
Primoris Services Corp. 44,515 6,599,349
*Proto Labs, Inc. 9,392 494,489
Quad/Graphics, Inc. 8,122 49,707
Quanex Building Products Corp. 26,212 490,689
Quanta Services, Inc. 43,677 20,730,415
*Radiant Logistics, Inc. 42,044 282,956
*RBC Bearings, Inc. 16,568 8,278,533
*RCM Technologies, Inc. 3,924 81,658
Regal Rexnord Corp. 51,551 8,325,486
Republic Services, Inc., Class A 17,120 3,682,341
* Resideo Technologies, Inc. 133,915 4,587,928
REV Group, Inc. 22,688 1,449,763
Robert Half, Inc. 12 415
RTX Corp. 671,985 135,021,946
Rush Enterprises, Inc., Class A 27,441 1,761,438
Rush Enterprises, Inc., Class B 33,461 1,974,534
*RXO, Inc. 832 12,131
Ryder System, Inc. 32,745 6,263,464
*Saia, Inc. 20,612 6,902,340
Schneider National, Inc., Class B 71,249 1,912,323
Science Applications International
Corp. 36,447 3,708,847
Sensata Technologies Holding
PLC 33,538 1,160,079
*Shoals Technologies Group, Inc.,
Class A 75,559 713,277
*SIFCO Industries, Inc. 4,527 27,886
Simpson Manufacturing Co., Inc. 32,675 5,776,286
* SiteOne Landscape Supply, Inc. 34,365 4,932,752
*SkyWest, Inc. 32,928 3,178,211
Snap-on, Inc. 41,319 15,127,299
Southwest Airlines Co. 382,155 18,160,006
*SPX Technologies, Inc. 28,798 6,001,791
SS&C Technologies Holdings,
Inc. 195,093 15,976,166
*StandardAero, Inc. 222 6,858
Standex International Corp. 9,812 2,354,880
Stanley Black & Decker, Inc. 96,171 7,564,811
*Sun Country Airlines Holdings,
Inc. 5,894 103,381
* TaskUS , Inc., Class A 3,653 39,452
#Tecnoglass, Inc. 24,144 1,180,883
Tennant Co. 15,142 1,152,155
Terex Corp. 50,275 2,865,675
Tetra Tech, Inc. 135,908 5,118,295
Textron, Inc. 112,000 9,862,720
* Thermon Group Holdings, Inc. 26,453 1,196,998
*TIC Solutions, Inc. 55,236 557,884
Timken Co. (The) 57,443 5,353,113
*Titan International, Inc. 18,000 171,720
*Titan Machinery, Inc. 22,443 365,148
Toro Co. (The) 82,490 7,547,835
TransUnion 154,029 12,171,372
Trinity Industries, Inc. 66,323 1,906,123
Twin Disc, Inc. 6,900 118,611
Shares Value
INDUSTRIALS — (Continued)
*Uber Technologies, Inc. 313,431 $ 25,090,152
UFP Industries, Inc. 47,406 4,896,092
*U-Haul Holding Co. 481 27,201
U-Haul Holding Co. 128,233 6,579,635
* Ultralife Corp. 3,309 21,111
UniFirst Corp. 12,009 2,581,935
*United Airlines Holdings, Inc. 287,213 29,387,634
United Parcel Service, Inc., Class
B 502,089 53,331,894
United Rentals, Inc. 29,706 23,231,874
Universal Logistics Holdings, Inc. 1,160 18,572
#*Upwork, Inc. 100,638 2,015,779
*V2X, Inc. 20,160 1,387,613
Valmont Industries, Inc. 15,521 6,915,537
#Vestis Corp. 4,896 31,971
* Vicor Corp. 13,136 2,071,153
#Virco Mfg. Corp. 12,601 88,081
#VSE Corp. 15,235 3,329,914
#Watsco, Inc. 16,431 6,349,760
Watts Water Technologies, Inc.,
Class A 21,295 6,373,806
Werner Enterprises, Inc. 48,400 1,657,700
WESCO International, Inc. 39,562 11,450,430
Westinghouse Air Brake
Technologies Corp. 101,675 23,399,485
Willis Lease Finance Corp. 5,465 996,160
Woodward, Inc. 20,334 6,462,959
Worthington Enterprises, Inc. 22,572 1,254,326
Xylem, Inc. 144,647 19,942,482
Zurn Elkay Water Solutions Corp. 129,003 5,948,328
TOTAL INDUSTRIALS 2,099,561,764
INFORMATION TECHNOLOGY — (13.4%)
A10 Networks, Inc. 40,620 708,413
Accenture PLC, Class A 111,675 29,441,997
*ACI Worldwide, Inc. 85,327 3,699,779
*ACM Research, Inc., Class A 911 52,947
Adeia , Inc. 76,258 1,379,507
Advanced Energy Industries, Inc. 15,289 3,904,199
*Advanced Micro Devices, Inc. 569,055 134,712,390
#*Akamai Technologies, Inc. 106,853 10,380,769
*Alarm.com Holdings, Inc. 34,643 1,689,886
*Allegro MicroSystems , Inc. 977 36,061
*Alpha & Omega Semiconductor,
Ltd. 16,148 356,871
Amdocs, Ltd. 88,464 7,248,740
Amkor Technology, Inc. 104,067 5,029,558
Analog Devices, Inc. 225,301 70,041,575
*Arrow Electronics, Inc. 41,047 5,438,317
*ASGN, Inc. 35,360 1,841,902
* AstroNova , Inc. 6,285 57,131
#Avnet, Inc. 68,654 4,283,323
*Aware, Inc. 14,326 25,930
* Axcelis Technologies, Inc. 10,258 903,422
Bel Fuse, Inc., Class A 3,534 649,373
#Bel Fuse, Inc., Class B 4,968 999,512
Belden, Inc. 32,472 3,815,785
Benchmark Electronics, Inc. 29,427 1,534,324

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Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*CCC Intelligent Solutions
Holdings, Inc. 502,881 $ 3,811,838
* Cerence , Inc. 15,246 172,737
* Ciena Corp. 96,250 24,236,713
#*Cipher Mining, Inc. 25,974 414,545
*Cirrus Logic, Inc. 42,236 5,505,040
Cisco Systems, Inc. 2,967,677 232,428,463
#*Cleanspark, Inc. 1,659 19,643
Climb Global Solutions, Inc. 263 31,189
Cognex Corp. 84,474 3,272,523
Cognizant Technology Solutions
Corp., Class A 432,142 35,461,573
*Coherent Corp. 62,005 13,156,221
* Cohu , Inc. 12,051 343,936
Corning, Inc. 589,841 60,901,083
#Crane NXT Co. 47,085 2,378,734
CSP, Inc. 4,507 51,470
CTS Corp. 23,767 1,221,861
*Daktronics, Inc. 22,131 512,333
*Diebold Nixdorf, Inc. 14,419 995,055
*Digi International, Inc. 29,519 1,271,383
*Digital Turbine, Inc. 489 2,553
*Diodes, Inc. 42,891 2,538,718
#Dolby Laboratories, Inc., Class A 45,446 2,917,179
*DXC Technology Co. 30,637 442,092
*Dynatrace, Inc. 93,853 3,574,861
#Entegris, Inc. 73,853 8,719,824
*EPAM Systems, Inc. 39,375 8,213,625
ePlus , Inc. 21,054 1,806,644
*F5, Inc. 50,738 13,983,900
*Fabrinet 12,605 6,169,391
*First Solar, Inc. 69,432 15,658,305
*Five9, Inc. 4,059 71,682
*Flex, Ltd. 291,734 18,390,911
* FormFactor , Inc. 15,565 1,097,177
#*Frequency Electronics, Inc. 7,304 384,044
Gen Digital, Inc. 28,387 681,004
#*GLOBALFOUNDRIES, Inc. 137,668 5,809,590
Hackett Group, Inc. (The) 6,652 121,399
*Harmonic, Inc. 38,510 374,317
#Hewlett Packard Enterprise Co. 857,775 18,459,318
#*Hut 8 Corp., Class U 56 3,126
*Insight Enterprises, Inc. 25,250 2,121,505
*Intel Corp. 1,737,773 80,754,311
#InterDigital, Inc. 12,143 3,963,961
* Itron , Inc. 36,257 3,592,344
*Key Tronic Corp. 15,978 45,218
*Keysight Technologies, Inc. 120,077 25,976,257
*Kimball Electronics, Inc. 19,417 586,588
*Knowles Corp. 61,742 1,496,626
Kulicke & Soffa Industries, Inc. 23,505 1,347,542
*Kyndryl Holdings, Inc. 71,922 1,654,206
Littelfuse , Inc. 19,448 6,296,484
* LiveRamp Holdings, Inc. 6,598 160,661
Marvell Technology, Inc. 389,946 30,774,538
* MaxLinear , Inc., Class A 184 3,192
Methode Electronics, Inc. 5,498 43,929
Microchip Technology, Inc. 160,647 12,196,320
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Micron Technology, Inc. 864,672 $ 358,735,119
* Mirion Technologies, Inc., Class
A 175,054 4,348,341
* Mitek Systems, Inc. 35,317 353,876
MKS, Inc. 32,477 7,645,411
*MongoDB, Inc., Class A 23,875 8,865,504
*NCR Voyix Corp. 98,661 978,717
*NETGEAR, Inc. 2,872 60,054
*NetScout Systems, Inc. 30,277 842,003
*Novanta, Inc. 36 4,843
NXP Semiconductors NV 98,166 22,199,259
*Okta, Inc., Class A 89,186 7,534,433
*ON Semiconductor Corp. 117,736 7,051,209
OneSpan , Inc. 3,839 45,223
*Onto Innovation, Inc. 20,828 4,208,297
*Optical Cable Corp. 10,474 51,637
#*OSI Systems, Inc. 16,298 4,076,782
PC Connection, Inc. 20,670 1,215,603
#*Penguin Solutions, Inc. 36,505 701,261
* Photronics , Inc. 50,818 1,756,778
*Plexus Corp. 21,750 4,335,428
*Progress Software Corp. 29,862 1,221,953
*PTC, Inc. 8,930 1,394,241
Qnity Electronics, Inc. 106,861 10,277,891
*Qorvo, Inc. 60,270 4,707,690
QUALCOMM, Inc. 224,533 34,036,957
Ralliant Corp. 80,857 4,282,995
*Rambus, Inc. 20,159 2,294,699
Richardson Electronics, Ltd. 6,110 73,870
Roper Technologies, Inc. 53,043 19,691,153
Salesforce, Inc. 455,239 96,642,687
* Sandisk Corp. 68,173 39,284,691
*Sanmina Corp. 43,092 6,105,275
*ScanSource, Inc. 20,556 883,702
*Silicon Laboratories, Inc. 4,925 701,566
#Skyworks Solutions, Inc. 100,958 5,629,418
*Sprinklr, Inc., Class A 98,575 628,908
#*Super Micro Computer, Inc. 210,419 6,125,297
* Synaptics , Inc. 16,417 1,354,567
TD SYNNEX Corp. 54,350 8,623,715
TE Connectivity PLC 225,674 50,275,654
*Teledyne Technologies, Inc. 25,776 15,988,853
Teradyne, Inc. 63,331 15,265,938
*Trimble, Inc. 125,838 8,506,649
*TTM Technologies, Inc. 81,460 7,999,372
*Twilio, Inc., Class A 98,916 11,915,421
*Tyler Technologies, Inc. 7,462 2,756,463
*Ultra Clean Holdings, Inc. 34,110 1,489,925
*Unity Software, Inc. 126,765 3,688,862
#Universal Display Corp. 821 94,267
* Veeco Instruments, Inc. 18,045 563,545
* Viasat , Inc. 18,555 838,129
*Viavi Solutions, Inc. 109,161 2,670,078
Vishay Intertechnology , Inc. 102,940 2,074,241
*Vishay Precision Group, Inc. 9,951 498,346
#Vontier Corp. 113,729 4,264,838
Western Digital Corp. 177,914 44,519,420
*Workday, Inc., Class A 58,059 10,196,902

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Shares Value
INFORMATION TECHNOLOGY — (Continued)
* Yext , Inc. 948 $ 6,788
*Zebra Technologies Corp. 37,040 8,703,659
*Zoom Communications, Inc.,
Class A 134,521 12,389,384
TOTAL INFORMATION
TECHNOLOGY 1,838,529,180
MATERIALS — (6.4%)
AdvanSix , Inc. 11,199 177,392
Air Products and Chemicals, Inc. 150,619 41,043,678
#Albemarle Corp. 74,838 12,769,608
Alcoa Corp. 199,947 11,358,989
*Alpha Metallurgical Resources,
Inc. 8,566 1,797,147
Amcor PLC 223,694 9,898,460
AptarGroup, Inc. 49,413 6,174,154
*Ascent Industries Co. 1,028 16,664
Ashland, Inc. 23,928 1,463,436
Avery Dennison Corp. 44,202 8,199,913
Avient Corp. 72,980 2,638,227
*Axalta Coating Systems, Ltd. 167,836 5,635,933
Balchem Corp. 7,257 1,234,924
Ball Corp. 202,969 11,542,847
Cabot Corp. 42,189 3,045,624
Caledonia Mining Corp. PLC 80 2,195
*Century Aluminum Co. 61,703 2,796,997
CF Industries Holdings, Inc. 174,745 16,291,476
#Chemours Co. (The) 539 8,080
*Clearwater Paper Corp. 895 15,054
*Coeur Mining, Inc. 312,479 6,387,071
Commercial Metals Co. 91,298 7,018,077
*Compass Minerals International,
Inc. 88 2,198
*Core Molding Technologies, Inc. 9,557 186,553
Corteva, Inc. 354,123 25,780,154
CRH PLC 453,072 55,460,544
Crown Holdings, Inc. 103,586 10,843,382
Dow, Inc. 367,035 10,111,814
DuPont de Nemours, Inc. 214,475 9,419,742
Eagle Materials, Inc. 25,593 5,216,109
Eastman Chemical Co. 88,099 6,107,023
* Ecovyst , Inc. 59,251 628,653
Element Solutions, Inc. 199,969 5,819,098
Ferroglobe PLC 22,898 108,766
#*Flotek Industries, Inc. 208 3,613
#Fortitude Gold Corp. 14,303 78,810
Freeport-McMoRan, Inc. 1,197,542 72,127,955
Friedman Industries, Inc. 3,048 59,832
Graphic Packaging Holding Co. 207,937 3,046,277
Greif, Inc., Class A 23,143 1,634,359
Greif, Inc., Class B 400 33,272
Hawkins, Inc. 9,839 1,281,530
HB Fuller Co. 52,991 3,184,759
Hecla Mining Co. 478,696 10,780,234
*Ingevity Corp. 6,494 427,240
Innospec, Inc. 19,638 1,604,817
International Flavors &
Fragrances, Inc. 126,108 8,803,599
#International Paper Co. 259,225 10,451,952
Shares Value
MATERIALS — (Continued)
*Intrepid Potash, Inc. 1,693 $ 55,598
Kaiser Aluminum Corp. 21,504 2,636,820
#*Knife River Corp. 44,913 3,016,806
Koppers Holdings, Inc. 2,245 66,138
Linde PLC 333,752 152,514,651
Louisiana-Pacific Corp. 55,745 4,668,086
*LSB Industries, Inc. 23,056 214,190
LyondellBasell Industries NV,
Class A 167,516 8,208,284
Martin Marietta Materials, Inc. 35,088 22,875,622
Materion Corp. 16,384 2,265,580
Mercer International, Inc. 4,085 8,293
* Metallus , Inc. 23,022 459,289
Minerals Technologies, Inc. 18,737 1,232,145
Mosaic Co. (The) 196,025 5,390,688
NewMarket Corp. 7,165 4,806,210
Newmont Corp. 847,185 95,181,235
Northern Technologies
International Corp. 6,070 54,994
Nucor Corp. 137,105 24,366,301
*O-I Glass, Inc. 101,022 1,543,616
#Olin Corp. 91,181 1,897,477
Olympic Steel, Inc. 9,959 478,928
Packaging Corp. of America 74,423 16,562,839
*Perimeter Solutions, Inc. 31,698 828,903
PPG Industries, Inc. 168,276 19,457,754
#Quaker Chemical Corp. 1,560 239,834
#*Ramaco Resources, Inc., Class
A 1,093 21,324
Ramaco Resources, Inc., Class B 12 157
*Rayonier Advanced Materials,
Inc. 33,663 261,225
Reliance, Inc. 33,985 11,198,057
Royal Gold, Inc. 51,733 13,621,816
RPM International, Inc. 99,551 10,647,975
#Ryerson Holding Corp. 22,975 648,354
Sealed Air Corp. 82,447 3,452,880
Sensient Technologies Corp. 34,201 3,232,679
Silgan Holdings, Inc. 82,853 3,575,107
Smurfit Westrock PLC 315,795 13,146,546
*Solstice Advanced Materials, Inc. 977 60,349
Sonoco Products Co. 76,142 3,654,816
Steel Dynamics, Inc. 110,143 19,778,379
SunCoke Energy, Inc. 58,913 463,056
Sylvamo Corp. 31,302 1,531,920
TriMas Corp. 22,202 771,964
Tronox Holdings PLC 51,930 314,696
United States Lime & Minerals,
Inc. 18,875 2,275,004
Vulcan Materials Co. 93,998 28,250,159
Warrior Met Coal, Inc. 12,631 1,127,948
#Westlake Corp. 44,928 3,563,689
Worthington Steel, Inc. 17,080 687,128
TOTAL MATERIALS 884,033,740
REAL ESTATE — (0.6%)
*CBRE Group, Inc., Class A 215,595 36,722,296
*Compass, Inc., Class A 2,688 33,654
*CoStar Group, Inc. 199,260 12,254,490

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continued
Shares Value
REAL ESTATE — (Continued)
*Cushman & Wakefield, Ltd. 185,664 $ 3,052,316
* Forestar Group, Inc. 24,926 648,575
*Howard Hughes Holdings, Inc. 34,288 2,799,958
*Jones Lang LaSalle, Inc. 31,718 11,352,189
Kennedy-Wilson Holdings, Inc. 1,144 11,269
Newmark Group, Inc., Class A 118,144 2,106,508
#*Seaport Entertainment Group,
Inc. 8,435 159,337
St. Joe Co. (The) 42,484 2,812,016
#*Stratus Properties, Inc. 2,821 83,699
*Zillow Group, Inc., Class A 30,968 1,927,448
*Zillow Group, Inc., Class C 93,203 5,874,585
TOTAL REAL ESTATE 79,838,340
UTILITIES — (0.1%)
* Hallador Energy Co. 19,415 358,983
#MDU Resources Group, Inc. 168,801 3,462,108
New Jersey Resources Corp. 78,110 3,864,883
NRG Energy, Inc. 230 35,105
Ormat Technologies, Inc. 49,234 6,151,296
TOTAL UTILITIES 13,872,375
TOTAL COMMON STOCKS 13,442,728,770
RIGHT/WARRANT — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 22,587 88,089
TOTAL RIGHT/WARRANT 88,089
TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $8,617,777,693) 13,442,816,859
SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term
Investment Fund 23,650,987 273,641,920
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,891,419,613) $ 13,716,458,779
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 772,677,240 $ — $ — $ 772,677,240
Consumer Discretionary ................ 670,390,545 — — 670,390,545
Consumer Staples .................... 471,120,183 — — 471,120,183

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Dimensional US Marketwide Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Energy ............................. $ 1,534,561,195 $ — $ — $ 1,534,561,195
Financials ........................... 3,067,427,131 — — 3,067,427,131
Health Care ......................... 2,010,717,077 — — 2,010,717,077
Industrials ........................... 2,099,561,764 — — 2,099,561,764
Information Technology ................ 1,838,529,180 — — 1,838,529,180
Materials ........................... 884,033,740 — — 884,033,740
Real Estate .......................... 79,838,340 — — 79,838,340
Utilities ............................. 13,872,375 — — 13,872,375
Right/Warrant
Consumer Discretionary ................ 88,089 — — 88,089
Securities Lending Collateral .............. — 273,641,920 — 273,641,920
Total Investments ....................... $13,442,816,859 $273,641,920 $— $13,716,458,779

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Dimensional International Value ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.3%)
Ampol, Ltd. 158,220 $ 3,196,655
Ansell, Ltd. 19,586 447,853
ANZ Group Holdings, Ltd. 2,958,764 76,070,362
Aurizon Holdings, Ltd. 6,158,278 15,919,329
Bendigo & Adelaide Bank, Ltd. 812,198 6,241,768
BlueScope Steel, Ltd. 1,745,344 36,974,467
Challenger, Ltd. 1,058,758 6,831,175
Cleanaway Waste
Management, Ltd. 4,472,917 7,739,749
Dyno Nobel, Ltd. 2,118,522 5,209,298
#Endeavour Group, Ltd. 2,432,621 6,305,438
Evolution Mining, Ltd. 3,320,108 34,214,010
Fortescue, Ltd. 2,755,713 40,540,805
Harvey Norman Holdings, Ltd. 2,943,494 13,362,178
National Australia Bank, Ltd. 3,726,053 113,208,112
#*NEXTDC, Ltd. 217,181 2,026,587
Northern Star Resources, Ltd. 1,098,225 22,265,320
Orica, Ltd. 1,782,895 32,124,459
Origin Energy, Ltd., Class B 3,259,250 26,942,555
Perseus Mining, Ltd. 309,129 1,277,706
QBE Insurance Group, Ltd. 3,237,801 44,775,083
#Ramsay Health Care, Ltd. 106,844 2,721,530
#Rio Tinto, Ltd. 699,124 74,224,836
*Sandfire Resources, Ltd. 206,923 2,877,454
Santos, Ltd. 11,501,689 56,483,127
Sonic Healthcare, Ltd. 1,738,684 27,953,902
South32, Ltd. 6,663,868 21,567,880
Suncorp Group, Ltd. 2,539,204 30,240,266
#TPG Telecom, Ltd. 539,203 1,461,848
Westpac Banking Corp. 4,812,275 130,871,495
Whitehaven Coal, Ltd. 1,667,868 10,317,191
#Woodside Energy Group, Ltd. 3,858,316 68,573,664
Worley, Ltd. 737,329 6,926,745
#Yancoal Australia, Ltd. 2,223,173 9,002,025
TOTAL AUSTRALIA 938,894,872
AUSTRIA — (0.2%)
Erste Group Bank AG 159,742 20,809,143
OMV AG 323,896 19,285,487
Verbund AG 2,964 218,444
TOTAL AUSTRIA 40,313,074
BELGIUM — (0.8%)
Ageas SA/NV, Class B 466,992 33,305,778
Anheuser-Busch InBev SA/NV 793,832 56,738,712
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 943 67,594
KBC Group NV 365,489 51,698,401
Solvay SA, Class A 7,166 211,422
#Syensqo SA 54,111 4,571,799
TOTAL BELGIUM 146,593,706
CANADA — (10.7%)
Agnico Eagle Mines, Ltd. 12,092 2,303,526
AltaGas, Ltd. 344,469 10,447,396
Shares Value
CANADA — (Continued)
ARC Resources, Ltd. 1,686,227 $ 31,466,940
Bank of Montreal 551,748 75,120,490
Bank of Montreal 581,621 79,618,273
#Bank of Nova Scotia (The) 1,244,794 93,011,008
Bank of Nova Scotia (The) 806,156 60,603,833
Barrick Mining Corp. 2,547,165 116,634,685
Barrick Mining Corp. 7,125 327,482
#BCE, Inc. 205,765 5,321,083
#BCE, Inc. 257,246 6,686,895
*Brookfield Wealth Solutions,
Ltd. 9,678 444,038
*Brookfield Wealth Solutions,
Ltd. 6,711 306,223
Canadian Imperial Bank of
Commerce 870,381 80,883,761
#Canadian Imperial Bank of
Commerce 719,633 66,486,893
Canadian Pacific Kansas City,
Ltd. 104,823 7,835,309
Canadian Pacific Kansas City,
Ltd., Class A 459,369 34,149,492
Canadian Tire Corp., Ltd.,
Class A 73,159 9,050,397
Cenovus Energy, Inc. 4,162,542 82,085,328
Cenovus Energy, Inc. 162,387 3,222,198
Empire Co., Ltd., Class A 342,396 11,246,741
Endeavour Mining PLC 95,405 5,237,535
*Equinox Gold Corp. 466,291 6,667,961
Fairfax Financial Holdings, Ltd. 65,187 108,173,883
*First Quantum Minerals, Ltd. 767,587 21,817,689
iA Financial Corp., Inc. 246,016 30,396,143
Kinross Gold Corp. 85,829 2,708,763
Lundin Mining Corp.,
Registered 1,850,357 46,937,018
#Magna International, Inc. 737,255 37,703,221
#Magna International, Inc. 116,312 5,979,011
#Manulife Financial Corp. 1,748,470 66,634,192
Manulife Financial Corp. 877,125 33,597,810
#Nutrien, Ltd. 1,405,943 96,855,413
Nutrien, Ltd. 385,321 26,676,398
Pan American Silver Corp. 712,527 38,903,974
Pembina Pipeline Corp. 901,618 37,672,006
Pembina Pipeline Corp. 257,299 10,698,492
Rogers Communications, Inc.,
Class B 148,388 5,610,550
Rogers Communications, Inc.,
Class B 131,056 4,974,544
Saputo, Inc. 167,013 5,066,569
Sun Life Financial, Inc. 248,165 15,723,928
Suncor Energy, Inc. 2,475,256 131,114,310
Suncor Energy, Inc. 451,598 24,001,409
Teck Resources, Ltd., Class A 363 19,660
Teck Resources, Ltd., Class B 1,141,921 61,389,673
Teck Resources, Ltd., Class B 1,062 57,314
Toronto-Dominion Bank (The) 363,133 34,126,430

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Dimensional International Value ETF
continued
Shares Value
CANADA — (Continued)
Toronto-Dominion Bank (The) 1,676,613 $ 156,746,549
Tourmaline Oil Corp. 1,773,373 84,389,585
West Fraser Timber Co., Ltd. 48,523 3,332,093
Whitecap Resources, Inc. 3,260,880 29,908,156
TOTAL CANADA 1,910,372,270
DENMARK — (2.0%)
#AP Moller - Maersk A/S,
Class A 4,021 9,909,652
#AP Moller - Maersk A/S,
Class B 11,829 29,453,780
Carlsberg A/S, Class B 191,409 26,010,303
Coloplast A/S, Class B 239,228 20,427,294
Danske Bank A/S 962,248 49,283,555
#*Demant A/S 146,254 5,135,153
DSV A/S 327,774 92,371,154
*Genmab A/S 84,775 27,307,566
*Genmab A/S, Class S, ADR 9,780 319,121
H Lundbeck A/S, Class A 260,514 1,748,048
Jyske Bank A/S, Registered 1,908 278,881
#Novonesis Novozymes B,
Class B 696,764 42,812,381
Pandora A/S 69,350 5,623,391
ROCKWOOL A/S, Class A 667 22,734
ROCKWOOL A/S, Class B 178,381 6,068,512
#Tryg A/S 573,157 13,979,216
Vestas Wind Systems A/S 653,712 19,958,565
TOTAL DENMARK 350,709,306
FINLAND — (0.7%)
#Fortum OYJ 330,307 7,825,625
Nokia OYJ 12,204,692 78,753,063
Nokia OYJ, Sponsored ADR 1,499,992 9,644,948
Nordea Bank Abp 456,448 8,859,299
#UPM-Kymmene OYJ 478,321 13,298,391
TOTAL FINLAND 118,381,326
FRANCE — (8.9%)
*Alstom SA 406,751 13,074,796
ΩAmundi SA 68,200 6,081,027
AXA SA 53,618 2,451,331
BNP Paribas SA 1,136,678 123,325,601
Bouygues SA 1,135,636 61,619,784
Capgemini SE 101,140 15,786,205
Carrefour SA 1,814,069 29,868,323
Cie de Saint-Gobain SA 1,500,169 148,521,335
Cie Generale des
Etablissements Michelin SCA 2,429,769 90,619,879
Credit Agricole SA 680,005 14,779,904
Eiffage SA, Class P 278,473 41,394,277
Engie SA 5,913,957 176,592,734
Ipsen SA 9,865 1,614,866
Kering SA, Class A 8,326 2,616,423
Louis Hachette Group 219,593 433,658
Orange SA 7,344,960 136,487,039
Pernod Ricard SA 226,123 20,197,144
Publicis Groupe SA 252,405 25,283,139
Renault SA 637,635 24,183,069
Rexel SA 477,043 20,169,536
Sanofi SA 822,335 77,480,944
Shares Value
FRANCE — (Continued)
Sanofi SA, Sponsored ADR 218 $ 10,255
Societe Generale SA 2,379,688 208,928,328
#STMicroelectronics NV- NYS 577,722 16,112,666
TotalEnergies SE 4,389,491 319,324,008
Vinci SA 5,974 861,013
TOTAL FRANCE 1,577,817,284
GERMANY — (8.4%)
*Aumovio SE 229,644 11,124,585
BASF SE 3,657,002 199,952,190
Bayer AG, Registered 2,978,324 157,883,982
Bayerische Motoren Werke AG 491,039 51,067,869
Commerzbank AG 1,219,346 50,321,341
Continental AG 459,288 36,411,706
Daimler Truck Holding AG 2,088,568 101,772,283
Deutsche Bank AG,
Registered 2,698,819 106,915,074
*Deutsche Bank AG,
Registered Sponsored 1,252,735 49,132,267
Deutsche Lufthansa AG,
Registered 177,849 1,840,737
Deutsche Post AG 1,812,733 102,046,831
Deutsche Telekom AG 2,867,418 96,094,560
ΩDWS Group GmbH & Co.
KGaA 31,020 2,280,611
E.ON SE 5,505,416 117,007,610
Fresenius Medical Care AG 457,025 20,611,742
Fresenius Medical Care AG,
Sponsored ADR 1,482 33,641
Fresenius SE & Co. KGaA 514,195 28,879,043
Ω#Hapag-Lloyd AG 30,955 4,463,282
Heidelberg Materials AG 565,514 155,610,874
Henkel AG & Co. KGaA 219,084 18,153,181
Infineon Technologies AG 566,988 28,066,776
#Mercedes-Benz Group AG 1,007,023 69,232,981
#Merck KGaA 96,139 14,359,432
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 13,613 8,298,200
RWE AG 739,938 47,112,091
Talanx AG 59,055 7,482,164
Volkswagen AG, Registered,
Class R 43,526 5,328,256
TOTAL GERMANY 1,491,483,309
HONG KONG — (1.5%)
BOC Hong Kong Holdings, Ltd. 6,825,000 36,040,181
ΩBudweiser Brewing Co.
APAC, Ltd. 4,845,100 4,777,043
Cathay Pacific Airways, Ltd. 5,566,727 8,738,885
CK Asset Holdings, Ltd. 2,213,462 12,992,189
CK Hutchison Holdings, Ltd. 5,982,848 48,454,503
CK Infrastructure Holdings,
Ltd. 627,500 5,162,410
Ω#*FIT Hon Teng, Ltd. 1,757,000 1,104,635
Galaxy Entertainment Group,
Ltd. 3,708,000 18,896,808
Hang Lung Properties, Ltd. 1,170,469 1,414,808

104
Dimensional International Value ETF
continued
Shares Value
HONG KONG — (Continued)
#Henderson Land
Development Co., Ltd. 2,049,730 $ 8,167,740
HKT Trust & HKT, Ltd., Class
SS 3,058,000 4,581,303
Hong Kong & China Gas Co.,
Ltd. 10,622,000 10,023,963
#MTR Corp., Ltd. 2,347,711 10,395,258
PRADA SpA 3,800 19,482
Sun Hung Kai Properties, Ltd. 1,646,934 26,508,010
#Swire Pacific, Ltd., Class A 1,218,000 11,759,376
Swire Pacific, Ltd., Class B 1,705,000 2,770,459
ΩWH Group, Ltd. 35,851,120 42,141,603
#Xinyi Glass Holdings, Ltd. 3,213,148 4,204,819
TOTAL HONG KONG 258,153,475
IRELAND — (0.4%)
AIB Group PLC 1,039,025 11,680,966
Bank of Ireland Group PLC 2,639,697 53,840,925
TOTAL IRELAND 65,521,891
ISRAEL — (1.0%)
Ashtrom Group, Ltd. 21,943 487,867
Bank Hapoalim BM 1,482,768 36,882,079
Bank Leumi Le-Israel BM,
Class IS 1,933,708 46,759,642
Clal Insurance Enterprises
Holdings, Ltd., Registered 219,777 16,122,006
Delek Group, Ltd. 46,019 12,986,400
*Equital, Ltd. 9,701 456,735
Harel Insurance Investments &
Financial Services, Ltd. 126,060 5,820,852
ICL Group, Ltd. 573,802 3,134,150
Isracard, Ltd. 1 5
Israel Discount Bank, Ltd.,
Class A 3,273,859 38,825,696
Kenon Holdings, Ltd. 2,205 157,969
*Migdal Insurance & Financial
Holdings, Ltd. 1,351,700 7,304,359
#*Nice, Ltd., Sponsored ADR 264 28,092
Phoenix Financial, Ltd. 80,347 3,925,834
*Shikun & Binui, Ltd. 85,086 498,886
TOTAL ISRAEL 173,390,572
ITALY — (2.7%)
Banca Monte dei Paschi di
Siena SpA 988,726 10,273,303
Banco BPM SpA, Class R 4,751,548 71,337,096
#BPER Banca SPA 4,738,608 66,830,281
Eni SpA, Class B 6,441,508 132,005,778
Eni SpA, Sponsored ADR 76 3,110
Generali 1,455 59,527
Intesa Sanpaolo SpA 1,735,109 12,314,902
Stellantis NV 2,574,671 25,379,766
#Stellantis NV 478,693 4,724,700
*Telecom Italia SpA 24,464,666 16,589,569
*Telecom Italia SpA 4,628,782 3,682,849
Tenaris SA 549,249 12,258,097
#Tenaris SA, Sponsored ADR 219,451 9,721,679
UniCredit SpA 1,225,734 107,104,811
Shares Value
ITALY — (Continued)
Unipol Assicurazioni SpA 529,519 $ 11,827,214
TOTAL ITALY 484,112,682
JAPAN — (21.1%)
77 Bank, Ltd. (The) 9,298 509,684
ABC-Mart, Inc. 10,700 171,778
AGC, Inc. 770,331 28,459,201
Air Water, Inc. 617,248 9,381,161
Aisin Corp. 2,052,000 36,760,677
Alfresa Holdings Corp. 184,501 2,976,941
ALSOK Co., Ltd. 46,600 361,750
Amada Co., Ltd. 1,299,592 16,676,665
Asahi Group Holdings, Ltd. 5,003,800 52,305,377
Asahi Kasei Corp. 4,736,100 46,037,741
Bridgestone Corp. 1,733,500 39,162,761
Brother Industries, Ltd. 822,600 16,754,889
Canon Marketing Japan, Inc. 67,300 2,940,503
#Chiba Bank, Ltd. (The) 648,400 8,759,663
Coca-Cola Bottlers Japan
Holdings, Inc. 331,614 7,373,500
COMSYS Holdings Corp. 285,600 8,923,843
Cosmo Energy Holdings Co.,
Ltd. 416,000 12,442,785
Dai Nippon Printing Co., Ltd. 552,100 9,904,945
Daicel Corp. 120,600 1,137,906
Dai-ichi Life Holdings, Inc. 5,714,400 50,101,945
Daiwa House Industry Co., Ltd. 1,118,600 38,142,331
Daiwa Securities Group, Inc. 2,794,100 27,232,784
Denso Corp. 3,508,000 48,733,593
*Dentsu Group, Inc. 223,713 4,339,823
Dowa Holdings Co., Ltd. 2,500 149,326
Eisai Co., Ltd. 1,200 33,536
ENEOS Holdings, Inc. 11,177,486 94,087,680
EXEO Group, Inc. 291,028 4,868,389
FUJIFILM Holdings Corp. 1,722,500 34,470,099
Fukuoka Financial Group, Inc. 227,818 8,271,805
Gunma Bank, Ltd. (The) 507,571 6,381,654
Hachijuni Nagano Bank, Ltd. 429,300 5,357,205
Hakuhodo DY Holdings, Inc. 644,292 4,824,046
Hankyu Hanshin Holdings, Inc. 749,700 20,975,659
Haseko Corp. 689,600 14,148,736
Hirogin Holdings, Inc. 7,200 81,540
Hitachi Construction Machinery
Co., Ltd. 575,100 18,830,741
Hokuhoku Financial Group,
Inc. 20,161 692,683
Honda Motor Co., Ltd. 7,791,563 78,541,945
Honda Motor Co., Ltd.,
Sponsored ADR 478,327 14,507,658
Hulic Co., Ltd. 528,200 6,296,900
Ibiden Co., Ltd. 75,098 4,006,103
Idemitsu Kosan Co., Ltd. 3,613,600 30,605,267
Iida Group Holdings Co., Ltd. 107,600 1,777,988
INFRONEER Holdings, Inc. 335,800 5,041,571
Inpex Corp. 3,684,100 82,227,125
#Isetan Mitsukoshi Holdings,
Ltd. 563,100 9,036,393
Isuzu Motors, Ltd. 2,355,100 37,938,698
Iwatani Corp. 256,428 3,041,197

105
Dimensional International Value ETF
continued
Shares Value
JAPAN — (Continued)
Iyogin Holdings, Inc. 254,800 $ 4,742,194
#J Front Retailing Co., Ltd. 537,900 7,857,887
Japan Airlines Co., Ltd. 649,500 12,313,385
Japan Post Holdings Co., Ltd. 1,130,884 13,595,387
Japan Post Insurance Co., Ltd. 198,700 6,150,606
JFE Holdings, Inc. 1,949,892 26,367,657
JTEKT Corp. 415,099 4,896,102
Kajima Corp. 663,100 27,081,097
Kamigumi Co., Ltd. 188,800 6,617,669
Kandenko Co., Ltd. 48,400 1,745,425
Kansai Paint Co., Ltd. 6,600 105,529
Kobe Steel, Ltd. 1,807,700 26,091,301
Koito Manufacturing Co., Ltd. 779,700 12,209,032
Komatsu, Ltd., Class R 487,700 18,744,803
Kraftia Corp. 22,500 1,175,758
Kubota Corp., Class R 3,839,417 58,975,098
Kuraray Co., Ltd. 1,190,532 12,853,825
Kyoto Financial Group, Inc. 220,900 5,337,056
Kyushu Financial Group, Inc. 216,000 1,617,970
Lixil Corp. 579,477 6,658,388
LY Corp. 6,055,917 15,569,666
Makita Corp. 188,700 6,545,661
Marubeni Corp. 642,700 21,310,842
#Mazda Motor Corp. 3,154,380 24,262,102
Mebuki Financial Group, Inc. 1,210,517 9,130,277
Medipal Holdings Corp. 177,800 3,226,126
MEIJI Holdings Co., Ltd. 778,822 18,291,664
MINEBEA MITSUMI, Inc. 345,600 7,023,571
Mitsubishi Chemical Group
Corp. 5,248,700 34,705,523
Mitsubishi Corp. 605,418 16,079,331
Mitsubishi Electric Corp. 336,600 10,539,207
Mitsubishi Estate Co., Ltd. 1,308,800 33,428,445
Mitsubishi Gas Chemical Co.,
Inc. 612,000 12,151,925
Mitsubishi Logistics Corp. 286,300 2,448,936
Mitsubishi Materials Corp. 17,700 510,370
Mitsubishi Motors Corp. 4,398,963 10,824,882
Mitsubishi UFJ Financial
Group, Inc. 5,026,434 91,382,304
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 19,200 346,560
Mitsui & Co., Ltd. 895,700 29,235,379
Mitsui Chemicals, Inc. 1,512,102 22,113,977
Mitsui Fudosan Co., Ltd. 2,456,400 28,145,255
Mizuho Financial Group, Inc. 2,307,180 101,449,513
MS&AD Insurance Group
Holdings, Inc. 1,267,189 32,299,930
Nagase & Co., Ltd. 9,100 236,614
NGK Insulators, Ltd. 861,800 20,609,233
NH Foods, Ltd. 321,600 14,526,830
NHK Spring Co., Ltd. 481,620 8,760,701
Nikon Corp. 530,300 6,670,862
Nippon Electric Glass Co., Ltd. 63,700 2,770,409
NIPPON EXPRESS
HOLDINGS, Inc. 846,100 19,235,529
Nippon Paint Holdings Co.,
Ltd. 152,500 1,012,811
Nippon Steel Corp. 8,279,605 34,667,424
Shares Value
JAPAN — (Continued)
*Nissan Motor Co., Ltd. 6,318,600 $ 15,454,478
Nisshin Seifun Group, Inc. 515,200 6,559,398
Niterra Co., Ltd. 271,200 11,868,736
Nitori Holdings Co., Ltd. 62,100 1,068,816
Nomura Holdings, Inc. 5,777,900 52,924,755
*Nomura Holdings, Inc.,
Sponsored ADR 879,257 7,799,010
Nomura Real Estate Holdings,
Inc. 2,772,200 18,438,203
NSK, Ltd. 15,500 107,915
Obayashi Corp. 276,000 6,238,895
Oji Holdings Corp. 3,052,500 18,109,996
Omron Corp. 207,700 5,273,959
Ono Pharmaceutical Co., Ltd. 1,485,790 22,177,048
Open House Group Co., Ltd. 153,000 9,019,720
Panasonic Holdings Corp. 4,632,654 63,576,614
Resona Holdings, Inc. 4,397,720 51,015,947
Resonac Holdings Corp. 687,558 39,891,379
Ricoh Co., Ltd. 2,253,952 19,900,704
Rinnai Corp. 150,000 3,946,908
Rohm Co., Ltd., Registered 123,100 2,149,821
SBI Holdings, Inc. 1,477,000 33,358,408
Sega Sammy Holdings, Inc. 2,900 45,504
Seiko Epson Corp. 1,063,494 13,633,213
Seino Holdings Co., Ltd. 241,700 3,772,939
Sekisui Chemical Co., Ltd. 871,000 15,431,369
Sekisui House, Ltd. 1,427,200 31,808,075
Seven & i Holdings Co., Ltd. 1,218,423 17,463,589
Shimizu Corp. 599,000 10,633,745
Shiseido Co., Ltd. 48,700 829,977
Shizuoka Financial Group, Inc. 570,000 9,304,162
Sojitz Corp. 507,060 18,499,505
Sompo Holdings, Inc. 326,000 11,234,383
Subaru Corp. 2,498,699 53,890,649
#SUMCO Corp. 1,070,800 11,203,625
Sumitomo Bakelite Co., Ltd. 14,100 497,238
Sumitomo Chemical Co., Ltd. 1,409,199 4,293,553
Sumitomo Corp. 1,100,517 44,581,426
Sumitomo Electric Industries,
Ltd. 2,689,000 117,210,139
Sumitomo Forestry Co., Ltd. 1,911,500 20,749,428
Sumitomo Heavy Industries,
Ltd. 285,723 8,920,277
Sumitomo Mitsui Financial
Group, Inc. 4,684,281 166,163,527
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,031,000 21,640,690
Sumitomo Mitsui Trust Group,
Inc. 1,400,000 46,448,852
Sumitomo Realty &
Development Co., Ltd. 1,959,600 54,560,366
Sumitomo Rubber Industries,
Ltd. 566,800 9,149,047
Suntory Beverage & Food, Ltd. 332,900 10,516,153
Suzuken Co., Ltd. 101,600 4,101,937
Suzuki Motor Corp. 2,166,300 29,581,946
T&D Holdings, Inc. 532,000 13,115,493
Taiheiyo Cement Corp. 402,373 11,057,041
Takashimaya Co., Ltd. 1,127,878 14,111,270

106
Dimensional International Value ETF
continued
Shares Value
JAPAN — (Continued)
Takeda Pharmaceutical Co.,
Ltd. 3,274,349 $ 111,267,584
THK Co., Ltd. 30,700 914,671
Tokyo Tatemono Co., Ltd. 813,200 19,130,707
Tokyu Fudosan Holdings Corp. 2,917,200 26,976,441
Toray Industries, Inc. 2,769,100 20,437,057
Tosoh Corp. 1,054,800 17,238,110
TOTO, Ltd. 334,500 10,540,675
Toyo Seikan Group Holdings,
Ltd. 248,900 6,252,350
Toyo Tire Corp. 461,700 12,441,896
Toyoda Gosei Co., Ltd. 75,100 2,040,348
Toyota Boshoku Corp. 147,500 2,478,413
Toyota Motor Corp. 16,671,355 378,688,110
#Toyota Motor Corp.,
Sponsored ADR 60 13,612
Toyota Tsusho Corp. 1,234,084 44,848,145
#Yakult Honsha Co., Ltd. 77,800 1,256,824
Yamada Holdings Co., Ltd. 526,873 1,851,535
Yamaguchi Financial Group,
Inc. 130,200 2,072,937
Yamaha Corp. 406,300 2,945,978
Yamaha Motor Co., Ltd. 3,912,000 29,506,106
Yamato Holdings Co., Ltd. 495,299 6,487,434
Yokohama Financial Group,
Inc. 1,520,713 13,840,795
Yokohama Rubber Co., Ltd.
(The) 466,800 18,428,705
TOTAL JAPAN 3,743,422,479
NETHERLANDS — (4.2%)
ΩABN AMRO Bank NV, Class
CV 1,933,988 71,462,166
Aegon, Ltd. 321,336 2,514,631
Aegon, Ltd.- NYS 1,142,763 8,902,124
Akzo Nobel NV 461,328 32,545,089
ArcelorMittal SA 791,656 43,303,841
#ArcelorMittal SA- NYS 594,224 32,070,269
ASR Nederland NV, Class B 628,123 45,716,725
Coca-Cola Europacific
Partners PLC 97,928 8,923,939
HAL Trust 19,224 3,558,560
Heineken NV 705,194 58,171,919
ING Groep NV 3,828,503 113,045,093
JDE Peet's NV 57,147 2,149,692
Koninklijke Ahold Delhaize NV 3,300,637 129,421,347
Koninklijke KPN NV 5,737,498 28,039,736
Koninklijke Philips NV 1,806,077 51,845,914
#Koninklijke Philips NV- NYS 1,005,541 28,859,027
NN Group NV 1,031,828 81,973,725
Universal Music Group NV 7,776 191,306
TOTAL NETHERLANDS 742,695,103
NEW ZEALAND — (0.2%)
Auckland International Airport,
Ltd. 2,654,264 13,260,885
Chorus, Ltd. 51,012 293,119
*Fletcher Building, Ltd. 1,182,421 2,674,804
Infratil, Ltd. 726,210 4,866,876
Mercury NZ, Ltd. 842,761 3,226,684
Shares Value
NEW ZEALAND — (Continued)
Meridian Energy, Ltd. 518,378 $ 1,771,509
Port of Tauranga, Ltd. 48,299 234,002
Summerset Group Holdings,
Ltd. 73,371 513,460
TOTAL NEW ZEALAND 26,841,339
NORWAY — (0.8%)
Aker ASA, Class A 2,143 198,247
Aker BP ASA 846,733 24,822,317
Austevoll Seafood ASA 277,465 2,679,537
Bakkafrost P/F 95 4,594
Ω#BW LPG, Ltd. 603,838 9,549,133
ΩBW LPG, Ltd. 3,605 56,382
*Cadeler A/S 131,977 789,878
#DNB Bank ASA 712,472 20,537,554
Ω*Elkem ASA 87,945 262,395
Equinor ASA 806,912 21,603,845
Equinor ASA, Sponsored ADR 4,735 127,135
Hafnia, Ltd. 840,859 5,187,562
Hoegh Autoliners ASA 28,889 324,131
#Leroy Seafood Group ASA 9,510 47,039
Norsk Hydro ASA 1,343,245 12,079,207
Odfjell Drilling, Ltd. 34,804 346,987
Sparebank 1 Oestlandet 15,037 306,848
SpareBank 1 Sor-Norge ASA 309,197 6,268,301
Stolt-Nielsen, Ltd., Class R 55,445 1,747,268
#Subsea 7 SA 607,482 15,542,953
Wallenius Wilhelmsen ASA,
Class B 546,987 6,365,051
Wilh. Wilhelmsen Holding
ASA, Class A 9,734 694,630
Wilh. Wilhelmsen Holding
ASA, Class B 78 4,949
Yara International ASA 176,669 8,157,026
TOTAL NORWAY 137,702,969
PORTUGAL — (0.1%)
Banco Comercial Portugues
SA, Class R 6,703,101 7,291,769
EDP Renovaveis SA 533,725 8,127,341
Galp Energia SGPS SA 188,069 3,743,123
TOTAL PORTUGAL 19,162,233
SINGAPORE — (0.9%)
Genting Singapore, Ltd. 17,715,700 10,260,867
Hongkong Land Holdings, Ltd. 1,536,700 13,046,583
Keppel, Ltd. 3,446,100 29,681,539
Oversea-Chinese Banking
Corp., Ltd. 1,746,276 29,214,688
Seatrium, Ltd. 1,704,426 2,833,994
Singapore Airlines, Ltd. 2,083,900 10,427,711
United Overseas Bank, Ltd. 1,968,600 59,368,260
UOL Group, Ltd. 129,207 1,103,707
Wilmar International, Ltd. 4,818,100 12,871,047
TOTAL SINGAPORE 168,808,396
SOUTH AFRICA — (0.1%)
Valterra Platinum, Ltd. 101,994 9,377,407
TOTAL SOUTH AFRICA 9,377,407

107
Dimensional International Value ETF
continued
Shares Value
SPAIN — (3.1%)
Banco Bilbao Vizcaya
Argentaria SA 219,200 $ 5,593,566
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,040,554 26,450,883
Banco de Sabadell SA 1,416,504 5,569,423
Banco Santander SA 28,199,299 361,641,299
Banco Santander SA,
Sponsored ADR 6,290,741 80,206,948
CaixaBank SA 165,001 2,189,662
ΩCellnex Telecom SA 53,973 1,670,724
Mapfre SA 1,719,710 7,892,933
Repsol SA 3,340,077 65,781,930
Telefonica SA 358,691 1,457,244
TOTAL SPAIN 558,454,612
SWEDEN — (2.6%)
*Asmodee Group AB, Class B 149,664 1,805,656
Betsson AB, Class B 84,836 1,002,439
Billerud Aktiebolag 349,171 2,843,936
*Boliden AB 899,131 63,644,326
*Coffee Stain Group AB 29,259 61,279
Elekta AB, Class B 12,312 79,556
#*Embracer Group AB, Class
B 29,259 160,884
Essity AB, Class A 85 2,520
Essity AB, Class B 929,848 27,646,756
Getinge AB, Class B 274,006 6,048,267
#Hexagon AB, Class B 1,721,783 19,566,931
Hexpol AB 491,890 4,039,696
#Holmen AB, Class B 106,865 4,029,658
Husqvarna AB, Class B 343,904 1,772,695
Loomis AB, Class B 255,101 10,651,002
#Nibe Industrier AB, Class B 57,530 221,613
Peab AB, Class B 142,899 1,436,698
Sandvik AB 3,060 121,574
Securitas AB, Class B 1,637,991 27,218,897
Ω*Sinch AB 718,797 2,171,271
#Skandinaviska Enskilda
Banken AB, Class A 2,797,964 60,480,715
Skandinaviska Enskilda
Banken AB, Class C 9,290 206,112
Skanska AB, Class B 658,915 20,164,373
SKF AB, Class A 589 15,636
#SKF AB, Class B 2,044,776 53,728,137
SSAB AB, Class A 401,678 3,360,532
#SSAB AB, Class B 1,122,415 9,334,598
Svenska Cellulosa AB SCA,
Class A 4,783 60,191
#Svenska Cellulosa AB SCA,
Class B 726,711 9,157,515
#Svenska Handelsbanken AB,
Class A 1,237,778 19,659,588
#Svenska Handelsbanken AB,
Class B 34,539 912,222
Swedbank AB, Class A 1,610,416 63,072,239
*Swedish Orphan Biovitrum
AB, Class A 61,586 2,344,543
Telefonaktiebolaget LM
Ericsson, Class B 704,370 7,691,198
Shares Value
SWEDEN — (Continued)
Telia Co. AB 5,374,604 $ 24,619,751
Trelleborg AB, Class B 418,866 17,034,286
#*Volvo Car AB, Class B 1,134,184 3,812,965
TOTAL SWEDEN 470,180,255
SWITZERLAND — (7.8%)
Alcon AG 98,795 8,008,290
#Alcon AG, ADR 449,418 36,393,870
*Amrize, Ltd. 192,105 10,108,565
*Amrize, Ltd. 1,365,338 71,897,222
#Banque Cantonale Vaudoise,
Registered 27,963 3,798,363
Cie Financiere Richemont SA,
Registered 660,753 128,323,630
DSM-Firmenich AG 80,850 6,367,353
Galderma Group AG 1,092 204,063
Helvetia Baloise Holding AG,
Registered 64,271 16,333,790
*Holcim AG 1,656,313 171,083,873
Julius Baer Group, Ltd.,
Registered 639,689 53,680,544
Lonza Group AG, Registered 120,389 82,078,079
#Novartis AG, Class B,
Sponsored ADR 888,855 132,154,962
#Sandoz Group AG 301,534 23,956,691
Sandoz Group AG, ADR 209,363 16,598,299
Schindler Holding AG,
Registered 685 253,078
Sika AG, Registered 2,935 565,237
Swatch Group AG (The),
Registered 2,730 130,110
#Swiss Life Holding AG,
Registered 93,906 103,216,724
Swiss Prime Site AG,
Registered 31,094 5,301,788
Swiss Re AG, Registered 869,156 139,338,106
#Swisscom AG, Registered 83,801 68,940,891
UBS Group AG 1,876,566 88,680,263
#UBS Group AG 1,175,053 55,403,749
Zurich Insurance Group AG 241,843 172,419,722
TOTAL SWITZERLAND 1,395,237,262
UNITED KINGDOM — (12.3%)
Anglo American PLC 561,496 26,259,086
Associated British Foods PLC 325,033 8,496,808
Barclays PLC 3,635,128 24,253,142
Barclays PLC, Sponsored ADR 2,063,109 55,188,166
Barratt Redrow PLC,
Registered 2,032,381 10,826,648
BP PLC 5,034,083 32,039,407
BP PLC, Sponsored ADR 4,847,434 183,620,800
British American Tobacco PLC 2,080,486 124,932,509
British American Tobacco
PLC, Sponsored ADR 50,627 3,072,046
BT Group PLC, Registered 28,328,308 74,384,501
*Canal+ SA 184,656 803,260
Centrica PLC 6,151,207 16,118,082
DCC PLC 26,640 1,694,771
*Glencore PLC 15,836,020 108,491,938

108
Dimensional International Value ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
HSBC Holdings PLC,
Registered 6,711,366 $ 118,381,154
#HSBC Holdings PLC,
Sponsored ADR 2,551,198 224,530,936
Investec PLC 421,063 3,513,048
J Sainsbury PLC 6,749,385 29,674,955
Kingfisher PLC 3,495,263 16,187,769
Lloyds Banking Group PLC 177,893,223
#Lloyds Banking Group PLC,
Sponsored ADR 4,367,826 26,075,921
Marks & Spencer Group PLC 60,665 304,769
NatWest Group PLC 12,295,011 112,231,434
#NatWest Group PLC, Class
S, ADR 2,131,457 38,856,461
Schroders PLC 275,176 1,705,288
Shell PLC 3,017,743 115,702,303
#Shell PLC, ADR 6,141,117 473,050,242
Standard Chartered PLC 3,872,829 98,955,822
Taylor Wimpey PLC 998,297 1,462,382
Tesco PLC 483,244 2,819,636
Vodafone Group PLC 46,147,465 68,011,990
Vodafone Group PLC,
Sponsored ADR 458,897 6,722,841
Whitbread PLC 129,644 4,846,106
TOTAL UNITED KINGDOM 2,191,107,444
Shares Value
UNITED STATES — (0.1%)
International Paper Co. 534,313 $ 21,483,088
Smurfit Westrock PLC 2,065 85,691
TOTAL UNITED STATES 21,568,779
TOTAL COMMON STOCKS 17,040,302,045
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG
4.940% 54,805 5,698,395
Henkel AG & Co. KGaA
2.750% 437,876 38,631,521
Porsche Automobil Holding SE
5.270% 109,604 4,725,367
Volkswagen AG, Class A
6.200% 499,532 61,001,880
TOTAL GERMANY 110,057,163
TOTAL PREFERRED
STOCKS 110,057,163
TOTAL INVESTMENT SECURITIES — (96.5%)
(Cost $11,556,673,021) 17,150,359,208
SECURITIES LENDING COLLATERAL — (3.5%)
@§The DFA Short Term
Investment Fund 53,999,787 624,777,532
TOTAL INVESTMENTS — ( 100.0% )
(Cost $12,181,450,553) $ 17,775,136,740
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $146,020,274 which represented 0.8% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 938,894,872 $ — $ — $ 938,894,872
Austria .............................. 40,313,074 — — 40,313,074
Belgium ............................. 146,593,706 — — 146,593,706
Canada ............................. 1,910,372,270 — — 1,910,372,270

109
Dimensional International Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Denmark ............................ $ 350,709,306 $ — $ — $ 350,709,306
Finland .............................. 118,381,326 — — 118,381,326
France .............................. 1,577,817,284 — — 1,577,817,284
Germany ............................ 1,491,483,309 — — 1,491,483,309
Hong Kong ........................... 258,153,475 — — 258,153,475
Ireland .............................. 65,521,891 — — 65,521,891
Israel ............................... 173,390,572 — — 173,390,572
Italy ................................ 484,112,682 — — 484,112,682
Japan ............................... 3,743,422,479 — — 3,743,422,479
Netherlands .......................... 742,695,103 — — 742,695,103
New Zealand ......................... 26,841,339 — — 26,841,339
Norway .............................. 137,702,969 — — 137,702,969
Portugal ............................. 19,162,233 — — 19,162,233
Singapore ............................ 168,808,396 — — 168,808,396
South Africa .......................... 9,377,407 — — 9,377,407
Spain ............................... 558,454,612 — — 558,454,612
Sweden ............................. 470,180,255 — — 470,180,255
Switzerland ........................... 1,395,237,262 — — 1,395,237,262
United Kingdom ....................... 2,191,107,444 — — 2,191,107,444
United States ......................... 21,568,779 — — 21,568,779
Preferred Stocks
Germany ............................ 110,057,163 — — 110,057,163
Securities Lending Collateral ............... — 624,777,532 — 624,777,532
Total Investments ........................ $17,150,359,208 $624,777,532 $— $17,775,136,740

110
Dimensional World ex U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.0%)
#Accent Group, Ltd. 312,384 $ 202,428
Acrow, Ltd. 220,963 160,213
Adairs, Ltd., Class B 152,623 187,110
AGL Energy, Ltd. 255,718 1,621,246
#*Ainsworth Game
Technology, Ltd. 23,526 17,058
*Alkane Resources, Ltd. 441,850 447,022
#*Alkane Resources, Ltd. 225,399 258,172
Alliance Aviation Services,
Ltd., Registered 20,681 16,444
ALS, Ltd., Registered 208,859 3,605,230
*AMA Group, Ltd. 53,839 28,288
Amotiv, Ltd. 102,775 604,072
AMP, Ltd. 2,011,533 2,388,559
*Amplitude Energy, Ltd. 257,552 564,740
#Ampol, Ltd. 144,875 2,927,034
Ansell, Ltd. 100,900 2,307,174
#*Antipa Minerals, Ltd. 141,396 75,777
ANZ Group Holdings, Ltd. 285,239 7,333,547
APA Group 350,435 2,175,106
#*Appen, Ltd. 202,828 262,869
*Arafura Rare Earths, Ltd. 34,100 5,494
ARB Corp., Ltd. 47,524 859,291
*Ardea Resources, Ltd. 24,181 11,858
Aristocrat Leisure, Ltd. 105,355 3,953,073
#ARN Media, Ltd. 201,597 52,255
ASX, Ltd. 16,391 657,730
Atlas Arteria, Ltd., Class B 273,043 950,663
*AUB Group, Ltd. 5,764 121,987
AUB Group, Ltd. 49,064 1,038,371
*Audinate Group, Ltd. 9,453 28,741
*Aurelia Metals, Ltd. 1,032,528 224,235
Aurizon Holdings, Ltd. 1,439,491 3,721,126
*Ausgold, Ltd. 91,630 73,178
Aussie Broadband, Ltd. 140,635 445,319
*Austal, Ltd. 324,612 1,587,300
#Austin Engineering, Ltd. 124,696 22,276
#*Australian Agricultural Co.,
Ltd. 136,473 130,025
Australian Clinical Labs, Ltd. 137,744 263,436
Australian Ethical Investment,
Ltd. 55,011 176,889
#*Australian Strategic
Materials, Ltd. 60,163 72,282
*Baby Bunting Group, Ltd. 94,313 157,910
Bank of Queensland, Ltd. 553,021 2,630,574
Bapcor, Ltd. 247,744 371,412
#Beach Energy, Ltd. 1,167,756 1,006,228
Beacon Lighting Group, Ltd. 14,130 24,747
Beacon Minerals, Ltd. 6,851 21,022
Bega Cheese, Ltd. 214,752 919,216
Bell Financial Group, Ltd. 70,162 64,389
*Bellevue Gold, Ltd. 720,632 951,621
Bendigo & Adelaide Bank, Ltd. 310,332 2,384,912
Shares Value
AUSTRALIA — (Continued)
BHP Group, Ltd. 713,814 $ 25,288,153
#BHP Group, Ltd., Sponsored
ADR 227,380 15,627,827
Bisalloy Steel Group, Ltd. 21,302 83,569
#*Black Cat Syndicate, Ltd. 325,065 318,814
BlueScope Steel, Ltd. 227,760 4,825,011
#*Boss Energy, Ltd. 10,054 13,734
*Botanix Pharmaceuticals, Ltd. 321,473 24,773
Brambles, Ltd. 360,855 5,662,652
#Bravura Solutions, Ltd. 221,986 317,245
#Breville Group, Ltd. 53,244 1,201,063
Capral, Ltd. 11,481 98,446
*Capricorn Metals, Ltd. 229,957 2,382,615
CAR Group, Ltd. 118,446 2,290,174
#*Catalyst Metals, Ltd. 23,031 139,078
*Catapult Sports, Ltd. 5,844 14,329
Cedar Woods Properties, Ltd. 53,874 305,328
#*Cettire, Ltd. 177,557 67,169
Challenger, Ltd. 347,452 2,241,783
#Champion Iron, Ltd. 260,565 1,073,328
*Chrysos Corp., Ltd. 4,041 22,506
Civmec Australia, Ltd.,
Registered 318,700 346,577
Cleanaway Waste
Management, Ltd. 967,441 1,674,020
#Clinuvel Pharmaceuticals,
Ltd. 15,944 122,865
#*Coast Entertainment
Holdings, Ltd. 298,619 114,013
#Cobram Estate Olives, Ltd. 32,257 84,515
Cochlear, Ltd. 11,824 2,229,037
Codan, Ltd. 89,161 2,376,044
Coles Group, Ltd. 280,254 4,177,943
#Collins Foods, Ltd. 90,602 677,873
Commonwealth Bank of
Australia 153,608 16,072,641
Computershare, Ltd. 128,415 2,942,628
ΩCoronado Global Resources,
Inc. 29,845 8,468
#<Corporate Travel
Management, Ltd. 81,991 692,137
CSL, Ltd. 41,014 5,212,624
Dalrymple Bay Infrastructure,
Ltd. 140,022 476,729
Data#3, Ltd. 92,512 633,835
*Develop Global, Ltd. 95,937 354,190
Dicker Data, Ltd. 52,684 370,923
#Domino's Pizza Enterprises,
Ltd., Class B 27,362 437,999
Downer EDI, Ltd. 523,984 2,954,969
*DUG Technology, Ltd. 34,108 44,682
Duratec, Ltd. 47,509 71,557
Dyno Nobel, Ltd. 1,288,645 3,168,688
#Eagers Automotive, Ltd. 105,513 1,983,196
#Elders, Ltd. 174,241 899,616

111
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
*Emeco Holdings, Ltd. 264,867 $ 244,002
*Emerald Resources NL 292,827 1,528,292
#*EML Payments, Ltd. 269,686 154,921
#Endeavour Group, Ltd. 867,600 2,248,849
#*Energy World Corp., Ltd. 283,308 8,137
Enero Group, Ltd. 75,404 32,751
EQT Holdings, Ltd. 11,610 199,675
#Eureka Group Holdings, Ltd. 93,944 32,248
Evolution Mining, Ltd. 1,153,849 11,890,517
EVT, Ltd. 75,897 667,279
Fenix Resources, Ltd. 217,417 67,017
#Fiducian Group, Ltd. 5,612 42,303
#Finbar Group, Ltd. 39,304 22,716
FleetPartners Group, Ltd. 193,810 388,312
Fleetwood, Ltd. 71,115 138,997
#Flight Centre Travel Group,
Ltd. 105,944 1,202,349
Fortescue, Ltd. 433,807 6,381,973
#G8 Education, Ltd. 542,306 254,541
#*Genesis Minerals, Ltd. 259,726 1,381,008
GenusPlus Group, Ltd. 5,191 27,165
GR Engineering Services, Ltd. 81,799 248,701
GrainCorp, Ltd., Class A 211,064 1,064,598
*Grange Resources, Ltd. 330,444 60,188
GWA Group, Ltd. 173,949 325,366
Hansen Technologies, Ltd. 120,848 419,914
Harvey Norman Holdings, Ltd. 408,890 1,856,182
Healius, Ltd. 527,691 332,706
Helia Group, Ltd. 358,799 1,467,923
Helloworld Travel, Ltd. 11,322 16,101
*Horizon Minerals, Ltd. 10,130 9,793
Horizon Oil, Ltd. 451,555 71,176
HUB24, Ltd., Registered 17,515 1,245,296
IDP Education, Ltd. 41,302 182,574
*IGO, Ltd. 391,214 2,280,220
Iluka Resources, Ltd. 265,115 995,493
Imdex, Ltd. 253,909 674,150
*Immutep, Ltd. 449,130 124,282
Inghams Group, Ltd. 318,436 557,701
*Insignia Financial, Ltd. 440,873 1,436,169
Insurance Australia Group, Ltd. 880,572 4,688,323
#Integral Diagnostics, Ltd. 152,673 280,222
IPD Group, Ltd. 21,907 67,680
#IPH, Ltd. 178,780 468,414
IRESS, Ltd. 120,064 686,344
IVE Group, Ltd. 107,258 226,170
*James Hardie Industries PLC 82,254 1,909,051
*James Hardie Industries PLC 6,180 142,078
JB Hi-Fi, Ltd. 64,166 3,647,813
*Judo Capital Holdings, Ltd. 544,756 692,656
#Jumbo Interactive, Ltd.,
Registered 8,083 58,098
Jupiter Mines, Ltd. 622,883 119,999
#Karoon Energy, Ltd. 617,400 733,120
#*Kelly Partners Group
Holdings, Ltd. 8,218 38,285
Kelsian Group, Ltd. 77,825 212,629
*Kingsgate Consolidated, Ltd. 57,539 262,814
Shares Value
AUSTRALIA — (Continued)
#Kogan.com, Ltd. 44,605 $ 114,680
#L1 Group, Ltd. 247,279 213,074
Lendlease Corp., Ltd. 454,941 1,542,551
#*Lifestyle Communities, Ltd. 54,275 211,404
Lindsay Australia, Ltd. 110,005 51,248
Lottery Corp., Ltd. (The) 490,516 1,769,699
Lovisa Holdings, Ltd. 41,433 899,512
Lycopodium, Ltd. 6,098 67,070
*Lynas Rare Earths, Ltd. 185,276 1,933,947
Maas Group Holdings, Ltd. 33,720 128,979
Macmahon Holdings, Ltd. 1,049,856 481,737
Macquarie Group, Ltd. 29,588 4,398,040
*Macquarie Technology
Group, Ltd. 6,651 326,248
Mader Group, Ltd. 10,075 57,947
Magellan Financial Group, Ltd. 157,679 964,333
#*Mayne Pharma Group, Ltd. 52,163 102,320
McMillan Shakespeare, Ltd. 45,512 543,612
Medibank Pvt., Ltd. 619,606 2,005,380
*Megaport, Ltd. 50,653 411,271
#*Mesoblast, Ltd. 264,038 467,979
Metcash, Ltd. 834,296 1,940,427
#*Mineral Resources, Ltd. 97,198 3,891,461
Monadelphous Group, Ltd. 66,235 1,444,925
#Monash IVF Group, Ltd. 188,720 93,206
*Myer Holdings, Ltd. 1,068,126 325,500
MyState, Ltd. 121,131 380,165
National Australia Bank, Ltd. 420,539 12,777,174
Netwealth Group, Ltd. 98,217 1,684,369
#*Neuren Pharmaceuticals,
Ltd. 12,316 144,001
#New Hope Corp., Ltd. 395,119 1,248,371
#*NEXTDC, Ltd. 198,816 1,855,217
NIB Holdings, Ltd. 326,762 1,540,585
#Nick Scali, Ltd. 60,637 1,043,290
Nickel Industries, Ltd. 1,216,517 779,791
Nine Entertainment Co.
Holdings, Ltd. 585,133 469,353
Northern Star Resources, Ltd. 488,556 9,904,943
NRW Holdings, Ltd. 368,415 1,344,665
#*Nufarm, Ltd. 304,159 502,865
*Nuix, Ltd. 77,103 93,175
Objective Corp., Ltd. 10,513 111,946
#*OFX Group, Ltd. 154,129 53,987
#*Omni Bridgeway, Ltd. 65,581 70,752
oOh!media, Ltd. 452,876 394,991
#*Ora Banda Mining, Ltd. 232,663 208,630
Orica, Ltd. 308,991 5,567,444
Origin Energy, Ltd., Class B 364,149 3,010,234
Orora, Ltd. 941,240 1,351,741
*Paladin Energy, Ltd. 15,054 145,958
*Pantoro Gold, Ltd. 175,521 625,873
Peet, Ltd. 198,901 281,467
#*PeopleIN, Ltd. 619 297
Perenti, Ltd. 716,862 1,411,175
Perpetual, Ltd. 60,491 767,447
Perseus Mining, Ltd. 1,224,992 5,063,192

112
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
Peter Warren Automotive
Holdings, Ltd. 13,205 $ 16,374
#*PEXA Group, Ltd. 87,608 844,503
#Pinnacle Investment
Management Group, Ltd. 10,028 119,286
*PLS Group, Ltd. 641,619 1,928,296
Praemium, Ltd. 118,308 62,575
Premier Investments, Ltd. 68,523 642,771
Pro Medicus, Ltd. 18,947 2,443,884
#Propel Funeral Partners, Ltd. 68,677 237,190
#PWR Holdings, Ltd. 36,639 238,964
Qantas Airways, Ltd., Class B 284,289 2,005,527
QBE Insurance Group, Ltd. 645,664 8,928,794
*QPM Energy, Ltd. 1,048,739 26,449
Qube Holdings, Ltd., Class B 494,798 1,653,428
#Ramelius Resources, Ltd. 1,741,594 5,758,747
#Ramsay Health Care, Ltd. 84,175 2,144,105
REA Group, Ltd. 11,059 1,470,066
#*ReadyTech Holdings, Ltd. 8,760 15,526
#Reece, Ltd. 41,952 434,964
Regis Healthcare, Ltd. 106,229 499,350
Regis Resources, Ltd. 665,387 3,757,063
Reliance Worldwide Corp., Ltd. 452,194 1,191,110
*Resolute Mining, Ltd. 2,047,482 1,950,734
Ridley Corp., Ltd. 229,674 402,245
#Rio Tinto, Ltd. 118,804 12,613,224
*RPMGlobal Holdings, Ltd. 77,676 270,991
*Sandfire Resources, Ltd. 403,206 5,606,949
Santos, Ltd. 1,704,512 8,370,611
SEEK, Ltd. 101,183 1,486,432
#*Select Harvests, Ltd. 108,029 336,018
Servcorp, Ltd. 43,895 237,088
Service Stream, Ltd. 514,088 821,129
SGH, Ltd. 66,514 2,163,004
Shaver Shop Group, Ltd. 90,132 94,713
Sigma Healthcare, Ltd. 1,456,166 3,152,161
Sims, Ltd. 129,353 1,837,738
*SiteMinder, Ltd. 1,844 6,562
SmartGroup Corp., Ltd. 88,571 523,068
*SomnoMed, Ltd. 1,270 596
Sonic Healthcare, Ltd. 124,885 2,007,854
South32, Ltd. 1,058,939 3,427,299
South32, Ltd., Sponsored ADR 35,633 558,369
Southern Cross Electrical
Engineering, Ltd. 203,583 363,681
#Southern Cross Media
Group, Ltd. 273,957 122,829
SRG Global, Ltd. 461,342 976,043
*St. Barbara, Ltd. 377,887 193,252
Stanmore Resources, Ltd. 257,314 542,587
#Steadfast Group, Ltd. 357,757 1,310,777
#*Strike Energy, Ltd. 14,354 1,106
Suncorp Group, Ltd. 308,393 3,672,760
Super Retail Group, Ltd. 130,843 1,347,432
#*Superloop, Ltd. 293,097 472,257
#*Syrah Resources, Ltd. 268,133 44,143
Tabcorp Holdings, Ltd. 1,606,825 996,210
Technology One, Ltd. 171,700 3,029,965
Shares Value
AUSTRALIA — (Continued)
#*Telix Pharmaceuticals, Ltd. 3,421 $ 25,284
Telstra Group, Ltd. 737,521 2,521,351
*Temple & Webster Group,
Ltd. 12,041 101,646
*<Ten Sixty Four, Ltd. 96,557 7,441
TPG Telecom, Ltd. 199,470 540,789
Transurban Group 240,512 2,350,445
#Treasury Wine Estates, Ltd.,
Class B 372,115 1,397,272
*Tuas, Ltd. 115,040 571,392
*Tyro Payments, Ltd. 358,903 238,858
*Vault Minerals, Ltd. 859,794 3,541,692
Ventia Services Group Pty,
Ltd. 628,252 2,543,905
ΩViva Energy Group, Ltd. 740,943 934,322
#Vulcan Steel, Ltd. 10,752 52,350
*Vysarn, Ltd. 65,776 36,633
#Washington H Soul Pattinson
& Co., Ltd. 42,533 1,149,847
*WEB Travel Group, Ltd. 149,465 483,749
#Webjet Group, Ltd. 206,531 116,472
Wesfarmers, Ltd. 137,454 8,027,017
*West African Resources, Ltd. 932,601 2,410,801
Westgold Resources, Ltd. 500,744 2,581,860
Westgold Resources, Ltd. 32,938 154,699
Westpac Banking Corp. 380,443 10,346,280
Whitehaven Coal, Ltd. 706,248 4,368,748
WiseTech Global, Ltd. 23,222 943,554
Woodside Energy Group, Ltd. 619,723 11,014,307
#Woodside Energy Group,
Ltd., Sponsored ADR 64,574 1,137,794
Woolworths Group, Ltd. 205,238 4,448,537
Worley, Ltd. 230,152 2,162,134
#*Xero, Ltd. 22,155 1,455,064
XRF Scientific, Ltd. 36,837 55,999
#Yancoal Australia, Ltd. 295,511 1,196,577
TOTAL AUSTRALIA 450,245,562
AUSTRIA — (0.4%)
*Addiko Bank AG, Class B 3,168 96,105
Agrana Beteiligungs AG 6,119 82,986
ANDRITZ AG 44,265 3,844,185
*AT&S Austria Technologie &
Systemtechnik AG 19,046 863,276
Ω*BAWAG Group AG 59,401 9,709,602
CA Immobilien Anlagen AG 15,722 469,839
DO & CO AG 5,820 1,365,372
Erste Group Bank AG 67,159 8,748,614
*Eurotelesites AG 23,471 118,670
EVN AG 20,920 708,052
#*Lenzing AG 11,057 335,427
Mayr Melnhof Karton AG 3,486 396,466
OMV AG 114,326 6,807,224
Palfinger AG 12,306 529,964
*POLYTEC Holding AG 9,486 46,607
Porr AG 16,168 670,317
Raiffeisen Bank International
AG, Class V 26,377 1,339,278
SBO AG 5,845 220,427

113
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRIA — (Continued)
Semperit AG Holding 5,056 $ 75,547
Strabag SE, Class BR 12,515 1,302,694
Telekom Austria AG, Class A 101,581 1,083,992
#*UBM Development AG 926 21,922
UNIQA Insurance Group AG 80,166 1,491,585
Verbund AG 11,928 879,083
Vienna Insurance Group AG
Wiener Versicherung Gruppe 25,524 2,013,183
voestalpine AG 77,402 3,683,267
Wienerberger AG 79,921 2,652,687
Zumtobel Group AG 17,995 76,640
TOTAL AUSTRIA 49,633,011
BELGIUM — (0.8%)
Ackermans & van Haaren NV 18,476 5,490,619
Ageas SA/NV, Class B 103,237 7,362,842
*AGFA-Gevaert NV 90,965 54,054
Anheuser-Busch InBev SA/NV 195,781 13,993,341
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 8,388 601,252
*Argenx SE 1,052 880,818
*Argenx SE, Sponsored ADR 784 658,952
*Atenor 10,050 32,640
Azelis Group NV 31,091 309,216
*Banqup Group 491 1,998
Barco NV 44,925 622,102
Bekaert SA 29,968 1,479,540
Ω#*<Biocartis Group NV 3,607 –
*bpost SA 94,130 244,121
Cie d'Entreprises CFE 5,218 56,738
#CMB Tech NV 39,237 511,650
CMB. Tech NV 65,768 860,550
Colruyt Group NV 32,122 1,236,608
Deceuninck NV 63,925 175,292
Deme Group NV 5,836 1,167,783
#D'ieteren Group 14,170 3,251,794
Econocom Group SA/NV 59,975 124,862
#Elia Group SA/NV, Class B 17,479 2,543,103
EVS Broadcast Equipment SA 10,051 434,645
Fagron 51,686 1,361,970
*Hyloris Pharmaceuticals SA 1,093 10,376
#Ion Beam Applications 3,444 62,113
Jensen-Group NV 738 55,312
KBC Group NV 107,669 15,229,775
#Kinepolis Group NV 9,151 291,215
#Lotus Bakeries NV 348 4,098,598
Melexis NV 14,782 1,121,074
#*Ontex Group NV 46,144 268,988
*Orange Belgium SA 16,162 370,123
Proximus SADP 124,550 1,138,698
#Recticel SA 24,278 295,179
Sipef NV 3,772 376,940
Solvay SA, Class A 64,458 1,901,733
Syensqo SA 60,903 5,145,651
Tessenderlo Group SA 13,567 443,044
UCB SA 31,553 9,586,995
Umicore SA 63,390 1,515,786
Van de Velde NV 4,203 151,254
VGP NV 10,571 1,300,342
Shares Value
BELGIUM — (Continued)
Viohalco SA 23,804 $ 365,309
What's Cooking BV 320 46,444
TOTAL BELGIUM 87,231,439
BRAZIL — (1.1%)
*Allianca Saude e
Participacoes SA 182 163
Allied Tecnologia SA 63,015 100,741
Allos SA 147,697 871,702
Alupar Investimento SA 66,641 432,134
#Ambev SA, Sponsored ADR 234,806 652,761
Anima Holding SA 229,000 228,757
Armac Locacao Logistica E
Servicos SA 14,400 13,175
Aura Minerals, Inc. 5,900 375,771
Auren Energia SA 101,236 217,726
*Axia Energia 25,743 259,614
Axia Energia 69,238 719,021
*Axia Energia, ADR 20,910 209,100
#Axia Energia, Sponsored
ADR 79,556 821,018
Azzas 2154 SA 76,408 390,245
B3 SA - Brasil Bolsa Balcao 545,348 1,682,224
Banco ABC Brasil SA 86,983 445,585
ΩBanco BMG SA 157,635 150,844
Banco Bradesco SA 160,404 652,885
Banco Bradesco SA 126,602 443,000
Banco Bradesco SA,
Sponsored ADR 308,154 1,248,024
Banco BTG Pactual SA 165,350 1,893,351
Banco do Brasil SA 320,162 1,542,242
Banco Santander Brasil SA 375,252 2,603,194
Banco Santander Brasil SA,
Sponsored ADR 16,400 113,488
BB Seguridade Participacoes
SA 132,172 941,895
Bemobi Mobile Tech SA 62,400 295,460
Blau Farmaceutica SA 24,700 47,979
Boa Safra Sementes SA 29,483 49,105
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 40,200 163,778
*Brava Energia 45,204 163,183
Brisanet Servicos de
Telecomunicacoes SA 99,052 63,001
C&A MODAS SA 183,571 418,295
Caixa Seguridade
Participacoes S/A 92,450 305,662
Camil Alimentos SA 89,261 113,547
*Cia Brasileira de Aluminio 155,212 301,794
*Cia Brasileira de Distribuicao 321,054 235,476
Cia de Ferro Ligas da Bahia
FERBASA 117,700 188,390
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 35,317 952,613
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 37,096 996,399
Cia de Saneamento de Minas
Gerais Copasa MG 170,146 1,662,283
Cia De Sanena Do Parana 353,805 595,357

114
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Cia De Sanena Do Parana 115,402 $ 1,028,921
Cia De Sanena Do Parana 83,566 181,958
Cia Energetica de Minas
Gerais 113,986 328,533
Cia Paranaense de Energia
- Copel 584,796 1,472,168
*Cia Siderurgica Nacional SA 285,970 550,032
#*Cia Siderurgica Nacional
SA, Sponsored ADR 165,744 316,571
Cogna Educacao SA 1,881,997 1,635,566
Construtora Tenda S/A 19,700 103,852
*Cosan SA 68,327 76,998
#*Cosan SA, Class H, ADR 34,825 157,757
CPFL Energia SA 38,154 375,014
Cruzeiro do Sul Educacional
SA 164,241 225,866
CSU Digital SA 18,186 66,936
Cury Construtora e
Incorporadora SA 103,227 681,207
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 40,057 215,377
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 211,292 1,206,679
ΩDesktop SA 75,120 213,786
Dexco SA 312,890 342,440
*Diagnosticos da America SA 79,553 64,730
Dimed SA Distribuidora da
Medicamentos 66,200 167,284
Direcional Engenharia SA 110,898 295,485
EcoRodovias Infraestrutura e
Logistica SA 200,043 451,626
Embraer SA 259,318 4,801,956
Embraer SA, Sponsored ADR 69,130 5,078,290
Empreendimentos Pague
Menos S/A 191,188 239,553
Energisa S/A 98,427 958,974
*Eneva SA 255,464 1,030,532
Engie Brasil Energia SA 82,285 515,033
Equatorial Energia SA 259,043 2,024,628
Eucatex SA Industria e
Comercio 44,040 176,646
Even Construtora e
Incorporadora SA 90,704 137,731
EZ Tec Empreendimentos e
Participacoes SA 116,112 335,770
Fleury SA 167,873 532,905
Fras-Le SA 22,348 103,725
#Gerdau SA, Sponsored ADR 454,363 1,940,130
ΩGPS Participacoes e
Empreendimentos SA 113,027 404,567
Grendene SA 144,895 137,269
*Grupo Casas Bahia SA 105,611 64,953
Grupo Mateus SA 226,196 207,811
Grupo SBF SA 100,983 277,746
Guararapes Confeccoes SA 112,161 210,373
Ω*Hapvida Participacoes e
Investimentos S/A 124,203 308,399
Shares Value
BRAZIL — (Continued)
Hospital Mater Dei SA 45,400 $ 50,295
Hypera SA 158,493 763,169
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 43,169 101,748
Iochpe Maxion SA 97,200 204,591
Irani Papel e Embalagem SA 72,304 125,535
*IRB-Brasil Resseguros SA 70,085 774,401
Isa Energia Brasil SA 82,600 439,540
Itau Unibanco Holding SA,
Sponsored ADR 16,066 138,007
*JBS NV 238,980 3,758,005
JHSF Participacoes SA 319,164 582,177
JSL SA 60,221 85,692
Kepler Weber SA 89,044 174,158
Klabin SA 611,370 2,237,367
Lavvi Empreendimentos
Imobiliarios SA 79,818 272,740
Localiza Rent a Car SA 446,902 4,130,528
*Localiza Rent a Car SA,
Class A 14,130 125,928
LOG Commercial Properties e
Participacoes SA 18,860 100,216
*Log-in Logistica Intermodal
SA 11,519 71,505
*Lojas Quero-Quero SA 198,711 96,024
Lojas Renner SA 792,869 2,260,991
ΩLWSA SA 174,119 162,627
M Dias Branco SA 29,841 141,523
Magazine Luiza SA 315,736 590,398
Mahle Metal Leve SA 27,500 180,478
Marcopolo SA 117,480 134,633
MBRF Global Foods Co. SA 137,000 488,543
MBRF Global Foods Co. SA,
ADR 21,216 74,256
Melnick Even Desenvolvimento
Imobiliario SA 87,585 66,748
Mills Locacao Servicos e
Logistica SA 105,857 313,393
Minerva SA 93,784 110,881
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 34,400 26,019
Motiva Infraestrutura de
Mobilidade SA 465,276 1,489,438
Moura Dubeux Engenharia S/A 86,127 470,153
Movida Participacoes SA 156,523 372,208
MPM Corporeos SA 102,800 16,690
*MRV Engenharia e
Participacoes SA 327,521 504,836
Multiplan Empreendimentos
Imobiliarios SA 107,606 677,014
*Natura Cosmeticos SA 441,538 739,614
Neoenergia SA 46,933 290,443
*Oceanpact Servicos
Maritimos SA 104,300 187,660
Odontoprev SA 144,910 311,102
Petroleo Brasileiro SA
- Petrobras 1,001,274 7,724,395

115
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 135,444 $ 1,944,976
Petroreconcavo S/A 97,820 211,127
Plano & Plano
Desenvolvimento Imobiliario
SA 28,161 81,274
Porto Seguro SA 115,184 1,105,298
Positivo Tecnologia SA 59,624 51,248
*PRIO SA 488,708 4,759,619
Profarma Distribuidora de
Produtos Farmaceuticos SA 30,509 53,494
Qualicorp Consultoria e
Corretora de Seguros SA 145,000 62,868
Raia Drogasil SA 362,221 1,695,028
*Raizen SA 891,777 175,441
ΩRede D'Or Sao Luiz SA 25,338 205,151
Romi SA 39,954 64,255
Rumo SA 132,177 372,632
Sao Carlos Empreendimentos
e Participacoes SA 10,391 29,870
Sao Martinho S/A 100,829 294,078
Sendas Distribuidora S/A 1,063,300 1,740,501
#Sendas Distribuidora S/A,
ADR 4,874 40,406
ΩSer Educacional SA 119,300 284,832
SIMPAR SA 224,919 287,402
SLC Agricola SA 155,036 475,276
Smartfit Escola de Ginastica e
Danca SA 118,067 499,280
Suzano SA 204,626 1,928,011
#Suzano SA, Class A,
Sponsored ADR 2,500 23,425
SYN prop e tech SA 35,914 34,847
Tegma Gestao Logistica SA 29,402 219,018
Telefonica Brasil SA 13,160 93,958
#Telefonica Brasil SA, ADR 46,349 657,229
TIM SA 281,900 1,320,241
#TIM SA, ADR 691 16,100
TOTVS SA 35,495 302,167
Transmissora Alianca de
Energia Eletrica S/A 133,278 1,059,748
Tres Tentos Agroindustrial S/A 56,778 180,456
Trisul SA 85,658 115,999
*Tupy SA 65,154 155,432
Ultrapar Participacoes SA 214,686 1,040,718
#Ultrapar Participacoes SA,
Sponsored ADR 180,861 864,516
Unifique Telecomunicacoes
S/A, Class A 146,764 149,412
Unipar Carbocloro SA 17,141 196,863
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 49,549 59,150
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 317,472 382,018
Vale SA 611,295 9,845,077
Vale SA, Class B, Sponsored
ADR 158,965 2,554,568
Shares Value
BRAZIL — (Continued)
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 42,217 $ 179,252
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 337,891 257,506
Veste SA Estilo 4,400 3,084
Vibra Energia SA 765,293 4,203,919
Vittia SA 8,500 7,468
Vivara Participacoes SA 61,634 331,741
Vulcabras SA 71,894 247,449
WEG SA 116,514 1,150,997
Wiz Co. 45,200 85,815
XP, Inc. 4,889 95,248
YDUQS Participacoes SA 199,976 560,332
TOTAL BRAZIL 127,528,248
CANADA — (8.2%)
*5N Plus, Inc. 59,063 1,050,280
Acadian Timber Corp. 6,453 76,770
*ACT Energy Technologies,
Ltd. 19,800 84,660
ADENTRA, Inc. 15,971 426,947
ADF Group, Inc. 13,300 86,823
*Advantage Energy, Ltd. 154,040 1,252,432
Aecon Group, Inc. 56,672 1,477,326
#Ag Growth International, Inc. 12,343 264,880
AGF Management, Ltd., Class
B 56,260 754,066
Agnico Eagle Mines, Ltd. 80,651 15,416,095
Agnico Eagle Mines, Ltd. 49,391 9,408,985
#*Aimia, Inc. 32,511 72,025
#*Air Canada 101,603 1,414,331
AirBoss of America Corp. 8,200 28,218
Alamos Gold, Inc., Class A 189,789 7,072,151
Alamos Gold, Inc., Class B 142,990 5,276,331
Algoma Central Corp. 4,700 67,299
Algoma Steel Group, Inc. 47,976 200,540
Algonquin Power & Utilities
Corp. 228,863 1,499,053
Algonquin Power & Utilities
Corp. 33,722 222,630
Alimentation Couche-Tard, Inc. 107,458 5,621,478
*Allied Gold Corp. 1,953 61,422
*Allied Gold Corp. 19,307 612,651
AltaGas, Ltd. 150,242 4,556,688
Altius Minerals Corp. 21,671 689,746
Altus Group, Ltd. 9,258 315,858
Amerigo Resources, Ltd. 56,900 233,626
Andrew Peller, Ltd., Class A 17,600 67,975
ARC Resources, Ltd. 426,243 7,954,186
*Aritzia, Inc., Class B 66,997 5,310,186
Atco, Ltd., Class I 31,419 1,371,703
*Athabasca Oil Corp. 480,820 2,837,021
AtkinsRealis Group, Inc. 62,098 4,382,147
#*ATS Corp. 30,746 878,684
*ATS Corp. 4,588 130,575
#*Aurora Cannabis, Inc. 25,123 102,225
*AutoCanada, Inc. 14,210 292,354

116
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
B2Gold Corp. 675,724 $ 3,308,385
B2Gold Corp. 408,272 2,000,533
Badger Infrastructure
Solutions, Ltd. 22,879 1,300,782
Bank of Montreal 42,121 5,765,956
Bank of Montreal 68,866 9,376,106
Bank of Nova Scotia (The) 130,018 9,714,945
Bank of Nova Scotia (The) 67,346 5,062,824
Barrick Mining Corp. 318,350 14,577,247
Barrick Mining Corp. 99 4,550
#*Bausch + Lomb Corp. 11,082 185,069
#*Bausch Health Cos., Inc. 20,280 116,964
*Bausch Health Cos., Inc. 81,730 469,130
Baytex Energy Corp. 386,544 1,341,622
BCE, Inc. 9,972 259,214
BCE, Inc. 17,226 445,464
Birchcliff Energy, Ltd. 160,731 868,848
Bird Construction, Inc. 37,277 830,244
#*Bitfarms, Ltd. 23,951 56,045
Black Diamond Group, Ltd. 37,101 452,067
#*BlackBerry, Ltd. 118,269 422,220
#*BlackBerry, Ltd. 5,322 19,061
*Bombardier, Inc., Class A 1,500 259,203
*Bombardier, Inc., Class B 42,874 7,364,709
#*Bonterra Energy Corp. 4,600 16,883
Boralex, Inc., Class A 60,388 1,126,018
BOYD GROUP, Inc. 13,508 2,226,179
Brookfield Corp., ADR 152,609 6,951,340
Brookfield Corp., Class A 17,880 819,563
Brookfield Infrastructure Corp. 52,475 2,510,929
#Brookfield Renewable Corp. 31,412 1,307,996
*Brookfield Wealth Solutions,
Ltd. 246 11,225
BRP, Inc. 1,280 96,474
BRP, Inc. 9,706 736,614
*CAE, Inc. 40,152 1,293,973
*CAE, Inc. 60,502 1,938,484
*Calfrac Well Services, Ltd. 17,000 62,644
Calian Group, Ltd. 4,363 217,191
Cameco Corp. 37,654 4,646,127
Canaccord Genuity Group, Inc. 42,953 376,194
*Canada Goose Holdings, Inc. 16,716 203,266
Canada Packers, Inc. 12,496 147,370
Canadian Imperial Bank of
Commerce 54,635 5,047,728
Canadian Imperial Bank of
Commerce 116,176 10,796,136
Canadian National Railway Co. 2,426 234,673
Canadian National Railway Co. 62,981 6,060,032
Canadian Natural Resources,
Ltd. 507,826 18,896,205
Canadian Natural Resources,
Ltd., Class A 669 25,013
Canadian Pacific Kansas City,
Ltd. 19,651 1,468,873
Canadian Pacific Kansas City,
Ltd., Class A 56,147 4,173,968
Canadian Tire Corp., Ltd.,
Class A 39,062 4,832,305
Shares Value
CANADA — (Continued)
Canadian Utilities, Ltd., Class
A 59,543 $ 1,937,791
*Canfor Corp. 62,806 665,095
Capital Power Corp. 68,154 3,007,201
*Capstone Copper Corp. 415,517 4,630,323
Cardinal Energy, Ltd. 113,189 741,414
Cascades, Inc. 108,466 1,024,466
CCL Industries, Inc., Class B 79,242 4,801,978
*Celestica, Inc. 80,136 22,517,415
*Celestica, Inc. 6,284 1,775,614
Cenovus Energy, Inc. 131,504 2,609,395
#Cenovus Energy, Inc. 563,264 11,107,566
Centerra Gold, Inc. 192,151 3,236,690
CES Energy Solutions Corp. 233,297 2,446,418
CGI, Inc. 28,364 2,444,396
CGI, Inc. 23,477 2,013,857
*Cineplex, Inc. 6,144 43,738
*Cipher Pharmaceuticals, Inc. 12,000 129,646
Cogeco Communications, Inc. 12,325 597,341
Cogeco, Inc. 2,673 131,819
*Colabor Group, Inc. 16,000 473
Colliers International Group,
Inc. 15,351 2,098,482
Colliers International Group,
Inc., Class B 2,114 290,463
Computer Modelling Group,
Ltd. 65,024 231,929
*Conifex Timber, Inc. 9,794 868
Constellation Software, Inc. 2,361 4,381,419
Corby Spirit and Wine, Ltd. 4,700 48,140
#*Cronos Group, Inc. 152,616 383,066
Definity Financial Corp. 69,724 3,431,235
*Descartes Systems Group,
Inc. (The) 3,375 252,315
*Descartes Systems Group,
Inc. (The) 6,551 491,948
Dexterra Group, Inc. 21,091 201,386
*Docebo, Inc. 6,194 121,808
Dollarama, Inc. 65,229 8,839,140
Doman Building Materials
Group, Ltd. 57,100 405,222
Dominion Lending Centres,
Inc., Class A 4,700 32,001
*Dorel Industries, Inc., Class B 18,650 27,407
DPM Metals, Inc. 164,273 5,763,475
DREAM Unlimited Corp.,
Class A 18,118 262,374
#Dye & Durham, Ltd. 12,493 38,471
Dynacor Group, Inc. 24,620 110,905
E-L Financial Corp., Ltd. 63,100 808,467
*Eldorado Gold Corp. 88,709 3,807,390
*Eldorado Gold Corp., Class B 66,083 2,850,917
Element Fleet Management
Corp. 240,210 6,119,887
Emera, Inc. 76,656 3,820,488
Empire Co., Ltd., Class A 98,193 3,225,363
Enbridge, Inc. 103,772 5,068,224
Enbridge, Inc. 58,293 2,861,379
Endeavour Mining PLC 152,103 8,350,136

117
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Enerflex, Ltd. 9,015 $ 165,515
Enerflex, Ltd. 81,270 1,499,788
#*Energy Fuels, Inc. 31,800 715,069
Enghouse Systems, Ltd. 25,760 355,920
*Ensign Energy Services, Inc. 114,908 267,297
EQB, Inc. 24,043 1,885,409
*Equinox Gold Corp. 3,460 49,774
*Equinox Gold Corp. 275,884 3,945,141
*ERO Copper Corp. 47,582 1,594,473
#*ERO Copper Corp. 40,079 1,351,998
Evertz Technologies, Ltd. 19,765 211,056
Exchange Income Corp. 19,579 1,373,559
Exco Technologies, Ltd. 14,940 77,119
Extendicare, Inc. 53,127 909,807
Fairfax Financial Holdings, Ltd. 8,016 13,302,067
Fiera Capital Corp., Class A 50,739 222,567
Finning International, Inc. 124,004 7,819,445
*Firan Technology Group
Corp. 14,341 154,514
First Majestic Silver Corp. 193,199 4,026,267
*First Quantum Minerals, Ltd. 296,675 8,432,611
FirstService Corp., Class WI 8,749 1,358,370
FirstService Corp., Class WI 3,587 558,811
*Foraco International SA 35,300 75,597
Fortis, Inc. 37,119 1,990,060
Fortis, Inc. 37,635 2,007,074
*Fortuna Mining Corp. 68,299 671,818
#*Fortuna Mining Corp. 217,667 2,128,783
Franco-Nevada Corp. 513 120,750
#Franco-Nevada Corp. 11,099 2,601,162
Frontera Energy Corp. 6,859 47,613
*Galiano Gold, Inc. 70,680 186,858
Gamehost, Inc. 9,498 82,905
*GDI Integrated Facility
Services, Inc. 5,100 136,977
George Weston, Ltd. 62,220 4,363,648
GFL Environmental, Inc. 1,317 56,885
GFL Environmental, Inc. 30,132 1,294,169
Gibson Energy, Inc. 120,656 2,388,795
#Gildan Activewear, Inc. 23,037 1,505,065
#Gildan Activewear, Inc.,
Class A 54,180 3,520,616
*GoGold Resources, Inc. 191,510 451,144
Great-West Lifeco, Inc. 76,350 3,593,803
*Haivision Systems, Inc. 8,300 51,548
Hammond Manufacturing Co.,
Ltd., Class A 3,400 25,460
#Hammond Power Solutions,
Inc., Class A 6,000 795,599
Headwater Exploration, Inc. 191,698 1,557,197
High Liner Foods, Inc. 11,484 131,449
Hudbay Minerals, Inc. 190,314 4,506,636
Hudbay Minerals, Inc., Class A 171,781 4,091,081
ΩHydro One, Ltd., Class R 38,130 1,515,739
iA Financial Corp., Inc. 72,577 8,967,144
*IAMGOLD Corp. 140,741 2,558,671
*IAMGOLD Corp. 340,638 6,215,829
*Imperial Metals Corp. 14,440 126,683
Imperial Oil, Ltd. 615 62,479
Shares Value
CANADA — (Continued)
Imperial Oil, Ltd. 70,074 $ 7,094,993
Information Services Corp.,
Class A 7,700 247,919
Intact Financial Corp. 40,810 7,471,260
*Interfor Corp. 47,379 355,828
#*Ivanhoe Mines, Ltd., Class A 28,877 367,213
ΩJamieson Wellness, Inc. 24,035 615,008
*K92 Mining, Inc. 188,234 3,552,975
K-Bro Linen, Inc. 8,729 219,941
*Kelt Exploration, Ltd. 142,987 823,615
#Keyera Corp. 126,697 4,314,144
*Kinaxis, Inc. 2,776 281,874
Kinross Gold Corp. 703,916 22,215,589
Kinross Gold Corp. 290,213 9,189,775
*Knight Therapeutics, Inc. 60,731 260,119
*Kolibri Global Energy, Inc.,
Class R 18,600 74,859
Lassonde Industries, Inc.,
Class A 2,000 326,404
Laurentian Bank of Canada 39,130 1,155,854
Leon's Furniture, Ltd. 19,587 398,061
#*Lightspeed Commerce, Inc. 6,157 66,838
*Lightspeed Commerce, Inc. 89,328 964,742
*<Lightstream Resources, Ltd. 52,634 –
Linamar Corp. 34,961 2,228,581
Loblaw Cos., Ltd. 123,708 5,597,304
#*Lucara Diamond Corp. 184,114 33,651
Lundin Gold, Inc. 77,570 5,847,466
Lundin Mining Corp.,
Registered 463,920 11,768,011
Magellan Aerospace Corp. 8,300 127,612
Magna International, Inc. 80,925 4,159,945
Magna International, Inc. 102,054 5,219,041
Mainstreet Equity Corp. 2,696 347,654
*Major Drilling Group
International, Inc. 55,874 616,444
Manulife Financial Corp. 38,654 1,480,621
Manulife Financial Corp. 248,496 9,470,183
Maple Leaf Foods, Inc. 62,480 1,164,103
Martinrea International, Inc. 55,907 400,884
*Mattr Corp. 40,710 247,119
*MDA Space, Ltd. 66,736 1,893,929
*Medexus Pharmaceuticals,
Inc. 5,500 11,494
Medical Facilities Corp. 12,666 141,892
Melcor Developments, Ltd. 6,900 82,648
Meren Energy, Inc. 76,773 120,760
#Methanex Corp. 22,878 1,097,651
Methanex Corp. 25,447 1,214,331
Metro, Inc., Class A 96,133 6,416,912
Morguard Corp. 1,200 104,567
MTY Food Group, Inc. 13,819 432,791
Mullen Group, Ltd. 65,752 780,779
National Bank of Canada 103,627 12,416,262
Neo Performance Materials,
Inc. 13,842 195,852
#*New Gold, Inc. 523,681 5,290,371
*New Gold, Inc. 165,963 1,664,609
*NFI Group, Inc. 22,485 274,639

118
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
North American Construction
Group, Ltd. 2,192 $ 32,770
North American Construction
Group, Ltd. 19,752 296,831
North West Co., Inc. (The) 41,342 1,484,056
Northland Power, Inc. 192,853 2,673,153
Nutrien, Ltd. 158,613 10,926,850
*NuVista Energy, Ltd. 150,606 2,073,106
#*Obsidian Energy, Ltd. 60,947 439,428
OceanaGold Corp. 204,192 6,652,846
#Open Text Corp. 23,244 596,999
Open Text Corp. 153,004 3,906,192
OR Royalties, Inc. 32,442 1,279,512
OR Royalties, Inc. 27,695 1,098,065
*Orezone Gold Corp. 65,500 120,925
*Organigram Global, Inc. 51,421 77,132
Orla Mining, Ltd. 67,133 1,018,286
Pan American Silver Corp. 92,290 5,056,305
Pan American Silver Corp. 118,486 6,469,336
Paramount Resources, Ltd.,
Class A 71,640 1,358,576
Parex Resources, Inc. 83,886 1,251,336
Pason Systems, Inc. 47,422 422,688
Pembina Pipeline Corp. 19,252 804,400
Pembina Pipeline Corp. 175,204 7,284,982
Pet Valu Holdings, Ltd. 20,585 414,999
Peyto Exploration &
Development Corp. 281,301 5,097,756
PHX Energy Services Corp. 22,960 141,916
Pine Cliff Energy, Ltd. 18,000 10,235
Pizza Pizza Royalty Corp. 18,574 215,210
Polaris Renewable Energy,
Inc. 15,568 140,142
Pollard Banknote, Ltd. 5,725 79,862
*Precision Drilling Corp. 3,895 312,371
*Precision Drilling Corp. 8,603 686,003
#Premium Brands Holdings
Corp. 29,801 2,059,870
*Quarterhill, Inc. 66,428 44,640
Quebecor, Inc., Class B 115,098 4,221,776
*Questerre Energy 32,700 241
#*Questerre Energy Corp.,
Class A 32,700 6,882
RB Global, Inc. 30,470 3,460,478
RB Global, Inc. 5,800 662,001
*Real Matters, Inc. 5,538 25,438
Restaurant Brands
International, Inc. 50,627 3,391,503
Restaurant Brands
International, Inc. 9,100 613,073
Richelieu Hardware, Ltd. 32,575 979,547
Rogers Communications, Inc.,
Class B 45,582 1,723,455
Rogers Communications, Inc.,
Class B 51,151 1,941,559
Rogers Sugar, Inc. 75,884 345,755
Royal Bank of Canada 142,843 23,744,792
Royal Bank of Canada 205,349 34,380,774
Russel Metals, Inc. 65,207 2,323,404
Shares Value
CANADA — (Continued)
*Sangoma Technologies Corp. 13,900 $ 64,873
Saputo, Inc. 143,979 4,367,801
Savaria Corp. 6,739 117,944
Secure Waste Infrastructure
Corp. 203,265 2,637,349
*Shopify, Inc., Class A 2,608 344,106
*Shopify, Inc., Class A 15,144 1,987,347
Sienna Senior Living, Inc. 52,923 828,931
*Source Energy Services, Ltd. 6,200 79,208
South Bow Corp. 5,007 143,020
South Bow Corp. 125,389 3,561,048
*Spartan Delta Corp. 11,905 80,530
ΩSpin Master Corp. 4,183 57,487
Sprott, Inc. 5,270 649,765
Sprott, Inc. 1,288 158,012
*SSR Mining, Inc. 157,403 3,608,012
Stantec, Inc. 25,833 2,574,239
Stantec, Inc. 28,472 2,821,006
Stella-Jones, Inc. 41,525 2,799,714
*Steppe Gold, Ltd. 81,600 120,518
StorageVault Canada, Inc.,
Class B 107,080 392,214
Strathcona Resources, Ltd. 262 5,030
Sun Life Financial, Inc. 54,895 3,478,190
Sun Life Financial, Inc. 125,156 7,889,834
Suncor Energy, Inc. 90,906 4,831,448
Suncor Energy, Inc. 341,522 18,090,420
*SunOpta, Inc. 11,600 53,128
Superior Plus Corp. 128,463 692,523
Supremex, Inc. 9,390 25,587
Surge Energy, Inc. 80,855 440,653
Sylogist, Ltd., Class A 12,000 35,801
Taiga Building Products, Ltd. 12,900 33,342
Tamarack Valley Energy, Ltd. 466,043 3,169,705
*Taseko Mines, Ltd. 49,779 379,316
*Taseko Mines, Ltd. 136,980 1,046,962
TC Energy Corp. 185,105 10,860,110
Teck Resources, Ltd., Class A 700 37,912
Teck Resources, Ltd., Class B 31,084 1,677,524
Teck Resources, Ltd., Class B 212,039 11,399,217
*Telesat Corp. 2,600 76,110
TELUS Corp. 62,596 878,281
*TerrAscend Corp. 9,700 6,160
TerraVest Industries, Inc. 7,259 756,160
#TFI International, Inc. 18,276 1,965,584
TFI International, Inc. 23,580 2,548,064
Thomson Reuters Corp. 570 63,329
#Thomson Reuters Corp. 7,980 882,827
#*Tilray Brands, Inc. 28,699 214,095
TMX Group, Ltd. 53,884 2,000,331
Torex Gold Resources, Inc. 80,621 3,902,005
Toromont Industries, Ltd. 43,647 5,590,645
Toronto-Dominion Bank (The) 108,212 10,116,740
Toronto-Dominion Bank (The) 112,206 10,544,870
Total Energy Services, Inc. 37,110 451,903
Tourmaline Oil Corp. 207,712 9,884,401
TransAlta Corp. 55,464 708,830
TransAlta Corp., Class A 134,394 1,726,881

119
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
*Transat AT, Inc., Class B 13,500 $ 25,721
Transcontinental, Inc., Class A 63,451 1,082,390
Trican Well Service, Ltd. 261,302 1,348,817
Triple Flag Precious Metals
Corp. 25,881 872,707
*Trisura Group, Ltd. 18,437 565,439
Vermilion Energy, Inc. 119,247 1,154,311
Vermilion Energy, Inc. 10,622 103,228
VersaBank 3,028 46,964
VersaBank 4,000 62,445
*VerticalScope Holdings, Inc. 1 2
*<Victoria Gold Corp. 367 24
*Viemed Healthcare, Inc. 6,272 48,106
*Vitalhub Corp. 13,200 82,174
Wajax Corp. 18,462 385,423
*Wall Financial Corp. 100 1,178
Waste Connections, Inc. 23,268 3,899,717
*Well Health Technologies
Corp. 183,400 536,325
*Wesdome Gold Mines, Ltd. 135,696 2,233,625
West Fraser Timber Co., Ltd. 31,918 2,191,821
West Fraser Timber Co., Ltd. 6,273 428,822
Westshore Terminals
Investment Corp. 23,489 503,553
Wheaton Precious Metals
Corp. 23,841 3,143,913
Wheaton Precious Metals
Corp. 2,186 289,589
Whitecap Resources, Inc. 530,978 4,870,027
Whitecap Resources, Inc. 351,415 3,204,905
Winpak, Ltd. 15,285 485,476
WSP Global, Inc. 26,258 5,104,230
*Yangarra Resources, Ltd. 9,301 7,487
Yellow Pages, Ltd. 5,310 45,879
TOTAL CANADA 920,061,626
CAYMAN ISLANDS — (0.0%)
*Leoch Energy, Inc. 5,520 47,086
TOTAL CAYMAN ISLANDS 47,086
CHILE — (0.2%)
Aguas Andinas SA, Class A 1,945,895 867,863
Banco de Chile 1,331,883 297,162
Banco de Chile, Sponsored
ADR 16,978 740,750
Banco de Credito e
Inversiones SA 16,925 1,274,284
Banco Itau Chile SA 16,556 456,461
Banco Santander Chile 1,174,867 104,648
Banco Santander Chile,
Sponsored ADR 7,448 262,319
Besalco SA 178,907 290,153
BICECORP SA 731,423 373,305
*CAP SA 39,944 381,748
Cencosud SA 328,030 1,111,502
Cencosud Shopping SA 116,417 377,598
Cia Cervecerias Unidas SA 13,530 100,563
#Cia Cervecerias Unidas SA,
Sponsored ADR 31,769 466,051
Colbun SA 3,312,830 555,698
Shares Value
CHILE — (Continued)
Embotelladora Andina SA,
Sponsored ADR 8,420 $ 264,556
Empresa Nacional de
Telecomunicaciones SA 140,938 765,723
Empresas CMPC SA 479,754 727,494
Empresas Copec SA 94,532 815,842
Enel Americas SA 1,525,814 145,841
Enel Chile SA 7,190,813 617,675
Enel Chile SA, Sponsored
ADR 18,409 79,895
Engie Energia Chile SA 257,828 462,829
Falabella SA 111,209 873,971
Forus SA 30,338 87,092
Inversiones Aguas
Metropolitanas SA 299,391 384,802
Inversiones La Construccion
SA 32,559 822,202
#Latam Airlines Group SA,
ADR 6,998 460,538
Molibdenos y Metales SA 1,797 16,653
*Multiexport Foods SA 175,108 70,187
Parque Arauco SA 213,409 918,423
PAZ Corp. SA 30,769 31,010
Plaza SA 181,682 799,772
Ripley Corp. SA 801,163 407,897
Salfacorp SA 380,544 634,361
Sigdo Koppers SA 95,778 188,608
SMU SA 1,889,398 358,494
Sociedad Matriz SAAM SA 1,954,512 312,229
*Sociedad Quimica y Minera
de Chile SA, Class B 972 76,230
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 9,001 691,637
*Socovesa SA 135,442 25,118
SONDA SA 281,055 109,077
Vina Concha y Toro SA 190,306 219,602
TOTAL CHILE 19,027,863
CHINA — (8.6%)
263 Network Communications
Co., Ltd., Class A 29,800 28,423
360 Security Technology, Inc.,
Class A 27,800 48,551
361 Degrees International, Ltd. 174,000 128,110
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 68,600 261,717
Ω*3SBio, Inc. 1,566,000 4,672,113
5I5J Holding Group Co., Ltd.,
Class A 213,500 102,584
AAC Technologies Holdings,
Inc. 673,500 3,190,840
Accelink Technologies Co.,
Ltd., Class A 21,800 227,085
*ADAMA, Ltd., Class A 42,400 38,000
*Addsino Co., Ltd., Class A 58,500 239,679
*Adicon Holdings, Ltd. 26,500 17,780
Advanced Micro-Fabrication
Equipment, Inc., Class A 1,410 70,578

120
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Advanced Technology &
Materials Co., Ltd., Class A 18,200 $ 62,706
*AECC Aero Science and
Technology Co., Ltd., Class A 17,000 126,926
AECC Aero-Engine Control
Co., Ltd., Class A 13,600 47,797
AECC Aviation Power Co.,
Ltd., Class A 11,700 77,980
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 32,800 133,157
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 38,300 129,204
*Agile Group Holdings, Ltd. 1,262,000 46,054
Agricultural Bank of China,
Ltd., Class H 5,445,000 3,813,738
Aier Eye Hospital Group Co.,
Ltd., Class A 73,384 116,865
*AIM Vaccine Co., Ltd., Class
H 80,400 34,591
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,700 18,249
*Air China, Ltd., Class H 1,126,000 1,006,374
Aisino Corp., Class A 78,300 113,091
ΩAK Medical Holdings, Ltd. 218,000 163,018
Ω#*Akeso, Inc. 166,000 2,346,620
Alibaba Group Holding, Ltd.,
Class W 1,636,624 35,458,056
#Alibaba Group Holding, Ltd.,
Sponsored ADR 53,980 9,152,849
*Alibaba Health Information
Technology, Ltd. 380,000 317,247
ΩA-Living Smart City Services
Co., Ltd., Class H 422,250 126,518
All Winner Technology Co.,
Ltd., Class A 10,010 66,313
Allmed Medical Products Co.,
Ltd., Class A 50,250 83,566
Aluminum Corp. of China, Ltd.,
Class H 2,844,000 5,043,651
*Amlogic Shanghai Co., Ltd.,
Class A 3,374 42,514
Amoy Diagnostics Co., Ltd.,
Class A 18,600 58,492
*<Amrita Global Development,
Ltd. 272,000 20,897
An Hui Wenergy Co., Ltd.,
Class A 74,200 86,568
ANE Cayman, Inc. 494,500 768,056
#*Angang Steel Co., Ltd.,
Class H 986,000 255,032
Angel Yeast Co., Ltd., Class A 27,100 163,154
Ω#Angelalign Technology, Inc. 23,200 203,788
Anhui Anfu Battery Technology
Co., Ltd. 17,400 127,159
Anhui Anke Biotechnology
Group Co., Ltd., Class A 67,000 96,963
Anhui Construction
Engineering Group Co., Ltd.,
Class A 76,700 52,742
Shares Value
CHINA — (Continued)
Anhui Expressway Co., Ltd.,
Class H 198,000 $ 352,661
*Anhui Golden Seed Winery
Co., Ltd., Class A 25,500 38,298
Anhui Gujing Distillery Co.,
Ltd., Class A 4,800 91,231
Anhui Heli Co., Ltd., Class A 63,500 199,325
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 85,900 85,513
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 39,290 127,852
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 50,000 47,329
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 48,000 377,713
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 139,900 124,780
Anhui Jinhe Industrial Co.,
Ltd., Class A 28,500 97,333
Anhui Kouzi Distillery Co., Ltd.,
Class A 35,400 149,722
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 7,400 7,920
*Anhui Tatfook Technology
Co., Ltd., Class A 41,900 71,247
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 44,100 52,974
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 41,100 78,046
Anhui Yingjia Distillery Co.,
Ltd., Class A 25,100 146,708
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 13,100 96,865
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 95,800 288,311
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 6,524 253,187
Anjoy Foods Group Co., Ltd.,
Class A 13,600 174,732
Anker Innovations Technology
Co., Ltd., Class A 3,750 53,720
ANTA Sports Products, Ltd. 766,000 7,675,007
Anton Oilfield Services Group 1,716,000 261,475
Aoshikang Technology Co.,
Ltd., Class A 20,000 113,705
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 154,900 71,530
*Aowei Holdings, Ltd. 59,000 2,266
Apeloa Pharmaceutical Co.,
Ltd., Class A 56,800 150,022
*ApicHope Pharmaceutical
Group Co., Ltd. 17,427 84,361

121
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Appotronics Corp., Ltd. 20,615 $ 51,246
APT Medical, Inc., Class A 2,148 71,690
Arcsoft Corp., Ltd., Class A 3,661 26,892
Arctech Solar Holding Co., Ltd. 11,436 73,835
Ω*Arrail Group, Ltd. 45,000 10,545
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 23,600 190,191
Ω#AsiaInfo Technologies, Ltd. 233,600 256,940
Asian Star Anchor Chain Co.,
Ltd., Class A 23,000 34,312
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,800 54,190
Aurisco Pharmaceutical Co.,
Ltd., Class A 18,400 75,942
*AustAsia Group, Ltd. 89,387 27,813
Autel Intelligent Technology
Corp., Ltd., Class A 29,191 146,894
Autobio Diagnostics Co., Ltd.,
Class A 27,900 147,180
*Autostreets Development, Ltd. 36,800 12,817
Avary Holding Shenzhen Co.,
Ltd., Class A 81,800 671,576
AviChina Industry &
Technology Co., Ltd., Class H 2,593,000 1,377,895
AVICOPTER PLC, Class A 10,400 54,758
Bafang Electric Suzhou Co.,
Ltd., Class A 9,884 43,026
*BAIC Foton Motor Co., Ltd.,
Class A 519,500 220,466
Ω#*BAIC Motor Corp., Ltd.,
Class H 1,513,000 358,407
Baimtec Material Co., Ltd. 2,874 27,531
Baiyin Nonferrous Group Co.,
Ltd., Class A 253,800 499,108
Bank of Beijing Co., Ltd.,
Class A 263,910 201,217
Bank of Changsha Co., Ltd.,
Class A 339,600 476,817
Bank of Chengdu Co., Ltd.,
Class A 123,900 287,323
Bank of China, Ltd., Class H 11,105,800 6,640,983
Bank of Chongqing Co., Ltd.,
Class H 529,000 533,084
Bank of Communications Co.,
Ltd., Class H 1,459,695 1,256,021
*Bank of Gansu Co., Ltd.,
Class H 329,000 10,490
Bank of Guiyang Co., Ltd.,
Class A 121,640 101,668
Bank of Hangzhou Co., Ltd.,
Class A 191,915 446,153
Bank of Jiangsu Co., Ltd.,
Class A 325,700 474,637
Bank of Nanjing Co., Ltd.,
Class A 159,100 241,009
Bank of Ningbo Co., Ltd.,
Class A 117,200 521,822
ΩBank of Qingdao Co., Ltd.,
Class H 51,500 27,762
Shares Value
CHINA — (Continued)
Bank of Shanghai Co., Ltd.,
Class A 182,221 $ 242,217
Bank of Suzhou Co., Ltd.,
Class A 336,060 397,879
Bank of Tianjin Co., Ltd., Class
H 140,000 43,023
Bank of Xi'an Co., Ltd., Class
A 159,300 85,937
Ω#Bank of Zhengzhou Co.,
Ltd., Class H 513,000 74,227
*Baoding Tianwei Baobian
Electric Co., Ltd. 21,244 43,244
Baoji Titanium Industry Co.,
Ltd. 26,100 143,955
Baoshan Iron & Steel Co., Ltd.,
Class A 220,384 231,439
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 29,600 30,276
*Baotailong New Materials
Co., Ltd. 63,900 33,369
Baowu Magnesium
Technology Co., Ltd., Class A 19,040 51,220
Baoxiniao Holding Co., Ltd.,
Class A 125,900 72,990
Baoye Group Co., Ltd., Class
H 87,040 47,144
#*Baozun, Inc., Class A 24,500 22,587
*Baozun, Inc., Sponsored ADR 21,210 56,843
#BBMG Corp., Class H 926,000 97,228
BBMG Jidong Cement Group
Co., Ltd., Class A 132,100 94,828
*Be Friends Holding, Ltd.,
Class A 666,000 82,720
Bear Electric Appliance Co.,
Ltd., Class A 10,200 63,536
Befar Group Co., Ltd., Class A 124,400 99,859
Beibuwan Port Co., Ltd., Class
A 109,800 154,481
*Beijing BDStar Navigation
Co., Ltd., Class A 12,600 79,157
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 7,500 43,352
*Beijing Capital Development
Co., Ltd., Class A 125,000 100,701
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 448,800 198,856
#*Beijing Capital International
Airport Co., Ltd., Class H 1,642,000 559,269
Beijing Career International
Co., Ltd., Class A 12,800 54,763
Beijing Changjiu Logistics
Corp., Class A 18,800 20,014
Beijing CTJ Information
Technology Co., Ltd., Class A 12,000 39,014
Beijing Dabeinong Technology
Group Co., Ltd., Class A 220,800 145,796
Beijing Dahao Technology
Corp., Ltd., Class A 12,500 32,062

122
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Beijing Easpring Material
Technology Co., Ltd., Class A 24,400 $ 200,780
*Beijing eGOVA Co., Ltd.,
Class A 11,300 24,059
Beijing Energy International
Holding Co., Ltd. 380,600 57,506
Beijing Enlight Media Co., Ltd.,
Class A 26,500 74,567
Beijing Enterprises Holdings,
Ltd. 403,500 1,828,995
Beijing Enterprises Water
Group, Ltd. 3,153,000 1,086,030
Beijing Fengjing Automotive
Parts Co., Ltd. 184,700 111,331
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 69,700 101,773
*Beijing Haixin Energy
Technology Co., Ltd., Class A 165,454 113,059
Beijing Haohua Energy
Resource Co., Ltd., Class A 86,600 100,039
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,527 66,180
Beijing Jetsen Technology Co.,
Ltd., Class A 192,700 167,992
Beijing Jingneng Clean Energy
Co., Ltd., Class H 750,000 223,760
*Beijing Jingyuntong
Technology Co., Ltd., Class A 141,000 77,890
Beijing Kingsoft Office
Software, Inc., Class A 558 27,039
*Beijing Leike Defense
Technology Co., Ltd., Class A 61,800 118,509
Beijing New Building Materials
PLC, Class A 66,300 266,104
*Beijing North Star Co., Ltd.,
Class H 518,000 52,399
Beijing Oriental Jicheng Co.,
Ltd. 5,100 20,675
Beijing Originwater Technology
Co., Ltd., Class A 125,616 72,826
Beijing Roborock Technology
Co., Ltd., Class A 3,537 72,564
Beijing Sanyuan Foods Co.,
Ltd. 81,600 63,977
Beijing Shiji Information
Technology Co., Ltd., Class A 28,818 53,065
Beijing Shougang Co., Ltd.,
Class A 125,900 102,512
Beijing Shunxin Agriculture
Co., Ltd., Class A 23,300 49,776
Beijing Sifang Automation Co.,
Ltd., Class A 23,900 129,001
Beijing Sinnet Technology Co.,
Ltd., Class A 39,976 88,276
*Beijing Sinohytec Co., Ltd.,
Class H 11,600 36,925
Beijing SL Pharmaceutical Co.,
Ltd., Class A 62,900 69,403
*Beijing Sojo Electric Co., Ltd. 25,000 46,646
Shares Value
CHINA — (Continued)
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 94,600 $ 52,122
Beijing Strong Biotechnologies,
Inc., Class A 38,100 72,513
*Beijing SuperMap Software
Co., Ltd., Class A 13,900 38,553
Beijing Teamsun Technology
Co., Ltd., Class A 24,500 74,050
*Beijing Thunisoft Corp., Ltd.,
Class A 70,200 78,468
Beijing Tiantan Biological
Products Corp., Ltd., Class A 58,160 139,307
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 148,000 163,356
Beijing Tong Ren Tang Co.,
Ltd., Class A 30,625 133,579
Beijing Ultrapower Software
Co., Ltd., Class A 96,600 169,956
Beijing United Information
Technology Co., Ltd., Class A 46,600 181,538
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 50,000 8,771
Beijing Wandong Medical
Technology Co., Ltd. 12,700 29,122
*Beijing Watertek Information
Technology Co., Ltd., Class A 95,200 84,363
Beijing Yanjing Brewery Co.,
Ltd., Class A 107,755 187,722
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 12,300 96,488
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 37,005 76,339
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 517,000 362,204
*Bengang Steel Plates Co.,
Ltd., Class A 84,200 43,727
*BeOne Medicines, Ltd., Class
H 15,200 402,105
*BeOne Medicines, Ltd.,
Sponsored ADR 1,613 549,033
Best Pacific International
Holdings, Ltd. 96,000 39,582
Bestore Co., Ltd., Class A 20,000 34,296
Bestsun Energy Co., Ltd.,
Class A 112,000 69,927
*Bestway Marine & Energy
Technology Co., Ltd., Class A 48,100 56,118
Bethel Automotive Safety
Systems Co., Ltd., Class A 10,080 74,883
Betta Pharmaceuticals Co.,
Ltd., Class A 5,800 39,274
Beyondsoft Corp., Class A 23,900 47,963
*BGI Genomics Co., Ltd.,
Class A 10,400 75,674
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 45,400 98,555
#*Bilibili, Inc., Class Z 79,720 2,786,734

123
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
#*Bilibili, Inc., Class Z,
Sponsored ADR 2,760 $ 93,950
Binhai Investment Co., Ltd. 268,063 38,787
Binjiang Service Group Co.,
Ltd. 64,000 188,484
Black Peony Group Co., Ltd.,
Class A 58,200 81,046
Bloomage Biotechnology
Corp., Ltd., Class A 2,394 15,439
Ω#*Blue Moon Group
Holdings, Ltd. 356,000 128,092
*Blue Sail Medical Co., Ltd.,
Class A 56,900 48,458
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 107,800 361,799
Bluestar Adisseo Co., Class A 56,800 78,361
ΩBOC Aviation, Ltd. 182,100 1,891,021
BOC International China Co.,
Ltd., Class A 33,400 65,394
*BOE HC SemiTek Corp. 63,600 76,214
BOE Technology Group Co.,
Ltd., Class A 820,700 515,941
BOE Varitronix, Ltd. 215,000 134,346
*Bohai Leasing Co., Ltd.,
Class A 454,200 290,764
*Bomin Electronics Co., Ltd. 41,200 70,116
Bosideng International
Holdings, Ltd. 4,012,000 2,450,445
Bright Dairy & Food Co., Ltd.,
Class A 76,100 87,362
BrightGene Bio-Medical
Technology Co., Ltd., Class A 4,996 33,629
Bros Eastern Co., Ltd., Class A 60,700 61,911
*B-Soft Co., Ltd., Class A 78,600 61,285
BTG Hotels Group Co., Ltd.,
Class A 73,700 182,466
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 42,400 65,997
BYD Co., Ltd. 462,200 5,785,120
#BYD Electronic International
Co., Ltd. 739,000 3,160,506
By-health Co., Ltd., Class A 53,100 92,965
C&D International Investment
Group, Ltd. 629,606 1,295,539
C&S Paper Co., Ltd., Class A 59,500 69,760
Caitong Securities Co., Ltd.,
Class A 64,370 86,212
Ω*CALB Group Co., Ltd.,
Class H 162,000 511,118
Camel Group Co., Ltd., Class
A 53,200 72,629
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 103,500 72,809
Canmax Technologies Co.,
Ltd., Class A 22,470 148,695
Ω*CanSino Biologics, Inc.,
Class H 35,400 160,190
Shares Value
CHINA — (Continued)
*Capital Environment Holdings,
Ltd. 2,440,000 $ 29,056
Castech, Inc., Class A 15,840 159,920
Cathay Biotech, Inc. 4,647 38,874
CCCC Design & Consulting
Group Co., Ltd., Class A 32,400 34,538
CCS Supply Chain
Management Co., Ltd., Class
A 75,100 40,946
CECEP Solar Energy Co.,
Ltd., Class A 161,000 124,375
CECEP Wind-Power Corp.,
Class A 324,620 144,301
Center International Group
Co., Ltd., Class A 15,600 34,673
*Central China New Life, Ltd.,
Class H 207,000 14,048
#Central China Securities Co.,
Ltd., Class H 664,000 187,900
*CETC Chips Technology,
Inc., Class A 12,800 40,216
CETC Cyberspace Security
Technology Co., Ltd., Class A 9,800 27,153
CETC Digital Technology Co.,
Ltd., Class A 12,390 49,586
CETC Potevio
Science&Technology Co., Ltd.,
Class A 11,200 50,640
CGN New Energy Holdings
Co., Ltd. 1,222,000 411,522
*CGN Nuclear Technology
Development Co., Ltd., Class
A 43,000 51,900
ΩCGN Power Co., Ltd., Class
H 3,368,000 1,405,903
Changbai Mountain Tourism
Co., Ltd. 15,200 96,999
Changchun Faway Automobile
Components Co., Ltd., Class A 49,700 69,710
Changchun High-Tech Industry
Group Co., Ltd., Class A 9,100 125,543
Changhong Meiling Co., Ltd. 21,300 20,377
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 88,100 60,201
Changjiang Securities Co.,
Ltd., Class A 70,000 87,207
*ChangYuan Technology
Group, Ltd., Class A 67,200 44,179
Changzheng Engineering
Technology Co., Ltd., Class A 23,800 117,437
Changzhou Qianhong
Biopharma Co., Ltd., Class A 69,800 79,828
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 7,700 152,863
Chaowei Power Holdings, Ltd.,
Class A 330,000 58,312
Chaozhou Three-Circle Group
Co., Ltd., Class A 10,300 74,087

124
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Chen Lin Education Group
Holdings, Ltd. 174,000 $ 28,073
Cheng De Lolo Co., Ltd.,
Class A 68,600 84,574
*Chengdu ALD Aviation
Manufacturing Corp., Class A 6,100 28,134
Chengdu B-Ray Media Co.,
Ltd., Class A 34,000 29,543
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 29,870 50,361
Chengdu Galaxy Magnets Co.,
Ltd., Class A 9,400 47,924
Chengdu Guibao Science &
Technology Co., Ltd. 33,000 105,818
Chengdu Haoneng Technology
Co., Ltd., Class A 59,450 109,641
Chengdu Hongqi Chain Co.,
Ltd., Class A 129,400 110,016
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 41,900 176,912
Chengdu Kanghua Biological
Products Co., Ltd., Class A 10,075 104,934
Chengdu Leejun Industrial Co.,
Ltd., Class A 22,800 35,620
Chengdu Spaceon Electronics
Co., Ltd., Class A 10,100 30,817
Chengdu Wintrue Holding Co.,
Ltd., Class A 92,300 193,860
Chengdu Xingrong
Environment Co., Ltd., Class A 91,800 96,669
Chengtun Mining Group Co.,
Ltd., Class A 208,800 485,407
Chenguang Biotech Group
Co., Ltd., Class A 25,009 48,749
*Chengxin Lithium Group Co.,
Ltd., Class A 45,100 230,648
Chengzhi Co., Ltd., Class A 93,700 123,337
#Chervon Holdings, Ltd. 103,900 321,158
Chifeng Jilong Gold Mining
Co., Ltd., Class A 44,800 278,417
*China Aerospace International
Holdings, Ltd. 1,184,000 93,996
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 29,200 37,092
China Aircraft Leasing Group
Holdings, Ltd. 151,823 94,286
*China Aluminum International
Engineering Corp., Ltd., Class
H 54,000 18,600
China Animal Husbandry
Industry Co., Ltd., Class A 69,700 81,920
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 51,500 140,395
China Baoan Group Co., Ltd.,
Class A 43,300 59,861
Ω*China Bohai Bank Co., Ltd.,
Class H 2,261,500 263,514
Shares Value
CHINA — (Continued)
*China Boton Group Co., Ltd. 146,000 $ 33,650
China CAMC Engineering Co.,
Ltd., Class A 81,400 102,931
#China Chunlai Education
Group Co., Ltd. 109,000 53,455
#China Cinda Asset
Management Co., Ltd., Class
H 5,131,000 873,815
China CITIC Bank Corp., Ltd.,
Class H 2,309,000 2,152,390
#China Coal Energy Co., Ltd.,
Class H 1,736,000 2,540,748
China Coal Xinji Energy Co.,
Ltd., Class A 186,100 195,971
China Communications
Services Corp., Ltd., Class H 1,702,000 1,037,366
#*China Conch Environment
Protection Holdings, Ltd. 1,014,500 68,848
China Conch Venture
Holdings, Ltd. 1,098,500 1,502,232
China Construction Bank
Corp., Class H 19,690,200 19,943,081
China CSSC Holdings, Ltd.,
Class A 26,300 126,897
China CYTS Tours Holding
Co., Ltd., Class A 54,200 77,035
#China Datang Corp.
Renewable Power Co., Ltd.,
Class H 1,200,000 321,139
China Design Group Co., Ltd.,
Class A 54,500 63,741
#*<China Dili Group 715,600 11,344
ΩChina East Education
Holdings, Ltd. 444,500 323,854
#*China Eastern Airlines Corp.,
Ltd., Class H 1,012,000 702,337
China Education Group
Holdings, Ltd. 915,901 356,523
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 664,000 19,130
China Energy Engineering
Corp., Ltd., Class A 440,709 154,061
China Energy Engineering
Corp., Ltd., Class H 2,244,000 330,435
China Everbright Bank Co.,
Ltd., Class H 1,363,000 568,957
China Everbright Environment
Group, Ltd. 1,673,074 1,077,578
ΩChina Everbright Greentech,
Ltd. 447,000 52,658
China Everbright Water, Ltd. 129,348 25,992
*China Express Airlines Co.,
Ltd., Class A 89,300 135,017
ΩChina Feihe, Ltd. 3,079,000 1,529,703
China Film Group Co., Ltd.,
Class A 40,800 104,417
*China First Heavy Industries
Co., Ltd., Class A 170,700 125,730
China Foods, Ltd. 702,000 389,216

125
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
China Galaxy Securities Co.,
Ltd., Class H 1,971,500 $ 2,655,695
#China Gas Holdings, Ltd. 2,273,923 2,253,629
#China Gold International
Resources Corp., Ltd. 120,535 2,907,117
China Gold International
Resources Corp., Ltd. 286,600 7,530,420
China Great Wall Securities
Co., Ltd., Class A 46,700 66,174
*China Greatwall Technology
Group Co., Ltd., Class A 35,300 80,591
China Hainan Rubber Industry
Group Co., Ltd., Class A 32,600 34,423
China Haisum Engineering
Co., Ltd. 33,900 53,937
China Hanking Holdings, Ltd. 433,000 236,745
*China Harmony Auto Holding,
Ltd. 380,000 50,117
China Harzone Industry Corp.,
Ltd., Class A 19,700 23,664
*China High Speed Railway
Technology Co., Ltd., Class A 129,000 57,529
#*China High Speed
Transmission Equipment
Group Co., Ltd. 216,000 50,337
China Hongqiao Group, Ltd. 2,405,500 11,125,480
ΩChina International Capital
Corp., Ltd., Class H 681,600 1,851,998
China International Marine
Containers Group Co., Ltd.,
Class H 634,380 720,508
China Isotope & Radiation
Corp., Class H 30,000 84,126
China Jinmao Holdings Group,
Ltd. 4,473,005 990,857
China Jushi Co., Ltd., Class A 160,700 494,031
China Kepei Education Group,
Ltd. 320,000 54,496
China Kings Resources Group
Co., Ltd., Class A 28,812 82,358
China Leadshine Technology
Co., Ltd., Class A 9,100 52,548
China Lesso Group Holdings,
Ltd. 848,000 651,497
China Life Insurance Co., Ltd.,
Class H 497,000 2,219,722
China Lilang, Ltd. 348,000 149,276
Ω*China Literature, Ltd. 243,400 1,115,756
China Longyuan Power Group
Corp., Ltd., Class H 1,003,000 911,853
*<China Lumena New
Materials Corp. 18,800 –
*China Maple Leaf Educational
Systems, Ltd. 1,112,000 49,124
China Medical System
Holdings, Ltd. 790,000 1,419,222
China Meheco Group Co.,
Ltd., Class A 56,560 88,445
China Meidong Auto Holdings,
Ltd. 408,000 76,274
Shares Value
CHINA — (Continued)
China Mengniu Dairy Co., Ltd. 2,411,000 $ 5,032,114
China Merchants Bank Co.,
Ltd., Class H 1,171,701 7,180,508
China Merchants Energy
Shipping Co., Ltd., Class A 256,560 419,277
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 33,800 45,609
China Merchants Port Holdings
Co., Ltd. 1,140,443 2,297,037
China Merchants Property
Operation & Service Co., Ltd.,
Class A 38,800 65,752
ΩChina Merchants Securities
Co., Ltd., Class H 228,560 427,871
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 99,600 151,450
*<China Metal Recycling
Holdings, Ltd. 89,400 –
#China Minsheng Banking
Corp., Ltd., Class H 3,327,120 1,657,233
#China Modern Dairy
Holdings, Ltd. 2,083,000 413,415
China National Accord
Medicines Corp., Ltd., Class A 32,380 121,391
China National Building
Material Co., Ltd., Class H 1,880,747 1,353,419
China National Chemical
Engineering Co., Ltd., Class A 37,800 48,397
China National Electric
Apparatus Research Institute
Co., Ltd. 15,905 69,534
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 70,300 148,462
China National Medicines
Corp., Ltd., Class A 12,600 52,693
China National Nuclear Power
Co., Ltd., Class A 413,401 512,046
Ω*China New Higher
Education Group, Ltd. 940,761 108,414
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 55,300 63,006
China Nonferrous Mining
Corp., Ltd. 1,210,000 2,432,488
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 7,600 56,404
*China Nuclear Energy
Technology Corp., Ltd. 92,000 5,713
*China Oil & Gas Group, Ltd.,
Class H 1,984,000 43,949
China Oilfield Services, Ltd.,
Class H 1,570,000 1,722,845
China Overseas Grand
Oceans Group, Ltd. 1,417,562 479,194

126
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
China Overseas Land &
Investment, Ltd. 2,343,327 $ 4,212,750
China Overseas Property
Holdings, Ltd. 1,134,275 631,791
China Pacific Insurance Group
Co., Ltd., Class H 1,402,400 7,075,119
China Petroleum & Chemical
Corp., Class H 10,301,400 7,096,499
China Petroleum Engineering
Corp., Class A 173,300 104,210
#China Power International
Development, Ltd. 1,993,333 832,076
*<China Properties Group, Ltd. 173,000 –
China Publishing & Media Co.,
Ltd., Class A 61,300 64,199
China Qinfa Group, Ltd. 666,000 357,317
China Railway Group, Ltd.,
Class H 2,065,000 1,192,511
China Railway Hi-tech Industry
Co., Ltd., Class A 78,000 93,807
China Railway Materials Co.,
Ltd., Class A 153,000 64,050
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 1,146,000 537,071
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 55,800 52,819
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 5,800 45,240
China Reinsurance Group
Corp., Class H 4,842,000 1,091,197
*China Resource and
Environment Co., Ltd. 67,100 41,121
China Resources Beer
Holdings Co., Ltd. 1,387,962 4,659,893
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 17,500 57,777
China Resources Building
Materials Technology
Holdings, Ltd. 1,594,000 349,020
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 69,900 188,644
#China Resources Gas Group,
Ltd. 719,500 1,980,774
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 27,400 97,991
China Resources Land, Ltd. 2,003,944 7,872,390
China Resources Medical
Holdings Co., Ltd. 717,500 297,668
China Resources
Microelectronics, Ltd., Class A 4,922 45,154
Ω#China Resources Mixc
Lifestyle Services, Ltd. 336,600 1,996,403
ΩChina Resources
Pharmaceutical Group, Ltd. 1,446,500 842,744
Shares Value
CHINA — (Continued)
#China Resources Power
Holdings Co., Ltd. 888,678 $ 2,025,490
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 42,633 172,401
China Risun Group, Ltd. 957,000 336,985
#*China Ruyi Holdings, Ltd. 4,120,000 1,139,506
*China Sanjiang Fine
Chemicals Co., Ltd. 500,000 298,347
China Science Publishing &
Media, Ltd., Class A 13,200 39,934
*China Shanshui Cement
Group, Ltd. 234,000 17,678
Ω*China Shengmu Organic
Milk, Ltd. 1,157,000 58,519
China Shenhua Energy Co.,
Ltd., Class H 1,020,116 5,619,344
#*China Southern Airlines Co.,
Ltd., Class H 1,002,000 746,718
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 32,200 28,812
China Southern Power Grid
Technology Co., Ltd., Class A 4,105 30,684
China State Construction
Development Holdings, Ltd. 592,000 90,964
China State Construction
Engineering Corp., Ltd., Class
A 394,700 286,175
China State Construction
International Holdings, Ltd. 1,510,000 1,813,616
*China Sunshine Paper
Holdings Co., Ltd. 503,000 84,373
#China Suntien Green Energy
Corp., Ltd., Class H 924,000 474,441
China Taiping Insurance
Holdings Co., Ltd. 1,369,706 4,493,369
China Testing & Certification
International Group Co., Ltd.,
Class A 48,000 45,298
China Tianying, Inc., Class A 142,100 124,902
China Tobacco International
HK Co., Ltd. 152,000 750,882
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 33,600 390,222
ΩChina Tower Corp., Ltd.,
Class H 3,848,000 5,548,034
China Traditional Chinese
Medicine Holdings Co., Ltd. 2,774,000 731,711
China TransInfo Technology
Co., Ltd., Class A 65,700 116,726
#*China Travel International
Investment Hong Kong, Ltd. 1,702,000 298,570
China Tungsten And Hightech
Materials Co., Ltd., Class A 37,920 264,572
*China Union Holdings, Ltd.,
Class A 53,100 45,451
#*China Vanke Co., Ltd., Class
H 1,218,910 593,090

127
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
#China Water Affairs Group,
Ltd. 310,000 $ 214,349
China West Construction
Group Co., Ltd., Class A 83,200 72,532
China World Trade Center Co.,
Ltd., Class A 19,000 56,115
China XD Electric Co., Ltd.,
Class A 62,400 130,163
China XLX Fertiliser, Ltd. 583,000 837,581
China Yangtze Power Co.,
Ltd., Class A 160,000 606,735
China Yongda Automobiles
Services Holdings, Ltd. 915,500 182,873
Ω*China Youran Dairy Group,
Ltd. 1,140,000 649,577
Ω*China Yuhua Education
Corp., Ltd., Class A 1,200,000 86,047
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 12,300 96,524
China Zheshang Bank Co.,
Ltd., Class H 1,883,000 602,776
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 15,100 21,158
#*Chinasoft International, Ltd. 2,230,000 1,439,133
*Chongqing Afari Technology
Co., Ltd., Class A 18,000 27,448
Chongqing Brewery Co., Ltd.,
Class A 6,900 51,725
Chongqing Changan
Automobile Co., Ltd., Class A 120,800 193,244
Chongqing Chuanyi
Automation Co., Ltd. 30,210 107,171
*Chongqing Construction
Engineering Group Corp., Ltd. 70,800 32,185
Chongqing Department Store
Co., Ltd., Class A 37,100 131,293
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 121,867 217,742
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 26,050 49,692
Chongqing Gas Group Corp.,
Ltd., Class A 47,100 39,096
Chongqing Machinery &
Electric Co., Ltd., Class H 701,925 220,203
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 10,900 23,317
Chongqing Port Co., Ltd. 97,200 76,627
Chongqing Road & Bridge Co.,
Ltd., Class A 155,200 141,998
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,611,000 1,202,624
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 177,000 229,675
*Chongqing Taiji Industry
Group Co., Ltd. 21,700 54,755
Shares Value
CHINA — (Continued)
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 36,800 $ 91,956
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 25,500 75,128
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 59,400 194,744
#Chow Tai Fook Jewellery
Group, Ltd. 847,000 1,561,750
Chow Tai Seng Jewellery Co.,
Ltd., Class A 63,000 115,463
CIG Shanghai Co., Ltd., Class
A 22,800 372,899
CIMC Enric Holdings, Ltd. 512,000 726,399
*Cinda Real Estate Co., Ltd.,
Class A 81,400 40,282
Cisen Pharmaceutical Co.,
Ltd., Class A 22,400 56,360
CITIC Heavy Industries Co.,
Ltd., Class A 130,000 142,132
CITIC Press Corp., Class A 2,600 11,225
CITIC Securities Co., Ltd.,
Class H 276,225 1,034,203
CITIC, Ltd. 1,430,000 2,290,651
City Development Environment
Co., Ltd., Class A 48,500 98,377
*Citychamp Watch & Jewellery
Group, Ltd. 726,000 15,617
*ClouDr Group, Ltd. 190,000 21,409
#*CMGE Technology Group,
Ltd. 1,598,000 77,755
CMOC Group, Ltd., Class H 2,748,000 7,853,741
CMST Development Co., Ltd.,
Class A 128,400 109,535
CNGR Advanced Material Co.,
Ltd., Class A 10,226 80,572
CNOOC Energy Technology &
Services, Ltd., Class A 261,200 169,091
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 87,610 116,329
*COFCO Biotechnology Co.,
Ltd., Class A 105,100 101,905
COFCO Capital Holdings Co.,
Ltd., Class A 27,300 44,536
*COFCO Joycome Foods, Ltd. 2,155,000 463,577
COFCO Sugar Holding Co.,
Ltd., Class A 79,000 201,611
Cofoe Medical Technology
Co., Ltd., Class A 6,200 47,004
*COL Group Co., Ltd., Class A 5,700 26,059
Comba Telecom Systems
Holdings, Ltd. 1,086,000 317,052
Concord New Energy Group,
Ltd. 4,830,000 197,908
Contec Medical Systems Co.,
Ltd., Class A 11,400 25,305
Contemporary Amperex
Technology Co., Ltd., Class A 48,920 2,463,136
Continental Aerospace
Technologies Holding, Ltd. 3,773,948 82,151

128
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,261,752 $ 2,271,564
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 198,800 223,644
COSCO SHIPPING
Technology Co., Ltd. 11,400 26,715
Cosonic Intelligent
Technologies Co., Ltd., Class
A 43,200 102,915
CQ Pharmaceutical Holding
Co., Ltd., Class A 121,000 105,311
CRRC Corp., Ltd., Class H 2,053,000 1,524,694
Crystal Clear Electronic
Material Co., Ltd., Class A 22,300 56,365
ΩCSC Financial Co., Ltd.,
Class H 427,000 689,459
CSG Holding Co., Ltd., Class
A 138,100 92,381
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 49,528 276,949
CSPC Pharmaceutical Group,
Ltd. 6,632,080 8,152,422
CSSC Science & Technology
Co., Ltd., Class A 42,400 70,023
CTS International Logistics
Corp., Ltd., Class A 86,800 74,547
*Cybrid Technologies, Inc. 39,500 91,941
*Daan Gene Co., Ltd., Class A 90,760 86,173
Dajin Heavy Industry Co., Ltd.,
Class A 6,500 57,442
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 131,000 135,498
#*Dalipal Holdings, Ltd. 302,000 236,273
Daqin Railway Co., Ltd., Class
A 158,100 114,175
Dashang Co., Ltd., Class A 34,364 89,972
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 62,711 180,430
Datang International Power
Generation Co., Ltd., Class H 1,496,000 450,158
DBG Technology Co., Ltd.,
Class A 33,100 118,423
DeHua TB New Decoration
Materials Co., Ltd., Class A 61,400 142,739
Deppon Logistics Co., Ltd.,
Class A 30,200 81,894
*Dezhan Healthcare Co., Ltd. 128,900 79,922
DHC Software Co., Ltd., Class
A 84,300 117,634
Dian Diagnostics Group Co.,
Ltd., Class A 40,400 138,845
Digital China Group Co., Ltd.,
Class A 22,270 121,869
*Digital China Information
Service Group Co., Ltd., Class
A 34,100 79,372
Shares Value
CHINA — (Continued)
Do-Fluoride New Materials
Co., Ltd., Class A 32,437 $ 135,090
Dong-E-E-Jiao Co., Ltd., Class
A 19,800 144,214
#Dongfang Electric Corp., Ltd.,
Class H 170,600 556,164
Dongfang Electronics Co.,
Ltd., Class A 39,200 74,212
Dongfeng Electronic
Technology Co., Ltd., Class A 50,400 86,063
Dongguan Aohai Technology
Co., Ltd., Class A 10,300 72,679
Dongguan Development
Holdings Co., Ltd., Class A 77,600 122,686
Dongguan Rural Commercial
Bank Co., Ltd., Class H 28,000 12,369
Dongguan Yutong Optical
Technology Co., Ltd. 19,300 74,964
Donghua Testing Technology
Co., Ltd. 4,200 25,957
*Dongjiang Environmental Co.,
Ltd., Class H 39,600 11,967
Dongxing Securities Co., Ltd.,
Class A 94,000 187,965
Dongyue Group, Ltd. 1,265,000 1,984,231
Double Medical Technology,
Inc., Class A 11,800 86,794
#*DPC Dash, Ltd. 55,300 470,528
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 280,000 190,737
Eaglerise Electric & Electronic
China Co., Ltd. 1,200 6,727
East Money Information Co.,
Ltd., Class A 89,853 293,422
Eastcompeace Technology
Co., Ltd., Class A 15,700 52,489
Eastern Communications Co.,
Ltd., Class A 16,100 42,848
E-Commodities Holdings, Ltd. 1,008,000 114,873
Ecovacs Robotics Co., Ltd.,
Class A 7,000 72,323
Edan Instruments, Inc., Class
A 16,200 33,326
Edifier Technology Co., Ltd.,
Class A 45,500 80,641
Edvantage Group Holdings,
Ltd. 313,989 60,710
*EEKA Fashion Holdings, Ltd. 227,000 205,500
EIT Environmental
Development Group Co., Ltd.,
Class A 8,100 28,525
Electric Connector Technology
Co., Ltd., Class A 11,700 71,836
*<Elion Energy Co., Ltd., Class
A 260,800 2,626
ENN Energy Holdings, Ltd. 324,100 2,795,003
ENN Natural Gas Co., Ltd.,
Class A 65,100 182,714

129
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Eoptolink Technology, Inc.,
Ltd., Class A 22,344 $ 1,348,393
Era Co., Ltd., Class A 62,500 40,460
Essex Bio-technology, Ltd. 157,000 84,836
Eternal Asia Supply Chain
Management, Ltd., Class A 182,900 159,448
*ETHK Labs, Inc. 118,000 22,060
EVA Precision Industrial
Holdings, Ltd. 916,000 109,080
Eve Energy Co., Ltd., Class A 28,000 256,948
Ever Sunshine Services
Group, Ltd. 490,000 114,819
ΩEverbright Securities Co.,
Ltd., Class H 161,600 183,747
Ω#*Everest Medicines, Ltd. 104,500 521,316
EverProX Technologies Co.,
Ltd., Class A 6,900 160,804
Explosive Co., Ltd., Class A 41,200 83,689
Eyebright Medical Technology
Beijing Co., Ltd. 8,759 75,918
Fangda Carbon New Material
Co., Ltd., Class A 143,871 119,008
Fangda Special Steel
Technology Co., Ltd., Class A 163,900 152,788
*Far East Smarter Energy Co.,
Ltd., Class A 66,100 115,154
*Farasis Energy Gan Zhou
Co., Ltd. 43,735 91,480
FAW Jiefang Group Co., Ltd.,
Class A 56,900 56,644
FAWER Automotive Parts Co.,
Ltd., Class A 60,262 47,507
Feilong Auto Components Co.,
Ltd. 31,700 133,161
Fengzhushou Co., Ltd., Class
A 4,900 28,415
FESCO Group Co., Ltd., Class
A 40,500 108,193
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 25,400 144,698
Fibocom Wireless, Inc., Class
A 23,720 98,718
*Financial Street Holdings Co.,
Ltd., Class A 188,500 76,742
First Capital Securities Co.,
Ltd., Class A 51,300 51,143
#*Flat Glass Group Co., Ltd.,
Class H 203,000 283,847
Focus Media Information
Technology Co., Ltd., Class A 125,288 129,770
Focused Photonics Hangzhou,
Inc., Class A 9,100 20,213
Foryou Corp., Class A 25,000 114,439
Foshan Electrical and Lighting
Co., Ltd., Class A 48,600 43,907
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 37,400 189,924
Shares Value
CHINA — (Continued)
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 24,000 $ 29,347
Fosun International, Ltd. 1,033,892 550,724
Founder Securities Co., Ltd.,
Class A 78,800 89,101
Foxconn Industrial Internet
Co., Ltd., Class A 223,800 1,857,676
Friend Co., Ltd. 9,600 18,948
#Fu Shou Yuan International
Group, Ltd. 932,000 307,894
Fuan Pharmaceutical Group
Co., Ltd., Class A 73,700 47,604
Fufeng Group, Ltd. 1,360,600 1,473,895
Fujian Apex Software Co., Ltd. 6,186 32,588
Fujian Boss Software
Development Co., Ltd., Class
A 22,100 42,252
Fujian Funeng Co., Ltd., Class
A 114,070 149,658
Fujian Fuxin Software
Development JSC, Ltd., Class
A 2,373 36,589
*Fujian Kuncai Material
Technology Co., Ltd. 17,400 41,001
Fujian Longking Co., Ltd.,
Class A 41,900 110,366
Fujian Qingshan Paper
Industry Co., Ltd. 234,900 129,086
*Fujian Snowman Group Co.,
Ltd., Class A 24,400 69,079
Fujian Star-net Communication
Co., Ltd., Class A 21,700 89,593
Fujian Sunner Development
Co., Ltd., Class A 76,200 188,765
*Fujian Tianma Science &
Technology Group Co., Ltd. 12,000 26,619
Fujian Yuanli Active Carbon
Co., Ltd. 17,600 41,447
Fulin Precision Co., Ltd., Class
A 46,760 114,086
Fushun Special Steel Co., Ltd.,
Class A 63,800 60,025
ΩFuyao Glass Industry Group
Co., Ltd., Class H 317,200 2,715,190
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 4,400 42,802
ΩGanfeng Lithium Group Co.,
Ltd., Class H 167,840 1,300,219
Gansu Energy Chemical Co.,
Ltd., Class A 414,300 147,809
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 26,800 7,441
Gansu Shangfeng Cement
Co., Ltd., Class A 161,100 334,423
Gansu Yasheng Industrial
Group Co., Ltd., Class A 114,400 61,551
Gaona Aero Material Co., Ltd.,
Class A 20,620 60,217

130
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Gaush Meditech, Ltd., Class A 6,500 $ 5,943
G-bits Network Technology
Xiamen Co., Ltd., Class A 6,100 399,278
GCL Energy Technology Co.,
Ltd., Class A 79,500 119,857
*GCL Technology Holdings,
Ltd., Class A 14,968,000 2,069,918
GD Power Development Co.,
Ltd., Class A 91,900 61,211
*GDS Holdings, Ltd., Class A 575,300 3,331,122
#*GDS Holdings, Ltd.,
Sponsored ADR 1,736 77,582
Geely Automobile Holdings,
Ltd. 3,579,000 7,373,665
GEM Co., Ltd., Class A 133,400 171,948
*Gemdale Corp., Class A 213,700 99,913
*Gemdale Properties &
Investment Corp., Ltd. 4,180,000 96,342
GemPharmatech Co., Ltd.,
Class A 12,740 31,982
*Genimous Technology Co.,
Ltd., Class A 41,500 56,179
#*Genscript Biotech Corp. 1,144,000 1,882,326
*Geo-Jade Petroleum Co.rp.,
Class A 61,500 48,218
GEPIC Energy Development
Co., Ltd., Class A 23,500 23,259
Getein Biotech, Inc., Class A 16,100 19,965
GF Securities Co., Ltd., Class
H 472,400 1,103,317
Ω#Giant Biogene Holding Co.,
Ltd. 245,000 1,042,780
Giant Network Group Co., Ltd.,
Class A 31,100 196,766
Giantec Semiconductor Corp. 2,272 60,868
GigaDevice Semiconductor,
Inc., Class A 1,900 86,066
Ginlong Technologies Co.,
Ltd., Class A 17,100 203,686
Glarun Technology Co., Ltd.,
Class A 20,400 85,194
GoerTek, Inc., Class A 61,900 231,525
Goke Microelectronics Co.,
Ltd., Class A 3,000 61,327
Goldcard Smart Group Co.,
Ltd., Class A 28,200 65,030
ΩGolden Throat Holdings
Group Co., Ltd. 132,000 54,763
Goldenmax International
Group, Ltd., Class A 17,100 62,631
#Goldwind Science &
Technology Co., Ltd., Class H 551,953 1,029,739
Goneo Group Co., Ltd., Class
A 6,090 36,603
Goodbaby International
Holdings, Ltd. 433,000 59,879
*GoodWe Technologies Co.,
Ltd., Class A 3,680 44,671
Gotion High-tech Co., Ltd.,
Class A 12,300 67,204
Shares Value
CHINA — (Continued)
Grand Pharmaceutical Group,
Ltd. 813,500 $ 814,573
Grandblue Environment Co.,
Ltd., Class A 18,000 76,492
*Grandjoy Holdings Group Co.,
Ltd., Class A 228,400 128,471
Great Wall Motor Co., Ltd. 1,980,500 3,360,132
*Greatoo Intelligent
Equipment, Inc., Class A 68,000 75,617
*Greattown Holdings, Ltd.,
Class A 95,600 69,039
Gree Electric Appliances, Inc.
of Zhuhai, Class A 77,500 431,466
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 33,500 40,674
#Greentown China Holdings,
Ltd. 895,000 1,282,386
Ω#Greentown Management
Holdings Co., Ltd. 503,000 211,899
Greentown Service Group Co.,
Ltd. 1,236,000 720,104
GRG Banking Equipment Co.,
Ltd., Class A 38,100 70,650
GRG Metrology & Test Group
Co., Ltd., Class A 43,400 148,157
Grinm Advanced Materials
Co., Ltd., Class A 24,000 76,820
Guangdong Advertising Group
Co., Ltd., Class A 58,900 102,696
Guangdong Aofei Data
Technology Co., Ltd., Class A 38,963 133,570
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 30,000 19,291
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 222,000 121,678
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 58,400 74,940
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,000 170,144
Guangdong Dongpeng
Holdings Co., Ltd., Class A 84,400 89,241
Guangdong Dowstone
Technology Co., Ltd., Class A 25,200 106,400
Guangdong Electric Power
Development Co., Ltd., Class
A 36,600 25,747
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 57,200 93,066
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 39,200 115,604
Guangdong Goworld Co., Ltd.,
Class A 40,000 82,114

131
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 14,020 $ 23,739
Guangdong Guanhao High-
Tech Co., Ltd., Class A 107,000 54,183
Guangdong Haid Group Co.,
Ltd., Class A 18,000 133,382
*Guangdong HEC Technology
Holding Co., Ltd., Class A 95,000 372,276
Guangdong Hongda Holdings
Group Co., Ltd., Class A 32,600 230,784
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 25,300 44,039
Guangdong Huate Gas Co.,
Ltd. 3,624 34,356
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 23,882 147,354
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 24,020 84,832
*Guangdong Land Holdings,
Ltd. 187,982 5,536
Guangdong Lingxiao Pump
Industry Co., Ltd. 18,400 46,931
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 112,277 196,892
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 22,500 38,939
Guangdong Sirio Pharma Co.,
Ltd., Class A 16,562 55,752
Guangdong South New Media
Co., Ltd., Class A 17,200 113,400
*Guangdong TCL Smart Home
Appliances Co., Ltd. 67,800 98,218
*Guangdong Topstar
Technology Co., Ltd., Class A 25,500 110,822
Guangdong Vanward New
Electric Co., Ltd., Class A 48,200 69,617
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 53,700 111,551
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 49,300 52,482
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 62,238
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 33,100 91,187
Guanghui Energy Co., Ltd.,
Class A 253,900 204,908
Guangshen Railway Co., Ltd.,
Class H 1,130,950 318,590
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 19,000 154,732
Guangxi Liugong Machinery
Co., Ltd., Class A 144,600 236,933
Shares Value
CHINA — (Continued)
Guangxi LiuYao Group Co.,
Ltd., Class A 34,700 $ 90,652
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 49,335 28,602
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 8,000 20,681
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 115,930 159,436
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 170,000 413,153
Guangzhou Development
Group, Inc., Class A 132,800 136,787
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 16,800 109,192
Guangzhou Haige
Communications Group, Inc.
Co., Class A 57,100 143,668
Guangzhou Haoyang
Electronic Co., Ltd., Class A 7,200 47,511
Guangzhou KDT Machinery
Group Co., Ltd., Class A 33,840 90,110
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 18,200 83,704
Guangzhou Restaurant Group
Co., Ltd., Class A 41,100 106,958
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 7,600 43,186
Guangzhou Sie Consulting
Co., Ltd., Class A 8,300 27,474
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 34,900 204,390
Guangzhou Wondfo Biotech
Co., Ltd., Class A 25,900 79,884
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 20,000 29,462
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 38,500 52,450
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 48,300 101,029
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 16,400 20,856
Guizhou Chanhen Chemical
Corp., Class A 30,600 184,886
Guizhou Gas Group Corp.,
Ltd., Class A 35,800 35,948
Guizhou Guihang Automotive
Components Co., Ltd., Class A 14,500 30,601
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 145,300 114,337
Guizhou Qianyuan Power Co.,
Ltd. 13,900 35,053

132
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Guizhou Sanli Pharmaceutical
Co., Ltd. 35,100 $ 60,441
Guizhou Tyre Co., Ltd. 111,700 82,755
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 108,700 52,542
*Guizhou Zhenhua E-chem,
Inc., Class A 27,223 55,258
*Guocheng Mining Co., Ltd.,
Class A 16,500 63,614
*Guoguang Electric Co., Ltd.,
Class A 23,100 45,859
Guomai Technologies, Inc.,
Class A 44,800 71,538
#Guoquan Food Shanghai
Co., Ltd., Class H 441,200 240,664
Guosen Securities Co., Ltd.,
Class A 18,000 32,472
*Guosheng Securities, Inc.,
Class A 33,760 79,649
ΩGuotai Haitong Securities
Co., Ltd., Class H 718,176 1,528,367
Guoyuan Securities Co., Ltd.,
Class A 54,800 65,826
#Gushengtang Holdings, Ltd. 120,700 455,927
H World Group, Ltd. 488,700 2,395,410
#H World Group, Ltd.,
Sponsored ADR 22,000 1,045,220
Ω#*Haichang Ocean Park
Holdings, Ltd. 996,000 66,318
Ω#Haidilao International
Holding, Ltd. 770,000 1,575,553
Haier Smart Home Co., Ltd.,
Class A 1,763,800 5,826,861
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 16,728 34,388
*Hainan Airlines Holding Co.,
Ltd., Class A 114,800 27,910
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 8,907 129,185
*Hainan Haide Capital
Management Co., Ltd., Class
A 87,640 73,377
Hainan Jinpan Smart
Technology Co., Ltd. 17,275 227,441
*Hainan Meilan International
Airport Co., Ltd. 139,000 184,569
Hainan Mining Co., Ltd., Class
A 60,800 110,294
Hainan Strait Shipping Co.,
Ltd., Class A 78,700 120,122
Haisco Pharmaceutical Group
Co., Ltd., Class A 10,600 77,282
Haitian International Holdings,
Ltd. 541,000 1,675,017
Hand Enterprise Solutions Co.,
Ltd., Class A 31,900 121,564
Hangcha Group Co., Ltd.,
Class A 33,880 135,251
Shares Value
CHINA — (Continued)
Hangxiao Steel Structure Co.,
Ltd., Class A 202,600 $ 99,969
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 127,400 212,782
Hangzhou Dptech
Technologies Co., Ltd., Class
A 9,500 25,297
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 11,300 30,919
Hangzhou First Applied
Material Co., Ltd., Class A 36,780 90,002
Hangzhou GreatStar Industrial
Co., Ltd. 40,700 201,705
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 16,240 72,401
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 4,914 54,588
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 39,720 50,512
*Hangzhou Iron & Steel Co. 122,400 157,594
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 17,000 104,158
Hangzhou Onechance Tech
Corp., Class A 14,300 87,821
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 37,900 169,891
Hangzhou Robam Appliances
Co., Ltd., Class A 24,000 72,470
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 16,400 30,995
Hangzhou Shunwang
Technology Co., Ltd., Class A 32,300 120,812
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 8,200 39,388
Hangzhou Sunrise Technology
Co., Ltd. 38,600 95,399
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 57,700 407,831
Hangzhou Weiguang
Electronic Co., Ltd., Class A 7,200 36,604
Hangzhou Zhongtai Cryogenic
Technology Corp. 10,500 46,765
Han's Laser Technology
Industry Group Co., Ltd., Class
A 39,900 276,952
ΩHansoh Pharmaceutical
Group Co., Ltd. 164,000 810,582
Hanwei Electronics Group
Corp., Class A 4,300 34,220
Ω*Harbin Bank Co., Ltd., Class
H 1,461,000 71,088
Harbin Boshi Automation Co.,
Ltd., Class A 28,765 68,071
Harbin Electric Co., Ltd., Class
H 570,236 1,447,915

133
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 39,800 $ 80,787
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 146,100 71,670
*Harbin Pharmaceutical Group
Co., Ltd., Class A 214,200 108,467
HBIS Resources Co., Ltd.,
Class A 75,200 261,474
Health & Happiness H&H
International Holdings, Ltd. 143,000 280,152
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 55,800 129,480
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 3,700 42,183
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 32,100 146,247
Hefei Jianghang Aircraft
Equipment Co., Ltd. 16,053 31,961
Hefei Meiya Optoelectronic
Technology, Inc., Class A 48,100 141,436
*Hefei Urban Construction
Development Co., Ltd., Class
A 57,900 116,111
Heilongjiang Agriculture Co.,
Ltd., Class A 52,200 131,414
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 50,200 63,190
Henan Liliang Diamond Co.,
Ltd., Class A 18,400 105,615
Henan Lingrui Pharmaceutical
Co., Class A 35,800 113,097
Henan Mingtai Al Industrial
Co., Ltd., Class A 41,500 100,178
Henan Pinggao Electric Co.,
Ltd., Class A 75,600 230,347
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 94,300 445,772
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 52,790 195,021
Henan Thinker Automatic
Equipment Co., Ltd., Class A 24,100 91,251
*Henan Yicheng New Energy
Co., Ltd., Class A 115,500 82,746
Henan Yuguang Gold & Lead
Co., Ltd., Class A 80,400 258,042
*Henan Yuneng Holdings Co.,
Ltd., Class A 123,700 110,330
*Henan Zhongfu Industry Co.,
Ltd. 179,900 251,295
Henan Zhongyuan
Expressway Co., Ltd., Class A 75,500 44,423
Hengan International Group
Co., Ltd. 543,500 1,969,480
Hengbao Co., Ltd., Class A 20,000 51,041
Shares Value
CHINA — (Continued)
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 55,000 $ 159,668
Hengli Petrochemical Co., Ltd.,
Class A 137,700 517,021
Hengtong Logistics Co., Ltd. 32,800 47,988
Hengtong Optic-electric Co.,
Ltd., Class A 118,000 594,303
Hengyi Petrochemical Co.,
Ltd., Class A 97,982 170,274
Hesteel Co., Ltd., Class A 389,900 140,786
Hexing Electrical Co., Ltd.,
Class A 21,900 123,247
Hgtech Co., Ltd., Class A 17,000 189,313
Hisense Home Appliances
Group Co., Ltd., Class H 306,000 897,269
Hisense Visual Technology
Co., Ltd., Class A 1,200 4,292
Hithink RoyalFlush Information
Network Co., Ltd., Class A 6,900 346,216
HLA Group Corp., Ltd., Class
A 173,300 152,824
HMT Xiamen New Technical
Materials Co., Ltd., Class A 8,500 95,121
Hongfa Technology Co., Ltd.,
Class A 18,480 76,432
*Honghua Group, Ltd., Class A 1,656,000 42,409
Hongli Zhihui Group Co., Ltd.,
Class A 39,200 42,407
Hongrun Construction Group
Co., Ltd. 66,000 96,750
Hongta Securities Co., Ltd.,
Class A 40,964 48,146
*Hongyuan Green Energy Co.,
Ltd., Class A 45,100 180,366
#*Hopson Development
Holdings, Ltd. 889,652 396,429
Horizon Construction
Development, Ltd. 924,000 118,314
Hoshine Silicon Industry Co.,
Ltd., Class A 4,300 30,744
Hoymiles Power Electronics,
Inc., Class A 2,994 44,445
Ω*Hua Medicine 151,500 58,197
Huaan Securities Co., Ltd.,
Class A 99,590 102,437
Huabao Flavours &
Fragrances Co., Ltd., Class A 9,700 26,932
*Huachangda Intelligent
Equipment Group Co., Ltd. 28,300 22,758
Huada Automotive Technology
Corp., Ltd., Class A 5,200 38,450
Huadian Heavy Industries Co.,
Ltd., Class A 33,000 53,217
Huadian Power International
Corp., Ltd., Class H 810,000 428,352
Huadong Medicine Co., Ltd.,
Class A 35,100 182,132
Huafon Chemical Co., Ltd.,
Class A 89,800 166,390

134
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 43,400 $ 41,082
*Huafu Fashion Co., Ltd.,
Class A 131,000 78,774
Huaibei Mining Holdings Co.,
Ltd., Class A 72,100 130,274
*Huaihe Energy Group Co.,
Ltd., Class A 240,800 118,472
Hualan Biological Engineering,
Inc., Class A 25,100 56,437
Huaming Power Equipment
Co., Ltd., Class A 36,400 155,941
Huaneng Power International,
Inc., Class H 1,356,000 989,692
Huangshan Novel Co., Ltd. 40,400 73,171
Huangshan Tourism
Development Co., Ltd., Class
A 34,400 63,096
Huapont Life Sciences Co.,
Ltd., Class A 75,000 60,420
ΩHuatai Securities Co., Ltd.,
Class H 690,200 1,647,352
Huaxi Securities Co., Ltd.,
Class A 55,500 73,614
Huaxia Bank Co., Ltd., Class A 170,400 155,415
Huaxin Building Materials
Group Co., Ltd., Class H 191,800 457,047
Huayu Automotive Systems
Co., Ltd., Class A 98,200 271,659
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 115,500 90,056
Hubei Chutian Smart
Communication Co., Ltd. 110,700 63,382
Hubei Energy Group Co., Ltd.,
Class A 94,400 62,605
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 20,900 288,817
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 36,200 135,712
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 65,920 384,730
Hubei Yihua Chemical Industry
Co., Ltd., Class A 51,500 122,910
Hubei Zhenhua Chemical Co.,
Ltd. 33,460 164,332
Huishang Bank Corp., Ltd.,
Class H 193,200 85,348
Ω*Huitongda Network Co.,
Ltd., Class H 4,500 5,825
*Huizhou CEE Technology,
Inc., Class A 19,000 31,378
Huizhou Desay Sv Automotive
Co., Ltd., Class A 4,200 73,894
Hunan Aihua Group Co., Ltd.,
Class A 25,600 66,990
*Hunan Corun New Energy
Co., Ltd., Class A 31,500 31,766
Shares Value
CHINA — (Continued)
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 116,400 $ 63,966
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 130,800 136,421
Hunan Gold Corp., Ltd., Class
A 50,570 269,171
Hunan Jiudian Pharmaceutical
Co., Ltd. 33,500 74,216
*Hunan Kaimeite Gases Co.,
Ltd., Class A 21,800 65,701
*Hunan New Wellful Co., Ltd.,
Class A 83,500 70,872
*Hunan Silver Co., Ltd., Class
A 42,500 116,410
Hunan Valin Steel Co., Ltd.,
Class A 170,800 154,060
Hunan Zhongke Electric Co.,
Ltd., Class A 69,400 211,556
#*HUTCHMED China, Ltd. 229,000 685,560
#*HUTCHMED China, Ltd.,
Sponsored ADR 2,110 31,650
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 291,800 479,004
*Hytera Communications
Corp., Ltd., Class A 92,400 144,622
*HyUnion Holding Co., Ltd.,
Class A 59,100 74,393
*IAT Automobile Technology
Co., Ltd., Class A 31,900 44,560
Ω*iDreamSky Technology
Holdings, Ltd. 370,400 27,983
Iflytek Co., Ltd., Class A 9,500 81,452
IKD Co., Ltd., Class A 68,600 189,281
Ω*IMAX China Holding, Inc.,
Class A 106,100 110,995
Imeik Technology
Development Co., Ltd., Class
A 4,340 87,240
Industrial & Commercial Bank
of China, Ltd., Class H 9,577,460 7,959,040
Industrial Bank Co., Ltd., Class
A 189,100 508,706
Industrial Securities Co., Ltd.,
Class A 74,230 73,469
INESA Intelligent Tech, Inc. 7,000 21,359
Infore Environment
Technology Group Co., Ltd.,
Class A 190,400 192,830
Ω*Ingdan, Inc. 353,000 177,637
Ingenic Semiconductor Co.,
Ltd., Class A 3,500 72,404
*INKON Life Technology Co.,
Ltd., Class A 19,600 32,285
Inmyshow Digital Technology
Group Co., Ltd., Class A 70,200 76,852
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 247,700 89,440
Inner Mongolia Berun
Chemical Co., Ltd., Class A 194,300 236,191

135
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 126,000 $ 524,207
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 82,260 187,210
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 9,200 89,323
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 308,086 261,935
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 59,700 528,354
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 73,200 277,371
Ω*Innovent Biologics, Inc. 29,000 301,151
Innuovo Technology Co., Ltd.,
Class A 47,300 70,631
*Insigma Technology Co., Ltd.,
Class A 35,500 54,389
Inspur Digital Enterprise
Technology, Ltd. 426,000 272,738
Intron Technology Holdings,
Ltd. 291,000 70,051
#*iQIYI, Inc., Sponsored ADR 442,641 920,693
iRay Group, Class A 1,289 21,944
IReader Technology Co., Ltd.,
Class A 8,000 28,426
*IRICO Display Devices Co.,
Ltd. 141,600 136,888
*J&T Global Express, Ltd. 1,408,400 1,834,056
*JA Solar Technology Co.,
Ltd., Class A 138,688 225,650
Jack Technology Co., Ltd.,
Class A 9,800 62,736
Jade Bird Fire Co., Ltd., Class
A 45,600 73,930
Jafron Biomedical Co., Ltd.,
Class A 34,300 98,736
Jangho Group Co., Ltd., Class
A 32,200 44,516
Jason Furniture Hangzhou
Co., Ltd., Class A 35,600 181,296
JCET Group Co., Ltd., Class A 28,500 202,866
JCHX Mining Management
Co., Ltd., Class A 16,000 181,883
Ω*JD Logistics, Inc. 1,692,300 2,424,784
Ω*Jenscare Scientific Co.,
Ltd., Class H 24,200 24,325
*Jia Yao Holdings, Ltd., Class
A 88,000 27,832
Jiajiayue Group Co., Ltd.,
Class A 39,800 74,489
Jiang Su Suyan Jingshen Co.,
Ltd. 51,900 85,862
Jiangling Motors Corp., Ltd.,
Class A 34,544 89,897
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 4,900 28,563
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 45,200 50,328
Shares Value
CHINA — (Continued)
Jiangsu Azure Corp., Class A 56,900 $ 139,154
Jiangsu Baichuan High-tech
New Materials Co., Ltd. 68,700 94,778
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 34,500 150,332
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 203,700 127,765
Jiangsu Changbao Steeltube
Co., Ltd. 40,500 57,622
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 13,800 30,593
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 280,137 294,190
Jiangsu Chint Power
Technology Co., Ltd., Class A 28,800 99,808
Jiangsu Cnano Technology
Co., Ltd., Class A 8,510 56,192
*Jiangsu Dagang Co., Ltd.,
Class A 24,600 61,931
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 61,500 151,200
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 45,800 87,103
Jiangsu Etern Co., Ltd., Class
A 30,200 114,825
#Jiangsu Expressway Co.,
Ltd., Class H 350,000 461,605
*Jiangsu General Science
Technology Co., Ltd. 49,600 33,465
Jiangsu Gian Technology Co.,
Ltd., Class A 11,000 65,228
Jiangsu Guomao Reducer Co.,
Ltd., Class A 19,500 48,278
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 4,500 56,437
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 11,800 184,012
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 19,600 163,989
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 38,000 44,443
*Jiangsu Hongdou Industrial
Co., Ltd., Class A 72,200 24,512
Jiangsu Hongtian Technology
Co., Ltd., Class A 9,400 55,199
Jiangsu Huachang Chemical
Co., Ltd., Class A 61,300 57,232
Jiangsu Huaxicun Co., Ltd.,
Class A 39,300 50,374
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 135,800 89,279
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 32,900 166,031

136
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 38,800 $ 80,879
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 41,000 197,589
Jiangsu Leili Motor Co., Ltd. 6,720 50,666
Jiangsu Lianyungang Port Co.,
Ltd. 29,400 22,797
Jiangsu Lihua Foods Group
Co., Ltd. 48,920 141,525
Jiangsu Linyang Energy Co.,
Ltd., Class A 93,400 77,393
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 23,100 59,816
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 14,880 118,204
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 37,300 126,796
Jiangsu Pacific Precision
Forging Co., Ltd. 26,700 50,279
Jiangsu Pacific Quartz Co.,
Ltd., Class A 17,550 100,408
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 27,100 39,336
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 88,100 128,006
Jiangsu Rainbow Heavy
Industries Co., Ltd. 79,800 84,377
*Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 16,800 6,163
Jiangsu Shemar Electric Co.,
Ltd. 14,500 94,827
Jiangsu Shentong Valve Co.,
Ltd. 63,300 156,900
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 83,300 84,123
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 23,680 199,522
Jiangsu Soho High Hope
Group Corp., Class A 104,800 51,561
Jiangsu Sopo Chemical Co.,
Class A 51,200 58,335
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 138,600 100,092
Jiangsu ToLand Alloy Co.,
Ltd., Class A 20,200 108,507
Jiangsu Xinquan Automotive
Trim Co., Ltd. 11,400 142,367
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 14,400 114,598
Jiangsu Yangnong Chemical
Co., Ltd., Class A 17,970 207,844
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 56,100 63,192
Jiangsu Yoke Technology Co.,
Ltd., Class A 6,300 87,268
Shares Value
CHINA — (Continued)
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 24,900 $ 142,924
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 125,340 82,402
Jiangsu Zhongtian Technology
Co., Ltd., Class A 43,900 141,085
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 250,000 101,060
Jiangxi Bank Co., Ltd., Class H 102,000 9,273
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 39,000 56,666
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,600 66,559
Jiangxi Ganneng Co., Ltd.,
Class A 66,800 103,497
Jiangxi Ganyue Expressway
Co., Ltd., Class A 161,100 114,719
Jiangxi Guotai Group Co., Ltd.,
Class A 14,800 31,149
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 13,900 23,496
*Jiangxi Special Electric Motor
Co., Ltd., Class A 20,000 26,758
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 9,360 43,681
Jiangyin Haida Rubber and
Plastic Co., Ltd. 66,000 97,510
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 16,400 38,220
Jianmin Pharmaceutical Group
Co., Ltd., Class A 3,600 17,940
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 81,400 158,905
Jiayin Group, Inc., ADR 10,503 69,320
Jiayou International Logistics
Co., Ltd., Class A 102,279 203,048
Jiaze Renewables Co., Ltd. 67,600 56,112
*Jihua Group Corp., Ltd.,
Class A 140,800 67,247
*Jilin Chemical Fibre, Class A 130,000 90,141
*Jilin Quanyangquan Co., Ltd. 30,500 36,637
*Jinbei Automotive Co., Ltd.,
Class A 99,900 67,546
#*<Jinchuan Group
International Resources Co.,
Ltd. 963,000 29,594
Jinduicheng Molybdenum Co.,
Ltd., Class A 111,500 329,144
Jinghua Pharmaceutical Group
Co., Ltd., Class A 58,800 64,626
Jingjin Equipment, Inc., Class
A 42,700 123,285
Jinhong Gas Co., Ltd., Class A 33,507 108,118
Jinhui Liquor Co., Ltd., Class A 32,500 101,923
JinkoSolar Holding Co., Ltd.,
Sponsored ADR 29,957 767,798

137
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jinlei Technology Co., Ltd.,
Class A 61,300 $ 241,979
Jinlongyu Group Co., Ltd. 8,900 40,356
Jinmao Property Services Co.,
Ltd. 169,129 57,389
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 135,500 58,868
Jinneng Science&Technology
Co., Ltd., Class A 75,600 76,130
Ω#*Jinxin Fertility Group, Ltd. 2,191,000 684,538
Jinyu Bio-Technology Co.,
Ltd., Class A 52,600 136,583
Jinzai Food Group Co., Ltd. 40,800 66,853
JiuGui Liquor Co., Ltd., Class
A 3,900 31,879
ΩJiumaojiu International
Holdings, Ltd. 647,000 177,290
Jiuzhitang Co., Ltd., Class A 15,200 19,286
Jizhong Energy Resources
Co., Ltd., Class A 189,013 152,270
JL Mag Rare-Earth Co., Ltd.,
Class A 9,470 51,292
#JL Mag Rare-Earth Co., Ltd.,
Class H 24,600 69,424
JNBY Design, Ltd. 161,000 397,052
Joinn Laboratories China Co.,
Ltd., Class A 23,500 128,499
Ω#Joinn Laboratories China
Co., Ltd., Class H 43,700 136,085
Jointo Energy Investment Co.,
Ltd., Class A 49,900 62,668
Jointown Pharmaceutical
Group Co., Ltd., Class A 129,123 98,821
*Jolywood Suzhou Sunwatt
Co., Ltd. 56,200 66,134
Jones Tech PLC, Class A 16,900 136,950
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 48,350 124,156
Joyoung Co., Ltd., Class A 32,100 48,256
JS Corrugating Machinery Co.,
Ltd., Class A 36,900 68,531
Ω#*JS Global Lifestyle Co.,
Ltd. 552,000 126,520
JSTI Group, Class A 71,800 78,810
*Ju Teng International
Holdings, Ltd. 502,000 122,130
Juneyao Airlines Co., Ltd.,
Class A 54,200 117,268
Jutal Offshore Oil Services,
Ltd. 14,000 932
Jutze Intelligent Technology
Co., Ltd. 8,500 24,762
Kailuan Energy Chemical Co.,
Ltd., Class A 43,600 39,766
Kaishan Group Co., Ltd.,
Class A 31,300 76,772
*KBC Corp., Ltd., Class A 11,680 47,686
Shares Value
CHINA — (Continued)
Keboda Technology Co., Ltd.,
Class A 5,500 $ 55,037
Keda Industrial Group Co.,
Ltd., Class A 49,100 124,952
*Keep, Inc. 55,100 26,246
Kehua Data Co., Ltd., Class A 20,500 184,318
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 73,939
Keshun Waterproof
Technologies Co., Ltd., Class
A 56,300 57,666
Kidswant Children Products
Co., Ltd., Class A 80,400 123,874
#Kinetic Development Group,
Ltd. 2,236,000 501,044
Kingboard Holdings, Ltd. 473,500 1,918,325
Kingboard Laminates
Holdings, Ltd. 761,500 1,442,128
*KingClean Electric Co., Ltd.,
Class A 18,500 86,069
#*Kingdee International
Software Group Co., Ltd. 84,000 139,288
Kingfa Sci & Tech Co., Ltd.,
Class A 86,300 237,498
Kingnet Network Co., Ltd.,
Class A 44,500 159,530
*Kingsoft Cloud Holdings, Ltd. 372,000 340,576
KPC Pharmaceuticals, Inc.,
Class A 47,200 84,808
Kuaijishan Shaoxing Wine
Co., Ltd. 64,800 202,287
ΩKuaishou Technology, Class
B 1,507,300 15,469,236
Kuangda Technology Group
Co., Ltd., Class A 20,700 20,398
Kunlun Energy Co., Ltd. 3,248,000 3,327,144
*Kunlun Tech Co., Ltd., Class
A 37,800 303,431
Kunshan Dongwei Technology
Co., Ltd., Class A 5,224 31,301
Kunshan Huguang Auto
Harness Co., Ltd. 15,700 65,747
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 12,400 95,489
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 22,100 70,866
Kweichow Moutai Co., Ltd.,
Class A 9,546 1,923,949
Lakala Payment Co., Ltd.,
Class A 33,100 125,233
Lancy Co., Ltd., Class A 39,200 105,454
*Landai Technology Group
Corp., Ltd. 59,900 101,682
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 22,600 33,845
Lao Feng Xiang Co., Ltd.,
Class A 18,295 120,882
Laobaixing Pharmacy Chain
JSC, Class A 57,528 127,200

138
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Launch Tech Co., Ltd., Class
H 125,000 $ 142,291
LB Group Co., Ltd., Class A 81,700 260,451
Lee & Man Chemical Co., Ltd. 126,300 97,680
Lee & Man Paper
Manufacturing, Ltd. 1,192,600 545,166
Lee's Pharmaceutical
Holdings, Ltd. 122,000 25,151
Ω*Legend Holdings Corp.,
Class H 494,800 549,306
#Lenovo Group, Ltd. 6,294,000 7,156,577
Lens Technology Co., Ltd.,
Class A 211,300 1,104,938
Leo Group Co., Ltd., Class A 259,256 347,599
Leoch International
Technology, Ltd. 276,000 23,678
Lepu Medical Technology
Beijing Co., Ltd., Class A 36,100 92,856
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 30,500 77,223
Levima Advanced Materials
Corp., Class A 13,000 39,928
Leyard Optoelectronic Co.,
Ltd., Class A 57,300 57,784
*Li Auto, Inc., Class A 695,500 5,873,238
#*Li Auto, Inc., Class A, ADR 1,398 23,249
Li Ning Co., Ltd. 2,058,000 5,386,317
*LianChuang Electronic
Technology Co., Ltd., Class A 17,900 28,480
Lianhe Chemical Technology
Co., Ltd., Class A 79,500 200,600
Liaoning Energy Industry Co.,
Ltd., Class A 225,900 129,015
Liaoning Port Co., Ltd., Class
H 278,000 32,037
Lier Chemical Co., Ltd., Class
A 63,800 163,371
#*Lifetech Scientific Corp. 1,328,000 311,182
Lijiang Yulong Tourism Co.,
Ltd., Class A 16,800 23,540
*Linewell Software Co., Ltd. 15,400 24,990
Lingbao Gold Group Co., Ltd.,
Class H 350,000 1,040,629
Lingyi iTech Guangdong Co.,
Class A 143,600 302,433
*Liuzhou Iron & Steel Co., Ltd.,
Class A 127,000 97,927
Livzon Pharmaceutical Group,
Inc., Class H 124,256 467,768
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 40,000 137,586
#LK Technology Holdings, Ltd. 450,000 192,453
Loncin Motor Co., Ltd., Class A 109,600 241,863
Ω#Longfor Group Holdings,
Ltd. 1,695,519 2,236,174
Longhua Technology Group
Luoyang Co., Ltd., Class A 37,100 53,371
*LONGi Green Energy
Technology Co., Ltd., Class A 33,176 85,335
Shares Value
CHINA — (Continued)
Longshine Technology Group
Co., Ltd., Class A 25,100 $ 62,431
*Lotus Holdings Co., Ltd. 102,900 91,631
Lucky Harvest Co., Ltd. 17,941 90,308
Luoniushan Co., Ltd., Class A 56,600 68,803
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 51,000 35,510
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 15,000 96,716
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 51,400 55,457
Luxi Chemical Group Co., Ltd.,
Class A 107,400 302,054
Luxshare Precision Industry
Co., Ltd., Class A 73,800 548,778
Luyang Energy-Saving
Materials Co., Ltd. 30,400 58,077
Ω*Luye Pharma Group, Ltd. 1,944,500 692,179
Luzhou Laojiao Co., Ltd.,
Class A 14,400 250,451
Lygend Resources &
Technology Co., Ltd., Class H 107,800 347,844
*Maanshan Iron & Steel Co.,
Ltd., Class H 936,000 324,796
Maccura Biotechnology Co.,
Ltd., Class A 29,300 51,171
Mango Excellent Media Co.,
Ltd., Class A 66,000 241,828
Ω#Maoyan Entertainment 415,460 390,473
*Maoye Commercial Co., Ltd.,
Class A 62,400 59,067
Maxscend Microelectronics
Co., Ltd., Class A 2,300 25,907
Maxvision Technology Corp.,
Class A 5,400 21,984
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 30,400 119,915
MeiG Smart Technology Co.,
Ltd., Class A 6,500 41,826
Meihua Holdings Group Co.,
Ltd., Class A 90,700 143,658
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 224,000 225,247
Ω*Meitu, Inc. 982,500 971,215
Ω*Meituan, Class B 1,008,400 12,550,608
Mesnac Co., Ltd., Class A 32,400 38,593
#Metallurgical Corp. of China,
Ltd., Class H 1,999,000 473,533
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 127,400 74,410
MicroPort NeuroScientific
Corp. 10,097 15,217
*Microport Scientific Corp. 202,800 305,640
Micro-Tech Nanjing Co., Ltd. 7,284 83,494
Midea Group Co., Ltd., Class A 80,700 900,769
Midea Group Co., Ltd., Class
H 9,400 103,091

139
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Ω*Midea Real Estate Holding,
Ltd. 241,400 $ 130,132
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 10,900 99,195
Ming Yang Smart Energy
Group, Ltd., Class A 74,900 249,979
*Mingfa Group International
Co., Ltd. 589,000 8,824
#MINISO Group Holding, Ltd. 420,600 1,981,905
*Minmetals Development Co.,
Ltd., Class A 63,100 123,998
*Minmetals Land, Ltd. 764,000 95,870
Minth Group, Ltd. 706,000 3,324,927
*Miracle Automation
Engineering Co., Ltd. 10,300 42,052
MLS Co., Ltd., Class A 71,600 101,869
*MMG, Ltd. 3,856,799 5,081,688
Ω*Mobvista, Inc. 402,000 764,396
*MOG Digitech Holdings, Ltd. 386,000 14,086
Montage Technology Co., Ltd.,
Class A 2,439 63,806
*Montnets Cloud Technology
Group Co., Ltd., Class A 13,600 22,871
Moon Environment Technology
Co., Ltd., Class A 73,580 170,208
Morimatsu International
Holdings Co., Ltd. 157,000 215,908
Motic Xiamen Electric Group
Co., Ltd. 10,200 24,549
Muyuan Foods Co., Ltd., Class
A 71,300 471,825
MYS Group Co., Ltd., Class A 111,500 66,888
Nancal Technology Co., Ltd. 14,600 100,480
*Nanfang Pump Industry Co.,
Ltd., Class A 124,300 81,897
Nanhua Futures Co., Ltd. 33,700 89,397
NanJi E-Commerce Co., Ltd.,
Class A 86,800 40,208
Nanjing Cosmos Chemical
Co., Ltd. 24,480 48,317
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 19,500 136,615
Nanjing Iron & Steel Co., Ltd.,
Class A 181,200 151,971
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 58,872 80,203
Nanjing Pharmaceutical Group
Co., Ltd. 149,100 118,614
Nanjing Securities Co., Ltd.,
Class A 39,600 45,289
*Nanjing Tanker Corp. 345,900 183,616
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,000 211,851
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 26,200 103,348
NARI Technology Co., Ltd.,
Class A 77,016 279,200
Shares Value
CHINA — (Continued)
*National Silicon Industry
Group Co., Ltd., Class A 11,354 $ 36,604
NAURA Technology Group
Co., Ltd., Class A 1,890 129,211
*NavInfo Co., Ltd., Class A 81,000 123,167
NBTM New Materials Group
Co., Ltd., Class A 32,200 153,558
NetDragon Websoft Holdings,
Ltd. 241,500 310,777
Ω#*NetEase Cloud Music, Inc. 19,900 459,934
NetEase, Inc. 176,500 4,633,020
NetEase, Inc., Sponsored ADR 50,396 6,492,517
Neusoft Corp., Class A 64,300 96,756
Neutech Group, Ltd. 77,600 23,450
New China Life Insurance Co.,
Ltd., Class H 720,100 5,859,682
New Guomai Digital Culture
Co., Ltd., Class A 12,700 26,747
New Hope Dairy Co., Ltd.,
Class A 25,600 66,989
New Hope Liuhe Co., Ltd.,
Class A 102,300 133,039
*New Journey Health
Technology Group Co., Ltd. 186,900 62,916
New Trend International Logis-
Tech Co., Ltd. 12,700 22,362
Neway Valve Suzhou Co.,
Ltd., Class A 20,100 174,938
*Newborn Town, Inc. 272,000 400,528
Newland Digital Technology
Co., Ltd., Class A 31,400 123,408
Nexteer Automotive Group,
Ltd. 885,000 754,715
*Nine Dragons Paper
Holdings, Ltd. 1,217,000 1,277,821
*Ninestar Corp., Class A 22,500 68,556
Ningbo Boway Alloy Material
Co., Ltd. 51,300 145,532
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 26,400 75,046
Ningbo Huaxiang Electronic
Co., Ltd., Class A 67,200 319,406
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 36,100 76,912
Ningbo Jintian Copper Group
Co., Ltd. 96,200 164,824
Ningbo Joyson Electronic
Corp., Class A 88,300 355,420
Ningbo KBE Electrical
Technology Co., Ltd. 8,200 71,297
Ningbo Orient Wires & Cables
Co., Ltd., Class A 20,800 165,830
Ningbo Peacebird Fashion
Co., Ltd., Class A 27,600 63,647
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 30,440 134,217
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 42,000 142,773
*Ningbo Shanshan Co., Ltd.,
Class A 72,900 134,971

140
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Ningbo Sunrise Elc
Technology Co., Ltd. 15,400 $ 53,103
Ningbo Tuopu Group Co., Ltd.,
Class A 15,774 163,792
Ningbo Xusheng Group Co.,
Ltd., Class A 42,252 108,801
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,000 45,018
Ningbo Yunsheng Co., Ltd.,
Class A 74,800 152,155
Ningbo Zhoushan Port Co.,
Ltd., Class A 81,900 46,067
Ningxia Baofeng Energy Group
Co., Ltd., Class A 131,400 449,134
Ningxia Building Materials
Group Co., Ltd., Class A 35,100 67,208
Ningxia Orient Tantalum
Industry Co., Ltd. 16,700 92,926
Ningxia Western Venture
Industrial Co., Ltd. 90,800 68,446
*NIO, Inc., Class A 50,430 249,383
*Niu Technologies, ADR 24,899 82,416
NKY Medical Holdings, Ltd.,
Class A 28,000 75,687
ΩNongfu Spring Co., Ltd.,
Class H 461,400 2,832,313
Norinco International
Cooperation, Ltd., Class A 48,300 87,688
North Chemical Industries Co.,
Ltd., Class A 15,200 46,969
North China Pharmaceutical
Co., Ltd. 96,600 78,794
North Copper Co., Ltd., Class
A 59,558 166,988
*North Electro-Optic Co., Ltd. 14,400 36,563
North Huajin Chemical
Industries Co., Ltd., Class A 112,700 98,250
*North Industries Group Red
Arrow Co., Ltd., Class A 24,000 65,116
Northeast Pharmaceutical
Group Co., Ltd., Class A 125,200 95,458
Northeast Securities Co., Ltd.,
Class A 111,400 145,514
Northking Information
Technology Co., Ltd., Class A 20,188 55,296
*NSFOCUS Technologies
Group Co., Ltd., Class A 27,900 32,511
*Nuode New Materials Co.,
Ltd., Class A 82,800 81,832
NYOCOR Co., Ltd., Class A 86,400 74,203
Ω#*Ocumension Therapeutics 163,000 154,240
*Offcn Education Technology
Co., Ltd., Class A 179,400 72,779
Offshore Oil Engineering Co.,
Ltd., Class A 173,400 166,383
*OFILM Group Co., Ltd., Class
A 26,900 37,769
Olympic Circuit Technology
Co., Ltd., Class A 14,200 127,327
Shares Value
CHINA — (Continued)
OmniVision Integrated Circuits
Group, Inc. 3,100 $ 54,050
Onewo, Inc., Class H 175,900 441,231
Oppein Home Group, Inc.,
Class A 18,800 165,923
Opple Lighting Co., Ltd., Class
A 24,200 70,498
OPT Machine Vision Tech Co.,
Ltd., Class A 2,600 44,959
ORG Technology Co., Ltd.,
Class A 176,500 148,791
Orient International Enterprise,
Ltd., Class A 125,900 158,478
ΩOrient Securities Co., Ltd.,
Class H 448,800 390,201
*Oriental Energy Co., Ltd.,
Class A 105,100 130,632
*Ourpalm Co., Ltd., Class A 82,000 71,368
Ovctek China, Inc., Class A 35,300 80,235
*Pacific Securities Co., Ltd.
(The), Class A 36,100 21,812
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 38,870 76,551
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 120,100 66,172
*PCI Technology Group Co.,
Ltd., Class A 150,800 149,253
*PDD Holdings, Inc.,
Sponsored ADR 79,502 8,033,677
Ω*Peijia Medical, Ltd. 195,000 164,795
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 258,600 –
*Pengxin International Mining
Co., Ltd., Class A 157,800 227,916
People.cn Co., Ltd., Class A 12,200 42,894
People's Insurance Co. Group
of China, Ltd. (The), Class H 4,519,000 3,934,748
*Perennial Energy Holdings,
Ltd. 165,000 24,508
Perfect World Co., Ltd., Class
A 35,200 95,402
#Persistence Gold Group, Ltd. 1,065,000 171,825
PetroChina Co., Ltd., Class H 7,372,000 8,759,896
PharmaBlock Sciences
Nanjing, Inc., Class A 9,500 56,333
ΩPharmaron Beijing Co., Ltd.,
Class H 185,925 492,327
PhiChem Corp., Class A 18,400 73,454
PICC Property & Casualty Co.,
Ltd., Class H 2,751,753 5,704,557
Ping An Bank Co., Ltd., Class
A 344,500 536,725
Ping An Insurance Group Co.
of China, Ltd. 2,005,000 18,664,417
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 181,040 223,718
PNC Process Systems Co.,
Ltd., Class A 15,020 60,868

141
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
POCO Holding Co., Ltd., Class
A 4,200 $ 47,726
*Polaris Bay Group Co., Ltd.,
Class A 88,800 86,739
Poly Developments and
Holdings Group Co., Ltd.,
Class A 52,900 51,825
#Poly Property Group Co., Ltd. 1,642,646 494,285
*Pony Testing International
Group Co., Ltd., Class A 26,731 44,146
Ω#Pop Mart International
Group, Ltd. 221,200 6,333,191
*Porton Pharma Solutions,
Ltd., Class A 16,500 58,012
ΩPostal Savings Bank of
China Co., Ltd., Class H 1,526,000 996,530
Pou Sheng International
Holdings, Ltd., Class A 1,798,000 107,055
Power Construction Corp. of
China, Ltd., Class A 141,800 115,459
*Powerwin Tech Group, Ltd. 128,000 14,751
Precision Tsugami China
Corp., Ltd. 45,000 242,007
Prinx Chengshan Holdings,
Ltd. 101,500 106,573
*Productive Technologies Co.,
Ltd. 1,238,000 36,143
Pulike Biological Engineering,
Inc. 11,100 22,164
Pylon Technologies Co., Ltd.,
Class A 15,994 139,685
Q Technology Group Co., Ltd. 386,000 459,659
*Qi An Xin Technology Group,
Inc. 12,106 64,751
Qianhe Condiment and Food
Co., Ltd., Class A 75,764 110,191
Qiming Information
Technology Co, Ltd., Class A 7,600 20,686
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 20,100 35,479
Qingdao East Steel Tower
Stock Co., Ltd., Class A 47,200 188,968
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 14,700 34,068
Qingdao Gaoce Technology
Co., Ltd., Class A 77,609 158,873
Qingdao Gon Technology Co.,
Ltd., Class A 20,200 170,549
Qingdao Haier Biomedical Co.,
Ltd., Class A 12,016 57,631
Qingdao Hanhe Cable Co.,
Ltd., Class A 172,900 127,599
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 12,880 29,609
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 7,700 108,234
Qingdao NovelBeam
Technology Co., Ltd. 4,104 27,973
Shares Value
CHINA — (Continued)
ΩQingdao Port International
Co., Ltd., Class H 210,000 $ 201,941
Qingdao Rural Commercial
Bank Corp., Class A 306,100 138,270
Qingdao Sentury Tire Co.,
Ltd., Class A 54,500 160,412
Qingdao TGOOD Electric Co.,
Ltd., Class A 21,500 83,324
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 15,400 20,382
*Qinghai Salt Lake Industry
Co., Ltd., Class A 100,100 472,038
Qinhuangdao Port Co., Ltd.,
Class H 334,000 115,472
Queclink Wireless Solutions
Co., Ltd., Class A 14,500 26,262
Quectel Wireless Solutions
Co., Ltd., Class A 7,600 100,892
Quick Intelligent Equipment
Co., Ltd. 14,500 78,640
*Qunabox Group, Ltd. 34,700 114,368
*Quzhou DFP New Material
Group Co., Ltd. 132,600 79,545
#*Radiance Holdings Group
Co., Ltd. 68,000 15,847
Rainbow Digital Commercial
Co., Ltd., Class A 102,600 84,574
Rayhoo Motor Dies Co., Ltd. 26,000 134,352
Raytron Technology Co., Ltd.,
Class A 5,081 82,538
Red Avenue New Materials
Group Co., Ltd., Class A 5,700 46,698
Ω*Red Star Macalline Group
Corp., Ltd., Class H 514,739 86,342
Renhe Pharmacy Co., Ltd.,
Class A 74,900 64,542
#*REPT BATTERO Energy
Co., Ltd., Class H 61,200 90,432
Rianlon Corp., Class A 25,700 173,027
Richinfo Technology Co., Ltd.,
Class A 8,800 38,219
*Risen Energy Co., Ltd., Class
A 102,800 294,737
Riyue Heavy Industry Co.,
Ltd., Class A 54,300 108,658
Rizhao Port Co., Ltd., Class A 311,200 141,916
Rockchip Electronics Co., Ltd.,
Class A 2,500 68,807
*RongFa Nuclear Equipment
Co., Ltd., Class A 46,100 49,540
Rongsheng Petrochemical
Co., Ltd., Class A 169,200 359,026
*Roshow Technology Co., Ltd.,
Class A 70,000 86,603
Ruida Futures Co., Ltd., Class
A 39,000 137,793
Runjian Co., Ltd., Class A 15,600 104,220
*Sai Micro Electronics, Inc.,
Class A 19,500 146,601

142
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Sailun Group Co., Ltd., Class
A 114,200 $ 260,393
Sanan Optoelectronics Co.,
Ltd., Class A 32,800 76,252
Sangfor Technologies, Inc.,
Class A 6,000 138,682
Sanjiang Shopping Club Co.,
Ltd., Class A 14,900 35,560
Sanquan Food Co., Ltd., Class
A 51,770 88,626
*Sansteel Minguang Co., Ltd.,
Class A 160,600 102,811
Sansure Biotech, Inc., Class A 21,907 63,975
#Sany Heavy Equipment
International Holdings Co., Ltd. 841,000 1,295,470
Sany Heavy Industry Co., Ltd.,
Class A 62,000 195,509
Satellite Chemical Co., Ltd.,
Class A 66,800 234,093
SDIC Capital Co., Ltd., Class A 55,300 61,177
SDIC Power Holdings Co.,
Ltd., Class A 39,400 72,267
Sealand Securities Co., Ltd.,
Class A 131,950 80,864
*Seazen Group, Ltd. 1,856,952 620,593
*Seazen Holdings Co., Ltd.,
Class A 66,800 169,900
*<S-Enjoy Service Group Co.,
Ltd. 234,000 15,730
Seres Group Co., Ltd., Class A 7,900 118,296
SF Holding Co., Ltd. 32,800 149,601
SF Holding Co., Ltd., Class A 108,479 585,209
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 89,800 56,066
Shaanxi Coal Industry Co.,
Ltd., Class A 255,700 819,558
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 139,400 72,595
*Shaanxi Heimao Coking Co.,
Ltd., Class A 100,300 66,085
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 190,650 259,455
Shandong Bohui Paper
Industrial Co., Ltd., Class A 96,700 103,777
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 38,488 94,181
Shandong Dawn Polymer Co.,
Ltd., Class A 13,500 56,728
Shandong Denghai Seeds Co.,
Ltd., Class A 38,300 62,205
Shandong Dongyue Silicone
Material Co., Ltd., Class A 37,700 66,329
ΩShandong Gold Mining Co.,
Ltd., Class H 242,750 1,375,740
*Shandong Haihua Co., Ltd.,
Class A 238,000 206,114
Shares Value
CHINA — (Continued)
Shandong Head Group Co.,
Ltd., Class A 24,700 $ 63,355
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 32,600 390,939
Shandong Hi-speed Co., Ltd.,
Class A 24,201 34,885
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 115,100 104,812
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 44,800 241,746
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 118,800 71,950
Shandong Humon Smelting
Co., Ltd., Class A 50,891 151,253
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 16,200 35,820
Shandong Jinjing Science &
Technology Co., Ltd., Class A 101,400 83,001
Shandong Linglong Tyre Co.,
Ltd., Class A 78,300 169,750
*Shandong Longda Meishi
Co., Ltd., Class A 56,600 34,686
Shandong Lukang Pharma 68,900 92,081
Shandong Nanshan Aluminum
Co., Ltd., Class A 245,700 259,439
Shandong Pharmaceutical
Glass Co., Ltd., Class A 34,700 102,084
Shandong Publishing & Media
Co., Ltd., Class A 13,600 17,980
Shandong Sun Paper Industry
JSC, Ltd., Class A 108,800 263,262
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 13,300 158,805
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,846,000 1,181,864
Shandong WIT Dyne Health
Co., Ltd., Class A 26,100 121,464
Shandong Xiantan Group Co.,
Ltd. 45,100 42,042
#Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 139,200 125,124
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 60,400 83,675
Shanghai Acrel Co., Ltd. 8,700 34,481
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 59,700 129,598
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 18,600 36,390
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 6,253 88,677
Shanghai AtHub Co., Ltd.,
Class A 33,795 182,653

143
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 41,600 $ 122,084
Shanghai Baolong Automotive
Corp., Class A 15,600 82,406
Shanghai Baosight Software
Co., Ltd., Class A 13,584 44,672
Shanghai Baosteel Packaging
Co., Ltd., Class A 83,600 72,881
Shanghai Belling Co., Ltd.,
Class A 11,700 55,291
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,671 36,390
Shanghai Bright Meat Group
Co., Ltd., Class A 78,300 74,681
Shanghai Chinafortune Co.,
Ltd., Class A 43,300 103,589
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 84,300 214,652
Shanghai Construction Group
Co., Ltd., Class A 488,484 209,412
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 79,664 116,780
Shanghai Datun Energy
Resources Co., Ltd., Class A 52,800 98,060
*Shanghai DZH, Ltd., Class A 17,800 32,495
*Shanghai Electric Group Co.,
Ltd., Class H 874,000 470,031
Shanghai Electric Power Co.,
Ltd., Class A 58,300 178,390
Shanghai Environment Group
Co., Ltd., Class A 60,360 74,502
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 35,600 41,893
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 32,100 42,946
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 199,000 520,325
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 67,000 446,112
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 79,000 32,876
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 9,000 65,668
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 10,416 43,904
*Shanghai Gench Education
Group, Ltd. 47,000 15,647
Shanghai Gentech Co., Ltd. 9,888 47,254
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 33,100 118,281
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 16,820 55,825
Shares Value
CHINA — (Continued)
Ω#*Shanghai Henlius Biotech,
Inc., Class H 22,900 $ 168,018
Shanghai Huace Navigation
Technology, Ltd., Class A 7,560 42,198
Shanghai Huafon Aluminium
Corp., Class A 51,900 196,660
Shanghai Huayi Group Co.,
Ltd., Class A 37,200 53,836
*Shanghai Industrial
Development Co., Ltd., Class
A 24,000 19,231
Shanghai Industrial Holdings,
Ltd. 276,000 529,403
*Shanghai Industrial Urban
Development Group, Ltd. 941,200 37,963
*Shanghai INT Medical
Instruments Co., Ltd., Class H 5,800 23,052
Shanghai International Airport
Co., Ltd., Class A 4,800 21,268
Shanghai Jahwa United Co.,
Ltd., Class A 22,200 66,811
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 59,600 233,468
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 25,200 38,282
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 44,500 40,010
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,900 24,287
Shanghai Liangxin Electrical
Co., Ltd., Class A 31,500 47,490
Shanghai Lingang Holdings
Corp., Ltd., Class A 56,100 94,747
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 17,100 20,172
Shanghai M&G Stationery,
Inc., Class A 26,900 107,115
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 37,100 144,903
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 5,358 73,248
*Shanghai Milkground Food
Tech Co., Ltd., Class A 11,100 36,455
Shanghai Moons' Electric Co.,
Ltd., Class A 7,400 74,220
*Shanghai New Power
Automotive Technology Co.,
Ltd. 50,000 65,527
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 452,200 689,038
Shanghai Pioneer Holding,
Ltd., Class A 106,000 30,946
Shanghai Pret Composites
Co., Ltd., Class A 38,700 100,490

144
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Pudong Construction
Co., Ltd., Class A 52,800 $ 59,626
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 182,200 263,158
Shanghai Putailai New Energy
Technology Group Co., Ltd. 24,500 97,664
Shanghai QiFan Cable Co.,
Ltd., Class A 21,300 64,164
Shanghai RAAS Blood
Products Co., Ltd., Class A 116,400 105,494
Shanghai Runda Medical
Technology Co., Ltd., Class A 34,500 79,310
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 42,800 33,679
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 64,100 98,022
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 8,600 96,364
*Shanghai Stonehill
Technology Co., Ltd., Class A 166,900 235,777
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 32,800 61,530
Shanghai Tunnel Engineering
Co., Ltd., Class A 129,000 126,007
Shanghai Vital Microtech Co.,
Ltd. 18,400 50,134
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,200 62,766
Shanghai Yaoji Technology
Co., Ltd., Class A 22,900 85,620
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 127,324 102,390
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 31,400 187,778
Shanghai Zhenhua Heavy
Industries Co., Ltd. 115,500 85,072
Shanghai Zhonggu Logistics
Co., Ltd., Class A 91,100 134,069
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 130,200 144,223
Shanjin International Gold Co.,
Ltd., Class A 82,600 413,992
Shannon Semiconductor
Technology Co., Ltd. 4,600 111,544
Shantou Wanshun New
Material Group Co., Ltd., Class
A 29,400 25,038
Shantui Construction
Machinery Co., Ltd., Class A 101,500 181,206
Shanxi Blue Flame Holding
Co., Ltd., Class A 65,700 77,219
Shanxi Coal International
Energy Group Co., Ltd., Class
A 131,700 213,712
Shares Value
CHINA — (Continued)
Shanxi Coking Co., Ltd., Class
A 175,100 $ 116,879
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 198,300 208,533
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 164,400 78,519
Shanxi Hi-speed Group Co.,
Ltd. 95,800 73,456
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 108,900 98,383
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 59,000 27,245
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 66,500 130,392
*Shanxi Meijin Energy Co.,
Ltd., Class A 158,500 115,376
Shanxi Securities Co., Ltd.,
Class A 102,300 89,036
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 154,800 116,468
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 10,400 255,852
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 55,900 45,998
*Shanying International
Holding Co., Ltd., Class A 288,500 68,480
Sharetronic Data Technology
Co., Ltd. 3,920 128,552
Shede Spirits Co., Ltd., Class
A 11,400 92,331
Shengda Resources Co., Ltd.,
Class A 9,700 85,149
Shenghe Resources Holding
Co., Ltd., Class A 15,500 60,271
Shengyi Technology Co., Ltd.,
Class A 10,800 107,125
Shenma Industry Co., Ltd. 57,500 75,191
Shennan Circuits Co., Ltd.,
Class A 12,698 426,719
ΩShenwan Hongyuan Group
Co., Ltd., Class H 669,600 268,365
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 6,496 65,509
Shenzhen Absen
Optoelectronic Co., Ltd. 45,000 127,206
Shenzhen Agricultural Power
Group Co., Ltd., Class A 65,600 91,445
Shenzhen Airport Co., Ltd.,
Class A 102,900 107,174
Shenzhen Aisidi Co., Ltd.,
Class A 50,300 92,622
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 66,600 132,696
Shenzhen Bingchuan Network
Co., Ltd. 17,200 86,528
Shenzhen Capchem
Technology Co., Ltd., Class A 19,100 139,198

145
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Center Power Tech
Co., Ltd., Class A 18,600 $ 53,836
Shenzhen Cereals Holdings
Co., Ltd., Class A 43,000 45,714
Shenzhen Changhong
Technology Co., Ltd., Class A 12,700 30,237
Shenzhen Click Technology
Co., Ltd., Class A 23,500 80,730
*Shenzhen Clou Electronics
Co., Ltd. 600 788
Shenzhen Colibri Technologies
Co., Ltd., Class A 14,200 46,392
Shenzhen Comix Group Co.,
Ltd., Class A 66,100 74,170
Shenzhen Das Intellitech Co.,
Ltd., Class A 71,100 29,151
Shenzhen Desay Battery
Technology Co., Class A 15,080 56,512
*Shenzhen Dynanonic Co.,
Ltd., Class A 13,500 80,402
Shenzhen Energy Group Co.,
Ltd., Class A 46,500 45,488
Shenzhen Envicool
Technology Co., Ltd., Class A 42,000 646,437
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 76,800 427,017
#Shenzhen Expressway Corp.,
Ltd., Class H 264,000 253,531
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 15,900 53,958
Shenzhen FRD Science &
Technology Co., Ltd., Class A 12,500 63,010
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 49,500 49,420
Shenzhen Gas Corp., Ltd.,
Class A 77,400 76,717
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 50,500 86,669
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 28,700 154,951
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 94,500 66,794
Shenzhen Honor Electronic
Co., Ltd. 1,100 39,493
Shenzhen Hopewind Electric
Co., Ltd. 25,100 107,458
Shenzhen Huaqiang Industry
Co., Ltd., Class A 15,400 58,022
Shenzhen Inovance
Technology Co., Ltd., Class A 9,900 106,288
Shenzhen International
Holdings, Ltd. 1,067,409 1,230,096
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 43,000 10,296
#*Shenzhen Investment, Ltd. 1,893,142 210,896
Shares Value
CHINA — (Continued)
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 14,100 $ 20,771
*Shenzhen Jinjia Group Co.,
Ltd., Class A 103,000 59,270
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 43,600 44,470
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 32,800 73,751
Shenzhen Kedali Industry Co.,
Ltd., Class A 8,300 184,476
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 47,100 123,521
Shenzhen Kinwong Electronic
Co., Ltd., Class A 26,900 248,092
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 11,300 91,326
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 48,600 82,989
Shenzhen Leaguer Co., Ltd.,
Class A 96,400 150,744
Shenzhen Lifotronic
Technology Co., Ltd. 23,607 46,662
Shenzhen Megmeet Electrical
Co., Ltd., Class A 9,900 181,129
Shenzhen Microgate
Technology Co., Ltd., Class A 77,100 135,981
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 9,500 258,652
Shenzhen MTC Co., Ltd.,
Class A 176,600 246,178
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 84,800 45,015
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 11,400 88,362
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 189,600 82,645
Shenzhen Noposin Crop
Science Co., Ltd., Class A 82,200 136,817
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 298,600 117,699
#Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 479,500 101,307
Shenzhen Qingyi Photomask,
Ltd. 6,267 27,552
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 5,200 35,092
Shenzhen SC New Energy
Technology Corp., Class A 17,500 346,662
Shenzhen SED Industry Co.,
Ltd., Class A 11,700 35,026
Shenzhen SEG Co., Ltd.,
Class A 25,100 32,570

146
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Senior Technology
Material Co., Ltd., Class A 78,400 $ 155,981
Shenzhen Sinexcel Electric
Co., Ltd. 20,500 111,947
Shenzhen Sunlord Electronics
Co., Ltd., Class A 10,300 58,380
Shenzhen Sunway
Communication Co., Ltd.,
Class A 21,500 247,529
Shenzhen Tagen Group Co.,
Ltd., Class A 143,900 80,113
Shenzhen Topband Co., Ltd.,
Class A 67,200 124,321
Shenzhen Topraysolar Co.,
Ltd. 59,500 50,501
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 11,700 14,071
Shenzhen Transsion Holdings
Co., Ltd., Class A 22,205 185,689
Shenzhen United Winners
Laser Co., Ltd., Class A 16,216 69,214
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 10,300 40,096
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 45,000 174,723
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 82,000 54,027
Shenzhen Yinghe Technology
Co., Ltd., Class A 42,400 167,738
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 22,100 46,290
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 38,000 157,985
*Shenzhen Zhenye Group Co.,
Ltd., Class A 61,900 79,787
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 270,800 299,967
Shenzhou International Group
Holdings, Ltd. 567,300 4,525,499
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 7,200 69,149
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 21,095 60,815
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 23,400 59,145
Shinva Medical Instrument
Co., Ltd., Class A 22,930 51,591
*<Shouhang High-Tech
Energy Co., Ltd., Class A 216,300 2,178
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 78,200 100,010
Shui On Land, Ltd. 2,514,156 222,130
*Siasun Robot & Automation
Co., Ltd., Class A 12,800 32,003
Shares Value
CHINA — (Continued)
#Sichuan Baicha Baidao
Industrial Co., Ltd., Class H 59,400 $ 50,351
Sichuan Changhong Electric
Co., Ltd., Class A 14,700 20,640
*Sichuan Chengfei Integration
Technology Corp., Class A 15,700 81,580
Sichuan Chuantou Energy Co.,
Ltd., Class A 23,800 47,660
Sichuan Development Lomon
Co., Ltd., Class A 53,700 95,251
Sichuan EM Technology Co.,
Ltd., Class A 35,200 143,913
#Sichuan Expressway Co.,
Ltd., Class H 266,000 190,397
Sichuan Furong Technology
Co., Ltd., Class A 22,594 33,251
*Sichuan Haite High-tech Co.,
Ltd., Class A 34,300 60,347
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 285,200 103,802
*Sichuan Hexie Shuangma
Co., Ltd., Class A 17,100 66,468
*Sichuan Hongda Co., Ltd. 39,800 93,097
Sichuan Injet Electric Co., Ltd.,
Class A 9,100 75,313
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 7,540 21,477
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 37,100 165,184
*Sichuan Lutianhua Co., Ltd.,
Class A 92,500 63,740
Sichuan New Energy Power
Co., Ltd., Class A 85,700 153,245
Sichuan Road and Bridge
Group Co., Ltd., Class A 212,860 297,336
Sichuan Swellfun Co., Ltd.,
Class A 18,500 110,926
Sichuan Teway Food Group
Co., Ltd., Class A 65,200 124,091
Sichuan Yahua Industrial
Group Co., Ltd., Class A 50,700 180,152
#Sihuan Pharmaceutical
Holdings Group, Ltd. 2,693,000 544,828
SIIC Environment Holdings,
Ltd. 499,200 70,809
SIIC Environment Holdings,
Ltd., Class F 169,000 23,371
ΩSimcere Pharmaceutical
Group, Ltd. 604,000 904,101
Sineng Electric Co., Ltd., Class
A 24,780 132,183
Sino Wealth Electronic, Ltd.,
Class A 5,900 27,822
Sinocare, Inc., Class A 19,700 49,737
*Sinochem International Corp.,
Class A 250,900 168,559
Sinofert Holdings, Ltd. 2,226,000 484,551
Sinofibers Technology Co.,
Ltd., Class A 14,800 94,404

147
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Sinolink Securities Co., Ltd.,
Class A 50,300 $ 67,440
Sinoma International
Engineering Co., Class A 127,200 208,972
Sinoma Science & Technology
Co., Ltd., Class A 95,800 590,955
Sinomach Automobile Co.,
Ltd., Class A 83,300 79,210
*Sinomach Heavy Equipment
Group Co., Ltd. 163,400 120,353
Sinomach Precision Industry
Group Co., Ltd. 21,000 135,916
Sinomine Resource Group
Co., Ltd., Class A 15,900 195,568
Sinopec Engineering Group
Co., Ltd., Class H 1,243,000 1,184,158
*Sinopec Oilfield Equipment
Corp., Class A 39,300 45,794
#*Sinopec Oilfield Service
Corp., Class H 1,902,000 236,237
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,150,000 437,725
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 7,621 39,677
Sinopharm Group Co., Ltd.,
Class H 1,090,400 2,915,291
Sino-Platinum Metals Co., Ltd.,
Class A 30,590 103,635
Sinoseal Holding Co., Ltd.,
Class A 13,400 72,385
Sinosoft Co., Ltd., Class A 17,500 49,268
Sinosteel Engineering &
Technology Co., Ltd., Class A 65,000 64,520
Sinosteel New Materials Co.,
Ltd., Class A 11,500 17,950
Sinotrans, Ltd., Class H 1,319,000 874,863
Sinotruk Jinan Truck Co., Ltd.,
Class A 71,660 195,147
Skshu Paint Co., Ltd., Class A 8,344 68,252
Skyworth Digital Co., Ltd.,
Class A 36,700 61,349
*Skyworth Group, Ltd. 40,000 36,467
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 53,900 166,942
ΩSmoore International
Holdings, Ltd. 599,000 868,238
Snowsky Salt Industry Group
Co., Ltd., Class A 81,900 72,930
*SOHO China, Ltd. 1,344,000 91,210
Solareast Holdings Co., Ltd.,
Class A 60,800 84,492
Songcheng Performance
Development Co., Ltd., Class
A 108,000 132,528
Sonoscape Medical Corp.,
Class A 9,500 37,925
SooChow Securities Co., Ltd.,
Class A 71,012 97,764
Shares Value
CHINA — (Continued)
*South Manganese
Investment, Ltd. 361,000 $ 21,032
Southern Publishing & Media
Co., Ltd. 40,300 87,542
Southwest Securities Co., Ltd.,
Class A 161,700 106,539
SPIC Green Energy Co., Ltd.,
Class A 104,900 102,315
*SPIC Hydropower Co., Ltd.,
Class A 141,700 272,339
Spring Airlines Co., Ltd., Class
A 22,300 180,388
#SSY Group, Ltd. 1,231,042 466,584
Stanley Agricultural Group Co.,
Ltd., Class A 65,900 108,264
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 128,700 137,378
StarPower Semiconductor,
Ltd., Class A 4,980 79,250
State Grid Information &
Communication Co., Ltd.,
Class A 58,900 164,381
STO Express Co., Ltd., Class
A 104,200 192,771
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 8,900 31,727
Sumavision Technologies Co.,
Ltd., Class A 64,600 56,131
Sumec Corp., Ltd., Class A 91,800 154,248
Sun Art Retail Group, Ltd. 1,965,500 387,578
*Sun King Technology Group,
Ltd. 822,000 201,035
Sunflower Pharmaceutical
Group Co., Ltd., Class A 25,400 51,448
Sungrow Power Supply Co.,
Ltd., Class A 15,940 346,258
Suning Universal Co., Ltd.,
Class A 195,600 65,844
Sunny Optical Technology
Group Co., Ltd. 603,800 4,839,863
Sunresin New Materials Co.,
Ltd., Class A 13,050 126,083
Sunrise Group Co., Ltd., Class
A 86,000 81,159
#*Sunshine Lake Pharma Co.,
Ltd., Class H 39,858 217,314
Sunstone Development Co.,
Ltd., Class A 38,600 154,260
Suntak Technology Co., Ltd.,
Class A 66,100 141,494
Sunward Intelligent Equipment
Co., Ltd., Class A 76,550 126,201
Sunwoda Electronic Co., Ltd.,
Class A 67,500 227,515
Suofeiya Home Collection Co.,
Ltd., Class A 54,600 116,720
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 71,690

148
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 88,000 $ 979,339
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 168,700 90,523
Suzhou Good-Ark Electronics
Co., Ltd., Class A 26,700 41,099
Suzhou Maxwell Technologies
Co., Ltd., Class A 1,500 67,006
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 120,700 120,677
Suzhou Secote Precision
Electronic Co., Ltd., Class A 16,520 120,490
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 19,800 40,874
Suzhou Sushi Testing Group
Co., Ltd., Class A 36,500 96,037
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 11,564 413,282
Suzhou TZTEK Technology
Co., Ltd. 3,902 47,500
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 2,431 30,817
*SVG Optronics Co., Ltd. 6,500 45,445
Symphony Holdings, Ltd. 520,000 95,215
*SYoung Group Co., Ltd.,
Class A 35,700 117,146
T&S Communications Co.,
Ltd., Class A 300 5,399
Taiji Computer Corp., Ltd.,
Class A 17,200 59,855
*Taiyuan Heavy Industry Co.,
Ltd., Class A 110,100 38,647
*Tangrenshen Group Co., Ltd.,
Class A 95,600 61,338
TangShan Port Group Co.,
Ltd., Class A 247,448 152,357
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 169,300 199,712
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 12,000 45,919
*Tanwan, Inc. 65,800 149,804
Tasly Pharmaceutical Group
Co., Ltd., Class A 34,900 75,812
Tayho Advanced Materials
Group Co., Ltd., Class A 42,600 80,036
TBEA Co., Ltd., Class A 74,450 291,318
TCL Electronics Holdings, Ltd. 633,000 973,447
TCL Technology Group Corp.,
Class A 360,200 251,316
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 71,200 96,384
TDG Holdings Co., Ltd. 94,300 183,952
Telling Telecommunication
Holding Co., Ltd., Class A 21,500 32,321
Ten Pao Group Holdings, Ltd. 252,000 90,027
Tencent Holdings, Ltd. 958,300 74,360,065
Shares Value
CHINA — (Continued)
Tencent Music Entertainment
Group, ADR 196,975 $ 3,305,240
Tencent Music Entertainment
Group, Class A 1,300 10,903
Three Squirrels, Inc., Class A 15,600 53,501
Three's Co. Media Group Co.,
Ltd., Class A 9,661 57,066
Thunder Software Technology
Co., Ltd., Class A 9,200 99,606
Tian An China Investment Co.,
Ltd. 155,000 90,900
Tian Di Science & Technology
Co., Ltd., Class A 207,100 179,652
Tian Lun Gas Holdings, Ltd. 48,000 18,008
Tiande Chemical Holdings,
Ltd. 40,000 8,451
*Tianfeng Securities Co., Ltd.,
Class A 91,600 54,423
#Tiangong International Co.,
Ltd. 920,000 402,884
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 15,100 42,859
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 146,000 81,696
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 151,700 79,218
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 4,500 28,840
Tianjin Port Co., Ltd., Class A 22,800 15,842
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 22,300 63,904
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 103,200 67,105
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 90,900 82,906
*Tianma Microelectronics Co.,
Ltd., Class A 155,000 216,291
Tianneng Battery Group Co.,
Ltd. 20,077 97,882
#*Tianqi Lithium Corp. 90,600 573,319
Tianrun Industry Technology
Co., Ltd., Class A 34,400 36,620
Tianshan Aluminum Group
Co., Ltd., Class A 235,700 639,153
*TianShan Material Co., Ltd.,
Class A 60,200 49,017
Tianshui Huatian Technology
Co., Ltd., Class A 64,300 140,324
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 11,000 37,884
Tibet Huayu Mining Co., Ltd.,
Class A 25,200 124,454
Tibet Mineral Development
Co., Ltd., Class A 9,200 35,721

149
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 14,900 $ 90,884
#Time Interconnect
Technology, Ltd. 344,000 682,741
Tinergy Chemical Co., Ltd.,
Class A 102,900 77,420
Tingyi Cayman Islands Holding
Corp. 1,574,000 2,390,315
Titan Wind Energy Suzhou
Co., Ltd., Class A 76,700 86,837
TKD Science and Technology
Co., Ltd., Class A 12,000 27,776
Tofflon Science & Technology
Group Co., Ltd., Class A 42,400 100,399
Toly Bread Co., Ltd., Class A 99,444 78,539
Tomson Group, Ltd. 321,242 109,827
#Tong Ren Tang Technologies
Co., Ltd., Class H 411,000 226,295
Tongcheng Travel Holdings,
Ltd. 1,114,000 3,315,026
*Tongding Interconnection
Information Co., Ltd., Class A 36,600 41,332
TongFu Microelectronics Co.,
Ltd., Class A 63,400 474,818
Tongguan Gold Group, Ltd. 836,000 363,958
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 87,100 113,397
Tongkun Group Co., Ltd.,
Class A 36,100 113,577
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 79,800 158,881
Tongling Nonferrous Metals
Group Co., Ltd., Class A 407,400 484,686
*Tongwei Co., Ltd., Class A 34,300 89,805
Tongyu Heavy Industry Co.,
Ltd., Class A 330,200 142,031
Topchoice Medical Corp.,
Class A 17,482 115,687
Topsec Technologies Group,
Inc., Class A 69,200 87,206
ΩTopsports International
Holdings, Ltd. 1,713,000 620,740
Toread Holdings Group Co.,
Ltd., Class A 16,000 31,373
#*Towngas Smart Energy Co.,
Ltd. 405,587 190,597
*TPV Technology Co., Ltd.,
Class A 149,400 54,806
TravelSky Technology, Ltd.,
Class H 376,471 512,425
*Trigiant Group, Ltd., Class A 58,000 5,124
*Trina Solar Co., Ltd., Class A 33,673 90,827
Trip.com Group, Ltd. 98,750 6,092,135
Trip.com Group, Ltd.,
Sponsored ADR 43,516 2,670,577
#*Triumph New Energy Co.,
Ltd., Class H 58,000 28,370
Triumph Science &
Technology Co., Ltd., Class A 15,900 33,258
Shares Value
CHINA — (Continued)
*TRS Information Technology
Corp., Ltd., Class A 10,600 $ 34,935
*Truking Technology, Ltd.,
Class A 38,400 61,484
*Tsinghua Tongfang Co., Ltd.,
Class A 32,900 44,158
Tsingtao Brewery Co., Ltd.,
Class H 532,000 3,370,598
TSP Wind Power Group Co.,
Ltd. 211,900 417,319
Ω*Tuhu Car, Inc., Class A 40,500 80,744
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 368,400 –
Tungkong, Inc., Class A 20,400 34,043
*Ucloudlink Group, Inc., ADR 5,362 8,204
*Uni-Bio Science Group, Ltd. 640,000 9,096
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 2,600 31,460
Unilumin Group Co., Ltd.,
Class A 72,700 81,890
#Uni-President China
Holdings, Ltd. 1,094,400 1,105,653
Unisplendour Corp., Ltd.,
Class A 15,700 56,509
#United Energy Group, Ltd. 802,000 65,723
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 49,200 239,796
*UTour Group Co., Ltd., Class
A 50,800 59,341
V V Food & Beverage Co.,
Ltd., Class A 148,500 80,965
Valiant Co., Ltd., Class A 41,900 103,013
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 15,100 36,581
Vatti Corp., Ltd., Class A 43,500 39,424
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 12,300 45,652
Ω*Venus MedTech Hangzhou,
Inc., Class H 12,000 4,379
*Venustech Group, Inc., Class
A 21,600 44,093
Victory Giant Technology
Huizhou Co., Ltd., Class A 43,900 1,672,182
Viomi Technology Co., Ltd.,
ADR 2,274 3,024
Vipshop Holdings, Ltd.,
Sponsored ADR 281,489 4,816,277
*Visionox Technology, Inc.,
Class A 23,100 28,878
Visual China Group Co., Ltd.,
Class A 28,800 109,171
Ω*Viva Biotech Holdings 890,000 291,740
#*Vnet Group, Inc., Sponsored
ADR 121,734 1,281,859
Walvax Biotechnology Co.,
Ltd., Class A 46,400 84,305

150
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Wanda Film Holding Co., Ltd.,
Class A 43,400 $ 73,922
Wangfujing Group Co., Ltd.,
Class A 3,900 8,135
Wangneng Environment Co.,
Ltd., Class A 32,800 79,649
Wangsu Science &
Technology Co., Ltd., Class A 24,700 58,843
Wanguo Gold Group, Ltd. 1,064,000 1,696,198
Wanhua Chemical Group Co.,
Ltd., Class A 70,600 893,456
Want Want China Holdings,
Ltd. 3,838,000 2,319,597
Wanxiang Qianchao Co., Ltd.,
Class A 52,800 130,874
Warom Technology, Inc. Co. 22,400 63,063
Wasion Holdings, Ltd. 374,000 1,149,340
Wasu Media Holding Co., Ltd.,
Class A 86,000 107,758
Weichai Power Co., Ltd., Class
H 1,299,880 4,430,747
Weifu High-Technology Group
Co., Ltd., Class A 15,900 48,972
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 15,100 22,809
Weihai Guangwei Composites
Co., Ltd., Class A 27,240 156,473
Weilong Delicious Global
Holdings, Ltd. 238,000 374,537
Ω#*Weimob, Inc. 731,000 226,516
Wellhope Foods Co., Ltd.,
Class A 60,700 65,404
Wencan Group Co., Ltd.,
Class A 16,400 48,672
Wens Foodstuff Group Co.,
Ltd., Class A 86,400 193,898
Wenzhou Yihua Connector
Co., Ltd., Class A 4,700 35,497
#West China Cement, Ltd. 1,948,000 935,375
Western Metal Materials Co.,
Ltd. 11,600 82,153
Western Mining Co., Ltd.,
Class A 98,700 505,477
Western Region Gold Co.,
Ltd., Class A 23,400 150,540
Western Securities Co., Ltd.,
Class A 60,500 69,714
Willfar Information Technology
Co., Ltd. 15,519 91,489
Winall Hi-Tech Seed Co., Ltd.,
Class A 13,132 19,685
Windey Energy Technology
Group Co., Ltd., Class A 30,900 86,504
*Wingtech Technology Co.,
Ltd., Class A 16,500 93,522
Winner Medical Co., Ltd.,
Class A 11,383 57,969
Winning Health Technology
Group Co., Ltd., Class A 65,600 104,280
Shares Value
CHINA — (Continued)
Wolong Electric Group Co.,
Ltd., Class A 48,000 $ 303,414
*World Union Group, Inc.,
Class A 124,700 48,615
Wuchan Zhongda Group Co.,
Ltd., Class A 189,700 159,646
Wuhan DR Laser Technology
Corp., Ltd., Class A 11,000 139,175
Wuhan East Lake High
Technology Group Co., Ltd. 36,200 57,284
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 23,100 42,769
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 1,800 34,300
*Wuhan P&S Information
Technology Co., Ltd., Class A 72,800 116,144
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 7,500 32,983
Wuhu Token Science Co.,
Ltd., Class A 74,700 68,238
Wuliangye Yibin Co., Ltd.,
Class A 55,000 830,780
Wuling Motors Holdings, Ltd.,
Class A 320,000 21,307
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,200 654,223
Wushang Group Co., Ltd.,
Class A 36,408 55,466
ΩWuXi AppTec Co., Ltd.,
Class H 204,580 2,912,954
Wuxi Autowell Technology
Co., Ltd., Class A 13,485 184,293
Wuxi Best Precision Machinery
Co., Ltd. 9,000 31,539
Ω*Wuxi Biologics Cayman, Inc. 1,398,000 6,623,302
Wuxi Boton Technology Co.,
Ltd., Class A 9,000 29,947
Wuxi Chipown Micro-
Electronics, Ltd. 3,540 37,471
Wuxi DK Electronic Materials
Co., Ltd. 6,400 99,812
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 29,000 87,609
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 20,800 172,683
Wuxi Longsheng Technology
Co., Ltd. 10,100 75,482
Wuxi NCE Power Co., Ltd.,
Class A 6,160 40,826
Wuxi Paike New Materials
Technology Co., Ltd., Class A 3,900 61,188
Wuxi Rural Commercial Bank
Co., Ltd. 71,300 60,517
Wuxi Taiji Industry, Ltd. Co.,
Class A 111,300 179,648
*WuXi XDC Cayman, Inc. 26,500 213,094
Wuxi Xinje Electric Co., Ltd.,
Class A 4,400 34,877

151
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Wuzhou Special Paper Group
Co., Ltd. 16,800 $ 34,125
XCMG Construction Machinery
Co., Ltd., Class A 232,900 359,839
XD, Inc. 83,000 913,460
XGD, Inc., Class A 24,400 93,370
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 892,500 87,996
Xiamen Amoytop Biotech Co.,
Ltd. 5,653 61,797
Xiamen Bank Co., Ltd., Class
A 134,100 135,039
Xiamen C & D, Inc., Class A 61,000 83,717
Xiamen Changelight Co., Ltd.,
Class A 23,700 130,002
Xiamen Faratronic Co., Ltd.,
Class A 9,800 153,232
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 5,900 26,430
Xiamen International Airport
Co., Ltd., Class A 18,000 47,568
Xiamen Intretech, Inc., Class A 25,100 72,361
Xiamen ITG Group Corp., Ltd.,
Class A 118,700 119,361
Xiamen Jihong Technology
Co., Ltd., Class A 47,600 135,926
Xiamen Kingdomway Group
Co., Class A 30,900 84,548
Xiamen Port Development Co.,
Ltd., Class A 36,400 66,241
Xiamen Tungsten Co., Ltd.,
Class A 44,300 360,388
Xiamen Xiangyu Co., Ltd.,
Class A 110,400 134,996
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 2,815 45,125
*Xian International Medical
Investment Co., Ltd., Class A 26,200 18,431
Xi'an Manareco New Materials
Co., Ltd. 51,422 374,238
Xi'An Shaangu Power Co.,
Ltd., Class A 57,300 87,871
Xi'an Triangle Defense Co.,
Ltd., Class A 12,200 66,868
Xiandai Investment Co., Ltd.,
Class A 83,000 51,104
*Xiangcai Co., Ltd., Class A 48,300 76,362
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 27,000 55,544
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 49,100 98,959
Xianhe Co., Ltd., Class A 24,500 86,527
Ω*Xiaomi Corp., Class B 2,758,400 12,538,663
Xinfengming Group Co., Ltd.,
Class A 129,200 387,899
Shares Value
CHINA — (Continued)
Xingfa Aluminium Holdings,
Ltd., Class A 60,000 $ 58,235
Xinhuanet Co., Ltd., Class A 18,590 66,858
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 28,000 65,737
Xinjiang Joinworld Co., Ltd.,
Class A 96,370 126,020
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 25,200 16,640
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 20,100 88,539
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 563,000 200,410
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 59,900 76,089
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 135,600 136,745
*Xinte Energy Co., Ltd., Class
H 207,200 201,902
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 139,900 146,314
Xinxiang Richful Lube Additive
Co., Ltd., Class A 8,900 77,448
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 190,675 138,522
#Xinyi Energy Holdings, Ltd. 1,052,671 163,096
#Xinyi Solar Holdings, Ltd. 4,259,340 1,843,422
*Xinzhi Group Co., Ltd., Class
A 20,900 77,511
*Xizang Tianlu Co., Ltd., Class
A 24,600 38,220
Xizang Zhufeng Resources
Co., Ltd., Class A 83,000 226,028
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 28,800 70,599
*XPeng, Inc., Class A 296,700 2,722,071
Xtep International Holdings,
Ltd. 1,274,944 839,112
Xuji Electric Co., Ltd., Class A 31,500 135,175
ΩYadea Group Holdings, Ltd. 1,052,300 1,487,559
Yangling Metron New Material,
Inc., Class A 42,000 102,231
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 72,500 777,015
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 15,500 193,547
Yankershop Food Co., Ltd.,
Class A 13,930 136,288
Yankuang Energy Group Co.,
Ltd., Class H 2,537,400 3,707,151
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 18,700 56,412
Yantai China Pet Foods Co.,
Ltd., Class A 12,900 92,213

152
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 27,800 $ 55,070
Yantai Eddie Precision
Machinery Co., Ltd., Class A 38,100 121,459
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 31,700 402,446
YanTai Shuangta Food Co.,
Ltd., Class A 68,100 51,041
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 34,700 87,308
YD Electronic Technology Co.,
Ltd., Class A 7,200 65,617
#*Yeahka, Ltd. 190,000 194,386
Yealink Network Technology
Corp., Ltd., Class A 16,600 91,629
*Yechiu Metal Recycling
China, Ltd., Class A 243,200 161,287
YGSOFT, Inc., Class A 27,360 25,387
*Yibin Tianyuan Group Co.,
Ltd., Class A 108,300 94,258
Yifan Pharmaceutical Co., Ltd.,
Class A 37,900 66,299
Yifeng Pharmacy Chain Co.,
Ltd., Class A 39,476 135,670
Yihai International Holding,
Ltd. 443,000 833,848
Yinbang Clad Material Co.,
Ltd., Class A 15,000 32,368
Yindu Kitchen Equipment Co.,
Ltd. 29,625 68,785
Yixintang Pharmaceutical
Group Co., Ltd., Class A 50,100 101,334
Yizumi Holdings Co., Ltd.,
Class A 29,300 108,706
Yonfer Agricultural Technology
Co., Ltd., Class A 91,900 231,360
*Yonghui Superstores Co.,
Ltd., Class A 30,900 19,559
Yongjin Technology Group
Co., Ltd. 26,600 73,701
YongXing Special Materials
Technology Co., Ltd., Class A 17,300 124,810
*Yonyou Network Technology
Co., Ltd., Class A 13,900 30,354
Yotrio Group Co., Ltd., Class A 190,600 103,919
*Youcare Pharmaceutical
Group Co., Ltd. 6,923 24,161
#*Youdao, Inc., ADR 13,394 139,298
Youngor Fashion Co., Ltd.,
Class A 88,900 93,999
Youngy Co., Ltd., Class A 13,200 103,738
*Youzu Interactive Co., Ltd.,
Class A 29,100 50,612
YTO Express Group Co., Ltd.,
Class A 81,600 198,151
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 25,678 38,824
Yuexiu Property Co., Ltd. 1,122,344 655,325
Shares Value
CHINA — (Continued)
Yuexiu Transport
Infrastructure, Ltd. 358,639 $ 217,212
Yueyang Forest & Paper Co.,
Ltd., Class A 128,600 106,191
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 14,600 35,916
Yum China Holdings, Inc. 69,123 3,416,059
Yum China Holdings, Inc. 146,600 7,302,124
YUNDA Holding Group Co.,
Ltd., Class A 181,000 178,623
Yunnan Aluminium Co., Ltd.,
Class A 87,700 424,414
Yunnan Baiyao Group Co.,
Ltd., Class A 9,520 76,159
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 168,600 238,179
Yunnan Copper Co., Ltd.,
Class A 71,800 273,925
Yunnan Energy Investment
Co., Ltd., Class A 37,800 63,895
*Yunnan Energy New Material
Group Co., Ltd., Class A 16,000 117,365
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 12,900 65,212
Yunnan Nantian Electronics
Information Co., Ltd. 12,700 30,858
Yunnan Tin Co., Ltd., Class A 83,300 477,178
Yunnan Yuntianhua Co., Ltd.,
Class A 71,100 390,619
Yusys Technologies Co., Ltd.,
Class A 33,400 108,253
Yutong Bus Co., Ltd., Class A 71,900 319,611
Yutong Heavy Industries Co.,
Ltd. 63,000 112,110
*Zai Lab, Ltd. 202,500 340,452
*Zai Lab, Ltd., Sponsored ADR 2,911 48,323
Zangge Mining Co., Ltd., Class
A 8,400 104,286
ZBOM Home Collection Co.,
Ltd., Class A 33,747 47,577
ZCZL Industrial Technology
Group Co., Ltd., Class H 243,000 686,400
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 4,200 96,914
Zhaojin Mining Industry Co.,
Ltd., Class H 1,117,500 5,179,905
Zhefu Holding Group Co., Ltd.,
Class A 202,500 141,578
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 44,800 109,240
*Zhejiang Century Huatong
Group Co., Ltd., Class A 109,500 311,268
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,700 351,479
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 1,700 19,550

153
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang China Commodities
City Group Co., Ltd., Class A 174,300 $ 403,448
Zhejiang Chint Electrics Co.,
Ltd., Class A 56,800 238,842
Zhejiang Communications
Technology Co., Ltd., Class A 124,240 74,173
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 97,000 62,934
Zhejiang Crystal-Optech Co.,
Ltd., Class A 91,800 314,703
Zhejiang Dafeng Industry Co.,
Ltd. 58,200 121,234
Zhejiang Dahua Technology
Co., Ltd., Class A 24,500 66,825
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 36,100 80,340
Zhejiang Dingli Machinery Co.,
Ltd., Class A 12,900 104,294
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 57,000 103,319
Zhejiang Expressway Co.,
Ltd., Class H 626,800 591,510
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 26,000 66,764
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 28,600 41,966
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 105,300 108,764
Zhejiang Hailiang Co., Ltd.,
Class A 63,100 132,621
Zhejiang Hailide New Material
Co., Ltd., Class A 126,200 134,346
Zhejiang HangKe Technology,
Inc. Co., Class A 22,517 97,825
Zhejiang Hangmin Co., Ltd.,
Class A 67,100 73,651
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 49,900 45,440
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 94,700 143,045
Zhejiang Huace Film &
Television Co., Ltd., Class A 36,800 49,075
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 62,810 142,042
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 9,700 22,564
Zhejiang Huangma
Technology Co., Ltd. 92,000 221,156
*Zhejiang Huatong Meat
Products Co., Ltd. 37,900 54,577
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 34,800 360,451
Shares Value
CHINA — (Continued)
Zhejiang International Group
Co., Ltd. 39,900 $ 71,692
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 98,700 167,830
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 18,900 101,388
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 7,800 42,718
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 9,200 27,251
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 35,300 226,081
Zhejiang Jingu Co., Ltd., Class
A 42,400 73,134
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 58,260 142,228
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 28,800 139,333
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 45,600 119,653
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 53,000 129,997
Zhejiang Juhua Co., Ltd.,
Class A 22,600 127,902
Zhejiang Lante Optics Co., Ltd. 17,188 113,617
Zhejiang Longsheng Group
Co., Ltd., Class A 83,700 183,263
Zhejiang Medicine Co., Ltd.,
Class A 95,700 205,682
Zhejiang Meida Industrial Co.,
Ltd., Class A 22,500 29,099
*Zhejiang Narada Power
Source Co., Ltd., Class A 46,200 99,162
Zhejiang NHU Co., Ltd., Class
A 133,600 535,453
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 24,700 55,609
Zhejiang Runtu Co., Ltd.,
Class A 81,000 146,705
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 16,900 123,845
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 13,200 131,292
Zhejiang Semir Garment Co.,
Ltd., Class A 90,900 72,445
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 19,100 14,975
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 4,900 29,275
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 19,232 68,448
Zhejiang Southeast Space
Frame Co., Ltd., Class A 76,500 66,031

154
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,500 $ 55,108
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 33,200 31,665
Zhejiang Supor Co., Ltd.,
Class A 6,200 38,504
Zhejiang Taihua New Material
Group Co., Ltd., Class A 59,500 79,433
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 32,800 29,208
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 20,700 77,424
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 155,400 344,052
Zhejiang Wanliyang Co., Ltd.,
Class A 60,800 86,766
Zhejiang Wanma Co., Ltd.,
Class A 31,600 75,689
Zhejiang Wansheng Co., Ltd.,
Class A 21,200 36,994
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 22,704 89,950
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 72,506 108,999
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 84,508 151,357
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 24,300 99,629
Zhejiang XCC Group Co., Ltd. 10,200 111,284
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 76,400 100,895
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 68,400 126,935
Zhejiang Xinao Textiles, Inc. 46,500 61,944
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 12,900 53,465
Zhejiang Yasha Decoration
Co., Ltd., Class A 101,500 61,473
Zhejiang Yinlun Machinery
Co., Ltd., Class A 47,500 252,079
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,500 26,827
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 30,100 123,582
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 6,360 47,860
Zhende Medical Co., Ltd.,
Class A 12,800 126,632
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 75,300 57,629
*Zhewen Interactive Group
Co., Ltd., Class A 70,200 132,396
Shares Value
CHINA — (Continued)
*Zhong An Group, Ltd. 1,718,000 $ 27,938
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 776,200 1,653,837
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 68,200 101,545
Zhongji Innolight Co., Ltd.,
Class A 17,920 1,673,080
Zhongjin Gold Corp., Ltd.,
Class A 122,175 648,549
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 37,900 189,137
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 93,400 142,425
Zhongsheng Group Holdings,
Ltd. 656,000 978,578
Zhongtai Securities Co., Ltd.,
Class A 82,600 75,930
*<Zhongtian Financial Group
Co., Ltd., Class A 226,243 –
Zhongtong Bus Holding Co.,
Ltd., Class A 45,000 74,835
#Zhongyu Energy Holdings,
Ltd. 288,666 105,343
Ω#Zhongyuan Bank Co., Ltd.,
Class H 283,000 11,958
Zhongyuan Environment-
Protection Co., Ltd., Class A 59,900 74,624
Ω#Zhou Hei Ya International
Holdings Co., Ltd. 812,500 170,621
Zhuhai Huafa Properties Co.,
Ltd., Class A 115,900 71,028
Zhuzhou CRRC Times Electric
Co., Ltd. 291,700 1,594,140
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 14,700 105,228
Zhuzhou Kibing Group Co.,
Ltd., Class A 156,600 157,922
*Zhuzhou Smelter Group Co.,
Ltd. 57,700 190,333
Zhuzhou Times New Material
Technology Co., Ltd., Class A 68,600 144,181
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 111,100 94,297
Zijin Mining Group Co., Ltd.,
Class H 1,905,000 10,220,559
ZJAMP Group Co., Ltd., Class
A 62,100 97,555
ZJMI Environmental Energy
Co., Ltd., Class A 30,300 59,891
#*Zonqing Environmental, Ltd. 68,000 11,580
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,016,800 1,141,828
#ZTE Corp., Class H 329,000 1,193,882
ZTO Express Cayman, Inc. 265,850 5,909,518
ZTO Express Cayman, Inc.,
Sponsored ADR 51,064 1,119,834

155
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
ZWSOFT Co., Ltd., Class A 3,381 $ 33,648
TOTAL CHINA 967,247,974
COLOMBIA — (0.0%)
Celsia SA 93,961 134,686
Cementos Argos SA 183,631 691,580
*Corp Financiera Colombiana
SA 34,746 191,269
Grupo Argos SA 90,848 463,953
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 18,685 89,875
Grupo Cibest SA 23,302 530,234
Grupo Cibest SA, ADR 6,035 492,758
Grupo de Inversiones
Suramericana SA 33,051 562,928
Grupo Energia Bogota SA ESP 171,584 153,136
Interconexion Electrica SA
ESP 44,387 366,511
Mineros SA 67,303 351,780
Organizacion Terpel SA 11,524 62,306
Promigas SA ESP 19,637 36,817
TOTAL COLOMBIA 4,127,833
CZECHIA — (0.0%)
CEZ A/S 21,963 1,268,029
Komercni Banka A/S 16,285 991,163
ΩMoneta Money Bank A/S 89,123 897,521
Philip Morris CR A/S 148 145,789
TOTAL CZECHIA 3,302,502
DENMARK — (1.4%)
AL Sydbank 53,314 4,853,908
*ALK-Abello A/S 84,416 2,791,812
Alm Brand A/S 587,433 1,633,006
Ambu A/S, Class B 106,720 1,446,803
AP Moller - Maersk A/S, Class
A 628 1,547,690
#AP Moller - Maersk A/S,
Class B 1,072 2,669,241
*Bang & Olufsen A/S 82,111 152,522
*Bavarian Nordic A/S 54,647 1,671,481
#Carlsberg A/S, Class B 55,428 7,532,034
#cBrain A/S 3,187 41,277
Chemometec A/S 5,442 528,404
Coloplast A/S, Class B 24,632 2,103,287
Columbus A/S 42,050 66,854
D/S Norden A/S 16,630 754,512
Danske Bank A/S 154,567 7,916,474
#*Demant A/S 65,849 2,312,037
*DFDS A/S 25,345 399,120
DSV A/S 39,177 11,040,609
FLSmidth & Co. A/S 33,041 2,850,268
Foroya Banki P/F 2,055 99,522
*Genmab A/S 23,784 7,661,258
#*Genmab A/S, Class S, ADR 1,020 33,282
#*GN Store Nord A/S 108,670 1,922,482
#GronlandsBANKEN A/S 234 43,615
H Lundbeck A/S, Class A 189,210 1,269,599
H Lundbeck A/S, Class A 37,500 220,142
Shares Value
DENMARK — (Continued)
#*H+H International A/S, Class
B 17,426 $ 259,008
#Harboes Bryggeri A/S, Class
B 1,085 20,569
#*Huscompagniet A/S 3,769 20,715
ISS A/S 109,647 4,174,733
Jeudan A/S 3,126 101,093
Jyske Bank A/S, Registered 39,192 5,728,455
#Matas A/S 29,511 454,146
MT Hoejgaard Holding A/S 383 33,619
Ω#*Netcompany Group A/S 34,382 1,821,744
*Nilfisk Holding A/S, Class B 5,321 118,335
*NKT A/S 43,837 5,768,394
Novo Nordisk A/S, Class B 410,429 24,162,690
#Novo Nordisk A/S, Class B,
Sponsored ADR 55,018 3,269,720
Novonesis Novozymes B,
Class B 124,202 7,631,541
#*NTG Nordic Transport
Group A/S 5,286 162,356
Ω#*Orsted A/S 67,172 1,515,254
Pandora A/S 58,627 4,753,894
Parken Sport & Entertainment
A/S 2,697 70,033
Per Aarsleff Holding A/S 10,104 1,447,062
Ringkjoebing Landbobank A/S 21,671 5,489,213
ROCKWOOL A/S, Class A 22,273 759,145
ROCKWOOL A/S, Class B 80,278 2,731,053
Royal Unibrew A/S 31,813 2,995,202
*RTX A/S 2,195 40,038
ΩScandinavian Tobacco
Group A/S 38,841 605,150
Schouw & Co. A/S 8,788 930,992
#Solar A/S, Class B 3,253 115,564
SP Group A/S 3,962 231,010
Sparekassen Sjaelland-Fyn
A/S 7,719 459,289
#Tivoli A/S 560 55,133
TORM PLC, Class A 29,125 717,778
*Trifork Group AG 4,184 62,655
Tryg A/S 177,819 4,336,980
Vestas Wind Systems A/S 290,577 8,871,644
TOTAL DENMARK 153,475,446
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 199,478 528,617
TOTAL EGYPT 528,617
FINLAND — (1.0%)
Aktia Bank OYJ 26,733 391,178
Alma Media OYJ 15,630 256,602
Anora Group OYJ 20,791 106,480
Aspo OYJ 17,421 157,510
Atria OYJ, Class A 8,520 160,654
*Citycon OYJ 27,733 125,438
Digia OYJ 1,592 12,045
Elisa OYJ 83,259 3,680,678
ΩEnento Group OYJ 6,730 123,939
eQ OYJ 843 10,931

156
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
FINLAND — (Continued)
#*Finnair OYJ 10,540 $ 37,115
#Fiskars OYJ Abp 13,847 200,643
#Fortum OYJ 199,956 4,737,352
F-Secure OYJ 41,180 92,493
Gofore OYJ 3,040 48,100
Harvia OYJ 6,835 333,383
Hiab OYJ, Class B 25,522 1,521,155
*HKFoods OYJ, Class A 7,105 14,158
Huhtamaki OYJ 63,696 2,244,492
Kalmar OYJ, Class B 25,522 1,309,833
#Kamux Corp. 5,076 13,829
Kemira OYJ 96,803 2,283,665
Kesko OYJ, Class A 62,871 1,578,170
Kesko OYJ, Class B 203,665 5,170,491
*Kojamo OYJ 58,249 660,393
Kone OYJ, Class B 69,962 5,045,441
Konecranes OYJ 45,200 5,342,287
*Lassila & Tikanoja OYJ 22,922 204,519
#*Lindex Group OYJ 70,822 207,685
Luotea PLC 22,922 78,808
Mandatum OYJ 214,180 1,753,026
Marimekko OYJ 20,169 308,565
#Metsa Board OYJ 4,065 23,213
#Metsa Board OYJ 76,545 238,401
Metso OYJ 364,250 7,156,474
Neste OYJ 105,541 2,707,017
Nokia OYJ 1,122,974 7,246,200
Nokian Renkaat OYJ 72,335 931,961
Nordea Bank Abp 793,178 15,394,964
Olvi OYJ, Class A 7,351 292,525
#Oma Saastopankki OYJ 5,501 83,898
#*Optomed Oy 3,636 17,043
Oriola OYJ, Class B 69,745 96,746
Orion OYJ, Class A 15,422 1,269,602
Orion OYJ, Class B 77,087 6,387,387
Outokumpu OYJ 307,403 1,741,480
Pihlajalinna OYJ 12,477 213,744
Ponsse OYJ 4,337 132,084
Puuilo OYJ 55,882 818,372
#*QT Group OYJ 17,156 542,082
Raisio OYJ, Class V 69,099 225,239
Revenio Group OYJ 9,474 225,979
Sampo OYJ, Class A 152,165 1,701,227
Sampo OYJ, Class A 452,444 5,059,570
Sanoma OYJ 71,394 819,615
Scanfil OYJ 11,500 154,596
#Stora Enso OYJ, Class R 403,498 4,674,467
Taaleri PLC 10,708 97,579
#Talenom OYJ 8,395 25,517
ΩTerveystalo OYJ 74,623 900,185
TietoEVRY OYJ 63,331 1,380,266
#Tokmanni Group Corp. 30,201 277,011
#UPM-Kymmene OYJ 193,844 5,389,296
Vaisala OYJ, Class A 12,207 609,929
#Valmet OYJ 100,410 3,455,782
Wartsila OYJ Abp 140,458 5,714,701
*YIT OYJ 92,636 340,092
TOTAL FINLAND 114,555,302
Shares Value
FRANCE — (4.6%)
*74Software SA 7,068 $ 306,910
ABC arbitrage 5,372 34,958
Accor SA 66,942 3,652,193
Aeroports de Paris SA 22,132 2,935,732
*Air France-KLM 9,524 122,480
Air Liquide SA 40,400 7,590,921
Airbus SE 63,320 14,568,617
AKWEL SADIR, Class B 7,581 71,429
*Alstom SA 257,986 8,292,824
Alten SA 18,326 1,800,813
ΩAmundi SA 27,334 2,437,226
Ω#*Aramis Group SAS 9,232 50,631
Arkema SA 45,124 2,729,729
#Assystem SA 2,834 159,977
Aubay 3,005 214,137
AXA SA 167,001 7,635,024
ΩAyvens SA 110,784 1,614,485
#*Bastide le Confort Medical 2,370 65,553
#Beneteau SACA 28,176 265,811
BioMerieux 12,129 1,411,188
BNP Paribas SA 114,413 12,413,412
Boiron SA, Class A 3,176 112,973
Bonduelle SCA 10,815 135,866
Bouygues SA 158,490 8,599,692
Bureau Veritas SA 136,836 4,411,544
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 213 20,398
Capgemini SE 41,702 6,508,961
Carrefour SA 417,080 6,867,148
#Catana Group 9,755 32,378
CBo Territoria 13,570 60,054
*Cegedim SA 4,695 74,566
Cie de Saint-Gobain SA 196,150 19,419,452
Cie des Alpes 13,269 410,424
Cie Generale des
Etablissements Michelin SCA 335,609 12,516,765
*Claranova SE, Registered 23,525 35,207
*Clariane SE 11,216 50,837
Coface SA 96,316 1,766,867
Credit Agricole SA 178,783 3,885,847
Danone SA 120,151 9,411,052
Dassault Aviation SA 5,151 1,959,706
Dassault Systemes SE 31,535 871,116
Derichebourg SA 67,735 641,427
Edenred SE 65,994 1,387,273
Eiffage SA, Class P 62,624 9,308,892
Electricite de Strasbourg SA,
Class B 392 101,663
Ω*Elior Group SA 83,716 284,040
Elis SA 155,152 4,522,144
*Emeis SA 7,097 114,993
Engie SA 886,436 26,469,275
Equasens 964 45,414
#Eramet SA 5,164 453,381
EssilorLuxottica SA, Class B 17,549 5,384,243
Etablissements Maurel et
Prom SA 71,469 559,029
*Euroapi SA 36,739 92,571

157
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
FRANCE — (Continued)
Eurofins Scientific SE 79,569 $ 6,450,108
Euronext NV 714 100,146
ΩEuronext NV 36,333 5,096,077
Exel Industries SA, Class A 585 26,933
FDJ UNITED 70,822 1,882,228
*FIGEAC-AERO 3,291 42,088
Fnac Darty SA 9,197 388,414
*Forvia SE 124,662 2,047,347
Gaztransport Et Technigaz SA 27,818 6,006,528
Getlink SE 148,046 2,943,026
GL Events SACA 6,535 250,335
Groupe Crit SA 2,025 153,216
Groupe SFPI 7,866 15,908
#*Guerbet 2,676 43,678
Hermes International SCA 3,439 8,301,091
*ID Logistics Group SACA 2,306 1,124,771
Imerys SA 24,013 749,603
Infotel SA 2,290 118,780
Interparfums SA 10,595 323,429
Ipsen SA 26,108 4,273,788
IPSOS SA 28,125 1,199,172
Jacquet Metals SACA 7,960 219,696
JCDecaux SE 57,388 1,138,093
Kaufman & Broad SA 10,998 410,832
Kering SA, Class A 9,837 3,091,251
Laurent-Perrier 1,232 132,495
Legrand SA 45,445 7,298,621
Linedata Services 469 23,713
LISI SA 11,105 706,795
LNA Sante SA 2,711 75,146
L'Oreal SA 18,696 8,607,571
*Lumibird 331 9,293
LVMH Moet Hennessy Louis
Vuitton SE 40,700 26,480,323
Ω#*Maisons du Monde SA 1,045 1,989
Manitou BF SA 5,978 158,237
Mersen SA 12,935 397,785
Metropole Television SA 17,139 246,305
#*Nacon SA 896 422
Nexans SA 27,277 4,312,633
#*Nexity SA 23,914 271,692
North Atlantic Energies 1,933 108,081
NRJ Group 11,750 101,483
Oeneo SA 10,234 112,496
Opmobility 39,009 750,405
Orange SA 1,110,965 20,644,404
#*OSE Immuno 9,383 53,044
Pernod Ricard SA 37,275 3,329,376
*Pierre Et Vacances SA 59,705 128,703
Pluxee NV 42,894 569,994
Publicis Groupe SA 78,304 7,843,628
#Publicis Groupe SA, ADR 1,600 40,144
Quadient SA 22,188 420,753
#Remy Cointreau SA 15,117 720,799
Renault SA 132,514 5,025,752
Rexel SA 227,063 9,600,299
Robertet SA, Class A 245 246,580
Rubis SCA 37,129 1,510,638
Shares Value
FRANCE — (Continued)
#SA d'Explosifs et de Produits
Chimiques 264 $ 77,261
Safran SA 38,165 13,666,355
Sanofi SA 90,407 8,518,207
Sanofi SA, Sponsored ADR 3,669 172,590
Sartorius Stedim Biotech 3,526 789,866
Savencia SA 2,527 179,774
Schneider Electric SE 30,836 8,888,580
SCOR SE 142,074 4,648,023
SEB SA 18,572 1,052,571
Seche Environnement SACA 1,874 175,009
SES SA, Class A 291,564 2,400,275
Ω*SMCP SA 3,659 26,727
Societe BIC SA 15,100 977,230
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 126 19,711
Societe Generale SA 161,603 14,188,181
Societe LDC SADIR 3,491 392,467
#Sodexo SA 59,768 3,067,396
*SOITEC 6,462 202,567
Sopra Steria Group 11,685 2,143,552
SPIE SA 120,645 6,630,897
#Stef SA 2,986 444,749
#STMicroelectronics NV 44,952 1,274,633
STMicroelectronics NV- NYS 189,266 5,278,629
Sword Group 3,556 154,410
Synergie SE 6,848 250,105
Technip Energies NV 112,421 4,418,842
Teleperformance SE 37,267 2,420,684
Television Francaise 1 SA 33,011 320,261
TFF Group 1,910 38,514
Thales SA 19,104 5,818,154
Thermador Groupe 3,105 290,708
TotalEnergies SE 741,391 53,934,259
TotalEnergies SE 9,460 684,904
Trigano SA 6,596 1,319,859
#*Ubisoft Entertainment SA 63,042 327,817
Valeo SE 188,189 2,646,261
Vallourec SACA 156,303 3,321,006
Veolia Environnement SA 85,026 3,199,425
Veolia Environnement SA,
ADR 26,622 499,429
Vetoquinol SA 1,714 177,195
Vicat SACA 13,850 1,288,479
VIEL & Cie SA 14,478 310,890
Vinci SA 120,585 17,379,515
Virbac SACA 1,643 687,043
*Viridien 7,379 1,115,743
Vivendi SE 453,142 1,269,000
#*Voltalia SA, Registered 11,391 96,214
Vusion 1,083 168,909
#Wavestone 3,361 241,106
Ω#*Worldline SA 8,206 13,936
Ω#*X-Fab Silicon Foundries
SE 45,042 274,620
TOTAL FRANCE 519,097,923

158
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
GERMANY — (5.2%)
#1&1 AG 32,942 $ 1,054,201
*7C Solarparken AG 40,133 80,783
Adesso SE 2,208 213,555
adidas AG 39,706 7,045,314
Adtran Networks SE 2,768 73,104
AIXTRON SE 40,730 938,324
All for One Group SE 1,391 66,358
Allgeier SE 5,109 136,146
Allianz SE, ADR 29,967 1,320,346
Allianz SE, Registered 39,361 17,409,907
Alzchem Group AG 5,556 1,021,863
Amadeus Fire AG 3,666 169,654
Atoss Software SE 5,543 642,940
ΩAumann AG 2,107 35,193
*Aumovio SE 40,160 1,945,461
#Aurubis AG 22,885 4,366,930
#BASF SE 414,793 22,679,443
*Basler AG 2,511 48,154
Bayer AG, Registered 571,238 30,281,907
#Bayerische Motoren Werke
AG 97,210 10,109,803
#*BayWa AG 30,525 123,650
Bechtle AG 56,977 2,971,605
ΩBefesa SA 25,743 948,771
#Beiersdorf AG 17,180 2,053,024
Bertrandt AG 3,738 85,470
Bijou Brigitte AG 2,623 135,116
Bilfinger SE 20,693 2,917,177
#Borussia Dortmund GmbH &
Co. KGaA 58,038 225,087
#Brenntag SE 89,715 5,485,916
Ω*Brockhaus Technologies AG 1,827 37,819
CANCOM SE 19,535 661,175
Carl Zeiss Meditec AG, Class
BR 21,305 709,677
*CECONOMY AG 133,938 710,656
*CENIT AG 4,236 35,376
Cewe Stiftung & Co. KGAA 4,125 495,640
Commerzbank AG 482,338 19,905,667
Continental AG 80,321 6,367,736
#CTS Eventim AG & Co.
KGaA 41,867 3,533,826
Daimler Truck Holding AG 253,708 12,362,749
Ω*Delivery Hero SE, Class A 36,665 1,029,401
#Dermapharm Holding SE 11,284 467,829
Deutsche Bank AG,
Registered 25,908 1,026,358
*Deutsche Bank AG,
Registered Sponsored 466,336 18,289,698
Deutsche Boerse AG 44,368 11,258,529
Deutsche Lufthansa AG,
Registered 211,299 2,186,944
Deutsche Post AG 306,804 17,271,367
Deutsche Telekom AG 976,438 32,722,951
Deutsche Wohnen SE 13,840 344,938
Deutz AG 49,807 641,711
Draegerwerk AG & Co. KGaA 1,885 159,217
Duerr AG 36,796 984,927
Shares Value
GERMANY — (Continued)
ΩDWS Group GmbH & Co.
KGaA 27,574 $ 2,027,259
E.ON SE 1,068,009 22,698,590
Eckert & Ziegler SE 30,823 548,931
*EDAG Engineering Group AG 9,082 40,733
Elmos Semiconductor SE 5,908 811,087
ElringKlinger AG 21,546 109,194
#Energiekontor AG 4,516 206,035
Evonik Industries AG 184,724 2,878,827
#*Evotec SE 100,763 745,371
Fabasoft AG 4,125 75,573
Fielmann Group AG 20,910 1,029,853
flatexDEGIRO SE 69,249 3,390,860
#*Fraport AG Frankfurt Airport
Services Worldwide 25,875 2,404,099
Freenet AG 96,883 3,501,518
Fresenius Medical Care AG 127,695 5,759,021
Fresenius SE & Co. KGaA 90,102 5,060,453
Friedrich Vorwerk Group SE 5,874 631,718
FUCHS SE 16,967 601,509
GEA Group AG 110,930 7,970,891
#Gerresheimer AG 25,929 777,950
Gesco SE 4,132 73,981
#GFT Technologies SE 13,354 331,237
*Grand City Properties SA 27,482 308,959
Hannover Rueck SE 19,334 5,492,588
Ω#Hapag-Lloyd AG 8,578 1,236,829
Hawesko Holding SE 668 16,132
Heidelberg Materials AG 67,282 18,513,796
*Heidelberger Druckmaschinen
AG 205,365 450,025
#*HelloFresh SE 118,682 784,737
Henkel AG & Co. KGaA 20,414 1,691,493
#Hensoldt AG 35,605 3,543,218
#HOCHTIEF AG 12,867 5,431,026
*HomeToGo SE, Class A 6,566 12,732
Hornbach Holding AG & Co.
KGaA 8,369 803,467
#HUGO BOSS AG 39,047 1,625,836
Indus Holding AG 14,317 547,588
Infineon Technologies AG 393,989 19,503,060
Infineon Technologies AG,
Sponsored ADR 25,244 1,237,208
Init Innovation in Traffic
Systems SE 2,847 162,574
ΩInstone Real Estate Group
SE 23,634 241,519
IVU Traffic Technologies AG 5,129 128,137
Jenoptik AG 36,176 1,147,365
ΩJOST Werke SE 9,239 689,149
#K+S AG, Registered 125,885 2,069,679
KION Group AG 55,417 3,935,848
#Kloeckner & Co. SE 33,477 438,883
Knorr-Bremse AG 37,168 4,353,172
*Koenig & Bauer AG 7,211 79,781
#Kontron AG 31,217 870,502
Krones AG 11,435 1,847,383
KSB SE & Co. KGaA 38 47,015
KWS Saat SE & Co. KGaA 8,479 755,523

159
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
LANXESS AG 65,414 $ 1,358,739
LEG Immobilien SE,
Registered 30,186 2,183,384
Leifheit AG 3,884 70,927
#*LPKF Laser & Electronics
SE 5,705 53,006
#*Medios AG 661 12,582
Mercedes-Benz Group AG 168,687 11,597,256
Merck KGaA 9,509 1,420,275
MLP SE 56,310 493,712
MTU Aero Engines AG 21,298 9,488,807
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 29,680 18,092,308
#Multitude AG 5,092 36,770
#Mutares SE & Co. KGaA 15,740 609,504
#Nagarro SE 4,308 364,134
#Nemetschek SE 30,096 2,647,695
*Nordex SE 71,962 2,893,616
Norma Group SE 16,382 285,708
*Pentixapharm Holding AG 5,831 13,138
Pfeiffer Vacuum Technology
AG 1,907 372,062
#PNE AG 1,731 20,366
ProCredit Holding AG 13,280 134,604
#Puma SE 83,007 2,136,943
*PVA TePla AG 12,119 383,215
PWO AG 1,010 32,202
*q.beyond AG 60,973 58,755
QIAGEN NV 60,894 3,268,181
#QIAGEN NV 10,320 547,810
*R Stahl AG 845 14,677
Rational AG 2,983 2,406,046
#RENK Group AG 5,871 377,510
Rheinmetall AG 16,210 34,354,987
#RTL Group SA 24,586 1,077,820
RWE AG 130,477 8,307,513
SAF-Holland SE 2,392 48,319
Salzgitter AG 19,828 1,070,917
SAP SE 34,813 7,063,819
SAP SE, Sponsored ADR 1,517 304,978
#Schaeffler AG 140,857 1,671,523
Schloss Wachenheim AG 321 5,461
ΩScout24 SE 20,690 2,068,803
Secunet Security Networks AG 877 248,312
*SGL Carbon SE, Registered 29,824 145,646
Siemens AG, Registered 63,173 19,261,986
*Siemens Energy AG 117,745 20,247,971
ΩSiemens Healthineers AG 32,940 1,652,525
#Siltronic AG 11,653 729,196
Sixt SE 11,814 931,116
#*SMA Solar Technology AG 3,585 157,375
Stabilus SE 18,549 428,098
STRATEC SE 2,245 59,692
#Stroeer SE & Co. KGaA 21,834 876,654
Suedzucker AG 50,200 577,200
Surteco Group SE 3,313 51,040
#SUSS MicroTec SE 12,182 721,430
Shares Value
GERMANY — (Continued)
#Symrise AG, Class A 55,556 $ 4,696,530
TAG Immobilien AG 95,702 1,626,950
Takkt AG 16,965 73,061
Talanx AG 31,127 3,943,736
Ω#*TeamViewer SE 81,180 546,621
Technotrans SE 2,643 104,704
thyssenkrupp AG 344,734 4,630,192
*Tkms AG& Co. KGaA 17,236 2,026,908
*TUI AG 360,042 3,861,784
*TUI AG 247 2,649
United Internet AG 64,669 2,115,679
*Verbio SE 11,970 355,150
Volkswagen AG, Registered,
Class R 6,687 818,592
Vonovia SE, Class R 102,997 3,015,485
#Vossloh AG 7,791 752,610
#Wacker Chemie AG 9,708 792,850
Wacker Neuson SE 19,874 457,259
Washtec AG 4,262 243,882
*Westwing Group SE 2,157 36,823
Wuestenrot &
Wuerttembergische AG 15,336 274,033
Ω#*Zalando SE 153,082 4,432,673
Zeal Network SE 1,564 90,426
TOTAL GERMANY 583,764,217
GREECE — (0.2%)
Aegean Airlines SA 22,986 409,087
*Aktor SA Holding Company
Technical And Energy Projects 11,066 143,232
Alpha Bank SA 662,664 3,192,783
Athens Water Supply &
Sewage Co. SA 13,462 115,309
Autohellas Tourist and Trading
SA 15,061 232,568
Avax SA 23,283 93,345
Bank of Greece 10,713 219,210
#Ellaktor SA 42,711 70,120
#ElvalHalcor SA 34,777 191,556
Eurobank SA 345,911 1,701,613
Fourlis Holdings SA 19,598 102,818
GEK TERNA SA 29,191 1,154,333
Hellenic Telecommunications
Organization SA 23,817 446,827
HELLENiQ ENERGY Holdings
S.A. 70,767 763,588
Holding Co. ADMIE IPTO SA 46,081 168,299
*Ideal Holdings SA 8,412 62,146
JUMBO SA 28,495 848,836
Kri-Kri Milk Industry SA 5,826 150,401
*LAMDA Development SA 18,873 158,963
*Metlen Energy & Metals PLC 17,358 950,314
Motor Oil Hellas Corinth
Refineries SA 49,554 2,002,015
National Bank of Greece SA 73,506 1,304,268
OPAP SA 20,375 412,067
Optima bank SA 7,330 75,517
*Piraeus Bank SA 176,398 1,785,847
Piraeus Port Authority SA 3,714 175,851

160
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
GREECE — (Continued)
Profile Systems & Software SA 1,876 $ 17,452
Public Power Corp. SA 23,560 559,444
Quest Holdings SA 15,003 125,653
Sarantis SA 12,552 202,485
Thrace Plastics Holding and
Co., Class A 12,376 62,426
Titan SA 26,373 1,778,949
TOTAL GREECE 19,677,322
HONG KONG — (1.0%)
AIA Group, Ltd. 1,593,800 18,438,587
Analogue Holdings, Ltd. 102,000 13,061
ASMPT, Ltd. 150,000 1,995,595
Associated International
Hotels, Ltd. 38,000 25,351
Bank of East Asia, Ltd. (The) 635,896 1,214,844
Best Mart 360 Holdings, Ltd. 150,000 38,606
BOC Hong Kong Holdings, Ltd. 558,000 2,946,582
*Bright Smart Securities &
Commodities Group, Ltd. 576,000 652,727
ΩBudweiser Brewing Co.
APAC, Ltd. 203,300 200,444
Build King Holdings, Ltd. 460,000 82,461
Cafe de Coral Holdings, Ltd. 304,000 182,952
Cathay Pacific Airways, Ltd. 897,271 1,408,574
Cheuk Nang Holdings, Ltd. 24,781 3,744
Chevalier International
Holdings, Ltd. 34,349 18,605
*Chia Tai Enterprises
International, Ltd. 3,000 2,578
*China Energy Development
Holdings, Ltd. 84,200 16,927
*<China Renewable Energy
Investment, Ltd. 710,000 –
Chinese Estates Holdings, Ltd. 256,000 41,630
Chow Sang Sang Holdings
International, Ltd. 253,000 474,920
CITIC Telecom International
Holdings, Ltd. 1,264,000 415,954
CK Asset Holdings, Ltd. 352,343 2,068,121
CK Hutchison Holdings, Ltd. 430,760 3,488,683
CK Infrastructure Holdings,
Ltd. 130,500 1,073,617
*CK Life Sciences Int'l
Holdings, Inc. 906,000 97,448
CLP Holdings, Ltd. 217,500 2,059,506
C-Mer Medical Holdings, Ltd. 250,000 48,978
CN Logistics International
Holdings, Ltd. 51,000 21,550
*Cowell e Holdings, Inc. 174,000 674,638
ΩCrystal International Group,
Ltd. 605,000 569,388
CTF Services, Ltd. 435,481 509,661
*<CW Group Holdings, Ltd. 210,000 –
Dah Sing Banking Group, Ltd. 295,596 421,647
Dah Sing Financial Holdings,
Ltd. 145,100 702,303
*Deep Source Holdings, Ltd. 2,920,000 310,332
Dream International, Ltd. 80,000 90,964
Shares Value
HONG KONG — (Continued)
Eagle Nice International
Holdings, Ltd. 118,000 $ 52,581
#*EC Healthcare 316,000 28,324
*Esprit Holdings, Ltd. 180,500 23,112
Fairwood Holdings, Ltd. 72,000 41,671
*Far East Consortium
International, Ltd. 911,927 96,918
First Pacific Co., Ltd. 1,444,400 1,128,192
Ω#*FIT Hon Teng, Ltd. 1,446,000 909,108
FSE Lifestyle Services, Ltd. 65,000 47,358
*<Fuguiniao Co., Ltd., Class H 53,000 –
Galaxy Entertainment Group,
Ltd. 353,000 1,798,968
Giordano International, Ltd. 978,000 184,087
Gold Peak Technology Group,
Ltd. 262,000 24,155
Golden Resources
Development International,
Ltd. 316,000 14,162
*GR Life Style Co., Ltd. 54,000 15,834
Great Eagle Holdings, Ltd. 117,611 243,213
Guoco Group, Ltd. 3,000 27,408
#Guotai Junan International
Holdings, Ltd. 1,725,000 589,747
Hang Lung Group, Ltd. 561,000 1,208,962
Hang Lung Properties, Ltd. 1,482,208 1,791,624
*Hanison Construction
Holdings, Ltd. 215,208 6,035
Harbour Centre Development,
Ltd. 21,000 12,853
#Henderson Land
Development Co., Ltd. 327,486 1,304,962
HK Electric Investments & HK
Electric Investments, Ltd. 612,000 523,472
*HKR International, Ltd. 540,560 85,136
HKT Trust & HKT, Ltd., Class
SS 2,302,000 3,448,711
Hon Kwok Land Investment
Co., Ltd. 20,000 2,510
Hong Kong & China Gas Co.,
Ltd. 1,779,765 1,679,561
Hong Kong Exchanges &
Clearing, Ltd. 119,990 6,640,419
Hong Kong Technology
Venture Co., Ltd. 184,670 33,814
*Hongkong & Shanghai Hotels,
Ltd. (The) 322,962 259,289
*<Huiyuan Juice 306,500 13,760
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 626,000 92,982
Hysan Development Co., Ltd. 260,000 713,779
IGG, Inc. 596,000 281,604
ΩImpro Precision Industries,
Ltd. 281,000 230,637
International Housewares
Retail Co., Ltd. 198,000 17,747
Jacobson Pharma Corp., Ltd. 166,000 26,357
JBM Healthcare, Ltd. 70,000 24,021
Johnson Electric Holdings, Ltd. 386,681 1,335,858

161
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Karrie International Holdings,
Ltd. 464,000 $ 146,157
Kerry Properties, Ltd. 420,500 1,277,163
KLN Logistics Group, Ltd. 382,750 346,007
#Kowloon Development Co.,
Ltd. 245,941 154,939
*Lai Sun Development Co.,
Ltd. 139,920 11,825
Liu Chong Hing Investment,
Ltd. 88,000 50,143
Luk Fook Holdings
International, Ltd. 328,000 1,349,850
#Man Wah Holdings, Ltd. 1,194,000 739,972
*MECOM Power and
Construction, Ltd. 27,500 592
*Melco International
Development, Ltd. 183,000 99,119
*Melco Resorts &
Entertainment, Ltd., Sponsored
ADR 11,953 72,435
MGM China Holdings, Ltd. 222,800 356,608
*Midland Holdings, Ltd., Class
B 356,000 138,576
Modern Dental Group, Ltd. 218,000 164,413
*Mongolian Mining Corp. 612,000 1,075,155
#MTR Corp., Ltd. 307,085 1,359,719
NagaCorp, Ltd. 864,423 509,155
Nameson Holdings, Ltd. 582,000 78,249
#*New World Development
Co., Ltd. 856,602 1,248,208
*<NewOcean Energy Holdings,
Ltd. 346,000 –
#Nissin Foods Co., Ltd. 123,000 114,972
Oriental Watch Holdings 376,000 164,175
Pacific Basin Shipping, Ltd. 3,084,000 1,212,323
Pacific Textiles Holdings, Ltd. 791,000 124,580
PAX Global Technology, Ltd. 489,000 308,689
PCCW, Ltd. 2,806,954 2,095,412
Perfect Medical Health
Management, Ltd. 245,000 37,959
Pico Far East Holdings, Ltd. 624,000 224,521
Plover Bay Technologies, Ltd. 151,000 134,764
Power Assets Holdings, Ltd. 190,000 1,475,537
PRADA SpA 126,600 649,073
Public Financial Holdings, Ltd. 204,000 39,182
ΩRegina Miracle International
Holdings, Ltd. 209,000 62,087
#Sa Sa International Holdings,
Ltd. 700,000 52,883
ΩSamsonite Group SA 897,000 2,271,875
Sands China, Ltd. 320,800 699,543
SAS Dragon Holdings, Ltd. 216,000 126,673
#*Shandong Hi-Speed
Holdings Group, Ltd. 253,000 51,185
Shangri-La Asia, Ltd. 877,166 546,986
*Shenwan Hongyuan HK, Ltd. 360,000 63,152
*Shun Tak Holdings, Ltd. 946,000 81,158
*Sinohope Technology
Holdings, Ltd. 76,000 24,718
Shares Value
HONG KONG — (Continued)
SITC International Holdings
Co., Ltd. 1,121,000 $ 4,182,739
#*SJM Holdings, Ltd. 918,376 282,226
SmarTone
Telecommunications Holdings,
Ltd. 319,586 200,107
*Soundwill Holdings, Ltd. 40,500 33,553
#Stella International Holdings,
Ltd. 446,000 824,646
Sun Hung Kai Properties, Ltd. 139,588 2,246,720
#SUNeVision Holdings, Ltd. 565,000 484,718
Swire Pacific, Ltd., Class A 157,000 1,515,782
Swire Pacific, Ltd., Class B 320,000 519,969
Swire Properties, Ltd. 132,400 402,132
Tai Hing Group Holdings, Ltd. 220,000 30,142
Tai Sang Land Development,
Ltd. 20,710 6,471
Techtronic Industries Co., Ltd. 283,500 3,866,058
*Television Broadcasts, Ltd. 189,200 73,648
Texhong International Group,
Ltd. 239,500 171,122
*Tongda Group Holdings, Ltd. 79,200 37,725
*Touyun Biotech Group, Ltd. 100,000 1,229
Transport International
Holdings, Ltd. 214,618 285,252
Truly International Holdings,
Ltd. 1,140,000 150,352
United Laboratories
International Holdings, Ltd.
(The) 978,500 1,490,986
*Unity Group Holdings
International, Ltd. 198,000 6,592
*<Untrade.Tech Pro. 2,780,000 –
Vedan International Holdings,
Ltd. 152,000 13,040
Vitasoy International Holdings,
Ltd. 514,000 460,051
*Viva Goods Company, Ltd. 824,000 67,526
#*Vobile Group, Ltd. 484,000 299,955
VSTECS Holdings, Ltd. 469,600 466,612
VTech Holdings, Ltd. 127,800 997,402
ΩWH Group, Ltd. 5,109,208 6,005,676
Wharf Real Estate Investment
Co., Ltd. 425,000 1,479,122
Wing Tai Properties, Ltd. 102,000 25,468
Wynn Macau, Ltd., Class B 672,400 498,508
*Xingye Alloy Materials Group,
Ltd. 89,000 11,738
#Xinyi Glass Holdings, Ltd. 1,691,017 2,212,914
Yee Hop Holdings, Ltd. 12,000 2,289
YesAsia Holdings, Ltd. 84,000 37,968
#Yue Yuen Industrial Holdings,
Ltd. 457,500 1,018,138
#*Yunfeng Financial Group,
Ltd. 48,000 19,914
TOTAL HONG KONG 115,438,131
HUNGARY — (0.1%)
*4iG Nyrt 20,975 259,179

162
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
HUNGARY — (Continued)
Magyar Telekom
Telecommunications PLC 182,914 $ 1,141,808
*MASTERPLAST Nyrt 1,030 8,689
MOL Hungarian Oil & Gas PLC 172,706 2,120,561
Opus Global Nyrt 106,523 183,044
OTP Bank Nyrt 35,088 4,444,195
Richter Gedeon Nyrt 34,188 1,150,377
TOTAL HUNGARY 9,307,853
INDIA — (4.3%)
360 ONE WAM, Ltd. 30,886 380,856
Aarti Drugs, Ltd. 19,961 82,687
Aarti Industries, Ltd. 50,949 206,011
Aarti Pharmalabs, Ltd. 19,291 157,956
ABB India, Ltd. 6,072 368,231
ACC, Ltd. 28,047 499,091
Action Construction
Equipment, Ltd. 13,202 121,920
*Adani Energy Solutions, Ltd. 23,936 232,835
Adani Enterprises, Ltd. 2,791 61,301
*Adani Enterprises, Ltd. 321 3,910
*Adani Green Energy, Ltd. 23,592 218,589
Adani Ports & Special
Economic Zone, Ltd. 102,466 1,581,533
*Adani Power, Ltd. 882,216 1,298,376
Adani Total Gas, Ltd. 27,919 159,934
ADF Foods, Ltd. 21,335 40,800
*Aditya Birla Fashion and
Retail, Ltd. 102,119 73,724
*Aditya Birla Lifestyle Brands,
Ltd. 94,181 107,535
Aditya Birla Real Estate, Ltd. 33,780 465,052
Aditya Birla Sun Life Asset
Management Co., Ltd. 2,946 24,322
Advanced Enzyme
Technologies, Ltd. 15,554 50,185
*Advent Hotels International
Pvt, Ltd. 20,767 45,086
Aegis Logistics, Ltd. 52,152 414,154
Aeroflex Industries, Ltd. 8,372 16,217
AGI Greenpac, Ltd. 17,007 115,543
Ahluwalia Contracts India, Ltd. 14,045 131,911
AIA Engineering, Ltd. 11,856 514,131
Ajanta Pharma, Ltd. 19,043 575,901
Ajmera Realty & Infra India,
Ltd. 11,585 19,067
Akzo Nobel India, Ltd. 4,870 148,238
Alembic Pharmaceuticals, Ltd. 22,017 187,457
Alembic, Ltd. 21,930 22,155
Alkem Laboratories, Ltd. 10,720 661,642
*Allcargo Logistics, Ltd. 301,535 34,058
*Allcargo Worldwide, Ltd. 301,536 76,279
Allied Digital Services, Ltd. 8,120 11,022
Amara Raja Energy & Mobility,
Ltd. 80,370 733,389
*Amber Enterprises India, Ltd. 5,906 366,992
Ambuja Cements, Ltd. 98,466 546,079
Amrutanjan Health Care, Ltd. 4,615 29,287
Anant Raj, Ltd. 72,331 396,538
Shares Value
INDIA — (Continued)
Andhra Sugars, Ltd. (The) 42,805 $ 32,606
Angel One, Ltd. 46,236 1,277,141
Anup Engineering, Ltd. (The) 4,014 77,289
Anupam Rasayan India, Ltd. 3,466 46,922
Apar Industries, Ltd. 16,333 1,419,389
Apcotex Industries, Ltd. 13,262 53,646
APL Apollo Tubes, Ltd. 96,528 2,146,676
Apollo Hospitals Enterprise,
Ltd. 25,855 1,956,393
Apollo Tyres, Ltd. 204,728 1,095,332
Arvind Fashions, Ltd. 41,453 212,138
Arvind, Ltd. 150,395 510,677
Asahi India Glass, Ltd. 31,183 339,602
Ashapura Minechem, Ltd. 30,699 218,510
Ashiana Housing, Ltd. 23,482 75,433
Ashok Leyland, Ltd. 1,488,715 3,183,208
*Ashoka Buildcon, Ltd. 123,467 199,950
*Asian Granito India, Ltd. 19,725 14,903
Asian Paints, Ltd. 33,765 891,334
ΩAster DM Healthcare, Ltd. 80,674 484,241
Astra Microwave Products, Ltd. 25,077 267,870
Astral, Ltd. 25,616 411,193
AstraZeneca Pharma India,
Ltd. 851 79,098
Atul, Ltd. 6,558 442,903
ΩAU Small Finance Bank, Ltd. 95,265 1,017,351
AurionPro Solutions, Ltd. 1,732 16,998
Aurobindo Pharma, Ltd. 139,282 1,828,628
Automotive Axles, Ltd. 1,863 37,948
Avadh Sugar & Energy, Ltd. 1,538 5,546
Avantel, Ltd. 9,228 15,591
Avanti Feeds, Ltd. 23,360 202,422
Ω*Avenue Supermarts, Ltd. 5,836 234,074
*AvenuesAI, Ltd. 771,788 136,591
Axis Bank, Ltd. 649,694 9,678,931
Axis Bank, Ltd., GDR 809 59,866
*AXISCADES Technologies,
Ltd. 2,136 28,417
Bajaj Auto, Ltd. 19,463 2,030,669
*Bajaj Consumer Care, Ltd. 31,529 116,330
Bajaj Finserv, Ltd. 87,283 1,852,738
*Bajaj Hindusthan Sugar, Ltd. 752,641 134,267
Balaji Amines, Ltd. 3,172 38,517
Balkrishna Industries, Ltd. 30,170 756,255
Balmer Lawrie & Co., Ltd. 51,234 95,871
Balrampur Chini Mills, Ltd. 241,371 1,102,979
Balu Forge Industries, Ltd. 5,669 26,013
Banco Products India, Ltd. 48,590 313,554
ΩBandhan Bank, Ltd. 593,480 997,763
Bank of Baroda 319,673 1,040,468
Bank of India 233,609 416,744
Bank of Maharashtra 484,468 343,756
Bannari Amman Sugars, Ltd.,
Class F 1,452 56,775
BASF India, Ltd. 5,965 236,460
Bata India, Ltd. 36,615 342,357
Bayer CropScience, Ltd. 4,418 214,504
BEML, Ltd. 19,964 389,546

163
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Berger Paints India, Ltd. 64,375 $ 323,948
*BF Utilities, Ltd. 9,426 53,192
Bhansali Engineering
Polymers, Ltd. 56,632 50,828
Bharat Bijlee, Ltd. 621 18,969
Bharat Dynamics, Ltd. 42,958 718,337
Bharat Electronics, Ltd. 2,731,078 13,330,659
Bharat Forge, Ltd. 125,211 1,961,996
Bharat Heavy Electricals, Ltd. 459,445 1,312,093
Bharat Petroleum Corp., Ltd. 145,028 574,673
Bharat Rasayan, Ltd. 1,332 27,027
Bharti Airtel, Ltd. 348,566 7,459,947
Biocon, Ltd. 109,240 435,594
Birla Corp., Ltd. 14,070 161,490
Birlasoft, Ltd. 260,304 1,182,988
Black Box, Ltd. 9,374 52,502
Bliss Gvs Pharma, Ltd. 33,437 64,241
BLS International Services,
Ltd. 18,327 51,293
Blue Dart Express, Ltd. 2,905 173,439
Blue Star, Ltd. 32,436 640,663
*Bluspring Enterprises, Ltd. 7,190 4,662
Bombay Burmah Trading Co. 11,408 213,222
Bombay Dyeing &
Manufacturing Co., Ltd. 89,252 111,997
*Borosil Renewables, Ltd. 5,499 29,528
*Borosil Scientific, Ltd. 1,802 2,142
*Borosil, Ltd. 2,403 6,549
Bosch, Ltd. 700 277,983
Brigade Enterprises, Ltd. 42,939 351,144
*Brightcom Group, Ltd. 675,704 67,579
Britannia Industries, Ltd. 19,035 1,212,715
BSE, Ltd. 85,344 2,594,996
*Camlin Fine Sciences, Ltd. 31,688 50,043
Campus Activewear, Ltd. 19,634 54,033
Canara Bank 949,844 1,522,229
Cantabil Retail India, Ltd. 3,469 11,063
*Capacit'e Infraprojects, Ltd. 42,713 103,198
Caplin Point Laboratories, Ltd. 11,270 217,332
Carborundum Universal, Ltd. 43,530 373,013
Care Ratings, Ltd. 11,698 203,776
*Cartrade Tech, Ltd. 24,740 712,528
Carysil, Ltd. 1,278 11,036
Castrol India, Ltd. 291,167 582,888
CCL Products India, Ltd. 52,181 550,528
CE Info Systems, Ltd. 3,147 45,190
Ceat, Ltd. 15,500 633,868
Cemindia Projects, Ltd. 85,788 596,354
Central Depository Services
India, Ltd. 79,523 1,141,310
Century Enka, Ltd. 5,642 26,536
Century Plyboards India, Ltd. 22,626 197,709
Cera Sanitaryware, Ltd. 2,206 119,908
CESC, Ltd. 171,938 280,671
CG Power & Industrial
Solutions, Ltd. 201,078 1,276,691
Chalet Hotels, Ltd. 8,185 77,519
Chambal Fertilisers and
Chemicals, Ltd. 148,365 711,765
Shares Value
INDIA — (Continued)
Chennai Petroleum Corp., Ltd. 29,806 $ 280,619
*Choice International, Ltd. 17,637 146,781
CIE Automotive India, Ltd. 58,234 264,747
*Cigniti Technologies, Ltd. 3,157 55,516
Cipla, Ltd. 199,856 2,876,579
City Union Bank, Ltd. 279,450 916,690
Clean Science & Technology,
Ltd. 2,445 22,885
CMS Info Systems, Ltd. 152,487 522,753
Coal India, Ltd. 181,840 871,270
ΩCochin Shipyard, Ltd. 56,427 1,018,216
Coforge, Ltd. 181,193 3,257,584
*Cohance Lifesciences, Ltd. 41,700 172,852
Colgate-Palmolive India, Ltd. 46,268 1,063,403
Computer Age Management
Services, Ltd. 204,975 1,548,774
Container Corp. of India, Ltd. 103,328 564,169
Coromandel International, Ltd. 72,888 1,808,660
Craftsman Automation, Ltd. 1,995 158,689
CRISIL, Ltd. 7,224 366,283
Crompton Greaves Consumer
Electricals, Ltd. 274,293 660,331
*CSB Bank, Ltd. 20,564 97,927
Cummins India, Ltd. 49,955 2,233,346
Cyient, Ltd. 32,590 403,214
Ω*D P Abhushan, Ltd. 995 13,778
Dabur India, Ltd. 58,601 322,732
*Dalmia Bharat Refractories,
Ltd. 185 –
Dalmia Bharat, Ltd. 32,864 737,933
Datamatics Global Services,
Ltd. 6,332 48,216
DB Corp., Ltd. 53,560 140,672
DCB Bank, Ltd. 136,781 296,900
*DCM Shriram Fine
Chemicals, Ltd. 6,668 4,391
DCM Shriram Industries, Ltd. 6,668 2,758
*DCM Shriram International,
Ltd. 6,668 4,391
DCM Shriram, Ltd. 13,208 169,114
DCW, Ltd. 77,422 38,607
Ddev Plastiks Industries, Ltd. 3,309 10,356
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 41,553 476,931
Deepak Nitrite, Ltd. 46,676 833,432
*Delhivery, Ltd. 207,413 953,666
*Dhanlaxmi Bank, Ltd. 201,308 52,829
Dhanuka Agritech, Ltd. 5,441 66,170
*Digitide Solutions, Ltd. 7,190 8,966
ΩDilip Buildcon, Ltd. 36,081 179,743
*Dish TV India, Ltd. 654,442 24,758
*Dishman Carbogen Amcis,
Ltd. 32,616 77,463
Divi's Laboratories, Ltd. 6,228 409,682
Dixon Technologies India, Ltd. 19,597 2,225,414
DLF, Ltd. 123,380 852,712
Dodla Dairy, Ltd. 774 9,973
Dollar Industries, Ltd. 14,444 49,352
ΩDr. Lal PathLabs, Ltd. 28,708 439,885

164
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Dr. Reddy's Laboratories, Ltd. 62,250 $ 824,316
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 227,751 3,056,418
*Dredging Corp. of India, Ltd. 2,783 34,059
Dwarikesh Sugar Industries,
Ltd. 64,948 24,881
eClerx Services, Ltd. 15,448 781,103
Eicher Motors, Ltd. 34,953 2,706,376
*EID Parry India, Ltd. 38,148 382,817
EIH Associated Hotels 11,784 42,563
EIH, Ltd. 64,567 220,786
Elecon Engineering Co., Ltd. 54,232 240,599
Electrosteel Castings, Ltd. 283,246 218,991
Elgi Equipments, Ltd. 55,582 260,546
Emami, Ltd. 118,744 624,523
*Embassy Developments, Ltd. 234,880 169,111
Emcure Pharmaceuticals, Ltd. 2,688 42,774
ΩEndurance Technologies,
Ltd. 17,045 449,679
Engineers India, Ltd. 187,093 350,786
Epigral, Ltd. 1,232 13,970
EPL, Ltd. 114,573 239,054
Ω*Equitas Small Finance
Bank, Ltd. 219,175 167,048
ΩEris Lifesciences, Ltd. 18,150 271,399
ESAB India, Ltd. 1,533 92,867
Escorts Kubota, Ltd. 29,909 1,099,240
*Eternal, Ltd. 341,115 1,014,584
Eveready Industries India, Ltd. 2,924 10,706
Everest Kanto Cylinder, Ltd. 17,320 20,551
Exide Industries, Ltd. 219,750 768,274
*FDC, Ltd. 17,922 73,597
Federal Bank, Ltd. 1,261,147 3,945,047
FIEM Industries, Ltd. 6,430 151,706
Filatex India, Ltd. 105,104 52,513
Fine Organic Industries, Ltd. 2,898 133,682
Finolex Cables, Ltd. 35,653 279,933
Finolex Industries, Ltd. 146,070 280,159
Firstsource Solutions, Ltd. 266,982 928,324
Force Motors, Ltd. 4,800 1,001,614
Fortis Healthcare, Ltd. 173,393 1,605,046
*FSN E-Commerce Ventures,
Ltd. 15,268 39,420
Gabriel India, Ltd. 54,318 551,166
GAIL India, Ltd. 1,254,006 2,280,556
Galaxy Surfactants, Ltd. 4,087 80,583
Ganesh Housing, Ltd. 3,535 28,080
Garden Reach Shipbuilders &
Engineers, Ltd. 4,461 134,052
Garware Hi-Tech Films, Ltd. 4,167 136,470
Garware Technical Fibres, Ltd. 18,490 131,578
Gateway Distriparks, Ltd. 49,792 31,720
GE Vernova T&D India, Ltd. 29,539 1,037,313
*Genesys International Corp.,
Ltd. 568 1,927
Geojit Financial Services, Ltd. 36,634 27,005
GHCL, Ltd. 52,797 304,600
Gillette India, Ltd. 2,772 265,169
ΩGland Pharma, Ltd. 693 13,912
Shares Value
INDIA — (Continued)
GlaxoSmithKline
Pharmaceuticals, Ltd. 14,421 $ 376,502
Glenmark Pharmaceuticals,
Ltd. 91,237 1,999,453
Global Health, Ltd. 49,234 564,020
Globus Spirits, Ltd. 12,770 128,981
GMM Pfaudler, Ltd. 10,788 114,357
*GMR Airports, Ltd. 659,903 673,551
*Go Fashion India, Ltd. 956 4,029
Godawari Power and Ispat,
Ltd. 141,976 383,542
Godfrey Phillips India, Ltd. 22,776 503,988
ΩGodrej Agrovet, Ltd. 7,982 46,298
Godrej Consumer Products,
Ltd. 62,770 787,529
*Godrej Industries, Ltd. 28,415 300,900
*Godrej Properties, Ltd. 28,292 484,966
*Gokaldas Exports, Ltd. 5,586 33,402
*Gokul Agro Resources, Ltd. 6,251 11,004
Goldiam International, Ltd. 5,066 17,136
Granules India, Ltd. 169,642 1,052,292
Graphite India, Ltd. 70,276 471,601
Grasim Industries, Ltd. 57,703 1,768,335
Gravita India, Ltd. 6,015 104,911
Great Eastern Shipping Co.,
Ltd. (The) 61,110 798,790
Greaves Cotton, Ltd. 61,120 108,469
Greenlam Industries, Ltd. 34,650 90,377
Greenpanel Industries, Ltd. 27,966 69,648
Greenply Industries, Ltd. 35,677 87,304
Grindwell Norton, Ltd. 17,782 298,353
Gujarat Alkalies & Chemicals,
Ltd. 20,537 101,795
Gujarat Ambuja Exports, Ltd. 67,316 103,190
Gujarat Fluorochemicals, Ltd. 16,192 537,489
Gujarat Gas, Ltd. 7,617 35,221
Gujarat Industries Power Co.,
Ltd. 29,568 45,258
Gujarat Mineral Development
Corp., Ltd. 53,425 335,549
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 82,080 416,523
Gujarat Pipavav Port, Ltd. 217,022 394,090
Gujarat State Petronet, Ltd. 160,214 530,520
Gulf Oil Lubricants India, Ltd. 3,070 36,371
Happiest Minds Technologies,
Ltd. 5,781 25,980
Hatsun Agro Product, Ltd. 24,932 238,458
Havells India, Ltd. 39,660 554,022
HBL Engineering, Ltd. 69,052 588,223
HCL Technologies, Ltd. 202,335 3,729,629
ΩHDFC Asset Management
Co., Ltd. 65,202 1,783,163
HDFC Bank, Ltd. 680,333 6,872,667
HDFC Bank, Ltd., Sponsored
ADR 104,355 3,379,015
ΩHDFC Life Insurance Co.,
Ltd. 40,846 324,592

165
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
*HealthCare Global
Enterprises, Ltd. 17,242 $ 110,973
HEG, Ltd. 78,763 464,080
HeidelbergCement India, Ltd. 12,106 22,414
Heritage Foods, Ltd. 27,686 108,080
Hero MotoCorp, Ltd. 60,008 3,610,102
*Heubach Colorants India, Ltd. 1,085 4,463
HFCL, Ltd. 672,495 501,589
HG Infra Engineering, Ltd. 10,441 72,842
Himadri Speciality Chemical,
Ltd. 158,794 795,373
Himatsingka Seide, Ltd. 16,128 18,176
Hindalco Industries, Ltd. 727,783 7,615,860
Hindustan Aeronautics, Ltd. 42,223 2,120,342
Hindustan Copper, Ltd. 208,554 1,555,072
*Hindustan Foods, Ltd. 2,126 10,740
*Hindustan Oil Exploration
Co., Ltd. 21,624 36,639
Hindustan Petroleum Corp.,
Ltd. 210,435 976,826
Hindustan Unilever, Ltd. 60,231 1,553,778
*Hindware Home Innovation,
Ltd. 13,719 33,176
Hitachi Energy India, Ltd. 1,384 283,789
HI-Tech Pipes, Ltd. 8,736 7,073
*HLV, Ltd. 16,884 1,527
Honda India Power Products,
Ltd. 1,550 34,334
HPL Electric & Power, Ltd. 1,014 3,653
*Hubtown, Ltd. 2,425 5,440
Huhtamaki India, Ltd. 6,706 13,136
ICICI Bank, Ltd. 137,613 2,027,076
ICICI Bank, Ltd., Sponsored
ADR 437,886 12,825,681
ΩICICI Lombard General
Insurance Co., Ltd. 31,648 624,135
ΩICICI Prudential Life
Insurance Co., Ltd. 28,449 196,959
ICRA, Ltd. 1,189 81,516
IDFC First Bank, Ltd. 4,036,447 3,667,523
*IFB Industries, Ltd. 5,171 63,055
Igarashi Motors India, Ltd. 4,877 21,167
IIFL Capital Services, Ltd. 85,966 308,912
*India Cements, Ltd. (The) 50,731 252,421
India Glycols, Ltd. 21,930 209,508
India Nippon Electricals, Ltd. 1,436 10,999
ΩIndiaMart InterMesh, Ltd. 7,524 180,102
Indian Bank 107,028 1,060,768
ΩIndian Energy Exchange,
Ltd. 233,303 321,571
Indian Hotels Co., Ltd. (The),
Class A 213,142 1,562,057
Indian Metals & Ferro Alloys,
Ltd. 450 5,703
Indian Oil Corp., Ltd. 293,187 520,286
Indian Railway Catering &
Tourism Corp., Ltd. 58,200 394,200
Indigo Paints, Ltd. 9,290 105,476
Indo Count Industries, Ltd. 46,997 120,446
Shares Value
INDIA — (Continued)
Indoco Remedies, Ltd. 7,169 $ 16,952
Indraprastha Gas, Ltd. 135,358 261,762
Indraprastha Medical Corp.,
Ltd. 3,932 15,523
*Indus Towers, Ltd. 543,486 2,625,040
*IndusInd Bank, Ltd. 91,921 895,452
Info Edge India, Ltd. 77,849 1,057,367
Infosys, Ltd. 489,699 8,735,927
#Infosys, Ltd., Sponsored ADR 187,048 3,288,304
Ingersoll Rand India, Ltd. 3,935 143,014
*Inox Green Energy Services,
Ltd. 39,732 73,406
*Inox Wind, Ltd. 250,907 294,419
*Insecticides India, Ltd. 3,549 22,885
Intellect Design Arena, Ltd. 51,294 509,497
ΩInterGlobe Aviation, Ltd. 36,113 1,804,521
IOL Chemicals and
Pharmaceuticals, Ltd. 149,660 120,444
ION Exchange India, Ltd. 25,874 99,628
Ipca Laboratories, Ltd. 59,759 955,494
IRB Infrastructure Developers,
Ltd. 399,313 180,366
ΩIRCON International, Ltd. 272,735 486,246
ISGEC Heavy Engineering,
Ltd. 5,023 41,262
*ITC Hotels, Ltd. 52,767 103,690
ITC, Ltd. 546,606 1,914,272
J Kumar Infraprojects, Ltd. 28,069 174,402
Jai Corp., Ltd. 10,801 13,240
*Jain Irrigation Systems, Ltd. 296,877 117,702
*Jaiprakash Power Ventures,
Ltd. 1,427,217 235,678
Jammu & Kashmir Bank, Ltd.
(The) 369,988 421,160
Jamna Auto Industries, Ltd. 127,556 172,446
JB Chemicals &
Pharmaceuticals, Ltd. 38,191 776,172
JBM Auto, Ltd. 24,206 148,427
Jindal Drilling & Industries, Ltd. 3,331 17,383
Jindal Saw, Ltd. 222,118 424,424
Jindal Stainless, Ltd. 266,993 2,387,445
Jindal Steel, Ltd. 157,773 1,941,558
*JITF Infralogistics, Ltd., Class
A 6,858 21,483
JK Cement, Ltd. 23,434 1,407,123
JK Lakshmi Cement, Ltd. 35,806 302,096
JK Paper, Ltd. 116,372 413,620
JK Tyre & Industries, Ltd. 101,707 574,612
JSW Energy, Ltd. 175,330 876,388
JSW Steel, Ltd. 389,093 5,136,726
JTEKT India, Ltd. 38,619 57,445
Jubilant Foodworks, Ltd. 179,810 971,595
Jubilant Ingrevia, Ltd. 36,434 251,607
Jubilant Pharmova, Ltd. 7,831 83,590
Jupiter Wagons, Ltd. 13,490 47,427
Jyothy Labs, Ltd. 80,995 218,980
*Jyoti Structures, Ltd. 470,534 49,310
Kajaria Ceramics, Ltd. 41,878 410,824

166
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Kalpataru Projects
International, Ltd. 49,866 $ 620,157
Kalyan Jewellers India, Ltd. 117,598 462,338
Kalyani Steels, Ltd. 16,839 130,099
Kansai Nerolac Paints, Ltd. 10,021 25,077
Karnataka Bank, Ltd. (The) 196,276 388,445
Karur Vysya Bank, Ltd. (The) 446,349 1,462,477
Kaveri Seed Co., Ltd. 12,783 130,418
KCP, Ltd. (The) 32,972 63,179
KDDL, Ltd. 376 9,452
KEC International, Ltd. 85,968 623,493
KEI Industries, Ltd. 64,721 2,829,185
*Kellton Tech Solutions, Ltd. 34,725 5,855
Kennametal India, Ltd. 2,656 56,445
KFin Technologies, Ltd. 10,841 119,503
*Kiri Industries, Ltd. 35,047 176,611
Kirloskar Brothers, Ltd. 13,940 237,361
Kirloskar Ferrous Industries,
Ltd. 16,771 81,642
Kirloskar Oil Engines, Ltd. 45,771 584,157
Kirloskar Pneumatic Co., Ltd. 3,094 38,378
Kitex Garments, Ltd. 25,254 46,927
*Knowledge Marine &
Engineering Works, Ltd. 723 14,034
KNR Constructions, Ltd. 94,204 151,699
*Kolte-Patil Developers, Ltd. 19,142 77,577
Kopran, Ltd. 1,202 1,673
Kotak Mahindra Bank, Ltd. 500,830 2,221,374
ΩKPI Green Energy, Ltd. 25,008 107,590
KPIT Technologies, Ltd. 155,164 1,757,471
KPR Mill, Ltd. 54,130 511,686
KRBL, Ltd. 33,316 123,992
Ω*Krishna Institute of Medical
Sciences, Ltd. 2,195 14,407
Krsnaa Diagnostics, Ltd. 3,731 28,883
KSB, Ltd. 38,325 295,059
*Kwality Wall's India, Ltd. 59,759 26,116
ΩL&T Technology Services,
Ltd. 7,703 311,746
LA Opala RG, Ltd. 13,388 28,203
Landmark Cars, Ltd. 2,624 11,139
Larsen & Toubro, Ltd. 118,001 5,044,330
ΩLaurus Labs, Ltd. 162,155 1,701,096
Laxmi Organic Industries, Ltd. 35,258 54,347
Ω*Lemon Tree Hotels, Ltd. 212,867 298,725
LG Balakrishnan & Bros, Ltd. 14,364 266,723
Linde India, Ltd. 2,120 138,441
Lloyds Engineering Works, Ltd. 173,607 84,173
Lloyds Engineering Works, Ltd. 45,954 22,281
Lloyds Metals & Energy, Ltd. 6,502 78,020
LMW, Ltd. 828 134,298
ΩLodha Developers, Ltd. 1,828 19,306
LT Foods, Ltd. 89,435 362,455
Lumax Auto Technologies, Ltd. 17,326 253,917
Lumax Industries, Ltd. 551 29,153
Lupin, Ltd. 113,035 2,645,378
LUX Industries, Ltd. 1,156 11,709
Madhya Bharat Agro Products,
Ltd. 2,398 10,718
Shares Value
INDIA — (Continued)
Mahanagar Gas, Ltd. 18,240 $ 208,757
Maharashtra Seamless, Ltd. 35,486 200,639
Mahindra & Mahindra, Ltd. 342,080 12,762,062
Mahindra & Mahindra, Ltd.,
GDR 1,668 63,050
*Mahindra Holidays & Resorts
India, Ltd. 38,825 124,848
Mahindra Lifespace
Developers, Ltd. 43,260 172,711
*Man Industries India, Ltd. 19,821 70,137
Man Infraconstruction, Ltd. 65,474 78,359
Mangalam Cement, Ltd. 8,373 71,417
*Mangalore Refinery &
Petrochemicals, Ltd. 74,665 143,295
Manorama Industries, Ltd. 1,526 22,407
Marico, Ltd. 233,697 1,854,079
Marksans Pharma, Ltd. 117,206 208,770
Maruti Suzuki India, Ltd. 8,653 1,373,286
Mastek, Ltd. 7,905 176,262
ΩMatrimony.com, Ltd. 937 5,270
*Max Estates, Ltd. 558 2,337
*Max Financial Services, Ltd. 17,474 306,520
Max Healthcare Institute, Ltd. 78,730 818,903
Mayur Uniquoters, Ltd. 7,570 42,155
Mazagon Dock Shipbuilders,
Ltd. 10,928 305,657
*Medplus Health Services, Ltd. 19,010 165,110
*Meghmani Organics, Ltd. 15,054 9,839
ΩMetropolis Healthcare, Ltd. 17,421 354,717
Minda Corp., Ltd. 48,964 299,599
ΩMishra Dhatu Nigam, Ltd. 16,806 68,558
MM Forgings, Ltd. 5,878 26,151
MOIL, Ltd. 68,037 270,595
Monte Carlo Fashions, Ltd. 8,944 55,067
Morepen Laboratories, Ltd. 287,683 113,556
Motherson Sumi Wiring India,
Ltd. 677,734 317,989
Mphasis, Ltd. 49,167 1,474,676
MPS, Ltd. 622 12,637
MRF, Ltd. 835 1,199,704
Mrs Bectors Food Specialities,
Ltd. 59,370 143,785
MSTC, Ltd. 14,618 73,370
Multi Commodity Exchange of
India, Ltd. 9,234 253,769
Narayana Hrudayalaya, Ltd. 40,730 782,786
Natco Pharma, Ltd. 57,438 521,945
National Aluminium Co., Ltd. 866,323 3,630,104
National Fertilizers, Ltd. 97,485 87,717
Nava, Ltd. 53,326 326,898
Navin Fluorine International,
Ltd. 1,077 71,408
Ω*Navkar Corp., Ltd. 17,493 18,361
Navneet Education, Ltd. 48,370 75,210
*Nazara Technologies, Ltd. 80,000 247,338
NBCC India, Ltd. 104,198 111,983
NCC, Ltd. 382,198 608,401
NCL Industries, Ltd. 18,393 36,623
NELCO, Ltd. 4,568 32,509

167
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
NESCO, Ltd. 11,555 $ 143,151
Nestle India, Ltd. 134,260 1,944,699
Netweb Technologies India,
Ltd. 6,612 226,039
Neuland Laboratories, Ltd. 2,629 378,713
Newgen Software
Technologies, Ltd. 30,928 195,680
NHPC, Ltd. 585,691 497,905
NIIT Learning Systems, Ltd. 5,086 21,945
NIIT, Ltd. 89,896 73,002
Nilkamal, Ltd. 2,668 40,342
ΩNippon Life India Asset
Management, Ltd. 64,782 618,400
NLC India, Ltd. 76,475 215,406
*NMDC Steel, Ltd. 274,958 126,916
NMDC, Ltd. 2,375,633 2,097,298
NOCIL, Ltd. 48,009 69,043
Novartis India, Ltd. 4,345 35,865
NRB Bearings, Ltd. 27,715 76,950
NTPC, Ltd. 452,526 1,751,317
Nucleus Software Exports, Ltd. 3,075 30,306
Oberoi Realty, Ltd. 67,289 1,090,596
Oil & Natural Gas Corp., Ltd. 262,179 766,579
Oil India, Ltd. 124,054 687,852
Olectra Greentech, Ltd. 3,168 37,353
*One 97 Communications, Ltd. 81,010 1,001,754
*Onesource Specialty Pharma,
Ltd. 19,386 251,736
Oracle Financial Services
Software, Ltd. 8,946 754,678
*Orchid Pharma, Ltd. 2,118 16,097
Orient Cement, Ltd. 42,923 73,604
*Orient Green Power Co., Ltd. 138,435 15,636
Oriental Hotels, Ltd. 9,810 10,828
Page Industries, Ltd. 2,402 861,573
Panama Petrochem, Ltd. 13,480 43,200
ΩParag Milk Foods, Ltd. 22,437 61,747
Patanjali Foods, Ltd. 34,425 187,268
*Patel Engineering, Ltd. 463,000 143,600
*PB Fintech, Ltd. 15,878 285,584
*PC Jeweller, Ltd. 2,354,560 272,091
PCBL CHEMICAL, Ltd. 115,528 334,072
Pearl Global Industries, Ltd. 2,749 46,545
*Peninsula Land, Ltd. 8,678 1,905
*Pennar Industries, Ltd. 20,396 37,880
Persistent Systems, Ltd. 50,002 3,280,468
Petronet LNG, Ltd. 592,687 1,866,896
PG Electroplast, Ltd. 59,721 355,583
Phoenix Mills, Ltd. (The) 67,540 1,226,678
PI Industries, Ltd. 23,628 820,774
Pidilite Industries, Ltd. 40,152 624,667
Piramal Pharma, Ltd. 271,833 457,096
Pitti Engineering, Ltd. 8,268 70,634
PNC Infratech, Ltd. 52,987 125,688
Poly Medicure, Ltd. 4,471 73,923
Polycab India, Ltd. 17,452 1,330,611
Polyplex Corp., Ltd. 7,787 71,756
Pondy Oxides & Chemicals,
Ltd. 939 12,168
Shares Value
INDIA — (Continued)
Power Grid Corp. of India, Ltd. 515,518 $ 1,437,482
Power Mech Projects, Ltd. 10,301 232,297
Praj Industries, Ltd. 90,953 286,887
Prakash Industries, Ltd. 98,167 130,751
ΩPrataap Snacks, Ltd. 4,820 58,639
Precision Wires India, Ltd. 32,031 85,190
Prestige Estates Projects, Ltd. 108,891 1,730,063
Pricol, Ltd. 72,888 435,090
*Prime Focus, Ltd. 6,966 17,086
Prince Pipes & Fittings, Ltd. 17,117 44,510
*Prism Johnson, Ltd. 53,090 72,991
Privi Speciality Chemicals, Ltd. 4,455 136,220
Procter & Gamble Health, Ltd. 3,281 189,147
Procter & Gamble Hygiene &
Health Care, Ltd. 1,186 151,700
*PSP Projects, Ltd. 1,470 11,987
Punjab National Bank 482,128 656,150
*Puravankara, Ltd. 18,870 48,025
*PVR Inox, Ltd. 28,886 306,108
ΩQuess Corp., Ltd. 7,190 16,260
R Systems International, Ltd. 3,280 13,530
Radico Khaitan, Ltd. 34,668 1,065,847
Rail Vikas Nigam, Ltd. 53,040 198,004
Railtel Corp. of India, Ltd. 67,369 258,820
Rain Industries, Ltd. 129,892 218,757
Rallis India, Ltd. 41,188 122,999
Ram Ratna Wires, Ltd. 3,114 9,937
*Rama Steel Tubes, Ltd. 259,252 21,983
Ramco Cements, Ltd. (The) 57,589 701,805
*Ramco Systems, Ltd. 2,277 11,554
Ramkrishna Forgings, Ltd. 62,399 346,701
*Ramky Infrastructure, Ltd. 9,222 47,695
Rane Holdings, Ltd. 2,928 41,370
Rashtriya Chemicals &
Fertilizers, Ltd. 141,609 211,349
*Rategain Travel
Technologies, Ltd., Class A 930 6,188
Ratnamani Metals & Tubes,
Ltd. 8,817 212,471
*RattanIndia Power, Ltd. 1,771,345 163,872
*Raymond Lifestyle, Ltd. 38,568 439,358
*Raymond Realty, Ltd. 48,210 265,453
*Raymond, Ltd. 48,210 199,129
ΩRBL Bank, Ltd. 694,449 2,255,379
Redington, Ltd. 891,446 2,630,608
Redtape, Ltd. 6,136 8,250
Reliance Industrial
Infrastructure, Ltd. 5,705 44,229
Reliance Industries, Ltd. 685,505 10,398,735
ΩReliance Industries, Ltd.,
GDR 21,231 1,288,722
*Reliance Infrastructure, Ltd. 71,378 104,009
*Reliance Power, Ltd. 2,647,527 813,074
*Religare Enterprises, Ltd. 49,509 128,165
*Restaurant Brands Asia, Ltd. 4,663 3,215
Rico Auto Industries, Ltd. 69,003 87,023
RITES, Ltd. 45,132 112,070
Route Mobile, Ltd. 926 5,992
*RPSG Ventures, Ltd. 2,132 16,781

168
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Safari Industries India, Ltd. 4,263 $ 94,165
*Sagar Cements, Ltd. 15,512 32,892
Saksoft, Ltd. 4,980 9,363
Ω*Salasar Techno
Engineering, Ltd. 286,134 24,667
Samvardhana Motherson
International, Ltd. 1,369,423 1,680,749
Sandhar Technologies, Ltd. 5,244 27,894
Sangam India, Ltd., Class A 3,209 15,864
Sanghvi Movers, Ltd. 18,034 59,236
Sanofi Consumer Healthcare
India, Ltd. 3,912 180,606
Sanofi India, Ltd. 3,912 170,863
ΩSansera Engineering, Ltd. 2,881 54,346
*Sapphire Foods India, Ltd. 60,343 124,343
Sarda Energy & Minerals, Ltd. 60,824 323,866
Saregama India, Ltd. 16,294 59,729
Sasken Technologies, Ltd. 3,582 47,900
Savita Oil Technologies, Ltd. 12,300 46,646
SBI Cards & Payment
Services, Ltd. 61,699 505,430
ΩSBI Life Insurance Co., Ltd. 60,749 1,319,819
Schaeffler India, Ltd. 11,105 437,270
*Schneider Electric
Infrastructure, Ltd. 29,637 223,210
Senco Gold, Ltd. 36,396 121,726
*SEPC, Ltd. 400,699 35,894
Seshasayee Paper & Boards,
Ltd. 8,475 20,849
ΩSH Kelkar & Co., Ltd. 20,439 32,216
Shaily Engineering Plastics,
Ltd. 7,232 150,454
Shakti Pumps India, Ltd. 35,505 239,846
*Shalby, Ltd. 11,732 21,446
*Shankara Buildpro, Ltd. 4,888 39,914
Sharda Cropchem, Ltd. 18,070 203,482
Sharda Motor Industries, Ltd. 13,192 122,164
Shilpa Medicare, Ltd. 46,116 144,859
Shipping Corp. of India, Ltd. 172,432 422,460
Shivalik Bimetal Controls, Ltd. 5,945 27,470
*Shoppers Stop, Ltd. 15,065 60,006
Shree Cement, Ltd. 2,189 642,154
Shriram Pistons & Rings, Ltd. 8,790 262,713
*Shriram Properties, Ltd. 7,700 6,217
Siemens Energy India, Ltd. 7,037 190,270
Siemens, Ltd. 7,037 237,248
*SIS, Ltd. 18,779 68,696
Siyaram Silk Mills, Ltd. 11,799 66,866
SJS Enterprises, Ltd. 6,471 117,359
*SKF India Industrial, Ltd. 10,407 307,829
SKF India, Ltd. 10,407 191,198
Skipper, Ltd. 28,348 111,466
SML Mahindra, Ltd. 1,012 38,062
Sobha, Ltd. 18,481 291,356
Solar Industries India, Ltd. 9,488 1,390,387
Somany Ceramics, Ltd. 6,356 28,209
ΩSONA BLW Precision
Forgings, Ltd. 4,193 22,597
Sonata Software, Ltd. 105,544 364,062
Shares Value
INDIA — (Continued)
South Indian Bank, Ltd. (The) 1,998,206 $ 816,335
SP Apparels, Ltd. 1,017 7,453
SRF, Ltd. 96,925 2,967,467
Star Cement, Ltd. 68,064 162,769
*Star Health & Allied Insurance
Co., Ltd. 2,484 12,671
State Bank of India 231,307 2,708,546
State Bank of India, Class A,
GDR 6,235 738,224
Steel Authority of India, Ltd. 545,963 896,985
Steelcast, Ltd. 3,138 6,295
*Sterlite Technologies, Ltd. 46,719 54,013
*STL Networks, Ltd. 30,369 6,666
Strides Pharma Science, Ltd. 44,810 427,214
*Stylam Industries, Ltd. 719 17,296
*Subex, Ltd. 337,392 34,037
Subros, Ltd. 15,233 133,936
Sudarshan Chemical
Industries, Ltd. 13,830 135,718
Sumitomo Chemical India, Ltd. 12,651 56,339
Sun Pharmaceutical Industries,
Ltd. 154,710 2,683,070
Sun TV Network, Ltd. 53,803 325,055
Sundaram-Clayton, Ltd. 2,010 27,108
Sundram Fasteners, Ltd. 40,668 421,104
Sunteck Realty, Ltd. 38,289 166,538
Suprajit Engineering, Ltd. 34,408 168,510
Supreme Industries, Ltd. 23,611 901,832
Supreme Petrochem, Ltd. 25,876 160,340
Supriya Lifescience, Ltd. 14,834 109,021
Surya Roshni, Ltd. 50,195 134,699
*Suzlon Energy, Ltd. 5,641,866 2,923,742
Swaraj Engines, Ltd. 3,098 116,618
Symphony, Ltd. 2,360 23,684
ΩSyngene International, Ltd. 111,573 574,255
TAJGVK Hotels & Resorts,
Ltd. 3,871 15,507
Tamil Nadu Newsprint &
Papers, Ltd. 7,444 10,757
Tanla Platforms, Ltd. 52,756 293,208
*TARC, Ltd. 42,378 70,504
Tata Chemicals, Ltd. 118,003 956,531
Tata Communications, Ltd. 28,022 478,419
Tata Consultancy Services,
Ltd. 118,330 4,018,493
Tata Consumer Products, Ltd. 114,149 1,407,078
Tata Elxsi, Ltd. 11,561 669,058
Tata Motors Passenger
Vehicles, Ltd. 801,052 3,048,330
*Tata Motors, Ltd. 801,052 3,992,742
Tata Power Co., Ltd. (The) 307,543 1,224,655
Tata Steel, Ltd. 4,641,349 9,744,625
TCI Express, Ltd. 2,486 14,677
TCPL Packaging, Ltd. 358 10,153
TD Power Systems, Ltd. 84,047 666,528
Tech Mahindra, Ltd. 191,009 3,619,489
Techno Electric & Engineering
Co., Ltd. 23,038 244,061
Tega Industries, Ltd. 3,737 69,164

169
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Texmaco Rail & Engineering,
Ltd. 195,777 $ 271,869
Thanga Mayil Jewellery, Ltd. 496 17,905
Thermax, Ltd. 7,625 238,562
*Thirumalai Chemicals, Ltd. 7,320 15,156
Thomas Cook India, Ltd. 92,240 122,906
Tilaknagar Industries, Ltd. 68,972 323,875
Time Technoplast, Ltd. 234,806 459,389
Timken India, Ltd. 6,851 219,083
Tips Music, Ltd. 9,618 56,864
Titagarh Rail System, Ltd. 38,717 345,554
Titan Co., Ltd. 73,166 3,163,587
Torrent Pharmaceuticals, Ltd. 25,126 1,081,876
Torrent Power, Ltd. 50,970 768,865
Transport Corp. of India, Ltd. 18,521 214,228
Trent, Ltd. 42,976 1,768,563
Trident, Ltd. 645,663 182,565
Triveni Engineering &
Industries, Ltd. 38,758 158,171
Triveni Turbine, Ltd. 83,693 457,144
TTK Prestige, Ltd. 11,202 71,800
Tube Investments of India, Ltd. 59,617 1,513,376
TVS Holdings, Ltd. 2,219 363,242
*TVS Motor Co. 358,080 38,927
TVS Motor Co., Ltd. 89,520 3,578,756
TVS Srichakra, Ltd. 2,064 91,356
Uflex, Ltd. 19,544 97,967
Ω*Ujjivan Small Finance Bank,
Ltd. 531,104 377,424
UltraTech Cement, Ltd. 27,023 3,729,093
*Unichem Laboratories, Ltd. 10,202 41,518
Union Bank of India, Ltd. 549,120 1,079,048
United Breweries, Ltd. 9,681 154,549
United Spirits, Ltd. 53,019 785,364
UNO Minda, Ltd. 66,718 857,515
UPL, Ltd. 289,126 2,212,586
Usha Martin, Ltd. 111,370 495,482
*V2 Retail, Ltd. 6,405 138,952
VA Tech Wabag, Ltd. 24,786 290,386
Vadilal Industries, Ltd. 728 34,669
Vaibhav Global, Ltd. 18,881 45,940
*Valor Estate, Ltd. 164,418 190,590
Vardhman Textiles, Ltd. 61,130 287,317
ΩVarroc Engineering, Ltd. 21,352 133,909
Varun Beverages, Ltd. 371,790 1,904,672
*Vascon Engineers, Ltd. 117,538 52,823
Vedanta, Ltd. 559,391 4,144,617
Veedol Corp., Ltd. 3,518 54,819
ΩVenus Pipes & Tubes, Ltd. 963 10,721
Vesuvius India, Ltd. 49,190 264,887
V-Guard Industries, Ltd. 74,966 286,825
Vijaya Diagnostic Centre, Ltd. 8,328 86,795
Vimta Labs, Ltd. 14,358 64,159
Vinati Organics, Ltd. 8,159 135,405
Vindhya Telelinks, Ltd. 3,334 44,250
Vintage Coffee And
Beverages, Ltd. 6,960 11,124
Vishnu Chemicals, Ltd. 2,274 12,960
Shares Value
INDIA — (Continued)
*VL E-Governance & IT
Solutions, Ltd. 3,981 $ 631
*V-Mart Retail, Ltd. 2,609 17,932
*Vodafone Idea, Ltd. 2,531,501 307,399
Voltamp Transformers, Ltd. 5,709 457,682
Voltas, Ltd. 35,059 506,100
VRL Logistics, Ltd. 34,507 101,266
VST Industries, Ltd. 21,736 55,434
VST Tillers Tractors, Ltd. 1,815 108,984
*Walchandnagar Industries,
Ltd. 1,088 2,222
*Websol Energy System, Ltd. 76,570 67,757
Welspun Corp., Ltd. 68,633 544,102
Welspun Enterprises, Ltd. 44,942 230,383
Welspun Living, Ltd. 162,800 219,332
West Coast Paper Mills, Ltd. 21,076 91,865
Westlife Foodworld, Ltd. 20,843 111,740
Whirlpool of India, Ltd. 1,656 14,001
Wipro, Ltd. 255,440 657,847
#Wipro, Ltd., Sponsored ADR 54,604 137,602
*Wockhardt, Ltd. 81,770 1,228,672
Wonderla Holidays, Ltd. 9,871 53,638
*Yes Bank, Ltd. 7,525,437 1,751,538
Zee Entertainment Enterprises,
Ltd. 540,941 496,204
Zensar Technologies, Ltd. 66,700 471,459
*Zuari Agro Chemicals, Ltd. 489 1,472
Zydus Lifesciences, Ltd. 119,406 1,149,179
Zydus Wellness, Ltd. 19,035 92,767
TOTAL INDIA 477,873,174
INDONESIA — (0.4%)
ABM Investama TBK PT 200,200 34,351
*Adhi Karya Persero TBK PT 1,582,200 22,058
Adi Sarana Armada TBK PT 1,301,000 92,237
AKR Corporindo TBK PT 6,291,900 472,314
*Alam Sutera Realty TBK PT 6,898,100 64,522
Alamtri Minerals Indonesia
TBK PT 4,185,800 495,014
Allo Bank Indonesia TBK PT 732,400 64,360
*Amman Mineral Internasional
PT 1,078,800 488,465
Aneka Tambang TBK 5,210,120 1,306,798
*<Armidian Karyatama TBK PT 230,900 –
Arwana Citramulia TBK PT 2,068,200 64,073
Aspirasi Hidup Indonesia TBK
PT 3,617,600 86,210
Astra Agro Lestari TBK PT 393,788 173,609
Astra International TBK PT 4,593,500 1,737,785
Astra Otoparts TBK PT 490,800 73,978
Asuransi Tugu Pratama
Indonesia TBK PT 518,100 35,651
Avia Avian TBK PT 4,498,500 115,779
*Bank Aladin Syariah TBK PT 1,561,600 60,473
Bank Amar Indonesia TBK PT 2,783,100 35,483
*Bank Artha Graha
Internasional TBK PT 1,098,300 11,778
Bank BTPN Syariah TBK PT 1,836,200 131,821

170
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
*Bank Capital Indonesia TBK
PT 633,700 $ 6,494
Bank Central Asia TBK PT 6,257,900 2,758,919
*Bank China Construction
Bank Indonesia TBK PT 1,768,600 7,903
*Bank Ganesha TBK PT 2,308,500 18,980
*Bank Jago TBK PT 1,628,500 164,936
Bank Mandiri Persero TBK PT 10,203,036 2,929,916
*Bank Mayapada International
TBK PT 1,646,078 22,556
Bank Maybank Indonesia TBK
PT 4,532,400 57,786
Bank Negara Indonesia
Persero TBK PT 3,606,140 964,645
*Bank Neo Commerce TBK PT 5,200,600 121,456
Bank OCBC Nisp TBK PT 2,258,500 193,759
Bank Pan Indonesia TBK PT 2,309,800 147,932
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 1,859,081 89,160
Bank Pembangunan Daerah
Jawa Timur TBK PT 2,682,400 88,694
Bank Rakyat Indonesia
Persero TBK PT 8,985,693 2,039,648
Bank Syariah Indonesia TBK
PT 4,174,037 559,522
Bank Tabungan Negara
Persero TBK PT 5,114,685 374,803
*Barito Pacific TBK PT 6,897,029 887,553
*Barito Renewables Energy
TBK PT 219,900 111,686
*Bintang Oto Global TBK PT 247,300 22,984
BISI International TBK PT 718,200 37,654
Blue Bird TBK PT 430,800 42,990
*Buana Lintas Lautan TBK PT 9,367,200 274,570
Bukit Asam TBK PT 2,461,600 363,704
*Buma Internasional Grup
TBK PT 2,215,100 41,174
*Bumi Resources Minerals
TBK PT 28,864,300 1,857,220
*Bumi Resources TBK PT 37,987,900 583,907
*Bumi Serpong Damai TBK PT 3,094,700 165,936
*Capital Financial Indonesia
TBK PT 476,000 43,814
*Cemindo Gemilang PT 1,372,200 66,628
Chandra Asri Pacific TBK PT 119,500 45,920
Charoen Pokphand Indonesia
TBK PT 2,054,300 542,183
ΩCikarang Listrindo TBK PT 720,300 30,039
Ciputra Development TBK PT 6,820,572 337,270
Cisarua Mountain Dairy PT
TBK 821,700 249,667
*Citra Marga Nusaphala
Persada TBK PT 775,750 62,855
*Darma Henwa TBK PT 911,100 29,312
Dayamitra Telekomunikasi PT 5,212,600 172,356
Dharma Satya Nusantara TBK
PT 2,667,800 218,542
Shares Value
INDONESIA — (Continued)
*Dian Swastatika Sentosa
TBK PT 50,400 $ 297,265
*Eagle High Plantations TBK
PT 3,742,300 31,214
Elnusa TBK PT 1,801,900 73,536
*Energi Mega Persada TBK PT 9,895,100 766,377
Erajaya Swasembada TBK PT 6,013,000 141,862
ESSA Industries Indonesia
TBK PT 4,764,400 185,921
Gajah Tunggal TBK PT 1,261,600 80,800
Garudafood Putra Putri Jaya
TBK PT 5,336,700 112,552
Golden Energy Mines TBK PT 82,500 38,829
Gudang Garam TBK PT 354,000 330,062
*Harum Energy TBK PT 1,959,800 123,181
Hexindo Adiperkasa TBK PT,
Class A 103,600 26,726
*Impack Pratama Industri TBK
PT 3,333,000 472,597
Indah Kiat Pulp & Paper TBK
PT 1,513,400 820,491
Indika Energy TBK PT 1,356,100 261,767
Indo Tambangraya Megah
TBK PT 376,000 491,701
Indocement Tunggal Prakarsa
TBK PT 646,300 256,056
Indofood CBP Sukses Makmur
TBK PT 294,600 139,533
Indofood Sukses Makmur TBK
PT 2,536,500 1,027,596
Indomobil Sukses
Internasional TBK PT 850,200 53,185
Indosat TBK PT 1,970,600 261,807
*Industri dan Perdagangan
Bintraco Dharma TBK PT 2,818,500 16,792
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 5,441,297 170,192
*<Inti Agri Resources TBK PT 473,600 –
*Intiland Development TBK PT 3,588,500 29,931
Japfa Comfeed Indonesia TBK
PT 3,628,600 598,822
Jasa Marga Persero TBK PT 792,326 168,048
Jaya Real Property TBK PT 932,000 59,412
Kalbe Farma TBK PT 5,835,400 398,066
Kawasan Industri Jababeka
TBK PT 10,182,900 138,320
*Krakatau Steel Persero TBK
PT 1,204,700 23,398
*Lippo Karawaci TBK PT 18,567,395 107,300
Map Aktif Adiperkasa PT 7,420,100 309,447
Matahari Department Store
TBK PT 496,000 55,407
Mayora Indah TBK PT 1,394,925 191,974
*MD Entertainment TBK PT 662,310 572,147
Medco Energi Internasional
TBK PT 5,936,832 537,622
Medikaloka Hermina TBK PT 4,300,200 340,737
*Merdeka Battery Materials
TBK PT 10,948,400 456,591

171
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
*Merdeka Copper Gold TBK
PT 1,894,527 $ 362,313
*Metro Healthcare Indonesia
TBK PT 6,462,300 204,052
Metrodata Electronics TBK PT 3,792,500 128,789
Metropolitan Kentjana TBK PT 12,400 17,638
Midi Utama Indonesia TBK PT 2,976,600 54,620
Mitra Adiperkasa TBK PT 6,483,800 457,748
Mitra Keluarga Karyasehat
TBK PT 1,575,800 223,438
*MNC Digital Entertainment
TBK PT 1,683,400 38,111
*MNC Tourism Indonesia TBK
PT 31,425,000 350,103
Mulia Industrindo TBK PT 1,019,500 20,044
Pabrik Kertas Tjiwi Kimia TBK
PT 949,000 412,732
*Pacific Strategic Financial
TBK PT 1,672,500 151,457
Pakuwon Jati TBK PT 11,285,400 242,046
*Panin Financial TBK PT 8,363,500 132,540
*Paninvest TBK PT 919,000 43,801
Pantai Indah Kapuk Dua TBK
PT 72,341 40,082
Perusahaan Gas Negara
Persero TBK PT 4,015,200 507,133
Petrindo Jaya Kreasi TBK PT 1,746,000 187,239
Petrosea TBK PT 950,600 399,269
*<Pool Advista Indonesia TBK
PT 91,300 51
*PP Persero TBK PT 1,612,400 34,006
Puradelta Lestari TBK PT 5,932,400 49,481
Rukun Raharja TBK PT 472,700 121,660
Salim Ivomas Pratama TBK PT 1,950,400 66,233
Sampoerna Agro TBK PT 279,100 129,698
*Sarana Meditama
Metropolitan TBK PT 1,483,100 28,982
Sarana Menara Nusantara
TBK PT 12,025,000 376,117
Sariguna Primatirta TBK PT 4,077,900 96,208
Sawit Sumbermas Sarana
TBK PT 2,302,100 229,730
*<Sekawan Intipratama TBK
PT 1,471,800 –
Selamat Sempurna TBK PT 1,742,900 181,195
Semen Indonesia Persero
TBK PT 2,360,703 344,577
*Siloam International Hospitals
TBK PT 243,148 39,981
Steel Pipe Industry of
Indonesia PT 504,000 13,512
Sumber Alfaria Trijaya TBK PT 9,934,400 1,032,799
Sumber Tani Agung
Resources TBK PT 1,808,600 130,379
Summarecon Agung TBK PT 7,167,433 169,097
Surya Citra Media TBK PT 14,424,400 214,841
Surya Semesta Internusa TBK
PT 3,255,000 304,459
Shares Value
INDONESIA — (Continued)
Telkom Indonesia Persero
TBK PT 4,360,000 $ 935,121
Telkom Indonesia Persero
TBK PT, Sponsored ADR 11,885 251,011
Temas TBK PT 2,776,400 22,330
Tempo Scan Pacific TBK PT 427,100 68,702
Timah TBK PT 2,016,400 389,225
Total Bangun Persada TBK PT 338,600 20,677
Tower Bersama Infrastructure
TBK PT 987,100 104,973
Transcoal Pacific TBK PT 468,500 287,492
Trimegah Bangun Persada
TBK PT 3,547,900 290,638
*Trimegah Sekuritas
IndonesiaTBK PT, Class A 553,500 20,115
Triputra Agro Persada PT 5,693,300 507,089
Tunas Baru Lampung TBK PT 2,039,028 79,569
Ultrajaya Milk Industry &
Trading Co. TBK PT 1,058,000 94,864
Unilever Indonesia TBK PT 2,524,900 289,570
United Tractors TBK PT 1,146,224 1,778,918
Vale Indonesia TBK PT 1,150,708 442,184
*<Waskita Karya Persero TBK
PT, Class A 3,217,605 7,261
*<Wijaya Karya Persero TBK
PT 1,766,100 8,049
Wintermar Offshore Marine
TBK PT 1,593,913 51,753
XLSMART Telecom Sejahtera
TBK PT 4,299,746 845,349
TOTAL INDONESIA 46,500,147
IRELAND — (0.4%)
AIB Group PLC 1,373,281 15,438,751
Bank of Ireland Group PLC 546,062 11,137,825
Cairn Homes PLC 484,780 1,205,347
FBD Holdings PLC 14,294 275,480
Glanbia PLC 149,949 2,895,230
Ω*Glenveagh Properties PLC 315,832 735,681
Irish Continental Group PLC 88,767 673,742
Kerry Group PLC, Class A 30,844 2,744,689
Kingspan Group PLC 60,129 5,257,657
*Permanent TSB Group
Holdings PLC 36,653 135,174
TOTAL IRELAND 40,499,576
ISRAEL — (1.0%)
*Accel Solutions Group, Ltd. 38,891 23,067
Ackerstein Group, Ltd. 9,860 25,227
Afcon Holdings, Ltd. 936 97,465
*AFI Properties, Ltd. 4,877 373,713
Africa Israel Residences, Ltd. 2,800 263,202
*Airport City, Ltd. 17,649 330,722
Alrov Properties and Lodgings,
Ltd., Registered 2,753 227,893
Altshuler Shaham Finance,
Ltd. 15,377 31,193
Amos Luzon Development and
Energy Group, Ltd. 4,680 7,287
Amot Investments, Ltd. 27,594 215,098

172
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
ISRAEL — (Continued)
Analyst IMS Investment
Management Services, Ltd. 1,179 $ 59,782
Arad, Ltd. 13,942 234,547
*Argo Properties NV 6,739 273,232
Ari Real Estate Arena
Investment, Ltd. 13,159 18,476
*Ashdod Refinery, Ltd. 3,674 75,646
Ashtrom Group, Ltd. 22,738 505,543
AudioCodes, Ltd. 19,311 161,247
AudioCodes, Ltd. – 3
#Aura Investments, Ltd. 36,795 260,746
Automatic Bank Services, Ltd. 7,964 60,147
*Avgol Industries 1953, Ltd. 8,213 3,455
Ayalon Holdings, Ltd. 7,453 226,672
Azorim-Investment
Development & Construction
Co., Ltd. 48,197 309,575
Azrieli Group, Ltd. 3,290 444,465
Bank Hapoalim BM 264,792 6,586,384
Bank Leumi Le-Israel BM,
Class IS 467,378 11,301,824
*Bet Shemesh Engines
Holdings 1997, Ltd. 4,354 1,104,561
Bezeq The Israeli
Telecommunication Corp., Ltd. 438,605 1,132,987
Big Shopping Centers, Ltd. 2,006 485,402
Blue Square Real Estate, Ltd. 2,181 319,342
*Camtek, Ltd. 5,451 843,473
*Carasso Motors, Ltd. 24,062 290,108
Castro Model, Ltd. 1,288 58,307
Cellcom Israel, Ltd. 93,048 1,114,023
#*Ceragon Networks, Ltd. 16,269 37,419
*CIELO-BLU GROUP, Ltd. 23,341 23,995
Clal Insurance Enterprises
Holdings, Ltd., Registered 67,355 4,940,907
Danel Adir Yeoshua, Ltd. 4,246 650,007
Danya Cebus, Ltd. 3,989 186,775
Delek Automotive Systems,
Ltd. 22,978 172,496
Delek Group, Ltd. 11,685 3,297,381
Delta Galil, Ltd. 10,494 573,190
#Delta Israel Brands, Ltd. 2,849 135,517
Diplomat Holdings, Ltd. 6,485 109,559
Dor Alon Energy in Israel
1988, Ltd. 1,159 61,768
*Doral Group Renewable
Energy Resources, Ltd. 78,438 1,105,350
Duniec Brothers, Ltd. 2,185 191,251
El Al Israel Airlines 197,702 1,122,726
Elbit Systems, Ltd. 887 630,865
Elbit Systems, Ltd. 1,499 1,053,152
Electra Consumer Products
1970, Ltd. 6,879 221,146
Electra, Ltd. 20,020 697,046
Energix-Renewable Energies,
Ltd. 26,135 167,190
*Enlight Renewable Energy,
Ltd. 15,900 883,563
Shares Value
ISRAEL — (Continued)
*Enlight Renewable Energy,
Ltd. 1,161 $ 66,152
*Equital, Ltd. 19,437 915,134
*Fattal Holdings 1998, Ltd. 4,281 885,872
First International Bank Of
Israel, Ltd. (The) 21,633 1,849,451
FMS Enterprises Migun, Ltd. 1,586 137,641
Formula Systems 1985, Ltd. 8,787 1,406,022
Fox Wizel, Ltd. 6,746 683,244
Gav-Yam Lands Corp., Ltd. – 6
*Gilat Satellite Networks, Ltd. 28,241 551,862
*Hagag Group Real Estate
Development 21,342 172,509
Harel Insurance Investments &
Financial Services, Ltd. 89,394 4,127,791
Hilan, Ltd. 10,963 878,345
ICL Group, Ltd. 157,626 860,965
IDI Insurance Co., Ltd. 9,158 722,766
Ilex Medical, Ltd. 533 10,947
Inrom Construction Industries,
Ltd. 69,865 456,664
*Intercure, Ltd. 1,560 1,476
Isracard, Ltd. 1 3
Israel Canada T.R, Ltd., Class
A 68,925 390,748
Israel Discount Bank, Ltd.,
Class A 391,700 4,645,290
#Israel Shipyards Industries,
Ltd. 2,035 116,882
*Israir Group, Ltd. 102,354 55,079
Isras Investment Co., Ltd. 1,324 421,740
Isrotel, Ltd. 235 13,155
Issta, Ltd. 10,754 385,563
Kamada, Ltd. 13,239 110,149
Kamada, Ltd. 6,921 58,272
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 59,640 116,428
Kenon Holdings, Ltd. 8,219 588,819
Klil Industries, Ltd. 76 4,788
Kvutzat Acro, Ltd. 8,721 122,050
Lahav L.R. Real Estate, Ltd. 31,625 97,339
Land Development Nimrodi
Group, Ltd. 18,252 219,291
Lapidoth Capital, Ltd. 3,942 123,959
M Yochananof & Sons, Ltd. 6,048 722,926
Magic Software Enterprises,
Ltd. 29,986 770,340
*Malam - Team, Ltd. 5,184 220,417
Matrix IT, Ltd. 21,611 973,418
Max Stock, Ltd. 47,241 428,324
#*Maytronics, Ltd. 35,168 41,263
Mediterranean Towers, Ltd. 75,670 378,056
Mega Or Holdings, Ltd. 8,400 919,260
Meitav Investment House, Ltd. 27,133 1,060,596
Melisron, Ltd. 1 82
Menora Mivtachim Holdings,
Ltd. 17,643 2,280,733

173
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
ISRAEL — (Continued)
*Meshek Energy Renewable
Energies, Ltd. 196,050 $ 681,963
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,676 339,538
*Migdal Insurance & Financial
Holdings, Ltd. 354,650 1,916,469
Mivne Real Estate KD, Ltd. 143,959 676,380
Mizrahi Tefahot Bank, Ltd. 36,970 2,911,729
*Naphtha Israel Petroleum
Corp., Ltd. 15,632 135,561
*Nayax, Ltd. 1,669 94,133
Neto Malinda Trading, Ltd. 5,958 345,288
*Neto ME Holdings, Ltd. 907 78,714
Next Vision Stabilized
Systems, Ltd. 42,903 3,871,876
*Nice, Ltd. 57 6,107
#*Nice, Ltd., Sponsored ADR 1,366 145,356
#*Nova, Ltd. 560 256,391
*Nova, Ltd., Registered 5,678 2,829,446
Novolog, Ltd. 145,969 57,861
Oil Refineries, Ltd. 1,988,076 656,173
One Software Technologies,
Ltd. 31,378 906,697
*OPC Energy, Ltd. 34,790 952,944
*OY Nofar Energy, Ltd. 5,051 253,825
Palram Industries 1990, Ltd. 10,980 201,594
Partner Communications Co.,
Ltd. 103,124 1,260,353
Paz Retail And Energy, Ltd. 8,178 2,005,865
*Perion Network, Ltd. 25,966 226,690
Phoenix Financial, Ltd. 88,692 4,333,579
Plasson Industries, Ltd., Class
B 1,869 104,445
Polyram Plastic Industries, Ltd. 16,346 54,956
#*Prashkovsky Investments
and Construction, Ltd. 5,750 291,742
#*Priortech, Ltd. 3,478 292,609
Qualitau, Ltd. 2,925 638,874
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 5,737 655,864
*Rani Zim Shopping Centers,
Ltd. 20,972 33,307
Retailors, Ltd. 11,441 163,633
Scope Metals Group, Ltd. 5,877 347,440
Shapir Engineering and
Industry, Ltd. 25,726 248,902
*Shikun & Binui Soltec
Renewable Energy 130,417 143,525
*Shikun & Binui, Ltd. 159,766 936,758
Shufersal, Ltd. 59,979 777,103
Strauss Group, Ltd. 11,598 439,466
#Tadiran Group, Ltd. 1,819 91,056
ΩTamar Petroleum, Ltd. 60,955 673,771
*TAT Technologies, Ltd. 1,891 93,192
Tel Aviv Stock Exchange, Ltd. 36,827 1,426,415
Telsys, Ltd. 2,110 156,115
*Tera Light, Ltd. 16,867 83,451
Shares Value
ISRAEL — (Continued)
*Teva Pharmaceutical
Industries, Ltd. 3,573 $ 116,772
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 169,380 5,772,470
Tiv Taam Holdings 1, Ltd. 52,789 189,606
*Tower Semiconductor, Ltd. 25,744 3,468,489
*Tower Semiconductor, Ltd. 3,398 463,280
*Veridis Environment, Ltd. 8,232 95,228
Victory Supermarket Chain,
Ltd. 4,534 80,941
Villar International, Ltd. 607 36,258
YD More Investments, Ltd. 16,291 253,506
YH Dimri Construction &
Development, Ltd. 1,823 233,597
TOTAL ISRAEL 116,225,237
ITALY — (2.3%)
A2A SpA 1,191,494 3,601,782
ACEA SpA 38,415 1,073,964
Aeroporto Guglielmo Marconi
Di Bologna SpA 2,776 35,667
Amplifon SpA 83,256 1,346,034
Ariston Holding NV, Class B 64,699 365,605
Arnoldo Mondadori Editore
SpA 88,187 223,463
Ascopiave SpA 48,353 193,566
Azimut Holding SpA 77,675 3,282,277
B&C Speakers SpA 769 12,762
Banca Generali SpA 43,760 2,954,365
Banca IFIS SpA 18,684 609,923
Banca Mediolanum SpA 125,976 2,961,391
Banca Monte dei Paschi di
Siena SpA 1,368,028 14,214,419
Ω#*Banca Sistema SpA 23,738 45,015
Banco BPM SpA, Class R 1,178,389 17,691,676
Banco di Desio e della Brianza
SpA 32,197 357,753
BasicNet SpA 2,271 19,290
#Biesse SpA 7,418 55,067
BPER Banca SPA 1,157,458 16,324,044
Brembo NV 66,616 803,595
#Brunello Cucinelli SpA 23,874 2,289,187
Buzzi SpA 60,514 3,449,798
*Cairo Communication SpA 51,952 173,363
Cementir Holding NV 31,873 720,440
*CIR SpA-Compagnie
Industriali 344,301 285,900
Comer Industries SpA, Class R 377 23,143
Credito Emiliano SpA 56,637 1,044,366
d'Amico International Shipping
SA 41,774 295,944
Danieli & C Officine
Meccaniche SpA 27,539 1,424,487
Danieli & C Officine
Meccaniche SpA 8,601 636,444
Datalogic SpA, Class M 15,974 79,150
Davide Campari-Milano NV,
Class M 123,480 879,041
De' Longhi SpA 19,263 852,487

174
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
ITALY — (Continued)
Ω*doValue SpA 12,756 $ 39,698
Emak SpA 39,001 43,753
ΩEnav SpA 59,926 347,188
Enel SpA 1,195,526 13,238,426
Eni SpA, Class B 815,306 16,708,060
ERG SpA 30,786 821,126
Esprinet SpA 17,821 131,445
#Ferrari NV 9,332 3,109,142
Ferrari NV 2,484 829,793
#Ferretti SpA 20,416 87,242
Fiera Milano SpA 10,629 88,008
Fila SpA 23,690 258,156
*Fincantieri SpA 7,995 152,181
FinecoBank Banca Fineco SpA 235,344 6,257,511
FNM SpA 120,333 70,862
Garofalo Health Care SpA 8,969 59,645
Gefran SpA 2,481 32,024
Generali 135,300 5,535,424
#GPI SpA 5,611 120,153
Hera SpA 620,040 3,072,981
IMMSI SpA 86,759 55,013
Industrie De Nora SpA 3,764 34,009
Ω#Infrastrutture Wireless
Italiane SpA 66,948 592,559
#Intercos SpA 10,821 163,490
Interpump Group SpA, Class R 16,522 960,760
Intesa Sanpaolo SpA 1,521,682 10,800,108
Iren SpA 311,160 998,727
Italgas SpA 324,617 3,904,302
#Italian Sea Group SPA (The) 6,328 31,995
Italmobiliare SpA 8,242 273,073
Iveco Group NV 222,178 4,987,626
Leonardo SpA 79,339 5,313,933
Lottomatica Group Spa 20,513 505,638
LU-VE SpA, Registered 2,170 103,778
Maire SpA 100,971 1,765,773
#MARR SpA 8,793 93,727
MFE MediaForEurope NV,
Class A 118,927 438,594
MFE-MediaForEurope NV,
Class A 172,857 646,944
#MFE-MediaForEurope NV,
Class B 42,671 205,593
Moltiply Group SpA 12,608 521,971
Moncler SpA 64,788 3,777,463
*NewPrinces SpA 6,329 148,027
Ω#Nexi SpA 293,903 1,260,463
Orsero SpA 6,399 148,294
ΩOVS SpA 185,550 1,051,166
Pharmanutra SpA 2,475 185,791
#Piaggio & C SpA 132,641 275,198
ΩPirelli & C SpA 270,329 2,040,862
ΩPoste Italiane SpA 194,282 5,131,053
Prysmian SpA 77,143 9,218,652
ΩRAI Way SpA 63,527 431,534
Recordati Industria Chimica e
Farmaceutica SpA 40,608 2,238,662
Reply SpA 10,316 1,354,882
Revo Insurance SpA 2,932 77,958
Shares Value
ITALY — (Continued)
Rizzoli Corriere Della Sera
Mediagroup SpA 81,088 $ 93,959
Sabaf SpA 2,781 45,656
*Safilo Group SpA 106,087 268,821
#Saipem SpA 935,845 3,461,351
*Salvatore Ferragamo SpA 1,947 15,322
#Sanlorenzo SpA 8,237 316,024
#Sesa SpA 4,561 485,357
Snam SpA 263,111 1,814,839
Sogefi SpA 45,758 174,740
SOL SpA 17,647 953,120
#Stellantis NV 69,310 684,090
Stellantis NV 132,692 1,308,009
Stellantis NV 394,373 3,887,993
ΩTechnogym SpA 62,833 1,314,098
*Telecom Italia SpA 4,098,752 3,261,136
*Telecom Italia SpA 8,150,790 5,527,077
*Telecom Italia SpA,
Sponsored ADR 41,807 280,943
Tenaris SA 65,231 1,455,820
#Tenaris SA, Sponsored ADR 39,550 1,752,065
Terna - Rete Elettrica
Nazionale 392,259 4,258,673
*TREVI - Finanziaria
Industriale SpA 88,404 73,724
#TXT e-solutions SpA 3,599 122,025
UniCredit SpA 303,881 26,553,165
Unipol Assicurazioni SpA 261,914 5,850,050
Webuild SpA 351,050 1,457,523
#Wiit SpA 8,012 248,772
#Zignago Vetro SpA 5,757 51,914
TOTAL ITALY 254,782,110
JAPAN — (14.6%)
#&Do Holdings Co., Ltd. 7,800 55,064
77 Bank, Ltd. (The) 43,400 2,379,038
A&D HOLON Holdings Co.,
Ltd. 25,200 372,299
AB&Company Co., Ltd.,
Registered 4,700 36,805
ABC-Mart, Inc. 37,400 600,422
Achilles Corp. 6,600 61,995
#AD Works Group Co., Ltd. 47,200 135,242
ADEKA Corp. 46,100 1,370,209
#Ad-sol Nissin Corp. 7,900 90,287
Advantest Corp. 153,200 25,329,742
Aeon Co., Ltd. 376,788 5,165,996
#*Aeon Fantasy Co., Ltd. 4,100 75,589
#Aeon Hokkaido Corp. 27,900 169,469
Aeon Kyushu Co., Ltd. 700 13,214
AFC-HD AMS Life Science
Co., Ltd. 6,929 39,707
AGC, Inc. 64,300 2,375,507
#AGS Corp. 2,700 24,749
#Ahresty Corp. 18,800 100,666
Ai Holdings Corp. 16,200 279,767
Aica Kogyo Co., Ltd. 37,800 860,093
#Aichi Financial Group, Inc. 28,821 1,021,982
Aichi Steel Corp. 6,004 119,878

175
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Aida Engineering, Ltd. 39,419 $ 305,877
Aidma Holdings, Inc. 2,300 31,669
AIMECHATEC, Ltd. 300 16,919
Ain Holdings, Inc. 20,301 849,494
Air Water, Inc. 142,100 2,159,688
#Airman Corp. 13,700 171,405
Airport Facilities Co., Ltd. 22,700 144,358
#Airtech Japan, Ltd. 5,300 42,329
Airtrip Corp. 8,500 40,720
Aisan Industry Co., Ltd. 31,500 448,221
Aisin Corp. 179,586 3,217,204
AIT Corp. 4,900 71,121
Aizawa Securities Group Co.,
Ltd. 4,000 36,743
Ajinomoto Co., Inc. 198,500 4,529,496
Akatsuki Corp. 20,800 83,869
#*Akebono Brake Industry
Co., Ltd. 149,400 109,440
Akita Bank, Ltd. (The) 4,800 157,760
#Albis Co., Ltd. 4,000 67,885
#Alconix Corp. 22,300 392,628
Alfresa Holdings Corp. 98,000 1,581,239
Alinco, Inc. 12,300 89,304
#Alleanza Holdings Co., Ltd. 4,900 34,274
Allied Telesis Holdings KK,
Class B 41,700 85,963
Almado, Inc. 1,400 10,382
#Alpen Co., Ltd. 13,600 191,225
#AlphaPolis Co., Ltd. 3,500 35,327
Alps Alpine Co., Ltd.,
Registered 148,600 1,940,585
ALSOK Co., Ltd. 128,100 994,423
Altech Corp. 9,810 166,998
Amada Co., Ltd. 177,900 2,282,854
Amano Corp. 27,200 690,139
#Amiyaki Tei Co., Ltd. 6,900 62,129
Amvis Holdings, Inc. 41,200 127,398
ANA Holdings, Inc. 21,600 420,770
Anabuki Kosan, Inc. 1,900 28,686
and ST HD Co., Ltd., Class B 26,500 477,742
Anest Iwata Corp. 9,000 96,441
Anicom Holdings, Inc., Class B 53,200 362,116
Anrakutei Co., Ltd. 1,200 28,938
Anycolor, Inc. 20,500 585,392
#AnyMind Group, Inc. 4,300 18,704
AOKI Holdings, Inc. 19,400 232,030
Aoyama Trading Co., Ltd. 43,100 732,862
#Aoyama Zaisan Networks
Co., Ltd. 14,800 145,064
Aozora Bank, Ltd., Class A 70,600 1,145,088
Appier Group, Inc. 46,000 309,529
Arakawa Chemical Industries,
Ltd. 8,500 72,459
Arata Corp. 16,200 323,454
Araya Industrial Co., Ltd. 2,000 68,067
ARCLANDS Corp. 48,520 602,018
Arcs Co., Ltd. 30,700 691,576
ARE Holdings, Inc. 44,300 1,042,454
Arealink Co., Ltd. 29,800 214,430
Shares Value
JAPAN — (Continued)
Argo Graphics, Inc. 31,900 $ 297,576
Ariake Japan Co., Ltd. 1,700 61,714
Arisawa Manufacturing Co.,
Ltd. 30,600 354,084
Artience Co., Ltd. 24,200 580,449
Artner Co., Ltd. 3,300 44,304
As One Corp. 37,858 569,735
Asahi Co., Ltd. 14,000 116,984
Asahi Diamond Industrial Co.,
Ltd. 21,500 126,134
Asahi Group Holdings, Ltd. 224,503 2,346,759
Asahi Intecc Co., Ltd. 56,700 944,632
Asahi Kasei Corp. 548,900 5,335,638
Asahi Kogyosha Co., Ltd. 2,800 65,344
Asahi Net, Inc. 14,300 65,817
Asahi Printing Co., Ltd. 3,300 19,125
ASAHI YUKIZAI Corp. 10,000 350,058
Asanuma Corp. 50,600 346,387
Ascentech KK 1,200 11,427
#Asia Pile Holdings Corp. 25,300 230,432
Asics Corp. 144,700 3,484,769
ASKA Pharmaceutical
Holdings Co., Ltd. 2,800 45,342
ASKUL Corp. 32,400 286,698
Astellas Pharma, Inc. 616,600 8,569,885
#Astena Holdings Co., Ltd. 25,900 80,255
Atrae, Inc. 9,500 42,678
*Atsugi Co., Ltd. 1,400 10,455
Aucnet, Inc. 12,800 170,268
Autobacs Seven Co., Ltd. 61,800 659,424
Avant Group Corp. 14,100 149,629
Avantia Co., Ltd. 2,000 11,007
Avex, Inc. 14,000 108,544
Awa Bank, Ltd. (The) 36,800 1,238,117
Axial Retailing, Inc. 46,200 348,012
Axyz Co., Ltd. 400 11,007
Azbil Corp. 168,200 1,468,724
#AZ-COM MARUWA Holdings,
Inc. 38,200 245,653
AZOOM Co., Ltd. 2,200 64,463
Bandai Namco Holdings, Inc. 94,200 2,448,736
Bando Chemical Industries,
Ltd. 18,100 237,485
#*Bank of Innovation, Inc. 1,400 56,995
Bank of Iwate, Ltd. (The) 3,600 142,357
Bank of Nagoya, Ltd. (The) 24,900 789,323
Bank of Saga, Ltd. (The) 2,801 83,344
#Bank of the Ryukyus, Ltd. 45,400 647,478
Bank of Toyama, Ltd. (The) 700 9,802
Base Co., Ltd. 4,600 90,503
BayCurrent, Inc. 44,900 1,583,696
Beauty Garage, Inc. 3,800 36,014
Belc Co., Ltd., Class R 7,700 382,354
Bell System24 Holdings, Inc. 26,500 246,000
Bell-Park Co., Ltd. 800 13,266
Belluna Co., Ltd. 45,000 283,839
#*Bengo4.com, Inc. 300 5,644
#Bewith, Inc. 2,000 21,535
Bic Camera, Inc. 72,300 804,974

176
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
BIPROGY, Inc. 40,400 $ 1,342,738
B-Lot Co., Ltd., Class B 11,500 111,824
Blue Zones Holdings Co., Ltd. 11,400 656,169
#Bookoff Group Holdings, Ltd. 7,600 78,089
Bourbon Corp. 800 14,106
#Br. Holdings Corp. 21,400 48,971
#B-R31 Ice Cream Co., Ltd. 500 12,933
Bridgestone Corp. 265,600 6,000,363
Broadleaf Co., Ltd. 20,600 88,137
#Broadmedia Corp. 1,900 23,833
Brother Industries, Ltd. 133,500 2,719,156
#Buffalo, Inc. 4,600 133,891
#Bull-Dog Sauce Co., Ltd. 2,000 24,310
Bunka Shutter Co., Ltd. 38,900 509,639
Business Brain Showa-Ota,
Inc., Class G 7,900 171,817
Business Engineering Corp.,
Class G 16,000 148,528
BuySell Technologies Co., Ltd. 5,300 168,009
C. Uyemura & Co., Ltd. 7,000 810,450
Calbee, Inc. 61,200 1,196,546
Canon Marketing Japan, Inc. 20,400 891,326
Canon, Inc. 93,100 2,827,522
Capcom Co., Ltd. 85,500 2,181,564
Career Design Center Co., Ltd. 3,100 49,175
#Careerlink Co., Ltd. 4,300 73,534
#Carlit Co., Ltd. 17,900 262,594
Casio Computer Co., Ltd. 77,600 758,595
Cawachi, Ltd. 10,400 208,998
CCI Group, Inc. 173,300 1,039,171
CDS Co., Ltd. 3,100 36,555
Celsys, Inc. 18,000 168,611
Central Automotive Products,
Ltd. 6,200 84,001
Central Glass Co., Ltd. 17,800 420,018
Central Japan Railway Co. 56,400 1,574,710
Central Security Patrols Co.,
Ltd. 4,700 88,753
#Central Sports Co., Ltd. 3,500 55,248
#Ceres, Inc. 4,700 55,726
#Change Holdings, Inc. 30,900 210,527
Charm Care Corp. KK 15,100 127,448
Chiba Bank, Ltd. (The) 87,400 1,180,744
#Chiba Kogyo Bank, Ltd. (The) 41,600 534,495
#Chikaranomoto Holdings Co.,
Ltd. 9,300 86,573
Chino Corp. 7,400 67,351
#*Chiyoda Corp. 70,900 589,225
Chori Co., Ltd. 5,900 150,694
Chubu Electric Power Co., Inc. 96,400 1,405,443
Chubu Shiryo Co., Ltd. 14,400 168,401
#Chubu Steel Plate Co., Ltd. 11,500 164,531
Chuetsu Pulp & Paper Co.,
Ltd. 11,700 153,209
Chugai Pharmaceutical Co.,
Ltd. 85,400 4,872,329
#Chugai Ro Co., Ltd. 2,900 88,075
Chugin Financial Group, Inc. 36,100 652,566
Shares Value
JAPAN — (Continued)
Chugoku Electric Power Co.,
Inc. (The) 184,600 $ 1,181,962
Chugoku Marine Paints, Ltd. 28,200 796,130
Citizen Watch Co., Ltd. 248,200 2,193,029
CKD Corp. 34,700 924,524
CK-San-Etsu Co., Ltd. 3,700 102,178
Cleanup Corp. 4,100 23,230
CMK Corp. 62,300 221,317
Coca-Cola Bottlers Japan
Holdings, Inc. 96,213 2,139,314
#Colowide Co., Ltd. 48,300 553,418
Computer Engineering &
Consulting, Ltd. 12,800 182,715
Computer Institute of Japan,
Ltd. 19,200 65,095
COMSYS Holdings Corp. 45,000 1,406,068
Comture Corp. 16,700 175,487
Copro-Holdings Co., Ltd. 4,800 33,450
Core Corp., Class D 4,800 71,412
Cosmo Energy Holdings Co.,
Ltd. 109,800 3,284,177
Cosmos Initia Co., Ltd. 8,500 64,524
Cosmos Pharmaceutical Corp. 25,100 1,130,037
#Cota Co., Ltd. 13,266 100,961
#CREAL, Inc. 3,500 22,054
#Create Restaurants Holdings,
Inc. 148,400 712,851
Create SD Holdings Co., Ltd. 24,300 511,173
Creek & River Co., Ltd. 7,000 68,974
Cresco, Ltd. 13,000 141,074
#Cross Cat Co., Ltd. 5,400 36,196
Cross Marketing Group, Inc. 1,900 8,104
*CrowdWorks, Inc. 6,400 32,236
CTI Engineering Co., Ltd. 14,200 271,739
#CTS Co., Ltd. 13,100 86,535
#*CUC, Inc. 9,100 49,966
Curves Holdings Co., Ltd. 35,900 173,379
CyberAgent, Inc. 203,846 1,850,683
#Cybozu, Inc. 15,700 242,635
Dai Nippon Printing Co., Ltd. 57,700 1,035,166
Dai Nippon Toryo Co., Ltd. 10,000 89,200
Daicel Corp. 198,300 1,871,034
Dai-Dan Co., Ltd. 64,800 1,124,948
#Daido Metal Co., Ltd. 38,900 258,980
Daido Steel Co., Ltd. 87,200 1,122,080
#Daiei Kankyo Co., Ltd. 1,300 34,341
Daifuku Co., Ltd. 63,800 2,290,447
Daihatsu Infinearth Mfg Co.,
Ltd. 13,200 209,304
Daiho Corp. 27,000 137,573
Daiichi Jitsugyo Co., Ltd. 12,000 247,375
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 11,800 178,232
Dai-ichi Life Holdings, Inc. 645,300 5,657,774
Daiichi Sankyo Co., Ltd. 71,600 1,316,333
Daiichikosho Co., Ltd. 54,200 587,290
Daiken Medical Co., Ltd. 8,000 24,323
Daiki Aluminium Industry Co.,
Ltd. 23,801 201,813

177
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Daikin Industries, Ltd. 37,000 $ 4,457,701
#Daikoku Denki Co., Ltd. 3,400 62,574
#Daikokutenbussan Co., Ltd. 6,000 197,588
Daikyonishikawa Corp. 31,000 164,586
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 9,291 261,998
Daio Paper Corp. 76,600 482,660
Daiseki Co., Ltd. 27,060 608,701
Daishi Hokuetsu Financial
Group, Inc. 184,500 2,197,112
Daishinku Corp. 24,800 94,531
Daisue Construction Co., Ltd. 6,000 148,969
Daisyo Corp. 1,400 10,373
Daito Bank, Ltd. (The) 4,200 27,227
Daito Pharmaceutical Co., Ltd. 21,716 187,794
Daito Trust Construction Co.,
Ltd. 126,200 2,564,741
Daitron Co., Ltd. 14,800 243,213
Daiwa House Industry Co., Ltd. 222,400 7,583,457
Daiwa Securities Group, Inc. 274,100 2,671,524
Daiwabo Holdings Co., Ltd. 59,000 1,161,182
DCM Holdings Co., Ltd. 67,600 714,739
#Dear Life Co., Ltd. 24,400 180,952
Delica Foods Holdings Co.,
Ltd. 6,300 36,266
#Denka Co., Ltd. 72,200 1,389,848
Denso Corp. 262,500 3,646,684
*Dentsu Group, Inc. 63,600 1,233,781
Dentsu Soken, Inc. 45,300 715,356
Denyo Co., Ltd. 1,300 30,886
Dexerials Corp. 156,300 2,724,054
DIC Corp. 57,300 1,404,084
Digital Arts, Inc. 8,400 305,484
Digital Hearts Holdings Co.,
Ltd. 7,600 45,277
Digital Information
Technologies Corp. 11,400 94,076
#dip Corp. 28,200 374,940
Disco Corp. 9,900 4,247,900
DKK-Toa Corp. 3,200 18,338
#DKS Co., Ltd. 5,600 372,099
DMG Mori Co., Ltd. 130,400 2,299,287
#Double Standard, Inc. 6,100 66,552
Doutor Nichires Holdings Co.,
Ltd. 27,900 510,035
Dowa Holdings Co., Ltd. 44,100 2,634,107
DTS Corp. 82,800 675,239
#DyDo Group Holdings, Inc. 12,700 202,611
#Eagle Industry Co., Ltd. 13,400 268,851
Earth Corp. 8,500 269,448
East Japan Railway Co. 74,300 1,875,080
#EAT&HOLDINGS Co., Ltd. 3,400 45,470
Ebara Corp. 261,500 7,892,804
Ebara Foods Industry, Inc. 3,500 59,196
Ebara Jitsugyo Co., Ltd. 9,400 130,342
#Ebase Co., Ltd. 11,600 32,786
Eco's Co., Ltd. 4,300 84,879
#EDION Corp. 49,300 676,573
Shares Value
JAPAN — (Continued)
eGuarantee, Inc. 22,500 $ 255,543
#Ehime Bank, Ltd. (The) 29,200 321,416
Eidai Co., Ltd. 16,800 25,593
Eisai Co., Ltd. 40,000 1,117,853
Elan Corp. 9,611 41,681
Elecom Co., Ltd. 27,324 291,555
Electric Power Development
Co., Ltd., Class B 41,100 874,967
#EM Systems Co., Ltd. 23,300 109,809
EN, Inc. 18,900 175,817
Endo Lighting Corp. 7,500 115,714
ENEOS Holdings, Inc. 1,893,968 15,942,678
#Enplas Corp. 1,200 70,478
Entrust, Inc. 5,300 38,687
Envipro Holdings, Inc. 6,800 37,822
ERI Holdings Co., Ltd. 3,000 83,722
ES-Con Japan, Ltd. 34,300 265,266
Eslead Corp. 6,100 266,919
ESPEC Corp. 8,000 178,141
Eternal Hospitality Group Co.,
Ltd. 4,400 100,687
Exedy Corp. 21,300 787,048
EXEO Group, Inc. 152,948 2,558,553
Ezaki Glico Co., Ltd. 23,300 835,725
F&M Co., Ltd. 3,300 52,091
FaithNetwork Co, Ltd. 9,400 50,943
FALCO HOLDINGS Co., Ltd. 6,200 107,594
FANUC Corp. 19,400 788,400
Fast Retailing Co., Ltd. 18,000 6,861,143
*f-code, Inc. 5,600 59,754
*FDK Corp. 2,000 5,005
Feed One Co., Ltd. 17,396 125,288
#Ferrotec Corp. 41,400 1,591,482
#FFRI Security, Inc. 9,600 575,651
FIDEA Holdings Co., Ltd. 12,100 157,035
FINDEX, Inc. 11,100 61,883
Fintech Global, Inc. 118,300 111,965
#First Bank of Toyama, Ltd.
(The) 48,700 701,803
First-corp, Inc. 1,800 12,380
#Fixstars Corp. 20,300 199,631
FJ Next Holdings Co., Ltd. 1,200 11,396
#Focus Systems Corp. 6,300 74,942
Food & Life Cos., Ltd. 57,200 3,141,068
#Forval Corp. 3,700 27,391
#Foster Electric Co., Ltd. 18,500 331,839
FP Corp. 34,800 594,889
#FP Partner, Inc. 4,000 58,213
#France Bed Holdings Co.,
Ltd. 18,400 158,761
Freebit Co., Ltd. 7,900 84,347
F-Tech, Inc. 4,500 22,987
Fudo Tetra Corp. 10,550 205,173
Fuji Co., Ltd. 20,600 281,504
Fuji Corp. 32,700 807,219
Fuji Corp., Ltd. 23,500 125,528
#Fuji Die Co., Ltd. 5,100 36,764
Fuji Electric Co., Ltd. 52,188 3,718,048

178
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Fuji Kyuko Co., Ltd. 17,800 $ 236,549
FUJI OIL Co., Ltd. 24,800 646,607
#Fuji Pharma Co., Ltd. 11,000 136,056
Fuji Seal International, Inc. 27,400 567,503
Fuji United Holdings Co., Ltd. 4,500 36,902
#Fujibo Holdings, Inc. 7,200 401,867
#Fujicco Co., Ltd. 11,900 124,508
FUJIFILM Holdings Corp. 97,800 1,957,141
Fujikura Composites, Inc. 11,100 163,125
Fujikura, Ltd. 293,200 37,196,448
Fujimak Corp. 300 2,159
Fujimi, Inc. 20,600 364,566
Fujita Kanko, Inc. 30,000 483,858
Fujitsu, Ltd. 232,400 6,452,542
#Fujiya Co., Ltd. 6,899 114,447
FuKoKu Co., Ltd. 6,500 84,610
Fukuda Corp. 3,700 187,087
Fukuda Denshi Co., Ltd. 11,200 615,688
#Fukui Bank, Ltd. (The) 6,597 124,619
Fukui Computer Holdings, Inc. 5,701 116,969
Fukuoka Financial Group, Inc. 74,680 2,711,543
Fukuyama Transporting Co.,
Ltd. 13,600 404,667
FULLCAST Holdings Co., Ltd. 12,800 139,650
Fumakilla, Ltd. 5,800 43,577
Funai Soken Holdings, Inc. 48,120 349,374
Furukawa Co., Ltd. 24,400 732,348
Furukawa Electric Co., Ltd. 53,800 4,718,748
#Furuno Electric Co., Ltd. 21,100 975,256
#Furuya Metal Co., Ltd. 13,700 374,339
Furyu Corp. 12,300 82,048
#Fuso Chemical Co., Ltd. 15,000 723,454
Fuso Pharmaceutical
Industries, Ltd. 4,400 64,805
Futaba Industrial Co., Ltd. 48,800 328,687
Future Corp. 31,200 383,477
G-7 Holdings, Inc. 16,800 159,004
#GA Technologies Co., Ltd. 16,200 163,512
Gakken Holdings Co., Ltd. 18,200 123,528
Gakkyusha Co., Ltd. 4,000 62,336
Gakujo Co., Ltd. 2,000 22,987
Galilei Co., Ltd. 15,200 379,852
Gecoss Corp. 5,700 58,493
#*Geniee, Inc. 3,600 25,554
Genki Global Dining Concepts
Corp. 7,200 145,158
Genky DrugStores Co., Ltd. 12,000 327,888
Geo Holdings Corp. 23,400 275,928
#Gift Holdings, Inc. 4,900 116,735
#giftee, Inc. 13,499 111,135
#Giken, Ltd. 10,000 129,716
Global Link Management KK 3,800 51,041
GLOBERIDE, Inc. 11,900 169,482
Glory, Ltd. 35,300 920,143
GLTECHNO HOLDINGS, Inc. 8,650 182,521
#GMO Financial Gate, Inc. 2,800 92,208
GMO Financial Holdings, Inc. 30,000 172,890
GMO GlobalSign Holdings KK 4,100 59,722
Shares Value
JAPAN — (Continued)
GMO Payment Gateway, Inc. 14,000 $ 810,994
Godo Steel, Ltd. 8,900 230,779
#*Gokurakuyu Holdings Co.,
Ltd. 8,100 25,572
Goldcrest Co., Ltd. 500 10,761
Goldwin, Inc. 26,900 449,380
Grandy House Corp. 13,100 53,331
Greens Co., Ltd. 4,400 60,213
grems, Inc. 6,200 96,461
GS Yuasa Corp. 76,000 1,767,224
#GSI Creos Corp. 4,900 79,697
G-Tekt Corp. 20,000 253,987
*Gumi, Inc. 5,300 12,128
Gunma Bank, Ltd. (The) 280,800 3,530,478
Gunze, Ltd. 27,600 803,345
H.U. Group Holdings, Inc. 33,900 705,426
H2O Retailing Corp. 66,825 914,912
Hachijuni Nagano Bank, Ltd. 298,701 3,727,469
Hagihara Industries, Inc. 8,400 92,625
Hagiwara Electric Holdings
Co., Ltd. 5,600 133,774
Hakudo Co., Ltd. 5,000 75,911
Hakuhodo DY Holdings, Inc. 118,001 883,516
Hakuto Co., Ltd. 2,300 61,876
Halows Co., Ltd. 7,400 218,028
Hamakyorex Co., Ltd. 55,500 658,761
Hamamatsu Photonics KK 85,500 948,891
Hankyu Hanshin Holdings, Inc. 57,600 1,611,575
Hanwa Co., Ltd. 19,100 973,201
Happinet Corp. 25,800 462,279
Hard Off Corp. Co., Ltd. 6,400 84,304
Harima Chemicals Group, Inc. 7,500 47,841
Haseko Corp. 181,000 3,713,633
Hashimoto Sogyo Holdings
Co., Ltd. 4,700 39,730
Hazama Ando Corp. 107,520 1,391,919
Heiwa Corp. 17,100 224,475
Heiwa Real Estate Co., Ltd. 19,800 289,953
Heiwado Co., Ltd. 24,901 475,550
#Hennge K.K. 11,800 88,886
Hibino Corp. 3,600 75,146
Hiday Hidaka Corp. 10,100 203,624
*Hino Motors, Ltd. 280,900 757,516
Hioki EE Corp. 6,800 271,542
#Hirano Tecseed Co., Ltd. 2,500 29,804
Hirata Corp. 24,300 404,527
Hirogin Holdings, Inc. 187,100 2,118,914
Hirose Electric Co., Ltd. 13,635 1,465,944
Hirose Tusyo, Inc. 1,800 43,174
Hiroshima Electric Railway
Co., Ltd. 2,800 11,544
HIS Co., Ltd. 58,800 490,191
Hitachi Construction Machinery
Co., Ltd. 66,900 2,190,535
Hitachi, Ltd. 818,800 28,455,768
Hochiki Corp. 10,100 322,786
Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 300 6,000
Hodogaya Chemical Co., Ltd. 7,600 112,231

179
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 3,000 $ 77,305
#Hokkaido Electric Power Co.,
Inc. 103,900 706,541
Hokkaido Gas Co., Ltd. 34,700 185,130
Hokkan Holdings, Ltd. 4,700 71,173
Hokko Chemical Industry Co.,
Ltd. 10,700 121,247
#Hokuetsu Corp. 66,900 392,050
Hokuhoku Financial Group,
Inc. 102,600 3,525,088
Hokuriku Electric Industry Co.,
Ltd. 6,400 124,880
#Hokuriku Electric Power Co. 77,300 489,677
Hokuto Corp. 15,500 198,950
Honda Motor Co., Ltd. 455,600 4,592,623
Honda Motor Co., Ltd.,
Sponsored ADR 90,604 2,748,019
H-One Co., Ltd. 25,100 234,957
#Honeys Holdings Co., Ltd. 13,300 126,999
Hoosiers Holdings Co., Ltd. 25,200 216,453
Horiba, Ltd. 34,200 4,060,502
Hoshizaki Corp. 21,700 716,159
#Hosokawa Micron Corp. 6,200 246,376
#Hotland Holdings Co., Ltd. 6,400 80,819
House Foods Group, Inc. 41,000 795,893
#Howa Machinery, Ltd. 11,080 98,762
Hoya Corp. 48,100 8,066,556
HS Holdings Co., Ltd.,
Registered 13,800 116,655
Hulic Co., Ltd. 181,196 2,160,116
Human Technologies, Inc. 1,800 21,237
Hyakugo Bank, Ltd. (The) 115,100 1,046,838
Hyakujushi Bank, Ltd. (The) 22,100 1,196,260
Ibiden Co., Ltd. 139,600 7,446,962
IBJ, Inc. 12,700 59,524
#Ichibanya Co., Ltd. 29,000 168,631
Ichigo, Inc. 37,200 98,149
Ichiken Co., Ltd. 3,100 100,279
Ichikoh Industries, Ltd. 31,000 103,092
Ichinen Holdings Co., Ltd. 14,700 200,879
#Ichiyoshi Securities Co., Ltd. 16,300 127,222
ID Holdings Corp. 8,600 111,333
#IDEA Consultants, Inc. 3,000 79,930
Idec Corp. 24,300 452,573
Idemitsu Kosan Co., Ltd. 517,705 4,384,685
IDOM, Inc. 66,500 656,120
#IG Port, Inc. 4,800 37,526
IHI Corp. 641,200 14,830,816
Iida Group Holdings Co., Ltd. 63,716 1,052,846
Iino Kaiun Kaisha, Ltd. 94,000 955,478
IKK Holdings, Inc. 5,400 27,900
I'll, Inc. 4,800 77,293
#Imasen Electric Industrial 13,000 74,835
i-mobile Co., Ltd. 3,200 10,745
#Imuraya Group Co., Ltd. 6,500 104,962
Inaba Denki Sangyo Co., Ltd. 37,800 630,490
Inaba Seisakusho Co., Ltd. 5,100 52,865
Inabata & Co., Ltd. 31,100 788,286
Shares Value
JAPAN — (Continued)
#I-NE Co., Ltd. 6,200 $ 53,696
Infomart Corp. 119,000 348,684
INFRONEER Holdings, Inc. 136,604 2,050,920
#Innotech Corp. 10,300 141,620
Inpex Corp. 528,800 11,802,531
Insource Co., Ltd. 34,300 160,983
Intage Holdings, Inc. 6,100 66,908
Intelligent Wave, Inc. 3,400 20,961
Internet Initiative Japan, Inc. 76,700 1,239,551
#Inui Global Logistics Co., Ltd. 6,000 50,370
#IPS, Inc. 3,500 66,955
Iriso Electronics Co., Ltd. 15,600 336,756
ISB Corp. 6,300 74,084
#Ise Chemicals Corp. 14,000 538,182
Iseki & Co., Ltd. 16,630 192,648
Isetan Mitsukoshi Holdings,
Ltd. 153,600 2,464,909
Ishihara Sangyo Kaisha, Ltd. 28,800 547,211
Ishizuka Glass Co., Ltd. 2,400 57,098
#Istyle, Inc. 77,500 227,587
Isuzu Motors, Ltd. 327,700 5,278,974
Itfor, Inc. 11,100 122,182
#ITmedia, Inc. 6,800 75,732
Ito En, Ltd. 46,800 863,734
ITOCHU Corp. 830,300 10,608,851
Itochu Enex Co., Ltd. 40,400 500,744
Itochu-Shokuhin Co., Ltd. 3,300 235,959
Itoham Yonekyu Holdings, Inc. 18,733 729,841
#Itoki Corp. 35,100 592,054
IwaiCosmo Holdings, Inc. 15,400 346,914
Iwaki Co., Ltd. 7,700 133,375
Iwatani Corp. 145,300 1,723,236
Iyogin Holdings, Inc. 195,843 3,644,919
Izumi Co., Ltd. 21,100 418,553
#J Front Retailing Co., Ltd. 179,400 2,620,756
J Trust Co., Ltd. 68,500 216,699
JAC Recruitment Co., Ltd. 45,600 292,353
*Jade Group, Inc. 5,100 55,146
JANOME Corp. 14,100 109,502
Japan Airlines Co., Ltd. 77,200 1,463,577
Japan Airport Terminal Co.,
Ltd. 47,100 1,475,348
Japan Animal Referral Medical
Center Co., Ltd. 6,500 52,587
Japan Aviation Electronics
Industry, Ltd. 35,900 558,538
Japan Business Systems, Inc. 10,100 119,883
Japan Cash Machine Co., Ltd. 17,100 112,515
#*Japan Communications, Inc. 101,100 93,065
Japan Electronic Materials
Corp. 11,500 357,092
Japan Elevator Service
Holdings Co., Ltd. 82,400 868,282
Japan Exchange Group, Inc. 271,100 2,964,772
Japan Eyewear Holdings Co.,
Ltd. 900 11,721
#Japan Hospice Holdings, Inc. 1,900 12,711
#Japan Investment Adviser
Co., Ltd. 27,800 400,258

180
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Japan Lifeline Co., Ltd. 46,400 $ 464,722
Japan Material Co., Ltd. 40,300 466,065
#Japan Medical Dynamic
Marketing, Inc. 15,100 47,573
Japan Post Holdings Co., Ltd. 131,000 1,574,870
Japan Post Insurance Co., Ltd. 29,200 903,864
Japan Property Management
Center  Co., Ltd. 6,700 55,594
Japan Pulp & Paper Co., Ltd. 89,000 556,755
Japan Securities Finance Co.,
Ltd. 31,800 438,265
Japan Steel Works, Ltd. (The) 24,000 1,327,888
#Japan System Techniques
Co., Ltd. 5,000 78,666
Japan Tobacco, Inc. 130,500 4,721,383
#Japan Transcity Corp. 20,200 159,494
Japan Wool Textile Co., Ltd.
(The) 35,300 425,861
JBCC Holdings, Inc. 22,400 215,781
JCU Corp. 14,200 520,096
JDC Corp. 29,800 121,704
Jeol, Ltd. 33,900 1,364,263
JFE Holdings, Inc. 177,835 2,404,796
JFE Systems, Inc. 6,000 88,176
Jimoto Holdings, Inc. 2,700 7,999
JINS Holdings, Inc. 9,700 325,723
JINUSHI Co., Ltd. 13,300 272,880
JK Holdings Co., Ltd. 7,000 64,981
J-Lease Co., Ltd. 8,000 74,212
JM Holdings Co., Ltd. 20,000 232,205
JMS Co., Ltd. 14,797 42,014
J-Oil Mills, Inc. 17,100 224,697
Joshin Denki Co., Ltd. 16,200 288,273
Joyful Honda Co., Ltd. 46,600 642,540
#JP-Holdings, Inc. 37,600 170,377
JSB Co., Ltd. 5,200 109,050
JSP Corp. 16,200 255,928
JTEKT Corp. 158,910 1,874,347
Juki Corp. 16,100 56,046
Juroku Financial Group, Inc. 14,600 776,092
Justsystems Corp. 15,400 477,194
JVCKenwood Corp. 233,600 1,894,422
Kadoya Sesame Mills, Inc. 2,000 51,990
Kaga Electronics Co., Ltd. 23,000 576,267
#Kagome Co., Ltd. 23,400 414,422
Kajima Corp. 120,500 4,921,237
Kakaku.com, Inc. 73,000 998,509
Kakiyasu Honten Co., Ltd.,
Class B 2,200 39,234
Kamakura Shinsho, Ltd. 13,800 51,707
Kameda Seika Co., Ltd. 2,600 65,565
Kamei Corp. 15,300 305,484
Kamigumi Co., Ltd. 32,100 1,125,144
#Kanaden Corp. 9,000 124,504
Kanadevia Corp. 161,800 1,071,954
Kanagawa Chuo Kotsu Co.,
Ltd. 4,100 97,543
Kanamic Network Co., Ltd. 12,600 40,268
Kanamoto Co., Ltd. 24,400 588,409
Shares Value
JAPAN — (Continued)
Kandenko Co., Ltd. 69,000 $ 2,488,312
Kaneka Corp. 26,500 804,139
Kaneko Seeds Co., Ltd. 8,400 80,918
Kanematsu Corp. 122,800 1,615,203
Kanemi Co., Ltd. 600 13,711
Kanro, Inc. 7,500 78,326
Kansai Electric Power Co., Inc.
(The) 142,800 2,284,652
Kansai Paint Co., Ltd. 118,916 1,901,376
Kanto Denka Kogyo Co., Ltd. 40,400 338,107
Kao Corp. 70,700 2,835,150
#Kappa Create Co., Ltd. 2,400 24,566
Katitas Co., Ltd. 29,800 589,200
Kato Sangyo Co., Ltd. 13,900 586,601
Kato Works Co., Ltd. 6,800 60,303
KAWADA TECHNOLOGIES,
Inc. 8,700 263,662
Kawai Musical Instruments
Manufacturing Co., Ltd. 4,600 80,573
Kawasaki Heavy Industries,
Ltd. 118,700 9,907,056
KDDI Corp. 538,600 9,100,615
#KeePer Technical Laboratory
Co., Ltd. 8,000 165,954
Keihan Holdings Co., Ltd. 66,600 1,482,590
#Keihanshin Building Co., Ltd. 11,600 143,853
Keikyu Corp. 73,200 721,276
Keio Corp. 46,300 1,157,650
Keisei Electric Railway Co.,
Ltd. 102,200 808,934
KEIWA, Inc. 10,500 90,053
Keiyo Bank, Ltd. (The) 153,400 1,842,670
KEL Corp. 3,900 38,429
Kenko Mayonnaise Co., Ltd. 6,400 83,101
Kewpie Corp. 47,400 1,332,030
Keyence Corp. 7,808 2,856,758
KeyHolder, Inc. 7,600 35,571
KH Neochem Co., Ltd. 32,035 527,894
#Kibun Foods, Inc. 9,500 67,681
Kikkoman Corp. 92,500 833,795
Kimura Chemical Plants Co.,
Ltd. 9,100 74,742
Kimura Kohki Co., Ltd. 200 16,544
Kimura Unity Co., Ltd. 11,200 66,361
Kinden Corp. 300 13,298
#King Jim Co., Ltd. 8,100 42,637
Kinki Sharyo Co., Ltd. (The) 3,200 50,968
#Kintetsu Department Store
Co., Ltd. 7,200 84,761
Kintetsu Group Holdings Co.,
Ltd. 58,300 1,212,032
Kirin Holdings Co., Ltd. 114,140 1,769,888
Ki-Star Real Estate Co., Ltd. 6,900 282,692
Kitagawa Corp. 7,600 87,056
Kita-Nippon Bank, Ltd. (The) 4,800 145,780
Kitoku Shinryo Co., Ltd. 1,200 19,790
Kitz Corp. 56,600 737,862
Kiyo Bank, Ltd. (The) 87,800 2,145,767
#*KNT-CT Holdings Co., Ltd. 11,300 127,680

181
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#KOA Corp. 31,300 $ 316,733
#Koa Shoji Holdings Co., Ltd. 6,800 36,940
#Koatsu Gas Kogyo Co., Ltd. 18,300 132,985
Kobe Bussan Co., Ltd. 34,800 858,382
#Kobe Electric Railway Co.,
Ltd. 1,400 22,453
Kobe Steel, Ltd. 281,620 4,064,741
Koei Tecmo Holdings Co., Ltd. 13,600 151,508
Kohnan Shoji Co., Ltd. 20,024 504,949
#Kohoku Kogyo Co., Ltd. 1,400 29,133
Kohsoku Corp. 4,000 77,920
Koike-ya, Inc. 800 24,011
Koito Manufacturing Co., Ltd. 100,000 1,565,863
#Kojima Co., Ltd. 25,000 202,580
Kokusai Electric Corp. 33,100 1,373,266
Kokuyo Co., Ltd. 145,200 851,565
Komatsu, Ltd., Class R 255,600 9,824,014
KOMEDA Holdings Co., Ltd. 37,400 687,582
#Komehyo Holdings Co., Ltd. 5,200 112,421
Komeri Co., Ltd. 20,900 447,102
Konami Group Corp. 19,900 2,898,697
Kondotec, Inc. 7,800 75,391
Konica Minolta, Inc. 406,400 1,768,549
Konishi Co., Ltd. 24,400 205,785
Konoike Transport Co., Ltd. 22,300 479,943
#Konoshima Chemical Co.,
Ltd. 3,400 35,860
#Kosaido Holdings Co., Ltd. 56,600 182,723
Kose Holdings Corp. 27,000 964,236
#Koshidaka Holdings Co., Ltd. 46,500 360,220
#Kotobuki Spirits Co., Ltd. 62,400 723,267
Kotobukiya Co., Ltd. 900 8,676
#*Kourakuen Corp. 6,500 47,404
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 1,600 32,413
KPP Group Holdings Co., Ltd. 36,600 209,502
Kraftia Corp. 25,700 1,342,977
Krosaki Harima Corp. 12,700 344,545
KRS Corp. 7,000 135,362
K's Holdings Corp. 107,320 1,119,047
KU Holdings Co., Ltd. 12,000 97,939
Kubota Corp., ADR 371 28,495
Kubota Corp., Class R 216,800 3,330,141
#Kumagai Gumi Co., Ltd. 90,400 1,016,165
Kumiai Chemical Industry Co.,
Ltd. 74,370 338,922
Kura Sushi, Inc. 8,000 176,585
Kurabo Industries, Ltd. 10,700 629,126
Kuraray Co., Ltd. 265,100 2,862,207
Kureha Corp. 26,700 759,841
#Kurimoto, Ltd. 42,200 470,530
Kurita Water Industries, Ltd. 56,000 2,800,000
Kuriyama Holdings Corp. 9,700 106,835
Kushikatsu Tanaka Holdings
Co. 3,700 43,654
Kusuri no Aoki Holdings Co.,
Ltd. 34,700 911,252
KYB Corp. 31,200 887,904
Shares Value
JAPAN — (Continued)
Kyodo Printing Co., Ltd. 17,700 $ 187,487
Kyoei Steel, Ltd. 17,800 287,205
#Kyokuto Boeki Kaisha, Ltd. 5,400 66,966
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 30,500 653,458
Kyokuyo Co., Ltd. 7,100 236,575
Kyorin Pharmaceutical Co.,
Ltd. 30,400 319,253
KYORITSU Co., Ltd. 20,700 29,790
Kyoritsu Maintenance Co., Ltd. 57,400 1,046,529
Kyosan Electric Manufacturing
Co., Ltd. 21,600 94,236
Kyoto Financial Group, Inc. 92,800 2,242,095
Kyowa Kirin Co., Ltd. 43,900 712,742
Kyushu Electric Power Co.,
Inc. 163,800 1,829,026
Kyushu Financial Group, Inc. 289,750 2,170,401
Kyushu Railway Co. 41,100 1,051,346
#LA Holdings Co., Ltd. 4,900 317,010
#Lacto Japan Co., Ltd. 6,600 150,817
Lasertec Corp. 15,600 3,680,047
#LEC, Inc. 13,200 87,966
Leopalace21 Corp. 329,400 1,473,396
Life Corp. 31,400 519,873
Lifedrink Co., Inc. 31,600 329,602
LIFULL Co., Ltd. 61,900 70,222
LIKE, Inc. 6,200 61,373
Link And Motivation, Inc. 35,500 115,756
Lintec Corp. 23,662 730,905
Lion Corp. 162,900 1,749,807
LITALICO, Inc. 14,600 112,533
Lixil Corp. 160,200 1,840,753
Loadstar Capital KK 5,600 109,089
#Look Holdings, Inc. 4,200 67,114
LY Corp. 437,600 1,125,063
M&A Capital Partners Co., Ltd. 7,600 154,946
M3, Inc. 39,600 490,443
Mabuchi Motor Co., Ltd. 111,600 1,048,285
#Macbee Planet, Inc. 2,500 23,807
Macnica Holdings, Inc. 103,050 1,768,938
Maeda Kosen Co., Ltd. 25,500 305,815
#Maezawa Industries, Inc. 7,700 104,773
Maezawa Kyuso Industries
Co., Ltd. 1,100 11,645
Makino Milling Machine Co.,
Ltd. 12,100 892,636
Makita Corp. 36,500 1,266,119
#Mammy Mart Holdings Corp. 5,500 50,344
Management Solutions Co.,
Ltd. 6,500 54,862
Mandom Corp. 37,400 767,347
Mani, Inc. 48,700 480,497
MarkLines Co., Ltd. 8,300 83,990
Marubeni Corp. 156,100 5,176,011
Marubun Corp. 12,100 107,461
Maruchiyo Yamaokaya Corp. 5,600 119,435
Marudai Food Co., Ltd. 15,100 224,454
Maruha Nichiro Corp. 105,300 947,809
Marui Group Co., Ltd. 92,700 1,818,425

182
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Maruwa Co., Ltd. 4,400 $ 1,358,849
Maruzen CHI Holdings Co.,
Ltd. 6,600 14,290
#Maruzen Showa Unyu Co.,
Ltd. 7,400 402,956
#Marvelous, Inc. 15,000 46,577
Matching Service Japan Co.,
Ltd. 5,100 34,780
Matsuda Sangyo Co., Ltd. 10,800 432,672
Matsui Securities Co., Ltd. 64,600 381,084
MatsukiyoCocokara & Co. 127,090 2,041,547
Matsuoka Corp. 3,200 52,483
#Matsuyafoods Holdings Co.,
Ltd. 5,600 239,595
Max Co., Ltd. 5,800 245,897
Maxell, Ltd. 46,500 667,688
Maxvalu Tokai Co., Ltd. 6,900 167,736
#Mazda Motor Corp. 388,700 2,989,709
McDonald's Holdings Co
Japan, Ltd. 35,800 1,557,228
MCJ Co., Ltd. 52,700 537,386
Mebuki Financial Group, Inc. 724,390 5,463,683
MEC Co., Ltd. 11,800 423,013
Media Do Co., Ltd. 6,501 69,030
Medical System Network Co.,
Ltd., Class A 16,100 54,272
Medipal Holdings Corp. 84,700 1,536,855
#Medius Holdings Co., Ltd. 10,000 53,157
#*Medley, Inc. 10,600 164,023
Megmilk Snow Brand Co., Ltd. 23,300 506,752
Meidensha Corp. 29,700 1,162,894
Meiji Electric Industries Co.,
Ltd. 5,000 76,332
MEIJI Holdings Co., Ltd. 103,948 2,441,356
#Meiji Shipping Group Co.,
Ltd. 12,300 57,170
Meiko Electronics Co., Ltd. 36,500 3,007,358
MEITEC Group Holdings, Inc. 42,800 959,435
Meiwa Corp. 17,400 104,224
Meiwa Estate Co., Ltd. 11,300 83,508
Members Co., Ltd. 2,400 21,968
#Menicon Co., Ltd. 55,700 584,586
*Mercari, Inc. 74,100 1,646,667
METAWATER Co., Ltd. 18,100 387,790
Micronics Japan Co., Ltd. 37,600 2,174,199
#Midac Holdings Co., Ltd. 7,600 98,584
#Mie Kotsu Group Holdings,
Inc. 38,800 139,092
Mikuni Corp. 17,300 43,401
Milbon Co., Ltd. 5,792 95,257
#MIMAKI ENGINEERING Co.,
Ltd. 13,500 153,938
MINEBEA MITSUMI, Inc. 171,375 3,482,825
Miraial Co., Ltd. 1,300 10,770
MIRAIT ONE Corp. 54,090 1,300,180
#Mirarth Holdings, Inc. 84,100 214,802
Miroku Jyoho Service Co., Ltd. 12,000 150,214
MISUMI Group, Inc. 96,800 1,601,411
Mitani Corp. 10,800 166,628
Shares Value
JAPAN — (Continued)
#Mitsuba Corp. 30,200 $ 255,093
Mitsubishi Chemical Group
Corp. 692,300 4,577,635
Mitsubishi Corp. 523,300 13,898,354
Mitsubishi Electric Corp. 170,700 5,344,749
Mitsubishi Estate Co., Ltd. 85,700 2,188,889
Mitsubishi Gas Chemical Co.,
Inc. 69,800 1,385,955
Mitsubishi Heavy Industries,
Ltd. 559,500 16,390,383
Mitsubishi Kakoki Kaisha, Ltd. 13,600 288,733
Mitsubishi Logisnext Co., Ltd. 19,700 199,094
Mitsubishi Logistics Corp. 157,600 1,348,069
Mitsubishi Materials Corp. 124,300 3,584,120
#Mitsubishi Motors Corp. 500,301 1,231,131
#Mitsubishi Paper Mills, Ltd. 24,100 104,205
#Mitsubishi Pencil Co., Ltd. 6,500 96,493
Mitsubishi Research Institute,
Inc. 4,500 141,482
#Mitsubishi Steel
Manufacturing Co., Ltd. 11,000 133,917
Mitsubishi UFJ Financial
Group, Inc. 1,423,600 25,881,539
#Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 221,488 3,997,858
Mitsuboshi Belting, Ltd. 10,900 284,760
Mitsui & Co., Ltd. 111,400 3,636,062
Mitsui Chemicals, Inc. 183,594 2,685,000
Mitsui DM Sugar Co., Ltd. 10,300 224,015
Mitsui E&S Co., Ltd. 169,200 7,535,356
Mitsui Fudosan Co., Ltd. 218,600 2,504,703
Mitsui High-Tec, Inc. 86,100 415,263
Mitsui Kinzoku Co., Ltd. 52,300 6,906,204
Mitsui Matsushima Holdings
Co., Ltd. 17,200 158,888
Mitsui-Soko Holdings Co., Ltd. 48,000 1,124,232
Mitsuuroko Group Holdings
Co., Ltd. 22,700 319,472
Miura Co., Ltd. 46,302 953,294
#Miyaji Engineering Group,
Inc. 17,500 220,650
#Miyazaki Bank, Ltd. (The) 16,600 836,134
Miyoshi Oil & Fat Co., Ltd. 4,500 72,695
Mizuho Financial Group, Inc. 231,935 10,198,464
Mizuho Medy Co., Ltd. 8,800 101,657
Mizuno Corp. 37,200 770,478
Mochida Pharmaceutical Co.,
Ltd. 13,200 309,763
Modec, Inc. 5,400 525,088
Monogatari Corp. (The) 22,000 592,571
MonotaRO Co., Ltd. 56,000 759,264
MORESCO Corp. 3,400 41,701
Morinaga & Co., Ltd. 49,400 863,363
Morinaga Milk Industry Co.,
Ltd. 59,900 1,545,456
Moriroku Co., Ltd. 6,700 105,456
Morita Holdings Corp. 21,300 386,620
Morito Co., Ltd. 9,700 113,186
Morozoff, Ltd. 6,600 66,488

183
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Mory Industries, Inc. 15,100 $ 98,180
#MOS Food Services, Inc. 6,000 163,944
MrMax Holdings, Ltd. 19,900 101,267
MS&AD Insurance Group
Holdings, Inc. 237,839 6,062,381
#MTI, Ltd. 6,400 30,452
#Mugen Estate Co., Ltd. 10,800 145,974
m-up Holdings, Inc. 51,600 275,963
Murata Manufacturing Co., Ltd. 147,417 2,996,886
Musashi Seimitsu Industry
Co., Ltd. 47,800 841,287
Musashino Bank, Ltd. (The) 21,900 780,825
Nabtesco Corp. 12,001 325,270
#NAC Co., Ltd. 14,600 51,298
Nachi-Fujikoshi Corp. 12,199 387,100
Nadex Co., Ltd. 1,300 8,250
#Nafco Co., Ltd. 10,200 143,948
Nagano Keiki Co., Ltd. 11,200 192,838
Nagase & Co., Ltd. 56,100 1,458,687
Nagase Brothers, Inc. 2,900 49,931
Nagoya Railroad Co., Ltd. 72,800 815,260
Nakabayashi Co., Ltd. 12,000 45,741
Nakamoto Packs Co., Ltd. 7,100 91,316
#Nakamuraya Co., Ltd. 2,400 47,452
Nakanishi, Inc. 27,000 378,413
#Nakano Corp. Tokyo 1,500 12,271
#Nakayama Steel Works, Ltd. 35,400 144,345
#Namura Shipbuilding Co.,
Ltd. 42,400 1,154,415
Nankai Electric Railway Co.,
Ltd. 43,000 797,365
Nanto Bank, Ltd. (The) 36,200 1,562,894
Nanyo Corp. 5,200 50,497
Narasaki Sangyo Co., Ltd. 1,200 30,922
#Natori Co., Ltd. 4,400 53,766
#NCD Co., Ltd. 2,000 41,488
#*NE, Inc. 1,500 7,050
NEC Corp. 273,000 9,220,342
#Needs Well, Inc. 1,200 4,411
NEOJAPAN, Inc. 1,400 16,155
#*Net Protections Holdings,
Inc. 37,400 115,648
New Art Holdings Co., Ltd. 5,720 53,952
Nexon Co., Ltd. 19,800 472,730
Nextage Co., Ltd. 34,100 723,956
#*NexTone, Inc. 6,600 72,349
NGK Insulators, Ltd. 123,700 2,958,183
NH Foods, Ltd. 44,900 2,028,155
NHK Spring Co., Ltd. 114,100 2,075,487
Nicca Chemical Co., Ltd. 4,900 51,204
Nice Corp. 2,400 30,214
Nichias Corp. 38,800 1,948,803
#Nichiban Co., Ltd. 6,100 77,624
Nichicon Corp. 43,700 476,490
Nichiden Corp. 9,500 155,193
Nichiha Corp. 14,300 315,646
Nichimo Co., Ltd. 4,000 65,241
Nichirei Corp. 164,600 2,040,161
Nichireki Group Co., Ltd. 7,600 118,735
Shares Value
JAPAN — (Continued)
Nichirin Co., Ltd. 7,230 $ 172,243
NIDEC Corp. 31,372 448,636
NIDEC Corp., Sponsored ADR 20,248 68,944
Nifco, Inc. 55,200 1,719,051
Nihon Dempa Kogyo Co., Ltd. 21,500 142,163
Nihon Denkei Co., Ltd. 3,600 55,029
Nihon House Holdings Co.,
Ltd. 25,100 52,719
Nihon M&A Center Holdings,
Inc. 205,500 944,639
Nihon Nohyaku Co., Ltd. 77,300 508,117
Nihon Yamamura Glass Co.,
Ltd. 2,501 50,017
Nikkiso Co., Ltd. 45,200 521,268
Nikko Co., Ltd. 14,600 77,136
#Nikkon Holdings Co., Ltd. 58,400 1,387,502
Nikon Corp. 155,600 1,957,356
Nintendo Co., Ltd. 74,000 4,823,480
Nippi, Inc. 1,200 108,907
Nippn Corp. 33,200 567,107
Nippon Air Conditioning
Services Co., Ltd. 18,600 177,849
Nippon Aqua Co., Ltd. 11,900 68,194
Nippon Avionics Co., Ltd. 6,000 199,144
Nippon Carbide Industries Co.,
Inc. 5,300 93,178
Nippon Carbon Co., Ltd. 5,900 175,937
Nippon Care Supply Co., Ltd. 400 6,910
Nippon Chemical Industrial
Co., Ltd. 5,300 112,177
*Nippon Chemi-Con Corp. 19,705 190,459
#*Nippon Coke & Engineering
Co., Ltd. 177,700 126,715
#Nippon Concrete Industries
Co., Ltd. 27,100 60,257
Nippon Denko Co., Ltd. 95,100 237,349
Nippon Densetsu Kogyo Co.,
Ltd. 15,900 359,208
Nippon Dry-Chemical Co., Ltd. 4,100 285,187
Nippon Electric Glass Co., Ltd. 64,000 2,783,456
NIPPON EXPRESS
HOLDINGS, Inc. 172,300 3,917,128
Nippon Fine Chemical Co.,
Ltd. 4,800 81,587
Nippon Gas Co., Ltd. 101,900 1,936,139
Nippon Kayaku Co., Ltd. 87,600 1,020,751
#Nippon Kodoshi Corp. 3,200 69,804
Nippon Light Metal Holdings
Co., Ltd. 54,271 961,159
Nippon Paint Holdings Co.,
Ltd. 182,200 1,210,060
Nippon Paper Industries Co.,
Ltd. 97,500 745,819
Nippon Parking Development
Co., Ltd. 163,400 301,886
Nippon Rietec Co., Ltd. 7,697 111,169
Nippon Sanso Holdings Corp. 55,500 1,686,659
Nippon Seiki Co., Ltd. 10,500 169,895
#Nippon Seisen Co., Ltd. 7,000 56,949

184
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Nippon Sharyo, Ltd. 4,700 $ 111,818
*Nippon Sheet Glass Co., Ltd. 103,831 461,067
Nippon Shinyaku Co., Ltd. 33,700 1,126,829
Nippon Shokubai Co., Ltd. 85,100 1,227,457
Nippon Signal Co., Ltd. 41,000 351,899
Nippon Soda Co., Ltd. 24,000 573,318
Nippon Steel Corp. 704,585 2,950,158
#Nippon Thompson Co., Ltd. 46,300 275,231
Nippon Yakin Kogyo Co., Ltd. 22,250 688,732
Nipro Corp. 135,600 1,248,230
Nireco Corp. 1,700 23,848
Nishimatsu Construction Co.,
Ltd. 21,100 786,770
Nishimatsuya Chain Co., Ltd. 12,100 167,859
Nishi-Nippon Financial
Holdings, Inc. 83,000 2,006,936
Nishi-Nippon Railroad Co., Ltd. 26,600 490,753
Nishio Holdings Co., Ltd. 14,900 463,633
Nissan Chemical Corp. 64,400 2,222,230
*Nissan Motor Co., Ltd. 581,300 1,421,785
Nissan Shatai Co., Ltd. 15,600 100,420
Nissan Tokyo Sales Holdings
Co., Ltd. 24,800 84,724
Nissei ASB Machine Co., Ltd. 5,600 227,979
Nissei Plastic Industrial Co.,
Ltd. 8,100 45,788
Nissha Co., Ltd. 37,101 300,396
Nisshin Oillio Group, Ltd. (The) 18,300 667,892
Nisshin Seifun Group, Inc. 87,030 1,108,044
Nisshinbo Holdings, Inc. 118,055 1,094,760
#Nissin Foods Holdings Co.,
Ltd. 49,700 1,008,434
Nisso Holdings Co., Ltd. 15,500 69,431
Nissui Corp. 326,700 2,742,620
Niterra Co., Ltd. 104,700 4,582,067
Nitori Holdings Co., Ltd. 135,500 2,332,118
Nitta Gelatin, Inc. 6,300 51,418
NITTAN Corp. 1,200 6,099
#Nitto Boseki Co., Ltd. 15,900 1,528,569
Nitto Denko Corp. 269,900 5,994,278
Nitto Fuji Flour Milling Co., Ltd. 1,400 63,348
Nitto Kogyo Corp. 20,200 540,814
Nitto Seiko Co., Ltd. 15,000 70,109
Nittoc Construction Co., Ltd. 12,900 108,963
Nittoku Co., Ltd., Class B 10,200 154,924
Noevir Holdings Co., Ltd. 9,100 275,194
NOF Corp. 97,300 1,880,591
Nojima Corp. 171,600 1,200,288
Nomura Co., Ltd. 19,200 170,019
Nomura Holdings, Inc. 833,800 7,637,491
*Nomura Holdings, Inc.,
Sponsored ADR 246,048 2,182,446
Nomura Micro Science Co.,
Ltd. 15,600 352,937
Nomura Real Estate Holdings,
Inc. 339,100 2,255,391
Nomura Research Institute,
Ltd. 54,579 1,663,269
Noritake Co., Ltd. 16,500 656,748
Shares Value
JAPAN — (Continued)
Noritsu Koki Co., Ltd. 12,200 $ 173,834
Noritz Corp. 23,000 307,889
North Pacific Bank, Ltd. 223,100 1,332,005
#NPC, Inc. 3,300 15,745
NPR-RIKEN Corp. 8,574 201,761
#NS Solutions Corp. 28,900 764,934
#NS Tool Co., Ltd. 10,900 59,284
#NS United Kaiun Kaisha, Ltd. 14,600 652,107
NSD Co., Ltd. 38,060 800,133
NSK, Ltd. 376,285 2,619,798
NSW, Inc. 6,100 97,633
NTN Corp. 404,172 967,854
NTT, Inc. 2,522,900 2,533,367
#*Nxera Pharma Co., Ltd. 59,100 311,093
Oat Agrio Co., Ltd. 4,400 60,612
Obara Group, Inc. 5,700 139,489
Obayashi Corp. 174,000 3,933,217
OBIC Business Consultants
Co., Ltd. 1,700 75,600
OBIC Co., Ltd. 25,500 710,317
Ochi Holdings Co., Ltd. 2,000 19,188
Odakyu Electric Railway Co.,
Ltd. 91,900 987,154
Oenon Holdings, Inc. 26,500 76,446
Ogaki Kyoritsu Bank, Ltd.
(The) 32,900 1,200,745
#Ohara, Inc. 3,400 23,562
Ohba Co., Ltd. 4,400 32,916
Ohsho Food Service Corp. 15,900 324,679
OIE Sangyo Co., Ltd. 3,300 54,658
Oiles Corp. 14,984 236,037
#Oisix ra daichi, Inc. 7,000 64,981
Oita Bank, Ltd. (The) 10,200 540,879
Oji Holdings Corp. 482,600 2,863,189
Okabe Co., Ltd. 31,600 195,426
#Okada Aiyon Corp. 1,200 18,187
Okamoto Industries, Inc. 4,400 156,878
Okamoto Machine Tool Works,
Ltd. 3,100 97,365
Okamura Corp. 27,100 416,707
Okasan Securities Group, Inc. 90,300 517,472
Oki Electric Industry Co., Ltd. 83,901 1,108,999
Okinawa Cellular Telephone
Co. 35,400 743,524
#Okinawa Electric Power Co.,
Inc. (The) 19,785 140,827
Okinawa Financial Group, Inc. 18,401 626,250
OKUMA Corp. 31,000 769,675
Okumura Corp. 16,400 684,662
Okura Industrial Co., Ltd. 4,900 151,358
Okuwa Co., Ltd. 24,700 139,304
Olba Healthcare Holdings, Inc. 1,400 19,186
Olympus Corp. 297,500 3,550,483
Omron Corp. 84,700 2,150,719
Ono Pharmaceutical Co., Ltd. 159,530 2,381,161
#Onoken Co., Ltd. 14,300 131,820
Onward Holdings Co., Ltd. 99,900 474,697
Ootoya Holdings Co., Ltd. 2,200 93,414
Open House Group Co., Ltd. 49,701 2,929,994

185
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Open Up Group, Inc. 34,600 $ 416,295
Optex Group Co., Ltd. 22,600 350,589
Optimus Group Co., Ltd. 15,900 36,488
Optorun Co., Ltd. 15,900 210,475
Oracle Corp. 6,200 420,407
Organo Corp. 18,500 1,946,422
#Oriental Consultants Holdings
Co., Ltd. 1,200 25,438
Oriental Land Co., Ltd. 87,161 1,530,939
Oriental Shiraishi Corp. 66,400 176,481
#Oro Co., Ltd. 5,500 74,874
Osaka Gas Co., Ltd. 47,300 1,776,586
#Osaka Organic Chemical
Industry, Ltd. 10,900 286,879
#Osaka Steel Co., Ltd. 8,600 175,891
#OSAKA Titanium
Technologies Co., Ltd. 25,200 375,403
Osaki Electric Co., Ltd. 28,400 229,210
#OSG Corp. 49,300 835,249
Otsuka Corp. 43,800 869,413
Otsuka Holdings Co., Ltd. 83,000 4,972,144
OUG Holdings, Inc. 3,600 92,765
OYO Corp. 3,300 61,482
Pacific Industrial Co., Ltd. 34,500 673,182
Pack Corp. (The) 900 7,555
PAL GROUP Holdings Co.,
Ltd. 66,000 713,652
PALTAC Corp. 15,850 496,687
Pan Pacific International
Holdings Corp. 545,000 3,235,871
Panasonic Holdings Corp. 426,790 5,857,088
Paraca, Inc. 3,400 44,632
Park24 Co., Ltd. 93,000 1,298,901
Pegasus Co., Ltd. 15,000 70,498
Penta-Ocean Construction
Co., Ltd. 196,600 2,065,919
People Dreams &
Technologies Group Co., Ltd. 4,700 46,768
Persol Holdings Co., Ltd. 792,800 1,389,687
Pharma Foods International
Co., Ltd. 9,800 42,628
#PHC Holdings Corp. 25,300 177,786
#*PIA Corp. 3,100 53,636
#Pickles Holdings Co., Ltd. 5,900 47,809
Pigeon Corp. 61,900 646,046
PILLAR Corp. 15,100 631,369
Pilot Corp. 17,400 547,740
#*PKSHA Technology, Inc. 5,100 104,142
Plus Alpha Consulting Co., Ltd. 21,500 308,437
Pole To Win Holdings, Inc. 12,800 26,221
#Port, Inc. 3,600 50,805
PR Times Corp. 2,600 44,395
Premium Water Holdings, Inc. 4,400 95,125
Press Kogyo Co., Ltd. 66,200 374,644
Prestige International, Inc. 66,100 296,520
Prima Meat Packers, Ltd. 22,500 402,859
#Procrea Holdings, Inc. 35,372 613,610
#Pronexus, Inc. 9,400 70,503
#Pro-Ship, Inc. 13,000 135,680
Shares Value
JAPAN — (Continued)
PS Construction Co., Ltd. 12,740 $ 250,654
Punch Industry Co., Ltd. 9,700 31,189
QB Net Holdings Co., Ltd. 9,800 88,242
Qol Holdings Co., Ltd. 21,600 296,990
Quick Co., Ltd. 18,300 103,090
#Raccoon Holdings, Inc. 7,500 31,311
Raito Kogyo Co., Ltd. 29,000 657,040
Raiznext Corp. 17,000 277,713
#Raksul, Inc. 42,600 560,599
Rakus Co., Ltd. 111,400 635,932
*Rakuten Bank, Ltd. 40,000 1,909,503
*Rakuten Group, Inc. 245,500 1,472,109
#Rasa Corp. 4,600 61,071
#Rasa Industries, Ltd. 5,500 260,631
Recruit Holdings Co., Ltd. 200,000 10,501,750
Relo Group, Inc. 69,600 790,478
#Renaissance, Inc. 5,100 36,003
*Renesas Electronics Corp. 306,200 5,113,258
Rengo Co., Ltd. 169,801 1,456,286
#*RENOVA, Inc. 47,200 210,818
Resol Holdings Co., Ltd. 1,000 50,305
Resona Holdings, Inc. 505,083 5,859,238
Resonac Holdings Corp. 134,600 7,809,348
Resorttrust, Inc. 99,200 1,157,526
Restar Corp. 8,400 159,876
Retail Partners Co., Ltd. 16,300 142,649
Rheon Automatic Machinery
Co., Ltd. 6,200 61,815
Rhythm Co., Ltd. 1,800 47,375
Ricoh Co., Ltd. 325,400 2,873,038
Riken Keiki Co., Ltd. 8,800 187,683
Riken Technos Corp. 20,500 221,133
Riken Vitamin Co., Ltd. 10,500 211,348
#Ringer Hut Co., Ltd. 9,400 137,350
Rinnai Corp. 28,900 760,438
Rion Co., Ltd. 4,000 71,023
Rise Consulting Group, Inc. 2,300 8,051
Riso Kagaku Corp. 11,720 92,386
#Riso Kyoiku Group Corp. 29,623 39,559
RIX Corp. 900 21,587
#Rock Field Co., Ltd. 3,600 32,462
Rohto Pharmaceutical Co.,
Ltd. 86,600 1,436,035
Rokko Butter Co., Ltd. 8,459 65,090
Roland Corp., Registered 7,900 194,863
Rorze Corp. 95,000 2,024,893
Round One Corp. 164,300 1,157,747
#Royal Holdings Co., Ltd. 54,200 465,897
Ryobi, Ltd. 21,101 371,381
RYODEN Corp. 8,100 193,232
Ryohin Keikaku Co., Ltd. 287,600 5,744,170
Ryoyo Ryosan Holdings, Inc. 21,168 426,763
Ryoyu Systems Co., Ltd. 1,000 23,434
S Foods, Inc. 12,500 245,932
S&B Foods, Inc. 2,800 79,321
#Sac's Bar Holdings, Inc. 10,621 56,045
Sagami Holdings Corp. 2,000 25,023
Saibu Gas Holdings Co., Ltd. 11,600 179,497

186
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Saison Technology Co., Ltd. 700 $ 11,285
Saizeriya Co., Ltd. 26,200 1,064,916
Sakai Chemical Industry Co.,
Ltd. 8,900 191,547
Sakai Heavy Industries, Ltd. 4,200 59,763
Sakai Moving Service Co., Ltd. 8,600 162,567
Sakata INX Corp. 40,000 613,769
Sakata Seed Corp. 18,300 481,048
Sala Corp. 30,100 216,003
Samco, Inc., Class D 2,100 64,868
San Holdings, Inc. 7,400 71,093
San ju San Financial Group,
Inc. 7,490 242,772
San-A Co., Ltd. 23,900 456,433
San-Ai Obbli Co., Ltd. 38,900 553,012
Sangetsu Corp. 31,300 640,163
San-In Godo Bank, Ltd. (The) 79,700 815,290
*Sanken Electric Co., Ltd. 19,900 945,205
#Sanki Engineering Co., Ltd. 27,700 1,194,120
Sanko Gosei, Ltd. 19,700 122,981
Sanko Metal Industrial Co.,
Ltd. 9,300 86,814
Sankyo Co., Ltd. 116,900 1,830,494
Sankyo Frontier Co., Ltd. 4,600 63,427
Sankyo Tateyama, Inc. 20,001 83,370
Sankyu, Inc. 35,900 2,140,362
#Sanoh Industrial Co., Ltd. 25,900 143,049
Sanrio Co., Ltd. 57,100 1,760,084
Sansei Technologies, Inc. 7,100 111,706
Sansha Electric Manufacturing
Co., Ltd. 5,100 33,524
Sanshin Electronics Co., Ltd. 5,500 111,419
#Santec Holdings Corp.,
Registered 3,600 242,474
Santen Pharmaceutical Co.,
Ltd. 206,700 2,328,825
Sanwa Holdings Corp. 97,700 2,216,712
#Sanyo Chemical Industries,
Ltd. 10,200 364,994
Sanyo Denki Co., Ltd. 21,300 573,716
#Sanyo Electric Railway Co.,
Ltd. 6,759 88,727
Sanyo Trading Co., Ltd. 15,000 154,317
Sapporo Holdings, Ltd. 237,500 2,523,418
Sato Corp. 21,100 316,787
#Sato Shoji Corp. 8,200 124,706
#Satori Electric Co., Ltd. 7,500 91,258
Sawai Group Holdings Co.,
Ltd. 77,100 1,184,539
#SBI Global Asset
Management Co., Ltd. 16,300 67,098
SBI Holdings, Inc. 108,560 2,451,854
SBS Holdings, Inc. 16,500 412,340
SCREEN Holdings Co., Ltd. 27,800 3,543,031
Scroll Corp. 23,100 195,121
Secom Co., Ltd., Class B 29,400 1,078,534
Seed Co., Ltd. 10,000 37,469
Sega Sammy Holdings, Inc. 95,000 1,490,649
#Segue Group Co., Ltd. 4,900 16,263
Shares Value
JAPAN — (Continued)
Seibu Giken Co., Ltd. 3,000 $ 33,820
Seibu Holdings, Inc. 71,600 1,900,700
Seika Corp. 12,900 194,010
#Seikitokyu Kogyo Co., Ltd. 20,700 224,096
Seiko Epson Corp. 148,700 1,906,225
Seiko Group Corp. 19,200 958,382
Seino Holdings Co., Ltd. 76,000 1,186,361
Seiren Co., Ltd. 24,300 497,783
Sekisui Chemical Co., Ltd. 100,400 1,778,771
Sekisui House, Ltd. 139,800 3,115,729
*Sekisui Kasei Co., Ltd. 12,300 33,648
SEMITEC Corp. 4,400 68,541
Senko Group Holdings Co.,
Ltd. 97,800 1,219,489
Senshu Electric Co., Ltd. 8,800 329,159
Senshu Ikeda Holdings, Inc. 214,440 1,134,338
#*Senshukai Co., Ltd. 20,000 26,708
Septeni Holdings Co., Ltd. 38,600 109,099
SERAKU Co., Ltd. 2,500 26,805
Seria Co., Ltd. 30,901 739,172
Seven & i Holdings Co., Ltd. 656,200 9,405,278
Seven Bank, Ltd. 542,100 1,044,771
#SFP Holdings Co., Ltd. 1,600 22,964
#SG Holdings Co., Ltd. 168,900 1,631,408
Sharingtechnology, Inc. 9,500 71,623
#*Sharp Corp. 170,000 773,298
Shibaura Machine Co., Ltd. 21,000 578,569
Shibaura Mechatronics Corp. 12,100 1,837,041
#Shibusawa Logistics Corp. 16,800 141,361
Shibuya Corp. 9,500 216,777
#*SHIFT, Inc. 137,000 649,831
Shiga Bank, Ltd. (The) 18,600 951,342
Shikibo, Ltd. 4,398 30,791
Shikoku Bank, Ltd. (The) 26,100 344,312
Shikoku Electric Power Co.,
Inc. 72,400 734,982
Shima Seiki Manufacturing,
Ltd. 22,100 145,843
Shimadaya Corp. 5,000 57,792
Shimadzu Corp. 44,900 1,212,003
Shimano, Inc. 10,600 1,211,448
#Shimizu Bank, Ltd. (The) 12,400 201,763
Shimizu Corp. 200,600 3,561,151
Shimojima Co., Ltd. 5,800 52,037
Shin Maint Holdings Co., Ltd. 4,400 34,827
Shin Nippon Air Technologies
Co., Ltd. 13,300 283,226
Shinagawa Refra Co., Ltd. 19,100 265,340
Shindengen Electric
Manufacturing Co., Ltd. 6,600 156,379
Shin-Etsu Chemical Co., Ltd. 210,800 7,008,902
Shin-Etsu Polymer Co., Ltd. 24,500 320,346
Shinko Shoji Co., Ltd. 15,600 108,713
Shinmaywa Industries, Ltd. 50,400 714,212
#Shinnihonseiyaku Co., Ltd. 6,000 79,969
Shinobu Foods Products Co.,
Ltd. 5,400 71,447
Shinsho Corp. 7,200 123,921
Shinwa Co., Ltd. 8,800 54,080

187
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Shinwa Co., Ltd. 4,900 $ 99,264
Shionogi & Co., Ltd. 137,200 2,822,979
Ship Healthcare Holdings, Inc. 59,728 985,981
Shiseido Co., Ltd. 118,000 2,011,033
Shizuki Electric Co., Inc. 500 2,963
Shizuoka Financial Group, Inc. 157,800 2,575,784
SHO-BOND Holdings Co., Ltd. 69,200 622,872
Shoei Co., Ltd. 39,400 453,358
Shoei Foods Corp. 6,400 168,858
Showa Sangyo Co., Ltd. 14,200 289,965
SIGMAXYZ Holdings, Inc. 47,500 240,179
Siix Corp. 28,300 230,605
Simplex Holdings, Inc. 73,200 455,068
#Sinanen Holdings Co., Ltd. 3,600 148,891
Sinfonia Technology Co., Ltd. 16,500 1,115,616
#Sinko Industries, Ltd. 31,700 305,163
SKY Perfect JSAT Holdings,
Inc. 102,200 1,478,077
Skylark Holdings Co., Ltd. 153,100 3,125,320
Skymark Airlines, Inc. 2,000 5,160
#Smaregi, Inc. 1,900 33,687
SMC Corp. 7,600 2,963,438
#SMK Corp. 2,400 43,252
SMS Co., Ltd. 52,400 555,047
Socionext, Inc. 115,000 1,536,837
Soda Nikka Co., Ltd. 9,000 68,145
SoftBank Corp. 3,594,500 4,870,028
Softcreate Holdings Corp.,
Class B 8,400 112,937
Software Service, Inc. 1,300 107,870
Sojitz Corp. 103,600 3,779,728
Soken Chemical & Engineering
Co., Ltd. 9,800 179,089
Solasto Corp. 45,700 271,072
Soliton Systems K.K. 4,500 56,943
Sompo Holdings, Inc. 210,025 7,237,734
*Sony Financial Group, Inc. 953,500 961,165
*Sony Financial Group, Inc.,
ADR 30,234 150,263
Sony Group Corp. 958,300 21,457,074
#Sony Group Corp., ADR 151,170 3,340,857
Sotetsu Holdings, Inc. 35,658 646,194
SPK Corp., Registered 3,300 49,630
S-Pool, Inc. 33,500 55,812
Square Enix Holdings Co., Ltd. 40,400 700,309
#SRA Holdings 4,100 149,371
#SRE Holdings Corp. 7,600 145,339
#SRS Holdings Co., Ltd. 3,000 24,212
St Marc Holdings Co., Ltd.,
Registered 5,400 98,506
#ST. Corp. 6,400 63,394
Star Mica Holdings Co., Ltd. 19,300 182,290
Startia Holdings, Inc. 2,600 47,412
Starts Corp., Inc. 24,500 777,437
Starzen Co., Ltd. 29,800 254,998
#Stella Chemifa Corp. 6,300 216,453
Step Co., Ltd. 1,700 26,956
STI Foods Holdings, Inc. 5,700 48,073
Strike Co., Ltd. 7,200 196,733
Shares Value
JAPAN — (Continued)
#Studio Alice Co., Ltd. 6,500 $ 83,936
Subaru Corp. 367,700 7,930,364
Subaru Enterprise Co., Ltd. 600 11,746
Sugi Holdings Co., Ltd. 44,200 1,019,758
Sugimoto & Co., Ltd.,
Registered 10,200 93,695
SUMCO Corp. 269,000 2,814,508
Sumida Corp. 30,100 230,833
Suminoe Co., Ltd. 5,800 47,751
Sumitomo Bakelite Co., Ltd. 39,300 1,385,920
Sumitomo Chemical Co., Ltd. 750,500 2,286,626
Sumitomo Corp. 109,800 4,447,946
Sumitomo Electric Industries,
Ltd. 226,600 9,877,210
Sumitomo Forestry Co., Ltd. 330,600 3,588,679
Sumitomo Heavy Industries,
Ltd. 91,200 2,847,266
Sumitomo Mitsui Financial
Group, Inc. 396,549 14,066,616
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 23,500 493,265
Sumitomo Mitsui Trust Group,
Inc. 158,188 5,248,322
Sumitomo Osaka Cement Co.,
Ltd. 29,800 805,369
#*Sumitomo Pharma Co., Ltd. 5,100 75,941
Sumitomo Realty &
Development Co., Ltd. 135,800 3,781,026
Sumitomo Rubber Industries,
Ltd. 128,433 2,073,111
Sumitomo Seika Chemicals
Co., Ltd. 5,300 184,157
Sun Frontier Fudousan Co.,
Ltd. 27,700 439,400
#Suncall Corp. 24,700 152,754
Sundrug Co., Ltd. 50,200 1,340,749
Suntory Beverage & Food, Ltd. 33,500 1,058,249
Sun-Wa Technos Corp. 10,900 211,980
Suruga Bank, Ltd. 105,600 1,327,359
Suzuden Corp. 5,000 55,426
Suzuken Co., Ltd. 53,560 2,162,399
Suzuki Co., Ltd. 6,500 105,552
Suzuki Motor Corp. 386,400 5,276,492
SWCC Corp. 35,500 2,655,711
#Synchro Food Co., Ltd. 1,200 4,660
Sysmex Corp. 243,300 2,313,763
System Research Co., Ltd. 7,700 98,034
System Support Holdings, Inc. 8,600 77,827
#Systems Engineering
Consultants Co., Ltd. 2,600 58,149
Systena Corp. 204,100 672,130
#Syuppin Co., Ltd. 13,600 102,093
T Hasegawa Co., Ltd. 17,800 327,822
T&D Holdings, Inc. 95,500 2,354,379
T. RAD Co., Ltd. 2,600 143,770
#Tachibana Eletech Co., Ltd.,
Class S 9,520 187,919
Tachi-S Co., Ltd., Class S 28,500 388,720
Tadano, Ltd. 75,300 555,988

188
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Taihei Dengyo Kaisha, Ltd. 23,700 $ 343,532
Taiheiyo Cement Corp. 85,222 2,341,865
Taiho Kogyo Co., Ltd., Class A 14,500 79,522
Taikisha, Ltd. 21,600 483,081
Taiko Bank, Ltd. (The) 1,200 18,429
Taisei Corp. 42,500 4,240,082
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,200 53,541
Taiyo Holdings Co., Ltd. 45,000 1,458,576
Taiyo Yuden Co., Ltd. 97,300 2,044,271
Takamatsu Construction
Group Co., Ltd. 8,300 205,536
#Takamiya Co., Ltd. 15,701 44,988
Takaoka Toko Co., Ltd. 10,280 308,213
Takara & Co., Ltd. 5,400 148,425
#Takara Bio, Inc. 25,700 135,281
Takara Holdings, Inc. 100,300 1,036,745
Takara Standard Co., Ltd. 31,800 607,305
Takasago International Corp. 51,300 501,826
Takasago Thermal
Engineering Co., Ltd. 40,200 1,164,877
Takashima & Co., Ltd. 19,400 113,814
Takashimaya Co., Ltd. 313,200 3,918,553
TAKEBISHI Corp. 4,700 69,559
Takeda Pharmaceutical Co.,
Ltd. 257,408 8,747,133
#Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 5,264 90,699
Takeuchi Manufacturing Co.,
Ltd. 29,200 1,209,568
#Taki Chemical Co., Ltd. 3,900 99,232
#Tama Home Co., Ltd. 22,800 549,086
Tamron Co., Ltd. 91,200 607,764
#Tamura Corp. 67,801 280,416
TANABE ENGINEERING
Corp. 3,600 65,064
Tanseisha Co., Ltd. 18,300 181,387
Tauns Laboratories, Inc. 3,100 10,691
Tayca Corp. 11,300 101,895
Tazmo Co., Ltd. 8,700 143,026
TBK Co., Ltd., Class R 12,900 31,527
#TDC Soft, Inc. 18,400 145,878
TDK Corp. 750,500 9,637,887
TDK Corp., ADR 104,370 1,335,936
TechMatrix Corp. 28,500 390,568
Techno Smart Corp. 3,900 52,233
Technoflex Corp. 4,800 64,100
Teijin, Ltd. 156,116 1,512,481
Teikoku Electric Manufacturing
Co., Ltd. 6,500 128,306
Tekken Corp. 6,100 192,182
Temairazu, Inc., Registered 1,600 32,205
Tenpos Holdings Co., Ltd. 800 19,525
Tera Probe, Inc. 2,800 134,319
Terasaki Electric Co., Ltd. 3,600 102,450
Terumo Corp. 74,300 971,738
#Tess Holdings Co., Ltd. 40,900 97,570
THK Co., Ltd. 86,800 2,586,107
TIS, Inc. 85,000 2,478,478
Shares Value
JAPAN — (Continued)
TKC Corp. 10,600 $ 279,327
#*TKP Corp. 5,700 87,573
TOA Corp. 45,900 934,306
TOA ROAD Corp. 24,000 270,867
TOBISHIMA HOLDINGS, Inc. 17,300 272,184
Tobu Railway Co., Ltd. 53,000 936,931
Tocalo Co., Ltd. 37,700 630,777
#Tochigi Bank, Ltd. (The) 88,400 479,077
Toda Corp. 140,500 1,229,125
Toei Animation Co., Ltd. 35,500 590,286
Toell Co., Ltd. 4,200 23,551
Toenec Corp. 33,900 449,407
Togami Electric Manufacturing
Co., Ltd. 1,900 57,581
Toho Bank, Ltd. (The) 192,000 748,036
Toho Co., Ltd. 18,000 149,125
Toho Co., Ltd. 8,600 439,143
Toho Gas Co., Ltd. 26,800 888,642
#Toho Holdings Co., Ltd. 31,400 941,023
#Toho Titanium Co., Ltd. 27,500 331,761
#*Toho Zinc Co., Ltd. 10,100 108,687
Tohoku Bank, Ltd. (The) 1,800 17,806
Tohoku Electric Power Co.,
Inc. 141,800 1,025,858
Tokai Carbon Co., Ltd. 196,127 1,356,590
Tokai Corp. 8,900 142,160
TOKAI Holdings Corp. 72,600 540,288
Tokai Rika Co., Ltd. 32,400 657,410
Tokai Tokyo Financial
Holdings, Inc. 99,300 476,352
Tokio Marine Holdings, Inc. 295,100 10,955,774
#Tokushu Tokai Paper Co.,
Ltd. 16,500 176,809
Tokuyama Corp. 64,460 1,687,343
Tokyo Base Co., Ltd. 20,200 55,260
*Tokyo Electric Power Co.
Holdings, Inc. 352,788 1,328,501
#Tokyo Electron Device, Ltd. 17,700 405,611
Tokyo Electron, Ltd. 53,200 14,246,674
Tokyo Energy & Systems, Inc. 13,500 160,327
Tokyo Gas Co., Ltd. 53,200 2,360,996
Tokyo Kiraboshi Financial
Group, Inc. 26,212 1,711,104
Tokyo Ohka Kogyo Co., Ltd. 47,700 2,250,181
Tokyo Rope Manufacturing
Co., Ltd. 5,300 57,618
#Tokyo Sangyo Co., Ltd. 14,300 88,622
Tokyo Seimitsu Co., Ltd. 31,600 2,857,643
Tokyo Steel Manufacturing
Co., Ltd. 46,600 456,152
Tokyo Tatemono Co., Ltd. 122,100 2,872,429
#Tokyo Tekko Co., Ltd. 6,600 263,983
Tokyotokeiba Co., Ltd. 12,200 423,908
Tokyu Construction Co., Ltd. 73,300 606,794
Tokyu Corp. 75,900 858,832
Tokyu Fudosan Holdings Corp. 628,525 5,812,206
Toli Corp. 24,700 122,011
Tomato Bank, Ltd. 5,200 54,238
#Tomen Devices Corp. 2,600 197,874

189
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Tomoe Engineering Co., Ltd. 12,100 $ 151,230
Tomoku Co., Ltd. 7,000 157,235
TOMONY Holdings, Inc. 186,300 1,054,323
Tomy Co., Ltd. 82,600 1,459,127
Topre Corp. 34,100 555,512
Topy Industries, Ltd. 11,501 233,360
Toray Industries, Inc. 393,800 2,906,400
Torex Semiconductor, Ltd. 5,000 47,809
#Toridoll Holdings Corp. 33,600 910,027
Torishima Pump
Manufacturing Co., Ltd., Class
A 11,200 156,971
Tosei Corp. 52,600 535,684
Toshiba TEC Corp. 26,000 437,547
Tosho Co., Ltd. 7,900 38,204
Tosoh Corp. 136,000 2,222,585
Totech Corp. 12,500 325,749
Totetsu Kogyo Co., Ltd. 18,100 546,191
TOTO, Ltd. 90,199 2,842,327
#Tottori Bank, Ltd. (The) 1,200 13,310
Toumei Co., Ltd. 3,600 25,554
#Towa Bank, Ltd. (The) 11,277 84,143
Towa Pharmaceutical Co., Ltd. 24,600 573,298
Toyo Corp. 8,100 93,781
#Toyo Gosei Co., Ltd. 200 11,461
#Toyo Innovex Co., Ltd. 7,600 33,502
Toyo Kanetsu KK 9,400 162,151
Toyo Seikan Group Holdings,
Ltd. 50,000 1,255,996
Toyo Suisan Kaisha, Ltd. 13,000 929,535
#Toyo Tanso Co., Ltd. 13,900 486,581
Toyo Tire Corp. 94,600 2,549,282
Toyobo Co., Ltd. 108,101 929,223
Toyoda Gosei Co., Ltd. 52,200 1,418,191
Toyota Boshoku Corp. 62,300 1,046,814
Toyota Motor Corp. 2,392,600 54,347,662
#Toyota Motor Corp.,
Sponsored ADR 12,031 2,729,353
Toyota Tsusho Corp. 240,000 8,721,898
Traders Holdings Co., Ltd. 16,320 102,727
Transaction Co., Ltd. 20,300 156,994
*Transaction Media Networks,
Inc. 5,300 15,323
Transcosmos, Inc. 10,037 245,297
TRE Holdings Corp. 42,444 471,600
Treasure Factory Co., Ltd. 12,000 132,322
Trend Micro, Inc. 32,800 1,286,400
Tri Chemical Laboratories, Inc. 22,500 481,330
Trusco Nakayama Corp. 29,800 471,553
#*Tsubaki Nakashima Co., Ltd. 33,300 75,338
Tsubakimoto Chain Co. 47,800 733,454
Tsubakimoto Kogyo Co., Ltd. 4,500 83,314
#Tsuburaya Fields Holdings,
Inc. 37,000 439,654
Tsugami Corp. 38,700 805,309
Tsukada Global Holdings, Inc. 14,800 54,495
Tsukishima Holdings Co., Ltd. 24,900 479,566
Tsukuba Bank, Ltd. 80,300 265,480
Tsumura & Co. 54,600 1,445,169
Shares Value
JAPAN — (Continued)
Tsuruha Holdings, Inc. 166,405 $ 2,660,150
Tsurumi Manufacturing Co.,
Ltd. 10,800 152,765
UACJ Corp. 118,560 1,877,623
UBE Corp. 87,220 1,510,208
#Ubicom Holdings, Inc. 4,900 32,940
Uchida Yoko Co., Ltd. 28,500 383,547
Ueki Corp. 1,500 27,859
Ukai Co., Ltd. 1,800 39,031
ULS Group, Inc. 12,700 46,927
Ultrafabrics Holdings Co., Ltd. 4,400 21,335
Ulvac, Inc. 34,800 1,872,423
UMENOHANA GROUP Co.,
Ltd. 3,600 19,767
U-Next Holdings Co., Ltd. 41,700 503,341
Unicharm Corp. 237,500 1,446,308
Unipres Corp. 36,762 325,296
UNISOL Holdings Co.rp. 14,070 208,232
United Arrows, Ltd. 22,200 346,110
United Super Markets
Holdings, Inc. 24,335 147,184
#UNITED, Inc. 13,800 48,129
#*Universal Entertainment
Corp. 21,401 107,934
Urbanet Corp. Co., Ltd. 14,900 54,573
User Local, Inc. 3,100 37,218
Ushio, Inc. 64,300 1,154,616
USS Co., Ltd. 154,700 1,711,869
UT Group Co., Ltd. 415,500 554,862
V Technology Co., Ltd. 8,500 171,642
Valor Holdings Co., Ltd. 31,500 714,702
#Valqua, Ltd. 11,300 319,383
#Value HR Co., Ltd. 10,200 91,844
ValueCommerce Co., Ltd. 21,000 88,079
Vector, Inc. 22,800 215,496
Vertex Corp. 22,920 196,720
Vision, Inc. 36,000 301,517
*Visional, Inc. 16,100 889,122
Vital KSK Holdings, Inc. 27,400 249,026
VT Holdings Co., Ltd. 62,136 219,123
Wacoal Holdings Corp. 32,200 909,474
Wacom Co., Ltd. 76,200 368,503
Wakachiku Construction Co.,
Ltd. 5,800 172,767
Wakita & Co., Ltd. 25,100 327,865
Warabeya Nichiyo Holdings
Co., Ltd. 8,500 189,550
#Waseda Academy Co., Ltd. 4,000 54,065
Washington Hotel Corp. 2,400 19,681
#Watahan & Co., Ltd. 10,600 97,163
#WDB Holdings Co., Ltd. 4,900 50,919
#Wealth Management, Inc. 5,400 36,966
Weathernews, Inc. 5,200 137,365
#West Holdings Corp. 20,924 215,805
West Japan Railway Co. 70,400 1,441,680
#Will Group, Inc. 11,400 87,942
WingArc1st, Inc. 10,400 219,785
Workman Co., Ltd. 10,200 420,537
World Co., Ltd. 23,500 477,587

190
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
World Holdings Co., Ltd. 6,100 $ 99,927
#*W-Scope Corp. 39,600 43,384
Xebio Holdings Co., Ltd. 23,100 161,278
YAC Holdings Co., Ltd. 14,900 106,829
Yagi & Co., Ltd. 600 13,069
Yahagi Construction Co., Ltd. 18,900 284,247
#Yakult Honsha Co., Ltd. 73,300 1,184,128
YAKUODO Holdings Co., Ltd. 9,200 119,697
YAMABIKO Corp. 22,500 468,203
YAMADA Consulting Group
Co., Ltd. 5,200 58,283
Yamada Corp. 900 39,323
Yamada Holdings Co., Ltd. 342,400 1,203,261
Yamae Group Holdings Co.,
Ltd. 12,100 219,080
Yamagata Bank, Ltd. (The) 15,000 214,702
Yamaguchi Financial Group,
Inc. 150,000 2,388,176
Yamaha Corp. 161,403 1,170,292
Yamaha Motor Co., Ltd. 459,700 3,467,269
Yamaichi Electronics Co., Ltd. 19,600 748,373
#Yamami Co. 1,500 47,307
Yamanashi Chuo Bank, Ltd.
(The) 13,800 423,143
#Yamatane Corp. 10,800 158,296
Yamato Holdings Co., Ltd. 91,800 1,202,398
Yamau Holdings Co., Ltd. 2,800 45,414
#Yamaura Corp. 4,200 40,023
#Yamaya Corp. 2,500 36,092
Yamazaki Baking Co., Ltd. 74,200 1,570,004
Yamazen Corp. 41,000 378,744
#Yashima Denki Co., Ltd. 9,300 184,782
Yaskawa Electric Corp. 25,300 806,103
YE DIGITAL Corp. 4,300 22,105
Yellow Hat, Ltd. 50,800 555,553
Yokogawa Bridge Holdings
Corp. 29,600 596,759
Yokogawa Electric Corp. 53,100 1,765,181
Yokohama Financial Group,
Inc. 682,624 6,212,914
Yokohama Rubber Co., Ltd.
(The) 90,900 3,588,623
Yokorei Co., Ltd. 38,700 317,608
Yokowo Co., Ltd. 12,400 175,719
Yondenko Corp. 16,900 183,396
Yondoshi Holdings, Inc. 6,400 75,550
Yonex Co., Ltd. 32,400 683,664
#Yorozu Corp. 8,700 57,357
Yoshicon Co., Ltd. 600 11,319
#*Yoshimura Food Holdings
KK 7,000 39,479
#Yoshinoya Holdings Co., Ltd. 42,000 832,050
#Yossix Holdings Co., Ltd. 2,000 40,775
Yotai Refractories Co., Ltd.,
Registered 600 7,075
Yuasa Trading Co., Ltd. 7,900 289,861
Yuken Kogyo Co., Ltd. 600 12,622
#Yukiguni Factory Co., Ltd. 17,100 117,725
Yurtec Corp. 30,400 535,439
Shares Value
JAPAN — (Continued)
#Yushin Co 10,700 $ 52,786
Zacros Corp. 35,700 269,382
Zenrin Co., Ltd. 29,350 199,586
Zensho Holdings Co., Ltd. 41,837 2,271,934
Zeon Corp. 132,000 1,614,275
ZERIA Pharmaceutical Co.,
Ltd. 15,700 209,048
#ZIGExN Co., Ltd. 40,900 124,084
Zojirushi Corp., Class B 14,100 141,311
#ZOZO, Inc. 92,400 764,310
Zuiko Corp. 4,800 31,272
TOTAL JAPAN 1,646,041,984
KOREA, REPUBLIC OF — (5.0%)
*3S Korea Co., Ltd. 5,682 5,783
*ABLBio, Inc. 629 86,392
Able C&C Co., Ltd. 4,892 36,025
*ABOV Semiconductor Co.,
Ltd. 2,456 22,540
*ADTechnology Co., Ltd. 1,492 39,700
*Advanced Nano Products
Co., Ltd. 1,537 73,785
*Aekyung Chemical Co., Ltd. 12,939 84,139
Aekyung Industrial Co., Ltd. 6,031 52,667
*AeroSpace Technology of
Korea, Inc. 94,953 40,306
*Ahnlab, Inc. 1,336 61,816
*Air Busan Co., Ltd. 47,302 59,382
*AJ Networks Co., Ltd. 15,292 56,094
Ajin Industrial Co., Ltd. 28,520 68,358
AK Holdings, Inc. 2,913 15,725
*Alteogen, Inc. 3,279 940,827
*ALUKO Co., Ltd. 47,684 75,697
*Amicogen, Inc., Class A 6,196 7,077
*Aminologics Co., Ltd., Class A 9,612 10,230
Amorepacific Corp. 12,796 1,233,906
*Amotech Co., Ltd. 4,254 29,347
*Anam Electronics Co., Ltd.,
Class F 5,947 5,697
#*Ananti, Inc. 45,487 265,767
*Anapass, Inc. 7,161 88,107
*ANIPLUS, Inc. 17,321 36,281
*Aprogen, Inc., Class A 42,647 21,836
Asia Cement Co., Ltd. 12,838 111,666
ASIA Holdings Co., Ltd. 648 129,879
*Asia Pacific Satellite, Inc. 5,010 70,308
Asia Paper Manufacturing Co.,
Ltd. 20,255 109,479
*ASTORY Co., Ltd. 625 3,092
Atec Co., Ltd. 2,664 18,656
Aurora World Corp. 3,238 33,068
*Avaco Co., Ltd. 4,785 50,862
Baiksan Co., Ltd. 11,593 102,367
BGF retail Co., Ltd. 7,502 632,724
#*BH Co., Ltd. 19,862 251,828
*BHI Co., Ltd. 14,679 732,216
*Binex Co., Ltd. 8,853 100,253
Binggrae Co., Ltd. 4,788 248,814
*Bio FD&C Co., Ltd. 1,106 12,110

191
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Bio Plus Co., Ltd. 22,625 $ 85,979
*Biodyne Co., Ltd. 1,978 18,895
*Bioneer Corp. 5,429 51,069
*BioSmart Co., Ltd. 4,847 14,715
#*BNC Korea Co., Ltd. 30,915 105,670
#BNK Financial Group, Inc. 140,090 1,616,573
Boditech Med, Inc. 7,281 65,910
Bookook Securities Co., Ltd. 1,891 94,327
*Boryung 17,835 114,613
*Bosung Power Technology
Co., Ltd. 7,264 39,615
Bukwang Pharmaceutical Co.,
Ltd. 23,987 66,908
*BYC Co., Ltd. 1,130 32,697
Byucksan Corp. 20,689 24,305
*C&C International Co., Ltd. 67 1,771
*C&G Hi Tech Co., Ltd. 3,093 38,679
*Cafe24 Corp. 12,064 318,907
Cape Industries, Ltd. 10,961 89,933
#Caregen Co., Ltd. 9,011 785,661
Celltrion Pharm, Inc. 1,906 96,796
Celltrion, Inc. 10,663 1,555,669
*Chabiotech Co., Ltd. 6,128 93,023
Cheil Electric Co., Ltd. 3,127 22,246
Cheil Worldwide, Inc. 49,986 762,257
#Chemtronics Co., Ltd. 8,647 211,459
*Chemtros Co., Ltd. 3,668 17,150
Cheryong Electric Co., Ltd. 10,123 343,552
Cheryong Industrial Co., Ltd. 2,768 14,000
Chips&Media, Inc. 5,555 72,399
*Choil Aluminum Co., Ltd. 30,616 28,353
*Chong Kun Dang
Pharmaceutical Corp. 5,188 308,166
*Chongkundang Holdings
Corp. 1,701 59,087
Choong Ang Vaccine
Laboratory 2,721 18,053
#*Chunbo Co., Ltd. 1,736 70,916
*CJ CGV Co., Ltd. 69,778 293,287
#CJ CheilJedang Corp. 6,996 1,037,686
CJ Corp. 11,743 1,774,422
*CJ ENM Co., Ltd. 13,761 715,106
CJ Freshway Corp. 4,627 89,846
CJ Logistics Corp. 8,058 581,090
*Classys, Inc. 6,192 319,623
*CLIO Cosmetics Co., Ltd. 1,954 18,001
*CMG Pharmaceutical Co.,
Ltd. 28,024 39,328
*CoAsia Corp. 3,691 15,257
*Com2uS Holdings Corp.,
Class F 4,821 75,695
*ContentreeJoongAng Corp. 2,018 9,954
#*Cosmax, Inc. 7,183 1,010,530
#*Cosmecca Korea Co., Ltd. 5,941 397,883
*CosmoAM&T Co., Ltd. 3,019 106,968
*Cosmochemical Co., Ltd. 4,167 48,114
*Coway Co., Ltd. 33,986 1,969,176
*Cowintech Co., Ltd. 5,821 75,341
*Creative & Innovative System 41,318 379,767
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Creverse, Inc. 3,932 $ 34,119
*CS Bearing Co., Ltd. 3,803 15,747
*CS Wind Corp. 23,135 653,354
*CTC BIO, Inc. 3,624 10,751
#*Cuckoo Homesys Co., Ltd. 8,292 135,665
*Curexo, Inc. 1,456 20,059
#*D.I Corp. 9,530 228,087
*<DA Technology Co., Ltd.,
Class A 14,300 378
Dae Hwa Pharmaceutical Co.,
Ltd. 3,436 39,411
Dae Won Kang Up Co., Ltd. 33,475 96,978
*Daea TI Co., Ltd. 12,451 36,590
*Daechang Co., Ltd. 24,606 24,223
*Daechang Forging Co., Ltd. 5,946 27,677
#*Daedong Corp. 18,603 127,303
Daeduck Electronics Co., Ltd. 16,409 721,613
*Daeho AL Co., Ltd. 17,420 16,786
*Dae-Il Corp. 26,776 208,531
Daejoo Electronic Materials
Co., Ltd. 4,211 221,755
*DaeMyoung Energy Co, Ltd. 1,389 16,964
#Daesang Corp. 20,380 306,535
Daesang Holdings Co., Ltd. 12,228 82,234
Daesung Energy Co., Ltd. 3,138 17,964
#*Daesung Industrial Co., Ltd. 28,124 143,609
#*Daewon Cable Co., Ltd. 42,490 109,959
*Daewon Media Co., Ltd. 4,013 20,966
*Daewon Pharmaceutical Co.,
Ltd. 7,760 62,375
#*Daewoo Engineering &
Construction Co., Ltd. 175,120 604,659
#*Daewoong Co., Ltd. 17,983 299,842
#*Daewoong Pharmaceutical
Co., Ltd. 4,893 574,147
Daishin Securities Co., Ltd. 20,529 446,407
#*Danal Co., Ltd. 33,495 214,783
Daol Investment & Securities
Co., Ltd. 33,410 94,701
*Dawonsys Co., Ltd. 22,141 50,838
DB HiTek Co., Ltd. 26,230 1,927,980
DB Insurance Co., Ltd. 46,721 4,628,605
DB Securities Co., Ltd. 21,349 200,824
*DE&T Co., Ltd. 10,499 40,992
#Dear U Co., Ltd. 5,038 131,778
*Dentium Co., Ltd. 4,213 140,785
*Devsisters Co., Ltd. 5,861 156,562
*DI Dong Il Corp. 12,222 169,821
*Digital Daesung Co., Ltd. 12,951 72,880
*DIO Corp. 4,053 44,658
*DK Tech Co., Ltd. 7,371 50,594
*<DKME 128,469 33,469
#*DL Holdings Co., Ltd. 10,303 297,051
<DMS Co., Ltd. 9,939 16,392
DN Automotive Corp. 19,401 338,985
*Dohwa Engineering Co., Ltd. 10,699 45,415
Dong-A Socio Holdings Co.,
Ltd. 2,503 189,021
Dong-A ST Co., Ltd. 3,817 145,319

192
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Dongbang Transport Logistics
Co., Ltd. 29,861 $ 54,872
Dongjin Semichem Co., Ltd. 35,101 1,365,608
Dongkoo Bio & Pharma Co.,
Ltd. 5,626 20,755
*DongKook Pharmaceutical
Co., Ltd. 12,497 163,137
Dongkuk CM Co., Ltd. 3,282 12,039
*Dongkuk Industries Co., Ltd. 26,810 53,177
Dongkuk Steel Mill Co., Ltd. 19,125 117,057
#Dongsuh Cos., Inc. 14,332 258,880
Dongsung Chemical Co., Ltd. 25,657 78,162
#*Dongsung Finetec Co., Ltd. 12,902 254,114
*Dongwha Enterprise Co., Ltd. 7,677 57,281
*Dongwha Pharm Co., Ltd. 14,952 63,053
Dongwon Industries Co., Ltd. 7,677 221,606
Dongwon Metal Co., Ltd.,
Class A 3,544 3,873
Dongwon Systems Corp. 3,472 67,177
#*Dongwoon Anatech Co., Ltd. 13,021 274,098
#*Doosan Bobcat, Inc. 33,124 1,353,127
#Doosan Co., Ltd. 3,760 2,222,982
*Doosan Enerbility Co., Ltd. 35,980 2,264,685
*Doosan Fuel Cell Co., Ltd. 4,791 113,002
#Doosan Tesna, Inc. 8,284 390,201
Douzone Bizon Co., Ltd. 10,986 743,391
*Dream Security Co., Ltd. 31,800 37,778
*Dreamtech Co., Ltd. 13,997 76,918
*DRTECH Corp. 13,745 19,241
DS Dansuk Co., Ltd. 6,025 81,958
*DSK Co., Ltd. 9,852 54,756
#*Duk San Neolux Co., Ltd. 3,036 82,365
#*Duksan Hi-Metal Co., Ltd. 21,422 132,306
#*Duksan Techopia Co., Ltd. 1,644 22,466
*Duksung Co., Ltd. 4,706 15,628
DY Corp. 4,312 15,278
DY POWER Corp. 4,701 42,817
*DYPNF Co., Ltd. 2,244 22,621
*Easy Bio, Inc. 11,835 57,966
*Easy Holdings Co., Ltd. 27,105 98,297
*Eco&Dream Co., Ltd. 711 11,287
*Ecoplastic Corp. 34,910 77,368
*Ecopro BM Co., Ltd. 2,751 443,401
#Ecopro Co., Ltd. 27,478 3,102,109
Ecopro HN Co., Ltd. 3,794 109,255
*Elentec Co., Ltd. 465 3,366
#E-MART, Inc. 17,060 1,078,547
*EMKOREA Co., Ltd. 7,151 12,246
*EMRO, Inc. 2,062 60,382
*EM-Tech Co., Ltd. 9,562 54,473
*Enchem Co., Ltd. 928 61,957
#*ENF Technology Co., Ltd. 9,743 398,682
*EO Technics Co., Ltd. 1,201 313,725
*Eubiologics Co., Ltd. 24,662 214,512
Eugene Investment &
Securities Co., Ltd. 69,920 208,147
#Eugene Technology Co., Ltd. 9,534 735,219
#*EV Advanced Material Co.,
Ltd. 24,243 33,550
Shares Value
KOREA, REPUBLIC OF — (Continued)
*E-World 19,065 $ 21,126
*Exem Co., Ltd. 11,356 17,751
Exicon Co., Ltd. 6,207 105,649
*F&F Co., Ltd. 10,666 541,673
*F&F Holdings Co., Ltd. 4,983 72,180
*FarmStory Co., Ltd., Class A 29,835 23,422
*FIBERPRO, Inc. 4,704 54,936
#*Fine M-Tec Co., Ltd. 10,903 71,960
*Fine Semitech Corp. 5,988 195,523
*Foosung Co., Ltd. 16,638 97,905
*Gabia, Inc. 3,825 89,021
*Galaxia Moneytree Co., Ltd. 2,308 17,766
*GAMSUNG Corp. Co., Ltd. 37,730 181,651
#*Gaon Cable Co., Ltd. 2,418 147,156
*GC Cell Corp. 8,005 149,044
*GeneOne Life Science, Inc. 22,871 30,492
*Genians, Inc. 1,624 21,042
*Genic Co., Ltd., Class A 2,221 25,243
*Genomictree, Inc. 1,668 27,638
*Global Standard Technology
Co., Ltd. 13,378 271,389
*Global Tax Free Co., Ltd. 22,068 71,674
#*GnCenergy Co., Ltd. 11,028 280,412
*GOLFZON Co., Ltd. 2,995 126,300
#Grand Korea Leisure Co.,
Ltd. 19,958 178,172
Green Chemical Co., Ltd. 5,776 24,638
#*Green Cross Corp. 2,959 338,988
*Green Cross Holdings Corp. 18,854 204,599
*Green Plus Co., Ltd. 1,493 5,528
GS Engineering &
Construction Corp. 66,997 873,651
GS Global Corp. 39,991 64,457
GS Holdings Corp. 37,868 1,807,372
#GS P&L Co., Ltd. 6,616 235,334
GS Retail Co., Ltd. 29,938 460,697
*HAESUNG DS Co., Ltd. 7,895 353,778
*Haesung Industrial Co., Ltd.,
Class H 13,426 77,418
*Han Kuk Carbon Co., Ltd. 22,318 524,847
Hana Financial Group, Inc. 129,441 9,001,698
*Hana Materials, Inc. 3,820 177,545
#Hana Micron, Inc. 45,793 1,200,977
*Hana Pharm Co., Ltd., Class
A 4,025 28,830
*Hana Technology Co., Ltd. 913 20,202
#Hana Tour Service, Inc. 7,101 228,412
*Hanall Biopharma Co., Ltd. 2,936 105,047
Hancom, Inc. 11,361 204,425
Handok, Inc. 5,594 44,071
Handsome Co., Ltd. 5,861 75,695
Hanil Cement Co., Ltd. 13,030 155,067
*Hanil Feed Co., Ltd. 15,396 32,302
Hanil Holdings Co., Ltd. 8,066 87,418
#*Hanjin Kal Corp. 7,329 574,853
*Hanjin Logistics Corp. 7,279 100,431
*HanJung Natural Connectivity
System Co., Ltd. 552 19,750

193
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Hankook Cosmetics
Manufacturing Co., Ltd. 1,268 $ 43,738
Hankook Shell Oil Co., Ltd. 368 111,213
Hankook Tire & Technology
Co., Ltd. 57,367 2,530,780
#*Hanmi Pharm Co., Ltd. 3,319 1,116,018
*Hanmi Science Co., Ltd. 3,892 114,916
#Hanmi Semiconductor Co.,
Ltd. 21,720 3,183,910
*HanmiGlobal Co., Ltd. 6,122 79,917
*Hannong Chemicals, Inc. 3,807 68,634
*Hanon Systems 144,418 328,588
Hansae Co., Ltd. 11,518 111,867
*Hanshin Construction Co.,
Ltd. 609 4,231
#Hansol Chemical Co., Ltd. 4,066 798,003
Hansol Holdings Co., Ltd. 21,309 47,299
*Hansol IONES Co., Ltd. 8,881 87,181
Hansol Paper Co., Ltd. 4,248 24,820
Hansol Technics Co., Ltd. 24,852 103,248
*Hanssem Co., Ltd. 5,606 181,492
*Hanwha Aerospace Co., Ltd. 8,091 7,307,420
*Hanwha Corp. 14,207 1,130,125
*Hanwha Engine 16,961 641,016
#*Hanwha Galleria Corp. 102,658 129,874
*Hanwha General Insurance
Co., Ltd. 56,729 239,622
*Hanwha Investment &
Securities Co., Ltd. 89,074 397,906
#*Hanwha Life Insurance Co.,
Ltd. 150,974 365,530
*Hanwha Ocean Co., Ltd. 6,701 644,775
#*Hanwha Solutions Corp. 70,468 1,353,648
*Hanwha Systems Co., Ltd. 21,464 1,404,689
*Hanwha Vision Co., Ltd. 24,926 1,070,187
*Hanyang Digitech Co., Ltd. 4,482 83,450
*Hanyang Securities Co., Ltd. 5,778 82,090
*Harim Co., Ltd. 42,694 90,466
#*Harim Holdings Co., Ltd. 46,748 468,324
HB SOLUTION Co., Ltd. 35,230 56,049
*HC HomeCenter Co., Ltd. 64,817 31,476
HD Hyundai Co., Ltd. 26,483 4,305,281
HD Hyundai Construction
Equipment Co., Ltd. 24,041 1,807,167
HD Hyundai Electric Co., Ltd. 6,529 4,032,431
#*HD Hyundai Energy
Solutions Co., Ltd. 5,084 187,551
HD Hyundai Heavy Industries
Co., Ltd. 3,294 1,315,861
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 9,263 2,661,005
#HDC Holdings Co., Ltd. 30,770 406,376
#HDC Hyundai Development
Co-Engineering & Construction 34,365 491,815
*HD-Hyundai Marine Engine 5,102 313,691
#*Heung-A Shipping Co., Ltd. 49,288 59,615
*HFR, Inc. 2,058 19,745
#*Hite Jinro Co., Ltd. 28,541 348,980
*Hitejinro Holdings Co., Ltd. 3,633 23,851
Shares Value
KOREA, REPUBLIC OF — (Continued)
*HJ Shipbuilding &
Construction Co., Ltd. 4,334 $ 75,877
#*HK inno N Corp. 13,924 544,617
*HL Holdings Corp. 3,824 120,878
HL Mando Co., Ltd. 32,885 1,457,595
*HLB Biostep Co., Ltd. 30,138 30,255
*HLB Global Co., Ltd. 7,378 11,405
*HLB PANAGENE Co., Ltd. 6,136 7,140
*Hlb Pharma Ceutical Co., Ltd. 2,778 32,038
*HLB Therapeutics Co., Ltd. 9,980 20,627
*HLB, Inc. 6,248 240,909
*Hotel Shilla Co., Ltd. 14,723 472,560
#*HPSP Co., Ltd. 18,894 610,373
*HS Hyosung Advanced
Materials Corp. 2,037 335,396
*HS Hyosung Corp. 1,454 62,730
*HS Industries Co., Ltd. 23,629 54,665
#*Hugel, Inc. 2,876 552,462
Humedix Co., Ltd. 5,699 173,219
*Huneed Technologies 6,014 35,013
Huons Co., Ltd. 4,327 82,668
*Hwa Shin Co., Ltd. 17,828 115,063
*Hwaseung Enterprise Co.,
Ltd. 10,556 37,035
#*HYBE Co., Ltd. 3,166 822,623
*Hydro Lithium, Inc. 13,236 23,127
*Hyosung Corp. 6,256 664,108
*Hyosung Heavy Industries
Corp. 2,851 5,155,727
#*Hyosung TNC Corp. 2,256 591,663
#Hyundai Autoever Corp. 3,296 1,056,763
*Hyundai Bioland Co., Ltd. 10,898 32,897
Hyundai BNG Steel Co., Ltd. 5,472 51,245
#Hyundai Department Store
Co., Ltd. 9,455 615,488
Hyundai Elevator Co., Ltd. 12,657 830,083
HYUNDAI EVERDIGM Corp. 9,460 53,695
Hyundai Glovis Co., Ltd. 27,804 4,674,564
Hyundai Green Food 16,553 175,604
Hyundai Livart Furniture Co.,
Ltd. 10,701 48,844
#*Hyundai Marine & Fire
Insurance Co., Ltd. 52,858 1,033,731
Hyundai Motor Co. 32,153 11,168,890
Hyundai Motor Securities Co.,
Ltd. 21,062 139,301
#*Hyundai Movex Co., Ltd. 10,109 221,929
Hyundai Pharmaceutical Co.,
Ltd. 4,127 34,463
Hyundai Rotem Co., Ltd. 28,629 4,584,538
Hyundai Steel Co. 49,293 1,070,172
#Hyundai Wia Corp. 15,151 902,071
HyVision System, Inc. 7,599 92,387
#*i3system, Inc. 3,264 294,790
iFamilySC Co., Ltd. 7,178 75,001
#*Il Dong Pharmaceutical Co.,
Ltd. 3,758 99,341
Iljin Electric Co., Ltd. 18,758 873,132
*Iljin Holdings Co., Ltd. 17,313 93,818

194
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Iljin Hysolus Co., Ltd. 739 $ 7,290
*Iljin Power Co., Ltd. 3,494 37,431
<Ilyang Pharmaceutical Co.,
Ltd. 7,063 48,029
iM Financial Group Co., Ltd. 132,114 1,422,653
iMarketKorea, Inc. 13,942 75,551
InBody Co., Ltd. 4,681 106,179
*Incar Financial Service Co.,
Ltd. 14,891 163,869
#Industrial Bank of Korea 108,303 1,666,605
Innocean Worldwide, Inc. 15,149 200,071
InnoWireless Co., Ltd. 3,349 68,986
#*Innox Advanced Materials
Co., Ltd. 11,664 264,980
*Inscobee, Inc. 17,258 7,937
*Insun ENT Co., Ltd. 14,066 42,753
*Insung Information Co., Ltd. 23,271 27,872
*Intellian Technologies, Inc. 1,183 86,379
*Interflex Co., Ltd. 9,893 85,569
Interojo Co., Ltd. 4,355 53,099
*iNtRON Biotechnology, Inc. 4,189 11,510
*IS Dongseo Co., Ltd. 11,932 194,805
ISC Co., Ltd. 4,897 512,698
*i-SENS, Inc. 7,821 89,110
*ISU Chemical Co., Ltd. 4,911 31,218
#*ISU Specialty Chemical 6,025 445,366
IsuPetasys Co., Ltd. 48,229 3,936,993
*Itcenglobal Co., Ltd. 5,445 203,516
*ITM Semiconductor Co., Ltd. 3,314 25,671
#*Jahwa Electronics Co., Ltd. 11,508 239,850
*JASTECH, Ltd. 1,201 4,214
JB Financial Group Co., Ltd. 75,507 1,319,300
*Jeil Pharmaceutical Co., Ltd. 2,362 23,892
*Jeju Air Co., Ltd. 20,174 75,964
#*Jeju Semiconductor Corp. 24,208 728,225
*Jin Air Co., Ltd. 14,455 68,087
*Jinsung T.E.C. 9,758 97,214
*JNTC Co., Ltd. 7,362 124,541
JS Corp. 7,339 61,235
*Jusung Engineering Co., Ltd. 20,474 588,162
*JVM Co., Ltd. 3,602 63,437
*JW Holdings Corp. 28,264 78,151
*JW Life Science Corp. 6,689 59,994
*JW Pharmaceutical Corp. 8,930 192,944
#*JYP Entertainment Corp. 23,662 1,213,183
K Car Co., Ltd. 11,602 124,129
*K Ensol Co., Ltd. 4,278 37,626
Kakao Corp. 17,581 749,947
#*Kakao Games Corp. 34,735 428,577
#KakaoBank Corp. 52,101 828,896
*Kakaopay Corp. 4,024 177,242
*Kangnam Jevisco Co., Ltd. 5,538 65,483
#*Kangwon Energy Co., Ltd. 3,443 41,668
KB Financial Group, Inc. 125,369 11,775,663
KB Financial Group, Inc.,
Sponsored ADR 10,567 992,981
*KBI Dongyang Steel Pipe
Co., Ltd. 22,267 28,480
KC Tech Co., Ltd. 4,198 137,804
Shares Value
KOREA, REPUBLIC OF — (Continued)
KCC Glass Corp. 6,421 $ 119,998
*KCTC 20,328 95,186
*Keeps Biopharma, Inc. 2,232 14,312
*Kencoa Aerospace Co. 4,030 83,433
*KEPCO Engineering &
Construction Co., Inc. 567 51,760
*KEPCO Plant Service &
Engineering Co., Ltd. 12,620 490,982
*KG Chemical Corp. 24,252 99,744
KG DONGBUSTEEL 26,745 104,423
*KG Eco Solution Co., Ltd. 23,570 108,238
*KG Mobility Co. 30,978 83,611
KGMobilians Co., Ltd. 16,299 61,147
KH Vatec Co., Ltd. 11,899 158,058
*KidariStudio, Inc. 11,726 25,987
#*KINX, Inc. 1,850 171,196
*KISWIRE, Ltd. 7,780 117,019
#KIWOOM Securities Co., Ltd. 11,097 3,419,146
*KMW Co., Ltd. 4,900 64,407
*KNJ Co., Ltd. 4,908 95,473
*KoBioLabs, Inc. 3,037 13,124
#Koh Young Technology, Inc. 9,615 224,778
*Kolmar BNH Co., Ltd. 4,676 48,501
*Kolmar Korea Co., Ltd. 6,076 295,062
*Kolon Corp. 3,595 150,853
*Kolon Enp, Inc. 9,777 68,603
#Kolon Industries, Inc. 12,079 461,543
*Kolon Life Science, Inc. 1,390 62,576
*KoMiCo, Ltd. 4,563 401,648
*Komipharm International Co.,
Ltd., Class A 3,882 19,229
#Korea Aerospace Industries,
Ltd. 22,667 2,650,310
#*Korea Circuit Co., Ltd. 9,529 468,042
Korea District Heating Corp. 1,126 78,071
*Korea Electric Power Corp. 24,999 1,012,534
Korea Electric Power Corp.,
Sponsored ADR 21,814 440,861
Korea Electric Terminal Co.,
Ltd. 4,777 248,242
#*Korea Electronic Power
Industrial Development Co.,
Ltd. 12,324 117,384
Korea Fuel-Tech Corp. 17,823 97,077
*Korea Gas Corp. 8,801 245,491
*Korea Information &
Communications Co., Ltd. 12,085 67,839
*Korea Information Certificate
Authority, Inc. 12,347 57,643
Korea Investment Holdings
Co., Ltd. 32,952 4,933,414
*Korea Line Corp. 149,182 202,412
Korea Movenex Co., Ltd. 15,389 61,902
*Korea Petrochemical Ind Co.,
Ltd. 3,187 346,067
*Korea Petroleum Industries
Co. 2,555 28,312
Korea Ratings Corp. 897 60,386
*Korea United Pharm, Inc. 7,310 96,898

195
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Korea Zinc Co., Ltd. 20 $ 26,178
*Korean Air Lines Co., Ltd. 159,118 2,575,691
Korean Reinsurance Co. 121,886 996,664
Koryo Credit Information Co.,
Ltd. 7,439 51,630
*Krafton, Inc. 17,497 3,087,563
*KRW Dividend 1 –
#*KSS LINE, Ltd. 15,769 106,266
KT Corp., Sponsored ADR 8,932 186,857
*KT Skylife Co., Ltd. 19,665 66,602
KT&G Corp. 18,003 1,924,873
*KTCS Corp. 15,667 29,769
*Kukdong Oil & Chemicals
Co., Ltd. 12,312 29,467
*Kukjeon Pharmaceutical Co.,
Ltd. 6,443 14,257
*Kumho Petrochemical Co.,
Ltd. 9,051 906,106
*Kumho Tire Co., Inc. 97,031 405,813
Kwang Dong Pharmaceutical
Co., Ltd. 27,894 116,855
*KX Innovation Co., Ltd. 5,729 13,771
*Kyeong Nam Steel Co., Ltd. 16,863 31,456
*Kyeryong Construction
Industrial Co., Ltd. 6,267 94,044
#Kyobo Securities Co., Ltd. 30,290 250,628
Kyochon F&B Co., Ltd. 2,782 8,330
*Kyongbo Pharmaceutical Co.,
Ltd. 2,094 8,481
#*Kyung Dong Navien Co.,
Ltd. 5,511 221,298
*Kyungbang Co., Ltd. 9,755 63,366
Kyung-In Synthetic Corp. 27,007 92,312
L&C Bio Co., Ltd. 2,703 173,139
*L&F Co., Ltd. 360 31,588
#*LabGenomics Co., Ltd. 66,544 81,319
Lake Materials Co., Ltd. 26,437 491,309
*LB Semicon, Inc. 34,084 111,174
*Lee Ku Industrial Co., Ltd. 8,294 34,169
*LEENO Industrial, Inc. 20,330 1,495,725
LG Chem, Ltd. 12,494 2,695,142
#*LG Display Co., Ltd. 194,832 1,579,609
*LG Display Co., Ltd.,
Sponsored ADR 106,443 422,579
LG Electronics, Inc. 68,704 4,730,142
*LG Energy Solution, Ltd. 871 240,835
#LG H&H Co., Ltd. 5,262 959,619
*LG HelloVision Co., Ltd. 31,847 51,220
#LG Innotek Co., Ltd. 13,057 2,222,429
LG Uplus Corp. 180,441 2,005,736
*LIG Nex1 Co., Ltd. 7,395 2,473,734
*LigaChem Biosciences, Inc. 404 56,977
*LOT Vacuum Co., Ltd. 6,471 62,040
#Lotte Chemical Corp. 9,622 557,506
Lotte Chilsung Beverage Co.,
Ltd. 3,400 315,340
Lotte Corp. 19,108 416,834
#*Lotte Energy Materials Corp. 17,078 460,942
LOTTE Himart Co., Ltd. 4,153 20,947
Shares Value
KOREA, REPUBLIC OF — (Continued)
Lotte Innovate Co., Ltd. 3,224 $ 47,484
*Lotte Non-Life Insurance Co.,
Ltd. 36,124 41,685
Lotte Rental Co., Ltd. 14,260 305,628
Lotte Shopping Co., Ltd. 6,552 382,359
*Lotte Tour Development Co.,
Ltd. 116 2,027
Lotte Wellfood Co., Ltd. 2,279 184,138
LS Corp. 11,618 1,848,355
*LS Eco Energy, Ltd. 5,242 150,224
#*LS Electric Co., Ltd. 7,773 3,056,494
LS SECURITIES Co., Ltd. 2,277 9,017
*LTC Co., Ltd. 3,094 59,326
*LVMC Holdings 77,649 80,271
LX Hausys, Ltd. 4,801 96,727
LX INTERNATIONAL Corp. 25,669 682,117
LX Semicon Co., Ltd. 8,986 341,485
*M.I.Tech Co., Ltd. 7,711 40,125
Macquarie Korea Infrastructure
Fund 114,866 892,977
*Macrogen, Inc. 5,779 78,370
*Maeil Dairies Co., Ltd. 3,123 76,589
MAKUS, Inc. 2,720 45,163
#*Manyo Co., Ltd. 8,836 88,335
Mcnex Co., Ltd. 9,078 192,042
Medytox, Inc. 1,328 123,906
*Meerecompany, Inc. 2,055 25,784
*MegaStudyEdu Co., Ltd. 5,221 169,028
Meritz Financial Group, Inc. 80,431 6,515,392
*META BIOMED Co., Ltd. 15,201 51,642
#*MiCo, Ltd. 50,048 616,473
*Micro Digital Co., Ltd. 1,286 8,666
#*Mirae Asset Life Insurance
Co., Ltd. 38,870 254,381
#Mirae Asset Securities Co.,
Ltd. 115,261 3,423,237
Misto Holdings Corp. 27,396 893,596
Miwon Commercial Co., Ltd. 1,396 134,809
*Miwon Holdings Co., Ltd. 92 4,429
Miwon Specialty Chemical
Co., Ltd. 1,128 105,716
MNTech Co., Ltd. 3,179 26,348
*Modetour Network, Inc. 7,253 56,940
*MONAYONGPYONG 28,885 63,614
*Motrex Co., Ltd. 7,315 49,194
*mPlus Corp. 7,415 64,393
*MS Autotech Co., Ltd. 21,762 33,942
*Myoung Shin Industrial Co.,
Ltd. 23,574 150,019
*MyungMoon Pharm Co., Ltd. 6,052 7,526
*Namhae Chemical Corp. 18,142 86,463
*Namuga Co., Ltd. 7,373 127,801
*Namyang Dairy Products Co.,
Ltd. 2,640 87,762
*NanoenTek, Inc. 3,082 10,941
*Nature & Environment Co.,
Ltd. 22,180 9,168
Nature Holdings Co., Ltd.
(The) 7,760 43,237

196
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
NAVER Corp. 4,002 $ 764,589
*Nepes Ark Corp. 6,383 82,215
#*NEPES Corp. 12,173 161,951
Ω*Netmarble Corp. 13,728 503,570
*New Power Plasma Co., Ltd. 17,853 76,155
Newflex Technology Co., Ltd. 7,421 34,543
*Nexen Corp. 9,426 39,160
Nexen Tire Corp. 22,782 127,094
*Nexon Games Co., Ltd. 2,881 26,500
*Nexteel Co., Ltd. 5,849 45,674
NEXTIN, Inc. 6,634 453,973
NH Investment & Securities
Co., Ltd. 82,553 1,551,382
#NHN KCP Corp. 21,542 341,224
*NICE Holdings Co., Ltd. 21,628 209,308
NICE Information &
Telecommunication, Inc. 4,322 73,114
NICE Information Service Co.,
Ltd. 25,220 303,642
*Nong Shim Holdings Co., Ltd. 1,930 118,664
*NongShim Co., Ltd. 1,795 508,172
*Noroo Holdings Co., Ltd. 92 1,355
*NOROO Paint & Coatings
Co., Ltd. 4,943 28,468
*NOVAREX Co., Ltd. 10,083 98,490
*OCI Co., Ltd. 4,478 219,638
#OCI Holdings Co., Ltd. 11,591 929,277
*Okins Electronics Co., Ltd. 3,065 27,447
*ONEJOON Co., Ltd. 6,754 47,955
*Openbase, Inc. 2,729 4,503
*OptoElectronics Solutions
Co., Ltd. 1,739 20,188
*Oriental Precision &
Engineering Co., Ltd. 26,200 152,351
Orion Corp. 18,057 1,474,015
*Osang Healthcare Co., Ltd. 2,120 16,717
*OSTEONIC Co., Ltd. 3,919 16,962
#Otoki Corp. 1,117 299,543
*Pan Ocean Co., Ltd. 185,003 604,081
*Paradise Co., Ltd. 36,998 455,985
#*Park Systems Corp. 3,134 660,809
*Partron Co., Ltd. 34,961 174,392
#*Pearl Abyss Corp. 7,463 296,571
*Pentastone Electronics, Inc. 5,715 29,738
#People & Technology, Inc. 17,301 635,836
*Peptron, Inc. 1,084 230,069
PharmaResearch Co., Ltd. 4,435 1,458,922
*Pharmicell Co., Ltd. 10,497 102,753
Philenergy Co., Ltd. 1,768 21,004
#*Philoptics Co., Ltd. 8,214 315,001
*PI Advanced Materials Co.,
Ltd. 9,903 111,593
*PKC Co., Ltd. 13,521 57,300
#POND GROUP Co., Ltd. 10,346 41,689
Poongsan Corp. 16,363 1,491,473
#Posco DX Co., Ltd. 19,518 524,087
#*POSCO Future M Co., Ltd. 1,335 207,289
POSCO Holdings, Inc. 14,454 3,489,485
Shares Value
KOREA, REPUBLIC OF — (Continued)
#POSCO Holdings, Inc.,
Sponsored ADR 22,968 $ 1,362,462
Posco International Corp. 23,150 1,003,585
Posco M-Tech Co., Ltd. 975 13,480
POSCO Steeleon Co., Ltd. 1,962 55,545
*Power Logics Co., Ltd. 18,163 71,925
*Prestige Biologics Co., Ltd. 9,277 18,981
*Protec Co., Ltd. 1,737 61,544
#*PSK Holdings, Inc. 5,000 274,073
*PSK, Inc. 14,086 601,840
Pulmuone Co., Ltd. 8,631 78,551
*Pumtech Korea Co., Ltd. 2,856 130,161
*Rainbow Robotics 204 103,176
*Reyon Pharmaceutical Co.,
Ltd. 5,277 41,427
*RFTech Co., Ltd. 7,639 9,484
#*Robostar Co., Ltd. 1,023 63,182
*Robotis Co., Ltd. 27 6,350
*Rorze Systems Corp. 4,931 33,538
*S&D Co., Ltd. 1,168 56,883
S&S Tech Corp. 9,383 593,201
#S-1 Corp. 12,288 679,536
*Sajo Industries Co., Ltd. 2,002 81,226
*Sajodaerim Corp. 2,470 62,376
*Sajodongaone Co., Ltd. 57,013 42,659
*Saltlux, Inc. 1,064 22,952
#*Sam Chun Dang Pharm Co.,
Ltd. 1,403 468,349
Sam-A Aluminum Co., Ltd. 1,952 46,379
Samchully Co., Ltd. 556 55,469
SAMHWA Paints Industrial
Co., Ltd. 10,621 51,356
*<Samick THK Co., Ltd. 4,660 12,092
*Samil Pharmaceutical Co.,
Ltd. 12,433 86,635
*Samji Electronics Co., Ltd. 4,101 64,960
*Samjin Pharmaceutical Co.,
Ltd. 2,960 39,668
*Sammok S-Form Co., Ltd. 3,674 50,436
#*SAMPYO Cement Co., Ltd. 10,722 62,571
Ω*Samsung Biologics Co., Ltd. 944 1,144,421
Samsung E&A Co., Ltd. 117,571 2,515,761
Samsung Electro-Mechanics
Co., Ltd. 16,560 3,209,837
Samsung Electronics Co., Ltd. 1,128,997 125,888,578
Samsung Electronics Co., Ltd.,
GDR 9,088 25,028,352
*Samsung Episholdings Co.,
Ltd. 504 212,188
Samsung Fire & Marine
Insurance Co., Ltd. 19,411 6,756,225
*Samsung Heavy Industries
Co., Ltd. 125,403 2,565,735
Samsung Life Insurance Co.,
Ltd. 14,915 1,951,156
*Samsung Pharmaceutical
Co., Ltd. 31,068 39,089
*Samsung SDI Co., Ltd. 14,424 3,908,128
Samsung SDS Co., Ltd. 19,160 2,304,152

197
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Samsung Securities Co., Ltd. 43,660 $ 2,748,087
*SAMT Co., Ltd. 41,988 134,184
*Samwha Capacitor Co., Ltd. 5,227 114,751
*Samwha Electric Co., Ltd. 1,636 61,944
#Samyang Foods Co., Ltd. 2,688 2,203,585
Samyang Packaging Corp. 1,701 14,595
*Samyoung Co., Ltd. 18,317 77,498
Sang-A Frontec Co., Ltd. 2,508 30,579
*Sangsin Energy Display
Precision Co., Ltd. 6,768 71,564
Sanil Electric Co., Ltd. 675 69,169
Saramin Co., Ltd. 3,951 35,684
*Satrec Initiative Co., Ltd. 1,011 138,017
#*SD Biosensor, Inc. 33,684 211,081
*SDN Co., Ltd. 20,383 15,591
SeAH Besteel Holdings Corp. 11,568 585,070
SeAH Holdings Corp. 341 38,307
SeAH Steel Corp. 1,064 89,369
SeAH Steel Holdings Corp. 1,014 95,807
Seegene, Inc. 17,946 356,576
Segyung Hitech Co., Ltd. 13,942 48,624
#Sejin Heavy Industries Co.,
Ltd. 29,075 391,464
Sekonix Co., Ltd. 7,263 31,082
*Selvas AI, Inc. 2,702 24,854
*SEMCNS Co., Ltd. 3,199 21,113
#*Seobu T&D 38,387 469,103
*Seohan Co., Ltd. 72,096 44,628
#*Seojin System Co., Ltd. 21,294 564,378
*Seoul Auction Co., Ltd. 1,930 10,365
*Seoul Semiconductor Co.,
Ltd. 23,437 126,515
*Seoyon Co., Ltd. 11,281 83,546
#*Seoyon E-Hwa Co., Ltd. 12,288 128,651
*<Sewon E&C Co., Ltd., Class
A 14,157 895
SFA Engineering Corp. 9,727 228,409
#*SFA Semicon Co., Ltd. 33,314 181,452
*SG Co., Ltd., Class A 14,639 27,256
*SGC Energy Co., Ltd. 4,830 73,151
*Shin Heung Energy &
Electronics Co., Ltd. 13,221 59,887
Shinhan Financial Group Co.,
Ltd. 80,270 4,701,098
#Shinhan Financial Group Co.,
Ltd., Sponsored ADR 18,632 1,086,805
*Shinil Electronics Co., Ltd. 17,933 16,570
Shinsegae International, Inc. 9,106 77,117
Shinsegae, Inc. 5,946 1,319,819
#*Shinsung Delta Tech Co.,
Ltd. 8,576 474,856
*Shinsung E&G Co., Ltd. 51,383 63,542
#*Shinwon Corp. 46,074 45,069
SHOWBOX Corp. 14,094 25,262
#*Silicon2 Co., Ltd. 14,922 549,441
*SillaJen, Inc. 11,230 34,874
SIMMTECH Co., Ltd. 12,206 513,035
#*SJG Sejong 13,696 101,050
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*SK Biopharmaceuticals Co.,
Ltd. 11,969 $ 981,202
*SK Bioscience Co., Ltd. 3,825 134,728
#SK Discovery Co., Ltd. 6,278 252,533
*SK Eternix Co., Ltd. 11,370 160,352
SK Gas, Ltd. 2,357 381,535
SK hynix, Inc. 78,041 49,283,916
Ω#*SK IE Technology Co., Ltd. 19,810 376,409
SK Innovation Co., Ltd. 14,062 1,094,167
SK Networks Co., Ltd. 75,571 294,010
*SK oceanplant Co., Ltd. 7,154 93,438
SK Securities Co., Ltd. 333,545 219,675
SK Telecom Co., Ltd. 12,183 613,636
#SK Telecom Co., Ltd., ADR 41,772 1,177,553
SK, Inc. 12,378 2,867,905
*SKC Co., Ltd. 2,606 212,007
#*SL Corp. 17,027 654,157
#*SM Entertainment Co., Ltd. 6,096 491,271
*SMCore, Inc. 2,686 11,607
*SMEC Co., Ltd. 49,365 222,578
SNT Energy Co., Ltd. 1,359 39,796
*SOCAR, Inc. 2,329 19,287
#*S-Oil Corp. 23,422 1,723,211
#Solid, Inc. 37,546 221,718
*SOLUM Co., Ltd. 27,422 301,006
*Solus Advanced Materials
Co., Ltd. 14,588 82,598
Songwon Industrial Co., Ltd. 13,072 82,461
*SOOP Co., Ltd. 6,582 337,925
Soulbrain Co., Ltd. 2,836 962,475
Soulbrain Holdings Co., Ltd. 2,289 93,665
*SPC Samlip Co., Ltd. 1,287 45,153
#*SPG Co., Ltd. 3,308 353,230
*ST Pharm Co., Ltd. 2,817 312,348
*Straffic Co., Ltd. 15,265 38,550
*Studio Dragon Corp. 8,164 279,620
*STX Engine Co., Ltd. 8,151 191,968
*Suheung Co., Ltd. 384 5,776
*Sukgyung AT Co., Ltd. 880 35,765
*Sun Kwang Co., Ltd. 1,656 24,390
*Sung Kwang Bend Co., Ltd. 14,767 334,961
*Sungchang Enterprise
Holdings, Ltd., Class A 29,049 27,911
*Sungeel Hitech Co., Ltd.,
Class A 917 45,105
*Sungshin Cement Co., Ltd. 15,087 103,137
*Sungwoo Hitech Co., Ltd. 46,555 257,776
*Sunic System, Ltd. 388 16,551
*Sunjin Co., Ltd. 12,902 100,839
*Suresoft Technologies, Inc. 6,113 37,798
SY Co., Ltd. 20,472 39,112
*SY Steel Tech, Inc. 5,916 14,262
*Synergy Innovation Co., Ltd. 6,164 10,192
#*Synopex, Inc. 59,292 315,532
*Systems Technology, Inc. 4,489 118,353
#T&L Co., Ltd. 3,931 150,205
Tae Kyung Industrial Co., Ltd. 5,509 17,950
#*Taewoong Co., Ltd. 6,610 140,751

198
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Taeyang Metal Industrial Co.,
Ltd. 6,248 $ 9,940
*Taeyoung Engineering &
Construction Co., Ltd. 10,261 11,199
*Taihan Cable & Solution Co.,
Ltd. 12,052 246,164
*Taihan Fiberoptics Co., Ltd. 5,198 12,495
*TCC Steel 5,965 70,905
*TechWing, Inc. 21,300 739,892
*Tego Science, Inc. 713 7,336
*Telechips, Inc. 7,301 79,381
TES Co., Ltd. 7,248 363,558
*Theragen Etex Co., Ltd. 10,403 21,537
*TK Corp. 15,629 309,453
*TKG Huchems Co., Ltd. 12,151 168,834
*TLB Co., Ltd. 3,123 129,528
Tokai Carbon Korea Co., Ltd. 3,511 580,532
#*Tongyang Life Insurance
Co., Ltd. 36,476 174,600
Toptec Co., Ltd. 19,373 65,209
Tovis Co., Ltd. 10,647 115,391
*TS Corp. 44,061 85,098
*TSE Co., Ltd. 1,004 54,615
*Tuksu Construction Co., Ltd. 6,652 30,547
TYM Corp. 22,375 109,745
*UBCare Co., Ltd. 5,498 15,221
*Uni-Chem Co., Ltd. 27,161 22,266
*Unid Co., Ltd. 3,466 192,395
*Union Semiconductor
Equipment & Materials Co.,
Ltd. 18,152 144,898
*Unison Co., Ltd. 34,954 24,259
*UniTest, Inc. 2,869 28,722
*Unitrontech Co., Ltd. 13,916 65,839
*Value Added Technology Co.,
Ltd. 6,433 92,289
*VICTEK Co., Ltd. 5,240 14,416
*<Vidente Co., Ltd. 22,704 9,827
*Vieworks Co., Ltd. 3,036 59,585
*Vina Tech Co., Ltd. 1,087 71,893
*Vitzro Tech Co., Ltd. 9,900 74,281
*Vitzrocell Co., Ltd. 16,838 245,657
*VM, Inc. 2,522 52,651
*VT Co., Ltd. 23,472 335,920
*Webcash Corp. 3,918 27,628
*Wemade Co., Ltd. 4,158 94,316
*Whanin Pharmaceutical Co.,
Ltd. 6,003 44,666
*Won Ik Corp. 4,058 39,497
*Won Tech Co., Ltd. 26,106 185,357
*WONIK IPS Co., Ltd. 5,283 419,880
#*Wonik Materials Co., Ltd. 6,108 170,374
#*Wonik QnC Corp. 15,217 301,295
#Woojin, Inc. 9,310 169,138
*Woongjin Thinkbig Co., Ltd. 38,641 32,026
*Wooree Bio Co., Ltd. 19,925 28,031
Woori Financial Group, Inc. 378,245 7,949,084
Woori Financial Group, Inc.,
ADR 2,894 179,660
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Woori Technology, Inc. 36,036 $ 226,070
*Woosu AMS Co., Ltd., Class
A 12,546 27,499
#*Worldex Industry & Trading
Co., Ltd. 9,212 165,757
Xexymix Corp. 9,594 35,059
*Y G-1 Co., Ltd. 11,983 74,675
#*YC Corp. 15,317 209,952
*Y-entec Co., Ltd. 9,037 41,625
*YG Entertainment, Inc. 3,627 188,229
*YMT Co., Ltd. 3,798 29,658
*Youlchon Chemical Co., Ltd. 1,635 30,839
Youngone Holdings Co., Ltd. 1,095 157,472
Yuanta Securities Korea Co.,
Ltd. 54,941 176,343
*Yuhan Corp. 6,437 482,976
*Yungjin Pharmaceutical Co.,
Ltd. 10,307 13,684
*Zeus Co., Ltd. 8,486 116,201
Zinus, Inc. 11,590 101,293
TOTAL KOREA, REPUBLIC
OF 561,632,822
KUWAIT — (0.2%)
A'ayan Leasing & Investment
Co. KSCP 650,257 442,827
A'ayan Real Estate Co SAK 52,167 22,098
*Acico Industries Co. KSC 183,898 249,272
Al Ahli Bank of Kuwait KSCP 563,788 541,927
Al Arabiya Real Estate Co.
KSC 25,172 16,404
*Al Argan International Real
Estate Co. KSCP 71,351 23,086
<Al-Eid Food KSC 131,551 69,440
Ali Alghanim Sons Automotive
Co. KSCC 103,682 374,323
*<Arabi Group Holding KSC 44,123 10,351
Arkan Al-Kuwait Real Estate
Co. KSC 19,720 19,791
Beyout Holding Co. KPSC 78,288 91,833
Boubyan Bank KSCP 50,353 111,239
Boursa Kuwait Securities Co.
KPSC 58,711 602,606
Burgan Bank SAK 450,523 292,128
Combined Group Contracting
Co. SAK 83,944 270,787
Commercial Real Estate Co.
KSC 680,882 459,246
Gulf Bank KSCP 1,016,524 1,142,720
Gulf Cables & Electrical
Industries Group Co. KSCP 105,583 691,502
Heavy Engineering & Ship
Building Co. KSCP 93,051 238,615
Humansoft Holding Co. KSC 81,166 699,789
*IFA Hotels & Resorts KPSC 23,591 65,953
Integrated Holding Co. KCSC 274,722 382,230
Kuwait Finance House KSCP 1,357,758 3,574,677
Kuwait Insurance Co. SAK 3,082 6,126
Kuwait International Bank
KSCP 1,269,558 1,125,187

199
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KUWAIT — (Continued)
*Kuwait Real Estate Co. KSC 409,718 $ 467,257
Kuwait Telecommunications
Co. 239,799 514,916
Mabanee Co. KPSC 201,861 661,031
*Manazel Holding Co. KSC 232,447 37,643
Mezzan Holding Co. KSCC 100,727 333,788
Mobile Telecommunications
Co. KSCP 1,753,690 2,914,245
*Munshaat Real Estate
Projects Co. KSCP 92,856 68,076
National Bank of Kuwait SAKP 606,220 1,878,512
*Rasiyat Holding Co., Class A 20,519 24,537
Salhia Real Estate Co. KSCP 200,448 254,724
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 299,104 140,342
Tijara & Real Estate
Investment Co. KSCP 53,375 13,739
*United Real Estate Co. SAKP 193,643 176,039
*Warba Bank KSCP 1,897,312 1,749,559
TOTAL KUWAIT 20,758,565
MALAYSIA — (0.4%)
7-Eleven Malaysia Holdings
BHD 145,056 73,595
Able Global BHD 109,200 46,262
#Aeon Co. M BHD 400,200 125,887
#*AFFIN Bank BHD 595,432 404,809
Ajinomoto Malaysia BHD 11,500 39,792
#Alliance Bank Malaysia BHD 555,805 737,408
Allianz Malaysia BHD 40,000 233,384
#AME Elite Consortium BHD 125,300 47,679
AMMB Holdings BHD 856,400 1,401,263
#Ancom Nylex BHD 308,722 72,834
#Aurelius Technologies BHD 55,800 10,263
Axiata Group BHD 1,376,210 802,964
Bank Islam Malaysia BHD 436,200 273,317
Batu Kawan BHD 39,600 194,484
#*Berjaya Assets BHD 277,000 21,081
*Berjaya Corp. BHD 1,416,553 97,024
*Berjaya Land BHD, Class F 772,500 53,891
#Bermaz Auto BHD 497,600 104,771
#British American Tobacco
Malaysia BHD 68,000 80,386
Bursa Malaysia BHD 368,000 843,917
CAB Cakaran Corp. BHD 63,400 9,489
#*Cape Ems BHD 342,200 23,004
#Carlsberg Brewery Malaysia
BHD 87,400 389,331
CB Industrial Product Holding
BHD 102,800 32,598
CCK Consolidated Holdings
BHD 95,600 32,982
CELCOMDIGI BHD 374,000 309,295
CIMB Group Holdings BHD 1,584,906 3,449,643
#Crescendo Corp. BHD 140,800 45,005
#CTOS Digital BHD 193,400 44,155
#*D&O Green Technologies
BHD 302,200 47,530
Shares Value
MALAYSIA — (Continued)
#Dayang Enterprise Holdings
BHD 522,472 $ 237,246
#Dialog Group BHD 642,558 267,325
#DRB-Hicom BHD 597,600 163,726
#Duopharma Biotech BHD 172,584 59,980
Dutch Lady Milk Industries
BHD 5,800 48,554
DXN Holdings BHD 500,700 64,143
#*Eastern & Oriental BHD 755,200 140,810
Eco World Development
Group BHD 627,100 354,752
*Ecofirst Consolidated BHD 230,600 19,304
*Econpile Holdings BHD 251,400 15,306
#EG Industries BHD 282,700 81,038
#*Ekovest BHD 1,393,300 91,897
*Ewi Capital BHD 127,300 7,104
#Farm Fresh BHD 483,600 350,862
#Formosa Prosonic Industries
BHD 113,400 33,082
#Fraser & Neave Holdings
BHD 38,900 352,883
#Frontken Corp. BHD 721,450 702,782
Gamuda BHD 2,085,483 2,338,365
#Gas Malaysia BHD 153,300 179,278
Genting BHD 812,700 589,630
Genting Malaysia BHD 1,724,100 865,986
#Genting Plantations BHD 149,800 196,085
#*Greatech Technology BHD 242,800 108,404
#Guan Chong BHD 686,466 120,158
HAP Seng Consolidated BHD 226,780 172,012
Hap Seng Plantations Holdings
BHD 139,700 80,801
#*Hartalega Holdings BHD 864,800 201,830
#Heineken Malaysia BHD 50,400 306,082
*Hengyuan Refining Co. BHD 165,200 36,460
#Hextar Global BHD 387,600 82,594
Hiap Teck Venture BHD 985,400 67,493
#Hibiscus Petroleum BHD 471,720 185,481
#Hong Leong Bank BHD 29,432 192,630
Hong Leong Financial Group
BHD 43,353 245,689
Hong Leong Industries BHD 2,600 11,160
Hup Seng Industries BHD 112,200 29,601
*IGB BHD 11,517 10,430
IHH Healthcare BHD 210,300 478,003
#IJM Corp. BHD 902,920 613,857
Inari Amertron BHD 649,988 265,469
#IOI Corp. BHD 128,126 129,686
IOI Properties Group BHD 505,524 409,087
#JAKS Resources BHD 793,719 20,135
Jaya Tiasa Holdings BHD 382,300 101,830
*JCY International BHD 267,500 26,126
#Kelington Group BHD 248,200 332,444
#Kenanga Investment Bank
BHD 457,100 99,723
Kerjaya Prospek Group BHD 151,176 103,929
#Kim Loong Resources BHD 169,700 103,318
*<KNM Group BHD 252,300 256

200
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
#Kossan Rubber Industries
BHD 737,100 $ 188,856
#KPJ Healthcare BHD 694,200 487,807
Kretam Holdings BHD 231,300 40,486
KSL Holdings BHD 104,646 81,232
Kuala Lumpur Kepong BHD 92,754 458,829
Lagenda Properties BHD 306,700 116,705
LBS Bina Group BHD 566,300 58,181
#Leong Hup International BHD 556,600 111,546
Ω#*Lotte Chemical Titan
Holding BHD 269,400 26,311
LPI Capital BHD 97,684 374,678
#Magnum BHD 368,419 123,367
Mah Sing Group BHD 852,300 248,642
#Malakoff Corp. BHD 784,200 155,169
Malayan Banking BHD 426,550 1,276,837
Malayan Cement BHD 141,000 286,149
Malayan Flour Mills BHD 485,500 77,591
Malaysia Smelting Corp. BHD 299,100 144,922
Malaysian Pacific Industries
BHD 48,375 392,694
Malaysian Resources Corp.
BHD 1,093,597 97,098
Matrix Concepts Holdings BHD 887,343 321,893
#Maxis BHD 380,700 368,918
MBSB BHD 1,636,494 303,054
Mega First Corp. BHD 344,800 284,272
Mi Technovation BHD 133,900 106,658
MISC BHD 168,880 342,730
#MKH BHD 342,824 88,706
MKH Oil Palm East Kalimantan
BHD 48,974 7,641
#MNRB Holdings BHD 204,700 134,493
Ω#MR DIY Group M BHD 825,900 383,409
Muhibbah Engineering M BHD 390,300 53,961
Nationgate Holdings BHD 194,200 49,018
Nestle Malaysia BHD 12,300 349,467
*NEXG BHD 759,300 56,822
*Nextgreen Global BHD 117,200 23,636
*<Nylex Malaysia BHD 1,485 17
#OCK Group BHD 458,800 43,645
#PA Resources BHD 589,800 22,443
Padini Holdings BHD 404,100 199,897
Panasonic Manufacturing
Malaysia BHD, Class A 9,800 18,074
Pantech Group Holdings BHD 393,529 65,388
#Paramount Corp. BHD 107,400 28,607
Pecca Group BHD 81,600 34,776
#Perak Transit BHD 367,950 24,735
Petron Malaysia Refining &
Marketing BHD 57,800 60,557
#Petronas Chemicals Group
BHD 430,400 352,662
#Petronas Dagangan BHD 56,900 306,007
#Petronas Gas BHD 48,500 226,136
Power Root BHD 76,200 23,390
PPB Group BHD 246,000 705,175
Press Metal Aluminium
Holdings BHD 521,978 1,001,054
Shares Value
MALAYSIA — (Continued)
Public Bank BHD 2,523,500 $ 3,117,566
QES Group BHD 59,900 6,686
#QL Resources BHD 489,085 498,763
*Ranhill Utilities BHD 223,412 97,481
RGB International BHD 376,900 24,859
RHB Bank BHD 504,460 1,081,351
#Sam Engineering &
Equipment M BHD 47,625 42,285
#Sarawak Oil Palms BHD 197,336 191,729
Sarawak Plantation BHD 15,400 13,517
#Scientex BHD 406,100 397,652
SD Guthrie BHD 559,219 828,473
Sime Darby BHD 1,755,922 962,149
#Sime Darby Property BHD 1,491,022 567,360
SKP Resources BHD 620,049 95,162
#*Solarvest Holdings BHD 158,200 101,132
Southern Cable Group BHD 93,000 48,836
#SP Setia BHD Group 1,495,500 373,685
#Sports Toto BHD 383,198 126,372
#Sunway BHD 498,489 728,386
#Sunway Construction Group
BHD 150,480 225,987
Syarikat Takaful Malaysia
Keluarga BHD 216,285 190,388
Ta Ann Holdings BHD 200,956 236,539
Taliworks Corp. BHD 277,500 33,086
Telekom Malaysia BHD 216,083 433,043
Tenaga Nasional BHD 181,250 640,950
#Teo Seng Capital BHD 78,400 21,479
Thong Guan Industries BHD 105,000 30,898
TIME dotCom BHD 212,600 321,974
#Top Glove Corp. BHD 2,328,700 360,352
#*Tropicana Corp. BHD 408,988 122,427
#*TSH Resources BHD 689,500 215,141
#Uchi Technologies BHD 149,200 115,439
#UEM Sunrise BHD 873,558 145,150
Unisem M BHD 71,500 57,135
United Plantations BHD 74,250 569,589
#UOA Development BHD 362,640 172,029
*Uzma BHD, Class A 323,900 32,045
#Velesto Energy BHD 2,569,683 198,821
ViTrox Corp. BHD 116,600 128,668
#VS Industry BHD 1,621,576 172,771
#Wasco BHD 224,300 52,348
#*WCT Holdings BHD 676,492 101,251
#Wellcall Holdings BHD 203,500 68,143
#Westports Holdings BHD 174,692 270,768
Yinson Holdings BHD 857,018 513,080
#YTL Corp. BHD 1,776,888 937,576
YTL Power International BHD 478,744 392,274
Zetrix Ai BHD 4,001,895 817,231
TOTAL MALAYSIA 49,357,236
MEXICO — (0.7%)
#*Alpek SAB de CV, Class A 829,418 434,145
Alsea SAB de CV 212,993 655,297
America Movil SAB de CV,
ADR 52,486 1,086,460

201
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
MEXICO — (Continued)
America Movil SAB de CV,
Class B 1,592,104 $ 1,652,954
Arca Continental SAB de CV 67,519 766,541
*Axtel SAB de CV 997,113 161,520
ΩBanco del Bajio SA 532,751 1,576,724
#Becle SAB de CV 134,662 142,681
Bolsa Mexicana de Valores
SAB de CV 217,909 440,290
Cemex SAB de CV,
Preference 3,147,084 3,933,175
Cemex SAB de CV,
Sponsored ADR 306,917 3,830,324
*Cia Minera Autlan SAB de
CV, Class B 8,213 3,612
Coca-Cola Femsa SAB de CV 83,408 878,844
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,179 331,538
Consorcio ARA SAB de CV 305,857 69,293
*Controladora AXTEL SAB
DE CV 1,725,090 87,512
*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 84,015 81,947
Corp Inmobiliaria Vesta SAB
de CV 263,851 821,958
Corp. Moctezuma SAB de CV 61,273 292,978
Corporativo Fragua SAB de
CV, Class H 452 13,810
El Puerto de Liverpool SAB
de CV 56,683 342,411
#*<Empresas ICA SAB de CV 117,564 –
Fomento Economico Mexicano
SAB de CV 51,610 542,668
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,143 223,644
GCC SAB de CV 117,291 1,278,659
Genomma Lab Internacional
SAB de CV, Class B 392,228 378,503
Gentera SAB de CV 865,188 2,431,424
Gruma SAB de CV, Class B 109,127 1,979,661
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 146,149 2,142,906
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 19,506 539,538
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 11,001 3,024,285
#Grupo Aeroportuario del
Sureste SAB de CV, Class B 625 21,784
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 4,041 1,394,670
#Grupo Bimbo SAB de CV,
Class A 447,071 1,564,375
Grupo Carso SAB de CV 86,516 593,348
Grupo Comercial Chedraui SA
de CV 204,267 1,412,689
Grupo Financiero Banorte SAB
de CV, Class O 533,177 6,072,507
Shares Value
MEXICO — (Continued)
Grupo Financiero Inbursa SAB
de CV, Class O 579,843 $ 1,461,390
Grupo Herdez SAB de CV 82,896 353,050
*Grupo Industrial Saltillo SAB
de CV 21,722 16,404
#Grupo Lamosa SAB de CV 35,276 201,322
Grupo Mexico SAB de CV,
Class B 615,224 6,882,125
*Grupo Nutrisa SAB de CV 82,896 21,456
#*Grupo Rotoplas SAB de CV 73,608 49,986
*Grupo Simec SAB de CV,
ADR 1,049 34,942
*Grupo Simec SAB de CV,
Class B 35,729 367,660
Grupo Televisa SAB 380,891 251,410
Ω#*Grupo Traxion SAB de CV,
Class A 72,234 58,505
*Industrias CH SAB de CV,
Class B 83,707 839,628
*Industrias Penoles SAB de
CV 115,872 6,765,156
Kimberly-Clark de Mexico SAB
de CV, Class A 526,071 1,173,933
La Comer SAB de CV 270,393 585,459
Megacable Holdings SAB de
CV 675,147 2,380,353
*Minera Frisco SAB de CV 251,068 192,495
Ω*Nemak SAB de CV 783,465 153,559
Operadora De Sites
Mexicanos SAB de CV, Class
A 66,467 62,264
*Orbia Advance Corp. SAB
de CV 629,527 671,733
Organizacion Soriana SAB de
CV, Class B 151,399 312,451
*Promotora de Hoteles Norte
19 SAB De CV, Class L 167,851 61,153
Promotora y Operadora de
Infraestructura SAB de CV 111,600 1,757,988
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 6,620 80,137
#Qualitas Controladora SAB
de CV 101,175 950,685
Regional SAB de CV 173,459 1,559,701
Sigma Foods SAB de CV,
Class A 1,989,899 1,981,066
*Vista Energy SAB de CV,
Sponsored ADR 29,434 1,780,463
*Vitro SAB de CV, Series A,
Class A 16,205 5,530
Wal-Mart de Mexico SAB de
CV 367,683 1,175,517
TOTAL MEXICO 73,392,196
NETHERLANDS — (2.1%)
Aalberts NV, Registered 78,841 3,044,539
ΩABN AMRO Bank NV, Class
CV 258,656 9,557,514
Acomo NV 15,056 445,099

202
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
NETHERLANDS — (Continued)
Ω*Adyen NV 2,268 $ 3,381,845
Aegon, Ltd. 404,497 3,165,411
Aegon, Ltd.- NYS 419,076 3,264,602
*AFC Ajax NV 546 6,145
Akzo Nobel NV 86,554 6,106,084
Ω*Alfen N.V. 5,405 72,499
Allfunds Group PLC 184,222 1,790,542
AMG Critical Materials NV 20,542 882,696
APERAM SA 32,680 1,420,599
#Arcadis NV 37,663 1,694,562
ArcelorMittal SA 18,765 1,026,452
ArcelorMittal SA- NYS 95,732 5,166,656
ASM International NV 10,184 8,599,542
ASML Holding NV- NYS 44,683 63,583,909
ASML Holding NV, Class B 1,301 1,881,434
ASR Nederland NV, Class B 125,260 9,116,808
Ω*Basic-Fit NV 39,228 1,501,769
BE Semiconductor Industries
NV 19,322 3,781,281
#Brunel International NV 8,274 73,627
Coca-Cola Europacific
Partners PLC 39,613 3,609,836
Corbion NV 34,672 834,854
ΩCTP NV 52,359 1,141,137
*Flow Traders, Ltd. 30,461 995,098
ForFarmers NV 23,980 158,330
Fugro NV 90,707 1,257,152
HAL Trust 4,220 781,165
*Havas NV 26,896 558,283
Heineken NV 39,356 3,246,502
#IMCD NV 31,449 2,947,432
ING Groep NV 269,675 7,962,756
ING Groep NV, Sponsored
ADR 92,618 2,722,043
*InPost SA 162,658 2,554,291
JDE Peet's NV 31,235 1,174,963
Kendrion NV 9,425 166,618
Koninklijke Ahold Delhaize NV 355,472 13,938,420
Koninklijke BAM Groep NV 144,288 1,517,412
Koninklijke Heijmans NV 18,309 1,496,381
Koninklijke KPN NV 2,747,023 13,424,981
Koninklijke Philips NV 7,680 220,465
#Koninklijke Philips NV- NYS 165,257 4,742,876
Koninklijke Vopak NV 51,605 2,582,153
*Magnum Ice Cream Co. NV
(The) 44,574 791,189
*Magnum Ice Cream Co. NV
(The) 3,892 69,297
*Magnum Ice Cream Co. NV
(The) 3,261 58,169
Nedap NV 4,063 420,520
NN Group NV 147,902 11,750,096
#*Pharming Group NV 299,487 609,962
#PostNL NV 109,868 154,624
#Randstad NV 73,396 2,629,082
SBM Offshore NV 114,679 4,122,867
#*SIF Holding NV 1,132 10,342
ΩSignify NV 93,699 1,996,418
#Sligro Food Group NV 14,824 200,339
Shares Value
NETHERLANDS — (Continued)
TKH Group NV 24,165 $ 1,064,826
*TomTom NV 28,699 216,460
Universal Music Group NV 173,957 4,279,700
Van Lanschot Kempen NV 20,288 1,233,335
Wolters Kluwer NV 72,196 6,774,870
TOTAL NETHERLANDS 233,978,859
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 122,520 731,430
Air New Zealand, Ltd. 1,223,526 429,230
Auckland International Airport,
Ltd. 137,492 686,920
Briscoe Group, Ltd. 12,323 37,193
#Channel Infrastructure NZ,
Ltd. 265,469 467,256
#Chorus, Ltd. 271,773 1,561,630
Chorus, Ltd., ADR 2,087 58,999
Contact Energy, Ltd. 242,755 1,372,866
EBOS Group, Ltd. 45,737 711,243
Fisher & Paykel Healthcare
Corp., Ltd. 52,373 1,232,585
#*Fletcher Building, Ltd. 16,884 38,441
*Fletcher Building, Ltd. 464,035 1,049,713
Freightways Group, Ltd. 122,925 1,085,529
Genesis Energy, Ltd. 381,450 560,651
*Gentrack Group, Ltd. 18,152 83,772
Hallenstein Glasson Holdings,
Ltd. 44,173 264,509
Heartland Group Holdings, Ltd. 541,548 394,705
Infratil, Ltd. 113,853 763,014
*KMD Brands, Ltd. 305,223 50,769
Mainfreight, Ltd. 18,149 737,135
Mercury NZ, Ltd. 52,307 200,268
Meridian Energy, Ltd. 72,005 246,070
NZME, Ltd. 83,243 57,150
NZME, Ltd. 17,895 12,393
NZX, Ltd. 227,566 207,154
*Oceania Healthcare, Ltd. 458,872 235,917
PGG Wrightson, Ltd. 18,227 25,136
Port of Tauranga, Ltd. 63,796 309,082
*Rakon, Ltd. 14,706 12,586
*Ryman Healthcare, Ltd. 393,656 661,927
Sanford, Ltd. 22,200 98,022
Scales Corp., Ltd. 94,781 329,638
*Serko, Ltd. 14,412 25,715
Skellerup Holdings, Ltd. 134,599 420,902
#SKY Network Television, Ltd. 147,094 297,160
#*SKYCITY Entertainment
Group, Ltd. 595,399 333,118
Spark New Zealand, Ltd. 394,083 538,697
#*Steel & Tube Holdings, Ltd. 99,869 40,472
Summerset Group Holdings,
Ltd. 183,317 1,282,875
#Tourism Holdings, Ltd. 81,874 127,270
TOWER, Ltd. 251,880 294,035
Vector, Ltd. 49,847 145,625
#*Vista Group International,
Ltd. 63,948 71,943

203
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
NEW ZEALAND — (Continued)
#*Warehouse Group, Ltd.
(The), Registered 89,554 $ 39,542
TOTAL NEW ZEALAND 18,330,287
NORTHERN IRELAND — (0.0%)
*Morrow Bank AB 62,827 93,329
TOTAL NORTHERN IRELAND 93,329
NORWAY — (0.5%)
2020 Bulkers, Ltd. 15,769 235,080
ABG Sundal Collier Holding
ASA 138,189 116,464
AF Gruppen ASA 12,850 247,119
#*Agilyx ASA 13,931 31,203
*Akastor ASA 83,872 117,083
Aker ASA, Class A 1,933 178,820
#*Aker BioMarine ASA 13,597 136,833
Aker BP ASA 98,719 2,893,987
Aker Solutions ASA 202,073 738,903
*Archer, Ltd. 30,586 80,774
*Atea ASA, Class A 38,083 610,975
Austevoll Seafood ASA 48,552 468,877
Ω#*AutoStore Holdings, Ltd. 15,120 17,705
Bakkafrost P/F 7,044 340,640
#*BEWi ASA 4,363 7,545
*BLUENORD ASA 14,570 680,760
Bonheur ASA 13,376 352,548
Borregaard ASA 41,841 844,749
Bouvet ASA 38,869 235,667
*BW Energy, Ltd. 21,844 105,135
Ω#BW LPG, Ltd. 89,244 1,411,310
BW Offshore, Ltd. 58,585 286,851
*Cadeler A/S 89,767 537,253
*Cloudberry Clean Energy
ASA 129,034 166,416
#DNB Bank ASA 100,707 2,902,957
DNO ASA 298,105 502,481
DOF Group ASA 68,200 801,429
Ω#*Elkem ASA 165,866 494,882
*Elliptic Laboratories ASA 8,717 4,418
ΩElmera Group ASA 59,883 250,785
Elopak ASA 62,624 326,851
*Ensurge Micropower ASA 190,757 16,832
Ω#Entra ASA, Class B 14,628 172,201
Equinor ASA 224,668 6,015,145
Equinor ASA, Sponsored ADR 21,493 577,087
ΩEuropris ASA 94,785 873,886
#*FLEX LNG, Ltd. 12,239 326,781
#*FLEX LNG, Ltd. 963 25,712
Frontline PLC 49,227 1,407,724
Gjensidige Forsikring ASA 8,606 245,475
#Golar LNG, Ltd. 3,007 122,054
*Grieg Seafood ASA 44,496 344,878
Hafnia, Ltd. 140,451 866,493
#*Hexagon Composites ASA 81,383 65,961
*Hexagon Purus ASA 10,561 1,815
Hoegh Autoliners ASA 101,831 1,142,530
ΩKid ASA 20,079 261,053
Kitron ASA 79,740 684,918
Shares Value
NORWAY — (Continued)
ΩKlaveness Combination
Carriers ASA 15,312 $ 141,171
*Kongsberg Automotive ASA 734,781 165,342
Kongsberg Gruppen ASA 28,312 974,943
Leroy Seafood Group ASA 58,685 290,275
#*LINK Mobility Group Holding
ASA 250,478 875,455
*Magnora ASA 27,305 59,878
Medistim ASA 5,113 118,783
Mowi ASA 25,139 579,826
MPC Container Ships ASA 315,841 613,483
Ω#Multiconsult ASA 6,885 121,934
*Nekkar ASA 13,032 16,563
#*NEL ASA 159,809 36,593
NORBIT ASA 12,585 241,499
#*Nordic Semiconductor ASA 9,591 129,491
Norsk Hydro ASA 218,837 1,967,904
Ω#*Norske Skog ASA 12,793 24,736
*Northern Ocean, Ltd. 47,904 45,613
Norwegian Air Shuttle ASA 37,796 64,102
*NRC Group ASA 23,222 22,184
Odfjell Drilling, Ltd. 104,732 1,044,151
Odfjell SE, Class A 14,146 201,011
Odfjell Technology, Ltd. 13,082 79,726
*OKEA ASA 30,589 74,727
ΩOkeanis Eco Tankers Corp. 10,816 436,627
#Orkla ASA 14,024 166,844
*Panoro Energy ASA 61,679 140,719
Pareto Bank ASA 29,075 245,345
*Petronor E&P ASA 15,320 16,375
Pexip Holding ASA 41,515 334,315
*PhotoCure ASA 4,482 32,264
Protector Forsikring ASA 36,099 1,966,838
Rana Gruber ASA, Class A 16,765 136,054
Rogaland Sparebank 2,665 38,385
#Salmar ASA 8,827 526,914
*Salmon Evolution ASA 142,113 72,692
*SATS ASA 73,782 308,992
Ω*Scatec ASA 94,663 1,137,055
*Sea1 offshore, Inc. 33,940 88,041
Selvaag Bolig ASA 20,912 75,378
#*SmartCraft ASA 5,706 12,899
Solstad Maritime Holding A/S 53,798 122,178
Solstad Offshore ASA 38,875 205,734
SpareBank 1 Helgeland 1,326 23,483
Sparebank 1 Oestlandet 20,037 408,879
SpareBank 1 Sor-Norge ASA 58,122 1,178,298
Sparebanken More 12,474 142,685
Stolt-Nielsen, Ltd., Class R 17,276 544,428
Storebrand ASA 186,419 3,272,366
#Subsea 7 SA 76,764 1,964,073
Telenor ASA 69,468 1,172,389
TGS ASA 104,604 1,100,630
#TOMRA Systems ASA 24,380 325,353
Var Energi ASA 105,191 382,122
Veidekke ASA 54,714 1,013,449
Vend Marketplaces ASA,
Class B 20,433 566,646

204
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
NORWAY — (Continued)
Wallenius Wilhelmsen ASA,
Class B 50,494 $ 587,577
Wilh. Wilhelmsen Holding
ASA, Class A 7,938 566,465
Wilh. Wilhelmsen Holding
ASA, Class B 2,798 177,516
#Yara International ASA 21,424 989,173
TOTAL NORWAY 57,645,616
PERU — (0.0%)
Cementos Pacasmayo SAA,
ADR 4,565 50,260
Credicorp, Ltd. 4,460 1,591,462
Intercorp Financial Services,
Inc. 2,601 127,397
TOTAL PERU 1,769,119
PHILIPPINES — (0.1%)
Aboitiz Equity Ventures, Inc. 343,780 185,668
Aboitiz Power Corp. 229,600 167,675
ACEN Corp. 5,355,762 241,044
Alliance Global Group, Inc. 1,363,100 172,238
Apex Mining Co., Inc. 1,790,000 462,088
Asia United Bank Corp. 20,460 14,664
*Atlas Consolidated Mining &
Development Corp. 277,700 49,050
Ayala Corp. 45,305 389,337
Ayala Land, Inc. 1,167,700 421,423
Bank of the Philippine Islands 330,097 695,171
BDO Unibank, Inc. 736,513 1,688,662
Bloomberry Resorts Corp. 2,217,200 107,696
Cebu Air, Inc. 59,627 35,849
*Cebu Air, Inc., Class A 99,820 55,182
Cebu Landmasters, Inc. 478,033 20,297
Century Pacific Food, Inc. 635,100 410,417
China Banking Corp. 415,247 451,352
Converge Information and
Communications Technology
Solutions, Inc. 1,586,200 417,559
D&L Industries, Inc. 906,200 61,562
DigiPlus Interactive Corp. 580,640 129,381
*DITO CME Holdings Corp. 3,038,000 35,085
DMCI Holdings, Inc. 1,830,450 335,745
*DoubleDragon Corp. 168,260 28,862
East West Banking Corp. 261,350 54,773
Emperador, Inc. 444,500 116,711
Ginebra San Miguel, Inc.,
Class A 19,720 97,460
*Global Ferronickel Holdings,
Inc. 859,820 29,060
Globe Telecom, Inc. 13,687 365,185
GT Capital Holdings, Inc. 45,720 520,247
International Container
Terminal Services, Inc. 183,870 2,004,816
JG Summit Holdings, Inc. 1,446,650 683,025
Jollibee Foods Corp. 139,500 485,687
Keepers Holdings, Inc. (The),
Class A 1,270,000 49,393
LT Group, Inc. 704,800 191,041
Manila Electric Co. 24,640 246,900
Shares Value
PHILIPPINES — (Continued)
Manila Water Co., Inc. 448,200 $ 309,049
Megaworld Corp. 4,725,500 176,563
Metropolitan Bank & Trust Co. 624,501 774,256
ΩMonde Nissin Corp. 479,200 46,390
Nickel Asia Corp. 2,799,760 256,294
Petron Corp. 1,598,000 73,277
Philex Mining Corp. 680,300 134,025
Philippine National Bank 224,973 244,534
Philippine Seven Corp. 42,560 24,937
Philippine Stock Exchange,
Inc. (The) 312 1,086
*<Phoenix Petroleum
Philippines, Inc. 115,600 1,532
PLDT, Inc. 15,305 348,311
PLDT, Inc., Sponsored ADR 4,980 112,349
*<PNB Holdings Corp. 24,721 44,912
Puregold Price Club, Inc. 570,400 346,810
RFM Corp. 137,000 12,169
Rizal Commercial Banking
Corp. 104,967 44,924
Robinsons Land Corp. 813,378 250,034
Robinsons Retail Holdings,
Inc. 233,330 146,424
San Miguel Corp. 253,490 344,843
Security Bank Corp. 203,594 224,926
Semirara Mining & Power
Corp., Class A 503,940 272,166
SM Investments Corp. 6,125 72,817
SM Prime Holdings, Inc. 391,925 143,776
STI Education Systems
Holdings, Inc. 424,000 9,073
Synergy Grid & Development
Phils, Inc. 398,600 129,977
*Top Frontier Investment
Holdings, Inc. 3,465 3,560
Union Bank of the Philippines 298,528 131,061
Universal Robina Corp. 413,810 498,985
Vista Land & Lifescapes, Inc.,
Class A 1,668,000 33,428
Wilcon Depot, Inc. 852,500 96,716
TOTAL PHILIPPINES 16,729,509
POLAND — (0.4%)
#*11 bit studios SA 385 15,764
AB SA 5,074 170,743
#*Action SA 12,086 110,219
Agora SA 29,781 77,645
Alior Bank SA 83,729 2,748,861
Ω*Allegro.eu SA 41,382 341,929
Amica SA 2,965 50,306
#AmRest Holdings SE 42,019 161,358
Apator SA 5,895 44,008
*Arctic Paper SA 20,408 46,918
ASBISc Enterprises PLC 25,058 273,513
Asseco Poland SA 44,185 2,706,313
Asseco South Eastern Europe
SA 1,704 36,091
Auto Partner SA 35,045 186,901

205
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
POLAND — (Continued)
Bank Handlowy w Warszawie
SA 15,931 $ 519,868
*Bank Millennium SA 391,940 1,906,307
*Bank Ochrony Srodowiska SA 31,286 90,062
Bank Polska Kasa Opieki SA 41,813 2,563,394
#*Benefit Systems SA 1,303 1,414,883
BNPP Bank Polska SA 1,639 67,899
#*Boryszew SA 44,717 72,835
Budimex SA 5,036 980,897
#*Bumech SA 1,136 8,304
#*CCC SA 29,673 988,443
CD Projekt SA 4,753 349,182
*Celon Pharma SA 9,568 58,983
*CI Games SA 46,405 30,706
*Cognor Holding SA 127,553 182,510
Cyber Folks SA 4,529 263,824
#*Cyfrowy Polsat SA 135,942 514,153
*Datawalk SA 2,685 129,074
Develia SA 225,048 595,020
Ω*Dino Polska SA 67,876 721,111
Dom Development SA 3,897 296,434
Echo Investment SA 1,495 2,198
#Elektrotim SA 2,577 36,035
Enea SA 204,414 1,271,681
#*Eurocash SA 60,422 116,355
*Fabryki Mebli Forte SA 1,825 12,798
Ferro SA, Class A 1,469 12,711
*Globe Trade Centre SA 18,382 15,438
#*Grupa Azoty SA 33,330 167,482
Grupa Kety SA 6,629 1,912,022
Grupa Pracuj SA 5,381 73,038
Ω#*HUUUGE, Inc. 20,568 146,277
ING Bank Slaski SA 5,188 569,215
#Inter Cars SA 3,370 604,177
*KGHM Polska Miedz SA 29,622 2,781,813
LPP SA 231 1,283,569
*Lubelski Wegiel Bogdanka SA 8,739 52,513
*mBank SA 3,821 1,121,551
Mirbud SA 41,307 153,367
#Mo-BRUK SA 1,986 202,175
*Mostostal Zabrze SA 21,012 38,443
Neuca SA 885 198,204
NEWAG SA 1,769 62,329
Orange Polska SA 174,529 568,298
ORLEN SA 125,797 3,840,413
PCC Rokita SA, Class B 999 20,481
Pepco Group NV 46,884 385,005
*PGE Polska Grupa
Energetyczna SA 738,456 2,096,540
*PKP Cargo SA 25,451 98,455
PlayWay SA 642 50,832
*Polimex-Mostostal SA 51,159 121,809
Powszechna Kasa
Oszczednosci Bank Polski SA 71,879 1,881,759
Powszechny Zaklad
Ubezpieczen SA 168,149 3,332,216
Santander Bank Polska SA 2,703 427,423
*Selvita SA 1,456 17,663
Shares Value
POLAND — (Continued)
Synektik SA 3,792 $ 316,326
*Tauron Polska Energia SA 918,877 2,855,616
TEN Square Games SA 3,751 121,556
#Text SA 5,147 61,653
Torpol SA 8,701 143,690
Unimot SA, Class F 2,357 90,511
Votum SA 6,155 83,457
Voxel SA 1,016 39,648
*VRG SA 34,865 49,098
Warsaw Stock Exchange 6,757 135,853
Wawel SA 20 4,751
#Wirtualna Polska Holding SA 9,215 160,778
Ω#XTB SA 36,207 868,227
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 3,303 72,760
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 10,461 57,624
TOTAL POLAND 47,460,291
PORTUGAL — (0.3%)
#Altri SGPS SA 42,109 216,912
#Banco Comercial Portugues
SA, Class R 8,894,496 9,675,613
Corticeira Amorim SGPS SA 15,126 120,385
CTT-Correios de Portugal SA 65,090 525,781
EDP Renovaveis SA 109,033 1,660,309
EDP SA 813,102 4,175,880
Galp Energia SGPS SA 326,348 6,495,279
Ibersol SGPS SA 13,357 169,231
Jeronimo Martins SGPS SA 59,755 1,415,359
#Mota-Engil SGPS SA 66,066 350,223
#Navigator Co. SA (The) 146,769 557,687
NOS SGPS SA 167,033 871,350
REN - Redes Energeticas
Nacionais SGPS SA 155,605 636,800
Semapa-Sociedade de
Investimento e Gestao 4,781 127,405
Sonae SGPS SA 537,344 1,131,479
TOTAL PORTUGAL 28,129,693
QATAR — (0.2%)
Aamal Co. 1,358,533 319,765
Al Khaleej Takaful Group QSC 175,840 113,588
Al Meera Consumer Goods
Co. QSC 40,833 164,970
Al Rayan Bank 1,505,107 939,607
*Baladna 676,286 230,134
Barwa Real Estate Co. 1,476,608 1,109,991
Commercial Bank PSQC (The) 490,052 639,315
Doha Bank QPSC 1,647,805 1,249,091
Doha Insurance Co. QSC 74,984 56,367
*Estithmar Holding QPSC 210,331 232,803
Gulf International Services
QSC 959,236 736,091
Gulf Warehousing Co. 207,085 142,758
Industries Qatar QSC 67,567 236,048
Lesha Bank LLC 907,779 466,979
Mannai Corp. QSC 112,348 150,579
*Mazaya Real Estate
Development QPSC 401,032 64,103

206
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
QATAR — (Continued)
Medicare Group 97,384 $ 172,033
Mesaieed Petrochemical
Holding Co. 414,598 124,573
Nebras Energy 75,913 318,997
Ooredoo QPSC 417,336 1,627,622
Qatar Aluminum Manufacturing
Co. 1,402,022 726,233
Qatar Fuel QSC 138,772 590,762
Qatar Gas Transport Co., Ltd. 1,234,274 1,627,167
Qatar Industrial Manufacturing
Co. QSC 140,158 89,153
Qatar Insurance Co. SAQ 604,234 363,603
Qatar International Islamic
Bank QSC 201,443 631,273
Qatar Islamic Bank QPSC 111,085 762,737
Qatar Islamic Insurance Group 8,488 20,249
Qatar National Bank QPSC 763,755 4,153,350
Qatar National Cement Co.
QSC 273,798 215,143
Salam International
Investment, Ltd. QSC 813,430 171,131
United Development Co. QSC 1,500,102 397,171
Vodafone Qatar PQSC 1,318,249 921,072
*Widam Food Co. 17,241 6,866
TOTAL QATAR 19,771,324
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 4,144 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 42,197 –
*<Mechel PJSC, ADR 19,960 –
*<PhosAgro PJSC, GDR 132 –
*<Polyus PJSC, Class G, GDR 80 –
*<RusHydro PJSC, ADR 5,044 –
*<Sberbank of Russia PJSC,
ADR 64,074 –
*<Sberbank of Russia PJSC,
Sponsored ADR 34,093 –
*<Severstal PAO, GDR 16,777 –
*<Severstal PAO, Sponsored
GDR 4,738 –
*<VTB Bank PJSC, GDR 499,471 –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (0.7%)
Abdullah Al Othaim Markets
Co. 196,002 348,035
*ACWA Power Co. 6,225 310,860
*Advanced Petrochemical Co. 36,197 250,726
Al Babtain Power &
Telecommunication Co. 21,312 397,750
Al Hammadi Holding 20,838 154,561
Al Hassan Ghazi Ibrahim
Shaker Co. 15,412 74,786
Al Jouf Agricultural
Development Co. 3,960 52,790
*Al Jouf Cement Co. 25,643 42,320
Shares Value
SAUDI ARABIA — (Continued)
*Al Khaleej Training and
Education Co. 11,856 $ 65,781
Al Masane Al Kobra Mining
Co. 10,818 336,882
Al Rajhi Bank 269,364 7,698,782
*Al Rajhi Co. for Co-operative
Insurance 6,024 133,467
Al Yamamah Steel Industries
Co. 3,735 37,801
Alamar Foods 4,458 52,250
Alandalus Property Co. 10,725 50,327
Alaseel Co. 22,340 22,038
Al-Dawaa Medical Services
Co. 4,884 66,736
Aldrees Petroleum and
Transport Services Co. 29,946 954,101
Al-Etihad Cooperative
Insurance Co. 11,434 24,784
Alinma Bank 236,470 1,795,576
AlJazira Takaful Ta'awuni Co. 9,166 29,814
AlKhorayef Water & Power
Technologies Co. 7,593 250,624
Almarai Co. JSC 113,282 1,331,948
Almunajem Foods Co. 7,107 104,596
Alujain Corp. 14,029 97,773
Arab National Bank 307,712 1,870,540
Arabian Cement Co. 23,199 134,838
ΩArabian Centres Co. 34,789 180,869
Arabian Drilling Co. 12,665 354,891
Arabian Internet &
Communications Services Co. 6,845 427,778
Arabian Pipes Co. 70,581 98,607
*Arabian Shield Cooperative
Insurance Co. 25,704 81,484
Arriyadh Development Co. 31,889 183,901
*ARTEX Industrial Investment
Co. 10,003 28,723
Astra Industrial Group Co. 25,284 1,011,171
Ataa Educational Co. 2,761 40,966
*BAAN Holding Group Co. 20,078 10,653
Bank AlBilad 203,087 1,439,212
*Bank Al-Jazira 440,926 1,473,006
Banque Saudi Fransi 228,052 1,097,485
Basic Chemical Industries, Ltd. 5,420 38,005
*Bawan Co. 15,581 202,723
BinDawood Holding Co. 9,199 12,116
Bupa Arabia for Cooperative
Insurance Co. 14,603 642,412
Catrion Catering Holding Co. 24,241 523,831
City Cement Co. 29,635 106,982
Co. for Cooperative Insurance
(The) 33,051 1,207,238
Dallah Healthcare Co. 9,565 316,224
*Dar Al Arkan Real Estate
Development Co. 567,714 2,818,363
Dr. Sulaiman Al Habib Medical
Services Group Co. 10,993 766,729
East Pipes Integrated Co. for
Industry 9,064 367,809

207
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Eastern Province Cement Co. 18,400 $ 120,093
Electrical Industries Co. 374,462 1,365,782
*Emaar Economic City 75,462 198,177
Etihad Etisalat Co. 294,902 5,535,260
Etihad GO Telecom Co. 4,050 100,529
*Fawaz Abdulaziz Al Hokair
& Co. 5,171 23,837
First Milling Co. 776 10,448
Fitaihi Holding Group 35,281 27,561
Gulf Insurance Group 11,161 71,953
*Halwani Brothers Co. 1,174 10,642
*Herfy Food Services Co. 5,065 21,472
Jarir Marketing Co. 137,415 522,812
*Jazan Development and
Investment Co. 13,313 31,129
*L'Azurde Co. for Jewelry 9,694 30,757
Leejam Sports Co. JSC 17,463 472,111
*Liva Insurance Co., Class H 5,354 16,687
*Lumi Rental Co. 1,917 24,472
*Malath Cooperative Insurance
Co. 10,359 27,398
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 25,424 91,577
*Methanol Chemicals Co. 7,061 13,969
Middle East Healthcare Co. 25,922 245,626
*Middle East Paper Co. 76,370 421,891
Middle East Specialized
Cables Co. 16,913 103,127
Mobile Telecommunications
Co. Saudi Arabia 312,627 913,534
Mouwasat Medical Services
Co. 27,197 504,682
Nahdi Medical Co. 8,602 226,018
*Najran Cement Co. 39,540 70,526
*National Agriculture
Development Co. (The) 76,629 404,117
National Co. for Glass
Industries (The) 5,965 58,494
National Co. for Learning &
Education 745 25,583
National Gas &
Industrialization Co. 10,480 248,679
*National Industrialization Co. 201,341 500,306
National Medical Care Co. 11,148 471,101
Northern Region Cement Co. 40,164 75,815
*Power & Water Utility Co. for
Jubail & Yanbu 7,625 65,908
Qassim Cement Co. (The) 15,398 175,710
*Rabigh Refining &
Petrochemical Co. 105,665 200,867
*Red Sea International Co. 8,670 62,551
Riyad Bank 334,215 2,503,917
Riyadh Cables Group Co. 8,020 279,472
SABIC Agri-Nutrients Co. 56,927 1,897,213
Sahara International
Petrochemical Co. 161,654 660,287
*Saudi Arabian Amiantit Co. 17,799 75,928
*Saudi Arabian Mining Co. 121,119 2,496,200
Shares Value
SAUDI ARABIA — (Continued)
ΩSaudi Arabian Oil Co. 484,849 $ 3,335,139
Saudi Aramco Base Oil Co. 13,440 375,175
*Saudi Automotive Services
Co. 19,886 271,990
Saudi Awwal Bank 180,362 1,715,764
Saudi Basic Industries Corp. 92,464 1,401,493
Saudi Cement Co. 31,706 304,659
Saudi Ceramic Co. 30,722 227,710
Saudi Chemical Co. Holding 192,650 393,446
*Saudi Co. For Hardware
CJSC 1,506 10,391
Saudi Electricity Co. 53,847 206,734
Saudi Ground Services Co. 869 8,568
Saudi Industrial Investment
Group 92,612 308,896
Saudi Investment Bank (The) 82,736 308,823
*Saudi Kayan Petrochemical
Co. 417,215 545,059
*Saudi Marketing Co. 8,337 31,208
Saudi National Bank (The) 272,265 3,256,408
*Saudi Paper Manufacturing
Co. 6,978 105,116
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 20,138 148,295
*Saudi Public Transport Co. 47,757 127,965
*Saudi Real Estate Co. 60,031 231,596
*Saudi Reinsurance Co. 64,851 482,401
*Saudi Research & Media
Group 7,733 246,998
Saudi Steel Pipe Co. 6,088 66,744
Saudi Tadawul Group Holding
Co. 1,794 76,864
Saudi Telecom Co. 439,598 5,203,869
Saudia Dairy & Foodstuff Co. 5,962 384,358
*Savola Group (The) 58,802 373,597
Scientific & Medical Equipment
House Co. 4,089 35,453
*Seera Group Holding 118,380 845,864
*Sinad Holding Co. 28,188 67,488
Southern Province Cement Co. 11,749 71,828
Sustained Infrastructure
Holding Co. 23,818 181,872
Tabuk Cement Co. 17,482 41,856
*Takween Advanced Industries
Co. 9,944 16,703
Tanmiah Food Co. 5,303 85,539
Theeb Rent A Car Co. 26,553 250,189
*Umm Al-Qura Cement Co. 11,747 40,684
United Electronics Co. 27,145 636,522
United International
Transportation Co. 33,965 548,319
United Wire Factories Co. 2,941 15,800
*Walaa Cooperative Insurance
Co. 23,795 71,689
Yamama Cement Co. 48,069 344,494
Yanbu Cement Co. 25,168 104,746

208
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Yanbu National Petrochemical
Co. 53,993 $ 388,677
TOTAL SAUDI ARABIA 75,422,871
SINGAPORE — (0.8%)
#*AEM Holdings, Ltd. 154,429 234,868
Aztech Global, Ltd. 172,500 89,716
Banyan Tree Holdings, Ltd. 205,300 108,393
Bonvests Holdings, Ltd. 22,000 17,120
BRC Asia, Ltd. 34,800 114,903
Bund Center Investment, Ltd. 64,750 21,813
Centurion Corp., Ltd. 72,300 86,601
China Aviation Oil Singapore
Corp., Ltd. 182,100 251,123
City Developments, Ltd. 343,800 2,514,156
ComfortDelGro Corp., Ltd. 1,096,600 1,270,293
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,503,100 138,584
CSE Global, Ltd. 378,990 334,491
DBS Group Holdings, Ltd. 290,401 13,547,470
*Del Monte Pacific, Ltd. 252,659 17,322
Delfi, Ltd. 233,500 163,763
DFI Retail Group Holdings,
Ltd. 184,800 761,376
*<Ezion Holdings, Ltd. 1,747,154 –
#*<Ezra Holdings, Ltd. 767,465 –
Far East Orchard, Ltd. 125,239 128,298
First Resources, Ltd. 448,000 755,493
Food Empire Holdings, Ltd. 131,300 279,362
Frasers Property, Ltd. 261,600 232,946
Frencken Group, Ltd. 380,000 500,079
*Fu Yu Corp., Ltd. 231,600 18,616
*Gallant Venture, Ltd. 433,800 25,980
Genting Singapore, Ltd. 2,900,800 1,680,132
#Geo Energy Resources, Ltd. 752,700 252,086
Golden Agri-Resources, Ltd. 4,790,800 1,094,824
GuocoLand, Ltd. 153,866 327,375
Hiap Hoe, Ltd. 39,000 19,054
Ho Bee Land, Ltd. 104,500 200,930
Hong Fok Corp., Ltd. 271,420 182,872
Hong Leong Asia, Ltd. 189,900 513,284
Hongkong Land Holdings, Ltd. 353,600 3,002,064
Hotel Grand Central, Ltd. 42,775 24,607
Hour Glass, Ltd. (The) 147,100 259,656
HRnetgroup, Ltd. 58,800 34,520
Hutchison Port Holdings Trust,
Class U 3,467,500 797,525
*<Hyflux, Ltd. 291,500 –
iFAST Corp., Ltd. 63,200 524,924
ISDN Holdings, Ltd. 175,011 55,165
Keppel Infrastructure Trust 1,937,815 794,062
Keppel, Ltd. 497,700 4,286,730
LHN, Ltd. 110,700 59,319
Marco Polo Marine, Ltd. 2,158,000 255,083
*Mermaid Maritime PCL 461,600 45,469
Micro-Mechanics Holdings,
Ltd. 6,500 8,605
*<Midas Holdings, Ltd. 550,500 –
Shares Value
SINGAPORE — (Continued)
Nanofilm Technologies
International, Ltd. 123,000 $ 55,248
NETLINK NBN TRUST 1,101,800 850,878
*Oceanus Group, Ltd. 2,196,800 6,924
#Olam Group, Ltd. 314,505 220,575
OUE, Ltd. 141,200 131,297
Oversea-Chinese Banking
Corp., Ltd. 304,526 5,094,631
*Oxley Holdings, Ltd. 474,847 31,806
Pan-United Corp., Ltd. 53,750 48,710
Propnex, Ltd. 137,900 237,983
Q&M Dental Group Singapore,
Ltd. 112,920 45,827
#QAF, Ltd. 158,907 119,587
Raffles Medical Group, Ltd. 345,611 270,987
#*Rex International Holding,
Ltd. 512,800 62,635
#Riverstone Holdings, Ltd. 309,300 186,458
SATS, Ltd. 373,378 1,115,132
SBS Transit, Ltd. 36,300 93,539
Seatrium, Ltd. 1,454,075 2,417,729
#Sembcorp Industries, Ltd. 650,400 3,090,553
Sheng Siong Group, Ltd. 420,200 900,665
SIA Engineering Co., Ltd.,
Registered 60,200 156,548
Sing Holdings, Ltd. 16,000 8,006
#Singapore Airlines, Ltd. 832,150 4,164,029
Singapore Exchange, Ltd. 294,900 4,096,995
Singapore Land Group, Ltd. 104,713 287,981
Singapore Technologies
Engineering, Ltd. 314,800 2,431,080
Singapore
Telecommunications, Ltd. 188,200 680,723
StarHub, Ltd. 348,300 312,894
Straits Trading Co., Ltd. 96,760 137,248
*<Swiber Holdings, Ltd. 105,749 –
Tai Sin Electric, Ltd. 83,056 32,725
*Thomson Medical Group, Ltd. 1,592,500 76,550
Tiong Woon Corp. Holding,
Ltd. 16,900 13,118
Tuan Sing Holdings, Ltd. 385,134 104,706
#UMS Integration, Ltd. 452,812 478,147
United Overseas Bank, Ltd. 260,992 7,870,893
UOB-Kay Hian Holdings, Ltd. 279,347 693,415
UOL Group, Ltd. 324,455 2,771,546
Venture Corp., Ltd. 198,500 2,557,506
Vicom, Ltd. 18,400 23,924
Wee Hur Holdings, Ltd. 550,500 386,087
Wilmar International, Ltd. 650,100 1,736,674
Wing Tai Holdings, Ltd. 257,700 335,071
Yangzijiang Shipbuilding
Holdings, Ltd. 1,785,900 4,700,477
TOTAL SINGAPORE 85,068,559
SOUTH AFRICA — (1.3%)
Absa Group, Ltd. 177,543 2,819,765
Advtech, Ltd. 421,369 1,031,254
AECI, Ltd. 78,526 465,550
African Rainbow Minerals, Ltd. 69,415 1,038,444

209
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Afrimat, Ltd. 71,469 $ 189,618
Alexander Forbes Group
Holdings, Ltd. 210,757 112,360
Altron, Ltd., Class A 173,423 209,459
Anglogold Ashanti PLC 80,013 7,430,807
Anglogold Ashanti PLC 36,262 3,483,503
Aspen Pharmacare Holdings,
Ltd. 150,282 1,007,534
Astral Foods, Ltd. 29,247 499,319
AVI, Ltd. 227,492 1,524,888
Bid Corp., Ltd. 119,541 3,013,589
Bidvest Group, Ltd. 159,036 2,326,016
#*Blu Label Unlimited Group,
Ltd. 411,196 245,628
Capitec Bank Holdings, Ltd. 8,840 2,398,428
Cashbuild, Ltd., Class A 6,451 58,325
City Lodge Hotels, Ltd. 247,318 75,872
Clicks Group, Ltd. 108,816 2,208,413
Coronation Fund Managers,
Ltd. 179,568 566,780
DataTec, Ltd. 211,877 1,014,367
Ω#Dis-Chem Pharmacies, Ltd. 365,174 825,413
Discovery, Ltd. 103,484 1,517,722
DRDGOLD, Ltd. 83,033 274,404
DRDGOLD, Ltd., ADR 24,347 774,722
Famous Brands, Ltd. 42,280 152,907
FirstRand, Ltd. 585,637 3,379,258
Foschini Group, Ltd. 266,182 1,401,325
Gold Fields, Ltd. 1,947 103,157
#Gold Fields, Ltd., Sponsored
ADR 277,301 13,898,326
Grindrod, Ltd. 425,018 456,356
Harmony Gold Mining Co., Ltd. 14,209 322,251
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 425,805 9,086,679
Hudaco Industries, Ltd. 20,024 254,097
Impala Platinum Holdings, Ltd. 347,039 6,837,994
Investec, Ltd. 84,692 694,171
Invicta Holdings, Ltd. 5,204 11,682
*iOCO, Ltd. 90,543 25,293
Italtile, Ltd. 249,670 155,834
JSE, Ltd. 70,028 647,860
*KAP, Ltd. 1,168,504 162,479
Kumba Iron Ore, Ltd. 45,340 1,017,765
Lewis Group, Ltd. 38,459 230,214
Life Healthcare Group
Holdings, Ltd. 848,313 588,199
Merafe Resources, Ltd. 1,343,352 95,490
*Metair Investments, Ltd.,
Class H 98,252 28,488
Momentum Group, Ltd. 1,276,566 2,998,487
Motus Holdings, Ltd. 145,792 1,158,791
Mpact, Ltd. 74,949 103,702
Mr. Price Group, Ltd. 151,722 1,688,691
MTN Group, Ltd. 842,412 9,503,826
*Nampak, Ltd. 1,766 57,261
Nedbank Group, Ltd. 151,329 2,503,734
*NEPI Rockcastle NV 166,253 1,530,305
Netcare, Ltd. 1,145,173 1,106,792
Shares Value
SOUTH AFRICA — (Continued)
Ninety One, Ltd. 149,600 $ 515,473
Northam Platinum Holdings,
Ltd. 136,167 3,369,045
Oceana Group, Ltd. 64,078 215,758
Old Mutual, Ltd. 4,739,421 4,610,131
Omnia Holdings, Ltd. 130,777 689,296
OUTsurance Group, Ltd. 262,233 1,167,642
ΩPepkor Holdings, Ltd. 1,178,378 1,945,655
*Pick n Pay Stores, Ltd. 308,229 462,608
PPC, Ltd. 863,195 329,938
Premier Group, Ltd. 25,442 282,380
PSG Financial Services, Ltd. 508,478 870,001
Raubex Group, Ltd. 143,581 463,219
RCL Foods, Ltd. 37,465 22,520
Reunert, Ltd. 101,585 390,821
RFG Holdings, Ltd. 50,033 79,522
Sanlam, Ltd. 228,650 1,439,978
Santam, Ltd. 24,393 654,485
Sappi, Ltd. 338,809 379,001
*Sasol, Ltd. 435,691 3,104,375
Shoprite Holdings, Ltd. 117,314 1,948,857
*Sibanye Stillwater, Ltd. 1,238,576 5,698,029
*Sibanye Stillwater, Ltd., ADR 72,389 1,221,926
Southern Sun, Ltd. 517,488 327,514
*SPAR Group, Ltd. (The) 151,200 835,878
Spur Corp., Ltd. 39,148 99,228
Stadio Holdings, Ltd. 76,786 58,412
Standard Bank Group, Ltd. 279,935 5,214,340
Sun International, Ltd. 175,532 470,639
Super Group, Ltd. 291,149 315,158
Telkom SA SOC, Ltd. 260,505 959,990
#Thungela Resources, Ltd. 83,718 522,066
Tiger Brands, Ltd. 73,061 1,537,527
Truworths International, Ltd. 214,142 802,490
Tsogo Sun, Ltd. 241,737 120,134
Valterra Platinum, Ltd. 7,910 727,252
Valterra Platinum, Ltd. 12,693 1,203,015
Vodacom Group, Ltd. 78,303 735,108
We Buy Cars Holdings, Ltd. 103,906 297,578
Wilson Bayly Holmes-Ovcon,
Ltd. 34,804 377,609
Woolworths Holdings, Ltd. 580,426 1,960,148
Zeda, Ltd. 142,661 122,491
TOTAL SOUTH AFRICA 141,860,831
SPAIN — (1.9%)
#Acciona SA 18,707 4,037,034
Acerinox SA 136,856 2,036,770
ACS Actividades de
Construccion y Servicios SA 94,553 10,646,746
ΩAedas Homes SA 8,528 242,474
ΩAena SME SA 138,687 4,327,679
Almirall SA 33,755 506,779
Amadeus IT Group SA 98,926 6,663,482
*Amper SA 348,803 78,675
#Atresmedia Corp. de Medios
de Comunicacion SA 67,821 423,589
#Audax Renovables SA 76,467 119,715
Azkoyen SA 5,887 61,491

210
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SPAIN — (Continued)
Banco Bilbao Vizcaya
Argentaria SA 521,374 $ 13,304,471
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 943,995 23,996,353
Banco de Sabadell SA 4,199,117 16,510,126
Banco Santander SA 1,591,205 20,406,374
Banco Santander SA,
Sponsored ADR 346,063 4,412,303
Bankinter SA 482,922 8,284,441
CaixaBank SA 1,013,786 13,453,547
ΩCellnex Telecom SA 63,329 1,960,338
CIE Automotive SA 32,275 1,105,808
Construcciones y Auxiliar de
Ferrocarriles SA 24,539 1,643,562
Corp ACCIONA Energias
Renovables SA 39,793 1,012,128
*Distribuidora Internacional de
Alimentacion SA 7,130 332,080
Ebro Foods SA 31,403 685,906
*eDreams ODIGEO SA 28,725 119,605
Elecnor SA 18,949 606,400
Enagas SA 89,876 1,484,604
#*Ence Energia y Celulosa SA 100,181 265,296
Endesa SA 75,850 2,805,416
*Ercros SA 51,721 210,433
Faes Farma SA 206,072 1,282,158
Ferrovial SE 74,076 5,024,880
Ferrovial SE 3,705 251,903
Fluidra SA 52,524 1,532,143
ΩGestamp Automocion SA 133,982 483,278
ΩGlobal Dominion Access SA 72,599 300,560
*Grenergy Renovables SA 387 44,244
#Grifols SA 191,273 2,455,252
Grupo Empresarial San Jose
SA 9,436 93,060
Iberdrola SA 508,267 11,443,233
Indra Sistemas SA 80,390 5,221,745
Industria de Diseno Textil SA 122,523 8,016,804
*Inmocemento SA 2,532 11,281
Laboratorios Farmaceuticos
Rovi SA 15,371 1,314,777
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 103,889 145,344
Logista Integral SA 41,658 1,527,397
Mapfre SA 599,186 2,750,077
Melia Hotels International SA 69,515 622,722
Miquel y Costas & Miquel SA 12,723 211,904
Naturgy Energy Group SA 64,958 2,046,311
Ω*Neinor Homes SA 14,260 340,986
*Nueva Expresion Textil SA 71,003 82,442
*Obrascon Huarte Lain SA 189,799 81,060
Prim SA 3,592 54,697
*Promotora de Informaciones
SA, Class A 29,645 12,132
ΩProsegur Cash SA 115,528 88,098
Prosegur Cia de Seguridad SA 7,658 25,646
*Realia Business SA 55,988 67,939
Redeia Corp. SA 126,054 2,187,927
Shares Value
SPAIN — (Continued)
Repsol SA 597,656 $ 11,770,676
Repsol SA, Sponsored ADR 21,009 411,356
Sacyr SA 298,680 1,409,223
*Solaria Energia y Medio
Ambiente SA 43,700 966,455
Ω#*Talgo SA 23,592 82,234
*Tecnicas Reunidas SA 36,190 1,372,549
#Telefonica SA 1,876,439 7,623,354
Telefonica SA, Sponsored
ADR 111,179 444,716
#Tubacex SA 68,400 280,328
ΩUnicaja Banco SA 775,088 2,661,144
Vidrala SA 10,955 1,150,785
Viscofan SA 23,859 1,600,856
TOTAL SPAIN 219,237,301
SWEDEN — (1.8%)
#AAK AB 22,560 632,029
ΩAcadeMedia AB 76,575 814,862
AddLife AB, Class B 43,123 664,948
Addnode Group AB, Class B 65,649 635,558
AddTech AB, Class B 65,722 2,158,994
AFRY AB 62,463 997,037
Alfa Laval AB 33,233 1,942,416
ΩAlimak Group AB 41,407 638,020
Alleima AB 160,605 1,412,421
Alligo AB, Class B 17,735 254,037
ΩAmbea AB, Class B 74,671 1,147,195
*Annehem Fastigheter AB,
Class B 32,316 59,870
AQ Group AB 29,300 648,408
Arjo AB, Class B 153,944 464,671
*Asmodee Group AB, Class B 64,982 783,990
#Assa Abloy AB, Class B 49,754 2,022,815
Atlas Copco AB, Class A 350,720 7,280,047
Atlas Copco AB, Class B 129,371 2,340,508
#Atrium Ljungberg AB, Class B 72,889 277,937
ΩAttendo AB 99,464 998,882
Avanza Bank Holding AB 55,394 2,174,522
Axfood AB 21,236 731,916
Beijer Alma AB, Class B 22,051 658,871
#Beijer Ref AB, Class B 53,013 759,660
Bergman & Beving AB 15,827 495,250
Betsson AB, Class B 192,186 2,270,909
#*Better Collective A/S 24,706 296,397
*BHG Group AB 141,527 491,142
*BICO Group AB, Class B 23,333 45,468
Bilia AB, Class A 63,718 907,661
Billerud Aktiebolag 159,301 1,297,478
Ω*BioArctic AB, Class B 1,156 41,658
BioGaia AB, Class B 35,456 438,982
Bjorn Borg AB 6,297 41,685
*Boliden AB 88,360 6,254,498
*Bonava AB, Class B 176,650 259,420
Ω#*BoneSupport Holding AB 2,610 54,545
Ω#*Boozt AB 18,483 188,855
ΩBravida Holding AB 71,968 715,026
Bufab AB 81,015 904,941
Bulten AB 12,667 71,046

211
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
Byggmax Group AB 51,355 $ 327,776
*Camurus AB 11,471 864,966
*Carasent AB 22,171 64,743
Castellum AB 106,214 1,321,038
Catella AB 27,094 83,251
Catena AB 11,159 582,894
*Cavotec Group AB 5,047 8,410
Cellavision AB 7,630 127,048
#*Cint Group AB 209,099 68,217
Clas Ohlson AB, Class B 56,070 1,931,865
Cloetta AB, Class B 224,699 1,105,187
*Coffee Stain Group AB 86,308 180,762
Coinshares International, Ltd. 9,821 108,614
ΩCoor Service Management
Holding AB 69,060 411,524
#Corem Property Group AB,
Class B 191,828 89,497
Corem Property Group AB,
Class D 3,408 92,012
*CTEK AB 5,485 7,696
CTT Systems AB 3,103 57,347
Dios Fastigheter AB 39,973 291,480
ΩDometic Group AB 202,960 880,416
Duni AB 6,429 76,112
Ω*Dustin Group AB 395,169 77,228
*Dynavox Group AB 52,770 521,605
Eastnine AB 33,132 186,203
Elanders AB, Class B 11,353 76,052
*Electrolux AB, Class B 141,653 1,148,618
Electrolux Professional AB,
Class B 119,596 830,880
Elekta AB, Class B 211,551 1,366,965
*Eltel AB 18,432 18,698
#*Embracer Group AB, Class
B 86,308 474,573
#*Enad Global 7 AB 13,536 18,778
*Enea AB 16,680 126,057
#Engcon AB, Class B 14,832 133,705
Eolus AB, Class B 2,131 8,125
Ependion AB 11,310 136,197
Epiroc AB, Class A 69,657 1,964,851
Epiroc AB, Class B 38,078 955,794
#EQT AB 6,101 232,951
Essity AB, Class A 4,520 134,034
Essity AB, Class B 127,423 3,788,611
Ω#Evolution AB 16,856 1,101,740
Ework Group AB 4,825 51,835
#Fabege AB 53,268 494,935
Fagerhult Group AB 30,565 129,307
*Fasadgruppen Group AB 7,397 22,394
#*Fastighets AB Balder, Class
B 91,152 690,314
*Fastighets AB Trianon, Class
B 24,160 53,330
*Fastighetsbolaget Emilshus
AB, Class B 899 5,393
FastPartner AB, Class A 19,506 100,921
FastPartner AB, Class D 3,778 32,009
Fenix Outdoor International AG 1,944 115,293
Shares Value
SWEDEN — (Continued)
FormPipe Software AB 2,938 $ 7,634
G5 Entertainment AB 4,256 45,146
Getinge AB, Class B 106,928 2,360,273
Granges AB 75,324 1,271,248
Ω*Green Landscaping Group
AB 13,084 65,182
*Gruvaktiebolaget Viscaria 41,318 94,051
H & M Hennes & Mauritz AB,
Class B 81,105 1,634,056
Hanza AB 11,022 173,070
Heba Fastighets AB, Class B 28,440 96,382
Hemnet Group AB 50,877 815,549
Hexagon AB, Class B 118,631 1,348,163
#*Hexatronic Group AB 71,943 190,743
Hexpol AB 103,952 853,716
*HMS Networks AB 15,000 679,827
#Holmen AB, Class B 19,680 742,092
Hufvudstaden AB, Class A 29,175 405,380
Humana AB 34,611 185,523
Husqvarna AB, Class A 7,731 39,737
Husqvarna AB, Class B 136,265 702,394
Indutrade AB 54,392 1,284,185
Instalco AB 170,002 490,096
#*International Petroleum
Corp. 2,124 44,546
*International Petroleum Corp. 78,158 1,637,811
INVISIO AB 15,485 455,686
Inwido AB 43,125 749,259
JM AB 45,458 701,467
*John Mattson
Fastighetsforetagen AB 14,063 104,850
Kabe Group AB, Class B 1,017 23,896
*Karnov Group AB, Class B 46,233 511,306
#*K-Fast Holding AB, Class B 60,028 82,594
*Klarabo Sverige AB, Class B 29,002 48,947
KNOW IT AB 16,890 222,472
Lagercrantz Group AB, Class
B 84,989 1,877,924
#Lifco AB, Class B 21,302 736,838
Lime Technologies AB 5,388 154,904
Lindab International AB 48,122 1,017,644
Loomis AB, Class B 58,289 2,433,688
*Medcap AB 5,933 328,410
Medicover AB, Class B 35,329 808,170
MEKO AB 25,464 203,948
MIPS AB 4,530 141,648
*Modern Times Group MTG
AB, Class B 69,814 820,993
Momentum Group AB, Class B 17,590 261,100
ΩMunters Group AB 61,699 1,223,212
Mycronic AB 67,791 1,576,027
*NCAB Group AB 85,879 446,069
NCC AB, Class B 79,411 2,048,911
Nederman Holding AB 9,131 148,328
*Neobo Fastigheter AB 13,626 28,784
*Net Insight AB, Class B 97,523 23,906
New Wave Group AB, Class B 69,005 831,747
#Nibe Industrier AB, Class B 165,659 638,140
Nilorngruppen AB, Class B 4,662 33,916

212
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
Nivika Fastigheter AB, Class B 13,938 $ 69,279
#*Nobia AB 261,461 113,655
Nolato AB, Class B 136,932 900,273
Nordnet AB 29,289 954,215
*Norion Bank AB 37,931 290,516
Note AB 8,000 149,747
NP3 Fastigheter AB 12,850 383,225
Nyfosa AB 64,989 519,413
OEM International AB, Class B 40,740 586,323
*Orexo AB 8,005 27,083
#*Orron Energy AB 117,392 70,616
*Ovzon AB 5,634 34,877
Peab AB, Class B 106,845 1,074,213
Platzer Fastigheter Holding
AB, Class B 22,647 190,340
*Pricer AB, Class B 89,572 40,879
Proact IT Group AB 20,238 232,735
Ratos AB, Class B 186,714 802,350
RaySearch Laboratories AB,
Class B 16,035 344,529
Rejlers AB, Class B 6,399 131,706
*Rottneros AB 79,126 21,050
Rusta AB 5,427 50,149
Rvrc Holding AB 42,055 324,240
Saab AB, Class B 73,788 5,779,008
Sagax AB, Class B 24,248 538,251
#*Samhallsbyggnadsbolaget i
Norden AB 382,438 211,691
*Samhallsbyggnadsbolaget i
Norden AB, Class D 73,597 90,289
Sandvik AB 133,721 5,312,737
Scandi Standard AB 34,339 418,946
ΩScandic Hotels Group AB 262,973 2,640,944
*Sdiptech AB, Class B 10,121 195,166
Sectra AB, Class B 47,073 1,170,942
Securitas AB, Class B 108,678 1,805,929
*Sedana Medical AB 37,271 42,272
*Sensys Gatso Group AB 4,901 21,371
Ω*Sinch AB 584,499 1,765,597
*Sivers Semiconductors AB 34,923 13,177
Skandinaviska Enskilda
Banken AB, Class A 226,933 4,905,377
Skandinaviska Enskilda
Banken AB, Class C 1,689 37,473
Skanska AB, Class B 83,207 2,546,333
SKF AB, Class A 5,812 154,291
#SKF AB, Class B 105,355 2,768,287
SkiStar AB 27,046 512,980
Softronic AB, Class B 11,788 28,430
Solid Forsakring AB 9,558 99,443
SSAB AB, Class A 104,409 873,510
SSAB AB, Class B 325,651 2,708,286
*Stendorren Fastigheter AB,
Class B 5,792 128,242
Stenhus Fastigheter I Norden
AB 20,834 26,548
*Stillfront Group AB 308,947 191,603
Storskogen Group AB, Class B 930,829 1,136,690
Svedbergs Group AB, Class B 5,424 40,562
Shares Value
SWEDEN — (Continued)
Svenska Cellulosa AB SCA,
Class A 5,089 $ 64,042
#Svenska Cellulosa AB SCA,
Class B 139,387 1,756,460
#Svenska Handelsbanken AB,
Class A 137,094 2,177,459
#Svenska Handelsbanken AB,
Class B 2,965 78,310
Sweco AB, Class B 75,748 1,262,146
Swedbank AB, Class A 105,362 4,126,522
*Swedish Logistic Property AB,
Class B 33,651 159,469
*Swedish Orphan Biovitrum
AB, Class A 29,784 1,133,860
Synsam AB 87,295 645,917
Systemair AB 45,633 446,420
Tele2 AB, Class B 246,418 4,536,001
Telefonaktiebolaget LM
Ericsson, Class A 14,280 155,992
Telefonaktiebolaget LM
Ericsson, Class B 843,210 9,207,227
Telia Co. AB 1,045,721 4,790,193
TF Bank AB 23,013 446,729
ΩThule Group AB 24,167 580,953
Trelleborg AB, Class B 66,115 2,688,740
Troax Group AB 19,542 320,098
Truecaller AB, Class B 152,049 265,374
VBG Group AB, Class B 13,037 566,118
*Vestum AB 61,764 56,027
Vitec Software Group AB,
Class B 10,614 299,754
Vitrolife AB 51,435 675,167
Volati AB 9,711 104,545
Volvo AB, Class A 52,048 1,905,002
Volvo AB, Class B 528,018 19,325,915
#*Volvo Car AB, Class B 214,369 720,678
Wallenstam AB, Class B 94,684 433,831
Wihlborgs Fastigheter AB 68,196 709,519
TOTAL SWEDEN 205,918,670
SWITZERLAND — (4.9%)
ABB, Ltd., Registered 283,600 24,550,063
Accelleron Industries AG 58,744 5,629,904
Accelleron Industries AG, ADR 171 16,349
Adecco Group AG 112,511 3,304,979
*AEVIS VICTORIA SA 795 14,144
#Alcon AG, ADR 116,356 9,422,509
Allreal Holding AG, Registered 14,404 4,227,393
ALSO Holding AG, Registered 4,431 1,143,929
*Amrize, Ltd. 97,429 5,126,714
*Amrize, Ltd. 118,132 6,220,703
*ams-OSRAM AG 39,520 413,137
APG SGA SA 738 202,218
Arbonia AG 28,583 187,448
*Aryzta AG 21,262 1,508,952
Ascom Holding AG, Registered 17,085 118,700
Autoneum Holding AG 2,695 442,371
*Avolta AG 75,966 4,666,180
Bachem Holding AG, Class B 4,252 386,520

213
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
Banque Cantonale de Geneve,
Class BR 11,710 $ 422,749
#Banque Cantonale Vaudoise,
Registered 22,464 3,051,405
#Barry Callebaut AG,
Registered 858 1,506,416
*Basilea Pharmaceutica Ag
Allschwil, Registered 8,308 582,601
#Belimo Holding AG, Class R 3,958 4,343,237
Bell Food Group AG 1,587 457,521
Bellevue Group AG, Class BR 4,979 73,064
Berner Kantonalbank AG,
Registered 2,517 1,054,130
BKW AG 8,393 1,590,207
Bossard Holding AG,
Registered, Class A 4,791 945,694
Bucher Industries AG,
Registered 5,164 2,400,769
Burckhardt Compression
Holding AG 2,458 1,704,528
Burkhalter Holding AG 4,056 739,514
Bystronic AG 677 236,935
Calida Holding AG, Registered 227 3,584
*Carlo Gavazzi Holding AG,
Registered 216 44,600
Cembra Money Bank AG 22,848 2,929,992
Cham Swiss Properties AG 2,487 81,388
Chocoladefabriken Lindt &
Spruengli AG 18 2,664,762
*Cicor Technologies, Ltd.,
Registered 1,860 297,098
Cie Financiere Richemont SA,
Registered 49,593 9,631,366
Cie Financiere Tradition SA,
Class BR 1,116 426,081
#*Clariant AG, Registered 154,809 1,436,414
#*Coltene Holding AG,
Registered 1,645 117,706
COSMO Pharmaceuticals NV 6,425 966,190
CPH Group AG 245 21,444
Daetwyler Holding AG, Class
BR 4,958 1,016,002
DKSH Holding AG 21,805 1,605,537
#*DocMorris AG 35,396 257,409
dormakaba Holding AG 21,052 1,588,366
DSM-Firmenich AG 17,858 1,406,409
*EFG International AG 81,839 2,091,542
Emmi AG, Registered 1,042 1,058,170
EMS-Chemie Holding AG 2,132 1,663,960
#*Feintool International
Holding AG, Registered 3,218 42,625
Flughafen Zurich AG,
Registered 14,575 4,534,991
Forbo Holding AG, Registered 716 848,916
Galderma Group AG 15,068 2,815,772
ΩGalenica AG 36,257 4,548,310
*GAM Holding AG 38,806 6,576
Geberit AG, Registered 10,123 7,750,822
Georg Fischer AG, Registered 80,482 5,377,312
Shares Value
SWITZERLAND — (Continued)
Givaudan SA, Registered 1,637 $ 6,351,998
Glarner Kantonalbank 1,098 31,369
*Gurit Holding AG, Class BR 1,522 40,617
#Helvetia Baloise Holding AG,
Registered 65,699 16,696,701
Hiag Immobilien Holding AG 2,190 353,790
*Holcim AG 121,180 12,516,924
Huber + Suhner AG,
Registered 11,637 2,360,495
Hypothekarbank Lenzburg AG,
Class R 9 47,452
Implenia AG, Registered 8,728 838,740
Inficon Holding AG, Registered 9,820 1,555,795
Interroll Holding AG, Class R 272 656,996
Intershop Holding AG 2,769 601,949
Investis Holding SA 551 110,908
IVF Hartmann Holding AG,
Registered 150 29,024
Julius Baer Group, Ltd.,
Registered 109,312 9,173,095
Jungfraubahn Holding AG,
Registered 3,123 1,234,924
Kardex Holding AG,
Registered 4,055 1,427,057
#*Komax Holding AG, Class R 2,814 244,473
#*Kudelski SA, Class BR 18,111 28,693
Kuehne + Nagel International
AG, Class R 8,520 1,977,176
*Landis+Gyr Group AG 39,551 2,788,935
Lastminute.com NV 2,952 54,628
*LEM Holding SA, Registered 133 48,620
Liechtensteinische
Landesbank AG 7,988 999,991
#Logitech International SA,
Class R 70,875 6,083,910
Lonza Group AG, Registered 11,159 7,607,915
Luzerner Kantonalbank AG,
Registered 9,650 1,233,115
ΩMedacta Group SA 3,268 701,089
ΩMedmix AG 8,833 131,454
Meier Tobler Group AG 2,661 125,612
#Metall Zug AG, Registered 153 160,143
Mikron Holding AG, Registered 5,449 122,276
Mobilezone Holding AG,
Registered 30,257 554,021
Mobimo Holding AG,
Registered 6,808 3,439,143
Ω*Montana Aerospace AG 14,748 638,719
Naturenergie Holding AG 3,927 166,759
Nestle SA, Registered 405,998 38,714,932
#Novartis AG, Class B,
Sponsored ADR 519,451 77,231,975
Novartis AG, Registered 8,087 1,203,730
*Novavest Real Estate AG,
Class B 1,254 65,627
OC Oerlikon Corp. AG
Pfaffikon 123,374 567,163
Orell Fuessli AG, Registered 152 23,687
#*Orior AG 3,511 50,154

214
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
Partners Group Holding AG 5,790 $ 7,894,942
Phoenix Mecano AG,
Registered 223 127,999
Plazza AG, Registered, Class
A 467 265,627
Ω*PolyPeptide Group AG 7,633 270,607
PSP Swiss Property AG,
Registered 22,401 4,508,999
#Rieter Holding AG,
Registered 18,070 77,790
Roche Holding AG 85,245 38,822,702
Roche Holding AG, Class BR 3,636 1,680,951
Romande Energie Holding SA,
Registered 3,331 185,140
#Sandoz Group AG 156,757 12,454,247
Sandoz Group AG, ADR 55,346 4,387,831
Schindler Holding AG,
Registered 5,910 2,183,488
#Schweiter Technologies AG,
Registered 569 186,206
SFS Group AG 11,039 1,625,638
SGS SA, Registered 56,637 6,825,419
*Siegfried Holding AG,
Registered 33,010 4,068,111
#*SIG Group AG 231,346 3,587,132
Sika AG, Registered 20,989 4,042,164
Softwareone Holding AG 38,413 395,828
*Softwareone Holding AG 10,747 111,074
Sonova Holding AG 12,933 3,552,145
St. Galler Kantonalbank AG,
Registered 1,729 1,333,713
#Stadler Rail AG 26,594 684,147
StarragTornos Group AG 360 14,212
#Straumann Holding AG,
Class R 11,815 1,428,448
Sulzer AG, Registered 13,016 2,809,245
Sunrise Communications AG 27,633 1,571,749
#Swatch Group AG (The),
Class BR 19,647 4,669,049
#Swatch Group AG (The),
Registered 31,632 1,507,557
#Swiss Life Holding AG,
Registered 9,299 10,220,990
Swiss Prime Site AG,
Registered 62,662 10,684,398
Swiss Re AG, Registered 102,332 16,405,279
#Swisscom AG, Registered 12,200 10,036,621
Swissquote Group Holding SA,
Registered 7,405 4,213,845
Tecan Group AG, Class R 5,170 913,084
Temenos AG, Registered 22,685 2,013,531
Thurgauer Kantonalbank 112 24,871
TX Group AG 2,215 478,639
UBS Group AG 356,862 16,826,043
UBS Group AG 804 37,994
Valiant Holding AG 13,073 2,634,802
Ω#VAT Group AG 7,467 4,860,023
Vaudoise Assurances Holding
SA 754 719,681
Shares Value
SWITZERLAND — (Continued)
Vetropack Holding AG, Class
A 9,136 $ 268,130
Vontobel Holding AG, Class R 18,734 1,620,264
VP Bank AG, Class A 1,941 212,740
V-ZUG Holding AG 1,445 74,872
Walliser Kantonalbank,
Registered 881 158,455
Warteck Invest AG, Registered 82 209,246
#Ypsomed Holding AG,
Registered 1,302 516,539
Zehnder Group AG,
Registered 6,930 739,752
Zug Estates Holding AG, Class
B 101 305,604
Zuger Kantonalbank, Class BR 46 561,522
Zurich Insurance Group AG 16,878 12,033,013
TOTAL SWITZERLAND 548,958,199
TAIWAN — (6.9%)
104 Corp. 10,000 70,385
91APP, Inc. 26,000 54,693
Aaeon Technology, Inc. 11,546 46,778
ABC Taiwan Electronics Corp. 43,910 42,068
#Ability Enterprise Co., Ltd. 151,171 409,271
#Ability Opto-Electronics
Technology Co., Ltd. 35,700 123,651
#AcBel Polytech, Inc. 648,549 1,026,303
Accton Technology Corp. 151,929 5,382,931
Ace Pillar Co., Ltd. 4,000 11,236
Acer Cyber Security, Inc. 3,868 20,034
Acer E-Enabling Service
Business, Inc. 10,000 65,300
#Acer, Inc. 2,116,521 1,688,105
#ACES Electronic Co., Ltd. 130,161 267,188
*Acme Electronics Corp. 38,336 34,048
*Acon Holding, Inc. 164,536 37,278
#Acter Group Corp., Ltd. 72,700 1,455,386
Action Electronics Co., Ltd. 170,000 56,991
Actron Technology Corp. 45,000 184,461
#ADATA Technology Co., Ltd. 252,573 2,917,391
Addcn Technology Co., Ltd. 25,314 133,126
#*Adimmune Corp. 233,000 141,044
#Advanced Ceramic X Corp. 24,000 117,827
#Advanced Energy Solution
Holding Co., Ltd. 16,000 574,515
Advanced International
Multitech Co., Ltd. 94,000 211,179
*Advanced Optoelectronic
Technology, Inc. 77,000 40,616
#Advanced Power Electronics
Corp. 53,000 155,783
Advanced Wireless
Semiconductor Co. 5,000 17,795
Advancetek Enterprise Co.,
Ltd. 154,532 146,332
Advantech Co., Ltd. 123,838 1,178,566
#Aero Win Technology Corp. 10,000 12,838
Aerospace Industrial
Development Corp. 258,000 436,149
AIC, Inc. 13,000 156,149

215
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Airoha Technology Corp. 6,000 $ 82,841
Airtac International Group 63,202 2,289,491
#Alchip Technologies, Ltd. 35,000 3,475,532
Alexander Marine Co., Ltd. 3,163 18,544
*Algoltek, Inc. 12,000 19,009
#*ALI Corp. 59,400 48,887
All Ring Tech Co., Ltd., Class
A 4,000 48,300
*Allied Circuit Co., Ltd. 10,784 75,560
#Allied Supreme Corp. 31,000 240,356
Allis Electric Co., Ltd. 82,061 322,038
Allmind Holdings Corp. 11,000 17,127
Alltek Technology Corp. 110,128 116,182
#Alltop Technology Co., Ltd. 25,001 197,815
Alpha Networks, Inc. 117,000 122,688
Altek Corp. 261,206 324,536
Amazing Microelectronic Corp. 47,106 126,035
AMPACS Corp. 35,000 30,863
Ampak Technology, Inc. 20,000 39,847
Ampire Co., Ltd. 51,000 43,108
Ample Electronic Technology
Co., Ltd. 12,600 71,668
AMPOC Far-East Co., Ltd. 57,616 199,560
AmTRAN Technology Co., Ltd. 290,205 187,199
*Amulaire Thermal
Technology, Inc. 44,000 44,741
#*Anderson Industrial Corp. 145,000 128,321
*Anji Technology Co., Ltd. 81,199 88,501
Aopen, Inc. 15,000 24,452
Apac Opto Electronics, Inc. 23,000 52,695
Apacer Technology, Inc. 52,501 206,033
#APAQ Technology Co., Ltd. 16,000 83,635
Apex Biotechnology Corp. 51,226 47,449
#*Apex International Co., Ltd. 175,544 178,500
Apex Science & Engineering 78,986 28,738
ARBOR Technology Corp. 18,000 23,737
Arcadyan Technology Corp. 91,566 522,278
Ardentec Corp. 401,120 2,033,004
Ares International Corp. 15,000 24,214
Argosy Research, Inc. 28,025 139,368
Arizon RFID Technology
Cayman Co., Ltd. 4,000 13,727
ASE Technology Holding Co.,
Ltd. 1,108,796 10,464,328
#ASE Technology Holding Co.,
Ltd., ADR 79,484 1,508,606
#Asia Electronic Material Co.,
Ltd. 33,000 39,061
#Asia Optical Co., Inc. 160,000 831,268
Asia Polymer Corp. 206,000 90,661
Asia Tech Image, Inc. 25,000 60,613
Asia Vital Components Co.,
Ltd. 187,946 8,719,452
ASIX Electronics Corp. 18,000 54,795
ASMedia Technology, Inc. 11,364 465,827
#*ASolid Technology Co., Ltd. 43,000 149,619
ASPEED Technology, Inc. 11,600 3,273,213
ASROCK, Inc. 24,000 164,347
#Asustek Computer, Inc. 139,502 2,198,697
Shares Value
TAIWAN — (Continued)
#ATE Energy International
Co., Ltd. 60,766 $ 52,714
Aten International Co., Ltd. 46,000 88,287
Auden Techno Corp. 17,000 96,155
#*AUO Corp. 3,381,984 1,477,670
AURAS Technology Co., Ltd. 101,000 2,920,559
#Aurona Industries, Inc. 32,000 64,163
Aurora Corp., Class A 14,100 24,598
#Avalue Technology, Inc. 38,000 108,192
AVer Information, Inc. 23,000 26,530
Avermedia Technologies 8,000 9,991
Axiomtek Co., Ltd. 39,483 103,883
#Azurewave Technologies,
Inc. 54,000 101,411
Bafang Yunji International Co.,
Ltd. 23,000 129,361
Bank of Kaohsiung Co., Ltd. 483,246 184,269
#Baotek Industrial Materials,
Ltd. 65,000 195,186
Basso Industry Corp. 57,000 61,945
#BenQ Materials Corp. 83,000 51,430
#*BES Engineering Corp. 1,515,582 659,786
Best Precision Industrial Co.,
Ltd. 5,000 16,683
*Billion Electric Co., Ltd. 46,000 35,885
#*Bin Chuan Enterprise Co.,
Ltd. 66,000 109,056
B'in Live Co., Ltd. 24,000 63,680
*Bionime Corp. 18,123 29,658
#*Biostar Microtech
International Corp. 129,000 95,305
Bioteque Corp. 25,000 95,329
#Bizlink Holding, Inc. 84,995 3,511,074
Bon Fame Co., Ltd. 5,000 8,897
#Bora Pharmaceuticals Co.,
Ltd. 27,456 526,087
Brave C&H Supply Co., Ltd. 15,000 31,554
#Brightek Optoelectronic Co.,
Ltd. 50,000 60,613
Brighton-Best International
Taiwan, Inc. 195,423 213,928
Brillian Network & Automation
Integrated System Co., Ltd. 14,000 139,021
#Brogent Technologies, Inc. 30,859 101,491
C Sun Manufacturing, Ltd. 83,003 627,732
*Calin Technology Co., Ltd. 52,000 50,562
*Caliway Biopharmaceuticals
Co., Ltd. 60,000 315,539
*Cameo Communications, Inc. 138,000 42,843
Capital Futures Corp. 66,690 108,925
Capital Securities Corp. 1,437,000 1,356,177
*Career Technology MFG.
Co., Ltd. 403,243 209,502
Castles Technology Co., Ltd. 41,875 75,713
Caswell, Inc. 26,000 70,060
Cathay Chemical Works 35,000 53,495
Cathay Financial Holding Co.,
Ltd. 1,947,053 4,665,008

216
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Cathay Real Estate
Development Co., Ltd. 354,300 $ 248,809
*CCP Contact Probes Co., Ltd. 83,786 158,413
#Celxpert Energy Corp. 93,465 111,671
Cenra, Inc. 61,000 65,904
Central Reinsurance Co., Ltd. 253,077 213,913
Century Iron & Steel Industrial
Co., Ltd. 101,000 436,479
Chain Chon Industrial Co., Ltd. 96,612 36,226
*ChainQui Construction
Development Co., Ltd. 58,990 27,649
Chaintech Technology Corp. 16,000 14,515
Champion Building Materials
Co., Ltd. 106,573 30,275
#Champion Microelectronic
Corp. 30,000 63,012
Chang Hwa Commercial Bank,
Ltd. 3,053,686 1,979,510
#Chang Wah Technology Co.,
Ltd. 194,000 357,547
#Channel Well Technology
Co., Ltd. 105,000 208,866
Chant Sincere Co., Ltd. 37,000 60,079
Charoen Pokphand Enterprise 121,012 571,029
*Chateau International
Development Co., Ltd. 8,152 6,567
CHC Healthcare Group 104,000 112,361
CHC Resources Corp. 45,900 102,243
Chen Full International Co.,
Ltd. 57,000 74,080
Chenbro Micom Co., Ltd. 37,000 1,064,029
Cheng Fwa Industrial Co., Ltd. 17,000 10,588
Cheng Loong Corp. 519,360 292,109
*Cheng Mei Materials
Technology Corp. 224,176 95,098
#Cheng Shin Rubber Industry
Co., Ltd. 1,002,341 974,631
Cheng Uei Precision Industry
Co., Ltd. 223,050 275,357
#Chenming Electronic
Technology Corp. 59,000 211,853
Chia Chang Co., Ltd. 19,000 22,701
#Chicony Electronics Co., Ltd. 361,400 1,343,623
Chicony Power Technology
Co., Ltd. 98,807 254,003
#Chief Telecom, Inc. 17,700 180,262
Chien Shing Harbour Service
Co., Ltd. 22,000 30,060
*Chien Shing Stainless Steel
Co., Ltd., Class A 46,878 19,886
#China Airlines, Ltd. 2,459,019 1,734,675
China Bills Finance Corp. 483,000 249,404
China Ecotek Corp. 11,000 18,211
China Fineblanking
Technology Co., Ltd. 25,000 20,019
#China General Plastics Corp. 248,108 98,155
China Glaze Co., Ltd. 77,000 60,435
#*China Man-Made Fiber
Corp. 769,000 171,785
Shares Value
TAIWAN — (Continued)
#China Metal Products 196,290 $ 152,192
China Motor Corp. 199,000 350,953
#China Steel Chemical Corp. 87,000 204,852
#China Steel Corp. 4,804,882 3,168,138
China Steel Structure Co., Ltd. 40,000 54,592
China Wire & Cable Co., Ltd. 67,160 87,818
#Chinese Maritime Transport,
Ltd. 69,570 137,504
Ching Feng Home Fashions
Co., Ltd. 81,333 51,431
#Chin-Poon Industrial Co., Ltd. 524,126 635,380
Chipbond Technology Corp. 520,000 905,497
ChipMOS Technologies, Inc. 365,096 698,404
ChipMOS Technologies, Inc.,
ADR 4,941 183,459
Chlitina Holding, Ltd. 33,995 111,804
Chong Hong Construction Co.,
Ltd. 123,940 305,222
#Chroma ATE, Inc. 94,560 2,944,671
Chun YU Works & Co., Ltd. 18,900 10,480
#Chun Yuan Steel Industry
Co., Ltd. 301,570 206,509
#*Chung Hung Steel Corp. 620,212 389,234
#Chung Hwa Chemical
Industrial Works, Ltd. 32,000 44,131
Chung Hwa Food Industrial
Co., Ltd. 7,260 18,133
*Chung Hwa Pulp Corp. 269,629 105,812
Chung Lien Co., Ltd. 4,000 4,881
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 293,000 1,568,812
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 34,000 28,522
Chunghwa Precision Test
Tech Co., Ltd. 8,000 840,165
Chunghwa Telecom Co., Ltd. 249,727 1,059,376
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,515 319,237
Chyang Sheng Texing Co.,
Ltd. 67,000 37,151
#Cleanaway Co., Ltd. 470,000 549,603
C-Media Electronics, Inc. 30,000 38,132
#CoAsia Electronics Corp. 69,623 168,803
Collins Co., Ltd. 90,000 35,891
#Compal Electronics, Inc. 2,544,747 2,648,251
Compeq Manufacturing Co.,
Ltd. 947,000 5,085,574
Compucase Enterprise 17,000 39,272
Concord International
Securities Co., Ltd. 132,277 100,879
Concord Securities Co., Ltd. 375,835 199,442
#Continental Holdings Corp. 259,200 186,143
Contrel Technology Co., Ltd. 72,000 121,945
Coremax Corp. 72,172 155,260
Coretronic Corp. 242,000 675,939
Co-Tech Development Corp. 499,253 4,156,476
*Coxon Precise Industrial Co.,
Ltd. 93,000 42,112

217
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Cryomax Cooling System
Corp. 39,000 $ 57,193
CTBC Financial Holding Co.,
Ltd. 7,175,654 11,605,999
CTCI Advanced Systems, Inc. 8,000 43,724
CTCI Corp. 459,266 452,407
CTI Traffic Industries Co., Ltd. 3,000 8,313
Cub Elecparts, Inc. 26,000 76,422
#CviLux Corp. 61,760 167,794
Cyberlink Corp. 29,000 77,038
CyberPower Systems, Inc. 26,250 152,228
#*CyberTAN Technology, Inc. 261,424 215,154
*Cypress Technology Co., Ltd. 10,000 8,262
Cystech Electronics Corp. 4,200 11,451
#DA CIN Construction Co.,
Ltd. 132,400 289,875
#Da-Li Development Co., Ltd. 194,920 291,110
#Darfon Electronics Corp. 179,000 176,895
Darwin Precisions Corp. 227,700 92,976
Davicom Semiconductor, Inc. 28,000 22,644
#Daxin Materials Corp. 39,100 409,388
De Licacy Industrial Co., Ltd. 214,730 76,762
Delpha Construction Co., Ltd. 151,000 125,713
Delta Electronics, Inc. 196,699 7,625,446
#Depo Auto Parts Ind Co., Ltd. 66,000 316,683
DFI, Inc. 16,000 30,454
Dimerco Data System Corp. 10,500 37,035
Dimerco Express Corp. 73,878 184,754
DingZing Advanced Materials,
Inc. 6,000 17,255
D-Link Corp. 455,897 228,890
*DONPON PRECISION, Inc. 34,300 53,570
Dr Wu Skincare Co., Ltd. 5,000 18,669
Draytek Corp. 36,000 31,916
Drewloong Precision, Inc. 16,758 77,214
Dyaco International, Inc. 105,879 67,121
#Dynamic Holding Co., Ltd. 219,603 997,878
#Dynapack International
Technology Corp. 90,000 968,065
#E Ink Holdings, Inc. 431,000 2,396,727
E.Sun Financial Holding Co.,
Ltd. 3,412,350 3,621,623
#Eastech Holding, Ltd. 32,000 99,651
Eastern Media International
Corp. 136,399 88,852
#Eclat Textile Co., Ltd. 79,143 998,404
eCloudvalley Digital
Technology Co., Ltd. 21,000 40,105
ECOVE Environment Corp. 21,000 197,188
#Edimax Technology Co., Ltd. 131,313 74,899
Edison Opto Corp. 64,000 39,047
#*Edom Technology Co., Ltd. 141,578 177,929
eGalax_eMPIA Technology,
Inc. 16,559 23,415
#*Egis Technology, Inc. 68,000 245,249
*EirGenix, Inc. 74,000 146,260
Elan Microelectronics Corp. 224,600 835,024
E-Lead Electronic Co., Ltd. 27,227 43,518
#Electricity Generating PCL 241,087 206,077
Shares Value
TAIWAN — (Continued)
E-LIFE MALL Corp. 48,000 $ 93,651
#Elite Advanced Laser Corp. 61,723 494,255
Elite Material Co., Ltd. 141,162 7,827,381
Elite Semiconductor
Microelectronics Technology,
Inc. 176,000 1,090,562
#eMemory Technology, Inc. 19,000 1,104,862
Emerging Display
Technologies Corp. 62,000 46,200
Ennoconn Corp. 48,893 441,233
#*Ennostar, Inc. 489,933 547,224
EnTie Commercial Bank Co.,
Ltd. 250,000 106,451
EOI Investment Holdings Co.,
Ltd. 81,000 45,172
*Epileds Technologies, Inc. 53,000 39,241
#*Episil Technologies, Inc. 51,000 96,911
#Episil-Precision, Inc. 55,000 111,853
Eris Technology Corp. 9,687 46,173
Eson Precision Ind Co., Ltd. 73,000 195,780
Eternal Materials Co., Ltd. 602,293 1,180,854
#Eurocharm Holdings Co., Ltd. 19,000 84,223
EVA Airways Corp. 2,241,132 2,663,436
Ever Ohms Technology Co.,
Ltd. 22,000 21,741
Ever Supreme Bio Technology
Co., Ltd. 8,799 43,198
*Everest Textile Co., Ltd. 287,794 60,814
#Evergreen Aviation
Technologies Corp. 40,000 204,639
Evergreen International
Storage & Transport Corp. 215,500 386,900
Evergreen Marine Corp.
Taiwan, Ltd. 186,000 1,099,333
#EVERGREEN Steel Corp. 129,000 422,212
#Everlight Chemical Industrial
Corp. 352,155 233,315
Everlight Electronics Co., Ltd. 246,225 435,021
Evertop Wire Cable Corp. 24,000 22,040
Excel Cell Electronic Co., Ltd. 32,000 19,828
Excelsior Medical Co., Ltd. 85,619 214,115
#EZconn Corp. 4,000 226,883
*Falcon Machine Tools Co.,
Ltd. 51,000 30,872
Far Eastern Department
Stores, Ltd. 496,249 347,706
Far Eastern International Bank 2,065,949 820,603
Far Eastern New Century
Corp. 1,331,625 1,176,332
Far EasTone
Telecommunications Co., Ltd. 705,907 1,991,882
Faraday Technology Corp. 113,548 602,559
Farglory F T Z Investment
Holding Co., Ltd. 109,377 159,877
Farglory Land Development
Co., Ltd. 192,575 405,099
#*Federal Corp. 220,567 142,279
Feedback Technology Corp. 32,401 141,053
Feng Hsin Steel Co., Ltd. 269,000 552,189

218
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Feng TAY Enterprise Co.,
Ltd. 260,492 $ 796,293
FIC Global, Inc. 9,000 15,901
FineTek Co., Ltd. 8,971 30,645
Firich Enterprises Co., Ltd. 136,000 101,989
#First Copper Technology Co.,
Ltd. 159,000 253,127
First Financial Holding Co.,
Ltd. 2,526,376 2,312,031
First Insurance Co., Ltd. (The) 135,000 116,254
*First Steamship Co., Ltd. 435,553 76,398
FIT Holding Co., Ltd. 25,000 20,535
#*Fittech Co., Ltd. 47,293 176,579
*FLEXium Interconnect, Inc. 208,515 394,900
Flytech Technology Co., Ltd. 51,312 149,517
FocalTech Systems Co., Ltd. 159,000 271,821
Forcecon Tech Co., Ltd. 53,219 142,391
Forest Water Environment
Engineering Co., Ltd. 33,171 38,736
#Formosa Advanced
Technologies Co., Ltd. 115,000 288,688
Formosa International Hotels
Corp. 49,246 293,410
Formosa Laboratories, Inc. 71,108 129,924
Formosa Oilseed Processing
Co., Ltd. 23,210 20,909
Formosa Optical Technology
Co., Ltd. 11,000 34,325
Formosa Petrochemical Corp. 253,000 429,304
Formosa Plastics Corp. 2,161,000 3,248,024
Formosa Sumco Technology
Corp. 44,000 197,140
Formosan Union Chemical
Corp. 209,304 113,065
Fortune Electric Co., Ltd. 52,250 1,610,502
*Forward Electronics Co., Ltd.,
Class A 39,000 21,316
Fositek Corp. 8,000 362,250
Founding Construction &
Development Co., Ltd. 98,208 44,626
#Foxsemicon Integrated
Technology, Inc. 61,845 558,118
Franbo Lines Corp. 98,663 63,487
Froch Enterprise Co., Ltd. 138,000 76,740
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,910 55,606
#Fu Hua Innovation Co., Ltd. 330,926 177,188
#Fubon Financial Holding Co.,
Ltd. 1,634,294 4,720,601
#Fulgent Sun International
Holding Co., Ltd. 113,601 341,489
#*Fulltech Fiber Glass Corp. 323,561 943,848
Fusheng Precision Co., Ltd. 72,000 614,299
Fwusow Industry Co., Ltd. 187,109 80,563
#G Shank Enterprise Co., Ltd. 108,713 289,487
*G Tech Optoelectronics Corp. 75,710 126,063
#Gallant Precision Machining
Co., Ltd. 71,000 198,538
Shares Value
TAIWAN — (Continued)
#Gamania Digital
Entertainment Co., Ltd. 93,000 $ 149,237
*GCS Holdings, Inc. 28,138 208,330
GEM Services, Inc. 30,200 75,236
#Gemtek Technology Corp. 879,348 796,359
#*General Interface Solution
GIS Holding, Ltd. 138,000 171,897
General Plastic Industrial Co.,
Ltd. 42,114 32,318
Generalplus Technology, Inc. 32,000 41,182
#Genesys Logic, Inc. 24,000 76,644
Genius Electronic Optical Co.,
Ltd. 79,646 1,149,008
Genmont Biotech, Inc. 23,000 13,338
Genovate Biotechnology Co.,
Ltd. 40,361 38,925
GeoVision, Inc. 38,130 58,158
Getac Holdings Corp. 211,000 754,290
GFC, Ltd. 12,000 42,326
Giant Manufacturing Co., Ltd. 223,159 633,241
*Giantplus Technology Co.,
Ltd. 173,000 65,418
#Gigabyte Technology Co.,
Ltd. 336,000 2,487,703
*Gigasolar Materials Corp. 30,423 114,074
*Gigastorage Corp. 240,060 212,446
#Global Brands Manufacture,
Ltd. 308,772 1,064,562
Global Lighting Technologies,
Inc. 20,000 25,421
#Global Mixed Mode
Technology, Inc. 39,000 301,144
Global PMX Co., Ltd. 20,000 72,450
Global Unichip Corp. 34,000 2,830,632
#Globalwafers Co., Ltd. 96,000 1,516,111
Globe Union Industrial Corp. 132,480 42,518
Gloria Material Technology
Corp. 313,636 339,847
*GlycoNex, Inc. 41,745 38,336
#GMI Technology, Inc. 38,187 48,174
Gold Circuit Electronics, Ltd. 245,900 5,477,467
Golden Long Teng
Development Co., Ltd. 10,000 9,231
Goldsun Building Materials
Co., Ltd. 678,788 760,320
Good Will Instrument Co., Ltd. 22,000 34,569
#Gordon Auto Body Parts 112,000 120,826
Gourmet Master Co., Ltd. 51,026 121,606
Grand Fortune Securities Co.,
Ltd. 230,476 110,221
#*Grand Pacific Petrochemical 569,000 244,090
Grand Process Technology
Corp. 8,000 424,531
GrandTech CG Systems, Inc. 27,890 39,615
Grape King Bio, Ltd. 63,000 242,231
Great Tree Pharmacy Co., Ltd. 47,558 144,623
Great Wall Enterprise Co., Ltd. 354,614 573,557
#Greatek Electronics, Inc. 212,000 602,250

219
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Green World FinTech Service
Co., Ltd. 40,000 $ 67,366
#Group Up Industrial Co., Ltd. 18,000 159,295
GTM Holdings Corp. 82,350 85,961
#Gudeng Precision Industrial
Co., Ltd. 35,344 452,048
*Hai Kwang Enterprise Corp. 74,358 39,105
*HannsTouch Holdings Co. 346,941 102,307
Hanpin Electron Co., Ltd. 7,000 10,232
*Harvatek Corp. 103,239 67,907
Heran Co., Ltd. 33,600 64,808
#Hey Song Corp. 191,500 225,759
Hi-Clearance, Inc. 9,444 40,963
Highlight Tech Corp. 18,400 25,960
*<High-Tek Harness
Enterprise Co., Ltd. 21,000 494
#Highwealth Construction
Corp. 684,112 808,674
Hi-Lai Foods Co., Ltd. 10,000 50,207
HIM International Music, Inc. 19,800 59,016
Hiroca Holdings, Ltd. 43,000 27,328
*Hitron Technology, Inc. 72,000 68,637
Hiwin Mikrosystem Corp. 8,000 29,616
#Hiwin Technologies Corp. 203,767 1,618,740
#Hiyes International Co., Ltd. 36,569 89,244
#Hocheng Corp. 206,580 121,440
Holiday Entertainment Co.,
Ltd. 32,850 62,318
*Holtek Semiconductor, Inc. 86,000 128,167
Holy Stone Enterprise Co., Ltd. 90,200 299,520
Hon Hai Precision Industry
Co., Ltd. 1,419,177 9,943,709
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 36,243 503,053
Hong Pu Real Estate
Development Co., Ltd. 111,695 79,681
Hong TAI Electric Industrial 151,000 173,936
#Hota Industrial Manufacturing
Co., Ltd. 155,439 305,247
Hotai Motor Co., Ltd. 78,800 1,362,161
Hsin Ba Ba Corp. 13,000 18,217
Hsin Kuang Steel Co., Ltd. 156,000 195,806
Hsin Yung Chien Co., Ltd. 14,000 39,816
#Hu Lane Associate, Inc. 88,538 326,356
HUA ENG Wire & Cable Co.,
Ltd. 146,000 176,991
#Hua Jung Components Co.,
Ltd. 65,000 56,490
Hua Nan Financial Holdings
Co., Ltd. 1,795,561 1,888,563
#Hua Yu Lien Development
Co., Ltd. 81,989 158,924
Huaku Development Co., Ltd. 198,861 672,980
#Huang Hsiang Construction
Corp. 75,504 89,012
Hung Ching Development &
Construction Co., Ltd. 101,000 92,752
Hung Sheng Construction, Ltd. 211,608 134,819
Huxen Corp. 21,000 30,929
Shares Value
TAIWAN — (Continued)
Hwa Fong Rubber Industrial
Co., Ltd. 117,687 $ 55,721
#Hwacom Systems, Inc. 120,000 228,027
#Hwang Chang General
Contractor Co., Ltd. 94,724 195,649
Ibase Technology, Inc. 85,000 113,847
IBF Financial Holdings Co.,
Ltd. 2,003,760 1,063,324
*IC Plus Corp. 26,000 39,450
ICARES Medicus, Inc. 9,350 24,303
Ichia Technologies, Inc. 224,000 378,672
#I-Chiun Precision Industry
Co., Ltd. 68,501 278,619
*Ideal Bike Corp. 59,711 13,756
Info-Tek Corp. 40,000 40,991
Ingentec Corp. 11,025 139,958
Innodisk Corp. 43,258 1,091,416
#Innolux Corp. 4,298,580 2,977,726
#Inpaq Technology Co., Ltd. 71,657 191,723
#Insyde Software Corp. 16,800 108,637
Intai Technology Corp. 17,400 51,365
#Integrated Service
Technology, Inc. 41,382 177,521
*IntelliEPI, Inc. 10,000 124,563
#International Games System
Co., Ltd. 140,000 3,185,256
Inventec Corp. 1,199,944 1,715,840
#Iron Force Industrial Co., Ltd. 44,816 136,570
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 63,000 93,589
#ITE Technology, Inc. 91,000 346,997
ITEQ Corp. 226,019 764,888
Jarllytec Co., Ltd. 26,650 75,369
#Jean Co., Ltd. 123,162 83,165
Jentech Precision Industrial
Co., Ltd. 18,698 1,687,395
Jetway Information Co., Ltd. 24,500 33,087
#Jetwell Computer Co., Ltd. 49,280 259,945
Jia Wei Lifestyle, Inc. 22,050 24,348
Jih Lin Technology Co., Ltd. 32,000 55,113
Jiin Yeeh Ding Enterprise Co.,
Ltd. 37,000 117,572
#Jinan Acetate Chemical Co.,
Ltd. 389,470 609,514
#Johnson Health Tech Co.,
Ltd. 61,000 286,876
#*Joinsoon Electronics
Manufacturing Co., Ltd. 42,000 20,686
Jourdeness Group, Ltd. 7,000 6,540
#JPC connectivity, Inc. 29,000 130,394
#JPP Holding Co., Ltd. 24,151 201,834
#JSL Construction &
Development Co., Ltd. 91,777 137,068
K Laser Technology, Inc. 80,000 41,691
Kaori Heat Treatment Co., Ltd. 24,147 573,175
Kedge Construction Co., Ltd. 37,924 103,878
Keding Enterprises Co., Ltd. 6,000 22,974
#KEE TAI Properties Co., Ltd. 235,266 80,739

220
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Kenda Rubber Industrial Co.,
Ltd. 410,557 $ 258,310
Kent Industrial Co., Ltd. 14,000 11,567
Kerry TJ Logistics Co., Ltd. 69,000 71,478
Keystone Microtech Corp. 8,000 146,425
KGI Financial Holding Co., Ltd. 7,181,806 4,119,212
#KHGEARS International, Ltd. 12,000 71,306
Kindom Development Co., Ltd. 267,720 263,296
King Chou Marine Technology
Co., Ltd. 39,220 64,681
King Polytechnic Engineering
Co., Ltd. 25,200 42,681
King Slide Works Co., Ltd. 23,000 2,294,884
King Yuan Electronics Co., Ltd. 1,279,545 12,035,123
*King's Town Construction
Co., Ltd. 50,000 65,936
Kinik Co. 53,000 684,604
*Kinko Optical Co., Ltd. 77,871 162,077
#Kinpo Electronics 1,239,000 1,037,421
#Kinsus Interconnect
Technology Corp. 258,000 2,065,968
KMC Kuei Meng International,
Inc. 35,581 102,661
KNH Enterprise Co., Ltd. 81,000 43,756
Ko Ja Cayman Co., Ltd. 34,000 41,217
KS Terminals, Inc. 84,162 127,032
Kung Long Batteries Industrial
Co., Ltd. 34,000 133,429
*Kung Sing Engineering Corp. 284,738 191,364
Kuo Toong International Co.,
Ltd. 122,917 201,151
*Kuo Yang Construction Co.,
Ltd. 124,000 73,092
Kwong Lung Enterprise Co.,
Ltd. 62,000 96,832
L&K Engineering Co., Ltd. 120,880 2,208,643
La Kaffa International Co., Ltd. 22,000 47,048
Lang, Inc. 14,000 18,929
#Lanner Electronics, Inc. 77,080 165,574
#Largan Precision Co., Ltd. 18,000 1,378,456
Laster Tech Co., Ltd. 63,898 44,873
*Leader Electronics, Inc. 107,549 34,859
Leadtrend Technology Corp. 28,623 49,206
*Lealea Enterprise Co., Ltd. 506,290 105,055
*Leatec Fine Ceramics Co.,
Ltd. 33,000 38,275
LEE CHI Enterprises Co., Ltd. 96,000 37,064
Lelon Electronics Corp. 82,634 283,587
Lemtech Holdings Co., Ltd. 31,866 90,322
Leo Systems, Inc. 33,000 31,511
*Leofoo Development Co., Ltd. 75,104 39,139
*Li Peng Enterprise Co., Ltd. 389,366 68,297
#Lian HWA Food Corp. 71,803 214,702
#Lien Hwa Industrial Holdings
Corp. 467,863 683,136
#*Lingsen Precision Industries,
Ltd. 332,000 288,008
Lintes Technology Co., Ltd. 2,000 8,325
Lion Travel Service Co., Ltd. 29,000 155,736
Shares Value
TAIWAN — (Continued)
Lite-On Technology Corp. 1,439,164 $ 7,499,933
Liton Technology Corp. 44,000 66,832
*Long Bon International Co.,
Ltd. 65,000 30,879
Long Da Construction &
Development Corp. 94,000 92,148
*Longchen Paper & Packaging
Co., Ltd. 513,331 162,465
Longwell Co. 75,000 374,166
Loop Telecommunication
International, Inc. 18,000 39,523
Lotes Co., Ltd. 44,089 2,003,409
#Lotus Pharmaceutical Co.,
Ltd. 83,000 952,113
Loyalty Founder Enterprise
Co., Ltd. 36,000 34,147
Lu Hai Holding Corp. 8,401 6,661
Lucky Cement Corp. 68,000 32,412
Lumax International Corp., Ltd. 44,030 167,194
#*Lung Yen Life Service Corp. 102,000 162,707
Lungteh Shipbuilding Co., Ltd. 38,850 179,621
Luxe Green Energy
Technology Co., Ltd. 45,320 34,490
LuxNet Corp. 9,461 95,001
Macauto Industrial Co., Ltd.,
Class A 28,000 49,380
#Machvision, Inc. 5,500 82,316
Macnica Galaxy, Inc. 3,000 8,055
Macroblock, Inc. 15,000 26,501
*Macronix International Co.,
Ltd. 1,665,974 4,912,691
#Magnate Technology Co.,
Ltd. 36,000 49,590
Makalot Industrial Co., Ltd. 171,273 1,662,660
#Marketech International Corp. 46,000 415,126
#Materials Analysis
Technology, Inc. 37,410 240,128
Maxigen Biotech, Inc. 26,000 38,170
Mayer Steel Pipe Corp. 110,040 85,144
MediaTek, Inc. 233,048 13,033,507
Mega Financial Holding Co.,
Ltd. 2,067,788 2,549,418
*Mercuries & Associates
Holding, Ltd. 306,008 145,857
Mercuries Data Systems, Ltd. 71,322 57,679
*Mercuries Life Insurance Co.,
Ltd. 2,245,020 558,580
#Merida Industry Co., Ltd. 166,000 445,199
Merry Electronics Co., Ltd. 171,565 544,080
#METAAGE Corp. 56,000 78,920
#*Microbio Co., Ltd. 324,998 206,545
#Micro-Star International Co.,
Ltd. 401,394 1,150,484
Mildef Crete, Inc. 32,000 100,362
#MIN AIK Technology Co., Ltd. 134,000 150,734
*Mobiletron Electronics Co.,
Ltd. 32,600 32,476
Momo.com, Inc. 64,711 387,608
#*MOSA Industrial Corp. 134,390 69,394

221
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Mosel Vitelic, Inc. 46,000 $ 48,090
#Motech Industries, Inc. 306,000 226,559
MPI Corp. 58,000 4,635,208
#MSSCORPS Co., Ltd. 31,324 175,681
My Humble House Hospitality
Management Consulting 30,000 32,078
Nak Sealing Technologies
Corp. 41,000 147,871
#Namchow Holdings Co., Ltd. 114,000 136,025
Nan Juen International Co.,
Ltd. 11,000 102,765
Nan Kang Rubber Tire Co.,
Ltd. 80,000 90,372
Nan Liu Enterprise Co., Ltd. 18,000 24,137
Nan Pao Resins Chemical
Co., Ltd. 25,000 246,664
#*Nan Ren Lake Leisure
Amusement Co., Ltd. 117,000 33,646
Nan Ya Plastics Corp. 1,719,187 4,146,371
Nan Ya Printed Circuit Board
Corp. 107,000 1,320,925
Nang Kuang Pharmaceutical
Co., Ltd. 26,000 30,073
*Nanya Technology Corp. 683,110 7,087,239
#National Aerospace
Fasteners Corp. 11,065 37,973
National Petroleum Co., Ltd.,
Class A 67,000 122,418
#Netronix, Inc. 30,000 102,479
*New Asia Construction &
Development Corp. 51,000 23,580
New Best Wire Industrial Co.,
Ltd. 28,000 27,626
*Newmax Technology Co., Ltd. 49,000 53,095
Nextronics Engineering Corp. 40,000 127,105
#Nichidenbo Corp. 108,424 318,691
Nidec Chaun-Choung
Technology Corp. 8,000 30,759
#Nien Made Enterprise Co.,
Ltd. 99,000 1,343,279
Niko Semiconductor Co., Ltd. 44,637 69,218
#Nova Technology Corp. 20,000 122,657
#Novatek Microelectronics
Corp. 295,000 3,515,253
#Nuvoton Technology Corp. 101,140 200,866
Nyquest Technology Co., Ltd. 3,000 3,708
O-Bank Co., Ltd. 870,746 252,619
Ocean Plastics Co., Ltd. 110,000 116,397
OK Biotech Co., Ltd. 56,572 26,246
#Optimax Technology Corp. 65,000 51,533
Orient Europharma Co., Ltd. 24,000 34,395
Orient Semiconductor
Electronics, Ltd. 237,605 438,667
*Oriental Union Chemical
Corp. 387,992 163,975
O-TA Precision Industry Co.,
Ltd. 45,000 101,954
Pacific Hospital Supply Co.,
Ltd. 21,396 55,479
Shares Value
TAIWAN — (Continued)
Paiho Shih Holdings Corp. 91,875 $ 67,439
Pan German Universal Motors,
Ltd. 8,000 69,145
Pan Jit International, Inc. 293,046 841,797
#Pan Ram International Corp. 57,000 120,991
#Pan-International Industrial
Corp. 429,000 703,413
Panion & BF Biotech, Inc. 23,000 47,652
Parade Technologies, Ltd. 44,000 739,625
*Paragon Technologies Co.,
Ltd. 19,000 12,709
#Parpro Corp. 38,000 77,401
*PChome Online, Inc. 124,107 111,211
#PCL Technologies, Inc. 52,961 217,936
P-Duke Technology Co., Ltd. 26,284 86,444
Pegatron Corp. 1,285,261 2,846,606
#Pegavision Corp. 27,113 249,850
PharmaEngine, Inc. 56,000 118,335
PharmaEssentia Corp. 94,107 2,302,586
*Phihong Technology Co., Ltd. 274,000 252,494
#Phison Electronics Corp. 54,000 4,083,889
Phoenix Silicon International
Corp. 94,686 509,987
Phoenix Tours International,
Inc. 22,750 36,435
*Phytohealth Corp. 124,000 55,558
Pixart Imaging, Inc. 97,000 614,919
Planet Technology Corp. 26,000 102,447
Podak Co., Ltd. 14,000 20,976
Polytronics Technology Corp.,
Class A 16,470 21,196
Posiflex Technology, Inc. 24,698 140,481
Power Wind Health Industry,
Inc. 27,809 125,481
*Powerchip Semiconductor
Manufacturing Corp. 2,277,000 5,028,646
Powertech Technology, Inc. 524,900 4,236,562
Powertip Technology Corp. 92,728 35,211
#Poya International Co., Ltd. 44,254 556,866
#President Chain Store Corp. 412,768 2,800,317
President Securities Corp. 647,950 605,330
Primax Electronics, Ltd. 278,000 695,221
Prince Housing &
Development Corp. 608,000 162,867
*Princeton Technology Corp.,
Class F 82,000 40,779
Pro Hawk Corp. 13,000 71,671
Prolific Technology, Inc. 26,000 19,581
#Promate Electronic Co., Ltd. 107,997 150,482
PSS Co., Ltd., Class F 17,000 75,898
Qisda Corp. 834,657 668,362
QST International Corp. 52,089 72,498
#Qualipoly Chemical Corp. 43,547 213,791
Quang Viet Enterprise Co.,
Ltd. 35,410 76,964
#Quanta Computer, Inc. 744,007 6,619,700
#Quanta Storage, Inc. 124,000 417,668
Quaser Machine Tools, Inc.,
Class A 3,000 5,472

222
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
*Quintain Steel Co., Ltd. 177,301 $ 50,875
Radiant Opto-Electronics Corp. 198,000 767,588
*Radium Life Tech Co., Ltd. 532,706 181,970
Rafael Microelectronics, Inc. 9,619 45,084
#Raydium Semiconductor
Corp. 41,000 301,605
#Realtek Semiconductor Corp. 188,098 2,889,907
#Rechi Precision Co., Ltd. 220,185 178,065
Rexon Industrial Corp., Ltd. 51,000 43,027
Rich Development Co., Ltd. 352,068 88,604
*Right WAY Industrial Co., Ltd. 56,000 22,243
#RiTdisplay Corp. 66,804 89,157
*Ritek Corp. 641,093 277,053
Rodex Fasteners Corp. 11,000 10,504
Ruentex Development Co.,
Ltd. 735,516 673,113
Ruentex Engineering &
Construction Co. 55,120 293,378
Run Long Construction Co.,
Ltd. 282,420 281,343
#Sakura Development Co.,
Ltd. 154,987 233,441
Sampo Corp. 203,200 155,612
#San Fang Chemical Industry
Co., Ltd. 103,648 103,911
San Fu Chemical Co., Ltd. 15,000 59,342
San Lien Technology Corp.,
Ltd. 9,000 23,851
San Shing Fastech Corp.,
Class A 35,565 68,033
Sanyang Motor Co., Ltd. 374,900 712,393
Savior Lifetec Corp. 206,659 135,934
SCI Pharmtech, Inc. 36,968 60,967
#ScinoPharm Taiwan, Ltd. 156,000 122,192
#SciVision Biotech, Inc. 23,000 57,372
SDI Corp. 97,000 273,708
Sea & Land Integrated Corp. 23,400 13,310
Sea Sonic Electronics Co., Ltd. 15,000 30,887
Senao International Co., Ltd. 39,000 35,877
Senao Networks, Inc. 19,467 83,510
Sensortek Technology Corp. 10,000 58,468
Sercomm Corp. 256,000 698,773
Sesoda Corp. 128,565 136,450
#Shanghai Commercial &
Savings Bank, Ltd. (The) 1,660,289 2,083,934
Shan-Loong Transportation
Co., Ltd., Class A 60,000 26,120
Sharehope Medicine Co., Ltd. 56,298 42,666
#ShenMao Technology, Inc. 69,922 249,960
Shieh Yih Machinery Industry
Co., Ltd. 42,000 49,113
#Shih Her Technologies, Inc. 24,466 139,550
*Shih Wei Navigation Co., Ltd. 327,807 184,893
*Shihlin Development Co., Ltd. 59,000 21,466
#Shihlin Electric & Engineering
Corp. 139,000 1,011,471
*Shihlin Paper Corp. 15,000 27,121
Shin Hsiung Natural Gas Co.,
Ltd. 32,039 42,607
Shares Value
TAIWAN — (Continued)
#Shin Ruenn Development
Co., Ltd. 75,785 $ 112,943
#Shin Zu Shing Co., Ltd. 103,434 690,217
#Shinfox Energy Co., Ltd. 51,958 78,506
*Shining Building Business
Co., Ltd. 301,439 86,208
Shinkong Insurance Co., Ltd. 101,000 361,058
Shinkong Synthetic Fibers
Corp. 804,000 381,945
Shiny Brands Group Co., Ltd. 13,200 43,832
Shiny Chemical Industrial Co.,
Ltd. 55,998 254,455
*Shun On Electronic Co., Ltd. 13,000 9,274
*Shuttle, Inc. 249,000 128,970
*Sigurd Microelectronics Corp. 394,770 1,630,763
Silergy Corp. 171,000 1,524,166
*Silicon Optronics, Inc. 12,000 25,205
Silicon Power Computer &
Communications, Inc. 23,000 37,785
Simplo Technology Co., Ltd. 104,600 1,148,373
Sinbon Electronics Co., Ltd. 123,616 917,202
Sincere Navigation Corp. 321,868 299,162
Single Well Industrial Corp. 13,500 10,017
Sinmag Equipment Corp. 27,196 111,912
*Sino Tactful Co., Ltd. 13,000 9,315
Sino-American Silicon
Products, Inc. 382,000 1,456,625
Sinon Corp. 367,000 529,450
SinoPac Financial Holdings
Co., Ltd. 4,954,866 4,502,992
Sinopower Semiconductor, Inc. 6,600 29,256
Sinphar Pharmaceutical Co.,
Ltd. 100,013 98,678
Sinyi Realty, Inc. 142,077 99,097
Sitronix Technology Corp. 65,000 403,797
Siward Crystal Technology
Co., Ltd. 94,000 83,635
Sixxon Tech Co., Ltd. 8,000 36,733
Solar Applied Materials
Technology Corp. 371,037 753,393
Solteam, Inc. 37,265 59,207
#Song Shang Electronics Co.,
Ltd. 45,000 30,315
Sonix Technology Co., Ltd. 72,000 83,623
Southeast Cement Co., Ltd. 119,000 61,447
Speed Tech Corp. 60,000 69,590
Sporton International, Inc. 53,694 298,584
Sports Gear Co., Ltd. 44,000 141,913
St. Shine Optical Co., Ltd. 32,000 114,903
Standard Chemical &
Pharmaceutical Co., Ltd. 60,330 117,133
#Standard Foods Corp. 272,002 250,653
Stark Technology, Inc. 42,800 187,684
*Starlux Airlines Co., Ltd. 144,000 105,014
#S-Tech Corp. 106,507 83,933
#Sun Max Tech, Ltd. 43,990 93,096
*Sun Yad Construction Co.,
Ltd. 339,667 150,028
Sunfun Info Co., Ltd. 80,900 76,350

223
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Sunjuice Holdings Co., Ltd. 8,410 $ 41,957
*Sunko INK Co., Ltd. 90,000 49,905
#SunMax Biotechnology Co.,
Ltd. 22,000 270,893
Sunny Friend Environmental
Technology Co., Ltd. 48,608 118,778
Sunonwealth Electric Machine
Industry Co., Ltd. 133,000 604,353
Sunplus Innovation
Technology, Inc. 26,694 102,212
#*Sunplus Technology Co.,
Ltd. 319,000 223,006
Sunrex Technology Corp. 81,581 97,472
Sunspring Metal Corp. 59,000 41,433
#Superalloy Industrial Co., Ltd. 87,000 127,169
Superior Plating Technology
Co., Ltd. 6,613 12,902
#Supreme Electronics Co., Ltd. 500,285 1,344,903
#Swancor Holding Co., Ltd. 39,000 144,376
Sweeten Real Estate
Development Co., Ltd. 84,203 68,764
#Symtek Automation Asia Co.,
Ltd. 28,092 131,221
#Syncmold Enterprise Corp. 68,750 148,554
#Synmosa Biopharma Corp. 257,813 265,432
Synnex Technology
International Corp. 558,810 1,163,078
Syn-Tech Chem & Pharm Co.,
Ltd. 4,000 9,152
Syscom Computer Engineering
Co. 19,000 33,750
Systex Corp. 118,000 434,954
#TA Chen Stainless Pipe 1,104,400 1,379,184
#Ta Liang Technology Co.,
Ltd. 14,000 96,314
Ta Ya Electric Wire & Cable 767,944 1,013,920
TAI Roun Products Co., Ltd. 18,000 7,321
TA-I Technology Co., Ltd. 54,064 112,698
Tai Tung Communication Co.,
Ltd. 76,789 50,387
Taichung Commercial Bank
Co., Ltd. 1,835,791 1,166,693
TaiDoc Technology Corp. 40,323 172,337
#Taiflex Scientific Co., Ltd. 204,680 571,699
#Taimide Tech, Inc. 66,252 131,788
Tainan Enterprises Co., Ltd. 65,000 53,392
Tainan Spinning Co., Ltd. 771,171 333,267
*Tainergy Tech Co., Ltd. 80,000 39,403
Tai-Saw Technology Co., Ltd. 53,000 50,693
TaiSol Electronics Co., Ltd. 40,000 64,697
Taisun Enterprise Co., Ltd. 155,000 89,887
Taita Chemical Co., Ltd. 147,351 57,124
#TAI-TECH Advanced
Electronics Co., Ltd. 36,000 177,884
Taiwan Business Bank 3,539,585 1,732,113
#Taiwan Chinsan Electronic
Industrial Co., Ltd. 46,684 87,672
Taiwan Cogeneration Corp. 262,686 360,181
Shares Value
TAIWAN — (Continued)
Taiwan Cooperative Financial
Holding Co., Ltd. 1,944,393 $ 1,455,051
Taiwan Environment Scientific
Co., Ltd. 12,240 7,332
Taiwan FamilyMart Co., Ltd. 29,000 175,087
Taiwan Fertilizer Co., Ltd. 465,000 685,605
*Taiwan Fire & Marine
Insurance Co., Ltd. 109,928 171,162
Taiwan Fructose Co., Ltd. 60,200 35,581
Taiwan FU Hsing Industrial
Co., Ltd. 69,600 106,048
#*Taiwan Glass Industry Corp. 831,671 1,275,123
Taiwan High Speed Rail Corp. 567,000 492,769
#Taiwan Hon Chuan
Enterprise Co., Ltd. 199,766 761,739
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 114,577 128,521
*Taiwan IC Packaging Corp. 54,000 36,549
*<Taiwan Land Development
Corp. 371,640 5,934
Taiwan Line Tek Electronic 52,000 40,400
*Taiwan Mask Corp. 124,000 153,670
#*Taiwan Mobile Co., Ltd. 889,800 2,982,965
Taiwan Navigation Co., Ltd. 145,000 143,526
Taiwan Paiho, Ltd. 200,892 319,180
Taiwan PCB Techvest Co.,
Ltd. 176,800 198,879
Taiwan Sakura Corp. 72,512 191,706
Taiwan Sanyo Electric Co.,
Ltd. 55,750 60,941
Taiwan Secom Co., Ltd. 161,330 545,969
Taiwan Semiconductor Co.,
Ltd. 159,000 321,335
Taiwan Semiconductor
Manufacturing Co., Ltd. 2,078,465 117,231,502
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 294,689 97,412,396
*Taiwan Styrene Monomer 281,832 79,794
#Taiwan Surface Mounting
Technology Corp. 202,867 594,355
Taiwan Takisawa Technology
Co., Ltd. 14,000 18,751
Taiwan Taxi Co., Ltd. 23,800 94,913
#*Taiwan TEA Corp. 392,704 162,847
#Taiwan Union Technology
Corp. 152,000 2,429,488
*Taiwan-Asia Semiconductor
Corp. 241,005 196,051
Taiyen Biotech Co., Ltd. 74,000 74,306
#Tatung Co., Ltd. 1,006,200 1,243,762
#*TBI Motion Technology Co.,
Ltd. 83,000 126,201
TCC Group Holdings Co., Ltd. 3,086,215 2,589,008
TCI Co., Ltd. 71,218 342,851
Te Chang Construction Co.,
Ltd. 42,000 89,952
#Teco Electric and Machinery
Co., Ltd. 613,000 1,593,371

224
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Tehmag Foods Corp. 15,650 $ 138,746
Test Research, Inc. 117,532 672,252
Test Rite International Co., Ltd. 119,389 76,823
*Thermaltake Technology Co.,
Ltd. 39,294 39,269
#Thinking Electronic Industrial
Co., Ltd. 37,000 196,346
Thye Ming Industrial Co., Ltd. 38,068 85,281
Tofu Restaurant Co., Ltd. 10,720 70,172
Ton Yi Industrial Corp. 434,200 246,971
Tong Hsing Electronic
Industries, Ltd. 127,544 569,429
#Tong Yang Industry Co., Ltd. 464,040 1,614,629
#*Tong-Tai Machine & Tool
Co., Ltd. 182,159 193,909
Top Union Electronics Corp. 22,002 20,415
Topco Scientific Co., Ltd. 81,677 838,312
Topco Technologies Corp. 25,000 49,492
#Topkey Corp. 56,000 281,157
Topoint Technology Co., Ltd. 63,997 416,885
Toung Loong Textile
Manufacturing 43,800 23,591
Trade-Van Information
Services Co. 5,000 15,094
Transcend Information, Inc. 91,483 774,713
Transcom, Inc. 23,118 100,641
Triocean Industrial Corp. Co.,
Ltd. 19,000 52,466
Tripod Technology Corp. 253,970 3,022,300
#Trusval Technology Co., Ltd. 31,173 240,707
TS Financial Holding Co., Ltd. 11,094,392 8,002,628
*TS Financial Holding Co., Ltd. 1,343,807 397,548
Tsang Yow Industrial Co., Ltd. 31,000 23,395
Tsann Kuen Enterprise Co.,
Ltd. 30,987 22,302
TSC Auto ID Technology Co.,
Ltd. 16,089 99,182
#*TSEC Corp. 303,139 375,673
TSRC Corp. 387,717 187,883
TTET Union Corp. 30,000 139,180
TTFB Co., Ltd. 15,833 87,039
TTY Biopharm Co., Ltd. 82,267 222,986
*Tul Corp. 18,000 34,490
Tung Ho Steel Enterprise
Corp. 316,510 697,992
Tung Ho Textile Co., Ltd. 15,300 9,602
Tung Thih Electronic Co., Ltd. 38,824 69,580
#TURVO International Co.,
Ltd. 18,135 166,828
#TXC Corp. 188,411 517,277
#TYC Brother Industrial Co.,
Ltd. 121,000 189,555
*Tycoons Group Enterprise 181,949 52,902
Tyntek Corp. 141,167 87,248
TZE Shin International Co, Ltd. 67,000 32,042
U-BEST Innovative
Technology Co., Ltd. 71,000 38,128
UDE Corp. 36,000 124,690
Ultra Chip, Inc. 37,000 55,964
Shares Value
TAIWAN — (Continued)
U-Ming Marine Transport Corp. 404,000 $ 798,500
Unic Technology Corp. 49,000 45,777
Unimicron Technology Corp. 863,475 10,385,297
Union Bank Of Taiwan 1,138,593 676,571
Union Insurance Co., Ltd. 47,000 42,863
*Uniplus Electronics Co., Ltd. 48,000 42,555
#Uni-President Enterprises
Corp. 1,884,947 4,294,589
Unitech Computer Co., Ltd. 20,000 25,961
#Unitech Printed Circuit Board
Corp. 1,974,745 3,250,454
#United Alloy-Tech Co. 75,000 142,993
United Integrated Services
Co., Ltd. 103,000 2,971,846
#United Microelectronics Corp. 3,157,453 6,260,727
#United Microelectronics
Corp., Sponsored ADR 15,400 156,772
United Orthopedic Corp. 50,924 173,145
United Radiant Technology 28,000 21,888
*United Recommend
International Co., Ltd. 21,255 20,904
*United Renewable Energy
Co., Ltd. 956,808 340,523
Univacco Technology, Inc. 32,000 46,266
Universal Cement Corp. 309,998 292,070
Universal Microwave
Technology, Inc. 9,000 313,155
Universal Vision Biotechnology
Co., Ltd. 37,468 170,255
*UPC Technology Corp. 528,181 187,138
UPI Semiconductor Corp. 33,000 212,869
Userjoy Technology Co., Ltd. 21,424 50,922
#USI Corp. 521,861 199,823
*Usun Technology Co., Ltd. 15,000 23,737
Utechzone Co., Ltd. 30,000 102,002
#UVAT Technology Co., Ltd. 12,000 25,396
Value Valves Co., Ltd. 12,000 31,154
#Vanguard International
Semiconductor Corp. 558,857 2,548,331
Ve Wong Corp. 8,000 10,003
Ventec International Group
Co., Ltd. 28,000 79,898
VIA Labs, Inc. 11,000 27,334
#Via Technologies, Inc. 172,000 283,661
#Viking Tech Corp. 31,000 56,247
Visco Vision, Inc. 27,000 145,853
#VisEra Technologies Co., Ltd. 54,000 489,037
#Visual Photonics Epitaxy Co.,
Ltd. 182,475 974,128
Vizionfocus, Inc. 20,000 111,217
Voltronic Power Technology
Corp. 24,543 665,242
#*Wafer Works Corp. 478,493 561,815
Waffer Technology Corp. 72,974 133,797
Wah Hong Industrial Corp. 30,000 39,561
Wah Lee Industrial Corp. 111,580 441,427
Walsin Lihwa Corp. 1,774,803 2,453,255
#Walton Advanced
Engineering, Inc. 143,000 360,340

225
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Wan Hai Lines, Ltd. 287,000 $ 670,305
*We & Win Development Co.,
Ltd. 143,000 47,485
We&Win Diversification Co.,
Ltd. 70,652 48,605
*WEI Chih Steel Industrial Co.,
Ltd. 90,000 57,483
Wei Chuan Foods Corp. 194,000 90,003
#Weikeng Industrial Co., Ltd. 470,076 460,068
Well Shin Technology Co., Ltd. 53,000 86,228
Welldone Co. 40,000 62,027
WELLELL, Inc. 39,000 28,627
#Weltrend Semiconductor 92,000 152,602
*Wha Yu Industrial Co., Ltd. 64,000 29,488
#Wholetech System Hitech,
Ltd. 29,000 121,179
Win Semiconductors Corp. 298,868 2,227,027
*Winbond Electronics Corp. 1,729,950 7,063,825
Winmate, Inc. 9,000 41,468
Winstek Semiconductor Co.,
Ltd. 30,000 132,984
*<Wintek Corp. 312,087 –
WinWay Technology Co., Ltd. 12,000 1,489,037
Wisdom Marine Lines Co., Ltd. 445,070 999,887
#Wiselink Co., Ltd. 44,802 279,746
#Wistron Corp. 1,260,506 5,227,074
#WITS Corp. 27,791 107,738
Wiwynn Corp. 43,000 4,884,811
WNC Corp. 259,286 1,524,242
#Wonderful Hi-Tech Co., Ltd. 106,000 159,320
Wowprime Corp. 60,075 406,609
WPG Holdings, Ltd. 623,756 1,274,468
WT Microelectronics Co., Ltd. 370,610 1,837,152
XAC Automation Corp. 18,000 14,471
#XinTec, Inc. 103,000 546,584
#Xxentria Technology
Materials Corp. 95,000 115,014
Ya Horng Electronic Co., Ltd. 8,000 13,855
Yageo Corp. 571,364 5,038,243
Yankey Engineering Co., Ltd. 37,569 707,926
#*YC INOX Co., Ltd. 319,982 229,285
YCC Parts Manufacturing Co.,
Ltd. 14,000 18,996
Yea Shin International
Development Co., Ltd. 190,135 148,628
*Yeh-Chiang Technology Corp. 10,000 8,834
#Yem Chio Co., Ltd. 288,660 123,829
Yen Sun Technology Corp. 23,000 36,981
*Yeong Guan Energy
Technology Group Co., Ltd. 71,486 38,844
YFC-Boneagle Electric Co.,
Ltd. 46,918 42,043
YFY, Inc. 497,000 394,820
*Yieh Phui Enterprise Co., Ltd. 744,626 367,936
Yonyu Plastics Co., Ltd., Class
A 36,400 21,687
*Young Optics, Inc. 18,000 31,001
Youngtek Electronics Corp. 57,120 129,414
Shares Value
TAIWAN — (Continued)
Yuanta Financial Holding Co.,
Ltd. 3,057,183 $ 4,182,133
Yuanta Futures Co., Ltd. 75,056 223,952
Yuen Foong Yu Consumer
Products Co., Ltd. 37,000 45,148
Yulon Motor Co., Ltd. 404,919 399,515
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 25,000 60,454
Yungshin Construction &
Development Co., Ltd. 58,000 109,291
#YungShin Global Holding
Corp. 110,950 196,375
Yusin Holding Corp. 16,608 36,414
#Zeng Hsing Industrial Co.,
Ltd. 39,461 120,628
#Zenitron Corp. 103,000 150,556
#Zero One Technology Co.,
Ltd. 72,211 255,848
Zhen Ding Technology
Holding, Ltd. 353,050 2,193,240
*Zhong Yang Technology Co.,
Ltd. 36,000 42,326
*Zig Sheng Industrial Co., Ltd. 230,543 64,980
ZillTek Technology Corp. 22,000 128,630
*Zinwell Corp. 153,000 199,333
Zippy Technology Corp. 67,000 107,089
#Zyxel Group Corp. 248,906 288,294
TOTAL TAIWAN 777,728,814
THAILAND — (0.3%)
AAPICO Hitech PCL, Class F 102,190 42,221
*Absolute Clean Energy PCL,
Class F 1,497,400 61,390
Advanced Info Service PCL
- NVDR 13,500 149,738
Advanced Info Service PCL,
Class F 95,800 1,062,584
Advanced Information
Technology PCL, Class F 676,050 106,999
#Airports of Thailand PCL
- NVDR 47,600 76,018
Airports of Thailand PCL,
Class F 212,600 339,525
Allianz Ayudhya Capital PCL,
Class F 3,900 4,493
#Amata Corp. PCL - NVDR 81,700 40,506
Amata Corp. PCL, Class F 331,000 164,106
*Ananda Development PCL,
Class F 1,923,900 25,069
#AP Thailand PCL 1,199,504 345,003
AP Thailand PCL - NVDR 516,100 148,441
Asia Plus Group Holdings PCL
- NVDR 7,200 481
Asia Plus Group Holdings
PCL, Class F 988,400 65,967
Asian Alliance International
PCL, Class F 207,700 27,856
Asian Insulators PCL 104,160 9,931
Asian Sea Corp. PCL, Class F 73,800 17,474

226
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Asset World Corp. PCL, Class
F 3,504,400 $ 242,796
*Assetwise PCL, Class F 225,100 43,282
B Grimm Power PCL - NVDR,
Class R 170,500 69,360
B Grimm Power PCL, Class F 153,400 62,403
#Bangchak Corp. PCL - NVDR 268,400 258,036
Bangchak Corp. PCL, Class F 397,530 382,180
Bangkok Airways PCL 342,200 166,396
Bangkok Aviation Fuel
Services PCL, Class F 66,700 18,336
Bangkok Bank PCL - NVDR 89,600 449,922
Bangkok Bank PCL, Class F 246,600 1,238,290
Bangkok Chain Hospital PCL,
Class F 279,275 89,645
Bangkok Dusit Medical
Services PCL - NVDR 369,800 236,230
Bangkok Dusit Medical
Services PCL, Class F 947,400 605,204
#Bangkok Expressway &
Metro PCL - NVDR, Class R 406,100 67,759
#Bangkok Expressway &
Metro PCL, Class F 2,226,402 371,480
Bangkok Land PCL - NVDR 232,200 3,321
Bangkok Land PCL, Class F 9,098,951 130,130
Banpu PCL - NVDR 3,393,150 576,938
Banpu PCL, Class F 470,200 79,948
BCPG PCL 246,000 55,509
BEC World PCL 514,500 30,087
#Berli Jucker PCL, Class F 514,200 236,958
Betagro PCL, Class A 387,600 209,414
*Better World Green PCL 190,700 1,576
BKI Holdings PCL 25,300 242,024
*BTS Group Holdings PCL 5,294,099 366,793
#*BTS Group Holdings PCL
- NVDR 264,800 18,346
Bumrungrad Hospital PCL
- NVDR 36,000 191,642
Bumrungrad Hospital PCL,
Class F 95,200 506,785
#Cal-Comp Electronics
Thailand PCL 2,296,544 348,879
Carabao Group PCL, Class F 168,300 231,336
Central Pattana PCL, Class F 239,400 439,388
Central Plaza Hotel PCL,
Class F 104,600 117,183
Central Retail Corp. PCL -
NVDR, Class R 55,100 34,498
Central Retail Corp. PCL,
Class F 321,191 201,095
CH Karnchang PCL, Class F 657,500 261,203
Charoen Pokphand Foods
PCL - NVDR 329,900 217,033
Charoen Pokphand Foods
PCL, Class F 190,700 125,456
#Chularat Hospital PCL 2,299,300 114,728
CK Power PCL, Class F 742,000 53,766
Com7 PCL, Class F 388,400 270,331
CP ALL PCL - NVDR 245,400 339,263
Shares Value
THAILAND — (Continued)
CP ALL PCL, Class F 103,700 $ 143,364
#CP AXTRA PCL, Class F 371,686 174,828
Delta Electronics Thailand PCL 278,400 1,813,825
Dhipaya Group Holdings PCL,
Class F 254,000 163,064
Diamond Building Products
PCL 147,000 23,593
Dohome PCL, Class F 395,100 44,200
Don Muang Tollway PCL,
Class F 161,500 54,407
Dynasty Ceramic PCL, Class F 1,847,601 71,637
Eastern Polymer Group PCL 292,600 29,943
Eastern Water Resources
Development and
Management PCL, Class F 247,100 15,078
Ekachai Medical Care PCL 203,779 32,252
Electricity Generating PCL 57,000 212,856
#*Energy Absolute PCL 3,441,800 299,715
*Energy Absolute PCL - NVDR 144,800 12,609
Erawan Group PCL (The) 1,152,400 93,027
Exotic Food PCL, Class F 40,500 18,149
#*Forth Corp. PCL 156,500 28,848
Forth Smart Service PCL,
Class F 468,500 92,315
GFPT PCL 272,100 82,585
Global Green Chemicals PCL,
Class F 39,400 3,982
Global Power Synergy PCL,
Class F 71,528 80,701
*Gulf Development PCL -
NVDR, Class R 46,956 69,766
*Gulf Development PCL, Class
F 164,964 245,100
Gunkul Engineering PCL 2,574,440 148,911
Haad Thip PCL, Class F 166,500 79,903
#Hana Microelectronics PCL
- NVDR 98,700 54,894
Hana Microelectronics PCL,
Class F 324,500 180,478
#Home Product Center PCL 2,284,757 515,550
Ichitan Group PCL, Class F 291,400 128,729
Index Livingmall PCL, Class F 105,400 44,552
Indorama Ventures PCL,
Class F 525,200 340,508
#IRPC PCL 7,123,200 262,606
I-TAIL Corp. PCL, Class F 71,600 39,139
#*Italian-Thai Development
PCL, Class F 2,955,243 20,663
#*Jasmine Technology
Solution PCL, Class A 71,100 120,891
Karmarts PCL, Class F 471,683 132,668
Kasikornbank PCL 34,400 205,536
Kasikornbank PCL - NVDR 32,000 191,197
#KCE Electronics PCL, Class
F 398,600 238,159
KGI Securities Thailand PCL,
Class F 1,067,700 139,804
Khon Kaen Sugar Industry
PCL, Class F 1,452,684 56,787

227
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Kiatnakin Phatra Bank PCL,
Class F 112,300 $ 256,971
Klinique Medical Clinic PCL
(The), Class F 54,000 39,472
Krung Thai Bank PCL, Class F 537,775 482,827
Ladprao General Hospital PCL 51,300 6,032
Lalin Property PCL, Class F 260,500 39,077
Lam Soon Thailand PCL,
Class F 77,800 11,671
Land & Houses PCL - NVDR 504,000 62,469
Land & Houses PCL, Class F 2,273,900 281,844
Lanna Resources PCL 156,700 77,690
LH Financial Group PCL,
Class F 3,549,479 110,551
LPN Development PCL 882,200 44,019
Major Cineplex Group PCL 329,500 69,115
MBK PCL 334,108 191,131
MC Group PCL, Class F 237,000 87,373
MCS Steel PCL 245,700 66,764
Mega Lifesciences PCL 226,000 258,573
Minor International PCL
- NVDR 157,600 114,700
Minor International PCL, Class
F 632,992 460,687
MK Restaurants Group PCL,
Class F 161,700 96,614
*Mono Next PCL, Class F 654,000 23,695
Moshi Moshi Retail Corp. PLC,
Class F 75,400 83,272
Namyong Terminal PCL 371,200 37,279
Netbay PCL, Class F 58,500 40,345
Northeast Rubber PCL, Class
F 1,020,500 155,029
NSL Foods PCL, Class F 59,100 43,388
Origin Property PCL, Class F 276,400 15,109
Osotspa PCL, Class F 569,200 320,192
#Plan B Media PCL, Class F 1,105,664 127,908
Polyplex Thailand PCL, Class
A 211,300 54,395
Praram 9 Hospital PCL, Class
F 86,300 52,112
Precious Shipping PCL, Class
F 714,400 144,174
Premier Marketing PCL 128,800 49,121
#Prima Marine PCL - NVDR,
Class R 126,500 28,745
Prima Marine PCL, Class R 755,300 171,632
Principal Capital PCL, Class F 136,700 7,386
*Property Perfect PCL 5,639,224 8,961
Pruksa Holding PCL 473,500 54,174
*PSG Corp. PCL, Class F 138,411 10,117
PTG Energy PCL, Class F 769,900 184,737
#PTT Exploration & Production
PCL - NVDR 110,600 430,590
PTT Exploration & Production
PCL, Class F 278,385 1,083,813
#PTT Global Chemical PCL
- NVDR 45,700 35,874
Shares Value
THAILAND — (Continued)
PTT Global Chemical PCL,
Class F 585,845 $ 459,888
PTT Oil & Retail Business
PCL, Class F 342,300 147,951
PTT PCL 494,540 534,383
PTT PCL - NVDR 986,900 1,066,410
#Quality Houses PCL, Class F 4,560,609 186,976
Rajthanee Hospital PCL 74,800 30,429
Ratch Group PCL, Class F 289,000 284,729
Ratchaphruek Hospital PCL 297,100 46,267
Regional Container Lines PCL,
Class F 148,100 129,437
Rojana Industrial Park PCL,
Class F 643,990 94,148
S Hotels & Resorts PCL, Class
F 860,500 45,671
Sabina PCL 101,600 51,664
Samart Corp. PCL 351,601 65,929
#Sansiri PCL 4,896,033 213,175
Sansiri PCL - NVDR 7,107,600 309,468
Sappe PCL, Class F 102,566 107,570
SC Asset Corp. PCL 1,201,062 65,273
SCB X PCL 84,200 362,597
*<SCG Ceramics PCL 386,900 2,336
SCG Packaging PCL - NVDR 118,500 75,322
SCG Packaging PCL, Class F 418,800 266,200
Sena Development PCL 340,100 18,267
Sermsang Power Corp. Co.,
Ltd., Class R 181,669 17,898
Siam Cement PCL (The) 121,100 792,836
Siam Cement PCL (The)
- NVDR 38,700 253,367
Siam Global House PCL 265,211 58,158
Siam Wellness Group PCL,
Class F 437,925 41,753
Siamgas & Petrochemicals
PCL 488,800 113,404
Sikarin PCL, Class F 251,000 57,834
Singha Estate PCL 594,700 9,072
SiS Distribution Thailand PCL,
Class F 77,600 49,818
SISB PCL, Class F 245,600 81,177
*SKY ICT PCL, Class F 23,900 8,052
*SNC Former PCL, Class F 105,200 19,893
SPCG PCL 299,400 91,347
Sri Trang Agro-Industry PCL
- NVDR 215,460 87,649
#Sri Trang Agro-Industry PCL,
Class F 463,120 188,398
#Sri Trang Gloves Thailand
PCL, Class F 809,600 230,285
Srinanaporn Marketing PCL,
Class F 265,300 60,286
Srithai Superware PCL, Class
F 333,400 11,020
Srivichai Vejvivat PCL 109,300 28,484
Star Petroleum Refining PCL 660,800 141,758
*Stella X PCL 3,925,400 22,456
*STP&I PCL 749,628 109,115

228
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
#Supalai PCL 624,775 $ 361,383
Supalai PCL - NVDR 179,800 104,000
*Super Energy Corp. PCL,
Class F 11,554,700 40,395
Susco PCL, Class F 526,100 36,784
SVI PCL 217,200 50,736
TAC Consumer PCL 341,400 59,133
Taokaenoi Food & Marketing
PCL, Class F 356,700 46,026
*Tata Steel Thailand PCL,
Class F 754,700 17,989
Thai Coconut PCL, Class F 315,200 54,595
Thai Life Insurance PCL 521,400 197,192
Thai Oil PCL 551,077 748,722
Thai Oil PCL - NVDR 113,186 153,780
#Thai Union Group PCL
- NVDR 362,100 135,795
Thai Union Group PCL, Class
F 929,740 348,671
Thai Vegetable Oil PCL, Class
F 244,360 181,726
*Thaicom PCL 341,500 99,850
#Thaifoods Group PCL, Class
F 922,974 139,627
*Thonburi Healthcare Group
PCL, Class F 272,580 74,502
Thoresen Thai Agencies PCL,
Class F 927,451 124,387
Tipco Asphalt PCL, Class F 271,319 121,583
Tisco Financial Group PCL,
Class F 122,200 436,914
TKS Technologies PCL 242,900 47,862
#TMBThanachart Bank PCL 4,264,006 273,742
*TMT Steel PCL, Class F 187,600 16,217
TOA Paint Thailand PCL 394,300 181,705
#TPI Polene PCL, Class F 3,869,357 89,771
TPI Polene Power PCL 1,461,600 85,006
TQM Alpha PCL, Class F 97,000 36,993
Triple i Logistics PCL 204,000 25,156
True Corp. PCL, Class F 2,171,861 800,686
TTW PCL 579,300 169,381
Union Auction PCL, Class F 166,600 27,533
Unique Engineering &
Construction PCL 326,045 29,014
United Paper PCL, Class R 225,000 53,989
Univanich Palm Oil PCL, Class
F 551,100 224,188
Vanachai Group PCL, Class F 244,900 13,154
WHA Corp. PCL, Class F 1,952,200 214,671
WHA Utilities and Power PCL 246,500 35,724
TOTAL THAILAND 37,915,930
TURKEY — (0.2%)
Agesa Hayat ve Emeklilik A/S 4,841 27,966
Akbank TAS 989,508 2,114,731
Akcansa Cimento A/S 7,178 32,051
*Akenerji Elektrik Uretim A/S – –
Aksa Akrilik Kimya Sanayii A/S 921,795 234,834
*Aksa Enerji Uretim A/S, Class
B 80,778 136,882
Shares Value
TURKEY — (Continued)
#Alarko Holding A/S 14,163 $ 35,170
Albaraka Turk Katilim Bankasi
A/S 114,602 24,347
*Alkim Alkali Kimya A/S 85,731 38,241
Anadolu Anonim Turk Sigorta
Sirketi 272,310 178,942
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 161,808 71,468
Anadolu Hayat Emeklilik A/S 18,436 52,477
#*Arcelik A/S 27,622 72,402
Aselsan Elektronik Sanayi Ve
Ticaret A/S 54,978 383,335
Aygaz A/S 1 3
*Baticim Bati Anadolu Cimento
Sanayii A/S 18 2
*Bera Holding A/S 258,636 107,159
BIM Birlesik Magazalar A/S 65,445 999,151
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 15,959 236,308
Bursa Cimento Fabrikasi A/S 303,385 48,690
Celebi Hava Servisi A/S 471 19,699
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 51,646 14,630
Cimsa Cimento Sanayi VE
Ticaret A/S 28,336 33,520
#Coca-Cola Icecek A/S 384,901 636,304
*Deva Holding A/S 6,923 10,640
Dogan Sirketler Grubu Holding
A/S 1 –
Dogus Otomotiv Servis ve
Ticaret A/S 11,601 61,163
EGE Endustri VE Ticaret A/S 615 104,780
EGE Gubre Sanayii A/S 21,988 47,749
ΩEnerjisa Enerji A/S 62,099 149,492
*Erbosan Erciyas Boru Sanayii
ve Ticaret A/S – –
Eregli Demir ve Celik
Fabrikalari TAS 386,786 250,610
*Fenerbahce Futbol AS 1 –
Ford Otomotiv Sanayi A/S 94,720 247,622
Global Yatirim Holding A/S 778,012 262,782
*Goodyear Lastikleri TAS 1 –
#*Hektas Ticaret TAS 2,036,261 157,311
*Ihlas Holding A/S 1 –
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 57,402 11,495
*Is Finansal Kiralama AS 1 –
Is Yatirim Menkul Degerler A/S 177,841 196,518
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 38,156 34,899
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 468,772 313,216
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 104,136 67,520

229
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class B 1 $ 1
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 48,611 11,099
KOC Holding A/S 131,036 625,767
*Konya Cimento Sanayii A/S 68 7,075
*Kordsa Teknik Tekstil A/S 17,804 21,962
Logo Yazilim Sanayi Ve
Ticaret A/S 48,180 183,005
*Marmara Holding A/S 2 –
Ω#Mavi Giyim Sanayi Ve
Ticaret A/S, Class B 303,288 337,092
#*MIA Teknoloji A/S 40,986 34,887
Migros Ticaret A/S 37,856 554,448
Ω*MLP Saglik Hizmetleri A/S,
Class B 36,911 400,576
*NET Holding A/S 54,626 60,313
Nuh Cimento Sanayi A/S 9,366 51,748
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 91,696 12,207
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 8,319 82,631
#Oyak Cimento Fabrikalari A/S 411,457 261,108
*Pegasus Hava Tasimaciligi
A/S 85,493 400,019
*Peker Gayrimenkul Yatirim
Ortakligi A/S 41,874 9,618
*Petkim Petrokimya Holding
A/S 324,801 137,710
*Polisan Holding A/S – –
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 138,000 58,383
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 123,850 132,244
*Sasa Polyester Sanayi A/S 41,030 2,406
Sekerbank Turk A/S 66,459 13,966
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 72,493 133,927
*Sok Marketler Ticaret A/S 116,098 173,110
*TAV Havalimanlari Holding
A/S 47,360 378,674
*Teknosa Ic Ve Dis Ticaret A/S 42,046 24,633
#Tofas Turk Otomobil
Fabrikasi A/S 31,476 235,930
*Tukas Gida Sanayi ve Ticaret
A/S 674,245 44,957
*Tumosan Motor ve Traktor
Sanayi A/S 6,120 15,901
#*Turk Altin Isletmeleri A/S 151,641 190,369
Turk Hava Yollari AO 189,915 1,327,452
*Turk Telekomunikasyon A/S 141,349 216,123
Turk Traktor ve Ziraat
Makineleri A/S 5,829 79,414
Turkcell Iletisim Hizmetleri A/S 278,506 748,576
Turkiye Garanti Bankasi A/S 61,404 227,729
Turkiye Is Bankasi A/S 1,481,781 567,604
Turkiye Petrol Rafinerileri A/S 171,938 967,764
Turkiye Sigorta A/S 75,788 21,259
Shares Value
TURKEY — (Continued)
Turkiye Sise ve Cam
Fabrikalari A/S 182,890 $ 191,332
#*Turkiye Vakiflar Bankasi
TAO 424,034 355,861
#Ulker Biskuvi Sanayi A/S 135,931 423,179
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 54,863 10,394
#*Vestel Elektronik Sanayi ve
Ticaret A/S 24,303 17,546
*Yapi ve Kredi Bankasi A/S 897,316 847,545
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 1 1
#*Zorlu Enerji Elektrik Uretim
A/S, Class H 435,458 33,041
TOTAL TURKEY 18,044,695
UNITED ARAB EMIRATES — (0.5%)
Abu Dhabi Aviation Co. 48,738 70,068
Abu Dhabi Commercial Bank
PJSC 969,392 4,017,303
Abu Dhabi Islamic Bank PJSC 698,169 4,627,022
Abu Dhabi National Hotels 3,685,854 438,571
Abu Dhabi National Insurance
Co. PSC 23,815 51,810
Abu Dhabi National Oil Co. for
Distribution PJSC 772,693 862,604
*Abu Dhabi Ports Co. PJSC 964,646 1,355,308
ADNOC Drilling Co. PJSC 557,674 809,335
ADNOC Logistics & Services 1,112,912 1,699,981
Agthia Group PJSC 248,684 250,536
Air Arabia PJSC 1,465,501 1,987,174
Ajman Bank PJSC 1,170,921 471,856
Aldar Properties PJSC 920,524 2,403,666
*Alpha Dhabi Holding PJSC 108,812 264,279
Amanat Holdings PJSC 1,284,058 451,019
Americana Restaurants
International PLC - Foreign Co. 123,188 52,326
*Apex Investment Co. PSC 204,045 187,230
*Bank of Sharjah 422,160 145,983
Burjeel Holdings PLC 525,541 180,301
Dana Gas PJSC 3,671,904 933,810
Deyaar Development PJSC 963,133 267,490
Dubai Electricity & Water
Authority PJSC 501,644 412,499
Dubai Financial Market PJSC 1,577,477 713,003
Dubai Investments PJSC 1,627,200 1,772,235
Dubai Islamic Bank PJSC 1,605,196 4,222,072
Emaar Development PJSC 887,955 4,158,530
Emaar Properties PJSC 2,900,530 11,846,473
Emirates Central Cooling
Systems Corp. 1,060,860 508,383
Emirates Driving Co. 118,414 104,464
Emirates Integrated
Telecommunications Co. PJSC 340,088 953,782
Emirates NBD Bank PJSC 652,904 5,528,791
*Emirates Reem Investments
PJSC 32,149 22,584
Emirates Telecommunications
Group Co. PJSC 329,402 1,766,904

230
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
UNITED ARAB EMIRATES — (Continued)
*EMSTEEL Building Materials
PJSC 1,120,401 $ 353,877
Fertiglobe PLC 589,323 434,854
First Abu Dhabi Bank PJSC 553,289 2,802,112
*Ghitha Holding PJSC 34,516 158,452
*Gulf Navigation Holding PJSC 95,328 58,402
*Gulf Pharmaceutical
Industries PSC 218,896 69,138
*Islamic Arab Insurance Co. 70,058 14,784
*Manazel PJSC 760,016 62,703
*Modon Holding PSC 652,471 600,480
National Bank of Ras Al-
Khaimah PSC (The), Class K 38,451 97,786
National Central Cooling Co.
PJSC 359,665 293,792
*National Corp. for Tourism &
Hotels 125,754 56,497
NMDC Group PJSC 51,208 286,669
Palms Sports PrJSC 33,885 76,301
*Presight AI Holding PLC 52,987 48,620
*RAK Properties PJSC 1,089,889 385,786
Ras Al Khaimah Ceramics
PJSC 488,326 337,726
Salik Co. PJSC 382,431 664,346
Sharjah Islamic Bank 359,719 349,665
*SHUAA CAPITAL PSC, Class
A 389,622 24,718
*Space42 PLC 446,283 182,273
Taaleem Holdings PJSC 49,514 56,489
TECOM Group PJSC 284,544 291,311
*Union Properties PJSC 1,593,743 377,536
TOTAL UNITED ARAB
EMIRATES 61,621,709
UNITED KINGDOM — (6.6%)
Admiral Group PLC 87,296 3,294,279
ΩAirtel Africa PLC 674,670 2,955,205
AJ Bell PLC 245,989 1,562,221
Anglo American PLC 192,300 8,993,158
Antofagasta PLC 130,172 6,516,370
Ashtead Group PLC 114,045 7,335,075
Associated British Foods PLC 68,829 1,799,284
AstraZeneca PLC 2,717 507,063
AstraZeneca PLC, Sponsored
ADR 279,376 25,917,711
ΩAutotrader Group PLC 382,272 2,822,202
Aviva PLC 637,113 5,558,663
Babcock International Group
PLC 441,178 8,687,586
BAE Systems PLC 422,582 11,446,995
Balfour Beatty PLC 276,967 2,713,686
Barclays PLC 525,691 3,507,348
Barclays PLC, Sponsored ADR 462,176 12,363,208
Barratt Redrow PLC,
Registered 895,552 4,770,674
Beazley PLC 542,111 8,428,523
Bellway PLC 103,834 3,869,926
Berkeley Group Holdings PLC 62,464 3,531,509
BP PLC 902,647 5,744,894
Shares Value
UNITED KINGDOM — (Continued)
BP PLC, Sponsored ADR 613,696 $ 23,246,804
ΩBridgepoint Group PLC 63,147 235,871
British American Tobacco PLC 179,235 10,763,003
British American Tobacco
PLC, Sponsored ADR 14,298 867,603
BT Group PLC, Registered 3,948,496 10,367,965
Bunzl PLC 99,112 2,785,413
*Burberry Group PLC 240,398 3,625,450
*Canal+ SA 342,182 1,488,503
*Carnival PLC 3,621 107,229
*Carnival PLC, Sponsored
ADR 33,855 1,008,541
Centrica PLC 4,001,414 10,484,953
*Coca-Cola HBC AG 43,120 2,337,272
Compass Group PLC 214,923 6,450,079
Computacenter PLC 56,949 2,600,775
ΩConvatec Group PLC 548,003 1,729,594
Cranswick PLC 34,927 2,521,044
Croda International PLC 47,212 1,767,381
DCC PLC 55,604 3,537,389
Diageo PLC 47,236 1,086,053
#Diageo PLC, Sponsored ADR 27,826 2,582,253
Diploma PLC 66,998 4,891,103
Drax Group PLC 354,185 4,379,135
Dunelm Group PLC 83,259 1,055,690
easyJet PLC 126,121 826,927
Entain PLC 102,075 847,438
Experian PLC 164,243 6,216,050
*Frasers Group PLC 168,671 1,609,796
Fresnillo PLC 120,317 6,112,189
Games Workshop Group PLC 23,052 5,393,446
*Glencore PLC 1,037,636 7,108,802
Grafton Group PLC 118,673 1,522,964
Grainger PLC 6,156 16,388
GSK PLC 76,592 1,972,265
#GSK PLC, Class B, ADR 227,341 11,730,796
Haleon PLC 1,351,962 7,029,468
#Haleon PLC, ADR 13,593 142,319
Halma PLC 70,306 3,419,160
Hikma Pharmaceuticals PLC 74,996 1,573,544
Hiscox, Ltd. 164,923 3,353,998
Hochschild Mining PLC 87,079 807,781
Howden Joinery Group PLC 380,220 4,367,106
HSBC Holdings PLC,
Registered 786,408 13,871,377
#HSBC Holdings PLC,
Sponsored ADR 312,914 27,539,561
IG Group Holdings PLC 104,385 1,936,637
IMI PLC 248,179 9,406,370
Imperial Brands PLC 288,585 12,141,693
Inchcape PLC 304,802 3,415,131
Informa PLC 419,351 5,064,000
InterContinental Hotels Group
PLC 15,419 2,078,481
InterContinental Hotels Group
PLC, Sponsored ADR 13,490 1,851,368
International Workplace Group
PLC 427,492 1,450,140
Intertek Group PLC 69,173 4,237,348

231
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Investec PLC 328,945 $ 2,744,481
Ithaca Energy PLC 21,199 53,410
ITV PLC 1,958,749 2,183,914
J Sainsbury PLC 1,232,286 5,417,980
JD Sports Fashion PLC 1,518,476 1,704,074
JET2 PLC 28,125 477,414
#*John Wood Group PLC 330,419 117,889
Johnson Matthey PLC 68,992 2,234,313
Kingfisher PLC 1,312,418 6,078,261
Legal & General Group PLC 1,361,696 4,953,626
Lion Finance Group PLC 36,822 5,098,376
Lloyds Banking Group PLC 10,706,098 16,006,331
#Lloyds Banking Group PLC,
Sponsored ADR 77,604 463,296
London Stock Exchange
Group PLC, Registered 24,402 2,719,705
Man Group PLC 412,198 1,486,499
Marks & Spencer Group PLC 1,864,012 9,364,439
Melrose Industries PLC 536,330 4,607,229
Mitie Group PLC 810,350 1,863,717
Mondi PLC 244,590 2,866,355
#Mondi PLC 22,065 257,515
Morgan Sindall Group PLC 22,513 1,523,048
National Grid PLC 102,267 1,732,447
National Grid PLC, Sponsored
ADR 44,027 3,754,182
NatWest Group PLC 1,000,889 9,136,324
#NatWest Group PLC, Class
S, ADR 92,999 1,695,372
Next PLC 44,621 8,122,316
Ninety One PLC 135,775 471,010
OSB Group PLC 130,638 1,094,431
Pan African Resources PLC 923,941 1,676,135
Pearson PLC 136,834 1,797,715
#Pearson PLC, Sponsored
ADR 89,400 1,176,504
Pennon Group PLC 189,647 1,422,229
Persimmon PLC 197,973 3,819,659
Phoenix Group Holdings PLC 147,004 1,491,766
Plus500, Ltd. 60,158 3,462,224
Prudential PLC 191,820 3,170,546
#Prudential PLC, Sponsored
ADR 128,706 4,246,011
QinetiQ Group PLC 370,166 2,547,422
*Reckitt Benckiser Group PLC 103,285 8,634,367
RELX PLC 31,192 1,103,895
RELX PLC 60,337 2,159,148
#RELX PLC, Sponsored ADR 120,824 4,325,499
Rentokil Initial PLC 629,183 3,891,328
#Rentokil Initial PLC, ADR 14,956 471,264
Rightmove PLC 615,475 4,175,632
Rio Tinto PLC 33,355 3,084,078
Rio Tinto PLC, Sponsored
ADR 128,354 11,684,065
Rolls-Royce Holdings PLC 1,360,405 22,607,145
Rotork PLC 350,982 1,703,062
RS GROUP PLC 188,640 1,734,371
Sage Group PLC (The) 190,489 2,502,630
Schroders PLC 319,437 1,979,578
Shares Value
UNITED KINGDOM — (Continued)
Serco Group PLC 809,767 $ 3,333,609
Severn Trent PLC 85,410 3,431,730
Shell PLC 443,266 16,995,118
#Shell PLC, ADR 622,951 47,985,915
Smith & Nephew PLC 52,111 888,146
#Smith & Nephew PLC,
Sponsored ADR 57,683 1,969,298
Smiths Group PLC 80,128 2,759,888
Softcat PLC 88,504 1,736,730
Spirax Group PLC 17,739 1,768,472
SSE PLC 287,243 9,546,781
St. James's Place PLC 297,568 6,206,735
Standard Chartered PLC 629,536 16,085,464
Taylor Wimpey PLC 2,215,575 3,245,545
TBC Bank Group PLC 7,626 444,753
Tesco PLC 2,430,020 14,178,701
TP ICAP Group PLC 961,495 3,364,500
Unilever PLC 14,493 985,706
Unilever PLC 17,277 1,171,312
#Unilever PLC, ADR 198,109 13,542,731
United Utilities Group PLC 207,569 3,551,913
*Vistry Group PLC 229,082 2,091,109
Vodafone Group PLC 5,012,381 7,387,232
Weir Group PLC (The) 107,101 4,741,232
Whitbread PLC 105,044 3,926,555
*Wise PLC, Class A 33,741 436,619
WPP PLC 25,290 104,737
#WPP PLC, Sponsored ADR 69,270 1,446,358
TOTAL UNITED KINGDOM 745,708,342
UNITED STATES — (0.1%)
*Flutter Entertainment PLC,
Class DI 3,142 515,884
International Paper Co. 101,551 4,083,055
Royal Gold, Inc. 10,029 2,640,736
*Sunococorp LLC 24,942 1,337,390
TOTAL UNITED STATES 8,577,065
TOTAL COMMON STOCKS 10,781,332,015
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
Alpargatas SA 2.810% 131,769 361,666
Axia Energia 7.130% 28,704 316,945
Banco do Estado do Rio
Grande do Sul SA, Class B
0.480% 237,362 816,512
Banco Pine SA 0.310% 61,740 157,665
Centrais Eletricas de Santa
Catarina SA 1.490% 4,700 125,670
Cia Energetica de Minas
Gerais 7.010% 528,642 1,159,154
Energisa SA 4.000% 209 382
Gerdau SA 2.770% 265,590 1,137,326
Itau Unibanco Holding SA
6.410% 245,119 2,130,231
Klabin SA 8.740% 1 1
Marcopolo SA 14.030% 464,923 572,768
Petroleo Brasileiro SA -
Petrobras 3.120% 1,183,918 8,538,691

232
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Randoncorp SA 0.730% 131,900 $ 162,244
Schulz SA 5.470% 65,200 66,501
Taurus Armas SA 3.410% 69,506 71,556
Track & Field Co. SA 0.180% 5,200 15,494
Unipar Carbocloro SA
19.830% 56,465 678,048
TOTAL BRAZIL 16,310,854
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 1.320% 17,885 95,096
TOTAL CHILE 95,096
COLOMBIA — (0.0%)
Grupo Argos SA 4.720% 21,351 84,833
Grupo Aval Acciones y Valores
SA 2.830% 661,261 161,281
Grupo Cibest SA 5.170% 19,751 406,373
Grupo de Inversiones
Suramericana SA 2.880% 29,515 419,053
TOTAL COLOMBIA 1,071,540
GERMANY — (0.2%)
Bayerische Motoren Werke AG
4.940% 12,946 1,346,071
Ω#Dr. Ing. h.c. F. Porsche AG
1.980% 24,090 1,181,028
Draegerwerk AG & Co. KGaA
2.280% 5,317 562,328
Einhell Germany AG, Class P
1.700% 3,746 392,167
FUCHS SE 3.200% 47,530 2,067,259
Henkel AG & Co. KGaA
2.750% 38,765 3,420,034
Jungheinrich AG 2.200% 38,860 1,682,771
Porsche Automobil Holding SE
5.270% 84,701 3,651,722
#Sartorius AG 0.310% 4,136 1,160,233
Sixt SE, Class A 5.090% 12,417 788,822
STO SE & Co. KGaA 0.260% 1,263 178,201
Villeroy & Boch AG, Class P
5.000% 6,080 130,196
Volkswagen AG, Class A
6.200% 74,618 9,112,206
TOTAL GERMANY 25,673,038
TOTAL PREFERRED
STOCKS 43,150,528
Shares Value
GERMANY — (Continued)
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
02/11/26 5,750 $ 7,823
*Banco BMG SA 03/02/26 13,006 1,987
TOTAL BRAZIL 9,810
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 1,839 –
TOTAL CANADA –
CHINA — (0.0%)
*Jutal Offshore Oil 02/26/26 2,333 107
TOTAL CHINA 107
ITALY — (0.0%)
#*<Webuild SpA 08/02/30 2,724 –
TOTAL ITALY –
KOREA, REPUBLIC OF — (0.0%)
*Taihan Fiberoptics Co., Ltd.
02/26/26 925 887
TOTAL KOREA, REPUBLIC
OF 887
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 467,462 9,487
*Hengyuan Refining Co. BHD
10/27/30 41,300 2,986
TOTAL MALAYSIA 12,473
SPAIN — (0.0%)
*ACS Actividades de
Construccion y Servicios SA
02/12/26 94,553 52,193
*Iberdrola SA 02/03/26 508,267 156,757
*Sacyr SA 02/13/26 298,680 17,615
TOTAL SPAIN 226,565
TOTAL RIGHTS/WARRANTS 249,842
TOTAL INVESTMENT SECURITIES — (96.3%)
(Cost $6,231,778,155) 10,824,732,385
SECURITIES LENDING COLLATERAL — (3.7%)
@§The DFA Short Term
Investment Fund 36,220,468 419,070,812
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,650,848,967) $ 11,243,803,197
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $293,173,260 which represented 2.7% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund

233
Dimensional World ex U.S. Core Equity 2 ETF
continued
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 449,423,997 $ 121,987 $ 699,578 $ 450,245,562
Austria .............................. 49,633,011 — — 49,633,011
Belgium ............................. 87,231,439 — — 87,231,439
Brazil ............................... 127,152,477 375,771 — 127,528,248
Canada ............................. 920,022,417 39,185 24 920,061,626
Cayman Islands ....................... — 47,086 — 47,086
Chile ................................ 19,027,863 — — 19,027,863
China ............................... 966,194,816 970,789 82,369 967,247,974
Colombia ............................ 4,127,833 — — 4,127,833
Czechia ............................. 3,302,502 — — 3,302,502
Denmark ............................ 153,475,446 — — 153,475,446
Egypt ............................... 528,617 — — 528,617
Finland .............................. 114,555,302 — — 114,555,302
France .............................. 518,997,777 100,146 — 519,097,923
Germany ............................ 583,761,568 2,649 — 583,764,217
Greece .............................. 19,677,322 — — 19,677,322
Hong Kong ........................... 115,424,371 — 13,760 115,438,131
Hungary ............................. 9,307,853 — — 9,307,853
India ................................ 477,592,870 280,304 — 477,873,174
Indonesia ............................ 45,912,638 572,147 15,362 46,500,147
Ireland .............................. 40,499,576 — — 40,499,576
Israel ............................... 116,225,237 — — 116,225,237
Italy ................................ 254,782,110 — — 254,782,110
Japan ............................... 1,646,041,984 — — 1,646,041,984
Korea, Republic of ..................... 561,511,740 — 121,082 561,632,822
Kuwait .............................. 20,678,773 — 79,792 20,758,565
Malaysia ............................. 49,356,963 — 273 49,357,236
Mexico .............................. 73,392,196 — — 73,392,196
Netherlands .......................... 233,978,859 — — 233,978,859
New Zealand ......................... 18,330,287 — — 18,330,287
Northern Ireland ....................... 93,329 — — 93,329
Norway .............................. 57,318,835 326,781 — 57,645,616
Peru ................................ 1,769,119 — — 1,769,119
Philippines ........................... 16,683,066 — 46,443 16,729,509
Poland .............................. 47,460,291 — — 47,460,291
Portugal ............................. 28,129,693 — — 28,129,693
Qatar ............................... 19,771,324 — — 19,771,324
Russian Federation .................... — — — —
Saudi Arabia .......................... 75,422,871 — — 75,422,871
Singapore ............................ 85,068,559 — — 85,068,559
South Africa .......................... 141,860,831 — — 141,860,831
Spain ............................... 219,237,301 — — 219,237,301
Sweden ............................. 205,918,670 — — 205,918,670
Switzerland ........................... 548,958,199 — — 548,958,199
Taiwan .............................. 777,722,386 — 6,428 777,728,814

234
Dimensional World ex U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Thailand ............................. $ — $ 37,913,594 $ 2,336 $ 37,915,930
Turkey .............................. 18,044,695 — — 18,044,695
United Arab Emirates ................... 61,621,709 — — 61,621,709
United Kingdom ....................... 745,708,342 — — 745,708,342
United States ......................... 8,577,065 — — 8,577,065
Preferred Stocks
Brazil ............................... 16,310,854 — — 16,310,854
Chile ................................ 95,096 — — 95,096
Colombia ............................ 1,071,540 — — 1,071,540
Germany ............................ 25,673,038 — — 25,673,038
Rights/Warrants
Brazil ............................... 1,987 7,823 — 9,810
Canada ............................. — — — —
China ............................... — 107 — 107
Italy ................................ — — — —
Korea, Republic Of ..................... — 887 — 887
Malaysia ............................. 12,473 — — 12,473
Spain ............................... 52,193 174,372 — 226,565
Securities Lending Collateral ............... — 419,070,812 — 419,070,812
Total Investments ........................ $10,782,731,310 $460,004,440 $1,067,447> $11,243,803,197
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

1
Dimensional Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS
— (20.5%)
Federal Home Loan Banks
3.250%, 06/09/28 ..... 265 $ 263,159
3.250%, 11/16/28 ..... 85 84,422
Federal Home Loan Mortgage
Corp.
6.380%, 11/15/38 ..... 130 71,122
Federal National Mortgage
Association
2.125%, 04/24/26 ..... 227 226,157
2.500%, 02/01/56, 30 YR
TBA ............... 628,977 533,795,627
2.000%, 02/01/56, 30 YR
TBA ............... 684,108 554,836,866
6.500%, 02/01/56, 30 YR
TBA ............... 279,058 288,977,644
3.000%, 02/01/56, 30 YR
TBA ............... 138,817 123,017,832
6.000%, 02/01/56, 30 YR
TBA ............... 523,966 536,530,406
Government National Mortgage
Association
6.000%, 02/01/56, 30 YR
TBA ............... 296,287 303,063,664
Tennessee Valley Authority
7.125%, 05/01/30 ..... 110 124,063
5.250%, 09/15/39 ..... 250 263,186
TOTAL AGENCY
OBLIGATIONS ........... 2,341,254,148
BONDS — (41.2%)
AUSTRALIA — (2.1%)
ANZ New Zealand Int'l, Ltd.
Ω # 3.450%, 01/21/28 ...... 200 198,362
APA Infrastructure, Ltd.
2.000%, 07/15/30, MTN . EUR 5,000 5,666,160
ASB Bank, Ltd.
Ω 2.375%, 10/22/31 ...... 355 318,719
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.242%, 03/18/26(*) .... 15,275 15,282,637
Ω SOFR+0.56%, FRN,
4.242%, 03/18/26(*) .... 520 520,260
Ω SOFR+0.81%, FRN,
4.745%, 01/18/27(*) .... 3,532 3,550,257
Ω SOFR+0.68%, FRN,
4.625%, 07/16/27(*) .... 4,372 4,394,796
BBSW3M+1.20%, FRN,
4.839%, 11/04/27(*), MTN AUD 11,000 7,802,452
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+1.06%, FRN,
4.798%, 03/31/28(*), MTN AUD 5,117 $ 3,623,752
BBSW3M+0.86%, FRN,
4.582%, 06/18/29(*), MTN AUD 10,000 7,056,710
Ω SOFR+0.85%, FRN,
4.534%, 12/16/29(*) .... 300 303,486
Bank of New Zealand
Ω 2.870%, 01/27/32 ...... 322 294,851
BHP Billiton Finance USA, Ltd.
4.900%, 02/28/33 ...... 215 218,761
5.250%, 09/08/33 ...... 1,966 2,034,184
4.125%, 02/24/42 ...... 102 88,153
5.000%, 09/30/43 ...... 5,211 4,962,202
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.434%, 03/13/26(*) .... 9,095 9,101,100
Ω SOFR+0.52%, FRN,
4.204%, 06/15/26(*) .... 2,550 2,552,927
Ω SOFR+0.46%, FRN,
4.206%, 11/27/26(*) .... 1,670 1,675,569
SOFR+0.46%, FRN,
4.206%, 11/27/26(*) .... 2,682 2,690,943
BBSW3M+1.15%, FRN,
4.892%, 01/13/28(*), MTN AUD 20,000 14,177,029
Ω SOFR+0.64%, FRN,
4.324%, 03/14/28(*) .... 2,500 2,511,767
BBSW3M+0.95%, FRN,
4.603%, 08/17/28(*), MTN AUD 10,000 7,079,477
BBSW3M+0.87%, FRN,
4.523%, 08/22/29(*), MTN AUD 10,000 7,067,778
Ω SOFR+0.81%, FRN,
4.494%, 03/14/30(*) .... 2,360 2,382,486
CSL Finance PLC
Ω 4.250%, 04/27/32 ...... 866 851,475
Ω 4.625%, 04/27/42 ...... 2,339 2,111,955
Glencore Funding LLC
Ω 4.875%, 03/12/29 ...... 705 717,747
# 2.500%, 09/01/30 ...... 490 450,923
Ω 2.500%, 09/01/30 ...... 874 804,299
Ω 2.850%, 04/27/31 ...... 3,751 3,473,783
Ω 2.625%, 09/23/31 ...... 680 615,963
Ω 5.700%, 05/08/33 ...... 5,733 6,044,829
Ω 6.500%, 10/06/33 ...... 3,962 4,376,369
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.939%, 07/02/27(*) .... 14,724 14,830,160
Ω SOFR+0.74%, FRN,
4.427%, 06/12/28(*) .... 1,350 1,357,217
National Australia Bank, Ltd.

2
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.62%, FRN,
4.310%, 06/11/27(*) .... 12,026 $ 12,073,431
BBSW3M+0.70%, FRN,
4.427%, 10/18/27(*), MTN AUD 4,000 2,812,596
Ω SOFR+0.60%, FRN,
4.489%, 10/26/27(*) .... 900 904,096
BBSW3M+1.20%, FRN,
4.850%, 11/25/27(*), MTN AUD 17,000 12,056,310
BBSW3M+0.90%, FRN,
4.627%, 03/22/29(*), MTN AUD 3,500 2,472,202
Ω SOFR+0.79%, FRN,
4.753%, 01/14/30(*) .... 2,000 2,014,695
Ω # 4.951%, 01/10/34 ...... 1,683 1,727,024
Norfina , Ltd.
BBSW3M+0.98%, FRN,
4.708%, 03/19/29(*), MTN AUD 9,500 6,713,458
Northern Star Resources, Ltd.
Ω 6.125%, 04/11/33 ...... 2,080 2,193,510
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 ...... 1,100 1,200,697
Rio Tinto Finance USA PLC
5.000%, 03/14/32 ...... 15,000 15,440,548
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 ...... 3,168 3,158,439
Westpac Banking Corp.
SOFR+0.42%, FRN,
4.365%, 04/16/26(*) .... 22,740 22,754,076
SOFR+0.52%, FRN,
4.239%, 06/03/26(*) .... 500 500,586
BBSW3M+0.93%, FRN,
4.657%, 09/19/28(*), MTN AUD 5,700 4,030,710
SOFR+0.81%, FRN,
4.755%, 04/16/29(*) .... 2,024 2,041,568
SOFR+0.82%, FRN,
4.841%, 07/01/30(*) .... 6,956 7,023,793
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 2,400 2,372,285
TOTAL AUSTRALIA ....... 242,679,562
BELGIUM — (0.1%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 ...... 2,173 2,239,305
4.350%, 06/01/40 ...... 1 897
4.950%, 01/15/42 ...... 1,706 1,630,797
Belfius Bank SA
3.375%, 05/28/30, MTN . EUR 3,000 3,612,316
Eurogrid GmbH
3.722%, 04/27/30, MTN . EUR 300 367,117
TOTAL BELGIUM ........ 7,850,432
CANADA — (2.2%)
American National Group, Inc.
Ω 6.144%, 06/13/32 ...... 6,635 6,886,615
# 6.000%, 07/15/35 ...... 4,479 4,515,138
Bank of Montreal
Face
Amount^
Value
(000)
CANADA — (Continued)
SOFRINDX+0.76%, FRN,
4.473%, 06/04/27(*) .... 14,355 $ 14,422,565
5.511%, 06/04/31 ...... 2,300 2,412,133
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.279%, 03/02/26(*) .... 1,565 1,565,472
SOFR+0.61%, FRN,
4.294%, 09/15/26(*) .... 500 500,913
SOFRINDX+0.78%, FRN,
4.493%, 06/04/27(*) .... 13,711 13,773,713
5.250%, 06/12/28 ...... 101 104,035
SOFRINDX+1.08%, FRN,
4.924%, 08/01/29(*) .... 5,055 5,112,505
4.850%, 02/01/30 ...... 2,430 2,486,108
2.150%, 08/01/31 ...... 400 356,364
2.450%, 02/02/32 ...... 530 474,154
5.650%, 02/01/34 ...... 2,700 2,852,104
Barrick North America Finance
LLC
7.500%, 09/15/38 ...... 750 889,821
5.700%, 05/30/41 ...... 4,468 4,550,469
Brookfield Finance, Inc.
4.850%, 03/29/29 ...... 133 135,265
2.724%, 04/15/31 ...... 205 188,088
6.350%, 01/05/34 ...... 5,135 5,554,992
5.675%, 01/15/35 ...... 9,715 10,038,153
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.239%, 10/02/26(*) .... 600 603,765
SOFR+0.94%, FRN,
4.986%, 06/28/27(*) .... 1,665 1,678,320
5.001%, 04/28/28 ...... 177 180,861
5.986%, 10/03/28 ...... 128 134,206
# 3.600%, 04/07/32 ...... 2,569 2,449,966
# 6.092%, 10/03/33 ...... 17,356 18,799,929
Canadian Natural Resources,
Ltd.
# 2.950%, 07/15/30 ...... 375 354,112
7.200%, 01/15/32 ...... 466 521,311
6.450%, 06/30/33 ...... 5,187 5,629,712
5.850%, 02/01/35 ...... 643 672,765
6.500%, 02/15/37 ...... 1,899 2,050,499
6.250%, 03/15/38 ...... 8,949 9,473,787
Cenovus Energy, Inc.
6.750%, 11/15/39 ...... 6,610 7,250,804
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 555 573,997
Emera US Finance, LP
2.639%, 06/15/31 ...... 734 663,907
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 1,331 1,564,206
5.500%, 09/15/40 ...... 2,558 2,544,705
Enbridge, Inc.

3
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
5.700%, 03/08/33 ...... 170 $ 178,264
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28 ...... 1,411 1,430,445
4.625%, 04/29/30 ...... 1,100 1,106,798
3.375%, 03/03/31 ...... 2,220 2,098,368
5.625%, 08/16/32 ...... 971 1,013,581
6.000%, 12/07/33 ...... 5,650 5,989,535
Federation des Caisses
Desjardins du Quebec
Ω 5.250%, 04/26/29 ...... 300 309,518
Kinross Gold Corp.
6.250%, 07/15/33 ...... 4,822 5,230,017
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 50 52,256
Magna International, Inc.
5.500%, 03/21/33 ...... 8,723 9,080,761
5.875%, 06/01/35 ...... 2,145 2,262,519
National Bank of Canada
4.500%, 10/10/29 ...... 2,025 2,047,658
Nutrien , Ltd.
5.400%, 06/21/34 ...... 400 412,260
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 2,969 3,422,918
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.459%, 04/27/26(*) .... 986 987,048
SOFRINDX+1.08%, FRN,
5.015%, 07/20/26(*) .... 6,000 6,024,798
SOFRINDX+0.95%, FRN,
4.885%, 01/19/27(*) .... 4,296 4,322,609
SOFRINDX+0.71%, FRN,
4.638%, 01/21/27(*) .... 10,629 10,669,234
# 5.150%, 02/01/34 ...... 1,600 1,660,356
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 357 361,103
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 7,137 8,012,052
5.950%, 12/01/34 ...... 400 422,895
6.800%, 05/15/38 ...... 7,289 8,072,082
6.850%, 06/01/39 ...... 1,333 1,471,614
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.019%, 07/17/26(*), MTN 2,612 2,621,899
SOFR+0.73%, FRN,
4.741%, 04/05/27(*) .... 5,818 5,843,005
SOFR+0.82%, FRN,
4.671%, 01/31/28(*) .... 52 52,279
SOFR+0.91%, FRN,
4.644%, 06/02/28(*), MTN 2,375 2,390,934
SOFR+1.03%, FRN,
4.713%, 12/17/29(*) .... 6,232 6,281,089
2.450%, 01/12/32 ...... 3,010 2,701,177
5.298%, 01/30/32 ...... 1,648 1,720,552
3.200%, 03/10/32, MTN . 3,374 3,145,775
4.456%, 06/08/32 ...... 4,141 4,138,534
Face
Amount^
Value
(000)
CANADA — (Continued)
TransCanada PipeLines , Ltd.
4.625%, 03/01/34 ...... 2,391 $ 2,334,884
6.200%, 10/15/37 ...... 839 895,970
7.250%, 08/15/38 ...... 527 605,156
7.625%, 01/15/39 ...... 1,390 1,651,958
6.100%, 06/01/40 ...... 344 362,265
Tucson Electric Power Co.
3.250%, 05/15/32 ...... 750 696,856
5.200%, 09/15/34 ...... 6,474 6,601,883
Videotron, Ltd.
Ω 5.700%, 01/15/35 ...... 2,000 2,036,566
TOTAL CANADA ......... 252,684,930
DENMARK — (0.0%)
Nykredit Realkredit A/S
3.625%, 07/24/30, MTN . EUR 300 363,831
TOTAL DENMARK ....... 363,831
FINLAND — (0.2%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.422%, 03/19/27(*) .... 4,840 4,858,253
Ω SOFR+0.70%, FRN,
4.383%, 03/17/28(*) .... 750 753,838
Ω SOFR+1.02%, FRN,
4.714%, 09/10/29(*) .... 1,855 1,878,082
Ω SOFR+0.83%, FRN,
4.575%, 08/28/30(*) .... 4,450 4,470,672
OP Corporate Bank PLC
2.875%, 06/18/30, MTN . EUR 5,000 5,942,190
TOTAL FINLAND ......... 17,903,035
FRANCE — (0.6%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.373%, 07/13/26(*) .... 500 502,552
0.625%, 11/19/27, MTN . EUR 2,000 2,303,340
Ω SOFRINDX+1.07%, FRN,
4.856%, 02/16/28(*) .... 9,396 9,457,016
Ω SOFR+0.99%, FRN,
4.935%, 10/16/28(*) .... 7,059 7,097,393
Ω SOFRINDX+1.23%, FRN,
5.138%, 01/22/30(*) .... 9,532 9,619,250
4.375%, 05/02/30, MTN . EUR 6,500 8,113,526
BNP Paribas SA
Ω 4.400%, 08/14/28 ...... 865 869,145
BPCE SA
Ω 4.750%, 07/19/27 ...... 246 248,899
3.250%, 01/11/28, MTN . 51 50,260
Ω 5.125%, 01/18/28 ...... 864 882,299
Ω 2.700%, 10/01/29 ...... 1,070 1,012,577
3.125%, 09/05/30, MTN . EUR 5,000 5,979,122
Credit Agricole SA
Ω SOFR+0.87%, FRN,
4.560%, 03/11/27(*) .... 3,535 3,550,368

4
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
1.375%, 05/03/27, MTN . EUR 100 $ 117,593
# 5.514%, 07/05/33, MTN . 400 418,321
Ω 5.514%, 07/05/33 ...... 1,945 2,034,084
5.365%, 03/11/34 ...... 400 415,419
Credit Mutuel Arkea SA
0.750%, 01/18/30, MTN . EUR 5,000 5,465,118
L'Oreal SA
Ω 5.000%, 05/20/35 ...... 1,860 1,893,104
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 2,500 2,727,140
Societe Generale SA
Ω # 3.000%, 01/22/30 ...... 2,250 2,121,620
Terega SA
0.875%, 09/17/30 ...... EUR 100 107,216
TotalEnergies Capital
International SA
2.986%, 06/29/41 ...... 339 255,449
TotalEnergies Capital SA
5.150%, 04/05/34 ...... 4,576 4,733,568
4.724%, 09/10/34 ...... 3,800 3,815,943
TOTAL FRANCE ......... 73,790,322
GERMANY — (1.3%)
Bayer US Finance II LLC
Ω 4.375%, 12/15/28 ...... 508 509,595
Ω 4.200%, 07/15/34 ...... 400 375,379
Ω 4.625%, 06/25/38 ...... 24,002 22,058,196
Ω 4.650%, 11/15/43 ...... 750 612,604
Ω 4.400%, 07/15/44 ...... 3,030 2,452,910
Bayer US Finance LLC
Ω 6.375%, 11/21/30 ...... 1,621 1,738,686
Ω 6.500%, 11/21/33 ...... 19,614 21,330,187
BMW International Investment
BV
3.125%, 08/27/30, MTN . EUR 11,473 13,748,983
BMW US Capital LLC
Ω SOFRINDX+0.55%, FRN,
4.569%, 04/02/26(*) .... 6,892 6,896,395
Ω SOFRINDX+0.80%, FRN,
4.594%, 08/13/26(*) .... 300 300,906
Ω # 4.850%, 08/13/31 ...... 1,309 1,326,999
Ω 3.700%, 04/01/32 ...... 461 437,688
Ω 5.150%, 08/11/33 ...... 400 408,986
Ω # 5.150%, 04/02/34 ...... 5,900 6,004,573
Ω # 5.400%, 03/21/35 ...... 1,445 1,490,043
Daimler Truck Finance North
America LLC
Ω 3.650%, 04/07/27 ...... 48 47,818
Ω SOFR+0.96%, FRN,
5.039%, 09/25/27(*) .... 5,371 5,392,474
Ω 2.500%, 12/14/31 ...... 400 357,012
Ω 5.500%, 09/20/33 ...... 3,512 3,621,257
Deutsche Bank AG
5.371%, 09/09/27 ...... 40 41,004
E.ON International Finance BV
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 6.650%, 04/30/38 ...... 4,281 $ 4,775,854
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 6,345 5,656,255
Ω 3.000%, 12/01/31 ...... 457 411,851
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.85%, FRN,
4.639%, 11/15/27(*) .... 500 502,438
Ω SOFR+0.93%, FRN,
4.959%, 03/31/28(*) .... 438 440,190
Ω # 5.050%, 08/03/33 ...... 13,006 13,242,221
Ω 5.000%, 01/11/34 ...... 4,225 4,258,621
Ω 5.125%, 08/01/34 ...... 3,804 3,853,109
Ω 5.450%, 04/01/35 ...... 4,150 4,293,785
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 5,000 5,250,002
Siemens
Financieringsmaatschappij NV
Ω 2.150%, 03/11/31 ...... 570 518,182
Ω 2.875%, 03/11/41 ...... 6,129 4,633,939
2.875%, 03/11/41 ...... 3,174 2,399,759
T-Mobile USA, Inc.
5.050%, 07/15/33 ...... 500 508,059
4.375%, 04/15/40 ...... 125 111,692
3.000%, 02/15/41 ...... 946 701,404
Traton Finance Luxembourg SA
3.750%, 03/27/30, MTN . EUR 2,700 3,284,776
Volkswagen Group of America
Finance LLC
Ω 5.650%, 09/12/28 ...... 250 257,981
Ω 3.750%, 05/13/30 ...... 340 328,471
Ω # 5.900%, 09/12/33 ...... 5,437 5,702,840
Ω 5.800%, 03/27/35 ...... 300 310,314
TOTAL GERMANY ....... 150,593,438
IRELAND — (0.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
4.450%, 04/03/26 ...... 47 47,000
2.450%, 10/29/26 ...... 51 50,427
4.625%, 10/15/27 ...... 394 397,204
3.000%, 10/29/28 ...... 2,386 2,314,636
3.300%, 01/30/32 ...... 2,600 2,405,517
3.400%, 10/29/33 ...... 1,960 1,764,714
3.850%, 10/29/41 ...... 4,456 3,641,671
TOTAL IRELAND ......... 10,621,169
ITALY — (0.3%)
Enel Finance International NV
Ω 3.500%, 04/06/28 ...... 1,842 1,819,522
Ω 7.500%, 10/14/32 ...... 6,519 7,494,548
Ω 5.500%, 06/26/34 ...... 665 686,810
Ω 6.800%, 09/15/37 ...... 1,946 2,178,939
Ω 6.000%, 10/07/39 ...... 6,906 7,214,152
6.000%, 10/07/39 ...... 625 652,888

5
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
ITALY — (Continued)
Eni SpA
Ω 4.750%, 09/12/28 ...... 461 $ 469,045
Ω 4.250%, 05/09/29 ...... 178 178,656
Ω 5.700%, 10/01/40 ...... 5,554 5,534,133
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 734 732,402
Ω 4.000%, 09/23/29 ...... 2,707 2,681,709
Ω 6.625%, 06/20/33 ...... 3,370 3,716,523
Ω # 7.200%, 11/28/33 ...... 1,708 1,954,516
TOTAL ITALY ........... 35,313,843
JAPAN — (1.9%)
7-Eleven, Inc.
0.950%, 02/10/26 ...... 50 49,965
1.300%, 02/10/28 ...... 189 178,907
Ω 1.300%, 02/10/28 ...... 212 200,679
Ω 1.800%, 02/10/31 ...... 3,953 3,472,103
Ω 2.500%, 02/10/41 ...... 7,078 4,860,133
Aircastle , Ltd.
Ω 5.950%, 02/15/29 ...... 240 250,150
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.731%, 10/05/26(*) .... 1,442 1,445,778
SOFR+0.62%, FRN,
4.311%, 12/11/26(*), MTN 217 217,441
SOFR+0.71%, FRN,
4.693%, 07/09/27(*) .... 6,465 6,490,067
SOFR+0.87%, FRN,
4.853%, 07/09/27(*) .... 6,450 6,483,520
SOFR+0.72%, FRN,
4.628%, 10/22/27(*) .... 2,750 2,761,116
SOFR+0.82%, FRN,
4.539%, 03/03/28(*) .... 8,013 8,030,215
SOFR+0.90%, FRN,
4.642%, 09/01/28(*) .... 2,000 2,008,249
# 5.050%, 07/10/31 ...... 750 770,532
4.850%, 10/23/31 ...... 1,267 1,290,600
# 5.150%, 07/09/32 ...... 539 553,708
4.900%, 01/10/34 ...... 8,242 8,266,772
5.200%, 03/05/35 ...... 1,765 1,783,236
Aviation Capital Group LLC
Ω 5.125%, 04/10/30 ...... 1,364 1,386,070
Honda Motor Co., Ltd.
5.337%, 07/08/35 ...... 750 765,277
Japan Government Five Year
Bond
0.400%, 09/20/28 ...... JPY 3,000,000 18,991,443
0.500%, 06/20/29 ...... JPY 2,600,000 16,323,234
Japan Government Ten Year
Bond
0.100%, 12/20/28 ...... JPY 3,000,000 18,757,682
JT International Financial
Services BV
Ω 6.875%, 10/24/32 ...... 10,113 11,318,956
Face
Amount^
Value
(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group,
Inc.
3.850%, 03/01/26 ...... 37 $ 37,002
2.757%, 09/13/26 ...... 266 264,310
3.195%, 07/18/29 ...... 741 718,205
2.559%, 02/25/30 ...... 244 228,243
2.048%, 07/17/30 ...... 736 669,727
3.751%, 07/18/39 ...... 328 284,925
Mizuho Financial Group, Inc.
Ω 3.477%, 04/12/26 ...... 4,127 4,123,316
2.839%, 09/13/26 ...... 51 50,696
3.663%, 02/28/27 ...... 45 44,917
1.631%, 04/08/27, MTN . EUR 2,000 2,358,555
3.170%, 09/11/27 ...... 39 38,579
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
5.296%, 07/02/27(*) .... 2,750 2,773,975
6.070%, 07/12/28 ...... 200 208,740
2.172%, 07/14/28 ...... 928 884,685
2.710%, 01/22/29 ...... 251 240,232
5.605%, 07/06/29 ...... 600 624,174
3.103%, 01/16/30 ...... 2,045 1,945,013
2.679%, 07/16/30 ...... 1,941 1,798,064
2.608%, 07/14/31 ...... 1,311 1,184,612
2.999%, 01/22/32 ...... 567 515,704
6.087%, 07/12/33 ...... 200 214,653
NTT Finance Corp.
Ω 1.162%, 04/03/26 ...... 51 50,747
Ω SOFR+1.31%, FRN,
5.285%, 07/16/30(*) .... 1,315 1,337,397
ORIX Corp.
# 5.000%, 09/13/27 ...... 142 144,261
4.000%, 04/13/32 ...... 3,657 3,565,355
5.200%, 09/13/32 ...... 3,046 3,149,723
5.400%, 02/25/35 ...... 3,631 3,741,612
Protective Life Corp.
Ω 4.300%, 09/30/28 ...... 372 372,972
Ω 3.400%, 01/15/30 ...... 1,225 1,180,336
Sumitomo Mitsui Financial
Group, Inc.
1.402%, 09/17/26 ...... 51 50,252
2.174%, 01/14/27 ...... 51 50,217
3.944%, 07/19/28 ...... 128 128,103
1.902%, 09/17/28 ...... 1,026 971,467
2.472%, 01/14/29 ...... 407 388,874
SOFR+1.17%, FRN,
5.178%, 07/09/29(*) .... 6,467 6,544,486
3.040%, 07/16/29 ...... 2,106 2,027,772
5.710%, 01/13/30 ...... 200 210,313
2.750%, 01/15/30 ...... 818 772,188
SOFR+1.05%, FRN,
5.030%, 04/15/30(*) .... 11,850 11,923,233
2.130%, 07/08/30 ...... 1,458 1,328,685
5.424%, 07/09/31 ...... 400 417,853

6
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
2.222%, 09/17/31 ...... 719 $ 638,561
5.454%, 01/15/32 ...... 1,551 1,622,368
5.766%, 01/13/33 ...... 2,776 2,943,499
5.776%, 07/13/33 ...... 1,700 1,803,842
5.808%, 09/14/33 ...... 3,221 3,431,085
5.558%, 07/09/34 ...... 800 836,972
5.632%, 01/15/35 ...... 4,650 4,890,116
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.98%, FRN,
4.689%, 09/10/27(*) .... 1,000 1,009,380
Ω # SOFR+0.75%, FRN,
4.456%, 09/11/28(*) .... 3,600 3,613,501
Ω SOFR+0.99%, FRN,
4.684%, 03/13/30(*) .... 6,450 6,544,570
Takeda Pharmaceutical Co.,
Ltd.
3.025%, 07/09/40 ...... 305 233,890
Toyota Motor Credit Corp.
# SOFR+0.45%, FRN,
4.236%, 05/15/26(*) .... 2,297 2,298,950
SOFR+0.77%, FRN,
4.580%, 08/07/26(*) .... 1,710 1,714,952
SOFR+0.65%, FRN,
4.332%, 03/19/27(*), MTN 6,950 6,979,344
4.800%, 01/05/34, MTN . 400 404,664
5.350%, 01/09/35 ...... 1,000 1,043,381
TOTAL JAPAN ........... 214,229,081
LUXEMBOURG — (0.2%)
ArcelorMittal SA
4.550%, 03/11/26 ...... 24 24,005
4.250%, 07/16/29 ...... 1,123 1,125,132
# 6.800%, 11/29/32 ...... 24,094 26,986,190
TOTAL LUXEMBOURG .... 28,135,327
NETHERLANDS — (0.3%)
ABN AMRO Bank NV
Ω SOFRINDX+0.75%, FRN,
4.753%, 07/07/28(*) .... 5,843 5,869,575
Cooperatieve Rabobank UA
SOFR+0.60%, FRN,
4.528%, 01/21/28(*) .... 2,051 2,059,662
BBSW3M+0.75%, FRN,
4.406%, 05/26/28(*), MTN AUD 8,000 5,636,008
SOFR+0.59%, FRN,
4.529%, 10/17/28(*) .... 4,400 4,416,944
BBSW3M+0.91%, FRN,
4.637%, 07/17/29(*), MTN AUD 900 635,867
SOFRINDX+0.89%, FRN,
4.829%, 10/17/29(*) .... 5,668 5,739,814
5.250%, 05/24/41 ...... 2,073 2,066,448
Cooperatieve Rabobank UA/NY
SOFRINDX+0.62%, FRN,
4.365%, 08/28/26(*) .... 1,905 1,909,022
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
SOFRINDX+0.90%, FRN,
4.911%, 10/05/26(*) .... 1,973 $ 1,982,167
Heineken NV
Ω 4.000%, 10/01/42 ...... 1,100 922,195
ING Groep NV
4.550%, 10/02/28 ...... 725 734,406
4.050%, 04/09/29 ...... 252 251,456
Koninklijke KPN NV
8.375%, 10/01/30 ...... 420 488,812
Koninklijke Philips NV
3.250%, 05/23/30, MTN . EUR 300 360,309
TOTAL NETHERLANDS ... 33,072,685
NEW ZEALAND — (1.0%)
Housing New Zealand, Ltd.
2.183%, 04/24/30, MTN . NZD 5,800 3,257,676
New Zealand Government Bond
4.500%, 05/15/30 ...... NZD 171,500 106,306,557
TOTAL NEW ZEALAND .... 109,564,233
NORWAY — (0.5%)
Aker BP ASA
Ω 3.750%, 01/15/30 ...... 286 277,000
Ω 6.000%, 06/13/33 ...... 6,856 7,180,552
Ω 5.125%, 10/01/34 ...... 10,070 9,900,935
Equinor ASA
3.125%, 04/06/30 ...... 570 548,731
2.375%, 05/22/30 ...... 271 252,392
5.125%, 06/03/35 ...... 1,812 1,855,371
4.750%, 11/14/35 ...... 10,600 10,522,405
3.625%, 04/06/40 ...... 13,753 11,640,598
5.100%, 08/17/40 ...... 6,625 6,551,579
4.250%, 11/23/41 ...... 496 437,847
3.950%, 05/15/43 ...... 4,788 4,013,853
# 4.800%, 11/08/43 ...... 2,424 2,253,336
Kommunalbanken A/S
Ω SOFRINDX+0.40%, FRN,
4.147%, 03/03/28(*) .... 6,805 6,825,598
Ω SOFRINDX+0.41%, FRN,
4.418%, 04/09/29(*) .... 500 501,360
TOTAL NORWAY ........ 62,761,557
SINGAPORE — (0.1%)
P3 Group Sarl
4.625%, 02/13/30, MTN . EUR 1,200 1,496,052
Temasek Financial I, Ltd.
2.375%, 08/02/41, MTN . 185 136,357
United Overseas Bank, Ltd.
BBSW3M+0.74%, FRN,
4.385%, 08/08/28(*), MTN AUD 7,800 5,488,605
TOTAL SINGAPORE ...... 7,121,014
SPAIN — (0.4%)
Banco Bilbao Vizcaya
Argentaria SA
3.125%, 07/15/30, MTN . EUR 300 359,260
Banco Santander SA

7
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
SPAIN — (Continued)
4.379%, 04/12/28 ...... 200 $ 201,181
3.306%, 06/27/29 ...... 202 196,663
3.490%, 05/28/30 ...... 1,000 964,820
SOFR+1.12%, FRN,
5.095%, 11/06/30(*) .... 200 200,680
5.439%, 07/15/31 ...... 1,000 1,047,852
6.938%, 11/07/33 ...... 7,600 8,664,710
Iberdrola International BV
6.750%, 07/15/36 ...... 450 510,406
New York State Electric & Gas
Corp.
Ω 5.850%, 08/15/33 ...... 528 559,510
Ω 5.300%, 08/15/34 ...... 1,421 1,462,200
Ω 5.050%, 08/15/35 ...... 1,250 1,256,585
Santander Holdings USA, Inc.
3.244%, 10/05/26 ...... 1,850 1,840,651
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 5,000 6,046,051
Telefonica Emisiones SA
7.045%, 06/20/36 ...... 10,575 11,811,981
Telefonica Europe BV
8.250%, 09/15/30 ...... 4,516 5,170,924
TOTAL SPAIN ........... 40,293,474
SUPRANATIONAL — (0.5%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.690%, 06/16/26(*) .... 53 53,156
SOFRINDX+1.00%, FRN,
5.023%, 04/06/27(*) .... 1,605 1,618,956
SOFRINDX+0.30%, FRN,
3.983%, 06/20/28(*) .... 690 689,871
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.153%, 04/14/26(*) .... 1,355 1,354,919
SOFRINDX+0.33%, FRN,
4.116%, 02/20/28(*) .... 3,195 3,197,778
SOFRINDX+0.30%, FRN,
4.086%, 02/16/29(*) .... 4,915 4,910,692
SOFRINDX+0.42%, FRN,
4.362%, 07/22/30(*) .... 2,830 2,833,597
European Investment Bank
SOFRINDX+0.32%, FRN,
4.124%, 08/14/29(*) .... 5,000 5,003,296
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
4.272%, 04/12/27(*) .... 840 840,608
SOFRINDX+0.35%, FRN,
4.381%, 10/04/27(*) .... 2,160 2,163,203
SOFRINDX+0.27%, FRN,
3.953%, 03/20/28(*) .... 2,650 2,648,641
SOFRINDX+0.35%, FRN,
4.381%, 10/05/28(*) .... 3,645 3,647,870
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
3.850%, 01/24/29, MTN . AUD 800 $ 548,973
SOFRINDX+0.30%, FRN,
4.102%, 02/15/29(*) .... 2,463 2,463,172
SOFRINDX+0.37%, FRN,
4.235%, 08/01/29(*) .... 10,250 10,251,905
SOFRINDX+0.39%, FRN,
4.084%, 03/13/30(*) .... 1,775 1,773,361
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
3.992%, 09/23/26(*) .... 2,078 2,079,079
SOFRINDX+0.37%, FRN,
4.362%, 01/12/27(*) .... 3,311 3,314,687
SOFRINDX+0.28%, FRN,
4.052%, 02/23/27(*) .... 360 360,493
SOFRINDX+0.27%, FRN,
3.963%, 06/15/27(*) .... 657 657,346
SOFRINDX+0.43%, FRN,
4.220%, 08/19/27(*) .... 1,945 1,953,597
SOFRINDX+0.28%, FRN,
4.075%, 11/18/27(*) .... 99 99,075
SOFRINDX+0.30%, FRN,
4.102%, 05/15/28(*) .... 2,009 2,011,212
SOFRINDX+0.29%, FRN,
4.065%, 11/22/28(*) .... 1,689 1,690,064
SOFRINDX+0.30%, FRN,
4.228%, 01/24/29(*) .... 710 708,424
International Finance Corp.
SOFRINDX+0.28%, FRN,
3.970%, 03/16/26(*) .... 376 376,034
SOFRINDX+0.31%, FRN,
4.540%, 08/28/28(*), MTN 1,808 1,808,220
SOFRINDX+0.36%, FRN,
4.121%, 08/28/29(*) .... 400 399,797
SOFRINDX+0.38%, FRN,
4.355%, 10/22/30(*) .... 1,805 1,804,924
TOTAL SUPRANATIONAL . 61,262,950
SWEDEN — (0.2%)
Electrolux AB
2.500%, 05/18/30, MTN . EUR 1,400 1,616,014
Skandinaviska Enskilda Banken
AB
4.000%, 11/09/26 ...... EUR 500 602,689
Ω SOFR+0.89%, FRN,
4.599%, 03/05/27(*) .... 2,387 2,400,538
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
4.863%, 08/03/26(*) .... 750 753,056
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
4.934%, 06/15/26(*) .... 2,000 2,007,986
Ω SOFR+0.66%, FRN,
4.406%, 05/28/27(*) .... 4,476 4,492,826
Ω 5.500%, 06/15/28 ...... 50 51,659
0.500%, 02/18/30 ...... EUR 5,000 5,399,810

8
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
SWEDEN — (Continued)
Swedbank AB
Ω SOFR+1.03%, FRN,
4.797%, 11/20/29(*) .... 1,788 $ 1,813,267
TOTAL SWEDEN ......... 19,137,845
SWITZERLAND — (0.0%)
UBS AG
1.250%, 06/01/26 ...... 916 908,274
UBS Group AG
Ω 4.125%, 04/15/26 ...... 2,934 2,935,752
TOTAL SWITZERLAND .... 3,844,026
UNITED KINGDOM — (1.1%)
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 55 54,174
Ω 2.450%, 08/12/31 ...... 310 276,988
Ω 5.500%, 08/11/32 ...... 5,973 6,192,175
Ω # 5.550%, 05/30/33 ...... 1,315 1,359,165
Ω 5.950%, 10/15/33 ...... 3,200 3,374,158
Ω 5.800%, 04/15/34 ...... 4,775 5,006,196
AstraZeneca PLC
6.450%, 09/15/37 ...... 288 326,007
BAT Capital Corp.
2.259%, 03/25/28 ...... 703 677,798
# 3.462%, 09/06/29 ...... 2,189 2,134,728
4.906%, 04/02/30 ...... 1,549 1,579,990
6.343%, 08/02/30 ...... 1,167 1,261,310
2.726%, 03/25/31 ...... 1,560 1,439,166
4.742%, 03/16/32 ...... 2,101 2,117,243
7.750%, 10/19/32 ...... 4,539 5,298,011
6.421%, 08/02/33 ...... 3,572 3,925,274
4.390%, 08/15/37 ...... 15,815 14,518,410
3.734%, 09/25/40 ...... 223 180,977
7.079%, 08/02/43 ...... 1,335 1,498,677
BAT International Finance PLC
4.448%, 03/16/28 ...... 229 230,893
British Telecommunications
PLC
5.125%, 12/04/28 ...... 452 463,943
Ω 3.250%, 11/08/29 ...... 376 361,946
CK Hutchison International 23,
Ltd.
Ω # 4.875%, 04/21/33 ...... 15,235 15,438,956
Diageo Capital PLC
5.500%, 01/24/33 ...... 49 51,451
3.875%, 04/29/43 ...... 110 90,279
HSBC Holdings PLC
# 6.100%, 01/14/42 ...... 917 985,131
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.673%, 03/04/27(*) .... 10,177 10,229,921
Imperial Brands Finance PLC
Ω 5.875%, 07/01/34 ...... 6,875 7,182,180
Lloyds Banking Group PLC
4.375%, 03/22/28 ...... 1,377 1,387,079
LSEG Finance PLC
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Ω 3.200%, 04/06/41 ...... 9,452 $ 7,292,118
Mead Johnson Nutrition Co.
4.600%, 06/01/44 ...... 400 356,554
NatWest Group PLC
4.800%, 04/05/26 ...... 39 39,060
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
4.686%, 05/17/27(*) .... 4,650 4,673,018
Ω SOFR+0.95%, FRN,
5.029%, 03/21/28(*) .... 3,725 3,751,851
Ω SOFR+1.14%, FRN,
4.926%, 05/17/29(*) .... 8,466 8,549,627
Ω SOFR+1.19%, FRN,
5.269%, 03/21/30(*) .... 785 796,878
RELX Capital, Inc.
5.250%, 03/27/35 ...... 3,450 3,540,776
Reynolds American, Inc.
7.250%, 06/15/37 ...... 3,820 4,403,018
7.000%, 08/04/41 ...... 1,972 2,133,419
6.150%, 09/15/43 ...... 766 784,804
Smith & Nephew PLC
2.032%, 10/14/30 ...... 675 607,513
Vodafone Group PLC
6.150%, 02/27/37 ...... 834 908,728
TOTAL UNITED KINGDOM . 125,479,590
UNITED STATES — (28.1%)
3M Co.
3.050%, 04/15/30 ...... 4,176 3,990,166
5.150%, 03/15/35 ...... 1,155 1,179,633
5.700%, 03/15/37, MTN . 301 316,383
Abbott Laboratories
4.750%, 11/30/36 ...... 11,287 11,226,894
6.150%, 11/30/37 ...... 1,196 1,321,230
6.000%, 04/01/39 ...... 1,000 1,092,914
4.750%, 04/15/43 ...... 1,951 1,826,116
AbbVie, Inc.
5.050%, 03/15/34 ...... 925 948,220
4.300%, 05/14/36 ...... 560 535,477
4.050%, 11/21/39 ...... 7,807 6,948,635
4.400%, 11/06/42 ...... 723 643,106
Accenture Capital, Inc.
4.250%, 10/04/31 ...... 15,000 15,001,880
4.500%, 10/04/34 ...... 2,850 2,802,961
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 ...... 236 212,187
AES Corp. (The)
Ω 3.950%, 07/15/30 ...... 406 396,749
2.450%, 01/15/31 ...... 2,341 2,128,266
5.800%, 03/15/32 ...... 2,365 2,444,886
Aetna, Inc.
6.625%, 06/15/36 ...... 1,281 1,406,121
6.750%, 12/15/37 ...... 2,008 2,208,210
4.500%, 05/15/42 ...... 1,180 1,013,554
Affiliated Managers Group, Inc.

9
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.300%, 06/15/30 ...... 1,359 $ 1,296,486
5.500%, 08/20/34 ...... 2,248 2,293,458
Aflac, Inc.
6.450%, 08/15/40 ...... 589 647,944
AGCO Corp.
5.800%, 03/21/34 ...... 4,660 4,868,754
Air Products and Chemicals,
Inc.
# 4.850%, 02/08/34 ...... 4,100 4,167,227
Alabama Power Co.
5.850%, 11/15/33 ...... 4,750 5,083,540
5.500%, 03/15/41 ...... 3,500 3,481,453
5.200%, 06/01/41 ...... 316 310,481
# 3.750%, 03/01/45 ...... 200 157,480
Allegion PLC
3.500%, 10/01/29 ...... 168 163,917
Allegion US Holding Co., Inc.
5.411%, 07/01/32 ...... 875 907,721
Allstate Corp. (The)
5.250%, 03/30/33 ...... 3,225 3,336,403
5.350%, 06/01/33 ...... 800 829,300
4.500%, 06/15/43 ...... 4,912 4,274,131
Ally Financial, Inc.
8.000%, 11/01/31 ...... 7,591 8,590,874
8.000%, 11/01/31 ...... 10,498 11,903,664
Alphabet, Inc.
4.375%, 11/15/32 ...... 1,827 1,833,131
4.700%, 11/15/35 ...... 15,500 15,430,024
1.900%, 08/15/40 ...... 750 504,811
Altria Group, Inc.
4.800%, 02/14/29 ...... 821 835,172
3.400%, 05/06/30 ...... 2,171 2,093,709
2.450%, 02/04/32 ...... 2,211 1,956,718
6.875%, 11/01/33 ...... 1,250 1,405,839
5.800%, 02/14/39 ...... 3,581 3,663,664
3.400%, 02/04/41 ...... 14,592 11,241,578
4.250%, 08/09/42 ...... 7,035 5,879,346
4.500%, 05/02/43 ...... 6,404 5,464,954
Amazon.com, Inc.
# 4.350%, 03/20/33 ...... 5,450 5,425,745
# 4.650%, 11/20/35 ...... 2,200 2,178,386
3.875%, 08/22/37 ...... 3,969 3,599,971
2.875%, 05/12/41 ...... 6,000 4,524,281
Amcor Finance USA, Inc.
3.625%, 04/28/26 ...... 82 81,898
Amcor Flexibles North America,
Inc.
2.630%, 06/19/30 ...... 894 833,458
Amdocs, Ltd.
2.538%, 06/15/30 ...... 504 463,108
American Electric Power Co.,
Inc.
2.300%, 03/01/30 ...... 320 296,086
American Tower Corp.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.800%, 08/15/29 ...... 521 $ 513,745
2.900%, 01/15/30 ...... 364 345,674
2.100%, 06/15/30 ...... 478 435,213
1.875%, 10/15/30 ...... 396 354,253
2.700%, 04/15/31 ...... 2,189 2,012,918
2.300%, 09/15/31 ...... 202 179,852
# 4.050%, 03/15/32 ...... 859 836,859
American Water Capital Corp.
4.450%, 06/01/32 ...... 576 575,695
5.150%, 03/01/34 ...... 5,000 5,130,187
5.250%, 03/01/35 ...... 1,155 1,186,460
6.593%, 10/15/37 ...... 523 593,565
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 6,000 6,079,796
# 5.409%, 09/12/34 ...... 1,645 1,612,898
Ameriprise Financial, Inc.
5.150%, 05/15/33 ...... 2,400 2,482,264
5.200%, 04/15/35 ...... 3,124 3,178,999
Amgen, Inc.
6.375%, 06/01/37 ...... 246 272,171
3.150%, 02/21/40 ...... 1,415 1,115,055
5.150%, 11/15/41 ...... 568 547,939
Amphenol Corp.
5.000%, 01/15/35 ...... 200 202,738
Analog Devices, Inc.
2.800%, 10/01/41 ...... 2,966 2,177,579
Aon Corp.
2.800%, 05/15/30 ...... 107 101,017
6.250%, 09/30/40 ...... 2,268 2,462,249
Appalachian Power Co.
5.650%, 04/01/34 ...... 400 417,002
6.375%, 04/01/36 ...... 777 834,129
7.000%, 04/01/38 ...... 951 1,077,335
Apple, Inc.
1.650%, 02/08/31 ...... 4,092 3,652,898
2.375%, 02/08/41 ...... 4,350 3,114,376
Applied Materials, Inc.
5.850%, 06/15/41 ...... 1,390 1,479,761
Archer-Daniels-Midland Co.
4.535%, 03/26/42 ...... 200 180,735
Arizona Public Service Co.
2.600%, 08/15/29 ...... 856 810,341
2.200%, 12/15/31 ...... 1,064 935,757
6.350%, 12/15/32 ...... 204 222,404
4.500%, 04/01/42 ...... 440 387,391
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 449 446,446
2.950%, 02/15/32 ...... 86 77,020
5.875%, 04/10/34 ...... 7,035 7,326,553
Assurant, Inc.
2.650%, 01/15/32 ...... 5,060 4,494,460
Assured Guaranty US Holdings,
Inc.

10
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.150%, 06/15/31 ...... 800 $ 752,655
AT&T, Inc.
5.400%, 02/15/34 ...... 400 412,801
4.500%, 05/15/35 ...... 2,400 2,299,024
4.900%, 08/15/37 ...... 315 306,142
6.300%, 01/15/38 ...... 50 53,795
4.850%, 03/01/39 ...... 1,372 1,298,281
5.350%, 09/01/40 ...... 400 392,290
3.500%, 06/01/41 ...... 13,130 10,319,190
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 2,317 2,511,155
# 5.875%, 01/15/34 ...... 10,203 10,593,235
Atmos Energy Corp.
5.900%, 11/15/33 ...... 870 940,263
Autodesk, Inc.
2.400%, 12/15/31 ...... 5,000 4,453,794
5.300%, 06/15/35 ...... 2,600 2,652,823
AutoNation, Inc.
2.400%, 08/01/31 ...... 1,679 1,485,364
3.850%, 03/01/32 ...... 2,414 2,277,026
# 5.890%, 03/15/35 ...... 1,279 1,329,041
AvalonBay Communities, Inc.
2.950%, 05/11/26 ...... 50 49,869
5.000%, 02/15/33 ...... 408 416,846
5.300%, 12/07/33 ...... 500 519,302
5.000%, 08/01/35 ...... 1,000 1,008,252
Avnet, Inc.
4.625%, 04/15/26 ...... 1,607 1,607,103
3.000%, 05/15/31 ...... 9,475 8,605,849
5.500%, 06/01/32 ...... 18,912 19,285,343
Baker Hughes Holdings LLC
5.125%, 09/15/40 ...... 11,078 10,806,006
Baker Hughes Holdings LLC/
Baker Hughes Co.-Obligor, Inc.
3.138%, 11/07/29 ...... 230 222,113
Bank of America Corp.
5.875%, 02/07/42, MTN . 5,027 5,338,898
Bank of America NA
SOFR+1.02%, FRN,
4.802%, 08/18/26(*) .... 3,788 3,801,216
Bank of New York Mellon Corp.
(The)
2.050%, 01/26/27, MTN . 520 511,751
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 28,915 31,336,445
5.950%, 05/15/37 ...... 2,570 2,764,986
Berkshire Hathaway Finance
Corp.
2.875%, 03/15/32 ...... 4,620 4,304,059
4.400%, 05/15/42 ...... 47 42,685
4.300%, 05/15/43 ...... 7,668 6,792,601
Best Buy Co., Inc.
4.450%, 10/01/28 ...... 2,477 2,501,394
Biogen, Inc.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.250%, 05/01/30 ...... 388 $ 356,669
Black Hills Corp.
2.500%, 06/15/30 ...... 1,036 957,792
6.150%, 05/15/34 ...... 3,838 4,106,043
6.000%, 01/15/35 ...... 252 267,219
BlackRock Funding, Inc.
5.000%, 03/14/34 ...... 5,589 5,743,423
4.900%, 01/08/35 ...... 10,000 10,172,990
Blackrock, Inc.
2.100%, 02/25/32 ...... 5,300 4,684,159
4.750%, 05/25/33 ...... 11,784 12,025,467
Block Financial LLC
2.500%, 07/15/28 ...... 115 110,166
Blue Owl Finance LLC
4.375%, 02/15/32 ...... 1,940 1,837,955
# 6.250%, 04/18/34 ...... 18,817 19,391,492
Boardwalk Pipelines, LP
4.800%, 05/03/29 ...... 502 509,315
3.400%, 02/15/31 ...... 420 396,918
3.600%, 09/01/32 ...... 1,580 1,476,086
Boeing Co. (The)
3.200%, 03/01/29 ...... 189 183,675
2.950%, 02/01/30 ...... 2,027 1,923,673
6.125%, 02/15/33 ...... 395 426,809
3.600%, 05/01/34 ...... 444 404,143
3.550%, 03/01/38 ...... 2,150 1,808,722
6.875%, 03/15/39 ...... 1,881 2,117,151
5.875%, 02/15/40 ...... 230 237,473
Booz Allen Hamilton, Inc.
5.950%, 08/04/33 ...... 1,170 1,217,967
BorgWarner, Inc.
5.400%, 08/15/34 ...... 400 411,067
Boston Properties, LP
2.900%, 03/15/30 ...... 795 746,547
# 3.250%, 01/30/31 ...... 1,751 1,643,433
2.550%, 04/01/32 ...... 587 513,194
2.450%, 10/01/33 ...... 598 494,494
6.500%, 01/15/34 ...... 6,755 7,248,244
# 5.750%, 01/15/35 ...... 19,861 20,325,415
Boston Scientific Corp.
7.375%, 01/15/40 ...... 1,704 2,089,435
BP Capital Markets America,
Inc.
2.721%, 01/12/32 ...... 1,250 1,140,748
4.812%, 02/13/33 ...... 8,262 8,352,685
4.893%, 09/11/33 ...... 6,050 6,129,940
4.989%, 04/10/34 ...... 400 407,300
5.227%, 11/17/34 ...... 5,947 6,130,514
3.060%, 06/17/41 ...... 8,122 6,189,448
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 8,635 8,785,284
Bristol-Myers Squibb Co.
5.900%, 11/15/33 ...... 394 428,302
4.125%, 06/15/39 ...... 14,216 12,840,924

11
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.350%, 11/13/40 ...... 400 $ 282,995
3.550%, 03/15/42 ...... 777 624,439
4.625%, 05/15/44 ...... 1,090 978,561
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 58 58,005
3.900%, 03/15/27 ...... 134 133,797
2.250%, 04/01/28 ...... 444 427,364
4.125%, 05/15/29 ...... 3,547 3,534,736
4.050%, 07/01/30 ...... 2,230 2,195,148
2.500%, 08/16/31 ...... 942 845,208
Broadcom, Inc.
4.150%, 11/15/30 ...... 822 817,515
2.450%, 02/15/31 ...... 260 237,941
Ω 4.150%, 04/15/32 ...... 1,961 1,918,193
4.300%, 11/15/32 ...... 489 482,312
2.600%, 02/15/33 ...... 415 364,665
3.419%, 04/15/33 ...... 1,335 1,233,582
3.469%, 04/15/34 ...... 3,388 3,080,133
Ω 3.187%, 11/15/36 ...... 2,158 1,828,850
Ω 4.926%, 05/15/37 ...... 462 454,962
3.500%, 02/15/41 ...... 1,925 1,563,088
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 2,092 1,856,136
Brown & Brown, Inc.
2.375%, 03/15/31 ...... 1,340 1,204,455
5.650%, 06/11/34 ...... 400 411,957
Brunswick Corp.
# 4.400%, 09/15/32 ...... 2,458 2,371,734
Bunge, Ltd. Finance Corp.
2.750%, 05/14/31 ...... 200 184,139
Burlington Northern Santa Fe
LLC
6.150%, 05/01/37 ...... 2,255 2,494,002
5.750%, 05/01/40 ...... 9,260 9,755,458
5.050%, 03/01/41 ...... 400 393,788
5.400%, 06/01/41 ...... 365 371,208
4.950%, 09/15/41 ...... 110 106,240
4.400%, 03/15/42 ...... 226 202,143
4.450%, 03/15/43 ...... 700 621,444
Burlington Resources LLC
7.200%, 08/15/31 ...... 400 454,380
5.950%, 10/15/36 ...... 130 139,946
Camden Property Trust
4.900%, 01/15/34 ...... 4,400 4,440,799
Capital One Financial Corp.
6.700%, 11/29/32 ...... 2,917 3,219,079
Capital One NA
3.450%, 07/27/26 ...... 55 54,884
2.700%, 02/06/30 ...... 2,907 2,739,787
Cargill, Inc.
Ω 4.000%, 06/22/32 ...... 400 389,553
Ω # 5.125%, 10/11/32 ...... 972 1,008,380
Carrier Global Corp.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.377%, 04/05/40 ...... 1,420 $ 1,143,477
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.206%, 02/27/26(*), MTN 850 850,202
SOFR+0.38%, FRN,
4.378%, 01/07/27(*) .... 150 150,320
SOFR+0.52%, FRN,
4.309%, 05/14/27(*), MTN 3,760 3,779,131
Cboe Global Markets, Inc.
3.000%, 03/16/32 ...... 2,136 1,982,166
CBRE Services, Inc.
5.950%, 08/15/34 ...... 1,862 1,981,660
CenterPoint Energy Resources
Corp.
4.400%, 07/01/32 ...... 924 917,491
5.400%, 07/01/34 ...... 2,643 2,724,511
6.625%, 11/01/37 ...... 5,182 5,733,708
5.850%, 01/15/41 ...... 150 155,834
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,603 1,446,720
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.314%, 05/13/26(*) .... 1,336 1,336,825
SOFRINDX+1.05%, FRN,
4.769%, 03/03/27(*) .... 4,043 4,074,187
2.300%, 05/13/31 ...... 763 691,944
2.900%, 03/03/32 ...... 1,270 1,164,720
Chevron Corp.
2.978%, 05/11/40 ...... 2,339 1,814,469
Chevron USA, Inc.
1.018%, 08/12/27 ...... 1,981 1,903,840
SOFRINDX+0.47%, FRN,
4.219%, 02/26/28(*) .... 1,449 1,454,710
SOFR+0.82%, FRN,
4.778%, 10/15/30(*) .... 900 907,842
# 6.000%, 03/01/41 ...... 100 109,166
5.250%, 11/15/43 ...... 5,004 4,979,171
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 1,676 1,635,732
Chubb INA Holdings LLC
5.000%, 03/15/34 ...... 18,556 18,930,341
6.500%, 05/15/38 ...... 100 113,030
Cigna Group (The)
2.375%, 03/15/31 ...... 3,300 2,990,717
5.125%, 05/15/31 ...... 300 309,518
5.400%, 03/15/33 ...... 5,345 5,555,284
5.250%, 02/15/34 ...... 223 228,388
4.800%, 08/15/38 ...... 23,161 22,065,561
3.200%, 03/15/40 ...... 7,523 5,891,806
# 6.125%, 11/15/41 ...... 9,480 9,942,894
Cincinnati Financial Corp.
6.920%, 05/15/28 ...... 251 266,696
6.125%, 11/01/34 ...... 8,084 8,652,885
Cisco Systems, Inc.

12
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.950%, 02/24/32 ...... 1,687 $ 1,739,953
5.050%, 02/26/34 ...... 236 241,968
5.100%, 02/24/35 ...... 300 307,557
5.900%, 02/15/39 ...... 5,506 5,922,789
5.500%, 01/15/40 ...... 6,707 6,941,049
Citibank NA
SOFRINDX+0.59%, FRN,
4.447%, 04/30/26(*) .... 1,460 1,460,978
SOFR+0.71%, FRN,
4.515%, 08/06/26(*) .... 3,205 3,211,442
# SOFRINDX+1.06%, FRN,
4.773%, 12/04/26(*) .... 4,656 4,685,109
SOFR+0.78%, FRN,
4.515%, 05/29/27(*) .... 800 803,688
Citigroup, Inc.
6.875%, 03/05/38 ...... 1,600 1,834,714
8.125%, 07/15/39 ...... 15,768 20,050,810
5.875%, 01/30/42 ...... 4,833 5,077,821
4.650%, 07/30/45 ...... 1,000 901,456
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 300 279,696
CME Group, Inc.
5.300%, 09/15/43 ...... 4,039 4,043,865
CMS Energy Corp.
4.700%, 03/31/43 ...... 494 427,084
CNA Financial Corp.
3.900%, 05/01/29 ...... 779 773,950
2.050%, 08/15/30 ...... 1,445 1,306,521
5.500%, 06/15/33 ...... 5,380 5,579,971
5.125%, 02/15/34 ...... 5,055 5,084,839
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 6,525 6,641,308
6.450%, 06/15/34 ...... 5,723 6,048,768
Comcast Corp.
# 5.500%, 11/15/32 ...... 800 841,974
4.250%, 01/15/33 ...... 1,715 1,672,773
7.050%, 03/15/33 ...... 3,098 3,534,040
# 4.800%, 05/15/33 ...... 1,120 1,125,338
5.300%, 06/01/34 ...... 1,604 1,647,599
4.200%, 08/15/34 ...... 1,902 1,811,479
# 5.300%, 05/15/35 ...... 989 1,008,389
5.650%, 06/15/35 ...... 253 264,265
# 3.200%, 07/15/36 ...... 6,731 5,715,092
6.450%, 03/15/37 ...... 900 990,839
6.950%, 08/15/37 ...... 5,898 6,704,300
3.900%, 03/01/38 ...... 12,540 10,880,854
6.400%, 05/15/38 ...... 756 811,963
4.600%, 10/15/38 ...... 7,953 7,352,112
6.550%, 07/01/39 ...... 1,605 1,754,224
3.250%, 11/01/39 ...... 19,179 14,962,652
6.400%, 03/01/40 ...... 1,300 1,402,512
3.750%, 04/01/40 ...... 17,927 14,730,291
4.650%, 07/15/42 ...... 4,400 3,874,969
Conagra Brands, Inc.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
8.250%, 09/15/30 ...... 1,195 $ 1,365,570
5.300%, 11/01/38 ...... 8,262 7,802,906
ConocoPhillips
5.900%, 05/15/38 ...... 1,700 1,812,560
6.500%, 02/01/39 ...... 2,050 2,302,208
ConocoPhillips Co.
4.850%, 01/15/32 ...... 450 461,968
5.050%, 09/15/33 ...... 1,075 1,102,836
3.758%, 03/15/42 ...... 5,803 4,760,141
Consolidated Edison Co. of New
York, Inc.
5.200%, 03/01/33 ...... 400 413,585
5.500%, 03/15/34 ...... 400 419,471
5.375%, 05/15/34 ...... 400 413,988
6.200%, 06/15/36 ...... 1,944 2,114,487
6.750%, 04/01/38 ...... 470 538,706
5.500%, 12/01/39 ...... 4,610 4,715,013
5.700%, 06/15/40 ...... 681 706,750
4.200%, 03/15/42 ...... 1,269 1,083,648
4.450%, 03/15/44 ...... 2,970 2,581,388
Constellation Energy
Generation LLC
6.250%, 10/01/39 ...... 779 841,129
5.750%, 10/01/41 ...... 348 355,374
5.600%, 06/15/42 ...... 1,644 1,647,065
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 930 816,673
4.900%, 06/01/44 ...... 10,922 8,838,946
COPT Defense Properties, LP
2.750%, 04/15/31 ...... 250 228,306
2.900%, 12/01/33 ...... 100 85,344
Corebridge Financial, Inc.
4.350%, 04/05/42 ...... 320 273,679
Cox Communications, Inc.
Ω 1.800%, 10/01/30 ...... 200 175,145
Ω 5.700%, 06/15/33 ...... 1,056 1,065,739
Ω 5.450%, 09/01/34 ...... 5,350 5,241,155
Ω 4.800%, 02/01/35 ...... 2,773 2,575,393
Ω 8.375%, 03/01/39 ...... 1,787 2,068,342
Ω 4.700%, 12/15/42 ...... 2 1,600
Ω 4.500%, 06/30/43 ...... 7,986 6,193,332
Crown Castle, Inc.
2.250%, 01/15/31 ...... 71 63,502
2.900%, 04/01/41 ...... 1,080 787,749
CSX Corp.
5.200%, 11/15/33 ...... 1,391 1,443,224
6.220%, 04/30/40 ...... 1,500 1,646,137
5.500%, 04/15/41 ...... 2,000 2,045,191
4.750%, 05/30/42 ...... 2,508 2,317,482
Cummins, Inc.
5.150%, 02/20/34 ...... 298 306,987
5.300%, 05/09/35 ...... 2,550 2,634,725
CVS Health Corp.
4.875%, 07/20/35 ...... 1,036 1,012,725

13
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.780%, 03/25/38 ...... 9,154 $ 8,592,039
6.125%, 09/15/39 ...... 1,831 1,901,330
4.125%, 04/01/40 ...... 1,679 1,429,029
5.300%, 12/05/43 ...... 4,174 3,871,307
6.000%, 06/01/44 ...... 11,689 11,717,304
D.R. Horton, Inc.
5.500%, 10/15/35 ...... 9,000 9,323,572
Darden Restaurants, Inc.
# 6.300%, 10/10/33 ...... 585 636,040
DCP Midstream Operating, LP
8.125%, 08/16/30 ...... 100 115,571
Ω 6.450%, 11/03/36 ...... 3,654 3,882,615
Ω 6.750%, 09/15/37 ...... 2,516 2,734,697
5.600%, 04/01/44 ...... 3,420 3,305,088
Dell International LLC/EMC
Corp.
5.750%, 02/01/33 ...... 400 419,902
5.500%, 04/01/35 ...... 1,000 1,026,485
3.375%, 12/15/41 ...... 1,921 1,452,013
Dell, Inc.
6.500%, 04/15/38 ...... 2,244 2,394,189
5.400%, 09/10/40 ...... 200 195,497
Devon Energy Corp.
7.875%, 09/30/31 ...... 914 1,057,572
7.950%, 04/15/32 ...... 1,500 1,744,813
# 5.200%, 09/15/34 ...... 3,435 3,463,394
5.600%, 07/15/41 ...... 13,001 12,813,939
4.750%, 05/15/42 ...... 18,378 16,140,158
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 2,597 2,393,352
Digital Dutch Finco BV
1.500%, 03/15/30 ...... 900 1,007,384
Dollar General Corp.
5.450%, 07/05/33 ...... 150 155,399
Dominion Energy, Inc.
4.900%, 08/01/41 ...... 666 613,646
4.050%, 09/15/42 ...... 3,806 3,096,788
Dow Chemical Co. (The)
# 6.300%, 03/15/33 ...... 420 445,824
# 4.250%, 10/01/34 ...... 930 850,277
# 5.350%, 03/15/35 ...... 307 303,306
# 5.650%, 03/15/36 ...... 3,450 3,447,199
5.250%, 11/15/41 ...... 385 347,092
4.375%, 11/15/42 ...... 1,295 1,033,822
4.625%, 10/01/44 ...... 483 388,259
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 20,151 21,650,696
Duke Energy Corp.
2.450%, 06/01/30 ...... 262 243,251
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27 ...... 200 197,878
Ω # 2.532%, 10/01/30 ...... 1,563 1,427,783
Ω 2.775%, 01/07/32 ...... 2,850 2,548,244
DXC Technology Co.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.375%, 09/15/28 ...... 4,067 $ 3,881,205
Eagle Materials, Inc.
2.500%, 07/01/31 ...... 1,179 1,069,838
eBay, Inc.
6.300%, 11/22/32 ...... 575 629,230
4.000%, 07/15/42 ...... 3,000 2,479,725
EIDP, Inc.
4.800%, 05/15/33 ...... 3,700 3,702,182
Elevance Health, Inc.
2.550%, 03/15/31 ...... 525 479,353
4.950%, 11/01/31 ...... 1,150 1,172,822
4.100%, 05/15/32 ...... 3,400 3,295,232
4.750%, 02/15/33 ...... 5,675 5,671,209
5.375%, 06/15/34 ...... 11,908 12,231,774
5.950%, 12/15/34 ...... 858 912,299
# 5.200%, 02/15/35 ...... 7,580 7,692,295
5.850%, 01/15/36 ...... 830 874,814
6.375%, 06/15/37 ...... 7,304 7,954,136
4.625%, 05/15/42 ...... 12,549 11,217,673
4.650%, 01/15/43 ...... 12,376 11,020,142
5.100%, 01/15/44 ...... 6,263 5,856,222
4.650%, 08/15/44 ...... 3,239 2,849,579
Eli Lilly & Co.
4.550%, 10/15/32 ...... 1,485 1,504,648
4.600%, 08/14/34 ...... 1,150 1,151,098
5.100%, 02/12/35 ...... 1,876 1,933,695
4.900%, 10/15/35 ...... 8,750 8,854,922
Energy Transfer, LP
5.250%, 04/15/29 ...... 900 925,843
4.150%, 09/15/29 ...... 343 341,625
8.250%, 11/15/29 ...... 869 976,780
5.750%, 02/15/33 ...... 277 290,470
6.550%, 12/01/33 ...... 1,000 1,094,253
6.625%, 10/15/36 ...... 1,038 1,134,666
5.800%, 06/15/38 ...... 421 429,174
7.500%, 07/01/38 ...... 3,332 3,865,939
6.850%, 02/15/40 ...... 1,000 1,070,696
6.050%, 06/01/41 ...... 8,714 8,847,834
6.500%, 02/01/42 ...... 8,670 9,171,861
6.100%, 02/15/42 ...... 2,009 2,023,801
4.950%, 01/15/43 ...... 100 88,146
5.150%, 02/01/43 ...... 1,410 1,274,605
5.950%, 10/01/43 ...... 682 675,968
5.300%, 04/01/44 ...... 1,750 1,599,532
Entergy Corp.
2.800%, 06/15/30 ...... 1,000 937,748
Enterprise Products Operating
LLC
4.850%, 01/31/34 ...... 400 403,086
# 6.650%, 10/15/34 ...... 296 332,777
4.950%, 02/15/35 ...... 800 808,935
5.750%, 03/01/35 ...... 2,777 2,917,729
5.200%, 01/15/36 ...... 1,163 1,183,287
7.550%, 04/15/38 ...... 6,443 7,747,106

14
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.125%, 10/15/39 ...... 5,587 $ 6,000,303
6.450%, 09/01/40 ...... 9,965 11,026,159
5.950%, 02/01/41 ...... 3,707 3,875,223
5.700%, 02/15/42 ...... 772 783,978
4.850%, 08/15/42 ...... 2,435 2,255,238
4.450%, 02/15/43 ...... 1,912 1,677,224
4.850%, 03/15/44 ...... 8,564 7,829,907
5.100%, 02/15/45 ...... 750 703,744
EPR Properties
3.600%, 11/15/31 ...... 3,087 2,862,969
Equifax, Inc.
2.350%, 09/15/31 ...... 355 316,715
Equinix, Inc.
2.150%, 07/15/30 ...... 205 186,158
3.900%, 04/15/32 ...... 209 201,116
Equitable Holdings, Inc.
7.000%, 04/01/28 ...... 150 158,270
5.594%, 01/11/33 ...... 475 495,550
ERAC USA Finance LLC
Ω 4.900%, 05/01/33 ...... 3,306 3,347,523
Ω # 5.200%, 10/30/34 ...... 1,224 1,251,582
Ω 5.625%, 03/15/42 ...... 2,185 2,214,177
ERP Operating, LP
4.650%, 09/15/34 ...... 400 395,018
Estee Lauder Cos., Inc. (The)
4.650%, 05/15/33 ...... 3,850 3,857,083
# 5.000%, 02/14/34 ...... 400 406,163
6.000%, 05/15/37 ...... 1,009 1,093,399
Eversource Energy
3.375%, 03/01/32 ...... 5,000 4,636,877
Expedia Group, Inc.
3.250%, 02/15/30 ...... 1,772 1,701,355
5.400%, 02/15/35 ...... 1,976 2,018,167
Experian Finance PLC
Ω 4.250%, 02/01/29 ...... 688 688,858
Ω 2.750%, 03/08/30 ...... 302 284,420
Extra Space Storage, LP
2.350%, 03/15/32 ...... 400 349,672
Exxon Mobil Corp.
2.995%, 08/16/39 ...... 2,049 1,637,315
4.227%, 03/19/40 ...... 26,610 24,295,544
FedEx Corp.
3.250%, 05/15/41 ...... 3,246 2,499,752
4.100%, 04/15/43 ...... 904 740,982
Fidelity National Financial, Inc.
4.500%, 08/15/28 ...... 40 40,284
3.400%, 06/15/30 ...... 1,875 1,789,265
2.450%, 03/15/31 ...... 1,732 1,549,023
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 102 75,308
First American Financial Corp.
4.000%, 05/15/30 ...... 1,442 1,395,352
2.400%, 08/15/31 ...... 1,029 901,118
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.450%, 09/30/34 ...... 2,421 $ 2,433,808
Flex, Ltd.
3.750%, 02/01/26 ...... 4,069 4,069,000
6.000%, 01/15/28 ...... 499 515,445
4.875%, 06/15/29 ...... 5,701 5,788,444
4.875%, 05/12/30 ...... 3,394 3,441,097
5.250%, 01/15/32 ...... 150 153,246
Flowserve Corp.
3.500%, 10/01/30 ...... 4,356 4,161,236
2.800%, 01/15/32 ...... 1,958 1,758,451
FMR LLC
Ω 7.570%, 06/15/29 ...... 152 167,730
Ω 6.450%, 11/15/39 ...... 1,575 1,726,607
Ω 5.150%, 02/01/43 ...... 256 242,921
Fortune Brands Innovations,
Inc.
3.250%, 09/15/29 ...... 1,343 1,296,607
4.000%, 03/25/32 ...... 933 894,933
# 5.875%, 06/01/33 ...... 556 588,410
Fox Corp.
6.500%, 10/13/33 ...... 3,975 4,369,089
# 5.476%, 01/25/39 ...... 18,519 18,464,432
Franklin Resources, Inc.
1.600%, 10/30/30 ...... 1,000 887,529
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 180 175,409
GATX Corp.
3.500%, 06/01/32 ...... 400 373,709
6.050%, 03/15/34 ...... 613 653,099
General Electric Co.
6.150%, 08/07/37 ...... 174 190,797
General Motors Co.
4.200%, 10/01/27 ...... 157 157,240
5.400%, 10/15/29 ...... 2,824 2,926,892
5.600%, 10/15/32 ...... 1,696 1,772,278
# 5.000%, 04/01/35 ...... 644 634,117
6.250%, 04/15/35 ...... 750 796,327
6.600%, 04/01/36 ...... 7,857 8,558,772
5.150%, 04/01/38 ...... 3,070 2,961,649
6.250%, 10/02/43 ...... 11,375 11,604,122
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.789%, 02/26/27(*) .... 423 423,974
SOFRINDX+1.35%, FRN,
5.159%, 05/08/27(*) .... 1,263 1,271,485
SOFRINDX+1.05%, FRN,
5.008%, 07/15/27(*) .... 495 496,056
2.400%, 04/10/28 ...... 703 678,360
# 5.650%, 01/17/29 ...... 311 322,376
4.300%, 04/06/29 ...... 1,439 1,440,772
SOFR+1.29%, FRN,
5.289%, 01/07/30(*) .... 3,617 3,619,999
3.600%, 06/21/30 ...... 1,393 1,344,188

15
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.350%, 01/08/31 ...... 1,667 $ 1,502,824
5.750%, 02/08/31 ...... 371 389,937
2.700%, 06/10/31 ...... 1,464 1,331,435
3.100%, 01/12/32 ...... 2,038 1,866,765
5.625%, 04/04/32 ...... 400 416,699
6.400%, 01/09/33 ...... 2,843 3,065,189
6.100%, 01/07/34 ...... 1,130 1,198,225
5.950%, 04/04/34 ...... 3,827 4,016,339
5.450%, 09/06/34 ...... 42 42,656
6.150%, 07/15/35 ...... 103 108,979
Georgia Power Co.
4.950%, 05/17/33 ...... 3,939 4,021,159
5.250%, 03/15/34 ...... 691 712,417
4.300%, 03/15/42 ...... 2,339 2,053,671
Georgia-Pacific LLC
8.875%, 05/15/31 ...... 708 856,127
Gilead Sciences, Inc.
5.100%, 06/15/35 ...... 836 854,659
4.600%, 09/01/35 ...... 200 197,310
2.600%, 10/01/40 ...... 1,610 1,185,715
5.650%, 12/01/41 ...... 7,735 8,025,704
4.800%, 04/01/44 ...... 10,849 10,011,813
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 150 168,015
Global Payments, Inc.
3.200%, 08/15/29 ...... 1,026 980,797
2.900%, 05/15/30 ...... 564 524,314
2.900%, 11/15/31 ...... 858 769,734
# 5.400%, 08/15/32 ...... 3,207 3,254,767
Goldman Sachs Group, Inc.
(The)
2.600%, 02/07/30 ...... 921 864,564
3.800%, 03/15/30 ...... 851 838,114
6.125%, 02/15/33 ...... 2,087 2,272,797
6.250%, 02/01/41 ...... 18,633 20,253,075
4.800%, 07/08/44, MTN . 381 350,588
Halliburton Co.
4.850%, 11/15/35 ...... 10,708 10,545,695
6.700%, 09/15/38 ...... 8,854 9,894,316
7.450%, 09/15/39 ...... 7,103 8,395,763
4.500%, 11/15/41 ...... 1,760 1,536,839
4.750%, 08/01/43 ...... 7,686 6,829,878
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 ...... 1,044 1,032,565
4.000%, 03/12/30 ...... EUR 1,700 2,070,648
Hartford Insurance Group, Inc.
(The)
5.950%, 10/15/36 ...... 250 267,775
6.100%, 10/01/41 ...... 86 91,696
Hasbro, Inc.
# 6.050%, 05/14/34 ...... 2,550 2,708,456
6.350%, 03/15/40 ...... 11,101 11,631,609
5.100%, 05/15/44 ...... 600 536,847
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
HCA, Inc.
5.500%, 03/01/32 ...... 1,400 $ 1,459,733
7.500%, 11/06/33 ...... 4,067 4,656,735
5.600%, 04/01/34 ...... 470 488,141
4.375%, 03/15/42 ...... 3,900 3,329,238
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30 ...... 253 229,898
Ω 5.450%, 06/15/34 ...... 6,190 6,310,052
Healthcare Realty Holdings, LP
3.625%, 01/15/28 ...... 2,342 2,319,040
3.100%, 02/15/30 ...... 653 619,261
2.400%, 03/15/30 ...... 2,893 2,645,537
2.050%, 03/15/31 ...... 51 44,685
# 2.000%, 03/15/31 ...... 445 391,295
Helmerich & Payne, Inc.
# 2.900%, 09/29/31 ...... 3,100 2,798,857
Hess Corp.
7.875%, 10/01/29 ...... 110 123,843
7.300%, 08/15/31 ...... 190 217,521
7.125%, 03/15/33 ...... 200 230,158
6.000%, 01/15/40 ...... 4,161 4,480,715
5.600%, 02/15/41 ...... 6,674 6,904,821
HF Sinclair Corp.
# 6.250%, 01/15/35 ...... 3,100 3,241,191
Highwoods Realty, LP
3.050%, 02/15/30 ...... 2,450 2,289,135
# 2.600%, 02/01/31 ...... 730 655,951
7.650%, 02/01/34 ...... 1,596 1,812,912
Home Depot, Inc. (The)
4.850%, 06/25/31 ...... 500 517,290
5.875%, 12/16/36 ...... 3,450 3,723,159
3.300%, 04/15/40 ...... 4,167 3,398,380
5.400%, 09/15/40 ...... 1,294 1,332,746
5.950%, 04/01/41 ...... 2,779 2,977,002
Honeywell International, Inc.
5.000%, 03/01/35 ...... 400 407,187
5.700%, 03/15/37 ...... 400 424,194
# 5.375%, 03/01/41 ...... 4,500 4,606,063
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 6,284 6,048,741
2.900%, 12/15/31 ...... 964 872,475
5.500%, 04/15/35 ...... 5,053 5,121,420
HP, Inc.
2.650%, 06/17/31 ...... 1,376 1,241,656
# 6.000%, 09/15/41 ...... 2,206 2,197,778
Humana, Inc.
# 5.875%, 03/01/33 ...... 882 913,044
5.550%, 05/01/35 ...... 400 401,107
Huntington Bancshares, Inc.
2.550%, 02/04/30 ...... 1,925 1,795,726
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 11,089 11,425,746

16
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
IBM International Capital Pte,
Ltd.
4.900%, 02/05/34 ...... 1,550 $ 1,556,845
5.250%, 02/05/44 ...... 9,083 8,743,067
Illumina, Inc.
# 2.550%, 03/23/31 ...... 517 469,815
Intel Corp.
4.150%, 08/05/32 ...... 1,250 1,212,062
4.600%, 03/25/40 ...... 6,581 5,906,637
2.800%, 08/12/41 ...... 4,978 3,517,525
4.800%, 10/01/41 ...... 6,398 5,742,245
# 4.250%, 12/15/42 ...... 6,338 5,196,350
5.625%, 02/10/43 ...... 16,686 16,280,045
Intercontinental Exchange, Inc.
2.100%, 06/15/30 ...... 2,764 2,534,530
5.250%, 06/15/31 ...... 4,262 4,449,862
4.600%, 03/15/33 ...... 2,600 2,614,142
International Business Machines
Corp.
3.500%, 05/15/29 ...... 113 111,177
4.400%, 07/27/32 ...... 525 523,260
# 4.750%, 02/06/33 ...... 620 628,039
4.150%, 05/15/39 ...... 9,947 8,876,729
# 5.600%, 11/30/39 ...... 8,400 8,681,952
2.850%, 05/15/40 ...... 10,062 7,557,059
4.000%, 06/20/42 ...... 5,273 4,418,381
International Paper Co.
6.000%, 11/15/41 ...... 435 450,843
Interstate Power and Light Co.
5.700%, 10/15/33 ...... 798 838,989
4.950%, 09/30/34 ...... 200 199,460
6.250%, 07/15/39 ...... 200 214,543
Invitation Homes Operating
Partnership, LP
4.150%, 04/15/32 ...... 346 334,071
Jabil, Inc.
1.700%, 04/15/26 ...... 600 597,232
4.250%, 05/15/27 ...... 315 315,853
3.600%, 01/15/30 ...... 1,402 1,357,361
3.000%, 01/15/31 ...... 1,398 1,298,281
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 7,607 6,922,793
5.670%, 06/08/32 ...... 2,001 2,068,951
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 8,899 9,348,494
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 6,701 6,724,865
Jefferies Financial Group, Inc.
5.875%, 07/21/28 ...... 268 278,439
4.150%, 01/23/30 ...... 5,766 5,690,955
2.625%, 10/15/31 ...... 6,561 5,840,772
2.750%, 10/15/32 ...... 1,531 1,337,851
6.200%, 04/14/34 ...... 11,313 11,897,430
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.250%, 01/15/36 ...... 5,211 $ 5,440,712
6.500%, 01/20/43 ...... 550 567,131
6.625%, 10/23/43 ...... 424 434,871
Jersey Central Power & Light
Co.
Ω 2.750%, 03/01/32 ...... 241 217,465
5.100%, 01/15/35 ...... 7,302 7,397,852
Ω 5.150%, 01/15/36 ...... 4,150 4,203,561
John Deere Capital Corp.
SOFR+0.44%, FRN,
4.159%, 03/06/26(*), MTN 490 490,144
SOFR+0.79%, FRN,
4.508%, 06/08/26(*), MTN 300 300,553
SOFR+0.60%, FRN,
4.306%, 06/11/27(*), MTN 178 178,808
Johnson & Johnson
3.625%, 03/03/37 ...... 2,131 1,926,760
3.400%, 01/15/38 ...... 2,650 2,319,953
5.850%, 07/15/38 ...... 400 437,930
2.100%, 09/01/40 ...... 1,150 809,162
4.500%, 09/01/40 ...... 1,150 1,105,565
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 6,070 6,803,962
5.500%, 10/15/40 ...... 15,190 15,781,462
5.600%, 07/15/41 ...... 5,823 6,019,202
5.400%, 01/06/42 ...... 3,782 3,822,687
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.483%, 04/29/26(*), MTN 2,625 2,627,684
SOFR+1.00%, FRN,
4.706%, 12/08/26(*) .... 1,787 1,796,492
Juniper Networks, Inc.
2.000%, 12/10/30 ...... 1,161 1,032,396
Kemper Corp.
3.800%, 02/23/32 ...... 16,140 14,926,351
KeyCorp.
2.550%, 10/01/29, MTN . 156 147,714
Kilroy Realty, LP
2.650%, 11/15/33 ...... 915 749,385
5.875%, 10/15/35 ...... 2,460 2,478,933
Kimco Realty OP LLC
2.700%, 10/01/30 ...... 213 200,004
2.250%, 12/01/31 ...... 106 94,052
5.300%, 02/01/36 ...... 3,696 3,779,565
Kinder Morgan Energy Partners,
LP
7.750%, 03/15/32 ...... 530 613,135
7.300%, 08/15/33 ...... 1,972 2,266,846
5.800%, 03/15/35 ...... 746 786,084
6.500%, 02/01/37 ...... 827 908,248
6.950%, 01/15/38, MTN . 5,644 6,402,695
6.500%, 09/01/39 ...... 5,866 6,463,871
6.550%, 09/15/40 ...... 2,392 2,603,256
7.500%, 11/15/40 ...... 305 359,734

17
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.375%, 03/01/41 ...... 2,177 $ 2,333,678
5.625%, 09/01/41 ...... 828 820,755
5.000%, 08/15/42 ...... 1,632 1,513,124
4.700%, 11/01/42 ...... 908 812,540
5.000%, 03/01/43 ...... 4,931 4,520,279
5.500%, 03/01/44 ...... 7,398 7,152,039
Kinder Morgan, Inc.
7.800%, 08/01/31, MTN . 3,210 3,720,432
7.750%, 01/15/32, MTN . 3,122 3,628,797
Kraft Heinz Foods Co.
5.000%, 07/15/35 ...... 167 165,491
6.875%, 01/26/39 ...... 734 819,214
Ω 7.125%, 08/01/39 ...... 4,128 4,628,755
4.625%, 10/01/39 ...... 332 299,858
6.500%, 02/09/40 ...... 4,179 4,482,473
5.000%, 06/04/42 ...... 1,437 1,310,611
Kroger Co. (The)
6.900%, 04/15/38 ...... 35 40,152
Kyndryl Holdings, Inc.
3.150%, 10/15/31 ...... 3,776 3,440,660
# 6.350%, 02/20/34 ...... 5,985 6,275,631
4.100%, 10/15/41 ...... 8,295 6,543,059
Lazard Group LLC
4.500%, 09/19/28 ...... 1,346 1,355,351
4.375%, 03/11/29 ...... 559 560,450
Lear Corp.
4.250%, 05/15/29 ...... 1,404 1,400,554
3.500%, 05/30/30 ...... 1,252 1,205,697
2.600%, 01/15/32 ...... 370 330,544
Legg Mason, Inc.
# 5.625%, 01/15/44 ...... 6,883 6,851,977
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 ...... 2,249 2,262,304
Ω 6.500%, 03/15/35 ...... 1,510 1,614,535
Liberty Utilities Finance GP 1
Ω 2.050%, 09/15/30 ...... 986 894,036
Lincoln National Corp.
3.050%, 01/15/30 ...... 2,467 2,349,870
3.400%, 01/15/31 ...... 4,074 3,867,196
3.400%, 03/01/32 ...... 2,557 2,365,455
5.852%, 03/15/34 ...... 1,175 1,226,237
6.150%, 04/07/36 ...... 234 245,153
7.000%, 06/15/40 ...... 10,083 11,285,343
LKQ Corp.
# 6.250%, 06/15/33 ...... 671 702,207
Lockheed Martin Corp.
5.000%, 08/15/35 ...... 1,155 1,177,030
6.150%, 09/01/36 ...... 316 350,398
Loews Corp.
4.125%, 05/15/43 ...... 2,222 1,887,691
Lowe's Cos., Inc.
5.000%, 04/15/40 ...... 100 96,738
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 400 419,443
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.650%, 03/15/35 ...... 2,660 $ 2,710,644
LYB International Finance III
LLC
5.625%, 05/15/33 ...... 2,559 2,576,862
# 5.500%, 03/01/34 ...... 3,464 3,418,538
# 6.150%, 05/15/35 ...... 5,950 6,075,357
3.375%, 10/01/40 ...... 3,656 2,635,514
Marathon Petroleum Corp.
5.700%, 03/01/35 ...... 1,100 1,136,716
6.500%, 03/01/41 ...... 8,992 9,615,154
4.750%, 09/15/44 ...... 1,000 862,921
Mars, Inc.
Ω 4.750%, 04/20/33 ...... 13,435 13,535,693
Ω 3.600%, 04/01/34 ...... 396 364,959
Ω 3.875%, 04/01/39 ...... 1,228 1,077,457
Ω 2.375%, 07/16/40 ...... 200 143,415
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.509%, 11/08/27(*) .... 284 285,325
5.400%, 09/15/33 ...... 213 222,719
4.750%, 03/15/39 ...... 7,138 6,828,830
Mastercard, Inc.
1.900%, 03/15/31 ...... 1,805 1,622,695
4.350%, 01/15/32 ...... 7,565 7,603,444
4.850%, 03/09/33 ...... 1,829 1,874,126
4.875%, 05/09/34 ...... 12,955 13,206,728
4.550%, 01/15/35 ...... 4,341 4,314,402
McDonald's Corp.
6.300%, 10/15/37, MTN . 147 163,242
Merck & Co., Inc.
2.150%, 12/10/31 ...... 1,656 1,477,551
4.500%, 05/17/33 ...... 250 251,331
4.950%, 09/15/35 ...... 8,212 8,299,398
4.750%, 12/04/35 ...... 5,600 5,552,092
3.900%, 03/07/39 ...... 922 820,391
2.350%, 06/24/40 ...... 14,780 10,632,006
3.600%, 09/15/42 ...... 371 298,788
4.150%, 05/18/43 ...... 505 433,799
4.900%, 05/17/44 ...... 150 140,562
Meta Platforms, Inc.
# 4.600%, 05/15/28 ...... 22,818 23,235,042
3.850%, 08/15/32 ...... 11,223 10,858,871
4.750%, 08/15/34 ...... 3,996 3,989,887
4.875%, 11/15/35 ...... 846 836,815
5.500%, 11/15/45 ...... 6,546 6,294,853
MetLife, Inc.
6.500%, 12/15/32 ...... 1,015 1,133,070
5.375%, 07/15/33 ...... 2,825 2,962,822
5.700%, 06/15/35 ...... 395 420,588
5.875%, 02/06/41 ...... 2,111 2,207,511
4.125%, 08/13/42 ...... 5,672 4,825,692
4.875%, 11/13/43 ...... 3,500 3,256,547
Micron Technology, Inc.
5.327%, 02/06/29 ...... 1,513 1,560,595

18
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.663%, 02/15/30 ...... 2,343 $ 2,365,526
# 2.703%, 04/15/32 ...... 923 830,072
5.875%, 02/09/33 ...... 295 314,011
# 5.875%, 09/15/33 ...... 3,348 3,561,443
3.366%, 11/01/41 ...... 1,719 1,330,317
Mid-America Apartments, LP
5.300%, 02/15/32 ...... 5,164 5,378,079
5.000%, 03/15/34 ...... 1,600 1,611,081
4.950%, 03/01/35 ...... 1,150 1,154,295
Mississippi Power Co.
4.250%, 03/15/42 ...... 1,085 932,510
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 2,341 2,172,358
Morgan Stanley
7.250%, 04/01/32 ...... 866 993,502
6.375%, 07/24/42 ...... 6,940 7,688,579
Mosaic Co. (The)
5.450%, 11/15/33 ...... 770 791,779
4.875%, 11/15/41 ...... 11,510 10,406,709
Motorola Solutions, Inc.
2.300%, 11/15/30 ...... 1,937 1,758,058
2.750%, 05/24/31 ...... 2,781 2,554,330
5.600%, 06/01/32 ...... 1,853 1,948,679
MPLX, LP
5.500%, 06/01/34 ...... 1,200 1,226,038
4.500%, 04/15/38 ...... 2,508 2,284,845
National Fuel Gas Co.
# 2.950%, 03/01/31 ...... 5,881 5,381,574
5.950%, 03/15/35 ...... 1,000 1,048,091
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.619%, 02/05/27(*) .... 300 301,346
# 8.000%, 03/01/32 ...... 1,238 1,472,488
NBCUniversal Media LLC
6.400%, 04/30/40 ...... 295 318,083
5.950%, 04/01/41 ...... 1,281 1,305,970
4.450%, 01/15/43 ...... 1,820 1,547,794
Nestle Capital Corp.
Ω 4.750%, 03/12/31 ...... 7,000 7,191,753
Ω # 4.875%, 03/12/34 ...... 3,490 3,574,513
Nestle Holdings, Inc.
Ω 5.000%, 03/14/28 ...... 2,400 2,457,642
Ω 3.625%, 09/24/28 ...... 15,747 15,690,744
Ω # 5.000%, 09/12/30 ...... 5,000 5,201,981
Ω 4.850%, 03/14/33 ...... 250 255,578
Ω 3.900%, 09/24/38 ...... 18,477 16,676,688
NewMarket Corp.
2.700%, 03/18/31 ...... 2,860 2,618,718
Newmont Corp.
5.450%, 06/09/44 ...... 434 431,203
NextEra Energy Capital
Holdings, Inc.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFRINDX+0.80%, FRN,
4.636%, 02/04/28(*) .... 1,160 $ 1,166,751
2.250%, 06/01/30 ...... 1,183 1,087,945
# 2.440%, 01/15/32 ...... 3,869 3,443,151
5.300%, 03/15/32 ...... 400 415,497
5.000%, 07/15/32 ...... 4,240 4,336,829
5.050%, 02/28/33 ...... 2,060 2,105,491
5.250%, 03/15/34 ...... 3,951 4,046,874
5.450%, 03/15/35 ...... 7,200 7,418,190
NIKE, Inc.
3.250%, 03/27/40 ...... 5,335 4,293,454
NiSource, Inc.
5.250%, 02/15/43 ...... 300 286,514
NNN REIT, Inc.
5.600%, 10/15/33 ...... 400 416,962
NOV, Inc.
3.950%, 12/01/42 ...... 16,600 13,085,845
Novartis Capital Corp.
4.000%, 09/18/31 ...... 125 124,549
4.300%, 11/05/32 ...... 5,229 5,210,716
4.200%, 09/18/34 ...... 12,995 12,691,920
4.600%, 11/05/35 ...... 2,994 2,964,255
4.400%, 05/06/44 ...... 450 399,569
Nucor Corp.
3.125%, 04/01/32 ...... 1,275 1,186,493
5.100%, 06/01/35 ...... 709 722,379
6.400%, 12/01/37 ...... 500 560,785
NVIDIA Corp.
3.500%, 04/01/40 ...... 200 168,663
Oklahoma Gas and Electric Co.
5.850%, 06/01/40 ...... 1,627 1,678,163
5.250%, 05/15/41 ...... 332 325,833
4.550%, 03/15/44 ...... 50 43,340
Omnicom Group, Inc.
Ω 3.375%, 03/01/41 ...... 158 118,942
ONE Gas, Inc.
4.250%, 09/01/32 ...... 400 394,105
ONEOK Partners, LP
6.650%, 10/01/36 ...... 50 54,652
6.850%, 10/15/37 ...... 1,000 1,108,181
6.125%, 02/01/41 ...... 1,143 1,182,951
ONEOK, Inc.
4.350%, 03/15/29 ...... 1,078 1,081,859
3.400%, 09/01/29 ...... 704 684,302
6.350%, 01/15/31 ...... 3,456 3,706,502
6.100%, 11/15/32 ...... 395 422,490
6.000%, 06/15/35 ...... 400 422,673
Oracle Corp.
2.950%, 04/01/30 ...... 177 163,543
3.250%, 05/15/30 ...... 206 192,185
2.875%, 03/25/31 ...... 777 698,034
6.250%, 11/09/32 ...... 414 432,128
4.300%, 07/08/34 ...... 730 659,230
3.900%, 05/15/35 ...... 4,673 4,028,220

19
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.850%, 07/15/36 ...... 2,364 $ 1,978,149
3.800%, 11/15/37 ...... 1,703 1,371,212
6.500%, 04/15/38 ...... 1,543 1,579,040
6.125%, 07/08/39 ...... 761 752,056
3.600%, 04/01/40 ...... 1,160 856,769
5.375%, 07/15/40 ...... 4,021 3,623,499
3.650%, 03/25/41 ...... 545 397,687
Ovintiv , Inc.
# 6.250%, 07/15/33 ...... 2,589 2,748,900
6.500%, 08/15/34 ...... 976 1,050,747
6.500%, 02/01/38 ...... 5,330 5,626,903
Owens Corning
3.950%, 08/15/29 ...... 215 213,504
3.875%, 06/01/30 ...... 281 275,664
PACCAR Financial Corp.
5.000%, 03/22/34, MTN . 759 780,550
Parker-Hannifin Corp.
6.250%, 05/15/38, MTN . 1,334 1,469,314
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
4.376%, 03/06/28(*) .... 950 952,873
5.150%, 06/01/34 ...... 5,000 5,104,361
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 3.350%, 11/01/29 ...... 184 177,465
Ω 6.200%, 06/15/30 ...... 475 506,349
Pentair Finance Sarl
5.900%, 07/15/32 ...... 3,000 3,180,007
Pfizer Investment Enterprises
Pte, Ltd.
5.110%, 05/19/43 ...... 4,200 4,036,314
Pfizer, Inc.
3.900%, 03/15/39 ...... 400 353,281
7.200%, 03/15/39 ...... 21,772 25,898,125
2.550%, 05/28/40 ...... 6,841 5,019,138
5.600%, 09/15/40 ...... 2,495 2,598,518
Philip Morris International, Inc.
5.125%, 02/15/30 ...... 1,374 1,418,373
5.125%, 02/13/31 ...... 1,550 1,604,264
4.750%, 11/01/31 ...... 800 815,065
5.750%, 11/17/32 ...... 3,461 3,691,953
5.375%, 02/15/33 ...... 4,056 4,221,261
5.625%, 09/07/33 ...... 6,265 6,629,069
5.250%, 02/13/34 ...... 643 663,777
6.375%, 05/16/38 ...... 5,672 6,285,309
4.375%, 11/15/41 ...... 11,442 10,161,859
4.500%, 03/20/42 ...... 5,383 4,813,944
3.875%, 08/21/42 ...... 10,953 9,026,602
4.125%, 03/04/43 ...... 10,733 9,123,856
Phillips 66
4.650%, 11/15/34 ...... 3,817 3,728,976
4.875%, 11/15/44 ...... 3,300 2,913,013
Phillips 66 Co.
5.250%, 06/15/31 ...... 800 829,368
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 5.300%, 06/30/33 ...... 12,193 $ 12,526,616
4.950%, 03/15/35 ...... 5,721 5,687,021
5.875%, 05/01/42 ...... 10,444 10,519,501
Plains All American Pipeline,
LP/PAA Finance Corp.
3.800%, 09/15/30 ...... 2,086 2,031,523
5.600%, 01/15/36 ...... 250 253,643
6.700%, 05/15/36 ...... 1,637 1,775,577
6.650%, 01/15/37 ...... 3,461 3,761,744
5.150%, 06/01/42 ...... 3,815 3,520,303
4.300%, 01/31/43 ...... 12,606 10,431,913
4.700%, 06/15/44 ...... 1,000 856,991
PNC Financial Services Group,
Inc. (The)
3.450%, 04/23/29 ...... 559 550,850
2.550%, 01/22/30 ...... 2,478 2,332,898
Primerica, Inc.
2.800%, 11/19/31 ...... 413 375,450
Principal Financial Group, Inc.
3.700%, 05/15/29 ...... 434 427,986
2.125%, 06/15/30 ...... 596 543,515
5.375%, 03/15/33 ...... 360 373,157
6.050%, 10/15/36 ...... 2,960 3,210,964
4.625%, 09/15/42 ...... 233 207,563
Progress Energy, Inc.
7.750%, 03/01/31 ...... 776 887,625
7.000%, 10/30/31 ...... 183 205,081
6.000%, 12/01/39 ...... 3,935 4,166,391
Progressive Corp. (The)
6.250%, 12/01/32 ...... 737 812,067
Prologis, LP
1.750%, 07/01/30 ...... 3,095 2,788,977
2.250%, 01/15/32 ...... 400 354,951
4.625%, 01/15/33 ...... 400 402,304
4.750%, 06/15/33 ...... 4,400 4,424,453
5.125%, 01/15/34 ...... 1,900 1,942,606
5.000%, 03/15/34 ...... 800 812,617
5.000%, 01/31/35 ...... 5,250 5,300,573
# 5.250%, 05/15/35 ...... 4,250 4,366,020
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 648 733,903
3.000%, 03/10/40, MTN . 400 311,117
6.625%, 06/21/40, MTN . 537 607,766
6.200%, 11/15/40, MTN . 868 915,175
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.645%, 04/16/27(*) .... 4,910 4,926,938
0.500%, 09/09/30 ...... EUR 5,000 5,302,237
2.300%, 05/01/31 ...... 145 131,465
2.250%, 11/09/31 ...... 264 236,196
5.100%, 08/01/33 ...... 1,631 1,684,219
PulteGroup, Inc.
7.875%, 06/15/32 ...... 1,891 2,215,311
6.375%, 05/15/33 ...... 688 753,861

20
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.000%, 02/15/35 ...... 829 $ 887,886
Quanta Services, Inc.
2.900%, 10/01/30 ...... 762 714,296
2.350%, 01/15/32 ...... 194 171,751
3.050%, 10/01/41 ...... 365 271,041
Radian Group, Inc.
6.200%, 05/15/29 ...... 480 504,031
Raymond James Financial, Inc.
# 4.650%, 04/01/30 ...... 5,797 5,900,416
Rayonier, LP
2.750%, 05/17/31 ...... 1,261 1,143,047
Realty Income Corp.
3.200%, 01/15/27 ...... 3,604 3,581,921
2.100%, 03/15/28 ...... 650 626,073
4.000%, 07/15/29 ...... 3,508 3,499,434
3.400%, 01/15/30 ...... 5,609 5,446,746
4.875%, 07/06/30 ...... EUR 17,500 22,233,266
3.250%, 01/15/31 ...... 2,359 2,240,812
3.200%, 02/15/31 ...... 2,998 2,838,657
2.700%, 02/15/32 ...... 1,671 1,513,434
5.625%, 10/13/32 ...... 7,352 7,790,497
2.850%, 12/15/32 ...... 2,100 1,885,053
1.800%, 03/15/33 ...... 838 696,578
4.900%, 07/15/33 ...... 5,962 6,029,199
# 5.125%, 02/15/34 ...... 550 562,028
5.875%, 03/15/35 ...... 1,915 2,056,819
5.125%, 04/15/35 ...... 2,894 2,940,720
Reinsurance Group of America,
Inc.
3.150%, 06/15/30 ...... 631 598,721
6.000%, 09/15/33 ...... 500 531,699
5.750%, 09/15/34 ...... 5,100 5,303,900
Revvity , Inc.
2.550%, 03/15/31 ...... 747 677,413
Roche Holdings, Inc.
Ω 5.593%, 11/13/33 ...... 586 625,533
Ω 4.985%, 03/08/34 ...... 2,800 2,876,871
Ω 4.592%, 09/09/34 ...... 10,511 10,486,995
Royalty Pharma PLC
2.200%, 09/02/30 ...... 225 204,669
2.150%, 09/02/31 ...... 362 319,847
5.400%, 09/02/34 ...... 1,200 1,228,991
3.300%, 09/02/40 ...... 11,600 9,014,415
RTX Corp.
5.400%, 05/01/35 ...... 200 209,500
6.125%, 07/15/38 ...... 299 327,494
4.450%, 11/16/38 ...... 100 94,009
4.500%, 06/01/42 ...... 956 865,696
Salesforce, Inc.
2.700%, 07/15/41 ...... 1,852 1,328,136
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29 ...... 212 214,096
Ω # 4.850%, 05/15/33 ...... 1,150 1,154,270
Ω 5.000%, 06/01/34 ...... 529 533,995
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Selective Insurance Group, Inc.
5.900%, 04/15/35 ...... 1,401 $ 1,464,911
Sempra
3.700%, 04/01/29 ...... 100 98,524
3.800%, 02/01/38 ...... 454 389,956
6.000%, 10/15/39 ...... 5,034 5,209,369
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.594%, 11/06/30(*) .... 256 257,219
4.125%, 05/11/35 ...... 2,130 2,041,243
4.750%, 01/06/36 ...... 118 117,176
Ω 6.375%, 12/15/38 ...... 37,300 41,639,351
Ω 5.500%, 03/25/40 ...... 23,940 24,437,781
4.550%, 08/12/43 ...... 16,721 14,976,860
4.375%, 05/11/45 ...... 2,088 1,801,153
Shell International Finance BV
2.875%, 11/26/41 ...... 2,655 1,949,366
3.625%, 08/21/42 ...... 805 648,474
Simon Property Group, LP
2.200%, 02/01/31 ...... 4,480 4,052,126
2.250%, 01/15/32 ...... 2,323 2,052,052
# 2.650%, 02/01/32 ...... 752 678,280
5.500%, 03/08/33 ...... 8,725 9,160,244
6.250%, 01/15/34 ...... 6,501 7,100,994
4.750%, 09/26/34 ...... 4,112 4,077,814
5.125%, 10/01/35 ...... 3,900 3,947,209
6.750%, 02/01/40 ...... 9,782 11,204,758
4.750%, 03/15/42 ...... 1,562 1,439,591
Southern Co. Gas Capital Corp.
5.750%, 09/15/33 ...... 3,991 4,220,567
4.950%, 09/15/34 ...... 10,875 10,882,577
5.875%, 03/15/41 ...... 10,572 10,928,155
4.400%, 06/01/43 ...... 1,220 1,048,248
Southwest Gas Corp.
2.200%, 06/15/30 ...... 1,091 996,545
4.050%, 03/15/32 ...... 3,392 3,280,848
Southwestern Electric Power
Co.
5.300%, 04/01/33 ...... 127 129,988
6.200%, 03/15/40 ...... 314 331,850
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 11,696 10,759,407
3.000%, 05/15/32 ...... 7,450 6,770,293
5.200%, 09/01/40 ...... 8,594 8,319,171
State Street Corp.
SOFR+0.64%, FRN,
4.548%, 10/22/27(*) .... 300 301,469
# 4.834%, 04/24/30 ...... 329 338,001
Store Capital LLC
Ω 5.400%, 04/30/30 ...... 900 916,577
2.700%, 12/01/31 ...... 2,250 1,991,380
Sun Communities Operating, LP
4.200%, 04/15/32 ...... 934 906,534
Synchrony Financial

21
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.875%, 10/28/31 ...... 1,285 $ 1,147,595
Tanger Properties, LP
2.750%, 09/01/31 ...... 521 473,333
Tapestry, Inc.
5.500%, 03/11/35 ...... 9,500 9,691,087
Targa Resources Corp.
4.200%, 02/01/33 ...... 937 896,367
6.125%, 03/15/33 ...... 4,847 5,179,103
Target Corp.
5.250%, 02/15/36 ...... 300 307,262
6.500%, 10/15/37 ...... 100 112,707
TD SYNNEX Corp.
6.100%, 04/12/34 ...... 2,150 2,269,695
Texas Instruments, Inc.
1.900%, 09/15/31 ...... 3,896 3,460,187
4.900%, 03/14/33 ...... 2,002 2,063,924
4.850%, 02/08/34 ...... 10,400 10,654,653
3.875%, 03/15/39 ...... 3,414 3,036,389
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41 ...... 200 147,585
Timken Co. (The)
4.125%, 04/01/32 ...... 295 283,104
TPG Operating Group II LP
5.375%, 01/15/36 ...... 3,100 3,077,908
TPG Operating Group II, LP
5.875%, 03/05/34 ...... 4,000 4,157,182
Transcontinental Gas Pipe Line
Co. LLC
4.450%, 08/01/42 ...... 68 59,682
Travelers Cos., Inc. (The)
5.350%, 11/01/40 ...... 150 151,852
Trimble, Inc.
6.100%, 03/15/33 ...... 100 106,928
TWDC Enterprises 18 Corp.
4.375%, 08/16/41 ...... 250 223,959
UDR, Inc.
3.000%, 08/15/31 ...... 100 92,714
United Parcel Service, Inc.
6.200%, 01/15/38 ...... 2,161 2,384,910
5.200%, 04/01/40 ...... 4,289 4,323,755
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.458%, 07/15/26(*) .... 743 744,179
4.200%, 05/15/32 ...... 800 787,144
5.350%, 02/15/33 ...... 2,128 2,211,665
5.000%, 04/15/34 ...... 2,627 2,653,420
5.150%, 07/15/34 ...... 4,600 4,693,038
5.800%, 03/15/36 ...... 2,225 2,354,387
6.500%, 06/15/37 ...... 1,950 2,169,502
6.625%, 11/15/37 ...... 8,499 9,519,229
6.875%, 02/15/38 ...... 9,837 11,263,314
3.500%, 08/15/39 ...... 6,611 5,459,107
2.750%, 05/15/40 ...... 11,574 8,553,651
5.700%, 10/15/40 ...... 4,760 4,890,568
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.950%, 02/15/41 ...... 395 $ 412,137
3.050%, 05/15/41 ...... 7,200 5,416,974
4.625%, 11/15/41 ...... 2,279 2,059,282
4.375%, 03/15/42 ...... 2,145 1,876,406
3.950%, 10/15/42 ...... 926 762,542
5.500%, 07/15/44 ...... 8,920 8,769,580
Unum Group
5.750%, 08/15/42 ...... 6,080 6,065,733
Valero Energy Corp.
7.500%, 04/15/32 ...... 410 471,056
6.625%, 06/15/37 ...... 1,274 1,405,302
Ventas Realty, LP
5.700%, 09/30/43 ...... 302 304,536
VeriSign, Inc.
2.700%, 06/15/31 ...... 536 487,685
Verizon Communications, Inc.
2.550%, 03/21/31 ...... 1,427 1,303,797
2.355%, 03/15/32 ...... 4,579 4,036,910
4.500%, 08/10/33 ...... 2,800 2,749,984
6.400%, 09/15/33 ...... 935 1,027,310
4.400%, 11/01/34 ...... 5,018 4,830,194
4.780%, 02/15/35 ...... 390 382,755
5.250%, 04/02/35 ...... 1,938 1,963,247
5.850%, 09/15/35 ...... 850 904,416
5.000%, 01/15/36 ...... 250 247,129
4.272%, 01/15/36 ...... 4,681 4,387,055
5.250%, 03/16/37 ...... 3,799 3,804,662
Ω 5.401%, 07/02/37 ...... 7,179 7,242,897
4.812%, 03/15/39 ...... 16,847 15,959,455
2.650%, 11/20/40 ...... 13,758 9,803,427
3.400%, 03/22/41 ...... 17,907 13,953,879
2.850%, 09/03/41 ...... 7,041 5,065,559
3.850%, 11/01/42 ...... 1,222 977,181
6.550%, 09/15/43 ...... 1,774 1,942,635
Virginia Electric and Power Co.
2.400%, 03/30/32 ...... 400 356,196
5.000%, 04/01/33 ...... 3,590 3,657,755
5.300%, 08/15/33 ...... 1,675 1,733,303
5.000%, 01/15/34 ...... 1,650 1,669,424
5.050%, 08/15/34 ...... 900 911,316
5.150%, 03/15/35 ...... 1,771 1,796,172
4.900%, 09/15/35 ...... 2,250 2,236,102
6.000%, 01/15/36 ...... 1,186 1,271,939
6.000%, 05/15/37 ...... 2,255 2,419,383
6.350%, 11/30/37 ...... 350 382,836
8.875%, 11/15/38 ...... 8,744 11,662,147
4.000%, 01/15/43 ...... 2,150 1,770,660
4.650%, 08/15/43 ...... 950 848,587
4.450%, 02/15/44 ...... 1,458 1,262,931
Visa, Inc.
# 2.050%, 04/15/30 ...... 570 528,592
# 4.150%, 12/14/35 ...... 1,805 1,742,271
2.700%, 04/15/40 ...... 4,141 3,172,891
W.P. Carey, Inc.

22
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.400%, 02/01/31 ...... 144 $ 130,089
Walmart, Inc.
4.900%, 04/28/35 ...... 1,150 1,177,436
6.200%, 04/15/38 ...... 550 618,069
3.950%, 06/28/38 ...... 200 185,497
5.625%, 04/01/40 ...... 100 106,551
4.875%, 07/08/40 ...... 454 451,572
5.000%, 10/25/40 ...... 1,150 1,163,795
Walt Disney Co. (The)
# 6.200%, 12/15/34 ...... 100 111,652
6.650%, 11/15/37 ...... 1,305 1,483,368
6.900%, 08/15/39 ...... 1,750 1,995,571
3.500%, 05/13/40 ...... 5,732 4,772,876
6.150%, 02/15/41 ...... 4,533 4,895,237
5.400%, 10/01/43 ...... 400 400,384
4.750%, 09/15/44 ...... 400 365,548
Wells Fargo & Co.
4.150%, 01/24/29, MTN . 414 415,716
5.375%, 02/07/35 ...... 110 115,008
Wells Fargo Bank NA
# 5.254%, 12/11/26 ...... 1,492 1,509,122
SOFR+1.07%, FRN,
4.760%, 12/11/26(*) .... 4,442 4,470,975
Welltower OP LLC
3.100%, 01/15/30 ...... 178 170,671
2.750%, 01/15/31 ...... 121 112,560
2.800%, 06/01/31 ...... 529 489,465
6.500%, 03/15/41 ...... 510 571,615
Western Midstream Operating,
LP
5.450%, 11/15/34 ...... 950 956,351
5.450%, 04/01/44 ...... 1,500 1,372,615
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 2,993 2,756,334
# 6.200%, 11/17/36 ...... 6,521 6,808,599
6.200%, 06/21/40 ...... 943 975,069
Westlake Corp.
2.875%, 08/15/41 ...... 48 32,633
Weyerhaeuser Co.
7.375%, 03/15/32 ...... 1,074 1,222,285
Williams Cos., Inc. (The)
7.500%, 01/15/31 ...... 1,361 1,542,639
2.600%, 03/15/31 ...... 186 170,248
7.750%, 06/15/31 ...... 270 308,641
5.150%, 03/15/34 ...... 400 405,340
6.300%, 04/15/40 ...... 4,432 4,772,987
Wisconsin Power and Light Co.
3.950%, 09/01/32 ...... 15,000 14,443,577
4.950%, 04/01/33 ...... 400 405,338
5.375%, 03/30/34 ...... 1,601 1,651,425
6.375%, 08/15/37 ...... 655 719,973
WRKCo , Inc.
4.000%, 03/15/28 ...... 140 140,087
4.200%, 06/01/32 ...... 344 334,965
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.000%, 06/15/33 ...... 207 $ 184,494
Xcel Energy, Inc.
6.500%, 07/01/36 ...... 822 894,994
Zoetis, Inc.
5.000%, 08/17/35 ...... 4,250 4,279,090
TOTAL UNITED STATES .. 3,212,122,402
TOTAL BONDS .......... 4,708,824,746
U.S. TREASURY OBLIGATIONS
— (36.7%)
U.S. Treasury Bill
3.560%, 02/03/26 ..... 25,000 24,997,509
U.S. Treasury Bonds
6.000%, 02/15/26 ..... 75,000 75,057,564
6.750%, 08/15/26 ..... 55,000 55,883,008
6.125%, 08/15/29 ..... 912 985,530
4.250%, 05/15/39 ..... 20,000 19,520,312
1.125%, 05/15/40 ..... 45,000 28,432,617
1.125%, 08/15/40 ..... 20,000 12,510,156
1.375%, 11/15/40 ..... 15,000 9,703,125
2.000%, 11/15/41 ..... 106 73,736
3.250%, 05/15/42 ..... 678 563,243
3.875%, 02/15/43 ..... 167 149,719
3.875%, 05/15/43 ..... 9,923 8,871,395
3.625%, 08/15/43 ..... 19,176 16,508,589
4.375%, 08/15/43 ..... 480 456,900
4.500%, 02/15/44 ..... 8,720 8,405,603
4.625%, 05/15/44 ..... 11,714 11,456,384
4.125%, 08/15/44 ..... 90,416 82,681,193
4.625%, 11/15/44 ..... 69,193 67,511,826
4.750%, 02/15/45 ..... 42,221 41,828,476
5.000%, 05/15/45 ..... 52,853 54,009,159
2.875%, 08/15/45 ..... 15,000 11,224,219
4.875%, 08/15/45 ..... 40,593 40,827,678
U.S. Treasury Notes
4.625%, 02/28/26 ..... 40,000 40,023,349
0.500%, 02/28/26 ..... 30,000 29,930,286
USBMMY3M + 0.15%,
FRN, 3.763% 04/30/26(*) 269,381 269,443,402
0.750%, 05/31/26 ..... – 99
USBMMY3M + 0.18%,
FRN, 3.795% 07/31/26(*) 208,620 208,737,121
USBMMY3M + 0.21%,
FRN, 3.818% 10/31/26(*) 233,323 233,564,333
USBMMY3M + 0.10%,
FRN, 3.711% 01/31/27(*) 236,942 237,029,825
USBMMY3M + 0.16%,
FRN, 3.773% 04/30/27(*) 350,269 350,708,108
USBMMY3M + 0.16%,
FRN, 3.772% 07/31/27(*) 317,001 317,378,012
USBMMY3M + 0.19%,
FRN, 3.803% 10/31/27(*) 123,836 124,045,954
1.375%, 12/31/28 ..... 7,557 7,096,200
1.750%, 01/31/29 ..... 12,372 11,721,987

23
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
U.S. Treasury Notes
1.875%, 02/28/29 ..... 6,692 $ 6,354,786
2.375%, 03/31/29 ..... 65,931 63,474,040
4.125%, 03/31/29 ..... 18,000 18,262,969
2.875%, 04/30/29 ..... 53,419 52,177,425
4.500%, 05/31/29 ..... 18,000 18,473,906
3.250%, 06/30/29 ..... 73,881 72,925,445
4.250%, 06/30/29 ..... 16,000 16,300,625
2.625%, 07/31/29 ..... 2,134 2,061,894
3.125%, 08/31/29 ..... 116 113,852
3.875%, 09/30/29 ..... 617 620,904
3.875%, 12/31/29 ..... 6,474 6,512,187
3.500%, 01/31/30 ..... 11,565 11,472,390
4.000%, 02/28/30 ..... 31,950 32,273,244
3.500%, 04/30/30 ..... 836 828,097
0.625%, 05/15/30 ..... 20,000 17,548,438
3.750%, 05/31/30 ..... 15,447 15,443,983
3.750%, 06/30/30 ..... 19,650 19,644,627
4.000%, 07/31/30 ..... 10,819 10,924,232
4.125%, 08/31/30 ..... 18,000 18,257,344
4.625%, 09/30/30 ..... 5,510 5,706,294
4.875%, 10/31/30 ..... 28,057 29,373,268
4.375%, 11/30/30 ..... 60,078 61,591,684
3.750%, 12/31/30 ..... 1,237 1,233,956
4.000%, 01/31/31 ..... 14,921 15,045,730
4.250%, 02/28/31 ..... 43,536 44,389,714
4.125%, 03/31/31 ..... 38,047 38,567,174
4.625%, 04/30/31 ..... 44,121 45,758,303
1.250%, 08/15/31 ..... 88,908 77,318,704
4.125%, 10/31/31 ..... 28,000 28,315,000
1.375%, 11/15/31 ..... 92,740 80,629,460
4.125%, 11/30/31 ..... 30,281 30,611,016
4.375%, 01/31/32 ..... 61,122 62,559,322
Face
Amount^
Value
(000)
U.S. Treasury Notes
1.875%, 02/15/32 ..... 115,052 $ 102,351,338
4.125%, 02/29/32 ..... 40,000 40,389,062
4.125%, 03/31/32 ..... 47,000 47,449,805
4.000%, 04/30/32 ..... 43,810 43,907,546
2.875%, 05/15/32 ..... 90,477 85,016,572
4.125%, 05/31/32 ..... 6,728 6,785,556
4.000%, 06/30/32 ..... 3,767 3,772,445
4.000%, 07/31/32 ..... 7,646 7,652,870
2.750%, 08/15/32 ..... 91,535 85,031,009
3.875%, 08/31/32 ..... 26,963 26,775,523
3.750%, 10/31/32 ..... 8,769 8,632,669
4.125%, 11/15/32 ..... 77,543 78,060,963
3.750%, 11/30/32 ..... 13,988 13,762,881
3.875%, 12/31/32 ..... 29,161 28,901,285
3.500%, 02/15/33 ..... 101,853 98,518,905
3.375%, 05/15/33 ..... 66,420 63,566,016
3.875%, 08/15/33 ..... 59,500 58,716,738
4.500%, 11/15/33 ..... 71,223 73,125,990
4.000%, 02/15/34 ..... 11,677 11,580,300
4.000%, 11/15/35 ..... 13,567 13,289,300
TOTAL U.S. TREASURY
OBLIGATIONS ........... 4,203,393,403
TOTAL INVESTMENT
SECURITIES — ( 98.4% )
(Cost $11,140,293,489) .... 11,253,472,297
Shares Value
SECURITIES LENDING
COLLATERAL — (1.6%)
@§ The DFA Short Term
Investment Fund ...... 15,957,593 184,629,356
TOTAL INVESTMENTS
— (100.0%)
(Cost $11,324,922,846) .... $ 11,438,101,653
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $683,299,047 which represented 7.4% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
# Total or Partial Securities on Loan
(*) The Adjustable rate shown is effective as of January 31, 2026.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
EUR Euro
FRN Floating Rate Note

24
Dimensional Core Fixed Income ETF
continued
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of January 31, 2026, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 21,278,358 AUD 30,212,787 ANZ Banking Group, Ltd. 03/04/26 $ 113,652
USD 20,250,936 AUD 30,212,787 ANZ Banking Group, Ltd. 02/02/26 $ (914,630)
USD 63,320,100 AUD 94,692,432 Citigroup 02/04/26 (3,016,584)
USD 26,738,483 NZD 47,039,382 ANZ Banking Group, Ltd. 02/05/26 (1,715,305)
USD 59,992,697 NZD 103,609,927 ANZ Banking Group, Ltd. 02/09/26 (2,688,914)
USD 37,617,442 EUR 32,148,956 Citigroup 02/09/26 (638,831)
USD 19,295,188 NZD 32,764,045 ANZ Banking Group, Ltd. 03/27/26 (561,422)
USD 53,256,525 JPY 8,401,523,013 ANZ Banking Group, Ltd. 03/27/26 (1,444,313)
EUR 1,294,605 USD 1,555,482 HSBC Bank 03/27/26 (11,464)
USD 70,533,273 EUR 60,105,380 State Street Bank and Trust 03/27/26 (1,151,756)
Total (Depreciation) $(12,143,219)
Total Appreciation (Depreciation) $(12,029,567)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $ — $ 2,341,254,148 $ — $ 2,341,254,148
Bonds
Australia ............................. — 242,679,562 — 242,679,562
Belgium ............................. — 7,850,432 — 7,850,432
Canada ............................. — 252,684,930 — 252,684,930
Denmark ............................ — 363,831 — 363,831
Finland .............................. — 17,903,035 — 17,903,035
France .............................. — 73,790,322 — 73,790,322
Germany ............................ — 150,593,438 — 150,593,438
Ireland .............................. — 10,621,169 — 10,621,169
Italy ................................ — 35,313,843 — 35,313,843
Japan ............................... — 214,229,081 — 214,229,081
Luxembourg .......................... — 28,135,327 — 28,135,327
Netherlands .......................... — 33,072,685 — 33,072,685
New Zealand ......................... — 109,564,233 — 109,564,233
Norway .............................. — 62,761,557 — 62,761,557
Singapore ............................ — 7,121,014 — 7,121,014
Spain ............................... — 40,293,474 — 40,293,474
Supranational ......................... — 61,262,950 — 61,262,950
Sweden ............................. — 19,137,845 — 19,137,845
Switzerland ........................... — 3,844,026 — 3,844,026

25
Dimensional Core Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United Kingdom ....................... $ — $ 125,479,590 $ — $ 125,479,590
United States ......................... — 3,212,122,402 — 3,212,122,402
U.S. Treasury Obligations ................. — 4,203,393,403 — 4,203,393,403
Securities Lending Collateral ............... — 184,629,356 — 184,629,356
Total Investments ........................ $— $11,438,101,653 $— $11,438,101,653
Financial Instruments
Assets
Forward Currency Contract s ** .............. — 113,652 — 113,652
Liabilities
Forward Currency Contracts** .............. — (12,143,219) — (12,143,219)
Total Other Financial Instruments ........... $– $(12,029,567) $– $(12,029,567)
**
Valued at the unrealized appreciation (depreciation) on the investment.

26
Dimensional Short-Duration Fixed Income ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
,
Face
Amount ^
Value
(000)
BONDS — (93.2%)
AUSTRALIA — (5.2%)
ANZ New Zealand Int'l, Ltd.
Ω # 5.355%, 08/14/28 ...... 5,394 $ 5,580,150
APA Infrastructure, Ltd.
0.750%, 03/15/29, MTN . EUR 10,100 11,251,180
ASB Bank, Ltd.
Ω 5.398%, 11/29/27 ...... 222 227,821
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.81%, FRN,
4.745%, 01/18/27(*) .... 7,000 7,036,183
Ω SOFR+0.81%, FRN,
4.745%, 01/18/27(*) .... 348 349,799
Ω SOFR+0.68%, FRN,
4.625%, 07/16/27(*) .... 1,684 1,692,780
Ω SOFR+0.65%, FRN,
4.686%, 09/30/27(*) .... 329 330,277
5.350%, 11/04/27, MTN . AUD 4,982 3,530,451
4.500%, 03/31/28, MTN . AUD 7,751 5,403,844
Ω # SOFR+0.62%, FRN,
4.302%, 06/18/28(*) .... 7,245 7,276,254
4.950%, 09/11/28, MTN . AUD 3,500 2,461,316
Ω SOFR+0.85%, FRN,
4.534%, 12/16/29(*) .... 1,376 1,391,987
4.615%, 12/16/29 ...... 4,720 4,823,404
Ω SOFR+0.68%, FRN,
4.404%, 12/08/30(*) .... 793 795,577
Bank of New Zealand
Ω SOFR+0.81%, FRN,
4.695%, 01/27/27(*) .... 250 251,128
3.661%, 07/17/29, MTN . EUR 530 647,092
BHP Billiton Finance USA, Ltd.
5.250%, 09/08/30 ...... 515 535,720
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.434%, 03/13/26(*) .... 9,407 9,413,309
Ω SOFR+0.52%, FRN,
4.204%, 06/15/26(*) .... 1,150 1,151,320
Ω SOFR+0.46%, FRN,
4.206%, 11/27/26(*) .... 977 980,258
Ω # SOFR+0.97%, FRN,
4.654%, 03/14/27(*) .... 205 206,350
4.400%, 08/18/27, MTN . AUD 4,510 3,149,212
5.000%, 01/13/28, MTN . AUD 15,700 11,057,917
Ω SOFR+0.64%, FRN,
4.324%, 03/14/28(*) .... 5,418 5,443,501
BBSW3M+0.95%, FRN,
4.603%, 08/17/28(*), MTN AUD 6,000 4,247,686
Ω SOFR+0.81%, FRN,
4.494%, 03/14/30(*) .... 6,492 6,553,855
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
# SOFR+0.78%, FRN,
4.801%, 10/01/30(*), MTN 610 $ 615,741
Ω SOFR+0.78%, FRN,
4.455%, 10/01/30(*) .... 1,960 1,978,446
CSL Finance PLC
Ω 4.050%, 04/27/29 ...... 2,135 2,128,648
Glencore Capital Finance DAC
0.750%, 03/01/29, MTN . EUR 5,770 6,467,404
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
5.071%, 04/04/27(*) .... 1,052 1,056,998
Ω 5.400%, 05/08/28 ...... 2,160 2,219,585
Ω 5.371%, 04/04/29 ...... 8,093 8,372,052
Ω 5.186%, 04/01/30 ...... 2,523 2,597,280
Ω 2.500%, 09/01/30 ...... 2,100 1,932,525
Ω 6.375%, 10/06/30 ...... 2,509 2,705,122
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
4.906%, 12/07/26(*) .... 2,400 2,418,227
Ω SOFR+0.92%, FRN,
4.939%, 07/02/27(*) .... 16,591 16,710,621
Ω SOFR+0.48%, FRN,
2.397%, 02/03/28(*) .... 200 200,115
Ω SOFR+0.74%, FRN,
4.427%, 06/12/28(*) .... 10,729 10,786,355
Macquarie Group, Ltd.
4.747%, 01/23/30, MTN . EUR 3,030 3,838,807
National Australia Bank, Ltd.
Ω SOFR+0.62%, FRN,
4.310%, 06/11/27(*) .... 2,650 2,660,452
Ω SOFR+0.60%, FRN,
4.489%, 10/26/27(*) .... 2,593 2,604,802
4.944%, 01/12/28 ...... 2,912 2,977,330
BBSW3M+1.00%, FRN,
4.634%, 05/12/28(*), MTN AUD 900 636,686
4.900%, 06/13/28 ...... 3,148 3,226,119
Ω SOFR+0.65%, FRN,
4.334%, 06/13/28(*) .... 8,901 8,947,398
5.400%, 11/16/28, MTN . AUD 4,300 3,057,400
Ω SOFR+0.53%, FRN,
4.201%, 12/13/28(*) .... 400 400,242
4.787%, 01/10/29 ...... 15,667 16,071,740
4.901%, 01/14/30 ...... 6,335 6,519,904
Ω SOFR+0.79%, FRN,
4.753%, 01/14/30(*) .... 7,155 7,207,570
4.534%, 06/13/30 ...... 6,630 6,735,200
Ω SOFR+0.68%, FRN,
4.330%, 01/13/31(*) .... 500 501,917
New South Wales Treasury
Corp.
3.000%, 04/20/29 ...... AUD 5,000 3,351,186

27
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Norfina, Ltd.
4.800%, 12/14/27, MTN . AUD 1,000 $ 700,886
4.750%, 03/19/29, MTN . AUD 5,000 3,482,539
Origin Energy Finance, Ltd.
1.000%, 09/17/29, MTN . EUR 940 1,040,822
Rio Tinto Finance USA PLC
SOFRINDX+0.84%, FRN,
4.524%, 03/14/28(*) .... 9,624 9,702,603
# 4.875%, 03/14/30 ...... 1,934 1,982,875
Scentre Group Trust 1/Scentre
Group Trust 2
Ω # 4.375%, 05/28/30 ...... 950 953,566
South Australian Government
Financing Authority
3.000%, 05/24/28 ...... AUD 3,700 2,513,755
Treasury Corp. of Victoria
2.500%, 10/22/29, MTN . AUD 11,000 7,164,160
Westpac Banking Corp.
SOFR+0.52%, FRN,
4.239%, 06/03/26(*) .... 295 295,346
2.400%, 01/25/27, MTN . AUD 3,000 2,059,238
BBSW3M+1.23%, FRN,
4.871%, 11/11/27(*), MTN AUD 1,000 709,517
4.800%, 02/16/28, MTN . AUD 7,200 5,052,131
BBSW3M+0.98%, FRN,
4.633%, 02/16/28(*), MTN AUD 1,100 778,219
BBSW3M+0.93%, FRN,
4.657%, 09/19/28(*), MTN AUD 500 353,571
5.535%, 11/17/28 ...... 2,958 3,090,591
1.953%, 11/20/28 ...... 5,275 5,018,997
5.000%, 01/15/29, MTN . AUD 1,900 1,336,622
SOFR+0.81%, FRN,
4.755%, 04/16/29(*) .... 3,519 3,549,545
5.100%, 05/14/29, MTN . AUD 5,600 3,946,540
2.650%, 01/16/30 ...... 7,065 6,704,581
SOFR+0.82%, FRN,
4.841%, 07/01/30(*) .... 16,445 16,605,273
Woodside Finance, Ltd.
4.500%, 03/04/29 ...... 6,800 6,818,432
Ω 4.500%, 03/04/29 ...... 975 977,565
5.400%, 05/19/30 ...... 15,692 16,146,944
TOTAL AUSTRALIA ....... 325,698,561
AUSTRIA — (0.0%)
Erste Group Bank AG
0.250%, 09/14/29, MTN . EUR 500 543,200
TOTAL AUSTRIA ......... 543,200
BELGIUM — (0.7%)
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 800 994,580
3.375%, 05/28/30, MTN . EUR 1,700 2,046,979
Crelan SA
5.750%, 01/26/28, MTN . EUR 5,000 6,296,308
KBC Group NV
0.750%, 01/24/30, MTN . EUR 100 109,852
Face
Amount^
Value
(000)
BELGIUM — (Continued)
Kingdom of Belgium
Government Bond
Ω 0.900%, 06/22/29 ...... EUR 26,000 $ 29,477,801
Ω 0.100%, 06/22/30 ...... EUR 2,500 2,678,876
TOTAL BELGIUM ........ 41,604,396
CANADA — (7.9%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27 ...... 114 113,452
American National Group, Inc.
5.750%, 10/01/29 ...... 26,695 27,626,436
Bank of Montreal
SOFRINDX+1.33%, FRN,
5.039%, 06/05/26(*) .... 1,157 1,161,428
# 1.250%, 09/15/26, MTN . 691 680,226
SOFRINDX+0.62%, FRN,
4.304%, 09/15/26(*), MTN 1,929 1,933,373
SOFRINDX+1.16%, FRN,
4.850%, 12/11/26(*) .... 2,231 2,247,207
SOFRINDX+0.76%, FRN,
4.473%, 06/04/27(*) .... 13,432 13,495,221
4.700%, 09/14/27, MTN . 268 271,371
5.717%, 09/25/28 ...... 1,606 1,673,525
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.279%, 03/02/26(*) .... 795 795,240
SOFR+0.61%, FRN,
4.294%, 09/15/26(*) .... 500 500,913
SOFRINDX+0.78%, FRN,
4.493%, 06/04/27(*) .... 14,130 14,194,630
5.250%, 06/12/28 ...... 5,296 5,455,158
SOFRINDX+1.08%, FRN,
4.924%, 08/01/29(*) .... 2,050 2,073,320
5.450%, 08/01/29 ...... 3,926 4,090,388
4.850%, 02/01/30 ...... 3,618 3,701,538
Brookfield Finance, Inc.
3.900%, 01/25/28 ...... 5,098 5,090,409
4.850%, 03/29/29 ...... 1,823 1,854,040
# 4.350%, 04/15/30 ...... 3,351 3,362,134
Canadian Imperial Bank of
Commerce
1.250%, 06/22/26 ...... 391 386,999
SOFR+1.22%, FRN,
5.239%, 10/02/26(*) .... 5,498 5,532,500
3.450%, 04/07/27 ...... 372 370,430
SOFR+0.94%, FRN,
4.986%, 06/28/27(*) .... 4,718 4,755,744
5.001%, 04/28/28 ...... 1,342 1,371,275
5.986%, 10/03/28 ...... 2,117 2,219,634
# 5.260%, 04/08/29 ...... 6,119 6,330,848
3.807%, 07/09/29, MTN . EUR 1,452 1,781,825
Canadian Natural Resources,
Ltd.
Ω 5.000%, 12/15/29 ...... 10,551 10,837,407
2.950%, 07/15/30 ...... 706 666,675

28
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
CDP Financial, Inc.
Ω 4.875%, 06/05/29 ...... 3,000 $ 3,101,635
4.875%, 06/05/29, MTN . 24,700 25,536,793
Ω 4.625%, 01/24/30 ...... 6,690 6,878,828
4.625%, 01/24/30 ...... 36,000 37,016,116
Columbia Pipelines Holding Co.
LLC
Ω 6.042%, 08/15/28 ...... 7,113 7,409,103
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
4.956%, 03/11/26(*) .... 500 500,615
Ω SOFR+1.25%, FRN,
4.956%, 03/11/26(*) .... 500 500,615
4.400%, 01/15/29, MTN . AUD 5,000 3,481,733
Element Fleet Management
Corp.
Ω 6.319%, 12/04/28 ...... 1,926 2,029,572
Ω 5.037%, 03/25/30 ...... 7,715 7,882,454
Ω 4.641%, 11/24/30 ...... 1,775 1,778,863
Enbridge, Inc.
3.125%, 11/15/29 ...... 1,900 1,824,712
4.900%, 06/20/30 ...... 263 268,525
6.200%, 11/15/30 ...... 250 268,670
Export Development Canada
SOFRINDX+0.33%, FRN,
4.195%, 08/01/28(*) .... 5,390 5,400,523
4.500%, 09/06/28 ...... AUD 2,700 1,889,366
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28 ...... 2,425 2,458,420
Federation des Caisses
Desjardins du Quebec
Ω 5.250%, 04/26/29 ...... 15,554 16,047,468
5.250%, 04/26/29 ...... 10,000 10,317,261
3.467%, 09/05/29, MTN . EUR 2,620 3,180,497
Ω 4.565%, 08/26/30 ...... 6,808 6,847,701
Liberty Utilities Co.
Ω 5.577%, 01/31/29 ...... 3,050 3,145,140
Magna International, Inc.
5.050%, 03/14/29 ...... 19,090 19,583,306
2.450%, 06/15/30 ...... 975 904,158
National Bank of Canada
5.600%, 12/18/28 ...... 8,727 9,100,949
3.750%, 05/02/29, MTN . EUR 1,300 1,594,300
4.500%, 10/10/29 ...... 22,237 22,485,812
Ontario Teachers' Finance Trust
4.250%, 04/25/28 ...... 4,448 4,494,054
Ω 4.625%, 04/10/29 ...... 3,000 3,074,957
Ω 1.250%, 09/27/30 ...... 1,838 1,627,772
Province of Alberta Canada
3.600%, 04/11/28, MTN . AUD 1,000 681,726
2.050%, 06/01/30 ...... CAD 2,000 1,419,621
Province of British Columbia
Canada
4.800%, 11/15/28 ...... 14,784 15,198,455
4.900%, 04/24/29 ...... 11,968 12,381,240
Face
Amount^
Value
(000)
CANADA — (Continued)
2.200%, 06/18/30 ...... CAD 2,500 $ 1,784,884
Province of Manitoba Canada
3.600%, 08/17/27, MTN . AUD 5,000 3,448,212
Province of Ontario Canada
4.200%, 01/18/29 ...... 11,472 11,622,335
# 2.000%, 10/02/29 ...... 3,979 3,735,772
1.550%, 11/01/29 ...... CAD 2,700 1,897,966
4.700%, 01/15/30 ...... 5,000 5,153,846
2.050%, 06/02/30 ...... CAD 10,400 7,377,652
Province of Quebec Canada
Δ 0.00 0%, 10/15/29, MTN EUR 10,300 11,177,793
PSP Capital, Inc.
1.625%, 10/26/28 ...... 10,000 9,458,472
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.459%, 04/27/26(*) .... 1,444 1,445,535
SOFRINDX+1.08%, FRN,
5.015%, 07/20/26(*) .... 1,140 1,144,712
SOFRINDX+0.59%, FRN,
4.434%, 11/02/26(*), MTN 1,000 1,002,612
SOFRINDX+0.95%, FRN,
4.885%, 01/19/27(*) .... 2,700 2,716,723
SOFRINDX+0.71%, FRN,
4.638%, 01/21/27(*) .... 5,871 5,893,224
4.900%, 01/12/28 ...... 400 408,046
5.000%, 01/24/28, MTN . GBP 1,500 2,095,256
2.125%, 04/26/29, MTN . EUR 230 268,598
Suncor Energy, Inc.
7.875%, 06/15/26 ...... 1,250 1,267,194
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.019%, 07/17/26(*), MTN 5,640 5,661,375
SOFR+0.59%, FRN,
4.284%, 09/10/26(*) .... 278 278,620
SOFR+0.73%, FRN,
4.741%, 04/05/27(*) .... 9,350 9,390,184
4.108%, 06/08/27 ...... 6,050 6,067,040
2.551%, 08/03/27, MTN . EUR 100 119,130
4.693%, 09/15/27, MTN . 558 564,768
5.156%, 01/10/28 ...... 702 718,079
SOFR+0.82%, FRN,
4.671%, 01/31/28(*) .... 150 150,806
SOFR+0.91%, FRN,
4.644%, 06/02/28(*), MTN 3,325 3,347,308
5.523%, 07/17/28, MTN . 1,103 1,142,650
4.994%, 04/05/29 ...... 4,045 4,153,047
4.783%, 12/17/29 ...... 9,741 9,977,246
# SOFR+1.03%, FRN,
4.713%, 12/17/29(*) .... 2,287 2,305,015
1.952%, 04/08/30, MTN . EUR 920 1,049,611
4.808%, 06/03/30, MTN . 8,628 8,803,289
TransCanada PipeLines, Ltd.
4.100%, 04/15/30 ...... 2,575 2,547,379
Tucson Electric Power Co.

29
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
1.500%, 08/01/30 ...... 1,067 $ 948,000
TOTAL CANADA ......... 494,006,685
DENMARK — (0.7%)
Carlsberg Breweries A/S
3.000%, 08/28/29, MTN . EUR 2,300 2,756,036
Danske Bank A/S
Ω 4.375%, 06/12/28 ...... 350 352,159
DSV Finance BV
3.500%, 06/26/29, MTN . EUR 7,010 8,525,416
1.375%, 03/16/30, MTN . EUR 910 1,020,141
ISS Global A/S
3.875%, 06/05/29, MTN . EUR 16,400 20,104,690
Kommunekredit
Δ 0.00 0%, 11/17/29, MTN EUR 1,000 1,084,008
Nykredit Realkredit A/S
4.625%, 01/19/29, MTN . EUR 3,500 4,377,931
3.875%, 07/09/29, MTN . EUR 1,760 2,158,674
3.375%, 01/10/30, MTN . EUR 1,710 2,059,127
3.625%, 07/24/30, MTN . EUR 2,400 2,910,644
TOTAL DENMARK ....... 45,348,826
FINLAND — (0.7%)
Fingrid OYJ
2.750%, 12/04/29, MTN . EUR 440 522,948
Neste OYJ
3.750%, 03/20/30, MTN . EUR 200 243,609
Nordea Bank Abp
Ω 1.500%, 09/30/26 ...... 1,367 1,346,170
Ω SOFR+0.74%, FRN,
4.422%, 03/19/27(*) .... 2,665 2,675,050
Ω SOFR+0.70%, FRN,
4.383%, 03/17/28(*) .... 1,593 1,601,152
2.500%, 05/23/29, MTN . EUR 100 118,462
Ω # 4.375%, 09/10/29 ...... 17,706 17,873,380
Ω SOFR+1.02%, FRN,
4.714%, 09/10/29(*) .... 2,329 2,357,980
Ω SOFR+0.83%, FRN,
4.575%, 08/28/30(*) .... 12,683 12,741,919
Ω # 4.250%, 08/28/30 ...... 2,110 2,110,652
OP Corporate Bank PLC
0.375%, 12/08/28, MTN . EUR 3,000 3,340,368
0.625%, 11/12/29, MTN . EUR 576 629,294
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 220 271,600
Teollisuuden Voima OYJ
4.750%, 06/01/30, MTN . EUR 500 632,476
TOTAL FINLAND ......... 46,465,060
FRANCE — (3.5%)
Aeroports de Paris SA
2.750%, 04/02/30 ...... EUR 2,900 3,430,665
Agence Francaise de
Developpement EPIC
4.500%, 03/05/29, MTN . 10,000 10,137,659
Alstom SA
Face
Amount^
Value
(000)
FRANCE — (Continued)
Δ 0.0 0 0%, 01/11/29 ..... EUR 200 $ 220,145
Ayvens SA
3.875%, 07/16/29 ...... EUR 3,600 4,425,962
3.250%, 02/19/30 ...... EUR 1,800 2,166,616
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.373%, 07/13/26(*) .... 1,550 1,557,910
Ω SOFR+1.13%, FRN,
5.032%, 01/23/27(*) .... 2,210 2,225,443
Ω 4.753%, 07/13/27 ...... 405 409,398
Ω SOFRINDX+1.07%, FRN,
4.856%, 02/16/28(*) .... 9,195 9,254,711
Ω 5.790%, 07/13/28 ...... 2,495 2,592,885
Ω SOFR+0.99%, FRN,
4.935%, 10/16/28(*) .... 3,541 3,560,259
2.625%, 11/06/29, MTN . EUR 2,900 3,406,561
Ω SOFRINDX+1.23%, FRN,
5.138%, 01/22/30(*) .... 4,375 4,415,046
5.538%, 01/22/30 ...... 19,559 20,352,322
Ω # 5.538%, 01/22/30 ...... 5,728 5,959,337
BNP Paribas SA
Ω 3.500%, 11/16/27 ...... 500 495,003
1.875%, 12/14/27 ...... GBP 1,500 1,971,120
Ω 4.400%, 08/14/28 ...... 4,091 4,110,605
3.625%, 09/01/29, MTN . EUR 800 975,445
Bouygues SA
0.500%, 02/11/30 ...... EUR 300 326,619
BPCE SA
Ω 4.750%, 07/19/27 ...... 1,551 1,569,280
Ω 3.250%, 01/11/28 ...... 2,150 2,118,804
3.250%, 01/11/28, MTN . 2,000 1,970,980
Ω 5.125%, 01/18/28 ...... 2,818 2,877,684
4.375%, 07/13/28, MTN . EUR 1,800 2,224,546
Ω 5.281%, 05/30/29 ...... 1,000 1,030,231
Ω 2.700%, 10/01/29 ...... 4,742 4,487,514
0.625%, 01/15/30 ...... EUR 1,400 1,527,755
3.125%, 09/05/30, MTN . EUR 10,300 12,316,990
Bpifrance SACA
0.050%, 09/26/29 ...... EUR 2,000 2,165,114
Caisse d'Amortissement de la
Dette Sociale
3.125%, 03/01/30, MTN . EUR 700 849,064
2.875%, 05/25/30, MTN . EUR 8,400 10,089,711
Caisse des Depots et
Consignations
3.000%, 05/25/29, MTN . EUR 2,000 2,414,850
Credit Agricole SA
Ω # SOFR+1.29%, FRN,
5.301%, 07/05/26(*) .... 4,972 4,993,529
Ω 4.125%, 01/10/27 ...... 625 626,615
Ω 5.301%, 07/12/28 ...... 4,909 5,053,775
# 5.301%, 07/12/28 ...... 800 823,593
1.750%, 03/05/29, MTN . EUR 500 576,791
1.000%, 07/03/29, MTN . EUR 1,100 1,238,504

30
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.125%, 03/07/30, MTN . EUR 1,200 $ 1,499,831
Credit Mutuel Arkea SA
1.125%, 05/23/29, MTN . EUR 800 903,069
Edenred SE
3.250%, 08/27/30 ...... EUR 5,000 5,961,323
Electricite de France SA
4.500%, 09/21/28 ...... 2,000 2,015,370
4.625%, 04/26/30, MTN . EUR 300 381,365
Engie SA
3.625%, 01/11/30, MTN . EUR 200 244,486
French Republic Government
Bond OAT
Ω 2.750%, 02/25/30 ...... EUR 1,300 1,558,153
Ω 2.500%, 05/25/30 ...... EUR 1,000 1,185,842
Gecina SA
1.625%, 03/14/30, MTN . EUR 500 566,175
ICADE
1.000%, 01/19/30 ...... EUR 800 872,594
JCDecaux SE
1.625%, 02/07/30 ...... EUR 300 338,585
Kering SA
1.875%, 05/05/30, MTN . EUR 600 685,471
Klepierre SA
2.000%, 05/12/29, MTN . EUR 400 464,624
LVMH Moet Hennessy Louis
Vuitton SE
3.375%, 02/05/30, MTN . EUR 200 244,158
Pernod Ricard SA
0.125%, 10/04/29, MTN . EUR 500 539,777
1.750%, 04/08/30 ...... EUR 1,000 1,136,071
Praemia Healthcare SACA
0.875%, 11/04/29 ...... EUR 700 763,599
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 680 820,382
4.875%, 10/02/29, MTN . EUR 420 530,509
3.375%, 06/06/30, MTN . EUR 5,196 6,228,954
SFIL SA
3.125%, 09/17/29, MTN . EUR 2,500 3,019,192
Societe Generale SA
Ω 4.000%, 01/12/27 ...... 1,803 1,801,501
Ω # SOFR+1.10%, FRN,
4.871%, 02/19/27(*) .... 850 854,027
0.875%, 09/24/29, MTN . EUR 800 884,137
Ω 3.000%, 01/22/30 ...... 5,384 5,076,801
Suez SACA
2.375%, 05/24/30, MTN . EUR 2,200 2,544,081
TotalEnergies Capital Canada,
Ltd.
2.125%, 09/18/29, MTN . EUR 2,400 2,792,013
TotalEnergies Capital
International SA
# 3.455%, 02/19/29 ...... 2,996 2,958,355
2.829%, 01/10/30 ...... 10,789 10,324,282
Vinci SA
3.750%, 04/10/29 ...... 15,000 14,844,509
Face
Amount^
Value
(000)
FRANCE — (Continued)
Ω 3.750%, 04/10/29 ...... 3,800 $ 3,759,831
WEA Finance LLC
Ω 4.125%, 09/20/28 ...... 2,500 2,482,022
Ω 3.500%, 06/15/29 ...... 927 897,443
TOTAL FRANCE ......... 220,127,573
GERMANY — (4.2%)
Bayer AG
4.250%, 08/26/29, MTN . EUR 250 310,930
1.125%, 01/06/30 ...... EUR 2,300 2,552,632
Bayer Capital Corp. BV
2.125%, 12/15/29 ...... EUR 100 115,691
Bayer US Finance II LLC
Ω # 4.375%, 12/15/28 ...... 18,762 18,820,912
4.375%, 12/15/28 ...... 3,000 3,008,695
Bayer US Finance LLC
Ω 6.250%, 01/21/29 ...... 5,384 5,660,636
Ω 6.375%, 11/21/30 ...... 3,694 3,962,188
BMW Finance NV
Ω 2.850%, 08/14/29 ...... 1,000 953,879
BMW US Capital LLC
Ω SOFRINDX+0.55%, FRN,
4.569%, 04/02/26(*) .... 245 245,156
Ω 1.250%, 08/12/26 ...... 173 170,591
Ω SOFRINDX+0.80%, FRN,
4.594%, 08/13/26(*) .... 1,141 1,144,445
Ω SOFRINDX+0.78%, FRN,
4.462%, 03/19/27(*) .... 295 296,244
Ω SOFRINDX+0.92%, FRN,
4.999%, 03/21/28(*) .... 1,350 1,359,683
Ω 3.750%, 04/12/28 ...... 1,750 1,741,208
Ω 3.950%, 08/14/28 ...... 700 697,866
Ω 4.900%, 04/02/29 ...... 6,300 6,429,093
Ω 3.625%, 04/18/29 ...... 1,525 1,500,771
Ω 4.650%, 08/13/29 ...... 13,308 13,481,682
Ω 5.050%, 03/21/30 ...... 8,114 8,324,492
Ω 4.150%, 04/09/30 ...... 3,197 3,171,594
Ω 4.500%, 08/11/30 ...... 13,009 13,060,830
Continental AG
3.500%, 10/01/29, MTN . EUR 1,010 1,224,779
Daimler Truck Finance North
America LLC
Ω SOFR+0.96%, FRN,
5.039%, 09/25/27(*) .... 2,875 2,886,495
Ω 5.125%, 01/19/28 ...... 5,301 5,404,426
Ω 5.400%, 09/20/28 ...... 4,510 4,650,669
Ω # 2.375%, 12/14/28 ...... 1,628 1,553,062
Ω 5.125%, 09/25/29 ...... 4,327 4,448,491
Ω 5.250%, 01/13/30 ...... 6,669 6,867,665
Daimler Truck International
Finance BV
3.875%, 06/19/29, MTN . EUR 700 861,679
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 200 231,485
Deutsche Bank AG

31
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
1.686%, 03/19/26 ...... 91 $ 90,771
5.371%, 09/09/27 ...... 171 175,291
5.414%, 05/10/29 ...... 21,145 21,981,447
Deutsche Boerse AG
3.750%, 09/28/29 ...... EUR 200 246,625
Deutsche Post AG
3.000%, 03/24/30, MTN . EUR 1,035 1,243,724
E.ON SE
3.125%, 03/05/30, MTN . EUR 540 649,101
EnBW International Finance BV
3.000%, 05/20/29, MTN . EUR 1,700 2,044,943
Fresenius Medical Care US
Finance III, Inc.
Ω 3.750%, 06/15/29 ...... 7,000 6,861,388
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN . EUR 1,000 1,273,649
Grand City Properties SA
4.375%, 01/09/30, MTN . EUR 500 618,864
Hamburg Commercial Bank AG
3.500%, 01/31/30, MTN . EUR 8,309 10,021,213
Knorr-Bremse AG
3.000%, 09/30/29, MTN . EUR 800 960,914
Kreditanstalt fuer Wiederaufbau
4.200%, 02/08/29, MTN . AUD 13,800 9,563,082
Landwirtschaftliche Rentenbank
4.000%, 01/19/28, MTN . AUD 1,500 1,040,947
3.250%, 04/12/28, MTN . AUD 1,100 750,269
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.63%, FRN,
4.515%, 07/31/26(*) .... 1,950 1,953,817
Ω SOFR+0.78%, FRN,
4.801%, 04/01/27(*) .... 200 200,789
Ω SOFR+0.85%, FRN,
4.639%, 11/15/27(*) .... 720 723,511
Ω SOFR+0.93%, FRN,
4.959%, 03/31/28(*) .... 1,387 1,393,935
5.100%, 08/03/28 ...... 5,000 5,125,761
Ω 4.850%, 01/11/29 ...... 1,415 1,442,248
Ω 4.300%, 02/22/29 ...... 200 200,859
Ω 4.800%, 08/01/29 ...... 5,011 5,109,959
Ω 3.100%, 08/15/29 ...... 193 185,747
Ω # 5.100%, 11/15/29 ...... 18,634 19,209,406
Ω # 5.000%, 04/01/30 ...... 1,175 1,202,595
Siemens
Financieringsmaatschappij NV
Ω 6.125%, 08/17/26 ...... 2 2,024
Ω # 1.700%, 03/11/28 ...... 14,982 14,359,142
Sixt SE
3.250%, 01/22/30, MTN . EUR 600 720,530
State of Lower Saxony
0.125%, 01/10/30 ...... EUR 477 517,443
State of Saxony-Anhalt
2.450%, 02/13/30 ...... EUR 200 237,170
T-Mobile USA, Inc.
Face
Amount^
Value
(000)
GERMANY — (Continued)
4.200%, 10/01/29 ...... 157 $ 157,447
3.875%, 04/15/30 ...... 1,750 1,720,011
Traton Finance Luxembourg SA
3.750%, 03/27/30, MTN . EUR 600 729,950
Volkswagen Group of America
Finance LLC
Ω SOFR+0.83%, FRN,
4.909%, 03/20/26(*) .... 550 550,254
Ω SOFR+1.06%, FRN,
4.849%, 08/14/26(*) .... 742 744,446
Ω SOFR+1.06%, FRN,
5.112%, 03/25/27(*) .... 359 360,059
Ω 4.350%, 06/08/27 ...... 359 359,772
Ω 5.650%, 09/12/28 ...... 1,830 1,888,417
Ω 4.750%, 11/13/28 ...... 1,532 1,549,534
Ω 6.200%, 11/16/28 ...... 570 598,059
Ω # 5.250%, 03/22/29 ...... 6,468 6,618,520
Ω 4.600%, 06/08/29 ...... 4,466 4,479,513
Ω 4.950%, 08/15/29 ...... 5,767 5,857,113
Ω # 5.350%, 03/27/30 ...... 7,026 7,220,370
Ω # 3.750%, 05/13/30 ...... 4,433 4,282,687
Ω 6.450%, 11/16/30 ...... 900 964,507
TOTAL GERMANY ....... 263,325,792
IRELAND — (0.2%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
2.450%, 10/29/26 ...... 718 709,928
3.650%, 07/21/27 ...... 1,124 1,117,320
4.625%, 10/15/27 ...... 700 705,692
3.875%, 01/23/28 ...... 1,300 1,295,003
# 5.750%, 06/06/28 ...... 927 959,857
3.000%, 10/29/28 ...... 1,860 1,804,369
4.625%, 09/10/29 ...... 4,527 4,573,720
TOTAL IRELAND ......... 11,165,889
ITALY — (0.8%)
Autostrade per l'Italia SpA
1.875%, 09/26/29, MTN . EUR 460 528,960
Banco BPM SpA
3.375%, 01/21/30, MTN . EUR 1,620 1,955,081
Enel Finance International NV
Ω 3.500%, 04/06/28 ...... 1,482 1,463,915
Eni SpA
4.750%, 09/12/28 ...... 6,770 6,888,859
Ω 4.750%, 09/12/28 ...... 11,940 12,148,360
0.625%, 01/23/30, MTN . EUR 1,900 2,074,284
Eni USA, Inc.
7.300%, 11/15/27 ...... 6,484 6,856,691
Iccrea Banca SpA
3.375%, 01/30/30, MTN . EUR 540 651,351
Intesa Sanpaolo SpA
Ω 3.875%, 01/12/28 ...... 250 248,626
Ω 4.000%, 09/23/29 ...... 900 891,592
5.250%, 01/13/30, MTN . EUR 2,860 3,700,412
Italgas SpA

32
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
ITALY — (Continued)
2.875%, 03/06/30, MTN . EUR 200 $ 236,934
Snam SpA
Δ 0. 0 00%, 12/07/28, MTN EUR 290 320,430
4.000%, 11/27/29, MTN . EUR 1,300 1,607,196
Var Energi ASA
Ω 5.875%, 05/22/30 ...... 8,300 8,632,813
TOTAL ITALY ........... 48,205,504
JAPAN — (5.3%)
7-Eleven, Inc.
Ω 1.300%, 02/10/28 ...... 10,450 9,891,965
1.300%, 02/10/28 ...... 200 189,320
Aircastle, Ltd.
Ω 2.850%, 01/26/28 ...... 400 389,274
Ω 6.500%, 07/18/28 ...... 1,873 1,968,425
Ω 5.950%, 02/15/29 ...... 10,642 11,092,043
American Honda Finance Corp.
SOFR+0.55%, FRN,
4.352%, 05/11/26(*) .... 500 500,415
SOFR+0.55%, FRN,
4.314%, 05/21/26(*), MTN 782 782,594
# SOFR+0.65%, FRN,
4.608%, 07/15/26(*) .... 394 394,607
SOFRINDX+0.72%, FRN,
4.731%, 10/05/26(*) .... 2,438 2,444,388
SOFR+0.62%, FRN,
4.311%, 12/11/26(*), MTN 283 283,575
SOFR+0.77%, FRN,
4.457%, 03/12/27(*) .... 4,832 4,841,494
SOFR+0.87%, FRN,
4.853%, 07/09/27(*) .... 1,529 1,536,946
SOFR+0.71%, FRN,
4.693%, 07/09/27(*) .... 1,827 1,834,084
SOFR+0.72%, FRN,
4.628%, 10/22/27(*) .... 2,634 2,644,647
SOFR+0.82%, FRN,
4.539%, 03/03/28(*) .... 6,295 6,308,524
SOFR+0.90%, FRN,
4.642%, 09/01/28(*) .... 395 396,629
2.250%, 01/12/29, MTN . 1,406 1,335,717
# 4.900%, 03/13/29 ...... 1,034 1,056,993
4.400%, 09/05/29 ...... 9,570 9,658,233
4.800%, 03/05/30 ...... 5,271 5,375,774
4.600%, 04/17/30 ...... 1,733 1,750,682
4.500%, 09/04/30, MTN . 8,580 8,614,428
5.850%, 10/04/30 ...... 2,450 2,597,978
Aviation Capital Group LLC
6.750%, 10/25/28 ...... 2,300 2,437,407
Ω 5.375%, 07/15/29 ...... 6,445 6,623,279
# 5.375%, 07/15/29 ...... 5,000 5,138,308
Ω 5.125%, 04/10/30 ...... 4,598 4,672,397
Ω 4.800%, 10/24/30 ...... 7,676 7,694,834
JT International Financial
Services BV
3.875%, 09/28/28, MTN . 5,000 4,968,475
Face
Amount^
Value
(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group,
Inc.
2.757%, 09/13/26 ...... 619 $ 615,067
3.195%, 07/18/29 ...... 2,351 2,278,677
2.559%, 02/25/30 ...... 5,097 4,767,853
2.048%, 07/17/30 ...... 6,150 5,596,222
Mizuho Financial Group, Inc.
3.477%, 04/12/26 ...... 300 299,732
2.839%, 09/13/26 ...... 188 186,879
0.402%, 09/06/29, MTN . EUR 6,000 6,566,331
0.797%, 04/15/30, MTN . EUR 3,550 3,866,242
Nomura Holdings, Inc.
2.329%, 01/22/27 ...... 1,102 1,085,020
SOFR+1.25%, FRN,
5.296%, 07/02/27(*) .... 3,448 3,478,060
5.842%, 01/18/28 ...... 500 515,638
6.070%, 07/12/28 ...... 678 707,628
2.172%, 07/14/28 ...... 2,905 2,769,407
2.710%, 01/22/29 ...... 400 382,840
5.605%, 07/06/29 ...... 450 468,131
3.103%, 01/16/30 ...... 9,410 8,949,913
3.459%, 05/28/30, MTN . EUR 6,100 7,375,572
4.904%, 07/01/30 ...... 5,728 5,813,892
2.679%, 07/16/30 ...... 3,028 2,805,017
NTT Finance Corp.
Ω 1.591%, 04/03/28 ...... 695 661,016
Ω 5.110%, 07/02/29 ...... 1,150 1,181,023
0.342%, 03/03/30 ...... EUR 300 322,531
Ω # 4.876%, 07/16/30 ...... 12,236 12,476,546
Ω SOFR+1.31%, FRN,
5.285%, 07/16/30(*) .... 2,335 2,374,770
ORIX Corp.
# 5.000%, 09/13/27 ...... 2,377 2,414,848
3.780%, 05/29/29, MTN . EUR 1,000 1,217,541
4.650%, 09/10/29 ...... 11,673 11,878,183
4.450%, 09/09/30 ...... 2,200 2,202,602
Protective Life Corp.
Ω 4.300%, 09/30/28 ...... 7,891 7,911,618
Ω 3.400%, 01/15/30 ...... 2,790 2,688,275
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.30%, FRN,
5.289%, 07/13/26(*) .... 1,825 1,833,266
SOFR+0.88%, FRN,
4.866%, 01/14/27(*) .... 400 402,106
5.520%, 01/13/28 ...... 500 515,019
3.544%, 01/17/28 ...... 800 794,242
5.800%, 07/13/28 ...... 400 416,638
3.944%, 07/19/28 ...... 239 239,193
5.716%, 09/14/28 ...... 844 878,419
1.902%, 09/17/28 ...... 1,600 1,514,958
2.472%, 01/14/29 ...... 590 563,724
SOFR+1.17%, FRN,
5.178%, 07/09/29(*) .... 7,581 7,671,834

33
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
5.316%, 07/09/29 ...... 3,333 $ 3,450,464
3.040%, 07/16/29 ...... 13,591 13,086,161
2.724%, 09/27/29 ...... 500 475,418
5.710%, 01/13/30 ...... 4,866 5,116,916
2.750%, 01/15/30 ...... 5,768 5,444,965
SOFR+1.05%, FRN,
5.030%, 04/15/30(*) .... 2,799 2,816,298
5.240%, 04/15/30 ...... 1,931 1,998,038
2.130%, 07/08/30 ...... 6,287 5,729,384
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+1.15%, FRN,
4.843%, 09/14/26(*) .... 2,829 2,842,872
Ω 1.350%, 09/16/26 ...... 338 332,710
Ω SOFR+0.98%, FRN,
4.689%, 09/10/27(*) .... 8,031 8,106,331
Ω SOFR+0.75%, FRN,
4.456%, 09/11/28(*) .... 500 501,875
Ω 5.550%, 09/14/28 ...... 2,947 3,058,397
Ω 5.200%, 03/07/29 ...... 5,132 5,287,650
Ω 4.500%, 09/10/29 ...... 1,209 1,221,056
Ω SOFR+0.99%, FRN,
4.684%, 03/13/30(*) .... 2,050 2,080,057
Ω # 4.700%, 03/13/30 ...... 852 865,650
Ω # 4.350%, 09/11/30 ...... 1,200 1,202,616
Takeda Pharmaceutical Co.,
Ltd.
2.050%, 03/31/30 ...... 1,578 1,443,904
Toyota Finance Australia, Ltd.
3.386%, 03/18/30, MTN . EUR 2,892 3,507,521
Toyota Motor Credit Corp.
SOFR+0.45%, FRN,
4.236%, 05/15/26(*) .... 2,100 2,101,783
SOFRINDX+0.89%, FRN,
4.672%, 05/18/26(*) .... 3,815 3,823,204
# SOFR+0.77%, FRN,
4.580%, 08/07/26(*) .... 107 107,310
SOFR+0.65%, FRN,
4.332%, 03/19/27(*), MTN 11,733 11,782,539
4.650%, 01/05/29, MTN . 717 731,242
5.050%, 05/16/29 ...... 906 934,770
4.550%, 08/09/29 ...... 1,126 1,145,573
4.950%, 01/09/30 ...... 2,925 3,012,733
2.150%, 02/13/30, MTN . 1,562 1,449,096
3.375%, 04/01/30, MTN . 4,279 4,160,338
4.800%, 05/15/30 ...... 2,969 3,039,215
4.550%, 05/17/30, MTN . 1,156 1,175,196
5.550%, 11/20/30 ...... 3,468 3,666,031
TOTAL JAPAN ........... 331,807,221
LUXEMBOURG — (0.1%)
ArcelorMittal SA
# 4.550%, 03/11/26 ...... 414 414,088
6.550%, 11/29/27 ...... 1,752 1,823,381
3.125%, 12/13/28, MTN . EUR 1,320 1,584,291
Face
Amount^
Value
(000)
LUXEMBOURG — (Continued)
Eurofins Scientific SE
4.000%, 07/06/29 ...... EUR 300 $ 369,758
JDE Peet's NV
4.125%, 01/23/30, MTN . EUR 200 247,210
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 3,620 4,026,513
Vier Gas Transport GmbH
0.125%, 09/10/29, MTN . EUR 800 863,666
TOTAL LUXEMBOURG .... 9,328,907
NETHERLANDS — (2.6%)
ABN AMRO Bank NV
Ω SOFRINDX+0.75%, FRN,
4.753%, 07/07/28(*) .... 12,143 12,198,228
0.500%, 09/23/29, MTN . EUR 800 874,332
4.250%, 02/21/30, MTN . EUR 4,300 5,365,189
SOFRINDX+0.95%, FRN,
5.029%, 06/20/30(*) .... 300 302,126
BNG Bank NV
Ω SOFRINDX+1.00%, FRN,
4.849%, 08/05/26(*) .... 260 261,040
3.300%, 07/17/28, MTN . AUD 18,983 12,876,843
3.300%, 04/26/29 ...... AUD 1,700 1,139,332
4.750%, 02/01/30 ...... 10,000 10,348,566
Ω 4.750%, 02/01/30 ...... 16,435 17,008,153
2.500%, 05/21/30, MTN . EUR 900 1,068,972
Cooperatieve Rabobank UA
SOFR+0.60%, FRN,
4.528%, 01/21/28(*) .... 3,109 3,122,130
BBSW3M+1.15%, FRN,
4.803%, 11/21/28(*), MTN AUD 1,000 711,317
5.051%, 02/26/29, MTN . AUD 15,000 10,557,007
# 4.494%, 10/17/29 ...... 22,159 22,568,648
SOFRINDX+0.89%, FRN,
4.829%, 10/17/29(*) .... 6,490 6,572,228
Cooperatieve Rabobank UA/NY
SOFRINDX+0.90%, FRN,
4.911%, 10/05/26(*) .... 5,650 5,676,252
SOFRINDX+0.71%, FRN,
4.419%, 03/05/27(*) .... 1,435 1,442,238
SOFR+0.59%, FRN,
4.336%, 05/27/27(*) .... 360 361,353
CTP NV
1.250%, 06/21/29, MTN . EUR 11,100 12,491,092
ING Groep NV
2.000%, 09/20/28, MTN . EUR 2,000 2,344,362
4.550%, 10/02/28 ...... 6,978 7,068,527
4.050%, 04/09/29 ...... 9,601 9,580,273
Koninklijke KPN NV
8.375%, 10/01/30 ...... 154 179,231
Nederlandse Waterschapsbank
NV
3.450%, 07/17/28, MTN . AUD 17,500 11,903,359
4.500%, 01/16/30 ...... 1,435 1,470,641
2.500%, 05/22/30, MTN . EUR 2,972 3,526,948

34
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
Stedin Holding NV
0.500%, 11/14/29, MTN . EUR 2,160 $ 2,364,300
TOTAL NETHERLANDS ... 163,382,687
NEW ZEALAND — (1.6%)
Housing New Zealand, Ltd.
2.183%, 04/24/30, MTN . NZD 4,200 2,359,007
New Zealand Government Bond
4.500%, 05/15/30 ...... NZD 137,400 85,169,218
New Zealand Local Government
Funding Agency Bond
4.700%, 08/01/28, MTN . AUD 8,000 5,613,478
1.500%, 04/20/29 ...... NZD 1,200 676,572
4.500%, 05/15/30 ...... NZD 11,300 6,957,060
TOTAL NEW ZEALAND .... 100,775,335
NORWAY — (1.4%)
Aker BP ASA
Ω 5.600%, 06/13/28 ...... 6,132 6,315,841
Ω 3.750%, 01/15/30 ...... 28,549 27,650,614
Equinor ASA
3.125%, 04/06/30 ...... 1,718 1,653,894
2.375%, 05/22/30 ...... 7,940 7,394,813
4.500%, 09/03/30 ...... 4,154 4,203,351
Kommunalbanken A/S
Ω SOFRINDX+1.00%, FRN,
4.687%, 06/17/26(*) .... 6,810 6,831,476
4.350%, 01/18/28, MTN . AUD 8,140 5,671,284
Ω SOFRINDX+0.40%, FRN,
4.147%, 03/03/28(*) .... 7,250 7,271,944
3.400%, 07/24/28, MTN . AUD 1,400 951,013
3.625%, 09/04/29, MTN . 2,000 1,990,522
1.125%, 06/14/30 ...... 13,460 12,006,950
Statnett SF
1.250%, 04/26/30, MTN . EUR 2,600 2,893,580
TOTAL NORWAY ........ 84,835,282
SINGAPORE — (0.0%)
DBS Group Holdings, Ltd.
Ω SOFR+0.60%, FRN,
4.283%, 03/21/28(*) .... 1,530 1,535,042
Ω SOFR+0.65%, FRN,
4.333%, 03/21/30(*) .... 210 210,750
TOTAL SINGAPORE ...... 1,745,792
SPAIN — (1.3%)
Abertis Infraestructuras SA
3.125%, 07/07/30, MTN . EUR 3,000 3,570,533
Acciona Energia Financiacion
Filiales SA
3.750%, 04/25/30, MTN . EUR 5,000 6,036,217
Amadeus IT Group SA
3.375%, 03/25/30, MTN . EUR 200 241,008
Avangrid, Inc.
3.800%, 06/01/29 ...... 600 592,160
Banco Bilbao Vizcaya
Argentaria SA
Face
Amount^
Value
(000)
SPAIN — (Continued)
5.381%, 03/13/29 ...... 14,800 $ 15,339,188
4.375%, 10/14/29, MTN . EUR 400 504,294
3.625%, 06/07/30 ...... EUR 200 245,529
Banco Santander SA
5.588%, 08/08/28 ...... 4,395 4,555,318
6.607%, 11/07/28 ...... 1,600 1,706,126
3.875%, 04/22/29, MTN . EUR 5,400 6,634,087
3.306%, 06/27/29 ...... 1,200 1,168,293
5.565%, 01/17/30 ...... 6,000 6,245,256
3.490%, 05/28/30 ...... 3,400 3,280,390
4.551%, 11/06/30 ...... 1,800 1,801,509
CaixaBank SA
3.750%, 09/07/29, MTN . EUR 3,300 4,058,962
Colonial SFL Socimi SA
3.250%, 01/22/30, MTN . EUR 100 119,827
Criteria Caixa SA
3.500%, 10/02/29 ...... EUR 1,900 2,308,004
New York State Electric & Gas
Corp.
Ω 5.650%, 08/15/28 ...... 4,325 4,483,129
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 10,880 13,156,207
Telefonica Europe BV
8.250%, 09/15/30 ...... 3,254 3,725,905
TOTAL SPAIN ........... 79,771,942
SUPRANATIONAL — (4.0%)
African Development Bank
3.350%, 08/08/28, MTN . AUD 7,830 5,320,966
3.500%, 09/18/29 ...... 240 238,245
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.690%, 06/16/26(*) .... 84 84,247
SOFRINDX+1.00%, FRN,
5.023%, 04/06/27(*) .... 2,138 2,156,590
SOFRINDX+0.30%, FRN,
3.983%, 06/20/28(*) .... 5,335 5,334,004
3.300%, 08/08/28, MTN . AUD 2,000 1,359,515
Asian Infrastructure Investment
Bank (The)
Ω SOFR+0.22%, FRN,
4.200%, 04/15/26(*) .... 450 450,087
SOFRINDX+0.62%, FRN,
4.422%, 08/16/27(*) .... 87 87,466
Ω SOFRINDX+0.62%, FRN,
4.422%, 08/16/27(*) .... 1,015 1,020,433
Council Of Europe Development
Bank
4.125%, 01/24/29 ...... 595 602,534
0.050%, 01/21/30, MTN . EUR 200 216,156
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
3.350%, 05/21/29, MTN . AUD 8,600 5,756,448

35
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.153%, 04/14/26(*) .... 3,435 $ 3,434,794
SOFRINDX+0.33%, FRN,
4.116%, 02/20/28(*) .... 3,825 3,828,325
4.125%, 01/25/29 ...... 205 207,582
SOFRINDX+0.30%, FRN,
4.086%, 02/16/29(*) .... 13,374 13,362,277
SOFRINDX+0.42%, FRN,
4.362%, 07/22/30(*) .... 17,611 17,633,381
European Financial Stability
Facility
0.125%, 03/18/30 ...... EUR 114 123,212
European Investment Bank
SOFRINDX+0.32%, FRN,
4.124%, 08/14/29(*) .... 395 395,260
4.000%, 04/15/30, MTN . EUR 1,000 1,263,825
European Union
2.875%, 10/05/29 ...... EUR 1,500 1,813,737
1.625%, 12/04/29, MTN . EUR 2,000 2,311,499
Inter-American Development
Bank
SOFRINDX+0.20%, FRN,
4.019%, 02/10/26(*) .... 747 747,015
SOFRINDX+0.28%, FRN,
4.272%, 04/12/27(*) .... 6,189 6,193,480
SOFRINDX+0.35%, FRN,
4.381%, 10/04/27(*) .... 11,685 11,702,328
SOFRINDX+0.27%, FRN,
3.953%, 03/20/28(*) .... 8,040 8,035,877
1.000%, 08/04/28, MTN . AUD 5,693 3,657,208
SOFRINDX+0.35%, FRN,
4.381%, 10/05/28(*) .... 13,203 13,213,396
SOFRINDX+0.30%, FRN,
4.102%, 02/15/29(*) .... 5,153 5,153,361
SOFRINDX+0.37%, FRN,
4.235%, 08/01/29(*) .... 22,226 22,230,130
3.500%, 09/14/29 ...... 601 596,998
SOFRINDX+0.39%, FRN,
4.084%, 03/13/30(*) .... 16,194 16,179,049
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
3.873%, 06/15/26(*) .... 442 442,159
SOFRINDX+0.31%, FRN,
3.992%, 09/23/26(*) .... 849 849,441
SOFRINDX+0.37%, FRN,
4.362%, 01/12/27(*) .... 4,851 4,856,402
SOFRINDX+0.28%, FRN,
4.052%, 02/23/27(*) .... 542 542,743
SOFRINDX+0.27%, FRN,
3.963%, 06/15/27(*) .... 456 456,240
SOFRINDX+0.43%, FRN,
4.220%, 08/19/27(*) .... 1,380 1,386,100
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.28%, FRN,
4.075%, 11/18/27(*) .... 3,680 $ 3,682,788
SOFRINDX+0.30%, FRN,
4.102%, 05/15/28(*) .... 22,908 22,933,222
SOFRINDX+0.29%, FRN,
4.065%, 11/22/28(*) .... 7,345 7,349,627
SOFRINDX+0.30%, FRN,
4.228%, 01/24/29(*) .... 7,720 7,702,862
International Development
Association
Ω 4.375%, 11/27/29 ...... 500 510,922
1.000%, 12/03/30 ...... 1,670 1,460,255
International Finance Corp.
0.750%, 05/24/28, MTN . AUD 1,000 643,189
SOFRINDX+0.31%, FRN,
4.540%, 08/28/28(*), MTN 28,571 28,574,470
4.600%, 10/19/28 ...... AUD 3,000 2,103,037
3.150%, 06/26/29, MTN . AUD 5,000 3,345,476
SOFRINDX+0.36%, FRN,
4.121%, 08/28/29(*) .... 5,077 5,074,422
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
4.813%, 05/12/26(*) .... 1,740 1,743,924
4.100%, 06/08/28 ...... AUD 5,000 3,455,988
TOTAL SUPRANATIONAL . 251,822,692
SWEDEN — (1.4%)
Autoliv, Inc.
3.625%, 08/07/29, MTN . EUR 1,380 1,680,996
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 100 112,674
Electrolux AB
2.500%, 05/18/30, MTN . EUR 2,200 2,539,451
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 3,400 4,093,721
Securitas Treasury Ireland DAC
3.875%, 02/23/30, MTN . EUR 500 613,786
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.89%, FRN,
4.599%, 03/05/27(*) .... 4,266 4,290,194
Ω SOFR+0.75%, FRN,
4.484%, 06/02/28(*) .... 2,545 2,556,955
4.375%, 11/06/28, MTN . EUR 4,250 5,290,482
Ω 5.375%, 03/05/29 ...... 2,025 2,093,769
0.625%, 11/12/29, MTN . EUR 210 230,079
3.375%, 03/19/30, MTN . EUR 6,500 7,866,995
Ω 4.500%, 09/03/30 ...... 725 727,961
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
4.863%, 08/03/26(*) .... 7,150 7,179,137
3.750%, 07/29/30 ...... 960 955,077
Svenska Handelsbanken AB

36
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
SWEDEN — (Continued)
Ω SOFR+1.25%, FRN,
4.934%, 06/15/26(*) .... 2,100 $ 2,108,385
Ω SOFR+0.66%, FRN,
4.406%, 05/28/27(*) .... 6,400 6,424,058
5.000%, 03/02/28, MTN . AUD 5,000 3,514,414
BBSW3M+1.05%, FRN,
4.717%, 03/02/28(*), MTN AUD 6,000 4,242,937
Ω SOFR+0.74%, FRN,
4.502%, 05/23/28(*) .... 3,601 3,620,630
Ω 5.500%, 06/15/28 ...... 8,962 9,259,464
5.500%, 06/15/28 ...... 1,000 1,033,192
1.375%, 02/23/29, MTN . EUR 200 228,692
2.625%, 09/05/29 ...... EUR 2,000 2,380,588
Swedbank AB
2.875%, 04/30/29, MTN . EUR 1,100 1,312,798
3.250%, 09/24/29, MTN . EUR 5,540 6,681,553
Tele2 AB
3.750%, 11/22/29, MTN . EUR 500 610,047
Volvo Treasury AB
3.125%, 02/08/29, MTN . EUR 2,200 2,651,180
3.125%, 08/26/29, MTN . EUR 3,850 4,629,524
TOTAL SWEDEN ......... 88,928,739
SWITZERLAND — (0.1%)
ABB Finance BV
Δ 0.0 0 0%, 01/19/30, MTN EUR 2,200 2,356,603
Sandoz Finance BV
3.250%, 09/12/29 ...... EUR 500 602,463
4.220%, 04/17/30 ...... EUR 300 374,400
Sika Capital BV
3.750%, 05/03/30 ...... EUR 850 1,043,171
Swiss Life Finance I AG
3.250%, 08/31/29 ...... EUR 300 360,959
Tyco Electronics Group SA
# 4.625%, 02/01/30 ...... 500 509,366
UBS AG
1.250%, 06/01/26 ...... 50 49,578
5.650%, 09/11/28 ...... 1,435 1,497,641
UBS Group AG
Ω 4.125%, 04/15/26 ...... 601 601,359
TOTAL SWITZERLAND .... 7,395,540
UNITED KINGDOM — (3.0%)
Ashtead Capital, Inc.
Ω 1.500%, 08/12/26 ...... 2,230 2,196,511
AstraZeneca PLC
4.000%, 01/17/29 ...... 167 167,534
BAT Capital Corp.
2.259%, 03/25/28 ...... 1,246 1,201,331
3.462%, 09/06/29 ...... 300 292,562
6.343%, 08/02/30 ...... 1,628 1,759,565
BAT International Finance PLC
1.668%, 03/25/26 ...... 51 50,830
4.448%, 03/16/28 ...... 3,751 3,782,017
5.931%, 02/02/29 ...... 5,000 5,248,336
3.125%, 03/06/29, MTN . EUR 2,000 2,399,329
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
2.250%, 01/16/30, MTN . EUR 7,170 $ 8,264,597
British Telecommunications
PLC
Ω 3.250%, 11/08/29 ...... 250 240,656
Cadent Finance PLC
0.625%, 03/19/30, MTN . EUR 500 541,225
CK Hutchison Europe Finance
21, Ltd.
0.750%, 11/02/29 ...... EUR 1,000 1,097,826
CK Hutchison International 23,
Ltd.
Ω # 4.750%, 04/21/28 ...... 5,000 5,073,580
Diageo Capital PLC
2.000%, 04/29/30 ...... 2,317 2,120,829
HSBC Holdings PLC
4.950%, 03/31/30 ...... 16,466 16,856,045
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.673%, 03/04/27(*) .... 8,236 8,278,827
Imperial Brands Finance PLC
Ω 5.500%, 02/01/30 ...... 4,301 4,462,836
Lloyds Bank Corporate Markets
PLC
3.250%, 03/24/30, MTN . EUR 1,060 1,278,162
Lloyds Banking Group PLC
4.375%, 03/22/28 ...... 2,316 2,332,952
4.550%, 08/16/28 ...... 1,049 1,062,695
LSEG Finance PLC
Ω 1.375%, 04/06/26 ...... 1,077 1,072,305
1.375%, 04/06/26 ...... 425 423,147
Ω 2.000%, 04/06/28 ...... 1,200 1,150,302
Motability Operations Group
PLC
3.625%, 07/24/29, MTN . EUR 8,000 9,752,717
4.000%, 01/17/30, MTN . EUR 900 1,109,496
National Grid North America,
Inc.
3.247%, 11/25/29, MTN . EUR 1,900 2,286,707
3.150%, 06/03/30, MTN . EUR 1,100 1,313,268
National Grid PLC
0.553%, 09/18/29, MTN . EUR 600 657,534
Nationwide Building Society
Ω 1.500%, 10/13/26 ...... 2,753 2,708,023
Ω 5.127%, 07/29/29 ...... 21,133 21,744,015
3.250%, 09/05/29, MTN . EUR 4,800 5,797,899
3.000%, 03/03/30, MTN . EUR 6,038 7,208,413
NatWest Group PLC
4.800%, 04/05/26 ...... 802 803,242
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
4.686%, 05/17/27(*) .... 2,670 2,683,217
Ω SOFR+0.95%, FRN,
5.029%, 03/21/28(*) .... 4,295 4,325,959
5.899%, 08/23/28, MTN . AUD 1,950 1,393,121

37
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Ω SOFR+1.14%, FRN,
4.926%, 05/17/29(*) .... 9,580 $ 9,674,631
3.125%, 01/10/30, MTN . EUR 10,564 12,689,707
Ω SOFR+1.19%, FRN,
5.269%, 03/21/30(*) .... 675 685,214
Reckitt Benckiser Treasury
Services PLC
3.625%, 06/20/29, MTN . EUR 13,400 16,402,479
RELX Capital, Inc.
4.000%, 03/18/29 ...... 700 698,277
4.750%, 03/27/30 ...... 1,750 1,782,399
3.000%, 05/22/30 ...... 3,295 3,135,570
SSE PLC
2.875%, 08/01/29, MTN . EUR 6,960 8,299,787
WPP Finance 2013
3.625%, 09/12/29, MTN . EUR 120 144,413
TOTAL UNITED KINGDOM . 186,650,087
UNITED STATES — (48.5%)
3M Co.
3.625%, 09/14/28, MTN . 7,872 7,814,280
3.375%, 03/01/29, MTN . 3,506 3,439,574
2.375%, 08/26/29 ...... 1,787 1,687,959
4.800%, 03/15/30 ...... 5,715 5,835,949
3.050%, 04/15/30 ...... 1,759 1,680,723
1.750%, 05/15/30, MTN . EUR 150 169,881
Abbott Laboratories
1.150%, 01/30/28 ...... 3,000 2,859,368
# 1.400%, 06/30/30 ...... 6,588 5,898,307
AbbVie, Inc.
3.200%, 11/21/29 ...... 657 637,395
# 4.875%, 03/15/30 ...... 1,063 1,094,140
Accenture Capital, Inc.
4.050%, 10/04/29 ...... 47,967 48,128,274
AEP Texas, Inc.
2.100%, 07/01/30 ...... 100 91,231
AES Corp. (The)
5.450%, 06/01/28 ...... 1,085 1,113,935
Ω 3.950%, 07/15/30 ...... 4,180 4,084,756
Air Products and Chemicals,
Inc.
2.050%, 05/15/30 ...... 2,850 2,624,461
Alabama Power Co.
1.450%, 09/15/30 ...... 850 753,597
Albemarle New Holding GmbH
1.625%, 11/25/28 ...... EUR 400 463,670
Allegion PLC
3.500%, 10/01/29 ...... 202 197,091
Allstate Corp. (The)
5.050%, 06/24/29 ...... 8,807 9,080,500
Ally Financial, Inc.
2.200%, 11/02/28 ...... 6,245 5,921,094
Alphabet, Inc.
4.000%, 05/15/30 ...... 1,779 1,780,133
1.100%, 08/15/30 ...... 9,320 8,221,265
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.100%, 11/15/30 ...... 5,935 $ 5,939,774
Altria Group, Inc.
3.400%, 05/06/30 ...... 125 120,550
Amazon.com, Inc.
# 1.650%, 05/12/28 ...... 3,588 3,431,209
4.650%, 12/01/29 ...... 2,634 2,702,440
1.500%, 06/03/30 ...... 6,923 6,234,896
4.100%, 11/20/30 ...... 3,650 3,650,332
Amcor Finance USA, Inc.
3.625%, 04/28/26 ...... 1,426 1,424,228
4.500%, 05/15/28 ...... 1,700 1,712,032
Amcor Flexibles North America,
Inc.
2.630%, 06/19/30 ...... 501 467,072
Amdocs, Ltd.
2.538%, 06/15/30 ...... 3,805 3,496,283
Ameren Corp.
3.650%, 02/15/26 ...... 156 155,923
American Electric Power Co.,
Inc.
2.300%, 03/01/30 ...... 2,563 2,371,465
American Express Co.
SOFRINDX+0.65%, FRN,
4.300%, 11/04/26(*) .... 212 212,595
American Medical Systems
Europe BV
3.375%, 03/08/29 ...... EUR 1,200 1,457,994
American Tower Corp.
2.750%, 01/15/27 ...... 409 404,507
1.500%, 01/31/28 ...... 275 261,572
5.250%, 07/15/28 ...... 4,225 4,344,508
5.200%, 02/15/29 ...... 3,900 4,010,656
0.875%, 05/21/29 ...... EUR 190 212,298
3.800%, 08/15/29 ...... 949 935,785
2.900%, 01/15/30 ...... 2,494 2,368,439
5.000%, 01/31/30 ...... 8,050 8,245,546
2.100%, 06/15/30 ...... 1,800 1,638,879
1.875%, 10/15/30 ...... 1,100 984,037
American Water Capital Corp.
3.450%, 06/01/29 ...... 2,417 2,373,396
2.800%, 05/01/30 ...... 4,222 4,002,946
Ameriprise Financial, Inc.
5.700%, 12/15/28 ...... 3,800 3,978,414
Amphenol Corp.
5.050%, 04/05/29 ...... 4,600 4,735,637
4.350%, 06/01/29 ...... 750 758,622
2.800%, 02/15/30 ...... 1,681 1,597,395
4.125%, 11/15/30 ...... 1,100 1,093,115
Analog Devices, Inc.
4.500%, 06/15/30 ...... 965 978,162
Aon Corp.
3.750%, 05/02/29 ...... 5,690 5,632,838
2.800%, 05/15/30 ...... 5,540 5,230,219
Apple, Inc.

38
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
1.200%, 02/08/28 ...... 932 $ 888,351
4.000%, 05/10/28 ...... 2,600 2,618,667
# 1.400%, 08/05/28 ...... 14,460 13,690,136
3.250%, 08/08/29 ...... 2,264 2,225,824
2.200%, 09/11/29 ...... 5,743 5,430,474
# 1.650%, 05/11/30 ...... 6,408 5,827,180
4.200%, 05/12/30 ...... 28,104 28,396,932
1.250%, 08/20/30 ...... 20,422 18,119,881
Applied Materials, Inc.
1.750%, 06/01/30 ...... 600 543,099
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 1,172 1,165,334
5.150%, 08/21/29 ...... 10,457 10,697,787
Assured Guaranty US Holdings,
Inc.
6.125%, 09/15/28 ...... 7,600 7,975,997
AT&T, Inc.
3.150%, 06/01/30 ...... EUR 1,000 1,197,465
Athene Holding, Ltd.
4.125%, 01/12/28 ...... 1,809 1,808,811
# 6.150%, 04/03/30 ...... 901 955,255
Autodesk, Inc.
# 2.850%, 01/15/30 ...... 12,728 12,065,577
AutoNation, Inc.
1.950%, 08/01/28 ...... 8,975 8,489,815
AutoZone, Inc.
3.750%, 04/18/29 ...... 140 138,151
4.000%, 04/15/30 ...... 242 238,918
AvalonBay Communities, Inc.
2.950%, 05/11/26 ...... 129 128,662
1.900%, 12/01/28 ...... 450 426,683
3.300%, 06/01/29, MTN . 1,590 1,551,834
2.300%, 03/01/30, MTN . 2,200 2,042,197
Avnet, Inc.
4.625%, 04/15/26 ...... 237 237,015
6.250%, 03/15/28 ...... 8,500 8,821,267
AXIS Specialty Finance PLC
4.000%, 12/06/27 ...... 111 110,878
Baker Hughes Holdings LLC
6.875%, 01/15/29 ...... 1,136 1,217,496
Baker Hughes Holdings LLC/
Baker Hughes Co.-Obligor, Inc.
3.337%, 12/15/27 ...... 682 675,387
3.138%, 11/07/29 ...... 2,550 2,462,562
4.486%, 05/01/30 ...... 850 859,224
Bank of America Corp.
3.500%, 04/19/26 ...... 54 53,957
Bank of America NA
SOFR+1.02%, FRN,
4.802%, 08/18/26(*) .... 6,147 6,168,447
5.815%, 10/30/28, MTN . AUD 500 358,282
Bank of New York Mellon Corp.
(The)
1.900%, 01/25/29, MTN . 150 141,496
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.850%, 04/26/29, MTN . 1,021 $ 1,021,167
SOFR+0.63%, FRN,
4.279%, 01/22/30(*) .... 1,300 1,299,191
1.650%, 01/28/31, MTN . 1,050 930,702
Baxter International, Inc.
2.272%, 12/01/28 ...... 736 697,557
3.950%, 04/01/30 ...... 850 830,290
Berkshire Hathaway Finance
Corp.
1.850%, 03/12/30 ...... 2,605 2,396,490
1.450%, 10/15/30 ...... 475 424,578
Best Buy Co., Inc.
4.450%, 10/01/28 ...... 8,541 8,625,114
1.950%, 10/01/30 ...... 9,905 8,909,073
BG Energy Capital PLC
2.250%, 11/21/29, MTN . EUR 1,400 1,628,059
Biogen, Inc.
2.250%, 05/01/30 ...... 599 550,630
Black Hills Corp.
3.050%, 10/15/29 ...... 297 284,178
2.500%, 06/15/30 ...... 1,350 1,248,088
BlackRock Funding, Inc.
4.700%, 03/14/29 ...... 24,378 24,946,655
Blackrock, Inc.
3.250%, 04/30/29 ...... 6,795 6,660,477
2.400%, 04/30/30 ...... 5,577 5,220,495
Block Financial LLC
2.500%, 07/15/28 ...... 5,886 5,638,600
Boardwalk Pipelines, LP
4.450%, 07/15/27 ...... 272 273,216
4.800%, 05/03/29 ...... 140 142,040
Boeing Co. (The)
2.700%, 02/01/27 ...... 90 88,921
3.200%, 03/01/29 ...... 1,335 1,297,389
2.950%, 02/01/30 ...... 7,066 6,705,808
Booking Holdings, Inc.
4.250%, 05/15/29 ...... EUR 400 497,164
BorgWarner, Inc.
4.950%, 08/15/29 ...... 1,179 1,206,102
Boston Properties, LP
3.650%, 02/01/26 ...... 2,376 2,376,000
6.750%, 12/01/27 ...... 200 208,965
4.500%, 12/01/28 ...... 17,588 17,706,806
3.400%, 06/21/29 ...... 8,713 8,462,154
2.900%, 03/15/30 ...... 2,350 2,206,774
Boston Scientific Corp.
2.650%, 06/01/30 ...... 2,850 2,679,599
BP Capital Markets America,
Inc.
3.937%, 09/21/28 ...... 400 400,452
4.234%, 11/06/28 ...... 115 115,864
4.699%, 04/10/29 ...... 2,385 2,434,733
4.970%, 10/17/29 ...... 10,104 10,400,540
4.868%, 11/25/29 ...... 6,505 6,679,061

39
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.633%, 04/06/30 ...... 1,200 $ 1,178,027
1.749%, 08/10/30 ...... 2,949 2,652,184
BP Capital Markets PLC
1.594%, 07/03/28, MTN . EUR 3,000 3,493,043
1.637%, 06/26/29, MTN . EUR 2,500 2,870,210
Brighthouse Financial, Inc.
3.700%, 06/22/27 ...... 1,535 1,519,089
# 5.625%, 05/15/30 ...... 2,445 2,487,553
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 2,689 2,689,243
3.900%, 03/15/27 ...... 1,462 1,459,784
2.250%, 04/01/28 ...... 150 144,380
4.125%, 05/15/29 ...... 1,422 1,417,083
Broadcom, Inc.
Ω 4.000%, 04/15/29 ...... 400 398,894
4.350%, 02/15/30 ...... 150 150,847
5.050%, 04/15/30 ...... 1,586 1,634,330
4.600%, 07/15/30 ...... 490 496,857
4.200%, 10/15/30 ...... 345 343,951
4.150%, 11/15/30 ...... 850 845,363
Brunswick Corp.
# 5.850%, 03/18/29 ...... 25,354 26,377,786
Bunge, Ltd. Finance Corp.
4.550%, 08/04/30 ...... 9,305 9,377,493
Cabot Corp.
3.400%, 09/15/26 ...... 231 229,656
Camden Property Trust
4.100%, 10/15/28 ...... 4,832 4,847,621
3.150%, 07/01/29 ...... 2,300 2,226,365
2.800%, 05/15/30 ...... 5,312 5,013,122
Capital One Financial Corp.
3.750%, 03/09/27 ...... 2,542 2,537,010
3.650%, 05/11/27 ...... 149 148,342
3.800%, 01/31/28 ...... 2,537 2,524,634
1.650%, 06/12/29 ...... EUR 4,900 5,553,883
Capital One NA
3.450%, 07/27/26 ...... 372 371,212
4.650%, 09/13/28 ...... 4,023 4,082,321
2.700%, 02/06/30 ...... 9,318 8,782,020
Cardinal Health, Inc.
5.000%, 11/15/29 ...... 1,126 1,156,999
4.500%, 09/15/30 ...... 1,810 1,823,932
Cargill, Inc.
Ω 2.125%, 04/23/30 ...... 725 666,113
3.875%, 04/24/30 ...... EUR 400 493,448
Ω 4.125%, 10/23/30 ...... 3,000 2,983,936
Carrier Global Corp.
2.722%, 02/15/30 ...... 451 425,121
Caterpillar Financial Services
Corp.
SOFR+0.69%, FRN,
4.635%, 10/16/26(*) .... 53 53,200
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+0.52%, FRN,
4.309%, 05/14/27(*), MTN 5,000 $ 5,025,440
4.700%, 11/15/29 ...... 400 410,326
Caterpillar, Inc.
2.600%, 09/19/29 ...... 400 382,537
CBRE Services, Inc.
# 5.500%, 04/01/29 ...... 400 414,568
Cencora, Inc.
4.850%, 12/15/29 ...... 450 460,322
CenterPoint Energy Resources
Corp.
5.250%, 03/01/28 ...... 95 97,380
1.750%, 10/01/30 ...... 3,450 3,072,962
Charles Schwab Corp. (The)
1.150%, 05/13/26 ...... 51 50,638
SOFRINDX+1.05%, FRN,
4.769%, 03/03/27(*) .... 9,471 9,544,057
3.200%, 01/25/28 ...... 3,300 3,262,772
2.000%, 03/20/28 ...... 3,963 3,818,972
4.000%, 02/01/29 ...... 400 402,113
3.250%, 05/22/29 ...... 1,400 1,367,873
2.750%, 10/01/29 ...... 3,207 3,060,778
Chevron Corp.
2.236%, 05/11/30 ...... 8,375 7,775,412
Chevron Phillips Chemical Co.
LLC/Chevron Phillips Chemical
Co., LP
Ω 3.700%, 06/01/28 ...... 250 247,487
Ω 4.750%, 05/15/30 ...... 9,346 9,465,919
Chevron USA, Inc.
3.250%, 10/15/29 ...... 17,560 17,168,542
4.687%, 04/15/30 ...... 9,398 9,608,079
SOFR+0.82%, FRN,
4.778%, 10/15/30(*) .... 3,444 3,474,008
# 4.300%, 10/15/30 ...... 12,240 12,364,562
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 6,709 6,547,809
Chubb INA Holdings LLC
3.350%, 05/03/26 ...... 51 50,960
4.650%, 08/15/29 ...... 450 460,265
1.375%, 09/15/30 ...... 950 838,606
Cigna Group (The)
3.050%, 10/15/27 ...... 200 197,291
4.375%, 10/15/28 ...... 13,970 14,084,773
5.000%, 05/15/29 ...... 14,367 14,756,654
2.400%, 03/15/30 ...... 13,359 12,432,031
# 4.500%, 09/15/30 ...... 6,969 7,015,236
Cincinnati Financial Corp.
6.920%, 05/15/28 ...... 8,750 9,297,186
Cisco Systems, Inc.
4.750%, 02/24/30 ...... 3,686 3,784,265
Citibank NA
SOFRINDX+0.59%, FRN,
4.447%, 04/30/26(*) .... 2,400 2,401,608

40
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+0.71%, FRN,
4.515%, 08/06/26(*) .... 1,350 $ 1,352,714
SOFRINDX+1.06%, FRN,
4.773%, 12/04/26(*) .... 8,885 8,940,549
SOFR+0.78%, FRN,
4.515%, 05/29/27(*) .... 949 953,375
Citigroup, Inc.
1.250%, 04/10/29, MTN . EUR 1,200 1,363,536
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 10,781 10,051,326
3.250%, 04/30/30 ...... 8,250 7,888,135
CME Group, Inc.
4.400%, 03/15/30 ...... 7,298 7,399,329
CNA Financial Corp.
3.900%, 05/01/29 ...... 7,012 6,966,545
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 16,024 16,309,628
Colgate-Palmolive Co.
4.200%, 05/01/30 ...... 18,345 18,502,305
Comcast Corp.
4.150%, 10/15/28 ...... 101 101,541
# 4.550%, 01/15/29 ...... 5,400 5,490,092
2.650%, 02/01/30 ...... 13,730 12,948,615
3.400%, 04/01/30 ...... 8,952 8,673,617
# 4.250%, 10/15/30 ...... 8,821 8,818,380
Conagra Brands, Inc.
5.000%, 08/01/30 ...... 13,241 13,382,970
8.250%, 09/15/30 ...... 773 883,335
ConocoPhillips Co.
4.700%, 01/15/30 ...... 3,373 3,436,042
Constellation Brands, Inc.
3.150%, 08/01/29 ...... 450 434,555
# 4.800%, 05/01/30 ...... 618 628,800
Constellation Energy
Generation LLC
SOFR+0.60%, FRN,
4.367%, 01/08/28(*) .... 667 668,134
Continental Resources, Inc.
4.375%, 01/15/28 ...... 3,233 3,237,189
COPT Defense Properties, LP
2.000%, 01/15/29 ...... 2,408 2,263,478
4.500%, 10/15/30 ...... 2,242 2,236,603
Corebridge Financial, Inc.
3.850%, 04/05/29 ...... 3,000 2,968,845
Costco Wholesale Corp.
1.600%, 04/20/30 ...... 1,964 1,781,601
CRH SMW Finance DAC
5.125%, 01/09/30 ...... 1,830 1,885,297
Crown Castle, Inc.
5.000%, 01/11/28 ...... 250 253,898
3.800%, 02/15/28 ...... 3,000 2,980,672
4.300%, 02/15/29 ...... 5,050 5,052,053
4.900%, 09/01/29 ...... 447 454,629
3.100%, 11/15/29 ...... 1,787 1,707,535
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.300%, 07/01/30 ...... 6,907 $ 6,557,018
CVS Health Corp.
5.000%, 01/30/29 ...... 623 636,547
5.400%, 06/01/29 ...... 2,362 2,445,805
3.250%, 08/15/29 ...... 20,090 19,412,340
5.125%, 02/21/30 ...... 5,576 5,720,581
3.750%, 04/01/30 ...... 3,494 3,405,498
1.750%, 08/21/30 ...... 6,853 6,090,848
D.R. Horton, Inc.
# 4.850%, 10/15/30 ...... 3,841 3,929,296
Danaher Corp.
2.500%, 03/30/30 ...... EUR 1,600 1,883,731
Darden Restaurants, Inc.
4.550%, 10/15/29 ...... 8,882 8,968,201
DCP Midstream Operating, LP
5.625%, 07/15/27 ...... 409 416,433
5.125%, 05/15/29 ...... 540 552,809
8.125%, 08/16/30 ...... 672 776,635
Dell Bank International DAC
3.625%, 06/24/29, MTN . EUR 400 484,859
Dell International LLC/EMC
Corp.
4.350%, 02/01/30 ...... 1,159 1,157,953
5.000%, 04/01/30 ...... 5,458 5,583,008
Dollar General Corp.
5.200%, 07/05/28 ...... 253 259,329
3.500%, 04/03/30 ...... 8,628 8,331,341
Dow Chemical Co. (The)
7.375%, 11/01/29 ...... 108 119,006
2.100%, 11/15/30 ...... 1,910 1,696,165
DTE Energy Co.
2.950%, 03/01/30 ...... 450 426,499
5.200%, 04/01/30 ...... 475 489,963
Duke Energy Carolinas LLC
6.000%, 12/01/28 ...... 807 850,948
Duke Energy Corp.
3.100%, 06/15/28 ...... EUR 4,250 5,098,910
Duquesne Light Holdings, Inc.
Ω 3.616%, 08/01/27 ...... 650 643,103
Ω # 2.532%, 10/01/30 ...... 1,100 1,004,837
DXC Technology Co.
1.800%, 09/15/26 ...... 1,316 1,297,674
2.375%, 09/15/28 ...... 20,725 19,778,207
Eastman Chemical Co.
5.000%, 08/01/29 ...... 1,080 1,103,453
Eaton Capital ULC
0.577%, 03/08/30 ...... EUR 280 304,509
4.450%, 05/09/30 ...... 1,820 1,834,520
Elevance Health, Inc.
5.150%, 06/15/29 ...... 3,423 3,527,645
2.875%, 09/15/29 ...... 8,917 8,520,209
4.750%, 02/15/30 ...... 7,247 7,378,889
2.250%, 05/15/30 ...... 17,693 16,253,429
Eli Lilly & Co.

41
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.200%, 08/14/29 ...... 1,210 $ 1,222,611
4.750%, 02/12/30 ...... 2,932 3,010,064
Emerson Electric Co.
2.000%, 12/21/28 ...... 1,326 1,260,174
2.000%, 10/15/29, MTN . EUR 1,900 2,203,765
1.950%, 10/15/30 ...... 200 181,550
Energy Transfer, LP
4.400%, 03/15/27 ...... 123 123,430
4.950%, 05/15/28 ...... 937 952,169
4.950%, 06/15/28 ...... 100 101,780
6.100%, 12/01/28 ...... 851 894,356
5.250%, 04/15/29 ...... 1,371 1,410,367
5.250%, 07/01/29 ...... 2,485 2,561,397
4.150%, 09/15/29 ...... 1,132 1,127,463
8.250%, 11/15/29 ...... 884 993,641
5.200%, 04/01/30 ...... 1,638 1,690,124
3.750%, 05/15/30 ...... 3,859 3,760,274
Enterprise Products Operating
LLC
4.150%, 10/16/28 ...... 3,550 3,573,455
3.125%, 07/31/29 ...... 1,050 1,018,958
2.800%, 01/31/30 ...... 900 855,149
EPR Properties
4.950%, 04/15/28 ...... 3,020 3,048,318
3.750%, 08/15/29 ...... 20,137 19,579,446
4.750%, 11/15/30 ...... 1,835 1,819,835
Equifax, Inc.
4.800%, 09/15/29 ...... 175 177,954
Equinix Europe 2 Financing
Corp. LLC
4.600%, 11/15/30 ...... 2,820 2,831,374
Equinix, Inc.
1.800%, 07/15/27 ...... 464 449,711
2.000%, 05/15/28 ...... 200 191,171
3.200%, 11/18/29 ...... 18,074 17,400,161
2.150%, 07/15/30 ...... 4,160 3,777,637
Equitable Holdings, Inc.
7.000%, 04/01/28 ...... 125 131,892
4.350%, 04/20/28 ...... 6,106 6,139,754
ERAC USA Finance LLC
Ω 3.300%, 12/01/26 ...... 293 291,771
Ω 4.600%, 05/01/28 ...... 8,350 8,460,358
Ω 5.000%, 02/15/29 ...... 1,450 1,487,187
ERP Operating, LP
3.500%, 03/01/28 ...... 2,412 2,390,932
4.150%, 12/01/28 ...... 400 401,739
3.000%, 07/01/29 ...... 1,357 1,310,870
# 2.500%, 02/15/30 ...... 5,428 5,101,389
Essex Portfolio, LP
3.000%, 01/15/30 ...... 155 147,451
Estee Lauder Cos., Inc. (The)
2.375%, 12/01/29 ...... 6,189 5,808,318
2.600%, 04/15/30 ...... 5,557 5,224,581
Eversource Energy
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.450%, 12/15/30 ...... 1,800 $ 1,797,009
Expedia Group, Inc.
3.250%, 02/15/30 ...... 691 663,452
Experian Finance PLC
4.250%, 02/01/29 ...... 1,000 1,001,285
Ω 2.750%, 03/08/30 ...... 6,045 5,693,104
Extra Space Storage, LP
2.200%, 10/15/30 ...... 557 504,743
Exxon Mobil Corp.
2.440%, 08/16/29 ...... 4,682 4,479,072
Fidelity National Financial, Inc.
4.500%, 08/15/28 ...... 1,185 1,193,402
Fifth Third Bancorp
2.550%, 05/05/27 ...... 1,050 1,031,865
3.950%, 03/14/28 ...... 2,000 1,998,485
Fifth Third Financial Corp.
# 4.000%, 02/01/29 ...... 5,249 5,218,376
First American Financial Corp.
4.000%, 05/15/30 ...... 4,050 3,918,985
Fiserv, Inc.
3.500%, 07/01/29 ...... 630 612,232
4.750%, 03/15/30 ...... 1,485 1,493,785
2.650%, 06/01/30 ...... 5,728 5,290,940
Five Corners Funding Trust II
Ω 2.850%, 05/15/30 ...... 7,520 7,091,219
Flex, Ltd.
3.750%, 02/01/26 ...... 5,057 5,057,000
6.000%, 01/15/28 ...... 705 728,234
4.875%, 06/15/29 ...... 11,868 12,050,036
# 4.875%, 05/12/30 ...... 2,902 2,942,270
Flowserve Corp.
3.500%, 10/01/30 ...... 2,907 2,777,023
FMR LLC
Ω 7.570%, 06/15/29 ...... 350 386,219
Fox Corp.
# 3.500%, 04/08/30 ...... 5,318 5,155,888
Franklin Resources, Inc.
1.600%, 10/30/30 ...... 4,158 3,690,346
GATX Corp.
3.250%, 09/15/26 ...... 528 525,249
4.550%, 11/07/28 ...... 750 758,195
General Electric Co.
TSFR3M+0.64%, FRN,
4.542%, 05/05/26(*), MTN 1,027 1,028,068
1.500%, 05/17/29 ...... EUR 180 206,142
General Mills, Inc.
4.875%, 01/30/30 ...... 589 602,076
General Motors Co.
5.400%, 10/15/29 ...... 2,875 2,979,750
General Motors Financial Co.,
Inc.
4.350%, 01/17/27 ...... 828 829,983
SOFR+1.04%, FRN,
4.789%, 02/26/27(*) .... 1,452 1,455,342

42
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFRINDX+1.35%, FRN,
5.159%, 05/08/27(*) .... 1,914 $ 1,926,859
SOFRINDX+1.05%, FRN,
5.008%, 07/15/27(*) .... 1,992 1,996,249
# 2.700%, 08/20/27 ...... 463 453,611
6.000%, 01/09/28 ...... 364 376,221
# SOFRINDX+1.17%, FRN,
5.181%, 04/04/28(*) .... 170 170,533
2.400%, 10/15/28 ...... 1,745 1,669,103
# 5.650%, 01/17/29 ...... 745 772,250
4.300%, 02/15/29, MTN . EUR 1,500 1,861,132
4.300%, 04/06/29 ...... 2,916 2,919,591
5.550%, 07/15/29 ...... 3,533 3,667,542
4.900%, 10/06/29 ...... 4,082 4,147,707
5.350%, 01/07/30 ...... 6,845 7,074,766
SOFR+1.29%, FRN,
5.289%, 01/07/30(*) .... 500 500,414
5.850%, 04/06/30 ...... 2,227 2,339,505
3.600%, 06/21/30 ...... 2,975 2,870,753
5.450%, 07/15/30 ...... 500 519,528
2.350%, 01/08/31 ...... 475 428,219
Genuine Parts Co.
4.950%, 08/15/29 ...... 430 436,974
1.875%, 11/01/30 ...... 2,425 2,143,363
Georgia Power Co.
2.650%, 09/15/29 ...... 1,350 1,286,482
4.550%, 03/15/30 ...... 1,355 1,375,207
Georgia-Pacific LLC
Ω 2.300%, 04/30/30 ...... 5,250 4,849,959
Gilead Sciences, Inc.
3.650%, 03/01/26 ...... 353 352,902
# 4.800%, 11/15/29 ...... 4,337 4,455,170
1.650%, 10/01/30 ...... 2,382 2,133,595
GlaxoSmithKline Capital PLC
1.375%, 09/12/29 ...... EUR 160 181,890
GlaxoSmithKline Capital, Inc.
4.500%, 04/15/30 ...... 1,441 1,464,112
Global Payments, Inc.
4.450%, 06/01/28 ...... 1,374 1,380,094
3.200%, 08/15/29 ...... 7,683 7,344,506
5.300%, 08/15/29 ...... 265 271,337
2.900%, 05/15/30 ...... 13,404 12,460,823
Globe Life, Inc.
4.550%, 09/15/28 ...... 5,341 5,394,710
2.150%, 08/15/30 ...... 1,363 1,236,315
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 5,267 6,002,396
0.875%, 05/09/29, MTN . EUR 6,500 7,276,727
2.600%, 02/07/30 ...... 16,394 15,389,423
3.800%, 03/15/30 ...... 5,775 5,687,557
Halliburton Co.
2.920%, 03/01/30 ...... 2,944 2,792,310
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Harley-Davidson Financial
Services, Inc.
Ω 3.050%, 02/14/27 ...... 796 $ 787,281
HCA, Inc.
SOFR+0.87%, FRN,
4.612%, 03/01/28(*) .... 2,417 2,426,689
5.200%, 06/01/28 ...... 1,279 1,310,388
3.375%, 03/15/29 ...... 3,749 3,663,942
5.250%, 03/01/30 ...... 3,795 3,917,587
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 5.200%, 06/15/29 ...... 10,385 10,653,083
Ω 2.200%, 06/01/30 ...... 975 885,969
Healthcare Realty Holdings, LP
3.500%, 08/01/26 ...... 400 398,051
3.750%, 07/01/27 ...... 446 443,454
3.625%, 01/15/28 ...... 1,050 1,039,706
3.100%, 02/15/30 ...... 3,126 2,964,486
2.400%, 03/15/30 ...... 2,465 2,254,148
Helmerich & Payne, Inc.
4.850%, 12/01/29 ...... 1,250 1,265,892
Hershey Co. (The)
1.700%, 06/01/30 ...... 500 452,109
Hess Corp.
7.875%, 10/01/29 ...... 300 337,753
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 ...... 751 770,119
4.550%, 10/15/29 ...... 1,865 1,878,645
Highwoods Realty, LP
4.200%, 04/15/29 ...... 4,935 4,864,452
3.050%, 02/15/30 ...... 5,985 5,592,029
Home Depot, Inc. (The)
2.950%, 06/15/29 ...... 800 775,878
4.750%, 06/25/29 ...... 800 820,283
2.700%, 04/15/30 ...... 501 474,363
Honeywell International, Inc.
# 4.700%, 02/01/30 ...... 3,750 3,832,800
3.375%, 03/01/30 ...... EUR 4,460 5,407,024
1.950%, 06/01/30 ...... 3,164 2,891,453
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 19,208 18,488,894
HP, Inc.
4.000%, 04/15/29 ...... 1,053 1,042,395
5.400%, 04/25/30 ...... 1,300 1,342,811
# 3.400%, 06/17/30 ...... 3,899 3,734,871
Humana, Inc.
5.750%, 12/01/28 ...... 17,448 18,078,206
3.700%, 03/23/29 ...... 400 391,714
# 3.125%, 08/15/29 ...... 450 430,625
4.875%, 04/01/30 ...... 900 906,991
Huntington Bancshares, Inc.
2.550%, 02/04/30 ...... 1,003 935,643
Hyatt Hotels Corp.
4.375%, 09/15/28 ...... 3,370 3,377,688

43
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.250%, 06/30/29 ...... 9,427 $ 9,719,476
IBM International Capital Pte,
Ltd.
4.600%, 02/05/29 ...... 14,642 14,883,197
Illinois Tool Works, Inc.
2.125%, 05/22/30 ...... EUR 300 346,238
Illumina, Inc.
5.750%, 12/13/27 ...... 1,100 1,132,379
Intel Corp.
1.600%, 08/12/28 ...... 400 377,085
2.450%, 11/15/29 ...... 5,749 5,384,740
5.125%, 02/10/30 ...... 2,350 2,410,507
3.900%, 03/25/30 ...... 2,874 2,821,713
Intercontinental Exchange, Inc.
3.750%, 09/21/28 ...... 3,000 2,985,266
International Business Machines
Corp.
3.300%, 05/15/26 ...... 53 52,927
3.500%, 05/15/29 ...... 5,499 5,410,271
4.800%, 02/10/30 ...... 5,076 5,192,302
2.900%, 02/10/30 ...... EUR 2,300 2,742,841
1.950%, 05/15/30 ...... 12,479 11,382,314
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 ...... 1,850 1,857,442
Interstate Power and Light Co.
# 4.100%, 09/26/28 ...... 4,517 4,523,503
3.600%, 04/01/29 ...... 5,850 5,753,536
Invitation Homes Operating
Partnership, LP
2.300%, 11/15/28 ...... 1,195 1,136,114
Jabil, Inc.
1.700%, 04/15/26 ...... 1,323 1,316,896
3.600%, 01/15/30 ...... 4,160 4,027,548
Jackson Financial, Inc.
5.170%, 06/08/27 ...... 213 215,774
Jacobs Engineering Group, Inc.
6.350%, 08/18/28 ...... 8,874 9,330,752
Jefferies Financial Group, Inc.
6.450%, 06/08/27 ...... 131 135,102
5.875%, 07/21/28 ...... 15,552 16,157,775
4.000%, 04/16/29, MTN . EUR 1,800 2,206,452
4.150%, 01/23/30 ...... 10,652 10,513,363
John Deere Bank SA
3.300%, 10/15/29, MTN . EUR 300 364,380
John Deere Capital Corp.
SOFR+0.57%, FRN,
4.773%, 03/03/26(*), MTN 835 835,304
SOFR+0.44%, FRN,
4.159%, 03/06/26(*), MTN 1,880 1,880,554
SOFR+0.79%, FRN,
4.508%, 06/08/26(*), MTN 1,131 1,133,084
SOFR+0.60%, FRN,
4.306%, 06/11/27(*), MTN 2,555 2,566,591
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+0.68%, FRN,
4.660%, 07/15/27(*) .... 358 $ 360,399
SOFR+0.50%, FRN,
4.219%, 03/06/28(*) .... 953 957,049
2.450%, 01/09/30, MTN . 400 379,168
4.375%, 10/15/30, MTN . 300 303,230
Johnson & Johnson
# 4.800%, 06/01/29 ...... 36,664 37,847,951
6.950%, 09/01/29 ...... 500 552,011
# 4.700%, 03/01/30 ...... 26,566 27,342,925
1.300%, 09/01/30 ...... 3,714 3,311,543
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.483%, 04/29/26(*), MTN 2,460 2,462,515
SOFR+1.00%, FRN,
4.706%, 12/08/26(*) .... 4,411 4,434,431
Juniper Networks, Inc.
3.750%, 08/15/29 ...... 264 258,213
2.000%, 12/10/30 ...... 1,300 1,155,999
Kellanova
# 2.100%, 06/01/30 ...... 6,450 5,912,496
Kemper Corp.
2.400%, 09/30/30 ...... 14,004 12,524,354
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
4.564%, 03/15/27(*) .... 1,338 1,340,201
3.200%, 05/01/30 ...... 1,250 1,189,399
4.600%, 05/15/30 ...... 3,044 3,059,386
KeyCorp.
2.250%, 04/06/27, MTN . 2,674 2,619,526
4.100%, 04/30/28, MTN . 550 550,894
2.550%, 10/01/29, MTN . 7,733 7,322,281
Kilroy Realty, LP
4.250%, 08/15/29 ...... 2,630 2,585,418
3.050%, 02/15/30 ...... 3,025 2,819,789
Kimco Realty OP LLC
2.700%, 10/01/30 ...... 5,450 5,117,483
Kinder Morgan, Inc.
# 5.000%, 02/01/29 ...... 15,127 15,522,736
5.100%, 08/01/29 ...... 3,068 3,160,142
5.150%, 06/01/30 ...... 934 966,195
Kyndryl Holdings, Inc.
2.700%, 10/15/28 ...... 2,805 2,694,442
Laboratory Corp. of America
Holdings
# 2.950%, 12/01/29 ...... 431 411,849
Lazard Group LLC
4.500%, 09/19/28 ...... 5,755 5,794,982
4.375%, 03/11/29 ...... 300 300,778
Lear Corp.
4.250%, 05/15/29 ...... 1,231 1,227,979
3.500%, 05/30/30 ...... 1,600 1,540,827
Leggett & Platt, Inc.
# 4.400%, 03/15/29 ...... 3,504 3,470,063

44
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Lincoln National Corp.
# 3.800%, 03/01/28 ...... 4,796 $ 4,769,857
3.050%, 01/15/30 ...... 674 641,999
Ω 2.330%, 08/15/30 ...... 288 260,966
Lockheed Martin Corp.
4.400%, 08/15/30 ...... 1,946 1,965,683
Loews Corp.
3.200%, 05/15/30 ...... 4,050 3,884,531
LPL Holdings, Inc.
6.750%, 11/17/28 ...... 16,499 17,549,763
5.200%, 03/15/30 ...... 4,714 4,819,378
LYB International Finance III
LLC
2.250%, 10/01/30 ...... 4,250 3,794,377
Marathon Petroleum Corp.
5.150%, 03/01/30 ...... 9,078 9,345,487
Marriott International, Inc.
4.900%, 04/15/29 ...... 1,700 1,737,856
Mars, Inc.
Ω 3.200%, 04/01/30 ...... 1,360 1,309,061
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.509%, 11/08/27(*) .... 150 150,700
4.375%, 03/15/29 ...... 295 297,905
2.250%, 11/15/30 ...... 3,120 2,847,533
Mastercard, Inc.
2.950%, 06/01/29 ...... 1,000 969,781
McDonald's Corp.
4.000%, 03/07/30, MTN . EUR 600 744,468
McKesson Corp.
4.900%, 07/15/28 ...... 780 798,366
4.750%, 05/30/29 ...... 1,535 1,554,404
# 4.250%, 09/15/29 ...... 3,201 3,220,655
4.650%, 05/30/30 ...... 3,000 3,048,159
Medtronic, Inc.
3.650%, 10/15/29 ...... EUR 3,350 4,109,265
Merck & Co., Inc.
3.400%, 03/07/29 ...... 4,122 4,062,178
4.300%, 05/17/30 ...... 10,511 10,601,779
1.450%, 06/24/30 ...... 25,457 22,800,178
4.150%, 09/15/30 ...... 15,966 16,037,047
Meta Platforms, Inc.
4.600%, 05/15/28 ...... 6,448 6,565,849
# 4.300%, 08/15/29 ...... 29,460 29,806,371
4.200%, 11/15/30 ...... 13,317 13,293,076
Micron Technology, Inc.
5.327%, 02/06/29 ...... 850 876,739
4.663%, 02/15/30 ...... 4,602 4,646,245
Mid-America Apartments, LP
3.950%, 03/15/29 ...... 85 84,618
2.750%, 03/15/30 ...... 1,120 1,059,733
Mohawk Industries, Inc.
# 3.625%, 05/15/30 ...... 1,115 1,084,255
Morgan Stanley
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.250%, 08/09/26, MTN . 476 $ 482,049
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
5.020%, 10/30/26(*) .... 1,276 1,285,268
MPLX, LP
1.750%, 03/01/26 ...... 173 172,682
2.650%, 08/15/30 ...... 6,226 5,770,822
Nasdaq, Inc.
0.875%, 02/13/30 ...... EUR 450 494,783
National Fuel Gas Co.
5.500%, 03/15/30 ...... 5,594 5,786,284
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.619%, 02/05/27(*) .... 5,593 5,618,099
SOFR+0.82%, FRN,
4.504%, 09/16/27(*) .... 950 956,149
4.850%, 02/07/29 ...... 5,183 5,305,126
5.150%, 06/15/29 ...... 3,350 3,458,659
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.337%, 05/20/27(*) .... 959 963,536
Ω 5.100%, 11/21/27 ...... 2,166 2,214,813
Ω 5.000%, 05/30/28 ...... 13,360 13,668,477
Ω 4.900%, 06/26/29 ...... 7,816 8,018,639
Ω 4.700%, 05/20/30 ...... 4,885 4,982,419
Nestle Capital Corp.
Ω 4.650%, 03/12/29 ...... 10,773 11,012,751
Nestle Holdings, Inc.
Ω 5.000%, 03/14/28 ...... 4,600 4,710,481
Ω 3.625%, 09/24/28 ...... 965 961,553
3.625%, 09/24/28 ...... 1,450 1,445,068
Ω 4.250%, 10/01/29 ...... 355 358,088
Ω 4.950%, 03/14/30 ...... 1,760 1,813,322
Ω 1.250%, 09/15/30 ...... 2,170 1,914,751
Netflix, Inc.
4.625%, 05/15/29 ...... EUR 5,000 6,288,631
3.875%, 11/15/29 ...... EUR 2,500 3,078,749
Newmont Corp.
# 2.250%, 10/01/30 ...... 419 385,977
NextEra Energy Capital
Holdings, Inc.
SOFRINDX+0.80%, FRN,
4.636%, 02/04/28(*) .... 942 947,482
4.900%, 02/28/28 ...... 3,400 3,461,584
1.900%, 06/15/28 ...... 5,499 5,247,025
4.900%, 03/15/29 ...... 5,260 5,389,052
3.500%, 04/01/29 ...... 3,575 3,513,462
# 2.750%, 11/01/29 ...... 9,481 9,036,887
# 5.000%, 02/28/30 ...... 927 954,101
5.050%, 03/15/30 ...... 10,141 10,456,047
2.250%, 06/01/30 ...... 14,999 13,793,822
NIBC Bank NV
3.500%, 06/05/30, MTN . EUR 1,000 1,209,518

45
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
NIKE, Inc.
2.850%, 03/27/30 ...... 400 $ 381,687
NiSource, Inc.
2.950%, 09/01/29 ...... 284 272,300
Northern Trust Corp.
1.950%, 05/01/30 ...... 960 879,114
NOV, Inc.
3.600%, 12/01/29 ...... 1,248 1,220,360
Novartis Capital Corp.
3.800%, 09/18/29 ...... 42,795 42,661,851
2.200%, 08/14/30 ...... 11,990 11,095,420
4.100%, 11/05/30 ...... 19,487 19,487,973
Nucor Corp.
4.650%, 06/01/30 ...... 125 127,173
# 2.700%, 06/01/30 ...... 2,375 2,230,928
Omega Healthcare Investors,
Inc.
3.625%, 10/01/29 ...... 700 678,431
5.200%, 07/01/30 ...... 11,992 12,193,472
Omnicom Group, Inc.
2.450%, 04/30/30 ...... 1,824 1,688,861
ONE Gas, Inc.
5.100%, 04/01/29 ...... 1,000 1,029,591
ONEOK, Inc.
4.550%, 07/15/28 ...... 100 100,886
3.400%, 09/01/29 ...... 113 109,838
4.400%, 10/15/29 ...... 2,844 2,851,393
Oracle Corp.
SOFR+0.76%, FRN,
4.602%, 08/03/28(*) .... 239 235,040
Ovintiv, Inc.
8.125%, 09/15/30 ...... 1,600 1,827,274
PACCAR Financial Corp.
4.000%, 09/26/29 ...... 400 401,066
# 4.550%, 05/08/30 ...... 400 407,248
Parker-Hannifin Corp.
3.250%, 06/14/29 ...... 350 341,007
# 4.500%, 09/15/29 ...... 2,715 2,752,809
2.900%, 03/01/30 ...... EUR 1,190 1,414,033
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
4.376%, 03/06/28(*) .... 513 514,552
2.850%, 10/01/29 ...... 4,884 4,682,755
# 2.300%, 06/01/30 ...... 3,350 3,103,446
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 1.700%, 06/15/26 ...... 80 79,323
Ω 3.400%, 11/15/26 ...... 589 585,953
Ω # 5.875%, 11/15/27 ...... 200 205,591
Ω 5.700%, 02/01/28 ...... 1,500 1,541,768
Ω 5.550%, 05/01/28 ...... 800 822,214
Ω 6.050%, 08/01/28 ...... 522 543,991
Ω 5.350%, 03/30/29 ...... 575 592,133
Ω 5.250%, 07/01/29 ...... 650 668,189
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ω 3.350%, 11/01/29 ...... 5,346 $ 5,156,133
Ω 5.250%, 02/01/30 ...... 3,391 3,493,017
PepsiCo, Inc.
SOFRINDX+0.40%, FRN,
4.194%, 02/13/26(*) .... 817 817,083
2.625%, 07/29/29 ...... 1,090 1,042,559
Pfizer Investment Enterprises
Pte, Ltd.
4.650%, 05/19/30 ...... 1,359 1,385,281
Pfizer, Inc.
3.450%, 03/15/29 ...... 800 791,941
2.625%, 04/01/30 ...... 881 831,831
1.700%, 05/28/30 ...... 564 511,134
Philip Morris International, Inc.
4.875%, 02/15/28 ...... 3,175 3,234,665
SOFR+0.83%, FRN,
4.693%, 04/28/28(*) .... 700 704,306
5.250%, 09/07/28 ...... 875 902,653
4.875%, 02/13/29 ...... 9,440 9,664,530
3.375%, 08/15/29 ...... 2,120 2,072,077
4.625%, 11/01/29 ...... 2,693 2,740,572
5.625%, 11/17/29 ...... 8,068 8,486,367
5.125%, 02/15/30 ...... 2,330 2,405,247
4.375%, 04/30/30 ...... 2,707 2,723,023
# 2.100%, 05/01/30 ...... 4,150 3,804,621
5.500%, 09/07/30 ...... 7,070 7,422,336
# 4.000%, 10/29/30 ...... 1,668 1,650,044
1.750%, 11/01/30 ...... 6,996 6,238,675
Phillips 66 Co.
4.950%, 12/01/27 ...... 800 813,499
3.750%, 03/01/28 ...... 2,178 2,166,997
3.150%, 12/15/29 ...... 20,830 20,056,234
2.150%, 12/15/30 ...... 1,000 902,075
Plains All American Pipeline,
LP/PAA Finance Corp.
3.550%, 12/15/29 ...... 5,260 5,123,553
3.800%, 09/15/30 ...... 2,697 2,626,566
PNC Bank NA
3.100%, 10/25/27 ...... 848 838,213
3.250%, 01/22/28 ...... 3,458 3,420,932
PNC Financial Services Group,
Inc. (The)
3.150%, 05/19/27 ...... 450 445,953
3.450%, 04/23/29 ...... 5,397 5,318,317
2.550%, 01/22/30 ...... 11,117 10,466,033
PPG Industries, Inc.
2.750%, 06/01/29 ...... EUR 1,000 1,186,757
2.800%, 08/15/29 ...... 571 546,777
2.550%, 06/15/30 ...... 1,725 1,607,711
Principal Financial Group, Inc.
3.100%, 11/15/26 ...... 843 837,937
3.700%, 05/15/29 ...... 8,103 7,990,708
2.125%, 06/15/30 ...... 1,655 1,509,256
Procter & Gamble Co. (The)

46
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.350%, 01/29/29 ...... 3,400 $ 3,465,713
4.050%, 05/01/30 ...... 25,241 25,383,678
Prologis, LP
3.375%, 12/15/27 ...... 3,024 3,003,655
4.875%, 06/15/28 ...... 5,000 5,113,141
3.875%, 09/15/28 ...... 400 399,454
2.875%, 11/15/29 ...... 1,000 956,260
2.250%, 04/15/30 ...... 2,231 2,070,799
1.750%, 07/01/30 ...... 1,271 1,145,328
1.250%, 10/15/30 ...... 500 437,775
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.645%, 04/16/27(*) .... 7,576 7,602,135
1.950%, 11/09/28 ...... 855 810,411
3.385%, 05/01/29 ...... 5,050 4,958,193
# 4.375%, 07/01/30 ...... 5,286 5,332,522
PulteGroup, Inc.
5.500%, 03/01/26 ...... 474 474,488
5.000%, 01/15/27 ...... 400 402,618
PVH Corp.
4.125%, 07/16/29 ...... EUR 9,800 12,023,893
5.500%, 06/13/30 ...... 9,777 9,937,110
QUALCOMM, Inc.
# 4.500%, 05/20/30 ...... 720 731,400
Quanta Services, Inc.
2.900%, 10/01/30 ...... 1,354 1,269,234
Radian Group, Inc.
6.200%, 05/15/29 ...... 30,921 32,469,018
Ralph Lauren Corp.
2.950%, 06/15/30 ...... 1,450 1,376,141
Realty Income Corp.
4.875%, 06/01/26 ...... 132 132,124
4.450%, 09/15/26 ...... 244 244,494
4.125%, 10/15/26 ...... 266 266,321
3.200%, 01/15/27 ...... 1,780 1,769,095
3.000%, 01/15/27 ...... 253 251,206
3.950%, 08/15/27 ...... 219 219,118
3.400%, 01/15/28 ...... 976 966,029
3.650%, 01/15/28 ...... 145 144,266
2.100%, 03/15/28 ...... 4,770 4,594,414
2.200%, 06/15/28 ...... 2,300 2,210,747
4.700%, 12/15/28 ...... 400 407,450
4.750%, 02/15/29 ...... 2,454 2,500,526
3.250%, 06/15/29 ...... 1,050 1,022,268
4.000%, 07/15/29 ...... 10,233 10,208,012
3.100%, 12/15/29 ...... 12,764 12,321,357
3.400%, 01/15/30 ...... 1,953 1,896,505
# 4.850%, 03/15/30 ...... 4,109 4,212,025
Reinsurance Group of America,
Inc.
3.900%, 05/15/29 ...... 2,292 2,272,945
Republic Services, Inc.
2.300%, 03/01/30 ...... 1,883 1,754,683
Revvity, Inc.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
1.900%, 09/15/28 ...... 350 $ 330,460
3.300%, 09/15/29 ...... 3,588 3,464,518
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
4.529%, 11/13/26(*) .... 750 753,611
Ω 5.338%, 11/13/28 ...... 15,476 16,077,625
5.338%, 11/13/28 ...... 3,000 3,116,624
1.930%, 12/13/28 ...... 10,000 9,499,202
Ω 1.930%, 12/13/28 ...... 2,160 2,051,574
Ω 4.790%, 03/08/29 ...... 1,300 1,332,304
Ω 4.203%, 09/09/29 ...... 18,548 18,674,074
Ω 5.489%, 11/13/30 ...... 1,370 1,446,672
Ω 4.075%, 12/02/30 ...... 5,870 5,857,463
Ross Stores, Inc.
0.875%, 04/15/26 ...... 72 71,562
Royalty Pharma PLC
5.150%, 09/02/29 ...... 3,130 3,223,753
2.200%, 09/02/30 ...... 4,148 3,773,180
Ryder System, Inc.
5.250%, 06/01/28, MTN . 300 308,307
4.950%, 09/01/29 ...... 200 204,515
Sabra Health Care, LP
3.900%, 10/15/29 ...... 500 489,905
Schlumberger Holdings Corp.
3.900%, 05/17/28 ...... 2,000 1,997,737
Ω 3.900%, 05/17/28 ...... 15,871 15,850,179
Ω 4.300%, 05/01/29 ...... 2,505 2,529,770
Ω 5.000%, 11/15/29 ...... 1,292 1,325,075
Ω 2.650%, 06/26/30 ...... 400 376,968
Shell Finance US, Inc.
Ω 3.875%, 11/13/28 ...... 6,048 6,066,596
2.375%, 11/07/29 ...... 24,647 23,290,245
4.125%, 11/06/30 ...... 24,550 24,511,264
SOFR+0.78%, FRN,
4.594%, 11/06/30(*) .... 935 939,451
Sherwin-Williams Co. (The)
4.500%, 08/15/30 ...... 889 896,772
Simon Property Group, LP
3.375%, 12/01/27 ...... 274 271,861
1.750%, 02/01/28 ...... 385 369,817
2.450%, 09/13/29 ...... 5,870 5,553,082
2.650%, 07/15/30 ...... 2,839 2,660,256
4.375%, 10/01/30 ...... 9,852 9,899,301
Southern Co. (The)
# 3.700%, 04/30/30 ...... 2,382 2,324,890
Southwest Gas Corp.
5.800%, 12/01/27 ...... 200 205,824
5.450%, 03/23/28 ...... 3,233 3,316,987
3.700%, 04/01/28 ...... 1,000 993,094
Southwestern Electric Power
Co.
4.100%, 09/15/28 ...... 2,200 2,200,117
Stanley Black & Decker, Inc.
6.000%, 03/06/28 ...... 13,050 13,530,818

47
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 4.250%, 11/15/28 ...... 1,800 $ 1,805,724
# 2.300%, 03/15/30 ...... 10,600 9,751,172
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.217%, 11/25/26(*) .... 1,160 1,162,436
# 4.782%, 11/23/29 ...... 13,761 14,153,970
State Street Corp.
SOFR+0.85%, FRN,
4.664%, 08/03/26(*) .... 550 551,377
# SOFR+0.64%, FRN,
4.548%, 10/22/27(*) .... 1,527 1,534,475
# 2.400%, 01/24/30 ...... 5,176 4,882,793
4.729%, 02/28/30 ...... 4,986 5,103,447
# 4.834%, 04/24/30 ...... 23,398 24,038,122
Store Capital LLC
4.500%, 03/15/28 ...... 300 301,094
4.625%, 03/15/29 ...... 3,355 3,347,283
Ω 5.400%, 04/30/30 ...... 17,601 17,925,198
2.750%, 11/18/30 ...... 1,150 1,047,540
Stryker Corp.
1.950%, 06/15/30 ...... 4,679 4,254,910
Sun Communities Operating, LP
2.300%, 11/01/28 ...... 170 161,868
Sutter Health
3.695%, 08/15/28 ...... 2,500 2,476,665
Synchrony Financial
5.150%, 03/19/29 ...... 18,118 18,392,111
Sysco Corp.
5.100%, 09/23/30 ...... 1,979 2,042,242
Tapestry, Inc.
5.100%, 03/11/30 ...... 9,563 9,803,696
Targa Resources Corp.
6.150%, 03/01/29 ...... 8,920 9,397,352
4.900%, 09/15/30 ...... 2,063 2,104,117
Texas Instruments, Inc.
# 4.600%, 02/08/29 ...... 12,843 13,129,145
# 2.250%, 09/04/29 ...... 17,144 16,195,973
1.750%, 05/04/30 ...... 2,844 2,591,336
4.500%, 05/23/30 ...... 3,287 3,338,796
Textron, Inc.
3.900%, 09/17/29 ...... 320 316,489
3.000%, 06/01/30 ...... 500 473,761
Toll Brothers Finance Corp.
4.350%, 02/15/28 ...... 5,849 5,879,089
Truist Financial Corp.
1.950%, 06/05/30, MTN . 12,033 10,945,610
Tyson Foods, Inc.
4.350%, 03/01/29 ...... 200 200,886
5.400%, 03/15/29 ...... 2,850 2,949,666
UDR, Inc.
3.200%, 01/15/30, MTN . 11,798 11,348,282
Union Pacific Corp.
3.700%, 03/01/29 ...... 230 228,487
2.400%, 02/05/30 ...... 400 375,353
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.458%, 07/15/26(*) .... 3,688 $ 3,693,854
4.000%, 05/15/29 ...... 488 487,385
# 2.875%, 08/15/29 ...... 273 262,399
4.800%, 01/15/30 ...... 1,980 2,024,770
5.300%, 02/15/30 ...... 450 468,521
2.000%, 05/15/30 ...... 7,642 6,971,785
US Bancorp
3.150%, 04/27/27, MTN . 172 170,780
3.900%, 04/26/28, MTN . 2,560 2,564,804
# 1.375%, 07/22/30, MTN . 10,561 9,350,184
Valero Energy Corp.
5.150%, 02/15/30 ...... 3,765 3,877,649
Ventas Realty, LP
3.250%, 10/15/26 ...... 295 293,534
# 4.400%, 01/15/29 ...... 143 143,772
4.750%, 11/15/30 ...... 673 681,940
Verizon Communications, Inc.
4.500%, 08/17/27, MTN . AUD 500 349,347
4.329%, 09/21/28 ...... 629 634,370
3.875%, 02/08/29 ...... 6,750 6,727,878
0.375%, 03/22/29 ...... EUR 500 552,932
1.875%, 10/26/29 ...... EUR 300 345,034
4.016%, 12/03/29 ...... 19,144 19,032,192
# 3.150%, 03/22/30 ...... 5,954 5,707,697
1.250%, 04/08/30 ...... EUR 9,985 11,070,532
# 1.500%, 09/18/30 ...... 8,387 7,408,907
1.680%, 10/30/30 ...... 3,869 3,429,112
Virginia Electric and Power Co.
# 2.875%, 07/15/29 ...... 3,000 2,886,403
Visa, Inc.
2.750%, 09/15/27 ...... 1,629 1,607,931
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 3,100 3,067,838
Walmart, Inc.
1.500%, 09/22/28 ...... 831 787,724
7.550%, 02/15/30 ...... 685 778,056
4.350%, 04/28/30 ...... 3,847 3,908,915
Waste Management, Inc.
3.875%, 01/15/29 ...... 2,195 2,191,889
4.875%, 02/15/29 ...... 209 214,469
WEC Energy Group, Inc.
1.800%, 10/15/30 ...... 919 818,745
Wells Fargo & Co.
4.150%, 01/24/29, MTN . 7,922 7,954,842
0.625%, 03/25/30, MTN . EUR 100 108,414
Wells Fargo Bank NA
SOFR+1.06%, FRN,
4.870%, 08/07/26(*) .... 400 401,452
Welltower OP LLC
3.100%, 01/15/30 ...... 1,467 1,406,594
4.500%, 07/01/30 ...... 5,985 6,044,992
Western Union Co. (The)

48
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
1.350%, 03/15/26 ...... 237 $ 236,206
Westlake Corp.
1.625%, 07/17/29 ...... EUR 534 606,818
Williams Cos., Inc. (The)
4.900%, 03/15/29 ...... 250 255,778
4.800%, 11/15/29 ...... 10,489 10,696,770
3.500%, 11/15/30 ...... 1,517 1,456,966
Willis North America, Inc.
2.950%, 09/15/29 ...... 430 410,329
Wisconsin Electric Power Co.
5.000%, 05/15/29 ...... 800 823,754
Wisconsin Power and Light Co.
3.000%, 07/01/29 ...... 1,665 1,608,482
WP Carey, Inc.
4.650%, 07/15/30 ...... 1,100 1,107,376
WPC Eurobond BV
1.350%, 04/15/28 ...... EUR 1,500 1,732,831
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30 ...... 230 236,913
Zoetis, Inc.
# 2.000%, 05/15/30 ...... 2,828 2,589,470
TOTAL UNITED STATES .. 3,040,926,517
TOTAL BONDS .......... 5,843,862,227
U.S. TREASURY OBLIGATIONS
— (3.9%)
U.S. Treasury Notes
USBMMY3M + 0.19%,
FRN, 3.803% 10/31/27(*) 10,000 10,016,954
4.625%, 09/30/28 ..... 50,037 51,346,562
Face
Amount^
Value
(000)
U.S. Treasury Notes
4.375%, 11/30/28 ..... 27,911 $ 28,483,393
3.750%, 12/31/28 ..... 25,000 25,099,610
1.750%, 01/31/29 ..... 771 730,492
4.000%, 01/31/29 ..... 10,000 10,109,375
4.250%, 02/28/29 ..... 23,000 23,416,875
4.500%, 05/31/29 ..... 24,000 24,631,875
4.000%, 07/31/29 ..... 16,500 16,680,469
3.500%, 09/30/29 ..... 349 346,778
3.625%, 08/31/30 ..... 20,000 19,873,438
3.625%, 09/30/30 ..... 16,000 15,892,500
3.500%, 11/30/30 ..... 8,000 7,896,875
3.625%, 12/31/30 ..... 13,280 13,175,213
TOTAL U.S. TREASURY
OBLIGATIONS ........... 247,700,409
COMMERCIAL PAPER  — (0.2%)
NORWAY — (0.2%)
DNB Bank ASA
3.740%, 07/14/26 ...... 10,000 9,832,346
TOTAL NORWAY ........ 9,832,346
TOTAL COMMERCIAL
PAPER ................. 9,832,346
TOTAL INVESTMENT
SECURITIES — ( 97.3% )
(Cost $5,973,325,672) ..... 6,101,394,982
Shares Value
SECURITIES LENDING
COLLATERAL — (2.7%)
@§ The DFA Short Term
Investment Fund ...... 14,686,820 169,926,513
TOTAL INVESTMENTS
— (100.0%)
(Cost $6,143,252,185) ..... $ 6,271,321,495
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $1,041,781,498 which represented 16.9% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
# Total or Partial Securities on Loan
(*) The Adjustable rate shown is effective as of January 31, 2026.
Δ Zero Coupon Security
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
EUR Euro
FRN Floating Rate Note

49
Dimensional Short-Duration Fixed Income ETF
continued
GBP British Pounds
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
TSFR3M Term Secured Overnight Financing Rate 3 Month
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of January 31, 2026, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
GBP 67,017 USD 91,664 Citigroup 02/17/26 $ 299
USD 141,103,254 AUD 200,287,911 Bank Of America Merrill 03/04/26 797,272
USD 56,800,055 EUR 47,396,555 ANZ Banking Group Ltd. 04/07/26 2 40,575
Total Appreciation $1,038,146
USD 134,275,479 AUD 200,287,911 ANZ Banking Group Ltd. 02/02/26 $ (6,036,203)
USD 55,838,005 EUR 47,396,555 State Street Bank and Trust 02/02/26 (547,533)
USD 14,903,730 AUD 22,297,204 ANZ Banking Group Ltd. 02/04/26 (716,553)
USD 67,412 GBP 50,067 Citigroup 02/04/26 (1,293)
USD 160,548 CAD 219,573 Citigroup 02/04/26 (1,607)
USD 55,096,023 EUR 46,784,118 RBC Dominion Securities 02/04/26 (563,379)
USD 16,690,564 AUD 24,966,517 Bank Of America Merrill 02/06/26 (799,655)
USD 125,681,278 EUR 107,416,370 Bank Of America Merrill 02/09/26 (2,140,912)
USD 58,184,588 EUR 49,778,447 ANZ Banking Group Ltd. 02/11/26 (1,055,459)
USD 2,473,491 CAD 3,425,939 Citigroup 02/11/26 (57,266)
USD 55,649,460 EUR 47,724,792 ANZ Banking Group Ltd. 02/12/26 (1,149,088)
USD 4,010,177 GBP 2,982,118 Citigroup 02/17/26 (81,983)
USD 21,154,956 NZD 36,780,302 ANZ Banking Group Ltd. 02/19/26 (1,104,000)
USD 23,097,444 NZD 39,782,799 ANZ Banking Group Ltd. 03/02/26 (987,772)
USD 20,352,602 NZD 35,214,520 ANZ Banking Group Ltd. 03/09/26 (972,751)
USD 9,579,758 CAD 13,195,869 Citigroup 03/10/26 (178,756)
USD 57,837,545 EUR 49,200,957 BNY Capital Markets 03/24/26 (832,680)
USD 27,724,611 NZD 47,068,769 ANZ Banking Group Ltd. 03/27/26 (801,360)
USD 62,832,120 EUR 53,534,646 State Street Bank and Trust 03/27/26 (1,016,284)
USD 110,593,136 EUR 93,920,915 HSBC Bank 03/30/26 (1,440,474)
Total (Depreciation) $(20,485,008)
Total Appreciation (Depreciation) $(19,446,862)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 325,698,561 $ — $ 325,698,561
Austria .............................. — 543,200 — 543,200
Belgium ............................. — 41,604,396 — 41,604,396
Canada ............................. — 494,006,685 — 494,006,685

50
Dimensional Short-Duration Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Denmark ............................ $ — $ 45,348,826 $ — $ 45,348,826
Finland .............................. — 46,465,060 — 46,465,060
France .............................. — 220,127,573 — 220,127,573
Germany ............................ — 263,325,792 — 263,325,792
Ireland .............................. — 11,165,889 — 11,165,889
Italy ................................ — 48,205,504 — 48,205,504
Japan ............................... — 331,807,221 — 331,807,221
Luxembourg .......................... — 9,328,907 — 9,328,907
Netherlands .......................... — 163,382,687 — 163,382,687
New Zealand ......................... — 100,775,335 — 100,775,335
Norway .............................. — 84,835,282 — 84,835,282
Singapore ............................ — 1,745,792 — 1,745,792
Spain ............................... — 79,771,942 — 79,771,942
Supranational ......................... — 251,822,692 — 251,822,692
Sweden ............................. — 88,928,739 — 88,928,739
Switzerland ........................... — 7,395,540 — 7,395,540
United Kingdom ....................... — 186,650,087 — 186,650,087
United States ......................... — 3,040,926,517 — 3,040,926,517
U.S. Treasury Obligations ................. — 247,700,409 — 247,700,409
Commercial Paper ....................... — 9,832,346 — 9,832,346
Securities Lending Collateral ............... — 169,926,513 — 169,926,513
Total Investments ........................ $— $6,271,321,495 $— $6,271,321,495
Financial Instruments
Assets
Forward Currency Contracts** .............. — 1,038,146 — 1,038,146
Liabilities
Forward Currency Contracts** .............. — (20,485,008) — (20,485,008)
Total Other Financial Instruments ........... $– $(19,446,862) $– $(19,446,862)
**
Valued at the unrealized appreciation (depreciation) on the investment.

51
Dimensional Inflation-Protected Securities ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount
Value
(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
Treasury Inflation-Protected Security
2.500%, 01/15/29 .......................................................... 15,084 $ 15,710,977
3.875%, 04/15/29 .......................................................... 44,053 47,832,864
0.250%, 07/15/29 .......................................................... 72,742 70,908,167
0.125%, 01/15/30 .......................................................... 128,054 122,845,366
0.125%, 07/15/30 .......................................................... 147,669 141,052,602
0.125%, 01/15/31 .......................................................... 151,559 142,994,187
0.125%, 07/15/31 .......................................................... 117,327 110,034,850
0.125%, 01/15/32 .......................................................... 78,071 72,173,251
3.375%, 04/15/32 .......................................................... 74,904 83,342,371
1.125%, 01/15/33 .......................................................... 20,396 19,755,187
1.750%, 01/15/34 .......................................................... 17,547 17,583,418
1.875%, 07/15/34 .......................................................... 9,912 10,026,347
2.125%, 01/15/35 .......................................................... 9,521 9,753,137
2.125%, 02/15/40 .......................................................... 40,906 40,580,864
2.125%, 02/15/41 .......................................................... 49,441 48,539,578
0.750%, 02/15/42 .......................................................... 36,734 28,668,409
0.625%, 02/15/43 .......................................................... 36,858 27,523,581
1.375%, 02/15/44 .......................................................... 36,856 30,899,484
0.750%, 02/15/45 .......................................................... 33,287 24,289,476
TOTAL U.S. TREASURY OBLIGATIONS .......................................... 1,064,514,116
Shares Value
INVESTMENT COMPANY — (0.4%)
UNITED STATES — (0.4%)
State Street Institutional U.S. Government Money Market Fund
(r) 3.650% .................................................................. 4,057,001 4,057,001
TOTAL UNITED STATES ...................................................... 4,057,001
TOTAL INVESTMENT COMPANY ................................................ 4,057,001
TOTAL INVESTMENT SECURITIES — ( 100.0% )
(Cost $1,066,284,878) ......................................................... 1,068,571,117
TOTAL INVESTMENTS — (100.0%)
(Cost $1,066,284,878) ......................................................... $ 1,068,571,117
(r) Rate disclosed is the seven day yield as of January 31, 2026.
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations ................. $ — $ 1,064,514,116 $ — $ 1,064,514,116
Investment Company ..................... 4,057,001 — — 4,057,001
Total Investments ........................ $4,057,001 $1,064,514,116 $— $1,068,571,117

52
Dimensional Global Core Plus Fixed Income ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS — (8.3%)
Federal National Mortgage
Association
6.000%, 02/01/56, 30 YR
TBA ............... 45,725 $ 46,821,459
2.500%, 02/01/56, 30 YR
TBA ............... 54,834 46,536,121
6.500%, 02/01/56, 30 YR
TBA ............... 24,360 25,225,922
3.000%, 02/01/56, 30 YR
TBA ............... 12,106 10,728,181
2.000%, 02/01/56, 30 YR
TBA ............... 59,641 48,371,055
Government National Mortgage
Association
6.000%, 02/01/56, 30 YR
TBA ............... 25,879 26,470,903
TOTAL AGENCY
OBLIGATIONS ........... 204,153,641
BONDS — (87.2%)
AUSTRALIA — (7.6%)
APA Infrastructure, Ltd.
1.250%, 03/15/33, MTN . EUR 1,500 1,530,473
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.242%, 03/18/26(*) .... 1,400 1,400,700
Ω SOFR+0.47%, FRN,
4.154%, 12/16/26(*) .... 430 430,667
EUR003M+0.40%, FRN,
2.466%, 05/21/27(*) .... EUR 7,800 9,299,063
Ω SOFR+0.65%, FRN,
4.686%, 09/30/27(*) .... 560 562,173
EUR003M+0.48%, FRN,
2.519%, 10/29/27(*), MTN EUR 235 280,499
BBSW3M+1.20%, FRN,
4.839%, 11/04/27(*), MTN AUD 2,100 1,489,559
Ω # SOFR+0.62%, FRN,
4.302%, 06/18/28(*) .... 2,300 2,309,922
BBSW3M+0.86%, FRN,
4.582%, 06/18/29(*), MTN AUD 2,500 1,764,177
SOFR+0.85%, FRN,
4.534%, 12/16/29(*) .... 1,172 1,185,617
Ω SOFR+0.85%, FRN,
4.534%, 12/16/29(*) .... 1,600 1,618,589
BHP Billiton Finance, Ltd.
3.643%, 09/04/35, MTN . EUR 2,600 3,089,426
Buckeye Partners, LP
Ω 4.500%, 03/01/28 ...... 275 273,839
5.850%, 11/15/43 ...... 1,770 1,651,416
5.600%, 10/15/44 ...... 1,200 1,086,446
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.434%, 03/13/26(*) .... 3,294 $ 3,296,209
SOFR+0.46%, FRN,
4.206%, 11/27/26(*) .... 1,000 1,003,335
Ω SOFR+0.46%, FRN,
4.206%, 11/27/26(*) .... 235 235,784
BBSW3M+1.15%, FRN,
4.892%, 01/13/28(*), MTN AUD 2,800 1,984,784
Ω SOFR+0.64%, FRN,
4.324%, 03/14/28(*) .... 695 698,271
SOFR+0.64%, FRN,
4.324%, 03/14/28(*), MTN 221 222,040
BBSW3M+0.95%, FRN,
4.603%, 08/17/28(*), MTN AUD 2,000 1,415,895
Ω SOFR+0.81%, FRN,
4.494%, 03/14/30(*) .... 2,480 2,503,629
Ω SOFR+0.78%, FRN,
4.455%, 10/01/30(*) .... 8,800 8,882,818
Fortescue Treasury Pty, Ltd.
Ω 5.875%, 04/15/30 ...... 801 824,180
Ω 4.375%, 04/01/31 ...... 904 873,445
Ω 6.125%, 04/15/32 ...... 2,474 2,576,488
Glencore Capital Finance DAC
4.154%, 04/29/31, MTN . EUR 2,500 3,095,591
1.250%, 03/01/33, MTN . EUR 100 102,265
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
5.071%, 04/04/27(*) .... 150 150,713
Ω 6.500%, 10/06/33 ...... 780 861,577
Ω 5.634%, 04/04/34 ...... 100 104,703
Macquarie Bank, Ltd.
EUR003M+0.44%, FRN,
2.497%, 12/18/26(*), MTN EUR 100 119,201
Ω SOFR+0.92%, FRN,
4.939%, 07/02/27(*) .... 1,005 1,012,246
Ω SOFR+0.74%, FRN,
4.427%, 06/12/28(*) .... 4,400 4,423,522
3.202%, 09/17/29, MTN . EUR 5,201 6,276,365
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 258 291,505
4.747%, 01/23/30, MTN . EUR 649 822,240
National Australia Bank, Ltd.
Ω SOFR+0.60%, FRN,
4.489%, 10/26/27(*) .... 5,655 5,680,739
BBSW3M+1.00%, FRN,
4.634%, 05/12/28(*), MTN AUD 2,300 1,627,087
Ω SOFR+0.65%, FRN,
4.334%, 06/13/28(*) .... 2,000 2,010,425

53
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+0.90%, FRN,
4.627%, 03/22/29(*), MTN AUD 4,100 $ 2,896,008
BBSW3M+0.82%, FRN,
4.475%, 11/14/29(*), MTN AUD 5,700 4,016,614
Ω SOFR+0.79%, FRN,
4.753%, 01/14/30(*) .... 7,360 7,414,077
New South Wales Treasury
Corp.
1.500%, 02/20/32 ...... AUD 10,000 5,797,051
2.000%, 03/08/33 ...... AUD 4,100 2,365,101
1.750%, 03/20/34 ...... AUD 11,700 6,362,974
4.750%, 09/20/35 ...... AUD 1,950 1,312,194
4.250%, 02/20/36 ...... AUD 6,920 4,444,371
3.500%, 11/20/37 ...... AUD 2,500 1,446,530
Northern Star Resources, Ltd.
Ω 6.125%, 04/11/33 ...... 100 105,457
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 200 139,748
5.250%, 05/21/38 ...... AUD 1,500 991,233
Queensland Treasury Corp.
2.000%, 08/22/33 ...... AUD 15,200 8,598,124
Ω 1.750%, 07/20/34 ...... AUD 3,000 1,604,231
Ω 5.250%, 07/21/36 ...... AUD 400 276,426
Ω 5.000%, 07/21/37 ...... AUD 100 66,939
Ω 5.250%, 08/13/38 ...... AUD 12,200 8,262,189
Ω 2.250%, 04/16/40 ...... AUD 200 92,086
South Australian Government
Financing Authority
1.750%, 05/24/34 ...... AUD 5,650 3,051,305
2.000%, 05/23/36 ...... AUD 3,000 1,541,875
4.750%, 05/24/38 ...... AUD 1,730 1,125,600
2.250%, 05/24/40 ...... AUD 700 324,291
Treasury Corp. of Victoria
1.500%, 09/10/31, MTN . AUD 2,600 1,526,741
2.250%, 09/15/33 ...... AUD 11,300 6,493,908
2.250%, 11/20/34 ...... AUD 13,730 7,577,206
2.000%, 09/17/35 ...... AUD 22,000 11,515,766
4.750%, 09/15/36, MTN . AUD 1,100 728,268
2.000%, 11/20/37, MTN . AUD 15,050 7,275,177
5.250%, 09/15/38, MTN . AUD 2,370 1,605,231
5.500%, 09/15/39 ...... AUD 100 68,662
Western Australian Treasury
Corp.
2.000%, 10/24/34 ...... AUD 92 50,395
Westpac Banking Corp.
SOFR+0.42%, FRN,
4.365%, 04/16/26(*) .... 544 544,337
SOFR+0.52%, FRN,
4.239%, 06/03/26(*) .... 200 200,235
SOFR+0.46%, FRN,
4.395%, 10/20/26(*) .... 745 746,401
5.535%, 11/17/28 ...... 100 104,482
1.953%, 11/20/28 ...... 350 333,014
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+1.00%, FRN,
4.725%, 01/15/29(*), MTN AUD 2,300 $ 1,628,989
SOFR+0.81%, FRN,
4.755%, 04/16/29(*) .... 1,035 1,043,984
BBSW3M+0.88%, FRN,
4.535%, 05/14/29(*), MTN AUD 2,800 1,974,663
SOFR+0.82%, FRN,
4.841%, 07/01/30(*) .... 2,000 2,019,492
2.150%, 06/03/31 ...... 100 90,297
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 120 118,614
TOTAL AUSTRALIA ....... 186,947,909
BELGIUM — (1.3%)
Anheuser-Busch InBev SA/NV
1.500%, 04/18/30, MTN . EUR 90 102,198
2.750%, 03/17/36, MTN . EUR 10 10,994
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 100 124,323
Dexia SA
SONIA/N+1.00%, FRN,
4.990%, 03/25/26(*), MTN GBP 7,500 10,304,388
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 100 112,147
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 1,672 1,791,632
Ω 3.100%, 06/22/35 ...... EUR 209 245,609
Ω 1.900%, 06/22/38 ...... EUR 16,380 16,244,666
Ministeries Van de Vlaamse
Gemeenschap
3.375%, 06/22/35, MTN . EUR 3,100 3,673,756
3.250%, 06/22/37, MTN . EUR 200 229,299
3.675%, 06/22/40, MTN . EUR 100 115,517
TOTAL BELGIUM ........ 32,954,529
CANADA — (13.0%)
American National Group, Inc.
5.000%, 06/15/27 ...... 161 162,182
Ω 6.144%, 06/13/32 ...... 585 607,185
6.000%, 07/15/35 ...... 1,040 1,048,391
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.304%, 09/15/26(*), MTN 126 126,286
SOFRINDX+0.76%, FRN,
4.473%, 06/04/27(*) .... 360 361,694
5.511%, 06/04/31 ...... 90 94,388
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.279%, 03/02/26(*) .... 150 150,045
SOFR+0.61%, FRN,
4.294%, 09/15/26(*) .... 250 250,456
SOFRINDX+0.78%, FRN,
4.493%, 06/04/27(*) .... 150 150,686
SOFRINDX+1.08%, FRN,
4.924%, 08/01/29(*) .... 920 930,466

54
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Barrick North America Finance
LLC
5.750%, 05/01/43 ...... 100 $ 102,173
Brookfield Finance, Inc.
6.350%, 01/05/34 ...... 355 384,035
5.675%, 01/15/35 ...... 144 148,790
Canadian Government Bond
2.000%, 06/01/32 ...... CAD 1,623 1,121,580
2.500%, 12/01/32 ...... CAD 5,529 3,915,193
5.750%, 06/01/33 ...... CAD 459 394,201
Canadian Imperial Bank of
Commerce
EUR003M+0.40%, FRN,
2.418%, 03/27/26(*) .... EUR 2,000 2,380,214
SOFR+1.22%, FRN,
5.239%, 10/02/26(*) .... 100 100,627
SOFR+0.94%, FRN,
4.986%, 06/28/27(*) .... 300 302,400
3.807%, 07/09/29, MTN . EUR 300 368,146
# 6.092%, 10/03/33 ...... 100 108,319
Canadian Natural Resources,
Ltd.
6.500%, 02/15/37 ...... 1,374 1,483,615
6.250%, 03/15/38 ...... 3,162 3,347,426
CDP Financial, Inc.
3.650%, 06/02/34 ...... CAD 1,575 1,160,858
3.650%, 06/02/35 ...... CAD 9,125 6,651,280
Cenovus Energy, Inc.
5.250%, 06/15/37 ...... 65 63,260
6.750%, 11/15/39 ...... 53 58,138
City of Montreal Canada
3.900%, 09/01/35 ...... CAD 3,000 2,202,385
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 700 723,960
CPPIB Capital, Inc.
1.250%, 12/07/27 ...... GBP 700 916,056
3.950%, 06/02/32 ...... CAD 6,400 4,891,724
4.750%, 06/02/33 ...... CAD 15,000 11,987,926
4.300%, 06/02/34 ...... CAD 2,200 1,703,365
0.750%, 02/02/37, MTN . EUR 4,450 4,033,088
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 318 373,717
5.500%, 09/15/40 ...... 919 913,726
Enbridge, Inc.
4.500%, 06/10/44 ...... 100 84,929
Fairfax Financial Holdings, Ltd.
6.000%, 12/07/33 ...... 400 424,038
Hydro-Quebec
6.500%, 02/15/35 ...... CAD 1,800 1,598,486
ITC Holdings Corp.
5.300%, 07/01/43 ...... 300 286,543
Kinross Gold Corp.
6.250%, 07/15/33 ...... 437 473,977
Liberty Utilities Co.
Face
Amount^
Value
(000)
CANADA — (Continued)
Ω 5.869%, 01/31/34 ...... 150 $ 156,769
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 281 353,120
Methanex Corp.
# 5.250%, 12/15/29 ...... 1,972 1,983,388
5.650%, 12/01/44 ...... 380 341,489
Ontario Teachers' Finance Trust
3.300%, 10/05/29, MTN . EUR 100 121,947
Ω 1.850%, 05/03/32 ...... EUR 400 446,048
4.300%, 06/02/34 ...... CAD 6,575 5,059,033
Province of Alberta Canada
5.200%, 05/15/34, MTN . AUD 100 69,445
3.950%, 06/01/35 ...... CAD 22,980 17,264,146
Province of British Columbia
Canada
5.250%, 05/23/34, MTN . AUD 6,990 4,843,273
4.150%, 06/18/34 ...... CAD 22,250 17,044,175
4.000%, 06/18/35 ...... CAD 12,213 9,176,322
3.400%, 05/24/39 ...... EUR 7,900 9,230,465
4.950%, 06/18/40 ...... CAD 3,000 2,376,561
Province of Manitoba Canada
3.900%, 12/02/32 ...... CAD 7,000 5,324,994
3.800%, 06/02/33 ...... CAD 10,050 7,565,535
4.250%, 06/02/34 ...... CAD 17,325 13,347,600
4.850%, 08/28/34, MTN . AUD 100 66,634
3.700%, 06/02/35 ...... CAD 17,988 13,193,414
5.700%, 03/05/37 ...... CAD 2,600 2,196,929
4.650%, 03/05/40 ...... CAD 4,000 3,054,580
Province of Nova Scotia
Canada
3.850%, 06/01/35 ...... CAD 20,200 14,988,560
Province of Ontario Canada
CAONINDX+0.44%, FRN,
3.011%, 02/21/30(*) .... CAD 750 557,143
CAONINDX+0.41%, FRN,
2.678%, 11/19/30(*) .... CAD 2,125 1,575,088
5.850%, 03/08/33 ...... CAD 750 636,000
3.650%, 06/02/33 ...... CAD 2,000 1,494,074
5.350%, 05/08/34, MTN . AUD 395 277,511
4.150%, 06/02/34 ...... CAD 18,000 13,813,802
3.800%, 12/02/34 ...... CAD 14,400 10,730,321
3.600%, 06/02/35 ...... CAD 14,500 10,580,187
4.600%, 06/02/39 ...... CAD 6,000 4,623,166
Province of Quebec Canada
0.500%, 01/25/32, MTN . EUR 1,000 1,037,144
3.250%, 09/01/32 ...... CAD 5,000 3,663,294
3.000%, 01/24/33, MTN . EUR 1,700 2,020,590
3.600%, 09/01/33 ...... CAD 6,075 4,499,040
4.450%, 09/01/34 ...... CAD 24,575 19,143,329
5.100%, 06/04/35, MTN . AUD 12,400 8,387,906
4.000%, 09/01/35 ...... CAD 7,937 5,934,683
4.000%, 09/01/35 ...... CAD 78 58,322
5.750%, 12/01/36 ...... CAD 400 339,392

55
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Province of Saskatchewan
Canada
3.300%, 05/08/34, MTN . EUR 1,200 $ 1,447,994
3.800%, 06/02/35 ...... CAD 25,400 18,848,876
PSP Capital, Inc.
3.250%, 07/02/34, MTN . EUR 1,000 1,198,117
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 855 985,717
5.450%, 10/01/43 ...... 105 99,428
Royal Bank of Canada
5.228%, 06/24/30 ...... CAD 2,400 1,903,641
4.375%, 10/02/30, MTN . EUR 289 365,234
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 150 151,724
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 296 332,292
6.800%, 05/15/38 ...... 1,741 1,928,042
6.850%, 06/01/39 ...... 702 774,998
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.019%, 07/17/26(*), MTN 200 200,758
EUR003M+0.35%, FRN,
2.414%, 02/16/27(*) .... EUR 7,000 8,342,154
SOFR+0.73%, FRN,
4.741%, 04/05/27(*) .... 260 261,117
BBSW3M+1.20%, FRN,
5.009%, 07/23/29(*), MTN AUD 3,300 2,330,818
SOFR+1.03%, FRN,
4.713%, 12/17/29(*) .... 350 352,757
1.952%, 04/08/30, MTN . EUR 200 228,176
3.563%, 04/16/31, MTN . EUR 2,100 2,542,130
3.200%, 03/10/32, MTN . 150 139,854
4.456%, 06/08/32 ...... 150 149,911
3.129%, 08/03/32, MTN . EUR 250 293,886
3.357%, 09/22/32, MTN . EUR 100 118,553
TransCanada PipeLines, Ltd.
6.200%, 10/15/37 ...... 1,366 1,458,754
7.625%, 01/15/39 ...... 432 513,414
6.100%, 06/01/40 ...... 1,270 1,337,430
TOTAL CANADA ......... 320,467,148
DENMARK — (1.6%)
Denmark Government Bond
2.250%, 11/15/33 ...... DKK 70,000 10,951,411
DSV Finance BV
3.375%, 11/06/32, MTN . EUR 1,650 1,970,754
3.375%, 11/06/34, MTN . EUR 200 234,613
Kommunekredit
Δ 0.000%, 11/17/29, MTN . EUR 400 433,603
Novo Nordisk Finance
Netherlands BV
3.125%, 01/21/29, MTN . EUR 200 242,021
3.250%, 01/21/31, MTN . EUR 3,892 4,708,863
3.125%, 05/27/33, MTN . EUR 4,778 5,669,545
3.375%, 05/21/34, MTN . EUR 9,256 11,024,212
Face
Amount^
Value
(000)
DENMARK — (Continued)
3.375%, 02/20/35, MTN . EUR 675 $ 797,503
3.625%, 05/27/37, MTN . EUR 1,450 1,715,944
NOVO Nordisk Finance
Netherlands BV
3.000%, 02/20/32, MTN . EUR 1,425 1,689,114
Nykredit Realkredit A/S
3.625%, 07/24/30, MTN . EUR 100 121,277
TOTAL DENMARK ....... 39,558,860
FINLAND — (1.1%)
Finland Government Bond
Ω Δ 0.000%, 09/15/30 ...... EUR 355 376,399
Kuntarahoitus OYJ
5.125%, 07/22/27, MTN . GBP 600 838,162
2.750%, 02/02/34, MTN . EUR 3,000 3,505,759
Neste OYJ
3.875%, 05/21/31, MTN . EUR 650 796,389
Nokia OYJ
6.625%, 05/15/39 ...... 4,825 5,180,776
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.422%, 03/19/27(*) .... 535 537,017
Ω SOFR+0.70%, FRN,
4.383%, 03/17/28(*) .... 350 351,791
Nordea Kiinnitysluottopankki
OYJ
1.375%, 02/28/33 ...... EUR 3,045 3,271,095
OP Corporate Bank PLC
EUR003M+0.40%, FRN,
2.418%, 03/28/27(*) .... EUR 1,900 2,264,863
0.100%, 11/16/27, MTN . EUR 100 114,283
2.875%, 11/27/29, MTN . EUR 6,555 7,848,743
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 177 218,515
Ω 7.250%, 04/15/36 ...... 495 544,930
TOTAL FINLAND ......... 25,848,722
FRANCE — (5.3%)
Action Logement Services
4.125%, 10/03/38, MTN . EUR 700 846,842
Aeroports de Paris SA
3.500%, 03/20/33, MTN . EUR 2,200 2,629,678
Agence Francaise de
Developpement EPIC
3.500%, 02/25/33 ...... EUR 2,500 3,010,352
3.375%, 05/25/33 ...... EUR 1,400 1,666,998
Agence France Locale
3.125%, 03/20/33, MTN . EUR 8,200 9,646,919
3.125%, 03/20/34, MTN . EUR 300 350,073
Banque Federative du Credit
Mutuel SA
Ω SOFR+1.13%, FRN,
5.032%, 01/23/27(*) .... 200 201,398
Ω SOFRINDX+1.07%, FRN,
4.856%, 02/16/28(*) .... 250 251,623
0.750%, 01/17/30 ...... EUR 900 982,064

56
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
Ω SOFRINDX+1.23%, FRN,
5.138%, 01/22/30(*) .... 886 $ 894,110
4.375%, 05/02/30, MTN . EUR 1,600 1,997,176
0.625%, 02/21/31, MTN . EUR 200 209,627
4.750%, 11/10/31, MTN . EUR 4,800 6,120,270
1.125%, 01/19/32, MTN . EUR 100 104,683
3.625%, 09/14/32, MTN . EUR 100 120,776
3.750%, 02/03/34, MTN . EUR 100 120,811
BNP Paribas SA
4.095%, 02/13/34, MTN . EUR 4,200 5,179,971
Bouygues SA
5.375%, 06/30/42 ...... EUR 300 396,639
BPCE SA
4.500%, 01/13/33, MTN . EUR 300 376,692
3.875%, 01/25/36 ...... EUR 3,100 3,758,232
Bpifrance SACA
3.375%, 11/25/32 ...... EUR 2,500 3,008,544
3.375%, 05/25/34, MTN . EUR 1,700 2,016,476
Caisse d'Amortissement de la
Dette Sociale
2.875%, 05/25/30, MTN . EUR 200 240,231
Caisse des Depots et
Consignations
3.125%, 05/25/33 ...... EUR 4,300 5,098,688
Caisse Francaise de
Financement Local SA
3.125%, 07/20/33, MTN . EUR 19,300 22,930,600
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 100 117,229
Covivio SA
4.625%, 06/05/32, MTN . EUR 1,200 1,506,177
3.625%, 06/17/34, MTN . EUR 500 584,416
Credit Agricole SA
3.125%, 02/26/32, MTN . EUR 500 593,769
4.375%, 11/27/33, MTN . EUR 300 376,649
3.500%, 09/26/34 ...... EUR 200 235,912
Electricite de France SA
4.625%, 04/26/30, MTN . EUR 50 63,561
Engie SA
4.250%, 09/06/34, MTN . EUR 2,100 2,616,746
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 ...... EUR 2,734 3,242,092
Gestion Securite de Stocks
Securite SA
3.375%, 06/29/30, MTN . EUR 100 121,840
ICADE
1.000%, 01/19/30 ...... EUR 100 109,074
4.375%, 05/22/35, MTN . EUR 1,600 1,892,268
Ile-de-France Mobilites
1.000%, 05/25/34, MTN . EUR 1,300 1,276,904
0.675%, 11/24/36, MTN . EUR 1,100 961,665
L'Oreal SA
3.375%, 01/19/36, MTN . EUR 700 827,431
Face
Amount^
Value
(000)
FRANCE — (Continued)
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29, MTN . EUR 200 $ 243,164
3.375%, 02/05/30, MTN . EUR 200 244,158
3.000%, 03/07/32, MTN . EUR 13,100 15,570,237
3.125%, 11/07/32, MTN . EUR 2,600 3,103,531
3.500%, 09/07/33, MTN . EUR 2,700 3,277,434
Orange SA
8.125%, 11/20/28, MTN . GBP 50 75,651
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 625 754,027
3.875%, 09/30/30, MTN . EUR 150 183,017
4.125%, 04/04/31 ...... EUR 575 707,251
Region of Ile de France
3.650%, 05/25/35, MTN . EUR 300 361,966
SNCF Reseau
1.875%, 03/30/34, MTN . EUR 2,300 2,429,030
Societe Des Grands Projets
EPIC
1.125%, 05/25/34, MTN . EUR 100 100,112
Societe Generale SA
6.250%, 06/22/33, MTN . GBP 1,700 2,505,207
Societe Nationale SNCF SACA
3.375%, 05/25/33 ...... EUR 100 119,993
Tikehau Capital SCA
6.625%, 03/14/30 ...... EUR 300 394,915
4.250%, 04/08/31 ...... EUR 300 364,154
TotalEnergies Capital
International SA
# 3.455%, 02/19/29 ...... 250 246,859
1.994%, 04/08/32, MTN . EUR 100 111,291
2.986%, 06/29/41 ...... 1,253 944,180
TotalEnergies Capital SA
5.150%, 04/05/34 ...... 2,456 2,540,569
UNEDIC ASSEO
1.250%, 05/25/33, MTN . EUR 4,600 4,815,203
3.375%, 11/25/33, MTN . EUR 200 240,691
Unibail-Rodamco-Westfield SE
4.125%, 12/11/30, MTN . EUR 1,000 1,244,726
1.875%, 01/15/31, MTN . EUR 300 334,943
3.875%, 09/11/34, MTN . EUR 300 357,969
Veolia Environnement SA
6.125%, 11/25/33, MTN . EUR 50 69,967
Vinci SA
EUR003M+0.25%, FRN,
2.282%, 05/13/26(*) .... EUR 1,000 1,189,845
WEA Finance LLC
Ω 2.875%, 01/15/27 ...... 300 296,039
Ω 3.500%, 06/15/29 ...... 1,209 1,170,452
Wendel SE
4.500%, 06/19/30 ...... EUR 100 124,743
TOTAL FRANCE ......... 130,806,530
GERMANY — (3.3%)
Allianz Finance II BV

57
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
1.500%, 01/15/30, MTN . EUR 700 $ 800,565
Bayer AG
4.625%, 05/26/33, MTN . EUR 120 153,308
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 855 802,372
Ω 5.500%, 07/30/35 ...... 205 208,059
Ω 4.625%, 06/25/38 ...... 3,269 3,004,260
Ω 4.400%, 07/15/44 ...... 602 487,344
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 920 1,000,498
BMW Finance NV
3.250%, 07/22/30, MTN . EUR 90 109,885
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 235 283,509
3.500%, 01/22/33, MTN . EUR 1,815 2,189,403
3.375%, 08/27/34, MTN . EUR 650 768,341
BMW US Capital LLC
Ω SOFRINDX+0.55%, FRN,
4.569%, 04/02/26(*) .... 150 150,096
Ω SOFRINDX+0.80%, FRN,
4.594%, 08/13/26(*) .... 350 351,057
Ω SOFRINDX+0.92%, FRN,
4.714%, 08/13/27(*) .... 100 100,598
Ω # 4.850%, 08/13/31 ...... 100 101,375
3.375%, 02/02/34, MTN . EUR 176 207,920
Ω # 5.400%, 03/21/35 ...... 175 180,455
Bundesrepublik Deutschland
Bundesanleihe
2.100%, 11/15/29 ...... EUR 127 150,191
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 100 115,743
0.625%, 04/15/36, MTN . EUR 100 90,517
3.375%, 01/29/38, MTN . EUR 3,814 4,487,781
0.875%, 06/23/39, MTN . EUR 143 121,051
Deutsche Boerse AG
3.750%, 09/28/29 ...... EUR 200 246,624
1.500%, 04/04/32 ...... EUR 4,500 4,892,288
3.875%, 09/28/33 ...... EUR 5,900 7,287,531
Deutsche Post AG
3.500%, 03/25/36, MTN . EUR 1,108 1,320,893
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN . GBP 40 61,567
Ω 4.875%, 03/06/42 ...... 500 463,055
E.ON International Finance BV
5.875%, 10/30/37, MTN . GBP 100 138,638
Ω 6.650%, 04/30/38 ...... 500 557,797
E.ON SE
4.000%, 08/29/33, MTN . EUR 65 80,581
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875%, 12/01/26 ...... 372 365,033
Ω 2.375%, 02/16/31 ...... 2,375 2,117,195
Ω 3.000%, 12/01/31 ...... 2,035 1,833,955
Face
Amount^
Value
(000)
GERMANY — (Continued)
Hamburg Commercial Bank AG
3.500%, 01/31/30, MTN . EUR 133 $ 160,407
Heidelberg Materials AG
3.950%, 07/19/34 ...... EUR 250 306,953
Mercedes-Benz Finance North
America LLC
8.500%, 01/18/31 ...... 100 118,121
Ω 5.050%, 08/03/33 ...... 300 305,449
Ω 5.000%, 01/11/34 ...... 508 512,042
Mercedes-Benz International
Finance BV
3.700%, 05/30/31, MTN . EUR 90 111,036
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 500 525,000
Siemens
Financieringsmaatschappij NV
1.000%, 02/25/30 ...... EUR 300 335,707
1.375%, 09/06/30, MTN . EUR 258 293,121
3.125%, 05/27/33, MTN . EUR 8,700 10,381,946
0.500%, 09/05/34, MTN . EUR 262 252,314
3.625%, 05/27/36, MTN . EUR 900 1,084,366
3.375%, 02/22/37 ...... EUR 13,400 15,682,113
Ω 2.875%, 03/11/41 ...... 316 238,917
Sixt SE
3.250%, 01/22/30, MTN . EUR 100 120,088
State of Lower Saxony
0.125%, 01/10/30 ...... EUR 382 414,388
Sudzucker International Finance
BV
4.125%, 01/29/32 ...... EUR 4,500 5,428,202
T-Mobile USA, Inc.
6.700%, 12/15/33 ...... 1,695 1,891,088
4.375%, 04/15/40 ...... 625 558,463
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 125,727
Volkswagen Financial Services
AG
3.625%, 05/19/29 ...... EUR 400 485,801
0.375%, 02/12/30, MTN . EUR 190 204,058
3.875%, 09/10/30 ...... EUR 533 655,285
3.875%, 11/19/31 ...... EUR 500 607,818
Volkswagen Group of America
Finance LLC
Ω 5.800%, 03/27/35 ...... 550 568,908
Volkswagen International
Finance NV
4.250%, 03/29/29, MTN . EUR 100 123,881
4.125%, 09/02/35, MTN . EUR 400 482,741
Volkswagen Leasing GmbH
4.750%, 09/25/31, MTN . EUR 385 492,023
ZF North America Capital, Inc.
Ω 6.875%, 04/14/28 ...... 668 689,707
Ω 7.125%, 04/14/30 ...... 1,755 1,796,048
TOTAL GERMANY ....... 80,181,203

58
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
IRELAND — (0.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.300%, 01/30/32 ...... 395 $ 365,454
3.400%, 10/29/33 ...... 470 423,171
3.850%, 10/29/41 ...... 1,450 1,185,014
ESB Finance DAC
4.250%, 03/03/36, MTN . EUR 400 499,497
Ireland Government Bond
0.200%, 10/18/30 ...... EUR 160 171,460
TOTAL IRELAND ......... 2,644,596
ITALY — (1.5%)
Eni SpA
4.250%, 05/19/33, MTN . EUR 3,900 4,880,283
3.875%, 01/15/34, MTN . EUR 1,500 1,827,344
Ω 5.700%, 10/01/40 ...... 100 99,642
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27 ...... 222 221,517
Ω 4.000%, 09/23/29 ...... 250 247,664
5.125%, 08/29/31, MTN . EUR 150 195,900
5.625%, 03/08/33, MTN . EUR 150 202,804
6.625%, 05/31/33, MTN . GBP 975 1,467,560
Ω 6.625%, 06/20/33 ...... 1,853 2,043,536
Ω 7.200%, 11/28/33 ...... 1,655 1,893,867
Italy Buoni Poliennali Del
Tesoro
0.950%, 06/01/32 ...... EUR 25 26,384
4.350%, 11/01/33 ...... EUR 1,219 1,569,830
Ω 4.000%, 04/30/35 ...... EUR 500 627,591
3.600%, 10/01/35 ...... EUR 693 838,339
Ω 0.950%, 03/01/37 ...... EUR 450 409,116
Ω 2.950%, 09/01/38 ...... EUR 6,438 7,121,550
Telecom Italia Capital SA
6.375%, 11/15/33 ...... 720 755,345
# 6.000%, 09/30/34 ...... 1,005 1,029,649
7.200%, 07/18/36 ...... 3,256 3,529,888
7.721%, 06/04/38 ...... 1,537 1,717,175
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,600 3,191,961
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 950 1,145,769
Ω 8.000%, 11/15/32 ...... 958 1,097,154
TOTAL ITALY ........... 36,139,868
JAPAN — (6.2%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 1,075 738,153
Aircastle, Ltd.
Ω 2.850%, 01/26/28 ...... 550 535,252
Ω 5.950%, 02/15/29 ...... 1,100 1,146,518
American Honda Finance Corp.
SOFR+0.55%, FRN,
4.314%, 05/21/26(*), MTN 150 150,114
SOFRINDX+0.72%, FRN,
4.731%, 10/05/26(*) .... 624 625,635
Face
Amount^
Value
(000)
JAPAN — (Continued)
SOFR+0.77%, FRN,
4.457%, 03/12/27(*) .... 200 $ 200,393
SOFR+0.71%, FRN,
4.693%, 07/09/27(*) .... 610 612,365
SOFR+0.72%, FRN,
4.628%, 10/22/27(*) .... 100 100,404
# SOFR+0.82%, FRN,
4.539%, 03/03/28(*) .... 1,644 1,647,532
3.300%, 03/21/29, MTN . EUR 200 241,479
3.650%, 04/23/31, MTN . EUR 1,601 1,941,709
3.500%, 06/27/31 ...... EUR 206 248,016
3.950%, 03/19/32, MTN . EUR 3,430 4,199,316
4.900%, 01/10/34 ...... 450 451,353
5.200%, 03/05/35 ...... 150 151,550
Development Bank of Japan,
Inc.
4.750%, 11/26/27, MTN . EUR 50 62,034
Japan Government Five Year
Bond
0.400%, 12/20/28 ...... JPY 1,313,000 8,281,024
Japan Government Ten Year
Bond
0.100%, 06/20/27 ...... JPY 1,408,550 9,007,744
0.100%, 06/20/31 ...... JPY 299,000 1,779,036
Japan Government Thirty Year
Bond
2.300%, 03/20/35 ...... JPY 1,251,050 8,216,737
2.500%, 06/20/36 ...... JPY 1,428,800 9,440,861
Japan Government Twenty Year
Bond
1.500%, 03/20/34 ...... JPY 804,350 5,011,779
0.400%, 03/20/36 ...... JPY 2,144,150 11,570,293
0.600%, 12/20/37 ...... JPY 4,326,900 22,649,888
0.500%, 06/20/38 ...... JPY 1,841,300 9,357,375
1.100%, 06/20/43 ...... JPY 2,633,050 12,658,986
JT International Financial
Services BV
3.625%, 04/11/34, MTN . EUR 4,000 4,720,467
Mizuho Financial Group, Inc.
2.096%, 04/08/32, MTN . EUR 250 277,875
4.029%, 09/05/32, MTN . EUR 300 371,683
4.416%, 05/20/33, MTN . EUR 4,700 5,926,255
3.980%, 05/21/34, MTN . EUR 800 979,089
3.767%, 08/27/34, MTN . EUR 400 482,905
Nissan Motor Acceptance Co.
LLC
Ω 2.000%, 03/09/26 ...... 250 248,928
Ω 1.850%, 09/16/26 ...... 165 161,568
Ω 5.300%, 09/13/27 ...... 315 315,669
2.750%, 03/09/28 ...... 45 42,808
Ω # 2.750%, 03/09/28 ...... 689 655,432
Ω 2.450%, 09/15/28 ...... 315 293,004
Ω 7.050%, 09/15/28 ...... 986 1,022,363
Nissan Motor Co., Ltd.
Ω 4.345%, 09/17/27 ...... 550 544,011

59
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Ω 4.810%, 09/17/30 ...... 6,480 $ 6,117,411
ORIX Corp.
3.780%, 05/29/29, MTN . EUR 250 304,385
3.447%, 10/22/31, MTN . EUR 7,985 9,613,878
Protective Life Corp.
8.450%, 10/15/39 ...... 249 307,312
SoftBank Group Corp.
3.375%, 07/06/29 ...... EUR 200 230,786
6.750%, 07/08/29 ...... 200 202,418
4.000%, 09/19/29 ...... EUR 100 118,419
5.250%, 07/06/31 ...... 750 721,471
7.000%, 07/08/31 ...... 2,311 2,347,706
3.875%, 07/06/32 ...... EUR 100 111,492
5.750%, 07/08/32 ...... EUR 1,155 1,394,153
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.17%, FRN,
5.178%, 07/09/29(*) .... 1,258 1,273,073
0.632%, 10/23/29, MTN . EUR 506 556,030
SOFR+1.05%, FRN,
5.030%, 04/15/30(*) .... 250 251,545
3.318%, 10/07/31, MTN . EUR 258 310,270
Sumitomo Mitsui Trust Bank,
Ltd.
Ω SOFR+0.98%, FRN,
4.689%, 09/10/27(*) .... 450 454,221
Toyota Motor Credit Corp.
SOFR+0.45%, FRN,
4.236%, 05/15/26(*) .... 305 305,259
SOFRINDX+0.89%, FRN,
4.672%, 05/18/26(*) .... 100 100,215
SOFR+0.77%, FRN,
4.580%, 08/07/26(*) .... 200 200,579
SOFR+0.65%, FRN,
4.332%, 03/19/27(*), MTN 100 100,422
3.850%, 07/24/30, MTN . EUR 100 123,503
TOTAL JAPAN ........... 152,212,151
LUXEMBOURG — (0.7%)
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 3,520 4,241,359
# 6.800%, 11/29/32 ...... 2,507 2,807,934
6.000%, 06/17/34 ...... 101 108,205
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 712 854,334
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 5,700 7,333,191
4.375%, 04/25/34 ...... EUR 200 245,565
2.250%, 12/19/39 ...... EUR 200 185,924
SELP Finance Sarl
3.750%, 01/16/32, MTN . EUR 1,573 1,890,963
TOTAL LUXEMBOURG .... 17,667,475
MEXICO — (0.1%)
El Puerto de Liverpool SAB de
CV
Face
Amount^
Value
(000)
MEXICO — (Continued)
Ω 6.658%, 01/22/37 ...... 2,000 $ 2,147,882
Mexico Government
International Bond
6.625%, 01/29/38 ...... 1,000 1,039,450
TOTAL MEXICO ......... 3,187,332
NETHERLANDS — (1.8%)
ABN AMRO Bank NV
2.750%, 06/04/29, MTN . EUR 1,300 1,554,472
3.125%, 01/21/30, MTN . EUR 100 120,891
3.000%, 02/25/31, MTN . EUR 4,300 5,133,453
3.000%, 10/01/31 ...... EUR 7,600 9,062,312
3.000%, 09/22/32, MTN . EUR 3,500 4,121,321
BNG Bank NV
2.450%, 07/21/32, MTN . AUD 1,600 950,394
0.010%, 10/05/32, MTN . EUR 1,300 1,284,902
0.125%, 04/19/33, MTN . EUR 1,800 1,762,323
Cooperatieve Rabobank UA
SOFRINDX+0.89%, FRN,
4.829%, 10/17/29(*) .... 3,145 3,184,847
3.822%, 07/26/34, MTN . EUR 1,000 1,215,574
5.250%, 05/23/41, MTN . GBP 351 468,741
5.250%, 05/24/41 ...... 300 299,052
Cooperatieve Rabobank UA/NY
SOFRINDX+0.90%, FRN,
4.911%, 10/05/26(*) .... 6,655 6,685,921
Enexis Holding NV
0.625%, 06/17/32, MTN . EUR 1,360 1,387,419
3.250%, 04/09/33, MTN . EUR 1,968 2,340,281
Heineken NV
4.125%, 03/23/35, MTN . EUR 100 123,813
Koninklijke KPN NV
3.875%, 02/16/36, MTN . EUR 3,400 4,088,122
Koninklijke Philips NV
6.875%, 03/11/38 ...... 213 241,133
5.000%, 03/15/42 ...... 100 92,743
Netherlands Government Bond
Ω Δ 0.000%, 07/15/30 ...... EUR 160 171,215
TOTAL NETHERLANDS ... 44,288,929
NEW ZEALAND — (0.5%)
New Zealand Government Bond
4.250%, 05/15/34 ...... NZD 5,324 3,177,622
2.750%, 04/15/37 ...... NZD 19,282 9,680,187
TOTAL NEW ZEALAND .... 12,857,809
NORWAY — (0.9%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 8,525 10,337,365
Ω 6.000%, 06/13/33 ...... 1,000 1,047,338
Ω 5.125%, 10/01/34 ...... 735 722,660
Equinor ASA
3.125%, 04/06/30 ...... 250 240,672
2.375%, 05/22/30 ...... 250 232,834
1.375%, 05/22/32, MTN . EUR 5,118 5,468,000
1.625%, 02/17/35, MTN . EUR 762 772,697

60
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
NORWAY — (Continued)
4.750%, 11/14/35 ...... 500 $ 496,340
3.625%, 04/06/40 ...... 900 761,764
5.100%, 08/17/40 ...... 1,492 1,475,465
4.250%, 11/23/41 ...... 105 92,689
3.950%, 05/15/43 ...... 310 259,878
SpareBank 1 SMN
3.500%, 05/23/29, MTN . EUR 349 425,021
TOTAL NORWAY ........ 22,332,723
SINGAPORE — (0.4%)
DBS Group Holdings, Ltd.
Ω SOFR+0.60%, FRN,
4.283%, 03/21/28(*) .... 300 300,989
SOFR+0.60%, FRN,
4.283%, 03/21/28(*) .... 4,600 4,615,160
Ω SOFR+0.65%, FRN,
4.333%, 03/21/30(*) .... 1,750 1,756,245
United Overseas Bank, Ltd.
Ω SOFRINDX+0.58%, FRN,
4.626%, 04/02/28(*) .... 2,250 2,256,600
TOTAL SINGAPORE ...... 8,928,994
SPAIN — (1.2%)
Abertis France SAS
4.250%, 03/18/30, MTN . EUR 100 124,207
Acciona Energia Financiacion
Filiales SA
3.750%, 04/25/30, MTN . EUR 100 120,724
5.125%, 04/23/31, MTN . EUR 2,900 3,682,610
Autonomous Community of
Madrid Spain
3.596%, 04/30/33 ...... EUR 90 111,156
Banco Santander SA
4.250%, 06/12/30, MTN . EUR 200 250,413
6.938%, 11/07/33 ...... 200 228,019
CaixaBank SA
4.250%, 09/06/30, MTN . EUR 200 251,238
4.375%, 11/29/33, MTN . EUR 8,000 10,212,568
Naturgy Finance Iberia SA
3.625%, 10/02/34, MTN . EUR 200 235,644
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 650 785,987
Spain Government Bond
Ω 3.550%, 10/31/33 ...... EUR 247 305,077
Ω 0.850%, 07/30/37 ...... EUR 574 517,714
Ω 3.900%, 07/30/39 ...... EUR 5,588 6,883,016
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 2,100 2,486,943
4.055%, 01/24/36, MTN . EUR 1,300 1,543,980
7.045%, 06/20/36 ...... 2,636 2,944,339
Telefonica Europe BV
5.875%, 02/14/33, MTN . EUR 50 68,655
TOTAL SPAIN ........... 30,752,290
SUPRANATIONAL — (2.5%)
Asian Development Bank
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+1.00%, FRN,
4.761%, 08/27/26(*) .... 200 $ 200,986
Asian Infrastructure Investment
Bank (The)
Ω SOFR+0.22%, FRN,
4.200%, 04/15/26(*) .... 200 200,039
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
0.100%, 05/20/30, MTN . EUR 100 106,729
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.153%, 04/14/26(*) .... 250 249,985
SOFRINDX+0.33%, FRN,
4.116%, 02/20/28(*) .... 1,478 1,479,285
SOFRINDX+0.30%, FRN,
4.086%, 02/16/29(*) .... 1,400 1,398,773
European Financial Stability
Facility
0.125%, 03/18/30 ...... EUR 114 123,212
2.625%, 05/07/30, MTN . EUR 700 836,894
1.250%, 05/24/33, MTN . EUR 2,630 2,799,104
3.375%, 08/30/38, MTN . EUR 4,050 4,851,491
European Investment Bank
SONCINDX+1.00%, FRN,
4.913%, 01/18/27(*) .... GBP 2,000 2,766,676
SOFRINDX+0.32%, FRN,
4.124%, 08/14/29(*) .... 258 258,170
4.000%, 04/15/30, MTN . EUR 500 631,912
0.010%, 11/15/35 ...... EUR 3,600 3,207,082
European Union
1.625%, 12/04/29, MTN . EUR 400 462,300
2.750%, 12/13/32, MTN . EUR 3,400 4,032,053
3.250%, 07/04/34 ...... EUR 1,140 1,383,784
Δ 0.000%, 07/04/35, MTN . EUR 700 625,303
0.200%, 06/04/36, MTN . EUR 400 353,503
3.375%, 10/04/38, MTN . EUR 3,000 3,548,942
0.450%, 07/04/41, MTN . EUR 1,000 751,781
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
4.272%, 04/12/27(*) .... 400 400,290
SOFRINDX+0.35%, FRN,
4.381%, 10/04/27(*) .... 1,120 1,121,661
SOFRINDX+0.27%, FRN,
3.953%, 03/20/28(*) .... 755 754,613
SOFRINDX+0.35%, FRN,
4.381%, 10/05/28(*) .... 405 405,319
SOFRINDX+0.30%, FRN,
4.102%, 02/15/29(*) .... 1,600 1,600,112
SOFRINDX+0.37%, FRN,
4.235%, 08/01/29(*) .... 800 800,149

61
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.39%, FRN,
4.084%, 03/13/30(*) .... 11,700 $ 11,689,198
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
3.873%, 06/15/26(*) .... 100 100,036
SOFRINDX+0.31%, FRN,
3.992%, 09/23/26(*) .... 510 510,265
SOFRINDX+0.37%, FRN,
4.362%, 01/12/27(*) .... 750 750,835
SOFRINDX+0.28%, FRN,
4.052%, 02/23/27(*) .... 550 550,753
SOFRINDX+0.27%, FRN,
3.963%, 06/15/27(*) .... 1,021 1,021,538
SOFRINDX+0.43%, FRN,
4.220%, 08/19/27(*) .... 1,050 1,054,641
SOFRINDX+0.30%, FRN,
4.102%, 05/15/28(*) .... 1,150 1,151,266
SOFRINDX+0.29%, FRN,
4.065%, 11/22/28(*) .... 1,100 1,100,693
SOFRINDX+0.30%, FRN,
4.228%, 01/24/29(*) .... 750 748,335
International Finance Corp.
SOFRINDX+0.28%, FRN,
3.970%, 03/16/26(*) .... 550 550,049
SOFRINDX+0.31%, FRN,
4.540%, 08/28/28(*), MTN 4,800 4,800,583
3.635%, 08/26/33, MTN . AUD 1,000 635,434
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
4.813%, 05/12/26(*) .... 450 451,015
TOTAL SUPRANATIONAL . 60,464,789
SWEDEN — (1.2%)
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 150 169,010
Investor AB
2.750%, 06/10/32 ...... EUR 200 231,917
0.375%, 10/29/35, MTN . EUR 600 530,396
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 750 903,027
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.430%, 05/03/27(*) .... EUR 12,050 14,366,685
Svensk Exportkredit AB
3.375%, 08/30/30, MTN . EUR 3,150 3,847,025
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.406%, 05/28/27(*) .... 435 436,635
Ω SOFR+0.74%, FRN,
4.502%, 05/23/28(*) .... 3,235 3,252,635
0.050%, 09/06/28, MTN . EUR 435 486,175
2.625%, 09/05/29 ...... EUR 500 595,147
2.875%, 02/17/32, MTN . EUR 4,521 5,368,006
Face
Amount^
Value
(000)
SWEDEN — (Continued)
Swedbank AB
4.125%, 11/13/28, MTN . EUR 200 $ 247,837
TOTAL SWEDEN ......... 30,434,495
SWITZERLAND — (0.1%)
Tyco Electronics Group SA
3.250%, 01/31/33 ...... EUR 1,350 1,601,283
UBS Group AG
0.625%, 02/24/33 ...... EUR 1,000 982,212
TOTAL SWITZERLAND .... 2,583,495
UNITED ARAB EMIRATES
— (0.1%)
CI Financial Corp.
3.200%, 12/17/30 ...... 1,766 1,603,275
TOTAL UNITED ARAB
EMIRATES ............. 1,603,275
UNITED KINGDOM — (2.6%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 ...... 870 901,924
Ω 5.550%, 05/30/33 ...... 700 723,510
Ω 5.800%, 04/15/34 ...... 2,058 2,157,644
Astrazeneca Finance LLC
4.900%, 02/26/31 ...... 1,100 1,136,777
Barclays PLC
3.250%, 01/17/33, MTN . GBP 1,500 1,820,515
BAT Capital Corp.
5.834%, 02/20/31 ...... 100 106,140
6.000%, 02/20/34 ...... 220 235,136
4.390%, 08/15/37 ...... 2,441 2,240,875
3.734%, 09/25/40 ...... 419 340,042
7.079%, 08/02/43 ...... 2,572 2,887,339
BAT International Finance PLC
4.125%, 04/12/32, MTN . EUR 350 430,327
British Telecommunications
PLC
5.750%, 12/07/28 ...... GBP 335 479,657
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 444 481,155
Harbour Energy PLC
Ω 6.327%, 04/01/35 ...... 1,547 1,582,845
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.673%, 03/04/27(*) .... 810 814,212
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 3,746 4,420,018
Macquarie Airfinance Holdings,
Ltd.
Ω 6.500%, 03/26/31 ...... 2,721 2,909,560
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 4,148 5,002,649
2.375%, 07/03/39, MTN . GBP 400 377,366
1.500%, 01/20/41, MTN . GBP 100 77,962

62
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
4.875%, 01/17/43, MTN . GBP 100 $ 119,457
National Grid North America,
Inc.
4.668%, 09/12/33, MTN . EUR 2,100 2,673,857
National Grid PLC
3.245%, 03/30/34, MTN . EUR 150 173,640
4.275%, 01/16/35, MTN . EUR 300 371,559
Nationwide Building Society
5.350%, 03/15/28, MTN . AUD 300 211,390
NatWest Markets PLC
5.899%, 08/23/28, MTN . AUD 300 214,326
3.125%, 01/10/30, MTN . EUR 889 1,067,886
Reynolds American, Inc.
5.700%, 08/15/35 ...... 275 286,094
7.250%, 06/15/37 ...... 1,202 1,385,452
8.125%, 05/01/40 ...... 494 585,058
7.000%, 08/04/41 ...... 648 701,042
6.150%, 09/15/43 ...... 651 666,981
Segro PLC
3.500%, 09/24/32, MTN . EUR 2,689 3,199,536
Southern Gas Networks PLC
4.875%, 03/21/29, MTN . GBP 50 69,897
3.500%, 10/16/30, MTN . EUR 145 174,594
SSE PLC
8.375%, 11/20/28, MTN . GBP 60 91,107
U.K. Gilt
1.500%, 07/22/26 ...... GBP 250 339,813
4.500%, 03/07/35 ...... GBP 2,567 3,515,539
4.250%, 09/07/39 ...... GBP 4,600 5,916,101
4.375%, 01/31/40 ...... GBP 8,600 11,142,982
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 2,164 2,570,355
TOTAL UNITED KINGDOM . 64,602,319
UNITED STATES — (34.1%)
Abbott Laboratories
4.750%, 11/30/36 ...... 50 49,734
Accenture Capital, Inc.
4.250%, 10/04/31 ...... 907 907,114
4.500%, 10/04/34 ...... 768 755,324
Advance Auto Parts, Inc.
1.750%, 10/01/27 ...... 595 565,706
3.900%, 04/15/30 ...... 1,875 1,732,695
# 3.500%, 03/15/32 ...... 4,459 3,853,126
AES Corp. (The)
5.800%, 03/15/32 ...... 4,894 5,059,311
Aetna, Inc.
6.625%, 06/15/36 ...... 300 329,302
6.750%, 12/15/37 ...... 100 109,971
4.500%, 05/15/42 ...... 245 210,441
4.750%, 03/15/44 ...... 200 173,773
Affiliated Managers Group, Inc.
5.500%, 08/20/34 ...... 200 204,044
AGCO Corp.
5.800%, 03/21/34 ...... 850 888,077
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Alabama Power Co.
4.100%, 01/15/42 ...... 150 $ 126,232
Albemarle Corp.
5.050%, 06/01/32 ...... 700 708,697
Ally Financial, Inc.
4.750%, 06/09/27 ...... 407 410,416
8.000%, 11/01/31 ...... 4,632 5,242,119
8.000%, 11/01/31 ...... 8,280 9,388,678
Alphabet, Inc.
3.000%, 05/06/33 ...... EUR 10,804 12,699,151
3.125%, 11/06/34 ...... EUR 1,948 2,274,343
3.375%, 05/06/37 ...... EUR 9,667 11,198,861
1.900%, 08/15/40 ...... 127 85,481
Altria Group, Inc.
5.800%, 02/14/39 ...... 170 173,924
3.400%, 02/04/41 ...... 2,426 1,868,974
4.250%, 08/09/42 ...... 3,740 3,125,623
4.500%, 05/02/43 ...... 771 657,945
Amazon.com, Inc.
3.875%, 08/22/37 ...... 106 96,144
2.875%, 05/12/41 ...... 29 21,867
American Assets Trust, LP
3.375%, 02/01/31 ...... 3,343 3,049,245
6.150%, 10/01/34 ...... 4,710 4,763,632
American Express Co.
SOFRINDX+0.65%, FRN,
4.300%, 11/04/26(*) .... 250 250,702
8.150%, 03/19/38 ...... 550 697,824
American Medical Systems
Europe BV
3.500%, 03/08/32 ...... EUR 100 121,044
American Tower Corp.
4.100%, 05/16/34, MTN . EUR 2,150 2,618,737
Americold Realty Operating
Partnership, LP
5.600%, 05/15/32 ...... 150 151,995
Aon Corp.
6.250%, 09/30/40 ...... 265 287,697
Aon Global, Ltd.
4.250%, 12/12/42 ...... 50 41,967
APA Corp.
7.750%, 12/15/29 ...... 149 165,631
4.250%, 01/15/30 ...... 550 542,835
6.100%, 02/15/35 ...... 1,800 1,855,568
6.000%, 01/15/37 ...... 2,569 2,591,074
5.100%, 09/01/40 ...... 1,670 1,500,356
5.250%, 02/01/42 ...... 76 62,873
4.750%, 04/15/43 ...... 104 82,303
Apple, Inc.
1.375%, 05/24/29 ...... EUR 100 114,784
0.500%, 11/15/31 ...... EUR 100 104,866
2.375%, 02/08/41 ...... 350 250,582
3.850%, 05/04/43 ...... 100 84,210
Ares Capital Corp.

63
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.150%, 07/15/26 ...... 100 $ 99,053
7.000%, 01/15/27 ...... 200 205,358
2.875%, 06/15/28 ...... 439 421,313
# 5.875%, 03/01/29 ...... 803 823,960
5.950%, 07/15/29 ...... 571 586,785
3.200%, 11/15/31 ...... 1,981 1,756,981
# 5.800%, 03/08/32 ...... 2,610 2,624,422
Arrow Electronics, Inc.
5.875%, 04/10/34 ...... 1,340 1,395,534
Ashland, Inc.
Ω # 3.375%, 09/01/31 ...... 1,665 1,527,058
AT&T, Inc.
4.500%, 05/15/35 ...... 519 497,164
2.600%, 05/19/38 ...... EUR 540 555,247
7.000%, 04/30/40, MTN . GBP 50 75,009
3.500%, 06/01/41 ...... 335 263,285
4.300%, 12/15/42 ...... 100 84,552
4.250%, 06/01/43 ...... GBP 100 109,345
4.875%, 06/01/44 ...... GBP 100 117,134
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 100 108,380
# 5.875%, 01/15/34 ...... 1,900 1,972,669
AutoNation, Inc.
2.400%, 08/01/31 ...... 150 132,701
3.850%, 03/01/32 ...... 385 363,154
# 5.890%, 03/15/35 ...... 1,150 1,194,994
Avnet, Inc.
3.000%, 05/15/31 ...... 400 363,308
5.500%, 06/01/32 ...... 3,131 3,192,809
Ball Corp.
# 3.125%, 09/15/31 ...... 195 179,210
5.500%, 09/15/33 ...... 2,000 2,032,802
Bank of New York Mellon Corp.
(The)
1.650%, 01/28/31, MTN . 194 171,958
2.500%, 01/26/32 ...... 655 597,077
Bath & Body Works, Inc.
6.875%, 11/01/35 ...... 4,020 4,065,619
6.750%, 07/01/36 ...... 5,383 5,370,659
Belo Corp.
7.250%, 09/15/27 ...... 419 435,140
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 491 532,118
5.950%, 05/15/37 ...... 205 220,553
Berkshire Hathaway Finance
Corp.
1.500%, 03/18/30 ...... EUR 2,174 2,478,844
2.875%, 03/15/32 ...... 100 93,161
2.000%, 03/18/34 ...... EUR 7,141 7,711,277
2.375%, 06/19/39 ...... GBP 12,082 11,719,745
5.750%, 01/15/40 ...... 100 107,998
4.400%, 05/15/42 ...... 2 1,816
Black Hills Corp.
6.150%, 05/15/34 ...... 1,193 1,276,318
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
BlackRock Funding, Inc.
5.000%, 03/14/34 ...... 900 $ 924,867
4.900%, 01/08/35 ...... 755 768,061
Blackrock, Inc.
2.400%, 04/30/30 ...... 150 140,411
1.900%, 01/28/31 ...... 450 404,680
2.100%, 02/25/32 ...... 1,015 897,061
4.750%, 05/25/33 ...... 913 931,708
3.750%, 07/18/35 ...... EUR 7,300 8,885,770
Block, Inc.
# 3.500%, 06/01/31 ...... 2,400 2,244,410
Blue Owl Finance LLC
4.375%, 02/15/32 ...... 630 596,862
# 6.250%, 04/18/34 ...... 4,450 4,585,861
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 500 521,709
Boeing Co. (The)
3.250%, 02/01/35 ...... 105 91,910
6.625%, 02/15/38 ...... 775 865,925
3.550%, 03/01/38 ...... 1,140 959,043
3.500%, 03/01/39 ...... 295 241,932
6.875%, 03/15/39 ...... 958 1,078,273
5.875%, 02/15/40 ...... 1,724 1,780,016
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 300 380,428
4.750%, 11/15/34 ...... EUR 128 164,733
3.750%, 03/01/36 ...... EUR 250 296,113
3.750%, 11/21/37 ...... EUR 250 291,485
Boston Properties, LP
3.650%, 02/01/26 ...... 40 40,000
3.400%, 06/21/29 ...... 281 272,910
2.900%, 03/15/30 ...... 578 542,772
# 3.250%, 01/30/31 ...... 528 495,564
2.550%, 04/01/32 ...... 1,794 1,568,432
2.450%, 10/01/33 ...... 750 620,185
6.500%, 01/15/34 ...... 1,813 1,945,384
5.750%, 01/15/35 ...... 3,883 3,973,797
BP Capital Markets America,
Inc.
4.812%, 02/13/33 ...... 100 101,098
5.227%, 11/17/34 ...... 300 309,257
3.060%, 06/17/41 ...... 150 114,309
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 900 1,122,795
BP Capital Markets PLC
1.104%, 11/15/34 ...... EUR 1,000 971,501
Brandywine Operating
Partnership, LP
8.875%, 04/12/29 ...... 450 483,495
6.125%, 01/15/31 ...... 1,800 1,744,012
Bristol-Myers Squibb Co.
4.125%, 06/15/39 ...... 300 270,982
Brixmor Operating Partnership,
LP

64
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.500%, 02/15/34 ...... 1,350 $ 1,386,283
Broadcom, Inc.
Ω 3.187%, 11/15/36 ...... 440 372,889
3.500%, 02/15/41 ...... 800 649,595
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 910 807,402
Brunswick Corp.
2.400%, 08/18/31 ...... 1,222 1,077,485
4.400%, 09/15/32 ...... 2,093 2,019,544
Capital One Financial Corp.
6.700%, 11/29/32 ...... 3,161 3,488,347
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.206%, 02/27/26(*), MTN 450 450,107
SOFR+0.69%, FRN,
4.635%, 10/16/26(*) .... 200 200,755
SOFR+0.52%, FRN,
4.309%, 05/14/27(*), MTN 255 256,297
CBRE Services, Inc.
5.950%, 08/15/34 ...... 2,175 2,314,775
CenterPoint Energy Resources
Corp.
5.850%, 01/15/41 ...... 250 259,724
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,392 1,256,291
5.375%, 03/15/44 ...... 295 278,854
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.314%, 05/13/26(*) .... 150 150,093
SOFRINDX+1.05%, FRN,
4.769%, 03/03/27(*) .... 400 403,086
Chevron Corp.
2.236%, 05/11/30 ...... 100 92,841
2.978%, 05/11/40 ...... 510 395,630
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.109%, 02/26/27(*) .... 50 50,127
SOFRINDX+0.47%, FRN,
4.219%, 02/26/28(*) .... 135 135,532
4.500%, 10/15/32 ...... 1,800 1,819,015
4.980%, 04/15/35 ...... 79 80,624
# 6.000%, 03/01/41 ...... 160 174,666
Choice Hotels International, Inc.
3.700%, 12/01/29 ...... 358 349,399
Chubb INA Holdings LLC
1.400%, 06/15/31 ...... EUR 200 218,839
Cigna Group (The)
5.250%, 02/15/34 ...... 116 118,802
4.800%, 08/15/38 ...... 683 650,696
3.200%, 03/15/40 ...... 650 509,062
6.125%, 11/15/41 ...... 55 57,686
5.375%, 02/15/42 ...... 115 111,993
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 436 466,682
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Cisco Systems, Inc.
4.950%, 02/24/32 ...... 1,053 $ 1,086,052
5.900%, 02/15/39 ...... 5,994 6,447,730
5.500%, 01/15/40 ...... 3,787 3,919,152
Citigroup, Inc.
5.150%, 05/21/26, MTN . GBP 50 68,831
6.875%, 03/05/38 ...... 404 463,265
6.800%, 06/25/38, MTN . GBP 1,250 1,922,354
8.125%, 07/15/39 ...... 2,505 3,185,393
5.875%, 01/30/42 ...... 200 210,131
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 300 279,696
3.250%, 04/30/30 ...... 941 899,725
CMS Energy Corp.
4.700%, 03/31/43 ...... 100 86,454
CNA Financial Corp.
5.500%, 06/15/33 ...... 102 105,791
5.125%, 02/15/34 ...... 105 105,620
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 200 203,565
6.450%, 06/15/34 ...... 6,469 6,837,233
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 2,425 2,505,667
Comcast Corp.
3.250%, 09/26/32 ...... EUR 389 460,941
6.450%, 03/15/37 ...... 100 110,093
3.900%, 03/01/38 ...... 200 173,538
4.600%, 10/15/38 ...... 146 134,969
6.550%, 07/01/39 ...... 100 109,297
6.400%, 03/01/40 ...... 250 269,714
3.750%, 04/01/40 ...... 108 88,742
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 1,044 985,988
ConocoPhillips Co.
3.758%, 03/15/42 ...... 136 111,559
Consolidated Edison Co. of New
York, Inc.
6.750%, 04/01/38 ...... 155 177,658
5.500%, 12/01/39 ...... 155 158,531
5.700%, 06/15/40 ...... 150 155,672
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 5,806 5,098,500
4.900%, 06/01/44 ...... 6,309 5,105,742
COPT Defense Properties, LP
2.000%, 01/15/29 ...... 350 328,994
2.750%, 04/15/31 ...... 1,354 1,236,507
2.900%, 12/01/33 ...... 500 426,721
Corebridge Financial, Inc.
6.050%, 09/15/33 ...... 72 76,938
4.350%, 04/05/42 ...... 441 377,164
Costco Wholesale Corp.
1.600%, 04/20/30 ...... 100 90,713
Cox Communications, Inc.
Ω 5.450%, 09/01/34 ...... 1,035 1,013,943

65
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ω 4.800%, 02/01/35 ...... 1,090 $ 1,012,325
Ω 8.375%, 03/01/39 ...... 911 1,054,426
Ω 4.700%, 12/15/42 ...... 700 559,870
Ω 4.500%, 06/30/43 ...... 550 426,538
CRH SMW Finance DAC
4.250%, 07/11/35, MTN . EUR 3,000 3,724,732
Crown Americas LLC
5.250%, 04/01/30 ...... 369 376,474
CVS Health Corp.
4.780%, 03/25/38 ...... 2,664 2,500,458
6.125%, 09/15/39 ...... 805 835,921
4.125%, 04/01/40 ...... 833 708,982
5.300%, 12/05/43 ...... 1,415 1,312,386
6.000%, 06/01/44 ...... 1,920 1,924,649
DCP Midstream Operating, LP
Ω 6.450%, 11/03/36 ...... 1,425 1,514,156
Ω 6.750%, 09/15/37 ...... 1,910 2,076,022
5.600%, 04/01/44 ...... 732 707,405
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 ...... 405 306,124
Dell, Inc.
6.500%, 04/15/38 ...... 200 213,386
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 149 138,686
Devon Energy Corp.
7.950%, 04/15/32 ...... 335 389,675
# 5.200%, 09/15/34 ...... 940 947,770
5.600%, 07/15/41 ...... 5,679 5,597,289
4.750%, 05/15/42 ...... 3,164 2,778,728
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 599 552,028
Digital Dutch Finco BV
3.875%, 03/15/35 ...... EUR 1,115 1,306,945
Dominion Energy, Inc.
4.900%, 08/01/41 ...... 272 250,618
4.050%, 09/15/42 ...... 100 81,366
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 1,200 1,233,923
# 5.650%, 03/15/36 ...... 3,274 3,271,342
5.250%, 11/15/41 ...... 149 134,329
4.375%, 11/15/42 ...... 219 174,831
DPL LLC
4.350%, 04/15/29 ...... 200 197,672
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 285 306,211
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 100 121,232
3.850%, 06/15/34 ...... EUR 1,910 2,276,515
DXC Capital Funding DAC
0.950%, 09/15/31, MTN . EUR 200 204,421
DXC Technology Co.
2.375%, 09/15/28 ...... 100 95,432
Eastman Chemical Co.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.800%, 09/01/42 ...... 681 $ 607,347
Eaton Capital ULC
3.625%, 05/09/35 ...... EUR 135 161,967
Edison International
4.125%, 03/15/28 ...... 100 99,350
6.950%, 11/15/29 ...... 150 160,374
5.250%, 03/15/32 ...... 310 310,913
Elevance Health, Inc.
4.100%, 05/15/32 ...... 100 96,919
4.750%, 02/15/33 ...... 100 99,933
5.375%, 06/15/34 ...... 630 647,129
# 5.200%, 02/15/35 ...... 432 438,400
5.850%, 01/15/36 ...... 250 263,498
6.375%, 06/15/37 ...... 2,086 2,271,677
5.100%, 01/15/44 ...... 105 98,180
Eli Lilly & Co.
SOFR+0.53%, FRN,
4.196%, 10/15/28(*) .... 800 805,394
Energy Transfer, LP
6.550%, 12/01/33 ...... 456 498,979
6.625%, 10/15/36 ...... 568 620,896
5.800%, 06/15/38 ...... 241 245,679
7.500%, 07/01/38 ...... 920 1,067,426
6.050%, 06/01/41 ...... 1,095 1,111,818
6.500%, 02/01/42 ...... 1,497 1,583,654
6.100%, 02/15/42 ...... 335 337,468
4.950%, 01/15/43 ...... 457 402,827
5.150%, 02/01/43 ...... 718 649,054
5.950%, 10/01/43 ...... 403 399,436
5.300%, 04/01/44 ...... 287 262,323
5.150%, 03/15/45 ...... 150 133,404
Enterprise Products Operating
LLC
7.550%, 04/15/38 ...... 525 631,263
6.125%, 10/15/39 ...... 260 279,234
6.450%, 09/01/40 ...... 2,100 2,323,626
5.950%, 02/01/41 ...... 205 214,303
5.700%, 02/15/42 ...... 170 172,638
4.850%, 08/15/42 ...... 105 97,248
4.450%, 02/15/43 ...... 250 219,302
EPR Properties
4.950%, 04/15/28 ...... 210 211,969
3.750%, 08/15/29 ...... 1,076 1,046,208
3.600%, 11/15/31 ...... 4,312 3,999,068
Equinix Europe 2 Financing
Corp. LLC
3.650%, 09/03/33 ...... EUR 1,186 1,402,586
3.625%, 11/22/34 ...... EUR 102 117,999
Equitable Holdings, Inc.
5.594%, 01/11/33 ...... 150 156,490
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 434 517,176
Exxon Mobil Corp.
0.524%, 06/26/28 ...... EUR 300 341,338

66
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
0.835%, 06/26/32 ...... EUR 11,910 $ 12,299,391
1.408%, 06/26/39 ...... EUR 6,735 5,893,599
2.995%, 08/16/39 ...... 999 798,281
4.227%, 03/19/40 ...... 1,150 1,049,977
F&G Annuities & Life, Inc.
# 6.250%, 10/04/34 ...... 980 988,063
FedEx Corp.
0.950%, 05/04/33 ...... EUR 100 98,410
4.100%, 04/15/43 ...... 100 81,967
First American Financial Corp.
4.000%, 05/15/30 ...... 100 96,765
5.450%, 09/30/34 ...... 100 100,529
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 150 186,195
Flex, Ltd.
5.250%, 01/15/32 ...... 972 993,037
Flowserve Corp.
3.500%, 10/01/30 ...... 300 286,587
FMC Corp.
# 5.650%, 05/18/33 ...... 3,373 2,985,670
Ford Motor Co.
9.625%, 04/22/30 ...... 468 544,535
7.450%, 07/16/31 ...... 605 672,393
3.250%, 02/12/32 ...... 614 545,435
6.100%, 08/19/32 ...... 426 443,374
4.750%, 01/15/43 ...... 3,355 2,691,144
Ford Motor Credit Co. LLC
6.054%, 11/05/31 ...... 300 309,847
6.532%, 03/19/32 ...... 300 316,372
7.122%, 11/07/33 ...... 879 949,766
6.125%, 03/08/34 ...... 1,033 1,056,589
# 6.500%, 02/07/35 ...... 300 312,937
Fortune Brands Innovations,
Inc.
# 5.875%, 06/01/33 ...... 288 304,788
Fox Corp.
5.476%, 01/25/39 ...... 3,580 3,569,451
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 1,815 1,768,707
GATX Corp.
6.050%, 03/15/34 ...... 90 95,887
6.900%, 05/01/34 ...... 100 111,934
General Motors Co.
5.000%, 04/01/35 ...... 150 147,698
6.600%, 04/01/36 ...... 2,765 3,011,964
# 5.150%, 04/01/38 ...... 1,108 1,068,895
6.250%, 10/02/43 ...... 1,847 1,884,203
5.200%, 04/01/45 ...... 100 90,370
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.789%, 02/26/27(*) .... 150 150,345
SOFRINDX+1.35%, FRN,
5.159%, 05/08/27(*) .... 256 257,720
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFRINDX+1.05%, FRN,
5.008%, 07/15/27(*) .... 71 $ 71,151
5.625%, 04/04/32 ...... 300 312,525
6.400%, 01/09/33 ...... 300 323,446
6.100%, 01/07/34 ...... 1,712 1,815,365
5.950%, 04/04/34 ...... 1,401 1,470,314
5.450%, 09/06/34 ...... 1,000 1,015,622
5.900%, 01/07/35 ...... 300 312,414
Georgia Power Co.
5.400%, 06/01/40 ...... 155 156,614
4.750%, 09/01/40 ...... 394 374,165
4.300%, 03/15/43 ...... 155 134,249
Gilead Sciences, Inc.
2.600%, 10/01/40 ...... 367 270,284
5.650%, 12/01/41 ...... 124 128,660
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 300 336,031
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 3,697 4,615,107
GLP Capital, LP/GLP Financing
II, Inc.
4.000%, 01/15/30 ...... 249 242,281
4.000%, 01/15/31 ...... 100 95,638
3.250%, 01/15/32 ...... 250 226,319
6.750%, 12/01/33 ...... 1,453 1,574,187
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 115 131,057
0.750%, 03/23/32, MTN . EUR 900 922,241
6.250%, 02/01/41 ...... 350 380,431
HA Sustainable Infrastructure
Capital, Inc.
6.375%, 07/01/34 ...... 1,650 1,684,967
Halliburton Co.
7.450%, 09/15/39 ...... 290 342,781
4.500%, 11/15/41 ...... 300 261,961
4.750%, 08/01/43 ...... 960 853,068
Hasbro, Inc.
# 6.050%, 05/14/34 ...... 2,174 2,309,091
6.350%, 03/15/40 ...... 2,989 3,131,869
5.100%, 05/15/44 ...... 305 272,897
HAT Holdings I LLC/HAT
Holdings II LLC
Ω 3.375%, 06/15/26 ...... 126 125,430
Ω 8.000%, 06/15/27 ...... 528 547,470
Ω 3.750%, 09/15/30 ...... 3,858 3,598,945
HCA, Inc.
7.500%, 11/06/33 ...... 771 882,799
5.600%, 04/01/34 ...... 100 103,860
4.375%, 03/15/42 ...... 1,028 877,553
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 281 266,481
Helmerich & Payne, Inc.
2.900%, 09/29/31 ...... 803 724,994
# 5.500%, 12/01/34 ...... 10,240 10,157,601

67
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Hess Corp.
7.125%, 03/15/33 ...... 1,000 $ 1,150,788
6.000%, 01/15/40 ...... 588 633,180
5.600%, 02/15/41 ...... 3,563 3,686,227
HF Sinclair Corp.
# 6.250%, 01/15/35 ...... 4,276 4,470,752
Highwoods Realty, LP
4.200%, 04/15/29 ...... 413 407,096
3.050%, 02/15/30 ...... 677 632,549
7.650%, 02/01/34 ...... 4,862 5,522,793
HNI Corp.
Ω 5.125%, 01/18/29 ...... 1,675 1,654,231
Honeywell International, Inc.
3.750%, 05/17/32 ...... EUR 114 138,746
4.125%, 11/02/34 ...... EUR 4,552 5,631,408
3.750%, 03/01/36 ...... EUR 250 296,753
Horace Mann Educators Corp.
7.250%, 09/15/28 ...... 240 256,722
Host Hotels & Resorts, LP
2.900%, 12/15/31 ...... 185 167,435
5.700%, 07/01/34 ...... 1,060 1,093,930
5.500%, 04/15/35 ...... 1,481 1,501,053
Howmet Aerospace, Inc.
5.950%, 02/01/37 ...... 2,240 2,420,063
HP, Inc.
# 6.000%, 09/15/41 ...... 365 363,640
Humana, Inc.
4.625%, 12/01/42 ...... 100 84,397
4.950%, 10/01/44 ...... 150 129,224
Huntsman International LLC
4.500%, 05/01/29 ...... 457 439,744
2.950%, 06/15/31 ...... 3,606 3,078,596
# 5.700%, 10/15/34 ...... 6,850 6,402,219
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 450 463,665
5.750%, 03/30/32 ...... 300 314,382
# 5.500%, 06/30/34 ...... 450 464,142
Intel Corp.
4.600%, 03/25/40 ...... 1,345 1,207,176
2.800%, 08/12/41 ...... 650 459,299
4.800%, 10/01/41 ...... 1,190 1,068,032
4.250%, 12/15/42 ...... 1,426 1,169,138
5.625%, 02/10/43 ...... 535 521,984
International Business Machines
Corp.
3.150%, 02/10/33 ...... EUR 636 747,171
3.750%, 02/06/35 ...... EUR 650 783,976
4.875%, 02/06/38 ...... GBP 100 128,350
2.850%, 05/15/40 ...... 195 146,455
International Paper Co.
6.000%, 11/15/41 ...... 350 362,747
Interstate Power and Light Co.
6.250%, 07/15/39 ...... 250 268,179
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Invitation Homes Operating
Partnership, LP
5.500%, 08/15/33 ...... 275 $ 282,078
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 300 273,017
5.670%, 06/08/32 ...... 1,203 1,243,852
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 201 211,153
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 1,961 1,967,984
Jefferies Financial Group, Inc.
4.150%, 01/23/30 ...... 181 178,644
2.750%, 10/15/32 ...... 185 161,661
6.200%, 04/14/34 ...... 980 1,030,627
6.250%, 01/15/36 ...... 1,441 1,504,522
6.500%, 01/20/43 ...... 595 613,533
6.625%, 10/23/43 ...... 151 154,871
Jersey Central Power & Light
Co.
Ω 2.750%, 03/01/32 ...... 150 135,352
John Deere Capital Corp.
SOFR+0.44%, FRN,
4.159%, 03/06/26(*), MTN 205 205,060
SOFR+0.60%, FRN,
4.561%, 04/19/27(*), MTN 250 251,203
SOFR+0.60%, FRN,
4.306%, 06/11/27(*), MTN 200 200,907
SOFR+0.68%, FRN,
4.660%, 07/15/27(*) .... 1,100 1,107,371
Johnson & Johnson
3.050%, 02/26/33 ...... EUR 3,450 4,102,110
3.550%, 03/01/36 ...... 155 142,058
3.625%, 03/03/37 ...... 105 94,937
5.950%, 08/15/37 ...... 205 227,053
3.400%, 01/15/38 ...... 255 223,241
2.100%, 09/01/40 ...... 130 91,471
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 966 1,082,805
5.500%, 10/15/40 ...... 450 467,522
5.600%, 07/15/41 ...... 1,408 1,455,442
Kellanova
3.750%, 05/16/34 ...... EUR 300 362,445
Kemper Corp.
2.400%, 09/30/30 ...... 1,146 1,024,915
3.800%, 02/23/32 ...... 1,393 1,288,253
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
4.564%, 03/15/27(*) .... 210 210,345
KeyCorp.
4.100%, 04/30/28, MTN . 288 288,468
2.550%, 10/01/29, MTN . 266 251,872
Kilroy Realty, LP
4.250%, 08/15/29 ...... 871 856,236
3.050%, 02/15/30 ...... 801 746,662

68
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.500%, 11/15/32 ...... 848 $ 708,643
2.650%, 11/15/33 ...... 1,004 822,276
5.875%, 10/15/35 ...... 625 629,810
6.250%, 01/15/36 ...... 9,956 10,285,215
Kinder Morgan Energy Partners,
LP
5.800%, 03/15/35 ...... 120 126,448
6.500%, 02/01/37 ...... 413 453,575
6.950%, 01/15/38, MTN . 1,504 1,706,175
6.500%, 09/01/39 ...... 349 384,571
6.550%, 09/15/40 ...... 400 435,327
7.500%, 11/15/40 ...... 401 472,961
6.375%, 03/01/41 ...... 2,010 2,154,659
5.625%, 09/01/41 ...... 190 188,338
5.000%, 08/15/42 ...... 614 569,276
4.700%, 11/01/42 ...... 246 220,137
5.000%, 03/01/43 ...... 346 317,180
5.500%, 03/01/44 ...... 186 179,816
Kraft Heinz Foods Co.
5.000%, 06/04/42 ...... 1,200 1,094,456
Kroger Co. (The)
5.400%, 07/15/40 ...... 200 199,128
Kyndryl Holdings, Inc.
2.700%, 10/15/28 ...... 185 177,708
3.150%, 10/15/31 ...... 1,219 1,110,743
# 6.350%, 02/20/34 ...... 3,557 3,729,728
4.100%, 10/15/41 ...... 2,404 1,896,264
Las Vegas Sands Corp.
6.200%, 08/15/34 ...... 2,781 2,892,793
Lazard Group LLC
6.000%, 03/15/31 ...... 300 318,135
Legg Mason, Inc.
5.625%, 01/15/44 ...... 205 204,076
Leggett & Platt, Inc.
# 4.400%, 03/15/29 ...... 805 797,204
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 150 189,177
Lincoln National Corp.
3.050%, 01/15/30 ...... 244 232,415
3.400%, 01/15/31 ...... 377 357,863
3.400%, 03/01/32 ...... 100 92,509
5.852%, 03/15/34 ...... 2,556 2,667,458
6.150%, 04/07/36 ...... 100 104,766
6.300%, 10/09/37 ...... 525 558,852
7.000%, 06/15/40 ...... 1,206 1,349,809
Linde Finance BV
1.000%, 04/20/28, MTN . EUR 90 103,951
LKQ Corp.
# 6.250%, 06/15/33 ...... 855 894,765
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 750 786,455
5.650%, 03/15/35 ...... 278 283,293
LYB International Finance III
LLC
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 5.500%, 03/01/34 ...... 475 $ 468,766
# 6.150%, 05/15/35 ...... 4,043 4,128,179
3.375%, 10/01/40 ...... 545 392,876
Marathon Petroleum Corp.
5.700%, 03/01/35 ...... 358 369,949
6.500%, 03/01/41 ...... 3,919 4,190,590
4.750%, 09/15/44 ...... 150 129,438
Markel Group, Inc.
5.000%, 03/30/43 ...... 100 91,732
Mastercard, Inc.
1.000%, 02/22/29 ...... EUR 550 624,548
2.000%, 11/18/31 ...... 150 133,537
4.350%, 01/15/32 ...... 3,284 3,300,689
4.850%, 03/09/33 ...... 1,304 1,336,173
4.550%, 01/15/35 ...... 965 959,087
McKesson Corp.
4.883%, 03/15/44 ...... 100 90,546
Merck & Co., Inc.
4.950%, 09/15/35 ...... 1,582 1,598,837
6.550%, 09/15/37 ...... 585 662,441
3.900%, 03/07/39 ...... 643 572,138
2.350%, 06/24/40 ...... 1,591 1,144,487
3.600%, 09/15/42 ...... 135 108,723
4.900%, 05/17/44 ...... 2,150 2,014,719
Meta Platforms, Inc.
4.550%, 08/15/31 ...... 150 151,972
3.850%, 08/15/32 ...... 701 678,256
4.750%, 08/15/34 ...... 660 658,990
MetLife, Inc.
5.875%, 02/06/41 ...... 550 575,145
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30 ...... 990 913,149
Ω 3.875%, 05/15/32 ...... 4,079 3,670,493
Morgan Stanley
6.375%, 07/24/42 ...... 50 55,393
Mosaic Co. (The)
4.875%, 11/15/41 ...... 250 226,036
MPLX, LP
4.500%, 04/15/38 ...... 1,208 1,100,516
Mylan, Inc.
5.400%, 11/29/43 ...... 1,175 1,021,110
National Fuel Gas Co.
2.950%, 03/01/31 ...... 398 364,201
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.619%, 02/05/27(*) .... 305 306,369
National Securities Clearing
Corp.
Ω 4.700%, 05/20/30 ...... 479 488,552
Nestle Finance International,
Ltd.
2.875%, 01/14/32, MTN . EUR 5,351 6,359,455
0.625%, 02/14/34, MTN . EUR 312 305,771

69
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.375%, 11/15/34, MTN . EUR 290 $ 349,395
1.500%, 03/29/35, MTN . EUR 546 556,056
3.750%, 11/14/35 ...... EUR 7,600 9,255,752
3.250%, 01/23/37, MTN . EUR 1,825 2,104,698
1.750%, 11/02/37, MTN . EUR 254 247,661
5.125%, 12/07/38, MTN . GBP 2,619 3,558,501
Newell Brands, Inc.
6.625%, 09/15/29 ...... 490 490,520
# 6.375%, 05/15/30 ...... 200 197,686
# 6.625%, 05/15/32 ...... 455 445,597
Newmont Corp.
5.450%, 06/09/44 ...... 100 99,356
NextEra Energy Capital
Holdings, Inc.
5.250%, 03/15/34 ...... 464 475,259
NIKE, Inc.
2.850%, 03/27/30 ...... 100 95,422
3.250%, 03/27/40 ...... 920 740,389
3.625%, 05/01/43 ...... 147 117,130
NiSource, Inc.
5.250%, 02/15/43 ...... 84 80,224
Nordstrom, Inc.
4.000%, 03/15/27 ...... 150 148,212
6.950%, 03/15/28 ...... 355 365,918
# 4.375%, 04/01/30 ...... 2,845 2,716,108
4.250%, 08/01/31 ...... 1,839 1,700,807
5.000%, 01/15/44 ...... 1,323 982,558
NOV, Inc.
3.950%, 12/01/42 ...... 1,983 1,563,207
Novartis Capital Corp.
4.300%, 11/05/32 ...... 1,800 1,793,706
4.200%, 09/18/34 ...... 605 590,890
3.700%, 09/21/42 ...... 105 86,954
NuStar Logistics, LP
5.625%, 04/28/27 ...... 450 454,499
NVIDIA Corp.
3.500%, 04/01/40 ...... 160 134,930
Oceaneering International, Inc.
6.000%, 02/01/28 ...... 2,033 2,065,699
Oklahoma Gas and Electric Co.
4.550%, 03/15/44 ...... 100 86,679
Omnicom Group, Inc.
Ω 3.375%, 03/01/41 ...... 448 337,254
ONEOK Partners, LP
6.650%, 10/01/36 ...... 680 743,268
6.850%, 10/15/37 ...... 750 831,136
6.125%, 02/01/41 ...... 390 403,632
6.200%, 09/15/43 ...... 150 153,207
ONEOK, Inc.
6.000%, 06/15/35 ...... 472 498,754
Oracle Corp.
6.125%, 07/08/39 ...... 744 735,256
3.600%, 04/01/40 ...... 1,200 886,313
5.375%, 07/15/40 ...... 600 540,686
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.650%, 03/25/41 ...... 1,855 $ 1,353,596
Ovintiv, Inc.
7.375%, 11/01/31 ...... 250 279,369
# 6.250%, 07/15/33 ...... 763 810,124
6.500%, 08/15/34 ...... 3,408 3,669,002
6.625%, 08/15/37 ...... 1,324 1,417,998
6.500%, 02/01/38 ...... 3,938 4,157,363
Paramount Global
7.875%, 07/30/30 ...... 1,550 1,666,078
4.950%, 01/15/31 ...... 755 722,294
4.200%, 05/19/32 ...... 600 541,775
5.500%, 05/15/33 ...... 440 414,644
6.875%, 04/30/36 ...... 950 926,952
5.900%, 10/15/40 ...... 1,161 990,769
4.850%, 07/01/42 ...... 411 300,104
4.375%, 03/15/43 ...... 429 295,480
5.850%, 09/01/43 ...... 923 744,090
5.250%, 04/01/44 ...... 388 282,833
4.900%, 08/15/44 ...... 135 96,177
Parker-Hannifin Corp.
2.900%, 03/01/30 ...... EUR 250 297,066
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200%, 06/15/30 ...... 231 246,245
Pfizer, Inc.
7.200%, 03/15/39 ...... 150 178,427
Philip Morris International, Inc.
0.800%, 08/01/31 ...... EUR 450 471,661
5.250%, 02/13/34 ...... 200 206,463
1.875%, 11/06/37 ...... EUR 100 94,903
6.375%, 05/16/38 ...... 590 653,796
1.450%, 08/01/39 ...... EUR 186 159,410
4.375%, 11/15/41 ...... 787 698,950
4.500%, 03/20/42 ...... 126 112,680
3.875%, 08/21/42 ...... 530 436,784
4.125%, 03/04/43 ...... 1,682 1,429,826
4.875%, 11/15/43 ...... 298 275,262
Phillips 66
4.650%, 11/15/34 ...... 50 48,847
4.875%, 11/15/44 ...... 255 225,096
Phillips 66 Co.
5.250%, 06/15/31 ...... 100 103,671
5.300%, 06/30/33 ...... 450 462,313
4.950%, 03/15/35 ...... 1,121 1,114,342
5.875%, 05/01/42 ...... 1,150 1,158,313
4.680%, 02/15/45 ...... 100 85,006
Piedmont Operating
Partnership, LP
6.875%, 07/15/29 ...... 1,539 1,634,920
3.150%, 08/15/30 ...... 1,965 1,810,741
2.750%, 04/01/32 ...... 3,383 2,924,758
Plains All American Pipeline,
LP/PAA Finance Corp.
5.700%, 09/15/34 ...... 200 206,247

70
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.700%, 05/15/36 ...... 1,002 $ 1,086,822
6.650%, 01/15/37 ...... 2,951 3,207,427
5.150%, 06/01/42 ...... 1,435 1,324,151
4.300%, 01/31/43 ...... 1,317 1,089,864
4.700%, 06/15/44 ...... 905 775,577
PNC Financial Services Group,
Inc. (The)
2.550%, 01/22/30 ...... 116 109,208
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 2,867 3,380,234
Procter & Gamble Co. (The)
0.350%, 05/05/30 ...... EUR 100 108,387
2.900%, 11/03/33 ...... EUR 1,550 1,812,093
3.550%, 03/25/40 ...... 104 89,794
Progress Energy, Inc.
6.000%, 12/01/39 ...... 100 105,880
Prologis Euro Finance LLC
1.500%, 02/08/34 ...... EUR 155 157,217
4.000%, 05/05/34 ...... EUR 350 425,863
1.000%, 02/06/35 ...... EUR 300 283,313
4.250%, 01/31/43, MTN . EUR 750 870,877
Prologis International Funding
II SA
3.700%, 10/07/34, MTN . EUR 620 732,344
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 300 339,770
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
4.645%, 04/16/27(*) .... 205 205,707
0.500%, 09/09/30 ...... EUR 100 106,045
0.875%, 01/24/32 ...... EUR 300 311,519
PulteGroup, Inc.
5.500%, 03/01/26 ...... 250 250,257
PVH Corp.
4.125%, 07/16/29 ...... EUR 150 184,039
Realty Income Corp.
4.875%, 07/06/30 ...... EUR 2,915 3,703,427
1.750%, 07/13/33 ...... GBP 350 383,288
5.125%, 07/06/34 ...... EUR 2,885 3,762,455
3.875%, 06/20/35 ...... EUR 400 474,143
6.000%, 12/05/39 ...... GBP 245 340,082
5.250%, 09/04/41 ...... GBP 150 191,412
Reinsurance Group of America,
Inc.
5.750%, 09/15/34 ...... 100 103,998
Roche Finance Europe BV
3.227%, 05/03/30 ...... EUR 120 146,174
Roche Holdings, Inc.
Ω 7.000%, 03/01/39 ...... 355 420,552
Rockies Express Pipeline LLC
Ω 4.950%, 07/15/29 ...... 1,033 1,029,790
Ω 4.800%, 05/15/30 ...... 605 596,177
Ω 7.500%, 07/15/38 ...... 1,639 1,794,113
Ω 6.875%, 04/15/40 ...... 5,355 5,482,053
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Royalty Pharma PLC
3.300%, 09/02/40 ...... 2,893 $ 2,248,164
Sabra Health Care, LP
3.900%, 10/15/29 ...... 575 563,391
3.200%, 12/01/31 ...... 2,305 2,110,241
Sanofi SA
SOFR+0.54%, FRN,
4.382%, 11/03/28(*) .... 1,000 1,005,525
0.875%, 03/21/29, MTN . EUR 100 113,315
1.500%, 04/01/30, MTN . EUR 1,400 1,594,664
2.750%, 03/11/31, MTN . EUR 6,600 7,824,392
Seagate Data Storage
Technology Pte, Ltd.
Ω 4.091%, 06/01/29 ...... 370 362,664
Ω 4.125%, 01/15/31 ...... 1,382 1,316,645
Ω 5.750%, 12/01/34 ...... 2,385 2,435,812
Sealed Air Corp.
Ω 4.000%, 12/01/27 ...... 100 99,620
Ω 6.875%, 07/15/33 ...... 5,844 6,143,879
Sempra Infrastructure Partners,
LP
Ω 3.250%, 01/15/32 ...... 5,404 4,780,826
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30 ...... 2,370 2,317,466
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.594%, 11/06/30(*) .... 3,000 3,014,280
4.125%, 05/11/35 ...... 350 335,415
Ω 6.375%, 12/15/38 ...... 14,690 16,398,983
Ω 5.500%, 03/25/40 ...... 1,677 1,711,870
4.550%, 08/12/43 ...... 1,730 1,549,547
4.375%, 05/11/45 ...... 545 470,129
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 2,929 3,027,402
1.875%, 04/07/32, MTN . EUR 3,901 4,323,069
1.250%, 11/11/32, MTN . EUR 950 1,000,199
3.625%, 08/21/42 ...... 153 123,250
4.550%, 08/12/43 ...... 200 178,294
Simon Property Group, LP
2.250%, 01/15/32 ...... 125 110,420
6.250%, 01/15/34 ...... 100 109,229
4.750%, 09/26/34 ...... 450 446,259
# 6.750%, 02/01/40 ...... 708 810,976
SLM Corp.
3.125%, 11/02/26 ...... 240 236,743
6.500%, 01/31/30 ...... 150 154,779
Southern Co. Gas Capital Corp.
5.875%, 03/15/41 ...... 50 51,684
4.400%, 06/01/43 ...... 150 128,883
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 150 137,988
3.000%, 05/15/32 ...... 815 740,643
5.200%, 09/01/40 ...... 160 154,883
State Street Corp.

71
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+0.64%, FRN,
4.548%, 10/22/27(*) .... 3,550 $ 3,567,379
Stellantis Finance US, Inc.
Ω 6.375%, 09/12/32 ...... 1,067 1,127,532
Stellantis NV
3.750%, 03/19/36 ...... EUR 2,500 2,800,628
Store Capital LLC
2.750%, 11/18/30 ...... 278 253,231
2.700%, 12/01/31 ...... 1,372 1,214,299
Sun Communities Operating, LP
2.700%, 07/15/31 ...... 200 181,660
4.200%, 04/15/32 ...... 1,355 1,315,153
Synchrony Financial
2.875%, 10/28/31 ...... 1,422 1,269,946
Tanger Properties, LP
2.750%, 09/01/31 ...... 422 383,391
Tapestry, Inc.
3.050%, 03/15/32 ...... 2,124 1,935,526
5.500%, 03/11/35 ...... 865 882,399
Targa Resources Corp.
6.125%, 03/15/33 ...... 150 160,278
Taylor Morrison Communities,
Inc.
Ω 5.750%, 01/15/28 ...... 150 152,865
Texas Instruments, Inc.
3.650%, 08/16/32 ...... 265 255,446
4.900%, 03/14/33 ...... 150 154,640
4.850%, 02/08/34 ...... 210 215,142
5.100%, 05/23/35 ...... 100 103,048
3.875%, 03/15/39 ...... 832 739,975
Timken Co. (The)
4.125%, 04/01/32 ...... 1,000 959,676
4.125%, 05/23/34 ...... EUR 2,900 3,505,508
TPG Operating Group II, LP
5.875%, 03/05/34 ...... 500 519,648
Tyson Foods, Inc.
# 5.700%, 03/15/34 ...... 3,735 3,932,586
5.150%, 08/15/44 ...... 201 190,435
Under Armour, Inc.
3.250%, 06/15/26 ...... 40 39,774
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.458%, 07/15/26(*) .... 150 150,238
6.875%, 02/15/38 ...... 283 324,033
3.500%, 08/15/39 ...... 300 247,728
2.750%, 05/15/40 ...... 300 221,712
Unum Group
5.750%, 08/15/42 ...... 500 498,827
Valero Energy Corp.
6.625%, 06/15/37 ...... 1,525 1,682,171
Ventas Realty, LP
5.700%, 09/30/43 ...... 556 560,668
Verizon Communications, Inc.
4.750%, 10/31/34 ...... EUR 235 302,372
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.400%, 11/01/34 ...... 300 $ 288,772
5.850%, 09/15/35 ...... 300 319,206
4.272%, 01/15/36 ...... 94 88,097
3.375%, 10/27/36 ...... GBP 1,500 1,695,813
5.250%, 03/16/37 ...... 300 300,447
2.875%, 01/15/38 ...... EUR 150 160,153
1.875%, 11/03/38 ...... GBP 100 90,010
4.812%, 03/15/39 ...... 550 521,025
1.850%, 05/18/40 ...... EUR 200 178,973
2.650%, 11/20/40 ...... 350 249,397
3.400%, 03/22/41 ...... 350 272,735
VF Corp.
# 2.950%, 04/23/30 ...... 2,836 2,586,768
6.000%, 10/15/33 ...... 1,218 1,225,787
Viatris, Inc.
# 2.700%, 06/22/30 ...... 2,000 1,832,624
3.850%, 06/22/40 ...... 3,749 2,886,320
Virginia Electric and Power Co.
6.350%, 11/30/37 ...... 300 328,145
8.875%, 11/15/38 ...... 948 1,264,377
4.000%, 01/15/43 ...... 112 92,239
Visa, Inc.
2.250%, 05/15/28 ...... EUR 100 118,312
2.000%, 06/15/29 ...... EUR 1,150 1,346,330
3.125%, 05/15/33 ...... EUR 13,621 16,152,675
2.375%, 06/15/34 ...... EUR 3,766 4,215,191
# 4.150%, 12/14/35 ...... 300 289,574
3.500%, 05/15/37 ...... EUR 2,961 3,504,503
2.700%, 04/15/40 ...... 1,327 1,016,766
Vontier Corp.
2.950%, 04/01/31 ...... 655 600,746
Vornado Realty, LP
2.150%, 06/01/26 ...... 165 163,291
3.400%, 06/01/31 ...... 4,964 4,528,464
Voya Financial, Inc.
5.700%, 07/15/43 ...... 100 99,676
W.P. Carey, Inc.
4.250%, 07/23/32 ...... EUR 7,500 9,227,056
3.700%, 11/19/34 ...... EUR 500 583,092
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.308%, 04/28/27(*) .... 100 100,441
5.625%, 03/27/34 ...... GBP 490 716,815
5.250%, 09/28/35 ...... GBP 2,234 3,176,668
4.875%, 01/19/39 ...... GBP 286 383,213
Warnermedia Holdings, Inc.
4.054%, 03/15/29 ...... 250 242,511
# 4.279%, 03/15/32 ...... 769 676,720
5.050%, 03/15/42 ...... 2,483 1,744,308
Wells Fargo & Co.
0.625%, 08/14/30 ...... EUR 589 632,337
Wells Fargo Bank NA
SOFR+1.07%, FRN,
4.760%, 12/11/26(*) .... 2,338 2,353,251

72
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Western Digital Corp.
2.850%, 02/01/29 ...... 100 $ 95,388
Western Midstream Operating,
LP
6.150%, 04/01/33 ...... 535 565,417
5.450%, 11/15/34 ...... 120 120,802
5.450%, 04/01/44 ...... 320 292,825
Western Union Co. (The)
# 6.200%, 11/17/36 ...... 1,799 1,878,342
6.200%, 06/21/40 ...... 920 951,286
Whirlpool Corp.
4.700%, 05/14/32 ...... 350 318,520
5.500%, 03/01/33 ...... 682 639,016
# 6.500%, 06/15/33 ...... 5,706 5,630,635
5.750%, 03/01/34 ...... 2,083 1,960,995
5.150%, 03/01/43, MTN . 200 163,201
Williams Cos., Inc. (The)
6.300%, 04/15/40 ...... 2,326 2,504,957
5.400%, 03/04/44 ...... 100 96,095
XPLR Infrastructure Operating
Partners, LP
Ω 4.500%, 09/15/27 ...... 1,186 1,175,216
# 7.250%, 01/15/29 ...... 740 763,560
Ω # 7.250%, 01/15/29 ...... 1,501 1,548,858
Yum! Brands, Inc.
6.875%, 11/15/37 ...... 2,425 2,671,952
TOTAL UNITED STATES .. 837,522,828
TOTAL BONDS .......... 2,144,988,269
U.S. TREASURY OBLIGATIONS
— (1.8%)
U.S. Treasury Bonds
3.875%, 02/15/43 ..... 421 377,436
Face
Amount^
Value
(000)
U.S. Treasury Bonds
4.625%, 05/15/44 ..... 475 $ 464,554
4.625%, 11/15/44 ..... 1,133 1,105,472
U.S. Treasury Notes
USBMMY3M + 0.15%,
FRN, 3.763% 04/30/26(*) 9,725 9,727,253
USBMMY3M + 0.18%,
FRN, 3.795% 07/31/26(*) 13,132 13,139,372
USBMMY3M + 0.21%,
FRN, 3.818% 10/31/26(*) 5,234 5,239,414
USBMMY3M + 0.10%,
FRN, 3.711% 01/31/27(*) 638 638,236
USBMMY3M + 0.16%,
FRN, 3.773% 04/30/27(*) 3,928 3,932,924
USBMMY3M + 0.16%,
FRN, 3.772% 07/31/27(*) 2,340 2,342,783
3.750%, 10/31/32 ..... 1,457 1,434,348
4.250%, 08/15/35 ..... 4,429 4,433,152
4.000%, 11/15/35 ..... 376 368,304
TOTAL U.S. TREASURY
OBLIGATIONS ........... 43,203,248
TOTAL INVESTMENT
SECURITIES — ( 97.3% )
(Cost $2,327,676,976) ..... 2,392,345,158
Shares Value
SECURITIES LENDING
COLLATERAL — (2.7%)
@§ The DFA Short Term
Investment Fund ...... 5,758,491 66,625,746
TOTAL INVESTMENTS
— (100.0%)
(Cost $2,394,302,722) ..... $ 2,458,970,904
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $231,127,740 which represented 10.4% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of January 31, 2026.
# Total or Partial Securities on Loan
Δ Zero Coupon Security
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note

73
Dimensional Global Core Plus Fixed Income ETF
continued
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONCINDX Sterling Overnight Compounded Index
SONIA/N Sterling Overnight Index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of January 31, 2026, Dimensional Global Core Plus Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
AUD 2,754,644 USD 1,848,039 Citigroup 02/02/26 $ 81,727
CAD 3,100,002 USD 2,230,912 Citigroup 02/06/26 58,620
CAD 145,702 USD 105,395 Citigroup 02/06/26 2,214
JPY 476,942,932 USD 3,045,328 Citigroup 02/09/26 47,966
JPY 184,237,274 USD 1,168,533 RBC Dominion Securities 02/09/26 26,369
EUR 3,117,765 USD 3,636,249 BNY Capital Markets 02/10/26 73,959
NZD 233,713 USD 140,097 Citigroup 02/24/26 1,368
USD 24,657,964 AUD 34,997,166 RBC Dominion Securities 03/05/26 141,732
CAD 1,555,658 USD 1,150,175 Citigroup 03/10/26 254
USD 17,521,572 JPY 2,682,631,698 RBC Dominion Securities 03/31/26 49,224
USD 60,241,299 EUR 50,264,709 BNY Capital Markets 04/07/26 259,179
USD 58,675,477 EUR 48,802,688 State Street Bank and Trust 04/30/26 382,023
Total Appreciation $1,124,635
USD 25,301,414 AUD 37,751,810 BNY Capital Markets 02/02/26 $ (1,145,614)
USD 31,245,366 CAD 42,760,314 BNY Capital Markets 02/02/26 (331,870)
USD 4,074,397 EUR 3,498,262 Citigroup 02/02/26 (87,327)
USD 55,094,578 EUR 46,766,447 Citigroup 02/02/26 (541,348)
USD 4,598,890 DKK 29,274,713 RBC Dominion Securities 02/04/26 (65,021)
USD 8,396,611 JPY 1,309,239,123 RBC Dominion Securities 02/04/26 (91,291)
USD 2,450,892 NZD 4,219,325 RBC Dominion Securities 02/04/26 (101,259)
USD 57,151,491 EUR 48,534,818 State Street Bank and Trust 02/04/26 (590,732)
USD 577,635 NZD 1,016,063 Citigroup 02/05/26 (36,974)
USD 34,038,621 CAD 46,790,407 BNY Capital Markets 02/06/26 (518,829)
USD 58,230,744 EUR 49,778,214 RBC Dominion Securities 02/06/26 (995,976)
USD 21,025,227 GBP 15,612,823 RBC Dominion Securities 02/06/26 (399,416)
USD 23,520,706 GBP 17,429,937 BNY Capital Markets 02/09/26 (397,399)
USD 21,204,413 JPY 3,310,153,087 BNY Capital Markets 02/09/26 (264,147)
USD 57,649,764 EUR 49,151,650 State Street Bank and Trust 02/09/26 (839,194)
USD 63,109,373 EUR 53,934,440 State Street Bank and Trust 02/10/26 (1,073,786)
EUR 3,703,585 USD 4,438,391 BNY Capital Markets 02/11/26 (30,850)
USD 31,310,286 CAD 43,361,051 BNY Capital Markets 02/11/26 (720,729)
USD 20,742,619 GBP 15,431,129 Citigroup 02/11/26 (432,598)
USD 59,215,637 EUR 50,654,929 Citigroup 02/11/26 (1,067,489)
EUR 5,369,297 USD 6,398,613 BNY Capital Markets 02/12/26 (8,469)
USD 58,332,222 EUR 50,019,604 RBC Dominion Securities 02/12/26 (1,197,443)
USD 11,503,585 AUD 17,162,819 BNY Capital Markets 02/17/26 (519,590)

74
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 14,497,465 AUD 21,651,871 BNY Capital Markets 02/19/26 $ (670,412)
USD 2,324,403 NZD 4,041,464 Citigroup 02/19/26 (121,438)
USD 118,049 DKK 742,287 Citigroup 02/19/26 (305)
USD 6,102,876 DKK 39,135,435 Citigroup 02/19/26 (137,086)
USD 128,768 NZD 224,887 Citigroup 02/23/26 (7,349)
USD 23,737,290 AUD 35,119,322 Citigroup 02/23/26 (864,859)
USD 530,542 NZD 921,348 Citigroup 02/23/26 (27,123)
USD 5,336,287 NZD 9,098,885 RBC Dominion Securities 02/24/26 (171,194)
USD 20,243,698 AUD 29,500,320 Citigroup 02/27/26 (422,054)
USD 4,310,105 AUD 6,446,425 Citigroup 03/02/26 (205,767)
USD 4,179,186 AUD 6,239,655 RBC Dominion Securities 03/02/26 (191,838)
USD 5,331,426 EUR 4,526,074 BNY Capital Markets 03/03/26 (59,685)
USD 2,513,870 EUR 2,156,281 BNY Capital Markets 03/03/26 (54,526)
USD 6,386,057 EUR 5,475,270 RBC Dominion Securities 03/03/26 (135,663)
USD 9,596,951 AUD 13,829,882 RBC Dominion Securities 03/03/26 (91,192)
USD 3,164,295 EUR 2,714,031 RBC Dominion Securities 03/03/26 (68,450)
USD 4,711,787 EUR 4,000,000 State Street Bank and Trust 03/03/26 (52,705)
USD 2,513,832 EUR 2,156,281 State Street Bank and Trust 03/03/26 (54,564)
USD 7,394,629 AUD 10,563,228 BNY Capital Markets 03/04/26 (5,139)
USD 2,145,794 CAD 2,967,195 Citigroup 03/10/26 (48,484)
USD 29,930,586 CAD 41,230,415 Citigroup 03/10/26 (559,833)
USD 4,434,306 CAD 6,144,795 Citigroup 03/10/26 (109,849)
USD 800,246 CAD 1,106,832 State Street Bank and Trust 03/10/26 (18,270)
USD 33,541,107 CAD 46,431,297 Citigroup 03/17/26 (806,105)
USD 21,756,498 JPY 3,434,334,162 Citigroup 03/17/26 (583,990)
USD 3,287,826 EUR 2,758,359 RBC Dominion Securities 03/17/26 (156)
USD 57,102,314 EUR 48,886,519 RBC Dominion Securities 03/17/26 (1,170,744)
USD 5,709,955 CAD 7,925,158 State Street Bank and Trust 03/17/26 (152,622)
USD 1,273,215 NZD 2,203,569 Citigroup 03/23/26 (62,027)
USD 57,545,924 EUR 49,322,282 RBC Dominion Securities 03/23/26 (1,265,775)
USD 18,034,933 JPY 2,845,207,336 BNY Capital Markets 03/27/26 (489,711)
USD 60,120,544 EUR 51,227,942 Citigroup 03/27/26 (976,757)
USD 30,616,812 CAD 42,205,634 Citigroup 03/27/26 (618,357)
USD 11,726,801 CAD 16,024,838 BNY Capital Markets 03/30/26 (134,297)
USD 1,757,855 GBP 1,299,546 Citigroup 03/30/26 (25,317)
USD 973,861 GBP 709,815 Citigroup 03/30/26 (111)
USD 13,914,490 JPY 2,189,800,099 RBC Dominion Securities 03/30/26 (346,712)
USD 874,958 CAD 1,182,227 State Street Bank and Trust 03/30/26 (90)
USD 56,198,418 EUR 47,741,612 BNY Capital Markets 04/02/26 (759,484)
USD 8,839,480 EUR 7,599,034 RBC Dominion Securities 04/02/26 (226,511)
USD 8,839,979 EUR 7,599,035 State Street Bank and Trust 04/02/26 (226,013)
USD 29,706,734 CAD 40,604,828 RBC Dominion Securities 04/06/26 (357,028)
USD 31,660,845 CAD 42,760,314 RBC Dominion Securities 04/07/26 (223)
Total (Depreciation) $(23,737,166)
Total Appreciation (Depreciation) $(22,612,531)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $ — $ 204,153,641 $ — $ 204,153,641
Bonds
Australia ............................. — 186,947,909 — 186,947,909

75
Dimensional Global Core Plus Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Belgium ............................. $ — $ 32,954,529 $ — $ 32,954,529
Canada ............................. — 320,467,148 — 320,467,148
Denmark ............................ — 39,558,860 — 39,558,860
Finland .............................. — 25,848,722 — 25,848,722
France .............................. — 130,806,530 — 130,806,530
Germany ............................ — 80,181,203 — 80,181,203
Ireland .............................. — 2,644,596 — 2,644,596
Italy ................................ — 36,139,868 — 36,139,868
Japan ............................... — 152,212,151 — 152,212,151
Luxembourg .......................... — 17,667,475 — 17,667,475
Mexico .............................. — 3,187,332 — 3,187,332
Netherlands .......................... — 44,288,929 — 44,288,929
New Zealand ......................... — 12,857,809 — 12,857,809
Norway .............................. — 22,332,723 — 22,332,723
Singapore ............................ — 8,928,994 — 8,928,994
Spain ............................... — 30,752,290 — 30,752,290
Supranational ......................... — 60,464,789 — 60,464,789
Sweden ............................. — 30,434,495 — 30,434,495
Switzerland ........................... — 2,583,495 — 2,583,495
United Arab Emirates ................... — 1,603,275 — 1,603,275
United Kingdom ....................... — 64,602,319 — 64,602,319
United States ......................... — 837,522,828 — 837,522,828
U.S. Treasury Obligations ................. — 43,203,248 — 43,203,248
Securities Lending Collateral ............... — 66,625,746 — 66,625,746
Total Investments ........................ $— $2,458,970,904 $— $2,458,970,904
Financial Instruments
Assets
Forward Currency Contracts** .............. — 1,124,635 — 1,124,635
Liabilities
Forward Currency Contracts** .............. — (23,737,166) — (23,737,166)
Total Other Financial Instruments ........... $– $(22,612,531) $– $(22,612,531)
**
Valued at the unrealized appreciation (depreciation) on the investment.

76
Dimensional International Core Fixed Income ETF
(formerly, Dimensional Global ex US Core Fixed Income ETF)
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATION  — (0.0%)
Tennessee Valley Authority
5.625%, 06/07/32 ..... 220 $ 314,762
TOTAL AGENCY
OBLIGATION ............ 314,762
BONDS — (99.9%)
AUSTRALIA — (9.8%)
APA Infrastructure, Ltd.
3.500%, 03/22/30, MTN . GBP 100 131,141
2.000%, 07/15/30, MTN . EUR 500 566,616
1.250%, 03/15/33, MTN . EUR 1,556 1,587,610
2.500%, 03/15/36, MTN . GBP 290 301,397
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+1.20%, FRN,
4.839%, 11/04/27(*), MTN AUD 1,700 1,205,834
4.500%, 03/31/28, MTN . AUD 228 158,957
4.950%, 09/11/28, MTN . AUD 605 425,456
BBSW3M+0.96%, FRN,
4.605%, 02/05/29(*), MTN AUD 4,900 3,472,102
Australia Government Bond
1.750%, 11/21/32 ...... AUD 676 396,095
3.000%, 11/21/33 ...... AUD 2,114 1,321,878
BHP Billiton Finance, Ltd.
3.643%, 09/04/35, MTN . EUR 1,676 1,991,492
Commonwealth Bank of
Australia
BBSW3M+0.70%, FRN,
4.434%, 07/22/27(*), MTN AUD 1,800 1,266,046
BBSW3M+1.15%, FRN,
4.892%, 01/13/28(*), MTN AUD 1,400 992,392
BBSW3M+0.95%, FRN,
4.603%, 08/17/28(*), MTN AUD 2,200 1,557,485
4.900%, 08/17/28, MTN . AUD 1,700 1,194,436
Glencore Capital Finance DAC
1.250%, 03/01/33, MTN . EUR 400 409,058
Macquarie Bank, Ltd.
EUR003M+0.44%, FRN,
2.497%, 12/18/26(*), MTN EUR 1,000 1,192,012
3.202%, 09/17/29, MTN . EUR 2,030 2,449,725
Macquarie Group, Ltd.
4.747%, 01/23/30, MTN . EUR 150 190,040
National Australia Bank, Ltd.
BBSW3M+0.70%, FRN,
4.427%, 10/18/27(*), MTN AUD 3,700 2,601,651
BBSW3M+1.00%, FRN,
4.634%, 05/12/28(*), MTN AUD 5,700 4,032,347
BBSW3M+0.90%, FRN,
4.627%, 03/22/29(*), MTN AUD 6,600 4,661,867
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
New South Wales Treasury
Corp.
2.000%, 03/20/31 ...... AUD 394 $ 242,511
2.000%, 03/08/33 ...... AUD 1,200 692,225
4.250%, 02/20/36 ...... AUD 1,881 1,208,072
4.750%, 02/20/37 ...... AUD 2,300 1,521,227
3.500%, 11/20/37 ...... AUD 1,500 867,918
2.250%, 05/07/41 ...... AUD 11,000 4,974,178
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 3,100 2,166,102
Optus Finance Pty, Ltd.
2.500%, 07/01/30, MTN . AUD 600 372,299
Queensland Treasury Corp.
Ω 1.500%, 08/20/32 ...... AUD 570 323,128
Ω 1.750%, 07/20/34 ...... AUD 2,100 1,122,962
Ω 4.500%, 08/22/35 ...... AUD 15,800 10,381,102
Ω 5.000%, 03/10/36 ...... AUD 2,000 1,360,510
Ω 5.250%, 07/21/36 ...... AUD 911 629,560
Ω 5.000%, 07/21/37 ...... AUD 3,600 2,409,802
Ω 2.250%, 04/16/40 ...... AUD 9,110 4,194,512
Ω 2.250%, 11/20/41 ...... AUD 5,249 2,311,406
South Australian Government
Financing Authority
4.500%, 05/23/31 ...... AUD 5,600 3,884,163
1.750%, 05/24/32 ...... AUD 1,500 874,801
4.500%, 05/24/33 ...... AUD 3,000 2,038,915
1.750%, 05/24/34 ...... AUD 14,897 8,045,184
2.000%, 05/23/36 ...... AUD 5,400 2,775,376
4.750%, 05/24/38 ...... AUD 1,920 1,249,221
2.250%, 05/24/40 ...... AUD 5,600 2,594,332
Tasmanian Public Finance
Corp.
4.000%, 01/20/34, MTN . AUD 3,675 2,358,158
Treasury Corp. of Victoria
1.500%, 09/10/31, MTN . AUD 451 264,831
2.250%, 11/20/34 ...... AUD 1,980 1,092,707
2.000%, 09/17/35 ...... AUD 15,430 8,076,739
2.000%, 11/20/37, MTN . AUD 10,300 4,979,025
5.250%, 09/15/38, MTN . AUD 5,558 3,764,504
5.500%, 09/15/39 ...... AUD 11,696 8,030,661
Western Australian Treasury
Corp.
2.000%, 10/24/34 ...... AUD 1,000 547,774
Westpac Banking Corp.
BBSW3M+1.23%, FRN,
4.871%, 11/11/27(*), MTN AUD 1,200 851,420
EUR003M+0.48%, FRN,
2.500%, 01/14/28(*), MTN EUR 9,800 11,699,072

77
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+0.98%, FRN,
4.633%, 02/16/28(*), MTN AUD 500 $ 353,736
BBSW3M+0.88%, FRN,
4.535%, 05/14/29(*), MTN AUD 1,800 1,269,426
BBSW3M+0.85%, FRN,
4.578%, 09/19/29(*), MTN AUD 5,000 3,524,292
TOTAL AUSTRALIA ....... 135,157,488
AUSTRIA — (0.3%)
OMV AG
3.250%, 09/04/31, MTN . EUR 150 180,947
3.125%, 11/10/33, MTN . EUR 693 808,392
1.000%, 07/03/34, MTN . EUR 76 75,157
3.750%, 09/04/36, MTN . EUR 2,574 3,098,636
TOTAL AUSTRIA ......... 4,163,132
BELGIUM — (1.7%)
Anheuser-Busch InBev SA/NV
2.750%, 03/17/36, MTN . EUR 100 109,935
Belfius Bank SA
4.125%, 09/12/29, MTN . EUR 300 372,968
Euroclear Holding NV
1.500%, 04/11/30 ...... EUR 300 336,442
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 366 392,188
Ω 2.850%, 10/22/34 ...... EUR 2,806 3,261,126
Ω 5.000%, 03/28/35 ...... EUR 793 1,077,076
Ω 3.100%, 06/22/35 ...... EUR 10,000 11,751,629
Ω 1.900%, 06/22/38 ...... EUR 1,551 1,538,185
Ω 2.750%, 04/22/39 ...... EUR 1,776 1,918,982
Ω 0.400%, 06/22/40 ...... EUR 1,172 878,407
Ministeries Van de Vlaamse
Gemeenschap
3.375%, 06/22/35, MTN . EUR 400 474,033
3.250%, 06/22/37, MTN . EUR 1,400 1,605,092
TOTAL BELGIUM ........ 23,716,063
CANADA — (18.3%)
Alimentation Couche-Tard, Inc.
5.592%, 09/25/30 ...... CAD 152 121,500
Bell Telephone Co. of Canada
or Bell Canada
5.150%, 08/24/34 ...... CAD 6,000 4,686,482
Brookfield Corp.
5.950%, 06/14/35 ...... CAD 90 73,653
Canada Housing Trust No. 1
Ω 1.750%, 06/15/30 ...... CAD 1,500 1,052,321
Canadian Government Bond
3.000%, 04/01/26 ...... CAD 1,225 905,730
2.500%, 12/01/32 ...... CAD 2,082 1,474,305
5.750%, 06/01/33 ...... CAD 3,852 3,308,200
2.750%, 06/01/33 ...... CAD 1,529 1,094,582
3.250%, 06/01/35 ...... CAD 441 322,213
Canadian National Railway Co.
4.150%, 05/10/30 ...... CAD 395 301,357
Face
Amount^
Value
(000)
CANADA — (Continued)
4.400%, 05/10/33 ...... CAD 2,000 $ 1,529,077
CDP Financial, Inc.
4.200%, 12/02/30 ...... CAD 5,600 4,325,128
3.650%, 06/02/34 ...... CAD 1,298 956,694
3.650%, 06/02/35 ...... CAD 2,475 1,804,046
City of Montreal Canada
4.250%, 12/01/32 ...... CAD 800 615,920
4.250%, 09/01/33 ...... CAD 1,750 1,340,811
4.100%, 12/01/34 ...... CAD 3,000 2,252,077
3.900%, 09/01/35 ...... CAD 2,150 1,578,376
3.500%, 12/01/38 ...... CAD 2,377 1,609,160
CPPIB Capital, Inc.
3.950%, 06/02/32 ...... CAD 7,200 5,503,189
4.750%, 06/02/33 ...... CAD 10,800 8,631,307
4.300%, 06/02/34 ...... CAD 18,100 14,014,050
0.750%, 02/02/37, MTN . EUR 380 344,399
Enbridge, Inc.
2.990%, 10/03/29, MTN . CAD 272 198,749
4.240%, 08/27/42, MTN . CAD 250 168,525
4.570%, 03/11/44, MTN . CAD 1,000 695,506
Fairfax Financial Holdings, Ltd.
4.250%, 12/06/27 ...... CAD 152 114,073
3.950%, 03/03/31 ...... CAD 884 658,298
Federation des Caisses
Desjardins du Quebec
3.250%, 03/28/31, MTN . EUR 2,679 3,185,600
Fortis, Inc.
4.431%, 05/31/29 ...... CAD 300 229,251
5.677%, 11/08/33 ...... CAD 500 407,444
Hydro-Quebec
6.500%, 02/15/35 ...... CAD 1,900 1,687,291
6.000%, 02/15/40, MTN . CAD 1,600 1,390,380
Magna International, Inc.
4.375%, 03/17/32 ...... EUR 725 911,074
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 1,000 1,191,626
Ontario Teachers' Finance Trust
Ω 1.850%, 05/03/32 ...... EUR 300 334,536
1.850%, 05/03/32 ...... EUR 722 805,116
4.300%, 06/02/34 ...... CAD 1,626 1,251,101
Province of Alberta Canada
3.900%, 12/01/33, MTN . CAD 1,000 757,073
5.200%, 05/15/34, MTN . AUD 5,000 3,472,241
3.125%, 10/16/34 ...... EUR 100 118,811
3.375%, 04/02/35, MTN . EUR 5,000 6,015,532
3.950%, 06/01/35 ...... CAD 19,000 14,274,098
Province of British Columbia
Canada
1.550%, 06/18/31 ...... CAD 2,000 1,359,938
3.200%, 06/18/32 ...... CAD 700 513,497
3.550%, 06/18/33 ...... CAD 8,300 6,157,378
5.250%, 05/23/34, MTN . AUD 8,980 6,222,116
4.150%, 06/18/34 ...... CAD 16,900 12,945,913
4.000%, 06/18/35 ...... CAD 800 601,086

78
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
4.700%, 06/18/37 ...... CAD 4,000 $ 3,128,989
4.950%, 06/18/40 ...... CAD 4,900 3,881,716
Province of Manitoba Canada
3.800%, 06/02/33 ...... CAD 2,500 1,881,974
4.250%, 06/02/34 ...... CAD 11,800 9,091,006
4.850%, 08/28/34, MTN . AUD 4,233 2,820,596
3.700%, 06/02/35 ...... CAD 2,796 2,050,744
5.700%, 03/05/37 ...... CAD 6,000 5,069,837
4.600%, 03/05/38 ...... CAD 6,000 4,620,773
Province of Nova Scotia
Canada
3.850%, 06/01/35 ...... CAD 5,000 3,710,040
4.700%, 06/01/41 ...... CAD 844 644,061
Province of Ontario Canada
CAONINDX+0.41%, FRN,
2.678%, 11/19/30(*) .... CAD 1,925 1,426,844
4.050%, 02/02/32 ...... CAD 4,000 3,080,693
5.850%, 03/08/33 ...... CAD 600 508,800
3.650%, 06/02/33 ...... CAD 5,400 4,033,999
4.150%, 06/02/34 ...... CAD 9,500 7,290,618
3.800%, 12/02/34 ...... CAD 13,100 9,761,611
3.600%, 06/02/35 ...... CAD 9,072 6,619,549
4.700%, 06/02/37 ...... CAD 6,000 4,707,351
Province of Quebec Canada
1.900%, 09/01/30 ...... CAD 491 344,583
2.100%, 05/27/31 ...... CAD 5,000 3,501,126
1.500%, 09/01/31 ...... CAD 6,000 4,044,146
3.250%, 09/01/32 ...... CAD 3,000 2,197,977
3.600%, 09/01/33 ...... CAD 7,175 5,313,681
4.450%, 09/01/34 ...... CAD 3,175 2,473,248
3.250%, 05/22/35, MTN . EUR 4,300 5,126,471
5.100%, 06/04/35, MTN . AUD 2,500 1,691,110
4.000%, 09/01/35 ...... CAD 1,915 1,431,891
5.750%, 12/01/36 ...... CAD 400 339,392
5.000%, 12/01/38 ...... CAD 6,400 5,092,966
Province of Saskatchewan
Canada
3.300%, 05/08/34, MTN . EUR 800 965,329
PSP Capital, Inc.
4.400%, 12/02/30 ...... CAD 3,400 2,653,614
3.250%, 07/02/34, MTN . EUR 600 718,870
5.250%, 02/27/35, MTN . AUD 4,000 2,758,906
Rogers Communications, Inc.
6.110%, 08/25/40 ...... CAD 2,650 2,176,595
TELUS Corp.
5.600%, 09/09/30 ...... CAD 152 121,200
5.150%, 11/26/43 ...... CAD 2,350 1,745,489
4.850%, 04/05/44 ...... CAD 3,721 2,664,370
Toronto-Dominion Bank (The)
3.563%, 04/16/31, MTN . EUR 152 184,002
3.129%, 08/03/32, MTN . EUR 4,475 5,260,559
3.357%, 09/22/32, MTN . EUR 2,023 2,398,325
TransCanada PipeLines, Ltd.
5.277%, 07/15/30, MTN . CAD 228 179,745
Face
Amount^
Value
(000)
CANADA — (Continued)
5.330%, 05/12/32 ...... CAD 96 $ 76,170
4.550%, 11/15/41, MTN . CAD 2,550 1,790,282
TOTAL CANADA ......... 253,090,078
DENMARK — (1.7%)
Denmark Government Bond
2.250%, 11/15/33 ...... DKK 40,000 6,257,949
2.250%, 11/15/35 ...... DKK 2,111 323,670
DSV Finance BV
3.375%, 11/06/32, MTN . EUR 700 836,078
3.375%, 11/06/34, MTN . EUR 2,528 2,965,506
Novo Nordisk Finance
Netherlands BV
3.250%, 01/21/31, MTN . EUR 917 1,109,462
3.125%, 05/27/33, MTN . EUR 5,981 7,097,018
3.375%, 05/21/34, MTN . EUR 1,775 2,114,086
3.375%, 02/20/35, MTN . EUR 911 1,076,333
3.625%, 05/27/37, MTN . EUR 918 1,086,370
Nykredit Realkredit A/S
3.875%, 07/09/29, MTN . EUR 441 540,895
3.625%, 07/24/30, MTN . EUR 100 121,277
3.500%, 07/10/31, MTN . EUR 100 120,038
TOTAL DENMARK ....... 23,648,682
FINLAND — (1.0%)
Finland Government Bond
Ω Δ 0.000%, 09/15/30 ...... EUR 435 461,222
Kuntarahoitus OYJ
1.250%, 02/23/33, MTN . EUR 3,231 3,442,917
Nordea Bank Abp
3.625%, 03/15/34, MTN . EUR 1,212 1,462,276
OP Corporate Bank PLC
1.375%, 09/04/26, MTN . GBP 492 664,919
EUR003M+0.40%, FRN,
2.418%, 03/28/27(*) .... EUR 350 417,211
EUR003M+0.40%, FRN,
2.448%, 05/19/27(*) .... EUR 4,800 5,720,165
4.000%, 06/13/28, MTN . EUR 100 122,835
2.875%, 11/27/29, MTN . EUR 1,676 2,006,788
TOTAL FINLAND ......... 14,298,333
FRANCE — (7.2%)
Action Logement Services
3.125%, 09/28/37, MTN . EUR 200 223,122
Agence France Locale
3.000%, 08/20/32, MTN . EUR 3,900 4,596,671
3.125%, 03/20/33, MTN . EUR 500 588,227
3.125%, 03/20/34, MTN . EUR 300 350,073
Ayvens SA
3.875%, 07/16/29 ...... EUR 300 368,830
Banque Federative du Credit
Mutuel SA
2.625%, 11/06/29, MTN . EUR 400 469,870
4.375%, 05/02/30, MTN . EUR 500 624,117
0.625%, 02/21/31, MTN . EUR 200 209,627
3.250%, 10/17/31, MTN . EUR 400 476,025

79
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.750%, 11/10/31, MTN . EUR 2,700 $ 3,442,652
4.000%, 01/26/33, MTN . EUR 100 122,591
3.750%, 02/01/33, MTN . EUR 2,100 2,549,133
4.125%, 06/14/33, MTN . EUR 500 620,374
3.750%, 02/03/34, MTN . EUR 300 362,432
3.625%, 03/07/35, MTN . EUR 100 118,019
BNP Paribas SA
3.625%, 09/01/29, MTN . EUR 200 243,861
2.100%, 04/07/32, MTN . EUR 1,000 1,104,501
5.750%, 06/13/32, MTN . GBP 600 851,371
4.095%, 02/13/34, MTN . EUR 1,800 2,219,988
Bouygues SA
3.250%, 06/30/37 ...... EUR 700 795,782
5.375%, 06/30/42 ...... EUR 600 793,277
BPCE SA
3.875%, 01/11/29, MTN . EUR 1,300 1,592,635
0.750%, 03/03/31, MTN . EUR 1,000 1,052,498
2.375%, 04/26/32, MTN . EUR 200 225,585
4.000%, 11/29/32, MTN . EUR 3,500 4,332,368
4.500%, 01/13/33, MTN . EUR 2,900 3,641,351
3.875%, 01/25/36 ...... EUR 2,000 2,424,666
Caisse d'Amortissement de la
Dette Sociale
1.500%, 05/25/32, MTN . EUR 3,000 3,270,225
Cie Generale des
Etablissements Michelin SCA
3.375%, 05/16/36, MTN . EUR 800 934,848
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 100 117,228
Covivio SA
3.625%, 06/17/34, MTN . EUR 900 1,051,949
Credit Agricole SA
1.000%, 07/03/29, MTN . EUR 400 450,365
1.125%, 07/12/32, MTN . EUR 100 104,152
4.000%, 01/18/33, MTN . EUR 300 372,414
4.375%, 11/27/33, MTN . EUR 5,800 7,281,885
3.750%, 01/22/34, MTN . EUR 200 242,708
3.500%, 09/26/34 ...... EUR 200 235,912
3.750%, 05/27/35, MTN . EUR 2,400 2,861,336
4.125%, 02/26/36, MTN . EUR 400 488,874
Credit Mutuel Arkea SA
3.128%, 12/05/30, MTN . EUR 700 835,341
Electricite de France SA
6.125%, 06/02/34, MTN . GBP 250 357,222
4.750%, 10/12/34, MTN . EUR 800 1,026,573
4.625%, 01/25/43, MTN . EUR 100 118,989
Engie SA
4.250%, 09/06/34, MTN . EUR 1,100 1,370,676
1.375%, 06/21/39, MTN . EUR 200 171,424
4.500%, 09/06/42, MTN . EUR 200 240,170
4.250%, 03/06/44, MTN . EUR 500 580,640
French Republic Government
Bond OAT
Ω 2.500%, 05/25/30 ...... EUR 486 576,319
Face
Amount^
Value
(000)
FRANCE — (Continued)
Ω 3.200%, 05/25/35 ...... EUR 926 $ 1,087,303
Ω 1.250%, 05/25/38 ...... EUR 4,236 3,827,881
Ile-de-France Mobilites
1.000%, 05/25/34, MTN . EUR 200 196,447
3.700%, 06/14/38, MTN . EUR 2,500 2,915,295
3.400%, 05/25/43, MTN . EUR 200 215,349
JCDecaux SE
5.000%, 01/11/29 ...... EUR 400 503,230
1.625%, 02/07/30 ...... EUR 500 564,308
L'Oreal SA
3.375%, 01/19/36, MTN . EUR 1,100 1,300,249
LVMH Moet Hennessy Louis
Vuitton SE
3.250%, 09/07/29, MTN . EUR 200 243,164
3.000%, 03/07/32, MTN . EUR 5,000 5,942,839
3.500%, 09/07/33, MTN . EUR 3,500 4,248,525
Orange SA
8.125%, 11/20/28, MTN . GBP 50 75,651
5.625%, 01/23/34, MTN . GBP 100 143,258
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 1,184 1,428,430
3.875%, 09/30/30, MTN . EUR 1,981 2,417,047
4.125%, 04/04/31 ...... EUR 2,000 2,460,004
Region of Ile de France
3.200%, 05/25/34, MTN . EUR 200 234,689
3.650%, 05/25/35, MTN . EUR 100 120,655
SFIL
3.250%, 11/25/30, MTN . EUR 100 120,933
SNCF Reseau
5.000%, 10/10/33, MTN . EUR 85 112,375
5.250%, 01/31/35, MTN . GBP 580 807,398
Societe Generale SA
1.750%, 03/22/29, MTN . EUR 100 114,959
0.875%, 09/24/29, MTN . EUR 500 552,586
1.250%, 06/12/30 ...... EUR 100 110,355
6.250%, 06/22/33, MTN . GBP 700 1,031,556
Suez SACA
4.500%, 11/13/33, MTN . EUR 500 625,329
TotalEnergies Capital
International SA
1.375%, 10/04/29, MTN . EUR 300 340,873
1.491%, 09/04/30, MTN . EUR 300 335,836
3.075%, 07/01/31, MTN . EUR 100 119,044
1.535%, 05/31/39, MTN . EUR 100 88,903
1.618%, 05/18/40, MTN . EUR 400 349,727
UNEDIC ASSEO
3.375%, 11/25/33, MTN . EUR 5,000 6,017,282
Unibail-Rodamco-Westfield SE
4.125%, 12/11/30, MTN . EUR 1,500 1,867,089
1.875%, 01/15/31, MTN . EUR 200 223,296
3.875%, 09/11/34, MTN . EUR 100 119,323
Veolia Environnement SA
6.125%, 11/25/33, MTN . EUR 40 55,974
Wendel SE

80
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.500%, 06/19/30 ...... EUR 400 $ 498,970
3.750%, 08/11/33 ...... EUR 800 952,989
TOTAL FRANCE ......... 99,458,017
GERMANY — (4.4%)
Allianz Finance II BV
3.250%, 12/04/29, MTN . EUR 100 122,029
1.500%, 01/15/30, MTN . EUR 400 457,466
4.500%, 03/13/43 ...... GBP 3,500 4,230,284
BASF SE
4.500%, 03/08/35, MTN . EUR 800 1,022,553
Bayer AG
4.625%, 05/26/33, MTN . EUR 50 63,878
BMW Finance NV
3.750%, 11/20/34, MTN . EUR 243 293,811
3.625%, 05/22/35, MTN . EUR 407 487,026
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 310 373,991
Continental AG
3.625%, 11/30/27, MTN . EUR 60 72,738
Daimler Truck Finance Canada,
Inc.
2.460%, 12/15/26 ...... CAD 243 179,098
Deutsche Bank AG
1.625%, 01/20/27, MTN . EUR 100 118,242
Deutsche Boerse AG
1.500%, 04/04/32 ...... EUR 3,200 3,478,960
3.875%, 09/28/33 ...... EUR 8,600 10,622,502
Deutsche Telekom International
Finance BV
8.875%, 11/27/28, MTN . GBP 29 44,636
E.ON International Finance BV
6.375%, 06/07/32, MTN . GBP 855 1,267,223
5.875%, 10/30/37, MTN . GBP 1,400 1,940,937
6.750%, 01/27/39, MTN . GBP 250 370,305
E.ON SE
4.000%, 08/29/33, MTN . EUR 233 288,851
4.125%, 03/25/44, MTN . EUR 131 155,464
Fresenius SE & Co. KGaA
5.000%, 11/28/29, MTN . EUR 200 254,730
5.125%, 10/05/30, MTN . EUR 898 1,162,683
Heidelberg Materials AG
3.950%, 07/19/34 ...... EUR 1,224 1,502,839
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32, MTN . GBP 123 183,141
Mercedes-Benz Group AG
1.125%, 08/08/34, MTN . EUR 300 299,142
Siemens
Financieringsmaatschappij NV
3.000%, 11/22/28, MTN . EUR 400 483,156
3.125%, 05/22/32, MTN . EUR 500 600,237
3.125%, 05/27/33, MTN . EUR 6,900 8,233,957
3.000%, 09/08/33, MTN . EUR 3,300 3,892,858
3.625%, 05/27/36, MTN . EUR 1,100 1,325,337
Face
Amount^
Value
(000)
GERMANY — (Continued)
3.375%, 02/22/37 ...... EUR 6,900 $ 8,075,118
Sudzucker International Finance
BV
4.125%, 01/29/32 ...... EUR 382 460,794
T-Mobile USA, Inc.
3.850%, 05/08/36 ...... EUR 200 239,605
Traton Finance Luxembourg SA
5.625%, 01/16/29, MTN . GBP 600 841,427
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 900 1,131,543
Volkswagen Financial Services
AG
0.375%, 02/12/30, MTN . EUR 406 436,040
3.875%, 09/10/30 ...... EUR 1,174 1,443,347
3.875%, 11/19/31 ...... EUR 400 486,255
Volkswagen International
Finance NV
1.250%, 09/23/32, MTN . EUR 700 722,690
4.125%, 09/02/35, MTN . EUR 1,100 1,327,537
Volkswagen Leasing GmbH
4.000%, 04/11/31, MTN . EUR 100 123,530
4.750%, 09/25/31, MTN . EUR 838 1,070,949
Vonovia SE
4.250%, 04/10/34, MTN . EUR 400 489,695
TOTAL GERMANY ....... 60,376,604
HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875%, 05/11/29 ...... GBP 75 107,086
TOTAL HONG KONG ..... 107,086
IRELAND — (0.1%)
ESB Finance DAC
4.250%, 03/03/36, MTN . EUR 900 1,123,867
Ireland Government Bond
0.200%, 10/18/30 ...... EUR 254 272,194
TOTAL IRELAND ......... 1,396,061
ITALY — (2.8%)
Autostrade per l'Italia SpA
2.250%, 01/25/32, MTN . EUR 3,250 3,617,053
Enel SpA
5.750%, 06/22/37, MTN . GBP 400 551,298
Eni SpA
4.250%, 05/19/33, MTN . EUR 2,156 2,697,921
3.875%, 01/15/34, MTN . EUR 1,641 1,999,114
Intesa Sanpaolo SpA
5.125%, 08/29/31, MTN . EUR 374 488,444
5.625%, 03/08/33, MTN . EUR 487 658,437
6.625%, 05/31/33, MTN . GBP 3,940 5,930,449
2.625%, 03/11/36, MTN . GBP 1,966 2,093,176
Italy Buoni Poliennali Del
Tesoro
4.350%, 11/01/33 ...... EUR 512 659,354
Ω 3.350%, 03/01/35 ...... EUR 1,203 1,438,093
Ω 3.250%, 03/01/38 ...... EUR 3,333 3,821,959

81
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
ITALY — (Continued)
Ω 3.100%, 03/01/40 ...... EUR 1,244 $ 1,371,579
Snam SpA
3.250%, 07/01/32, MTN . EUR 5,000 5,935,220
1.000%, 09/12/34, MTN . EUR 2,300 2,222,896
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,889 3,546,759
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 913 1,101,144
TOTAL ITALY ........... 38,132,896
JAPAN — (15.6%)
American Honda Finance Corp.
3.300%, 03/21/29, MTN . EUR 100 120,739
3.650%, 04/23/31, MTN . EUR 1,033 1,252,833
3.500%, 06/27/31 ...... EUR 1,500 1,805,941
3.950%, 03/19/32, MTN . EUR 7,905 9,678,016
East Japan Railway Co.
1.104%, 09/15/39, MTN . EUR 501 420,500
Japan Government Five Year
Bond
0.400%, 12/20/28 ...... JPY 1,715,050 10,816,733
Japan Government Ten Year
Bond
0.100%, 12/20/27 ...... JPY 1,580,400 10,036,247
0.600%, 12/20/33 ...... JPY 2,875,750 16,756,566
Japan Government Thirty Year
Bond
2.800%, 09/20/29 ...... JPY 480,000 3,254,734
2.900%, 11/20/30 ...... JPY 450,000 3,085,618
2.400%, 11/20/31 ...... JPY 651,200 4,371,897
1.400%, 12/20/32 ...... JPY 1,035,950 6,512,866
2.500%, 06/20/36 ...... JPY 4,456,100 29,443,884
Japan Government Twenty Year
Bond
2.100%, 03/20/30 ...... JPY 500,000 3,310,936
1.900%, 03/20/31 ...... JPY 1,064,550 6,976,163
1.700%, 06/20/32 ...... JPY 723,950 4,660,809
1.400%, 09/20/34 ...... JPY 1,894,600 11,625,274
0.600%, 12/20/37 ...... JPY 1,661,400 8,696,879
0.400%, 09/20/40 ...... JPY 6,093,800 28,183,726
0.900%, 06/20/42 ...... JPY 1,922,150 9,156,566
1.600%, 03/20/44 ...... JPY 3,627,900 18,735,919
JT International Financial
Services BV
2.750%, 09/28/33, MTN . GBP 100 116,878
3.625%, 04/11/34, MTN . EUR 1,825 2,153,713
Mitsubishi UFJ Financial Group,
Inc.
3.556%, 06/15/32, MTN . EUR 200 241,236
Mizuho Financial Group, Inc.
0.797%, 04/15/30, MTN . EUR 266 289,696
2.096%, 04/08/32, MTN . EUR 473 525,739
4.029%, 09/05/32, MTN . EUR 1,015 1,257,529
4.416%, 05/20/33, MTN . EUR 3,211 4,048,767
3.767%, 08/27/34, MTN . EUR 1,183 1,428,192
Face
Amount^
Value
(000)
JAPAN — (Continued)
NTT Finance Corp.
Ω 3.678%, 07/16/33 ...... EUR 6,211 $ 7,490,878
3.678%, 07/16/33 ...... EUR 3,013 3,633,878
Ω 4.091%, 07/16/37 ...... EUR 725 878,372
ORIX Corp.
3.447%, 10/22/31, MTN . EUR 2,301 2,770,386
Sumitomo Mitsui Financial
Group, Inc.
0.632%, 10/23/29, MTN . EUR 194 213,181
4.492%, 06/12/30, MTN . EUR 100 126,948
3.318%, 10/07/31, MTN . EUR 300 360,779
3.573%, 05/28/32, MTN . EUR 305 367,563
Toyota Motor Credit Corp.
3.625%, 07/15/31, MTN . EUR 100 122,565
TOTAL JAPAN ........... 214,929,146
LUXEMBOURG — (1.0%)
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 100 120,493
Eurofins Scientific SE
4.750%, 09/06/30 ...... EUR 100 126,475
3.875%, 02/05/33 ...... EUR 2,532 3,038,165
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 2,700 3,473,617
4.375%, 04/25/34 ...... EUR 2,100 2,578,429
4.375%, 05/19/35 ...... EUR 500 613,314
2.250%, 12/19/39 ...... EUR 1,200 1,115,544
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 2,004 2,229,042
3.750%, 01/16/32, MTN . EUR 775 931,657
TOTAL LUXEMBOURG .... 14,226,736
NETHERLANDS — (2.7%)
ABN AMRO Bank NV
5.250%, 05/26/26, MTN . GBP 1,100 1,514,690
EUR003M+0.35%, FRN,
2.397%, 02/25/27(*) .... EUR 2,000 2,381,665
4.750%, 10/24/29, MTN . GBP 100 139,040
3.125%, 01/21/30, MTN . EUR 1,100 1,329,804
4.250%, 02/21/30, MTN . EUR 200 249,544
BBSW3M+0.90%, FRN,
4.568%, 08/27/30(*), MTN AUD 5,000 3,501,243
3.000%, 02/25/31, MTN . EUR 400 477,530
3.000%, 10/01/31 ...... EUR 4,000 4,769,638
3.000%, 09/22/32, MTN . EUR 3,200 3,768,065
4.500%, 11/21/34 ...... EUR 600 763,848
BNG Bank NV
0.125%, 04/19/33, MTN . EUR 1,600 1,566,510
5.000%, 03/13/34, MTN . AUD 386 265,834
3.500%, 09/27/38, MTN . EUR 400 478,848
Cooperatieve Rabobank UA
3.125%, 09/15/26 ...... CHF 225 297,701
BBSW3M+1.18%, FRN,
4.907%, 01/19/28(*), MTN AUD 700 496,598
BBSW3M+0.75%, FRN,
4.406%, 05/26/28(*), MTN AUD 3,100 2,183,953

82
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
BBSW3M+1.03%, FRN,
4.686%, 02/26/29(*), MTN AUD 1,500 $ 1,063,634
4.000%, 01/10/30, MTN . EUR 200 247,665
3.822%, 07/26/34, MTN . EUR 200 243,115
5.250%, 05/23/41, MTN . GBP 1,467 1,959,098
CTP NV
1.500%, 09/27/31, MTN . EUR 325 346,001
Enexis Holding NV
0.750%, 07/02/31, MTN . EUR 375 396,064
0.625%, 06/17/32, MTN . EUR 1,475 1,504,738
3.250%, 04/09/33, MTN . EUR 3,271 3,889,766
3.625%, 06/12/34, MTN . EUR 350 424,326
Koninklijke KPN NV
3.875%, 02/16/36, MTN . EUR 1,400 1,683,345
Koninklijke Philips NV
4.250%, 09/08/31, MTN . EUR 788 985,134
Nederlandse Waterschapsbank
NV
0.00 0%, 02/16/37, MTN . EUR 400 333,007
Netherlands Government Bond
Ω Δ 0.000%, 07/15/30 ...... EUR 242 258,962
TOTAL NETHERLANDS ... 37,519,366
NEW ZEALAND — (1.3%)
New Zealand Government Bond
2.000%, 05/15/32 ...... NZD 1,405 746,376
3.500%, 04/14/33 ...... NZD 10,753 6,172,390
4.250%, 05/15/34 ...... NZD 6,130 3,658,683
2.750%, 04/15/37 ...... NZD 13,885 6,970,718
TOTAL NEW ZEALAND .... 17,548,167
NORWAY — (1.1%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 7,674 9,305,448
Equinor ASA
1.375%, 05/22/32, MTN . EUR 2,584 2,760,709
1.625%, 02/17/35, MTN . EUR 713 723,009
4.250%, 04/10/41, MTN . GBP 325 384,834
Kommunalbanken A/S
5.250%, 04/18/34, MTN . AUD 3,000 2,083,996
SpareBank 1 SMN
3.500%, 05/23/29, MTN . EUR 400 487,130
TOTAL NORWAY ........ 15,745,126
SINGAPORE — (0.6%)
Temasek Financial I, Ltd.
3.500%, 02/15/33, MTN . EUR 6,655 8,107,146
TOTAL SINGAPORE ...... 8,107,146
SPAIN — (1.8%)
Abertis France SAS
1.625%, 09/18/29, MTN . EUR 1,900 2,159,581
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 2,200 2,793,704
Adif Alta Velocidad
3.900%, 04/30/33, MTN . EUR 500 618,801
Face
Amount^
Value
(000)
SPAIN — (Continued)
3.650%, 04/30/34 ...... EUR 1,300 $ 1,573,665
Banco Bilbao Vizcaya
Argentaria SA
3.875%, 01/15/34, MTN . EUR 200 246,881
Banco Santander SA
1.750%, 02/17/27, MTN . GBP 100 133,821
5.500%, 06/11/29, MTN . GBP 300 424,258
4.250%, 06/12/30, MTN . EUR 200 250,413
4.875%, 10/18/31, MTN . EUR 900 1,161,051
3.500%, 10/02/32, MTN . EUR 1,800 2,156,329
3.750%, 01/09/34, MTN . EUR 800 974,376
3.500%, 02/17/35, MTN . EUR 700 826,723
CaixaBank SA
4.250%, 09/06/30, MTN . EUR 300 376,858
4.375%, 11/29/33, MTN . EUR 1,100 1,404,228
Criteria Caixa SA
3.250%, 02/25/31, MTN . EUR 100 118,927
Merlin Properties Socimi SA
3.500%, 09/04/33, MTN . EUR 700 820,249
1.875%, 12/04/34 ...... EUR 1,600 1,622,680
Naturgy Finance Iberia SA
3.625%, 10/02/34, MTN . EUR 700 824,754
Spain Government Bond
Ω 4.200%, 01/31/37 ...... EUR 64 82,074
Ω 0.850%, 07/30/37 ...... EUR 1,831 1,651,453
Telefonica Emisiones SA
3.698%, 01/24/32, MTN . EUR 600 727,092
3.724%, 01/23/34 ...... EUR 800 947,407
4.055%, 01/24/36, MTN . EUR 1,800 2,137,818
Telefonica Europe BV
5.875%, 02/14/33, MTN . EUR 31 42,566
TOTAL SPAIN ........... 24,075,709
SUPRANATIONAL — (0.9%)
European Financial Stability
Facility
3.375%, 08/30/38, MTN . EUR 354 424,056
European Investment Bank
5.625%, 06/07/32 ...... GBP 124 183,569
3.875%, 06/08/37, MTN . GBP 200 253,345
European Union
3.250%, 07/04/34 ...... EUR 210 254,907
3.375%, 10/04/39, MTN . EUR 3,622 4,244,244
Inter-American Development
Bank
5.000%, 07/20/30, MTN . GBP 175 249,269
4.375%, 08/18/32, MTN . GBP 3,900 5,377,370
International Finance Corp.
1.250%, 02/06/31, MTN . AUD 2,876 1,696,446
1.500%, 04/15/35, MTN . AUD 600 304,075
TOTAL SUPRANATIONAL . 12,987,281
SWEDEN — (0.4%)
Castellum Helsinki Finance
Holding Abp
0.875%, 09/17/29, MTN . EUR 150 169,010

83
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
SWEDEN — (Continued)
Electrolux AB
2.500%, 05/18/30, MTN . EUR 1,160 $ 1,338,983
Investor AB
0.375%, 10/29/35, MTN . EUR 601 531,280
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.430%, 05/03/27(*) .... EUR 760 906,115
3.000%, 02/10/32, MTN . EUR 100 118,725
Svenska Handelsbanken AB
3.875%, 05/10/27, MTN . EUR 100 121,193
0.050%, 09/06/28, MTN . EUR 825 922,056
3.250%, 08/27/31 ...... EUR 100 119,812
3.750%, 02/15/34 ...... EUR 150 183,037
Swedbank AB
4.125%, 11/13/28, MTN . EUR 300 371,755
TOTAL SWEDEN ......... 4,781,966
SWITZERLAND — (0.1%)
Sandoz Finance BV
4.000%, 03/26/35 ...... EUR 125 151,882
UBS Group AG
0.875%, 11/03/31 ...... EUR 300 313,761
0.625%, 02/24/33 ...... EUR 1,203 1,181,600
TOTAL SWITZERLAND .... 1,647,243
UNITED KINGDOM — (7.7%)
Barclays PLC
3.250%, 02/12/27, MTN . GBP 589 800,476
3.250%, 01/17/33, MTN . GBP 3,112 3,776,963
BAT International Finance PLC
2.250%, 01/16/30, MTN . EUR 361 416,111
4.125%, 04/12/32, MTN . EUR 100 122,950
6.000%, 11/24/34, MTN . GBP 1,013 1,453,001
British Telecommunications
PLC
3.125%, 02/11/32, MTN . EUR 100 117,659
4.250%, 01/06/33, MTN . EUR 378 470,965
5.750%, 02/13/41, MTN . GBP 2,097 2,798,952
5.625%, 12/03/41, MTN . GBP 350 459,540
Cadent Finance PLC
0.750%, 03/11/32, MTN . EUR 750 764,720
5.750%, 03/14/34, MTN . GBP 348 488,613
2.250%, 10/10/35, MTN . GBP 200 207,976
5.625%, 01/11/36 ...... GBP 224 306,433
3.125%, 03/21/40, MTN . GBP 468 466,492
CK Hutchison Europe Finance
21, Ltd.
1.000%, 11/02/33 ...... EUR 241 240,043
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 1,120 1,213,724
Diageo Finance PLC
2.750%, 06/08/38 ...... GBP 1,900 1,981,413
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 7,683 9,065,403
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC
4.250%, 11/22/27, MTN . AUD 220 $ 152,213
LSEG Netherlands BV
3.000%, 11/06/31 ...... EUR 685 806,905
Motability Operations Group
PLC
3.625%, 01/22/33, MTN . EUR 983 1,173,896
3.625%, 03/10/36, MTN . GBP 943 1,113,000
2.375%, 07/03/39, MTN . GBP 2,526 2,383,068
1.500%, 01/20/41, MTN . GBP 830 647,082
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 200 248,528
5.500%, 02/04/34, MTN . GBP 898 1,253,846
5.750%, 04/05/35 ...... GBP 570 798,992
National Grid North America,
Inc.
3.631%, 09/03/31, MTN . EUR 400 485,697
4.668%, 09/12/33, MTN . EUR 1,243 1,582,669
3.724%, 11/25/34, MTN . EUR 171 203,224
4.061%, 09/03/36, MTN . EUR 350 420,489
National Grid PLC
0.750%, 09/01/33, MTN . EUR 544 528,260
3.245%, 03/30/34, MTN . EUR 772 893,670
4.275%, 01/16/35, MTN . EUR 215 266,284
Nationwide Building Society
5.350%, 03/15/28, MTN . AUD 1,200 845,561
NatWest Markets PLC
1.375%, 03/02/27, MTN . EUR 217 255,752
3.125%, 01/10/30, MTN . EUR 100 120,122
Reckitt Benckiser Treasury
Services PLC
5.000%, 12/20/32 ...... GBP 5,000 6,967,218
Segro PLC
3.500%, 09/24/32, MTN . EUR 4,149 4,936,733
5.750%, 06/20/35 ...... GBP 1,400 1,997,267
Southern Gas Networks PLC
4.875%, 03/21/29, MTN . GBP 60 83,876
3.500%, 10/16/30, MTN . EUR 1,079 1,299,219
6.625%, 03/14/35, MTN . GBP 1,400 2,065,645
3.100%, 09/15/36, MTN . GBP 300 326,764
6.250%, 05/07/39, MTN . GBP 524 727,977
6.375%, 05/15/40, MTN . GBP 282 395,564
Standard Chartered PLC
4.375%, 01/18/38, MTN . GBP 6,050 7,487,782
Tesco Corporate Treasury
Services PLC
5.500%, 02/27/35, MTN . GBP 932 1,283,376
U.K. Gilt
0.875%, 07/31/33 ...... GBP 8,781 9,423,252
4.500%, 03/07/35 ...... GBP 12,721 17,421,570
1.125%, 01/31/39 ...... GBP 3,637 3,222,508
4.375%, 01/31/40 ...... GBP 167 216,381
United Kingdom Gilt
0.625%, 07/31/35 ...... GBP 2,349 2,264,014

84
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Vodafone Group PLC
2.875%, 11/20/37, MTN . EUR 900 $ 963,529
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 4,872 5,786,861
TOTAL UNITED KINGDOM . 106,200,228
UNITED STATES — (19.4%)
3M Co.
1.750%, 05/15/30, MTN . EUR 232 262,749
Air Products and Chemicals,
Inc.
4.000%, 03/03/35 ...... EUR 975 1,191,867
Alphabet, Inc.
3.000%, 05/06/33 ...... EUR 16,551 19,454,244
3.375%, 05/06/37 ...... EUR 1,939 2,246,260
Altria Group, Inc.
3.125%, 06/15/31 ...... EUR 2,676 3,158,941
American Tower Corp.
4.625%, 05/16/31 ...... EUR 527 669,319
4.100%, 05/16/34, MTN . EUR 1,150 1,400,720
Apple, Inc.
3.050%, 07/31/29 ...... GBP 800 1,064,937
AT&T, Inc.
4.300%, 11/18/34 ...... EUR 114 141,659
2.600%, 05/19/38 ...... EUR 486 499,723
7.000%, 04/30/40, MTN . GBP 950 1,425,168
4.250%, 06/01/43 ...... GBP 587 641,854
4.875%, 06/01/44 ...... GBP 406 475,564
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 ...... EUR 3,884 4,194,175
2.375%, 06/19/39 ...... GBP 11,337 10,997,083
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 6,267 7,628,372
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 200 253,619
4.750%, 11/15/34 ...... EUR 641 824,953
3.750%, 11/21/37 ...... EUR 306 356,778
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 5,348 6,671,900
Capital One Financial Corp.
1.650%, 06/12/29 ...... EUR 1,335 1,513,150
Citigroup, Inc.
1.750%, 10/23/26 ...... GBP 1,025 1,383,689
6.800%, 06/25/38, MTN . GBP 4,282 6,585,216
Coca-Cola Co. (The)
1.625%, 03/09/35 ...... EUR 261 267,430
Colgate-Palmolive Co.
1.375%, 03/06/34, MTN . EUR 1,845 1,906,373
Comcast Corp.
3.550%, 09/26/36 ...... EUR 100 116,575
5.250%, 09/26/40 ...... GBP 626 804,886
CRH SMW Finance DAC
4.250%, 07/11/35, MTN . EUR 1,250 1,551,972
Digital Dutch Finco BV
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.875%, 09/13/33 ...... EUR 2,042 $ 2,437,329
3.875%, 07/15/34 ...... 1,488 1,753,426
3.875%, 03/15/35 ...... EUR 2,702 3,167,144
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 170 174,805
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 337 408,552
3.850%, 06/15/34 ...... EUR 1,270 1,513,704
Equinix Europe 2 Financing
Corp. LLC
3.650%, 09/03/33 ...... EUR 375 443,482
4.000%, 05/19/34 ...... EUR 272 326,243
3.625%, 11/22/34 ...... EUR 957 1,107,107
Equinix, Inc.
1.000%, 03/15/33 ...... EUR 700 700,016
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 530 631,574
Exxon Mobil Corp.
0.524%, 06/26/28 ...... EUR 439 499,492
0.835%, 06/26/32 ...... EUR 6,203 6,405,804
1.408%, 06/26/39 ...... EUR 9,481 8,296,541
FedEx Corp.
0.950%, 05/04/33 ...... EUR 200 196,819
4.125%, 07/30/37 ...... EUR 1,125 1,336,975
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 700 868,910
GE Capital UK Funding
Unlimited Co.
5.875%, 01/18/33, MTN . GBP 146 212,271
General Electric Co.
4.125%, 09/19/35, MTN . EUR 92 114,419
General Mills, Inc.
3.850%, 04/23/34 ...... EUR 498 601,215
General Motors Financial Co.,
Inc.
4.000%, 07/10/30, MTN . EUR 250 308,198
3.700%, 07/14/31, MTN . EUR 1,270 1,539,538
GlaxoSmithKline Capital PLC
5.250%, 12/19/33, MTN . GBP 75 107,237
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 5,914 7,382,673
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 254 289,464
0.875%, 05/09/29, MTN . EUR 435 486,981
0.750%, 03/23/32, MTN . EUR 235 240,807
1.000%, 03/18/33, MTN . EUR 366 371,106
Haleon UK Capital PLC
3.375%, 03/29/38, MTN . GBP 150 167,858
Honeywell International, Inc.
3.750%, 05/17/32 ...... EUR 500 608,537
4.125%, 11/02/34 ...... EUR 1,801 2,228,068
3.750%, 03/01/36 ...... EUR 781 927,055
International Business Machines
Corp.

85
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.150%, 02/10/33 ...... EUR 1,873 $ 2,200,394
4.000%, 02/06/43 ...... EUR 343 394,893
Jefferies Financial Group, Inc.
4.000%, 04/16/29, MTN . EUR 100 122,581
Johnson Controls International
PLC
4.250%, 05/23/35 ...... EUR 1,100 1,376,563
Liberty Mutual Group, Inc.
Ω 4.625%, 12/02/30 ...... EUR 100 126,118
4.625%, 12/02/30 ...... EUR 200 252,236
Mastercard, Inc.
1.000%, 02/22/29 ...... EUR 100 113,554
McDonald's Corp.
5.875%, 04/23/32, MTN . GBP 190 279,024
0.875%, 10/04/33, MTN . EUR 1,300 1,291,787
Medtronic Global Holdings SCA
2.250%, 03/07/39 ...... EUR 900 893,012
1.500%, 07/02/39 ...... EUR 1,625 1,456,185
Nasdaq, Inc.
0.900%, 07/30/33 ...... EUR 1,855 1,840,206
Nestle Capital Corp.
4.750%, 03/22/36 ...... GBP 2,024 2,720,331
Nestle Finance International,
Ltd.
2.875%, 01/14/32, MTN . EUR 3,405 4,046,710
0.625%, 02/14/34, MTN . EUR 163 159,746
3.375%, 11/15/34, MTN . EUR 444 534,936
1.500%, 03/29/35, MTN . EUR 1,310 1,334,127
3.750%, 11/14/35 ...... EUR 3,926 4,781,326
3.250%, 01/23/37, MTN . EUR 2,699 3,112,646
1.750%, 11/02/37, MTN . EUR 606 590,877
5.125%, 12/07/38, MTN . GBP 5,333 7,246,081
Nestle Holdings, Inc.
5.125%, 09/21/32 ...... GBP 470 670,800
NIBC Bank NV
3.500%, 06/05/30, MTN . EUR 400 483,807
PepsiCo, Inc.
3.550%, 07/22/34 ...... GBP 300 381,362
Philip Morris International, Inc.
0.800%, 08/01/31 ...... EUR 296 310,248
3.250%, 06/06/32 ...... EUR 4,422 5,240,371
2.000%, 05/09/36 ...... EUR 100 100,201
1.875%, 11/06/37 ...... EUR 300 284,708
1.450%, 08/01/39 ...... EUR 1,560 1,336,987
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 4,721 5,566,127
Prologis Euro Finance LLC
0.625%, 09/10/31 ...... EUR 1,025 1,058,313
4.625%, 05/23/33 ...... EUR 1,329 1,689,273
1.000%, 02/06/35 ...... EUR 911 860,328
Public Storage Operating Co.
0.875%, 01/24/32 ...... EUR 451 468,317
3.500%, 01/20/34 ...... EUR 681 802,603
Realty Income Corp.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.375%, 06/20/31 ...... EUR 1,129 $ 1,350,216
5.125%, 07/06/34 ...... EUR 5,118 6,674,608
3.875%, 06/20/35 ...... EUR 2,300 2,726,322
6.000%, 12/05/39 ...... GBP 531 737,075
5.250%, 09/04/41 ...... GBP 1,108 1,413,896
Sanofi SA
EUR003M+0.30%, FRN,
2.388%, 03/11/27(*) .... EUR 3,000 3,574,576
0.875%, 03/21/29, MTN . EUR 300 339,944
1.500%, 04/01/30, MTN . EUR 900 1,025,141
2.750%, 03/11/31, MTN . EUR 1,600 1,896,822
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 3,478 3,594,846
1.875%, 04/07/32, MTN . EUR 6,453 7,151,183
1.250%, 11/11/32, MTN . EUR 440 463,250
Timken Co. (The)
4.125%, 05/23/34 ...... EUR 6,515 7,875,306
Verizon Communications, Inc.
3.250%, 10/29/32 ...... EUR 100 117,922
1.300%, 05/18/33 ...... EUR 1,450 1,485,233
4.750%, 02/17/34, MTN . GBP 742 986,980
4.750%, 10/31/34 ...... EUR 100 128,669
1.125%, 09/19/35 ...... EUR 350 329,684
3.750%, 02/28/36, MTN . EUR 614 728,510
3.375%, 10/27/36 ...... GBP 3,998 4,519,907
2.875%, 01/15/38 ...... EUR 557 594,700
1.875%, 11/03/38 ...... GBP 408 367,240
Visa, Inc.
2.000%, 06/15/29 ...... EUR 1,145 1,340,477
3.125%, 05/15/33 ...... EUR 7,835 9,291,257
2.375%, 06/15/34 ...... EUR 10,541 11,798,282
W.P. Carey, Inc.
4.250%, 07/23/32 ...... EUR 150 184,541
Walmart, Inc.
5.625%, 03/27/34 ...... GBP 4,526 6,621,033
5.250%, 09/28/35 ...... GBP 7,132 10,141,450
4.875%, 01/19/39 ...... GBP 461 617,697
Wells Fargo & Co.
0.625%, 08/14/30 ...... EUR 767 823,433
4.625%, 11/02/35 ...... GBP 348 456,494

86
Dimensional International Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Welltower OP LLC
4.500%, 12/01/34 ...... GBP 1,021 $ 1,328,445
TOTAL UNITED STATES .. 268,354,443
TOTAL BONDS .......... 1,379,666,997
U.S. TREASURY
OBLIGATIONS  — (0.1%)
U.S. Treasury Notes
USBMMY3M + 0.21%,
FRN, 3.818% 10/31/26(*) 1,800 1,801,862
TOTAL U.S. TREASURY
OBLIGATIONS ........... 1,801,862
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $1,347,204,381) ..... 1,381,783,621
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,347,204,381) ..... $ 1,381,783,621
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $68,009,645 which represented 4.8% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of January 31, 2026.
Δ Zero Coupon Security
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CHF Swiss Franc
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
DKK Danish Krone
EUR Euro
EUR003M 3 Month Euribor interest rate
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars

87
Dimensional International Core Fixed Income ETF
continued
As of January 31, 2026, Dimensional International Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
GBP 4,179,112 USD 5,655,960 Citigroup 02/02/26 $ 78,828
JPY 838,268,925 USD 5,363,977 BNY Capital Markets 02/05/26 71,022
JPY 439,504,758 USD 2,782,627 BNY Capital Markets 02/05/26 66,945
NZD 299,689 USD 173,655 Citigroup 02/05/26 7,625
GBP 681,254 USD 914,622 Citigroup 02/10/26 20,223
EUR 6,712,246 USD 7,974,049 RBC Dominion Securities 02/11/26 14,022
NZD 306,436 USD 183,689 Citigroup 02/24/26 1,794
GBP 1,196,369 USD 1,636,304 BNY Capital Markets 02/25/26 5,381
GBP 7,556,146 USD 10,333,812 Citigroup 02/25/26 34,903
USD 17,234,442 AUD 24,461,197 RBC Dominion Securities 03/04/26 98,848
CAD 6,255,794 USD 4,623,202 Citigroup 03/10/26 3,037
CAD 3,198,349 USD 2,336,368 Citigroup 03/10/26 28,851
USD 3,447,027 EUR 2,890,831 RBC Dominion Securities 03/23/26 11
USD 3,422,194 CAD 4,623,477 BNY Capital Markets 03/27/26 493
USD 68,028,476 EUR 56,765,611 BNY Capital Markets 04/07/26 288,669
USD 23,606,748 GBP 17,114,080 Citigroup 04/07/26 123,976
USD 6,275,244 DKK 39,068,350 RBC Dominion Securities 04/07/26 27,984
USD 67,985,035 EUR 56,549,062 BNY Capital Markets 04/30/26 438,753
Total Appreciation $1,311,365
USD 28,739,762 GBP 21,293,192 BNY Capital Markets 02/02/26 $ (479,828)
USD 26,134,407 CAD 35,765,799 BNY Capital Markets 02/02/26 (277,585)
USD 66,867,108 EUR 56,765,611 BNY Capital Markets 02/02/26 (664,371)
USD 6,164,454 DKK 39,068,350 Citigroup 02/02/26 (59,396)
USD 16,398,561 AUD 24,461,197 RBC Dominion Securities 02/02/26 (737,728)
USD 10,437,205 CAD 14,273,243 BNY Capital Markets 02/04/26 (103,583)
USD 26,966,357 JPY 4,204,129,267 RBC Dominion Securities 02/04/26 (289,349)
USD 62,769,407 EUR 53,307,592 RBC Dominion Securities 02/04/26 (651,019)
USD 1,462,130 NZD 2,517,125 RBC Dominion Securities 02/04/26 (60,408)
USD 1,723,398 JPY 269,141,984 BNY Capital Markets 02/05/26 (21,611)
USD 406,204 NZD 699,262 BNY Capital Markets 02/05/26 (16,775)
USD 670,374 NZD 1,179,024 Citigroup 02/05/26 (42,809)
USD 12,021,526 JPY 1,875,661,530 Citigroup 02/05/26 (139,510)
USD 300,949 NZD 519,627 Citigroup 02/05/26 (13,370)
USD 271,935 NZD 474,153 State Street Bank and Trust 02/05/26 (14,877)
USD 27,479,364 JPY 4,274,215,002 State Street Bank and Trust 02/05/26 (232,928)
USD 62,433,944 EUR 53,371,295 RBC Dominion Securities 02/06/26 (1,067,867)
USD 25,177,435 CAD 34,606,259 RBC Dominion Securities 02/06/26 (381,309)
USD 27,006,385 GBP 20,053,988 RBC Dominion Securities 02/06/26 (512,632)
USD 26,627,916 JPY 4,156,905,307 BNY Capital Markets 02/09/26 (332,400)
USD 27,098,057 GBP 20,032,851 BNY Capital Markets 02/09/26 (391,879)
USD 12,761,041 CAD 17,542,157 BNY Capital Markets 02/09/26 (196,406)
USD 58,951,169 EUR 50,265,536 BNY Capital Markets 02/09/26 (863,279)
USD 1,140,112 JPY 179,622,607 State Street Bank and Trust 02/09/26 (24,861)
USD 63,841,903 EUR 54,570,328 RBC Dominion Securities 02/10/26 (1,097,977)
USD 28,063,338 GBP 20,797,386 State Street Bank and Trust 02/10/26 (475,700)
USD 24,426,364 CAD 33,833,103 BNY Capital Markets 02/11/26 (566,310)
USD 66,341,632 EUR 56,754,600 Citigroup 02/11/26 (1,200,555)
USD 17,738,192 AUD 26,545,874 BNY Capital Markets 02/17/26 (858,154)
USD 25,311,401 GBP 18,823,875 State Street Bank and Trust 02/17/26 (519,337)
USD 2,252,465 NZD 3,916,414 State Street Bank and Trust 02/19/26 (117,697)
USD 13,532,842 AUD 20,091,756 BNY Capital Markets 02/23/26 (542,041)
USD 378,796 NZD 647,896 BNY Capital Markets 02/23/26 (13,357)

88
Dimensional International Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 1,253,541 NZD 2,177,155 Citigroup 02/23/26 $ (64,228)
USD 394,847 NZD 682,982 Citigroup 02/23/26 (18,542)
USD 17,919,341 AUD 26,513,981 BNY Capital Markets 02/24/26 (654,480)
USD 5,918,659 NZD 10,091,542 RBC Dominion Securities 02/24/26 (189,669)
USD 27,151,295 GBP 20,227,668 BNY Capital Markets 02/25/26 (605,571)
USD 14,376,745 AUD 20,945,452 RBC Dominion Securities 02/27/26 (296,097)
USD 69,964 DKK 439,632 Citigroup 03/02/26 (175)
USD 1,674,532 NZD 2,883,653 RBC Dominion Securities 03/02/26 (71,283)
USD 14,893,923 AUD 21,461,615 RBC Dominion Securities 03/02/26 (140,441)
USD 6,560,599 EUR 5,568,097 State Street Bank and Trust 03/03/26 (71,689)
USD 4,141,421 CAD 5,750,753 BNY Capital Markets 03/10/26 (111,334)
USD 26,442,010 CAD 36,424,781 Citigroup 03/10/26 (494,581)
USD 7,911,218 CAD 10,939,997 Citigroup 03/10/26 (179,049)
USD 492,929 GBP 367,558 Citigroup 03/10/26 (11,434)
USD 581,767 CAD 805,572 Citigroup 03/10/26 (13,964)
USD 6,154,522 EUR 5,266,078 Citigroup 03/10/26 (120,286)
USD 1,424,006 CAD 1,973,260 Citigroup 03/10/26 (35,245)
USD 5,381,565 EUR 4,612,399 Citigroup 03/10/26 (114,350)
EUR 6,746,703 USD 8,077,090 RBC Dominion Securities 03/10/26 (38,040)
USD 1,185,560 CAD 1,639,791 State Street Bank and Trust 03/10/26 (27,086)
USD 17,226,393 AUD 25,862,442 Citigroup 03/13/26 (890,067)
USD 1,163,708 NZD 2,026,902 Citigroup 03/16/26 (64,118)
USD 265,318 JPY 41,745,994 Citigroup 03/17/26 (6,241)
USD 291,383 CHF 231,880 Citigroup 03/17/26 (11,102)
USD 26,506,350 JPY 4,181,751,698 RBC Dominion Securities 03/17/26 (696,121)
USD 4,103,530 JPY 645,592,672 State Street Bank and Trust 03/17/26 (96,078)
USD 18,397,879 AUD 27,434,788 BNY Capital Markets 03/23/26 (819,056)
USD 3,446,567 EUR 2,890,831 Citigroup 03/23/26 (448)
USD 1,233,142 NZD 2,134,176 Citigroup 03/23/26 (60,053)
USD 62,061,887 EUR 53,191,529 RBC Dominion Securities 03/23/26 (1,363,487)
USD 26,126,853 JPY 4,121,848,035 BNY Capital Markets 03/27/26 (709,774)
USD 19,513,625 CAD 26,901,512 Citigroup 03/27/26 (395,407)
USD 322,557 DKK 2,051,381 Citigroup 03/27/26 (5,249)
USD 62,669,372 EUR 53,395,962 State Street Bank and Trust 03/27/26 (1,013,630)
USD 26,897,180 JPY 4,232,715,029 BNY Capital Markets 03/30/26 (668,627)
USD 10,432,723 AUD 15,337,142 BNY Capital Markets 03/30/26 (309,942)
USD 25,804,379 CAD 35,432,690 RBC Dominion Securities 03/30/26 (421,821)
USD 60,073,561 EUR 51,035,743 BNY Capital Markets 04/02/26 (814,389)
USD 9,076,874 EUR 7,802,970 Citigroup 04/02/26 (232,422)
USD 9,077,298 EUR 7,802,971 State Street Bank and Trust 04/02/26 (232,000)
USD 24,968,714 CAD 34,132,581 RBC Dominion Securities 04/06/26 (303,005)
USD 26,480,552 CAD 35,765,799 RBC Dominion Securities 04/07/26 (1,559)
USD 728,625 GBP 531,109 Citigroup 04/13/26 (120)
USD 2,382,994 GBP 1,770,327 RBC Dominion Securities 04/13/26 (46,107)
USD 19,529,087 GBP 14,559,447 State Street Bank and Trust 04/20/26 (448,036)
Total (Depreciation) $(25,833,311)
Total Appreciation (Depreciation) $(24,521,946)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligation ....................... $ — $ 314,762 $ — $ 314,762

89
Dimensional International Core Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 135,157,488 $ — $ 135,157,488
Austria .............................. — 4,163,132 — 4,163,132
Belgium ............................. — 23,716,063 — 23,716,063
Canada ............................. — 253,090,078 — 253,090,078
Denmark ............................ — 23,648,682 — 23,648,682
Finland .............................. — 14,298,333 — 14,298,333
France .............................. — 99,458,017 — 99,458,017
Germany ............................ — 60,376,604 — 60,376,604
Hong Kong ........................... — 107,086 — 107,086
Ireland .............................. — 1,396,061 — 1,396,061
Italy ................................ — 38,132,896 — 38,132,896
Japan ............................... — 214,929,146 — 214,929,146
Luxembourg .......................... — 14,226,736 — 14,226,736
Netherlands .......................... — 37,519,366 — 37,519,366
New Zealand ......................... — 17,548,167 — 17,548,167
Norway .............................. — 15,745,126 — 15,745,126
Singapore ............................ — 8,107,146 — 8,107,146
Spain ............................... — 24,075,709 — 24,075,709
Supranational ......................... — 12,987,281 — 12,987,281
Sweden ............................. — 4,781,966 — 4,781,966
Switzerland ........................... — 1,647,243 — 1,647,243
United Kingdom ....................... — 106,200,228 — 106,200,228
United States ......................... — 268,354,443 — 268,354,443
U.S. Treasury Obligations ................. — 1,801,862 — 1,801,862
Total Investments ........................ $— $1,381,783,621 $— $1,381,783,621
Financial Instruments
Assets
Forward Currency Contracts** .............. — 1,311,365 — 1,311,365
Liabilities
Forward Currency Contracts** .............. — (25,833,311) — (25,833,311)
Total Other Financial Instruments ........... $– $(24,521,946) $– $(24,521,946)
**
Valued at the unrealized appreciation (depreciation) on the investment.

90
Dimensional Global Credit ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
BONDS — (95.3%)
AUSTRALIA — (4.9%)
APA Infrastructure, Ltd.
0.750%, 03/15/29, MTN . EUR 300 $ 334,194
1.250%, 03/15/33, MTN . EUR 1,300 1,326,410
ASB Bank, Ltd.
0.250%, 09/08/28, MTN . EUR 100 111,917
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.242%, 03/18/26(*) .... 1,500 1,500,750
EUR003M+0.40%, FRN,
2.466%, 05/21/27(*) .... EUR 5,050 6,020,547
SOFR+0.68%, FRN,
4.625%, 07/16/27(*) .... 200 201,043
Ω SOFR+0.65%, FRN,
4.686%, 09/30/27(*) .... 3,250 3,262,613
BBSW3M+0.96%, FRN,
4.605%, 02/05/29(*), MTN AUD 540 382,640
BBSW3M+0.86%, FRN,
4.582%, 06/18/29(*), MTN AUD 2,300 1,623,043
Bank of New Zealand
3.661%, 07/17/29, MTN . EUR 100 122,093
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/43 ...... 105 99,987
BHP Billiton Finance, Ltd.
3.125%, 04/29/33, MTN . EUR 1,500 1,765,348
3.643%, 09/04/35, MTN . EUR 475 564,414
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.434%, 03/13/26(*) .... 1,150 1,150,771
Ω SOFR+0.46%, FRN,
4.206%, 11/27/26(*) .... 1,400 1,404,668
Ω SOFR+0.64%, FRN,
4.324%, 03/14/28(*) .... 697 700,281
BBSW3M+0.95%, FRN,
4.603%, 08/17/28(*), MTN AUD 2,100 1,486,690
CSL Finance PLC
Ω 4.250%, 04/27/32 ...... 100 98,323
Ω 4.625%, 04/27/42 ...... 799 721,441
Glencore Capital Finance DAC
4.154%, 04/29/31, MTN . EUR 800 990,589
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
5.071%, 04/04/27(*) .... 100 100,475
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.939%, 07/02/27(*) .... 1,150 1,158,291
Macquarie Group, Ltd.
0.943%, 01/19/29 ...... EUR 300 338,959
4.747%, 01/23/30, MTN . EUR 1,300 1,647,013
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
0.950%, 05/21/31, MTN . EUR 339 $ 359,696
National Australia Bank, Ltd.
Ω SOFR+0.60%, FRN,
4.489%, 10/26/27(*) .... 414 415,884
1.375%, 08/30/28, MTN . EUR 100 115,453
BBSW3M+0.82%, FRN,
4.475%, 11/14/29(*), MTN AUD 2,800 1,973,074
Ω SOFR+0.79%, FRN,
4.753%, 01/14/30(*) .... 345 347,535
New South Wales Treasury
Corp.
3.000%, 04/20/29 ...... AUD 300 201,071
2.250%, 05/07/41 ...... AUD 100 45,220
Queensland Treasury Corp.
BBSW3M+0.30%, FRN,
4.028%, 09/19/28(*) .... AUD 100 70,400
Ω 5.000%, 07/21/37 ...... AUD 100 66,939
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/40 ...... 1,600 1,595,171
South Australian Government
Financing Authority
3.000%, 05/24/28 ...... AUD 210 142,673
1.750%, 05/24/34 ...... AUD 153 82,628
Treasury Corp. of Victoria
5.500%, 11/17/26 ...... AUD 200 141,630
1.500%, 11/20/30 ...... AUD 250 151,224
2.000%, 09/17/35 ...... AUD 3,700 1,936,742
2.000%, 11/20/37, MTN . AUD 4,040 1,952,938
5.500%, 09/15/39 ...... AUD 311 213,538
Westpac Banking Corp.
SOFR+0.42%, FRN,
4.365%, 04/16/26(*) .... 2,300 2,301,424
SOFR+0.52%, FRN,
4.239%, 06/03/26(*) .... 1,061 1,062,245
SOFR+0.46%, FRN,
4.395%, 10/20/26(*) .... 198 198,372
BBSW3M+0.98%, FRN,
4.633%, 02/16/28(*), MTN AUD 1,100 778,218
SOFR+0.81%, FRN,
4.755%, 04/16/29(*) .... 177 178,536
BBSW3M+0.88%, FRN,
4.535%, 05/14/29(*), MTN AUD 1,000 705,237
SOFR+0.82%, FRN,
4.841%, 07/01/30(*) .... 450 454,386
Woodside Finance, Ltd.
5.100%, 09/12/34 ...... 250 247,113
TOTAL AUSTRALIA ....... 42,849,847
AUSTRIA — (0.0%)
OMV AG
3.250%, 09/04/31, MTN . EUR 34 41,015
1.000%, 07/03/34, MTN . EUR 120 118,669

91
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
AUSTRIA — (Continued)
3.750%, 09/04/36, MTN . EUR 100 $ 120,382
TOTAL AUSTRIA ......... 280,066
BELGIUM — (0.4%)
Anheuser-Busch InBev SA/NV
2.750%, 03/17/36, MTN . EUR 100 109,935
3.750%, 03/22/37, MTN . EUR 500 594,391
Anheuser-Busch InBev
Worldwide, Inc.
4.375%, 04/15/38 ...... 169 159,811
5.450%, 01/23/39 ...... 1,165 1,200,548
4.950%, 01/15/42 ...... 280 267,657
Euroclear Investments SA
1.125%, 12/07/26 ...... EUR 200 235,807
Ministeries Van de Vlaamse
Gemeenschap
3.250%, 06/22/37, MTN . EUR 1,100 1,261,143
TOTAL BELGIUM ........ 3,829,292
CANADA — (12.0%)
Alimentation Couche-Tard, Inc.
4.011%, 02/12/36 ...... EUR 1,400 1,682,086
American National Group, Inc.
Ω 6.144%, 06/13/32 ...... 250 259,481
6.000%, 07/15/35 ...... 3,710 3,739,934
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.304%, 09/15/26(*), MTN 2 2,005
SOFRINDX+1.16%, FRN,
4.850%, 12/11/26(*) .... 200 201,453
EUR003M+0.47%, FRN,
2.501%, 04/12/27(*) .... EUR 800 953,640
SOFRINDX+0.76%, FRN,
4.473%, 06/04/27(*) .... 300 301,412
5.717%, 09/25/28 ...... 400 416,818
BBSW3M+1.27%, FRN,
5.000%, 06/27/29(*), MTN AUD 2,500 1,767,978
5.511%, 06/04/31 ...... 100 104,875
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.294%, 09/15/26(*) .... 158 158,288
SOFRINDX+0.78%, FRN,
4.493%, 06/04/27(*) .... 300 301,372
EUR003M+0.53%, FRN,
2.599%, 06/10/27(*), MTN EUR 1,000 1,193,117
SOFRINDX+1.08%, FRN,
4.924%, 08/01/29(*) .... 720 728,191
4.850%, 02/01/30 ...... 400 409,236
Brookfield Finance, Inc.
2.724%, 04/15/31 ...... 100 91,750
6.350%, 01/05/34 ...... 420 454,352
5.675%, 01/15/35 ...... 300 309,979
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.239%, 10/02/26(*) .... 353 355,215
Face
Amount^
Value
(000)
CANADA — (Continued)
EUR003M+0.70%, FRN,
2.739%, 01/29/27(*) .... EUR 1,000 $ 1,194,638
SOFR+0.94%, FRN,
4.986%, 06/28/27(*) .... 350 352,800
3.807%, 07/09/29, MTN . EUR 250 306,788
# 3.600%, 04/07/32 ...... 100 95,366
# 6.092%, 10/03/33 ...... 70 75,824
Canadian National Railway Co.
4.400%, 05/10/33 ...... CAD 3,000 2,293,616
4.200%, 06/10/35 ...... CAD 3,000 2,230,986
Canadian Natural Resources,
Ltd.
Ω 5.400%, 12/15/34 ...... 200 203,539
5.850%, 02/01/35 ...... 265 277,267
6.500%, 02/15/37 ...... 1,018 1,099,214
6.250%, 03/15/38 ...... 1,982 2,098,228
6.750%, 02/01/39 ...... 200 218,241
CDP Financial, Inc.
3.650%, 06/02/34 ...... CAD 550 405,379
3.650%, 06/02/35 ...... CAD 3,550 2,587,621
Ω 5.600%, 11/25/39 ...... 600 639,391
Cenovus Energy, Inc.
5.250%, 06/15/37 ...... 555 540,141
6.750%, 11/15/39 ...... 494 541,891
Columbia Pipelines Holding Co.
LLC
Ω 5.681%, 01/15/34 ...... 871 900,813
Enbridge Energy Partners, LP
7.500%, 04/15/38 ...... 150 176,282
5.500%, 09/15/40 ...... 636 632,694
Fairfax Financial Holdings, Ltd.
6.000%, 12/07/33 ...... 800 848,076
Federation des Caisses
Desjardins du Quebec
3.250%, 03/28/31, MTN . EUR 3,447 4,098,830
Kinross Gold Corp.
6.250%, 07/15/33 ...... 1,232 1,336,246
Liberty Utilities Co.
Ω 5.869%, 01/31/34 ...... 200 209,025
Magna International, Inc.
4.950%, 01/31/31 ...... CAD 2,000 1,555,396
4.375%, 03/17/32 ...... EUR 450 565,495
Ontario Teachers' Finance Trust
4.300%, 06/02/34 ...... CAD 550 423,189
Province of British Columbia
Canada
3.200%, 06/18/32 ...... CAD 2,600 1,907,275
4.150%, 06/18/34 ...... CAD 7,200 5,515,419
4.000%, 06/18/35 ...... CAD 5,450 4,094,895
Province of Manitoba Canada
4.250%, 06/02/34 ...... CAD 550 423,733
4.850%, 08/28/34, MTN . AUD 100 66,633
3.700%, 06/02/35 ...... CAD 550 403,401
Province of Nova Scotia
Canada

92
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
4.050%, 06/01/33 ...... CAD 200 $ 152,788
Province of Ontario Canada
4.150%, 06/02/34 ...... CAD 3,400 2,609,274
3.600%, 06/02/35 ...... CAD 8,610 6,282,442
3.950%, 12/02/35 ...... CAD 3,000 2,238,674
4.700%, 06/02/37 ...... CAD 5,000 3,922,793
Province of Quebec Canada
3.600%, 09/01/33 ...... CAD 333 246,614
4.450%, 09/01/34 ...... CAD 8,750 6,816,038
4.000%, 09/01/35 ...... CAD 5,414 4,048,176
5.000%, 12/01/38 ...... CAD 2,500 1,989,440
5.000%, 12/01/41 ...... CAD 3,000 2,360,654
4.250%, 12/01/43 ...... CAD 3,300 2,353,414
Province of Saskatchewan
Canada
3.800%, 06/02/35 ...... CAD 11,100 8,237,108
Rogers Communications, Inc.
7.500%, 08/15/38 ...... 224 258,246
4.500%, 03/15/42 ...... 350 300,737
5.450%, 10/01/43 ...... 257 243,362
Royal Bank of Canada
SOFRINDX+1.08%, FRN,
5.015%, 07/20/26(*) .... 100 100,413
SOFRINDX+0.95%, FRN,
4.885%, 01/19/27(*) .... 100 100,619
5.228%, 06/24/30 ...... CAD 2,000 1,586,368
4.375%, 10/02/30, MTN . EUR 300 379,135
Spectra Energy Partners, LP
5.950%, 09/25/43 ...... 50 50,575
Suncor Energy, Inc.
7.150%, 02/01/32 ...... 255 286,265
5.950%, 05/15/35 ...... 112 115,449
6.800%, 05/15/38 ...... 305 337,767
6.850%, 06/01/39 ...... 793 875,461
TELUS Corp.
4.850%, 04/05/44 ...... CAD 1,500 1,074,054
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.019%, 07/17/26(*), MTN 271 272,027
SOFR+0.73%, FRN,
4.741%, 04/05/27(*) .... 900 903,868
SOFR+0.91%, FRN,
4.644%, 06/02/28(*), MTN 154 155,033
3.631%, 12/13/29, MTN . EUR 100 122,057
SOFR+1.03%, FRN,
4.713%, 12/17/29(*) .... 259 261,040
1.952%, 04/08/30, MTN . EUR 200 228,176
3.563%, 04/16/31, MTN . EUR 250 302,634
2.450%, 01/12/32 ...... 120 107,688
4.456%, 06/08/32 ...... 145 144,914
3.129%, 08/03/32, MTN . EUR 100 117,554
3.357%, 09/22/32, MTN . EUR 1,413 1,675,153
TransCanada PipeLines , Ltd.
5.600%, 03/31/34 ...... 150 155,531
Face
Amount^
Value
(000)
CANADA — (Continued)
6.200%, 10/15/37 ...... 570 $ 608,704
7.625%, 01/15/39 ...... 251 298,303
6.100%, 06/01/40 ...... 512 539,184
Tucson Electric Power Co.
5.200%, 09/15/34 ...... 100 101,975
TOTAL CANADA ......... 104,709,221
DENMARK — (1.0%)
DSV Finance BV
3.250%, 11/06/30, MTN . EUR 100 120,255
3.375%, 11/06/32, MTN . EUR 1,563 1,866,842
3.375%, 11/06/34, MTN . EUR 1,800 2,111,515
Novo Nordisk Finance
Netherlands BV
3.125%, 05/27/33, MTN . EUR 472 560,072
3.375%, 05/21/34, MTN . EUR 2,800 3,334,896
Nykredit Realkredit A/S
3.375%, 01/10/30, MTN . EUR 100 120,417
3.500%, 07/10/31, MTN . EUR 346 415,331
TOTAL DENMARK ....... 8,529,328
FINLAND — (0.6%)
Neste OYJ
3.750%, 03/20/30, MTN . EUR 100 121,804
3.875%, 05/21/31, MTN . EUR 100 122,522
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.422%, 03/19/27(*) .... 300 301,131
Ω SOFR+0.70%, FRN,
4.383%, 03/17/28(*) .... 1,026 1,031,251
3.625%, 03/15/34, MTN . EUR 2,564 3,093,462
Stora Enso OYJ
4.250%, 09/01/29, MTN . EUR 100 123,455
Ω 7.250%, 04/15/36 ...... 485 533,921
TOTAL FINLAND ......... 5,327,546
FRANCE — (5.5%)
Aeroports de Paris SA
3.500%, 03/20/33, MTN . EUR 900 1,075,778
Banque Federative du Credit
Mutuel SA
2.625%, 11/06/29, MTN . EUR 100 117,468
0.750%, 01/17/30 ...... EUR 300 327,355
4.375%, 05/02/30, MTN . EUR 800 998,588
3.000%, 05/07/30, MTN . EUR 100 119,191
1.250%, 06/03/30 ...... EUR 100 110,152
0.625%, 02/21/31, MTN . EUR 100 104,813
4.750%, 11/10/31, MTN . EUR 2,100 2,677,618
1.125%, 01/19/32, MTN . EUR 100 104,683
3.625%, 09/14/32, MTN . EUR 100 120,776
3.750%, 02/01/33, MTN . EUR 300 364,162
4.125%, 06/14/33, MTN . EUR 300 372,224
3.750%, 02/03/34, MTN . EUR 1,200 1,449,727
3.625%, 03/07/35, MTN . EUR 400 472,075
3.500%, 05/07/35, MTN . EUR 300 353,123
BNP Paribas SA

93
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
2.100%, 04/07/32, MTN . EUR 3,100 $ 3,423,954
0.625%, 12/03/32, MTN . EUR 300 296,873
4.095%, 02/13/34, MTN . EUR 800 986,661
Bouygues SA
3.250%, 06/30/37 ...... EUR 1,000 1,136,831
BPCE SA
0.250%, 01/14/31 ...... EUR 100 103,766
0.750%, 03/03/31, MTN . EUR 1,000 1,052,498
4.000%, 11/29/32, MTN . EUR 100 123,782
4.500%, 01/13/33, MTN . EUR 900 1,130,075
Cofiroute SA
3.125%, 03/06/33, MTN . EUR 2,000 2,344,570
Covivio SA
3.625%, 06/17/34, MTN . EUR 1,000 1,168,832
Credit Agricole SA
1.125%, 07/12/32, MTN . EUR 300 312,458
4.000%, 01/18/33, MTN . EUR 900 1,117,241
4.375%, 11/27/33, MTN . EUR 2,400 3,013,194
3.500%, 09/26/34 ...... EUR 700 825,692
3.875%, 11/28/34, MTN . EUR 400 488,999
3.750%, 05/27/35, MTN . EUR 1,300 1,549,890
4.125%, 02/26/36, MTN . EUR 300 366,655
Credit Mutuel Arkea SA
3.128%, 12/05/30, MTN . EUR 800 954,675
3.635%, 07/17/35, MTN . EUR 300 356,024
Engie SA
4.250%, 09/06/34, MTN . EUR 100 124,607
3.875%, 03/06/36, MTN . EUR 800 960,974
Gecina SA
3.375%, 08/04/35, MTN . EUR 400 464,032
ICADE
1.000%, 01/19/30 ...... EUR 100 109,074
4.375%, 05/22/35, MTN . EUR 900 1,064,400
Kering SA
3.625%, 11/21/34, MTN . EUR 1,000 1,186,909
LVMH Moet Hennessy Louis
Vuitton SE
3.000%, 03/07/32, MTN . EUR 400 475,427
3.500%, 09/07/33, MTN . EUR 2,100 2,549,115
RCI Banque SA
3.375%, 07/26/29, MTN . EUR 83 100,135
3.875%, 09/30/30, MTN . EUR 412 502,687
4.125%, 04/04/31 ...... EUR 200 246,000
Societe Des Grands Projets
EPIC
1.125%, 05/25/34, MTN . EUR 100 100,112
Societe Generale SA
0.250%, 07/08/27, MTN . EUR 100 115,536
Suez SACA
4.500%, 11/13/33, MTN . EUR 600 750,394
Tikehau Capital SCA
6.625%, 03/14/30 ...... EUR 400 526,553
TotalEnergies Capital
International SA
Face
Amount^
Value
(000)
FRANCE — (Continued)
3.499%, 03/03/37, MTN . EUR 500 $ 577,105
4.060%, 07/01/40, MTN . EUR 3,300 3,887,900
2.986%, 06/29/41 ...... 250 188,384
Unibail - Rodamco -Westfield SE
4.125%, 12/11/30, MTN . EUR 100 124,473
1.875%, 01/15/31, MTN . EUR 100 111,648
3.875%, 09/11/34, MTN . EUR 1,200 1,431,876
Vinci SA
EUR003M+0.25%, FRN,
2.282%, 05/13/26(*) .... EUR 1,100 1,308,830
Wendel SE
4.500%, 06/19/30 ...... EUR 400 498,971
3.750%, 08/11/33 ...... EUR 700 833,865
TOTAL FRANCE ......... 47,759,410
GERMANY — (3.3%)
BASF SE
4.500%, 03/08/35, MTN . EUR 2,000 2,556,382
Bayer AG
4.625%, 05/26/33, MTN . EUR 100 127,757
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 438 411,040
Ω 5.500%, 07/30/35 ...... 150 152,238
Ω 4.625%, 06/25/38 ...... 1,450 1,332,572
Ω 4.650%, 11/15/43 ...... 800 653,444
Ω 4.400%, 07/15/44 ...... 500 404,771
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 1,388 1,509,447
BMW Finance NV
3.625%, 05/22/35, MTN . EUR 334 399,672
BMW International Investment
BV
3.500%, 11/17/32, MTN . EUR 527 635,784
3.500%, 01/22/33, MTN . EUR 1,250 1,507,853
3.375%, 08/27/34, MTN . EUR 298 352,255
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.594%, 08/13/26(*) .... 500 501,510
Ω SOFRINDX+0.92%, FRN,
4.999%, 03/21/28(*) .... 414 416,969
Ω # 4.850%, 08/13/31 ...... 100 101,375
3.375%, 02/02/34, MTN . EUR 824 973,446
Ω 5.400%, 03/21/35 ...... 150 154,676
Deutsche Bahn AG
1.375%, 03/03/34, MTN . EUR 559 582,523
Deutsche Boerse AG
3.875%, 09/28/33 ...... EUR 2,500 3,087,937
Deutsche Lufthansa AG
4.000%, 05/21/30, MTN . EUR 89 110,280
Deutsche Post AG
4.000%, 03/24/40, MTN . EUR 270 325,881
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 100 111,559
E.ON SE
3.750%, 03/01/29, MTN . EUR 25 30,667

94
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
4.000%, 08/29/33, MTN . EUR 700 $ 867,792
3.750%, 01/15/36 ...... EUR 500 602,542
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 500 445,725
Heidelberg Materials AG
3.950%, 07/19/34 ...... EUR 1,180 1,448,816
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.85%, FRN,
4.639%, 11/15/27(*) .... 225 226,097
Ω 3.100%, 08/15/29 ...... 400 384,967
8.500%, 01/18/31 ...... 100 118,121
Ω 5.000%, 01/11/34 ...... 556 560,424
RWE Finance US LLC
Ω 5.875%, 04/16/34 ...... 474 497,700
Siemens
Financieringsmaatschappij NV
3.375%, 02/22/37 ...... EUR 1,400 1,638,430
T-Mobile USA, Inc.
3.850%, 05/08/36 ...... EUR 800 958,423
4.375%, 04/15/40 ...... 488 436,048
3.000%, 02/15/41 ...... 150 111,216
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 125,727
Volkswagen Financial Services
AG
0.375%, 02/12/30, MTN . EUR 200 214,798
3.875%, 09/10/30 ...... EUR 122 149,990
3.875%, 11/19/31 ...... EUR 700 850,946
Volkswagen Financial Services
NV
5.875%, 05/23/29, MTN . GBP 100 141,888
Volkswagen Group of America
Finance LLC
Ω SOFR+0.83%, FRN,
4.909%, 03/20/26(*) .... 500 500,231
Volkswagen International
Finance NV
4.375%, 05/15/30, MTN . EUR 200 249,893
1.250%, 09/23/32, MTN . EUR 100 103,241
4.125%, 09/02/35, MTN . EUR 300 362,056
Volkswagen Leasing GmbH
4.625%, 03/25/29, MTN . EUR 100 125,272
4.000%, 04/11/31, MTN . EUR 300 370,591
4.750%, 09/25/31, MTN . EUR 523 668,385
TOTAL GERMANY ....... 28,599,357
HONG KONG — (0.0%)
Prudential Funding Asia PLC
3.125%, 04/14/30 ...... 400 382,905
TOTAL HONG KONG ..... 382,905
ITALY — (1.5%)
Enel Finance International NV
Ω 6.800%, 09/15/37 ...... 260 291,122
Face
Amount^
Value
(000)
ITALY — (Continued)
Ω 6.000%, 10/07/39 ...... 897 $ 937,025
Eni SpA
4.250%, 05/19/33, MTN . EUR 1,200 1,501,626
3.875%, 01/15/34, MTN . EUR 1,000 1,218,229
Ω 5.700%, 10/01/40 ...... 927 923,684
Intesa Sanpaolo SpA
3.625%, 10/16/30, MTN . EUR 800 979,016
5.125%, 08/29/31, MTN . EUR 250 326,500
5.625%, 03/08/33, MTN . EUR 350 473,209
6.625%, 05/31/33, MTN . GBP 100 150,519
Italgas SpA
4.125%, 06/08/32, MTN . EUR 100 124,366
Snam SpA
1.000%, 09/12/34, MTN . EUR 1,000 966,476
Terna - Rete Elettrica Nazionale
3.000%, 07/22/31, MTN . EUR 1,257 1,484,726
UniCredit SpA
4.000%, 03/05/34, MTN . EUR 2,460 3,020,086
Var Energi ASA
3.875%, 03/12/31, MTN . EUR 260 313,579
TOTAL ITALY ........... 12,710,163
JAPAN — (5.0%)
7-Eleven, Inc.
Ω 2.500%, 02/10/41 ...... 512 351,566
American Honda Finance Corp.
SOFR+0.55%, FRN,
4.352%, 05/11/26(*) .... 100 100,083
SOFR+0.55%, FRN,
4.314%, 05/21/26(*), MTN 63 63,048
SOFRINDX+0.72%, FRN,
4.731%, 10/05/26(*) .... 150 150,393
SOFR+0.77%, FRN,
4.457%, 03/12/27(*) .... 100 100,197
SOFR+0.71%, FRN,
4.693%, 07/09/27(*) .... 750 752,908
SOFR+0.72%, FRN,
4.628%, 10/22/27(*) .... 100 100,404
3.650%, 04/23/31, MTN . EUR 500 606,405
3.500%, 06/27/31 ...... EUR 150 180,594
3.950%, 03/19/32, MTN . EUR 4,456 5,455,438
4.900%, 01/10/34 ...... 300 300,902
5.200%, 03/05/35 ...... 250 252,583
Japan Government Thirty Year
Bond
2.300%, 06/20/35 ...... JPY 286,400 1,877,047
2.300%, 12/20/36 ...... JPY 400,000 2,579,437
JT International Financial
Services BV
3.625%, 04/11/34, MTN . EUR 2,986 3,523,828
Mizuho Financial Group, Inc.
4.608%, 08/28/30, MTN . EUR 100 127,080
2.096%, 04/08/32, MTN . EUR 1,600 1,778,399
4.029%, 09/05/32, MTN . EUR 800 991,155
4.416%, 05/20/33, MTN . EUR 1,766 2,226,759

95
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
3.980%, 05/21/34, MTN . EUR 1,825 $ 2,233,546
3.767%, 08/27/34, MTN . EUR 200 241,453
3.688%, 08/26/35, MTN . EUR 100 118,364
NTT Finance Corp.
0.342%, 03/03/30 ...... EUR 100 107,510
Ω SOFR+1.31%, FRN,
5.285%, 07/16/30(*) .... 200 203,406
3.678%, 07/16/33 ...... EUR 570 687,458
Ω 3.678%, 07/16/33 ...... EUR 3,360 4,052,383
Ω 5.502%, 07/16/35 ...... 2,000 2,066,030
Ω 4.091%, 07/16/37 ...... EUR 485 587,600
ORIX Corp.
3.780%, 05/29/29, MTN . EUR 100 121,754
3.447%, 10/22/31, MTN . EUR 4,806 5,786,387
Protective Life Corp.
8.450%, 10/15/39 ...... 130 160,444
Sumitomo Mitsui Financial
Group, Inc.
SOFR+0.88%, FRN,
4.866%, 01/14/27(*) .... 1,508 1,515,941
0.632%, 10/23/29, MTN . EUR 200 219,775
SOFR+1.05%, FRN,
5.030%, 04/15/30(*) .... 960 965,933
3.318%, 10/07/31, MTN . EUR 250 300,649
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
4.332%, 03/19/27(*), MTN 27 27,114
Toyota Motor Finance
Netherlands BV
EUR003M+0.68%, FRN,
2.678%, 02/09/27(*) .... EUR 2,100 2,508,462
TOTAL JAPAN ........... 43,422,435
LUXEMBOURG — (1.1%)
ArcelorMittal SA
3.500%, 12/13/31, MTN . EUR 1,583 1,907,406
# 6.000%, 06/17/34 ...... 655 701,725
Eurofins Scientific SE
3.875%, 02/05/33 ...... EUR 1,490 1,787,862
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 1,400 1,801,135
4.375%, 04/25/34 ...... EUR 600 736,694
4.375%, 05/19/35 ...... EUR 400 490,651
2.250%, 12/19/39 ...... EUR 500 464,810
JDE Peet's NV
4.125%, 01/23/30, MTN . EUR 100 123,605
SELP Finance Sarl
0.875%, 05/27/29 ...... EUR 100 111,230
3.750%, 01/16/32, MTN . EUR 1,503 1,806,813
TOTAL LUXEMBOURG .... 9,931,931
NETHERLANDS — (1.6%)
ABN AMRO Bank NV
3.000%, 02/25/31, MTN . EUR 800 955,061
Akzo Nobel NV
4.000%, 03/31/35, MTN . EUR 1,500 1,793,524
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
SOFR+0.60%, FRN,
4.528%, 01/21/28(*) .... 400 $ 401,689
BBSW3M+0.75%, FRN,
4.406%, 05/26/28(*), MTN AUD 970 683,366
SOFRINDX+0.89%, FRN,
4.829%, 10/17/29(*) .... 3,010 3,048,137
4.000%, 01/10/30, MTN . EUR 300 371,497
3.822%, 07/26/34, MTN . EUR 300 364,672
Cooperatieve Rabobank UA/NY
SOFRINDX+0.90%, FRN,
4.911%, 10/05/26(*) .... 450 452,091
CTP NV
3.625%, 04/13/32 ...... EUR 935 1,105,197
Enexis Holding NV
3.250%, 04/09/33, MTN . EUR 515 612,421
3.625%, 06/12/34, MTN . EUR 350 424,327
ING Groep NV
4.050%, 04/09/29 ...... 1,000 997,841
Koninklijke KPN NV
5.750%, 09/17/29, MTN . GBP 200 286,290
3.875%, 02/16/36, MTN . EUR 1,100 1,322,628
Koninklijke Philips NV
4.250%, 09/08/31, MTN . EUR 300 375,051
6.875%, 03/11/38 ...... 215 243,397
5.000%, 03/15/42 ...... 260 241,132
TOTAL NETHERLANDS ... 13,678,321
NEW ZEALAND — (0.2%)
New Zealand Local Government
Funding Agency Bond
3.000%, 05/15/35 ...... NZD 3,400 1,766,203
TOTAL NEW ZEALAND .... 1,766,203
NORWAY — (0.9%)
Aker BP ASA
4.000%, 05/29/32, MTN . EUR 3,434 4,164,048
Ω 6.000%, 06/13/33 ...... 400 418,935
Ω 5.125%, 10/01/34 ...... 676 664,651
Equinor ASA
1.250%, 02/17/27, MTN . EUR 200 235,347
3.625%, 04/06/40 ...... 514 435,052
Kommunalbanken A/S
Ω SOFRINDX+1.00%, FRN,
4.687%, 06/17/26(*) .... 900 902,838
Ω SOFRINDX+0.41%, FRN,
4.418%, 04/09/29(*) .... 1,050 1,052,857
TOTAL NORWAY ........ 7,873,728
SINGAPORE — (0.4%)
DBS Group Holdings, Ltd.
Ω SOFR+0.65%, FRN,
4.333%, 03/21/30(*) .... 450 451,606
United Overseas Bank, Ltd.
4.443%, 03/16/26 ...... AUD 1,800 1,261,620

96
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
SINGAPORE — (Continued)
Ω SOFRINDX+0.58%, FRN,
4.626%, 04/02/28(*) .... 1,280 $ 1,283,755
TOTAL SINGAPORE ...... 2,996,981
SPAIN — (1.7%)
Abertis France SAS
1.625%, 09/18/29, MTN . EUR 200 227,324
4.250%, 03/18/30, MTN . EUR 100 124,207
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 100 126,987
Banco Bilbao Vizcaya
Argentaria SA
3.875%, 01/15/34, MTN . EUR 800 987,523
Banco Santander SA
SOFR+1.12%, FRN,
5.095%, 11/06/30(*) .... 1,000 1,003,400
1.000%, 11/04/31, MTN . EUR 100 105,845
3.500%, 10/02/32, MTN . EUR 2,500 2,994,902
3.750%, 01/09/34, MTN . EUR 200 243,594
6.033%, 01/17/35 ...... 1,200 1,282,929
3.500%, 02/17/35, MTN . EUR 900 1,062,930
5.127%, 11/06/35 ...... 1,000 998,321
CaixaBank SA
4.375%, 11/29/33, MTN . EUR 1,000 1,276,571
Criteria Caixa SA
3.250%, 02/25/31, MTN . EUR 100 118,927
Merlin Properties Socimi SA
1.875%, 12/04/34 ...... EUR 100 101,417
New York State Electric & Gas
Corp.
Ω 5.850%, 08/15/33 ...... 90 95,371
Santander UK PLC
3.346%, 03/25/30, MTN . EUR 100 120,921
Telefonica Emisiones SA
4.183%, 11/21/33, MTN . EUR 200 245,675
3.724%, 01/23/34 ...... EUR 100 118,426
3.941%, 06/25/35, MTN . EUR 700 828,045
4.055%, 01/24/36, MTN . EUR 200 237,535
7.045%, 06/20/36 ...... 1,628 1,818,431
4.665%, 03/06/38 ...... 325 296,299
TOTAL SPAIN ........... 14,415,580
SUPRANATIONAL — (2.2%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.761%, 08/27/26(*) .... 50 50,246
SOFRINDX+1.00%, FRN,
5.023%, 04/06/27(*) .... 1,300 1,311,304
SOFRINDX+0.30%, FRN,
3.983%, 06/20/28(*) .... 239 238,955
Asian Infrastructure Investment
Bank (The)
Ω SOFRINDX+0.62%, FRN,
4.422%, 08/16/27(*) .... 84 84,450
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.153%, 04/14/26(*) .... 304 $ 303,982
SOFRINDX+0.33%, FRN,
4.116%, 02/20/28(*) .... 2,600 2,602,260
SOFRINDX+0.30%, FRN,
4.086%, 02/16/29(*) .... 1,136 1,135,004
European Investment Bank
SONIA/N+0.34%, FRN,
4.328%, 03/12/26(*) .... GBP 2,761 3,789,617
European Stability Mechanism
3.000%, 08/23/33 ...... EUR 100 120,560
Inter-American Development
Bank
SOFRINDX+0.35%, FRN,
4.381%, 10/04/27(*) .... 450 450,667
SOFRINDX+0.27%, FRN,
3.953%, 03/20/28(*) .... 692 691,645
SOFRINDX+0.30%, FRN,
4.102%, 02/15/29(*) .... 300 300,021
SOFRINDX+0.37%, FRN,
4.235%, 08/01/29(*) .... 173 173,032
SOFRINDX+0.39%, FRN,
4.084%, 03/13/30(*) .... 244 243,775
International Bank for
Reconstruction & Development
SOFRINDX+0.37%, FRN,
4.362%, 01/12/27(*) .... 64 64,071
SOFRINDX+0.27%, FRN,
3.963%, 06/15/27(*) .... 5,300 5,302,794
SOFRINDX+0.30%, FRN,
4.102%, 05/15/28(*) .... 508 508,559
SOFRINDX+0.29%, FRN,
4.065%, 11/22/28(*) .... 655 655,413
SOFRINDX+0.30%, FRN,
4.228%, 01/24/29(*) .... 738 736,362
2.900%, 01/19/33, MTN . EUR 160 191,861
International Finance Corp.
SOFRINDX+0.36%, FRN,
4.121%, 08/28/29(*) .... 274 273,861
TOTAL SUPRANATIONAL . 19,228,439
SWEDEN — (1.0%)
Investor AB
3.500%, 03/31/34, MTN . EUR 2,000 2,402,170
Lansforsakringar Bank AB
3.250%, 01/22/30, MTN . EUR 100 120,404
Molnlycke Holding AB
4.250%, 06/11/34, MTN . EUR 100 123,042
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.430%, 05/03/27(*) .... EUR 1,927 2,297,478
Ω SOFR+0.75%, FRN,
4.484%, 06/02/28(*) .... 400 401,879

97
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
SWEDEN — (Continued)
3.125%, 11/05/31, MTN . EUR 250 $ 297,448
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
4.934%, 06/15/26(*) .... 1,700 1,706,788
Ω SOFR+0.74%, FRN,
4.502%, 05/23/28(*) .... 550 552,998
2.875%, 02/17/32, MTN . EUR 350 415,572
Swedbank AB
Ω SOFR+1.03%, FRN,
4.797%, 11/20/29(*) .... 541 548,645
TOTAL SWEDEN ......... 8,866,424
SWITZERLAND — (1.0%)
ABB Finance BV
3.375%, 01/15/34, MTN . EUR 500 597,678
Sandoz Finance BV
4.000%, 03/26/35 ...... EUR 1,300 1,579,568
Swiss Life Finance I AG
3.750%, 03/24/35 ...... EUR 140 167,969
Tyco Electronics Group SA
3.250%, 01/31/33 ...... EUR 2,600 3,083,953
UBS AG
EUR003M+0.35%, FRN,
2.381%, 04/12/26(*) .... EUR 2,000 2,380,337
UBS Group AG
0.625%, 02/24/33 ...... EUR 1,000 982,212
TOTAL SWITZERLAND .... 8,791,717
UNITED KINGDOM — (4.1%)
Ashtead Capital, Inc.
Ω 5.950%, 10/15/33 ...... 1,306 1,377,078
Ω 5.800%, 04/15/34 ...... 785 823,008
AstraZeneca PLC
6.450%, 09/15/37 ...... 323 365,626
Barclays PLC
3.250%, 01/17/33, MTN . GBP 100 121,368
BAT Capital Corp.
7.750%, 10/19/32 ...... 118 137,732
6.000%, 02/20/34 ...... 285 304,608
4.390%, 08/15/37 ...... 921 845,492
3.734%, 09/25/40 ...... 223 180,977
7.079%, 08/02/43 ...... 461 517,521
BAT International Finance PLC
4.125%, 04/12/32, MTN . EUR 647 795,490
British Telecommunications
PLC
4.250%, 01/06/33, MTN . EUR 750 934,454
Cadent Finance PLC
0.625%, 03/19/30, MTN . EUR 100 108,245
Centrica PLC
4.375%, 03/13/29, MTN . GBP 300 413,404
CK Hutchison Group Telecom
Finance SA
1.500%, 10/17/31 ...... EUR 610 661,046
Diageo Finance PLC
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
EUR003M+0.30%, FRN,
2.335%, 06/20/26(*) .... EUR 1,300 $ 1,547,616
HSBC Holdings PLC
# 6.100%, 01/14/42 ...... 1,100 1,181,727
Imperial Brands Finance PLC
3.875%, 02/12/34, MTN . EUR 2,917 3,441,856
Ω 5.875%, 07/01/34 ...... 1,738 1,815,655
Lloyds Bank Corporate Markets
PLC
4.125%, 05/30/27, MTN . EUR 119 144,773
LSEG Finance PLC
Ω 3.200%, 04/06/41 ...... 1,050 810,064
LSEG Netherlands BV
0.750%, 04/06/33 ...... EUR 1,000 990,748
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 2,855 3,443,241
National Gas Transmission PLC
4.250%, 04/05/30, MTN . EUR 250 310,659
National Grid Electricity
Distribution West Midlands PLC
5.750%, 04/16/32, MTN . GBP 100 142,871
National Grid North America,
Inc.
4.668%, 09/12/33, MTN . EUR 1,450 1,846,235
National Grid PLC
3.245%, 03/30/34, MTN . EUR 200 231,521
Nationwide Building Society
3.250%, 09/05/29, MTN . EUR 100 120,789
NatWest Markets PLC
Ω SOFR+1.14%, FRN,
4.926%, 05/17/29(*) .... 452 456,465
3.125%, 01/10/30, MTN . EUR 100 120,122
Ω SOFR+1.19%, FRN,
5.269%, 03/21/30(*) .... 512 519,747
Reckitt Benckiser Treasury
Services PLC
3.875%, 09/14/33, MTN . EUR 2,652 3,256,681
Reynolds American, Inc.
7.250%, 06/15/37 ...... 488 562,480
7.000%, 08/04/41 ...... 424 458,707
6.150%, 09/15/43 ...... 388 397,524
Segro PLC
3.500%, 09/24/32, MTN . EUR 2,888 3,436,318
Southern Gas Networks PLC
3.500%, 10/16/30, MTN . EUR 100 120,410
SSE PLC
3.500%, 03/18/32, MTN . EUR 150 181,042
U.K. Gilt
4.375%, 01/31/40 ...... GBP 187 242,295
WPP Finance 2013
4.000%, 09/12/33, MTN . EUR 2,267 2,692,696
TOTAL UNITED KINGDOM . 36,058,291

98
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (46.9%)
AbbVie, Inc.
4.400%, 11/06/42 ...... 100 $ 88,950
AES Corp. (The)
2.450%, 01/15/31 ...... 162 147,279
5.800%, 03/15/32 ...... 1,650 1,705,734
Aetna, Inc.
6.625%, 06/15/36 ...... 150 164,651
6.750%, 12/15/37 ...... 73 80,279
4.500%, 05/15/42 ...... 50 42,947
Affiliated Managers Group, Inc.
5.500%, 08/20/34 ...... 665 678,447
Aflac, Inc.
6.900%, 12/17/39 ...... 270 308,717
AGCO Corp.
5.800%, 03/21/34 ...... 1,352 1,412,566
Air Products and Chemicals,
Inc.
0.800%, 05/05/32, MTN . EUR 270 277,081
4.000%, 03/03/35 ...... EUR 122 149,136
Alabama Power Co.
5.500%, 03/15/41 ...... 105 104,444
5.200%, 06/01/41 ...... 170 167,031
4.100%, 01/15/42 ...... 262 220,485
Albemarle Corp.
5.050%, 06/01/32 ...... 1,300 1,316,151
Allstate Corp. (The)
4.500%, 06/15/43 ...... 252 219,275
Ally Financial, Inc.
8.000%, 11/01/31 ...... 1,814 2,052,937
8.000%, 11/01/31 ...... 2,025 2,296,144
Alphabet, Inc.
3.375%, 05/06/37 ...... EUR 3,150 3,649,158
Altria Group, Inc.
3.125%, 06/15/31 ...... EUR 300 354,141
6.875%, 11/01/33 ...... 220 247,428
5.800%, 02/14/39 ...... 305 312,041
3.400%, 02/04/41 ...... 1,193 919,079
4.250%, 08/09/42 ...... 1,147 958,580
4.500%, 05/02/43 ...... 557 475,325
American Express Co.
SOFRINDX+0.65%, FRN,
4.300%, 11/04/26(*) .... 250 250,701
8.150%, 03/19/38 ...... 130 164,940
American Medical Systems
Europe BV
3.500%, 03/08/32 ...... EUR 100 121,044
3.250%, 03/08/34 ...... EUR 3,657 4,286,217
American Tower Corp.
4.625%, 05/16/31 ...... EUR 200 254,011
4.100%, 05/16/34, MTN . EUR 600 730,810
American Water Capital Corp.
5.250%, 03/01/35 ...... 1,000 1,027,238
Americold Realty Operating
Partnership, LP
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.600%, 05/15/32 ...... 100 $ 101,330
# 5.409%, 09/12/34 ...... 1,183 1,159,914
Ameriprise Financial, Inc.
5.150%, 05/15/33 ...... 1,000 1,034,277
Amgen, Inc.
5.600%, 03/02/43 ...... 550 554,106
Aon Corp.
6.250%, 09/30/40 ...... 200 217,130
Aon Global, Ltd.
4.250%, 12/12/42 ...... 160 134,294
APA Corp.
4.250%, 01/15/30 ...... 100 98,697
6.100%, 02/15/35 ...... 100 103,087
5.100%, 09/01/40 ...... 200 179,683
Appalachian Power Co.
7.000%, 04/01/38 ...... 181 205,045
Apple, Inc.
1.650%, 02/08/31 ...... 2,000 1,785,385
# 1.700%, 08/05/31 ...... 2,000 1,770,338
# 4.500%, 05/12/32 ...... 1,700 1,738,347
3.350%, 08/08/32 ...... 150 143,630
# 4.750%, 05/12/35 ...... 165 168,627
2.375%, 02/08/41 ...... 1,208 864,866
3.450%, 02/09/45 ...... 163 126,439
4.375%, 05/13/45 ...... 300 266,185
Ares Capital Corp.
3.200%, 11/15/31 ...... 300 266,075
5.800%, 03/08/32 ...... 1,135 1,141,272
Arrow Electronics, Inc.
2.950%, 02/15/32 ...... 450 403,009
5.875%, 04/10/34 ...... 2,018 2,101,632
Assurant, Inc.
2.650%, 01/15/32 ...... 150 133,235
AT&T, Inc.
5.350%, 09/01/40 ...... 372 364,830
6.375%, 03/01/41 ...... 442 471,902
3.500%, 06/01/41 ...... 190 149,326
5.550%, 08/15/41 ...... 100 98,686
4.650%, 06/01/44 ...... 600 520,988
Athene Holding, Ltd.
6.650%, 02/01/33 ...... 689 746,735
# 5.875%, 01/15/34 ...... 839 871,089
AutoNation, Inc.
2.400%, 08/01/31 ...... 140 123,854
3.850%, 03/01/32 ...... 400 377,303
# 5.890%, 03/15/35 ...... 705 732,583
AvalonBay Communities, Inc.
5.350%, 06/01/34 ...... 2,000 2,070,083
Avnet, Inc.
5.500%, 06/01/32 ...... 2,765 2,819,584
Baker Hughes Holdings LLC
5.125%, 09/15/40 ...... 100 97,545
Berkshire Hathaway Energy Co.
6.125%, 04/01/36 ...... 1,504 1,629,950

99
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.950%, 05/15/37 ...... 232 $ 249,602
5.150%, 11/15/43 ...... 479 458,240
Berkshire Hathaway Finance
Corp.
2.000%, 03/18/34 ...... EUR 523 564,767
Black Hills Corp.
6.150%, 05/15/34 ...... 857 916,852
6.000%, 01/15/35 ...... 100 106,039
Blackrock, Inc.
3.750%, 07/18/35 ...... EUR 700 852,060
Block Financial LLC
5.375%, 09/15/32 ...... 793 794,407
Blue Owl Finance LLC
4.375%, 02/15/32 ...... 100 94,740
# 6.250%, 04/18/34 ...... 1,775 1,829,192
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 650 678,222
Boeing Co. (The)
3.300%, 03/01/35 ...... 100 86,362
3.550%, 03/01/38 ...... 148 124,507
3.500%, 03/01/39 ...... 450 369,048
6.875%, 03/15/39 ...... 787 885,804
5.875%, 02/15/40 ...... 450 464,621
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 150 190,214
4.750%, 11/15/34 ...... EUR 620 797,926
3.750%, 03/01/36 ...... EUR 2,355 2,789,381
3.750%, 11/21/37 ...... EUR 620 722,883
Booz Allen Hamilton, Inc.
5.950%, 08/04/33 ...... 100 104,100
BorgWarner, Inc.
1.000%, 05/19/31 ...... EUR 100 106,112
Boston Properties, LP
2.900%, 03/15/30 ...... 150 140,858
# 3.250%, 01/30/31 ...... 250 234,642
2.550%, 04/01/32 ...... 958 837,546
2.450%, 10/01/33 ...... 500 413,456
6.500%, 01/15/34 ...... 1,350 1,448,576
# 5.750%, 01/15/35 ...... 985 1,008,033
BP Capital Markets America,
Inc.
4.812%, 02/13/33 ...... 200 202,195
5.227%, 11/17/34 ...... 450 463,886
3.060%, 06/17/41 ...... 1,362 1,037,925
BP Capital Markets BV
4.323%, 05/12/35, MTN . EUR 2,018 2,517,557
BP Capital Markets PLC
1.104%, 11/15/34 ...... EUR 1,000 971,501
Bristol-Myers Squibb Co.
6.125%, 05/01/38 ...... 100 108,322
4.125%, 06/15/39 ...... 300 270,982
5.250%, 08/15/43 ...... 58 56,007
Brixmor Operating Partnership,
LP
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.500%, 02/15/34 ...... 450 $ 462,094
Broadcom, Inc.
3.500%, 02/15/41 ...... 282 228,982
Broadstone Net Lease LLC
2.600%, 09/15/31 ...... 507 449,838
Brunswick Corp.
2.400%, 08/18/31 ...... 577 508,764
4.400%, 09/15/32 ...... 1,100 1,061,395
Burlington Resources LLC
5.950%, 10/15/36 ...... 150 161,476
Cadence Design Systems, Inc.
4.700%, 09/10/34 ...... 3,000 2,983,861
Capital One Financial Corp.
3.800%, 01/31/28 ...... 374 372,177
1.650%, 06/12/29 ...... EUR 100 113,345
Carrier Global Corp.
3.377%, 04/05/40 ...... 400 322,106
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.309%, 05/14/27(*), MTN 155 155,789
CBRE Services, Inc.
5.950%, 08/15/34 ...... 475 505,526
CenterPoint Energy Resources
Corp.
# 4.400%, 07/01/32 ...... 311 308,809
6.625%, 11/01/37 ...... 820 907,302
CF Industries, Inc.
4.950%, 06/01/43 ...... 1,020 920,558
# 5.375%, 03/15/44 ...... 510 482,086
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.314%, 05/13/26(*) .... 100 100,062
SOFRINDX+1.05%, FRN,
4.769%, 03/03/27(*) .... 882 888,804
Cigna Group (The)
5.125%, 05/15/31 ...... 245 252,773
5.250%, 02/15/34 ...... 182 186,397
4.800%, 08/15/38 ...... 3,887 3,703,158
3.200%, 03/15/40 ...... 1,210 947,639
6.125%, 11/15/41 ...... 550 576,856
5.375%, 02/15/42 ...... 50 48,693
Cincinnati Financial Corp.
6.125%, 11/01/34 ...... 1,275 1,364,724
Cisco Systems, Inc.
5.900%, 02/15/39 ...... 506 544,303
5.500%, 01/15/40 ...... 850 879,662
Citigroup, Inc.
6.875%, 03/05/38 ...... 150 172,004
6.800%, 06/25/38, MTN . GBP 1,500 2,306,825
8.125%, 07/15/39 ...... 2,815 3,579,593
5.875%, 01/30/42 ...... 116 121,876
Citizens Financial Group, Inc.
2.500%, 02/06/30 ...... 100 93,232

100
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
CNA Financial Corp.
5.500%, 06/15/33 ...... 245 $ 254,106
5.125%, 02/15/34 ...... 250 251,476
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 400 407,130
6.450%, 06/15/34 ...... 4,821 5,095,424
Comcast Corp.
0.750%, 02/20/32 ...... EUR 100 102,828
3.250%, 09/26/32 ...... EUR 400 473,976
6.500%, 11/15/35 ...... 100 110,551
Ω 5.168%, 01/15/37 ...... 2,187 2,151,033
6.950%, 08/15/37 ...... 1,633 1,856,243
3.900%, 03/01/38 ...... 275 238,615
6.400%, 05/15/38 ...... 270 289,987
6.550%, 07/01/39 ...... 100 109,297
3.250%, 11/01/39 ...... 100 78,016
3.750%, 04/01/40 ...... 230 188,987
# 4.650%, 07/15/42 ...... 360 317,043
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 2,238 2,113,641
ConocoPhillips Co.
5.000%, 01/15/35 ...... 118 119,621
3.758%, 03/15/42 ...... 333 273,157
Consolidated Edison Co. of New
York, Inc.
5.500%, 03/15/34 ...... 100 104,868
6.300%, 08/15/37 ...... 250 276,869
5.500%, 12/01/39 ...... 100 102,278
3.950%, 03/01/43 ...... 200 164,318
4.450%, 03/15/44 ...... 690 599,716
Constellation Energy
Generation LLC
6.250%, 10/01/39 ...... 600 647,853
5.750%, 10/01/41 ...... 150 153,179
5.600%, 06/15/42 ...... 750 751,398
Continental Resources, Inc.
Ω 2.875%, 04/01/32 ...... 2,078 1,824,782
4.900%, 06/01/44 ...... 4,980 4,030,210
COPT Defense Properties, LP
2.900%, 12/01/33 ...... 746 636,668
Corebridge Financial, Inc.
3.850%, 04/05/29 ...... 300 296,884
6.050%, 09/15/33 ...... 72 76,938
Cox Communications, Inc.
Ω 5.700%, 06/15/33 ...... 450 454,150
Ω 5.450%, 09/01/34 ...... 1,050 1,028,638
Ω 4.800%, 02/01/35 ...... 1,120 1,040,187
Ω 8.375%, 03/01/39 ...... 1,043 1,207,208
Ω 4.700%, 12/15/42 ...... 933 746,226
Ω 4.500%, 06/30/43 ...... 200 155,105
CSX Corp.
5.500%, 04/15/41 ...... 100 102,260
CVS Health Corp.
5.250%, 02/21/33 ...... 100 102,538
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.780%, 03/25/38 ...... 719 $ 674,861
6.125%, 09/15/39 ...... 759 788,154
4.125%, 04/01/40 ...... 512 435,773
5.300%, 12/05/43 ...... 384 356,153
6.000%, 06/01/44 ...... 698 699,690
DCP Midstream Operating, LP
Ω 6.450%, 11/03/36 ...... 100 106,257
Ω 6.750%, 09/15/37 ...... 1,078 1,171,703
Dell, Inc.
6.500%, 04/15/38 ...... 429 457,713
5.400%, 09/10/40 ...... 50 48,874
DENTSPLY SIRONA, Inc.
# 3.250%, 06/01/30 ...... 100 93,078
Devon Energy Corp.
7.950%, 04/15/32 ...... 331 385,022
# 5.200%, 09/15/34 ...... 306 308,529
5.600%, 07/15/41 ...... 2,040 2,010,648
4.750%, 05/15/42 ...... 1,805 1,585,210
Digital Dutch Finco BV
3.875%, 09/13/33 ...... EUR 1,605 1,915,727
3.875%, 03/15/35 ...... EUR 491 575,525
Dollar General Corp.
5.000%, 11/01/32 ...... 100 101,356
Dominion Energy, Inc.
7.000%, 06/15/38 ...... 245 276,853
4.050%, 09/15/42 ...... 200 162,732
Dow Chemical Co. (The)
1.125%, 03/15/32 ...... EUR 100 102,827
# 5.650%, 03/15/36 ...... 2,011 2,009,367
5.250%, 11/15/41 ...... 180 162,277
4.375%, 11/15/42 ...... 500 399,159
Duke Energy Carolinas LLC
6.100%, 06/01/37 ...... 1,723 1,851,231
Duke Energy Corp.
3.750%, 04/01/31 ...... EUR 200 242,464
3.850%, 06/15/34 ...... EUR 850 1,013,109
DXC Capital Funding DAC
0.950%, 09/15/31, MTN . EUR 200 204,421
Eastman Chemical Co.
# 5.625%, 02/20/34 ...... 100 103,176
4.800%, 09/01/42 ...... 100 89,185
Eaton Capital ULC
3.625%, 05/09/35 ...... EUR 469 562,686
3.802%, 05/21/36 ...... EUR 650 784,198
eBay, Inc.
4.000%, 07/15/42 ...... 341 281,862
EIDP, Inc.
4.800%, 05/15/33 ...... 1,000 1,000,590
Elevance Health, Inc.
4.750%, 02/15/33 ...... 175 174,883
5.375%, 06/15/34 ...... 393 403,685
5.950%, 12/15/34 ...... 100 106,329
# 5.200%, 02/15/35 ...... 281 285,163
5.000%, 01/15/36 ...... 713 707,258

101
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.850%, 01/15/36 ...... 123 $ 129,641
6.375%, 06/15/37 ...... 2,239 2,438,295
4.625%, 05/15/42 ...... 960 858,153
4.650%, 01/15/43 ...... 609 542,281
5.100%, 01/15/44 ...... 1,070 1,000,504
4.650%, 08/15/44 ...... 555 488,273
Energy Transfer, LP
6.550%, 12/01/33 ...... 150 164,138
5.800%, 06/15/38 ...... 262 267,087
7.500%, 07/01/38 ...... 479 555,758
6.850%, 02/15/40 ...... 100 107,070
6.050%, 06/01/41 ...... 578 586,877
6.500%, 02/01/42 ...... 771 815,629
6.100%, 02/15/42 ...... 238 239,753
4.950%, 01/15/43 ...... 89 78,450
5.150%, 02/01/43 ...... 414 374,246
5.950%, 10/01/43 ...... 268 265,630
Enterprise Products Operating
LLC
5.750%, 03/01/35 ...... 100 105,068
7.550%, 04/15/38 ...... 1,007 1,210,823
6.125%, 10/15/39 ...... 237 254,532
6.450%, 09/01/40 ...... 193 213,552
5.950%, 02/01/41 ...... 599 626,183
5.700%, 02/15/42 ...... 650 660,085
4.850%, 08/15/42 ...... 300 277,853
4.450%, 02/15/43 ...... 707 620,187
4.850%, 03/15/44 ...... 1,126 1,029,481
EPR Properties
4.950%, 04/15/28 ...... 100 100,938
3.750%, 08/15/29 ...... 100 97,231
3.600%, 11/15/31 ...... 800 741,942
Equinix Europe 2 Financing
Corp. LLC
3.650%, 09/03/33 ...... EUR 400 473,048
4.000%, 05/19/34 ...... EUR 809 970,332
Equinix, Inc.
2.150%, 07/15/30 ...... 490 444,962
Equitable Holdings, Inc.
5.594%, 01/11/33 ...... 100 104,326
ERAC USA Finance LLC
Ω 4.900%, 05/01/33 ...... 1,200 1,215,072
ERP Operating, LP
4.500%, 07/01/44 ...... 150 133,913
Exelon Corp.
4.950%, 06/15/35 ...... 100 99,294
Experian Finance PLC
3.510%, 12/15/33, MTN . EUR 1,700 2,025,803
Extra Space Storage, LP
5.400%, 02/01/34 ...... 100 102,351
Exxon Mobil Corp.
0.835%, 06/26/32 ...... EUR 3,845 3,970,710
1.408%, 06/26/39 ...... EUR 358 313,275
4.227%, 03/19/40 ...... 450 410,860
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
FedEx Corp.
0.950%, 05/04/33 ...... EUR 100 $ 98,410
4.100%, 04/15/43 ...... 50 40,983
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 130 95,981
First American Financial Corp.
4.000%, 05/15/30 ...... 100 96,765
5.450%, 09/30/34 ...... 650 653,439
Fiserv, Inc.
4.500%, 05/24/31 ...... EUR 350 434,455
Flex, Ltd.
5.250%, 01/15/32 ...... 556 568,034
Fox Corp.
6.500%, 10/13/33 ...... 554 608,925
5.476%, 01/25/39 ...... 2,541 2,533,513
Freeport-McMoRan, Inc.
5.450%, 03/15/43 ...... 165 160,792
GATX Corp.
6.900%, 05/01/34 ...... 366 409,678
5.200%, 03/15/44 ...... 500 469,495
General Dynamics Corp.
4.250%, 04/01/40 ...... 300 273,262
General Motors Co.
5.000%, 04/01/35 ...... 114 112,251
6.600%, 04/01/36 ...... 1,072 1,167,749
5.150%, 04/01/38 ...... 450 434,118
6.250%, 10/02/43 ...... 823 839,577
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
4.789%, 02/26/27(*) .... 50 50,115
SOFRINDX+1.35%, FRN,
5.159%, 05/08/27(*) .... 85 85,571
SOFRINDX+1.05%, FRN,
5.008%, 07/15/27(*) .... 534 535,139
4.000%, 07/10/30, MTN . EUR 100 123,279
3.700%, 07/14/31, MTN . EUR 270 327,303
5.625%, 04/04/32 ...... 100 104,175
6.100%, 01/07/34 ...... 257 272,517
5.950%, 04/04/34 ...... 268 281,259
6.150%, 07/15/35 ...... 814 861,255
Georgia Power Co.
4.950%, 05/17/33 ...... 100 102,086
4.750%, 09/01/40 ...... 400 379,863
4.300%, 03/15/42 ...... 260 228,283
4.300%, 03/15/43 ...... 575 498,019
Gilead Sciences, Inc.
5.100%, 06/15/35 ...... 100 102,232
4.000%, 09/01/36 ...... 100 92,930
5.650%, 12/01/41 ...... 150 155,637
4.800%, 04/01/44 ...... 990 913,604
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38 ...... 1,300 1,456,133

102
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 1,486 $ 1,855,031
5.550%, 11/15/35 ...... 813 806,184
Globe Life, Inc.
5.850%, 09/15/34 ...... 200 210,347
Goldman Sachs Group, Inc.
(The)
2.000%, 11/01/28, MTN . EUR 262 307,226
1.250%, 02/07/29, MTN . EUR 125 142,453
0.750%, 03/23/32, MTN . EUR 200 204,942
1.000%, 03/18/33, MTN . EUR 1,200 1,216,742
6.250%, 02/01/41 ...... 2,091 2,272,805
Halliburton Co.
4.850%, 11/15/35 ...... 400 393,937
6.700%, 09/15/38 ...... 450 502,874
7.450%, 09/15/39 ...... 780 921,962
4.500%, 11/15/41 ...... 200 174,641
4.750%, 08/01/43 ...... 1,383 1,228,952
Hasbro, Inc.
# 6.050%, 05/14/34 ...... 1,492 1,584,712
6.350%, 03/15/40 ...... 2,457 2,574,440
5.100%, 05/15/44 ...... 305 272,897
HCA, Inc.
7.500%, 11/06/33 ...... 700 801,503
5.600%, 04/01/34 ...... 359 372,857
5.450%, 09/15/34 ...... 300 307,924
4.375%, 03/15/42 ...... 710 606,092
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 400 379,333
2.400%, 03/15/30 ...... 100 91,446
2.050%, 03/15/31 ...... 150 131,427
Helmerich & Payne, Inc.
# 4.850%, 12/01/29 ...... 200 202,543
2.900%, 09/29/31 ...... 581 524,560
# 5.500%, 12/01/34 ...... 4,772 4,733,601
HF Sinclair Corp.
# 6.250%, 01/15/35 ...... 511 534,274
Highwoods Realty, LP
4.200%, 04/15/29 ...... 100 98,571
3.050%, 02/15/30 ...... 100 93,434
2.600%, 02/01/31 ...... 400 359,425
5.350%, 01/15/33 ...... 100 100,296
7.650%, 02/01/34 ...... 980 1,113,191
Home Depot, Inc. (The)
3.300%, 04/15/40 ...... 150 122,332
Honeywell International, Inc.
3.750%, 05/17/32 ...... EUR 766 932,279
4.125%, 11/02/34 ...... EUR 700 865,990
3.750%, 03/01/36 ...... EUR 1,378 1,635,700
Host Hotels & Resorts, LP
3.375%, 12/15/29 ...... 233 224,277
2.900%, 12/15/31 ...... 100 90,506
5.700%, 07/01/34 ...... 1,700 1,754,416
5.500%, 04/15/35 ...... 750 760,155
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Howmet Aerospace, Inc.
5.950%, 02/01/37 ...... 1,000 $ 1,080,385
HP, Inc.
# 6.000%, 09/15/41 ...... 888 884,690
Humana, Inc.
# 5.875%, 03/01/33 ...... 150 155,280
Hyatt Hotels Corp.
5.375%, 12/15/31 ...... 100 103,037
5.750%, 03/30/32 ...... 100 104,794
5.500%, 06/30/34 ...... 410 422,885
IBM International Capital Pte,
Ltd.
5.250%, 02/05/44 ...... 2,715 2,613,390
Intel Corp.
5.200%, 02/10/33 ...... 300 305,952
4.600%, 03/25/40 ...... 400 359,012
2.800%, 08/12/41 ...... 250 176,653
4.800%, 10/01/41 ...... 1,115 1,000,719
4.250%, 12/15/42 ...... 700 573,911
5.625%, 02/10/43 ...... 1,035 1,009,819
International Business Machines
Corp.
0.650%, 02/11/32 ...... EUR 520 532,768
3.150%, 02/10/33 ...... EUR 250 293,699
1.250%, 02/09/34, MTN . EUR 200 201,734
3.750%, 02/06/35 ...... EUR 700 844,282
4.150%, 05/15/39 ...... 300 267,721
# 5.600%, 11/30/39 ...... 100 103,357
4.000%, 06/20/42 ...... 369 309,194
Interstate Power and Light Co.
5.700%, 10/15/33 ...... 460 483,627
4.950%, 09/30/34 ...... 100 99,730
6.250%, 07/15/39 ...... 100 107,271
Invitation Homes Operating
Partnership, LP
5.450%, 08/15/30 ...... 132 136,778
J.M. Smucker Co. (The)
4.250%, 03/15/35 ...... 480 452,836
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 656 596,996
5.670%, 06/08/32 ...... 348 359,818
Jacobs Engineering Group, Inc.
5.900%, 03/01/33 ...... 281 295,193
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 1,350 1,354,808
Jefferies Financial Group, Inc.
6.450%, 06/08/27 ...... 70 72,192
2.750%, 10/15/32 ...... 150 131,076
6.200%, 04/14/34 ...... 1,136 1,194,686
6.250%, 01/15/36 ...... 831 867,632
6.500%, 01/20/43 ...... 392 404,210
6.625%, 10/23/43 ...... 265 271,794
Jersey Central Power & Light
Co.

103
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.100%, 01/15/35 ...... 1,100 $ 1,114,440
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.306%, 06/11/27(*), MTN 100 100,454
Johnson & Johnson
# 4.850%, 03/01/32 ...... 1,000 1,036,018
# 5.000%, 03/01/35 ...... 255 264,613
3.550%, 03/01/36 ...... 300 274,950
3.625%, 03/03/37 ...... 400 361,663
3.400%, 01/15/38 ...... 270 236,373
4.500%, 09/01/40 ...... 391 375,892
2.100%, 09/01/40 ...... 1,337 940,739
JPMorgan Chase Bank NA
SOFR+1.00%, FRN,
4.706%, 12/08/26(*) .... 750 753,984
Juniper Networks, Inc.
2.000%, 12/10/30 ...... 90 80,031
Kellanova
3.750%, 05/16/34 ...... EUR 1,200 1,449,782
Kemper Corp.
3.800%, 02/23/32 ...... 505 467,026
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
4.564%, 03/15/27(*) .... 160 160,263
Kilroy Realty, LP
5.875%, 10/15/35 ...... 161 162,239
6.250%, 01/15/36 ...... 2,637 2,724,198
Kinder Morgan Energy Partners,
LP
7.750%, 03/15/32 ...... 100 115,686
5.800%, 03/15/35 ...... 534 562,693
6.500%, 02/01/37 ...... 52 57,109
6.950%, 01/15/38, MTN . 670 760,065
6.500%, 09/01/39 ...... 41 45,179
6.550%, 09/15/40 ...... 278 302,552
7.500%, 11/15/40 ...... 291 343,221
6.375%, 03/01/41 ...... 233 249,769
5.625%, 09/01/41 ...... 85 84,256
5.000%, 08/15/42 ...... 254 235,498
4.700%, 11/01/42 ...... 160 143,179
5.000%, 03/01/43 ...... 579 530,773
5.500%, 03/01/44 ...... 181 174,982
Kraft Heinz Foods Co.
6.875%, 01/26/39 ...... 424 473,225
5.000%, 06/04/42 ...... 600 547,228
Kroger Co. (The)
5.000%, 04/15/42 ...... 100 92,980
5.150%, 08/01/43 ...... 756 711,989
Kyndryl Holdings, Inc.
# 6.350%, 02/20/34 ...... 2,425 2,542,758
4.100%, 10/15/41 ...... 763 601,851
Lear Corp.
3.500%, 05/30/30 ...... 145 139,637
Legg Mason, Inc.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.625%, 01/15/44 ...... 381 $ 379,283
Liberty Mutual Group, Inc.
4.625%, 12/02/30 ...... EUR 1,280 1,614,309
Ω 4.625%, 12/02/30 ...... EUR 400 504,472
Lincoln National Corp.
3.400%, 03/01/32 ...... 150 138,763
5.852%, 03/15/34 ...... 400 417,443
6.300%, 10/09/37 ...... 100 106,448
7.000%, 06/15/40 ...... 700 783,471
LKQ Corp.
# 6.250%, 06/15/33 ...... 805 842,439
Lowe's Cos., Inc.
5.000%, 04/15/40 ...... 100 96,738
LPL Holdings, Inc.
6.000%, 05/20/34 ...... 500 524,303
5.650%, 03/15/35 ...... 200 203,808
LYB International Finance III
LLC
# 5.500%, 03/01/34 ...... 1,661 1,639,201
# 6.150%, 05/15/35 ...... 1,507 1,538,750
# 5.875%, 01/15/36 ...... 587 580,580
3.375%, 10/01/40 ...... 1,050 756,917
Marathon Petroleum Corp.
6.500%, 03/01/41 ...... 1,772 1,894,801
Markel Group, Inc.
5.000%, 03/30/43 ...... 50 45,866
Marriott International, Inc.
5.300%, 05/15/34 ...... 100 102,521
Mars, Inc.
Ω 4.750%, 04/20/33 ...... 343 345,571
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
4.509%, 11/08/27(*) .... 100 100,467
McKesson Corp.
6.000%, 03/01/41 ...... 270 281,051
Medtronic Global Holdings SCA
2.250%, 03/07/39 ...... EUR 400 396,894
1.500%, 07/02/39 ...... EUR 800 716,891
Merck & Co., Inc.
3.900%, 03/07/39 ...... 112 99,657
2.350%, 06/24/40 ...... 1,370 985,511
MetLife, Inc.
5.875%, 02/06/41 ...... 880 920,232
4.125%, 08/13/42 ...... 105 89,333
4.875%, 11/13/43 ...... 100 93,044
Micron Technology, Inc.
# 5.875%, 09/15/33 ...... 74 78,718
3.366%, 11/01/41 ...... 445 344,381
Microsoft Corp.
3.450%, 08/08/36 ...... 150 135,874
4.100%, 02/06/37 ...... 109 104,810
Mid-America Apartments, LP
5.300%, 02/15/32 ...... 100 104,146
4.950%, 03/01/35 ...... 152 152,568

104
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Mississippi Power Co.
4.250%, 03/15/42 ...... 1,128 $ 969,467
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 100 92,796
Morgan Stanley
6.375%, 07/24/42 ...... 450 498,539
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
5.020%, 10/30/26(*) .... 387 389,811
Mosaic Co. (The)
5.625%, 11/15/43 ...... 810 781,126
MPLX, LP
4.500%, 04/15/38 ...... 1,250 1,138,779
Mylan, Inc.
5.400%, 11/29/43 ...... 750 651,772
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.619%, 02/05/27(*) .... 315 316,414
8.000%, 03/01/32 ...... 100 118,941
NBCUniversal Media LLC
6.400%, 04/30/40 ...... 140 150,955
5.950%, 04/01/41 ...... 244 248,756
4.450%, 01/15/43 ...... 711 604,660
Nestle Finance International,
Ltd.
3.750%, 11/14/35 ...... EUR 1,169 1,423,681
Newmont Corp.
5.875%, 04/01/35 ...... 123 132,318
5.450%, 06/09/44 ...... 600 596,134
NextEra Energy Capital
Holdings, Inc.
4.850%, 04/30/31 ...... CAD 3,000 2,329,483
5.250%, 03/15/34 ...... 300 307,280
5.450%, 03/15/35 ...... 150 154,546
NiSource, Inc.
5.950%, 06/15/41 ...... 350 360,209
Northern Trust Corp.
3.150%, 05/03/29 ...... 400 390,112
NOV, Inc.
3.950%, 12/01/42 ...... 1,100 867,134
Oklahoma Gas and Electric Co.
5.250%, 05/15/41 ...... 150 147,214
Omnicom Group, Inc.
Ω 3.375%, 03/01/41 ...... 1,047 788,181
ONEOK Partners, LP
6.650%, 10/01/36 ...... 353 385,843
6.850%, 10/15/37 ...... 444 492,032
6.125%, 02/01/41 ...... 1,174 1,215,035
6.200%, 09/15/43 ...... 150 153,207
ONEOK, Inc.
6.000%, 06/15/35 ...... 358 378,292
Oracle Corp.
6.500%, 04/15/38 ...... 102 104,382
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.600%, 04/01/40 ...... 510 $ 376,683
5.375%, 07/15/40 ...... 1,931 1,740,109
3.650%, 03/25/41 ...... 404 294,799
Ovintiv , Inc.
# 6.250%, 07/15/33 ...... 984 1,044,773
6.500%, 08/15/34 ...... 1,300 1,399,560
6.625%, 08/15/37 ...... 564 604,041
6.500%, 02/01/38 ...... 2,601 2,745,886
PayPal Holdings, Inc.
2.850%, 10/01/29 ...... 400 383,518
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200%, 06/15/30 ...... 401 427,465
Pfizer Investment Enterprises
Pte, Ltd.
5.110%, 05/19/43 ...... 178 171,063
Pfizer, Inc.
7.200%, 03/15/39 ...... 800 951,612
Philip Morris International, Inc.
3.250%, 06/06/32 ...... EUR 2,382 2,822,832
5.625%, 09/07/33 ...... 100 105,811
4.900%, 11/01/34 ...... 200 201,126
6.375%, 05/16/38 ...... 545 603,930
4.375%, 11/15/41 ...... 1,068 948,511
4.500%, 03/20/42 ...... 346 309,423
3.875%, 08/21/42 ...... 1,390 1,145,529
4.125%, 03/04/43 ...... 1,129 959,735
4.875%, 11/15/43 ...... 453 418,435
Phillips 66 Co.
5.250%, 06/15/31 ...... 100 103,671
5.300%, 06/30/33 ...... 250 256,840
4.950%, 03/15/35 ...... 1,002 996,049
5.875%, 05/01/42 ...... 2,260 2,276,338
Plains All American Pipeline,
LP/PAA Finance Corp.
6.700%, 05/15/36 ...... 500 542,326
6.650%, 01/15/37 ...... 1,263 1,372,749
5.150%, 06/01/42 ...... 1,125 1,038,097
4.300%, 01/31/43 ...... 1,028 850,707
4.700%, 06/15/44 ...... 300 257,097
PNC Financial Services Group,
Inc. (The)
3.450%, 04/23/29 ...... 400 394,168
2.550%, 01/22/30 ...... 116 109,208
PPG Industries, Inc.
3.250%, 03/04/32 ...... EUR 3,236 3,815,290
Principal Financial Group, Inc.
5.375%, 03/15/33 ...... 910 943,258
6.050%, 10/15/36 ...... 210 227,805
4.625%, 09/15/42 ...... 150 133,624
Prologis Euro Finance LLC
4.625%, 05/23/33 ...... EUR 1,675 2,129,068
4.000%, 05/05/34 ...... EUR 670 815,224
Prologis International Funding
II SA

105
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.700%, 10/07/34, MTN . EUR 1,200 $ 1,417,440
Prologis, LP
5.125%, 01/15/34 ...... 1,000 1,022,424
Prudential Financial, Inc.
5.700%, 12/14/36, MTN . 400 422,244
6.625%, 12/01/37, MTN . 299 338,637
Public Storage Operating Co.
3.385%, 05/01/29 ...... 400 392,728
0.500%, 09/09/30 ...... EUR 100 106,045
0.875%, 01/24/32 ...... EUR 910 944,941
PVH Corp.
4.125%, 07/16/29 ...... EUR 100 122,693
Quanta Services, Inc.
3.050%, 10/01/41 ...... 1,010 750,004
Realty Income Corp.
4.875%, 07/06/30 ...... EUR 100 127,047
3.375%, 06/20/31 ...... EUR 345 412,599
5.625%, 10/13/32 ...... 100 105,964
1.800%, 03/15/33 ...... 200 166,248
1.750%, 07/13/33 ...... GBP 100 109,511
4.900%, 07/15/33 ...... 170 171,916
# 5.125%, 02/15/34 ...... 350 357,654
5.125%, 07/06/34 ...... EUR 2,500 3,260,360
3.875%, 06/20/35 ...... EUR 1,601 1,897,757
6.000%, 12/05/39 ...... GBP 163 226,259
5.250%, 09/04/41 ...... GBP 571 728,641
Reinsurance Group of America,
Inc.
6.000%, 09/15/33 ...... 506 538,080
5.750%, 09/15/34 ...... 200 207,996
Royalty Pharma PLC
5.400%, 09/02/34 ...... 450 460,872
3.300%, 09/02/40 ...... 1,710 1,328,849
RTX Corp.
4.450%, 11/16/38 ...... 473 444,662
S&P Global, Inc.
# 2.900%, 03/01/32 ...... 3,000 2,760,767
Schlumberger Finance BV
2.000%, 05/06/32 ...... EUR 100 111,151
Schlumberger Holdings Corp.
Ω 5.000%, 06/01/34 ...... 150 151,416
Sempra
6.000%, 10/15/39 ...... 300 310,451
Sempra Infrastructure Partners,
LP
Ω 3.250%, 01/15/32 ...... 566 500,730
Shell Finance US, Inc.
SOFR+0.78%, FRN,
4.594%, 11/06/30(*) .... 160 160,762
Ω 6.375%, 12/15/38 ...... 799 891,953
Ω 5.500%, 03/25/40 ...... 450 459,357
Shell International Finance BV
0.500%, 11/08/31, MTN . EUR 350 361,758
Simon Property Group, LP
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.250%, 01/15/32 ...... 50 $ 44,168
4.750%, 09/26/34 ...... 459 455,184
6.750%, 02/01/40 ...... 536 613,959
4.750%, 03/15/42 ...... 550 506,898
Southern Co. Gas Capital Corp.
5.750%, 09/15/33 ...... 200 211,504
4.950%, 09/15/34 ...... 205 205,143
5.875%, 03/15/41 ...... 411 424,846
4.400%, 06/01/43 ...... 610 524,124
Stanley Black & Decker, Inc.
2.300%, 03/15/30 ...... 301 276,896
3.000%, 05/15/32 ...... 319 289,896
5.200%, 09/01/40 ...... 810 784,097
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.217%, 11/25/26(*) .... 1,000 1,002,100
State Street Corp.
SOFR+0.64%, FRN,
4.548%, 10/22/27(*) .... 585 587,864
Stellantis NV
3.500%, 09/19/30, MTN . EUR 900 1,076,929
4.250%, 06/16/31, MTN . EUR 360 440,602
Store Capital LLC
2.750%, 11/18/30 ...... 100 91,090
2.700%, 12/01/31 ...... 150 132,759
Synchrony Financial
2.875%, 10/28/31 ...... 750 669,803
Tanger Properties, LP
3.875%, 07/15/27 ...... 145 144,331
Tapestry, Inc.
5.500%, 03/11/35 ...... 200 204,023
Targa Resources Corp.
6.125%, 03/15/33 ...... 409 437,024
TD SYNNEX Corp.
6.100%, 04/12/34 ...... 130 137,237
Timken Co. (The)
4.125%, 04/01/32 ...... 100 95,968
4.125%, 05/23/34 ...... EUR 3,421 4,135,291
Toll Brothers Finance Corp.
3.800%, 11/01/29 ...... 400 394,389
Tyson Foods, Inc.
# 5.700%, 03/15/34 ...... 100 105,290
5.150%, 08/15/44 ...... 150 142,116
UnitedHealth Group, Inc.
5.150%, 07/15/34 ...... 100 102,023
5.800%, 03/15/36 ...... 200 211,630
6.875%, 02/15/38 ...... 200 228,999
3.500%, 08/15/39 ...... 200 165,152
2.750%, 05/15/40 ...... 400 295,616
5.700%, 10/15/40 ...... 100 102,743
5.950%, 02/15/41 ...... 300 313,016
3.050%, 05/15/41 ...... 800 601,886
4.250%, 03/15/43 ...... 100 85,202
5.500%, 07/15/44 ...... 500 491,568

106
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Unum Group
5.750%, 08/15/42 ...... 500 $ 498,827
Valero Energy Corp.
6.625%, 06/15/37 ...... 1,297 1,430,673
Ventas Realty, LP
5.700%, 09/30/43 ...... 339 341,846
Verizon Communications, Inc.
4.750%, 10/31/34 ...... EUR 251 322,959
5.850%, 09/15/35 ...... 200 212,804
4.272%, 01/15/36 ...... 490 459,230
3.750%, 02/28/36, MTN . EUR 144 170,856
5.250%, 03/16/37 ...... 639 639,952
2.875%, 01/15/38 ...... EUR 500 533,842
4.812%, 03/15/39 ...... 2,540 2,406,186
2.650%, 11/20/40 ...... 931 663,395
3.400%, 03/22/41 ...... 1,261 982,624
2.850%, 09/03/41 ...... 750 539,578
3.850%, 11/01/42 ...... 125 99,957
6.550%, 09/15/43 ...... 400 438,024
Viatris , Inc.
2.300%, 06/22/27 ...... 103 100,302
# 2.700%, 06/22/30 ...... 500 458,156
3.850%, 06/22/40 ...... 2,205 1,697,609
Virginia Electric and Power Co.
5.000%, 04/01/33 ...... 182 185,435
5.000%, 01/15/34 ...... 100 101,177
6.000%, 01/15/36 ...... 350 375,361
6.000%, 05/15/37 ...... 688 738,153
6.350%, 11/30/37 ...... 381 416,745
8.875%, 11/15/38 ...... 1,004 1,339,066
4.000%, 01/15/43 ...... 300 247,069
4.650%, 08/15/43 ...... 415 370,699
4.450%, 02/15/44 ...... 512 443,499
Visa, Inc.
3.125%, 05/15/33 ...... EUR 2,750 3,261,130
2.375%, 06/15/34 ...... EUR 1,225 1,371,112
3.500%, 05/15/37 ...... EUR 2,350 2,781,351
Voya Financial, Inc.
5.700%, 07/15/43 ...... 523 521,305
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 400 395,850
4.250%, 07/23/32 ...... EUR 2,307 2,838,242
3.700%, 11/19/34 ...... EUR 305 355,686
Walt Disney Co. (The)
6.650%, 11/15/37 ...... 100 113,668
6.900%, 08/15/39 ...... 200 228,065
6.150%, 02/15/41 ...... 85 91,793
Wells Fargo & Co.
1.000%, 02/02/27, MTN . EUR 100 117,451
0.625%, 03/25/30, MTN . EUR 300 325,241
0.625%, 08/14/30 ...... EUR 400 429,431
5.375%, 02/07/35 ...... 100 104,553
Western Midstream Operating,
LP
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.150%, 04/01/33 ...... 300 $ 317,056
5.450%, 11/15/34 ...... 1,495 1,504,994
5.500%, 12/15/35 ...... 816 812,474
5.450%, 04/01/44 ...... 501 458,453
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 250 230,232
# 6.200%, 11/17/36 ...... 3,317 3,463,291
6.200%, 06/21/40 ...... 700 723,805
Whirlpool Corp.
4.700%, 05/14/32 ...... 200 182,012
5.500%, 03/01/33 ...... 150 140,546
5.750%, 03/01/34 ...... 1,587 1,494,047
5.150%, 03/01/43, MTN . 200 163,201
Williams Cos., Inc. (The)
6.300%, 04/15/40 ...... 1,521 1,638,022
5.800%, 11/15/43 ...... 650 645,712
5.400%, 03/04/44 ...... 100 96,095
5.750%, 06/24/44 ...... 100 99,505
Wisconsin Power and Light Co.
4.950%, 04/01/33 ...... 306 310,084
Xcel Energy, Inc.
4.800%, 09/15/41 ...... 160 145,550
TOTAL UNITED STATES .. 408,006,351
TOTAL BONDS .......... 830,013,536
U.S. TREASURY OBLIGATIONS
— (1.4%)
U.S. Treasury Notes
USBMMY3M + 0.15%,
FRN, 3.763% 04/30/26(*) 9,377 9,379,172
USBMMY3M + 0.21%,
FRN, 3.818% 10/31/26(*) 187 187,193
USBMMY3M + 0.16%,
FRN, 3.772% 07/31/27(*) 2,100 2,102,498
TOTAL U.S. TREASURY
OBLIGATIONS ........... 11,668,863
TOTAL INVESTMENT
SECURITIES — ( 96.7% )
(Cost $814,606,071) ...... 841,682,399
Shares Value
SECURITIES LENDING
COLLATERAL — (3.3%)
@§ The DFA Short Term
Investment Fund ...... 2,511,678 29,060,120
TOTAL INVESTMENTS
— (100.0%)
(Cost $843,666,191) ...... $ 870,742,519

107
Dimensional Global Credit ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $60,419,633 which represented 7.1% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of January 31, 2026.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONIA/N Sterling Overnight Index Average
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of January 31, 2026, Dimensional Global Credit ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
AUD 2,510,513 USD 1,676,174 Citigroup 02/02/26 $ 82,567
AUD 1,990,097 USD 1,332,778 State Street Bank and Trust 02/02/26 61,384
JPY 8,901,225 USD 56,348 Citigroup 02/04/26 1,359
JPY 8,446,133 USD 53,479 Citigroup 02/04/26 1,278
GBP 615,561 USD 830,279 Citigroup 02/09/26 14,421
EUR 1,327,504 USD 1,546,424 Citigroup 02/09/26 33,265
EUR 911,647 USD 1,065,293 Citigroup 02/09/26 19,539
AUD 2,835,332 USD 1,921,647 Citigroup 02/17/26 64,606
USD 2,774,954 CAD 3,740,935 Citigroup 02/17/26 10,851
USD 4,278,930 EUR 3,578,019 Citigroup 02/27/26 17,820
USD 3,907,767 AUD 5,544,880 RBC Dominion Securities 03/04/26 23,460
AUD 2,618,712 USD 1,829,104 Citigroup 03/13/26 5,285
AUD 1,553,403 USD 1,038,356 Citigroup 03/13/26 49,791
AUD 2,265,082 USD 1,511,879 RBC Dominion Securities 03/13/26 74,795
USD 42,630,959 EUR 35,564,060 RBC Dominion Securities 04/07/26 191,487
Total Appreciation $651,908
USD 6,732,829 AUD 10,045,490 BNY Capital Markets 02/02/26 $ (304,538)
USD 41,893,360 EUR 35,564,060 Citigroup 02/02/26 (415,593)

108
Dimensional Global Credit ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 782,582 EUR 671,599 Citigroup 02/04/26 $ (16,424)
USD 1,823,110 JPY 284,242,509 RBC Dominion Securities 02/04/26 (19,657)
USD 38,904,302 EUR 33,046,078 RBC Dominion Securities 02/04/26 (410,855)
USD 9,451,400 GBP 7,005,906 Citigroup 02/09/26 (162,404)
USD 45,309,808 EUR 38,720,735 State Street Bank and Trust 02/09/26 (766,681)
USD 42,561,847 EUR 36,412,793 Citigroup 02/11/26 (772,080)
USD 3,184,318 AUD 4,765,809 BNY Capital Markets 02/17/26 (154,304)
USD 235,868 CAD 327,849 Citigroup 02/17/26 (6,373)
USD 2,573,317 CAD 3,576,564 Citigroup 02/17/26 (69,336)
USD 3,078,472 AUD 4,554,128 Citigroup 02/23/26 (111,833)
USD 2,304,731 AUD 3,359,618 Citigroup 02/27/26 (48,770)
EUR 1,016,590 USD 1,217,400 RBC Dominion Securities 02/27/26 (6,729)
USD 3,377,018 CAD 4,673,160 Citigroup 03/09/26 (78,690)
USD 1,895,138 CAD 2,608,242 Citigroup 03/09/26 (33,605)
USD 2,063,807 CAD 2,858,094 Citigroup 03/09/26 (49,696)
USD 226,750 CAD 313,757 Citigroup 03/09/26 (5,267)
USD 1,660,413 CAD 2,286,076 Citigroup 03/09/26 (30,095)
USD 11,806,662 CAD 16,262,115 Citigroup 03/10/26 (219,380)
USD 1,671,464 NZD 2,865,069 Citigroup 03/13/26 (63,872)
USD 20,385 NZD 35,300 Citigroup 03/13/26 (996)
USD 9,088,559 AUD 13,645,915 Citigroup 03/13/26 (470,309)
USD 12,531,307 CAD 17,347,629 Citigroup 03/17/26 (301,474)
USD 971,244 JPY 153,319,243 Citigroup 03/17/26 (26,104)
USD 43,383,214 EUR 37,141,442 RBC Dominion Securities 03/17/26 (889,634)
USD 41,924,394 EUR 35,924,530 RBC Dominion Securities 03/23/26 (911,877)
USD 1,354,955 JPY 213,753,914 Citigroup 03/27/26 (36,760)
USD 12,631,975 CAD 17,414,705 Citigroup 03/27/26 (256,145)
USD 46,942 NZD 78,201 Citigroup 03/30/26 (458)
USD 317,278 JPY 49,930,495 Citigroup 03/30/26 (7,898)
USD 4,153,471 CAD 5,618,256 State Street Bank and Trust 03/30/26 (4,991)
USD 11,639,247 CAD 15,982,120 State Street Bank and Trust 03/30/26 (190,233)
USD 43,862,977 EUR 37,266,919 BNY Capital Markets 04/02/26 (598,142)
USD 6,765,603 EUR 5,816,032 Citigroup 04/02/26 (173,186)
Total (Depreciation) $(7,614,389)
Total Appreciation (Depreciation) $(6,962,481)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 42,849,847 $ — $ 42,849,847
Austria .............................. — 280,066 — 280,066
Belgium ............................. — 3,829,292 — 3,829,292
Canada ............................. — 104,709,221 — 104,709,221
Denmark ............................ — 8,529,328 — 8,529,328
Finland .............................. — 5,327,546 — 5,327,546
France .............................. — 47,759,410 — 47,759,410
Germany ............................ — 28,599,357 — 28,599,357
Hong Kong ........................... — 382,905 — 382,905
Italy ................................ — 12,710,163 — 12,710,163
Japan ............................... — 43,422,435 — 43,422,435
Luxembourg .......................... — 9,931,931 — 9,931,931

109
Dimensional Global Credit ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Netherlands .......................... $ — $ 13,678,321 $ — $ 13,678,321
New Zealand ......................... — 1,766,203 — 1,766,203
Norway .............................. — 7,873,728 — 7,873,728
Singapore ............................ — 2,996,981 — 2,996,981
Spain ............................... — 14,415,580 — 14,415,580
Supranational ......................... — 19,228,439 — 19,228,439
Sweden ............................. — 8,866,424 — 8,866,424
Switzerland ........................... — 8,791,717 — 8,791,717
United Kingdom ....................... — 36,058,291 — 36,058,291
United States ......................... — 408,006,351 — 408,006,351
U.S. Treasury Obligations ................. — 11,668,863 — 11,668,863
Securities Lending Collateral ............... — 29,060,120 — 29,060,120
Total Investments ........................ $— $870,742,519 $— $870,742,519
Financial Instruments
Assets
Forward Currency Contracts** .............. — 651,908 — 651,908
Liabilities
Forward Currency Contracts** .............. — (7,614,389) — (7,614,389)
Total Other Financial Instruments ........... $– $(6,962,481) $– $(6,962,481)
** Valued at the unrealized appreciation (depreciation) on the investment.

110
Dimensional Ultrashort Fixed Income ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
BONDS — (66.1%)
AUSTRALIA — (7.0%)
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.56%, FRN,
4.242%, 03/18/26(*) .... 4,029 $ 4,031,015
Ω SOFR+0.47%, FRN,
4.154%, 12/16/26(*) .... 580 580,899
SOFR+0.47%, FRN,
4.154%, 12/16/26(*) .... 390 390,605
SOFR+0.81%, FRN,
4.745%, 01/18/27(*) .... 10,510 10,564,326
Ω SOFR+0.81%, FRN,
4.745%, 01/18/27(*) .... 10,019 10,070,788
Ω SOFR+0.68%, FRN,
4.625%, 07/16/27(*) .... 3,415 3,432,806
SOFR+0.68%, FRN,
4.625%, 07/16/27(*) .... 310 311,616
Ω SOFR+0.65%, FRN,
4.686%, 09/30/27(*) .... 550 552,134
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.434%, 03/13/26(*) .... 3,786 3,788,539
SOFR+0.75%, FRN,
4.434%, 03/13/26(*) .... 3,000 3,002,012
Ω SOFR+0.52%, FRN,
4.204%, 06/15/26(*) .... 4,193 4,197,814
Ω SOFR+0.46%, FRN,
4.206%, 11/27/26(*) .... 11,535 11,573,464
SOFR+0.46%, FRN,
4.206%, 11/27/26(*) .... 13,388 13,432,643
Glencore Funding LLC
Ω 1.625%, 04/27/26 ...... 407 404,627
Ω SOFRINDX+0.75%, FRN,
4.771%, 10/01/26(*) .... 8,231 8,247,817
Ω SOFRINDX+1.06%, FRN,
5.071%, 04/04/27(*) .... 753 756,577
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
4.906%, 12/07/26(*) .... 2,800 2,821,265
SOFR+0.92%, FRN,
4.939%, 07/02/27(*) .... 5,443 5,482,244
Ω SOFR+0.92%, FRN,
4.939%, 07/02/27(*) .... 3,674 3,700,490
National Australia Bank, Ltd.
Ω SOFR+0.62%, FRN,
4.310%, 06/11/27(*) .... 1,450 1,455,719
Ω SOFR+0.60%, FRN,
4.489%, 10/26/27(*) .... 7,707 7,742,078
Westpac Banking Corp.
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
SOFR+0.42%, FRN,
4.365%, 04/16/26(*) .... 9,201 $ 9,206,695
SOFR+0.52%, FRN,
4.239%, 06/03/26(*) .... 5,111 5,116,995
SOFR+0.46%, FRN,
4.395%, 10/20/26(*) .... 9,293 9,310,471
TOTAL AUSTRALIA ....... 120,173,639
CANADA — (5.4%)
Bank of Montreal
SOFRINDX+1.33%, FRN,
5.039%, 06/05/26(*) .... 1,048 1,052,011
SOFRINDX+0.62%, FRN,
4.304%, 09/15/26(*), MTN 2,900 2,906,574
SOFRINDX+1.16%, FRN,
4.850%, 12/11/26(*) .... 3,880 3,908,187
SOFRINDX+0.76%, FRN,
4.473%, 06/04/27(*) .... 6,636 6,667,234
Bank of Nova Scotia (The)
4.750%, 02/02/26 ...... 6,700 6,700,000
SOFRINDX+0.55%, FRN,
4.279%, 03/02/26(*) .... 2,582 2,582,779
SOFR+0.61%, FRN,
4.294%, 09/15/26(*) .... 450 450,821
SOFRINDX+0.78%, FRN,
4.493%, 06/04/27(*) .... 4,717 4,738,575
Brookfield Finance, Inc.
4.250%, 06/02/26 ...... 200 200,078
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.239%, 10/02/26(*) .... 6,830 6,872,858
SOFR+0.94%, FRN,
4.986%, 06/28/27(*) .... 2,524 2,544,192
Canadian National Railway Co.
2.750%, 03/01/26 ...... 150 149,870
Columbia Pipelines Holding Co.
LLC
Ω 6.055%, 08/15/26 ...... 600 604,960
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
4.956%, 03/11/26(*) .... 4,220 4,225,188
Element Fleet Management
Corp.
Ω 6.271%, 06/26/26 ...... 3,049 3,070,916
Emera US Finance, LP
3.550%, 06/15/26 ...... 4,407 4,394,780
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.459%, 04/27/26(*) .... 2,225 2,227,365
SOFRINDX+1.08%, FRN,
5.015%, 07/20/26(*) .... 4,957 4,977,487

111
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
SOFRINDX+0.59%, FRN,
4.434%, 11/02/26(*), MTN 1,441 $ 1,444,764
SOFRINDX+0.95%, FRN,
4.885%, 01/19/27(*) .... 3,882 3,906,044
SOFRINDX+0.71%, FRN,
4.638%, 01/21/27(*) .... 2,375 2,383,990
Suncor Energy, Inc.
7.875%, 06/15/26 ...... 10,250 10,390,989
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.019%, 07/17/26(*), MTN 5,774 5,795,883
SOFR+0.59%, FRN,
4.284%, 09/10/26(*) .... 1,358 1,361,029
# SOFR+0.62%, FRN,
4.303%, 12/17/26(*) .... 4,486 4,499,436
# SOFR+0.73%, FRN,
4.741%, 04/05/27(*) .... 3,692 3,707,867
TOTAL CANADA ......... 91,763,877
FINLAND — (0.2%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
4.422%, 03/19/27(*) .... 2,841 2,851,714
TOTAL FINLAND ......... 2,851,714
FRANCE — (0.9%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.373%, 07/13/26(*) .... 450 452,296
Ω 5.896%, 07/13/26 ...... 942 950,426
Ω SOFR+1.13%, FRN,
5.032%, 01/23/27(*) .... 1,900 1,913,277
Credit Agricole SA
Ω # SOFR+1.29%, FRN,
5.301%, 07/05/26(*) .... 2,964 2,976,834
Ω SOFR+0.87%, FRN,
4.560%, 03/11/27(*) .... 2,410 2,420,477
Societe Generale SA
Ω SOFR+1.10%, FRN,
4.871%, 02/19/27(*) .... 700 703,317
SOFR+1.10%, FRN,
4.871%, 02/19/27(*) .... 6,200 6,229,376
TOTAL FRANCE ......... 15,646,003
GERMANY — (2.2%)
BMW US Capital LLC
Ω SOFRINDX+0.55%, FRN,
4.569%, 04/02/26(*) .... 1,186 1,186,756
Ω 2.800%, 04/11/26 ...... 1,410 1,406,427
Ω SOFRINDX+0.80%, FRN,
4.594%, 08/13/26(*) .... 4,445 4,458,420
Ω SOFRINDX+0.78%, FRN,
4.462%, 03/19/27(*) .... 1,775 1,782,484
Ω SOFR+0.71%, FRN,
4.512%, 08/11/27(*) .... 7,271 7,292,556
Deutsche Bank AG
Face
Amount^
Value
(000)
GERMANY — (Continued)
1.686%, 03/19/26 ...... 564 $ 562,580
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SOFRINDX+1.00%, FRN,
4.822%, 05/08/26(*) .... 600 601,254
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.63%, FRN,
4.515%, 07/31/26(*) .... 2,244 2,248,393
Ω SOFR+0.78%, FRN,
4.801%, 04/01/27(*) .... 6,750 6,776,621
T-Mobile USA, Inc.
1.500%, 02/15/26 ...... 6,742 6,734,373
Volkswagen Group of America
Finance LLC
Ω SOFR+0.83%, FRN,
4.909%, 03/20/26(*) .... 2,614 2,615,209
Ω SOFR+1.06%, FRN,
4.849%, 08/14/26(*) .... 1,333 1,337,394
TOTAL GERMANY ....... 37,002,467
IRELAND — (0.0%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
4.450%, 04/03/26 ...... 240 240,002
TOTAL IRELAND ......... 240,002
ITALY — (0.7%)
Republic of Italy Government
International Bond
1.250%, 02/17/26 ...... 11,950 11,935,003
TOTAL ITALY ........... 11,935,003
JAPAN — (4.8%)
7-Eleven, Inc.
0.950%, 02/10/26 ...... 170 169,879
Ω 0.950%, 02/10/26 ...... 3,480 3,477,530
Aircastle, Ltd.
4.250%, 06/15/26 ...... 1,429 1,428,688
American Honda Finance Corp.
SOFR+0.55%, FRN,
4.314%, 05/21/26(*), MTN 168 168,128
SOFRINDX+0.72%, FRN,
4.731%, 10/05/26(*) .... 4,843 4,855,689
SOFR+0.62%, FRN,
4.311%, 12/11/26(*), MTN 2,700 2,705,483
SOFR+0.75%, FRN,
4.708%, 01/15/27(*), MTN 737 740,885
SOFR+0.77%, FRN,
4.457%, 03/12/27(*) .... 195 195,383
SOFR+0.71%, FRN,
4.693%, 07/09/27(*) .... 1,450 1,455,622
SOFR+0.87%, FRN,
4.853%, 07/09/27(*) .... 750 753,898
SOFR+0.73%, FRN,
4.524%, 08/13/27(*) .... 1,500 1,506,903

112
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
SOFR+0.65%, FRN,
4.479%, 11/19/27(*) .... 4,000 $ 4,006,120
Mitsubishi UFJ Financial Group,
Inc.
3.850%, 03/01/26 ...... 566 566,027
Mizuho Financial Group, Inc.
Ω 3.477%, 04/12/26 ...... 240 239,786
Nomura Holdings, Inc.
1.653%, 07/14/26 ...... 2,970 2,939,270
NTT Finance Corp.
1.162%, 04/03/26 ...... 6,215 6,184,124
Ω 1.162%, 04/03/26 ...... 9,518 9,470,719
Sumitomo Mitsui Financial
Group, Inc.
# 3.784%, 03/09/26 ...... 733 733,153
SOFR+1.30%, FRN,
5.289%, 07/13/26(*) .... 1,965 1,973,900
2.632%, 07/14/26 ...... 1,500 1,491,949
SOFR+0.88%, FRN,
4.866%, 01/14/27(*) .... 5,833 5,863,716
Sumitomo Mitsui Trust Bank,
Ltd.
SOFR+1.12%, FRN,
4.833%, 03/09/26(*) .... 2,161 2,162,966
Ω SOFR+1.12%, FRN,
4.833%, 03/09/26(*) .... 1,103 1,104,004
Ω SOFR+1.15%, FRN,
4.843%, 09/14/26(*) .... 4,402 4,423,585
SOFR+1.15%, FRN,
4.843%, 09/14/26(*) .... 4,200 4,220,595
SOFR+0.98%, FRN,
4.689%, 09/10/27(*) .... 1,500 1,514,070
Ω SOFR+0.98%, FRN,
4.689%, 09/10/27(*) .... 1,761 1,777,518
Toyota Motor Credit Corp.
SOFRINDX+0.45%, FRN,
4.428%, 04/10/26(*), MTN 2,210 2,211,260
SOFR+0.45%, FRN,
4.236%, 05/15/26(*) .... 2,585 2,587,195
SOFRINDX+0.89%, FRN,
4.672%, 05/18/26(*) .... 450 450,968
# SOFR+0.77%, FRN,
4.580%, 08/07/26(*) .... 4,211 4,223,195
SOFR+0.47%, FRN,
4.459%, 01/08/27(*) .... 1,443 1,445,815
SOFR+0.65%, FRN,
4.332%, 03/19/27(*), MTN 1,903 1,911,035
# SOFR+0.71%, FRN,
4.499%, 05/14/27(*) .... 741 745,426
SOFR+0.45%, FRN,
4.095%, 01/12/28(*) .... 3,000 3,003,498
TOTAL JAPAN ........... 82,707,982
LUXEMBOURG — (0.1%)
ArcelorMittal SA
Face
Amount^
Value
(000)
LUXEMBOURG — (Continued)
4.550%, 03/11/26 ...... 2,247 $ 2,247,480
TOTAL LUXEMBOURG .... 2,247,480
NETHERLANDS — (2.0%)
Cooperatieve Rabobank UA/NY
SOFRINDX+0.62%, FRN,
4.365%, 08/28/26(*) .... 8,422 8,439,783
SOFRINDX+0.90%, FRN,
4.911%, 10/05/26(*) .... 1,478 1,484,867
SOFRINDX+0.71%, FRN,
4.419%, 03/05/27(*) .... 824 828,156
SOFR+0.59%, FRN,
4.336%, 05/27/27(*) .... 9,867 9,904,083
SOFR+0.41%, FRN,
4.086%, 01/14/28(*) .... 12,667 12,674,473
TOTAL NETHERLANDS ... 33,331,362
NORWAY — (0.3%)
Kommunalbanken A/S
Ω SOFRINDX+1.00%, FRN,
4.687%, 06/17/26(*) .... 650 652,050
SOFRINDX+1.00%, FRN,
4.687%, 06/17/26(*) .... 4,800 4,815,137
TOTAL NORWAY ........ 5,467,187
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
Ω SOFR+0.38%, FRN,
4.166%, 08/20/27(*) .... 1,675 1,676,165
TOTAL SINGAPORE ...... 1,676,165
SPAIN — (0.0%)
Banco Santander SA
1.849%, 03/25/26 ...... 600 598,181
TOTAL SPAIN ........... 598,181
SUPRANATIONAL — (4.1%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.690%, 06/16/26(*) .... 850 852,499
SOFRINDX+1.00%, FRN,
4.761%, 08/27/26(*) .... 200 200,986
SOFRINDX+1.00%, FRN,
5.023%, 04/06/27(*) .... 1,200 1,210,434
Asian Infrastructure Investment
Bank (The)
SOFR+0.22%, FRN,
4.200%, 04/15/26(*), MTN 8,000 8,002,240
Ω SOFRINDX+0.62%, FRN,
4.422%, 08/16/27(*) .... 328 329,756
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.153%, 04/14/26(*) .... 2,068 2,067,876
Inter-American Development
Bank
SOFRINDX+0.20%, FRN,
4.019%, 02/10/26(*) .... 4,317 4,317,086

113
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.17%, FRN,
3.860%, 09/16/26(*) .... 7,117 $ 7,117,280
SOFRINDX+0.28%, FRN,
4.272%, 04/12/27(*) .... 1,655 1,656,198
SOFRINDX+0.35%, FRN,
4.381%, 10/04/27(*) .... 4,455 4,461,606
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
3.873%, 06/15/26(*) .... 644 644,232
SOFRINDX+0.31%, FRN,
3.992%, 09/23/26(*) .... 1,007 1,007,523
SOFRINDX+0.37%, FRN,
4.362%, 01/12/27(*) .... 9,805 9,815,918
SOFRINDX+0.28%, FRN,
4.052%, 02/23/27(*) .... 3,800 3,805,206
SOFRINDX+0.27%, FRN,
3.963%, 06/15/27(*) .... 5,166 5,168,723
SOFRINDX+0.43%, FRN,
4.220%, 08/19/27(*) .... 355 356,569
SOFRINDX+0.28%, FRN,
4.075%, 11/18/27(*) .... 300 300,227
International Finance Corp.
SOFRINDX+0.28%, FRN,
3.970%, 03/16/26(*) .... 1,250 1,250,113
SOFRINDX+0.27%, FRN,
4.159%, 07/30/27(*), MTN 18,119 18,127,573
TOTAL SUPRANATIONAL . 70,692,045
SWEDEN — (0.6%)
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.89%, FRN,
4.599%, 03/05/27(*) .... 1,163 1,169,596
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
4.863%, 08/03/26(*) .... 1,255 1,260,114
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
4.934%, 06/15/26(*) .... 6,925 6,952,651
Ω SOFR+0.66%, FRN,
4.406%, 05/28/27(*) .... 931 934,500
TOTAL SWEDEN ......... 10,316,861
SWITZERLAND — (0.3%)
UBS Group AG
Ω 4.125%, 04/15/26 ...... 1,475 1,475,881
4.550%, 04/17/26 ...... 3,573 3,578,622
TOTAL SWITZERLAND .... 5,054,503
UNITED KINGDOM — (1.5%)
Bank of England Euro Note
4.625%, 03/06/26, MTN . 353 353,250
BAT International Finance PLC
1.668%, 03/25/26 ...... 2,571 2,562,420
HSBC Holdings PLC
4.300%, 03/08/26 ...... 6,991 6,994,011
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
3.900%, 05/25/26 ...... 251 $ 250,982
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.673%, 03/04/27(*) .... 7,979 8,020,491
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
4.686%, 05/17/27(*) .... 1,000 1,004,950
Standard Chartered Bank
SOFR+0.65%, FRN,
4.639%, 10/08/26(*), MTN 5,850 5,860,753
Standard Chartered PLC
Ω 4.050%, 04/12/26 ...... 535 534,652
TOTAL UNITED KINGDOM . 25,581,509
UNITED STATES — (35.9%)
Altria Group, Inc.
4.400%, 02/14/26 ...... 6,662 6,660,766
Amcor Finance USA, Inc.
3.625%, 04/28/26 ...... 250 249,689
Ameren Corp.
3.650%, 02/15/26 ...... 4,843 4,840,595
American Express Co.
SOFRINDX+0.65%, FRN,
4.300%, 11/04/26(*) .... 4,791 4,804,443
American Tower Corp.
4.400%, 02/15/26 ...... 10,700 10,699,326
1.600%, 04/15/26 ...... 250 248,816
1.450%, 09/15/26 ...... 100 98,450
AT&T, Inc.
7.125%, 03/15/26 ...... 100 100,360
AutoZone, Inc.
3.125%, 04/21/26 ...... 100 99,814
AvalonBay Communities, Inc.
2.950%, 05/11/26 ...... 7,194 7,175,138
Avnet, Inc.
4.625%, 04/15/26 ...... 1,243 1,243,079
Bank of America NA
SOFR+1.02%, FRN,
4.802%, 08/18/26(*) .... 2,773 2,782,675
Baxter International, Inc.
2.600%, 08/15/26 ...... 100 99,132
Boardwalk Pipelines, LP
# 5.950%, 06/01/26 ...... 10,833 10,852,469
Boeing Co. (The)
3.100%, 05/01/26 ...... 11,061 11,034,007
2.250%, 06/15/26 ...... 196 194,627
Boston Properties, LP
3.650%, 02/01/26 ...... 4,009 4,009,000
Bristol-Myers Squibb Co.
SOFR+0.49%, FRN,
4.292%, 02/20/26(*) .... 1,000 1,000,126
Brixmor Operating Partnership,
LP
4.125%, 06/15/26 ...... 11,227 11,228,015

114
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Broadridge Financial Solutions,
Inc.
3.400%, 06/27/26 ...... 1,496 $ 1,491,237
Bunge, Ltd. Finance Corp.
2.000%, 04/21/26 ...... 1,305 1,299,404
Campbell's Company (The)
5.300%, 03/20/26 ...... 600 600,969
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.206%, 02/27/26(*), MTN 5,051 5,052,198
SOFR+0.69%, FRN,
4.635%, 10/16/26(*) .... 926 929,497
SOFR+0.38%, FRN,
4.378%, 01/07/27(*) .... 1,020 1,022,174
SOFR+0.52%, FRN,
4.309%, 05/14/27(*), MTN 1,488 1,495,571
SOFR+0.53%, FRN,
4.528%, 07/07/27(*), MTN 5,016 5,041,680
SOFR+0.56%, FRN,
4.346%, 11/15/27(*) .... 3,263 3,279,475
CenterPoint Energy, Inc.
# 1.450%, 06/01/26 ...... 150 148,700
Charles Schwab Corp. (The)
3.450%, 02/13/26 ...... 150 149,976
0.900%, 03/11/26 ...... 978 975,116
SOFRINDX+0.52%, FRN,
4.314%, 05/13/26(*) .... 3,643 3,645,249
SOFRINDX+1.05%, FRN,
4.769%, 03/03/27(*) .... 10,283 10,362,321
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.109%, 02/26/27(*) .... 18,338 18,384,505
Cigna Group (The)
1.250%, 03/15/26 ...... 4,134 4,121,165
Citibank NA
SOFRINDX+0.59%, FRN,
4.447%, 04/30/26(*) .... 1,770 1,771,186
SOFR+0.71%, FRN,
4.515%, 08/06/26(*) .... 9,658 9,677,413
SOFRINDX+1.06%, FRN,
4.773%, 12/04/26(*) .... 1,939 1,951,123
SOFR+0.78%, FRN,
4.515%, 05/29/27(*) .... 2,123 2,132,787
Citigroup, Inc.
3.400%, 05/01/26 ...... 401 400,632
Citizens Financial Group, Inc.
2.850%, 07/27/26 ...... 440 437,410
CMS Energy Corp.
3.000%, 05/15/26 ...... 1,221 1,217,508
Consolidated Edison Co. of New
York, Inc.
SOFRINDX+0.52%, FRN,
4.302%, 11/18/27(*) .... 1,475 1,478,085
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Constellation Energy
Generation LLC
SOFR+0.60%, FRN,
4.367%, 01/08/28(*) .... 3,067 $ 3,072,214
COPT Defense Properties, LP
2.250%, 03/15/26 ...... 8,250 8,232,089
Crown Castle, Inc.
4.450%, 02/15/26 ...... 4,115 4,114,837
3.700%, 06/15/26 ...... 478 477,208
1.050%, 07/15/26 ...... 100 98,708
CVS Health Corp.
5.000%, 02/20/26 ...... 6,286 6,287,405
2.875%, 06/01/26 ...... 5,067 5,048,238
3.000%, 08/15/26 ...... 250 248,639
eBay, Inc.
1.400%, 05/10/26 ...... 750 745,011
EIDP, Inc.
4.500%, 05/15/26 ...... 1,268 1,267,605
Elevance Health, Inc.
1.500%, 03/15/26 ...... 4,530 4,516,928
Energy Transfer, LP
3.900%, 07/15/26 ...... 3,500 3,499,183
Enterprise Products Operating
LLC
3.700%, 02/15/26 ...... 5,079 5,078,091
EPR Properties
4.750%, 12/15/26 ...... 5,300 5,316,091
Equifax, Inc.
3.250%, 06/01/26 ...... 8,325 8,294,480
Equinix, Inc.
1.450%, 05/15/26 ...... 6,080 6,035,770
Essex Portfolio, LP
3.375%, 04/15/26 ...... 2,393 2,389,709
Eversource Energy
3.350%, 03/15/26 ...... 1,200 1,198,993
# 4.750%, 05/15/26 ...... 300 300,656
Exelon Corp.
3.400%, 04/15/26 ...... 150 149,842
Expedia Group, Inc.
5.000%, 02/15/26 ...... 1,050 1,050,118
Extra Space Storage, LP
3.500%, 07/01/26 ...... 490 488,877
FedEx Corp.
3.250%, 04/01/26 ...... 502 501,386
Fidelity National Information
Services, Inc.
1.150%, 03/01/26 ...... 5,951 5,937,857
Fiserv, Inc.
3.200%, 07/01/26 ...... 1,390 1,385,128
Flex, Ltd.
3.750%, 02/01/26 ...... 2,299 2,299,000
Fortive Corp.
3.150%, 06/15/26 ...... 8,108 8,078,415
GATX Corp.

115
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.250%, 09/15/26 ...... 100 $ 99,479
General Electric Co.
TSFR3M+0.64%, FRN,
4.542%, 05/05/26(*), MTN 7,527 7,534,829
General Motors Financial Co.,
Inc.
5.250%, 03/01/26 ...... 3,179 3,182,281
5.400%, 04/06/26 ...... 554 555,443
1.500%, 06/10/26 ...... 150 148,703
SOFR+1.04%, FRN,
4.789%, 02/26/27(*) .... 945 947,175
SOFRINDX+1.35%, FRN,
5.159%, 05/08/27(*) .... 1,114 1,121,484
Georgia Power Co.
SOFRINDX+0.28%, FRN,
3.964%, 09/15/26(*) .... 3,053 3,053,580
Georgia-Pacific LLC
Ω # 0.950%, 05/15/26 ...... 240 238,055
Gilead Sciences, Inc.
3.650%, 03/01/26 ...... 360 359,900
GlaxoSmithKline Capital PLC
SOFR+0.50%, FRN,
4.187%, 03/12/27(*) .... 15,485 15,540,845
Global Payments, Inc.
1.200%, 03/01/26 ...... 2,540 2,534,368
4.800%, 04/01/26 ...... 6,150 6,156,337
GXO Logistics, Inc.
1.650%, 07/15/26 ...... 4,927 4,871,473
Healthcare Realty Holdings, LP
3.500%, 08/01/26 ...... 200 199,025
Highmark, Inc.
Ω 1.450%, 05/10/26 ...... 1,800 1,784,263
Intel Corp.
4.875%, 02/10/26 ...... 11,068 11,068,664
International Business Machines
Corp.
4.500%, 02/06/26 ...... 557 557,002
3.300%, 05/15/26 ...... 1,700 1,697,673
Jabil, Inc.
1.700%, 04/15/26 ...... 9,319 9,276,007
John Deere Capital Corp.
SOFR+0.57%, FRN,
4.773%, 03/03/26(*), MTN 2,105 2,105,767
SOFR+0.44%, FRN,
4.159%, 03/06/26(*), MTN 6,120 6,121,805
SOFR+0.79%, FRN,
4.508%, 06/08/26(*), MTN 2,214 2,218,079
# SOFR+0.40%, FRN,
4.431%, 01/05/27(*) .... 1,311 1,314,013
SOFR+0.60%, FRN,
4.561%, 04/19/27(*), MTN 682 685,283
SOFR+0.60%, FRN,
4.306%, 06/11/27(*), MTN 1,281 1,286,811
SOFR+0.68%, FRN,
4.660%, 07/15/27(*) .... 650 654,356
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Johnson Controls International
PLC
3.900%, 02/14/26 ...... 9,145 $ 9,145,102
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.483%, 04/29/26(*), MTN 700 700,716
Kellanova
3.250%, 04/01/26 ...... 5,287 5,282,258
Keurig Dr Pepper, Inc.
SOFR+0.58%, FRN,
4.366%, 11/15/26(*) .... 8,863 8,867,033
SOFRINDX+0.88%, FRN,
4.564%, 03/15/27(*) .... 1,692 1,694,783
Kraft Heinz Foods Co.
3.000%, 06/01/26 ...... 11,294 11,257,426
Kroger Co. (The)
3.500%, 02/01/26 ...... 893 893,000
Legg Mason, Inc.
4.750%, 03/15/26 ...... 100 100,102
Loews Corp.
3.750%, 04/01/26 ...... 340 339,898
Lowe's Cos., Inc.
# 4.800%, 04/01/26 ...... 1,070 1,071,019
2.500%, 04/15/26 ...... 250 249,308
Marriott International, Inc.
3.125%, 06/15/26 ...... 11,847 11,812,442
5.450%, 09/15/26 ...... 150 151,200
McCormick & Co., Inc.
0.900%, 02/15/26 ...... 2,767 2,763,811
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
5.020%, 10/30/26(*) .... 1,334 1,343,689
MPLX, LP
1.750%, 03/01/26 ...... 11,316 11,295,216
National Fuel Gas Co.
5.500%, 10/01/26 ...... 100 100,915
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
4.619%, 02/05/27(*) .... 8,540 8,578,324
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.337%, 05/20/27(*) .... 3,055 3,069,450
Old Republic International Corp.
3.875%, 08/26/26 ...... 10,788 10,779,953
Omnicom Group, Inc./Omnicom
Capital, Inc.
3.600%, 04/15/26 ...... 150 149,847
Penske Truck Leasing Co., Lp/
PTL Finance Corp.
Ω 5.750%, 05/24/26 ...... 1,055 1,059,090
Ω 1.700%, 06/15/26 ...... 4,500 4,461,935
PepsiCo Singapore Financing I
Pte, Ltd.

116
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFRINDX+0.56%, FRN,
4.346%, 02/16/27(*) .... 4,604 $ 4,623,383
PepsiCo, Inc.
SOFRINDX+0.40%, FRN,
4.194%, 02/13/26(*) .... 5,462 5,462,557
Pfizer, Inc.
# SOFR+0.50%, FRN,
4.519%, 11/15/27(*) .... 15,951 16,014,386
Philip Morris International, Inc.
2.750%, 02/25/26 ...... 5,893 5,888,548
Phillips 66
1.300%, 02/15/26 ...... 140 139,818
PPG Industries, Inc.
1.200%, 03/15/26 ...... 4,190 4,176,307
PPL Capital Funding, Inc.
3.100%, 05/15/26 ...... 150 149,644
Prudential Financial, Inc.
1.500%, 03/10/26, MTN . 1,748 1,743,853
Public Storage Operating Co.
0.875%, 02/15/26 ...... 250 249,640
SOFRINDX+0.70%, FRN,
4.645%, 04/16/27(*) .... 9,504 9,536,786
PulteGroup, Inc.
5.500%, 03/01/26 ...... 9,600 9,609,876
Realty Income Corp.
0.750%, 03/15/26 ...... 228 227,173
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
4.529%, 11/13/26(*) .... 659 662,173
RTX Corp.
5.000%, 02/27/26 ...... 1,985 1,985,440
Ryder System, Inc.
1.750%, 09/01/26, MTN . 1,650 1,628,678
Sanofi SA
SOFR+0.46%, FRN,
4.302%, 11/03/27(*) .... 24,000 24,099,765
Sempra
5.400%, 08/01/26 ...... 2,099 2,111,184
Southern Co. Gas Capital Corp.
3.250%, 06/15/26 ...... 250 249,388
Southwestern Electric Power
Co.
1.650%, 03/15/26 ...... 11,471 11,440,032
Stanley Black & Decker, Inc.
3.400%, 03/01/26 ...... 8,219 8,214,710
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.217%, 11/25/26(*) .... 2,090 2,094,389
State Street Corp.
SOFR+0.85%, FRN,
4.664%, 08/03/26(*) .... 526 527,316
SOFR+0.64%, FRN,
4.548%, 10/22/27(*) .... 387 388,895
Stryker Corp.
3.500%, 03/15/26 ...... 2,114 2,112,969
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Synchrony Financial
3.700%, 08/04/26 ...... 1,182 $ 1,179,537
Tanger Properties, LP
3.125%, 09/01/26 ...... 200 198,693
TWDC Enterprises 18 Corp.
3.000%, 02/13/26 ...... 150 149,959
Tyson Foods, Inc.
4.000%, 03/01/26 ...... 150 149,983
Union Pacific Corp.
4.750%, 02/21/26 ...... 6,000 6,000,927
2.750%, 03/01/26 ...... 150 149,873
UnitedHealth Group, Inc.
3.100%, 03/15/26 ...... 150 149,862
1.150%, 05/15/26 ...... 2,584 2,564,656
SOFR+0.50%, FRN,
4.458%, 07/15/26(*) .... 10,379 10,395,475
Utah Acquisition Sub, Inc.
3.950%, 06/15/26 ...... 11,800 11,788,773
Verizon Communications, Inc.
SOFRINDX+0.79%, FRN,
4.869%, 03/20/26(*) .... 150 150,100
Vontier Corp.
1.800%, 04/01/26 ...... 10,496 10,451,761
Voya Financial, Inc.
3.650%, 06/15/26 ...... 150 149,817
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.308%, 04/28/27(*) .... 5,084 5,106,420
WEC Energy Group, Inc.
5.600%, 09/12/26 ...... 1,134 1,143,822
Wells Fargo Bank NA
SOFR+1.06%, FRN,
4.870%, 08/07/26(*) .... 1,870 1,876,788
SOFR+1.07%, FRN,
4.760%, 12/11/26(*) .... 4,938 4,970,210
Welltower OP LLC
4.250%, 04/01/26 ...... 600 599,861
Western Midstream Operating,
LP
4.650%, 07/01/26 ...... 900 900,893
Western Union Co. (The)
1.350%, 03/15/26 ...... 11,000 10,963,143
Westlake Corp.
3.600%, 08/15/26 ...... 200 199,434
Weyerhaeuser Co.
4.750%, 05/15/26 ...... 390 390,876
Williams Cos., Inc. (The)
5.400%, 03/02/26 ...... 10,073 10,087,139
WP Carey, Inc.
4.250%, 10/01/26 ...... 1,473 1,474,231
TOTAL UNITED STATES .. 615,606,746
TOTAL BONDS .......... 1,132,892,726

117
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
U.S. TREASURY OBLIGATIONS
— (0.7%)
U.S. Treasury Notes
USBMMY3M + 0.15%,
FRN, 3.763% 04/30/26(*) 1,097 $ 1,097,254
USBMMY3M + 0.18%,
FRN, 3.795% 07/31/26(*) 2,488 2,489,397
USBMMY3M + 0.21%,
FRN, 3.818% 10/31/26(*) 7,500 7,507,757
TOTAL U.S. TREASURY
OBLIGATIONS ........... 11,094,408
COMMERCIAL PAPER — (32.8%)
AUSTRALIA — (1.3%)
Glencore Funding LLC
4.090%, 02/27/26 ...... 3,000 2,990,835
Macquarie Group, Ltd.
3.970%, 03/23/26 ...... 3,000 2,983,218
Telstra Group, Ltd.
3.890%, 02/26/26 ...... 2,000 1,994,393
3.890%, 02/27/26 ...... 3,000 2,991,276
3.870%, 03/10/26 ...... 2,250 2,240,855
3.880%, 03/18/26 ...... 9,500 9,453,184
TOTAL AUSTRALIA ....... 22,653,761
AUSTRIA — (0.1%)
Oesterreich Kontrollbank
3.790%, 03/30/26 ...... 2,500 2,484,840
TOTAL AUSTRIA ......... 2,484,840
CANADA — (5.0%)
Alberta Province
3.730%, 04/15/26 ...... 22,500 22,329,022
Canadian Natl Railway
3.870%, 03/30/26 ...... 3,000 2,981,415
Enbridge Gas Distribution
4.220%, 02/09/26 ...... 5,750 5,743,944
4.020%, 02/23/26 ...... 6,000 5,984,627
3.550%, 03/04/26 ...... 1,000 996,850
ITC Holdings Corp.
4.020%, 02/24/26 ...... 10,000 9,973,292
3.990%, 03/10/26 ...... 1,500 1,493,713
Nutrien, Ltd.
4.060%, 02/23/26 ...... 1,500 1,496,124
4.050%, 02/24/26 ...... 9,500 9,474,423
Rogers Communications
4.080%, 03/12/26 ...... 12,000 11,945,867
TELUS Corp.
4.410%, 02/19/26 ...... 4,000 3,990,705
4.330%, 02/25/26 ...... 3,000 2,991,011
4.270%, 03/02/26 ...... 2,750 2,740,241
4.220%, 06/15/26 ...... 3,000 2,953,307
TOTAL CANADA ......... 85,094,541
Face
Amount^
Value
(000)
FRANCE — (3.1%)
Caisse DES Depots Et
Consignations
5.470%, 02/02/26 ...... 16,000 $ 15,995,141
3.800%, 03/16/26 ...... 5,000 4,976,875
Credit Agricole CIB NY
4.230%, 02/06/26 ...... 13,500 13,490,478
Electricite de France
4.030%, 02/17/26 ...... 11,125 11,103,846
Societe Generale North America
3.870%, 03/24/26 ...... 8,000 7,955,541
TOTAL FRANCE ......... 53,521,881
GERMANY — (1.9%)
BASF Se
3.840%, 03/30/26 ...... 16,000 15,901,675
Bayer Corp.
3.910%, 07/20/26 ...... 4,900 4,811,276
Siemens Capital Co. LLC
5.420%, 02/02/26 ...... 6,000 5,998,193
VW Credit, Inc.
4.620%, 02/05/26 ...... 1,750 1,748,878
4.000%, 03/05/26 ...... 1,750 1,743,614
3.960%, 04/02/26 ...... 1,750 1,738,337
3.960%, 04/06/26 ...... 750 744,680
TOTAL GERMANY ....... 32,686,653
ITALY — (1.3%)
Enel Finance America LLC
4.040%, 02/20/26 ...... 1,750 1,746,086
ENEL Finance America LLC
3.930%, 03/27/26 ...... 1,000 994,036
3.920%, 03/31/26 ...... 8,500 8,445,742
Intesa Funding LLC
4.190%, 04/27/26 ...... 7,500 7,425,588
4.190%, 05/04/26 ...... 4,000 3,957,132
TOTAL ITALY ........... 22,568,584
SPAIN — (0.2%)
Avangrid, Inc.
3.880%, 03/02/26 ...... 1,000 996,774
3.880%, 05/04/26 ...... 2,000 1,980,161
TOTAL SPAIN ........... 2,976,935
SWEDEN — (0.8%)
Swedbank
3.770%, 07/22/26 ...... 13,000 12,770,138
TOTAL SWEDEN ......... 12,770,138
UNITED KINGDOM — (1.0%)
LSEG US Finance Corp.
3.910%, 04/14/26 ...... 1,000 992,142
3.900%, 04/21/26 ...... 1,000 991,406
LSEGA US Financing
3.960%, 03/11/26 ...... 15,000 14,935,944
TOTAL UNITED KINGDOM . 16,919,492
UNITED STATES — (18.1%)
Alexandria Real Estate CP

118
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.210%, 02/13/26 ...... 12,000 $ 11,981,776
Amcor Finance USA, Inc.
4.050%, 02/18/26 ...... 2,250 2,245,455
Amcor Flexibles North America,
Inc.
4.280%, 02/11/26 ...... 10,000 9,986,954
Archer-Daniels-Midland
3.810%, 03/17/26 ...... 14,000 13,933,716
3.800%, 03/18/26 ...... 2,500 2,487,905
Becton Dickinson Co.
4.220%, 02/09/26 ...... 4,000 3,995,787
4.130%, 02/12/26 ...... 500 499,313
4.020%, 02/24/26 ...... 7,000 6,981,304
Black Hills Corp.
3.990%, 03/11/26 ...... 8,000 7,965,600
3.990%, 03/12/26 ...... 4,000 3,982,366
Boston Properties, LP
4.020%, 03/12/26 ...... 2,000 1,991,108
3.990%, 03/24/26 ...... 6,500 6,462,708
Brown-Forman Corp.
4.720%, 02/04/26 ...... 4,900 4,897,433
Charles Schwab Corp.
3.780%, 06/12/26 ...... 750 739,748
Chevron Phillips Chem Co.
4.020%, 02/18/26 ...... 7,000 6,985,958
Clorox Co.
4.020%, 02/24/26 ...... 1,500 1,495,994
Crown Castle International
Corp.
4.360%, 02/26/26 ...... 4,000 3,987,436
Dominion Resources, Inc.
4.130%, 02/11/26 ...... 5,000 4,993,700
Duke Energy Corp.
4.430%, 02/05/26 ...... 6,500 6,496,006
4.120%, 02/09/26 ...... 4,000 3,995,887
3.880%, 03/24/26 ...... 500 497,216
3.870%, 04/01/26 ...... 500 496,798
3.870%, 04/02/26 ...... 1,250 1,241,863
Entergy Corp.
3.950%, 04/23/26 ...... 3,000 2,973,259
Equifax, Inc.
3.980%, 03/18/26 ...... 4,000 3,979,767
ERAC USA Finance
4.200%, 02/12/26 ...... 15,000 14,979,031
ERP Operating, LP
4.180%, 02/10/26 ...... 2,000 1,997,680
Eversource Energy
4.370%, 02/10/26 ...... 8,439 8,428,771
4.280%, 02/13/26 ...... 1,500 1,497,683
4.170%, 02/23/26 ...... 1,000 997,342
Fidelity National Information
Services, Inc.
4.040%, 02/19/26 ...... 5,175 5,163,981
4.000%, 02/25/26 ...... 1,500 1,495,842
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
General Motors
4.010%, 03/25/26 ...... 1,500 $ 1,491,207
General Motors Financial Co.,
Inc.
4.550%, 02/05/26 ...... 1,000 999,369
4.050%, 05/13/26 ...... 4,000 3,954,581
Harley-Davidson Funding
4.160%, 03/03/26 ...... 5,250 5,231,265
4.160%, 03/10/26 ...... 6,250 6,222,707
HCA, Inc.
4.350%, 02/19/26 ...... 4,000 3,990,830
4.330%, 02/24/26 ...... 1,750 1,744,964
4.180%, 04/22/26 ...... 1,000 990,674
4.290%, 05/12/26 ...... 5,000 4,940,599
Healthpeak Op LLC
4.040%, 02/26/26 ...... 10,000 9,970,888
Honeywell International
4.130%, 02/10/26 ...... 3,000 2,996,564
3.870%, 03/20/26 ...... 1,605 1,596,762
3.830%, 04/16/26 ...... 1,500 1,488,136
3.820%, 04/21/26 ...... 2,750 2,726,843
Hubbell, Inc.
4.210%, 02/09/26 ...... 6,000 5,993,692
3.960%, 02/27/26 ...... 2,000 1,994,075
International Flavors Fragnance
4.010%, 02/27/26 ...... 8,500 8,474,518
Keurig Dr Pepper, Inc.
4.000%, 02/25/26 ...... 2,000 1,994,457
McCormick Co., Inc.
5.540%, 02/02/26 ...... 1,250 1,249,615
4.010%, 02/27/26 ...... 4,500 4,486,509
Mondelez International
4.190%, 02/09/26 ...... 8,000 7,991,624
3.990%, 02/17/26 ...... 2,000 1,996,237
3.960%, 02/23/26 ...... 2,500 2,493,695
NextEra Energy Capital
Holdings
4.130%, 02/12/26 ...... 1,000 998,626
4.000%, 03/03/26 ...... 11,000 10,962,238
Ovintiv, Inc.
4.400%, 02/19/26 ...... 3,000 2,993,054
4.390%, 02/20/26 ...... 7,600 7,581,499
4.370%, 02/25/26 ...... 1,000 996,971
Parker-Hannifin Corp.
3.970%, 03/06/26 ...... 3,750 3,735,994
3.960%, 03/09/26 ...... 2,900 2,888,237
3.960%, 03/10/26 ...... 2,500 2,489,592
3.960%, 03/13/26 ...... 2,000 1,991,031
3.940%, 03/23/26 ...... 3,000 2,983,369
3.930%, 03/27/26 ...... 2,000 1,988,072
Philip Morris International, Inc.
3.830%, 02/27/26 ...... 5,000 4,985,677
3.560%, 03/13/26 ...... 3,000 2,987,878
Rockwell Automation

119
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.990%, 02/10/26 ...... 2,000 $ 1,997,784
Sanofi Aventis
4.030%, 02/10/26 ...... 4,000 3,995,529
Stanley Black Decker
4.130%, 02/23/26 ...... 3,500 3,490,785
The AES Corp.
5.940%, 02/02/26 ...... 2,000 1,999,340
4.310%, 03/05/26 ...... 9,500 9,462,639
Walt Disney Co.
3.780%, 03/06/26 ...... 6,000 5,978,680
Walt Disney Co. (The)
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.770%, 03/12/26 ...... 1,000 $ 995,830
TOTAL UNITED STATES .. 310,378,023
TOTAL COMMERCIAL
PAPER ................. 562,054,848
TOTAL INVESTMENT
SECURITIES — ( 99.6% )
(Cost $1,705,370,720) ..... 1,706,041,982
Shares Value
SECURITIES LENDING
COLLATERAL — (0.4%)
@§ The DFA Short Term
Investment Fund ...... 650,842 7,530,246
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,712,900,966) ..... $ 1,713,572,228
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $154,902,818 which represented 8.9% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of January 31, 2026.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
FRN Floating Rate Note
MTN Medium-Table Note
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
TSFR3M Term Secured Overnight Financing Rate 3 Month
USBMMY3M 3 Month Treasury Bill Rate
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 120,173,639 $ — $ 120,173,639
Canada ............................. — 91,763,877 — 91,763,877
Finland .............................. — 2,851,714 — 2,851,714
France .............................. — 15,646,003 — 15,646,003
Germany ............................ — 37,002,467 — 37,002,467
Ireland .............................. — 240,002 — 240,002
Italy ................................ — 11,935,003 — 11,935,003
Japan ............................... — 82,707,982 — 82,707,982

120
Dimensional Ultrashort Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Luxembourg .......................... $ — $ 2,247,480 $ — $ 2,247,480
Netherlands .......................... — 33,331,362 — 33,331,362
Norway .............................. — 5,467,187 — 5,467,187
Singapore ............................ — 1,676,165 — 1,676,165
Spain ............................... — 598,181 — 598,181
Supranational ......................... — 70,692,045 — 70,692,045
Sweden ............................. — 10,316,861 — 10,316,861
Switzerland ........................... — 5,054,503 — 5,054,503
United Kingdom ....................... — 25,581,509 — 25,581,509
United States ......................... — 615,606,746 — 615,606,746
U.S. Treasury Obligations ................. — 11,094,408 — 11,094,408
Commercial Paper ....................... — 562,054,848 — 562,054,848
Securities Lending Collateral ............... — 7,530,246 — 7,530,246
Total Investments ........................ $— $1,713,572,228 $— $1,713,572,228

121
Dimensional National Municipal Bond ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount
Value
(000)
MUNICIPAL BONDS — (99.6%)
ALABAMA — (0.9%)
Alabama Federal Aid
Highway Finance
Authority (RB)
¤ 5.000%, 09/01/33
(Pre-refunded @
$100, 9/1/26) ...... 3,055 $ 3,102,945
¤ 5.000%, 09/01/35
(Pre-refunded @
$100, 9/1/26) ...... 1,960 1,990,760
¤ 5.000%, 09/01/36
(Pre-refunded @
$100, 9/1/26) ...... 2,130 2,163,428
Infirmary Health System
Special Care Facilities
Financing Authority of
Mobile (RB), Series A
3.000% 02/01/30
...
100 99,499
Mobile County Board of
School Commissioners
(ST), Series B
5.000%
03/01/27 (BAM)
....
790 811,458
¤ Tuscaloosa City Board
of Education (RB)
5.000% 08/01/46 (Pre-
refunded @ $100,
8/1/26)
............
5,095 5,161,050
¤ Tuscaloosa County Board
of Education (ST)
5.000% 02/01/43 (Pre-
refunded @ $100,
2/1/27)
............
1,075 1,103,997
¤ Water Works Board of
the City of Birmingham
(The) (RB), Series A
5.000% 01/01/32 (Pre-
refunded @ $100,
1/1/27)
............
1,240 1,269,501
TOTAL ALABAMA ........ 15,702,638
ALASKA — (0.1%)
Alaska Municipal Bond
Bank Authority (RB),
Series 3
5.000%
10/01/27
..........
455 474,263
Municipality of Anchorage
(GO), Series A
5.000%
09/01/33
..........
690 728,671
TOTAL ALASKA ......... 1,202,934
ARIZONA — (1.6%)
Arizona Board of Regents
(RB)
5.000% 06/01/39 2,140 2,149,309
Face
Amount
Value
(000)
ARIZONA — (Continued)
City of Glendale Water &
Sewer (RB)
5.000%
07/01/42
..........
700 $ 783,338
City of Mesa (GO)
5.000%
07/01/38
..........
2,000 2,260,407
City of Phoenix Civic
Improvement Corp.
(RB), Series A
5.000%
07/01/37
..........
105 111,197
City of Scottsdale (GO)
5.000%, 07/01/28 . 1,775 1,891,886
5.000%, 07/01/29 . 1,700 1,856,870
City of Tempe (GO)
5.000%, 07/01/28 . 1,505 1,602,275
4.000%, 07/01/29 . 1,010 1,016,961
5.000%, 07/01/35 . 1,860 2,139,621
5.000%, 07/01/36 . 955 1,087,793
Coconino County Unified
School District No.
1-Flagstaff (GO)
5.000%, 07/01/26 . 1,000 1,011,514
5.000%, 07/01/27 . 815 845,921
4.000%, 07/01/27 . 470 481,131
Maricopa County
Elementary School
District No. 6
Washington (GO),
Series 2022-A
5.000%
07/01/30
..........
615 678,819
Maricopa County High
School District No.
214 Tolleson Union
High School (GO),
Series 2017-B
5.000%
07/01/33
..........
1,080 1,141,983
Maricopa County School
District No. 3 Tempe
Elementary (GO),
Series 2022-B
5.000%
07/01/42
..........
735 817,519
Maricopa County Unified
School District No. 69
Paradise Valley (GO)
5.000%, 07/01/35 . 245 292,673
5.000%, 07/01/36 . 315 371,091
Maricopa County Unified
School District No. 97-
Deer Valley (GO)
5.000%, 07/01/27 . 545 565,445
5.000%, 07/01/28 . 695 739,921
5.000%, 07/01/29 . 635 692,501

122
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
ARIZONA — (Continued)
Maricopa County Union
High School District
No. 210-Phoenix (GO),
Series A
5.000%
07/01/38
..........
370 $ 417,389
Pinal County Electric
District No. 3 (RB)
5.000% 07/01/28
...
25 26,464
Salt River Project
Agricultural Improvement
& Power District (RB)
5.000%, 01/01/39 . 2,020 2,093,167
5.000%, 05/01/39 . 4,605 5,285,467
5.000%, 01/01/43 . 765 835,767
5.000%, 01/01/44 . 400 436,179
TOTAL ARIZONA ........ 31,632,608
ARKANSAS — (0.1%)
Arkansas Development
Finance Authority (RB)
5.000%, 09/01/28 . 215 223,479
5.000%, 09/01/30 . 35 37,331
City of Fort Smith Water &
Sewer (RB)
5.000%, 10/01/28 . 640 680,389
5.000%, 10/01/30 . 945 1,001,342
TOTAL ARKANSAS ....... 1,942,541
CALIFORNIA — (2.3%)
California State Public
Works Board (RB),
Series D
5.000%
11/01/41
..........
3,000 3,389,043
California Statewide
Communities
Development Authority
(RB), Series A
4.125%
03/01/34
..........
525 525,276
City of Dallas Waterworks
& Sewer System (RB),
Series A
5.000%
10/01/28
..........
1,115 1,117,210
Commonwealth of
Massachusetts (GO),
Series A
5.000%
04/01/36
..........
1,635 1,674,973
Hesperia Community
Redevelopment Agency
Successor Agency
(TA), Series A
3.375%
09/01/37 (AGM)
....
125 125,139
Long Beach Bond Finance
Authority (RB)
5.000%
08/01/26
..........
170 172,390
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB), Series
A
5.000% 07/01/41
..
500 $ 513,363
Los Angeles Department
of Water & Power
(RB), Series D
5.000%
07/01/43
..........
1,505 1,617,321
Los Angeles Unified
School District (GO),
Series QRR
5.000%
07/01/43
..........
900 1,000,248
Miami-Dade County
Educational Facilities
Authority (RB), Series A
5.000% 04/01/44
...
250 268,016
San Francisco City
& County Airport
Comm-San Francisco
International Airport
(RB), Series A
4.000%
05/01/26
..........
270 271,284
State of California (GO)
5.000%, 08/01/26 . 2,550 2,588,898
5.000%, 12/01/26 . 2,315 2,373,912
5.000%, 09/01/28 . 2,845 2,893,102
5.000%, 10/01/28 . 5 5,012
5.000%, 08/01/30 . 5,145 5,249,135
5.000%, 11/01/30 . 2,500 2,830,634
5.000%, 10/01/31 . 1,480 1,706,804
4.000%, 09/01/32 . 1,000 1,007,467
5.000%, 08/01/35 . 1,860 1,880,519
4.000%, 09/01/35 . 4,715 4,740,757
5.000%, 09/01/35
(BAM) ........... 3,640 3,688,525
4.000%, 03/01/36 . 2,725 2,850,962
4.000%, 10/01/36 . 1,050 1,086,139
State of Georgia (GO),
Series C-1
5.000%
07/01/26
..........
225 227,589
Stockton Unified School
District (COP)
5.000%
02/01/29
..........
500 528,921
University of California
(RB), Series AY
4.000% 05/15/35
...
1,680 1,705,033
TOTAL CALIFORNIA ...... 46,037,672
COLORADO — (3.2%)
Adams & Arapahoe
Counties Joint School
District 28J Aurora (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 915 936,225
5.500%, 12/01/42
(ST AID WITHHLDG) 650 765,366

123
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
COLORADO — (Continued)
Adams 12 Five Star
Schools (GO), Series B
5.000% 12/15/30 (ST
AID WITHHLDG)
...
1,725 $ 1,763,849
Arapahoe County School
District No. 5 Cherry
Creek (GO)
5.000%, 12/15/31
(ST AID WITHHLDG) 2,040 2,135,981
5.250%, 12/15/44
(ST AID WITHHLDG) 790 878,288
Board of Water
Commissioners City &
County of Denver (The)
(RB), Series A
5.000%
09/15/44
..........
300 326,477
City & County of
Broomfield CO Water
(RB)
5.000% 12/01/36 220 260,212
City of Colorado Springs
Utilities System (RB),
Series B
5.000%
11/15/37
..........
400 457,200
City of Fort Collins Electric
Utility Enterprise (RB)
5.000% 12/01/44
...
5,625 6,011,516
Colorado Health Facilities
Authority (RB)
5.000%, 11/01/30 . 1,440 1,560,534
5.000%, 08/01/34 . 1,045 1,116,066
5.000%, 08/01/35 . 6,670 7,099,077
Colorado State Education
Loan Program (RN)
5.000% 06/30/26
...
10,040 10,152,932
County of Pueblo (COP),
Series A
5.000%
07/01/29
..........
1,200 1,292,216
Denver City & County
School District No 1
(GO), Series D
5.000%
12/01/26 (ST AID
WITHHLDG)
.......
230 235,316
Denver City & County
School District No. 1
(GO), Series A
5.250%
12/01/43 (ST AID
WITHHLDG)
.......
5,000 5,623,079
Denver Health & Hospital
Authority (COP)
5.000% 12/01/29
...
150 158,366
Denver Health & Hospital
Authority (RB), Series A
5.000% 12/01/33
...
370 391,887
Face
Amount
Value
(000)
COLORADO — (Continued)
Douglas County School
District No. Re-1
Douglas & Elbert
Counties (GO)
5.000%
12/15/26 (ST AID
WITHHLDG)
.......
3,290 $ 3,369,042
E-470 Public Highway
Authority (RB)
5.000%, 09/01/26 . 1,180 1,197,625
5.000%, 09/01/36 . 145 157,752
El Paso County School
District No. 2 Harrison
(GO)
5.000% 12/01/34
(ST AID WITHHLDG) 2,165 2,301,098
Fort Collins-Loveland Water
District (RB)
5.000%, 12/01/26 . 390 398,461
5.000%, 12/01/27 . 445 466,529
Fossil Ridge Metropolitan
District No. 3 (GO)
5.000% 12/01/29
(BAM)
............
65 70,443
Jefferson County School
District R-1 (GO), Series
R-1
5.000% 12/15/34
(ST AID WITHHLDG) 4,435 4,716,999
Mesa County Valley
School District No. 51
Grand Junction (GO)
5.250% 12/01/43 (ST
AID WITHHLDG)
...
7,000 7,816,165
University of Colorado (RB)
5.000%, 06/01/45 . 355 381,386
5.000%, 06/01/45 . 345 370,642
Weld County School
District No. RE-7 Platte
Valley (GO)
5.000%
12/01/38 (ST AID
WITHHLDG)
.......
1,660 1,910,657
TOTAL COLORADO ...... 64,321,386
CONNECTICUT — (0.9%)
City of Bridgeport (GO)
5.000%, 02/15/26 . 585 585,534
5.000%, 08/15/26 . 155 157,134
5.000%, 09/01/28 . 755 803,707
5.000%, 08/15/35
(AGM) ........... 2,990 3,022,064
City of Meriden (GO)
4.000%, 01/15/43 . 585 597,650
4.000%, 01/15/44 . 1,290 1,299,942
City of New Haven (GO)
5.000%, 08/01/26 . 500 506,066
5.000%, 08/01/26 . 195 197,366
5.000%, 08/01/28
(AGM) ........... 1,020 1,082,970

124
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
CONNECTICUT
— (Continued)
Connecticut State Health
& Educational Facilities
Authority (RB), Series M
5.000% 07/01/27
...
565 $ 570,780
State of Connecticut (GO)
4.000%, 01/15/28 . 95 98,295
5.000%, 10/15/29 . 1,855 1,889,221
State of Connecticut Special
Tax (RB)
5.000%, 01/01/32 . 2,870 3,011,164
5.000%, 05/01/38 . 465 501,213
Town of Greenwich (GO)
4.000% 02/05/26
...
2,510 2,510,334
University of Connecticut
(RB), Series A
5.000% 04/15/27 (ST
APPROP)
.........
325 335,484
TOTAL CONNECTICUT ... 17,168,924
DELAWARE — (0.1%)
Delaware State Health
Facilities Authority (RB)
5.000% 10/01/39
...
1,540 1,735,562
DISTRICT OF COLUMBIA
— (0.4%)
District of Columbia (GO),
Series B
5.000%
06/01/27
..........
550 570,330
District of Columbia (RB)
5.000%, 04/01/26 . 270 271,029
5.000%, 04/01/34 . 1,205 1,230,313
District of Columbia
Income Tax (RB),
Series A
5.000%
06/01/41
..........
850 960,224
Washington Convention
& Sports Authority
(RB), Series A
5.000%
10/01/26
..........
475 482,548
Washington Metropolitan
Area Transit Authority
(RB)
5.000%, 07/01/29 . 1,240 1,284,848
5.000%, 07/01/33 . 2,640 2,723,803
5.000%, 07/01/34 . 1,310 1,350,419
TOTAL DISTRICT OF
COLUMBIA ............. 8,873,514
FLORIDA — (7.7%)
Alachua County School
Board (COP)
5.000%
07/01/29 (AGM)
....
2,345 2,541,255
Bay County School Board
(COP)
5.000%, 07/01/26 . 735 742,615
5.000%, 07/01/27 . 1,090 1,128,156
Face
Amount
Value
(000)
FLORIDA — (Continued)
Central Florida Expressway
Authority (RB)
4.000%, 07/01/30 . 2,090 $ 2,100,760
4.000%, 07/01/34
(AGM) ........... 525 558,870
City of Cape Coral Water &
Sewer (RB)
5.000%, 10/01/26 . 225 228,860
5.000%, 10/01/35 . 2,000 2,339,874
5.000%, 10/01/36 . 1,435 1,681,901
City of Fort Lauderdale
(GO)
5.000%, 07/01/29 . 545 593,976
5.000%, 07/01/30 . 585 651,663
City of Fort Lauderdale
Water & Sewer (RB)
5.000%, 09/01/38 . 160 181,175
5.000%, 09/01/38 . 355 401,981
City of Gainesville Utilities
System (RB), Series A
5.000% 10/01/31
...
2,400 2,501,798
City of Hollywood (GO)
5.000%, 07/01/26 . 2,145 2,167,849
5.000%, 07/01/27 . 1,830 1,897,690
City of Jacksonville (RB)
5.000%, 10/01/28 . 2,520 2,692,678
5.000%, 10/01/36 . 4,810 5,645,588
City of Pembroke Pines
(GO)
5.000% 09/01/35 2,710 3,199,653
City of Tallahassee Utility
System (RB), Series A
5.000% 10/01/26
...
150 152,673
City of Tampa Sales Tax
(RB)
5.000% 10/01/26 305 310,395
County of Broward Tourist
Development Tax (RB)
4.000% 09/01/36
...
1,500 1,568,786
County of Hillsborough
Wastewater Impact Fee
(RB)
5.000%, 05/01/27 . 1,480 1,526,118
5.000%, 05/01/29 . 1,260 1,356,438
County of Miami-Dade (GO)
5.000%, 07/01/26 . 855 864,392
5.000%, 07/01/28 . 10,000 10,626,925
5.000%, 07/01/28 . 1,000 1,061,723
County of Miami-Dade
Aviation (RB), Series A
4.000% 10/01/34
...
240 248,973
County of Miami-Dade
Transit System (RB)
5.000% 07/01/26
...
3,555 3,595,088
County of Miami-Dade
Water & Sewer System
(RB), Seres B
5.000%
10/01/26
..........
985 1,002,357

125
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
FLORIDA — (Continued)
County of Okaloosa Water
& Sewer (RB)
5.000%
07/01/36
..........
2,270 $ 2,679,757
County of Sarasota Utility
System (RB)
5.000%, 10/01/36 . 1,535 1,824,403
5.000%, 10/01/37 . 975 1,160,022
Duval County Public
Schools (COP), Series
A
5.000% 07/01/29
(AGM)
............
650 705,734
Florida Department
of Environmental
Protection (RB), Series
A
5.000% 07/01/26
..
3,305 3,342,228
Florida Development
Finance Corp. (RB)
5.000%, 11/15/29 . 285 308,402
5.000%, 08/01/39 . 1,565 1,737,789
5.000%, 08/01/43 . 430 446,771
Fort Pierce Utilities Authority
(RB)
5.000%, 10/01/26
(AGM) ........... 295 299,805
5.000%, 10/01/27
(AGM) ........... 445 462,765
Hillsborough County School
Board (COP)
5.000%, 07/01/27 . 300 310,289
5.000%, 07/01/28 . 2,245 2,328,551
5.000%, 07/01/30 . 875 931,334
JEA Water & Sewer
System (RB), Series A
5.000% 10/01/44
...
2,000 2,160,980
Manatee County School
District (COP), Series
A
5.000% 07/01/30
(AGM)
............
2,040 2,258,892
Manatee County School
District (RB)
5.000%
10/01/30 (AGM)
....
145 148,518
Miami Beach
Redevelopment Agency
(TA)
5.000%, 02/01/27
(AGM) ........... 395 404,365
5.000%, 02/01/28
(AGM) ........... 835 874,245
Miami-Dade County
Expressway Authority
(RB), Series A
5.000%
07/01/33
..........
20 20,155
Okaloosa County School
Board (COP), Series A
5.000% 10/01/27
...
455 473,694
Face
Amount
Value
(000)
FLORIDA — (Continued)
Orange County Health
Facilities Authority (RB)
5.000%, 10/01/29 . 565 $ 614,519
5.000%, 10/01/44 . 835 886,250
Orlando Utilities
Commission (RB)
5.000%, 10/01/35 . 820 948,873
5.000%, 10/01/43 . 165 179,420
5.000%, 10/01/44 . 2,015 2,168,453
Palm Beach County Health
Facilities Authority (RB)
5.000% 08/15/26
...
205 207,561
Palm Beach County School
District (COP)
5.000%, 08/01/27 . 875 909,922
5.000%, 08/01/40 . 520 568,895
Pasco County School
Board (COP), Series
A
5.000% 08/01/36
(AGM)
............
1,050 1,163,843
Pinellas County School
Board (RN)
4.000%
06/30/26
..........
7,320 7,369,961
School Board of Miam-
Dade County (The)
(COP), Series A
5.000% 05/01/32
...
3,400 3,419,971
School Board of Miami-
Dade County (The)
(COP)
5.000%, 02/01/26 . 690 690,000
5.000%, 02/01/29 . 455 455,978
School Board of Miami-
Dade County (The)
(GO), Series A
5.000%
03/15/39 (BAM)
....
7,945 8,767,624
School District of Broward
County (COP)
5.000%, 07/01/27 . 2,125 2,198,485
5.000%, 07/01/35 . 915 1,032,711
School District of Broward
County (RN)
4.000%
06/25/26
..........
17,015 17,126,050
State of Florida (GO)
5.000%, 07/01/26 . 3,844 3,887,747
5.000%, 07/01/27 . 810 841,399
4.000%, 06/01/32 . 2,550 2,597,488
State of Florida Department
of Transportation
Turnpike System (RB)
5.000%, 07/01/36 . 4,845 5,707,732
4.000%, 07/01/36 . 1,000 1,004,317
5.000%, 07/01/37 . 1,720 2,004,768
5.000%, 07/01/37 . 4,940 5,757,882
4.000%, 07/01/39 . 2,659 2,701,831
4.000%, 07/01/44 . 2,312 2,292,966

126
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
FLORIDA — (Continued)
Tampa Bay Water (RB)
5.000% 10/01/36
...
2,000 $ 2,376,126
West Palm Beach
Community
Redevelopment Agency
(TA)
5.000% 03/01/28 40 40,091
TOTAL FLORIDA ......... 154,369,772
GEORGIA — (1.4%)
Board of Water Light
& Sinking Fund
Commissioners of City
of Dalton (The) (RB)
5.000% 03/01/26
...
95 95,163
City of Atlanta (GO), Series
A-1
5.000% 12/01/29 1,055 1,161,371
Clarke County School
District (GO)
5.000%
09/01/27 (ST AID
WITHHLDG)
.......
355 369,939
Cobb County School
District (GO)
4.000%
12/15/26
..........
10,000 10,151,398
Development Authority
of Cobb County (The)
(RB)
5.000% 09/01/26 275 278,940
Effingham County School
District (GO)
5.000%
09/01/44 (ST AID
WITHHLDG)
.......
1,000 1,087,693
Gainesville & Hall County
Hospital Authority (RB)
5.000%, 02/15/26 . 400 400,349
5.000%, 02/15/26 . 400 400,349
5.000%, 02/15/35 . 25 25,511
Gwinnett County School
District (GO), Series B
5.000% 08/01/27
...
2,045 2,129,695
Municipal Electric Authority
of Georgia (RB)
5.000% 11/01/29
...
1,045 1,144,083
Private Colleges &
Universities Authority
(RB)
5.000% 10/01/26 390 396,099
State of Georgia (GO)
4.000%, 01/01/27 . 5,180 5,265,095
5.000%, 07/01/27 . 3,565 3,704,718
5.000%, 07/01/36 . 1,505 1,734,105
TOTAL GEORGIA ........ 28,344,508
HAWAII — (1.0%)
City & County of Honolulu
(GO)
5.000%, 07/01/26 . 100 101,151
5.000%, 07/01/26 . 90 91,036
5.000%, 09/01/26 . 1,555 1,580,129
5.000%, 11/01/26 . 4,030 4,113,805
Face
Amount
Value
(000)
HAWAII — (Continued)
4.000%, 07/01/39 . 1,075 $ 1,099,279
County of Hawaii (GO)
5.000% 09/01/44
...
210 229,294
County of Maui (GO)
5.000% 09/01/27
...
2,215 2,305,998
State of Hawaii (GO)
5.000%, 10/01/26 . 735 748,516
5.000%, 10/01/28 . 2,740 2,789,213
5.000%, 10/01/29 . 865 903,021
4.000%, 10/01/30 . 6,585 6,640,082
TOTAL HAWAII .......... 20,601,524
IDAHO — (0.1%)
Idaho Health Facilities
Authority (RB), Series A
5.000% 03/01/44
...
2,200 2,344,110
ILLINOIS — (3.8%)
Board of Trustees of the
University of Illinois (The)
(RB)
4.000%, 04/01/30 . 1,325 1,327,294
5.000%, 04/01/30 . 895 985,869
Chicago Midway
International Airport (RB)
5.000%, 01/01/36 . 400 464,024
5.000%, 01/01/37 . 800 919,484
Chicago O'Hare
International Airport
(RB), Series C
5.000%
01/01/38
..........
5,500 6,318,834
Chicago Park District (GO)
5.000%, 01/01/36 . 290 325,043
5.000%, 01/01/36 . 500 574,829
5.000%, 01/01/37 . 425 483,397
5.000%, 01/01/42 . 250 267,978
5.000%, 01/01/43 . 100 105,842
Chicago Transit Authority
Capital Grant Receipts
(RB)
5.000%, 06/01/26 . 270 271,899
5.000%, 06/01/28 . 1,250 1,311,355
5.000%, 06/01/29 . 790 845,071
Chicago Transit Authority
Sales Tax Receipts Fund
(RB)
5.000%, 12/01/41 . 1,450 1,586,498
5.000%, 12/01/44 . 1,750 1,858,593
City of Peoria (GO)
5.000% 01/01/31
(AGM)
............
1,470 1,577,964
Cook & Will Counties
Community College
District No. 515 (GO),
Series B
5.000%
12/01/26 (BAM)
....
320 326,418

127
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
ILLINOIS — (Continued)
Cook County Community
Consolidated School
District No. 15 Palatine
(GO), Series B
5.000%
06/15/36
..........
1,050 $ 1,175,408
County of Cook (GO)
5.000%, 11/15/26 . 780 795,666
5.000%, 11/15/34 . 915 926,226
5.000%, 11/15/35 . 1,380 1,395,536
County of Cook Sales Tax
(RB)
5.000%, 11/15/27 . 410 428,354
5.000%, 11/15/35 . 275 323,012
Elmhurst Park District (GO)
5.000% 12/15/42
...
770 836,630
Illinois Finance Authority
(RB)
5.000%, 11/15/26 . 235 235,385
5.000%, 02/15/30 . 1,160 1,188,189
5.000%, 11/15/30 . 2,335 2,533,874
5.000%, 02/15/31 . 610 624,744
¤ 4.000%, 02/15/33
(Pre-refunded @
$100, 215/27) ..... 1,325 1,344,252
5.000%, 08/15/34 . 825 913,041
5.000%, 08/15/35 . 715 786,775
5.000%, 08/15/40 . 940 1,032,681
Illinois State Toll Highway
Authority (RB)
5.000%, 12/01/31 . 4,080 4,088,434
4.000%, 01/01/39 . 405 411,355
Kane Cook & DuPage etc
Counties Community
College District No. 509
Elgin (GO)
4.000%
12/15/41
..........
2,225 2,267,283
Lake County Community
Consolidated School
District No. 102
Aptakisic-Tripp (GO)
5.000% 05/01/41
...
3,475 3,704,117
Lake County Community
Consolidated School
District No. 34 Antioch
(GO), Series B
5.250%
01/01/43
..........
1,190 1,299,595
¤ Peoria County Community
Unit School District
No. 323 (GO)
4.000%
04/01/29 (Pre-
refunded @ $100
4/1/28)
............
1,990 2,059,184
Sales Tax Securitization
Corp. (RB)
5.000%, 01/01/36 . 1,475 1,689,819
5.000%, 01/01/38 . 6,920 7,804,330
Face
Amount
Value
(000)
ILLINOIS — (Continued)
5.000%, 01/01/44 . 1,700 $ 1,800,198
Sangamon County
School District No. 186
Springfield (GO)
4.000%, 02/01/29
(AGM) ........... 2,510 2,591,633
4.000%, 02/01/31
(AGM) ........... 35 36,664
State of Illinois (GO)
5.000%, 03/01/29 . 2,350 2,516,501
5.000%, 03/01/33 . 1,105 1,214,566
5.000%, 10/01/33 . 1,980 2,083,283
4.000%, 06/01/37 . 55 55,009
5.000%, 09/01/37 . 1,690 1,882,485
4.000%, 10/01/39 . 2,675 2,630,338
Village of Bloomingdale IL
(GO)
5.000%, 10/30/35 . 1,980 2,292,721
5.000%, 10/30/37 . 2,215 2,507,899
Will County Community
Unit School District No.
201-U Crete-Monee
(GO)
5.000% 01/01/27
(AGM)
............
85 85,156
TOTAL ILLINOIS ......... 77,110,735
INDIANA — (0.4%)
Avon Community School
Building Corp. (RB)
5.000% 07/15/26 (ST
INTERCEPT)
......
250 252,758
Greater Clark Building
Corp. (RB)
4.000%
07/15/26 (ST
INTERCEPT)
......
335 336,820
Indiana Finance Authority
(RB)
5.000%, 07/01/29 . 100 106,710
4.000%, 02/01/34 . 1,345 1,424,783
5.000%, 11/15/37 . 2,000 2,285,556
5.000%, 10/01/42 . 990 1,080,769
Indiana Municipal Power
Agency (RB), Series A
5.000% 01/01/41
...
1,020 1,101,885
IPS Multi-School Building
Corp. (RB)
5.000%, 01/15/33
(ST AID INTERCEPT) 750 849,557
5.000%, 07/15/33
(ST AID INTERCEPT) 1,000 1,138,687
TOTAL INDIANA ......... 8,577,525
IOWA — (0.5%)
Cedar Falls Community
School District (GO)
4.000% 06/01/28
(AGM)
............
905 936,611

128
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
IOWA — (Continued)
City of Cedar Rapids
(GO), Series A
5.000%
06/01/43
..........
1,380 $ 1,472,350
City of Sioux City (GO),
Series A
3.000%
06/01/26
..........
495 495,605
City of West Des Moines
(GO), Series A
5.000%
06/01/28
..........
1,030 1,094,226
College Community School
District (GO), Series C
3.000% 06/01/26
...
455 455,707
Iowa Valley Community
College District (GO)
4.000% 06/01/26
...
1,450 1,457,947
Waukee Community
School District (GO),
Series A
5.000%
06/01/37
..........
3,590 3,921,170
TOTAL IOWA ............ 9,833,616
KANSAS — (0.6%)
City of Lawrence (GO),
Series I
4.000%
05/01/26
..........
3,000 3,012,312
City of Olathe (GO), Series
A
5.000% 09/01/26
..
3,000 3,046,392
Kansas Development
Finance Authority (RB)
5.000%, 04/01/26 . 710 713,062
5.000%, 05/01/28 . 1,515 1,603,497
Sedgwick County Unified
School District No. 261
Haysville (GO), Series
A
5.000% 11/01/42
(AGM)
............
2,500 2,683,612
Shawnee County Unified
School District No. 437
Auburn - Washburn
(GO), Series A
5.000%
09/01/43
..........
1,790 1,937,868
TOTAL KANSAS ......... 12,996,743
KENTUCKY — (1.6%)
County of Warren (RB),
Series A
5.000%
04/01/26
..........
105 105,407
Eastern Kentucky
University (RB),
Series A
5.000%
04/01/35 (BAM) (ST
INTERCEPT)
......
1,100 1,233,650
Glasgow Independent
School District
Finance Corp. (RB)
5.000% 02/01/32 (ST
INTERCEPT)
......
1,365 1,519,927
Face
Amount
Value
(000)
KENTUCKY — (Continued)
Kentucky Municipal Power
Agency (RB)
5.000%
09/01/31 (NATL)
....
320 $ 323,265
Kentucky State Property
& Building Commission
(RB)
5.000%, 05/01/26 . 270 271,818
5.000%, 11/01/26
(AGM) ........... 100 102,063
5.000%, 04/01/28 . 480 495,063
5.000%, 05/01/30 . 25 27,676
5.000%, 06/01/30 . 390 432,473
5.000%, 04/01/33 . 1,500 1,541,121
5.000%, 09/01/35 . 500 593,480
5.000%, 05/01/36 . 500 522,078
Louisville and Jefferson
County Metropolitan
Sewer District (RB)
5.000%, 05/15/42 . 2,390 2,602,448
5.000%, 05/15/43 . 2,635 2,831,638
Louisville/Jefferson
County Metropolitan
Government (GO),
Series A
4.000%
04/01/36
..........
6,015 6,328,909
Louisville/Jefferson County
Metropolitan Government
(RB)
5.000%, 10/01/26 . 640 650,306
3.150%, 10/01/53 . 12,485 12,485,000
TOTAL KENTUCKY ....... 32,066,322
LOUISIANA — (0.2%)
Ascension Parish School
Board (GO)
5.000%
03/01/26
..........
195 195,406
City of New Orleans (GO)
5.000%, 12/01/27 . 1,540 1,610,064
5.000%, 12/01/29 . 750 816,832
5.000%, 12/01/34 . 200 219,670
City of New Orleans Water
System (RB)
5.000%
12/01/27
..........
115 115,230
East Ouachita Parish
School District (GO)
4.000% 03/01/26
...
250 250,346
Lafourche Parish School
Board (GO)
5.000%
03/01/29
..........
60 64,148
St. Tammany Parish Wide
School District No. 12
(GO)
5.000%, 03/01/26 . 420 420,901
5.000%, 03/01/27 . 605 622,088
TOTAL LOUISIANA ....... 4,314,685

129
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
LOUSIANA — (0.2%)
City of Shreveport (GO)
5.250%, 03/01/39
(AGM) ........... 250 $ 283,736
5.250%, 03/01/40
(AGM) ........... 250 282,457
Louisiana Public Facilities
Authority (RB), Series A
5.000% 05/15/35
...
365 416,033
State of Louisiana (GO),
Series B
5.000%
06/01/38
..........
2,640 3,040,321
TOTAL LOUSIANA ....... 4,022,547
MAINE — (0.1%)
City of Portland (GO)
5.000% 05/01/26
...
300 302,031
Maine Health & Higher
Educational Facilities
Authority (RB)
5.000%
07/01/29
..........
25 26,752
Maine Turnpike Authority
(RB)
5.000% 07/01/26 1,820 1,840,410
State of Maine (GO),
Series D
5.000%
06/01/28
..........
380 403,704
TOTAL MAINE ........... 2,572,897
MARYLAND — (5.3%)
City of Baltimore (GO),
Series A
5.000%
10/15/26
..........
1,470 1,497,218
County of Anne Arundel
(GO)
5.000%, 04/01/26 . 2,495 2,506,417
5.000%, 10/01/27 . 1,005 1,050,992
5.000%, 10/01/37 . 1,435 1,454,749
County of Baltimore (GO)
5.000%, 07/01/26 . 1,060 1,072,086
5.000%, 03/01/27 . 3,920 4,036,673
County of Charles (GO)
5.000% 10/01/29
...
1,505 1,653,089
County of Harford (GO)
5.000%, 10/01/29 . 2,000 2,196,796
4.000%, 10/01/42 . 1,485 1,516,383
County of Howard (GO),
Series A
5.000%
08/15/26
..........
1,135 1,151,785
County of Montgomery (GO)
5.000%, 10/01/26 . 1,205 1,227,118
5.000%, 10/01/27 . 1,035 1,082,365
4.000%, 08/01/43 . 8,000 8,088,891
4.000%, 08/01/44 . 8,800 8,861,764
County of Montgomery MD
(GO)
5.000%, 10/01/35 . 6,000 6,975,429
5.000%, 10/01/36 . 6,000 6,913,024
Face
Amount
Value
(000)
MARYLAND — (Continued)
County of Prince George's
(GO)
5.000%, 07/01/26 . 3,175 $ 3,211,729
5.000%, 07/01/27 . 1,155 1,199,855
5.000%, 08/01/42 . 4,730 5,306,413
5.000%, 08/01/43 . 4,765 5,233,000
Maryland Health & Higher
Educational Facilities
Authority (RB)
5.000%, 08/15/26 . 330 334,097
5.000%, 08/15/27 . 120 124,447
5.000%, 08/15/28 . 105 105,074
5.000%, 05/15/36 . 845 1,003,821
5.000%, 07/01/41 . 735 814,258
5.000%, 07/01/42 . 435 475,221
5.000%, 07/01/43
(AGM) ........... 1,190 1,286,683
3.150%, 06/01/46 . 7,780 7,780,000
3.150%, 06/01/48 . 3,615 3,615,000
State of Maryland (GO)
5.000%, 03/15/26 . 2,640 2,648,779
5.000%, 08/01/26 . 275 278,850
5.000%, 08/01/26 . 650 659,100
5.000%, 08/01/27 . 3,975 4,139,927
5.000%, 08/01/29 . 1,095 1,169,695
5.000%, 03/15/32 . 1,840 1,981,163
4.000%, 08/01/35 . 1,105 1,168,671
5.000%, 06/01/37 . 10,000 11,750,662
TOTAL MARYLAND ....... 105,571,224
MASSACHUSETTS — (4.6%)
City of Fall River (GO)
3.000% 12/01/34 (ST
AID WITHHLDG)
...
200 199,635
City of Haverhill (GO)
4.000%, 11/15/42 . 2,475 2,509,820
4.000%, 11/15/43 . 1,615 1,621,102
City of Newton (GO)
4.000% 02/01/43
...
1,380 1,396,745
City of Peabody (GO)
4.000% 07/10/26
...
3,000 3,022,033
City of Quincy (GO)
5.000%, 07/24/26 . 5,962 6,035,944
5.000%, 09/01/41 . 995 1,137,159
5.000%, 09/01/42 . 2,725 3,075,391
City of Revere (GO)
4.000% 07/10/26
...
1,224 1,232,675
Commonwealth of
Massachusetts (GO)
5.000%, 07/01/27 . 5,560 5,616,951
5.000%, 07/01/28 . 205 218,719
5.000%, 05/01/29 . 600 653,638
5.000%, 10/01/29 . 6,085 6,695,483
5.000%, 07/01/36 . 5,910 5,960,271
4.000%, 02/01/37 . 1,490 1,500,863

130
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
MASSACHUSETTS
— (Continued)
4.000%, 02/01/39 . 1,840 $ 1,906,559
4.000%, 05/01/39 . 2,800 2,831,425
5.000%, 08/01/41 . 8,500 9,439,563
5.000%, 01/01/43 . 1,950 2,001,687
5.000%, 05/01/44 . 1,000 1,084,211
5.000%, 08/01/44 . 5,000 5,432,182
5.000%, 11/01/44 . 1,475 1,501,557
Commonwealth of
Massachusetts
Transportation Fund
(RB)
5.000%, 06/01/35 . 1,255 1,510,303
5.000%, 06/01/36 . 755 897,417
5.000%, 06/01/36 . 505 600,259
5.000%, 06/01/41 . 1,365 1,402,543
Massachusetts
Development Finance
Agency (RB)
5.000%, 07/01/34 . 240 255,858
¤ 5.000%, 06/01/39
(Pre-refunded @
$100, 6/1/29) ...... 1,385 1,502,600
5.000%, 07/01/39 . 1,435 1,522,605
5.000%, 07/01/40 . 3,000 3,318,956
5.000%, 07/01/42 . 750 794,318
5.000%, 07/01/43 . 1,415 1,480,315
5.000%, 07/01/44 . 1,290 1,337,787
¤ Massachusetts School
Building Authority
(RB), Series A
5.000%
02/15/49 (Pre-
refunded @ $100,
2/15/26)
...........
2,010 2,011,952
Town of Canton (GO)
3.500% 08/13/26
...
2,000 2,012,709
Town of Hingham (GO)
4.000%, 02/13/26 . 1,515 1,515,718
4.000%, 02/01/42 . 850 865,122
Town of Watertown (GO)
4.000%, 06/15/41 . 1,570 1,617,335
4.000%, 06/15/42 . 1,505 1,532,964
Town of Winchester (GO)
4.000% 07/17/26
...
2,252 2,270,829
TOTAL MASSACHUSETTS . 91,523,203
MICHIGAN — (2.0%)
Central Michigan University
(RB)
5.000% 10/01/33 200 216,853
Chippewa Valley Schools
(GO)
5.000% 05/01/26
(Q-SBLF)
.........
505 508,344
City of Grand Rapids (GO)
5.000%, 04/01/41 . 210 234,866
5.000%, 04/01/42 . 265 293,140
Face
Amount
Value
(000)
MICHIGAN — (Continued)
Detroit City School District
(GO), Series A
5.250%
05/01/26 (AGM)
(Q-SBLF)
.........
525 $ 528,705
Grand Ledge Public
Schools (GO), Series
II
5.000% 05/01/39
(Q-SBLF)
.........
1,270 1,375,308
Grand Rapids Public
Schools (GO)
5.000%
05/01/27 (AGM)
....
3,055 3,146,485
Grandville Public Schools
(GO)
5.000% 05/01/40
(AGM)
............
750 846,585
Great Lakes Water
Authority Sewage
Disposal System (RB),
Series A
5.000%
07/01/37
..........
1,195 1,361,895
Great Lakes Water
Authority Water Supply
System (RB), Series C
5.000% 07/01/29
...
1,970 1,991,095
Howell Public Schools
(GO), Series II
5.000%
05/01/41 (Q-SBLF)
..
400 444,384
Michigan Finance Authority
(RB)
5.000%, 11/15/27 . 2,295 2,333,892
5.000%, 12/01/28 . 155 165,921
5.000%, 12/01/35 . 2,080 2,155,483
5.000%, 11/15/37 . 1,670 1,690,239
Michigan State University
(RB), Series A
5.000%
08/15/42
..........
12,385 13,719,029
Northville Public Schools
(GO), Series I
5.000%
05/01/35
..........
475 542,054
Oakland University (RB),
Series A
5.000%
03/01/29
..........
55 58,988
Pontiac School District
(GO)
4.000% 05/01/34
(Q-SBLF)
.........
2,220 2,318,193
Romeo Community School
District (GO)
4.000%
05/01/26 (Q-SBLF)
..
350 351,322
Saginaw City School
District (GO)
4.000%
05/01/28 (Q-SBLF)
..
400 412,234
Saline Area Schools (GO)
5.000%, 05/01/43
(Q-SBLF) ......... 530 574,418
5.000%, 05/01/44
(Q-SBLF) ......... 370 396,949

131
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
MICHIGAN — (Continued)
Troy School District (GO)
5.000% 05/01/30
(Q-SBLF)
.........
1,000 $ 1,109,580
Warren Consolidated
Schools (GO)
5.000%
05/01/36 (Q-SBLF)
..
660 776,004
Wayne County Airport
Authority (RB)
5.000%
12/01/34
..........
1,350 1,589,397
Ypsilanti Community
Schools (GO)
5.000%
05/01/27 (Q-SBLF)
..
635 653,262
TOTAL MICHIGAN ....... 39,794,625
MINNESOTA — (1.2%)
City of Edina (GO), Series
A
5.000% 02/01/28
..
390 411,140
City of St. Paul (GO),
Series A
5.000%
09/01/26
..........
885 899,111
County of Hennepin (GO)
5.000%, 12/01/26 . 4,055 4,147,810
5.000%, 12/01/40 . 3,055 3,095,197
Minneapolis Special
School District No.
1 (COP), Series C
5.000% 02/01/32 (SD
CRED PROG)
......
1,000 1,024,740
Minneapolis Special
School District No. 1
(GO), Series A
5.000%
02/01/44 (SD CRED
PROG)
...........
2,010 2,169,740
Minnesota Health &
Education Facilities
Authority (RB), Series B
5.000% 10/01/27
...
440 457,433
St. Louis Park Independent
School District No. 283
(GO)
5.000%, 02/01/27
(SD CRED PROG) . 1,720 1,767,308
5.000%, 02/01/29
(SD CRED PROG) . 3,975 4,273,483
St. Paul Independent
School District No. 625
(GO)
4.000%, 02/01/42
(SD CRED PROG) . 1,430 1,445,987
4.000%, 02/01/43
(SD CRED PROG) . 1,485 1,487,710
State of Minnesota (GO),
Series B
4.000%
08/01/41
..........
2,205 2,262,135
Face
Amount
Value
(000)
MINNESOTA — (Continued)
Western Minnesota
Municipal Power
Agency (RB), Series A
5.000% 01/01/27
...
750 $ 768,276
TOTAL MINNESOTA ...... 24,210,070
MISSISSIPPI — (0.2%)
Mississippi Development
Bank (RB), Series A
5.000% 04/01/28
...
1,305 1,309,502
State of Mississippi (GO)
¤ 5.000%, 11/01/33
(Pre-refunded @
$100, 11/1/26) ..... 1,645 1,679,208
4.000%, 10/01/37 . 1,645 1,664,218
TOTAL MISSISSIPPI ...... 4,652,928
MISSOURI — (0.4%)
City of Kansas City Sanitary
Sewer System (RB)
5.000%, 01/01/28 . 475 499,407
5.000%, 01/01/29 . 500 538,108
5.000%, 01/01/30 . 300 328,068
City of Lees Summit (GO),
Series A
5.000%
04/01/27
..........
1,925 1,986,423
City of Wentzville (COP)
5.000%, 11/01/31 . 1,040 1,074,332
5.000%, 11/01/32 . 290 299,446
Health & Educational
Facilities Authority of
the State of Missouri
(RB)
5.000% 11/15/26 535 546,049
Jefferson City School
District (COP), Series A
4.000% 04/01/26 ETM 100 100,255
Kansas City Industrial
Development Authority
(RB)
5.000% 03/01/30 270 295,865
Metropolitan St. Louis
Sewer District (RB)
5.000%, 05/01/26 . 200 201,339
5.000%, 05/01/27 . 115 118,843
Nixa Public Schools (GO)
5.000% 03/01/36 (ST
AID DIR DEP)
......
375 428,614
North Kansas City School
District No. 74 (GO)
6.000% 03/01/27 (ST
AID DIR DEP)
......
1,660 1,725,398
University City School
District (GO)
5.250%
02/15/44 (ST AID DIR
DEP)
.............
310 330,173
TOTAL MISSOURI ........ 8,472,320

132
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NEBRASKA — (1.2%)
City of Omaha (GO)
5.000% 04/15/29
...
775 $ 841,442
Metropolitan Utilities District
of Omaha Gas System
(RB)
5.000%, 12/01/41 . 1,840 2,030,463
5.000%, 12/01/42 . 2,495 2,725,688
Municipal Energy Agency
of Nebraska (RB),
Series A
4.000%
04/01/35
..........
2,505 2,514,966
Omaha Public Power
District (RB)
5.000%, 02/01/27 . 1,215 1,248,175
5.000%, 02/01/34 . 1,545 1,788,565
5.000%, 02/01/43 . 1,000 1,085,923
Papillion-La Vista School
District No. 27 (GO)
5.000% 12/01/44
...
8,000 8,594,358
Public Power Generation
Agency (RB)
5.000%
01/01/37
..........
2,585 2,604,979
TOTAL NEBRASKA ....... 23,434,559
NEVADA — (1.2%)
City of North Las Vegas
(GO)
5.000% 06/01/28
(BAM)
............
190 201,416
Clark County School District
(GO)
5.000%, 06/15/26 . 275 275,547
5.000%, 06/15/28 . 250 258,927
4.000%, 06/15/32
(AGM) ........... 1,925 1,955,369
County of Clark (GO)
5.000%, 07/01/27 . 1,660 1,723,453
5.000%, 12/01/32 . 1,015 1,086,826
County of Clark Passenger
Facility Charge (RB)
5.000%, 07/01/27 . 395 410,071
5.000%, 07/01/28 . 770 818,890
Las Vegas Convention
& Visitors Authority
(RB), Series B
5.000%
07/01/27
..........
500 518,048
Las Vegas Valley Water
District (GO), Series A
5.000% 06/01/27
...
2,115 2,191,959
State of Nevada (GO)
5.000%, 05/01/42 . 1,015 1,113,304
5.000%, 05/01/43 . 4,780 5,200,173
Washoe County School
District (GO)
5.000%, 04/01/26 . 1,040 1,044,580
5.000%, 06/01/27 . 830 859,646
5.000%, 06/01/28 . 890 944,515
Face
Amount
Value
(000)
NEVADA — (Continued)
4.000%, 10/01/32 . 1,335 $ 1,360,476
4.000%, 10/01/37 . 3,560 3,640,557
TOTAL NEVADA ......... 23,603,757
NEW HAMPSHIRE — (0.8%)
City of Manchester NH
(GO)
4.000% 11/12/26 13,340 13,519,414
City of Nashua NH (GO)
5.000% 10/01/35
...
920 1,083,007
New Hampshire Health
and Education Facilities
Authority Act (RB)
5.000% 08/01/41
...
875 969,047
State of New Hampshire
(GO), Series A
5.000%
02/15/37
..........
980 1,116,689
TOTAL NEW HAMPSHIRE . 16,688,157
NEW JERSEY — (1.9%)
City of Hoboken (GO),
Series A
4.000%
03/10/26
..........
6,050 6,060,598
City of Newark NJ (GO)
4.000% 12/11/26
...
3,500 3,541,540
City of Summit (GO)
4.000% 07/16/26
...
1,590 1,602,693
County of Mercer (GO)
4.000% 02/01/26
...
1,330 1,330,000
Hudson County
Improvement Authority
(RN), Series A
4.000%
03/12/26 (CNTY GTD) 718 719,308
New Jersey Economic
Development Authority
(RB), Series MMM
4.000% 06/15/36
...
3,000 3,070,109
New Jersey Transportation
Trust Fund Authority
(RB)
5.000%, 06/15/31 . 3,035 3,422,054
5.000%, 06/15/35 . 410 469,303
4.000%, 06/15/37 . 2,395 2,451,252
5.000%, 06/15/44 . 565 605,520
State of New Jersey (GO)
5.000%, 06/01/28 . 905 961,198
5.000%, 06/01/29 . 840 913,605
4.000%, 06/01/30 . 1,830 1,959,665
Township of East
Brunswick (GO)
4.000% 07/14/26
...
8,000 8,058,302
Township of Toms River
(GO)
4.000%, 06/01/26 . 1,440 1,449,137
4.000%, 06/01/27 . 690 705,775
TOTAL NEW JERSEY ..... 37,320,059

133
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NEW MEXICO — (1.0%)
Albuquerque Bernalillo
County Water Utility
Authority (RB)
5.000%
07/01/29
..........
1,075 $ 1,114,489
City of Albuquerque (GO)
5.000%, 07/01/26 . 395 399,384
4.000%, 07/01/38 . 1,000 1,037,064
New Mexico Hospital
Equipment Loan
Council (RB)
4.000%
08/01/36
..........
3,515 3,529,145
State of New Mexico (GO)
5.000% 03/01/27
...
10,845 11,166,020
State of New Mexico
Severance Tax
Permanent Fund (RB)
5.000% 07/01/27
...
2,535 2,632,908
TOTAL NEW MEXICO ..... 19,879,010
NEW YORK — (8.1%)
City of New York (GO)
5.000%, 08/01/28 . 2,385 2,415,413
5.000%, 08/01/28 . 1,350 1,401,949
4.000%, 08/01/32 . 1,705 1,711,730
5.000%, 08/01/32 . 1,000 1,012,254
5.000%, 10/01/36 . 2,925 3,394,109
5.000%, 12/01/39 . 5,545 5,807,819
3.250%, 03/01/40 . 1,615 1,615,000
5.000%, 08/01/42 . 2,725 2,999,650
5.000%, 02/01/43 . 3,190 3,449,581
5.000%, 08/01/43 . 1,875 1,955,124
5.250%, 04/01/44 . 1,625 1,746,147
3.200%, 06/01/44 . 6,565 6,565,000
5.000%, 08/01/44 . 750 800,936
City of Oneida (GO)
4.000% 03/27/26
...
2,000 2,004,987
City of Rochester (GO)
4.000%, 02/26/26 . 4,330 4,334,752
4.000%, 07/30/26 . 5,000 5,042,634
County of Suffolk (GO)
4.000% 07/24/26
...
15,000 15,129,610
Dutchess County Local
Development Corp.
(RB), Series B
4.000%
07/01/34
..........
85 85,222
Empire State Development
Corp. (RB)
5.000%, 03/15/26
ETM ............. 395 396,348
5.000%, 03/15/27
ETM ............. 3,000 3,096,064
5.000%, 03/15/32 . 1,935 1,988,245
4.000%, 03/15/34 . 4,090 4,228,935
5.000%, 03/15/35 . 3,785 4,166,276
Face
Amount
Value
(000)
NEW YORK — (Continued)
Honeoye Falls-Lima
Central School District
(GO)
4.000% 06/25/26
(ST AID WITHHLDG) 3,000 $ 3,017,930
Monroe County Industrial
Development Corp.
(RB)
5.000% 12/01/26 425 432,430
New Hartford Central
School District (GO)
4.000% 06/26/26 (ST
AID WITHHLDG)
...
3,000 3,018,897
New York City Industrial
Development Agency
(RB)
5.000%, 03/01/28
(AGM) ........... 300 315,453
5.000%, 01/01/29
(AGM) ........... 2,595 2,771,274
New York Convention
Center Development
Corp. (RB)
5.000%
11/15/35
..........
2,500 2,503,275
New York State Dormitory
Authority (RB)
5.000%, 02/15/26
ETM ............. 1,175 1,176,102
5.000%, 03/15/26
ETM ............. 2,030 2,036,308
5.000%, 02/15/33 . 3,900 3,949,379
5.000%, 03/15/34 . 1,670 1,774,609
5.000%, 03/15/36 . 4,515 4,623,776
5.000%, 02/15/37 . 1,400 1,414,582
5.000%, 03/15/37 . 130 153,313
5.000%, 03/15/37 . 7,565 7,921,731
5.000%, 02/15/38 . 2,075 2,095,395
5.000%, 03/15/38 . 3,660 3,826,650
5.000%, 03/15/38 . 530 597,016
5.000%, 03/15/39 . 1,905 2,007,027
5.000%, 02/15/41 . 8,140 8,502,140
5.000%, 03/15/41 . 4,360 4,569,844
5.000%, 03/15/42 . 2,455 2,543,077
5.000%, 03/15/43 . 3,010 3,268,199
5.000%, 03/15/44 . 2,200 2,380,534
5.000%, 03/15/45 . 1,145 1,225,982
New York State Thruway
Authority (RB), Series A
5.000% 03/15/29
...
1,045 1,132,925
North Syracuse Central
School District (GO),
Series A
4.000%
07/31/26 (ST AID
WITHHLDG)
.......
4,000 4,031,494
Port Authority of New York
& New Jersey (RB)
4.000%, 12/01/26 . 790 802,157
5.000%, 12/01/37 . 245 282,426

134
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NEW YORK — (Continued)
5.000%, 01/15/41 . 500 $ 565,323
5.000%, 07/15/41 . 3,290 3,658,201
South Orangetown Central
School District (GO),
Series B
4.000%
08/05/26 (ST AID
WITHHLDG)
.......
2,000 2,016,922
Town of Oyster Bay (GO)
5.000% 08/01/29
(AGM)
............
85 93,374
Triborough Bridge & Tunnel
Authority (RB)
5.000%, 11/15/28 . 4,030 4,315,582
5.000%, 11/15/29 . 500 552,904
5.000%, 11/15/36 . 1,035 1,040,079
5.000%, 11/15/38 . 1,725 1,769,915
5.000%, 11/15/43 . 1,040 1,070,471
5.000%, 11/15/44 . 350 378,089
TOTAL NEW YORK ....... 163,182,570
NORTH CAROLINA — (0.7%)
Cape Fear Public Utility
Authority (RB)
5.000%, 04/01/43 . 340 373,864
5.000%, 04/01/44 . 360 390,418
Charlotte-Mecklenburg
Hospital Authority (The)
(RB), Series G
3.200%
01/15/48
..........
3,000 3,000,000
City of Charlotte (GO),
Series B
5.000%
07/01/37
..........
1,145 1,346,913
City of Charlotte Water &
Sewer System (RB)
5.000% 07/01/43
...
500 552,035
City of Durham Water &
Sewer Utility System
(RB)
5.000% 08/01/28 1,425 1,521,335
City of Fayetteville Public
Works Commission
(RB)
5.000% 03/01/39 2,250 2,510,627
City of Raleigh Combined
Enterprise System (RB)
5.000%, 12/01/27 . 415 435,865
5.000%, 09/01/36 . 375 432,300
County of Durham (GO)
5.000%, 06/01/36 . 600 689,004
5.000%, 06/01/37 . 165 188,061
North Carolina Capital
Facilities Finance
Agency (RB)
4.000%
05/01/34
..........
80 83,270
North Carolina Medical
Care Commission
(RB), Series A
5.000%
06/01/42
..........
1,000 1,085,785
Face
Amount
Value
(000)
NORTH CAROLINA
— (Continued)
North Carolina Municipal
Power Agency No. 1
(RB), Series A
5.000%
01/01/32
..........
375 $ 407,746
State of North Carolina
(GO), Series C
5.000%
06/01/27
..........
1,430 1,483,145
State of North Carolina
(RB)
5.000% 03/01/33 350 375,369
TOTAL NORTH CAROLINA . 14,875,737
NORTH DAKOTA — (0.1%)
City of Fargo (GO), Series
H
4.000% 05/01/43
..
1,285 1,289,015
OHIO — (2.0%)
Akron Bath Copley Joint
Township Hospital
District (RB), Series A
5.000% 11/15/29
...
80 87,383
American Municipal Power,
Inc. (RB)
5.000%, 02/15/26 . 1,000 1,000,846
5.000%, 02/15/29 . 550 550,524
5.000%, 02/15/35 . 640 737,723
5.000%, 02/15/36 . 500 576,576
City of Columbus (GO)
5.000%, 10/01/35 . 945 1,129,891
5.000%, 10/01/36 . 885 1,047,496
5.000%, 08/15/41 . 500 558,643
Cleveland State University
(RB), Series C
5.000%
06/01/35 (BAM)
....
830 961,313
County of Allen Hospital
Facilities (RB)
5.000%, 12/01/26 . 1,250 1,276,129
5.000%, 08/01/29 . 790 829,022
3.200%, 06/01/34 . 5,480 5,480,000
5.000%, 11/01/41 . 1,000 1,113,091
Ohio Higher Educational
Facility Commission
(RB)
5.000% 05/01/28 900 935,077
Ohio State University (The)
(RB), Series A
5.000%
12/01/26
..........
410 419,185
State of Ohio (GO)
5.000%, 05/01/26 . 435 437,951
5.000%, 05/01/27 . 1,930 1,996,157
5.000%, 05/01/27 . 5,065 5,238,620
5.000%, 05/01/28 . 1,805 1,914,804
5.000%, 03/01/29 . 850 919,691
5.000%, 02/01/32 . 2,710 2,710,000
5.000%, 05/01/35 . 1,230 1,264,632
5.000%, 09/15/37 . 2,820 3,296,045
State of Ohio (RB)
5.000%, 01/01/32 . 2,340 2,444,969

135
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
OHIO — (Continued)
5.000%, 01/01/33 . 3,255 $ 3,393,353
TOTAL OHIO ............ 40,319,121
OKLAHOMA — (0.4%)
Cleveland County
Educational Facilities
Authority (RB), Series A
5.000% 06/01/32
...
2,660 3,008,143
Cleveland County
Independent School
District No. 29 Norman
(GO)
4.000% 03/01/27 4,000 4,069,697
Garfield County
Educational Facilities
Authority (RB), Series A
5.000% 09/01/30
...
1,375 1,391,269
Oklahoma County
Independent School
District No. 12 Edmond
(GO)
3.000% 03/01/26 480 480,172
TOTAL OKLAHOMA ...... 8,949,281
OREGON — (1.6%)
City of Bend (GO)
5.000%
06/01/43
..........
3,615 3,966,274
City of Eugene Electric
Utility System (RB)
5.000% 08/01/43
...
535 584,857
City of Portland (GO),
Series A
5.000%
06/01/26
..........
500 504,603
City of Portland Sewer
System (RB), Series A
5.000% 06/15/26
...
735 742,572
County of Multnomah (GO)
5.000% 06/01/29
...
1,060 1,099,730
Deschutes County
Administrative School
District No. 1 Bend-La
Pine (GO)
5.000%
06/15/26 (SCH BD
GTY)
.............
4,145 4,187,236
Deschutes County Hospital
Facilities Authority (RB)
5.000% 01/01/32
...
125 135,841
Multnomah County School
District No. 1J Portland
(GO)
5.000%, 06/15/27
(SCH BD GTY) .... 515 533,929
5.000%, 06/15/36
(SCH BD GTY) .... 1,500 1,716,562
Oregon Health & Science
University (RB), Series
B
5.000% 07/01/33
..
1,345 1,357,501
Oregon State Facilities
Authority (RB), Series A
5.000% 06/01/32
...
500 503,262
Face
Amount
Value
(000)
OREGON — (Continued)
Port of Portland Airport
(RB), Series A
5.000%
07/01/29
..........
75 $ 81,387
Portland Community
College District (GO)
5.000%, 06/15/27 . 2,080 2,096,847
5.000%, 06/15/33 . 1,240 1,251,669
State of Oregon (GO)
5.000%, 05/01/27 . 185 191,355
5.000%, 05/01/32 . 1,995 2,007,977
5.000%, 11/01/36 . 965 1,143,737
5.000%, 11/01/37 . 695 815,077
5.000%, 11/01/38 . 2,505 2,916,079
5.250%, 05/01/44 . 540 597,574
5.250%, 06/01/44 . 500 557,973
State of Oregon
Department of
Transportation (RB),
Series A
5.000%
11/15/41
..........
1,035 1,137,082
Tri-County Metropolitan
Transportation District
of Oregon (RB), Series
A
3.250% 10/01/34
..
50 49,853
Tualatin Valley Water
District (RB)
5.000%
06/01/43
..........
550 595,265
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin
(GO), Series 23-J
5.000% 06/15/31
(SCH BD GTY)
.....
1,100 1,140,355
Washington & Multnomah
Counties School District
No. 48J Beaverton
(GO), Series C
5.000%
06/15/27 (SCH BD
GTY)
.............
1,395 1,446,081
TOTAL OREGON ........ 31,360,678
PENNSYLVANIA — (1.9%)
Chichester School District
(GO)
4.000% 09/15/28
(AGM) (ST AID
WITHHLDG)
.......
45 46,591
City of Philadelphia (GO),
Series A
5.000%
08/01/27
..........
2,025 2,102,779
Commonwealth of
Pennsylvania (GO)
4.000%, 09/15/32 . 1,480 1,492,132
4.000%, 03/01/38 . 3,765 3,824,571
County of Beaver PA (GO)
4.000% 04/15/26
(BAM)
............
265 265,802

136
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
PENNSYLVANIA
— (Continued)
County of Lackawanna
(GO), Series B
4.000%
09/01/30 (BAM)
....
200 $ 206,431
County of Lehigh (RB)
5.000% 07/01/29
...
1,530 1,642,447
County of Montgomery
(GO)
5.000% 07/01/26 2,015 2,037,470
Delaware River Port
Authority (RB), Series A
5.000% 01/01/35
...
205 218,425
East Stroudsburg Area
School District (GO),
Series AA
4.000%
09/01/27 (ST AID
WITHHLDG)
.......
60 60,085
General Authority
of Southcentral
Pennsylvania (RB),
Series A
5.000%
06/01/29
..........
4,130 4,462,064
Monroeville Finance
Authority (RB), Series B
5.000% 02/15/29
...
1,320 1,418,407
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.000%, 06/15/26 . 705 711,738
5.000%, 05/01/29 . 60 60,222
5.000%, 05/01/34 . 770 772,023
Pennsylvania State
University (The) (RB),
Series B
4.000%
09/01/35
..........
1,260 1,266,432
Pennsylvania Turnpike
Commission (RB)
5.000%, 12/01/33 . 2,690 2,711,810
5.000%, 12/01/35 . 250 289,190
5.000%, 12/01/36 . 2,935 2,953,705
5.250%, 12/01/42 . 605 663,330
5.000%, 12/01/43 . 2,250 2,430,786
Philadelphia Gas Works
Co. (RB), Series A
5.000% 08/01/28
(AGM)
............
55 58,452
Pittsburgh Water & Sewer
Authority (RB)
5.000%, 09/01/26
(AGM) ........... 1,820 1,847,535
5.000%, 09/01/26
(AGM) ........... 1,065 1,081,112
5.000%, 09/01/29 . 905 981,879
5.000%, 09/01/30 . 475 524,317
5.000%, 09/01/44
(AGM) ........... 1,000 1,063,577
Face
Amount
Value
(000)
PENNSYLVANIA
— (Continued)
Snyder County Higher
Education Authority
(RB)
5.000% 01/01/27 775 $ 776,415
Southeastern Pennsylvania
Transportation Authority
(RB)
5.000% 06/01/28 245 253,455
Township of Lower Merion
(GO)
4.000%, 07/15/42 . 1,530 1,572,816
4.000%, 07/15/43 . 1,185 1,201,276
TOTAL PENNSYLVANIA ... 38,997,274
RHODE ISLAND — (0.2%)
Rhode Island Turnpike
& Bridge Authority
(RB), Series A
5.000%
10/01/32
..........
315 316,198
State of Rhode Island (GO)
5.000%, 12/01/41 . 635 699,404
5.000%, 12/01/42 . 610 664,708
5.000%, 05/01/43 . 2,000 2,177,498
TOTAL RHODE ISLAND ... 3,857,808
SOUTH CAROLINA — (1.5%)
Aiken County Consolidated
School District (GO)
5.000% 04/01/27
(SCSDE)
..........
905 933,242
Beaufort County School
District (GO)
5.000%, 03/01/26
(SCSDE) ......... 11,245 11,269,313
Greenville Health System
(RB), Series B
5.000%
05/01/29
..........
65 65,178
Oconee County School
District (GO)
5.000%
03/01/26 (SCSDE)
..
965 967,102
Orangeburg County School
District (GO)
5.000%
08/13/26 (SCSDE)
..
1,000 1,013,217
Piedmont Municipal Power
Agency (RB)
5.000%, 01/01/28 . 65 65,102
5.000%, 01/01/30 . 1,760 1,762,783
South Carolina Public
Service Authority (RB)
5.000%, 12/01/37 . 1,300 1,307,559
5.000%, 12/01/44 . 570 607,024
Spartanburg County
School District No 7
(GO), Series D
5.000%
03/01/44 (SCSDE)
..
1,385 1,429,421
Spartanburg Sanitary
Sewer District (RB)
4.000% 03/01/40
...
2,500 2,563,775

137
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
SOUTH CAROLINA
— (Continued)
York County School District
No. 1 (GO)
4.000%
07/30/26 (SCSDE)
..
8,000 $ 8,069,020
TOTAL SOUTH CAROLINA . 30,052,736
TENNESSEE — (3.1%)
¤ City of Clarksville Water
Sewer & Gas (RB)
5.000% 02/01/31 (Pre-
refunded @ $100,
2/1/26)
............
1,080 1,080,000
City of Knoxville Electric
System (RB)
5.000%, 07/01/28 . 795 845,246
5.000%, 07/01/29 . 830 904,045
City of Memphis (GO),
Series A
5.000%
10/01/43
..........
5,000 5,305,416
City of Sevierville (GO)
5.000% 06/01/26
...
2,630 2,653,447
County of Bedford (GO)
5.000% 06/01/26
...
1,000 1,008,749
County of Knox (GO)
5.000%, 06/01/26 . 200 201,816
4.000%, 06/01/38 . 1,510 1,566,019
County of Maury (GO)
5.000% 07/01/28
...
1,660 1,765,963
County of Williamson (GO)
5.000%, 04/01/39 . 1,830 2,049,240
5.000%, 04/01/40 . 4,725 5,248,263
4.000%, 04/01/41 . 3,570 3,709,506
4.000%, 04/01/42 . 1,235 1,265,760
4.000%, 04/01/43 . 1,935 1,958,140
4.000%, 04/01/44 . 2,010 2,008,845
Greeneville Health &
Educational Facilities
Board (RB)
5.000%
07/01/30
..........
110 115,860
Knox County Health
Educational & Housing
Facility Board (RB),
Series A
5.000%
01/01/33
..........
100 101,920
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facs Bd
(RB)
5.000%, 07/01/29 . 4,750 5,126,477
5.000%, 07/01/30 . 2,380 2,404,228
5.000%, 07/01/31 . 2,070 2,285,518
Metropolitan Government
of Nashville & Davidson
County (GO)
5.000%, 01/01/28 . 440 444,558
4.000%, 07/01/37 . 1,205 1,221,489
Face
Amount
Value
(000)
TENNESSEE — (Continued)
4.000%, 01/01/38 . 6,510 $ 6,710,997
4.000%, 01/01/44 . 5,000 4,976,338
Metropolitan Government
of Nashville & Davidson
County Water & Sewer
(RB)
5.000% 07/01/35 5,155 6,029,447
State of Tennessee (GO)
5.000%, 08/01/27 . 1,000 1,006,651
5.000%, 09/01/27 . 1,100 1,147,776
TOTAL TENNESSEE ...... 63,141,714
TEXAS — (18.8%)
Alamo Community College
District (GO)
5.000%, 02/15/26 . 3,155 3,158,052
5.000%, 02/15/30 . 1,355 1,492,523
Alamo Heights
Independent School
District (GO), Series
A
5.000% 02/01/26
(PSF-GTD)
........
530 530,000
Allen Independent School
District (GO), Series
A
5.000% 02/15/36
(PSF-GTD)
........
1,250 1,453,607
Alvin Independent School
District (GO)
5.000%
02/15/44 (PSF-GTD) 450 480,624
Arlington Independent
School District (GO)
5.000% 02/15/26
(PSF-GTD)
........
1,025 1,026,010
Austin Community College
District (GO)
5.000%
08/01/26
..........
550 557,157
Austin Independent School
District (GO)
5.000%, 08/01/27 . 1,760 1,790,071
5.000%, 08/01/29 . 715 778,766
5.000%, 08/01/42
(PSF-GTD) ....... 1,100 1,186,449
5.000%, 08/01/43 . 1,120 1,202,371
Barbers Hill Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
105 112,519
Bexar County Hospital
District (GO)
5.000%
02/15/27
..........
1,505 1,544,338
Birdville Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 500 514,212
5.000%, 02/15/28 . 565 593,980
5.000%, 02/15/29 . 550 592,066
5.000%, 02/15/30 . 605 665,178

138
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Board of Regents of the
University of Texas
System (RB)
5.000%, 08/15/26 . 305 $ 309,497
5.000%, 08/15/37 . 2,030 2,333,034
5.000%, 08/15/39 . 1,870 1,980,848
5.000%, 08/15/40 . 2,520 2,902,248
5.000%, 08/15/42 . 750 835,182
5.000%, 08/15/43 . 7,435 7,966,374
Boerne Independent
School District (GO)
5.000% 02/01/27
(PSF-GTD)
........
1,535 1,574,870
Brushy Creek Regional
Utility Authority, Inc.
(RB)
4.000% 08/01/32 270 271,120
Bryan Independent School
District (GO)
4.000%
02/15/30 (PSF-GTD) 1,700 1,798,244
Central Texas Regional
Mobility Authority (RB)
5.000%, 01/01/29 . 75 80,228
4.000%, 01/01/40 . 1,420 1,431,893
Central Texas Turnpike
System (RB), Series A
5.000% 08/15/39
...
1,450 1,555,242
City of Amarillo Waterworks
& Sewer System (RB)
5.000%, 04/01/28 . 560 590,985
5.000%, 04/01/29 . 870 938,908
City of Austin (GO)
5.000%, 09/01/26 . 150 152,389
5.000%, 09/01/29 . 1,825 1,998,493
5.000%, 09/01/36 . 1,895 2,232,347
5.000%, 09/01/44 . 710 764,418
City of Austin Electric Utility
(RB)
5.000%, 11/15/27 . 455 476,649
5.000%, 11/15/43 . 815 890,389
5.000%, 11/15/44 . 1,220 1,316,955
City of Austin Water &
Wastewater System (RB)
5.000%, 11/15/29 . 550 604,434
5.000%, 11/15/31 . 865 881,790
5.000%, 11/15/41 . 1,020 1,113,672
City of Bryan Electric
System (RB)
5.000%
07/01/28 (AGM)
....
1,005 1,063,403
City of Cedar Park (GO)
5.000% 02/15/28
...
530 557,942
City of College Station (GO)
5.000%, 02/15/28 . 1,015 1,068,511
5.000%, 02/15/29 . 345 372,018
5.000%, 02/15/35 . 1,040 1,171,335
Face
Amount
Value
(000)
TEXAS — (Continued)
City of Dallas Hotel
Occupancy Tax (RB)
4.000% 08/15/27
...
1,175 $ 1,183,026
City of Dallas TX (GO)
5.000% 02/15/38
...
3,545 4,087,053
City of Dallas Waterworks
& Sewer System (RB),
Series C
4.000%
10/01/34
..........
1,090 1,149,552
City of Denton (GO)
5.000%, 02/15/26 . 1,945 1,946,924
5.000%, 02/15/29 . 2,435 2,625,693
City of El Paso (GO)
5.000% 08/15/27
...
840 873,043
City of El Paso TX (GO)
5.000%, 08/15/37 . 1,370 1,540,226
5.000%, 08/15/37 . 3,580 4,024,825
City of El Paso Water &
Sewer (RB)
5.000%, 03/01/26 . 1,040 1,042,126
5.000%, 03/01/27 . 695 714,306
5.000%, 03/01/45 . 735 775,946
City of Fort Worth (GO)
5.000%, 03/01/26 . 4,970 4,980,652
5.000%, 03/01/27 . 2,665 2,741,341
5.000%, 03/01/36 . 4,690 5,236,423
5.000%, 03/01/37 . 2,430 2,691,684
City of Frisco (GO)
5.000% 02/15/26
...
1,220 1,221,189
City of Garland Electric
Utility System (RB)
5.000% 03/01/37
(AGM)
............
240 279,824
City of Houston (GO)
5.000%, 03/01/27 . 1,110 1,142,278
5.000%, 03/01/35 . 2,750 3,243,663
5.250%, 03/01/39 . 560 631,066
5.250%, 03/01/40 . 2,810 3,146,687
5.250%, 03/01/43 . 5,125 5,575,179
5.000%, 03/01/43 . 4,480 4,827,723
5.000%, 03/01/44 . 1,585 1,691,009
City of Hutto (GO)
5.000%
08/01/43 (BAM)
....
805 867,716
City of Irving (GO)
5.000%
09/15/26
..........
1,010 1,026,404
City of Kyle (GO)
5.000%
08/15/44 (AGM)
....
575 608,517
City of Laredo Waterworks
& Sewer System (RB)
5.000%, 03/01/28 . 1,000 1,051,820
5.000%, 03/01/43 . 625 661,264
5.000%, 03/01/44 . 500 525,238
City of Leander (GO)
5.000%, 08/15/38 . 310 357,520
5.000%, 08/15/39 . 585 669,488

139
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 08/15/40 . 270 $ 305,743
City of Lewisville (GO)
5.000% 02/15/26
...
370 370,365
City of Mount Pleasant (GO)
5.000%, 05/15/39
(AGM) ........... 1,845 2,040,812
5.000%, 05/15/43
(AGM) ........... 2,090 2,225,071
City of Pearland (GO)
5.000% 03/01/28
...
1,510 1,591,935
City of Pflugerville (GO)
4.000%, 08/01/30 . 1,000 1,052,918
4.000%, 08/01/31 . 1,940 1,951,085
5.000%, 08/01/36 . 1,665 1,861,188
5.000%, 08/01/40 . 855 958,504
5.000%, 08/01/41 . 900 998,634
City of Richardson (GO)
5.000%, 02/15/41 . 375 416,488
5.000%, 02/15/42 . 400 438,897
5.000%, 02/15/44 . 1,500 1,603,046
City of San Antonio (GO)
5.000%, 08/01/26 . 2,235 2,265,867
City of San Antonio Electric
& Gas Systems (RB)
5.000%, 02/01/26 . 2,845 2,845,000
5.000%, 02/01/27 . 5,030 5,167,190
4.000%, 02/01/27 . 2,080 2,116,328
5.000%, 02/01/35 . 950 981,727
5.000%, 02/01/37 . 5,910 6,908,986
5.000%, 02/01/43 . 795 868,772
5.000%, 02/01/44 . 200 215,716
City of Seguin (GO)
5.000% 09/01/42
...
2,000 2,171,073
City of Sherman (GO)
5.000% 08/15/43
...
2,580 2,767,330
City of Taylor (GO), Series
A
5.000% 08/15/38
..
1,465 1,614,111
City of Temple (GO)
5.000%, 08/01/27 . 210 218,403
5.000%, 08/01/42 . 2,560 2,807,672
City of Waco (GO)
5.000%, 02/01/26 . 1,340 1,340,000
5.000%, 02/01/43 . 925 1,008,228
5.000%, 02/01/44 . 715 769,286
Clear Lake City Water
Authority (GO)
5.000%
03/01/27
..........
335 343,654
Comal Independent School
District (GO)
5.000%
02/01/28 (PSF-GTD) 510 537,613
Conroe Independent School
District (GO)
5.000%, 02/15/26
(PSF-GTD) ....... 1,035 1,036,013
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 02/15/44
(PSF-GTD) ....... 4,500 $ 4,879,523
Corpus Christi Independent
School District (GO)
5.000% 08/15/40
(PSF-GTD)
........
1,250 1,398,757
County of Bexar (GO)
5.000% 06/15/43
...
1,985 2,140,091
County of Bexar (RB)
5.000% 08/15/27
...
340 353,584
County of Collin (GO)
5.000% 02/15/29
...
1,065 1,148,404
County of Denton (GO)
5.000%, 07/15/41 . 460 510,460
5.000%, 07/15/42 . 530 581,666
County of Ector (GO)
5.000% 02/15/44
...
3,000 3,186,414
County of Fort Bend (GO)
5.000%, 03/01/26 . 6,805 6,819,349
County of Fort Bend Toll
Road (RB)
5.000%
03/01/42 (AGM)
....
500 540,999
County of Harris (GO)
5.000%, 09/15/26 . 2,825 2,872,991
5.000%, 09/15/28 . 1,205 1,286,956
5.000%, 10/01/29 . 1,125 1,229,636
5.000%, 09/15/42 . 1,460 1,587,911
5.000%, 09/15/42 . 2,000 2,194,827
County of Hays (GO)
5.000% 02/15/36
...
860 1,003,339
County of Hidalgo (GO)
5.000% 08/15/27
...
380 394,305
County of Midland (GO)
5.000% 02/15/42
...
3,890 4,214,305
County of Montgomery TX
(GO)
5.000%, 03/01/26 . 440 440,943
5.000%, 03/01/27 . 880 904,731
County of Tarrant (GO)
5.000% 07/15/26
...
670 678,204
County of Travis (GO)
4.000% 03/01/42
...
2,205 2,218,056
County of Williamson (GO)
5.000%, 02/15/27 . 1,425 1,465,060
5.000%, 02/15/30 . 2,630 2,833,914
5.000%, 02/15/42 . 2,250 2,490,068
Crowley Independent
School District (GO)
5.000% 02/01/37
(PSF-GTD)
........
845 950,671
Cypress-Fairbanks
Independent School
District (GO)
5.000%, 02/15/28
(PSF-GTD) ....... 670 706,968

140
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 02/15/37
(PSF-GTD) ....... 1,000 $ 1,185,692
Dallas College (GO)
5.000% 02/15/29
...
1,730 1,866,538
Dallas County Utility &
Reclamation District
(GO)
5.000% 02/15/26 410 410,377
Dallas Fort Worth
International Airport
(RB)
5.000% 11/01/30 350 390,877
Dallas Independent School
District (GO)
5.000%, 02/15/29
(PSF-GTD) ....... 1,220 1,318,392
5.000%, 02/15/41
(PSF-GTD) ....... 2,925 3,174,470
Del Valle Independent
School District (GO)
5.000% 06/15/26
(PSF-GTD)
........
745 752,425
Denton Independent
School District (GO),
Series C
5.000%
08/15/36 (PSF-GTD) 750 882,633
DeSoto Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
310 314,230
Dripping Springs
Independent School
District (GO)
5.000%
02/15/38 (PSF-GTD) 435 486,926
Eagle Mountain & Saginaw
Independent School
District (GO)
5.000%, 08/15/27
(PSF-GTD) ....... 1,275 1,328,892
5.000%, 08/15/42
(PSF-GTD) ....... 715 787,057
East Central Independent
School District (GO)
4.000% 08/15/41
(PSF-GTD)
........
1,030 1,056,493
El Paso County Hospital
District (GO)
5.000%, 02/15/26
(AGM) ........... 980 980,794
5.000%, 02/15/27
(AGM) ........... 635 650,030
5.000%, 08/15/40
(AGM) ........... 1,375 1,505,185
El Paso Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
1,365 1,383,918
Face
Amount
Value
(000)
TEXAS — (Continued)
Forney Independent
School District (GO)
5.000% 08/15/27
(PSF-GTD)
........
1,000 $ 1,039,183
Fort Bend Independent
School District (GO),
Series A
5.000%
08/15/26 (PSF-GTD) 1,210 1,227,745
Fort Worth Independent
School District (GO),
Series A
5.000%
02/15/32 (PSF-GTD) 2,075 2,230,471
Frisco Independent School
District (GO)
5.000%, 02/15/28
(PSF-GTD) ....... 420 443,174
4.000%, 02/15/28
(PSF-GTD) ....... 3,760 3,872,527
5.000%, 02/15/34
(PSF-GTD) ....... 3,185 3,706,337
Galveston Independent
School District (GO)
5.000%, 02/01/27
(PSF-GTD) ....... 420 431,161
Goose Creek Consolidated
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 360 370,158
5.000%, 02/15/28
(PSF-GTD) ....... 1,250 1,318,714
Greater Texoma Utility
Authority (RB)
5.000%, 10/01/42
(BAM) ........... 2,525 2,710,248
5.000%, 10/01/43
(BAM) ........... 5,630 5,977,153
Greenville Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
380 390,643
Gulf Coast Authority (RB)
5.000%, 10/01/29 . 1,250 1,355,860
5.000%, 10/01/35 . 1,605 1,856,324
Harris County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 11/15/26 . 105 105,647
5.000%, 05/15/27 . 770 793,070
5.000%, 05/15/28 . 325 342,300
5.000%, 07/01/28 . 550 582,352
3.000%, 10/01/40 . 245 214,716
Harris County Flood
Control District (GO),
Series A
5.000%
10/01/27
..........
1,800 1,881,378

141
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Hays Consolidated
Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 460 $ 472,692
5.000%, 02/15/35
(PSF-GTD) ....... 550 648,871
Houston City College (GO)
5.000%, 02/15/28 . 1,615 1,699,979
5.000%, 02/15/35 . 1,975 2,099,957
Houston Independent
School District (GO),
Series A
5.000%
02/15/26 (PSF-GTD) 860 860,857
Hurst-Euless-Bedford
Independent School
District (GO)
5.000%
08/15/43 (PSF-GTD) 3,450 3,721,396
Hutto Independent School
District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 210 212,785
5.000%, 08/01/27
(PSF-GTD) ....... 195 202,745
Katy Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 380 391,039
5.000%, 02/15/30
(PSF-GTD) ....... 2,860 2,935,398
Lamar Consolidated
Independent School
District (GO)
5.000%
02/15/30
..........
1,145 1,260,282
Lewisville Independent
School District (GO)
5.000% 08/15/43
(PSF-GTD)
........
1,000 1,080,927
Lower Colorado River
Authority (RB)
5.000%, 05/15/26 . 2,415 2,433,732
5.000%, 05/15/29 . 165 178,421
5.000%, 05/15/32
(AGM) ........... 560 629,232
5.000%, 05/15/33 . 2,160 2,317,813
5.000%, 05/15/41 . 275 293,418
5.000%, 05/15/42
(AGM) ........... 1,300 1,405,749
Marble Falls Independent
School District (GO)
5.000% 02/15/28
(PSF-GTD)
........
1,380 1,456,143
North East Texas Regional
Mobility Authority (RB),
Series A
5.000%
01/01/35
..........
625 719,331
Face
Amount
Value
(000)
TEXAS — (Continued)
North Texas Municipal
Water District Water
System (RB)
5.000%
09/01/26
..........
1,405 $ 1,428,033
North Texas Tollway
Authority (RB)
5.000%, 01/01/27 . 1,055 1,081,454
5.000%, 01/01/39 . 3,020 3,124,110
Northside Independent
School District (GO)
5.000% 08/01/26
(PSF-GTD)
........
500 506,656
Northwest Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
3,335 3,679,698
Pearland Independent
School District (GO)
5.000%, 02/15/35
(PSF-GTD) ....... 195 230,568
5.000%, 02/15/36
(PSF-GTD) ....... 245 286,178
Permanent University Fund
- University of Texas
System (RB)
5.000%, 07/01/27 . 815 823,677
5.000%, 07/01/43 . 1,000 1,088,833
Pflugerville Independent
School District (GO),
Series A
5.000%
02/15/41
..........
1,025 1,125,909
Plano Independent School
District (GO)
5.000%
02/15/29
..........
2,255 2,431,597
Prosper Independent
School District (GO),
Series A
5.000%
02/15/44 (PSF-GTD) 1,525 1,639,921
Richardson Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 670 689,044
5.000%, 02/15/29
(PSF-GTD) ....... 390 419,905
Roma Independent School
District (GO)
4.000%
02/15/26 (PSF-GTD) 60 60,032
Round Rock Independent
School District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 660 669,214
5.000%, 08/01/29
(PSF-GTD) ....... 2,245 2,442,003
San Antonio Independent
School District (GO)

142
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 08/15/26
(PSF-GTD) ....... 1,200 $ 1,217,534
5.000%, 08/15/27
(PSF-GTD) ....... 870 906,235
5.000%, 08/15/28
(PSF-GTD) ....... 1,625 1,734,451
5.000%, 08/15/28
(PSF-GTD) ....... 2,735 2,919,214
5.000%, 08/15/29
(PSF-GTD) ....... 540 588,840
4.000%, 08/15/43
(PSF-GTD) ....... 1,500 1,500,637
Sherman Independent
School District (GO),
Series B
5.000%
02/15/42 (PSF-GTD) 1,000 1,081,661
Splendora Independent
School District (GO)
5.000% 02/15/43
(PSF-GTD)
........
900 962,998
Springtown Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
1,425 1,630,760
Stanton Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
1,150 1,289,713
State of Texas (GO)
5.000%, 10/01/26 . 1,600 1,611,462
5.000%, 04/01/27 . 2,845 2,856,933
5.000%, 04/01/27 . 2,540 2,550,654
5.000%, 10/01/31 . 1,730 1,805,328
5.000%, 10/01/32 . 2,700 2,813,810
5.000%, 02/01/35 . 3,635 4,333,940
5.000%, 08/01/35 . 2,390 2,857,126
5.000%, 10/01/35 . 1,665 1,991,857
Sulphur Springs
Independent School
District (GO)
5.000%
02/15/44 (PSF-GTD) 970 1,034,638
Tarrant County College
District (GO)
5.000%
08/15/26
..........
1,385 1,405,162
Tarrant County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 07/01/28 . 315 333,301
5.000%, 11/15/28 . 965 1,031,372
5.000%, 12/01/44 . 1,000 1,063,228
Tarrant Regional Water
District Water Supply
System (RB), Series A
5.000% 03/01/27
...
1,885 1,889,015
Temple Independent School
District (GO)
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 02/01/27
(PSF-GTD) ....... 820 $ 841,381
5.000%, 02/01/39
(PSF-GTD) ....... 715 808,148
5.000%, 02/01/43
(PSF-GTD) ....... 1,590 1,713,944
Texas A&M University
(RB), Series A
5.000%
05/15/36
..........
2,670 3,129,247
Texas City Independent
School District (GO)
5.000% 08/15/39
(PSF-GTD)
........
1,700 1,867,869
Texas Department of
Transportation State
Highway Fund (RB),
Series A
5.000%
10/01/29
..........
1,100 1,117,274
Texas State Technical
College (RB)
5.000%
08/01/29 (AGM)
....
890 965,605
Texas Tech University
System (RB), Series A
5.000% 02/15/42
...
470 521,008
Texas Transportation
Commission (GO)
5.000% 04/01/43
...
535 579,382
Tomball Independent
School District (GO)
5.000% 02/15/29
(PSF-GTD)
........
635 684,079
Town of Prosper (GO)
5.000% 02/15/26
...
305 305,284
Trinity River Authority
Central Regional
Wastewater System
(RB)
5.000% 08/01/29 635 693,487
Trinity River Authority
Denton Creek
Wastewater Treatment
System (RB)
5.000%, 02/01/26 . 515 515,000
Upper Trinity Regional
Water District (RB)
5.000%, 08/01/26
(BAM) ........... 440 445,616
5.000%, 08/01/31
(BAM) ........... 260 292,104
Waco Independent School
District (GO)
5.000%
08/15/26 (PSF-GTD) 250 253,572
Washington County Junior
College District (RB)
5.000% 10/01/29
(AGM)
............
1,700 1,834,748

143
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Waxahachie Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
645 $ 662,060
Weatherford Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
605 650,044
West Travis County Public
Utility Agency (RB)
6.500% 08/15/26
(AGM)
............
435 444,012
TOTAL TEXAS ........... 376,685,955
UTAH — (0.2%)
Central Valley Water
Reclamation Facility
(RB), Series C
4.000%
03/01/40
..........
4,770 4,863,257
VERMONT — (0.0%)
State of Vermont (GO),
Series A
5.000%
08/15/27
..........
100 104,162
VIRGINIA — (3.1%)
Arlington County Industrial
Development Authority
(RB)
5.000% 07/01/26 460 464,483
City of Alexandria (GO)
4.000%, 12/15/39 . 1,685 1,780,291
4.000%, 12/15/40 . 2,485 2,597,739
City of Manassas (GO)
4.000%, 01/01/42
(ST AID WITHHLDG) 1,075 1,101,892
4.000%, 01/01/43
(ST AID WITHHLDG) 2,305 2,341,669
4.000%, 01/01/44
(ST AID WITHHLDG) 1,120 1,129,499
City of Newport News
(GO), Series A
5.000%
08/01/29
..........
895 930,882
City of Norfolk (GO)
5.000%, 09/01/26
(ST AID WITHHLDG) 7,530 7,649,623
5.000%, 09/01/27
(ST AID WITHHLDG) 1,185 1,235,432
5.000%, 09/01/36
(ST AID WITHHLDG) 225 254,648
City of Richmond (GO),
Series A
5.000%
03/01/30 (ST AID
WITHHLDG)
.......
1,260 1,331,882
City of Roanoke (GO)
5.000% 04/01/26 (ST
AID WITHHLDG)
...
745 748,210
Face
Amount
Value
(000)
VIRGINIA — (Continued)
City of Virginia Beach
(GO), Series B
4.000%
02/01/42 (ST AID
WITHHLDG)
.......
5,315 $ 5,481,961
Commonwealth of Virginia
(GO), Series 2024-A
5.000% 06/01/27
...
880 887,476
County of Fairfax (GO)
4.000%, 10/01/29
(ST AID WITHHLDG) 10,505 11,150,603
4.000%, 10/01/42
(ST AID WITHHLDG) 6,535 6,633,111
4.000%, 10/01/43
(ST AID WITHHLDG) 2,500 2,518,508
County of Henrico (GO),
Series A
4.000%
08/01/41
..........
1,950 2,018,007
County of Henrico Water &
Sewer (RB)
¤ 5.000%, 05/01/29
(Pre-refunded @
$100, 5/1/26) ...... 2,005 2,018,411
¤ 5.000%, 05/01/30
(Pre-refunded @
$100, 5/1/26) ...... 1,005 1,011,722
¤ 5.000%, 05/01/31
(Pre-refunded @
$100, 5/1/26) ...... 2,170 2,184,515
¤ 5.000%, 05/01/33
(Pre-refunded @
$100, 5/1/26) ...... 1,500 1,510,033
County of Loudoun (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 305 312,057
5.000%, 12/01/26
(ST AID WITHHLDG) 285 291,594
5.000%, 12/01/28
(ST AID WITHHLDG) 4,500 4,846,392
TOTAL VIRGINIA ......... 62,430,640
WASHINGTON — (7.2%)
Auburn School District No.
408 of King & Pierce
Counties (GO)
5.000%
12/01/26 (SCH BD
GTY)
.............
2,340 2,393,498
City of Seattle (GO)
5.000% 05/01/43
...
1,355 1,483,730
City of Seattle Drainage
& Wastewater (RB)
5.000% 09/01/29
...
1,495 1,635,586
City of Seattle Municipal
Light & Power (RB)
5.000%, 07/01/26 . 4,080 4,126,807
5.000%, 09/01/29 . 3,790 3,952,622

144
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
WASHINGTON
— (Continued)
County of King (GO),
Series A
5.000%
06/01/29
..........
665 $ 723,807
County of King WA (GO),
Series B
5.000%
12/01/38
..........
2,485 2,889,514
County of Spokane (GO)
5.000% 12/01/28
...
615 660,603
County of Spokane WA
(GO)
5.000%, 12/01/36 . 305 358,746
5.000%, 12/01/37 . 230 268,128
County of Thurston (GO)
5.000% 12/01/43
...
2,340 2,489,775
Energy Northwest (RB)
5.000%, 07/01/26 . 4,125 4,172,152
5.000%, 07/01/26 . 585 585,758
5.000%, 07/01/28 . 12,115 12,685,963
5.000%, 07/01/36 . 1,585 1,701,710
5.000%, 07/01/37 . 1,750 1,988,455
5.000%, 07/01/39 . 2,490 2,689,732
5.000%, 07/01/40 . 2,920 3,159,848
5.000%, 07/01/41 . 2,275 2,444,626
5.000%, 07/01/41 . 500 565,857
4.000%, 07/01/42 . 1,360 1,375,649
Franklin County School
District No. 1 Pasco
(GO), Series 1
5.000%
12/01/35 (SCH BD
GTY)
.............
1,130 1,287,646
King & Snohomish
Counties School District
No. 417 Northshore
(GO)
5.000% 12/01/34
(SCH BD GTY)
.....
1,665 1,972,743
King County School District
No. 401 Highline (GO)
5.000% 12/01/41
(SCH BD GTY)
.....
1,730 1,894,274
Pierce County School
District No. 3 Puyallup
(GO)
5.000% 12/01/31
(SCH BD GTY)
.....
4,610 4,771,066
Pierce County School
District No. 403 Bethel
(GO)
5.000% 12/01/42
(SCH BD GTY)
.....
2,000 2,200,038
Snohomish County Public
Utility District No. 1
Electric System (RB),
Series A
5.000%
12/01/36
..........
1,630 1,924,871
Snohomish County
School District No. 201
Snohomish (GO)
Face
Amount
Value
(000)
WASHINGTON
— (Continued)
4.000%, 12/01/26
(SCH BD GTY) .... 455 $ 461,681
5.000%, 12/01/26
(SCH BD GTY) .... 780 797,833
5.000%, 12/01/27
(SCH BD GTY) .... 855 897,781
Spokane County School
District No. 81 Spokane
(GO)
4.000% 12/01/43
(SCH BD GTY)
.....
1,895 1,911,538
State of Washington (GO)
5.000%, 02/01/26 . 1,795 1,795,000
5.000%, 07/01/26 . 1,000 1,011,422
4.000%, 07/01/27 . 1,285 1,317,206
5.000%, 08/01/28 . 1,500 1,600,274
5.000%, 08/01/30 . 3,020 3,374,003
5.000%, 08/01/31 . 1,355 1,373,156
5.000%, 08/01/37 . 3,690 4,322,654
5.000%, 07/01/38 . 3,675 4,286,889
5.000%, 08/01/38 . 3,345 3,777,032
5.000%, 08/01/38 . 8,000 9,300,062
5.000%, 02/01/39 . 1,490 1,570,275
5.000%, 07/01/39 . 2,580 2,949,428
5.000%, 08/01/39 . 3,075 3,451,509
5.000%, 08/01/39 . 4,260 4,588,357
5.000%, 08/01/41 . 5,000 5,116,806
5.000%, 02/01/42 . 760 770,745
5.000%, 08/01/42 . 1,250 1,308,648
5.000%, 02/01/43 . 1,055 1,104,414
5.000%, 02/01/44 . 1,675 1,759,123
5.000%, 06/01/44 . 1,415 1,470,566
University of Washington
(RB)
5.000% 12/01/28 425 456,757
Washington Health Care
Facilities Authority (RB)
5.000%, 08/01/26 . 200 202,250
5.000%, 08/15/34 . 1,080 1,116,416
5.000%, 08/15/35 . 1,500 1,547,165
5.000%, 10/01/35 . 7,035 8,052,327
5.000%, 03/01/40 . 1,355 1,474,120
5.000%, 09/01/40 . 300 331,078
Whatcom County School
District No. 501
Bellingham (GO)
4.000% 12/01/38
(SCH BD GTY)
.....
3,605 3,681,191
TOTAL WASHINGTON .... 143,580,910
WEST VIRGINIA — (0.3%)
State of West Virginia (GO)
5.000%, 12/01/39 . 2,045 2,226,682
5.000%, 06/01/41 . 1,480 1,529,302
5.000%, 12/01/41 . 1,000 1,048,409
West Virginia Hospital
Finance Authority (RB)

145
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
WEST VIRGINIA
— (Continued)
5.000%, 06/01/37 . 230 $ 255,874
5.250%, 06/01/42 . 1,000 1,099,297
TOTAL WEST VIRGINIA ... 6,159,564
WISCONSIN — (3.4%)
City of Madison (GO)
5.000%, 10/01/26 . 6,315 6,426,279
5.000%, 10/01/26 . 950 966,740
City of Milwaukee (GO)
5.000%, 04/01/27 . 455 467,977
4.000%, 04/01/28 . 140 140,301
5.000%, 04/01/28 . 2,635 2,766,586
City of Milwaukee WI (GO),
Series N3
5.000%
04/01/29 (AGM)
....
1,355 1,453,064
City of Racine (GO)
4.500% 03/15/27
...
1,205 1,207,537
Madison Metropolitan
School District (GO)
5.000%, 03/01/30 . 3,690 4,078,802
5.000%, 03/01/42 . 600 660,551
Milwaukee Metropolitan
Sewerage District
(GO), Series H
5.000%
10/01/34
..........
635 752,661
Platteville School District
(GO)
5.000%, 03/01/30 . 785 859,049
5.000%, 03/01/31 . 1,230 1,357,672
State of Wisconsin (GO)
5.000%, 11/01/26 . 1,615 1,648,439
5.000%, 05/01/27 . 4,975 5,145,093
5.000%, 05/01/29 . 3,175 3,452,892
5.000%, 05/01/31 . 9,185 10,411,054
5.000%, 05/01/31 . 3,040 3,371,780
5.000%, 05/01/37 . 2,370 2,651,642
5.000%, 05/01/37 . 840 954,202
5.000%, 05/01/38 . 3,095 3,492,707
4.000%, 05/01/40 . 660 669,975
5.000%, 05/01/41 . 5,435 6,009,676
4.000%, 05/01/41 . 3,195 3,232,557
Face
Amount
Value
(000)
WISCONSIN — (Continued)
University of Wisconsin
Hospitals & Clinics
(RB), Series A
5.000%
04/01/26
..........
275 $ 276,117
Village of Germantown
(GO), Series E
5.000%
03/01/30
..........
1,670 1,830,249
Wisconsin Department of
Transportation (RB),
Series A
5.000%
07/01/43
..........
2,700 2,916,242
Wisconsin Health &
Educational Facilities
Authority (RB), Series A
5.000% 08/15/32
...
360 360,737
TOTAL WISCONSIN ...... 67,560,581
TOTAL MUNICIPAL BONDS 1,998,333,678
COMMERCIAL PAPER — (0.4%)
UNITED STATES — (0.4%)
Maricopa Cnty Az Industries
Development
2.700%, 02/04/26 ...... 3,500 3,500,209
2.680%, 02/11/26 ...... 3,316 3,316,367
TOTAL UNITED STATES .. 6,816,576
TOTAL COMMERCIAL
PAPER ................. 6,816,576
Shares Value
INVESTMENT
COMPANY  — (0.0%)
UNITED STATES — (0.0%)
BlackRock Liquidity Funds
MuniCash
(r) 1.849%, ............. 944,645 944,739
TOTAL UNITED STATES .. 944,739
TOTAL INVESTMENT
COMPANY .............. 944,739
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $1,983,378,995) ..... 2,006,094,993
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,983,378,995) ..... $ 2,006,094,993
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(r) Rate disclosed is the seven day yield as of January 31, 2026.
AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual

146
Dimensional National Municipal Bond ETF
continued
CNTY GTD County Guaranteed
COP Certificate of Participation
ETM Escrowed to Maturity
GO General Obligation
PSF-GTD Public School Fund Guarantee
Q-SBLF School Bond Qualification and Loan Program
RB Revenue Bond
RN Revenue Note
SCH BD GTY School Board Guarantee
SCSDE South Carolina State Department of Education
SD CRED PROG School District Credit Program
ST Special Tax
ST AID DIR DEP State Aid Direct Deposit
ST AID WITHHLDG State Aid Withholding
ST APPROP State Appropriations
ST INTERCEPT State Intercept
TA Tax Allocation
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 1,998,333,678 $ — $ 1,998,333,678
Commercial Paper ...................... — 6,816,576 — 6,816,576
Investment Company .................... 944,739 — — 944,739
Total Investments ....................... $944,739 $2,005,150,254 $— $2,006,094,993

147
Dimensional California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount
Value
(000)
MUNICIPAL BONDS — (98.1%)
CALIFORNIA — (98.1%)
Alameda Corridor
Transportation Authority
(RB), Series A
5.000%
10/01/43 (AGM)
....
500 $ 541,663
Alameda Unified School
District-Alameda County
(GO), Series 2022-B
5.000% 08/01/43
...
200 220,056
Alum Rock Union
Elementary School
District (GO)
5.000%
08/01/42 (BAM)
....
300 329,715
Amador Water Agency
Financing Corp. (COP),
Series A
5.000%
06/01/26
..........
240 240,471
Anaheim Housing & Public
Improvements Authority
(RB)
5.000%, 10/01/26 . 1,175 1,198,507
5.000%, 10/01/26 . 150 153,001
5.000%, 10/01/29 . 800 839,147
5.000%, 10/01/29 . 3,000 3,146,802
5.000%, 10/01/32 . 880 996,365
Antelope Valley Union High
School District (GO)
5.000%, 08/01/26 . 750 761,482
5.000%, 08/01/27 . 465 486,344
Arcadia Unified School
District (GO)
4.000%
08/01/40
..........
1,000 1,001,380
Atascadero Unified School
District (GO), Series A
5.000% 08/01/27
...
250 261,022
Bay Area Toll Authority
(RB), Series A
2.650%
04/01/55
..........
14,110 14,110,000
Beaumont Public
Improvement Authority
(RB)
5.000%, 09/01/29 . 300 332,226
5.000%, 09/01/30 . 245 278,503
Belmont-Redwood Shores
School District (GO),
Series A
5.000%
08/01/26
..........
420 426,199
Burbank Unified School
District (GO)
5.000%, 08/01/27 . 650 680,427
5.000%, 08/01/29 . 1,000 1,107,542
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
California Educational
Facilities Authority
(RB), Series A
5.000%
04/01/44
..........
300 $ 328,691
California Health Facilities
Financing Authority (RB)
5.000%, 02/01/26 . 270 270,000
5.000%, 11/01/27 . 1,165 1,225,297
5.000%, 02/01/28 . 185 196,005
5.000%, 12/01/28 . 550 582,581
5.000%, 11/15/30 . 1,330 1,337,246
5.000%, 08/15/32 . 1,920 1,944,075
5.000%, 08/15/33 . 1,045 1,263,148
4.000%, 08/15/36 . 1,100 1,102,573
4.000%, 04/01/38 . 400 406,077
5.000%, 08/15/41 . 515 560,666
5.000%, 12/01/41 . 500 550,484
5.000%, 11/01/43 . 355 388,373
5.000%, 11/15/43 . 4,665 5,180,365
5.000%, 12/01/43 . 1,250 1,342,475
¤ 5.000%, 11/15/46
(Pre-refunded @ $100
11/15/26) ......... 910 929,903
California Public Finance
Authority (RB)
5.000%, 06/01/26 . 100 100,775
5.000%, 06/01/28 . 180 189,347
California State Public
Works Board (RB)
5.000%, 09/01/26 . 450 457,506
5.000%, 08/01/27 . 1,180 1,230,578
5.000%, 09/01/28 . 560 601,354
5.000%, 09/01/28 . 1,425 1,530,231
5.000%, 12/01/28 . 1,115 1,205,171
4.000%, 11/01/30 . 400 404,275
5.000%, 11/01/30 . 1,340 1,367,947
4.000%, 11/01/31 . 1,820 1,838,248
4.000%, 04/01/33 . 600 604,755
5.000%, 05/01/34 . 1,055 1,214,932
5.000%, 08/01/35 . 300 338,318
5.000%, 11/01/37 . 1,400 1,645,244
5.000%, 09/01/39 . 2,625 3,026,234
5.000%, 11/01/41 . 750 847,261
5.000%, 11/01/42 . 755 862,487
4.500%, 11/01/43 . 1,785 1,865,100
5.000%, 11/01/43 . 2,000 2,253,869
5.000%, 04/01/44 . 2,185 2,399,431
California State University
(RB)
5.000%, 11/01/26 . 900 920,987
5.000%, 11/01/27 . 825 869,745

148
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 11/01/28 . 650 $ 705,092
5.000%, 11/01/30 . 1,375 1,425,215
5.000%, 11/01/31 . 655 659,679
4.000%, 11/01/35 . 1,465 1,467,877
4.000%, 11/01/36 . 50 50,026
California Statewide
Communities
Development Authority
(RB)
5.000%, 12/01/26 . 135 138,092
5.000%, 12/01/43 . 2,250 2,449,623
Calleguas Municipal Water
District (RB), Series A
5.000% 07/01/40
...
350 406,883
Campbell Union High
School District (GO),
Series B
4.000%
08/01/37
..........
500 501,724
Campbell Union School
District (GO)
4.000%
08/01/43
..........
1,500 1,532,973
Carlsbad Unified School
District (GO)
5.000%, 08/01/26 . 40 40,594
5.000%, 08/01/40 . 300 349,349
4.000%, 08/01/44 . 1,200 1,209,813
Cerritos Community
College District (GO)
4.000% 08/01/44
...
750 752,891
Chabot-Las Positas
Community College
District (GO), Series
2016-C
5.000%
08/01/43
..........
165 181,546
Chula Vista Elementary
School District (GO)
5.000%, 08/01/38 . 200 230,723
4.000%, 08/01/42 . 930 942,279
4.000%, 08/01/43 . 480 481,870
Chula Vista Municipal
Financing Authority
(RB)
5.000% 05/01/26 930 936,127
City & County of San
Francisco (COP), Series
A
4.000% 04/01/41
..
2,500 2,548,577
City & County of San
Francisco (GO)
5.000%, 06/15/26 . 2,000 2,022,841
5.000%, 06/15/29 . 1,075 1,154,900
4.000%, 06/15/39 . 735 752,367
4.000%, 06/15/41 . 2,060 2,089,241
5.000%, 06/15/43 . 2,000 2,202,939
5.000%, 06/15/44 . 2,025 2,206,153
City County of San
Francisco (COP)
5.000%, 04/01/29 . 2,335 2,551,663
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 04/01/37 . 3,425 $ 4,105,132
City of Bakersfield
Wastewater (RB)
5.000%, 09/15/29 . 735 816,405
5.000%, 09/15/30 . 1,705 1,945,580
City of Berkeley (RN)
4.000% 07/28/26
...
7,875 7,955,912
City of Los Angeles (RN)
5.000% 06/25/26
...
6,220 6,291,281
City of Los Angeles
Wastewater System (RB)
5.000%, 06/01/27 . 585 609,509
5.000%, 06/01/28 . 2,015 2,161,626
City of Oakland CA (GO)
5.000% 07/15/28
...
2,350 2,508,038
City of Oxnard Wastewater
(RB)
5.000% 06/01/28
(BAM)
............
355 379,226
City of Riverside Electric
(RB), Series A
5.000%
10/01/43
..........
1,275 1,420,901
City of Riverside Sewer
(RB), Series A
5.000%
08/01/29
..........
765 845,900
City of Roseville CA
Electric System
Revenue (RB)
5.000%
02/01/42
..........
870 995,395
City of San Francisco Public
Utilities Commission
Water (RB)
5.000%, 11/01/27 . 2,865 3,022,675
5.000%, 11/01/28 . 1,895 1,934,624
5.000%, 11/01/28 . 2,530 2,747,277
5.000%, 11/01/29 . 1,125 1,255,536
4.000%, 11/01/30 . 680 688,052
City of Santa Clara Electric
(RB), Series A
5.000%
07/01/44
..........
935 1,019,615
Clovis Unified School
District (GO)
5.000%, 08/01/26 . 460 466,881
5.000%, 08/01/36 . 200 235,875
5.000%, 08/01/37 . 240 280,934
5.000%, 08/01/38 . 200 232,046
5.000%, 08/01/39 . 210 242,193
Colton Joint Unified School
District (GO), Series
A
5.000% 08/01/41
(BAM)
............
1,250 1,416,419
Compton Unified School
District (GO), Series
B
4.000% 06/01/31
(BAM)
............
1,250 1,275,678

149
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Contra Costa
Transportation Authority
Sales Tax (RB), Series
A
5.000% 03/01/28
..
215 $ 221,972
Corona-Norco Unified
School District (GO)
5.000%, 08/01/30 . 425 481,394
5.000%, 08/01/31 . 320 371,178
County of Los Angeles
(RN), Series A
5.000%
06/30/26
..........
8,795 8,899,979
County of Riverside (RN)
5.000% 06/30/26
...
4,225 4,277,405
County of San Diego (RN)
5.000% 06/30/26
...
7,010 7,096,963
Culver City Unified School
District (GO), Series A
4.000% 08/01/44
...
1,080 1,076,341
Cupertino Union School
District (COP)
5.000%, 06/01/37 . 540 648,054
5.000%, 06/01/38 . 525 623,216
Desert Community College
District (GO)
5.000%
08/01/27
..........
820 859,506
Desert Sands Unified
School District (GO)
4.000% 08/01/44
...
1,100 1,096,273
East Bay Municipal Utility
District Water System
(RB), Series B
5.000%
06/01/30
..........
810 843,164
East Side Union High
School District (GO),
Series D
5.000%
08/01/27
..........
690 720,524
El Camino Community
College District
Fountation (The) (GO),
Series 2012-E
4.000%
08/01/43
..........
410 418,014
El Dorado Irrigation District
(COP)
5.000%, 03/01/43 . 715 774,741
5.000%, 03/01/44 . 290 312,417
Folsom Cordova Unified
School District (GO),
Series D
4.000%
10/01/37 (AGM)
....
3,035 3,048,330
Fontana Public Facilities
Financing Authority (RB)
5.000%, 11/01/37 . 450 539,049
5.000%, 11/01/38 . 500 593,089
Foothill-De Anza
Community College
District (GO)
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/26 . 1,145 $ 1,162,186
5.000%, 08/01/27 . 1,010 1,054,832
4.000%, 08/01/37 . 2,500 2,506,597
Fremont Unified School
District (GO)
8.000%, 08/01/26 . 2,000 2,058,752
8.000%, 08/01/27 . 1,000 1,087,811
Fremont Union High
School District (GO),
Series A
5.000%
08/01/33
..........
265 275,376
Garden Grove Public
Financing Authority
(RB), Series A
5.000%
04/01/43 (BAM)
....
300 328,368
Glendale Unified School
District (GO)
¤ 4.000%, 09/01/30
(Pre-refunded @ $100
9/1/26) ........... 1,010 1,021,410
¤ 4.000%, 09/01/34
(Pre-refunded @ $100
9/1/26) ........... 1,015 1,026,466
¤ 4.000%, 09/01/35
(Pre-refunded @ $100
9/1/26) ........... 1,325 1,339,968
Goleta Union School District
(GO)
5.000%, 08/01/42 . 160 180,442
5.000%, 08/01/43 . 400 445,656
5.000%, 08/01/44 . 275 302,417
Grossmont Union High
School District (GO)
4.000% 08/01/33
...
2,030 2,032,910
Hayward Unified School
District (GO)
5.000%, 08/01/41
(BAM) ........... 495 561,550
5.000%, 08/01/42
(BAM) ........... 415 464,496
Imperial Community
College District (GO),
Series 2022-B
5.000%
08/01/43 (AGM)
....
275 304,466
Imperial Irrigation District
Electric System (RB)
5.000%, 11/01/36 . 400 487,348
5.000%, 11/01/37 . 600 718,733
5.000%, 11/01/37 . 1,210 1,216,402
Irvine Facilities Financing
Authority (RB)
5.000%
05/01/30
..........
665 669,451
Irvine Ranch Water District
(RB), Series B
5.000%
05/01/30
..........
315 355,691

150
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
La Mesa-Spring Valley
School District (GO),
Series B
5.000%
08/01/41
..........
450 $ 490,103
Lake County Public
Financing Authority (RB)
4.000%, 05/01/42 . 265 269,375
4.000%, 05/01/43 . 955 959,900
Lancaster Financing
Authority (RB), Series
A
5.000% 05/01/43
(BAM)
............
1,000 1,086,982
Long Beach Unified School
District (GO)
5.000%, 08/01/30 . 1,140 1,156,327
5.000%, 08/01/31 . 1,065 1,080,094
4.000%, 08/01/41 . 500 500,540
Los Alamitos Unified
School District (GO),
Series 2018-C
4.000%
08/01/42
..........
300 305,925
Los Angeles Community
College District (GO)
5.000%, 08/01/26 . 1,695 1,720,864
5.000%, 08/01/27 . 1,310 1,371,522
5.000%, 08/01/27 . 1,095 1,146,424
5.000%, 08/01/31 . 3,120 3,637,759
4.000%, 08/01/38 . 675 676,268
4.000%, 08/01/38 . 1,000 1,010,070
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB)
5.000%, 07/01/34 . 2,470 2,567,605
5.000%, 06/01/35 . 4,910 4,950,103
5.000%, 07/01/36 . 2,655 2,807,467
5.000%, 06/01/38 . 2,855 2,874,313
5.000%, 07/01/41 . 2,500 2,566,813
5.000%, 07/01/42 . 2,580 2,641,076
Los Angeles County
Public Works Financing
Authority (RB)
5.000%, 12/01/29 . 790 881,010
5.000%, 12/01/29 . 180 180,531
5.000%, 12/01/36 . 1,315 1,608,899
Los Angeles County
Sanitation Districts
Financing Authority (RB)
5.000%, 10/01/29 . 280 310,955
5.000%, 10/01/32 . 425 503,449
Los Angeles Department of
Water & Power (RB)
5.000%, 07/01/31 . 135 141,449
5.000%, 07/01/37 . 3,690 3,788,912
5.000%, 07/01/39 . 225 253,229
5.000%, 07/01/41 . 215 232,060
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 07/01/43 . 70 $ 75,224
5.000%, 07/01/43 . 1,575 1,671,347
5.000%, 07/01/43 . 1,000 1,074,632
5.000%, 07/01/43 . 1,000 1,078,951
Los Angeles Department of
Water & Power Water
System (RB)
5.000%, 07/01/36 . 870 885,330
5.000%, 07/01/42 . 1,065 1,154,743
5.000%, 07/01/43 . 1,000 1,065,744
5.000%, 07/01/43 . 2,000 2,157,902
5.000%, 07/01/43 . 1,500 1,598,617
5.000%, 07/01/44 . 550 590,975
Los Angeles Unified School
District (COP)
5.000%, 10/01/37 . 395 465,059
Los Angeles Unified School
District (GO)
5.000%, 07/01/26 . 595 602,422
5.000%, 07/01/27 . 1,810 1,889,513
5.000%, 07/01/28 . 135 145,026
5.000%, 07/01/28 . 1,870 1,891,797
5.000%, 07/01/30 . 6,015 6,806,897
5.000%, 07/01/38 . 1,500 1,785,390
5.000%, 07/01/38 . 1,190 1,416,410
5.000%, 07/01/43 . 5,310 5,960,210
5.000%, 07/01/44 . 1,855 2,049,959
Los Rios Community
College District (GO)
5.000% 08/01/27
...
700 732,874
Menifee Union School
District (GO)
5.000%, 08/01/40 . 200 227,441
5.000%, 08/01/41 . 480 540,654
Metropolitan Water District
of Southern California
(RB), Series C
5.000%
07/01/40
..........
840 912,976
Mill Valley School District
(GO), Series 2022-B
4.000% 08/01/44
...
405 406,714
Monterey Peninsula
Community College
District (GO), Series
2020-B
4.000%
08/01/43
..........
500 504,537
Monterey Peninsula
Unified School District
(GO), Series 2018-C
5.000% 08/01/26
...
1,000 1,015,059
Moreno Valley Public
Financing Authority
(RB), Series A
5.000%
11/01/26
..........
115 117,383
Moreno Valley Unified
School District (GO)

151
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/26
(BAM) ........... 385 $ 390,644
5.000%, 08/01/27
(BAM) ........... 345 360,158
Mount Diablo Unified
School District (GO),
Series B
4.000%
08/01/28
..........
1,140 1,191,441
Mt San Antonio Community
College District (GO)
4.000%, 08/01/38 . 1,300 1,341,935
4.000%, 08/01/44 . 535 539,372
5.000%, 08/01/45 . 425 467,898
Municipal Improvement
Corp. of Los Angeles
(RB)
5.000%, 11/01/27 . 2,430 2,480,341
4.000%, 11/01/34 . 4,605 4,630,873
5.000%, 11/01/36 . 1,725 1,749,078
Napa Valley Community
College District (GO)
5.000% 08/01/34
...
1,800 2,197,441
Napa Valley Unified School
District (GO), Series
C
4.000% 08/01/36
(AGM)
............
1,520 1,525,918
Oak Grove School District
(GO), Series B
5.000%
08/01/39
..........
960 1,131,955
Oakland Unified School
District (GO)
5.000%, 08/01/28 . 1,305 1,322,561
5.000%, 08/01/31
(AGM) ........... 340 353,487
4.000%, 08/01/36
(AGM) ........... 1,500 1,517,338
5.000%, 08/01/38 . 875 898,686
Orange County Sanitation
District (RB), Series A
4.000% 02/01/37
...
1,360 1,360,000
Pajaro Valley Unified School
District (GO)
5.000%, 08/01/37 . 300 361,036
5.000%, 08/01/38 . 325 386,621
5.000%, 08/01/39 . 370 435,600
5.000%, 08/01/40 . 300 349,619
Palm Springs Unified
School District (GO),
Series 2016-B
5.000%
08/01/43
..........
1,000 1,112,582
Palos Verdes Peninsula
Unified School District
(GO), Series 2024
4.000% 08/01/44
...
2,000 2,012,022
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Pasadena Area
Community College
District (GO), Series A
5.000% 08/01/27
...
1,050 $ 1,066,155
Pasadena Unified School
District (GO)
5.000%, 08/01/26 . 1,070 1,086,649
5.000%, 08/01/27 . 1,560 1,632,789
Pittsburg Unified School
District (GO)
5.000%, 08/01/28
(AGM) ........... 415 444,772
4.000%, 08/01/34 . 500 502,410
Placentia-Yorba Linda
Unified School District
(COP)
5.000%, 10/01/29 . 250 275,249
5.000%, 10/01/33 . 275 326,354
Pleasanton Unified School
District (GO)
5.000%, 08/01/27 . 425 444,444
5.000%, 08/01/28 . 345 371,272
Redlands Unified School
District (GO)
5.000%
07/01/26
..........
250 253,014
Redwood City School
District (GO), Series
2022-A
5.000%
08/01/42
..........
300 334,346
Regents of the University of
California Medical Center
Pooled (RB)
5.000%, 05/15/27 . 865 871,847
5.000%, 05/15/41 . 4,000 4,412,048
4.000%, 05/15/43 . 2,000 2,006,480
2.650%, 05/15/45 . 11,390 11,390,000
2.650%, 05/15/45 . 4,145 4,145,000
Riverside Community
College District (GO)
5.000%, 08/01/27 . 690 721,568
4.000%, 08/01/42 . 400 407,662
4.000%, 08/01/43 . 825 833,025
4.000%, 08/01/44 . 765 766,470
Rowland Unified School
District (GO)
5.000%, 08/01/43 . 800 879,668
4.000%, 08/01/44 . 1,590 1,588,731
Sacramento City Financing
Authority (RB)
5.000%, 12/01/26 . 245 251,134
5.000%, 12/01/29 . 605 673,606
5.000%, 12/01/30 . 265 302,856
Sacramento City Unified
School District (GO)
4.000%, 07/01/26
(AGM) ........... 580 584,448

152
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/26
(BAM) ........... 570 $ 578,071
Sacramento Municipal Utility
District (RB)
5.000%, 08/15/37 . 1,720 1,858,813
5.000%, 08/15/40 . 930 1,059,869
5.000%, 08/15/43 . 390 431,187
Sacramento Transportation
Authority Sales Tax
(RB)
5.000% 10/01/38 3,015 3,504,780
Salinas City Elementary
School District (GO),
Series 2022-A
7.000%
08/01/38 (BAM)
....
300 371,659
Salinas Union High School
District (GO)
5.000%, 08/01/28 . 285 306,631
5.000%, 08/01/29 . 625 690,871
5.000%, 08/01/31 . 150 173,905
San Bernardino County
Transportation Authority
(RB), Series A
5.000%
03/01/38
..........
775 939,607
San Diego Community
College District (GO),
Series A-1
5.000%
08/01/44
..........
1,385 1,554,713
San Diego County
Regional Transportation
Commission (RB),
Series A
5.000%
04/01/42
..........
750 833,586
San Diego Public Facilities
Financing Authority (RB)
5.000%, 10/15/28 . 3,670 3,980,153
5.000%, 10/15/37 . 545 655,761
5.000%, 05/15/38 . 2,995 3,012,934
San Diego Unified School
District (GO)
5.000%, 07/01/26 . 5,130 5,193,774
5.000%, 07/01/26 . 300 303,729
5.500%, 07/01/27
(AGM) ........... 1,385 1,457,457
5.000%, 07/01/39 . 220 261,466
5.000%, 07/01/40 . 320 373,668
5.000%, 07/01/43 . 560 622,928
5.000%, 07/01/44 . 555 610,273
San Francisco Bay Area
Rapid Transit District
(GO)
5.000%, 08/01/28 . 6,000 6,470,037
5.000%, 08/01/28 . 7,100 7,656,210
4.000%, 08/01/35 . 1,450 1,516,068
4.000%, 08/01/36 . 340 353,064
5.000%, 08/01/43 . 5,000 5,621,587
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
San Francisco Bay Area
Rapid Transit District
Sales Tax (RB)
5.000%, 07/01/28 . 835 $ 895,372
4.000%, 07/01/34 . 400 406,111
4.000%, 07/01/35 . 510 511,756
4.000%, 07/01/36 . 1,045 1,056,912
4.000%, 07/01/37 . 715 721,382
San Francisco City
& County Airport
Comm-San Francisco
International Airport
(RB), Series B
5.000%
05/01/44
..........
525 578,941
San Francisco City &
County Public Utilities
Commission Power
(RB), Series A
4.000%
11/01/41
..........
1,700 1,747,069
San Francisco City &
County Public Utilities
Commission Wastewater
(RB)
5.000%, 10/01/27 . 205 215,751
5.000%, 10/01/28 . 320 346,660
5.000%, 10/01/31 . 1,020 1,189,525
5.000%, 10/01/35 . 3,250 3,259,080
5.000%, 10/01/37 . 2,080 2,187,898
5.000%, 10/01/38 . 535 561,761
5.250%, 10/01/42 . 1,325 1,495,611
San Francisco Community
College District (GO)
5.000%, 06/15/26
(BAM) ........... 465 470,172
5.000%, 06/15/44
(BAM) ........... 1,025 1,111,086
San Francisco Unified
School District (GO)
5.000%, 06/15/26 . 485 486,109
5.000%, 06/15/28 . 500 500,997
4.000%, 06/15/31 . 1,500 1,501,760
4.000%, 06/15/33 . 2,000 2,001,738
San Jacinto Unified School
District (GO)
5.000%, 08/01/42 . 1,565 1,778,217
5.000%, 08/01/43 . 1,795 2,012,590
5.000%, 08/01/44 . 1,660 1,837,637
San Joaquin County
Transportation Authority
Measure K Sales Tax
(RB)
5.000% 03/01/35 1,445 1,560,915
San Joaquin Delta
Community College
District (GO)
5.000%, 08/01/26 . 980 994,807
5.000%, 08/01/28 . 140 150,626

153
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/29 . 220 $ 243,502
San Jose Unified School
District (GO)
5.000%, 08/01/26 . 2,025 2,055,596
5.000%, 08/01/27 . 1,545 1,614,982
San Juan Unified School
District (GO), Series
2016
4.000% 08/01/43 300 300,589
San Leandro Unified
School District (GO),
Series B
5.000%
08/01/39
..........
200 234,551
San Luis Coastal Unified
School District (GO),
Series 2022-B
5.000%
08/01/44
..........
1,000 1,075,298
San Luis Obispo County
Community College
District (GO), Series
2014-D
4.000%
08/01/43
..........
900 902,346
San Marcos Unified
School District (GO),
Series 2024-A
5.000%
08/01/27
..........
520 543,003
San Mateo Foster City
School District (GO),
Series 2020-C
5.000%
08/01/28
..........
425 458,035
¤ San Mateo Joint Powers
Financing Authority
(RB), Series A
4.000%
07/15/32 (Pre-
refunded @ $100
7/15/26)
...........
2,015 2,032,925
San Mateo Union High
School District (GO)
4.000%, 09/01/34 . 1,940 1,959,664
5.000%, 09/01/37 . 1,000 1,171,726
5.000%, 09/01/38 . 1,000 1,161,418
San Ysidro School District
(GO), Series 2020-B
5.000% 08/01/41
(AGM)
............
90 100,205
Santa Barbara Finance
Authority (RB)
4.000%
05/15/42
..........
830 848,429
Santa Clara County
Financing Authority (RB)
4.000%, 04/01/35 . 420 429,974
4.000%, 04/01/37 . 865 879,776
Santa Clara Unified School
District (GO)
4.000%
07/01/41
..........
3,325 3,423,113
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Santa Cruz City
Elementary School
District (GO), Series
2022-A
4.000%
08/01/44
..........
1,290 $ 1,295,899
Santa Cruz City High
School District (GO),
Series 2022-A
4.000%
08/01/44
..........
1,000 1,004,573
Santa Monica-Malibu
Unified School District
(GO)
5.000%, 08/01/28 . 785 846,377
4.000%, 07/01/35 . 3,430 3,455,024
5.000%, 08/01/40 . 1,000 1,107,775
5.000%, 08/01/42 . 635 696,022
South Tahoe Joint Powers
Financing Authority (RB)
5.000%, 10/01/36 . 230 269,956
5.000%, 10/01/37 . 175 203,875
Southwestern Community
College District (GO)
5.250%, 08/01/27 . 660 691,619
5.250%, 08/01/28 . 460 497,706
4.000%, 08/01/40 . 685 691,049
State of California (GO)
5.000%, 08/01/26 . 3,415 3,467,093
4.000%, 09/01/26 . 570 576,867
5.000%, 10/01/26 . 510 520,370
5.000%, 10/01/26 . 640 653,014
5.000%, 02/01/27
(AMBAC) ......... 310 319,323
5.000%, 10/01/27 . 2,950 3,094,708
5.000%, 11/01/27 . 1,410 1,482,579
5.000%, 03/01/28 . 4,030 4,272,338
5.000%, 08/01/28 . 3,065 3,242,652
5.000%, 09/01/28 . 480 515,697
5.000%, 10/01/28 . 5 5,012
5.000%, 11/01/28 . 1,515 1,634,809
5.000%, 12/01/28 . 1,350 1,459,951
5.000%, 08/01/29 . 5,200 5,333,174
4.000%, 08/01/29 . 1,590 1,602,203
5.000%, 08/01/30 . 4,955 5,093,567
5.000%, 10/01/30 . 1,505 1,619,117
5.000%, 11/01/30 . 670 702,284
4.000%, 08/01/31 . 2,170 2,184,958
5.250%, 08/01/31 . 165 165,418
4.000%, 09/01/31 . 2,775 2,797,179
5.000%, 09/01/32 . 2,270 2,304,673
4.000%, 09/01/32 . 2,710 2,730,236
5.000%, 04/01/33 . 1,840 1,994,682
5.000%, 08/01/33 . 2,500 2,971,121
5.000%, 09/01/33 . 1,545 1,567,430
5.000%, 03/01/35 . 215 236,666
5.000%, 04/01/35 . 10,570 11,270,826

154
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
4.000%, 08/01/35 . 760 $ 763,614
5.000%, 08/01/35 . 75 75,141
5.000%, 10/01/35 . 2,000 2,007,369
4.000%, 11/01/35 . 1,615 1,645,758
4.000%, 03/01/36 . 1,030 1,077,591
4.000%, 09/01/36 . 1,025 1,029,484
5.000%, 09/01/36 . 2,600 3,032,688
4.000%, 11/01/36 . 2,000 2,097,699
5.000%, 10/01/37 . 1,940 2,164,719
5.000%, 11/01/37 . 2,825 3,207,513
5.000%, 03/01/38 . 3,500 4,101,608
5.000%, 08/01/39 . 825 962,679
4.000%, 10/01/39 . 750 776,987
5.000%, 09/01/41 . 755 828,655
4.000%, 10/01/41 . 2,500 2,564,052
5.000%, 04/01/42 . 3,650 3,875,464
5.000%, 08/01/42 . 4,120 4,683,110
5.000%, 09/01/42 . 1,000 1,099,112
4.000%, 09/01/42 . 4,000 4,092,682
5.000%, 10/01/42 . 5,925 6,558,341
5.000%, 11/01/42 . 1,365 1,503,318
5.000%, 08/01/43 . 750 840,593
5.000%, 09/01/43 . 5,010 5,530,285
5.000%, 03/01/44 . 1,565 1,728,132
5.000%, 08/01/44 . 3,225 3,559,604
4.000%, 08/01/44 . 2,500 2,517,727
State of California
Department of Water
Resources (RB)
5.000%, 12/01/30 . 1,175 1,238,256
5.000%, 12/01/31 . 3,600 3,682,647
Stockton Unified School
District (COP)
5.000%, 02/01/26 . 75 75,000
5.000%, 02/01/29 . 1,210 1,279,989
5.000%, 02/01/31 . 300 316,693
Stockton Unified School
District (GO)
5.000%, 08/01/26 . 570 577,848
5.000%, 08/01/40
(AGM) ........... 350 395,509
Sunnyvale School District
(GO)
5.000%, 09/01/26 . 360 365,986
5.000%, 09/01/27 . 370 387,262
Tamalpais Union High
School District (GO),
Series 2024-A
4.000%
08/01/42
..........
3,500 3,636,502
Tracy Public Financing
Authority (RB), Series
A
5.000% 11/01/43
(BAM)
............
845 929,757
University of California (RB)
5.000%, 05/15/26 . 1,635 1,649,377
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 05/15/28 . 855 $ 913,774
5.000%, 05/15/29 . 520 570,840
5.000%, 05/15/31 . 2,000 2,301,566
5.000%, 05/15/35 . 3,000 3,093,477
5.000%, 05/15/37 . 2,250 2,655,675
5.000%, 05/15/38 . 1,500 1,756,575
5.000%, 05/15/38 . 805 873,099
5.000%, 05/15/40 . 3,000 3,465,903
5.000%, 05/15/40 . 1,500 1,732,951
5.500%, 05/15/40 . 1,380 1,668,674
5.000%, 05/15/42 . 250 280,003
5.000%, 05/15/43 . 1,555 1,646,790
5.000%, 05/15/43 . 2,750 3,043,621
5.000%, 05/15/44 . 1,555 1,701,514
Ventura County
Community College
District (GO)
4.000%
08/01/32
..........
3,000 3,007,272
Ventura Unified School
District (GO), Series B
5.000% 08/01/27
...
685 715,303
Vista Joint Powers
Financing Authority
(RB), Series A
5.000%
05/01/27
..........
350 361,725
West Contra Costa Unified
School District (GO)
5.000%, 08/01/31
(BAM) ........... 2,500 2,892,194
5.000%, 08/01/33
(BAM) ........... 1,930 2,305,309
West Valley-Mission
Community College
District (GO), Series
2012-C
4.000%
08/01/33
..........
635 638,348
Whittier Union High School
District (GO)
5.000%, 08/01/26 . 560 568,769
5.000%, 08/01/27 . 240 251,344
TOTAL CALIFORNIA ...... 630,361,438
TOTAL MUNICIPAL BONDS 630,361,438
COMMERCIAL PAPER — (1.9%)
UNITED STATES — (1.9%)
California Statewide Com
Δ 0.000%, 05/05/26 ..... 5,000 5,003,718
2.400%, 07/07/26 ...... 3,000 3,001,241
2.350%, 07/09/26 ...... 4,000 4,000,814
TOTAL UNITED STATES .. 12,005,773
TOTAL COMMERCIAL
PAPER ................. 12,005,773

155
Dimensional California Municipal Bond ETF
continued
Shares Value
INVESTMENT
COMPANY  — (0.0%)
UNITED STATES — (0.0%)
BlackRock Liquidity Funds
MuniCash
(r) 1.849%, ............. 268,613 $ 268,640
TOTAL UNITED STATES .. 268,640
TOTAL INVESTMENT
COMPANY .............. 268,640
TOTAL INVESTMENT
SECURITIES — ( 10 0.0% )
(Cost $637,927,183) ...... 642,635,851
TOTAL INVESTMENTS
— (100.0%)
(Cost $637,927,183) ...... $ 642,635,851
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
Δ Zero Coupon Security
(r) Rate disclosed is the seven day yield as of January 31, 2026.
AGM Assured Guaranty Municipal Corporation
AMBAC American Municipal Bond Assurance Corporation
BAM Build America Mutual
COP Certificate of Participation
GO General Obligation
RB Revenue Bond
RN Revenue Note
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 630,361,438 $ — $ 630,361,438
Commercial Paper ...................... — 12,005,773 — 12,005,773
Investment Company .................... 268,640 — — 268,640
Total Investments ....................... $268,640 $642,367,211 $— $642,635,851

1
Dimensional US Core Equity Market ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (10.1%)
#*Advantage Solutions, Inc. 5,207 $ 5,624
Alphabet, Inc., Class A 889,926 300,794,988
Alphabet, Inc., Class C 735,887 249,119,826
*AMC Networks, Inc., Class A 4,719 36,383
*Angi, Inc., Class A 9,739 126,412
*Anterix, Inc. 2,129 55,918
Array Digital Infrastructure, Inc. 8,409 405,230
#*AST SpaceMobile, Inc., Class A 29,079 3,233,876
AT&T, Inc. 1,098,793 28,799,365
#*Atlanta Braves Holdings, Inc. 81 3,566
*Atlanta Braves Holdings, Inc.,
Class C 8,211 327,865
ATN International, Inc. 1,783 43,131
*Bandwidth, Inc., Class A 4,523 63,186
*Boston Omaha Corp., Class A 5,846 71,380
*Bumble, Inc., Class A 22,021 73,770
#Cable One, Inc. 1,096 88,765
*Cargurus, Inc., Class A 15,591 505,148
*Cars.com, Inc. 11,969 135,968
#*Charter Communications, Inc.,
Class A 35,461 7,309,221
Cinemark Holdings, Inc. 27,316 646,843
Comcast Corp., Class A 637,738 18,972,705
*DoubleVerify Holdings, Inc. 34,422 372,446
*E.W. Scripps Co. (The), Class A 6,753 22,623
#*EchoStar Corp., Class A 9,527 1,078,647
Electronic Arts, Inc. 46,645 9,511,848
*Eventbrite, Inc., Class A 15,664 69,235
*EverQuote, Inc., Class A 5,000 113,500
Fox Corp., Class A 50,051 3,642,712
Fox Corp., Class B 47,131 3,090,380
#*fuboTV, Inc., Class A 81,618 182,008
#*Gambling.com Group, Ltd. 6,561 31,296
*GCI Liberty, Inc., Class A 550 20,608
*GCI Liberty, Inc., Class C 7,900 292,221
#*Globalstar, Inc. 9,291 572,511
*Gogo, Inc. 20,376 93,526
Gray Media, Inc. 21,518 97,046
*Grindr, Inc. 6,552 74,169
IDT Corp., Class B 5,353 260,316
*IMAX Corp. 10,524 367,393
#Iridium Communications, Inc. 27,059 539,015
John Wiley & Sons, Inc., Class A 10,700 334,161
*Liberty Broadband Corp., Class
A 2,752 132,151
*Liberty Broadband Corp., Class
C 24,964 1,201,018
*Liberty Global, Ltd., Class A 31,241 346,463
*Liberty Global, Ltd., Class C 40,406 447,698
*Liberty Latin America, Ltd., Class
A 11,616 89,676
*Liberty Latin America, Ltd., Class
C 37,851 294,481
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp.-Liberty
Formula One 5,899 $ 470,091
*Liberty Media Corp.-Liberty
Formula One, Class C 45,607 3,968,721
*Lionsgate Studios Corp. 25,166 237,567
#*Live Nation Entertainment, Inc. 40,924 5,952,396
*Lumen Technologies, Inc. 184,548 1,627,713
*Madison Square Garden
Entertainment Corp., Class A 8,419 520,884
*Magnite, Inc. 31,974 462,664
Marcus Corp. (The) 4,295 64,812
Match Group, Inc. 43,835 1,365,460
Meta Platforms, Inc., Class A 357,877 256,418,870
National CineMedia, Inc. 17,516 63,233
*Netflix, Inc. 589,017 49,177,029
New York Times Co. (The), Class
A 31,650 2,320,261
News Corp., Class A 78,859 2,131,559
#News Corp., Class B 37,056 1,152,442
Nexstar Media Group, Inc., Class
A 8,061 1,711,995
*Nextdoor Holdings, Inc. 50,552 99,082
Omnicom Group, Inc. 67,423 5,194,268
*Optimum Communications, Inc.,
Class A 43,381 66,373
#Paramount Skydance Corp.,
Class B 14,620 163,890
*Pinterest, Inc., Class A 109,429 2,421,664
*PubMatic, Inc., Class A 6,691 48,577
*QuinStreet, Inc. 7,773 103,303
*Reddit, Inc., Class A 15,290 2,756,328
*ROBLOX Corp., Class A 49,720 3,269,587
*Roku, Inc., Class A 23,519 2,239,009
Scholastic Corp. 6,019 210,484
Shenandoah Telecommunications
Co. 10,475 124,338
#Shutterstock, Inc. 5,605 111,259
Sinclair, Inc. 9,487 137,656
#Sirius XM Holdings, Inc. 10,149 206,532
*Snap, Inc., Class A 246,893 1,710,968
#*Sphere Entertainment Co. 5,764 550,520
Spok Holdings, Inc. 2,154 29,661
*Spotify Technology SA 15,492 7,751,422
*Stagwell, Inc., Class A 60,887 365,931
*Starz Entertainment Corp. 1,677 16,753
*Take-Two Interactive Software,
Inc. 21,860 4,815,758
*TechTarget, Inc. 4,482 23,486
TEGNA, Inc. 30,104 576,793
Telephone and Data Systems,
Inc. 21,654 977,245
*Thryv Holdings, Inc. 8,916 42,886
TKO Group Holdings, Inc., Class
A 10,077 2,041,399
T-Mobile US, Inc. 88,657 17,484,047

2
Dimensional US Core Equity Market ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
*Trade Desk, Inc. (The), Class A 60,230 $ 1,826,776
*TripAdvisor, Inc. 28,377 377,130
*USA TODAY Co, Inc. 40,160 237,747
Verizon Communications, Inc. 758,117 33,751,369
*Versant Media Group, Inc. 25,418 828,118
#*Vivid Seats, Inc., Class A 858 6,255
Walt Disney Co. (The) 236,471 26,673,929
*Warner Bros Discovery, Inc. 440,138 12,121,401
Warner Music Group Corp., Class
A 29,388 881,052
*Yelp, Inc., Class A 14,881 407,442
*Ziff Davis, Inc. 8,762 334,884
*ZoomInfo Technologies, Inc.,
Class A 67,234 541,234
TOTAL COMMUNICATION
SERVICES 1,093,268,571
CONSUMER DISCRETIONARY — (10.4%)
#*1-800-Flowers.com, Inc., Class
A 5,510 23,803
*Abercrombie & Fitch Co. 10,045 980,693
#Academy Sports & Outdoors,
Inc. 14,136 777,621
*Accel Entertainment, Inc., Class
A 16,415 185,654
#Acushnet Holdings Corp. 12,207 1,183,347
*Adient PLC 17,222 358,218
ADT, Inc. 204,979 1,639,832
*Adtalem Global Education, Inc. 7,836 811,418
#Advance Auto Parts, Inc. 13,477 647,031
*Airbnb, Inc., Class A 49,792 6,441,591
*Amazon.com, Inc. 1,413,496 338,249,593
#*American Axle & Manufacturing
Holdings, Inc. 33,281 265,250
American Eagle Outfitters, Inc. 38,715 902,447
*American Public Education, Inc. 2,883 120,452
*America's Car-Mart, Inc., Class
MA 1,604 41,255
*Aptiv PLC 46,179 3,498,059
Aramark 51,984 2,000,864
*Arhaus, Inc., Class A 13,321 135,608
*Ark Restaurants Corp. 63 413
Arko Corp. 30,262 160,691
*Asbury Automotive Group, Inc. 4,049 949,531
Autoliv, Inc. 18,232 2,210,448
*AutoNation, Inc. 9,721 1,992,611
*AutoZone, Inc. 3,004 11,127,687
Bassett Furniture Industries, Inc. 534 8,437
Bath & Body Works, Inc. 37,864 825,435
*Beazer Homes USA, Inc. 5,395 116,370
#*Bed Bath & Beyond, Inc. 1,558 9,208
Best Buy Co., Inc. 49,948 3,251,615
#*Biglari Holdings, Inc., Class A 16 31,501
*Biglari Holdings, Inc., Class B 472 177,014
#*Birkenstock Holding PLC 33,113 1,250,347
*BJ's Restaurants, Inc. 4,772 199,565
Bloomin' Brands, Inc. 16,231 97,386
Booking Holdings, Inc. 4,281 21,412,877
*Boot Barn Holdings, Inc. 5,566 993,420
Shares Value
CONSUMER DISCRETIONARY — (Continued)
BorgWarner, Inc. 47,920 $ 2,271,887
Boyd Gaming Corp. 2,437 206,024
*Bright Horizons Family Solutions,
Inc. 10,076 933,340
Brightstar Lottery PLC 14,667 212,378
*Brinker International, Inc. 8,831 1,392,825
Brunswick Corp. 13,174 1,056,818
Buckle, Inc. (The) 12,981 614,001
#Build-A-Bear Workshop, Inc.,
Class A 3,511 209,536
*Burlington Stores, Inc. 12,744 3,770,440
*Caesars Entertainment, Inc. 38,237 791,506
Caleres, Inc. 7,733 94,497
*Callaway Golf Co 40,814 585,681
Camping World Holdings, Inc.,
Class A 12,430 163,952
*Capri Holdings, Ltd. 17,054 384,909
*CarMax, Inc. 29,443 1,311,391
*Carnival Corp. 271,473 8,149,619
Carriage Services, Inc., Class A 3,483 149,456
Carter's, Inc. 7,168 248,084
*Carvana Co., Class A 16,448 6,597,457
*Cato Corp. (The), Class A 2,741 8,360
#*Cava Group, Inc. 8,426 510,784
*Cavco Industries, Inc. 1,462 719,333
Century Communities, Inc. 6,096 383,926
*Champion Homes, Inc. 11,317 887,026
#Cheesecake Factory, Inc. (The) 12,725 737,541
*Chewy, Inc., Class A 37,582 1,094,012
*Chipotle Mexican Grill, Inc.,
Class A 234,192 9,103,043
Choice Hotels International, Inc. 6,354 653,191
#Churchill Downs, Inc. 13,104 1,288,909
*Citi Trends, Inc. 905 39,051
Clarus Corp. 1,991 7,626
Columbia Sportswear Co. 10,847 599,622
*Cooper-Standard Holdings, Inc. 2,518 78,990
*Coupang, Inc., Class A 248,106 5,001,817
*Coursera, Inc. 35,778 216,815
#Cracker Barrel Old Country
Store, Inc. 5,556 167,347
#Cricut, Inc., Class A 6,309 28,201
*Crocs, Inc. 9,653 810,080
D.R. Horton, Inc. 61,403 9,139,223
Dana, Inc. 33,907 979,912
Darden Restaurants, Inc. 24,207 4,825,665
#*Dave & Buster's Entertainment,
Inc. 9,497 178,259
*Deckers Outdoor Corp. 28,688 3,423,626
Designer Brands, Inc., Class A 5,667 35,929
#Dick's Sporting Goods, Inc. 14,479 2,924,758
#Dillard's, Inc., Class A 2,365 1,436,879
#Dine Brands Global, Inc. 3,428 117,889
Domino's Pizza, Inc. 5,941 2,437,771
*DoorDash, Inc., Class A 30,200 6,179,524
*Dorman Products, Inc. 6,306 783,205
*DraftKings, Inc. 62,963 1,732,112
#*Dream Finders Homes, Inc.,
Class A 9,260 170,291

3
Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Driven Brands Holdings, Inc. 33,200 $ 516,260
*Duolingo, Inc., Class A 4,841 648,984
*Dutch Bros, Inc., Class A 16,636 904,832
eBay, Inc. 104,204 9,505,489
*El Pollo Loco Holdings, Inc. 4,908 49,718
*Envela Corp. 30 409
Ethan Allen Interiors, Inc. 4,754 109,009
*Etsy, Inc. 18,185 963,078
*European Wax Center, Inc.,
Class A 6,296 24,743
Expedia Group, Inc. 24,905 6,595,840
*Figs, Inc., Class A 37,971 410,467
*First Watch Restaurant Group,
Inc. 12,748 203,841
*Five Below, Inc. 10,901 2,089,068
Flexsteel Industries, Inc. 36 1,441
#*Floor & Decor Holdings, Inc.,
Class A 19,113 1,260,693
*Flutter Entertainment PLC, Class
DI 29,056 4,798,598
Ford Motor Co. 961,667 13,347,938
*Fox Factory Holding Corp. 1,030 18,952
*Frontdoor, Inc. 10,515 621,542
#*Full House Resorts, Inc. 447 1,037
*Funko, Inc., Class A 8,751 35,529
#*GameStop Corp., Class A 82,848 1,978,410
Gap, Inc. (The) 91,224 2,552,448
Garmin, Ltd. 36,780 7,416,319
Garrett Motion, Inc. 36,345 655,664
General Motors Co. 235,444 19,777,296
*Genesco, Inc. 1,829 52,913
Gentex Corp. 47,743 1,098,566
*Gentherm, Inc. 5,703 182,268
Genuine Parts Co. 30,208 4,198,610
*GigaCloud Technology, Inc.,
Class A 2,096 83,693
G-III Apparel Group, Ltd. 9,079 266,469
Gildan Activewear, Inc., Class A 7,172 466,037
#*Global Business Travel Group I 52,617 360,426
Gold.com, Inc., Class A 4,780 247,843
Golden Entertainment, Inc. 5,010 134,869
#*Goodyear Tire & Rubber Co.
(The) 64,391 605,919
Graham Holdings Co., Class B 642 748,976
*Grand Canyon Education, Inc. 6,544 1,137,609
*Green Brick Partners, Inc. 9,631 668,295
Group 1 Automotive, Inc. 2,587 916,471
#*Groupon, Inc., Class A 4,854 68,684
H&R Block, Inc. 23,087 910,782
Hamilton Beach Brands Holding
Co., Class A 715 13,649
Harley-Davidson, Inc. 26,636 527,393
Hasbro, Inc. 27,614 2,466,206
Haverty Furniture Cos., Inc. 2,103 53,248
*Helen of Troy, Ltd. 625 10,350
*Hilton Grand Vacations, Inc. 18,833 849,557
Hilton Worldwide Holdings, Inc. 41,646 12,431,747
*Holley, Inc. 19,714 75,899
Home Depot, Inc. (The) 153,520 57,507,057
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Hooker Furnishings Corp. 778 $ 10,324
*Hovnanian Enterprises, Inc.,
Class A 1,087 122,451
#Hyatt Hotels Corp., Class A 7,462 1,166,833
#Installed Building Products, Inc. 5,412 1,559,414
J Jill, Inc. 1,113 17,374
JAKKS Pacific, Inc. 1,980 36,175
Johnson Outdoors, Inc., Class A 2,086 94,684
KB Home 10,822 622,698
#Kohl's Corp. 27,020 472,039
Kontoor Brands, Inc. 11,432 682,833
#Krispy Kreme, Inc. 24,495 77,159
#*Kura Sushi USA, Inc., Class A 1,800 120,258
#*Lands' End, Inc. 7,310 129,826
Las Vegas Sands Corp. 94,200 4,967,166
*Latham Group, Inc. 26,834 168,786
*Laureate Education, Inc., Class
A 31,480 1,079,764
La-Z-Boy, Inc. 9,367 341,052
LCI Industries 5,811 852,416
Lear Corp. 10,878 1,273,705
*Legacy Housing Corp. 4,298 89,184
Leggett & Platt, Inc. 28,946 337,800
Lennar Corp., Class A 36,886 4,033,484
#Lennar Corp., Class B 2,816 285,148
Levi Strauss & Co., Class A 24,090 478,909
*LGI Homes, Inc. 3,741 187,462
*Liberty Live Holdings, Inc., Class
A 3,586 288,458
*Liberty Live Holdings, Inc., Class
C 8,436 696,645
*Life Time Group Holdings, Inc. 46,713 1,362,618
*Lincoln Educational Services
Corp. 4,936 131,594
*Lindblad Expeditions Holdings,
Inc. 7,938 132,326
Lithia Motors, Inc., Class A 5,252 1,698,707
#LKQ Corp. 56,487 1,855,598
#*Lovesac Co. (The) 2,776 36,976
Lowe's Cos., Inc. 74,049 19,775,526
#*Lucid Group, Inc., Class A 39,079 432,605
#Lucky Strike Entertainment
Corp. 6,762 54,772
*Lululemon Athletica, Inc. 25,206 4,398,447
Macy's, Inc. 70,147 1,404,343
*Malibu Boats, Inc., Class A 3,561 115,733
*MarineMax, Inc. 3,985 107,715
Marriott International, Inc., Class
A 46,735 14,735,546
Marriott Vacations Worldwide
Corp. 7,510 407,868
*MasterCraft Boat Holdings, Inc. 2,052 44,180
*Mattel, Inc. 65,676 1,371,972
#Matthews International Corp.,
Class A 5,937 156,084
McDonald's Corp. 94,165 29,661,975
*MGM Resorts International 44,333 1,486,929
#*Mister Car Wash, Inc. 65,069 361,133
#*Mobileye Global, Inc., Class A 45,933 412,478

4
Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Mohawk Industries, Inc. 12,839 $ 1,519,881
Monarch Casino & Resort, Inc. 408 37,344
Monro, Inc. 5,857 109,643
*Motorcar Parts of America, Inc. 4,326 53,772
Movado Group, Inc. 1,998 45,554
Murphy USA, Inc. 3,671 1,551,034
Nathan's Famous, Inc. 603 60,975
*National Vision Holdings, Inc. 18,986 500,281
Newell Brands, Inc. 89,682 381,148
NIKE, Inc., Class B 141,195 8,727,263
*Norwegian Cruise Line Holdings,
Ltd. 118,404 2,600,152
*NVR, Inc. 758 5,787,883
*Ollie's Bargain Outlet Holdings,
Inc. 10,978 1,210,983
OneSpaWorld Holdings, Ltd. 16,149 317,328
*OneWater Marine, Inc., Class A 2,316 30,756
*O'Reilly Automotive, Inc. 106,436 10,474,367
#Oxford Industries, Inc. 2,867 105,649
#Papa John's International, Inc. 7,002 246,260
#Patrick Industries, Inc. 7,199 908,298
*Penn Entertainment, Inc. 29,877 383,621
Penske Automotive Group, Inc. 9,888 1,550,340
Perdoceo Education Corp. 15,309 490,347
*Petco Health & Wellness Co.,
Inc., Class A 47,692 128,291
Phinia, Inc. 9,255 658,678
*Planet Fitness, Inc., Class A 15,523 1,413,214
Polaris, Inc. 10,621 678,045
Pool Corp. 7,817 1,986,222
#*Portillo's, Inc., Class A 14,633 82,676
PulteGroup, Inc. 43,232 5,407,891
*Pursuit Attractions and
Hospitality, Inc. 6,134 213,034
PVH Corp. 9,581 597,471
#*QuantumScape Corp., Class A 69,123 611,739
Ralph Lauren Corp., Class A 8,427 2,978,186
RCI Hospitality Holdings, Inc. 45 1,082
Red Rock Resorts, Inc., Class A 8,802 555,670
*Revolve Group, Inc., Class A 7,061 195,237
#*RH 3,050 606,432
#*Rivian Automotive, Inc., Class A 245,450 3,620,387
Rocky Brands, Inc. 481 15,483
Ross Stores, Inc. 66,899 12,620,496
Royal Caribbean Cruises, Ltd. 45,503 14,772,549
#*Rush Street Interactive, Inc. 6,872 121,428
#*Sabre Corp. 66,819 86,865
*Sally Beauty Holdings, Inc. 29,791 453,419
#*Savers Value Village, Inc. 16,090 166,692
Service Corp. International 29,517 2,374,052
*Shake Shack, Inc., Class A 5,144 455,604
#*SharkNinja, Inc. 29,751 3,516,568
Shoe Carnival, Inc. 5,118 97,549
Signet Jewelers, Ltd. 10,137 935,341
#*Sleep Number Corp. 3,001 34,932
Smith & Wesson Brands, Inc. 8,142 88,911
#*Solid Power, Inc. 42,466 190,248
Somnigroup International, Inc. 40,689 3,574,529
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Sonic Automotive, Inc., Class A 5,134 $ 307,835
*Sonos, Inc. 23,104 331,542
Standard Motor Products, Inc. 4,417 176,371
Starbucks Corp. 148,225 13,629,289
Steven Madden, Ltd. 12,986 569,826
*Stitch Fix, Inc., Class A 23,077 110,770
*Stoneridge, Inc. 2,947 19,391
Strategic Education, Inc. 4,982 423,570
*Strattec Security Corp. 954 75,480
*Stride, Inc. 8,981 759,793
Sturm Ruger & Co., Inc. 2,967 108,859
Superior Group of Cos., Inc. 1,048 10,438
#*Sweetgreen, Inc., Class A 15,214 93,414
Tapestry, Inc. 42,752 5,425,656
*Target Hospitality Corp. 14,255 98,217
*Taylor Morrison Home Corp.,
Class A 20,447 1,246,245
*Tesla, Inc. 397,421 171,053,973
Texas Roadhouse, Inc., Class A 14,183 2,550,954
#Thor Industries, Inc. 11,018 1,232,584
TJX Cos., Inc. (The) 188,781 28,281,282
Toll Brothers, Inc. 20,494 2,961,178
*TopBuild Corp. 6,737 3,153,253
#Tractor Supply Co. 102,641 5,222,374
Travel + Leisure Co. 12,381 860,975
*Tri Pointe Homes, Inc. 19,131 638,019
*Udemy, Inc. 20,332 97,797
*Ulta Beauty, Inc. 9,134 5,912,986
#*Under Armour, Inc., Class A 38,939 240,254
*Under Armour, Inc., Class C 42,488 257,902
#*United Parks & Resorts, Inc. 10,094 380,039
*Universal Technical Institute, Inc. 13,541 376,846
Upbound Group, Inc. 14,680 277,452
*Urban Outfitters, Inc. 19,260 1,364,571
#Vail Resorts, Inc. 6,917 920,445
*Valvoline, Inc. 25,834 845,288
*Vera Bradley, Inc. 2,086 5,006
VF Corp. 72,587 1,421,979
*Victoria's Secret & Co. 20,137 1,097,668
Visteon Corp. 6,433 584,502
*Warby Parker, Inc., Class A 14,049 358,390
#*Wayfair, Inc., Class A 17,433 1,804,141
#Wendy's Co. (The) 37,233 290,045
#Whirlpool Corp. 11,086 886,769
Williams-Sonoma, Inc. 24,713 5,057,515
#Wingstop, Inc. 5,044 1,338,829
Winmark Corp. 756 340,722
Winnebago Industries, Inc. 5,896 270,685
Wolverine World Wide, Inc. 20,008 354,542
Wyndham Hotels & Resorts, Inc. 13,899 1,011,708
Wynn Resorts, Ltd. 16,340 1,755,733
#*XPEL, Inc. 5,454 280,936
*YETI Holdings, Inc. 17,596 804,313
Yum! Brands, Inc. 48,932 7,608,926
*Zumiez, Inc. 3,468 85,347
TOTAL CONSUMER
DISCRETIONARY 1,121,534,547

5
Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER STAPLES — (4.9%)
#Albertsons Cos., Inc., Class A 145,679 $ 2,425,555
Alico, Inc. 586 24,208
Altria Group, Inc. 220,654 13,678,341
Andersons, Inc. (The) 8,080 500,879
Archer-Daniels-Midland Co. 88,906 5,984,263
#B&G Foods, Inc. 19,870 86,832
*BellRing Brands, Inc. 21,546 535,849
#*BJ's Wholesale Club Holdings,
Inc. 31,158 2,880,246
*Boston Beer Co., Inc. (The),
Class A 1,884 402,460
#Brown-Forman Corp., Class A 3,692 102,748
#Brown-Forman Corp., Class B 59,469 1,627,667
Bunge Global SA 26,212 2,985,023
Calavo Growers, Inc. 2,987 75,989
#Cal-Maine Foods, Inc. 13,029 1,088,312
Campbell's Co. (The) 63,122 1,766,154
Casey's General Stores, Inc. 7,366 4,467,479
*Celsius Holdings, Inc. 1,005 52,742
*Central Garden & Pet Co. 1,415 47,869
*Central Garden & Pet Co., Class
A 11,949 366,476
*Chefs' Warehouse, Inc. (The) 8,186 514,899
Church & Dwight Co., Inc. 47,579 4,579,479
Clorox Co. (The) 22,373 2,523,451
Coca-Cola Co. (The) 648,828 48,538,823
Coca-Cola Consolidated, Inc. 16,378 2,490,439
Colgate-Palmolive Co. 145,487 13,136,021
Conagra Brands, Inc. 88,622 1,640,393
Constellation Brands, Inc., Class
A 33,462 5,243,495
Costco Wholesale Corp. 57,170 53,754,092
*Coty, Inc., Class A 137,446 435,704
*Darling Ingredients, Inc. 29,610 1,351,993
Dole PLC 20,896 332,873
Dollar General Corp. 46,004 6,598,354
*Dollar Tree, Inc. 45,002 5,291,785
Edgewell Personal Care Co. 11,009 214,235
*elf Beauty, Inc. 9,212 782,928
Energizer Holdings, Inc. 16,869 368,250
Estee Lauder Cos., Inc. (The),
Class A 27,739 3,197,752
Flowers Foods, Inc. 42,101 481,214
Fresh Del Monte Produce, Inc. 11,461 454,543
#*Freshpet, Inc. 7,475 521,007
General Mills, Inc. 108,764 5,031,423
*Grocery Outlet Holding Corp. 20,923 199,396
*Hain Celestial Group, Inc. (The) 1,877 2,271
*Herbalife, Ltd. 21,144 364,523
#Hershey Co. (The) 31,075 6,051,856
#*Honest Co., Inc. (The) 22,178 54,780
Hormel Foods Corp. 113,642 2,796,730
Ingles Markets, Inc., Class A 3,193 239,028
Ingredion, Inc. 14,109 1,666,273
Interparfums, Inc. 6,339 618,496
J&J Snack Foods Corp. 4,025 382,375
J.M. Smucker Co. (The) 23,405 2,454,248
John B. Sanfilippo & Son, Inc. 2,084 168,596
Kenvue, Inc. 363,524 6,325,318
Shares Value
CONSUMER STAPLES — (Continued)
Keurig Dr Pepper, Inc. 254,167 $ 6,974,342
Kimberly-Clark Corp. 67,288 6,728,127
#Kraft Heinz Co. (The) 225,963 5,364,362
Kroger Co. (The) 161,102 10,125,261
Lamb Weston Holdings, Inc. 29,603 1,359,666
*Lifeway Foods, Inc. 1,173 25,841
Limoneira Co. 3,631 52,286
*Maplebear, Inc. 50,354 1,871,155
Marzetti Co. (The) 5,318 912,409
McCormick & Co., Inc. 54,814 3,389,150
MGP Ingredients, Inc. 4,433 110,426
*Mission Produce, Inc. 17,077 229,856
#Molson Coors Beverage Co.,
Class B 39,524 1,898,733
Mondelez International, Inc.,
Class A 271,043 15,847,884
*Monster Beverage Corp. 164,034 13,247,386
*National Beverage Corp. 14,955 509,666
Natural Grocers by Vitamin
Cottage, Inc. 5,520 150,806
*Nature's Sunshine Products, Inc. 2,073 52,281
Nu Skin Enterprises, Inc., Class A 10,479 111,182
Oil-Dri Corp. of America 939 56,856
PepsiCo, Inc. 191,436 29,410,313
*Performance Food Group Co. 30,232 2,885,644
Philip Morris International, Inc. 216,692 38,883,212
Pilgrim's Pride Corp. 38,470 1,668,444
#*Post Holdings, Inc. 11,776 1,204,803
PriceSmart, Inc. 6,169 877,293
Procter & Gamble Co. (The) 400,438 60,774,475
Reynolds Consumer Products,
Inc. 38,640 895,289
Seaboard Corp. 231 1,174,007
*Seneca Foods Corp., Class A 1,027 122,552
*Simply Good Foods Co. (The) 19,650 368,831
Spectrum Brands Holdings, Inc. 4,021 256,178
*Sprouts Farmers Market, Inc. 20,088 1,424,440
Sysco Corp. 98,555 8,263,837
Target Corp. 75,436 7,956,235
#Tootsie Roll Industries, Inc. 10,106 382,815
*TreeHouse Foods, Inc. 9,606 236,692
Turning Point Brands, Inc. 4,284 519,007
Tyson Foods, Inc., Class A 60,015 3,920,780
*United Natural Foods, Inc. 13,584 505,732
Universal Corp. 5,589 316,282
*US Foods Holding Corp. 58,064 4,855,312
*USANA Health Sciences, Inc. 2,636 57,201
Utz Brands, Inc. 18,991 200,165
Village Super Market, Inc., Class
A 1,863 66,435
*Vita Coco Co., Inc. (The) 9,716 518,349
#*Vital Farms, Inc. 8,193 233,091
Walmart, Inc. 605,836 72,179,301
WD-40 Co. 2,434 562,814
#Weis Markets, Inc. 5,764 410,109
TOTAL CONSUMER STAPLES 528,053,448
ENERGY — (3.9%)
*Amplify Energy Corp. 4,686 23,524

6
Dimensional US Core Equity Market ETF
continued
Shares Value
ENERGY — (Continued)
Antero Midstream Corp. 91,152 $ 1,715,481
*Antero Resources Corp. 63,955 2,326,043
#APA Corp. 96,295 2,543,151
Archrock, Inc. 38,571 1,141,316
Ardmore Shipping Corp. 6,731 86,965
#Atlas Energy Solutions, Inc.,
Class A 20,953 244,522
Baker Hughes Co., Class A 207,059 11,603,586
*Bristow Group, Inc. 5,874 258,221
Cactus, Inc., Class A 11,098 624,041
California Resources Corp. 18,643 997,401
#*Centrus Energy Corp., Class A 2,769 770,557
Cheniere Energy, Inc. 50,027 10,581,711
Chevron Corp. 283,545 50,159,111
Chord Energy Corp. 8,845 886,623
*Clean Energy Fuels Corp. 54,319 119,502
#*CNX Resources Corp. 30,363 1,178,084
#*Comstock Resources, Inc. 54,529 1,327,781
*Comstock, Inc. 8,466 24,975
ConocoPhillips 223,886 23,335,638
#Core Laboratories, Inc. 10,159 198,507
Core Natural Resources, Inc. 7,856 749,305
Coterra Energy, Inc. 163,420 4,714,667
#Crescent Energy Co., Class A 70,408 687,886
*CVR Energy, Inc. 19,013 432,356
Devon Energy Corp. 185,429 7,456,100
DHT Holdings, Inc. 35,280 505,562
Diamondback Energy, Inc. 59,871 9,815,850
*DMC Global, Inc. 1,653 14,216
Dorian LPG, Ltd. 9,499 280,505
DT Midstream, Inc. 21,611 2,723,418
Energy Services of America Corp. 2,447 22,047
EOG Resources, Inc. 126,391 14,172,223
Epsilon Energy, Ltd. 401 2,001
EQT Corp. 113,797 6,569,501
#Evolution Petroleum Corp. 2,627 10,350
Excelerate Energy, Inc., Class A 4,649 173,640
Expand Energy Corp. 49,323 5,544,398
*Expro Group Holdings NV 24,189 387,266
Exxon Mobil Corp. 650,065 91,919,191
*Forum Energy Technologies, Inc. 1,564 70,755
FutureFuel Corp. 3,690 12,140
#*Geospace Technologies Corp. 440 6,802
Granite Ridge Resources, Inc. 29,133 146,248
*Green Plains, Inc. 7,393 84,724
*Gulfport Energy Corp. 3,987 814,026
Halliburton Co. 178,169 5,972,225
*Helix Energy Solutions Group,
Inc. 28,777 228,489
Helmerich & Payne, Inc. 20,325 688,611
HF Sinclair Corp. 37,549 1,952,173
#HighPeak Energy, Inc. 1,464 6,661
*Innovex International, Inc. 14,279 354,833
International Seaways, Inc. 10,948 653,048
Kinder Morgan, Inc. 421,405 12,848,638
#Kinetik Holdings, Inc., Class A 9,785 400,304
Kodiak Gas Services, Inc. 23,370 981,774
*Kosmos Energy, Ltd. 18,256 28,844
Shares Value
ENERGY — (Continued)
Liberty Energy, Inc., Class A 38,204 $ 941,729
Magnolia Oil & Gas Corp., Class
A 48,853 1,246,240
Marathon Petroleum Corp. 69,798 12,297,710
Matador Resources Co. 27,948 1,264,368
#Murphy Oil Corp. 30,712 924,124
*Nabors Industries, Ltd. 3,826 255,730
NACCO Industries, Inc., Class A 419 20,627
*National Energy Services
Reunited Corp. 12,068 237,498
Natural Gas Services Group, Inc. 743 25,738
Noble Corp. PLC 33,922 1,208,302
#Nordic American Tankers, Ltd. 30,517 126,951
#Northern Oil & Gas, Inc. 24,849 621,225
NOV, Inc. 70,716 1,297,639
Occidental Petroleum Corp. 228,944 10,391,768
*Oceaneering International, Inc. 28,213 849,211
*Oil States International, Inc. 10,047 85,098
ONEOK, Inc. 124,758 9,879,586
Ovintiv, Inc. 55,301 2,403,934
*Par Pacific Holdings, Inc. 12,298 464,127
Patterson-UTI Energy, Inc. 87,788 661,044
PBF Energy, Inc., Class A 23,335 780,789
#Peabody Energy Corp. 24,446 861,966
Permian Resources Corp., Class
A 175,210 2,826,137
Phillips 66 74,615 10,711,729
*PrimeEnergy Resources Corp. 477 87,334
#*ProFrac Holding Corp., Class A 7,510 39,127
*ProPetro Holding Corp. 22,655 260,306
Range Resources Corp. 51,567 1,951,811
Ranger Energy Services, Inc.,
Class A 2,871 44,271
*REX American Resources Corp. 8,142 275,281
Riley Exploration Permian, Inc. 5,436 152,480
#RPC, Inc. 52,342 348,074
SandRidge Energy, Inc. 4,549 72,102
Scorpio Tankers, Inc. 11,559 735,384
*SEACOR Marine Holdings, Inc. 2,627 17,548
*Seadrill, Ltd. 14,025 539,682
Select Water Solutions, Inc.,
Class A 21,566 260,733
SFL Corp., Ltd., Class B 35,629 315,673
SLB, Ltd. 316,962 15,334,622
SM Energy Co. 47,262 920,182
Solaris Energy Infrastructure, Inc.,
Class A 8,225 453,938
*Talos Energy, Inc. 36,839 439,121
Targa Resources Corp. 45,211 9,086,507
TechnipFMC PLC 114,147 6,360,271
Teekay Corp., Ltd. 15,983 163,506
Teekay Tankers, Ltd., Class A 6,577 424,348
*TETRA Technologies, Inc. 34,419 392,377
#Texas Pacific Land Corp. 13,607 4,740,135
#*Tidewater, Inc. 13,313 831,929
*Transocean, Ltd. 215,612 1,071,592
*Uranium Energy Corp. 58,877 1,015,039
VAALCO Energy, Inc. 29,137 149,764
#*Valaris, Ltd. 14,296 825,308

7
Dimensional US Core Equity Market ETF
continued
Shares Value
ENERGY — (Continued)
Valero Energy Corp. 56,422 $ 10,236,643
Viper Energy, Inc., Class A 23,215 982,923
#Vitesse Energy, Inc. 5,302 111,130
Weatherford International PLC 16,566 1,558,529
Williams Cos., Inc. (The) 223,805 15,053,124
World Kinect Corp. 12,889 346,843
TOTAL ENERGY 417,558,424
FINANCIALS — (13.4%)
1st Source Corp. 5,258 354,021
*Acacia Research Corp. 11,156 44,401
Acadian Asset Management, Inc. 6,050 335,291
ACNB Corp. 1,351 68,253
Affiliated Managers Group, Inc. 5,828 1,824,689
*Affirm Holdings, Inc., Class A 54,850 3,307,455
Aflac, Inc. 111,548 12,376,251
Alerus Financial Corp. 4,692 115,517
Allstate Corp. (The) 55,396 11,023,250
Ally Financial, Inc. 63,830 2,698,732
Amalgamated Financial Corp. 6,416 249,197
Amerant Bancorp, Inc., Class A 9,952 215,958
American Coastal Insurance
Corp. 13,739 151,816
American Express Co. 87,700 30,885,309
American Financial Group, Inc. 17,804 2,319,327
American International Group,
Inc. 119,827 8,972,646
Ameriprise Financial, Inc. 20,584 10,851,679
Ameris Bancorp 12,696 1,023,552
AMERISAFE, Inc. 3,237 121,744
Ames National Corp. 47 1,227
Aon PLC, Class A 34,155 11,941,954
Apollo Global Management, Inc. 105,807 14,235,274
*Arch Capital Group, Ltd. 75,831 7,282,809
Ares Management Corp., Class A 26,074 3,902,496
Arrow Financial Corp. 2,621 88,616
Arthur J. Gallagher & Co. 41,927 10,455,336
Artisan Partners Asset
Management, Inc., Class A 13,987 622,701
Associated Banc-Corp. 33,999 926,813
Assurant, Inc. 11,646 2,773,262
Assured Guaranty, Ltd. 9,431 800,220
Atlantic Union Bankshares Corp. 27,001 1,048,719
*Atlanticus Holdings Corp. 657 33,921
Axis Capital Holdings, Ltd. 17,199 1,774,593
*Axos Financial, Inc. 11,918 1,179,763
#*Baldwin Insurance Group, Inc.
(The), Class A 8,752 191,844
Banc of California, Inc. 35,555 710,389
BancFirst Corp. 6,394 703,020
*Bancorp, Inc. (The) 11,420 678,805
Bank First Corp. 2,058 287,173
Bank of America Corp. 932,822 49,626,130
Bank of Hawaii Corp. 9,003 673,244
Bank of Marin Bancorp 2,833 76,066
Bank of New York Mellon Corp.
(The) 142,047 17,034,276
Bank of NT Butterfield & Son, Ltd.
(The) 8,882 460,088
Shares Value
FINANCIALS — (Continued)
Bank OZK 21,336 $ 1,014,740
Bank7 Corp. 1,025 45,551
BankUnited, Inc. 15,108 717,177
Bankwell Financial Group, Inc. 869 41,877
Banner Corp. 7,215 446,176
Bar Harbor Bankshares 2,810 95,287
BayCom Corp. 548 15,991
BCB Bancorp, Inc. 1,444 11,393
Beacon Financial Corp. 17,034 482,914
*Berkshire Hathaway, Inc., Class
B 245,175 117,813,943
BGC Group, Inc., Class A 67,650 616,291
Blackrock, Inc. 17,518 19,601,591
Blackstone, Inc. 75,718 10,783,758
*Block, Inc., Class A 100,556 6,076,599
Blue Ridge Bankshares, Inc. 11,565 49,151
#BOK Financial Corp. 12,704 1,650,758
*Bowhead Specialty Holdings,
Inc. 3,398 83,455
Bread Financial Holdings, Inc. 9,640 699,286
*Bridgewater Bancshares, Inc. 4,286 82,334
*Brighthouse Financial, Inc. 15,990 1,024,319
Brown & Brown, Inc. 58,833 4,241,859
Burke & Herbert Financial
Services Corp. 2,520 165,010
Business First Bancshares, Inc. 5,436 153,132
Byline Bancorp, Inc. 11,083 353,880
Cadence Bank 35,268 1,485,135
California Bancorp 5,400 97,146
Camden National Corp. 3,062 145,659
*Cantaloupe, Inc. 9,070 97,412
Capital Bancorp, Inc. 3,135 96,307
Capital City Bank Group, Inc. 2,961 123,651
Capital One Financial Corp. 84,097 18,411,356
Capitol Federal Financial, Inc. 32,824 238,959
Carlyle Group, Inc. (The) 69,968 4,112,719
*Carter Bankshares, Inc. 3,453 73,929
Cass Information Systems, Inc. 2,360 106,106
Cathay General Bancorp 13,417 686,682
Cboe Global Markets, Inc. 19,678 5,215,851
Central Pacific Financial Corp. 6,364 207,275
Charles Schwab Corp. (The) 226,051 23,491,220
Chemung Financial Corp. 260 15,800
ChoiceOne Financial Services,
Inc. 2,746 78,783
Chubb, Ltd. 50,003 15,478,929
Cincinnati Financial Corp. 31,439 5,058,221
Citigroup, Inc. 240,462 27,823,858
Citizens & Northern Corp. 795 18,094
Citizens Community Bancorp, Inc. 138 2,503
Citizens Financial Group, Inc. 91,238 5,746,169
City Holding Co. 3,060 376,655
Civista Bancshares, Inc. 2,641 63,727
CME Group, Inc., Class A 41,386 11,963,037
CNB Financial Corp. 7,184 198,997
CNO Financial Group, Inc. 18,963 797,394
#*Coastal Financial Corp. 2,175 208,322
Cohen & Steers, Inc. 8,719 560,283

8
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
*Coinbase Global, Inc., Class A 35,192 $ 6,853,290
Colony Bankcorp, Inc. 780 15,179
Columbia Banking System, Inc. 59,689 1,757,244
*Columbia Financial, Inc. 21,154 344,176
#Comerica, Inc. 25,369 2,249,469
Commerce Bancshares, Inc. 30,419 1,601,256
Community Financial System, Inc. 10,212 638,250
Community Trust Bancorp, Inc. 4,272 263,582
Community West Bancshares 2,583 61,915
ConnectOne Bancorp, Inc. 10,381 276,342
*Consumer Portfolio Services,
Inc. 280 2,416
Corebridge Financial, Inc. 141,487 4,362,044
*Corpay, Inc. 17,200 5,411,636
Crawford & Co., Class A 5,299 57,494
Crawford & Co., Class B 8 82
#*Credit Acceptance Corp. 2,480 1,235,635
Cullen/Frost Bankers, Inc. 13,794 1,901,089
*Customers Bancorp, Inc. 8,167 645,356
CVB Financial Corp. 30,498 601,116
*Dave, Inc. 2,414 395,148
Diamond Hill Investment Group,
Inc. 407 69,739
DigitalBridge Group, Inc. 26,921 414,314
Dime Community Bancshares,
Inc. 9,377 319,006
Donegal Group, Inc., Class A 5,231 97,663
*Donnelley Financial Solutions,
Inc. 7,175 371,306
Eagle Bancorp, Inc. 7,809 208,969
East West Bancorp, Inc. 29,200 3,341,648
Eastern Bankshares, Inc. 46,908 960,910
*eHealth, Inc. 4,807 13,604
Employers Holdings, Inc. 4,688 204,491
Enact Holdings, Inc. 16,901 672,153
*Encore Capital Group, Inc. 4,796 264,739
*Enova International, Inc. 6,296 1,039,910
Enterprise Financial Services
Corp. 8,816 505,598
Equitable Holdings, Inc. 52,395 2,431,128
Equity Bancshares, Inc., Class A 4,651 214,504
#Erie Indemnity Co., Class A 7,727 2,186,818
#Esquire Financial Holdings, Inc. 1,299 138,512
Essent Group, Ltd. 19,290 1,213,727
*Euronet Worldwide, Inc. 10,336 748,947
Evercore, Inc., Class A 8,252 2,915,184
Everest Group, Ltd. 8,535 2,827,475
EVERTEC, Inc. 16,812 504,528
#*EZCORP, Inc., Class A 12,488 267,868
F&G Annuities & Life, Inc. 13,440 396,346
FactSet Research Systems, Inc. 7,565 1,924,233
Farmers & Merchants Bancorp,
Inc. 1,430 38,367
Farmers National Banc Corp. 7,562 98,155
*FB Bancorp, Inc. 2,605 33,761
FB Financial Corp. 10,373 596,759
Federal Agricultural Mortgage
Corp., Class C 2,260 382,618
Federated Hermes, Inc., Class B 21,725 1,157,508
Shares Value
FINANCIALS — (Continued)
Fidelis Insurance Holdings, Ltd. 25,055 $ 477,047
Fidelity National Financial, Inc. 57,699 3,138,249
Fidelity National Information
Services, Inc. 105,845 5,847,936
#Fifth Third Bancorp 130,168 6,537,037
*Finance Of America Cos, Inc.,
Class A 1,445 33,654
Financial Institutions, Inc. 3,480 114,631
First American Financial Corp. 20,610 1,302,140
First Bancorp 34,292 758,539
First Bancorp 10,127 586,657
First Bancorp, Inc. (The) 8 219
First Bank 1,908 31,825
First Busey Corp. 19,529 481,390
First Business Financial Services,
Inc. 1,216 69,701
First Citizens BancShares, Inc.,
Class A 2,361 4,886,255
First Commonwealth Financial
Corp. 25,241 455,095
First Community Bankshares, Inc. 3,256 117,281
First Community Corp. 1,107 32,457
First Financial Bancorp 23,348 671,022
#First Financial Bankshares, Inc. 27,097 862,227
First Financial Corp. 2,124 138,400
*First Foundation, Inc. 12,970 81,452
First Hawaiian, Inc. 26,722 709,469
First Horizon Corp. 102,185 2,502,511
First Internet Bancorp 857 18,674
First Interstate BancSystem, Inc.,
Class A 20,627 731,640
First Merchants Corp. 12,798 508,848
First Mid Bancshares, Inc. 4,440 186,924
First Northwest Bancorp 115 1,199
*First Western Financial, Inc. 694 17,454
FirstCash Holdings, Inc. 9,212 1,570,646
*Firstsun Capital Bancorp 5,099 201,309
*Fiserv, Inc. 95,163 6,064,738
Five Star Bancorp 3,890 154,122
Flagstar Bank NA 82,311 1,088,151
Flushing Financial Corp. 5,723 90,366
*Flywire Corp. 21,335 268,821
FNB Corp. 71,703 1,258,388
Franklin Financial Services Corp. 49 2,499
Franklin Resources, Inc. 104,740 2,788,179
FS Bancorp, Inc. 417 17,506
Fulton Financial Corp. 35,742 738,072
FVCBankcorp, Inc. 1,068 16,170
GCM Grosvenor, Inc., Class A 11,865 134,312
*Genworth Financial, Inc., Class A 80,001 667,208
German American Bancorp, Inc. 8,829 371,436
Glacier Bancorp, Inc. 24,723 1,252,962
Global Payments, Inc. 47,540 3,410,520
Globe Life, Inc. 17,549 2,460,721
*GoHealth, Inc., Class A 203 438
Goldman Sachs Group, Inc. (The) 45,683 42,732,335
*Goosehead Insurance, Inc.,
Class A 3,676 227,324
Great Southern Bancorp, Inc. 2,011 123,435

9
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
*Green Dot Corp., Class A 11,047 $ 134,552
Greene County Bancorp, Inc. 694 16,267
*Greenlight Capital Re, Ltd.,
Class A 5,971 82,818
*Hamilton Insurance Group, Ltd.,
Class B 13,330 369,908
#Hamilton Lane, Inc., Class A 6,632 936,704
Hancock Whitney Corp. 16,653 1,145,726
Hanmi Financial Corp. 6,294 167,232
Hanover Insurance Group, Inc.
(The) 7,661 1,334,087
Hartford Insurance Group, Inc.
(The) 64,751 8,745,270
Hawthorn Bancshares, Inc. 56 1,983
HBT Financial, Inc. 3,452 93,135
HCI Group, Inc. 3,297 523,135
Heritage Commerce Corp. 10,972 139,674
Heritage Financial Corp. 6,302 162,655
*Heritage Insurance Holdings, Inc. 8,482 221,126
Hingham Institution For Savings
(The) 51 15,221
*Hippo Holdings, Inc. 5,399 160,890
Home Bancorp, Inc. 1,037 61,899
Home BancShares, Inc. 38,847 1,122,678
HomeTrust Bancshares, Inc. 3,727 160,708
Hope Bancorp, Inc. 28,004 335,488
Horace Mann Educators Corp. 9,276 415,658
Horizon Bancorp, Inc. 12,692 223,633
Houlihan Lokey, Inc., Class A 10,029 1,688,081
Huntington Bancshares, Inc. 326,112 5,700,438
Independent Bank Corp. 4,157 146,119
Independent Bank Corp. 8,793 710,299
Interactive Brokers Group, Inc.,
Class A 40,501 3,032,715
Intercontinental Exchange, Inc. 76,528 13,299,036
International Bancshares Corp. 11,952 832,337
*International Money Express,
Inc. 7,124 110,137
Invesco, Ltd. 95,164 2,597,026
Investar Holding Corp. 885 25,178
Investors Title Co. 352 91,316
Jack Henry & Associates, Inc. 16,216 2,906,069
Jackson Financial, Inc., Class A 18,259 2,171,360
Janus Henderson Group PLC 31,228 1,503,004
Jefferies Financial Group, Inc. 42,853 2,621,747
JPMorgan Chase & Co. 417,920 127,837,549
Kearny Financial Corp. 11,992 93,418
Kemper Corp. 12,247 482,654
KeyCorp 230,441 4,959,090
Kingstone Cos., Inc. 1,758 27,161
#Kinsale Capital Group, Inc. 4,575 1,811,151
KKR & Co., Inc. 72,690 8,305,559
Lakeland Financial Corp. 5,615 334,654
Lazard, Inc., Class A 23,402 1,257,155
LCNB Corp. 8 137
*LendingClub Corp. 25,578 432,524
*LendingTree, Inc. 3,204 181,539
#Lincoln National Corp. 40,756 1,695,857
Live Oak Bancshares, Inc. 11,248 449,470
Shares Value
FINANCIALS — (Continued)
Loews Corp. 42,110 $ 4,445,553
LPL Financial Holdings, Inc. 16,970 6,185,565
M&T Bank Corp. 29,436 6,522,135
MainStreet Bancshares, Inc. 84 1,798
*Markel Group, Inc. 2,707 5,524,012
MarketAxess Holdings, Inc. 6,918 1,170,733
*Marqeta, Inc., Class A 90,073 372,001
Marsh & McLennan Cos., Inc. 83,520 15,717,629
Mastercard, Inc., Class A 129,606 69,830,417
Mechanics Bancorp 860 12,891
Mercantile Bank Corp. 2,911 151,314
Merchants Bancorp 9,663 400,628
Mercury General Corp. 12,021 1,052,919
Meridian Corp. 42 795
MetLife, Inc. 153,654 12,120,228
Metrocity Bankshares, Inc. 3,528 99,384
Metropolitan Bank Holding Corp. 2,023 187,330
MGIC Investment Corp. 47,235 1,271,566
Mid Penn Bancorp, Inc. 5,262 173,593
Middlefield Banc Corp. 71 2,381
Midland States Bancorp, Inc. 3,471 79,312
MidWestOne Financial Group,
Inc. 4,190 194,081
Moelis & Co., Class A 13,158 943,034
Moody's Corp. 22,262 11,477,397
Morgan Stanley 181,802 33,233,406
Morningstar, Inc. 8,009 1,618,539
MSCI, Inc., Class A 13,689 8,339,613
MVB Financial Corp. 1,727 48,770
Nasdaq, Inc. 106,859 10,353,569
National Bank Holdings Corp.,
Class A 8,209 329,838
#Navient Corp. 21,995 215,771
NB Bancorp, Inc. 9,017 195,849
NBT Bancorp, Inc. 11,482 510,145
*NCR Atleos Corp. 15,736 586,953
Nelnet, Inc., Class A 4,642 612,280
*NerdWallet, Inc., Class A 7,549 91,041
*NI Holdings, Inc. 16 218
Nicolet Bankshares, Inc. 3,278 478,522
*NMI Holdings, Inc., Class A 15,424 597,217
Northeast Bank 1,653 190,475
Northeast Community Bancorp,
Inc. 1,957 46,185
Northern Trust Corp. 42,542 6,357,051
Northfield Bancorp, Inc. 7,451 91,796
Northrim Bancorp, Inc. 3,584 84,439
Northwest Bancshares, Inc. 32,273 415,676
Norwood Financial Corp. 133 4,047
Oak Valley Bancorp 444 14,186
OceanFirst Financial Corp. 13,029 244,294
*Octave Specialty Group, Inc. 5,904 33,476
OFG Bancorp 8,914 359,234
Ohio Valley Banc Corp. 59 2,428
Old National Bancorp 81,566 1,992,657
Old Republic International Corp. 52,636 2,061,752
Old Second Bancorp, Inc. 11,308 224,351
OneMain Holdings, Inc., Class A 29,422 1,928,318

10
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
*Onity Group, Inc. 770 $ 34,819
*Oportun Financial Corp. 6,091 33,013
Oppenheimer Holdings, Inc.,
Class A 2,235 187,807
Orange County Bancorp, Inc. 1,714 52,825
Origin Bancorp, Inc. 6,973 298,654
Orrstown Financial Services, Inc. 3,825 137,776
*Oscar Health, Inc., Class A 36,168 519,011
*Palomar Holdings, Inc. 4,861 600,771
Park National Corp. 3,528 574,852
Parke Bancorp, Inc. 1,917 52,353
Pathward Financial, Inc. 5,165 466,348
*Paymentus Holdings, Inc., Class
A 7,902 211,220
*Payoneer Global, Inc. 79,925 510,721
PayPal Holdings, Inc. 185,685 9,783,743
#*Paysafe, Ltd. 14,831 101,741
PCB Bancorp 1,215 27,265
Peapack-Gladstone Financial
Corp. 3,098 98,269
PennyMac Financial Services,
Inc. 10,749 1,074,040
Peoples Bancorp, Inc. 8,363 271,965
Peoples Financial Services Corp. 1,455 75,806
Perella Weinberg Partners, Class
A 13,272 296,098
Pinnacle Financial Partners, Inc. 30,856 2,934,097
#Piper Sandler Cos. 3,284 1,137,413
PJT Partners, Inc., Class A 3,334 576,882
Plumas Bancorp 112 5,612
PNC Financial Services Group,
Inc. (The) 59,932 13,382,816
*Ponce Financial Group, Inc. 1,190 19,968
Popular, Inc. 13,742 1,834,969
*PRA Group, Inc. 7,315 93,559
Preferred Bank/Los Angeles CA 3,171 271,977
#Primerica, Inc. 7,715 2,029,354
Primis Financial Corp. 1,664 22,431
Princeton Bancorp, Inc. 84 3,043
Principal Financial Group, Inc. 47,975 4,544,192
#*Priority Technology Holdings,
Inc. 10,626 62,800
*ProAssurance Corp. 10,387 251,573
PROG Holdings, Inc. 8,900 288,716
Progressive Corp. (The) 88,880 18,487,040
Prosperity Bancshares, Inc. 20,025 1,381,925
Provident Financial Holdings, Inc. 56 905
Provident Financial Services, Inc. 27,460 607,964
Prudential Financial, Inc. 65,204 7,244,816
QCR Holdings, Inc. 3,813 344,161
Radian Group, Inc. 27,668 910,277
Raymond James Financial, Inc. 40,375 6,696,597
RBB Bancorp 2,323 48,179
Red River Bancshares, Inc. 983 81,648
Regional Management Corp. 1,202 44,534
Regions Financial Corp. 183,509 5,230,006
Reinsurance Group of America,
Inc. 13,124 2,660,891
*Remitly Global, Inc. 31,789 420,251
Shares Value
FINANCIALS — (Continued)
RenaissanceRe Holdings, Ltd. 9,592 $ 2,702,066
Renasant Corp. 17,458 658,341
*Repay Holdings Corp., Class A 16,342 57,034
Republic Bancorp, Inc., Class A 3,565 258,855
*Rhinebeck Bancorp, Inc. 138 1,606
Richmond Mutual Bancorp, Inc. 8 112
#RLI Corp. 16,271 950,715
*Robinhood Markets, Inc., Class
A 121,058 12,042,850
Rocket Cos., Inc., Class A 58,863 1,055,414
*Root, Inc., Class A 2,676 166,260
S&P Global, Inc. 38,251 20,188,495
S&T Bancorp, Inc. 8,445 360,095
Safety Insurance Group, Inc. 3,313 260,733
SB Financial Group, Inc. 89 2,032
Seacoast Banking Corp. of
Florida 16,844 563,263
*Security National Financial
Corp., Class A 21 185
SEI Investments Co. 24,528 2,154,785
Selective Insurance Group, Inc. 11,948 1,004,588
*Selectquote, Inc. 19,810 28,130
ServisFirst Bancshares, Inc. 9,806 802,621
#*Sezzle, Inc. 4,543 287,299
Shore Bancshares, Inc. 5,751 109,096
Sierra Bancorp 1,985 70,289
Silvercrest Asset Management
Group, Inc., Class A 237 3,493
Simmons First National Corp.,
Class A 30,794 626,042
*SiriusPoint, Ltd. 25,951 529,660
*Skyward Specialty Insurance
Group, Inc. 8,955 399,572
#SLM Corp. 46,848 1,271,923
SmartFinancial, Inc. 3,173 126,666
#*SoFi Technologies, Inc. 202,891 4,627,944
South Plains Financial, Inc. 2,906 121,064
*Southern First Bancshares, Inc. 1,167 64,115
Southern Missouri Bancorp, Inc. 1,953 122,199
Southside Bancshares, Inc. 7,448 239,751
SOUTHSTATE BANK Corp. 21,226 2,172,057
State Street Corp. 53,763 7,035,426
Stellar Bancorp, Inc. 11,331 420,833
*Sterling Bancorp, Inc. 16 –
Stewart Information Services
Corp. 6,845 461,558
Stifel Financial Corp. 20,748 2,558,228
Stock Yards Bancorp, Inc. 6,733 455,757
*StoneX Group, Inc. 12,278 1,378,328
SWK Holdings Corp. 158 2,765
Synchrony Financial 74,941 5,442,965
T. Rowe Price Group, Inc. 44,763 4,730,554
*Texas Capital Bancshares, Inc. 9,267 937,542
TFS Financial Corp. 30,026 422,616
*Third Coast Bancshares, Inc. 2,291 92,923
Timberland Bancorp, Inc. 504 19,626
Tiptree, Inc. 7,841 140,197
*Toast, Inc., Class A 68,105 2,118,747
Tompkins Financial Corp. 3,238 259,429

11
Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Towne Bank 19,642 $ 687,470
TPG, Inc., Class A 17,707 1,043,119
Tradeweb Markets, Inc., Class A 20,809 2,144,784
Travelers Cos., Inc. (The) 57,325 16,309,536
TriCo Bancshares 7,058 351,630
*Triumph Financial, Inc. 4,984 314,441
Truist Financial Corp. 234,612 12,063,749
#*Trupanion, Inc. 6,276 200,769
TrustCo Bank Corp. 3,491 151,509
Trustmark Corp. 13,884 590,348
UMB Financial Corp. 15,933 2,025,722
United Bankshares, Inc. 28,348 1,199,971
United Community Banks, Inc. 24,157 831,726
United Fire Group, Inc. 6,236 224,122
Unity Bancorp, Inc. 1,452 78,350
Universal Insurance Holdings, Inc. 5,634 171,555
Univest Financial Corp. 5,718 189,495
Unum Group 34,395 2,612,988
#*Upstart Holdings, Inc. 297 11,657
US Bancorp 275,058 15,433,504
Valley National Bancorp 111,098 1,384,281
*Velocity Financial, Inc. 3,891 78,948
#Victory Capital Holdings, Inc.,
Class A 13,296 937,767
Virtu Financial, Inc., Class A 21,304 884,329
Virtus Investment Partners, Inc. 1,573 256,792
Visa, Inc., Class A 234,926 75,606,235
Voya Financial, Inc. 19,273 1,477,468
W. R. Berkley Corp. 81,688 5,602,163
WaFd, Inc. 16,961 553,268
Walker & Dunlop, Inc. 6,887 433,123
Washington Trust Bancorp, Inc. 3,500 120,295
Waterstone Financial, Inc. 1,922 35,153
Webster Financial Corp. 34,055 2,239,797
Wells Fargo & Co. 485,562 43,938,505
WesBanco, Inc. 16,729 590,366
West Bancorp, Inc. 1,559 36,995
Westamerica Bancorp 5,087 257,300
Western Alliance Bancorp 23,114 2,060,613
Western New England Bancorp,
Inc. 376 5,050
#Western Union Co. (The) 77,758 728,592
*WEX, Inc. 8,131 1,251,361
White Mountains Insurance
Group, Ltd. 482 985,656
Willis Towers Watson PLC 22,281 7,073,549
Wintrust Financial Corp. 14,035 2,070,022
#WisdomTree, Inc. 34,025 551,205
*World Acceptance Corp. 1,300 157,625
WSFS Financial Corp. 10,310 667,366
Zions Bancorp NA 30,671 1,837,500
TOTAL FINANCIALS 1,442,931,601
HEALTH CARE — (9.2%)
*10X Genomics, Inc., Class A 24,560 496,112
*4D Molecular Therapeutics, Inc. 9,490 84,081
Abbott Laboratories 233,720 25,545,596
AbbVie, Inc. 251,474 56,081,217
#*Absci Corp. 15,954 47,702
Shares Value
HEALTH CARE — (Continued)
*AC Immune SA 8,268 $ 26,375
#*Acadia Healthcare Co., Inc. 14,593 196,130
*ACADIA Pharmaceuticals, Inc. 32,406 814,363
*Accendra Health, Inc. 16,325 36,078
*Aclaris Therapeutics, Inc. 26,214 92,011
*AdaptHealth Corp., Class A 29,378 295,249
*Adaptive Biotechnologies Corp. 17,227 318,699
*Addus HomeCare Corp. 4,133 427,683
*ADMA Biologics, Inc. 43,444 751,581
Agilent Technologies, Inc. 53,399 7,147,456
*Agios Pharmaceuticals, Inc. 10,238 280,931
#*Akebia Therapeutics, Inc. 10,548 14,873
#*Aldeyra Therapeutics, Inc. 2,575 13,802
*Align Technology, Inc. 12,676 2,066,568
*Alkermes PLC 33,847 1,147,075
*Alnylam Pharmaceuticals, Inc. 21,728 7,345,368
*Altimmune, Inc. 7,463 41,793
*Alumis, Inc. 612 15,000
Amgen, Inc. 91,711 31,354,157
*AMN Healthcare Services, Inc. 7,246 154,340
*Amneal Pharmaceuticals, Inc. 50,610 692,345
*Amphastar Pharmaceuticals, Inc. 8,079 214,013
#*Amylyx Pharmaceuticals, Inc. 12,844 183,541
*AngioDynamics, Inc. 6,685 69,257
#*ANI Pharmaceuticals, Inc. 4,365 357,275
*Anika Therapeutics, Inc. 1,436 13,254
*Annexon, Inc. 15,085 94,130
*Apellis Pharmaceuticals, Inc. 3,634 82,056
*Arcturus Therapeutics Holdings,
Inc. 3,714 27,744
*Arcus Biosciences, Inc. 18,123 381,308
#*ARS Pharmaceuticals, Inc. 704 7,033
*Artivion, Inc. 7,458 304,063
*Arvinas, Inc. 9,710 129,920
#*Astrana Health, Inc. 11,701 266,081
*Atea Pharmaceuticals, Inc. 11,580 49,099
*AtriCure, Inc. 8,080 298,394
*Aura Biosciences, Inc. 8,911 49,902
*Avanos Medical, Inc. 8,382 111,648
#*Avantor, Inc. 115,842 1,264,995
*Aveanna Healthcare Holdings,
Inc. 4,756 39,950
*Axogen, Inc. 5,999 209,065
*Azenta, Inc. 8,729 339,383
#Baxter International, Inc. 96,495 1,936,655
#*Beam Therapeutics, Inc. 21,317 588,775
Becton Dickinson & Co. 53,071 10,798,887
*Bicara Therapeutics, Inc. 1,176 19,757
*BioAge Labs, Inc. 232 4,406
*BioCryst Pharmaceuticals, Inc. 3,019 19,865
*Biogen, Inc. 30,170 5,427,281
#*BioLife Solutions, Inc. 6,414 139,825
*BioMarin Pharmaceutical, Inc. 37,133 2,099,500
*BioNTech SE, ADR – 54
*Bio-Rad Laboratories, Inc., Class
A 4,215 1,237,945
Bio-Techne Corp. 27,966 1,792,341
#*Bioventus, Inc., Class A 6,871 54,487

12
Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Black Diamond Therapeutics,
Inc. 3,155 $ 7,856
*Boston Scientific Corp. 182,412 17,060,994
*Bridgebio Pharma, Inc. 16,005 1,236,706
#*BrightSpring Health Services,
Inc. 31,838 1,250,278
Bristol-Myers Squibb Co. 421,344 23,194,987
*Brookdale Senior Living, Inc. 54,516 817,740
#Bruker Corp. 24,555 1,087,541
#*Butterfly Network, Inc., Class A 45,880 181,685
*Cabaletta Bio, Inc. 22,315 57,350
Cardinal Health, Inc. 43,187 9,280,023
*CareDx, Inc. 11,820 242,901
#*Caribou Biosciences, Inc. 5,788 8,161
*Castle Biosciences, Inc. 7,521 296,252
*Catalyst Pharmaceuticals, Inc. 32,792 796,846
#*Celldex Therapeutics, Inc. 14,794 363,932
Cencora, Inc. 39,536 14,202,122
*Centene Corp. 95,576 4,140,352
#*Certara, Inc. 36,890 324,263
*CG oncology, Inc. 13,756 716,000
*Charles River Laboratories
International, Inc. 9,769 2,056,179
Chemed Corp. 2,933 1,252,802
Cigna Group (The) 52,307 14,337,872
#*Claritev Corp., Class A 524 14,232
*Climb Bio, Inc. 8,176 36,547
#*Clover Health Investments
Corp., Class A 41,717 93,446
*Collegium Pharmaceutical, Inc. 10,015 459,889
*Community Health Systems, Inc. 33,838 108,620
*Compass Therapeutics, Inc. 2,437 15,597
Concentra Group Holdings
Parent, Inc. 25,097 556,651
CONMED Corp. 6,989 268,308
*Cooper Cos., Inc. (The) 38,950 3,169,751
*Corcept Therapeutics, Inc. 14,060 560,572
*CorVel Corp. 8,115 565,047
#*Crinetics Pharmaceuticals, Inc. 1,538 76,808
*Cross Country Healthcare, Inc. 4,937 46,013
*CryoPort, Inc. 9,513 90,469
*Cullinan Therapeutics, Inc. 11,330 135,507
#*CVRx, Inc. 773 5,295
CVS Health Corp. 170,087 12,674,883
*Cytek Biosciences, Inc. 22,561 112,805
#*CytomX Therapeutics, Inc. 20,513 116,719
Danaher Corp. 75,301 16,482,636
#*DaVita, Inc. 13,018 1,423,388
*Day One Biopharmaceuticals,
Inc. 19,643 219,216
*Definitive Healthcare Corp.,
Class A 15,209 35,285
*Denali Therapeutics, Inc. 29,687 645,395
DENTSPLY SIRONA, Inc. 26,764 333,747
*Design Therapeutics, Inc. 3,861 39,421
*Dexcom, Inc. 74,570 5,446,593
*Dianthus Therapeutics, Inc. 7,297 389,587
*Disc Medicine, Inc., Class A 5,047 390,234
*Doximity, Inc., Class A 23,253 871,290
Shares Value
HEALTH CARE — (Continued)
*Dynavax Technologies Corp. 26,717 $ 413,713
*Dyne Therapeutics, Inc. 3,460 61,899
#*Edgewise Therapeutics, Inc. 15,310 430,976
*Edwards Lifesciences Corp. 95,247 7,749,296
*Elanco Animal Health, Inc. 97,973 2,359,190
Elevance Health, Inc. 34,496 11,926,647
Eli Lilly & Co. 122,557 127,109,993
Embecta Corp. 10,156 107,755
*Emergent BioSolutions, Inc. 10,026 113,695
*Enanta Pharmaceuticals, Inc. 1,503 19,389
Encompass Health Corp. 21,979 2,077,675
*Enhabit, Inc. 8,290 88,123
#*Enliven Therapeutics, Inc. 7,647 202,263
#*Enovis Corp. 14,096 310,676
Ensign Group, Inc. (The) 11,403 1,957,439
*Entrada Therapeutics, Inc. 4,765 54,512
*Envista Holdings Corp. 32,820 770,285
*Erasca, Inc. 18,981 199,490
*Evolent Health, Inc., Class A 16,466 52,856
*Exact Sciences Corp. 32,503 3,326,357
*Exelixis, Inc. 58,902 2,436,187
#*EyePoint, Inc. 10,667 144,218
*Fate Therapeutics, Inc. 15,455 18,391
*Fortrea Holdings, Inc. 9,989 167,915
*Fulcrum Therapeutics, Inc. 7,834 84,059
#*Fulgent Genetics, Inc. 7,902 207,032
GE HealthCare Technologies, Inc. 85,382 6,742,616
*GeneDx Holdings Corp., Class A 2,386 229,676
Gilead Sciences, Inc. 206,682 29,338,510
#*Ginkgo Bioworks Holdings, Inc. 1,182 10,603
*Glaukos Corp. 6,229 743,618
*Globus Medical, Inc., Class A 22,913 2,077,751
*GoodRx Holdings, Inc., Class A 14,987 34,020
#*GRAIL, Inc. 7,866 769,452
*Guardant Health, Inc. 11,969 1,364,945
*Haemonetics Corp. 10,628 708,462
*Halozyme Therapeutics, Inc. 23,615 1,693,432
*Harmony Biosciences Holdings,
Inc. 13,545 494,663
#*Harrow, Inc. 6,598 270,122
HCA Healthcare, Inc. 25,558 12,479,205
*Health Catalyst, Inc. 9,310 20,016
*HealthEquity, Inc. 15,119 1,295,245
HealthStream, Inc. 5,518 122,996
*Henry Schein, Inc. 23,408 1,766,836
*Hologic, Inc. 38,104 2,855,133
Humana, Inc. 22,583 4,408,202
*ICON PLC 14,072 2,536,478
*ICU Medical, Inc. 4,872 730,313
*Ideaya Biosciences, Inc. 9,025 290,515
*IDEXX Laboratories, Inc. 14,572 9,769,943
*Illumina, Inc. 23,003 3,331,064
#*Immunome, Inc. 6,695 164,831
*Incyte Corp. 50,603 5,063,842
*Indivior Pharmaceuticals, Inc. 6,073 214,863
*Innoviva, Inc. 17,243 344,860
*Inogen, Inc. 3,394 20,025
*Insmed, Inc. 19,789 3,104,300

13
Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Inspire Medical Systems, Inc. 4,187 $ 317,291
#*Instil Bio, Inc. 462 3,262
*Insulet Corp. 11,316 2,894,746
*Integer Holdings Corp. 7,330 636,684
*Integra LifeSciences Holdings
Corp. 17,379 193,602
#*Intellia Therapeutics, Inc. 26,998 355,024
*Intuitive Surgical, Inc. 33,062 16,670,522
*Ionis Pharmaceuticals, Inc. 3,337 275,870
*IQVIA Holdings, Inc. 39,793 9,158,359
iRadimed Corp. 1,898 185,776
*Jazz Pharmaceuticals PLC 12,695 2,088,201
Johnson & Johnson 333,282 75,738,334
*Keros Therapeutics, Inc. 2,492 44,632
*Kiniksa Pharmaceuticals
International PLC, Class A 8,020 352,238
*Kodiak Sciences, Inc. 8,843 201,355
#*Krystal Biotech, Inc. 4,883 1,363,529
*Kura Oncology, Inc. 15,421 125,218
*Kymera Therapeutics, Inc. 11,875 863,194
Labcorp Holdings, Inc. 18,268 4,960,127
#*Lantheus Holdings, Inc. 13,273 888,229
*Larimar Therapeutics, Inc. 11,156 39,492
LeMaitre Vascular, Inc. 3,177 269,950
#*LENZ Therapeutics, Inc. 2,434 38,506
#*Lexeo Therapeutics, Inc. 2,700 20,007
*LifeStance Health Group, Inc. 87,633 619,565
*Ligand Pharmaceuticals, Inc. 3,895 748,229
*LivaNova PLC 11,625 763,879
*Madrigal Pharmaceuticals, Inc. 394 192,788
*MannKind Corp. 55,147 318,750
#*Maravai LifeSciences Holdings,
Inc., Class A 6,984 23,466
#*Masimo Corp. 9,064 1,244,759
*MaxCyte, Inc. 10,028 9,093
McKesson Corp. 16,482 13,700,003
*Medpace Holdings, Inc. 5,073 2,954,921
Medtronic PLC 169,186 17,419,391
Merck & Co., Inc. 426,648 47,046,475
*Merit Medical Systems, Inc. 10,322 837,011
Mesa Laboratories, Inc. 1,004 79,075
*Mettler-Toledo International, Inc. 3,523 4,837,924
*MiMedx Group, Inc. 23,901 122,134
*Mineralys Therapeutics, Inc. 5,992 185,093
#*Moderna, Inc. 42,848 1,888,311
*Molina Healthcare, Inc. 10,773 1,934,723
#*Monte Rosa Therapeutics, Inc. 10,334 212,054
*Myriad Genetics, Inc. 17,924 100,733
*Natera, Inc. 16,496 3,812,885
National HealthCare Corp. 3,724 532,942
National Research Corp. 2,881 58,600
*Neogen Corp. 35,956 367,470
*NeoGenomics, Inc. 26,969 325,246
*Neurocrine Biosciences, Inc. 18,679 2,541,465
*Niagen Bioscience, Inc. 1,360 8,146
*Novocure, Ltd. 7,332 90,917
#*Nurix Therapeutics, Inc. 6,567 108,487
#*Nutex Health, Inc. 805 119,776
Shares Value
HEALTH CARE — (Continued)
*Olema Pharmaceuticals, Inc. 16,318 $ 419,699
#*OmniAb, Inc. 14,361 26,137
*OmniAb, Inc.- Vesting 12.5 666 –
*OmniAb, Inc.- Vesting 15 666 –
*Omnicell, Inc. 9,963 483,205
*OptimizeRx Corp. 1,647 17,722
*Option Care Health, Inc. 31,014 1,054,476
*OraSure Technologies, Inc. 8,145 22,725
*Organogenesis Holdings, Inc.,
Class A 22,383 89,532
Organon & Co. 49,641 423,934
#*ORIC Pharmaceuticals, Inc. 18,096 185,665
*Orthofix Medical, Inc. 7,079 93,655
*OrthoPediatrics Corp. 4,343 75,829
#*Outset Medical, Inc. 4,300 21,543
*Pacira BioSciences, Inc. 9,932 204,003
*PACS Group, Inc. 3,366 113,636
*Pediatrix Medical Group, Inc. 20,817 445,067
*Pennant Group, Inc. (The) 5,873 162,212
*Penumbra, Inc. 6,022 2,156,900
*PepGen, Inc. 4,442 22,787
#Perrigo Co. PLC 29,364 417,262
*Personalis, Inc. 17,314 162,232
Pfizer, Inc. 869,878 22,999,574
Phibro Animal Health Corp.,
Class A 4,827 193,804
*Phreesia, Inc. 8,228 110,502
*Prestige Consumer Healthcare,
Inc. 9,351 602,859
*Privia Health Group, Inc. 19,344 449,168
*Progyny, Inc. 16,463 392,972
*Protagonist Therapeutics, Inc. 9,722 795,260
*Protara Therapeutics, Inc. 3,470 24,568
#*Prothena Corp. PLC 3,306 29,126
*PTC Therapeutics, Inc. 3,554 268,434
*Puma Biotechnology, Inc. 6,037 39,120
*Quanterix Corp. 5,142 32,600
#*Quantum-Si, Inc. 31,320 35,392
Quest Diagnostics, Inc. 24,598 4,600,564
*QuidelOrtho Corp. 13,135 356,878
*RadNet, Inc. 12,797 897,070
Regeneron Pharmaceuticals, Inc. 11,483 8,514,070
*REGENXBIO, Inc. 10,006 111,667
*Relay Therapeutics, Inc. 37,271 285,496
*Repligen Corp. 10,308 1,539,706
*Replimune Group, Inc. 15,178 106,701
#ResMed, Inc. 27,181 7,021,124
*Revolution Medicines, Inc. 29,377 2,848,100
#Revvity, Inc. 22,910 2,492,608
*Rezolute, Inc. 5,766 19,258
*Rigel Pharmaceuticals, Inc. 3,011 104,963
*Rocket Pharmaceuticals, Inc. 7,394 25,731
*Roivant Sciences, Ltd. 128,173 2,771,100
*RxSight, Inc. 4,507 39,166
*Sagimet Biosciences, Inc., Class
A 1,776 10,070
#*Sana Biotechnology, Inc. 12,291 54,449
*Sarepta Therapeutics, Inc. 12,866 261,694

14
Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Schrodinger, Inc. 11,983 $ 167,402
*Scilex Holding Co. 66 562
Select Medical Holdings Corp. 28,877 434,599
#*Senseonics Holdings, Inc. 434 3,181
*SI-BONE, Inc. 4,826 80,015
SIGA Technologies, Inc. 18,823 126,114
*Simulations Plus, Inc. 2,367 39,979
#*Solid Biosciences, Inc. 19,273 124,504
*Solventum Corp. 10,036 772,471
*Sotera Health Co. 62,515 1,132,772
#*STAAR Surgical Co. 8,760 166,002
STERIS PLC 19,716 5,177,422
#*Stoke Therapeutics, Inc. 10,213 309,862
#*Strata Critical Medical, Inc. 13,005 63,464
Stryker Corp. 44,606 16,484,593
#*Summit Therapeutics, Inc. 27,827 402,935
*Supernus Pharmaceuticals, Inc. 13,722 660,851
#*Surgery Partners, Inc. 26,373 391,903
*Tactile Systems Technology, Inc. 4,109 118,586
*Talkspace, Inc. 14,265 57,631
#*Tango Therapeutics, Inc. 4,480 52,013
*Taysha Gene Therapies, Inc. 3,045 13,733
#*Teladoc Health, Inc. 37,795 205,983
Teleflex, Inc. 7,559 788,933
#*Tempus AI, Inc., Class A 19,479 1,165,234
*Tenet Healthcare Corp. 19,103 3,615,816
*Terns Pharmaceuticals, Inc. 20,485 708,781
#*TG Therapeutics, Inc. 9,433 277,613
#*Theravance Biopharma, Inc. 9,837 186,313
Thermo Fisher Scientific, Inc. 44,409 25,695,491
*Third Harmonic Bio, Inc. 2,139 64
#*TransMedics Group, Inc. 3,893 521,565
*TruBridge, Inc. 2,746 53,135
*Twist Bioscience Corp. 7,412 304,411
*Tyra Biosciences, Inc. 682 21,019
#*UFP Technologies, Inc. 1,467 368,422
*United Therapeutics Corp. 9,326 4,378,464
UnitedHealth Group, Inc. 114,489 32,850,329
Universal Health Services, Inc.,
Class B 12,122 2,439,674
US Physical Therapy, Inc. 3,278 274,926
Utah Medical Products, Inc. 264 16,120
*Vanda Pharmaceuticals, Inc. 10,453 78,816
*Varex Imaging Corp. 7,935 110,614
*Veeva Systems, Inc., Class A 25,088 5,115,945
*Ventyx Biosciences, Inc. 4,586 63,975
*Veracyte, Inc. 16,799 639,706
*Vericel Corp. 6,155 221,457
*Vertex Pharmaceuticals, Inc. 30,001 14,097,470
Viatris, Inc. 245,734 3,216,658
*Vir Biotechnology, Inc. 27,096 201,594
*Viridian Therapeutics, Inc. 14,629 482,757
*Voyager Therapeutics, Inc. 6,671 26,017
*Waters Corp. 13,642 5,057,362
*Waystar Holding Corp. 5,892 156,491
West Pharmaceutical Services,
Inc. 13,873 3,206,328
*Xencor, Inc. 12,916 156,154
Shares Value
HEALTH CARE — (Continued)
*Xeris Biopharma Holdings, Inc. 66 $ 486
#*XOMA Royalty Corp. 1,915 49,139
Zimmer Biomet Holdings, Inc. 39,504 3,439,613
Zoetis, Inc., Class A 80,740 10,077,967
*Zymeworks, Inc. 12,951 291,786
TOTAL HEALTH CARE 990,645,531
INDUSTRIALS — (10.8%)
#*3D Systems Corp. 20,019 44,843
3M Co. 87,895 13,461,998
#A.O. Smith Corp. 24,414 1,794,185
#AAON, Inc. 12,833 1,168,573
*AAR Corp. 8,281 877,041
ABM Industries, Inc. 12,596 579,920
ACCO Brands Corp. 15,561 60,844
Acuity, Inc. 5,972 1,846,781
*ACV Auctions, Inc., Class A 22,671 177,061
Advanced Drainage Systems, Inc. 16,670 2,534,507
Aebi Schmidt Holding AG 6,056 88,660
AECOM 28,041 2,703,994
#*AeroVironment, Inc. 8,628 2,401,949
*AerSale Corp. 9,085 68,047
AGCO Corp. 15,255 1,730,070
Air Lease Corp., Class A 25,326 1,636,819
Alamo Group, Inc. 2,705 528,314
*Alaska Air Group, Inc. 23,415 1,190,184
Albany International Corp., Class
A 6,575 364,847
Alight, Inc., Class A 110,714 169,392
*Allegiant Travel Co. 3,786 335,553
Allegion PLC 21,189 3,504,449
#Allient, Inc. 3,305 201,638
Allison Transmission Holdings,
Inc. 18,980 2,063,126
Alta Equipment Group, Inc. 3,515 23,761
*Amentum Holdings, Inc. 30,025 1,074,295
*Ameresco, Inc., Class A 8,597 269,430
*American Airlines Group, Inc. 120,172 1,598,288
*American Superconductor Corp. 8,912 266,647
*American Woodmark Corp. 2,852 169,380
AMETEK, Inc. 44,714 10,015,042
*API Group Corp. 80,016 3,326,265
Apogee Enterprises, Inc. 4,409 163,706
Applied Industrial Technologies,
Inc. 7,428 1,934,325
ArcBest Corp. 4,801 433,146
Arcosa, Inc. 9,050 1,035,954
Argan, Inc. 2,041 708,452
Armstrong World Industries, Inc. 10,060 1,848,424
Astec Industries, Inc. 4,620 225,086
*Astronics Corp. 5,433 411,550
*Asure Software, Inc. 1,558 14,988
*ATI, Inc. 26,254 3,158,356
Atkore, Inc. 7,462 518,236
Atmus Filtration Technologies,
Inc. 13,587 787,638
Automatic Data Processing, Inc. 58,411 14,417,003
#*Avis Budget Group, Inc. 3,533 406,260
*Axon Enterprise, Inc. 9,396 4,543,718

15
Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
AZZ, Inc. 6,775 $ 842,065
Barrett Business Services, Inc. 4,838 183,844
BGSF, Inc. 114 653
#*Bloom Energy Corp., Class A 30,642 4,638,280
#*Blue Bird Corp. 7,656 385,173
*BlueLinx Holdings, Inc. 1,502 104,479
*Boeing Co. (The) 99,648 23,289,731
Boise Cascade Co. 7,342 593,307
Booz Allen Hamilton Holding
Corp., Class A 21,180 1,872,736
*Bowman Consulting Group, Ltd. 4,175 145,415
Brady Corp., Class A 9,539 824,837
*BrightView Holdings, Inc. 19,723 263,499
Brink's Co. (The) 9,247 1,174,739
Broadridge Financial Solutions,
Inc. 22,345 4,404,423
*Builders FirstSource, Inc. 21,766 2,490,030
BWX Technologies, Inc. 16,321 3,352,823
*Byrna Technologies, Inc. 478 6,553
*CACI International, Inc., Class A 4,600 2,854,668
*Cadeler A/S, ADR 2,842 67,924
Cadre Holdings, Inc. 8,565 342,686
#Carlisle Cos., Inc. 8,942 3,048,238
Carpenter Technology Corp. 12,145 3,860,045
Carrier Global Corp. 160,927 9,588,031
#*Casella Waste Systems, Inc.,
Class A 11,402 1,150,234
Caterpillar, Inc. 71,113 46,746,842
#*CBIZ, Inc. 6,695 263,448
*CECO Environmental Corp. 6,870 463,244
*Centuri Holdings, Inc. 118 3,257
#CH Robinson Worldwide, Inc. 25,151 4,903,187
*Chart Industries, Inc. 9,108 1,888,453
#*Cimpress PLC 4,579 362,153
Cintas Corp. 50,173 9,602,610
Civeo Corp. 1,673 42,360
#*Clarivate PLC 137,091 363,291
*Clean Harbors, Inc. 13,547 3,521,001
CNH Industrial NV 256,795 2,763,114
Columbus McKinnon Corp. 5,082 107,129
Comfort Systems USA, Inc. 6,611 7,550,423
#Concentrix Corp. 13,778 514,608
*Concrete Pumping Holdings, Inc. 5,429 31,380
*Conduent, Inc. 33,636 46,754
#*Construction Partners, Inc.,
Class A 6,833 750,810
Copa Holdings SA, Class A 6,935 945,934
*Copart, Inc. 179,168 7,270,637
*Core & Main, Inc., Class A 41,609 2,220,256
*Costamare Bulkers Holdings,
Ltd. 4,964 82,055
Costamare, Inc. 24,820 416,480
Covenant Logistics Group, Inc.,
Class A 3,805 93,603
CRA International, Inc. 1,769 334,235
Crane Co. 11,472 2,095,246
#CSG Systems International, Inc. 6,206 494,929
#CSW Industrials, Inc. 2,978 804,000
CSX Corp. 432,682 16,338,072
Shares Value
INDUSTRIALS — (Continued)
Cummins, Inc. 30,863 $ 17,864,122
Curtiss-Wright Corp. 6,583 4,322,990
*Custom Truck One Source, Inc. 38,006 240,198
Deere & Co. 39,904 21,069,312
Delta Air Lines, Inc. 155,233 10,228,302
Deluxe Corp. 10,888 287,443
*Distribution Solutions Group, Inc. 7,232 205,317
*DNOW, Inc. 44,357 673,783
Donaldson Co., Inc. 24,249 2,471,943
Douglas Dynamics, Inc. 5,917 222,953
Dover Corp. 28,690 5,780,748
*Ducommun, Inc. 3,338 378,362
*DXP Enterprises, Inc. 3,004 390,670
*Dycom Industries, Inc. 6,159 2,244,278
Eastern Co. (The) 26 486
Eaton Corp. PLC 46,351 16,288,668
EMCOR Group, Inc. 10,464 7,541,719
Emerson Electric Co. 79,955 11,750,187
*Energy Recovery, Inc. 7,337 107,047
Enerpac Tool Group Corp., Class
A 10,507 424,063
EnerSys 7,903 1,424,042
Ennis, Inc. 5,198 101,309
Enpro, Inc. 4,166 994,758
*Enviri Corp. 20,526 388,352
Equifax, Inc. 26,131 5,262,783
Esab Corp. 11,372 1,377,149
ESCO Technologies, Inc. 4,483 1,022,886
*Everus Construction Group, Inc. 10,108 894,457
*ExlService Holdings, Inc. 28,432 1,113,113
Expeditors International of
Washington, Inc. 34,039 5,464,621
Exponent, Inc. 8,106 582,578
Fastenal Co. 213,891 9,274,314
Federal Signal Corp. 10,923 1,180,667
FedEx Corp. 54,903 17,692,492
Ferguson Enterprises, Inc. 44,685 11,281,175
#*First Advantage Corp. 13,664 184,464
Flowserve Corp. 25,031 1,956,173
*Fluor Corp. 32,209 1,487,734
*Forrester Research, Inc. 1,766 14,322
Fortive Corp. 68,260 3,604,811
Fortune Brands Innovations, Inc. 21,785 1,178,569
*Forward Air Corp. 544 15,167
*Franklin Covey Co. 2,541 51,760
Franklin Electric Co., Inc. 7,876 784,607
*FreightCar America, Inc. 1,027 11,821
#*Frontier Group Holdings, Inc. 41,378 191,994
FTAI Aviation, Ltd. 17,177 4,677,641
#FTAI Infrastructure, Inc. 20,023 116,534
*FTI Consulting, Inc. 6,088 1,063,391
*FuelCell Energy, Inc. 354 2,899
*Gates Industrial Corp. PLC 50,068 1,152,565
GATX Corp. 7,411 1,348,135
GE Vernova, Inc. 27,877 20,249,017
Genco Shipping & Trading, Ltd. 8,993 187,954
*Gencor Industries, Inc. 445 6,381
*Generac Holdings, Inc. 11,414 1,918,009

16
Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
General Dynamics Corp. 29,225 $ 10,260,605
General Electric Co. 136,103 41,755,039
Genpact, Ltd. 36,596 1,613,884
*Gibraltar Industries, Inc. 6,470 331,652
Global Industrial Co. 6,065 185,346
Gorman-Rupp Co. (The) 4,019 218,995
Graco, Inc. 31,672 2,765,916
*Graham Corp. 1,305 91,246
#Granite Construction, Inc. 7,802 942,014
*Great Lakes Dredge & Dock
Corp. 17,906 268,232
Greenbrier Cos., Inc. (The) 7,176 361,814
Griffon Corp. 8,641 703,809
*GXO Logistics, Inc. 22,495 1,272,992
*Hayward Holdings, Inc. 45,593 735,871
*Healthcare Services Group, Inc. 15,322 288,360
Heartland Express, Inc. 14,154 142,814
HEICO Corp. 8,427 2,788,579
HEICO Corp., Class A 15,047 3,830,816
Helios Technologies, Inc. 7,924 513,317
#Herc Holdings, Inc. 7,133 1,022,444
#*Hertz Global Holdings, Inc. 10,851 53,170
#Hexcel Corp. 14,365 1,189,566
*Hillman Solutions Corp. 43,386 406,527
HNI Corp. 16,382 782,896
Honeywell International, Inc. 97,728 22,235,075
Howmet Aerospace, Inc. 48,649 10,122,884
Hub Group, Inc., Class A 13,454 640,141
Hubbell, Inc., Class B 12,797 6,244,168
*Hudson Technologies, Inc. 5,483 39,313
Huntington Ingalls Industries, Inc. 8,055 3,387,208
*Hurco Cos., Inc. 252 4,168
*Huron Consulting Group, Inc. 3,589 606,541
#*Hyliion Holdings Corp. 28,428 58,277
Hyster-Yale, Inc. 3,823 127,879
*IBEX Holdings, Ltd. 3,820 142,104
ICF International, Inc. 3,271 305,021
IDEX Corp. 14,484 2,875,798
*IES Holdings, Inc. 3,814 1,450,426
Illinois Tool Works, Inc. 61,053 15,950,707
Ingersoll Rand, Inc. 67,676 5,826,227
#*Innodata, Inc. 6,693 371,060
*Innovative Solutions and
Support, Inc. 172 3,180
Insperity, Inc. 7,114 303,981
Insteel Industries, Inc. 3,467 114,896
Interface, Inc., Class A 12,881 405,365
ITT, Inc. 16,867 3,074,854
Jacobs Solutions, Inc. 23,354 3,158,862
*Janus International Group, Inc. 29,924 205,279
JB Hunt Transport Services, Inc. 22,899 4,642,085
*JELD-WEN Holding, Inc. 14,004 38,091
#*JetBlue Airways Corp. 72,495 353,051
Johnson Controls International
PLC 108,761 12,970,837
Kadant, Inc. 2,106 676,110
Karat Packaging, Inc. 2,415 59,095
KBR, Inc. 27,722 1,186,779
Shares Value
INDUSTRIALS — (Continued)
Kelly Services, Inc., Class A 4,449 $ 48,005
Kennametal, Inc. 17,931 616,647
Kforce, Inc. 4,633 163,684
*Kirby Corp. 10,756 1,265,551
Knight-Swift Transportation
Holdings, Inc., Class A 33,744 1,859,294
Korn Ferry 11,811 820,510
*Kratos Defense & Security
Solutions, Inc. 27,954 2,879,542
*L.B. Foster Co., Class A 724 21,756
L3Harris Technologies, Inc. 34,883 11,959,637
Landstar System, Inc. 6,273 936,935
*Legalzoom.com, Inc. 23,805 211,626
Leidos Holdings, Inc. 28,470 5,360,332
Lennox International, Inc. 7,056 3,493,285
Leonardo DRS, Inc. 41,507 1,704,277
#*Limbach Holdings, Inc. 1,927 165,683
Lincoln Electric Holdings, Inc. 12,940 3,433,629
Lindsay Corp. 2,516 315,179
*Liquidity Services, Inc. 5,126 164,032
#*Loar Holdings, Inc. 16,831 1,154,270
Lockheed Martin Corp. 35,052 22,230,679
LSI Industries, Inc. 4,955 109,555
Luxfer Holdings PLC 6,335 95,912
*Lyft, Inc., Class A 51,022 860,741
*Manitowoc Co., Inc. (The) 4,897 63,269
ManpowerGroup, Inc. 8,181 297,216
Marten Transport, Ltd. 17,113 210,490
Masco Corp. 37,705 2,491,923
*MasTec, Inc. 15,786 3,796,217
*Masterbrand, Inc. 28,047 339,930
*Matrix Service Co. 4,551 65,170
Matson, Inc. 7,157 1,147,267
Maximus, Inc. 11,980 1,131,391
*Mayville Engineering Co., Inc. 1,984 38,886
McGrath RentCorp 5,482 612,285
*Mercury Systems, Inc. 12,208 1,146,087
#*Microvast Holdings, Inc. 29,340 76,871
*Middleby Corp. (The) 10,408 1,531,745
Miller Industries, Inc. 2,260 92,592
MillerKnoll, Inc. 16,573 332,786
*Mistras Group, Inc. 2,208 31,221
#*Modine Manufacturing Co. 9,724 1,795,634
*Montrose Environmental Group,
Inc. 7,543 168,058
Moog, Inc., Class A 5,545 1,693,166
MSA Safety, Inc. 7,536 1,335,002
MSC Industrial Direct Co., Inc.,
Class A 10,815 912,137
Mueller Industries, Inc. 21,472 2,923,198
Mueller Water Products, Inc.,
Class A 28,878 781,727
*MYR Group, Inc. 3,539 884,892
National Presto Industries, Inc. 1,455 185,367
*Net Power, Inc. 2,306 5,465
*Nextpower, Inc., Class A 33,647 3,939,727
NL Industries, Inc. 8 49
Nordson Corp. 10,798 2,964,375
Norfolk Southern Corp. 47,495 13,832,444

17
Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Northrop Grumman Corp. 25,883 $ 17,917,766
*NPK International, Inc. 15,383 212,439
nVent Electric PLC 29,037 3,259,694
*NWPX Infrastructure, Inc. 1,709 115,272
Old Dominion Freight Line, Inc. 37,792 6,545,574
*OPENLANE, Inc. 24,608 739,224
*Orion Group Holdings, Inc. 7,282 88,986
Oshkosh Corp. 13,693 1,969,327
Otis Worldwide Corp. 70,077 5,985,977
Owens Corning 17,685 2,119,370
PACCAR, Inc. 107,586 13,223,395
*PAMT Corp. 226 2,452
Pangaea Logistics Solutions, Ltd. 14,707 124,715
Park Aerospace Corp. 1,560 38,204
Parker-Hannifin Corp. 17,504 16,380,943
Park-Ohio Holdings Corp. 1,310 29,554
*Parsons Corp. 21,038 1,473,922
Paychex, Inc. 68,196 7,033,053
Paycom Software, Inc. 12,192 1,642,872
*Paylocity Holding Corp. 10,128 1,367,077
Pentair PLC 32,469 3,421,259
#*Perma-Fix Environmental
Services, Inc. 8 122
Pitney Bowes, Inc. 33,533 349,749
#*Planet Labs PBC 54,283 1,355,447
#*Plug Power, Inc. 230,289 487,061
Powell Industries, Inc. 2,984 1,323,673
#*Power Solutions International,
Inc. 3,641 260,914
Preformed Line Products Co. 1,015 254,704
Primoris Services Corp. 10,326 1,530,830
*Proto Labs, Inc. 5,205 274,043
Quad/Graphics, Inc. 1,318 8,066
Quanta Services, Inc. 25,110 11,917,959
*Quest Resource Holding Corp. 8 17
*Radiant Logistics, Inc. 3,873 26,065
*RBC Bearings, Inc. 5,509 2,752,682
*RCM Technologies, Inc. 232 4,828
Regal Rexnord Corp. 13,932 2,250,018
Republic Services, Inc., Class A 65,890 14,172,280
*Resideo Technologies, Inc. 34,030 1,165,868
Resources Connection, Inc. 3,513 15,914
REV Group, Inc. 10,437 666,924
Robert Half, Inc. 16,372 566,635
#*Rocket Lab Corp. 58,351 4,672,165
Rockwell Automation, Inc. 20,659 8,710,867
Rollins, Inc. 80,692 5,111,031
RTX Corp. 182,947 36,759,541
Rush Enterprises, Inc., Class A 14,007 899,109
Rush Enterprises, Inc., Class B 2,020 119,200
#*RXO, Inc. 10,044 146,442
Ryder System, Inc. 11,683 2,234,724
*Saia, Inc. 5,178 1,733,957
Schneider National, Inc., Class B 19,888 533,794
Science Applications International
Corp. 9,908 1,008,238
Sensata Technologies Holding
PLC 28,533 986,956
Shares Value
INDUSTRIALS — (Continued)
#*SES AI Corp. 3,118 $ 6,330
*Shoals Technologies Group, Inc.,
Class A 36,764 347,052
Simpson Manufacturing Co., Inc. 7,729 1,366,333
*SiteOne Landscape Supply, Inc. 8,077 1,159,373
#*Skillsoft Corp. 743 6,724
*SkyWest, Inc. 8,865 855,650
Snap-on, Inc. 10,923 3,999,020
Southwest Airlines Co. 114,259 5,429,588
*SPX Technologies, Inc. 9,766 2,035,332
SS&C Technologies Holdings,
Inc. 52,216 4,275,968
*StandardAero, Inc. 23,679 731,444
#Standex International Corp. 2,661 638,640
Stanley Black & Decker, Inc. 31,690 2,492,735
*Sterling Infrastructure, Inc. 5,784 2,070,151
*Sun Country Airlines Holdings,
Inc. 11,639 204,148
*Sunrun, Inc. 47,040 893,760
*Symbotic, Inc., Class A 3,517 191,219
*TaskUS, Inc., Class A 5,494 59,335
#Tecnoglass, Inc. 8,671 424,099
Tennant Co. 3,600 273,924
Terex Corp. 12,998 740,886
Tetra Tech, Inc. 51,071 1,923,334
Textron, Inc. 37,389 3,292,475
*Thermon Group Holdings, Inc. 7,097 321,139
#*TIC Solutions, Inc. 18,595 187,810
Timken Co. (The) 14,614 1,361,879
*Titan International, Inc. 10,174 97,060
*Titan Machinery, Inc. 3,486 56,717
Toro Co. (The) 21,004 1,921,866
Trane Technologies PLC 30,711 12,916,432
*Transcat, Inc. 1,843 111,151
TransDigm Group, Inc. 9,423 13,451,709
TransUnion 38,207 3,019,117
*Trex Co., Inc. 19,043 788,761
TriNet Group, Inc. 9,141 559,795
Trinity Industries, Inc. 18,660 536,288
*TrueBlue, Inc. 3,733 20,009
#*TTEC Holdings, Inc. 5,252 16,754
Tutor Perini Corp. 11,749 926,879
Twin Disc, Inc. 8 138
*Uber Technologies, Inc. 227,610 18,220,181
UFP Industries, Inc. 11,670 1,205,278
*U-Haul Holding Co. 3,487 197,190
U-Haul Holding Co. 32,662 1,675,887
#UL Solutions, Inc., Class A 10,183 715,152
*Ultralife Corp. 206 1,314
UniFirst Corp. 2,729 586,735
Union Pacific Corp. 96,243 22,626,729
*United Airlines Holdings, Inc. 86,398 8,840,243
United Parcel Service, Inc., Class
B 126,960 13,485,691
United Rentals, Inc. 14,876 11,633,925
#Universal Logistics Holdings,
Inc. 3,527 56,467
#*Upwork, Inc. 30,084 602,583
*V2X, Inc. 7,165 493,167

18
Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Valmont Industries, Inc. 3,911 $ 1,742,585
Veralto Corp. 53,835 5,328,588
Verisk Analytics, Inc., Class A 24,755 5,383,222
*Verra Mobility Corp., Class A 32,443 626,150
Vertiv Holdings Co., Class A 73,169 13,622,604
#Vestis Corp. 25,022 163,394
*Vicor Corp. 5,248 827,452
#Virco Mfg. Corp. 432 3,020
#VSE Corp. 4,100 896,137
Wabash National Corp. 7,286 73,807
Waste Management, Inc. 65,178 14,485,159
#Watsco, Inc. 6,556 2,533,566
Watts Water Technologies, Inc.,
Class A 5,203 1,557,310
Werner Enterprises, Inc. 13,720 469,910
WESCO International, Inc. 10,249 2,966,368
Westinghouse Air Brake
Technologies Corp. 33,820 7,783,335
*Willdan Group, Inc. 2,822 356,136
Willis Lease Finance Corp. 1,804 328,833
#WillScot Holdings Corp. 35,663 714,330
Woodward, Inc. 11,390 3,620,198
Worthington Enterprises, Inc. 9,591 532,972
WW Grainger, Inc. 8,771 9,472,154
#*XPO, Inc. 30,863 4,571,119
Xylem, Inc. 41,670 5,745,043
Zurn Elkay Water Solutions Corp. 30,962 1,427,658
TOTAL INDUSTRIALS 1,160,214,132
INFORMATION TECHNOLOGY — (30.1%)
#*908 Devices, Inc. 2,718 17,151
A10 Networks, Inc. 16,006 279,145
Accenture PLC, Class A 92,685 24,435,473
*ACI Worldwide, Inc. 20,205 876,089
*ACM Research, Inc., Class A 5,313 308,792
Adeia, Inc. 21,894 396,062
*Adobe, Inc. 56,190 16,477,717
*ADTRAN Holdings, Inc. 8,779 80,942
Advanced Energy Industries, Inc. 6,799 1,736,193
*Advanced Micro Devices, Inc. 192,916 45,669,005
*Aehr Test Systems 2,455 62,946
#*Aeva Technologies, Inc. 884 11,289
*Agilysys, Inc. 2,496 216,528
*Akamai Technologies, Inc. 31,701 3,079,752
*Alarm.com Holdings, Inc. 10,346 504,678
#*Alkami Technology, Inc. 12,342 261,527
#*Allegro MicroSystems, Inc. 32,752 1,208,876
*Alpha & Omega Semiconductor,
Ltd. 7,454 164,733
*Ambarella, Inc. 1,902 121,804
Amdocs, Ltd. 24,452 2,003,597
Amkor Technology, Inc. 54,732 2,645,198
Amphenol Corp., Class A 162,702 23,442,104
#*Amtech Systems, Inc. 8 134
Analog Devices, Inc. 59,695 18,557,982
*Appfolio, Inc., Class A 3,575 678,821
Apple, Inc. 2,350,377 609,875,824
Applied Materials, Inc. 118,766 38,280,657
#*Applied Optoelectronics, Inc. 5,148 224,504
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*AppLovin Corp., Class A 36,343 $ 17,194,237
*Arista Networks, Inc. 113,293 16,058,150
*Arrow Electronics, Inc. 10,252 1,358,287
*ASGN, Inc. 8,349 434,899
*Astera Labs, Inc. 20,087 3,025,504
*Atlassian Corp., Class A 14,977 1,769,982
#*Aurora Innovation, Inc., Class A 261,664 1,098,989
*Autodesk, Inc. 42,001 10,620,793
*AvePoint, Inc. 25,138 292,355
*Aviat Networks, Inc. 1,475 32,170
Avnet, Inc. 17,077 1,065,434
*Axcelis Technologies, Inc. 7,061 621,862
*AXT, Inc. 11,610 215,249
Badger Meter, Inc. 5,059 741,548
Bel Fuse, Inc., Class B 2,416 486,075
Belden, Inc. 7,425 872,512
Benchmark Electronics, Inc. 7,579 395,169
#Bentley Systems, Inc., Class B 44,315 1,556,343
*BILL Holdings, Inc. 19,996 863,227
*BK Technologies Corp. 2 153
*Blackbaud, Inc. 8,845 474,976
*BlackLine, Inc. 8,750 406,613
*Box, Inc., Class A 28,119 712,817
*Braze, Inc., Class A 1,647 34,291
Broadcom, Inc. 654,036 216,682,127
#*C3.ai, Inc., Class A 26,164 288,066
*Cadence Design Systems, Inc. 31,300 9,276,068
*Calix, Inc. 11,528 514,956
#*CCC Intelligent Solutions
Holdings, Inc. 112,889 855,699
CDW Corp. 32,094 4,056,361
*Cerence, Inc. 9,562 108,337
*CEVA, Inc. 6,188 130,505
*Ciena Corp. 24,650 6,207,117
#*Cipher Mining, Inc. 73,506 1,173,156
*Cirrus Logic, Inc. 10,346 1,348,498
Cisco Systems, Inc. 544,503 42,645,475
#*Cleanspark, Inc. 69,047 817,516
Clear Secure, Inc., Class A 17,692 577,113
*Clearfield, Inc. 2,472 73,591
Climb Global Solutions, Inc. 1,052 124,757
*Cloudflare, Inc., Class A 25,405 4,505,577
Cognex Corp. 29,947 1,160,147
Cognizant Technology Solutions
Corp., Class A 106,543 8,742,919
*Coherent Corp. 27,195 5,770,235
*Cohu, Inc. 11,587 330,693
*Commvault Systems, Inc. 6,095 522,341
*Consensus Cloud Solutions, Inc. 4,415 94,304
Corning, Inc. 164,595 16,994,434
*Corsair Gaming, Inc. 27,321 139,337
#Crane NXT Co. 13,393 676,614
*Credo Technology Group
Holding, Ltd. 25,013 3,133,629
*Crowdstrike Holdings, Inc., Class
A 15,856 6,998,918
*CS Disco, Inc. 8,748 54,675
CTS Corp. 6,014 309,180

19
Dimensional US Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Daily Journal Corp. 345 $ 202,298
*Daktronics, Inc. 10,293 238,283
*Datadog, Inc., Class A 39,602 5,121,331
Dell Technologies, Inc., Class C 42,737 4,890,822
*Diebold Nixdorf, Inc. 8,789 606,529
*Digi International, Inc. 8,749 376,819
*Digital Turbine, Inc. 18,445 96,283
#*DigitalOcean Holdings, Inc. 18,280 1,009,970
*Diodes, Inc. 10,254 606,934
*Docusign, Inc., Class A 35,274 1,853,296
Dolby Laboratories, Inc., Class A 12,973 832,737
*Dropbox, Inc., Class A 35,535 905,432
#*D-Wave Quantum, Inc. 540 11,459
*DXC Technology Co. 41,594 600,201
*Dynatrace, Inc. 54,830 2,088,475
#*Eastman Kodak Co. 17,559 128,532
*Enphase Energy, Inc. 8,912 329,566
#Entegris, Inc. 27,383 3,233,111
*EPAM Systems, Inc. 10,503 2,190,926
ePlus, Inc. 6,109 524,213
*F5, Inc. 11,294 3,112,739
*Fabrinet 6,588 3,224,431
*Fair Isaac Corp. 4,219 6,173,114
*Fastly, Inc., Class A 33,586 310,670
*First Solar, Inc. 23,929 5,396,468
*Five9, Inc. 16,739 295,611
*Flex, Ltd. 75,976 4,789,527
*FormFactor, Inc. 14,743 1,039,234
*Fortinet, Inc. 142,740 11,599,052
*Freshworks, Inc., Class A 39,116 421,670
*Gartner, Inc. 14,111 2,957,807
Gen Digital, Inc. 137,691 3,303,207
#*GLOBALFOUNDRIES, Inc. 53,357 2,251,665
#*Globant SA 9,780 654,086
*GoDaddy, Inc., Class A 25,179 2,530,993
*Grid Dynamics Holdings, Inc. 16,711 138,200
*Guidewire Software, Inc. 11,399 1,604,523
Hackett Group, Inc. (The) 4,656 84,972
*Harmonic, Inc. 24,295 236,147
Hewlett Packard Enterprise Co. 272,530 5,864,846
HP, Inc. 164,327 3,194,517
*HubSpot, Inc. 6,764 1,893,920
#*Hut 8 Corp., Class U 1,335 74,533
#*I3 Verticals, Inc., Class A 5,853 129,995
*Ichor Holdings, Ltd. 6,496 197,089
*Identiv, Inc. 736 2,444
#*indie Semiconductor, Inc.,
Class A 39,749 162,971
Information Services Group, Inc. 7,431 41,391
*Insight Enterprises, Inc. 5,596 470,176
*Intapp, Inc. 9,549 324,189
*Intel Corp. 592,196 27,519,348
#InterDigital, Inc. 5,690 1,857,444
International Business Machines
Corp. 154,559 47,403,245
*inTEST Corp. 330 3,019
Intuit, Inc. 33,779 16,853,019
#*IonQ, Inc. 46,330 1,852,273
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*IPG Photonics Corp. 8,317 $ 768,574
*Itron, Inc. 9,999 990,701
Jabil, Inc. 22,951 5,443,748
*Jamf Holding Corp. 11,846 154,590
*JFrog, Ltd. 18,458 1,011,498
*Keysight Technologies, Inc. 31,845 6,889,029
*Kimball Electronics, Inc. 5,324 160,838
KLA Corp. 20,670 29,515,520
*Klaviyo, Inc., Class A 14,744 327,464
*Knowles Corp. 21,094 511,319
Kulicke & Soffa Industries, Inc. 12,090 693,120
*Kyndryl Holdings, Inc. 54,854 1,261,642
Lam Research Corp. 177,351 41,404,364
*Lantronix, Inc. 1,143 7,590
*Lattice Semiconductor Corp. 12,434 1,001,186
#*Life360, Inc. 5,689 325,923
Littelfuse, Inc. 5,008 1,621,390
*LiveRamp Holdings, Inc. 14,766 359,552
#*Lumentum Holdings, Inc. 9,356 3,666,055
#*MACOM Technology Solutions
Holdings, Inc. 10,130 2,219,078
*Magnachip Semiconductor Corp. 2,853 8,274
*Manhattan Associates, Inc. 11,898 1,796,717
Marvell Technology, Inc. 138,352 10,918,740
*MaxLinear, Inc., Class A 16,496 286,206
Methode Electronics, Inc. 4,862 38,847
Microchip Technology, Inc. 90,731 6,888,298
Micron Technology, Inc. 168,185 69,776,593
Microsoft Corp. 1,210,165 520,721,898
*Mirion Technologies, Inc., Class
A 42,332 1,051,527
*Mitek Systems, Inc. 8,171 81,873
MKS, Inc. 13,644 3,211,934
*MongoDB, Inc., Class A 9,979 3,705,502
Monolithic Power Systems, Inc. 7,221 8,117,487
Motorola Solutions, Inc. 31,862 12,825,729
*N-able, Inc. 33,902 205,785
Napco Security Technologies, Inc. 6,763 249,487
#*Navitas Semiconductor Corp.,
Class A 24,855 213,256
#*nCino, Inc. 23,414 499,889
*NCR Voyix Corp. 33,093 328,283
NetApp, Inc. 42,081 4,054,504
*NETGEAR, Inc. 6,330 132,360
*NetScout Systems, Inc. 17,362 482,837
*NetSol Technologies, Inc. 16 57
*nLight, Inc. 8,584 391,516
*Novanta, Inc. 6,283 845,315
*Nutanix, Inc., Class A 46,837 1,842,099
NVE Corp. 778 52,507
NVIDIA Corp. 3,894,736 744,400,892
NXP Semiconductors NV 56,977 12,884,779
*Okta, Inc., Class A 35,954 3,037,394
*ON Semiconductor Corp. 82,407 4,935,355
*ON24, Inc. 2,669 21,272
OneSpan, Inc. 6,193 72,954
*Onto Innovation, Inc. 8,111 1,638,828
Oracle Corp. 248,013 40,817,980

20
Dimensional US Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*OSI Systems, Inc. 3,374 $ 843,972
*Ouster, Inc. 8,909 185,574
*PagerDuty, Inc. 1,673 17,734
*Palantir Technologies, Inc.,
Class A 224,530 32,913,853
#*Palo Alto Networks, Inc. 56,350 9,972,259
#*PAR Technology Corp. 8,824 231,277
PC Connection, Inc. 6,219 365,739
*PDF Solutions, Inc. 6,153 195,973
Pegasystems, Inc. 31,864 1,392,138
#*Penguin Solutions, Inc. 13,034 250,383
*Photronics, Inc. 14,026 484,879
*Plexus Corp. 6,392 1,274,117
#*Porch Group, Inc. 27,751 218,955
Power Integrations, Inc. 8,776 403,169
*Powerfleet, Inc. 26,402 134,914
*Progress Software Corp. 9,483 388,044
*PTC, Inc. 24,043 3,753,834
*Pure Storage, Inc., Class A 46,238 3,215,391
*Q2 Holdings, Inc. 9,970 610,662
Qnity Electronics, Inc. 36,455 3,506,242
*Qorvo, Inc. 19,159 1,496,509
QUALCOMM, Inc. 195,374 29,616,745
*Qualys, Inc. 6,880 907,472
#*QuickLogic Corp. 16 118
Ralliant Corp. 19,899 1,054,050
*Rambus, Inc. 19,683 2,240,516
*Red Violet, Inc. 1,494 67,947
ReposiTrak, Inc. 8 85
*Ribbon Communications, Inc. 33,051 86,594
Richardson Electronics, Ltd. 1,256 15,185
*Rimini Street, Inc. 4,361 15,045
*RingCentral, Inc., Class A 13,818 357,610
*Riot Platforms, Inc. 68,953 1,066,703
*Rogers Corp. 4,256 413,853
Roper Technologies, Inc. 20,722 7,692,628
#*Rubrik, Inc., Class A 24,065 1,346,437
Salesforce, Inc. 118,780 25,215,806
*Samsara, Inc., Class A 46,347 1,300,033
*Sandisk Corp. 19,496 11,234,570
*Sanmina Corp. 10,522 1,490,757
*ScanSource, Inc. 4,852 208,587
Seagate Technology Holdings
PLC 38,711 15,782,088
*Semtech Corp. 4,261 339,815
*SentinelOne, Inc., Class A 47,483 663,812
*ServiceNow, Inc. 109,877 12,856,708
*Silicon Laboratories, Inc. 5,647 804,415
*SiTime Corp. 3,047 1,106,396
#*SkyWater Technology, Inc. 6,081 192,524
Skyworks Solutions, Inc. 32,019 1,785,379
*Snowflake, Inc., Class A 37,133 7,155,529
#*SolarEdge Technologies, Inc. 337 10,430
*Sprinklr, Inc., Class A 23,740 151,461
*SPS Commerce, Inc. 5,580 498,071
#*Super Micro Computer, Inc. 125,624 3,656,915
*Synaptics, Inc. 8,645 713,299
*Synopsys, Inc. 19,090 8,879,045
Shares Value
INFORMATION TECHNOLOGY — (Continued)
TD SYNNEX Corp. 17,324 $ 2,748,799
TE Connectivity PLC 58,354 13,000,104
*Teledyne Technologies, Inc. 9,878 6,127,323
*Telos Corp. 5,878 32,094
*Teradata Corp. 16,133 460,113
Teradyne, Inc. 27,838 6,710,350
Texas Instruments, Inc. 130,837 28,201,915
*Trimble, Inc. 49,261 3,330,044
*TTM Technologies, Inc. 19,448 1,909,794
*Turtle Beach Corp. 3,341 39,958
*Twilio, Inc., Class A 32,219 3,881,101
*Tyler Technologies, Inc. 7,976 2,946,334
*UiPath, Inc., Class A 79,181 996,889
*Ultra Clean Holdings, Inc. 10,358 452,437
*Unisys Corp. 10,691 28,117
*Unity Software, Inc. 81,647 2,375,928
#Universal Display Corp. 8,237 945,772
#*Veeco Instruments, Inc. 13,838 432,161
VeriSign, Inc. 17,574 4,292,098
*Vertex, Inc., Class A 12,254 227,312
*Viasat, Inc. 27,880 1,259,340
*Viavi Solutions, Inc. 40,084 980,455
Vishay Intertechnology, Inc. 28,876 581,851
*Vishay Precision Group, Inc. 2,356 117,988
*Vistance Networks, Inc. 46,096 829,728
Vontier Corp. 34,852 1,306,950
Western Digital Corp. 77,908 19,494,919
*Workday, Inc., Class A 34,276 6,019,894
Xerox Holdings Corp. 20,651 45,226
*Xperi, Inc. 7,490 42,393
*Yext, Inc. 19,245 137,794
*Zebra Technologies Corp. 9,505 2,233,485
#*Zeta Global Holdings Corp.,
Class A 33,684 625,849
*Zoom Communications, Inc.,
Class A 54,798 5,046,896
*Zscaler, Inc. 19,075 3,815,191
TOTAL INFORMATION
TECHNOLOGY 3,247,406,258
MATERIALS — (2.6%)
AdvanSix, Inc. 4,850 76,824
Air Products and Chemicals, Inc. 42,537 11,591,332
Albemarle Corp. 24,195 4,128,393
Alcoa Corp. 54,935 3,120,857
*Alpha Metallurgical Resources,
Inc. 2,845 596,881
Amcor PLC 93,739 4,147,951
*American Vanguard Corp. 690 3,505
AptarGroup, Inc. 12,262 1,532,137
Ardagh Metal Packaging SA 63,212 277,501
#*Arq, Inc. 5,413 19,270
Ashland, Inc. 10,267 627,930
*Aspen Aerogels, Inc. 16,530 55,706
Avery Dennison Corp. 18,378 3,409,303
Avient Corp. 17,447 630,709
*Axalta Coating Systems, Ltd. 50,890 1,708,886
Balchem Corp. 5,579 949,378
Ball Corp. 54,442 3,096,117

21
Dimensional US Core Equity Market ETF
continued
Shares Value
MATERIALS — (Continued)
Cabot Corp. 11,198 $ 808,384
Caledonia Mining Corp. PLC 1,618 44,398
Celanese Corp., Class A 17,342 770,678
*Century Aluminum Co. 19,477 882,892
CF Industries Holdings, Inc. 37,833 3,527,171
#Chemours Co. (The) 30,128 451,619
*Clearwater Paper Corp. 2,239 37,660
*Cleveland-Cliffs, Inc. 113,910 1,567,402
*Coeur Mining, Inc. 70,411 1,439,201
Commercial Metals Co. 21,295 1,636,947
*Compass Minerals International,
Inc. 8,900 222,322
Corteva, Inc. 126,809 9,231,695
CRH PLC 117,112 14,335,680
Crown Holdings, Inc. 34,037 3,562,993
*Dakota Gold Corp. 12,501 74,881
Dow, Inc. 113,687 3,132,077
DuPont de Nemours, Inc. 83,898 3,684,800
Eagle Materials, Inc. 7,556 1,539,988
Eastman Chemical Co. 22,926 1,589,230
Ecolab, Inc. 36,368 10,255,412
*Ecovyst, Inc. 24,613 261,144
Element Solutions, Inc. 47,228 1,374,335
Ferroglobe PLC 18,748 89,053
#*Flotek Industries, Inc. 4,236 73,579
#FMC Corp. 18,849 297,814
#Fortitude Gold Corp. 4 22
Freeport-McMoRan, Inc. 276,651 16,662,690
Graphic Packaging Holding Co. 65,904 965,494
Greif, Inc., Class A 8,093 571,528
Greif, Inc., Class B 657 54,649
Hawkins, Inc. 3,988 519,437
HB Fuller Co. 10,766 647,037
Hecla Mining Co. 120,499 2,713,637
Huntsman Corp. 27,051 292,692
*Ingevity Corp. 7,335 482,570
Innospec, Inc. 5,029 410,970
International Flavors &
Fragrances, Inc. 49,337 3,444,216
#International Paper Co. 105,807 4,266,138
*Intrepid Potash, Inc. 2,151 70,639
#*Ivanhoe Electric, Inc. 760 12,988
Kaiser Aluminum Corp. 3,536 433,584
*Knife River Corp. 11,165 749,953
Koppers Holdings, Inc. 3,483 102,609
Kronos Worldwide, Inc. 9,326 48,961
Linde PLC 64,363 29,411,960
Louisiana-Pacific Corp. 12,822 1,073,714
*LSB Industries, Inc. 14,187 131,797
LyondellBasell Industries NV,
Class A 60,722 2,975,378
Martin Marietta Materials, Inc. 11,753 7,662,368
Materion Corp. 5,004 691,953
Mativ Holdings, Inc. 8,931 107,619
#*McEwen, Inc. 13,513 326,339
Mercer International, Inc. 9,542 19,370
*Metallus, Inc. 10,123 201,954
Minerals Technologies, Inc. 6,994 459,925
Shares Value
MATERIALS — (Continued)
Mosaic Co. (The) 64,507 $ 1,773,943
#*MP Materials Corp. 25,316 1,487,821
Myers Industries, Inc. 4,541 93,862
NewMarket Corp. 2,061 1,382,498
Newmont Corp. 217,522 24,438,597
Nucor Corp. 41,167 7,316,199
*O-I Glass, Inc. 42,975 656,658
Olin Corp. 20,058 417,407
Olympic Steel, Inc. 2,505 120,465
Orion SA 12,954 80,056
Packaging Corp. of America 23,386 5,204,554
*Perimeter Solutions, Inc. 26,974 705,370
PPG Industries, Inc. 44,176 5,108,071
Quaker Chemical Corp. 3,889 597,895
#*Ramaco Resources, Inc., Class
A 12,036 234,822
Ramaco Resources, Inc., Class B 1,364 17,896
#*Ranpak Holdings Corp., Class
A 14,657 73,871
*Rayonier Advanced Materials,
Inc. 11,014 85,469
Reliance, Inc. 11,127 3,666,347
Royal Gold, Inc. 15,116 3,980,194
RPM International, Inc. 27,944 2,988,890
Ryerson Holding Corp. 6,454 182,132
Scotts Miracle-Gro Co. (The) 9,455 607,200
Sealed Air Corp. 34,366 1,439,248
Sensient Technologies Corp. 7,782 735,555
Sherwin-Williams Co. (The) 38,876 13,786,985
Silgan Holdings, Inc. 20,916 902,525
Smurfit Westrock PLC 105,901 4,408,659
*Solstice Advanced Materials, Inc. 25,216 1,557,592
Sonoco Products Co. 21,613 1,037,424
Southern Copper Corp. 14,481 2,756,024
Steel Dynamics, Inc. 32,352 5,809,449
Stepan Co. 3,674 211,659
SunCoke Energy, Inc. 20,624 162,105
Sylvamo Corp. 9,379 459,008
*Tredegar Corp. 9,005 76,993
TriMas Corp. 8,823 306,776
Tronox Holdings PLC 31,095 188,436
United States Lime & Minerals,
Inc. 4,969 598,914
Vulcan Materials Co. 24,153 7,258,943
Warrior Met Coal, Inc. 10,456 933,721
#Westlake Corp. 14,602 1,158,231
Worthington Steel, Inc. 11,013 443,053
TOTAL MATERIALS 277,827,743
REAL ESTATE — (0.2%)
*CBRE Group, Inc., Class A 55,823 9,508,332
*Compass, Inc., Class A 118,136 1,479,063
*CoStar Group, Inc. 71,265 4,382,797
*Cushman & Wakefield, Ltd. 48,131 791,274
*Douglas Elliman, Inc. 7,109 19,194
#eXp World Holdings, Inc. 14,040 126,922
*Five Point Holdings LLC, Class A 12,527 66,518
*Forestar Group, Inc. 10,744 279,559
*FRP Holdings, Inc. 3,218 76,942

22
Dimensional US Core Equity Market ETF
continued
Shares Value
REAL ESTATE — (Continued)
*Howard Hughes Holdings, Inc. 10,937 $ 893,115
*Jones Lang LaSalle, Inc. 10,046 3,595,564
Kennedy-Wilson Holdings, Inc. 29,537 290,939
Marcus & Millichap, Inc. 8,433 229,378
*Maui Land & Pineapple Co., Inc. 8 137
Newmark Group, Inc., Class A 30,702 547,417
RMR Group, Inc. (The), Class A 2,445 37,042
*Seaport Entertainment Group,
Inc. 1,852 34,984
St. Joe Co. (The) 10,235 677,455
*Stratus Properties, Inc. 41 1,216
*Tejon Ranch Co. 4,481 72,099
*Zillow Group, Inc., Class A 10,424 648,790
*Zillow Group, Inc., Class C 33,040 2,082,511
TOTAL REAL ESTATE 25,841,248
UTILITIES — (2.3%)
AES Corp. (The) 135,936 1,991,462
#Alliant Energy Corp. 43,752 2,883,694
Ameren Corp. 46,290 4,780,831
American Electric Power Co., Inc. 97,120 11,632,548
American States Water Co. 7,816 570,255
American Water Works Co., Inc. 36,443 4,705,885
Artesian Resources Corp., Class
A 713 23,786
#Atmos Energy Corp. 30,182 5,020,474
Avista Corp. 14,994 619,102
Black Hills Corp. 13,987 1,020,771
California Water Service Group 10,627 475,027
CenterPoint Energy, Inc. 133,263 5,289,209
Chesapeake Utilities Corp. 4,375 562,975
Clearway Energy, Inc., Class A 6,826 230,514
Clearway Energy, Inc., Class C 13,337 482,133
CMS Energy Corp. 55,998 4,003,297
Consolidated Edison, Inc. 64,062 6,830,931
Consolidated Water Co., Ltd.,
Class OR 2,718 102,958
Constellation Energy Corp. 41,755 11,719,793
Dominion Energy, Inc. 154,665 9,306,193
DTE Energy Co. 34,916 4,692,012
Duke Energy Corp. 102,623 12,453,301
Edison International 66,207 4,123,372
Entergy Corp. 80,666 7,735,063
Essential Utilities, Inc. 54,041 2,096,250
Evergy, Inc. 40,836 3,133,346
Eversource Energy 70,390 4,866,061
Exelon Corp. 183,276 8,207,099
FirstEnergy Corp. 106,820 5,056,859
Genie Energy, Ltd., Class B 4,722 65,022
H2O America 7,144 371,774
*Hallador Energy Co. 10,503 194,201
*Hawaiian Electric Industries, Inc. 36,670 561,784
#IDACORP, Inc. 10,018 1,330,290
#MDU Resources Group, Inc. 43,659 895,446
MGE Energy, Inc. 6,048 483,114
Middlesex Water Co. 3,382 177,149
National Fuel Gas Co. 17,364 1,454,235
New Jersey Resources Corp. 20,351 1,006,968
NextEra Energy, Inc. 273,005 23,997,140
Shares Value
UTILITIES — (Continued)
NiSource, Inc. 84,426 $ 3,739,228
Northwest Natural Holding Co. 7,961 370,664
Northwestern Energy Group, Inc. 12,288 833,864
NRG Energy, Inc. 39,799 6,074,521
OGE Energy Corp. 35,271 1,540,637
#*Oklo, Inc., Class A 19,406 1,545,106
ONE Gas, Inc. 11,281 897,516
Ormat Technologies, Inc. 11,912 1,488,285
Otter Tail Corp. 7,442 663,529
PG&E Corp. 387,979 5,982,636
#Pinnacle West Capital Corp. 22,914 2,143,834
Portland General Electric Co. 19,544 982,086
#PPL Corp. 133,845 4,851,881
Public Service Enterprise Group,
Inc. 90,035 7,415,283
*Pure Cycle Corp. 1,668 19,315
Sempra 118,166 10,281,624
Southern Co. (The) 146,466 13,080,878
Southwest Gas Holdings, Inc. 12,656 1,048,170
Spire, Inc. 11,121 939,613
*Talen Energy Corp. 5,887 2,050,795
TXNM Energy, Inc. 15,680 923,866
UGI Corp. 39,763 1,594,894
Unitil Corp. 2,421 123,253
Vistra Corp. 72,121 11,420,360
WEC Energy Group, Inc. 57,262 6,337,186
Xcel Energy, Inc. 107,400 8,168,844
York Water Co. (The) 1,538 51,646
TOTAL UTILITIES 249,721,838
TOTAL COMMON STOCKS 10,555,003,341
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 8,219 32,054
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 32,651 11,101
*<ABIOMED, Inc. CVR 01/04/27 1,507 23,524
*Adverum Biotechnolo CVR
12/10/29 413 331
*<Albireo Pharma, Inc. CVR
03/02/26 1,266 8,077
*Concentra Biosciences CVR
09/04/29 6,142 –
*<Mirati Therapeutics CVR
01/04/27 6,686 19,924
*Novo Nordisk CVR 06/30/31 3,498 2,274
*Poseida Therapeutics, Inc. CVR
01/02/29 5,794 2,897
*Supernus Pharmaceuticals, Inc.
CVR 778 140
*<Verve Therapeutics, Inc. CVR 12,655 25,057
TOTAL HEALTH CARE 93,325
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 01/04/27 1,017 1,790

23
Dimensional US Core Equity Market ETF
continued
Shares Value
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 01/04/27 9,429 $ 2,511
TOTAL RIGHTS/WARRANTS 129,680
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $7,343,123,346) 10,555,133,021
SECURITIES LENDING COLLATERAL — (2.1%)
@§The DFA Short Term
Investment Fund 19,419,359 224,681,979
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,567,805,326) $ 10,779,815,000
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 1,093,268,571 $ — $ — $ 1,093,268,571
Consumer Discretionary ................ 1,121,534,547 — — 1,121,534,547
Consumer Staples .................... 528,053,448 — — 528,053,448
Energy ............................. 417,558,424 — — 417,558,424
Financials ........................... 1,442,931,601 — — 1,442,931,601
Health Care ......................... 990,645,467 64 — 990,645,531
Industrials ........................... 1,160,214,132 — — 1,160,214,132
Information Technology ................ 3,247,251,668 154,590 — 3,247,406,258
Materials ........................... 277,827,743 — — 277,827,743
Real Estate .......................... 25,841,248 — — 25,841,248
Utilities ............................. 249,721,838 — — 249,721,838
Rights/Warrants
Consumer Discretionary ................ 32,054 — — 32,054
Health Care ......................... — 16,743 76,582 93,325
Information Technology ................ 1,790 — — 1,790
Materials ........................... — — 2,511 2,511
Securities Lending Collateral .............. — 224,681,979 — 224,681,979
Total Investments ....................... $10,554,882,531 $224,853,376 $79,093> $10,779,815,000
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

24
Dimensional US Core Equity 1 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (9.1%)
Alphabet, Inc., Class A 184,734 $ 62,440,092
Alphabet, Inc., Class C 134,796 45,632,490
*AMC Networks, Inc., Class A 2,024 15,605
*Angi, Inc., Class A 2,102 27,284
Array Digital Infrastructure, Inc. 4,154 200,181
#*AST SpaceMobile , Inc., Class A 5,907 656,917
AT&T, Inc. 400,203 10,489,321
#*Atlanta Braves Holdings, Inc. 275 12,105
*Atlanta Braves Holdings, Inc.,
Class C 2,939 117,354
ATN International, Inc. 1,100 26,609
*Bandwidth, Inc., Class A 2,117 29,574
#*Boston Omaha Corp., Class A 2,411 29,438
*BuzzFeed, Inc. 4,974 4,379
#Cable One, Inc. 262 21,219
* Cargurus , Inc., Class A 4,214 136,534
*Cars.com, Inc. 4,459 50,654
#*Charter Communications, Inc.,
Class A 7,025 1,447,993
Cinemark Holdings, Inc. 19,980 473,126
Comcast Corp., Class A 192,857 5,737,496
*Creative Realities, Inc. 3,789 11,822
#CuriosityStream, Inc. 4,735 17,614
* DoubleVerify Holdings, Inc. 16,591 179,515
*E.W. Scripps Co. (The), Class A 3,700 12,395
#*EchoStar Corp., Class A 4,995 565,534
Electronic Arts, Inc. 10,615 2,164,611
Entravision Communications
Corp., Class A 9,000 27,090
*Eventbrite, Inc., Class A 7,096 31,364
* EverQuote , Inc., Class A 1,990 45,173
Fox Corp., Class A 20,773 1,511,859
Fox Corp., Class B 16,357 1,072,528
#*fuboTV, Inc., Class A 44,490 99,213
*Gaia, Inc., Class A 4 14
*Gambling.com Group, Ltd. 2,248 10,723
*GCI Liberty, Inc., Class A 156 5,845
*GCI Liberty, Inc., Class C 2,778 102,758
#*Globalstar, Inc. 2,249 138,583
Gray Media, Inc. 6,550 29,540
*Grindr, Inc. 4,742 53,679
IDT Corp., Class B 1,905 92,640
*iHeartMedia, Inc., Class A 9,100 29,484
*IMAX Corp. 5,807 202,722
*Intelligent Protection
Management Corp. 8 14
#Iridium Communications, Inc. 11,733 233,721
*IZEA Worldwide, Inc. 8 28
John Wiley & Sons, Inc., Class A 8,512 265,830
*Liberty Broadband Corp., Class
A 501 24,058
*Liberty Broadband Corp., Class
C 2,692 129,512
*Liberty Global, Ltd., Class A 13,684 151,756
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Global, Ltd., Class C 12,802 $ 141,846
*Liberty Latin America, Ltd., Class
A 4,433 34,223
*Liberty Latin America, Ltd., Class
C 18,416 143,276
*Liberty Media Corp.-Liberty
Formula One 1,268 101,047
*Liberty Media Corp.-Liberty
Formula One, Class C 15,074 1,311,739
*Lionsgate Studios Corp. 2,507 23,666
#*Live Nation Entertainment, Inc. 7,149 1,039,822
*Lumen Technologies, Inc. 71,197 627,958
*Madison Square Garden
Entertainment Corp., Class A 2,230 137,970
* Magnite , Inc. 17,831 258,015
Marcus Corp. (The) 1,343 20,266
Match Group, Inc. 18,917 589,265
* MediaAlpha , Inc., Class A 1,752 17,923
Meta Platforms, Inc., Class A 71,358 51,128,007
#*Motorsport Games, Inc., Class
A 2,109 8,689
*Netflix, Inc. 121,192 10,118,320
New York Times Co. (The), Class
A 13,106 960,801
News Corp., Class A 38,076 1,029,194
#News Corp., Class B 10,478 325,866
Nexstar Media Group, Inc., Class
A 4,762 1,011,354
* Nextdoor Holdings, Inc. 6,701 13,134
Omnicom Group, Inc. 24,841 1,913,751
*Optimum Communications, Inc.,
Class A 8,639 13,218
Paramount Skydance Corp.,
Class B 1,855 20,795
*Pinterest, Inc., Class A 37,530 830,539
* PodcastOne , Inc. 211 610
*PubMatic, Inc., Class A 2,603 18,898
* QuinStreet , Inc. 4,219 56,070
*Reddit, Inc., Class A 2,916 525,667
#*Reservoir Media, Inc. 20 151
*ROBLOX Corp., Class A 6,082 399,952
*Roku, Inc., Class A 6,601 628,415
Saga Communications, Inc.,
Class A 319 3,630
Scholastic Corp. 2,000 69,940
Shenandoah Telecommunications
Co. 6,409 76,075
Shutterstock, Inc. 903 17,925
Sinclair, Inc. 5,940 86,189
#Sirius XM Holdings, Inc. 6,609 134,493
* Skillz , Inc., Class A 910 3,367
*Snap, Inc., Class A 55,056 381,538
#*Sphere Entertainment Co. 4,432 423,300
Spok Holdings, Inc. 1,381 19,016
*Spotify Technology SA 2,421 1,211,347

25
Dimensional US Core Equity 1 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
* Stagwell , Inc., Class A 18,264 $ 109,767
*Starz Entertainment Corp. 166 1,658
*Take-Two Interactive Software,
Inc. 5,250 1,156,575
TEGNA, Inc. 11,760 225,322
Telephone and Data Systems,
Inc. 11,192 505,095
TKO Group Holdings, Inc., Class
A 1,736 351,679
T-Mobile US, Inc. 20,498 4,042,411
Townsquare Media, Inc., Class A 2,182 14,336
*Trade Desk, Inc. (The), Class A 1,344 40,764
#*Travelzoo 398 2,328
*TripAdvisor, Inc. 11,640 154,696
*USA TODAY Co, Inc. 13,066 77,351
Verizon Communications, Inc. 232,348 10,344,133
*Versant Media Group, Inc. 7,570 246,631
Walt Disney Co. (The) 47,366 5,342,885
*Warner Bros Discovery, Inc. 146,320 4,029,653
Warner Music Group Corp., Class
A 10,072 301,959
*Yelp, Inc., Class A 7,312 200,203
Zedge , Inc., Class B 12 37
*Ziff Davis, Inc. 3,392 129,642
*ZoomInfo Technologies, Inc.,
Class A 41,794 336,442
TOTAL COMMUNICATION
SERVICES 238,248,830
CONSUMER DISCRETIONARY — (10.2%)
*Abercrombie & Fitch Co. 4,450 434,454
Academy Sports & Outdoors, Inc. 9,218 507,082
*Accel Entertainment, Inc., Class
A 2,137 24,169
Acushnet Holdings Corp. 6,238 604,712
* Adient PLC 12,939 269,131
ADT, Inc. 77,577 620,616
* Adtalem Global Education, Inc. 3,451 357,351
#Advance Auto Parts, Inc. 9,488 455,519
*Airbnb, Inc., Class A 6,023 779,196
*Amazon.com, Inc. 300,940 72,014,942
#*American Axle & Manufacturing
Holdings, Inc. 15,066 120,076
American Eagle Outfitters, Inc. 16,996 396,177
*American Outdoor Brands, Inc. 4 36
*American Public Education, Inc. 1,752 73,199
*Amesite, Inc. 1,941 3,552
* Aptiv PLC 18,499 1,401,299
Aramark 20,166 776,189
* Arhaus , Inc., Class A 3,613 36,780
*Ark Restaurants Corp. 917 6,016
Arko Corp. 10,906 57,911
*Asbury Automotive Group, Inc. 1,534 359,738
Autoliv, Inc. 9,216 1,117,348
*AutoNation, Inc. 5,043 1,033,714
*AutoZone, Inc. 499 1,848,441
Bassett Furniture Industries, Inc. 4 63
Bath & Body Works, Inc. 1,085 23,653
*Beazer Homes USA, Inc. 1,026 22,131
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Bed Bath & Beyond, Inc. 2,412 $ 14,255
Best Buy Co., Inc. 32,882 2,140,618
* Biglari Holdings, Inc., Class A 22 43,314
#*Biglari Holdings, Inc., Class B 178 66,755
*Birkenstock Holding PLC 16,232 612,920
#*BJ's Restaurants, Inc. 2,054 85,898
Booking Holdings, Inc. 935 4,676,720
*Boot Barn Holdings, Inc. 1,734 309,484
BorgWarner, Inc. 28,238 1,338,764
Boyd Gaming Corp. 1,947 164,599
*Bright Horizons Family Solutions,
Inc. 3,336 309,014
*Brinker International, Inc. 2,963 467,324
Brunswick Corp. 6,165 494,556
Buckle, Inc. (The) 10,012 473,568
#Build-A-Bear Workshop, Inc.,
Class A 1,744 104,082
*Burlington Stores, Inc. 4,515 1,335,808
*Callaway Golf Co 29,355 421,244
*Capri Holdings, Ltd. 2,387 53,875
*CarMax, Inc. 2,398 106,807
*Carnival Corp. 96,460 2,895,729
Carriage Services, Inc., Class A 1,904 81,701
*Carvana Co., Class A 3,174 1,273,123
* Cavco Industries, Inc. 628 308,989
Century Communities, Inc. 2,061 129,802
*Champion Homes, Inc. 6,249 489,797
#Cheesecake Factory, Inc. (The) 11,533 668,453
*Chewy, Inc., Class A 7,794 226,883
*Chipotle Mexican Grill, Inc.,
Class A 23,696 921,064
#Choice Hotels International, Inc. 2,292 235,618
*Citi Trends, Inc. 478 20,626
Clarus Corp. 6,200 23,746
Columbia Sportswear Co. 2,921 161,473
*Cooper-Standard Holdings, Inc. 730 22,900
*Coupang, Inc., Class A 43,442 875,791
*Coursera, Inc. 24,797 150,270
Cricut, Inc., Class A 4,053 18,117
*Crocs, Inc. 4,993 419,013
*Culp, Inc. 616 2,168
D.R. Horton, Inc. 16,390 2,439,488
Dana, Inc. 19,730 570,197
Darden Restaurants, Inc. 9,506 1,895,021
#*Dave & Buster's Entertainment,
Inc. 2,119 39,774
*Deckers Outdoor Corp. 6,978 832,755
#Dick's Sporting Goods, Inc. 7,245 1,463,490
#Dillard's, Inc., Class A 1,290 783,752
Dine Brands Global, Inc. 574 19,740
Domino's Pizza, Inc. 2,688 1,102,967
* DoorDash , Inc., Class A 4,128 844,671
*Dorman Products, Inc. 2,146 266,533
*DraftKings, Inc. 21,080 579,911
#*Dream Finders Homes, Inc.,
Class A 2,116 38,913
#*Driven Brands Holdings, Inc. 11,195 174,082
*Duluth Holdings, Inc., Class B 6,400 15,424
*Duolingo, Inc., Class A 435 58,316

26
Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Dutch Bros, Inc., Class A 6,916 $ 376,161
eBay, Inc. 27,630 2,520,409
*El Pollo Loco Holdings, Inc. 1,638 16,593
* Envela Corp. 8 109
#Escalade, Inc. 4 58
Ethan Allen Interiors, Inc. 2,270 52,051
*Etsy, Inc. 5,172 273,909
*European Wax Center, Inc.,
Class A 2,362 9,283
Expedia Group, Inc. 8,223 2,177,779
*Figs, Inc., Class A 16,528 178,668
*First Watch Restaurant Group,
Inc. 9,204 147,172
*Five Below, Inc. 5,239 1,004,002
Flanigan's Enterprises, Inc. 502 16,328
Flexsteel Industries, Inc. 300 12,009
#*Floor & Decor Holdings, Inc.,
Class A 2,729 180,005
*Flutter Entertainment PLC, Class
DI 6,347 1,048,207
Ford Motor Co. 269,670 3,743,020
#*Fossil Group, Inc. 5,179 17,971
* Frontdoor , Inc. 4,207 248,676
#*GameStop Corp., Class A 23,551 562,398
Gap, Inc. (The) 58,919 1,648,554
Garmin, Ltd. 8,332 1,680,064
Garrett Motion, Inc. 14,770 266,451
General Motors Co. 79,036 6,639,024
*Genesco, Inc. 1,000 28,930
Gentex Corp. 13,035 299,935
* Gentherm , Inc. 2,553 81,594
Genuine Parts Co. 14,555 2,022,999
* GigaCloud Technology, Inc.,
Class A 867 34,619
G-III Apparel Group, Ltd. 6,064 177,978
Gildan Activewear, Inc., Class A 211 13,711
#*Global Business Travel Group I 20,381 139,610
Gold.com, Inc., Class A 1,659 86,019
#*Goodyear Tire & Rubber Co.
(The) 39,970 376,118
Graham Holdings Co., Class B 275 320,823
*Grand Canyon Education, Inc. 2,889 502,224
*Green Brick Partners, Inc. 2,824 195,957
Group 1 Automotive, Inc. 1,137 402,794
#*Groupon, Inc., Class A 1,425 20,164
H&R Block, Inc. 8,323 328,342
Hamilton Beach Brands Holding
Co., Class A 4 76
Harley-Davidson, Inc. 12,351 244,550
Hasbro, Inc. 10,585 945,346
Haverty Furniture Cos., Inc. 849 21,497
*Hilton Grand Vacations, Inc. 10,969 494,812
Hilton Worldwide Holdings, Inc. 8,932 2,666,291
*Holley, Inc. 10,000 38,500
Home Depot, Inc. (The) 39,255 14,704,530
Hooker Furnishings Corp. 1,500 19,905
*Hovnanian Enterprises, Inc.,
Class A 241 27,149
#Hyatt Hotels Corp., Class A 2,899 453,317
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Installed Building Products, Inc. 2,112 $ 608,552
JAKKS Pacific, Inc. 498 9,098
Jerash Holdings US, Inc. 461 1,411
Johnson Outdoors, Inc., Class A 491 22,286
KB Home 665 38,264
#Kohl's Corp. 13,839 241,767
Kontoor Brands, Inc. 3,939 235,276
*Koss Corp. 1,996 8,643
#*Lands' End, Inc. 2,547 45,235
Las Vegas Sands Corp. 30,467 1,606,525
*Latham Group, Inc. 9,138 57,478
*Laureate Education, Inc., Class
A 11,592 397,606
La-Z-Boy, Inc. 6,587 239,833
LCI Industries 3,409 500,066
Lear Corp. 3,683 431,242
*Legacy Housing Corp. 2,126 44,114
Leggett & Platt, Inc. 16,584 193,535
Lennar Corp., Class A 8,653 946,206
Lennar Corp., Class B 213 21,568
Levi Strauss & Co., Class A 6,509 129,399
*LGI Homes, Inc. 1,202 60,232
*Life Time Group Holdings, Inc. 18,635 543,583
*Lincoln Educational Services
Corp. 2,765 73,715
*Lindblad Expeditions Holdings,
Inc. 2,633 43,892
Lithia Motors, Inc., Class A 3,028 979,376
*Live Ventures, Inc. 709 14,223
#LKQ Corp. 35,431 1,163,908
Lowe's Cos., Inc. 12,906 3,446,676
*Lululemon Athletica, Inc. 4,091 713,880
Macy's, Inc. 32,196 644,564
*Malibu Boats, Inc., Class A 1,599 51,968
Marine Products Corp. 1,197 11,563
* MarineMax , Inc. 1,492 40,329
Marriott International, Inc., Class
A 7,006 2,208,992
Marriott Vacations Worldwide
Corp. 3,865 209,908
* MasterCraft Boat Holdings, Inc. 1,508 32,467
*Mattel, Inc. 34,440 719,452
#Matthews International Corp.,
Class A 2,505 65,856
McDonald's Corp. 22,534 7,098,210
*MGM Resorts International 9,879 331,342
#*Mister Car Wash, Inc. 22,002 122,111
#*Mobileye Global, Inc., Class A 10,437 93,724
*Mohawk Industries, Inc. 6,926 819,900
Monro, Inc. 3,000 56,160
*Motorcar Parts of America, Inc. 2,708 33,660
Movado Group, Inc. 1,800 41,040
Murphy USA, Inc. 1,428 603,344
Nathan's Famous, Inc. 143 14,460
*National Vision Holdings, Inc. 13,337 351,430
Newell Brands, Inc. 43,516 184,943
NIKE, Inc., Class B 17,162 1,060,783
#*Norwegian Cruise Line
Holdings, Ltd. 44,503 977,286

27
Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*NVR, Inc. 251 $ 1,916,568
*Ollie's Bargain Outlet Holdings,
Inc. 4,937 544,600
*ONE Group Hospitality, Inc.
(The) 1,134 2,449
OneSpaWorld Holdings, Ltd. 6,726 132,166
*O'Reilly Automotive, Inc. 15,120 1,487,959
Papa John's International, Inc. 3,496 122,954
#Patrick Industries, Inc. 3,397 428,599
*Penn Entertainment, Inc. 12,214 156,828
Penske Automotive Group, Inc. 3,064 480,405
Perdoceo Education Corp. 7,314 234,267
*Petco Health & Wellness Co.,
Inc., Class A 17,158 46,155
Phinia , Inc. 5,198 369,942
*Planet Fitness, Inc., Class A 6,208 565,176
Polaris, Inc. 4,734 302,219
Pool Corp. 1,097 278,737
PulteGroup, Inc. 21,183 2,649,781
*Pursuit Attractions and
Hospitality, Inc. 1,997 69,356
PVH Corp. 5,859 365,367
#*QuantumScape Corp., Class A 5,482 48,516
Ralph Lauren Corp., Class A 3,058 1,080,728
*Rave Restaurant Group, Inc. 10 33
*Red Robin Gourmet Burgers,
Inc. 1,393 5,196
*Revolve Group, Inc., Class A 4,268 118,010
*RH 1,100 218,713
#*Rivian Automotive, Inc., Class A 96,332 1,420,897
Rocky Brands, Inc. 762 24,529
Ross Stores, Inc. 21,135 3,987,118
Royal Caribbean Cruises, Ltd. 16,735 5,433,018
#*Rush Street Interactive, Inc. 2,832 50,041
*Sabre Corp. 9,456 12,293
*Sally Beauty Holdings, Inc. 23,842 362,875
#*Savers Value Village, Inc. 8,404 87,065
Service Corp. International 11,474 922,854
*Shake Shack, Inc., Class A 1,717 152,075
* SharkNinja , Inc. 11,563 1,366,747
Shoe Carnival, Inc. 1,939 36,957
Signet Jewelers, Ltd. 7,263 670,157
#*Sleep Number Corp. 1,140 13,270
#*Solid Power, Inc. 27,242 122,044
Somnigroup International, Inc. 18,085 1,588,767
Sonic Automotive, Inc., Class A 2,012 120,640
*Sonos, Inc. 10,513 150,862
*Sportsman's Warehouse
Holdings, Inc. 4,030 5,521
Standard Motor Products, Inc. 2,152 85,929
Starbucks Corp. 22,393 2,059,036
Steven Madden, Ltd. 2,537 111,324
*Stitch Fix, Inc., Class A 11,157 53,554
*Stoneridge, Inc. 3,300 21,714
Strategic Education, Inc. 2,529 215,016
* Strattec Security Corp. 242 19,147
*Stride, Inc. 2,154 182,228
Sturm Ruger & Co., Inc. 1,419 52,063
#Superior Group of Cos., Inc. 4 40
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Sypris Solutions, Inc. 2,984 $ 10,444
Tandy Leather Factory, Inc. 1,058 3,015
Tapestry, Inc. 10,646 1,351,084
*Target Hospitality Corp. 1,400 9,646
*Taylor Morrison Home Corp.,
Class A 8,889 541,785
*Tesla, Inc. 41,025 17,657,570
Texas Roadhouse, Inc., Class A 5,034 905,415
#Thor Industries, Inc. 4,091 457,660
TJX Cos., Inc. (The) 39,095 5,856,822
Toll Brothers, Inc. 6,400 924,736
* TopBuild Corp. 2,134 998,819
Tractor Supply Co. 22,887 1,164,491
Travel + Leisure Co. 4,909 341,372
*Tri Pointe Homes, Inc. 10,613 353,944
* Ulta Beauty, Inc. 3,703 2,397,174
#*Under Armour , Inc., Class A 21,876 134,975
#*Under Armour , Inc., Class C 11,225 68,136
*Unifi, Inc. 420 1,621
#*United Parks & Resorts, Inc. 4,086 153,838
*Universal Technical Institute, Inc. 7,351 204,578
*Urban Outfitters, Inc. 10,666 755,686
#Vail Resorts, Inc. 4,801 638,869
*Valvoline, Inc. 9,076 296,967
VF Corp. 24,365 477,310
*Victoria's Secret & Co. 9,255 504,490
*Vince Holding Corp. 256 691
Visteon Corp. 3,691 335,364
#*Warby Parker, Inc., Class A 5,409 137,984
#*Wayfair, Inc., Class A 7,254 750,716
#Wendy's Co. (The) 2,381 18,548
Weyco Group, Inc. 4 126
#Whirlpool Corp. 2,910 232,771
Williams-Sonoma, Inc. 10,058 2,058,370
#Wingstop, Inc. 1,876 497,947
Winmark Corp. 354 159,544
Winnebago Industries, Inc. 1,518 69,691
Wolverine World Wide, Inc. 14,803 262,309
Wyndham Hotels & Resorts, Inc. 6,067 441,617
Wynn Resorts, Ltd. 5,297 569,163
*XPEL, Inc. 1,819 93,697
*YETI Holdings, Inc. 10,266 469,259
Yum! Brands, Inc. 7,329 1,139,659
* Yunhong Green CTI, Ltd. 1,246 4,859
*Zumiez, Inc. 1,435 35,315
TOTAL CONSUMER
DISCRETIONARY 267,111,751
CONSUMER STAPLES — (5.0%)
#Albertsons Cos., Inc., Class A 73,998 1,232,067
Alico , Inc. 604 24,951
Altria Group, Inc. 31,036 1,923,922
Andersons, Inc. (The) 3,602 223,288
Archer-Daniels-Midland Co. 28,993 1,951,519
#B&G Foods, Inc. 3,141 13,726
*BJ's Wholesale Club Holdings,
Inc. 14,562 1,346,111
*Boston Beer Co., Inc. (The),
Class A 719 153,593

28
Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
#*Bridgford Foods Corp. 1,436 $ 10,856
Brown-Forman Corp., Class A 598 16,642
#Brown-Forman Corp., Class B 1,315 35,992
Bunge Global SA 10,881 1,239,128
Calavo Growers, Inc. 1,146 29,154
#Cal-Maine Foods, Inc. 7,000 584,710
Campbell's Co. (The) 10,287 287,830
#Casey's General Stores, Inc. 2,933 1,778,865
*Celsius Holdings, Inc. 506 26,555
*Central Garden & Pet Co. 804 27,199
*Central Garden & Pet Co., Class
A 5,435 166,691
*Chefs' Warehouse, Inc. (The) 4,365 274,559
Church & Dwight Co., Inc. 21,785 2,096,806
Clorox Co. (The) 4,919 554,814
Coca-Cola Co. (The) 134,878 10,090,223
Coca-Cola Consolidated, Inc. 6,456 981,699
*Coffee Holding Co., Inc. 1,380 4,402
Colgate-Palmolive Co. 26,595 2,401,263
Conagra Brands, Inc. 5,866 108,580
Constellation Brands, Inc., Class
A 6,936 1,086,871
Costco Wholesale Corp. 12,875 12,105,719
*Darling Ingredients, Inc. 12,461 568,969
Dole PLC 9,405 149,822
Dollar General Corp. 18,229 2,614,585
*Dollar Tree, Inc. 19,452 2,287,361
#*elf Beauty, Inc. 546 46,405
Energizer Holdings, Inc. 4,428 96,663
Estee Lauder Cos., Inc. (The),
Class A 1,882 216,957
*Farmer Bros Co. 8 13
* FitLife Brands, Inc. 630 10,017
Fresh Del Monte Produce, Inc. 4,343 172,243
General Mills, Inc. 42,036 1,944,585
*Grocery Outlet Holding Corp. 8,772 83,597
*Herbalife, Ltd. 8,824 152,126
#Hershey Co. (The) 8,748 1,703,673
*HF Foods Group, Inc. 3,403 6,500
*Honest Co., Inc. (The) 6,852 16,924
Hormel Foods Corp. 35,854 882,367
Ingles Markets, Inc., Class A 1,544 115,584
Ingredion, Inc. 5,614 663,013
Interparfums , Inc. 2,127 207,531
J&J Snack Foods Corp. 753 71,535
J.M. Smucker Co. (The) 10,868 1,139,618
John B. Sanfilippo & Son, Inc. 686 55,497
Kenvue , Inc. 20,849 362,773
Keurig Dr Pepper, Inc. 70,742 1,941,160
#Kimberly-Clark Corp. 16,013 1,601,140
#Kraft Heinz Co. (The) 46,730 1,109,370
Kroger Co. (The) 58,702 3,689,421
*Laird Superfood, Inc. 764 2,376
Lamb Weston Holdings, Inc. 12,569 577,294
#Lifevantage Corp. 1,185 6,281
*Lifeway Foods, Inc. 1,098 24,189
Limoneira Co. 1,304 18,778
*Mama's Creations, Inc. 2,100 31,710
Shares Value
CONSUMER STAPLES — (Continued)
* Mannatech , Inc. 1,200 $ 9,084
* Maplebear , Inc. 23,371 868,466
Marzetti Co. (The) 1,768 303,336
McCormick & Co., Inc. 31 1,912
McCormick & Co., Inc. 20,539 1,269,926
*Mission Produce, Inc. 6,224 83,775
#Molson Coors Beverage Co.,
Class B 15,843 761,098
Mondelez International, Inc.,
Class A 50,057 2,926,833
*Monster Beverage Corp. 39,463 3,187,032
*National Beverage Corp. 4,639 158,097
#Natural Grocers by Vitamin
Cottage, Inc. 952 26,009
Natural Health Trends Corp. 998 3,802
*Nature's Sunshine Products, Inc. 1,014 25,573
Nu Skin Enterprises, Inc., Class A 1,145 12,148
Oil- Dri Corp. of America 747 45,231
PepsiCo, Inc. 56,043 8,609,886
*Performance Food Group Co. 9,887 943,714
Philip Morris International, Inc. 50,072 8,984,920
Pilgrim's Pride Corp. 13,315 577,472
#*Post Holdings, Inc. 6,804 696,117
PriceSmart , Inc. 2,489 353,961
Procter & Gamble Co. (The) 88,510 13,433,163
Reynolds Consumer Products,
Inc. 13,019 301,650
Seaboard Corp. 77 391,336
*Seneca Foods Corp., Class A 516 61,574
*Simply Good Foods Co. (The) 3,479 65,301
*Sprouts Farmers Market, Inc. 3,415 242,158
Sysco Corp. 24,797 2,079,228
Target Corp. 16,934 1,786,029
#Tootsie Roll Industries, Inc. 2,853 108,072
Turning Point Brands, Inc. 2,153 260,836
Tyson Foods, Inc., Class A 27,170 1,775,016
*United Natural Foods, Inc. 10,278 382,650
Universal Corp. 3,050 172,599
*US Foods Holding Corp. 19,669 1,644,722
Utz Brands, Inc. 5,703 60,110
Village Super Market, Inc., Class
A 804 28,671
*Vita Coco Co., Inc. (The) 4,614 246,157
#*Vital Farms, Inc. 3,731 106,147
Walmart, Inc. 125,876 14,996,867
WD-40 Co. 774 178,972
Weis Markets, Inc. 2,809 199,860
* Zevia PBC, Class A 5,842 10,808
TOTAL CONSUMER STAPLES 131,728,130
ENERGY — (4.7%)
*Amplify Energy Corp. 5,500 27,610
Antero Midstream Corp. 30,949 582,460
*Antero Resources Corp. 34,582 1,257,747
#APA Corp. 39,824 1,051,752
Archrock , Inc. 15,531 459,562
Ardmore Shipping Corp. 3,092 39,949
Baker Hughes Co., Class A 47,199 2,645,032
*Bristow Group, Inc. 2,332 102,515

29
Dimensional US Core Equity 1 ETF
continued
Shares Value
ENERGY — (Continued)
Cactus, Inc., Class A 3,394 $ 190,845
California Resources Corp. 8,824 472,084
#*Centrus Energy Corp., Class A 1,137 316,404
Cheniere Energy, Inc. 15,381 3,253,389
Chevron Corp. 79,905 14,135,195
Chord Energy Corp. 2,666 267,240
*Clean Energy Fuels Corp. 19,900 43,780
*CNX Resources Corp. 14,374 557,711
#*Comstock Resources, Inc. 19,404 472,487
*Comstock, Inc. 9,200 27,140
ConocoPhillips 74,764 7,792,652
#Core Laboratories, Inc. 1,986 38,806
Core Natural Resources, Inc. 1,668 159,094
Coterra Energy, Inc. 63,753 1,839,274
Crescent Energy Co., Class A 28,209 275,602
*CVR Energy, Inc. 13,688 311,265
Delek US Holdings, Inc. 1,180 34,822
Devon Energy Corp. 69,302 2,786,633
DHT Holdings, Inc. 20,804 298,121
Diamondback Energy, Inc. 12,080 1,980,516
*DMC Global, Inc. 3,500 30,100
Dorian LPG, Ltd. 3,659 108,050
DT Midstream, Inc. 8,713 1,098,012
Energy Services of America Corp. 10 90
EOG Resources, Inc. 39,960 4,480,715
Epsilon Energy, Ltd. 8 40
EQT Corp. 19,660 1,134,972
Excelerate Energy, Inc., Class A 1,966 73,430
Expand Energy Corp. 12,425 1,396,694
* Expro Group Holdings NV 7,504 120,139
Exxon Mobil Corp. 183,724 25,978,574
*Forum Energy Technologies, Inc. 688 31,125
#*Geospace Technologies Corp. 1,100 17,006
Granite Ridge Resources, Inc. 9,880 49,598
*Gulfport Energy Corp. 1,841 375,877
Halliburton Co. 31,955 1,071,132
Helmerich & Payne, Inc. 8,707 294,993
HF Sinclair Corp. 16,309 847,905
* Innovex International, Inc. 3,193 79,346
International Seaways, Inc. 7,012 418,266
Kinder Morgan, Inc. 120,290 3,667,642
#Kinetik Holdings, Inc., Class A 2,537 103,789
Kodiak Gas Services, Inc. 14,088 591,837
Liberty Energy, Inc., Class A 11,919 293,803
Magnolia Oil & Gas Corp., Class
A 31,367 800,172
Marathon Petroleum Corp. 19,787 3,486,272
Matador Resources Co. 10,414 471,129
Mexco Energy Corp. 682 7,168
*MIND Technology, Inc. 1,069 9,354
Murphy Oil Corp. 14,423 433,988
*Nabors Industries, Ltd. 247 16,509
NACCO Industries, Inc., Class A 411 20,234
*National Energy Services
Reunited Corp. 3,216 63,291
Natural Gas Services Group, Inc. 1,290 44,686
*NCS Multistage Holdings, Inc. 669 26,680
Noble Corp. PLC 10,722 381,918
Shares Value
ENERGY — (Continued)
Nordic American Tankers, Ltd. 17,534 $ 72,941
#Northern Oil & Gas, Inc. 6,327 158,175
NOV, Inc. 24,591 451,245
#Occidental Petroleum Corp. 57,057 2,589,817
*Oceaneering International, Inc. 11,251 338,655
*Oil States International, Inc. 4,822 40,842
ONEOK, Inc. 27,104 2,146,366
Ovintiv , Inc. 29,525 1,283,452
*Par Pacific Holdings, Inc. 3,218 121,447
Patterson-UTI Energy, Inc. 27,748 208,942
PBF Energy, Inc., Class A 10,398 347,917
Peabody Energy Corp. 11,998 423,050
Permian Resources Corp., Class
A 84,423 1,361,743
Phillips 66 19,207 2,757,357
* PrimeEnergy Resources Corp. 143 26,182
* ProPetro Holding Corp. 4,036 46,374
Range Resources Corp. 24,459 925,773
Ranger Energy Services, Inc.,
Class A 1,964 30,285
*REX American Resources Corp. 3,104 104,946
Riley Exploration Permian, Inc. 1,345 37,727
RPC, Inc. 16,743 111,341
SandRidge Energy, Inc. 3,785 59,992
Scorpio Tankers, Inc. 6,220 395,716
*SEACOR Marine Holdings, Inc. 3,900 26,052
*Seadrill, Ltd. 9,790 376,719
Select Water Solutions, Inc.,
Class A 8,410 101,677
SFL Corp., Ltd., Class B 9,108 80,697
SLB, Ltd. 87,305 4,223,816
SM Energy Co. 6,959 135,483
Smart Sand, Inc. 4,788 22,264
Solaris Energy Infrastructure, Inc.,
Class A 2,159 119,155
*Stabilis Solutions, Inc. 4 22
*Talos Energy, Inc. 20,342 242,477
Targa Resources Corp. 11,296 2,270,270
TechnipFMC PLC 42,430 2,364,200
Teekay Corp., Ltd. 8,606 88,039
Teekay Tankers, Ltd., Class A 4,925 317,761
*TETRA Technologies, Inc. 14,608 166,531
#Texas Pacific Land Corp. 3,255 1,133,912
*Tidewater, Inc. 7,443 465,113
*Transocean, Ltd. 72,159 358,630
*Uranium Energy Corp. 24,546 423,173
VAALCO Energy, Inc. 15,191 78,082
* Valaris , Ltd. 5,724 330,447
Valero Energy Corp. 14,302 2,594,812
Viper Energy, Inc., Class A 2,438 103,225
#Vitesse Energy, Inc. 2,197 46,049
Weatherford International PLC 7,867 740,127
Williams Cos., Inc. (The) 48,932 3,291,166
World Kinect Corp. 8,621 231,991
TOTAL ENERGY 123,816,398
FINANCIALS — (15.1%)
1st Source Corp. 2,842 191,352
*Acacia Research Corp. 2,782 11,072

30
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Acadian Asset Management, Inc. 1,756 $ 97,318
ACNB Corp. 788 39,810
Affiliated Managers Group, Inc. 3,888 1,217,294
Affinity Bancshares, Inc. 700 14,119
*Affirm Holdings, Inc., Class A 16,798 1,012,919
Aflac, Inc. 31,780 3,525,991
Alerus Financial Corp. 980 24,128
Allstate Corp. (The) 14,765 2,938,087
Ally Financial, Inc. 17,142 724,764
* AlTi Global, Inc. 6,396 29,997
Amalgamated Financial Corp. 2,664 103,470
Amerant Bancorp, Inc., Class A 3,169 68,767
American Coastal Insurance
Corp. 4,727 52,233
American Express Co. 19,520 6,874,358
American Financial Group, Inc. 6,892 897,821
American International Group,
Inc. 25,792 1,931,305
Ameriprise Financial, Inc. 6,904 3,639,720
Ameris Bancorp 5,149 415,112
AMERISAFE, Inc. 1,383 52,015
AmeriServ Financial, Inc. 3,510 11,583
Ames National Corp. 4 104
Aon PLC, Class A 10,644 3,721,568
Apollo Global Management, Inc. 10,381 1,396,660
*Arch Capital Group, Ltd. 16,072 1,543,555
#Ares Management Corp., Class
A 4,265 638,343
Arrow Financial Corp. 1,548 52,338
Arthur J. Gallagher & Co. 9,034 2,252,809
#Artisan Partners Asset
Management, Inc., Class A 4,898 218,059
Associated Banc-Corp. 24,828 676,811
Assurant, Inc. 6,058 1,442,592
Assured Guaranty, Ltd. 4,431 375,970
Atlantic Union Bankshares Corp. 10,079 391,468
*Atlanticus Holdings Corp. 1,646 84,983
Auburn National Bancorp, Inc. 421 10,466
Axis Capital Holdings, Ltd. 10,447 1,077,921
* Axos Financial, Inc. 5,259 520,588
#*Baldwin Insurance Group, Inc.
(The), Class A 1,368 29,987
Banc of California, Inc. 24,839 496,283
#BancFirst Corp. 2,421 266,189
*Bancorp, Inc. (The) 4,811 285,966
Bank First Corp. 1,207 168,425
Bank of America Corp. 204,854 10,898,233
Bank of Hawaii Corp. 6,753 504,989
Bank of Marin Bancorp 1,366 36,677
Bank of New York Mellon Corp.
(The) 36,561 4,384,395
Bank of NT Butterfield & Son, Ltd.
(The) 3,492 180,886
Bank of the James Financial
Group, Inc. 508 9,601
Bank OZK 8,073 383,952
Bank7 Corp. 251 11,154
BankUnited, Inc. 10,131 480,919
Bankwell Financial Group, Inc. 573 27,613
Shares Value
FINANCIALS — (Continued)
Banner Corp. 3,875 $ 239,630
Bar Harbor Bankshares 966 32,757
BayCom Corp. 577 16,837
BCB Bancorp, Inc. 758 5,981
Beacon Financial Corp. 9,029 255,972
*Berkshire Hathaway, Inc., Class
B 53,369 25,645,406
BGC Group, Inc., Class A 21,087 192,103
Blackrock, Inc. 3,053 3,416,124
Blackstone, Inc. 14,343 2,042,730
*Block, Inc., Class A 19,807 1,196,937
*Blue Foundry Bancorp 1,708 22,460
Blue Ridge Bankshares , Inc. 4,638 19,712
#BOK Financial Corp. 4,636 602,402
*Bowhead Specialty Holdings,
Inc. 385 9,456
#*BRC Group Holdings, Inc. 540 4,514
Bread Financial Holdings, Inc. 6,124 444,235
*Bridgewater Bancshares, Inc. 733 14,081
* Brighthouse Financial, Inc. 9,967 638,486
*Broadway Financial Corp. 750 6,135
Brown & Brown, Inc. 9,515 686,032
Burke & Herbert Financial
Services Corp. 536 35,097
Business First Bancshares, Inc. 2,309 65,045
*BV Financial, Inc. 710 13,575
Byline Bancorp, Inc. 4,513 144,100
C&F Financial Corp. 244 18,373
Cadence Bank 17,256 726,650
California Bancorp 1,093 19,663
Camden National Corp. 1,370 65,171
*Cantaloupe, Inc. 4,553 48,899
Capital Bancorp, Inc. 776 23,839
Capital City Bank Group, Inc. 1,280 53,453
Capital One Financial Corp. 13,071 2,861,634
Capitol Federal Financial, Inc. 12,477 90,833
Carlyle Group, Inc. (The) 26,906 1,581,535
*Carter Bankshares , Inc. 1,557 33,335
Cass Information Systems, Inc. 1,301 58,493
Cathay General Bancorp 6,356 325,300
CB Financial Services, Inc. 8 287
Cboe Global Markets, Inc. 7,788 2,064,287
Central Pacific Financial Corp. 2,301 74,944
CF Bankshares , Inc. 548 15,952
Charles Schwab Corp. (The) 47,018 4,886,111
Chemung Financial Corp. 485 29,473
ChoiceOne Financial Services,
Inc. 1,167 33,481
Chubb, Ltd. 7,217 2,234,095
Cincinnati Financial Corp. 9,405 1,513,170
Citigroup, Inc. 43,782 5,066,015
Citizens & Northern Corp. 508 11,562
Citizens Community Bancorp, Inc. 4 73
Citizens Financial Group, Inc. 42,480 2,675,390
Citizens Financial Services, Inc. 278 17,584
City Holding Co. 1,359 167,279
Civista Bancshares, Inc. 1,431 34,530
CME Group, Inc., Class A 5,444 1,573,643

31
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
CNB Financial Corp. 1,384 $ 38,337
CNO Financial Group, Inc. 6,921 291,028
#*Coastal Financial Corp. 1,039 99,515
Cohen & Co., Inc. 615 11,494
Cohen & Steers, Inc. 2,874 184,683
*Coinbase Global, Inc., Class A 10,669 2,077,681
Colony Bankcorp , Inc. 1,318 25,648
Columbia Banking System, Inc. 25,351 746,333
*Columbia Financial, Inc. 7,424 120,788
#Comerica, Inc. 15,981 1,417,035
Commerce Bancshares, Inc. 10,239 538,981
Community Financial System, Inc. 4,676 292,250
Community Trust Bancorp, Inc. 1,366 84,282
Community West Bancshares 1,508 36,147
ConnectOne Bancorp, Inc. 4,696 125,008
*Consumer Portfolio Services,
Inc. 8 69
Corebridge Financial, Inc. 66,662 2,055,189
* Corpay , Inc. 7,075 2,226,007
Crawford & Co., Class A 8 87
Crawford & Co., Class B 8 82
#*Credit Acceptance Corp. 935 465,854
Cullen/Frost Bankers, Inc. 5,223 719,834
*Customers Bancorp, Inc. 5,897 465,981
CVB Financial Corp. 18,466 363,965
*Dave, Inc. 1,344 219,999
Diamond Hill Investment Group,
Inc. 292 50,034
DigitalBridge Group, Inc. 3,625 55,789
Dime Community Bancshares,
Inc. 4,142 140,911
Donegal Group, Inc., Class A 2,346 43,800
*Donnelley Financial Solutions,
Inc. 1,987 102,827
Eagle Bancorp Montana, Inc. 4 87
Eagle Bancorp, Inc. 2,589 69,282
Eagle Financial Services, Inc. 431 16,512
East West Bancorp, Inc. 10,697 1,224,165
Eastern Bankshares , Inc. 20,603 422,052
*eHealth, Inc. 5,526 15,639
Employers Holdings, Inc. 2,739 119,475
Enact Holdings, Inc. 5,143 204,537
*Encore Capital Group, Inc. 2,483 137,062
*Enova International, Inc. 2,230 368,329
Enterprise Financial Services
Corp. 3,924 225,041
Equitable Holdings, Inc. 24,719 1,146,962
Equity Bancshares, Inc., Class A 1,250 57,650
#Erie Indemnity Co., Class A 2,711 767,240
Esquire Financial Holdings, Inc. 425 45,318
Essent Group, Ltd. 8,753 550,739
* Euronet Worldwide, Inc. 4,510 326,795
Evercore, Inc., Class A 2,327 822,059
Everest Group, Ltd. 2,994 991,852
EVERTEC, Inc. 5,347 160,463
#*EZCORP, Inc., Class A 7,615 163,342
F&G Annuities & Life, Inc. 2,072 61,103
FactSet Research Systems, Inc. 1,820 462,935
Shares Value
FINANCIALS — (Continued)
Farmers & Merchants Bancorp,
Inc. 4 $ 107
Farmers National Banc Corp. 2,211 28,699
*FB Bancorp, Inc. 1,159 15,021
FB Financial Corp. 4,804 276,374
Federal Agricultural Mortgage
Corp., Class C 1,289 218,228
Federated Hermes, Inc., Class B 7,636 406,846
Fidelis Insurance Holdings, Ltd. 11,240 214,010
Fidelity National Financial, Inc. 19,507 1,060,986
Fidelity National Information
Services, Inc. 18,435 1,018,534
*Fifth District Bancorp, Inc. 765 11,521
#Fifth Third Bancorp 24,358 1,223,259
*Finance Of America Cos, Inc.,
Class A 970 22,591
Financial Institutions, Inc. 1,238 40,780
Finward Bancorp 528 19,349
* Finwise Bancorp 777 13,605
First American Financial Corp. 9,744 615,626
First Bancorp 5,092 294,980
First Bancorp 12,441 275,195
First Bancorp, Inc. (The) 4 109
First Bank 1,332 22,218
First Busey Corp. 7,226 178,121
First Business Financial Services,
Inc. 629 36,054
First Capital, Inc. 25 1,473
First Citizens BancShares , Inc.,
Class A 816 1,688,769
First Commonwealth Financial
Corp. 12,060 217,442
First Community Bankshares , Inc. 1,572 56,623
First Community Corp. 4 117
First Financial Bancorp 13,392 384,886
First Financial Bankshares , Inc. 9,496 302,163
First Financial Corp. 1,016 66,203
*First Foundation, Inc. 6,022 37,818
First Hawaiian, Inc. 11,018 292,528
First Horizon Corp. 59,813 1,464,820
First Internet Bancorp 4 87
First Interstate BancSystem , Inc.,
Class A 13,272 470,758
First Merchants Corp. 6,496 258,281
First Mid Bancshares, Inc. 1,875 78,938
First National Corp. 613 16,153
First Northwest Bancorp 2,200 22,946
First Savings Financial Group,
Inc. 4 136
First United Corp. 543 20,813
First US Bancshares, Inc. 714 10,460
*First Western Financial, Inc. 753 18,938
FirstCash Holdings, Inc. 4,444 757,702
* Firstsun Capital Bancorp 1,496 59,062
*Fiserv, Inc. 17,565 1,119,417
Five Star Bancorp 1,447 57,330
Flagstar Bank NA 34,087 450,630
Flushing Financial Corp. 2,277 35,954
*Flywire Corp. 4,826 60,808

32
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
FNB Corp. 47,302 $ 830,150
Franklin Financial Services Corp. 443 22,597
Franklin Resources, Inc. 29,149 775,946
FS Bancorp, Inc. 326 13,685
Fulton Financial Corp. 16,844 347,829
FVCBankcorp , Inc. 807 12,218
* GBank Financial Holdings, Inc. 782 25,438
GCM Grosvenor, Inc., Class A 2,933 33,202
*Genworth Financial, Inc., Class A 60,736 506,538
German American Bancorp, Inc. 2,939 123,644
Glacier Bancorp, Inc. 9,914 502,442
Global Payments, Inc. 18,525 1,328,984
Globe Life, Inc. 10,774 1,510,730
Goldman Sachs Group, Inc. (The) 11,053 10,339,087
* Goosehead Insurance, Inc.,
Class A 921 56,955
Great Southern Bancorp, Inc. 912 55,979
*Green Dot Corp., Class A 4,097 49,901
Greene County Bancorp, Inc. 4 94
*Greenlight Capital Re, Ltd.,
Class A 2,888 40,057
*Hagerty, Inc., Class A 1,000 12,610
*Hamilton Insurance Group, Ltd.,
Class B 3,058 84,860
#Hamilton Lane, Inc., Class A 1,773 250,419
Hancock Whitney Corp. 5,878 404,406
Hanmi Financial Corp. 3,037 80,693
Hanover Bancorp, Inc. 422 9,748
Hanover Insurance Group, Inc.
(The) 2,555 444,928
Hartford Insurance Group, Inc.
(The) 18,579 2,509,280
Hawthorn Bancshares, Inc. 4 142
HBT Financial, Inc. 2,558 69,015
HCI Group, Inc. 1,799 285,447
Hennessy Advisors, Inc. 1,243 12,728
Heritage Commerce Corp. 4,458 56,750
Heritage Financial Corp. 3,656 94,361
*Heritage Insurance Holdings, Inc. 4,190 109,233
*Hippo Holdings, Inc. 1,790 53,342
Home Bancorp, Inc. 226 13,490
Home BancShares , Inc. 16,392 473,729
Home Federal Bancorp, Inc. of
Louisiana 820 14,949
HomeTrust Bancshares, Inc. 1,462 63,041
Hope Bancorp, Inc. 14,708 176,202
Horace Mann Educators Corp. 3,837 171,936
Horizon Bancorp, Inc. 3,352 59,062
Houlihan Lokey, Inc., Class A 3,479 585,585
Huntington Bancshares, Inc. 140,704 2,459,506
IF Bancorp, Inc. 706 19,147
Independent Bank Corp. 4,765 384,917
Independent Bank Corp. 2,017 70,898
Interactive Brokers Group, Inc.,
Class A 5,744 430,111
Intercontinental Exchange, Inc. 24,782 4,306,616
International Bancshares Corp. 5,821 405,374
Invesco, Ltd. 63,656 1,737,172
Investar Holding Corp. 4 114
Shares Value
FINANCIALS — (Continued)
Investors Title Co. 131 $ 33,984
Jack Henry & Associates, Inc. 6,291 1,127,410
Jackson Financial, Inc., Class A 8,983 1,068,258
James River Group Holdings, Inc. 3,818 25,619
Janus Henderson Group PLC 12,294 591,710
Jefferies Financial Group, Inc. 12,689 776,313
JPMorgan Chase & Co. 108,597 33,218,736
#*Katapult Holdings, Inc. 1,866 12,166
Kearny Financial Corp. 3,277 25,528
Kemper Corp. 5,233 206,233
*Kentucky First Federal Bancorp 905 4,082
KeyCorp 114,856 2,471,701
Kingstone Cos., Inc. 1,790 27,656
#Kinsale Capital Group, Inc. 2,197 869,748
KKR & Co., Inc. 9,100 1,039,766
Lake Shore Bancorp, Inc. 5 77
Lakeland Financial Corp. 2,994 178,442
Landmark Bancorp, Inc. 315 8,502
Lazard, Inc., Class A 8,147 437,657
LCNB Corp. 4 68
* LendingClub Corp. 19,790 334,649
*LendingTree, Inc. 1,160 65,726
Lincoln National Corp. 26,210 1,090,598
LINKBANCORP, Inc. 1,499 13,116
Live Oak Bancshares, Inc. 4,610 184,216
Loews Corp. 14,320 1,511,762
LPL Financial Holdings, Inc. 4,976 1,813,752
M&T Bank Corp. 5,272 1,168,117
Magyar Bancorp, Inc. 711 12,528
MainStreet Bancshares, Inc. 661 14,152
*Markel Group, Inc. 463 944,816
MarketAxess Holdings, Inc. 2,640 446,767
MarketWise , Inc. 481 7,961
* Marqeta , Inc., Class A 64,323 265,654
Marsh & McLennan Cos., Inc. 15,822 2,977,542
Mastercard, Inc., Class A 28,910 15,576,419
Mechanics Bancorp 1,087 16,294
Mercantile Bank Corp. 1,277 66,378
Merchants Bancorp 3,453 143,161
Mercury General Corp. 4,511 395,118
Meridian Corp. 4 76
MetLife, Inc. 58,695 4,629,862
Metrocity Bankshares , Inc. 1,887 53,157
Metropolitan Bank Holding Corp. 918 85,007
MGIC Investment Corp. 16,891 454,706
Mid Penn Bancorp, Inc. 1,577 52,025
Middlefield Banc Corp. 4 134
#Midland States Bancorp, Inc. 1,500 34,275
MidWestOne Financial Group,
Inc. 1,449 67,118
Moelis & Co., Class A 4,975 356,558
Moody's Corp. 4,727 2,437,052
Morgan Stanley 46,045 8,417,026
Morningstar, Inc. 972 196,431
MSCI, Inc., Class A 2,828 1,722,874
MVB Financial Corp. 4 113
Nasdaq, Inc. 25,985 2,517,687

33
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
National Bank Holdings Corp.,
Class A 4,435 $ 178,198
National Bankshares , Inc. 121 4,406
Navient Corp. 9,220 90,448
#NB Bancorp, Inc. 367 7,971
NBT Bancorp, Inc. 5,748 255,384
*NCR Atleos Corp. 6,394 238,496
Nelnet, Inc., Class A 1,703 224,626
*NerdWallet, Inc., Class A 2,484 29,957
*NI Holdings, Inc. 882 12,013
Nicolet Bankshares , Inc. 1,820 265,684
*NMI Holdings, Inc., Class A 6,173 239,019
Northeast Bank 695 80,085
Northeast Community Bancorp,
Inc. 440 10,384
Northern Trust Corp. 23,665 3,536,261
Northfield Bancorp, Inc. 4,114 50,684
Northrim Bancorp, Inc. 1,592 37,508
Northwest Bancshares, Inc. 16,040 206,595
#Norwood Financial Corp. 1,066 32,438
Oak Valley Bancorp 408 13,036
OceanFirst Financial Corp. 6,114 114,638
*Octave Specialty Group, Inc. 3,700 20,979
OFG Bancorp 3,845 154,954
Ohio Valley Banc Corp. 201 8,271
Old National Bancorp 49,849 1,217,811
Old Republic International Corp. 21,606 846,307
Old Second Bancorp, Inc. 3,753 74,460
OneMain Holdings, Inc., Class A 12,571 823,903
* Onity Group, Inc. 534 24,147
OP Bancorp 1,041 14,553
*Oportun Financial Corp. 2,054 11,133
Oppenheimer Holdings, Inc.,
Class A 890 74,787
OppFi , Inc. 2,424 23,076
* OptimumBank Holdings, Inc. 2,536 11,945
Orange County Bancorp, Inc. 492 15,163
Origin Bancorp, Inc. 3,502 149,991
Orrstown Financial Services, Inc. 1,351 48,663
*Oscar Health, Inc., Class A 20,058 287,832
*Palomar Holdings, Inc. 1,910 236,057
Park National Corp. 1,151 187,544
Parke Bancorp, Inc. 630 17,205
Pathfinder Bancorp, Inc. 717 9,809
Pathward Financial, Inc. 2,460 222,113
* Paymentus Holdings, Inc., Class
A 1,477 39,480
* Payoneer Global, Inc. 25,673 164,050
PayPal Holdings, Inc. 52,181 2,749,417
#*Paysafe, Ltd. 1,891 12,972
* Paysign , Inc. 20 83
PCB Bancorp 4 90
Peapack-Gladstone Financial
Corp. 1,608 51,006
PennyMac Financial Services,
Inc. 4,344 434,052
Peoples Bancorp of North
Carolina, Inc. 700 25,641
Peoples Bancorp, Inc. 3,827 124,454
Shares Value
FINANCIALS — (Continued)
Peoples Financial Services Corp. 521 $ 27,144
Perella Weinberg Partners, Class
A 4,348 97,004
Pinnacle Financial Partners, Inc. 18,153 1,726,169
*Pioneer Bancorp, Inc. 958 13,556
#Piper Sandler Cos. 1,077 373,019
PJT Partners, Inc., Class A 804 139,116
Plumas Bancorp 4 200
PNC Financial Services Group,
Inc. (The) 15,940 3,559,402
*Ponce Financial Group, Inc. 1,066 17,887
Popular, Inc. 5,204 694,890
*PRA Group, Inc. 2,900 37,091
Preferred Bank/Los Angeles CA 1,146 98,292
Primerica, Inc. 3,255 856,195
Primis Financial Corp. 8 108
Princeton Bancorp, Inc. 389 14,093
Principal Financial Group, Inc. 20,413 1,933,519
*Priority Technology Holdings,
Inc. 2,817 16,648
* ProAssurance Corp. 4,090 99,060
PROG Holdings, Inc. 3,448 111,853
Progressive Corp. (The) 19,843 4,127,344
Prosperity Bancshares, Inc. 7,526 519,369
Provident Financial Holdings, Inc. 4 65
Provident Financial Services, Inc. 16,986 376,070
Prudential Financial, Inc. 13,113 1,456,985
QCR Holdings, Inc. 1,826 164,815
Radian Group, Inc. 9,056 297,942
Raymond James Financial, Inc. 7,362 1,221,061
RBB Bancorp 1,404 29,119
Red River Bancshares, Inc. 318 26,413
Regional Management Corp. 738 27,343
Regions Financial Corp. 92,834 2,645,769
Reinsurance Group of America,
Inc. 3,450 699,488
* Remitly Global, Inc. 6,057 80,074
RenaissanceRe Holdings, Ltd. 3,602 1,014,683
Renasant Corp. 6,556 247,227
Republic Bancorp, Inc., Class A 1,238 89,891
*Rhinebeck Bancorp, Inc. 1,264 14,713
Richmond Mutual Bancorp, Inc. 4 56
Riverview Bancorp, Inc. 1,900 9,823
#RLI Corp. 6,505 380,087
*Robinhood Markets, Inc., Class
A 26,178 2,604,187
Rocket Cos., Inc., Class A 1,845 33,081
*Root, Inc., Class A 1,165 72,381
S&P Global, Inc. 7,772 4,101,984
S&T Bancorp, Inc. 4,589 195,675
Safety Insurance Group, Inc. 1,622 127,651
SB Financial Group, Inc. 4 91
Seacoast Banking Corp. of
Florida 4,850 162,184
*Security National Financial
Corp., Class A 4 35
SEI Investments Co. 9,428 828,250
Selective Insurance Group, Inc. 5,750 483,460
* Selectquote , Inc. 9,300 13,206

34
Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
ServisFirst Bancshares, Inc. 4,026 $ 329,528
#*Sezzle, Inc. 345 21,818
#*Shift4 Payments, Inc., Class A 1,220 72,029
Shore Bancshares, Inc. 2,284 43,327
#*Siebert Financial Corp. 2,434 7,229
Sierra Bancorp 1,104 39,093
Silvercrest Asset Management
Group, Inc., Class A 4 59
Simmons First National Corp.,
Class A 21,190 430,793
* SiriusPoint , Ltd. 13,619 277,964
*Skyward Specialty Insurance
Group, Inc. 4,856 216,675
SLM Corp. 21,852 593,282
SmartFinancial , Inc. 901 35,968
*SoFi Technologies, Inc. 44,632 1,018,056
Sound Financial Bancorp, Inc. 7 307
South Plains Financial, Inc. 1,013 42,202
*Southern First Bancshares, Inc. 597 32,799
Southern Missouri Bancorp, Inc. 843 52,747
Southside Bancshares, Inc. 2,897 93,254
SOUTHSTATE BANK Corp. 14,546 1,488,492
#SR Bancorp, Inc. 991 16,490
State Street Corp. 9,366 1,225,635
Stellar Bancorp, Inc. 6,072 225,514
*Sterling Bancorp, Inc. 2,273 –
Stewart Information Services
Corp. 2,761 186,174
Stifel Financial Corp. 8,938 1,102,055
Stock Yards Bancorp, Inc. 3,254 220,263
* StoneX Group, Inc. 4,296 482,269
*Summit State Bank 1,074 14,692
SWK Holdings Corp. 4 70
Synchrony Financial 26,682 1,937,914
T. Rowe Price Group, Inc. 17,398 1,838,621
*Texas Capital Bancshares, Inc. 5,542 560,684
TFS Financial Corp. 9,743 137,133
*Third Coast Bancshares, Inc. 949 38,491
Timberland Bancorp, Inc. 4 156
Tiptree, Inc. 2,848 50,922
*Toast, Inc., Class A 16,252 505,600
Tompkins Financial Corp. 1,093 87,571
Towne Bank 7,511 262,885
TPG, Inc., Class A 4,244 250,014
Tradeweb Markets, Inc., Class A 5,825 600,383
Travelers Cos., Inc. (The) 22,251 6,330,632
TriCo Bancshares 3,769 187,772
*Triumph Financial, Inc. 2,221 140,123
Truist Financial Corp. 64,351 3,308,928
#*Trupanion, Inc. 2,909 93,059
TrustCo Bank Corp. 1,502 65,187
Trustmark Corp. 6,433 273,531
UMB Financial Corp. 5,703 725,079
Union Bankshares , Inc. 557 13,864
United Bancorp, Inc. 807 11,217
United Bankshares , Inc. 12,724 538,607
United Community Banks, Inc. 11,854 408,133
United Fire Group, Inc. 2,012 72,311
Shares Value
FINANCIALS — (Continued)
United Security Bancshares 1,493 $ 16,035
Unity Bancorp, Inc. 637 34,373
Universal Insurance Holdings, Inc. 2,054 62,544
Univest Financial Corp. 2,614 86,628
Unum Group 11,579 879,657
#*Upstart Holdings, Inc. 1,194 46,865
US Bancorp 78,043 4,378,993
US Global Investors, Inc., Class A 4,100 13,612
USCB Financial Holdings, Inc. 720 13,572
Valley National Bancorp 78,191 974,260
*Velocity Financial, Inc. 1,892 38,389
Victory Capital Holdings, Inc.,
Class A 6,076 428,540
Virginia National Bankshares
Corp. 332 13,585
Virtu Financial, Inc., Class A 8,620 357,816
Virtus Investment Partners, Inc. 609 99,419
Visa, Inc., Class A 54,228 17,452,197
Voya Financial, Inc. 8,564 656,516
W. R. Berkley Corp. 17,920 1,228,954
WaFd , Inc. 12,928 421,711
Walker & Dunlop, Inc. 2,390 150,307
Washington Trust Bancorp, Inc. 1,425 48,977
Waterstone Financial, Inc. 811 14,833
Webster Financial Corp. 24,994 1,643,855
Wells Fargo & Co. 125,682 11,372,964
WesBanco , Inc. 5,554 196,001
West Bancorp, Inc. 509 12,079
Westamerica Bancorp 2,504 126,652
Western Alliance Bancorp 17,040 1,519,116
Western New England Bancorp,
Inc. 4 54
#Western Union Co. (The) 29,463 276,068
Westwood Holdings Group, Inc. 4 73
*WEX, Inc. 6,032 928,325
White Mountains Insurance
Group, Ltd. 220 449,885
Willis Towers Watson PLC 8,247 2,618,175
Wintrust Financial Corp. 5,923 873,583
#WisdomTree, Inc. 16,609 269,066
*World Acceptance Corp. 368 44,620
WSFS Financial Corp. 5,597 362,294
Zions Bancorp NA 22,105 1,324,311
TOTAL FINANCIALS 398,139,167
HEALTH CARE — (9.3%)
*10X Genomics, Inc., Class A 13,770 278,154
*4D Molecular Therapeutics, Inc. 3,158 27,980
Abbott Laboratories 47,516 5,193,499
AbbVie, Inc. 63,145 14,081,966
*ABVC BioPharma, Inc. 5,207 10,518
*ACADIA Pharmaceuticals, Inc. 15,114 379,815
Acme United Corp. 429 17,928
* AdaptHealth Corp., Class A 10,157 102,078
*Adaptive Biotechnologies Corp. 3,276 60,606
* Addus HomeCare Corp. 3,044 314,993
*ADMA Biologics, Inc. 14,520 251,196
Agilent Technologies, Inc. 13,766 1,842,579
*Agios Pharmaceuticals, Inc. 5,475 150,234

35
Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Akebia Therapeutics, Inc. 6,918 $ 9,754
*Align Technology, Inc. 3,216 524,304
* Aligos Therapeutics, Inc. 1,172 9,458
*Alkermes PLC 12,502 423,693
*Alnylam Pharmaceuticals, Inc. 3,919 1,324,857
* Altimmune , Inc. 16 90
*Alto Neuroscience, Inc. 1,813 28,065
Amgen, Inc. 19,880 6,796,574
* Amneal Pharmaceuticals, Inc. 18,099 247,594
#*Amylyx Pharmaceuticals, Inc. 4,500 64,305
* AngioDynamics , Inc. 3,292 34,105
*ANI Pharmaceuticals, Inc. 2,392 195,785
*Apellis Pharmaceuticals, Inc. 9,234 208,504
#*Arcturus Therapeutics Holdings,
Inc. 504 3,765
*Arcus Biosciences, Inc. 3,906 82,182
#*ARS Pharmaceuticals, Inc. 692 6,913
* Artivion , Inc. 3,254 132,666
#*Astrana Health, Inc. 5,090 115,747
* Atara Biotherapeutics, Inc. 437 2,272
#*Atea Pharmaceuticals, Inc. 8,300 35,192
* AtriCure , Inc. 3,502 129,329
*Aura Biosciences, Inc. 3,190 17,864
*Avanos Medical, Inc. 2,040 27,173
* Aveanna Healthcare Holdings,
Inc. 7,486 62,882
* Axogen , Inc. 1,729 60,256
* Aytu BioPharma, Inc. 2,147 5,582
* Azenta , Inc. 1,080 41,990
#*Beam Therapeutics, Inc. 12,352 341,162
Becton Dickinson & Co. 11,659 2,372,373
*Biogen, Inc. 7,819 1,406,560
* BioLife Solutions, Inc. 3,049 66,468
*BioMarin Pharmaceutical, Inc. 14,960 845,838
*Bio-Rad Laboratories, Inc., Class
A 1,699 498,996
Bio-Techne Corp. 8,801 564,056
*Bioventus, Inc., Class A 3,489 27,668
*Black Diamond Therapeutics,
Inc. 5,803 14,449
*Boston Scientific Corp. 23,705 2,217,129
* Bridgebio Pharma, Inc. 8,495 656,409
#*BrightSpring Health Services,
Inc. 13,139 515,969
Bristol-Myers Squibb Co. 114,922 6,326,456
*Brookdale Senior Living, Inc. 23,872 358,080
#Bruker Corp. 6,220 275,484
#*Butterfly Network, Inc., Class A 8,116 32,139
Cardinal Health, Inc. 9,418 2,023,740
* CareCloud , Inc. 4,266 11,561
* CareDx , Inc. 2,341 48,108
#*Caribou Biosciences, Inc. 9,000 12,690
*Cassava Sciences, Inc. 5,289 10,525
*Castle Biosciences, Inc. 3,488 137,392
*Catalyst Pharmaceuticals, Inc. 17,121 416,040
* Celldex Therapeutics, Inc. 7,186 176,776
Cencora , Inc. 8,047 2,890,643
*Centene Corp. 4,495 194,723
#*Certara, Inc. 24,361 214,133
Shares Value
HEALTH CARE — (Continued)
*CG oncology, Inc. 4,611 $ 240,003
*Champions Oncology, Inc. 1,719 12,566
*Charles River Laboratories
International, Inc. 4,223 888,857
Chemed Corp. 1,234 527,091
Cigna Group (The) 9,426 2,583,761
#*Clover Health Investments
Corp., Class A 23,911 53,561
*Codexis, Inc. 1,729 2,144
*Collegium Pharmaceutical, Inc. 4,875 223,860
*Community Health Systems, Inc. 6,184 19,851
Concentra Group Holdings
Parent, Inc. 12,909 286,322
CONMED Corp. 2,946 113,097
*Cooper Cos., Inc. (The) 13,133 1,068,764
* Corcept Therapeutics, Inc. 2,264 90,266
*CorVel Corp. 1,253 87,246
#*Crinetics Pharmaceuticals, Inc. 4,312 215,341
* CryoPort , Inc. 5,300 50,403
*Cullinan Therapeutics, Inc. 4,700 56,212
*Cumberland Pharmaceuticals,
Inc. 700 2,625
CVS Health Corp. 31,961 2,381,734
* Cytek Biosciences, Inc. 6,700 33,500
#*CytomX Therapeutics, Inc. 10,500 59,745
Danaher Corp. 15,079 3,300,642
#*DaVita, Inc. 4,555 498,044
*Day One Biopharmaceuticals,
Inc. 4,261 47,553
*Definitive Healthcare Corp.,
Class A 6,955 16,136
*Denali Therapeutics, Inc. 17,036 370,363
*Design Therapeutics, Inc. 16 163
*Dexcom, Inc. 14,555 1,063,097
#*Dianthus Therapeutics, Inc. 3,958 211,318
*Disc Medicine, Inc., Class A 1,948 150,619
*Doximity, Inc., Class A 6,285 235,499
* Dynavax Technologies Corp. 19,483 301,694
*Dyne Therapeutics, Inc. 4,045 72,365
*Edgewise Therapeutics, Inc. 6,245 175,797
*Edwards Lifesciences Corp. 22,423 1,824,335
*Elanco Animal Health, Inc. 41,927 1,009,602
* Electromed , Inc. 371 11,082
Elevance Health, Inc. 6,881 2,379,037
Eli Lilly & Co. 29,602 30,701,714
Embecta Corp. 2,209 23,437
*Emergent BioSolutions, Inc. 1,389 15,751
Encompass Health Corp. 8,687 821,182
* Enhabit , Inc. 4,621 49,121
*Enliven Therapeutics, Inc. 1,830 48,403
#*Enovis Corp. 4,572 100,767
Ensign Group, Inc. (The) 5,267 904,133
* Envista Holdings Corp. 23,763 557,718
*Exact Sciences Corp. 13,338 1,365,011
* Exagen , Inc. 1,831 6,738
* Exelixis , Inc. 23,770 983,127
#*EyePoint, Inc. 3,564 48,185
*FONAR Corp. 694 12,936
* Forian , Inc. 42 88

36
Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
* Fortrea Holdings, Inc. 5,127 $ 86,185
*Fulcrum Therapeutics, Inc. 3,000 32,190
#*Fulgent Genetics, Inc. 2,266 59,369
GE HealthCare Technologies, Inc. 25,323 1,999,757
Gilead Sciences, Inc. 44,027 6,249,633
*Ginkgo Bioworks Holdings, Inc. 584 5,238
* Glaukos Corp. 817 97,533
*Globus Medical, Inc., Class A 6,727 610,004
#*GoodRx Holdings, Inc., Class A 9,400 21,338
#*GRAIL, Inc. 5,371 525,391
*Guardant Health, Inc. 6,059 690,968
*Guardian Pharmacy Services,
Inc., Class A 375 11,325
* Haemonetics Corp. 5,454 363,564
*Halozyme Therapeutics, Inc. 10,046 720,399
*Harmony Biosciences Holdings,
Inc. 7,164 261,629
#*Harrow, Inc. 1,817 74,388
HCA Healthcare, Inc. 3,724 1,818,317
*HealthEquity, Inc. 5,655 484,464
HealthStream, Inc. 2,562 57,107
*Henry Schein, Inc. 12,931 976,032
*Hologic, Inc. 15,790 1,183,145
Humana, Inc. 2,783 543,242
*ICON PLC 1,953 352,028
*ICU Medical, Inc. 2,127 318,837
* Ideaya Biosciences, Inc. 7,535 242,552
*IDEXX Laboratories, Inc. 2,749 1,843,095
*Illumina, Inc. 9,573 1,386,266
* ImmuCell Corp. 1,920 11,558
*Immunome, Inc. 1,752 43,134
*Incyte Corp. 19,488 1,950,164
*Indivior Pharmaceuticals, Inc. 9,999 353,765
* InfuSystem Holdings, Inc. 2,494 20,600
* Innovage Holding Corp. 2,196 12,188
* Innoviva , Inc. 7,840 156,800
* Inogen , Inc. 8 47
* Insmed , Inc. 5,041 790,782
* Insulet Corp. 4,523 1,157,029
*Integer Holdings Corp. 390 33,875
*Integra LifeSciences Holdings
Corp. 2,299 25,611
#*Intellia Therapeutics, Inc. 13,854 182,180
*Intuitive Surgical, Inc. 5,244 2,644,130
*Ionis Pharmaceuticals, Inc. 3,111 257,186
*IQVIA Holdings, Inc. 11,497 2,646,035
iRadimed Corp. 503 49,234
*Jazz Pharmaceuticals PLC 6,738 1,108,334
Johnson & Johnson 93,224 21,185,154
*Joint Corp. (The) 16 156
* Keros Therapeutics, Inc. 939 16,817
*Kewaunee Scientific Corp. 402 15,895
* Kezar Life Sciences, Inc. 1,743 10,580
* Kiniksa Pharmaceuticals
International PLC, Class A 3,229 141,818
*Kodiak Sciences, Inc. 3,093 70,428
#*Krystal Biotech, Inc. 1,998 557,922
*Kura Oncology, Inc. 5,072 41,185
Shares Value
HEALTH CARE — (Continued)
* Kymera Therapeutics, Inc. 4,062 $ 295,267
Labcorp Holdings, Inc. 8,413 2,284,298
*Lantern Pharma, Inc. 4 13
* Lantheus Holdings, Inc. 689 46,108
LeMaitre Vascular, Inc. 1,429 121,422
*LENSAR, Inc. 4 51
*LENZ Therapeutics, Inc. 1 16
#*LeonaBio, Inc. 2,614 12,390
* LifeStance Health Group, Inc. 39,760 281,103
*Ligand Pharmaceuticals, Inc. 1,812 348,085
* Lisata Therapeutics, Inc. 8 37
* LivaNova PLC 6,981 458,722
*Madrigal Pharmaceuticals, Inc. 294 143,857
* MannKind Corp. 12,086 69,857
*Masimo Corp. 468 64,270
McKesson Corp. 2,794 2,322,401
* Medpace Holdings, Inc. 1,940 1,130,011
Medtronic PLC 36,063 3,713,046
Merck & Co., Inc. 107,021 11,801,206
*Merit Medical Systems, Inc. 3,617 293,303
*Mettler-Toledo International, Inc. 566 777,254
* MiMedx Group, Inc. 6,480 33,113
* Mineralys Therapeutics, Inc. 960 29,654
*Molina Healthcare, Inc. 154 27,657
*Monte Rosa Therapeutics, Inc. 2,649 54,357
* Natera , Inc. 3,306 764,149
National HealthCare Corp. 1,772 253,591
National Research Corp. 1,921 39,073
* Neogen Corp. 5,833 59,613
* NeoGenomics , Inc. 3,366 40,594
* Neurocrine Biosciences, Inc. 6,012 817,993
* Nexgel , Inc. 3,356 4,766
* NextCure , Inc. 822 8,919
* Niagen Bioscience, Inc. 1,050 6,289
* Novocure , Ltd. 3,287 40,759
#*Nutex Health, Inc. 608 90,464
* Olema Pharmaceuticals, Inc. 1,806 46,450
*Omnicell, Inc. 5,804 281,494
* OptimizeRx Corp. 1,159 12,471
*Option Care Health, Inc. 13,100 445,400
#Oramed Pharmaceuticals, Inc. 4,523 15,243
*OraSure Technologies, Inc. 7,000 19,530
*Organogenesis Holdings, Inc.,
Class A 9,772 39,088
#*ORIC Pharmaceuticals, Inc. 6,529 66,988
* Orthofix Medical, Inc. 3,200 42,336
* OrthoPediatrics Corp. 1,575 27,499
* Pacira BioSciences , Inc. 6,433 132,134
*PACS Group, Inc. 2,840 95,878
* Pediatrix Medical Group, Inc. 7,666 163,899
*Pennant Group, Inc. (The) 1,833 50,627
*Penumbra, Inc. 1,400 501,438
#Perrigo Co. PLC 12,038 171,060
#*Personalis, Inc. 6,749 63,238
Pfizer, Inc. 224,513 5,936,124
Phibro Animal Health Corp.,
Class A 2,368 95,075
*Phreesia, Inc. 3,862 51,867

37
Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Prestige Consumer Healthcare,
Inc. 4,442 $ 286,376
* Privia Health Group, Inc. 8,790 204,104
*Progyny, Inc. 9,878 235,788
*Protagonist Therapeutics, Inc. 4,121 337,098
* Protara Therapeutics, Inc. 3,815 27,010
*PTC Therapeutics, Inc. 5,666 427,953
* Pulmatrix , Inc. 1,402 3,603
*Puma Biotechnology, Inc. 3,416 22,136
*Q/C Technologies, Inc. 300 1,257
Quest Diagnostics, Inc. 10,744 2,009,450
* QuidelOrtho Corp. 6,760 183,669
* Quipt Home Medical Corp. 1,412 5,041
* RadNet , Inc. 3,957 277,386
*Rapid Micro Biosystems, Inc.,
Class A 396 1,754
Regeneron Pharmaceuticals, Inc. 1,734 1,285,674
*REGENXBIO, Inc. 4,755 53,066
*Relay Therapeutics, Inc. 17,330 132,748
* Repligen Corp. 4,415 659,469
* Replimune Group, Inc. 3,200 22,496
#ResMed, Inc. 6,573 1,697,872
*Revolution Medicines, Inc. 8,682 841,720
#Revvity, Inc. 8,365 910,112
#*Rigel Pharmaceuticals, Inc. 1,649 57,484
* Roivant Sciences, Ltd. 57,594 1,245,182
* Sagimet Biosciences, Inc., Class
A 3,445 19,533
*Schrodinger, Inc. 3,864 53,980
*Seer, Inc., Class A 5,033 9,160
Select Medical Holdings Corp. 10,816 162,781
#*Senseonics Holdings, Inc. 1,171 8,583
* Sensus Healthcare, Inc. 4 21
*SI-BONE, Inc. 2,610 43,274
SIGA Technologies, Inc. 7,297 48,890
*Sight Sciences, Inc. 10 63
* Sintx Technologies, Inc. 3,031 9,729
*Solid Biosciences, Inc. 4 26
* Solventum Corp. 960 73,891
* Sotera Health Co. 23,264 421,544
*STAAR Surgical Co. 408 7,732
STERIS PLC 4,959 1,302,233
#*Stoke Therapeutics, Inc. 4,395 133,344
#*Strata Critical Medical, Inc. 8,252 40,270
Stryker Corp. 5,080 1,877,365
#*Summit Therapeutics, Inc. 7,018 101,621
*Supernus Pharmaceuticals, Inc. 9,896 476,591
*Surgery Partners, Inc. 14,940 222,008
*Tactile Systems Technology, Inc. 1,965 56,710
* Talkspace , Inc. 12,080 48,803
#*Taysha Gene Therapies, Inc. 4,760 21,468
#*Teladoc Health, Inc. 29,971 163,342
Teleflex, Inc. 918 95,812
*Tempest Therapeutics, Inc. 3,985 10,839
#*Tempus AI, Inc., Class A 3,991 238,742
* Tenax Therapeutics, Inc. 949 11,872
*Tenet Healthcare Corp. 9,821 1,858,919
*Terns Pharmaceuticals, Inc. 6,733 232,962
Shares Value
HEALTH CARE — (Continued)
*TG Therapeutics, Inc. 67 $ 1,972
* Theravance Biopharma, Inc. 4,033 76,385
Thermo Fisher Scientific, Inc. 8,897 5,147,893
#*TransMedics Group, Inc. 1,028 137,726
* Trevi Therapeutics, Inc. 4,454 46,633
#*TruBridge, Inc. 600 11,610
#*Twist Bioscience Corp. 2,656 109,082
#*Tyra Biosciences, Inc. 548 16,889
#*UFP Technologies, Inc. 837 210,204
*United Therapeutics Corp. 4,151 1,948,853
UnitedHealth Group, Inc. 15,672 4,496,767
Universal Health Services, Inc.,
Class B 4,429 891,381
US Physical Therapy, Inc. 1,748 146,605
Utah Medical Products, Inc. 175 10,685
*Vanda Pharmaceuticals, Inc. 6,317 47,630
* Varex Imaging Corp. 4,000 55,760
*Veeva Systems, Inc., Class A 4,500 917,640
* Ventyx Biosciences, Inc. 8,719 121,630
* Veracyte , Inc. 12,449 474,058
* Vericel Corp. 2,455 88,331
*Vertex Pharmaceuticals, Inc. 3,498 1,643,710
Viatris , Inc. 72,600 950,334
*Vir Biotechnology, Inc. 13,754 102,330
*Viridian Therapeutics, Inc. 5,248 173,184
* Vistagen Therapeutics, Inc. 5,491 3,065
*Waters Corp. 4,775 1,770,188
* Waystar Holding Corp. 11,700 310,752
West Pharmaceutical Services,
Inc. 4,230 977,638
#*XOMA Royalty Corp. 519 13,318
#*Zevra Therapeutics, Inc. 3,283 29,547
Zimmer Biomet Holdings, Inc. 16,425 1,430,125
Zoetis, Inc., Class A 16,649 2,078,128
* Zymeworks , Inc. 5,213 117,449
TOTAL HEALTH CARE 244,686,828
INDUSTRIALS — (12.7%)
#*3D Systems Corp. 10,188 22,821
3M Co. 19,975 3,059,371
#A.O. Smith Corp. 10,167 747,173
#AAON, Inc. 4,046 368,429
*AAR Corp. 5,266 557,722
ABM Industries, Inc. 9,948 458,006
ACCO Brands Corp. 4,924 19,253
Acuity, Inc. 3,300 1,020,492
Advanced Drainage Systems, Inc. 5,970 907,679
Aebi Schmidt Holding AG 2,808 41,109
AECOM 10,203 983,875
#*AeroVironment, Inc. 1,131 314,859
* AerSale Corp. 1,804 13,512
AGCO Corp. 7,294 827,213
Air Lease
Corp.,
Class A 7,868 508,509
Alamo Group, Inc. 1,726 337,105
*Alaska Air Group, Inc. 11,540 586,578
Albany International Corp., Class
A 1,129 62,648
Alight, Inc., Class A 19,507 29,846
*Allegiant Travel Co. 2,610 231,324

38
Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Allegion PLC 6,697 $ 1,107,617
Allient , Inc. 1,446 88,220
Allison Transmission Holdings,
Inc. 11,400 1,239,180
*Alpha Pro Tech, Ltd. 1,930 9,727
Alta Equipment Group, Inc. 1,573 10,633
*Amentum Holdings, Inc. 9,691 346,744
*Ameresco, Inc., Class A 2,817 88,285
*American Airlines Group, Inc. 45,041 599,045
*American Superconductor Corp. 4,701 140,654
*American Woodmark Corp. 656 38,960
AMETEK, Inc. 10,419 2,333,648
*API Group Corp. 27,694 1,151,240
Apogee Enterprises, Inc. 3,428 127,282
Applied Industrial Technologies,
Inc. 3,243 844,510
ArcBest Corp. 24 2,165
Arcosa , Inc. 4,474 512,139
Argan, Inc. 740 256,861
Armstrong World Industries, Inc. 3,744 687,923
*Art's-Way Manufacturing Co.,
Inc. 4,361 11,164
Astec Industries, Inc. 2,178 106,112
* Astronics Corp. 2,888 218,766
*ATI, Inc. 11,920 1,433,976
Atkore, Inc. 1,349 93,688
Atmus Filtration Technologies,
Inc. 4,739 274,720
Automatic Data Processing, Inc. 17,100 4,220,622
#*Avis Budget Group, Inc. 2,916 335,311
*Axon Enterprise, Inc. 1,675 809,996
AZZ, Inc. 2,564 318,680
Barrett Business Services, Inc. 1,462 55,556
BGSF, Inc. 3,900 22,347
*Bloom Energy Corp., Class A 9,193 1,391,544
#*Blue Bird Corp. 4,224 212,509
*BlueLinx Holdings, Inc. 684 47,579
*Boeing Co. (The) 20,253 4,733,531
Boise Cascade Co. 2,862 231,278
Booz Allen Hamilton Holding
Corp., Class A 391 34,572
*Bowman Consulting Group, Ltd. 1,805 62,868
Brady Corp., Class A 3,297 285,092
*BrightView Holdings, Inc. 8,479 113,279
Brink's Co. (The) 2,582 328,017
Broadridge Financial Solutions,
Inc. 6,179 1,217,943
* Broadwind , Inc. 5,248 15,744
*Builders FirstSource , Inc. 9,181 1,050,306
BWX Technologies, Inc. 6,128 1,258,875
#*Byrna Technologies, Inc. 767 10,516
*CACI International, Inc., Class A 2,465 1,529,730
#*Cadeler A/S, ADR 10 239
Cadre Holdings, Inc. 2,524 100,985
Carlisle Cos., Inc. 3,474 1,184,252
Carpenter Technology Corp. 4,064 1,291,661
Carrier Global Corp. 36,932 2,200,409
#*Casella Waste Systems, Inc.,
Class A 5,289 533,554
Shares Value
INDUSTRIALS — (Continued)
Caterpillar, Inc. 19,244 $ 12,650,236
*CECO Environmental Corp. 3,278 221,036
CH Robinson Worldwide, Inc. 10,652 2,076,607
*Chart Industries, Inc. 3,805 788,929
#*Cimpress PLC 1,066 84,310
Cintas Corp. 11,335 2,169,406
Civeo Corp. 1,444 36,562
#*Clarivate PLC 28,331 75,077
*Clean Harbors, Inc. 4,021 1,045,098
CNH Industrial NV 143,922 1,548,601
Comfort Systems USA, Inc. 1,509 1,723,429
#Concentrix Corp. 8,446 315,458
*Concrete Pumping Holdings, Inc. 2,041 11,797
*Conduent, Inc. 11,296 15,701
#*Construction Partners, Inc.,
Class A 2,038 223,935
Copa Holdings SA, Class A 3,071 418,884
*Copart, Inc. 37,160 1,507,953
*Core & Main, Inc., Class A 23,384 1,247,770
* Costamare Bulkers Holdings,
Ltd. 2,331 38,531
Costamare , Inc. 11,659 195,638
Covenant Logistics Group, Inc.,
Class A 1,208 29,717
*CPI Aerostructures, Inc. 6,300 24,570
CRA International, Inc. 863 163,055
Crane Co. 3,444 629,012
CSG Systems International, Inc. 2,683 213,969
CSW Industrials, Inc. 332 89,633
CSX Corp. 157,961 5,964,607
Cummins, Inc. 7,708 4,461,545
Curtiss-Wright Corp. 2,772 1,820,345
*Custom Truck One Source, Inc. 13,547 85,617
Deere & Co. 8,540 4,509,120
Delta Air Lines, Inc. 56,886 3,748,219
Deluxe Corp. 6,536 172,550
*Distribution Solutions Group, Inc. 2,436 69,158
*DNOW, Inc. 21,367 324,565
Donaldson Co., Inc. 10,345 1,054,569
Douglas Dynamics, Inc. 2,398 90,357
Dover Corp. 10,854 2,186,972
*Ducommun, Inc. 1,358 153,929
*DXP Enterprises, Inc. 1,285 167,114
* Dycom Industries, Inc. 2,335 850,851
Eastern Co. (The) 909 16,998
Eaton Corp. PLC 7,023 2,468,023
EMCOR Group, Inc. 3,708 2,672,467
Emerson Electric Co. 21,911 3,220,041
*Energy Focus, Inc. 3,205 7,019
*Energy Recovery, Inc. 2,897 42,267
Enerpac Tool Group Corp., Class
A 4,208 169,835
EnerSys 3,900 702,741
Ennis, Inc. 1,831 35,686
Enpro , Inc. 1,759 420,014
* Enviri Corp. 7,260 137,359
Equifax, Inc. 7,724 1,555,614
Esab Corp. 3,481 421,549

39
Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
ESCO Technologies, Inc. 1,316 $ 300,272
Espey Mfg. & Electronics Corp. 201 10,627
* Everus Construction Group, Inc. 3,880 343,341
EVI Industries, Inc. 689 17,707
* ExlService Holdings, Inc. 9,287 363,586
Expeditors International of
Washington, Inc. 13,240 2,125,550
Exponent, Inc. 1,854 133,247
Fastenal Co. 47,567 2,062,505
Federal Signal Corp. 4,061 438,953
FedEx Corp. 18,360 5,916,510
Ferguson Enterprises, Inc. 13,735 3,467,538
#*First Advantage Corp. 6,155 83,092
Flowserve Corp. 14,358 1,122,078
*Fluor Corp. 16,751 773,729
Fortive Corp. 29,049 1,534,078
Fortune Brands Innovations, Inc. 10,994 594,775
*Forward Air Corp. 423 11,793
Franklin Electric Co., Inc. 2,950 293,879
* FreightCar America, Inc. 389 4,477
#*Frontier Group Holdings, Inc. 26,705 123,911
FTAI Aviation, Ltd. 4,117 1,121,141
#FTAI Infrastructure, Inc. 9,202 53,556
*FTI Consulting, Inc. 2,502 437,024
*Fuel Tech, Inc. 6,000 8,160
* FuelCell Energy, Inc. 417 3,415
*Gates Industrial Corp. PLC 20,041 461,344
GATX Corp. 2,958 538,090
GE Vernova , Inc. 4,217 3,063,102
Genco Shipping & Trading, Ltd. 3,947 82,492
* Gencor Industries, Inc. 4 57
*Generac Holdings, Inc. 6,046 1,015,970
General Dynamics Corp. 4,720 1,657,145
General Electric Co. 21,396 6,564,079
Genpact, Ltd. 15,986 704,983
*Gibraltar Industries, Inc. 3,652 187,202
Global Industrial Co. 2,243 68,546
Gorman-Rupp Co. (The) 2,129 116,009
Graco, Inc. 13,435 1,173,279
*Graham Corp. 504 35,240
#Granite Construction, Inc. 3,410 411,723
*Great Lakes Dredge & Dock
Corp. 7,309 109,489
Greenbrier Cos., Inc. (The) 3,198 161,243
Griffon Corp. 2,800 228,060
*GXO Logistics, Inc. 7,790 440,836
*Hayward Holdings, Inc. 24,005 387,441
*Healthcare Services Group, Inc. 6,793 127,844
Heartland Express, Inc. 4,027 40,632
HEICO Corp. 1,411 466,914
HEICO Corp., Class A 2,181 555,261
Helios Technologies, Inc. 3,277 212,284
#Herc Holdings, Inc. 2,296 329,109
#Hexcel Corp. 7,140 591,263
*Hillman Solutions Corp. 25,836 242,083
HireQuest , Inc. 311 3,493
HNI Corp. 9,572 457,446
Honeywell International, Inc. 21,571 4,907,834
Shares Value
INDUSTRIALS — (Continued)
Howmet Aerospace, Inc. 16,679 $ 3,470,566
Hub Group, Inc., Class A 8,988 427,649
Hubbell, Inc., Class B 6,481 3,162,339
*Hudson Technologies, Inc. 3,030 21,725
Huntington Ingalls Industries, Inc. 3,624 1,523,928
* Hurco Cos., Inc. 634 10,486
*Huron Consulting Group, Inc. 1,818 307,242
* Hyliion Holdings Corp. 4,937 10,121
*IBEX Holdings, Ltd. 1,498 55,726
ICF International, Inc. 215 20,049
*Ideal Power, Inc. 990 4,985
IDEX Corp. 4,991 990,963
*IES Holdings, Inc. 1,417 538,871
Illinois Tool Works, Inc. 11,552 3,018,075
Ingersoll Rand, Inc. 11,217 965,672
#*Innodata, Inc. 2,857 158,392
*Innovative Solutions and
Support, Inc. 1,600 29,584
Insteel Industries, Inc. 1,556 51,566
Interface, Inc., Class A 8,508 267,747
ITT, Inc. 7,397 1,348,473
Jacobs Solutions, Inc. 11,333 1,532,902
*Janus International Group, Inc. 10,333 70,884
JB Hunt Transport Services, Inc. 10,752 2,179,645
#*JetBlue Airways Corp. 56,046 272,944
Johnson Controls International
PLC 28,763 3,430,275
Kadant , Inc. 957 307,235
Karat Packaging, Inc. 900 22,023
KBR, Inc. 9,960 426,388
Kelly Services, Inc., Class A 2,700 29,133
Kennametal, Inc. 9,699 333,549
*Kirby Corp. 4,341 510,762
Knight-Swift Transportation
Holdings, Inc., Class A 19,842 1,093,294
Korn Ferry 4,598 319,423
*Kratos Defense & Security
Solutions, Inc. 11,312 1,165,249
*L.B. Foster Co., Class A 4 120
L3Harris Technologies, Inc. 9,034 3,097,307
Landstar System, Inc. 471 70,349
*Legalzoom.com, Inc. 10,506 93,398
Leidos Holdings, Inc. 16,524 3,111,139
Lennox International, Inc. 2,809 1,390,680
Leonardo DRS, Inc. 9,830 403,620
#*Limbach Holdings, Inc. 696 59,842
Lincoln Electric Holdings, Inc. 3,667 973,038
Lindsay Corp. 791 99,089
* LiqTech International, Inc. 4,296 7,432
*Liquidity Services, Inc. 2,310 73,920
#*Loar Holdings, Inc. 6,681 458,183
Lockheed Martin Corp. 9,048 5,738,423
LSI Industries, Inc. 2,727 60,294
Luxfer Holdings PLC 2,500 37,850
*Lyft, Inc., Class A 19,503 329,016
*Manitowoc Co., Inc. (The) 3,983 51,460
Marten Transport, Ltd. 6,696 82,361
Masco Corp. 16,864 1,114,542

40
Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
* MasTec , Inc. 7,894 $ 1,898,349
* Mastech Digital, Inc. 1,427 9,903
*Masterbrand, Inc. 8,038 97,421
*Matrix Service Co. 2,506 35,886
Matson, Inc. 2,711 434,573
Maximus, Inc. 6,314 596,294
*Mayville Engineering Co., Inc. 1,819 35,652
McGrath RentCorp 1,867 208,525
*Mercury Systems, Inc. 5,582 524,038
#*Microvast Holdings, Inc. 26,817 70,261
* Middleby Corp. (The) 5,425 798,397
Miller Industries, Inc. 941 38,553
MillerKnoll , Inc. 4,800 96,384
* Mistras Group, Inc. 3,026 42,788
#*Modine Manufacturing Co. 4,432 818,413
*Montrose Environmental Group,
Inc. 2,916 64,968
Moog, Inc., Class A 1,567 478,483
MSA Safety, Inc. 2,520 446,418
MSC Industrial Direct Co., Inc.,
Class A 3,666 309,190
Mueller Industries, Inc. 7,927 1,079,182
Mueller Water Products, Inc.,
Class A 10,498 284,181
*MYR Group, Inc. 1,651 412,816
National Presto Industries, Inc. 519 66,121
* Nephros , Inc. 2,462 10,611
* Nextpower , Inc., Class A 14,064 1,646,754
NL Industries, Inc. 8 49
Nordson Corp. 3,293 904,027
Norfolk Southern Corp. 12,939 3,768,354
Northrop Grumman Corp. 5,338 3,695,284
*NPK International, Inc. 6,669 92,099
nVent Electric PLC 14,341 1,609,921
*NWPX Infrastructure, Inc. 903 60,907
Old Dominion Freight Line, Inc. 9,254 1,602,793
Omega Flex, Inc. 500 16,495
*OPENLANE, Inc. 10,317 309,923
* Optex Systems Holdings, Inc. 1,495 22,320
*Orion Energy Systems, Inc. 138 2,092
*Orion Group Holdings, Inc. 2,803 34,253
Oshkosh Corp. 9,057 1,302,578
Otis Worldwide Corp. 14,648 1,251,232
Owens Corning 7,881 944,459
PACCAR, Inc. 26,720 3,284,155
Pangaea Logistics Solutions, Ltd. 3,713 31,486
Park Aerospace Corp. 1,026 25,127
Parker-Hannifin Corp. 3,065 2,868,350
Park-Ohio Holdings Corp. 4 90
*Parsons Corp. 7,764 543,946
Paychex, Inc. 19,898 2,052,081
#Paycom Software, Inc. 5,381 725,090
*Paylocity Holding Corp. 4,215 568,941
Pentair PLC 14,418 1,519,225
#*Perma-Fix Environmental
Services, Inc. 697 10,643
*Perma-Pipe International
Holdings, Inc. 536 15,480
*Pioneer Power Solutions, Inc. 482 2,058
Shares Value
INDUSTRIALS — (Continued)
Pitney Bowes, Inc. 14,967 $ 156,106
#*Planet Labs PBC 28,989 723,855
#*Plug Power, Inc. 98,143 207,572
#Powell Industries, Inc. 1,296 574,893
*Power Solutions International,
Inc. 2,133 152,851
Preformed Line Products Co. 731 183,437
Primoris Services Corp. 4,878 723,163
*Proto Labs, Inc. 2,315 121,885
Quad/Graphics, Inc. 3,416 20,906
Quanta Services, Inc. 5,056 2,399,729
*Radiant Logistics, Inc. 3,716 25,009
*RBC Bearings, Inc. 1,896 947,374
*RCM Technologies, Inc. 642 13,360
Regal Rexnord Corp. 8,892 1,436,058
Republic Services, Inc., Class A 17,814 3,831,613
* Resideo Technologies, Inc. 14,633 501,327
REV Group, Inc. 4,154 265,441
*Rocket Lab Corp. 10,951 876,847
Rockwell Automation, Inc. 4,855 2,047,111
Rollins, Inc. 15,041 952,697
RTX Corp. 40,139 8,065,129
Rush Enterprises, Inc., Class A 5,529 354,906
Rush Enterprises, Inc., Class B 1,593 94,003
Ryder System, Inc. 3,763 719,787
*Saia, Inc. 941 315,113
Schneider National, Inc., Class B 6,391 171,534
Science Applications International
Corp. 4,035 410,602
Sensata Technologies Holding
PLC 10,364 358,491
*SES AI Corp. 1,724 3,500
*Shoals Technologies Group, Inc.,
Class A 27,223 256,985
Simpson Manufacturing Co., Inc. 2,618 462,810
* SiteOne Landscape Supply, Inc. 3,896 559,232
*SkyWest, Inc. 3,874 373,918
Snap-on, Inc. 4,083 1,494,827
*Southland Holdings, Inc. 739 1,375
Southwest Airlines Co. 60,911 2,894,491
*SPX Technologies, Inc. 4,467 930,967
SS&C Technologies Holdings,
Inc. 20,887 1,710,436
*StandardAero, Inc. 2,774 85,689
Standex International Corp. 1,336 320,640
Stanley Black & Decker, Inc. 13,733 1,080,238
*Sterling Infrastructure, Inc. 2,293 820,688
*Sun Country Airlines Holdings,
Inc. 3,490 61,215
#*Sunrun, Inc. 26,176 497,344
* Symbotic , Inc., Class A 962 52,304
* TaskUS , Inc., Class A 1,808 19,526
*Taylor Devices, Inc. 148 10,765
*Team, Inc. 285 4,113
* TechPrecision Corp. 686 3,272
#Tecnoglass, Inc. 540 26,411
Tennant Co. 1,633 124,255
Terex Corp. 6,677 380,589
Tetra Tech, Inc. 25,842 973,210

41
Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Textron, Inc. 15,278 $ 1,345,381
* Thermon Group Holdings, Inc. 3,351 151,633
*TIC Solutions, Inc. 5,471 55,257
Timken Co. (The) 5,276 491,670
*Titan International, Inc. 6,237 59,501
*Titan Machinery, Inc. 2,159 35,127
Toro Co. (The) 7,974 729,621
Trane Technologies PLC 6,379 2,682,880
TransDigm Group, Inc. 1,440 2,055,658
TransUnion 19,633 1,551,400
TriNet Group, Inc. 1,943 118,989
Trinity Industries, Inc. 8,887 255,412
*TrueBlue, Inc. 3,700 19,832
#*TTEC Holdings, Inc. 5,500 17,545
Tutor Perini Corp. 5,863 462,532
*Uber Technologies, Inc. 36,621 2,931,511
UFP Industries, Inc. 5,144 531,272
U-Haul Holding Co. 9,809 503,300
*U-Haul Holding Co. 1,064 60,169
UL Solutions, Inc., Class A 4,068 285,696
UniFirst Corp. 1,021 219,515
Union Pacific Corp. 20,075 4,719,632
*United Airlines Holdings, Inc. 30,130 3,082,902
United Parcel Service, Inc., Class
B 29,946 3,180,864
United Rentals, Inc. 4,959 3,878,236
#Universal Logistics Holdings,
Inc. 559 8,950
*Upwork, Inc. 16,491 330,315
*V2X, Inc. 3,995 274,976
Valmont Industries, Inc. 1,585 706,213
Veralto Corp. 16,904 1,673,158
Verisk Analytics, Inc., Class A 4,588 997,706
*Verra Mobility Corp., Class A 14,090 271,937
Vertiv Holdings Co., Class A 18,632 3,468,906
Vestis Corp. 53 346
* Vicor Corp. 1,872 295,158
* VirTra , Inc. 1,676 7,860
VSE Corp. 1,469 321,079
Waste Management, Inc. 9,483 2,107,502
#Watsco, Inc. 2,449 946,416
Watts Water Technologies, Inc.,
Class A 1,554 465,128
Werner Enterprises, Inc. 7,473 255,950
WESCO International, Inc. 5,698 1,649,172
Westinghouse Air Brake
Technologies Corp. 5,885 1,354,374
* Willdan Group, Inc. 1,318 166,332
Willis Lease Finance Corp. 782 142,543
Woodward, Inc. 4,469 1,420,427
Worthington Enterprises, Inc. 3,919 217,779
WW Grainger, Inc. 1,916 2,069,165
#*XPO, Inc. 10,447 1,547,305
Xylem, Inc. 7,777 1,072,215
Zurn Elkay Water Solutions Corp. 9,654 445,146
TOTAL INDUSTRIALS 332,715,999
INFORMATION TECHNOLOGY — (25.6%)
*8x8, Inc. 5,573 9,251
Shares Value
INFORMATION TECHNOLOGY — (Continued)
A10 Networks, Inc. 5,355 $ 93,391
Accenture PLC, Class A 17,901 4,719,420
*ACCESS Newswire, Inc. 404 3,491
*ACI Worldwide, Inc. 6,200 268,832
*ACM Research, Inc., Class A 3,992 232,015
Adeia , Inc. 13,200 238,788
*Adobe, Inc. 8,665 2,541,011
*ADTRAN Holdings, Inc. 1,919 17,693
Advanced Energy Industries, Inc. 3,131 799,532
*Advanced Micro Devices, Inc. 21,826 5,166,869
*Agilysys, Inc. 789 68,446
* Airgain , Inc. 904 3,815
*Akamai Technologies, Inc. 11,646 1,131,409
*Alarm.com Holdings, Inc. 5,192 253,266
#*Alkami Technology, Inc. 3,217 68,168
#*Allegro MicroSystems , Inc. 10,738 396,340
*Alpha & Omega Semiconductor,
Ltd. 1,491 32,951
*Ambarella, Inc. 2,028 129,873
Amdocs, Ltd. 9,736 797,768
Amkor Technology, Inc. 20,442 987,962
Amphenol Corp., Class A 26,344 3,795,643
* AmpliTech Group, Inc. 1,725 5,244
*Amtech Systems, Inc. 2,010 33,788
Analog Devices, Inc. 7,828 2,433,569
* Appfolio , Inc., Class A 1,308 248,363
Apple, Inc. 515,010 133,634,795
Applied Materials, Inc. 20,366 6,564,369
#*Applied Optoelectronics, Inc. 2,826 123,242
* AppLovin Corp., Class A 8,368 3,958,984
*Arista Networks, Inc. 16,610 2,354,301
*Arrow Electronics, Inc. 4,475 592,893
* Astera Labs, Inc. 5,567 838,502
*Atlassian Corp., Class A 1,737 205,279
#*Aurora Innovation, Inc., Class A 37,398 157,072
*Autodesk, Inc. 9,102 2,301,623
*AvePoint, Inc. 6,064 70,524
#*Aviat Networks, Inc. 500 10,905
Avnet, Inc. 8,393 523,639
*Aware, Inc. 8,500 15,385
* Axcelis Technologies, Inc. 4,197 369,630
*AXT, Inc. 897 16,630
* Backblaze , Inc., Class A 2,096 9,537
Badger Meter, Inc. 1,374 201,401
Bel Fuse, Inc., Class A 219 40,241
Bel Fuse, Inc., Class B 845 170,006
Belden, Inc. 2,348 275,913
Benchmark Electronics, Inc. 4,338 226,183
#Bentley Systems, Inc., Class B 18,942 665,243
#*BILL Holdings, Inc. 9,557 412,576
*BK Technologies Corp. 167 12,739
*Blackbaud, Inc. 3,654 196,220
* BlackLine , Inc. 2,318 107,717
*Box, Inc., Class A 11,273 285,771
Broadcom, Inc. 120,300 39,855,390
#*C3.ai, Inc., Class A 8,051 88,641
*Cadence Design Systems, Inc. 5,413 1,604,197
*Calix, Inc. 4,451 198,826

42
Dimensional US Core Equity 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*CCC Intelligent Solutions
Holdings, Inc. 16,467 $ 124,820
CDW Corp. 10,599 1,339,608
* Cerence , Inc. 3,909 44,289
*CEVA, Inc. 1,851 39,038
* Ciena Corp. 7,843 1,974,946
#*Cipher Mining, Inc. 41,045 655,078
*Cirrus Logic, Inc. 4,228 551,078
Cisco Systems, Inc. 106,784 8,363,323
#*Cleanspark, Inc. 27,092 320,769
Clear Secure, Inc., Class A 6,503 212,128
*Clearfield, Inc. 1,156 34,414
Climb Global Solutions, Inc. 327 38,779
*Cloudflare, Inc., Class A 2,839 503,497
*Coda Octopus Group, Inc. 4 43
Cognex Corp. 12,227 473,674
Cognizant Technology Solutions
Corp., Class A 26,196 2,149,644
*Coherent Corp. 6,719 1,425,637
* Cohu , Inc. 4,857 138,619
*Commvault Systems, Inc. 1,493 127,950
*Comtech Telecommunications
Corp. 7,900 43,924
*Consensus Cloud Solutions, Inc. 731 15,614
Corning, Inc. 38,389 3,963,664
*Corsair Gaming, Inc. 8,976 45,778
*CPI Card Group, Inc. 4 52
*CPS Technologies Corp. 3,610 19,277
Crane NXT Co. 4,607 232,746
*Credo Technology Group
Holding, Ltd. 6,074 760,951
* Crexendo , Inc. 4 28
* Crowdstrike Holdings, Inc., Class
A 2,019 891,197
*CS Disco, Inc. 2,568 16,050
CSP, Inc. 731 8,348
CTS Corp. 3,325 170,938
*CVD Equipment Corp. 3,304 15,892
#*Daily Journal Corp. 231 135,451
*Daktronics, Inc. 4,293 99,383
*Data I/O Corp. 3,526 10,931
*Datadog, Inc., Class A 6,595 852,865
Dell Technologies, Inc., Class C 7,159 819,276
*Diebold Nixdorf, Inc. 3,792 261,686
*Digi International, Inc. 4,223 181,885
*Digital Turbine, Inc. 4,609 24,059
#*DigitalOcean Holdings, Inc. 7,441 411,115
*Diodes, Inc. 4,204 248,835
* Docusign , Inc., Class A 8,785 461,564
Dolby Laboratories, Inc., Class A 4,557 292,514
*Dropbox, Inc., Class A 14,774 376,441
*DXC Technology Co. 7,534 108,716
*Dynatrace, Inc. 16,244 618,734
*Eastman Kodak Co. 5,414 39,630
* eGain Corp. 1,504 15,446
*Electro-Sensors, Inc. 210 907
Entegris , Inc. 6,170 728,492
*EPAM Systems, Inc. 4,810 1,003,366
ePlus , Inc. 3,264 280,084
Shares Value
INFORMATION TECHNOLOGY — (Continued)
* Everspin Technologies, Inc. 2,337 $ 30,358
*F5, Inc. 3,705 1,021,135
*Fabrinet 3,008 1,472,236
*Fair Isaac Corp. 499 730,122
*Fastly, Inc., Class A 24,627 227,800
*First Solar, Inc. 4,995 1,126,472
*Five9, Inc. 9,742 172,044
*Flex, Ltd. 32,346 2,039,092
* FormFactor , Inc. 5,110 360,204
*Fortinet, Inc. 29,358 2,385,631
Franklin Wireless Corp. 4 16
#*Frequency Electronics, Inc. 562 29,550
* Freshworks , Inc., Class A 8,580 92,492
*Gartner, Inc. 472 98,936
Gen Digital, Inc. 56,763 1,361,744
*GLOBALFOUNDRIES, Inc. 14,784 623,885
*GoDaddy, Inc., Class A 1,809 181,841
*Guidewire Software, Inc. 3,040 427,910
Hackett Group, Inc. (The) 1,523 27,795
*Harmonic, Inc. 10,450 101,574
Hewlett Packard Enterprise Co. 90,945 1,957,136
HP, Inc. 12,514 243,272
*HubSpot, Inc. 1,014 283,920
#*Hut 8 Corp., Class U 396 22,109
#*I3 Verticals, Inc., Class A 1,562 34,692
* Identiv , Inc. 3,236 10,744
#*indie Semiconductor, Inc.,
Class A 5,600 22,960
Information Services Group, Inc. 3,628 20,208
* Inseego Corp. 1,691 18,415
* Intapp , Inc. 3,063 103,989
*Intel Corp. 72,753 3,380,832
* Intellicheck , Inc. 2,213 12,570
* Intellinetics , Inc. 796 6,543
#InterDigital, Inc. 2,216 723,391
International Business Machines
Corp. 29,139 8,936,931
* inTEST Corp. 2,554 23,369
Intuit, Inc. 4,991 2,490,110
* Inuvo , Inc. 1,800 3,744
#*IonQ, Inc. 8,720 348,626
*IPG Photonics Corp. 3,062 282,959
* Itron , Inc. 5,874 581,996
Jabil, Inc. 9,182 2,177,879
* Jamf Holding Corp. 4,468 58,307
*Keysight Technologies, Inc. 5,596 1,210,583
*Kimball Electronics, Inc. 2,053 62,021
KLA Corp. 4,791 6,841,261
* Klaviyo , Inc., Class A 3,344 74,270
*Knowles Corp. 12,611 305,691
Kulicke & Soffa Industries, Inc. 6,996 401,081
*KVH Industries, Inc. 4 27
*Kyndryl Holdings, Inc. 21,689 498,847
Lam Research Corp. 28,279 6,602,015
* Lantronix , Inc. 3,513 23,326
*Lattice Semiconductor Corp. 3,251 261,771
*LGL Group, Inc. (The) 222 1,605
#*Life360, Inc. 2,033 116,471

43
Dimensional US Core Equity 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Littelfuse , Inc. 2,060 $ 666,946
* LiveRamp Holdings, Inc. 10,031 244,255
#*Lumentum Holdings, Inc. 2,474 969,412
#*MACOM Technology Solutions
Holdings, Inc. 2,732 598,472
* Magnachip Semiconductor Corp. 4,788 13,885
*Manhattan Associates, Inc. 2,437 368,011
Marvell Technology, Inc. 30,756 2,427,263
* MaxLinear , Inc., Class A 13,737 238,337
Methode Electronics, Inc. 3,361 26,854
Microchip Technology, Inc. 9,670 734,146
Micron Technology, Inc. 29,774 12,352,637
Microsoft Corp. 229,321 98,674,533
#*Mirion Technologies, Inc., Class
A 14,445 358,814
* Mitek Systems, Inc. 3,300 33,066
MKS, Inc. 4,793 1,128,320
*MongoDB, Inc., Class A 4,240 1,574,439
Monolithic Power Systems, Inc. 1,431 1,608,659
Motorola Solutions, Inc. 6,819 2,744,920
*M-Tron Industries, Inc., Class M 269 17,550
* Myseum , Inc. 3,800 6,916
*N-able, Inc. 8,871 53,847
Napco Security Technologies, Inc. 1,495 55,151
#*nCino, Inc. 10,454 223,193
*NCR Voyix Corp. 17,537 173,967
NetApp, Inc. 16,138 1,554,896
*NETGEAR, Inc. 2,715 56,771
*NetScout Systems, Inc. 10,219 284,190
* NetSol Technologies, Inc. 636 2,264
* Nortech Systems, Inc. 792 6,756
*Novanta, Inc. 2,025 272,443
*Nutanix, Inc., Class A 15,233 599,114
NVE Corp. 468 31,585
NVIDIA Corp. 808,926 154,610,026
NXP Semiconductors NV 17,343 3,921,946
*Okta, Inc., Class A 9,802 828,073
*ON Semiconductor Corp. 12,821 767,850
*ON24, Inc. 3,596 28,660
OneSpan , Inc. 2,662 31,358
*Onto Innovation, Inc. 2,271 458,856
* Ooma , Inc. 1,500 17,625
*Optical Cable Corp. 5,300 26,129
Oracle Corp. 58,366 9,605,876
#*OSI Systems, Inc. 1,817 454,504
*Ouster, Inc. 3,382 70,447
*PagerDuty, Inc. 710 7,526
*Palantir Technologies, Inc.,
Class A 16,820 2,465,644
*Palo Alto Networks, Inc. 9,371 1,658,386
#*PAR Technology Corp. 3,469 90,922
PC Connection, Inc. 3,206 188,545
*PDF Solutions, Inc. 780 24,843
Pegasystems, Inc. 11,656 509,251
#*Penguin Solutions, Inc. 7,715 148,205
* Photronics , Inc. 8,306 287,138
*Plexus Corp. 2,130 424,573
*Porch Group, Inc. 3,968 31,307
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#Power Integrations, Inc. 1,577 $ 72,447
* Powerfleet , Inc. 11,256 57,518
*Progress Software Corp. 4,026 164,744
*PTC, Inc. 8,684 1,355,833
*Pure Storage, Inc., Class A 11,579 805,204
*Q2 Holdings, Inc. 4,334 265,457
Qnity Electronics, Inc. 6,960 669,413
*Qorvo, Inc. 9,653 753,996
QUALCOMM, Inc. 37,085 5,621,715
*Qualys, Inc. 2,233 294,533
Ralliant Corp. 3,955 209,496
*Rambus, Inc. 8,177 930,788
*Red Violet, Inc. 1,011 45,980
#ReposiTrak, Inc. 4 42
*Research Solutions, Inc. 2,711 7,726
*RF Industries, Ltd. 4 39
*Ribbon Communications, Inc. 15,252 39,960
#Richardson Electronics, Ltd. 4 48
#*Rigetti Computing, Inc. 10,877 197,635
*Rimini Street, Inc. 2,733 9,429
*RingCentral, Inc., Class A 8,550 221,274
#*Riot Platforms, Inc. 32,900 508,963
*Rogers Corp. 1,300 126,412
Roper Technologies, Inc. 4,328 1,606,683
*Rubrik, Inc., Class A 4,069 227,661
Salesforce, Inc. 21,282 4,517,956
*Samsara, Inc., Class A 7,217 202,437
* Sandisk Corp. 3,204 1,846,305
*Sanmina Corp. 4,643 657,820
*ScanSource, Inc. 1,713 73,642
Seagate Technology Holdings
PLC 7,383 3,009,975
* Semtech Corp. 2,083 166,119
* SentinelOne , Inc., Class A 6,191 86,550
*ServiceNow, Inc. 16,660 1,949,387
*Silicon Laboratories, Inc. 2,096 298,575
* Silvaco Group, Inc. 349 1,563
*SiTime Corp. 825 299,566
* SkyWater Technology, Inc. 3,239 102,547
#Skyworks Solutions, Inc. 11,840 660,198
*Snowflake, Inc., Class A 6,241 1,202,641
*SolarEdge Technologies, Inc. 1,497 46,332
*Sono-Tek Corp. 486 1,997
*Sprinklr, Inc., Class A 10,059 64,176
#*Super Micro Computer, Inc. 20,079 584,500
* Synaptics , Inc. 4,830 398,523
*Synopsys, Inc. 2,448 1,138,601
TD SYNNEX Corp. 4,335 687,834
TE Connectivity PLC 14,719 3,279,099
*Teledyne Technologies, Inc. 3,220 1,997,366
*Telos Corp. 3,810 20,803
*Teradata Corp. 6,867 195,847
Teradyne, Inc. 4,116 992,162
Texas Instruments, Inc. 23,893 5,150,136
* TransAct Technologies, Inc. 2,777 10,219
*Trimble, Inc. 13,406 906,246
*Trio-Tech International 228 1,284
*TTM Technologies, Inc. 9,184 901,869

44
Dimensional US Core Equity 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Turtle Beach Corp. 1,393 $ 16,660
*Twilio, Inc., Class A 9,900 1,192,554
*Tyler Technologies, Inc. 2,659 982,235
*UiPath, Inc., Class A 34,019 428,299
*Ultra Clean Holdings, Inc. 4,200 183,456
*Unity Software, Inc. 33,978 988,760
Universal Display Corp. 2,918 335,045
Universal Safety Products, Inc. 2,202 10,636
*Upland Software, Inc. 3,287 4,372
#*Veeco Instruments, Inc. 9,091 283,912
VeriSign, Inc. 5,305 1,295,640
*Vertex, Inc., Class A 1,143 21,203
* Viant Technology, Inc., Class A 8 95
* Viasat , Inc. 11,202 505,994
*Viavi Solutions, Inc. 21,802 533,277
Vishay Intertechnology , Inc. 20,311 409,267
*Vishay Precision Group, Inc. 893 44,721
* Vistance Networks, Inc. 16,690 300,420
Vontier Corp. 17,212 645,450
Western Digital Corp. 24,604 6,156,659
* WidePoint Corp. 689 4,540
*Workday, Inc., Class A 6,918 1,215,008
* Xperi , Inc. 4,000 22,640
* Yext , Inc. 7,772 55,648
*Zebra Technologies Corp. 3,192 750,056
*Zeta Global Holdings Corp.,
Class A 8,617 160,104
*Zoom Communications, Inc.,
Class A 18,204 1,676,588
*Zscaler, Inc. 2,519 503,825
TOTAL INFORMATION
TECHNOLOGY 672,024,590
MATERIALS — (3.1%)
AdvanSix , Inc. 566 8,965
Air Products and Chemicals, Inc. 10,514 2,865,065
#Albemarle Corp. 7,789 1,329,037
Alcoa Corp. 23,790 1,351,510
*Alpha Metallurgical Resources,
Inc. 1,328 278,614
*Alto Ingredients, Inc. 7,577 18,942
Amcor PLC 39,494 1,747,610
#*American Battery Technology
Co. 9,629 38,901
*American Vanguard Corp. 4,000 20,320
* Ampco -Pittsburgh Corp. 3,984 22,191
AptarGroup, Inc. 5,640 704,718
Ardagh Metal Packaging SA 10,296 45,199
* Arq , Inc. 3,130 11,143
*Ascent Industries Co. 4 65
Ashland, Inc. 3,519 215,222
Avery Dennison Corp. 8,362 1,551,235
Avient Corp. 7,681 277,668
*Axalta Coating Systems, Ltd. 31,427 1,055,319
Balchem Corp. 1,898 322,983
Ball Corp. 21,004 1,194,497
Cabot Corp. 3,599 259,812
Caledonia Mining Corp. PLC 919 25,217
*Century Aluminum Co. 11,748 532,537
Shares Value
MATERIALS — (Continued)
CF Industries Holdings, Inc. 18,764 $ 1,749,368
#Chemours Co. (The) 9,870 147,951
*Cleveland-Cliffs, Inc. 47,693 656,256
*Coeur Mining, Inc. 23,174 473,677
Commercial Metals Co. 9,698 745,485
*Compass Minerals International,
Inc. 3,200 79,936
*Core Molding Technologies, Inc. 594 11,595
Corteva, Inc. 29,631 2,157,137
CRH PLC 26,994 3,304,336
Crown Holdings, Inc. 15,633 1,636,462
*Dakota Gold Corp. 4,468 26,763
DuPont de Nemours, Inc. 22,448 985,916
Eagle Materials, Inc. 4,490 915,107
Eastman Chemical Co. 3,497 242,412
Ecolab, Inc. 9,770 2,755,042
* Ecovyst , Inc. 11,333 120,243
Element Solutions, Inc. 19,643 571,611
Flexible Solutions International,
Inc. 602 3,474
#*Flotek Industries, Inc. 3,289 57,130
Freeport-McMoRan, Inc. 70,131 4,223,990
Friedman Industries, Inc. 4 79
Graphic Packaging Holding Co. 9,964 145,973
Greif, Inc., Class A 2,636 186,154
Greif, Inc., Class B 4 333
Hawkins, Inc. 1,584 206,316
HB Fuller Co. 3,698 222,250
Hecla Mining Co. 61,726 1,390,070
#*Idaho Strategic Resources, Inc. 6 216
*Ingevity Corp. 3,226 212,239
Innospec, Inc. 501 40,942
International Flavors &
Fragrances, Inc. 10,572 738,031
#International Paper Co. 22,885 922,723
*Intrepid Potash, Inc. 804 26,403
*Ivanhoe Electric, Inc. 5,179 88,509
Kaiser Aluminum Corp. 1,564 191,778
#*Knife River Corp. 5,685 381,861
Koppers Holdings, Inc. 1,782 52,498
#Kronos Worldwide, Inc. 702 3,686
Linde PLC 16,507 7,543,204
Louisiana-Pacific Corp. 5,500 460,570
*LSB Industries, Inc. 5,635 52,349
LyondellBasell Industries NV,
Class A 842 41,258
Martin Marietta Materials, Inc. 2,047 1,334,542
Materion Corp. 2,594 358,698
Mativ Holdings, Inc. 5,309 63,973
#*McEwen, Inc. 7,782 187,935
* Metallus , Inc. 3,605 71,920
Minerals Technologies, Inc. 2,534 166,636
Mosaic Co. (The) 30,310 833,525
#*MP Materials Corp. 8,738 513,532
Myers Industries, Inc. 1,742 36,007
NewMarket Corp. 1,030 690,914
Newmont Corp. 51,208 5,753,219
Nexa Resources SA 1,501 18,928

45
Dimensional US Core Equity 1 ETF
continued
Shares Value
MATERIALS — (Continued)
Nucor Corp. 7,931 $ 1,409,497
*O-I Glass, Inc. 25,472 389,212
Olympic Steel, Inc. 1,038 49,917
Packaging Corp. of America 11,942 2,657,692
*Perimeter Solutions, Inc. 9,902 258,937
PPG Industries, Inc. 19,158 2,215,240
#Quaker Chemical Corp. 2,005 308,249
#*Ramaco Resources, Inc., Class
A 7,377 143,925
Ramaco Resources, Inc., Class B 35 459
* Ranpak Holdings Corp., Class A 8,200 41,328
*Rayonier Advanced Materials,
Inc. 6,596 51,185
Reliance, Inc. 3,744 1,233,648
Royal Gold, Inc. 4,879 1,284,689
RPM International, Inc. 10,928 1,168,859
Ryerson Holding Corp. 3,434 96,907
Scotts Miracle-Gro Co. (The) 3,869 248,467
Sealed Air Corp. 12,865 538,786
Sensient Technologies Corp. 3,275 309,553
Sherwin-Williams Co. (The) 9,683 3,433,979
Silgan Holdings, Inc. 8,438 364,100
*Smith-Midland Corp. 421 14,794
Smurfit Westrock PLC 35,252 1,467,541
*Solstice Advanced Materials, Inc. 6,740 416,330
Sonoco Products Co. 8,769 420,912
Southern Copper Corp. 2,365 450,107
Steel Dynamics, Inc. 13,779 2,474,295
Stepan Co. 800 46,088
SunCoke Energy, Inc. 7,565 59,461
Sylvamo Corp. 4,293 210,099
*Tredegar Corp. 4,177 35,713
TriMas Corp. 6,803 236,540
United States Lime & Minerals,
Inc. 1,771 213,459
Vulcan Materials Co. 5,088 1,529,148
Warrior Met Coal, Inc. 4,367 389,973
Worthington Steel, Inc. 4,916 197,771
TOTAL MATERIALS 82,044,792
REAL ESTATE — (0.3%)
* Alset , Inc., Class A 4,242 13,023
*AMREP Corp. 486 10,099
*CBRE Group, Inc., Class A 13,122 2,235,070
*CKX Lands, Inc. 100 1,095
*Compass, Inc., Class A 55,341 692,869
*Comstock Holding Cos., Inc.,
Class A 4 44
*CoStar Group, Inc. 17,384 1,069,116
*Cushman & Wakefield, Ltd. 18,350 301,674
*Douglas Elliman, Inc. 4,960 13,392
#eXp World Holdings, Inc. 6,579 59,474
*Five Point Holdings LLC, Class A 3,064 16,270
* Forestar Group, Inc. 4,233 110,143
*FRP Holdings, Inc. 1,324 31,657
*Howard Hughes Holdings, Inc. 4,692 383,149
*Jones Lang LaSalle, Inc. 3,738 1,337,867
Kennedy-Wilson Holdings, Inc. 9,862 97,141
Marcus & Millichap, Inc. 4,387 119,326
Shares Value
REAL ESTATE — (Continued)
*Maui Land & Pineapple Co., Inc. 4 $ 68
Newmark Group, Inc., Class A 12,398 221,056
* Offerpad Solutions, Inc. 2,244 2,289
*RE/MAX Holdings, Inc., Class A 1,361 10,589
RMR Group, Inc. (The), Class A 704 10,666
*Seaport Entertainment Group,
Inc. 462 8,727
St. Joe Co. (The) 3,420 226,370
#*Stratus Properties, Inc. 1,100 32,637
*Tejon Ranch Co. 2,308 37,136
*Zillow Group, Inc., Class A 2,839 176,699
*Zillow Group, Inc., Class C 17,556 1,106,555
TOTAL REAL ESTATE 8,324,201
UTILITIES — (2.3%)
AES Corp. (The) 43,991 644,468
Alliant Energy Corp. 15,612 1,028,987
Ameren Corp. 6,726 694,661
American Electric Power Co., Inc. 25,842 3,095,225
American States Water Co. 2,136 155,843
#American Water Works Co., Inc. 12,115 1,564,410
Artesian Resources Corp., Class
A 349 11,643
Atmos Energy Corp. 4,266 709,606
Avista Corp. 4,413 182,213
Black Hills Corp. 4,929 359,718
California Water Service Group 2,907 129,943
#CenterPoint Energy, Inc. 40,965 1,625,901
Chesapeake Utilities Corp. 1,345 173,075
Clearway Energy, Inc., Class A 1,937 65,412
#Clearway Energy, Inc., Class C 4,130 149,299
CMS Energy Corp. 19,732 1,410,641
Consolidated Edison, Inc. 12,404 1,322,638
Consolidated Water Co., Ltd.,
Class OR 777 29,433
Constellation Energy Corp. 7,716 2,165,727
Dominion Energy, Inc. 37,280 2,243,138
DTE Energy Co. 5,533 743,524
Duke Energy Corp. 17,457 2,118,407
Edison International 21,401 1,332,854
Entergy Corp. 18,292 1,754,020
Essential Utilities, Inc. 27,755 1,076,616
Evergy , Inc. 13,108 1,005,777
Eversource Energy 22,853 1,579,828
Exelon Corp. 40,561 1,816,322
FirstEnergy Corp. 35,066 1,660,024
Genie Energy, Ltd., Class B 1,790 24,648
Global Water Resources, Inc. 4 35
H2O America 2,291 119,224
* Hallador Energy Co. 6,849 126,638
*Hawaiian Electric Industries, Inc. 14,177 217,192
#IDACORP, Inc. 4,035 535,808
#MDU Resources Group, Inc. 22,967 471,053
MGE Energy, Inc. 2,023 161,597
Middlesex Water Co. 978 51,228
National Fuel Gas Co. 6,251 523,521
New Jersey Resources Corp. 8,490 420,085
NextEra Energy, Inc. 59,332 5,215,283
NiSource, Inc. 28,051 1,242,379

46
Dimensional US Core Equity 1 ETF
continued
Shares Value
UTILITIES — (Continued)
Northwest Natural Holding Co. 1,954 $ 90,978
Northwestern Energy Group, Inc. 4,107 278,701
NRG Energy, Inc. 8,390 1,280,566
OGE Energy Corp. 11,017 481,223
#*Oklo, Inc., Class A 4,761 379,071
ONE Gas, Inc. 3,103 246,875
Ormat Technologies, Inc. 7,086 885,325
Otter Tail Corp. 2,014 179,568
PG&E Corp. 74,360 1,146,631
#Pinnacle West Capital Corp. 8,194 766,631
Portland General Electric Co. 6,692 336,273
#PPL Corp. 31,262 1,133,247
Public Service Enterprise Group,
Inc. 18,739 1,543,344
*Pure Cycle Corp. 4 46
RGC Resources, Inc. 590 12,809
Sempra 29,677 2,582,196
Southern Co. (The) 26,057 2,327,151
Southwest Gas Holdings, Inc. 4,115 340,804
Spire, Inc. 2,640 223,054
*Spruce Power Holding Corp. 487 2,766
*Talen Energy Corp. 1,713 596,741
TXNM Energy, Inc. 4,253 250,587
UGI Corp. 12,206 489,583
Unitil Corp. 1,008 51,317
Vistra Corp. 18,579 2,941,985
WEC Energy Group, Inc. 10,566 1,169,339
Shares Value
UTILITIES — (Continued)
Xcel Energy, Inc. 23,891 $ 1,817,149
York Water Co. (The) 463 15,547
TOTAL UTILITIES 61,527,551
TOTAL COMMON STOCKS 2,560,368,237
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 2,230 8,697
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 13,792 4,689
*< Mirati Therapeutics CVR
01/04/27 45 134
*Novo Nordisk CVR 06/30/31 2,264 1,472
* Poseida Therapeutics, Inc. CVR
01/02/29 18 9
*<Verve Therapeutics, Inc. CVR 801 1,586
TOTAL HEALTH CARE 7,890
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 01/04/27 223 392
TOTAL RIGHTS/WARRANTS 16,979
TOTAL INVESTMENT SECURITIES — (97.4%)
(Cost $2,097,308,983) 2,560,385,216
SECURITIES LENDING COLLATERAL — (2.6%)
@§The DFA Short Term
Investment Fund 6,008,063 69,513,289
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,166,822,272) $ 2,629,898,505
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 238,248,830 $ — $ — $ 238,248,830
Consumer Discretionary ................ 267,111,751 — — 267,111,751
Consumer Staples .................... 131,728,130 — — 131,728,130
Energy ............................. 123,816,398 — — 123,816,398
Financials ........................... 398,139,167 — — 398,139,167
Health Care ......................... 244,686,828 — — 244,686,828
Industrials ........................... 332,715,999 — — 332,715,999

47
Dimensional US Core Equity 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Information Technology ................ $ 671,966,283 $ 58,307 $ — $ 672,024,590
Materials ........................... 82,044,792 — — 82,044,792
Real Estate .......................... 8,324,201 — — 8,324,201
Utilities ............................. 61,527,551 — — 61,527,551
Rights/Warrants
Consumer Discretionary ................ 8,697 — — 8,697
Health Care ......................... — 6,170 1,720 7,890
Information Technology ................ 392 — — 392
Securities Lending Collateral .............. — 69,513,289 — 69,513,289
Total Investments ....................... $2,560,319,019 $69,577,766 $1,720> $2,629,898,505
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

48
Dimensional US High Profitability ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (6.5%)
#*Charter Communications, Inc.,
Class A 130,402 $ 26,878,460
#*Live Nation Entertainment, Inc. 126,069 18,336,736
Meta Platforms, Inc., Class A 691,548 495,494,142
*Netflix, Inc. 1,203,530 100,482,720
Omnicom Group, Inc. 71,818 5,532,859
T-Mobile US, Inc. 99,982 19,717,450
Verizon Communications, Inc. 676,453 30,115,688
#Warner Music Group Corp.,
Class A 62,837 1,883,853
TOTAL COMMUNICATION
SERVICES 698,441,908
CONSUMER DISCRETIONARY — (10.0%)
Best Buy Co., Inc. 290,649 18,921,250
*Burlington Stores, Inc. 62,979 18,632,967
*Carnival Corp. 856,923 25,724,828
* Carvana Co., Class A 85,554 34,316,565
*Chewy, Inc., Class A 17,309 503,865
*Chipotle Mexican Grill, Inc.,
Class A 1,236,196 48,050,939
Darden Restaurants, Inc. 127,535 25,424,102
#Dick's Sporting Goods, Inc. 33,875 6,842,750
eBay, Inc. 533,253 48,643,339
Expedia Group, Inc. 127,996 33,898,461
General Motors Co. 430,118 36,129,912
Home Depot, Inc. (The) 690,568 258,679,867
Las Vegas Sands Corp. 442,896 23,353,906
Lowe's Cos., Inc. 44,198 11,803,518
* Lululemon Athletica , Inc. 94,984 16,574,708
Marriott International, Inc., Class
A 9,366 2,953,100
*NVR, Inc. 1,948 14,874,402
Ralph Lauren Corp., Class A 14,503 5,125,505
Ross Stores, Inc. 455,986 86,021,759
Royal Caribbean Cruises, Ltd. 206,150 66,926,598
Service Corp. International 193,994 15,602,937
Tapestry, Inc. 105,641 13,406,899
TJX Cos., Inc. (The) 885,288 132,624,995
#Tractor Supply Co. 985,665 50,150,635
* Ulta Beauty, Inc. 52,191 33,786,366
Williams-Sonoma, Inc. 194,185 39,739,960
TOTAL CONSUMER
DISCRETIONARY 1,068,714,133
CONSUMER STAPLES — (8.4%)
Altria Group, Inc. 138,934 8,612,519
*BJ's Wholesale Club Holdings,
Inc. 44,371 4,101,655
Coca-Cola Co. (The) 2,187,954 163,680,839
Colgate-Palmolive Co. 701,950 63,379,065
Costco Wholesale Corp. 185,492 174,408,853
Hershey Co. (The) 130,357 25,387,026
#Kimberly-Clark Corp. 391,831 39,179,182
Kroger Co. (The) 1,119,336 70,350,268
Shares Value
CONSUMER STAPLES — (Continued)
PepsiCo, Inc. 1,101,538 $ 169,229,283
Procter & Gamble Co. (The) 572,122 86,830,956
Sysco Corp. 720,130 60,382,900
Target Corp. 324,243 34,197,909
TOTAL CONSUMER STAPLES 899,740,455
ENERGY — (2.1%)
Cheniere Energy, Inc. 357,744 75,670,011
Chevron Corp. 228,264 40,379,902
ConocoPhillips 185,941 19,380,630
Devon Energy Corp. 524,676 21,097,222
Marathon Petroleum Corp. 7,043 1,240,906
Targa Resources Corp. 275,665 55,403,152
TechnipFMC PLC 68,524 3,818,157
#Texas Pacific Land Corp. 27,293 9,507,789
Valero Energy Corp. 4,800 870,864
TOTAL ENERGY 227,368,633
FINANCIALS — (9.7%)
American Express Co. 175,029 61,639,963
Ameriprise Financial, Inc. 158,481 83,549,598
Aon PLC, Class A 117,488 41,078,504
* Corpay , Inc. 84,457 26,572,706
Equitable Holdings, Inc. 141,350 6,558,640
LPL Financial Holdings, Inc. 47,735 17,399,408
Marsh & McLennan Cos., Inc. 7,215 1,357,791
Mastercard , Inc., Class A 466,022 251,087,993
Moody's Corp. 106,324 54,816,401
Principal Financial Group, Inc. 9,816 929,772
Travelers Cos., Inc. (The) 264,654 75,296,710
Visa, Inc., Class A 1,225,575 394,426,802
#Willis Towers Watson PLC 78,168 24,815,995
TOTAL FINANCIALS 1,039,530,283
HEALTH CARE — (14.3%)
AbbVie, Inc. 577,785 128,851,833
* Alnylam Pharmaceuticals, Inc. 16,927 5,722,342
Amgen, Inc. 414,083 141,566,696
Bristol-Myers Squibb Co. 1,582,873 87,137,159
Cencora , Inc. 232,721 83,598,037
#*DaVita, Inc. 34,399 3,761,187
Eli Lilly & Co. 478,721 496,505,485
Gilead Sciences, Inc. 953,241 135,312,560
HCA Healthcare, Inc. 12,107 5,911,485
*IDEXX Laboratories, Inc. 98,794 66,237,425
*IQVIA Holdings, Inc. 9,180 2,112,777
Johnson & Johnson 586,180 133,209,405
* Medpace Holdings, Inc. 11,051 6,436,986
Merck & Co., Inc. 1,491,125 164,426,354
* Mettler -Toledo International, Inc. 9,543 13,104,829
* Solventum Corp. 11,234 864,681
*Waters Corp. 26,637 9,874,869
Zoetis, Inc., Class A 376,473 46,991,360
TOTAL HEALTH CARE 1,531,625,470
INDUSTRIALS — (15.3%)
3M Co. 357,894 54,815,045

49
Dimensional US High Profitability ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Advanced Drainage Systems, Inc. 9,958 $ 1,514,014
Allegion PLC 18,800 3,109,332
Automatic Data Processing, Inc. 326,906 80,686,939
Broadridge Financial Solutions,
Inc. 117,238 23,108,782
#Carlisle Cos., Inc. 7,722 2,632,353
Caterpillar, Inc. 321,587 211,398,430
#CH Robinson Worldwide, Inc. 49,346 9,620,003
Cintas Corp. 241,754 46,269,298
Comfort Systems USA, Inc. 16,419 18,752,140
CSX Corp. 1,907,996 72,045,929
Deere & Co. 23,527 12,422,256
Delta Air Lines, Inc. 23,451 1,545,186
EMCOR Group, Inc. 35,236 25,395,642
Expeditors International of
Washington, Inc. 90,993 14,608,016
Fastenal Co. 413,291 17,920,298
Ferguson Enterprises, Inc. 299,578 75,631,462
FTAI Aviation, Ltd. 14,707 4,005,010
Honeywell International, Inc. 390,220 88,782,854
Illinois Tool Works, Inc. 242,962 63,476,252
Leidos Holdings, Inc. 24,431 4,599,869
#Lennox International, Inc. 22,308 11,044,245
Lincoln Electric Holdings, Inc. 26,671 7,077,150
Lockheed Martin Corp. 159,432 101,114,963
Paychex, Inc. 471,879 48,664,881
Rockwell Automation, Inc. 33,811 14,256,408
Rollins, Inc. 406,214 25,729,595
Trane Technologies PLC 125,840 52,925,787
UL Solutions, Inc., Class A 275 19,313
Union Pacific Corp. 592,465 139,288,521
*United Airlines Holdings, Inc. 383,747 39,264,993
United Parcel Service, Inc., Class
B 379,730 40,334,921
United Rentals, Inc. 98,256 76,842,087
Veralto Corp. 71,173 7,044,704
Verisk Analytics, Inc., Class A 144,906 31,511,259
Vertiv Holdings Co., Class A 396,975 73,908,806
Waste Management, Inc. 277,083 61,578,926
WW Grainger, Inc. 63,289 68,348,323
#*XPO, Inc. 88,779 13,149,058
TOTAL INDUSTRIALS 1,644,443,050
INFORMATION TECHNOLOGY — (30.9%)
*Adobe, Inc. 238,987 70,082,938
Apple, Inc. 2,601,027 674,914,486
Applied Materials, Inc. 137,848 44,431,167
* AppLovin Corp., Class A 180,365 85,332,485
*Autodesk, Inc. 227,592 57,551,189
CDW Corp. 168,427 21,287,489
*Fortinet, Inc. 448,160 36,417,482
*Gartner, Inc. 75,285 15,780,489
Gen Digital, Inc. 360,161 8,640,262
* GoDaddy , Inc., Class A 74,164 7,454,965
International Business Machines
Corp. 649,244 199,123,135
Jabil, Inc. 170,380 40,412,432
KLA Corp. 86,529 123,558,220
Lam Research Corp. 810,173 189,142,989
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Manhattan Associates, Inc. 6,419 $ 969,333
Microchip Technology, Inc. 89,088 6,763,561
Microsoft Corp. 1,115,862 480,144,260
Motorola Solutions, Inc. 111,676 44,954,057
NetApp, Inc. 204,985 19,750,305
NVIDIA Corp. 4,225,271 807,576,046
NXP Semiconductors NV 147,602 33,378,716
Oracle Corp. 1,331,283 219,102,556
QUALCOMM, Inc. 552,853 83,806,986
Texas Instruments, Inc. 101,883 21,960,881
Western Digital Corp. 80,388 20,115,489
TOTAL INFORMATION
TECHNOLOGY 3,312,651,918
MATERIALS — (0.7%)
Avery Dennison Corp. 39,112 7,255,667
Crown Holdings, Inc. 1,897 198,578
Sherwin-Williams Co. (The) 173,321 61,466,559
*Solstice Advanced Materials, Inc. 41,601 2,569,694
Southern Copper Corp. 37,215 7,082,759
TOTAL MATERIALS 78,573,257
UTILITIES — (1.0%)
NRG Energy, Inc. 189,566 28,933,459
Vistra Corp. 479,550 75,936,742
TOTAL UTILITIES 104,870,201
TOTAL COMMON STOCKS 10,605,959,308
TOTAL INVESTMENT SECURITIES — (98.9%)
(Cost $8,682,610,924) 10,605,959,308
SECURITIES LENDING COLLATERAL — (1.1%)
@§The DFA Short Term
Investment Fund 9,878,590 114,295,284
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,796,906,208) $ 10,720,254,592

50
Dimensional US High Profitability ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
As of January 31, 2026 , Dimensional US High Profitability ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 267 03/20/26 $ 93,564,192 $ 92,992,763 ($571,429)
Total Futures Contracts ..............
$93,564,192 $92,992,763 ($571,429)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 698,441,908 $ — $ — $ 698,441,908
Consumer Discretionary ................ 1,068,714,133 — — 1,068,714,133
Consumer Staples .................... 899,740,455 — — 899,740,455
Energy ............................. 227,368,633 — — 227,368,633
Financials ........................... 1,039,530,283 — — 1,039,530,283
Health Care ......................... 1,531,625,470 — — 1,531,625,470
Industrials ........................... 1,644,443,050 — — 1,644,443,050
Information Technology ................ 3,312,651,918 — — 3,312,651,918
Materials ........................... 78,573,257 — — 78,573,257
Utilities ............................. 104,870,201 — — 104,870,201
Securities Lending Collateral .............. — 114,295,284 — 114,295,284
Total Investments ....................... $10,605,959,308 $114,295,284 $— $10,720,254,592
Financial Instruments
Liabilities
Futures Contracts** ..................... (571,429) — — (571,429)
Total Other Financial Instruments .......... $(571,429) $– $– $(571,429)
**
Valued at the unrealized appreciation (depreciation) on the investment.

51
Dimensional US Large Cap Value ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (5.4%)
Alphabet, Inc., Class A 8,944 $ 3,023,072
Alphabet, Inc., Class C 11,281 3,818,957
AT&T, Inc. 2,148,937 56,323,639
#*Charter Communications, Inc.,
Class A 37,495 7,728,469
Comcast Corp., Class A 1,039,682 30,930,539
Electronic Arts, Inc. 106,272 21,670,986
Fox Corp., Class A 111,312 8,101,287
Fox Corp., Class B 95,148 6,238,854
*Liberty Media Corp.-Liberty
Formula One 1,097 87,420
*Liberty Media Corp.-Liberty
Formula One, Class C 43,134 3,753,521
News Corp., Class A 56,372 1,523,735
#News Corp., Class B 18,165 564,932
Omnicom Group, Inc. 53,317 4,107,542
*Pinterest, Inc., Class A 57,260 1,267,164
*Take-Two Interactive Software,
Inc. 196 43,179
T-Mobile US, Inc. 138,164 27,247,322
Verizon Communications, Inc. 1,298,512 57,809,754
*Versant Media Group, Inc. 42,884 1,397,161
Walt Disney Co. (The) 242,147 27,314,182
*Warner Bros Discovery, Inc. 411,953 11,345,186
TOTAL COMMUNICATION
SERVICES 274,296,901
CONSUMER DISCRETIONARY — (4.1%)
*Amazon.com, Inc. 20,506 4,907,086
*Aptiv PLC 63,249 4,791,112
Aramark 7,356 283,132
Autoliv, Inc. 791 95,901
Best Buy Co., Inc. 19,247 1,252,980
BorgWarner, Inc. 15,828 750,405
*Carnival Corp. 517,518 15,535,890
D.R. Horton, Inc. 158,102 23,531,902
*Deckers Outdoor Corp. 2,681 319,951
#Dick's Sporting Goods, Inc. 22,786 4,602,772
eBay, Inc. 91,944 8,387,132
*Flutter Entertainment PLC, Class
DI 31,167 5,147,230
Ford Motor Co. 2,479,746 34,418,874
Garmin, Ltd. 62,246 12,551,283
General Motors Co. 546,898 45,939,432
Gentex Corp. 148 3,405
Genuine Parts Co. 51,139 7,107,810
Hasbro, Inc. 536 47,870
#Hyatt Hotels Corp., Class A 1,664 260,200
Lennar Corp., Class A 44,774 4,896,037
#Lennar Corp., Class B 212 21,467
*Lululemon Athletica, Inc. 10,709 1,868,720
*Mohawk Industries, Inc. 1,223 144,779
NIKE, Inc., Class B 2,413 149,147
*NVR, Inc. 853 6,513,278
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Penske Automotive Group, Inc. 1,611 $ 252,589
PulteGroup, Inc. 118,277 14,795,270
Ralph Lauren Corp., Class A 3,080 1,088,503
#*Rivian Automotive, Inc., Class A 109,545 1,615,789
Somnigroup International, Inc. 25,567 2,246,061
Toll Brothers, Inc. 12,839 1,855,107
#*TopBuild Corp. 1,240 580,382
TOTAL CONSUMER
DISCRETIONARY 205,961,496
CONSUMER STAPLES — (3.9%)
Archer-Daniels-Midland Co. 86,387 5,814,709
#Brown-Forman Corp., Class B 322 8,813
Bunge Global SA 9,061 1,031,867
#Casey's General Stores, Inc. 21,397 12,977,280
Church & Dwight Co., Inc. 27,909 2,686,241
Constellation Brands, Inc., Class
A 64,468 10,102,136
Dollar General Corp. 72,564 10,407,854
*Dollar Tree, Inc. 51,621 6,070,113
Estee Lauder Cos., Inc. (The),
Class A 11,041 1,272,806
General Mills, Inc. 274,488 12,697,815
Kenvue, Inc. 1,029,793 17,918,398
Keurig Dr Pepper, Inc. 265,404 7,282,686
#Kraft Heinz Co. (The) 223,649 5,309,427
Kroger Co. (The) 400,379 25,163,820
McCormick & Co., Inc. 51,333 3,173,919
#Molson Coors Beverage Co.,
Class B 622 29,881
Mondelez International, Inc.,
Class A 388,632 22,723,313
*Performance Food Group Co. 15,677 1,496,370
Procter & Gamble Co. (The) 179,628 27,262,142
Target Corp. 117,648 12,408,335
Tyson Foods, Inc., Class A 88,618 5,789,414
*US Foods Holding Corp. 95,582 7,992,567
TOTAL CONSUMER STAPLES 199,619,906
ENERGY — (13.3%)
*Antero Resources Corp. 6,279 228,367
Baker Hughes Co., Class A 667,242 37,392,242
Cheniere Energy, Inc. 11,019 2,330,739
Chevron Corp. 600,284 106,190,240
#ConocoPhillips 382,750 39,894,033
Coterra Energy, Inc. 315,372 9,098,482
Devon Energy Corp. 237,473 9,548,789
Diamondback Energy, Inc. 110,915 18,184,514
EOG Resources, Inc. 287,552 32,243,206
EQT Corp. 145,142 8,379,048
Expand Energy Corp. 40,552 4,558,450
Exxon Mobil Corp. 1,407,817 199,065,324
Halliburton Co. 268,558 9,002,064
Kinder Morgan, Inc. 578,051 17,624,775
Marathon Petroleum Corp. 177,875 31,339,796
#Occidental Petroleum Corp. 389,914 17,698,197

52
Dimensional US Large Cap Value ETF
continued
Shares Value
ENERGY — (Continued)
#ONEOK, Inc. 188,818 $ 14,952,497
Ovintiv, Inc. 35,344 1,536,404
Phillips 66 149,106 21,405,657
SLB, Ltd. 580,380 28,078,784
TechnipFMC PLC 34,849 1,941,786
Valero Energy Corp. 156,263 28,350,796
Williams Cos., Inc. (The) 524,262 35,261,862
TOTAL ENERGY 674,306,052
FINANCIALS — (22.4%)
Aflac, Inc. 188,965 20,965,667
Allstate Corp. (The) 148,003 29,451,117
Ally Financial, Inc. 18,686 790,044
American Financial Group, Inc. 688 89,626
American International Group,
Inc. 251,542 18,835,465
*Arch Capital Group, Ltd. 176,238 16,925,898
Arthur J. Gallagher & Co. 3,090 770,553
Bank of America Corp. 716,643 38,125,408
Bank of New York Mellon Corp.
(The) 201,578 24,173,234
*Berkshire Hathaway, Inc., Class
B 185,515 89,145,523
Blackrock, Inc. 11,705 13,097,193
*Block, Inc., Class A 105,160 6,354,819
Capital One Financial Corp. 56,710 12,415,520
Carlyle Group, Inc. (The) 33,801 1,986,823
Charles Schwab Corp. (The) 54,493 5,662,913
Chubb, Ltd. 81,379 25,191,683
Cincinnati Financial Corp. 29,659 4,771,836
Citigroup, Inc. 183,140 21,191,129
Citizens Financial Group, Inc. 66,884 4,212,354
CME Group, Inc., Class A 9,411 2,720,344
Corebridge Financial, Inc. 100,302 3,092,311
East West Bancorp, Inc. 8,123 929,596
Everest Group, Ltd. 6,441 2,133,774
F&G Annuities & Life, Inc. 2,371 69,921
Fidelity National Financial, Inc. 25,055 1,362,741
Fidelity National Information
Services, Inc. 279,722 15,454,640
Fifth Third Bancorp 303,368 15,235,141
First Citizens BancShares, Inc.,
Class A 3,816 7,897,479
*Fiserv, Inc. 128,540 8,191,854
Global Payments, Inc. 19,086 1,369,230
Globe Life, Inc. 8,772 1,230,010
Goldman Sachs Group, Inc. (The) 59,164 55,342,597
Hartford Insurance Group, Inc.
(The) 174,503 23,568,375
Huntington Bancshares, Inc. 602,139 10,525,390
Intercontinental Exchange, Inc. 60,651 10,539,931
Invesco, Ltd. 8,301 226,534
JPMorgan Chase & Co. 741,638 226,859,648
KeyCorp 118,177 2,543,169
Loews Corp. 56,261 5,939,474
M&T Bank Corp. 35,895 7,953,255
*Markel Group, Inc. 4,379 8,935,963
MetLife, Inc. 377,887 29,807,727
Morgan Stanley 349,561 63,899,751
Shares Value
FINANCIALS — (Continued)
Nasdaq, Inc. 10,205 $ 988,762
Northern Trust Corp. 76,188 11,384,773
PayPal Holdings, Inc. 454,078 23,925,370
PNC Financial Services Group,
Inc. (The) 58,383 13,036,924
Principal Financial Group, Inc. 99,111 9,387,794
Progressive Corp. (The) 18,623 3,873,584
Prudential Financial, Inc. 177,729 19,747,469
Raymond James Financial, Inc. 123,377 20,463,309
Regions Financial Corp. 426,883 12,166,165
Reinsurance Group of America,
Inc. 1,856 376,304
RenaissanceRe Holdings, Ltd. 3,023 851,579
Rocket Cos., Inc., Class A 13,484 241,768
State Street Corp. 115,388 15,099,674
Synchrony Financial 205,011 14,889,949
#T. Rowe Price Group, Inc. 63,180 6,676,862
Travelers Cos., Inc. (The) 108,398 30,840,315
Truist Financial Corp. 216,325 11,123,431
Unum Group 35,280 2,680,222
US Bancorp 446,768 25,068,152
W. R. Berkley Corp. 118,488 8,125,907
Webster Financial Corp. 2,901 190,799
Wells Fargo & Co. 657,295 59,478,625
Willis Towers Watson PLC 10,543 3,347,086
TOTAL FINANCIALS 1,133,950,483
HEALTH CARE — (14.5%)
Abbott Laboratories 326,312 35,665,902
Agilent Technologies, Inc. 59,000 7,897,150
Becton Dickinson & Co. 110,352 22,454,425
*Biogen, Inc. 16,774 3,017,475
*BioMarin Pharmaceutical, Inc. 1,028 58,123
*Boston Scientific Corp. 183,484 17,161,258
Bristol-Myers Squibb Co. 481,387 26,500,354
*Charles River Laboratories
International, Inc. 677 142,495
Cigna Group (The) 102,196 28,012,946
CVS Health Corp. 228,082 16,996,671
Danaher Corp. 76,234 16,686,860
*Edwards Lifesciences Corp. 166,776 13,568,895
Elevance Health, Inc. 47,949 16,577,887
GE HealthCare Technologies, Inc. 293,495 23,177,300
Gilead Sciences, Inc. 127,204 18,056,608
#*GRAIL, Inc. 321 31,400
*Hologic, Inc. 48,421 3,628,185
Humana, Inc. 37,945 7,406,864
*Incyte Corp. 28,807 2,882,716
*IQVIA Holdings, Inc. 47,838 11,009,916
Johnson & Johnson 615,299 139,826,698
Labcorp Holdings, Inc. 30,052 8,159,719
Medtronic PLC 293,594 30,228,438
Merck & Co., Inc. 459,729 50,694,317
*Neurocrine Biosciences, Inc. 4,061 552,540
Pfizer, Inc. 1,531,861 40,502,405
Quest Diagnostics, Inc. 71,312 13,337,483
Regeneron Pharmaceuticals, Inc. 9,872 7,319,594
#ResMed, Inc. 35,748 9,234,066
*Solventum Corp. 4,140 318,656

53
Dimensional US Large Cap Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
STERIS PLC 44,417 $ 11,663,904
Stryker Corp. 31,839 11,766,421
*Tenet Healthcare Corp. 32,645 6,179,046
Thermo Fisher Scientific, Inc. 70,314 40,684,384
#*United Therapeutics Corp. 12,210 5,732,473
UnitedHealth Group, Inc. 268,068 76,916,751
Universal Health Services, Inc.,
Class B 8,657 1,742,308
*Veeva Systems, Inc., Class A 2,739 558,537
*Vertex Pharmaceuticals, Inc. 9,990 4,694,301
Viatris, Inc. 67,517 883,797
West Pharmaceutical Services,
Inc. 2,776 641,589
Zimmer Biomet Holdings, Inc. 63,679 5,544,531
TOTAL HEALTH CARE 738,115,388
INDUSTRIALS — (14.4%)
*AeroVironment, Inc. 16 4,454
*Amentum Holdings, Inc. 14,938 534,482
AMETEK, Inc. 109,517 24,529,618
*API Group Corp. 29,476 1,225,317
*Builders FirstSource, Inc. 8,009 916,230
Carlisle Cos., Inc. 2,371 808,250
Carrier Global Corp. 245,820 14,645,956
*Clean Harbors, Inc. 4,337 1,127,230
CNH Industrial NV 81,697 879,060
*Copart, Inc. 144,531 5,865,068
CSX Corp. 985,225 37,202,096
Cummins, Inc. 82,821 47,938,451
Curtiss-Wright Corp. 582 382,194
Deere & Co. 69,461 36,675,408
Delta Air Lines, Inc. 396,639 26,134,544
Dover Corp. 67,619 13,624,552
Eaton Corp. PLC 22,600 7,942,092
Emerson Electric Co. 187,846 27,605,848
Equifax, Inc. 22,428 4,516,999
Expeditors International of
Washington, Inc. 1,122 180,126
FedEx Corp. 122,037 39,326,423
Fortive Corp. 90,073 4,756,755
Fortune Brands Innovations, Inc. 5,460 295,386
General Dynamics Corp. 73,256 25,719,449
Graco, Inc. 10,918 953,469
*GXO Logistics, Inc. 112 6,338
Hubbell, Inc., Class B 3,281 1,600,931
Huntington Ingalls Industries, Inc. 70 29,436
IDEX Corp. 6,967 1,383,298
Ingersoll Rand, Inc. 135,885 11,698,340
Jacobs Solutions, Inc. 29,562 3,998,556
JB Hunt Transport Services, Inc. 23,076 4,677,967
Johnson Controls International
PLC 119,265 14,223,544
Knight-Swift Transportation
Holdings, Inc., Class A 2,114 116,481
L3Harris Technologies, Inc. 61,350 21,033,847
Leidos Holdings, Inc. 65,519 12,335,917
*MasTec, Inc. 5,254 1,263,482
*Nextpower, Inc., Class A 5,573 652,543
Nordson Corp. 5,749 1,578,273
Shares Value
INDUSTRIALS — (Continued)
Norfolk Southern Corp. 140,363 $ 40,879,320
Northrop Grumman Corp. 45,566 31,543,519
nVent Electric PLC 16,615 1,865,200
Otis Worldwide Corp. 27,323 2,333,931
PACCAR, Inc. 292,199 35,914,179
Parker-Hannifin Corp. 9,700 9,077,648
Pentair PLC 80,554 8,487,975
Quanta Services, Inc. 6,082 2,886,700
Republic Services, Inc., Class A 93,371 20,083,168
RTX Corp. 269,238 54,097,991
Snap-on, Inc. 31,575 11,559,923
Southwest Airlines Co. 173,656 8,252,133
SS&C Technologies Holdings,
Inc. 120,273 9,849,156
Stanley Black & Decker, Inc. 3,079 242,194
Textron, Inc. 87,729 7,725,416
TransUnion 57,264 4,525,001
*Uber Technologies, Inc. 84,848 6,792,082
*U-Haul Holding Co. 1,688 95,456
*United Airlines Holdings, Inc. 176,728 18,082,809
United Parcel Service, Inc., Class
B 45,434 4,825,999
United Rentals, Inc. 31,246 24,436,247
#Watsco, Inc. 288 111,298
Westinghouse Air Brake
Technologies Corp. 71,205 16,387,119
Xylem, Inc. 82,585 11,385,994
TOTAL INDUSTRIALS 729,828,868
INFORMATION TECHNOLOGY — (13.1%)
Accenture PLC, Class A 81,693 21,537,542
*Advanced Micro Devices, Inc. 95,484 22,603,927
*Akamai Technologies, Inc. 8,533 828,981
Amdocs, Ltd. 79,583 6,521,031
Analog Devices, Inc. 111,682 34,719,700
Applied Materials, Inc. 4,799 1,546,814
*Arrow Electronics, Inc. 40 5,300
Cisco Systems, Inc. 1,239,342 97,065,265
Cognizant Technology Solutions
Corp., Class A 350,244 28,741,023
*Coherent Corp. 5,065 1,074,692
Corning, Inc. 319,983 33,038,245
#Entegris, Inc. 6,238 736,521
*F5, Inc. 12,133 3,343,976
*First Solar, Inc. 44,671 10,074,204
*Flex, Ltd. 167,602 10,565,630
#*GLOBALFOUNDRIES, Inc. 17,131 722,928
Hewlett Packard Enterprise Co. 619,085 13,322,709
*Intel Corp. 289,156 13,437,079
*Keysight Technologies, Inc. 57,079 12,347,900
Marvell Technology, Inc. 98,937 7,808,108
Microchip Technology, Inc. 28,167 2,138,439
Micron Technology, Inc. 317,273 131,630,222
NXP Semiconductors NV 102,985 23,289,028
*Okta, Inc., Class A 13,889 1,173,343
*ON Semiconductor Corp. 76,798 4,599,432
*PTC, Inc. 7,627 1,190,803
Qnity Electronics, Inc. 62,086 5,971,431
QUALCOMM, Inc. 175,196 26,557,962

54
Dimensional US Large Cap Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Ralliant Corp. 34,746 $ 1,840,496
Roper Technologies, Inc. 18,111 6,723,346
Salesforce, Inc. 177,926 37,771,911
*Sandisk Corp. 32,182 18,544,877
#*Super Micro Computer, Inc. 38,244 1,113,283
TD SYNNEX Corp. 1,060 168,190
TE Connectivity PLC 195,356 43,521,410
*Teledyne Technologies, Inc. 6,023 3,736,067
Teradyne, Inc. 192 46,282
*Trimble, Inc. 27,495 1,858,662
*Twilio, Inc., Class A 13,113 1,579,592
*Unity Software, Inc. 652 18,973
Western Digital Corp. 114,055 28,539,983
*Zebra Technologies Corp. 1,560 366,569
*Zoom Communications, Inc.,
Class A 32,339 2,978,422
TOTAL INFORMATION
TECHNOLOGY 665,400,298
MATERIALS — (7.3%)
Air Products and Chemicals, Inc. 83,973 22,882,642
Albemarle Corp. 1,089 185,816
Alcoa Corp. 575 32,666
Amcor PLC 89,482 3,959,579
Ball Corp. 54,209 3,082,866
CF Industries Holdings, Inc. 47,550 4,433,086
Corteva, Inc. 172,941 12,590,105
CRH PLC 257,189 31,482,505
Crown Holdings, Inc. 3,964 414,952
DuPont de Nemours, Inc. 123,820 5,438,174
Freeport-McMoRan, Inc. 728,013 43,848,223
International Flavors &
Fragrances, Inc. 22,128 1,544,756
#International Paper Co. 95,511 3,851,004
Shares Value
MATERIALS — (Continued)
Linde PLC 130,915 $ 59,824,228
Martin Marietta Materials, Inc. 31,211 20,348,011
Newmont Corp. 523,718 58,839,717
Nucor Corp. 117,422 20,868,238
Packaging Corp. of America 54,775 12,190,176
PPG Industries, Inc. 124,788 14,429,236
Reliance, Inc. 14,342 4,725,689
RPM International, Inc. 4,712 503,996
Smurfit Westrock PLC 132,679 5,523,427
Steel Dynamics, Inc. 90,523 16,255,215
Vulcan Materials Co. 79,085 23,768,206
TOTAL MATERIALS 371,022,513
REAL ESTATE — (0.4%)
*CBRE Group, Inc., Class A 89,441 15,234,486
*CoStar Group, Inc. 71,946 4,424,679
*Jones Lang LaSalle, Inc. 2,743 981,747
*Zillow Group, Inc., Class A 730 45,435
*Zillow Group, Inc., Class C 16,637 1,048,630
TOTAL REAL ESTATE 21,734,977
TOTAL COMMON STOCKS 5,014,236,882
RIGHT/WARRANT — (0.0%)
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 23,156 12,273
TOTAL RIGHT/WARRANT 12,273
TOTAL INVESTMENT SECURITIES — (98.8%)
(Cost $4,211,071,038) 5,014,249,155
SECURITIES LENDING COLLATERAL — (1.2%)
@§The DFA Short Term
Investment Fund 5,149,302 59,577,428
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,270,648,466) $ 5,073,826,583
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 274,296,901 $ — $ — $ 274,296,901
Consumer Discretionary ................ 205,961,496 — — 205,961,496
Consumer Staples .................... 199,619,906 — — 199,619,906
Energy ............................. 674,306,052 — — 674,306,052

55
Dimensional US Large Cap Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Financials ........................... $ 1,133,950,483 $ — $ — $ 1,133,950,483
Health Care ......................... 738,115,388 — — 738,115,388
Industrials ........................... 729,828,868 — — 729,828,868
Information Technology ................ 665,400,298 — — 665,400,298
Materials ........................... 371,022,513 — — 371,022,513
Real Estate .......................... 21,734,977 — — 21,734,977
Right/Warrant
Financials ........................... — 12,273 — 12,273
Securities Lending Collateral .............. — 59,577,428 — 59,577,428
Total Investments ....................... $5,014,236,882 $59,589,701 $— $5,073,826,583

56
Dimensional US Small Cap Value ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (2.3%)
#*Advantage Solutions, Inc. 487,771 $ 526,793
*AMC Networks, Inc., Class A 53,615 413,372
*Angi, Inc., Class A 180,402 2,341,618
*Anterix, Inc. 14,788 388,407
#Array Digital Infrastructure, Inc. 133,017 6,410,089
ATN International, Inc. 67,552 1,634,083
*Bandwidth, Inc., Class A 118,899 1,661,019
#*Boston Omaha Corp., Class A 136,283 1,664,015
*Bumble, Inc., Class A 535,790 1,794,896
*BuzzFeed, Inc. 2,629 2,315
#Cable One, Inc. 20,208 1,636,646
*Cars.com, Inc. 305,612 3,471,752
*DHI Group, Inc. 134,000 233,160
*DoubleVerify Holdings, Inc. 306,158 3,312,630
*E.W. Scripps Co. (The), Class A 318,230 1,066,070
*Gaia, Inc., Class A 18,300 62,037
*GCI Liberty, Inc., Class A 5,744 215,228
*GCI Liberty, Inc., Class C 77,942 2,883,075
Gray Media, Inc. 552,118 2,490,052
John Wiley & Sons, Inc., Class A 72,277 2,257,211
*Liberty Broadband Corp., Class
A 27,867 1,338,173
*Liberty Broadband Corp., Class
C 191,764 9,225,766
*Liberty Global, Ltd., Class A 826,237 9,162,968
*Liberty Global, Ltd., Class C 706,231 7,825,039
*Liberty Latin America, Ltd., Class
A 288,143 2,224,464
*Liberty Latin America, Ltd., Class
C 672,776 5,234,197
*Lionsgate Studios Corp. 47,880 451,987
Marcus Corp. (The) 109,212 1,648,009
National CineMedia, Inc. 227,350 820,733
Nexstar Media Group, Inc., Class
A 24,244 5,148,941
Paramount Skydance Corp.,
Class B 29,018 325,292
*PubMatic, Inc., Class A 97,036 704,481
*Reservoir Media, Inc. 28,900 218,195
Saga Communications, Inc.,
Class A 22,279 253,535
#Scholastic Corp. 112,066 3,918,948
#Shenandoah
Telecommunications Co. 244,848 2,906,346
Shutterstock, Inc. 37,236 739,135
#Sinclair, Inc. 41,096 596,303
#Sirius XM Holdings, Inc. 616,799 12,551,860
#*Sphere Entertainment Co. 9,795 935,520
Spok Holdings, Inc. 15,385 211,851
#*Stagwell, Inc., Class A 196,368 1,180,172
*Starz Entertainment Corp. 3,203 31,998
*Teads Holding Co. 5,990 4,032
TEGNA, Inc. 734,760 14,078,002
Shares Value
COMMUNICATION SERVICES — (Continued)
Telephone and Data Systems,
Inc. 542,098 $ 24,464,883
*Urban One, Inc. 1,038 9,342
#*Vivid Seats, Inc., Class A 1,409 10,272
#*Ziff Davis, Inc. 196,093 7,494,674
#*ZoomInfo Technologies, Inc.,
Class A 1,042,636 8,393,220
TOTAL COMMUNICATION
SERVICES 156,572,806
CONSUMER DISCRETIONARY — (13.0%)
#*1-800-Flowers.com, Inc., Class
A 149,143 644,298
Academy Sports & Outdoors, Inc. 318,647 17,528,771
*Adient PLC 356,343 7,411,934
ADT, Inc. 2,874,197 22,993,576
*Adtalem Global Education, Inc. 14,068 1,456,741
#Advance Auto Parts, Inc. 87,008 4,177,254
#AMCON Distributing Co. 23 2,495
#*American Axle & Manufacturing
Holdings, Inc. 623,925 4,972,682
American Eagle Outfitters, Inc. 656,238 15,296,908
#*American Outdoor Brands, Inc. 56,722 513,901
*American Public Education, Inc. 35,199 1,470,614
Arko Corp. 131,198 696,661
*Asbury Automotive Group, Inc. 91,208 21,389,188
#*Barnes & Noble Education, Inc. 11,577 103,614
Bassett Furniture Industries, Inc. 31,393 496,009
*Beazer Homes USA, Inc. 40,331 869,940
#*Biglari Holdings, Inc., Class A 315 620,178
#*Biglari Holdings, Inc., Class B 5,370 2,013,911
#*Birkenstock Holding PLC 26,607 1,004,680
#*BJ's Restaurants, Inc. 70,922 2,965,958
#Bloomin' Brands, Inc. 91,280 547,680
BorgWarner, Inc. 992,232 47,041,719
Brunswick Corp. 127,549 10,231,981
*Caesars Entertainment, Inc. 96,804 2,003,843
Caleres, Inc. 159,634 1,950,727
*Callaway Golf Co 836,605 12,005,282
*Capri Holdings, Ltd. 47,898 1,081,058
*CarMax, Inc. 343,635 15,305,503
Carter's, Inc. 120,196 4,159,984
Century Communities, Inc. 155,885 9,817,637
Clarus Corp. 61,795 236,675
Columbia Sportswear Co. 145,411 8,038,320
*Cooper-Standard Holdings, Inc. 13,773 432,059
#Cracker Barrel Old Country
Store, Inc. 4,964 149,516
Crown Crafts, Inc. 7,328 21,618
*Culp, Inc. 1,206 4,245
Dana, Inc. 625,616 18,080,302
#Designer Brands, Inc., Class A 200,797 1,273,053
#*Destination XL Group, Inc. 152,713 104,303
#*Dream Finders Homes, Inc.,
Class A 160,197 2,946,023

57
Dimensional US Small Cap Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Duluth Holdings, Inc., Class B 6,637 $ 15,995
*El Pollo Loco Holdings, Inc. 157,821 1,598,727
Escalade, Inc. 8,879 129,101
Ethan Allen Interiors, Inc. 144,621 3,316,160
#*First Watch Restaurant Group,
Inc. 252,463 4,036,883
Flanigan's Enterprises, Inc. 169 5,497
Flexsteel Industries, Inc. 21,892 876,337
*Fox Factory Holding Corp. 148,404 2,730,634
*Funko, Inc., Class A 210,454 854,443
#*GameStop Corp., Class A 140,125 3,346,185
Gap, Inc. (The) 226,065 6,325,299
*Genesco, Inc. 46,277 1,338,794
Gentex Corp. 196,056 4,511,249
*Gentherm, Inc. 137,394 4,391,112
G-III Apparel Group, Ltd. 244,092 7,164,100
Gold.com, Inc., Class A 92,357 4,788,710
Golden Entertainment, Inc. 19,174 516,164
#*Goodyear Tire & Rubber Co.
(The) 1,348,823 12,692,424
Graham Holdings Co., Class B 16,796 19,594,717
*Green Brick Partners, Inc. 71,146 4,936,821
Group 1 Automotive, Inc. 59,228 20,982,111
#Hamilton Beach Brands Holding
Co., Class A 12,679 242,042
#Harley-Davidson, Inc. 594,589 11,772,862
Haverty Furniture Cos., Inc. 74,891 1,896,240
*Helen of Troy, Ltd. 78,398 1,298,271
*Hilton Grand Vacations, Inc. 134,265 6,056,694
*Holley, Inc. 119,989 461,958
Hooker Furnishings Corp. 25,088 332,918
*Hovnanian Enterprises, Inc.,
Class A 5,352 602,903
J Jill, Inc. 1,500 23,415
JAKKS Pacific, Inc. 56,463 1,031,579
Jerash Holdings US, Inc. 5,674 17,362
Johnson Outdoors, Inc., Class A 16,130 732,141
#KB Home 120,825 6,952,271
#Kohl's Corp. 502,693 8,782,047
#Krispy Kreme, Inc. 438,210 1,380,362
#Lakeland Industries, Inc. 22,087 208,060
#*Lands' End, Inc. 13,002 230,916
*Latham Group, Inc. 171,612 1,079,439
La-Z-Boy, Inc. 234,396 8,534,358
LCI Industries 103,350 15,160,411
Lear Corp. 247,550 28,985,630
*Legacy Housing Corp. 73,829 1,531,952
*LGI Homes, Inc. 95,984 4,809,758
*Life Time Group Holdings, Inc. 486,888 14,202,523
Lifetime Brands, Inc. 77,032 242,651
#Lithia Motors, Inc., Class A 113,537 36,722,407
#LKQ Corp. 919,233 30,196,804
#*Lovesac Co. (The) 68,485 912,220
Macy's, Inc. 1,283,318 25,692,026
*Malibu Boats, Inc., Class A 86,561 2,813,233
#*MarineMax, Inc. 96,497 2,608,314
Marriott Vacations Worldwide
Corp. 162,891 8,846,610
#*MasterCraft Boat Holdings, Inc. 65,479 1,409,763
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Matthews International Corp.,
Class A 138,695 $ 3,646,292
Meritage Homes Corp. 242,819 16,878,349
*Mister Car Wash, Inc. 390,458 2,167,042
#*Mobileye Global, Inc., Class A 338,987 3,044,103
*Mohawk Industries, Inc. 283,231 33,528,886
Monro, Inc. 132,944 2,488,712
*Motorcar Parts of America, Inc. 80,275 997,818
Movado Group, Inc. 70,240 1,601,472
*National Vision Holdings, Inc. 45,079 1,187,832
Newell Brands, Inc. 1,837,776 7,810,548
*OneWater Marine, Inc., Class A 62,705 832,722
#*Outdoor Holding Co. 47,932 78,129
#Oxford Industries, Inc. 59,135 2,179,125
#Patrick Industries, Inc. 4,675 589,845
Penske Automotive Group, Inc. 52,341 8,206,545
Perdoceo Education Corp. 173,724 5,564,380
#*Petco Health & Wellness Co.,
Inc., Class A 1,106,044 2,975,258
*PetMed Express, Inc. 40,695 129,817
Phinia, Inc. 196,157 13,960,494
Polaris, Inc. 74,356 4,746,887
#*Portillo's, Inc., Class A 174,741 987,287
#*Pursuit Attractions and
Hospitality, Inc. 42,791 1,486,131
#PVH Corp. 224,034 13,970,760
Rocky Brands, Inc. 35,002 1,126,714
#*Sally Beauty Holdings, Inc. 465,342 7,082,505
Shoe Carnival, Inc. 133,963 2,553,335
#Signet Jewelers, Ltd. 135,544 12,506,645
Smith & Wesson Brands, Inc. 240,336 2,624,469
#Sonic Automotive, Inc., Class A 59,738 3,581,890
*Sportsman's Warehouse
Holdings, Inc. 148,956 204,070
Standard Motor Products, Inc. 126,006 5,031,420
*Stoneridge, Inc. 118,684 780,941
Strategic Education, Inc. 114,914 9,769,988
*Strattec Security Corp. 23,175 1,833,606
#*Stride, Inc. 61,114 5,170,244
Sturm Ruger & Co., Inc. 14,678 538,536
Superior Group of Cos., Inc. 63,591 633,366
*Target Hospitality Corp. 123,442 850,515
*Taylor Morrison Home Corp.,
Class A 489,173 29,815,094
#Thor Industries, Inc. 249,397 27,900,042
Toll Brothers, Inc. 25,486 3,682,472
*Tri Pointe Homes, Inc. 441,707 14,730,928
#*Under Armour, Inc., Class A 697,851 4,305,741
#*Under Armour, Inc., Class C 992,965 6,027,298
*Unifi, Inc. 2,051 7,917
*Universal Electronics, Inc. 35,609 140,656
Upbound Group, Inc. 135,455 2,560,100
*Urban Outfitters, Inc. 128,489 9,103,446
*Vera Bradley, Inc. 51,128 122,707
Visteon Corp. 89,960 8,173,766
Weyco Group, Inc. 32,081 1,014,401
#Whirlpool Corp. 127,606 10,207,204
Winnebago Industries, Inc. 125,685 5,770,198

58
Dimensional US Small Cap Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Zumiez, Inc. 76,185 $ 1,874,913
TOTAL CONSUMER
DISCRETIONARY 880,766,005
CONSUMER STAPLES — (4.9%)
Alico, Inc. 6,011 248,315
Andersons, Inc. (The) 182,927 11,339,645
#B&G Foods, Inc. 127,496 557,158
Calavo Growers, Inc. 38,981 991,677
#Cal-Maine Foods, Inc. 161,910 13,524,342
#Campbell's Co. (The) 118,247 3,308,551
*Central Garden & Pet Co. 67,486 2,283,051
*Central Garden & Pet Co., Class
A 272,945 8,371,223
*Coffee Holding Co., Inc. 31,127 99,295
Conagra Brands, Inc. 1,720,105 31,839,144
*Coty, Inc., Class A 791,813 2,510,047
*Darling Ingredients, Inc. 701,118 32,013,048
Dole PLC 498,641 7,943,351
Edgewell Personal Care Co. 200,267 3,897,196
Flowers Foods, Inc. 588,098 6,721,960
Fresh Del Monte Produce, Inc. 224,155 8,889,987
#*Grocery Outlet Holding Corp. 447,280 4,262,578
*HF Foods Group, Inc. 11,268 21,522
*Honest Co., Inc. (The) 3,568 8,813
Hormel Foods Corp. 130,872 3,220,760
Ingles Markets, Inc., Class A 68,408 5,121,023
Ingredion, Inc. 203,600 24,045,160
J&J Snack Foods Corp. 36,740 3,490,300
J.M. Smucker Co. (The) 204,101 21,402,031
John B. Sanfilippo & Son, Inc. 1,965 158,969
Limoneira Co. 4,057 58,421
#*Medifast, Inc. 54,112 619,041
MGP Ingredients, Inc. 77,319 1,926,016
*Mission Produce, Inc. 320,981 4,320,404
#Molson Coors Beverage Co.,
Class B 608,455 29,230,178
*Nature's Sunshine Products, Inc. 41,962 1,058,282
Nu Skin Enterprises, Inc., Class A 161,733 1,715,987
#*Olaplex Holdings, Inc. 60,081 94,928
#*Post Holdings, Inc. 259,346 26,533,689
PriceSmart, Inc. 24,219 3,444,184
Reynolds Consumer Products,
Inc. 38,672 896,030
Seaboard Corp. 3,904 19,841,221
*Seneca Foods Corp., Class A 23,973 2,860,698
*Simply Good Foods Co. (The) 260,051 4,881,157
*TreeHouse Foods, Inc. 209,374 5,158,975
*United Natural Foods, Inc. 291,306 10,845,322
Universal Corp. 140,934 7,975,455
*USANA Health Sciences, Inc. 70,342 1,526,422
Utz Brands, Inc. 46,187 486,811
Village Super Market, Inc., Class
A 51,755 1,845,583
#Weis Markets, Inc. 139,199 9,904,009
*Willamette Valley Vineyards, Inc. 1,849 5,159
TOTAL CONSUMER STAPLES 331,497,118
ENERGY — (11.5%)
*Amplify Energy Corp. 207,802 1,043,166
Shares Value
ENERGY — (Continued)
*Antero Resources Corp. 763,067 $ 27,752,747
#APA Corp. 1,460,730 38,577,879
Ardmore Shipping Corp. 234,058 3,024,029
#Atlas Energy Solutions, Inc.,
Class A 66,636 777,642
*Bristow Group, Inc. 163,040 7,167,238
#California Resources Corp. 368,767 19,729,035
Chord Energy Corp. 160,972 16,135,833
*Clean Energy Fuels Corp. 576,420 1,268,124
#*CNX Resources Corp. 695,591 26,988,931
#*Comstock Resources, Inc. 574,290 13,983,961
Core Laboratories, Inc. 4,548 88,868
#Core Natural Resources, Inc. 126,811 12,095,233
Crescent Energy Co., Class A 1,098,947 10,736,712
DHT Holdings, Inc. 792,627 11,358,345
*DMC Global, Inc. 60,215 517,849
Dorian LPG, Ltd. 207,170 6,117,730
Epsilon Energy, Ltd. 32,396 161,656
Evolution Petroleum Corp. 109,013 429,511
*Expro Group Holdings NV 577,368 9,243,662
*Forum Energy Technologies, Inc. 51,463 2,328,186
FutureFuel Corp. 128,100 421,449
#*Geospace Technologies Corp. 13,124 202,897
*Gran Tierra Energy, Inc. 51,535 279,835
Granite Ridge Resources, Inc. 538,913 2,705,343
*Green Plains, Inc. 66,046 756,887
*Gulfport Energy Corp. 35,382 7,223,943
*Helix Energy Solutions Group,
Inc. 721,502 5,728,726
Helmerich & Payne, Inc. 446,838 15,138,871
HF Sinclair Corp. 830,263 43,165,373
#HighPeak Energy, Inc. 7,414 33,734
*Innovex International, Inc. 194,709 4,838,519
International Seaways, Inc. 251,401 14,996,070
Kodiak Gas Services, Inc. 33,653 1,413,763
#*Kosmos Energy, Ltd. 425,273 671,931
Liberty Energy, Inc., Class A 748,019 18,438,668
Magnolia Oil & Gas Corp., Class
A 180,353 4,600,805
#Matador Resources Co. 564,867 25,554,583
#*MIND Technology, Inc. 10,570 92,487
#Murphy Oil Corp. 656,837 19,764,225
*Nabors Industries, Ltd. 22,466 1,501,627
NACCO Industries, Inc., Class A 17,799 876,245
*National Energy Services
Reunited Corp. 185,388 3,648,436
Natural Gas Services Group, Inc. 65,500 2,268,920
*NCS Multistage Holdings, Inc. 2 80
Noble Corp. PLC 644,313 22,950,429
#Nordic American Tankers, Ltd. 1,256,943 5,228,883
#Northern Oil & Gas, Inc. 444,410 11,110,250
NOV, Inc. 1,713,150 31,436,303
*Oil States International, Inc. 267,720 2,267,588
Ovintiv, Inc. 1,003,232 43,610,495
*Par Pacific Holdings, Inc. 61,794 2,332,106
Patterson-UTI Energy, Inc. 1,833,187 13,803,898
PBF Energy, Inc., Class A 438,455 14,670,704
#Peabody Energy Corp. 555,131 19,573,919

59
Dimensional US Small Cap Value ETF
continued
Shares Value
ENERGY — (Continued)
Permian Resources Corp., Class
A 2,640,274 $ 42,587,620
*PrimeEnergy Resources Corp. 9,459 1,731,848
#*ProFrac Holding Corp., Class A 32,984 171,847
*ProPetro Holding Corp. 541,044 6,216,596
#Range Resources Corp. 589,463 22,311,175
Ranger Energy Services, Inc.,
Class A 103,226 1,591,745
*REX American Resources Corp. 136,238 4,606,207
Riley Exploration Permian, Inc. 91,033 2,553,476
#RPC, Inc. 1,088,417 7,237,973
*Rubico, Inc. 64 48
SandRidge Energy, Inc. 12,134 192,324
Scorpio Tankers, Inc. 238,356 15,164,209
*SEACOR Marine Holdings, Inc. 121,327 810,464
*Seadrill, Ltd. 277,989 10,697,017
#Select Water Solutions, Inc.,
Class A 580,820 7,022,114
#SFL Corp., Ltd., Class B 734,969 6,511,825
SM Energy Co. 1,070,690 20,846,325
Smart Sand, Inc. 51,930 241,474
*Stabilis Solutions, Inc. 500 2,780
*Talos Energy, Inc. 819,625 9,769,930
Teekay Corp., Ltd. 488,173 4,994,010
Teekay Tankers, Ltd., Class A 159,605 10,297,715
*Tidewater, Inc. 47,783 2,985,960
*TOP Ships, Inc. 3,844 19,643
#*Transocean, Ltd. 4,482,504 22,278,045
VAALCO Energy, Inc. 458,891 2,358,700
#*Valaris, Ltd. 282,265 16,295,158
#Vitesse Energy, Inc. 140,126 2,937,041
World Kinect Corp. 272,952 7,345,138
TOTAL ENERGY 780,612,736
FINANCIALS — (27.2%)
1st Source Corp. 76,316 5,138,356
*Acacia Research Corp. 180,688 719,138
ACNB Corp. 9,296 469,634
Affinity Bancshares, Inc. 455 9,177
Alerus Financial Corp. 32,257 794,167
Ally Financial, Inc. 103,119 4,359,871
Amalgamated Financial Corp. 94,336 3,664,010
Amerant Bancorp, Inc., Class A 135,594 2,942,390
Ameris Bancorp 307,542 24,794,036
AmeriServ Financial, Inc. 16,773 55,351
Ames National Corp. 1,725 45,022
Arrow Financial Corp. 15,767 533,082
Associated Banc-Corp. 791,473 21,575,554
Associated Capital Group, Inc.,
Class A 1,289 50,851
Assured Guaranty, Ltd. 226,449 19,214,198
Atlantic Union Bankshares Corp. 625,576 24,297,372
Axis Capital Holdings, Ltd. 216,372 22,325,263
Banc of California, Inc. 570,312 11,394,834
Bank of Marin Bancorp 45,649 1,225,676
Bank of the James Financial
Group, Inc. 37 699
#Bank OZK 549,300 26,124,708
BankUnited, Inc. 346,591 16,452,675
Shares Value
FINANCIALS — (Continued)
Bankwell Financial Group, Inc. 16,078 $ 774,799
Banner Corp. 154,719 9,567,823
Bar Harbor Bankshares 63,189 2,142,739
BayCom Corp. 40,470 1,180,915
BCB Bancorp, Inc. 72,464 571,741
Beacon Financial Corp. 327,346 9,280,259
*Blue Foundry Bancorp 49,797 654,831
Blue Ridge Bankshares, Inc. 25,608 108,834
#BOK Financial Corp. 250,658 32,570,501
Bread Financial Holdings, Inc. 244,231 17,716,517
*Bridgewater Bancshares, Inc. 57,289 1,100,522
*Brighthouse Financial, Inc. 283,780 18,178,947
#Burke & Herbert Financial
Services Corp. 12,364 809,595
Business First Bancshares, Inc. 79,206 2,231,233
*BV Financial, Inc. 16,916 323,434
Byline Bancorp, Inc. 199,895 6,382,647
C&F Financial Corp. 11,996 903,299
Cadence Bank 758,577 31,943,677
California Bancorp 16,199 291,420
Camden National Corp. 30,875 1,468,724
Capital City Bank Group, Inc. 29,630 1,237,349
Capitol Federal Financial, Inc. 521,628 3,797,452
*Carter Bankshares, Inc. 82,970 1,776,388
Cathay General Bancorp 323,087 16,535,593
CB Financial Services, Inc. 1,266 45,361
Central Pacific Financial Corp. 44,454 1,447,867
CF Bankshares, Inc. 4,949 144,065
Chemung Financial Corp. 9,212 559,813
ChoiceOne Financial Services,
Inc. 6,209 178,136
Citizens & Northern Corp. 19,601 446,119
Citizens Community Bancorp, Inc. 24,473 443,940
Citizens Financial Services, Inc. 2,954 186,840
Civista Bancshares, Inc. 66,405 1,602,353
CNB Financial Corp. 74,490 2,063,373
Colony Bankcorp, Inc. 47,072 916,021
Columbia Banking System, Inc. 1,211,116 35,655,255
#Comerica, Inc. 437,726 38,813,164
Community Trust Bancorp, Inc. 62,080 3,830,336
Community West Bancshares 42,712 1,023,807
ConnectOne Bancorp, Inc. 197,871 5,267,326
*Consumer Portfolio Services,
Inc. 1,379 11,901
*Customers Bancorp, Inc. 129,097 10,201,245
CVB Financial Corp. 614,583 12,113,431
Dime Community Bancshares,
Inc. 180,767 6,149,693
Donegal Group, Inc., Class A 98,992 1,848,181
Eagle Bancorp Montana, Inc. 23,980 520,606
Eagle Bancorp, Inc. 86,377 2,311,449
Eagle Financial Services, Inc. 91 3,486
Eastern Bankshares, Inc. 1,000,484 20,494,915
*eHealth, Inc. 100,745 285,108
#Employers Holdings, Inc. 108,720 4,742,366
Enact Holdings, Inc. 398,890 15,863,855
*Encore Capital Group, Inc. 71,326 3,937,195
Enterprise Financial Services
Corp. 169,393 9,714,689

60
Dimensional US Small Cap Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Equity Bancshares, Inc., Class A 21,889 $ 1,009,521
Essent Group, Ltd. 445,797 28,049,547
#*EZCORP, Inc., Class A 333,823 7,160,503
F&G Annuities & Life, Inc. 111,119 3,276,899
Farmers & Merchants Bancorp,
Inc. 5,875 157,626
Farmers National Banc Corp. 16,439 213,378
Fidelis Insurance Holdings, Ltd. 447,249 8,515,621
Financial Institutions, Inc. 50,129 1,651,249
Finward Bancorp 140 5,130
First American Financial Corp. 245,118 15,486,555
#First Bancorp 48,672 2,819,569
First Bancorp, Inc. (The) 1,128 30,851
First Bank 59,252 988,323
First Busey Corp. 385,929 9,513,150
First Business Financial Services,
Inc. 31,443 1,802,313
First Capital, Inc. 5 295
First Commonwealth Financial
Corp. 463,143 8,350,468
First Community Bankshares, Inc. 9,156 329,799
First Community Corp. 7,059 206,970
First Financial Bancorp 471,812 13,559,877
First Financial Corp. 46,695 3,042,646
*First Foundation, Inc. 7,330 46,032
First Hawaiian, Inc. 580,698 15,417,532
First Horizon Corp. 619,642 15,175,033
First Internet Bancorp 26,651 580,725
First Interstate BancSystem, Inc.,
Class A 479,104 16,993,819
First Merchants Corp. 267,700 10,643,752
First Mid Bancshares, Inc. 86,134 3,626,241
First Northwest Bancorp 17,431 181,805
First United Corp. 23,161 887,761
First US Bancshares, Inc. 244 3,575
*First Western Financial, Inc. 12,408 312,061
#*Firstsun Capital Bancorp 59,843 2,362,602
Flushing Financial Corp. 87,061 1,374,693
FNB Corp. 1,635,493 28,702,902
Franklin Financial Services Corp. 2,137 109,008
Franklin Resources, Inc. 560,380 14,917,316
FS Bancorp, Inc. 18,320 769,074
Fulton Financial Corp. 914,680 18,888,142
FVCBankcorp, Inc. 9,887 149,689
*Genworth Financial, Inc., Class A 1,907,323 15,907,074
German American Bancorp, Inc. 2,642 111,149
Great Southern Bancorp, Inc. 30,191 1,853,124
*Green Dot Corp., Class A 286,552 3,490,203
*Greenlight Capital Re, Ltd.,
Class A 134,763 1,869,163
*Hamilton Insurance Group, Ltd.,
Class B 110,458 3,065,210
Hancock Whitney Corp. 388,482 26,727,562
Hanmi Financial Corp. 126,398 3,358,395
Hanover Bancorp, Inc. 6,699 154,747
Hawthorn Bancshares, Inc. 848 30,028
HBT Financial, Inc. 9,080 244,978
Hennessy Advisors, Inc. 243 2,488
Heritage Commerce Corp. 244,155 3,108,093
Shares Value
FINANCIALS — (Continued)
Heritage Financial Corp. 132,726 $ 3,425,658
*Heritage Insurance Holdings, Inc. 7,700 200,739
Home Bancorp, Inc. 29,008 1,731,488
Home BancShares, Inc. 190,659 5,510,045
HomeTrust Bancshares, Inc. 66,138 2,851,871
Hope Bancorp, Inc. 532,274 6,376,643
Horace Mann Educators Corp. 117,803 5,278,752
Horizon Bancorp, Inc. 188,573 3,322,656
IF Bancorp, Inc. 43 1,166
Independent Bank Corp. 197,428 15,948,234
Independent Bank Corp. 17,006 597,761
International Bancshares Corp. 35,523 2,473,822
Invesco, Ltd. 1,826,200 49,836,998
Investar Holding Corp. 35,909 1,021,611
Jackson Financial, Inc., Class A 330,885 39,348,844
James River Group Holdings, Inc. 15,796 105,991
Janus Henderson Group PLC 338,383 16,286,374
Kearny Financial Corp. 265,738 2,070,099
Kemper Corp. 159,717 6,294,447
Lake Shore Bancorp, Inc. 14 214
Landmark Bancorp, Inc. 1,917 51,740
LCNB Corp. 29,245 500,382
*LendingClub Corp. 205,513 3,475,225
#Lincoln National Corp. 669,837 27,871,918
Live Oak Bancshares, Inc. 50,728 2,027,091
Magyar Bancorp, Inc. 422 7,436
MainStreet Bancshares, Inc. 11,890 254,565
#Mechanics Bancorp 35,597 533,599
Mercantile Bank Corp. 75,569 3,928,077
Merchants Bancorp 154,299 6,397,237
Meridian Corp. 37,943 718,261
Metropolitan Bank Holding Corp. 43,236 4,003,654
MGIC Investment Corp. 1,114,347 29,998,221
Mid Penn Bancorp, Inc. 57,901 1,910,154
Middlefield Banc Corp. 1,238 41,523
Midland States Bancorp, Inc. 59,353 1,356,216
MidWestOne Financial Group,
Inc. 26,463 1,225,766
MVB Financial Corp. 24,736 698,545
National Bank Holdings Corp.,
Class A 160,824 6,461,908
Navient Corp. 409,057 4,012,849
NB Bancorp, Inc. 20,456 444,304
NBT Bancorp, Inc. 50,514 2,244,337
Nelnet, Inc., Class A 115,501 15,234,582
Nicolet Bankshares, Inc. 12,498 1,824,458
*NMI Holdings, Inc., Class A 236,390 9,153,021
Northeast Community Bancorp,
Inc. 40,494 955,658
Northfield Bancorp, Inc. 164,350 2,024,792
Northwest Bancshares, Inc. 632,016 8,140,366
Norwood Financial Corp. 34 1,035
Oak Valley Bancorp 556 17,764
OceanFirst Financial Corp. 234,037 4,388,194
*Octave Specialty Group, Inc. 68,078 386,002
OFG Bancorp 28,787 1,160,116
Ohio Valley Banc Corp. 658 27,077
#Old National Bancorp 1,580,230 38,605,019

61
Dimensional US Small Cap Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Old Republic International Corp. 55,775 $ 2,184,707
Old Second Bancorp, Inc. 218,619 4,337,401
*Onity Group, Inc. 33,404 1,510,529
OP Bancorp 47,036 657,563
*Oportun Financial Corp. 38,148 206,762
Oppenheimer Holdings, Inc.,
Class A 8,625 724,759
*OptimumBank Holdings, Inc. 1,341 6,316
Origin Bancorp, Inc. 120,977 5,181,445
Orrstown Financial Services, Inc. 64,194 2,312,268
Parke Bancorp, Inc. 41,379 1,130,060
#*Paysafe, Ltd. 239,606 1,643,697
PCB Bancorp 44,287 993,800
Peapack-Gladstone Financial
Corp. 70,072 2,222,684
PennyMac Financial Services,
Inc. 10,989 1,098,021
Peoples Bancorp of North
Carolina, Inc. 1,467 53,736
Peoples Bancorp, Inc. 174,631 5,679,000
Peoples Financial Services Corp. 23,701 1,234,822
Pinnacle Financial Partners, Inc. 327,080 31,102,037
*Ponce Financial Group, Inc. 37,561 630,274
Popular, Inc. 239,172 31,936,637
*PRA Group, Inc. 119,844 1,532,805
Preferred Bank/Los Angeles CA 300 25,731
Primis Financial Corp. 98,274 1,324,734
Princeton Bancorp, Inc. 14,411 522,111
*ProAssurance Corp. 187,145 4,532,652
Prosperity Bancshares, Inc. 408,813 28,212,185
Provident Financial Holdings, Inc. 2,177 35,180
Provident Financial Services, Inc. 629,845 13,944,768
QCR Holdings, Inc. 72,608 6,553,598
Radian Group, Inc. 544,313 17,907,898
RBB Bancorp 47,227 979,488
Red River Bancshares, Inc. 1,433 119,025
Regional Management Corp. 43,488 1,611,230
Reinsurance Group of America,
Inc. 850 172,338
RenaissanceRe Holdings, Ltd. 9,028 2,543,188
Renasant Corp. 419,541 15,820,891
#*Repay Holdings Corp., Class A 247,653 864,309
Republic Bancorp, Inc., Class A 25,779 1,871,813
*Rhinebeck Bancorp, Inc. 6 70
Richmond Mutual Bancorp, Inc. 3,013 42,272
Riverview Bancorp, Inc. 94,210 487,066
S&T Bancorp, Inc. 167,469 7,140,878
Safety Insurance Group, Inc. 15,118 1,189,787
#SB Financial Group, Inc. 15,360 350,669
Seacoast Banking Corp. of
Florida 158,805 5,310,439
*Security National Financial
Corp., Class A 53,916 475,539
Selective Insurance Group, Inc. 74 6,222
Shore Bancshares, Inc. 126,432 2,398,415
Sierra Bancorp 57,967 2,052,611
Simmons First National Corp.,
Class A 617,261 12,548,916
*SiriusPoint, Ltd. 525,939 10,734,415
Shares Value
FINANCIALS — (Continued)
SmartFinancial, Inc. 63,287 $ 2,526,417
South Plains Financial, Inc. 17,935 747,172
*Southern First Bancshares, Inc. 20,069 1,102,591
Southern Missouri Bancorp, Inc. 17,073 1,068,258
Southside Bancshares, Inc. 97,938 3,152,624
SOUTHSTATE BANK Corp. 359,124 36,749,159
#SR Bancorp, Inc. 12,409 206,486
Stellar Bancorp, Inc. 224,524 8,338,821
*Sterling Bancorp, Inc. 65,995 –
Stewart Information Services
Corp. 55,210 3,722,810
*Summit State Bank 1,516 20,739
*Texas Capital Bancshares, Inc. 216,596 21,913,017
*Third Coast Bancshares, Inc. 42,718 1,732,642
Timberland Bancorp, Inc. 31,333 1,220,107
Tiptree, Inc. 3,806 68,051
Tompkins Financial Corp. 22,073 1,768,489
Towne Bank 340,978 11,934,230
TriCo Bancshares 129,925 6,472,863
TrustCo Bank Corp. 81,388 3,532,239
Trustmark Corp. 284,347 12,090,434
UMB Financial Corp. 176,005 22,377,276
United Bancshares, Inc. 388 15,621
United Bankshares, Inc. 630,149 26,674,207
United Community Banks, Inc. 542,932 18,693,149
United Fire Group, Inc. 102,801 3,694,668
United Security Bancshares 62,096 666,911
Unity Bancorp, Inc. 11,589 625,342
Univest Financial Corp. 122,110 4,046,725
Unum Group 1,422 108,029
US Global Investors, Inc., Class A 543 1,803
Valley National Bancorp 2,438,204 30,380,022
*Velocity Financial, Inc. 34,436 698,706
Virginia National Bankshares
Corp. 38 1,555
Virtus Investment Partners, Inc. 9,891 1,614,706
Voya Financial, Inc. 4,473 342,900
WaFd, Inc. 400,593 13,067,344
Walker & Dunlop, Inc. 22,023 1,385,026
Washington Trust Bancorp, Inc. 48,387 1,663,061
Waterstone Financial, Inc. 78,423 1,434,357
Webster Financial Corp. 695,230 45,725,277
WesBanco, Inc. 434,040 15,317,272
Westamerica Bancorp 8,767 443,435
Western Alliance Bancorp 260,654 23,237,304
Western New England Bancorp,
Inc. 91,047 1,222,761
Westwood Holdings Group, Inc. 195 3,570
White Mountains Insurance
Group, Ltd. 12,214 24,976,775
Wintrust Financial Corp. 189,768 27,988,882
WSFS Financial Corp. 263,481 17,055,125
Zions Bancorp NA 621,265 37,219,986
TOTAL FINANCIALS 1,843,762,675
HEALTH CARE — (7.0%)
#*Acadia Healthcare Co., Inc. 205,848 2,766,597
*Accendra Health, Inc. 280,347 619,567
Acme United Corp. 2,270 94,863

62
Dimensional US Small Cap Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
*AdaptHealth Corp., Class A 611,487 $ 6,145,444
*Addus HomeCare Corp. 5,913 611,877
*American Shared Hospital
Services 4,931 10,454
*AMN Healthcare Services, Inc. 33,844 720,877
*Amphastar Pharmaceuticals, Inc. 161,029 4,265,658
*Anika Therapeutics, Inc. 32,734 302,135
#*Astrana Health, Inc. 72,116 1,639,918
*Avanos Medical, Inc. 216,358 2,881,888
#*Avantor, Inc. 1,591,580 17,380,054
*Azenta, Inc. 203,592 7,915,657
#Baxter International, Inc. 863,241 17,325,247
*BioMarin Pharmaceutical, Inc. 278,142 15,726,149
*Bio-Rad Laboratories, Inc., Class
A 99,761 29,299,806
*Black Diamond Therapeutics,
Inc. 63,990 159,335
*CareCloud, Inc. 11,963 32,420
*CareDx, Inc. 32,778 673,588
*Castle Biosciences, Inc. 17,650 695,233
#*Certara, Inc. 547,973 4,816,683
*Charles River Laboratories
International, Inc. 60,023 12,633,641
CONMED Corp. 140,283 5,385,464
*Cross Country Healthcare, Inc. 89,071 830,142
*Cytek Biosciences, Inc. 18,244 91,220
#*DocGo, Inc. 179,231 137,398
*Elanco Animal Health, Inc. 2,142,248 51,585,332
*Emergent BioSolutions, Inc. 182,679 2,071,580
*Enhabit, Inc. 25,189 267,759
#*Enovis Corp. 254,738 5,614,425
*Entrada Therapeutics, Inc. 27,360 312,998
*Envista Holdings Corp. 734,559 17,240,100
*Evolent Health, Inc., Class A 158,270 508,047
*FONAR Corp. 20,053 373,788
*Globus Medical, Inc., Class A 95,181 8,631,013
#*GoodRx Holdings, Inc., Class A 220,646 500,866
*Harmony Biosciences Holdings,
Inc. 16,210 591,989
HealthStream, Inc. 9,644 214,965
*Henry Schein, Inc. 99 7,472
#*ICON PLC 244 43,981
*ICU Medical, Inc. 74,143 11,114,036
*Innoviva, Inc. 335,609 6,712,180
*Integer Holdings Corp. 90,592 7,868,821
*Integra LifeSciences Holdings
Corp. 343,751 3,829,386
*Jazz Pharmaceuticals PLC 184,930 30,419,136
*Keros Therapeutics, Inc. 11,766 210,729
*Kewaunee Scientific Corp. 7,230 285,874
*LifeStance Health Group, Inc. 706,713 4,996,461
*LivaNova PLC 50,435 3,314,084
*Molina Healthcare, Inc. 50,073 8,992,610
National HealthCare Corp. 67,881 9,714,450
*Neogen Corp. 826,840 8,450,305
*NeoGenomics, Inc. 33,506 404,082
*OmniAb, Inc.- Vesting 12.5 3,138 –
*OmniAb, Inc.- Vesting 15 3,138 –
*Omnicell, Inc. 204,172 9,902,342
Shares Value
HEALTH CARE — (Continued)
*OptimizeRx Corp. 4,225 $ 45,461
*OraSure Technologies, Inc. 144,562 403,328
*OrthoPediatrics Corp. 12,082 210,952
*Pacira BioSciences, Inc. 202,344 4,156,146
*Pediatrix Medical Group, Inc. 190,624 4,075,541
Perrigo Co. PLC 603,494 8,575,650
*Prestige Consumer Healthcare,
Inc. 187,449 12,084,837
*Puma Biotechnology, Inc. 82,003 531,379
*QuidelOrtho Corp. 297,347 8,078,918
*Quipt Home Medical Corp. 12,906 46,074
#Revvity, Inc. 194,687 21,181,946
Select Medical Holdings Corp. 330,551 4,974,792
#*Sensus Healthcare, Inc. 67,462 346,080
SIGA Technologies, Inc. 10,358 69,399
*Simulations Plus, Inc. 575 9,712
*Supernus Pharmaceuticals, Inc. 36,575 1,761,452
#*Surgery Partners, Inc. 584,250 8,681,955
*Tactile Systems Technology, Inc. 39,699 1,145,713
#*Teladoc Health, Inc. 774,164 4,219,194
Teleflex, Inc. 121,194 12,649,018
#*TruBridge, Inc. 14,413 278,891
Universal Health Services, Inc.,
Class B 44,960 9,048,650
Utah Medical Products, Inc. 11,371 694,313
*Vanda Pharmaceuticals, Inc. 69,011 520,343
*Varex Imaging Corp. 117,073 1,631,998
Viatris, Inc. 2,944,641 38,545,351
*Voyager Therapeutics, Inc. 41,544 162,022
TOTAL HEALTH CARE 471,469,241
INDUSTRIALS — (16.1%)
*AAR Corp. 87,385 9,254,945
ABM Industries, Inc. 296,991 13,673,466
ACCO Brands Corp. 390,171 1,525,569
Aebi Schmidt Holding AG 73,926 1,082,277
*AerSale Corp. 135,319 1,013,539
AGCO Corp. 254,789 28,895,620
Air Lease Corp., Class A 155,642 10,059,142
Alamo Group, Inc. 9,869 1,927,514
#*Alaska Air Group, Inc. 526,411 26,757,471
Albany International Corp., Class
A 11,462 636,026
Alight, Inc., Class A 2,077,736 3,178,936
*Allegiant Travel Co. 42,373 3,755,519
Allient, Inc. 25,492 1,555,267
*Amentum Holdings, Inc. 192,609 6,891,550
*Ameresco, Inc., Class A 105,703 3,312,732
*American Woodmark Corp. 73,137 4,343,606
Apogee Enterprises, Inc. 37,775 1,402,586
ArcBest Corp. 108,230 9,764,511
Arcosa, Inc. 202,817 23,216,462
Astec Industries, Inc. 96,439 4,698,508
*Asure Software, Inc. 72,380 696,296
Atkore, Inc. 99,488 6,909,442
#AZZ, Inc. 21,466 2,668,009
*BlueLinx Holdings, Inc. 37,994 2,642,863
Boise Cascade Co. 166,189 13,429,733
*Bowman Consulting Group, Ltd. 19,759 688,206

63
Dimensional US Small Cap Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*BrightView Holdings, Inc. 540,324 $ 7,218,729
*CACI International, Inc., Class A 975 605,065
#*Cadeler A/S, ADR 4,732 113,095
Civeo Corp. 49,443 1,251,897
#*Clarivate PLC 2,573,340 6,819,351
CNH Industrial NV 198,605 2,136,990
Columbus McKinnon Corp. 127,695 2,691,811
*Commercial Vehicle Group, Inc. 35,157 52,736
#CompX International, Inc. 4,175 97,277
#Concentrix Corp. 268,881 10,042,705
*Concrete Pumping Holdings, Inc. 162,616 939,920
*Conduent, Inc. 579,900 806,061
Copa Holdings SA, Class A 102,430 13,971,452
*Costamare Bulkers Holdings,
Ltd. 106,926 1,767,487
#Costamare, Inc. 534,652 8,971,461
Covenant Logistics Group, Inc.,
Class A 110,130 2,709,198
*Custom Truck One Source, Inc. 748,587 4,731,070
Deluxe Corp. 255,287 6,739,577
*Distribution Solutions Group, Inc. 564 16,012
*DLH Holdings Corp. 6,287 35,899
#*DNOW, Inc. 614,742 9,337,931
Douglas Dynamics, Inc. 2,012 75,812
*Ducommun, Inc. 40,005 4,534,567
Eastern Co. (The) 16,511 308,756
EnerSys 26,400 4,757,016
Ennis, Inc. 134,152 2,614,622
#*Enviri Corp. 190,964 3,613,039
Espey Mfg. & Electronics Corp. 3,657 193,346
EVI Industries, Inc. 352 9,046
#*First Advantage Corp. 159,481 2,152,994
*Fluor Corp. 493,112 22,776,843
*Forrester Research, Inc. 16,684 135,307
#*Frontier Group Holdings, Inc. 54,028 250,690
*Gates Industrial Corp. PLC 1,118,307 25,743,427
GATX Corp. 69,850 12,706,414
Genco Shipping & Trading, Ltd. 211,386 4,417,967
*Gencor Industries, Inc. 49,796 714,075
*Gibraltar Industries, Inc. 147,878 7,580,226
*Great Lakes Dredge & Dock
Corp. 379,613 5,686,603
Greenbrier Cos., Inc. (The) 173,661 8,755,988
*GXO Logistics, Inc. 363,882 20,592,082
*Hayward Holdings, Inc. 138,009 2,227,465
Heartland Express, Inc. 367,729 3,710,386
Helios Technologies, Inc. 139,269 9,021,846
Hillenbrand, Inc. 274,440 8,757,380
*Hillman Solutions Corp. 928,084 8,696,147
HNI Corp. 131,302 6,274,923
Hub Group, Inc., Class A 334,510 15,915,986
*Hudson Technologies, Inc. 113,085 810,819
Huntington Ingalls Industries, Inc. 54,346 22,853,036
*Hurco Cos., Inc. 21,412 354,154
Hyster-Yale, Inc. 42,152 1,409,984
ICF International, Inc. 72,331 6,744,866
Insteel Industries, Inc. 54,712 1,813,156
Interface, Inc., Class A 51,657 1,625,646
Shares Value
INDUSTRIALS — (Continued)
*Janus International Group, Inc. 240,681 $ 1,651,072
*JELD-WEN Holding, Inc. 86,030 234,002
#*JetBlue Airways Corp. 817,323 3,980,363
Kelly Services, Inc., Class A 84,127 907,730
#Kennametal, Inc. 407,606 14,017,570
*Kirby Corp. 240,778 28,329,939
Knight-Swift Transportation
Holdings, Inc., Class A 718,536 39,591,334
Korn Ferry 202,723 14,083,167
*L.B. Foster Co., Class A 43,924 1,319,916
LSI Industries, Inc. 12,744 281,770
Luxfer Holdings PLC 82,847 1,254,304
*Manitowoc Co., Inc. (The) 151,865 1,962,096
ManpowerGroup, Inc. 206,026 7,484,925
Marten Transport, Ltd. 407,066 5,006,912
*Mastech Digital, Inc. 896 6,218
*Masterbrand, Inc. 612,071 7,418,301
Matson, Inc. 151,685 24,315,105
Maximus, Inc. 2,051 193,696
*Mayville Engineering Co., Inc. 78,490 1,538,404
McGrath RentCorp 3,545 395,941
*Middleby Corp. (The) 63,416 9,332,933
Miller Industries, Inc. 57,564 2,358,397
MillerKnoll, Inc. 316,811 6,361,565
*Mistras Group, Inc. 124,643 1,762,452
*Montrose Environmental Group,
Inc. 6,564 146,246
National Presto Industries, Inc. 11,462 1,460,259
NL Industries, Inc. 77,751 472,726
*NN, Inc. 16,040 23,900
*NPK International, Inc. 122,353 1,689,695
*NWPX Infrastructure, Inc. 51,095 3,446,358
*OPENLANE, Inc. 409,728 12,308,229
*Orion Group Holdings, Inc. 30,233 369,447
Oshkosh Corp. 255,517 36,748,455
Owens Corning 96,952 11,618,728
*PAMT Corp. 61,457 666,808
Pangaea Logistics Solutions, Ltd. 224,028 1,899,757
Park-Ohio Holdings Corp. 52,564 1,185,844
*Perma-Pipe International
Holdings, Inc. 14,929 431,150
Preformed Line Products Co. 19,318 4,847,659
*Proto Labs, Inc. 99,956 5,262,683
Quanex Building Products Corp. 23,020 430,934
*Radiant Logistics, Inc. 184,649 1,242,688
Regal Rexnord Corp. 215,198 34,754,477
*Resideo Technologies, Inc. 541,698 18,558,573
Resources Connection, Inc. 50,368 228,167
Rush Enterprises, Inc., Class A 198,822 12,762,384
Rush Enterprises, Inc., Class B 21,710 1,281,107
*RXO, Inc. 8,222 119,877
Ryder System, Inc. 53,510 10,235,393
Schneider National, Inc., Class B 476,848 12,798,600
Sensata Technologies Holding
PLC 658,440 22,775,440
*Shoals Technologies Group, Inc.,
Class A 65,138 614,903
*SkyWest, Inc. 195,051 18,826,323
Stanley Black & Decker, Inc. 404,791 31,840,860

64
Dimensional US Small Cap Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Sun Country Airlines Holdings,
Inc. 309,677 $ 5,431,735
*Sunrun, Inc. 420,740 7,994,060
*TaskUS, Inc., Class A 1,671 18,047
*Taylor Devices, Inc. 4,437 322,747
Tennant Co. 3,525 268,217
#Terex Corp. 249,103 14,198,871
*Thermon Group Holdings, Inc. 102,158 4,622,649
#*TIC Solutions, Inc. 225,904 2,281,630
#Timken Co. (The) 207,839 19,368,516
*Titan International, Inc. 233,310 2,225,777
*Titan Machinery, Inc. 56,573 920,443
*Transcat, Inc. 3,236 195,163
Trinity Industries, Inc. 150,063 4,312,811
*TrueBlue, Inc. 9,900 53,064
#*TTEC Holdings, Inc. 49,319 157,328
Tutor Perini Corp. 70,954 5,597,561
Twin Disc, Inc. 30,516 524,570
UFP Industries, Inc. 98,058 10,127,430
U-Haul Holding Co. 232,459 11,927,471
*U-Haul Holding Co. 36,108 2,041,907
*Ultralife Corp. 72,336 461,504
UniFirst Corp. 75,598 16,253,570
#Universal Logistics Holdings,
Inc. 33,702 539,569
*V2X, Inc. 158,989 10,943,213
#Vestis Corp. 420,976 2,748,973
#Virco Mfg. Corp. 77,458 541,431
*VirTra, Inc. 52,203 244,832
Wabash National Corp. 12,862 130,292
Werner Enterprises, Inc. 289,990 9,932,157
WESCO International, Inc. 155,981 45,145,581
*Wilhelmina International, Inc. 1,354 4,874
Willis Lease Finance Corp. 21,059 3,838,635
TOTAL INDUSTRIALS 1,089,080,543
INFORMATION TECHNOLOGY — (5.5%)
*ACM Research, Inc., Class A 18,313 1,064,352
*Alpha & Omega Semiconductor,
Ltd. 127,121 2,809,374
Amkor Technology, Inc. 710,343 34,330,877
*Arrow Electronics, Inc. 238,934 31,656,366
*ASGN, Inc. 128,342 6,685,335
*AstroNova, Inc. 502 4,563
*Aviat Networks, Inc. 35,200 767,712
#Avnet, Inc. 393,752 24,566,187
*Axcelis Technologies, Inc. 19,978 1,759,462
Benchmark Electronics, Inc. 159,571 8,320,032
#*BILL Holdings, Inc. 246,881 10,657,853
#*Cleanspark, Inc. 942,369 11,157,649
*Clearfield, Inc. 13,586 404,455
*Cohu, Inc. 130,998 3,738,683
*Corsair Gaming, Inc. 466,121 2,377,217
Crane NXT Co. 474 23,946
CTS Corp. 1,269 65,239
#*Daily Journal Corp. 712 417,495
*Diebold Nixdorf, Inc. 86,483 5,968,192
*Digi International, Inc. 83,697 3,604,830
*Diodes, Inc. 213,214 12,620,137
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*DXC Technology Co. 838,735 $ 12,102,946
#*Eastman Kodak Co. 58,248 426,375
*Electro-Sensors, Inc. 297 1,283
*EPAM Systems, Inc. 2,538 529,427
ePlus, Inc. 68,648 5,890,685
#*Globant SA 5,340 357,139
*Grid Dynamics Holdings, Inc. 49,014 405,346
*I3 Verticals, Inc., Class A 6,088 135,214
*Ichor Holdings, Ltd. 109,258 3,314,888
Information Services Group, Inc. 17,263 96,155
*Insight Enterprises, Inc. 31,704 2,663,770
*inTEST Corp. 18,754 171,599
#*IPG Photonics Corp. 188,770 17,444,236
*Key Tronic Corp. 23,650 66,930
*Kimball Electronics, Inc. 113,489 3,428,503
*Knowles Corp. 285,525 6,921,126
*KVH Industries, Inc. 12,747 85,150
*LGL Group, Inc. (The) 300 2,169
Littelfuse, Inc. 3,916 1,267,844
*LiveRamp Holdings, Inc. 58,398 1,421,991
Methode Electronics, Inc. 78,930 630,651
*Mirion Technologies, Inc., Class
A 14,300 355,212
*Mitek Systems, Inc. 23,869 239,167
*N-able, Inc. 241,237 1,464,309
*NCR Voyix Corp. 351,343 3,485,323
*NETGEAR, Inc. 118,867 2,485,509
*NetScout Systems, Inc. 305,725 8,502,212
*Nortech Systems, Inc. 175 1,493
OneSpan, Inc. 32,890 387,444
PC Connection, Inc. 52,103 3,064,177
#*Penguin Solutions, Inc. 61,624 1,183,797
*Photronics, Inc. 329,988 11,407,685
*Plexus Corp. 14,224 2,835,270
*Powerfleet, Inc. 383,269 1,958,505
*Qorvo, Inc. 44,017 3,438,168
*Ribbon Communications, Inc. 363,449 952,236
Richardson Electronics, Ltd. 61,051 738,107
*Rogers Corp. 67,987 6,611,056
*Sanmina Corp. 85,403 12,099,897
*ScanSource, Inc. 105,228 4,523,752
#Skyworks Solutions, Inc. 361,772 20,172,407
*SoundThinking, Inc. 3,500 24,430
*Synaptics, Inc. 7,798 643,413
TD SYNNEX Corp. 133,509 21,183,873
*TransAct Technologies, Inc. 13,958 51,365
*Trio-Tech International 9,440 53,147
*Turtle Beach Corp. 2,837 33,931
*Ultra Clean Holdings, Inc. 37,950 1,657,656
*Veeco Instruments, Inc. 50,371 1,573,086
*Viasat, Inc. 518,092 23,402,216
Vishay Intertechnology, Inc. 549,851 11,079,498
*Vishay Precision Group, Inc. 52,843 2,646,377
#Xerox Holdings Corp. 343,534 752,339
*Xperi, Inc. 94,461 534,649
TOTAL INFORMATION
TECHNOLOGY 369,905,089

65
Dimensional US Small Cap Value ETF
continued
Shares Value
MATERIALS — (6.4%)
AdvanSix, Inc. 129,630 $ 2,053,339
Alcoa Corp. 669,168 38,015,434
*Alpha Metallurgical Resources,
Inc. 48,655 10,207,819
*American Vanguard Corp. 11,569 58,771
#*Arq, Inc. 90,730 322,999
*Ascent Industries Co. 17,123 277,564
Ashland, Inc. 211,935 12,961,945
*Aspen Aerogels, Inc. 176,280 594,064
Avient Corp. 415,944 15,036,376
Cabot Corp. 748 53,998
Caledonia Mining Corp. PLC 37,436 1,027,244
Celanese Corp., Class A 82,044 3,646,035
*Clearwater Paper Corp. 66,276 1,114,762
*Cleveland-Cliffs, Inc. 1,363,067 18,755,802
#Commercial Metals Co. 530,008 40,741,715
Eastman Chemical Co. 414,825 28,755,669
*Ecovyst, Inc. 637,784 6,766,888
Element Solutions, Inc. 245,021 7,130,111
Ferroglobe PLC 95,619 454,190
Friedman Industries, Inc. 26,863 527,321
Graphic Packaging Holding Co. 642,313 9,409,885
Greif, Inc., Class A 164,006 11,582,104
Greif, Inc., Class B 6,147 511,307
HB Fuller Co. 202,413 12,165,021
Huntsman Corp. 779,180 8,430,728
Innospec, Inc. 68,811 5,623,235
*Intrepid Potash, Inc. 57,557 1,890,172
Kaiser Aluminum Corp. 72,786 8,925,019
Koppers Holdings, Inc. 100,692 2,966,386
#Kronos Worldwide, Inc. 279,204 1,465,821
*LSB Industries, Inc. 210,243 1,953,157
Materion Corp. 16,645 2,301,671
Mativ Holdings, Inc. 151,138 1,821,213
#*McEwen, Inc. 27,225 657,484
Mercer International, Inc. 282,930 574,348
*Metallus, Inc. 175,126 3,493,764
Minerals Technologies, Inc. 148,654 9,775,487
Mosaic Co. (The) 1,166,366 32,075,065
Myers Industries, Inc. 124,462 2,572,630
Nexa Resources SA 44,789 564,789
Northern Technologies
International Corp. 1,852 16,779
*O-I Glass, Inc. 722,146 11,034,391
Olin Corp. 356,312 7,414,853
Olympic Steel, Inc. 49,598 2,385,168
Orion SA 200,063 1,236,389
*Perimeter Solutions, Inc. 351,203 9,183,958
#Quaker Chemical Corp. 74,568 11,464,084
#*Ranpak Holdings Corp., Class
A 338,869 1,707,900
*Rayonier Advanced Materials,
Inc. 292,440 2,269,334
Ryerson Holding Corp. 145,584 4,108,381
Silgan Holdings, Inc. 200,487 8,651,014
Sonoco Products Co. 258,649 12,415,152
Stepan Co. 104,935 6,045,305
SunCoke Energy, Inc. 469,867 3,693,155
Shares Value
MATERIALS — (Continued)
Sylvamo Corp. 4,707 $ 230,361
*Tredegar Corp. 23,282 199,061
TriMas Corp. 170,217 5,918,445
Tronox Holdings PLC 477,588 2,894,183
#Warrior Met Coal, Inc. 87,127 7,780,441
#Westlake Corp. 222,745 17,668,133
Worthington Steel, Inc. 207,393 8,343,420
TOTAL MATERIALS 431,921,239
REAL ESTATE — (0.9%)
*AMREP Corp. 8,990 186,812
*CKX Lands, Inc. 1,249 13,676
*Compass, Inc., Class A 783,858 9,813,902
*Cushman & Wakefield, Ltd. 995,379 16,364,031
*Five Point Holdings LLC, Class A 191,676 1,017,800
*Forestar Group, Inc. 227,115 5,909,532
*FRP Holdings, Inc. 76,355 1,825,648
#*Howard Hughes Holdings, Inc. 195,098 15,931,703
*Jones Lang LaSalle, Inc. 13,200 4,724,412
Kennedy-Wilson Holdings, Inc. 120,921 1,191,072
Marcus & Millichap, Inc. 59,123 1,608,146
Newmark Group, Inc., Class A 30,409 542,192
*RE/MAX Holdings, Inc., Class A 85,874 668,100
#*Seaport Entertainment Group,
Inc. 27,217 514,129
#*Stratus Properties, Inc. 18,646 553,227
*Tejon Ranch Co. 137,582 2,213,694
TOTAL REAL ESTATE 63,078,076
UTILITIES — (0.6%)
Genie Energy, Ltd., Class B 5,800 79,866
#MDU Resources Group, Inc. 910,985 18,684,302
New Jersey Resources Corp. 253,730 12,554,561
Ormat Technologies, Inc. 86,815 10,846,666
TOTAL UTILITIES 42,165,395
TOTAL COMMON STOCKS 6,460,830,923
RIGHT/WARRANT — (0.0%)
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 01/04/27 34,750 9,254
TOTAL RIGHT/WARRANT 9,254
TOTAL INVESTMENT SECURITIES — (95.4%)
(Cost $5,605,974,737) 6,460,840,177
SECURITIES LENDING COLLATERAL — (4.6%)
@§The DFA Short Term
Investment Fund 27,027,026 312,702,695
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,918,677,432) $ 6,773,542,872

66
Dimensional US Small Cap Value ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
As of January 31, 2026 , Dimensional US Small Cap Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 180 03/20/26 $ 63,076,983 $ 62,691,750 ($385,233)
Total Futures Contracts ..............
$63,076,983 $62,691,750 ($385,233)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 156,572,806 $ — $ — $ 156,572,806
Consumer Discretionary ................ 880,766,005 — — 880,766,005
Consumer Staples .................... 331,497,118 — — 331,497,118
Energy ............................. 780,612,736 — — 780,612,736
Financials ........................... 1,843,762,675 — — 1,843,762,675
Health Care ......................... 471,469,241 — — 471,469,241
Industrials ........................... 1,089,080,543 — — 1,089,080,543
Information Technology ................ 369,905,089 — — 369,905,089
Materials ........................... 431,921,239 — — 431,921,239
Real Estate .......................... 63,078,076 — — 63,078,076
Utilities ............................. 42,165,395 — — 42,165,395
Right/Warrant
Materials ........................... — — 9,254 9,254
Securities Lending Collateral .............. — 312,702,695 — 312,702,695
Total Investments ....................... $6,460,830,923 $312,702,695 $9,254> $6,773,542,872
Financial Instruments
Liabilities
Futures Contracts** ..................... (385,233) — — (385,233)
Total Other Financial Instruments .......... $(385,233) $– $– $(385,233)
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

67
Dimensional US Large Cap Vector ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (15.4%)
Alphabet, Inc., Class A 52,876 $ 17,872,088
Alphabet, Inc., Class C 48,824 16,528,389
AT&T, Inc. 115,089 3,016,483
#*Charter Communications, Inc.,
Class A 3,597 741,414
Comcast Corp., Class A 54,459 1,620,155
Electronic Arts, Inc. 4,904 1,000,024
Fox Corp., Class A 8,954 651,672
Fox Corp., Class B 3,355 219,987
Meta Platforms, Inc., Class A 28,514 20,430,281
*Netflix, Inc. 10,947 913,965
Omnicom Group, Inc. 6,911 532,423
T-Mobile US, Inc. 9,699 1,912,740
Verizon Communications, Inc. 85,436 3,803,611
*Versant Media Group, Inc. 2,178 70,959
Warner Music Group Corp., Class
A 3,305 99,084
TOTAL COMMUNICATION
SERVICES 69,413,275
CONSUMER DISCRETIONARY — (10.7%)
*Amazon.com, Inc. 91,836 21,976,355
*Aptiv PLC 2,977 225,508
Best Buy Co., Inc. 4,647 302,520
*Burlington Stores, Inc. 1,766 522,489
*Carnival Corp. 33,279 999,036
*Carvana Co., Class A 373 149,614
*Chipotle Mexican Grill, Inc.,
Class A 15,611 606,800
D.R. Horton, Inc. 6,863 1,021,489
#Darden Restaurants, Inc. 4,353 867,770
*Deckers Outdoor Corp. 831 99,171
Dick's Sporting Goods, Inc. 1,919 387,638
eBay, Inc. 12,118 1,105,404
Expedia Group, Inc. 2,139 566,493
Ford Motor Co. 101,147 1,403,920
Garmin, Ltd. 2,877 580,118
General Motors Co. 24,559 2,062,956
Genuine Parts Co. 3,408 473,678
Home Depot, Inc. (The) 8,552 3,203,494
Las Vegas Sands Corp. 8,138 429,117
Lennar Corp., Class B 8 810
*Lululemon Athletica, Inc. 2,672 466,264
NIKE, Inc., Class B 8,578 530,206
*NVR, Inc. 93 710,123
Penske Automotive Group, Inc. 138 21,637
PulteGroup, Inc. 5,601 700,629
Ralph Lauren Corp., Class A 1,300 459,433
Ross Stores, Inc. 7,616 1,436,758
Royal Caribbean Cruises, Ltd. 7,044 2,286,835
Service Corp. International 149 11,984
*SharkNinja, Inc. 659 77,894
Somnigroup International, Inc. 1,423 125,010
Tapestry, Inc. 3,111 394,817
Shares Value
CONSUMER DISCRETIONARY — (Continued)
TJX Cos., Inc. (The) 12,701 $ 1,902,737
Tractor Supply Co. 10,032 510,428
*Ulta Beauty, Inc. 1,451 939,319
Williams-Sonoma, Inc. 3,144 643,420
TOTAL CONSUMER
DISCRETIONARY 48,201,874
CONSUMER STAPLES — (7.5%)
*BJ's Wholesale Club Holdings,
Inc. 250 23,110
Casey's General Stores, Inc. 844 511,886
Church & Dwight Co., Inc. 3,775 363,344
Coca-Cola Co. (The) 50,400 3,770,424
Constellation Brands, Inc., Class
A 3,106 486,710
Costco Wholesale Corp. 4,803 4,516,021
Dollar General Corp. 3,689 529,113
*Dollar Tree, Inc. 2,437 286,567
General Mills, Inc. 12,790 591,665
Hershey Co. (The) 4,218 821,456
Kenvue, Inc. 29,361 510,881
#Kimberly-Clark Corp. 5,733 573,243
Kroger Co. (The) 21,888 1,375,661
McCormick & Co., Inc. 793 49,031
Mondelez International, Inc.,
Class A 15,044 879,623
*Monster Beverage Corp. 3,829 309,230
PepsiCo, Inc. 27,215 4,181,040
*Performance Food Group Co. 802 76,551
Procter & Gamble Co. (The) 37,948 5,759,368
Sysco Corp. 10,989 921,428
Target Corp. 11,530 1,216,069
*US Foods Holding Corp. 5,077 424,539
Walmart, Inc. 49,580 5,906,960
TOTAL CONSUMER STAPLES 34,083,920
ENERGY — (7.3%)
Baker Hughes Co., Class A 21,391 1,198,752
Cheniere Energy, Inc. 6,044 1,278,427
Chevron Corp. 33,876 5,992,664
ConocoPhillips 19,720 2,055,416
Coterra Energy, Inc. 22,458 647,913
Devon Energy Corp. 19,134 769,378
Diamondback Energy, Inc. 2,804 459,716
EOG Resources, Inc. 13,913 1,560,065
Expand Energy Corp. 1,132 127,248
Exxon Mobil Corp. 68,580 9,697,212
Halliburton Co. 27,087 907,956
Marathon Petroleum Corp. 8,118 1,430,310
Occidental Petroleum Corp. 18,505 839,942
ONEOK, Inc. 12,850 1,017,592
Phillips 66 5,636 809,104
SLB, Ltd. 20,971 1,014,577
Targa Resources Corp. 4,185 841,101
TechnipFMC PLC 4,046 225,443
Texas Pacific Land Corp. 393 136,906

68
Dimensional US Large Cap Vector ETF
continued
Shares Value
ENERGY — (Continued)
Valero Energy Corp. 6,324 $ 1,147,363
Williams Cos., Inc. (The) 15,031 1,010,985
TOTAL ENERGY 33,168,070
FINANCIALS — (13.0%)
*Affirm Holdings, Inc., Class A 420 25,326
Aflac, Inc. 2,412 267,611
Allstate Corp. (The) 4,967 988,383
American Express Co. 11,687 4,115,811
American Financial Group, Inc. 119 15,502
American International Group,
Inc. 10,126 758,235
Ameriprise Financial, Inc. 2,399 1,264,729
Aon PLC, Class A 2,519 880,743
Apollo Global Management, Inc. 4,492 604,354
*Arch Capital Group, Ltd. 8,321 799,149
Arthur J. Gallagher & Co. 880 219,446
Bank of New York Mellon Corp.
(The) 12,348 1,480,772
Brown & Brown, Inc. 2,736 197,266
Capital One Financial Corp. 2,506 548,639
Carlyle Group, Inc. (The) 8,140 478,469
Cboe Global Markets, Inc. 2,211 586,048
Charles Schwab Corp. (The) 16,262 1,689,947
Cincinnati Financial Corp. 1,846 297,003
*Coinbase Global, Inc., Class A 2,893 563,383
Corebridge Financial, Inc. 17,000 524,110
*Corpay, Inc. 1,613 507,498
East West Bancorp, Inc. 1,047 119,819
Equitable Holdings, Inc. 6,617 307,029
Everest Group, Ltd. 161 53,336
Fidelity National Financial, Inc. 5,980 325,252
Fidelity National Information
Services, Inc. 11,109 613,772
#Fifth Third Bancorp 10,888 546,795
First Citizens BancShares, Inc.,
Class A 75 155,218
*Fiserv, Inc. 5,443 346,882
Goldman Sachs Group, Inc. (The) 815 762,359
Hartford Insurance Group, Inc.
(The) 7,587 1,024,700
Huntington Bancshares, Inc. 5,991 104,723
Intercontinental Exchange, Inc. 3,020 524,816
Jack Henry & Associates, Inc. 345 61,827
JPMorgan Chase & Co. 38,966 11,919,310
LPL Financial Holdings, Inc. 2,236 815,022
*Markel Group, Inc. 308 628,517
Marsh & McLennan Cos., Inc. 6,782 1,276,304
MetLife, Inc. 19,160 1,511,341
Moody's Corp. 1,860 958,942
Morgan Stanley 17,627 3,222,216
Nasdaq, Inc. 628 60,847
Northern Trust Corp. 5,352 799,749
PayPal Holdings, Inc. 12,741 671,323
Principal Financial Group, Inc. 5,301 502,111
Progressive Corp. (The) 10,278 2,137,824
Prudential Financial, Inc. 2,565 284,997
Raymond James Financial, Inc. 4,806 797,123
Regions Financial Corp. 3,658 104,253
Shares Value
FINANCIALS — (Continued)
RenaissanceRe Holdings, Ltd. 655 $ 184,513
Synchrony Financial 10,097 733,345
T. Rowe Price Group, Inc. 3,895 411,624
Travelers Cos., Inc. (The) 7,549 2,147,766
Unum Group 651 49,456
Visa, Inc., Class A 18,707 6,020,474
W. R. Berkley Corp. 9,627 660,220
Wells Fargo & Co. 468 42,349
Willis Towers Watson PLC 2,392 759,388
TOTAL FINANCIALS 58,457,966
HEALTH CARE — (10.9%)
Abbott Laboratories 19,004 2,077,137
AbbVie, Inc. 8,110 1,808,611
Agilent Technologies, Inc. 4,799 642,346
Amgen, Inc. 10,429 3,565,467
Becton Dickinson & Co. 4,302 875,371
*Boston Scientific Corp. 12,931 1,209,437
Bristol-Myers Squibb Co. 53,908 2,967,635
Cencora, Inc. 885 317,910
Cigna Group (The) 4,430 1,214,307
CVS Health Corp. 517 38,527
*Dexcom, Inc. 333 24,322
*Edwards Lifesciences Corp. 4,635 377,104
Elevance Health, Inc. 2,910 1,006,103
Eli Lilly & Co. 950 985,293
GE HealthCare Technologies, Inc. 7,908 624,495
Gilead Sciences, Inc. 33,514 4,757,312
*Hologic, Inc. 1,683 126,107
Humana, Inc. 362 70,662
*IDEXX Laboratories, Inc. 1,510 1,012,395
*Incyte Corp. 842 84,259
*IQVIA Holdings, Inc. 3,337 768,011
Johnson & Johnson 43,345 9,850,151
Labcorp Holdings, Inc. 14 3,801
Merck & Co., Inc. 43,168 4,760,135
*Neurocrine Biosciences, Inc. 323 43,947
Pfizer, Inc. 70,203 1,856,167
Quest Diagnostics, Inc. 3,235 605,042
ResMed, Inc. 2,426 626,660
*Solventum Corp. 664 51,108
STERIS PLC 27 7,090
Stryker Corp. 3,020 1,116,071
*Tenet Healthcare Corp. 1,635 309,473
Thermo Fisher Scientific, Inc. 55 31,824
*United Therapeutics Corp. 1,240 582,168
UnitedHealth Group, Inc. 9,965 2,859,258
Universal Health Services, Inc.,
Class B 100 20,126
*Vertex Pharmaceuticals, Inc. 810 380,619
*Waters Corp. 1,842 682,866
West Pharmaceutical Services,
Inc. 322 74,421
Zoetis, Inc., Class A 5,689 710,101
TOTAL HEALTH CARE 49,123,839
INDUSTRIALS — (14.6%)
3M Co. 9,213 1,411,063
Allegion PLC 418 69,133
*Amentum Holdings, Inc. 46 1,646

69
Dimensional US Large Cap Vector ETF
continued
Shares Value
INDUSTRIALS — (Continued)
AMETEK, Inc. 4,117 $ 922,126
*API Group Corp. 11,000 457,270
*ATI, Inc. 1,451 174,555
Automatic Data Processing, Inc. 6,240 1,540,157
Broadridge Financial Solutions,
Inc. 2,974 586,205
Carlisle Cos., Inc. 652 222,260
Carrier Global Corp. 11,501 685,230
Caterpillar, Inc. 8,924 5,866,281
CH Robinson Worldwide, Inc. 263 51,272
Cintas Corp. 4,099 784,508
Comfort Systems USA, Inc. 760 867,996
*Copart, Inc. 6,034 244,860
CSX Corp. 48,972 1,849,183
Cummins, Inc. 2,582 1,494,513
Curtiss-Wright Corp. 504 330,972
Deere & Co. 4,854 2,562,912
Delta Air Lines, Inc. 17,962 1,183,516
Dover Corp. 2,060 415,069
Eaton Corp. PLC 3,500 1,229,970
EMCOR Group, Inc. 1,119 806,497
Emerson Electric Co. 7,585 1,114,692
Equifax, Inc. 2,144 431,802
Expeditors International of
Washington, Inc. 4,173 669,933
Fastenal Co. 4,082 176,996
FedEx Corp. 4,783 1,541,322
Ferguson Enterprises, Inc. 5,057 1,276,690
General Dynamics Corp. 2,489 873,863
Graco, Inc. 1,924 168,023
Honeywell International, Inc. 11,467 2,608,972
Howmet Aerospace, Inc. 6,029 1,254,514
Hubbell, Inc., Class B 1,224 597,239
IDEX Corp. 319 63,337
Illinois Tool Works, Inc. 5,817 1,519,749
Jacobs Solutions, Inc. 1,847 249,825
JB Hunt Transport Services, Inc. 2,324 471,121
Johnson Controls International
PLC 4,820 574,833
Leidos Holdings, Inc. 3,453 650,131
#Lennox International, Inc. 507 251,006
Lincoln Electric Holdings, Inc. 249 66,072
Lockheed Martin Corp. 4,364 2,767,736
*MasTec, Inc. 353 84,889
Nordson Corp. 605 166,091
Norfolk Southern Corp. 3,176 924,978
Northrop Grumman Corp. 1,752 1,212,839
Old Dominion Freight Line, Inc. 4,076 705,963
PACCAR, Inc. 10,634 1,307,025
Parker-Hannifin Corp. 1,113 1,041,590
Paychex, Inc. 6,652 686,021
Pentair PLC 2,791 294,088
Quanta Services, Inc. 1,885 894,678
Republic Services, Inc., Class A 3,608 776,045
Rockwell Automation, Inc. 2,040 860,166
Rollins, Inc. 6,743 427,102
RTX Corp. 7,882 1,583,730
Snap-on, Inc. 1,325 485,096
Shares Value
INDUSTRIALS — (Continued)
Southwest Airlines Co. 6,789 $ 322,613
SS&C Technologies Holdings,
Inc. 6,519 533,841
Textron, Inc. 481 42,357
Trane Technologies PLC 2,468 1,037,991
TransUnion 2,807 221,809
*Uber Technologies, Inc. 1,232 98,622
UL Solutions, Inc., Class A 53 3,722
Union Pacific Corp. 12,087 2,841,654
*United Airlines Holdings, Inc. 10,448 1,069,039
United Parcel Service, Inc., Class
B 12,373 1,314,260
United Rentals, Inc. 1,874 1,465,580
Veralto Corp. 3,346 331,187
Vertiv Holdings Co., Class A 6,052 1,126,761
Waste Management, Inc. 6,292 1,398,334
#Watsco, Inc. 64 24,733
Woodward, Inc. 106 33,691
WW Grainger, Inc. 911 983,825
*XPO, Inc. 3,541 524,457
TOTAL INDUSTRIALS 65,909,827
INFORMATION TECHNOLOGY — (15.7%)
Accenture PLC, Class A 9,112 2,402,288
*Adobe, Inc. 3,472 1,018,164
Amphenol Corp., Class A 4,727 681,066
Analog Devices, Inc. 2,200 683,936
Apple, Inc. 619 160,618
Applied Materials, Inc. 9,233 2,975,980
*AppLovin Corp., Class A 2,481 1,173,786
*Autodesk, Inc. 3,691 933,343
Cisco Systems, Inc. 43,375 3,397,130
Cognizant Technology Solutions
Corp., Class A 10,941 897,818
Corning, Inc. 16,158 1,668,313
*F5, Inc. 994 273,956
*First Solar, Inc. 1,850 417,212
*Flex, Ltd. 7,553 476,141
*Fortinet, Inc. 3,076 249,956
Gen Digital, Inc. 19,680 472,123
Hewlett Packard Enterprise Co. 22,046 474,430
International Business Machines
Corp. 16,829 5,161,454
Intuit, Inc. 18 8,981
Jabil, Inc. 3,438 815,459
*Keysight Technologies, Inc. 1,746 377,712
KLA Corp. 2,364 3,375,650
Lam Research Corp. 14,597 3,407,816
Micron Technology, Inc. 7,952 3,299,126
Microsoft Corp. 50,544 21,748,578
Motorola Solutions, Inc. 1,555 625,950
NetApp, Inc. 6,609 636,777
NVIDIA Corp. 5,676 1,084,854
NXP Semiconductors NV 5,478 1,238,795
*ON Semiconductor Corp. 1,075 64,382
Oracle Corp. 25,870 4,257,685
*PTC, Inc. 115 17,955
QUALCOMM, Inc. 16,623 2,519,881
TE Connectivity PLC 5,359 1,193,878

70
Dimensional US Large Cap Vector ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Teradyne, Inc. 162 $ 39,050
Texas Instruments, Inc. 10,297 2,219,518
Western Digital Corp. 878 219,702
*Zebra Technologies Corp. 463 108,796
TOTAL INFORMATION
TECHNOLOGY 70,778,259
MATERIALS — (3.5%)
Air Products and Chemicals, Inc. 3,323 905,517
Amcor PLC 5,310 234,967
Avery Dennison Corp. 1,107 205,360
Ball Corp. 2,942 167,312
CF Industries Holdings, Inc. 3,522 328,356
CRH PLC 10,587 1,295,955
Ecolab, Inc. 1,910 538,601
Freeport-McMoRan, Inc. 24,644 1,484,308
International Paper Co. 611 24,636
Linde PLC 5,192 2,372,588
Martin Marietta Materials, Inc. 905 590,015
Newmont Corp. 16,498 1,853,550
Nucor Corp. 3,259 579,189
Packaging Corp. of America 2,882 641,389
PPG Industries, Inc. 5,493 635,156
Shares Value
MATERIALS — (Continued)
Reliance, Inc. 1,235 $ 406,932
RPM International, Inc. 3,539 378,531
Sherwin-Williams Co. (The) 3,401 1,206,131
*Solstice Advanced Materials, Inc. 2,160 133,423
Southern Copper Corp. 2,296 436,975
Steel Dynamics, Inc. 4,125 740,726
Vulcan Materials Co. 2,733 821,376
TOTAL MATERIALS 15,980,993
REAL ESTATE — (0.2%)
*CBRE Group, Inc., Class A 4,701 800,721
UTILITIES — (0.5%)
NRG Energy, Inc. 5,115 780,703
Vistra Corp. 9,141 1,447,477
TOTAL UTILITIES 2,228,180
TOTAL COMMON STOCKS 448,146,924
TOTAL INVESTMENT SECURITIES — (99.3%)
(Cost $369,765,272) 448,146,924
SECURITIES LENDING COLLATERAL — (0.7%)
@§The DFA Short Term
Investment Fund 259,830 3,006,232
TOTAL INVESTMENTS — ( 100.0% )
(Cost $372,771,504) $ 451,153,156
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 69,413,275 $ — $ — $ 69,413,275
Consumer Discretionary ................ 48,201,874 — — 48,201,874
Consumer Staples .................... 34,083,920 — — 34,083,920
Energy ............................. 33,168,070 — — 33,168,070
Financials ........................... 58,457,966 — — 58,457,966
Health Care ......................... 49,123,839 — — 49,123,839
Industrials ........................... 65,909,827 — — 65,909,827
Information Technology ................ 70,778,259 — — 70,778,259
Materials ........................... 15,980,993 — — 15,980,993
Real Estate .......................... 800,721 — — 800,721
Utilities ............................. 2,228,180 — — 2,228,180
Securities Lending Collateral .............. — 3,006,232 — 3,006,232
Total Investments ....................... $448,146,924 $3,006,232 $— $451,153,156

71
Dimensional US Vector Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (7.8%)
Alphabet, Inc., Class A 16,931 $ 5,722,678
Alphabet, Inc., Class C 14,619 4,948,970
*AMC Networks, Inc., Class A 12 93
*Angi, Inc., Class A 1,432 18,587
Array Digital Infrastructure, Inc. 570 27,468
AT&T, Inc. 40,729 1,067,507
ATN International, Inc. 1,201 29,052
*Bandwidth, Inc., Class A 20 279
#*Boston Omaha Corp., Class A 12 147
*Bumble, Inc., Class A 2,976 9,970
#Cable One, Inc. 252 20,409
*Cargurus, Inc., Class A 2,127 68,915
*Cars.com, Inc. 3,588 40,760
#*Charter Communications, Inc.,
Class A 2,241 461,915
Cinemark Holdings, Inc. 4,764 112,812
Comcast Corp., Class A 17,559 522,380
*DoubleVerify Holdings, Inc. 7,835 84,775
*E.W. Scripps Co. (The), Class A 3,092 10,358
*EchoStar Corp., Class A 2,384 269,916
Electronic Arts, Inc. 1,275 259,998
Entravision Communications
Corp., Class A 5,115 15,396
*EverQuote, Inc., Class A 58 1,317
Fox Corp., Class A 3,042 221,397
Fox Corp., Class B 1,942 127,337
#*fuboTV, Inc., Class A 8,930 19,914
*Gaia, Inc., Class A 12 41
*GCI Liberty, Inc., Class A 25 937
*GCI Liberty, Inc., Class C 660 24,413
*Gogo, Inc. 3,800 17,442
Gray Media, Inc. 3,973 17,918
*Grindr, Inc. 1,354 15,327
*Ibotta, Inc., Class A 297 6,136
IDT Corp., Class B 736 35,792
*IMAX Corp. 1,756 61,302
#Iridium Communications, Inc. 1,227 24,442
John Wiley & Sons, Inc., Class A 2,661 83,103
*Liberty Broadband Corp., Class
A 489 23,482
*Liberty Broadband Corp., Class
C 2,346 112,866
*Liberty Global, Ltd., Class A 5,586 61,949
*Liberty Global, Ltd., Class C 3,534 39,157
*Liberty Latin America, Ltd., Class
A 3,246 25,059
*Liberty Latin America, Ltd., Class
C 7,329 57,020
*Liberty Media Corp.-Liberty
Formula One 184 14,663
*Liberty Media Corp.-Liberty
Formula One, Class C 2,730 237,565
#*Live Nation Entertainment, Inc. 1,212 176,285
*Lumen Technologies, Inc. 8,488 74,864
Shares Value
COMMUNICATION SERVICES — (Continued)
*Madison Square Garden
Entertainment Corp., Class A 925 $ 57,230
*Magnite, Inc. 6,864 99,322
Marcus Corp. (The) 12 181
Match Group, Inc. 793 24,702
Meta Platforms, Inc., Class A 10,540 7,551,910
National CineMedia, Inc. 941 3,397
*Netflix, Inc. 15,323 1,279,317
New York Times Co. (The), Class
A 3,142 230,340
News Corp., Class A 5,588 151,044
#News Corp., Class B 1,374 42,731
Nexstar Media Group, Inc., Class
A 1,155 245,299
*Nextdoor Holdings, Inc. 10,345 20,276
Omnicom Group, Inc. 3,088 237,900
*Optimum Communications, Inc.,
Class A 12 18
#*Reservoir Media, Inc. 16 121
Saga Communications, Inc.,
Class A 4 46
Scholastic Corp. 428 14,967
Shenandoah Telecommunications
Co. 1,143 13,567
Shutterstock, Inc. 110 2,183
Sinclair, Inc. 2,140 31,051
#Sirius XM Holdings, Inc. 3,091 62,902
*Skillz, Inc., Class A 4 15
#*Sphere Entertainment Co. 1,396 133,332
Spok Holdings, Inc. 896 12,338
*Stagwell, Inc., Class A 8,218 49,390
TEGNA, Inc. 4,506 86,335
Telephone and Data Systems,
Inc. 4,065 183,453
T-Mobile US, Inc. 2,357 464,824
*Trade Desk, Inc. (The), Class A 566 17,167
*TripAdvisor, Inc. 5,046 67,061
*USA TODAY Co, Inc. 40 237
Verizon Communications, Inc. 17,427 775,850
*Versant Media Group, Inc. 678 22,089
Walt Disney Co. (The) 2,745 309,636
*Warner Bros Discovery, Inc. 12,702 349,813
Warner Music Group Corp., Class
A 1,620 48,568
*Yelp, Inc., Class A 2,847 77,951
*Ziff Davis, Inc. 2,709 103,538
*ZoomInfo Technologies, Inc.,
Class A 17,770 143,048
TOTAL COMMUNICATION
SERVICES 28,085,262
CONSUMER DISCRETIONARY — (10.6%)
*Abercrombie & Fitch Co. 1,253 122,330
Academy Sports & Outdoors, Inc. 2,626 144,456
#Acushnet Holdings Corp. 1,662 161,114
*Adient PLC 13,882 288,746

72
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
ADT, Inc. 21,238 $ 169,904
*Adtalem Global Education, Inc. 1,504 155,739
#Advance Auto Parts, Inc. 2,740 131,547
*Airbnb, Inc., Class A 1,067 138,038
*Amazon.com, Inc. 35,033 8,383,397
*American Axle & Manufacturing
Holdings, Inc. 341 2,718
American Eagle Outfitters, Inc. 7,257 169,161
*American Outdoor Brands, Inc. 12 109
*American Public Education, Inc. 723 30,207
*Aptiv PLC 2,992 226,644
Aramark 5,657 217,738
*Arhaus, Inc., Class A 6,642 67,616
*Ark Restaurants Corp. 4 26
Arko Corp. 1,591 8,448
*Asbury Automotive Group, Inc. 419 98,260
Autoliv, Inc. 2,426 294,128
*AutoNation, Inc. 1,078 220,968
*AutoZone, Inc. 9 33,339
*Barnes & Noble Education, Inc. 8 72
Bassett Furniture Industries, Inc. 12 190
Bath & Body Works, Inc. 20 436
*Beazer Homes USA, Inc. 1,018 21,958
Best Buy Co., Inc. 3,496 227,590
#*Biglari Holdings, Inc., Class A 18 35,439
#*Biglari Holdings, Inc., Class B 4 1,500
*Birkenstock Holding PLC 3,630 137,069
#*BJ's Restaurants, Inc. 645 26,974
Bloomin' Brands, Inc. 1,789 10,734
Booking Holdings, Inc. 5 25,009
*Boot Barn Holdings, Inc. 582 103,875
BorgWarner, Inc. 6,244 296,028
*Bright Horizons Family Solutions,
Inc. 1,201 111,249
*Brinker International, Inc. 923 145,576
Brunswick Corp. 3,036 243,548
Buckle, Inc. (The) 2,430 114,939
#Build-A-Bear Workshop, Inc.,
Class A 557 33,242
*Burlington Stores, Inc. 745 220,416
Caleres, Inc. 1,736 21,214
*Callaway Golf Co 7,387 106,003
Camping World Holdings, Inc.,
Class A 1,782 23,505
*Capri Holdings, Ltd. 4,777 107,817
*CarMax, Inc. 565 25,165
*Carnival Corp. 17,688 530,994
Carriage Services, Inc., Class A 316 13,560
#Carter's, Inc. 1,524 52,746
*Carvana Co., Class A 104 41,715
*Cavco Industries, Inc. 177 87,088
Century Communities, Inc. 1,146 72,175
*Champion Homes, Inc. 1,866 146,257
#Cheesecake Factory, Inc. (The) 2,151 124,672
*Chewy, Inc., Class A 1,534 44,655
*Chipotle Mexican Grill, Inc.,
Class A 8,139 316,363
#Choice Hotels International, Inc. 163 16,756
#Churchill Downs, Inc. 393 38,655
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Citi Trends, Inc. 12 $ 518
Clarus Corp. 8 31
Columbia Sportswear Co. 1,526 84,357
*Coursera, Inc. 13,389 81,137
#Cracker Barrel Old Country
Store, Inc. 2,000 60,240
#Cricut, Inc., Class A 20 89
*Crocs, Inc. 1,400 117,488
*Culp, Inc. 8 28
D.R. Horton, Inc. 3,446 512,903
Dana, Inc. 5,397 155,973
Darden Restaurants, Inc. 1,558 310,587
#*Dave & Buster's Entertainment,
Inc. 1,434 26,916
*Deckers Outdoor Corp. 1,735 207,055
#Dick's Sporting Goods, Inc. 1,866 376,932
#Dillard's, Inc., Class A 253 153,713
Domino's Pizza, Inc. 63 25,851
*Dorman Products, Inc. 765 95,013
#*Dream Finders Homes, Inc.,
Class A 1,078 19,824
#*Driven Brands Holdings, Inc. 5,289 82,244
eBay, Inc. 5,131 468,050
*El Pollo Loco Holdings, Inc. 1,100 11,143
#Escalade, Inc. 12 174
Ethan Allen Interiors, Inc. 876 20,087
*Etsy, Inc. 4 212
*European Wax Center, Inc.,
Class A 2,363 9,287
Expedia Group, Inc. 1,563 413,945
*Figs, Inc., Class A 88 951
*First Watch Restaurant Group,
Inc. 1,854 29,645
*Five Below, Inc. 1,212 232,268
Flexsteel Industries, Inc. 8 320
#*Floor & Decor Holdings, Inc.,
Class A 1,647 108,636
Ford Motor Co. 57,128 792,937
#*Fossil Group, Inc. 4,638 16,094
*Frontdoor, Inc. 1,190 70,341
#*GameStop Corp., Class A 2,612 62,375
Gap, Inc. (The) 11,514 322,162
Garmin, Ltd. 1,132 228,256
Garrett Motion, Inc. 2,257 40,716
General Motors Co. 14,218 1,194,312
*Genesco, Inc. 12 347
Gentex Corp. 7,147 164,452
*Gentherm, Inc. 109 3,484
Genuine Parts Co. 1,988 276,312
*GigaCloud Technology, Inc.,
Class A 562 22,441
G-III Apparel Group, Ltd. 1,305 38,302
#*Global Business Travel Group I 2,842 19,468
Gold.com, Inc., Class A 713 36,969
*Goodyear Tire & Rubber Co.
(The) 13,446 126,527
Graham Holdings Co., Class B 91 106,163
*Grand Canyon Education, Inc. 690 119,950
*Green Brick Partners, Inc. 513 35,597

73
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Group 1 Automotive, Inc. 257 $ 91,045
#*Groupon, Inc., Class A 161 2,278
H&R Block, Inc. 655 25,840
Harley-Davidson, Inc. 4,921 97,436
Hasbro, Inc. 1,934 172,725
Haverty Furniture Cos., Inc. 20 506
*Helen of Troy, Ltd. 343 5,680
*Hilton Grand Vacations, Inc. 3,426 154,547
Hilton Worldwide Holdings, Inc. 325 97,016
*Holley, Inc. 6,582 25,341
Home Depot, Inc. (The) 4,165 1,560,167
*Hovnanian Enterprises, Inc.,
Class A 164 18,475
#Installed Building Products, Inc. 465 133,985
JAKKS Pacific, Inc. 8 146
Johnson Outdoors, Inc., Class A 277 12,573
KB Home 619 35,617
#Kohl's Corp. 4,441 77,584
Kontoor Brands, Inc. 1,589 94,911
#Krispy Kreme, Inc. 2,880 9,072
#*Lands' End, Inc. 1,738 30,867
Las Vegas Sands Corp. 6,856 361,517
*Latham Group, Inc. 3,384 21,285
*Laureate Education, Inc., Class
A 5,150 176,645
La-Z-Boy, Inc. 4,084 148,698
LCI Industries 893 130,994
Lear Corp. 1,053 123,296
*Legacy Housing Corp. 810 16,807
Leggett & Platt, Inc. 16,482 192,345
Lennar Corp., Class A 1,445 158,011
#Lennar Corp., Class B 216 21,872
Levi Strauss & Co., Class A 1,385 27,534
*LGI Homes, Inc. 1,395 69,903
*Life Time Group Holdings, Inc. 4,815 140,454
*Lincoln Educational Services
Corp. 20 533
Lithia Motors, Inc., Class A 581 187,919
LKQ Corp. 6,628 217,730
#*Lovesac Co. (The) 12 160
Lowe's Cos., Inc. 400 106,824
#*Lucid Group, Inc., Class A 10,466 115,859
*Lululemon Athletica, Inc. 1,640 286,180
Macy's, Inc. 9,839 196,977
*Malibu Boats, Inc., Class A 698 22,685
Marine Products Corp. 20 193
*MarineMax, Inc. 28 757
Marriott Vacations Worldwide
Corp. 1,477 80,216
*MasterCraft Boat Holdings, Inc. 16 344
*Mattel, Inc. 6,992 146,063
#Matthews International Corp.,
Class A 930 24,450
McDonald's Corp. 454 143,010
*MGM Resorts International 399 13,382
#*Mister Car Wash, Inc. 8,313 46,137
#*Mobileye Global, Inc., Class A 1,460 13,111
*Mohawk Industries, Inc. 1,446 171,177
Monro, Inc. 194 3,632
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Motorcar Parts of America, Inc. 8 $ 99
Movado Group, Inc. 12 274
Murphy USA, Inc. 370 156,329
Nathan's Famous, Inc. 4 404
*National Vision Holdings, Inc. 3,348 88,220
Newell Brands, Inc. 11,518 48,951
NIKE, Inc., Class B 4,344 268,503
*Norwegian Cruise Line Holdings,
Ltd. 11,208 246,128
*NVR, Inc. 29 221,436
*Ollie's Bargain Outlet Holdings,
Inc. 658 72,584
#Oxford Industries, Inc. 156 5,749
Papa John's International, Inc. 8 281
#Patrick Industries, Inc. 1,345 169,699
*Penn Entertainment, Inc. 4,629 59,436
Penske Automotive Group, Inc. 993 155,692
Perdoceo Education Corp. 2,060 65,982
*Petco Health & Wellness Co.,
Inc., Class A 3,860 10,383
Phinia, Inc. 1,083 77,077
*Planet Fitness, Inc., Class A 497 45,247
Polaris, Inc. 325 20,748
Pool Corp. 764 194,125
*Portillo's, Inc., Class A 632 3,571
PulteGroup, Inc. 3,055 382,150
*Pursuit Attractions and
Hospitality, Inc. 631 21,915
PVH Corp. 1,649 102,832
#*QuantumScape Corp., Class A 12,191 107,890
Ralph Lauren Corp., Class A 437 154,440
#*RH 58 11,532
#*Rivian Automotive, Inc., Class A 10,761 158,725
Rocky Brands, Inc. 884 28,456
Ross Stores, Inc. 3,892 734,226
Royal Caribbean Cruises, Ltd. 2,534 822,663
*Sabre Corp. 167 217
*Sally Beauty Holdings, Inc. 4,353 66,253
#*Savers Value Village, Inc. 3,734 38,684
Service Corp. International 2,390 192,228
*Shake Shack, Inc., Class A 42 3,720
*SharkNinja, Inc. 1,760 208,032
Signet Jewelers, Ltd. 1,774 163,687
#*Six Flags Entertainment Corp. 2,242 40,378
Smith & Wesson Brands, Inc. 1,298 14,174
#*Solid Power, Inc. 8,583 38,452
Somnigroup International, Inc. 1,988 174,646
Sonic Automotive, Inc., Class A 598 35,856
*Sonos, Inc. 1,860 26,691
Standard Motor Products, Inc. 312 12,458
Starbucks Corp. 518 47,630
Steven Madden, Ltd. 1,813 79,554
*Stitch Fix, Inc., Class A 2,432 11,674
Strategic Education, Inc. 1,171 99,558
*Strattec Security Corp. 4 316
*Stride, Inc. 1,383 117,002
Sturm Ruger & Co., Inc. 56 2,055
#*Sweetgreen, Inc., Class A 2,461 15,110

74
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Tapestry, Inc. 2,793 $ 354,460
*Target Hospitality Corp. 1,766 12,168
*Taylor Morrison Home Corp.,
Class A 2,392 145,792
Texas Roadhouse, Inc., Class A 837 150,543
#Thor Industries, Inc. 1,067 119,365
TJX Cos., Inc. (The) 4,141 620,363
Toll Brothers, Inc. 1,220 176,278
*TopBuild Corp. 448 209,686
Tractor Supply Co. 3,564 181,336
Travel + Leisure Co. 20 1,391
*Tri Pointe Homes, Inc. 2,773 92,480
*Ulta Beauty, Inc. 543 351,516
#*Under Armour, Inc., Class A 8,443 52,093
#*Under Armour, Inc., Class C 3,166 19,218
#*United Parks & Resorts, Inc. 698 26,280
*Universal Technical Institute, Inc. 1,997 55,576
Upbound Group, Inc. 2,707 51,162
*Urban Outfitters, Inc. 2,396 169,757
#Vail Resorts, Inc. 780 103,795
*Valvoline, Inc. 3,016 98,683
VF Corp. 6,893 135,034
*Victoria's Secret & Co. 3,602 196,345
Visteon Corp. 1,154 104,852
Weyco Group, Inc. 12 379
#Whirlpool Corp. 2,116 169,259
Williams-Sonoma, Inc. 1,641 335,831
Winmark Corp. 4 1,803
Winnebago Industries, Inc. 1,023 46,966
Wolverine World Wide, Inc. 3,068 54,365
Wyndham Hotels & Resorts, Inc. 1,570 114,280
Wynn Resorts, Ltd. 4 430
*XPEL, Inc. 876 45,123
*YETI Holdings, Inc. 3,178 145,266
Yum! Brands, Inc. 427 66,398
*Zumiez, Inc. 1,509 37,136
TOTAL CONSUMER
DISCRETIONARY 38,154,681
CONSUMER STAPLES — (5.5%)
#Albertsons Cos., Inc., Class A 13,740 228,771
Alico, Inc. 8 330
Altria Group, Inc. 12 744
Andersons, Inc. (The) 2,175 134,828
Archer-Daniels-Midland Co. 2,564 172,583
#B&G Foods, Inc. 616 2,692
*BJ's Wholesale Club Holdings,
Inc. 2,190 202,444
*Boston Beer Co., Inc. (The),
Class A 314 67,077
#*Bridgford Foods Corp. 8 60
#Brown-Forman Corp., Class A 454 12,635
#Brown-Forman Corp., Class B 3,444 94,262
Bunge Global SA 2,126 242,109
Calavo Growers, Inc. 12 305
Cal-Maine Foods, Inc. 1,657 138,409
#Campbell's Co. (The) 6,065 169,699
Casey's General Stores, Inc. 437 265,041
*Central Garden & Pet Co. 400 13,532
Shares Value
CONSUMER STAPLES — (Continued)
*Central Garden & Pet Co., Class
A 1,538 $ 47,170
*Chefs' Warehouse, Inc. (The) 1,405 88,374
Church & Dwight Co., Inc. 2,945 283,456
Clorox Co. (The) 607 68,464
Coca-Cola Co. (The) 16,476 1,232,570
Coca-Cola Consolidated, Inc. 1,535 233,412
Colgate-Palmolive Co. 5,454 492,442
Conagra Brands, Inc. 6,759 125,109
Constellation Brands, Inc., Class
A 2,161 338,629
Costco Wholesale Corp. 1,179 1,108,555
*Coty, Inc., Class A 22,769 72,178
*Darling Ingredients, Inc. 2,926 133,601
Dole PLC 6,906 110,013
Dollar General Corp. 2,806 402,465
*Dollar Tree, Inc. 2,971 349,360
Edgewell Personal Care Co. 2,150 41,839
#*elf Beauty, Inc. 1,519 129,100
Energizer Holdings, Inc. 2,217 48,397
Estee Lauder Cos., Inc. (The),
Class A 821 94,645
#*FitLife Brands, Inc. 794 12,625
Flowers Foods, Inc. 6,851 78,307
Fresh Del Monte Produce, Inc. 1,544 61,235
*Freshpet, Inc. 1,984 138,285
General Mills, Inc. 5,566 257,483
#*Grocery Outlet Holding Corp. 5,306 50,566
*Herbalife, Ltd. 665 11,465
Hershey Co. (The) 1,697 330,491
*Honest Co., Inc. (The) 5,836 14,415
Hormel Foods Corp. 4,950 121,819
Ingles Markets, Inc., Class A 164 12,277
Ingredion, Inc. 1,445 170,654
#Interparfums, Inc. 635 61,957
J&J Snack Foods Corp. 687 65,265
J.M. Smucker Co. (The) 2,336 244,953
John B. Sanfilippo & Son, Inc. 212 17,151
Kenvue, Inc. 11,187 194,654
Keurig Dr Pepper, Inc. 7,689 210,986
#Kimberly-Clark Corp. 3,482 348,165
#Kraft Heinz Co. (The) 5,597 132,873
Kroger Co. (The) 10,882 683,934
Lamb Weston Holdings, Inc. 3,103 142,521
*Lifeway Foods, Inc. 12 264
Limoneira Co. 1,437 20,693
*Maplebear, Inc. 4,572 169,896
Marzetti Co. (The) 767 131,594
McCormick & Co., Inc. 2,668 164,962
McCormick & Co., Inc. 175 10,792
MGP Ingredients, Inc. 4,026 100,288
*Mission Produce, Inc. 2,353 31,671
Molson Coors Beverage Co.,
Class B 3,280 157,571
Mondelez International, Inc.,
Class A 8,118 474,659
*Monster Beverage Corp. 4,348 351,144
*National Beverage Corp. 2,406 81,996

75
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
#Natural Grocers by Vitamin
Cottage, Inc. 955 $ 26,091
*Nature's Sunshine Products, Inc. 24 605
Nu Skin Enterprises, Inc., Class A 1,999 21,209
Oil-Dri Corp. of America 204 12,352
PepsiCo, Inc. 7,836 1,203,845
*Performance Food Group Co. 1,412 134,775
Philip Morris International, Inc. 583 104,614
Pilgrim's Pride Corp. 3,603 156,262
*Post Holdings, Inc. 1,119 114,485
PriceSmart, Inc. 1,007 143,205
Procter & Gamble Co. (The) 11,506 1,746,266
Reynolds Consumer Products,
Inc. 3,735 86,540
Seaboard Corp. 31 157,551
*Seneca Foods Corp., Class A 258 30,787
*Seneca Foods Corp., Class B 10 1,182
*Simply Good Foods Co. (The) 4,796 90,021
*Sprouts Farmers Market, Inc. 2,425 171,957
Sysco Corp. 5,595 469,141
Target Corp. 6,524 688,086
Tootsie Roll Industries, Inc. 442 16,743
*TreeHouse Foods, Inc. 1,310 32,278
Turning Point Brands, Inc. 672 81,413
Tyson Foods, Inc., Class A 2,920 190,764
*United Natural Foods, Inc. 3,122 116,232
Universal Corp. 881 49,856
*US Foods Holding Corp. 3,012 251,863
Utz Brands, Inc. 3,831 40,379
Village Super Market, Inc., Class
A 12 428
*Vita Coco Co., Inc. (The) 504 26,888
#*Vital Farms, Inc. 1,141 32,461
Walmart, Inc. 10,944 1,303,868
WD-40 Co. 283 65,438
Weis Markets, Inc. 813 57,845
TOTAL CONSUMER STAPLES 19,828,341
ENERGY — (5.9%)
Antero Midstream Corp. 8,809 165,785
*Antero Resources Corp. 7,809 284,013
APA Corp. 10,732 283,432
Archrock, Inc. 6,407 189,583
Ardmore Shipping Corp. 1,739 22,468
#Atlas Energy Solutions, Inc.,
Class A 6,049 70,592
Baker Hughes Co., Class A 9,718 544,597
Borr Drilling, Ltd. 5,333 24,958
*Bristow Group, Inc. 1,111 48,840
Cactus, Inc., Class A 1,306 73,436
California Resources Corp. 2,718 145,413
#*Centrus Energy Corp., Class A 288 80,145
Cheniere Energy, Inc. 2,756 582,949
Chevron Corp. 7,990 1,413,431
Chord Energy Corp. 808 80,994
*Clean Energy Fuels Corp. 7,088 15,594
*CNX Resources Corp. 4,357 169,052
#*Comstock Resources, Inc. 6,043 147,147
ConocoPhillips 6,393 666,342
Shares Value
ENERGY — (Continued)
#Core Laboratories, Inc. 1,018 $ 19,892
Core Natural Resources, Inc. 1,323 126,188
Coterra Energy, Inc. 8,930 257,630
Crescent Energy Co., Class A 14,662 143,248
*CVR Energy, Inc. 3,678 83,638
Delek US Holdings, Inc. 353 10,417
Devon Energy Corp. 12,100 486,541
DHT Holdings, Inc. 12,686 181,790
Diamondback Energy, Inc. 2,385 391,021
Dorian LPG, Ltd. 2,162 63,844
DT Midstream, Inc. 1,729 217,889
*Encore Energy Corp. 2,997 9,530
Energy Services of America Corp. 8 72
EOG Resources, Inc. 7,547 846,245
Epsilon Energy, Ltd. 16 80
EQT Corp. 1,947 112,400
Evolution Petroleum Corp. 28 110
Expand Energy Corp. 2,365 265,850
*Expro Group Holdings NV 5,612 89,848
Exxon Mobil Corp. 12,609 1,782,913
*Forum Energy Technologies, Inc. 12 543
*Gevo, Inc. 3,082 6,041
Granite Ridge Resources, Inc. 6,693 33,599
*Green Plains, Inc. 597 6,842
*Gulfport Energy Corp. 609 124,339
Halliburton Co. 11,191 375,122
*Helix Energy Solutions Group,
Inc. 5,225 41,486
Helmerich & Payne, Inc. 4,994 169,197
HF Sinclair Corp. 4,396 228,548
*Innovex International, Inc. 1,407 34,964
International Seaways, Inc. 3,452 205,912
Kinder Morgan, Inc. 12,003 365,971
#Kinetik Holdings, Inc., Class A 202 8,264
Kodiak Gas Services, Inc. 2,632 110,570
Liberty Energy, Inc., Class A 6,224 153,422
Magnolia Oil & Gas Corp., Class
A 7,328 186,937
Marathon Petroleum Corp. 3,015 531,213
Matador Resources Co. 3,293 148,975
#Murphy Oil Corp. 5,856 176,207
#*Nabors Industries, Ltd. 98 6,550
NACCO Industries, Inc., Class A 8 394
*National Energy Services
Reunited Corp. 1,725 33,948
Natural Gas Services Group, Inc. 12 416
Noble Corp. PLC 6,140 218,707
Nordic American Tankers, Ltd. 8,118 33,771
#Northern Oil & Gas, Inc. 3,521 88,025
NOV, Inc. 6,553 120,248
Occidental Petroleum Corp. 13,506 613,037
*Oceaneering International, Inc. 3,124 94,032
*Oil States International, Inc. 56 474
ONEOK, Inc. 5,328 421,924
Ovintiv, Inc. 7,058 306,811
*Par Pacific Holdings, Inc. 1,269 47,892
Patterson-UTI Energy, Inc. 19,141 144,132
PBF Energy, Inc., Class A 4,092 136,918

76
Dimensional US Vector Equity ETF
continued
Shares Value
ENERGY — (Continued)
Peabody Energy Corp. 4,619 $ 162,866
Permian Resources Corp., Class
A 15,752 254,080
Phillips 66 2,266 325,307
*PrimeEnergy Resources Corp. 36 6,591
*ProPetro Holding Corp. 5,039 57,898
Range Resources Corp. 6,145 232,588
Ranger Energy Services, Inc.,
Class A 16 247
*REX American Resources Corp. 1,282 43,344
Riley Exploration Permian, Inc. 78 2,188
RPC, Inc. 1,756 11,677
SandRidge Energy, Inc. 1,904 30,178
Scorpio Tankers, Inc. 2,260 143,781
*Seadrill, Ltd. 3,132 120,519
Select Water Solutions, Inc.,
Class A 2,525 30,527
SFL Corp., Ltd., Class B 6,881 60,966
SLB, Ltd. 17,299 836,926
SM Energy Co. 9,596 186,833
Smart Sand, Inc. 4 19
Solaris Energy Infrastructure, Inc.,
Class A 1,258 69,429
*Stabilis Solutions, Inc. 4 22
*Talos Energy, Inc. 11,838 141,109
Targa Resources Corp. 2,602 522,950
TechnipFMC PLC 6,221 346,634
Teekay Corp., Ltd. 3,463 35,426
Teekay Tankers, Ltd., Class A 1,480 95,490
*TETRA Technologies, Inc. 5,688 64,843
Texas Pacific Land Corp. 752 261,967
*Tidewater, Inc. 2,014 125,855
*Transocean, Ltd. 39,273 195,187
*Uranium Energy Corp. 2,955 50,944
VAALCO Energy, Inc. 634 3,259
*Valaris, Ltd. 2,520 145,480
Valero Energy Corp. 2,439 442,508
Viper Energy, Inc., Class A 1,667 70,581
Vitesse Energy, Inc. 960 20,122
Weatherford International PLC 2,557 240,563
Williams Cos., Inc. (The) 3,970 267,022
World Kinect Corp. 5,077 136,622
TOTAL ENERGY 21,015,896
FINANCIALS — (16.6%)
1st Source Corp. 851 57,298
*Acacia Research Corp. 2,945 11,721
Acadian Asset Management, Inc. 790 43,782
ACNB Corp. 8 404
Affiliated Managers Group, Inc. 693 216,971
Affinity Bancshares, Inc. 697 14,058
*Affirm Holdings, Inc., Class A 2,315 139,594
Aflac, Inc. 5,323 590,587
Alerus Financial Corp. 975 24,004
Allstate Corp. (The) 2,578 512,996
Ally Financial, Inc. 2,688 113,649
*AlTi Global, Inc. 12 56
Amalgamated Financial Corp. 1,009 39,190
Amerant Bancorp, Inc., Class A 847 18,380
Shares Value
FINANCIALS — (Continued)
American Coastal Insurance
Corp. 303 $ 3,348
American Express Co. 2,680 943,816
American Financial Group, Inc. 1,873 243,996
American International Group,
Inc. 4,560 341,453
Ameriprise Financial, Inc. 1,291 680,602
Ameris Bancorp 1,553 125,203
AMERISAFE, Inc. 516 19,407
AmeriServ Financial, Inc. 12 40
Ames National Corp. 4 104
Aon PLC, Class A 1,402 490,195
Apollo Global Management, Inc. 1,385 186,338
*Arch Capital Group, Ltd. 3,334 320,197
Arrow Financial Corp. 16 541
Arthur J. Gallagher & Co. 658 164,085
Artisan Partners Asset
Management, Inc., Class A 1,661 73,948
Associated Banc-Corp. 8,453 230,429
Associated Capital Group, Inc.,
Class A 4 158
Assurant, Inc. 836 199,077
Assured Guaranty, Ltd. 1,669 141,615
Atlantic Union Bankshares Corp. 3,342 129,803
*Atlanticus Holdings Corp. 470 24,266
Auburn National Bancorp, Inc. 4 99
Axis Capital Holdings, Ltd. 1,933 199,447
*Axos Financial, Inc. 2,022 200,158
Banc of California, Inc. 7,585 151,548
BancFirst Corp. 1,123 123,474
*Bancorp, Inc. (The) 2,266 134,691
Bank First Corp. 397 55,397
Bank of America Corp. 10,943 582,168
Bank of Hawaii Corp. 2,109 157,711
Bank of Marin Bancorp 4 107
Bank of New York Mellon Corp.
(The) 5,459 654,643
Bank of NT Butterfield & Son, Ltd.
(The) 7,890 408,702
Bank of the James Financial
Group, Inc. 729 13,778
Bank OZK 1,952 92,837
Bank7 Corp. 4 178
BankUnited, Inc. 3,593 170,560
Bankwell Financial Group, Inc. 4 193
Banner Corp. 1,786 110,446
Bar Harbor Bankshares 518 17,565
BayCom Corp. 8 233
Beacon Financial Corp. 2,845 80,656
*Berkshire Hathaway, Inc., Class
B 3,048 1,464,655
BGC Group, Inc., Class A 5,692 51,854
Blackrock, Inc. 5 5,595
*Block, Inc., Class A 2,283 137,962
*Blue Foundry Bancorp 12 158
Blue Ridge Bankshares, Inc. 12 51
BOK Financial Corp. 1,433 186,204
*Bowhead Specialty Holdings,
Inc. 1,037 25,469

77
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Bread Financial Holdings, Inc. 2,232 $ 161,909
*Bridgewater Bancshares, Inc. 12 231
*Brighthouse Financial, Inc. 2,694 172,578
Brown & Brown, Inc. 1,764 127,184
Burke & Herbert Financial
Services Corp. 346 22,656
Business First Bancshares, Inc. 520 14,648
*BV Financial, Inc. 4 76
Byline Bancorp, Inc. 1,162 37,103
C&F Financial Corp. 4 301
Cadence Bank 3,574 150,501
California Bancorp 1,093 19,663
Camden National Corp. 625 29,731
Capital Bancorp, Inc. 687 21,105
Capital City Bank Group, Inc. 434 18,124
Capital One Financial Corp. 3,553 777,858
Capitol Federal Financial, Inc. 3,634 26,456
Carlyle Group, Inc. (The) 2,636 154,944
*Carter Bankshares, Inc. 20 428
Cass Information Systems, Inc. 322 14,477
Cathay General Bancorp 2,214 113,313
CB Financial Services, Inc. 4 143
Cboe Global Markets, Inc. 922 244,385
Central Pacific Financial Corp. 126 4,104
CF Bankshares, Inc. 4 116
Charles Schwab Corp. (The) 4,205 436,984
Chemung Financial Corp. 4 243
ChoiceOne Financial Services,
Inc. 484 13,886
Chubb, Ltd. 424 131,253
Cincinnati Financial Corp. 1,767 284,293
Citigroup, Inc. 1,993 230,610
#Citizens & Northern Corp. 8 182
Citizens Community Bancorp, Inc. 8 145
Citizens Financial Group, Inc. 5,590 352,058
#*Citizens, Inc., Class A 24 133
City Holding Co. 501 61,668
Civista Bancshares, Inc. 12 290
CME Group, Inc., Class A 16 4,625
CNB Financial Corp. 26 720
CNO Financial Group, Inc. 556 23,380
#*Coastal Financial Corp. 8 766
#Cohen & Steers, Inc. 970 62,332
*Coinbase Global, Inc., Class A 817 159,103
Colony Bankcorp, Inc. 12 233
Columbia Banking System, Inc. 5,723 168,485
*Columbia Financial, Inc. 2,179 35,452
#Comerica, Inc. 2,764 245,084
Commerce Bancshares, Inc. 2,912 153,288
Community Financial System, Inc. 1,631 101,937
Community Trust Bancorp, Inc. 418 25,791
Community West Bancshares 16 383
ConnectOne Bancorp, Inc. 1,115 29,681
*Consumer Portfolio Services,
Inc. 40 345
Corebridge Financial, Inc. 9,511 293,224
*Corpay, Inc. 1,154 363,083
Crawford & Co., Class A 56 608
Shares Value
FINANCIALS — (Continued)
Crawford & Co., Class B 832 $ 8,570
#*Credit Acceptance Corp. 160 79,718
Cullen/Frost Bankers, Inc. 1,319 181,785
*Customers Bancorp, Inc. 2,237 176,768
CVB Financial Corp. 7,325 144,376
*Dave, Inc. 305 49,925
Diamond Hill Investment Group,
Inc. 55 9,424
DigitalBridge Group, Inc. 1,122 17,268
Dime Community Bancshares,
Inc. 1,599 54,398
Donegal Group, Inc., Class A 28 523
*Donnelley Financial Solutions,
Inc. 747 38,657
Eagle Bancorp Montana, Inc. 4 87
Eagle Bancorp, Inc. 1,175 31,443
Eagle Financial Services, Inc. 287 10,995
East West Bancorp, Inc. 1,698 194,319
Eastern Bankshares, Inc. 8,936 183,054
*eHealth, Inc. 4 11
Employers Holdings, Inc. 1,043 45,496
Enact Holdings, Inc. 2,683 106,703
*Encore Capital Group, Inc. 2,566 141,643
*Enova International, Inc. 1,125 185,816
Enterprise Financial Services
Corp. 4,413 253,086
Equitable Holdings, Inc. 3,303 153,259
Equity Bancshares, Inc., Class A 619 28,548
#Erie Indemnity Co., Class A 480 135,845
#Esquire Financial Holdings, Inc. 71 7,571
Essent Group, Ltd. 1,984 124,833
#*Euronet Worldwide, Inc. 1,812 131,297
Evercore, Inc., Class A 781 275,904
Everest Group, Ltd. 392 129,862
EVERTEC, Inc. 2,292 68,783
*EZCORP, Inc., Class A 5,330 114,328
F&G Annuities & Life, Inc. 1,431 42,200
FactSet Research Systems, Inc. 712 181,104
Farmers & Merchants Bancorp,
Inc. 4 107
Farmers National Banc Corp. 24 312
*FB Bancorp, Inc. 1,768 22,913
FB Financial Corp. 1,382 79,506
Federal Agricultural Mortgage
Corp., Class C 470 79,571
Federated Hermes, Inc., Class B 4,571 243,543
Fidelis Insurance Holdings, Ltd. 4,169 79,378
Fidelity National Financial, Inc. 3,481 189,332
Fidelity National Information
Services, Inc. 4,230 233,707
*Fifth District Bancorp, Inc. 782 11,777
Fifth Third Bancorp 4,497 225,839
*Finance Of America Cos, Inc.,
Class A 1,008 23,476
Financial Institutions, Inc. 338 11,134
Finward Bancorp 356 13,046
*Finwise Bancorp 8 140
First American Financial Corp. 2,075 131,098
First Bancorp 2,708 156,874

78
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
First Bancorp 8,005 $ 177,071
First Bancorp, Inc. (The) 12 328
First Bank 16 267
First Busey Corp. 1,918 47,279
First Business Financial Services,
Inc. 8 459
First Capital, Inc. 4 236
#First Citizens BancShares, Inc.,
Class A 133 275,253
First Commonwealth Financial
Corp. 22,719 409,624
First Community Bankshares, Inc. 309 11,130
First Community Corp. 4 117
First Financial Bancorp 5,561 159,823
First Financial Bankshares, Inc. 3,103 98,737
First Financial Corp. 111 7,233
*First Foundation, Inc. 1,130 7,096
First Hawaiian, Inc. 5,847 155,238
First Horizon Corp. 6,917 169,397
First Internet Bancorp 689 15,013
First Interstate BancSystem, Inc.,
Class A 4,968 176,215
First Merchants Corp. 3,064 121,825
First Mid Bancshares, Inc. 16 674
First National Corp. 4 105
First Northwest Bancorp 4 42
First Savings Financial Group,
Inc. 8 272
First United Corp. 8 307
First US Bancshares, Inc. 4 59
*First Western Financial, Inc. 8 201
FirstCash Holdings, Inc. 971 165,555
*Firstsun Capital Bancorp 639 25,228
*Fiserv, Inc. 3,319 211,520
Five Star Bancorp 8 317
Flagstar Bank NA 10,512 138,969
Flushing Financial Corp. 495 7,816
*Flywire Corp. 9,393 118,352
FNB Corp. 7,283 127,817
Franklin Financial Services Corp. 4 204
Franklin Resources, Inc. 4,139 110,180
FS Bancorp, Inc. 8 336
Fulton Financial Corp. 8,744 180,564
FVCBankcorp, Inc. 8 121
GCM Grosvenor, Inc., Class A 7 79
*Genworth Financial, Inc., Class A 19,196 160,095
German American Bancorp, Inc. 96 4,039
Glacier Bancorp, Inc. 2,724 138,052
Global Payments, Inc. 2,693 193,196
Globe Life, Inc. 1,943 272,447
Goldman Sachs Group, Inc. (The) 860 804,453
*Goosehead Insurance, Inc.,
Class A 145 8,967
Great Southern Bancorp, Inc. 12 737
*Green Dot Corp., Class A 2,290 27,892
Greene County Bancorp, Inc. 518 12,142
*Greenlight Capital Re, Ltd.,
Class A 32 444
Shares Value
FINANCIALS — (Continued)
*Hamilton Insurance Group, Ltd.,
Class B 1,750 $ 48,562
#Hamilton Lane, Inc., Class A 342 48,304
Hancock Whitney Corp. 1,534 105,539
Hanmi Financial Corp. 769 20,432
Hanover Bancorp, Inc. 523 12,081
Hanover Insurance Group, Inc.
(The) 875 152,372
Hartford Insurance Group, Inc.
(The) 3,733 504,179
Hawthorn Bancshares, Inc. 8 283
HBT Financial, Inc. 8 216
HCI Group, Inc. 729 115,670
Hennessy Advisors, Inc. 4 41
Heritage Commerce Corp. 2,479 31,558
Heritage Financial Corp. 1,768 45,632
*Heritage Insurance Holdings, Inc. 1,520 39,626
#Hingham Institution For Savings
(The) 76 22,682
*Hippo Holdings, Inc. 591 17,612
Home Bancorp, Inc. 8 478
Home BancShares, Inc. 3,602 104,098
HomeTrust Bancshares, Inc. 540 23,285
Hope Bancorp, Inc. 10,041 120,291
Horace Mann Educators Corp. 1,928 86,394
Horizon Bancorp, Inc. 1,404 24,738
Houlihan Lokey, Inc., Class A 482 81,130
Huntington Bancshares, Inc. 19,590 342,433
Independent Bank Corp. 420 14,763
Independent Bank Corp. 1,285 103,802
Intercontinental Exchange, Inc. 1,800 312,804
International Bancshares Corp. 2,247 156,481
*International Money Express,
Inc. 1,113 17,207
Invesco, Ltd. 12,299 335,640
Investar Holding Corp. 4 114
Investors Title Co. 78 20,235
Jack Henry & Associates, Inc. 1,003 179,748
Jackson Financial, Inc., Class A 2,305 274,111
James River Group Holdings, Inc. 1,892 12,695
Janus Henderson Group PLC 3,291 158,396
Jefferies Financial Group, Inc. 1,587 97,093
JPMorgan Chase & Co. 8,072 2,469,144
Kearny Financial Corp. 44 343
Kemper Corp. 2,858 112,634
KeyCorp 14,265 306,983
Kingstone Cos., Inc. 1,426 22,032
#Kinsale Capital Group, Inc. 388 153,601
KKR & Co., Inc. 136 15,539
Lake Shore Bancorp, Inc. 5 77
Lakeland Financial Corp. 1,791 106,744
Landmark Bancorp, Inc. 4 108
Lazard, Inc., Class A 2,176 116,895
LCNB Corp. 4 68
*LendingClub Corp. 6,153 104,047
*LendingTree, Inc. 530 30,030
Lincoln National Corp. 3,719 154,748
LINKBANCORP, Inc. 1,400 12,250
Live Oak Bancshares, Inc. 3,340 133,466

79
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Loews Corp. 2,513 $ 265,297
LPL Financial Holdings, Inc. 1,061 386,734
M&T Bank Corp. 615 136,266
Magyar Bancorp, Inc. 4 70
MainStreet Bancshares, Inc. 4 86
*Markel Group, Inc. 137 279,568
MarketAxess Holdings, Inc. 641 108,476
*Marqeta, Inc., Class A 21,348 88,167
Marsh & McLennan Cos., Inc. 2,628 494,563
Mastercard, Inc., Class A 2,845 1,532,858
Mechanics Bancorp 826 12,382
Mercantile Bank Corp. 534 27,757
Merchants Bancorp 1,140 47,264
Mercury General Corp. 2,063 180,698
Meridian Corp. 4 76
MetLife, Inc. 9,608 757,879
Metrocity Bankshares, Inc. 8 225
Metropolitan Bank Holding Corp. 295 27,317
MGIC Investment Corp. 4,549 122,459
Mid Penn Bancorp, Inc. 517 17,056
Middlefield Banc Corp. 8 268
#Midland States Bancorp, Inc. 16 366
MidWestOne Financial Group,
Inc. 810 37,519
Moelis & Co., Class A 1,010 72,387
Moody's Corp. 412 212,411
Morgan Stanley 3,310 605,068
Morningstar, Inc. 677 136,815
MSCI, Inc., Class A 97 59,094
MVB Financial Corp. 12 339
Nasdaq, Inc. 3,592 348,029
National Bank Holdings Corp.,
Class A 8,018 322,163
National Bankshares, Inc. 4 146
Navient Corp. 6,520 63,961
#NB Bancorp, Inc. 2 43
NBT Bancorp, Inc. 2,107 93,614
*NCR Atleos Corp. 2,207 82,321
Nelnet, Inc., Class A 794 104,729
*NerdWallet, Inc., Class A 406 4,896
*NI Holdings, Inc. 12 163
Nicolet Bankshares, Inc. 1,011 147,586
*NMI Holdings, Inc., Class A 2,813 108,919
Northeast Bank 298 34,339
Northeast Community Bancorp,
Inc. 4 94
Northern Trust Corp. 2,708 404,656
Northfield Bancorp, Inc. 48 591
Northrim Bancorp, Inc. 484 11,403
Northwest Bancshares, Inc. 26,625 342,930
Norwood Financial Corp. 4 122
Oak Valley Bancorp 8 256
OceanFirst Financial Corp. 2,103 39,431
*Octave Specialty Group, Inc. 1,164 6,600
OFG Bancorp 2,998 120,819
Ohio Valley Banc Corp. 4 165
*Old Market Capital Corp. 4 14
#Old National Bancorp 10,427 254,732
Shares Value
FINANCIALS — (Continued)
Old Republic International Corp. 6,939 $ 271,801
Old Second Bancorp, Inc. 1,449 28,748
OneMain Holdings, Inc., Class A 3,207 210,187
*Onity Group, Inc. 4 181
OP Bancorp 12 168
*Oportun Financial Corp. 16 87
Oppenheimer Holdings, Inc.,
Class A 369 31,007
Orange County Bancorp, Inc. 436 13,438
Origin Bancorp, Inc. 943 40,389
Orrstown Financial Services, Inc. 785 28,276
*Oscar Health, Inc., Class A 1,983 28,456
*Palomar Holdings, Inc. 725 89,603
Park National Corp. 504 82,122
Parke Bancorp, Inc. 12 328
Pathfinder Bancorp, Inc. 4 55
Pathward Financial, Inc. 1,275 115,120
*Paymentus Holdings, Inc., Class
A 447 11,948
*Payoneer Global, Inc. 21,400 136,746
PayPal Holdings, Inc. 10,924 575,586
*Paysign, Inc. 562 2,344
PCB Bancorp 8 180
Peapack-Gladstone Financial
Corp. 131 4,155
PennyMac Financial Services,
Inc. 1,188 118,705
Peoples Bancorp of North
Carolina, Inc. 4 147
Peoples Bancorp, Inc. 641 20,845
Peoples Financial Services Corp. 312 16,255
Pinnacle Financial Partners, Inc. 3,104 295,159
*Pioneer Bancorp, Inc. 12 170
Piper Sandler Cos. 138 47,796
Plumas Bancorp 4 200
PNC Financial Services Group,
Inc. (The) 761 169,931
*Ponce Financial Group, Inc. 12 201
Popular, Inc. 1,644 219,523
*PRA Group, Inc. 4,221 53,987
Preferred Bank/Los Angeles CA 469 40,226
Primerica, Inc. 851 223,847
Primis Financial Corp. 20 270
Princeton Bancorp, Inc. 4 145
Principal Financial Group, Inc. 3,177 300,925
#*Priority Technology Holdings,
Inc. 4 24
#*ProAssurance Corp. 16 388
PROG Holdings, Inc. 3,598 116,719
Progressive Corp. (The) 1,888 392,704
Prosperity Bancshares, Inc. 2,206 152,236
Provident Financial Holdings, Inc. 8 129
Provident Financial Services, Inc. 7,052 156,131
Prudential Financial, Inc. 1,740 193,331
QCR Holdings, Inc. 1,401 126,454
Radian Group, Inc. 1,097 36,091
Raymond James Financial, Inc. 1,684 279,308
RBB Bancorp 16 332
Red River Bancshares, Inc. 4 332

80
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Regional Management Corp. 12 $ 445
Regions Financial Corp. 11,597 330,514
Reinsurance Group of America,
Inc. 519 105,227
RenaissanceRe Holdings, Ltd. 791 222,825
Renasant Corp. 390 14,707
*Repay Holdings Corp., Class A 1,155 4,031
Republic Bancorp, Inc., Class A 174 12,634
*Rhinebeck Bancorp, Inc. 1,035 12,047
Richmond Mutual Bancorp, Inc. 12 168
Riverview Bancorp, Inc. 16 83
RLI Corp. 1,629 95,182
*Robinhood Markets, Inc., Class
A 2,231 221,940
*Root, Inc., Class A 464 28,828
S&P Global, Inc. 672 354,675
S&T Bancorp, Inc. 2,783 118,667
Safety Insurance Group, Inc. 486 38,248
SB Financial Group, Inc. 8 183
Seacoast Banking Corp. of
Florida 591 19,763
*Security National Financial
Corp., Class A 17 150
SEI Investments Co. 2,377 208,819
Selective Insurance Group, Inc. 961 80,801
*Selectquote, Inc. 9,271 13,165
#ServisFirst Bancshares, Inc. 744 60,896
#*Shift4 Payments, Inc., Class A 16 945
Shore Bancshares, Inc. 1,314 24,927
Sierra Bancorp 16 567
Silvercrest Asset Management
Group, Inc., Class A 8 118
Simmons First National Corp.,
Class A 6,608 134,341
*SiriusPoint, Ltd. 6,312 128,828
*Skyward Specialty Insurance
Group, Inc. 2,295 102,403
#SLM Corp. 5,014 136,130
SmartFinancial, Inc. 341 13,613
*SoFi Technologies, Inc. 8,236 187,863
Sound Financial Bancorp, Inc. 4 176
South Plains Financial, Inc. 301 12,540
*Southern First Bancshares, Inc. 4 220
Southern Missouri Bancorp, Inc. 358 22,400
Southside Bancshares, Inc. 348 11,202
SOUTHSTATE BANK Corp. 2,753 281,714
#SR Bancorp, Inc. 1,155 19,219
State Street Corp. 1,059 138,581
Stellar Bancorp, Inc. 3,955 146,889
*Sterling Bancorp, Inc. 36 –
Stewart Information Services
Corp. 1,219 82,197
Stifel Financial Corp. 1,318 162,509
Stock Yards Bancorp, Inc. 1,288 87,185
*StoneX Group, Inc. 422 47,374
*Summit State Bank 1,021 13,967
SWK Holdings Corp. 4 70
Synchrony Financial 4,113 298,727
T. Rowe Price Group, Inc. 2,217 234,293
Shares Value
FINANCIALS — (Continued)
*Texas Capital Bancshares, Inc. 2,281 $ 230,769
TFS Financial Corp. 88 1,239
*Third Coast Bancshares, Inc. 460 18,658
Timberland Bancorp, Inc. 8 312
Tiptree, Inc. 314 5,614
Tompkins Financial Corp. 209 16,745
Towne Bank 3,498 122,430
Travelers Cos., Inc. (The) 3,553 1,010,864
TriCo Bancshares 876 43,642
*Triumph Financial, Inc. 1,759 110,975
Truist Financial Corp. 6,771 348,165
TrustCo Bank Corp. 114 4,948
Trustmark Corp. 2,764 117,525
UMB Financial Corp. 2,000 254,280
Union Bankshares, Inc. 4 100
United Bancorp, Inc. 4 56
United Bankshares, Inc. 2,520 106,672
United Community Banks, Inc. 4,398 151,423
United Fire Group, Inc. 416 14,951
United Security Bancshares 4 43
Unity Bancorp, Inc. 295 15,918
Universal Insurance Holdings, Inc. 182 5,542
Univest Financial Corp. 336 11,135
Unum Group 1,820 138,265
US Bancorp 6,589 369,709
USCB Financial Holdings, Inc. 12 226
Valley National Bancorp 12,740 158,740
*Velocity Financial, Inc. 762 15,461
Victory Capital Holdings, Inc.,
Class A 3,075 216,880
Virginia National Bankshares
Corp. 4 164
Virtu Financial, Inc., Class A 1,905 79,077
Virtus Investment Partners, Inc. 324 52,893
Visa, Inc., Class A 5,944 1,912,958
Voya Financial, Inc. 2,329 178,541
#W. R. Berkley Corp. 3,137 215,135
WaFd, Inc. 4,138 134,982
Walker & Dunlop, Inc. 2,005 126,094
Washington Trust Bancorp, Inc. 363 12,476
Waterstone Financial, Inc. 24 439
Webster Financial Corp. 4,557 299,714
Wells Fargo & Co. 9,321 843,457
WesBanco, Inc. 6,946 245,124
West Bancorp, Inc. 16 380
Westamerica Bancorp 2,166 109,556
Western Alliance Bancorp 3,004 267,807
Western New England Bancorp,
Inc. 16 215
Western Union Co. (The) 11,835 110,894
Westwood Holdings Group, Inc. 12 220
*WEX, Inc. 581 89,416
White Mountains Insurance
Group, Ltd. 33 67,483
Willis Towers Watson PLC 1,398 443,823
Wintrust Financial Corp. 1,786 263,417
#WisdomTree, Inc. 5,042 81,680
*World Acceptance Corp. 147 17,824

81
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
WSFS Financial Corp. 1,859 $ 120,333
Zions Bancorp NA 4,015 240,539
TOTAL FINANCIALS 59,517,005
HEALTH CARE — (9.2%)
*10X Genomics, Inc., Class A 4,524 91,385
*4D Molecular Therapeutics, Inc. 1,918 16,993
Abbott Laboratories 3,679 402,115
AbbVie, Inc. 5,186 1,156,530
#*Absci Corp. 24 72
*AC Immune SA 3,399 10,843
#*Acadia Healthcare Co., Inc. 3,076 41,341
*ACADIA Pharmaceuticals, Inc. 4,533 113,914
*Accendra Health, Inc. 962 2,126
*Aclaris Therapeutics, Inc. 4,293 15,068
#Acme United Corp. 4 167
*AdaptHealth Corp., Class A 8,841 88,852
*Addus HomeCare Corp. 566 58,570
*ADMA Biologics, Inc. 5,430 93,939
Agilent Technologies, Inc. 1,759 235,442
*Agios Pharmaceuticals, Inc. 2,019 55,401
*Align Technology, Inc. 1,211 197,429
*Alkermes PLC 3,882 131,561
*Alnylam Pharmaceuticals, Inc. 222 75,049
Amgen, Inc. 2,406 822,563
*Amneal Pharmaceuticals, Inc. 2,723 37,251
#*Amphastar Pharmaceuticals,
Inc. 1,457 38,596
*Amylyx Pharmaceuticals, Inc. 8 114
*AngioDynamics, Inc. 1,917 19,860
*ANI Pharmaceuticals, Inc. 610 49,929
*Arvinas, Inc. 2,431 32,527
*Astrana Health, Inc. 1,324 30,108
#*Atea Pharmaceuticals, Inc. 20 85
*Aura Biosciences, Inc. 3,128 17,517
*Avalo Therapeutics, Inc. 140 2,115
*Avanos Medical, Inc. 1,509 20,100
#*Avantor, Inc. 8,580 93,694
*Azenta, Inc. 3,035 118,001
Baxter International, Inc. 6,718 134,830
#*Beam Therapeutics, Inc. 5,984 165,278
Becton Dickinson & Co. 2,284 464,748
*Biogen, Inc. 1,622 291,782
*BioMarin Pharmaceutical, Inc. 2,926 165,436
*Bio-Rad Laboratories, Inc., Class
A 355 104,263
*Boston Scientific Corp. 1,838 171,908
#*BrightSpring Health Services,
Inc. 2,357 92,559
Bristol-Myers Squibb Co. 18,416 1,013,801
*Brookdale Senior Living, Inc. 2,864 42,960
#Bruker Corp. 1,965 87,030
#*Butterfly Network, Inc., Class A 9,397 37,212
#*Cardiff Oncology, Inc. 4 7
Cardinal Health, Inc. 347 74,563
*CareDx, Inc. 2,943 60,479
*Castle Biosciences, Inc. 1,345 52,980
*Catalyst Pharmaceuticals, Inc. 5,806 141,086
*Celldex Therapeutics, Inc. 2,038 50,135
Shares Value
HEALTH CARE — (Continued)
Cencora, Inc. 1,670 $ 599,897
*Centene Corp. 5,178 224,311
#*Certara, Inc. 15,426 135,595
*CG oncology, Inc. 163 8,484
*Charles River Laboratories
International, Inc. 1,056 222,267
Chemed Corp. 193 82,438
Cigna Group (The) 1,382 378,820
*Claritev Corp., Class A 78 2,118
*Collegium Pharmaceutical, Inc. 1,706 78,340
Concentra Group Holdings
Parent, Inc. 3,875 85,948
CONMED Corp. 1,075 41,269
*Cooper Cos., Inc. (The) 1,684 137,044
*Corcept Therapeutics, Inc. 80 3,190
*CorVel Corp. 536 37,322
#*Crinetics Pharmaceuticals, Inc. 468 23,372
*Cross Country Healthcare, Inc. 40 373
*CryoPort, Inc. 2,221 21,122
#*CVRx, Inc. 4 27
CVS Health Corp. 2,133 158,951
*Cytek Biosciences, Inc. 3,616 18,080
*CytomX Therapeutics, Inc. 1,429 8,131
Danaher Corp. 814 178,176
*Day One Biopharmaceuticals,
Inc. 3,105 34,652
*Definitive Healthcare Corp.,
Class A 52 121
*Denali Therapeutics, Inc. 6,734 146,397
DENTSPLY SIRONA, Inc. 9,122 113,751
*Design Therapeutics, Inc. 1,280 13,069
*Dexcom, Inc. 5,264 384,483
*Doximity, Inc., Class A 228 8,543
*Dynavax Technologies Corp. 2,974 46,052
*Dyne Therapeutics, Inc. 3,225 57,695
*Edwards Lifesciences Corp. 1,857 151,086
*Elanco Animal Health, Inc. 7,818 188,257
*Electromed, Inc. 659 19,684
Elevance Health, Inc. 1,473 509,275
Eli Lilly & Co. 2,786 2,889,500
Embecta Corp. 8 85
*Emergent BioSolutions, Inc. 8 91
Encompass Health Corp. 1,633 154,367
*Enhabit, Inc. 36 383
#*Enliven Therapeutics, Inc. 569 15,050
#*Enovis Corp. 2,218 48,885
Ensign Group, Inc. (The) 1,285 220,583
*Envista Holdings Corp. 5,712 134,061
*Exelixis, Inc. 5,058 209,199
*FONAR Corp. 4 75
*Fortrea Holdings, Inc. 1,354 22,761
*Fulcrum Therapeutics, Inc. 1,960 21,031
#*Fulgent Genetics, Inc. 24 629
GE HealthCare Technologies, Inc. 4,153 327,962
Gilead Sciences, Inc. 6,065 860,927
*Globus Medical, Inc., Class A 1,238 112,262
*GoodRx Holdings, Inc., Class A 7,533 17,100
#*GRAIL, Inc. 777 76,006

82
Dimensional US Vector Equity ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Haemonetics Corp. 911 $ 60,727
*Halozyme Therapeutics, Inc. 1,925 138,042
*Harmony Biosciences Holdings,
Inc. 3,235 118,142
#*Harrow, Inc. 846 34,635
HCA Healthcare, Inc. 99 48,339
HealthStream, Inc. 1,095 24,408
*Henry Schein, Inc. 2,077 156,772
*Hologic, Inc. 2,422 181,480
Humana, Inc. 1,037 202,422
*ICON PLC 852 153,573
*ICU Medical, Inc. 820 122,918
*Ideaya Biosciences, Inc. 5,377 173,086
*IDEXX Laboratories, Inc. 604 404,958
*ImmuCell Corp. 4 24
*Incyte Corp. 2,343 234,464
*InfuSystem Holdings, Inc. 8 66
*Innoviva, Inc. 1,559 31,180
*Inogen, Inc. 2,852 16,827
*Inspire Medical Systems, Inc. 51 3,865
*Integer Holdings Corp. 1,489 129,335
#*Integra LifeSciences Holdings
Corp. 3,559 39,647
#*Intellia Therapeutics, Inc. 4,577 60,188
#*Iovance Biotherapeutics, Inc. 11,951 30,475
*IQVIA Holdings, Inc. 1,912 440,047
#*Janux Therapeutics, Inc. 1,318 18,070
*Jazz Pharmaceuticals PLC 1,331 218,936
Johnson & Johnson 10,707 2,433,166
*Keros Therapeutics, Inc. 134 2,400
*Kewaunee Scientific Corp. 4 158
*Kodiak Sciences, Inc. 4 91
*Kura Oncology, Inc. 222 1,803
*Kymera Therapeutics, Inc. 675 49,066
Labcorp Holdings, Inc. 1,193 323,923
*Lantern Pharma, Inc. 4 13
#*Lantheus Holdings, Inc. 1,105 73,947
#*Lexeo Therapeutics, Inc. 1,683 12,471
*LifeStance Health Group, Inc. 7,360 52,035
*Ligand Pharmaceuticals, Inc. 2,036 391,116
*LivaNova PLC 1,994 131,026
*Lyell Immunopharma, Inc. 339 8,136
*MannKind Corp. 4,351 25,149
McKesson Corp. 51 42,392
*Medpace Holdings, Inc. 350 203,868
Medtronic PLC 1,949 200,669
Merck & Co., Inc. 12,779 1,409,140
*Merit Medical Systems, Inc. 189 15,326
*Mettler-Toledo International, Inc. 17 23,345
*MiMedx Group, Inc. 2,970 15,177
*Mineralys Therapeutics, Inc. 861 26,596
#*Moderna, Inc. 5,586 246,175
*Molina Healthcare, Inc. 978 175,639
National HealthCare Corp. 381 54,525
National Research Corp. 560 11,390
*Neogen Corp. 9,728 99,420
*NeoGenomics, Inc. 4,287 51,701
*Neurocrine Biosciences, Inc. 760 103,406
Shares Value
HEALTH CARE — (Continued)
#*Novavax, Inc. 228 $ 2,017
#*Nutex Health, Inc. 214 31,841
*Nuvation Bio, Inc. 2,055 10,768
*Omnicell, Inc. 1,670 80,995
*OptimizeRx Corp. 1,396 15,021
*Option Care Health, Inc. 4,060 138,040
Oramed Pharmaceuticals, Inc. 4 13
*Organogenesis Holdings, Inc.,
Class A 4,647 18,588
Organon & Co. 9,497 81,104
*ORIC Pharmaceuticals, Inc. 2,102 21,567
*Orthofix Medical, Inc. 1,499 19,832
*OrthoPediatrics Corp. 628 10,965
*Pacira BioSciences, Inc. 1,277 26,230
*PACS Group, Inc. 1,227 41,424
*Pediatrix Medical Group, Inc. 1,987 42,482
*Pennant Group, Inc. (The) 900 24,858
#Perrigo Co. PLC 5,606 79,661
#*Personalis, Inc. 3,615 33,873
Pfizer, Inc. 15,876 419,761
Phibro Animal Health Corp.,
Class A 582 23,367
*Praxis Precision Medicines, Inc. 592 185,888
*Prestige Consumer Healthcare,
Inc. 877 56,540
*Progyny, Inc. 302 7,209
*Protara Therapeutics, Inc. 3,715 26,302
*Puma Biotechnology, Inc. 20 130
Quest Diagnostics, Inc. 1,549 289,709
*QuidelOrtho Corp. 1,445 39,261
#*Recursion Pharmaceuticals,
Inc., Class A 7,814 32,741
Regeneron Pharmaceuticals, Inc. 301 223,176
*REGENXBIO, Inc. 1,300 14,508
*Relay Therapeutics, Inc. 3,972 30,426
*Replimune Group, Inc. 919 6,461
ResMed, Inc. 909 234,804
#Revvity, Inc. 1,635 177,888
*Rigel Pharmaceuticals, Inc. 700 24,402
*Roivant Sciences, Ltd. 2,415 52,212
*Sarepta Therapeutics, Inc. 4,598 93,523
*Seer, Inc., Class A 6,516 11,859
Select Medical Holdings Corp. 4,308 64,835
SIGA Technologies, Inc. 2,115 14,170
*Solid Biosciences, Inc. 2,475 15,988
*Sotera Health Co. 7,338 132,965
#*STAAR Surgical Co. 1,056 20,011
STERIS PLC 1,232 323,523
#*Strata Critical Medical, Inc. 20 98
Stryker Corp. 350 129,346
*Supernus Pharmaceuticals, Inc. 7,221 347,763
#*Surgery Partners, Inc. 4,867 72,324
*Tactile Systems Technology, Inc. 36 1,039
#*Teladoc Health, Inc. 10,585 57,688
Teleflex, Inc. 836 87,253
*Tenet Healthcare Corp. 1,148 217,293
*Terns Pharmaceuticals, Inc. 3,024 104,630
*Theravance Biopharma, Inc. 16 303

83
Dimensional US Vector Equity ETF
continued
Shares Value
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc. 593 $ 343,116
*TruBridge, Inc. 12 232
#*UFP Technologies, Inc. 257 64,543
*United Therapeutics Corp. 560 262,914
UnitedHealth Group, Inc. 1,741 499,545
Universal Health Services, Inc.,
Class B 722 145,310
US Physical Therapy, Inc. 297 24,909
Utah Medical Products, Inc. 4 244
*Vanda Pharmaceuticals, Inc. 24 181
*Varex Imaging Corp. 1,475 20,561
*Vaxcyte, Inc. 1,116 59,784
*Ventyx Biosciences, Inc. 6,665 92,977
*Veracyte, Inc. 3,532 134,499
*Vertex Pharmaceuticals, Inc. 279 131,102
Viatris, Inc. 15,304 200,329
*Vir Biotechnology, Inc. 1,381 10,275
*Waters Corp. 652 241,709
*Waystar Holding Corp. 3,080 81,805
West Pharmaceutical Services,
Inc. 750 173,340
*Xencor, Inc. 305 3,687
Zimmer Biomet Holdings, Inc. 1,963 170,918
Zoetis, Inc., Class A 3,237 404,042
*Zymeworks, Inc. 130 2,929
TOTAL HEALTH CARE 32,963,132
INDUSTRIALS — (15.5%)
#*3D Systems Corp. 10,161 22,761
3M Co. 2,801 429,001
A.O. Smith Corp. 2,154 158,297
#AAON, Inc. 526 47,898
*AAR Corp. 1,621 171,680
ABM Industries, Inc. 2,794 128,636
ACCO Brands Corp. 76 297
Acuity, Inc. 618 191,110
*ACV Auctions, Inc., Class A 805 6,287
Advanced Drainage Systems, Inc. 1,620 246,305
Aebi Schmidt Holding AG 1,054 15,431
AECOM 1,668 160,845
#*AeroVironment, Inc. 62 17,260
*AerSale Corp. 16 120
AGCO Corp. 1,947 220,809
Air Lease Corp., Class A 2,406 155,500
Alamo Group, Inc. 560 109,374
*Alaska Air Group, Inc. 3,417 173,686
Albany International Corp., Class
A 1,609 89,283
*Allegiant Travel Co. 495 43,872
Allegion PLC 1,008 166,713
#Allient, Inc. 537 32,762
Allison Transmission Holdings,
Inc. 2,110 229,357
*Alpha Pro Tech, Ltd. 8 40
Alta Equipment Group, Inc. 12 81
*Amentum Holdings, Inc. 3,753 134,282
*Ameresco, Inc., Class A 1,422 44,565
*American Airlines Group, Inc. 1,839 24,459
*American Woodmark Corp. 540 32,071
Shares Value
INDUSTRIALS — (Continued)
AMETEK, Inc. 1,150 $ 257,577
*API Group Corp. 5,023 208,806
Apogee Enterprises, Inc. 1,217 45,187
Applied Industrial Technologies,
Inc. 776 202,078
ArcBest Corp. 1,216 109,708
Arcosa, Inc. 1,088 124,543
Argan, Inc. 217 75,323
Armstrong World Industries, Inc. 922 169,408
Astec Industries, Inc. 427 20,803
*Astronics Corp. 738 55,904
*Asure Software, Inc. 16 154
*ATI, Inc. 2,992 359,938
Atkore, Inc. 1,865 129,524
Atmus Filtration Technologies,
Inc. 2,164 125,447
Automatic Data Processing, Inc. 1,817 448,472
#*Avis Budget Group, Inc. 269 30,932
AZZ, Inc. 970 120,561
Barrett Business Services, Inc. 645 24,510
*Blue Bird Corp. 1,395 70,182
*BlueLinx Holdings, Inc. 42 2,922
*Boeing Co. (The) 379 88,580
Boise Cascade Co. 1,260 101,821
Booz Allen Hamilton Holding
Corp., Class A 1,619 143,152
*Bowman Consulting Group, Ltd. 519 18,077
Brady Corp., Class A 1,128 97,538
*BrightView Holdings, Inc. 6,691 89,392
Brink's Co. (The) 889 112,939
Broadridge Financial Solutions,
Inc. 1,055 207,951
*Builders FirstSource, Inc. 1,471 168,282
BWX Technologies, Inc. 150 30,815
*Byrna Technologies, Inc. 617 8,459
*CACI International, Inc., Class A 497 308,428
Cadre Holdings, Inc. 1,013 40,530
Carlisle Cos., Inc. 585 199,421
Carpenter Technology Corp. 572 181,799
Carrier Global Corp. 4,192 249,759
*Casella Waste Systems, Inc.,
Class A 742 74,853
Caterpillar, Inc. 2,106 1,384,400
#*CBIZ, Inc. 461 18,140
*CECO Environmental Corp. 1,109 74,780
*Centuri Holdings, Inc. 3,429 94,640
CH Robinson Worldwide, Inc. 1,570 306,072
*Chart Industries, Inc. 990 205,267
#*Cimpress PLC 23 1,819
Cintas Corp. 1,367 261,630
Civeo Corp. 4 101
#*Clarivate PLC 25,214 66,817
*Clean Harbors, Inc. 566 147,109
CNH Industrial NV 19,246 207,087
Comfort Systems USA, Inc. 403 460,266
CompX International, Inc. 4 93
#Concentrix Corp. 3,676 137,299
*Concrete Pumping Holdings, Inc. 28 162

84
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
#*Construction Partners, Inc.,
Class A 312 $ 34,283
Copa Holdings SA, Class A 980 133,672
*Copart, Inc. 4,096 166,216
*Core & Main, Inc., Class A 4,407 235,158
*Costamare Bulkers Holdings,
Ltd. 250 4,133
Costamare, Inc. 1,254 21,042
Covenant Logistics Group, Inc.,
Class A 974 23,960
CRA International, Inc. 290 54,793
Crane Co. 1,016 185,562
CSG Systems International, Inc. 886 70,659
CSW Industrials, Inc. 425 114,742
CSX Corp. 27,316 1,031,452
Cummins, Inc. 1,443 835,237
Curtiss-Wright Corp. 41 26,924
*Custom Truck One Source, Inc. 5,069 32,036
Deere & Co. 973 513,744
Delta Air Lines, Inc. 9,052 596,436
Deluxe Corp. 965 25,476
*Distribution Solutions Group, Inc. 712 20,214
*DNOW, Inc. 7,128 108,274
Donaldson Co., Inc. 2,696 274,830
Douglas Dynamics, Inc. 966 36,399
Dover Corp. 1,214 244,609
*Ducommun, Inc. 420 47,607
*DXP Enterprises, Inc. 545 70,877
*Dycom Industries, Inc. 518 188,754
Eaton Corp. PLC 628 220,692
EMCOR Group, Inc. 581 418,744
Emerson Electric Co. 2,276 334,481
Enerpac Tool Group Corp., Class
A 1,805 72,850
EnerSys 1,720 309,927
Ennis, Inc. 1,285 25,045
Enpro, Inc. 590 140,880
*Enviri Corp. 2,363 44,708
Equifax, Inc. 1,035 208,449
Esab Corp. 978 118,436
ESCO Technologies, Inc. 48 10,952
Espey Mfg. & Electronics Corp. 4 211
*Everus Construction Group, Inc. 1,572 139,106
EVI Industries, Inc. 4 103
*ExlService Holdings, Inc. 2,333 91,337
Expeditors International of
Washington, Inc. 1,928 309,521
Exponent, Inc. 359 25,801
Fastenal Co. 8,204 355,725
Federal Signal Corp. 900 97,281
FedEx Corp. 3,422 1,102,740
Ferguson Enterprises, Inc. 2,383 601,612
Flowserve Corp. 2,984 233,200
*Fluor Corp. 3,941 182,035
Fortive Corp. 3,880 204,903
Fortune Brands Innovations, Inc. 2,650 143,365
Franklin Electric Co., Inc. 955 95,137
#*Frontier Group Holdings, Inc. 5,827 27,037
FTAI Aviation, Ltd. 1,036 282,124
Shares Value
INDUSTRIALS — (Continued)
*FTI Consulting, Inc. 829 $ 144,801
*FuelCell Energy, Inc. 464 3,800
*Gates Industrial Corp. PLC 6,636 152,761
GATX Corp. 640 116,422
Genco Shipping & Trading, Ltd. 1,686 35,237
*Gencor Industries, Inc. 12 172
*Generac Holdings, Inc. 1,130 189,885
General Dynamics Corp. 267 93,741
Genpact, Ltd. 4,285 188,969
*Gibraltar Industries, Inc. 1,335 68,432
Global Industrial Co. 310 9,474
Gorman-Rupp Co. (The) 455 24,793
Graco, Inc. 1,784 155,797
#Granite Construction, Inc. 1,117 134,867
*Great Lakes Dredge & Dock
Corp. 2,530 37,899
Greenbrier Cos., Inc. (The) 1,419 71,546
Griffon Corp. 1,222 99,532
*GXO Logistics, Inc. 2,612 147,813
*Hayward Holdings, Inc. 7,234 116,757
*Healthcare Services Group, Inc. 2,676 50,362
Heartland Express, Inc. 1,846 18,626
Helios Technologies, Inc. 1,466 94,967
#Herc Holdings, Inc. 1,113 159,537
#*Hertz Global Holdings, Inc. 4,681 22,937
Hexcel Corp. 952 78,835
*Hillman Solutions Corp. 21,880 205,016
HireQuest, Inc. 917 10,298
HNI Corp. 4,044 193,263
Honeywell International, Inc. 2,435 554,011
Howmet Aerospace, Inc. 333 69,291
Hub Group, Inc., Class A 2,915 138,696
Hubbell, Inc., Class B 736 359,124
Huntington Ingalls Industries, Inc. 784 329,680
*Hurco Cos., Inc. 4 66
*Huron Consulting Group, Inc. 667 112,723
Hyster-Yale, Inc. 590 19,736
*IBEX Holdings, Ltd. 300 11,160
ICF International, Inc. 1,116 104,067
IDEX Corp. 795 157,847
*IES Holdings, Inc. 661 251,372
Illinois Tool Works, Inc. 2,405 628,330
Ingersoll Rand, Inc. 271 23,330
#*Innodata, Inc. 209 11,587
*Innovative Solutions and
Support, Inc. 16 296
Insperity, Inc. 208 8,888
Insteel Industries, Inc. 178 5,899
Interface, Inc., Class A 1,638 51,548
ITT, Inc. 1,004 183,029
Jacobs Solutions, Inc. 1,387 187,606
*Janus International Group, Inc. 8,236 56,499
JB Hunt Transport Services, Inc. 1,301 263,739
#*JetBlue Airways Corp. 16,113 78,470
Johnson Controls International
PLC 282 33,631
Kadant, Inc. 326 104,659
Karat Packaging, Inc. 927 22,684

85
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
KBR, Inc. 2,740 $ 117,299
Kennametal, Inc. 11,393 391,805
Kforce, Inc. 477 16,852
*Kirby Corp. 1,220 143,545
Knight-Swift Transportation
Holdings, Inc., Class A 4,319 237,977
Korn Ferry 1,969 136,786
*Kratos Defense & Security
Solutions, Inc. 228 23,486
*L.B. Foster Co., Class A 4 120
L3Harris Technologies, Inc. 983 337,022
Landstar System, Inc. 731 109,182
*Legalzoom.com, Inc. 3,786 33,658
Leidos Holdings, Inc. 2,033 382,773
Lennox International, Inc. 433 214,370
#*Limbach Holdings, Inc. 254 21,839
Lincoln Electric Holdings, Inc. 738 195,828
Lindsay Corp. 488 61,132
*Liquidity Services, Inc. 424 13,568
Lockheed Martin Corp. 1,159 735,061
LSI Industries, Inc. 1,032 22,818
Luxfer Holdings PLC 20 303
*Manitowoc Co., Inc. (The) 44 568
ManpowerGroup, Inc. 1,710 62,124
Marten Transport, Ltd. 2,117 26,039
Masco Corp. 400 26,436
*MasTec, Inc. 954 229,418
*Mastech Digital, Inc. 4 28
*Masterbrand, Inc. 6,057 73,411
*Matrix Service Co. 28 401
Matson, Inc. 971 155,651
Maximus, Inc. 1,845 174,242
*Mayville Engineering Co., Inc. 1,163 22,795
McGrath RentCorp 615 68,689
*Mercury Systems, Inc. 2,219 208,320
*Middleby Corp. (The) 1,229 180,872
MillerKnoll, Inc. 4,205 84,436
*Mistras Group, Inc. 32 452
*Modine Manufacturing Co. 595 109,873
*Montrose Environmental Group,
Inc. 1,057 23,550
Moog, Inc., Class A 414 126,415
MSA Safety, Inc. 630 111,605
MSC Industrial Direct Co., Inc.,
Class A 1,087 91,678
Mueller Industries, Inc. 2,030 276,364
Mueller Water Products, Inc.,
Class A 3,818 103,353
*MYR Group, Inc. 358 89,514
National Presto Industries, Inc. 120 15,288
*Nextpower, Inc., Class A 3,287 384,875
NL Industries, Inc. 24 146
Nordson Corp. 604 165,816
Norfolk Southern Corp. 2,410 701,888
Northrop Grumman Corp. 813 562,807
*NPK International, Inc. 1,126 15,550
nVent Electric PLC 395 44,343
*NWPX Infrastructure, Inc. 286 19,291
Old Dominion Freight Line, Inc. 1,548 268,114
Shares Value
INDUSTRIALS — (Continued)
*OPENLANE, Inc. 14,362 $ 431,434
*Optex Systems Holdings, Inc. 793 11,840
*Orion Group Holdings, Inc. 36 440
Oshkosh Corp. 1,677 241,186
Otis Worldwide Corp. 638 54,498
Owens Corning 1,603 192,104
PACCAR, Inc. 4,020 494,098
Pangaea Logistics Solutions, Ltd. 40 339
Park Aerospace Corp. 16 392
Parker-Hannifin Corp. 282 263,907
*Parsons Corp. 1,890 132,413
Paychex, Inc. 3,162 326,097
#Paycom Software, Inc. 1,064 143,374
*Paylocity Holding Corp. 881 118,917
Pentair PLC 1,956 206,104
#*Perma-Fix Environmental
Services, Inc. 2,248 34,327
*Perma-Pipe International
Holdings, Inc. 8 231
#*Planet Labs PBC 25,854 645,574
#*Plug Power, Inc. 45,105 95,397
Powell Industries, Inc. 622 275,913
#*Power Solutions International,
Inc. 693 49,660
Preformed Line Products Co. 235 58,971
Primoris Services Corp. 1,703 252,470
*Proto Labs, Inc. 627 33,012
Quad/Graphics, Inc. 56 343
Quanta Services, Inc. 126 59,803
*Radiant Logistics, Inc. 48 323
*RCM Technologies, Inc. 4 83
Regal Rexnord Corp. 1,844 297,806
Republic Services, Inc., Class A 3,362 723,133
*Resideo Technologies, Inc. 4,663 159,754
REV Group, Inc. 1,937 123,774
Robert Half, Inc. 4,390 151,938
Rockwell Automation, Inc. 759 320,032
Rollins, Inc. 1,950 123,513
RTX Corp. 3,349 672,915
Rush Enterprises, Inc., Class A 1,773 113,809
Rush Enterprises, Inc., Class B 808 47,680
#*RXO, Inc. 4,083 59,530
Ryder System, Inc. 273 52,219
*Saia, Inc. 471 157,724
Schneider National, Inc., Class B 2,040 54,754
Science Applications International
Corp. 1,465 149,078
Sensata Technologies Holding
PLC 4,265 147,526
*SES AI Corp. 1,369 2,779
*Shoals Technologies Group, Inc.,
Class A 7,990 75,426
Simpson Manufacturing Co., Inc. 643 113,670
*SiteOne Landscape Supply, Inc. 589 84,545
#*Skillsoft Corp. 207 1,873
*SkyWest, Inc. 1,709 164,953
Snap-on, Inc. 685 250,785
*Southland Holdings, Inc. 8 15
Southwest Airlines Co. 7,554 358,966

86
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*SPX Technologies, Inc. 996 $ 207,576
SS&C Technologies Holdings,
Inc. 3,464 283,667
*StandardAero, Inc. 712 21,994
#Standex International Corp. 207 49,680
Stanley Black & Decker, Inc. 2,249 176,906
*Sterling Infrastructure, Inc. 730 261,274
*Sun Country Airlines Holdings,
Inc. 2,255 39,553
#*Sunrun, Inc. 10,123 192,337
*TaskUS, Inc., Class A 16 173
*Taylor Devices, Inc. 304 22,113
*Team, Inc. 105 1,515
#Tecnoglass, Inc. 1,495 73,120
Tennant Co. 1,136 86,438
Terex Corp. 2,546 145,122
Tetra Tech, Inc. 4,912 184,986
Textron, Inc. 2,245 197,695
*Thermon Group Holdings, Inc. 813 36,788
*TIC Solutions, Inc. 5,520 55,752
Timken Co. (The) 1,345 125,341
*Titan International, Inc. 1,488 14,196
*Titan Machinery, Inc. 20 325
Toro Co. (The) 2,279 208,529
Trane Technologies PLC 788 331,417
TransUnion 2,234 176,531
*Trex Co., Inc. 2,961 122,645
TriNet Group, Inc. 243 14,881
Trinity Industries, Inc. 3,331 95,733
*TrueBlue, Inc. 2,204 11,813
#*TTEC Holdings, Inc. 24 77
Tutor Perini Corp. 3,008 237,301
*Uber Technologies, Inc. 4,358 348,858
UFP Industries, Inc. 1,269 131,062
U-Haul Holding Co. 1,947 99,901
*U-Haul Holding Co. 311 17,587
UL Solutions, Inc., Class A 651 45,720
*Ultralife Corp. 1,788 11,407
UniFirst Corp. 462 99,330
Union Pacific Corp. 2,890 679,439
*United Airlines Holdings, Inc. 5,412 553,756
United Parcel Service, Inc., Class
B 4,437 471,298
United Rentals, Inc. 990 774,239
*Upwork, Inc. 5,393 108,022
*V2X, Inc. 1,973 135,802
Valmont Industries, Inc. 312 139,015
Veralto Corp. 2,679 265,167
Verisk Analytics, Inc., Class A 1,293 281,176
*Verra Mobility Corp., Class A 4,742 91,521
Vertiv Holdings Co., Class A 3,163 588,887
#Vestis Corp. 897 5,857
Virco Mfg. Corp. 674 4,711
*VirTra, Inc. 1,934 9,070
VSE Corp. 856 187,096
Waste Management, Inc. 1,616 359,140
#Watsco, Inc. 314 121,345
Shares Value
INDUSTRIALS — (Continued)
Watts Water Technologies, Inc.,
Class A 411 $ 123,016
Werner Enterprises, Inc. 3,502 119,944
WESCO International, Inc. 1,487 430,382
Westinghouse Air Brake
Technologies Corp. 723 166,391
*Willdan Group, Inc. 111 14,008
Willis Lease Finance Corp. 313 57,054
#WillScot Holdings Corp. 4,329 86,710
Woodward, Inc. 350 111,244
Worthington Enterprises, Inc. 483 26,840
WW Grainger, Inc. 357 385,539
#*XPO, Inc. 1,623 240,383
Xylem, Inc. 445 61,352
Zurn Elkay Water Solutions Corp. 2,761 127,310
TOTAL INDUSTRIALS 55,416,517
INFORMATION TECHNOLOGY — (20.3%)
*8x8, Inc. 6,570 10,906
A10 Networks, Inc. 3,511 61,232
Accenture PLC, Class A 1,759 463,743
*ACI Worldwide, Inc. 2,092 90,709
*ACM Research, Inc., Class A 1,478 85,901
Adeia, Inc. 3,890 70,370
*Adobe, Inc. 1,278 374,774
#*ADTRAN Holdings, Inc. 16 148
#*Aeva Technologies, Inc. 4 51
*Akamai Technologies, Inc. 1,488 144,559
*Alarm.com Holdings, Inc. 446 21,756
*Alpha & Omega Semiconductor,
Ltd. 969 21,415
Amdocs, Ltd. 3,013 246,885
Amkor Technology, Inc. 5,311 256,681
Amphenol Corp., Class A 2,113 304,441
#*Amtech Systems, Inc. 8 134
Analog Devices, Inc. 20 6,218
Apple, Inc. 52,999 13,752,181
Applied Materials, Inc. 1,947 627,557
*AppLovin Corp., Class A 764 361,456
*Arrow Electronics, Inc. 882 116,856
*ASGN, Inc. 1,825 95,064
*Autodesk, Inc. 1,793 453,396
#*Aviat Networks, Inc. 920 20,065
Avnet, Inc. 2,826 176,314
*Axcelis Technologies, Inc. 1,460 128,582
Badger Meter, Inc. 278 40,749
Bel Fuse, Inc., Class A 121 22,234
Bel Fuse, Inc., Class B 321 64,582
Belden, Inc. 877 103,056
Benchmark Electronics, Inc. 833 43,433
#*BILL Holdings, Inc. 2,093 90,355
*BK Technologies Corp. 199 15,180
*Blackbaud, Inc. 1,069 57,405
*Box, Inc., Class A 578 14,652
#*C3.ai, Inc., Class A 5,648 62,184
#*CCC Intelligent Solutions
Holdings, Inc. 10,794 81,819
CDW Corp. 1,247 157,608
*Cerence, Inc. 542 6,141

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Dimensional US Vector Equity ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*CEVA, Inc. 600 $ 12,654
#*Cipher Mining, Inc. 12,087 192,909
*Cirrus Logic, Inc. 979 127,603
Cisco Systems, Inc. 8,376 656,008
#*Cleanspark, Inc. 4,148 49,112
Clear Secure, Inc., Class A 1,842 60,086
*Clearfield, Inc. 483 14,379
Climb Global Solutions, Inc. 91 10,792
*Coda Octopus Group, Inc. 4 43
Cognizant Technology Solutions
Corp., Class A 4,405 361,474
*Coherent Corp. 285 60,471
*Cohu, Inc. 741 21,148
*Consensus Cloud Solutions, Inc. 8 171
Corning, Inc. 1,019 105,212
*Corsair Gaming, Inc. 3,675 18,743
#Crane NXT Co. 1,796 90,734
*Crexendo, Inc. 8 56
*CS Disco, Inc. 20 125
CSP, Inc. 4 46
CTS Corp. 470 24,163
*CVD Equipment Corp. 8 38
#*Daily Journal Corp. 56 32,837
*Daktronics, Inc. 749 17,339
Dell Technologies, Inc., Class C 14 1,602
*Diebold Nixdorf, Inc. 1,004 69,286
*Digi International, Inc. 616 26,531
*Digital Turbine, Inc. 1,212 6,327
#*DigitalOcean Holdings, Inc. 998 55,140
*Diodes, Inc. 1,647 97,486
*Docusign, Inc., Class A 857 45,027
Dolby Laboratories, Inc., Class A 1,065 68,362
*Dropbox, Inc., Class A 32 815
*DXC Technology Co. 6,078 87,706
*Eastman Kodak Co. 20 146
*eGain Corp. 1,929 19,811
*Enphase Energy, Inc. 3,409 126,065
#Entegris, Inc. 1,033 121,966
*EPAM Systems, Inc. 1,159 241,767
ePlus, Inc. 1,302 111,725
#*Everspin Technologies, Inc. 4 52
*F5, Inc. 486 133,946
*Fabrinet 105 51,391
*Fastly, Inc., Class A 5,836 53,983
*First Solar, Inc. 1,593 359,253
*Five9, Inc. 2,794 49,342
*Flex, Ltd. 4,342 273,720
*FormFactor, Inc. 192 13,534
*Fortinet, Inc. 6,963 565,813
Franklin Wireless Corp. 8 33
*Frequency Electronics, Inc. 783 41,170
*Freshworks, Inc., Class A 303 3,266
*Gartner, Inc. 550 115,285
Gen Digital, Inc. 8,933 214,303
*GLOBALFOUNDRIES, Inc. 1,556 65,663
#*Globant SA 1,177 78,718
*GoDaddy, Inc., Class A 879 88,357
*Harmonic, Inc. 11,733 114,045
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Hewlett Packard Enterprise Co. 14,033 $ 301,990
HP, Inc. 4,611 89,638
#*I3 Verticals, Inc., Class A 386 8,573
*Ichor Holdings, Ltd. 82 2,488
*Identiv, Inc. 4 13
#*indie Semiconductor, Inc.,
Class A 1,184 4,854
Information Services Group, Inc. 16 89
*Insight Enterprises, Inc. 1,329 111,663
*Intel Corp. 6,186 287,463
#InterDigital, Inc. 592 193,252
International Business Machines
Corp. 4,250 1,303,475
*inTEST Corp. 12 110
*IPG Photonics Corp. 1,147 105,994
*Itron, Inc. 1,312 129,993
Jabil, Inc. 1,584 375,709
*Jamf Holding Corp. 1,301 16,978
*Keysight Technologies, Inc. 591 127,851
*Kimball Electronics, Inc. 470 14,199
KLA Corp. 538 768,232
*Knowles Corp. 1,901 46,080
Kulicke & Soffa Industries, Inc. 1,661 95,225
*KVH Industries, Inc. 12 80
*Kyndryl Holdings, Inc. 6,231 143,313
Lam Research Corp. 3,627 846,759
*Lantronix, Inc. 4,482 29,760
*LGL Group, Inc. (The) 4 29
Littelfuse, Inc. 485 157,024
*LiveRamp Holdings, Inc. 1,844 44,901
*Lumentum Holdings, Inc. 42 16,457
*Manhattan Associates, Inc. 597 90,153
Marvell Technology, Inc. 36 2,841
*MaxLinear, Inc., Class A 889 15,424
Methode Electronics, Inc. 1,198 9,572
Microchip Technology, Inc. 968 73,491
Micron Technology, Inc. 2,824 1,171,621
Microsoft Corp. 32,060 13,795,097
*Mirion Technologies, Inc., Class
A 1,884 46,799
*Mitek Systems, Inc. 28 281
MKS, Inc. 1,493 351,467
Motorola Solutions, Inc. 1,499 603,407
*M-Tron Industries, Inc., Class M 300 19,572
*N-able, Inc. 12,896 78,279
Napco Security Technologies, Inc. 167 6,161
#*Navitas Semiconductor Corp.,
Class A 104 892
#*nCino, Inc. 4,554 97,228
*NCR Voyix Corp. 4,577 45,404
NetApp, Inc. 2,837 273,345
*NETGEAR, Inc. 1,004 20,994
*NetScout Systems, Inc. 1,793 49,863
*Novanta, Inc. 944 127,006
*Nutanix, Inc., Class A 459 18,052
NVE Corp. 4 270
NVIDIA Corp. 87,314 16,688,325
NXP Semiconductors NV 2,824 638,619

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Dimensional US Vector Equity ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Okta, Inc., Class A 1,067 $ 90,140
*ON Semiconductor Corp. 4,544 272,140
*ON24, Inc. 8 64
OneSpan, Inc. 1,369 16,127
*Onto Innovation, Inc. 79 15,962
*Optical Cable Corp. 4 20
Oracle Corp. 5,973 983,036
#*OSI Systems, Inc. 470 117,566
*Ouster, Inc. 8 167
#*PAR Technology Corp. 1,039 27,232
PC Connection, Inc. 3,500 205,835
Pegasystems, Inc. 568 24,816
#*Penguin Solutions, Inc. 2,466 47,372
*Photronics, Inc. 2,763 95,517
*Plexus Corp. 574 114,415
#Power Integrations, Inc. 1,057 48,559
*Powerfleet, Inc. 2,293 11,717
*Progress Software Corp. 1,690 69,155
*PTC, Inc. 1,185 185,014
Qnity Electronics, Inc. 1,022 98,296
*Qorvo, Inc. 2,141 167,234
QUALCOMM, Inc. 5,000 757,950
*Qualys, Inc. 651 85,867
Ralliant Corp. 482 25,532
*Rambus, Inc. 345 39,271
*Red Violet, Inc. 235 10,688
*RF Industries, Ltd. 8 78
*Ribbon Communications, Inc. 4,049 10,608
#Richardson Electronics, Ltd. 12 145
*RingCentral, Inc., Class A 12 311
*Riot Platforms, Inc. 7,517 116,288
*Rogers Corp. 340 33,062
Roper Technologies, Inc. 297 110,255
Salesforce, Inc. 2,118 449,630
*Sandisk Corp. 929 535,336
*Sanmina Corp. 1,192 168,883
*ScanSource, Inc. 742 31,899
Seagate Technology Holdings
PLC 4 1,631
#*SentinelOne, Inc., Class A 1,299 18,160
Skyworks Solutions, Inc. 3,295 183,729
*SolarEdge Technologies, Inc. 1,642 50,820
*Super Micro Computer, Inc. 4,637 134,983
*Synaptics, Inc. 1,364 112,544
*Synchronoss Technologies, Inc. 1,761 15,497
TD SYNNEX Corp. 775 122,969
TE Connectivity PLC 1,768 393,875
*Teledyne Technologies, Inc. 433 268,590
*Telos Corp. 24 131
*Teradata Corp. 2,247 64,084
Teradyne, Inc. 225 54,236
Texas Instruments, Inc. 2,736 589,745
*TransAct Technologies, Inc. 8 29
*Trimble, Inc. 525 35,490
*TTM Technologies, Inc. 3,464 340,165
*Turtle Beach Corp. 756 9,042
*Twilio, Inc., Class A 1,327 159,850
*Ultra Clean Holdings, Inc. 1,121 48,965
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Unity Software, Inc. 539 $ 15,685
Universal Display Corp. 380 43,632
*Veeco Instruments, Inc. 4,712 147,156
VeriSign, Inc. 102 24,911
*Viasat, Inc. 4,357 196,806
Vishay Intertechnology, Inc. 5,480 110,422
*Vishay Precision Group, Inc. 12 601
Vontier Corp. 3,678 137,925
Western Digital Corp. 2,948 737,678
#Xerox Holdings Corp. 1,001 2,192
*Yext, Inc. 8 57
*Zebra Technologies Corp. 572 134,409
*Zoom Communications, Inc.,
Class A 2,205 203,081
TOTAL INFORMATION
TECHNOLOGY 72,580,203
MATERIALS — (4.2%)
Air Products and Chemicals, Inc. 1,312 357,520
#Albemarle Corp. 2,354 401,663
Alcoa Corp. 6,567 373,071
*Alpha Metallurgical Resources,
Inc. 626 131,335
Amcor PLC 5,226 231,251
*American Vanguard Corp. 28 142
AptarGroup, Inc. 1,447 180,803
Ardagh Metal Packaging SA 2,768 12,152
*Ascent Industries Co. 12 195
Ashland, Inc. 2,094 128,069
*Aspen Aerogels, Inc. 2,601 8,765
Avery Dennison Corp. 1,453 269,546
Avient Corp. 1,794 64,853
*Axalta Coating Systems, Ltd. 6,495 218,102
Balchem Corp. 28 4,765
Ball Corp. 1,778 101,115
Cabot Corp. 1,490 107,563
Caledonia Mining Corp. PLC 479 13,144
Celanese Corp., Class A 1,903 84,569
*Century Aluminum Co. 3,972 180,051
CF Industries Holdings, Inc. 2,563 238,949
#Chemours Co. (The) 4,785 71,727
*Clearwater Paper Corp. 20 336
*Cleveland-Cliffs, Inc. 14,574 200,538
*Coeur Mining, Inc. 4,411 90,161
Commercial Metals Co. 1,840 141,441
*Compass Minerals International,
Inc. 878 21,932
*Core Molding Technologies, Inc. 481 9,389
Corteva, Inc. 4,122 300,082
CRH PLC 2,079 254,490
Crown Holdings, Inc. 2,057 215,327
*Dakota Gold Corp. 32 192
Dow, Inc. 5,596 154,170
DuPont de Nemours, Inc. 3,097 136,020
Eagle Materials, Inc. 900 183,429
Eastman Chemical Co. 2,372 164,427
Ecolab, Inc. 743 209,519
*Ecovyst, Inc. 2,213 23,480
#Element Solutions, Inc. 3,507 102,054

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Dimensional US Vector Equity ETF
continued
Shares Value
MATERIALS — (Continued)
Flexible Solutions International,
Inc. 4 $ 23
#*Flotek Industries, Inc. 1,465 25,447
FMC Corp. 4,774 75,429
Freeport-McMoRan, Inc. 12,731 766,788
Friedman Industries, Inc. 8 157
Graphic Packaging Holding Co. 6,620 96,983
Greif, Inc., Class A 923 65,182
Greif, Inc., Class B 198 16,470
Hawkins, Inc. 633 82,448
HB Fuller Co. 2,264 136,066
Hecla Mining Co. 20,717 466,547
Huntsman Corp. 6,642 71,866
*Ingevity Corp. 1,045 68,751
Innospec, Inc. 1,122 91,690
International Flavors &
Fragrances, Inc. 1,892 132,081
#International Paper Co. 4,967 200,269
*Intrepid Potash, Inc. 12 394
Kaiser Aluminum Corp. 1,103 135,250
*Knife River Corp. 1,101 73,954
Koppers Holdings, Inc. 28 825
Linde PLC 1,321 603,657
Louisiana-Pacific Corp. 1,573 131,723
*LSB Industries, Inc. 20 186
LyondellBasell Industries NV,
Class A 2,337 114,513
Martin Marietta Materials, Inc. 266 173,419
Materion Corp. 1,111 153,629
Mativ Holdings, Inc. 900 10,845
#*McEwen, Inc. 2,075 50,111
*Metallus, Inc. 40 798
Minerals Technologies, Inc. 1,280 84,173
Mosaic Co. (The) 6,435 176,963
*MP Materials Corp. 36 2,116
Myers Industries, Inc. 786 16,247
NewMarket Corp. 215 144,220
Newmont Corp. 9,920 1,114,512
Nexa Resources SA 28 353
Nucor Corp. 1,526 271,201
*O-I Glass, Inc. 9,238 141,157
Olin Corp. 5,679 118,180
Olympic Steel, Inc. 12 577
Packaging Corp. of America 1,389 309,122
*Perimeter Solutions, Inc. 458 11,977
PPG Industries, Inc. 2,658 307,345
Quaker Chemical Corp. 783 120,378
#*Ramaco Resources, Inc., Class
A 1,596 31,138
*Ranpak Holdings Corp., Class A 2,000 10,080
*Rayonier Advanced Materials,
Inc. 2,578 20,005
Reliance, Inc. 538 177,271
Royal Gold, Inc. 462 121,649
RPM International, Inc. 1,657 177,233
Ryerson Holding Corp. 1,024 28,897
Scotts Miracle-Gro Co. (The) 92 5,908
Sealed Air Corp. 3,060 128,153
Sensient Technologies Corp. 1,347 127,318
Shares Value
MATERIALS — (Continued)
Sherwin-Williams Co. (The) 1,174 $ 416,347
Silgan Holdings, Inc. 3,423 147,702
*Smith-Midland Corp. 43 1,511
Smurfit Westrock PLC 5,119 213,104
*Solstice Advanced Materials, Inc. 1,798 111,062
Sonoco Products Co. 2,755 132,240
Southern Copper Corp. 266 50,625
Steel Dynamics, Inc. 1,755 315,145
Stepan Co. 1,450 83,535
SunCoke Energy, Inc. 3,433 26,983
Sylvamo Corp. 1,390 68,027
*Tredegar Corp. 8 68
TriMas Corp. 1,812 63,003
Tronox Holdings PLC 4,551 27,579
United States Lime & Minerals,
Inc. 547 65,930
Vulcan Materials Co. 593 178,220
Warrior Met Coal, Inc. 1,497 133,682
#Westlake Corp. 2,489 197,427
Worthington Steel, Inc. 2,623 105,523
TOTAL MATERIALS 15,115,724
REAL ESTATE — (0.4%)
*AMREP Corp. 4 83
*CBRE Group, Inc., Class A 1,784 303,869
*Compass, Inc., Class A 8,157 102,126
*Comstock Holding Cos., Inc.,
Class A 4 44
*CoStar Group, Inc. 690 42,435
*Cushman & Wakefield, Ltd. 7,110 116,888
*Douglas Elliman, Inc. 5,875 15,862
*Five Point Holdings LLC, Class A 8 42
*Forestar Group, Inc. 4,527 117,793
*FRP Holdings, Inc. 20 478
*Howard Hughes Holdings, Inc. 1,777 145,110
*Jones Lang LaSalle, Inc. 853 305,297
Kennedy-Wilson Holdings, Inc. 8,261 81,371
Marcus & Millichap, Inc. 1,318 35,850
Newmark Group, Inc., Class A 6,400 114,112
#*Opendoor Technologies, Inc. 818 4,213
*RE/MAX Holdings, Inc., Class A 506 3,937
St. Joe Co. (The) 415 27,469
*Tejon Ranch Co. 72 1,158
*Zillow Group, Inc., Class C 92 5,799
TOTAL REAL ESTATE 1,423,936
UTILITIES — (0.5%)
Genie Energy, Ltd., Class B 189 2,603
*Hallador Energy Co. 1,496 27,661
#MDU Resources Group, Inc. 6,116 125,439
New Jersey Resources Corp. 3,749 185,500
Northwest Natural Holding Co. 835 38,878
NRG Energy, Inc. 2,082 317,776
Ormat Technologies, Inc. 2,194 274,118
TXNM Energy, Inc. 20 1,178
Vistra Corp. 4,336 686,606
TOTAL UTILITIES 1,659,759
TOTAL COMMON STOCKS 345,760,456

90
Dimensional US Vector Equity ETF
continued
Shares Value
UTILITIES — (Continued)
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*Sycamore Partners LLC CVR
08/29/29 5,847 $ 3,099
HEALTH CARE — (0.0%)
*89bio, Inc. CVR 3,500 1,190
*Novo Nordisk CVR 06/30/31 438 285
*<Verve Therapeutics, Inc. CVR 16 32
TOTAL HEALTH CARE 1,507
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 01/04/27 4 7
Shares Value
REAL ESTATE — (0.0%)
*Opendoor Technologies, Inc.
11/20/26 27 $ 12
*Opendoor Technologies, Inc.
11/20/26 27 23
TOTAL REAL ESTATE 35
TOTAL RIGHTS/WARRANTS 4,648
TOTAL INVESTMENT SECURITIES — (96.5%)
(Cost $291,213,213) 345,765,104
SECURITIES LENDING COLLATERAL — (3.5%)
@§The DFA Short Term
Investment Fund 1,091,329 12,626,677
TOTAL INVESTMENTS — ( 100.0% )
(Cost $303,839,890) $ 358,391,781
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 28,085,262 $ — $ — $ 28,085,262
Consumer Discretionary ................ 38,154,681 — — 38,154,681
Consumer Staples .................... 19,828,341 — — 19,828,341
Energy ............................. 21,015,896 — — 21,015,896
Financials ........................... 59,517,005 — — 59,517,005
Health Care ......................... 32,963,132 — — 32,963,132
Industrials ........................... 55,416,517 — — 55,416,517
Information Technology ................ 72,563,225 16,978 — 72,580,203
Materials ........................... 15,115,724 — — 15,115,724
Real Estate .......................... 1,423,936 — — 1,423,936
Utilities ............................. 1,659,759 — — 1,659,759
Rights/Warrants
Financials ........................... — 3,099 — 3,099
Health Care ......................... — 1,475 32 1,507
Information Technology ................ 7 — — 7
Real Estate .......................... 35 — — 35
Securities Lending Collateral .............. — 12,626,677 — 12,626,677
Total Investments ....................... $345,743,520 $12,648,229 $32> $358,391,781

91
Dimensional US Vector Equity ETF
continued
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.

92
DIMENSIONAL US REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
4
Shares Value
COMMON STOCKS — (97.8%)
REAL ESTATE — (97.8%)
#Acadia Realty Trust 162,947 $ 3,260,569
#Agree Realty Corp. 143,466 10,362,549
Alexander & Baldwin, Inc. 54,482 1,129,957
Alexander's, Inc. 2,674 654,863
Alexandria Real Estate Equities,
Inc. 190,334 10,399,850
Alpine Income Property Trust, Inc. 14,817 261,076
American Assets Trust, Inc.,
Class A 60,163 1,086,544
American Healthcare REIT, Inc. 231,485 10,858,961
American Homes 4 Rent, Class A 416,380 13,041,022
American Tower Corp. 413,958 74,214,390
#Americold Realty Trust, Inc. 354,196 4,395,572
Apartment Investment and
Management Co. 163,045 958,705
#Apple Hospitality REIT, Inc. 273,243 3,180,549
AvalonBay Communities, Inc. 175,984 31,267,077
Braemar Hotels & Resorts, Inc. 57,309 153,015
Brandywine Realty Trust 202,124 572,011
Brixmor Property Group, Inc. 382,706 10,252,694
Broadstone Net Lease, Inc.,
Class A 236,031 4,368,934
BRT Apartments Corp. 10,564 155,185
#BXP, Inc. 188,122 12,165,850
Camden Property Trust 132,881 14,490,673
CareTrust REIT, Inc. 279,381 10,432,087
CBL & Associates Properties, Inc. 18,629 666,918
Centerspace 20,955 1,346,778
Chatham Lodging Trust 54,178 385,206
Clipper Realty, Inc. 6,194 21,617
Community Healthcare Trust, Inc. 33,573 580,141
COPT Defense Properties 141,076 4,346,552
Cousins Properties, Inc. 209,668 5,292,020
Crown Castle, Inc. 541,219 46,983,221
CTO Realty Growth, Inc. 37,938 674,158
CubeSmart 276,181 10,365,073
Curbline Properties Corp. 117,448 2,848,114
DiamondRock Hospitality Co. 253,435 2,326,533
Digital Realty Trust, Inc. 428,424 71,096,963
Diversified Healthcare Trust 203,886 1,184,578
#Douglas Emmett, Inc. 206,046 2,175,846
Easterly Government Properties,
Inc., Class A 54,658 1,278,451
EastGroup Properties, Inc. 66,677 12,111,210
Elme Communities 56,157 123,545
Empire State Realty Trust, Inc.,
Class A 181,603 1,204,028
EPR Properties 95,782 5,195,216
Equinix, Inc. 86,986 71,409,417
Equity LifeStyle Properties, Inc. 230,477 14,559,232
Equity Residential 448,363 27,941,982
Essential Properties Realty Trust,
Inc. 248,482 7,543,914
Shares Value
REAL ESTATE — (Continued)
Essex Property Trust, Inc. 79,553 $ 20,037,014
Extra Space Storage, Inc., Class
B 260,754 35,976,229
Federal Realty Investment Trust 102,221 10,340,676
First Industrial Realty Trust, Inc. 165,609 9,610,290
Four Corners Property Trust, Inc. 131,344 3,237,630
FrontView REIT, Inc. 6,651 109,143
Gaming and Leisure Properties,
Inc. 353,521 15,820,065
Getty Realty Corp. 68,011 2,030,808
#Gladstone Commercial Corp. 58,565 682,282
#Global Medical REIT, Inc. 14,825 512,055
Global Net Lease, Inc. 250,845 2,372,994
Global Self Storage, Inc. 4,668 23,480
#Healthcare Realty Trust, Inc.,
Class A 419,067 7,036,135
Healthpeak Properties, Inc. 869,387 14,988,232
Highwoods Properties, Inc. 137,026 3,542,122
Host Hotels & Resorts, Inc. 858,140 15,901,334
#*Hudson Pacific Properties, Inc. 62,441 538,241
#Independence Realty Trust, Inc. 290,643 4,853,738
Industrial Logistics Properties
Trust 58,382 311,176
Innovative Industrial Properties,
Inc., Class A 32,647 1,577,503
InvenTrust Properties Corp. 96,935 2,848,920
Invitation Homes, Inc. 728,012 19,459,761
Iron Mountain, Inc. 369,526 34,044,430
#JBG SMITH Properties 77,155 1,299,290
#Kilroy Realty Corp. 140,776 4,853,956
Kimco Realty Corp. 847,713 17,869,790
Kite Realty Group Trust 271,132 6,368,891
#Lamar Advertising Co., Class A 108,456 13,915,989
Lineage, Inc. 75,662 2,701,890
LTC Properties, Inc. 59,923 2,185,392
LXP Industrial Trust 74,590 3,695,935
#Macerich Co. (The) 320,575 6,068,485
#Medical Properties Trust, Inc. 633,067 3,177,996
Mid-America Apartment
Communities, Inc. 145,212 19,501,972
#Modiv Industrial, Inc., Class C 8,735 133,820
National Health Investors, Inc. 59,514 4,887,290
#National Storage Affiliates Trust 83,207 2,646,815
NET Lease Office Properties 15,224 297,020
#NETSTREIT Corp. 106,916 2,014,297
NexPoint Residential Trust, Inc. 25,669 775,717
NNN REIT, Inc. 237,631 9,902,084
Omega Healthcare Investors, Inc. 368,791 16,182,549
One Liberty Properties, Inc. 18,634 401,563
Orion Properties, Inc. 43,966 98,044
Outfront Media, Inc. 186,946 4,546,527
Park Hotels & Resorts, Inc. 242,615 2,651,782
Peakstone Realty Trust 39,830 622,145
#Pebblebrook Hotel Trust 140,930 1,609,421
Phillips Edison & Co., Inc. 157,497 5,706,116

93
DIMENSIONAL US REAL ESTATE ETF
continued
Shares Value
REAL ESTATE — (Continued)
Piedmont Realty Trust, Inc., Class
A 154,857 $ 1,303,896
#Postal Realty Trust, Inc., Class A 27,901 508,635
Prologis, Inc. 818,315 106,839,206
Public Storage 196,241 54,199,802
Realty Income Corp. 1,146,048 70,092,296
Regency Centers Corp. 215,878 15,731,030
Rexford Industrial Realty, Inc. 281,070 11,391,767
#RLJ Lodging Trust 167,706 1,246,056
Ryman Hospitality Properties, Inc. 73,007 6,913,763
#Sabra Health Care REIT, Inc. 312,133 5,846,251
Saul Centers, Inc. 15,405 488,801
SBA Communications Corp.,
Class A 131,959 24,294,971
Service Properties Trust 44,458 88,471
#Sila Realty Trust, Inc. 69,272 1,686,773
Simon Property Group, Inc. 365,395 69,903,717
#SL Green Realty Corp., Class U 89,144 3,991,868
STAG Industrial, Inc. 233,683 8,765,449
Strawberry Fields REIT, Inc. 7,272 95,409
Summit Hotel Properties, Inc. 126,045 557,119
Sun Communities, Inc. 153,031 19,500,740
Sunstone Hotel Investors, Inc. 226,037 1,982,344
Tanger , Inc. 144,156 4,716,784
Shares Value
REAL ESTATE — (Continued)
Terreno Realty Corp. 128,759 $ 7,923,829
UDR, Inc. 392,119 14,567,221
UMH Properties, Inc. 99,038 1,547,964
* Uniti Group, Inc. 69,871 581,327
Universal Health Realty Income
Trust 15,668 622,490
Urban Edge Properties 157,302 3,056,378
Ventas, Inc. 586,357 45,542,348
Veris Residential, Inc. 105,086 1,596,256
VICI Properties, Inc., Class A 1,329,362 37,328,485
Vornado Realty Trust 202,768 6,464,244
W.P. Carey, Inc. 273,460 19,073,835
Welltower, Inc. 600,449 113,100,574
Whitestone REIT, Class B 52,781 751,601
Xenia Hotels & Resorts, Inc. 108,398 1,598,870
TOTAL REAL ESTATE 1,513,192,450
TOTAL COMMON STOCKS 1,513,192,450
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $1,441,415,884) 1,513,192,450
SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term
Investment Fund 2,985,216 34,538,955
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,475,954,839) $ 1,547,731,405
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Real Estate .......................... $ 1,513,192,450 $ — $ — $ 1,513,192,450
Securities Lending Collateral .............. — 34,538,955 — 34,538,955
Total Investments ....................... $1,513,192,450 $34,538,955 $— $1,547,731,405

Dimensional International Core Equity Market ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.2%)
AUSTRALIA — (5.9%)
*29Metals, Ltd. 680,542 $ 226,458
#Accent Group, Ltd. 315,103 204,190
Adairs, Ltd., Class B 163,711 200,704
* Aeris Resources, Ltd. 44,629 19,228
AGL Energy, Ltd. 378,227 2,397,950
*AIC Mines, Ltd. 102,093 45,416
#*Alkane Resources, Ltd. 276,036 316,171
#*Alkane Resources, Ltd. 165,060 166,992
#Alliance Aviation Services,
Ltd., Registered 368 293
ALS, Ltd., Registered 284,041 4,902,988
#Amotiv, Ltd. 88,983 523,008
AMP, Ltd. 1,580,731 1,877,011
*Amplitude Energy, Ltd. 191,336 419,546
#Ampol, Ltd. 134,230 2,711,964
Ansell, Ltd. 90,723 2,074,468
* Antipa Minerals, Ltd. 81,522 43,689
ANZ Group Holdings, Ltd. 1,282,161 32,964,593
APA Group 817,178 5,072,120
#*Appen, Ltd. 164,627 213,359
*Arafura Rare Earths, Ltd. 620,660 100,005
ARB Corp., Ltd. 47,405 857,139
Aristocrat Leisure, Ltd. 237,903 8,926,467
#ARN Media, Ltd. 956 248
ASX, Ltd. 96,924 3,889,318
Atlas Arteria, Ltd., Class B 629,438 2,191,535
*AUB Group, Ltd. 7,210 152,590
AUB Group, Ltd. 61,376 1,298,938
#*Audinate Group, Ltd. 14,497 44,077
*Aurelia Metals, Ltd. 914,492 198,601
Aurizon Holdings, Ltd. 1,476,683 3,817,269
* Ausgold , Ltd. 28,564 22,812
Aussie Broadband, Ltd. 182,392 577,542
*Austal, Ltd. 217,068 1,061,427
Austin Engineering, Ltd. 401 72
#*Australian Agricultural Co.,
Ltd. 10,802 10,291
Australian Clinical Labs, Ltd. 134,606 257,434
Australian Ethical Investment,
Ltd. 15,548 49,995
*Australian Strategic Materials,
Ltd. 3,775 4,535
*Baby Bunting Group, Ltd. 57,219 95,803
Bank of Queensland, Ltd. 415,660 1,977,184
Bapcor , Ltd. 209,147 313,548
#Beach Energy, Ltd. 1,071,039 922,889
Beacon Lighting Group, Ltd. 77 135
Bega Cheese, Ltd. 196,468 840,954
*Bellevue Gold, Ltd. 1,188,810 1,569,867
Bendigo & Adelaide Bank, Ltd. 410,403 3,153,960
BHP Group, Ltd. 1,903,733 67,443,187
#BHP Group, Ltd., Sponsored
ADR 402,711 27,678,327
#*Black Cat Syndicate, Ltd. 493,952 484,453
Shares Value
AUSTRALIA — (Continued)
BlueScope Steel, Ltd. 272,977 $ 5,782,917
#*Boss Energy, Ltd. 29,330 40,067
* Botanix Pharmaceuticals, Ltd. 272,890 21,029
Brambles, Ltd. 840,780 13,193,787
#Bravura Solutions, Ltd. 212,661 303,918
#Breville Group, Ltd. 52,247 1,178,573
Capral, Ltd. 12 103
*Capricorn Metals, Ltd. 239,120 2,477,554
CAR Group, Ltd. 188,169 3,638,281
#*Catalyst Metals, Ltd. 48,120 290,584
#*Catapult Sports, Ltd. 94,543 231,812
Cedar Woods Properties, Ltd. 24,854 140,859
#*Cettire, Ltd. 105,190 39,793
Challenger, Ltd. 425,878 2,747,792
Champion Iron, Ltd. 230,942 951,304
#*Chrysos Corp., Ltd. 25,726 143,278
Cleanaway Waste
Management, Ltd. 1,441,523 2,494,351
* ClearView Wealth, Ltd. 180 66
#Clinuvel Pharmaceuticals,
Ltd. 24,712 190,432
*Coast Entertainment
Holdings, Ltd. 420 160
Cochlear, Ltd. 34,719 6,545,156
Codan , Ltd. 56,944 1,517,496
Coles Group, Ltd. 821,311 12,243,860
Collins Foods, Ltd. 109,068 816,033
Commonwealth Bank of
Australia 603,719 63,169,617
Computershare, Ltd. 300,875 6,894,547
ΩCoronado Global Resources,
Inc. 101,416 28,774
#<Corporate Travel
Management, Ltd. 61,818 521,844
CSL, Ltd. 177,761 22,592,315
Dalrymple Bay Infrastructure,
Ltd. 226,999 772,857
Data#3, Ltd. 115,954 794,445
*Develop Global, Ltd. 126,465 466,896
Dicker Data, Ltd. 93,788 660,317
#Domino's Pizza Enterprises,
Ltd., Class B 38,953 623,543
Downer EDI, Ltd. 406,570 2,292,822
*DUG Technology, Ltd. 11,277 14,773
Dyno Nobel, Ltd. 1,192,744 2,932,874
#Eagers Automotive, Ltd. 104,054 1,955,773
#Elders, Ltd. 131,485 678,864
* Emeco Holdings, Ltd. 109,974 101,311
*Emerald Resources NL 297,670 1,553,569
#*EML Payments, Ltd. 261,076 149,975
#Endeavour Group, Ltd. 1,054,277 2,732,723
Energy One, Ltd. 928 10,824
Enero Group, Ltd. 40 17
*Environmental Group, Ltd.
(The) 34,630 6,065

Dimensional International Core Equity Market ETF
continued
Shares Value
AUSTRALIA — (Continued)
EQT Holdings, Ltd. 7,015 $ 120,647
Euroz Hartleys Group, Ltd. 11,403 9,906
Evolution Mining, Ltd. 1,192,368 12,287,459
EVT, Ltd. 64,864 570,278
Experience Co., Ltd. 228 19
#Fiducian Group, Ltd. 12 90
Finbar Group, Ltd. 100 58
FleetPartners Group, Ltd. 163,206 326,995
Fleetwood, Ltd. 33,558 65,590
#Flight Centre Travel Group,
Ltd. 131,519 1,492,597
Fortescue, Ltd. 886,754 13,045,525
#G8 Education, Ltd. 384,086 180,278
*Genesis Minerals, Ltd. 603,966 3,211,392
GenusPlus Group, Ltd. 17,736 92,814
GR Engineering Services, Ltd. 36,055 109,621
GrainCorp, Ltd., Class A 161,007 812,113
*Grange Resources, Ltd. 309,286 56,334
* Greatland Resources, Ltd. 5,360 49,378
GWA Group, Ltd. 95,725 179,051
Hansen Technologies, Ltd. 125,094 434,668
Harvey Norman Holdings, Ltd. 363,245 1,648,974
Healius , Ltd. 397,897 250,872
Helia Group, Ltd. 344,256 1,408,424
Helloworld Travel, Ltd. 40 57
HUB24, Ltd., Registered 47,798 3,398,381
IDP Education, Ltd. 84,184 372,133
*IGO, Ltd. 312,104 1,819,122
Iluka Resources, Ltd. 330,309 1,240,293
Imdex , Ltd. 458,377 1,217,030
* Immutep , Ltd. 528,974 146,376
Inghams Group, Ltd. 286,280 501,383
*Insignia Financial, Ltd. 264,849 862,761
Insurance Australia Group, Ltd. 1,634,031 8,699,874
#Integral Diagnostics, Ltd. 224,729 412,477
#IPH, Ltd. 232,132 608,199
IRESS, Ltd. 119,186 681,325
IVE Group, Ltd. 9,314 19,640
*James Hardie Industries PLC 182,246 4,229,787
JB Hi-Fi, Ltd. 67,760 3,852,131
*Judo Capital Holdings, Ltd. 824,769 1,048,692
#Jumbo Interactive, Ltd.,
Registered 9,757 70,130
Jupiter Mines, Ltd. 510,819 98,410
#Karoon Energy, Ltd. 592,184 703,178
Kelsian Group, Ltd. 78,160 213,544
*Kingsgate Consolidated, Ltd. 62,679 286,292
#Kogan.com, Ltd. 59,958 154,153
#L1 Group, Ltd. 357,187 307,780
Lendlease Corp., Ltd. 398,212 1,350,202
#*Lifestyle Communities, Ltd. 47,383 184,560
Lottery Corp., Ltd. (The) 1,352,370 4,879,124
Lovisa Holdings, Ltd. 39,765 863,300
*Lynas Rare Earths, Ltd. 477,168 4,980,772
#Maas Group Holdings, Ltd. 87,180 333,464
Macmahon Holdings, Ltd. 802,692 368,323
Macquarie Group, Ltd. 128,761 19,139,381
Shares Value
AUSTRALIA — (Continued)
#*Macquarie Technology
Group, Ltd. 3,814 $ 187,086
Mader Group, Ltd. 12,516 71,986
Magellan Financial Group, Ltd. 137,821 842,886
*Mayne Pharma Group, Ltd. 31,601 61,987
McMillan Shakespeare, Ltd. 47,114 562,747
Medibank Pvt., Ltd. 1,531,227 4,955,878
* Megaport , Ltd. 104,315 846,972
#*Mesoblast, Ltd. 415,650 736,694
Metcash, Ltd. 721,366 1,677,772
#*Metro Mining, Ltd. 273,669 12,845
#*Mineral Resources, Ltd. 72,660 2,909,047
Monadelphous Group, Ltd. 74,859 1,633,058
#Monash IVF Group, Ltd. 142,870 70,562
*Myer Holdings, Ltd. 638,166 194,474
MyState, Ltd. 119,510 375,078
#*Nanosonics, Ltd. 45,786 124,453
National Australia Bank, Ltd. 1,405,800 42,712,211
Netwealth Group, Ltd. 75,216 1,289,914
* Neuren Pharmaceuticals, Ltd. 21,862 255,614
New Hope Corp., Ltd. 350,757 1,108,210
#*NEXTDC, Ltd. 366,043 3,415,666
NIB Holdings, Ltd. 287,629 1,356,085
#Nick Scali, Ltd. 69,749 1,200,067
Nickel Industries, Ltd. 1,432,445 918,202
Nine Entertainment Co.
Holdings, Ltd. 669,370 536,922
Northern Star Resources, Ltd. 765,873 15,527,244
NRW Holdings, Ltd. 343,626 1,254,189
* Nufarm , Ltd. 242,053 400,186
*Nuix, Ltd. 135,396 163,619
Objective Corp., Ltd. 6,893 73,399
#*OFX Group, Ltd. 107,289 37,581
OM Holdings, Ltd. 260 53
*Omni Bridgeway, Ltd. 74,878 80,782
oOh!media , Ltd. 437,083 381,217
#*Ora Banda Mining, Ltd. 615,084 551,548
Orica, Ltd. 411,108 7,407,403
Origin Energy, Ltd., Class B 936,697 7,743,196
Orora , Ltd. 773,062 1,110,215
#*Paladin Energy, Ltd. 21,207 205,615
* Pantoro Gold, Ltd. 254,507 907,521
Peet, Ltd. 280 396
Perenti , Ltd. 689,572 1,357,454
Perpetual, Ltd. 74,752 948,376
Perseus Mining, Ltd. 988,054 4,083,869
*PEXA Group, Ltd. 73,575 709,231
#Pinnacle Investment
Management Group, Ltd. 12,224 145,409
*PLS Group, Ltd. 1,437,304 4,319,615
*<PPK Mining Equipment
Group 8 –
Praemium , Ltd. 58,915 31,161
Premier Investments, Ltd. 91,899 862,046
Pro Medicus , Ltd. 36,587 4,719,183
Propel Funeral Partners, Ltd. 28,759 99,325
#PWR Holdings, Ltd. 58,939 384,407
Qantas Airways, Ltd., Class B 479,649 3,383,702

Dimensional International Core Equity Market ETF
continued
Shares Value
AUSTRALIA — (Continued)
QBE Insurance Group, Ltd. 1,139,331 $ 15,755,644
* Qoria , Ltd. 106,303 24,948
Qube Holdings, Ltd., Class B 857,180 2,864,373
Ramelius Resources, Ltd. 983,362 3,251,580
#Ramsay Health Care, Ltd. 130,448 3,322,771
REA Group, Ltd. 34,388 4,571,174
#Reece, Ltd. 78,586 814,791
Regis Healthcare, Ltd. 156,083 733,698
Regis Resources, Ltd. 571,173 3,225,090
Reliance Worldwide Corp., Ltd. 454,812 1,198,006
*Resolute Mining, Ltd. 1,846,096 1,758,864
Ridley Corp., Ltd. 182,578 319,762
#Rio Tinto, Ltd. 195,788 20,786,487
* RPMGlobal Holdings, Ltd. 106,334 370,972
* Sandfire Resources, Ltd. 354,112 4,924,252
Santos, Ltd. 2,533,803 12,443,139
SEEK, Ltd. 172,392 2,532,530
*Select Harvests, Ltd. 110,633 344,117
Servcorp, Ltd. 15,630 84,421
Service Stream, Ltd. 437,861 699,375
SGH, Ltd. 125,676 4,086,924
Shaver Shop Group, Ltd. 14,012 14,724
#Sigma Healthcare, Ltd. 1,463,032 3,167,024
Sims, Ltd. 112,229 1,594,454
*SiteMinder, Ltd. 135,740 483,071
SmartGroup Corp., Ltd. 116,729 689,359
Sonic Healthcare, Ltd. 317,928 5,111,526
South32, Ltd. 2,606,316 8,435,448
Southern Cross Electrical
Engineering, Ltd. 233,724 417,525
SRG Global, Ltd. 472,095 998,793
*St. Barbara, Ltd. 978,265 500,286
Stanmore Resources, Ltd. 298,270 628,949
#Steadfast Group, Ltd. 631,470 2,313,628
#*Strike Energy, Ltd. 136,714 10,535
Suncorp Group, Ltd. 736,874 8,775,689
Super Retail Group, Ltd. 109,305 1,125,632
#*Superloop, Ltd. 347,458 559,847
#Supply Network, Ltd. 1,096 28,378
#*Syrah Resources, Ltd. 293,257 48,279
Tabcorp Holdings, Ltd. 1,688,595 1,046,906
Tasmea , Ltd. 740 2,167
Technology One, Ltd. 193,583 3,416,131
#*Telix Pharmaceuticals, Ltd. 51,734 382,356
Telstra Group, Ltd. 2,086,655 7,133,613
*Temple & Webster Group,
Ltd. 19,691 166,224
*<Ten Sixty Four, Ltd. 192 15
#TPG Telecom, Ltd. 238,855 647,567
Transurban Group 1,330,655 13,004,054
#Treasury Wine Estates, Ltd.,
Class B 468,913 1,760,744
*Tuas, Ltd. 50,420 250,431
#*Tyro Payments, Ltd. 344,296 229,137
*Vault Minerals, Ltd. 659,351 2,716,021
Ventia Services Group Pty,
Ltd. 492,272 1,993,297
ΩViva Energy Group, Ltd. 667,580 841,812
Shares Value
AUSTRALIA — (Continued)
#Washington H Soul Pattinson
& Co., Ltd. 36,294 $ 981,180
*WEB Travel Group, Ltd. 213,766 691,862
Webjet Group, Ltd. 291,603 164,447
Wesfarmers, Ltd. 536,312 31,319,464
*West African Resources, Ltd. 779,101 2,013,999
Westgold Resources, Ltd. 126,346 593,406
Westgold Resources, Ltd. 306,205 1,578,807
Westpac Banking Corp. 1,515,095 41,203,536
#Whitehaven Coal, Ltd. 662,379 4,097,381
*Wildcat Resources, Ltd. 67,296 17,208
#WiseTech Global, Ltd. 92,013 3,738,663
Woodside Energy Group, Ltd. 1,085,280 19,288,629
#Woodside Energy Group,
Ltd., Sponsored ADR 44,774 788,918
Woolworths Group, Ltd. 614,583 13,321,096
Worley, Ltd. 322,852 3,032,993
#*Xero, Ltd. 76,360 5,015,062
XRF Scientific, Ltd. 13,392 20,358
#Yancoal Australia, Ltd. 320,355 1,297,175
TOTAL AUSTRALIA 852,375,139
AUSTRIA — (0.4%)
#Agrana Beteiligungs AG 12 163
ANDRITZ AG 38,326 3,328,414
*AT&S Austria Technologie &
Systemtechnik AG 19,927 903,208
Ω*BAWAG Group AG 51,513 8,420,241
CA Immobilien Anlagen AG 26,268 784,996
DO & CO AG 6,936 1,627,185
Erste Group Bank AG 158,184 20,606,186
* Eurotelesites AG 4,729 23,910
EVN AG 8,480 287,012
*FACC AG 8,855 118,828
Frequentis AG 1,056 104,019
#*Kapsch TrafficCom AG 4 28
#*Lenzing AG 13,141 398,648
Mayr Melnhof Karton AG 812 92,350
OMV AG 107,108 6,377,448
Palfinger AG 14,882 640,901
Porr AG 20,001 829,231
Raiffeisen Bank International
AG, Class V 13,669 694,036
SBO AG 7,154 269,792
Semperit AG Holding 4 60
Strabag SE, Class BR 4,341 451,875
Telekom Austria AG, Class A 45,748 488,186
UNIQA Insurance Group AG 50,486 939,353
Verbund AG 29,788 2,195,349
Vienna Insurance Group AG
Wiener Versicherung Gruppe 12,672 999,493
voestalpine AG 81,599 3,882,985
Wienerberger AG 112,107 3,720,985
Zumtobel Group AG 16 68
TOTAL AUSTRIA 58,184,950
BELGIUM — (0.9%)
Ackermans & van Haaren NV 14,001 4,160,758
Ageas SA/NV, Class B 104,918 7,482,731
*AGFA- Gevaert NV 21,593 12,831

Dimensional International Core Equity Market ETF
continued
Shares Value
BELGIUM — (Continued)
Anheuser-Busch InBev SA/NV 500,969 $ 35,806,488
* Argenx SE 5,802 4,857,893
* Argenx SE, Sponsored ADR 11,196 9,410,238
Azelis Group NV 80,197 797,600
Barco NV 38,989 539,903
Bekaert SA 27,577 1,361,495
* bpost SA 60,940 158,045
Cie d'Entreprises CFE 60 652
CMB Tech NV 47,874 624,277
CMB. Tech NV 53,330 697,803
Colruyt Group NV 30,337 1,167,890
Deceuninck NV 9,677 26,536
Deme Group NV 2,121 424,412
#D'ieteren Group 9,651 2,214,754
Econocom Group SA/NV 14,585 30,365
#Elia Group SA/NV, Class B 27,213 3,959,349
EVS Broadcast Equipment SA 5,969 258,123
Fagron 36,232 954,744
#Ion Beam Applications 1,459 26,313
Jensen-Group NV 8 600
KBC Group NV 152,016 21,502,656
Kinepolis Group NV 6,465 205,737
Lotus Bakeries NV 166 1,955,079
Melexis NV 16,958 1,286,103
#*Ontex Group NV 5,231 30,493
*Onward Medical NV 10,879 55,911
*Orange Belgium SA 32 733
Proximus SADP 169,684 1,551,336
Recticel SA 21,717 264,041
Sipef NV 633 63,256
Solvay SA, Class A 50,694 1,495,647
Syensqo SA 47,724 4,032,166
Tessenderlo Group SA 17,034 556,263
UCB SA 74,319 22,580,924
Umicore SA 93,385 2,233,028
Van de Velde NV 4 144
VGP NV 10,024 1,233,055
Viohalco SA 36 553
TOTAL BELGIUM 134,020,925
CANADA — (11.6%)
*5N Plus, Inc. 69,703 1,239,485
Acadian Timber Corp. 8 95
*ACT Energy Technologies,
Ltd. 5,400 23,089
ADENTRA, Inc. 15,541 415,452
ADF Group, Inc. 10,590 69,132
*Advantage Energy, Ltd. 146,323 1,189,688
Aecon Group, Inc. 50,830 1,325,037
#Ag Growth International, Inc. 10,221 219,342
AGF Management, Ltd., Class
B 48,389 648,569
#Agnico Eagle Mines, Ltd. 160,181 30,514,481
Agnico Eagle Mines, Ltd. 59,802 11,430,897
*Air Canada 94,099 1,309,874
AirBoss of America Corp. 3,400 11,700
Alamos Gold, Inc., Class A 3,314 123,490
Alamos Gold, Inc., Class B 372,333 13,739,088
Algoma Central Corp. 16 229
Shares Value
CANADA — (Continued)
#Algoma Steel Group, Inc. 51,915 $ 218,525
Algonquin Power & Utilities
Corp. 105,588 697,084
Algonquin Power & Utilities
Corp. 256,489 1,680,003
Alimentation Couche-Tard, Inc. 379,929 19,875,324
*Allied Gold Corp. 7,598 238,957
*Allied Gold Corp. 51,739 1,641,786
AltaGas , Ltd. 194,955 5,912,788
Altius Minerals Corp. 29,271 931,640
Altus Group, Ltd. 27,581 940,990
#Amerigo Resources, Ltd. 75,883 311,568
Andrew Peller, Ltd., Class A 12 46
ARC Resources, Ltd. 522,935 9,758,570
* Aritzia , Inc., Class B 52,851 4,188,973
Atco, Ltd., Class I 43,653 1,905,819
*Athabasca Oil Corp. 507,933 2,996,998
AtkinsRealis Group, Inc. 84,208 5,942,411
#*ATS Corp. 47,984 1,371,326
#*Aurora Cannabis, Inc. 34,720 141,275
#*Avino Silver & Gold Mines,
Ltd. 6,803 61,159
* Avino Silver & Gold Mines,
Ltd. 11,024 99,156
B2Gold Corp. 419,084 2,053,512
B2Gold Corp. 335,599 1,643,113
Badger Infrastructure
Solutions, Ltd. 25,642 1,457,872
Bank of Montreal 234,312 32,075,040
Bank of Montreal 111,980 15,246,077
#Bank of Nova Scotia (The) 499,525 37,324,508
Bank of Nova Scotia (The) 112,169 8,432,451
Barrick Mining Corp. 208,653 9,590,195
Barrick Mining Corp. 811,129 37,141,597
#*Bausch Health Cos., Inc. 22,242 128,280
*Bausch Health Cos., Inc. 32,909 188,898
Baytex Energy Corp. 640,552 2,223,236
BCE, Inc. 2,658 69,093
BCE, Inc. 67,342 1,741,464
Birchcliff Energy, Ltd. 263,426 1,423,977
Bird Construction, Inc. 48,632 1,083,145
#*Bitfarms, Ltd. 176,500 413,010
* Bitfarms , Ltd. 68,611 160,108
Black Diamond Group, Ltd. 17,368 211,625
#*BlackBerry, Ltd. 88,025 314,249
#*BlackBerry, Ltd. 238,979 855,923
*Bombardier, Inc., Class A 900 155,522
*Bombardier, Inc., Class B 48,780 8,379,216
Boralex , Inc., Class A 79,681 1,485,763
BOYD GROUP, Inc. 10,835 1,785,657
Brookfield Corp., ADR 472,547 21,524,516
Brookfield Corp., Class A 139,963 6,415,466
Brookfield Infrastructure Corp. 22,427 1,078,497
Brookfield Infrastructure Corp. 34,478 1,649,772
#Brookfield Renewable Corp. 38,010 1,582,736
Brookfield Renewable Corp. 31,928 1,337,102
*Brookfield Wealth Solutions,
Ltd. 1,880 86,257
BRP, Inc. 5,232 394,336

Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
BRP, Inc. 7,568 $ 574,355
*CAE, Inc. 108,893 3,488,932
*CAE, Inc. 49,554 1,596,970
Calian Group, Ltd. 10,608 528,070
Cameco Corp. 35,053 4,359,396
Cameco Corp. 88,089 10,869,302
Canaccord Genuity Group, Inc. 32,420 283,943
*Canada Goose Holdings, Inc. 8,085 98,633
*Canada Goose Holdings, Inc. 17,791 216,339
Canada Packers, Inc. 9,739 114,856
#Canadian Imperial Bank of
Commerce 143,032 13,214,726
Canadian Imperial Bank of
Commerce 319,180 29,661,124
Canadian National Railway Co. 50,466 4,881,691
#Canadian National Railway
Co. 212,420 20,439,052
Canadian Natural Resources,
Ltd. 1,074,466 39,980,880
Canadian Natural Resources,
Ltd., Class A 168,373 6,295,259
Canadian Pacific Kansas City,
Ltd. 109,103 8,155,231
Canadian Pacific Kansas City,
Ltd., Class A 261,449 19,436,119
Canadian Tire Corp., Ltd.,
Class A 38,894 4,811,522
Canadian Utilities, Ltd., Class
A 82,834 2,695,783
*Canfor Corp. 41,416 438,582
Capital Power Corp. 84,485 3,727,784
*Capstone Copper Corp. 384,785 4,287,860
Cardinal Energy, Ltd. 150,238 984,094
Cascades, Inc. 64,552 609,696
CCL Industries, Inc., Class B 103,906 6,296,589
*Celestica, Inc. 15,305 4,324,596
*Celestica, Inc. 48,296 13,570,693
Cenovus Energy, Inc. 560,181 11,046,769
Cenovus Energy, Inc. 442,921 8,788,751
Centerra Gold, Inc. 185,944 3,132,136
CES Energy Solutions Corp. 208,407 2,185,415
CGI, Inc. 12,142 1,046,392
CGI, Inc. 96,819 8,305,134
*Cineplex, Inc. 16,014 114,001
Cogeco Communications, Inc. 14,863 720,348
Cogeco , Inc. 3,184 157,019
* Colabor Group, Inc. 68 2
Colliers International Group,
Inc. 16,327 2,231,901
Colliers International Group,
Inc., Class B 5,156 708,434
Computer Modelling Group,
Ltd. 39,037 139,238
Constellation Software, Inc. 8,650 16,052,213
Corby Spirit and Wine, Ltd. 8 82
*Cronos Group, Inc. 15,455 38,792
#*Cronos Group, Inc. 169,314 425,113
*D-BOX Technologies, Inc. 51,500 31,186
Definity Financial Corp. 55,874 2,749,654
Shares Value
CANADA — (Continued)
*Descartes Systems Group,
Inc. (The) 9,365 $ 703,265
*Descartes Systems Group,
Inc. (The) 26,011 1,944,582
Dexterra Group, Inc. 48 458
* Docebo , Inc. 7,029 138,229
Dollarama, Inc. 161,389 21,869,720
Doman Building Materials
Group, Ltd. 56,996 404,484
DPM Metals, Inc. 146,172 5,128,407
DREAM Unlimited Corp.,
Class A 14,456 209,343
#Dye & Durham, Ltd. 13,716 42,237
Dynacor Group, Inc. 40 180
E-L Financial Corp., Ltd. 3,100 39,719
*Eldorado Gold Corp. 88,377 3,793,141
*Eldorado Gold Corp., Class B 50,890 2,195,469
* Electrovaya , Inc. 12,201 131,637
* Electrovaya , Inc. 4,055 43,916
Element Fleet Management
Corp. 211,756 5,394,958
Emera, Inc. 169,616 8,453,557
Empire Co., Ltd., Class A 98,424 3,232,950
Enbridge, Inc. 750,908 36,674,347
Enbridge, Inc. 138,338 6,790,479
Endeavour Mining PLC 127,756 7,013,537
*Endeavour Silver Corp. 98,127 1,076,814
Enerflex , Ltd. 134,026 2,473,367
Enerflex , Ltd. 552 10,135
Enghouse Systems, Ltd. 28,570 394,746
*Ensign Energy Services, Inc. 37,160 86,441
EQB, Inc. 18,600 1,458,578
*Equinox Gold Corp. 119,456 1,718,423
*Equinox Gold Corp. 174,132 2,490,088
*ERO Copper Corp. 5,844 195,832
*ERO Copper Corp. 67,969 2,292,821
Evertz Technologies, Ltd. 8 86
Exchange Income Corp. 25,411 1,782,701
Exco Technologies, Ltd. 16 83
Extendicare, Inc. 59,928 1,026,275
Fairfax Financial Holdings, Ltd. 12,731 21,126,324
Fiera Capital Corp., Class A 46,877 205,627
Finning International, Inc. 91,908 5,795,535
* Firan Technology Group
Corp. 5,200 56,026
#First Majestic Silver Corp. 63,101 1,315,025
First Majestic Silver Corp. 131,005 2,742,674
*First Quantum Minerals, Ltd. 398,196 11,318,217
FirstService Corp., Class WI 17,339 2,692,053
FirstService Corp., Class WI 4,389 683,753
Fortis, Inc. 111,347 5,969,643
Fortis, Inc. 186,495 9,945,778
#*Fortuna Mining Corp. 261,034 2,552,913
*Fortuna Mining Corp. 126,319 1,242,528
Franco-Nevada Corp. 23,215 5,464,350
#Franco-Nevada Corp. 57,153 13,394,377
Frontera Energy Corp. 2,443 16,958
Gamehost , Inc. 20 175

Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
*GDI Integrated Facility
Services, Inc. 912 $ 24,495
George Weston, Ltd. 102,282 7,173,298
GFL Environmental, Inc. 44,946 1,941,359
GFL Environmental, Inc. 57,436 2,466,876
Gibson Energy, Inc. 134,135 2,655,658
#Gildan Activewear, Inc. 6,154 402,056
Gildan Activewear, Inc., Class
A 70,682 4,592,916
* GoGold Resources, Inc. 309,790 729,779
Great-West Lifeco , Inc. 124,347 5,853,028
#Hammond Power Solutions,
Inc., Class A 5,576 739,376
Headwater Exploration, Inc. 186,450 1,514,566
High Liner Foods, Inc. 8 92
Hudbay Minerals, Inc. 284,280 6,731,750
Hudbay Minerals, Inc., Class A 24,806 590,772
ΩHydro One, Ltd., Class R 176,173 7,003,207
*i-80 Gold Corp. 56,200 89,644
#*i-80 Gold Corp. 11,647 18,519
iA Financial Corp., Inc. 66,682 8,238,796
*IAMGOLD Corp. 344,445 6,262,010
*IAMGOLD Corp. 113,802 2,076,614
*Imperial Metals Corp. 22,100 193,884
Imperial Oil, Ltd. 63,404 6,441,301
Imperial Oil, Ltd. 70,638 7,152,097
Information Services Corp.,
Class A 12 386
Intact Financial Corp. 124,183 22,734,710
* Interfor Corp. 32,129 241,297
#*Ivanhoe Mines, Ltd., Class A 211,165 2,685,272
ΩJamieson Wellness, Inc. 30,024 768,254
*Journey Energy, Inc. 4,700 12,113
*K92 Mining, Inc. 158,972 3,000,646
K-Bro Linen, Inc. 2,409 60,699
* Kelt Exploration, Ltd. 143,116 824,358
#Keyera Corp. 149,666 5,096,259
*Kinaxis, Inc. 1,329 134,946
Kinross Gold Corp. 629,649 19,871,722
Kinross Gold Corp. 223,118 7,065,170
*Knight Therapeutics, Inc. 16,000 68,530
* Kolibri Global Energy, Inc.,
Class R 10,436 42,001
Lassonde Industries, Inc.,
Class A 4 653
Laurentian Bank of Canada 40,622 1,199,926
Leon's Furniture, Ltd. 17,067 346,848
#*Lightspeed Commerce, Inc. 51,218 555,998
*Lightspeed Commerce, Inc. 26,990 291,492
Linamar Corp. 25,104 1,600,249
Loblaw Cos., Ltd. 280,325 12,683,612
#*Lucara Diamond Corp. 280 51
Lundin Gold, Inc. 65,314 4,923,571
Lundin Mining Corp.,
Registered 397,613 10,086,037
Magellan Aerospace Corp. 3,916 60,208
Magna International, Inc. 92,619 4,761,074
Magna International, Inc. 118,002 6,034,622
Mainstreet Equity Corp. 1,300 167,637
Shares Value
CANADA — (Continued)
*Major Drilling Group
International, Inc. 58,999 $ 650,921
Manulife Financial Corp. 436,865 16,733,883
#Manulife Financial Corp. 457,056 17,418,404
Maple Leaf Foods, Inc. 48,699 907,341
Martinrea International, Inc. 67,373 483,101
* Mattr Corp. 30,796 186,939
*MDA Space, Ltd. 80,117 2,273,675
Medical Facilities Corp. 4,524 50,680
Melcor Developments, Ltd. 12 144
Meren Energy, Inc. 37,418 58,856
Methanex Corp. 49,366 2,355,746
Metro, Inc., Class A 121,803 8,130,394
Morguard Corp. 4 349
MTY Food Group, Inc. 12,714 398,184
Mullen Group, Ltd. 79,708 946,501
National Bank of Canada 222,855 26,701,786
Neo Performance Materials,
Inc. 30,379 429,835
#*New Gold, Inc. 102,307 1,033,534
*New Gold, Inc. 378,835 3,799,715
*NFI Group, Inc. 34,404 420,221
North American Construction
Group, Ltd. 17,155 257,803
North West Co., Inc. (The) 38,886 1,395,893
Northland Power, Inc. 167,664 2,324,006
Nutrien , Ltd. 89,415 6,190,345
Nutrien , Ltd. 231,045 15,916,690
* NuVista Energy, Ltd. 133,863 1,842,637
*Obsidian Energy, Ltd. 36,236 261,262
*Obsidian Energy, Ltd. 26,062 189,381
OceanaGold Corp. 163,594 5,330,109
#Open Text Corp. 116,860 2,983,436
#Open Text Corp. 64,464 1,655,694
OR Royalties, Inc. 10,539 417,855
OR Royalties, Inc. 47,683 1,880,618
*Organigram Global, Inc. 71,924 107,821
Orla Mining, Ltd. 63,561 964,105
* Orvana Minerals Corp. 16,800 23,448
Pan American Silver Corp. 173,249 9,459,395
Pan American Silver Corp. 65,875 3,609,103
Paramount Resources, Ltd.,
Class A 80,461 1,525,856
Parex Resources, Inc. 98,809 1,473,944
Pason Systems, Inc. 47,056 419,426
Pembina Pipeline Corp. 118,267 4,941,511
Pembina Pipeline Corp. 256,189 10,652,339
#Pet Valu Holdings, Ltd. 29,966 604,122
Peyto Exploration &
Development Corp. 196,185 3,555,278
PHX Energy Services Corp. 21,169 130,846
Pizza Pizza Royalty Corp. 22,213 257,373
Polaris Renewable Energy,
Inc. 17,212 154,942
Pollard Banknote, Ltd. 4 56
*Precision Drilling Corp. 6,505 521,687
*Precision Drilling Corp. 8,484 676,514
#Premium Brands Holdings
Corp. 29,846 2,062,981

Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
Quebecor, Inc., Class B 99,656 $ 3,655,366
RB Global, Inc. 17,383 1,984,061
RB Global, Inc. 81,526 9,258,908
Restaurant Brands
International, Inc. 47,687 3,212,705
Restaurant Brands
International, Inc. 131,400 8,802,486
Richelieu Hardware, Ltd. 37,587 1,130,261
Rogers Communications, Inc.,
Class B 77,445 2,928,195
Rogers Communications, Inc.,
Class B 201,651 7,654,146
Rogers Sugar, Inc. 82,477 375,795
Royal Bank of Canada 550,708 92,202,871
Royal Bank of Canada 165,425 27,498,598
Russel Metals, Inc. 73,341 2,613,228
Saputo, Inc. 133,818 4,059,553
*Saturn Oil & Gas, Inc. 6,700 15,635
Savaria Corp. 42,521 744,192
Secure Waste Infrastructure
Corp. 153,369 1,989,952
*Shopify, Inc., Class A 207,470 27,226,288
*Shopify, Inc., Class A 201,210 26,548,160
Sienna Senior Living, Inc. 67,468 1,056,749
South Bow Corp. 77,993 2,215,001
South Bow Corp. 53,519 1,528,719
*Spartan Delta Corp. 10,132 68,537
ΩSpin Master Corp. 12,045 165,534
Sprott , Inc. 5,269 646,401
Sprott , Inc. 8,131 1,002,512
*SSR Mining, Inc. 124,533 2,854,561
*SSR Mining, Inc. 47,516 1,084,790
Stantec, Inc. 17,743 1,768,076
Stantec, Inc. 46,812 4,638,133
Stella-Jones, Inc. 34,510 2,326,746
*Steppe Gold, Ltd. 18,100 26,733
StorageVault Canada, Inc.,
Class B 111,737 409,272
Sun Life Financial, Inc. 225,988 14,318,776
Sun Life Financial, Inc. 144,139 9,086,523
Suncor Energy, Inc. 123,439 6,560,503
Suncor Energy, Inc. 703,618 37,270,645
*SunOpta, Inc. 15,662 71,940
*SunOpta, Inc. 5,381 24,645
Superior Plus Corp. 181,271 977,202
Surge Energy, Inc. 74,902 408,209
Tamarack Valley Energy, Ltd. 607,958 4,134,914
* Taseko Mines, Ltd. 102,402 780,303
* Taseko Mines, Ltd. 127,191 972,143
TC Energy Corp. 131,459 7,750,756
TC Energy Corp. 245,304 14,391,986
Teck Resources, Ltd., Class B 71,789 3,874,268
Teck Resources, Ltd., Class B 194,521 10,457,449
* Telesat Corp. 300 8,782
TELUS Corp. 726 10,186
TerraVest Industries, Inc. 5,422 564,803
TFI International, Inc. 13,876 1,499,446
#TFI International, Inc. 33,494 3,602,280
#Thomson Reuters Corp. 40,073 4,433,276
Shares Value
CANADA — (Continued)
Thomson Reuters Corp. 12,784 $ 1,420,340
*Tidewater Midstream and
Infrastructure, Ltd. 10 42
#*Tilray Brands, Inc. 6,404 48,143
#*Tilray Brands, Inc. 3,558 26,543
TMX Group, Ltd. 124,249 4,612,485
Torex Gold Resources, Inc. 69,121 3,345,412
Toromont Industries, Ltd. 47,527 6,087,626
#Toronto-Dominion Bank (The) 560,787 52,427,977
Toronto-Dominion Bank (The) 153,075 14,385,647
Total Energy Services, Inc. 36,971 450,210
Tourmaline Oil Corp. 278,300 13,243,475
TransAlta Corp. 82,761 1,057,686
TransAlta Corp., Class A 72,858 936,181
Transcontinental, Inc., Class A 73,327 1,250,861
Trican Well Service, Ltd. 194,692 1,004,983
#Triple Flag Precious Metals
Corp. 22,598 766,144
Triple Flag Precious Metals
Corp. 130 4,384
* Trisura Group, Ltd. 34,657 1,062,885
* Valeura Energy, Inc. 32,991 246,065
Vecima Networks, Inc. 4 30
Vermilion Energy, Inc. 13,542 131,605
Vermilion Energy, Inc. 90,345 874,540
VersaBank 16 250
*<Victoria Gold Corp. 2,045 136
* Vitalhub Corp. 5,600 34,862
Wajax Corp. 14,268 297,867
Waste Connections, Inc. 106,359 17,825,768
Waste Connections, Inc. 41,581 6,994,906
*Well Health Technologies
Corp. 150,412 439,856
* Wesdome Gold Mines, Ltd. 144,337 2,375,861
West Fraser Timber Co., Ltd. 22,907 1,573,032
#West Fraser Timber Co., Ltd. 8,095 553,374
*Western Forest Products, Inc. 4,766 53,180
Westshore Terminals
Investment Corp. 27,438 588,210
Wheaton Precious Metals
Corp. 13,406 1,775,950
Wheaton Precious Metals
Corp. 141,003 18,594,066
Whitecap Resources, Inc. 508,857 4,667,137
Whitecap Resources, Inc. 422,547 3,853,629
Winpak , Ltd. 19,487 618,939
WSP Global, Inc. 74,674 14,515,701
Yellow Pages, Ltd. 11 95
TOTAL CANADA 1,672,388,278
CHINA — (0.0%)
China Gold International
Resources Corp., Ltd. 184 4,438
TOTAL CHINA 4,438
DENMARK — (1.8%)
AL Sydbank 59,830 5,447,149
*ALK- Abello A/S 57,180 1,891,061
Alm Brand A/S 449,987 1,250,920
#Ambu A/S, Class B 139,203 1,887,175

Dimensional International Core Equity Market ETF
continued
Shares Value
DENMARK — (Continued)
#AP Moller - Maersk A/S,
Class A 1,410 $ 3,474,909
#AP Moller - Maersk A/S,
Class B 2,668 6,643,223
*Bang & Olufsen A/S 6,263 11,634
*Bavarian Nordic A/S 64,653 1,977,534
#Carlsberg A/S, Class B 58,763 7,985,223
#cBrain A/S 2,105 27,263
Chemometec A/S 10,097 980,393
#Coloplast A/S, Class B 74,220 6,337,526
Columbus A/S 7,659 12,177
D/S Norden A/S 15,631 709,187
Danske Bank A/S 399,697 20,471,323
* Demant A/S 59,851 2,101,440
*DFDS A/S 27,684 435,953
DSV A/S 77,560 21,857,459
FLSmidth & Co. A/S 34,656 2,989,585
#Foroya Banki P/F 4 194
*Genmab A/S 34,052 10,968,767
*Genmab A/S, Class S, ADR 22,620 738,091
#*GN Store Nord A/S 93,943 1,661,946
H Lundbeck A/S, Class A 1,445 8,483
H Lundbeck A/S, Class A 66,558 446,604
#*H+H International A/S, Class
B 894 13,288
ISS A/S 97,703 3,719,973
Jyske Bank A/S, Registered 29,209 4,269,301
#Matas A/S 33,407 514,101
MT Hoejgaard Holding A/S 272 23,876
Ω#* Netcompany Group A/S 36,659 1,942,392
* Nilfisk Holding A/S, Class B 2,581 57,399
*NKT A/S 34,302 4,513,709
Novo Nordisk A/S, Class B 1,402,774 82,583,816
Novo Nordisk A/S, Class B,
Sponsored ADR 65,882 3,915,367
#Novonesis Novozymes B,
Class B 208,083 12,785,575
#*NTG Nordic Transport
Group A/S 13,304 408,623
Ω#* Orsted A/S 273,934 6,179,356
Pandora A/S 48,729 3,951,294
Per Aarsleff Holding A/S 9,586 1,372,876
Ringkjoebing Landbobank A/S 12,307 3,117,334
ROCKWOOL A/S, Class A 1,130 38,515
ROCKWOOL A/S, Class B 108,101 3,677,590
Royal Unibrew A/S 33,118 3,118,068
ΩScandinavian Tobacco
Group A/S 37,340 581,764
Schouw & Co. A/S 8,625 913,724
#Solar A/S, Class B 5,990 212,797
SP Group A/S 2,044 119,178
Sparekassen Sjaelland-Fyn
A/S 1,132 67,355
TORM PLC, Class A 36,362 896,132
#Tryg A/S 226,269 5,518,668
UIE PLC 1,757 105,243
Vestas Wind Systems A/S 612,187 18,690,760
TOTAL DENMARK 263,623,293
Shares Value
FINLAND — (1.2%)
Aktia Bank OYJ 7,622 $ 111,531
Alandsbanken Abp , Class B 4 225
Alma Media OYJ 24 394
Anora Group OYJ 4,617 23,646
Apetit OYJ 8 134
* Citycon OYJ 36,005 162,853
Digia OYJ 8 61
Elisa OYJ 80,751 3,569,805
ΩEnento Group OYJ 3,344 61,583
*Finnair OYJ 121 426
#Fiskars OYJ Abp 3,408 49,382
#Fortum OYJ 256,181 6,069,434
F-Secure OYJ 15,174 34,082
Harvia OYJ 11,894 580,140
Hiab OYJ, Class B 35,015 2,086,954
Huhtamaki OYJ 62,806 2,213,131
Kalmar OYJ, Class B 14,391 738,571
Kemira OYJ 85,568 2,018,622
* Kempower OYJ 3,084 59,289
Kesko OYJ, Class A 15,779 396,080
Kesko OYJ, Class B 210,261 5,337,945
* Kojamo OYJ 107,992 1,224,349
Kone OYJ, Class B 191,684 13,823,651
Konecranes OYJ 40,116 4,741,398
* Lassila & Tikanoja OYJ 1,107 9,877
#*Lindex Group OYJ 19,685 57,726
Luotea PLC 1,107 3,806
Mandatum OYJ 293,987 2,406,232
Marimekko OYJ 15,287 233,875
#Metsa Board OYJ 9 52
#Metsa Board OYJ 22,987 71,593
Metso OYJ 386,592 7,595,430
Neste OYJ 166,855 4,279,657
Nokia OYJ 2,363,959 15,253,888
Nokia OYJ, Sponsored ADR 610,822 3,927,585
Nokian Renkaat OYJ 101,518 1,307,954
Nordea Bank Abp 1,661,428 32,247,017
Olvi OYJ, Class A 3,888 154,719
#Oma Saastopankki OYJ 2,144 32,699
Oriola OYJ, Class B 15,058 20,887
Orion OYJ, Class A 2,595 213,631
Orion OYJ, Class B 71,898 5,957,429
Outokumpu OYJ 244,967 1,387,771
Pihlajalinna OYJ 807 13,825
Ponsse OYJ 138 4,203
Puuilo OYJ 63,883 935,544
#*QT Group OYJ 9,045 285,797
Raisio OYJ, Class V 16,667 54,328
*Rapala VMC OYJ 32 47
Revenio Group OYJ 10,942 260,995
#Sampo OYJ, Class A 1,373,233 15,356,528
Sampo OYJ, Class A 61,200 684,225
Sanoma OYJ 43,259 496,621
Scanfil OYJ 1,210 16,266
#Stora Enso OYJ, Class R 365,549 4,234,833
Taaleri PLC 8 73
Teleste OYJ 16 74
ΩTerveystalo OYJ 68,492 826,226

Dimensional International Core Equity Market ETF
continued
Shares Value
FINLAND — (Continued)
TietoEVRY OYJ 64,826 $ 1,412,849
#Tokmanni Group Corp. 34,123 312,984
#UPM-Kymmene OYJ 315,534 8,772,550
Vaisala OYJ, Class A 12,447 621,921
#Valmet OYJ 87,133 2,998,831
Wartsila OYJ Abp 263,097 10,704,415
*YIT OYJ 133,404 489,763
TOTAL FINLAND 166,948,412
FRANCE — (7.7%)
ABC arbitrage 2,470 16,073
Accor SA 101,744 5,550,905
#Aeroports de Paris SA 24,691 3,275,175
*Air France-KLM 7,601 97,750
Air Liquide SA 240,417 45,172,929
Airbus SE 224,017 51,541,659
AKWEL SADIR, Class B 8 75
*Alstom SA 231,033 7,426,434
Alten SA 18,999 1,866,946
Ω#Amundi SA 42,780 3,814,463
Arkema SA 32,799 1,984,141
Aubay 2,420 172,450
#AXA SA 677,964 30,995,451
ΩAyvens SA 170,980 2,491,738
Beneteau SACA 29,754 280,698
BioMerieux 23,390 2,721,385
BNP Paribas SA 432,407 46,914,652
Boiron SA, Class A 248 8,822
Bouygues SA 166,344 9,025,851
Bureau Veritas SA 229,807 7,408,896
Capgemini SE 88,802 13,860,456
Carrefour SA 408,086 6,719,063
Cie de Saint-Gobain SA 288,308 28,543,377
Cie des Alpes 10,596 327,745
Cie Generale des
Etablissements Michelin SCA 440,225 16,418,489
* Clariane SE 29,471 133,580
Coface SA 80,873 1,483,573
Credit Agricole SA 401,898 8,735,250
Danone SA 300,751 23,556,885
Dassault Aviation SA 8,791 3,344,550
Dassault Systemes SE 266,995 7,375,412
Derichebourg SA 87,449 828,112
#Edenred SE 79,741 1,676,251
Eiffage SA, Class P 56,147 8,346,103
Electricite de Strasbourg SA,
Class B 219 56,797
Ω* Elior Group SA 74,959 254,328
Elis SA 124,428 3,626,646
* Emeis SA 7,874 127,583
Engie SA 1,329,553 39,700,897
#Eramet SA 3,179 279,105
EssilorLuxottica SA, Class B 90,475 27,758,813
Etablissements Maurel et
Prom SA 45,057 352,435
* Euroapi SA 19,310 48,655
Eurofins Scientific SE 88,312 7,158,842
ΩEuronext NV 46,290 6,492,649
Exosens SAS 5,465 350,429
Shares Value
FRANCE — (Continued)
FDJ UNITED 45,460 $ 1,208,185
*FIGEAC-AERO 3,707 47,408
Fnac Darty SA 14,108 595,820
* Forvia SE 151,990 2,496,160
Gaztransport Et Technigaz SA 21,199 4,577,338
Getlink SE 143,501 2,852,675
GL Events SACA 6,359 243,593
#*Guerbet 3,442 56,181
Hermes International SCA 14,733 35,562,656
*ID Logistics Group SACA 2,442 1,191,106
Imerys SA 22,926 715,670
Interparfums SA 1,153 35,197
Ipsen SA 23,950 3,920,531
IPSOS SA 26,094 1,112,576
Jacquet Metals SACA 1,592 43,939
JCDecaux SE 54,749 1,085,757
Kaufman & Broad SA 14,500 541,650
Kering SA, Class A 43,891 13,792,629
Legrand SA 163,373 26,238,258
LISI SA 6,473 411,984
L'Oreal SA 88,475 40,733,571
* Lumibird 794 22,292
LVMH Moet Hennessy Louis
Vuitton SE 122,652 79,800,113
Manitou BF SA 7,416 196,300
Mersen SA 10,874 334,404
Metropole Television SA 23,030 330,965
Nexans SA 29,722 4,699,200
#*Nexity SA 22,968 260,944
North Atlantic Energies 1,652 92,370
NRJ Group 12 104
Oeneo SA 40 440
Opmobility 60,497 1,163,764
Orange SA 1,583,038 29,416,657
*OSE Immuno 4,170 23,574
#*OVH Groupe SA 10,148 120,304
Pernod Ricard SA 91,654 8,186,469
*Pierre Et Vacances SA 26,285 56,661
Pluxee NV 50,561 671,877
Publicis Groupe SA 153,889 15,414,897
Quadient SA 17,471 331,304
#Remy Cointreau SA 6,139 292,716
Renault SA 142,637 5,409,679
Rexel SA 134,303 5,678,375
Robertet SA, Class A 71 71,458
Rubis SCA 54,841 2,231,271
Safran SA 168,257 60,250,490
Sanofi SA 463,348 43,656,953
Sartorius Stedim Biotech 9,660 2,163,956
Schneider Electric SE 189,958 54,756,030
SCOR SE 116,717 3,818,456
SEB SA 13,294 753,439
Seche Environnement SACA 2,284 213,298
SES SA, Class A 330,911 2,724,195
Ω*SMCP SA 7,893 57,654
Societe BIC SA 11,732 759,262
Societe Generale SA 462,547 40,610,018
Societe LDC SADIR 370 41,596

Dimensional International Core Equity Market ETF
continued
Shares Value
FRANCE — (Continued)
Sodexo SA 54,234 $ 2,783,381
*SOITEC 981 30,752
*Solutions 30 SE 20,586 22,360
Sopra Steria Group 10,359 1,900,304
SPIE SA 92,321 5,074,151
Stef SA 2,427 361,489
#STMicroelectronics NV 241,834 6,857,305
#STMicroelectronics NV- NYS 132,595 3,698,075
Sword Group 211 9,162
Synergie SE 4 146
Technip Energies NV 91,270 3,587,476
Teleperformance SE 41,187 2,675,308
Television Francaise 1 SA 49,841 483,539
Thales SA 57,015 17,364,011
Thermador Groupe 195 18,257
TotalEnergies SE 994,538 72,350,042
Trigano SA 7,794 1,559,579
#*Ubisoft Entertainment SA 41,650 216,579
Valeo SE 202,307 2,844,784
Vallourec SACA 111,829 2,376,057
Veolia Environnement SA 363,352 13,672,493
Vetoquinol SA 142 14,680
Vicat SACA 13,391 1,245,778
VIEL & Cie SA 16 344
Vinci SA 280,353 40,406,346
Virbac SACA 1,041 435,308
* Viridien 6,595 997,198
Vivendi SE 511,217 1,431,636
#*Voltalia SA, Registered 2,698 22,789
Vusion 3,555 554,451
#Wavestone 1,130 81,062
Ω*X-Fab Silicon Foundries SE 37,573 229,082
TOTAL FRANCE 1,113,700,811
GERMANY — (7.3%)
#1&1 AG 17,214 550,878
*7C Solarparken AG 9 18
Adesso SE 2,593 250,792
adidas AG 90,883 16,126,008
Adtran Networks SE 2,477 65,418
AIXTRON SE 61,754 1,422,668
#Allgeier SE 1,106 29,473
Allianz SE, Registered 128,009 56,620,127
Alzchem Group AG 4,149 763,087
Amadeus Fire AG 1,889 87,418
Atoss Software SE 6,295 730,166
* Aumovio SE 39,588 1,917,751
Aurubis AG 18,613 3,551,744
#BASF SE 674,741 36,892,499
Bayer AG, Registered 834,064 44,214,580
#Bayerische Motoren Werke
AG 147,847 15,376,032
#*BayWa AG 6,900 27,950
Bechtle AG 48,484 2,528,657
ΩBefesa SA 34,939 1,287,695
#Beiersdorf AG 52,995 6,332,946
Bertrandt AG 260 5,945
Bijou Brigitte AG 787 40,540
Bilfinger SE 56,565 7,974,199
Shares Value
GERMANY — (Continued)
#Borussia Dortmund GmbH &
Co. KGaA 51,806 $ 200,918
#Brenntag SE 89,696 5,484,754
CANCOM SE 20,221 684,394
Carl Zeiss Meditec AG, Class
BR 25,875 861,905
*CECONOMY AG 127,519 676,598
*CENIT AG 8 67
Cewe Stiftung & Co. KGAA 5,326 639,946
Commerzbank AG 454,743 18,766,845
Continental AG 79,176 6,276,962
#CTS Eventim AG & Co.
KGaA 36,088 3,046,044
Daimler Truck Holding AG 307,737 14,995,488
Ω*Delivery Hero SE, Class A 10,737 301,450
#Dermapharm Holding SE 9,109 377,654
Deutsche Bank AG,
Registered 286,308 11,342,235
*Deutsche Bank AG,
Registered Sponsored 651,030 25,533,396
Deutsche Boerse AG 114,310 29,006,547
Deutsche Lufthansa AG,
Registered 82,812 857,104
Deutsche Post AG 547,851 30,840,978
Deutsche Telekom AG 2,050,129 68,705,101
Deutsche Wohnen SE 19,648 489,692
Deutz AG 85,555 1,102,287
Duerr AG 47,063 1,259,746
ΩDWS Group GmbH & Co.
KGaA 25,490 1,874,042
E.ON SE 1,718,178 36,516,750
Eckert & Ziegler SE 35,489 632,028
*EDAG Engineering Group AG 4 18
Elmos Semiconductor SE 6,888 945,627
ElringKlinger AG 1,545 7,830
#Energiekontor AG 2,724 124,278
Evonik Industries AG 155,700 2,426,503
*Evotec SE 79,610 588,897
Fielmann Group AG 12,936 637,120
flatexDEGIRO SE 63,743 3,121,252
*Fraport AG Frankfurt Airport
Services Worldwide 25,237 2,344,821
#Freenet AG 93,936 3,395,008
Fresenius Medical Care AG 132,315 5,967,382
Fresenius SE & Co. KGaA 235,139 13,206,253
Friedrich Vorwerk Group SE 5,875 631,825
FUCHS SE 11,320 401,313
GEA Group AG 94,384 6,781,976
#Gerresheimer AG 22,683 680,560
#GFT Technologies SE 16,185 401,458
*Grand City Properties SA 40,796 458,638
Hannover Rueck SE 40,229 11,428,639
Ω#Hapag-Lloyd AG 11,744 1,693,322
Heidelberg Materials AG 93,208 25,647,780
*Heidelberger Druckmaschinen
AG 238,717 523,111
*HelloFresh SE 112,385 743,101
Henkel AG & Co. KGaA 40,154 3,327,139
#Hensoldt AG 33,210 3,304,881

Dimensional International Core Equity Market ETF
continued
Shares Value
GERMANY — (Continued)
#HOCHTIEF AG 9,891 $ 4,174,887
Hornbach Holding AG & Co.
KGaA 9,655 926,930
#HUGO BOSS AG 50,231 2,091,514
Indus Holding AG 13,462 514,887
Infineon Technologies AG 776,673 38,446,505
Init Innovation in Traffic
Systems SE 258 14,733
ΩInstone Real Estate Group
SE 3,617 36,963
*IONOS Group SE 18,332 594,289
IVU Traffic Technologies AG 1,119 27,956
Jenoptik AG 42,103 1,335,347
ΩJOST Werke SE 10,715 799,246
#K+S AG, Registered 154,678 2,543,066
KION Group AG 56,726 4,028,816
#Kloeckner & Co. SE 50,130 657,204
#*Knaus Tabbert AG 878 13,370
Knorr- Bremse AG 46,115 5,401,059
*Koenig & Bauer AG 3,506 38,790
#Kontron AG 43,176 1,203,985
Krones AG 9,026 1,458,197
KWS Saat SE & Co. KGaA 7,655 682,100
LANXESS AG 50,290 1,044,592
LEG Immobilien SE,
Registered 40,643 2,939,749
#Leifheit AG 857 15,650
#*Medios AG 709 13,495
Mercedes-Benz Group AG 291,120 20,014,543
#Merck KGaA 48,786 7,286,733
MLP SE 32,009 280,647
#MTU Aero Engines AG 36,864 16,423,860
Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen ,
Class R 62,590 38,153,556
#Mutares SE & Co. KGaA 7,487 289,921
Nagarro SE 5,500 464,887
#Nemetschek SE 34,703 3,052,995
*Nordex SE 73,912 2,972,026
#Norma Group SE 22,462 391,745
* Pentixapharm Holding AG 6,215 14,004
Pfeiffer Vacuum Technology
AG 652 127,207
ProCredit Holding AG 14,898 151,004
#Puma SE 66,400 1,709,410
*PVA TePla AG 12,483 394,725
#QIAGEN NV 36,343 1,929,174
QIAGEN NV 75,674 4,061,424
*R Stahl AG 1 17
Rational AG 2,495 2,012,432
#RENK Group AG 36,958 2,376,430
Rheinmetall AG 22,273 47,204,727
#RTL Group SA 23,497 1,030,080
RWE AG 351,179 22,359,681
SAF-Holland SE 28,194 569,528
Salzgitter AG 24,813 1,340,158
SAP SE 398,660 80,891,110
SAP SE, Sponsored ADR 1,759 353,629
Shares Value
GERMANY — (Continued)
Schaeffler AG 86,762 $ 1,029,588
ΩScout24 SE 21,823 2,182,092
#Secunet Security Networks
AG 872 246,896
#*SFC Energy AG, Class BR 3,197 53,627
*SGL Carbon SE, Registered 17,378 84,866
Siemens AG, Registered 269,357 82,129,243
*Siemens Energy AG 258,246 44,409,169
ΩSiemens Healthineers AG 138,276 6,936,995
#Siltronic AG 12,513 783,012
Sixt SE 17,466 1,376,576
#*SMA Solar Technology AG 10,285 451,494
Stabilus SE 13,312 307,232
Stroeer SE & Co. KGaA 18,988 762,384
Suedzucker AG 40,459 465,198
Surteco Group SE 4 62
#SUSS MicroTec SE 10,705 633,961
#Symrise AG, Class A 66,881 5,653,910
TAG Immobilien AG 125,382 2,131,515
#Takkt AG 5,682 24,470
Talanx AG 56,073 7,104,350
Ω#*TeamViewer SE 80,151 539,692
Technotrans SE 1,462 57,918
thyssenkrupp AG 268,990 3,612,859
* Tkms AG& Co. KGaA 13,449 1,581,567
*TUI AG 299,770 3,215,311
United Internet AG 59,853 1,958,121
* Verbio SE 6,055 179,652
Volkswagen AG, Registered,
Class R 8,828 1,080,684
Vonovia SE, Class R 426,811 12,495,918
#Vossloh AG 8,295 801,297
#Wacker Chemie AG 9,166 748,585
Wacker Neuson SE 25,636 589,831
Washtec AG 595 34,047
Wuestenrot &
Wuerttembergische AG 12,961 231,595
Ω*Zalando SE 141,039 4,083,953
Zeal Network SE 113 6,533
TOTAL GERMANY 1,058,901,440
HONG KONG — (1.6%)
AIA Group, Ltd. 4,581,600 53,004,284
ASMPT, Ltd. 186,800 2,485,181
Bank of East Asia, Ltd. (The) 587,092 1,121,607
Best Mart 360 Holdings, Ltd. 94,000 24,193
BOC Hong Kong Holdings, Ltd. 1,892,500 9,993,559
*Bright Smart Securities &
Commodities Group, Ltd. 724,000 820,441
ΩBudweiser Brewing Co.
APAC, Ltd. 1,030,500 1,016,025
Cafe de Coral Holdings, Ltd. 346,000 208,228
Cathay Pacific Airways, Ltd. 1,008,000 1,582,401
*Central New Energy Holding
Group, Ltd. 107,000 110,429
Chow Sang Sang Holdings
International, Ltd. 316,000 593,180
CITIC Telecom International
Holdings, Ltd. 1,440,000 473,872

Dimensional International Core Equity Market ETF
continued
Shares Value
HONG KONG — (Continued)
CK Asset Holdings, Ltd. 1,110,127 $ 6,516,028
CK Hutchison Holdings, Ltd. 1,056,000 8,552,441
CK Infrastructure Holdings,
Ltd. 361,000 2,969,929
*CK Life Sciences Int'l
Holdings, Inc. 700,000 75,291
CLP Holdings, Ltd. 697,500 6,604,623
#C-Mer Medical Holdings, Ltd. 358,000 70,136
*Cowell e Holdings, Inc. 98,000 379,969
ΩCrystal International Group,
Ltd. 399,000 375,514
CTF Services, Ltd. 86,127 100,798
Dah Sing Banking Group, Ltd. 352,000 502,104
Dah Sing Financial Holdings,
Ltd. 168,000 813,143
#*Deep Source Holdings, Ltd. 2,950,000 313,520
#*DL Holdings Group, Ltd. 100,000 26,762
Dream International, Ltd. 140,000 159,187
Eagle Nice International
Holdings, Ltd. 20,000 8,912
Emperor Watch & Jewellery ,
Ltd. 750,000 28,330
*Esprit Holdings, Ltd. 200,500 25,673
Fairwood Holdings, Ltd. 11,500 6,656
*Far East Consortium
International, Ltd. 1,153 123
First Pacific Co., Ltd. 1,788,000 1,396,571
Ω#*FIT Hon Teng, Ltd. 1,321,000 830,520
Galaxy Entertainment Group,
Ltd. 938,000 4,780,260
Giordano International, Ltd. 282,000 53,080
Great Eagle Holdings, Ltd. 79,000 163,367
#Guotai Junan International
Holdings, Ltd. 2,301,000 786,672
Hang Lung Group, Ltd. 559,000 1,204,652
Hang Lung Properties, Ltd. 1,319,697 1,595,188
*Hao Tian International
Construction Investment
Group, Ltd. 10,056,000 110,736
#Henderson Land
Development Co., Ltd. 855,000 3,406,994
HK Electric Investments & HK
Electric Investments, Ltd. 706,500 604,302
HKT Trust & HKT, Ltd., Class
SS 2,367,000 3,546,090
Hong Kong & China Gas Co.,
Ltd. 6,017,000 5,678,232
Hong Kong Exchanges &
Clearing, Ltd. 576,900 31,926,474
Hong Kong Technology
Venture Co., Ltd. 153,401 28,089
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,000 803
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 568,000 84,367
Hysan Development Co., Ltd. 331,000 908,696
IGG, Inc. 709,000 334,995
ΩImpro Precision Industries,
Ltd. 115,000 94,389
Shares Value
HONG KONG — (Continued)
JBM Healthcare, Ltd. 30,000 $ 10,295
Johnson Electric Holdings, Ltd. 281,992 974,192
Karrie International Holdings,
Ltd. 330,000 103,948
Kerry Properties, Ltd. 427,000 1,296,905
KLN Logistics Group, Ltd. 212,000 191,649
Kowloon Development Co.,
Ltd. 6,660 4,196
Luk Fook Holdings
International, Ltd. 248,000 1,020,618
Man Wah Holdings, Ltd. 861,600 533,970
#*Melco International
Development, Ltd. 457,500 247,798
MGM China Holdings, Ltd. 472,800 756,751
*Midland Holdings, Ltd., Class
B 146,000 56,832
Modern Dental Group, Ltd. 59,000 44,497
*Mongolian Mining Corp. 447,000 785,285
#MTR Corp., Ltd. 812,500 3,597,609
NagaCorp , Ltd. 846,036 498,325
#*New World Development
Co., Ltd. 829,000 1,207,987
#Nissin Foods Co., Ltd. 76,000 71,040
Oriental Watch Holdings 58,000 25,325
Pacific Basin Shipping, Ltd. 3,321,000 1,305,488
Pacific Textiles Holdings, Ltd. 301,000 47,406
PAX Global Technology, Ltd. 527,000 332,677
PCCW, Ltd. 2,072,000 1,546,764
Perfect Medical Health
Management, Ltd. 48,000 7,437
Pico Far East Holdings, Ltd. 66,000 23,747
#Plover Bay Technologies, Ltd. 112,000 99,958
Power Assets Holdings, Ltd. 720,500 5,595,391
PRADA SpA 248,700 1,275,074
Public Financial Holdings, Ltd. 50,000 9,603
#Sa Sa International Holdings,
Ltd. 32,000 2,417
ΩSamsonite Group SA 787,800 1,995,299
Sands China, Ltd. 1,607,200 3,504,695
#*Shandong Hi-Speed
Holdings Group, Ltd. 215,000 43,497
Shangri-La Asia, Ltd. 278,000 173,356
* Shenwan Hongyuan HK, Ltd. 370,000 64,906
*Shun Tak Holdings, Ltd. 258,000 22,134
* Sinohope Technology
Holdings, Ltd. 126,000 40,980
SITC International Holdings
Co., Ltd. 1,028,000 3,835,733
#*SJM Holdings, Ltd. 2,351,249 722,563
SmarTone
Telecommunications Holdings,
Ltd. 99,500 62,301
#Stella International Holdings,
Ltd. 408,000 754,385
#Sun Hung Kai Properties, Ltd. 602,500 9,697,460
#SUNeVision Holdings, Ltd. 658,000 564,503
Swire Pacific, Ltd., Class A 178,000 1,718,530
Swire Pacific, Ltd., Class B 160,000 259,984
Swire Properties, Ltd. 574,800 1,745,810

Dimensional International Core Equity Market ETF
continued
Shares Value
HONG KONG — (Continued)
Techtronic Industries Co., Ltd. 711,500 $ 9,702,646
*Television Broadcasts, Ltd. 122,000 47,490
Texhong International Group,
Ltd. 164,000 117,177
* Tongda Group Holdings, Ltd. 18,000 8,574
United Laboratories
International Holdings, Ltd.
(The) 794,000 1,209,854
#Vitasoy International
Holdings, Ltd. 454,000 406,348
#*Vobile Group, Ltd. 464,000 287,560
VSTECS Holdings, Ltd. 580,000 576,309
#VTech Holdings, Ltd. 117,200 914,675
ΩWH Group, Ltd. 6,470,260 7,605,540
Wharf Real Estate Investment
Co., Ltd. 993,000 3,455,925
Wynn Macau, Ltd., Class B 883,600 655,088
#Xinyi Glass Holdings, Ltd. 1,270,550 1,662,679
Yee Hop Holdings, Ltd. 110,000 20,987
Yue Yuen Industrial Holdings,
Ltd. 621,000 1,381,997
* Yunfeng Financial Group, Ltd. 148,000 61,401
TOTAL HONG KONG 231,490,586
IRELAND — (0.3%)
AIB Group PLC 1,458,765 16,399,783
Bank of Ireland Group PLC 588,550 12,004,437
Cairn Homes PLC 445,078 1,106,632
FBD Holdings PLC 114 2,197
Glanbia PLC 94,652 1,827,550
Ω* Glenveagh Properties PLC 386,462 900,203
Irish Continental Group PLC 13,991 106,192
Kerry Group PLC, Class A 76,133 6,774,784
Kingspan Group PLC 87,659 7,664,870
*Permanent TSB Group
Holdings PLC 4,326 15,954
TOTAL IRELAND 46,802,602
ISRAEL — (1.2%)
Ackerstein Group, Ltd. 10,349 26,478
Afcon Holdings, Ltd. 108 11,246
*AFI Properties, Ltd. 16 1,226
Africa Israel Residences, Ltd. 3,440 323,363
*Airport City, Ltd. 33,138 620,962
*Allot, Ltd., Registered 3,092 31,806
Alrov Properties and Lodgings,
Ltd., Registered 4 331
Altshuler Shaham Finance,
Ltd. 44,865 91,010
Amot Investments, Ltd. 110,846 864,056
Analyst IMS Investment
Management Services, Ltd. 4,473 226,805
Arad, Ltd. 8 135
*Argo Properties NV 5,451 221,010
Aryt Industries, Ltd. 5,517 109,612
*Ashdod Refinery, Ltd. 2,196 45,215
Ashtrom Group, Ltd. 19,180 426,436
AudioCodes, Ltd. 2,893 24,189
AudioCodes, Ltd. 970 8,099
#Aura Investments, Ltd. 60,242 426,903
Shares Value
ISRAEL — (Continued)
Automatic Bank Services, Ltd. 3,629 $ 27,408
Ayalon Holdings, Ltd. 1,428 43,431
Azorim -Investment
Development & Construction
Co., Ltd. 48,503 311,540
Azrieli Group, Ltd. 3,993 539,437
Bank Hapoalim BM 743,592 18,495,961
Bank Leumi Le-Israel BM,
Class IS 974,176 23,556,877
*Bet Shemesh Engines
Holdings 1997, Ltd. 4,771 1,210,349
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,443,827 3,729,637
Big Shopping Centers, Ltd. 7,823 1,892,972
Blue Square Real Estate, Ltd. 1,796 263,030
* Camtek , Ltd. 10,232 1,583,272
* Carasso Motors, Ltd. 10,730 129,368
Carasso Real Estate, Ltd. 2,290 25,276
Cellcom Israel, Ltd. 50,707 607,093
*CIELO-BLU GROUP, Ltd. 19,332 19,874
Clal Insurance Enterprises
Holdings, Ltd., Registered 64,825 4,755,316
Danel Adir Yeoshua , Ltd. 4,316 660,723
Danya Cebus, Ltd. 1,411 66,066
Delek Automotive Systems,
Ltd. 8,698 65,294
Delek Group, Ltd. 7,988 2,254,185
Delta Galil, Ltd. 4,766 260,323
Delta Israel Brands, Ltd. 3,659 174,046
*Doral Group Renewable
Energy Resources, Ltd. 75,553 1,064,695
#Duniec Brothers, Ltd. 1,099 96,194
El Al Israel Airlines 248,846 1,413,166
Elbit Systems, Ltd. 1,874 1,316,616
Elbit Systems, Ltd. 4,151 2,952,336
Electra Consumer Products
1970, Ltd. 12,495 401,689
Electra, Ltd. 14,100 490,927
Energix -Renewable Energies,
Ltd. 149,786 958,215
* Enlight Renewable Energy,
Ltd. 64,443 3,672,139
* Equital , Ltd. 13,768 648,215
* Fattal Holdings 1998, Ltd. 3,745 774,957
First International Bank Of
Israel, Ltd. (The) 41,986 3,589,406
FMS Enterprises Migun , Ltd. 527 45,736
Formula Systems 1985, Ltd. 5,007 801,178
Fox Wizel , Ltd. 5,290 535,779
Gav-Yam Lands Corp., Ltd. 1 10
* Gilat Satellite Networks, Ltd. 31,273 611,111
#*Hagag Group Real Estate
Development 8,412 67,995
Harel Insurance Investments &
Financial Services, Ltd. 86,656 4,001,363
Hilan , Ltd. 10,333 827,870
ICL Group, Ltd. 321,018 1,753,425
IDI Insurance Co., Ltd. 8,179 645,502

Dimensional International Core Equity Market ETF
continued
Shares Value
ISRAEL — (Continued)
Inrom Construction Industries,
Ltd. 50,890 $ 332,636
#Israel Canada T.R, Ltd.,
Class A 102,120 578,935
Israel Discount Bank, Ltd.,
Class A 604,564 7,169,710
#Israel Shipyards Industries,
Ltd. 1,537 88,279
* Israir Group, Ltd. 33,582 18,071
Isras Investment Co., Ltd. 921 293,371
Isrotel , Ltd. 616 34,484
Issta , Ltd. 490 17,568
Kamada , Ltd. 4,526 38,107
Kenon Holdings, Ltd. 6,960 498,623
Kvutzat Acro, Ltd. 10,172 142,357
Lahav L.R. Real Estate, Ltd. 9,317 28,677
Land Development Nimrodi
Group, Ltd. 4,824 57,959
Lapidoth Capital, Ltd. 1,915 60,219
Libra Insurance Co., Ltd. 9,709 56,990
M Yochananof & Sons, Ltd. 1,592 190,294
Magic Software Enterprises,
Ltd. 1,807 47,245
Magic Software Enterprises,
Ltd. 436 11,201
*Malam - Team, Ltd. 815 34,653
Matrix IT, Ltd. 24,647 1,110,168
Max Stock, Ltd. 33,129 300,374
#*Maytronics, Ltd. 10,662 12,510
Mediterranean Towers, Ltd. 19,923 99,538
Mega Or Holdings, Ltd. 7,300 798,880
Meitav Investment House, Ltd. 26,461 1,034,328
Menora Mivtachim Holdings,
Ltd. 9,767 1,262,593
* Meshek Energy Renewable
Energies, Ltd. 37,036 128,830
Meshulam Levinstein
Contracting & Engineering,
Ltd. 421 85,279
*Migdal Insurance & Financial
Holdings, Ltd. 384,213 2,076,222
Mivne Real Estate KD, Ltd. 393,045 1,846,691
Mizrahi Tefahot Bank, Ltd. 63,303 4,985,746
* Nayax , Ltd. 3,966 223,684
Neto Malinda Trading, Ltd. 1,905 110,402
Next Vision Stabilized
Systems, Ltd. 40,691 3,672,250
*Nice, Ltd. 6,077 651,079
#*Nice, Ltd., Sponsored ADR 5,130 545,883
#*Nova, Ltd. 4,699 2,151,390
*Nova, Ltd., Registered 7,112 3,544,033
Oil Refineries, Ltd. 1,627,261 537,085
One Software Technologies,
Ltd. 14,606 422,054
*OPC Energy, Ltd. 49,719 1,361,866
*OY Nofar Energy, Ltd. 2,361 118,646
Palram Industries 1990, Ltd. 8,361 153,509
Partner Communications Co.,
Ltd. 111,002 1,356,635
Shares Value
ISRAEL — (Continued)
Paz Retail And Energy, Ltd. 5,721 $ 1,403,222
*Perion Network, Ltd. 9,289 81,095
Phoenix Financial, Ltd. 154,186 7,533,680
Plasson Industries, Ltd., Class
B 237 13,244
* Prashkovsky Investments and
Construction, Ltd. 6,168 312,951
* Priortech , Ltd. 3,931 330,721
Qualitau , Ltd. 3,626 791,985
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 6,073 694,276
Retailors, Ltd. 7,772 111,158
Scope Metals Group, Ltd. 5,272 311,673
Shapir Engineering and
Industry, Ltd. 52,309 506,096
#*Shikun & Binui , Ltd. 155,378 911,033
Shufersal , Ltd. 133,180 1,725,513
Strauss Group, Ltd. 20,518 777,458
#Tadiran Group, Ltd. 1,460 73,085
ΩTamar Petroleum, Ltd. 19,502 215,567
*TAT Technologies, Ltd. 3,428 168,937
Tel Aviv Stock Exchange, Ltd. 59,340 2,298,407
Telsys , Ltd. 975 72,173
*Teva Pharmaceutical
Industries, Ltd. 228,275 7,460,450
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 302,560 10,311,245
Tiv Taam Holdings 1, Ltd. 5,635 20,240
*Tower Semiconductor, Ltd. 27,681 3,774,519
*Tower Semiconductor, Ltd. 23,343 3,145,002
* Turpaz Industries, Ltd. 11,898 300,915
YD More Investments, Ltd. 16,427 255,622
#YH Dimri Construction &
Development, Ltd. 4,036 517,168
TOTAL ISRAEL 173,205,373
ITALY — (3.0%)
A2A SpA 1,238,950 3,745,238
ACEA SpA 28,471 795,960
Aeroporto Guglielmo Marconi
Di Bologna SpA 2,392 30,733
Amplifon SpA 69,745 1,127,596
#*Aquafil SpA 12 21
Ariston Holding NV, Class B 77,781 439,530
Arnoldo Mondadori Editore
SpA 153,268 388,376
Ascopiave SpA 22,759 91,109
Avio SpA 21 866
Azimut Holding SpA 81,504 3,444,077
B&C Speakers SpA 558 9,260
Banca Generali SpA 37,716 2,546,317
Banca IFIS SpA 30,392 992,120
Banca Mediolanum SpA 139,586 3,281,329
Banca Monte dei Paschi di
Siena SpA 1,331,876 13,838,784
Ω*Banca Sistema SpA 24,853 47,129
Banco BPM SpA , Class R 793,204 11,908,723
Banco di Desio e della Brianza
SpA 32,260 358,453

Dimensional International Core Equity Market ETF
continued
Shares Value
ITALY — (Continued)
#Biesse SpA 6,703 $ 49,759
BPER Banca SPA 973,968 13,736,218
Brembo NV 115,814 1,397,076
#Brunello Cucinelli SpA 22,060 2,115,249
Buzzi SpA 53,175 3,031,414
*Cairo Communication SpA 43,011 143,527
Cembre SpA 2,211 183,071
Cementir Holding NV 36,903 834,135
*CIR SpA -Compagnie
Industriali 208,247 172,924
Credito Emiliano SpA 49,091 905,221
d'Amico International Shipping
SA 38,746 274,492
Danieli & C Officine
Meccaniche SpA 8,555 633,040
Danieli & C Officine
Meccaniche SpA 30,544 1,579,925
Datalogic SpA , Class M 6,549 32,450
Davide Campari-Milano NV,
Class M 239,644 1,706,000
De' Longhi SpA 17,130 758,091
#*Digital Bros SpA 4 61
Ω* doValue SpA 82,374 256,359
El.En . SpA 3,312 54,374
Emak SpA 40 45
ΩEnav SpA 186,843 1,082,497
Enel SpA 4,189,175 46,388,019
Eni SpA , Class B 1,369,672 28,068,679
Equita Group SpA 8,701 63,763
#ERG SpA 33,203 885,592
Esprinet SpA 28,681 211,547
#Ferrari NV 48,100 16,025,477
Ferrari NV 4,707 1,572,397
#Ferretti SpA 52,860 225,883
Fiera Milano SpA 16,757 138,748
#Fila SpA 28,968 315,671
* Fincantieri SpA 47,807 909,981
FinecoBank Banca Fineco SpA 374,436 9,955,798
FNM SpA 100 59
Generali 326,975 13,377,275
#*Geox SpA 89 31
#GPI SpA 900 19,272
Ω#*GVS SpA 7,828 38,601
Hera SpA 564,189 2,796,178
Industrie De Nora SpA 15,060 136,074
Ω#Infrastrutture Wireless
Italiane SpA 129,015 1,141,916
Intercos SpA 31,687 478,747
Interpump Group SpA , Class R 25,041 1,456,142
Intesa Sanpaolo SpA 6,619,782 46,983,772
Iren SpA 350,467 1,124,890
Italgas SpA 380,214 4,572,989
Italmobiliare SpA 10,516 348,415
Iveco Group NV 125,260 2,811,935
Leonardo SpA 189,527 12,694,057
Lottomatica Group Spa 55,762 1,374,514
LU-VE SpA , Registered 2,264 108,274
Maire SpA 89,611 1,567,110
#MARR SpA 21,792 232,287
Shares Value
ITALY — (Continued)
MFE MediaForEurope NV,
Class A 99,738 $ 367,827
MFE- MediaForEurope NV,
Class A 153,832 575,740
#MFE-MediaForEurope NV,
Class B 57,790 278,438
Moltiply Group SpA 9,827 406,838
Moncler SpA 121,522 7,085,338
Ω#Nexi SpA 331,011 1,419,609
Orsero SpA 9,177 212,672
ΩOVS SpA 173,300 981,768
#Pharmanutra SpA 2,226 167,100
#Piaggio & C SpA 89,390 185,463
ΩPirelli & C SpA 279,597 2,110,831
ΩPoste Italiane SpA 275,952 7,287,985
Prysmian SpA 141,128 16,864,912
ΩRAI Way SpA 85,362 579,858
Recordati Industria Chimica e
Farmaceutica SpA 65,100 3,588,872
Reply SpA 13,335 1,751,391
Revo Insurance SpA 3,235 86,015
Rizzoli Corriere Della Sera
Mediagroup SpA 108 125
* Safilo Group SpA 166,627 422,227
#Saipem SpA 864,893 3,198,925
#*Salvatore Ferragamo SpA 40,639 319,811
#Sanlorenzo SpA 12,718 487,943
Sesa SpA 7,004 745,328
Snam SpA 1,026,660 7,081,509
Sogefi SpA 55,466 211,813
SOL SpA 11,291 609,830
#Stellantis NV 781,133 7,709,783
Stellantis NV 13,994 137,962
Stellantis NV 196,191 1,933,949
ΩTechnogym SpA 86,901 1,817,459
*Telecom Italia SpA 8,820,989 5,981,541
*Telecom Italia SpA 3,962,756 3,152,931
Tenaris SA 162,335 3,622,980
#Tenaris SA, Sponsored ADR 38,095 1,687,608
Terna - Rete Elettrica
Nazionale 816,282 8,862,202
* Tesmec SpA 251,376 48,446
*TREVI - Finanziaria
Industriale SpA 306,018 255,203
#TXT e-solutions SpA 4,823 163,524
UniCredit SpA 701,183 61,269,470
Unipol Assicurazioni SpA 211,821 4,731,185
Webuild SpA 265,765 1,103,428
#Wiit SpA 10,018 311,059
#Zignago Vetro SpA 20,853 188,044
TOTAL ITALY 428,020,584
JAPAN — (21.4%)
#&Do Holdings Co., Ltd. 4,300 30,356
77 Bank, Ltd. (The) 38,800 2,126,882
A&D HOLON Holdings Co.,
Ltd. 25,504 376,790
AB&Company Co., Ltd.,
Registered 3,100 24,276

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
#Abalance Corp. 5,800 $ 21,281
#ABC-Mart, Inc. 60,800 976,087
#AD Works Group Co., Ltd. 53,400 153,007
ADEKA Corp. 50,500 1,500,989
#Ad-sol Nissin Corp. 8,400 96,002
Adtec Plasma Technology
Co., Ltd. 1,900 19,793
Advantest Corp. 381,200 63,026,747
Aeon Co., Ltd. 1,111,580 15,240,449
#*Aeon Fantasy Co., Ltd. 5,246 96,717
#Aeon Hokkaido Corp. 32,600 198,018
AGC, Inc. 135,269 4,997,394
*Agora Hospitality Group Co.,
Ltd. 29,500 9,944
#AGS Corp. 1,600 14,666
Ahresty Corp. 21,200 113,517
Ai Holdings Corp. 13,900 240,047
Aica Kogyo Co., Ltd. 32,400 737,223
Aichi Financial Group, Inc. 22,033 781,282
Aichi Steel Corp. 7,600 151,744
Aida Engineering, Ltd. 30,800 238,997
Ain Holdings, Inc. 16,701 698,852
Air Water, Inc. 146,200 2,222,001
#Airman Corp. 9,400 117,607
Airport Facilities Co., Ltd. 11,500 73,133
Airtech Japan, Ltd. 4,800 38,335
#Airtrip Corp. 5,900 28,265
Aisan Industry Co., Ltd. 36,100 513,675
Aisin Corp. 367,200 6,578,226
AIT Corp. 5,000 72,572
#Aizawa Securities Group Co.,
Ltd. 5,300 48,685
Ajinomoto Co., Inc. 410,500 9,367,043
#*Akebono Brake Industry
Co., Ltd. 103,600 75,890
Akita Bank, Ltd. (The) 12,700 417,406
Albis Co., Ltd. 600 10,183
Alconix Corp. 18,000 316,919
Alfresa Holdings Corp. 92,200 1,487,656
Allied Telesis Holdings KK,
Class B 50,700 104,516
Almado , Inc. 1,000 7,416
#Alpen Co., Ltd. 12,000 168,728
Alpha Corp. 3,800 31,507
AlphaPolis Co., Ltd. 5,700 57,532
Alps Alpine Co., Ltd.,
Registered 133,281 1,740,533
ALSOK Co., Ltd. 215,300 1,671,345
Altech Corp. 10,800 183,851
Amada Co., Ltd. 206,400 2,648,573
Amano Corp. 27,900 707,900
#Amiyaki Tei Co., Ltd. 7,900 71,134
#Amvis Holdings, Inc. 42,700 132,036
ANA Holdings, Inc. 108,048 2,104,786
and ST HD Co., Ltd., Class B 25,481 459,372
Anest Iwata Corp. 19,900 213,242
Anicom Holdings, Inc., Class B 59,100 402,275
Anycolor , Inc. 21,977 627,568
#AnyMind Group, Inc. 10,300 44,803
Shares Value
JAPAN — (Continued)
AOKI Holdings, Inc. 32,100 $ 383,926
Aoyama Trading Co., Ltd. 241,900 4,113,209
#Aoyama Zaisan Networks
Co., Ltd. 8,800 86,254
Aozora Bank, Ltd., Class A 80,600 1,307,281
Appier Group, Inc. 54,800 368,744
Arata Corp. 18,000 359,393
#Araya Industrial Co., Ltd. 2,200 74,874
ARCLANDS Corp. 52,332 649,316
Arcs Co., Ltd. 14,200 319,882
ARE Holdings, Inc. 42,000 988,331
Arealink Co., Ltd. 26,100 187,806
* Arent , Inc. 1,300 30,381
Argo Graphics, Inc. 34,400 320,897
Ariake Japan Co., Ltd. 1,000 36,302
Arisawa Manufacturing Co.,
Ltd. 23,700 274,242
Artience Co., Ltd. 15,100 362,181
Artner Co., Ltd. 1,900 25,508
As One Corp. 23,800 358,173
Asahi Co., Ltd. 10,256 85,699
Asahi Diamond Industrial Co.,
Ltd. 28,900 169,548
Asahi Group Holdings, Ltd. 1,083,557 11,326,563
Asahi Intecc Co., Ltd. 131,100 2,184,150
Asahi Kasei Corp. 1,006,752 9,786,235
Asahi Kogyosha Co., Ltd. 12,500 291,715
ASAHI YUKIZAI Corp. 9,700 339,557
Asanuma Corp. 55,600 380,615
Ascentech KK 2,400 22,855
Asia Pile Holdings Corp. 24,570 223,784
Asics Corp. 443,700 10,685,502
ASKA Pharmaceutical
Holdings Co., Ltd. 9,900 160,315
ASKUL Corp. 38,200 338,020
Astellas Pharma, Inc. 1,067,254 14,833,350
Astena Holdings Co., Ltd. 15,400 47,719
Asukanet Co., Ltd. 1,400 3,440
Atrae , Inc. 13,200 59,300
*Atsugi Co., Ltd. 4,400 32,859
Aucnet , Inc. 12,800 170,268
Autobacs Seven Co., Ltd. 45,800 488,700
Avant Group Corp. 18,400 195,260
Avantia Co., Ltd. 200 1,101
Avex, Inc. 13,600 105,443
Awa Bank, Ltd. (The) 20,100 676,254
Axial Retailing, Inc. 52,900 398,482
Azbil Corp. 232,598 2,031,048
AZ-COM MARUWA Holdings,
Inc. 49,600 318,963
AZOOM Co., Ltd. 4,434 129,921
Bandai Namco Holdings, Inc. 354,000 9,202,256
Bando Chemical Industries,
Ltd. 16,400 215,180
#*Bank of Innovation, Inc. 1,400 56,995
Bank of Iwate, Ltd. (The) 9,444 373,450
Bank of Nagoya, Ltd. (The) 18,600 589,615
#Bank of Saga, Ltd. (The) 9,200 273,746
#Bank of the Ryukyus, Ltd. 26,500 377,933

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Base Co., Ltd. 5,700 $ 112,145
* baudroie , Inc. 10,400 138,073
BayCurrent , Inc. 87,000 3,068,631
Beauty Garage, Inc. 5,900 55,917
Belc Co., Ltd., Class R 6,800 337,664
Bell System24 Holdings, Inc. 30,700 284,989
Belluna Co., Ltd. 30,627 193,181
#*Bengo4.com, Inc. 5,400 101,587
#Bewith, Inc. 4,300 46,300
Bic Camera, Inc. 56,500 629,060
BIPROGY, Inc. 45,400 1,508,919
B-Lot Co., Ltd., Class B 14,500 140,996
Blue Zones Holdings Co., Ltd. 10,200 587,098
#Bookoff Group Holdings, Ltd. 7,300 75,006
#Br. Holdings Corp. 4,400 10,069
Bridgestone Corp. 588,800 13,302,010
Broadleaf Co., Ltd. 38,600 165,150
BRONCO BILLY Co., Ltd. 2,800 69,519
Brother Industries, Ltd. 156,000 3,177,441
Buffalo, Inc. 3,600 104,784
Bunka Shutter Co., Ltd. 36,500 478,196
Business Brain Showa-Ota,
Inc., Class G 800 17,399
Business Engineering Corp.,
Class G 10,100 93,759
BuySell Technologies Co., Ltd. 11,200 355,037
C. Uyemura & Co., Ltd. 3,900 451,536
Calbee , Inc. 50,500 987,346
Canon Marketing Japan, Inc. 22,200 969,973
Canon, Inc. 323,800 9,834,066
Canon, Inc., Sponsored ADR 73,500 2,236,605
Capcom Co., Ltd. 217,176 5,541,325
Career Design Center Co., Ltd. 3,000 47,588
#Careerlink Co., Ltd. 4,600 78,665
#Carlit Co., Ltd. 17,200 252,325
Casio Computer Co., Ltd. 89,900 878,836
Cawachi , Ltd. 9,100 182,873
CCI Group, Inc. 130,200 780,727
CDS Co., Ltd. 1,100 12,971
Celsys , Inc. 20,600 192,966
Central Automotive Products,
Ltd. 8,100 109,743
Central Glass Co., Ltd. 12,600 297,316
Central Japan Railway Co. 335,900 9,378,460
Central Security Patrols Co.,
Ltd. 4,700 88,753
#Ceres, Inc. 4,900 58,097
#Change Holdings, Inc. 28,400 193,494
Charm Care Corp. KK 17,200 145,173
Chiba Bank, Ltd. (The) 328,200 4,433,870
Chiba Kogyo Bank, Ltd. (The) 29,500 379,029
#Chikaranomoto Holdings Co.,
Ltd. 7,200 67,024
Chino Corp. 3,400 30,945
*Chiyoda Corp. 117,300 974,839
Chori Co., Ltd. 6,100 155,802
Choushimaru Co., Ltd. 1,600 16,855
Chubu Electric Power Co., Inc. 405,700 5,914,815
Chubu Shiryo Co., Ltd. 13,900 162,554
Shares Value
JAPAN — (Continued)
#Chubu Steel Plate Co., Ltd. 5,300 $ 75,827
Chuetsu Pulp & Paper Co.,
Ltd. 3,100 40,594
Chugai Pharmaceutical Co.,
Ltd. 354,300 20,213,888
Chugai Ro Co., Ltd. 3,400 103,261
Chugin Financial Group, Inc. 82,000 1,482,283
Chugoku Electric Power Co.,
Inc. (The) 212,724 1,362,035
Chugoku Marine Paints, Ltd. 36,500 1,030,452
Citizen Watch Co., Ltd. 152,900 1,350,983
CKD Corp. 35,700 951,167
CMK Corp. 42,700 151,689
Coca-Cola Bottlers Japan
Holdings, Inc. 83,265 1,851,413
#Colowide Co., Ltd. 51,300 587,792
Computer Engineering &
Consulting, Ltd. 19,200 274,072
Computer Institute of Japan,
Ltd. 36,600 124,088
COMSYS Holdings Corp. 64,900 2,027,862
Comture Corp. 22,422 235,616
Copro-Holdings Co., Ltd. 9,000 62,719
Core Concept Technologies,
Inc., Class B 3,000 24,815
Cosmo Energy Holdings Co.,
Ltd. 89,878 2,688,299
Cosmos Initia Co., Ltd. 3,900 29,605
Cosmos Pharmaceutical Corp. 26,500 1,193,067
#Cota Co., Ltd. 3,340 25,419
#*Cover Corp. 3,500 36,802
CREAL, Inc. 5,500 34,656
#Create Restaurants Holdings,
Inc. 150,600 723,419
Create SD Holdings Co., Ltd. 15,100 317,642
Creek & River Co., Ltd. 5,900 58,136
Cresco, Ltd. 22,700 246,336
#Cross Cat Co., Ltd. 3,800 25,471
Cross Marketing Group, Inc. 1,400 5,972
Cross Plus, Inc. 900 8,022
* CrowdWorks , Inc. 8,800 44,325
CTI Engineering Co., Ltd. 10,100 193,279
CTS Co., Ltd. 3,500 23,120
#*CUC, Inc. 7,900 43,377
Curves Holdings Co., Ltd. 35,105 169,540
CyberAgent , Inc. 255,866 2,322,963
Cyberlinks Co., Ltd. 2,100 17,697
#Cybozu, Inc. 19,800 305,998
Dai Nippon Printing Co., Ltd. 238,100 4,271,631
Dai Nippon Toryo Co., Ltd. 12,100 107,932
Daicel Corp. 169,727 1,601,437
Dai-Dan Co., Ltd. 56,700 984,329
#Daido Metal Co., Ltd. 38,000 252,988
Daido Steel Co., Ltd. 106,300 1,367,856
#Daiei Kankyo Co., Ltd. 12,600 332,847
Daifuku Co., Ltd. 185,200 6,648,759
Daihatsu Infinearth Mfg Co.,
Ltd. 13,600 215,646
Daiho Corp. 19,900 101,396

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Daiichi Jitsugyo Co., Ltd. 5,400 $ 111,319
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 6,700 101,199
Dai-ichi Life Holdings, Inc. 1,978,061 17,342,976
Daiichi Sankyo Co., Ltd. 675,600 12,420,599
Daiichikosho Co., Ltd. 41,500 449,677
Daiki Aluminium Industry Co.,
Ltd. 20,700 175,519
Daikin Industries, Ltd. 120,799 14,553,672
#Daikoku Denki Co., Ltd. 3,900 71,776
#Daikokutenbussan Co., Ltd. 7,100 233,813
Daikyonishikawa Corp. 38,400 203,874
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 7,200 203,034
Daio Paper Corp. 71,400 449,895
Daiseki Co., Ltd. 27,843 626,314
Daishi Hokuetsu Financial
Group, Inc. 106,800 1,271,824
#Daishinku Corp. 16,500 62,894
Daisue Construction Co., Ltd. 7,900 196,143
Daito Bank, Ltd. (The) 2,100 13,613
Daito Pharmaceutical Co., Ltd. 13,800 119,339
Daito Trust Construction Co.,
Ltd. 200,905 4,082,958
Daitron Co., Ltd. 9,000 147,900
Daiwa House Industry Co., Ltd. 333,000 11,354,726
Daiwa Securities Group, Inc. 849,060 8,275,390
Daiwabo Holdings Co., Ltd. 49,500 974,212
DCM Holdings Co., Ltd. 52,000 549,799
Dear Life Co., Ltd. 27,700 205,425
Delica Foods Holdings Co.,
Ltd. 5,300 30,510
Denka Co., Ltd. 63,142 1,215,481
Denso Corp. 812,500 11,287,356
* Dentsu Group, Inc. 115,499 2,240,573
Dentsu Soken , Inc. 29,700 469,008
Denyo Co., Ltd. 1,800 42,765
Dexerials Corp. 121,900 2,124,518
DIC Corp. 67,300 1,649,125
Digital Arts, Inc. 7,700 280,027
Digital Hearts Holdings Co.,
Ltd. 10,900 64,937
Digital Information
Technologies Corp. 14,200 117,183
#dip Corp. 27,300 362,974
Disco Corp. 36,600 15,704,356
#DKS Co., Ltd. 7,500 498,347
DMG Mori Co., Ltd. 111,100 1,958,978
Double Standard, Inc. 2,000 21,820
Doutor Nichires Holdings Co.,
Ltd. 22,200 405,834
Dowa Holdings Co., Ltd. 32,900 1,965,128
DTS Corp. 60,600 494,197
Duskin Co., Ltd. 4,900 134,872
#DyDo Group Holdings, Inc. 11,900 189,848
#Eagle Industry Co., Ltd. 15,700 314,997
Earth Corp. 7,600 240,918
East Japan Railway Co. 427,900 10,798,747
Shares Value
JAPAN — (Continued)
#EAT&HOLDINGS Co., Ltd. 1,200 $ 16,048
Ebara Corp. 323,800 9,773,193
Ebara Jitsugyo Co., Ltd. 2,600 36,052
Eco's Co., Ltd. 900 17,765
EDION Corp. 50,700 695,786
EF-ON, Inc. 800 1,919
eGuarantee , Inc. 32,900 373,660
#Ehime Bank, Ltd. (The) 27,000 297,200
Eisai Co., Ltd. 136,253 3,807,771
EJ Holdings, Inc. 3,700 43,102
Elan Corp. 14,600 63,318
Elecom Co., Ltd. 27,000 288,098
Electric Power Development
Co., Ltd., Class B 71,300 1,517,887
#EM Systems Co., Ltd. 16,500 77,762
EN, Inc. 22,524 209,529
Endo Lighting Corp. 9,700 149,656
ENEOS Holdings, Inc. 1,936,900 16,304,062
#Enomoto Co., Ltd. 2,200 34,670
#Enplas Corp. 2,500 146,830
#Envipro Holdings, Inc. 2,800 15,574
ERI Holdings Co., Ltd. 3,300 92,095
#ES-Con Japan, Ltd. 40,700 314,761
Eslead Corp. 6,700 293,174
ESPEC Corp. 12,000 267,211
Eternal Hospitality Group Co.,
Ltd. 5,100 116,706
*Euglena Co., Ltd. 48,000 129,133
eWeLL Co., Ltd. 6,000 97,277
* ExaWizards , Inc. 9,300 43,166
Exedy Corp. 17,300 639,245
EXEO Group, Inc. 133,200 2,228,203
Ezaki Glico Co., Ltd. 24,700 885,940
F&M Co., Ltd. 4,500 71,033
FaithNetwork Co, Ltd. 3,000 16,258
FANUC Corp. 259,200 10,533,676
Fast Retailing Co., Ltd. 83,000 31,637,495
*f-code, Inc. 5,000 53,352
*FDK Corp. 400 1,001
Feed One Co., Ltd. 15,400 110,913
#Ferrotec Corp. 27,601 1,061,026
#FFRI Security, Inc. 1,500 89,946
#FIDEA Holdings Co., Ltd. 13,450 174,555
FINDEX, Inc. 1,500 8,362
Fintech Global, Inc. 151,400 143,293
#First Bank of Toyama, Ltd.
(The) 34,300 494,288
#Fixstars Corp. 21,200 208,482
#Focus Systems Corp. 7,700 91,595
Food & Life Cos., Ltd. 76,400 4,195,413
#Foster Electric Co., Ltd. 19,600 351,570
FP Corp. 27,700 473,518
#FP Partner, Inc. 3,900 56,758
#France Bed Holdings Co.,
Ltd. 6,600 56,947
Freebit Co., Ltd. 5,300 56,587
#*Fronteo, Inc. 21,000 113,944
Fudo Tetra Corp. 14,324 278,569

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Fuji Co., Ltd. 9,300 $ 127,087
Fuji Corp. 45,800 1,130,600
Fuji Corp., Ltd. 11,600 61,963
Fuji Die Co., Ltd. 2,300 16,580
Fuji Electric Co., Ltd. 85,933 6,122,155
Fuji Kyuko Co., Ltd. 21,800 289,706
FUJI OIL Co., Ltd. 23,500 612,712
#Fuji Pharma Co., Ltd. 14,500 179,347
Fuji Seal International, Inc. 26,900 557,147
#Fujibo Holdings, Inc. 7,700 429,774
#Fujicco Co., Ltd. 12,200 127,647
FUJIFILM Holdings Corp. 513,300 10,271,990
Fujikura Composites, Inc. 17,800 261,588
Fujikura, Ltd. 340,400 43,184,416
Fujimi, Inc. 3,500 61,941
Fujisash Co., Ltd. 1,770 10,671
Fujita Kanko, Inc. 30,000 483,858
Fujitsu, Ltd. 765,600 21,256,741
Fujiya Co., Ltd. 7,400 122,758
FuKoKu Co., Ltd. 8,400 109,343
Fukuda Corp. 2,600 131,466
Fukuda Denshi Co., Ltd. 2,200 120,939
#Fukui Bank, Ltd. (The) 12,300 232,349
Fukui Computer Holdings, Inc. 8,199 168,221
Fukuoka Financial Group, Inc. 127,400 4,625,745
Fukuyama Transporting Co.,
Ltd. 10,000 297,550
FULLCAST Holdings Co., Ltd. 13,700 149,469
Fumakilla , Ltd. 3,200 24,043
Funai Soken Holdings, Inc. 45,900 333,256
Furukawa Co., Ltd. 18,700 561,267
Furukawa Electric Co., Ltd. 49,000 4,297,744
Furuno Electric Co., Ltd. 16,100 744,153
#Furuya Metal Co., Ltd. 12,400 338,818
Furyu Corp. 19,200 128,075
#Fuso Chemical Co., Ltd. 14,883 717,811
Fuso Pharmaceutical
Industries, Ltd. 1,400 20,620
Futaba Industrial Co., Ltd. 58,200 391,999
Future Corp. 16,000 196,655
G-7 Holdings, Inc. 16,200 153,326
#GA Technologies Co., Ltd. 20,700 208,932
Gakken Holdings Co., Ltd. 22,600 153,392
Gakujo Co., Ltd. 7,000 80,455
Galilei Co., Ltd. 11,500 287,388
Genki Global Dining Concepts
Corp. 9,000 181,447
Genky DrugStores Co., Ltd. 15,800 431,719
Geo Holdings Corp. 23,500 277,107
Gift Holdings, Inc. 9,100 216,793
#giftee, Inc. 15,038 123,806
#Giken, Ltd. 7,901 102,489
Global Link Management KK 7,400 99,396
GLOBERIDE, Inc. 11,400 162,361
Glory, Ltd. 31,700 826,304
#GMO Financial Gate, Inc. 2,962 97,543
GMO Financial Holdings, Inc. 32,400 186,721
GMO GlobalSign Holdings KK 2,100 30,589
Shares Value
JAPAN — (Continued)
GMO Payment Gateway, Inc. 21,600 $ 1,251,249
#Godo Steel, Ltd. 7,200 186,698
Goldwin, Inc. 35,800 598,059
#Good Com Asset Co., Ltd. 300 2,550
Grandy House Corp. 6,000 24,426
Greens Co., Ltd. 6,495 88,882
grems , Inc. 7,850 122,131
GS Yuasa Corp. 64,201 1,492,863
GSI Creos Corp. 3,700 60,180
G- Tekt Corp. 14,300 181,601
*Gumi, Inc. 19,000 43,479
Gunma Bank, Ltd. (The) 208,000 2,615,169
Gunze, Ltd. 21,600 628,705
H.U. Group Holdings, Inc. 27,200 566,005
H2O Retailing Corp. 58,700 803,672
Hachijuni Nagano Bank, Ltd. 243,500 3,038,620
Hagihara Industries, Inc. 6,700 73,880
Hagiwara Electric Holdings
Co., Ltd. 5,800 138,552
Hakuhodo DY Holdings, Inc. 133,700 1,001,060
#Hakuto Co., Ltd. 6,500 174,867
Halows Co., Ltd. 6,000 176,779
Hamakyorex Co., Ltd. 46,700 554,309
Hamamatsu Photonics KK 129,400 1,436,100
Hankyu Hanshin Holdings, Inc. 160,600 4,493,385
Hanwa Co., Ltd. 18,300 932,439
Happinet Corp. 24,200 433,611
Hard Off Corp. Co., Ltd. 3,400 44,787
Haseko Corp. 180,900 3,711,581
Hashimoto Sogyo Holdings
Co., Ltd. 1,500 12,680
Hazama Ando Corp. 102,700 1,329,521
Heiwa Corp. 20,600 270,420
Heiwa Real Estate Co., Ltd. 12,800 187,445
Heiwado Co., Ltd. 19,400 370,494
#Hennge K.K. 11,500 86,626
Hibino Corp. 800 16,699
Hiday Hidaka Corp. 15,500 312,492
*Hino Motors, Ltd. 273,185 736,710
Hioki EE Corp. 6,700 267,548
Hirano Tecseed Co., Ltd. 3,900 46,494
Hirata Corp. 15,000 249,708
Hirogin Holdings, Inc. 191,300 2,166,479
Hirose Electric Co., Ltd. 16,400 1,763,218
Hiroshima Electric Railway
Co., Ltd. 400 1,649
HIS Co., Ltd. 51,207 426,891
Hitachi Construction Machinery
Co., Ltd. 78,600 2,573,633
Hitachi, Ltd. 2,042,200 70,972,606
Hochiki Corp. 11,200 357,941
Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 3,400 67,996
Hodogaya Chemical Co., Ltd. 7,600 112,231
#Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 600 15,461
#Hokkaido Electric Power Co.,
Inc. 132,500 901,027
Hokkaido Gas Co., Ltd. 32,700 174,459

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Hokkan Holdings, Ltd. 1,900 $ 28,772
Hokko Chemical Industry Co.,
Ltd. 11,800 133,712
#Hokuetsu Corp. 36,500 213,899
Hokuhoku Financial Group,
Inc. 75,800 2,604,304
Hokuriku Electric Industry Co.,
Ltd. 1,700 33,171
#Hokuriku Electric Power Co. 111,700 707,593
Hokuryo Co., Ltd. 2,100 41,044
Hokuto Corp. 21,100 270,828
Honda Motor Co., Ltd. 1,112,201 11,211,413
Honda Motor Co., Ltd.,
Sponsored ADR 220,735 6,694,893
#H-One Co., Ltd. 19,300 180,664
#Honeys Holdings Co., Ltd. 14,300 136,548
Hoosiers Holdings Co., Ltd. 24,500 210,440
Horiba, Ltd. 20,900 2,481,418
Hoshizaki Corp. 52,000 1,716,142
#Hosokawa Micron Corp. 8,100 321,879
#Hotland Holdings Co., Ltd. 7,000 88,396
House Foods Group, Inc. 30,100 584,302
#Howa Machinery, Ltd. 10,600 94,483
Hoya Corp. 171,372 28,739,749
HS Holdings Co., Ltd.,
Registered 8,500 71,853
Hulic Co., Ltd. 330,100 3,935,265
Human Technologies, Inc. 1,900 22,417
Hyakugo Bank, Ltd. (The) 113,600 1,033,196
Hyakujushi Bank, Ltd. (The) 14,100 763,224
Ibiden Co., Ltd. 172,380 9,195,611
IBJ, Inc. 15,200 71,241
#Ichibanya Co., Ltd. 52,300 304,117
Ichigo , Inc. 9,900 26,120
Ichikoh Industries, Ltd. 15,300 50,881
Ichinen Holdings Co., Ltd. 7,600 103,856
#Ichiyoshi Securities Co., Ltd. 18,641 145,493
ID Holdings Corp. 1,900 24,597
#IDEA Consultants, Inc. 100 2,664
Idec Corp. 15,400 286,816
Idemitsu Kosan Co., Ltd. 484,900 4,106,845
IDOM, Inc. 263,600 2,600,799
#IG Port, Inc. 7,400 57,853
IHI Corp. 631,300 14,601,831
Iida Group Holdings Co., Ltd. 92,300 1,525,170
Iino Kaiun Kaisha, Ltd. 112,000 1,138,442
IKK Holdings, Inc. 5,400 27,900
I'll, Inc. 9,310 149,916
Imuraya Group Co., Ltd. 4,600 74,281
Inaba Denki Sangyo Co., Ltd. 18,600 310,241
Inaba Seisakusho Co., Ltd. 3,700 38,353
Inabata & Co., Ltd. 19,200 486,659
#I-NE Co., Ltd. 2,700 23,384
#Ines Corp. 3,100 37,680
Infomart Corp. 176,200 516,287
* Inforich , Inc. 7,300 86,459
INFRONEER Holdings, Inc. 152,300 2,286,573
#Innotech Corp. 5,800 79,747
Inpex Corp. 722,925 16,135,296
Shares Value
JAPAN — (Continued)
Insource Co., Ltd. 46,900 $ 220,119
Intage Holdings, Inc. 3,300 36,196
Intelligent Wave, Inc. 6,800 41,921
Internet Initiative Japan, Inc. 70,500 1,139,352
* Intloop , Inc. 2,500 58,343
#Inui Global Logistics Co., Ltd. 13,000 109,134
#IPS, Inc. 5,400 103,302
Iriso Electronics Co., Ltd. 15,700 338,915
ISB Corp. 2,100 24,695
#Ise Chemicals Corp. 6,000 230,650
Iseki & Co., Ltd. 12,500 144,804
Isetan Mitsukoshi Holdings,
Ltd. 247,600 3,973,381
Ishihara Sangyo Kaisha, Ltd. 27,700 526,311
#Istyle, Inc. 71,000 208,499
Isuzu Motors, Ltd. 423,400 6,820,621
Itfor , Inc. 12,400 136,492
#ITmedia, Inc. 7,400 82,414
Ito En, Ltd. 38,700 714,242
ITOCHU Corp. 2,247,600 28,717,876
Itochu Enex Co., Ltd. 26,200 324,740
Itochu- Shokuhin Co., Ltd. 2,400 171,606
Itoham Yonekyu Holdings, Inc. 12,720 495,574
#Itoki Corp. 36,300 612,295
IwaiCosmo Holdings, Inc. 17,700 398,726
Iwaki Co., Ltd. 4,200 72,750
Iwatani Corp. 145,751 1,728,585
Iyogin Holdings, Inc. 152,400 2,836,383
Izumi Co., Ltd. 16,700 331,272
J Front Retailing Co., Ltd. 187,300 2,736,163
J Trust Co., Ltd. 54,400 172,094
JAC Recruitment Co., Ltd. 33,400 214,136
*Jade Group, Inc. 4,200 45,414
JANOME Corp. 8,600 66,788
Japan Airlines Co., Ltd. 130,000 2,464,573
Japan Airport Terminal Co.,
Ltd. 42,683 1,336,991
Japan Animal Referral Medical
Center Co., Ltd. 2,500 20,226
Japan Aviation Electronics
Industry, Ltd. 30,300 471,412
Japan Business Systems, Inc. 15,200 180,418
Japan Cash Machine Co., Ltd. 17,948 118,094
#*Japan Communications, Inc. 132,300 121,785
Japan Electronic Materials
Corp. 10,000 310,515
Japan Elevator Service
Holdings Co., Ltd. 80,800 851,422
#Japan Engine Corp. 800 70,582
Japan Exchange Group, Inc. 612,000 6,692,882
Japan Eyewear Holdings Co.,
Ltd. 1,800 23,442
Japan Investment Adviser Co.,
Ltd. 26,300 378,661
Japan Lifeline Co., Ltd. 47,400 474,737
Japan Material Co., Ltd. 50,100 579,401
Japan Post Holdings Co., Ltd. 769,200 9,247,254
Japan Post Insurance Co., Ltd. 106,800 3,305,912

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Japan Property Management
Center  Co., Ltd. 4,100 $ 34,020
Japan Pulp & Paper Co., Ltd. 54,200 339,057
Japan Securities Finance Co.,
Ltd. 32,500 447,913
Japan Steel Works, Ltd. (The) 38,100 2,108,022
#Japan System Techniques
Co., Ltd. 10,600 166,772
Japan Tobacco, Inc. 515,200 18,639,513
#Japan Transcity Corp. 14,800 116,857
Japan Wool Textile Co., Ltd.
(The) 28,600 345,032
JBCC Holdings, Inc. 37,000 356,424
JCU Corp. 15,700 575,036
JDC Corp. 27,100 110,677
Jeol , Ltd. 29,000 1,167,069
JFE Holdings, Inc. 382,459 5,171,849
#*JIG-SAW, Inc. 1,300 22,737
#JINS Holdings, Inc. 10,400 349,229
JINUSHI Co., Ltd. 9,500 194,914
JK Holdings Co., Ltd. 800 7,426
J-Lease Co., Ltd. 11,100 102,970
JM Holdings Co., Ltd. 22,000 255,426
J-Oil Mills, Inc. 13,800 181,334
Joshin Denki Co., Ltd. 13,100 233,110
Joyful Honda Co., Ltd. 35,300 486,731
#JP-Holdings, Inc. 47,000 212,972
JSB Co., Ltd. 7,400 155,186
JSP Corp. 8,200 129,544
JTEKT Corp. 136,224 1,606,765
Juki Corp. 12,700 44,210
Juroku Financial Group, Inc. 14,100 749,514
Justsystems Corp. 10,100 312,965
JVCKenwood Corp. 326,700 2,649,434
Kadoya Sesame Mills, Inc. 600 15,597
Kaga Electronics Co., Ltd. 16,100 403,387
#Kagome Co., Ltd. 43,300 766,859
Kajima Corp. 232,300 9,487,165
Kakaku.com, Inc. 83,295 1,139,326
Kakiyasu Honten Co., Ltd.,
Class B 2,000 35,667
Kamakura Shinsho, Ltd. 20,300 76,062
Kameda Seika Co., Ltd. 5,600 141,216
Kamei Corp. 12,400 247,582
Kamigumi Co., Ltd. 47,200 1,654,417
#Kanaden Corp. 7,100 98,220
Kanadevia Corp. 127,386 843,955
Kanamic Network Co., Ltd. 12,600 40,268
Kanamoto Co., Ltd. 28,700 692,104
Kandenko Co., Ltd. 65,900 2,376,518
Kaneka Corp. 23,100 700,967
Kaneko Seeds Co., Ltd. 300 2,890
Kanematsu Corp. 111,400 1,465,257
Kanro , Inc. 15,300 159,784
Kansai Electric Power Co., Inc.
(The) 578,614 9,257,224
Kansai Paint Co., Ltd. 109,081 1,744,122
Kanto Denka Kogyo Co., Ltd. 33,000 276,177
Kao Corp. 299,998 12,030,258
Shares Value
JAPAN — (Continued)
#Kappa Create Co., Ltd. 14,800 $ 151,492
Katitas Co., Ltd. 26,800 529,885
Kato Sangyo Co., Ltd. 4,400 185,687
Kato Works Co., Ltd. 7,000 62,077
KAWADA TECHNOLOGIES,
Inc. 9,900 300,029
Kawai Musical Instruments
Manufacturing Co., Ltd. 1,100 19,267
Kawasaki Heavy Industries,
Ltd. 107,800 8,997,310
KDDI Corp. 1,642,200 27,747,921
#KeePer Technical Laboratory
Co., Ltd. 5,400 112,019
Keihan Holdings Co., Ltd. 66,612 1,482,858
Keihanshin Building Co., Ltd. 27,000 334,831
Keikyu Corp. 119,890 1,181,335
Keio Corp. 55,186 1,379,829
Keisei Electric Railway Co.,
Ltd. 234,004 1,852,190
KEIWA, Inc. 12,700 108,921
Keiyo Bank, Ltd. (The) 66,400 797,609
Kenko Mayonnaise Co., Ltd. 4,600 59,729
Kewpie Corp. 45,900 1,289,877
Keyence Corp. 50,200 18,366,965
KH Neochem Co., Ltd. 35,042 577,446
#Kibun Foods, Inc. 5,600 39,896
Kikkoman Corp. 363,600 3,277,491
#Kimura Chemical Plants Co.,
Ltd. 11,900 97,740
Kinden Corp. 400 17,731
#Kintetsu Department Store
Co., Ltd. 10,852 127,753
Kintetsu Group Holdings Co.,
Ltd. 123,975 2,577,388
Kirin Holdings Co., Ltd. 439,200 6,810,362
Ki-Star Real Estate Co., Ltd. 7,700 315,467
Kitagawa Corp. 1,300 14,891
Kita-Nippon Bank, Ltd. (The) 2,000 60,742
#Kitanotatsujin Corp. 11,600 10,753
Kitoku Shinryo Co., Ltd. 3,200 52,773
Kitz Corp. 52,500 684,413
Kiyo Bank, Ltd. (The) 27,700 676,968
*KNT-CT Holdings Co., Ltd. 5,700 64,405
#KOA Corp. 20,884 211,331
Koa Shoji Holdings Co., Ltd. 2,000 10,865
Kobe Bussan Co., Ltd. 98,400 2,427,149
#Kobe Electric Railway Co.,
Ltd. 2,300 36,887
Kobe Steel, Ltd. 309,381 4,465,427
Koei Tecmo Holdings Co., Ltd. 46,500 518,023
Kohnan Shoji Co., Ltd. 16,900 426,170
#Kohoku Kogyo Co., Ltd. 2,400 49,942
#Kohsoku Corp. 800 15,584
Koito Manufacturing Co., Ltd. 113,153 1,771,821
#Kojima Co., Ltd. 20,200 163,685
Kokusai Electric Corp. 94,500 3,920,653
Kokuyo Co., Ltd. 135,600 795,263
Komatsu, Ltd., Class R 494,100 18,990,788
KOMEDA Holdings Co., Ltd. 31,000 569,921

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
#Komehyo Holdings Co., Ltd. 7,500 $ 162,145
Komeri Co., Ltd. 9,300 198,950
Konami Group Corp. 53,900 7,851,245
Kondotec , Inc. 3,200 30,930
Konica Minolta, Inc. 420,627 1,830,461
Konishi Co., Ltd. 37,200 313,738
Konoike Transport Co., Ltd. 15,800 340,049
Konoshima Chemical Co., Ltd. 6,500 68,556
#Kosaido Holdings Co., Ltd. 53,200 171,746
Kose Holdings Corp. 27,300 974,949
#Koshidaka Holdings Co., Ltd. 39,600 306,768
#Kotobuki Spirits Co., Ltd. 65,500 759,199
* Kourakuen Corp. 7,500 54,697
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 600 12,155
KPP Group Holdings Co., Ltd. 43,088 246,640
Kraftia Corp. 25,225 1,318,156
Krosaki Harima Corp. 11,700 317,415
#KRS Corp. 8,600 166,302
K's Holdings Corp. 97,600 1,017,695
KU Holdings Co., Ltd. 7,900 64,476
Kubota Corp., Class R 717,835 11,026,255
#Kumagai Gumi Co., Ltd. 52,400 589,016
#Kumiai Chemical Industry
Co., Ltd. 49,900 227,406
Kura Sushi, Inc. 10,803 238,456
Kurabo Industries, Ltd. 8,300 488,014
Kuraray Co., Ltd. 235,773 2,545,572
Kureha Corp. 17,800 506,560
Kurimoto, Ltd. 32,500 362,375
Kurita Water Industries, Ltd. 67,506 3,375,300
Kuriyama Holdings Corp. 1,100 12,115
Kushikatsu Tanaka Holdings
Co. 700 8,259
Kusuri no Aoki Holdings Co.,
Ltd. 27,300 716,921
KYB Corp. 23,200 660,236
Kyodo Printing Co., Ltd. 6,800 72,029
Kyoei Steel, Ltd. 14,463 233,362
Kyokuto Boeki Kaisha, Ltd. 7,600 94,249
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 22,700 486,344
Kyokuyo Co., Ltd. 7,300 243,239
Kyorin Pharmaceutical Co.,
Ltd. 29,500 309,802
Kyoritsu Maintenance Co., Ltd. 51,000 929,842
Kyosan Electric Manufacturing
Co., Ltd. 18,200 79,402
Kyoto Financial Group, Inc. 148,500 3,587,836
Kyowa Kirin Co., Ltd. 111,100 1,803,772
Kyushu Electric Power Co.,
Inc. 307,200 3,430,261
Kyushu Financial Group, Inc. 255,100 1,910,852
Kyushu Railway Co. 79,600 2,036,183
#LA Holdings Co., Ltd. 4,600 297,601
#Lacto Japan Co., Ltd. 8,200 187,378
#LAND Co., Ltd. 624,900 36,459
Lasertec Corp. 46,900 11,063,730
Shares Value
JAPAN — (Continued)
LEC, Inc. 11,000 $ 73,305
Leopalace21 Corp. 98,800 441,929
Life Corp. 28,200 466,892
Lifedrink Co., Inc. 34,300 357,764
LIFULL Co., Ltd. 49,100 55,701
LIKE, Inc. 5,400 53,454
Link And Motivation, Inc. 42,800 139,559
Lintec Corp. 19,100 589,988
Lion Corp. 190,846 2,049,992
LITALICO, Inc. 22,700 174,966
Lixil Corp. 208,357 2,394,093
Loadstar Capital KK 9,300 181,165
#Look Holdings, Inc. 2,200 35,155
Luckland Co., Ltd. 1,300 15,355
LY Corp. 1,833,166 4,713,041
M&A Capital Partners Co., Ltd. 11,600 236,497
#M3, Inc. 231,100 2,862,158
Mabuchi Motor Co., Ltd. 117,100 1,099,947
#Macbee Planet, Inc. 1,900 18,093
Macnica Holdings, Inc. 86,500 1,484,844
Maeda Kosen Co., Ltd. 35,500 425,742
#Maezawa Industries, Inc. 7,500 102,052
Makino Milling Machine Co.,
Ltd. 8,600 634,435
Makita Corp. 140,800 4,884,097
Mammy Mart Holdings Corp. 500 4,577
Management Solutions Co.,
Ltd. 7,699 64,982
Mandarake , Inc. 5,200 11,697
Mandom Corp. 23,900 490,364
Mani, Inc. 51,200 505,163
MarkLines Co., Ltd. 8,500 86,014
Marubeni Corp. 481,400 15,962,408
Marubun Corp. 11,500 102,133
Maruchiyo Yamaokaya Corp. 6,200 132,231
Marudai Food Co., Ltd. 14,400 214,049
Maruha Nichiro Corp. 61,200 550,863
Marui Group Co., Ltd. 103,300 2,026,357
Maruwa Co., Ltd. 3,891 1,201,655
Maruzen CHI Holdings Co.,
Ltd. 500 1,083
Maruzen Showa Unyu Co.,
Ltd. 6,600 359,393
Marvelous, Inc. 6,500 20,183
#Matching Service Japan Co.,
Ltd. 2,900 19,777
Matsuda Sangyo Co., Ltd. 10,900 436,678
Matsui Securities Co., Ltd. 50,900 300,266
MatsukiyoCocokara & Co. 189,700 3,047,301
Matsuoka Corp. 3,400 55,763
#Matsuyafoods Holdings Co.,
Ltd. 6,400 273,823
Max Co., Ltd. 5,400 228,938
Maxell, Ltd. 36,989 531,120
Maxvalu Tokai Co., Ltd. 1,200 29,172
#Mazda Motor Corp. 465,744 3,582,298
McDonald's Holdings Co
Japan, Ltd. 52,600 2,287,994
MCJ Co., Ltd. 53,900 549,622

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Mebuki Financial Group, Inc. 619,600 $ 4,673,309
MEC Co., Ltd. 13,100 469,616
Media Do Co., Ltd. 6,300 66,896
Medipal Holdings Corp. 109,000 1,977,771
#Medius Holdings Co., Ltd. 2,200 11,695
#*Medley, Inc. 12,900 199,613
Megmilk Snow Brand Co., Ltd. 25,400 552,424
Meidensha Corp. 28,000 1,096,331
Meiji Electric Industries Co.,
Ltd. 2,200 33,586
MEIJI Holdings Co., Ltd. 170,774 4,010,853
Meiji Shipping Group Co., Ltd. 6,900 32,071
Meiko Electronics Co., Ltd. 25,200 2,076,313
Meisei Industrial Co., Ltd. 2,000 22,326
MEITEC Group Holdings, Inc. 33,900 759,926
Meiwa Corp. 12,000 71,879
Meiwa Estate Co., Ltd. 6,700 49,514
Members Co., Ltd. 1,400 12,815
#Menicon Co., Ltd. 63,582 667,310
* Mercari , Inc. 85,800 1,906,667
METAWATER Co., Ltd. 18,400 394,218
Micronics Japan Co., Ltd. 28,600 1,653,779
#Midac Holdings Co., Ltd. 10,000 129,716
#Mie Kotsu Group Holdings,
Inc. 36,300 130,130
MIGALO HOLDINGS, Inc. 1,900 5,198
Milbon Co., Ltd. 9,970 163,969
#MIMAKI ENGINEERING Co.,
Ltd. 17,700 201,830
MINEBEA MITSUMI, Inc. 255,159 5,185,553
#Mirai Industry Co., Ltd. 1,100 23,888
MIRAIT ONE Corp. 53,200 1,278,786
#Mirarth Holdings, Inc. 72,800 185,941
Miroku Jyoho Service Co., Ltd. 10,003 125,216
MISUMI Group, Inc. 170,300 2,817,358
Mitachi Co., Ltd. 1,100 15,367
#Mitsuba Corp. 33,500 282,967
Mitsubishi Chemical Group
Corp. 907,341 5,999,532
Mitsubishi Corp. 1,211,500 32,176,297
Mitsubishi Electric Corp. 751,900 23,542,571
Mitsubishi Estate Co., Ltd. 411,098 10,499,975
Mitsubishi Gas Chemical Co.,
Inc. 93,300 1,852,573
Mitsubishi Heavy Industries,
Ltd. 1,268,500 37,160,323
Mitsubishi Kakoki Kaisha, Ltd. 16,500 350,301
Mitsubishi Logisnext Co., Ltd. 17,800 179,892
Mitsubishi Logistics Corp. 192,500 1,646,595
Mitsubishi Materials Corp. 93,023 2,682,266
#Mitsubishi Motors Corp. 491,419 1,209,274
#Mitsubishi Paper Mills, Ltd. 20,700 89,504
Mitsubishi Pencil Co., Ltd. 7,800 115,792
Mitsubishi Research Institute,
Inc. 5,500 172,922
#Mitsubishi Steel
Manufacturing Co., Ltd. 8,100 98,611
Mitsubishi UFJ Financial
Group, Inc. 5,000,400 90,908,997
Shares Value
JAPAN — (Continued)
Mitsuboshi Belting, Ltd. 13,400 $ 350,071
Mitsui & Co., Ltd. 921,236 30,068,866
Mitsui Chemicals, Inc. 263,696 3,856,464
Mitsui DM Sugar Co., Ltd. 8,600 187,041
Mitsui E&S Co., Ltd. 851,100 37,903,909
Mitsui Fudosan Co., Ltd. 1,101,000 12,615,179
Mitsui High-Tec, Inc. 85,003 409,972
Mitsui Kinzoku Co., Ltd. 51,681 6,824,465
Mitsui- Soko Holdings Co., Ltd. 34,000 796,331
Mitsuuroko Group Holdings
Co., Ltd. 10,000 140,736
Miura Co., Ltd. 55,200 1,136,492
#Miyaji Engineering Group,
Inc. 21,300 268,563
#Miyazaki Bank, Ltd. (The) 8,700 438,215
Miyoshi Oil & Fat Co., Ltd. 5,400 87,235
Mizuho Financial Group, Inc. 1,039,700 45,716,875
Mizuho Medy Co., Ltd. 11,800 136,313
Mizuno Corp. 24,100 499,154
Mochida Pharmaceutical Co.,
Ltd. 6,400 150,188
Modec , Inc. 27,600 2,683,781
Monogatari Corp. (The) 19,400 522,540
MonotaRO Co., Ltd. 160,400 2,174,748
MORESCO Corp. 100 1,227
Morinaga & Co., Ltd. 40,200 702,575
Morinaga Milk Industry Co.,
Ltd. 52,800 1,362,271
Moriroku Co., Ltd. 4,200 66,107
Morita Holdings Corp. 21,600 392,065
Morito Co., Ltd. 6,600 77,013
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 5,100 166,297
#MOS Food Services, Inc. 15,600 426,254
MrMax Holdings, Ltd. 8,700 44,273
MS&AD Insurance Group
Holdings, Inc. 695,000 17,715,156
MTG Co., Ltd. 3,700 101,579
#Mugen Estate Co., Ltd. 13,500 182,468
m-up Holdings, Inc. 51,200 273,823
Murata Manufacturing Co., Ltd. 641,600 13,043,288
Musashi Seimitsu Industry
Co., Ltd. 38,900 684,646
Musashino Bank, Ltd. (The) 16,900 602,554
Nabtesco Corp. 33,600 910,681
Nachi-Fujikoshi Corp. 10,800 342,707
#Nafco Co., Ltd. 2,300 32,459
Nagaileben Co., Ltd. 1,700 19,682
#Nagano Keiki Co., Ltd. 9,900 170,455
Nagase & Co., Ltd. 50,100 1,302,678
Nagase Brothers, Inc. 4,400 75,758
#Nagoya Railroad Co., Ltd. 117,988 1,321,303
Nakabayashi Co., Ltd. 6,500 24,776
Nakanishi, Inc. 22,700 318,147
Nakayama Steel Works, Ltd. 26,506 108,079
#Namura Shipbuilding Co.,
Ltd. 36,100 982,886

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Nankai Electric Railway Co.,
Ltd. 48,800 $ 904,916
Nanto Bank, Ltd. (The) 14,500 626,021
Nanyo Corp. 1,700 16,508
Nareru Group, Inc. 4,800 73,808
#Natori Co., Ltd. 100 1,222
#NCD Co., Ltd. 5,700 118,242
#*NE, Inc. 5,400 25,379
NEC Corp. 560,801 18,940,576
#Needs Well, Inc. 11,300 41,534
NEOJAPAN, Inc. 1,100 12,693
#*Net Protections Holdings,
Inc. 46,869 144,928
New Art Holdings Co., Ltd. 2,310 21,788
Nexon Co., Ltd. 165,200 3,944,196
Nextage Co., Ltd. 35,100 745,187
#*NexTone, Inc. 5,000 54,810
NGK Insulators, Ltd. 193,200 4,620,218
NH Foods, Ltd. 55,900 2,525,030
NHK Spring Co., Ltd. 134,951 2,454,768
Nice Corp. 1,200 15,107
Nichias Corp. 38,001 1,908,672
#Nichiban Co., Ltd. 100 1,273
Nichicon Corp. 34,100 371,815
Nichiden Corp. 6,400 104,551
Nichiha Corp. 13,600 300,194
Nichimo Co., Ltd. 2,400 39,144
Nichirei Corp. 168,271 2,085,662
Nichireki Group Co., Ltd. 6,900 107,799
Nichirin Co., Ltd. 1,700 40,500
NIDEC Corp. 269,800 3,858,283
Nifco, Inc. 53,703 1,672,431
Nihon Dempa Kogyo Co., Ltd. 24,700 163,322
Nihon Denkei Co., Ltd. 700 10,700
Nihon House Holdings Co.,
Ltd. 4,500 9,452
Nihon Kohden Corp. 400 4,442
Nihon M&A Center Holdings,
Inc. 202,900 932,688
Nihon Nohyaku Co., Ltd. 46,000 302,373
Nihon Yamamura Glass Co.,
Ltd. 3,400 67,996
Nikkiso Co., Ltd. 80,700 930,671
Nikko Co., Ltd. 2,500 13,208
#Nikkon Holdings Co., Ltd. 51,300 1,218,816
Nikon Corp. 167,100 2,102,020
Nintendo Co., Ltd. 283,700 18,492,179
Nippi , Inc. 400 36,302
Nippn Corp. 23,700 404,833
#Nippon Air Conditioning
Services Co., Ltd. 21,500 205,578
Nippon Aqua Co., Ltd. 12,800 73,351
#Nippon Avionics Co., Ltd. 3,000 99,572
Nippon Carbide Industries Co.,
Inc. 4,300 75,597
Nippon Carbon Co., Ltd. 7,346 219,056
#Nippon Chemical Industrial
Co., Ltd. 5,600 118,527
#*Nippon Chemi-Con Corp. 21,200 204,909
Shares Value
JAPAN — (Continued)
#*Nippon Coke & Engineering
Co., Ltd. 164,200 $ 117,088
#Nippon Concrete Industries
Co., Ltd. 32,300 71,820
Nippon Denko Co., Ltd. 70,700 176,452
Nippon Densetsu Kogyo Co.,
Ltd. 10,700 241,731
Nippon Dry-Chemical Co., Ltd. 3,800 264,320
Nippon Electric Glass Co., Ltd. 44,200 1,922,325
NIPPON EXPRESS
HOLDINGS, Inc. 184,422 4,192,713
Nippon Gas Co., Ltd. 43,800 832,217
Nippon Kayaku Co., Ltd. 86,500 1,007,933
#Nippon Kodoshi Corp. 2,700 58,897
Nippon Light Metal Holdings
Co., Ltd. 45,800 811,134
Nippon Paint Holdings Co.,
Ltd. 580,900 3,857,980
Nippon Paper Industries Co.,
Ltd. 85,701 655,563
Nippon Parking Development
Co., Ltd. 160,000 295,605
Nippon Rietec Co., Ltd. 6,500 93,880
Nippon Sanso Holdings Corp. 109,100 3,315,576
Nippon Seiki Co., Ltd. 11,200 181,221
Nippon Sharyo, Ltd. 5,800 137,988
*Nippon Sheet Glass Co., Ltd. 108,701 482,693
Nippon Shinyaku Co., Ltd. 38,400 1,283,983
Nippon Shokubai Co., Ltd. 79,282 1,143,540
Nippon Signal Co., Ltd. 29,000 248,904
Nippon Ski Resort
Development Co., Ltd. 11,000 36,438
Nippon Soda Co., Ltd. 17,000 406,100
#Nippon Steel Corp. 2,392,690 10,018,401
#Nippon Thompson Co., Ltd. 34,700 206,274
Nippon Yakin Kogyo Co., Ltd. 11,853 366,901
Nipro Corp. 117,294 1,079,719
Nireco Corp. 300 4,208
Nishimatsu Construction Co.,
Ltd. 13,000 484,740
Nishimatsuya Chain Co., Ltd. 16,000 221,963
Nishi-Nippon Financial
Holdings, Inc. 90,072 2,177,937
Nishi-Nippon Railroad Co., Ltd. 15,200 280,430
Nishio Holdings Co., Ltd. 17,000 528,977
Nissan Chemical Corp. 87,429 3,016,884
*Nissan Motor Co., Ltd. 1,462,371 3,576,770
Nissan Tokyo Sales Holdings
Co., Ltd. 9,400 32,113
Nissei ASB Machine Co., Ltd. 6,000 244,263
#Nissei Plastic Industrial Co.,
Ltd. 2,000 11,306
Nissha Co., Ltd. 26,500 214,563
Nisshin Oillio Group, Ltd. (The) 5,900 215,331
Nisshin Seifun Group, Inc. 116,144 1,478,717
Nisshinbo Holdings, Inc. 100,000 927,330
#Nissin Foods Holdings Co.,
Ltd. 143,644 2,914,597
Nisso Holdings Co., Ltd. 8,300 37,179

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Nissui Corp. 251,900 $ 2,114,680
Niterra Co., Ltd. 103,900 4,547,056
Nitori Holdings Co., Ltd. 302,600 5,208,110
Nitta Gelatin, Inc. 2,800 22,852
NITTAN Corp. 3,400 17,280
#Nitto Boseki Co., Ltd. 13,600 1,307,455
Nitto Denko Corp. 439,700 9,765,410
#Nitto Kogyo Corp. 19,000 508,687
Nitto Seiko Co., Ltd. 7,800 36,457
Nittoc Construction Co., Ltd. 5,500 46,457
Nittoku Co., Ltd., Class B 9,300 141,254
Noevir Holdings Co., Ltd. 12,400 374,990
NOF Corp. 98,000 1,894,120
Nojima Corp. 136,500 954,774
Nomura Co., Ltd. 39,800 352,436
Nomura Holdings, Inc. 968,200 8,868,576
#*Nomura Holdings, Inc.,
Sponsored ADR 697,400 6,185,938
Nomura Micro Science Co.,
Ltd. 19,400 438,908
Nomura Real Estate Holdings,
Inc. 396,200 2,635,169
Nomura Research Institute,
Ltd. 193,108 5,884,874
Noritake Co., Ltd. 11,100 441,813
Noritsu Koki Co., Ltd. 18,900 269,300
Noritz Corp. 19,800 265,052
North Pacific Bank, Ltd. 209,300 1,249,613
NPC, Inc. 7,200 34,352
NPR-RIKEN Corp. 10,677 251,248
#NS Solutions Corp. 32,400 857,573
NS Tool Co., Ltd. 9,800 53,301
#NS United Kaiun Kaisha, Ltd. 10,700 477,914
NSD Co., Ltd. 32,500 683,246
NSK, Ltd. 293,606 2,044,165
NSW, Inc. 700 11,204
NTN Corp. 826,900 1,980,143
NTT, Inc. 12,919,600 12,973,201
#*Nxera Pharma Co., Ltd. 61,409 323,247
Oat Agrio Co., Ltd. 2,100 28,928
#Obara Group, Inc. 5,900 144,383
Obayashi Corp. 385,000 8,702,807
OBIC Business Consultants
Co., Ltd. 5,000 222,352
OBIC Co., Ltd. 153,800 4,284,186
Odakyu Electric Railway Co.,
Ltd. 171,700 1,844,334
Odawara Engineering Co., Ltd. 700 9,861
Oenon Holdings, Inc. 10,900 31,444
Ogaki Kyoritsu Bank, Ltd.
(The) 26,600 970,816
Ohara, Inc. 5,300 36,728
Ohba Co., Ltd. 1,800 13,466
Ohsho Food Service Corp. 11,700 238,915
OIE Sangyo Co., Ltd. 900 14,907
Oiles Corp. 14,400 226,838
#Oisix ra daichi , Inc. 4,700 43,630
Oita Bank, Ltd. (The) 7,300 387,100
Oji Holdings Corp. 547,200 3,246,450
Shares Value
JAPAN — (Continued)
Okabe Co., Ltd. 10,000 $ 61,844
#Okada Aiyon Corp. 3,400 51,531
Okamoto Industries, Inc. 2,300 82,004
Okamoto Machine Tool Works,
Ltd. 3,000 94,224
Okamura Corp. 25,600 393,642
Okasan Securities Group, Inc. 61,400 351,858
Oki Electric Industry Co., Ltd. 129,000 1,705,115
Okinawa Cellular Telephone
Co. 13,400 281,447
#Okinawa Electric Power Co.,
Inc. (The) 31,311 222,867
Okinawa Financial Group, Inc. 10,979 373,653
OKUMA Corp. 32,300 801,951
Okumura Corp. 13,500 563,594
#Okura Industrial Co., Ltd. 7,800 240,937
Okuwa Co., Ltd. 22,100 124,640
Olympus Corp. 793,900 9,474,717
Omron Corp. 130,900 3,323,838
Onamba Co., Ltd. 1,900 17,576
One Career, Inc. 4,900 76,171
Ono Pharmaceutical Co., Ltd. 201,143 3,002,280
#Onoken Co., Ltd. 15,000 138,273
Onward Holdings Co., Ltd. 95,800 455,215
Ootoya Holdings Co., Ltd. 700 29,723
Open House Group Co., Ltd. 47,500 2,800,240
Open Up Group, Inc. 27,500 330,870
Optex Group Co., Ltd. 26,800 415,742
#*Optim Corp. 5,400 17,398
Optorun Co., Ltd. 16,900 223,712
Oracle Corp. 25,300 1,715,532
Organo Corp. 15,500 1,630,786
Oriental Land Co., Ltd. 449,000 7,886,461
Oriental Shiraishi Corp. 83,000 220,602
#Oro Co., Ltd. 6,500 88,487
Osaka Gas Co., Ltd. 190,700 7,162,685
#Osaka Organic Chemical
Industry, Ltd. 14,600 384,260
#Osaka Steel Co., Ltd. 4,600 94,081
#OSAKA Titanium
Technologies Co., Ltd. 19,301 287,526
Osaki Electric Co., Ltd. 22,500 181,593
#OSG Corp. 42,400 718,348
Otsuka Corp. 133,200 2,643,967
Otsuka Holdings Co., Ltd. 207,200 12,412,389
OUG Holdings, Inc. 400 10,307
#Oval Corp. 7,700 37,187
*Oxide Corp. 2,000 30,727
OYO Corp. 6,400 119,238
Pacific Industrial Co., Ltd. 25,700 501,472
Pack Corp. (The) 14,800 124,245
PAL GROUP Holdings Co.,
Ltd. 62,000 670,401
PALTAC Corp. 11,800 369,773
Pan Pacific International
Holdings Corp. 1,065,240 6,324,733
Panasonic Holdings Corp. 1,169,600 16,051,103
Park24 Co., Ltd. 97,500 1,361,751
Pegasus Co., Ltd. 5,400 25,379

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Penta-Ocean Construction
Co., Ltd. 204,160 $ 2,145,361
People Dreams &
Technologies Group Co., Ltd. 900 8,956
Persol Holdings Co., Ltd. 1,182,310 2,072,453
Pharma Foods International
Co., Ltd. 14,900 64,812
PHC Holdings Corp. 37,500 263,516
#*PIA Corp. 6,600 114,193
#Pickles Holdings Co., Ltd. 3,400 27,551
Pigeon Corp. 75,900 792,163
PILLAR Corp. 13,100 547,744
Pilot Corp. 12,300 387,196
#*PKSHA Technology, Inc. 9,000 183,781
#*Plaid, Inc. 2,300 11,391
Plus Alpha Consulting Co., Ltd. 21,200 304,133
Pole To Win Holdings, Inc. 7,800 15,978
#Port, Inc. 3,000 42,338
PR Times Corp. 5,600 95,620
Press Kogyo Co., Ltd. 59,200 335,029
Prestige International, Inc. 66,500 298,315
Prima Meat Packers, Ltd. 18,100 324,078
Procrea Holdings, Inc. 17,646 306,111
#Pro-Ship, Inc. 11,600 121,068
#PS Construction Co., Ltd. 16,400 322,663
Punch Industry Co., Ltd. 2,600 8,360
QB Net Holdings Co., Ltd. 10,000 90,043
#Qol Holdings Co., Ltd. 24,200 332,738
Quick Co., Ltd. 30,300 170,690
#Raccoon Holdings, Inc. 8,300 34,651
Raito Kogyo Co., Ltd. 29,000 657,040
Raiznext Corp. 17,900 292,415
#Raksul, Inc. 47,700 627,713
RAKUMACHI, Inc. 1,700 11,704
Rakus Co., Ltd. 127,892 730,077
*Rakuten Bank, Ltd. 51,800 2,472,807
*Rakuten Group, Inc. 955,459 5,729,285
#Rasa Corp. 1,700 22,570
Rasa Industries, Ltd. 6,000 284,325
Recruit Holdings Co., Ltd. 699,000 36,703,617
Relo Group, Inc. 55,001 624,671
#Renaissance, Inc. 1,600 11,295
*Renesas Electronics Corp. 749,000 12,507,611
Rengo Co., Ltd. 137,700 1,180,974
*RENOVA, Inc. 35,155 157,019
Resol Holdings Co., Ltd. 300 15,091
Resona Holdings, Inc. 1,292,900 14,998,344
Resonac Holdings Corp. 147,518 8,558,836
Resorttrust , Inc. 236,200 2,756,126
Restar Corp. 13,000 247,426
Retail Partners Co., Ltd. 15,700 137,398
Rheon Automatic Machinery
Co., Ltd. 13,700 136,591
Rhythm Co., Ltd. 2,300 60,534
Ricoh Co., Ltd. 444,300 3,922,835
Riken Keiki Co., Ltd. 9,200 196,214
Riken Technos Corp. 23,800 256,730
Riken Vitamin Co., Ltd. 12,400 249,592
Shares Value
JAPAN — (Continued)
#Ringer Hut Co., Ltd. 12,000 $ 175,340
Rinnai Corp. 54,700 1,439,306
Rion Co., Ltd. 3,600 63,921
Rise Consulting Group, Inc. 12,600 44,107
#Riso Kagaku Corp. 3,100 24,437
#Riso Kyoiku Group Corp. 51,976 69,409
#Rock Field Co., Ltd. 3,400 30,659
Rohto Pharmaceutical Co.,
Ltd. 101,248 1,678,934
Rokko Butter Co., Ltd. 300 2,308
Roland Corp., Registered 12,700 313,260
Rorze Corp. 77,197 1,645,428
Round One Corp. 137,800 971,014
#Royal Holdings Co., Ltd. 45,400 390,253
Ryobi, Ltd. 16,700 293,923
RYODEN Corp. 6,100 145,521
Ryohin Keikaku Co., Ltd. 407,600 8,140,902
Ryoyo Ryosan Holdings, Inc. 18,548 373,942
#Ryoyu Systems Co., Ltd. 3,200 74,990
S Foods, Inc. 11,900 234,127
S&B Foods, Inc. 2,600 73,655
Sac's Bar Holdings, Inc. 8,100 42,742
Sagami Holdings Corp. 4,900 61,306
Saibu Gas Holdings Co., Ltd. 19,700 304,835
Saizeriya Co., Ltd. 28,000 1,138,079
Sakai Chemical Industry Co.,
Ltd. 10,500 225,982
Sakai Heavy Industries, Ltd. 1,200 17,075
Sakai Moving Service Co., Ltd. 13,500 255,193
Sakata INX Corp. 31,400 481,809
Sakata Seed Corp. 9,300 244,467
#Sakura Internet, Inc. 5,900 101,661
Sala Corp. 28,400 203,804
#Samco, Inc., Class D 4,500 139,002
San Holdings, Inc. 6,100 58,604
San ju San Financial Group,
Inc. 15,400 499,157
San-A Co., Ltd. 20,400 389,592
San-Ai Obbli Co., Ltd. 32,000 454,920
Sangetsu Corp. 27,300 558,353
San-In Godo Bank, Ltd. (The) 74,500 762,097
*SANIX HOLDINGS, Inc. 8,800 12,893
*Sanken Electric Co., Ltd. 10,900 517,725
#Sanki Engineering Co., Ltd. 18,600 801,828
Sanko Gosei , Ltd. 16,500 103,005
Sanko Metal Industrial Co.,
Ltd. 14,600 136,289
Sankyo Co., Ltd. 129,000 2,019,963
Sankyo Tateyama, Inc. 13,200 55,021
Sankyu, Inc. 29,200 1,740,908
#Sanoh Industrial Co., Ltd. 28,200 155,753
Sanrio Co., Ltd. 114,000 3,514,002
* Sansan , Inc. 36,600 354,706
Sansei Technologies, Inc. 7,500 117,999
Sansha Electric Manufacturing
Co., Ltd. 200 1,315
Sanshin Electronics Co., Ltd. 6,900 139,780
#Santec Holdings Corp.,
Registered 5,000 336,769

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Santen Pharmaceutical Co.,
Ltd. 188,995 $ 2,129,349
Sanwa Holdings Corp. 95,400 2,164,527
Sanyo Chemical Industries,
Ltd. 8,500 304,162
Sanyo Denki Co., Ltd. 14,600 393,252
#Sanyo Electric Railway Co.,
Ltd. 1,600 21,003
Sanyo Trading Co., Ltd. 12,600 129,627
#Sapporo Holdings, Ltd. 152,500 1,620,300
Sato Corp. 25,300 379,844
#Sato Shoji Corp. 1,400 21,291
#Satori Electric Co., Ltd. 7,000 85,174
Sawai Group Holdings Co.,
Ltd. 55,200 848,075
#SBI Global Asset
Management Co., Ltd. 12,600 51,867
SBI Holdings, Inc. 411,590 9,295,861
SBI Insurance Group Co., Ltd. 900 12,830
SBS Holdings, Inc. 15,545 388,474
SCREEN Holdings Co., Ltd. 47,299 6,028,124
Scroll Corp. 20,400 172,314
Secom Co., Ltd., Class B 217,800 7,989,953
Sega Sammy Holdings, Inc. 89,400 1,402,779
#Segue Group Co., Ltd. 14,400 47,795
Seibu Giken Co., Ltd. 4,600 51,857
Seibu Holdings, Inc. 145,400 3,859,802
Seika Corp. 15,600 234,617
#Seikitokyu Kogyo Co., Ltd. 22,400 242,500
Seiko Electric Co., Ltd. 5,400 77,293
Seiko Epson Corp. 217,400 2,786,908
Seiko Group Corp. 16,400 818,618
Seino Holdings Co., Ltd. 72,800 1,136,409
Seiren Co., Ltd. 22,100 452,716
Sekisui Chemical Co., Ltd. 274,400 4,861,501
Sekisui House, Ltd. 419,900 9,358,331
SEMITEC Corp. 4,500 70,099
Senko Group Holdings Co.,
Ltd. 103,900 1,295,551
Senshu Electric Co., Ltd. 9,200 344,120
Senshu Ikeda Holdings, Inc. 668,900 3,538,328
#Septeni Holdings Co., Ltd. 41,300 116,730
SERAKU Co., Ltd. 3,200 34,311
Seria Co., Ltd. 22,500 538,215
Seven & i Holdings Co., Ltd. 1,033,500 14,813,098
Seven Bank, Ltd. 478,400 922,004
#SFP Holdings Co., Ltd. 3,000 43,057
#SG Holdings Co., Ltd. 234,600 2,266,005
Sharingtechnology , Inc. 19,500 147,015
*Sharp Corp. 170,433 775,268
Shibaura Machine Co., Ltd. 14,800 407,753
Shibaura Mechatronics Corp. 11,700 1,776,313
#Shibusawa Logistics Corp. 14,300 120,325
Shibuya Corp. 9,800 223,622
#*SHIFT, Inc. 148,400 703,904
Shiga Bank, Ltd. (The) 18,900 966,686
Shikibo, Ltd. 3,400 23,804
Shikoku Bank, Ltd. (The) 26,000 342,992
Shares Value
JAPAN — (Continued)
Shikoku Electric Power Co.,
Inc. 78,700 $ 798,938
Shima Seiki Manufacturing,
Ltd. 19,700 130,005
Shimadaya Corp. 3,200 36,987
Shimadzu Corp. 132,800 3,584,722
Shimano, Inc. 36,600 4,182,925
Shimizu Bank, Ltd. (The) 3,300 53,695
Shimizu Corp. 268,574 4,767,859
Shimojima Co., Ltd. 5,400 48,448
Shin Nippon Air Technologies
Co., Ltd. 16,700 355,630
Shinagawa Refra Co., Ltd. 20,900 290,346
Shindengen Electric
Manufacturing Co., Ltd. 4,700 111,361
Shin-Etsu Chemical Co., Ltd. 788,900 26,230,183
Shin-Etsu Polymer Co., Ltd. 20,000 261,507
Shinko Shoji Co., Ltd. 13,900 96,866
Shinmaywa Industries, Ltd. 40,500 573,921
#Shinnihonseiyaku Co., Ltd. 10,300 137,280
Shinsho Corp. 7,100 122,200
Shinwa Co., Ltd. 3,900 79,006
Shionogi & Co., Ltd. 454,500 9,351,634
Ship Healthcare Holdings, Inc. 47,072 777,057
Shiseido Co., Ltd. 226,974 3,868,240
Shizuki Electric Co., Inc. 3,900 23,108
Shizuoka Financial Group, Inc. 273,100 4,457,836
SHO-BOND Holdings Co., Ltd. 86,400 777,690
Shoei Co., Ltd. 39,900 459,111
Shoei Foods Corp. 3,700 97,621
Showa Sangyo Co., Ltd. 13,000 265,461
SIGMAXYZ Holdings, Inc. 44,900 227,032
Siix Corp. 23,184 188,917
Simplex Holdings, Inc. 78,800 489,882
Sinfonia Technology Co., Ltd. 12,300 831,641
Sinko Industries, Ltd. 37,900 364,848
SK-Electronics Co., Ltd. 600 12,952
SKY Perfect JSAT Holdings,
Inc. 106,800 1,544,605
Skylark Holdings Co., Ltd. 158,400 3,233,512
Smaregi , Inc. 1,500 26,595
SMC Corp. 19,400 7,564,566
SMS Co., Ltd. 51,800 548,692
Socionext , Inc. 129,202 1,726,630
Soda Nikka Co., Ltd. 4,600 34,830
SoftBank Corp. 15,119,900 20,485,279
Softcreate Holdings Corp.,
Class B 5,600 75,291
Software Service, Inc. 600 49,786
Sojitz Corp. 152,620 5,568,166
Soken Chemical & Engineering
Co., Ltd. 9,200 168,124
Solasto Corp. 50,900 301,916
Soliton Systems K.K. 8,600 108,824
Sompo Holdings, Inc. 399,500 13,767,289
*Sony Financial Group, Inc. 2,958,400 2,982,181
*Sony Financial Group, Inc.,
ADR 6,400 31,808
Sony Group Corp. 3,388,200 75,864,403

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
#Sony Group Corp., ADR 32,000 $ 707,200
Sotetsu Holdings, Inc. 42,300 766,561
Space Co., Ltd. 2,300 22,976
SPK Corp., Registered 1,700 25,567
S-Pool, Inc. 50,000 83,301
Square Enix Holdings Co., Ltd. 125,900 2,182,397
SRA Holdings 700 25,502
#SRE Holdings Corp. 9,100 174,024
#SRS Holdings Co., Ltd. 19,500 157,380
St Marc Holdings Co., Ltd.,
Registered 12,000 218,903
Star Mica Holdings Co., Ltd. 23,100 218,182
Startia Holdings, Inc. 4,900 89,354
Starts Corp., Inc. 20,100 637,816
Starzen Co., Ltd. 20,500 175,418
Stella Chemifa Corp. 5,600 192,402
Step Co., Ltd. 1,600 25,370
STI Foods Holdings, Inc. 1,500 12,651
#Strike Co., Ltd. 7,800 213,127
#Studio Alice Co., Ltd. 1,200 15,496
Subaru Corp. 539,200 11,629,187
Subaru Enterprise Co., Ltd. 700 13,704
Sugi Holdings Co., Ltd. 59,100 1,363,522
#Sugimoto & Co., Ltd.,
Registered 5,300 48,685
#Sukegawa Electric Co., Ltd. 3,200 163,672
SUMCO Corp. 278,159 2,910,337
Sumida Corp. 31,518 241,707
#Sumiseki Holdings, Inc. 1,400 6,099
Sumitomo Bakelite Co., Ltd. 41,139 1,450,772
Sumitomo Chemical Co., Ltd. 1,026,500 3,127,544
Sumitomo Corp. 450,200 18,237,390
Sumitomo Electric Industries,
Ltd. 466,900 20,351,586
Sumitomo Forestry Co., Ltd. 360,700 3,915,416
Sumitomo Heavy Industries,
Ltd. 76,252 2,380,589
Sumitomo Mitsui Financial
Group, Inc. 1,146,730 40,677,470
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 884,884 18,573,715
Sumitomo Mitsui Trust Group,
Inc. 421,200 13,974,469
Sumitomo Osaka Cement Co.,
Ltd. 23,800 643,214
#*Sumitomo Pharma Co., Ltd. 65,100 969,368
Sumitomo Realty &
Development Co., Ltd. 374,600 10,429,839
Sumitomo Rubber Industries,
Ltd. 146,400 2,363,127
Sumitomo Seika Chemicals
Co., Ltd. 6,800 236,276
Sun Frontier Fudousan Co.,
Ltd. 29,700 471,126
#Suncall Corp. 27,571 170,509
Sundrug Co., Ltd. 45,400 1,212,550
Suntory Beverage & Food, Ltd. 84,200 2,659,838
Sun- Wa Technos Corp. 5,200 101,128
Suruga Bank, Ltd. 560,500 7,045,310
Shares Value
JAPAN — (Continued)
Suzuden Corp. 2,600 $ 28,821
Suzuken Co., Ltd. 39,082 1,577,873
Suzuki Co., Ltd. 11,900 193,242
Suzuki Motor Corp. 864,500 11,805,194
Suzumo Machinery Co., Ltd.,
Class A 2,800 25,557
SWCC Corp. 20,100 1,503,656
#Synchro Food Co., Ltd. 11,700 45,432
Sysmex Corp. 334,800 3,183,921
System Research Co., Ltd. 7,300 92,942
System Support Holdings, Inc. 13,200 119,455
#Systems Engineering
Consultants Co., Ltd. 5,400 120,770
Systena Corp. 136,100 448,197
#Syuppin Co., Ltd. 18,400 138,125
T Hasegawa Co., Ltd. 15,600 287,305
T&D Holdings, Inc. 278,000 6,853,585
T. RAD Co., Ltd. 3,300 182,478
#Tachibana Eletech Co., Ltd.,
Class S 8,800 173,707
Tachi-S Co., Ltd., Class S 23,100 315,068
Tadano, Ltd. 60,100 443,757
Taihei Dengyo Kaisha, Ltd. 23,000 333,385
Taiheiyo Cement Corp. 91,961 2,527,050
Taiheiyo Kouhatsu , Inc. 1,300 7,652
Taiho Kogyo Co., Ltd., Class A 12,700 69,650
Taikisha, Ltd. 15,000 335,473
Taiko Bank, Ltd. (The) 1,700 26,107
Taisei Corp. 91,700 9,148,600
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 100 1,673
Taiyo Holdings Co., Ltd. 33,800 1,095,553
Taiyo Yuden Co., Ltd. 104,085 2,186,824
Takamatsu Construction
Group Co., Ltd. 8,800 217,918
Takaoka Toko Co., Ltd. 7,200 215,869
Takara & Co., Ltd. 4,300 118,190
#Takara Bio, Inc. 36,000 189,498
Takara Holdings, Inc. 96,100 993,332
Takara Standard Co., Ltd. 20,000 381,953
Takasago International Corp. 35,800 350,202
Takasago Thermal
Engineering Co., Ltd. 46,100 1,335,842
Takashima & Co., Ltd. 16,400 96,214
Takashimaya Co., Ltd. 789,800 9,881,460
Takasho Co., Ltd. 2,400 6,254
TAKEBISHI Corp. 2,000 29,599
Takeda Pharmaceutical Co.,
Ltd. 831,400 28,252,293
Takeuchi Manufacturing Co.,
Ltd. 24,500 1,014,877
Taki Chemical Co., Ltd. 1,400 35,622
#Tama Home Co., Ltd. 8,300 199,887
Tamron Co., Ltd. 77,600 517,132
Tamura Corp. 51,459 212,828
Tanseisha Co., Ltd. 30,800 305,285
Taoka Chemical Co., Ltd. 1,900 13,943
Tayca Corp. 3,800 34,266
Tazmo Co., Ltd. 7,700 126,586

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
TBK Co., Ltd., Class R 3,900 $ 9,531
#TDC Soft, Inc. 18,100 143,500
TDK Corp. 899,800 11,555,191
TechMatrix Corp. 33,900 464,570
Techno Ryowa , Ltd. 5,700 287,106
Technoflex Corp. 5,900 78,789
Teijin, Ltd. 123,587 1,197,334
Teikoku Electric Manufacturing
Co., Ltd. 5,500 108,567
Tekken Corp. 7,500 236,289
Temairazu , Inc., Registered 600 12,077
Tera Probe, Inc. 4,300 206,275
Terasaki Electric Co., Ltd. 1,600 45,534
Terumo Corp. 652,300 8,531,150
#Tess Holdings Co., Ltd. 38,701 92,324
THK Co., Ltd. 58,408 1,740,199
TIS, Inc. 118,000 3,440,711
TKC Corp. 7,200 189,732
#*TKP Corp. 2,400 36,873
TOA Corp. 50,100 1,019,798
#TOA ROAD Corp. 20,000 225,723
Toagosei Co., Ltd. 16,700 190,102
TOBISHIMA HOLDINGS, Inc. 14,400 226,558
Tobu Railway Co., Ltd. 93,700 1,656,424
Tocalo Co., Ltd. 47,800 799,765
#Tochigi Bank, Ltd. (The) 70,900 384,237
Toda Corp. 135,000 1,181,009
Toei Animation Co., Ltd. 26,800 445,624
Toenec Corp. 25,700 340,701
Togami Electric Manufacturing
Co., Ltd. 600 18,184
Toho Bank, Ltd. (The) 165,200 643,622
Toho Co., Ltd. 15,900 131,727
Toho Co., Ltd. 58,000 2,961,662
Toho Gas Co., Ltd. 27,000 895,274
#Toho Holdings Co., Ltd. 17,300 518,462
#Toho Titanium Co., Ltd. 25,500 307,633
#*Toho Zinc Co., Ltd. 10,799 116,209
Tohoku Electric Power Co.,
Inc. 256,500 1,855,659
Tokai Carbon Co., Ltd. 161,500 1,117,078
Tokai Corp. 2,900 46,322
TOKAI Holdings Corp. 85,900 639,266
Tokai Rika Co., Ltd. 26,500 537,696
Tokai Tokyo Financial
Holdings, Inc. 163,189 782,833
Tokio Marine Holdings, Inc. 1,016,000 37,719,642
Tokushu Tokai Paper Co., Ltd. 5,400 57,865
Tokuyama Corp. 44,800 1,172,711
Tokyo Base Co., Ltd. 27,500 75,230
#*Tokyo Electric Power Co.
Holdings, Inc. 987,078 3,717,060
Tokyo Electron Device, Ltd. 15,600 357,487
Tokyo Electron, Ltd. 218,181 58,427,701
Tokyo Energy & Systems, Inc. 12,400 147,263
Tokyo Gas Co., Ltd. 185,100 8,214,667
Tokyo Kiraboshi Financial
Group, Inc. 19,400 1,266,420
Tokyo Ohka Kogyo Co., Ltd. 68,200 3,217,240
Shares Value
JAPAN — (Continued)
Tokyo Rope Manufacturing
Co., Ltd. 7,100 $ 77,186
#Tokyo Sangyo Co., Ltd. 4,600 28,508
Tokyo Seimitsu Co., Ltd. 25,532 2,308,903
Tokyo Steel Manufacturing
Co., Ltd. 38,700 378,822
Tokyo Tatemono Co., Ltd. 140,100 3,295,883
#Tokyo Tekko Co., Ltd. 7,800 311,980
Tokyotokeiba Co., Ltd. 12,100 420,433
Tokyu Construction Co., Ltd. 52,800 437,091
Tokyu Corp. 271,000 3,066,450
Tokyu Fudosan Holdings Corp. 480,600 4,444,288
Toli Corp. 28,800 142,264
#Tomen Devices Corp. 2,400 182,653
Tomoe Engineering Co., Ltd. 7,300 91,238
Tomoku Co., Ltd. 7,900 177,450
TOMONY Holdings, Inc. 145,000 820,595
Tomy Co., Ltd. 60,189 1,063,238
Topre Corp. 31,699 516,398
Topy Industries, Ltd. 8,600 174,498
Toray Industries, Inc. 768,000 5,668,145
Torex Semiconductor, Ltd. 1,300 12,430
#Toridoll Holdings Corp. 29,900 809,816
Torishima Pump
Manufacturing Co., Ltd., Class
A 12,700 177,994
Tosei Corp. 45,800 466,432
Toshiba TEC Corp. 22,100 371,915
Tosho Co., Ltd. 8,100 39,171
Tosoh Corp. 184,000 3,007,027
Totech Corp. 18,500 482,108
Totetsu Kogyo Co., Ltd. 16,700 503,945
TOTO, Ltd. 82,365 2,595,464
Towa Bank, Ltd. (The) 22,600 168,628
#Towa Pharmaceutical Co.,
Ltd. 21,800 508,045
Toyo Corp. 6,700 77,572
#Toyo Gosei Co., Ltd. 2,900 166,187
#Toyo Innovex Co., Ltd. 6,500 28,653
Toyo Kanetsu KK 9,400 162,151
Toyo Seikan Group Holdings,
Ltd. 62,800 1,577,531
Toyo Suisan Kaisha, Ltd. 43,200 3,088,915
#Toyo Tanso Co., Ltd. 10,100 353,559
Toyo Tire Corp. 93,800 2,527,723
Toyobo Co., Ltd. 73,479 631,616
Toyoda Gosei Co., Ltd. 58,500 1,589,352
Toyokumo , Inc. 2,000 31,155
Toyota Boshoku Corp. 68,617 1,152,958
Toyota Motor Corp. 4,205,801 95,534,336
#Toyota Motor Corp.,
Sponsored ADR 9,270 2,102,992
Toyota Tsusho Corp. 431,516 15,681,827
Traders Holdings Co., Ltd. 9,900 62,316
#Transaction Co., Ltd. 21,635 167,319
*Transaction Media Networks,
Inc. 8,100 23,419
Transcosmos , Inc. 7,000 171,075
TRE Holdings Corp. 42,324 470,267

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Treasure Factory Co., Ltd. 12,000 $ 132,322
Trend Micro, Inc. 78,800 3,090,497
Trenders , Inc. 800 5,331
Tri Chemical Laboratories, Inc. 24,000 513,419
Trusco Nakayama Corp. 33,600 531,684
*Tsubaki Nakashima Co., Ltd. 34,600 78,280
Tsubakimoto Chain Co. 42,200 647,526
#Tsubakimoto Kogyo Co., Ltd. 2,400 44,434
#Tsuburaya Fields Holdings,
Inc. 30,200 358,853
Tsugami Corp. 80,400 1,673,046
Tsukada Global Holdings, Inc. 18,300 67,382
Tsukishima Holdings Co., Ltd. 19,500 375,564
Tsukuba Bank, Ltd. 76,000 251,264
Tsumura & Co. 41,310 1,093,405
Tsuruha Holdings, Inc. 197,989 3,165,052
Tsurumi Manufacturing Co.,
Ltd. 8,900 125,890
UACJ Corp. 119,900 1,898,844
UBE Corp. 68,324 1,183,025
#Ubicom Holdings, Inc. 2,600 17,478
Uchida Yoko Co., Ltd. 26,000 349,903
ULS Group, Inc. 21,800 80,552
Ulvac , Inc. 29,162 1,569,069
U-Next Holdings Co., Ltd. 44,400 535,932
Unicharm Corp. 658,033 4,007,236
Unipres Corp. 31,400 277,849
UNISOL Holdings Co.rp . 8,500 125,797
#United Arrows, Ltd. 19,200 299,339
United Super Markets
Holdings, Inc. 29,946 181,120
#UNITED, Inc. 4,200 14,648
#*Universal Entertainment
Corp. 16,500 83,217
Urbanet Corp. Co., Ltd. 4,200 15,383
User Local, Inc. 7,700 92,444
Ushio, Inc. 41,300 741,612
USS Co., Ltd. 210,000 2,323,804
UT Group Co., Ltd. 331,800 443,088
V Technology Co., Ltd. 6,600 133,275
Valor Holdings Co., Ltd. 33,700 764,618
#Valqua, Ltd. 10,900 308,077
#Value HR Co., Ltd. 7,300 65,731
ValueCommerce Co., Ltd. 18,200 76,335
Vector, Inc. 24,955 235,864
#Vega Corp. Co., Ltd. 700 6,580
#Vertex Corp. 5,200 44,631
Vision, Inc. 33,500 280,578
*Visional, Inc. 13,000 717,924
Vital KSK Holdings, Inc. 26,000 236,302
#*VRAIN Solution, Inc. 2,400 39,844
VT Holdings Co., Ltd. 81,400 287,058
Wacoal Holdings Corp. 19,500 550,768
Wacom Co., Ltd. 98,600 476,829
Wakachiku Construction Co.,
Ltd. 1,700 50,639
Wakita & Co., Ltd. 22,600 295,209
Warabeya Nichiyo Holdings
Co., Ltd. 11,700 260,910
Shares Value
JAPAN — (Continued)
#Waseda Academy Co., Ltd. 3,200 $ 43,252
Watahan & Co., Ltd. 100 917
#WDB Holdings Co., Ltd. 1,200 12,470
#Wealth Management, Inc. 800 5,476
Weathernews , Inc. 8,600 227,181
Wellneo Sugar Co., Ltd. 3,400 62,992
#West Holdings Corp. 18,945 195,394
West Japan Railway Co. 246,800 5,054,072
#Will Group, Inc. 2,700 20,828
WingArc1st, Inc. 13,800 291,638
Wood One Co., Ltd. 800 5,119
Workman Co., Ltd. 9,500 391,676
World Co., Ltd. 29,401 597,512
World Holdings Co., Ltd. 7,400 121,223
#*W-Scope Corp. 21,000 23,007
Xebio Holdings Co., Ltd. 15,000 104,726
#YAC Holdings Co., Ltd. 10,700 76,716
Yahagi Construction Co., Ltd. 20,900 314,326
#Yakult Honsha Co., Ltd. 139,400 2,251,943
YAKUODO Holdings Co., Ltd. 5,300 68,956
YAMABIKO Corp. 25,394 528,424
YAMADA Consulting Group
Co., Ltd. 1,300 14,571
Yamada Holdings Co., Ltd. 410,817 1,443,692
#Yamae Group Holdings Co.,
Ltd. 19,064 345,169
#Yamagata Bank, Ltd. (The) 17,700 253,349
Yamaguchi Financial Group,
Inc. 119,600 1,904,172
Yamaha Corp. 241,400 1,750,330
Yamaha Motor Co., Ltd. 557,600 4,205,676
#Yamaichi Electronics Co.,
Ltd. 20,400 778,919
#Yamami Co. 1,200 37,845
Yamanashi Chuo Bank, Ltd.
(The) 19,100 585,654
#Yamatane Corp. 6,500 95,271
Yamato Holdings Co., Ltd. 128,543 1,683,658
#Yamaura Corp. 3,900 37,165
Yamax Corp. 3,700 48,643
#Yamaya Corp. 700 10,106
Yamazaki Baking Co., Ltd. 71,100 1,504,411
Yamazen Corp. 32,440 299,669
#Yashima Denki Co., Ltd. 11,500 228,494
Yaskawa Electric Corp. 133,100 4,240,804
YE DIGITAL Corp. 8,200 42,154
Yellow Hat, Ltd. 41,900 458,222
Yodoko , Ltd. 12,300 111,709
Yokogawa Bridge Holdings
Corp. 24,000 483,858
Yokogawa Electric Corp. 138,200 4,594,124
Yokohama Financial Group,
Inc. 613,800 5,586,511
Yokohama Rubber Co., Ltd.
(The) 98,300 3,880,766
Yokorei Co., Ltd. 32,200 264,263
Yokowo Co., Ltd. 13,700 194,141
Yondenko Corp. 17,100 185,566
Yondoshi Holdings, Inc. 11,700 138,115

Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Yonex Co., Ltd. 30,700 $ 647,793
#Yorozu Corp. 7,400 48,786
#*Yoshimura Food Holdings
KK 9,100 51,322
#Yoshinoya Holdings Co., Ltd. 43,100 853,842
#Yossix Holdings Co., Ltd. 4,200 85,628
Yotai Refractories Co., Ltd.,
Registered 100 1,179
Yuasa Trading Co., Ltd. 10,300 377,920
#Yukiguni Factory Co., Ltd. 10,000 68,845
Yurtec Corp. 20,100 354,024
#Yushin Co 3,100 15,293
Yutaka Giken Co., Ltd. 2,200 46,921
Zacros Corp. 19,200 144,878
Zenrin Co., Ltd. 29,100 197,886
Zensho Holdings Co., Ltd. 58,500 3,176,809
Zeon Corp. 102,407 1,252,371
ZERIA Pharmaceutical Co.,
Ltd. 17,283 230,126
Zero Co., Ltd. 2,000 50,305
#ZIGExN Co., Ltd. 45,265 137,327
Zojirushi Corp., Class B 19,100 191,421
ZOZO, Inc. 208,600 1,725,487
Zuiko Corp. 5,400 35,181
TOTAL JAPAN 3,082,023,404
NETHERLANDS — (4.0%)
Aalberts NV, Registered 62,870 2,427,800
ΩABN AMRO Bank NV, Class
CV 377,614 13,953,093
Acomo NV 7,278 215,159
Ω*Adyen NV 14,685 21,896,998
Aegon, Ltd. 238,436 1,865,893
Aegon, Ltd.- NYS 654,233 5,096,475
Akzo Nobel NV 107,285 7,568,584
Ω* Alfen N.V. 5,897 79,099
Allfunds Group PLC 154,853 1,505,090
AMG Critical Materials NV 29,874 1,283,696
APERAM SA 42,482 1,846,692
#Arcadis NV 35,962 1,618,029
ArcelorMittal SA 80,521 4,404,525
#ArcelorMittal SA- NYS 194,446 10,494,251
ASM International NV 28,006 23,648,741
ASML Holding NV- NYS 147,156 209,402,988
ASML Holding NV, Class B 34,832 50,372,099
ASR Nederland NV, Class B 141,775 10,318,821
Ω*Basic-Fit NV 58,221 2,228,880
BE Semiconductor Industries
NV 37,061 7,252,771
#Brunel International NV 14,181 126,191
Coca-Cola Europacific
Partners PLC 96,809 8,821,968
Corbion NV 34,972 842,077
ΩCTP NV 46,517 1,013,814
*Flow Traders, Ltd. 35,732 1,167,290
ForFarmers NV 22,481 148,433
*Fugro NV 64 –
#Fugro NV 67,107 930,068
HAL Trust 14,449 2,674,658
Shares Value
NETHERLANDS — (Continued)
*Havas NV 35,985 $ 746,944
Heineken NV 195,125 16,095,990
#IMCD NV 31,922 2,991,762
ING Groep NV 1,273,403 37,600,065
* InPost SA 126,104 1,980,267
JDE Peet's NV 39,896 1,500,763
Kendrion NV 3,248 57,419
Koninklijke Ahold Delhaize NV 610,831 23,951,307
Koninklijke BAM Groep NV 209,345 2,201,587
Koninklijke Heijmans NV 15,148 1,238,035
Koninklijke KPN NV 2,986,126 14,593,501
Koninklijke Philips NV 227,781 6,538,765
#Koninklijke Philips NV- NYS 309,627 8,886,295
Koninklijke Vopak NV 35,668 1,784,715
*Magnum Ice Cream Co. NV
(The) 190,963 3,400,086
*Magnum Ice Cream Co. NV
(The) 5,761 102,763
Nedap NV 1,089 112,712
NN Group NV 199,923 15,882,912
*Pharming Group NV 534,840 1,089,303
PostNL NV 211,271 297,335
#Randstad NV 68,184 2,442,385
SBM Offshore NV 87,297 3,138,447
ΩSignify NV 100,265 2,136,318
#Sligro Food Group NV 8,331 112,589
TKH Group NV 27,651 1,218,436
*TomTom NV 34,586 260,862
Universal Music Group NV 723,269 17,793,908
Van Lanschot Kempen NV 18,995 1,154,732
Wolters Kluwer NV 124,062 11,641,974
TOTAL NETHERLANDS 574,156,360
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 135,700 810,112
Air New Zealand, Ltd. 740,122 259,645
Auckland International Airport,
Ltd. 712,587 3,560,133
#Channel Infrastructure NZ,
Ltd. 138,824 244,346
#Chorus, Ltd. 125,309 720,036
Contact Energy, Ltd. 405,902 2,295,520
EBOS Group, Ltd. 90,508 1,407,464
Fisher & Paykel Healthcare
Corp., Ltd. 236,146 5,557,637
*Fletcher Building, Ltd. 404,986 916,136
Freightways Group, Ltd. 19,436 171,636
Genesis Energy, Ltd. 23,279 34,215
*Gentrack Group, Ltd. 60 277
Hallenstein Glasson Holdings,
Ltd. 44 264
Heartland Group Holdings, Ltd. 593 432
Infratil , Ltd. 330,033 2,211,798
Mainfreight, Ltd. 22,675 920,962
Mercury NZ, Ltd. 240,614 921,240
Meridian Energy, Ltd. 560,916 1,916,879
NZME, Ltd. 136 94
NZX, Ltd. 234 213
*Oceania Healthcare, Ltd. 231,066 118,797

Dimensional International Core Equity Market ETF
continued
Shares Value
NEW ZEALAND — (Continued)
Port of Tauranga, Ltd. 50,389 $ 244,128
*Ryman Healthcare, Ltd. 245,056 412,058
Sanford, Ltd. 52 230
#Scales Corp., Ltd. 16,325 56,777
Skellerup Holdings, Ltd. 5,006 15,654
SKY Network Television, Ltd. 92 186
#*SKYCITY Entertainment
Group, Ltd. 368,400 206,115
Spark New Zealand, Ltd. 1,017,577 1,390,990
Summerset Group Holdings,
Ltd. 117,666 823,441
#Tourism Holdings, Ltd. 87 135
Vector, Ltd. 144 421
*Vista Group International, Ltd. 136 153
TOTAL NEW ZEALAND 25,218,124
NORWAY — (0.7%)
2020 Bulkers, Ltd. 14,066 209,692
ABG Sundal Collier Holding
ASA 252 212
AF Gruppen ASA 9,003 173,137
* Akastor ASA 92 128
Aker ASA, Class A 7,109 657,648
Aker BP ASA 212,621 6,233,070
Aker Solutions ASA 112,625 411,826
AKVA Group ASA 8 70
*Archer, Ltd. 15,724 41,525
*Atea ASA, Class A 33,819 542,567
Austevoll Seafood ASA 53,249 514,236
Ω* AutoStore Holdings, Ltd. 41,766 48,906
#Bakkafrost P/F 21,857 1,056,982
*BLUENORD ASA 7,942 371,077
Bonheur ASA 1,368 36,056
Borregaard ASA 37,253 752,119
Bouvet ASA 24,925 151,123
*BW Energy, Ltd. 3,963 19,074
ΩBW LPG, Ltd. 68,459 1,082,615
ΩBW LPG, Ltd. 3,350 52,394
BW Offshore, Ltd. 70,973 347,506
* Cadeler A/S 62,048 371,355
#*Cadeler A/S, ADR 1,332 31,835
*Cloudberry Clean Energy
ASA 22,603 29,151
DNB Bank ASA 358,161 10,324,266
DNO ASA 319,753 538,970
#DOF Group ASA 57,180 671,932
Ω*Elkem ASA 224,008 668,357
*Elliptic Laboratories ASA 11,808 5,985
ΩElmera Group ASA 79,506 332,964
Elopak ASA 68,814 359,159
Ω#Entra ASA, Class B 26,139 307,708
Equinor ASA 456,533 12,222,978
Equinor ASA, Sponsored ADR 26,763 718,587
ΩEuropris ASA 78,742 725,975
#*FLEX LNG, Ltd. 3,681 98,283
*FLEX LNG, Ltd. 9,512 253,970
Frontline PLC 82,358 2,355,157
Gjensidige Forsikring ASA 78,056 2,226,443
*Grieg Seafood ASA 33,009 255,845
Shares Value
NORWAY — (Continued)
Hafnia, Ltd. 175,047 $ 1,079,928
#*Hexagon Composites ASA 82,384 66,772
*Himalaya Shipping, Ltd. 11,203 120,911
Hoegh Autoliners ASA 81,794 917,717
ΩKid ASA 28,321 368,209
Kitron ASA 97,402 836,624
ΩKlaveness Combination
Carriers ASA 14,662 135,179
*Kongsberg Automotive ASA 679,694 152,946
#Kongsberg Gruppen ASA 171,215 5,895,908
#Leroy Seafood Group ASA 125,715 621,827
*LINK Mobility Group Holding
ASA 167,334 584,855
* Magnora ASA 21,193 46,475
Mowi ASA 173,539 4,002,639
MPC Container Ships ASA 415,312 806,694
Ω#Multiconsult ASA 6,912 122,412
* Napatech A/S 4,182 14,660
NORBIT ASA 18,014 345,678
Norconsult Norge A/S 5,242 24,793
#*Nordic Semiconductor ASA 63,403 856,025
Norsk Hydro ASA 705,364 6,343,026
Ω*Norske Skog ASA 31,139 60,208
Norwegian Air Shuttle ASA 80,267 136,133
*NRC Group ASA 107,570 102,762
Odfjell Drilling, Ltd. 65,189 649,917
Odfjell SE, Class A 5,925 84,193
Odfjell Technology, Ltd. 10,110 61,614
*OKEA ASA 25,553 62,425
ΩOkeanis Eco Tankers Corp. 6,204 250,447
#Orkla ASA 197,650 2,351,444
* Panoro Energy ASA 73,483 167,650
Paratus Energy Services, Ltd. 40,417 196,463
Pareto Bank ASA 1,970 16,624
Pexip Holding ASA 37,369 300,928
* PhotoCure ASA 3,666 26,390
Ω* poLight ASA 26,106 17,569
Protector Forsikring ASA 28,685 1,562,890
Rana Gruber ASA, Class A 17,390 141,126
Rogaland Sparebank 985 14,187
#Salmar ASA 20,390 1,217,149
*SATS ASA 162,010 678,484
Ω*Scatec ASA 67,612 812,129
*Sea1 offshore, Inc. 38,096 98,821
*SED Energy Holdings PLC 86,634 75,632
Solstad Maritime Holding A/S 53 120
Solstad Offshore ASA 27,618 146,160
SpareBank 1 Helgeland 324 5,738
Sparebank 1 Oestlandet 12,435 253,751
SpareBank 1 Sor-Norge ASA 65,908 1,336,142
Sparebanken More 1,509 17,261
Stolt-Nielsen, Ltd., Class R 12,565 395,968
#Storebrand ASA 288,991 5,072,896
Subsea 7 SA 162,582 4,159,801
Telenor ASA 279,131 4,710,802
TGS ASA 139,441 1,467,181
#TOMRA Systems ASA 93,159 1,243,213
Var Energi ASA 471,155 1,711,542

Dimensional International Core Equity Market ETF
continued
Shares Value
NORWAY — (Continued)
Veidekke ASA 43,769 $ 810,719
#Vend Marketplaces ASA,
Class B 71,005 1,969,104
*Vow ASA 67,281 18,855
Wallenius Wilhelmsen ASA,
Class B 89,327 1,039,460
Wilh . Wilhelmsen Holding
ASA, Class A 8,607 614,206
Wilh . Wilhelmsen Holding
ASA, Class B 562 35,655
Yara International ASA 76,930 3,551,953
Zalaris ASA 1,792 16,652
* Zaptec ASA 50,298 121,041
TOTAL NORWAY 106,327,566
PORTUGAL — (0.2%)
#Altri SGPS SA 34,075 175,527
Banco Comercial Portugues
SA, Class R 4,795,561 5,216,709
Corticeira Amorim SGPS SA 25,965 206,650
CTT- Correios de Portugal SA 45,043 363,846
EDP Renovaveis SA 113,865 1,733,888
EDP SA 1,755,885 9,017,768
Galp Energia SGPS SA 292,382 5,819,257
Ibersol SGPS SA 1,952 24,732
Jeronimo Martins SGPS SA 135,175 3,201,759
#Mota-Engil SGPS SA 55,603 294,757
#Navigator Co. SA (The) 128,490 488,231
NOS SGPS SA 210,627 1,098,764
REN - Redes Energeticas
Nacionais SGPS SA 295,075 1,207,569
Semapa-Sociedade de
Investimento e Gestao 9,853 262,566
Sonae SGPS SA 696,056 1,465,677
*Teixeira Duarte SA 169,954 97,454
TOTAL PORTUGAL 30,675,154
SINGAPORE — (1.2%)
*AEM Holdings, Ltd. 231,516 352,109
ASL Marine Holdings, Ltd. 153,000 37,376
Aztech Global, Ltd. 64,700 33,650
Banyan Tree Holdings, Ltd. 300 158
Centurion Corp., Ltd. 102,300 122,534
China Aviation Oil Singapore
Corp., Ltd. 249,400 343,932
City Developments, Ltd. 347,700 2,542,676
ComfortDelGro Corp., Ltd. 1,467,000 1,699,362
*COSCO SHIPPING
International Singapore Co.,
Ltd. 370,500 34,160
CSE Global, Ltd. 523,816 462,312
DBS Group Holdings, Ltd. 955,082 44,555,441
Delfi , Ltd. 61,000 42,782
DFI Retail Group Holdings,
Ltd. 113,900 469,268
Far East Orchard, Ltd. 205 210
First Resources, Ltd. 445,500 751,277
Food Empire Holdings, Ltd. 68,800 146,383
#Frencken Group, Ltd. 306,000 402,695
*Fu Yu Corp., Ltd. 700 56
Shares Value
SINGAPORE — (Continued)
Genting Singapore, Ltd. 3,864,700 $ 2,238,420
Geo Energy Resources, Ltd. 657,600 220,236
Golden Agri-Resources, Ltd. 1,160,800 265,273
GuocoLand , Ltd. 400 851
Hong Fok Corp., Ltd. 39,300 26,479
Hong Leong Asia, Ltd. 110,700 299,213
Hongkong Land Holdings, Ltd. 661,700 5,617,833
Hour Glass, Ltd. (The) 200 353
Hutchison Port Holdings Trust,
Class U 1,704,000 391,920
iFAST Corp., Ltd. 154,100 1,279,916
ISDN Holdings, Ltd. 527 166
Keppel Infrastructure Trust 940,275 385,298
Keppel, Ltd. 790,600 6,809,502
LHN, Ltd. 185,100 99,187
Marco Polo Marine, Ltd. 1,072,900 126,820
Nanofilm Technologies
International, Ltd. 107,100 48,106
NETLINK NBN TRUST 1,209,100 933,742
Olam Group, Ltd. 357,590 250,792
OUE, Ltd. 21,500 19,992
Oversea-Chinese Banking
Corp., Ltd. 1,449,836 24,255,334
Propnex , Ltd. 28,600 49,357
*Raffles Education, Ltd. 141,200 18,026
Raffles Medical Group, Ltd. 518,200 406,311
#*Rex International Holding,
Ltd. 621,700 75,937
#Riverstone Holdings, Ltd. 318,300 191,883
SATS, Ltd. 504,218 1,505,899
Seatrium , Ltd. 1,400,637 2,328,876
Sembcorp Industries, Ltd. 692,600 3,291,078
Sheng Siong Group, Ltd. 401,400 860,369
SIA Engineering Co., Ltd.,
Registered 6,200 16,123
Sing Holdings, Ltd. 200 100
Singapore Airlines, Ltd. 1,215,900 6,084,291
Singapore Exchange, Ltd. 576,000 8,002,269
Singapore Land Group, Ltd. 4,300 11,826
Singapore Technologies
Engineering, Ltd. 1,018,300 7,863,940
Singapore
Telecommunications, Ltd. 2,168,000 7,841,702
StarHub , Ltd. 252,300 226,652
UMS Integration, Ltd. 547,875 578,528
United Overseas Bank, Ltd. 596,200 17,979,964
UOB-Kay Hian Holdings, Ltd. 112,860 280,149
UOL Group, Ltd. 338,700 2,893,229
Venture Corp., Ltd. 192,200 2,476,336
Vicom , Ltd. 100 130
Wee Hur Holdings, Ltd. 250,400 175,615
Wilmar International, Ltd. 1,083,400 2,894,189
Wing Tai Holdings, Ltd. 55,100 71,643
Yangzijiang Shipbuilding
Holdings, Ltd. 2,043,200 5,377,690
TOTAL SINGAPORE 166,767,926

Dimensional International Core Equity Market ETF
continued
Shares Value
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 40,604 $ 3,733,163
TOTAL SOUTH AFRICA 3,733,163
SPAIN — (3.0%)
Acciona SA 16,247 3,506,158
Acerinox SA 174,808 2,601,594
ACS Actividades de
Construccion y Servicios SA 97,424 10,970,022
ΩAedas Homes SA 7,792 221,548
ΩAena SME SA 399,021 12,451,308
Almirall SA 60,065 901,782
Amadeus IT Group SA 239,226 16,113,845
* Amper SA 309,378 69,783
Atresmedia Corp. de Medios
de Comunicacion SA 72,959 455,679
Audax Renovables SA 41,218 64,530
Banco Bilbao Vizcaya
Argentaria SA 986,712 25,179,010
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,901,133 48,326,801
Banco de Sabadell SA 2,751,860 10,819,788
Banco Santander SA 4,564,236 58,533,946
Banco Santander SA,
Sponsored ADR 1,949,140 24,851,535
Bankinter SA 419,647 7,198,969
CaixaBank SA 1,937,603 25,713,152
ΩCellnex Telecom SA 226,955 7,025,350
CIE Automotive SA 15,067 516,227
Construcciones y Auxiliar de
Ferrocarriles SA 16,308 1,092,270
Corp ACCIONA Energias
Renovables SA 28,241 718,305
* Distribuidora Internacional de
Alimentacion SA 6,345 295,518
Ebro Foods SA 30,393 663,846
* eDreams ODIGEO SA 50,821 211,608
Elecnor SA 20,961 670,788
Enagas SA 125,781 2,077,695
* Ence Energia y Celulosa SA 58,178 154,065
Endesa SA 199,940 7,395,054
* Ercros SA 10,564 42,981
Faes Farma SA 125,854 783,050
Ferrovial SE 275,336 18,677,174
Ferrovial SE 15,493 1,053,369
Fluidra SA 48,363 1,410,765
ΩGestamp Automocion SA 107,928 389,300
ΩGlobal Dominion Access SA 32,519 134,629
* Grenergy Renovables SA 6,990 799,138
Grifols SA 182,786 2,346,310
Grupo Empresarial San Jose
SA 11,225 110,704
Iberdrola SA 2,190,108 49,308,565
Indra Sistemas SA 59,989 3,896,594
Industria de Diseno Textil SA 499,581 32,688,090
Laboratorios Farmaceuticos
Rovi SA 7,858 672,143
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 292,075 408,623
Logista Integral SA 30,307 1,111,211
Shares Value
SPAIN — (Continued)
Mapfre SA 580,191 $ 2,662,896
Melia Hotels International SA 116,798 1,046,288
Miquel y Costas & Miquel SA 16 267
Naturgy Energy Group SA 146,424 4,612,657
Ω* Neinor Homes SA 26,019 622,168
*Nueva Expresion Textil SA 25,141 29,191
* Obrascon Huarte Lain SA 105,760 45,168
#*Oryzon Genomics SA 35,149 134,645
Pharma Mar SA 4,942 464,169
Prim SA 4 61
ΩProsegur Cash SA 216,884 165,389
Prosegur Cia de Seguridad SA 34,952 117,050
*Realia Business SA 136 165
Redeia Corp. SA 231,676 4,021,215
Renta 4 Banco SA 8 180
Repsol SA 729,039 14,358,229
Sacyr SA 352,459 1,662,962
*Solaria Energia y Medio
Ambiente SA 72,377 1,600,667
#*Soltec Power Holdings SA,
Class A 10,546 9,535
Ω#* Talgo SA 7,078 24,672
* Tecnicas Reunidas SA 37,332 1,415,861
#Telefonica SA 2,296,639 9,330,489
#Telefonica SA, Sponsored
ADR 215,579 862,316
#Tubacex SA 7,551 30,947
ΩUnicaja Banco SA 670,703 2,302,754
Vidrala SA 11,697 1,228,729
Viscofan SA 21,629 1,451,231
* Vocento SA 52 40
TOTAL SPAIN 430,832,763
SWEDEN — (2.8%)
#AAK AB 101,818 2,852,480
ΩAcadeMedia AB 78,714 837,624
AddLife AB, Class B 63,850 984,555
Addnode Group AB, Class B 42,195 408,496
AddTech AB, Class B 156,899 5,154,196
AFRY AB 65,996 1,053,431
#Alfa Laval AB 122,828 7,179,102
ΩAlimak Group AB 39,385 606,864
Alleima AB 127,118 1,117,923
Alligo AB, Class B 9,327 133,600
ΩAmbea AB, Class B 86,580 1,330,157
AQ Group AB 34,245 757,841
Arjo AB, Class B 156,255 471,647
* Asmodee Group AB, Class B 72,802 878,336
#Assa Abloy AB, Class B 363,752 14,788,821
Atlas Copco AB, Class A 1,422,797 29,533,616
Atlas Copco AB, Class B 393,883 7,125,913
#Atrium Ljungberg AB, Class B 82,813 315,779
ΩAttendo AB 112,838 1,133,192
Avanza Bank Holding AB 88,698 3,481,889
#Axfood AB 61,139 2,107,205
Beijer Alma AB, Class B 21,679 647,756
#Beijer Ref AB, Class B 154,985 2,220,887
Bergman & Beving AB 7,656 239,568
Betsson AB, Class B 140,824 1,664,005

Dimensional International Core Equity Market ETF
continued
Shares Value
SWEDEN — (Continued)
#*Better Collective A/S 31,764 $ 381,071
*BHG Group AB 129,652 449,932
Bilia AB, Class A 19,341 275,512
Billerud Aktiebolag 141,172 1,149,821
Ω* BioArctic AB, Class B 12,659 456,180
BioGaia AB, Class B 58,987 730,320
*Boliden AB 177,455 12,561,021
* Bonava AB, Class B 162,335 238,398
Ω* BoneSupport Holding AB 18,560 387,879
Ω#* Boozt AB 50,720 518,244
ΩBravida Holding AB 147,876 1,469,196
Bufab AB 57,117 637,999
Bulten AB 1,388 7,785
Byggmax Group AB 43,549 277,954
* Camurus AB 17,159 1,293,867
* Carasent AB 36,986 108,005
Castellum AB 251,239 3,124,789
Catella AB 28 86
Catena AB 24,671 1,288,697
Cellavision AB 3,144 52,351
#*Cint Group AB 156,320 50,999
Clas Ohlson AB, Class B 27,355 942,503
Cloetta AB, Class B 134,460 661,345
*Coffee Stain Group AB 82,129 172,009
Coinshares International, Ltd. 7,864 86,971
Ω#Coor Service Management
Holding AB 98,149 584,864
#Corem Property Group AB,
Class B 295,452 137,842
CTT Systems AB 663 12,253
Dios Fastigheter AB 91,625 668,123
ΩDometic Group AB 198,747 862,141
Duni AB 8,384 99,256
Ω#*Dustin Group AB 372,108 72,721
* Dynavox Group AB 81,789 808,443
Eastnine AB 19,984 112,311
Elanders AB, Class B 4 27
*Electrolux AB, Class B 170,242 1,380,437
Electrolux Professional AB,
Class B 125,488 871,814
Elekta AB, Class B 232,317 1,501,147
*Embracer Group AB, Class B 82,129 451,595
#Engcon AB, Class B 6,135 55,305
Ependion AB 1,214 14,619
Epiroc AB, Class A 322,859 9,107,051
Epiroc AB, Class B 63,907 1,604,127
#EQT AB 84,565 3,228,893
Essity AB, Class A 16 474
Essity AB, Class B 329,390 9,793,606
Ω#Evolution AB 58,793 3,842,823
#Fabege AB 121,390 1,127,886
Fagerhult Group AB 36,666 155,118
* Fasadgruppen Group AB 7,627 23,091
#*Fastighets AB Balder, Class
B 409,639 3,102,285
* Fastighetsbolaget Emilshus
AB, Class B 95 570
FastPartner AB, Class A 7,450 38,545
Fenix Outdoor International AG 178 10,557
Shares Value
SWEDEN — (Continued)
Getinge AB, Class B 134,542 $ 2,969,811
Granges AB 81,697 1,378,806
#H & M Hennes & Mauritz AB,
Class B 266,371 5,366,688
Hanza AB 21,496 337,535
Heba Fastighets AB, Class B 47,554 161,159
Hemnet Group AB 47,112 755,197
#Hexagon AB, Class B 732,942 8,329,404
* Hexatronic Group AB 100,956 267,665
Hexpol AB 134,164 1,101,835
*HMS Networks AB 6,534 296,133
#Holmen AB, Class B 39,397 1,485,579
Hufvudstaden AB, Class A 65,336 907,829
Humana AB 40,707 218,198
*Humble Group AB 28,671 25,684
Husqvarna AB, Class A 8 41
Husqvarna AB, Class B 179,266 924,048
#Indutrade AB 140,654 3,320,815
Instalco AB 146,364 421,950
*International Petroleum Corp. 57,692 1,208,943
INVISIO AB 20,429 601,175
Inwido AB 60,621 1,053,236
JM AB 39,902 615,732
*John Mattson
Fastighetsforetagen AB 1,685 12,563
* Karnell Group AB, Class B 10,444 72,794
* Karnov Group AB, Class B 8,945 98,926
*K-Fast Holding AB, Class B 4,772 6,566
* Klarabo Sverige AB, Class B 18,230 30,767
KNOW IT AB 19,403 255,572
Lagercrantz Group AB, Class
B 103,676 2,290,833
#Lifco AB, Class B 71,856 2,485,505
Lime Technologies AB 1,964 56,464
Lindab International AB 42,020 888,604
Logistea AB, Class B 68,388 111,247
Loomis AB, Class B 52,443 2,189,605
* Medcap AB 7,618 421,680
Medicover AB, Class B 26,819 613,499
MEKO AB 25,086 200,920
MIPS AB 8,613 269,319
*Modern Times Group MTG
AB, Class B 59,713 702,208
Momentum Group AB, Class B 10,532 156,334
ΩMunters Group AB 82,378 1,633,182
Mycronic AB 74,174 1,724,421
*NCAB Group AB 88,966 462,104
NCC AB, Class B 69,659 1,797,296
Nederman Holding AB 519 8,431
*Nelly Group AB 7,925 119,964
* Neobo Fastigheter AB 67,761 143,142
*Net Insight AB, Class B 33,425 8,194
New Wave Group AB, Class B 68,077 820,561
#Nibe Industrier AB, Class B 531,018 2,045,549
#*Nobia AB 307,679 133,745
Nolato AB, Class B 122,782 807,242
Nordnet AB 72,922 2,375,747
* Norion Bank AB 42,991 329,271

Dimensional International Core Equity Market ETF
continued
Shares Value
SWEDEN — (Continued)
Note AB 16,933 $ 316,959
NP3 Fastigheter AB 12,193 363,631
Nyfosa AB 83,164 664,673
OEM International AB, Class B 8,751 125,943
#*Orron Energy AB 123,056 74,023
* Ovzon AB 5,100 31,572
Peab AB, Class B 135,217 1,359,464
Platzer Fastigheter Holding
AB, Class B 50,612 425,376
Proact IT Group AB 13,967 160,619
Ratos AB, Class B 138,536 595,319
RaySearch Laboratories AB,
Class B 25,282 543,211
Rejlers AB, Class B 7,121 146,567
#*Rottneros AB 84 22
Rusta AB 18,386 169,897
Rvrc Holding AB 65,455 504,652
#Saab AB, Class B 100,193 7,847,023
#Sagax AB, Class B 106,761 2,369,854
#*Samhallsbyggnadsbolaget i
Norden AB 983,478 544,386
* Samhallsbyggnadsbolaget i
Norden AB, Class D 112 137
Sandvik AB 468,937 18,630,873
Scandi Standard AB 24,619 300,359
ΩScandic Hotels Group AB 312,083 3,134,139
* Sdiptech AB, Class B 18,455 355,872
Sectra AB, Class B 59,951 1,491,283
Securitas AB, Class B 313,077 5,202,477
* Sensys Gatso Group AB 6 26
Ω*Sinch AB 478,784 1,446,263
* Sivers Semiconductors AB 180,655 68,162
#Skandinaviska Enskilda
Banken AB, Class A 688,586 14,884,457
Skandinaviska Enskilda
Banken AB, Class C 3,802 84,353
Skanska AB, Class B 212,258 6,495,602
SKF AB, Class A 38 1,009
#SKF AB, Class B 252,905 6,645,283
SkiStar AB 26,345 499,684
Solid Forsakring AB 511 5,316
SSAB AB, Class A 83,839 701,417
SSAB AB, Class B 472,877 3,932,696
* Stendorren Fastigheter AB,
Class B 8 177
* Stillfront Group AB 348,254 215,981
Storskogen Group AB, Class B 1,068,438 1,304,732
Svedbergs Group AB, Class B 5,619 42,021
Svenska Cellulosa AB SCA,
Class A 8 101
#Svenska Cellulosa AB SCA,
Class B 371,774 4,684,842
#Svenska Handelsbanken AB,
Class A 650,902 10,338,255
#Svenska Handelsbanken AB,
Class B 6,673 176,243
Sweco AB, Class B 104,940 1,748,555
Swedbank AB, Class A 421,742 16,517,603
Shares Value
SWEDEN — (Continued)
*Swedish Logistic Property AB,
Class B 43,273 $ 205,067
*Swedish Orphan Biovitrum
AB, Class A 122,073 4,647,248
Synsam AB 67,882 502,276
Systemair AB 34,863 341,059
Tele2 AB, Class B 396,153 7,292,285
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 11,167 120,604
Telefonaktiebolaget LM
Ericsson, Class B 1,500,607 16,385,515
Telia Co. AB 1,479,089 6,775,346
TF Bank AB 6,846 132,895
ΩThule Group AB 56,255 1,352,319
Trelleborg AB, Class B 118,141 4,804,514
Troax Group AB 4,637 75,954
Truecaller AB, Class B 223,059 389,309
#VBG Group AB, Class B 13,541 588,004
Vitec Software Group AB,
Class B 14,003 395,464
Vitrolife AB 40,700 534,253
Volati AB 1,178 12,682
Volvo AB, Class A 40,292 1,474,722
#Volvo AB, Class B 972,261 35,585,593
#*Volvo Car AB, Class B 275,633 926,639
#Wallenstam AB, Class B 221,773 1,016,139
Wihlborgs Fastigheter AB 155,075 1,613,421
TOTAL SWEDEN 409,357,876
SWITZERLAND — (7.7%)
ABB, Ltd., Registered 559,928 48,470,619
Accelleron Industries AG 55,728 5,340,856
Adecco Group AG 116,056 3,409,112
Alcon AG 29,886 2,422,549
#Alcon AG, ADR 257,713 20,869,599
Allreal Holding AG, Registered 9,787 2,872,361
ALSO Holding AG, Registered 5,123 1,322,580
* Amrize , Ltd. 264,711 13,939,395
* Amrize , Ltd. 50,406 2,652,364
* ams -OSRAM AG 70,541 737,426
APG SGA SA 398 109,055
Arbonia AG 48,931 320,890
*Aryzta AG 18,760 1,331,386
Ascom Holding AG, Registered 14,693 102,081
Autoneum Holding AG 2,267 372,117
* Avolta AG 73,105 4,490,444
Banque Cantonale de Geneve,
Class BR 240 8,664
#Banque Cantonale Vaudoise ,
Registered 18,954 2,574,623
Barry Callebaut AG,
Registered 654 1,148,247
* Basilea Pharmaceutica Ag
Allschwil , Registered 8,692 609,529
Belimo Holding AG, Class R 5,012 5,499,825
Bell Food Group AG 1,679 484,044
Bellevue Group AG, Class BR 16 235

Dimensional International Core Equity Market ETF
continued
Shares Value
SWITZERLAND — (Continued)
Berner Kantonalbank AG,
Registered 2,030 $ 850,172
BKW AG 12,275 2,325,722
Bossard Holding AG,
Registered, Class A 5,778 1,140,518
Bucher Industries AG,
Registered 4,704 2,186,912
Burckhardt Compression
Holding AG 2,510 1,740,588
Burkhalter Holding AG 5,582 1,017,743
Bystronic AG 817 285,931
#Calida Holding AG,
Registered 370 5,843
Cembra Money Bank AG 20,417 2,618,244
Chocoladefabriken Lindt &
Spruengli AG 50 7,402,117
* Cicor Technologies, Ltd.,
Registered 1,516 242,151
Cie Financiere Richemont SA,
Registered 223,819 43,467,478
Cie Financiere Tradition SA,
Class BR 1,335 509,694
#*Clariant AG, Registered 117,417 1,089,468
#*Coltene Holding AG,
Registered 1,791 128,153
COSMO Pharmaceuticals NV 7,193 1,081,682
Daetwyler Holding AG, Class
BR 2,780 569,682
DKSH Holding AG 23,727 1,747,056
#*DocMorris AG 22,848 166,156
dormakaba Holding AG 22,413 1,691,053
*EFG International AG 72,158 1,844,126
Emmi AG, Registered 1,323 1,343,531
EMS- Chemie Holding AG 3,430 2,677,008
Flughafen Zurich AG,
Registered 13,589 4,228,199
Forbo Holding AG, Registered 756 896,342
Galderma Group AG 69,045 12,902,507
ΩGalenica AG 33,357 4,184,516
Geberit AG, Registered 20,677 15,831,646
Georg Fischer AG, Registered 44,996 3,006,356
#Givaudan SA, Registered 4,248 16,483,376
#Helvetia Baloise Holding AG,
Registered 51,804 13,165,434
Hiag Immobilien Holding AG 3,821 617,275
*Holcim AG 359,123 37,094,531
Huber + Suhner AG,
Registered 12,000 2,434,128
Implenia AG, Registered 13,514 1,298,664
Inficon Holding AG, Registered 9,132 1,446,794
Interroll Holding AG, Class R 541 1,306,746
Intershop Holding AG 3,352 728,686
Investis Holding SA 563 113,324
Julius Baer Group, Ltd.,
Registered 153,197 12,855,776
Jungfraubahn Holding AG,
Registered 3,642 1,440,152
Kardex Holding AG,
Registered 4,345 1,529,115
Shares Value
SWITZERLAND — (Continued)
#*Komax Holding AG, Class R 2,058 $ 178,794
#Kuehne + Nagel International
AG, Class R 26,277 6,097,916
* Landis+Gyr Group AG 57,005 4,019,702
*LEM Holding SA, Registered 106 38,749
Liechtensteinische
Landesbank AG 2,791 349,396
#Logitech International SA,
Class R 58,262 5,001,210
Logitech International SA,
Class R 17,349 1,501,380
Lonza Group AG, Registered 35,144 23,960,262
Luzerner Kantonalbank AG,
Registered 6,665 851,680
ΩMedacta Group SA 3,431 736,058
ΩMedmix AG 17,885 266,167
#Meier Tobler Group AG 1,545 72,931
#Metall Zug AG, Registered 15 15,700
Mikron Holding AG, Registered 3,544 79,528
Mobilezone Holding AG,
Registered 33,330 610,289
Mobimo Holding AG,
Registered 6,430 3,248,192
Ω*Montana Aerospace AG 29,632 1,283,329
Nestle SA, Registered 1,231,662 117,448,141
#Novartis AG, Class B,
Sponsored ADR 667,277 99,210,744
Novartis AG, Registered 275,357 40,986,195
#OC Oerlikon Corp. AG
Pfaffikon 158,465 728,480
#*Orior AG 785 11,214
Partners Group Holding AG 11,385 15,523,992
*Peach Property Group AG 2,024 15,297
Plazza AG, Registered, Class
A 56 31,852
Ω* PolyPeptide Group AG 12,990 460,525
PSP Swiss Property AG,
Registered 26,621 5,358,425
#Rieter Holding AG,
Registered 40,690 175,167
Roche Holding AG 336,373 153,192,664
Roche Holding AG, Class BR 10,790 4,988,300
#Romande Energie Holding
SA, Registered 250 13,895
Sandoz Group AG 199,076 15,816,466
Sandoz Group AG, ADR 67,959 5,387,790
Schindler Holding AG,
Registered 14,064 5,196,037
Schweiter Technologies AG,
Registered 668 218,604
Ω* Sensirion Holding AG 3,237 240,868
SFS Group AG 11,923 1,755,819
SGS SA, Registered 89,306 10,762,414
*Siegfried Holding AG,
Registered 30,570 3,767,409
#*SIG Group AG 193,356 2,998,079
Sika AG, Registered 65,964 12,703,670
* Softwareone Holding AG 22,509 232,639
Softwareone Holding AG 35,213 362,853

Dimensional International Core Equity Market ETF
continued
Shares Value
SWITZERLAND — (Continued)
Sonova Holding AG 24,787 $ 6,807,935
St. Galler Kantonalbank AG,
Registered 1,150 887,085
#Stadler Rail AG 52,131 1,341,101
#Straumann Holding AG,
Class R 56,897 6,878,918
Sulzer AG, Registered 11,135 2,403,269
Sunrise Communications AG 32,565 1,852,278
#Swatch Group AG (The),
Class BR 19,666 4,673,564
#Swatch Group AG (The),
Registered 28,362 1,351,712
#Swiss Life Holding AG,
Registered 17,527 19,264,792
Swiss Prime Site AG,
Registered 51,802 8,832,677
Swiss Re AG, Registered 207,269 33,228,178
#Swisscom AG, Registered 19,541 16,075,870
Swissquote Group Holding SA,
Registered 7,032 4,001,587
Tecan Group AG, Class R 3,926 693,378
Temenos AG, Registered 32,252 2,862,703
TX Group AG 3,014 651,295
UBS Group AG 642,890 30,380,842
#UBS Group AG 681,620 32,138,383
Valiant Holding AG 11,543 2,326,438
ΩVAT Group AG 13,007 8,465,825
Vaudoise Assurances Holding
SA 767 732,089
Vetropack Holding AG, Class
A 10,978 322,190
Vontobel Holding AG, Class R 19,326 1,671,465
VP Bank AG, Class A 649 71,133
#V-ZUG Holding AG 231 11,969
#Ypsomed Holding AG,
Registered 2,451 972,379
Zehnder Group AG,
Registered 7,127 760,781
Zug Estates Holding AG, Class
B 9 27,232
Zuger Kantonalbank , Class BR 2 24,414
Zurich Insurance Group AG 62,425 44,505,324
TOTAL SWITZERLAND 1,106,898,224
UNITED KINGDOM — (12.0%)
Admiral Group PLC 159,374 6,014,278
ΩAirtel Africa PLC 751,163 3,290,262
AJ Bell PLC 169,707 1,077,771
Anglo American PLC 547,647 25,611,420
Antofagasta PLC 215,711 10,798,426
Ashtead Group PLC 302,226 19,438,383
Associated British Foods PLC 165,617 4,329,455
AstraZeneca PLC 716,056 133,634,702
ΩAutotrader Group PLC 580,946 4,288,954
Aviva PLC 1,593,741 13,905,020
B&M European Value Retail
SA 488,162 1,181,334
Babcock International Group
PLC 517,673 10,193,909
BAE Systems PLC 1,151,806 31,200,377
Shares Value
UNITED KINGDOM — (Continued)
Balfour Beatty PLC 1,742 $ 17,068
Barclays PLC 8,853,361 59,068,573
Barratt Redrow PLC,
Registered 879,282 4,684,002
Beazley PLC 428,531 6,662,627
Bellway PLC 75,923 2,829,674
Berkeley Group Holdings PLC 61,799 3,493,912
BP PLC 8,433,318 53,673,828
Breedon Group PLC 418 1,930
British American Tobacco PLC 830,471 49,869,514
BT Group PLC, Registered 5,414,191 14,216,588
Bunzl PLC 167,918 4,719,115
*Burberry Group PLC 105,239 1,587,113
*Canal+ SA 429,921 1,870,171
*Carnival PLC 83,863 2,483,449
Centrica PLC 2,966,321 7,772,687
*Close Brothers Group PLC 1,241 8,600
*Coca-Cola HBC AG 136,834 7,416,935
Compass Group PLC 948,996 28,480,428
Computacenter PLC 39,960 1,824,913
ΩConvatec Group PLC 848,141 2,676,882
Cranswick PLC 28,277 2,041,044
Croda International PLC 12,806 479,392
DCC PLC 54,222 3,449,470
Diageo PLC 861,222 19,801,263
Diploma PLC 58,362 4,260,643
Drax Group PLC 254,705 3,149,167
Dunelm Group PLC 78,038 989,490
easyJet PLC 168,593 1,105,399
Energean PLC 14,316 166,493
Entain PLC 1,670 13,865
Experian PLC 514,236 19,462,117
*Frasers Group PLC 75,168 717,403
Fresnillo PLC 136,286 6,923,425
Games Workshop Group PLC 20,036 4,687,797
*Glencore PLC 4,369,971 29,938,496
Grafton Group PLC 99,997 1,283,290
Grainger PLC 5,789 15,411
GSK PLC 2,139,735 55,098,771
Haleon PLC 4,161,045 21,635,173
Halma PLC 167,859 8,163,412
Harbour Energy PLC 1,667 5,321
Hays PLC 38,550 25,096
Hikma Pharmaceuticals PLC 103,631 2,174,355
Hill & Smith PLC 337 10,313
Hiscox , Ltd. 187,599 3,815,154
Hochschild Mining PLC 31,619 293,311
Howden Joinery Group PLC 331,225 3,804,363
HSBC Holdings PLC,
Registered 8,444,986 148,960,315
IG Group Holdings PLC 191,988 3,561,920
IMI PLC 154,160 5,842,904
Imperial Brands PLC 548,027 23,057,247
Inchcape PLC 195,686 2,192,549
Informa PLC 691,169 8,346,421
IntegraFin Holdings PLC 49,380 238,182
InterContinental Hotels Group
PLC 82,466 11,116,417

Dimensional International Core Equity Market ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
International Workplace Group
PLC 375,846 $ 1,274,946
Intertek Group PLC 94,106 5,764,675
Investec PLC 338,159 2,821,356
Ithaca Energy PLC 5,539 13,955
ITV PLC 2,114,525 2,357,597
J Sainsbury PLC 1,138,202 5,004,322
JD Sports Fashion PLC 1,006,103 1,129,075
JET2 PLC 64,813 1,100,184
#*John Wood Group PLC 34,468 12,298
Johnson Matthey PLC 103,771 3,360,635
Just Group PLC, Registered 62,599 185,547
Kingfisher PLC 1,127,865 5,223,532
Legal & General Group PLC 3,470,267 12,624,261
Lion Finance Group PLC 18,563 2,570,234
Lloyds Banking Group PLC 29,877,665 44,669,104
London Stock Exchange
Group PLC, Registered 127,915 14,256,661
Man Group PLC 223,936 807,575
Marks & Spencer Group PLC 1,392,490 6,995,603
Melrose Industries PLC 627,578 5,391,075
*Mitchells & Butlers PLC 53,153 192,195
Mitie Group PLC 368,621 847,788
Mondi PLC 255,223 2,990,963
Morgan Sindall Group PLC 21,446 1,450,864
National Grid PLC 1,981,468 33,566,921
NatWest Group PLC 4,344,766 39,659,934
Next PLC 72,316 13,163,610
Ninety One PLC 12,147 42,139
*Ocado Group PLC 287 860
OSB Group PLC 234,044 1,960,724
Pan African Resources PLC 116,028 210,488
Pearson PLC 323,613 4,251,603
Pennon Group PLC 263,946 1,979,423
Persimmon PLC 205,383 3,962,627
Phoenix Group Holdings PLC 294,572 2,989,255
Playtech PLC 93,163 378,415
Plus500, Ltd. 56,907 3,275,122
Premier Foods PLC 96,187 249,202
Prudential PLC 1,583,888 26,179,697
QinetiQ Group PLC 266,888 1,836,679
*Reckitt Benckiser Group PLC 395,006 33,021,511
RELX PLC 860,171 30,441,741
Rentokil Initial PLC 1,104,209 6,829,237
RHI Magnesita NV 267 10,149
Rightmove PLC 466,137 3,162,462
Rio Tinto PLC 488,526 45,170,203
Rolls-Royce Holdings PLC 4,309,023 71,607,136
Rotork PLC 411,589 1,997,144
RS GROUP PLC 247,845 2,278,706
Sage Group PLC (The) 588,249 7,728,371
Schroders PLC 405,511 2,512,985
Serco Group PLC 578,532 2,381,672
Severn Trent PLC 166,266 6,680,483
Shell PLC 3,307,982 126,830,262
Smith & Nephew PLC 442,494 7,541,580
Smiths Group PLC 190,801 6,571,851
Softcat PLC 72,113 1,415,086
Shares Value
UNITED KINGDOM — (Continued)
Spirax Group PLC 36,884 $ 3,677,113
SSE PLC 717,278 23,839,382
St. James's Place PLC 403,820 8,422,960
Standard Chartered PLC 1,251,711 31,982,845
Tate & Lyle PLC 16,196 83,699
Taylor Wimpey PLC 2,288,380 3,352,196
TBC Bank Group PLC 27,212 1,587,021
Tesco PLC 4,412,978 25,748,882
TP ICAP Group PLC 435,816 1,525,024
Unilever PLC 848,662 57,535,913
Unilever PLC 25,604 1,741,394
United Utilities Group PLC 430,251 7,362,439
* Vistry Group PLC 191,393 1,747,075
Vodafone Group PLC 13,292,317 19,590,175
Weir Group PLC (The) 152,383 6,745,812
WH Smith PLC 60,619 561,495
Whitbread PLC 109,377 4,088,523
Wickes Group PLC 676 2,115
*Wise PLC, Class A 168,004 2,174,026
WPP PLC 757,995 3,139,200
Zegona Communications PLC 7,799 168,559
TOTAL UNITED KINGDOM 1,731,155,260
UNITED STATES — (0.1%)
*Flutter Entertainment PLC,
Class DI 10,579 1,736,963
*Gran Tierra Energy, Inc. 22,946 124,884
International Paper Co. 85,781 3,448,991
Royal Gold, Inc. 4,674 1,230,711
*Royal Gold, Inc. 3,806 1,002,158
* Sunococorp LLC 24,294 1,302,645
TOTAL UNITED STATES 8,846,352
TOTAL COMMON STOCKS 13,875,659,003
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke AG
4.940% 17,172 1,785,473
Ω#Dr . Ing. h.c. F. Porsche AG
1.980% 50,550 2,478,248
Draegerwerk AG & Co. KGaA
2.280% 6,458 683,000
Einhell Germany AG, Class P
1.700% 841 88,044
FUCHS SE 3.200% 39,503 1,718,135
Henkel AG & Co. KGaA
2.750% 125,597 11,080,770
Jungheinrich AG 2.200% 36,671 1,587,980
Porsche Automobil Holding SE
5.270% 88,664 3,822,579
#Sartorius AG 0.310% 10,766 3,020,085
Sixt SE, Class A 5.090% 14,440 917,338

Dimensional International Core Equity Market ETF
continued
Shares Value
GERMANY — (Continued)
STO SE & Co. KGaA 0.260% 157 $ 22,151
Volkswagen AG, Class A
6.200% 130,301 15,912,105
TOTAL GERMANY 43,115,908
TOTAL PREFERRED
STOCKS 43,115,908
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<29Metals, Ltd. 02/11/26 78,986 4,150
TOTAL AUSTRALIA 4,150
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 3,799 –
TOTAL CANADA –
ITALY — (0.0%)
#*<Webuild SpA 08/02/30 17 –
TOTAL ITALY –
Shares Value
SPAIN — (0.0%)
*ACS Actividades de
Construccion y Servicios SA
02/12/26 96,892 $ 53,484
*Iberdrola SA 02/03/26 2,138,904 659,668
*Sacyr SA 02/13/26 352,459 20,787
TOTAL SPAIN 733,939
UNITED KINGDOM — (0.0%)
*< Cazoo Group, Ltd. 12/06/28 3 –
*< Cazoo Group, Ltd. 12/06/28 2 –
*< Cazoo Group, Ltd. 12/06/28 2 –
TOTAL UNITED KINGDOM –
TOTAL RIGHTS/WARRANTS 738,089
TOTAL INVESTMENT SECURITIES — (96.5%)
(Cost $9,899,845,674) 13,919,513,000
SECURITIES LENDING COLLATERAL — (3.5%)
@§The DFA Short Term
Investment Fund 44,135,007 510,642,031
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,410,487,705) $ 14,430,155,031
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $207,361,387 which represented 1.5% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 851,700,690 $ 152,590 $ 521,859 $ 852,375,139
Austria .............................. 58,184,950 — — 58,184,950
Belgium ............................. 134,020,925 — — 134,020,925
Canada ............................. 1,672,345,903 42,239 136 1,672,388,278
China ............................... 4,438 — — 4,438
Denmark ............................ 263,623,293 — — 263,623,293
Finland .............................. 166,948,412 — — 166,948,412
France .............................. 1,113,700,811 — — 1,113,700,811
Germany ............................ 1,058,901,440 — — 1,058,901,440

Dimensional International Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Hong Kong ........................... $ 231,490,586 $ — $ — $ 231,490,586
Ireland .............................. 46,802,602 — — 46,802,602
Israel ............................... 173,205,373 — — 173,205,373
Italy ................................ 428,020,584 — — 428,020,584
Japan ............................... 3,082,023,404 — — 3,082,023,404
Netherlands .......................... 574,156,360 — — 574,156,360
New Zealand ......................... 25,218,124 — — 25,218,124
Norway .............................. 106,073,596 253,970 — 106,327,566
Portugal ............................. 30,675,154 — — 30,675,154
Singapore ............................ 166,767,926 — — 166,767,926
South Africa .......................... 3,733,163 — — 3,733,163
Spain ............................... 430,832,763 — — 430,832,763
Sweden ............................. 409,357,876 — — 409,357,876
Switzerland ........................... 1,106,898,224 — — 1,106,898,224
United Kingdom ....................... 1,731,155,260 — — 1,731,155,260
United States ......................... 7,844,194 1,002,158 — 8,846,352
Preferred Stocks
Germany ............................ 43,115,908 — — 43,115,908
Rights/Warrants
Australia ............................. — — 4,150 4,150
Canada ............................. — — — —
Italy ................................ — — — —
Spain ............................... 53,484 680,455 — 733,939
United Kingdom ....................... — — — —
Securities Lending Collateral ............... — 510,642,031 — 510,642,031
Total Investments ........................ $13,916,855,443 $512,773,443 $526,145> $14,430,155,031
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional International Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (94.5%)
AUSTRALIA — (5.8%)
*29Metals, Ltd. 234,650 $ 78,082
#Accent Group, Ltd. 272,262 176,428
#Acrow, Ltd. 360,126 261,116
Adairs, Ltd., Class B 251,631 308,490
*Aeris Resources, Ltd. 109,452 47,156
#AGL Energy, Ltd. 456,605 2,894,865
#*Alkane Resources, Ltd. 220,173 252,186
*Alkane Resources, Ltd. 307,046 310,640
#Alliance Aviation Services,
Ltd., Registered 50,730 40,337
ALS, Ltd., Registered 311,966 5,385,017
*AMA Group, Ltd. 146,951 77,210
Amotiv, Ltd. 202,005 1,187,307
AMP, Ltd. 3,869,744 4,595,058
*Amplitude Energy, Ltd. 415,729 911,578
#Ampol, Ltd. 180,328 3,643,322
Ansell, Ltd. 200,600 4,586,909
*Antipa Minerals, Ltd. 133,129 71,347
ANZ Group Holdings, Ltd. 529,496 13,613,439
APA Group 521,271 3,235,463
#*Appen, Ltd. 209,627 271,680
#*Arafura Rare Earths, Ltd. 1,594,473 256,912
ARB Corp., Ltd. 84,936 1,535,744
Aristocrat Leisure, Ltd. 191,591 7,188,773
#ARN Media, Ltd. 169,792 44,011
ASX, Ltd. 68,688 2,756,278
Atlas Arteria, Ltd., Class B 493,185 1,717,139
AUB Group, Ltd. 105,682 2,236,613
*AUB Group, Ltd. 12,416 262,767
*Audinate Group, Ltd. 2,685 8,164
*Aurelia Metals, Ltd. 1,773,662 385,187
Aurizon Holdings, Ltd. 2,549,563 6,590,695
*Ausgold, Ltd. 35,103 28,034
Aussie Broadband, Ltd. 284,997 902,439
*Austal, Ltd. 493,616 2,413,702
Austin Engineering, Ltd. 540 96
#*Australian Agricultural Co.,
Ltd. 234,363 223,289
Australian Clinical Labs, Ltd. 118,406 226,452
Australian Ethical Investment,
Ltd. 106,253 341,659
Autosports Group, Ltd. 6,982 18,734
*<AVZ Minerals, Ltd. 2,747 288
*Baby Bunting Group, Ltd. 164,595 275,584
Bank of Queensland, Ltd. 1,084,791 5,160,062
#Bapcor, Ltd. 355,075 532,320
*BCI Minerals, Ltd. 424,869 123,521
#Beach Energy, Ltd. 2,383,571 2,053,867
Beacon Lighting Group, Ltd. 170 298
Beacon Minerals, Ltd. 20,812 63,860
Bega Cheese, Ltd. 505,319 2,162,947
Bell Financial Group, Ltd. 40,856 37,494
*Bellevue Gold, Ltd. 1,117,715 1,475,984
Bendigo & Adelaide Bank, Ltd. 619,165 4,758,303
Shares Value
AUSTRALIA — (Continued)
BHP Group, Ltd. 1,468,542 $ 52,025,759
#BHP Group, Ltd., Sponsored
ADR 459,721 31,596,624
Bisalloy Steel Group, Ltd. 21,865 85,778
#*Black Cat Syndicate, Ltd. 128,592 126,119
BlueScope Steel, Ltd. 372,245 7,885,873
#*Boss Energy, Ltd. 172,621 235,813
*Botanix Pharmaceuticals, Ltd. 66,960 5,160
Brambles, Ltd. 698,882 10,967,079
#Bravura Solutions, Ltd. 460,329 657,866
#Breville Group, Ltd. 118,791 2,679,653
Capral, Ltd. 21,063 180,610
*Capricorn Metals, Ltd. 424,319 4,396,426
CAR Group, Ltd. 55,870 1,080,256
#*Catalyst Metals, Ltd. 58,703 354,492
#*Catapult Sports, Ltd. 36,571 89,669
#Cedar Woods Properties, Ltd. 95,942 543,746
Challenger, Ltd. 739,665 4,772,367
Champion Iron, Ltd. 206,798 851,849
Civmec Australia, Ltd.,
Registered 83,100 90,369
Cleanaway Waste
Management, Ltd. 2,508,093 4,339,900
*ClearView Wealth, Ltd. 80,730 29,409
#Clinuvel Pharmaceuticals,
Ltd. 31,859 245,507
*Coast Entertainment
Holdings, Ltd. 532,455 203,291
Cochlear, Ltd. 21,722 4,094,988
Codan, Ltd. 106,709 2,843,680
Coles Group, Ltd. 628,585 9,370,758
Collins Foods, Ltd. 207,481 1,552,347
Commonwealth Bank of
Australia 249,862 26,144,095
Computershare, Ltd. 216,514 4,961,416
#<Corporate Travel
Management, Ltd. 139,878 1,180,798
CSL, Ltd. 62,272 7,914,383
Dalrymple Bay Infrastructure,
Ltd. 321,219 1,093,646
Data#3, Ltd. 198,403 1,359,334
*Develop Global, Ltd. 173,489 640,504
Dicker Data, Ltd. 96,678 680,664
#Domino's Pizza Enterprises,
Ltd., Class B 18,162 290,729
#Downer EDI, Ltd. 1,009,083 5,690,650
*DUG Technology, Ltd. 24,827 32,524
Duratec, Ltd. 68,285 102,850
Dyno Nobel, Ltd. 3,077,331 7,566,942
Eagers Automotive, Ltd. 190,496 3,580,516
*<Elanor Investor Group 136 15
#Elders, Ltd. 286,191 1,477,619
#*Elevra Lithium, Ltd. 13,181 61,868
*Emeco Holdings, Ltd. 474,532 437,150
*Emerald Resources NL 586,022 3,058,506

Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
#*EML Payments, Ltd. 263,209 $ 151,201
#Endeavour Group, Ltd. 1,699,662 4,405,583
Energy One, Ltd. 1,037 12,096
#*Energy World Corp., Ltd. 2,464 71
Enero Group, Ltd. 41,960 18,225
EQT Holdings, Ltd. 17,929 308,352
Eureka Group Holdings, Ltd. 48,347 16,596
#Euroz Hartleys Group, Ltd. 174 151
Evolution Mining, Ltd. 1,545,000 15,921,363
EVT, Ltd. 127,686 1,122,603
Fenix Resources, Ltd. 553,803 170,705
#Fiducian Group, Ltd. 10,220 77,038
#Finbar Group, Ltd. 58,931 34,059
FleetPartners Group, Ltd. 339,065 679,341
Fleetwood, Ltd. 113,994 222,805
#Flight Centre Travel Group,
Ltd. 200,896 2,279,950
Fortescue, Ltd. 611,067 8,989,742
G8 Education, Ltd. 543,720 255,205
*Genesis Minerals, Ltd. 654,985 3,482,669
GenusPlus Group, Ltd. 29,314 153,403
GR Engineering Services, Ltd. 94,384 286,964
#GrainCorp, Ltd., Class A 431,911 2,178,542
*Grange Resources, Ltd. 748,576 136,348
GWA Group, Ltd. 297,619 556,687
Hansen Technologies, Ltd. 213,069 740,357
Harvey Norman Holdings, Ltd. 634,608 2,880,843
Healius, Ltd. 504,691 318,205
Helia Group, Ltd. 393,153 1,608,472
Helloworld Travel, Ltd. 4,401 6,259
Horizon Oil, Ltd. 590,956 93,149
HUB24, Ltd., Registered 47,016 3,342,782
*IGO, Ltd. 439,683 2,562,726
Iluka Resources, Ltd. 473,405 1,777,611
Imdex, Ltd. 611,340 1,623,159
*Immutep, Ltd. 386,499 106,951
#Inghams Group, Ltd. 715,932 1,253,865
*Insignia Financial, Ltd. 611,502 1,992,003
Insurance Australia Group, Ltd. 1,782,402 9,489,828
#Integral Diagnostics, Ltd. 296,045 543,373
#IPH, Ltd. 409,231 1,072,208
IRESS, Ltd. 285,852 1,634,069
IVE Group, Ltd. 183,581 387,109
*James Hardie Industries PLC 288 6,621
*James Hardie Industries PLC 92,529 2,147,526
JB Hi-Fi, Ltd. 88,567 5,035,001
*Judo Capital Holdings, Ltd. 1,211,098 1,539,909
Jupiter Mines, Ltd. 982,023 189,188
#Karoon Energy, Ltd. 1,177,291 1,397,953
Kelsian Group, Ltd. 27,587 75,372
*Kingsgate Consolidated, Ltd. 53,424 244,019
#Kogan.com, Ltd. 39,134 100,614
Korvest, Ltd. 1,796 19,238
#L1 Group, Ltd. 445,149 383,574
Lendlease Corp., Ltd. 853,756 2,894,798
#Lindsay Australia, Ltd. 132,256 61,614
Lottery Corp., Ltd. (The) 1,049,183 3,785,276
Lovisa Holdings, Ltd. 73,702 1,600,074
Shares Value
AUSTRALIA — (Continued)
Lycopodium, Ltd. 25,569 $ 281,224
*Lynas Rare Earths, Ltd. 455,778 4,757,499
#Maas Group Holdings, Ltd. 27,758 106,174
#*Mach7 Technologies, Ltd. 96 28
Macmahon Holdings, Ltd. 1,901,579 872,559
Macquarie Group, Ltd. 42,013 6,244,925
#*Macquarie Technology
Group, Ltd. 8,506 417,241
Mader Group, Ltd. 52 299
Magellan Financial Group, Ltd. 325,943 1,993,402
*Mayne Pharma Group, Ltd. 61,400 120,439
McMillan Shakespeare, Ltd. 94,063 1,123,524
Medibank Pvt., Ltd. 1,034,731 3,348,949
#*Megaport, Ltd. 128,868 1,046,328
#*Mesoblast, Ltd. 691,853 1,226,234
Metcash, Ltd. 1,608,904 3,742,030
#*Metro Mining, Ltd. 257,325 12,078
#*Mineral Resources, Ltd. 78,626 3,147,904
Monadelphous Group, Ltd. 137,547 3,000,605
MotorCycle Holdings, Ltd. 21,973 42,639
*Myer Holdings, Ltd. 854,296 260,338
MyState, Ltd. 203,607 639,013
#*Nanosonics, Ltd. 1,565 4,254
National Australia Bank, Ltd. 647,269 19,665,877
Netwealth Group, Ltd. 135,178 2,318,230
#*Neuren Pharmaceuticals,
Ltd. 68,143 796,740
New Hope Corp., Ltd. 769,694 2,431,833
#*NEXTDC, Ltd. 356,199 3,323,809
NIB Holdings, Ltd. 576,828 2,719,572
Nick Scali, Ltd. 137,669 2,368,665
Nickel Industries, Ltd. 2,170,122 1,391,055
Nine Entertainment Co.
Holdings, Ltd. 932,422 747,923
Northern Star Resources, Ltd. 804,364 16,307,607
NRW Holdings, Ltd. 818,547 2,987,586
*Nufarm, Ltd. 70,805 117,062
*Nuix, Ltd. 138,217 167,028
Objective Corp., Ltd. 27,257 290,242
#*Omni Bridgeway, Ltd. 69,835 75,341
oOh!media, Ltd. 759,578 662,492
#*Ora Banda Mining, Ltd. 1,238,275 1,110,366
Orica, Ltd. 546,427 9,845,601
Origin Energy, Ltd., Class B 699,422 5,781,764
Orora, Ltd. 1,804,077 2,590,884
#*Paladin Energy, Ltd. 21,425 207,729
*Pantoro Gold, Ltd. 444,729 1,585,814
#*Paragon Care, Ltd. 55,539 8,171
Peet, Ltd. 281,648 398,563
Perenti, Ltd. 1,298,812 2,556,770
Perpetual, Ltd. 118,230 1,499,979
Perseus Mining, Ltd. 1,955,713 8,083,440
*PEXA Group, Ltd. 154,690 1,491,145
#Pinnacle Investment
Management Group, Ltd. 11,210 133,347
*PLS Group, Ltd. 1,251,806 3,762,127
*<PPK Mining Equipment
Group 8 –
Praemium, Ltd. 322,319 170,479

Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
Premier Investments, Ltd. 42,163 $ 395,504
Pro Medicus, Ltd. 26,642 3,436,425
#Propel Funeral Partners, Ltd. 38,770 133,900
#PWR Holdings, Ltd. 54,324 354,308
Qantas Airways, Ltd., Class B 224,180 1,581,486
QBE Insurance Group, Ltd. 1,384,232 19,142,345
Qube Holdings, Ltd., Class B 995,933 3,328,033
Ramelius Resources, Ltd. 1,717,527 5,679,167
#Ramsay Health Care, Ltd. 142,424 3,627,823
#REA Group, Ltd. 22,600 3,004,203
#Reece, Ltd. 3,364 34,878
Regis Healthcare, Ltd. 157,246 739,165
Regis Resources, Ltd. 1,224,685 6,915,101
Reliance Worldwide Corp., Ltd. 926,919 2,441,567
*Resolute Mining, Ltd. 3,898,328 3,714,124
#*Retail Food Group, Ltd. 79 82
Ricegrowers, Ltd. 354 4,040
Ridley Corp., Ltd. 431,619 755,927
#Rio Tinto, Ltd. 174,360 18,511,512
*RPMGlobal Holdings, Ltd. 82,147 286,589
*Sandfire Resources, Ltd. 717,808 9,981,778
Santos, Ltd. 3,195,220 15,691,262
SEEK, Ltd. 168,609 2,476,956
*Select Harvests, Ltd. 184,075 572,555
Servcorp, Ltd. 72,670 392,508
Service Stream, Ltd. 1,000,411 1,597,910
SGH, Ltd. 95,729 3,113,062
Shaver Shop Group, Ltd. 162,028 170,263
#Sigma Healthcare, Ltd. 1,523,676 3,298,300
Sims, Ltd. 234,255 3,328,097
*SiteMinder, Ltd. 116,161 413,393
SKS Technologies Group, Ltd. 4,206 10,401
SmartGroup Corp., Ltd. 177,850 1,050,317
Sonic Healthcare, Ltd. 252,341 4,057,043
South32, Ltd. 1,736,455 5,620,107
Southern Cross Electrical
Engineering, Ltd. 350,145 625,500
#Southern Cross Media
Group, Ltd. 378,993 169,922
SRG Global, Ltd. 859,897 1,819,250
*St. Barbara, Ltd. 229,330 117,280
Stanmore Resources, Ltd. 474,880 1,001,358
#Steadfast Group, Ltd. 910,182 3,334,794
Suncorp Group, Ltd. 740,707 8,821,338
Super Retail Group, Ltd. 224,044 2,307,224
*Superloop, Ltd. 377,900 608,897
#Supply Network, Ltd. 3,286 85,082
#*Syrah Resources, Ltd. 209,398 34,473
Tabcorp Holdings, Ltd. 3,399,130 2,107,415
Tasmea, Ltd. 6,023 17,637
Technology One, Ltd. 251,164 4,432,254
#*Telix Pharmaceuticals, Ltd. 27,598 203,971
Telstra Group, Ltd. 1,368,975 4,680,093
*Temple & Webster Group,
Ltd. 13,584 114,671
*<Ten Sixty Four, Ltd. 340 26
TPG Telecom, Ltd. 354,376 960,759
Transurban Group 630,507 6,161,738
Shares Value
AUSTRALIA — (Continued)
#Treasury Wine Estates, Ltd.,
Class B 86,028 $ 323,031
*Tuas, Ltd. 88,531 439,725
*Tyro Payments, Ltd. 625,025 415,968
*Vault Minerals, Ltd. 1,584,850 6,528,367
Ventia Services Group Pty,
Ltd. 1,291,177 5,228,206
ΩViva Energy Group, Ltd. 897,914 1,132,260
#Vulcan Steel, Ltd. 9,032 43,975
*Vysarn, Ltd. 70,392 39,204
#Washington H Soul Pattinson
& Co., Ltd. 76,852 2,077,634
*WEB Travel Group, Ltd. 196,493 635,958
Webjet Group, Ltd. 257,182 145,036
Wesfarmers, Ltd. 243,695 14,231,262
*West African Resources, Ltd. 1,660,244 4,291,779
Westgold Resources, Ltd. 234,843 1,102,981
Westgold Resources, Ltd. 699,793 3,608,166
Westpac Banking Corp. 742,543 20,193,716
Whitehaven Coal, Ltd. 1,198,355 7,412,851
*<Wiluna Mining Corp., Ltd. 216 6
#WiseTech Global, Ltd. 34,471 1,400,622
Woodside Energy Group, Ltd. 765,418 13,603,737
Woolworths Group, Ltd. 440,296 9,543,422
Worley, Ltd. 478,071 4,491,178
*Xero, Ltd. 45,205 2,968,909
XRF Scientific, Ltd. 97,294 147,906
#Yancoal Australia, Ltd. 596,277 2,414,432
TOTAL AUSTRALIA 779,550,959
AUSTRIA — (0.6%)
*Addiko Bank AG, Class B 2,468 74,870
Agrana Beteiligungs AG 13,973 189,503
ANDRITZ AG 84,035 7,298,003
*AT&S Austria Technologie &
Systemtechnik AG 37,905 1,718,076
Ω*BAWAG Group AG 100,287 16,392,769
CA Immobilien Anlagen AG 19,584 585,251
#DO & CO AG 11,682 2,740,596
Erste Group Bank AG 97,875 12,749,902
*Eurotelesites AG 27,092 136,978
EVN AG 36,107 1,222,066
*FACC AG 7,971 106,965
Frequentis AG 180 17,731
#*Kapsch TrafficCom AG 4 28
#*Lenzing AG 19,130 580,331
OMV AG 207,057 12,328,634
Palfinger AG 17,002 732,200
Porr AG 27,780 1,151,744
Raiffeisen Bank International
AG, Class V 32,954 1,673,222
#SBO AG 10,204 384,814
Semperit AG Holding 7,534 112,573
Strabag SE, Class BR 22,231 2,314,157
Telekom Austria AG, Class A 141,529 1,510,285
#*UBM Development AG 1,069 25,307
UNIQA Insurance Group AG 126,592 2,355,396
Verbund AG 26,646 1,963,786

Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRIA — (Continued)
Vienna Insurance Group AG
Wiener Versicherung Gruppe 43,161 $ 3,404,285
voestalpine AG 137,564 6,546,147
Wienerberger AG 165,424 5,490,649
Zumtobel Group AG 18,894 80,469
TOTAL AUSTRIA 83,886,737
BELGIUM — (1.1%)
Ackermans & van Haaren NV 31,745 9,433,845
Ageas SA/NV, Class B 190,196 13,564,741
Anheuser-Busch InBev SA/NV 402,860 28,794,200
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 2,181 156,334
*Argenx SE 55 46,050
*Argenx SE, Sponsored ADR 3,355 2,819,878
Barco NV 55,325 766,117
Bekaert SA 42,603 2,103,339
*bpost SA 45,533 118,087
Cie d'Entreprises CFE 906 9,851
CMB Tech NV 13,847 180,565
CMB. Tech NV 69,652 911,370
#Colruyt Group NV 53,403 2,055,868
Deceuninck NV 118,951 326,182
Deme Group NV 8,876 1,776,087
#D'ieteren Group 25,207 5,784,613
Econocom Group SA/NV 103,625 215,737
#Elia Group SA/NV, Class B 26,785 3,897,078
EVS Broadcast Equipment SA 18,344 793,267
Fagron 89,622 2,361,616
*Immobel SA 2,245 64,633
Jensen-Group NV 722 54,113
KBC Group NV 237,021 33,526,609
#Kinepolis Group NV 13,708 436,233
#Lotus Bakeries NV 344 4,051,488
Melexis NV 29,326 2,224,098
#*Ontex Group NV 56,041 326,681
*Onward Medical NV 8,980 46,151
*Orange Belgium SA 5,975 136,833
Proximus SADP 255,523 2,336,118
#Recticel SA 35,505 431,679
Sipef NV 4,085 408,218
Solvay SA, Class A 128,516 3,791,664
Syensqo SA 66,566 5,624,114
Tessenderlo Group SA 16,960 553,846
UCB SA 56,160 17,063,532
Umicore SA 69,463 1,661,003
Van de Velde NV 4,288 154,313
VGP NV 16,457 2,024,380
Viohalco SA 40 614
TOTAL BELGIUM 151,031,145
CANADA — (11.8%)
*5N Plus, Inc. 118,493 2,107,087
Acadian Timber Corp. 5,816 69,192
*ACT Energy Technologies,
Ltd. 14,943 63,892
ADENTRA, Inc. 19,603 524,040
ADF Group, Inc. 11,700 76,379
*Advantage Energy, Ltd. 263,295 2,140,736
Aecon Group, Inc. 115,644 3,014,609
Shares Value
CANADA — (Continued)
Ag Growth International, Inc. 1,403 $ 30,108
AGF Management, Ltd., Class
B 100,183 1,342,777
Agnico Eagle Mines, Ltd. 112 21,408
#Agnico Eagle Mines, Ltd. 166,327 31,685,294
#*Aimia, Inc. 14,826 32,846
#*Air Canada 196,963 2,741,759
Alamos Gold, Inc., Class A 9,871 367,825
Alamos Gold, Inc., Class B 380,112 14,026,133
Algoma Central Corp. 1,928 27,607
Algoma Steel Group, Inc. 8,399 35,108
Algonquin Power & Utilities
Corp. 543,682 3,561,117
Alimentation Couche-Tard, Inc. 202,534 10,595,214
*Allied Gold Corp. 53,319 1,691,923
*Allied Gold Corp. 16,924 532,260
AltaGas, Ltd. 351,802 10,669,799
Altius Minerals Corp. 20,103 639,840
Altus Group, Ltd. 27,387 934,372
Amerigo Resources, Ltd. 61,479 252,426
Andrew Peller, Ltd., Class A 36,126 139,526
ARC Resources, Ltd. 825,180 15,398,810
*Aritzia, Inc., Class B 118,804 9,416,411
Atco, Ltd., Class I 54,105 2,362,137
*Athabasca Oil Corp. 915,668 5,402,789
AtkinsRealis Group, Inc. 99,297 7,007,216
*ATS Corp. 45,858 1,310,567
*ATS Corp. 14,265 405,982
#*Aurora Cannabis, Inc. 7,125 28,927
#*Aurora Cannabis, Inc. 27,580 112,222
*Avino Silver & Gold Mines,
Ltd. 2,394 21,522
B2Gold Corp. 1,298,822 6,364,228
B2Gold Corp. 79,984 391,607
Badger Infrastructure
Solutions, Ltd. 49,798 2,831,258
Bank of Montreal 80,152 10,972,031
Bank of Montreal 107,545 14,642,252
Bank of Nova Scotia (The) 295,918 22,110,993
Bank of Nova Scotia (The) 37,327 2,806,106
Barrick Mining Corp. 11,012 506,138
Barrick Mining Corp. 771,809 35,341,134
*Bausch + Lomb Corp. 2,558 42,719
*Bausch + Lomb Corp. 1,300 21,216
*Bausch Health Cos., Inc. 161,508 927,056
*Bausch Health Cos., Inc. 24,580 141,764
#Baytex Energy Corp. 705,653 2,449,189
#BCE, Inc. 21 546
BCE, Inc. 80,149 2,072,653
Birchcliff Energy, Ltd. 319,551 1,727,366
Bird Construction, Inc. 90,200 2,008,959
*Bitfarms, Ltd. 11,209 26,157
#*Bitfarms, Ltd. 293,654 687,150
#Black Diamond Group, Ltd. 62,025 755,760
#*BlackBerry, Ltd. 79,970 285,493
#*BlackBerry, Ltd. 170,583 610,957
*Bombardier, Inc., Class A 2,430 419,909
*Bombardier, Inc., Class B 60,200 10,340,894

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Boralex, Inc., Class A 118,666 $ 2,212,692
BOYD GROUP, Inc. 21,877 3,605,428
Brookfield Corp., ADR 237,333 10,810,518
Brookfield Corp., Class A 8,185 375,175
Brookfield Infrastructure Corp. 101,459 4,854,813
#Brookfield Renewable Corp. 23,403 974,501
*Brookfield Wealth Solutions,
Ltd. 2,557 116,676
*Brookfield Wealth Solutions,
Ltd. 3,576 164,071
BRP, Inc. 6,834 518,650
BRP, Inc. 14,913 1,123,993
*CAE, Inc. 92,592 2,966,648
*CAE, Inc. 85,266 2,747,855
*Calfrac Well Services, Ltd. 47,512 175,080
Calian Group, Ltd. 14,310 712,356
Cameco Corp. 22,639 2,815,518
Cameco Corp. 9,051 1,116,803
Canaccord Genuity Group, Inc. 41,780 365,920
*Canacol Energy, Ltd. 3,989 4,507
#*Canada Goose Holdings,
Inc. 50,827 618,056
Canada Packers, Inc. 17,206 202,917
#Canadian Imperial Bank of
Commerce 202,235 18,684,492
Canadian Imperial Bank of
Commerce 61,337 5,699,995
Canadian National Railway Co. 3,507 339,240
Canadian National Railway Co. 117,484 11,304,311
Canadian Natural Resources,
Ltd. 996,415 37,076,602
Canadian Natural Resources,
Ltd., Class A 17,786 664,997
Canadian Pacific Kansas City,
Ltd. 32,743 2,447,474
Canadian Pacific Kansas City,
Ltd., Class A 91,034 6,767,468
Canadian Tire Corp., Ltd.,
Class A 77,009 9,526,676
Canadian Utilities, Ltd., Class
A 110,545 3,597,621
*Canfor Corp. 84,628 896,183
Capital Power Corp. 134,150 5,919,184
*Capstone Copper Corp. 908,104 10,119,477
Cardinal Energy, Ltd. 259,163 1,697,578
Cascades, Inc. 131,335 1,240,464
*Cavvy Energy, Ltd. 56,750 37,298
CCL Industries, Inc., Class B 165,637 10,037,420
*Celestica, Inc. 27,678 7,820,724
*Celestica, Inc. 28,152 7,910,430
#Cenovus Energy, Inc. 1,283,372 25,308,096
Centerra Gold, Inc. 385,869 6,499,776
CES Energy Solutions Corp. 391,750 4,108,001
CGI, Inc. 80,420 6,898,428
CGI, Inc. 3,823 329,464
*Cineplex, Inc. 20,303 144,534
*Cipher Pharmaceuticals, Inc. 6,500 70,225
Cogeco Communications, Inc. 28,001 1,357,092
Cogeco, Inc. 5,049 248,992
Shares Value
CANADA — (Continued)
*Colabor Group, Inc. 8,500 $ 251
Colliers International Group,
Inc. 36,048 4,927,762
Colliers International Group,
Inc., Class B 6,458 887,328
Computer Modelling Group,
Ltd. 42,692 152,274
#*Condor Energies, Inc. 8,700 12,592
Constellation Software, Inc. 4,221 7,833,109
Corby Spirit and Wine, Ltd. 7,537 77,198
#*Cronos Group, Inc. 307,759 772,475
#*Cronos Group, Inc. 17,599 44,187
DATA Communications
Management Corp. 7,900 9,159
Definity Financial Corp. 135,180 6,652,435
*Descartes Systems Group,
Inc. (The) 5,527 413,199
*Descartes Systems Group,
Inc. (The) 15,437 1,159,243
Dexterra Group, Inc. 29,705 283,636
*Docebo, Inc. 15,160 298,129
Dollarama, Inc. 129,590 17,560,658
Doman Building Materials
Group, Ltd. 101,861 722,877
Dominion Lending Centres,
Inc., Class A 12,922 87,982
*Dorel Industries, Inc., Class B 23,362 34,332
DPM Metals, Inc. 287,176 10,075,495
DREAM Unlimited Corp.,
Class A 28,651 414,907
Dye & Durham, Ltd. 7,102 21,870
Dynacor Group, Inc. 37,360 168,295
E-L Financial Corp., Ltd. 32,000 409,999
*Eldorado Gold Corp. 278,357 11,947,082
*Eldorado Gold Corp., Class B 27,241 1,175,216
*Electrovaya, Inc. 5,546 60,063
Element Fleet Management
Corp. 411,431 10,482,125
Emera, Inc. 142,251 7,089,702
Emera, Inc. 9,659 478,700
Empire Co., Ltd., Class A 189,232 6,215,736
Enbridge, Inc. 287,681 14,050,340
Endeavour Mining PLC 259,356 14,238,101
Enerflex, Ltd. 173,066 3,193,826
Enerflex, Ltd. 672 12,338
Enghouse Systems, Ltd. 22,581 311,997
*Ensign Energy Services, Inc. 165,354 384,644
#*Enterprise Group, Inc. 15,200 15,266
#EQB, Inc. 52,385 4,107,937
#*Equinox Gold Corp. 476,864 6,819,155
*Equinox Gold Corp. 42,469 610,934
*ERO Copper Corp. 123,545 4,139,993
*ERO Copper Corp. 23,090 778,903
Evertz Technologies, Ltd. 31,823 339,815
Exchange Income Corp. 46,442 3,258,125
Exco Technologies, Ltd. 13,428 69,314
Extendicare, Inc. 105,450 1,805,845
Fairfax Financial Holdings, Ltd. 14,495 24,053,576
Fiera Capital Corp., Class A 105,482 462,698

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Finning International, Inc. 210,180 $ 13,253,532
*Firan Technology Group
Corp. 26,500 285,519
#First Majestic Silver Corp. 320,022 6,669,258
*First Quantum Minerals, Ltd. 537,524 15,278,439
FirstService Corp., Class WI 23,675 3,675,780
FirstService Corp., Class WI 10,400 1,620,193
*Foraco International SA 21,304 45,624
Fortis, Inc. 20,426 1,095,098
Fortis, Inc. 131,084 6,990,710
*Fortuna Mining Corp. 85 836
#*Fortuna Mining Corp. 578,068 5,653,505
Franco-Nevada Corp. 1,816 427,450
#Franco-Nevada Corp. 22,368 5,242,164
Gamehost, Inc. 1,816 15,851
*GDI Integrated Facility
Services, Inc. 6,971 187,228
George Weston, Ltd. 82,725 5,801,716
GFL Environmental, Inc. 19,340 835,355
#GFL Environmental, Inc. 54,042 2,321,104
Gibson Energy, Inc. 277,468 5,493,422
#Gildan Activewear, Inc. 25,681 1,677,804
Gildan Activewear, Inc., Class
A 154,637 10,048,312
*GoGold Resources, Inc. 143,014 336,901
Great-West Lifeco, Inc. 139,061 6,545,618
*Haivision Systems, Inc. 22,860 141,973
Hammond Manufacturing Co.,
Ltd., Class A 2,800 20,967
#Hammond Power Solutions,
Inc., Class A 7,863 1,042,632
Headwater Exploration, Inc. 414,920 3,370,469
High Liner Foods, Inc. 2,731 31,260
Hudbay Minerals, Inc. 671,678 15,905,335
Hudbay Minerals, Inc., Class A 15,888 378,384
ΩHydro One, Ltd., Class R 72,100 2,866,110
iA Financial Corp., Inc. 114,893 14,195,435
*IAMGOLD Corp. 7,766 141,711
*IAMGOLD Corp. 944,833 17,177,064
*Illumin Holdings, Inc. 4,600 3,397
*Imperial Metals Corp. 26,698 234,222
Imperial Oil, Ltd. 1,558 158,279
Imperial Oil, Ltd. 101,773 10,304,516
Information Services Corp.,
Class A 11,100 357,390
Intact Financial Corp. 108,465 19,857,149
*Interfor Corp. 22,339 167,771
#*Ivanhoe Mines, Ltd., Class A 101,309 1,288,292
ΩJamieson Wellness, Inc. 21,238 543,438
*Journey Energy, Inc. 23,713 61,115
*K92 Mining, Inc. 371,876 7,019,275
K-Bro Linen, Inc. 13,002 327,606
*Kelt Exploration, Ltd. 192,117 1,106,608
#Keyera Corp. 277,818 9,459,948
*Kinaxis, Inc. 45 4,569
Kinross Gold Corp. 1,159,764 36,602,152
Kinross Gold Corp. 42,073 1,332,268
*Knight Therapeutics, Inc. 95,291 408,144
Shares Value
CANADA — (Continued)
*Kolibri Global Energy, Inc.,
Class R 19,212 $ 77,322
Lassonde Industries, Inc.,
Class A 2,887 471,164
Laurentian Bank of Canada 29,483 870,893
Leon's Furniture, Ltd. 32,219 654,777
#*Lightspeed Commerce, Inc. 8,072 87,626
#*Lightspeed Commerce, Inc. 31,369 338,785
Linamar Corp. 54,144 3,451,398
Loblaw Cos., Ltd. 210,480 9,523,398
Lundin Gold, Inc. 104,614 7,886,126
Lundin Mining Corp.,
Registered 717,837 18,208,988
Magellan Aerospace Corp. 5,794 89,083
#Magna International, Inc. 350,575 17,928,406
Mainstreet Equity Corp. 3,506 452,105
*Major Drilling Group
International, Inc. 88,570 977,171
Manulife Financial Corp. 100,857 3,863,274
Manulife Financial Corp. 403,351 15,371,707
Maple Leaf Foods, Inc. 86,031 1,602,896
Martinrea International, Inc. 75,681 542,674
*Mattr Corp. 56,033 340,133
*Maxim Power Corp. 3,800 12,403
McCoy Global, Inc. 3,900 9,015
*MDA Space, Ltd. 112,991 3,206,620
*Medexus Pharmaceuticals,
Inc. 24,400 50,993
Medical Facilities Corp. 21,952 245,919
Melcor Developments, Ltd. 12,824 153,606
Methanex Corp. 51,918 2,477,527
Methanex Corp. 1,480 71,008
Metro, Inc., Class A 193,914 12,943,829
Morguard Corp. 2,231 194,408
MTY Food Group, Inc. 5,362 167,930
Mullen Group, Ltd. 159,070 1,888,894
National Bank of Canada 253,784 30,407,602
Neo Performance Materials,
Inc. 34,052 481,805
*New Gold, Inc. 1,271,777 12,755,923
*New Gold, Inc. 66,975 676,600
*NFI Group, Inc. 16,419 200,547
North American Construction
Group, Ltd. 15,834 236,718
North American Construction
Group, Ltd. 9,327 140,165
North West Co., Inc. (The) 79,939 2,869,575
Northland Power, Inc. 361,497 5,010,744
#Nutrien, Ltd. 239,944 16,529,742
*NuVista Energy, Ltd. 290,374 3,997,025
*Obsidian Energy, Ltd. 42,970 309,814
*Obsidian Energy, Ltd. 930 6,758
OceanaGold Corp. 385,993 12,576,163
#Open Text Corp. 354,519 9,050,870
#Open Text Corp. 1,278 32,824
OR Royalties, Inc. 12,757 505,796
OR Royalties, Inc. 58,994 2,326,723
*Organigram Global, Inc. 35,800 53,668
Orla Mining, Ltd. 71,398 1,082,978

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
*Orvana Minerals Corp. 16,400 $ 22,890
Pan American Silver Corp. 409,864 22,378,574
Pan American Silver Corp. 17,340 950,009
Paramount Resources, Ltd.,
Class A 82,460 1,563,765
Parex Resources, Inc. 71,450 1,065,827
Pason Systems, Inc. 92,813 827,274
Pembina Pipeline Corp. 328,767 13,670,132
#Pembina Pipeline Corp. 74,019 3,092,711
#Pet Valu Holdings, Ltd. 32,151 648,172
Peyto Exploration &
Development Corp. 373,804 6,774,102
PHX Energy Services Corp. 44,556 275,401
Pine Cliff Energy, Ltd. 63,000 35,823
Pizza Pizza Royalty Corp. 35,462 410,884
Polaris Renewable Energy,
Inc. 29,939 269,509
Pollard Banknote, Ltd. 7,261 101,289
*Precision Drilling Corp. 8,768 699,160
*Precision Drilling Corp. 17,078 1,369,620
#Premium Brands Holdings
Corp. 50,144 3,465,996
Pulse Seismic, Inc. 72 204
#*Quarterhill, Inc. 101,255 68,044
Quebecor, Inc., Class B 222,811 8,172,671
RB Global, Inc. 60,879 6,914,028
RB Global, Inc. 2,528 288,541
*Real Matters, Inc. 12,680 58,243
Restaurant Brands
International, Inc. 2,466 166,136
Restaurant Brands
International, Inc. 116,454 7,801,254
Richelieu Hardware, Ltd. 73,009 2,195,419
Rogers Communications, Inc.,
Class B 169,098 6,393,595
Rogers Communications, Inc.,
Class B 71,045 2,696,683
Rogers Sugar, Inc. 142,473 649,159
Royal Bank of Canada 472,068 79,036,486
Royal Bank of Canada 116,645 19,389,898
Russel Metals, Inc. 102,112 3,638,374
*Sangoma Technologies Corp. 22,700 105,944
Saputo, Inc. 180,188 5,466,251
Savaria Corp. 38,936 681,448
Secure Waste Infrastructure
Corp. 295,074 3,828,564
*Shopify, Inc., Class A 8,031 1,053,908
*Shopify, Inc., Class A 24,293 3,205,280
Sienna Senior Living, Inc. 85,950 1,346,232
*Source Energy Services, Ltd. 4,171 53,287
South Bow Corp. 43,532 1,243,450
South Bow Corp. 178,217 5,061,363
*Spartan Delta Corp. 54,927 371,548
ΩSpin Master Corp. 12,707 174,632
Sprott, Inc. 3,214 396,270
Sprott, Inc. 13,852 1,699,363
*SSR Mining, Inc. 237,991 5,455,260
Stantec, Inc. 24,742 2,465,521
Stantec, Inc. 63,581 6,299,606
Shares Value
CANADA — (Continued)
Stella-Jones, Inc. 68,704 $ 4,632,186
*Steppe Gold, Ltd. 159,117 235,006
StorageVault Canada, Inc.,
Class B 194,983 714,186
Strathcona Resources, Ltd. 607 11,655
Sun Life Financial, Inc. 119,088 7,545,508
Sun Life Financial, Inc. 239,706 15,111,066
Suncor Energy, Inc. 739,109 39,150,604
Suncor Energy, Inc. 1,860 98,855
#Superior Plus Corp. 313,608 1,690,609
Supremex, Inc. 3,436 9,363
Surge Energy, Inc. 102,680 559,597
Sylogist, Ltd., Class A 13,132 39,178
Taiga Building Products, Ltd. 48 124
Tamarack Valley Energy, Ltd. 955,625 6,499,506
*Taseko Mines, Ltd. 300,980 2,293,468
TC Energy Corp. 25,162 1,483,539
TC Energy Corp. 314,644 18,460,163
Teck Resources, Ltd., Class A 1,200 64,991
Teck Resources, Ltd., Class B 1,119 60,390
Teck Resources, Ltd., Class B 254,094 13,660,093
*Telesat Corp. 3,800 111,237
TELUS Corp. 2,603 36,523
*TerrAscend Corp. 12,000 7,621
TerraVest Industries, Inc. 11,954 1,245,232
TFI International, Inc. 15,385 1,654,657
TFI International, Inc. 6,674 721,195
Thomson Reuters Corp. 2,581 286,757
#Thomson Reuters Corp. 12,036 1,331,543
*Tidewater Midstream and
Infrastructure, Ltd. 21 89
#*Tilray Brands, Inc. 4,015 29,952
TMX Group, Ltd. 78,503 2,914,260
Torex Gold Resources, Inc. 153,961 7,451,615
Toromont Industries, Ltd. 79,305 10,157,997
Toronto-Dominion Bank (The) 38,393 3,608,089
Toronto-Dominion Bank (The) 407,116 38,061,275
Total Energy Services, Inc. 51,092 622,167
Tourmaline Oil Corp. 377,443 17,961,398
TransAlta Corp. 287,624 3,675,835
TransAlta Corp., Class A 88,740 1,140,255
#*Transat AT, Inc., Class B 22,900 43,630
Transcontinental, Inc., Class A 104,205 1,777,599
Trican Well Service, Ltd. 314,004 1,620,860
Triple Flag Precious Metals
Corp. 2,200 74,587
Triple Flag Precious Metals
Corp. 23,324 786,485
*Trisura Group, Ltd. 44,406 1,361,874
*Valeura Energy, Inc. 44,337 330,690
Vecima Networks, Inc. 3,208 23,903
Velan, Inc. 2,100 23,355
Vermilion Energy, Inc. 161,111 1,559,554
#Vermilion Energy, Inc. 11,316 109,972
VersaBank 6,008 93,184
*<Victoria Gold Corp. 1,104 73
*Viemed Healthcare, Inc. 9,492 72,804
*Vitalhub Corp. 19,300 120,148

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Wajax Corp. 12,183 $ 254,339
*Wall Financial Corp. 404 4,759
Waste Connections, Inc. 73,929 12,390,500
#*Well Health Technologies
Corp. 379,549 1,109,932
*Wesdome Gold Mines, Ltd. 270,597 4,454,165
West Fraser Timber Co., Ltd. 9,357 642,549
#West Fraser Timber Co., Ltd. 37,020 2,530,687
Westshore Terminals
Investment Corp. 48,239 1,034,138
Wheaton Precious Metals
Corp. 28,959 3,818,823
Wheaton Precious Metals
Corp. 23,017 3,049,160
Whitecap Resources, Inc. 1,197,657 10,984,677
Whitecap Resources, Inc. 434,883 3,966,133
Winpak, Ltd. 20,283 644,221
WSP Global, Inc. 55,372 10,763,631
*Yangarra Resources, Ltd. 70,006 56,350
Yellow Pages, Ltd. 21 181
TOTAL CANADA 1,582,088,200
DENMARK — (1.9%)
AL Sydbank 86,096 7,838,505
*ALK-Abello A/S 123,710 4,091,346
Alm Brand A/S 1,116,216 3,102,971
Ambu A/S, Class B 225,828 3,061,550
AP Moller - Maersk A/S, Class
A 1,178 2,903,151
#AP Moller - Maersk A/S,
Class B 2,248 5,597,438
*Bang & Olufsen A/S 134,462 249,765
#*Bavarian Nordic A/S 101,923 3,117,507
#Carlsberg A/S, Class B 99,376 13,504,067
#cBrain A/S 4,345 56,275
Chemometec A/S 9,432 915,823
Coloplast A/S, Class B 49,505 4,227,152
Columbus A/S 45,554 72,425
D/S Norden A/S 10,234 464,322
Danske Bank A/S 321,346 16,458,411
#*Demant A/S 133,901 4,701,424
DSV A/S 71,632 20,186,868
FLSmidth & Co. A/S 75,761 6,535,491
Foroya Banki P/F 2,321 112,404
*Genmab A/S 38,465 12,390,274
*Genmab A/S, Class S, ADR 1,800 58,734
#*GN Store Nord A/S 166,656 2,948,313
H Lundbeck A/S, Class A 348,581 2,338,978
H Lundbeck A/S, Class A 53,116 311,815
#*H+H International A/S, Class
B 21,941 326,116
#Harboes Bryggeri A/S, Class
B 731 13,858
#*Huscompagniet A/S 5,492 30,184
ISS A/S 188,841 7,189,989
Jeudan A/S 4,549 147,111
Jyske Bank A/S, Registered 71,270 10,417,101
#Matas A/S 36,652 564,039
MT Hoejgaard Holding A/S 528 46,347
Shares Value
DENMARK — (Continued)
Ω#*Netcompany Group A/S 60,265 $ 3,193,166
*Nilfisk Holding A/S, Class B 1,898 42,210
*NKT A/S 65,828 8,662,131
Novo Nordisk A/S, Class B 427,785 25,184,469
#Novo Nordisk A/S, Class B,
Sponsored ADR 129,264 7,682,160
Novonesis Novozymes B,
Class B 198,753 12,212,297
#*NTG Nordic Transport
Group A/S 8,442 259,290
Ω*Orsted A/S 121,933 2,750,544
Pandora A/S 73,361 5,948,631
Per Aarsleff Holding A/S 14,207 2,034,680
Ringkjoebing Landbobank A/S 32,417 8,211,150
ROCKWOOL A/S, Class A 17,281 589,000
ROCKWOOL A/S, Class B 161,619 5,498,270
Royal Unibrew A/S 64,783 6,099,336
*RTX A/S 12 219
ΩScandinavian Tobacco
Group A/S 67,182 1,046,709
Schouw & Co. A/S 14,207 1,505,075
Solar A/S, Class B 2,363 83,946
#SP Group A/S 8,497 495,428
Sparekassen Sjaelland-Fyn
A/S 9,599 571,151
Tivoli A/S 268 26,385
TORM PLC, Class A 45,889 1,130,923
*Trifork Group AG 7,634 114,318
#Tryg A/S 335,125 8,173,650
UIE PLC 679 40,671
Vestas Wind Systems A/S 542,955 16,577,029
TOTAL DENMARK 252,112,592
FINLAND — (1.6%)
Aktia Bank OYJ 29,961 438,412
Alandsbanken Abp, Class B 703 39,558
Alma Media OYJ 18,190 298,629
Anora Group OYJ 24,747 126,741
Aspo OYJ 5,813 52,558
Atria OYJ, Class A 13,802 260,251
Bittium OYJ 2,376 106,281
*Citycon OYJ 33,890 153,287
Digia OYJ 5,345 40,441
#Elisa OYJ 178,409 7,887,029
ΩEnento Group OYJ 12,890 237,380
eQ OYJ 3,591 46,565
Evli OYJ, Class B 519 16,239
*Finnair OYJ 2,463 8,673
#Fiskars OYJ Abp 21,753 315,201
#Fortum OYJ 385,319 9,128,968
F-Secure OYJ 26,406 59,310
Harvia OYJ 14,248 694,958
Hiab OYJ, Class B 55,216 3,290,968
*HKFoods OYJ, Class A 7,450 14,845
Huhtamaki OYJ 121,847 4,293,593
Kalmar OYJ, Class B 27,703 1,421,765
Kemira OYJ 183,958 4,339,726
Kesko OYJ, Class A 41,421 1,039,738
Kesko OYJ, Class B 456,435 11,587,622

Dimensional International Core Equity 2 ETF
continued
Shares Value
FINLAND — (Continued)
*Kojamo OYJ 112,571 $ 1,276,263
Kone OYJ, Class B 148,177 10,686,062
Konecranes OYJ 74,979 8,861,933
*Lassila & Tikanoja OYJ 43,446 387,643
*Lindex Group OYJ 120,649 353,803
Luotea PLC 43,446 149,372
Mandatum OYJ 399,844 3,272,653
Marimekko OYJ 28,427 434,904
#Metsa Board OYJ 4 23
#Metso OYJ 764,174 15,013,840
Neste OYJ 219,733 5,635,922
#NoHo Partners OYJ 1,178 11,211
Nokia OYJ 1,920,847 12,394,625
Nokia OYJ, Sponsored ADR 378,272 2,432,289
#Nokian Renkaat OYJ 128,644 1,657,444
Nordea Bank Abp 1,589,774 30,856,269
Olvi OYJ, Class A 15,189 604,430
#*Optomed Oy 2,420 11,343
Oriola OYJ, Class B 124,343 172,481
Orion OYJ, Class A 12,843 1,057,289
Orion OYJ, Class B 158,578 13,139,686
Outokumpu OYJ 576,356 3,265,135
Pihlajalinna OYJ 18,110 310,243
Ponsse OYJ 3,247 98,888
Puuilo OYJ 71,940 1,053,536
#*QT Group OYJ 21,718 686,229
Raisio OYJ, Class V 102,365 333,674
Revenio Group OYJ 12,569 299,803
Sampo OYJ, Class A 170,205 1,902,917
Sampo OYJ, Class A 917,559 10,260,837
Sanoma OYJ 121,359 1,393,222
Scanfil OYJ 22,905 307,914
*SRV Group OYJ 12 77
#Stora Enso OYJ, Class R 602,886 6,984,349
*Suominen OYJ 40 74
Taaleri PLC 13,398 122,093
#Talenom OYJ 1,799 5,468
ΩTerveystalo OYJ 126,893 1,530,723
TietoEVRY OYJ 128,877 2,808,807
#Tokmanni Group Corp. 53,499 490,706
#UPM-Kymmene OYJ 386,344 10,741,225
Vaisala OYJ, Class A 18,753 937,003
#Valmet OYJ 158,527 5,455,978
*Verkkokauppa.com OYJ 7,203 33,419
Wartsila OYJ Abp 268,688 10,931,892
*YIT OYJ 170,300 625,218
TOTAL FINLAND 214,887,653
FRANCE — (6.8%)
*74Software SA 5,688 246,987
ABC arbitrage 15,100 98,262
Accor SA 92,643 5,054,377
#Aeroports de Paris SA 40,131 5,323,237
*Air France-KLM 5,055 65,008
Air Liquide SA 77,485 14,558,972
Airbus SE 95,543 21,982,460
AKWEL SADIR, Class B 7,570 71,325
*Alstom SA 440,338 14,154,432
Alten SA 35,780 3,515,939
Shares Value
FRANCE — (Continued)
ΩAmundi SA 53,896 $ 4,805,617
Ω#*Aramis Group SAS 9,519 52,205
Arkema SA 48,129 2,911,513
Assystem SA 8 452
Aubay 1,994 142,093
#AXA SA 266,325 12,175,961
ΩAyvens SA 311,679 4,542,182
*Bastide le Confort Medical 4,205 116,308
Beneteau SACA 37,897 357,519
#BioMerieux 31,377 3,650,659
BNP Paribas SA 199,399 21,634,096
Boiron SA, Class A 1,019 36,246
Bonduelle SCA 8,365 105,087
Bouygues SA 259,965 14,105,741
#Bureau Veritas SA 255,262 8,229,556
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 18 1,724
Capgemini SE 86,129 13,443,247
Carrefour SA 791,992 13,040,007
CBo Territoria 652 2,885
*Cegedim SA 8,886 141,126
Cie de Saint-Gobain SA 327,648 32,438,158
Cie des Alpes 16,049 496,412
Cie Generale des
Etablissements Michelin SCA 641,304 23,917,867
*Claranova SE, Registered 35,873 53,687
*Clariane SE 71,017 321,891
Coface SA 197,341 3,620,117
Credit Agricole SA 326,781 7,102,583
Danone SA 185,797 14,552,897
Dassault Aviation SA 7,885 2,999,861
Dassault Systemes SE 122,681 3,388,913
Derichebourg SA 109,694 1,038,764
#Edenred SE 26,475 556,536
Eiffage SA, Class P 104,792 15,577,054
Electricite de Strasbourg SA,
Class B 648 168,055
Ω*Elior Group SA 145,834 494,799
Elis SA 260,678 7,597,862
*Emeis SA 46,324 750,592
Engie SA 1,601,758 47,829,030
#Eramet SA 6,175 542,144
EssilorLuxottica SA, Class B 35,703 10,954,108
Etablissements Maurel et
Prom SA 77,792 608,488
*Euroapi SA 51,764 130,429
Eurofins Scientific SE 146,443 11,871,120
ΩEuronext NV 63,327 8,882,264
Exel Industries SA, Class A 115 5,295
Exosens SAS 5,254 336,899
FDJ UNITED 116,404 3,093,656
*FIGEAC-AERO 1,808 23,122
#Fnac Darty SA 17,089 721,715
*Forvia SE 200,652 3,295,345
Gaztransport Et Technigaz SA 44,785 9,670,082
Getlink SE 206,088 4,096,850
GL Events SACA 10,337 395,978
Groupe Crit SA 482 36,469

Dimensional International Core Equity 2 ETF
continued
Shares Value
FRANCE — (Continued)
#*Guerbet 5,989 $ 97,753
Hermes International SCA 6,777 16,358,387
*ID Logistics Group SACA 4,816 2,349,045
Imerys SA 45,887 1,432,433
Infotel SA 1,783 92,482
Interparfums SA 14,252 435,064
Ipsen SA 47,981 7,854,322
IPSOS SA 48,483 2,067,180
Jacquet Metals SACA 12,362 341,191
JCDecaux SE 108,039 2,142,580
Kaufman & Broad SA 19,787 739,147
Kering SA, Class A 25,251 7,935,059
Laurent-Perrier 1,238 133,141
Legrand SA 102,130 16,402,425
Linedata Services 1 51
LISI SA 15,445 983,021
LNA Sante SA 2,928 81,161
L'Oreal SA 32,602 15,009,843
LVMH Moet Hennessy Louis
Vuitton SE 68,033 44,263,779
Manitou BF SA 11,516 304,826
Mersen SA 13,673 420,480
Metropole Television SA 44,915 645,475
Nexans SA 51,898 8,205,339
#*Nexity SA 53,809 611,335
North Atlantic Energies 3,145 175,849
NRJ Group 18,274 157,830
Oeneo SA 20 220
Opmobility 76,138 1,464,645
Orange SA 2,101,999 39,060,202
*OSE Immuno 2,526 14,280
Pernod Ricard SA 65,321 5,834,425
*Pierre Et Vacances SA 106,637 229,873
Pluxee NV 77,101 1,024,552
Publicis Groupe SA 152,275 15,253,224
Quadient SA 30,566 579,626
#Remy Cointreau SA 26,989 1,286,872
#Renault SA 246,831 9,361,360
Rexel SA 282,844 11,958,738
Robertet SA, Class A 132 132,851
Rubis SCA 59,599 2,424,856
SA d'Explosifs et de Produits
Chimiques 195 57,068
Safran SA 89,285 31,971,716
Sanofi SA 181,706 17,120,459
Sanofi SA, Sponsored ADR 776 36,503
Sartorius Stedim Biotech 2,696 603,936
Savencia SA 3,246 230,925
Schneider Electric SE 41,708 12,022,471
SCOR SE 212,595 6,955,153
SEB SA 5,405 306,329
#Seche Environnement SACA 2,182 203,772
SES SA, Class A 606,554 4,993,402
Ω*SMCP SA 13,378 97,719
Societe BIC SA 33,683 2,179,870
Societe Generale SA 329,053 28,889,709
Societe LDC SADIR 1,540 173,131
#Sodexo SA 71,173 3,652,720
Shares Value
FRANCE — (Continued)
*Solutions 30 SE 38,598 $ 41,924
Sopra Steria Group 20,913 3,836,380
SPIE SA 228,485 12,558,004
Stef SA 4,597 684,699
STMicroelectronics NV- NYS 430,109 11,995,740
#Sword Group 6,077 263,878
Synergie SE 12 438
Technip Energies NV 183,127 7,198,025
Teleperformance SE 46,384 3,012,880
Television Francaise 1 SA 76,568 742,835
TFF Group 663 13,369
Thales SA 37,629 11,459,973
Thermador Groupe 2,128 199,236
TotalEnergies SE 1,198,528 87,189,782
Trigano SA 13,006 2,602,500
#*Ubisoft Entertainment SA 1,965 10,218
Valeo SE 400,404 5,630,369
Vallourec SACA 273,948 5,820,637
Veolia Environnement SA 198,907 7,484,628
Vetoquinol SA 2,299 237,673
Vicat SACA 23,228 2,160,924
VIEL & Cie SA 2,374 50,978
Vinci SA 234,362 33,777,816
Virbac SACA 2,874 1,201,802
*Viridien 13,760 2,080,583
Vivendi SE 391,387 1,096,059
#*Voltalia SA, Registered 27,849 235,228
Vusion 5,681 886,030
Wavestone 5,117 367,074
Ω*X-Fab Silicon Foundries SE 11,708 71,384
TOTAL FRANCE 912,405,136
GERMANY — (7.6%)
1&1 AG 34,218 1,095,035
*7C Solarparken AG 15,218 30,632
Adesso SE 4,217 407,864
adidas AG 65,949 11,701,793
Adtran Networks SE 4,417 116,654
AIXTRON SE 96,543 2,224,125
All for One Group SE 2,824 134,719
#Allgeier SE 7,782 207,377
Allianz SE, Registered 52,688 23,304,621
Alzchem Group AG 10,585 1,946,800
Atoss Software SE 9,775 1,133,815
ΩAumann AG 4,412 73,693
*Aumovio SE 67,444 3,267,172
Aurubis AG 33,579 6,407,566
#BASF SE 852,841 46,630,389
Bayer AG, Registered 1,018,989 54,017,643
#Bayerische Motoren Werke
AG 95,361 9,917,508
Bechtle AG 95,769 4,994,781
ΩBefesa SA 39,327 1,449,416
#Beiersdorf AG 40,828 4,878,979
Bertrandt AG 2,482 56,751
Bijou Brigitte AG 4,441 228,765
Bilfinger SE 39,087 5,510,254
#Borussia Dortmund GmbH &
Co. KGaA 103,881 402,879

Dimensional International Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
#Brenntag SE 161,624 $ 9,883,025
Ω*Brockhaus Technologies AG 3,263 67,544
#CANCOM SE 45,943 1,554,972
Carl Zeiss Meditec AG, Class
BR 13,872 462,081
*CECONOMY AG 177,092 939,625
*CENIT AG 787 6,573
Cewe Stiftung & Co. KGAA 6,754 811,528
Commerzbank AG 542,713 22,397,290
Continental AG 134,884 10,693,414
#CTS Eventim AG & Co.
KGaA 71,890 6,067,948
Daimler Truck Holding AG 468,355 22,822,124
Ω*Delivery Hero SE, Class A 22,826 640,859
Dermapharm Holding SE 19,510 808,874
Deutsche Bank AG,
Registered 124,274 4,923,177
*Deutsche Bank AG,
Registered Sponsored 668,311 26,211,157
Deutsche Boerse AG 77,948 19,779,567
Deutsche Lufthansa AG,
Registered 93,439 967,093
Deutsche Post AG 696,995 39,236,959
Deutsche Telekom AG 1,853,449 62,113,848
Deutsche Wohnen SE 19,472 485,306
#Deutz AG 132,443 1,706,390
Draegerwerk AG & Co. KGaA 3,197 270,036
Duerr AG 86,986 2,328,374
ΩDWS Group GmbH & Co.
KGaA 59,188 4,351,541
E.ON SE 2,059,616 43,773,394
Eckert & Ziegler SE 55,927 996,011
*EDAG Engineering Group AG 3,040 13,634
Elmos Semiconductor SE 10,612 1,456,881
ElringKlinger AG 31,188 158,059
#Energiekontor AG 5,450 248,647
Evonik Industries AG 333,745 5,201,241
*Evotec SE 159,065 1,176,647
Fabasoft AG 7,565 138,596
Fielmann Group AG 37,787 1,861,074
flatexDEGIRO SE 120,532 5,901,993
FORTEC Elektronik AG 4 70
#*Fraport AG Frankfurt Airport
Services Worldwide 49,553 4,604,070
Freenet AG 179,289 6,479,811
#Fresenius Medical Care AG 201,687 9,096,046
Fresenius SE & Co. KGaA 182,667 10,259,237
Friedrich Vorwerk Group SE 12,246 1,316,993
FUCHS SE 29,772 1,055,468
GEA Group AG 208,445 14,977,846
#Gerresheimer AG 3,620 108,611
Gesco SE 6,179 110,631
#GFT Technologies SE 23,850 591,583
*Grand City Properties SA 39,947 449,094
Hannover Rueck SE 29,251 8,309,904
Ω#Hapag-Lloyd AG 17,247 2,486,779
Hawesko Holding SE 4 96
Heidelberg Materials AG 109,434 30,112,642
Shares Value
GERMANY — (Continued)
*Heidelberger Druckmaschinen
AG 349,303 $ 765,443
Hella GmbH & Co. KGaA 90 8,737
#*HelloFresh SE 116,209 768,386
Henkel AG & Co. KGaA 38,352 3,177,826
#Hensoldt AG 81,030 8,063,670
#HOCHTIEF AG 16,016 6,760,186
*HomeToGo SE, Class A 20,493 39,739
Hornbach Holding AG & Co.
KGaA 17,019 1,633,912
#HUGO BOSS AG 72,105 3,002,302
Indus Holding AG 25,350 969,572
Infineon Technologies AG 775,616 38,394,182
Init Innovation in Traffic
Systems SE 5,637 321,892
ΩInstone Real Estate Group
SE 36,036 368,257
*IONOS Group SE 46,438 1,505,431
IVU Traffic Technologies AG 8,950 223,596
Jenoptik AG 54,363 1,724,188
ΩJOST Werke SE 16,198 1,208,231
#K+S AG, Registered 271,348 4,461,240
KION Group AG 103,742 7,368,005
#Kloeckner & Co. SE 46,336 607,465
Knorr-Bremse AG 72,056 8,439,308
*Koenig & Bauer AG 10,077 111,490
#Kontron AG 73,855 2,059,484
Krones AG 20,210 3,265,029
KWS Saat SE & Co. KGaA 13,759 1,225,998
#LANXESS AG 120,904 2,511,342
LEG Immobilien SE,
Registered 53,126 3,842,657
Leifheit AG 4,689 85,627
#*LPKF Laser & Electronics
SE 8,138 75,612
#*Medios AG 2,269 43,189
#Mercedes-Benz Group AG 311,682 21,428,184
Merck KGaA 15,017 2,242,957
MLP SE 58,407 512,098
#MTU Aero Engines AG 43,887 19,552,787
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 55,278 33,696,314
Multitude AG 7,956 57,452
#Mutares SE & Co. KGaA 10,988 425,491
#Nagarro SE 9,291 785,321
#Nemetschek SE 56,871 5,003,224
*Nordex SE 143,009 5,750,439
Norma Group SE 32,448 565,904
*Pentixapharm Holding AG 8,693 19,587
Pfeiffer Vacuum Technology
AG 1,174 229,051
ProCredit Holding AG 25,788 261,384
*PVA TePla AG 12,384 391,595
*q.beyond AG 79,763 76,861
QIAGEN NV 109,779 5,891,839
#QIAGEN NV 23,978 1,272,810
Rational AG 5,334 4,302,329

Dimensional International Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
#RENK Group AG 77,040 $ 4,953,737
Rheinmetall AG 22,625 47,950,745
#RTL Group SA 40,827 1,789,806
RWE AG 265,922 16,931,340
SAF-Holland SE 10,485 211,801
Salzgitter AG 33,985 1,835,541
SAP SE 36,972 7,501,897
SAP SE, Sponsored ADR 32,831 6,600,344
Schaeffler AG 201,034 2,385,632
Schott Pharma AG & Co.
KGaA 10,371 177,172
ΩScout24 SE 39,515 3,951,124
#Secunet Security Networks
AG 434 122,882
Siemens AG, Registered 131,964 40,236,947
*Siemens Energy AG 239,183 41,131,008
ΩSiemens Healthineers AG 59,140 2,966,920
#Siltronic AG 9,877 618,062
Sixt SE 27,368 2,156,999
#*SMA Solar Technology AG 5,889 258,517
STRATEC SE 1,989 52,885
#Stroeer SE & Co. KGaA 41,012 1,646,666
#Suedzucker AG 91,473 1,051,758
#SUSS MicroTec SE 12,110 717,166
#Symrise AG, Class A 66,646 5,634,044
TAG Immobilien AG 153,143 2,603,456
#Takkt AG 18,820 81,049
Talanx AG 65,917 8,351,567
Technotrans SE 4,598 182,152
thyssenkrupp AG 605,851 8,137,307
*Tkms AG& Co. KGaA 30,292 3,562,260
*TUI AG 726,308 7,790,327
United Internet AG 120,858 3,953,931
*Verbio SE 540 16,022
Volkswagen AG, Registered,
Class R 24,881 3,045,819
Vonovia SE, Class R 199,607 5,843,975
#Vossloh AG 13,699 1,323,323
#Wacker Chemie AG 5,218 426,153
Wacker Neuson SE 42,111 968,887
Washtec AG 8,760 501,268
*Westwing Group SE 2,311 39,452
Wuestenrot &
Wuerttembergische AG 18,087 323,190
Ω#*Zalando SE 263,959 7,643,249
Zeal Network SE 988 57,123
TOTAL GERMANY 1,021,784,720
HONG KONG — (1.5%)
AIA Group, Ltd. 2,430,568 28,119,111
ASMPT, Ltd. 362,500 4,822,689
Bank of East Asia, Ltd. (The) 1,166,393 2,228,329
Best Mart 360 Holdings, Ltd. 304,000 78,241
BOC Hong Kong Holdings, Ltd. 792,000 4,182,245
*Bright Smart Securities &
Commodities Group, Ltd. 1,454,000 1,647,682
ΩBudweiser Brewing Co.
APAC, Ltd. 441,200 435,003
Build King Holdings, Ltd. 40,000 7,170
Shares Value
HONG KONG — (Continued)
Cafe de Coral Holdings, Ltd. 398,000 $ 239,523
Cathay Pacific Airways, Ltd. 1,714,000 2,690,710
*Central New Energy Holding
Group, Ltd. 82,000 84,628
*Chi Kan Holdings, Ltd. 52,000 15,314
Chinese Estates Holdings, Ltd. 402,000 65,373
Chow Sang Sang Holdings
International, Ltd. 364,000 683,284
CITIC Telecom International
Holdings, Ltd. 2,445,000 804,596
CK Asset Holdings, Ltd. 1,005,000 5,898,972
CK Hutchison Holdings, Ltd. 738,500 5,981,040
CK Infrastructure Holdings,
Ltd. 239,000 1,966,241
*CK Life Sciences Int'l
Holdings, Inc. 1,014,000 109,065
CLP Holdings, Ltd. 377,500 3,574,545
#C-Mer Medical Holdings, Ltd. 384,000 75,230
CN Logistics International
Holdings, Ltd. 36,000 15,212
#*Cowell e Holdings, Inc. 337,000 1,306,626
ΩCrystal International Group,
Ltd. 904,000 850,788
CTF Services, Ltd. 745,286 872,238
Dah Sing Banking Group, Ltd. 648,400 924,898
Dah Sing Financial Holdings,
Ltd. 229,600 1,111,295
*Deep Source Holdings, Ltd. 5,770,000 613,224
Dream International, Ltd. 244,000 277,440
#*EC Healthcare 543,000 48,670
Emperor Watch & Jewellery,
Ltd. 2,480,000 93,678
Fairwood Holdings, Ltd. 23,000 13,312
*Far East Consortium
International, Ltd. 1,295,123 137,643
First Pacific Co., Ltd. 2,868,000 2,240,137
Ω#*FIT Hon Teng, Ltd. 3,004,000 1,888,631
FSE Lifestyle Services, Ltd. 141,000 102,730
Galaxy Entertainment Group,
Ltd. 766,000 3,903,709
Giordano International, Ltd. 1,940,000 365,161
Golden Resources
Development International,
Ltd. 152,000 6,812
*GR Life Style Co., Ltd. 400,000 117,290
Great Eagle Holdings, Ltd. 238,000 492,170
Guoco Group, Ltd. 10,000 91,361
#Guotai Junan International
Holdings, Ltd. 4,677,000 1,598,985
Hang Lung Group, Ltd. 954,000 2,055,882
Hang Lung Properties, Ltd. 2,619,435 3,166,250
#*Hao Tian International
Construction Investment
Group, Ltd. 15,600,000 171,786
#Henderson Land
Development Co., Ltd. 542,000 2,159,755
HK Electric Investments & HK
Electric Investments, Ltd. 944,000 807,447
*HKR International, Ltd. 80,000 12,600

Dimensional International Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
HKT Trust & HKT, Ltd., Class
SS 3,967,000 $ 5,943,109
Hong Kong & China Gas Co.,
Ltd. 3,596,000 3,393,539
Hong Kong Exchanges &
Clearing, Ltd. 269,490 14,913,963
Hong Kong Technology
Venture Co., Ltd. 624,978 114,437
*Hongkong & Shanghai Hotels,
Ltd. (The) 448,000 359,676
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,754,000 260,527
Hysan Development Co., Ltd. 449,000 1,232,641
IGG, Inc. 1,066,000 503,674
ΩImpro Precision Industries,
Ltd. 449,000 368,528
Jacobson Pharma Corp., Ltd. 268,000 42,552
JBM Healthcare, Ltd. 74,000 25,394
Johnson Electric Holdings, Ltd. 708,947 2,449,184
Karrie International Holdings,
Ltd. 816,000 257,034
Kerry Properties, Ltd. 742,000 2,253,638
KLN Logistics Group, Ltd. 684,500 618,791
Kowloon Development Co.,
Ltd. 309,319 194,867
Luk Fook Holdings
International, Ltd. 392,000 1,613,235
Man Wah Holdings, Ltd. 2,075,600 1,286,337
*Melco International
Development, Ltd. 1,010,499 547,321
MGM China Holdings, Ltd. 411,200 658,156
*Midland Holdings, Ltd., Class
B 596,000 231,999
Modern Dental Group, Ltd. 396,000 298,659
*Modern Innovative Digital
Technology Co., Ltd. 832,000 12,571
#*Mongolian Mining Corp. 900,000 1,581,111
#MTR Corp., Ltd. 533,500 2,362,246
NagaCorp, Ltd. 1,388,333 817,744
Nameson Holdings, Ltd. 860,000 115,625
*New World Development Co.,
Ltd. 1,592,000 2,319,802
Nissin Foods Co., Ltd. 185,000 172,926
*Novautek Technologies
Group, Ltd. 515,000 14,112
Oriental Watch Holdings 684,000 298,659
#Pacific Basin Shipping, Ltd. 6,002,000 2,359,391
Pacific Textiles Holdings, Ltd. 1,315,000 207,108
Paradise Entertainment, Ltd. 256,000 20,651
PAX Global Technology, Ltd. 1,109,000 700,074
PCCW, Ltd. 3,700,000 2,762,078
Perfect Medical Health
Management, Ltd. 393,000 60,890
Pico Far East Holdings, Ltd. 1,126,000 405,145
#Plover Bay Technologies, Ltd. 230,000 205,270
Power Assets Holdings, Ltd. 339,500 2,636,551
PRADA SpA 292,000 1,497,072
Public Financial Holdings, Ltd. 178,000 34,188
Shares Value
HONG KONG — (Continued)
ΩRegina Miracle International
Holdings, Ltd. 37,000 $ 10,991
#Sa Sa International Holdings,
Ltd. 1,184,000 89,448
ΩSamsonite Group SA 1,671,600 4,233,741
Sands China, Ltd. 612,400 1,335,413
Shangri-La Asia, Ltd. 1,156,000 720,862
*Shenwan Hongyuan HK, Ltd. 505,000 88,588
*Shun Tak Holdings, Ltd. 1,156,000 99,174
*Sinohope Technology
Holdings, Ltd. 203,500 66,186
SITC International Holdings
Co., Ltd. 1,526,000 5,693,899
#*SJM Holdings, Ltd. 2,384,000 732,627
*Smart Fish Wealthlink
Holdings, Ltd. 826,700 19,372
SmarTone
Telecommunications Holdings,
Ltd. 480,500 300,862
Stella International Holdings,
Ltd. 781,500 1,444,980
Sun Hung Kai Properties, Ltd. 221,500 3,565,124
#SUNeVision Holdings, Ltd. 1,328,000 1,139,301
#Swire Pacific, Ltd., Class A 317,500 3,065,355
Swire Pacific, Ltd., Class B 472,500 767,766
Swire Properties, Ltd. 252,800 767,816
Tai Hing Group Holdings, Ltd. 430,000 58,914
Techtronic Industries Co., Ltd. 589,000 8,032,127
*Television Broadcasts, Ltd. 426,600 166,058
Texhong International Group,
Ltd. 276,500 197,558
*Tongda Group Holdings, Ltd. 140,599 66,972
*Touyun Biotech Group, Ltd. 270,000 3,319
Transport International
Holdings, Ltd. 171,766 228,297
Truly International Holdings,
Ltd. 160,000 21,102
United Laboratories
International Holdings, Ltd.
(The) 2,044,000 3,114,537
*Unity Group Holdings
International, Ltd. 838,000 27,899
#Vitasoy International
Holdings, Ltd. 894,000 800,167
*Viva Goods Company, Ltd. 1,720,000 140,953
#*Vobile Group, Ltd. 12,000 7,437
VSTECS Holdings, Ltd. 1,006,000 999,598
VTech Holdings, Ltd. 247,300 1,930,027
*Wang On Group, Ltd. 40,000 123
ΩWH Group, Ltd. 8,204,000 9,643,484
Wharf Real Estate Investment
Co., Ltd. 907,000 3,156,621
Wynn Macau, Ltd., Class B 1,232,000 913,387
#Xinyi Glass Holdings, Ltd. 3,362,321 4,400,031
Yee Hop Holdings, Ltd. 330,000 62,960
YesAsia Holdings, Ltd. 168,000 75,936
#Yue Yuen Industrial Holdings,
Ltd. 1,032,500 2,297,764
*Yunfeng Financial Group, Ltd. 288,000 119,482

Dimensional International Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
*Zo Future Group 60,000 $ 17,209
TOTAL HONG KONG 205,928,663
IRELAND — (0.5%)
AIB Group PLC 2,576,506 28,965,693
Bank of Ireland Group PLC 969,219 19,768,802
Cairn Homes PLC 757,317 1,882,977
FBD Holdings PLC 17,217 331,813
Glanbia PLC 204,571 3,949,877
Ω*Glenveagh Properties PLC 637,106 1,484,039
Irish Continental Group PLC 43,713 331,781
Kerry Group PLC, Class A 52,717 4,691,084
Kingspan Group PLC 120,580 10,543,470
*Permanent TSB Group
Holdings PLC 38,417 141,679
TOTAL IRELAND 72,091,215
ISRAEL — (1.3%)
#*Abra Information
Technologies, Ltd. 9,299 16,255
*Accel Solutions Group, Ltd. 28,186 16,718
#Ackerstein Group, Ltd. 7,113 18,199
*AFI Properties, Ltd. 12 920
Africa Israel Residences, Ltd. 4,160 391,043
*Airport City, Ltd. 22,121 414,518
#Albaad Massuot Yitzhak, Ltd. 2,820 32,786
*Allot, Ltd., Registered 2,852 29,338
Alrov Properties and Lodgings,
Ltd., Registered 4 331
Altshuler Shaham Finance,
Ltd. 58,784 119,246
Amos Luzon Development and
Energy Group, Ltd. 16,613 25,868
Amot Investments, Ltd. 49,825 388,391
Analyst IMS Investment
Management Services, Ltd. 2,008 101,816
Arad, Ltd. 14,054 236,431
*Argo Properties NV 11,276 457,184
Ari Real Estate Arena
Investment, Ltd. 38,231 53,677
#Aryt Industries, Ltd. 10,852 215,607
*Ashdod Refinery, Ltd. 716 14,742
Ashtrom Group, Ltd. 29,352 652,594
AudioCodes, Ltd. 39,755 331,954
#Aura Investments, Ltd. 33,670 238,601
Automatic Bank Services, Ltd. 13,900 104,979
Ayalon Holdings, Ltd. 13,824 420,437
Azorim-Investment
Development & Construction
Co., Ltd. 52,091 334,587
Azrieli Group, Ltd. 4,331 585,100
Bank Hapoalim BM 420,141 10,450,504
Bank Leumi Le-Israel BM,
Class IS 770,670 18,635,830
#Baran Group, Ltd. 4,824 42,895
*Bet Shemesh Engines
Holdings 1997, Ltd. 7,091 1,798,908
Bezeq The Israeli
Telecommunication Corp., Ltd. 928,936 2,399,591
Big Shopping Centers, Ltd. 3,427 829,249
Shares Value
ISRAEL — (Continued)
Blue Square Real Estate, Ltd. 3,787 $ 554,620
*Camtek, Ltd. 7,201 1,114,263
*Carasso Motors, Ltd. 55,314 666,904
#Castro Model, Ltd. 1,356 61,385
Cellcom Israel, Ltd. 142,539 1,706,557
*CIELO-BLU GROUP, Ltd. 63,632 65,415
Clal Insurance Enterprises
Holdings, Ltd., Registered 99,252 7,280,750
Danel Adir Yeoshua, Ltd. 5,493 840,907
Danya Cebus, Ltd. 8,619 403,562
Delek Automotive Systems,
Ltd. 50,751 380,996
Delek Group, Ltd. 10,201 2,878,686
Delta Galil, Ltd. 12,267 670,033
Delta Israel Brands, Ltd. 3,770 179,326
Diplomat Holdings, Ltd. 8,324 140,628
*Doral Group Renewable
Energy Resources, Ltd. 106,818 1,505,282
#Duniec Brothers, Ltd. 1,748 153,001
El Al Israel Airlines 429,594 2,439,612
Elbit Systems, Ltd. 1,105 776,340
Electra Consumer Products
1970, Ltd. 14,397 462,834
Electra, Ltd. 22,621 787,607
*Ellomay Capital, Ltd. 820 22,132
Energix-Renewable Energies,
Ltd. 59,003 377,456
*Enlight Renewable Energy,
Ltd. 1,912 106,250
*Enlight Renewable Energy,
Ltd. 39,938 2,275,761
*Equital, Ltd. 19,285 907,943
*Fattal Holdings 1998, Ltd. 7,100 1,469,211
First International Bank Of
Israel, Ltd. (The) 44,880 3,836,816
#FMS Enterprises Migun, Ltd. 2,673 231,976
Formula Systems 1985, Ltd. 7,213 1,154,164
Formula Systems 1985, Ltd.,
ADR 278 45,022
Fox Wizel, Ltd. 11,473 1,162,001
*Gilat Satellite Networks, Ltd. 36,105 705,534
#*Hagag Group Real Estate
Development 35,677 288,381
Harel Insurance Investments &
Financial Services, Ltd. 86,306 3,985,201
Hilan, Ltd. 12,902 1,033,696
ICL Group, Ltd. 199,371 1,088,980
IDI Insurance Co., Ltd. 13,460 1,062,288
Ilex Medical, Ltd. 1,617 33,210
Inrom Construction Industries,
Ltd. 110,559 722,655
Israel Canada T.R, Ltd., Class
A 122,438 694,122
Israel Discount Bank, Ltd.,
Class A 805,548 9,553,240
#Israel Shipyards Industries,
Ltd. 4,082 234,453
*Israir Group, Ltd. 138,642 74,606
#Isras Investment Co., Ltd. 1,794 571,452

Dimensional International Core Equity 2 ETF
continued
Shares Value
ISRAEL — (Continued)
Isrotel, Ltd. 2,061 $ 115,374
Issta, Ltd. 11,510 412,668
Kamada, Ltd. 28,075 233,584
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 72,504 141,540
Kenon Holdings, Ltd. 14,072 1,008,135
Kvutzat Acro, Ltd. 18,593 260,208
Lahav L.R. Real Estate, Ltd. 55,412 170,554
#Land Development Nimrodi
Group, Ltd. 26,644 320,118
Lapidoth Capital, Ltd. 2,630 82,702
#Libra Insurance Co., Ltd. 10,158 59,625
M Yochananof & Sons, Ltd. 6,392 764,045
#Magic Software Enterprises,
Ltd. 46,100 1,184,309
*Malam - Team, Ltd. 6,291 267,486
Matrix IT, Ltd. 36,909 1,662,481
Max Stock, Ltd. 90,764 822,938
Mediterranean Towers, Ltd. 93,173 465,503
Mega Or Holdings, Ltd. 14,983 1,639,675
Meitav Investment House, Ltd. 46,532 1,818,880
Menora Mivtachim Holdings,
Ltd. 14,356 1,855,819
*Meshek Energy Renewable
Energies, Ltd. 220,971 768,651
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,880 380,860
*Migdal Insurance & Financial
Holdings, Ltd. 390,416 2,109,742
Mivne Real Estate KD, Ltd. 293,966 1,381,176
Mizrahi Tefahot Bank, Ltd. 48,675 3,833,644
*Naphtha Israel Petroleum
Corp., Ltd. 15,239 132,153
*Nayax, Ltd. 2,939 165,761
Neto Malinda Trading, Ltd. 8,080 468,266
*Neto ME Holdings, Ltd. 2,560 222,169
Next Vision Stabilized
Systems, Ltd. 59,505 5,370,161
#*Nice, Ltd., Sponsored ADR 283 30,114
#*Nova, Ltd. 17,156 7,854,703
*Nova, Ltd., Registered 1,057 526,721
Novolog, Ltd. 208,125 82,498
Oil Refineries, Ltd. 3,606,833 1,190,451
One Software Technologies,
Ltd. 33,819 977,232
*OPC Energy, Ltd. 58,771 1,609,812
*OY Nofar Energy, Ltd. 3,421 171,913
Palram Industries 1990, Ltd. 12,073 221,661
Partner Communications Co.,
Ltd. 158,154 1,932,914
Paz Retail And Energy, Ltd. 11,788 2,891,310
*Perion Network, Ltd. 17,245 150,553
Phoenix Financial, Ltd. 175,823 8,590,886
Plasson Industries, Ltd., Class
B 1,829 102,209
Polyram Plastic Industries, Ltd. 15,970 53,692
Shares Value
ISRAEL — (Continued)
*Prashkovsky Investments and
Construction, Ltd. 8,659 $ 439,338
*Priortech, Ltd. 2,381 200,317
Qualitau, Ltd. 3,746 818,195
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 11,009 1,258,568
*Rani Zim Shopping Centers,
Ltd. 42,258 67,112
Retailors, Ltd. 11,143 159,371
Scope Metals Group, Ltd. 7,405 437,773
Shapir Engineering and
Industry, Ltd. 10,128 97,990
*Shikun & Binui Soltec
Renewable Energy 288,234 317,203
*Shikun & Binui, Ltd. 184,012 1,078,921
Shufersal, Ltd. 131,669 1,705,937
Strauss Group, Ltd. 21,974 832,628
#Tadiran Group, Ltd. 1,388 69,481
ΩTamar Petroleum, Ltd. 43,004 475,349
#*TAT Technologies, Ltd. 2,337 115,171
Tel Aviv Stock Exchange, Ltd. 100,243 3,882,697
Telsys, Ltd. 2,995 221,659
*Teva Pharmaceutical
Industries, Ltd. 114,518 3,742,661
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 136,964 4,667,733
Tiv Taam Holdings 1, Ltd. 55,341 198,772
*Tower Semiconductor, Ltd. 28,711 3,868,233
*Turpaz Industries, Ltd. 13,330 337,132
*Veridis Environment, Ltd. 18,322 211,950
Victory Supermarket Chain,
Ltd. 4,875 87,029
Villar International, Ltd. 1,521 90,854
YD More Investments, Ltd. 33,890 527,365
YH Dimri Construction &
Development, Ltd. 2,676 342,899
TOTAL ISRAEL 174,820,791
ITALY — (3.4%)
A2A SpA 2,357,075 7,125,232
ACEA SpA 59,645 1,667,489
Amplifon SpA 2,777 44,897
#*Aquafil SpA 27,022 46,099
Ariston Holding NV, Class B 117,976 666,666
Arnoldo Mondadori Editore
SpA 199,334 505,105
Ascopiave SpA 87,321 349,562
Avio SpA 1,393 57,422
Azimut Holding SpA 167,576 7,081,182
B&C Speakers SpA 1,823 30,254
Banca Generali SpA 77,578 5,237,516
Banca IFIS SpA 59,273 1,934,915
Banca Mediolanum SpA 225,849 5,309,163
Banca Monte dei Paschi di
Siena SpA 2,224,751 23,116,152
Banca Profilo SpA 440 94
Ω*Banca Sistema SpA 24,788 47,006
Banco BPM SpA, Class R 1,466,955 22,024,045

Dimensional International Core Equity 2 ETF
continued
Shares Value
ITALY — (Continued)
Banco di Desio e della Brianza
SpA 55,828 $ 620,326
#BasicNet SpA 1,672 14,202
#Biesse SpA 13,411 99,556
#BPER Banca SPA 1,859,604 26,226,660
Brembo NV 165,160 1,992,342
#Brunello Cucinelli SpA 42,507 4,075,834
Buzzi SpA 112,590 6,418,560
*Cairo Communication SpA 92,861 309,875
Cembre SpA 4,143 343,040
Cementir Holding NV 58,084 1,312,898
*CIR SpA-Compagnie
Industriali 620,252 515,044
Comer Industries SpA, Class R 1,237 75,935
Credito Emiliano SpA 98,539 1,817,025
d'Amico International Shipping
SA 96,436 683,191
Danieli & C Officine
Meccaniche SpA 53,981 2,792,231
Danieli & C Officine
Meccaniche SpA 24,785 1,834,004
Datalogic SpA, Class M 15,566 77,128
Davide Campari-Milano NV,
Class M 178,126 1,268,060
De' Longhi SpA 60,727 2,687,483
Ω*doValue SpA 25,546 79,503
Emak SpA 77,715 87,184
ΩEnav SpA 124,930 723,797
Enel SpA 2,092,748 23,173,640
Eni SpA, Class B 1,517,701 31,102,236
#Eni SpA, Sponsored ADR 3,397 139,005
ERG SpA 60,899 1,624,302
Esprinet SpA 32,528 239,922
Ferrari NV 1,344 448,970
#Ferrari NV 22,038 7,342,400
#Ferretti SpA 75,344 321,963
Fiera Milano SpA 45,557 377,212
Fila SpA 42,561 463,797
*Fincantieri SpA 75,984 1,446,316
FinecoBank Banca Fineco SpA 556,855 14,806,097
FNM SpA 167,594 98,693
Garofalo Health Care SpA 14,818 98,542
Gefran SpA 3,871 49,966
Generali 209,236 8,560,311
#*Geox SpA 106 37
#GPI SpA 8,743 187,221
Hera SpA 1,208,297 5,988,443
#IMMSI SpA 190,642 120,883
Industrie De Nora SpA 6,214 56,146
Ω#Infrastrutture Wireless
Italiane SpA 74,162 656,410
Intercos SpA 17,214 260,080
Interpump Group SpA, Class R 20,979 1,219,936
Intesa Sanpaolo SpA 2,482,345 17,618,395
Iren SpA 532,115 1,707,923
Italgas SpA 552,758 6,648,247
Italmobiliare SpA 13,552 449,003
Iveco Group NV 292,661 6,569,884
Leonardo SpA 237,133 15,882,590
Shares Value
ITALY — (Continued)
Lottomatica Group Spa 102,261 $ 2,520,698
LU-VE SpA, Registered 3,141 150,216
Maire SpA 214,380 3,749,061
#MARR SpA 20,627 219,869
MFE MediaForEurope NV,
Class A 166,133 612,687
MFE-MediaForEurope NV,
Class A 426,349 1,595,677
MFE-MediaForEurope NV,
Class B 76,196 367,120
Moltiply Group SpA 14,566 603,032
Moncler SpA 134,607 7,848,258
*NewPrinces SpA 6,174 144,401
Ω#Nexi SpA 533,337 2,287,325
Orsero SpA 11,192 259,369
ΩOVS SpA 275,699 1,561,872
Pharmanutra SpA 3,349 251,400
Ω*Philogen SpA 1,803 45,044
#Piaggio & C SpA 212,598 441,089
ΩPirelli & C SpA 538,193 4,063,115
ΩPoste Italiane SpA 183,623 4,849,545
Prysmian SpA 141,393 16,896,579
ΩRAI Way SpA 122,456 831,835
Recordati Industria Chimica e
Farmaceutica SpA 97,435 5,371,455
Reply SpA 24,026 3,155,524
Rizzoli Corriere Della Sera
Mediagroup SpA 201,159 233,088
Sabaf SpA 1,983 32,555
*Safilo Group SpA 196,730 498,507
#Saipem SpA 2,072,961 7,667,129
*Salvatore Ferragamo SpA 48,369 380,643
#Sanlorenzo SpA 15,551 596,635
Sesa SpA 9,761 1,038,713
Snam SpA 646,494 4,459,269
Sogefi SpA 58,331 222,754
SOL SpA 27,416 1,480,747
#Stellantis NV 375,958 3,710,706
ΩTechnogym SpA 183,642 3,840,713
*Telecom Italia SpA 16,426,213 11,138,668
*Telecom Italia SpA 5,991,918 4,767,416
Tenaris SA 94,192 2,102,170
#Tenaris SA, Sponsored ADR 91,599 4,057,836
#Terna - Rete Elettrica
Nazionale 709,018 7,697,659
*Tesmec SpA 494,605 95,322
*TREVI - Finanziaria
Industriale SpA 384,575 320,715
#TXT e-solutions SpA 8,501 288,228
UniCredit SpA 605,738 52,929,473
Unipol Assicurazioni SpA 456,027 10,185,713
Webuild SpA 774,837 3,217,042
#Wiit SpA 15,466 480,219
TOTAL ITALY 456,222,338
JAPAN — (21.3%)
#&Do Holdings Co., Ltd. 13,300 93,891
77 Bank, Ltd. (The) 99,900 5,476,173

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
A&D HOLON Holdings Co.,
Ltd. 34,800 $ 514,127
AB&Company Co., Ltd.,
Registered 11,200 87,706
Abalance Corp. 1,800 6,604
ABC-Mart, Inc. 95,600 1,534,769
Achilles Corp. 11,900 111,779
#AD Works Group Co., Ltd. 96,100 275,355
ADEKA Corp. 122,500 3,641,012
#Ad-sol Nissin Corp. 14,784 168,963
Adtec Plasma Technology
Co., Ltd. 4,400 45,837
Advantest Corp. 182,800 30,223,739
Aeon Co., Ltd. 646,620 8,865,560
#*Aeon Fantasy Co., Ltd. 8,300 153,022
#Aeon Hokkaido Corp. 49,800 302,493
Aeon Kyushu Co., Ltd. 2,600 49,081
AFC-HD AMS Life Science
Co., Ltd. 10,200 58,452
AGC, Inc. 86,200 3,184,583
AGS Corp. 6,400 58,665
#Ahresty Corp. 25,801 138,154
Ai Holdings Corp. 30,400 524,994
Aica Kogyo Co., Ltd. 62,100 1,413,010
Aichi Financial Group, Inc. 46,000 1,631,142
#Aichi Steel Corp. 22,800 455,231
Aida Engineering, Ltd. 65,100 505,152
Aidma Holdings, Inc. 2,000 27,538
Ain Holdings, Inc. 32,728 1,369,501
Air Water, Inc. 248,400 3,775,274
#Airman Corp. 13,700 171,405
Airport Facilities Co., Ltd. 26,100 165,980
#Airtech Japan, Ltd. 5,800 46,322
Aisan Industry Co., Ltd. 54,800 779,761
Aisin Corp. 465,800 8,344,602
AIT Corp. 7,400 107,407
#Aizawa Securities Group Co.,
Ltd. 8,700 79,916
Ajinomoto Co., Inc. 222,200 5,070,297
Akatsuki Corp. 27,400 110,481
#*Akebono Brake Industry
Co., Ltd. 194,900 142,770
Akita Bank, Ltd. (The) 16,300 535,725
#Albis Co., Ltd. 6,199 105,205
#Alconix Corp. 31,400 552,848
Alfresa Holdings Corp. 148,400 2,394,448
Alinco, Inc. 18,000 130,688
#Alleanza Holdings Co., Ltd. 3,000 20,984
Allied Telesis Holdings KK,
Class B 104,500 215,422
Almado, Inc. 5,700 42,271
#Alpen Co., Ltd. 20,900 293,868
Alpha Corp. 700 5,804
AlphaPolis Co., Ltd. 6,400 64,597
Alps Alpine Co., Ltd.,
Registered 279,046 3,644,095
ALSOK Co., Ltd. 316,800 2,459,277
Altech Corp. 12,600 214,492
Amada Co., Ltd. 338,000 4,337,294
Shares Value
JAPAN — (Continued)
Amano Corp. 55,200 $ 1,400,576
#Amiyaki Tei Co., Ltd. 8,858 79,760
#Amvis Holdings, Inc. 83,700 258,816
ANA Holdings, Inc. 64,700 1,260,362
Anabuki Kosan, Inc. 2,200 33,215
and ST HD Co., Ltd., Class B 39,400 710,303
Anest Iwata Corp. 23,900 256,105
#Anicom Holdings, Inc., Class
B 106,200 722,871
Anycolor, Inc. 60,000 1,713,341
#AnyMind Group, Inc. 9,900 43,063
AOKI Holdings, Inc. 46,500 556,155
Aoyama Trading Co., Ltd. 89,300 1,518,436
Aoyama Zaisan Networks Co.,
Ltd. 22,100 216,616
Aozora Bank, Ltd., Class A 129,700 2,103,652
Appier Group, Inc. 121,500 817,561
Arakawa Chemical Industries,
Ltd. 15,500 132,131
Arata Corp. 36,734 733,442
Araya Industrial Co., Ltd. 1,500 51,050
ARCLANDS Corp. 91,520 1,135,546
Arcs Co., Ltd. 44,313 998,235
ARE Holdings, Inc. 47,300 1,113,049
Arealink Co., Ltd. 43,400 312,291
Argo Graphics, Inc. 48,800 455,226
Arisawa Manufacturing Co.,
Ltd. 52,400 606,340
Artience Co., Ltd. 47,600 1,141,709
#Artnature, Inc. 4,500 24,037
Artner Co., Ltd. 7,400 99,348
As One Corp. 69,800 1,050,439
Asahi Co., Ltd. 19,200 160,436
Asahi Diamond Industrial Co.,
Ltd. 53,700 315,043
Asahi Group Holdings, Ltd. 691,900 7,232,521
Asahi Intecc Co., Ltd. 137,800 2,295,773
Asahi Kasei Corp. 1,240,700 12,060,350
#Asahi Kogyosha Co., Ltd. 12,800 298,716
Asahi Net, Inc. 26,500 121,969
ASAHI YUKIZAI Corp. 18,100 633,606
Asanuma Corp. 86,900 594,881
Ascentech KK 700 6,666
#Asia Pile Holdings Corp. 38,100 347,015
Asics Corp. 356,800 8,592,714
ASKA Pharmaceutical
Holdings Co., Ltd. 17,200 278,527
ASKUL Corp. 69,900 618,524
Astellas Pharma, Inc. 1,032,800 14,354,487
Astena Holdings Co., Ltd. 48,200 149,356
Atrae, Inc. 18,800 84,457
Aucnet, Inc. 17,600 234,119
Autobacs Seven Co., Ltd. 111,300 1,187,604
#Aval Data Corp. 3,000 57,624
Avant Group Corp. 25,900 274,850
Avex, Inc. 16,600 128,702
Awa Bank, Ltd. (The) 45,800 1,540,918
Axial Retailing, Inc. 82,004 617,715
Axyz Co., Ltd. 400 11,007

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Azbil Corp. 374,200 $ 3,267,519
#AZ-COM MARUWA Holdings,
Inc. 72,700 467,512
AZOOM Co., Ltd. 6,700 196,318
Bandai Namco Holdings, Inc. 241,000 6,264,813
Bando Chemical Industries,
Ltd. 30,000 393,621
*Bank of Innovation, Inc. 1,100 44,782
Bank of Iwate, Ltd. (The) 15,000 593,154
Bank of Nagoya, Ltd. (The) 34,800 1,103,151
#Bank of Saga, Ltd. (The) 6,700 199,358
#Bank of the Ryukyus, Ltd. 52,900 754,441
Base Co., Ltd. 7,800 153,462
*baudroie, Inc. 4,600 61,071
BayCurrent, Inc. 74,100 2,613,627
Beauty Garage, Inc. 6,500 61,604
Belc Co., Ltd., Class R 12,900 640,568
Bell System24 Holdings, Inc. 38,300 355,540
Belluna Co., Ltd. 86,300 544,340
#Bewith, Inc. 4,000 43,070
Bic Camera, Inc. 148,400 1,652,256
BIPROGY, Inc. 73,000 2,426,235
B-Lot Co., Ltd., Class B 18,000 175,029
Blue Zones Holdings Co., Ltd. 21,300 1,226,000
#Bookoff Group Holdings, Ltd. 14,400 147,958
Bourbon Corp. 2,100 37,028
#Br. Holdings Corp. 23,112 52,888
B-R31 Ice Cream Co., Ltd. 900 23,279
Bridgestone Corp. 452,600 10,225,016
Broadleaf Co., Ltd. 24,600 105,251
#Broadmedia Corp. 4,400 55,193
BRONCO BILLY Co., Ltd. 2,100 52,139
Brother Industries, Ltd. 209,100 4,258,993
Buffalo, Inc. 7,200 209,568
#Bull-Dog Sauce Co., Ltd. 4,800 58,343
Bunka Shutter Co., Ltd. 54,200 710,088
Bushiroad, Inc. 5,700 10,420
Business Brain Showa-Ota,
Inc., Class G 10,000 217,490
Business Engineering Corp.,
Class G 16,000 148,528
BuySell Technologies Co., Ltd. 5,300 168,009
C. Uyemura & Co., Ltd. 10,100 1,169,363
Calbee, Inc. 92,300 1,804,595
Can Do Co., Ltd. 1,000 22,203
Canon Marketing Japan, Inc. 30,300 1,323,882
Canon, Inc. 139,300 4,230,653
Canon, Inc., Sponsored ADR 68,669 2,089,598
Capcom Co., Ltd. 198,800 5,072,454
Career Design Center Co., Ltd. 2,400 38,071
#Careerlink Co., Ltd. 5,200 88,925
#Carlit Co., Ltd. 20,500 300,736
Casio Computer Co., Ltd. 116,900 1,142,780
Cawachi, Ltd. 17,400 349,669
CCI Group, Inc. 280,500 1,681,982
CDS Co., Ltd. 4,400 51,884
#Celsys, Inc. 40,257 377,099
Central Automotive Products,
Ltd. 21,000 284,520
Shares Value
JAPAN — (Continued)
Central Glass Co., Ltd. 28,900 $ 681,940
Central Japan Railway Co. 62,500 1,745,025
Central Security Patrols Co.,
Ltd. 6,450 121,800
#Central Sports Co., Ltd. 3,200 50,512
#Ceres, Inc. 9,200 109,081
#Change Holdings, Inc. 53,100 361,779
Charm Care Corp. KK 33,600 283,594
Chiba Bank, Ltd. (The) 143,500 1,938,636
Chiba Kogyo Bank, Ltd. (The) 75,200 966,203
#CHIMNEY Co., Ltd. 2,100 17,357
Chino Corp. 10,000 91,015
#*Chiyoda Corp. 130,400 1,083,708
Chori Co., Ltd. 9,200 234,980
Choushimaru Co., Ltd. 900 9,481
Chubu Electric Power Co., Inc. 199,001 2,901,292
Chubu Shiryo Co., Ltd. 24,402 285,370
#Chubu Steel Plate Co., Ltd. 3,300 47,213
Chuetsu Pulp & Paper Co.,
Ltd. 10,600 138,805
Chugai Mining Co., Ltd. 300 2,174
Chugai Pharmaceutical Co.,
Ltd. 174,100 9,932,932
Chugai Ro Co., Ltd. 4,400 133,632
Chugin Financial Group, Inc. 164,000 2,964,566
Chugoku Electric Power Co.,
Inc. (The) 382,400 2,448,441
Chugoku Marine Paints, Ltd. 59,900 1,691,070
Citizen Watch Co., Ltd. 411,700 3,637,671
CKD Corp. 76,300 2,032,886
CK-San-Etsu Co., Ltd. 4,000 110,463
Cleanup Corp. 4,500 25,496
CMK Corp. 127,800 454,002
Coca-Cola Bottlers Japan
Holdings, Inc. 171,900 3,822,229
#Colowide Co., Ltd. 70,000 802,055
Computer Engineering &
Consulting, Ltd. 24,900 355,438
Computer Institute of Japan,
Ltd. 26,300 89,167
COMSYS Holdings Corp. 97,000 3,030,857
Comture Corp. 30,000 315,247
Copro-Holdings Co., Ltd. 9,800 68,294
Core Corp., Class D 6,300 93,728
Cosmo Energy Holdings Co.,
Ltd. 169,800 5,078,810
Cosmos Initia Co., Ltd. 14,000 106,275
Cosmos Pharmaceutical Corp. 56,000 2,521,198
#Cota Co., Ltd. 22,528 171,450
CREAL, Inc. 10,900 68,681
#Create Restaurants Holdings,
Inc. 230,200 1,105,784
Create SD Holdings Co., Ltd. 32,800 689,978
Creek & River Co., Ltd. 11,200 110,359
Cresco, Ltd. 21,100 228,973
#Cross Cat Co., Ltd. 8,100 54,294
*CrowdWorks, Inc. 17,400 87,643
CTI Engineering Co., Ltd. 26,600 509,032
#CTS Co., Ltd. 16,600 109,655

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#*CUC, Inc. 8,700 $ 47,769
Curves Holdings Co., Ltd. 64,100 309,571
CyberAgent, Inc. 277,930 2,523,279
Cyberlinks Co., Ltd. 1,700 14,326
#Cybozu, Inc. 36,200 559,450
Dai Nippon Printing Co., Ltd. 133,800 2,400,438
Dai Nippon Toryo Co., Ltd. 14,800 132,016
Daicel Corp. 368,300 3,475,046
Dai-Dan Co., Ltd. 115,200 1,999,907
#Daido Metal Co., Ltd. 60,000 399,455
Daido Steel Co., Ltd. 215,100 2,767,882
#Daiei Kankyo Co., Ltd. 8,700 229,823
Daifuku Co., Ltd. 141,200 5,069,140
Daihatsu Infinearth Mfg Co.,
Ltd. 25,500 404,337
#Daiho Corp. 25,000 127,382
Daiichi Jitsugyo Co., Ltd. 13,400 276,235
Dai-ichi Life Holdings, Inc. 1,280,500 11,226,995
Daiichi Sankyo Co., Ltd. 130,400 2,397,345
Daiichikosho Co., Ltd. 110,865 1,201,289
Daiken Medical Co., Ltd. 17,000 51,685
Daiki Aluminium Industry Co.,
Ltd. 27,500 233,178
Daikin Industries, Ltd. 70,400 8,481,680
#Daikoku Denki Co., Ltd. 6,300 115,945
#Daikokutenbussan Co., Ltd. 10,200 335,900
Daikyonishikawa Corp. 53,900 286,167
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 18,229 514,042
Daio Paper Corp. 130,501 822,293
Daiseki Co., Ltd. 44,400 998,755
Daishi Hokuetsu Financial
Group, Inc. 187,600 2,234,028
#Daishinku Corp. 17,175 65,467
Daisue Construction Co., Ltd. 6,700 166,349
Daisyo Corp. 3,400 25,193
Daito Pharmaceutical Co., Ltd. 28,880 249,747
Daito Trust Construction Co.,
Ltd. 164,700 3,347,170
Daitron Co., Ltd. 21,000 345,099
Daiwa House Industry Co., Ltd. 313,900 10,703,449
Daiwa Securities Group, Inc. 814,200 7,935,626
Daiwabo Holdings Co., Ltd. 120,500 2,371,567
DCM Holdings Co., Ltd. 99,300 1,049,905
Dear Life Co., Ltd. 53,400 396,017
Delica Foods Holdings Co.,
Ltd. 2,500 14,391
Denka Co., Ltd. 173,200 3,334,094
Denso Corp. 342,600 4,759,444
*Dentsu Group, Inc. 124,001 2,405,504
Dentsu Soken, Inc. 55,200 871,692
Dexerials Corp. 220,200 3,837,727
DIC Corp. 143,900 3,526,138
Digital Arts, Inc. 11,500 418,222
Digital Hearts Holdings Co.,
Ltd. 14,000 83,405
Digital Information
Technologies Corp. 14,200 117,183
Shares Value
JAPAN — (Continued)
#dip Corp. 48,065 $ 639,059
Disco Corp. 7,600 3,261,014
#DKS Co., Ltd. 6,700 445,190
DMG Mori Co., Ltd. 284,100 5,009,413
Double Standard, Inc. 6,800 74,189
Doutor Nichires Holdings Co.,
Ltd. 48,000 877,480
Dowa Holdings Co., Ltd. 86,200 5,148,754
DTS Corp. 128,600 1,048,741
#DyDo Group Holdings, Inc. 23,100 368,528
#Eagle Industry Co., Ltd. 27,700 555,760
Earth Corp. 13,000 412,096
East Japan Railway Co. 99,600 2,513,567
#EAT&HOLDINGS Co., Ltd. 4,600 61,518
Ebara Corp. 308,400 9,308,378
Ebara Foods Industry, Inc. 5,700 96,404
Ebara Jitsugyo Co., Ltd. 13,400 185,807
Ebase Co., Ltd. 22,300 63,029
Eco's Co., Ltd. 8,700 171,733
EDION Corp. 109,100 1,497,243
eGuarantee, Inc. 49,100 557,651
#Ehime Bank, Ltd. (The) 50,100 551,470
Eidai Co., Ltd. 8,400 12,797
Eisai Co., Ltd. 76,600 2,140,688
EJ Holdings, Inc. 6,200 72,225
Elan Corp. 23,200 100,615
Elecom Co., Ltd. 37,000 394,801
Electric Power Development
Co., Ltd., Class B 52,100 1,109,143
#EM Systems Co., Ltd. 47,300 222,916
EN, Inc. 36,500 339,540
Endo Lighting Corp. 12,800 197,485
ENEOS Holdings, Inc. 2,392,200 20,136,599
Enomoto Co., Ltd. 7,000 110,314
#Enplas Corp. 3,700 217,308
Entrust, Inc. 1,600 11,679
ERI Holdings Co., Ltd. 4,300 120,002
ES-Con Japan, Ltd. 53,000 409,886
Eslead Corp. 6,100 266,919
ESPEC Corp. 16,400 365,189
Eternal Hospitality Group Co.,
Ltd. 6,800 155,607
*Euglena Co., Ltd. 14,400 38,740
eWeLL Co., Ltd. 7,200 116,733
#*ExaWizards, Inc. 16,700 77,513
Exedy Corp. 39,200 1,448,464
EXEO Group, Inc. 269,100 4,501,572
Ezaki Glico Co., Ltd. 55,200 1,979,914
F&M Co., Ltd. 4,700 74,190
FaithNetwork Co, Ltd. 18,200 98,634
FALCO HOLDINGS Co., Ltd. 7,000 121,477
FANUC Corp. 28,700 1,166,344
Fast Retailing Co., Ltd. 26,500 10,101,128
*f-code, Inc. 7,800 83,228
*FDK Corp. 2,500 6,256
Feed One Co., Ltd. 26,600 191,577
Ferrotec Corp. 62,186 2,390,529
#FFRI Security, Inc. 1,800 107,935

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#FIDEA Holdings Co., Ltd. 15,700 $ 203,756
#FINDEX, Inc. 19,000 105,925
Fintech Global, Inc. 308,500 291,981
#First Bank of Toyama, Ltd.
(The) 80,400 1,158,623
#Fixstars Corp. 48,400 475,968
#Focus Systems Corp. 8,600 102,301
Food & Life Cos., Ltd. 129,500 7,111,335
#Forval Corp. 5,000 37,015
#Foster Electric Co., Ltd. 31,400 563,230
FP Corp. 58,300 996,610
#FP Partner, Inc. 7,100 103,329
France Bed Holdings Co., Ltd. 35,600 307,167
Freebit Co., Ltd. 10,100 107,836
#*Fronteo, Inc. 34,200 185,566
F-Tech, Inc. 8,900 45,464
#Fudo Tetra Corp. 19,000 369,506
Fuji Co., Ltd. 34,200 467,351
Fuji Corp. 53,900 1,330,554
Fuji Corp., Ltd. 14,900 79,590
#Fuji Die Co., Ltd. 11,400 82,178
Fuji Electric Co., Ltd. 96,502 6,875,126
Fuji Kyuko Co., Ltd. 28,600 380,073
FUJI OIL Co., Ltd. 42,900 1,118,526
#Fuji Pharma Co., Ltd. 20,000 247,375
Fuji Seal International, Inc. 47,400 981,739
Fuji United Holdings Co., Ltd. 8,500 69,704
#Fujibo Holdings, Inc. 8,043 448,919
#Fujicco Co., Ltd. 21,315 223,016
FUJIFILM Holdings Corp. 187,200 3,746,184
Fujikura Composites, Inc. 17,700 260,119
Fujikura, Ltd. 137,300 17,418,391
Fujimak Corp. 1,500 10,793
Fujimi, Inc. 50,400 891,949
Fujita Kanko, Inc. 36,000 580,630
Fujitsu, Ltd. 466,900 12,963,391
#Fujiya Co., Ltd. 11,500 190,772
FuKoKu Co., Ltd. 11,500 149,695
Fukuda Corp. 5,800 293,271
Fukuda Denshi Co., Ltd. 17,200 945,521
#Fukui Bank, Ltd. (The) 7,962 150,404
Fukui Computer Holdings, Inc. 10,300 211,328
Fukuoka Financial Group, Inc. 172,700 6,270,535
Fukuyama Transporting Co.,
Ltd. 17,100 508,810
FULLCAST Holdings Co., Ltd. 19,000 207,293
Fumakilla, Ltd. 4,400 33,058
Funai Soken Holdings, Inc. 82,300 597,537
Furukawa Co., Ltd. 47,800 1,434,682
Furukawa Electric Co., Ltd. 109,300 9,586,601
#Furuno Electric Co., Ltd. 39,700 1,834,960
#Furuya Metal Co., Ltd. 26,300 718,621
Furyu Corp. 20,400 136,079
Fuso Chemical Co., Ltd. 22,800 1,099,650
Fuso Pharmaceutical
Industries, Ltd. 6,300 92,789
Futaba Industrial Co., Ltd. 106,700 718,665
Future Corp. 39,800 489,179
Shares Value
JAPAN — (Continued)
G-7 Holdings, Inc. 23,500 $ 222,417
GA Technologies Co., Ltd. 31,900 321,978
#Gakken Holdings Co., Ltd. 43,000 291,851
Gakkyusha Co., Ltd. 3,900 60,778
Gakujo Co., Ltd. 5,700 65,513
Galilei Co., Ltd. 13,700 342,367
Gecoss Corp. 9,092 93,301
#Genki Global Dining
Concepts Corp. 11,400 229,833
Genky DrugStores Co., Ltd. 20,800 568,339
#Geo Holdings Corp. 44,900 529,451
#Gift Holdings, Inc. 9,900 235,852
#giftee, Inc. 37,601 309,564
#Giken, Ltd. 19,401 251,662
Global Link Management KK 10,400 139,691
GLOBERIDE, Inc. 22,200 316,177
Glory, Ltd. 59,800 1,558,770
GLTECHNO HOLDINGS, Inc. 6,780 143,063
#GMO Financial Gate, Inc. 4,599 151,452
GMO Financial Holdings, Inc. 68,800 396,494
#GMO GlobalSign Holdings
KK 7,100 103,421
GMO Payment Gateway, Inc. 30,200 1,749,431
Godo Steel, Ltd. 12,000 311,163
#*Gokurakuyu Holdings Co.,
Ltd. 11,900 37,568
Goldwin, Inc. 73,763 1,232,252
#Good Com Asset Co., Ltd. 20,800 176,772
#Grandy House Corp. 20,200 82,235
Greens Co., Ltd. 8,100 110,846
grems, Inc. 11,251 175,045
GS Yuasa Corp. 164,000 3,813,484
#GSI Creos Corp. 7,200 117,106
G-Tekt Corp. 34,900 443,207
*Gumi, Inc. 44,100 100,916
Gunma Bank, Ltd. (The) 338,400 4,254,679
Gunze, Ltd. 30,100 876,112
H.U. Group Holdings, Inc. 71,400 1,485,764
H2O Retailing Corp. 147,400 2,018,079
Hachijuni Nagano Bank, Ltd. 394,942 4,928,454
Hagihara Industries, Inc. 11,000 121,295
Hagiwara Electric Holdings
Co., Ltd. 6,501 155,297
Hakudo Co., Ltd. 2,500 37,955
Hakuhodo DY Holdings, Inc. 231,901 1,736,326
Hakuto Co., Ltd. 3,700 99,540
Halows Co., Ltd. 12,100 356,505
Hamakyorex Co., Ltd. 91,600 1,087,253
Hamamatsu Photonics KK 184,702 2,049,850
Hankyu Hanshin Holdings, Inc. 119,800 3,351,853
Hanwa Co., Ltd. 30,400 1,548,969
Happinet Corp. 44,000 788,383
Hard Off Corp. Co., Ltd. 10,500 138,312
Harima Chemicals Group, Inc. 8,900 56,772
Haseko Corp. 304,200 6,241,365
#Hashimoto Sogyo Holdings
Co., Ltd. 5,100 43,112
Hazama Ando Corp. 211,500 2,738,011
Heiwa Corp. 18,700 245,478

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Heiwa Real Estate Co., Ltd. 23,000 $ 336,815
Heiwado Co., Ltd. 43,346 827,806
#Hennge K.K. 27,100 204,137
Hibino Corp. 3,900 81,408
Hiday Hidaka Corp. 31,900 643,128
*Hino Motors, Ltd. 613,301 1,653,917
Hioki EE Corp. 10,432 416,577
Hirakawa Hewtech Corp. 940 16,703
Hirano Tecseed Co., Ltd. 6,300 75,105
Hirata Corp. 50,600 842,349
Hirogin Holdings, Inc. 498,800 5,648,928
Hirose Electric Co., Ltd. 22,900 2,462,054
Hirose Tusyo, Inc. 3,400 81,551
Hiroshima Electric Railway
Co., Ltd. 3,200 13,193
HIS Co., Ltd. 126,301 1,052,918
Hitachi Construction Machinery
Co., Ltd. 112,600 3,686,909
Hitachi, Ltd. 1,353,500 47,038,205
Hochiki Corp. 17,200 549,695
Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 3,000 59,996
Hodogaya Chemical Co., Ltd. 15,700 231,846
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 1,900 48,960
#Hokkaido Electric Power Co.,
Inc. 215,600 1,466,125
Hokkaido Gas Co., Ltd. 47,500 253,419
Hokkan Holdings, Ltd. 5,959 90,239
Hokko Chemical Industry Co.,
Ltd. 16,100 182,437
#Hokuetsu Corp. 57,300 335,792
Hokuhoku Financial Group,
Inc. 178,900 6,146,571
Hokuriku Electric Industry Co.,
Ltd. 2,700 52,684
#Hokuriku Electric Power Co. 177,800 1,126,320
Hokuryo Co., Ltd. 2,600 50,817
Hokuto Corp. 26,200 336,289
Honda Motor Co., Ltd. 739,000 7,449,404
Honda Motor Co., Ltd.,
Sponsored ADR 163,947 4,972,513
H-One Co., Ltd. 24,800 232,148
#Honeys Holdings Co., Ltd. 24,300 232,036
Hoosiers Holdings Co., Ltd. 46,700 401,125
Horiba, Ltd. 41,700 4,950,963
Hoshizaki Corp. 36,300 1,197,999
#Hosokawa Micron Corp. 12,100 480,831
#Hotland Holdings Co., Ltd. 9,500 119,966
House Foods Group, Inc. 74,907 1,454,097
Howa Machinery, Ltd. 21,800 194,315
Hoya Corp. 78,100 13,097,673
HS Holdings Co., Ltd.,
Registered 9,101 76,933
Hulic Co., Ltd. 372,700 4,443,118
Human Technologies, Inc. 2,600 30,675
Hyakugo Bank, Ltd. (The) 345,400 3,141,425
Hyakujushi Bank, Ltd. (The) 33,500 1,813,335
Ibiden Co., Ltd. 220,802 11,778,683
Shares Value
JAPAN — (Continued)
IBJ, Inc. 28,500 $ 133,576
#Ichibanya Co., Ltd. 55,500 322,725
Ichigo, Inc. 122,800 323,996
Ichiken Co., Ltd. 4,500 145,566
Ichikoh Industries, Ltd. 34,200 113,734
Ichinen Holdings Co., Ltd. 23,600 322,500
#Ichiyoshi Securities Co., Ltd. 29,600 231,028
ID Holdings Corp. 10,000 129,457
#IDEA Consultants, Inc. 2,800 74,601
Idec Corp. 24,200 450,710
Idemitsu Kosan Co., Ltd. 866,945 7,342,562
IDOM, Inc. 133,500 1,317,172
#IG Port, Inc. 7,900 61,762
IHI Corp. 475,600 11,000,524
Iida Group Holdings Co., Ltd. 121,000 1,999,410
Iino Kaiun Kaisha, Ltd. 139,300 1,415,937
IKK Holdings, Inc. 10,200 52,699
I'll, Inc. 11,601 186,807
#Imasen Electric Industrial 14,200 81,743
#Imuraya Group Co., Ltd. 12,197 196,958
Inaba Denki Sangyo Co., Ltd. 27,900 465,362
Inaba Seisakusho Co., Ltd. 8,200 84,998
Inabata & Co., Ltd. 41,000 1,039,220
Infomart Corp. 352,900 1,034,039
*Inforich, Inc. 700 8,291
INFRONEER Holdings, Inc. 371,300 5,574,555
#Innotech Corp. 9,100 125,121
Inpex Corp. 1,061,300 23,687,644
Insource Co., Ltd. 96,700 453,849
Intage Holdings, Inc. 12,600 138,203
Intelligent Wave, Inc. 8,900 54,868
Inter Action Corp. 2,000 18,786
Internet Initiative Japan, Inc. 130,300 2,105,782
*Intloop, Inc. 2,600 60,677
#Inui Global Logistics Co., Ltd. 19,900 167,059
#IPS, Inc. 7,200 137,736
Iriso Electronics Co., Ltd. 27,101 585,027
ISB Corp. 10,500 123,473
#Ise Chemicals Corp. 11,000 422,858
#Iseki & Co., Ltd. 33,700 390,392
Isetan Mitsukoshi Holdings,
Ltd. 270,400 4,339,266
Ishihara Chemical Co., Ltd. 3,200 47,981
Ishihara Sangyo Kaisha, Ltd. 52,100 989,920
Ishizuka Glass Co., Ltd. 1,900 45,203
#Istyle, Inc. 155,300 456,054
Isuzu Motors, Ltd. 509,600 8,209,231
Itfor, Inc. 18,900 208,040
#ITmedia, Inc. 8,300 92,437
Ito En, Ltd. 83,100 1,533,681
ITOCHU Corp. 1,561,850 19,955,960
Itochu Enex Co., Ltd. 69,200 857,710
Itochu-Shokuhin Co., Ltd. 5,800 414,715
Itoham Yonekyu Holdings, Inc. 30,070 1,171,533
Itoki Corp. 48,000 809,646
IwaiCosmo Holdings, Inc. 25,800 581,194
Iwaki Co., Ltd. 8,000 138,571
Iwatani Corp. 344,600 4,086,903

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Iyogin Holdings, Inc. 286,100 $ 5,324,732
Izumi Co., Ltd. 41,700 827,188
#J Front Retailing Co., Ltd. 366,700 5,356,920
J Trust Co., Ltd. 97,500 308,440
JAC Recruitment Co., Ltd. 66,500 426,348
*Jade Group, Inc. 9,300 100,560
JANOME Corp. 12,600 97,853
Japan Airlines Co., Ltd. 177,700 3,368,881
Japan Airport Terminal Co.,
Ltd. 84,200 2,637,459
Japan Animal Referral Medical
Center Co., Ltd. 13,000 105,173
Japan Aviation Electronics
Industry, Ltd. 66,100 1,028,394
Japan Business Systems, Inc. 11,600 137,687
#Japan Cash Machine Co.,
Ltd. 32,900 216,475
#*Japan Communications, Inc. 297,701 274,041
#Japan Electronic Materials
Corp. 23,400 726,604
Japan Elevator Service
Holdings Co., Ltd. 177,400 1,869,336
Japan Engine Corp. 2,300 202,924
Japan Exchange Group, Inc. 536,900 5,871,582
Japan Eyewear Holdings Co.,
Ltd. 2,300 29,954
Japan Hospice Holdings, Inc. 1,200 8,028
#Japan Investment Adviser
Co., Ltd. 57,300 824,992
Japan Lifeline Co., Ltd. 77,100 772,199
Japan Material Co., Ltd. 74,900 866,210
Japan Medical Dynamic
Marketing, Inc. 25,101 79,081
Japan Post Holdings Co., Ltd. 212,600 2,555,858
Japan Post Insurance Co., Ltd. 56,500 1,748,914
Japan Property Management
Center  Co., Ltd. 12,900 107,040
Japan Pulp & Paper Co., Ltd. 81,100 507,335
Japan Securities Finance Co.,
Ltd. 80,500 1,109,445
Japan Steel Works, Ltd. (The) 49,500 2,738,769
#Japan System Techniques
Co., Ltd. 8,100 127,439
Japan Tobacco, Inc. 325,300 11,769,087
#Japan Transcity Corp. 28,900 228,187
Japan Wool Textile Co., Ltd.
(The) 49,900 601,996
JBCC Holdings, Inc. 51,300 494,177
JCU Corp. 17,500 640,963
JDC Corp. 55,500 226,663
Jeol, Ltd. 63,800 2,567,551
JFE Holdings, Inc. 342,901 4,636,921
JFE Systems, Inc. 8,000 117,568
#JINS Holdings, Inc. 17,100 574,212
JINUSHI Co., Ltd. 20,300 416,501
JK Holdings Co., Ltd. 4,000 37,132
J-Lease Co., Ltd. 10,300 95,548
JM Holdings Co., Ltd. 33,000 383,139
JMS Co., Ltd. 17,545 49,817
Shares Value
JAPAN — (Continued)
J-Oil Mills, Inc. 30,400 $ 399,461
Joshin Denki Co., Ltd. 23,100 411,056
Joyful Honda Co., Ltd. 74,600 1,028,615
#JP-Holdings, Inc. 77,200 349,817
JSB Co., Ltd. 8,600 180,351
#JSP Corp. 20,100 317,540
JTEKT Corp. 381,900 4,504,519
Juki Corp. 27,813 96,821
Juroku Financial Group, Inc. 17,800 946,195
Justsystems Corp. 24,401 756,105
JVCKenwood Corp. 308,600 2,502,649
Kadoya Sesame Mills, Inc. 1,900 49,391
Kaga Electronics Co., Ltd. 57,400 1,438,163
Kagome Co., Ltd. 109,900 1,946,368
Kajima Corp. 152,900 6,244,457
Kakaku.com, Inc. 163,100 2,230,915
Kakiyasu Honten Co., Ltd.,
Class B 2,200 39,234
Kamakura Shinsho, Ltd. 23,200 86,929
Kameda Seika Co., Ltd. 6,401 161,415
Kamei Corp. 24,400 487,178
Kamigumi Co., Ltd. 81,900 2,870,694
Kanaden Corp. 10,700 148,022
Kanadevia Corp. 312,600 2,071,031
#Kanagawa Chuo Kotsu Co.,
Ltd. 6,900 164,158
Kanamic Network Co., Ltd. 28,900 92,362
Kanamoto Co., Ltd. 44,000 1,061,066
Kandenko Co., Ltd. 126,500 4,561,905
Kaneka Corp. 65,800 1,996,693
#Kaneko Seeds Co., Ltd. 8,100 78,028
Kanematsu Corp. 277,400 3,648,675
Kanemi Co., Ltd. 500 11,426
Kanro, Inc. 21,600 225,578
Kansai Electric Power Co., Inc.
(The) 308,100 4,929,280
Kansai Paint Co., Ltd. 251,200 4,016,497
#Kanto Denka Kogyo Co., Ltd. 59,200 495,444
Kao Corp. 170,800 6,849,273
#Kappa Create Co., Ltd. 15,200 155,587
Katitas Co., Ltd. 58,000 1,146,765
Kato Sangyo Co., Ltd. 11,600 489,537
Kato Works Co., Ltd. 8,900 78,927
KAWADA TECHNOLOGIES,
Inc. 17,300 524,293
Kawai Musical Instruments
Manufacturing Co., Ltd. 5,700 99,841
Kawasaki Heavy Industries,
Ltd. 111,600 9,314,469
KDDI Corp. 976,300 16,496,344
#KeePer Technical Laboratory
Co., Ltd. 13,100 271,749
Keihan Holdings Co., Ltd. 123,505 2,749,359
Keihanshin Building Co., Ltd. 19,100 236,862
Keikyu Corp. 149,401 1,472,122
Keio Corp. 80,900 2,022,762
Keisei Electric Railway Co.,
Ltd. 198,403 1,570,401
KEIWA, Inc. 16,560 142,026

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Keiyo Bank, Ltd. (The) 167,300 $ 2,009,639
Kenko Mayonnaise Co., Ltd. 9,100 118,160
Kewpie Corp. 71,000 1,995,235
Keyence Corp. 16,514 6,042,073
KeyHolder, Inc. 2,600 12,169
KH Neochem Co., Ltd. 51,701 851,964
#Kibun Foods, Inc. 19,000 135,362
Kikkoman Corp. 249,400 2,248,092
#Kimura Chemical Plants Co.,
Ltd. 16,000 131,415
Kimura Unity Co., Ltd. 8,500 50,363
Kinden Corp. 3,200 141,849
#King Jim Co., Ltd. 9,200 48,427
#Kinki Sharyo Co., Ltd. (The) 1,900 30,263
#Kintetsu Department Store
Co., Ltd. 9,748 114,757
Kintetsu Group Holdings Co.,
Ltd. 134,101 2,787,903
Kirin Holdings Co., Ltd. 350,500 5,434,954
Ki-Star Real Estate Co., Ltd. 13,200 540,801
Kitagawa Corp. 8,900 101,947
Kita-Nippon Bank, Ltd. (The) 5,873 178,368
#Kitanotatsujin Corp. 13,400 12,422
Kitoku Shinryo Co., Ltd. 3,000 49,475
Kitz Corp. 121,500 1,583,927
Kiyo Bank, Ltd. (The) 90,400 2,209,309
*KNT-CT Holdings Co., Ltd. 11,700 132,200
KOA Corp. 54,701 553,535
#Koa Shoji Holdings Co., Ltd. 7,900 42,916
Koatsu Gas Kogyo Co., Ltd. 21,100 153,333
Kobe Bussan Co., Ltd. 69,600 1,716,764
#Kobe Electric Railway Co.,
Ltd. 2,600 41,698
Kobe Steel, Ltd. 664,100 9,585,237
Koei Tecmo Holdings Co., Ltd. 52,332 582,993
Kohnan Shoji Co., Ltd. 28,600 721,211
#Kohsoku Corp. 4,900 95,452
Koike-ya, Inc. 1,000 30,014
Koito Manufacturing Co., Ltd. 177,200 2,774,709
#Kojima Co., Ltd. 24,800 200,959
Kokusai Electric Corp. 114,900 4,767,017
Kokuyo Co., Ltd. 207,600 1,217,527
Komatsu, Ltd., Class R 436,300 16,769,238
KOMEDA Holdings Co., Ltd. 55,600 1,022,181
#Komehyo Holdings Co., Ltd. 11,500 248,622
Komeri Co., Ltd. 28,500 609,685
#*Konaka Co., Ltd. 6,000 9,724
Konami Group Corp. 27,500 4,005,737
Kondotec, Inc. 8,800 85,056
Konica Minolta, Inc. 720,100 3,133,691
Konishi Co., Ltd. 79,100 667,115
Konoike Transport Co., Ltd. 36,600 787,709
#Konoshima Chemical Co.,
Ltd. 10,400 109,690
#Kosaido Holdings Co., Ltd. 135,600 437,760
Kose Holdings Corp. 44,200 1,578,490
#Koshidaka Holdings Co., Ltd. 102,735 795,853
#Kotobuki Spirits Co., Ltd. 161,400 1,870,758
*Kourakuen Corp. 11,200 81,680
Shares Value
JAPAN — (Continued)
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 4,000 $ 81,032
KPP Group Holdings Co., Ltd. 64,500 369,205
Kraftia Corp. 47,700 2,492,608
Krosaki Harima Corp. 22,100 599,562
#KRS Corp. 17,233 333,243
K's Holdings Corp. 240,000 2,502,528
KU Holdings Co., Ltd. 16,600 135,482
Kubota Corp., Class R 562,084 8,633,852
Kumagai Gumi Co., Ltd. 101,300 1,138,689
#Kumiai Chemical Industry
Co., Ltd. 152,526 695,098
Kura Sushi, Inc. 22,400 494,438
Kurabo Industries, Ltd. 12,200 717,321
Kuraray Co., Ltd. 453,400 4,895,227
#Kureha Corp. 57,800 1,644,898
#Kurimoto, Ltd. 86,700 966,706
Kurita Water Industries, Ltd. 111,600 5,580,000
Kuriyama Holdings Corp. 10,930 120,382
Kushikatsu Tanaka Holdings
Co. 3,300 38,934
Kusuri no Aoki Holdings Co.,
Ltd. 69,600 1,827,756
KYB Corp. 50,800 1,445,689
Kyodo Printing Co., Ltd. 16,600 175,836
Kyoei Steel, Ltd. 38,200 616,361
#Kyokuto Boeki Kaisha, Ltd. 10,400 128,972
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 51,900 1,111,951
Kyokuyo Co., Ltd. 10,700 356,528
Kyorin Pharmaceutical Co.,
Ltd. 34,101 358,120
KYORITSU Co., Ltd. 2,000 2,878
Kyoritsu Maintenance Co., Ltd. 128,601 2,344,680
Kyosan Electric Manufacturing
Co., Ltd. 40,700 177,565
Kyoto Financial Group, Inc. 211,500 5,109,948
Kyowa Kirin Co., Ltd. 74,501 1,209,567
Kyushu Electric Power Co.,
Inc. 363,600 4,060,035
Kyushu Financial Group, Inc. 674,700 5,053,908
Kyushu Railway Co. 74,900 1,915,956
#LA Holdings Co., Ltd. 8,200 530,507
#Lacto Japan Co., Ltd. 10,500 239,936
#LAND Co., Ltd. 742,100 43,296
Lasertec Corp. 30,300 7,147,783
#LEC, Inc. 24,900 165,935
Leopalace21 Corp. 270,200 1,208,596
Life Corp. 58,300 965,242
Lifedrink Co., Inc. 85,700 893,889
LIFULL Co., Ltd. 82,000 93,025
#LIKE, Inc. 6,600 65,333
#Link And Motivation, Inc. 67,700 220,751
Lintec Corp. 40,800 1,260,288
Lion Corp. 336,401 3,613,487
#LITALICO, Inc. 27,800 214,276
Lixil Corp. 306,978 3,527,282
Loadstar Capital KK 10,700 208,437

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Look Holdings, Inc. 2,700 $ 43,145
LY Corp. 1,202,100 3,090,580
M&A Capital Partners Co., Ltd. 3,700 75,434
#M3, Inc. 164,771 2,040,678
Mabuchi Motor Co., Ltd. 269,300 2,529,597
Macnica Holdings, Inc. 99,500 1,708,000
Maeda Kosen Co., Ltd. 52,900 634,416
#Maezawa Industries, Inc. 9,300 126,544
Makino Milling Machine Co.,
Ltd. 23,611 1,741,820
Makita Corp. 76,000 2,636,302
#Mammy Mart Holdings Corp. 11,500 105,264
Management Solutions Co.,
Ltd. 13,200 111,412
Mandom Corp. 53,101 1,089,490
Mani, Inc. 97,000 957,046
MarkLines Co., Ltd. 14,100 142,682
Marubeni Corp. 214,600 7,115,772
#Marubun Corp. 18,281 162,356
Maruchiyo Yamaokaya Corp. 7,400 157,824
Marudai Food Co., Ltd. 20,800 309,182
Marufuji Sheet Piling Co., Ltd. 500 14,780
Maruha Nichiro Corp. 140,500 1,264,646
Marui Group Co., Ltd. 176,100 3,454,419
Maruwa Co., Ltd. 5,400 1,667,678
Maruyama Manufacturing Co.,
Inc. 700 10,782
Maruzen CHI Holdings Co.,
Ltd. 10,000 21,652
Maruzen Showa Unyu Co.,
Ltd. 5,000 272,268
#Marvelous, Inc. 24,100 74,834
#Matching Service Japan Co.,
Ltd. 6,400 43,646
Matsuda Sangyo Co., Ltd. 17,400 697,083
Matsui Securities Co., Ltd. 121,900 719,104
MatsukiyoCocokara & Co. 232,100 3,728,405
Matsuoka Corp. 3,600 59,043
#Matsuyafoods Holdings Co.,
Ltd. 9,800 419,292
Max Co., Ltd. 13,900 589,304
Maxell, Ltd. 64,600 927,583
Maxvalu Tokai Co., Ltd. 10,800 262,544
#Mazda Motor Corp. 824,301 6,340,160
McDonald's Holdings Co
Japan, Ltd. 67,800 2,949,164
MCJ Co., Ltd. 94,500 963,623
Mebuki Financial Group, Inc. 722,800 5,451,691
MEC Co., Ltd. 24,200 867,535
Media Do Co., Ltd. 9,899 105,112
Medical System Network Co.,
Ltd., Class A 22,500 75,846
Medipal Holdings Corp. 146,700 2,661,826
#Medius Holdings Co., Ltd. 9,300 49,436
#*Medley, Inc. 21,000 324,951
Megmilk Snow Brand Co., Ltd. 50,600 1,100,499
Meidensha Corp. 64,300 2,517,646
Meiho Facility Works, Ltd. 5,700 40,498
Shares Value
JAPAN — (Continued)
Meiji Electric Industries Co.,
Ltd. 6,900 $ 105,338
MEIJI Holdings Co., Ltd. 213,934 5,024,523
Meiji Shipping Group Co., Ltd. 19,400 90,171
Meiko Electronics Co., Ltd. 24,200 1,993,919
MEITEC Group Holdings, Inc. 85,900 1,925,594
Meiwa Corp. 21,300 127,585
Meiwa Estate Co., Ltd. 14,300 105,679
Members Co., Ltd. 6,600 60,412
#Menicon Co., Ltd. 127,925 1,342,607
*Mercari, Inc. 221,301 4,917,800
METAWATER Co., Ltd. 28,800 617,036
Micronics Japan Co., Ltd. 56,600 3,272,864
#Midac Holdings Co., Ltd. 10,901 141,403
#Mie Kotsu Group Holdings,
Inc. 63,800 228,714
Mikuni Corp. 15,470 38,810
Milbon Co., Ltd. 31,100 511,479
#MIMAKI ENGINEERING Co.,
Ltd. 21,200 241,740
MINEBEA MITSUMI, Inc. 262,500 5,334,743
#Mirai Industry Co., Ltd. 3,000 65,150
MIRAIT ONE Corp. 71,300 1,713,862
#Mirarth Holdings, Inc. 177,500 453,358
Miroku Jyoho Service Co., Ltd. 14,400 180,257
MISUMI Group, Inc. 199,200 3,295,465
Mitani Corp. 1,600 24,686
#Mitsuba Corp. 43,600 368,280
Mitsubishi Chemical Group
Corp. 1,214,100 8,027,888
Mitsubishi Corp. 605,000 16,068,229
Mitsubishi Electric Corp. 309,800 9,700,078
Mitsubishi Estate Co., Ltd. 197,061 5,033,193
Mitsubishi Gas Chemical Co.,
Inc. 125,000 2,482,011
Mitsubishi Heavy Industries,
Ltd. 727,700 21,317,751
Mitsubishi Kakoki Kaisha, Ltd. 24,100 511,652
Mitsubishi Logisnext Co., Ltd. 40,500 409,306
Mitsubishi Logistics Corp. 496,800 4,249,498
Mitsubishi Materials Corp. 265,400 7,652,659
#Mitsubishi Motors Corp. 1,194,498 2,939,397
#Mitsubishi Paper Mills, Ltd. 31,101 134,477
#Mitsubishi Pencil Co., Ltd. 9,600 142,513
Mitsubishi Research Institute,
Inc. 3,200 100,609
#Mitsubishi Steel
Manufacturing Co., Ltd. 14,100 171,657
Mitsubishi UFJ Financial
Group, Inc. 2,288,300 41,602,083
Mitsuboshi Belting, Ltd. 14,400 376,196
Mitsui & Co., Ltd. 242,600 7,918,391
Mitsui Chemicals, Inc. 443,100 6,480,187
Mitsui DM Sugar Co., Ltd. 17,000 369,733
#Mitsui E&S Co., Ltd. 584,900 26,048,639
Mitsui Fudosan Co., Ltd. 360,000 4,124,854
Mitsui High-Tec, Inc. 199,200 960,747
Mitsui Kinzoku Co., Ltd. 98,419 12,996,208

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Mitsui Matsushima Holdings
Co., Ltd. 4,300 $ 39,722
Mitsui-Soko Holdings Co., Ltd. 84,900 1,988,485
Mitsuuroko Group Holdings
Co., Ltd. 28,300 398,284
Miura Co., Ltd. 93,407 1,923,121
#Miyaji Engineering Group,
Inc. 30,900 389,605
#Miyazaki Bank, Ltd. (The) 18,100 911,688
Miyoshi Oil & Fat Co., Ltd. 7,100 114,697
Mizuho Financial Group, Inc. 473,800 20,833,563
Mizuho Medy Co., Ltd. 18,600 214,866
Mizuno Corp. 72,600 1,503,676
Mochida Pharmaceutical Co.,
Ltd. 19,078 447,701
Modec, Inc. 41,400 4,025,671
Monogatari Corp. (The) 44,800 1,206,690
MonotaRO Co., Ltd. 106,000 1,437,178
MORESCO Corp. 2,600 31,889
Morinaga & Co., Ltd. 90,000 1,572,929
Morinaga Milk Industry Co.,
Ltd. 118,500 3,057,371
Moriroku Co., Ltd. 3,138 49,391
Morita Holdings Corp. 41,800 758,719
Morito Co., Ltd. 11,100 129,522
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 4,700 153,254
Morozoff, Ltd. 6,600 66,488
#Mory Industries, Inc. 11,500 74,773
#MOS Food Services, Inc. 16,600 453,578
MrMax Holdings, Ltd. 15,100 76,841
MS&AD Insurance Group
Holdings, Inc. 513,200 13,081,177
MTG Co., Ltd. 8,700 238,847
#MTI, Ltd. 13,100 62,332
#Mugen Estate Co., Ltd. 20,900 282,487
m-up Holdings, Inc. 119,200 637,495
Murata Manufacturing Co., Ltd. 181,400 3,687,738
Musashi Seimitsu Industry
Co., Ltd. 100,600 1,770,576
Musashino Bank, Ltd. (The) 35,800 1,276,416
Nabtesco Corp. 27 732
#NAC Co., Ltd. 17,800 62,541
Nachi-Fujikoshi Corp. 15,800 501,368
#Nafco Co., Ltd. 13,100 184,874
Nagano Keiki Co., Ltd. 15,600 268,596
Nagase & Co., Ltd. 130,100 3,382,802
Nagase Brothers, Inc. 4,400 75,758
Nagoya Railroad Co., Ltd. 149,300 1,671,955
Nakabayashi Co., Ltd. 16,800 64,037
Nakamoto Packs Co., Ltd. 7,300 93,888
#Nakamuraya Co., Ltd. 3,100 61,293
Nakanishi, Inc. 19,500 273,298
Nakayama Steel Works, Ltd. 53,500 218,148
#Namura Shipbuilding Co.,
Ltd. 85,376 2,324,512
Nankai Electric Railway Co.,
Ltd. 74,800 1,387,044
Shares Value
JAPAN — (Continued)
Nanto Bank, Ltd. (The) 35,300 $ 1,524,037
Nanyo Corp. 9,900 96,138
#Natori Co., Ltd. 6,000 73,318
#NCD Co., Ltd. 4,100 85,051
#*NE, Inc. 3,600 16,920
NEC Corp. 331,600 11,199,507
#Needs Well, Inc. 8,400 30,875
#*Net Protections Holdings,
Inc. 95,000 293,757
New Art Holdings Co., Ltd. 5,500 51,877
Nexon Co., Ltd. 38,100 909,648
Nextage Co., Ltd. 75,900 1,611,387
#*NexTone, Inc. 9,300 101,947
NGK Insulators, Ltd. 261,400 6,251,164
NH Foods, Ltd. 80,700 3,645,259
NHK Spring Co., Ltd. 249,400 4,536,603
Nicca Chemical Co., Ltd. 3,600 37,620
Nice Corp. 3,921 49,362
Nichias Corp. 88,161 4,428,053
#Nichiban Co., Ltd. 7,900 100,530
Nichicon Corp. 88,100 960,613
Nichiden Corp. 15,600 254,842
Nichiha Corp. 26,600 587,145
Nichimo Co., Ltd. 6,300 102,754
Nichirei Corp. 396,100 4,909,524
Nichireki Group Co., Ltd. 14,200 221,846
Nichirin Co., Ltd. 10,700 254,911
NIDEC Corp. 349,764 5,001,811
Nifco, Inc. 144,700 4,506,280
Nihon Dempa Kogyo Co., Ltd. 31,700 209,607
Nihon Denkei Co., Ltd. 1,400 21,400
Nihon House Holdings Co.,
Ltd. 33,300 69,942
Nihon Kohden Corp. 10,500 116,599
#Nihon M&A Center Holdings,
Inc. 463,801 2,131,993
Nihon Nohyaku Co., Ltd. 36,000 236,639
Nihon Yamamura Glass Co.,
Ltd. 5,000 99,994
Niitaka Co., Ltd. 900 14,288
Nikkiso Co., Ltd. 90,500 1,043,689
Nikko Co., Ltd. 25,856 136,605
#Nikkon Holdings Co., Ltd. 113,606 2,699,118
Nikon Corp. 321,100 4,039,249
Nintendo Co., Ltd. 196,100 12,782,222
Nippi, Inc. 1,000 90,756
Nippn Corp. 61,800 1,055,640
Nippon Air Conditioning
Services Co., Ltd. 5,000 47,809
Nippon Aqua Co., Ltd. 9,500 54,441
#Nippon Avionics Co., Ltd. 5,500 182,549
Nippon Carbide Industries Co.,
Inc. 6,300 110,758
#Nippon Carbon Co., Ltd. 11,100 331,000
Nippon Care Supply Co., Ltd. 800 13,821
#Nippon Chemical Industrial
Co., Ltd. 7,700 162,975
*Nippon Chemi-Con Corp. 42,101 406,927

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#*Nippon Coke & Engineering
Co., Ltd. 350,000 $ 249,579
#Nippon Concrete Industries
Co., Ltd. 37,783 84,011
Nippon Denko Co., Ltd. 148,000 369,376
Nippon Densetsu Kogyo Co.,
Ltd. 19,300 436,020
Nippon Dry-Chemical Co., Ltd. 5,200 361,701
Nippon Electric Glass Co., Ltd. 122,200 5,314,662
NIPPON EXPRESS
HOLDINGS, Inc. 344,000 7,820,615
Nippon Fine Chemical Co.,
Ltd. 6,900 117,281
Nippon Gas Co., Ltd. 117,400 2,230,646
Nippon Kayaku Co., Ltd. 165,100 1,923,812
#Nippon Kodoshi Corp. 800 17,451
Nippon Light Metal Holdings
Co., Ltd. 108,400 1,919,803
Nippon Paint Holdings Co.,
Ltd. 369,700 2,455,320
Nippon Paper Industries Co.,
Ltd. 202,400 1,548,243
Nippon Parking Development
Co., Ltd. 400,600 740,121
Nippon Rietec Co., Ltd. 9,300 134,321
Nippon Sanso Holdings Corp. 102,900 3,127,157
#Nippon Seisen Co., Ltd. 8,400 68,339
Nippon Sharyo, Ltd. 4,974 118,336
*Nippon Sheet Glass Co., Ltd. 211,401 938,738
Nippon Shinyaku Co., Ltd. 67,700 2,263,689
Nippon Shokubai Co., Ltd. 218,800 3,155,906
Nippon Signal Co., Ltd. 48,800 418,846
Nippon Soda Co., Ltd. 35,000 836,088
Nippon Steel Corp. 1,414,000 5,920,541
#Nippon Thompson Co., Ltd. 48,800 290,092
Nippon Yakin Kogyo Co., Ltd. 16,700 516,936
Nipro Corp. 230,606 2,122,783
Nireco Corp. 1,900 26,654
Nishimatsu Construction Co.,
Ltd. 29,300 1,092,530
Nishimatsuya Chain Co., Ltd. 15,000 208,090
Nishi-Nippon Financial
Holdings, Inc. 206,500 4,993,161
Nishi-Nippon Railroad Co., Ltd. 26,800 494,443
Nishio Holdings Co., Ltd. 25,400 790,354
Nissan Chemical Corp. 149,646 5,163,786
*Nissan Motor Co., Ltd. 1,064,196 2,602,886
Nissan Tokyo Sales Holdings
Co., Ltd. 34,700 118,546
Nissei ASB Machine Co., Ltd. 6,800 276,831
#Nissei Plastic Industrial Co.,
Ltd. 10,800 61,050
Nissha Co., Ltd. 59,200 479,326
Nisshin Oillio Group, Ltd. (The) 28,500 1,040,159
Nisshin Seifun Group, Inc. 174,000 2,215,325
Nisshinbo Holdings, Inc. 224,300 2,080,002
#Nissin Foods Holdings Co.,
Ltd. 155,500 3,155,160
Nisso Holdings Co., Ltd. 26,900 120,497
Shares Value
JAPAN — (Continued)
Nissui Corp. 586,800 $ 4,926,138
Niterra Co., Ltd. 126,300 5,527,365
Nitori Holdings Co., Ltd. 311,400 5,359,568
Nitta Gelatin, Inc. 13,600 110,997
#Nitto Boseki Co., Ltd. 31,600 3,037,910
Nitto Denko Corp. 438,800 9,745,422
Nitto Fuji Flour Milling Co., Ltd. 900 40,723
Nitto Kogyo Corp. 34,300 918,313
Nitto Seiko Co., Ltd. 23,322 109,005
Nittoc Construction Co., Ltd. 6,500 54,904
Nittoku Co., Ltd., Class B 13,401 203,543
Noevir Holdings Co., Ltd. 14,315 432,902
NOF Corp. 168,000 3,247,063
Nojima Corp. 236,500 1,654,243
Nomura Co., Ltd. 26,400 233,777
Nomura Holdings, Inc. 945,000 8,656,068
#*Nomura Holdings, Inc.,
Sponsored ADR 464,737 4,122,217
#Nomura Micro Science Co.,
Ltd. 35,400 800,895
Nomura Real Estate Holdings,
Inc. 574,900 3,823,722
Nomura Research Institute,
Ltd. 167,100 5,092,293
Noritake Co., Ltd. 26,700 1,062,738
Noritsu Koki Co., Ltd. 22,200 316,320
Noritz Corp. 40,700 544,830
North Pacific Bank, Ltd. 566,100 3,379,866
NPC, Inc. 8,200 39,124
NPR-RIKEN Corp. 27,344 643,451
#NS Solutions Corp. 39,300 1,040,204
#NS Tool Co., Ltd. 11,500 62,547
#NS United Kaiun Kaisha, Ltd. 14,900 665,506
NSD Co., Ltd. 56,700 1,192,001
NSK, Ltd. 779,802 5,429,193
NSW, Inc. 8,700 139,247
NTN Corp. 960,800 2,300,788
NTT, Inc. 4,192,100 4,209,492
#*Nxera Pharma Co., Ltd. 110,700 582,707
Oat Agrio Co., Ltd. 8,900 122,601
Obara Group, Inc. 7,000 171,302
Obayashi Corp. 263,100 5,947,295
OBIC Business Consultants
Co., Ltd. 2,200 97,835
OBIC Co., Ltd. 78,100 2,175,520
Ochi Holdings Co., Ltd. 1,200 11,513
Odakyu Electric Railway Co.,
Ltd. 175,300 1,883,003
Oenon Holdings, Inc. 44,400 128,082
#Ogaki Kyoritsu Bank, Ltd.
(The) 58,500 2,135,064
#Ohara, Inc. 7,100 49,202
Ohba Co., Ltd. 5,200 38,901
Ohsho Food Service Corp. 26,100 532,964
OIE Sangyo Co., Ltd. 6,700 110,972
Oiles Corp. 23,500 370,187
#Oisix ra daichi, Inc. 18,800 174,521
Oita Bank, Ltd. (The) 13,600 721,172
Oji Holdings Corp. 917,800 5,445,161

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Okabe Co., Ltd. 37,200 $ 230,058
#Okada Aiyon Corp. 7,600 115,187
Okamoto Industries, Inc. 3,300 117,659
Okamoto Machine Tool Works,
Ltd. 3,900 122,491
Okamura Corp. 49,600 762,681
#Okasan Securities Group,
Inc. 237,700 1,362,160
Oki Electric Industry Co., Ltd. 160,192 2,117,409
Okinawa Cellular Telephone
Co. 43,000 903,151
Okinawa Electric Power Co.,
Inc. (The) 32,200 229,195
Okinawa Financial Group, Inc. 31,300 1,065,247
OKUMA Corp. 88,200 2,189,848
Okumura Corp. 31,000 1,294,179
Okura Industrial Co., Ltd. 7,500 231,671
Okuwa Co., Ltd. 27,980 157,802
Olympus Corp. 606,100 7,233,438
Omron Corp. 156,948 3,985,254
Onamba Co., Ltd. 1,800 16,651
One Career, Inc. 5,100 79,280
Ono Pharmaceutical Co., Ltd. 343,200 5,122,637
Onoken Co., Ltd. 18,200 167,771
Onward Holdings Co., Ltd. 206,700 982,180
#Ootoya Holdings Co., Ltd. 2,300 97,660
Open House Group Co., Ltd. 81,100 4,781,041
Open Up Group, Inc. 48,700 585,941
Optex Group Co., Ltd. 42,400 657,741
#*Optim Corp. 21,300 68,625
#Optimus Group Co., Ltd. 37,900 86,974
Optorun Co., Ltd. 23,901 316,387
Oracle Corp. 10,700 725,541
Organo Corp. 35,000 3,682,419
Oriental Consultants Holdings
Co., Ltd. 800 16,958
Oriental Land Co., Ltd. 99,900 1,754,694
Oriental Shiraishi Corp. 163,800 435,356
#Oro Co., Ltd. 4,900 66,706
Osaka Gas Co., Ltd. 85,400 3,207,621
#Osaka Organic Chemical
Industry, Ltd. 16,700 439,531
#Osaka Steel Co., Ltd. 15,400 314,968
#OSAKA Titanium
Technologies Co., Ltd. 30,000 446,908
#Osaki Electric Co., Ltd. 43,700 352,694
#OSG Corp. 80,600 1,365,539
Otsuka Corp. 83,200 1,651,487
Otsuka Holdings Co., Ltd. 110,400 6,613,551
OUG Holdings, Inc. 2,000 51,536
#Oval Corp. 16,700 80,653
OYO Corp. 6,100 113,648
Pacific Industrial Co., Ltd. 60,300 1,176,604
Pack Corp. (The) 18,700 156,985
PAL GROUP Holdings Co.,
Ltd. 135,400 1,464,068
PALTAC Corp. 21,401 670,637
Pan Pacific International
Holdings Corp. 935,600 5,555,011
Shares Value
JAPAN — (Continued)
Panasonic Holdings Corp. 546,400 $ 7,498,566
Paraca, Inc. 4,278 56,158
Park24 Co., Ltd. 245,400 3,427,423
Pegasus Co., Ltd. 20,300 95,407
Penta-Ocean Construction
Co., Ltd. 445,000 4,676,164
#People Dreams &
Technologies Group Co., Ltd. 6,100 60,699
Persol Holdings Co., Ltd. 2,149,500 3,767,826
Pharma Foods International
Co., Ltd. 15,400 66,987
PHC Holdings Corp. 43,900 308,490
#*PIA Corp. 2,600 44,985
Pickles Holdings Co., Ltd. 11,000 89,135
Pigeon Corp. 165,700 1,729,398
PILLAR Corp. 25,800 1,078,763
Pilot Corp. 22,600 711,433
#*PKSHA Technology, Inc. 6,800 138,857
#*Plaid, Inc. 6,200 30,707
Plus Alpha Consulting Co., Ltd. 44,200 634,089
Pole To Win Holdings, Inc. 35,000 71,697
#Port, Inc. 8,200 115,723
PR Times Corp. 6,000 102,450
Premium Water Holdings, Inc. 5,100 110,259
Press Kogyo Co., Ltd. 129,500 732,876
Prestige International, Inc. 94,200 422,575
Prima Meat Packers, Ltd. 35,900 642,784
#Procrea Holdings, Inc. 30,784 534,020
#Pronexus, Inc. 7,400 55,502
#Pro-Ship, Inc. 14,200 148,204
#PS Construction Co., Ltd. 15,970 314,203
Punch Industry Co., Ltd. 13,500 43,407
QB Net Holdings Co., Ltd. 16,687 150,254
Qol Holdings Co., Ltd. 37,700 518,357
Quick Co., Ltd. 30,000 169,000
#Raccoon Holdings, Inc. 8,400 35,068
Raito Kogyo Co., Ltd. 45,600 1,033,139
Raiznext Corp. 21,300 347,958
Raksul, Inc. 93,200 1,226,475
Rakus Co., Ltd. 293,800 1,677,170
*Rakuten Bank, Ltd. 55,400 2,644,662
*Rakuten Group, Inc. 721,200 4,324,582
#Rasa Corp. 7,500 99,572
#Rasa Industries, Ltd. 8,500 402,794
Recruit Holdings Co., Ltd. 378,774 19,888,950
Relo Group, Inc. 121,900 1,384,473
#Renaissance, Inc. 5,500 38,827
*Renesas Electronics Corp. 489,100 8,167,520
Rengo Co., Ltd. 366,700 3,144,977
*RENOVA, Inc. 97,400 435,036
Resol Holdings Co., Ltd. 800 40,244
Resona Holdings, Inc. 954,500 11,072,720
Resonac Holdings Corp. 245,982 14,271,612
Resorttrust, Inc. 223,300 2,605,601
Restar Corp. 24,500 466,304
Retail Partners Co., Ltd. 25,600 224,037
Rheon Automatic Machinery
Co., Ltd. 15,700 156,532

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Rhythm Co., Ltd. 3,600 $ 94,749
Ricoh Co., Ltd. 587,000 5,182,769
Riken Keiki Co., Ltd. 8,900 189,816
Riken Technos Corp. 37,100 400,197
Riken Vitamin Co., Ltd. 25,100 505,222
#Ringer Hut Co., Ltd. 22,300 325,841
Rinnai Corp. 68,300 1,797,159
Rion Co., Ltd. 4,700 83,452
Rise Consulting Group, Inc. 10,200 35,706
#Riso Kagaku Corp. 6,300 49,662
#Riso Kyoiku Group Corp. 46,249 61,761
RIX Corp. 1,200 28,783
Rohm Co., Ltd., Registered 93,201 1,627,664
Rohto Pharmaceutical Co.,
Ltd. 158,800 2,633,284
Rokko Butter Co., Ltd. 14,400 110,805
Roland Corp., Registered 14,700 362,592
Rorze Corp. 218,200 4,650,860
Round One Corp. 342,781 2,415,422
#Royal Holdings Co., Ltd. 91,900 789,961
Ryobi, Ltd. 37,300 656,486
RYODEN Corp. 13,500 322,054
Ryohin Keikaku Co., Ltd. 410,600 8,200,821
#Ryoyo Ryosan Holdings, Inc. 30,008 604,984
#Ryoyu Systems Co., Ltd. 1,600 37,495
S Foods, Inc. 19,601 385,641
S&B Foods, Inc. 6,708 190,030
#Sac's Bar Holdings, Inc. 18,400 97,093
Saibu Gas Holdings Co., Ltd. 17,300 267,698
Saizeriya Co., Ltd. 58,700 2,385,900
Sakai Chemical Industry Co.,
Ltd. 16,400 352,963
Sakai Heavy Industries, Ltd. 6,900 98,182
Sakai Moving Service Co., Ltd. 23,580 445,736
Sakata INX Corp. 80,900 1,241,348
Sakata Seed Corp. 31,100 817,519
#Sakura Internet, Inc. 6,500 111,999
#Sala Corp. 60,261 432,445
Samco, Inc., Class D 3,200 98,846
San Holdings, Inc. 8,200 78,779
#San ju San Financial Group,
Inc. 31,400 1,017,762
San-A Co., Ltd. 29,200 557,651
San-Ai Obbli Co., Ltd. 69,900 993,716
Sangetsu Corp. 61,600 1,259,873
San-In Godo Bank, Ltd. (The) 58,800 601,494
*Sanken Electric Co., Ltd. 33,001 1,567,473
#Sanki Engineering Co., Ltd. 40,600 1,750,227
Sanko Gosei, Ltd. 33,200 207,258
Sanko Metal Industrial Co.,
Ltd. 15,700 146,558
Sankyo Co., Ltd. 240,300 3,762,768
Sankyo Frontier Co., Ltd. 8,400 115,823
Sankyo Tateyama, Inc. 25,000 104,207
Sankyu, Inc. 67,900 4,048,206
#Sanoh Industrial Co., Ltd. 42,400 234,181
Sanrio Co., Ltd. 72,000 2,219,370
*Sansan, Inc. 63,400 614,437
Shares Value
JAPAN — (Continued)
Sansei Technologies, Inc. 11,100 $ 174,638
Sansha Electric Manufacturing
Co., Ltd. 11,500 75,593
Sanshin Electronics Co., Ltd. 5,200 105,342
#Santec Holdings Corp.,
Registered 3,400 229,003
Santen Pharmaceutical Co.,
Ltd. 366,900 4,133,749
Sanwa Holdings Corp. 174,400 3,956,956
#Sanyo Chemical Industries,
Ltd. 16,500 590,432
Sanyo Denki Co., Ltd. 30,300 816,132
#Sanyo Electric Railway Co.,
Ltd. 11,400 149,650
Sanyo Trading Co., Ltd. 22,242 228,822
#Sapporo Holdings, Ltd. 231,000 2,454,356
Sato Corp. 38,200 573,520
Sato Shoji Corp. 9,800 149,039
#Satori Electric Co., Ltd. 11,500 139,929
Sawai Group Holdings Co.,
Ltd. 125,900 1,934,286
#SBI Global Asset
Management Co., Ltd. 13,900 57,218
SBI Holdings, Inc. 387,986 8,762,759
#SBS Holdings, Inc. 20,700 517,299
SCREEN Holdings Co., Ltd. 33,401 4,256,863
Scroll Corp. 38,500 325,201
Secom Co., Ltd., Class B 77,100 2,828,399
Seed Co., Ltd. 16,600 62,199
Sega Sammy Holdings, Inc. 140,000 2,196,746
Seibu Giken Co., Ltd. 10,800 121,750
Seibu Holdings, Inc. 180,400 4,788,915
#Seika Corp. 19,200 288,759
#Seikitokyu Kogyo Co., Ltd. 33,700 364,832
Seiko Electric Co., Ltd. 4,600 65,842
Seiko Epson Corp. 334,400 4,286,763
Seiko Group Corp. 28,300 1,412,615
Seino Holdings Co., Ltd. 130,800 2,041,789
Seiren Co., Ltd. 26,900 551,044
Sekisui Chemical Co., Ltd. 292,100 5,175,089
Sekisui House, Ltd. 291,400 6,494,446
*Sekisui Kasei Co., Ltd. 29,600 80,975
SEMITEC Corp. 8,500 132,410
Senko Group Holdings Co.,
Ltd. 222,300 2,771,905
Senshu Electric Co., Ltd. 10,800 403,967
Senshu Ikeda Holdings, Inc. 469,200 2,481,960
#*Senshukai Co., Ltd. 6,400 8,547
#Septeni Holdings Co., Ltd. 46,300 130,862
SERAKU Co., Ltd. 2,100 22,517
Seria Co., Ltd. 44,600 1,066,861
Seven & i Holdings Co., Ltd. 1,006,129 14,420,791
Seven Bank, Ltd. 1,227,700 2,366,104
#SFP Holdings Co., Ltd. 5,500 78,938
#SG Holdings Co., Ltd. 308,921 2,983,873
#Sharingtechnology, Inc. 40,200 303,077
*Sharp Corp. 397,744 1,809,263
Shibaura Machine Co., Ltd. 31,400 865,098
Shibaura Mechatronics Corp. 25,300 3,841,087

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Shibusawa Logistics Corp. 28,400 $ 238,968
Shibuya Corp. 17,800 406,171
#*SHIFT, Inc. 345,815 1,640,301
Shiga Bank, Ltd. (The) 25,455 1,301,957
Shikibo, Ltd. 6,604 46,236
Shikoku Bank, Ltd. (The) 50,300 663,558
#Shikoku Electric Power Co.,
Inc. 147,400 1,496,359
Shima Seiki Manufacturing,
Ltd. 33,101 218,442
Shimadaya Corp. 10,100 116,740
Shimadzu Corp. 104,000 2,807,312
Shimano, Inc. 21,200 2,422,896
Shimizu Bank, Ltd. (The) 4,200 68,339
Shimizu Corp. 334,100 5,931,109
Shimojima Co., Ltd. 10,200 91,513
Shin Maint Holdings Co., Ltd. 4,600 36,410
Shin Nippon Air Technologies
Co., Ltd. 19,000 404,609
Shinagawa Refra Co., Ltd. 35,800 497,338
Shindengen Electric
Manufacturing Co., Ltd. 6,200 146,901
Shin-Etsu Chemical Co., Ltd. 501,226 16,665,293
Shin-Etsu Polymer Co., Ltd. 40,400 528,243
Shinko Shoji Co., Ltd. 34,300 239,028
Shinmaywa Industries, Ltd. 100,400 1,422,756
#Shinnihonseiyaku Co., Ltd. 13,800 183,928
#Shinobu Foods Products Co.,
Ltd. 5,200 68,801
Shinsho Corp. 5,200 89,498
Shinwa Co., Ltd. 9,700 196,503
Shinwa Co., Ltd. 11,500 70,673
Shionogi & Co., Ltd. 312,500 6,429,891
Ship Healthcare Holdings, Inc. 118,300 1,952,878
Shirai Electronics Industrial
Co., Ltd. 7,900 38,819
Shiseido Co., Ltd. 165,300 2,817,151
Shizuki Electric Co., Inc. 4,700 27,848
Shizuoka Financial Group, Inc. 230,600 3,764,105
SHO-BOND Holdings Co., Ltd. 129,200 1,162,934
Shoei Co., Ltd. 96,000 1,104,629
Shoei Foods Corp. 9,000 237,456
Showa Sangyo Co., Ltd. 23,000 469,662
SIGMAXYZ Holdings, Inc. 115,500 584,014
Siix Corp. 36,801 299,876
Simplex Holdings, Inc. 152,400 947,437
Sinanen Holdings Co., Ltd. 3,300 136,484
Sinfonia Technology Co., Ltd. 36,500 2,467,879
Sinko Industries, Ltd. 63,300 609,364
SK-Electronics Co., Ltd. 8,600 185,648
SKY Perfect JSAT Holdings,
Inc. 223,900 3,238,175
Skylark Holdings Co., Ltd. 270,300 5,517,793
#Smaregi, Inc. 1,800 31,914
SMC Corp. 13,200 5,147,025
SMK Corp. 2,700 48,658
SMS Co., Ltd. 95,600 1,012,644
Socionext, Inc. 257,100 3,435,833
Soda Nikka Co., Ltd. 13,100 99,188
Shares Value
JAPAN — (Continued)
SoftBank Corp. 7,379,400 $ 9,998,020
Softcreate Holdings Corp.,
Class B 12,300 165,371
Software Service, Inc. 2,600 215,740
Sojitz Corp. 212,500 7,752,820
Soken Chemical & Engineering
Co., Ltd. 15,300 279,597
Solasto Corp. 95,598 567,044
Soliton Systems K.K. 8,700 110,089
Sompo Holdings, Inc. 335,600 11,565,212
*Sony Financial Group, Inc. 2,013,800 2,029,988
*Sony Financial Group, Inc.,
ADR 7,800 38,766
Sony Group Corp. 1,940,200 43,442,570
#Sony Group Corp., ADR 39,000 861,900
Sotetsu Holdings, Inc. 77,300 1,400,831
Space Co., Ltd. 6,100 60,937
SPK Corp., Registered 4,600 69,182
S-Pool, Inc. 24,800 41,317
Square Enix Holdings Co., Ltd. 81,200 1,407,551
#SRA Holdings 2,200 80,150
#SRE Holdings Corp. 15,100 288,766
#SRS Holdings Co., Ltd. 25,400 204,998
St Marc Holdings Co., Ltd.,
Registered 6,800 124,045
#ST. Corp. 10,600 104,997
Star Mica Holdings Co., Ltd. 26,800 253,129
Startia Holdings, Inc. 4,200 76,589
Starts Corp., Inc. 44,400 1,408,907
Starzen Co., Ltd. 49,130 420,404
#Stella Chemifa Corp. 7,000 240,503
Step Co., Ltd. 4,800 76,110
STI Foods Holdings, Inc. 10,800 91,085
#Strike Co., Ltd. 9,781 267,256
#Studio Alice Co., Ltd. 12,000 154,959
Subaru Corp. 687,400 14,825,488
Subaru Enterprise Co., Ltd. 2,100 41,112
Sugi Holdings Co., Ltd. 96,100 2,217,165
Sugimoto & Co., Ltd.,
Registered 11,862 108,962
Sukegawa Electric Co., Ltd. 1,900 97,180
SUMCO Corp. 492,200 5,149,817
Sumida Corp. 62,400 478,538
Suminoe Co., Ltd. 4,200 34,578
Sumitomo Bakelite Co., Ltd. 58,500 2,063,010
Sumitomo Chemical Co., Ltd. 1,727,500 5,263,354
Sumitomo Corp. 188,400 7,631,995
Sumitomo Electric Industries,
Ltd. 360,600 15,718,102
Sumitomo Forestry Co., Ltd. 507,800 5,512,194
Sumitomo Heavy Industries,
Ltd. 168,700 5,266,817
Sumitomo Mitsui Financial
Group, Inc. 502,800 17,835,613
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 512,662 10,760,775
Sumitomo Mitsui Trust Group,
Inc. 327,600 10,869,032

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Sumitomo Osaka Cement Co.,
Ltd. 51,400 $ 1,389,126
#*Sumitomo Pharma Co., Ltd. 151,500 2,255,902
Sumitomo Realty &
Development Co., Ltd. 265,400 7,389,427
Sumitomo Rubber Industries,
Ltd. 264,900 4,275,904
#Sumitomo Seika Chemicals
Co., Ltd. 11,000 382,212
Sun Frontier Fudousan Co.,
Ltd. 43,000 682,102
#Suncall Corp. 57,800 357,456
Sundrug Co., Ltd. 74,500 1,989,758
Suntory Beverage & Food, Ltd. 47,700 1,506,820
Sun-Wa Technos Corp. 8,100 157,526
Suruga Bank, Ltd. 256,100 3,219,097
Suzuden Corp. 5,800 64,294
Suzuken Co., Ltd. 96,100 3,879,883
Suzuki Co., Ltd. 14,600 237,087
Suzuki Motor Corp. 701,800 9,583,442
Suzumo Machinery Co., Ltd.,
Class A 1,600 14,604
SWCC Corp. 57,900 4,331,427
Synchro Food Co., Ltd. 13,500 52,421
Sysmex Corp. 467,700 4,447,789
System Research Co., Ltd. 11,100 141,322
System Support Holdings, Inc. 9,800 88,687
#Systems Engineering
Consultants Co., Ltd. 3,600 80,513
Systena Corp. 267,200 879,927
#Syuppin Co., Ltd. 31,000 232,711
T Hasegawa Co., Ltd. 25,700 473,316
T&D Holdings, Inc. 180,900 4,459,761
T. RAD Co., Ltd. 2,700 149,300
Tachibana Eletech Co., Ltd.,
Class S 17,000 335,570
Tachi-S Co., Ltd., Class S 40,100 546,936
Tadano, Ltd. 145,600 1,075,058
Taihei Dengyo Kaisha, Ltd. 31,500 456,593
Taiheiyo Cement Corp. 177,500 4,877,625
Taiho Kogyo Co., Ltd., Class A 14,600 80,070
Taikisha, Ltd. 33,200 742,513
Taiko Bank, Ltd. (The) 4,200 64,500
Taisei Corp. 44,500 4,439,615
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,600 60,233
Taiyo Holdings Co., Ltd. 76,800 2,489,304
Taiyo Yuden Co., Ltd. 194,100 4,078,038
Takamatsu Construction
Group Co., Ltd. 17,100 423,454
#Takamiya Co., Ltd. 29,957 85,836
Takaoka Toko Co., Ltd. 8,900 266,838
Takara & Co., Ltd. 9,400 258,369
Takara Bio, Inc. 86,494 455,291
Takara Holdings, Inc. 192,000 1,984,597
Takara Standard Co., Ltd. 45,400 867,032
Takasago International Corp. 74,000 723,882
Takasago Thermal
Engineering Co., Ltd. 76,400 2,213,847
Shares Value
JAPAN — (Continued)
Takashima & Co., Ltd. 21,400 $ 125,548
Takashimaya Co., Ltd. 416,400 5,209,724
Take And Give Needs Co., Ltd. 13,200 68,028
TAKEBISHI Corp. 3,900 57,719
Takeda Pharmaceutical Co.,
Ltd. 469,400 15,950,958
#Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 7,000 120,610
Takeuchi Manufacturing Co.,
Ltd. 69,000 2,858,226
Taki Chemical Co., Ltd. 4,600 117,043
#Tama Home Co., Ltd. 16,000 385,323
Tamron Co., Ltd. 158,800 1,058,255
#Tamura Corp. 117,200 484,725
TANABE ENGINEERING
Corp. 3,900 70,486
Tanseisha Co., Ltd. 67,400 668,058
Taoka Chemical Co., Ltd. 3,100 22,749
Tauns Laboratories, Inc. 13,500 46,558
Tayca Corp. 18,900 170,426
Tazmo Co., Ltd. 11,800 193,989
#TDC Soft, Inc. 26,000 206,133
TDK Corp. 975,700 12,529,896
TechMatrix Corp. 50,100 686,577
Techno Ryowa, Ltd. 3,800 191,404
Techno Smart Corp. 6,300 84,376
Teijin, Ltd. 314,400 3,045,967
Teikoku Electric Manufacturing
Co., Ltd. 10,900 215,159
Tekken Corp. 11,900 374,913
Temairazu, Inc., Registered 2,500 50,321
*Ten Allied Co., Ltd. 5,800 10,941
Tenpos Holdings Co., Ltd. 600 14,644
Tera Probe, Inc. 5,100 244,652
Terasaki Electric Co., Ltd. 3,700 105,296
Terumo Corp. 394,600 5,160,803
#Tess Holdings Co., Ltd. 63,100 150,530
THK Co., Ltd. 145,100 4,323,088
TIS, Inc. 92,200 2,688,420
TKC Corp. 16,900 445,342
#*TKP Corp. 9,800 150,564
TOA Corp. 102,900 2,094,555
TOA ROAD Corp. 17,900 202,022
Toagosei Co., Ltd. 61,900 704,631
TOBISHIMA HOLDINGS, Inc. 18,100 284,771
Tobu Railway Co., Ltd. 115,700 2,045,338
Tocalo Co., Ltd. 66,900 1,119,337
#Tochigi Bank, Ltd. (The) 186,900 1,012,890
Toda Corp. 296,900 2,597,346
Toei Animation Co., Ltd. 61,000 1,014,294
Toell Co., Ltd. 3,800 21,308
Toenec Corp. 38,300 507,737
#Toho Bank, Ltd. (The) 394,400 1,536,590
Toho Co., Ltd. 13,800 704,671
Toho Co., Ltd. 26,700 221,202
Toho Gas Co., Ltd. 39,645 1,314,561
#Toho Holdings Co., Ltd. 44,800 1,342,606
#Toho Titanium Co., Ltd. 67,400 813,117
#*Toho Zinc Co., Ltd. 21,400 230,287

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Tohoku Bank, Ltd. (The) 3,100 $ 30,666
Tohoku Electric Power Co.,
Inc. 259,700 1,878,810
Tokai Carbon Co., Ltd. 423,900 2,932,071
Tokai Corp. 10,200 162,925
TOKAI Holdings Corp. 138,470 1,030,491
Tokai Rika Co., Ltd. 53,933 1,094,323
Tokai Tokyo Financial
Holdings, Inc. 420,600 2,017,659
Tokio Marine Holdings, Inc. 569,400 21,139,335
#Tokushu Tokai Paper Co.,
Ltd. 22,500 241,103
Tokuyama Corp. 119,200 3,120,249
Tokyo Base Co., Ltd. 60,400 165,233
#*Tokyo Electric Power Co.
Holdings, Inc. 699,200 2,632,991
Tokyo Electron Device, Ltd. 26,700 611,853
Tokyo Electron, Ltd. 108,900 29,162,835
Tokyo Energy & Systems, Inc. 17,200 204,268
Tokyo Gas Co., Ltd. 92,600 4,109,553
Tokyo Kiraboshi Financial
Group, Inc. 38,900 2,539,369
Tokyo Ohka Kogyo Co., Ltd. 87,000 4,104,103
Tokyo Rope Manufacturing
Co., Ltd. 9,600 104,364
#Tokyo Sangyo Co., Ltd. 13,900 86,143
Tokyo Seimitsu Co., Ltd. 62,500 5,651,984
Tokyo Steel Manufacturing
Co., Ltd. 98,100 960,268
Tokyo Tatemono Co., Ltd. 237,200 5,580,182
Tokyo Tekko Co., Ltd. 10,900 435,972
Tokyo Theatres Co., Inc. 2,600 25,265
Tokyotokeiba Co., Ltd. 21,200 736,626
Tokyu Construction Co., Ltd. 155,700 1,288,921
Tokyu Corp. 136,200 1,541,145
Tokyu Fudosan Holdings Corp. 784,800 7,257,340
Toli Corp. 51,200 252,913
Tomato Bank, Ltd. 3,000 31,291
#Tomen Devices Corp. 3,300 251,147
#Tomoe Engineering Co., Ltd. 16,000 199,974
Tomoku Co., Ltd. 10,300 231,359
TOMONY Holdings, Inc. 342,100 1,936,039
Tomy Co., Ltd. 165,100 2,916,488
Topre Corp. 53,164 866,078
Topy Industries, Ltd. 15,200 308,414
Toray Industries, Inc. 654,400 4,829,732
#Torex Semiconductor, Ltd. 8,784 83,991
#Toridoll Holdings Corp. 53,600 1,451,710
Torishima Pump
Manufacturing Co., Ltd., Class
A 21,900 306,935
Tosei Corp. 81,700 832,041
Toshiba TEC Corp. 47,300 795,999
Tosho Co., Ltd. 12,400 59,966
Tosoh Corp. 257,100 4,201,667
Totech Corp. 22,300 581,136
Totetsu Kogyo Co., Ltd. 33,300 1,004,872
TOTO, Ltd. 151,900 4,786,632
Toumei Co., Ltd. 6,000 42,590
Shares Value
JAPAN — (Continued)
Towa Bank, Ltd. (The) 27,000 $ 201,459
Towa Pharmaceutical Co., Ltd. 36,600 852,956
Toyo Corp. 11,400 131,988
#Toyo Innovex Co., Ltd. 12,700 55,983
Toyo Kanetsu KK 15,600 269,101
Toyo Logistics Co., Ltd. 1,600 21,180
Toyo Seikan Group Holdings,
Ltd. 81,200 2,039,738
Toyo Suisan Kaisha, Ltd. 33,200 2,373,888
#Toyo Tanso Co., Ltd. 18,600 651,109
Toyo Tire Corp. 184,700 4,977,297
Toyobo Co., Ltd. 165,100 1,419,179
Toyoda Gosei Co., Ltd. 104,800 2,847,250
#Toyota Boshoku Corp. 161,401 2,711,989
Toyota Motor Corp. 3,958,305 89,912,490
#Toyota Motor Corp.,
Sponsored ADR 8,720 1,978,219
Toyota Tsusho Corp. 366,700 13,326,333
Traders Holdings Co., Ltd. 25,000 157,364
Transaction Co., Ltd. 35,900 277,640
*Transaction Media Networks,
Inc. 12,600 36,429
Transcosmos, Inc. 15,300 373,921
TRE Holdings Corp. 88,000 977,778
#Treasure Factory Co., Ltd. 14,700 162,095
Trend Micro, Inc. 85,900 3,368,955
Tri Chemical Laboratories, Inc. 48,600 1,039,673
Trusco Nakayama Corp. 38,000 601,309
#*Tsubaki Nakashima Co., Ltd. 57,273 129,575
Tsubakimoto Chain Co. 67,100 1,029,597
Tsubakimoto Kogyo Co., Ltd. 6,300 116,639
#Tsuburaya Fields Holdings,
Inc. 70,100 832,966
Tsugami Corp. 79,400 1,652,236
Tsukada Global Holdings, Inc. 6,900 25,406
Tsukishima Holdings Co., Ltd. 56,800 1,093,950
#Tsukuba Bank, Ltd. 171,100 565,675
Tsumura & Co. 98,200 2,599,187
Tsuruha Holdings, Inc. 303,791 4,856,402
Tsurumi Manufacturing Co.,
Ltd. 11,900 168,325
Tsuzuki Denki Co., Ltd. 1,100 25,956
UACJ Corp. 196,300 3,108,783
UBE Corp. 191,100 3,308,882
#Ubicom Holdings, Inc. 6,700 45,040
Uchida Yoko Co., Ltd. 48,000 645,974
Ueki Corp. 1,800 33,431
ULS Group, Inc. 19,800 73,162
Ultrafabrics Holdings Co., Ltd. 6,600 32,003
Ulvac, Inc. 52,300 2,814,015
UMENOHANA GROUP Co.,
Ltd. 1,500 8,236
U-Next Holdings Co., Ltd. 78,200 943,916
Unicharm Corp. 418,403 2,547,957
Unipres Corp. 54,500 482,254
UNISOL Holdings Co.rp. 23,700 350,753
United Arrows, Ltd. 40,000 623,622
United Super Markets
Holdings, Inc. 95,887 579,947

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#*Universal Entertainment
Corp. 41,800 $ 210,816
Urbanet Corp. Co., Ltd. 31,000 113,542
User Local, Inc. 5,300 63,630
Ushio, Inc. 134,100 2,407,993
USS Co., Ltd. 319,200 3,532,182
UT Group Co., Ltd. 948,000 1,265,967
#V Technology Co., Ltd. 10,000 201,932
Valor Holdings Co., Ltd. 49,300 1,118,566
#Valqua, Ltd. 19,600 553,974
#Value HR Co., Ltd. 14,000 126,060
ValueCommerce Co., Ltd. 37,100 155,605
Vector, Inc. 55,400 523,617
#Vertex Corp. 35,300 302,977
Vision, Inc. 84,300 706,052
*Visional, Inc. 36,300 2,004,666
Vital KSK Holdings, Inc. 42,122 382,828
VT Holdings Co., Ltd. 96,900 341,719
WA, Inc. 2,600 22,467
Wacoal Holdings Corp. 35,600 1,005,505
Wacom Co., Ltd. 232,800 1,125,819
Wakachiku Construction Co.,
Ltd. 4,300 128,086
Wakita & Co., Ltd. 41,200 538,169
Warabeya Nichiyo Holdings
Co., Ltd. 16,100 359,030
#Waseda Academy Co., Ltd. 5,400 72,987
Washington Hotel Corp. 2,500 20,501
Watahan & Co., Ltd. 18,200 166,827
#WDB Holdings Co., Ltd. 5,300 55,075
#Weathernews, Inc. 10,900 287,939
Wellneo Sugar Co., Ltd. 8,300 153,775
Wellnet Corp. 9,200 39,362
#West Holdings Corp. 46,900 483,715
West Japan Railway Co. 152,900 3,131,149
#Will Group, Inc. 20,193 155,774
WingArc1st, Inc. 19,733 417,020
Workman Co., Ltd. 20,200 832,828
World Co., Ltd. 39,000 792,590
World Holdings Co., Ltd. 11,400 186,748
*W-Scope Corp. 2,100 2,301
#Xebio Holdings Co., Ltd. 34,000 237,378
YAC Holdings Co., Ltd. 13,101 93,930
Yagi & Co., Ltd. 600 13,069
Yahagi Construction Co., Ltd. 40,800 613,613
#Yakult Honsha Co., Ltd. 144,400 2,332,716
YAKUODO Holdings Co., Ltd. 16,041 208,701
YAMABIKO Corp. 45,600 948,891
YAMADA Consulting Group
Co., Ltd. 7,062 79,153
Yamada Corp. 400 17,477
Yamada Holdings Co., Ltd. 758,900 2,666,924
Yamae Group Holdings Co.,
Ltd. 20,500 371,169
#Yamagata Bank, Ltd. (The) 20,600 294,858
Yamaguchi Financial Group,
Inc. 313,800 4,996,064
Yamaha Corp. 291,600 2,114,317
Yamaha Motor Co., Ltd. 892,800 6,733,909
Shares Value
JAPAN — (Continued)
Yamaichi Electronics Co., Ltd. 34,900 $ 1,332,562
#Yamami Co. 2,100 66,229
Yamanashi Chuo Bank, Ltd.
(The) 25,800 791,093
Yamatane Corp. 16,600 243,307
Yamato Holdings Co., Ltd. 195,200 2,556,733
Yamau Holdings Co., Ltd. 4,700 76,231
#Yamaura Corp. 9,900 94,341
Yamax Corp. 3,500 46,013
#Yamaya Corp. 3,100 44,754
Yamazaki Baking Co., Ltd. 143,500 3,036,328
#Yamazen Corp. 56,400 521,004
#Yashima Denki Co., Ltd. 13,800 274,193
Yaskawa Electric Corp. 54,000 1,720,537
YE DIGITAL Corp. 6,600 33,928
Yellow Hat, Ltd. 90,700 991,903
Yokogawa Bridge Holdings
Corp. 48,700 981,829
Yokogawa Electric Corp. 119,500 3,972,488
Yokohama Financial Group,
Inc. 431,500 3,927,305
Yokohama Rubber Co., Ltd.
(The) 142,200 5,613,886
#Yokorei Co., Ltd. 59,001 484,217
Yokowo Co., Ltd. 14,901 211,160
Yondenko Corp. 26,000 282,147
Yondoshi Holdings, Inc. 8,600 101,521
Yonex Co., Ltd. 49,200 1,038,156
#Yorozu Corp. 22,900 150,974
Yoshicon Co., Ltd. 1,700 32,069
#*Yoshimura Food Holdings
KK 14,800 83,469
#Yoshinoya Holdings Co., Ltd. 92,300 1,828,528
#Yossix Holdings Co., Ltd. 4,300 87,667
Yotai Refractories Co., Ltd.,
Registered 300 3,538
Yuasa Trading Co., Ltd. 14,500 532,024
Yuken Kogyo Co., Ltd. 600 12,622
#Yukiguni Factory Co., Ltd. 22,600 155,589
Yurtec Corp. 46,900 826,055
#Yushin Co 13,300 65,612
Zacros Corp. 26,400 199,207
Zenrin Co., Ltd. 50,555 343,785
Zensho Holdings Co., Ltd. 30,500 1,656,285
Zeon Corp. 290,000 3,546,512
ZERIA Pharmaceutical Co.,
Ltd. 29,400 391,466
#ZIGExN Co., Ltd. 63,900 193,862
Zojirushi Corp., Class B 24,800 248,547
ZOZO, Inc. 165,800 1,371,456
Zuiko Corp. 11,000 71,665
TOTAL JAPAN 2,858,076,353
NETHERLANDS — (3.3%)
Aalberts NV, Registered 122,052 4,713,184
ΩABN AMRO Bank NV, Class
CV 458,721 16,950,052
Acomo NV 23,607 697,892
Ω*Adyen NV 5,377 8,017,716

Dimensional International Core Equity 2 ETF
continued
Shares Value
NETHERLANDS — (Continued)
Aegon, Ltd. 159,361 $ 1,247,087
Aegon, Ltd.- NYS 1,435,659 11,183,784
#*AFC Ajax NV 4 45
Akzo Nobel NV 173,171 12,216,613
Ω*Alfen N.V. 641 8,598
Allfunds Group PLC 308,946 3,002,794
AMG Critical Materials NV 30,315 1,302,646
APERAM SA 70,880 3,081,152
#Arcadis NV 61,400 2,762,554
ArcelorMittal SA 496 27,131
ArcelorMittal SA- NYS 196,670 10,614,280
ASM International NV 21,789 18,399,001
ASML Holding NV- NYS 87,038 123,855,074
ASML Holding NV, Class B 5,903 8,536,590
ASR Nederland NV, Class B 234,974 17,102,131
#*Avantium NV 422 3,315
Ω*Basic-Fit NV 68,985 2,640,959
BE Semiconductor Industries
NV 54,461 10,657,920
#Brunel International NV 14,217 126,512
Coca-Cola Europacific
Partners PLC 47,533 4,331,566
Corbion NV 60,076 1,446,547
ΩCTP NV 85,099 1,854,688
*Flow Traders, Ltd. 52,438 1,713,041
ForFarmers NV 38,840 256,444
Fugro NV 104,011 1,441,538
HAL Trust 9,678 1,791,497
*Havas NV 52,528 1,090,329
Heineken NV 110,648 9,127,427
#IMCD NV 7,990 748,831
ING Groep NV 611,364 18,051,886
*InPost SA 308,618 4,846,365
JDE Peet's NV 3,110 116,988
Kendrion NV 17,987 317,979
Koninklijke Ahold Delhaize NV 508,516 19,939,432
Koninklijke BAM Groep NV 311,545 3,276,378
Koninklijke Heijmans NV 20,234 1,653,710
Koninklijke KPN NV 4,936,132 24,123,379
Koninklijke Philips NV 9,853 282,844
#Koninklijke Philips NV- NYS 375,010 10,762,787
Koninklijke Vopak NV 94,918 4,749,401
*Magnum Ice Cream Co. NV
(The) 85,413 1,516,081
Nedap NV 6,100 631,350
NN Group NV 294,405 23,389,048
*NX Filtration NV 5,925 14,943
#*Pharming Group NV 611,285 1,244,997
#PostNL NV 157,245 221,301
#Randstad NV 139,062 4,981,271
SBM Offshore NV 220,026 7,910,235
ΩSignify NV 158,150 3,369,657
#Sligro Food Group NV 2,850 38,516
TKH Group NV 32,915 1,450,393
*TomTom NV 42,874 323,373
Universal Music Group NV 457,124 11,246,192
Van Lanschot Kempen NV 40,192 2,443,326
Shares Value
NETHERLANDS — (Continued)
Wolters Kluwer NV 125,858 $ 11,810,511
TOTAL NETHERLANDS 439,661,281
NEW ZEALAND — (0.2%)
#a2 Milk Co., Ltd. (The) 128,369 766,347
Air New Zealand, Ltd. 2,096,648 735,533
Auckland International Airport,
Ltd. 215,520 1,076,753
Briscoe Group, Ltd. 19,130 57,738
Channel Infrastructure NZ, Ltd. 468,169 824,032
#Chorus, Ltd. 387,060 2,224,079
#Colonial Motor Co., Ltd. (The) 8 41
Contact Energy, Ltd. 344,682 1,949,299
Delegat Group, Ltd. 24 65
EBOS Group, Ltd. 104,461 1,624,443
#*Eroad, Ltd. 23,919 16,927
Fisher & Paykel Healthcare
Corp., Ltd. 73,528 1,730,463
#*Fletcher Building, Ltd. 807,282 1,826,187
Freightways Group, Ltd. 204,993 1,810,257
Genesis Energy, Ltd. 331,291 486,927
*Gentrack Group, Ltd. 92 425
Hallenstein Glasson Holdings,
Ltd. 57,533 344,509
Heartland Group Holdings, Ltd. 577,920 421,214
Infratil, Ltd. 129,358 866,925
#*KMD Brands, Ltd. 379,486 63,121
Mainfreight, Ltd. 33,326 1,353,560
Mercury NZ, Ltd. 67,232 257,412
Meridian Energy, Ltd. 121,682 415,837
Napier Port Holdings, Ltd. 11,379 26,016
NZX, Ltd. 341,868 311,203
*Oceania Healthcare, Ltd. 796,057 409,272
*Pacific Edge, Ltd. 72,261 8,436
Port of Tauranga, Ltd. 77,210 374,071
*Ryman Healthcare, Ltd. 462,474 777,643
Sanford, Ltd. 6,517 28,775
Scales Corp., Ltd. 147,905 514,398
*Serko, Ltd. 26,648 47,548
Skellerup Holdings, Ltd. 232,847 728,131
SKY Network Television, Ltd. 178,382 360,368
#*SKYCITY Entertainment
Group, Ltd. 522,223 292,177
#Spark New Zealand, Ltd. 697,756 953,807
*Steel & Tube Holdings, Ltd. 196 79
Summerset Group Holdings,
Ltd. 264,395 1,850,269
#Tourism Holdings, Ltd. 32,428 50,408
TOWER, Ltd. 396,433 462,781
Turners Automotive Group,
Ltd. 13,255 68,949
Vector, Ltd. 90,125 263,294
*Vista Group International, Ltd. 64,185 72,209
#*Warehouse Group, Ltd.
(The), Registered 110,938 48,984
TOTAL NEW ZEALAND 26,500,912

Dimensional International Core Equity 2 ETF
continued
Shares Value
NORTHERN IRELAND — (0.0%)
*Morrow Bank AB 35,156 $ 52,224
TOTAL NORTHERN IRELAND 52,224
NORWAY — (0.7%)
2020 Bulkers, Ltd. 25,990 387,452
ABG Sundal Collier Holding
ASA 327,497 276,012
AF Gruppen ASA 41,118 790,743
#*Agilyx ASA 23,270 52,120
*Akastor ASA 115,623 161,406
Aker ASA, Class A 7,174 663,661
*Aker BioMarine ASA 8,997 90,541
Aker BP ASA 163,205 4,784,420
Aker Solutions ASA 462,472 1,691,081
AKVA Group ASA 16 141
*Archer, Ltd. 80,958 213,801
*ArcticZymes Technologies
ASA 2,473 5,719
Arendals Fossekompani ASA 15 242
*Atea ASA, Class A 64,935 1,041,769
Austevoll Seafood ASA 83,387 805,286
Bakkafrost P/F 16,273 786,945
#*BEWi ASA 35,626 61,609
*BLUENORD ASA 30,438 1,422,166
Bonheur ASA 22,322 588,336
Borregaard ASA 79,967 1,614,494
Bouvet ASA 68,277 413,970
#*BW Energy, Ltd. 18,630 89,666
ΩBW LPG, Ltd. 142,591 2,254,943
ΩBW LPG, Ltd. 3,522 55,084
BW Offshore, Ltd. 104,939 513,815
*Cadeler A/S 101,977 610,329
#*Cadeler A/S, ADR 1,919 45,864
*Cloudberry Clean Energy
ASA 230,677 297,507
#DNB Bank ASA 149,097 4,297,836
DNO ASA 606,956 1,023,075
DOF Group ASA 180,588 2,122,119
Ω*Elkem ASA 388,599 1,159,435
ΩElmera Group ASA 104,556 437,871
Elopak ASA 112,763 588,540
ΩEntra ASA, Class B 26,302 309,627
Equinor ASA 424,878 11,375,464
Equinor ASA, Sponsored ADR 16,532 443,884
ΩEuropris ASA 173,584 1,600,386
#*FLEX LNG, Ltd. 23,220 619,974
Frontline PLC 76,437 2,185,837
Gjensidige Forsikring ASA 5,814 165,837
*Grieg Seafood ASA 24,808 192,281
Hafnia, Ltd. 216,319 1,334,550
*Himalaya Shipping, Ltd. 1,556 16,898
Hoegh Autoliners ASA 202,158 2,268,185
ΩKid ASA 42,410 551,385
Kitron ASA 139,225 1,195,858
ΩKlaveness Combination
Carriers ASA 20,647 190,358
*Kongsberg Automotive ASA 822,294 185,034
#Kongsberg Gruppen ASA 46,475 1,600,399
Leroy Seafood Group ASA 95,948 474,590
Shares Value
NORWAY — (Continued)
*LINK Mobility Group Holding
ASA 286,523 $ 1,001,437
*Magnora ASA 44,019 96,530
Medistim ASA 3,292 76,478
Mowi ASA 63,824 1,472,087
MPC Container Ships ASA 635,306 1,234,005
Ω#Multiconsult ASA 16,468 291,650
*Napatech A/S 5,202 18,236
*Nekkar ASA 12,314 15,651
NORBIT ASA 41,042 787,571
Norconsult Norge A/S 25,829 122,162
#*Nordic Semiconductor ASA 17,111 231,022
Norsk Hydro ASA 294,456 2,647,912
Norwegian Air Shuttle ASA 173,220 293,781
*NRC Group ASA 9,242 8,829
Odfjell Drilling, Ltd. 134,046 1,336,403
Odfjell SE, Class A 23,247 330,334
Odfjell Technology, Ltd. 20,396 124,301
*OKEA ASA 62,353 152,325
ΩOkeanis Eco Tankers Corp. 6,778 273,618
#Orkla ASA 127,312 1,514,632
#*Panoro Energy ASA 121,972 278,276
Paratus Energy Services, Ltd. 20,567 99,974
Pareto Bank ASA 27,945 235,809
*Petronor E&P ASA 75,305 80,490
Pexip Holding ASA 39,337 316,776
*PhotoCure ASA 7,769 55,926
Ω*poLight ASA 43,934 29,567
Protector Forsikring ASA 33,563 1,828,665
Rana Gruber ASA, Class A 33,712 273,586
Reach Subsea ASA 45,383 34,986
Rogaland Sparebank 1,483 21,360
#Salmar ASA 14,921 890,685
*Salmon Evolution ASA 149,772 76,610
*SATS ASA 154,596 647,435
Ω*Scatec ASA 177,392 2,130,763
*Sea1 offshore, Inc. 54,676 141,830
Selvaag Bolig ASA 49,169 177,231
*SmartCraft ASA 18,528 41,885
Solstad Maritime Holding A/S 58,211 132,201
Solstad Offshore ASA 46,998 248,722
SpareBank 1 Helgeland 864 15,301
Sparebank 1 Oestlandet 31,071 634,041
SpareBank 1 Sor-Norge ASA 71,399 1,447,460
Sparebanken More 13,530 154,765
Stolt-Nielsen, Ltd., Class R 9,819 309,431
Storebrand ASA 296,861 5,211,045
Subsea 7 SA 201,402 5,153,045
Telenor ASA 86,587 1,461,300
TGS ASA 102,512 1,078,618
#TOMRA Systems ASA 44,162 589,345
Var Energi ASA 97,397 353,809
Veidekke ASA 94,756 1,755,134
#Vend Marketplaces ASA,
Class B 37,464 1,038,949
Wallenius Wilhelmsen ASA,
Class B 167,282 1,946,588

Dimensional International Core Equity 2 ETF
continued
Shares Value
NORWAY — (Continued)
Wilh. Wilhelmsen Holding
ASA, Class A 11,830 $ 844,203
Wilh. Wilhelmsen Holding
ASA, Class B 4,740 300,724
#Yara International ASA 21,556 995,267
Zalaris ASA 3,561 33,091
*Zaptec ASA 22,414 53,939
TOTAL NORWAY 97,206,341
PORTUGAL — (0.3%)
#Altri SGPS SA 37,080 191,007
#Banco Comercial Portugues
SA, Class R 9,038,156 9,831,890
Corticeira Amorim SGPS SA 38,085 303,111
CTT-Correios de Portugal SA 51,062 412,466
EDP Renovaveis SA 169,997 2,588,643
EDP SA 1,531,086 7,863,259
Galp Energia SGPS SA 531,890 10,586,166
Ibersol SGPS SA 17,632 223,394
Jeronimo Martins SGPS SA 136,256 3,227,363
#Mota-Engil SGPS SA 159,772 846,968
#Navigator Co. SA (The) 216,307 821,914
NOS SGPS SA 353,966 1,846,512
REN - Redes Energeticas
Nacionais SGPS SA 222,214 909,392
Semapa-Sociedade de
Investimento e Gestao 5,794 154,400
Sonae SGPS SA 1,067,832 2,248,522
*Teixeira Duarte SA 90,178 51,709
TOTAL PORTUGAL 42,106,716
SINGAPORE — (1.2%)
*AEM Holdings, Ltd. 498,500 758,160
ASL Marine Holdings, Ltd. 64,900 15,854
Aztech Global, Ltd. 290,300 150,983
Banyan Tree Holdings, Ltd. 600 317
BRC Asia, Ltd. 43,100 142,308
#Centurion Corp., Ltd. 167,600 200,750
China Aviation Oil Singapore
Corp., Ltd. 319,900 441,154
City Developments, Ltd. 647,200 4,732,873
ComfortDelGro Corp., Ltd. 2,566,800 2,973,362
*COSCO SHIPPING
International Singapore Co.,
Ltd. 2,099,600 193,580
CSE Global, Ltd. 952,545 840,702
DBS Group Holdings, Ltd. 564,016 26,311,857
Delfi, Ltd. 392,300 275,136
DFI Retail Group Holdings,
Ltd. 304,200 1,253,304
#Far East Orchard, Ltd. 132,108 135,335
First Resources, Ltd. 860,800 1,451,625
Food Empire Holdings, Ltd. 228,200 485,532
Frasers Property, Ltd. 304,400 271,057
#Frencken Group, Ltd. 588,600 774,596
Genting Singapore, Ltd. 6,018,600 3,485,950
#Geo Energy Resources, Ltd. 873,200 292,443
Golden Agri-Resources, Ltd. 5,056,200 1,155,475
GuocoLand, Ltd. 152,600 324,681
Hiap Hoe, Ltd. 300 147
Shares Value
SINGAPORE — (Continued)
#Ho Bee Land, Ltd. 196,800 $ 378,402
Hong Fok Corp., Ltd. 522,400 351,972
Hong Leong Asia, Ltd. 213,800 577,883
Hongkong Land Holdings, Ltd. 569,300 4,833,357
Hotel Grand Central, Ltd. 100 58
Hour Glass, Ltd. (The) 149,700 264,246
HRnetgroup, Ltd. 126,500 74,265
Hutchison Port Holdings Trust,
Class U 4,757,900 1,094,317
iFAST Corp., Ltd. 255,800 2,124,611
ISDN Holdings, Ltd. 270,842 85,372
Keppel Infrastructure Trust 3,675,325 1,506,043
Keppel, Ltd. 747,400 6,437,417
#LHN, Ltd. 264,700 141,841
Marco Polo Marine, Ltd. 2,457,000 290,425
*Mermaid Maritime PCL 661,500 65,160
Mewah International, Inc. 700 185
Micro-Mechanics Holdings,
Ltd. 21,900 28,993
Nanofilm Technologies
International, Ltd. 152,700 68,589
NETLINK NBN TRUST 1,937,100 1,495,948
Olam Group, Ltd. 817,700 573,485
OUE, Ltd. 156,300 145,338
Oversea-Chinese Banking
Corp., Ltd. 607,100 10,156,606
*Oxley Holdings, Ltd. 1,100 74
Pan-United Corp., Ltd. 102,500 92,888
Propnex, Ltd. 212,100 366,035
Q&M Dental Group Singapore,
Ltd. 34,300 13,920
QAF, Ltd. 68,800 51,776
Raffles Medical Group, Ltd. 550,500 431,637
#*Rex International Holding,
Ltd. 925,000 112,983
#Riverstone Holdings, Ltd. 708,600 427,171
SATS, Ltd. 1,067,918 3,189,448
SBS Transit, Ltd. 41,600 107,196
Seatrium, Ltd. 3,051,515 5,073,835
Sembcorp Industries, Ltd. 1,123,700 5,339,567
Sheng Siong Group, Ltd. 856,300 1,835,411
SIA Engineering Co., Ltd.,
Registered 156,500 406,974
Singapore Airlines, Ltd. 1,740,800 8,710,859
Singapore Exchange, Ltd. 434,700 6,039,213
Singapore Land Group, Ltd. 44,500 122,384
Singapore Technologies
Engineering, Ltd. 661,100 5,105,422
Singapore
Telecommunications, Ltd. 487,000 1,761,489
StarHub, Ltd. 643,000 577,636
Straits Trading Co., Ltd. 182,817 259,315
Tai Sin Electric, Ltd. 200 79
*Thomson Medical Group, Ltd. 1,052,400 50,588
Tiong Woon Corp. Holding,
Ltd. 111,500 86,546
#Tuan Sing Holdings, Ltd. 623,869 169,610
UMS Integration, Ltd. 646,750 682,935
United Overseas Bank, Ltd. 457,700 13,803,136

Dimensional International Core Equity 2 ETF
continued
Shares Value
SINGAPORE — (Continued)
UOB-Kay Hian Holdings, Ltd. 341,898 $ 848,683
UOL Group, Ltd. 649,100 5,544,715
Venture Corp., Ltd. 326,100 4,201,525
Vicom, Ltd. 9,600 12,482
Wee Hur Holdings, Ltd. 706,100 495,216
Wilmar International, Ltd. 862,600 2,304,345
Wing Tai Holdings, Ltd. 350,700 455,993
Yangzijiang Shipbuilding
Holdings, Ltd. 2,779,600 7,315,890
TOTAL SINGAPORE 153,358,670
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 34,086 3,133,893
TOTAL SOUTH AFRICA 3,133,893
SPAIN — (2.8%)
Acciona SA 33,940 7,324,367
Acerinox SA 279,208 4,155,336
ACS Actividades de
Construccion y Servicios SA 153,910 17,330,393
ΩAedas Homes SA 9,194 261,411
ΩAena SME SA 262,127 8,179,580
*Airtificial Intelligence
Structures SA 94,703 10,827
Almirall SA 60,151 903,074
Amadeus IT Group SA 217,442 14,646,513
#Atresmedia Corp. de Medios
de Comunicacion SA 116,013 724,581
#Audax Renovables SA 162,439 254,312
Azkoyen SA 2,242 23,418
Banco Bilbao Vizcaya
Argentaria SA 167,702 4,279,436
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 2,495,279 63,429,992
Banco de Sabadell SA 5,597,714 22,009,142
Banco Santander SA 2,167,788 27,800,750
Banco Santander SA,
Sponsored ADR 1,008,009 12,852,115
Bankinter SA 851,554 14,608,257
CaixaBank SA 1,670,330 22,166,279
ΩCellnex Telecom SA 127,794 3,955,840
CIE Automotive SA 53,952 1,848,507
Construcciones y Auxiliar de
Ferrocarriles SA 26,209 1,755,415
Corp ACCIONA Energias
Renovables SA 54,136 1,376,939
*Distribuidora Internacional de
Alimentacion SA 11,805 549,818
Ebro Foods SA 51,604 1,127,138
*eDreams ODIGEO SA 81,062 337,525
Elecnor SA 20,507 656,259
Enagas SA 189,816 3,135,448
#*Ence Energia y Celulosa SA 110,091 291,540
Endesa SA 146,531 5,419,649
*Ercros SA 44,200 179,833
Faes Farma SA 203,243 1,264,557
Ferrovial SE 171,600 11,640,334
Ferrovial SE 11,171 759,516
Fluidra SA 90,210 2,631,456
Shares Value
SPAIN — (Continued)
ΩGestamp Automocion SA 172,058 $ 620,619
ΩGlobal Dominion Access SA 115,298 477,333
*Grenergy Renovables SA 5,737 655,887
Grifols SA 362,996 4,659,553
Grupo Empresarial San Jose
SA 27,581 272,010
Iberdrola SA 499,321 11,241,821
Indra Sistemas SA 161,987 10,521,890
Industria de Diseno Textil SA 248,235 16,242,267
Laboratorio Reig Jofre SA 20 65
Laboratorios Farmaceuticos
Rovi SA 20,604 1,762,387
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 209,840 293,573
Logista Integral SA 72,089 2,643,155
Mapfre SA 1,113,727 5,111,660
Melia Hotels International SA 141,779 1,270,070
Miquel y Costas & Miquel SA 3,182 52,997
Naturgy Energy Group SA 132,329 4,168,636
Ω*Neinor Homes SA 44,011 1,052,394
*Nueva Expresion Textil SA 129,089 149,886
*Obrascon Huarte Lain SA 237,656 101,500
Pharma Mar SA 3,421 321,311
Prim SA 8 122
ΩProsegur Cash SA 275,494 210,083
Prosegur Cia de Seguridad SA 27,209 91,120
*Realia Business SA 196 238
Redeia Corp. SA 255,660 4,437,507
Renta 4 Banco SA 12 270
Repsol SA 866,933 17,074,015
Sacyr SA 546,241 2,577,258
*Solaria Energia y Medio
Ambiente SA 70,779 1,565,326
Ω#*Talgo SA 21,707 75,664
*Tecnicas Reunidas SA 69,047 2,618,690
#Telefonica SA 3,010,190 12,229,411
Telefonica SA, Sponsored
ADR 772,357 3,089,428
#Tubacex SA 54,972 225,295
ΩUnicaja Banco SA 1,468,761 5,042,761
Vidrala SA 21,743 2,284,026
Viscofan SA 50,653 3,398,640
TOTAL SPAIN 374,428,425
SWEDEN — (2.6%)
#AAK AB 49,807 1,395,367
ΩAcadeMedia AB 143,349 1,525,429
AddLife AB, Class B 72,331 1,115,330
Addnode Group AB, Class B 138,043 1,336,416
#AddTech AB, Class B 111,383 3,658,977
AFRY AB 169,463 2,704,976
Alfa Laval AB 58,786 3,435,949
ΩAlimak Group AB 51,525 793,924
Alleima AB 250,969 2,207,115
Alligo AB, Class B 25,662 367,584
ΩAmbea AB, Class B 146,424 2,249,560
*Annehem Fastigheter AB,
Class B 11,218 20,783
AQ Group AB 40,155 888,629

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
Arjo AB, Class B 349,508 $ 1,054,970
*Asmodee Group AB, Class B 79,846 963,320
#Assa Abloy AB, Class B 74,265 3,019,342
Atlas Copco AB, Class A 589,352 12,233,436
Atlas Copco AB, Class B 129,747 2,347,311
Atrium Ljungberg AB, Class B 157,313 599,859
ΩAttendo AB 216,739 2,176,633
Avanza Bank Holding AB 129,837 5,096,824
#Axfood AB 64,727 2,230,869
Beijer Alma AB, Class B 21,450 640,913
Beijer Ref AB, Class B 64,850 929,280
Bergman & Beving AB 27,368 856,385
Betsson AB, Class B 216,684 2,560,383
#*Better Collective A/S 10,190 122,249
*BHG Group AB 243,208 844,006
Bilia AB, Class A 88,367 1,258,785
Billerud Aktiebolag 354,723 2,889,156
Ω*BioArctic AB, Class B 26,108 940,829
BioGaia AB, Class B 79,564 985,085
Bjorn Borg AB 11,816 78,219
*Boliden AB 139,465 9,871,927
*Bonava AB, Class B 326,681 479,748
Ω#*Boozt AB 57,339 585,875
ΩBravida Holding AB 189,413 1,881,880
Bufab AB 117,420 1,311,586
Bulten AB 27,624 154,936
Byggmax Group AB 87,120 556,048
*Camurus AB 12,579 948,514
*Carasent AB 19,546 57,077
Castellum AB 204,117 2,538,708
Catella AB 32,568 100,071
Catena AB 19,187 1,002,239
*Cavotec Group AB 84 140
Cellavision AB 4,399 73,248
#*Cint Group AB 353,730 115,403
Clas Ohlson AB, Class B 49,984 1,722,175
Cloetta AB, Class B 319,557 1,571,749
*Coffee Stain Group AB 124,964 261,723
Coinshares International, Ltd. 12,544 138,728
Ω#Coor Service Management
Holding AB 134,937 804,081
#Corem Property Group AB,
Class B 161,576 75,383
Corem Property Group AB,
Class D 3,528 95,252
*CTEK AB 28,866 40,500
CTT Systems AB 5,173 95,603
Dios Fastigheter AB 80,595 587,693
ΩDometic Group AB 407,599 1,768,116
Duni AB 7,992 94,616
Ω*Dustin Group AB 618,642 120,902
*Dynavox Group AB 142,597 1,409,499
Eastnine AB 48,828 274,415
Elanders AB, Class B 16,251 108,863
*Electrolux AB, Class B 114,013 924,494
Electrolux Professional AB,
Class B 133,607 928,219
Elekta AB, Class B 450,745 2,912,549
Shares Value
SWEDEN — (Continued)
#*Embracer Group AB, Class
B 124,964 $ 687,127
#*Enad Global 7 AB 36,538 50,686
*Enea AB 20,727 156,642
#Engcon AB, Class B 26,207 236,247
Eolus AB, Class B 949 3,618
Ependion AB 17,451 210,147
Epiroc AB, Class A 142,718 4,025,721
Epiroc AB, Class B 66,135 1,660,052
#EQT AB 10,139 387,131
Essity AB, Class A 8,425 249,831
Essity AB, Class B 243,277 7,233,246
Ω#Evolution AB 25,289 1,652,937
Ework Group AB 10,441 112,168
#Fabege AB 133,899 1,244,112
Fagerhult Group AB 21,895 92,628
*Fasadgruppen Group AB 3,657 11,072
*Fastighets AB Balder, Class B 180,738 1,368,768
*Fastighets AB Trianon, Class
B 47,624 105,123
*Fastighetsbolaget Emilshus
AB, Class B 1,654 9,922
FastPartner AB, Class A 29,200 151,076
FastPartner AB, Class D 7,919 67,093
Fenix Outdoor International AG 1,042 61,798
FormPipe Software AB 48 125
G5 Entertainment AB 9,459 100,336
Getinge AB, Class B 188,571 4,162,419
Granges AB 110,987 1,873,135
Ω*Green Landscaping Group
AB 11,812 58,845
#*Gruvaktiebolaget Viscaria 88,578 201,626
H & M Hennes & Mauritz AB,
Class B 97,876 1,971,949
Hanza AB 20,114 315,834
Heba Fastighets AB, Class B 51,816 175,603
Hemnet Group AB 46,757 749,506
#Hexagon AB, Class B 202,875 2,305,541
*Hexatronic Group AB 100,846 267,373
Hexpol AB 216,334 1,776,665
*HMS Networks AB 18,726 848,696
#Holmen AB, Class B 34,180 1,288,857
Hufvudstaden AB, Class A 41,081 570,811
Humana AB 59,146 317,036
*Humble Group AB 23,592 21,134
Husqvarna AB, Class A 8,295 42,636
Husqvarna AB, Class B 251,778 1,297,820
Indutrade AB 97,391 2,299,384
Instalco AB 305,980 882,105
#*International Petroleum
Corp. 118,990 2,493,450
INVISIO AB 43,111 1,268,651
Inwido AB 72,479 1,259,258
JM AB 116,972 1,805,007
*John Mattson
Fastighetsforetagen AB 23,005 171,519
Kabe Group AB, Class B 688 16,166
*Karnell Group AB, Class B 2,255 15,717
*Karnov Group AB, Class B 18,846 208,424

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
*K-Fast Holding AB, Class B 80,860 $ 111,257
*Klarabo Sverige AB, Class B 32,456 54,776
KNOW IT AB 29,279 385,657
Lagercrantz Group AB, Class
B 162,317 3,586,569
#Lifco AB, Class B 38,472 1,330,749
Lime Technologies AB 11,922 342,755
Lindab International AB 85,181 1,801,337
Loomis AB, Class B 115,273 4,812,889
*Medcap AB 6,610 365,884
Medicover AB, Class B 59,745 1,366,699
MEKO AB 47,433 379,903
Micro Systemation AB, Class B 4,151 31,230
Midsona AB, Class B 24,582 27,380
MIPS AB 10,735 335,672
*Modern Times Group MTG
AB, Class B 99,019 1,164,436
Momentum Group AB, Class B 22,679 336,640
ΩMunters Group AB 124,989 2,477,965
Mycronic AB 135,790 3,156,890
*NCAB Group AB 80,447 417,855
NCC AB, Class B 169,893 4,383,469
Nederman Holding AB 4,580 74,400
*Nelly Group AB 11,645 176,275
*Neobo Fastigheter AB 40,578 85,719
*Net Insight AB, Class B 83,474 20,462
New Wave Group AB, Class B 115,477 1,391,894
#Nibe Industrier AB, Class B 473,917 1,825,589
Nilorngruppen AB, Class B 12,727 92,589
Nivika Fastigheter AB, Class B 26,529 131,862
#*Nobia AB 654,994 284,720
Nolato AB, Class B 134,177 882,160
Nordnet AB 49,758 1,621,080
*Norion Bank AB 64,493 493,956
Note AB 11,969 224,041
NP3 Fastigheter AB 23,072 688,075
Nyfosa AB 112,086 895,827
OEM International AB, Class B 68,801 990,172
*Orexo AB 9,332 31,573
*Ovzon AB 54,813 339,321
Peab AB, Class B 198,135 1,992,038
Platzer Fastigheter Holding
AB, Class B 39,005 327,823
Proact IT Group AB 36,815 423,369
Ratos AB, Class B 409,944 1,761,617
RaySearch Laboratories AB,
Class B 54,783 1,177,071
Rejlers AB, Class B 6,429 132,324
#*Rottneros AB 60,289 16,039
Rusta AB 84,389 779,804
Rvrc Holding AB 120,215 926,846
Saab AB, Class B 39,268 3,075,433
#Sagax AB, Class B 42,956 953,526
#*Samhallsbyggnadsbolaget i
Norden AB 1,095,335 606,303
*Samhallsbyggnadsbolaget i
Norden AB, Class D 129,764 159,195
Sandvik AB 266,236 10,577,560
Scandi Standard AB 49,575 604,829
Shares Value
SWEDEN — (Continued)
ΩScandic Hotels Group AB 270,361 $ 2,715,139
*Sdiptech AB, Class B 48,311 931,592
Sectra AB, Class B 78,800 1,960,153
Securitas AB, Class B 237,998 3,954,871
*Sensys Gatso Group AB 5,987 26,106
Ω*Sinch AB 945,362 2,855,656
*Sivers Semiconductors AB 84,049 31,712
Skandinaviska Enskilda
Banken AB, Class A 459,121 9,924,347
Skandinaviska Enskilda
Banken AB, Class C 2,068 45,882
Skanska AB, Class B 171,357 5,243,934
SKF AB, Class A 4,480 118,930
#SKF AB, Class B 194,699 5,115,873
SkiStar AB 52,687 999,311
Softronic AB, Class B 23,130 55,785
Solid Forsakring AB 14,819 154,179
SSAB AB, Class A 151,471 1,267,242
#SSAB AB, Class B 463,017 3,850,695
*Stendorren Fastigheter AB,
Class B 9,409 208,327
Stenhus Fastigheter I Norden
AB 51,075 65,083
*Stillfront Group AB 697,696 432,698
Storskogen Group AB, Class B 2,300,389 2,809,139
Svedbergs Group AB, Class B 17,188 128,537
Svenska Cellulosa AB SCA,
Class A 10,767 135,496
#Svenska Cellulosa AB SCA,
Class B 319,124 4,021,382
#Svenska Handelsbanken AB,
Class A 255,842 4,063,530
#Svenska Handelsbanken AB,
Class B 6,324 167,025
Sweco AB, Class B 136,787 2,279,204
Swedbank AB, Class A 194,078 7,601,101
*Swedish Logistic Property AB,
Class B 68,335 323,833
*Swedish Orphan Biovitrum
AB, Class A 69,641 2,651,192
Synsam AB 181,290 1,341,410
Systemair AB 78,283 765,829
Tele2 AB, Class B 406,648 7,485,475
Telefonaktiebolaget LM
Ericsson, Class A 20,584 224,855
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 7,934 85,687
Telefonaktiebolaget LM
Ericsson, Class B 1,321,613 14,431,033
Telia Co. AB 1,709,313 7,829,946
TF Bank AB 38,744 752,099
Ω#Thule Group AB 51,093 1,228,229
Trelleborg AB, Class B 82,238 3,344,424
Troax Group AB 26,422 432,793
Truecaller AB, Class B 265,571 463,506
VBG Group AB, Class B 16,829 730,782
*Vestum AB 10,396 9,430

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
#Vitec Software Group AB,
Class B 28,620 $ 808,269
Vitrolife AB 77,716 1,020,147
Volati AB 14,993 161,409
Volvo AB, Class A 80,339 2,940,477
#Volvo AB, Class B 850,788 31,139,576
#*Volvo Car AB, Class B 489,782 1,646,577
Wallenstam AB, Class B 162,549 744,781
Wihlborgs Fastigheter AB 120,029 1,248,798
*XANO Industri AB, Class B 1,737 17,817
TOTAL SWEDEN 349,307,433
SWITZERLAND — (7.1%)
ABB, Ltd., Registered 377,436 32,673,052
Accelleron Industries AG 126,539 12,127,236
Adecco Group AG 222,805 6,544,834
*AEVIS VICTORIA SA 2,264 40,279
Alcon AG 340 27,560
#Alcon AG, ADR 219,335 17,761,748
Allreal Holding AG, Registered 21,525 6,317,317
ALSO Holding AG, Registered 6,759 1,744,938
*Amrize, Ltd. 150,785 7,934,307
*Amrize, Ltd. 230,482 12,136,933
*ams-OSRAM AG 74,176 775,426
APG SGA SA 1,347 369,089
Arbonia AG 31,701 207,896
*Aryzta AG 41,034 2,912,159
Ascom Holding AG, Registered 4,641 32,244
Autoneum Holding AG 3,736 613,246
*Avolta AG 155,648 9,560,614
Bachem Holding AG, Class B 390 35,452
Banque Cantonale de Geneve,
Class BR 15,810 570,766
#Banque Cantonale Vaudoise,
Registered 42,999 5,840,784
#Barry Callebaut AG,
Registered 2,639 4,633,372
*Basilea Pharmaceutica Ag
Allschwil, Registered 20,439 1,433,291
Belimo Holding AG, Class R 7,700 8,449,451
Bell Food Group AG 2,726 785,886
Berner Kantonalbank AG,
Registered 4,222 1,768,190
BKW AG 15,711 2,976,735
Bossard Holding AG,
Registered, Class A 6,356 1,254,609
Bucher Industries AG,
Registered 8,453 3,929,841
Burckhardt Compression
Holding AG 5,059 3,508,222
Burkhalter Holding AG 4,865 887,015
Bystronic AG 708 247,784
*Carlo Gavazzi Holding AG,
Registered 30 6,194
Cembra Money Bank AG 43,489 5,576,961
Cham Swiss Properties AG 8 262
Chocoladefabriken Lindt &
Spruengli AG 26 3,849,101
*Cicor Technologies, Ltd.,
Registered 1,838 293,583
Shares Value
SWITZERLAND — (Continued)
Cie Financiere Richemont SA,
Registered 91,111 $ 17,694,500
Cie Financiere Tradition SA,
Class BR 956 364,995
*Clariant AG, Registered 157,203 1,458,627
#*Coltene Holding AG,
Registered 1,395 99,818
COSMO Pharmaceuticals NV 11,514 1,731,474
CPH Group AG 119 10,416
Daetwyler Holding AG, Class
BR 8,988 1,841,837
DKSH Holding AG 40,112 2,953,510
dormakaba Holding AG 41,944 3,164,660
*EFG International AG 171,565 4,384,649
Emmi AG, Registered 2,046 2,077,751
EMS-Chemie Holding AG 4,003 3,124,216
Flughafen Zurich AG,
Registered 30,222 9,403,534
Forbo Holding AG, Registered 582 690,041
Galderma Group AG 36,073 6,740,997
ΩGalenica AG 72,829 9,136,136
#*GAM Holding AG 132 22
Geberit AG, Registered 27,399 20,978,444
#Georg Fischer AG,
Registered 103,529 6,917,170
Givaudan SA, Registered 1,914 7,426,832
Glarner Kantonalbank 3,636 103,879
#Helvetia Baloise Holding AG,
Registered 108,439 27,558,616
Hiag Immobilien Holding AG 3,816 616,467
*Holcim AG 245,169 25,323,995
Huber + Suhner AG,
Registered 23,762 4,819,978
Hypothekarbank Lenzburg AG,
Class R 19 100,175
Implenia AG, Registered 18,502 1,777,999
Inficon Holding AG, Registered 11,180 1,771,262
Interroll Holding AG, Class R 784 1,893,695
Intershop Holding AG 3,876 842,598
Investis Holding SA 1,717 345,607
Julius Baer Group, Ltd.,
Registered 175,453 14,723,424
Jungfraubahn Holding AG,
Registered 6,260 2,475,385
Kardex Holding AG,
Registered 7,396 2,602,839
Kuehne + Nagel International
AG, Class R 20,790 4,824,587
*Landis+Gyr Group AG 33,074 2,332,210
#Lastminute.com NV 1,186 21,947
Liechtensteinische
Landesbank AG 8,675 1,085,995
Logitech International SA,
Class R 310 26,827
#Logitech International SA,
Class R 97,413 8,361,932
Lonza Group AG, Registered 22,247 15,167,424
Luzerner Kantonalbank AG,
Registered 18,307 2,339,340

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
ΩMedacta Group SA 8,014 $ 1,719,256
ΩMedmix AG 4,000 59,529
Meier Tobler Group AG 487 22,989
#Metall Zug AG, Registered 176 184,217
Mikron Holding AG, Registered 5,804 130,242
Mobilezone Holding AG,
Registered 36,196 662,767
Mobimo Holding AG,
Registered 13,768 6,955,070
Ω*Montana Aerospace AG 48,303 2,091,949
Naturenergie Holding AG 252 10,701
Nestle SA, Registered 818,738 78,072,763
#Novartis AG, Class B,
Sponsored ADR 713,839 106,133,582
Novartis AG, Registered 68,961 10,264,671
*Novavest Real Estate AG,
Class B 1,725 90,277
OC Oerlikon Corp. AG
Pfaffikon 277,322 1,274,878
#Partners Group Holding AG 10,294 14,036,361
Phoenix Mecano AG,
Registered 76 43,623
Plazza AG, Registered, Class
A 594 337,864
Ω*PolyPeptide Group AG 5,935 210,409
PSP Swiss Property AG,
Registered 39,869 8,025,057
#Rieter Holding AG,
Registered 61,282 263,814
Roche Holding AG 167,654 76,353,818
Roche Holding AG, Class BR 5,646 2,610,189
#Romande Energie Holding
SA, Registered 4,275 237,608
Sandoz Group AG 329,944 26,213,848
Sandoz Group AG, ADR 50,530 4,006,018
Schindler Holding AG,
Registered 9,816 3,626,585
Schweiter Technologies AG,
Registered 669 218,931
#Schweizerische
Nationalbank, Registered 3 14,103
Ω*Sensirion Holding AG 2,047 152,319
SFS Group AG 18,459 2,718,331
SGS SA, Registered 120,660 14,540,936
*Siegfried Holding AG,
Registered 43,140 5,316,520
#*SIG Group AG 260,748 4,043,025
Sika AG, Registered 33,224 6,398,440
*Softwareone Holding AG 18,546 191,680
Sonova Holding AG 20,866 5,731,003
St. Galler Kantonalbank AG,
Registered 3,432 2,647,371
#Stadler Rail AG 25,442 654,511
#Straumann Holding AG,
Class R 32,474 3,926,147
Sulzer AG, Registered 21,651 4,672,938
Sunrise Communications AG 44,193 2,513,673
#Swatch Group AG (The),
Class BR 37,229 8,847,357
Shares Value
SWITZERLAND — (Continued)
#Swatch Group AG (The),
Registered 27,234 $ 1,297,952
#Swiss Life Holding AG,
Registered 14,660 16,113,530
Swiss Prime Site AG,
Registered 99,556 16,975,135
Swiss Re AG, Registered 159,134 25,511,450
#Swisscom AG, Registered 25,939 21,339,337
Swissquote Group Holding SA,
Registered 12,952 7,370,387
Temenos AG, Registered 63,532 5,639,130
TX Group AG 3,686 796,507
UBS Group AG 15,593 736,873
#UBS Group AG 609,849 28,754,380
Valiant Holding AG 26,555 5,352,037
ΩVAT Group AG 21,939 14,279,367
Vaudoise Assurances Holding
SA 1,142 1,090,020
Vetropack Holding AG, Class
A 12,383 363,425
Vontobel Holding AG, Class R 39,039 3,376,401
VP Bank AG, Class A 3,844 421,315
#V-ZUG Holding AG 2,390 123,837
Walliser Kantonalbank,
Registered 1,451 260,975
Warteck Invest AG, Registered 142 362,353
#Ypsomed Holding AG,
Registered 2,496 990,232
Zehnder Group AG,
Registered 11,211 1,196,733
Zug Estates Holding AG, Class
B 82 248,114
Zuger Kantonalbank, Class BR 54 659,178
Zurich Insurance Group AG 26,593 18,959,233
TOTAL SWITZERLAND 955,585,458
UNITED KINGDOM — (11.0%)
4imprint Group PLC 29 1,624
Admiral Group PLC 228,999 8,641,709
ΩAirtel Africa PLC 1,433,628 6,279,611
AJ Bell PLC 411,084 2,610,702
Anglo American PLC 468,528 21,911,317
Antofagasta PLC 239,827 12,005,666
Ashtead Group PLC 239,135 15,380,535
Associated British Foods PLC 148,520 3,882,516
AstraZeneca PLC 45,722 8,532,916
AstraZeneca PLC, Sponsored
ADR 582,185 54,009,303
ΩAutotrader Group PLC 929,625 6,863,149
Aviva PLC 1,536,551 13,406,051
B&M European Value Retail
SA 16,970 41,067
Babcock International Group
PLC 859,396 16,923,048
BAE Systems PLC 903,625 24,477,595
Balfour Beatty PLC 383,623 3,758,687
Barclays PLC 5,334,279 35,589,676
Barclays PLC, Sponsored ADR 262,920 7,033,110
Barratt Redrow PLC,
Registered 1,671,822 8,905,923

Dimensional International Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Beazley PLC 1,004,794 $ 15,622,132
Bellway PLC 185,328 6,907,234
Berkeley Group Holdings PLC 111,984 6,331,207
BP PLC 108,792 692,407
BP PLC, Sponsored ADR 1,083,342 41,036,995
ΩBridgepoint Group PLC 67,388 251,712
British American Tobacco PLC 395,285 23,736,736
British American Tobacco
PLC, Sponsored ADR 224,393 13,616,167
BT Group PLC, Registered 8,068,859 21,187,218
Bunzl PLC 167,016 4,693,765
*Burberry Group PLC 403,196 6,080,611
Bytes Technology Group PLC 352 1,624
*Canal+ SA 787,216 3,424,416
*Carnival PLC, Sponsored
ADR 80,958 2,411,739
Centrica PLC 6,813,232 17,852,794
*Coca-Cola HBC AG 92,907 5,035,921
Compass Group PLC 529,285 15,884,433
Computacenter PLC 90,670 4,140,762
ΩConvatec Group PLC 1,059,683 3,344,546
Cranswick PLC 49,166 3,548,820
Croda International PLC 7,407 277,281
#DCC PLC 100,467 6,391,462
#Diageo PLC, Sponsored ADR 37,635 3,492,528
Diploma PLC 88,890 6,489,300
Drax Group PLC 695,827 8,603,188
Dunelm Group PLC 193,015 2,447,352
easyJet PLC 303,709 1,991,302
Energean PLC 15,899 184,903
Entain PLC 189,989 1,577,310
Experian PLC 395,160 14,955,488
*Frasers Group PLC 153,426 1,464,298
Fresnillo PLC 258,086 13,110,952
Games Workshop Group PLC 48,525 11,353,330
*Glencore PLC 2,444,589 16,747,781
Grafton Group PLC 257,931 3,310,102
Grainger PLC 366,126 974,688
GSK PLC 1,131,197 29,128,637
Haleon PLC 3,102,852 16,133,144
Halma PLC 109,952 5,347,246
Harbour Energy PLC 138,914 443,393
Hays PLC 400 260
Hikma Pharmaceuticals PLC 176,284 3,698,739
Hill & Smith PLC 4,150 126,995
Hiscox, Ltd. 351,500 7,148,368
Hochschild Mining PLC 219,755 2,038,538
Howden Joinery Group PLC 784,281 9,008,044
HSBC Holdings PLC,
Registered 651,378 11,489,595
#HSBC Holdings PLC,
Sponsored ADR 682,526 60,069,113
IG Group Holdings PLC 249,664 4,631,972
IMI PLC 319,932 12,125,920
Imperial Brands PLC 478,389 20,127,354
Inchcape PLC 553,529 6,201,974
Informa PLC 775,989 9,370,690
InterContinental Hotels Group
PLC 1,853 249,784
Shares Value
UNITED KINGDOM — (Continued)
InterContinental Hotels Group
PLC, Sponsored ADR 40,146 $ 5,509,637
International Workplace Group
PLC 1,031,792 3,500,048
Intertek Group PLC 148,596 9,102,583
Investec PLC 690,378 5,760,018
Ithaca Energy PLC 171,364 431,743
ITV PLC 3,842,888 4,284,641
J Sainsbury PLC 2,444,298 10,746,821
JD Sports Fashion PLC 3,033,357 3,404,113
JET2 PLC 110,251 1,871,482
Johnson Matthey PLC 159,381 5,161,571
Just Group PLC, Registered 972,883 2,883,684
Kingfisher PLC 2,658,319 12,311,592
Lancashire Holdings, Ltd. 250 2,113
Legal & General Group PLC 2,912,247 10,594,276
Lion Finance Group PLC 57,312 7,935,423
Lloyds Banking Group PLC 3,785,847 5,660,094
#Lloyds Banking Group PLC,
Sponsored ADR 4,257,796 25,419,042
London Stock Exchange
Group PLC, Registered 62,992 7,020,721
Man Group PLC 320,459 1,155,663
Marks & Spencer Group PLC 3,058,372 15,364,675
Melrose Industries PLC 807,859 6,939,741
*Mitchells & Butlers PLC 99,117 358,395
Mitie Group PLC 1,029,199 2,367,046
Mondi PLC 402,522 4,717,163
Morgan Sindall Group PLC 31,188 2,109,929
National Grid PLC 105,524 1,787,622
National Grid PLC, Sponsored
ADR 116,679 9,949,219
NatWest Group PLC 950,944 8,680,416
#NatWest Group PLC, Class
S, ADR 1,212,469 22,103,310
Next PLC 63,501 11,559,024
Ninety One PLC 49,782 172,696
*Ocado Group PLC 19,056 57,059
OSB Group PLC 527,134 4,416,112
Pagegroup PLC 314 885
Pan African Resources PLC 326,867 592,974
Pearson PLC 149,247 1,960,796
Pearson PLC, Sponsored ADR 236,150 3,107,734
Pennon Group PLC 377,089 2,827,922
Persimmon PLC 372,294 7,182,981
Phoenix Group Holdings PLC 506,131 5,136,112
Playtech PLC 19,041 77,342
Plus500, Ltd. 111,828 6,435,945
Premier Foods PLC 2,133 5,526
Prudential PLC 324,520 5,363,912
#Prudential PLC, Sponsored
ADR 524,836 17,314,340
QinetiQ Group PLC 663,906 4,568,892
*Reckitt Benckiser Group PLC 324,524 27,129,392
RELX PLC 14,085 498,473
#RELX PLC, Sponsored ADR 357,978 12,815,612
Rentokil Initial PLC 869,873 5,379,932
#Rentokil Initial PLC, ADR 2,223 70,047
RHI Magnesita NV 278 10,567

Dimensional International Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Rightmove PLC 1,072,657 $ 7,277,340
Rio Tinto PLC 482,526 44,615,429
Rio Tinto PLC, Sponsored
ADR 33,249 3,026,657
Rolls-Royce Holdings PLC 3,140,560 52,189,675
Rotork PLC 797,217 3,868,318
RS GROUP PLC 186,890 1,718,281
Sage Group PLC (The) 655,174 8,607,627
Schroders PLC 557,269 3,453,442
Serco Group PLC 1,861,531 7,663,460
Severn Trent PLC 183,889 7,388,566
#Shell PLC, ADR 1,334,240 102,776,507
Smith & Nephew PLC 50,910 867,677
#Smith & Nephew PLC,
Sponsored ADR 136,496 4,659,974
Smiths Group PLC 110,705 3,813,066
Softcat PLC 185,192 3,634,056
Spirax Group PLC 17,202 1,714,936
SSE PLC 670,235 22,275,866
SSP Group PLC 1,145 2,877
St. James's Place PLC 647,473 13,505,125
Standard Chartered PLC 1,129,598 28,862,699
Tate & Lyle PLC 29 150
Taylor Wimpey PLC 5,025,595 7,361,880
TBC Bank Group PLC 28,717 1,674,794
Telecom Plus PLC 428 7,823
Tesco PLC 5,291,044 30,872,229
TP ICAP Group PLC 1,244,040 4,353,192
Travis Perkins PLC 2,001 17,175
#Unilever PLC, ADR 379,614 25,950,413
United Utilities Group PLC 456,783 7,816,453
*Vistry Group PLC 209,611 1,913,373
Vodafone Group PLC 9,393,492 13,844,099
Vodafone Group PLC,
Sponsored ADR 3,281 48,067
Weir Group PLC (The) 168,632 7,465,136
WH Smith PLC 281 2,603
Whitbread PLC 160,449 5,997,600
*Wise PLC, Class A 99,469 1,287,161
WPP PLC 7,261 30,071
#WPP PLC, Sponsored ADR 94,490 1,972,951
Zegona Communications PLC 14,436 312,005
TOTAL UNITED KINGDOM 1,483,432,284
UNITED STATES — (0.1%)
*Flutter Entertainment PLC,
Class DI 9,251 1,518,920
*Gran Tierra Energy, Inc. 16,954 92,273
International Paper Co. 200,718 8,070,256
*Royal Gold, Inc. 151 39,760
Royal Gold, Inc. 17,118 4,507,340
Shares Value
UNITED STATES — (Continued)
*Sunococorp LLC 40,312 $ 2,161,529
TOTAL UNITED STATES 16,390,078
TOTAL COMMON STOCKS 12,706,050,217
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG
4.940% 14,152 1,471,466
Ω#Dr. Ing. h.c. F. Porsche AG
1.980% 46,809 2,294,843
Draegerwerk AG & Co. KGaA
2.280% 9,167 969,505
Einhell Germany AG, Class P
1.700% 6,752 706,864
#FUCHS SE 3.200% 96,406 4,193,061
Henkel AG & Co. KGaA
2.750% 93,938 8,287,661
Jungheinrich AG 2.200% 20,106 870,659
Porsche Automobil Holding SE
5.270% 172,596 7,441,147
#Sartorius AG 0.310% 7,640 2,143,177
Sixt SE, Class A 5.090% 21,258 1,350,469
Volkswagen AG, Class A
6.200% 182,938 22,340,034
TOTAL GERMANY 52,068,886
TOTAL PREFERRED
STOCKS 52,068,886
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<29Metals, Ltd. 02/11/26 48,004 2,522
TOTAL AUSTRALIA 2,522
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 2,081 –
TOTAL CANADA –
SPAIN — (0.0%)
*ACS Actividades de
Construccion y Servicios SA
02/12/26 154,567 85,321
*Iberdrola SA 02/03/26 494,921 152,640
*Sacyr SA 02/13/26 546,241 32,216
TOTAL SPAIN 270,177
TOTAL RIGHTS/WARRANTS 272,699
TOTAL INVESTMENT SECURITIES — (94.9%)
(Cost $8,521,147,897) 12,758,391,802
SECURITIES LENDING COLLATERAL — (5.1%)
@§The DFA Short Term
Investment Fund 58,816,648 680,508,615
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,201,656,512) $ 13,438,900,417
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $244,919,103 which represented 1.9% of the net assets of the Fund.

Dimensional International Core Equity 2 ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 778,107,059 $ 262,767 $ 1,181,133 $ 779,550,959
Austria .............................. 83,886,737 — — 83,886,737
Belgium ............................. 151,031,145 — — 151,031,145
Canada ............................. 1,582,061,499 26,628 73 1,582,088,200
Denmark ............................ 252,112,592 — — 252,112,592
Finland .............................. 214,887,653 — — 214,887,653
France .............................. 912,405,136 — — 912,405,136
Germany ............................ 1,021,784,720 — — 1,021,784,720
Hong Kong ........................... 205,928,663 — — 205,928,663
Ireland .............................. 72,091,215 — — 72,091,215
Israel ............................... 174,820,791 — — 174,820,791
Italy ................................ 456,222,338 — — 456,222,338
Japan ............................... 2,858,076,353 — — 2,858,076,353
Netherlands .......................... 439,661,281 — — 439,661,281
New Zealand ......................... 26,500,912 — — 26,500,912
Northern Ireland ....................... 52,224 — — 52,224
Norway .............................. 97,206,341 — — 97,206,341
Portugal ............................. 42,106,716 — — 42,106,716
Singapore ............................ 153,358,670 — — 153,358,670
South Africa .......................... 3,133,893 — — 3,133,893
Spain ............................... 374,428,425 — — 374,428,425
Sweden ............................. 349,307,433 — — 349,307,433
Switzerland ........................... 955,585,458 — — 955,585,458
United Kingdom ....................... 1,483,432,284 — — 1,483,432,284
United States ......................... 16,350,318 39,760 — 16,390,078
Preferred Stocks
Germany ............................ 52,068,886 — — 52,068,886
Rights/Warrants
Australia ............................. — — 2,522 2,522
Canada ............................. — — — —
Spain ............................... 85,321 184,856 — 270,177
Securities Lending Collateral ............... — 680,508,615 — 680,508,615
Total Investments ........................ $12,756,694,063 $681,022,626 $1,183,728> $13,438,900,417
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional International Small Cap Value ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (94.8%)
AUSTRALIA — (6.0%)
*29Metals, Ltd. 1,296,601 $ 431,459
#Accent Group, Ltd. 74,658 48,379
Acrow , Ltd. 2,765 2,005
Adairs, Ltd., Class B 398,263 488,255
* Aeris Resources, Ltd. 127,168 54,789
*AIC Mines, Ltd. 516,923 229,953
*Ainsworth Game Technology,
Ltd. 1,350 979
#*Alkane Resources, Ltd. 342,405 346,413
#*Alkane Resources, Ltd. 531,305 608,556
#Alliance Aviation Services,
Ltd., Registered 6,783 5,393
*AMA Group, Ltd. 20,434 10,736
#Amotiv, Ltd. 555,157 3,262,998
AMP, Ltd. 7,994,578 9,493,019
*Amplitude Energy, Ltd. 692,915 1,519,370
Ansell, Ltd. 481,393 11,007,508
#*Appen, Ltd. 423,602 548,995
*Aurelia Metals, Ltd. 3,306,891 718,159
Aurizon Holdings, Ltd. 3,077,784 7,956,162
*Austal, Ltd. 406,332 1,986,898
#*Australian Agricultural Co.,
Ltd. 272,986 260,087
Autosports Group, Ltd. 124 333
Bank of Queensland, Ltd. 3,002,651 14,282,812
#Bapcor, Ltd. 569,582 853,904
*BCI Minerals, Ltd. 67,030 19,488
#Beach Energy, Ltd. 5,816,311 5,011,778
Beacon Minerals, Ltd. 569 1,746
Bega Cheese, Ltd. 761,560 3,259,751
Bell Financial Group, Ltd. 16,358 15,012
#Bendigo & Adelaide Bank,
Ltd. 222,308 1,708,444
Capral, Ltd. 112 960
Cedar Woods Properties, Ltd. 299,095 1,695,106
Challenger, Ltd. 1,431,653 9,237,118
#Champion Iron, Ltd. 1,103,371 4,545,043
Civmec Australia, Ltd.,
Registered 19,400 21,097
Cleanaway Waste
Management, Ltd. 1,772,293 3,066,702
* ClearView Wealth, Ltd. 39,845 14,515
#<Corporate Travel
Management, Ltd. 266,624 2,250,740
#*Develop Global, Ltd. 70,100 258,802
Downer EDI, Ltd. 1,695,596 9,562,190
Dyno Nobel, Ltd. 3,651,748 8,979,394
#Elders, Ltd. 1,084,854 5,601,159
* Emeco Holdings, Ltd. 430,422 396,515
#Endeavour Group, Ltd. 113,107 293,177
#EQT Holdings, Ltd. 14,201 244,236
Eureka Group Holdings, Ltd. 12,615 4,330
#Euroz Hartleys Group, Ltd. 10,896 9,465
EVT, Ltd. 55,629 489,085
Shares Value
AUSTRALIA — (Continued)
Fenix Resources, Ltd. 7,112 $ 2,192
#Finbar Group, Ltd. 7,066 4,084
FleetPartners Group, Ltd. 783,827 1,570,455
Fleetwood, Ltd. 80,664 157,661
#G8 Education, Ltd. 2,285,957 1,072,956
GrainCorp, Ltd., Class A 1,070,992 5,402,040
*Grange Resources, Ltd. 961,455 175,122
GWA Group, Ltd. 63,675 119,102
Harvey Norman Holdings, Ltd. 12,180 55,292
Healius , Ltd. 2,509,758 1,582,390
Helia Group, Ltd. 1,526,464 6,245,087
*IGO, Ltd. 1,080,750 6,299,233
Iluka Resources, Ltd. 1,935,667 7,268,328
*Insignia Financial, Ltd. 1,409,945 4,592,977
#Integral Diagnostics, Ltd. 1,047,572 1,922,757
#IPH, Ltd. 1,268,220 3,322,808
IVE Group, Ltd. 64,142 135,253
*Judo Capital Holdings, Ltd. 2,663,464 3,386,590
Jupiter Mines, Ltd. 4,911,505 946,207
#Karoon Energy, Ltd. 2,903,640 3,447,875
Kelsian Group, Ltd. 280,866 767,367
#L1 Group, Ltd. 660,191 568,871
Lendlease Corp., Ltd. 387,058 1,312,383
#*Lifestyle Communities, Ltd. 166,154 647,179
#Lindsay Australia, Ltd. 950 443
#Maas Group Holdings, Ltd. 36,896 141,127
Macmahon Holdings, Ltd. 3,245,380 1,489,176
Magellan Financial Group, Ltd. 834,427 5,103,189
Maxiparts , Ltd. 296 454
*Mayne Pharma Group, Ltd. 17,621 34,564
Metcash, Ltd. 309,189 719,120
#*Michael Hill International,
Ltd., Class B 68,491 19,193
#Monash IVF Group, Ltd. 874,466 431,888
MyState, Ltd. 587,998 1,845,410
#New Hope Corp., Ltd. 2,436,257 7,697,306
Nickel Industries, Ltd. 6,655,470 4,266,177
Nine Entertainment Co.
Holdings, Ltd. 3,616,384 2,900,809
* Nufarm , Ltd. 1,180,712 1,952,069
*OFX Group, Ltd. 69,451 24,327
oOh!media , Ltd. 2,071,684 1,806,891
Orora , Ltd. 4,421,820 6,350,297
* Pantoro Gold, Ltd. 1 4
Peet, Ltd. 59,254 83,851
Perenti , Ltd. 3,648,967 7,183,157
Perpetual, Ltd. 226,038 2,867,735
Perseus Mining, Ltd. 549,103 2,269,577
*PEXA Group, Ltd. 61,533 593,151
Premier Investments, Ltd. 10,970 102,903
Ramelius Resources, Ltd. 1,230,772 4,069,665
Regis Resources, Ltd. 307,574 1,736,696
Reliance Worldwide Corp., Ltd. 2,998,041 7,897,043
*Resolute Mining, Ltd. 2,659,448 2,533,784

Dimensional International Small Cap Value ETF
continued
Shares Value
AUSTRALIA — (Continued)
#Ricegrowers, Ltd. 5,484 $ 62,583
* Sandfire Resources, Ltd. 150,927 2,098,778
*Select Harvests, Ltd. 447,509 1,391,951
Service Stream, Ltd. 17,112 27,332
Shaver Shop Group, Ltd. 23,812 25,022
Sims, Ltd. 665,975 9,461,608
Stanmore Resources, Ltd. 992,063 2,091,919
#*Strike Energy, Ltd. 1,778,377 137,043
Tabcorp Holdings, Ltd. 6,625,174 4,107,520
*<Ten Sixty Four, Ltd. 1,572 121
#Treasury Wine Estates, Ltd.,
Class B 384,393 1,443,375
*Vault Minerals, Ltd. 614,244 2,530,215
ΩViva Energy Group, Ltd. 1,897,852 2,393,172
#Washington H Soul Pattinson
& Co., Ltd. 230,654 6,235,551
*West African Resources, Ltd. 706,174 1,825,480
Westgold Resources, Ltd. 148,378 765,044
#Whitehaven Coal, Ltd. 3,302,780 20,430,521
*< Wiluna Mining Corp., Ltd. 504 13
Worley, Ltd. 11,320 106,344
TOTAL AUSTRALIA 281,060,822
AUSTRIA — (1.4%)
#Agrana Beteiligungs AG 13,510 183,223
EVN AG 13,137 444,631
Mayr Melnhof Karton AG 8,029 913,146
Porr AG 57,289 2,375,171
Raiffeisen Bank International
AG, Class V 138,713 7,043,079
SBO AG 36,515 1,377,056
Semperit AG Holding 1,319 19,709
Strabag SE, Class BR 7,032 731,942
Telekom Austria AG, Class A 152,045 1,622,503
UNIQA Insurance Group AG 373,466 6,948,783
Vienna Insurance Group AG
Wiener Versicherung Gruppe 128,245 10,115,210
voestalpine AG 420,740 20,021,414
Wienerberger AG 364,997 12,114,750
TOTAL AUSTRIA 63,910,617
BELGIUM — (1.3%)
Ackermans & van Haaren NV 32,293 9,596,697
Ageas SA/NV, Class B 102,607 7,317,911
Azelis Group NV 266,538 2,650,857
Bekaert SA 163,754 8,084,645
#*bpost SA 246,928 640,395
Cie d'Entreprises CFE 93 1,011
CMB. Tech NV 173,775 2,273,781
#Colruyt Group NV 11,799 454,229
Deceuninck NV 30,657 84,066
Econocom Group SA/NV 76,781 159,850
#*Ontex Group NV 235,460 1,372,569
Proximus SADP 612,630 5,600,968
#Recticel SA 16,092 195,651
Sipef NV 5,407 540,327
Syensqo SA 159,602 13,484,658
Tessenderlo Group SA 55,321 1,806,564
VGP NV 42,205 5,191,650
Shares Value
BELGIUM — (Continued)
Viohalco SA 67 $ 1,028
TOTAL BELGIUM 59,456,857
CANADA — (13.2%)
*ACT Energy Technologies,
Ltd. 10,100 43,185
ADENTRA, Inc. 49,896 1,333,852
ADF Group, Inc. 4,920 32,118
*Advantage Energy, Ltd. 869,483 7,069,385
Aecon Group, Inc. 190,695 4,971,040
#Ag Growth International, Inc. 671 14,400
AGF Management, Ltd., Class
B 258,882 3,469,858
#*Aimia, Inc. 24,159 53,522
Algoma Central Corp. 44 630
AltaGas , Ltd. 192,919 5,851,038
ARC Resources, Ltd. 190,956 3,563,459
*Athabasca Oil Corp. 1,464,682 8,642,181
*ATS Corp. 7,200 205,767
#*ATS Corp. 16,953 482,482
* AutoCanada , Inc. 12,126 249,478
B2Gold Corp. 5,070,222 24,844,088
B2Gold Corp. 16,692 81,725
*Bausch Health Cos., Inc. 192,544 1,105,203
#Baytex Energy Corp. 2,923,001 10,145,187
Birchcliff Energy, Ltd. 1,691,387 9,142,970
#Boralex, Inc., Class A 197,289 3,678,726
* Calfrac Well Services, Ltd. 280 1,032
Calian Group, Ltd. 13,355 664,816
Canaccord Genuity Group, Inc. 75,574 661,897
Canadian Tire Corp., Ltd.,
Class A 137,996 17,071,292
*Capstone Copper Corp. 1,944,430 21,667,798
Cardinal Energy, Ltd. 774,130 5,070,733
Cascades, Inc. 419,371 3,960,976
Centerra Gold, Inc. 1,494,991 25,182,398
Cogeco Communications, Inc. 72,651 3,521,091
Cogeco , Inc. 19,013 937,627
Definity Financial Corp. 5,488 270,074
Dexterra Group, Inc. 1,396 13,330
Doman Building Materials
Group, Ltd. 244,881 1,737,848
DPM Metals, Inc. 246,046 8,632,460
DREAM Unlimited Corp.,
Class A 76,383 1,106,134
Dynacor Group, Inc. 184 829
E-L Financial Corp., Ltd. 48,269 618,445
*Eldorado Gold Corp. 903,655 38,784,873
*Eldorado Gold Corp., Class B 25,448 1,097,864
Empire Co., Ltd., Class A 214,592 7,048,741
Enerflex , Ltd. 249,812 4,610,126
Enerflex , Ltd. 329,742 6,054,063
Enghouse Systems, Ltd. 59,389 820,565
*Ensign Energy Services, Inc. 153,131 356,211
#*Enterprise Group, Inc. 14,660 14,723
EQB, Inc. 174,427 13,678,250
*Equinox Gold Corp. 791,740 11,321,882
Exco Technologies, Ltd. 248 1,280
#*Fortuna Mining Corp. 1,899,890 18,580,924

Dimensional International Small Cap Value ETF
continued
Shares Value
CANADA — (Continued)
*Fortuna Mining Corp. 129,158 $ 1,270,453
* GoGold Resources, Inc. 128,900 303,652
Headwater Exploration, Inc. 7,706 62,597
High Liner Foods, Inc. 40,201 460,152
Hudbay Minerals, Inc. 1,462,756 34,638,062
Hudbay Minerals, Inc., Class A 80,600 1,919,544
*IAMGOLD Corp. 75,600 1,379,519
*IAMGOLD Corp. 563,452 10,243,557
*Imperial Metals Corp. 38,624 338,850
InPlay Oil Corp. 14,480 156,012
K-Bro Linen, Inc. 5,477 138,002
* Kelt Exploration, Ltd. 756,067 4,355,000
*Knight Therapeutics, Inc. 284,122 1,216,931
Lassonde Industries, Inc.,
Class A 4,249 693,445
#Laurentian Bank of Canada 283,983 8,388,524
Leon's Furniture, Ltd. 18,833 382,737
Linamar Corp. 216,747 13,816,491
Magellan Aerospace Corp. 4,806 73,892
*Major Drilling Group
International, Inc. 145,323 1,603,312
Martinrea International, Inc. 343,804 2,465,264
* Mattr Corp. 166,586 1,011,215
Melcor Developments, Ltd. 3,082 36,916
#Methanex Corp. 96,021 4,582,122
Methanex Corp. 3,297 158,185
MTY Food Group, Inc. 123,827 3,878,081
Mullen Group, Ltd. 530,453 6,298,921
Neo Performance Materials,
Inc. 169,853 2,403,267
North American Construction
Group, Ltd. 7,292 109,583
North American Construction
Group, Ltd. 22,302 333,415
Northland Power, Inc. 1,178,614 16,336,879
* NuVista Energy, Ltd. 803,411 11,059,027
*Obsidian Energy, Ltd. 12,600 91,559
#*Obsidian Energy, Ltd. 185,271 1,335,804
OceanaGold Corp. 576,852 18,794,602
#Open Text Corp. 39,200 1,006,813
#Open Text Corp. 294,195 7,510,799
* Orezone Gold Corp. 78,422 144,781
Paramount Resources, Ltd.,
Class A 324,656 6,156,752
Parex Resources, Inc. 373,819 5,576,298
Pason Systems, Inc. 75,935 676,834
Peyto Exploration &
Development Corp. 1,016,662 18,424,019
Pizza Pizza Royalty Corp. 152,913 1,771,742
Polaris Renewable Energy,
Inc. 122,897 1,106,314
Pollard Banknote, Ltd. 338 4,715
*Precision Drilling Corp. 16,494 1,322,784
*Precision Drilling Corp. 30,513 2,433,107
Richelieu Hardware, Ltd. 27,484 826,458
Rogers Sugar, Inc. 81,969 373,481
Russel Metals, Inc. 296,198 10,553,892
*Saturn Oil & Gas, Inc. 37,757 88,108
*Source Energy Services, Ltd. 8,200 104,759
Shares Value
CANADA — (Continued)
South Bow Corp. 302,604 $ 8,593,954
*Spartan Delta Corp. 114,929 777,425
ΩSpin Master Corp. 104,866 1,441,167
*SSR Mining, Inc. 348,121 7,979,674
Stella-Jones, Inc. 31,507 2,124,277
Strathcona Resources, Ltd. 5,266 101,108
Superior Plus Corp. 874,761 4,715,693
Supremex , Inc. 220 599
Surge Energy, Inc. 245,521 1,338,068
Taiga Building Products, Ltd. 128 331
Tamarack Valley Energy, Ltd. 2,955,696 20,102,618
Torex Gold Resources, Inc. 256,174 12,398,659
Total Energy Services, Inc. 88,805 1,081,412
Transcontinental, Inc., Class A 354,801 6,052,434
*< Trevali Mining Corp. 660 –
Trican Well Service, Ltd. 137,539 709,964
* Trisura Group, Ltd. 14,093 432,214
* Valeura Energy, Inc. 29,491 219,960
Vermilion Energy, Inc. 591,403 5,724,781
#Vermilion Energy, Inc. 23,343 226,854
VersaBank 92 1,436
#*<Victoria Gold Corp. 42,700 2,838
Wajax Corp. 49,435 1,032,033
*Well Health Technologies
Corp. 155,598 455,022
#West Fraser Timber Co., Ltd. 34,111 2,331,828
West Fraser Timber Co., Ltd. 9,190 631,081
Westshore Terminals
Investment Corp. 12,072 258,797
Whitecap Resources, Inc. 2,468,542 22,513,103
Whitecap Resources, Inc. 2,651,278 24,317,005
Winpak , Ltd. 42,410 1,347,010
TOTAL CANADA 613,797,149
DENMARK — (2.6%)
AL Sydbank 265,086 24,134,431
Alm Brand A/S 1,123,875 3,124,262
*Bavarian Nordic A/S 134,162 4,103,598
D/S Norden A/S 101,779 4,617,769
#*DFDS A/S 70,971 1,117,614
FLSmidth & Co. A/S 124,733 10,760,039
Foroya Banki P/F 263 12,737
#*GN Store Nord A/S 489,246 8,655,255
H Lundbeck A/S, Class A 1,049,200 7,040,130
H Lundbeck A/S, Class A 131,393 771,336
#*H+H International A/S, Class
B 9,109 135,390
Jyske Bank A/S, Registered 158,887 23,223,543
#Matas A/S 189,327 2,913,559
* Nilfisk Holding A/S, Class B 42,417 943,321
#*NTG Nordic Transport
Group A/S 805 24,725
Per Aarsleff Holding A/S 42,711 6,116,929
ROCKWOOL A/S, Class A 6,160 209,955
ROCKWOOL A/S, Class B 276,535 9,407,706
ΩScandinavian Tobacco
Group A/S 264,510 4,121,117
Schouw & Co. A/S 49,632 5,257,962
#Solar A/S, Class B 26,008 923,944

Dimensional International Small Cap Value ETF
continued
Shares Value
DENMARK — (Continued)
#SP Group A/S 6,583 $ 383,830
Sparekassen Sjaelland-Fyn
A/S 29,043 1,728,089
TORM PLC, Class A 139,537 3,438,854
UIE PLC 2,135 127,885
TOTAL DENMARK 123,293,980
FINLAND — (2.1%)
Aktia Bank OYJ 142,070 2,078,875
#Alandsbanken Abp , Class B 700 39,389
Anora Group OYJ 70,839 362,800
Atria OYJ, Class A 1,276 24,060
ΩEnento Group OYJ 16,808 309,534
#Fiskars OYJ Abp 71,485 1,035,817
Huhtamaki OYJ 289,263 10,192,926
Kalmar OYJ, Class B 9,948 510,548
Kemira OYJ 478,506 11,288,365
* Lassila & Tikanoja OYJ 27,811 248,141
* Lindex Group OYJ 382,692 1,122,244
Luotea PLC 27,811 95,617
Mandatum OYJ 1,886,452 15,440,279
#Metsa Board OYJ 81,522 253,902
#Metsa Board OYJ 1,442 8,234
#Nokian Renkaat OYJ 584,472 7,530,314
Olvi OYJ, Class A 10,899 433,714
#Oma Saastopankki OYJ 6,948 105,967
Oriola OYJ, Class B 4,632 6,425
Pihlajalinna OYJ 2,646 45,329
Raisio OYJ, Class V 357,935 1,166,744
Sanoma OYJ 131,211 1,506,324
#Stora Enso OYJ, Class R 1,754,846 20,329,642
Taaleri PLC 17,043 155,309
ΩTerveystalo OYJ 108,334 1,306,844
#TietoEVRY OYJ 350,985 7,649,534
#Tokmanni Group Corp. 17,538 160,863
#Valmet OYJ 448,699 15,442,745
Viking Line Abp 311 7,585
*YIT OYJ 362,979 1,332,596
TOTAL FINLAND 100,190,666
FRANCE — (5.3%)
AKWEL SADIR, Class B 478 4,504
*Alstom SA 1,160,313 37,297,648
Alten SA 18,193 1,787,744
Arkema SA 217,363 13,149,145
ΩAyvens SA 749,534 10,923,162
Beneteau SACA 148,385 1,399,859
Bonduelle SCA 72,853 915,234
Carrefour SA 1,808,070 29,769,551
Cie des Alpes 52,390 1,620,476
* Clariane SE 365,782 1,657,938
Coface SA 409,645 7,514,723
Derichebourg SA 478,799 4,534,060
* Ekinops SAS 534 1,477
Ω* Elior Group SA 565,969 1,920,274
Elis SA 81,687 2,380,894
Etablissements Maurel et
Prom SA 267,236 2,090,315
*Eutelsat Communications
SACA 354,883 964,700
Shares Value
FRANCE — (Continued)
#Fnac Darty SA 44,436 $ 1,876,654
* Forvia SE 690,182 11,334,986
Groupe Crit SA 4 303
Groupe SFPI 742 1,501
#*Guerbet 10,830 176,768
Haulotte Group SA 215 570
Imerys SA 140,352 4,381,304
IPSOS SA 36,055 1,537,285
Jacquet Metals SACA 47,426 1,308,957
LNA Sante SA 250 6,930
Ω* Maisons du Monde SA 30,055 57,208
Manitou BF SA 20,649 546,575
Mersen SA 70,054 2,154,341
Metropole Television SA 68,604 985,910
#*Nexity SA 196,097 2,227,898
North Atlantic Energies 7,380 412,643
Opmobility 135,675 2,609,942
Quadient SA 136,647 2,591,250
#Remy Cointreau SA 5,321 253,713
#Renault SA 629,866 23,888,420
Rexel SA 79,154 3,346,657
Samse SACA 71 10,220
Savencia SA 948 67,442
SCOR SE 318,886 10,432,517
SEB SA 784 44,433
SES SA, Class A 1,348,625 11,102,435
Ω*SMCP SA 39,115 285,715
Societe BIC SA 7,242 468,682
Societe LDC SADIR 1,613 181,337
#Teleperformance SE 222,263 14,437,127
Television Francaise 1 SA 254,800 2,471,977
Trigano SA 12,848 2,570,884
#*Ubisoft Entertainment SA 205,351 1,067,821
Valeo SE 1,080,398 15,192,253
Vicat SACA 75,373 7,012,026
* Viridien 35,828 5,417,377
Vivendi SE 33,637 94,199
#*Voltalia SA, Registered 46,755 394,918
Ω*X-Fab Silicon Foundries SE 59,316 361,648
TOTAL FRANCE 249,244,530
GERMANY — (5.8%)
1&1 AG 127,044 4,065,626
*7C Solarparken AG 3,902 7,854
Allgeier SE 140 3,731
ΩAumann AG 736 12,293
* Aumovio SE 23,090 1,118,543
Aurubis AG 114,674 21,882,164
ΩBefesa SA 153,160 5,644,789
Bijou Brigitte AG 2,167 111,627
#Borussia Dortmund GmbH &
Co. KGaA 285,669 1,107,903
#Brenntag SE 198,179 12,118,300
#CANCOM SE 99,974 3,383,688
Carl Zeiss Meditec AG, Class
BR 21,110 703,181
Cewe Stiftung & Co. KGAA 5,476 657,969
Deutz AG 238,014 3,066,563
Draegerwerk AG & Co. KGaA 1,159 97,896

Dimensional International Small Cap Value ETF
continued
Shares Value
GERMANY — (Continued)
Duerr AG 301,541 $ 8,071,418
ΩDWS Group GmbH & Co.
KGaA 135,942 9,994,546
ElringKlinger AG 166,580 844,216
#Energiekontor AG 588 26,826
Evonik Industries AG 1,254,733 19,554,358
#*Evotec SE 340,378 2,517,869
FORTEC Elektronik AG 31 542
*Fraport AG Frankfurt Airport
Services Worldwide 191,391 17,782,528
Freenet AG 168 6,072
#Fresenius Medical Care AG 97,343 4,390,151
#Gerresheimer AG 41,265 1,238,078
#Gesco SE 12 215
#GFT Technologies SE 13,181 326,945
*Heidelberger Druckmaschinen
AG 1,100,710 2,412,034
#*HelloFresh SE 157,750 1,043,059
Hornbach Holding AG & Co.
KGaA 50,656 4,863,236
#HUGO BOSS AG 175,262 7,297,544
Indus Holding AG 37,977 1,452,522
ΩInstone Real Estate Group
SE 986 10,076
Jenoptik AG 275,202 8,728,361
ΩJOST Werke SE 13,698 1,021,752
#K+S AG, Registered 478,408 7,865,520
#KION Group AG 380,424 27,018,621
#Kloeckner & Co. SE 271,920 3,564,870
*Koenig & Bauer AG 13,791 152,581
#Kontron AG 14,569 406,264
Krones AG 9,578 1,547,375
KWS Saat SE & Co. KGaA 31,246 2,784,179
#LANXESS AG 348,008 7,228,604
*LPKF Laser & Electronics SE 468 4,348
#*Medios AG 11,239 213,928
MLP SE 216,131 1,894,984
#Mutares SE & Co. KGaA 39,859 1,543,470
#Norma Group SE 125,037 2,180,688
ProCredit Holding AG 51,337 520,345
#Puma SE 142,654 3,672,503
#RTL Group SA 147,290 6,457,013
SAF-Holland SE 10,440 210,891
Salzgitter AG 29,801 1,609,562
#Schaeffler AG 451,188 5,354,161
Schloss Wachenheim AG 9 153
#Siltronic AG 46,940 2,937,310
#Sixt SE 57,259 4,512,847
Stabilus SE 16,493 380,647
STRATEC SE 3,351 89,099
#Suedzucker AG 366,955 4,219,254
Surteco Group SE 205 3,158
Takkt AG 54,228 233,536
Technotrans SE 855 33,871
thyssenkrupp AG 1,011,932 13,591,463
* Tkms AG& Co. KGaA 50,596 5,949,957
United Internet AG 318,834 10,430,816
#*Verbio SE 6,127 181,788
#Wacker Chemie AG 47,406 3,871,638
Shares Value
GERMANY — (Continued)
#Wacker Neuson SE 151,532 $ 3,486,437
Wuestenrot &
Wuerttembergische AG 113,605 2,029,964
TOTAL GERMANY 271,746,320
HONG KONG — (1.7%)
Bank of East Asia, Ltd. (The) 3,234,803 6,179,912
Cafe de Coral Holdings, Ltd. 58,000 34,905
Chow Sang Sang Holdings
International, Ltd. 1,446,000 2,714,363
CITIC Telecom International
Holdings, Ltd. 3,760,000 1,237,333
CTF Services, Ltd. 1,370,886 1,604,402
Dah Sing Banking Group, Ltd. 1,894,800 2,702,802
Dah Sing Financial Holdings,
Ltd. 692,800 3,353,245
Emperor Watch & Jewellery ,
Ltd. 6,670,000 251,949
*Far East Consortium
International, Ltd. 470,000 49,951
First Pacific Co., Ltd. 7,362,000 5,750,311
*First Shanghai Investments,
Ltd. 96,000 3,319
Ω*Frontage Holdings Corp. 26,000 3,529
Great Eagle Holdings, Ltd. 358,563 741,487
Hang Lung Group, Ltd. 2,069,000 4,458,721
Hang Lung Properties, Ltd. 11,061,953 13,371,171
Harbour Centre Development,
Ltd. 10,000 6,121
Hong Kong Technology
Venture Co., Ltd. 307,786 56,357
*Hongkong & Shanghai Hotels,
Ltd. (The) 50,000 40,142
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 3,746,000 556,405
Johnson Electric Holdings, Ltd. 496 1,713
Kerry Properties, Ltd. 2,552,500 7,752,577
KLN Logistics Group, Ltd. 942,000 851,572
Kowloon Development Co.,
Ltd. 432,040 272,179
Luk Fook Holdings
International, Ltd. 460,000 1,893,082
#*Mongolian Mining Corp. 726,000 1,275,429
NagaCorp , Ltd. 158,000 93,064
Nameson Holdings, Ltd. 64,000 8,605
Pacific Basin Shipping, Ltd. 29,081,000 11,431,767
Pacific Textiles Holdings, Ltd. 477,000 75,126
PAX Global Technology, Ltd. 3,094,000 1,953,138
Shangri-La Asia, Ltd. 1,630,000 1,016,441
*Shun Tak Holdings, Ltd. 912,000 78,241
SmarTone
Telecommunications Holdings,
Ltd. 53,000 33,186
*Television Broadcasts, Ltd. 170,600 66,408
Texhong International Group,
Ltd. 189,000 135,040
Transport International
Holdings, Ltd. 9,333 12,404
Truly International Holdings,
Ltd. 76,000 10,023

Dimensional International Small Cap Value ETF
continued
Shares Value
HONG KONG — (Continued)
#Xinyi Glass Holdings, Ltd. 184,000 $ 240,788
#Yue Yuen Industrial Holdings,
Ltd. 3,243,500 7,218,207
TOTAL HONG KONG 77,535,415
IRELAND — (0.1%)
Bank of Ireland Group PLC 103,171 2,104,341
Cairn Homes PLC 174,805 434,631
FBD Holdings PLC 3,025 58,299
Ω* Glenveagh Properties PLC 1,570,085 3,657,268
*Permanent TSB Group
Holdings PLC 87,862 324,029
TOTAL IRELAND 6,578,568
ISRAEL — (0.6%)
Ackerstein Group, Ltd. 10,067 25,757
Africa Israel Residences, Ltd. 1,621 152,375
Alrov Properties and Lodgings,
Ltd., Registered 9 745
AudioCodes, Ltd. 2,541 21,246
AudioCodes, Ltd. 1,192 9,953
* Avgol Industries 1953, Ltd. 784 330
Ayalon Holdings, Ltd. 21,509 654,165
Azorim -Investment
Development & Construction
Co., Ltd. 1,330 8,543
* Carasso Motors, Ltd. 152,510 1,838,766
#Carasso Real Estate, Ltd. 6,946 76,666
Cellcom Israel, Ltd. 217,191 2,600,332
*CIELO-BLU GROUP, Ltd. 1,434 1,474
Delek Automotive Systems,
Ltd. 89,011 668,216
#Delta Galil, Ltd. 17,285 944,120
Diplomat Holdings, Ltd. 566 9,562
* Equital , Ltd. 32,246 1,518,174
* Gilat Satellite Networks, Ltd. 94,893 1,854,320
#*Hagag Group Real Estate
Development 172,611 1,395,231
#*Israir Group, Ltd. 57,091 30,722
Isras Investment Co., Ltd. 6,333 2,017,281
Issta , Ltd. 28,484 1,021,236
Kamada , Ltd. 31,871 265,167
Kamada , Ltd. 9,303 78,328
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 58,061 113,345
Kvutzat Acro, Ltd. 22,521 315,180
Land Development Nimrodi
Group, Ltd. 44,165 530,626
Mediterranean Towers, Ltd. 133,592 667,441
* Meshek Energy Renewable
Energies, Ltd. 3,702 12,878
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,117 226,263
Neto Malinda Trading, Ltd. 5,141 297,940
*Neto ME Holdings, Ltd. 120 10,414
Oil Refineries, Ltd. 9,935,416 3,279,227
*OY Nofar Energy, Ltd. 168 8,442
Palram Industries 1990, Ltd. 14,761 271,013
Shares Value
ISRAEL — (Continued)
Paz Retail And Energy, Ltd. 2,196 $ 538,625
*Perion Network, Ltd. 9,815 85,688
Plasson Industries, Ltd., Class
B 2,025 113,162
* Prashkovsky Investments and
Construction, Ltd. 50,885 2,581,791
*Rani Zim Shopping Centers,
Ltd. 54,001 85,762
Scope Metals Group, Ltd. 24,770 1,464,367
ΩTamar Petroleum, Ltd. 50,974 563,446
TOTAL ISRAEL 26,358,319
ITALY — (4.7%)
A2A SpA 5,855,963 17,702,065
ACEA SpA 25,045 700,180
Ariston Holding NV, Class B 352,879 1,994,070
Arnoldo Mondadori Editore
SpA 28,467 72,134
Ascopiave SpA 31,007 124,127
Banca IFIS SpA 172,009 5,615,083
#Banca Monte dei Paschi di
Siena SpA 3,006,014 31,233,822
Ω*Banca Sistema SpA 130,591 247,641
Banco di Desio e della Brianza
SpA 157,762 1,752,953
BPER Banca SPA 277,065 3,907,547
Brembo NV 484,061 5,839,276
Buzzi SpA 231,956 13,223,407
*Cairo Communication SpA 279,939 934,151
Cementir Holding NV 186,188 4,208,490
*CIR SpA -Compagnie
Industriali 2,015,979 1,674,027
Credito Emiliano SpA 369,777 6,818,558
d'Amico International Shipping
SA 150,671 1,067,413
Danieli & C Officine
Meccaniche SpA 36,620 2,709,753
Danieli & C Officine
Meccaniche SpA 152,367 7,881,364
Emak SpA 412 462
ΩEnav SpA 64,918 376,110
#ERG SpA 183,643 4,898,137
Esprinet SpA 145,489 1,073,107
#Ferretti SpA 337,739 1,443,240
Fila SpA 74,818 815,309
FNM SpA 6,600 3,887
#GPI SpA 3,838 82,186
Hera SpA 1,226,677 6,079,536
IMMSI SpA 1,112 705
Industrie De Nora SpA 14,158 127,923
Iveco Group NV 200,104 4,492,092
MARR SpA 10,428 111,156
MFE MediaForEurope NV,
Class A 840,219 3,098,669
MFE- MediaForEurope NV,
Class A 898,222 3,361,734
#MFE-MediaForEurope NV,
Class B 195,647 942,647
Ω#Nexi SpA 1,276,024 5,472,491
Orsero SpA 43,148 999,932

Dimensional International Small Cap Value ETF
continued
Shares Value
ITALY — (Continued)
ΩOVS SpA 858,960 $ 4,866,125
#Piaggio & C SpA 14,473 30,028
ΩPirelli & C SpA 1,620,719 12,235,698
Rizzoli Corriere Della Sera
Mediagroup SpA 52,574 60,919
* Safilo Group SpA 330,758 838,129
#Saipem SpA 541,150 2,001,517
#*Salvatore Ferragamo SpA 63,328 498,364
Sogefi SpA 91,456 349,251
*Telecom Italia SpA 22,973,632 18,278,766
*Telecom Italia SpA 57,798,284 39,193,202
* Tesmec SpA 170,590 32,877
*TREVI - Finanziaria
Industriale SpA 336,732 280,817
TOTAL ITALY 219,751,077
JAPAN — (22.3%)
77 Bank, Ltd. (The) 194,100 10,639,891
Abalance Corp. 800 2,935
Achilles Corp. 19,400 182,229
#AD Works Group Co., Ltd. 237,201 679,650
ADEKA Corp. 30,000 891,676
Adtec Plasma Technology
Co., Ltd. 5,800 60,421
Ahresty Corp. 127,001 680,039
#Aichi Steel Corp. 21,400 427,279
Aida Engineering, Ltd. 282,300 2,190,543
Air Water, Inc. 90,800 1,380,012
#Airport Facilities Co., Ltd. 86,400 549,452
#Airtech Japan, Ltd. 10,800 86,254
Aisan Industry Co., Ltd. 217,700 3,097,702
#*Akebono Brake Industry
Co., Ltd. 747,401 547,493
#Albis Co., Ltd. 700 11,880
Alconix Corp. 111,600 1,964,901
Alfresa Holdings Corp. 345,501 5,574,692
Alinco , Inc. 49,100 356,489
Allied Telesis Holdings KK,
Class B 36,900 76,068
#Alpen Co., Ltd. 127,414 1,791,527
Alpha Corp. 10,100 83,741
#Alps Alpine Co., Ltd.,
Registered 1,227,500 16,030,071
AOKI Holdings, Inc. 111,400 1,332,380
#Aoyama Trading Co., Ltd. 427,036 7,261,218
Arata Corp. 26,700 533,100
Araya Industrial Co., Ltd. 7,300 248,444
ARCLANDS Corp. 283,799 3,521,271
Arcs Co., Ltd. 84,400 1,901,271
Arisawa Manufacturing Co.,
Ltd. 23,900 276,556
Artience Co., Ltd. 102,100 2,448,917
Asahi Co., Ltd. 62,800 524,758
Asahi Diamond Industrial Co.,
Ltd. 243,200 1,426,786
#Asia Pile Holdings Corp. 107,900 982,753
#ASKA Pharmaceutical
Holdings Co., Ltd. 9,900 160,315
#Astena Holdings Co., Ltd. 90,600 280,739
Shares Value
JAPAN — (Continued)
Autobacs Seven Co., Ltd. 116,900 $ 1,247,358
Awa Bank, Ltd. (The) 121,172 4,076,771
#Bando Chemical Industries,
Ltd. 55,900 733,447
Bank of Nagoya, Ltd. (The) 129,000 4,089,265
Bank of Saga, Ltd. (The) 17,700 526,663
#Bank of the Ryukyus, Ltd. 204,900 2,922,209
Belluna Co., Ltd. 341,885 2,156,451
#Buffalo, Inc. 400 11,643
#Carlit Co., Ltd. 131,500 1,929,110
Cawachi , Ltd. 90,700 1,822,702
CCI Group, Inc. 704,700 4,225,642
Central Glass Co., Ltd. 137,500 3,244,522
#Chiba Kogyo Bank, Ltd. (The) 324,900 4,174,457
Chino Corp. 6,400 58,250
Chori Co., Ltd. 1,900 48,528
Chubu Shiryo Co., Ltd. 66,300 775,348
Chuetsu Pulp & Paper Co.,
Ltd. 16,300 213,445
Chugin Financial Group, Inc. 383,600 6,934,193
Citizen Watch Co., Ltd. 773,200 6,831,788
#CMK Corp. 658,200 2,338,219
Coca-Cola Bottlers Japan
Holdings, Inc. 7,000 155,646
Cosel Co., Ltd. 43,399 327,195
Cosmos Initia Co., Ltd. 65,900 500,252
#*CUC, Inc. 18,300 100,481
Dai Nippon Toryo Co., Ltd. 44,600 397,832
Daicel Corp. 171,100 1,614,392
#Daido Metal Co., Ltd. 203,600 1,355,486
Daido Steel Co., Ltd. 391,300 5,035,204
#Daiho Corp. 15,000 76,429
Daiichi Jitsugyo Co., Ltd. 6,600 136,056
Daiki Aluminium Industry Co.,
Ltd. 150,600 1,276,966
#Daikoku Denki Co., Ltd. 8,100 149,072
#Daikyonishikawa Corp. 162,400 862,217
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 30,800 868,534
Daio Paper Corp. 280,201 1,765,561
Daishi Hokuetsu Financial
Group, Inc. 933,356 11,114,838
#Daishinku Corp. 83,300 317,518
Daito Pharmaceutical Co., Ltd. 137,552 1,189,514
DCM Holdings Co., Ltd. 364,600 3,854,937
Denka Co., Ltd. 244,300 4,702,767
#Denyo Co., Ltd. 1,900 45,141
DIC Corp. 408,300 10,005,018
Dowa Holdings Co., Ltd. 160,700 9,598,663
#DyDo Group Holdings, Inc. 50,000 797,679
#Eagle Industry Co., Ltd. 54,400 1,091,456
Eco's Co., Ltd. 1,800 35,531
EDION Corp. 234,100 3,212,691
Ehime Bank, Ltd. (The) 174,871 1,924,873
EJ Holdings, Inc. 1,100 12,814
Endo Lighting Corp. 43,100 664,968
#Enomoto Co., Ltd. 17,800 280,512
Eslead Corp. 7,700 336,931

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Feed One Co., Ltd. 31,000 $ 223,266
#Ferrotec Corp. 422,800 16,253,105
#FIDEA Holdings Co., Ltd. 65,200 846,171
#First Bank of Toyama, Ltd.
(The) 340,600 4,908,296
#Foster Electric Co., Ltd. 195,500 3,506,732
Fuji Co., Ltd. 40,900 558,908
Fuji Corp., Ltd. 93,700 500,511
#Fuji Die Co., Ltd. 5,200 37,485
Fuji Pharma Co., Ltd. 101,099 1,250,466
Fuji Seal International, Inc. 24,000 497,083
#Fujicco Co., Ltd. 45,000 470,829
Fujikura Composites, Inc. 53,800 790,643
FuKoKu Co., Ltd. 12,000 156,204
Fukuda Corp. 8,700 439,907
Fukui Bank, Ltd. (The) 14,300 270,130
Fukuyama Transporting Co.,
Ltd. 68,731 2,045,088
Furukawa Co., Ltd. 135,447 4,065,342
#Furuno Electric Co., Ltd. 78 3,605
#Furuya Metal Co., Ltd. 4,600 125,690
Fuso Pharmaceutical
Industries, Ltd. 12,400 182,632
Futaba Industrial Co., Ltd. 364,500 2,455,047
#Gakken Holdings Co., Ltd. 146,000 990,937
Gecoss Corp. 2,200 22,576
Geo Holdings Corp. 298,700 3,522,205
GLOBERIDE, Inc. 30,000 427,266
Glory, Ltd. 96,800 2,523,226
Godo Steel, Ltd. 72,600 1,882,536
Goldcrest Co., Ltd. 2,200 47,349
GS Yuasa Corp. 497,800 11,575,318
#GSI Creos Corp. 14,100 229,333
G- Tekt Corp. 170,200 2,161,427
Gunze, Ltd. 35,900 1,044,931
H.U. Group Holdings, Inc. 99 2,060
H2O Retailing Corp. 329,458 4,510,666
#Hagihara Industries, Inc. 48,800 538,110
Hagiwara Electric Holdings
Co., Ltd. 25,800 616,317
Hamakyorex Co., Ltd. 7,000 83,087
Hanwa Co., Ltd. 128,800 6,562,738
Harima Chemicals Group, Inc. 25,900 165,212
Heiwa Corp. 68,400 897,900
Heiwado Co., Ltd. 143,100 2,732,871
*Hino Motors, Ltd. 916,712 2,472,139
Hirakawa Hewtech Corp. 815 14,482
Hirano Tecseed Co., Ltd. 11,600 138,289
Hirata Corp. 180,700 3,008,153
Hirogin Holdings, Inc. 1,419,300 16,073,623
#Hodogaya Chemical Co., Ltd. 65,800 971,687
Hokkan Holdings, Ltd. 28,981 438,867
Hokko Chemical Industry Co.,
Ltd. 74,300 841,932
#Hokuetsu Corp. 97,060 568,794
Hokuhoku Financial Group,
Inc. 315,600 10,843,252
Hokuriku Electric Industry Co.,
Ltd. 1,600 31,220
Shares Value
JAPAN — (Continued)
H-One Co., Ltd. 66,500 $ 622,494
#Honeys Holdings Co., Ltd. 8,900 84,984
House Foods Group, Inc. 30,200 586,243
#Howa Machinery, Ltd. 140,300 1,250,567
HS Holdings Co., Ltd.,
Registered 399 3,373
Hyakugo Bank, Ltd. (The) 257,700 2,343,790
Hyakujushi Bank, Ltd. (The) 43,600 2,360,041
Ichiken Co., Ltd. 2,500 80,870
Ichikoh Industries, Ltd. 42,200 140,338
Ichinen Holdings Co., Ltd. 18,600 254,174
Iino Kaiun Kaisha, Ltd. 401,658 4,082,716
Inaba Seisakusho Co., Ltd. 14,324 148,477
Inabata & Co., Ltd. 67,200 1,703,306
INFRONEER Holdings, Inc. 700,295 10,513,958
#Innotech Corp. 7,700 105,871
#Inui Global Logistics Co., Ltd. 13,300 111,652
Iriso Electronics Co., Ltd. 89,300 1,927,713
#Iseki & Co., Ltd. 149,100 1,727,225
Ishihara Sangyo Kaisha, Ltd. 241,700 4,592,394
Itochu Enex Co., Ltd. 23 285
Itochu- Shokuhin Co., Ltd. 5,100 364,664
Itoham Yonekyu Holdings, Inc. 61,920 2,412,415
IwaiCosmo Holdings, Inc. 84,300 1,899,018
Iwatani Corp. 587,700 6,970,032
Izumi Co., Ltd. 89,100 1,767,445
J Trust Co., Ltd. 126,900 401,447
JANOME Corp. 51,100 396,848
#Japan Cash Machine Co.,
Ltd. 56,952 374,733
#Japan Medical Dynamic
Marketing, Inc. 27,559 86,825
Japan Pulp & Paper Co., Ltd. 352,700 2,206,376
#Japan Transcity Corp. 72,692 573,959
Japan Wool Textile Co., Ltd.
(The) 98,900 1,193,134
JDC Corp. 16,400 66,978
JK Holdings Co., Ltd. 11,000 102,113
JMS Co., Ltd. 18,900 53,664
J-Oil Mills, Inc. 71,994 946,012
#Joshin Denki Co., Ltd. 96,752 1,721,666
#JSP Corp. 47,100 744,086
JTEKT Corp. 739,960 8,727,844
Juki Corp. 24,100 83,895
Juroku Financial Group, Inc. 76,500 4,066,511
Kaga Electronics Co., Ltd. 10,600 265,584
Kameda Seika Co., Ltd. 2,100 52,956
Kamei Corp. 65,400 1,305,795
Kanaden Corp. 12,000 166,005
Kanadevia Corp. 99,500 659,205
Kanamoto Co., Ltd. 190,500 4,593,932
Kaneka Corp. 146,000 4,430,351
#Kanto Denka Kogyo Co., Ltd. 272,410 2,279,796
KAWADA TECHNOLOGIES,
Inc. 76,600 2,321,438
KEIWA, Inc. 70,100 601,208
Keiyo Bank, Ltd. (The) 582,800 7,000,703
Kenko Mayonnaise Co., Ltd. 33,900 440,177

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Kimura Chemical Plants Co.,
Ltd. 16,700 $ 137,164
Kitagawa Corp. 20,300 232,530
Kita-Nippon Bank, Ltd. (The) 1,100 33,408
Kitz Corp. 160,500 2,092,347
Kiyo Bank, Ltd. (The) 83,467 2,039,872
*KNT-CT Holdings Co., Ltd. 7,700 87,003
#KOA Corp. 195,216 1,975,445
#Koatsu Gas Kogyo Co., Ltd. 58,900 428,023
Kohnan Shoji Co., Ltd. 82,600 2,082,938
#Komehyo Holdings Co., Ltd. 11,401 246,482
Komeri Co., Ltd. 91,173 1,950,414
Konica Minolta, Inc. 1,351,173 5,879,959
Konishi Co., Ltd. 4,700 39,639
#Konoshima Chemical Co.,
Ltd. 3,800 40,079
KPP Group Holdings Co., Ltd. 308,300 1,764,741
K's Holdings Corp. 165,200 1,722,574
KU Holdings Co., Ltd. 7,300 59,579
#Kumiai Chemical Industry
Co., Ltd. 650,400 2,964,030
Kurabo Industries, Ltd. 12,886 757,656
Kuraray Co., Ltd. 358,600 3,871,699
Kureha Corp. 61,900 1,761,578
Kurimoto, Ltd. 15,500 172,825
Kuriyama Holdings Corp. 200 2,203
KYB Corp. 117,200 3,335,330
Kyodo Printing Co., Ltd. 48,800 516,914
Kyoei Steel, Ltd. 146,300 2,360,565
Kyokuto Boeki Kaisha, Ltd. 3,400 42,164
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 136,300 2,920,209
Kyokuyo Co., Ltd. 31,100 1,036,263
Kyorin Pharmaceutical Co.,
Ltd. 206,900 2,172,812
Kyosan Electric Manufacturing
Co., Ltd. 130,200 568,032
Kyushu Financial Group, Inc. 1,150,015 8,614,303
Lintec Corp. 23,000 710,456
Lixil Corp. 12,000 137,884
#Look Holdings, Inc. 8,300 132,630
Mabuchi Motor Co., Ltd. 135,400 1,271,844
Makino Milling Machine Co.,
Ltd. 67,900 5,009,089
Mandom Corp. 76,700 1,573,678
#Marubun Corp. 36,342 322,757
Marudai Food Co., Ltd. 79,412 1,180,421
Maruha Nichiro Corp. 579,800 5,218,801
Maruzen CHI Holdings Co.,
Ltd. 100 217
Maruzen Showa Unyu Co.,
Ltd. 16,800 914,819
#Matsuda Sangyo Co., Ltd. 31,600 1,265,967
Matsuoka Corp. 1,800 29,522
Maxell, Ltd. 200,800 2,883,262
Megmilk Snow Brand Co., Ltd. 170,975 3,718,534
Meiji Electric Industries Co.,
Ltd. 200 3,053
Shares Value
JAPAN — (Continued)
#Meiji Shipping Group Co.,
Ltd. 66,300 $ 308,162
Meiwa Corp. 109,600 656,492
Meiwa Estate Co., Ltd. 13,100 96,811
#Menicon Co., Ltd. 47,600 499,575
#Mie Kotsu Group Holdings,
Inc. 39,800 142,677
Mikuni Corp. 58,000 145,508
MIRAIT ONE Corp. 247,741 5,955,035
#Mirarth Holdings, Inc. 726,500 1,855,575
Mitachi Co., Ltd. 700 9,779
#Mitsuba Corp. 199,900 1,688,511
Mitsubishi Materials Corp. 1,018,700 29,373,639
#Mitsubishi Paper Mills, Ltd. 230,500 996,652
#Mitsubishi Pencil Co., Ltd. 36,600 543,329
#Mitsubishi Steel
Manufacturing Co., Ltd. 84,300 1,026,289
Mitsui DM Sugar Co., Ltd. 20,380 443,245
Mitsuuroko Group Holdings
Co., Ltd. 5,100 71,775
#Miyazaki Bank, Ltd. (The) 54,200 2,730,027
Miyoshi Oil & Fat Co., Ltd. 20,100 324,706
Mochida Pharmaceutical Co.,
Ltd. 4,400 103,254
Morinaga Milk Industry Co.,
Ltd. 43,700 1,127,486
Moriroku Co., Ltd. 1,400 22,036
Morita Holdings Corp. 16,400 297,679
Mory Industries, Inc. 4,000 26,008
MrMax Holdings, Ltd. 57,500 292,607
Musashino Bank, Ltd. (The) 134,000 4,777,648
Nachi-Fujikoshi Corp. 101,100 3,208,119
Nadex Co., Ltd. 1,400 8,885
Nafco Co., Ltd. 2,100 29,636
#Nagano Keiki Co., Ltd. 37,500 645,663
Nagase & Co., Ltd. 336,200 8,741,723
Nakabayashi Co., Ltd. 35,600 135,698
#Nakayama Steel Works, Ltd. 583,800 2,380,463
Nanto Bank, Ltd. (The) 59,100 2,551,575
NHK Spring Co., Ltd. 181,900 3,308,774
Nice Corp. 900 11,330
#Nichicon Corp. 349,100 3,806,471
Nichiden Corp. 7,400 120,887
Nichiha Corp. 45,500 1,004,327
Nichimo Co., Ltd. 20,100 327,834
Nichireki Group Co., Ltd. 1,800 28,121
Nichirin Co., Ltd. 11,300 269,205
Nihon Dempa Kogyo Co., Ltd. 110,399 729,982
Nihon Denkei Co., Ltd. 1,300 19,872
#Nihon House Holdings Co.,
Ltd. 94,600 198,693
Nihon Nohyaku Co., Ltd. 177,300 1,165,449
Nihon Plast Co., Ltd. 100 293
Nihon Yamamura Glass Co.,
Ltd. 33,800 675,956
Nikkiso Co., Ltd. 379,900 4,381,188
Nikko Co., Ltd. 2,300 12,152
Nippi , Inc. 400 36,302
Nippn Corp. 210,300 3,592,250

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Nippon Carbide Industries Co.,
Inc. 17,700 $ 311,179
Nippon Carbon Co., Ltd. 10,900 325,036
#Nippon Chemical Industrial
Co., Ltd. 33,517 709,406
#*Nippon Chemi-Con Corp. 166,701 1,611,248
#*Nippon Coke & Engineering
Co., Ltd. 321,396 229,182
Nippon Denko Co., Ltd. 863,300 2,154,612
Nippon Densetsu Kogyo Co.,
Ltd. 32,900 743,268
Nippon Electric Glass Co., Ltd. 136,600 5,940,940
Nippon Kayaku Co., Ltd. 258,800 3,015,642
Nippon Light Metal Holdings
Co., Ltd. 495,300 8,771,941
Nippon Paper Industries Co.,
Ltd. 855,888 6,547,049
Nippon Rietec Co., Ltd. 4,000 57,773
Nippon Seiki Co., Ltd. 31,000 501,595
Nippon Seisen Co., Ltd. 2,500 20,339
Nippon Sharyo, Ltd. 3,800 90,406
#*Nippon Sheet Glass Co.,
Ltd. 1,105,100 4,907,257
Nippon Shinyaku Co., Ltd. 79,100 2,644,871
Nippon Shokubai Co., Ltd. 414,100 5,972,854
Nippon Signal Co., Ltd. 167,316 1,436,058
Nippon Soda Co., Ltd. 85,300 2,037,667
#Nippon Thompson Co., Ltd. 245,900 1,461,755
#Nippon Yakin Kogyo Co., Ltd. 86,300 2,671,350
Nipro Corp. 334,500 3,079,152
Nishi-Nippon Financial
Holdings, Inc. 824,728 19,941,887
Nishio Holdings Co., Ltd. 50,384 1,567,764
Nissan Tokyo Sales Holdings
Co., Ltd. 49,400 168,766
Nissha Co., Ltd. 225,800 1,828,239
Nisshin Oillio Group, Ltd. (The) 106,900 3,901,510
Nisshinbo Holdings, Inc. 767,031 7,112,912
Nitta Gelatin, Inc. 49,900 407,261
NITTAN Corp. 47,400 240,902
Nitto Seiko Co., Ltd. 55,600 259,870
Nittoku Co., Ltd., Class B 32,500 493,631
Noritake Co., Ltd. 94,300 3,753,416
Noritsu Koki Co., Ltd. 29,400 418,911
Noritz Corp. 190,800 2,554,142
North Pacific Bank, Ltd. 1,342,584 8,015,817
NPR-RIKEN Corp. 70,402 1,656,679
#NS United Kaiun Kaisha, Ltd. 94,700 4,229,761
NSK, Ltd. 1,526,199 10,625,812
NTN Corp. 3,262,100 7,811,615
#Ogaki Kyoritsu Bank, Ltd.
(The) 62,100 2,266,453
Ohara, Inc. 12,100 83,851
Oiles Corp. 14,900 234,714
Okabe Co., Ltd. 92,899 574,521
Okamoto Industries, Inc. 1,500 53,481
Okamoto Machine Tool Works,
Ltd. 11,600 364,333
Shares Value
JAPAN — (Continued)
#Okasan Securities Group,
Inc. 488,810 $ 2,801,167
Oki Electric Industry Co., Ltd. 372,600 4,925,006
Okinawa Financial Group, Inc. 98,244 3,343,582
OKUMA Corp. 27,900 692,707
Okumura Corp. 28,600 1,193,984
#Okura Industrial Co., Ltd. 40,100 1,238,665
Okuwa Co., Ltd. 129,900 732,614
#Onoken Co., Ltd. 75,851 699,210
Onward Holdings Co., Ltd. 109,688 521,206
Oriental Shiraishi Corp. 53,000 140,866
#Osaki Electric Co., Ltd. 88,100 711,037
#Oval Corp. 11,300 54,573
OYO Corp. 8,100 150,910
Pacific Industrial Co., Ltd. 188,500 3,678,108
Pack Corp. (The) 56,600 475,152
PALTAC Corp. 20,199 632,970
#Pegasus Co., Ltd. 25,700 120,786
#People Dreams &
Technologies Group Co., Ltd. 2,900 28,857
#PHC Holdings Corp. 129,100 907,198
Press Kogyo Co., Ltd. 582,800 3,298,226
Prima Meat Packers, Ltd. 52,700 943,585
#Procrea Holdings, Inc. 18,200 315,721
Punch Industry Co., Ltd. 40,000 128,614
QB Net Holdings Co., Ltd. 800 7,203
#Rasa Corp. 100 1,328
Rengo Co., Ltd. 856,799 7,348,276
#*RENOVA, Inc. 493,200 2,202,871
Restar Corp. 38,200 727,053
Retail Partners Co., Ltd. 74,900 655,484
Rheon Automatic Machinery
Co., Ltd. 27,600 275,177
Rhythm Co., Ltd. 4,700 123,700
Riken Technos Corp. 94,500 1,019,370
Rion Co., Ltd. 7,000 124,290
Ryobi, Ltd. 166,400 2,928,666
RYODEN Corp. 47,800 1,140,309
S Foods, Inc. 81,499 1,603,458
S&B Foods, Inc. 4,000 113,315
#Sac's Bar Holdings, Inc. 9,800 51,713
Sakai Chemical Industry Co.,
Ltd. 88,000 1,893,945
Sakai Heavy Industries, Ltd. 900 12,806
Sakata INX Corp. 112,400 1,724,691
Sala Corp. 166,000 1,191,248
San Holdings, Inc. 1,600 15,371
#San ju San Financial Group,
Inc. 60,300 1,954,492
San-Ai Obbli Co., Ltd. 19,300 274,374
San-In Godo Bank, Ltd. (The) 557,750 5,705,494
Sanko Gosei , Ltd. 88,600 553,104
Sanko Metal Industrial Co.,
Ltd. 14,100 131,622
Sankyo Tateyama, Inc. 150,236 626,227
#Sanoh Industrial Co., Ltd. 147,500 814,664
Sansei Technologies, Inc. 34,699 545,926
Sansha Electric Manufacturing
Co., Ltd. 11,000 72,307

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Sanshin Electronics Co., Ltd. 17,200 $ 348,438
#Sanyo Chemical Industries,
Ltd. 49,992 1,788,901
Sanyo Denki Co., Ltd. 21,000 565,636
Sanyo Trading Co., Ltd. 68,561 705,344
Sato Corp. 56,300 845,266
Sato Shoji Corp. 3,500 53,228
#Satori Electric Co., Ltd. 24,813 301,919
Scroll Corp. 14,500 122,478
Seino Holdings Co., Ltd. 20,800 324,688
#*Sekisui Kasei Co., Ltd. 86,200 235,812
Senshu Ikeda Holdings, Inc. 1,567,900 8,293,831
Shibaura Machine Co., Ltd. 172,800 4,760,793
Shibusawa Logistics Corp. 14,000 117,801
Shibuya Corp. 28,600 652,613
Shikibo, Ltd. 29,600 207,235
Shikoku Bank, Ltd. (The) 182,810 2,411,632
Shimojima Co., Ltd. 5,400 48,448
Shinagawa Refra Co., Ltd. 36,130 501,923
Shindengen Electric
Manufacturing Co., Ltd. 46,861 1,110,313
Shinko Shoji Co., Ltd. 20,200 140,769
Shinmaywa Industries, Ltd. 232,800 3,298,981
Shinnihon Corp. 600 7,760
Shinsho Corp. 31,900 549,037
Shinwa Co., Ltd. 34,300 210,790
Shinwa Co., Ltd. 4,400 89,135
Showa Sangyo Co., Ltd. 58,800 1,200,700
Siix Corp. 179,815 1,465,237
SK-Electronics Co., Ltd. 7,400 159,743
Soda Nikka Co., Ltd. 38,600 292,265
Soken Chemical & Engineering
Co., Ltd. 15,600 285,080
SPK Corp., Registered 1,400 21,055
Starzen Co., Ltd. 104,100 890,782
Sugimoto & Co., Ltd.,
Registered 5,100 46,848
SUMCO Corp. 1,059,722 11,087,718
Sumida Corp. 237,200 1,819,056
Sumitomo Heavy Industries,
Ltd. 273,267 8,531,401
Sumitomo Osaka Cement Co.,
Ltd. 222,200 6,005,133
Sumitomo Rubber Industries,
Ltd. 140,000 2,259,821
Sumitomo Seika Chemicals
Co., Ltd. 33,000 1,146,636
Sun Frontier Fudousan Co.,
Ltd. 54,600 866,110
#Suncall Corp. 107,392 664,151
#Sun-Wa Technos Corp. 39,100 760,404
Suruga Bank, Ltd. 312,375 3,926,456
Suzuken Co., Ltd. 95,918 3,872,535
Suzuki Co., Ltd. 12,200 198,114
T Hasegawa Co., Ltd. 34,100 628,018
T. RAD Co., Ltd. 4,600 254,363
#Tachibana Eletech Co., Ltd.,
Class S 43,500 858,664
Tachi-S Co., Ltd., Class S 282,700 3,855,833
Shares Value
JAPAN — (Continued)
Tadano, Ltd. 428,976 $ 3,167,404
Taihei Dengyo Kaisha, Ltd. 26,100 378,320
Taiheiyo Cement Corp. 270,200 7,424,982
Taiheiyo Kouhatsu , Inc. 500 2,943
Taiho Kogyo Co., Ltd., Class A 33,200 182,077
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 10,039
Taiyo Yuden Co., Ltd. 135,200 2,840,550
#Takamatsu Construction
Group Co., Ltd. 52,200 1,292,649
#Takamiya Co., Ltd. 19,700 56,446
Takaoka Toko Co., Ltd. 72,039 2,159,862
Takara Standard Co., Ltd. 106,803 2,039,684
Takasago International Corp. 83,850 820,236
Takashima & Co., Ltd. 27,800 163,095
Takashimaya Co., Ltd. 724,100 9,059,465
Take And Give Needs Co., Ltd. 6,317 32,556
TAKEBISHI Corp. 2,700 39,959
Taki Chemical Co., Ltd. 800 20,355
#Tamura Corp. 430,800 1,781,735
Tayca Corp. 8,900 80,253
TBK Co., Ltd., Class R 100 244
Teijin, Ltd. 243,500 2,359,074
Tekken Corp. 8,300 261,494
Tera Probe, Inc. 7,700 369,376
Terasaki Electric Co., Ltd. 4,400 125,217
#Tess Holdings Co., Ltd. 303,812 724,769
Toagosei Co., Ltd. 40,700 463,304
TOBISHIMA HOLDINGS, Inc. 124,100 1,952,487
Toda Corp. 499,900 4,373,234
Toenec Corp. 95,700 1,268,680
#Toho Bank, Ltd. (The) 1,428,100 5,563,906
Tohoku Bank, Ltd. (The) 19,800 195,869
Tokai Carbon Co., Ltd. 1,182,800 8,181,302
Tokai Corp. 28,100 448,842
Tokai Rika Co., Ltd. 165,882 3,365,815
Tokai Tokyo Financial
Holdings, Inc. 943,100 4,524,141
#Tokushu Tokai Paper Co.,
Ltd. 57,200 612,937
Tokuyama Corp. 266,700 6,981,295
#Tokyo Energy & Systems,
Inc. 63,800 757,692
Tokyo Kiraboshi Financial
Group, Inc. 124,700 8,140,341
Tokyo Printing Ink
Manufacturing Co., Ltd. 5,000 47,841
Tokyo Rope Manufacturing
Co., Ltd. 8,900 96,754
Tokyo Steel Manufacturing
Co., Ltd. 152,000 1,487,878
#Tokyo Tekko Co., Ltd. 41,100 1,643,893
Tokyu Construction Co., Ltd. 101,500 840,241
Toli Corp. 186,800 922,738
Tomoku Co., Ltd. 10,500 235,852
TOMONY Holdings, Inc. 1,317,007 7,453,307
Topre Corp. 133,800 2,179,693
Topy Industries, Ltd. 64,000 1,298,587

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Torishima Pump
Manufacturing Co., Ltd., Class
A 22,400 $ 313,943
Tosho Co., Ltd. 42,300 204,562
#Towa Bank, Ltd. (The) 83,000 619,299
#Towa Pharmaceutical Co.,
Ltd. 131,900 3,073,905
Toyo Kanetsu KK 47,668 822,278
Toyo Logistics Co., Ltd. 1,160 15,355
Toyo Seikan Group Holdings,
Ltd. 9,600 241,151
#Toyo Tanso Co., Ltd. 90,825 3,179,405
Toyo Tire Corp. 126,900 3,419,702
Toyobo Co., Ltd. 704,800 6,058,374
Toyoda Gosei Co., Ltd. 296,500 8,055,436
Toyota Boshoku Corp. 304,000 5,108,051
TRE Holdings Corp. 70,400 782,222
Trusco Nakayama Corp. 117,732 1,862,983
Tsubakimoto Chain Co. 211,700 3,248,372
Tsubakimoto Kogyo Co., Ltd. 2,100 38,880
Tsukada Global Holdings, Inc. 30,100 110,831
Tsukishima Holdings Co., Ltd. 14,000 269,636
#Tsukuba Bank, Ltd. 1,061,600 3,509,763
Tsumura & Co. 200,600 5,309,541
UACJ Corp. 427,368 6,768,184
UBE Corp. 659,300 11,415,729
UEX, Ltd. 500 2,726
Ultrafabrics Holdings Co., Ltd. 3,100 15,032
Unipres Corp. 283,800 2,511,260
#UNISOL Holdings Co.rp . 68,300 1,010,819
United Super Markets
Holdings, Inc. 178,545 1,079,881
Urbanet Corp. Co., Ltd. 1,400 5,128
Ushio, Inc. 74,500 1,337,774
#V Technology Co., Ltd. 31,000 625,989
Valor Holdings Co., Ltd. 155,300 3,523,597
Vital KSK Holdings, Inc. 187,700 1,705,921
VT Holdings Co., Ltd. 339,600 1,197,604
Wakachiku Construction Co.,
Ltd. 100 2,979
Wakita & Co., Ltd. 136,800 1,786,931
Warabeya Nichiyo Holdings
Co., Ltd. 84,800 1,891,041
Wavelock Holdings Co., Ltd. 4,200 36,021
#Wood One Co., Ltd. 7,800 49,907
World Co., Ltd. 42,200 857,623
World Holdings Co., Ltd. 15,600 255,550
#Xebio Holdings Co., Ltd. 170,800 1,192,478
#YAC Holdings Co., Ltd. 9,200 65,961
YAMABIKO Corp. 52,506 1,092,599
Yamada Holdings Co., Ltd. 1,168,200 4,105,285
Yamae Group Holdings Co.,
Ltd. 72,500 1,312,670
Yamaguchi Financial Group,
Inc. 392,100 6,242,692
#Yamatane Corp. 30,100 441,178
#Yamaya Corp. 2,300 33,204
Yamazen Corp. 40,300 372,277
Yellow Hat, Ltd. 58,300 637,574
Shares Value
JAPAN — (Continued)
Yokogawa Bridge Holdings
Corp. 113,500 $ 2,288,247
Yokorei Co., Ltd. 237,477 1,948,956
Yokowo Co., Ltd. 97,599 1,383,064
Yondenko Corp. 11,800 128,051
#Yorozu Corp. 103,326 681,204
Yotai Refractories Co., Ltd.,
Registered 300 3,538
Yuasa Trading Co., Ltd. 8,200 300,869
Yurtec Corp. 129,300 2,277,377
#Yushin Co 8,000 39,466
Zacros Corp. 101,800 768,152
Zeon Corp. 338,600 4,140,859
TOTAL JAPAN 1,039,378,083
NETHERLANDS — (2.6%)
Aalberts NV, Registered 280,723 10,840,454
Acomo NV 61,050 1,804,816
Aegon, Ltd. 312,015 2,441,689
Aegon, Ltd.- NYS 2,280,114 17,762,088
Allfunds Group PLC 508,495 4,942,307
AMG Critical Materials NV 4,270 183,483
APERAM SA 219,286 9,532,359
ASR Nederland NV, Class B 12,671 922,234
#Brunel International NV 50,396 448,455
Corbion NV 92,910 2,237,144
*Flow Traders, Ltd. 113,115 3,695,232
ForFarmers NV 209,608 1,383,955
#Fugro NV 291,773 4,043,821
*Havas NV 114,540 2,377,518
Kendrion NV 24,509 433,277
Koninklijke BAM Groep NV 949,699 9,987,555
Koninklijke Heijmans NV 9,369 765,722
Koninklijke Vopak NV 165,644 8,288,309
#Randstad NV 211,541 7,577,505
SBM Offshore NV 366,594 13,179,555
ΩSignify NV 612,124 13,042,353
#Sligro Food Group NV 80,999 1,094,659
TKH Group NV 3,719 163,877
Van Lanschot Kempen NV 56,833 3,454,955
TOTAL NETHERLANDS 120,603,322
NEW ZEALAND — (0.1%)
Air New Zealand, Ltd. 603,260 211,632
Colonial Motor Co., Ltd. (The) 1,876 9,498
*Fletcher Building, Ltd. 352,462 797,319
#Genesis Energy, Ltd. 482,887 709,741
Heartland Group Holdings, Ltd. 414,085 301,804
*KMD Brands, Ltd. 445,395 74,084
*Oceania Healthcare, Ltd. 5,040 2,591
*Ryman Healthcare, Ltd. 1,292,804 2,173,831
Sanford, Ltd. 16,320 72,060
SKY Network Television, Ltd. 247,664 500,331
#*SKYCITY Entertainment
Group, Ltd. 907,651 507,819
*Steel & Tube Holdings, Ltd. 36,860 14,937
Summerset Group Holdings,
Ltd. 61,741 432,072

Dimensional International Small Cap Value ETF
continued
Shares Value
NEW ZEALAND — (Continued)
#Tourism Holdings, Ltd. 4,305 $ 6,692
TOTAL NEW ZEALAND 5,814,411
NORTHERN IRELAND — (0.0%)
*Morrow Bank AB 18,112 26,905
TOTAL NORTHERN IRELAND 26,905
NORWAY — (0.7%)
* Akastor ASA 18,775 26,209
Aker Solutions ASA 311,267 1,138,183
*Archer, Ltd. 115,171 304,153
Austevoll Seafood ASA 73,859 713,272
#*BEWi ASA 27,869 48,195
*BLUENORD ASA 8,105 378,693
Bonheur ASA 6,873 181,150
#*BW Energy, Ltd. 70,680 340,181
BW Offshore, Ltd. 371,700 1,819,961
* Cadeler A/S 109,862 657,520
*Cloudberry Clean Energy
ASA 41,483 53,501
DNO ASA 1,614,898 2,722,045
Ω#*Elkem ASA 1,204,788 3,594,640
*Grieg Seafood ASA 83,331 645,879
Hoegh Autoliners ASA 37,728 423,303
ΩKlaveness Combination
Carriers ASA 57,814 533,026
*Kongsberg Automotive ASA 4,110,321 924,914
*LINK Mobility Group Holding
ASA 86,927 303,822
MPC Container Ships ASA 2,308,597 4,484,172
Ω#*Norske Skog ASA 117,454 227,100
*NRC Group ASA 174,207 166,420
Odfjell Drilling, Ltd. 173,816 1,732,900
Odfjell SE, Class A 32,335 459,472
Odfjell Technology, Ltd. 816 4,973
#*Panoro Energy ASA 679,866 1,551,098
Pareto Bank ASA 22,121 186,664
* Petronor E&P ASA 50,546 54,026
Rogaland Sparebank 810 11,667
Ω*Scatec ASA 134,925 1,620,666
*Sea1 offshore, Inc. 231,629 600,847
Solstad Maritime Holding A/S 34,633 78,654
Solstad Offshore ASA 55,487 293,648
SpareBank 1 Helgeland 555 9,829
Sparebanken More 4,810 55,020
Stolt-Nielsen, Ltd., Class R 43,868 1,382,436
TGS ASA 611,514 6,434,274
Wilh . Wilhelmsen Holding
ASA, Class A 15,697 1,120,157
TOTAL NORWAY 35,282,670
PORTUGAL — (0.3%)
Banco Comercial Portugues
SA, Class R 72,702 79,087
EDP Renovaveis SA 353,075 5,376,478
Galp Energia SGPS SA 132 2,627
#Navigator Co. SA (The) 31,150 118,363
NOS SGPS SA 178,554 931,451
Semapa-Sociedade de
Investimento e Gestao 42,976 1,145,236
Shares Value
PORTUGAL — (Continued)
Sonae SGPS SA 3,527,833 $ 7,428,519
*Teixeira Duarte SA 197,657 113,339
TOTAL PORTUGAL 15,195,100
SINGAPORE — (0.8%)
*AEM Holdings, Ltd. 89,500 136,119
Banyan Tree Holdings, Ltd. 44,300 23,389
China Aviation Oil Singapore
Corp., Ltd. 278,400 383,924
City Developments, Ltd. 1,408,000 10,296,486
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 5,265,500 485,472
CSE Global, Ltd. 127 112
First Resources, Ltd. 159,300 268,639
First Sponsor Group, Ltd. 12,200 9,950
Frasers Property, Ltd. 20,500 18,255
Frencken Group, Ltd. 12,400 16,318
#Geo Energy Resources, Ltd. 2,879,300 964,305
Golden Agri-Resources, Ltd. 20,550,900 4,696,423
GuocoLand , Ltd. 30,400 64,681
Ho Bee Land, Ltd. 21,000 40,378
Hong Fok Corp., Ltd. 513,000 345,638
Hutchison Port Holdings Trust,
Class U 7,628,700 1,754,601
Indofood Agri Resources, Ltd. 7,300 2,272
ISDN Holdings, Ltd. 60,300 19,007
Mewah International, Inc. 300 79
NETLINK NBN TRUST 568,000 438,645
#Olam Group, Ltd. 2,913,600 2,043,423
QAF, Ltd. 10,200 7,676
Sing Holdings, Ltd. 31,200 15,612
Singapore Land Group, Ltd. 36,800 101,207
Tiong Woon Corp. Holding,
Ltd. 2,800 2,173
UOB-Kay Hian Holdings, Ltd. 220,177 546,539
UOL Group, Ltd. 1,451,200 12,396,382
Wee Hur Holdings, Ltd. 1,439,200 1,009,368
TOTAL SINGAPORE 36,087,073
SPAIN — (1.9%)
Acciona SA 17,175 3,706,423
Acerinox SA 629,028 9,361,560
ΩAedas Homes SA 31,394 892,618
Almirall SA 169,470 2,544,328
#Atresmedia Corp. de Medios
de Comunicacion SA 285,533 1,783,350
Bankinter SA 624,178 10,707,662
CIE Automotive SA 21,283 729,199
Corp ACCIONA Energias
Renovables SA 173,609 4,415,713
Ebro Foods SA 179,250 3,915,190
* eDreams ODIGEO SA 41,500 172,797
Enagas SA 603,023 9,960,949
#*Ence Energia y Celulosa SA 234,214 620,239
* Ercros SA 46,098 187,555
ΩGestamp Automocion SA 618,967 2,232,635
ΩGlobal Dominion Access SA 85,284 353,076
Grifols SA 1,049,867 13,476,487
Laboratorio Reig Jofre SA 877 2,869

Dimensional International Small Cap Value ETF
continued
Shares Value
SPAIN — (Continued)
Mapfre SA 1,904,822 $ 8,742,539
Ω* Neinor Homes SA 6,890 164,754
* Obrascon Huarte Lain SA 213,581 91,217
ΩUnicaja Banco SA 3,681,612 12,640,239
TOTAL SPAIN 86,701,399
SWEDEN — (2.5%)
ΩAcadeMedia AB 451,843 4,808,225
AFRY AB 438,167 6,994,041
ΩAlimak Group AB 58,261 897,715
Alleima AB 776,570 6,829,447
Alligo AB, Class B 5,621 80,516
ΩAmbea AB, Class B 239,429 3,678,426
Arjo AB, Class B 1,239,641 3,741,784
ΩAttendo AB 250,549 2,516,175
Betsson AB, Class B 22,506 265,936
#*Better Collective A/S 75,286 903,202
*BHG Group AB 256,839 891,309
*BICO Group AB, Class B 4,490 8,749
Billerud Aktiebolag 486,036 3,958,677
* Bonava AB, Class B 4,242 6,230
Ω#* Boozt AB 14,715 150,354
ΩBravida Holding AB 36,797 365,590
Bulten AB 3,447 19,333
Byggmax Group AB 266,121 1,698,533
#*Cint Group AB 626,745 204,472
Cloetta AB, Class B 930,547 4,576,917
*Coffee Stain Group AB 127,175 266,353
ΩDometic Group AB 741,944 3,218,464
Duni AB 2,116 25,051
Ω#*Dustin Group AB 1,235,217 241,399
Eastnine AB 24,143 135,685
*Electrolux AB, Class B 260,689 2,113,842
Elekta AB, Class B 603,505 3,899,628
*Eltel AB 11,124 11,285
#*Embracer Group AB, Class
B 127,175 699,285
#*Enad Global 7 AB 39,241 54,436
* Enea AB 6,299 47,604
Fagerhult Group AB 196,772 832,456
* Fasadgruppen Group AB 13,585 41,128
G5 Entertainment AB 460 4,879
Granges AB 301,970 5,096,367
#*Hexatronic Group AB 678,579 1,799,119
Humana AB 68,650 367,979
*Humble Group AB 146,254 131,017
Instalco AB 74,920 215,986
*International Petroleum Corp. 332,187 6,961,020
* Intrum AB 63,504 319,950
Inwido AB 159,578 2,772,526
*ITAB Shop Concept AB 13,139 27,429
JM AB 388,046 5,987,979
Kabe Group AB, Class B 28 658
*K-Fast Holding AB, Class B 2,394 3,294
KNOW IT AB 102,435 1,349,253
Lindab International AB 9,195 194,448
Loomis AB, Class B 55,150 2,302,628
MEKO AB 123,113 986,044
Shares Value
SWEDEN — (Continued)
*Modern Times Group MTG
AB, Class B 353,447 $ 4,156,439
New Wave Group AB, Class B 33,360 402,103
#*Nobia AB 580,628 252,394
* Norion Bank AB 168,234 1,288,516
Peab AB, Class B 513,541 5,163,111
* Pricer AB, Class B 9,942 4,537
Profilgruppen AB, Class B 2,959 40,781
Ratos AB, Class B 889,772 3,823,539
Rejlers AB, Class B 1,829 37,645
#*Rottneros AB 87,347 23,237
* Sdiptech AB, Class B 58,189 1,122,072
* Sedana Medical AB 3,174 3,600
* Sensys Gatso Group AB 4,348 18,960
Ω*Sinch AB 2,288,360 6,912,451
Storskogen Group AB, Class B 5,793,277 7,074,509
VBG Group AB, Class B 32,243 1,400,120
* Vestum AB 7,736 7,017
Vitrolife AB 143,485 1,883,471
TOTAL SWEDEN 116,317,325
SWITZERLAND — (6.5%)
Adecco Group AG 675,712 19,848,848
Allreal Holding AG, Registered 57,377 16,839,428
ALSO Holding AG, Registered 50 12,908
* ams -OSRAM AG 394,945 4,128,702
#Arbonia AG 180,163 1,181,512
Ascom Holding AG, Registered 23,798 165,339
Autoneum Holding AG 14,215 2,333,324
Banque Cantonale de Geneve,
Class BR 52,368 1,890,566
#Banque Cantonale Vaudoise ,
Registered 45,847 6,227,643
#Barry Callebaut AG,
Registered 2,605 4,573,677
Bell Food Group AG 8,073 2,327,389
Berner Kantonalbank AG,
Registered 14,104 5,906,811
Bucher Industries AG,
Registered 21,797 10,133,532
Cembra Money Bank AG 29,351 3,763,926
* Cicor Technologies, Ltd.,
Registered 31 4,952
*Clariant AG, Registered 743,159 6,895,489
COSMO Pharmaceuticals NV 7,184 1,080,329
DKSH Holding AG 31,003 2,282,800
*EFG International AG 347,507 8,881,161
Flughafen Zurich AG,
Registered 11,676 3,632,971
#Forbo Holding AG,
Registered 3,960 4,695,124
Glarner Kantonalbank 234 6,685
#Helvetia Baloise Holding AG,
Registered 33,654 8,552,805
Implenia AG, Registered 99,258 9,538,461
Investis Holding SA 5,556 1,118,343
Julius Baer Group, Ltd.,
Registered 7,278 610,745
Jungfraubahn Holding AG,
Registered 14,664 5,798,569

Dimensional International Small Cap Value ETF
continued
Shares Value
SWITZERLAND — (Continued)
#*Komax Holding AG, Class R 7,851 $ 682,075
* Landis+Gyr Group AG 110,627 7,800,852
Liechtensteinische
Landesbank AG 25,941 3,247,468
Luzerner Kantonalbank AG,
Registered 59,132 7,556,118
ΩMedmix AG 65,106 968,917
Meier Tobler Group AG 169 7,978
Mikron Holding AG, Registered 2,541 57,020
Mobimo Holding AG,
Registered 18,720 9,456,633
Ω*Montana Aerospace AG 110,488 4,785,111
Naturenergie Holding AG 164 6,964
OC Oerlikon Corp. AG
Pfaffikon 1,141,872 5,249,304
Orell Fuessli AG, Registered 117 18,232
Phoenix Mecano AG,
Registered 1,660 952,821
#Rieter Holding AG,
Registered 297,908 1,282,469
Schweiter Technologies AG,
Registered 2,633 861,653
#*SIG Group AG 423,135 6,560,914
Softwareone Holding AG 20,788 214,211
St. Galler Kantonalbank AG,
Registered 12,043 9,289,711
Sunrise Communications AG 44,742 2,544,899
#Swatch Group AG (The),
Class BR 118,615 28,188,488
Swatch Group AG (The),
Registered 75,111 3,579,733
Swiss Prime Site AG,
Registered 200,333 34,158,461
Tecan Group AG, Class R 13,117 2,316,619
TX Group AG 11,041 2,385,848
Valiant Holding AG 77,782 15,676,601
Vaudoise Assurances Holding
SA 4,369 4,170,138
Vetropack Holding AG, Class
A 45,798 1,344,114
Vontobel Holding AG, Class R 129,590 11,207,966
VP Bank AG, Class A 9,395 1,029,723
#V-ZUG Holding AG 180 9,327
Walliser Kantonalbank ,
Registered 1,086 195,326
Zehnder Group AG,
Registered 13,068 1,394,961
Zug Estates Holding AG, Class
B 23 69,593
Zuger Kantonalbank , Class BR 165 2,014,155
TOTAL SWITZERLAND 301,716,442
UNITED KINGDOM — (12.1%)
Ashmore Group PLC 1,232,330 4,001,060
Ω#*Aston Martin Lagonda
Global Holdings PLC 29,416 24,744
ATALAYA MINING COPPER
SA 241,056 3,400,513
*Auction Technology Group
PLC 300,916 1,275,960
Shares Value
UNITED KINGDOM — (Continued)
Aviva PLC 788,699 $ 6,881,216
Balfour Beatty PLC 783,130 7,673,004
Barratt Redrow PLC,
Registered 1,341,508 7,146,315
Beazley PLC 1,113,544 17,312,933
Bellway PLC 643,773 23,993,625
Berkeley Group Holdings PLC 266,312 15,056,406
Bodycote PLC 559,119 5,719,858
Breedon Group PLC 1,305,570 6,026,838
C&C Group PLC 1,057,038 1,581,068
*Canal+ SA 360,120 1,566,534
Card Factory PLC 1,311,837 1,218,714
Central Asia Metals PLC 568,065 1,753,937
Chesnara PLC 958,172 4,016,872
*Close Brothers Group PLC 392,295 2,718,551
ΩCMC Markets PLC 42,846 190,497
Conduit Holdings, Ltd., Class
WI 214,406 1,126,858
Costain Group PLC 214,888 521,938
Crest Nicholson Holdings PLC 1,454,108 3,038,995
Currys PLC 4,847,826 9,712,549
DCC PLC 48,425 3,080,679
*DFS Furniture PLC 135,922 367,442
Drax Group PLC 1,184,992 14,651,212
Elementis PLC 3,020,501 6,698,132
EnQuest PLC 758,126 128,794
Essentra PLC 380,132 526,853
Everplay Group PLC 9,027 40,630
Firstgroup PLC 1,957,984 5,008,278
ΩForterra PLC 31,988 77,695
*Frasers Group PLC 349,449 3,335,142
Fresnillo PLC 122 6,198
Future PLC 209,771 1,558,753
GB Group PLC 784,073 2,582,267
Genuit Group PLC 275,102 1,255,217
*Georgia Capital PLC 148,237 6,865,367
Grafton Group PLC 931,620 11,955,745
Grainger PLC 3,293,305 8,767,323
Greencore Group PLC 2,004,143 7,961,789
Gulf Keystone Petroleum, Ltd. 855,912 2,137,636
Halfords Group PLC 888,129 1,830,540
Harworth Group PLC 521,970 1,174,689
Henry Boot PLC 76,717 203,181
Hilton Food Group PLC 35,913 231,624
Hiscox , Ltd. 804,533 16,361,587
Hochschild Mining PLC 910 8,441
Hunting PLC, Class U 498,413 3,023,048
ΩIbstock PLC 1,886,560 3,287,817
Investec PLC 840,632 7,013,630
Ithaca Energy PLC 614,881 1,549,163
ITV PLC 5,571,899 6,212,408
JD Sports Fashion PLC 430,252 482,840
#*John Wood Group PLC 3,588,333 1,280,264
Johnson Matthey PLC 564,468 18,280,357
Jupiter Fund Management
PLC 2,339,136 6,021,735
Just Group PLC, Registered 1,105,828 3,277,741
Keller Group PLC 247,157 6,009,938

Dimensional International Small Cap Value ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Kier Group PLC 1,262,384 $ 3,871,706
Kingfisher PLC 5,522,487 25,576,542
Lancashire Holdings, Ltd. 842,573 7,122,322
Lion Finance Group PLC 219,307 30,365,261
LSL Property Services PLC 132 480
Man Group PLC 480,455 1,732,652
Marks & Spencer Group PLC 42,829 215,165
Marshalls PLC 561,298 1,204,657
Mears Group PLC 49,215 248,192
*Mitchells & Butlers PLC 1,514,064 5,474,673
Mitie Group PLC 4,340 9,982
MJ Gleeson PLC 32,028 169,649
* Mobico Group PLC,
Registered 1,339,488 427,545
Mondi PLC 1,263,483 14,806,780
Mountview Estates PLC 1,825 225,392
MP Evans Group PLC 95,515 1,710,470
OSB Group PLC 1,876,826 15,723,276
Pan African Resources PLC 226 410
Paragon Banking Group PLC,
Class A 566,596 6,904,303
Persimmon PLC 1,220,892 23,555,695
Pets at Home Group PLC 2,397,567 6,731,467
*Pinewood Technologies
Group PLC 7,004 45,365
Playtech PLC 841,766 3,419,137
Premier Foods PLC 3,954,734 10,245,959
PZ Cussons PLC 57,289 57,389
QinetiQ Group PLC 377,008 2,594,507
Rank Group PLC 269,853 326,240
Reach PLC 1,196,747 1,049,389
RHI Magnesita NV 22,119 840,773
RWS Holdings PLC 32,486 37,446
ΩSabre Insurance Group PLC 425,224 758,568
Schroders PLC 1,257,739 7,794,312
Senior PLC 1,622,995 5,456,531
Serco Group PLC 62,256 256,292
Serica Energy PLC 1,097,685 3,238,542
#*SIG PLC 1,093,405 145,391
ΩSpire Healthcare Group PLC 1,565,566 4,382,631
* Synthomer PLC 36,589 26,862
Tate & Lyle PLC 14,858 76,784
Taylor Wimpey PLC 11,372,209 16,658,890
TBC Bank Group PLC 284,742 16,606,336
TP ICAP Group PLC 4,950,187 17,321,884
Travis Perkins PLC 815,895 7,003,174
*TT Electronics PLC 386,599 594,172
*Vanquis Banking Group PLC 6,406 10,461
Vesuvius PLC 1,231,643 7,767,803
Victrex PLC 29,758 267,880
Shares Value
UNITED KINGDOM — (Continued)
* Vistry Group PLC 1,240,947 $ 11,327,620
Ω*Watches of Switzerland
Group PLC 58,956 419,479
Whitbread PLC 289,164 10,808,979
WPP PLC 215,526 892,591
#WPP PLC, Sponsored ADR 22,424 468,213
Young & Co's Brewery PLC,
Class A 93,720 1,071,299
Young & Co's Brewery PLC,
Class NV 14,369 117,124
Zigup PLC, Class B 1,087,143 5,698,800
TOTAL UNITED KINGDOM 563,076,582
UNITED STATES — (0.2%)
Diversified Energy Co. 10,205 133,596
*Gran Tierra Energy, Inc. 8,358 45,489
International Paper Co. 229,800 9,239,554
Royal Gold, Inc. 1,121 295,170
TOTAL UNITED STATES 9,713,809
TOTAL COMMON STOCKS 4,422,837,441
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Draegerwerk AG & Co. KGaA
2.280% 31,740 3,356,832
Einhell Germany AG, Class P
1.700% 18 1,884
Jungheinrich AG 2.200% 66,852 2,894,921
Porsche Automobil Holding SE
5.270% 204,041 8,796,838
Sixt SE, Class A 5.090% 40,124 2,548,980
STO SE & Co. KGaA 0.260% 2,694 380,105
TOTAL GERMANY 17,979,560
TOTAL PREFERRED
STOCKS 17,979,560
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<29Metals, Ltd. 02/11/26 265,576 13,954
TOTAL AUSTRALIA 13,954
UNITED KINGDOM — (0.0%)
*Greencore Group CVR
01/16/29 400,777 10,999
TOTAL UNITED KINGDOM 10,999
TOTAL RIGHTS/WARRANTS 24,953
TOTAL INVESTMENT SECURITIES — (95.2%)
(Cost $3,331,610,508) 4,440,841,954
SECURITIES LENDING COLLATERAL — (4.8%)
@§The DFA Short Term
Investment Fund 19,303,845 223,345,486
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,554,955,994) $ 4,664,187,440
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $140,210,970 which represented 3.1% of the net assets of the Fund.

Dimensional International Small Cap Value ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 278,809,948 $ — $ 2,250,874 $ 281,060,822
Austria .............................. 63,910,617 — — 63,910,617
Belgium ............................. 59,456,857 — — 59,456,857
Canada ............................. 613,794,311 — 2,838 613,797,149
Denmark ............................ 123,293,980 — — 123,293,980
Finland .............................. 100,190,666 — — 100,190,666
France .............................. 249,244,530 — — 249,244,530
Germany ............................ 271,746,320 — — 271,746,320
Hong Kong ........................... 77,535,415 — — 77,535,415
Ireland .............................. 6,578,568 — — 6,578,568
Israel ............................... 26,358,319 — — 26,358,319
Italy ................................ 219,751,077 — — 219,751,077
Japan ............................... 1,039,378,083 — — 1,039,378,083
Netherlands .......................... 120,603,322 — — 120,603,322
New Zealand ......................... 5,814,411 — — 5,814,411
Northern Ireland ....................... 26,905 — — 26,905
Norway .............................. 35,282,670 — — 35,282,670
Portugal ............................. 15,195,100 — — 15,195,100
Singapore ............................ 36,087,073 — — 36,087,073
Spain ............................... 86,701,399 — — 86,701,399
Sweden ............................. 116,317,325 — — 116,317,325
Switzerland ........................... 301,716,442 — — 301,716,442
United Kingdom ....................... 563,076,582 — — 563,076,582
United States ......................... 9,713,809 — — 9,713,809
Preferred Stocks
Germany ............................ 17,979,560 — — 17,979,560
Rights/Warrants
Australia ............................. — — 13,954 13,954
United Kingdom ....................... — 10,999 — 10,999
Securities Lending Collateral ............... — 223,345,486 — 223,345,486
Total Investments ........................ $4,438,563,289 $223,356,485 $2,267,666> $4,664,187,440
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional International Small Cap ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.5%)
*29Metals, Ltd. 726,408 $ 241,720
*4DMedical, Ltd. 600 1,332
Accent Group, Ltd. 42,394 27,472
#Acrow, Ltd. 306,274 222,070
Adairs, Ltd., Class B 257,857 316,123
*Aeris Resources, Ltd. 122,434 52,749
#AGL Energy, Ltd. 672,368 4,262,798
*AIC Mines, Ltd. 356,099 158,410
*Ainsworth Game Technology,
Ltd. 528 383
*Alkane Resources, Ltd. 529,097 535,290
#*Alkane Resources, Ltd. 1,366,317 1,564,978
*AMA Group, Ltd. 272,640 143,248
#Amotiv, Ltd. 269,854 1,586,098
AMP, Ltd. 4,688,224 5,566,948
*Amplitude Energy, Ltd. 505,024 1,107,377
Ansell, Ltd. 265,847 6,078,844
#*Appen, Ltd. 153,189 198,536
*Arafura Rare Earths, Ltd. 54,517 8,784
ARB Corp., Ltd. 89,894 1,625,391
#ARN Media, Ltd. 69,265 17,954
*AUB Group, Ltd. 22,954 485,790
#AUB Group, Ltd. 195,387 4,135,095
*Audinate Group, Ltd. 19,975 60,732
#*Aurelia Metals, Ltd. 2,558,886 555,714
Aurizon Holdings, Ltd. 1,358,027 3,510,540
*Ausgold, Ltd. 530,603 423,754
Aussie Broadband, Ltd. 582,035 1,843,005
*Austal, Ltd. 618,030 3,022,067
#Austin Engineering, Ltd. 80,901 14,452
#*Australian Agricultural Co.,
Ltd. 243,340 231,842
#Australian Clinical Labs, Ltd. 310,515 593,860
Australian Ethical Investment,
Ltd. 119,637 384,696
*Australian Vanadium, Ltd. 3,757 658
Autosports Group, Ltd. 14,765 39,616
*Baby Bunting Group, Ltd. 56,086 93,905
Bank of Queensland, Ltd. 1,377,298 6,551,440
Bapcor, Ltd. 403,787 605,348
*BCI Minerals, Ltd. 300,402 87,335
#Beach Energy, Ltd. 2,498,960 2,153,295
Beacon Lighting Group, Ltd. 1,220 2,137
Beacon Minerals, Ltd. 6,620 20,313
Bega Cheese, Ltd. 574,218 2,457,860
Bell Financial Group, Ltd. 832 764
*Bellevue Gold, Ltd. 2,510,493 3,315,198
#Bendigo & Adelaide Bank,
Ltd. 179,218 1,377,296
#*Betmakers Technology
Group, Ltd. 221,955 29,543
Bisalloy Steel Group, Ltd. 21,270 83,444
#*Black Cat Syndicate, Ltd. 807,100 791,579
#*Boss Energy, Ltd. 253,193 345,880
Shares Value
AUSTRALIA — (Continued)
#Bravura Solutions, Ltd. 937,677 $ 1,340,055
#Breville Group, Ltd. 247,213 5,576,559
*Brightstar Resources, Ltd. 157,563 69,540
Capral, Ltd. 10,900 93,465
*Capricorn Metals, Ltd. 679,019 7,035,407
*Catalyst Metals, Ltd. 173,701 1,048,935
#*Catapult Sports, Ltd. 368,391 903,267
Cedar Woods Properties, Ltd. 114,662 649,841
*Chalice Mining, Ltd. 4,225 6,630
Challenger, Ltd. 432,700 2,791,808
Champion Iron, Ltd. 292,699 1,205,696
*Chrysos Corp., Ltd. 13,120 73,070
Civmec Australia, Ltd. 14,356 16,443
Civmec Australia, Ltd.,
Registered 30,100 32,733
Cleanaway Waste
Management, Ltd. 1,191,214 2,061,227
#*ClearView Wealth, Ltd. 84,220 30,680
#Clinuvel Pharmaceuticals,
Ltd. 67,950 523,626
*Coast Entertainment
Holdings, Ltd. 699,168 266,942
#Cobram Estate Olives, Ltd. 51,565 135,103
Codan, Ltd. 191,592 5,105,720
Collins Foods, Ltd. 222,481 1,664,575
#<Corporate Travel
Management, Ltd. 184,526 1,557,700
Dalrymple Bay Infrastructure,
Ltd. 800,998 2,727,136
Data#3, Ltd. 319,891 2,191,694
*Develop Global, Ltd. 602,126 2,222,988
Dicker Data, Ltd. 272,921 1,921,508
#Domino's Pizza Enterprises,
Ltd., Class B 73,176 1,171,370
Downer EDI, Ltd. 1,224,624 6,906,178
Duratec, Ltd. 77,154 116,208
Dyno Nobel, Ltd. 3,787,853 9,314,066
Eagers Automotive, Ltd. 136,884 2,572,838
#Elders, Ltd. 674,153 3,480,688
#*Elevra Lithium, Ltd. 2,520 11,828
#*Elevra Lithium, Ltd., ADR 559 24,747
*Emeco Holdings, Ltd. 532,843 490,867
*Emerald Resources NL 1,101,100 5,746,748
#*EML Payments, Ltd. 582,446 334,587
Energy One, Ltd. 7,312 85,288
#*Energy World Corp., Ltd. 3,072 88
EQT Holdings, Ltd. 9,526 163,833
Eureka Group Holdings, Ltd. 103,170 35,415
EVT, Ltd. 115,810 1,018,190
Fenix Resources, Ltd. 385,663 118,878
#Fiducian Group, Ltd. 2,089 15,747
Finbar Group, Ltd. 224 129
#*Findi, Ltd. 4,093 3,068
FleetPartners Group, Ltd. 347,953 697,149
Fleetwood, Ltd. 109,022 213,087

Dimensional International Small Cap ETF
continued
Shares Value
AUSTRALIA — (Continued)
#Flight Centre Travel Group,
Ltd. 406,780 $ 4,616,509
#G8 Education, Ltd. 658,952 309,291
#*Genesis Minerals, Ltd. 1,287,389 6,845,271
GenusPlus Group, Ltd. 48,975 256,291
GR Engineering Services, Ltd. 168,795 513,202
#GrainCorp, Ltd., Class A 519,400 2,619,832
*Grange Resources, Ltd. 1,299,304 236,659
GWA Group, Ltd. 297,583 556,620
Hansen Technologies, Ltd. 329,052 1,143,366
Healius, Ltd. 981,749 618,988
Helia Group, Ltd. 703,487 2,878,114
Helloworld Travel, Ltd. 86,158 122,527
*Horizon Minerals, Ltd. 53,580 51,799
Horizon Oil, Ltd. 480,925 75,805
HUB24, Ltd., Registered 1,550 110,203
#IDP Education, Ltd. 13,944 61,639
*IGO, Ltd. 1,241,337 7,235,226
Iluka Resources, Ltd. 1,167,877 4,385,317
Imdex, Ltd. 1,069,090 2,838,524
*Immutep, Ltd. 1,540,169 426,191
Inghams Group, Ltd. 519,440 909,734
*Insignia Financial, Ltd. 758,628 2,471,274
#Integral Diagnostics, Ltd. 670,180 1,230,076
IPD Group, Ltd. 13,459 41,581
#IPH, Ltd. 862,109 2,258,775
IRESS, Ltd. 465,651 2,661,888
IVE Group, Ltd. 169,935 358,334
*Judo Capital Holdings, Ltd. 2,003,521 2,547,473
#Jumbo Interactive, Ltd.,
Registered 6,569 47,216
Jupiter Mines, Ltd. 2,786,347 536,793
#Karoon Energy, Ltd. 1,741,879 2,068,363
#*Kelly Partners Group
Holdings, Ltd. 5,219 24,314
Kelsian Group, Ltd. 141,448 386,456
*Kingsgate Consolidated, Ltd. 193,533 883,979
#Kogan.com, Ltd. 84,065 216,133
#L1 Group, Ltd. 808,883 696,995
Lendlease Corp., Ltd. 1,110,325 3,764,736
#*Lifestyle Communities, Ltd. 216,380 842,813
Lindsay Australia, Ltd. 62,070 28,916
Lovisa Holdings, Ltd. 90,621 1,967,386
Lycopodium, Ltd. 8,455 92,993
#Maas Group Holdings, Ltd. 236,797 905,749
#*Mach7 Technologies, Ltd. 824 240
Macmahon Holdings, Ltd. 1,799,661 825,793
#*Macquarie Technology
Group, Ltd. 8,521 417,976
Mader Group, Ltd. 10,758 61,875
Magellan Financial Group, Ltd. 516,142 3,156,622
Maxiparts, Ltd. 198 304
*Mayne Pharma Group, Ltd. 101,860 199,802
McMillan Shakespeare, Ltd. 124,750 1,490,061
*Megaport, Ltd. 301,242 2,445,896
#*Mesoblast, Ltd. 1,304,607 2,312,274
Metcash, Ltd. 2,151,319 5,003,593
#*Metro Mining, Ltd. 2,828,067 132,741
Shares Value
AUSTRALIA — (Continued)
*Michael Hill International, Ltd.,
Class B 996 $ 279
Monadelphous Group, Ltd. 199,144 4,344,351
#Monash IVF Group, Ltd. 260,568 128,691
MotorCycle Holdings, Ltd. 10,505 20,385
#*Myer Holdings, Ltd. 1,655,044 504,357
MyState, Ltd. 211,806 664,745
#*Nanosonics, Ltd. 182,472 495,983
Netwealth Group, Ltd. 42,337 726,057
#*Neuren Pharmaceuticals,
Ltd. 153,660 1,796,620
#New Hope Corp., Ltd. 1,151,145 3,637,020
NIB Holdings, Ltd. 639,749 3,016,225
#Nick Scali, Ltd. 220,915 3,800,954
Nickel Industries, Ltd. 1,787,000 1,145,473
Nine Entertainment Co.
Holdings, Ltd. 2,756,150 2,210,790
NRW Holdings, Ltd. 1,108,668 4,046,489
*Nufarm, Ltd. 513,360 848,737
*Nuix, Ltd. 182,873 220,993
Objective Corp., Ltd. 38,441 409,333
*OFX Group, Ltd. 119,108 41,721
*Omni Bridgeway, Ltd. 158,596 171,101
oOh!media, Ltd. 695,774 606,843
#*Ora Banda Mining, Ltd. 2,013,643 1,805,642
#Orora, Ltd. 1,768,727 2,540,117
#*Paladin Energy, Ltd. 482,568 4,678,792
*Pantoro Gold, Ltd. 980,894 3,497,671
#*Paradigm
Biopharmaceuticals, Ltd. 54,522 11,650
*Paragon Care, Ltd. 179,415 26,395
Peet, Ltd. 107,178 151,669
*PeopleIN, Ltd. 771 370
Perenti, Ltd. 1,500,971 2,954,729
Perpetual, Ltd. 86,290 1,094,758
Perseus Mining, Ltd. 1,199,307 4,957,029
*PEXA Group, Ltd. 196,137 1,890,676
Pinnacle Investment
Management Group, Ltd. 1,380 16,416
#*PolyNovo, Ltd. 8,262 5,875
*<PPK Mining Equipment
Group 160 –
Praemium, Ltd. 523,917 277,108
Premier Investments, Ltd. 117,665 1,103,740
#Propel Funeral Partners, Ltd. 78,031 269,496
#PWR Holdings, Ltd. 123,357 804,549
*QPM Energy, Ltd. 447,913 11,296
#Ramelius Resources, Ltd. 1,225,484 4,052,180
#*ReadyTech Holdings, Ltd. 296 525
Regis Healthcare, Ltd. 321,817 1,512,762
Regis Resources, Ltd. 1,456,645 8,224,848
Reliance Worldwide Corp., Ltd. 1,361,146 3,585,351
*Resolute Mining, Ltd. 3,476,511 3,312,239
#*Retail Food Group, Ltd. 23,125 24,057
#Ricegrowers, Ltd. 4,915 56,090
Ridley Corp., Ltd. 393,610 689,359
#*RPMGlobal Holdings, Ltd. 260,065 907,299
*Sandfire Resources, Ltd. 149,699 2,081,702
*Select Harvests, Ltd. 198,832 618,455

Dimensional International Small Cap ETF
continued
Shares Value
AUSTRALIA — (Continued)
Servcorp, Ltd. 56,642 $ 305,937
Service Stream, Ltd. 1,145,597 1,829,809
Shape Australia Pty, Ltd. 7,219 33,783
Shaver Shop Group, Ltd. 42,039 44,176
#Sigma Healthcare, Ltd. 223,502 483,815
#*Silex Systems, Ltd. 1,551 7,584
Sims, Ltd. 183,272 2,603,773
#*SiteMinder, Ltd. 186,302 663,010
SKS Technologies Group, Ltd. 15,785 39,035
*Smart Parking, Ltd. 55,428 50,479
SmartGroup Corp., Ltd. 190,963 1,127,758
Southern Cross Electrical
Engineering, Ltd. 363,142 648,718
#Southern Cross Media
Group, Ltd. 273,219 122,498
SRG Global, Ltd. 923,452 1,953,711
*St. Barbara, Ltd. 762,293 389,838
Stanmore Resources, Ltd. 639,598 1,348,692
Steadfast Group, Ltd. 324,968 1,190,642
#*Strike Energy, Ltd. 332,491 25,622
Super Retail Group, Ltd. 225,858 2,325,905
*Superloop, Ltd. 1,055,578 1,700,816
#Supply Network, Ltd. 18,495 478,878
#*Syrah Resources, Ltd. 1,065,037 175,336
Tabcorp Holdings, Ltd. 4,629,966 2,870,517
#*Talga Group, Ltd. 65,575 17,686
#*Telix Pharmaceuticals, Ltd. 62,350 460,817
*Temple & Webster Group,
Ltd. 20,530 173,307
*<Ten Sixty Four, Ltd. 1,136 88
*Titan Minerals, Ltd. 31,120 21,801
#Treasury Wine Estates, Ltd.,
Class B 350,378 1,315,651
Tribune Resources, Ltd. 2,204 10,870
*Tuas, Ltd. 324,320 1,610,865
#*Tyro Payments, Ltd. 954,126 634,992
*Vault Minerals, Ltd. 953,005 3,925,650
Ventia Services Group Pty,
Ltd. 1,425,690 5,772,873
ΩViva Energy Group, Ltd. 1,465,075 1,847,445
#*Vulcan Energy Resources,
Ltd. 331,108 932,470
#Vulcan Steel, Ltd. 55,277 269,134
*Vysarn, Ltd. 464,936 258,940
Wagners Holding Co., Ltd. 30,116 75,530
#Washington H Soul Pattinson
& Co., Ltd. 79,786 2,156,952
*WEB Travel Group, Ltd. 645,817 2,090,213
Webjet Group, Ltd. 430,885 242,994
*West African Resources, Ltd. 1,316,514 3,403,227
Westgold Resources, Ltd. 1,378,987 7,110,122
Westgold Resources, Ltd. 206,334 969,083
Whitehaven Coal, Ltd. 1,576,563 9,752,391
*Wildcat Resources, Ltd. 62,975 16,103
*<Wiluna Mining Corp., Ltd. 736 20
XRF Scientific, Ltd. 46,941 71,359
TOTAL AUSTRALIA 351,158,443
Shares Value
AUSTRIA — (1.2%)
*Addiko Bank AG, Class B 56 $ 1,699
Agrana Beteiligungs AG 15,494 210,131
ANDRITZ AG 92,043 7,993,456
*AT&S Austria Technologie &
Systemtechnik AG 44,452 2,014,825
Ω*BAWAG Group AG 122,243 19,981,665
CA Immobilien Anlagen AG 44,953 1,343,381
DO & CO AG 12,013 2,818,249
*Eurotelesites AG 11,343 57,350
EVN AG 26,953 912,243
*FACC AG 6,409 86,004
#*Kapsch TrafficCom AG 24 167
#*Lenzing AG 21,608 655,504
Mayr Melnhof Karton AG 5,252 597,315
#Oesterreichische Post AG 1,311 51,390
Palfinger AG 13,932 599,989
Porr AG 36,637 1,518,950
Raiffeisen Bank International
AG, Class V 19,349 982,435
SBO AG 12,099 456,278
Semperit AG Holding 2,141 31,991
Strabag SE, Class BR 31,301 3,258,271
Telekom Austria AG, Class A 83,201 887,855
UNIQA Insurance Group AG 176,662 3,287,009
Vienna Insurance Group AG
Wiener Versicherung Gruppe 43,151 3,403,497
voestalpine AG 195,598 9,307,764
Wienerberger AG 197,425 6,552,806
Zumtobel Group AG 9,292 39,574
TOTAL AUSTRIA 67,049,798
BELGIUM — (1.2%)
Ackermans & van Haaren NV 38,166 11,342,010
Ageas SA/NV, Class B 55,102 3,929,864
#Azelis Group NV 92,256 917,533
Barco NV 87,297 1,208,852
Bekaert SA 59,464 2,935,778
*bpost SA 88,539 229,621
Cie d'Entreprises CFE 1,551 16,865
CMB. Tech NV 38,974 509,960
Colruyt Group NV 44,994 1,732,144
Deceuninck NV 98,713 270,686
Deme Group NV 6,808 1,362,280
#D'ieteren Group 31,799 7,297,375
Econocom Group SA/NV 67,181 139,864
Elia Group SA/NV, Class B 16,483 2,398,191
EVS Broadcast Equipment SA 16,344 706,779
Fagron 74,729 1,969,173
#Ion Beam Applications 10,271 185,239
Jensen-Group NV 435 32,603
#Kinepolis Group NV 21,821 694,415
#Lotus Bakeries NV 311 3,662,828
Melexis NV 34,449 2,612,629
#*Ontex Group NV 73,896 430,763
*Onward Medical NV 27,896 143,366
*Orange Belgium SA 1,144 26,199
Proximus SADP 277,548 2,537,482
#Recticel SA 44,973 546,794
Sipef NV 1,595 159,390

Dimensional International Small Cap ETF
continued
Shares Value
BELGIUM — (Continued)
#Solvay SA, Class A 183,224 $ 5,405,738
Syensqo SA 79,044 6,678,371
Tessenderlo Group SA 16,710 545,682
Umicore SA 153,722 3,675,810
Van de Velde NV 1,848 66,504
VGP NV 20,224 2,487,760
Viohalco SA 10,658 163,563
#What's Cooking BV 4 580
TOTAL BELGIUM 67,022,691
BRAZIL — (0.0%)
Aura Minerals, Inc. 30,638 1,951,334
TOTAL BRAZIL 1,951,334
CANADA — (13.1%)
*5N Plus, Inc. 216,310 3,846,505
Acadian Timber Corp. 52 619
*ACT Energy Technologies,
Ltd. 19,500 83,377
ADENTRA, Inc. 15,620 417,564
ADF Group, Inc. 40,669 265,490
*Advantage Energy, Ltd. 243,747 1,981,800
Aecon Group, Inc. 187,946 4,899,379
Ag Growth International, Inc. 2,340 50,216
AGF Management, Ltd., Class
B 75,704 1,014,679
#*Air Canada 243,917 3,395,366
Algoma Central Corp. 88 1,260
#Algoma Steel Group, Inc. 8,953 37,686
Algonquin Power & Utilities
Corp. 1,162,680 7,615,554
Algonquin Power & Utilities
Corp. 331,110 2,185,964
*Allied Gold Corp. 44,305 1,393,392
*Allied Gold Corp. 114,440 3,631,420
AltaGas, Ltd. 131,427 3,986,048
Altius Minerals Corp. 66,645 2,121,183
Altus Group, Ltd. 91,875 3,134,531
*Americas Gold & Silver Corp. 368 2,731
Amerigo Resources, Ltd. 84,402 346,546
Andrew Peller, Ltd., Class A 23,572 91,040
ARC Resources, Ltd. 53,024 989,489
*Aritzia, Inc., Class B 173,773 13,773,257
Atco, Ltd., Class I 130,465 5,695,891
*Athabasca Oil Corp. 1,182,324 6,976,161
*ATS Corp. 5,786 164,670
#*ATS Corp. 170,110 4,861,542
#*Aurora Cannabis, Inc. 19,342 78,702
*AutoCanada, Inc. 23,419 481,818
*Avino Silver & Gold Mines,
Ltd. 2,023 18,196
*Avino Silver & Gold Mines,
Ltd. 214,068 1,924,471
*Aya Gold & Silver, Inc. 33,948 554,038
B2Gold Corp. 324,942 1,590,936
B2Gold Corp. 1,732,787 8,490,656
Badger Infrastructure
Solutions, Ltd. 65,542 3,726,381
#*Bausch Health Cos., Inc. 412,931 2,370,224
#*Bausch Health Cos., Inc. 4,388 25,308
Shares Value
CANADA — (Continued)
#Baytex Energy Corp. 937,081 $ 3,252,432
Birchcliff Energy, Ltd. 608,074 3,287,008
Bird Construction, Inc. 128,129 2,853,724
*Bitfarms, Ltd. 3,120 7,281
#*Bitfarms, Ltd. 405,497 948,863
Black Diamond Group, Ltd. 81,557 993,753
#*BlackBerry, Ltd. 165,277 591,953
#*BlackBerry, Ltd. 686,718 2,451,583
#Boralex, Inc., Class A 156,530 2,918,719
#BOYD GROUP, Inc. 42,125 6,942,389
*Bragg Gaming Group, Inc. 300 660
*Bragg Gaming Group, Inc. 14,894 31,575
Brookfield Infrastructure Corp. 145,911 6,981,841
Brookfield Infrastructure Corp. 6,000 288,535
BRP, Inc. 9,115 686,998
*CAE, Inc. 52,334 1,686,560
*CAE, Inc. 134,485 4,308,899
*Calfrac Well Services, Ltd. 27,556 101,543
Calian Group, Ltd. 16,774 835,015
Canaccord Genuity Group, Inc. 117,117 1,025,741
*Canada Goose Holdings, Inc. 48,634 591,389
*Canada Goose Holdings, Inc. 21,498 262,266
Canada Packers, Inc. 24,832 292,853
Canadian Tire Corp., Ltd.,
Class A 95,867 11,859,572
Canadian Utilities, Ltd., Class
A 77,375 2,518,123
*Canfor Corp. 128,765 1,363,579
#Capital Power Corp. 329,181 14,524,657
*Capstone Copper Corp. 1,102,995 12,291,249
Cardinal Energy, Ltd. 227,591 1,490,774
Cascades, Inc. 116,219 1,097,693
Centerra Gold, Inc. 506,925 8,538,906
CES Energy Solutions Corp. 361,862 3,794,587
*Cineplex, Inc. 22,314 158,850
*Cipher Pharmaceuticals, Inc. 12,247 132,314
Cogeco Communications, Inc. 37,384 1,811,847
Cogeco, Inc. 4,011 197,803
Colliers International Group,
Inc. 42,198 5,768,467
Colliers International Group,
Inc., Class B 8,900 1,222,859
Computer Modelling Group,
Ltd. 25,884 92,323
Corby Spirit and Wine, Ltd. 9,400 96,280
#*Cronos Group, Inc. 16,900 42,433
#*Cronos Group, Inc. 332,134 833,656
*D2L, Inc. 1,500 12,041
*D-BOX Technologies, Inc. 48,000 29,066
Definity Financial Corp. 163,296 8,036,071
*Descartes Systems Group,
Inc. (The) 47,453 3,547,586
Dexterra Group, Inc. 10,207 97,461
Doman Building Materials
Group, Ltd. 66,943 475,075
Dominion Lending Centres,
Inc., Class A 7,395 50,350
DPM Metals, Inc. 494,404 17,346,036

Dimensional International Small Cap ETF
continued
Shares Value
CANADA — (Continued)
DREAM Unlimited Corp.,
Class A 35,565 $ 515,031
Dye & Durham, Ltd. 24,805 76,385
Dynacor Group, Inc. 49,111 221,229
E-L Financial Corp., Ltd. 49,884 639,137
*Eldorado Gold Corp. 415,025 17,812,873
*Eldorado Gold Corp., Class B 5,143 221,876
*Electrovaya, Inc. 5,757 62,348
Element Fleet Management
Corp. 8,411 214,289
Empire Co., Ltd., Class A 182,720 6,001,836
Endeavour Mining PLC 164,242 9,016,542
#*Endeavour Silver Corp. 149,850 1,637,861
Enerflex, Ltd. 142,511 2,629,952
Enerflex, Ltd. 41,976 770,679
Enghouse Systems, Ltd. 54,811 757,312
*Ensign Energy Services, Inc. 61,164 142,279
EQB, Inc. 79,678 6,248,205
*Equinox Gold Corp. 309,669 4,428,267
*Equinox Gold Corp. 9,346 134,446
*ERO Copper Corp. 34,064 1,149,092
*ERO Copper Corp. 97,726 3,274,798
Evertz Technologies, Ltd. 36,556 390,356
Exchange Income Corp. 65,407 4,588,609
Exco Technologies, Ltd. 18,789 96,987
Extendicare, Inc. 150,756 2,581,717
#Fiera Capital Corp., Class A 121,949 534,931
Finning International, Inc. 296,026 18,666,810
*Firan Technology Group
Corp. 23,574 253,993
#First Majestic Silver Corp. 656,048 13,672,040
First Majestic Silver Corp. 213,288 4,465,321
FirstService Corp., Class WI 3,100 482,942
FirstService Corp., Class WI 26,144 4,059,117
*Foraco International SA 5,763 12,342
#*Fortuna Mining Corp. 645,909 6,316,990
*Fortuna Mining Corp. 106,988 1,052,380
*Galiano Gold, Inc. 2,400 6,345
*Galiano Gold, Inc. 32,312 85,950
Gamehost, Inc. 300 2,619
*GDI Integrated Facility
Services, Inc. 10,750 288,725
Gibson Energy, Inc. 361,617 7,159,437
#Gildan Activewear, Inc. 17,400 1,136,785
Gildan Activewear, Inc., Class
A 93,631 6,084,142
#*Global Atomic Corp. 8,933 5,145
*GoGold Resources, Inc. 925,469 2,180,147
*Haivision Systems, Inc. 39,404 244,720
Hammond Manufacturing Co.,
Ltd., Class A 2,811 21,049
#Hammond Power Solutions,
Inc., Class A 10,143 1,344,960
Headwater Exploration, Inc. 381,559 3,099,471
High Liner Foods, Inc. 26,653 305,078
*HLS Therapeutics, Inc. 4,000 13,263
Hudbay Minerals, Inc. 852,703 20,192,007
Hudbay Minerals, Inc., Class A 29,952 713,327
#*i-80 Gold Corp. 58,345 92,769
Shares Value
CANADA — (Continued)
*IAMGOLD Corp. 40,118 $ 732,058
*IAMGOLD Corp. 1,043,147 18,964,412
*Illumin Holdings, Inc. 41,646 30,754
Information Services Corp.,
Class A 6,478 208,574
*Interfor Corp. 51,049 383,391
ΩJamieson Wellness, Inc. 74,437 1,904,694
*Journey Energy, Inc. 6,306 16,252
*K92 Mining, Inc. 450,488 8,503,100
K-Bro Linen, Inc. 9,527 240,048
*Kelt Exploration, Ltd. 247,971 1,428,331
#Keyera Corp. 291,791 9,935,741
*Kinaxis, Inc. 200 20,308
*Knight Therapeutics, Inc. 116,916 500,766
*Kolibri Global Energy, Inc.,
Class R 16,084 64,733
Lassonde Industries, Inc.,
Class A 3,651 595,851
#Laurentian Bank of Canada 126,250 3,729,277
Leon's Furniture, Ltd. 35,082 712,961
#*Lightspeed Commerce, Inc. 18,936 205,560
#*Lightspeed Commerce, Inc. 160,277 1,730,992
Linamar Corp. 74,012 4,717,879
Lundin Mining Corp.,
Registered 4,650 117,954
Magellan Aerospace Corp. 5,884 90,466
Mainstreet Equity Corp. 6,982 900,341
*Major Drilling Group
International, Inc. 117,589 1,297,330
Maple Leaf Foods, Inc. 162,538 3,028,345
Martinrea International, Inc. 105,574 757,024
*Mattr Corp. 18,064 109,653
*MDA Space, Ltd. 353,045 10,019,215
Medical Facilities Corp. 25,185 282,137
Melcor Developments, Ltd. 585 7,007
Meren Energy, Inc. 181,979 286,242
Methanex Corp. 135,048 6,444,491
Methanex Corp. 661 31,714
Morguard Corp. 3,840 334,616
MTY Food Group, Inc. 30,074 941,874
Mullen Group, Ltd. 203,338 2,414,559
Neo Performance Materials,
Inc. 94,978 1,343,853
#*New Gold, Inc. 97,542 985,396
*New Gold, Inc. 1,671,950 16,769,658
*NFI Group, Inc. 141,225 1,724,965
North American Construction
Group, Ltd. 15,512 231,904
#North West Co., Inc. (The) 107,417 3,855,954
Northland Power, Inc. 739,065 10,244,249
*NuVista Energy, Ltd. 417,740 5,750,230
#*Obsidian Energy, Ltd. 68,183 491,599
OceanaGold Corp. 430,624 14,030,300
#Open Text Corp. 268,458 6,853,733
#Open Text Corp. 49,994 1,284,046
OR Royalties, Inc. 166,242 6,556,584
*Orezone Gold Corp. 232,460 429,162
*Organigram Global, Inc. 115,892 173,838
Orla Mining, Ltd. 191,650 2,906,983

Dimensional International Small Cap ETF
continued
Shares Value
CANADA — (Continued)
Orla Mining, Ltd. 95,073 $ 1,434,652
Paramount Resources, Ltd.,
Class A 109,775 2,081,765
Parex Resources, Inc. 179,847 2,682,797
Pason Systems, Inc. 141,712 1,263,127
#Pet Valu Holdings, Ltd. 119,927 2,417,758
Peyto Exploration &
Development Corp. 508,515 9,215,344
PHX Energy Services Corp. 22,154 136,934
Pine Cliff Energy, Ltd. 81,000 46,058
Pizza Pizza Royalty Corp. 39,525 457,961
Polaris Renewable Energy,
Inc. 32,964 296,741
Pollard Banknote, Ltd. 4,127 57,571
*Precision Drilling Corp. 8,603 689,943
*Precision Drilling Corp. 9,575 763,511
#Premium Brands Holdings
Corp. 90,034 6,223,227
*Profound Medical Corp. 908 6,846
Pulse Seismic, Inc. 276 781
*Quarterhill, Inc. 129,990 87,354
Quebecor, Inc., Class B 278,889 10,229,603
*Real Matters, Inc. 30,387 139,576
Richelieu Hardware, Ltd. 77,888 2,342,133
Rogers Sugar, Inc. 151,380 689,742
*Roots Corp. 120 274
Russel Metals, Inc. 133,143 4,744,046
*Sangoma Technologies Corp. 15,514 72,406
Saputo, Inc. 112,151 3,402,255
Savaria Corp. 80,971 1,417,135
Secure Waste Infrastructure
Corp. 333,059 4,321,417
Sienna Senior Living, Inc. 188,923 2,959,094
*Source Energy Services, Ltd. 9,100 116,257
South Bow Corp. 236,732 6,723,189
*Spartan Delta Corp. 19,506 131,946
ΩSpin Master Corp. 35,834 492,464
Sprott, Inc. 6,169 760,607
Sprott, Inc. 29,654 3,637,953
*SSR Mining, Inc. 556,154 12,748,233
Stella-Jones, Inc. 92,123 6,211,151
*Steppe Gold, Ltd. 58,000 85,663
StorageVault Canada, Inc.,
Class B 283,121 1,037,020
Strathcona Resources, Ltd. 46,509 892,984
*SunOpta, Inc. 14,537 66,579
Superior Plus Corp. 426,888 2,301,283
Supremex, Inc. 271 738
Surge Energy, Inc. 114,453 623,759
Sylogist, Ltd., Class A 10,560 31,505
Taiga Building Products, Ltd. 188 486
*Talon Metals Corp. 840 3,691
Tamarack Valley Energy, Ltd. 1,101,239 7,489,873
*Taseko Mines, Ltd. 153,606 1,170,478
*Taseko Mines, Ltd. 115,877 885,668
*Telesat Corp. 11,730 343,372
TELUS Corp. 2,206 30,952
*TerrAscend Corp. 43,700 27,753
#TerraVest Industries, Inc. 12,844 1,337,942
Shares Value
CANADA — (Continued)
TFI International, Inc. 1,010 $ 108,625
*Tidewater Midstream and
Infrastructure, Ltd. 68 288
#*Tilray Brands, Inc. 3,798 28,333
#*Tilray Brands, Inc. 21,569 162,148
TMX Group, Ltd. 9,725 361,020
Torex Gold Resources, Inc. 144,230 6,980,640
Toromont Industries, Ltd. 48,744 6,243,508
Total Energy Services, Inc. 37,092 451,683
TransAlta Corp. 508,156 6,494,234
TransAlta Corp., Class A 7,392 94,983
#*Transat AT, Inc., Class B 52,600 100,216
Transcontinental, Inc., Class A 148,798 2,538,296
*<Trevali Mining Corp. 404 –
Trican Well Service, Ltd. 376,993 1,946,004
Triple Flag Precious Metals
Corp. 93,082 3,138,725
#Triple Flag Precious Metals
Corp. 15,494 525,296
*Trisura Group, Ltd. 74,193 2,275,402
*Valeura Energy, Inc. 88,628 661,037
Vecima Networks, Inc. 1,891 14,090
Vermilion Energy, Inc. 321,450 3,111,636
Vermilion Energy, Inc. 1,192 11,584
VersaBank 1,000 15,611
VersaBank 7,772 120,544
#*<Victoria Gold Corp. 14,800 984
*Viemed Healthcare, Inc. 5,448 41,786
*Vitalhub Corp. 13,234 82,386
Wajax Corp. 10,945 228,494
*Wall Financial Corp. 10 118
*Well Health Technologies
Corp. 574,220 1,679,217
*Wesdome Gold Mines, Ltd. 352,588 5,803,778
West Fraser Timber Co., Ltd. 20,614 1,415,571
#West Fraser Timber Co., Ltd. 34,743 2,375,031
Westshore Terminals
Investment Corp. 57,130 1,224,742
Whitecap Resources, Inc. 622,354 5,675,868
Whitecap Resources, Inc. 937,868 8,601,943
Winpak, Ltd. 36,958 1,173,846
*Xtract One Technologies, Inc. 4,734 2,063
Yellow Pages, Ltd. 636 5,495
TOTAL CANADA 711,448,165
DENMARK — (2.2%)
AL Sydbank 101,927 9,279,819
*ALK-Abello A/S 178,622 5,907,399
Alm Brand A/S 1,147,694 3,190,477
#Ambu A/S, Class B 314,155 4,258,999
*Bang & Olufsen A/S 162,170 301,233
*Bavarian Nordic A/S 118,752 3,632,254
#*Bioporto A/S 21,781 3,331
#cBrain A/S 3,568 46,211
Chemometec A/S 34,302 3,330,636
Columbus A/S 50,812 80,785
D/S Norden A/S 32,230 1,462,293
#*Demant A/S 101,326 3,557,677
*DFDS A/S 22,701 357,483

Dimensional International Small Cap ETF
continued
Shares Value
DENMARK — (Continued)
FLSmidth & Co. A/S 74,043 $ 6,387,288
#Foroya Banki P/F 2,059 99,716
#*GN Store Nord A/S 239,267 4,232,875
#GronlandsBANKEN A/S 4 746
H Lundbeck A/S, Class A 46,056 270,370
H Lundbeck A/S, Class A 369,746 2,480,995
#*H+H International A/S, Class
B 20,685 307,447
#Harboes Bryggeri A/S, Class
B 744 14,105
ISS A/S 245,430 9,344,576
Jeudan A/S 1,399 45,243
Jyske Bank A/S, Registered 70,957 10,371,351
#Matas A/S 42,246 650,125
MT Hoejgaard Holding A/S 3,849 337,857
Ω#*Netcompany Group A/S 80,100 4,244,131
*Nilfisk Holding A/S, Class B 19,684 437,757
*NKT A/S 84,236 11,084,390
Ω*NNIT A/S 3,576 26,092
#*NTG Nordic Transport
Group A/S 20,459 628,385
Pandora A/S 1,160 94,061
Per Aarsleff Holding A/S 36,483 5,224,976
Ringkjoebing Landbobank A/S 38,236 9,685,089
ROCKWOOL A/S, Class A 28,720 978,883
ROCKWOOL A/S, Class B 138,939 4,726,697
Royal Unibrew A/S 77,347 7,282,240
*RTX A/S 98 1,788
ΩScandinavian Tobacco
Group A/S 67,233 1,047,503
Schouw & Co. A/S 15,270 1,617,688
#Solar A/S, Class B 4,416 156,880
#SP Group A/S 12,300 717,167
Sparekassen Sjaelland-Fyn
A/S 18,849 1,121,535
TCM Group A/S 789 8,472
Tivoli A/S 291 28,649
TORM PLC, Class A 56,823 1,400,388
*Trifork Group AG 758 11,351
UIE PLC 3,046 182,453
TOTAL DENMARK 120,657,866
FINLAND — (2.3%)
#*Afarak Group SE 8,843 3,787
Aktia Bank OYJ 37,780 552,825
Alandsbanken Abp, Class B 195 10,973
Alma Media OYJ 1,532 25,151
Anora Group OYJ 30,542 156,420
Aspo OYJ 646 5,841
Atria OYJ, Class A 1,987 37,467
Bittium OYJ 4,530 202,632
*Citycon OYJ 14,915 67,461
Digia OYJ 56 424
#Elisa OYJ 192,543 8,511,858
*Endomines Finland OYJ 1,871 72,563
ΩEnento Group OYJ 13,014 239,664
eQ OYJ 732 9,492
Evli OYJ, Class B 16 501
#*Finnair OYJ 16,057 56,543
Shares Value
FINLAND — (Continued)
#Fiskars OYJ Abp 19,631 $ 284,453
F-Secure OYJ 33,752 75,809
Gofore OYJ 2,592 41,012
Harvia OYJ 17,965 876,258
Hiab OYJ, Class B 54,396 3,242,094
#*HKFoods OYJ, Class A 1,545 3,079
Huhtamaki OYJ 172,112 6,064,809
Kalmar OYJ, Class B 20,545 1,054,405
Kemira OYJ 142,535 3,362,522
#*Kempower OYJ 7,271 139,784
Kesko OYJ, Class A 1,738 43,627
Kesko OYJ, Class B 457,931 11,625,601
*Kojamo OYJ 200,082 2,268,412
Konecranes OYJ 95,029 11,231,687
*Lassila & Tikanoja OYJ 12,794 114,153
*Lindex Group OYJ 75,598 221,691
Luotea PLC 12,794 43,987
Mandatum OYJ 927,664 7,592,767
Marimekko OYJ 28,019 428,662
#Metsa Board OYJ 86,189 268,437
#Metsa Board OYJ 28 160
#Metso OYJ 613,610 12,055,687
#NoHo Partners OYJ 4,573 43,522
#Nokian Renkaat OYJ 200,449 2,582,577
Olvi OYJ, Class A 14,492 576,694
#Oma Saastopankki OYJ 1,057 16,121
#*Optomed Oy 13,372 62,678
Oriola OYJ, Class B 129,429 179,536
Orion OYJ, Class A 6,126 504,317
Orion OYJ, Class B 180,077 14,921,082
Outokumpu OYJ 734,692 4,162,130
Pihlajalinna OYJ 2,534 43,410
Ponsse OYJ 172 5,238
Puuilo OYJ 141,730 2,075,586
#*QT Group OYJ 10,606 335,120
Raisio OYJ, Class V 130,163 424,286
Revenio Group OYJ 14,522 346,387
Sampo OYJ, Class A 135,600 1,516,027
Sanoma OYJ 105,246 1,208,242
Scanfil OYJ 16,111 216,582
Siili Solutions OYJ 20 108
*SRV Group OYJ 36 231
#Stora Enso OYJ, Class R 887,257 10,278,747
*Suominen OYJ 124 228
Taaleri PLC 28,263 257,554
ΩTerveystalo OYJ 152,284 1,837,017
#TietoEVRY OYJ 180,572 3,935,472
#Tokmanni Group Corp. 44,010 403,670
Vaisala OYJ, Class A 16,768 837,821
#Valmet OYJ 221,206 7,613,183
#*YIT OYJ 164,007 602,115
TOTAL FINLAND 125,978,379
FRANCE — (5.4%)
*74Software SA 277 12,028
ABC arbitrage 21,075 137,144
#Aeroports de Paris SA 5,648 749,188
*Air France-KLM 13,888 178,602
AKWEL SADIR, Class B 3,768 35,502

Dimensional International Small Cap ETF
continued
Shares Value
FRANCE — (Continued)
*Alstom SA 573,211 $ 18,425,565
Alten SA 55,283 5,432,411
Ω#*Aramis Group SAS 1,981 10,864
Arkema SA 73,090 4,421,502
Assystem SA 1,623 91,617
Aubay 1,490 106,178
ΩAyvens SA 368,067 5,363,940
*Bastide le Confort Medical 4,045 111,883
#Beneteau SACA 48,078 453,566
Bonduelle SCA 31,277 392,925
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 383
Carrefour SA 897,568 14,778,297
CBo Territoria 132 584
*Cegedim SA 4,782 75,947
Cie des Alpes 27,829 860,780
*Claranova SE, Registered 52,827 79,060
*Clariane SE 327,085 1,482,540
Coface SA 212,743 3,902,659
Derichebourg SA 156,356 1,480,637
#Edenred SE 260,957 5,485,629
Eiffage SA, Class P 30,903 4,593,649
Electricite de Strasbourg SA,
Class B 860 223,036
Ω*Elior Group SA 289,332 981,673
Elis SA 276,682 8,064,323
*Emeis SA 73,445 1,190,037
Equasens 2,046 96,388
Eramet SA 14,658 1,286,921
Etablissements Maurel et
Prom SA 101,434 793,415
*Euroapi SA 103,117 259,823
Eurofins Scientific SE 75,502 6,120,424
#*Eutelsat Communications
SACA 142,411 387,125
#*Exail Technologies SA 242 31,841
Exel Industries SA, Class A 4 184
Exosens SAS 16,490 1,057,378
FDJ UNITED 153,399 4,076,868
*FIGEAC-AERO 7,514 96,095
#Fnac Darty SA 15,014 634,083
*Forvia SE 255,550 4,196,945
Gaztransport Et Technigaz SA 66,931 14,451,898
#*Genfit SA 12,716 84,715
Getlink SE 159,775 3,176,188
GL Events SACA 18,093 693,086
Groupe Crit SA 12 908
#*Guerbet 4,456 72,731
Haulotte Group SA 146 387
*ID Logistics Group SACA 8,151 3,975,719
Imerys SA 109,022 3,403,290
#Infotel SA 5,238 271,690
*Innate Pharma SA 23,277 42,867
Interparfums SA 31,409 958,808
Ipsen SA 43,679 7,150,099
IPSOS SA 66,156 2,820,709
Jacquet Metals SACA 16,258 448,721
JCDecaux SE 113,690 2,254,648
Shares Value
FRANCE — (Continued)
Kaufman & Broad SA 20,425 $ 762,979
#*La Francaise De L'energie
SACA 1,084 43,910
*Latecoere SACA 428,412 8,715
Laurent-Perrier 98 10,540
Lectra 3,001 80,686
Linedata Services 4 202
LISI SA 20,573 1,309,400
LNA Sante SA 2,077 57,572
*Lumibird 1,375 38,604
Maison Pommery & Associes
SA 12 164
Ω*Maisons du Monde SA 13,831 26,327
Manitou BF SA 14,614 386,830
Mersen SA 26,777 823,462
Metropole Television SA 51,153 735,121
Neurones 1,018 48,806
Nexans SA 62,747 9,920,622
#*Nexity SA 73,580 835,958
North Atlantic Energies 5,364 299,921
NRJ Group 1,748 15,097
Oeneo SA 230 2,528
Opmobility 78,850 1,516,815
*OSE Immuno 6,434 36,373
#*OVH Groupe SA 31,724 376,085
*Pierre Et Vacances SA 165,419 356,586
Pluxee NV 120,182 1,597,032
Quadient SA 34,812 660,143
#Remy Cointreau SA 44,946 2,143,087
Renault SA 265,299 10,061,781
Rexel SA 401,582 16,979,020
Robertet SA, Class A 855 860,513
Rubis SCA 156,083 6,350,423
Savencia SA 969 68,936
SCOR SE 329,694 10,786,106
#SEB SA 14,575 826,040
#Seche Environnement SACA 4,112 384,011
SES SA, Class A 679,139 5,590,951
Ω*SMCP SA 59,144 432,016
Societe BIC SA 36,735 2,377,387
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 19 2,972
Societe LDC SADIR 6,895 775,152
#Sodexo SA 106,941 5,488,395
*Solutions 30 SE 1,135 1,233
Sopra Steria Group 24,261 4,450,553
SPIE SA 235,754 12,957,523
Stef SA 3,690 549,606
#Sword Group 5,682 246,726
Synergie SE 515 18,809
Technip Energies NV 238,656 9,380,659
Teleperformance SE 113,674 7,383,712
Television Francaise 1 SA 79,335 769,679
Thermador Groupe 5,686 532,357
Trigano SA 17,841 3,569,983
#*Ubisoft Entertainment SA 203,931 1,060,437
Valeo SE 508,844 7,155,222

Dimensional International Small Cap ETF
continued
Shares Value
FRANCE — (Continued)
Vallourec SACA 335,470 $ 7,127,810
Vetoquinol SA 4,727 488,682
Vicat SACA 35,211 3,275,715
VIEL & Cie SA 15,235 327,145
Virbac SACA 5,123 2,142,252
*Viridien 26,811 4,053,961
Vivendi SE 1,543,874 4,323,538
#*Voltalia SA, Registered 45,072 380,703
Vusion 13,303 2,074,786
Wavestone 3,351 240,388
Ω*X-Fab Silicon Foundries SE 39,449 240,520
TOTAL FRANCE 293,795,370
GERMANY — (6.2%)
1&1 AG 32,914 1,053,304
*7C Solarparken AG 53,130 106,945
Adesso SE 4,532 438,330
Adtran Networks SE 6,532 172,512
AIXTRON SE 144,745 3,334,587
All for One Group SE 2,054 97,986
Allgeier SE 249 6,635
Alzchem Group AG 15,213 2,797,984
Atoss Software SE 13,389 1,553,008
ΩAumann AG 2,908 48,572
#Aurubis AG 35,660 6,804,663
*Auto1 Group SE 300 9,957
*Basler AG 1,338 25,659
#Bechtle AG 145,867 7,607,615
ΩBefesa SA 74,208 2,734,973
Bijou Brigitte AG 4,660 240,046
Bilfinger SE 43,122 6,079,085
#Borussia Dortmund GmbH &
Co. KGaA 106,920 414,665
#Brenntag SE 209,782 12,827,803
#CANCOM SE 42,033 1,422,635
Carl Zeiss Meditec AG, Class
BR 43,668 1,454,596
*CECONOMY AG 171,282 908,798
*CENIT AG 763 6,372
Cewe Stiftung & Co. KGAA 7,425 892,152
#CTS Eventim AG & Co.
KGaA 75,338 6,358,980
Ω*Delivery Hero SE, Class A 31,726 890,734
#Dermapharm Holding SE 19,771 819,695
Deutsche Wohnen SE 36,825 917,799
Deutz AG 178,823 2,303,949
Draegerwerk AG & Co. KGaA 1,888 159,471
Duerr AG 103,814 2,778,813
ΩDWS Group GmbH & Co.
KGaA 61,442 4,517,257
Eckert & Ziegler SE 98,422 1,752,810
*EDAG Engineering Group AG 90 404
Elmos Semiconductor SE 15,030 2,063,411
ElringKlinger AG 41,801 211,845
#Energiekontor AG 7,312 333,597
Evonik Industries AG 483,178 7,530,077
#*Evotec SE 259,797 1,921,789
Fabasoft AG 2,056 37,667
Fielmann Group AG 25,123 1,237,351
Shares Value
GERMANY — (Continued)
flatexDEGIRO SE 170,135 $ 8,330,863
FORTEC Elektronik AG 12 210
*Fraport AG Frankfurt Airport
Services Worldwide 65,549 6,090,291
Freenet AG 230,831 8,342,628
#Fresenius Medical Care AG 13,551 611,148
Friedrich Vorwerk Group SE 24,055 2,586,990
FUCHS SE 14,745 522,736
GEA Group AG 207,044 14,877,177
Gesco SE 2,211 39,586
#GFT Technologies SE 24,361 604,258
*Grand City Properties SA 80,644 906,619
Hawesko Holding SE 104 2,511
*Heidelberger Druckmaschinen
AG 410,344 899,205
#*HelloFresh SE 308,475 2,039,668
#Hensoldt AG 116,329 11,576,436
*HomeToGo SE, Class A 5,553 10,768
Hornbach Holding AG & Co.
KGaA 22,000 2,112,113
HUGO BOSS AG 109,142 4,544,446
#*Hypoport SE 2,097 246,227
Indus Holding AG 24,695 944,519
Init Innovation in Traffic
Systems SE 3,962 226,244
ΩInstone Real Estate Group
SE 44,899 458,829
*IONOS Group SE 5,164 167,407
IVU Traffic Technologies AG 5,043 125,988
Jenoptik AG 106,185 3,367,784
ΩJOST Werke SE 17,346 1,293,862
#K+S AG, Registered 320,084 5,262,510
KION Group AG 125,182 8,890,725
#Kloeckner & Co. SE 135,057 1,770,597
*Koenig & Bauer AG 11,112 122,941
#Kontron AG 98,307 2,741,341
Krones AG 15,263 2,465,816
KWS Saat SE & Co. KGaA 14,131 1,259,145
LANXESS AG 99,154 2,059,565
LEG Immobilien SE,
Registered 148,564 10,745,784
#*LPKF Laser & Electronics
SE 9,112 84,661
#*Medios AG 1,539 29,294
MLP SE 79,941 700,903
#Mutares SE & Co. KGaA 21,973 850,866
#Nagarro SE 12,017 1,015,737
#Nemetschek SE 51,045 4,490,682
*Nordex SE 202,973 8,161,611
#Norma Group SE 58,443 1,019,266
*Pentixapharm Holding AG 16,864 37,998
Pfeiffer Vacuum Technology
AG 873 170,325
#PNE AG 961 11,307
ProCredit Holding AG 31,617 320,465
*PSI Software SE, Registered 1,339 71,683
#Puma SE 11,122 286,326
*PVA TePla AG 28,662 906,322
*q.beyond AG 21,858 21,063

Dimensional International Small Cap ETF
continued
Shares Value
GERMANY — (Continued)
#QIAGEN NV 64,536 $ 3,425,726
QIAGEN NV 238,409 12,795,411
#Rational AG 7,944 6,407,519
#RENK Group AG 124,588 8,011,113
#RTL Group SA 68,401 2,998,616
SAF-Holland SE 1,262 25,493
Salzgitter AG 31,113 1,680,423
Schaeffler AG 351,493 4,171,099
Schloss Wachenheim AG 12 204
Schott Pharma AG & Co.
KGaA 21,379 365,227
ΩScout24 SE 57,808 5,780,250
#Secunet Security Networks
AG 351 99,381
#*SFC Energy AG, Class BR 4,112 68,975
*SGL Carbon SE, Registered 12,510 61,093
#Siltronic AG 23,548 1,473,536
Sixt SE 32,504 2,561,791
#*SMA Solar Technology AG 22,388 982,794
Stabilus SE 12,361 285,283
STRATEC SE 6,339 168,546
Stroeer SE & Co. KGaA 72,283 2,902,224
Suedzucker AG 144,072 1,656,542
#SUSS MicroTec SE 35,267 2,088,548
#Symrise AG, Class A 104,668 8,848,305
#TAG Immobilien AG 381,616 6,487,536
Takkt AG 23,803 102,509
Ω#*TeamViewer SE 28,015 188,638
Technotrans SE 2,673 105,892
thyssenkrupp AG 1,228,572 16,501,199
*Tkms AG& Co. KGaA 54,517 6,411,056
*TUI AG 990,670 10,625,854
United Internet AG 161,655 5,288,625
#*Verbio SE 17,104 507,476
Vossloh AG 15,469 1,494,305
#Wacker Chemie AG 19,434 1,587,171
#Wacker Neuson SE 37,717 867,790
Washtec AG 6,069 347,283
*Westwing Group SE 7,419 126,654
Wuestenrot &
Wuerttembergische AG 31,323 559,699
Ω#*Zalando SE 351,008 10,163,857
Zeal Network SE 3,233 186,923
TOTAL GERMANY 337,710,543
HONG KONG — (1.7%)
*<Aidigong Maternal & Child
Health, Ltd. 3,933 126
Analogue Holdings, Ltd. 2,000 256
ASMPT, Ltd. 474,200 6,308,742
Bank of East Asia, Ltd. (The) 1,082,211 2,067,504
*Bright Smart Securities &
Commodities Group, Ltd. 2,166,000 2,454,524
#Cafe de Coral Holdings, Ltd. 544,000 327,388
*Central New Energy Holding
Group, Ltd. 134,000 138,295
*Chia Tai Enterprises
International, Ltd. 11,500 9,881
Shares Value
HONG KONG — (Continued)
Chow Sang Sang Holdings
International, Ltd. 612,000 $ 1,148,818
CITIC Telecom International
Holdings, Ltd. 2,597,000 854,615
*CK Life Sciences Int'l
Holdings, Inc. 1,922,000 206,727
C-Mer Medical Holdings, Ltd. 672,000 131,652
#*Cowell e Holdings, Inc. 514,000 1,992,896
ΩCrystal International Group,
Ltd. 890,000 837,612
CTF Services, Ltd. 876,200 1,025,451
Dah Sing Banking Group, Ltd. 607,600 866,700
Dah Sing Financial Holdings,
Ltd. 256,400 1,241,010
*Deep Source Holdings, Ltd. 7,840,000 833,220
Dream International, Ltd. 29,500 33,543
Emperor Watch & Jewellery,
Ltd. 4,530,000 171,114
Fairwood Holdings, Ltd. 500 289
*Far East Consortium
International, Ltd. 1,918,900 203,937
First Pacific Co., Ltd. 2,620,000 2,046,429
*First Shanghai Investments,
Ltd. 840,000 29,041
Ω#*FIT Hon Teng, Ltd. 1,980,000 1,244,836
Ω*Frontage Holdings Corp. 162,000 21,988
FSE Lifestyle Services, Ltd. 54,000 39,343
Giordano International, Ltd. 1,400,000 263,519
*GR Life Style Co., Ltd. 126,000 36,946
Great Eagle Holdings, Ltd. 294,031 608,039
Guoco Group, Ltd. 2,000 18,272
Guotai Junan International
Holdings, Ltd. 3,192,000 1,091,289
Hang Lung Group, Ltd. 942,000 2,030,022
Hang Lung Properties, Ltd. 5,700,575 6,890,588
#*Hao Tian International
Construction Investment
Group, Ltd. 17,144,000 188,789
*HKR International, Ltd. 800 126
Hong Kong Technology
Venture Co., Ltd. 797,678 146,059
*Hongkong & Shanghai Hotels,
Ltd. (The) 267,000 214,360
Ω*Honma Golf, Ltd. 500 199
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,810,000 268,845
Hysan Development Co., Ltd. 787,000 2,160,554
IGG, Inc. 1,095,000 517,376
ΩImpro Precision Industries,
Ltd. 286,000 234,741
*ITC Properties Group, Ltd. 103,000 14,771
Jacobson Pharma Corp., Ltd. 634,000 100,665
JBM Healthcare, Ltd. 239,018 82,022
Johnson Electric Holdings, Ltd. 762,719 2,634,949
Karrie International Holdings,
Ltd. 316,000 99,538
Kerry Properties, Ltd. 670,000 2,034,957
KLN Logistics Group, Ltd. 589,500 532,910

Dimensional International Small Cap ETF
continued
Shares Value
HONG KONG — (Continued)
Kowloon Development Co.,
Ltd. 205,188 $ 129,266
Luk Fook Holdings
International, Ltd. 537,000 2,209,967
#Man Wah Holdings, Ltd. 2,085,600 1,292,534
#*Melco International
Development, Ltd. 1,593,999 863,364
*Midland Holdings, Ltd., Class
B 800,000 311,408
#Modern Dental Group, Ltd. 410,000 309,218
*Modern Innovative Digital
Technology Co., Ltd. 784,000 11,846
#*Mongolian Mining Corp. 942,000 1,654,896
NagaCorp, Ltd. 1,211,112 713,358
Nameson Holdings, Ltd. 176,000 23,663
#*New World Development
Co., Ltd. 1,659,000 2,417,432
#Nissin Foods Co., Ltd. 251,000 234,619
*Novautek Technologies
Group, Ltd. 90,000 2,466
Orbusneich Medical Group
Holdings, Ltd. 37,500 17,910
Oriental Watch Holdings 578,000 252,376
#Pacific Basin Shipping, Ltd. 12,863,000 5,056,457
Pacific Textiles Holdings, Ltd. 1,568,000 246,954
PAX Global Technology, Ltd. 2,120,000 1,338,284
PCCW, Ltd. 3,143,000 2,346,273
Pico Far East Holdings, Ltd. 174,000 62,607
Plover Bay Technologies, Ltd. 304,000 271,314
Public Financial Holdings, Ltd. 2,000 384
#Sa Sa International Holdings,
Ltd. 718,000 54,243
ΩSamsonite Group SA 1,384,500 3,506,589
Shangri-La Asia, Ltd. 1,296,000 808,164
*Shenwan Hongyuan HK, Ltd. 505,000 88,589
*Shun Tak Holdings, Ltd. 1,422,000 121,994
*Sinohope Technology
Holdings, Ltd. 476,000 154,813
#*SJM Holdings, Ltd. 3,288,249 1,010,512
SmarTone
Telecommunications Holdings,
Ltd. 409,500 256,406
Stella International Holdings,
Ltd. 838,000 1,549,448
#SUNeVision Holdings, Ltd. 1,185,000 1,016,620
Tai Hing Group Holdings, Ltd. 2,000 274
*Television Broadcasts, Ltd. 408,800 159,129
Texhong International Group,
Ltd. 389,500 278,296
*TOM Group, Ltd. 2,000 103
*Tongda Group Holdings, Ltd. 163,200 77,737
Transport International
Holdings, Ltd. 127,085 168,911
Truly International Holdings,
Ltd. 470,000 61,987
United Laboratories
International Holdings, Ltd.
(The) 1,922,000 2,928,640
Shares Value
HONG KONG — (Continued)
*Unity Group Holdings
International, Ltd. 1,222,000 $ 40,683
#Vitasoy International
Holdings, Ltd. 758,000 678,441
*Viva Goods Company, Ltd. 1,408,000 115,385
#*Vobile Group, Ltd. 803,000 497,653
VSTECS Holdings, Ltd. 1,782,000 1,770,660
VTech Holdings, Ltd. 263,400 2,055,678
Wynn Macau, Ltd., Class B 2,265,600 1,679,684
*Xingye Alloy Materials Group,
Ltd. 1,000 132
#Xinyi Glass Holdings, Ltd. 3,882,615 5,080,903
Yee Hop Holdings, Ltd. 710,000 135,460
YesAsia Holdings, Ltd. 158,000 71,416
#Yue Yuen Industrial Holdings,
Ltd. 1,223,500 2,722,823
*Yunfeng Financial Group, Ltd. 144,000 59,741
*Zo Future Group 234,000 67,117
TOTAL HONG KONG 91,390,300
IRELAND — (0.2%)
Cairn Homes PLC 1,364,992 3,393,887
FBD Holdings PLC 9,849 189,814
Glanbia PLC 263,904 5,095,484
Ω*Glenveagh Properties PLC 642,704 1,497,079
Irish Continental Group PLC 37,051 281,217
Kerry Group PLC, Class A 2,290 203,778
*Permanent TSB Group
Holdings PLC 115,005 424,130
TOTAL IRELAND 11,085,389
ISRAEL — (1.0%)
*Accel Solutions Group, Ltd. 43,374 25,726
Ackerstein Group, Ltd. 45,797 117,175
Afcon Holdings, Ltd. 448 46,650
*AFI Properties, Ltd. 80 6,130
Africa Israel Residences, Ltd. 7,616 715,910
*Alarum Technologies, Ltd. 16,213 12,434
*Alarum Technologies, Ltd.,
ADR 257 1,922
*Allot, Ltd., Registered 7,981 82,098
Alrov Properties and Lodgings,
Ltd., Registered 48 3,973
Altshuler Shaham Finance,
Ltd. 93,825 190,328
Analyst IMS Investment
Management Services, Ltd. 11,618 589,095
Arad, Ltd. 11,695 196,746
*Argo Properties NV 27,990 1,134,852
*Ashdod Refinery, Ltd. 3,181 65,495
#Atreyu Capital Markets, Ltd. 4,493 120,089
AudioCodes, Ltd. 30,630 255,760
AudioCodes, Ltd. 4,309 36,029
Automatic Bank Services, Ltd. 24,184 182,648
*Avgol Industries 1953, Ltd. 1,020 429
#Ayalon Holdings, Ltd. 24,617 748,690
Azorim-Investment
Development & Construction
Co., Ltd. 82,641 530,813

Dimensional International Small Cap ETF
continued
Shares Value
ISRAEL — (Continued)
*Bet Shemesh Engines
Holdings 1997, Ltd. 7,167 $ 1,818,188
Blue Square Real Estate, Ltd. 5,850 856,753
*Carasso Motors, Ltd. 56,559 681,914
#Carasso Real Estate, Ltd. 11,843 130,716
Castro Model, Ltd. 2,017 91,308
Cellcom Israel, Ltd. 78,080 934,817
Danel Adir Yeoshua, Ltd. 8,215 1,257,610
Danya Cebus, Ltd. 17,180 804,409
Delek Automotive Systems,
Ltd. 91,201 684,659
Delta Galil, Ltd. 7,346 401,244
Delta Israel Brands, Ltd. 6,968 331,445
Diplomat Holdings, Ltd. 8,913 150,578
*Doral Group Renewable
Energy Resources, Ltd. 87,797 1,237,238
Duniec Brothers, Ltd. 5,104 446,749
El Al Israel Airlines – 2
Electra Consumer Products
1970, Ltd. 19,037 612,000
#*Electra Real Estate, Ltd. 10,191 187,701
#*Electreon Wireless, Ltd. 6,279 145,170
*Enlight Renewable Energy,
Ltd. 1 34
*Equital, Ltd. 3,217 151,452
FMS Enterprises Migun, Ltd. 1,776 154,130
Fox Wizel, Ltd. 13,935 1,411,356
*Gilat Satellite Networks, Ltd. 102,301 1,999,080
#*Hagag Group Real Estate
Development 42,510 343,612
Hamat Group, Ltd. 2,272 12,535
Hilan, Ltd. 900 72,107
IDI Insurance Co., Ltd. 16,443 1,297,711
#Inrom Construction
Industries, Ltd. 230,926 1,509,418
Israel Canada T.R, Ltd., Class
A 150,321 852,195
#Israel Shipyards Industries,
Ltd. 4,932 283,274
*Israir Group, Ltd. 110,118 59,256
Isras Investment Co., Ltd. 1,802 574,000
Issta, Ltd. 15,689 562,497
Kamada, Ltd. 3,095 26,059
Kamada, Ltd. 31,434 261,531
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 95,902 187,218
Klil Industries, Ltd. 192 12,096
Kvutzat Acro, Ltd. 39,816 557,223
#Lahav L.R. Real Estate, Ltd. 62,480 192,308
Land Development Nimrodi
Group, Ltd. 32,254 387,520
Lapidoth Capital, Ltd. 16,465 517,755
Libra Insurance Co., Ltd. 32,942 193,363
M Yochananof & Sons, Ltd. 7,266 868,515
#Magic Software Enterprises,
Ltd. 45,759 1,175,549
Magic Software Enterprises,
Ltd. 5,787 151,304
Shares Value
ISRAEL — (Continued)
*Malam - Team, Ltd. 9,550 $ 406,054
Max Stock, Ltd. 130,873 1,186,598
Mediterranean Towers, Ltd. 97,951 489,374
Meitav Investment House, Ltd. 42,046 1,643,527
*Meshek Energy Renewable
Energies, Ltd. 439,107 1,527,440
Meshulam Levinstein
Contracting & Engineering,
Ltd. 3,306 669,703
*Naphtha Israel Petroleum
Corp., Ltd. 19,820 171,879
*Nayax, Ltd. 11,086 625,256
Neto Malinda Trading, Ltd. 19,311 1,119,143
*Neto ME Holdings, Ltd. 2,345 203,511
#*Nexxen International, Ltd. 8,943 55,268
Oil Refineries, Ltd. 4,307,698 1,421,774
One Software Technologies,
Ltd. 13,103 378,623
*OY Nofar Energy, Ltd. 32,624 1,639,434
Palram Industries 1990, Ltd. 23,200 425,954
Partner Communications Co.,
Ltd. 16,350 199,825
*Perion Network, Ltd. 43,236 377,462
Plasson Industries, Ltd., Class
B 4,195 234,428
*Pluri, Inc. 1 2
Polyram Plastic Industries, Ltd. 39,879 134,074
*Prashkovsky Investments and
Construction, Ltd. 17,446 885,171
*Priortech, Ltd. 11,937 1,004,278
Qualitau, Ltd. 8,789 1,919,679
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 16,741 1,913,861
*Rani Zim Shopping Centers,
Ltd. 48,851 77,582
*Rapac Communication &
Infrastructure, Ltd. 20 505
Retailors, Ltd. 14,356 205,325
Sano-Brunos Enterprises, Ltd.,
Class 1 103 13,912
Scope Metals Group, Ltd. 11,430 675,725
*Shikun & Binui Soltec
Renewable Energy 242,549 266,926
Suny Cellular Communication,
Ltd. 424 220
#Tadiran Group, Ltd. 2,254 112,831
ΩTamar Petroleum, Ltd. 53,924 596,054
*TAT Technologies, Ltd. 6,372 314,023
Telsys, Ltd. 2,149 159,056
Tiv Taam Holdings 1, Ltd. 63,705 228,814
*Turpaz Industries, Ltd. 11,559 292,341
*Veridis Environment, Ltd. 28,244 326,729
Villar International, Ltd. 1,472 87,928
YD More Investments, Ltd. 95,251 1,482,210
TOTAL ISRAEL 53,121,090
ITALY — (3.9%)
A2A SpA 3,364,636 10,171,001
*Abitare In SpA 7,354 25,109
ACEA SpA 45,370 1,268,404

Dimensional International Small Cap ETF
continued
Shares Value
ITALY — (Continued)
Amplifon SpA 55,002 $ 889,240
Ariston Holding NV, Class B 74,088 418,661
Arnoldo Mondadori Editore
SpA 174,071 441,090
Ascopiave SpA 89,324 357,581
Avio SpA 45,568 1,878,383
Azimut Holding SpA 213,997 9,042,772
B&C Speakers SpA 680 11,285
Banca Generali SpA 80,475 5,433,101
Banca IFIS SpA 130,641 4,264,661
Banca Monte dei Paschi di
Siena SpA 588,160 6,111,244
Banca Profilo SpA 1,324 282
Ω*Banca Sistema SpA 92,790 175,959
Banco di Desio e della Brianza
SpA 67,563 750,718
#BF SpA 16,734 88,589
BPER Banca SPA 21,666 305,563
Brembo NV 195,617 2,359,747
#Brunello Cucinelli SpA 74,519 7,145,342
Buzzi SpA 126,338 7,202,309
*Cairo Communication SpA 75,430 251,708
ΩCarel Industries SpA 23,776 593,990
Cembre SpA 4,280 354,384
Cementir Holding NV 66,964 1,513,617
*CIR SpA-Compagnie
Industriali 674,365 559,979
Comer Industries SpA, Class R 651 39,962
Credito Emiliano SpA 128,642 2,372,113
d'Amico International Shipping
SA 85,841 608,131
Danieli & C Officine
Meccaniche SpA 57,223 2,959,928
Danieli & C Officine
Meccaniche SpA 42,524 3,146,628
Datalogic SpA, Class M 9,705 48,087
#Davide Campari-Milano NV,
Class M 668,967 4,762,305
De' Longhi SpA 77,878 3,446,503
DiaSorin SpA 316 27,135
Ω*doValue SpA 84,282 262,297
El.En. SpA 6,850 112,458
Emak SpA 30,699 34,440
ΩEnav SpA 522,680 3,028,209
Equita Group SpA 24,270 177,857
#ERG SpA 84,945 2,265,658
Esprinet SpA 35,547 262,190
#Ferretti SpA 71,056 303,639
Fiera Milano SpA 40,193 332,798
Fila SpA 60,829 662,868
*Fincantieri SpA 179,188 3,410,750
FNM SpA 76,407 44,995
Garofalo Health Care SpA 21,608 143,697
Gefran SpA 1,181 15,244
#*Geox SpA 544 189
#GPI SpA 6,472 138,590
Ω#*GVS SpA 4,523 22,303
Hera SpA 1,065,156 5,279,022
*I Grandi Viaggi SpA 3,468 9,695
Shares Value
ITALY — (Continued)
IMMSI SpA 82,293 $ 52,181
Industrie De Nora SpA 2,534 22,896
Ω#Infrastrutture Wireless
Italiane SpA 221,184 1,957,707
Intercos SpA 40,805 616,507
Interpump Group SpA, Class R 54,348 3,160,354
Iren SpA 773,301 2,482,055
Italgas SpA 1,004,532 12,081,918
Italmobiliare SpA 16,638 551,248
Iveco Group NV 179,757 4,035,326
#*Juventus Football Club SpA 42,318 129,283
Lottomatica Group Spa 379,343 9,350,671
LU-VE SpA, Registered 6,868 328,456
Maire SpA 268,100 4,688,513
#MARR SpA 51,286 546,673
MFE MediaForEurope NV,
Class A 342,765 1,264,093
MFE-MediaForEurope NV,
Class A 613,993 2,297,963
#MFE-MediaForEurope NV,
Class B 70,199 338,226
Moltiply Group SpA 15,075 624,105
*NewPrinces SpA 16,822 393,443
Ω#Nexi SpA 800,281 3,432,170
Orsero SpA 11,643 269,821
ΩOVS SpA 319,506 1,810,045
#Pharmanutra SpA 3,194 239,765
Ω*Philogen SpA 3,381 84,467
#Piaggio & C SpA 246,575 511,583
ΩPirelli & C SpA 610,185 4,606,622
ΩRAI Way SpA 119,261 810,131
Recordati Industria Chimica e
Farmaceutica SpA 88,887 4,900,216
Reply SpA 38,982 5,119,814
Revo Insurance SpA 15,544 413,296
Rizzoli Corriere Della Sera
Mediagroup SpA 134,990 156,416
Sabaf SpA 44 722
*Safilo Group SpA 201,484 510,553
#Saipem SpA 2,661,744 9,844,824
#*Salvatore Ferragamo SpA 104,302 820,812
#Sanlorenzo SpA 21,721 833,356
#*Seco SpA 18,854 70,429
Sesa SpA 21,540 2,292,171
Sogefi SpA 32,767 125,130
SOL SpA 30,796 1,663,302
ΩTechnogym SpA 275,069 5,752,829
*Telecom Italia SpA 8,241,429 6,557,220
*Telecom Italia SpA 26,707,202 18,110,240
Tinexta Spa 12,609 226,505
*TREVI - Finanziaria
Industriale SpA 116,367 97,044
#TXT e-solutions SpA 9,918 336,271
Webuild SpA 780,956 3,242,447
#Wiit SpA 7,277 225,951
#Zignago Vetro SpA 13,476 121,521
TOTAL ITALY 213,639,701

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (21.6%)
#&Do Holdings Co., Ltd. 13,200 $ 93,186
77 Bank, Ltd. (The) 88,400 4,845,782
A&D HOLON Holdings Co.,
Ltd. 46,500 686,980
AB&Company Co., Ltd.,
Registered 5,200 40,721
#Abalance Corp. 5,000 18,346
#*Access Co., Ltd. 42,200 169,883
#Achilles Corp. 12,200 114,597
#AD Works Group Co., Ltd. 242,200 693,974
ADEKA Corp. 166,000 4,933,943
#Ad-sol Nissin Corp. 15,100 172,574
Adtec Plasma Technology
Co., Ltd. 1,500 15,626
#*Aeon Fantasy Co., Ltd. 12,600 232,299
#Aeon Hokkaido Corp. 52,300 317,679
Aeon Kyushu Co., Ltd. 2,700 50,969
AFC-HD AMS Life Science
Co., Ltd. 6,000 34,384
*Agora Hospitality Group Co.,
Ltd. 20,900 7,045
Ahresty Corp. 52,700 282,187
Ai Holdings Corp. 31,600 545,718
Aica Kogyo Co., Ltd. 64,800 1,474,446
Aichi Financial Group, Inc. 36,400 1,290,730
Aichi Steel Corp. 3,300 65,889
Aida Engineering, Ltd. 125,600 974,609
Aidma Holdings, Inc. 2,100 28,915
*Aiming, Inc. 47,600 70,663
Ain Holdings, Inc. 43,700 1,828,624
Air Water, Inc. 55,000 835,910
Airman Corp. 12,100 151,387
Airport Facilities Co., Ltd. 39,300 249,924
#Airtech Japan, Ltd. 4,400 35,141
#Airtrip Corp. 19,000 91,022
Aisan Industry Co., Ltd. 102,500 1,458,495
AIT Corp. 6,800 98,698
#Aizawa Securities Group Co.,
Ltd. 18,000 165,344
#*Akebono Brake Industry
Co., Ltd. 399,800 292,865
Akita Bank, Ltd. (The) 14,900 489,712
#Albis Co., Ltd. 5,400 91,645
Alconix Corp. 62,139 1,094,059
Alfresa Holdings Corp. 123,301 1,989,474
Alinco, Inc. 12,000 87,126
#Alleanza Holdings Co., Ltd. 100 699
Allied Telesis Holdings KK,
Class B 111,400 229,646
Almado, Inc. 2,400 17,799
#Alpen Co., Ltd. 28,500 400,729
Alpha Corp. 6,891 57,135
AlphaPolis Co., Ltd. 12,900 130,204
#Alps Alpine Co., Ltd.,
Registered 488,600 6,380,686
Altech Corp. 10,500 178,744
Amano Corp. 46,100 1,169,684
#Amiyaki Tei Co., Ltd. 15,900 143,168
#Amvis Holdings, Inc. 169,100 522,888
Shares Value
JAPAN — (Continued)
Anabuki Kosan, Inc. 1,400 $ 21,137
and ST HD Co., Ltd., Class B 39,835 718,146
Anest Iwata Corp. 26,600 285,037
#Anicom Holdings, Inc., Class
B 239,300 1,628,841
Anrakutei Co., Ltd. 600 14,469
#Anycolor, Inc. 91,100 2,601,423
#AnyMind Group, Inc. 13,200 57,417
AOKI Holdings, Inc. 65,600 784,597
Aoyama Trading Co., Ltd. 157,800 2,683,193
Aoyama Zaisan Networks Co.,
Ltd. 16,800 164,667
Aozora Bank, Ltd., Class A 82,700 1,341,342
Appier Group, Inc. 129,100 868,701
Arakawa Chemical Industries,
Ltd. 10,900 92,918
Arata Corp. 22,000 439,258
Araya Industrial Co., Ltd. 2,100 71,470
ARCLANDS Corp. 152,137 1,887,659
Arcs Co., Ltd. 39,000 878,549
ARE Holdings, Inc. 51,700 1,216,589
Arealink Co., Ltd. 40,000 287,826
*Arent, Inc. 800 18,696
Argo Graphics, Inc. 57,700 538,249
Arisawa Manufacturing Co.,
Ltd. 123,500 1,429,065
Artience Co., Ltd. 37,700 904,253
Artner Co., Ltd. 6,700 89,950
As One Corp. 52,200 785,572
Asahi Co., Ltd. 28,800 240,653
Asahi Diamond Industrial Co.,
Ltd. 97,200 570,245
#Asahi Kogyosha Co., Ltd. 10,300 240,373
Asahi Net, Inc. 24,600 113,224
ASAHI YUKIZAI Corp. 17,100 598,600
Asanuma Corp. 157,200 1,076,126
Ascentech KK 5,700 54,280
#Asia Pile Holdings Corp. 64,100 583,823
#ASKA Pharmaceutical
Holdings Co., Ltd. 31,300 506,855
ASKUL Corp. 91,300 807,886
Astena Holdings Co., Ltd. 67,100 207,920
#*Atom Corp. 18,800 73,733
Atrae, Inc. 25,300 113,658
*Atsugi Co., Ltd. 4,200 31,365
Aucnet, Inc. 8,600 114,399
Autobacs Seven Co., Ltd. 121,600 1,297,508
Avant Group Corp. 24,200 256,809
Avantia Co., Ltd. 5,000 27,518
Avex, Inc. 35,300 273,686
Awa Bank, Ltd. (The) 37,900 1,275,126
Axial Retailing, Inc. 79,400 598,099
AZ-COM MARUWA Holdings,
Inc. 43,700 281,022
AZOOM Co., Ltd. 6,200 181,667
Bando Chemical Industries,
Ltd. 30,400 398,869
Bank of Iwate, Ltd. (The) 12,000 474,524
Bank of Kochi, Ltd. (The) 900 6,838

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Bank of Nagoya, Ltd. (The) 34,200 $ 1,084,131
#Bank of Saga, Ltd. (The) 11,200 333,256
#Bank of the Ryukyus, Ltd. 78,200 1,115,260
#Baroque Japan, Ltd. 4,300 21,798
Base Co., Ltd. 11,000 216,420
*baudroie, Inc. 12,400 164,626
Beauty Garage, Inc. 11,900 112,782
Belc Co., Ltd., Class R 8,500 422,080
Bell System24 Holdings, Inc. 46,700 433,517
Belluna Co., Ltd. 112,800 711,490
#*Bengo4.com, Inc. 18,700 351,792
#Bewith, Inc. 7,800 83,987
Bic Camera, Inc. 308,500 3,434,777
B-Lot Co., Ltd., Class B 13,800 134,189
Blue Zones Holdings Co., Ltd. 15,200 874,892
#Bookoff Group Holdings, Ltd. 10,500 107,886
Bourbon Corp. 2,400 42,318
#Br. Holdings Corp. 10,300 23,570
B-R31 Ice Cream Co., Ltd. 1,400 36,212
Broadleaf Co., Ltd. 18,700 80,008
#Broadmedia Corp. 1,000 12,544
BRONCO BILLY Co., Ltd. 7,400 183,729
Buffalo, Inc. 6,300 183,372
#Bull-Dog Sauce Co., Ltd. 3,900 47,404
Bunka Shutter Co., Ltd. 55,900 732,360
Bushiroad, Inc. 58,300 106,577
Business Brain Showa-Ota,
Inc., Class G 5,900 128,319
Business Engineering Corp.,
Class G 18,500 171,736
#BuySell Technologies Co.,
Ltd. 20,800 659,354
C. Uyemura & Co., Ltd. 6,400 740,983
Calbee, Inc. 71,300 1,394,015
#Careerlink Co., Ltd. 9,800 167,590
#Carlit Co., Ltd. 66,887 981,235
Casio Computer Co., Ltd. 108,600 1,061,641
Cawachi, Ltd. 21,300 428,044
CCI Group, Inc. 257,000 1,541,067
#Celsys, Inc. 34,400 322,235
Central Automotive Products,
Ltd. 21,400 289,939
Central Glass Co., Ltd. 31,900 752,729
Central Security Patrols Co.,
Ltd. 9,399 177,488
#Central Sports Co., Ltd. 2,900 45,777
#Ceres, Inc. 13,200 156,507
#Change Holdings, Inc. 109,300 744,680
Charm Care Corp. KK 25,100 211,851
Chiba Kogyo Bank, Ltd. (The) 111,600 1,433,886
Chino Corp. 10,200 92,835
*Chiyoda Corp. 271,900 2,259,664
Chori Co., Ltd. 7,800 199,222
Choushimaru Co., Ltd. 1,100 11,588
Chubu Shiryo Co., Ltd. 28,400 332,125
#Chubu Steel Plate Co., Ltd. 15,000 214,605
Chuetsu Pulp & Paper Co.,
Ltd. 7,700 100,830
Chugai Mining Co., Ltd. 1,934 14,017
Shares Value
JAPAN — (Continued)
Chugai Ro Co., Ltd. 4,600 $ 139,706
Chugin Financial Group, Inc. 138,029 2,495,098
Chugoku Electric Power Co.,
Inc. (The) 372,100 2,382,492
Chugoku Marine Paints, Ltd. 100,700 2,842,918
Citizen Watch Co., Ltd. 373,900 3,303,680
CKD Corp. 115,600 3,079,969
CK-San-Etsu Co., Ltd. 400 11,046
#CMK Corp. 281,000 998,237
Coca-Cola Bottlers Japan
Holdings, Inc. 220,500 4,902,859
#Colowide Co., Ltd. 60,000 687,476
Computer Engineering &
Consulting, Ltd. 26,800 382,559
Computer Institute of Japan,
Ltd. 10,300 34,921
COMSYS Holdings Corp. 2,000 62,492
Comture Corp. 41,700 438,193
Copro-Holdings Co., Ltd. 11,800 82,231
#Core Corp., Class D 4,700 69,924
Cosmos Initia Co., Ltd. 20,400 154,858
Cosmos Pharmaceutical Corp. 1,200 54,026
#Cota Co., Ltd. 25,182 191,648
CREAL, Inc. 12,500 78,763
#Create Restaurants Holdings,
Inc. 169,200 812,765
Create SD Holdings Co., Ltd. 18,200 382,854
Creek & River Co., Ltd. 13,100 129,081
Cresco, Ltd. 28,900 313,617
#Cross Cat Co., Ltd. 8,100 54,294
CTI Engineering Co., Ltd. 20,100 384,644
#CTS Co., Ltd. 9,300 61,433
Cube System, Inc. 1,300 8,984
*CUC, Inc. 11,000 60,398
Curves Holdings Co., Ltd. 64,200 310,054
Cyber Security Cloud, Inc. 1,700 19,660
#Cybozu, Inc. 40,700 628,995
Dai Nippon Toryo Co., Ltd. 15,000 133,800
Daicel Corp. 241,100 2,274,867
Dai-Dan Co., Ltd. 66,900 1,161,404
#Daido Metal Co., Ltd. 75,900 505,311
Daido Steel Co., Ltd. 221,100 2,845,089
Daiei Kankyo Co., Ltd. 5,100 134,724
Daihatsu Infinearth Mfg Co.,
Ltd. 58,100 921,254
Daihen Corp. 14,000 1,054,583
Daiho Corp. 60,000 305,718
Daiichi Jitsugyo Co., Ltd. 13,000 267,989
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 21,270 321,270
Daiichikosho Co., Ltd. 100,264 1,086,421
Daiken Medical Co., Ltd. 10,800 32,835
Daiki Aluminium Industry Co.,
Ltd. 39,800 337,472
#Daikoku Denki Co., Ltd. 7,400 136,190
#Daikokutenbussan Co., Ltd. 3,801 125,172
Daikyonishikawa Corp. 35,200 186,884

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 14,155 $ 399,159
Daio Paper Corp. 178,399 1,124,101
Daiseki Co., Ltd. 44,762 1,006,898
Daishi Hokuetsu Financial
Group, Inc. 171,700 2,044,684
#Daishinku Corp. 35,600 135,698
Daisue Construction Co., Ltd. 16,600 412,148
Daisyo Corp. 6,200 45,939
Daito Pharmaceutical Co., Ltd. 38,460 332,592
Daitron Co., Ltd. 14,000 230,066
Daiwabo Holdings Co., Ltd. 98,000 1,928,744
DCM Holdings Co., Ltd. 103,600 1,095,369
Dear Life Co., Ltd. 49,300 365,611
Delica Foods Holdings Co.,
Ltd. 1,900 10,937
Denka Co., Ltd. 300,300 5,780,765
Dentsu Soken, Inc. 43,800 691,669
#Denyo Co., Ltd. 2,100 49,893
Dexerials Corp. 148,800 2,593,341
DIC Corp. 129,300 3,168,378
Digital Arts, Inc. 17,500 636,426
Digital Hearts Holdings Co.,
Ltd. 20,600 122,724
Digital Information
Technologies Corp. 22,400 184,852
#dip Corp. 69,100 918,735
Direct Marketing MiX, Inc. 3,300 6,696
#DKS Co., Ltd. 11,500 764,132
DMG Mori Co., Ltd. 155,200 2,736,575
Double Standard, Inc. 8,500 92,736
Doutor Nichires Holdings Co.,
Ltd. 61,300 1,120,615
Dowa Holdings Co., Ltd. 111,400 6,653,958
DTS Corp. 97,200 792,672
Duskin Co., Ltd. 8,200 225,705
#DyDo Group Holdings, Inc. 54,500 869,470
#Eagle Industry Co., Ltd. 25,200 505,601
Earth Corp. 14,300 453,306
#EAT&HOLDINGS Co., Ltd. 700 9,361
Ebara Foods Industry, Inc. 1,300 21,987
Ebara Jitsugyo Co., Ltd. 12,600 174,714
#Ebase Co., Ltd. 28,500 80,552
Eco's Co., Ltd. 6,300 124,358
EDION Corp. 114,200 1,567,233
#eGuarantee, Inc. 59,999 681,436
#E-Guardian, Inc. 2,700 29,895
#Ehime Bank, Ltd. (The) 31,327 344,828
Eiken Chemical Co., Ltd.,
Class P 4,100 63,576
EJ Holdings, Inc. 3,600 41,937
Elan Corp. 12,400 53,777
Elecom Co., Ltd. 43,900 468,426
#EM Systems Co., Ltd. 30,400 143,270
EN, Inc. 29,600 275,353
Endo Lighting Corp. 14,300 220,628
Enomoto Co., Ltd. 3,600 56,733
#Envipro Holdings, Inc. 4,100 22,804
Shares Value
JAPAN — (Continued)
ERI Holdings Co., Ltd. 4,800 $ 133,956
#ES-Con Japan, Ltd. 52,600 406,792
Eslead Corp. 4,100 179,405
ESPEC Corp. 23,400 521,062
Eternal Hospitality Group Co.,
Ltd. 11,700 267,736
*Euglena Co., Ltd. 98,300 264,453
eWeLL Co., Ltd. 5,800 94,035
Exedy Corp. 41,300 1,526,060
EXEO Group, Inc. 347,800 5,818,086
Ezaki Glico Co., Ltd. 59,500 2,134,147
F&M Co., Ltd. 2,400 37,884
FaithNetwork Co, Ltd. 11,100 60,156
FALCO HOLDINGS Co., Ltd. 7,200 124,948
*f-code, Inc. 5,300 56,553
*FDK Corp. 2,400 6,005
Feed One Co., Ltd. 31,565 227,335
#Ferrotec Corp. 112,400 4,320,835
#FFRI Security, Inc. 5,000 299,818
#FIDEA Holdings Co., Ltd. 12,900 167,417
FINDEX, Inc. 19,700 109,828
Fintech Global, Inc. 313,000 296,240
#First Bank of Toyama, Ltd.
(The) 119,400 1,720,642
#Fixstars Corp. 184,300 1,812,415
FJ Next Holdings Co., Ltd. 2,100 19,944
#Focus Systems Corp. 14,900 177,243
Forval Corp. 2,200 16,287
#Foster Electric Co., Ltd. 122,500 2,197,313
FP Corp. 50,300 859,854
#FP Partner, Inc. 2,400 34,928
France Bed Holdings Co., Ltd. 25,400 219,159
Freebit Co., Ltd. 11,000 117,445
#*Fronteo, Inc. 25,800 139,988
F-Tech, Inc. 2,200 11,238
#Fudo Tetra Corp. 19,700 383,119
Fuji Co., Ltd. 5,400 73,792
Fuji Corp. 154,200 3,806,519
Fuji Corp., Ltd. 17,100 91,342
#Fuji Die Co., Ltd. 12,200 87,945
Fuji Kyuko Co., Ltd. 42,700 567,451
FUJI OIL Co., Ltd. 39,600 1,032,485
Fuji Pharma Co., Ltd. 26,600 329,008
Fuji Seal International, Inc. 50,300 1,041,803
Fuji United Holdings Co., Ltd. 7,900 64,783
#Fujibo Holdings, Inc. 11,300 630,708
#Fujicco Co., Ltd. 30,200 315,978
Fujikura Composites, Inc. 20,100 295,389
Fujimi, Inc. 51,701 914,973
#Fujio Food Group, Inc. 19,300 133,997
Fujita Kanko, Inc. 56,500 911,267
#Fujiya Co., Ltd. 19,400 321,824
FuKoKu Co., Ltd. 15,500 201,763
Fukuda Corp. 5,200 262,933
Fukuda Denshi Co., Ltd. 11,400 626,682
#Fukui Bank, Ltd. (The) 14,600 275,797
Fukui Computer Holdings, Inc. 12,300 252,363

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Fukuyama Transporting Co.,
Ltd. 17,799 $ 529,609
FULLCAST Holdings Co., Ltd. 24,700 269,481
Fumakilla, Ltd. 100 751
Funai Soken Holdings, Inc. 53,000 384,805
Furukawa Co., Ltd. 81,000 2,431,155
#Furuno Electric Co., Ltd. 53,500 2,472,806
#Furuya Metal Co., Ltd. 100,901 2,757,019
Furyu Corp. 33,000 220,128
#Fuso Chemical Co., Ltd. 26,800 1,292,571
Fuso Pharmaceutical
Industries, Ltd. 8,800 129,610
Futaba Industrial Co., Ltd. 130,700 880,314
Future Corp. 39,800 489,179
G-7 Holdings, Inc. 25,300 239,453
#GA Technologies Co., Ltd. 30,700 309,866
Gakken Holdings Co., Ltd. 41,300 280,313
Gakkyusha Co., Ltd. 2,800 43,635
Gakujo Co., Ltd. 10,700 122,981
Galilei Co., Ltd. 14,600 364,858
Gecoss Corp. 12,900 132,378
#*Geniee, Inc. 3,600 25,554
#Genki Global Dining
Concepts Corp. 13,400 270,154
Genky DrugStores Co., Ltd. 19,700 538,283
Geo Holdings Corp. 112,900 1,331,292
#Gift Holdings, Inc. 32,600 776,643
#giftee, Inc. 33,100 272,507
#Giken, Ltd. 21,400 277,592
Global Link Management KK 6,200 83,278
#Global, Ltd. (The) 3,600 21,330
GLOBERIDE, Inc. 23,100 328,995
Glory, Ltd. 56,000 1,459,717
GLTECHNO HOLDINGS, Inc. 4,560 96,219
GMO Financial Gate, Inc. 1,401 46,137
GMO Financial Holdings, Inc. 56,100 323,304
GMO GlobalSign Holdings KK 5,800 84,485
*GNI Group, Ltd. 77,800 1,285,067
Godo Steel, Ltd. 24,900 645,663
*Gokurakuyu Holdings Co.,
Ltd. 6,700 21,152
Goldcrest Co., Ltd. 7,000 150,655
Goldwin, Inc. 109,300 1,825,918
#Good Com Asset Co., Ltd. 22,700 192,919
#Gourmet Kineya Co., Ltd. 9,000 58,401
Grandy House Corp. 25,600 104,219
Greens Co., Ltd. 13,200 180,638
grems, Inc. 10,100 157,137
GS Yuasa Corp. 302,300 7,029,367
#GSI Creos Corp. 4,200 68,312
G-Tekt Corp. 38,700 491,464
#*Gumi, Inc. 13,200 30,206
Gunze, Ltd. 76,900 2,238,305
H.U. Group Holdings, Inc. 70,101 1,458,733
H2O Retailing Corp. 181,600 2,486,317
#Hagihara Industries, Inc. 15,800 174,224
Hagiwara Electric Holdings
Co., Ltd. 8,201 195,907
Hakudo Co., Ltd. 3,400 51,619
Shares Value
JAPAN — (Continued)
Hakuhodo DY Holdings, Inc. 239,800 $ 1,795,469
#Hakuto Co., Ltd. 10,400 279,787
Halows Co., Ltd. 12,800 377,130
Hamakyorex Co., Ltd. 96,500 1,145,414
Hanwa Co., Ltd. 30,600 1,559,160
Happinet Corp. 32,300 578,745
Hard Off Corp. Co., Ltd. 11,600 152,802
Harima Chemicals Group, Inc. 7,000 44,652
Harmonic Drive Systems, Inc. 4,300 94,775
Hashimoto Sogyo Holdings
Co., Ltd. 1,300 10,989
Hazama Ando Corp. 284,100 3,677,867
Heiwa Corp. 52,700 691,803
Heiwado Co., Ltd. 45,600 870,852
#Hennge K.K. 18,500 139,356
Hibino Corp. 3,700 77,233
Hiday Hidaka Corp. 40,300 812,479
*Hino Motors, Ltd. 1,187,100 3,201,307
Hioki EE Corp. 10,900 435,265
Hirano Tecseed Co., Ltd. 3,900 46,494
Hirata Corp. 83,303 1,386,763
Hirogin Holdings, Inc. 541,200 6,129,109
Hirose Tusyo, Inc. 500 11,993
HIS Co., Ltd. 266,900 2,225,032
Hochiki Corp. 15,600 498,561
Hoden Seimitsu Kako
Kenkyusho Co., Ltd. 3,400 67,996
Hodogaya Chemical Co., Ltd. 14,400 212,649
Hogy Medical Co., Ltd. 9,400 407,662
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 1,400 36,075
#Hokkaido Electric Power Co.,
Inc. 680,300 4,626,181
Hokkaido Gas Co., Ltd. 61,700 329,179
Hokkan Holdings, Ltd. 3,300 49,973
Hokko Chemical Industry Co.,
Ltd. 23,300 264,024
#Hokuetsu Corp. 41,800 244,958
Hokuhoku Financial Group,
Inc. 177,000 6,081,291
Hokuriku Electric Industry Co.,
Ltd. 5,700 111,221
Hokuriku Electric Power Co. 187,100 1,185,233
Hokuryo Co., Ltd. 3,400 66,453
Hokuto Corp. 36,800 472,345
H-One Co., Ltd. 27,800 260,231
Honeys Holdings Co., Ltd. 28,000 267,367
Hoosiers Holdings Co., Ltd. 41,700 358,178
Hosokawa Micron Corp. 11,500 456,988
#Hotland Holdings Co., Ltd. 7,900 99,761
House Foods Group, Inc. 60,400 1,172,487
#Howa Machinery, Ltd. 105,300 938,594
HS Holdings Co., Ltd.,
Registered 17,000 143,705
Hurxley Corp. 1,900 8,536
Hyakugo Bank, Ltd. (The) 158,200 1,438,834
Hyakujushi Bank, Ltd. (The) 37,600 2,035,265
IBJ, Inc. 26,700 125,140
#Ichibanya Co., Ltd. 79,900 464,607

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Ichigo, Inc. 100,900 $ 266,215
Ichiken Co., Ltd. 2,700 87,340
Ichikoh Industries, Ltd. 53,500 177,917
Ichinen Holdings Co., Ltd. 20,700 282,871
#Ichiyoshi Securities Co., Ltd. 39,800 310,639
ID Holdings Corp. 6,600 85,441
#IDEA Consultants, Inc. 3,700 98,580
Idec Corp. 68,000 1,266,459
IDOM, Inc. 236,700 2,335,391
#IG Port, Inc. 8,500 66,453
Iino Kaiun Kaisha, Ltd. 122,300 1,243,138
IKK Holdings, Inc. 3,300 17,050
I'll, Inc. 14,800 238,320
i-mobile Co., Ltd. 500 1,679
Imuraya Group Co., Ltd. 8,600 138,873
Inaba Denki Sangyo Co., Ltd. 48,900 815,634
Inaba Seisakusho Co., Ltd. 11,600 120,241
Inabata & Co., Ltd. 53,700 1,361,124
#I-NE Co., Ltd. 11,300 97,866
Infomart Corp. 606,800 1,777,996
*Inforich, Inc. 9,100 107,777
INFRONEER Holdings, Inc. 340,600 5,113,637
#Innotech Corp. 21,900 301,114
Insource Co., Ltd. 76,200 357,635
Intage Holdings, Inc. 8,700 95,426
Intelligent Wave, Inc. 12,600 77,678
Internet Initiative Japan, Inc. 3,100 50,099
#Inui Global Logistics Co., Ltd. 26,800 224,984
#IPS, Inc. 8,600 164,518
Iriso Electronics Co., Ltd. 34,900 753,384
ISB Corp. 8,600 101,131
#Ise Chemicals Corp. 4,000 153,766
#Iseki & Co., Ltd. 97,900 1,134,107
Ishihara Chemical Co., Ltd. 5,900 88,466
Ishihara Sangyo Kaisha, Ltd. 82,100 1,559,932
#Istyle, Inc. 830,802 2,439,734
Itfor, Inc. 17,200 189,327
#ITmedia, Inc. 16,200 180,420
Ito En, Ltd. 157,200 2,901,260
Itochu Enex Co., Ltd. 47,900 593,704
Itochu-Shokuhin Co., Ltd. 6,000 429,016
Itoham Yonekyu Holdings, Inc. 24,500 954,525
#Itoki Corp. 69,300 1,168,927
IwaiCosmo Holdings, Inc. 27,900 628,501
Iwaki Co., Ltd. 5,800 100,464
Iwatani Corp. 333,700 3,957,631
Izumi Co., Ltd. 47,300 938,273
J Trust Co., Ltd. 243,936 771,689
JAC Recruitment Co., Ltd. 39,800 255,168
*Jade Group, Inc. 5,700 61,634
#JALCO Holdings, Inc. 48,300 133,071
JANOME Corp. 15,500 120,375
Japan Airport Terminal Co.,
Ltd. 41,000 1,284,273
Japan Animal Referral Medical
Center Co., Ltd. 1,500 12,135
Japan Aviation Electronics
Industry, Ltd. 47,000 731,233
Shares Value
JAPAN — (Continued)
Japan Business Systems, Inc. 5,600 $ 66,470
Japan Cash Machine Co., Ltd. 32,400 213,186
#*Japan Communications, Inc. 532,299 489,994
#Japan Electronic Materials
Corp. 110,300 3,424,977
Japan Elevator Service
Holdings Co., Ltd. 92,600 975,764
#Japan Engine Corp. 2,800 247,037
Japan Eyewear Holdings Co.,
Ltd. 7,500 97,676
#Japan Hospice Holdings, Inc. 14,600 97,674
#Japan Investment Adviser
Co., Ltd. 118,900 1,711,895
Japan Lifeline Co., Ltd. 67,300 674,047
Japan Material Co., Ltd. 86,100 995,737
Japan Medical Dynamic
Marketing, Inc. 24,200 76,243
Japan Property Management
Center  Co., Ltd. 12,700 105,381
Japan Pulp & Paper Co., Ltd. 112,900 706,265
Japan Securities Finance Co.,
Ltd. 77,300 1,065,343
#Japan System Techniques
Co., Ltd. 14,000 220,264
Japan Transcity Corp. 34,800 274,772
Japan Wool Textile Co., Ltd.
(The) 50,200 605,615
JBCC Holdings, Inc. 51,900 499,957
JCR Pharmaceuticals Co., Ltd. 10,500 43,903
JCU Corp. 22,900 838,746
JDC Corp. 118,600 484,364
Jeol, Ltd. 86,300 3,473,035
JFE Systems, Inc. 3,900 57,314
#*JIG-SAW, Inc. 900 15,741
*Jimoty, Inc. 700 4,256
#JINS Holdings, Inc. 23,300 782,406
JINUSHI Co., Ltd. 23,700 486,260
JK Holdings Co., Ltd. 7,200 66,838
J-Lease Co., Ltd. 13,700 127,089
JM Holdings Co., Ltd. 36,600 424,936
JMS Co., Ltd. 3,200 9,086
J-Oil Mills, Inc. 27,000 354,784
Joshin Denki Co., Ltd. 29,400 523,162
Joyful Honda Co., Ltd. 101,200 1,395,387
#JP-Holdings, Inc. 68,900 312,207
JSB Co., Ltd. 13,100 274,721
#JSP Corp. 17,300 273,305
JTEKT Corp. 332,151 3,917,728
Juki Corp. 30,800 107,219
Juroku Financial Group, Inc. 9,500 504,992
Justsystems Corp. 25,300 783,962
JVCKenwood Corp. 338,500 2,745,128
Kadoya Sesame Mills, Inc. 1,000 25,995
Kaga Electronics Co., Ltd. 24,400 611,344
#Kagome Co., Ltd. 151,300 2,679,577
Kakaku.com, Inc. 32,000 437,703
#Kakiyasu Honten Co., Ltd.,
Class B 6,000 107,001
Kamakura Shinsho, Ltd. 35,000 131,142

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Kameda Seika Co., Ltd. 18,400 $ 463,996
Kamei Corp. 19,900 397,329
Kamigumi Co., Ltd. 45,400 1,591,325
Kanaden Corp. 12,300 170,156
Kanadevia Corp. 263,214 1,743,840
Kanagawa Chuo Kotsu Co.,
Ltd. 5,100 121,334
Kanamic Network Co., Ltd. 32,600 104,186
Kanamoto Co., Ltd. 38,900 938,079
Kaneka Corp. 46,400 1,408,002
Kaneko Seeds Co., Ltd. 3,300 31,789
Kanematsu Corp. 218,800 2,877,902
Kanemi Co., Ltd. 500 11,426
Kanro, Inc. 16,200 169,183
Kansai Paint Co., Ltd. 272,300 4,353,870
#Kanto Denka Kogyo Co., Ltd. 155,600 1,302,214
#Kappa Create Co., Ltd. 20,900 213,932
#Kasumigaseki Capital Co.,
Ltd. 14,400 697,316
Katitas Co., Ltd. 29,500 583,269
Kato Sangyo Co., Ltd. 4,200 177,246
Kato Works Co., Ltd. 22,300 197,760
#KAWADA TECHNOLOGIES,
Inc. 19,400 587,936
Kawai Musical Instruments
Manufacturing Co., Ltd. 6,100 106,847
#KeePer Technical Laboratory
Co., Ltd. 14,901 309,109
Keihan Holdings Co., Ltd. 85,000 1,892,195
#Keihanshin Building Co., Ltd. 32,800 406,757
Keikyu Corp. 212,200 2,090,911
Keio Corp. 100,400 2,510,325
KEIWA, Inc. 38,901 333,632
Keiyo Bank, Ltd. (The) 190,000 2,282,316
Kenko Mayonnaise Co., Ltd. 15,133 196,496
KeyHolder, Inc. 4,400 20,594
KH Neochem Co., Ltd. 74,100 1,221,070
#Kibun Foods, Inc. 13,700 97,603
#Kimura Chemical Plants Co.,
Ltd. 56,500 464,057
Kimura Kohki Co., Ltd. 600 49,631
Kimura Unity Co., Ltd. 9,000 53,326
Kinki Sharyo Co., Ltd. (The) 2,700 43,005
#Kintetsu Department Store
Co., Ltd. 14,000 164,813
Ki-Star Real Estate Co., Ltd. 13,000 532,607
Kitagawa Corp. 6,000 68,728
Kita-Nippon Bank, Ltd. (The) 6,884 209,073
Kitz Corp. 166,400 2,169,262
Kiyo Bank, Ltd. (The) 69,900 1,708,304
#*KNT-CT Holdings Co., Ltd. 8,101 91,534
#KOA Corp. 97,100 982,582
Koa Shoji Holdings Co., Ltd. 2,100 11,408
#Koatsu Gas Kogyo Co., Ltd. 12,300 89,384
#Kobe Electric Railway Co.,
Ltd. 7,100 113,869
Kohnan Shoji Co., Ltd. 20,200 509,387
#Kohoku Kogyo Co., Ltd. 3,900 81,155
Kohsoku Corp. 5,500 107,141
Shares Value
JAPAN — (Continued)
#Koike-ya, Inc. 400 $ 12,006
#Kojima Co., Ltd. 17,000 137,754
KOMEDA Holdings Co., Ltd. 77,800 1,430,318
Komehyo Holdings Co., Ltd. 5,500 118,906
Komeri Co., Ltd. 32,900 703,812
*Konaka Co., Ltd. 4,100 6,645
Kondotec, Inc. 9,400 90,856
Konica Minolta, Inc. 799,700 3,480,090
Konishi Co., Ltd. 47,400 399,763
Konoike Transport Co., Ltd. 15,100 324,984
Konoshima Chemical Co., Ltd. 8,800 92,815
#Kosaido Holdings Co., Ltd. 461,600 1,490,191
Kose Holdings Corp. 43,900 1,567,776
#Koshidaka Holdings Co., Ltd. 161,500 1,251,086
#Kotobuki Spirits Co., Ltd. 262,600 3,043,750
*Kourakuen Corp. 18,000 131,272
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 3,000 60,774
KPP Group Holdings Co., Ltd. 106,200 607,900
Kraftia Corp. 22,400 1,170,533
Krosaki Harima Corp. 1,900 51,546
KRS Corp. 11,600 224,315
K's Holdings Corp. 419,200 4,371,083
KU Holdings Co., Ltd. 21,900 178,738
Kumagai Gumi Co., Ltd. 78,700 884,648
#Kumiai Chemical Industry
Co., Ltd. 220,800 1,006,239
Kura Sushi, Inc. 19,401 428,241
Kurabo Industries, Ltd. 9,300 546,811
Kuraray Co., Ltd. 214,600 2,316,973
Kureha Corp. 70,800 2,014,858
#Kurimoto, Ltd. 131,500 1,466,226
Kuriyama Holdings Corp. 7,200 79,300
Kushikatsu Tanaka Holdings
Co. 1,100 12,978
Kusuri no Aoki Holdings Co.,
Ltd. 58,800 1,544,138
KYB Corp. 47,200 1,343,239
Kyodo Printing Co., Ltd. 29,300 310,360
Kyoei Steel, Ltd. 28,200 455,010
#Kyokuto Boeki Kaisha, Ltd. 12,000 148,814
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 105,200 2,253,896
Kyokuyo Co., Ltd. 16,300 543,122
Kyorin Pharmaceutical Co.,
Ltd. 65,300 685,764
KYORITSU Co., Ltd. 12,500 17,989
Kyoritsu Maintenance Co., Ltd. 78,300 1,427,582
Kyosan Electric Manufacturing
Co., Ltd. 43,900 191,525
Kyushu Financial Group, Inc. 852,120 6,382,890
#LA Holdings Co., Ltd. 14,800 957,500
#Lacto Japan Co., Ltd. 10,400 237,651
#LAND Co., Ltd. 490,800 28,635
#LEC, Inc. 13,800 91,964
Leopalace21 Corp. 423,200 1,892,960
Lib Work Co., Ltd. 4,400 18,198
Life Corp. 28,300 468,548

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Lifedrink Co., Inc. 179,800 $ 1,875,393
LIFULL Co., Ltd. 420,300 476,809
#LIKE, Inc. 8,100 80,181
Link And Motivation, Inc. 66,800 217,817
Lintec Corp. 54,000 1,668,028
Lion Corp. 292,100 3,137,623
#LITALICO, Inc. 30,200 232,775
Lixil Corp. 11,300 129,841
Loadstar Capital KK 15,100 294,149
#Look Holdings, Inc. 3,900 62,320
M&A Capital Partners Co., Ltd. 25,600 521,924
Mabuchi Motor Co., Ltd. 397,100 3,730,053
Macnica Holdings, Inc. 170,300 2,923,340
Maeda Kosen Co., Ltd. 41,700 500,097
#Maezawa Industries, Inc. 14,500 197,300
Makino Milling Machine Co.,
Ltd. 1,800 132,789
#Mammy Mart Holdings Corp. 12,400 113,502
Management Solutions Co.,
Ltd. 13,600 114,788
Mandom Corp. 88,301 1,811,699
Mani, Inc. 115,500 1,139,576
MarkLines Co., Ltd. 5,800 58,692
#Marubun Corp. 27,800 246,895
Maruchiyo Yamaokaya Corp. 5,600 119,435
#Marudai Food Co., Ltd. 26,100 387,964
Maruha Nichiro Corp. 200,400 1,803,808
Marumae Co., Ltd. 4,300 76,210
Maruzen CHI Holdings Co.,
Ltd. 100 217
Maruzen Showa Unyu Co.,
Ltd. 10,900 593,543
#Marvelous, Inc. 40,500 125,758
Matching Service Japan Co.,
Ltd. 11,300 77,062
Matsuda Sangyo Co., Ltd. 20,100 805,251
Matsui Securities Co., Ltd. 84,400 497,887
Matsuoka Corp. 5,500 90,205
#Matsuya Co., Ltd. 47,200 576,461
#Matsuyafoods Holdings Co.,
Ltd. 7,500 320,887
Max Co., Ltd. 4,700 199,261
Maxell, Ltd. 110,800 1,590,963
Maxvalu Tokai Co., Ltd. 5,600 136,134
MCJ Co., Ltd. 73,800 752,544
MEC Co., Ltd. 60,500 2,168,838
Media Do Co., Ltd. 12,200 129,545
#*Medical Data Vision Co., Ltd. 16,200 177,375
#Medical System Network Co.,
Ltd., Class A 26,600 89,667
#Medius Holdings Co., Ltd. 2,000 10,631
#*Medley, Inc. 48,800 755,125
Megmilk Snow Brand Co., Ltd. 70,400 1,531,129
Meidensha Corp. 61,500 2,408,012
Meiho Facility Works, Ltd. 3,700 26,288
Meiji Electric Industries Co.,
Ltd. 9,300 141,978
Meiji Shipping Group Co., Ltd. 13,300 61,818
Meiko Electronics Co., Ltd. 28,900 2,381,168
Shares Value
JAPAN — (Continued)
MEITEC Group Holdings, Inc. 38,300 $ 858,560
Meiwa Corp. 48,300 289,312
Meiwa Estate Co., Ltd. 20,200 149,280
Members Co., Ltd. 1,300 11,899
#Menicon Co., Ltd. 208,701 2,190,373
*Mercari, Inc. 826,800 18,373,333
METAWATER Co., Ltd. 41,500 889,132
Micronics Japan Co., Ltd. 95,400 5,516,453
#Midac Holdings Co., Ltd. 12,800 166,037
#Mie Kotsu Group Holdings,
Inc. 60,200 215,808
Mikuni Corp. 6,400 16,056
Milbon Co., Ltd. 70,700 1,162,751
#MIMAKI ENGINEERING Co.,
Ltd. 25,200 287,351
#Mirai Industry Co., Ltd. 4,300 93,381
MIRAIT ONE Corp. 149,600 3,595,986
#Mirarth Holdings, Inc. 699,600 1,786,869
Miroku Jyoho Service Co., Ltd. 19,500 244,098
Mitachi Co., Ltd. 1,400 19,558
Mitani Corp. 5,828 89,917
#Mitsuba Corp. 51,000 430,786
Mitsubishi Kakoki Kaisha, Ltd. 67,600 1,435,174
Mitsubishi Logisnext Co., Ltd. 24,100 243,562
Mitsubishi Logistics Corp. 334,500 2,861,226
Mitsubishi Materials Corp. 428,700 12,361,322
Mitsubishi Motors Corp. 15,500 38,142
#Mitsubishi Paper Mills, Ltd. 115,400 498,974
#Mitsubishi Pencil Co., Ltd. 30,600 454,259
Mitsubishi Research Institute,
Inc. 6,100 191,787
#Mitsubishi Steel
Manufacturing Co., Ltd. 35,800 435,838
Mitsuboshi Belting, Ltd. 32,700 854,279
Mitsui DM Sugar Co., Ltd. 20,300 441,505
Mitsui E&S Co., Ltd. 40,300 1,794,769
Mitsui High-Tec, Inc. 497,800 2,400,902
#Mitsui Matsushima Holdings
Co., Ltd. 3,000 27,713
Mitsui-Soko Holdings Co., Ltd. 56,300 1,318,630
Mitsuuroko Group Holdings
Co., Ltd. 27,700 389,840
Miura Co., Ltd. 99,900 2,056,803
#Miyaji Engineering Group,
Inc. 32,900 414,822
#Miyazaki Bank, Ltd. (The) 17,400 876,429
#Miyoshi Oil & Fat Co., Ltd. 9,700 156,699
Mizuho Medy Co., Ltd. 19,600 226,418
Mizuno Corp. 74,900 1,551,313
Mochida Pharmaceutical Co.,
Ltd. 18,900 443,524
Monogatari Corp. (The) 38,800 1,045,080
Morinaga & Co., Ltd. 92,500 1,616,621
Morinaga Milk Industry Co.,
Ltd. 127,100 3,279,256
Moriroku Co., Ltd. 10,500 165,266
Morita Holdings Corp. 31,600 573,577
Morito Co., Ltd. 8,800 102,684

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 7,100 $ 231,512
Morozoff, Ltd. 5,400 54,399
Mory Industries, Inc. 12,600 81,925
MOS Food Services, Inc. 21,300 582,001
MrMax Holdings, Ltd. 7,600 38,675
#MTG Co., Ltd. 6,100 167,467
#MTI, Ltd. 10,800 51,389
#Mugen Estate Co., Ltd. 11,900 160,842
m-up Holdings, Inc. 236,600 1,265,364
#Musashi Seimitsu Industry
Co., Ltd. 150,400 2,647,063
Musashino Bank, Ltd. (The) 34,300 1,222,935
Muto Seiko Co. 2,100 30,399
Nabtesco Corp. 212,100 5,748,672
Nachi-Fujikoshi Corp. 20,000 634,643
#Nafco Co., Ltd. 14,500 204,632
Nagaileben Co., Ltd. 4,300 49,785
#Nagano Keiki Co., Ltd. 21,900 377,067
Nagase & Co., Ltd. 77,800 2,022,921
Nagase Brothers, Inc. 6,000 103,306
#Nagoya Railroad Co., Ltd. 387,300 4,337,228
Nakakita Seisakusho Co., Ltd. 800 34,124
Nakamoto Packs Co., Ltd. 1,000 12,861
Nakanishi, Inc. 60,900 853,532
#Nakano Corp. Tokyo 3,700 30,270
Nakayama Steel Works, Ltd. 107,500 438,335
#Namura Shipbuilding Co.,
Ltd. 581,800 15,840,529
Nankai Electric Railway Co.,
Ltd. 169,500 3,143,101
Nanto Bank, Ltd. (The) 37,200 1,606,068
Nanyo Corp. 4,600 44,670
Nareru Group, Inc. 1,900 29,216
#Natori Co., Ltd. 10,300 125,862
#NCD Co., Ltd. 4,300 89,200
#*NE, Inc. 9,800 46,059
#Needs Well, Inc. 2,100 7,719
NEOJAPAN, Inc. 1,000 11,539
#*Net Protections Holdings,
Inc. 328,600 1,016,091
New Art Holdings Co., Ltd. 1,100 10,375
Nextage Co., Ltd. 74,100 1,573,172
*NexTone, Inc. 15,500 169,911
NHK Spring Co., Ltd. 112,300 2,042,745
Nicca Chemical Co., Ltd. 1,500 15,675
Nice Corp. 800 10,071
Nichias Corp. 54,900 2,757,456
#Nichiban Co., Ltd. 8,200 104,347
#Nichicon Corp. 127,000 1,384,766
Nichiden Corp. 15,100 246,674
Nichiha Corp. 24,800 547,413
Nichimo Co., Ltd. 6,200 101,123
Nichirei Corp. 373,200 4,625,686
Nichireki Group Co., Ltd. 13,300 207,786
Nichirin Co., Ltd. 5,900 140,558
Nifco, Inc. 60,700 1,890,333
Nihon Dempa Kogyo Co., Ltd. 50,200 331,933
Shares Value
JAPAN — (Continued)
Nihon Denkei Co., Ltd. 300 $ 4,586
Nihon House Holdings Co.,
Ltd. 26,300 55,239
Nihon Kohden Corp. 2,800 31,093
#Nihon M&A Center Holdings,
Inc. 759,100 3,489,419
Nihon Nohyaku Co., Ltd. 71,700 471,307
#Nihon Seiko Co., Ltd. 700 57,902
Nihon Yamamura Glass Co.,
Ltd. 16,100 321,979
Niitaka Co., Ltd. 1,000 15,876
Nikkiso Co., Ltd. 155,462 1,792,862
Nikko Co., Ltd. 16,400 86,646
#Nikkon Holdings Co., Ltd. 40,000 950,344
Nippi, Inc. 1,500 136,134
Nippn Corp. 51,200 874,575
#Nippon Air Conditioning
Services Co., Ltd. 16,300 155,857
Nippon Aqua Co., Ltd. 23,200 132,950
#Nippon Avionics Co., Ltd. 4,700 155,996
Nippon Carbide Industries Co.,
Inc. 10,800 189,872
Nippon Carbon Co., Ltd. 14,600 435,369
#Nippon Chemical Industrial
Co., Ltd. 10,800 228,588
*Nippon Chemi-Con Corp. 74,700 722,013
#*Nippon Coke & Engineering
Co., Ltd. 1,445,697 1,030,900
#Nippon Concrete Industries
Co., Ltd. 58,600 130,298
Nippon Denko Co., Ltd. 384,500 959,630
Nippon Densetsu Kogyo Co.,
Ltd. 25,300 571,571
#Nippon Dry-Chemical Co.,
Ltd. 6,900 479,949
Nippon Electric Glass Co., Ltd. 139,500 6,067,065
Nippon Fine Chemical Co.,
Ltd. 2,300 39,094
Nippon Gas Co., Ltd. 136,900 2,601,153
Nippon Kayaku Co., Ltd. 170,600 1,987,900
#Nippon Kodoshi Corp. 3,400 74,167
Nippon Light Metal Holdings
Co., Ltd. 168,100 2,977,111
Nippon Paper Industries Co.,
Ltd. 424,400 3,246,415
#Nippon Parking Development
Co., Ltd. 689,200 1,273,318
#Nippon Rietec Co., Ltd. 15,100 218,092
Nippon Seiki Co., Ltd. 9,000 145,624
Nippon Seisen Co., Ltd. 2,000 16,271
Nippon Sharyo, Ltd. 6,000 142,746
*Nippon Sheet Glass Co., Ltd. 501,800 2,228,270
Nippon Shinyaku Co., Ltd. 99,000 3,310,268
Nippon Shokubai Co., Ltd. 321,800 4,641,547
Nippon Signal Co., Ltd. 102,300 878,032
Nippon Ski Resort
Development Co., Ltd. 4,000 13,250
Nippon Soda Co., Ltd. 19,700 470,598
#Nippon Thompson Co., Ltd. 94,800 563,539

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
#Nippon Yakin Kogyo Co., Ltd. 25,100 $ 776,951
Nipro Corp. 283,600 2,610,605
Nireco Corp. 1,100 15,431
Nishimatsu Construction Co.,
Ltd. 23,500 876,261
Nishimatsuya Chain Co., Ltd. 1,100 15,260
Nishi-Nippon Financial
Holdings, Inc. 177,100 4,282,270
Nishi-Nippon Railroad Co., Ltd. 54,900 1,012,871
Nishio Holdings Co., Ltd. 19,800 616,103
Nissan Shatai Co., Ltd. 8,500 54,716
Nissan Tokyo Sales Holdings
Co., Ltd. 15,300 52,270
Nissei ASB Machine Co., Ltd. 8,200 333,826
Nissei Plastic Industrial Co.,
Ltd. 8,932 50,491
Nissha Co., Ltd. 104,701 847,735
Nisshin Oillio Group, Ltd. (The) 8,500 310,223
Nisshinbo Holdings, Inc. 208,900 1,937,193
Nisso Holdings Co., Ltd. 19,400 86,901
Nissui Corp. 850,300 7,138,198
Nitta Gelatin, Inc. 12,100 98,755
NITTAN Corp. 25,600 130,108
#Nitto Boseki Co., Ltd. 52,400 5,037,547
Nitto Fuji Flour Milling Co., Ltd. 1,000 45,248
Nitto Kogyo Corp. 31,200 835,317
Nitto Seiko Co., Ltd. 36,253 169,444
Nittoc Construction Co., Ltd. 8,400 70,953
Nittoku Co., Ltd., Class B 53,400 811,074
No.1 Co., Ltd. 1,000 11,960
Noevir Holdings Co., Ltd. 22,900 692,522
Nojima Corp. 124,500 870,838
Nomura Co., Ltd. 29,800 263,884
#Nomura Micro Science Co.,
Ltd. 78,000 1,764,683
Noritake Co., Ltd. 26,400 1,050,797
Noritsu Koki Co., Ltd. 14,100 200,906
Noritz Corp. 53,400 714,839
North Pacific Bank, Ltd. 1,289,500 7,698,882
#NPC, Inc. 22,000 104,966
NPR-RIKEN Corp. 4,576 107,681
#NS Tool Co., Ltd. 15,500 84,302
#NS United Kaiun Kaisha, Ltd. 19,500 870,965
NSD Co., Ltd. 52,500 1,103,705
NSK, Ltd. 988,300 6,880,813
NSW, Inc. 5,100 81,628
NTN Corp. 1,868,000 4,473,222
#*Nxera Pharma Co., Ltd. 314,100 1,653,372
Oat Agrio Co., Ltd. 7,400 101,938
Obara Group, Inc. 5,600 137,041
Oenon Holdings, Inc. 40,800 117,697
#Ogaki Kyoritsu Bank, Ltd.
(The) 86,400 3,153,326
Ohara, Inc. 9,500 65,834
Ohba Co., Ltd. 2,500 18,702
Ohki Healthcare Holdings Co.,
Ltd. 1,100 10,318
Ohsho Food Service Corp. 19,600 400,233
OIE Sangyo Co., Ltd. 800 13,250
Shares Value
JAPAN — (Continued)
Oiles Corp. 32,000 $ 504,084
#Oisix ra daichi, Inc. 19,800 183,804
Oita Bank, Ltd. (The) 11,900 631,026
Okabe Co., Ltd. 46,900 290,047
#Okada Aiyon Corp. 9,400 142,469
Okamoto Industries, Inc. 8,500 303,060
Okamoto Machine Tool Works,
Ltd. 5,600 175,885
Okamura Corp. 45,800 704,250
#Okamura Foods Co., Ltd. 7,700 56,105
#Okasan Securities Group,
Inc. 170,600 977,638
Oki Electric Industry Co., Ltd. 327,400 4,327,555
Okinawa Cellular Telephone
Co. 31,400 659,510
#Okinawa Electric Power Co.,
Inc. (The) 77,100 548,786
Okinawa Financial Group, Inc. 21,400 728,316
OKUMA Corp. 165,900 4,119,000
Okumura Corp. 26,100 1,089,615
Okura Industrial Co., Ltd. 8,200 253,293
Okuwa Co., Ltd. 45,274 255,338
Onamba Co., Ltd. 4,800 44,403
One Career, Inc. 7,200 111,925
#Onoken Co., Ltd. 28,200 259,953
Onward Holdings Co., Ltd. 489,100 2,324,065
Ootoya Holdings Co., Ltd. 1,300 55,199
Open Up Group, Inc. 58,000 697,835
Optex Group Co., Ltd. 67,400 1,045,561
Optimus Group Co., Ltd. 30,200 69,304
Optorun Co., Ltd. 98,100 1,298,588
Organo Corp. 21,400 2,251,536
Oriental Shiraishi Corp. 266,400 708,051
#Oro Co., Ltd. 10,500 142,940
#Osaka Organic Chemical
Industry, Ltd. 21,400 563,231
Osaka Soda Co., Ltd. 7,500 109,102
#Osaka Steel Co., Ltd. 15,500 317,013
#OSAKA Titanium
Technologies Co., Ltd. 26,900 400,727
#Osaki Electric Co., Ltd. 79,200 639,207
#OSG Corp. 146,500 2,482,029
OUG Holdings, Inc. 400 10,307
#Oval Corp. 15,500 74,857
#*Oxide Corp. 33,200 510,074
OYO Corp. 2,500 46,577
Pacific Industrial Co., Ltd. 74,400 1,451,731
Pack Corp. (The) 60,700 509,572
PAL GROUP Holdings Co.,
Ltd. 106,400 1,150,494
PALTAC Corp. 18,600 582,863
Paraca, Inc. 4,200 55,134
Park24 Co., Ltd. 249,800 3,488,877
Pegasus Co., Ltd. 26,000 122,196
Penta-Ocean Construction
Co., Ltd. 525,500 5,522,076
#People Dreams &
Technologies Group Co., Ltd. 4,200 41,793
*PeptiDream, Inc. 92,600 938,846

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Pharma Foods International
Co., Ltd. 14,800 $ 64,377
PHC Holdings Corp. 61,100 429,356
*PIA Corp. 1,100 19,032
#Pickles Holdings Co., Ltd. 200 1,621
Pigeon Corp. 293,900 3,067,412
PILLAR Corp. 19,400 811,163
Pilot Corp. 22,800 717,729
#*PKSHA Technology, Inc. 39,500 806,593
Plus Alpha Consulting Co., Ltd. 47,700 684,300
Pola Orbis Holdings, Inc. 69,900 612,407
Pole To Win Holdings, Inc. 38,900 79,686
#Port, Inc. 9,500 134,069
PR Times Corp. 7,700 131,478
Premium Water Holdings, Inc. 600 12,972
Press Kogyo Co., Ltd. 191,600 1,084,317
Prestige International, Inc. 122,200 548,181
Prima Meat Packers, Ltd. 58,200 1,042,061
#Procrea Holdings, Inc. 27,500 477,052
#Pronexus, Inc. 4,400 33,001
Properst Co., Ltd. 400 988
#Pro-Ship, Inc. 11,200 116,894
#PS Construction Co., Ltd. 38,710 761,603
Punch Industry Co., Ltd. 11,600 37,298
QB Net Holdings Co., Ltd. 17,400 156,674
Qol Holdings Co., Ltd. 30,299 416,597
Quick Co., Ltd. 21,300 119,990
#Raccoon Holdings, Inc. 24,200 101,029
Raito Kogyo Co., Ltd. 109,400 2,478,627
Raiznext Corp. 27,700 452,509
Raksul, Inc. 227,700 2,996,441
Rakus Co., Ltd. 93,200 532,036
#Rasa Corp. 200 2,655
#Rasa Industries, Ltd. 7,700 364,884
Relo Group, Inc. 144,200 1,637,744
#Renaissance, Inc. 8,700 61,418
Rengo Co., Ltd. 292,000 2,504,317
#*RENOVA, Inc. 302,601 1,351,563
Resol Holdings Co., Ltd. 2,300 115,701
Resorttrust, Inc. 144,400 1,684,947
Restar Corp. 19,900 378,753
Retail Partners Co., Ltd. 33,000 288,798
Rheon Automatic Machinery
Co., Ltd. 22,300 222,335
Rhythm Co., Ltd. 3,500 92,117
Riken Keiki Co., Ltd. 10,401 221,829
Riken Technos Corp. 35,500 382,938
Riken Vitamin Co., Ltd. 30,700 617,940
#Ringer Hut Co., Ltd. 32,900 480,725
Rinnai Corp. 800 21,050
Rion Co., Ltd. 9,300 165,128
Rise Consulting Group, Inc. 2,900 10,152
Riso Kagaku Corp. 21,800 171,845
#Riso Kyoiku Group Corp. 69,313 92,561
RIX Corp. 2,300 55,167
Rock Field Co., Ltd. 1,900 17,133
#Rokko Butter Co., Ltd. 8,900 68,484
Roland Corp., Registered 19,600 483,457
Shares Value
JAPAN — (Continued)
Rorze Corp. 111,600 $ 2,378,716
Round One Corp. 255,100 1,797,574
#Royal Holdings Co., Ltd. 95,600 821,766
Ryobi, Ltd. 52,400 922,248
RYODEN Corp. 17,200 410,320
#Ryoyo Ryosan Holdings, Inc. 63,440 1,278,999
S Foods, Inc. 24,900 489,897
S&B Foods, Inc. 12,100 342,778
*SAAF Holdings Co., Ltd. 300 778
#Sac's Bar Holdings, Inc. 22,400 118,200
Sagami Holdings Corp. 2,400 30,027
Saibu Gas Holdings Co., Ltd. 31,700 490,522
Saizeriya Co., Ltd. 61,800 2,511,902
Sakai Chemical Industry Co.,
Ltd. 27,300 587,554
Sakai Heavy Industries, Ltd. 9,200 130,909
Sakai Moving Service Co., Ltd. 28,900 546,301
Sakata INX Corp. 109,200 1,675,589
Sakata Seed Corp. 16,200 425,846
#Sakura Internet, Inc. 4,000 68,923
Sala Corp. 65,999 473,622
#Samco, Inc., Class D 6,200 191,514
San Holdings, Inc. 10,800 103,757
San ju San Financial Group,
Inc. 19,700 638,532
San-A Co., Ltd. 26,200 500,358
San-Ai Obbli Co., Ltd. 58,000 824,543
Sangetsu Corp. 44,500 910,136
San-In Godo Bank, Ltd. (The) 77,900 796,877
*Sanken Electric Co., Ltd. 39,100 1,857,161
#Sanki Engineering Co., Ltd. 43,100 1,857,999
Sanko Gosei, Ltd. 35,900 224,113
Sanko Metal Industrial Co.,
Ltd. 10,500 98,016
#Sankyo Tateyama, Inc. 30,500 127,133
Sankyu, Inc. 41,400 2,468,273
#Sanoh Industrial Co., Ltd. 67,300 371,708
*Sansan, Inc. 56,300 545,628
Sansei Technologies, Inc. 16,800 264,317
Sansha Electric Manufacturing
Co., Ltd. 10,500 69,020
Sanshin Electronics Co., Ltd. 8,900 180,296
#Santec Holdings Corp.,
Registered 5,500 370,446
Santen Pharmaceutical Co.,
Ltd. 5,600 63,093
#Sanyo Chemical Industries,
Ltd. 14,700 526,021
Sanyo Denki Co., Ltd. 32,400 872,695
#Sanyo Electric Railway Co.,
Ltd. 22,941 301,151
Sanyo Trading Co., Ltd. 24,300 249,994
Sato Corp. 36,800 552,501
Sato Shoji Corp. 10,700 162,727
#Satori Electric Co., Ltd. 13,000 158,181
Sawai Group Holdings Co.,
Ltd. 301,500 4,632,147
#SBI Global Asset
Management Co., Ltd. 34,100 140,370

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
SBI Insurance Group Co., Ltd. 4,500 $ 64,148
SBS Holdings, Inc. 21,600 539,790
Scroll Corp. 31,800 268,608
Seed Co., Ltd. 12,100 45,338
Sega Sammy Holdings, Inc. 3,000 47,073
#Segue Group Co., Ltd. 10,600 35,182
Seibu Giken Co., Ltd. 1,900 21,419
Seika Corp. 23,800 357,941
Seikitokyu Kogyo Co., Ltd. 99,400 1,076,092
Seiko Electric Co., Ltd. 7,000 100,195
Seiko Group Corp. 43,200 2,156,359
Seino Holdings Co., Ltd. 190,900 2,979,951
Seiren Co., Ltd. 30,100 616,595
*Sekisui Kasei Co., Ltd. 39,000 106,690
SEMITEC Corp. 2,700 42,060
Senko Group Holdings Co.,
Ltd. 173,200 2,159,667
Senshu Electric Co., Ltd. 15,400 576,028
Senshu Ikeda Holdings, Inc. 886,900 4,691,497
#Septeni Holdings Co., Ltd. 47,200 133,406
SERAKU Co., Ltd. 7,600 81,488
Seria Co., Ltd. 65,500 1,566,803
Seven Bank, Ltd. 1,267,600 2,443,002
#SFP Holdings Co., Ltd. 6,700 96,161
Sharingtechnology, Inc. 23,800 179,433
#*Sharp Corp. 113,800 517,655
Shibaura Machine Co., Ltd. 51,700 1,424,381
Shibaura Mechatronics Corp. 149,000 22,621,418
Shibusawa Logistics Corp. 32,400 272,625
#Shibuya Corp. 18,400 419,863
#*SHIFT, Inc. 529,500 2,511,572
Shiga Bank, Ltd. (The) 63,700 3,258,090
Shikibo, Ltd. 11,500 80,513
Shikoku Bank, Ltd. (The) 59,700 787,563
Shikoku Electric Power Co.,
Inc. 192,400 1,953,186
Shima Seiki Manufacturing,
Ltd. 57,000 376,157
Shimadaya Corp. 12,000 138,701
Shimizu Bank, Ltd. (The) 7,000 113,899
Shimojima Co., Ltd. 2,800 25,121
Shin Nippon Air Technologies
Co., Ltd. 18,800 400,350
#Shin Nippon Biomedical
Laboratories, Ltd. 17,300 181,344
Shinagawa Refra Co., Ltd. 38,700 537,625
Shindengen Electric
Manufacturing Co., Ltd. 8,200 194,289
Shin-Etsu Polymer Co., Ltd. 69,500 908,735
Shinko Shoji Co., Ltd. 41,300 287,810
Shinmaywa Industries, Ltd. 181,300 2,569,181
#Shinnihonseiyaku Co., Ltd. 12,900 171,933
Shinsho Corp. 15,200 261,610
Shinwa Co., Ltd. 6,400 129,651
Shinwa Co., Ltd. 15,600 95,869
Ship Healthcare Holdings, Inc. 92,700 1,530,277
Shizuki Electric Co., Inc. 5,600 33,180
Shizuoka Gas Co., Ltd. 43,500 344,875
SHO-BOND Holdings Co., Ltd. 130,000 1,170,135
Shares Value
JAPAN — (Continued)
Shoei Co., Ltd. 82,100 $ 944,688
Shoei Foods Corp. 9,900 261,202
Showa Sangyo Co., Ltd. 30,400 620,770
SIGMAXYZ Holdings, Inc. 182,000 920,265
Siix Corp. 93,600 762,707
Simplex Holdings, Inc. 119,600 743,527
Sinanen Holdings Co., Ltd. 1,000 41,359
Sinfonia Technology Co., Ltd. 53,500 3,617,302
Sinko Industries, Ltd. 84,100 809,597
SK-Electronics Co., Ltd. 800 17,270
SKY Perfect JSAT Holdings,
Inc. 209,400 3,028,468
Skymark Airlines, Inc. 30,500 78,692
#Smaregi, Inc. 8,200 145,384
SMK Corp. 4,400 79,295
SMS Co., Ltd. 142,399 1,508,362
Socionext, Inc. 252,800 3,378,369
Soda Nikka Co., Ltd. 16,900 127,961
Softcreate Holdings Corp.,
Class B 13,400 180,161
Software Service, Inc. 2,500 207,442
Soken Chemical & Engineering
Co., Ltd. 12,900 235,739
Solasto Corp. 90,700 537,991
Soliton Systems K.K. 10,700 135,397
Sotetsu Holdings, Inc. 107,400 1,946,303
Space Co., Ltd. 1,400 13,985
SPK Corp., Registered 2,500 37,599
S-Pool, Inc. 63,500 105,792
#SRE Holdings Corp. 50,300 961,915
#SRS Holdings Co., Ltd. 30,900 249,387
St Marc Holdings Co., Ltd.,
Registered 22,600 412,268
#ST. Corp. 5,700 56,461
Star Mica Holdings Co., Ltd. 47,500 448,642
Startia Holdings, Inc. 7,500 136,766
Starts Corp., Inc. 28,900 917,059
Starzen Co., Ltd. 55,200 472,345
#Stella Chemifa Corp. 13,300 456,956
Step Co., Ltd. 4,200 66,597
STI Foods Holdings, Inc. 11,273 95,074
Strike Co., Ltd. 13,800 377,071
#Studio Alice Co., Ltd. 8,200 105,889
Subaru Enterprise Co., Ltd. 2,500 48,943
Sugimoto & Co., Ltd.,
Registered 14,500 133,194
#Sukegawa Electric Co., Ltd. 2,000 102,295
SUMCO Corp. 569,566 5,959,286
Sumida Corp. 162,600 1,246,958
#Sumiseki Holdings, Inc. 18,800 81,898
Sumitomo Bakelite Co., Ltd. 39,200 1,382,393
Sumitomo Heavy Industries,
Ltd. 179,494 5,603,806
Sumitomo Osaka Cement Co.,
Ltd. 96,300 2,602,585
*Sumitomo Pharma Co., Ltd. 29 432
Sumitomo Rubber Industries,
Ltd. 210,200 3,392,960

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Sumitomo Seika Chemicals
Co., Ltd. 7,900 $ 274,498
Sun Frontier Fudousan Co.,
Ltd. 42,100 667,825
#Suncall Corp. 234,500 1,450,233
Sundrug Co., Ltd. 2,600 69,441
Sun-Wa Technos Corp. 10,000 194,477
Suruga Bank, Ltd. 495,800 6,232,051
Suzuden Corp. 6,200 68,728
Suzuken Co., Ltd. 71,300 2,878,623
Suzuki Co., Ltd. 14,900 241,958
Suzumo Machinery Co., Ltd.,
Class A 1,600 14,604
SWCC Corp. 94,100 7,039,505
Synchro Food Co., Ltd. 15,200 59,022
System Research Co., Ltd. 10,600 134,957
System Support Holdings, Inc. 17,800 161,084
#Systems Engineering
Consultants Co., Ltd. 9,500 212,466
Systena Corp. 270,200 889,807
#Syuppin Co., Ltd. 28,800 216,196
T Hasegawa Co., Ltd. 27,100 499,100
T. RAD Co., Ltd. 1,400 77,415
#Tachibana Eletech Co., Ltd.,
Class S 14,200 280,299
Tachi-S Co., Ltd., Class S 88,900 1,212,535
Tadano, Ltd. 215,700 1,592,651
Taihei Dengyo Kaisha, Ltd. 36,500 529,068
Taiheiyo Cement Corp. 123,400 3,390,980
Taiheiyo Kouhatsu, Inc. 300 1,766
Taiho Kogyo Co., Ltd., Class A 13,200 72,392
Taikisha, Ltd. 20,800 465,189
Taiko Bank, Ltd. (The) 3,900 59,893
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 10,039
Taiyo Holdings Co., Ltd. 79,600 2,580,060
Taiyo Yuden Co., Ltd. 246,300 5,174,759
Takamatsu Construction
Group Co., Ltd. 20,500 507,649
#Takamiya Co., Ltd. 45,700 130,944
Takaoka Toko Co., Ltd. 12,701 380,799
Takara & Co., Ltd. 6,900 189,654
Takara Bio, Inc. 161,400 849,584
Takara Holdings, Inc. 234,500 2,423,896
Takara Standard Co., Ltd. 35,700 681,785
Takasago International Corp. 79,900 781,597
Takasago Thermal
Engineering Co., Ltd. 13,600 394,088
Takashima & Co., Ltd. 97,102 569,670
Takashimaya Co., Ltd. 481,200 6,020,459
Take And Give Needs Co., Ltd. 12,700 65,451
TAKEBISHI Corp. 4,100 60,679
Takeuchi Manufacturing Co.,
Ltd. 50,800 2,104,317
#Taki Chemical Co., Ltd. 3,300 83,965
#Tama Home Co., Ltd. 15,600 375,690
Tamron Co., Ltd. 109,600 730,382
#Tamura Corp. 202,700 838,342
Shares Value
JAPAN — (Continued)
TANABE ENGINEERING
Corp. 900 $ 16,266
Tanseisha Co., Ltd. 113,400 1,124,002
Taoka Chemical Co., Ltd. 2,400 17,612
Tauns Laboratories, Inc. 3,300 11,381
Tayca Corp. 21,200 191,166
Tazmo Co., Ltd. 11,500 189,057
#TDC Soft, Inc. 28,000 221,989
TechMatrix Corp. 47,800 655,058
TECHNO HORIZON Co., Ltd. 3,400 27,066
Techno Ryowa, Ltd. 8,400 423,104
Techno Smart Corp. 1,200 16,072
Technoflex Corp. 2,600 34,721
Teijin, Ltd. 458,000 4,437,190
#Teikoku Electric
Manufacturing Co., Ltd. 15,400 303,987
Tekken Corp. 15,700 494,632
Temairazu, Inc., Registered 2,400 48,308
Tenpos Holdings Co., Ltd. 1,200 29,288
Tera Probe, Inc. 5,901 283,077
Terasaki Electric Co., Ltd. 5,000 142,292
#Tess Holdings Co., Ltd. 195,501 466,384
THK Co., Ltd. 28,300 843,166
TKC Corp. 9,500 250,340
TOA Corp. 87,800 1,787,190
#TOA ROAD Corp. 18,100 204,279
Toagosei Co., Ltd. 48,200 548,679
TOBISHIMA HOLDINGS, Inc. 33,700 530,208
Tobu Railway Co., Ltd. 13,400 236,884
Tocalo Co., Ltd. 83,900 1,403,772
#Tochigi Bank, Ltd. (The) 408,100 2,211,666
Toda Corp. 278,900 2,439,878
Toenec Corp. 49,000 649,585
Togami Electric Manufacturing
Co., Ltd. 600 18,184
Toho Bank, Ltd. (The) 717,300 2,794,615
Toho Co., Ltd. 33,900 280,852
Toho Gas Co., Ltd. 40,700 1,349,543
Toho Holdings Co., Ltd. 18,900 566,412
#Toho Titanium Co., Ltd. 67,800 817,942
#*Toho Zinc Co., Ltd. 26,700 287,320
Tokai Carbon Co., Ltd. 463,600 3,206,672
Tokai Corp. 24,500 391,339
TOKAI Holdings Corp. 111,200 827,548
Tokai Rika Co., Ltd. 58,700 1,191,048
Tokai Tokyo Financial
Holdings, Inc. 492,600 2,363,049
#Tokushu Tokai Paper Co.,
Ltd. 15,600 167,165
#Tokuyama Corp. 180,600 4,727,491
Tokyo Base Co., Ltd. 38,100 104,228
#Tokyo Electron Device, Ltd. 28,200 646,227
#Tokyo Energy & Systems,
Inc. 48,600 577,176
Tokyo Keiki, Inc. 800 34,384
Tokyo Kiraboshi Financial
Group, Inc. 35,100 2,291,307
Tokyo Rope Manufacturing
Co., Ltd. 11,500 125,019

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Tokyo Sangyo Co., Ltd. 13,100 $ 81,185
Tokyo Seimitsu Co., Ltd. 101,300 9,160,735
Tokyo Steel Manufacturing
Co., Ltd. 152,100 1,488,856
#Tokyo Tekko Co., Ltd. 17,800 711,954
Tokyotokeiba Co., Ltd. 16,200 562,894
Tokyu Construction Co., Ltd. 300,200 2,485,125
Toli Corp. 70,600 348,744
Tomato Bank, Ltd. 2,900 30,248
Tomoe Engineering Co., Ltd. 30,500 381,201
Tomoku Co., Ltd. 7,500 168,466
TOMONY Holdings, Inc. 476,900 2,698,909
Tomy Co., Ltd. 72,900 1,287,777
Topre Corp. 48,400 788,469
Topy Industries, Ltd. 16,200 328,705
#Torex Semiconductor, Ltd. 3,917 37,453
#Toridoll Holdings Corp. 33,200 899,194
Torishima Pump
Manufacturing Co., Ltd., Class
A 22,700 318,147
Tosei Corp. 81,000 824,913
Toshiba TEC Corp. 30,900 520,008
Tosho Co., Ltd. 22,000 106,392
Totech Corp. 25,600 667,133
Totetsu Kogyo Co., Ltd. 20,800 627,668
Toukei Computer Co., Ltd. 1,000 27,324
Toumei Co., Ltd. 6,900 48,979
#Towa Bank, Ltd. (The) 75,100 560,353
Towa Corp. 32,800 634,269
#Towa Pharmaceutical Co.,
Ltd. 31,600 736,432
#Toyo Corp. 16,800 194,508
#Toyo Gosei Co., Ltd. 600 34,384
#Toyo Innovex Co., Ltd. 14,300 63,036
Toyo Kanetsu KK 17,400 300,152
Toyo Seikan Group Holdings,
Ltd. 1,400 35,168
#Toyo Tanso Co., Ltd. 87,500 3,063,011
Toyo Tire Corp. 800 21,558
Toyobo Co., Ltd. 267,900 2,302,835
Toyoda Gosei Co., Ltd. 133,600 3,629,701
#Toyota Boshoku Corp. 199,501 3,352,176
Traders Holdings Co., Ltd. 16,900 106,378
Transaction Co., Ltd. 34,100 263,719
*Transaction Media Networks,
Inc. 5,500 15,902
Transcosmos, Inc. 19,000 464,346
TRE Holdings Corp. 139,800 1,553,333
#Treasure Factory Co., Ltd. 20,500 226,050
Tri Chemical Laboratories, Inc. 158,700 3,394,983
#Trial Holdings, Inc. 5,100 95,613
Trusco Nakayama Corp. 66,000 1,044,380
#*Tsubaki Nakashima Co., Ltd. 109,100 246,829
Tsubakimoto Chain Co. 56,500 866,949
Tsubakimoto Kogyo Co., Ltd. 8,400 155,519
#Tsuburaya Fields Holdings,
Inc. 164,400 1,953,489
Tsugami Corp. 101,600 2,114,197
Tsukada Global Holdings, Inc. 15,500 57,072
Shares Value
JAPAN — (Continued)
Tsukishima Holdings Co., Ltd. 85,100 $ 1,639,000
#Tsukuba Bank, Ltd. 602,300 1,991,268
Tsumura & Co. 144,100 3,814,082
Tsurumi Manufacturing Co.,
Ltd. 21,000 297,044
#TWOSTONE&Sons 5,600 24,177
UACJ Corp. 117,420 1,859,569
UBE Corp. 253,000 4,380,676
#Ubicom Holdings, Inc. 8,600 57,813
Uchida Yoko Co., Ltd. 45,500 612,330
ULS Group, Inc. 26,000 96,072
Ultrafabrics Holdings Co., Ltd. 6,900 33,458
Ulvac, Inc. 83,044 4,468,204
U-Next Holdings Co., Ltd. 38,400 463,508
#Unipres Corp. 138,300 1,223,775
UNISOL Holdings Co.rp. 29,300 433,631
United Arrows, Ltd. 42,000 654,804
United Super Markets
Holdings, Inc. 85,581 517,614
#*Universal Entertainment
Corp. 116,100 585,543
Urbanet Corp. Co., Ltd. 24,700 90,467
User Local, Inc. 24,700 296,541
Ushio, Inc. 120,000 2,154,804
UT Group Co., Ltd. 1,958,500 2,615,396
V Technology Co., Ltd. 17,100 345,303
Valor Holdings Co., Ltd. 37,700 855,374
Valqua, Ltd. 23,000 650,071
#Value HR Co., Ltd. 17,700 159,376
ValueCommerce Co., Ltd. 18,600 78,012
Vector, Inc. 39,300 371,447
Vega Corp. Co., Ltd. 6,000 56,398
Vertex Corp. 19,100 163,934
Vision, Inc. 172,300 1,443,094
*Visional, Inc. 23,100 1,275,696
Vital KSK Holdings, Inc. 50,400 458,063
VT Holdings Co., Ltd. 157,400 555,073
Wacoal Holdings Corp. 17,800 502,753
Wacom Co., Ltd. 163,100 788,750
Wakachiku Construction Co.,
Ltd. 4,100 122,128
Wakita & Co., Ltd. 44,500 581,275
Warabeya Nichiyo Holdings
Co., Ltd. 18,200 405,860
#Waseda Academy Co., Ltd. 5,100 68,932
#Watahan & Co., Ltd. 14,400 131,995
Wavelock Holdings Co., Ltd. 1,300 11,149
#WDB Holdings Co., Ltd. 9,800 101,837
#Wealth Management, Inc. 1,500 10,268
Weathernews, Inc. 13,700 361,905
Wellneo Sugar Co., Ltd. 10,500 194,535
#West Holdings Corp. 78,200 806,536
#Will Group, Inc. 12,900 99,514
#WingArc1st, Inc. 18,900 399,417
WIN-Partners Co., Ltd. 100 858
Workman Co., Ltd. 7,200 296,849
World Co., Ltd. 48,200 979,560
World Holdings Co., Ltd. 12,800 209,682
#*W-Scope Corp. 20,500 22,459

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
#Xebio Holdings Co., Ltd. 46,500 $ 324,650
YAC Holdings Co., Ltd. 72,800 521,955
Yahagi Construction Co., Ltd. 45,400 682,795
YAKUODO Holdings Co., Ltd. 15,242 198,306
YAMABIKO Corp. 36,900 767,853
YAMADA Consulting Group
Co., Ltd. 7,700 86,304
Yamada Holdings Co., Ltd. 411,000 1,444,335
Yamae Group Holdings Co.,
Ltd. 21,400 387,464
#Yamagata Bank, Ltd. (The) 33,200 475,208
Yamaguchi Financial Group,
Inc. 288,500 4,593,258
#Yamaichi Electronics Co.,
Ltd. 60,500 2,310,029
#Yamami Co. 1,400 44,153
#Yamanashi Chuo Bank, Ltd.
(The) 36,900 1,131,447
#Yamatane Corp. 20,300 297,539
Yamau Holdings Co., Ltd. 900 14,597
#Yamaura Corp. 2,400 22,870
Yamax Corp. 8,600 113,061
Yamaya Corp. 2,200 31,761
Yamazen Corp. 85,800 792,590
#Yashima Denki Co., Ltd. 19,600 389,433
Yellow Hat, Ltd. 121,900 1,333,108
Yodoko, Ltd. 13,800 125,333
Yokogawa Bridge Holdings
Corp. 59,500 1,199,566
Yokorei Co., Ltd. 85,699 703,325
Yokowo Co., Ltd. 28,501 403,884
#Yondenko Corp. 40,700 441,669
Yondoshi Holdings, Inc. 20,400 240,817
Yonex Co., Ltd. 54,700 1,154,210
Yorozu Corp. 15,200 100,210
Yoshicon Co., Ltd. 2,100 39,615
#*Yoshimura Food Holdings
KK 12,100 68,242
#Yoshinoya Holdings Co., Ltd. 177,300 3,512,439
#Yossix Holdings Co., Ltd. 6,300 128,442
Yotai Refractories Co., Ltd.,
Registered 800 9,433
Yuasa Trading Co., Ltd. 16,100 590,730
#Yukiguni Factory Co., Ltd. 22,600 155,589
Yurtec Corp. 46,100 811,965
#Yushin Co 8,400 41,439
Yutaka Giken Co., Ltd. 800 17,062
Zacros Corp. 59,300 447,460
Zenrin Co., Ltd. 40,500 275,408
Zeon Corp. 446,600 5,461,629
ZERIA Pharmaceutical Co.,
Ltd. 28,500 379,483
#ZIGExN Co., Ltd. 74,900 227,235
Zojirushi Corp., Class B 3,900 39,086
Zuiko Corp. 6,300 41,044
TOTAL JAPAN 1,172,030,045
NETHERLANDS — (2.4%)
Aalberts NV, Registered 128,363 4,956,890
Shares Value
NETHERLANDS — (Continued)
Acomo NV 27,130 $ 802,042
Aegon, Ltd. 471,165 3,687,125
Aegon, Ltd.- NYS 996,803 7,765,095
*AFC Ajax NV 38 428
Akzo Nobel NV 221,610 15,633,816
Ω*Alfen N.V. 3,379 45,324
Allfunds Group PLC 403,625 3,923,025
AMG Critical Materials NV 71,660 3,079,254
APERAM SA 99,254 4,314,570
#Arcadis NV 52,051 2,341,917
#*Avantium NV 482 3,786
Ω*Basic-Fit NV 91,440 3,500,606
BE Semiconductor Industries
NV 84,568 16,549,806
#Brunel International NV 26,553 236,285
#*CM.com NV 3,925 20,545
Corbion NV 80,646 1,941,843
ΩCTP NV 168,698 3,676,684
#*Fastned BV, Class A 561 14,649
*Flow Traders, Ltd. 86,106 2,812,904
ForFarmers NV 66,504 439,098
Fugro NV 11,177 154,907
*Havas NV 57,034 1,183,860
#IMCD NV 56,683 5,312,388
#*InPost SA 276,791 4,346,572
Kendrion NV 12,825 226,724
Koninklijke BAM Groep NV 629,091 6,615,866
Koninklijke Heijmans NV 58,280 4,763,183
Koninklijke Vopak NV 105,282 5,267,983
*Magnum Ice Cream Co. NV
(The) 2,000 35,500
Nedap NV 2,970 307,395
#*Pharming Group NV 1,079,566 2,198,740
#PostNL NV 200,734 282,505
#Randstad NV 154,909 5,548,919
SBM Offshore NV 258,695 9,300,439
#*SIF Holding NV 1,620 14,801
ΩSignify NV 215,855 4,599,161
#Sligro Food Group NV 46,274 625,369
TKH Group NV 61,014 2,688,570
*TomTom NV 57,623 434,617
Van Lanschot Kempen NV 48,293 2,935,797
TOTAL NETHERLANDS 132,588,988
NEW ZEALAND — (0.2%)
AFT Pharmaceuticals, Ltd. 1,337 3,049
Air New Zealand, Ltd. 1,382,800 485,105
Briscoe Group, Ltd. 1,327 4,005
CDL Investments New
Zealand, Ltd. 284 131
Channel Infrastructure NZ, Ltd. 635,339 1,118,270
#Colonial Motor Co., Ltd. (The) 8 41
Delegat Group, Ltd. 104 282
*Fletcher Building, Ltd. 419,954 949,996
Freightways Group, Ltd. 174,153 1,537,914
Genesis Energy, Ltd. 453,941 667,197
#*Gentrack Group, Ltd. 44,995 207,652
Hallenstein Glasson Holdings,
Ltd. 40,885 244,820

Dimensional International Small Cap ETF
continued
Shares Value
NEW ZEALAND — (Continued)
#Heartland Group Holdings,
Ltd. 890,215 $ 648,829
#*KMD Brands, Ltd. 170,653 28,385
Napier Port Holdings, Ltd. 9,520 21,766
NZME, Ltd. 3,618 2,506
NZX, Ltd. 323,482 294,466
*Oceania Healthcare, Ltd. 695,176 357,406
PGG Wrightson, Ltd. 2,410 3,323
*Rakon, Ltd. 10,360 8,867
*Ryman Healthcare, Ltd. 812,171 1,365,654
Sanford, Ltd. 2,932 12,946
Scales Corp., Ltd. 148,704 517,177
*Serko, Ltd. 34,967 62,392
Skellerup Holdings, Ltd. 162,725 508,854
SKY Network Television, Ltd. 128,248 259,087
#*SKYCITY Entertainment
Group, Ltd. 830,179 464,475
*Steel & Tube Holdings, Ltd. 9,152 3,709
Summerset Group Holdings,
Ltd. 242,820 1,699,284
#Tourism Holdings, Ltd. 15,015 23,340
#TOWER, Ltd. 487,159 568,691
Turners Automotive Group,
Ltd. 5,315 27,647
#*Vista Group International,
Ltd. 216,929 244,050
#*Warehouse Group, Ltd.
(The), Registered 34,693 15,318
TOTAL NEW ZEALAND 12,356,634
NORTHERN IRELAND — (0.0%)
*Morrow Bank AB 31,302 46,499
TOTAL NORTHERN IRELAND 46,499
NORWAY — (0.8%)
2020 Bulkers, Ltd. 111,689 1,665,029
ABG Sundal Collier Holding
ASA 458,084 386,069
AF Gruppen ASA 20,377 391,872
#*Agilyx ASA 4,470 10,012
*Akastor ASA 129,465 180,729
*Aker BioMarine ASA 34,374 345,923
Aker Solutions ASA 317,118 1,159,577
*Archer, Ltd. 63,328 167,242
*ArcticZymes Technologies
ASA 4,864 11,249
Arendals Fossekompani ASA 104 1,679
*Atea ASA, Class A 65,698 1,054,010
Austevoll Seafood ASA 15,956 154,090
#*BEWi ASA 42,003 72,637
*BLUENORD ASA 19,172 895,781
Bonheur ASA 1,282 33,789
Borregaard ASA 19,442 392,524
Bouvet ASA 68,729 416,711
*BW Energy, Ltd. 49,766 239,523
BW Offshore, Ltd. 124,953 611,810
*Cadeler A/S 48,718 291,576
*Cloudberry Clean Energy
ASA 222,861 287,426
DNO ASA 468,128 789,069
Shares Value
NORWAY — (Continued)
Ω#*Elkem ASA 596,064 $ 1,778,434
*Elliptic Laboratories ASA 32,635 16,540
ΩElmera Group ASA 119,200 499,199
Elopak ASA 112,114 585,153
*Endur ASA 17,606 180,479
#*Ensurge Micropower ASA 455,926 40,230
ΩEuropris ASA 141,916 1,308,417
#*FLEX LNG, Ltd. 425 11,348
#*FLEX LNG, Ltd. 15,939 425,571
*Grieg Seafood ASA 227,819 1,765,772
*Hexagon Purus ASA 90,591 15,572
*Himalaya Shipping, Ltd. 30,618 330,452
*Himalaya Shipping, Ltd. 21,260 230,884
Hoegh Autoliners ASA 209,622 2,351,930
ΩKid ASA 35,497 461,507
Kitron ASA 388,861 3,340,079
ΩKlaveness Combination
Carriers ASA 23,098 212,956
*Kongsberg Automotive ASA 1,394,414 313,774
*LINK Mobility Group Holding
ASA 349,913 1,222,994
*Magnora ASA 49,412 108,357
Medistim ASA 1,926 44,744
MPC Container Ships ASA 1,108,734 2,153,582
Ω#Multiconsult ASA 23,942 424,015
*Napatech A/S 38,854 136,205
*Nekkar ASA 51,770 65,798
#*NEL ASA 1,053,029 241,124
NORBIT ASA 83,363 1,599,686
Norconsult Norge A/S 7,678 36,314
Ω#*Norske Skog ASA 24,449 47,273
Norwegian Air Shuttle ASA 76,660 130,015
*NRC Group ASA 20,069 19,172
Odfjell Drilling, Ltd. 14,257 142,139
Odfjell SE, Class A 10,280 146,076
Odfjell Technology, Ltd. 18,731 114,153
*OKEA ASA 48,415 118,275
ΩOkeanis Eco Tankers Corp. 4,607 185,978
ΩOkeanis Eco Tankers Corp. 7,827 316,915
#*Panoro Energy ASA 188,134 429,223
Paratus Energy Services, Ltd. 85,148 413,896
Pareto Bank ASA 46,862 395,437
*Petronor E&P ASA 56,890 60,807
Pexip Holding ASA 100,142 806,431
*PhotoCure ASA 46,837 337,162
Ω*poLight ASA 128,447 86,443
Rana Gruber ASA, Class A 28,900 234,535
Reach Subsea ASA 36,068 27,805
#*Salmon Evolution ASA 360,630 184,466
*SATS ASA 382,220 1,600,705
Ω*Scatec ASA 308,804 3,709,232
*Sea1 offshore, Inc. 60,457 156,826
*SED Energy Holdings PLC 53,907 47,061
Selvaag Bolig ASA 36,595 131,908
#*SmartCraft ASA 53,653 121,290
Solstad Maritime Holding A/S 131,027 297,570
Solstad Offshore ASA 30,361 160,676
Sparebanken More 23,007 263,169

Dimensional International Small Cap ETF
continued
Shares Value
NORWAY — (Continued)
Stolt-Nielsen, Ltd., Class R 9,924 $ 312,740
TGS ASA 472,277 4,969,239
Wilh. Wilhelmsen Holding
ASA, Class A 1,997 142,508
Wilh. Wilhelmsen Holding
ASA, Class B 325 20,619
Zalaris ASA 10,082 93,688
*Zaptec ASA 125,862 302,885
TOTAL NORWAY 45,985,760
PORTUGAL — (0.4%)
#Altri SGPS SA 55,139 284,032
Banco Comercial Portugues
SA, Class R 2,142,525 2,330,682
Corticeira Amorim SGPS SA 46,747 372,050
CTT-Correios de Portugal SA 188,586 1,523,352
EDP Renovaveis SA 113,731 1,731,848
Galp Energia SGPS SA 316,909 6,307,416
Ibersol SGPS SA 12,345 156,409
#Mota-Engil SGPS SA 113,475 601,542
#Navigator Co. SA (The) 238,456 906,075
NOS SGPS SA 271,777 1,417,762
REN - Redes Energeticas
Nacionais SGPS SA 454,073 1,858,254
Semapa-Sociedade de
Investimento e Gestao 12,923 344,375
Sonae SGPS SA 1,104,282 2,325,275
TOTAL PORTUGAL 20,159,072
SINGAPORE — (1.3%)
#*AEM Holdings, Ltd. 1,365,915 2,077,396
ASL Marine Holdings, Ltd. 264,700 64,663
Aztech Global, Ltd. 296,500 154,208
Banyan Tree Holdings, Ltd. 22,200 11,721
BRC Asia, Ltd. 21,700 71,649
#Centurion Corp., Ltd. 263,100 315,139
China Aviation Oil Singapore
Corp., Ltd. 332,600 458,668
City Developments, Ltd. 560,500 4,098,850
ComfortDelGro Corp., Ltd. 5,008,600 5,801,924
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 2,493,000 229,851
CSE Global, Ltd. 1,140,678 1,006,745
Delfi, Ltd. 361,500 253,534
DFI Retail Group Holdings,
Ltd. 332,400 1,369,488
Far East Orchard, Ltd. 22,208 22,751
First Resources, Ltd. 704,800 1,188,552
Food Empire Holdings, Ltd. 253,400 539,149
Frasers Property, Ltd. 160,800 143,187
Frencken Group, Ltd. 1,539,900 2,026,504
*Gallant Venture, Ltd. 163,400 9,786
Genting Singapore, Ltd. 34,500 19,982
#Geo Energy Resources, Ltd. 879,800 294,653
Golden Agri-Resources, Ltd. 5,938,700 1,357,150
GuocoLand, Ltd. 48,800 103,830
Hiap Hoe, Ltd. 600 293
Ho Bee Land, Ltd. 149,800 288,032
Hong Fok Corp., Ltd. 541,100 364,571
Shares Value
SINGAPORE — (Continued)
Hong Leong Asia, Ltd. 263,700 $ 712,759
Hotel Grand Central, Ltd. 100 58
Hour Glass, Ltd. (The) 79,800 140,861
HRnetgroup, Ltd. 6,400 3,757
Hutchison Port Holdings Trust,
Class U 5,488,600 1,262,378
#iFAST Corp., Ltd. 397,500 3,301,537
Indofood Agri Resources, Ltd. 2,100 654
ISDN Holdings, Ltd. 41,875 13,199
Keppel Infrastructure Trust 3,775,285 1,547,004
#LHN, Ltd. 201,100 107,760
Marco Polo Marine, Ltd. 5,460,900 645,497
*Mermaid Maritime PCL 845,400 83,274
Mewah International, Inc. 700 185
*mm2 Asia, Ltd. 263,400 623
#Nanofilm Technologies
International, Ltd. 143,900 64,636
NETLINK NBN TRUST 3,956,200 3,055,221
*Oceanus Group, Ltd. 1,302,300 4,105
#Olam Group, Ltd. 1,220,600 856,055
OUE, Ltd. 101,100 94,009
*Oxley Holdings, Ltd. 27,300 1,829
Pan-United Corp., Ltd. 71,800 65,067
Propnex, Ltd. 233,600 403,139
Q&M Dental Group Singapore,
Ltd. 161,400 65,501
QAF, Ltd. 15,200 11,439
#*Raffles Education, Ltd. 639,500 81,638
Raffles Medical Group, Ltd. 962,200 754,444
#*Rex International Holding,
Ltd. 1,808,200 220,860
#Riverstone Holdings, Ltd. 968,100 583,606
SATS, Ltd. 926,600 2,767,387
SBS Transit, Ltd. 14,700 37,879
Seatrium, Ltd. 3,018,600 5,019,106
Sheng Siong Group, Ltd. 1,306,900 2,801,235
SIA Engineering Co., Ltd.,
Registered 463,300 1,204,799
Singapore Land Group, Ltd. 102,500 281,895
StarHub, Ltd. 622,300 559,040
Straits Trading Co., Ltd. 178,230 252,809
Tai Sin Electric, Ltd. 200 79
*Thomson Medical Group, Ltd. 842,200 40,484
Tiong Woon Corp. Holding,
Ltd. 97,200 75,447
Tuan Sing Holdings, Ltd. 1,077,750 293,005
UMS Integration, Ltd. 1,694,750 1,789,570
UOB-Kay Hian Holdings, Ltd. 546,417 1,356,354
UOL Group, Ltd. 770,900 6,585,151
Venture Corp., Ltd. 546,200 7,037,329
Vicom, Ltd. 200 260
Wee Hur Holdings, Ltd. 1,084,300 760,463
Wing Tai Holdings, Ltd. 453,200 589,267
TOTAL SINGAPORE 67,804,930
SPAIN — (1.9%)
Acciona SA 32,324 6,975,628
Acerinox SA 393,676 5,858,915
ΩAedas Homes SA 15,149 430,727

Dimensional International Small Cap ETF
continued
Shares Value
SPAIN — (Continued)
Almirall SA 113,615 $ 1,705,752
*Amper SA 1,206,119 272,050
#Atresmedia Corp. de Medios
de Comunicacion SA 158,064 987,218
#Audax Renovables SA 182,813 286,210
Azkoyen SA 32 334
Banco de Sabadell SA 461,775 1,815,611
Bankinter SA 344,104 5,903,043
CIE Automotive SA 49,182 1,685,077
Construcciones y Auxiliar de
Ferrocarriles SA 24,702 1,654,480
Corp ACCIONA Energias
Renovables SA 71,858 1,827,695
*Deoleo SA 13,813 3,927
*Distribuidora Internacional de
Alimentacion SA 15,492 721,540
Ebro Foods SA 56,700 1,238,445
*eDreams ODIGEO SA 82,699 344,341
Elecnor SA 59,312 1,898,086
Enagas SA 337,547 5,575,722
#*Ence Energia y Celulosa SA 159,382 422,071
*Ercros SA 23,548 95,808
Faes Farma SA 381,411 2,373,099
Fluidra SA 132,275 3,858,506
ΩGestamp Automocion SA 256,812 926,330
Ω#Global Dominion Access SA 114,227 472,900
*Grenergy Renovables SA 21,368 2,442,914
Grifols SA 385,552 4,949,090
Grupo Empresarial San Jose
SA 3,460 34,123
Indra Sistemas SA 104,797 6,807,105
Laboratorios Farmaceuticos
Rovi SA 12,707 1,086,908
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 482,689 675,298
Logista Integral SA 68,577 2,514,387
Mapfre SA 440,677 2,022,570
Melia Hotels International SA 165,533 1,482,861
Miquel y Costas & Miquel SA 276 4,597
Ω#*Neinor Homes SA 67,163 1,606,006
*Nueva Expresion Textil SA 164,766 191,310
*Obrascon Huarte Lain SA 498,327 212,828
Pharma Mar SA 24,697 2,319,622
Prim SA 28 427
ΩProsegur Cash SA 208,809 159,231
*Realia Business SA 360 437
Redeia Corp. SA 369,391 6,411,543
Renta 4 Banco SA 12 270
Sacyr SA 771,699 3,641,008
*Solaria Energia y Medio
Ambiente SA 94,312 2,085,774
Ω#*Talgo SA 18,677 65,102
*Tecnicas Reunidas SA 92,234 3,498,085
#Tubacex SA 47,975 196,619
ΩUnicaja Banco SA 1,866,237 6,407,433
Vidrala SA 29,139 3,060,950
Viscofan SA 61,752 4,143,345
TOTAL SPAIN 103,353,358
Shares Value
SWEDEN — (2.6%)
ΩAcadeMedia AB 173,194 $ 1,843,020
AddLife AB, Class B 161,473 2,489,883
Addnode Group AB, Class B 131,555 1,273,604
AFRY AB 226,475 3,615,004
ΩAlimak Group AB 27,324 421,022
Alleima AB 318,958 2,805,036
Alligo AB, Class B 29,106 416,916
ΩAmbea AB, Class B 219,281 3,368,885
*Annehem Fastigheter AB,
Class B 270 500
AQ Group AB 112,587 2,491,547
Arjo AB, Class B 609,943 1,841,077
#Atrium Ljungberg AB, Class B 140,899 537,270
ΩAttendo AB 232,929 2,339,223
Beijer Alma AB, Class B 50,992 1,523,611
Bergman & Beving AB 35,665 1,116,011
Betsson AB, Class B 125,626 1,484,423
#*Better Collective A/S 38,144 457,612
*BHG Group AB 239,951 832,703
*BICO Group AB, Class B 26,046 50,755
Bilia AB, Class A 66,397 945,823
Billerud Aktiebolag 329,035 2,679,932
Ω*BioArctic AB, Class B 8,700 313,514
BioGaia AB, Class B 133,981 1,658,823
Bjorn Borg AB 4,709 31,173
*Bonava AB, Class B 291,283 427,765
Ω#*BoneSupport Holding AB 11,106 232,100
Ω#*Boozt AB 105,207 1,074,978
ΩBravida Holding AB 290,261 2,883,838
BTS Group AB, Class B 3,752 54,083
Bufab AB 178,510 1,993,964
Bulten AB 35,297 197,972
Byggmax Group AB 76,890 490,755
*Carasent AB 47,016 137,294
Catella AB 35,262 108,348
*Cavotec Group AB 208 347
Cellavision AB 18,723 311,759
#*Cint Group AB 293,151 95,639
Clas Ohlson AB, Class B 50,133 1,727,308
Cloetta AB, Class B 298,857 1,469,935
*Coffee Stain Group AB 192,267 402,681
Coinshares International, Ltd. 40,598 448,987
Ω#Coor Service Management
Holding AB 218,922 1,304,542
#Corem Property Group AB,
Class B 202,907 94,666
Corem Property Group AB,
Class D 3,731 100,732
CTT Systems AB 2,952 54,556
Dios Fastigheter AB 224,700 1,638,497
ΩDometic Group AB 405,677 1,759,778
Duni AB 14,365 170,064
Ω*Dustin Group AB 591,639 115,624
*Dynavox Group AB 231,614 2,289,387
Eastnine AB 46,875 263,439
*Egetis Therapeutics AB 2,191 1,285
Elanders AB, Class B 9,715 65,079
*Electrolux AB, Class B 343,051 2,781,688

Dimensional International Small Cap ETF
continued
Shares Value
SWEDEN — (Continued)
Electrolux Professional AB,
Class B 302,589 $ 2,102,203
Elekta AB, Class B 938,793 6,066,137
#*Embracer Group AB, Class
B 213,713 1,175,123
#*Enad Global 7 AB 31,015 43,025
*Enea AB 22,214 167,880
#Engcon AB, Class B 41,109 370,583
Ependion AB 3,708 44,652
Ework Group AB 5,963 64,061
Fagerhult Group AB 50,296 212,780
*Fasadgruppen Group AB 11,496 34,804
*Fastighets AB Trianon, Class
B 12,228 26,991
*Fastighetsbolaget Emilshus
AB, Class B 3,078 18,463
FastPartner AB, Class A 57,937 299,756
FastPartner AB, Class D 6,511 55,164
Fenix Outdoor International AG 3,375 200,161
FormPipe Software AB 132 343
G5 Entertainment AB 7,842 83,184
*GiG Software PLC 216 69
Granges AB 96,798 1,633,666
*Gruvaktiebolaget Viscaria 84,057 191,335
Hanza AB 36,049 566,049
Heba Fastighets AB, Class B 130,691 442,908
Hemnet Group AB 126,831 2,033,078
#*Hexatronic Group AB 344,491 913,350
*HMS Networks AB 8,923 404,407
Hufvudstaden AB, Class A 22,625 314,369
Humana AB 41,126 220,444
*Humble Group AB 57,069 51,124
Instalco AB 306,624 883,961
#*International Petroleum
Corp. 94,778 1,986,085
*Intrum AB 35,084 176,763
INVISIO AB 75,633 2,225,694
Inwido AB 60,530 1,051,655
*ITAB Shop Concept AB 79,369 165,691
JM AB 255,468 3,942,154
*John Mattson
Fastighetsforetagen AB 25,940 193,402
Kabe Group AB, Class B 20 470
*Karnell Group AB, Class B 7,060 49,208
*Karnov Group AB, Class B 5,563 61,523
*K-Fast Holding AB, Class B 105,888 145,694
*Klarabo Sverige AB, Class B 111,430 188,061
KNOW IT AB 33,867 446,089
Lime Technologies AB 11,243 323,234
Lindab International AB 81,269 1,718,609
Logistea AB, Class B 57,054 92,810
Loomis AB, Class B 5,250 219,198
*Medcap AB 12,430 688,040
MEKO AB 68,894 551,790
Micro Systemation AB, Class B 284 2,137
MIPS AB 57,440 1,796,085
*Modern Times Group MTG
AB, Class B 136,037 1,599,757
Momentum Group AB, Class B 31,425 466,463
Shares Value
SWEDEN — (Continued)
ΩMunters Group AB 34,559 $ 685,148
*NCAB Group AB 138,187 717,765
NCC AB, Class B 181,529 4,683,693
Nederman Holding AB 2,300 37,362
*Neobo Fastigheter AB 77,999 164,770
*Net Insight AB, Class B 83,479 20,464
New Wave Group AB, Class B 129,622 1,562,390
Nilorngruppen AB, Class B 9,322 67,817
Nivika Fastigheter AB, Class B 45,951 228,399
#*Nobia AB 525,207 228,303
Nolato AB, Class B 201,355 1,323,828
*Norion Bank AB 74,342 569,391
Note AB 22,167 414,931
NP3 Fastigheter AB 24,249 723,176
Nyfosa AB 261,981 2,093,836
OEM International AB, Class B 58,968 848,657
#*Orron Energy AB 148,466 89,309
*Ovzon AB 67,870 420,150
Peab AB, Class B 240,240 2,415,359
Platzer Fastigheter Holding
AB, Class B 91,534 769,311
Prevas AB, Class B 1,128 11,876
*Pricer AB, Class B 164,065 74,876
Proact IT Group AB 30,378 349,344
Ratos AB, Class B 399,816 1,718,094
RaySearch Laboratories AB,
Class B 100,490 2,159,135
Rejlers AB, Class B 6,788 139,713
Rusta AB 55,077 508,944
Rvrc Holding AB 121,133 933,924
#*Samhallsbyggnadsbolaget i
Norden AB 4,769,837 2,640,255
*Samhallsbyggnadsbolaget i
Norden AB, Class D 62,670 76,884
Scandi Standard AB 37,171 453,497
ΩScandic Hotels Group AB 326,538 3,279,305
*Sdiptech AB, Class B 47,266 911,441
*Sensys Gatso Group AB 4,041 17,621
*Senzime AB 54,323 30,683
Ω*Sinch AB 181,216 547,399
SinterCast AB 36 396
*Sivers Semiconductors AB 129,449 48,842
SkiStar AB 44,389 841,923
Solid Forsakring AB 15,929 165,727
#*Stendorren Fastigheter AB,
Class B 12,756 282,434
Stenhus Fastigheter I Norden
AB 9,499 12,104
*Stillfront Group AB 611,015 378,940
Storskogen Group AB, Class B 2,034,284 2,484,183
Svedbergs Group AB, Class B 6,244 46,695
*Swedish Logistic Property AB,
Class B 47,175 223,558
Synsam AB 267,866 1,982,007
Systemair AB 56,794 555,606
TF Bank AB 52,842 1,025,770
Troax Group AB 22,096 361,933
Truecaller AB, Class B 111,194 194,069
VBG Group AB, Class B 23,513 1,021,028

Dimensional International Small Cap ETF
continued
Shares Value
SWEDEN — (Continued)
*Vestum AB 140,602 $ 127,542
*Viaplay Group AB, Class B 835,991 114,270
*Vimian Group AB 7,437 22,431
Vitec Software Group AB,
Class B 82,878 2,340,591
Vitrolife AB 68,469 898,766
Volati AB 26,710 287,550
*XANO Industri AB, Class B 167 1,713
#*XSpray Pharma AB 2,265 6,269
TOTAL SWEDEN 139,286,536
SWITZERLAND — (7.0%)
Accelleron Industries AG 121,402 11,634,917
#Adecco Group AG 269,719 7,922,919
*AEVIS VICTORIA SA 37 658
Allreal Holding AG, Registered 30,689 9,006,836
ALSO Holding AG, Registered 6,116 1,578,937
*ams-OSRAM AG 216,361 2,261,809
APG SGA SA 1,468 402,244
Arbonia AG 37,505 245,958
#*Aryzta AG 40,860 2,899,810
Ascom Holding AG, Registered 36,552 253,949
Autoneum Holding AG 4,392 720,926
*Avolta AG 130,214 7,998,341
Bachem Holding AG, Class B 10,503 954,756
Banque Cantonale de Geneve,
Class BR 22,466 811,057
#Banque Cantonale Vaudoise,
Registered 30,872 4,193,509
#Barry Callebaut AG,
Registered 1,532 2,689,779
*Basilea Pharmaceutica Ag
Allschwil, Registered 14,081 987,435
Belimo Holding AG, Class R 13,045 14,314,687
Bell Food Group AG 2,641 761,382
Berner Kantonalbank AG,
Registered 6,116 2,561,405
BKW AG 30,765 5,828,990
Bossard Holding AG,
Registered, Class A 6,963 1,374,425
Bucher Industries AG,
Registered 10,658 4,954,956
Burckhardt Compression
Holding AG 8,243 5,716,203
Burkhalter Holding AG 7,300 1,330,979
Bystronic AG 1,323 463,020
Cembra Money Bank AG 34,010 4,361,389
Cham Swiss Properties AG 148 4,843
*Cicor Technologies, Ltd.,
Registered 6,450 1,030,258
Cie Financiere Tradition SA,
Class BR 4,848 1,850,934
*Clariant AG, Registered 264,674 2,455,809
#*Coltene Holding AG,
Registered 3,002 214,804
COSMO Pharmaceuticals NV 8,916 1,340,787
CPH Group AG 973 85,163
Daetwyler Holding AG, Class
BR 5,986 1,226,662
DKSH Holding AG 44,270 3,259,670
Shares Value
SWITZERLAND — (Continued)
dormakaba Holding AG 39,201 $ 2,957,702
*EFG International AG 156,244 3,993,094
Emmi AG, Registered 2,641 2,681,984
#*Feintool International
Holding AG, Registered 2,779 36,810
Flughafen Zurich AG,
Registered 38,057 11,841,383
#Forbo Holding AG,
Registered 1,898 2,250,340
ΩGalenica AG 83,162 10,432,373
#*GAM Holding AG 5,535 938
#Georg Fischer AG,
Registered 104,361 6,972,760
Glarner Kantonalbank 3,539 101,108
#Helvetia Baloise Holding AG,
Registered 108,709 27,627,234
Hiag Immobilien Holding AG 9,254 1,494,965
Huber + Suhner AG,
Registered 17,550 3,559,912
Hypothekarbank Lenzburg AG,
Class R 3 15,817
Implenia AG, Registered 42,312 4,066,084
Inficon Holding AG, Registered 26,597 4,213,796
Interroll Holding AG, Class R 602 1,454,087
Intershop Holding AG 6,575 1,429,329
Investis Holding SA 2,878 579,300
Jungfraubahn Holding AG,
Registered 7,132 2,820,199
Kardex Holding AG,
Registered 14,229 5,007,544
#*Komax Holding AG, Class R 3,677 319,448
#*Kudelski SA, Class BR 543 860
*Landis+Gyr Group AG 37,306 2,630,629
Lastminute.com NV 1,340 24,797
Liechtensteinische
Landesbank AG 7,999 1,001,368
#Logitech International SA,
Class R 12,554 1,077,635
Luzerner Kantonalbank AG,
Registered 23,327 2,980,815
ΩMedacta Group SA 8,561 1,836,604
ΩMedmix AG 41,208 613,264
Meier Tobler Group AG 1,103 52,067
#Metall Zug AG, Registered 108 113,042
*Meyer Burger Technology
AG, Class A 2,821 18
Mikron Holding AG, Registered 10,148 227,722
Mobilezone Holding AG,
Registered 57,308 1,049,338
Mobimo Holding AG,
Registered 17,021 8,598,363
Ω*Montana Aerospace AG 64,287 2,784,198
Naturenergie Holding AG 4,060 172,407
*Novavest Real Estate AG,
Class B 3,489 182,594
OC Oerlikon Corp. AG
Pfaffikon 300,221 1,380,147
Orell Fuessli AG, Registered 4 623
*Peach Property Group AG 21,912 165,610

Dimensional International Small Cap ETF
continued
Shares Value
SWITZERLAND — (Continued)
Phoenix Mecano AG,
Registered 504 $ 289,290
Plazza AG, Registered, Class
A 921 523,860
Ω*PolyPeptide Group AG 19,069 676,039
PSP Swiss Property AG,
Registered 74,996 15,095,617
#Rieter Holding AG,
Registered 54,002 232,474
Romande Energie Holding SA,
Registered 10,696 594,492
#*Santhera Pharmaceuticals
Holding AG, Registered 2,571 42,202
Schweiter Technologies AG,
Registered 953 311,871
Ω*Sensirion Holding AG 11,131 828,266
SFS Group AG 22,432 3,303,407
*Siegfried Holding AG,
Registered 61,827 7,619,482
*SIG Group AG 213,560 3,311,352
SKAN Group AG, Class A 13,443 1,014,270
Softwareone Holding AG 145,468 1,498,979
*Softwareone Holding AG 111,523 1,152,635
Sonova Holding AG 6,806 1,869,319
St. Galler Kantonalbank AG,
Registered 3,575 2,757,678
#Stadler Rail AG 105,994 2,726,759
Sulzer AG, Registered 38,480 8,305,144
Sunrise Communications AG 84,434 4,802,557
#Swatch Group AG (The),
Class BR 46,896 11,144,689
#Swatch Group AG (The),
Registered 38,215 1,821,298
Swiss Prime Site AG,
Registered 92,365 15,749,009
Swissquote Group Holding SA,
Registered 24,120 13,725,582
Tecan Group AG, Class R 4,686 827,603
Temenos AG, Registered 102,873 9,131,056
TX Group AG 5,304 1,146,141
Valiant Holding AG 36,970 7,451,132
Ω#VAT Group AG 39,758 25,877,163
Vaudoise Assurances Holding
SA 1,494 1,425,998
Vetropack Holding AG, Class
A 17,236 505,855
Vontobel Holding AG, Class R 32,678 2,826,251
VP Bank AG, Class A 4,744 519,958
#V-ZUG Holding AG 2,467 127,827
Walliser Kantonalbank,
Registered 2,518 452,884
Warteck Invest AG, Registered 221 563,944
#Ypsomed Holding AG,
Registered 7,144 2,834,221
Zehnder Group AG,
Registered 4,160 444,065
Zug Estates Holding AG, Class
B 52 157,340
Shares Value
SWITZERLAND — (Continued)
Zuger Kantonalbank, Class BR 95 $ 1,159,665
TOTAL SWITZERLAND 381,295,888
UNITED KINGDOM — (11.6%)
4imprint Group PLC 27,748 1,553,550
*accesso Technology Group
PLC 7,932 30,804
Advanced Medical Solutions
Group PLC 387,788 1,146,767
AG Barr PLC 102,443 896,884
ΩAirtel Africa PLC 622,008 2,724,534
AJ Bell PLC 657,489 4,175,564
ΩAlfa Financial Software
Holdings PLC 297,309 877,162
*AO World PLC 598,318 891,652
Ashmore Group PLC 857,667 2,784,625
#Ashtead Technology Holdings
PLC 31,049 171,919
#*ASOS PLC 24,107 109,332
Ω#*Aston Martin Lagonda
Global Holdings PLC 73,950 62,206
ATALAYA MINING COPPER
SA 205,450 2,898,228
*Auction Technology Group
PLC 52,092 220,883
ΩAutotrader Group PLC 758,844 5,602,323
Aviva PLC 365,412 3,188,135
Avon Technologies PLC 7,763 186,850
B&M European Value Retail
SA 674,210 1,631,564
Babcock International Group
PLC 737,097 14,514,761
Balfour Beatty PLC 627,681 6,149,935
Barratt Redrow PLC,
Registered 1,375,946 7,329,769
Beazley PLC 568,182 8,833,865
Bellway PLC 307,994 11,479,035
Berkeley Group Holdings PLC 105,822 5,982,828
Bloomsbury Publishing PLC 174,184 1,187,950
Bodycote PLC 357,519 3,657,465
#*boohoo Group PLC 214,362 73,540
Breedon Group PLC 530,525 2,449,036
ΩBridgepoint Group PLC 359,409 1,342,488
Brooks Macdonald Group PLC 10,292 225,971
*Burberry Group PLC 509,230 7,679,714
#Bytes Technology Group PLC 478,770 2,208,808
C&C Group PLC 772,756 1,155,852
*Canal+ SA 202,208 879,612
*Capita PLC 41,680 215,341
Card Factory PLC 606,948 563,863
Central Asia Metals PLC 263,984 815,067
Chemring Group PLC 397,258 2,717,510
Chesnara PLC 639,267 2,679,951
Clarkson PLC 43,090 2,477,558
*Close Brothers Group PLC 318,860 2,209,657
ΩCMC Markets PLC 167,613 745,223
Coats Group PLC 2,836,404 3,312,310
Cohort PLC 29,871 472,210
Computacenter PLC 139,188 6,356,506

Dimensional International Small Cap ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Conduit Holdings, Ltd., Class
WI 194,894 $ 1,024,308
ΩConvatec Group PLC 1,739,663 5,490,682
Cranswick PLC 96,500 6,965,406
Crest Nicholson Holdings PLC 606,541 1,267,633
Croda International PLC 139,000 5,203,464
Currys PLC 1,817,554 3,641,443
CVS Group PLC 124,252 2,226,793
#DCC PLC 107,646 6,848,172
*DFS Furniture PLC 283,869 767,393
Diploma PLC 809 59,060
DiscoverIE Group PLC 155,022 1,348,702
Domino's Pizza Group PLC 294,395 735,654
Dowlais Group PLC 484,805 619,370
Dr. Martens PLC 646,898 597,870
Drax Group PLC 621,281 7,681,503
Dunelm Group PLC 298,158 3,780,522
easyJet PLC 71,163 466,588
Elementis PLC 1,384,489 3,070,183
Energean PLC 233,554 2,716,191
EnQuest PLC 416,399 70,740
Entain PLC 369,129 3,064,551
Essentra PLC 45,841 63,534
Everplay Group PLC 28,336 127,540
#*Evoke PLC 138,438 47,208
FDM Group Holdings PLC 4,459 9,864
Fevertree Drinks PLC 11,872 141,898
Firstgroup PLC 1,436,949 3,675,535
Foresight Group Holdings, Ltd. 141,214 819,694
ΩForterra PLC 438,451 1,064,946
*Frasers Group PLC 238,976 2,280,787
Fresnillo PLC 73,688 3,743,403
*Frontier Developments PLC 3,068 19,956
Fuller Smith & Turner PLC,
Class A 47,770 441,823
Future PLC 154,349 1,146,927
FW Thorpe PLC 43,163 165,845
Galliford Try Holdings PLC 78,919 567,474
Games Workshop Group PLC 61,793 14,457,627
Gamma Communications PLC 119,933 1,496,015
GB Group PLC 494,406 1,628,277
Genuit Group PLC 498,707 2,275,467
Genus PLC 7,692 333,549
*Georgia Capital PLC 92,496 4,283,809
Goodwin PLC 1,400 482,209
Grafton Group PLC 392,446 5,036,372
Grainger PLC 1,333,524 3,550,062
Greencore Group PLC 1,291,221 5,129,589
#Greggs PLC 68,085 1,501,415
Gulf Keystone Petroleum, Ltd. 444,654 1,110,522
Halfords Group PLC 466,988 962,518
Harbour Energy PLC 624,627 1,993,718
Harworth Group PLC 324,896 731,175
Hays PLC 1,391,081 905,588
*Helios Towers PLC 1,403,467 3,331,821
Henry Boot PLC 103,670 274,564
Hikma Pharmaceuticals PLC 254,511 5,340,075
Hill & Smith PLC 161,389 4,938,694
Shares Value
UNITED KINGDOM — (Continued)
Hilton Food Group PLC 141,991 $ 915,782
Hiscox, Ltd. 658,247 13,386,605
Hochschild Mining PLC 827,216 7,673,597
Hollywood Bowl Group PLC 363,244 1,291,016
Howden Joinery Group PLC 718,177 8,248,791
Hunting PLC, Class U 330,464 2,004,379
ΩIbstock PLC 933,652 1,627,129
IG Group Holdings PLC 533,358 9,895,298
IMI PLC 254,487 9,645,453
Impax Asset Management
Group PLC, Registered 18,048 40,221
Inchcape PLC 741,870 8,312,226
IntegraFin Holdings PLC 436,717 2,106,487
International Workplace Group
PLC 1,351,692 4,585,214
Investec PLC 373,367 3,115,106
Ithaca Energy PLC 359,027 904,551
ITV PLC 6,134,474 6,839,653
J D Wetherspoon PLC 211,455 1,945,584
#James Halstead PLC 574,504 1,084,000
JD Sports Fashion PLC 5,141,099 5,769,477
JET2 PLC 156,995 2,664,949
#*John Wood Group PLC 685,853 244,702
Johnson Matthey PLC 297,550 9,636,189
Johnson Service Group PLC 1,027,171 1,981,807
ΩJTC PLC 1,389 24,664
Jupiter Fund Management
PLC 1,062,477 2,735,179
Just Group PLC, Registered 1,847,079 5,474,854
Kainos Group PLC 100,581 1,242,201
Keller Group PLC 132,328 3,217,724
Kier Group PLC 925,816 2,839,459
Kingfisher PLC 2,016,777 9,340,390
Lancashire Holdings, Ltd. 494,648 4,181,290
Lion Finance Group PLC 74,537 10,320,398
Liontrust Asset Management
PLC 16,245 52,610
LSL Property Services PLC 136,996 498,181
ΩLuceco PLC 100,149 215,489
Man Group PLC 1,726,980 6,227,963
Marks & Spencer Group PLC 848 4,260
Marshalls PLC 287,754 617,578
*Marston's PLC 391,974 324,883
ME GROUP INTERNATIONAL
PLC 427,145 812,404
Mears Group PLC 265,417 1,338,503
*Metro Bank Holdings PLC 841,133 1,537,454
*Mitchells & Butlers PLC 720,200 2,604,157
Mitie Group PLC 2,238,863 5,149,142
MJ Gleeson PLC 59,622 315,811
*Mobico Group PLC,
Registered 432,909 138,178
Mondi PLC 525,476 6,158,063
MONY Group PLC 1,025,235 2,625,236
Moonpig Group PLC 709,422 2,088,167
Morgan Advanced Materials
PLC 489,305 1,537,618
Morgan Sindall Group PLC 77,507 5,243,499

Dimensional International Small Cap ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Mortgage Advice Bureau
Holdings, Ltd. 53,664 $ 574,395
MP Evans Group PLC 76,678 1,373,139
NCC Group PLC 640,594 1,234,194
Next 15 Group PLC 9,411 45,264
Nichols PLC 18,697 260,418
Ninety One PLC 215,956 749,162
*Ocado Group PLC 525,724 1,574,149
ΩOn the Beach Group PLC 224,523 674,743
OSB Group PLC 740,298 6,201,912
*Oxford BioMedica PLC 1,097 12,510
Oxford Instruments PLC 83,093 2,867,714
*Oxford Nanopore
Technologies PLC 100,903 214,620
Pagegroup PLC 413,076 1,164,297
Pan African Resources PLC 6,488,773 11,771,380
Paragon Banking Group PLC,
Class A 278,367 3,392,064
#PayPoint PLC 146,167 1,069,079
Pennon Group PLC 691,351 5,184,682
Persimmon PLC 535,457 10,331,022
Pets at Home Group PLC 818,355 2,297,633
*Pinewood Technologies
Group PLC 59,999 388,615
Playtech PLC 582,279 2,365,136
Plus500, Ltd. 157,741 9,078,338
Polar Capital Holdings PLC 170,877 1,385,812
Porvair PLC 1,879 21,917
PPHE Hotel Group, Ltd. 29,267 717,287
Premier Foods PLC 1,230,556 3,188,135
PZ Cussons PLC 412,021 412,739
QinetiQ Group PLC 1,021,403 7,029,127
Rank Group PLC 504,272 609,641
Reach PLC 233,008 204,317
Renew Holdings PLC 142,026 1,828,117
Renishaw PLC 5,275 275,067
RHI Magnesita NV 9,511 361,526
Rightmove PLC 725,050 4,919,033
Robert Walters PLC 25,801 44,257
Rotork PLC 1,301,791 6,316,651
RS GROUP PLC 490,373 4,508,527
RWS Holdings PLC 38,913 44,855
#S4 Capital PLC 63,679 23,157
ΩSabre Insurance Group PLC 449,938 802,656
*Saga PLC 18,502 132,025
Savills PLC 216,570 3,203,689
Schroders PLC 322,027 1,995,628
Senior PLC 869,754 2,924,125
Serco Group PLC 2,393,506 9,853,468
Serica Energy PLC 617,700 1,822,424
*SIG PLC 363,799 48,375
#*SigmaRoc PLC 886,341 1,739,283
Softcat PLC 184,640 3,623,224
Spirax Group PLC 38,170 3,805,320
ΩSpire Healthcare Group PLC 544,410 1,524,016
SSP Group PLC 1,329,990 3,341,720
St. James's Place PLC 66,925 1,395,935
SThree PLC 43,401 115,541
Shares Value
UNITED KINGDOM — (Continued)
*Synthomer PLC 28,315 $ 20,788
Tate & Lyle PLC 200,563 1,036,489
Tatton Asset Management
PLC 1,881 17,552
Taylor Wimpey PLC 4,631,644 6,784,790
TBC Bank Group PLC 80,897 4,717,965
*Team Internet Group PLC 102,130 68,672
Telecom Plus PLC 117,800 2,153,192
#*THG PLC 1,035,651 528,676
TP ICAP Group PLC 1,528,805 5,349,653
Ω*Trainline PLC 466,144 1,307,478
Travis Perkins PLC 376,803 3,234,261
Treatt PLC 7,161 20,046
Ω*Trustpilot Group PLC 141,711 358,201
*TT Electronics PLC 184,723 283,904
#*Tullow Oil PLC 158,039 17,588
*Vanquis Banking Group PLC 41,179 67,244
Vesuvius PLC 440,742 2,779,699
*Victoria PLC 1,340 518
Victorian Plumbing Group PLC 55,660 63,700
Victrex PLC 76,890 692,161
*VIDENDUM PLC 13,163 2,258
*Vistry Group PLC 508,690 4,643,429
Volex PLC, Registered, Class
R 259,592 1,572,734
Volution Group PLC, Class R 435,013 3,832,398
Vp PLC 6,172 45,735
Ω*Watches of Switzerland
Group PLC 323,063 2,298,631
*Watkin Jones PLC 102,385 40,815
WH Smith PLC 182,999 1,695,063
Whitbread PLC 177,823 6,647,041
Wickes Group PLC 505,209 1,580,663
WPP PLC 113,476 469,955
#WPP PLC, Sponsored ADR 52,640 1,099,123
*XP Power, Ltd. 7,466 127,041
XPS Pensions Group PLC 401,710 1,907,314
YouGov PLC 76,354 250,940
Young & Co's Brewery PLC,
Class A 54,582 623,918
Young & Co's Brewery PLC,
Class NV 41,469 338,021
Zigup PLC, Class B 469,548 2,461,369
TOTAL UNITED KINGDOM 629,559,191
UNITED STATES — (0.4%)
Diversified Energy Co. 17,693 231,624
Diversified Energy Co. 41,706 558,443
#*Hut 8 Corp., Class U 96,770 5,402,669
*Indivior, Ltd. 27,537 974,259
International Paper Co. 119,311 4,797,130
*Royal Gold, Inc. 4,032 1,061,666
#Royal Gold, Inc. 20,143 5,303,853
#*Sunococorp LLC 50,138 2,688,400
TOTAL UNITED STATES 21,018,044
TOTAL COMMON STOCKS 5,171,494,014

Dimensional International Small Cap ETF
continued
Shares Value
UNITED STATES — (Continued)
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA
2.280% 11,410 $ 1,206,725
Einhell Germany AG, Class P
1.700% 6,850 717,124
#FUCHS SE 3.200% 126,740 5,512,402
Jungheinrich AG 2.200% 37,366 1,618,076
Porsche Automobil Holding SE
5.270% 187,847 8,098,664
Sixt SE, Class A 5.090% 12,430 789,648
STO SE & Co. KGaA 0.260% 176 24,832
TOTAL GERMANY 17,967,471
TOTAL PREFERRED
STOCKS 17,967,471
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<29Metals, Ltd. 02/11/26 148,822 7,819
*Imugene, Ltd. 08/31/26 536 5
TOTAL AUSTRALIA 7,824
ITALY — (0.0%)
*Fincantieri SpA 09/30/26 3,708 7,499
Shares Value
ITALY — (Continued)
#*Geox SpA 09/30/26 160 $ 8
TOTAL ITALY 7,507
NORWAY — (0.0%)
*Atlantic Sapphire ASA
12/14/26 510 11
TOTAL NORWAY 11
SPAIN — (0.0%)
*Sacyr SA 02/13/26 762,802 44,988
TOTAL SPAIN 44,988
UNITED KINGDOM — (0.0%)
*Greencore Group CVR
01/16/29 357,237 9,804
TOTAL UNITED KINGDOM 9,804
TOTAL RIGHTS/WARRANTS 70,134
TOTAL INVESTMENT SECURITIES — (95.4%)
(Cost $4,158,080,521) 5,189,531,619
SECURITIES LENDING COLLATERAL — (4.6%)
@§The DFA Short Term
Investment Fund 21,394,321 247,532,295
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,405,612,816) $ 5,437,063,914
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $216,107,543 which represented 4.2% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 349,045,307 $ 555,329 $ 1,557,807 $ 351,158,443
Austria .............................. 67,049,798 — — 67,049,798
Belgium ............................. 67,022,691 — — 67,022,691
Brazil ............................... — 1,951,334 — 1,951,334
Canada ............................. 711,370,796 76,384 985 711,448,165
Denmark ............................ 120,657,866 — — 120,657,866
Finland .............................. 125,978,379 — — 125,978,379

Dimensional International Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
France .............................. $ 293,795,370 $ — $ — $ 293,795,370
Germany ............................ 337,710,543 — — 337,710,543
Hong Kong ........................... 91,390,175 — 125 91,390,300
Ireland .............................. 11,085,389 — — 11,085,389
Israel ............................... 53,121,090 — — 53,121,090
Italy ................................ 213,639,701 — — 213,639,701
Japan ............................... 1,172,030,045 — — 1,172,030,045
Netherlands .......................... 132,588,988 — — 132,588,988
New Zealand ......................... 12,356,634 — — 12,356,634
Northern Ireland ....................... 46,499 — — 46,499
Norway .............................. 45,974,412 11,348 — 45,985,760
Portugal ............................. 20,159,072 — — 20,159,072
Singapore ............................ 67,804,307 623 — 67,804,930
Spain ............................... 103,353,358 — — 103,353,358
Sweden ............................. 139,286,536 — — 139,286,536
Switzerland ........................... 381,295,870 18 — 381,295,888
United Kingdom ....................... 629,559,191 — — 629,559,191
United States ......................... 18,982,119 2,035,925 — 21,018,044
Preferred Stocks
Germany ............................ 17,967,471 — — 17,967,471
Rights/Warrants
Australia ............................. 5 — 7,819 7,824
Italy ................................ 7,507 — — 7,507
Norway .............................. 11 — — 11
Spain ............................... — 44,988 — 44,988
United Kingdom ....................... — 9,804 — 9,804
Securities Lending Collateral ............... — 247,532,295 — 247,532,295
Total Investments ........................ $5,183,279,130 $252,218,048 $1,566,736> $5,437,063,914
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional International High Profitability ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.3%)
ALS, Ltd., Registered 341,811 $ 5,900,188
Ampol , Ltd. 72,358 1,461,911
Aristocrat Leisure, Ltd. 184,005 6,904,135
BHP Group, Ltd. 1,864,005 66,035,751
#BHP Group, Ltd., Sponsored
ADR 467,129 32,105,776
Brambles, Ltd. 1,215,755 19,078,014
*Capricorn Metals, Ltd. 224,820 2,329,390
Challenger, Ltd. 4,889 31,544
Cochlear, Ltd. 36,513 6,883,357
Coles Group, Ltd. 1,358,258 20,248,506
Computershare, Ltd. 420,169 9,628,168
Eagers Automotive, Ltd. 62,747 1,179,377
#Endeavour Group, Ltd. 978,966 2,537,514
Evolution Mining, Ltd. 2,025,262 20,870,506
Fortescue, Ltd. 830,588 12,219,236
*Genesis Minerals, Ltd. 747,385 3,973,976
Insurance Australia Group, Ltd. 1,530,779 8,150,142
*James Hardie Industries PLC 79,547 1,846,224
JB Hi-Fi, Ltd. 104,962 5,967,051
Lottery Corp., Ltd. (The) 2,108,771 7,608,092
Medibank Pvt., Ltd. 2,674,579 8,656,384
Netwealth Group, Ltd. 138,075 2,367,912
Northern Star Resources, Ltd. 512,089 10,382,049
Perseus Mining, Ltd. 1,108,122 4,580,139
Pro Medicus , Ltd. 50,649 6,532,974
Qantas Airways, Ltd., Class B 125,834 887,701
#Ramsay Health Care, Ltd. 3,484 88,745
REA Group, Ltd. 45,834 6,092,684
Rio Tinto, Ltd. 161,425 17,138,225
SGH, Ltd. 142,387 4,630,358
Technology One, Ltd. 335,750 5,924,931
Telstra Group, Ltd. 1,806,281 6,175,103
Wesfarmers, Ltd. 439,054 25,639,806
Whitehaven Coal, Ltd. 103,893 642,667
Woolworths Group, Ltd. 842,955 18,271,062
#*Xero, Ltd. 31,885 2,094,097
#Yancoal Australia, Ltd. 200,431 811,581
TOTAL AUSTRALIA 355,875,276
AUSTRIA — (0.2%)
Erste Group Bank AG 11,635 1,515,659
OMV AG 103,958 6,189,890
#Verbund AG 58,494 4,310,956
TOTAL AUSTRIA 12,016,505
BELGIUM — (0.9%)
Anheuser-Busch InBev SA/NV 124,155 8,873,911
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 4,801 344,136
KBC Group NV 134,507 19,026,009
Syensqo SA 5,000 422,446
UCB SA 66,249 20,128,952
TOTAL BELGIUM 48,795,454
Shares Value
CANADA — (10.6%)
Agnico Eagle Mines, Ltd. 71,896 $ 13,742,614
#Agnico Eagle Mines, Ltd. 101,818 19,396,329
Alamos Gold, Inc., Class A 4,106 153,003
Alamos Gold, Inc., Class B 172,853 6,378,276
Alimentation Couche-Tard, Inc. 362,122 18,943,782
ARC Resources, Ltd. 578,256 10,790,924
* Aritzia , Inc., Class B 1,646 130,462
Barrick Mining Corp. 329,924 15,107,220
Barrick Mining Corp. 175,500 8,066,403
#BCE, Inc. 150 3,899
BCE, Inc. 1,285 33,230
Canadian Imperial Bank of
Commerce 31,249 2,903,943
#Canadian Imperial Bank of
Commerce 14,400 1,330,416
Canadian National Railway Co. 215,124 20,699,231
Canadian Natural Resources,
Ltd. 1,012,622 37,679,665
Canadian Natural Resources,
Ltd., Class A 37,324 1,395,498
Canadian Tire Corp., Ltd.,
Class A 29,484 3,647,424
CCL Industries, Inc., Class B 144,566 8,760,540
*Celestica, Inc. 103,039 28,952,929
*Celestica, Inc. 448 126,587
Cenovus Energy, Inc. 997,432 19,669,359
Cenovus Energy, Inc. 29,450 584,368
CGI, Inc. 51,087 4,402,653
CGI, Inc. 104,087 8,928,583
Colliers International Group,
Inc. 3,547 484,875
Colliers International Group,
Inc., Class B 25 3,435
Constellation Software, Inc. 7,438 13,803,047
Dollarama, Inc. 216,168 29,292,787
Element Fleet Management
Corp. 168,011 4,280,456
Empire Co., Ltd., Class A 119,869 3,937,358
Endeavour Mining PLC 113,532 6,232,669
FirstService Corp., Class WI 3,261 506,303
FirstService Corp., Class WI 774 120,579
George Weston, Ltd. 139,662 9,794,853
#Gildan Activewear, Inc.,
Class A 70,193 4,561,141
iA Financial Corp., Inc. 65,852 8,136,246
*IAMGOLD Corp. 11,331 205,998
Imperial Oil, Ltd. 74,074 7,499,992
Imperial Oil, Ltd. 4,075 413,985
Intact Financial Corp. 114,916 21,038,161
#Keyera Corp. 147,191 5,011,983
Kinross Gold Corp. 1,327,409 41,893,028
Loblaw Cos., Ltd. 220,958 9,997,487
Lundin Gold, Inc. 90,568 6,827,295
Lundin Mining Corp.,
Registered 52,200 1,324,130

Dimensional International High Profitability ETF
continued
Shares Value
CANADA — (Continued)
#Magna International, Inc. 1,927 $ 99,057
Magna International, Inc. 229,982 11,761,280
#Manulife Financial Corp. 206,079 7,853,671
Manulife Financial Corp. 119,538 4,578,840
Metro, Inc., Class A 205,082 13,689,297
National Bank of Canada 17,850 2,138,731
Pan American Silver Corp. 43,965 2,408,716
Pan American Silver Corp. 74,758 4,081,787
Pembina Pipeline Corp. 75,934 3,157,336
Pembina Pipeline Corp. 19,801 827,339
Quebecor, Inc., Class B 49,015 1,797,862
RB Global, Inc. 67,223 7,634,516
Restaurant Brands
International, Inc. 667 44,936
#Restaurant Brands
International, Inc. 204,056 13,669,712
Rogers Communications, Inc.,
Class B 98,968 3,756,567
Rogers Communications, Inc.,
Class B 153,680 5,810,641
Royal Bank of Canada 14,356 2,386,398
Royal Bank of Canada 6 1,005
South Bow Corp. 1 28
South Bow Corp. 282 8,055
Stantec, Inc. 39,421 3,928,272
Stantec, Inc. 60,364 5,980,865
Sun Life Financial, Inc. 111,202 7,045,845
Suncor Energy, Inc. 9,741 517,712
Suncor Energy, Inc. 619,424 32,810,889
#TFI International, Inc. 6,607 710,583
#Thomson Reuters Corp. 21,794 2,411,070
Toromont Industries, Ltd. 55,607 7,122,575
Tourmaline Oil Corp. 258,013 12,278,077
Waste Connections, Inc. 187 31,458
Waste Connections, Inc. 88,889 14,897,796
Whitecap Resources, Inc. 84,089 771,248
WSP Global, Inc. 64,409 12,520,313
TOTAL CANADA 593,925,623
DENMARK — (1.4%)
Coloplast A/S, Class B 20,239 1,728,176
Novo Nordisk A/S, Class B 1,130,962 66,581,757
Novo Nordisk A/S, Class B,
Sponsored ADR 1,410 83,796
Pandora A/S 90,067 7,303,273
TOTAL DENMARK 75,697,002
FINLAND — (0.8%)
Kesko OYJ, Class A 10,513 263,894
Kesko OYJ, Class B 8,904 226,048
Kone OYJ, Class B 188,993 13,629,584
#Metso OYJ 214,382 4,211,995
Sampo OYJ, Class A 1,145,876 12,814,050
Wartsila OYJ Abp 271,190 11,033,689
TOTAL FINLAND 42,179,260
FRANCE — (9.0%)
#Aeroports de Paris SA 9,467 1,255,764
Airbus SE 109,083 25,097,733
Bouygues SA 233,957 12,694,543
Shares Value
FRANCE — (Continued)
#Bureau Veritas SA 378,277 $ 12,195,516
Cie de Saint-Gobain SA 70,146 6,944,669
Eiffage SA, Class P 88,237 13,116,197
Engie SA 1,031,049 30,787,468
Eurofins Scientific SE 65,365 5,298,688
Hermes International SCA 14,318 34,560,925
Ipsen SA 5,550 908,515
L'Oreal SA 67,046 30,867,737
LVMH Moet Hennessy Louis
Vuitton SE 167,983 109,293,467
Orange SA 2,497,285 46,405,567
Publicis Groupe SA 49,284 4,936,726
Safran SA 178,745 64,006,097
Thales SA 59,495 18,119,299
TotalEnergies SE 814,139 59,226,486
Vinci SA 189,676 27,337,371
TOTAL FRANCE 503,052,768
GERMANY — (7.7%)
adidas AG 105,164 18,659,986
* Aumovio SE 49,427 2,394,379
BASF SE 390,589 21,356,052
#Bayer AG, Registered 695,588 36,873,827
Bayerische Motoren Werke AG 10,005 1,040,516
Continental AG 98,849 7,836,610
Daimler Truck Holding AG 165,442 8,061,701
Deutsche Boerse AG 104,227 26,447,951
Deutsche Post AG 521,857 29,377,660
Deutsche Telekom AG 1,783,934 59,784,221
#E.ON SE 1,657,070 35,218,011
GEA Group AG 68,865 4,948,305
#Hannover Rueck SE 35,760 10,159,043
#Hensoldt AG 4,949 492,498
#HOCHTIEF AG 12,055 5,088,289
Infineon Technologies AG 733,447 36,306,752
Knorr- Bremse AG 66,271 7,761,760
#Mercedes-Benz Group AG 74,549 5,125,255
#MTU Aero Engines AG 40,135 17,881,174
Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen ,
Class R 18,333 11,175,414
#Nemetschek SE 45,697 4,020,192
Rational AG 570 459,754
Rheinmetall AG 17,745 37,608,220
*Siemens Energy AG 212,618 36,562,768
ΩSiemens Healthineers AG 87,224 4,375,831
Talanx AG 26,340 3,337,231
Volkswagen AG, Registered,
Class R 11,094 1,358,077
TOTAL GERMANY 433,711,477
HONG KONG — (1.4%)
AIA Group, Ltd. 494,800 5,724,315
Cathay Pacific Airways, Ltd. 1,940,000 3,045,495
Ω*FIT Hon Teng, Ltd. 195,000 122,597
HKT Trust & HKT, Ltd., Class
SS 4,795,000 7,183,566
Hong Kong Exchanges &
Clearing, Ltd. 582,200 32,219,783

Dimensional International High Profitability ETF
continued
Shares Value
HONG KONG — (Continued)
PCCW, Ltd. 358,000 $ 267,250
PRADA SpA 464,000 2,378,908
SITC International Holdings
Co., Ltd. 1,527,000 5,697,630
Techtronic Industries Co., Ltd. 946,000 12,900,495
ΩWH Group, Ltd. 9,659,000 11,353,781
TOTAL HONG KONG 80,893,820
IRELAND — (0.2%)
AIB Group PLC 442,446 4,974,083
Kerry Group PLC, Class A 7,131 634,560
Kingspan Group PLC 76,763 6,712,128
TOTAL IRELAND 12,320,771
ISRAEL — (1.3%)
Aryt Industries, Ltd. 2,511 49,889
Bank Leumi Le-Israel BM,
Class IS 4,638 112,153
*Bet Shemesh Engines
Holdings 1997, Ltd. 3,161 801,910
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,852,357 4,784,936
Cellcom Israel, Ltd. 39,372 471,384
Clal Insurance Enterprises
Holdings, Ltd., Registered 54,779 4,018,379
Delek Group, Ltd. 10,510 2,965,885
Delta Galil, Ltd. 3,031 165,555
#El Al Israel Airlines 316,740 1,798,727
Electra, Ltd. 28,930 1,007,270
* Fattal Holdings 1998, Ltd. 7,076 1,464,245
First International Bank Of
Israel, Ltd. (The) 71,273 6,093,168
Formula Systems 1985, Ltd. 2,514 402,270
Formula Systems 1985, Ltd.,
ADR 16 2,591
Harel Insurance Investments &
Financial Services, Ltd. 11,983 553,318
Hilan , Ltd. 12,022 963,192
Matrix IT, Ltd. 33,119 1,491,770
Meitav Investment House, Ltd. 26,702 1,043,749
Menora Mivtachim Holdings,
Ltd. 25,479 3,293,703
*Migdal Insurance & Financial
Holdings, Ltd. 31,967 172,744
Mizrahi Tefahot Bank, Ltd. 46,283 3,645,251
Next Vision Stabilized
Systems, Ltd. 55,782 5,034,170
One Software Technologies,
Ltd. 19,745 570,550
Partner Communications Co.,
Ltd. 117,443 1,435,355
Paz Retail And Energy, Ltd. 7,320 1,795,418
Phoenix Financial, Ltd. 205,117 10,022,220
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 269 30,753
Shufersal , Ltd. 215,585 2,793,173
Strauss Group, Ltd. 28,247 1,070,322
Tel Aviv Stock Exchange, Ltd. 59,831 2,317,425
*Teva Pharmaceutical
Industries, Ltd. 125,611 4,105,200
Shares Value
ISRAEL — (Continued)
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 278,930 $ 9,505,935
* Turpaz Industries, Ltd. 18,691 472,718
TOTAL ISRAEL 74,455,328
ITALY — (2.3%)
Banca Mediolanum SpA 219,130 5,151,216
BPER Banca SPA 35,348 498,525
Enel SpA 4,422,351 48,970,048
Eni SpA , Class B 46,350 949,850
Ferrari NV 44,609 14,862,381
FinecoBank Banca Fineco SpA 593,417 15,778,236
Intesa Sanpaolo SpA 632,229 4,487,233
Moncler SpA 173,814 10,134,222
ΩPoste Italiane SpA 240,917 6,362,699
Prysmian SpA 150,078 17,934,444
Recordati Industria Chimica e
Farmaceutica SpA 77,421 4,268,112
UniCredit SpA 24,446 2,136,095
TOTAL ITALY 131,533,061
JAPAN — (20.5%)
Advantest Corp. 360,300 59,571,188
Aeon Co., Ltd. 1,009,300 13,838,127
Air Water, Inc. 77,000 1,170,274
Ajinomoto Co., Inc. 379,900 8,668,793
Asahi Intecc Co., Ltd. 249,100 4,150,052
Asics Corp. 624,600 15,042,065
Astellas Pharma, Inc. 1,499,600 20,842,360
Bandai Namco Holdings, Inc. 325,000 8,448,399
BayCurrent , Inc. 127,200 4,486,550
BIPROGY, Inc. 73,500 2,442,853
Bridgestone Corp. 407,200 9,199,352
Capcom Co., Ltd. 337,000 8,598,678
Chugai Pharmaceutical Co.,
Ltd. 320,200 18,268,379
Cosmo Energy Holdings Co.,
Ltd. 116,400 3,481,587
Cosmos Pharmaceutical Corp. 37,600 1,692,804
CyberAgent , Inc. 9,200 83,525
Daicel Corp. 21,300 200,973
Daifuku Co., Ltd. 307,300 11,032,201
Dai-ichi Life Holdings, Inc. 3,800 33,317
Daiichi Sankyo Co., Ltd. 472,548 8,687,580
Daikin Industries, Ltd. 5,600 674,679
Daito Trust Construction Co.,
Ltd. 253,400 5,149,805
Daiwa House Industry Co., Ltd. 292,900 9,987,385
Dentsu Soken , Inc. 51,000 805,368
Dexerials Corp. 75,700 1,319,327
Disco Corp. 36,600 15,704,356
Ebara Corp. 516,300 15,583,384
Fast Retailing Co., Ltd. 83,800 31,942,435
Food & Life Cos., Ltd. 107,300 5,892,249
Fuji Electric Co., Ltd. 164,400 11,712,408
Fujikura, Ltd. 101,800 12,914,728
Fujitsu, Ltd. 389,200 10,806,065
Furukawa Electric Co., Ltd. 600 52,625
GMO Payment Gateway, Inc. 30,400 1,761,017

Dimensional International High Profitability ETF
continued
Shares Value
JAPAN — (Continued)
Hitachi Construction Machinery
Co., Ltd. 126,001 $ 4,125,704
Hitachi, Ltd. 1,330,700 46,245,836
Hoya Corp. 163,728 27,457,820
Idemitsu Kosan Co., Ltd. 97,600 826,620
IHI Corp. 831,400 19,230,100
Inpex Corp. 891,100 19,888,871
Internet Initiative Japan, Inc. 128,200 2,071,844
Isuzu Motors, Ltd. 686,000 11,050,888
J Front Retailing Co., Ltd. 291,100 4,252,521
Japan Airlines Co., Ltd. 209,700 3,975,546
Japan Airport Terminal Co.,
Ltd. 35,200 1,102,596
Japan Exchange Group, Inc. 1,171,600 12,812,714
Japan Tobacco, Inc. 51,700 1,870,463
Kakaku.com, Inc. 141,500 1,935,466
Kao Corp. 185,202 7,426,809
Kawasaki Heavy Industries,
Ltd. 123,700 10,324,371
KDDI Corp. 2,007,500 33,920,321
Kobe Bussan Co., Ltd. 185,001 4,563,262
Kobe Steel, Ltd. 312,800 4,514,775
Kokusai Electric Corp. 136,500 5,663,166
Komatsu, Ltd., Class R 487,500 18,737,116
Konami Group Corp. 45,800 6,671,373
Kuraray Co., Ltd. 7,700 83,135
Kurita Water Industries, Ltd. 123,000 6,150,000
Lasertec Corp. 44,400 10,473,979
Marui Group Co., Ltd. 104,600 2,051,858
Maruwa Co., Ltd. 3,000 926,488
McDonald's Holdings Co
Japan, Ltd. 119,900 5,215,409
* Mercari , Inc. 2,100 46,667
MINEBEA MITSUMI, Inc. 128,202 2,605,428
Mitsubishi Chemical Group
Corp. 264,200 1,746,947
Mitsui Kinzoku Co., Ltd. 41,000 5,414,041
MonotaRO Co., Ltd. 310,500 4,209,845
MS&AD Insurance Group
Holdings, Inc. 586,800 14,957,200
NEC Corp. 117,499 3,968,429
Nichias Corp. 800 40,181
Nichirei Corp. 79,800 989,094
NIPPON EXPRESS
HOLDINGS, Inc. 305,600 6,947,616
Nippon Sanso Holdings Corp. 192,200 5,841,006
Nissan Chemical Corp. 128,501 4,434,143
Niterra Co., Ltd. 178,300 7,803,081
Nitto Denko Corp. 356,100 7,908,716
Nomura Research Institute,
Ltd. 172,500 5,256,855
Olympus Corp. 1,044,400 12,464,284
Open House Group Co., Ltd. 42,201 2,487,851
Oracle Corp. 19,800 1,342,591
Organo Corp. 15,573 1,638,466
Oriental Land Co., Ltd. 369,026 6,481,758
Otsuka Corp. 200,300 3,975,876
Pan Pacific International
Holdings Corp. 1,820,500 10,808,998
Shares Value
JAPAN — (Continued)
Persol Holdings Co., Ltd. 2,373,090 $ 4,159,753
Rakus Co., Ltd. 46,600 266,018
*Rakuten Bank, Ltd. 50,800 2,425,069
*Rakuten Group, Inc. 1,442,600 8,650,363
Recruit Holdings Co., Ltd. 618,400 32,471,412
*Renesas Electronics Corp. 7,402 123,607
Resonac Holdings Corp. 84,500 4,902,600
Ryohin Keikaku Co., Ltd. 503,900 10,064,280
Sankyo Co., Ltd. 219,900 3,443,332
Sanrio Co., Ltd. 162,800 5,018,242
Sanwa Holdings Corp. 182,800 4,147,543
#SCREEN Holdings Co., Ltd. 81,500 10,386,944
Seibu Holdings, Inc. 228,700 6,071,091
Seven & i Holdings Co., Ltd. 1,141,901 16,366,804
#SG Holdings Co., Ltd. 350,748 3,387,881
*Sharp Corp. 188,800 858,816
Skylark Holdings Co., Ltd. 301,700 6,158,779
SoftBank Corp. 16,136,300 21,862,354
Sompo Holdings, Inc. 51,000 1,757,526
*Sony Financial Group, Inc.,
ADR 24,567 122,098
Sony Group Corp. 3,961,380 88,698,344
#Sony Group Corp., ADR 122,835 2,714,654
Subaru Corp. 632,801 13,647,925
Sugi Holdings Co., Ltd. 130,900 3,020,051
Sumitomo Forestry Co., Ltd. 221,800 2,407,650
Sundrug Co., Ltd. 60,300 1,610,502
Suzuki Motor Corp. 548,900 7,495,513
Sysmex Corp. 496,700 4,723,576
Takasago Thermal
Engineering Co., Ltd. 67,900 1,967,542
TDK Corp. 563,800 7,240,294
TIS, Inc. 220,400 6,426,547
Toei Animation Co., Ltd. 37,100 616,890
Tokio Marine Holdings, Inc. 868,500 32,243,611
Tokyo Electron, Ltd. 213,222 57,099,707
Tokyo Ohka Kogyo Co., Ltd. 10,500 495,323
Tokyu Fudosan Holdings Corp. 319,300 2,952,687
Toyo Tire Corp. 106,800 2,878,048
Toyota Motor Corp. 1,328,800 30,183,555
Toyota Tsusho Corp. 131,200 4,767,971
Trend Micro, Inc. 136,700 5,361,306
Tsuruha Holdings, Inc. 114,865 1,836,232
Unicharm Corp. 413,000 2,515,054
USS Co., Ltd. 540,400 5,979,922
*Visional, Inc. 8,900 491,502
Yamaha Motor Co., Ltd. 93,900 708,237
Yamazaki Baking Co., Ltd. 83,400 1,764,667
Yokogawa Electric Corp. 105,500 3,507,092
Yokohama Rubber Co., Ltd.
(The) 16,400 647,452
Zensho Holdings Co., Ltd. 94,800 5,148,059
#ZOZO, Inc. 490,700 4,058,947
TOTAL JAPAN 1,155,036,384
NETHERLANDS — (4.3%)
ASML Holding NV- NYS 126,401 179,868,623
ASML Holding NV, Class B 8,936 12,922,746
ASR Nederland NV, Class B 105,719 7,694,554

Dimensional International High Profitability ETF
continued
Shares Value
NETHERLANDS — (Continued)
Koninklijke KPN NV 3,520,152 $ 17,203,341
*Magnum Ice Cream Co. NV
(The) 10,802 192,329
*Magnum Ice Cream Co. NV
(The) 191,936 3,406,864
Universal Music Group NV 31,054 763,992
Wolters Kluwer NV 177,205 16,628,912
TOTAL NETHERLANDS 238,681,361
NEW ZEALAND — (0.2%)
Chorus, Ltd. 287,854 1,654,033
Contact Energy, Ltd. 295,428 1,670,750
Fisher & Paykel Healthcare
Corp., Ltd. 191,157 4,498,832
Mainfreight, Ltd. 48,222 1,958,572
Spark New Zealand, Ltd. 635,949 869,319
TOTAL NEW ZEALAND 10,651,506
NORWAY — (0.8%)
AF Gruppen ASA 8,060 155,003
Aker BP ASA 144,004 4,221,535
*Atea ASA, Class A 615 9,867
ΩBW LPG, Ltd. 21,829 341,405
ΩBW LPG, Ltd. 41,268 652,615
DOF Group ASA 19,422 228,231
Equinor ASA 448,493 12,007,720
Equinor ASA, Sponsored ADR 13,333 357,991
Hafnia, Ltd. 135,084 833,382
Hoegh Autoliners ASA 112,754 1,265,084
Kongsberg Gruppen ASA 153,627 5,290,253
Protector Forsikring ASA 49,412 2,692,191
Storebrand ASA 506,490 8,890,834
Telenor ASA 118,050 1,992,291
Var Energi ASA 362,502 1,316,843
Veidekke ASA 118,803 2,200,548
Wallenius Wilhelmsen ASA,
Class B 240,750 2,801,504
TOTAL NORWAY 45,257,297
PORTUGAL — (0.1%)
Galp Energia SGPS SA 168,783 3,359,275
Jeronimo Martins SGPS SA 30,187 715,010
TOTAL PORTUGAL 4,074,285
SINGAPORE — (1.2%)
DBS Group Holdings, Ltd. 585,230 27,301,510
SATS, Ltd. 521,000 1,556,021
Sembcorp Industries, Ltd. 761,400 3,618,000
Singapore Airlines, Ltd. 1,659,400 8,303,538
Singapore Exchange, Ltd. 708,400 9,841,680
Singapore Technologies
Engineering, Ltd. 1,206,000 9,313,475
Singapore
Telecommunications, Ltd. 592,600 2,143,447
Yangzijiang Shipbuilding
Holdings, Ltd. 1,949,600 5,131,335
TOTAL SINGAPORE 67,209,006
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 507 46,614
TOTAL SOUTH AFRICA 46,614
Shares Value
SPAIN — (2.8%)
ACS Actividades de
Construccion y Servicios SA 156,400 $ 17,610,769
ΩAena SME SA 612,701 19,119,117
Amadeus IT Group SA 349,727 23,557,000
Banco Bilbao Vizcaya
Argentaria SA 622,118 15,875,266
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 6,298 160,095
Bankinter SA 67,910 1,164,984
Endesa SA 341,285 12,622,892
Ferrovial SE 344,359 23,359,288
Ferrovial SE 12,859 874,283
Industria de Diseno Textil SA 363,854 23,807,335
Naturgy Energy Group SA 162,012 5,103,712
Repsol SA 9,300 183,161
#Telefonica SA 3,829,457 15,557,824
TOTAL SPAIN 158,995,726
SWEDEN — (2.8%)
AddTech AB, Class B 131,064 4,305,505
Atlas Copco AB, Class A 1,572,176 32,634,340
Atlas Copco AB, Class B 381,392 6,899,933
Avanza Bank Holding AB 135,686 5,326,429
#Axfood AB 122,508 4,222,338
Ω* BioArctic AB, Class B 27,034 974,198
Clas Ohlson AB, Class B 11,168 384,788
Epiroc AB, Class A 91,928 2,593,061
Epiroc AB, Class B 43,539 1,092,871
Ω#Evolution AB 39,289 2,568,004
#H & M Hennes & Mauritz AB,
Class B 261,397 5,266,475
Hemnet Group AB 6,540 104,835
Indutrade AB 10,979 259,212
Lagercrantz Group AB, Class
B 174,580 3,857,533
#Lifco AB, Class B 15,864 548,737
Loomis AB, Class B 57,935 2,418,908
Medicover AB, Class B 60,930 1,393,807
Mycronic AB 5,442 126,518
Nordnet AB 146,227 4,763,972
Sectra AB, Class B 128,306 3,191,616
Tele2 AB, Class B 687,899 12,662,673
Telefonaktiebolaget LM
Ericsson, Class A 4,815 52,598
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 6,419 69,325
Telefonaktiebolaget LM
Ericsson, Class B 1,212,944 13,244,448
Telia Co. AB 1,023,137 4,686,741
Truecaller AB, Class B 119,280 208,182
Volvo AB, Class A 50,709 1,855,993
#Volvo AB, Class B 1,176,256 43,051,986
TOTAL SWEDEN 158,765,026
SWITZERLAND — (8.6%)
#Geberit AG, Registered 32,264 24,703,402
#Kuehne + Nagel International
AG, Class R 35,301 8,192,051

Dimensional International High Profitability ETF
continued
Shares Value
SWITZERLAND — (Continued)
Nestle SA, Registered 1,189,818 $ 113,458,004
#Novartis AG, Class B,
Sponsored ADR 559,687 83,214,263
Novartis AG, Registered 102,167 15,207,300
Partners Group Holding AG 18,975 25,873,320
Roche Holding AG 407,926 185,779,687
Roche Holding AG, Class BR 8,727 4,034,559
SGS SA, Registered 146,103 17,607,114
#Swisscom AG, Registered 9,508 7,821,983
TOTAL SWITZERLAND 485,891,683
UNITED KINGDOM — (11.9%)
Admiral Group PLC 194,063 7,323,333
ΩAirtel Africa PLC 934,237 4,092,167
Anglo American PLC 167 7,810
Ashtead Group PLC 525,324 33,787,460
AstraZeneca PLC 129,110 24,095,289
AstraZeneca PLC, Sponsored
ADR 589,072 54,648,210
ΩAutotrader Group PLC 687,994 5,079,258
B&M European Value Retail
SA 311 753
Beazley PLC 509,464 7,920,941
#BP PLC, Sponsored ADR 1,275,124 48,301,697
BT Group PLC, Registered 6,414,157 16,842,300
Bunzl PLC 68,227 1,917,430
*Carnival PLC, Sponsored
ADR 82,746 2,465,003
Centrica PLC 447,786 1,173,339
*Coca-Cola HBC AG 99,494 5,392,962
Compass Group PLC 903,294 27,108,860
Diageo PLC 139,518 3,207,805
#Diageo PLC, Sponsored ADR 164,341 15,250,845
Experian PLC 651,166 24,644,461
Fresnillo PLC 81,328 4,131,520
Games Workshop Group PLC 18,957 4,435,344
*Glencore PLC 1,194 8,180
GSK PLC 2,270,755 58,472,572
#GSK PLC, Class B, ADR 118,972 6,138,955
Haleon PLC 167 868
Howden Joinery Group PLC 120,649 1,385,743
IMI PLC 66,259 2,511,319
Imperial Brands PLC 919,107 38,669,769
Intertek Group PLC 151,106 9,256,339
ITV PLC 333 371
JD Sports Fashion PLC 95,515 107,190
Legal & General Group PLC 3,912,486 14,232,981
Man Group PLC 16,736 60,354
Marks & Spencer Group PLC 957,269 4,809,136
Next PLC 112,872 20,545,978
*Reckitt Benckiser Group PLC 548,740 45,873,287
#RELX PLC, Sponsored ADR 676,131 24,205,490
Rentokil Initial PLC 94,518 584,569
Rightmove PLC 323,488 2,194,674
Rio Tinto PLC 201,004 18,585,278
Rolls-Royce Holdings PLC 2,761,950 45,897,952
Sage Group PLC (The) 611,521 8,034,117
Softcat PLC 282 5,534
SSE PLC 167 5,551
Shares Value
UNITED KINGDOM — (Continued)
St. James's Place PLC 532,801 $ 11,113,273
Unilever PLC 48,178 3,266,277
#Unilever PLC, ADR 853,049 58,314,430
TOTAL UNITED KINGDOM 666,106,974
UNITED STATES — (0.0%)
* Sunococorp LLC 4,662 249,976
TOTAL UNITED STATES 249,976
TOTAL COMMON STOCKS 5,355,422,183
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Bayerische Motoren Werke AG
4.940% 5,960 619,696
Ω#Dr . Ing. h.c. F. Porsche AG
1.980% 20,837 1,021,548
Volkswagen AG, Class A
6.200% 96,456 11,779,020
TOTAL GERMANY 13,420,264
TOTAL PREFERRED
STOCKS 13,420,264
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 2,724 –
TOTAL CANADA –
SPAIN — (0.0%)
*ACS Actividades de
Construccion y Servicios SA
02/12/26 155,430 85,797
TOTAL SPAIN 85,797
TOTAL RIGHTS/WARRANTS 85,797
TOTAL INVESTMENT SECURITIES — (95.5%)
(Cost $4,264,184,773) 5,368,928,244
SECURITIES LENDING COLLATERAL — (4.5%)
@§The DFA Short Term
Investment Fund 21,870,467 253,041,304
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,517,226,077) $ 5,621,969,548

Dimensional International High Profitability ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $56,063,221 which represented 1.0% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
As of January 31, 2026 , Dimensional International High Profitability ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 22 03/20/26 $ 7,656,340 $ 7,662,325 $5,985
Total Futures Contracts ..............
$7,656,340 $7,662,325 $5,985
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 355,875,276 $ — $ — $ 355,875,276
Austria .............................. 12,016,505 — — 12,016,505
Belgium ............................. 48,795,454 — — 48,795,454
Canada ............................. 593,925,623 — — 593,925,623
Denmark ............................ 75,697,002 — — 75,697,002
Finland .............................. 42,179,260 — — 42,179,260
France .............................. 503,052,768 — — 503,052,768
Germany ............................ 433,711,477 — — 433,711,477
Hong Kong ........................... 80,893,820 — — 80,893,820
Ireland .............................. 12,320,771 — — 12,320,771
Israel ............................... 74,455,328 — — 74,455,328
Italy ................................ 131,533,061 — — 131,533,061
Japan ............................... 1,155,036,384 — — 1,155,036,384
Netherlands .......................... 238,681,361 — — 238,681,361
New Zealand ......................... 10,651,506 — — 10,651,506
Norway .............................. 45,257,297 — — 45,257,297
Portugal ............................. 4,074,285 — — 4,074,285
Singapore ............................ 67,209,006 — — 67,209,006
South Africa .......................... 46,614 — — 46,614
Spain ............................... 158,995,726 — — 158,995,726

Dimensional International High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Sweden ............................. $ 158,765,026 $ — $ — $ 158,765,026
Switzerland ........................... 485,891,683 — — 485,891,683
United Kingdom ....................... 666,106,974 — — 666,106,974
United States ......................... 249,976 — — 249,976
Preferred Stocks
Germany ............................ 13,420,264 — — 13,420,264
Rights/Warrants
Canada ............................. — — — —
Spain ............................... 85,797 — — 85,797
Securities Lending Collateral ............... — 253,041,304 — 253,041,304
Total Investments ........................ $5,368,928,244 $253,041,304 $—> $5,621,969,548
Financial Instruments
Assets
Futures Contracts** ...................... 5,985 — — 5,985
Total Other Financial Instruments ........... $5,985 $– $– $5,985
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional International Vector Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.1%)
*29Metals, Ltd. 693 $ 231
Acrow , Ltd. 916 664
#Adairs, Ltd., Class B 10,783 13,219
* Aeris Resources, Ltd. 864 372
*AIC Mines, Ltd. 688 306
*Ainsworth Game Technology,
Ltd. 268 194
*Alkane Resources, Ltd. 4,725 4,780
#*Alkane Resources, Ltd. 6,284 7,198
ALS, Ltd., Registered 243 4,195
Amotiv , Ltd. 3,916 23,017
AMP, Ltd. 42,879 50,916
*Amplitude Energy, Ltd. 16,225 35,577
Ampol , Ltd. 2,298 46,428
Ansell, Ltd. 1,872 42,805
ANZ Group Holdings, Ltd. 3,412 87,723
*Appen, Ltd. 1,534 1,988
Aristocrat Leisure, Ltd. 1,474 55,307
*Aurelia Metals, Ltd. 9,067 1,969
Aurizon Holdings, Ltd. 30,896 79,867
Aussie Broadband, Ltd. 14,449 45,753
*Austal, Ltd. 8,758 42,825
#*Australian Agricultural Co.,
Ltd. 492 469
Australian Clinical Labs, Ltd. 3,327 6,363
Australian Ethical Investment,
Ltd. 1,807 5,810
*Australian Strategic Materials,
Ltd. 120 144
Autosports Group, Ltd. 509 1,366
*Baby Bunting Group, Ltd. 2,895 4,847
Bank of Queensland, Ltd. 10,307 49,028
Bapcor , Ltd. 7,626 11,433
*BCI Minerals, Ltd. 2,688 781
Beach Energy, Ltd. 61,600 53,079
Beacon Lighting Group, Ltd. 254 445
Bega Cheese, Ltd. 8,891 38,057
Bell Financial Group, Ltd. 392 360
*Bellevue Gold, Ltd. 17,396 22,972
Bendigo & Adelaide Bank, Ltd. 4,302 33,061
BHP Group, Ltd. 27,736 982,598
Bisalloy Steel Group, Ltd. 371 1,455
BlueScope Steel, Ltd. 4,143 87,768
Brambles, Ltd. 11,057 173,510
Bravura Solutions, Ltd. 10,770 15,392
#Breville Group, Ltd. 166 3,744
Capral, Ltd. 52 446
*Capricorn Metals, Ltd. 3,543 36,709
*Catalyst Metals, Ltd. 1,956 11,812
Cedar Woods Properties, Ltd. 443 2,511
Challenger, Ltd. 9,445 60,940
Champion Iron, Ltd. 8,134 33,506
Cleanaway Waste
Management, Ltd. 17,160 29,693
Shares Value
AUSTRALIA — (Continued)
* ClearView Wealth, Ltd. 440 $ 160
#Clinuvel Pharmaceuticals,
Ltd. 514 3,961
Cobram Estate Olives, Ltd. 986 2,583
Coles Group, Ltd. 7,980 118,964
Collins Foods, Ltd. 5,316 39,774
Commonwealth Bank of
Australia 436 45,620
Computershare, Ltd. 2,837 65,010
*Core Lithium, Ltd. 3,004 495
#<Corporate Travel
Management, Ltd. 2,545 21,484
Data#3, Ltd. 2,967 20,328
*Develop Global, Ltd. 1,799 6,642
Dicker Data, Ltd. 4,499 31,675
#Domino's Pizza Enterprises,
Ltd., Class B 970 15,527
Downer EDI, Ltd. 9,296 52,424
*DUG Technology, Ltd. 1,059 1,387
Duratec , Ltd. 273 411
Dyno Nobel, Ltd. 19,339 47,553
Eagers Automotive, Ltd. 3,634 68,304
#Elders, Ltd. 4,618 23,843
#*Electro Optic Systems
Holdings, Ltd., Class B 469 2,852
* Emeco Holdings, Ltd. 6,604 6,084
*Emerald Resources NL 7,830 40,866
#*EML Payments, Ltd. 2,559 1,470
Endeavour Group, Ltd. 12,449 32,268
#EQT Holdings, Ltd. 29 499
Euroz Hartleys Group, Ltd. 172 149
Evolution Mining, Ltd. 18,246 188,027
EVT, Ltd. 2,722 23,932
Fenix Resources, Ltd. 1,472 454
#Fiducian Group, Ltd. 33 249
* Findi , Ltd. 86 64
FleetPartners Group, Ltd. 6,943 13,911
Fleetwood, Ltd. 314 614
#Flight Centre Travel Group,
Ltd. 2,287 25,955
Fortescue, Ltd. 10,836 159,414
G8 Education, Ltd. 23,633 11,093
GR Engineering Services, Ltd. 896 2,724
GrainCorp, Ltd., Class A 5,036 25,401
*Grange Resources, Ltd. 2,024 369
GWA Group, Ltd. 4,655 8,707
Hansen Technologies, Ltd. 4,306 14,962
Harvey Norman Holdings, Ltd. 4,881 22,158
Healius , Ltd. 15,810 9,968
Helia Group, Ltd. 12,277 50,228
Helloworld Travel, Ltd. 176 250
Horizon Oil, Ltd. 11,848 1,868
#IDP Education, Ltd. 3,964 17,523
*IGO, Ltd. 6,215 36,225
Iluka Resources, Ltd. 9,448 35,477

Dimensional International Vector Equity ETF
continued
Shares Value
AUSTRALIA — (Continued)
Imdex , Ltd. 12,041 $ 31,970
Inghams Group, Ltd. 8,151 14,276
*Insignia Financial, Ltd. 12,301 40,071
Insurance Australia Group, Ltd. 17,115 91,123
#Integral Diagnostics, Ltd. 2,834 5,202
IPH, Ltd. 7,396 19,378
IRESS, Ltd. 2,205 12,605
IVE Group, Ltd. 2,065 4,354
JB Hi-Fi, Ltd. 926 52,643
*Judo Capital Holdings, Ltd. 23,717 30,156
Jupiter Mines, Ltd. 2,852 549
Karoon Energy, Ltd. 31,194 37,041
*Kelly Partners Group
Holdings, Ltd. 36 168
Kelsian Group, Ltd. 5,698 15,568
*Kingsgate Consolidated, Ltd. 6,796 31,041
Kogan.com, Ltd. 1,118 2,874
Korvest , Ltd. 16 171
#L1 Group, Ltd. 7,518 6,478
Lendlease Corp., Ltd. 3,955 13,410
#*Lifestyle Communities, Ltd. 3,695 14,392
Lindsay Australia, Ltd. 4,654 2,168
Lottery Corp., Ltd. (The) 13,536 48,836
Lovisa Holdings, Ltd. 786 17,064
Lycopodium, Ltd. 329 3,619
#Maas Group Holdings, Ltd. 2,069 7,914
Macmahon Holdings, Ltd. 83,757 38,433
Macquarie Group, Ltd. 75 11,148
*Macquarie Technology
Group, Ltd. 114 5,592
Mader Group, Ltd. 76 437
Magellan Financial Group, Ltd. 5,879 35,955
*Mayne Pharma Group, Ltd. 907 1,779
McMillan Shakespeare, Ltd. 1,753 20,938
Medibank Pvt., Ltd. 10,720 34,696
Metcash, Ltd. 20,771 48,310
*Metro Mining, Ltd. 24,799 1,164
#*Mineral Resources, Ltd. 1,260 50,446
Monadelphous Group, Ltd. 2,686 58,595
*Myer Holdings, Ltd. 23,062 7,028
MyState, Ltd. 3,059 9,601
National Australia Bank, Ltd. 5,064 153,859
Netwealth Group, Ltd. 1,104 18,933
* Neuren Pharmaceuticals, Ltd. 2,035 23,794
New Hope Corp., Ltd. 10,805 34,138
NIB Holdings, Ltd. 7,182 33,861
Nick Scali, Ltd. 2,201 37,869
Nickel Industries, Ltd. 25,973 16,649
Nine Entertainment Co.
Holdings, Ltd. 24,378 19,554
Northern Star Resources, Ltd. 9,461 191,812
NRW Holdings, Ltd. 17,633 64,358
* Nufarm , Ltd. 14,653 24,226
Objective Corp., Ltd. 106 1,129
*OFX Group, Ltd. 213 75
OM Holdings, Ltd. 568 115
*Omni Bridgeway, Ltd. 1,142 1,232
oOh!media , Ltd. 28,184 24,582
Shares Value
AUSTRALIA — (Continued)
#*Ora Banda Mining, Ltd. 14,624 $ 13,113
Orica, Ltd. 4,805 86,577
Origin Energy, Ltd., Class B 6,406 52,955
Orora , Ltd. 16,292 23,397
* Pantoro Gold, Ltd. 3,436 12,252
Peet, Ltd. 876 1,240
Perenti , Ltd. 29,084 57,253
Perpetual, Ltd. 1,977 25,082
Perseus Mining, Ltd. 30,611 126,523
Peter Warren Automotive
Holdings, Ltd. 152 188
*PEXA Group, Ltd. 2,571 24,783
Praemium , Ltd. 4,490 2,375
Premier Investments, Ltd. 1,341 12,579
Pro Medicus , Ltd. 376 48,498
Propel Funeral Partners, Ltd. 174 601
#PWR Holdings, Ltd. 2,114 13,788
QBE Insurance Group, Ltd. 12,690 175,488
Ramelius Resources, Ltd. 23,004 76,065
Ramsay Health Care, Ltd. 1,598 40,704
REA Group, Ltd. 380 50,513
#Reece, Ltd. 1,207 12,514
Regis Resources, Ltd. 26,884 151,799
Reliance Worldwide Corp., Ltd. 16,037 42,243
*Resolute Mining, Ltd. 67,669 64,471
Ricegrowers, Ltd. 251 2,864
Ridley Corp., Ltd. 7,738 13,552
Rio Tinto, Ltd. 1,313 139,399
* Sandfire Resources, Ltd. 8,414 117,004
Santos, Ltd. 38,808 190,580
*Select Harvests, Ltd. 8,872 27,596
Servcorp, Ltd. 420 2,268
Service Stream, Ltd. 19,672 31,421
SGH, Ltd. 1,015 33,007
Shaver Shop Group, Ltd. 2,621 2,754
Sims, Ltd. 2,422 34,410
SmartGroup Corp., Ltd. 3,227 19,057
Sonic Healthcare, Ltd. 2,805 45,098
South32, Ltd. 21,759 70,424
Southern Cross Electrical
Engineering, Ltd. 11,368 20,308
#Southern Cross Media
Group, Ltd. 3,785 1,697
SRG Global, Ltd. 16,463 34,830
Stanmore Resources, Ltd. 6,665 14,054
Steadfast Group, Ltd. 6,956 25,486
#*Strike Energy, Ltd. 36,799 2,836
Suncorp Group, Ltd. 4,669 55,605
Super Retail Group, Ltd. 3,471 35,745
* Superloop , Ltd. 13,557 21,844
#Supply Network, Ltd. 31 803
#*Syrah Resources, Ltd. 2,729 449
Tabcorp Holdings, Ltd. 101,590 62,984
Technology One, Ltd. 2,196 38,753
Telstra Group, Ltd. 14,191 48,514
TPG Telecom, Ltd. 2,061 5,588
Tribune Resources, Ltd. 28 138
#*Tyro Payments, Ltd. 19,135 12,735

Dimensional International Vector Equity ETF
continued
Shares Value
AUSTRALIA — (Continued)
Universal Store Holdings, Ltd. 509 $ 2,963
*Vault Minerals, Ltd. 9,666 39,817
Ventia Services Group Pty,
Ltd. 10,372 41,998
ΩViva Energy Group, Ltd. 13,877 17,499
*Viva Leisure, Ltd. 352 351
#*Vulcan Energy Resources,
Ltd. 3,591 10,113
Vulcan Steel, Ltd. 684 3,330
Wagners Holding Co., Ltd. 519 1,302
Washington H Soul Pattinson
& Co., Ltd. 948 25,628
*WEB Travel Group, Ltd. 1,380 4,466
Wesfarmers, Ltd. 2,911 169,996
*West African Resources, Ltd. 30,403 78,593
Westgold Resources, Ltd. 7,519 38,768
Westpac Banking Corp. 3,983 108,319
Whitehaven Coal, Ltd. 21,400 132,377
Woodside Energy Group, Ltd. 8,658 153,878
Woolworths Group, Ltd. 3,082 66,802
Worley, Ltd. 3,574 33,576
XRF Scientific, Ltd. 328 499
#Yancoal Australia, Ltd. 5,383 21,797
TOTAL AUSTRALIA 8,165,794
AUSTRIA — (0.8%)
Agrana Beteiligungs AG 275 3,730
ANDRITZ AG 793 68,868
*AT&S Austria Technologie &
Systemtechnik AG 1,260 57,111
*BAJAJ Mobility AG 18 370
Ω*BAWAG Group AG 763 124,719
DO & CO AG 206 48,328
Erste Group Bank AG 660 85,976
* Eurotelesites AG 3,117 15,760
EVN AG 117 3,960
*FACC AG 56 751
#*Lenzing AG 631 19,142
Mayr Melnhof Karton AG 189 21,495
OMV AG 2,193 130,576
Palfinger AG 606 26,098
*POLYTEC Holding AG 44 216
Porr AG 539 22,347
SBO AG 229 8,636
Semperit AG Holding 165 2,465
Strabag SE, Class BR 464 48,300
Telekom Austria AG, Class A 3,043 32,472
*UBM Development AG 11 260
UNIQA Insurance Group AG 2,676 49,790
Verbund AG 219 16,140
Vienna Insurance Group AG
Wiener Versicherung Gruppe 905 71,381
voestalpine AG 1,892 90,033
Wienerberger AG 2,647 87,858
Zumtobel Group AG 424 1,806
TOTAL AUSTRIA 1,038,588
BELGIUM — (1.5%)
Ackermans & van Haaren NV 424 126,003
Ageas SA/NV, Class B 2,681 191,208
Shares Value
BELGIUM — (Continued)
*AGFA- Gevaert NV 3,237 $ 1,923
Anheuser-Busch InBev SA/NV 3,086 220,570
* Atenor 44 143
Barco NV 4,303 59,586
Bekaert SA 1,107 54,653
* bpost SA 3,882 10,068
Cie d'Entreprises CFE 24 261
CMB. Tech NV 1,085 14,197
Colruyt Group NV 660 25,408
Deceuninck NV 1,037 2,844
Deme Group NV 132 26,413
D'ieteren Group 165 37,865
Econocom Group SA/NV 1,251 2,605
EVS Broadcast Equipment SA 481 20,800
Fagron 3,021 79,606
Ion Beam Applications 29 523
Jensen-Group NV 12 899
KBC Group NV 3,397 480,506
Melexis NV 496 37,617
#*Ontex Group NV 1,585 9,240
*Orange Belgium SA 36 824
Proximus SADP 9,489 86,753
#Recticel SA 791 9,617
Sipef NV 60 5,996
Solvay SA, Class A 1,306 38,531
Syensqo SA 815 68,859
Tessenderlo Group SA 514 16,785
UCB SA 919 279,227
Umicore SA 2,835 67,791
Van de Velde NV 132 4,750
VGP NV 272 33,459
Viohalco SA 104 1,596
TOTAL BELGIUM 2,017,126
CANADA — (13.3%)
*5N Plus, Inc. 4,300 76,464
*ACT Energy Technologies,
Ltd. 100 428
ADENTRA, Inc. 1,300 34,753
*Advantage Energy, Ltd. 12,100 98,380
Aecon Group, Inc. 1,500 39,102
AGF Management, Ltd., Class
B 2,700 36,189
Agnico Eagle Mines, Ltd. 200 38,229
Agnico Eagle Mines, Ltd. 500 95,250
*Air Canada 5,100 70,993
Alamos Gold, Inc., Class B 1,300 47,970
Algonquin Power & Utilities
Corp. 6,300 41,265
Alimentation Couche-Tard, Inc. 3,300 172,634
*Allied Gold Corp. 2,303 73,079
AltaGas , Ltd. 3,200 97,053
Amerigo Resources, Ltd. 5,400 22,172
Andrew Peller, Ltd., Class A 100 386
ARC Resources, Ltd. 11,300 210,871
* Aritzia , Inc., Class B 1,700 134,742
*Athabasca Oil Corp. 21,115 124,586
*ATS Corp. 200 5,692
B2Gold Corp. 18,700 91,630

Dimensional International Vector Equity ETF
continued
Shares Value
CANADA — (Continued)
Badger Infrastructure
Solutions, Ltd. 945 $ 53,728
Bank of Montreal 300 41,067
Bank of Montreal 200 27,230
Bank of Nova Scotia (The) 2,900 216,688
Bank of Nova Scotia (The) 300 22,553
Barrick Mining Corp. 7,717 353,362
#Baytex Energy Corp. 11,537 40,043
BCE, Inc. 200 5,172
Birchcliff Energy, Ltd. 10,500 56,759
Bird Construction, Inc. 3,300 73,499
#*Bitfarms, Ltd. 1,000 2,340
Black Diamond Group, Ltd. 200 2,437
Boralex , Inc., Class A 2,706 50,457
*CAE, Inc. 3,200 102,528
* Calfrac Well Services, Ltd. 200 737
Calian Group, Ltd. 100 4,978
Canaccord Genuity Group, Inc. 2,500 21,896
* Canacol Energy, Ltd. 100 113
*Canada Goose Holdings, Inc. 500 6,080
Canada Packers, Inc. 643 7,583
Canadian Imperial Bank of
Commerce 2,200 203,258
Canadian Imperial Bank of
Commerce 1,000 92,929
Canadian National Railway Co. 1,000 96,220
Canadian Natural Resources,
Ltd. 11,200 416,752
Canadian Pacific Kansas City,
Ltd., Class A 1,000 74,340
Canadian Tire Corp., Ltd.,
Class A 1,312 162,306
*Canfor Corp. 1,418 15,016
*Capstone Copper Corp. 4,600 51,260
Cardinal Energy, Ltd. 13,100 85,808
Cascades, Inc. 4,600 43,447
CCL Industries, Inc., Class B 1,500 90,898
*Celestica, Inc. 958 269,188
Cenovus Energy, Inc. 20,000 394,400
Centerra Gold, Inc. 9,200 154,970
CES Energy Solutions Corp. 8,700 91,231
Cogeco Communications, Inc. 900 43,619
Computer Modelling Group,
Ltd. 4,300 15,337
Corby Spirit and Wine, Ltd. 100 1,024
#*Cronos Group, Inc. 1,500 3,765
Definity Financial Corp. 1,200 59,054
Dexterra Group, Inc. 100 955
Dollarama, Inc. 700 94,856
Doman Building Materials
Group, Ltd. 2,300 16,322
*Dorel Industries, Inc., Class B 100 147
DPM Metals, Inc. 5,600 196,475
*Eldorado Gold Corp. 4,000 171,680
Element Fleet Management
Corp. 2,152 54,827
Empire Co., Ltd., Class A 1,800 59,125
Endeavour Mining PLC 6,600 362,326
Enerflex , Ltd. 7,258 133,257
Shares Value
CANADA — (Continued)
*Ensign Energy Services, Inc. 2,100 $ 4,885
*Equinox Gold Corp. 3,185 45,546
*ERO Copper Corp. 3,000 100,530
Evertz Technologies, Ltd. 100 1,068
Exchange Income Corp. 700 49,108
Extendicare, Inc. 2,300 39,388
Fairfax Financial Holdings, Ltd. 100 165,944
Fiera Capital Corp., Class A 4,200 18,423
Finning International, Inc. 3,400 214,397
First Majestic Silver Corp. 2,230 46,473
*First Quantum Minerals, Ltd. 5,600 159,173
FirstService Corp., Class WI 200 31,052
* Foraco International SA 100 214
*Fortuna Mining Corp. 19,804 193,683
*Galiano Gold, Inc. 1,000 2,660
George Weston, Ltd. 700 49,093
Gibson Energy, Inc. 5,200 102,952
#Gildan Activewear, Inc.,
Class A 1,100 71,478
* GoGold Resources, Inc. 1,800 4,240
Headwater Exploration, Inc. 11,100 90,167
High Liner Foods, Inc. 100 1,145
Hudbay Minerals, Inc. 9,700 229,696
#*i-80 Gold Corp. 9,100 14,469
iA Financial Corp., Inc. 500 61,777
*IAMGOLD Corp. 12,300 223,614
*Imperial Metals Corp. 600 5,264
Imperial Oil, Ltd. 800 81,000
Information Services Corp.,
Class A 600 19,318
Intact Financial Corp. 1,018 186,370
* Interfor Corp. 200 1,502
*K92 Mining, Inc. 4,786 90,337
K-Bro Linen, Inc. 400 10,079
* Kelt Exploration, Ltd. 10,500 60,481
Keyera Corp. 3,100 105,558
Kinross Gold Corp. 20,900 659,604
*Knight Therapeutics, Inc. 200 857
Lassonde Industries, Inc.,
Class A 100 16,320
Laurentian Bank of Canada 200 5,908
Leon's Furniture, Ltd. 939 19,083
*Lightspeed Commerce, Inc. 1,900 20,520
Linamar Corp. 800 50,996
Loblaw Cos., Ltd. 900 40,722
Lundin Gold, Inc. 1,600 120,613
Lundin Mining Corp.,
Registered 5,000 126,832
Magna International, Inc. 4,700 240,358
*Major Drilling Group
International, Inc. 1,900 20,962
Manulife Financial Corp. 800 30,643
Manulife Financial Corp. 2,100 80,031
Maple Leaf Foods, Inc. 3,217 59,938
Martinrea International, Inc. 3,600 25,814
*MDA Space, Ltd. 1,400 39,731
Medical Facilities Corp. 100 1,120
Meren Energy, Inc. 10,500 16,516
Methanex Corp. 900 42,948

Dimensional International Vector Equity ETF
continued
Shares Value
CANADA — (Continued)
Metro, Inc., Class A 3,100 $ 206,926
MTY Food Group, Inc. 900 28,187
Mullen Group, Ltd. 6,300 74,810
National Bank of Canada 2,503 299,902
Neo Performance Materials,
Inc. 100 1,415
*New Gold, Inc. 36,400 365,092
North West Co., Inc. (The) 1,387 49,789
Northland Power, Inc. 6,897 95,600
Nutrien , Ltd. 6,100 420,229
* NuVista Energy, Ltd. 7,600 104,615
#*Obsidian Energy, Ltd. 2,600 18,746
OceanaGold Corp. 10,500 342,104
Open Text Corp. 4,100 104,673
OR Royalties, Inc. 100 3,944
* Orezone Gold Corp. 4,100 7,569
Pan American Silver Corp. 1,000 54,787
Pan American Silver Corp. 1,600 87,360
Paramount Resources, Ltd.,
Class A 4,100 77,752
Parex Resources, Inc. 6,200 92,486
Pason Systems, Inc. 3,600 32,088
Pembina Pipeline Corp. 2,723 113,222
Pembina Pipeline Corp. 100 4,178
Pet Valu Holdings, Ltd. 2,559 51,590
Peyto Exploration &
Development Corp. 7,251 131,403
PHX Energy Services Corp. 100 618
Pizza Pizza Royalty Corp. 100 1,159
Polaris Renewable Energy,
Inc. 100 900
*Precision Drilling Corp. 400 32,079
*Precision Drilling Corp. 645 51,432
Premium Brands Holdings
Corp. 500 34,560
Pulse Seismic, Inc. 200 566
* Quarterhill , Inc. 1,000 672
Quebecor, Inc., Class B 4,600 168,727
RB Global, Inc. 519 58,943
Restaurant Brands
International, Inc. 3,100 207,669
Richelieu Hardware, Ltd. 1,600 48,113
Rogers Communications, Inc.,
Class B 4,500 170,145
Rogers Sugar, Inc. 4,800 21,871
Royal Bank of Canada 3,000 502,278
Royal Bank of Canada 300 49,869
Russel Metals, Inc. 1,000 35,631
* Sangoma Technologies Corp. 100 467
Saputo, Inc. 500 15,168
Savaria Corp. 1,700 29,753
Secure Waste Infrastructure
Corp. 6,000 77,850
Sienna Senior Living, Inc. 900 14,097
South Bow Corp. 3,571 101,416
*Spartan Delta Corp. 3,700 25,028
*SSR Mining, Inc. 9,200 210,884
Stantec, Inc. 184 18,231
Stella-Jones, Inc. 600 40,453
Shares Value
CANADA — (Continued)
Strathcona Resources, Ltd. 200 $ 3,840
Sun Life Financial, Inc. 2,189 138,697
Sun Life Financial, Inc. 700 44,128
Suncor Energy, Inc. 13,000 688,610
Superior Plus Corp. 13,362 72,032
Surge Energy, Inc. 3,600 19,620
Tamarack Valley Energy, Ltd. 25,714 174,889
* Taseko Mines, Ltd. 11,300 86,106
TC Energy Corp. 2,600 152,542
Teck Resources, Ltd., Class B 2,121 114,025
#*Tilray Brands, Inc. 120 902
*Tilray Brands, Inc. 199 1,484
Torex Gold Resources, Inc. 3,300 159,718
Toromont Industries, Ltd. 400 51,235
Toronto-Dominion Bank (The) 2,600 243,074
Toronto-Dominion Bank (The) 800 75,182
Total Energy Services, Inc. 1,800 21,919
Tourmaline Oil Corp. 3,816 181,592
TransAlta Corp. 4,300 54,954
Transcontinental, Inc., Class A 4,200 71,647
Trican Well Service, Ltd. 12,100 62,459
* Trisura Group, Ltd. 1,200 36,802
* Valeura Energy, Inc. 1,600 11,934
Vermilion Energy, Inc. 2,800 27,104
Wajax Corp. 1,400 29,227
Waste Connections, Inc. 503 84,303
*Well Health Technologies
Corp. 7,500 21,933
* Wesdome Gold Mines, Ltd. 3,500 57,612
West Fraser Timber Co., Ltd. 400 27,468
Westshore Terminals
Investment Corp. 1,250 26,797
Whitecap Resources, Inc. 15,015 136,937
Whitecap Resources, Inc. 10,700 98,138
Winpak , Ltd. 650 20,645
WSP Global, Inc. 197 38,294
* Yangarra Resources, Ltd. 300 241
TOTAL CANADA 17,879,646
DENMARK — (2.0%)
AL Sydbank 1,451 132,105
*ALK- Abello A/S 715 23,646
Alm Brand A/S 22,216 61,758
AP Moller - Maersk A/S, Class
A 15 36,967
#AP Moller - Maersk A/S,
Class B 34 84,659
*Bang & Olufsen A/S 1,063 1,974
*Bavarian Nordic A/S 2,262 69,188
Carlsberg A/S, Class B 790 107,352
Coloplast A/S, Class B 417 35,607
Columbus A/S 223 354
D/S Norden A/S 984 44,644
Danske Bank A/S 2,690 137,774
* Demant A/S 1,385 48,629
*DFDS A/S 1,442 22,708
DSV A/S 382 107,653
FLSmidth & Co. A/S 1,095 94,460
Foroya Banki P/F 15 727

Dimensional International Vector Equity ETF
continued
Shares Value
DENMARK — (Continued)
*Genmab A/S 167 $ 53,794
#*GN Store Nord A/S 3,518 62,237
H Lundbeck A/S, Class A 5,078 34,073
ISS A/S 2,991 113,880
Jyske Bank A/S, Registered 823 120,293
MT Hoejgaard Holding A/S 11 965
Ω* Netcompany Group A/S 1,781 94,367
*NKT A/S 1,159 152,510
Novo Nordisk A/S, Class B 3,174 186,859
Novonesis Novozymes B,
Class B 1,811 111,276
*NTG Nordic Transport Group
A/S 138 4,238
Pandora A/S 305 24,732
Parken Sport & Entertainment
A/S 9 234
Per Aarsleff Holding A/S 617 88,365
Ringkjoebing Landbobank A/S 524 132,728
ROCKWOOL A/S, Class A 887 30,232
Royal Unibrew A/S 849 79,934
*RTX A/S 20 365
ΩScandinavian Tobacco
Group A/S 1,285 20,020
Schouw & Co. A/S 311 32,947
SP Group A/S 289 16,851
Sparekassen Sjaelland-Fyn
A/S 416 24,752
TCM Group A/S 24 258
#Tivoli A/S 5 492
TORM PLC, Class A 2,419 59,616
* Trifork Group AG 83 1,243
Tryg A/S 2,709 66,072
UIE PLC 13 779
Vestas Wind Systems A/S 3,573 109,088
TOTAL DENMARK 2,633,405
FINLAND — (1.8%)
Aktia Bank OYJ 1,436 21,013
#Alandsbanken Abp , Class B 12 675
Alma Media OYJ 61 1,002
Anora Group OYJ 1,156 5,920
Apetit OYJ 8 134
Aspo OYJ 52 470
Atria OYJ, Class A 68 1,282
Digia OYJ 16 121
Elisa OYJ 1,556 68,787
ΩEnento Group OYJ 46 847
Evli OYJ, Class B 8 250
#Fortum OYJ 3,202 75,862
F-Secure OYJ 164 368
Harvia OYJ 305 14,877
Hiab OYJ, Class B 884 52,688
* HKFoods OYJ, Class A 66 132
Huhtamaki OYJ 1,250 44,047
* Incap OYJ 102 1,197
Kamux Corp. 688 1,874
Kemira OYJ 3,621 85,422
Kesko OYJ, Class A 1,389 34,866
Kesko OYJ, Class B 4,211 106,906
Shares Value
FINLAND — (Continued)
Kone OYJ, Class B 1,922 $ 138,609
Konecranes OYJ 899 106,255
* Lassila & Tikanoja OYJ 794 7,084
* Lindex Group OYJ 2,570 7,537
Luotea PLC 794 2,730
Mandatum OYJ 5,922 48,471
#Marimekko OYJ 56 857
Metso OYJ 7,864 154,505
Neste OYJ 2,510 64,379
#NoHo Partners OYJ 20 190
Nokia OYJ 19,162 123,646
Nokian Renkaat OYJ 3,857 49,693
Nordea Bank Abp 19,868 385,622
Olvi OYJ, Class A 616 24,513
#Oma Saastopankki OYJ 323 4,926
Oriola OYJ, Class B 260 361
Orion OYJ, Class A 202 16,629
Orion OYJ, Class B 1,689 139,950
Outokumpu OYJ 7,731 43,797
Pihlajalinna OYJ 1,055 18,073
Puuilo OYJ 2,235 32,731
*QT Group OYJ 344 10,869
Raisio OYJ, Class V 3,470 11,311
Raute OYJ, Class A 26 448
Sampo OYJ, Class A 7,779 86,991
Sanoma OYJ 2,752 31,593
Scanfil OYJ 45 605
*SRV Group OYJ 16 103
Stora Enso OYJ, Class R 8,159 94,521
Taaleri PLC 250 2,278
#Talenom OYJ 572 1,738
ΩTerveystalo OYJ 4,529 54,634
TietoEVRY OYJ 1,928 42,020
UPM- Kymmene OYJ 1,709 47,514
Vaisala OYJ, Class A 230 11,492
#Valmet OYJ 2,356 81,086
Viking Line Abp 16 390
Wartsila OYJ Abp 944 38,408
*YIT OYJ 518 1,902
TOTAL FINLAND 2,407,201
FRANCE — (7.2%)
*74Software SA 24 1,042
#Aeroports de Paris SA 247 32,764
Air Liquide SA 245 46,034
Airbus SE 26 5,982
AKWEL SADIR, Class B 28 264
*Alstom SA 4,846 155,772
Alten SA 484 47,560
ΩAmundi SA 476 42,442
Assystem SA 60 3,387
AXA SA 1,555 71,092
ΩAyvens SA 2,514 36,637
*Bastide le Confort Medical 18 498
Beneteau SACA 700 6,604
BNP Paribas SA 1,216 131,932
Bonduelle SCA 204 2,563
Bouygues SA 3,035 164,680
Bureau Veritas SA 3,086 99,491

Dimensional International Vector Equity ETF
continued
Shares Value
FRANCE — (Continued)
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 $ 383
Capgemini SE 505 78,822
Carrefour SA 11,236 184,999
Catana Group 112 372
CBo Territoria 48 212
Cie de Saint-Gobain SA 2,616 258,992
Cie des Alpes 1,191 36,839
Cie Generale des
Etablissements Michelin SCA 6,922 258,161
* Clariane SE 5,875 26,629
Coface SA 2,530 46,412
Credit Agricole SA 1,491 32,407
Danone SA 1,452 113,730
Derichebourg SA 5,035 47,680
Eiffage SA, Class P 1,487 221,039
Ω* Elior Group SA 2,748 9,324
Elis SA 3,793 110,553
Engie SA 17,388 519,211
Equasens 36 1,696
#Eramet SA 118 10,360
Etablissements Maurel et
Prom SA 979 7,658
Eurofins Scientific SE 1,301 105,463
ΩEuronext NV 32 4,488
*Eutelsat Communications
SACA 7,088 19,268
*FIGEAC-AERO 9 115
Fnac Darty SA 724 30,576
* Forvia SE 6,439 105,749
Gaztransport Et Technigaz SA 408 88,096
Getlink SE 2,789 55,443
GL Events SACA 226 8,657
Groupe Crit SA 8 605
Groupe SFPI 36 73
Hermes International SCA 68 164,139
*ID Logistics Group SACA 115 56,092
Imerys SA 962 30,030
Infotel SA 29 1,504
Ipsen SA 401 65,642
Jacquet Metals SACA 56 1,546
JCDecaux SE 2,083 41,309
Kaufman & Broad SA 605 22,600
Kering SA, Class A 516 162,152
*La Francaise De L'energie
SACA 30 1,215
Laurent-Perrier 4 430
Legrand SA 1,172 188,227
LISI SA 435 27,686
LNA Sante SA 19 527
* Lumibird 12 337
LVMH Moet Hennessy Louis
Vuitton SE 679 441,772
Manitou BF SA 72 1,906
Mersen SA 740 22,757
Metropole Television SA 1,224 17,590
Nexans SA 703 111,148
#*Nexity SA 721 8,192
Shares Value
FRANCE — (Continued)
North Atlantic Energies 75 $ 4,194
NRJ Group 60 518
Opmobility 2,668 51,323
Orange SA 41,397 769,256
#*OVH Groupe SA 326 3,865
Publicis Groupe SA 1,138 113,992
Quadient SA 805 15,265
Renault SA 4,944 187,507
Rexel SA 2,315 97,879
Safran SA 808 289,333
Sanofi SA 341 32,129
Sanofi SA, Sponsored ADR 8 376
Savencia SA 20 1,423
Schneider Electric SE 20 5,765
SCOR SE 3,150 103,054
#Seche Environnement SACA 40 3,735
SES SA, Class A 21,035 173,169
Ω*SMCP SA 192 1,402
Societe BIC SA 832 53,845
Societe Generale SA 4,049 355,488
Societe LDC SADIR 183 20,573
Sodexo SA 390 20,015
Sopra Steria Group 271 49,713
SPIE SA 2,538 139,494
Stef SA 130 19,363
STMicroelectronics NV- NYS 3,921 109,357
Sword Group 54 2,345
Synergie SE 23 840
Technip Energies NV 2,860 112,416
Television Francaise 1 SA 1,238 12,011
Thales SA 640 194,913
Thermador Groupe 3 281
TotalEnergies SE 17,989 1,308,653
Trigano SA 409 81,841
#*Ubisoft Entertainment SA 2,678 13,925
Valeo SE 10,078 141,714
Vallourec SACA 3,832 81,419
Vicat SACA 851 79,170
VIEL & Cie SA 183 3,930
Vinci SA 1,822 262,599
Virbac SACA 16 6,691
* Viridien 423 63,960
Vivendi SE 15,572 43,609
* Voltalia SA, Registered 788 6,656
Ω*X-Fab Silicon Foundries SE 862 5,256
TOTAL FRANCE 9,643,819
GERMANY — (7.4%)
1&1 AG 842 26,946
*7C Solarparken AG 1,080 2,174
Adesso SE 23 2,225
AIXTRON SE 1,376 31,700
All for One Group SE 4 191
Allgeier SE 16 426
Allianz SE, Registered 12 5,308
Alzchem Group AG 264 48,555
Atoss Software SE 194 22,502
* Aumovio SE 664 32,166
Aurubis AG 584 111,439

Dimensional International Vector Equity ETF
continued
Shares Value
GERMANY — (Continued)
BASF SE 9,534 $ 521,286
Bayer AG, Registered 15,135 802,322
Bayerische Motoren Werke AG 1,284 133,536
#*BayWa AG 120 486
Bechtle AG 1,264 65,923
ΩBefesa SA 1,565 57,679
Beiersdorf AG 209 24,976
Bertrandt AG 12 274
Bijou Brigitte AG 98 5,048
Borussia Dortmund GmbH &
Co. KGaA 2,333 9,048
Brenntag SE 1,193 72,950
CANCOM SE 720 24,369
Carl Zeiss Meditec AG, Class
BR 35 1,166
*CECONOMY AG 2,972 15,769
Cewe Stiftung & Co. KGAA 224 26,915
Commerzbank AG 2,173 89,678
Continental AG 1,328 105,282
CTS Eventim AG & Co. KGaA 715 60,350
Daimler Truck Holding AG 5,999 292,321
Dermapharm Holding SE 410 16,998
*Deutsche Bank AG,
Registered Sponsored 3,338 130,916
Deutsche Boerse AG 858 217,720
Deutsche Post AG 6,633 373,401
Deutsche Telekom AG 18,386 616,162
Deutz AG 3,715 47,864
Duerr AG 2,541 68,016
ΩDWS Group GmbH & Co.
KGaA 660 48,524
E.ON SE 24,287 516,176
Eckert & Ziegler SE 751 13,375
Elmos Semiconductor SE 204 28,006
ElringKlinger AG 605 3,066
*Evotec SE 2,768 20,476
Fabasoft AG 12 220
Fielmann Group AG 316 15,564
flatexDEGIRO SE 2,328 113,993
#*Fraport AG Frankfurt Airport
Services Worldwide 709 65,875
Freenet AG 3,113 112,509
Fresenius Medical Care AG 2,218 100,031
Fresenius SE & Co. KGaA 2,057 115,528
Friedrich Vorwerk Group SE 212 22,800
FUCHS SE 389 13,791
GEA Group AG 2,127 152,836
#Gesco SE 24 430
#GFT Technologies SE 524 12,997
Hannover Rueck SE 284 80,682
Ω#Hapag-Lloyd AG 343 49,456
Hawesko Holding SE 8 193
Heidelberg Materials AG 1,497 411,925
*Heidelberger Druckmaschinen
AG 12,662 27,747
Henkel AG & Co. KGaA 466 38,612
#Hensoldt AG 852 84,786
HOCHTIEF AG 148 62,469
* HomeToGo SE, Class A 355 688
Shares Value
GERMANY — (Continued)
Hornbach Holding AG & Co.
KGaA 452 $ 43,394
HUGO BOSS AG 1,819 75,739
Indus Holding AG 1,154 44,137
Infineon Technologies AG 7,661 379,231
Init Innovation in Traffic
Systems SE 27 1,542
ΩInstone Real Estate Group
SE 488 4,987
*IONOS Group SE 567 18,381
IVU Traffic Technologies AG 131 3,273
Jenoptik AG 1,356 43,007
ΩJOST Werke SE 542 40,429
#K+S AG, Registered 4,166 68,493
KION Group AG 1,584 112,499
#Kloeckner & Co. SE 462 6,057
#*Knaus Tabbert AG 182 2,771
Knorr- Bremse AG 719 84,210
*Koenig & Bauer AG 32 354
#Kontron AG 2,565 71,526
Krones AG 271 43,781
KWS Saat SE & Co. KGaA 467 41,612
* Medios AG 3 57
Mercedes-Benz Group AG 2,724 187,275
Merck KGaA 209 31,216
MLP SE 3,225 28,276
#MTU Aero Engines AG 264 117,619
Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen ,
Class R 328 199,942
Multitude AG 28 202
Mutares SE & Co. KGaA 427 16,535
Nagarro SE 417 35,247
Nemetschek SE 491 43,196
*Nordex SE 1,371 55,128
Norma Group SE 907 15,818
ProCredit Holding AG 480 4,865
#Puma SE 893 22,990
*PVA TePla AG 1,006 31,811
PWO AG 12 383
#*q.beyond AG 268 258
#QIAGEN NV 1,292 69,342
RENK Group AG 428 27,521
Rheinmetall AG 254 538,320
RTL Group SA 531 23,278
RWE AG 2,132 135,745
Salzgitter AG 175 9,452
Schaeffler AG 6,516 77,324
Secunet Security Networks AG 4 1,133
Siemens AG, Registered 385 117,390
*Siemens Energy AG 15 2,579
ΩSiemens Healthineers AG 416 20,870
#Siltronic AG 550 34,417
Sixt SE 842 66,362
*SMA Solar Technology AG 273 11,984
STRATEC SE 17 452
Suedzucker AG 1,943 22,341
Surteco Group SE 4 62

Dimensional International Vector Equity ETF
continued
Shares Value
GERMANY — (Continued)
#SUSS MicroTec SE 646 $ 38,257
Talanx AG 792 100,345
Technotrans SE 16 634
thyssenkrupp AG 11,698 157,118
* Tkms AG& Co. KGaA 584 68,677
*TUI AG 8,445 90,580
United Internet AG 2,213 72,400
* Verbio SE 618 18,336
Volkswagen AG, Registered,
Class R 160 19,587
Vossloh AG 283 27,338
Wacker Chemie AG 270 22,051
Wacker Neuson SE 1,739 40,011
Washtec AG 451 25,807
* Westwing Group SE 39 666
Wuestenrot &
Wuerttembergische AG 759 13,562
Ω*Zalando SE 2,657 76,937
Zeal Network SE 81 4,683
TOTAL GERMANY 9,988,644
HONG KONG — (1.7%)
AIA Group, Ltd. 22,000 254,517
Bank of East Asia, Ltd. (The) 17,182 32,825
BOC Hong Kong Holdings, Ltd. 16,000 84,490
*Bright Smart Securities &
Commodities Group, Ltd. 24,000 27,197
ΩBudweiser Brewing Co.
APAC, Ltd. 6,200 6,113
Cathay Pacific Airways, Ltd. 17,000 26,687
Chinese Estates Holdings, Ltd. 1,500 244
Chow Sang Sang Holdings
International, Ltd. 13,000 24,403
CITIC Telecom International
Holdings, Ltd. 138,000 45,413
CK Asset Holdings, Ltd. 16,500 96,849
CK Hutchison Holdings, Ltd. 4,000 32,396
CK Infrastructure Holdings,
Ltd. 2,000 16,454
*CK Life Sciences Int'l
Holdings, Inc. 2,000 215
C-Mer Medical Holdings, Ltd. 2,000 392
*Cowell e Holdings, Inc. 6,000 23,263
ΩCrystal International Group,
Ltd. 7,000 6,588
CTF Services, Ltd. 12,631 14,783
Dah Sing Banking Group, Ltd. 10,800 15,405
Dah Sing Financial Holdings,
Ltd. 4,400 21,297
*Deep Source Holdings, Ltd. 60,000 6,377
Emperor Watch & Jewellery ,
Ltd. 10,000 378
First Pacific Co., Ltd. 66,000 51,551
Ω*FIT Hon Teng, Ltd. 29,000 18,233
Galaxy Entertainment Group,
Ltd. 8,000 40,770
Giordano International, Ltd. 12,000 2,259
Great Eagle Holdings, Ltd. 1,000 2,068
#Guotai Junan International
Holdings, Ltd. 196,000 67,009
Shares Value
HONG KONG — (Continued)
Hang Lung Group, Ltd. 18,000 $ 38,790
Hang Lung Properties, Ltd. 79,234 95,774
Henderson Land Development
Co., Ltd. 8,000 31,878
*HKR International, Ltd. 800 126
HKT Trust & HKT, Ltd., Class
SS 36,000 53,933
Hong Kong & China Gas Co.,
Ltd. 29,000 27,367
Hong Kong Exchanges &
Clearing, Ltd. 3,200 177,093
Hong Kong Technology
Venture Co., Ltd. 5,000 916
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,500 1,204
Ω* Honma Golf, Ltd. 500 199
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 46,000 6,832
IGG, Inc. 23,000 10,867
ΩImpro Precision Industries,
Ltd. 3,000 2,462
Johnson Electric Holdings, Ltd. 6,500 22,455
Kerry Properties, Ltd. 4,500 13,668
KLN Logistics Group, Ltd. 14,500 13,108
Kowloon Development Co.,
Ltd. 1,000 630
Luk Fook Holdings
International, Ltd. 13,000 53,500
Man Wah Holdings, Ltd. 71,200 44,126
*Melco International
Development, Ltd. 6,000 3,250
MGM China Holdings, Ltd. 2,800 4,482
Modern Dental Group, Ltd. 1,000 754
*Mongolian Mining Corp. 15,000 26,352
NagaCorp , Ltd. 4,000 2,356
*New World Development Co.,
Ltd. 43,000 62,658
Oriental Watch Holdings 2,000 873
Pacific Basin Shipping, Ltd. 147,000 57,786
Pacific Textiles Holdings, Ltd. 3,000 473
PAX Global Technology, Ltd. 31,000 19,569
PCCW, Ltd. 60,000 44,790
Pico Far East Holdings, Ltd. 2,000 720
PRADA SpA 4,900 25,122
Sa Sa International Holdings,
Ltd. 12,000 907
ΩSamsonite Group SA 25,500 64,585
Shangri-La Asia, Ltd. 2,000 1,247
*Shun Tak Holdings, Ltd. 4,000 343
* Sinohope Technology
Holdings, Ltd. 500 163
SITC International Holdings
Co., Ltd. 13,000 48,506
SmarTone
Telecommunications Holdings,
Ltd. 4,000 2,505
Stella International Holdings,
Ltd. 24,500 45,300
#SUNeVision Holdings, Ltd. 14,000 12,011

Dimensional International Vector Equity ETF
continued
Shares Value
HONG KONG — (Continued)
Swire Pacific, Ltd., Class A 500 $ 4,827
Tai Hing Group Holdings, Ltd. 6,000 822
Techtronic Industries Co., Ltd. 5,500 75,003
*Television Broadcasts, Ltd. 13,500 5,255
Texhong International Group,
Ltd. 9,000 6,430
* Tongda Group Holdings, Ltd. 200 95
Transport International
Holdings, Ltd. 846 1,124
United Laboratories
International Holdings, Ltd.
(The) 24,000 36,570
Vitasoy International Holdings,
Ltd. 22,000 19,691
VSTECS Holdings, Ltd. 32,000 31,796
VTech Holdings, Ltd. 5,300 41,363
ΩWH Group, Ltd. 102,500 120,485
Xinyi Glass Holdings, Ltd. 27,699 36,248
Yue Yuen Industrial Holdings,
Ltd. 12,000 26,705
* Yunfeng Financial Group, Ltd. 6,000 2,489
TOTAL HONG KONG 2,346,759
IRELAND — (0.5%)
AIB Group PLC 18,088 203,349
Bank of Ireland Group PLC 10,795 220,182
Cairn Homes PLC 17,921 44,559
FBD Holdings PLC 335 6,456
Glanbia PLC 1,495 28,866
Ω* Glenveagh Properties PLC 5,144 11,982
Irish Continental Group PLC 1,723 13,077
Kingspan Group PLC 1,062 92,861
*Permanent TSB Group
Holdings PLC 1,907 7,033
TOTAL IRELAND 628,365
ISRAEL — (1.1%)
*Abra Information
Technologies, Ltd. 176 308
Arad, Ltd. 28 471
*Ashdod Refinery, Ltd. 24 494
Ashtrom Group, Ltd. 56 1,245
Automatic Bank Services, Ltd. 44 332
Bank Hapoalim BM 5,273 131,160
Bank Leumi Le-Israel BM,
Class IS 5,505 133,118
*Bet Shemesh Engines
Holdings 1997, Ltd. 19 4,820
Bezeq The Israeli
Telecommunication Corp., Ltd. 11,205 28,945
* Carasso Motors, Ltd. 128 1,543
Cellcom Israel, Ltd. 4,007 47,974
Clal Insurance Enterprises
Holdings, Ltd., Registered 925 67,854
Danel Adir Yeoshua , Ltd. 135 20,667
Delek Group, Ltd. 136 38,379
Delta Galil, Ltd. 69 3,769
Delta Israel Brands, Ltd. 8 381
Diplomat Holdings, Ltd. 24 405
El Al Israel Airlines 3,997 22,698
Shares Value
ISRAEL — (Continued)
Electra Consumer Products
1970, Ltd. 358 $ 11,509
Electra, Ltd. 400 13,927
* Equital , Ltd. 91 4,284
* Fattal Holdings 1998, Ltd. 88 18,210
First International Bank Of
Israel, Ltd. (The) 709 60,613
FMS Enterprises Migun , Ltd. 4 347
Formula Systems 1985, Ltd. 21 3,360
Fox Wizel , Ltd. 249 25,219
* Gilat Satellite Networks, Ltd. 119 2,326
*Hagag Group Real Estate
Development 60 485
Hamat Group, Ltd. 32 177
Harel Insurance Investments &
Financial Services, Ltd. 791 36,525
Hilan , Ltd. 55 4,407
ICL Group, Ltd. 3,357 18,336
IDI Insurance Co., Ltd. 244 19,257
Ilex Medical, Ltd. 12 246
Inrom Construction Industries,
Ltd. 1,759 11,497
Israel Discount Bank, Ltd.,
Class A 528 6,262
Isras Investment Co., Ltd. 5 1,593
Issta , Ltd. 378 13,552
Kenon Holdings, Ltd. 4 287
Land Development Nimrodi
Group, Ltd. 40 480
M Yochananof & Sons, Ltd. 11 1,315
Magic Software Enterprises,
Ltd. 64 1,644
*Malam - Team, Ltd. 16 680
Matrix IT, Ltd. 101 4,549
Max Stock, Ltd. 342 3,101
Mediterranean Towers, Ltd. 2,997 14,973
Meitav Investment House, Ltd. 92 3,596
Menora Mivtachim Holdings,
Ltd. 54 6,981
* Meshek Energy Renewable
Energies, Ltd. 508 1,767
Meshulam Levinstein
Contracting & Engineering,
Ltd. 12 2,431
*Migdal Insurance & Financial
Holdings, Ltd. 1,532 8,279
Mizrahi Tefahot Bank, Ltd. 332 26,148
*Naphtha Israel Petroleum
Corp., Ltd. 36 312
Neto Malinda Trading, Ltd. 236 13,677
Next Vision Stabilized
Systems, Ltd. 1,088 98,189
Novolog, Ltd. 700 278
Oil Refineries, Ltd. 91,296 30,133
One Software Technologies,
Ltd. 192 5,548
Palram Industries 1990, Ltd. 101 1,855
Partner Communications Co.,
Ltd. 1,223 14,947

Dimensional International Vector Equity ETF
continued
Shares Value
ISRAEL — (Continued)
Paz Retail And Energy, Ltd. 182 $ 44,640
*Perion Network, Ltd. 1,131 9,874
Phoenix Financial, Ltd. 1,841 89,953
* Prashkovsky Investments and
Construction, Ltd. 50 2,537
Qualitau , Ltd. 125 27,302
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 192 21,950
*Rani Zim Shopping Centers,
Ltd. 160 254
Retailors, Ltd. 24 343
Scope Metals Group, Ltd. 225 13,302
* Shikun & Binui , Ltd. 217 1,272
Shufersal , Ltd. 1,741 22,557
Strauss Group, Ltd. 708 26,827
ΩTamar Petroleum, Ltd. 189 2,089
Tel Aviv Stock Exchange, Ltd. 1,181 45,743
Telsys , Ltd. 8 592
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 3,476 118,462
Tiv Taam Holdings 1, Ltd. 152 546
* Veridis Environment, Ltd. 64 740
Victory Supermarket Chain,
Ltd. 16 286
YD More Investments, Ltd. 48 747
TOTAL ISRAEL 1,427,881
ITALY — (2.9%)
A2A SpA 41,378 125,082
ACEA SpA 655 18,312
#*Aquafil SpA 45 77
Ariston Holding NV, Class B 295 1,667
Arnoldo Mondadori Editore
SpA 3,672 9,305
Ascopiave SpA 1,125 4,504
Azimut Holding SpA 1,436 60,680
B&C Speakers SpA 4 66
Banca Generali SpA 703 47,462
Banca IFIS SpA 1,171 38,226
Banca Mediolanum SpA 2,163 50,847
Banca Monte dei Paschi di
Siena SpA 18,666 193,948
Banca Profilo SpA 676 144
Ω*Banca Sistema SpA 112 212
Banco BPM SpA , Class R 14,259 214,077
Banco di Desio e della Brianza
SpA 428 4,756
BasicNet SpA 180 1,529
Biesse SpA 20 148
BPER Banca SPA 14,940 210,704
Brembo NV 3,320 40,050
#Brunello Cucinelli SpA 410 39,313
Buzzi SpA 843 48,058
*Cairo Communication SpA 1,668 5,566
Cembre SpA 10 828
Cementir Holding NV 1,020 23,056
*CIR SpA -Compagnie
Industriali 12,812 10,639
Shares Value
ITALY — (Continued)
Credito Emiliano SpA 1,611 $ 29,706
d'Amico International Shipping
SA 1,499 10,619
Danieli & C Officine
Meccaniche SpA 127 9,397
Danieli & C Officine
Meccaniche SpA 2,342 121,143
*Digital Bros SpA 4 62
Digital Value SpA 76 2,586
Ω* doValue SpA 1,184 3,685
Emak SpA 184 206
ΩEnav SpA 3,495 20,249
Enel SpA 23,982 265,560
Eni SpA , Class B 15,688 321,494
ERG SpA 1,067 28,459
Esprinet SpA 1,506 11,108
#Ferretti SpA 1,310 5,598
Fiera Milano SpA 74 613
Fila SpA 116 1,264
* Fincantieri SpA 464 8,832
FinecoBank Banca Fineco SpA 3,975 105,691
FNM SpA 460 271
GPI SpA 126 2,698
Hera SpA 20,818 103,176
IMMSI SpA 520 330
Intercos SpA 60 906
Intesa Sanpaolo SpA 18,896 134,114
Italmobiliare SpA 324 10,735
Iveco Group NV 4,370 98,101
Lottomatica Group Spa 443 10,920
Maire SpA 2,538 44,384
MARR SpA 18 192
MFE MediaForEurope NV,
Class A 3,403 12,550
MFE- MediaForEurope NV,
Class A 12,406 46,431
MFE- MediaForEurope NV,
Class B 66 318
Moltiply Group SpA 410 16,974
Moncler SpA 1,037 60,462
Orsero SpA 130 3,013
ΩOVS SpA 6,385 36,172
Pharmanutra SpA 54 4,054
#Piaggio & C SpA 3,488 7,237
ΩPirelli & C SpA 6,064 45,780
ΩPoste Italiane SpA 2,123 56,069
Prysmian SpA 217 25,932
ΩRAI Way SpA 1,898 12,893
Recordati Industria Chimica e
Farmaceutica SpA 584 32,195
Rizzoli Corriere Della Sera
Mediagroup SpA 835 967
* Safilo Group SpA 2,126 5,387
Saipem SpA 27,045 100,030
*Salvatore Ferragamo SpA 235 1,849
#Sanlorenzo SpA 378 14,503
*Seri Industrial SpA 52 146
Sesa SpA 196 20,857
Snam SpA 84 579

Dimensional International Vector Equity ETF
continued
Shares Value
ITALY — (Continued)
Sogefi SpA 2,247 $ 8,581
SOL SpA 145 7,831
#Stellantis NV 2,826 27,893
ΩTechnogym SpA 3,341 69,874
*Telecom Italia SpA 113,427 90,247
*Telecom Italia SpA 367,043 248,893
Tenaris SA, Sponsored ADR 1,150 50,945
*TREVI - Finanziaria
Industriale SpA 2,011 1,677
#TXT e-solutions SpA 46 1,560
UniCredit SpA 2,936 256,548
Unipol Assicurazioni SpA 4,502 100,556
Webuild SpA 8,882 36,877
#Wiit SpA 197 6,117
TOTAL ITALY 3,913,352
JAPAN — (22.3%)
77 Bank, Ltd. (The) 100 5,482
A&D HOLON Holdings Co.,
Ltd. 1,900 28,070
ABC-Mart, Inc. 900 14,449
#AD Works Group Co., Ltd. 1,100 3,152
ADEKA Corp. 5,300 157,529
Advantest Corp. 2,500 413,344
Aeon Co., Ltd. 12,500 171,383
#Aeon Hokkaido Corp. 400 2,430
AGC, Inc. 200 7,389
Ahresty Corp. 200 1,071
Aica Kogyo Co., Ltd. 1,700 38,681
Aichi Financial Group, Inc. 1,700 60,281
Aida Engineering, Ltd. 3,500 27,159
Ain Holdings, Inc. 400 16,738
Air Water, Inc. 2,400 36,476
Airman Corp. 100 1,251
Airport Facilities Co., Ltd. 200 1,272
Aisan Industry Co., Ltd. 2,000 28,458
Aisin Corp. 1,700 30,455
Ajinomoto Co., Inc. 1,400 31,946
*Akebono Brake Industry Co.,
Ltd. 2,000 1,465
Alconix Corp. 1,700 29,931
Alfresa Holdings Corp. 2,000 32,270
Allied Telesis Holdings KK,
Class B 200 412
Alps Alpine Co., Ltd.,
Registered 3,600 47,013
ALSOK Co., Ltd. 3,700 28,723
Amada Co., Ltd. 4,200 53,895
Amano Corp. 100 2,537
Amvis Holdings, Inc. 1,400 4,329
and ST HD Co., Ltd., Class B 1,800 32,450
Anest Iwata Corp. 200 2,143
Anicom Holdings, Inc., Class B 2,100 14,294
#Anycolor, Inc. 700 19,989
AOKI Holdings, Inc. 1,900 22,725
Aoyama Trading Co., Ltd. 5,000 85,019
Aoyama Zaisan Networks Co.,
Ltd. 100 980
Aozora Bank, Ltd., Class A 2,900 47,036
Shares Value
JAPAN — (Continued)
Appier Group, Inc. 1,600 $ 10,766
Arata Corp. 1,200 23,960
ARCLANDS Corp. 5,800 71,964
Arcs Co., Ltd. 100 2,253
ARE Holdings, Inc. 700 16,472
Argo Graphics, Inc. 1,700 15,858
Arisawa Manufacturing Co.,
Ltd. 400 4,629
Artience Co., Ltd. 700 16,790
As One Corp. 1,200 18,059
Asahi Diamond Industrial Co.,
Ltd. 1,600 9,387
Asahi Group Holdings, Ltd. 6,200 64,809
Asahi Intecc Co., Ltd. 600 9,996
Asahi Kasei Corp. 10,900 105,955
ASAHI YUKIZAI Corp. 600 21,003
Asanuma Corp. 1,300 8,899
Asia Pile Holdings Corp. 1,400 12,751
Asics Corp. 7,900 190,253
ASKUL Corp. 2,400 21,237
Astellas Pharma, Inc. 19,900 276,582
#Astena Holdings Co., Ltd. 300 930
Autobacs Seven Co., Ltd. 3,100 33,078
Awa Bank, Ltd. (The) 100 3,364
Axial Retailing, Inc. 2,200 16,572
Azbil Corp. 1,300 11,352
Bandai Namco Holdings, Inc. 1,400 36,393
Bando Chemical Industries,
Ltd. 200 2,624
Bank of the Ryukyus, Ltd. 200 2,852
BayCurrent , Inc. 800 28,217
Belc Co., Ltd., Class R 300 14,897
Bell System24 Holdings, Inc. 2,100 19,494
Belluna Co., Ltd. 5,400 34,061
Bic Camera, Inc. 3,500 38,968
BIPROGY, Inc. 100 3,324
Blue Zones Holdings Co., Ltd. 300 17,268
Bridgestone Corp. 2,000 45,183
Brother Industries, Ltd. 3,400 69,252
Bunka Shutter Co., Ltd. 1,800 23,582
C. Uyemura & Co., Ltd. 200 23,156
Calbee , Inc. 1,300 25,417
Canon Marketing Japan, Inc. 700 30,585
Canon, Inc. 1,300 39,482
Capcom Co., Ltd. 1,800 45,928
Carlit Co., Ltd. 100 1,467
CCI Group, Inc. 6,000 35,978
Celsys , Inc. 2,700 25,292
Central Automotive Products,
Ltd. 1,000 13,549
Central Glass Co., Ltd. 600 14,158
#Change Holdings, Inc. 100 681
Chiba Bank, Ltd. (The) 3,300 44,582
Chiba Kogyo Bank, Ltd. (The) 1,000 12,848
Chubu Shiryo Co., Ltd. 100 1,169
Chugai Pharmaceutical Co.,
Ltd. 3,400 193,980
Chugin Financial Group, Inc. 3,300 59,653
Chugoku Marine Paints, Ltd. 1,600 45,170

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Citizen Watch Co., Ltd. 4,300 $ 37,994
CKD Corp. 1,400 37,301
CMK Corp. 9,900 35,169
Coca-Cola Bottlers Japan
Holdings, Inc. 1,200 26,682
#Colowide Co., Ltd. 1,000 11,458
COMSYS Holdings Corp. 100 3,125
Cosmo Energy Holdings Co.,
Ltd. 2,500 74,776
#Create Restaurants Holdings,
Inc. 700 3,363
Create SD Holdings Co., Ltd. 500 10,518
Cresco, Ltd. 300 3,256
CTI Engineering Co., Ltd. 600 11,482
CTS Co., Ltd. 100 661
Curves Holdings Co., Ltd. 1,200 5,795
Dai Nippon Printing Co., Ltd. 2,900 52,027
Dai Nippon Toryo Co., Ltd. 100 892
Daicel Corp. 9,900 93,410
Daido Metal Co., Ltd. 500 3,329
Daido Steel Co., Ltd. 6,100 78,494
Daifuku Co., Ltd. 1,500 53,851
Daihatsu Infinearth Mfg Co.,
Ltd. 100 1,586
Daiichi Jitsugyo Co., Ltd. 700 14,430
Dai-ichi Life Holdings, Inc. 12,300 107,842
Daiichikosho Co., Ltd. 2,600 28,172
Daiki Aluminium Industry Co.,
Ltd. 1,600 13,567
Daikin Industries, Ltd. 300 36,144
Daikyonishikawa Corp. 500 2,655
Daio Paper Corp. 6,800 42,847
Daiseki Co., Ltd. 1,200 26,993
Daishi Hokuetsu Financial
Group, Inc. 600 7,145
Daishinku Corp. 200 762
Daito Trust Construction Co.,
Ltd. 2,000 40,646
Daiwa House Industry Co., Ltd. 3,400 115,934
Daiwa Securities Group, Inc. 3,000 29,240
Daiwabo Holdings Co., Ltd. 2,000 39,362
DCM Holdings Co., Ltd. 1,100 11,630
Dear Life Co., Ltd. 100 742
Denka Co., Ltd. 3,000 57,750
Denso Corp. 2,200 30,563
* Dentsu Group, Inc. 1,200 23,279
Dentsu Soken , Inc. 1,500 23,687
Dexerials Corp. 7,400 128,970
DIC Corp. 900 22,054
#dip Corp. 1,100 14,625
Disco Corp. 100 42,908
DKS Co., Ltd. 100 6,645
DMG Mori Co., Ltd. 1,200 21,159
Doutor Nichires Holdings Co.,
Ltd. 1,100 20,109
Dowa Holdings Co., Ltd. 700 41,811
DTS Corp. 3,300 26,912
Duskin Co., Ltd. 500 13,762
DyDo Group Holdings, Inc. 900 14,358
Shares Value
JAPAN — (Continued)
Eagle Industry Co., Ltd. 1,200 $ 24,076
Earth Corp. 600 19,020
Ebara Corp. 5,300 159,969
EDION Corp. 200 2,745
Ehime Bank, Ltd. (The) 100 1,101
Elecom Co., Ltd. 900 9,603
ENEOS Holdings, Inc. 26,100 219,700
ES-Con Japan, Ltd. 400 3,093
ESPEC Corp. 900 20,041
Exedy Corp. 100 3,695
EXEO Group, Inc. 9,800 163,937
Ezaki Glico Co., Ltd. 400 14,347
Fast Retailing Co., Ltd. 200 76,235
Feed One Co., Ltd. 300 2,161
#Ferrotec Corp. 3,500 134,546
Fintech Global, Inc. 5,700 5,395
First Bank of Toyama, Ltd.
(The) 4,600 66,289
Food & Life Cos., Ltd. 1,600 87,862
Foster Electric Co., Ltd. 100 1,794
FP Corp. 1,400 23,932
France Bed Holdings Co., Ltd. 100 863
Freebit Co., Ltd. 100 1,068
Fuji Corp. 100 2,469
Fuji Electric Co., Ltd. 700 49,870
Fuji Seal International, Inc. 1,400 28,996
Fujibo Holdings, Inc. 600 33,489
FUJIFILM Holdings Corp. 200 4,002
Fujikura Composites, Inc. 100 1,470
Fujikura, Ltd. 1,200 152,236
Fujita Kanko, Inc. 1,000 16,129
Fujitsu, Ltd. 5,900 163,812
Fukuda Denshi Co., Ltd. 400 21,989
Fukuoka Financial Group, Inc. 100 3,631
Fukuyama Transporting Co.,
Ltd. 500 14,877
FULLCAST Holdings Co., Ltd. 100 1,091
Funai Soken Holdings, Inc. 3,000 21,781
#Furukawa Co., Ltd. 200 6,003
Furukawa Electric Co., Ltd. 1,200 105,251
Furuno Electric Co., Ltd. 600 27,732
Furuya Metal Co., Ltd. 900 24,592
Furyu Corp. 100 667
Fuso Chemical Co., Ltd. 900 43,407
Futaba Industrial Co., Ltd. 4,400 29,636
Future Corp. 100 1,229
Gakken Holdings Co., Ltd. 100 679
Galilei Co., Ltd. 500 12,495
Genky DrugStores Co., Ltd. 600 16,394
Geo Holdings Corp. 600 7,075
GLOBERIDE, Inc. 100 1,424
Glory, Ltd. 1,200 31,280
GMO Financial Holdings, Inc. 4,800 27,662
GS Yuasa Corp. 1,200 27,904
G- Tekt Corp. 100 1,270
Gunma Bank, Ltd. (The) 6,400 80,467
Gunze, Ltd. 900 26,196
H.U. Group Holdings, Inc. 100 2,081

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
H2O Retailing Corp. 1,200 $ 16,429
Hachijuni Nagano Bank, Ltd. 4,900 61,147
Hakuhodo DY Holdings, Inc. 4,300 32,196
Halows Co., Ltd. 100 2,946
Hamakyorex Co., Ltd. 1,200 14,243
Hamamatsu Photonics KK 3,100 34,404
Hankyu Hanshin Holdings, Inc. 700 19,585
Hanwa Co., Ltd. 400 20,381
Happinet Corp. 1,400 25,085
Haseko Corp. 3,300 67,707
Hazama Ando Corp. 7,900 102,271
Heiwado Co., Ltd. 1,300 24,827
Hiday Hidaka Corp. 1,800 36,289
*Hino Motors, Ltd. 9,100 24,540
Hioki EE Corp. 400 15,973
Hirata Corp. 800 13,318
Hirogin Holdings, Inc. 6,400 72,480
Hirose Electric Co., Ltd. 200 21,503
HIS Co., Ltd. 500 4,168
Hitachi Construction Machinery
Co., Ltd. 1,200 39,292
Hitachi, Ltd. 11,200 389,234
Hochiki Corp. 800 25,567
Hokko Chemical Industry Co.,
Ltd. 100 1,133
#Hokuetsu Corp. 100 586
Hokuhoku Financial Group,
Inc. 1,500 51,536
Honda Motor Co., Ltd. 6,900 69,555
H-One Co., Ltd. 200 1,872
Honeys Holdings Co., Ltd. 100 955
Hoosiers Holdings Co., Ltd. 400 3,436
Horiba, Ltd. 300 35,618
Hosokawa Micron Corp. 300 11,921
House Foods Group, Inc. 1,900 36,883
Hoya Corp. 100 16,770
Hulic Co., Ltd. 4,900 58,415
Hyakugo Bank, Ltd. (The) 6,000 54,570
Hyakujushi Bank, Ltd. (The) 1,000 54,129
Ibiden Co., Ltd. 2,400 128,028
Ichinen Holdings Co., Ltd. 100 1,367
Ichiyoshi Securities Co., Ltd. 200 1,561
Idec Corp. 1,400 26,074
Idemitsu Kosan Co., Ltd. 7,200 60,980
IDOM, Inc. 9,500 93,731
IHI Corp. 2,100 48,573
Iida Group Holdings Co., Ltd. 100 1,652
Iino Kaiun Kaisha, Ltd. 5,900 59,971
Inaba Denki Sangyo Co., Ltd. 200 3,336
Inabata & Co., Ltd. 600 15,208
Infomart Corp. 4,200 12,306
INFRONEER Holdings, Inc. 7,700 115,605
Inpex Corp. 14,100 314,704
Insource Co., Ltd. 300 1,408
Internet Initiative Japan, Inc. 500 8,080
Iriso Electronics Co., Ltd. 1,200 25,904
Isetan Mitsukoshi Holdings,
Ltd. 1,900 30,490
Shares Value
JAPAN — (Continued)
Ishihara Sangyo Kaisha, Ltd. 1,600 $ 30,401
#Istyle, Inc. 600 1,762
Isuzu Motors, Ltd. 8,400 135,317
Ito En, Ltd. 1,100 20,301
ITOCHU Corp. 1,000 12,777
Itochu Enex Co., Ltd. 1,200 14,874
Itoham Yonekyu Holdings, Inc. 700 27,272
Itoki Corp. 600 10,121
IwaiCosmo Holdings, Inc. 700 15,769
Iwatani Corp. 3,900 46,254
Iyogin Holdings, Inc. 1,100 20,473
Izumi Co., Ltd. 800 15,869
J Front Retailing Co., Ltd. 7,000 102,259
J Trust Co., Ltd. 2,400 7,592
JAC Recruitment Co., Ltd. 400 2,564
Japan Airlines Co., Ltd. 2,700 51,187
Japan Airport Terminal Co.,
Ltd. 1,000 31,324
Japan Aviation Electronics
Industry, Ltd. 1,700 26,449
Japan Cash Machine Co., Ltd. 100 658
*Japan Communications, Inc. 1,300 1,197
Japan Electronic Materials
Corp. 800 24,841
Japan Elevator Service
Holdings Co., Ltd. 2,400 25,290
Japan Exchange Group, Inc. 7,000 76,553
Japan Investment Adviser Co.,
Ltd. 1,700 24,476
Japan Lifeline Co., Ltd. 3,200 32,050
Japan Material Co., Ltd. 2,600 30,069
Japan Post Holdings Co., Ltd. 4,600 55,301
Japan Post Insurance Co., Ltd. 100 3,095
Japan Pulp & Paper Co., Ltd. 1,700 10,635
Japan Tobacco, Inc. 1,000 36,179
Japan Transcity Corp. 300 2,369
Japan Wool Textile Co., Ltd.
(The) 1,400 16,890
JBCC Holdings, Inc. 1,300 12,523
JCU Corp. 400 14,651
JDC Corp. 4,600 18,786
Jeol , Ltd. 900 36,219
JFE Holdings, Inc. 4,900 66,261
JINUSHI Co., Ltd. 2,300 47,190
JMS Co., Ltd. 200 568
Joshin Denki Co., Ltd. 100 1,779
Joyful Honda Co., Ltd. 800 11,031
JP-Holdings, Inc. 7,600 34,438
JTEKT Corp. 3,900 46,001
Juki Corp. 2,300 8,007
Justsystems Corp. 700 21,691
JVCKenwood Corp. 5,400 43,792
Kaga Electronics Co., Ltd. 600 15,033
#Kagome Co., Ltd. 1,800 31,879
Kakaku.com, Inc. 1,700 23,253
Kameda Seika Co., Ltd. 700 17,652
Kamei Corp. 500 9,983
Kamigumi Co., Ltd. 100 3,505
Kanadevia Corp. 9,200 60,952

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Kanamoto Co., Ltd. 2,300 $ 55,465
Kandenko Co., Ltd. 100 3,606
Kaneka Corp. 500 15,172
Kanematsu Corp. 2,000 26,306
Kansai Paint Co., Ltd. 1,400 22,385
Kanto Denka Kogyo Co., Ltd. 1,300 10,880
Kao Corp. 700 28,071
Katitas Co., Ltd. 1,300 25,703
Kato Sangyo Co., Ltd. 400 16,881
Kawasaki Heavy Industries,
Ltd. 1,100 91,809
KDDI Corp. 15,500 261,900
Keihan Holdings Co., Ltd. 4,200 93,497
Keiyo Bank, Ltd. (The) 3,600 43,244
KH Neochem Co., Ltd. 1,900 31,309
Kikkoman Corp. 2,500 22,535
Kirin Holdings Co., Ltd. 2,100 32,563
Ki-Star Real Estate Co., Ltd. 500 20,485
Kitz Corp. 7,100 92,559
Kiyo Bank, Ltd. (The) 200 4,888
KOA Corp. 2,100 21,250
Koatsu Gas Kogyo Co., Ltd. 200 1,453
Kobe Bussan Co., Ltd. 1,200 29,599
Kobe Steel, Ltd. 4,700 67,837
Kohnan Shoji Co., Ltd. 900 22,695
Koito Manufacturing Co., Ltd. 3,200 50,108
Kokusai Electric Corp. 300 12,447
Komatsu, Ltd., Class R 3,300 126,836
KOMEDA Holdings Co., Ltd. 1,600 29,415
Komeri Co., Ltd. 600 12,835
Konami Group Corp. 300 43,699
Kondotec , Inc. 100 967
Konica Minolta, Inc. 14,900 64,841
Konishi Co., Ltd. 2,100 17,711
Konoike Transport Co., Ltd. 1,200 25,827
Koshidaka Holdings Co., Ltd. 500 3,873
#Kotobuki Spirits Co., Ltd. 4,700 54,477
KPP Group Holdings Co., Ltd. 6,100 34,917
Krosaki Harima Corp. 100 2,713
K's Holdings Corp. 6,200 64,649
Kubota Corp., Class R 11,300 173,573
Kumagai Gumi Co., Ltd. 400 4,496
Kurabo Industries, Ltd. 500 29,398
Kuraray Co., Ltd. 1,900 20,514
Kureha Corp. 100 2,846
Kurita Water Industries, Ltd. 100 5,000
Kusuri no Aoki Holdings Co.,
Ltd. 3,300 86,661
KYB Corp. 600 17,075
Kyoei Steel, Ltd. 1,700 27,430
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 500 10,712
Kyokuyo Co., Ltd. 700 23,324
Kyorin Pharmaceutical Co.,
Ltd. 300 3,150
Kyoritsu Maintenance Co., Ltd. 700 12,763
Kyosan Electric Manufacturing
Co., Ltd. 500 2,181
Kyoto Financial Group, Inc. 500 12,080
Shares Value
JAPAN — (Continued)
Kyowa Kirin Co., Ltd. 1,800 $ 29,224
Kyushu Financial Group, Inc. 7,900 59,176
LAND Co., Ltd. 9,600 560
Lasertec Corp. 400 94,360
Leopalace21 Corp. 6,100 27,285
Life Corp. 200 3,311
Lifedrink Co., Inc. 1,700 17,732
LIFULL Co., Ltd. 11,300 12,819
Lintec Corp. 600 18,534
Lion Corp. 3,800 40,818
Lixil Corp. 3,400 39,067
LY Corp. 1,600 4,114
M3, Inc. 1,800 22,293
Mabuchi Motor Co., Ltd. 400 3,757
Maeda Kosen Co., Ltd. 1,400 16,790
Mandom Corp. 3,200 65,655
Mani, Inc. 3,100 30,586
Marubun Corp. 100 888
Maruha Nichiro Corp. 5,400 48,606
Marui Group Co., Ltd. 300 5,885
Maruzen Showa Unyu Co.,
Ltd. 300 16,336
Matsuda Sangyo Co., Ltd. 800 32,050
Matsui Securities Co., Ltd. 4,000 23,597
MatsukiyoCocokara & Co. 3,000 48,191
Maxell, Ltd. 3,300 47,384
#Mazda Motor Corp. 8,200 63,071
McDonald's Holdings Co
Japan, Ltd. 700 30,449
MCJ Co., Ltd. 2,800 28,552
Mebuki Financial Group, Inc. 15,800 119,171
MEC Co., Ltd. 500 17,924
Medipal Holdings Corp. 1,200 21,774
Megmilk Snow Brand Co., Ltd. 1,500 32,624
Meidensha Corp. 800 31,324
MEIJI Holdings Co., Ltd. 2,100 49,321
Meiko Electronics Co., Ltd. 400 32,957
MEITEC Group Holdings, Inc. 100 2,242
Meiwa Corp. 100 599
Menicon Co., Ltd. 5,300 55,625
* Mercari , Inc. 2,000 44,444
METAWATER Co., Ltd. 2,100 44,992
#Mie Kotsu Group Holdings,
Inc. 3,000 10,755
Mikuni Corp. 300 753
MINEBEA MITSUMI, Inc. 3,300 67,065
MIRAIT ONE Corp. 1,000 24,037
Mirarth Holdings, Inc. 4,300 10,983
MISUMI Group, Inc. 700 11,580
Mitani Corp. 100 1,543
#Mitsuba Corp. 400 3,379
Mitsubishi Chemical Group
Corp. 12,400 81,991
Mitsubishi Corp. 800 21,247
Mitsubishi Electric Corp. 2,500 78,277
Mitsubishi Estate Co., Ltd. 300 7,662
Mitsubishi Gas Chemical Co.,
Inc. 200 3,971

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Mitsubishi Heavy Industries,
Ltd. 300 $ 8,788
Mitsubishi Kakoki Kaisha, Ltd. 1,000 21,230
Mitsubishi Logisnext Co., Ltd. 100 1,011
Mitsubishi Logistics Corp. 700 5,988
Mitsubishi Materials Corp. 6,200 178,774
Mitsubishi Motors Corp. 15,900 39,126
Mitsubishi Pencil Co., Ltd. 200 2,969
Mitsubishi UFJ Financial
Group, Inc. 16,400 298,158
Mitsuboshi Belting, Ltd. 400 10,450
Mitsui Chemicals, Inc. 1,800 26,324
Mitsui DM Sugar Co., Ltd. 1,100 23,924
Mitsui E&S Co., Ltd. 5,500 244,944
Mitsui Fudosan Co., Ltd. 200 2,291
Mitsui High-Tec, Inc. 6,400 30,867
Mitsui Kinzoku Co., Ltd. 300 39,615
Mitsui- Soko Holdings Co., Ltd. 400 9,369
Mitsuuroko Group Holdings
Co., Ltd. 900 12,666
Miura Co., Ltd. 1,800 37,059
Miyaji Engineering Group, Inc. 1,000 12,609
Mizuho Financial Group, Inc. 2,000 87,942
Monogatari Corp. (The) 800 21,548
MonotaRO Co., Ltd. 1,600 21,693
Morinaga & Co., Ltd. 500 8,739
Morinaga Milk Industry Co.,
Ltd. 4,400 113,523
Morita Holdings Corp. 1,000 18,151
MOS Food Services, Inc. 400 10,930
MS&AD Insurance Group
Holdings, Inc. 3,300 84,115
m-up Holdings, Inc. 10,600 56,690
Murata Manufacturing Co., Ltd. 400 8,132
Musashi Seimitsu Industry
Co., Ltd. 1,400 24,640
Musashino Bank, Ltd. (The) 100 3,565
Nabtesco Corp. 100 2,710
Nachi-Fujikoshi Corp. 900 28,559
Nagase & Co., Ltd. 1,000 26,002
Nakabayashi Co., Ltd. 100 381
Nakanishi, Inc. 1,200 16,818
Namura Shipbuilding Co., Ltd. 2,000 54,454
Nanto Bank, Ltd. (The) 100 4,317
NEC Corp. 100 3,377
Nextage Co., Ltd. 1,000 21,230
NGK Insulators, Ltd. 3,300 78,917
NH Foods, Ltd. 600 27,102
NHK Spring Co., Ltd. 3,800 69,122
Nichias Corp. 1,100 55,250
Nichicon Corp. 5,600 61,061
Nichiha Corp. 400 8,829
Nichirei Corp. 4,000 49,579
Nichireki Group Co., Ltd. 700 10,936
NIDEC Corp. 1,500 21,451
Nifco, Inc. 900 28,028
Nihon M&A Center Holdings,
Inc. 6,900 31,718
Nihon Nohyaku Co., Ltd. 2,200 14,461
Shares Value
JAPAN — (Continued)
Nikkiso Co., Ltd. 5,100 $ 58,816
Nikko Co., Ltd. 100 528
Nikkon Holdings Co., Ltd. 2,500 59,396
Nikon Corp. 3,400 42,770
Nippn Corp. 200 3,416
Nippon Air Conditioning
Services Co., Ltd. 100 956
*Nippon Chemi-Con Corp. 100 967
*Nippon Coke & Engineering
Co., Ltd. 37,900 27,026
#Nippon Concrete Industries
Co., Ltd. 2,500 5,559
Nippon Denko Co., Ltd. 12,300 30,698
Nippon Densetsu Kogyo Co.,
Ltd. 700 15,814
Nippon Electric Glass Co., Ltd. 400 17,397
NIPPON EXPRESS
HOLDINGS, Inc. 3,300 75,023
Nippon Gas Co., Ltd. 1,400 26,601
Nippon Kayaku Co., Ltd. 5,100 59,427
Nippon Light Metal Holdings
Co., Ltd. 5,100 90,323
Nippon Paint Holdings Co.,
Ltd. 800 5,313
Nippon Paper Industries Co.,
Ltd. 14,200 108,622
Nippon Parking Development
Co., Ltd. 29,700 54,872
Nippon Sanso Holdings Corp. 1,600 48,624
*Nippon Sheet Glass Co., Ltd. 22,600 100,357
Nippon Shinyaku Co., Ltd. 900 30,093
Nippon Shokubai Co., Ltd. 1,100 15,866
Nippon Signal Co., Ltd. 600 5,150
Nippon Steel Corp. 16,500 69,087
Nippon Thompson Co., Ltd. 2,800 16,645
Nippon Yakin Kogyo Co., Ltd. 900 27,859
Nipro Corp. 4,300 39,582
Nishi-Nippon Financial
Holdings, Inc. 3,300 79,794
Nishio Holdings Co., Ltd. 800 24,893
Nissan Chemical Corp. 200 6,901
*Nissan Motor Co., Ltd. 6,700 16,387
Nissan Tokyo Sales Holdings
Co., Ltd. 300 1,025
Nisshin Oillio Group, Ltd. (The) 100 3,650
Nisshin Seifun Group, Inc. 1,100 14,005
Nisshinbo Holdings, Inc. 4,200 38,948
Nissin Foods Holdings Co.,
Ltd. 100 2,029
Nissui Corp. 14,000 117,529
Niterra Co., Ltd. 900 39,387
Nitori Holdings Co., Ltd. 2,000 34,422
Nitto Denko Corp. 2,600 57,744
Nitto Kogyo Corp. 1,100 29,450
Nitto Seiko Co., Ltd. 100 467
Nittoc Construction Co., Ltd. 200 1,689
NOF Corp. 200 3,866
Nojima Corp. 4,800 33,575
Nomura Co., Ltd. 3,400 30,108

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Nomura Holdings, Inc. 600 $ 5,496
#*Nomura Holdings, Inc.,
Sponsored ADR 7,900 70,073
Nomura Real Estate Holdings,
Inc. 5,400 35,916
Nomura Research Institute,
Ltd. 2,100 63,997
Noritake Co., Ltd. 100 3,980
Noritz Corp. 1,600 21,418
North Pacific Bank, Ltd. 6,200 37,017
NS Solutions Corp. 100 2,647
NS United Kaiun Kaisha, Ltd. 400 17,866
NSD Co., Ltd. 100 2,102
NSK, Ltd. 17,200 119,751
NTN Corp. 23,300 55,796
* Nxera Pharma Co., Ltd. 400 2,106
Obayashi Corp. 100 2,260
Oenon Holdings, Inc. 300 865
Ogaki Kyoritsu Bank, Ltd.
(The) 1,100 40,147
Oiles Corp. 100 1,575
Oji Holdings Corp. 7,900 46,869
Okabe Co., Ltd. 200 1,237
Okamura Corp. 100 1,538
Okasan Securities Group, Inc. 2,900 16,619
Oki Electric Industry Co., Ltd. 10,400 137,467
Okinawa Financial Group, Inc. 100 3,403
OKUMA Corp. 200 4,966
Okumura Corp. 100 4,175
Okuwa Co., Ltd. 300 1,692
Olympus Corp. 7,300 87,121
Omron Corp. 800 20,314
Ono Pharmaceutical Co., Ltd. 1,400 20,897
Onward Holdings Co., Ltd. 18,100 86,006
Open House Group Co., Ltd. 700 41,267
Open Up Group, Inc. 1,000 12,032
Optex Group Co., Ltd. 2,900 44,987
Optimus Group Co., Ltd. 400 918
Optorun Co., Ltd. 700 9,266
Organo Corp. 500 52,606
Oriental Shiraishi Corp. 9,900 26,313
Osaka Organic Chemical
Industry, Ltd. 500 13,160
#OSAKA Titanium
Technologies Co., Ltd. 4,100 61,077
Osaki Electric Co., Ltd. 500 4,035
OSG Corp. 200 3,388
Otsuka Corp. 1,100 21,835
Otsuka Holdings Co., Ltd. 900 53,915
Pacific Industrial Co., Ltd. 1,900 37,074
Pack Corp. (The) 100 839
PAL GROUP Holdings Co.,
Ltd. 200 2,163
PALTAC Corp. 400 12,535
Pan Pacific International
Holdings Corp. 20,000 118,748
Panasonic Holdings Corp. 6,100 83,714
Park24 Co., Ltd. 400 5,587
Pegasus Co., Ltd. 100 470
Shares Value
JAPAN — (Continued)
Penta-Ocean Construction
Co., Ltd. 4,200 $ 44,135
Persol Holdings Co., Ltd. 29,500 51,710
#PHC Holdings Corp. 800 5,622
PILLAR Corp. 500 20,906
Pilot Corp. 100 3,148
Press Kogyo Co., Ltd. 6,300 35,653
Prestige International, Inc. 4,900 21,981
Prima Meat Packers, Ltd. 1,700 30,438
Procrea Holdings, Inc. 100 1,735
PS Construction Co., Ltd. 100 1,967
QB Net Holdings Co., Ltd. 100 900
Qol Holdings Co., Ltd. 2,400 32,999
Raito Kogyo Co., Ltd. 2,400 54,376
Raiznext Corp. 900 14,702
Raksul , Inc. 5,300 69,746
Rakus Co., Ltd. 3,800 21,692
*Rakuten Bank, Ltd. 100 4,774
*Rakuten Group, Inc. 3,900 23,386
Recruit Holdings Co., Ltd. 2,400 126,021
Relo Group, Inc. 1,700 19,308
*Renesas Electronics Corp. 3,300 55,107
Rengo Co., Ltd. 7,900 67,754
#*RENOVA, Inc. 5,700 25,459
Resona Holdings, Inc. 6,700 77,724
Resonac Holdings Corp. 3,300 191,462
Resorttrust , Inc. 8,900 103,851
Restar Corp. 700 13,323
Retail Partners Co., Ltd. 200 1,750
Ricoh Co., Ltd. 3,300 29,137
Riken Technos Corp. 1,300 14,023
Riken Vitamin Co., Ltd. 700 14,090
Rinnai Corp. 100 2,631
Riso Kyoiku Group Corp. 1,000 1,335
Rohto Pharmaceutical Co.,
Ltd. 700 11,608
Rorze Corp. 2,600 55,418
Royal Holdings Co., Ltd. 7,600 65,329
Ryobi, Ltd. 2,700 47,520
Ryohin Keikaku Co., Ltd. 5,400 107,853
Ryoyo Ryosan Holdings, Inc. 500 10,080
S Foods, Inc. 100 1,968
S&B Foods, Inc. 500 14,164
Saizeriya Co., Ltd. 900 36,581
Sakai Moving Service Co., Ltd. 700 13,232
Sakata INX Corp. 1,800 27,620
Sala Corp. 1,900 13,635
San Holdings, Inc. 100 961
San-A Co., Ltd. 800 15,278
San-Ai Obbli Co., Ltd. 2,100 29,854
Sangetsu Corp. 200 4,091
San-In Godo Bank, Ltd. (The) 3,300 33,757
*Sanken Electric Co., Ltd. 500 23,749
Sanki Engineering Co., Ltd. 100 4,311
Sanko Gosei , Ltd. 1,600 9,988
Sankyo Co., Ltd. 3,900 61,069
Sankyu, Inc. 700 41,734
Sanoh Industrial Co., Ltd. 300 1,657

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Sanrio Co., Ltd. 100 $ 3,082
* Sansan , Inc. 1,200 11,630
Santen Pharmaceutical Co.,
Ltd. 3,100 34,927
Sanwa Holdings Corp. 3,300 74,874
Sanyo Denki Co., Ltd. 900 24,242
Sanyo Trading Co., Ltd. 100 1,029
Sato Corp. 900 13,512
Sawai Group Holdings Co.,
Ltd. 1,600 24,582
SBI Holdings, Inc. 2,800 63,239
SBS Holdings, Inc. 600 14,994
SCREEN Holdings Co., Ltd. 600 76,468
Scroll Corp. 100 845
Seibu Holdings, Inc. 2,900 76,984
Seikitokyu Kogyo Co., Ltd. 3,700 40,056
Seiko Epson Corp. 1,300 16,665
Seiko Group Corp. 700 34,941
Seiren Co., Ltd. 900 18,436
Sekisui Chemical Co., Ltd. 4,300 76,182
Sekisui House, Ltd. 1,700 37,888
Senko Group Holdings Co.,
Ltd. 3,900 48,630
Senshu Electric Co., Ltd. 300 11,221
Senshu Ikeda Holdings, Inc. 14,000 74,057
Seria Co., Ltd. 100 2,392
Seven & i Holdings Co., Ltd. 10,200 146,196
Seven Bank, Ltd. 10,600 20,429
SG Holdings Co., Ltd. 2,900 28,011
*Sharp Corp. 100 455
Shibaura Machine Co., Ltd. 1,200 33,061
Shibaura Mechatronics Corp. 100 15,182
Shiga Bank, Ltd. (The) 100 5,115
Shikoku Bank, Ltd. (The) 800 10,554
Shima Seiki Manufacturing,
Ltd. 3,100 20,458
Shimizu Corp. 1,000 17,752
Shinagawa Refra Co., Ltd. 1,000 13,892
Shin-Etsu Chemical Co., Ltd. 1,500 49,874
Shin-Etsu Polymer Co., Ltd. 500 6,538
Shinko Shoji Co., Ltd. 100 697
Shinmaywa Industries, Ltd. 3,900 55,266
Ship Healthcare Holdings, Inc. 3,500 57,777
Shizuoka Financial Group, Inc. 200 3,265
SHO-BOND Holdings Co., Ltd. 1,600 14,402
Showa Sangyo Co., Ltd. 700 14,294
SIGMAXYZ Holdings, Inc. 200 1,011
Siix Corp. 3,700 30,150
Simplex Holdings, Inc. 2,400 14,920
Sinfonia Technology Co., Ltd. 100 6,761
Sinko Industries, Ltd. 1,200 11,552
SKY Perfect JSAT Holdings,
Inc. 500 7,231
Skylark Holdings Co., Ltd. 3,400 69,406
SMS Co., Ltd. 2,700 28,600
Socionext , Inc. 2,700 36,082
SoftBank Corp. 133,000 180,196
Sojitz Corp. 400 14,594
Solasto Corp. 7,000 41,521
Shares Value
JAPAN — (Continued)
Sompo Holdings, Inc. 3,300 $ 113,722
Sony Group Corp. 19,300 432,142
S-Pool, Inc. 800 1,333
SRS Holdings Co., Ltd. 100 807
Star Mica Holdings Co., Ltd. 2,900 27,391
Starts Corp., Inc. 500 15,866
Starzen Co., Ltd. 200 1,711
Subaru Corp. 7,100 153,129
Sugi Holdings Co., Ltd. 1,100 25,379
SUMCO Corp. 2,900 30,342
Sumida Corp. 4,200 32,209
Sumitomo Bakelite Co., Ltd. 500 17,633
Sumitomo Chemical Co., Ltd. 13,800 42,046
Sumitomo Corp. 200 8,102
Sumitomo Electric Industries,
Ltd. 2,700 117,690
Sumitomo Forestry Co., Ltd. 4,700 51,019
Sumitomo Heavy Industries,
Ltd. 700 21,854
Sumitomo Mitsui Financial
Group, Inc. 1,800 63,851
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,668 35,011
Sumitomo Mitsui Trust Group,
Inc. 3,100 102,851
Sumitomo Osaka Cement Co.,
Ltd. 1,000 27,026
Sumitomo Realty &
Development Co., Ltd. 6,400 178,193
Sumitomo Rubber Industries,
Ltd. 4,300 69,409
Sun Frontier Fudousan Co.,
Ltd. 1,700 26,967
Sundrug Co., Ltd. 900 24,037
Suntory Beverage & Food, Ltd. 800 25,272
Suruga Bank, Ltd. 3,300 41,480
Suzuken Co., Ltd. 700 28,261
Suzuki Motor Corp. 5,400 73,740
SWCC Corp. 100 7,481
Systena Corp. 2,400 7,904
T Hasegawa Co., Ltd. 700 12,892
T&D Holdings, Inc. 2,500 61,633
Tachi-S Co., Ltd., Class S 2,700 36,826
Tadano, Ltd. 1,800 13,291
Taihei Dengyo Kaisha, Ltd. 900 13,045
Taiheiyo Cement Corp. 3,200 87,935
Taiyo Holdings Co., Ltd. 200 6,483
Taiyo Yuden Co., Ltd. 1,600 33,616
Takamatsu Construction
Group Co., Ltd. 500 12,382
Takara Holdings, Inc. 4,900 50,649
Takara Standard Co., Ltd. 200 3,820
Takasago International Corp. 1,700 16,630
Takashimaya Co., Ltd. 3,600 45,041
Takeda Pharmaceutical Co.,
Ltd. 3,400 115,537
Takeuchi Manufacturing Co.,
Ltd. 100 4,142
#Tama Home Co., Ltd. 100 2,408

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Tamron Co., Ltd. 100 $ 666
Tamura Corp. 1,100 4,549
Tanseisha Co., Ltd. 3,600 35,683
TDC Soft, Inc. 200 1,586
TDK Corp. 3,000 38,526
TechMatrix Corp. 3,300 45,224
Teijin, Ltd. 6,900 66,849
Terumo Corp. 100 1,308
Tess Holdings Co., Ltd. 1,800 4,294
THK Co., Ltd. 1,500 44,691
TIS, Inc. 2,700 78,728
TOA Corp. 1,500 30,533
TOA ROAD Corp. 500 5,643
Toagosei Co., Ltd. 200 2,277
TOBISHIMA HOLDINGS, Inc. 1,400 22,026
Tocalo Co., Ltd. 1,700 28,444
#Tochigi Bank, Ltd. (The) 3,700 20,052
Toda Corp. 11,100 97,105
Toei Animation Co., Ltd. 700 11,639
Toenec Corp. 1,600 21,211
Toho Bank, Ltd. (The) 6,500 25,324
Toho Titanium Co., Ltd. 5,600 67,559
Tokai Carbon Co., Ltd. 7,100 49,110
Tokai Corp. 100 1,597
TOKAI Holdings Corp. 4,400 32,745
Tokai Rika Co., Ltd. 900 18,261
Tokai Tokyo Financial
Holdings, Inc. 8,300 39,816
Tokio Marine Holdings, Inc. 5,500 204,191
Tokushu Tokai Paper Co., Ltd. 1,100 11,787
Tokuyama Corp. 1,500 39,265
Tokyo Electron, Ltd. 400 107,118
Tokyo Kiraboshi Financial
Group, Inc. 100 6,528
Tokyo Seimitsu Co., Ltd. 400 36,173
Tokyo Steel Manufacturing
Co., Ltd. 2,200 21,535
Tokyo Tatemono Co., Ltd. 3,300 77,633
Tokyotokeiba Co., Ltd. 700 24,323
Tokyu Construction Co., Ltd. 3,000 24,835
Tokyu Fudosan Holdings Corp. 8,500 78,603
Toli Corp. 5,200 25,686
TOMONY Holdings, Inc. 16,600 93,944
Tomy Co., Ltd. 1,100 19,431
Topre Corp. 1,300 21,178
Toray Industries, Inc. 5,000 36,902
#Toridoll Holdings Corp. 100 2,708
Tosei Corp. 1,800 18,331
Toshiba TEC Corp. 1,300 21,877
Tosoh Corp. 5,100 83,347
Totech Corp. 200 5,212
Totetsu Kogyo Co., Ltd. 600 18,106
TOTO, Ltd. 500 15,756
Towa Bank, Ltd. (The) 300 2,238
Towa Pharmaceutical Co., Ltd. 1,400 32,627
Toyo Seikan Group Holdings,
Ltd. 100 2,512
Toyo Tanso Co., Ltd. 800 28,005
Shares Value
JAPAN — (Continued)
Toyo Tire Corp. 4,800 $ 129,350
Toyobo Co., Ltd. 6,600 56,733
Toyoda Gosei Co., Ltd. 1,200 32,602
Toyota Boshoku Corp. 1,000 16,803
Toyota Motor Corp. 28,300 642,832
#Toyota Motor Corp.,
Sponsored ADR 90 20,417
Toyota Tsusho Corp. 2,200 79,951
Traders Holdings Co., Ltd. 100 629
Transaction Co., Ltd. 200 1,547
TRE Holdings Corp. 6,600 73,333
Tri Chemical Laboratories, Inc. 400 8,557
Trusco Nakayama Corp. 1,800 28,483
#*Tsubaki Nakashima Co., Ltd. 4,400 9,955
Tsubakimoto Chain Co. 1,300 19,947
Tsugami Corp. 1,000 20,809
Tsukishima Holdings Co., Ltd. 400 7,704
#Tsukuba Bank, Ltd. 1,800 5,951
Tsumura & Co. 1,200 31,762
Tsuruha Holdings, Inc. 3,910 62,505
Tsurumi Manufacturing Co.,
Ltd. 1,000 14,145
UACJ Corp. 1,200 19,004
UBE Corp. 200 3,463
Uchida Yoko Co., Ltd. 500 6,729
U-Next Holdings Co., Ltd. 2,000 24,141
Unipres Corp. 1,400 12,388
United Arrows, Ltd. 2,800 43,654
United Super Markets
Holdings, Inc. 5,700 34,475
Urbanet Corp. Co., Ltd. 400 1,465
Ushio, Inc. 1,900 34,118
USS Co., Ltd. 4,200 46,476
UT Group Co., Ltd. 19,500 26,040
Valor Holdings Co., Ltd. 1,600 36,302
Valqua, Ltd. 400 11,306
Vector, Inc. 2,600 24,574
Vertex Corp. 400 3,433
Vision, Inc. 5,600 46,903
*Visional, Inc. 300 16,567
Vital KSK Holdings, Inc. 200 1,818
VT Holdings Co., Ltd. 2,100 7,406
Wacom Co., Ltd. 14,300 69,155
Wakita & Co., Ltd. 1,000 13,062
WingArc1st, Inc. 1,000 21,133
World Co., Ltd. 2,600 52,839
Yahagi Construction Co., Ltd. 1,400 21,055
YAMABIKO Corp. 1,700 35,375
Yamada Holdings Co., Ltd. 5,600 19,680
Yamae Group Holdings Co.,
Ltd. 600 10,864
Yamagata Bank, Ltd. (The) 100 1,431
Yamaguchi Financial Group,
Inc. 900 14,329
Yamaha Corp. 100 725
Yamaha Motor Co., Ltd. 7,100 53,551
Yamaichi Electronics Co., Ltd. 800 30,546
Yamanashi Chuo Bank, Ltd.
(The) 100 3,066

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Yamazaki Baking Co., Ltd. 3,100 $ 65,593
#Yamazen Corp. 600 5,543
Yaskawa Electric Corp. 100 3,186
Yellow Hat, Ltd. 4,100 44,838
Yodoko , Ltd. 2,400 21,797
Yokogawa Bridge Holdings
Corp. 1,900 38,305
Yokogawa Electric Corp. 1,500 49,864
Yokohama Financial Group,
Inc. 3,900 35,496
Yokohama Rubber Co., Ltd.
(The) 300 11,844
#Yokorei Co., Ltd. 3,300 27,083
Yokowo Co., Ltd. 100 1,417
Yondenko Corp. 200 2,170
Yonex Co., Ltd. 200 4,220
#Yoshinoya Holdings Co., Ltd. 500 9,905
Yuasa Trading Co., Ltd. 700 25,684
Yukiguni Factory Co., Ltd. 100 688
Yurtec Corp. 2,100 36,988
Zacros Corp. 3,200 24,146
Zenrin Co., Ltd. 500 3,400
Zensho Holdings Co., Ltd. 100 5,430
Zeon Corp. 4,400 53,809
ZERIA Pharmaceutical Co.,
Ltd. 1,900 25,299
ZIGExN Co., Ltd. 800 2,427
ZOZO, Inc. 3,400 28,124
TOTAL JAPAN 29,912,512
NETHERLANDS — (3.2%)
Aalberts NV, Registered 1,916 73,988
ΩABN AMRO Bank NV, Class
CV 3,326 122,898
Acomo NV 827 24,449
Ω*Adyen NV 27 40,260
Aegon, Ltd.- NYS 12,050 93,869
*AFC Ajax NV 8 90
Akzo Nobel NV 1,320 93,121
Ω* Alfen N.V. 1,065 14,285
Allfunds Group PLC 5,381 52,301
AMG Critical Materials NV 1,297 55,733
APERAM SA 897 38,993
ArcelorMittal SA- NYS 1,751 94,501
ASM International NV 170 143,551
ASML Holding NV- NYS 674 959,102
ASR Nederland NV, Class B 2,694 196,078
Ω*Basic-Fit NV 2,541 97,277
BE Semiconductor Industries
NV 32 6,262
Brunel International NV 56 498
*CM.com NV 45 236
Coca-Cola Europacific
Partners PLC 864 78,734
Corbion NV 1,674 40,308
*Flow Traders, Ltd. 2,391 78,109
ForFarmers NV 1,490 9,838
HAL Trust 318 58,865
*Havas NV 2,074 43,050
Shares Value
NETHERLANDS — (Continued)
Heineken NV 909 $ 74,984
ING Groep NV 4,434 130,924
* InPost SA 3,133 49,199
Kendrion NV 339 5,993
Koninklijke Ahold Delhaize NV 6,560 257,224
Koninklijke BAM Groep NV 9,135 96,069
Koninklijke Heijmans NV 935 76,417
Koninklijke KPN NV 51,831 253,303
Koninklijke Philips NV 2,578 74,005
#Koninklijke Philips NV- NYS 2,567 73,673
Koninklijke Vopak NV 1,682 84,162
*Magnum Ice Cream Co. NV
(The) 854 15,158
Nedap NV 102 10,557
NN Group NV 2,886 229,279
PostNL NV 9,205 12,955
SBM Offshore NV 2,557 91,928
ΩSignify NV 3,207 68,331
Sligro Food Group NV 608 8,217
TKH Group NV 2,027 89,319
Universal Music Group NV 4,457 109,652
Van Lanschot Kempen NV 736 44,742
TOTAL NETHERLANDS 4,272,487
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 200 1,194
AFT Pharmaceuticals, Ltd. 28 64
Air New Zealand, Ltd. 29,810 10,458
Auckland International Airport,
Ltd. 1,629 8,139
Briscoe Group, Ltd. 48 145
Channel Infrastructure NZ, Ltd. 12,611 22,197
Chorus, Ltd. 3,696 21,237
#Colonial Motor Co., Ltd. (The) 24 121
Contact Energy, Ltd. 3,799 21,485
EBOS Group, Ltd. 459 7,138
Fisher & Paykel Healthcare
Corp., Ltd. 325 7,649
#*Fletcher Building, Ltd. 10,860 24,567
Freightways Group, Ltd. 2,178 19,233
Genesis Energy, Ltd. 8,966 13,178
Hallenstein Glasson Holdings,
Ltd. 272 1,629
Heartland Group Holdings, Ltd. 21,257 15,493
Infratil , Ltd. 839 5,623
Mainfreight, Ltd. 391 15,881
Mercury NZ, Ltd. 560 2,144
Meridian Energy, Ltd. 1,098 3,752
Napier Port Holdings, Ltd. 160 366
NZME, Ltd. 348 241
NZX, Ltd. 2,619 2,384
#*Oceania Healthcare, Ltd. 11,238 5,777
Port of Tauranga, Ltd. 526 2,548
*Ryman Healthcare, Ltd. 8,036 13,512
Sanford, Ltd. 124 548
Scales Corp., Ltd. 5,709 19,855
Skellerup Holdings, Ltd. 3,074 9,613
SKY Network Television, Ltd. 1,057 2,135

Dimensional International Vector Equity ETF
continued
Shares Value
NEW ZEALAND — (Continued)
#*SKYCITY Entertainment
Group, Ltd. 19,499 $ 10,909
Spark New Zealand, Ltd. 11,594 15,849
Summerset Group Holdings,
Ltd. 5,421 37,937
Tourism Holdings, Ltd. 477 741
TOWER, Ltd. 4,539 5,299
Turners Automotive Group,
Ltd. 201 1,046
TOTAL NEW ZEALAND 330,087
NORTHERN IRELAND — (0.0%)
*Morrow Bank AB 2,052 3,048
TOTAL NORTHERN IRELAND 3,048
NORWAY — (0.8%)
2020 Bulkers, Ltd. 516 7,692
AF Gruppen ASA 55 1,058
* Akastor ASA 493 688
Aker ASA, Class A 39 3,608
*Aker BioMarine ASA 20 201
Aker BP ASA 4,202 123,183
Aker Solutions ASA 6,868 25,114
*Archer, Ltd. 176 465
Austevoll Seafood ASA 888 8,576
*BLUENORD ASA 329 15,372
Bonheur ASA 217 5,719
Borregaard ASA 12 242
Bouvet ASA 1,354 8,209
*BW Energy, Ltd. 287 1,381
ΩBW LPG, Ltd. 162 2,562
ΩBW LPG, Ltd. 1,201 18,784
BW Offshore, Ltd. 1,602 7,844
* Cadeler A/S 117 700
#*Cadeler A/S, ADR 112 2,677
*Cloudberry Clean Energy
ASA 2,046 2,639
DNB Bank ASA 1,440 41,509
DNO ASA 5,312 8,954
DOF Group ASA 368 4,324
Ω*Elkem ASA 3,716 11,087
ΩElmera Group ASA 1,169 4,896
Elopak ASA 198 1,033
Equinor ASA 4,318 115,608
Equinor ASA, Sponsored ADR 137 3,678
ΩEuropris ASA 2,005 18,485
#*FLEX LNG, Ltd. 18 481
Frontline PLC 697 19,932
*Grieg Seafood ASA 2,688 20,834
Hafnia, Ltd. 2,152 13,277
*Himalaya Shipping, Ltd. 93 1,010
Hoegh Autoliners ASA 3,544 39,763
ΩKid ASA 814 10,583
Kitron ASA 115 988
ΩKlaveness Combination
Carriers ASA 607 5,596
*Kongsberg Automotive ASA 12,117 2,727
Kongsberg Gruppen ASA 23 792
Leroy Seafood Group ASA 54 267
Shares Value
NORWAY — (Continued)
*LINK Mobility Group Holding
ASA 5,285 $ 18,472
Mowi ASA 20 461
MPC Container Ships ASA 11,182 21,720
Ω#Multiconsult ASA 114 2,019
#*NEL ASA 36,828 8,433
Norsk Hydro ASA 6,889 61,950
*Northern Ocean, Ltd. 228 217
Odfjell Drilling, Ltd. 2,696 26,878
Odfjell SE, Class A 229 3,254
Odfjell Technology, Ltd. 56 341
*OKEA ASA 136 332
ΩOkeanis Eco Tankers Corp. 114 4,616
Pareto Bank ASA 670 5,654
Protector Forsikring ASA 18 981
Rana Gruber ASA, Class A 723 5,868
Rogaland Sparebank 20 288
*SATS ASA 6,111 25,592
Ω*Scatec ASA 1,753 21,056
*Sea1 offshore, Inc. 724 1,878
Solstad Maritime Holding A/S 152 345
Solstad Offshore ASA 1,567 8,293
SpareBank 1 Helgeland 16 283
Sparebank 1 Oestlandet 472 9,632
#SpareBank 1 Sor-Norge ASA 810 16,421
Sparebanken More 153 1,750
Stolt-Nielsen, Ltd., Class R 343 10,809
Storebrand ASA 3,534 62,035
Subsea 7 SA 2,103 53,807
Telenor ASA 804 13,569
TGS ASA 1,616 17,003
Var Energi ASA 2,001 7,269
Veidekke ASA 1,057 19,579
Wallenius Wilhelmsen ASA,
Class B 1,048 12,195
Wilh . Wilhelmsen Holding
ASA, Class A 119 8,492
Yara International ASA 237 10,943
Zalaris ASA 16 149
TOTAL NORWAY 1,025,122
PORTUGAL — (0.3%)
#Altri SGPS SA 1,470 7,572
Banco Comercial Portugues
SA, Class R 61,104 66,470
Corticeira Amorim SGPS SA 169 1,345
CTT- Correios de Portugal SA 913 7,375
EDP Renovaveis SA 1,830 27,867
Galp Energia SGPS SA 4,084 81,284
Ibersol SGPS SA 90 1,140
Jeronimo Martins SGPS SA 5 118
#Mota-Engil SGPS SA 1,515 8,031
#Navigator Co. SA (The) 12,443 47,280
NOS SGPS SA 10,194 53,178
Semapa-Sociedade de
Investimento e Gestao 692 18,441
Sonae SGPS SA 26,227 55,226
*Teixeira Duarte SA 562 323
TOTAL PORTUGAL 375,650

Dimensional International Vector Equity ETF
continued
Shares Value
SINGAPORE — (1.1%)
*AEM Holdings, Ltd. 15,600 $ 23,726
Aztech Global, Ltd. 3,600 1,872
Banyan Tree Holdings, Ltd. 2,100 1,109
BRC Asia, Ltd. 100 330
China Aviation Oil Singapore
Corp., Ltd. 8,800 12,136
City Developments, Ltd. 4,700 34,370
*COSCO SHIPPING
International Singapore Co.,
Ltd. 55,000 5,071
CSE Global, Ltd. 18,917 16,696
DBS Group Holdings, Ltd. 3,400 158,613
Delfi , Ltd. 2,100 1,473
DFI Retail Group Holdings,
Ltd. 600 2,472
Far East Orchard, Ltd. 600 615
First Resources, Ltd. 36,900 62,227
Food Empire Holdings, Ltd. 700 1,489
Frasers Property, Ltd. 800 712
Frencken Group, Ltd. 6,700 8,817
Genting Singapore, Ltd. 52,500 30,408
Geo Energy Resources, Ltd. 21,500 7,201
Golden Agri-Resources, Ltd. 200,400 45,797
GuocoLand , Ltd. 600 1,277
Ho Bee Land, Ltd. 700 1,346
Hong Fok Corp., Ltd. 6,800 4,582
Hong Leong Asia, Ltd. 6,300 17,028
Hongkong Land Holdings, Ltd. 3,400 28,866
Hotel Grand Central, Ltd. 300 172
Hour Glass, Ltd. (The) 600 1,059
Hutchison Port Holdings Trust,
Class U 150,200 34,546
iFAST Corp., Ltd. 5,500 45,681
ISDN Holdings, Ltd. 16,569 5,223
Keppel, Ltd. 3,000 25,839
LHN, Ltd. 1,000 536
Marco Polo Marine, Ltd. 72,600 8,582
*Mermaid Maritime PCL 1,200 118
Mewah International, Inc. 500 132
Micro-Mechanics Holdings,
Ltd. 100 132
Nanofilm Technologies
International, Ltd. 5,200 2,336
Olam Group, Ltd. 41,300 28,965
OUE, Ltd. 700 651
Oversea-Chinese Banking
Corp., Ltd. 7,000 117,108
*Oxley Holdings, Ltd. 10,500 703
Pan-United Corp., Ltd. 1,000 906
Propnex , Ltd. 1,600 2,761
QAF, Ltd. 500 376
*Rex International Holding, Ltd. 11,800 1,441
Riverstone Holdings, Ltd. 9,300 5,606
SATS, Ltd. 6,500 19,413
Seatrium , Ltd. 21,900 36,414
Sembcorp Industries, Ltd. 9,600 45,617
Sheng Siong Group, Ltd. 13,500 28,936
Sing Holdings, Ltd. 200 100
Singapore Airlines, Ltd. 23,900 119,594
Shares Value
SINGAPORE — (Continued)
Singapore Exchange, Ltd. 3,500 $ 48,625
Singapore Land Group, Ltd. 800 2,200
Singapore Technologies
Engineering, Ltd. 12,200 94,216
Singapore
Telecommunications, Ltd. 300 1,085
StarHub , Ltd. 10,100 9,073
Straits Trading Co., Ltd. 628 891
Tiong Woon Corp. Holding,
Ltd. 300 233
Tuan Sing Holdings, Ltd. 4,686 1,274
United Overseas Bank, Ltd. 3,400 102,536
UOB-Kay Hian Holdings, Ltd. 3,815 9,470
UOL Group, Ltd. 5,500 46,982
Venture Corp., Ltd. 3,100 39,941
Vicom , Ltd. 200 260
Wee Hur Holdings, Ltd. 20,600 14,448
Wilmar International, Ltd. 6,800 18,166
Wing Tai Holdings, Ltd. 4,900 6,371
Yangzijiang Shipbuilding
Holdings, Ltd. 25,000 65,800
TOTAL SINGAPORE 1,462,751
SOUTH AFRICA — (0.0%)
Valterra Platinum, Ltd. 519 47,717
TOTAL SOUTH AFRICA 47,717
SPAIN — (2.5%)
Acciona SA 406 87,616
Acerinox SA 4,227 62,909
ACS Actividades de
Construccion y Servicios SA 1,393 156,853
ΩAedas Homes SA 26 739
ΩAena SME SA 3,623 113,054
Amadeus IT Group SA 2,562 172,572
Atresmedia Corp. de Medios
de Comunicacion SA 2,010 12,554
Audax Renovables SA 2,945 4,610
Azkoyen SA 16 167
Banco Bilbao Vizcaya
Argentaria SA 487 12,427
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 17,871 454,281
Banco Santander SA 18,379 235,701
Bankinter SA 14,271 244,816
CaixaBank SA 14,241 188,987
ΩCellnex Telecom SA 3 93
CIE Automotive SA 640 21,928
Construcciones y Auxiliar de
Ferrocarriles SA 450 30,140
Corp ACCIONA Energias
Renovables SA 649 16,507
Ebro Foods SA 1,430 31,234
Elecnor SA 693 22,177
Enagas SA 472 7,797
Endesa SA 2,710 100,233
Ferrovial SE 1,029 69,801
Fluidra SA 35 1,021
ΩGestamp Automocion SA 4,904 17,689

Dimensional International Vector Equity ETF
continued
Shares Value
SPAIN — (Continued)
ΩGlobal Dominion Access SA 2,145 $ 8,880
* Grenergy Renovables SA 282 32,240
Grifols SA 4,174 53,579
Grupo Empresarial San Jose
SA 98 967
Iberdrola SA 2,827 63,648
Indra Sistemas SA 1,108 71,971
Industria de Diseno Textil SA 2,679 175,290
Laboratorios Farmaceuticos
Rovi SA 8 684
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 7,974 11,156
Logista Integral SA 740 27,132
Mapfre SA 25,552 117,276
Melia Hotels International SA 4,547 40,732
Miquel y Costas & Miquel SA 40 666
Naturgy Energy Group SA 1,233 38,842
Ω* Neinor Homes SA 52 1,243
* Obrascon Huarte Lain SA 15,817 6,755
ΩProsegur Cash SA 4,511 3,440
Renta 4 Banco SA 16 360
Repsol SA 11,398 224,481
Sacyr SA 9,969 47,036
*Solaria Energia y Medio
Ambiente SA 2,522 55,776
* Tecnicas Reunidas SA 1,282 48,621
Telefonica SA 43,750 177,742
#Tubacex SA 2,846 11,664
ΩUnicaja Banco SA 19,511 66,988
Vidrala SA 283 29,728
Viscofan SA 568 38,111
TOTAL SPAIN 3,420,914
SWEDEN — (2.7%)
AAK AB 21 588
ΩAcadeMedia AB 5,082 54,079
AddLife AB, Class B 100 1,542
Addnode Group AB, Class B 455 4,405
AddTech AB, Class B 882 28,974
AFRY AB 1,594 25,444
Alfa Laval AB 592 34,601
ΩAlimak Group AB 1,308 20,154
Alleima AB 3,542 31,150
Alligo AB, Class B 108 1,547
ΩAmbea AB, Class B 4,568 70,180
AQ Group AB 140 3,098
Arjo AB, Class B 9,589 28,944
* Asmodee Group AB, Class B 1,448 17,470
Assa Abloy AB, Class B 1,458 59,277
Atlas Copco AB, Class A 3,661 75,993
Atlas Copco AB, Class B 1,791 32,402
ΩAttendo AB 6,342 63,690
Avanza Bank Holding AB 1,290 50,640
Axfood AB 644 22,196
Beijer Alma AB, Class B 438 13,087
Bergman & Beving AB 550 17,210
#*Better Collective A/S 755 9,058
*BHG Group AB 7,935 27,537
Bilia AB, Class A 1,957 27,877
Shares Value
SWEDEN — (Continued)
Billerud Aktiebolag 3,784 $ 30,820
Ω* BioArctic AB, Class B 516 18,595
Bjorn Borg AB 32 212
*Boliden AB 1,480 104,761
* Bonava AB, Class B 548 805
Ω* Boozt AB 1,050 10,728
ΩBravida Holding AB 3,528 35,052
Byggmax Group AB 1,789 11,418
Catella AB 92 283
Cellavision AB 13 216
Clas Ohlson AB, Class B 873 30,079
Cloetta AB, Class B 5,002 24,603
*Coffee Stain Group AB 453 949
Coinshares International, Ltd. 333 3,683
ΩCoor Service Management
Holding AB 2,891 17,227
ΩDometic Group AB 4,554 19,755
Ω*Dustin Group AB 59,840 11,695
* Dynavox Group AB 4,012 39,657
Eastnine AB 347 1,950
Elanders AB, Class B 21 141
*Electrolux AB, Class B 6,414 52,009
Electrolux Professional AB,
Class B 493 3,425
Elekta AB, Class B 5,415 34,990
#*Embracer Group AB, Class
B 453 2,491
* Enea AB 36 272
Engcon AB, Class B 27 243
Eolus AB, Class B 44 168
Ependion AB 76 915
Epiroc AB, Class A 1,248 35,203
Epiroc AB, Class B 1,477 37,074
Essity AB, Class B 1,401 41,655
Ework Group AB 16 172
G5 Entertainment AB 43 456
Getinge AB, Class B 945 20,859
Granges AB 1,487 25,096
H & M Hennes & Mauritz AB,
Class B 1,825 36,769
Hanza AB 596 9,358
#*Hexatronic Group AB 10,617 28,149
Hexpol AB 1,902 15,620
#Holmen AB, Class B 32 1,207
Humana AB 624 3,345
*Humble Group AB 247 221
Husqvarna AB, Class B 3,037 15,655
Indutrade AB 239 5,643
Instalco AB 9,170 26,436
*International Petroleum Corp. 1,901 39,836
INVISIO AB 675 19,864
Inwido AB 1,987 34,522
JM AB 1,329 20,508
*K-Fast Holding AB, Class B 167 230
KNOW IT AB 725 9,550
Lagercrantz Group AB, Class
B 1,367 30,205
Lindab International AB 213 4,504
Loomis AB, Class B 1,299 54,236

Dimensional International Vector Equity ETF
continued
Shares Value
SWEDEN — (Continued)
Medicover AB, Class B 477 $ 10,912
Midsona AB, Class B 132 147
*Modern Times Group MTG
AB, Class B 2,825 33,221
Momentum Group AB, Class B 538 7,986
ΩMunters Group AB 1,300 25,773
Mycronic AB 1,127 26,201
*NCAB Group AB 114 592
NCC AB, Class B 1,827 47,139
Nederman Holding AB 646 10,494
*Net Insight AB, Class B 694 170
New Wave Group AB, Class B 1,513 18,237
Nilorngruppen AB, Class B 12 87
Nolato AB, Class B 4,793 31,512
#Nordnet AB 794 25,868
* Norion Bank AB 1,673 12,814
Note AB 914 17,109
#*Orron Energy AB 6,724 4,045
* Ovzon AB 96 594
Peab AB, Class B 2,963 29,790
Proact IT Group AB 746 8,579
Ratos AB, Class B 6,095 26,191
RaySearch Laboratories AB,
Class B 774 16,630
Rejlers AB, Class B 967 19,903
* Rottneros AB 329 88
Rusta AB 140 1,294
Rvrc Holding AB 1,664 12,829
Sandvik AB 1,680 66,746
Scandi Standard AB 1,097 13,384
ΩScandic Hotels Group AB 3,841 38,574
Securitas AB, Class B 3,808 63,279
Ω*Sinch AB 8,277 25,002
Skandinaviska Enskilda
Banken AB, Class A 3,519 76,067
Skanska AB, Class B 1,213 37,121
SKF AB, Class B 2,338 61,433
SkiStar AB 550 10,432
Softronic AB, Class B 52 125
Solid Forsakring AB 36 374
#SSAB AB, Class B 7,726 64,253
Storskogen Group AB, Class B 21,735 26,542
Svenska Cellulosa AB SCA,
Class B 3,236 40,778
Svenska Handelsbanken AB,
Class A 1,527 24,253
Sweco AB, Class B 1,032 17,196
Swedbank AB, Class A 1,552 60,784
*Swedish Orphan Biovitrum
AB, Class A 108 4,111
Synsam AB 7,652 56,619
Systemair AB 197 1,927
Tele2 AB, Class B 5,102 93,917
Telefonaktiebolaget LM
Ericsson, Class B 16,755 182,952
Telia Co. AB 16,944 77,616
TF Bank AB 321 6,231
Trelleborg AB, Class B 149 6,060
Troax Group AB 58 950
Shares Value
SWEDEN — (Continued)
VBG Group AB, Class B 597 $ 25,924
* Vestum AB 520 472
*Viaplay Group AB, Class B 2,672 365
Volati AB 28 301
Volvo AB, Class A 1,696 62,075
Volvo AB, Class B 8,510 311,473
#*Volvo Car AB, Class B 7,269 24,437
TOTAL SWEDEN 3,564,636
SWITZERLAND — (6.8%)
ABB, Ltd., Registered 1,462 126,559
Accelleron Industries AG 1,562 149,699
Adecco Group AG 545 16,009
#Alcon AG, ADR 683 55,309
Allreal Holding AG, Registered 586 171,984
ALSO Holding AG, Registered 45 11,617
* Amrize , Ltd. 1,867 98,314
* ams -OSRAM AG 5,904 61,720
APG SGA SA 16 4,384
*Aryzta AG 721 51,169
Ascom Holding AG, Registered 1,173 8,150
Autoneum Holding AG 130 21,339
* Avolta AG 3,905 239,863
Banque Cantonale de Geneve,
Class BR 260 9,386
Banque Cantonale Vaudoise ,
Registered 794 107,853
Barry Callebaut AG,
Registered 12 21,069
* Basilea Pharmaceutica Ag
Allschwil , Registered 396 27,770
Bell Food Group AG 63 18,162
Bellevue Group AG, Class BR 204 2,994
Berner Kantonalbank AG,
Registered 113 47,325
Bossard Holding AG,
Registered, Class A 439 86,654
Bucher Industries AG,
Registered 144 66,946
Burckhardt Compression
Holding AG 89 61,718
Burkhalter Holding AG 220 40,112
Bystronic AG 9 3,150
Calida Holding AG, Registered 139 2,195
Cembra Money Bank AG 271 34,753
* Cicor Technologies, Ltd.,
Registered 83 13,258
Cie Financiere Richemont SA,
Registered 705 136,917
Cie Financiere Tradition SA,
Class BR 179 68,341
COSMO Pharmaceuticals NV 460 69,175
CPH Group AG 12 1,050
Daetwyler Holding AG, Class
BR 190 38,935
DKSH Holding AG 706 51,984
#*DocMorris AG 1,274 9,265
dormakaba Holding AG 754 56,889
*EFG International AG 3,286 83,980
Emmi AG, Registered 34 34,528

Dimensional International Vector Equity ETF
continued
Shares Value
SWITZERLAND — (Continued)
Flughafen Zurich AG,
Registered 416 $ 129,438
Forbo Holding AG, Registered 60 71,138
ΩGalenica AG 859 107,758
Geberit AG, Registered 215 164,618
Georg Fischer AG, Registered 1,035 69,152
Glarner Kantonalbank 135 3,857
Helvetia Baloise Holding AG,
Registered 738 187,555
*Holcim AG 3,451 356,461
Huber + Suhner AG,
Registered 207 41,989
Implenia AG, Registered 755 72,554
Interroll Holding AG, Class R 8 19,324
Investis Holding SA 85 17,109
Julius Baer Group, Ltd.,
Registered 1,509 126,630
Jungfraubahn Holding AG,
Registered 163 64,455
Kardex Holding AG,
Registered 157 55,252
#*Kudelski SA, Class BR 260 412
Kuehne + Nagel International
AG, Class R 163 37,826
Lastminute.com NV 87 1,610
Liechtensteinische
Landesbank AG 250 31,297
Luzerner Kantonalbank AG,
Registered 582 74,370
ΩMedacta Group SA 55 11,799
ΩMedmix AG 96 1,429
Meier Tobler Group AG 16 755
*Meyer Burger Technology
AG, Class A 96 1
Mikron Holding AG, Registered 36 808
Mobimo Holding AG,
Registered 265 133,868
Ω*Montana Aerospace AG 275 11,910
Naturenergie Holding AG 323 13,716
Nestle SA, Registered 6,675 636,511
#Novartis AG, Class B,
Sponsored ADR 6,979 1,037,638
Novartis AG, Registered 161 23,964
OC Oerlikon Corp. AG
Pfaffikon 7,169 32,957
Partners Group Holding AG 70 95,448
#Rieter Holding AG,
Registered 104 448
Roche Holding AG 1,717 781,965
Roche Holding AG, Class BR 124 57,326
Sandoz Group AG 3,430 272,511
#*Santhera Pharmaceuticals
Holding AG, Registered 157 2,577
Schindler Holding AG,
Registered 41 15,148
Ω* Sensirion Holding AG 81 6,027
SFS Group AG 309 45,504
SGS SA, Registered 1,257 151,483
Shares Value
SWITZERLAND — (Continued)
*Siegfried Holding AG,
Registered 506 $ 62,359
Softwareone Holding AG 1,272 13,107
Sonova Holding AG 214 58,777
St. Galler Kantonalbank AG,
Registered 100 77,138
Stadler Rail AG 1,856 47,747
Sulzer AG, Registered 428 92,375
Sunrise Communications AG 33 1,877
#Swatch Group AG (The),
Class BR 271 64,402
#Swatch Group AG (The),
Registered 178 8,483
Swiss Life Holding AG,
Registered 186 204,442
Swiss Prime Site AG,
Registered 1,114 189,946
Swiss Re AG, Registered 1,156 185,323
#Swisscom AG, Registered 267 219,654
Swissquote Group Holding SA,
Registered 122 69,425
Temenos AG, Registered 358 31,776
TX Group AG 90 19,448
UBS Group AG 4,375 206,281
Valiant Holding AG 847 170,709
Vaudoise Assurances Holding
SA 34 32,452
Vetropack Holding AG, Class
A 361 10,595
Vontobel Holding AG, Class R 1,015 87,785
VP Bank AG, Class A 92 10,083
V-ZUG Holding AG 63 3,264
Walliser Kantonalbank ,
Registered 22 3,957
Zehnder Group AG,
Registered 421 44,940
Zug Estates Holding AG, Class
B 8 24,206
Zurich Insurance Group AG 237 168,967
TOTAL SWITZERLAND 9,186,641
UNITED KINGDOM — (10.1%)
Admiral Group PLC 2,038 76,908
ΩAirtel Africa PLC 22,471 98,428
AJ Bell PLC 1,680 10,669
Anglo American PLC 3,452 161,437
Antofagasta PLC 975 48,808
Ashtead Group PLC 4,326 278,237
Associated British Foods PLC 1,484 38,794
AstraZeneca PLC 256 47,776
AstraZeneca PLC, Sponsored
ADR 7,712 715,442
ΩAutotrader Group PLC 5,635 41,602
Aviva PLC 7,028 61,318
Babcock International Group
PLC 4,713 92,807
BAE Systems PLC 1,813 49,111
Balfour Beatty PLC 8,805 86,270
Barclays PLC 66,086 440,918
Beazley PLC 13,063 203,098

Dimensional International Vector Equity ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Bellway PLC 1,624 $ 60,527
Berkeley Group Holdings PLC 925 52,296
BP PLC, Sponsored ADR 6,983 264,516
ΩBridgepoint Group PLC 1,484 5,543
British American Tobacco
PLC, Sponsored ADR 2,554 154,977
BT Group PLC, Registered 140,118 367,922
*Burberry Group PLC 8,078 121,825
*Canal+ SA 8,566 37,262
*Carnival PLC, Sponsored
ADR 1,825 54,367
Centrica PLC 51,471 134,870
*Coca-Cola HBC AG 1,253 67,917
Compass Group PLC 7,951 238,618
Computacenter PLC 1,321 60,328
DCC PLC 1,219 77,550
Drax Group PLC 15,616 193,076
Dunelm Group PLC 1,654 20,972
Entain PLC 2,283 18,954
Experian PLC 6,263 237,034
*Frasers Group PLC 2,137 20,396
Fresnillo PLC 3,766 191,316
Games Workshop Group PLC 428 100,139
*Glencore PLC 5,211 35,700
Grainger PLC 13,063 34,776
GSK PLC 2,657 68,419
#GSK PLC, Class B, ADR 5,423 279,827
Harbour Energy PLC 7,226 23,065
Hiscox , Ltd. 6,034 122,712
Howden Joinery Group PLC 6,761 77,655
HSBC Holdings PLC,
Registered 36,399 642,038
IG Group Holdings PLC 3,223 59,796
IMI PLC 4,212 159,641
Imperial Brands PLC 8,293 348,913
Inchcape PLC 5,810 65,098
International Workplace Group
PLC 6,098 20,686
Intertek Group PLC 1,484 90,906
ITV PLC 56,979 63,529
J Sainsbury PLC 21,218 93,289
JD Sports Fashion PLC 63,066 70,774
Johnson Matthey PLC 2,463 79,765
Kingfisher PLC 27,412 126,954
Legal & General Group PLC 33,325 121,231
Lion Finance Group PLC 825 114,230
Lloyds Banking Group PLC 265,983 397,662
Man Group PLC 21,141 76,240
Marks & Spencer Group PLC 20,391 102,440
Mitie Group PLC 21,087 48,498
Mondi PLC 1,116 13,078
Morgan Sindall Group PLC 168 11,365
NatWest Group PLC 32,897 300,291
Next PLC 791 143,985
OSB Group PLC 7,854 65,798
Pan African Resources PLC 44,584 80,881
Persimmon PLC 3,990 76,982
Phoenix Group Holdings PLC 4,768 48,385
Shares Value
UNITED KINGDOM — (Continued)
Plus500, Ltd. 1,801 $ 103,651
#Prudential PLC, Sponsored
ADR 10,177 335,739
QinetiQ Group PLC 6,466 44,498
*Reckitt Benckiser Group PLC 6,927 579,080
#RELX PLC, Sponsored ADR 5,592 200,194
Rio Tinto PLC 401 37,077
Rio Tinto PLC, Sponsored
ADR 2,540 231,216
Rolls-Royce Holdings PLC 25,043 416,163
RS GROUP PLC 1,382 12,706
Sage Group PLC (The) 5,425 71,273
Serco Group PLC 19,732 81,232
#Shell PLC, ADR 10,244 789,095
Smith & Nephew PLC 1,625 27,695
Softcat PLC 1,779 34,910
SSE PLC 3,573 118,752
St. James's Place PLC 8,414 175,501
Standard Chartered PLC 8,839 225,848
Taylor Wimpey PLC 39,221 57,454
TBC Bank Group PLC 946 55,171
Tesco PLC 59,124 344,977
TP ICAP Group PLC 21,245 74,341
Unilever PLC, ADR 3,796 259,495
* Vistry Group PLC 4,595 41,944
Vodafone Group PLC 130,155 191,822
Whitbread PLC 1,810 67,658
TOTAL UNITED KINGDOM 13,574,129
UNITED STATES — (0.1%)
Royal Gold, Inc. 131 34,494
* Sunococorp LLC 730 39,142
TOTAL UNITED STATES 73,636
TOTAL COMMON STOCKS 129,339,910
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG
4.940% 200 20,795
Draegerwerk AG & Co. KGaA
2.280% 352 37,228
Einhell Germany AG, Class P
1.700% 220 23,032
FUCHS SE 3.200% 1,623 70,590
Henkel AG & Co. KGaA
2.750% 1,156 101,988
Jungheinrich AG 2.200% 791 34,253
Porsche Automobil Holding SE
5.270% 1,474 63,549

Dimensional International Vector Equity ETF
continued
Shares Value
GERMANY — (Continued)
Sixt SE, Class A 5.090% 498 $ 31,637
STO SE & Co. KGaA 0.260% 63 8,889
Volkswagen AG, Class A
6.200% 1,505 183,787
TOTAL GERMANY 575,748
TOTAL PREFERRED
STOCKS 575,748
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<29Metals, Ltd. 02/11/26 148 8
TOTAL AUSTRALIA 8
SPAIN — (0.0%)
*ACS Actividades de
Construccion y Servicios SA
02/12/26 1,393 768
*Iberdrola SA 02/03/26 2,827 872
*Sacyr SA 02/13/26 9,969 588
TOTAL SPAIN 2,228
TOTAL RIGHTS/WARRANTS 2,236
TOTAL INVESTMENT SECURITIES — (96.8%)
(Cost $97,993,442) 129,917,894
SECURITIES LENDING COLLATERAL — (3.2%)
@§The DFA Short Term
Investment Fund 371,233 4,295,170
TOTAL INVESTMENTS — ( 100.0% )
(Cost $102,288,612) $ 134,213,064
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $2,538,047 which represented 1.9% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 8,144,310 $ — $ 21,484 $ 8,165,794
Austria .............................. 1,038,588 — — 1,038,588
Belgium ............................. 2,017,126 — — 2,017,126

Dimensional International Vector Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Canada ............................. $ 17,879,533 $ 113 $ — $ 17,879,646
Denmark ............................ 2,633,405 — — 2,633,405
Finland .............................. 2,407,201 — — 2,407,201
France .............................. 9,643,819 — — 9,643,819
Germany ............................ 9,988,644 — — 9,988,644
Hong Kong ........................... 2,346,759 — — 2,346,759
Ireland .............................. 628,365 — — 628,365
Israel ............................... 1,427,881 — — 1,427,881
Italy ................................ 3,913,352 — — 3,913,352
Japan ............................... 29,912,512 — — 29,912,512
Netherlands .......................... 4,272,487 — — 4,272,487
New Zealand ......................... 330,087 — — 330,087
Northern Ireland ....................... 3,048 — — 3,048
Norway .............................. 1,025,122 — — 1,025,122
Portugal ............................. 375,650 — — 375,650
Singapore ............................ 1,462,751 — — 1,462,751
South Africa .......................... 47,717 — — 47,717
Spain ............................... 3,420,914 — — 3,420,914
Sweden ............................. 3,564,636 — — 3,564,636
Switzerland ........................... 9,186,641 — — 9,186,641
United Kingdom ....................... 13,574,129 — — 13,574,129
United States ......................... 73,636 — — 73,636
Preferred Stocks
Germany ............................ 575,748 — — 575,748
Rights/Warrants
Australia ............................. — — 8 8
Spain ............................... 768 1,460 — 2,228
Securities Lending Collateral ............... — 4,295,170 — 4,295,170
Total Investments ........................ $129,894,829 $4,296,743 $21,492> $134,213,064
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.

Dimensional Emerging Core Equity Market ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.3%)
BRAZIL — (3.3%)
*Allianca Saude e
Participacoes SA 100 $ 90
Allied Tecnologia SA 17,146 27,411
Allos SA 283,377 1,672,479
Alupar Investimento SA 27,414 177,767
Ambev SA 392,600 1,113,562
#Ambev SA, Sponsored ADR 1,474,567 4,099,296
Anima Holding SA 234,746 234,497
Armac Locacao Logistica E
Servicos SA 35,400 32,387
Auren Energia SA 21,248 45,698
Axia Energia 550,481 5,716,620
*Axia Energia 158,118 1,594,607
*Axia Energia, ADR 54,222 542,220
#Axia Energia, Sponsored
ADR 206,300 2,129,016
Azzas 2154 SA 42,938 219,301
B3 SA - Brasil Bolsa Balcao 3,220,739 9,934,952
Banco ABC Brasil SA 89,247 457,183
ΩBanco BMG SA 86,462 82,737
Banco Bradesco SA 753,400 2,636,263
Banco Bradesco SA 1,833,644 7,463,390
Banco Bradesco SA,
Sponsored ADR 536,500 2,172,825
Banco BTG Pactual SA 543,267 6,220,714
Banco do Brasil SA 975,367 4,698,409
Banco Santander Brasil SA 1,361,267 9,443,367
#Banco Santander Brasil SA,
Sponsored ADR 7,200 49,824
BB Seguridade Participacoes
SA 520,793 3,711,317
Bemobi Mobile Tech SA 44,600 211,178
Blau Farmaceutica SA 45,100 87,606
Boa Safra Sementes SA 59,806 99,609
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 50,077 204,017
*Brava Energia 39,779 143,600
Brisanet Servicos de
Telecomunicacoes SA 12,989 8,262
C&A MODAS SA 309,300 704,787
Caixa Seguridade
Participacoes S/A 129,200 427,167
Camil Alimentos SA 100,792 128,215
*Cia Brasileira de Aluminio 185,160 360,025
*Cia Brasileira de Distribuicao 265,193 194,505
Cia de Ferro Ligas da Bahia
FERBASA 159,948 256,012
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 195,270 5,267,070
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 146,620 3,938,213
Cia de Saneamento de Minas
Gerais Copasa MG 137,000 1,338,455
Shares Value
BRAZIL — (Continued)
Cia De Sanena Do Parana 400 $ 871
Cia De Sanena Do Parana 167,524 281,897
Cia De Sanena Do Parana 558,900 4,983,135
Cia Energetica de Minas
Gerais 374 1,078
Cia Energetica de Minas
Gerais, Sponsored ADR 467,070 1,004,201
Cia Paranaense de Energia
- Copel 963,345 2,425,130
#Cia Paranaense de Energia -
Copel, ADR 83,175 843,395
*Cia Siderurgica Nacional SA 508,551 978,142
Cogna Educacao SA 2,309,316 2,006,931
Construtora Tenda S/A 133,100 701,657
*Cosan SA 761,554 858,204
CPFL Energia SA 174,200 1,712,204
Cruzeiro do Sul Educacional
SA 53,400 73,436
CSU Digital SA 100 368
Cury Construtora e
Incorporadora SA 110,712 730,601
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 37,062 199,272
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 195,492 1,116,446
ΩDesktop SA 113,946 324,282
Dexco SA 376,494 412,050
*Diagnosticos da America SA 32,000 26,037
Dimed SA Distribuidora da
Medicamentos 104,773 264,757
Direcional Engenharia SA 325,085 866,181
EcoRodovias Infraestrutura e
Logistica SA 356,760 805,437
Embraer SA 201,700 3,735,007
Embraer SA, Sponsored ADR 84,075 6,176,150
Empreendimentos Pague
Menos S/A 307,955 385,859
Energisa S/A 273,213 2,661,911
*Eneva SA 578,011 2,331,673
Engie Brasil Energia SA 233,949 1,464,318
Equatorial Energia SA 788,104 6,159,662
Eucatex SA Industria e
Comercio 100 401
Even Construtora e
Incorporadora SA 109,675 166,538
EZ Tec Empreendimentos e
Participacoes SA 164,033 474,345
Fleury SA 157,416 499,709
Fras-Le SA 63,506 294,753
#Gerdau SA, Sponsored ADR 475,174 2,028,993
ΩGPS Participacoes e
Empreendimentos SA 201,765 722,194
Grendene SA 346,923 328,664

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
BRAZIL — (Continued)
*Grupo Casas Bahia SA 131,392 $ 80,810
Grupo Mateus SA 142,100 130,550
Grupo SBF SA 146,600 403,213
Guararapes Confeccoes SA 160,648 301,318
Ω*Hapvida Participacoes e
Investimentos S/A 217,105 539,077
Hypera SA 173,381 834,857
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 51,200 120,677
Iochpe Maxion SA 105,075 221,166
Irani Papel e Embalagem SA 116,500 202,268
*IRB-Brasil Resseguros SA 82,710 913,901
Isa Energia Brasil SA 150,900 802,986
Itau Unibanco Holding SA,
Sponsored ADR 593,801 5,100,751
*Jalles Machado SA 110,821 62,231
*JBS NV 255,344 4,015,332
JHSF Participacoes SA 358,876 654,614
JSL SA 74,500 106,011
Kepler Weber SA 171,000 334,452
Klabin SA 1,016,796 3,721,065
Lavvi Empreendimentos
Imobiliarios SA 73,110 249,819
Localiza Rent a Car SA 696,216 6,434,833
*Localiza Rent a Car SA,
Class A 25,896 230,792
LOG Commercial Properties e
Participacoes SA 62,248 330,766
*Log-in Logistica Intermodal
SA 15,100 93,734
*Lojas Quero-Quero SA 224,841 108,651
Lojas Renner SA 833,197 2,375,993
ΩLWSA SA 332,125 310,204
M Dias Branco SA 6,912 32,781
Magazine Luiza SA 493,622 923,028
Mahle Metal Leve SA 58,958 386,931
Marcopolo SA 11,981 13,731
MBRF Global Foods Co. SA 148,419 529,263
MBRF Global Foods Co. SA,
ADR 24,028 84,098
Mills Locacao Servicos e
Logistica SA 190,088 562,761
Minerva SA 494,203 584,297
Motiva Infraestrutura de
Mobilidade SA 844,144 2,702,267
Moura Dubeux Engenharia S/A 65,602 358,110
Movida Participacoes SA 179,751 427,443
*MRV Engenharia e
Participacoes SA 461,356 711,127
Multiplan Empreendimentos
Imobiliarios SA 91,128 573,341
*Natura Cosmeticos SA 584,979 979,890
Neoenergia SA 47,400 293,333
*Oceanpact Servicos
Maritimos SA 102,100 183,702
Odontoprev SA 290,170 622,955
Petroleo Brasileiro SA
- Petrobras 992,406 7,655,982
Shares Value
BRAZIL — (Continued)
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 103,050 $ 1,580,787
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 1,047,450 15,041,382
Petroreconcavo S/A 124,942 269,665
Plano & Plano
Desenvolvimento Imobiliario
SA 55,604 160,475
Porto Seguro SA 164,500 1,578,531
Positivo Tecnologia SA 68,400 58,790
Priner Servicos Industriais SA 34,087 113,937
*PRIO SA 796,009 7,752,481
Qualicorp Consultoria e
Corretora de Seguros SA 235,300 102,020
Raia Drogasil SA 986,494 4,616,343
*Raizen SA 933,259 183,602
ΩRede D'Or Sao Luiz SA 259,374 2,100,040
Romi SA 35,182 56,581
Rumo SA 482,100 1,359,131
Sao Martinho S/A 98,000 285,827
Sendas Distribuidora S/A 631,200 1,033,203
#Sendas Distribuidora S/A,
ADR 58,725 486,830
ΩSer Educacional SA 111,300 265,731
SIMPAR SA 216,000 276,005
SLC Agricola SA 230,828 707,623
Smartfit Escola de Ginastica e
Danca SA 245,202 1,036,906
Suzano SA 442,667 4,170,863
#Suzano SA, Class A,
Sponsored ADR 120,100 1,125,337
SYN prop e tech SA 71,700 69,570
Tegma Gestao Logistica SA 52,223 389,013
Telefonica Brasil SA 272,900 1,948,411
#Telefonica Brasil SA, ADR 155,696 2,207,769
TIM SA 571,800 2,677,949
#TIM SA, ADR 31,600 736,280
TOTVS SA 127,313 1,083,810
Transmissora Alianca de
Energia Eletrica S/A 137,449 1,092,913
Tres Tentos Agroindustrial S/A 79,512 252,711
Trisul SA 77,693 105,212
*Tupy SA 53,419 127,437
Ultrapar Participacoes SA 631,200 3,059,823
Ultrapar Participacoes SA,
Sponsored ADR 74,084 354,122
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 14,900 17,787
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 435,470 524,006
Vale SA 225,416 3,630,388
Vale SA, Class B, Sponsored
ADR 1,762,300 28,320,161
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 56,375 239,367
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 250,143 190,633

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
BRAZIL — (Continued)
Vibra Energia SA 1,104,716 $ 6,068,440
Vivara Participacoes SA 144,500 777,762
Vulcabras SA 76,920 264,747
WEG SA 793,400 7,837,696
Wiz Co. 89,615 170,139
XP, Inc. 3,333 64,934
YDUQS Participacoes SA 285,747 800,663
TOTAL BRAZIL 279,569,486
CAYMAN ISLANDS — (0.0%)
*Leoch Energy, Inc. 1,500 12,795
TOTAL CAYMAN ISLANDS 12,795
CHILE — (0.5%)
Aguas Andinas SA, Class A 760,456 339,161
Banco de Chile 4,969,225 1,108,705
Banco de Chile, Sponsored
ADR 101,012 4,407,154
Banco de Credito e
Inversiones SA 39,702 2,989,165
Banco Itau Chile SA 4,927 135,841
Banco Santander Chile 6,039,282 537,930
Banco Santander Chile,
Sponsored ADR 57,141 2,012,506
Besalco SA 31,632 51,301
BICECORP SA 1,667 851
Camanchaca SA, Class A 2,668 296
*CAP SA 70,846 677,080
Cencosud SA 862,312 2,921,873
Cencosud Shopping SA 27,285 88,499
Cia Cervecerias Unidas SA 79,936 594,134
Colbun SA 2,926,761 490,938
Embotelladora Andina SA,
Sponsored ADR 877 27,555
Empresa Nacional de
Telecomunicaciones SA 106,501 578,625
Empresas CMPC SA 609,265 923,883
Empresas Copec SA 195,117 1,683,924
Empresas Lipigas SA 64 623
Enel Americas SA 2,668,286 255,041
Enel Chile SA 18,201,220 1,563,445
Engie Energia Chile SA 286,360 514,047
Falabella SA 407,829 3,205,051
Forus SA 116 333
Instituto de Diagnostico SA 124 401
Inversiones Aguas
Metropolitanas SA 306,358 393,756
Inversiones La Construccion
SA 14,270 360,356
Latam Airlines Group SA 36,273,190 1,191,269
#Latam Airlines Group SA,
ADR 50,084 3,296,028
*Multiexport Foods SA 580 232
Parque Arauco SA 229,686 988,472
PAZ Corp. SA 400 403
Plaza SA 312,036 1,373,596
Ripley Corp. SA 1,151,348 586,187
Salfacorp SA 214,787 358,047
Sigdo Koppers SA 4,830 9,511
SMU SA 1,775,056 336,799
Shares Value
CHILE — (Continued)
Sociedad Matriz SAAM SA 172,028 $ 27,481
*Sociedad Quimica y Minera
de Chile SA, Class B 5,190 407,031
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 61,338 4,713,212
*Socovesa SA 972 180
SONDA SA 55,132 21,397
Vina Concha y Toro SA 262,798 303,253
TOTAL CHILE 39,475,572
CHINA — (25.6%)
263 Network Communications
Co., Ltd., Class A 79,400 75,730
360 Security Technology, Inc.,
Class A 140,500 245,374
361 Degrees International, Ltd. 884,000 650,857
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 120,500 459,721
Ω*3SBio, Inc. 2,453,500 7,319,942
5I5J Holding Group Co., Ltd.,
Class A 279,300 134,200
AAC Technologies Holdings,
Inc. 681,000 3,226,372
*ABA Chemicals Corp. 71,400 75,803
Accelink Technologies Co.,
Ltd., Class A 32,600 339,586
*Addsino Co., Ltd., Class A 34,800 142,578
*Adicon Holdings, Ltd. 19,000 12,748
Advanced Fiber Resources
Zhuhai, Ltd. 4,400 101,763
Advanced Micro-Fabrication
Equipment, Inc., Class A 5,631 281,862
Advanced Technology &
Materials Co., Ltd., Class A 52,300 180,194
*AECC Aero Science and
Technology Co., Ltd., Class A 21,700 162,017
AECC Aero-Engine Control
Co., Ltd., Class A 58,500 205,595
AECC Aviation Power Co.,
Ltd., Class A 74,900 499,204
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 39,100 158,733
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 54,500 183,854
*Agile Group Holdings, Ltd. 484,000 17,663
Agricultural Bank of China,
Ltd., Class H 14,451,000 10,121,640
Aier Eye Hospital Group Co.,
Ltd., Class A 385,647 614,146
*AIM Vaccine Co., Ltd., Class
H 47,600 20,479
Ω*AInnovation Technology
Group Co., Ltd., Class H 136,300 100,702
#*Air China, Ltd., Class H 1,540,000 1,376,391
Aisino Corp., Class A 99,100 143,134
Ω#AK Medical Holdings, Ltd. 486,000 363,425
Ω#*Akeso, Inc. 245,000 3,463,385

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Alibaba Group Holding, Ltd.,
Class W 7,605,000 $ 164,765,100
#Alibaba Group Holding, Ltd.,
Sponsored ADR 320,394 54,326,007
#*Alibaba Health Information
Technology, Ltd. 2,240,000 1,870,085
Ω#A-Living Smart City
Services Co., Ltd., Class H 666,750 199,776
All Winner Technology Co.,
Ltd., Class A 31,290 207,286
Allmed Medical Products Co.,
Ltd., Class A 72,300 120,235
*Alpha Group, Class A 67,800 91,391
Ω*Alphamab Oncology 135,000 154,020
Aluminum Corp. of China, Ltd.,
Class H 3,466,000 6,146,728
*Amlogic Shanghai Co., Ltd.,
Class A 19,578 246,693
Amoy Diagnostics Co., Ltd.,
Class A 34,700 109,122
An Hui Wenergy Co., Ltd.,
Class A 125,500 146,419
ANE Cayman, Inc. 373,500 580,119
#*Angang Steel Co., Ltd.,
Class H 1,432,000 370,391
Angel Yeast Co., Ltd., Class A 56,900 342,564
ΩAngelalign Technology, Inc. 51,000 447,981
Anhui Anfu Battery Technology
Co., Ltd. 15,300 111,812
*Anhui Ankai Automobile Co.,
Ltd. 91,200 63,762
Anhui Anke Biotechnology
Group Co., Ltd., Class A 99,900 144,576
Anhui Construction
Engineering Group Co., Ltd.,
Class A 172,924 118,910
Anhui Expressway Co., Ltd.,
Class H 328,000 584,207
*Anhui Genuine New Materials
Co., Ltd., Class A 24,600 39,954
*Anhui Golden Seed Winery
Co., Ltd., Class A 38,000 57,071
Anhui Gujing Distillery Co.,
Ltd., Class A 15,700 298,402
*Anhui Guofeng New Materials
Co., Ltd. 53,200 76,150
Anhui Heli Co., Ltd., Class A 68,500 215,020
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 70,800 70,481
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 38,300 124,631
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 95,400 90,304
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 44,300 348,598
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 210,640 187,874
Shares Value
CHINA — (Continued)
Anhui Jinhe Industrial Co.,
Ltd., Class A 39,536 $ 135,023
Anhui Korrun Co., Ltd., Class
A 26,900 85,096
Anhui Kouzi Distillery Co., Ltd.,
Class A 44,100 186,518
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 64,500 69,035
*Anhui Tatfook Technology
Co., Ltd., Class A 57,400 97,603
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 50,860 61,094
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 65,400 124,190
Anhui XDLK Microsystem
Corp., Ltd. 13,336 129,229
Anhui Yingjia Distillery Co.,
Ltd., Class A 47,700 278,804
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 34,100 252,146
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 83,000 249,789
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 8,731 338,838
Anjoy Foods Group Co., Ltd.,
Class A 18,200 233,833
Anker Innovations Technology
Co., Ltd., Class A 19,407 278,013
*Anshan Hifichem Co., Ltd.,
Class A 35,300 92,169
*Anshan Senyuan Road &
Bridge Co., Ltd. 23,100 32,733
ANTA Sports Products, Ltd. 1,069,000 10,710,943
Anton Oilfield Services Group 1,066,000 162,431
*Anyang Iron & Steel, Inc. 166,500 60,839
Aoshikang Technology Co.,
Ltd., Class A 20,500 116,548
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 159,000 73,424
Apeloa Pharmaceutical Co.,
Ltd., Class A 75,200 198,621
*ApicHope Pharmaceutical
Group Co., Ltd. 17,700 85,683
Appotronics Corp., Ltd. 37,143 92,333
APT Medical, Inc., Class A 7,434 248,110
Arcsoft Corp., Ltd., Class A 11,154 81,930
Arctech Solar Holding Co., Ltd. 8,293 53,542
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 57,700 465,000
Ω#AsiaInfo Technologies, Ltd. 322,000 354,172
Asian Star Anchor Chain Co.,
Ltd., Class A 31,400 46,843
Asymchem Laboratories
Tianjin Co., Ltd., Class A 14,000 199,649

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,900 $ 49,115
Autel Intelligent Technology
Corp., Ltd., Class A 33,100 166,564
Autobio Diagnostics Co., Ltd.,
Class A 39,700 209,428
*Autostreets Development, Ltd. 184,400 64,224
Avary Holding Shenzhen Co.,
Ltd., Class A 73,400 602,612
AviChina Industry &
Technology Co., Ltd., Class H 2,437,000 1,294,999
AVICOPTER PLC, Class A 21,500 113,202
Bafang Electric Suzhou Co.,
Ltd., Class A 15,276 66,499
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 149,900 173,593
*BAIC Foton Motor Co., Ltd.,
Class A 583,200 247,499
Ω#*BAIC Motor Corp., Ltd.,
Class H 2,326,500 551,113
Baimtec Material Co., Ltd. 13,107 125,559
Baiyin Nonferrous Group Co.,
Ltd., Class A 461,527 907,611
Bank of Beijing Co., Ltd.,
Class A 1,115,100 850,205
Bank of Changsha Co., Ltd.,
Class A 238,100 334,305
Bank of Chengdu Co., Ltd.,
Class A 171,200 397,011
Bank of China, Ltd., Class H 42,988,000 25,705,720
Bank of Chongqing Co., Ltd.,
Class H 427,000 430,297
Bank of Communications Co.,
Ltd., Class H 5,521,000 4,750,646
Bank of Guiyang Co., Ltd.,
Class A 161,036 134,596
Bank of Hangzhou Co., Ltd.,
Class A 197,500 459,137
Bank of Jiangsu Co., Ltd.,
Class A 858,260 1,250,726
Bank of Nanjing Co., Ltd.,
Class A 542,880 822,368
Bank of Ningbo Co., Ltd.,
Class A 289,170 1,287,502
ΩBank of Qingdao Co., Ltd.,
Class H 172,000 92,721
Bank of Shanghai Co., Ltd.,
Class A 572,100 760,463
Bank of Suzhou Co., Ltd.,
Class A 203,860 241,360
Bank of Xi'an Co., Ltd., Class
A 89,100 48,067
Ω#Bank of Zhengzhou Co.,
Ltd., Class H 609,000 88,117
*Baoding Tianwei Baobian
Electric Co., Ltd. 101,900 207,427
Baoji Titanium Industry Co.,
Ltd. 8,900 49,088
Baoshan Iron & Steel Co., Ltd.,
Class A 1,017,800 1,068,856
Shares Value
CHINA — (Continued)
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 90,400 $ 92,464
*Baotailong New Materials
Co., Ltd. 177,400 92,639
Baowu Magnesium
Technology Co., Ltd., Class A 13,440 36,156
Baoxiniao Holding Co., Ltd.,
Class A 136,600 79,194
#*Baozun, Inc., Class A 6,200 5,716
*Baozun, Inc., Sponsored ADR 55,965 149,986
*BaTeLab Co., Ltd., Class H 12,600 70,246
#BBMG Corp., Class H 2,729,000 286,539
BBMG Jidong Cement Group
Co., Ltd., Class A 90,600 65,037
Bear Electric Appliance Co.,
Ltd., Class A 15,700 97,796
Beauty Farm Medical And
Health Industry, Inc. 40,500 137,736
Befar Group Co., Ltd., Class A 176,800 141,922
Beibuwan Port Co., Ltd., Class
A 304,200 427,988
Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 18,000 71,080
Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 32,900 78,567
Beijing Balance Medical
Technology Co., Ltd. 6,495 99,930
*Beijing BDStar Navigation
Co., Ltd., Class A 20,000 125,646
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 16,300 94,217
*Beijing Bohui Innovation
Biotechnology Group Co., Ltd.,
Class A 60,600 57,799
*Beijing Capital Development
Co., Ltd., Class A 195,000 157,093
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 538,200 238,467
#*Beijing Capital International
Airport Co., Ltd., Class H 1,952,000 664,855
Beijing Career International
Co., Ltd., Class A 15,400 65,886
Beijing Changjiu Logistics
Corp., Class A 42,100 44,818
*Beijing Compass Technology
Development Co., Ltd., Class
A 13,485 240,551
Beijing CTJ Information
Technology Co., Ltd., Class A 21,400 69,575
Beijing Dabeinong Technology
Group Co., Ltd., Class A 216,450 142,924
Beijing Dahao Technology
Corp., Ltd., Class A 45,600 116,963
Beijing Easpring Material
Technology Co., Ltd., Class A 23,400 192,551

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Beijing eGOVA Co., Ltd.,
Class A 22,900 $ 48,756
Beijing Energy International
Holding Co., Ltd. 75,400 11,392
Beijing Enlight Media Co., Ltd.,
Class A 148,300 417,296
Beijing Enterprises Holdings,
Ltd. 445,500 2,019,373
Beijing Enterprises Water
Group, Ltd. 4,192,000 1,443,907
Beijing Fengjing Automotive
Parts Co., Ltd. 151,200 91,138
*Beijing Forever Technology
Co., Ltd., Class A 33,200 29,039
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 83,400 121,777
*Beijing Haixin Energy
Technology Co., Ltd., Class A 163,700 111,860
Beijing Haohua Energy
Resource Co., Ltd., Class A 71,000 82,018
*Beijing Highlander Digital
Technology Co., Ltd., Class A 23,100 83,543
*Beijing Hotgen Biotech Co.,
Ltd. 3,950 82,639
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 6,396 277,203
Beijing Jetsen Technology Co.,
Ltd., Class A 173,900 151,602
Beijing Jingneng Clean Energy
Co., Ltd., Class H 1,682,000 501,820
Beijing Jingyeda Technology
Co., Ltd. 13,600 40,029
*Beijing Jingyuntong
Technology Co., Ltd., Class A 225,300 124,459
Beijing Kingsoft Office
Software, Inc., Class A 3,929 190,388
*Beijing Leike Defense
Technology Co., Ltd., Class A 93,300 178,915
Beijing New Building Materials
PLC, Class A 122,200 490,467
*Beijing North Star Co., Ltd.,
Class H 774,000 78,295
Beijing Oriental Jicheng Co.,
Ltd. 22,400 90,808
Beijing Oriental Yuhong
Waterproof Technology Co.,
Ltd., Class A 31,800 79,051
Beijing Originwater Technology
Co., Ltd., Class A 134,279 77,848
*Beijing Relpow Technology
Co., Ltd., Class A 18,900 78,196
Beijing Roborock Technology
Co., Ltd., Class A 11,912 244,382
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 32,100 80,397
Beijing Sanyuan Foods Co.,
Ltd. 114,100 89,457
Shares Value
CHINA — (Continued)
Beijing Shiji Information
Technology Co., Ltd., Class A 87,954 $ 161,957
Beijing Shougang Co., Ltd.,
Class A 336,900 274,316
Beijing Shunxin Agriculture
Co., Ltd., Class A 28,200 60,243
Beijing Sifang Automation Co.,
Ltd., Class A 49,700 268,258
Beijing Sinnet Technology Co.,
Ltd., Class A 88,200 194,765
*Beijing Sinohytec Co., Ltd.,
Class H 25,450 81,013
Beijing SL Pharmaceutical Co.,
Ltd., Class A 95,100 104,932
*Beijing Sojo Electric Co., Ltd. 56,200 104,860
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 132,400 72,949
Beijing Strong Biotechnologies,
Inc., Class A 59,100 112,482
*Beijing SuperMap Software
Co., Ltd., Class A 39,600 109,834
Beijing Teamsun Technology
Co., Ltd., Class A 71,200 215,199
*Beijing Thunisoft Corp., Ltd.,
Class A 76,000 84,951
Beijing Tiantan Biological
Products Corp., Ltd., Class A 122,964 294,528
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 227,000 250,553
Beijing Tong Ren Tang Co.,
Ltd., Class A 73,400 320,154
Beijing Tricolor Technology
Co., Ltd., Class A 17,700 421,920
Beijing Ultrapower Software
Co., Ltd., Class A 120,800 212,533
Beijing United Information
Technology Co., Ltd., Class A 53,800 209,587
Beijing Wandong Medical
Technology Co., Ltd. 13,200 30,269
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 16,060 97,151
*Beijing Watertek Information
Technology Co., Ltd., Class A 112,700 99,871
Beijing Yanjing Brewery Co.,
Ltd., Class A 175,000 304,871
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 13,500 105,902
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 35,630 73,502
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 2,198,600 1,540,314
*BeijingWest Industries
International, Ltd. 150,000 102,565
*Beingmate Co., Ltd., Class A 78,001 68,561
*Beken Corp., Class A 8,600 48,386
*BeOne Medicines, Ltd., Class
H 206,700 5,468,100

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*BeOne Medicines, Ltd.,
Sponsored ADR 12,186 $ 4,147,871
Best Pacific International
Holdings, Ltd. 40,000 16,492
Bestechnic Shanghai Co., Ltd. 7,813 247,834
Bestore Co., Ltd., Class A 26,800 45,956
Bestsun Energy Co., Ltd.,
Class A 145,800 91,029
*Bestway Marine & Energy
Technology Co., Ltd., Class A 102,200 119,236
Bethel Automotive Safety
Systems Co., Ltd., Class A 33,220 246,786
Betta Pharmaceuticals Co.,
Ltd., Class A 19,800 134,074
Beyondsoft Corp., Class A 54,791 109,956
*BGI Genomics Co., Ltd.,
Class A 14,118 102,727
Bichamp Cutting Technology
Hunan Co., Ltd. 18,200 47,599
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 71,600 155,431
*Bilibili, Inc., Class Z 157,160 5,493,768
#*Bilibili, Inc., Class Z,
Sponsored ADR 14,200 483,368
Binjiang Service Group Co.,
Ltd. 50,000 147,253
*Biocytogen Pharmaceuticals
Beijing Co., Ltd., Class H 8,500 47,759
*Biwin Storage Technology
Co., Ltd. 12,612 339,789
Black Peony Group Co., Ltd.,
Class A 88,700 123,519
Bloomage Biotechnology
Corp., Ltd., Class A 20,805 134,175
Ω#*Blue Moon Group
Holdings, Ltd. 493,500 177,566
*Blue Sail Medical Co., Ltd.,
Class A 76,055 64,771
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 131,320 440,737
Bluestar Adisseo Co., Class A 83,800 115,610
ΩBOC Aviation, Ltd. 218,000 2,263,826
BOC International China Co.,
Ltd., Class A 109,500 214,391
*BOE HC SemiTek Corp. 62,100 74,417
BOE Technology Group Co.,
Ltd., Class A 2,060,400 1,295,290
#BOE Varitronix, Ltd. 361,000 225,576
*Bohai Leasing Co., Ltd.,
Class A 418,800 268,102
*Bomin Electronics Co., Ltd. 59,000 100,409
Bosideng International
Holdings, Ltd. 4,108,000 2,509,080
BOTH Engineering Technology
Co., Ltd. 42,100 112,347
Bright Dairy & Food Co., Ltd.,
Class A 68,400 78,522
*Bright Real Estate Group Co.,
Ltd., Class A 167,500 99,035
Shares Value
CHINA — (Continued)
BrightGene Bio-Medical
Technology Co., Ltd., Class A 17,416 $ 117,229
Bros Eastern Co., Ltd., Class A 151,200 154,217
*B-Soft Co., Ltd., Class A 117,080 91,288
BTG Hotels Group Co., Ltd.,
Class A 88,700 219,603
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 41,500 64,597
BYD Co., Ltd. 2,265,500 28,356,099
#BYD Electronic International
Co., Ltd. 862,500 3,688,682
By-health Co., Ltd., Class A 90,100 157,743
#C&D International Investment
Group, Ltd. 674,269 1,387,442
C&S Paper Co., Ltd., Class A 78,000 91,451
Caitong Securities Co., Ltd.,
Class A 212,490 284,592
Ω*CALB Group Co., Ltd.,
Class H 140,600 443,600
*Cambricon Technologies
Corp., Ltd. 6,242 1,130,435
Camel Group Co., Ltd., Class
A 85,700 116,999
Cangzhou Dahua Co., Ltd.,
Class A 34,300 112,009
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 152,600 107,349
Canmax Technologies Co.,
Ltd., Class A 33,170 219,501
Canny Elevator Co., Ltd.,
Class A 80,400 93,339
Ω*CanSino Biologics, Inc.,
Class H 91,000 411,788
*Capital Environment Holdings,
Ltd. 8,000 95
*Capitalonline Data Service
Co., Ltd., Class A 9,600 35,341
Castech, Inc., Class A 20,260 204,544
Cathay Biotech, Inc. 20,008 167,374
CCCC Design & Consulting
Group Co., Ltd., Class A 73,200 78,030
CCS Supply Chain
Management Co., Ltd., Class
A 88,300 48,143
CECEP Solar Energy Co.,
Ltd., Class A 196,400 151,722
CECEP Wind-Power Corp.,
Class A 487,780 216,829
Center International Group
Co., Ltd., Class A 34,600 76,902
Central China Securities Co.,
Ltd., Class H 666,000 188,466
*CETC Chips Technology,
Inc., Class A 50,500 158,664
CETC Cyberspace Security
Technology Co., Ltd., Class A 30,500 84,506
CETC Digital Technology Co.,
Ltd., Class A 34,200 136,873

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
CETC Potevio
Science&Technology Co., Ltd.,
Class A 35,300 $ 159,607
CGN New Energy Holdings
Co., Ltd. 1,986,000 668,807
*CGN Nuclear Technology
Development Co., Ltd., Class
A 87,500 105,610
ΩCGN Power Co., Ltd., Class
H 7,689,000 3,209,616
Changbai Mountain Tourism
Co., Ltd. 71,600 456,918
Changchun Faway Automobile
Components Co., Ltd., Class A 69,500 97,482
Changchun High-Tech Industry
Group Co., Ltd., Class A 19,100 263,503
Changchun UP Optotech Co.,
Ltd., Class A 7,700 60,270
Changhong Meiling Co., Ltd. 110,000 105,232
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 184,300 125,937
Changjiang Securities Co.,
Ltd., Class A 642,200 800,059
Changshu Fengfan Power
Equipment Co., Ltd., Class A 70,100 56,775
Changzheng Engineering
Technology Co., Ltd., Class A 10,100 49,837
Changzhou Qianhong
Biopharma Co., Ltd., Class A 71,700 82,001
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 17,800 353,373
Chaozhou Three-Circle Group
Co., Ltd., Class A 57,300 412,153
Cheng De Lolo Co., Ltd.,
Class A 114,800 141,533
*Chengdu ALD Aviation
Manufacturing Corp., Class A 18,900 87,168
Chengdu B-Ray Media Co.,
Ltd., Class A 100,800 87,585
Chengdu Corp.RO Technology
Co., Ltd., Class A 27,000 117,496
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 39,400 66,429
Chengdu Galaxy Magnets Co.,
Ltd., Class A 15,800 80,554
Chengdu Guibao Science &
Technology Co., Ltd. 39,200 125,699
Chengdu Haoneng Technology
Co., Ltd., Class A 58,100 107,151
Chengdu Hi-tech Development
Co., Ltd. 13,600 99,193
Chengdu Hongqi Chain Co.,
Ltd., Class A 154,900 131,696
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 57,100 241,089
Chengdu Kanghua Biological
Products Co., Ltd., Class A 8,700 90,613
Shares Value
CHINA — (Continued)
Chengdu Leejun Industrial Co.,
Ltd., Class A 49,200 $ 76,865
Chengdu Spaceon Electronics
Co., Ltd., Class A 24,300 74,145
Chengdu Wintrue Holding Co.,
Ltd., Class A 87,000 182,728
Chengdu Xingrong
Environment Co., Ltd., Class A 165,700 174,489
Chengtun Mining Group Co.,
Ltd., Class A 193,100 448,908
Chenguang Biotech Group
Co., Ltd., Class A 48,700 94,930
*Chengxin Lithium Group Co.,
Ltd., Class A 36,200 185,132
Chengzhi Co., Ltd., Class A 55,500 73,055
#Chervon Holdings, Ltd. 146,400 452,526
Chifeng Jilong Gold Mining
Co., Ltd., Class A 106,400 661,240
*China Aerospace International
Holdings, Ltd. 1,552,000 123,211
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 86,400 109,751
China Aircraft Leasing Group
Holdings, Ltd. 32,480 20,171
*China Aluminum International
Engineering Corp., Ltd., Class
H 121,000 41,678
China Animal Husbandry
Industry Co., Ltd., Class A 80,000 94,026
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 62,900 171,472
China Baoan Group Co., Ltd.,
Class A 77,500 107,142
China Bester Group Telecom
Co., Ltd., Class A 13,800 51,418
Ω*China Bohai Bank Co., Ltd.,
Class H 615,000 71,661
China CAMC Engineering Co.,
Ltd., Class A 63,400 80,170
#China Chunlai Education
Group Co., Ltd. 53,000 25,992
#China Cinda Asset
Management Co., Ltd., Class
H 7,844,000 1,335,841
China CITIC Bank Corp., Ltd.,
Class H 7,901,000 7,365,108
#China Coal Energy Co., Ltd.,
Class H 2,552,000 3,735,017
China Coal Xinji Energy Co.,
Ltd., Class A 208,900 219,980
#China Communications
Services Corp., Ltd., Class H 2,002,000 1,220,216
China Conch Venture
Holdings, Ltd. 1,634,000 2,234,544
China Construction Bank
Corp., Class H 61,616,000 62,407,334
China CSSC Holdings, Ltd.,
Class A 107,700 519,652

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
China CYTS Tours Holding
Co., Ltd., Class A 60,300 $ 85,705
#China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,652,000 709,717
China Design Group Co., Ltd.,
Class A 58,500 68,420
#*<China Dili Group 76,000 1,205
ΩChina East Education
Holdings, Ltd. 704,000 512,921
#*China Eastern Airlines Corp.,
Ltd., Class H 1,326,000 920,256
China Education Group
Holdings, Ltd. 1,377,647 536,262
China Energy Engineering
Corp., Ltd., Class A 2,216 775
#China Energy Engineering
Corp., Ltd., Class H 1,656,000 243,851
China Everbright Bank Co.,
Ltd., Class H 1,440,000 601,099
China Everbright Environment
Group, Ltd. 2,745,000 1,767,974
*China Express Airlines Co.,
Ltd., Class A 66,600 100,696
ΩChina Feihe, Ltd. 2,962,000 1,471,575
China Film Group Co., Ltd.,
Class A 60,500 154,834
*China First Heavy Industries
Co., Ltd., Class A 289,100 212,937
China Foods, Ltd. 438,000 242,844
China Galaxy Securities Co.,
Ltd., Class H 3,361,000 4,527,411
#China Gas Holdings, Ltd. 2,296,816 2,276,317
China Gold International
Resources Corp., Ltd. 224,400 5,896,114
China Great Wall Securities
Co., Ltd., Class A 200,500 284,109
*China Greatwall Technology
Group Co., Ltd., Class A 114,700 261,863
China Hainan Rubber Industry
Group Co., Ltd., Class A 375,600 396,603
China Haisum Engineering
Co., Ltd. 53,200 84,645
#China Hanking Holdings, Ltd. 386,000 211,048
*China Harmony Auto Holding,
Ltd. 354,000 46,688
*China High Speed Railway
Technology Co., Ltd., Class A 189,900 84,688
China Hongqiao Group, Ltd. 2,956,193 13,672,445
ΩChina International Capital
Corp., Ltd., Class H 1,211,600 3,292,079
China International Marine
Containers Group Co., Ltd.,
Class H 523,500 594,574
China Isotope & Radiation
Corp., Class H 27,200 76,274
China Jinmao Holdings Group,
Ltd. 5,058,730 1,120,607
China Jushi Co., Ltd., Class A 151,609 466,083
Shares Value
CHINA — (Continued)
China Kepei Education Group,
Ltd. 394,000 $ 67,099
China Kings Resources Group
Co., Ltd., Class A 45,288 129,454
China Leadshine Technology
Co., Ltd., Class A 15,200 87,772
China Lesso Group Holdings,
Ltd. 1,234,000 948,052
China Life Insurance Co., Ltd.,
Class H 3,437,000 15,350,469
China Lilang, Ltd. 237,000 101,662
Ω*China Literature, Ltd. 275,800 1,264,279
China Longyuan Power Group
Corp., Ltd., Class H 2,021,000 1,837,343
*China Maple Leaf Educational
Systems, Ltd. 4,000 177
#China Medical System
Holdings, Ltd. 994,000 1,785,705
China Meheco Group Co.,
Ltd., Class A 68,320 106,834
China Meidong Auto Holdings,
Ltd. 426,000 79,639
China Mengniu Dairy Co., Ltd. 2,670,000 5,572,685
China Merchants Bank Co.,
Ltd., Class H 2,826,500 17,321,573
China Merchants Energy
Shipping Co., Ltd., Class A 335,000 547,466
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 110,700 149,377
China Merchants Port Holdings
Co., Ltd. 1,162,254 2,340,968
China Merchants Property
Operation & Service Co., Ltd.,
Class A 46,600 78,970
ΩChina Merchants Securities
Co., Ltd., Class H 329,600 617,021
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 253,900 386,075
#China Minsheng Banking
Corp., Ltd., Class H 5,818,000 2,897,937
#China Modern Dairy
Holdings, Ltd. 2,849,000 565,444
China National Accord
Medicines Corp., Ltd., Class A 24,800 92,974
China National Building
Material Co., Ltd., Class H 1,835,028 1,320,519
China National Chemical
Engineering Co., Ltd., Class A 340,600 436,082
China National Electric
Apparatus Research Institute
Co., Ltd. 13,910 60,812
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 76,100 160,711
China National Medicines
Corp., Ltd., Class A 27,400 114,585
China National Nuclear Power
Co., Ltd., Class A 985,500 1,220,657

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*China National Software &
Service Co., Ltd., Class A 25,100 $ 162,921
Ω*China New Higher
Education Group, Ltd. 922,756 106,340
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 84,300 96,048
China Nonferrous Mining
Corp., Ltd. 1,297,000 2,607,386
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 94,000 697,634
*China Oil & Gas Group, Ltd.,
Class H 460,000 10,190
China Oilfield Services, Ltd.,
Class H 1,684,000 1,847,943
China Overseas Grand
Oceans Group, Ltd. 1,692,879 572,263
China Overseas Land &
Investment, Ltd. 3,045,000 5,474,192
China Overseas Property
Holdings, Ltd. 1,390,000 774,229
China Pacific Insurance Group
Co., Ltd., Class H 2,725,800 13,751,683
China Petroleum & Chemical
Corp., Class H 19,606,000 13,506,316
China Petroleum Engineering
Corp., Class A 18,000 10,824
#China Power International
Development, Ltd. 2,420,000 1,010,180
China Publishing & Media Co.,
Ltd., Class A 51,900 54,354
China Qinfa Group, Ltd. 932,000 500,029
China Railway Group, Ltd.,
Class H 3,251,000 1,877,410
China Railway Hi-tech Industry
Co., Ltd., Class A 89,200 107,277
China Railway Materials Co.,
Ltd., Class A 139,200 58,273
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 1,270,000 595,183
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 149,100 141,136
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 23,500 183,300
China Reinsurance Group
Corp., Class H 4,065,000 916,092
*China Resource and
Environment Co., Ltd. 104,700 64,164
China Resources Beer
Holdings Co., Ltd. 1,540,500 5,172,018
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 16,400 54,145
Shares Value
CHINA — (Continued)
China Resources Building
Materials Technology
Holdings, Ltd. 2,216,000 $ 485,212
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 81,800 220,760
#China Resources Gas Group,
Ltd. 774,600 2,132,463
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 42,900 153,424
China Resources Land, Ltd. 2,751,000 10,807,160
#China Resources Medical
Holdings Co., Ltd. 1,093,000 453,451
China Resources
Microelectronics, Ltd., Class A 36,176 331,872
ΩChina Resources Mixc
Lifestyle Services, Ltd. 620,400 3,679,646
ΩChina Resources
Pharmaceutical Group, Ltd. 2,404,500 1,400,883
#China Resources Power
Holdings Co., Ltd. 1,508,000 3,437,059
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 77,141 311,946
#China Risun Group, Ltd. 830,000 292,265
*China Ruifeng Renewable
Energy Holdings, Ltd. 800 65
#*China Ruyi Holdings, Ltd. 7,040,000 1,947,117
*China Sanjiang Fine
Chemicals Co., Ltd. 176,000 105,018
China Science Publishing &
Media, Ltd., Class A 12,100 36,607
Ω*China Shengmu Organic
Milk, Ltd. 819,000 41,423
China Shenhua Energy Co.,
Ltd., Class H 2,309,500 12,721,960
*China Southern Airlines Co.,
Ltd., Class H 1,658,000 1,235,587
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 37,300 33,376
China Southern Power Grid
Technology Co., Ltd., Class A 18,460 137,986
China State Construction
Development Holdings, Ltd. 48,000 7,375
China State Construction
Engineering Corp., Ltd., Class
A 1,854,700 1,344,740
China State Construction
International Holdings, Ltd. 1,270,000 1,525,359
*China Sunshine Paper
Holdings Co., Ltd. 97,000 16,271
#China Suntien Green Energy
Corp., Ltd., Class H 1,236,000 634,642
China Taiping Insurance
Holdings Co., Ltd. 1,558,400 5,112,387
China Testing & Certification
International Group Co., Ltd.,
Class A 74,074 69,904

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
China Tianying, Inc., Class A 148,500 $ 130,527
China Tobacco International
HK Co., Ltd. 236,000 1,165,842
China Tourism Group Duty
Free Corp., Ltd., Class A 1,400 17,999
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 76,600 889,614
ΩChina Tower Corp., Ltd.,
Class H 5,071,700 7,312,361
China Traditional Chinese
Medicine Holdings Co., Ltd. 3,550,000 936,400
China TransInfo Technology
Co., Ltd., Class A 170,500 302,918
#*China Travel International
Investment Hong Kong, Ltd. 1,768,000 310,148
China Tungsten And Hightech
Materials Co., Ltd., Class A 102,540 715,433
*China Union Holdings, Ltd.,
Class A 120,700 103,314
#*China Vanke Co., Ltd., Class
H 1,190,719 579,373
China Wafer Level CSP Co.,
Ltd., Class A 32,800 149,436
#China Water Affairs Group,
Ltd. 588,000 406,571
China West Construction
Group Co., Ltd., Class A 94,200 82,122
China World Trade Center Co.,
Ltd., Class A 27,800 82,105
China XD Electric Co., Ltd.,
Class A 321,100 669,796
China XLX Fertiliser, Ltd. 848,000 1,218,300
China Yangtze Power Co.,
Ltd., Class A 996,907 3,780,367
China Yongda Automobiles
Services Holdings, Ltd. 1,113,500 222,423
Ω#*China Youran Dairy Group,
Ltd. 1,408,000 802,284
Ω*China Yuhua Education
Corp., Ltd., Class A 1,060,000 76,008
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 18,900 148,317
China Zheshang Bank Co.,
Ltd., Class H 1,816,900 581,616
#*Chinasoft International, Ltd. 2,264,000 1,461,075
*Chongqing Afari Technology
Co., Ltd., Class A 161,200 245,813
Chongqing Brewery Co., Ltd.,
Class A 28,500 213,649
Chongqing Changan
Automobile Co., Ltd., Class A 271,700 434,639
Chongqing Chuanyi
Automation Co., Ltd. 10,900 38,668
*Chongqing Construction
Engineering Group Corp., Ltd. 146,800 66,734
Chongqing Department Store
Co., Ltd., Class A 35,300 124,923
*Chongqing Dima Industry Co.,
Ltd., Class A 400 49
Shares Value
CHINA — (Continued)
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 100,133 $ 178,909
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 56,800 108,349
Chongqing Gas Group Corp.,
Ltd., Class A 123,900 102,844
Chongqing Machinery &
Electric Co., Ltd., Class H 1,102,000 345,711
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 24,200 51,768
Chongqing Port Co., Ltd. 135,600 106,899
Chongqing Road & Bridge Co.,
Ltd., Class A 123,000 112,537
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,910,000 1,425,829
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 108,800 141,179
*Chongqing Taiji Industry
Group Co., Ltd. 24,100 60,811
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 86,250 215,523
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 63,000 185,611
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 63,720 208,908
Chow Tai Fook Jewellery
Group, Ltd. 1,458,800 2,689,824
Chow Tai Seng Jewellery Co.,
Ltd., Class A 55,700 102,084
#*CIFI Holdings Group Co.,
Ltd. 1,894,000 24,979
CIG Shanghai Co., Ltd., Class
A 13,000 212,618
CIMC Enric Holdings, Ltd. 710,000 1,007,311
*Cinda Real Estate Co., Ltd.,
Class A 16,700 8,264
Cisen Pharmaceutical Co.,
Ltd., Class A 37,400 94,101
CITIC Heavy Industries Co.,
Ltd., Class A 128,500 140,492
*CITIC Niya Wine Co., Ltd.,
Class A 72,800 76,242
CITIC Press Corp., Class A 15,100 65,189
CITIC Securities Co., Ltd.,
Class H 1,322,625 4,951,990
CITIC, Ltd. 4,676,000 7,490,270
City Development Environment
Co., Ltd., Class A 78,700 159,635
*Citychamp Watch & Jewellery
Group, Ltd. 768,000 16,521
*ClouDr Group, Ltd. 93,300 10,513
#*CMGE Technology Group,
Ltd. 834,000 40,580
CMOC Group, Ltd., Class H 3,198,000 9,139,834
CMST Development Co., Ltd.,
Class A 95,900 81,810

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
CNGR Advanced Material Co.,
Ltd., Class A 43,320 $ 341,323
CNOOC Energy Technology &
Services, Ltd., Class A 542,500 351,193
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 189,660 251,832
*COFCO Biotechnology Co.,
Ltd., Class A 64,400 62,442
COFCO Capital Holdings Co.,
Ltd., Class A 34,700 56,608
*COFCO Joycome Foods, Ltd. 2,696,000 579,956
COFCO Sugar Holding Co.,
Ltd., Class A 140,400 358,307
Cofoe Medical Technology
Co., Ltd., Class A 15,200 115,236
*COL Group Co., Ltd., Class A 22,700 103,780
Comba Telecom Systems
Holdings, Ltd. 1,660,000 484,628
Concord New Energy Group,
Ltd. 4,540,000 186,025
Contec Medical Systems Co.,
Ltd., Class A 32,100 71,253
Contemporary Amperex
Technology Co., Ltd., Class A 219,760 11,064,981
Continental Aerospace
Technologies Holding, Ltd. 2,560,000 55,726
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,146,000 2,063,173
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 229,000 257,618
COSCO SHIPPING
Technology Co., Ltd. 23,000 53,899
Cosonic Intelligent
Technologies Co., Ltd., Class
A 24,600 58,604
CQ Pharmaceutical Holding
Co., Ltd., Class A 92,200 80,245
CRRC Corp., Ltd., Class H 3,801,000 2,822,874
Crystal Clear Electronic
Material Co., Ltd., Class A 46,200 116,774
ΩCSC Financial Co., Ltd.,
Class H 577,000 931,658
CSG Holding Co., Ltd., Class
A 93,700 62,680
*CSG Smart
Science&Technology Co., Ltd.,
Class A 50,200 82,616
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 28,100 157,128
CSPC Pharmaceutical Group,
Ltd. 6,684,000 8,216,244
CSSC Science & Technology
Co., Ltd., Class A 22,200 36,663
CTS International Logistics
Corp., Ltd., Class A 121,200 104,090
*Cybrid Technologies, Inc. 32,200 74,949
Shares Value
CHINA — (Continued)
*Daan Gene Co., Ltd., Class A 129,960 $ 123,392
Dajin Heavy Industry Co., Ltd.,
Class A 35,900 317,255
Dalian Bio-Chem Co., Ltd.,
Class A 20,100 90,563
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 118,300 122,362
#*Dalipal Holdings, Ltd. 286,000 223,755
Daqin Railway Co., Ltd., Class
A 730,600 527,615
Dashang Co., Ltd., Class A 39,264 102,802
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 86,566 249,064
Datang International Power
Generation Co., Ltd., Class H 2,142,000 644,545
*Datang Telecom Technology
Co., Ltd. 37,000 51,152
Dazzle Fashion Co., Ltd.,
Class A 39,600 75,197
*DBAPP Security, Ltd. 6,122 49,319
DBG Technology Co., Ltd.,
Class A 48,500 173,521
DeHua TB New Decoration
Materials Co., Ltd., Class A 46,400 107,868
Deppon Logistics Co., Ltd.,
Class A 52,600 142,637
*Dezhan Healthcare Co., Ltd. 160,900 99,763
DHC Software Co., Ltd., Class
A 115,800 161,590
Dian Diagnostics Group Co.,
Ltd., Class A 30,300 104,134
Digital China Group Co., Ltd.,
Class A 30,500 166,907
*Digital China Information
Service Group Co., Ltd., Class
A 50,500 117,545
Dirui Industrial Co., Ltd., Class
A 9,500 18,176
Do-Fluoride New Materials
Co., Ltd., Class A 44,380 184,829
Dong-E-E-Jiao Co., Ltd., Class
A 41,500 302,266
#Dongfang Electric Corp., Ltd.,
Class H 194,600 634,405
Dongfang Electronics Co.,
Ltd., Class A 71,500 135,362
DongFeng Automobile Co.,
Ltd., Class A 49,500 49,348
Dongfeng Electronic
Technology Co., Ltd., Class A 42,300 72,231
Dongguan Aohai Technology
Co., Ltd., Class A 11,800 83,264
Dongguan Development
Holdings Co., Ltd., Class A 50,900 80,473
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 6,872 164,383
*Dongguan Eontec Co., Ltd.,
Class A 12,000 28,294
Dongguan Yutong Optical
Technology Co., Ltd. 23,300 90,501

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Donghua Testing Technology
Co., Ltd. 7,800 $ 48,205
*Dongjiang Environmental Co.,
Ltd., Class H 146,800 44,361
Dongxing Securities Co., Ltd.,
Class A 124,300 248,554
Dongyue Group, Ltd. 1,862,000 2,920,663
Double Medical Technology,
Inc., Class A 15,500 114,010
*Doushen Beijing Education &
Technology, Inc., Class A 48,600 49,849
#*DPC Dash, Ltd. 53,500 455,213
#Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 377,000 256,814
Eaglerise Electric & Electronic
China Co., Ltd. 24,600 137,911
East Money Information Co.,
Ltd., Class A 565,699 1,847,333
Eastcompeace Technology
Co., Ltd., Class A 35,810 119,722
Eastern Communications Co.,
Ltd., Class A 27,800 73,986
E-Commodities Holdings, Ltd. 1,088,000 123,989
Ecovacs Robotics Co., Ltd.,
Class A 32,100 331,653
Edan Instruments, Inc., Class
A 46,000 94,630
Edifier Technology Co., Ltd.,
Class A 46,600 82,591
Edvantage Group Holdings,
Ltd. 49,740 9,617
#*EEKA Fashion Holdings, Ltd. 305,500 276,564
EIT Environmental
Development Group Co., Ltd.,
Class A 29,100 102,480
Electric Connector Technology
Co., Ltd., Class A 25,600 157,180
*<Elion Energy Co., Ltd., Class
A 195,190 1,966
ENN Energy Holdings, Ltd. 528,100 4,554,277
ENN Natural Gas Co., Ltd.,
Class A 84,200 236,322
Eoptolink Technology, Inc.,
Ltd., Class A 43,356 2,616,404
Era Co., Ltd., Class A 101,100 65,448
Espressif Systems Shanghai
Co., Ltd. 7,108 172,094
Essex Bio-technology, Ltd. 146,000 78,892
*Estun Automation Co., Ltd.,
Class A 14,400 48,847
Eternal Asia Supply Chain
Management, Ltd., Class A 134,500 117,254
*ETHK Labs, Inc. 43,000 8,039
EVA Precision Industrial
Holdings, Ltd. 178,000 21,197
Eve Energy Co., Ltd., Class A 74,900 687,335
Ever Sunshine Services
Group, Ltd. 826,000 193,552
Shares Value
CHINA — (Continued)
*Everbright Jiabao Co., Ltd.,
Class A 200 $ 83
ΩEverbright Securities Co.,
Ltd., Class H 211,600 240,599
Ω*Everest Medicines, Ltd. 228,000 1,137,416
EverProX Technologies Co.,
Ltd., Class A 13,800 321,609
Explosive Co., Ltd., Class A 79,200 160,877
Eyebright Medical Technology
Beijing Co., Ltd. 6,816 59,077
Fangda Carbon New Material
Co., Ltd., Class A 196,100 162,211
Fangda Special Steel
Technology Co., Ltd., Class A 127,800 119,135
*Far East Smarter Energy Co.,
Ltd., Class A 115,000 200,344
*Farasis Energy Gan Zhou
Co., Ltd. 50,812 106,283
FAWER Automotive Parts Co.,
Ltd., Class A 168,585 132,903
Feilong Auto Components Co.,
Ltd. 43,000 180,628
Fengzhushou Co., Ltd., Class
A 9,880 57,293
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 18,500 109,116
FESCO Group Co., Ltd., Class
A 25,300 67,588
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 57,200 325,856
Fibocom Wireless, Inc., Class
A 37,200 154,819
*Financial Street Holdings Co.,
Ltd., Class A 276,800 112,690
First Capital Securities Co.,
Ltd., Class A 163,500 162,999
#*Flat Glass Group Co., Ltd.,
Class H 252,000 352,362
Focus Lightings Tech Co.,
Ltd., Class A 85,500 125,459
Focus Media Information
Technology Co., Ltd., Class A 609,200 630,996
Focused Photonics Hangzhou,
Inc., Class A 35,800 79,518
*Focuslight Technologies, Inc.,
Class A 1,692 61,334
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 40,500 37,230
Foryou Corp., Class A 34,400 157,468
Foshan Electrical and Lighting
Co., Ltd., Class A 116,100 104,888
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 182,207 925,281
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 45,400 55,515
Fosun International, Ltd. 811,500 432,262

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Founder Securities Co., Ltd.,
Class A 220,900 $ 249,777
Foxconn Industrial Internet
Co., Ltd., Class A 692,800 5,750,660
Friend Co., Ltd. 49,600 97,897
#Fu Shou Yuan International
Group, Ltd. 1,282,000 423,519
Fuan Pharmaceutical Group
Co., Ltd., Class A 128,100 82,743
Fufeng Group, Ltd. 1,836,000 1,988,880
Fujian Apex Software Co., Ltd. 14,900 78,494
Fujian Boss Software
Development Co., Ltd., Class
A 36,900 70,548
Fujian Funeng Co., Ltd., Class
A 186,945 245,269
Fujian Fuxin Software
Development JSC, Ltd., Class
A 5,296 81,657
*Fujian Kuncai Material
Technology Co., Ltd. 15,400 36,288
Fujian Longking Co., Ltd.,
Class A 100 263
Fujian Qingshan Paper
Industry Co., Ltd. 178,400 98,037
*Fujian Snowman Group Co.,
Ltd., Class A 50,400 142,689
Fujian Star-net Communication
Co., Ltd., Class A 17,500 72,253
Fujian Sunner Development
Co., Ltd., Class A 91,000 225,428
*Fujian Tianma Science &
Technology Group Co., Ltd. 42,100 93,390
Fujian Yongfu Power
Engineering Co., Ltd., Class A 11,200 45,001
Fujian Yuanli Active Carbon
Co., Ltd. 34,000 80,068
Fulin Precision Co., Ltd., Class
A 95,460 232,906
Fushun Special Steel Co., Ltd.,
Class A 76,800 72,256
ΩFuyao Glass Industry Group
Co., Ltd., Class H 468,000 4,006,018
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 27,800 270,429
ΩGanfeng Lithium Group Co.,
Ltd., Class H 249,360 1,931,736
Gansu Energy Chemical Co.,
Ltd., Class A 275,600 98,325
Gansu Shangfeng Cement
Co., Ltd., Class A 96,520 200,363
Gansu Yasheng Industrial
Group Co., Ltd., Class A 137,200 73,818
Gaona Aero Material Co., Ltd.,
Class A 34,000 99,291
G-bits Network Technology
Xiamen Co., Ltd., Class A 4,500 294,549
GCL Energy Technology Co.,
Ltd., Class A 102,400 154,381
Shares Value
CHINA — (Continued)
*GCL System Integration
Technology Co., Ltd., Class A 298,700 $ 141,373
*GCL Technology Holdings,
Ltd., Class A 24,394,000 3,373,436
GD Power Development Co.,
Ltd., Class A 562,368 374,572
*GDS Holdings, Ltd., Class A 603,700 3,495,565
#*GDS Holdings, Ltd.,
Sponsored ADR 12,827 573,239
Geely Automobile Holdings,
Ltd. 5,117,000 10,542,342
GEM Co., Ltd., Class A 244,000 314,508
*Gemdale Corp., Class A 228,000 106,599
#*Gemdale Properties &
Investment Corp., Ltd. 4,472,000 103,072
GemPharmatech Co., Ltd.,
Class A 26,751 67,154
*Genimous Technology Co.,
Ltd., Class A 54,000 73,100
*Genscript Biotech Corp. 940,000 1,546,666
*Geo-Jade Petroleum Co.rp.,
Class A 390,900 306,476
Geovis Technology Co., Ltd.,
Class A 42,751 434,810
GEPIC Energy Development
Co., Ltd., Class A 118,800 117,581
Getein Biotech, Inc., Class A 45,300 56,175
GF Securities Co., Ltd., Class
H 746,200 1,742,793
Ω#Giant Biogene Holding Co.,
Ltd. 300,200 1,277,725
Giant Network Group Co., Ltd.,
Class A 68,300 432,125
Giantec Semiconductor Corp. 7,603 203,689
GigaDevice Semiconductor,
Inc., Class A 8,900 403,152
Ginlong Technologies Co.,
Ltd., Class A 24,700 294,213
Glarun Technology Co., Ltd.,
Class A 57,900 241,802
#*Global New Material
International Holdings, Ltd. 203,000 230,041
GoerTek, Inc., Class A 137,700 515,040
Goke Microelectronics Co.,
Ltd., Class A 9,200 188,068
Goldcard Smart Group Co.,
Ltd., Class A 67,200 154,966
Goldenmax International
Group, Ltd., Class A 34,400 125,994
#Goldwind Science &
Technology Co., Ltd., Class H 586,800 1,094,751
Goneo Group Co., Ltd., Class
A 26,912 161,752
Goodbaby International
Holdings, Ltd. 740,000 102,334
*GoodWe Technologies Co.,
Ltd., Class A 8,566 103,980
*Gosuncn Technology Group
Co., Ltd., Class A 54,200 49,979

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Gotion High-tech Co., Ltd.,
Class A 93,700 $ 511,951
*Grace Fabric Technology
Co., Ltd. 27,000 210,366
#Grand Pharmaceutical
Group, Ltd. 1,289,000 1,290,700
Grandblue Environment Co.,
Ltd., Class A 44,500 189,106
*Grandjoy Holdings Group Co.,
Ltd., Class A 89,800 50,511
Great Wall Motor Co., Ltd. 1,998,000 3,389,823
*Greatoo Intelligent
Equipment, Inc., Class A 68,400 76,062
*Greattown Holdings, Ltd.,
Class A 20,100 14,515
Gree Electric Appliances, Inc.
of Zhuhai, Class A 149,900 834,539
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 92,600 112,431
#Greentown China Holdings,
Ltd. 1,081,000 1,548,893
Ω#Greentown Management
Holdings Co., Ltd. 532,000 224,116
Greentown Service Group Co.,
Ltd. 1,532,000 892,557
GRG Banking Equipment Co.,
Ltd., Class A 74,900 138,889
GRG Metrology & Test Group
Co., Ltd., Class A 30,400 103,778
Grinm Advanced Materials
Co., Ltd., Class A 40,000 128,034
Guangdong Advertising Group
Co., Ltd., Class A 59,900 104,439
Guangdong Aofei Data
Technology Co., Ltd., Class A 55,319 189,641
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 115,200 74,079
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 275,600 151,056
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 86,800 111,383
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,200 170,659
Guangdong Dongpeng
Holdings Co., Ltd., Class A 111,400 117,789
Guangdong Dowstone
Technology Co., Ltd., Class A 21,900 92,467
Guangdong Electric Power
Development Co., Ltd., Class
A 156,900 110,374
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 53,200 86,558
Shares Value
CHINA — (Continued)
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 168,500 $ 496,921
Guangdong Goworld Co., Ltd.,
Class A 44,200 90,736
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 16,700 28,277
Guangdong Guanhao High-
Tech Co., Ltd., Class A 122,800 62,183
Guangdong Haid Group Co.,
Ltd., Class A 70,200 520,191
*Guangdong HEC Technology
Holding Co., Ltd., Class A 116,500 456,528
Guangdong Hongda Holdings
Group Co., Ltd., Class A 43,527 308,139
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 62,100 108,096
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 25,900 86,553
Guangdong Huate Gas Co.,
Ltd. 10,838 102,747
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 29,745 183,529
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 30,400 107,364
*Guangdong Land Holdings,
Ltd. 342,768 10,095
Guangdong Lingxiao Pump
Industry Co., Ltd. 37,300 95,137
Guangdong Marubi
Biotechnology Co., Ltd., Class
A 14,000 63,482
*Guangdong Orient Zirconic
Ind Sci & Tech Co., Ltd., Class
A 39,900 78,121
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 130,100 228,147
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 59,700 103,318
Guangdong Sirio Pharma Co.,
Ltd., Class A 26,981 90,826
Guangdong South New Media
Co., Ltd., Class A 14,900 98,236
*Guangdong TCL Smart Home
Appliances Co., Ltd. 60,700 87,933
*Guangdong Topstar
Technology Co., Ltd., Class A 20,300 88,223
Guangdong Vanward New
Electric Co., Ltd., Class A 77,900 112,514
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 45,600 94,725
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 64,900 69,089

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 226,900 $ 85,847
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 36,400 100,278
Guanghui Energy Co., Ltd.,
Class A 454,600 366,882
*Guanghui Logistics Co., Ltd. 110,200 103,680
Guangshen Railway Co., Ltd.,
Class H 1,410,000 397,198
Guangxi Energy Co., Ltd.,
Class A 123,120 68,722
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 39,800 324,123
Guangxi Liugong Machinery
Co., Ltd., Class A 138,400 226,774
Guangxi LiuYao Group Co.,
Ltd., Class A 32,500 84,905
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 162,300 94,093
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 47,600 123,052
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 187,800 258,278
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 144,000 349,965
Guangzhou Development
Group, Inc., Class A 210,600 216,923
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 17,600 114,391
Guangzhou Haige
Communications Group, Inc.
Co., Class A 75,900 190,970
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,000 52,790
Guangzhou KDT Machinery
Group Co., Ltd., Class A 42,300 112,637
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 15,700 72,206
Guangzhou Lingnan Group
Holdings Co., Ltd. 60,300 110,515
*Guangzhou Pearl River Piano
Group Co., Ltd., Class A 72,100 54,558
Guangzhou Port Co., Ltd.,
Class A 124,300 63,658
#*Guangzhou R&F Properties
Co., Ltd., Class H 303,600 22,159
Guangzhou Restaurant Group
Co., Ltd., Class A 27,200 70,785
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,100 119,898
Guangzhou Sie Consulting
Co., Ltd., Class A 14,900 49,322
Shares Value
CHINA — (Continued)
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 77,740 $ 455,281
Guangzhou Wondfo Biotech
Co., Ltd., Class A 19,700 60,761
Guangzhou Zhiguang Electric
Co., Ltd., Class A 62,500 116,885
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 58,400 79,560
Guilin Layn Natural Ingredients
Corp. 74,700 98,972
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 40,400 84,504
*Guizhou Bailing Group
Pharmaceutical Co., Ltd.,
Class A 85,800 52,211
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 62,700 79,736
Guizhou Chanhen Chemical
Corp., Class A 38,800 234,431
Guizhou Gas Group Corp.,
Ltd., Class A 103,600 104,028
Guizhou Guihang Automotive
Components Co., Ltd., Class A 37,300 78,718
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 87,900 69,169
Guizhou Qianyuan Power Co.,
Ltd. 28,500 71,872
Guizhou Sanli Pharmaceutical
Co., Ltd. 40,800 70,257
Guizhou Tyre Co., Ltd. 145,500 107,796
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 180,000 87,005
*Guizhou Zhenhua E-chem,
Inc., Class A 47,113 95,632
*Guizhou Zhongyida Co., Ltd. 61,500 116,076
*Guocheng Mining Co., Ltd.,
Class A 48,100 185,444
*Guoguang Electric Co., Ltd.,
Class A 52,000 103,232
Guomai Technologies, Inc.,
Class A 31,500 50,300
Guoquan Food Shanghai Co.,
Ltd., Class H 777,600 424,162
Guosen Securities Co., Ltd.,
Class A 151,800 273,844
*Guosheng Securities, Inc.,
Class A 71,400 168,452
ΩGuotai Haitong Securities
Co., Ltd., Class H 1,440,760 3,066,114
Guoyuan Securities Co., Ltd.,
Class A 172,200 206,849
#Gushengtang Holdings, Ltd. 125,000 472,169
H World Group, Ltd. 1,136,700 5,571,645
#H World Group, Ltd.,
Sponsored ADR 12,890 612,404
Ω#*Haichang Ocean Park
Holdings, Ltd. 1,142,000 76,039

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Ω#Haidilao International
Holding, Ltd. 1,182,000 $ 2,418,577
Haier Smart Home Co., Ltd.,
Class A 16,100 58,158
Haier Smart Home Co., Ltd.,
Class A 2,357,400 7,787,869
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 24,700 50,777
*Haima Automobile Co., Ltd.,
Class A 39,900 39,491
*Hainan Airlines Holding Co.,
Ltd., Class A 574,800 139,745
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 13,387 194,162
*Hainan Haide Capital
Management Co., Ltd., Class
A 61,880 51,809
*Hainan Haiqi Transportation
Group Co., Ltd. 8,700 28,473
Hainan Jinpan Smart
Technology Co., Ltd. 22,306 293,678
*Hainan Meilan International
Airport Co., Ltd. 179,000 237,683
Hainan Mining Co., Ltd., Class
A 72,000 130,612
Hainan Strait Shipping Co.,
Ltd., Class A 138,100 210,787
Haisco Pharmaceutical Group
Co., Ltd., Class A 27,000 196,850
Haitian International Holdings,
Ltd. 441,000 1,365,402
Hand Enterprise Solutions Co.,
Ltd., Class A 41,500 158,148
Hangcha Group Co., Ltd.,
Class A 84,660 337,968
Hangxiao Steel Structure Co.,
Ltd., Class A 192,682 95,076
Hangzhou Advance Gearbox
Group Co., Ltd. 32,600 77,709
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 220,100 367,609
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 24,000 440,309
Hangzhou Dptech
Technologies Co., Ltd., Class
A 15,900 42,339
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 16,900 46,241
Hangzhou First Applied
Material Co., Ltd., Class A 104,440 255,567
Hangzhou GreatStar Industrial
Co., Ltd. 59,300 293,885
Hangzhou Greenda Electronic
Materials Co., Ltd. 13,800 67,895
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 21,620 96,385
Shares Value
CHINA — (Continued)
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 10,823 $ 120,230
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 43,224 54,968
*Hangzhou Iron & Steel Co. 487,600 627,799
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 24,000 147,046
Hangzhou Onechance Tech
Corp., Class A 12,300 75,538
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 62,000 277,922
Hangzhou Robam Appliances
Co., Ltd., Class A 31,500 95,117
Ω#*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 64,800 122,469
Hangzhou Shunwang
Technology Co., Ltd., Class A 34,700 129,789
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 73,900 354,973
Hangzhou Sunrise Technology
Co., Ltd. 51,900 128,270
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 79,200 559,796
Hangzhou Weiguang
Electronic Co., Ltd., Class A 16,900 85,919
Hangzhou Zhongtai Cryogenic
Technology Corp. 31,700 141,187
Han's Laser Technology
Industry Group Co., Ltd., Class
A 24,700 171,446
Ω#Hansoh Pharmaceutical
Group Co., Ltd. 782,000 3,865,091
Hanwei Electronics Group
Corp., Class A 13,800 109,823
Haohua Chemical Science &
Technology Co., Ltd., Class A 33,900 181,173
Harbin Boshi Automation Co.,
Ltd., Class A 48,900 115,720
Harbin Electric Co., Ltd., Class
H 624,000 1,584,430
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 58,100 117,933
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 222,900 109,345
*Harbin Pharmaceutical Group
Co., Ltd., Class A 253,900 128,570
HBIS Resources Co., Ltd.,
Class A 32,000 111,266
Health & Happiness H&H
International Holdings, Ltd. 220,000 431,002
Healthcare Co., Ltd., Class A 65,200 93,608
*Hebei Changshan
Biochemical Pharmaceutical
Co., Ltd., Class A 16,000 127,493

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 57,100 $ 132,497
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 14,500 165,311
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 66,500 302,973
Hefei Jianghang Aircraft
Equipment Co., Ltd. 47,605 94,781
Hefei Meiya Optoelectronic
Technology, Inc., Class A 54,230 159,461
*Hefei Urban Construction
Development Co., Ltd., Class
A 65,580 131,513
Heilongjiang Agriculture Co.,
Ltd., Class A 116,500 293,290
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 72,200 90,882
Henan Liliang Diamond Co.,
Ltd., Class A 19,700 113,077
Henan Lingrui Pharmaceutical
Co., Class A 31,300 98,881
Henan Mingtai Al Industrial
Co., Ltd., Class A 173,900 419,784
Henan Pinggao Electric Co.,
Ltd., Class A 60,200 183,424
*Henan Rebecca Hair
Products Co., Ltd., Class A 200 81
Henan Senyuan Electric Co.,
Ltd., Class A 100 99
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 147,500 697,258
Henan Shijia Photons
Technology Co., Ltd. 21,260 281,069
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 129,400 478,039
Henan Thinker Automatic
Equipment Co., Ltd., Class A 15,000 56,795
*Henan Yicheng New Energy
Co., Ltd., Class A 172,800 123,796
Henan Yuguang Gold & Lead
Co., Ltd., Class A 88,348 283,550
*Henan Yuneng Holdings Co.,
Ltd., Class A 125,500 111,936
*Henan Zhongfu Industry Co.,
Ltd. 198,800 277,696
Henan Zhongyuan
Expressway Co., Ltd., Class A 15,500 9,120
Hengan International Group
Co., Ltd. 550,000 1,993,034
Hengbao Co., Ltd., Class A 45,900 117,139
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 118,700 344,593
Hengdian Group Tospo
Lighting Co., Ltd. 29,107 60,506
Hengli Petrochemical Co., Ltd.,
Class A 378,200 1,420,025
Hengtong Logistics Co., Ltd. 72,000 105,339
Shares Value
CHINA — (Continued)
Hengtong Optic-electric Co.,
Ltd., Class A 142,500 $ 717,697
Hengyi Petrochemical Co.,
Ltd., Class A 173,800 302,030
Hesteel Co., Ltd., Class A 749,300 270,560
Hexing Electrical Co., Ltd.,
Class A 22,000 123,810
HG Technologies Co., Ltd.,
Class A 20,500 51,255
Hgtech Co., Ltd., Class A 27,900 310,696
*Hiconics Eco-energy
Technology Co., Ltd., Class A 73,100 72,771
Hiecise Precision Equipment
Co., Ltd. 5,100 28,635
Hisense Home Appliances
Group Co., Ltd., Class H 292,000 856,217
Hisense Visual Technology
Co., Ltd., Class A 63,100 225,665
Hitevision Co., Ltd., Class A 19,100 74,792
HitGen, Inc., Class A 10,104 45,220
Hithink RoyalFlush Information
Network Co., Ltd., Class A 20,100 1,008,542
HLA Group Corp., Ltd., Class
A 359,600 317,113
HMT Xiamen New Technical
Materials Co., Ltd., Class A 16,830 188,340
*Holitech Technology Co., Ltd.,
Class A 73,800 32,487
Hongfa Technology Co., Ltd.,
Class A 34,496 142,673
*Honghua Group, Ltd., Class A 51,000 1,306
Hongli Zhihui Group Co., Ltd.,
Class A 52,000 56,254
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 153,500 88,329
Hongrun Construction Group
Co., Ltd. 101,800 149,230
Hongta Securities Co., Ltd.,
Class A 39,800 46,778
*Hongyuan Green Energy Co.,
Ltd., Class A 64,700 258,752
*Hopson Development
Holdings, Ltd. 1,069,575 476,602
Horizon Construction
Development, Ltd. 51,000 6,530
Hoshine Silicon Industry Co.,
Ltd., Class A 20,300 145,140
Hoymiles Power Electronics,
Inc., Class A 1,478 21,940
Ω*Hua Medicine 142,500 54,740
Huaan Securities Co., Ltd.,
Class A 272,120 279,898
*Huachangda Intelligent
Equipment Group Co., Ltd. 72,200 58,061
Huada Automotive Technology
Corp., Ltd., Class A 23,600 174,505
Huadian Heavy Industries Co.,
Ltd., Class A 72,700 117,240

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Huadian Power International
Corp., Ltd., Class H 1,076,000 $ 569,021
Huadong Medicine Co., Ltd.,
Class A 63,100 327,423
Huafon Chemical Co., Ltd.,
Class A 270,800 501,763
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 86,300 81,690
*Huafu Fashion Co., Ltd.,
Class A 125,000 75,166
Huaibei Mining Holdings Co.,
Ltd., Class A 176,300 318,549
*Huaihe Energy Group Co.,
Ltd., Class A 153,900 75,718
Huakai Yibai Technology Co.,
Ltd. 25,000 51,070
Hualan Biological Engineering,
Inc., Class A 56,700 127,490
Huaming Power Equipment
Co., Ltd., Class A 53,500 229,199
Huaneng Power International,
Inc., Class H 3,064,000 2,236,296
Huangshan Novel Co., Ltd. 64,000 115,915
Huangshan Tourism
Development Co., Ltd., Class
A 41,000 75,202
Huapont Life Sciences Co.,
Ltd., Class A 97,000 78,144
Ω#Huatai Securities Co., Ltd.,
Class H 1,105,600 2,638,819
Huatu Cendes Co., Ltd. 9,060 100,775
Huaxi Securities Co., Ltd.,
Class A 41,200 54,647
Huaxia Bank Co., Ltd., Class A 194,500 177,396
Huaxin Building Materials
Group Co., Ltd., Class A 100 360
Huaxin Building Materials
Group Co., Ltd., Class H 94,200 224,472
Huayu Automotive Systems
Co., Ltd., Class A 119,800 331,413
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 85,824 66,918
Hubei Chutian Smart
Communication Co., Ltd. 183,300 104,949
Hubei Dinglong Co., Ltd.,
Class A 44,800 286,989
Hubei Energy Group Co., Ltd.,
Class A 224,000 148,553
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 19,800 273,616
Hubei Huitian New Materials
Co., Ltd. 41,100 74,557
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 58,900 220,813
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 78,400 457,567
Hubei Yihua Chemical Industry
Co., Ltd., Class A 77,800 185,678
Shares Value
CHINA — (Continued)
Hubei Zhenhua Chemical Co.,
Ltd. 53,900 $ 264,720
Huishang Bank Corp., Ltd.,
Class H 269,000 118,833
Ω*Huitongda Network Co.,
Ltd., Class H 5,400 6,991
*Huizhou CEE Technology,
Inc., Class A 55,800 92,153
Huizhou Desay Sv Automotive
Co., Ltd., Class A 16,300 286,779
Humanwell Healthcare Group
Co., Ltd., Class A 17,600 46,536
Hunan Aihua Group Co., Ltd.,
Class A 40,600 106,241
*Hunan Corun New Energy
Co., Ltd., Class A 80,400 81,079
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 191,000 104,962
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 77,600 80,935
Hunan Gold Corp., Ltd., Class
A 89,660 477,237
Hunan Jiudian Pharmaceutical
Co., Ltd. 56,060 124,196
*Hunan Kaimeite Gases Co.,
Ltd., Class A 21,400 64,496
*Hunan New Wellful Co., Ltd.,
Class A 140,700 119,421
*Hunan Silver Co., Ltd., Class
A 142,300 389,768
Hunan Valin Steel Co., Ltd.,
Class A 334,120 301,373
Hunan Zhongke Electric Co.,
Ltd., Class A 44,300 135,042
Hundsun Technologies, Inc.,
Class A 40,002 178,681
#*HUTCHMED China, Ltd. 492,500 1,474,404
*HY Energy Group Co., Ltd.,
Class A 100 13
*Hybio Pharmaceutical Co.,
Ltd., Class A 42,400 115,343
Ω*Hygeia Healthcare Holdings
Co., Ltd. 324,200 532,190
*Hytera Communications
Corp., Ltd., Class A 98,900 154,796
*HyUnion Holding Co., Ltd.,
Class A 57,500 72,379
*IAT Automobile Technology
Co., Ltd., Class A 27,400 38,274
Ω*iDreamSky Technology
Holdings, Ltd. 556,800 42,065
IEIT Systems Co., Ltd., Class
A 38,200 345,659
Iflytek Co., Ltd., Class A 49,100 420,980
IKD Co., Ltd., Class A 70,800 195,351
Ω*IMAX China Holding, Inc.,
Class A 100 105

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Imeik Technology
Development Co., Ltd., Class
A 16,741 $ 336,515
*IMotion Automotive
Technology Suzhou Co., Ltd.,
Class H 26,100 18,247
Industrial & Commercial Bank
of China, Ltd., Class H 43,272,000 35,959,804
Industrial Bank Co., Ltd., Class
A 940,100 2,529,005
Industrial Securities Co., Ltd.,
Class A 135,700 134,308
INESA Intelligent Tech, Inc. 41,700 127,236
Infore Environment
Technology Group Co., Ltd.,
Class A 113,000 114,442
Ω*Ingdan, Inc. 357,000 179,650
Ingenic Semiconductor Co.,
Ltd., Class A 17,200 355,813
*INKON Life Technology Co.,
Ltd., Class A 59,600 98,172
Inmyshow Digital Technology
Group Co., Ltd., Class A 54,300 59,445
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 1,122,100 405,172
Inner Mongolia Berun
Chemical Co., Ltd., Class A 262,300 318,852
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 543,000 2,259,082
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 114,236 259,982
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 12,900 125,246
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 609,700 518,367
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp., Ltd., Class A 66,500 46,589
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 98,400 870,854
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 264,705 1,003,025
Ω*Innovent Biologics, Inc. 611,500 6,350,135
Innuovo Technology Co., Ltd.,
Class A 54,000 80,635
*Insigma Technology Co., Ltd.,
Class A 40,400 61,896
Inspur Digital Enterprise
Technology, Ltd. 818,000 523,708
*Inspur Software Co., Ltd.,
Class A 42,500 107,728
#*iQIYI, Inc., Sponsored ADR 551,206 1,146,508
iRay Group, Class A 10,012 170,446
IReader Technology Co., Ltd.,
Class A 32,800 116,548
*IRICO Display Devices Co.,
Ltd. 214,600 207,459
*J&T Global Express, Ltd. 1,768,000 2,302,337
Shares Value
CHINA — (Continued)
*JA Solar Technology Co.,
Ltd., Class A 237,900 $ 387,071
Jade Bird Fire Co., Ltd., Class
A 42,600 69,067
Jafron Biomedical Co., Ltd.,
Class A 50,400 145,081
Jangho Group Co., Ltd., Class
A 106,000 146,542
Jason Furniture Hangzhou
Co., Ltd., Class A 58,430 297,559
*JC Finance & Tax
Interconnect Holdings, Ltd.,
Class A 60,700 90,815
JCET Group Co., Ltd., Class A 64,899 461,957
JCHX Mining Management
Co., Ltd., Class A 39,600 450,159
Ω*JD Logistics, Inc. 1,764,600 2,528,378
Jenkem Technology Co., Ltd.,
Class A 3,274 45,474
Ω*Jenscare Scientific Co.,
Ltd., Class H 10,400 10,454
Jiajiayue Group Co., Ltd.,
Class A 71,800 134,380
Jiang Su Suyan Jingshen Co.,
Ltd. 89,256 147,662
Jiangling Motors Corp., Ltd.,
Class A 35,600 92,645
Jianglong Shipbuilding Co.,
Ltd., Class A 11,200 28,631
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 11,700 68,201
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 117,000 130,275
Jiangsu Azure Corp., Class A 77,700 190,022
Jiangsu Baichuan High-tech
New Materials Co., Ltd. 59,300 81,810
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 25,900 112,858
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 13,300 178,110
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 135,200 84,800
Jiangsu Changbao Steeltube
Co., Ltd. 90,400 128,617
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 36,800 81,580
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 240,161 252,208
Jiangsu Chint Power
Technology Co., Ltd., Class A 32,300 111,937
Jiangsu Cnano Technology
Co., Ltd., Class A 18,371 121,305
*Jiangsu Dagang Co., Ltd.,
Class A 46,300 116,561
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 48,200 118,501

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 163,800 $ 311,515
Jiangsu Etern Co., Ltd., Class
A 62,500 237,635
#Jiangsu Expressway Co.,
Ltd., Class H 750,000 989,155
*Jiangsu General Science
Technology Co., Ltd. 160,200 108,086
Jiangsu Gian Technology Co.,
Ltd., Class A 18,500 109,702
Jiangsu Guomao Reducer Co.,
Ltd., Class A 32,500 80,463
Jiangsu Guoxin Corp., Ltd.,
Class A 119,100 132,270
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 10,700 134,194
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 45,385 707,743
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 186,580 1,561,074
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 72,800 85,144
*Jiangsu Hongdou Industrial
Co., Ltd., Class A 149,800 50,858
Jiangsu Hongtian Technology
Co., Ltd., Class A 14,300 83,974
Jiangsu Hoperun Software
Co., Ltd., Class A 24,300 174,787
Jiangsu Huachang Chemical
Co., Ltd., Class A 102,300 95,511
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 78,000 174,710
Jiangsu Huaxicun Co., Ltd.,
Class A 109,300 140,098
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 148,900 97,892
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 14,669 60,058
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 49,700 250,813
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 52,400 109,228
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 80,500 387,949
Jiangsu Leili Motor Co., Ltd. 20,600 155,316
Jiangsu Lianyungang Port Co.,
Ltd. 102,100 79,168
Jiangsu Lihua Foods Group
Co., Ltd. 45,900 132,788
Jiangsu Linyang Energy Co.,
Ltd., Class A 90,500 74,990
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 32,600 84,416
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,452 226,018
Shares Value
CHINA — (Continued)
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 67,000 $ 227,757
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 57,900 79,712
Jiangsu Pacific Precision
Forging Co., Ltd. 58,900 110,915
Jiangsu Pacific Quartz Co.,
Ltd., Class A 22,150 126,725
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 104,500 151,685
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 62,400 90,665
Jiangsu Rainbow Heavy
Industries Co., Ltd. 101,220 107,026
Jiangsu Rongtai Industry Co.,
Ltd., Class A 14,700 68,051
*Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 77,600 28,467
Jiangsu Shemar Electric Co.,
Ltd. 15,500 101,367
Jiangsu Shentong Valve Co.,
Ltd. 50,700 125,669
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 86,700 87,557
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 28,560 240,640
Jiangsu Soho High Hope
Group Corp., Class A 237,900 117,045
Jiangsu Sopo Chemical Co.,
Class A 98,100 111,771
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 145,880 105,350
Jiangsu ToLand Alloy Co.,
Ltd., Class A 18,900 101,524
*Jiangsu Transimage
Technology Co., Ltd. 17,200 46,889
Jiangsu Xinquan Automotive
Trim Co., Ltd. 26,700 333,438
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 47,500 378,016
Jiangsu Yangnong Chemical
Co., Ltd., Class A 25,340 293,087
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 73,400 82,678
Jiangsu Yoke Technology Co.,
Ltd., Class A 26,300 364,310
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 46,400 266,333
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 333,880 219,503
Jiangsu Zhongtian Technology
Co., Ltd., Class A 73,600 236,535
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 182,600 73,814

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 61,500 $ 89,357
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,700 66,777
Jiangxi Ganneng Co., Ltd.,
Class A 44,900 69,566
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,800 65,371
Jiangxi Guotai Group Co., Ltd.,
Class A 51,900 109,231
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 44,700 75,558
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 17,500 159,031
*Jiangxi Special Electric Motor
Co., Ltd., Class A 72,800 97,398
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 19,460 90,815
Jiangyin Haida Rubber and
Plastic Co., Ltd. 54,100 79,928
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 30,700 71,546
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 24,500 89,523
*Jiangyin Zhongnan Heavy
Industries Co., Ltd., Class A 176,300 70,507
Jianmin Pharmaceutical Group
Co., Ltd., Class A 15,400 76,742
*Jianshe Industry Group
Yunnan Co., Ltd., Class A 19,500 67,915
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 73,800 144,069
Jiayin Group, Inc., ADR 690 4,554
Jiayou International Logistics
Co., Ltd., Class A 86,260 171,247
Jiaze Renewables Co., Ltd. 158,700 131,731
*Jihua Group Corp., Ltd.,
Class A 225,000 107,462
*Jilin Chemical Fibre, Class A 104,000 72,113
Jilin OLED Material Tech Co.,
Ltd. 18,372 97,789
*Jilin Quanyangquan Co., Ltd. 43,000 51,652
*Jinbei Automotive Co., Ltd.,
Class A 118,700 80,257
#*<Jinchuan Group
International Resources Co.,
Ltd. 2,350,000 72,218
Jinduicheng Molybdenum Co.,
Ltd., Class A 202,200 596,887
Jinghua Pharmaceutical Group
Co., Ltd., Class A 62,800 69,022
Jingjin Equipment, Inc., Class
A 21,600 62,364
Jinhong Gas Co., Ltd., Class A 18,619 60,079
Jinhui Liquor Co., Ltd., Class A 22,100 69,308
Shares Value
CHINA — (Continued)
JinkoSolar Holding Co., Ltd.,
Sponsored ADR 37,126 $ 951,539
Jinlei Technology Co., Ltd.,
Class A 32,100 126,714
Jinlongyu Group Co., Ltd. 22,200 100,664
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 258,500 112,306
Jinneng Science&Technology
Co., Ltd., Class A 63,600 64,046
Ω#*Jinxin Fertility Group, Ltd. 1,699,500 530,978
Jinyu Bio-Technology Co.,
Ltd., Class A 53,000 137,622
*Jinyuan EP Co., Ltd., Class A 27,700 23,232
Jinzai Food Group Co., Ltd. 49,100 80,452
JiuGui Liquor Co., Ltd., Class
A 13,663 111,682
Ω#Jiumaojiu International
Holdings, Ltd. 763,000 209,076
Jiuzhitang Co., Ltd., Class A 63,500 80,571
Jizhong Energy Resources
Co., Ltd., Class A 213,200 171,755
JL Mag Rare-Earth Co., Ltd.,
Class A 34,266 185,593
JNBY Design, Ltd. 211,000 520,361
Joinn Laboratories China Co.,
Ltd., Class A 7,600 41,557
Ω#Joinn Laboratories China
Co., Ltd., Class H 43,700 136,085
Jointo Energy Investment Co.,
Ltd., Class A 94,900 119,183
Jointown Pharmaceutical
Group Co., Ltd., Class A 219,603 168,068
*Jolywood Suzhou Sunwatt
Co., Ltd. 71,000 83,550
Jones Tech PLC, Class A 18,500 149,915
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 41,400 106,310
Joyoung Co., Ltd., Class A 60,900 91,552
JS Corrugating Machinery Co.,
Ltd., Class A 58,300 108,275
Ω#*JS Global Lifestyle Co.,
Ltd. 1,010,500 231,609
JSTI Group, Class A 61,868 67,909
*Ju Teng International
Holdings, Ltd. 70,000 17,030
Juneyao Airlines Co., Ltd.,
Class A 154,600 334,496
*Jushri Technologies, Inc.,
Class A 27,000 160,999
Jutze Intelligent Technology
Co., Ltd. 22,900 66,711
Kailuan Energy Chemical Co.,
Ltd., Class A 143,200 130,607
Kaishan Group Co., Ltd.,
Class A 37,100 90,998
*KBC Corp., Ltd., Class A 17,555 71,672
Keboda Technology Co., Ltd.,
Class A 18,400 184,124

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Keda Industrial Group Co.,
Ltd., Class A 128,400 $ 326,758
KEDE Numerical Control Co.,
Ltd., Class A 9,144 80,373
*Keep, Inc. 54,400 25,912
Keeson Technology Corp.,
Ltd., Class A 39,000 97,566
Kehua Data Co., Ltd., Class A 23,501 211,300
Keli Motor Group Co., Ltd. 6,900 12,507
Keli Sensing Technology
Ningbo Co., Ltd. 13,900 133,475
Keshun Waterproof
Technologies Co., Ltd., Class
A 95,400 97,715
Kidswant Children Products
Co., Ltd., Class A 71,800 110,624
Kinco Automation Shanghai
Co., Ltd. 3,782 70,974
#Kinetic Development Group,
Ltd. 1,402,000 314,161
Kingboard Holdings, Ltd. 494,000 2,001,378
Kingboard Laminates
Holdings, Ltd. 697,000 1,319,978
*KingClean Electric Co., Ltd.,
Class A 23,600 109,796
*Kingdee International
Software Group Co., Ltd. 1,320,000 2,188,816
Kingfa Sci & Tech Co., Ltd.,
Class A 152,800 420,506
Kingnet Network Co., Ltd.,
Class A 117,800 422,306
Kingsemi Co., Ltd. 6,404 190,794
*Kingsignal Technology Co.,
Ltd., Class A 40,100 85,723
*Kingsoft Cloud Holdings, Ltd. 1,264,000 1,157,228
Ω*Kintor Pharmaceutical, Ltd. 143,000 51,636
Konfoong Materials
International Co., Ltd., Class A 13,300 217,123
KPC Pharmaceuticals, Inc.,
Class A 76,000 136,556
Kuaijishan Shaoxing Wine
Co., Ltd. 29,400 91,779
ΩKuaishou Technology, Class
B 2,248,700 23,078,134
*Kuang-Chi Technologies Co.,
Ltd., Class A 24,900 170,041
Kuangda Technology Group
Co., Ltd., Class A 123,000 121,208
Kunlun Energy Co., Ltd. 3,590,000 3,677,478
*Kunlun Tech Co., Ltd., Class
A 17,400 139,675
Kunshan Dongwei Technology
Co., Ltd., Class A 12,000 71,900
Kunshan Huguang Auto
Harness Co., Ltd. 20,100 84,173
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 19,560 150,626
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 28,200 90,426
Shares Value
CHINA — (Continued)
Kweichow Moutai Co., Ltd.,
Class A 47,900 $ 9,654,007
*KWG Group Holdings, Ltd. 676,500 20,356
*Kyland Technology Co., Ltd.,
Class A 26,600 85,831
Lakala Payment Co., Ltd.,
Class A 40,000 151,339
Lancy Co., Ltd., Class A 34,700 93,348
*Landai Technology Group
Corp., Ltd. 65,100 110,509
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 44,400 34,236
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 34,100 51,067
Lao Feng Xiang Co., Ltd.,
Class A 23,700 156,595
Laobaixing Pharmacy Chain
JSC, Class A 117,590 260,003
Launch Tech Co., Ltd., Class
H 157,000 178,717
LB Group Co., Ltd., Class A 150,800 480,734
Leader Harmonious Drive
Systems Co., Ltd., Class A 5,007 164,948
#Lee & Man Paper
Manufacturing, Ltd. 1,346,000 615,289
Lee's Pharmaceutical
Holdings, Ltd. 62,000 12,782
Ω*Legend Holdings Corp.,
Class H 674,700 749,024
#Lenovo Group, Ltd. 8,368,000 9,514,814
Lens Technology Co., Ltd.,
Class A 270,100 1,412,417
Leo Group Co., Ltd., Class A 165,800 222,297
Leoch International
Technology, Ltd. 75,000 6,434
Lepu Medical Technology
Beijing Co., Ltd., Class A 74,400 191,370
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 59,300 150,142
Levima Advanced Materials
Corp., Class A 52,700 161,861
Leyard Optoelectronic Co.,
Ltd., Class A 91,600 92,373
#*Li Auto, Inc., Class A 868,600 7,335,003
#*Li Auto, Inc., Class A, ADR 53,955 897,272
Li Ning Co., Ltd. 1,951,500 5,107,579
*LianChuang Electronic
Technology Co., Ltd., Class A 26,500 42,163
Lianhe Chemical Technology
Co., Ltd., Class A 65,000 164,012
*Liao Ning Oxiranchem, Inc.,
Class A 54,300 76,631
Liaoning Chengda
Biotechnology Co., Ltd. 5,793 21,793
Liaoning Energy Industry Co.,
Ltd., Class A 151,000 86,239
Liaoning Port Co., Ltd., Class
H 2,000 230

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Lier Chemical Co., Ltd., Class
A 109,300 $ 279,881
#*Lifetech Scientific Corp. 2,780,000 651,421
Lijiang Yulong Tourism Co.,
Ltd., Class A 55,400 77,625
*Linewell Software Co., Ltd. 46,900 76,105
Lingbao Gold Group Co., Ltd.,
Class H 582,000 1,730,417
Lingyi iTech Guangdong Co.,
Class A 227,600 479,344
*Liuzhou Iron & Steel Co., Ltd.,
Class A 62,600 48,270
Livzon Pharmaceutical Group,
Inc., Class H 121,600 457,769
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 38,000 130,706
#LK Technology Holdings, Ltd. 386,000 165,082
Loncin Motor Co., Ltd., Class A 132,000 291,295
*Long Yuan Construction
Group Co., Ltd., Class A 141,100 64,549
Ω#Longfor Group Holdings,
Ltd. 1,640,140 2,163,136
Longhua Technology Group
Luoyang Co., Ltd., Class A 61,700 88,760
*LONGi Green Energy
Technology Co., Ltd., Class A 238,552 613,599
Longshine Technology Group
Co., Ltd., Class A 40,900 101,731
Lontium Semiconductor Corp. 7,373 81,247
*Lotus Holdings Co., Ltd. 118,200 105,255
Lucky Harvest Co., Ltd. 19,110 96,192
Luolai Lifestyle Technology
Co., Ltd., Class A 91,300 137,253
Luoniushan Co., Ltd., Class A 91,601 111,350
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 86,900 60,506
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 29,100 187,629
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 94,100 101,528
Luxi Chemical Group Co., Ltd.,
Class A 135,100 379,958
Luxshare Precision Industry
Co., Ltd., Class A 387,300 2,879,970
Luyang Energy-Saving
Materials Co., Ltd. 45,100 86,161
Ω*Luye Pharma Group, Ltd. 2,606,500 927,829
Luzhou Laojiao Co., Ltd.,
Class A 74,206 1,290,623
Lygend Resources &
Technology Co., Ltd., Class H 38,400 123,907
*Maanshan Iron & Steel Co.,
Ltd., Class H 1,136,000 394,197
Maccura Biotechnology Co.,
Ltd., Class A 45,100 78,764
*Malion New Materials Co.,
Ltd., Class A 45,200 67,170
Mango Excellent Media Co.,
Ltd., Class A 140,300 514,068
Shares Value
CHINA — (Continued)
Ω#Maoyan Entertainment 320,553 $ 301,274
*Maoye Commercial Co., Ltd.,
Class A 51,800 49,033
*Marssenger Kitchenware Co.,
Ltd., Class A 25,200 41,944
Maxscend Microelectronics
Co., Ltd., Class A 20,252 228,120
Maxvision Technology Corp.,
Class A 16,700 67,989
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 22,900 90,331
Mehow Innovative, Ltd., Class
A 24,600 109,918
MeiG Smart Technology Co.,
Ltd., Class A 10,900 70,139
Meihua Holdings Group Co.,
Ltd., Class A 222,415 352,278
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 240,600 241,940
Ω*Meitu, Inc. 1,345,000 1,329,552
Ω*Meituan, Class B 3,992,200 49,687,163
Mesnac Co., Ltd., Class A 102,800 122,450
Metallurgical Corp. of China,
Ltd., Class H 2,088,000 494,616
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 137,900 80,542
MicroPort NeuroScientific
Corp. 42,408 63,913
#*Microport Scientific Corp. 551,400 831,015
Micro-Tech Nanjing Co., Ltd. 10,959 125,619
Midea Group Co., Ltd., Class A 188,400 2,102,910
Midea Group Co., Ltd., Class
H 286,000 3,136,599
Ω#*Midea Real Estate Holding,
Ltd. 330,000 177,894
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 18,211 165,728
Ming Yang Smart Energy
Group, Ltd., Class A 139,800 466,583
MINISO Group Holding, Ltd. 378,400 1,783,054
MINISO Group Holding, Ltd.,
ADR 1,100 20,306
*Minmetals Development Co.,
Ltd., Class A 24,200 47,555
Minth Group, Ltd. 862,000 4,059,613
*Miracle Automation
Engineering Co., Ltd. 26,200 106,966
Miracll Chemicals Co., Ltd. 20,600 53,520
Mloptic Corp., Class A 1,467 82,493
MLS Co., Ltd., Class A 190,000 270,324
*MMG, Ltd. 3,595,199 4,737,006
Ω*Mobvista, Inc. 635,000 1,207,441
*MOG Digitech Holdings, Ltd. 382,000 13,940
Monalisa Group Co., Ltd.,
Class A 41,200 96,431
Montage Technology Co., Ltd.,
Class A 20,767 543,277

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Moon Environment Technology
Co., Ltd., Class A 13,600 $ 31,460
Morimatsu International
Holdings Co., Ltd. 409,000 562,462
Motic Xiamen Electric Group
Co., Ltd. 32,000 77,016
Muyuan Foods Co., Ltd., Class
A 327,680 2,168,412
MYS Group Co., Ltd., Class A 136,900 82,125
Nancal Technology Co., Ltd. 11,600 79,833
*Nanfang Pump Industry Co.,
Ltd., Class A 156,100 102,850
Nanhua Futures Co., Ltd. 30,100 79,848
NanJi E-Commerce Co., Ltd.,
Class A 227,300 105,291
Nanjing Cosmos Chemical
Co., Ltd. 32,620 64,383
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 15,100 105,789
Nanjing Iron & Steel Co., Ltd.,
Class A 224,600 188,370
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 86,869 118,345
Nanjing Pharmaceutical Group
Co., Ltd. 128,200 101,988
Nanjing Securities Co., Ltd.,
Class A 119,300 136,440
*Nanjing Tanker Corp. 380,700 202,089
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,300 213,175
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,400 88,359
NARI Technology Co., Ltd.,
Class A 334,958 1,214,297
*National Silicon Industry
Group Co., Ltd., Class A 18,576 59,886
NAURA Technology Group
Co., Ltd., Class A 24,275 1,659,576
*NavInfo Co., Ltd., Class A 168,921 256,858
NBTM New Materials Group
Co., Ltd., Class A 43,300 206,493
#NetDragon Websoft Holdings,
Ltd. 355,500 457,479
Ω*NetEase Cloud Music, Inc. 40,950 946,448
NetEase, Inc. 1,069,200 28,065,867
NetEase, Inc., Sponsored ADR 85,543 11,020,505
Neusoft Corp., Class A 58,700 88,329
New China Life Insurance Co.,
Ltd., Class H 932,700 7,589,675
New Guomai Digital Culture
Co., Ltd., Class A 14,900 31,381
New Hope Dairy Co., Ltd.,
Class A 50,400 131,886
New Hope Liuhe Co., Ltd.,
Class A 276,500 359,582
*New Journey Health
Technology Group Co., Ltd. 265,500 89,375
Shares Value
CHINA — (Continued)
New Trend International Logis-
Tech Co., Ltd. 31,600 $ 55,642
Neway Valve Suzhou Co.,
Ltd., Class A 42,100 366,413
*Newborn Town, Inc. 556,000 818,725
Newland Digital Technology
Co., Ltd., Class A 59,800 235,026
Nexteer Automotive Group,
Ltd. 1,333,000 1,136,763
*Nine Dragons Paper
Holdings, Ltd. 1,788,000 1,877,358
*Ninestar Corp., Class A 67,700 206,276
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 64,100 71,281
Ningbo Boway Alloy Material
Co., Ltd. 59,700 169,362
*Ningbo Changhong Polymer
Scientific & Technical, Inc. 27,600 56,143
Ningbo Construction Co., Ltd.,
Class A 300 224
Ningbo Exciton Technology
Co., Ltd. 22,000 61,272
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 20,700 58,843
Ningbo Huaxiang Electronic
Co., Ltd., Class A 58,100 276,153
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 81,000 172,573
Ningbo Jintian Copper Group
Co., Ltd. 90,300 154,715
Ningbo Joyson Electronic
Corp., Class A 99,200 399,295
Ningbo KBE Electrical
Technology Co., Ltd. 13,600 118,249
Ningbo Orient Wires & Cables
Co., Ltd., Class A 38,000 302,959
Ningbo Peacebird Fashion
Co., Ltd., Class A 32,600 75,177
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 28,211 124,389
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 87,300 296,764
*Ningbo Shanshan Co., Ltd.,
Class A 133,700 247,539
Ningbo Sunrise Elc
Technology Co., Ltd. 19,600 67,586
Ningbo Tuopu Group Co., Ltd.,
Class A 62,700 651,056
Ningbo Xusheng Group Co.,
Ltd., Class A 40,288 103,744
Ningbo Yongxin Optics Co.,
Ltd., Class A 16,900 253,598
Ningbo Yunsheng Co., Ltd.,
Class A 44,500 90,520
Ningbo Zhoushan Port Co.,
Ltd., Class A 35,900 20,193
Ningxia Baofeng Energy Group
Co., Ltd., Class A 426,600 1,458,147
Ningxia Building Materials
Group Co., Ltd., Class A 33,300 63,761

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Ningxia Orient Tantalum
Industry Co., Ltd. 21,700 $ 120,748
Ningxia Western Venture
Industrial Co., Ltd. 125,400 94,529
*NIO, Inc., Class A 722,710 3,573,897
*Niu Technologies, ADR 46,438 153,710
NKY Medical Holdings, Ltd.,
Class A 40,600 109,746
ΩNongfu Spring Co., Ltd.,
Class H 1,529,200 9,387,025
Norinco International
Cooperation, Ltd., Class A 68,700 124,724
North Chemical Industries Co.,
Ltd., Class A 35,800 110,624
North China Pharmaceutical
Co., Ltd. 82,200 67,048
North Copper Co., Ltd., Class
A 104,000 291,594
*North Electro-Optic Co., Ltd. 19,900 50,528
North Huajin Chemical
Industries Co., Ltd., Class A 148,100 129,111
*North Industries Group Red
Arrow Co., Ltd., Class A 50,300 136,472
Northeast Pharmaceutical
Group Co., Ltd., Class A 163,000 124,279
Northeast Securities Co., Ltd.,
Class A 234,000 305,658
Northking Information
Technology Co., Ltd., Class A 43,776 119,905
Novoray Corp., Class A 11,982 115,126
*NSFOCUS Technologies
Group Co., Ltd., Class A 52,100 60,710
*Nuode New Materials Co.,
Ltd., Class A 82,400 81,436
NYOCOR Co., Ltd., Class A 86,100 73,945
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 71,900 77,058
Ω#*Ocumension Therapeutics 276,000 261,168
*Offcn Education Technology
Co., Ltd., Class A 356,100 144,462
Offshore Oil Engineering Co.,
Ltd., Class A 246,300 236,333
*OFILM Group Co., Ltd., Class
A 211,600 297,098
Olympic Circuit Technology
Co., Ltd., Class A 38,500 345,217
OmniVision Integrated Circuits
Group, Inc. 46,733 814,817
Onewo, Inc., Class H 254,500 638,393
Oppein Home Group, Inc.,
Class A 37,900 334,494
Opple Lighting Co., Ltd., Class
A 18,400 53,601
OPT Machine Vision Tech Co.,
Ltd., Class A 5,196 89,848
ORG Technology Co., Ltd.,
Class A 204,000 171,974
Orient International Enterprise,
Ltd., Class A 72,800 91,638
Shares Value
CHINA — (Continued)
ΩOrient Securities Co., Ltd.,
Class H 335,600 $ 291,781
*Oriental Energy Co., Ltd.,
Class A 65,100 80,915
#*OSL Group, Ltd. 125,500 269,329
*Ourpalm Co., Ltd., Class A 92,700 80,681
Ovctek China, Inc., Class A 36,800 83,645
*Pacific Securities Co., Ltd.
(The), Class A 220,600 133,287
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 66,340 130,651
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 262,900 144,852
*PCI Technology Group Co.,
Ltd., Class A 119,300 118,076
*PDD Holdings, Inc.,
Sponsored ADR 449,285 45,400,249
Ω*Peijia Medical, Ltd. 268,000 226,488
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 301,600 –
*Pengxin International Mining
Co., Ltd., Class A 156,000 225,316
People.cn Co., Ltd., Class A 45,900 161,379
People's Insurance Co. Group
of China, Ltd. (The), Class H 8,386,000 7,301,791
Perfect World Co., Ltd., Class
A 73,700 199,748
#Persistence Gold Group, Ltd. 805,000 129,877
PetroChina Co., Ltd., Class H 18,226,000 21,657,334
*Phancy Group Co., Ltd.,
Class H 21,200 136,000
PharmaBlock Sciences
Nanjing, Inc., Class A 14,600 86,575
ΩPharmaron Beijing Co., Ltd.,
Class H 182,025 482,000
*Phenix Optical Co., Ltd. 21,600 66,714
PhiChem Corp., Class A 30,800 122,955
PICC Property & Casualty Co.,
Ltd., Class H 6,020,000 12,479,839
Ping An Bank Co., Ltd., Class
A 758,621 1,181,918
Ping An Insurance Group Co.
of China, Ltd. 4,934,000 45,930,292
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 187,800 232,072
PNC Process Systems Co.,
Ltd., Class A 16,300 66,055
POCO Holding Co., Ltd., Class
A 14,300 162,496
*Polaris Bay Group Co., Ltd.,
Class A 95,200 92,991
Poly Developments and
Holdings Group Co., Ltd.,
Class A 259,900 254,617
#Poly Property Group Co., Ltd. 2,398,724 721,795
*Pony Testing International
Group Co., Ltd., Class A 40,780 67,348
Ω#Pop Mart International
Group, Ltd. 442,800 12,677,834

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Porton Pharma Solutions,
Ltd., Class A 17,400 $ 61,176
ΩPostal Savings Bank of
China Co., Ltd., Class H 5,635,000 3,679,847
Power Construction Corp. of
China, Ltd., Class A 477,900 389,123
Precision Tsugami China
Corp., Ltd. 117,000 629,218
Prinx Chengshan Holdings,
Ltd. 29,000 30,449
Pulike Biological Engineering,
Inc. 34,700 69,287
Pylon Technologies Co., Ltd.,
Class A 22,899 199,991
Q Technology Group Co., Ltd. 719,000 856,204
*Qi An Xin Technology Group,
Inc. 19,962 106,770
Qianhe Condiment and Food
Co., Ltd., Class A 53,747 78,170
Qiming Information
Technology Co, Ltd., Class A 24,700 67,228
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 51,500 90,905
Qingdao Citymedia Co., Ltd. 39,900 38,745
Qingdao East Steel Tower
Stock Co., Ltd., Class A 66,400 265,837
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 29,700 68,831
Qingdao Gaoce Technology
Co., Ltd., Class A 57,387 117,477
Qingdao Gon Technology Co.,
Ltd., Class A 21,100 178,148
Qingdao Haier Biomedical Co.,
Ltd., Class A 6,619 31,746
Qingdao Hanhe Cable Co.,
Ltd., Class A 98,700 72,840
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 30,860 70,943
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 11,000 154,620
Qingdao NovelBeam
Technology Co., Ltd. 8,336 56,818
ΩQingdao Port International
Co., Ltd., Class H 561,000 539,471
Qingdao Rural Commercial
Bank Corp., Class A 200,200 90,433
Qingdao Sentury Tire Co.,
Ltd., Class A 64,000 188,373
Qingdao TGOOD Electric Co.,
Ltd., Class A 68,700 266,249
*Qingdao Topscomm
Communication, Inc., Class A 2,468 2,858
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 39,600 52,410
*Qinghai Salt Lake Industry
Co., Ltd., Class A 240,000 1,131,760
Shares Value
CHINA — (Continued)
Qinhuangdao Port Co., Ltd.,
Class H 177,000 $ 61,193
*QuakeSafe Technologies Co.,
Ltd., Class A 46,400 126,959
*QuantumCTek Co., Ltd.,
Class A 2,789 250,441
Queclink Wireless Solutions
Co., Ltd., Class A 34,400 62,304
Quectel Wireless Solutions
Co., Ltd., Class A 18,000 238,954
Quick Intelligent Equipment
Co., Ltd. 20,800 112,808
#*Qunabox Group, Ltd. 17,000 56,030
*Quzhou DFP New Material
Group Co., Ltd. 141,700 85,004
*Quzhou Xin'an Development
Co., Ltd., Class A 1,200 639
#*Radiance Holdings Group
Co., Ltd. 59,000 13,749
Rainbow Digital Commercial
Co., Ltd., Class A 149,200 122,987
Range Intelligent Computing
Technology Group Co., Ltd. 44,500 523,849
Rastar Group, Class A 100 97
Rayhoo Motor Dies Co., Ltd. 19,400 100,247
Raytron Technology Co., Ltd.,
Class A 23,200 376,871
Realcan Pharmaceutical
Group Co., Ltd., Class A 99,600 47,856
Red Avenue New Materials
Group Co., Ltd., Class A 29,933 245,232
Ω#*Red Star Macalline Group
Corp., Ltd., Class H 514,200 86,252
Renhe Pharmacy Co., Ltd.,
Class A 141,158 121,637
*REPT BATTERO Energy Co.,
Ltd., Class H 140,400 207,462
Rianlon Corp., Class A 23,200 156,195
Richinfo Technology Co., Ltd.,
Class A 22,000 95,548
*Risen Energy Co., Ltd., Class
A 74,800 214,458
*Rising Nonferrous Metals
Share Co., Ltd., Class A 14,300 163,524
Riyue Heavy Industry Co.,
Ltd., Class A 67,921 135,914
Rizhao Port Co., Ltd., Class A 350,100 159,656
*RoboSense Technology Co.,
Ltd. 9,000 39,297
RoboTechnik Intelligent
Technology Co., Ltd., Class A 4,800 261,955
Rockchip Electronics Co., Ltd.,
Class A 16,400 451,376
*Rongan Property Co., Ltd.,
Class A 300 79
*RongFa Nuclear Equipment
Co., Ltd., Class A 107,800 115,844
Rongsheng Petrochemical
Co., Ltd., Class A 436,900 927,060

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Roshow Technology Co., Ltd.,
Class A 32,100 $ 39,713
Ruida Futures Co., Ltd., Class
A 24,100 85,149
Runjian Co., Ltd., Class A 14,200 94,867
*Sai Micro Electronics, Inc.,
Class A 30,900 232,307
Sailun Group Co., Ltd., Class
A 234,200 534,011
Sanan Optoelectronics Co.,
Ltd., Class A 135,300 314,538
*SanFeng Intelligent
Equipment Group Co., Ltd.,
Class A 48,500 62,236
Sangfor Technologies, Inc.,
Class A 18,000 416,046
Sanjiang Shopping Club Co.,
Ltd., Class A 40,200 95,941
Sanquan Food Co., Ltd., Class
A 34,800 59,574
*Sansteel Minguang Co., Ltd.,
Class A 134,400 86,039
Sansure Biotech, Inc., Class A 26,289 76,772
*Sanwei Holding Group Co.,
Ltd. 14,375 23,306
Sany Heavy Equipment
International Holdings Co., Ltd. 982,000 1,512,665
Sany Heavy Industry Co., Ltd.,
Class A 378,500 1,193,549
Satellite Chemical Co., Ltd.,
Class A 137,700 482,553
*Saurer Intelligent Technology
Co., Ltd., Class A 200 73
SDIC Power Holdings Co.,
Ltd., Class A 271,000 497,065
Sealand Securities Co., Ltd.,
Class A 99,400 60,916
*Seazen Group, Ltd. 3,041,428 1,016,444
*Seazen Holdings Co., Ltd.,
Class A 65,600 166,848
*<S-Enjoy Service Group Co.,
Ltd. 101,000 6,790
Seres Group Co., Ltd., Class A 69,500 1,040,705
SF Holding Co., Ltd. 72,400 330,216
SF Holding Co., Ltd., Class A 262,900 1,418,260
SG Micro Corp., Class A 21,890 239,769
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 84,500 52,757
Shaanxi Coal Industry Co.,
Ltd., Class A 524,300 1,680,463
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 135,200 70,408
*Shaanxi Construction
Machinery Co., Ltd., Class A 87,900 50,328
*Shaanxi Fenghuo Electronics
Co., Ltd., Class A 26,600 43,662
*Shaanxi Heimao Coking Co.,
Ltd., Class A 154,400 101,729
Shares Value
CHINA — (Continued)
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 93,100 $ 107,145
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 258,100 351,247
*Shandong BoAn
Biotechnology Co., Ltd., Class
H 66,600 71,037
Shandong Bohui Paper
Industrial Co., Ltd., Class A 134,700 144,557
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 36,500 89,316
Shandong Dawn Polymer Co.,
Ltd., Class A 20,500 86,143
Shandong Denghai Seeds Co.,
Ltd., Class A 62,300 101,185
Shandong Dongyue Silicone
Material Co., Ltd., Class A 43,100 75,829
Ω#Shandong Gold Mining Co.,
Ltd., Class H 853,000 4,834,216
*Shandong Haihua Co., Ltd.,
Class A 81,200 70,321
Shandong Head Group Co.,
Ltd., Class A 34,600 88,749
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 42,400 508,461
Shandong Hi-speed Co., Ltd.,
Class A 116,600 168,074
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 156,500 142,512
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 83,390 449,982
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 135,600 82,125
Shandong Humon Smelting
Co., Ltd., Class A 80,100 238,066
*Shandong Iron and Steel Co.,
Ltd. 289,200 68,646
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 35,900 79,378
Shandong Jinjing Science &
Technology Co., Ltd., Class A 131,200 107,394
Shandong Linglong Tyre Co.,
Ltd., Class A 79,100 171,484
*Shandong Longda Meishi
Co., Ltd., Class A 62,300 38,180
Shandong Lukang Pharma 104,000 138,990
*Shandong Minhe Animal
Husbandry Co., Ltd., Class A 16,600 22,639
Shandong Nanshan Aluminum
Co., Ltd., Class A 751,700 793,733
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 110,400 124,514
Shandong Pharmaceutical
Glass Co., Ltd., Class A 44,900 132,091

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shandong Publishing & Media
Co., Ltd., Class A 59,800 $ 79,059
Shandong Sun Paper Industry
JSC, Ltd., Class A 198,600 480,551
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 18,000 214,924
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 2,192,400 1,403,639
Shandong WIT Dyne Health
Co., Ltd., Class A 26,300 122,395
Shandong Xiantan Group Co.,
Ltd. 86,700 80,822
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 188,000 168,990
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 57,600 79,796
Shanghai Acrel Co., Ltd. 22,500 89,174
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 24,200 52,534
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 62,200 121,692
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 24,358 345,433
Shanghai AtHub Co., Ltd.,
Class A 42,482 229,604
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 61,400 180,191
Shanghai Baolong Automotive
Corp., Class A 21,300 112,517
Shanghai Baosight Software
Co., Ltd., Class A 176,150 579,286
Shanghai Baosteel Packaging
Co., Ltd., Class A 104,000 90,665
Shanghai Belling Co., Ltd.,
Class A 27,300 129,013
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 15,470 336,894
Shanghai Bright Meat Group
Co., Ltd., Class A 78,700 75,062
Shanghai Bright Power
Semiconductor Co., Ltd., Class
A 3,199 76,624
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 20,600 178,312
Shanghai Chinafortune Co.,
Ltd., Class A 14,100 33,732
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 47,100 119,930
Shanghai Construction Group
Co., Ltd., Class A 643,900 276,038
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 88,342 129,502
Shares Value
CHINA — (Continued)
Shanghai Datun Energy
Resources Co., Ltd., Class A 72,800 $ 135,205
*Shanghai DZH, Ltd., Class A 54,400 99,310
*Shanghai Electric Group Co.,
Ltd., Class H 2,110,000 1,134,743
Shanghai Electric Power Co.,
Ltd., Class A 137,600 421,037
Shanghai Environment Group
Co., Ltd., Class A 80,280 99,090
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 62,600 73,665
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 47,500 63,549
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 337,500 882,460
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 49,000 326,261
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 196,000 81,565
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 11,300 82,450
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 23,000 96,946
Shanghai Gentech Co., Ltd. 18,957 90,595
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 30,000 107,203
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 34,840 115,632
Ω*Shanghai Henlius Biotech,
Inc., Class H 41,300 303,019
Shanghai Hile Bio-Technology
Co., Ltd. 48,600 45,375
Shanghai Huace Navigation
Technology, Ltd., Class A 41,160 229,742
Shanghai Huafon Aluminium
Corp., Class A 73,300 277,750
Shanghai Huayi Group Co.,
Ltd., Class A 56,800 82,202
*Shanghai Industrial
Development Co., Ltd., Class
A 200 160
Shanghai Industrial Holdings,
Ltd. 384,000 736,561
*Shanghai Industrial Urban
Development Group, Ltd. 4,000 161
Shanghai International Airport
Co., Ltd., Class A 7,000 31,016
Shanghai Jahwa United Co.,
Ltd., Class A 9,000 27,086
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 67,500 264,415
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 42,200 64,108

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 76,900 $ 69,142
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 12,900 39,658
Shanghai Liangxin Electrical
Co., Ltd., Class A 44,400 66,939
Shanghai Lingang Holdings
Corp., Ltd., Class A 95,820 161,830
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 200 236
Shanghai M&G Stationery,
Inc., Class A 58,200 231,752
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 43,000 167,947
*Shanghai Medicilon, Inc.,
Class A 6,049 51,603
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 3,928 53,699
*Shanghai Milkground Food
Tech Co., Ltd., Class A 15,100 49,593
Shanghai Moons' Electric Co.,
Ltd., Class A 11,500 115,342
*Shanghai New Power
Automotive Technology Co.,
Ltd. 78,800 103,271
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 478,500 729,113
Shanghai Pret Composites
Co., Ltd., Class A 65,000 168,781
Shanghai Pudong Construction
Co., Ltd., Class A 83,400 94,182
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 1,111,243 1,605,006
Shanghai Putailai New Energy
Technology Group Co., Ltd. 69,860 278,483
Shanghai QiFan Cable Co.,
Ltd., Class A 32,600 98,204
Shanghai RAAS Blood
Products Co., Ltd., Class A 240,800 218,238
Shanghai Runda Medical
Technology Co., Ltd., Class A 29,700 68,276
Shanghai Rural Commercial
Bank Co., Ltd., Class A 78,400 96,882
*Shanghai Shenda Co., Ltd.,
Class A 100 71
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 98,700 77,667
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 63,900 97,717
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 13,300 149,028
*Shanghai Stonehill
Technology Co., Ltd., Class A 214,000 302,315
Shares Value
CHINA — (Continued)
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 51,300 $ 96,234
Shanghai Tunnel Engineering
Co., Ltd., Class A 121,400 118,583
Shanghai Vital Microtech Co.,
Ltd. 49,200 134,054
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 46,500 70,841
Shanghai Yaoji Technology
Co., Ltd., Class A 22,300 83,377
Shanghai Yct Electronics
Group Co., Ltd., Class A 11,500 83,661
Shanghai Yongguan Adhesive
Products Corp., Ltd., Class A 10,700 30,955
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 151,100 121,510
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 46,800 279,872
Shanghai Zhenhua Heavy
Industries Co., Ltd. 204,000 150,257
Shanghai Zhonggu Logistics
Co., Ltd., Class A 156,404 230,175
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 108,100 119,743
Shanjin International Gold Co.,
Ltd., Class A 92,600 464,112
Shannon Semiconductor
Technology Co., Ltd. 11,700 283,710
Shantou Wanshun New
Material Group Co., Ltd., Class
A 72,200 61,488
Shantui Construction
Machinery Co., Ltd., Class A 108,100 192,989
Shanxi Blue Flame Holding
Co., Ltd., Class A 110,500 129,873
Shanxi Coal International
Energy Group Co., Ltd., Class
A 199,800 324,219
Shanxi Coking Co., Ltd., Class
A 67,830 45,277
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 347,000 364,906
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 182,500 87,164
Shanxi Hi-speed Group Co.,
Ltd. 124,600 95,539
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 136,400 123,228
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 179,600 82,936
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 150,800 295,686
*Shanxi Meijin Energy Co.,
Ltd., Class A 300,400 218,668
Shanxi Securities Co., Ltd.,
Class A 53,800 46,824

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 202,000 $ 151,980
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 53,940 1,326,986
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 68,900 56,696
*Shanying International
Holding Co., Ltd., Class A 75,700 17,969
Sharetronic Data Technology
Co., Ltd. 17,360 569,302
Shede Spirits Co., Ltd., Class
A 15,200 123,108
Shenergy Co., Ltd., Class A 26,700 31,996
Shengda Resources Co., Ltd.,
Class A 628,400 5,516,230
Shenghe Resources Holding
Co., Ltd., Class A 66,500 258,584
Shengyi Electronics Co., Ltd.,
Class A 27,002 342,220
Shengyi Technology Co., Ltd.,
Class A 112,700 1,117,872
Shenma Industry Co., Ltd. 54,000 70,614
Shennan Circuits Co., Ltd.,
Class A 25,890 870,039
ΩShenwan Hongyuan Group
Co., Ltd., Class H 572,000 229,248
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 14,588 147,112
Shenzhen Absen
Optoelectronic Co., Ltd. 29,000 81,977
Shenzhen Agricultural Power
Group Co., Ltd., Class A 72,600 101,203
Shenzhen Airport Co., Ltd.,
Class A 67,100 69,887
Shenzhen Aisidi Co., Ltd.,
Class A 66,100 121,715
*Shenzhen Baoming
Technology Co., Ltd., Class A 11,300 87,067
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 55,500 110,580
Shenzhen Bingchuan Network
Co., Ltd. 21,400 107,657
Shenzhen BSC Technology
Co., Ltd., Class A 15,100 78,831
Shenzhen Capchem
Technology Co., Ltd., Class A 34,820 253,763
Shenzhen Center Power Tech
Co., Ltd., Class A 32,100 92,911
Shenzhen Cereals Holdings
Co., Ltd., Class A 72,450 77,022
Shenzhen Changhong
Technology Co., Ltd., Class A 34,500 82,139
Shenzhen Click Technology
Co., Ltd., Class A 43,900 150,811
*Shenzhen Clou Electronics
Co., Ltd. 61,200 80,382
Shenzhen Colibri Technologies
Co., Ltd., Class A 27,600 90,170
Shares Value
CHINA — (Continued)
Shenzhen Comix Group Co.,
Ltd., Class A 66,800 $ 74,956
Shenzhen Das Intellitech Co.,
Ltd., Class A 171,300 70,232
Shenzhen Desay Battery
Technology Co., Class A 20,540 76,974
*Shenzhen Dynanonic Co.,
Ltd., Class A 9,060 53,959
Shenzhen Energy Group Co.,
Ltd., Class A 216,000 211,299
Shenzhen Envicool
Technology Co., Ltd., Class A 35,854 551,842
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 78,700 437,581
#Shenzhen Expressway Corp.,
Ltd., Class H 460,000 441,758
Shenzhen Farben Information
Technology Co., Ltd. 15,000 47,603
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 61,500 208,707
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 199,400 90,359
*Shenzhen Fenda Technology
Co., Ltd., Class A 77,200 72,077
Shenzhen Forms Syntron
Information Co., Ltd., Class A 16,500 75,862
Shenzhen Fortune Trend
Technology Co., Ltd., Class A 6,911 133,899
Shenzhen FRD Science &
Technology Co., Ltd., Class A 34,700 174,915
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 95,700 95,544
Shenzhen Gas Corp., Ltd.,
Class A 96,400 95,550
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 73,400 125,971
Shenzhen Goodix Technology
Co., Ltd., Class A 21,600 251,072
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 56,500 305,043
Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 100 178
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 176,000 124,399
Shenzhen Heungkong Holding
Co., Ltd., Class A 400 107
Shenzhen Honor Electronic
Co., Ltd. 5,200 186,694
Shenzhen Hopewind Electric
Co., Ltd. 22,700 97,184
Shenzhen Huaqiang Industry
Co., Ltd., Class A 40,000 150,706
*Shenzhen Infogem
Technologies Co., Ltd., Class
A 19,100 106,061

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Inovance
Technology Co., Ltd., Class A 39,250 $ 421,393
Shenzhen International
Holdings, Ltd. 1,466,023 1,689,464
#*Shenzhen Investment, Ltd. 2,714,000 302,339
Shenzhen Invt Electric Co.,
Ltd., Class A 62,000 80,005
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 58,400 86,029
*Shenzhen Jinjia Group Co.,
Ltd., Class A 102,300 58,867
Shenzhen JPT Opto-
Electronics Co., Ltd., Class A 10,496 244,156
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 47,300 48,244
Shenzhen Kaifa Technology
Co., Ltd., Class A 68,600 320,633
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 17,200 38,674
Shenzhen Kedali Industry Co.,
Ltd., Class A 17,200 382,288
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 40,000 89,537
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 61,800 162,072
Shenzhen Kinwong Electronic
Co., Ltd., Class A 42,600 392,889
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 29,100 235,185
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 66,100 112,872
Shenzhen Leaguer Co., Ltd.,
Class A 55,500 86,787
Shenzhen Lifotronic
Technology Co., Ltd. 30,174 59,642
Shenzhen Megmeet Electrical
Co., Ltd., Class A 21,000 384,213
Shenzhen Microgate
Technology Co., Ltd., Class A 42,500 74,957
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 59,000 1,606,367
Shenzhen MTC Co., Ltd.,
Class A 239,100 333,302
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 171,600 91,091
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 45,300 351,123
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 204,700 89,227
Shenzhen Noposin Crop
Science Co., Ltd., Class A 47,900 79,727
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 417,000 164,369
Shares Value
CHINA — (Continued)
*Shenzhen Properties &
Resources Development
Group, Ltd., Class A 48,700 $ 62,352
Shenzhen Qingyi Photomask,
Ltd. 17,593 77,344
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 40,600 273,984
Shenzhen SC New Energy
Technology Corp., Class A 24,000 475,422
Shenzhen SED Industry Co.,
Ltd., Class A 53,700 160,761
Shenzhen SEG Co., Ltd.,
Class A 48,400 62,804
Shenzhen Senior Technology
Material Co., Ltd., Class A 59,000 117,384
Shenzhen Sinexcel Electric
Co., Ltd. 22,600 123,415
Shenzhen Sinovatio
Technology Co., Ltd., Class A 9,200 41,981
Shenzhen Sunline Tech Co.,
Ltd., Class A 40,500 80,985
Shenzhen Sunlord Electronics
Co., Ltd., Class A 51,400 291,335
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 16,400 60,893
Shenzhen Sunway
Communication Co., Ltd.,
Class A 50,600 582,555
Shenzhen Tagen Group Co.,
Ltd., Class A 172,919 96,269
Shenzhen Topband Co., Ltd.,
Class A 65,700 121,546
Shenzhen Topraysolar Co.,
Ltd. 106,800 90,648
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 59,000 70,956
Shenzhen Transsion Holdings
Co., Ltd., Class A 48,294 403,857
Shenzhen United Winners
Laser Co., Ltd., Class A 22,196 94,738
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 14,800 57,613
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 78,200 303,629
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 107,600 70,894
Shenzhen Yinghe Technology
Co., Ltd., Class A 37,400 147,958
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 39,800 83,364
*Shenzhen Ysstech Info-tech
Co., Ltd., Class A 45,700 137,469
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 59,600 247,787
Shenzhen Zhaowei Machinery
& Electronic Co., Ltd., Class A 6,600 111,144

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Shenzhen Zhenye Group Co.,
Ltd., Class A 82,200 $ 105,953
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 313,300 347,044
#Shenzhou International
Group Holdings, Ltd. 717,500 5,723,683
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 13,500 129,653
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 97,900 282,237
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 70,140 177,285
Shinva Medical Instrument
Co., Ltd., Class A 36,140 81,313
*<Shouhang High-Tech
Energy Co., Ltd., Class A 112,100 1,129
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 111,500 142,597
Shui On Land, Ltd. 2,945,000 260,196
*Siasun Robot & Automation
Co., Ltd., Class A 59,800 149,515
#Sichuan Baicha Baidao
Industrial Co., Ltd., Class H 62,600 53,064
Sichuan Changhong Electric
Co., Ltd., Class A 215,100 302,012
*Sichuan Chengfei Integration
Technology Corp., Class A 19,000 98,727
Sichuan Chuantou Energy Co.,
Ltd., Class A 105,700 211,665
Sichuan Development Lomon
Co., Ltd., Class A 52,000 92,236
Sichuan EM Technology Co.,
Ltd., Class A 28,100 114,885
#Sichuan Expressway Co.,
Ltd., Class H 438,000 313,510
Sichuan Furong Technology
Co., Ltd., Class A 73,232 107,773
*Sichuan Haite High-tech Co.,
Ltd., Class A 52,200 91,840
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 549,200 199,887
*Sichuan Hexie Shuangma
Co., Ltd., Class A 27,200 105,728
*Sichuan Hongda Co., Ltd. 116,500 272,509
Sichuan Injet Electric Co., Ltd.,
Class A 11,400 94,348
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 29,700 84,597
Sichuan Jiuzhou Electric Co.,
Ltd., Class A 43,600 97,972
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 112,800 502,231
#*Sichuan Kelun-Biotech
Biopharmaceutical Co., Ltd.,
Class H 18,900 1,005,296
Shares Value
CHINA — (Continued)
*Sichuan Lutianhua Co., Ltd.,
Class A 117,800 $ 81,174
Sichuan New Energy Power
Co., Ltd., Class A 60,300 107,826
Sichuan Road and Bridge
Group Co., Ltd., Class A 261,300 365,000
Sichuan Swellfun Co., Ltd.,
Class A 29,400 176,282
Sichuan Teway Food Group
Co., Ltd., Class A 56,600 107,723
Sichuan Yahua Industrial
Group Co., Ltd., Class A 38,100 135,380
#Sihuan Pharmaceutical
Holdings Group, Ltd. 3,523,000 712,747
ΩSimcere Pharmaceutical
Group, Ltd. 496,000 742,441
Sineng Electric Co., Ltd., Class
A 29,940 159,708
*Sino GeoPhysical Co., Ltd.,
Class A 16,900 76,169
Sino Wealth Electronic, Ltd.,
Class A 9,900 46,685
Sino-Agri Leading Biosciences
Co., Ltd. 12,600 25,558
Sinocare, Inc., Class A 20,600 52,009
*Sinochem International Corp.,
Class A 121,600 81,693
Sinofert Holdings, Ltd. 4,234,000 921,649
Sinofibers Technology Co.,
Ltd., Class A 21,100 134,590
Sinolink Securities Co., Ltd.,
Class A 34,600 46,390
Sinoma International
Engineering Co., Class A 191,000 313,786
Sinoma Science & Technology
Co., Ltd., Class A 47,300 291,776
Sinomach Automobile Co.,
Ltd., Class A 93,300 88,719
*Sinomach Heavy Equipment
Group Co., Ltd. 164,200 120,942
Sinomach Precision Industry
Group Co., Ltd. 22,800 147,565
Sinomine Resource Group
Co., Ltd., Class A 33,120 407,371
Sinopec Engineering Group
Co., Ltd., Class H 1,121,000 1,067,933
*Sinopec Oilfield Equipment
Corp., Class A 74,200 86,461
#*Sinopec Oilfield Service
Corp., Class H 1,698,000 210,899
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,066,000 420,623
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 13,732 71,492
Sinopharm Group Co., Ltd.,
Class H 1,311,200 3,505,622
Sino-Platinum Metals Co., Ltd.,
Class A 40,500 137,208

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Sinoseal Holding Co., Ltd.,
Class A 17,200 $ 92,912
Sinosoft Co., Ltd., Class A 42,140 118,637
Sinosteel Engineering &
Technology Co., Ltd., Class A 144,600 143,533
Sinosteel New Materials Co.,
Ltd., Class A 57,200 89,281
#Sinotrans, Ltd., Class H 1,308,000 867,567
Sinotruk Jinan Truck Co., Ltd.,
Class A 89,740 244,383
Skshu Paint Co., Ltd., Class A 39,780 325,391
Skyworth Digital Co., Ltd.,
Class A 49,700 83,080
*Skyworth Group, Ltd. 568,000 517,838
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 33,200 102,829
ΩSmoore International
Holdings, Ltd. 1,217,000 1,764,017
Snowsky Salt Industry Group
Co., Ltd., Class A 151,900 135,264
Sokan New Materials Group
Co., Ltd., Class A 10,878 56,805
Solareast Holdings Co., Ltd.,
Class A 75,300 104,642
Songcheng Performance
Development Co., Ltd., Class
A 169,000 207,381
Sonoscape Medical Corp.,
Class A 19,400 77,446
SooChow Securities Co., Ltd.,
Class A 254,290 350,086
*South Manganese
Investment, Ltd. 307,000 17,886
Southern Publishing & Media
Co., Ltd. 58,400 126,860
Southwest Securities Co., Ltd.,
Class A 194,600 128,216
SPIC Green Energy Co., Ltd.,
Class A 192,000 187,269
*SPIC Hydropower Co., Ltd.,
Class A 221,400 425,518
Spring Airlines Co., Ltd., Class
A 33,800 273,413
#SSY Group, Ltd. 1,278,000 484,382
Stanley Agricultural Group Co.,
Ltd., Class A 39,800 65,386
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 112,400 119,979
StarPower Semiconductor,
Ltd., Class A 11,320 180,142
State Grid Information &
Communication Co., Ltd.,
Class A 84,200 234,989
State Grid Yingda Co., Ltd.,
Class A 140,700 135,411
STO Express Co., Ltd., Class
A 123,900 229,217
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 22,100 78,782
Shares Value
CHINA — (Continued)
Sumavision Technologies Co.,
Ltd., Class A 133,500 $ 115,998
Sumec Corp., Ltd., Class A 92,600 155,592
Sun Art Retail Group, Ltd. 2,891,500 570,177
*Sun Create Electronics Co.,
Ltd., Class A 8,600 33,342
*Sun King Technology Group,
Ltd. 1,104,000 270,003
Sunflower Pharmaceutical
Group Co., Ltd., Class A 46,600 94,389
Sungrow Power Supply Co.,
Ltd., Class A 92,320 2,005,426
Suning Universal Co., Ltd.,
Class A 281,000 94,592
Sunny Optical Technology
Group Co., Ltd. 663,000 5,314,391
Sunresin New Materials Co.,
Ltd., Class A 28,300 273,421
Sunrise Group Co., Ltd., Class
A 91,200 86,066
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 13,535 117,255
#*Sunshine Lake Pharma Co.,
Ltd., Class H 45,869 250,087
Sunstone Development Co.,
Ltd., Class A 30,500 121,889
Suntak Technology Co., Ltd.,
Class A 69,900 149,628
Sunward Intelligent Equipment
Co., Ltd., Class A 53,303 87,876
Sunwoda Electronic Co., Ltd.,
Class A 98,400 331,666
Suofeiya Home Collection Co.,
Ltd., Class A 32,000 68,407
SUPCON Technology Co.,
Ltd., Class A 36,723 442,865
Suzhou Anjie Technology Co.,
Ltd., Class A 61,100 122,353
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 97,600 1,086,176
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 144,200 77,376
Suzhou Good-Ark Electronics
Co., Ltd., Class A 65,500 100,823
*Suzhou HYC Technology
Co., Ltd. 13,292 62,700
Suzhou Maxwell Technologies
Co., Ltd., Class A 13,288 593,585
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 87,000 86,984
Suzhou Secote Precision
Electronic Co., Ltd., Class A 14,280 104,153
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 29,900 61,724
Suzhou Sushi Testing Group
Co., Ltd., Class A 47,500 124,980

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 32,144 $ 1,148,783
Suzhou TZTEK Technology
Co., Ltd. 8,832 107,514
Suzhou Veichi Electric Co.,
Ltd. 5,761 78,468
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 7,272 92,185
*SVG Optronics Co., Ltd. 13,700 95,784
Symphony Holdings, Ltd. 180,000 32,959
*SYoung Group Co., Ltd.,
Class A 30,200 99,098
Taiji Computer Corp., Ltd.,
Class A 21,400 74,470
*Taiyuan Heavy Industry Co.,
Ltd., Class A 186,300 65,394
*Talkweb Information System
Co., Ltd., Class A 37,900 172,726
*Tangrenshen Group Co., Ltd.,
Class A 111,100 71,282
TangShan Port Group Co.,
Ltd., Class A 213,400 131,393
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 120,100 141,674
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 27,300 104,467
Tansun Technology Co., Ltd.,
Class A 7,100 17,486
*Tanwan, Inc. 159,400 362,899
Tasly Pharmaceutical Group
Co., Ltd., Class A 51,000 110,785
Tayho Advanced Materials
Group Co., Ltd., Class A 50,400 94,691
TBEA Co., Ltd., Class A 161,060 630,218
TCL Electronics Holdings, Ltd. 1,275,000 1,960,735
TCL Technology Group Corp.,
Class A 846,990 590,954
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 391,250 529,637
TDG Holdings Co., Ltd. 68,400 133,429
*Tellhow Sci-Tech Co., Ltd. 63,200 101,374
Telling Telecommunication
Holding Co., Ltd., Class A 48,800 73,362
Tencent Holdings, Ltd. 3,887,900 301,684,751
Tencent Music Entertainment
Group, ADR 387,997 6,510,590
Tencent Music Entertainment
Group, Class A 34,500 289,352
Three Squirrels, Inc., Class A 19,100 65,505
Three's Co. Media Group Co.,
Ltd., Class A 15,638 92,371
Thunder Software Technology
Co., Ltd., Class A 12,700 137,500
Tian An China Investment Co.,
Ltd. 8,000 4,692
Tian Di Science & Technology
Co., Ltd., Class A 175,000 151,806
Tian Lun Gas Holdings, Ltd. 81,500 30,577
Shares Value
CHINA — (Continued)
*Tianfeng Securities Co., Ltd.,
Class A 594,000 $ 352,915
#Tiangong International Co.,
Ltd. 1,676,000 733,949
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 34,100 96,787
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 100,000 55,956
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 100,600 52,534
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,700 74,984
Tianjin Port Co., Ltd., Class A 112,400 78,099
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 46,800 134,112
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 76,000 49,418
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 167,400 152,679
*Tianma Microelectronics Co.,
Ltd., Class A 193,700 270,293
Tianneng Battery Group Co.,
Ltd. 29,484 143,745
#*Tianqi Lithium Corp. 75,800 479,665
Tianrun Industry Technology
Co., Ltd., Class A 95,900 102,090
Tianshan Aluminum Group
Co., Ltd., Class A 311,300 844,159
Tianshui Huatian Technology
Co., Ltd., Class A 202,900 442,794
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 12,300 42,361
Tibet Huayu Mining Co., Ltd.,
Class A 45,900 226,684
Tibet Mineral Development
Co., Ltd., Class A 19,400 75,325
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 22,800 139,070
#Time Interconnect
Technology, Ltd. 329,000 652,970
Tinergy Chemical Co., Ltd.,
Class A 209,100 157,322
Tingyi Cayman Islands Holding
Corp. 1,604,000 2,435,873
Titan Wind Energy Suzhou
Co., Ltd., Class A 60,300 68,269
TKD Science and Technology
Co., Ltd., Class A 24,100 55,784
Tofflon Science & Technology
Group Co., Ltd., Class A 39,700 94,006
Toly Bread Co., Ltd., Class A 182,800 144,372
Tomson Group, Ltd. 300,000 102,565
#Tong Ren Tang Technologies
Co., Ltd., Class H 461,000 253,825

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Tongcheng Travel Holdings,
Ltd. 1,211,200 $ 3,604,273
*Tongding Interconnection
Information Co., Ltd., Class A 77,400 87,407
TongFu Microelectronics Co.,
Ltd., Class A 88,400 662,049
Tongguan Gold Group, Ltd. 1,162,000 505,884
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 101,000 131,493
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 30,300 112,024
Tongkun Group Co., Ltd.,
Class A 103,200 324,685
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 107,900 214,828
Tongling Nonferrous Metals
Group Co., Ltd., Class A 667,900 794,604
*Tongwei Co., Ltd., Class A 122,300 320,208
Tongyu Heavy Industry Co.,
Ltd., Class A 191,000 82,156
Topchoice Medical Corp.,
Class A 25,646 169,712
Topsec Technologies Group,
Inc., Class A 83,100 104,722
ΩTopsports International
Holdings, Ltd. 3,225,000 1,168,643
Toread Holdings Group Co.,
Ltd., Class A 46,700 91,569
#*Towngas Smart Energy Co.,
Ltd. 938,623 441,086
*TPV Technology Co., Ltd.,
Class A 196,200 71,974
Ω*Transcenta Holding, Ltd. 88,500 26,970
TravelSky Technology, Ltd.,
Class H 770,000 1,048,068
#*Trigiant Group, Ltd., Class A 2,000 177
*Trina Solar Co., Ltd., Class A 116,088 313,128
Trip.com Group, Ltd. 338,250 20,867,492
#Trip.com Group, Ltd.,
Sponsored ADR 73,178 4,490,934
Triumph Science &
Technology Co., Ltd., Class A 44,000 92,035
*TRS Information Technology
Corp., Ltd., Class A 36,971 121,849
*Truking Technology, Ltd.,
Class A 66,200 105,995
ΩTsaker New Energy Tech
Co., Ltd. 1,000 122
*Tsinghua Tongfang Co., Ltd.,
Class A 137,300 184,283
Tsingtao Brewery Co., Ltd.,
Class H 510,000 3,231,212
TSP Wind Power Group Co.,
Ltd. 67,000 131,951
Ω#*Tuhu Car, Inc., Class A 127,300 253,795
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 321,500 –
Tungkong, Inc., Class A 69,000 115,144
Shares Value
CHINA — (Continued)
Tuya, Inc., ADR 15,966 $ 33,369
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 11,400 137,939
Unilumin Group Co., Ltd.,
Class A 110,800 124,806
#Uni-President China
Holdings, Ltd. 1,203,000 1,215,369
Unisplendour Corp., Ltd.,
Class A 64,000 230,357
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 99,000 482,517
*UTour Group Co., Ltd., Class
A 63,400 74,059
V V Food & Beverage Co.,
Ltd., Class A 164,800 89,853
Valiant Co., Ltd., Class A 66,300 163,001
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 33,300 80,672
Vatti Corp., Ltd., Class A 70,300 63,713
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 53,000 196,711
*Venustech Group, Inc., Class
A 28,200 57,566
Victory Giant Technology
Huizhou Co., Ltd., Class A 36,900 1,405,547
Viomi Technology Co., Ltd.,
ADR 5,913 7,864
Vipshop Holdings, Ltd.,
Sponsored ADR 293,192 5,016,515
*Visionox Technology, Inc.,
Class A 63,300 79,133
Visual China Group Co., Ltd.,
Class A 30,300 114,857
Ω*Viva Biotech Holdings 1,179,000 386,473
#*Vnet Group, Inc., Sponsored
ADR 170,629 1,796,723
Walvax Biotechnology Co.,
Ltd., Class A 78,800 143,174
*Wanbangde Pharmaceutical
Holding Group Co., Ltd., Class
A 31,600 71,053
*Wanda Film Holding Co., Ltd.,
Class A 79,300 135,070
Wangfujing Group Co., Ltd.,
Class A 52,500 109,512
Wangneng Environment Co.,
Ltd., Class A 49,500 120,202
Wangsu Science &
Technology Co., Ltd., Class A 67,800 161,519
Wanguo Gold Group, Ltd. 608,000 969,256
Wanhua Chemical Group Co.,
Ltd., Class A 164,200 2,077,982
Want Want China Holdings,
Ltd. 3,417,000 2,065,155
Wanxiang Qianchao Co., Ltd.,
Class A 146,000 361,886
Warom Technology, Inc. Co. 38,000 106,981

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Wasion Holdings, Ltd. 530,000 $ 1,628,744
Wasu Media Holding Co., Ltd.,
Class A 57,900 72,549
Weichai Power Co., Ltd., Class
H 1,847,000 6,295,650
Weifu High-Technology Group
Co., Ltd., Class A 22,300 68,684
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 49,200 74,317
Weihai Guangwei Composites
Co., Ltd., Class A 44,660 256,538
Weilong Delicious Global
Holdings, Ltd. 252,000 396,568
Ω#*Weimob, Inc. 302,000 93,581
Wellhope Foods Co., Ltd.,
Class A 68,100 73,377
Wencan Group Co., Ltd.,
Class A 31,700 94,079
Wens Foodstuff Group Co.,
Ltd., Class A 319,700 717,466
Wenzhou Yihua Connector
Co., Ltd., Class A 13,400 101,204
West China Cement, Ltd. 2,088,000 1,002,599
Western Metal Materials Co.,
Ltd. 36,200 256,373
Western Mining Co., Ltd.,
Class A 164,800 843,998
Western Region Gold Co.,
Ltd., Class A 43,100 277,276
Western Securities Co., Ltd.,
Class A 189,700 218,592
Western Superconducting
Technologies Co., Ltd., Class
A 34,869 425,021
Willfar Information Technology
Co., Ltd. 25,271 148,980
Winall Hi-Tech Seed Co., Ltd.,
Class A 113,038 169,444
Windey Energy Technology
Group Co., Ltd., Class A 37,400 104,700
*Wingtech Technology Co.,
Ltd., Class A 87,500 495,950
Winner Medical Co., Ltd.,
Class A 13,900 70,787
Winning Health Technology
Group Co., Ltd., Class A 77,900 123,832
Wolong Electric Group Co.,
Ltd., Class A 73,160 462,453
*World Union Group, Inc.,
Class A 183,820 71,663
Wuchan Zhongda Group Co.,
Ltd., Class A 207,500 174,626
Wuhan DR Laser Technology
Corp., Ltd., Class A 14,600 184,724
Wuhan East Lake High
Technology Group Co., Ltd. 37,500 59,341
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 16,300 45,162
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 55,000 101,830
Shares Value
CHINA — (Continued)
*Wuhan Guide Infrared Co.,
Ltd., Class A 100,718 $ 240,374
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 11,800 224,854
*Wuhan P&S Information
Technology Co., Ltd., Class A 71,500 114,070
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 30,500 134,131
Wuhu Token Science Co.,
Ltd., Class A 169,700 155,021
Wuliangye Yibin Co., Ltd.,
Class A 210,500 3,179,621
WUS Printed Circuit Kunshan
Co., Ltd., Class A 86,150 864,437
Wushang Group Co., Ltd.,
Class A 71,900 109,536
ΩWuXi AppTec Co., Ltd.,
Class H 304,500 4,335,685
Wuxi Autowell Technology
Co., Ltd., Class A 15,357 209,877
Wuxi Best Precision Machinery
Co., Ltd. 23,700 83,054
Ω*Wuxi Biologics Cayman, Inc. 2,391,500 11,330,205
Wuxi Boton Technology Co.,
Ltd., Class A 17,400 57,897
Wuxi Chipown Micro-
Electronics, Ltd. 8,567 90,682
Wuxi DK Electronic Materials
Co., Ltd. 9,400 146,599
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 28,700 86,703
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 33,700 279,779
Wuxi Longsheng Technology
Co., Ltd. 12,000 89,681
Wuxi NCE Power Co., Ltd.,
Class A 21,560 142,890
Wuxi Paike New Materials
Technology Co., Ltd., Class A 9,900 155,323
Wuxi Rural Commercial Bank
Co., Ltd. 95,800 81,311
Wuxi Taiji Industry, Ltd. Co.,
Class A 124,500 200,954
*WuXi XDC Cayman, Inc. 226,500 1,821,350
Wuxi Xinje Electric Co., Ltd.,
Class A 8,900 70,547
Wuzhou Special Paper Group
Co., Ltd. 25,300 51,391
XCMG Construction Machinery
Co., Ltd., Class A 568,400 878,198
XD, Inc. 193,000 2,124,070
XGD, Inc., Class A 26,200 100,258
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 619,000 61,031
Xiamen Amoytop Biotech Co.,
Ltd. 23,661 258,657

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Xiamen Bank Co., Ltd., Class
A 99,300 $ 99,996
Xiamen C & D, Inc., Class A 53,370 73,245
Xiamen Changelight Co., Ltd.,
Class A 48,700 267,134
Xiamen Faratronic Co., Ltd.,
Class A 14,600 228,284
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 21,100 94,522
Xiamen International Airport
Co., Ltd., Class A 64,800 171,245
Xiamen Intretech, Inc., Class A 22,600 65,154
Xiamen ITG Group Corp., Ltd.,
Class A 101,700 102,266
Xiamen Jihong Technology
Co., Ltd., Class A 38,000 108,512
Xiamen Kingdomway Group
Co., Class A 28,800 78,802
Xiamen Port Development Co.,
Ltd., Class A 74,500 135,575
Xiamen Tungsten Co., Ltd.,
Class A 89,500 728,098
Xiamen Xiangyu Co., Ltd.,
Class A 232,300 284,055
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 11,534 184,891
*Xian International Medical
Investment Co., Ltd., Class A 64,400 45,303
Xi'an Manareco New Materials
Co., Ltd. 17,339 126,189
Xi'An Shaangu Power Co.,
Ltd., Class A 38,100 58,427
Xi'an Triangle Defense Co.,
Ltd., Class A 12,000 65,772
Xiandai Investment Co., Ltd.,
Class A 128,300 78,996
*Xiangcai Co., Ltd., Class A 87,200 137,863
Xiangpiaopiao Food Co., Ltd.,
Class A 22,400 42,729
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 54,300 111,704
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 51,300 103,393
Xianhe Co., Ltd., Class A 44,100 155,749
Ω*Xiaomi Corp., Class B 9,218,000 41,901,610
Xinfengming Group Co., Ltd.,
Class A 121,100 363,580
Xinhuanet Co., Ltd., Class A 21,840 78,546
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 40,400 94,850
Xinjiang Joinworld Co., Ltd.,
Class A 74,100 96,898
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 133,000 87,821
Shares Value
CHINA — (Continued)
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 18,600 $ 81,932
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 910,000 323,931
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 129,200 164,118
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 278,700 281,053
*Xinte Energy Co., Ltd., Class
H 291,200 283,754
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 129,800 135,751
Xinxiang Richful Lube Additive
Co., Ltd., Class A 19,800 172,299
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 151,900 110,353
#Xinyi Energy Holdings, Ltd. 2,491,515 386,024
#Xinyi Solar Holdings, Ltd. 3,509,988 1,519,106
*Xinzhi Group Co., Ltd., Class
A 24,200 89,750
*Xizang Tianlu Co., Ltd., Class
A 27,900 43,347
Xizang Zhufeng Resources
Co., Ltd., Class A 56,800 154,680
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 99,800 244,644
*XPeng, Inc., Class A 714,000 6,550,585
Xtep International Holdings,
Ltd. 2,104,608 1,385,160
Xuji Electric Co., Ltd., Class A 43,800 187,958
ΩYadea Group Holdings, Ltd. 893,444 1,262,996
Yangling Metron New Material,
Inc., Class A 25,060 60,998
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 170,000 1,821,965
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 30,500 380,850
Yankershop Food Co., Ltd.,
Class A 15,530 151,942
Yankuang Energy Group Co.,
Ltd., Class H 3,051,600 4,458,399
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 7,400 22,324
Yantai China Pet Foods Co.,
Ltd., Class A 17,400 124,380
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 21,800 43,184
Yantai Eddie Precision
Machinery Co., Ltd., Class A 44,100 140,586
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,900 671,590
Yantai North Andre Juice Co.,
Ltd., Class H 12,500 25,817
YanTai Shuangta Food Co.,
Ltd., Class A 85,600 64,157
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 48,609 122,304

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
YD Electronic Technology Co.,
Ltd., Class A 9,200 $ 83,843
#*Yeahka, Ltd. 106,000 108,447
Yealink Network Technology
Corp., Ltd., Class A 80,200 442,690
*Yechiu Metal Recycling
China, Ltd., Class A 203,800 135,157
YGSOFT, Inc., Class A 93,600 86,850
*Yibin Tianyuan Group Co.,
Ltd., Class A 111,900 97,391
Yifan Pharmaceutical Co., Ltd.,
Class A 52,000 90,964
Yifeng Pharmacy Chain Co.,
Ltd., Class A 86,759 298,170
Yihai International Holding,
Ltd. 428,000 805,614
*Yijiahe Technology Co., Ltd.,
Class A 16,400 73,609
Yinbang Clad Material Co.,
Ltd., Class A 59,400 128,177
Yindu Kitchen Equipment Co.,
Ltd. 25,020 58,093
Yingkou Jinchen Machinery
Co., Ltd. 10,400 71,485
Yixintang Pharmaceutical
Group Co., Ltd., Class A 66,900 135,315
Yizumi Holdings Co., Ltd.,
Class A 30,800 114,271
Yonfer Agricultural Technology
Co., Ltd., Class A 91,200 229,597
*Yonghui Superstores Co.,
Ltd., Class A 342,500 216,794
Yongjin Technology Group
Co., Ltd. 38,700 107,226
YongXing Special Materials
Technology Co., Ltd., Class A 30,600 220,763
*Yonyou Network Technology
Co., Ltd., Class A 96,600 210,952
Yotrio Group Co., Ltd., Class A 247,800 135,106
*Youcare Pharmaceutical
Group Co., Ltd. 22,087 77,084
#*Youdao, Inc., ADR 3,857 40,113
Youngor Fashion Co., Ltd.,
Class A 139,800 147,818
Youngy Co., Ltd., Class A 17,300 135,960
*Youzu Interactive Co., Ltd.,
Class A 47,400 82,440
YSB, Inc. 57,400 40,865
YTO Express Group Co., Ltd.,
Class A 113,000 274,400
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 37,900 57,303
Yuexiu Property Co., Ltd. 1,539,000 898,606
#Yuexiu Transport
Infrastructure, Ltd. 612,000 370,662
Yueyang Forest & Paper Co.,
Ltd., Class A 177,200 146,322
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 22,741 55,942
Yum China Holdings, Inc. 95,900 4,739,378
Shares Value
CHINA — (Continued)
Yum China Holdings, Inc. 213,850 $ 10,651,837
YUNDA Holding Group Co.,
Ltd., Class A 216,900 214,051
Yunnan Aluminium Co., Ltd.,
Class A 166,000 803,338
Yunnan Baiyao Group Co.,
Ltd., Class A 67,740 541,916
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 292,600 413,352
Yunnan Copper Co., Ltd.,
Class A 131,200 500,543
Yunnan Energy Investment
Co., Ltd., Class A 16,700 28,229
*Yunnan Energy New Material
Group Co., Ltd., Class A 41,200 302,215
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 26,500 133,962
Yunnan Nantian Electronics
Information Co., Ltd. 25,600 62,202
Yunnan Tin Co., Ltd., Class A 103,800 594,610
Yunnan Yuntianhua Co., Ltd.,
Class A 117,800 647,186
Yusys Technologies Co., Ltd.,
Class A 36,800 119,273
Yutong Bus Co., Ltd., Class A 48,000 213,370
Yutong Heavy Industries Co.,
Ltd. 32,900 58,546
*Zai Lab, Ltd. 550,400 925,356
*Zai Lab, Ltd., Sponsored ADR 31,115 516,509
Zangge Mining Co., Ltd., Class
A 26,600 330,238
Zanyu Technology Group Co.,
Ltd. 53,500 110,597
ZBOM Home Collection Co.,
Ltd., Class A 32,500 45,819
ZCZL Industrial Technology
Group Co., Ltd., Class H 191,400 540,646
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 19,200 443,037
Zhaojin Mining Industry Co.,
Ltd., Class H 1,274,500 5,907,641
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 38,900 81,647
Zhefu Holding Group Co., Ltd.,
Class A 305,500 213,590
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 56,600 138,013
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 60,040 85,250
*Zhejiang Century Huatong
Group Co., Ltd., Class A 182,700 519,349
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,500 344,232
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 14,900 171,350

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang China Commodities
City Group Co., Ltd., Class A 202,600 $ 468,953
Zhejiang Chint Electrics Co.,
Ltd., Class A 80,700 339,341
Zhejiang Communications
Technology Co., Ltd., Class A 155,080 92,584
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 170,400 110,555
Zhejiang Crystal-Optech Co.,
Ltd., Class A 87,310 299,311
Zhejiang Dafeng Industry Co.,
Ltd. 36,300 75,615
Zhejiang Dahua Technology
Co., Ltd., Class A 83,500 227,750
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 35,200 78,337
Zhejiang Dingli Machinery Co.,
Ltd., Class A 31,400 253,863
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 54,800 99,331
Zhejiang Expressway Co.,
Ltd., Class H 1,064,760 1,004,812
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 48,900 125,569
Zhejiang Gongdong Medical
Technology Co., Ltd. 14,280 38,847
*Zhejiang Great Southeast
Co., Ltd., Class A 139,300 69,737
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 84,400 123,844
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 151,100 156,071
Zhejiang Hailiang Co., Ltd.,
Class A 93,000 195,464
Zhejiang Hailide New Material
Co., Ltd., Class A 148,400 157,979
Zhejiang HangKe Technology,
Inc. Co., Class A 25,295 109,894
Zhejiang Hangmin Co., Ltd.,
Class A 116,651 128,040
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 52,500 47,808
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 55,900 84,437
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,100 152,160
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 95,500 215,968
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 34,600 80,486
Zhejiang Huangma
Technology Co., Ltd. 58,800 141,347
Shares Value
CHINA — (Continued)
*Zhejiang Huatong Meat
Products Co., Ltd. 80,800 $ 116,353
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 83,430 864,149
Zhejiang International Group
Co., Ltd. 46,100 82,832
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 196,300 333,789
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 19,900 106,753
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 21,200 116,105
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 23,400 69,312
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 61,100 391,318
Zhejiang Jingu Co., Ltd., Class
A 49,100 84,691
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 50,220 122,601
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 110,100 80,936
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 71,000 343,494
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 44,700 117,291
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 37,600 92,224
Zhejiang Juhua Co., Ltd.,
Class A 113,700 643,471
Zhejiang Lante Optics Co., Ltd. 22,689 149,981
Zhejiang Longsheng Group
Co., Ltd., Class A 117,500 257,268
Zhejiang Medicine Co., Ltd.,
Class A 58,100 124,871
Zhejiang Meida Industrial Co.,
Ltd., Class A 43,000 55,611
Zhejiang Meorient Commerce
& Exhibition, Inc. 19,240 38,999
*Zhejiang Narada Power
Source Co., Ltd., Class A 42,500 91,220
Zhejiang NHU Co., Ltd., Class
A 124,476 498,885
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 53,000 119,323
Zhejiang Runtu Co., Ltd.,
Class A 104,100 188,543
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 62,700 459,473
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 39,000 387,907
Zhejiang Semir Garment Co.,
Ltd., Class A 293,400 233,832

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 55,660 $ 43,639
#Zhejiang Shibao Co., Ltd.,
Class H 148,000 105,556
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 14,800 43,604
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 24,400 145,776
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 28,252 100,550
Zhejiang Southeast Space
Frame Co., Ltd., Class A 95,900 82,776
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,600 55,252
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 88,200 84,123
Zhejiang Supor Co., Ltd.,
Class A 32,900 204,320
Zhejiang Taihua New Material
Group Co., Ltd., Class A 101,700 135,770
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 103,700 92,343
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 25,500 95,378
Zhejiang Tony Electronic Co.,
Ltd., Class A 16,400 39,919
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 101,100 223,833
Zhejiang Wanliyang Co., Ltd.,
Class A 70,000 99,895
Zhejiang Wanma Co., Ltd.,
Class A 55,200 132,217
Zhejiang Wansheng Co., Ltd.,
Class A 44,300 77,303
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 110,230 436,715
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 54,700 82,231
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 99,500 178,208
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 32,425 132,941
Zhejiang XCC Group Co., Ltd. 18,200 198,565
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 99,100 130,873
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 67,440 125,153
Zhejiang Xinao Textiles, Inc. 83,400 111,099
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 21,700 89,937
Zhejiang Yankon Group Co.,
Ltd., Class A 100 53
Shares Value
CHINA — (Continued)
Zhejiang Yasha Decoration
Co., Ltd., Class A 104,200 $ 63,108
Zhejiang Yinlun Machinery
Co., Ltd., Class A 46,400 246,241
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 26,600 67,961
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 27,400 112,496
*Zhejiang Yongtai Technology
Co., Ltd., Class A 39,600 146,122
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 13,640 102,644
Zhende Medical Co., Ltd.,
Class A 23,800 235,456
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 85,800 56,037
Zhengzhou GL Tech Co., Ltd. 21,400 69,791
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 123,600 94,594
Zheshang Development Group
Co., Ltd. 51,800 46,425
Zheshang Securities Co., Ltd.,
Class A 194,500 299,390
*Zhewen Interactive Group
Co., Ltd., Class A 51,100 96,373
*Zhong An Group, Ltd. 3,000 49
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 810,100 1,726,067
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 119,000 177,183
Zhongji Innolight Co., Ltd.,
Class A 47,580 4,442,251
Zhongjin Gold Corp., Ltd.,
Class A 205,100 1,088,745
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 24,300 121,268
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 104,800 159,809
Zhongsheng Group Holdings,
Ltd. 561,000 836,863
Zhongtai Securities Co., Ltd.,
Class A 119,400 109,759
*<Zhongtian Financial Group
Co., Ltd., Class A 156,600 –
Zhongtong Bus Holding Co.,
Ltd., Class A 41,900 69,680
ZhongYeDa Electric Co., Ltd.,
Class A 46,800 65,777
#Zhongyu Energy Holdings,
Ltd. 38,000 13,867
Zhongyuan Environment-
Protection Co., Ltd., Class A 82,701 103,030
ΩZhou Hei Ya International
Holdings Co., Ltd. 865,500 181,751

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Zhuhai Enpower Electric Co.,
Ltd. 24,400 $ 87,894
Zhuhai Huafa Properties Co.,
Ltd., Class A 81,100 49,701
Zhuhai Port Co., Ltd., Class A 79,000 62,393
Zhuzhou CRRC Times Electric
Co., Ltd. 388,300 2,122,059
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 24,000 171,801
Zhuzhou Kibing Group Co.,
Ltd., Class A 217,600 219,438
*Zhuzhou Smelter Group Co.,
Ltd. 78,100 257,626
Zhuzhou Times New Material
Technology Co., Ltd., Class A 62,600 131,571
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 131,100 111,273
Zijin Mining Group Co., Ltd.,
Class H 4,736,000 25,409,222
ZJAMP Group Co., Ltd., Class
A 53,100 83,416
Ω#ZJLD Group, Inc. 18,000 20,743
ZJMI Environmental Energy
Co., Ltd., Class A 47,100 93,098
Zkteco Co., Ltd., Class A 18,900 103,672
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,244,000 1,396,965
#ZTE Corp., Class H 668,800 2,426,955
ZTO Express Cayman, Inc. 380,550 8,459,157
ZTO Express Cayman, Inc.,
Sponsored ADR 7,500 164,475
TOTAL CHINA 2,146,970,484
COLOMBIA — (0.1%)
Celsia SA 38,592 55,319
Cementos Argos SA 241,049 907,824
Grupo Argos SA 50,083 255,769
Grupo Cibest SA 3,734 84,967
Grupo Cibest SA, ADR 80,610 6,581,807
Grupo de Inversiones
Suramericana SA 24,428 416,060
Grupo Energia Bogota SA ESP 94,774 84,584
Interconexion Electrica SA
ESP 185,282 1,529,904
Mineros SA 37,893 198,060
Promigas SA ESP 284 532
TOTAL COLOMBIA 10,114,826
CZECHIA — (0.1%)
CEZ A/S 81,416 4,700,536
Komercni Banka A/S 48,447 2,948,656
ΩMoneta Money Bank A/S 92,436 930,885
TOTAL CZECHIA 8,580,077
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 1,387,039 3,675,653
TOTAL EGYPT 3,675,653
GREECE — (0.6%)
Aegean Airlines SA 36,596 651,308
Shares Value
GREECE — (Continued)
*Aktor SA Holding Company
Technical And Energy Projects 22,613 $ 292,690
Alpha Bank SA 1,648,559 7,942,925
Athens International Airport SA 5,870 79,120
Athens Water Supply &
Sewage Co. SA 5,676 48,618
Autohellas Tourist and Trading
SA 2,934 45,306
Avax SA 51,491 206,434
Bank of Greece 710 14,528
Cenergy Holdings SA 1,156 26,680
ElvalHalcor SA 7,740 42,633
Eurobank SA 1,273,117 6,262,746
Fourlis Holdings SA 14,996 78,675
GEK TERNA SA 24,520 969,622
Hellenic Telecommunications
Organization SA 93,890 1,761,457
HELLENiQ ENERGY Holdings
S.A. 50,122 540,825
Holding Co. ADMIE IPTO SA 113,612 414,938
*Ideal Holdings SA 1,697 12,537
JUMBO SA 65,817 1,960,619
Kri-Kri Milk Industry SA 913 23,570
*LAMDA Development SA 23,022 193,909
*Metlen Energy & Metals PLC 79,106 4,330,888
Motor Oil Hellas Corinth
Refineries SA 34,214 1,382,268
National Bank of Greece SA 452,260 8,024,766
OPAP SA 95,716 1,935,773
Optima bank SA 12,807 131,943
*Piraeus Bank SA 589,078 5,963,803
Piraeus Port Authority SA 1,519 71,922
Plastika Kritis SA 17 299
Public Power Corp. SA 118,733 2,819,376
Quest Holdings SA 2,014 16,868
Sarantis SA 12,339 199,049
Titan SA 27,134 1,830,281
TOTAL GREECE 48,276,376
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 494,000 65,152
TOTAL HONG KONG 65,152
HUNGARY — (0.2%)
*4iG Nyrt 7,228 89,313
MOL Hungarian Oil & Gas PLC 230,945 2,835,645
Opus Global Nyrt 61,171 105,114
OTP Bank Nyrt 107,006 13,553,224
Richter Gedeon Nyrt 21,145 711,499
TOTAL HUNGARY 17,294,795
INDIA — (14.1%)
360 ONE WAM, Ltd. 118,725 1,464,001
3M India, Ltd. 884 330,488
Aarti Drugs, Ltd. 34,139 141,418
Aarti Industries, Ltd. 132,105 534,164
Aarti Pharmalabs, Ltd. 43,075 352,701
ABB India, Ltd. 28,315 1,717,138
ACC, Ltd. 53,910 959,318

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Accelya Solutions India, Ltd. 2,589 $ 36,287
Action Construction
Equipment, Ltd. 34,913 322,420
Acutaas Chemicals, Ltd. 1,104 22,953
*Adani Energy Solutions, Ltd. 154,875 1,506,532
*Adani Enterprises, Ltd. 5,607 68,293
Adani Enterprises, Ltd. 46,726 1,026,283
*Adani Green Energy, Ltd. 121,569 1,126,384
Adani Ports & Special
Economic Zone, Ltd. 353,844 5,461,478
*Adani Power, Ltd. 2,213,071 3,257,025
Adani Total Gas, Ltd. 73,611 421,680
ADF Foods, Ltd. 22,770 43,544
*Aditya Birla Fashion and
Retail, Ltd. 310,112 223,884
*Aditya Birla Lifestyle Brands,
Ltd. 252,148 287,899
Aditya Birla Real Estate, Ltd. 32,838 452,084
Aditya Birla Sun Life Asset
Management Co., Ltd. 8,742 72,174
ΩAditya Vision, Ltd. 34,882 189,602
Advanced Enzyme
Technologies, Ltd. 37,628 121,408
*Advent Hotels International
Pvt, Ltd. 13,951 30,288
Aegis Logistics, Ltd. 99,301 788,579
Aeroflex Industries, Ltd. 43,695 84,637
*Aether Industries, Ltd. 19,881 216,560
*Affle 3i, Ltd. 16,371 275,355
AGI Greenpac, Ltd. 18,822 127,874
Ahluwalia Contracts India, Ltd. 25,431 238,849
AIA Engineering, Ltd. 20,603 893,441
Ajanta Pharma, Ltd. 34,908 1,055,693
Ajmera Realty & Infra India,
Ltd. 47,260 77,784
Akzo Nobel India, Ltd. 8,240 250,817
Alembic Pharmaceuticals, Ltd. 37,087 315,766
Alembic, Ltd. 69,654 70,368
Alkem Laboratories, Ltd. 26,828 1,655,833
Alkyl Amines Chemicals 5,585 95,359
*Allcargo Logistics, Ltd. 227,709 25,720
*Allcargo Worldwide, Ltd. 227,709 57,603
Allied Digital Services, Ltd. 11,155 15,141
Amara Raja Energy & Mobility,
Ltd. 173,238 1,580,823
*Amber Enterprises India, Ltd. 17,108 1,063,072
Ambika Cotton Mills, Ltd. 940 13,163
Ambuja Cements, Ltd. 472,713 2,621,601
Amrutanjan Health Care, Ltd. 2,397 15,211
Anant Raj, Ltd. 94,579 518,507
Andhra Paper, Ltd. 21,504 15,174
Angel One, Ltd. 44,341 1,224,797
*Antelopus Selan Energy, Ltd. 7,316 43,803
Ω*Antony Waste Handling
Cell, Ltd. 13,054 80,038
Anup Engineering, Ltd. (The) 7,744 149,109
Anupam Rasayan India, Ltd. 17,819 241,228
Apar Industries, Ltd. 18,582 1,614,834
Apcotex Industries, Ltd. 3,041 12,301
Shares Value
INDIA — (Continued)
APL Apollo Tubes, Ltd. 135,073 $ 3,003,874
Apollo Hospitals Enterprise,
Ltd. 78,142 5,912,840
Apollo Pipes, Ltd. 2,123 6,191
Apollo Tyres, Ltd. 631,213 3,377,105
Artemis Medicare Services,
Ltd. 10,016 26,998
Arvind Fashions, Ltd. 80,441 411,660
Arvind, Ltd. 145,720 494,802
Asahi India Glass, Ltd. 57,150 622,398
Ashapura Minechem, Ltd. 59,801 425,652
Ashiana Housing, Ltd. 17,770 57,084
Ashok Leyland, Ltd. 2,933,341 6,272,144
*Ashoka Buildcon, Ltd. 147,985 239,656
*Asian Granito India, Ltd. 24,405 18,439
Asian Paints, Ltd. 189,397 4,999,731
Associated Alcohols &
Breweries, Ltd. 3,930 35,915
ΩAster DM Healthcare, Ltd. 134,309 806,183
Astra Microwave Products, Ltd. 47,169 503,854
Astral, Ltd. 72,408 1,162,306
AstraZeneca Pharma India,
Ltd. 3,456 321,226
Atul, Ltd. 8,821 595,738
ΩAU Small Finance Bank, Ltd. 245,110 2,617,571
AurionPro Solutions, Ltd. 11,462 112,492
Aurobindo Pharma, Ltd. 220,250 2,891,653
Automotive Axles, Ltd. 1,014 20,654
Avantel, Ltd. 86,429 146,028
Avanti Feeds, Ltd. 40,414 350,200
Ω*Avenue Supermarts, Ltd. 59,484 2,385,827
*AvenuesAI, Ltd. 997,661 176,567
*AWL Agri Business, Ltd. 222,433 517,396
Axis Bank, Ltd. 1,449,604 21,595,731
*AXISCADES Technologies,
Ltd. 15,760 209,671
Bajaj Auto, Ltd. 38,758 4,043,809
*Bajaj Consumer Care, Ltd. 64,571 238,243
Bajaj Finserv, Ltd. 189,539 4,023,306
*Bajaj Hindusthan Sugar, Ltd. 608,404 108,536
Balaji Amines, Ltd. 7,262 88,182
Balkrishna Industries, Ltd. 52,075 1,305,335
Balmer Lawrie & Co., Ltd. 56,447 105,625
Balrampur Chini Mills, Ltd. 203,537 930,091
Balu Forge Industries, Ltd. 26,702 122,527
Banco Products India, Ltd. 45,787 295,466
ΩBandhan Bank, Ltd. 682,084 1,146,724
Bank of Baroda 843,717 2,746,122
Bank of India 522,802 932,646
Bank of Maharashtra 665,535 472,232
BASF India, Ltd. 7,832 310,470
Bata India, Ltd. 41,837 391,184
Bayer CropScience, Ltd. 11,108 539,318
BEML, Ltd. 28,597 557,997
Berger Paints India, Ltd. 114,868 578,039
*BF Utilities, Ltd. 18,863 106,447
Bhansali Engineering
Polymers, Ltd. 97,934 87,897
Bharat Bijlee, Ltd. 5,541 169,252

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Bharat Dynamics, Ltd. 49,278 $ 824,019
Bharat Electronics, Ltd. 2,516,258 12,282,102
Bharat Forge, Ltd. 220,636 3,457,260
Bharat Heavy Electricals, Ltd. 797,730 2,278,176
Bharat Petroleum Corp., Ltd. 1,118,962 4,433,881
Bharat Rasayan, Ltd. 1,448 29,381
Bharti Airtel, Ltd. 1,631,187 34,910,372
Biocon, Ltd. 386,976 1,543,066
Birla Corp., Ltd. 23,271 267,096
BirlaNu, Ltd. 909 15,688
Birlasoft, Ltd. 154,736 703,219
Black Box, Ltd. 31,567 176,799
Bliss Gvs Pharma, Ltd. 38,851 74,642
BLS International Services,
Ltd. 110,954 310,532
Blue Dart Express, Ltd. 5,824 347,715
Blue Star, Ltd. 76,365 1,508,331
*Bluspring Enterprises, Ltd. 54,153 35,116
Bombay Burmah Trading Co. 20,001 373,830
Bombay Dyeing &
Manufacturing Co., Ltd. 87,595 109,918
*Borosil Renewables, Ltd. 25,828 138,690
*Borosil Scientific, Ltd. 1,816 2,159
*Borosil, Ltd. 13,084 35,659
Bosch, Ltd. 3,552 1,410,567
Brigade Enterprises, Ltd. 91,325 746,832
*Brightcom Group, Ltd. 1,420,155 142,035
Britannia Industries, Ltd. 81,047 5,163,484
BSE, Ltd. 161,994 4,925,639
*Camlin Fine Sciences, Ltd. 77,805 122,872
Campus Activewear, Ltd. 91,503 251,817
Canara Bank 1,817,664 2,913,005
Cantabil Retail India, Ltd. 20,138 64,220
*Capacit'e Infraprojects, Ltd. 38,926 94,049
Caplin Point Laboratories, Ltd. 15,530 299,483
Carborundum Universal, Ltd. 27,643 236,876
Care Ratings, Ltd. 15,656 272,724
*Cartrade Tech, Ltd. 40,977 1,180,164
Carysil, Ltd. 16,238 140,222
Castrol India, Ltd. 317,487 635,578
CCL Products India, Ltd. 62,739 661,918
CE Info Systems, Ltd. 14,063 201,938
Ceat, Ltd. 25,377 1,037,784
Cello World, Ltd. 1,647 8,932
Cemindia Projects, Ltd. 64,957 451,548
Central Depository Services
India, Ltd. 86,202 1,237,167
Centum Electronics, Ltd. 2,351 59,407
Century Enka, Ltd. 1,392 6,547
Century Plyboards India, Ltd. 31,965 279,315
Cera Sanitaryware, Ltd. 4,016 218,291
CESC, Ltd. 402,735 657,423
CG Power & Industrial
Solutions, Ltd. 397,358 2,522,918
Chalet Hotels, Ltd. 13,262 125,602
Chambal Fertilisers and
Chemicals, Ltd. 158,976 762,670
*Chemplast Sanmar, Ltd. 7,572 21,423
Chennai Petroleum Corp., Ltd. 45,085 424,469
Shares Value
INDIA — (Continued)
*Choice International, Ltd. 41,949 $ 349,113
CIE Automotive India, Ltd. 76,964 349,899
*Cigniti Technologies, Ltd. 8,067 141,858
Cipla, Ltd. 447,838 6,445,849
City Union Bank, Ltd. 322,373 1,057,492
Clean Science & Technology,
Ltd. 24,874 232,820
CMS Info Systems, Ltd. 168,705 578,352
Coal India, Ltd. 977,184 4,682,091
ΩCochin Shipyard, Ltd. 56,470 1,018,992
Ω*Coffee Day Enterprises,
Ltd., Class A 51,452 17,009
Coforge, Ltd. 274,640 4,937,623
*Cohance Lifesciences, Ltd. 54,116 224,318
Colgate-Palmolive India, Ltd. 93,575 2,150,686
Computer Age Management
Services, Ltd. 182,899 1,381,970
Concord Biotech, Ltd. 7,302 93,288
Container Corp. of India, Ltd. 186,393 1,017,702
Coromandel International, Ltd. 95,025 2,357,973
Cosmo First, Ltd. 12,233 79,193
Craftsman Automation, Ltd. 7,570 602,144
CRISIL, Ltd. 10,983 556,878
Crompton Greaves Consumer
Electricals, Ltd. 531,381 1,279,243
*CSB Bank, Ltd. 47,427 225,850
Cummins India, Ltd. 99,396 4,443,713
Cyient, Ltd. 63,676 787,821
Ω*D P Abhushan, Ltd. 4,331 59,974
Dabur India, Ltd. 332,730 1,832,434
*Dalmia Bharat Refractories,
Ltd. 235 –
Dalmia Bharat Sugar &
Industries, Ltd. 3,126 9,373
Dalmia Bharat, Ltd. 45,712 1,026,424
Data Patterns India, Ltd. 426 12,373
Datamatics Global Services,
Ltd. 13,080 99,599
DB Corp., Ltd. 29,354 77,097
DCB Bank, Ltd. 249,603 541,793
*DCM Shriram Fine
Chemicals, Ltd. 12,038 7,928
DCM Shriram Industries, Ltd. 12,038 4,979
*DCM Shriram International,
Ltd. 12,038 7,928
DCM Shriram, Ltd. 13,998 179,229
DCW, Ltd. 124,925 62,294
Deep Industries, Ltd. 19,087 77,157
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 68,535 786,620
Deepak Nitrite, Ltd. 79,165 1,413,545
*Delhivery, Ltd. 398,374 1,831,687
Delta Corp., Ltd. 127,312 89,297
*Devyani International, Ltd. 256,367 323,791
*Dhanlaxmi Bank, Ltd. 144,482 37,916
Dhanuka Agritech, Ltd. 8,701 105,817
*Digitide Solutions, Ltd. 54,153 67,530
ΩDilip Buildcon, Ltd. 33,532 167,045
*Dish TV India, Ltd. 758,352 28,689

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
*Dishman Carbogen Amcis,
Ltd. 53,205 $ 126,362
Divi's Laboratories, Ltd. 65,387 4,301,201
Dixon Technologies India, Ltd. 30,306 3,441,516
DLF, Ltd. 506,132 3,498,012
D-Link India, Ltd. 7,211 32,332
Dodla Dairy, Ltd. 7,723 99,514
Dollar Industries, Ltd. 10,607 36,242
ΩDr. Lal PathLabs, Ltd. 53,348 817,437
Dr. Reddy's Laboratories, Ltd. 93,587 1,239,281
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 410,453 5,508,279
*Dredging Corp. of India, Ltd. 6,797 83,182
Dwarikesh Sugar Industries,
Ltd. 110,937 42,500
Dynacons Systems &
Solutions Ltd, Class H 2,494 24,810
eClerx Services, Ltd. 20,378 1,030,381
Eicher Motors, Ltd. 109,303 8,463,222
*EID Parry India, Ltd. 71,906 721,581
EIH Associated Hotels 5,056 18,262
EIH, Ltd. 35,952 122,937
Elecon Engineering Co., Ltd. 80,322 356,346
Electrosteel Castings, Ltd. 250,230 193,465
Elgi Equipments, Ltd. 153,262 718,430
Emami, Ltd. 175,007 920,434
*Embassy Developments, Ltd. 378,421 272,459
Emcure Pharmaceuticals, Ltd. 5,531 88,015
ΩEndurance Technologies,
Ltd. 17,609 464,558
Engineers India, Ltd. 246,753 462,644
Epigral, Ltd. 13,465 152,687
EPL, Ltd. 154,795 322,977
Ω*Equitas Small Finance
Bank, Ltd. 453,207 345,420
ΩEris Lifesciences, Ltd. 35,136 525,393
ESAB India, Ltd. 286 17,326
Escorts Kubota, Ltd. 32,033 1,177,303
*Eternal, Ltd. 2,716,202 8,078,846
*Ethos, Ltd. 1,692 46,948
*Eureka Forbes, Ltd. 42,205 249,732
Eveready Industries India, Ltd. 29,370 107,534
Everest Kanto Cylinder, Ltd. 33,468 39,712
Exide Industries, Ltd. 356,901 1,247,771
*FDC, Ltd. 35,850 147,219
Federal Bank, Ltd. 2,564,370 8,021,715
*Federal-Mogul Goetze India,
Ltd. 8,200 38,496
FIEM Industries, Ltd. 12,310 290,435
Filatex India, Ltd. 136,508 68,204
Fine Organic Industries, Ltd. 5,518 254,540
Fineotex Chemical, Ltd. 301,760 73,220
*Fino Payments Bank, Ltd. 19,103 44,909
Finolex Cables, Ltd. 52,559 412,673
Finolex Industries, Ltd. 181,315 347,758
Firstsource Solutions, Ltd. 253,581 881,727
Force Motors, Ltd. 4,767 994,728
Fortis Healthcare, Ltd. 324,674 3,005,407
Shares Value
INDIA — (Continued)
*FSN E-Commerce Ventures,
Ltd. 702,167 $ 1,812,906
G R Infraprojects, Ltd. 3,102 32,520
Gabriel India, Ltd. 72,582 736,492
GAIL India, Ltd. 1,792,336 3,259,572
Galaxy Surfactants, Ltd. 5,752 113,411
Ganesh Housing, Ltd. 10,039 79,745
Ganesha Ecosphere, Ltd. 10,593 78,906
Garden Reach Shipbuilders &
Engineers, Ltd. 25,763 774,171
Garware Hi-Tech Films, Ltd. 6,651 217,821
Garware Technical Fibres, Ltd. 33,517 238,513
Gateway Distriparks, Ltd. 180,215 114,805
GE Vernova T&D India, Ltd. 58,388 2,050,395
*Genesys International Corp.,
Ltd. 20,836 70,671
Genus Power Infrastructures,
Ltd. 54,697 168,097
Geojit Financial Services, Ltd. 30,472 22,463
GHCL, Ltd. 132,206 762,731
Gillette India, Ltd. 5,460 522,302
ΩGland Pharma, Ltd. 26,428 530,528
GlaxoSmithKline
Pharmaceuticals, Ltd. 21,405 558,840
Glenmark Pharmaceuticals,
Ltd. 121,282 2,657,887
Global Health, Ltd. 67,892 777,764
Globus Spirits, Ltd. 13,743 138,808
GMM Pfaudler, Ltd. 25,669 272,100
*GMR Airports, Ltd. 1,900,889 1,940,203
*GMR Power and Urban Infra,
Ltd. 102 112
*Go Fashion India, Ltd. 6,195 26,107
Godawari Power and Ispat,
Ltd. 224,494 606,460
Godfrey Phillips India, Ltd. 27,406 606,440
ΩGodrej Agrovet, Ltd. 39,357 228,280
Godrej Consumer Products,
Ltd. 231,381 2,902,969
*Godrej Industries, Ltd. 18,465 195,535
*Godrej Properties, Ltd. 102,291 1,753,417
*Gokaldas Exports, Ltd. 38,939 232,840
*Gokul Agro Resources, Ltd. 47,530 83,669
Goldiam International, Ltd. 28,217 95,445
Goodluck India, Ltd. 13,375 162,659
Granules India, Ltd. 574,743 3,565,141
Graphite India, Ltd. 59,726 400,803
Grasim Industries, Ltd. 218,095 6,683,623
Gravita India, Ltd. 29,468 513,966
Great Eastern Shipping Co.,
Ltd. (The) 87,846 1,148,265
Greaves Cotton, Ltd. 80,814 143,420
Greenlam Industries, Ltd. 9,844 25,676
Greenpanel Industries, Ltd. 50,949 126,886
Greenply Industries, Ltd. 44,326 108,469
Grindwell Norton, Ltd. 23,215 389,510
Gufic Biosciences, Ltd. 5,649 18,868
Gujarat Alkalies & Chemicals,
Ltd. 13,196 65,408

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Gujarat Ambuja Exports, Ltd. 121,485 $ 186,228
Gujarat Fluorochemicals, Ltd. 17,856 592,725
Gujarat Gas, Ltd. 33,184 153,443
Gujarat Industries Power Co.,
Ltd. 48,338 73,988
Gujarat Mineral Development
Corp., Ltd. 69,778 438,258
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 72,555 368,188
Gujarat Pipavav Port, Ltd. 275,236 499,801
Gujarat State Petronet, Ltd. 173,303 573,862
Gulf Oil Lubricants India, Ltd. 11,388 134,917
Happiest Minds Technologies,
Ltd. 51,245 230,300
Hariom Pipe Industries, Ltd. 1,563 7,033
ΩHarsha Engineers
International, Ltd. 11,536 47,053
Hatsun Agro Product, Ltd. 5,991 57,300
Havells India, Ltd. 157,861 2,205,206
HBL Engineering, Ltd. 90,970 774,932
HCL Technologies, Ltd. 540,312 9,959,538
ΩHDFC Asset Management
Co., Ltd. 146,979 4,019,623
HDFC Bank, Ltd. 2,663,450 26,905,948
HDFC Bank, Ltd., Sponsored
ADR 1,134,454 36,733,621
ΩHDFC Life Insurance Co.,
Ltd. 488,413 3,881,287
*HealthCare Global
Enterprises, Ltd. 41,259 265,551
HEG, Ltd. 67,848 399,768
HeidelbergCement India, Ltd. 43,635 80,788
Heritage Foods, Ltd. 45,613 178,064
Hero MotoCorp, Ltd. 99,936 6,012,185
Hester Biosciences, Ltd. 401 6,468
*Heubach Colorants India, Ltd. 373 1,534
HFCL, Ltd. 608,556 453,899
HG Infra Engineering, Ltd. 18,552 129,428
Hikal, Ltd. 36,001 75,370
Himadri Speciality Chemical,
Ltd. 152,675 764,724
Himatsingka Seide, Ltd. 57,255 64,526
Hindalco Industries, Ltd. 1,319,726 13,810,227
Hindustan Aeronautics, Ltd. 117,557 5,903,441
Hindustan Copper, Ltd. 284,869 2,124,111
*Hindustan Foods, Ltd. 20,299 102,546
*Hindustan Oil Exploration
Co., Ltd. 60,972 103,309
Hindustan Petroleum Corp.,
Ltd. 748,928 3,476,475
Hindustan Unilever, Ltd. 401,957 10,369,278
*Hindware Home Innovation,
Ltd. 9,592 23,196
Hitachi Energy India, Ltd. 5,876 1,204,871
HI-Tech Pipes, Ltd. 91,931 74,434
HLE Glascoat, Ltd. 12,522 51,885
Honda India Power Products,
Ltd. 897 19,869
Shares Value
INDIA — (Continued)
Housing & Urban Development
Corp., Ltd. 41,441 $ 86,340
HPL Electric & Power, Ltd. 14,948 53,853
*Hubtown, Ltd. 57,352 128,648
I G Petrochemicals, Ltd. 1,953 7,684
ICICI Bank, Ltd. 653,519 9,626,506
ICICI Bank, Ltd., Sponsored
ADR 1,458,987 42,733,729
ΩICICI Lombard General
Insurance Co., Ltd. 172,649 3,404,838
ΩICICI Prudential Life
Insurance Co., Ltd. 128,344 888,554
ICRA, Ltd. 439 30,097
*ideaForge Technology, Ltd. 5,003 25,100
IDFC First Bank, Ltd. 3,583,685 3,256,142
*IFB Industries, Ltd. 8,918 108,746
IIFL Capital Services, Ltd. 129,531 465,460
*Imagicaaworld Entertainment,
Ltd. 97,959 54,066
*India Cements, Ltd. (The) 431,424 2,146,626
India Glycols, Ltd. 20,220 193,171
India Nippon Electricals, Ltd. 2,785 21,331
India Pesticides, Ltd. 6,557 11,207
ΩIndiaMart InterMesh, Ltd. 18,102 433,307
Indian Bank 222,765 2,207,853
ΩIndian Energy Exchange,
Ltd. 328,789 453,183
Indian Hotels Co., Ltd. (The),
Class A 562,577 4,122,965
Indian Hume Pipe Co., Ltd.
(The) 5,414 22,530
Indian Metals & Ferro Alloys,
Ltd. 15,592 197,605
Indian Oil Corp., Ltd. 1,765,975 3,133,880
Indian Railway Catering &
Tourism Corp., Ltd. 186,963 1,266,338
Indigo Paints, Ltd. 19,179 217,753
Indo Count Industries, Ltd. 60,831 155,901
Indoco Remedies, Ltd. 12,275 29,025
Indraprastha Gas, Ltd. 427,285 826,305
Indraprastha Medical Corp.,
Ltd. 49,896 196,980
*Indus Towers, Ltd. 1,403,678 6,779,770
*IndusInd Bank, Ltd. 377,525 3,677,675
Info Edge India, Ltd. 287,962 3,911,181
Infosys, Ltd. 979,758 17,478,276
#Infosys, Ltd., Sponsored ADR 1,364,491 23,987,752
Ingersoll Rand India, Ltd. 5,769 209,669
*Inox Green Energy Services,
Ltd. 91,889 169,768
INOX India, Ltd. 6,575 79,754
*Inox Wind, Ltd. 454,527 533,351
Intellect Design Arena, Ltd. 87,449 868,620
ΩInterGlobe Aviation, Ltd. 151,309 7,560,721
IOL Chemicals and
Pharmaceuticals, Ltd. 143,172 115,222
ION Exchange India, Ltd. 63,737 245,421
Ipca Laboratories, Ltd. 295,402 4,723,221

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
IRB Infrastructure Developers,
Ltd. 1,204,563 $ 544,091
ΩIRCON International, Ltd. 258,987 461,735
ISGEC Heavy Engineering,
Ltd. 19,033 156,350
*ITC Hotels, Ltd. 239,380 470,394
ITC, Ltd. 2,034,213 7,124,030
J Kumar Infraprojects, Ltd. 32,997 205,022
*Jai Balaji Industries, Ltd. 61,625 45,441
Jai Corp., Ltd. 31,840 39,030
*Jain Irrigation Systems, Ltd. 287,015 113,792
*Jaiprakash Power Ventures,
Ltd. 2,630,856 434,436
Jammu & Kashmir Bank, Ltd.
(The) 371,487 422,866
Jamna Auto Industries, Ltd. 199,520 269,736
Jash Engineering, Ltd. 30,230 127,115
JB Chemicals &
Pharmaceuticals, Ltd. 73,081 1,485,255
JBM Auto, Ltd. 35,818 219,629
Jindal Drilling & Industries, Ltd. 3,762 19,633
Jindal Poly Films, Ltd. 3,714 15,837
Jindal Saw, Ltd. 200,568 383,246
Jindal Stainless, Ltd. 332,360 2,971,955
Jindal Steel, Ltd. 285,328 3,511,252
*Jindal Worldwide, Ltd. 29,485 8,113
JK Cement, Ltd. 30,345 1,822,102
JK Lakshmi Cement, Ltd. 51,421 433,840
JK Paper, Ltd. 65,585 233,108
JK Tyre & Industries, Ltd. 110,373 623,572
JSW Energy, Ltd. 352,437 1,761,658
JSW Steel, Ltd. 419,551 5,538,826
JTEKT India, Ltd. 53,689 79,862
Jubilant Foodworks, Ltd. 301,668 1,630,048
Jubilant Ingrevia, Ltd. 69,173 477,697
Jubilant Pharmova, Ltd. 50,318 537,108
Jupiter Wagons, Ltd. 36,637 128,804
Jyothy Labs, Ltd. 102,326 276,651
*Jyoti Structures, Ltd. 520,223 54,518
Kajaria Ceramics, Ltd. 67,731 664,443
Kalpataru Projects
International, Ltd. 71,933 894,593
Kalyan Jewellers India, Ltd. 181,742 714,521
Kalyani Steels, Ltd. 17,423 134,611
Kansai Nerolac Paints, Ltd. 53,622 134,184
Karnataka Bank, Ltd. (The) 176,775 349,851
Karur Vysya Bank, Ltd. (The) 418,465 1,371,114
Kaveri Seed Co., Ltd. 19,814 202,152
KCP, Ltd. (The) 57,457 110,095
KDDL, Ltd. 3,485 87,607
KEC International, Ltd. 86,892 630,194
KEI Industries, Ltd. 134,856 5,895,034
*Kellton Tech Solutions, Ltd. 322,515 54,379
Kennametal India, Ltd. 8 170
*Kernex Microsystems India,
Ltd. 328 4,485
Kewal Kiran Clothing, Ltd. 5,835 29,188
KFin Technologies, Ltd. 83,207 917,210
*Kiri Industries, Ltd. 34,205 172,368
Shares Value
INDIA — (Continued)
Kirloskar Brothers, Ltd. 20,448 $ 348,174
Kirloskar Ferrous Industries,
Ltd. 33,030 160,792
Kirloskar Oil Engines, Ltd. 94,174 1,201,905
Kirloskar Pneumatic Co., Ltd. 27,277 338,340
Kitex Garments, Ltd. 55,726 103,549
*Knowledge Marine &
Engineering Works, Ltd. 6,085 118,111
KNR Constructions, Ltd. 130,608 210,322
*Kolte-Patil Developers, Ltd. 15,887 64,386
Kotak Mahindra Bank, Ltd. 2,968,645 13,167,084
ΩKPI Green Energy, Ltd. 20,309 87,374
KPIT Technologies, Ltd. 140,175 1,587,698
KPR Mill, Ltd. 65,135 615,716
KRBL, Ltd. 55,854 207,872
Ω*Krishna Institute of Medical
Sciences, Ltd. 103,455 679,016
Krsnaa Diagnostics, Ltd. 17,480 135,317
KSB, Ltd. 23,792 183,172
*Kwality Wall's India, Ltd. 401,471 175,449
ΩL&T Technology Services,
Ltd. 10,758 435,384
LA Opala RG, Ltd. 9,940 20,939
Larsen & Toubro, Ltd. 382,218 16,339,131
ΩLaurus Labs, Ltd. 248,443 2,606,305
Laxmi Organic Industries, Ltd. 58,704 90,487
Ω*Lemon Tree Hotels, Ltd. 362,754 509,068
LG Balakrishnan & Bros, Ltd. 7,651 142,070
Linde India, Ltd. 8,548 558,204
Lloyds Engineering Works, Ltd. 211,929 102,753
Lloyds Engineering Works, Ltd. 120,629 58,487
Lloyds Enterprises, Ltd. 3,993 2,524
Lloyds Metals & Energy, Ltd. 30,234 362,792
LMW, Ltd. 274 44,442
ΩLodha Developers, Ltd. 128,074 1,352,617
LT Foods, Ltd. 128,686 521,529
ΩLTIMindtree, Ltd. 58,812 3,819,783
Lumax Auto Technologies, Ltd. 25,977 380,699
Lumax Industries, Ltd. 1,788 94,602
Lupin, Ltd. 235,286 5,506,441
LUX Industries, Ltd. 5,686 57,591
Madhya Bharat Agro Products,
Ltd. 18,948 84,691
Mahanagar Gas, Ltd. 39,177 448,382
Maharashtra Seamless, Ltd. 36,073 203,958
Mahindra & Mahindra, Ltd. 659,352 24,598,605
*Mahindra Holidays & Resorts
India, Ltd. 46,587 149,808
Mahindra Lifespace
Developers, Ltd. 16,077 64,186
ΩMahindra Logistics, Ltd. 28,287 110,919
*Man Industries India, Ltd. 31,101 110,052
Man Infraconstruction, Ltd. 84,463 101,085
Manali Petrochemicals, Ltd. 27,903 17,448
Mangalam Cement, Ltd. 13,634 116,290
*Mangalore Refinery &
Petrochemicals, Ltd. 155,322 298,090
Mankind Pharma, Ltd. 25,870 597,341
Manorama Industries, Ltd. 19,130 280,896

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Marico, Ltd. 402,719 $ 3,195,046
Marksans Pharma, Ltd. 155,511 276,999
Maruti Suzuki India, Ltd. 74,302 11,792,199
Mastek, Ltd. 12,239 272,900
*Max Estates, Ltd. 16,433 68,814
*Max Financial Services, Ltd. 116,799 2,048,831
Max Healthcare Institute, Ltd. 421,701 4,386,286
Mayur Uniquoters, Ltd. 8,509 47,384
Mazagon Dock Shipbuilders,
Ltd. 25,354 709,154
Ω*Medi Assist Healthcare
Services, Ltd. 43,492 188,554
*Medplus Health Services, Ltd. 53,350 463,367
*Meghmani Organics, Ltd. 80,475 52,596
Metro Brands, Ltd. 6,889 78,673
ΩMetropolis Healthcare, Ltd. 21,857 445,041
Minda Corp., Ltd. 71,223 435,797
ΩMishra Dhatu Nigam, Ltd. 32,056 130,768
MM Forgings, Ltd. 6,768 30,111
MOIL, Ltd. 71,596 284,750
Mold-Tek Packaging, Ltd. 5,985 35,622
Monte Carlo Fashions, Ltd. 4,238 26,093
Morepen Laboratories, Ltd. 320,125 126,362
Motherson Sumi Wiring India,
Ltd. 2,029,715 952,330
Motilal Oswal Financial
Services, Ltd. 46,591 381,668
Mphasis, Ltd. 85,143 2,553,711
MPS, Ltd. 4,724 95,977
MRF, Ltd. 2,129 3,058,886
Mrs Bectors Food Specialities,
Ltd. 113,932 275,926
MSTC, Ltd. 15,101 75,794
Multi Commodity Exchange of
India, Ltd. 75,598 2,077,584
Narayana Hrudayalaya, Ltd. 63,244 1,215,481
Natco Pharma, Ltd. 81,430 739,963
National Aluminium Co., Ltd. 925,249 3,877,018
National Fertilizers, Ltd. 104,243 93,797
Nava, Ltd. 99,166 607,905
Navin Fluorine International,
Ltd. 3,443 228,279
Ω*Navkar Corp., Ltd. 39,168 41,111
Navneet Education, Ltd. 29,996 46,640
*Nazara Technologies, Ltd. 135,552 419,089
NBCC India, Ltd. 653,046 701,836
NCC, Ltd. 332,893 529,915
NCL Industries, Ltd. 9,234 18,386
NELCO, Ltd. 8,616 61,318
Neogen Chemicals, Ltd. 1,626 21,503
NESCO, Ltd. 18,560 229,933
Nestle India, Ltd. 397,516 5,757,851
Netweb Technologies India,
Ltd. 12,149 415,328
Neuland Laboratories, Ltd. 7,156 1,030,837
Newgen Software
Technologies, Ltd. 57,192 361,851
NHPC, Ltd. 2,258,802 1,920,243
NIIT Learning Systems, Ltd. 3,326 14,351
Shares Value
INDIA — (Continued)
NIIT, Ltd. 72,230 $ 58,656
Nilkamal, Ltd. 253 3,825
ΩNippon Life India Asset
Management, Ltd. 117,265 1,119,396
Nitin Spinners, Ltd. 2,276 8,165
NLC India, Ltd. 96,882 272,886
*NMDC Steel, Ltd. 2,157 996
NMDC, Ltd. 3,186,692 2,813,331
NOCIL, Ltd. 68,063 97,883
NRB Bearings, Ltd. 47,073 130,696
NTPC, Ltd. 2,543,969 9,845,392
Nucleus Software Exports, Ltd. 2,383 23,486
*Nuvoco Vistas Corp., Ltd. 28,255 106,815
Oberoi Realty, Ltd. 92,106 1,492,821
Oil & Natural Gas Corp., Ltd. 1,745,861 5,104,680
Oil India, Ltd. 273,593 1,517,012
Olectra Greentech, Ltd. 21,513 253,654
*One 97 Communications, Ltd. 244,719 3,026,149
*Onesource Specialty Pharma,
Ltd. 28,476 369,774
Oracle Financial Services
Software, Ltd. 17,378 1,465,996
*Orchid Pharma, Ltd. 11,565 87,893
Orient Cement, Ltd. 59,917 102,746
Orient Electric, Ltd. 46,512 90,761
*Orient Green Power Co., Ltd. 588,084 66,424
Oriental Aromatics, Ltd. 1,219 3,809
Oriental Hotels, Ltd. 34,243 37,795
Page Industries, Ltd. 5,014 1,798,472
*Panacea Biotec, Ltd. 18,864 76,481
Panama Petrochem, Ltd. 954 3,057
ΩParadeep Phosphates, Ltd. 5,418 8,186
ΩParag Milk Foods, Ltd. 54,873 151,011
*Paramount Communications,
Ltd. 96,950 35,160
Patanjali Foods, Ltd. 186,450 1,014,264
*Patel Engineering, Ltd. 358,281 111,121
*PB Fintech, Ltd. 153,849 2,767,150
*PC Jeweller, Ltd. 2,022,006 233,661
PCBL CHEMICAL, Ltd. 150,327 434,700
PDS, Ltd. 22,785 84,217
Pearl Global Industries, Ltd. 17,376 294,204
*Pennar Industries, Ltd. 103,524 192,266
Persistent Systems, Ltd. 157,174 10,311,674
Petronet LNG, Ltd. 768,521 2,420,752
PG Electroplast, Ltd. 106,512 634,180
Phoenix Mills, Ltd. (The) 108,390 1,968,606
PI Industries, Ltd. 58,165 2,020,497
Pidilite Industries, Ltd. 204,111 3,175,467
Piramal Pharma, Ltd. 420,511 707,103
Pitti Engineering, Ltd. 14,078 120,268
PIX Transmissions, Ltd. 1,189 16,966
PNB Gilts, Ltd. 23,693 20,384
PNC Infratech, Ltd. 111,971 265,602
Pokarna, Ltd. 5,463 43,561
Poly Medicure, Ltd. 12,230 202,208
Polycab India, Ltd. 36,868 2,810,966
Polyplex Corp., Ltd. 24,538 226,114

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Pondy Oxides & Chemicals,
Ltd. 14,657 $ 189,930
Power Grid Corp. of India, Ltd. 2,674,449 7,457,493
Power Mech Projects, Ltd. 14,329 323,132
Praj Industries, Ltd. 93,814 295,911
Prakash Industries, Ltd. 83,944 111,807
ΩPrataap Snacks, Ltd. 5,316 64,673
Precision Wires India, Ltd. 71,719 190,744
Premier Explosives, Ltd. 9,177 51,104
Prestige Estates Projects, Ltd. 116,645 1,853,259
Pricol, Ltd. 79,967 477,346
*Prime Focus, Ltd. 150,388 368,877
Prince Pipes & Fittings, Ltd. 27,007 70,228
*Prism Johnson, Ltd. 51,210 70,407
Privi Speciality Chemicals, Ltd. 10,299 314,912
Procter & Gamble Health, Ltd. 5,205 300,064
Procter & Gamble Hygiene &
Health Care, Ltd. 683 87,362
*PSP Projects, Ltd. 8,945 72,941
Punjab National Bank 1,751,449 2,383,627
*Puravankara, Ltd. 30,541 77,727
*PVR Inox, Ltd. 72,810 771,574
ΩQuess Corp., Ltd. 42,610 96,363
Ω*Quick Heal Technologies,
Ltd. 2,006 4,089
R Systems International, Ltd. 30,718 126,712
Radico Khaitan, Ltd. 37,185 1,143,230
Rail Vikas Nigam, Ltd. 279,631 1,043,895
Railtel Corp. of India, Ltd. 84,718 325,472
Rain Industries, Ltd. 164,290 276,688
Rajratan Global Wire, Ltd. 3,624 16,040
Rallis India, Ltd. 75,176 224,496
*Rama Steel Tubes, Ltd. 698,774 59,252
Ramco Cements, Ltd. (The) 80,870 985,517
*Ramco Systems, Ltd. 4,017 20,382
Ramkrishna Forgings, Ltd. 58,663 325,943
*Ramky Infrastructure, Ltd. 11,806 61,059
Rane Holdings, Ltd. 191 2,699
Rashtriya Chemicals &
Fertilizers, Ltd. 145,666 217,404
Ratnamani Metals & Tubes,
Ltd. 13,235 318,935
*RattanIndia Power, Ltd. 2,322,979 214,905
*Raymond Lifestyle, Ltd. 18,812 214,302
*Raymond Realty, Ltd. 30,361 167,173
*Raymond, Ltd. 30,361 125,405
ΩRBL Bank, Ltd. 448,721 1,457,322
Redington, Ltd. 583,409 1,721,607
Redtape, Ltd. 112,553 151,331
Relaxo Footwears, Ltd. 2,848 12,112
Reliance Industrial
Infrastructure, Ltd. 6,282 48,702
Reliance Industries, Ltd. 2,207,898 33,492,604
ΩReliance Industries, Ltd.,
GDR 347,022 21,064,235
*Reliance Infrastructure, Ltd. 227,507 331,513
*Reliance Power, Ltd. 2,642,835 811,633
*Religare Enterprises, Ltd. 86,273 223,337
Responsive Industries, Ltd. 2,388 4,355
Shares Value
INDIA — (Continued)
*Restaurant Brands Asia, Ltd. 423,958 $ 292,294
Rhi Magnesita India, Ltd. 29,602 143,235
Rico Auto Industries, Ltd. 68,379 86,236
RITES, Ltd. 97,365 241,773
Rossari Biotech, Ltd. 9,153 56,159
Route Mobile, Ltd. 12,608 81,586
RPG Life Sciences, Ltd. 3,141 68,562
*RPSG Ventures, Ltd. 8,268 65,079
Safari Industries India, Ltd. 16,150 356,735
*Sagar Cements, Ltd. 10,974 23,269
Saksoft, Ltd. 15,066 28,325
Ω*Salasar Techno
Engineering, Ltd. 610,432 52,624
Samvardhana Motherson
International, Ltd. 3,918,686 4,809,563
Sandhar Technologies, Ltd. 16,496 87,746
Sandur Manganese & Iron
Ores, Ltd. (The) 15,495 37,375
*Sanghi Industries, Ltd. 28,376 18,564
Sanghvi Movers, Ltd. 23,904 78,517
Sanofi Consumer Healthcare
India, Ltd. 3,072 141,826
Sanofi India, Ltd. 6,470 282,588
ΩSansera Engineering, Ltd. 34,521 651,185
*Sapphire Foods India, Ltd. 198,247 408,509
Sarda Energy & Minerals, Ltd. 59,062 314,484
Saregama India, Ltd. 52,547 192,622
Sasken Technologies, Ltd. 3,430 45,868
Savita Oil Technologies, Ltd. 12,814 48,595
SBI Cards & Payment
Services, Ltd. 164,086 1,344,172
ΩSBI Life Insurance Co., Ltd. 309,583 6,725,932
Schaeffler India, Ltd. 15,997 629,898
*Schneider Electric
Infrastructure, Ltd. 42,770 322,120
*SEAMEC, Ltd. 2,662 36,827
Senco Gold, Ltd. 48,013 160,578
*SEPC, Ltd. 913,257 81,807
*Sequent Scientific, Ltd. 60,590 134,113
ΩSH Kelkar & Co., Ltd. 41,918 66,071
Shaily Engineering Plastics,
Ltd. 18,976 394,775
Shakti Pumps India, Ltd. 5,811 39,255
*Shalby, Ltd. 16,212 29,635
*Shankara Buildpro, Ltd. 5,988 48,897
Shanthi Gears, Ltd. 4,027 19,770
Sharda Cropchem, Ltd. 22,695 255,563
Sharda Motor Industries, Ltd. 13,192 122,164
Share India Securities, Ltd. 12,100 18,860
*Sheela Foam, Ltd. 20,380 115,008
Shilpa Medicare, Ltd. 73,769 231,722
Shipping Corp. of India, Ltd. 189,653 464,651
Shivalik Bimetal Controls, Ltd. 16,978 78,451
*Shoppers Stop, Ltd. 17,547 69,892
Shree Cement, Ltd. 6,363 1,866,618
Shriram Pistons & Rings, Ltd. 14,443 431,669
*Shriram Properties, Ltd. 25,885 20,899
Shyam Metalics & Energy, Ltd. 41,818 389,256
Siemens Energy India, Ltd. 31,889 862,229

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Siemens, Ltd. 31,889 $ 1,075,117
ΩSirca Paints India, Ltd. 15,296 77,131
*SIS, Ltd. 7,269 26,591
Siyaram Silk Mills, Ltd. 14,920 84,553
SJS Enterprises, Ltd. 21,712 393,772
SJVN, Ltd. 343,519 270,745
*SKF India Industrial, Ltd. 18,622 550,820
SKF India, Ltd. 18,622 342,125
Skipper, Ltd. 40,406 158,879
SML Mahindra, Ltd. 3,013 113,321
Sobha, Ltd. 33,946 535,165
Solar Industries India, Ltd. 20,046 2,937,574
*Solara Active Pharma
Sciences, Ltd. 20,085 110,526
Somany Ceramics, Ltd. 894 3,968
ΩSONA BLW Precision
Forgings, Ltd. 75,138 404,943
Sonata Software, Ltd. 139,255 480,344
South Indian Bank, Ltd. (The) 1,336,916 546,175
SP Apparels, Ltd. 998 7,314
SRF, Ltd. 117,741 3,604,772
Star Cement, Ltd. 97,500 233,163
*Star Health & Allied Insurance
Co., Ltd. 28,202 143,865
State Bank of India 1,165,877 13,652,120
Steel Authority of India, Ltd. 883,169 1,450,994
*Sterlite Technologies, Ltd. 208,615 241,187
*STL Networks, Ltd. 129,086 28,333
Stove Kraft, Ltd. 3,622 19,416
Strides Pharma Science, Ltd. 59,637 568,574
*Stylam Industries, Ltd. 7,105 170,914
Styrenix Performance
Materials, Ltd. 7,030 146,840
*Subex, Ltd. 251,944 25,417
Subros, Ltd. 19,041 167,418
Sudarshan Chemical
Industries, Ltd. 37,604 369,019
Sumitomo Chemical India, Ltd. 86,860 386,816
Sun Pharmaceutical Industries,
Ltd. 454,020 7,873,875
Sun TV Network, Ltd. 84,728 511,891
Sundaram-Clayton, Ltd. 441 5,948
Sundram Fasteners, Ltd. 66,189 685,365
*Sundrop Brands, Ltd. 8 54
Sunteck Realty, Ltd. 44,977 195,628
Suprajit Engineering, Ltd. 47,350 231,892
Supreme Industries, Ltd. 39,971 1,526,709
Supreme Petrochem, Ltd. 21,463 132,995
Supriya Lifescience, Ltd. 25,866 190,099
Surya Roshni, Ltd. 82,771 222,117
*Suryoday Small Finance
Bank, Ltd. 26,837 40,421
*Suzlon Energy, Ltd. 7,931,941 4,110,511
Swan Corp., Ltd. 18,283 83,805
Swaraj Engines, Ltd. 4,357 164,011
Symphony, Ltd. 15,885 159,416
*Syncom Formulations India,
Ltd. 125,685 17,708
ΩSyngene International, Ltd. 131,778 678,248
Shares Value
INDIA — (Continued)
TAJGVK Hotels & Resorts,
Ltd. 11,726 $ 46,974
Talbros Automotive
Components, Ltd. 8,457 23,609
Tamil Nadu Newsprint &
Papers, Ltd. 29,284 42,318
Tamilnad Mercantile Bank, Ltd. 18,414 121,959
Tamilnadu Petroproducts, Ltd. 25,873 26,726
Tanla Platforms, Ltd. 76,946 427,652
*TARC, Ltd. 91,533 152,284
Tata Chemicals, Ltd. 119,616 969,606
Tata Communications, Ltd. 76,127 1,299,714
Tata Consultancy Services,
Ltd. 567,953 19,287,712
Tata Consumer Products, Ltd. 377,589 4,654,417
Tata Elxsi, Ltd. 24,446 1,414,739
Tata Motors Passenger
Vehicles, Ltd. 1,478,954 5,628,024
*Tata Motors, Ltd. 1,478,954 7,371,658
Tata Power Co., Ltd. (The) 1,109,178 4,416,816
Tata Steel, Ltd. 7,283,185 15,291,225
Tata Technologies, Ltd. 882 6,193
Tatva Chintan Pharma Chem
Pvt, Ltd. 3,056 38,345
TCI Express, Ltd. 3,456 20,404
TCPL Packaging, Ltd. 718 20,364
TD Power Systems, Ltd. 91,040 721,986
*TeamLease Services, Ltd. 2,336 35,159
Tech Mahindra, Ltd. 447,938 8,488,118
Techno Electric & Engineering
Co., Ltd. 29,399 311,448
Technocraft Industries India,
Ltd. 1,094 24,158
Tega Industries, Ltd. 15,535 287,521
Texmaco Rail & Engineering,
Ltd. 152,364 211,583
Thanga Mayil Jewellery, Ltd. 9,337 337,051
Thejo Engineering, Ltd. 870 16,287
Thermax, Ltd. 9,006 281,769
*Thirumalai Chemicals, Ltd. 49,954 103,430
Thomas Cook India, Ltd. 138,959 185,158
ΩThyrocare Technologies, Ltd. 50,764 231,780
Tilaknagar Industries, Ltd. 105,059 493,330
Time Technoplast, Ltd. 282,910 553,503
Timken India, Ltd. 25,948 829,772
Tips Music, Ltd. 39,419 233,054
Titagarh Rail System, Ltd. 57,048 509,161
Titan Co., Ltd. 224,135 9,691,257
Torrent Pharmaceuticals, Ltd. 78,742 3,390,475
Torrent Power, Ltd. 116,841 1,762,507
Transformers & Rectifiers
India, Ltd. 84,892 217,934
Transport Corp. of India, Ltd. 10,868 125,708
Trent, Ltd. 133,649 5,499,968
Trident, Ltd. 724,924 204,976
Triveni Engineering &
Industries, Ltd. 70,405 287,322
Triveni Turbine, Ltd. 110,952 606,037
TTK Prestige, Ltd. 15,572 99,810

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Tube Investments of India, Ltd. 63,423 $ 1,609,991
TVS Holdings, Ltd. 2,562 419,390
*TVS Motor Co. 706,332 76,786
TVS Motor Co., Ltd. 180,409 7,212,241
TVS Srichakra, Ltd. 4 177
Uflex, Ltd. 16,223 81,320
Ω*Ujjivan Small Finance Bank,
Ltd. 900,418 639,873
UltraTech Cement, Ltd. 70,173 9,683,664
Union Bank of India, Ltd. 1,221,729 2,400,758
United Breweries, Ltd. 12,893 205,826
United Spirits, Ltd. 187,447 2,776,630
Universal Cables, Ltd. 5,080 40,140
UNO Minda, Ltd. 128,110 1,646,576
UPL, Ltd. 404,133 3,092,697
*Urja Global, Ltd. 98,583 10,867
Usha Martin, Ltd. 135,912 604,669
UTI Asset Management Co.,
Ltd. 28,502 301,388
*V2 Retail, Ltd. 11,618 252,044
VA Tech Wabag, Ltd. 31,689 371,259
Vadilal Industries, Ltd. 2,434 115,914
Vaibhav Global, Ltd. 49,908 121,434
*Valor Estate, Ltd. 139,501 161,707
Vardhman Special Steels, Ltd. 2,944 8,180
Vardhman Textiles, Ltd. 75,348 354,143
ΩVarroc Engineering, Ltd. 42,822 268,558
Varun Beverages, Ltd. 952,813 4,881,241
*Vascon Engineers, Ltd. 67,870 30,501
Vedant Fashions, Ltd. 25,045 132,144
Vedanta, Ltd. 1,338,821 9,919,537
Veedol Corp., Ltd. 2,197 34,235
Venky's India, Ltd. 6,072 101,449
ΩVenus Pipes & Tubes, Ltd. 4,053 45,122
*Veranda Learning Solutions,
Ltd. 5,453 12,202
Vesuvius India, Ltd. 65,212 351,165
V-Guard Industries, Ltd. 123,633 473,028
Vijaya Diagnostic Centre, Ltd. 44,766 466,554
Vimta Labs, Ltd. 16,142 72,131
Vinati Organics, Ltd. 2,844 47,198
Vindhya Telelinks, Ltd. 1,949 25,868
Vintage Coffee And
Beverages, Ltd. 84,670 135,325
Vishnu Chemicals, Ltd. 16,842 95,985
*Vishnu Prakash R Punglia,
Ltd. 10,969 5,288
*VL E-Governance & IT
Solutions, Ltd. 5,663 898
*V-Mart Retail, Ltd. 20,753 142,640
*Vodafone Idea, Ltd. 16,909,977 2,053,371
Voltamp Transformers, Ltd. 6,465 518,289
Voltas, Ltd. 122,980 1,775,297
VRL Logistics, Ltd. 27,268 80,022
VST Industries, Ltd. 34,473 87,918
VST Tillers Tractors, Ltd. 2,202 132,222
Waaree Renewable
Technologies, Ltd. 435 4,282
Shares Value
INDIA — (Continued)
*Walchandnagar Industries,
Ltd. 28,001 $ 57,197
*Websol Energy System, Ltd. 286,970 253,941
Welspun Corp., Ltd. 86,885 688,799
Welspun Enterprises, Ltd. 38,436 197,032
Welspun Living, Ltd. 248,969 335,423
West Coast Paper Mills, Ltd. 23,763 103,577
Westlife Foodworld, Ltd. 32,267 172,985
Whirlpool of India, Ltd. 26,178 221,334
Windlas Biotech, Ltd. 4,727 43,623
Wipro, Ltd. 1,205,913 3,105,648
#Wipro, Ltd., Sponsored ADR 274,071 690,659
*Wockhardt, Ltd. 51,525 774,212
Wonderla Holidays, Ltd. 15,945 86,643
*Yes Bank, Ltd. 12,870,428 2,995,579
Zee Entertainment Enterprises,
Ltd. 664,364 609,420
*Zee Media Corp., Ltd. 390,616 33,462
Zen Technologies, Ltd. 15,940 245,301
Zensar Technologies, Ltd. 98,501 696,240
*Zuari Agro Chemicals, Ltd. 6,942 20,901
Zydus Lifesciences, Ltd. 174,049 1,675,071
Zydus Wellness, Ltd. 53,549 260,970
TOTAL INDIA 1,181,217,280
INDONESIA — (1.2%)
ABM Investama TBK PT 181,600 31,159
Adi Sarana Armada TBK PT 1,545,200 109,549
AKR Corporindo TBK PT 5,251,000 394,177
*Alam Sutera Realty TBK PT 8,340,900 78,018
Alamtri Minerals Indonesia
TBK PT 3,947,000 466,774
*Amman Mineral Internasional
PT 1,019,700 461,705
Aneka Tambang TBK 8,096,600 2,030,783
Arwana Citramulia TBK PT 455,300 14,105
Aspirasi Hidup Indonesia TBK
PT 8,140,700 193,999
Astra Agro Lestari TBK PT 493,900 217,746
Astra International TBK PT 16,164,700 6,115,332
Astra Otoparts TBK PT 766,800 115,579
Avia Avian TBK PT 3,019,100 77,703
Bank BTPN Syariah TBK PT 2,597,700 186,490
Bank Central Asia TBK PT 31,625,400 13,942,684
*Bank China Construction
Bank Indonesia TBK PT 47,100 210
*Bank Ina Perdana PT 4,300 1,217
*Bank Jago TBK PT 1,494,700 151,385
Bank Mandiri Persero TBK PT 22,685,800 6,514,481
Bank Maybank Indonesia TBK
PT 24,100 307
Bank Negara Indonesia
Persero TBK PT 11,850,300 3,169,964
*Bank Neo Commerce TBK PT 10,326,800 241,174
Bank OCBC Nisp TBK PT 2,496,700 214,194
Bank Pan Indonesia TBK PT 2,648,200 169,605
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 181,000 8,681

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDONESIA — (Continued)
Bank Pembangunan Daerah
Jawa Timur TBK PT 1,033,200 $ 34,163
Bank Rakyat Indonesia
Persero TBK PT 37,749,860 8,568,780
Bank Syariah Indonesia TBK
PT 3,164,200 424,155
Bank Tabungan Negara
Persero TBK PT 5,815,076 426,127
*Barito Pacific TBK PT 11,251,001 1,447,850
*Barito Renewables Energy
TBK PT 3,414,800 1,734,356
*Bintang Oto Global TBK PT 932,900 86,704
BISI International TBK PT 2,200 115
Blue Bird TBK PT 369,600 36,883
*Buana Lintas Lautan TBK PT 18,711,600 548,472
Bukit Asam TBK PT 3,343,800 494,050
*Buma Internasional Grup
TBK PT 2,769,500 51,480
*Bumi Resources Minerals
TBK PT 40,872,900 2,629,892
*Bumi Resources TBK PT 72,413,800 1,113,063
*Bumi Serpong Damai TBK PT 4,313,100 231,266
*Capital Financial Indonesia
TBK PT 6,314,700 581,246
*Cemindo Gemilang PT 1,848,700 89,764
Chandra Asri Pacific TBK PT 1,635,800 628,591
Charoen Pokphand Indonesia
TBK PT 3,050,900 805,212
ΩCikarang Listrindo TBK PT 3,300 138
Ciputra Development TBK PT 8,103,900 400,729
Cisarua Mountain Dairy PT
TBK 227,700 69,185
*Citra Marga Nusaphala
Persada TBK PT 1,700 138
*Darma Henwa TBK PT 22,078,500 710,300
Dayamitra Telekomunikasi PT 2,013,400 66,574
Dharma Satya Nusantara TBK
PT 4,467,100 365,938
*Dian Swastatika Sentosa
TBK PT 396,000 2,335,657
*Eagle High Plantations TBK
PT 8,156,700 68,033
Elnusa TBK PT 3,851,100 157,164
*Energi Mega Persada TBK PT 14,679,000 1,136,890
Erajaya Swasembada TBK PT 8,328,700 196,495
ESSA Industries Indonesia
TBK PT 8,213,600 320,519
Gajah Tunggal TBK PT 1,138,600 72,922
*Global Mediacom TBK PT 2,030,200 17,659
Gudang Garam TBK PT 382,200 356,356
*Harum Energy TBK PT 2,547,500 160,120
*Impack Pratama Industri TBK
PT 6,140,600 870,696
Indah Kiat Pulp & Paper TBK
PT 1,861,600 1,009,268
Indika Energy TBK PT 1,666,300 321,645
Indo Tambangraya Megah
TBK PT 282,200 369,037
Shares Value
INDONESIA — (Continued)
Indocement Tunggal Prakarsa
TBK PT 754,500 $ 298,923
Indofood CBP Sukses Makmur
TBK PT 1,748,000 827,918
Indofood Sukses Makmur TBK
PT 3,519,100 1,425,671
Indomobil Sukses
Internasional TBK PT 308,200 19,280
Indosat TBK PT 4,426,500 588,090
*Industri dan Perdagangan
Bintraco Dharma TBK PT 5,550,100 33,066
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 7,012,796 219,346
*Intiland Development TBK PT 3,467,700 28,923
Japfa Comfeed Indonesia TBK
PT 5,790,200 955,547
Jasa Marga Persero TBK PT 1,225,200 259,858
Jaya Real Property TBK PT 4,900 313
Kalbe Farma TBK PT 13,757,200 938,457
Kawasan Industri Jababeka
TBK PT 19,281,700 261,914
*Krakatau Steel Persero TBK
PT 3,477,800 67,546
*Lippo Karawaci TBK PT 5,923,600 34,232
Map Aktif Adiperkasa PT 8,542,600 356,260
Matahari Department Store
TBK PT 97,800 10,925
Mayora Indah TBK PT 2,614,500 359,815
*MD Entertainment TBK PT 957,180 826,876
Medco Energi Internasional
TBK PT 8,036,100 727,725
Medikaloka Hermina TBK PT 2,995,600 237,363
*Merdeka Battery Materials
TBK PT 24,040,500 1,002,583
*Merdeka Copper Gold TBK
PT 5,590,773 1,069,192
*Metro Healthcare Indonesia
TBK PT 9,465,100 298,868
Metrodata Electronics TBK PT 491,000 16,674
Mitra Adiperkasa TBK PT 9,093,300 641,975
Mitra Keluarga Karyasehat
TBK PT 2,733,900 387,649
*MNC Digital Entertainment
TBK PT 4,155,000 94,066
*MNC Tourism Indonesia TBK
PT 32,738,400 364,735
Nippon Indosari Corpindo TBK
PT 1,500 68
Pabrik Kertas Tjiwi Kimia TBK
PT 1,062,900 462,268
*Pacific Strategic Financial
TBK PT 1,196,500 108,351
Pakuwon Jati TBK PT 17,857,800 383,009
Pam Mineral TBK PT 3,075,700 220,805
*Panin Financial TBK PT 11,684,400 185,168
*Paninvest TBK PT 239,600 11,420
Pantai Indah Kapuk Dua TBK
PT 363,863 201,604

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDONESIA — (Continued)
Perusahaan Gas Negara
Persero TBK PT 6,617,500 $ 835,812
Petrindo Jaya Kreasi TBK PT 18,300,300 1,962,499
Petrosea TBK PT 3,120,000 1,310,456
*PP Persero TBK PT 3,391,500 71,527
Puradelta Lestari TBK PT 12,100 101
Rukun Raharja TBK PT 918,500 236,397
Salim Ivomas Pratama TBK PT 2,141,100 72,709
Samindo Resources TBK PT 1,100 93
Sampoerna Agro TBK PT 280,000 130,116
Sarana Menara Nusantara
TBK PT 7,339,900 229,577
Sariguna Primatirta TBK PT 472,600 11,150
Sawit Sumbermas Sarana
TBK PT 3,878,700 387,061
Selamat Sempurna TBK PT 1,057,500 109,940
Semen Baturaja TBK PT,
Class B 1,600 25
Semen Indonesia Persero
TBK PT 3,200,296 467,127
*Sentul City TBK PT 2,585,700 23,261
*Siloam International Hospitals
TBK PT 25,900 4,259
Sumber Alfaria Trijaya TBK PT 14,595,100 1,517,334
Sumber Tani Agung
Resources TBK PT 2,796,300 201,580
Summarecon Agung TBK PT 10,957,949 258,525
Surya Citra Media TBK PT 15,810,900 235,491
Surya Semesta Internusa TBK
PT 4,303,200 402,504
TBS Energi Utama TBK PT 1,624,600 69,688
Telkom Indonesia Persero
TBK PT 28,872,600 6,192,515
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 52,937 1,118,029
Tempo Scan Pacific TBK PT 483,100 77,710
Timah TBK PT 2,942,000 567,893
Tower Bersama Infrastructure
TBK PT 825,000 87,735
Transcoal Pacific TBK PT 539,000 330,754
Trimegah Bangun Persada
TBK PT 5,724,100 468,909
Triputra Agro Persada PT 2,414,900 215,089
Tunas Baru Lampung TBK PT 4,900 191
Ultrajaya Milk Industry &
Trading Co. TBK PT 7,700 691
Unilever Indonesia TBK PT 7,254,800 832,022
United Tractors TBK PT 1,556,900 2,416,279
Vale Indonesia TBK PT 1,924,351 739,473
*<Waskita Karya Persero TBK
PT, Class A 7,100 16
*<Wijaya Karya Persero TBK
PT 4,986,400 22,726
*Wir Asia TBK PT 9,940,700 51,524
XLSMART Telecom Sejahtera
TBK PT 4,401,341 865,322
TOTAL INDONESIA 100,295,246
KOREA, REPUBLIC OF — (14.9%)
*3S Korea Co., Ltd. 14,385 14,641
Shares Value
KOREA, REPUBLIC OF — (Continued)
*ABLBio, Inc. 14,160 $ 1,944,860
Able C&C Co., Ltd. 11,017 81,131
#*ABOV Semiconductor Co.,
Ltd. 13,972 128,227
Actro Co., Ltd. 240 3,835
*ADTechnology Co., Ltd. 8,652 230,215
*Advanced Nano Products
Co., Ltd. 7,948 381,553
*Aekyung Chemical Co., Ltd. 17,305 112,529
Aekyung Industrial Co., Ltd. 7,816 68,256
*AeroSpace Technology of
Korea, Inc. 64,296 27,293
*Ahnlab, Inc. 5,681 262,856
*Air Busan Co., Ltd. 22,987 28,858
*AJ Networks Co., Ltd. 24,466 89,746
Ajin Industrial Co., Ltd. 37,942 90,941
*AJINEXTEK Co., Ltd. 3,848 25,183
AK Holdings, Inc. 8 43
*Alteogen, Inc. 24,197 6,942,727
*ALUKO Co., Ltd. 56,826 90,209
*Amicogen, Inc., Class A 42,618 48,676
Amorepacific Corp. 24,367 2,349,687
*Amotech Co., Ltd. 8,698 60,005
*Anam Electronics Co., Ltd.,
Class F 19,538 18,718
#*Ananti, Inc. 81,057 473,593
*Anapass, Inc. 7,228 88,931
#*ANIPLUS, Inc. 32,364 67,790
#*Apact Co., Ltd. 15,963 96,151
*Aprogen, Inc., Class A 161,030 82,450
Asia Cement Co., Ltd. 12,306 107,038
ASIA Holdings Co., Ltd. 207 41,489
*Asia Pacific Satellite, Inc. 6,768 94,980
Asia Paper Manufacturing Co.,
Ltd. 18,077 97,707
Aurora World Corp. 6,508 66,464
*Avaco Co., Ltd. 10,164 108,038
Baiksan Co., Ltd. 11,668 103,029
BGF retail Co., Ltd. 7,599 640,905
*BH Co., Ltd. 25,358 321,511
*BHI Co., Ltd. 13,147 655,797
#*Binex Co., Ltd. 12,622 142,934
Binggrae Co., Ltd. 7,893 410,168
*Bio FD&C Co., Ltd. 1,767 19,347
#*Bio Plus Co., Ltd. 49,253 187,171
#*Biodyne Co., Ltd. 11,550 110,332
*Bioneer Corp. 21,118 198,651
*BioSmart Co., Ltd. 7,260 22,041
#*BNC Korea Co., Ltd. 67,401 230,383
BNK Financial Group, Inc. 249,375 2,877,670
#Boditech Med, Inc. 15,194 137,542
Bookook Securities Co., Ltd. 315 15,713
*Boryung 18,890 121,393
#*Bosung Power Technology
Co., Ltd. 31,363 171,043
#Bukwang Pharmaceutical
Co., Ltd. 70,558 196,811
*Bumhan Fuel Cell Co., Ltd. 1,269 27,462
Byucksan Corp. 20,613 24,216

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*C&C International Co., Ltd. 216 $ 5,710
*C&G Hi Tech Co., Ltd. 6,343 79,321
*Cafe24 Corp. 12,149 321,154
#Cape Industries, Ltd. 23,387 191,886
Caregen Co., Ltd. 6,450 562,370
*Cellid Co., Ltd. 6,657 14,383
Celltrion Pharm, Inc. 5,944 301,866
Celltrion, Inc. 67,479 9,844,789
*Chabiotech Co., Ltd. 2,134 32,394
Changhae Ethanol Co., Ltd. 12 81
Cheil Electric Co., Ltd. 7,544 53,669
Cheil Worldwide, Inc. 50,285 766,817
#Chemtronics Co., Ltd. 12,116 296,292
*Chemtros Co., Ltd. 16,039 74,991
Cheryong Electric Co., Ltd. 15,005 509,236
Cheryong Industrial Co., Ltd. 6,207 31,393
#Chips&Media, Inc. 8,191 106,755
#*Choil Aluminum Co., Ltd. 72,898 67,509
*Chong Kun Dang
Pharmaceutical Corp. 5,680 337,391
*Chongkundang Holdings
Corp. 225 7,816
Choong Ang Vaccine
Laboratory 2,438 16,175
#*Chunbo Co., Ltd. 6,254 255,478
*CJ CGV Co., Ltd. 68,398 287,486
CJ CheilJedang Corp. 9,545 1,415,769
CJ Corp. 16,290 2,461,494
*CJ ENM Co., Ltd. 12,505 649,836
CJ Freshway Corp. 7,985 155,051
CJ Logistics Corp. 10,119 729,715
#*Classys, Inc. 9,371 483,719
*CLIO Cosmetics Co., Ltd. 6,349 58,488
*CMG Pharmaceutical Co.,
Ltd. 72,939 102,360
*CoAsia Corp. 16,594 68,594
*Corentec Co., Ltd. 12 55
*Cosmax, Inc. 7,270 1,022,770
#*Cosmecca Korea Co., Ltd. 5,216 349,328
#*CosmoAM&T Co., Ltd. 10,014 354,810
#*Cosmochemical Co., Ltd. 21,700 250,559
#*Coway Co., Ltd. 49,409 2,862,797
*Cowintech Co., Ltd. 6,517 84,349
#*Creative & Innovative
System 52,450 482,085
*Creverse, Inc. 1,797 15,593
*CS Bearing Co., Ltd. 11,099 45,957
*CS Wind Corp. 29,939 845,505
*CTC BIO, Inc. 6,632 19,674
*Cuckoo Homesys Co., Ltd. 6,566 107,426
#*Curexo, Inc. 15,946 219,681
#*D.I Corp. 13,632 326,263
*<DA Technology Co., Ltd.,
Class A 83,620 2,208
#Dae Hwa Pharmaceutical
Co., Ltd. 6,030 69,164
Dae Won Kang Up Co., Ltd. 30,324 87,850
#*Daea TI Co., Ltd. 63,346 186,156
*Daechang Forging Co., Ltd. 2,513 11,697
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Daedong Corp. 23,252 $ 159,116
*Daedong Gear Co., Ltd. 4,276 51,660
Daeduck Electronics Co., Ltd. 24,418 1,073,822
*Daehan New Pharm Co., Ltd. 3,292 15,072
*Daeho AL Co., Ltd. 11,639 11,215
*Dae-Il Corp. 37,158 289,385
Daejoo Electronic Materials
Co., Ltd. 5,717 301,062
*DaeMyoung Energy Co, Ltd. 4,555 55,632
Daesang Corp. 21,834 328,405
Daesang Holdings Co., Ltd. 14,401 96,847
#*Daesung Industrial Co., Ltd. 17,742 90,596
#*Daewon Cable Co., Ltd. 36,464 94,365
*Daewon Pharmaceutical Co.,
Ltd. 9,910 79,657
#*Daewoo Engineering &
Construction Co., Ltd. 174,857 603,751
*Daewoong Co., Ltd. 13,099 218,408
#*Daewoong Pharmaceutical
Co., Ltd. 4,147 486,611
Daishin Securities Co., Ltd. 20,991 456,453
#*Danal Co., Ltd. 37,088 237,823
Daol Investment & Securities
Co., Ltd. 23,705 67,192
#*Dawonsys Co., Ltd. 29,277 67,223
DB HiTek Co., Ltd. 30,456 2,238,603
DB Insurance Co., Ltd. 60,471 5,990,805
DB Securities Co., Ltd. 23,283 219,016
*DE&T Co., Ltd. 16,592 64,782
Dear U Co., Ltd. 2,215 57,937
#*Dentium Co., Ltd. 5,263 175,872
*Devsisters Co., Ltd. 7,019 187,495
*Dexter Studios Co., Ltd. 451 1,241
*DI Dong Il Corp. 14,256 198,083
*Digital Daesung Co., Ltd. 20 113
*DIO Corp. 5,859 64,557
*DIT Corp. 10,878 165,505
*DK Tech Co., Ltd. 7,335 50,347
*<DKME 121,251 31,589
*DL Holdings Co., Ltd. 9,447 272,371
<DMS Co., Ltd. 8,119 13,391
DN Automotive Corp. 18,746 327,541
*DNF Co., Ltd. 4,966 67,379
*Dohwa Engineering Co., Ltd. 12,057 51,180
Dong-A Socio Holdings Co.,
Ltd. 3,401 256,835
Dong-A ST Co., Ltd. 5,018 191,042
Dongbang Transport Logistics
Co., Ltd. 50,538 92,867
#Dongjin Semichem Co., Ltd. 35,074 1,364,557
Dongkoo Bio & Pharma Co.,
Ltd. 19,505 71,955
*DongKook Pharmaceutical
Co., Ltd. 14,722 192,182
*Dongkuk Industries Co., Ltd. 29,387 58,288
Dongkuk Steel Mill Co., Ltd. 31,797 194,617
*Dongkuk Structures &
Construction Co., Ltd. 10,768 14,348
Dongsuh Cos., Inc. 1,341 24,223

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Dongsung Chemical Co., Ltd. 27,241 $ 82,987
*Dongsung Finetec Co., Ltd. 11,717 230,775
*Dongsung Pharmaceutical
Co., Ltd. 232 157
*Dongwha Enterprise Co., Ltd. 12,435 92,783
*Dongwha Pharm Co., Ltd. 14,204 59,899
Dongwon Industries Co., Ltd. 8,664 250,097
Dongwon Systems Corp. 1,941 37,555
*Dongwoon Anatech Co., Ltd. 12,035 253,342
#*Doosan Bobcat, Inc. 47,952 1,958,856
#Doosan Co., Ltd. 6,053 3,578,646
*Doosan Enerbility Co., Ltd. 293,027 18,443,967
*Doosan Fuel Cell Co., Ltd. 15,223 359,053
Doosan Tesna, Inc. 7,880 371,171
Douzone Bizon Co., Ltd. 14,668 992,541
*Dream Security Co., Ltd. 62,390 74,119
*Dreamtech Co., Ltd. 45,505 250,066
*DRTECH Corp. 36,777 51,484
DS Dansuk Co., Ltd. 10,877 147,959
*DSK Co., Ltd. 24 133
*Duchembio Co., Ltd. 3,740 26,165
*Duk San Neolux Co., Ltd. 4,536 123,059
*Duksan Hi-Metal Co., Ltd. 18,300 113,024
#*Duksan Techopia Co., Ltd. 8,829 120,652
*Duksung Co., Ltd. 4,646 15,429
DY POWER Corp. 7,552 68,783
*DYPNF Co., Ltd. 2,533 25,534
*Easy Bio, Inc. 15,471 75,775
*Easy Holdings Co., Ltd. 37,876 137,358
#*Eco&Dream Co., Ltd. 6,897 109,488
*Ecoplastic Corp. 25,686 56,925
*Ecopro BM Co., Ltd. 17,618 2,839,639
#Ecopro Co., Ltd. 42,035 4,745,510
Ecopro HN Co., Ltd. 2,727 78,529
#*Edge Foundry Co., Ltd.,
Class A 59,749 66,208
*Elentec Co., Ltd. 8,309 60,150
E-MART, Inc. 16,436 1,039,097
#*EMRO, Inc. 3,880 113,618
*EM-Tech Co., Ltd. 11,509 65,565
*Enchem Co., Ltd. 5,563 371,408
#*ENF Technology Co., Ltd. 13,702 560,684
*EO Technics Co., Ltd. 3,249 848,704
*ESTsoft Corp. 4,518 56,499
*Eubiologics Co., Ltd. 33,546 291,785
Eugene Investment &
Securities Co., Ltd. 59,367 176,732
Eugene Technology Co., Ltd. 10,521 811,332
*EV Advanced Material Co.,
Ltd. 40,479 56,019
*Everybot, Inc. 1,987 36,444
*Exem Co., Ltd. 47,116 73,649
#Exicon Co., Ltd. 8,581 146,057
#*F&F Co., Ltd. 13,844 703,068
*FIBERPRO, Inc. 4,741 55,368
#*Fine M-Tec Co., Ltd. 16,783 110,767
*Fine Semitech Corp. 12,957 423,078
*Firstec Co., Ltd. 10,668 32,870
Shares Value
KOREA, REPUBLIC OF — (Continued)
*FLITTO, Inc. 12,820 $ 145,443
#*Foosung Co., Ltd. 29,566 173,978
*FSN Co., Ltd. 8,551 10,984
*Furonteer Co., Ltd. 4,339 45,217
*G2Power Co., Ltd. 10,049 61,436
*Gabia, Inc. 4,448 103,521
#*Galaxia Moneytree Co., Ltd. 16,610 127,858
*GAMSUNG Corp. Co., Ltd. 76,713 369,335
#*Gaon Cable Co., Ltd. 3,921 238,627
#*GC Cell Corp. 9,595 178,648
*GemVax & Kael Co., Ltd. 289 8,643
*GeneOne Life Science, Inc. 50,661 67,541
*Genians, Inc. 3,512 45,504
*Genic Co., Ltd., Class A 5,814 66,081
#*Genome & Co. 22,711 135,849
#*Global Standard Technology
Co., Ltd. 17,437 353,731
*Global Tax Free Co., Ltd. 25,264 82,055
#*GnCenergy Co., Ltd. 13,402 340,776
*GOLFZON Co., Ltd. 5,676 239,359
*Good People Co., Ltd. 27,360 31,800
Grand Korea Leisure Co., Ltd. 16,497 147,274
#*Green Cross Corp. 4,962 568,455
*Green Cross Holdings Corp. 12,791 138,805
GS Engineering &
Construction Corp. 63,014 821,712
GS Global Corp. 43,979 70,885
GS Holdings Corp. 50,950 2,431,753
#GS P&L Co., Ltd. 5,887 209,403
GS Retail Co., Ltd. 36,329 559,043
#*HAESUNG DS Co., Ltd. 8,146 365,025
*Haitai Confectionery & Foods
Co., Ltd. 16 77
*Han Kuk Carbon Co., Ltd. 24,901 585,590
Hana Financial Group, Inc. 282,714 19,660,742
*Hana Materials, Inc. 3,103 144,220
#Hana Micron, Inc. 43,771 1,147,947
*Hana Technology Co., Ltd. 4,155 91,939
#Hana Tour Service, Inc. 13,128 422,278
#*Hanall Biopharma Co., Ltd. 9,097 325,480
#Hancom, Inc. 14,431 259,666
Handok, Inc. 5,510 43,409
Handsome Co., Ltd. 10,156 131,166
Hanil Cement Co., Ltd. 16,497 196,327
Hanil Holdings Co., Ltd. 991 10,740
#*Hanjin Kal Corp. 9,311 730,313
*Hanjin Logistics Corp. 8,061 111,221
#*HanJung Natural
Connectivity System Co., Ltd. 3,621 129,555
*Hankook Cosmetics Co., Ltd. 6,952 50,616
*Hankook Cosmetics
Manufacturing Co., Ltd. 1,230 42,427
#Hankook Shell Oil Co., Ltd. 777 234,817
Hankook Tire & Technology
Co., Ltd. 46,147 2,035,803
#*Hanmi Pharm Co., Ltd. 5,269 1,771,708
*Hanmi Science Co., Ltd. 8,621 254,545
#Hanmi Semiconductor Co.,
Ltd. 34,324 5,031,516

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*HanmiGlobal Co., Ltd. 10,121 $ 132,120
#*Hannong Chemicals, Inc. 7,944 143,217
*Hanon Systems 162,126 368,878
#*Hans Biomed Corp. 4,994 137,045
#Hansae Co., Ltd. 14,522 141,043
*Hanshin Construction Co.,
Ltd. 16 111
*Hanshin Machinery Co. 23,217 65,970
#Hansol Chemical Co., Ltd. 6,220 1,220,752
Hansol Holdings Co., Ltd. 13,442 29,837
*Hansol IONES Co., Ltd. 20,477 201,014
Hansol Paper Co., Ltd. 12,559 73,379
Hansol Technics Co., Ltd. 25,566 106,214
*Hanssem Co., Ltd. 3,501 113,343
*Hanwha Aerospace Co., Ltd. 18,498 16,706,544
*Hanwha Corp. 23,074 1,835,468
*Hanwha Engine 34,968 1,321,564
*Hanwha Galleria Corp. 83,033 105,046
*Hanwha General Insurance
Co., Ltd. 76,756 324,216
*Hanwha Investment &
Securities Co., Ltd. 103,847 463,899
#*Hanwha Life Insurance Co.,
Ltd. 182,600 442,102
*Hanwha Ocean Co., Ltd. 43,684 4,203,303
#*Hanwha Solutions Corp. 94,583 1,816,882
*Hanwha Systems Co., Ltd. 45,393 2,970,697
*Hanwha Vision Co., Ltd. 30,321 1,301,819
#*Hanyang Digitech Co., Ltd. 8,465 157,609
*Hanyang Securities Co., Ltd. 6,964 98,940
*Harim Co., Ltd. 58,826 124,649
#*Harim Holdings Co., Ltd. 42,790 428,673
HB SOLUTION Co., Ltd. 45,911 73,042
*HC BoKwang Industry Co.,
Ltd. 7,591 14,766
HD Hyundai Co., Ltd. 40,669 6,611,467
HD Hyundai Construction
Equipment Co., Ltd. 33,320 2,504,671
HD Hyundai Electric Co., Ltd. 16,506 10,194,410
#*HD Hyundai Energy
Solutions Co., Ltd. 5,094 187,920
HD Hyundai Heavy Industries
Co., Ltd. 13,012 5,197,930
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 31,050 8,919,810
#HDC Holdings Co., Ltd. 21,884 289,020
HDC Hyundai Development
Co-Engineering & Construction 30,940 442,798
HDC Hyundai Engineering
Plastics Co., Ltd. 16 51
*HD-Hyundai Marine Engine 9,309 572,354
#*Heung-A Shipping Co., Ltd. 74,655 90,298
*Heungkuk Fire & Marine
Insurance Co., Ltd., Class A 120 302
#*HFR, Inc. 10,265 98,485
*High Tech Pharm Co., Ltd. 2,290 18,757
#*Hite Jinro Co., Ltd. 29,944 366,135
#*HJ Shipbuilding &
Construction Co., Ltd. 20,474 358,444
Shares Value
KOREA, REPUBLIC OF — (Continued)
*HK inno N Corp. 13,878 $ 542,817
*HL Holdings Corp. 6,016 190,168
#HL Mando Co., Ltd. 38,611 1,711,395
*HLB Biostep Co., Ltd. 19,532 19,608
*HLB Global Co., Ltd. 5,441 8,411
*Hlb Pharma Ceutical Co., Ltd. 11,159 128,692
*HLB Therapeutics Co., Ltd. 25,141 51,962
#*HLB, Inc. 45,244 1,744,506
*Hotel Shilla Co., Ltd. 21,767 698,649
#*HPSP Co., Ltd. 30,844 996,419
#*HS Hyosung Advanced
Materials Corp. 2,338 384,956
*HS Hyosung Corp. 1,401 60,443
*HS Industries Co., Ltd. 36,270 83,909
#*Hugel, Inc. 3,733 717,087
#Humedix Co., Ltd. 9,174 278,840
*Huneed Technologies 9,270 53,969
Huons Co., Ltd. 6,303 120,420
*Huvitz Co., Ltd. 2,967 18,284
*Hwa Shin Co., Ltd. 22,525 145,378
*Hwaseung Enterprise Co.,
Ltd. 21,448 75,248
#*HYBE Co., Ltd. 10,555 2,742,511
#*Hyosung Corp. 7,221 766,548
*Hyosung Heavy Industries
Corp. 3,470 6,275,122
*Hyosung TNC Corp. 2,660 697,617
#Hyundai Autoever Corp. 5,057 1,621,374
*Hyundai Bioland Co., Ltd. 3,692 11,145
Hyundai BNG Steel Co., Ltd. 7,853 73,543
*HYUNDAI Corp. 5,900 93,046
Hyundai Department Store
Co., Ltd. 11,713 762,476
Hyundai Elevator Co., Ltd. 14,716 965,118
HYUNDAI EVERDIGM Corp. 8,991 51,033
Hyundai Glovis Co., Ltd. 38,191 6,420,885
Hyundai Green Food 10,429 110,637
#*Hyundai Hyms Co., Ltd. 12,842 159,343
Hyundai Livart Furniture Co.,
Ltd. 9,139 41,714
*Hyundai Marine & Fire
Insurance Co., Ltd. 51,687 1,010,830
Hyundai Motor Co. 107,074 37,193,970
Hyundai Motor Securities Co.,
Ltd. 39,698 262,557
#*Hyundai Movex Co., Ltd. 30,589 671,538
#Hyundai Pharmaceutical Co.,
Ltd. 15,259 127,423
Hyundai Rotem Co., Ltd. 54,547 8,734,948
Hyundai Steel Co. 69,097 1,500,126
#Hyundai Wia Corp. 13,846 824,373
#HyVision System, Inc. 12,454 151,414
#*i3system, Inc. 5,454 492,580
iFamilySC Co., Ltd. 11,887 124,205
*IL Co., Ltd. 5,084 15,400
*Il Dong Pharmaceutical Co.,
Ltd. 8,696 229,875
#*ILDONG Holdings Co., Ltd. 4,784 39,950
Iljin Electric Co., Ltd. 17,435 811,550

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Iljin Holdings Co., Ltd. 20,520 $ 111,196
#*Iljin Power Co., Ltd. 8,521 91,284
*Ilshin Stone Co., Ltd. 32,416 35,515
<Ilyang Pharmaceutical Co.,
Ltd. 1,944 13,219
iM Financial Group Co., Ltd. 125,266 1,348,911
iMarketKorea, Inc. 1,965 10,648
InBody Co., Ltd. 8,092 183,551
#*Incar Financial Service Co.,
Ltd. 32,835 361,335
Industrial Bank of Korea 199,775 3,074,209
Innocean Worldwide, Inc. 17,648 233,075
InnoWireless Co., Ltd. 5,943 122,419
#*Innox Advanced Materials
Co., Ltd. 17,823 404,899
*Inscobee, Inc. 22,500 10,348
*Insun ENT Co., Ltd. 17,765 53,996
*Insung Information Co., Ltd. 10,436 12,499
#*Intellian Technologies, Inc. 5,732 418,531
*Interflex Co., Ltd. 15,550 134,499
Interojo Co., Ltd. 1,545 18,838
*iNtRON Biotechnology, Inc. 17,004 46,721
*IS Dongseo Co., Ltd. 14,589 238,184
ISC Co., Ltd. 8,031 840,817
*i-SENS, Inc. 17,243 196,460
*ISU Abxis Co., Ltd. 4,234 17,384
#*ISU Chemical Co., Ltd. 9,915 63,028
#*ISU Specialty Chemical 17,620 1,302,465
IsuPetasys Co., Ltd. 123,529 10,083,825
*Itcenglobal Co., Ltd. 17,397 650,242
*Jaeyoung Solutec Co., Ltd.,
Class A 4,632 15,109
#*Jahwa Electronics Co., Ltd. 16,617 346,332
JB Financial Group Co., Ltd. 93,438 1,632,601
*Jeil Pharmaceutical Co., Ltd. 2,361 23,882
*Jeju Air Co., Ltd. 32,974 124,162
#*Jeju Semiconductor Corp. 23,667 711,950
*JETEMA Co., Ltd. 4,761 35,359
*Jin Air Co., Ltd. 13,806 65,030
*Jinsung T.E.C. 14,019 139,664
JLS Co., Ltd. 16 65
*JNTC Co., Ltd. 6,300 106,576
*Joongang Advanced Materials
Co., Ltd. 3,522 6,668
JS Corp. 11,482 95,803
*Jusung Engineering Co., Ltd. 27,763 797,555
*JVM Co., Ltd. 7,180 126,451
*JW Holdings Corp. 5,616 15,528
*JW Life Science Corp. 3,647 32,710
*JW Pharmaceutical Corp. 15,451 333,838
*JW Shinyak Corp. 19,136 26,655
#*JYP Entertainment Corp. 26,689 1,368,381
K Car Co., Ltd. 3,566 38,152
*K Ensol Co., Ltd. 7,645 67,240
Kakao Corp. 160,567 6,849,252
#*Kakao Games Corp. 34,432 424,838
#KakaoBank Corp. 109,819 1,747,155
#*Kakaopay Corp. 13,930 613,563
*Kangnam Jevisco Co., Ltd. 2,524 29,845
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Kangstem Biotech Co., Ltd. 54,699 $ 83,413
#*Kangwon Energy Co., Ltd. 8,157 98,718
*KAON Group Co., Ltd. 11,807 53,072
KB Financial Group, Inc. 191,144 17,953,778
KB Financial Group, Inc.,
Sponsored ADR 70,615 6,635,691
*KBI Dongyang Steel Pipe
Co., Ltd. 29,732 38,027
KC Tech Co., Ltd. 2,766 90,797
#KCC Glass Corp. 9,413 175,913
#*KCTC 32,620 152,743
#*Keeps Biopharma, Inc. 9,925 63,643
#*Kencoa Aerospace Co. 8,995 186,224
*KEPCO Engineering &
Construction Co., Inc. 6,633 605,514
*KEPCO Plant Service &
Engineering Co., Ltd. 18,549 721,651
*KG Chemical Corp. 59,360 244,137
KG DONGBUSTEEL 34,891 136,229
*KG Eco Solution Co., Ltd. 20,000 91,844
#*KG Mobility Co. 60,867 164,283
KGMobilians Co., Ltd. 18,729 70,263
KH Vatec Co., Ltd. 20,109 267,114
*KidariStudio, Inc. 7,775 17,231
#*KINX, Inc. 2,858 264,475
*KISWIRE, Ltd. 2,672 40,190
KIWOOM Securities Co., Ltd. 15,625 4,814,289
*KMW Co., Ltd. 2,173 28,563
*KNJ Co., Ltd. 7,744 150,641
*KoBioLabs, Inc. 4,377 18,914
#Koh Young Technology, Inc. 17,145 400,812
*Kolmar BNH Co., Ltd. 5,687 58,988
#*Kolmar Korea Co., Ltd. 12,564 610,132
*Kolon Corp. 7,448 312,532
*Kolon Enp, Inc. 14,030 98,446
#Kolon Industries, Inc. 15,114 577,511
*Kolon Life Science, Inc. 1,657 74,596
#*KoMiCo, Ltd. 2,990 263,188
*Komipharm International Co.,
Ltd., Class A 21,877 108,367
#Korea Aerospace Industries,
Ltd. 48,188 5,634,320
*Korea Circuit Co., Ltd. 11,295 554,784
#Korea District Heating Corp. 1,637 113,501
*Korea Electric Power Corp. 118,813 4,812,281
Korea Electric Power Corp.,
Sponsored ADR 124,596 2,518,085
Korea Electric Terminal Co.,
Ltd. 5,001 259,883
*Korea Electronic Power
Industrial Development Co.,
Ltd. 8,934 85,095
Korea Fuel-Tech Corp. 27,199 148,145
*Korea Gas Corp. 12,164 339,297
*Korea Information Certificate
Authority, Inc. 18,982 88,620
Korea Investment Holdings
Co., Ltd. 44,743 6,698,705
#*Korea Line Corp. 187,030 253,765

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Korea Movenex Co., Ltd. 23,585 $ 94,871
*Korea Petrochemical Ind Co.,
Ltd. 2,665 289,384
#*Korea Petroleum Industries
Co. 8,285 91,806
*Korea United Pharm, Inc. 9,532 126,352
Korea Zinc Co., Ltd. 445 582,451
*Korean Air Lines Co., Ltd. 206,195 3,337,740
Korean Reinsurance Co. 112,908 923,251
Koryo Credit Information Co.,
Ltd. 3,533 24,520
#*KOSES Co., Ltd. 7,733 144,517
*Krafton, Inc. 22,633 3,993,874
*KRW Dividend 1 –
*KSP Co., Ltd. 13,274 41,499
*KSS LINE, Ltd. 20,797 140,149
KT&G Corp. 72,127 7,711,786
*Kukdong Oil & Chemicals
Co., Ltd. 10,076 24,116
*Kuk-il Paper Manufacturing
Co., Ltd. 10,781 2,696
*Kukjeon Pharmaceutical Co.,
Ltd. 13,053 28,883
*<Kum Yang Co., Ltd. 2,626 6,774
*Kumho Petrochemical Co.,
Ltd. 10,317 1,032,847
#*Kumho Tire Co., Inc. 112,266 469,530
*Kumkang Kind Co., Ltd. 9,252 39,659
Kwang Dong Pharmaceutical
Co., Ltd. 24,153 101,183
*Kyeong Nam Steel Co., Ltd. 7,571 14,123
*Kyeryong Construction
Industrial Co., Ltd. 6,754 101,352
Kyobo Securities Co., Ltd. 9,687 80,153
Kyochon F&B Co., Ltd. 2,102 6,294
*Kyung Dong Navien Co., Ltd. 6,285 252,378
Kyung Nong Corp. 8 50
#*Kyungbang Co., Ltd. 11,114 72,194
Kyung-In Synthetic Corp. 38,097 130,219
L&C Bio Co., Ltd. 5,795 371,196
#*L&F Co., Ltd. 9,481 831,909
*L&K Biomed Co., Ltd. 10,214 112,756
*LabGenomics Co., Ltd. 63,307 77,363
Lake Materials Co., Ltd. 22,595 419,908
*LB Semicon, Inc. 46,110 150,400
#*Lee Ku Industrial Co., Ltd. 23,875 98,360
*LEENO Industrial, Inc. 34,875 2,565,835
LG Chem, Ltd. 37,717 8,136,118
#*LG Display Co., Ltd. 335,511 2,720,170
*LG Display Co., Ltd.,
Sponsored ADR 44,992 178,618
LG Electronics, Inc. 103,544 7,128,811
*LG Energy Solution, Ltd. 17,528 4,846,564
#LG H&H Co., Ltd. 8,882 1,619,789
*LG HelloVision Co., Ltd. 25,978 41,781
#LG Innotek Co., Ltd. 14,594 2,484,042
LG Uplus Corp. 251,553 2,796,198
*LIG Nex1 Co., Ltd. 39,706 13,282,228
*LigaChem Biosciences, Inc. 8,757 1,235,008
Shares Value
KOREA, REPUBLIC OF — (Continued)
*LOT Vacuum Co., Ltd. 10,789 $ 103,438
#Lotte Chemical Corp. 10,989 636,712
#Lotte Chilsung Beverage Co.,
Ltd. 4,615 428,027
Lotte Corp. 17,158 374,296
#*Lotte Energy Materials Corp. 20,449 551,927
Lotte Innovate Co., Ltd. 1,218 17,939
*Lotte Non-Life Insurance Co.,
Ltd. 51,392 59,304
Lotte Rental Co., Ltd. 15,095 323,524
Lotte Shopping Co., Ltd. 8,490 495,456
*Lotte Tour Development Co.,
Ltd. 11,282 197,125
Lotte Wellfood Co., Ltd. 1,915 154,727
#LS Corp. 17,604 2,800,692
#*LS Eco Energy, Ltd. 6,245 178,968
*LS Electric Co., Ltd. 22,831 8,977,592
*LTC Co., Ltd. 7,553 144,826
*LVMC Holdings 93,765 96,931
LX Hausys, Ltd. 7,838 157,914
LX INTERNATIONAL Corp. 28,378 754,105
LX Semicon Co., Ltd. 8,948 340,041
*M.I.Tech Co., Ltd. 9,060 47,144
Macquarie Korea Infrastructure
Fund 263,873 2,051,368
*Macrogen, Inc. 4,421 59,954
MAKUS, Inc. 5,963 99,010
*Manyo Co., Ltd. 6,481 64,792
Mcnex Co., Ltd. 15,805 334,349
Medytox, Inc. 2,609 243,427
*Meerecompany, Inc. 5,945 74,591
*MegaStudyEdu Co., Ltd. 6,930 224,356
Meritz Financial Group, Inc. 71,991 5,831,701
*META BIOMED Co., Ltd. 25,479 86,558
*MiCo, Ltd. 31,125 383,386
*Micro Contact Solution Co.,
Ltd. 5,262 75,124
*Micro Digital Co., Ltd. 647 4,360
*Mirae Asset Life Insurance
Co., Ltd. 16,981 111,130
#Mirae Asset Securities Co.,
Ltd. 146,607 4,354,210
Misto Holdings Corp. 25,555 833,547
Miwon Commercial Co., Ltd. 4 386
Miwon Specialty Chemical
Co., Ltd. 4 375
#MNTech Co., Ltd. 13,199 109,396
*Modetour Network, Inc. 10,434 81,912
*MONAYONGPYONG 25,770 56,753
Moorim P&P Co., Ltd. 2,206 3,663
*Motrex Co., Ltd. 20,320 136,652
*mPlus Corp. 11,803 102,499
#*Myoung Shin Industrial Co.,
Ltd. 31,606 201,133
*Naintech Co., Ltd. 5,046 12,024
*Namhae Chemical Corp. 21,019 100,174
*Namuga Co., Ltd. 12,718 220,449
*Namyang Dairy Products Co.,
Ltd. 1,603 53,288

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*NanoenTek, Inc. 10,834 $ 38,462
*Nature & Environment Co.,
Ltd. 74,545 30,814
Nature Holdings Co., Ltd.
(The) 6,081 33,882
NAVER Corp. 54,610 10,433,340
#*Neosem, Inc. 17,348 188,618
*Nepes Ark Corp. 10,209 131,496
*NEPES Corp. 15,933 211,975
Ω*Netmarble Corp. 16,046 588,599
*New Power Plasma Co., Ltd. 33,061 141,027
Newflex Technology Co., Ltd. 5,244 24,409
*Nexen Corp. 36 150
Nexen Tire Corp. 17,626 98,330
*Nexon Games Co., Ltd. 1,490 13,705
#*Nexteel Co., Ltd. 31,733 247,797
NEXTIN, Inc. 8,778 600,690
NH Investment & Securities
Co., Ltd. 71,551 1,344,626
*NH NongWooBio Co., Ltd. 8 46
#NHN KCP Corp. 18,570 294,148
*NIBEC Co., Ltd. 5,400 133,931
*NICE Holdings Co., Ltd. 26,899 260,319
NICE Information &
Telecommunication, Inc. 1,719 29,080
NICE Information Service Co.,
Ltd. 11,199 134,833
*Nong Shim Holdings Co., Ltd. 2,390 146,947
*NongShim Co., Ltd. 2,882 815,906
*Noroo Holdings Co., Ltd. 2,332 34,347
*NOROO Paint & Coatings
Co., Ltd. 9,813 56,516
*NOVAREX Co., Ltd. 15,644 152,810
*OCI Co., Ltd. 5,479 268,735
#OCI Holdings Co., Ltd. 12,882 1,032,780
#*Okins Electronics Co., Ltd. 18,084 161,944
*OliX Pharmaceuticals, Inc. 660 63,231
*ONEJOON Co., Ltd. 8,763 62,219
*OptoElectronics Solutions
Co., Ltd. 5,765 66,926
*Orbitech Co., Ltd. 25,729 79,543
*Orient Precision Industries,
Inc. 19,479 32,073
*Oriental Precision &
Engineering Co., Ltd. 28,857 167,801
Orion Corp. 24,794 2,023,965
*Osang Healthcare Co., Ltd. 6,180 48,731
*OSTEONIC Co., Ltd. 15,577 67,420
#Otoki Corp. 1,218 326,628
*Pan Ocean Co., Ltd. 247,637 808,597
#*Paradise Co., Ltd. 39,163 482,668
#*Park Systems Corp. 4,014 846,359
#*Partron Co., Ltd. 38,977 194,425
#*Pearl Abyss Corp. 11,298 448,969
*Pentastone Electronics, Inc. 6,661 34,661
People & Technology, Inc. 19,155 703,974
#*Peptron, Inc. 7,751 1,645,082
PharmaResearch Co., Ltd. 5,645 1,856,959
*Pharmicell Co., Ltd. 34,234 335,110
Shares Value
KOREA, REPUBLIC OF — (Continued)
Philenergy Co., Ltd. 6,012 $ 71,422
*Philoptics Co., Ltd. 10,334 396,302
*PI Advanced Materials Co.,
Ltd. 16,027 180,602
*PKC Co., Ltd. 30,398 128,823
*Polaris AI Corp. 26,509 33,739
#*Polaris Office Corp. 31,376 104,194
POND GROUP Co., Ltd. 11,823 47,640
#Poongsan Corp. 24,689 2,250,380
Posco DX Co., Ltd. 28,501 765,294
#*POSCO Future M Co., Ltd. 15,838 2,459,214
POSCO Holdings, Inc. 34,697 8,376,551
POSCO Holdings, Inc.,
Sponsored ADR 60,764 3,604,521
Posco International Corp. 45,073 1,953,978
#Posco M-Tech Co., Ltd. 12,842 177,543
POSCO Steeleon Co., Ltd. 3,065 86,771
*Power Logics Co., Ltd. 23,413 92,715
*Protec Co., Ltd. 4,554 161,355
#*PSK Holdings, Inc. 3,728 204,348
*PSK, Inc. 21,976 938,950
Pulmuone Co., Ltd. 14,740 134,149
*Puloon Technology, Inc. 5 37
#*Pumtech Korea Co., Ltd. 5,679 258,818
*Pungkuk Ethanol Co., Ltd. 8 50
*QRT, Inc. 1,110 13,657
#*Rainbow Robotics 3,300 1,669,029
*Remed Co., Ltd., Class A 9,778 19,428
*Reyon Pharmaceutical Co.,
Ltd. 1,471 11,548
*<RFsemi Technologies, Inc. 2,810 1,085
#*Robostar Co., Ltd. 3,210 198,256
*Robotis Co., Ltd. 4,192 985,822
*Rorze Systems Corp. 10,128 68,885
*S&D Co., Ltd. 1,740 84,740
S&S Tech Corp. 9,074 573,665
#S-1 Corp. 2,444 135,155
*Sajo Industries Co., Ltd. 2,229 90,436
*Sajodaerim Corp. 1,527 38,562
*Sajodongaone Co., Ltd. 35,898 26,860
*Saltlux, Inc. 3,363 72,545
#*Sam Chun Dang Pharm Co.,
Ltd. 4,652 1,552,929
#Sam-A Aluminum Co., Ltd. 1,134 26,944
*Sambo Corrugated Board
Co., Ltd. 12 80
Samchully Co., Ltd. 2,005 200,026
SAMHWA Paints Industrial
Co., Ltd. 14,594 70,567
*Samick Musical Instruments
Co., Ltd. 84 68
*<Samick THK Co., Ltd. 7,566 19,633
#*Samil Pharmaceutical Co.,
Ltd. 18,044 125,734
*Samji Electronics Co., Ltd. 8,600 136,223
*Samjin Pharmaceutical Co.,
Ltd. 6,977 93,502
*Sammok S-Form Co., Ltd. 4,208 57,767
*SAMPYO Cement Co., Ltd. 34,521 201,456

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Ω*Samsung Biologics Co., Ltd. 5,347 $ 6,482,225
Samsung E&A Co., Ltd. 166,882 3,570,908
Samsung Electro-Mechanics
Co., Ltd. 37,784 7,323,702
Samsung Electronics Co., Ltd. 2,497,341 278,465,493
Samsung Electronics Co., Ltd.,
GDR 14,950 41,172,300
#*Samsung Episholdings Co.,
Ltd. 2,800 1,178,825
Samsung Fire & Marine
Insurance Co., Ltd. 24,871 8,656,642
*Samsung Heavy Industries
Co., Ltd. 398,996 8,163,424
Samsung Life Insurance Co.,
Ltd. 52,658 6,888,635
*Samsung Pharmaceutical
Co., Ltd. 81,651 102,730
*Samsung SDI Co., Ltd. 47,450 12,856,398
Samsung SDS Co., Ltd. 30,072 3,616,412
Samsung Securities Co., Ltd. 67,133 4,225,545
*SAMT Co., Ltd. 62,530 199,832
*Samwha Capacitor Co., Ltd. 6,791 149,087
*Samwha Electric Co., Ltd. 2,941 111,355
Samyang Foods Co., Ltd. 3,340 2,738,085
Samyang Packaging Corp. 8 69
*Samyoung Co., Ltd. 28,151 119,105
*Samyoung M-Tek Co., Ltd. 846 8,522
Sang-A Frontec Co., Ltd. 6,684 81,495
*Sangsin Energy Display
Precision Co., Ltd. 10,433 110,317
Sanil Electric Co., Ltd. 3,207 328,632
Saramin Co., Ltd. 1,948 17,593
#*Satrec Initiative Co., Ltd. 4,411 602,169
#*SD Biosensor, Inc. 32,598 204,275
#SeAH Besteel Holdings Corp. 11,692 591,342
SeAH Steel Corp. 1,477 124,058
SeAH Steel Holdings Corp. 951 89,854
#Seegene, Inc. 18,509 367,763
Segyung Hitech Co., Ltd. 27,755 96,797
#Sejin Heavy Industries Co.,
Ltd. 20,009 269,400
#*Selvas AI, Inc. 20,682 190,239
*SEMCNS Co., Ltd. 17,867 117,922
*Seobu T&D 29,252 357,470
*Seohan Co., Ltd. 8,910 5,515
#*Seojin System Co., Ltd. 17,452 462,550
*Seoul Auction Co., Ltd. 8,275 44,439
*Seoul Semiconductor Co.,
Ltd. 42,399 228,873
*Seoyon Co., Ltd. 15,200 112,569
#*Seoyon E-Hwa Co., Ltd. 20,923 219,056
*<Sewon E&C Co., Ltd., Class
A 9,020 570
SFA Engineering Corp. 10,760 252,666
#*SFA Semicon Co., Ltd. 51,013 277,853
#*SG Co., Ltd., Class A 58,363 108,665
#*SGC Energy Co., Ltd. 7,659 115,997
*Shin Heung Energy &
Electronics Co., Ltd. 19,780 89,597
Shares Value
KOREA, REPUBLIC OF — (Continued)
Shinhan Financial Group Co.,
Ltd. 245,096 $ 14,354,309
#Shinhan Financial Group Co.,
Ltd., Sponsored ADR 42,729 2,492,383
*Shinil Electronics Co., Ltd. 31,549 29,151
Shinsegae International, Inc. 11,631 98,501
Shinsegae, Inc. 5,336 1,184,418
#*Shinsung Delta Tech Co.,
Ltd. 8,046 445,509
#*Shinsung E&G Co., Ltd. 182,987 226,287
*Shinsung ST. Co., Ltd. 2,701 73,839
#*Shinwon Corp. 59,491 58,193
#*Silicon2 Co., Ltd. 22,886 842,683
*SillaJen, Inc. 16,344 50,756
#SIMMTECH Co., Ltd. 15,698 659,809
*SJG Sejong 21,923 161,750
*SK Biopharmaceuticals Co.,
Ltd. 23,456 1,922,890
*SK Bioscience Co., Ltd. 10,101 355,788
SK Discovery Co., Ltd. 6,135 246,781
*SK Eternix Co., Ltd. 7,933 111,880
SK Gas, Ltd. 1,946 315,005
SK hynix, Inc. 351,994 222,288,833
Ω#*SK IE Technology Co., Ltd. 20,057 381,103
SK Innovation Co., Ltd. 15,666 1,218,974
SK Networks Co., Ltd. 103,274 401,789
#*SK oceanplant Co., Ltd. 19,856 259,339
SK Securities Co., Ltd. 356,525 234,810
SK Telecom Co., Ltd. 44,820 2,257,503
#SK Telecom Co., Ltd., ADR 30,924 871,748
SK, Inc. 31,029 7,189,226
*SKC Co., Ltd. 8,418 684,832
#*SL Corp. 17,206 661,034
#*SM Entertainment Co., Ltd. 7,488 603,452
*SMCore, Inc. 16 69
*SMEC Co., Ltd. 55,309 249,379
SNT Energy Co., Ltd. 2,676 78,361
#*S-Oil Corp. 37,377 2,749,913
#Solid, Inc. 61,627 363,922
*SOLUM Co., Ltd. 33,599 368,809
#*Solus Advanced Materials
Co., Ltd. 24,461 138,500
*Solux Co., Ltd. 33,678 98,502
Songwon Industrial Co., Ltd. 11,768 74,235
*SOOP Co., Ltd. 6,380 327,555
Soulbrain Co., Ltd. 2,623 890,187
Soulbrain Holdings Co., Ltd. 2,317 94,811
*SPC Samlip Co., Ltd. 661 23,190
#*SPG Co., Ltd. 11,016 1,176,295
#*ST Pharm Co., Ltd. 9,626 1,067,326
*Straffic Co., Ltd. 18,844 47,588
*Studio Dragon Corp. 9,356 320,447
*STX Engine Co., Ltd. 4,331 102,002
*Suheung Co., Ltd. 5,193 78,108
*Sukgyung AT Co., Ltd. 2,085 84,738
*Sung Kwang Bend Co., Ltd. 14,861 337,093
*Sungshin Cement Co., Ltd. 17,634 120,549
*Sungwoo Hitech Co., Ltd. 70,419 389,912
#*Sunic System, Ltd. 5,145 219,469

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Sunjin Co., Ltd. 16,795 $ 131,266
#*Suresoft Technologies, Inc. 22,367 138,298
SY Co., Ltd. 22,264 42,536
*SY Steel Tech, Inc. 14,507 34,972
*Synergy Innovation Co., Ltd. 28,873 47,741
#*Synopex, Inc. 103,226 549,334
#*Systems Technology, Inc. 9,878 260,435
#T&L Co., Ltd. 5,398 206,260
Tae Kyung Industrial Co., Ltd. 3,996 13,020
*Taewoong Co., Ltd. 15,963 339,910
*Taihan Cable & Solution Co.,
Ltd. 41,270 842,947
#*TCC Steel 18,822 223,735
*TechWing, Inc. 67,774 2,354,245
#*Telechips, Inc. 12,539 136,331
*TEMC Co., Ltd. 12,444 86,366
*TERA SCIENCE Co., Ltd. 31,673 3,059
TES Co., Ltd. 11,534 578,543
*TFE Co., Ltd. 4,132 111,094
*TigerElec Co., Ltd. 2,854 69,992
*TK Corp. 16,951 335,628
*TKG Huchems Co., Ltd. 10,949 152,133
#*TLB Co., Ltd. 8,340 345,907
#Tokai Carbon Korea Co., Ltd. 3,258 538,699
#*Tongyang Life Insurance
Co., Ltd. 34,133 163,385
Tonymoly Co., Ltd. 9,064 55,981
Toptec Co., Ltd. 20,881 70,285
Tovis Co., Ltd. 17,695 191,776
*TS Corp. 43,460 83,937
*TSE Co., Ltd. 2,414 131,316
*Tuksu Construction Co., Ltd. 14,342 65,861
#TYM Corp. 34,497 169,202
*UBCare Co., Ltd. 14,705 40,711
*Uni-Chem Co., Ltd. 26,713 21,899
#*Unid Co., Ltd. 4,261 236,525
#*Union Semiconductor
Equipment & Materials Co.,
Ltd. 25,057 200,017
*Uniquest Corp. 10,331 46,437
*Unison Co., Ltd. 98,504 68,366
*UniTest, Inc. 13,673 136,882
*Unitrontech Co., Ltd. 17,816 84,290
*Value Added Technology Co.,
Ltd. 1,728 24,790
*Vaxcell-Bio Therapeutics Co.,
Ltd. 6,215 45,121
*VICTEK Co., Ltd. 19,648 54,055
*<Vidente Co., Ltd. 15,266 6,607
*Vieworks Co., Ltd. 5,122 100,526
#*Vina Tech Co., Ltd. 2,888 191,008
*Vitzro Tech Co., Ltd. 14,034 105,299
*Vitzrocell Co., Ltd. 23,602 344,339
*VIVOZON
PHARMACEUTICAL Co., Ltd. 24,616 86,021
*VM, Inc. 15,973 333,464
#*VT Co., Ltd. 29,451 421,488
*Webcash Corp. 3,047 21,486
*Wemade Co., Ltd. 1,467 33,276
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Won Ik Corp. 3,881 $ 37,775
*Won Tech Co., Ltd. 58,332 414,168
#*WONIK IPS Co., Ltd. 22,571 1,793,888
#*Wonik Materials Co., Ltd. 7,485 208,783
*WONIK PNE Co., Ltd. 30,156 90,192
*Wonik QnC Corp. 16,542 327,530
*Woojin Ntec, Inc. 2,393 44,389
#Woojin, Inc. 12,712 230,943
*Woongjin Thinkbig Co., Ltd. 7,441 6,167
Woori Financial Group, Inc. 563,839 11,849,472
#Woori Financial Group, Inc.,
ADR 39,838 2,473,143
#*Woori Technology, Inc. 98,941 620,701
*Woosu AMS Co., Ltd., Class
A 8,954 19,626
#*Worldex Industry & Trading
Co., Ltd. 16,622 299,090
Xexymix Corp. 14,731 53,831
*Xperix, Inc. 20,293 41,872
*Y G-1 Co., Ltd. 20,998 130,855
*YC Corp. 10,804 148,092
*Y-entec Co., Ltd. 7,521 34,642
#*Yest Co., Ltd. 11,639 175,466
#*YG Entertainment, Inc. 5,990 310,861
*YMT Co., Ltd. 8,223 64,212
*Youlchon Chemical Co., Ltd. 8,940 168,627
Youngone Holdings Co., Ltd. 3,656 525,769
Yuanta Securities Korea Co.,
Ltd. 50,073 160,718
#*Yuhan Corp. 24,717 1,854,548
*Yungjin Pharmaceutical Co.,
Ltd. 33,932 45,049
*Yunsung F&C Co., Ltd. 2,682 68,103
*Zeus Co., Ltd. 23,851 326,597
Zinus, Inc. 14,006 122,409
TOTAL KOREA, REPUBLIC
OF 1,248,302,538
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 652,883 444,616
A'ayan Real Estate Co SAK 149,063 63,142
*Acico Industries Co. KSC 239,514 324,659
Al Ahli Bank of Kuwait KSCP 642,573 617,657
Al Arabiya Real Estate Co.
KSC 62,836 40,949
*Al Argan International Real
Estate Co. KSCP 120,522 38,996
<Al-Eid Food KSC 86,793 45,815
Ali Alghanim Sons Automotive
Co. KSCC 79,554 287,213
*<Arabi Group Holding KSC 154,926 36,346
Beyout Holding Co. KPSC 48,274 56,626
Boubyan Bank KSCP 691,925 1,528,593
Boursa Kuwait Securities Co.
KPSC 34,705 356,210
Burgan Bank SAK 682,993 442,866
Combined Group Contracting
Co. SAK 85,629 276,223

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KUWAIT — (Continued)
Commercial Real Estate Co.
KSC 927,686 $ 625,712
Gulf Bank KSCP 2,213,099 2,487,843
Gulf Cables & Electrical
Industries Group Co. KSCP 50,610 331,463
Heavy Engineering & Ship
Building Co. KSCP 127,816 327,765
Humansoft Holding Co. KSC 59,488 512,888
*IFA Hotels & Resorts KPSC 42,970 120,131
Integrated Holding Co. KCSC 196,384 273,236
*Kuwait & Gulf Link Transport
Co. Ksc 48,686 11,422
Kuwait Finance House KSCP 6,638,303 17,477,187
Kuwait International Bank
KSCP 753,257 667,598
*Kuwait Real Estate Co. KSC 855,742 975,920
Kuwait Telecommunications
Co. 103,371 221,966
Mabanee Co. KPSC 455,954 1,493,104
*Manazel Holding Co. KSC 193,003 31,255
Mezzan Holding Co. KSCC 83,714 277,410
Mobile Telecommunications
Co. KSCP 1,801,818 2,994,224
National Bank of Kuwait SAKP 4,432,473 13,735,034
*Rasiyat Holding Co., Class A 78,255 93,580
*Real Estate Trade Centers
Co. Ksc 65,662 52,632
Salhia Real Estate Co. KSCP 213,042 270,728
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 81,285 38,140
*UniCap Investment and
Finance Co. 10,074 9,815
*United Real Estate Co. SAKP 64,920 59,018
*Warba Bank KSCP 2,357,206 2,173,637
TOTAL KUWAIT 49,821,619
MALAYSIA — (1.3%)
#7-Eleven Malaysia Holdings
BHD 600 304
Able Global BHD 300 127
#Aeon Co. M BHD 773,700 243,376
#*AFFIN Bank BHD 408,225 277,535
Ajinomoto Malaysia BHD 5,900 20,415
Alliance Bank Malaysia BHD 709,823 941,749
Allianz Malaysia BHD 10,100 58,929
#AME Elite Consortium BHD 53,000 20,167
AMMB Holdings BHD 2,510,500 4,107,744
Ancom Nylex BHD 356,495 84,105
*Astro Malaysia Holdings BHD 393,100 9,474
#Aurelius Technologies BHD 53,100 9,766
Axiata Group BHD 1,485,800 866,905
Bank Islam Malaysia BHD 269,540 168,890
Batu Kawan BHD 200 982
*Berjaya Corp. BHD 2,155,896 147,664
Bermaz Auto BHD 665,800 140,186
#Bursa Malaysia BHD 460,600 1,056,272
*Cape Ems BHD 350,700 23,576
Carlsberg Brewery Malaysia
BHD 89,600 399,131
Shares Value
MALAYSIA — (Continued)
CB Industrial Product Holding
BHD 300 $ 95
CCK Consolidated Holdings
BHD 172,200 59,409
CELCOMDIGI BHD 545,600 451,207
CIMB Group Holdings BHD 5,480,436 11,928,498
#Crescendo Corp. BHD 54,000 17,260
#CTOS Digital BHD 529,300 120,845
#*Cypark Resources BHD 388,100 68,424
*D&O Green Technologies
BHD 906,300 142,543
#*Dagang NeXchange BHD 1,165,700 87,235
#Dayang Enterprise Holdings
BHD 926,100 420,527
#Dialog Group BHD 1,671,700 695,481
#DRB-Hicom BHD 748,700 205,123
Dufu Technology Corp. BHD 135,600 59,510
Duopharma Biotech BHD 541 188
Dutch Lady Milk Industries
BHD 5,700 47,717
*Eastern & Oriental BHD 843,300 157,236
#Eco World Development
Group BHD 985,800 557,670
#EG Industries BHD 548,100 157,117
#*Ekovest BHD 1,840,200 121,373
Far East Holdings BHD 200 205
#Farm Fresh BHD 946,900 686,995
#Formosa Prosonic Industries
BHD 200 58
#Fraser & Neave Holdings
BHD 73,400 665,851
#Frontken Corp. BHD 1,352,500 1,317,504
Gamuda BHD 3,095,656 3,471,030
Gas Malaysia BHD 249,400 291,663
*Genetec Technology BHD 283,600 18,705
#Genting BHD 1,505,100 1,091,980
Genting Malaysia BHD 1,965,500 987,238
Genting Plantations BHD 400 524
#*Greatech Technology BHD 492,700 219,978
#Guan Chong BHD 1,506,666 263,724
HAP Seng Consolidated BHD 316,300 239,913
Hap Seng Plantations Holdings
BHD 56,400 32,621
#*Hartalega Holdings BHD 1,156,900 270,002
Heineken Malaysia BHD 93,000 564,795
*Hengyuan Refining Co. BHD 218,700 48,267
#Hextar Global BHD 368,700 78,566
Hiap Teck Venture BHD 972,400 66,603
Hibiscus Petroleum BHD 513,820 202,035
#Hong Leong Bank BHD 136,600 894,033
#Hong Leong Financial Group
BHD 26,600 150,747
Hong Leong Industries BHD 4,500 19,315
HSS Engineers BHD 96,400 9,415
Hup Seng Industries BHD 202,200 53,345
*IGB BHD 606 549
IHH Healthcare BHD 782,200 1,777,908
IJM Corp. BHD 1,565,600 1,064,386
#Inari Amertron BHD 1,048,000 428,026

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
MALAYSIA — (Continued)
#IOI Corp. BHD 577,600 $ 584,633
IOI Properties Group BHD 799,500 646,983
ITMAX SYSTEM BHD 45,500 58,751
#JAKS Resources BHD 641,500 16,273
Jaya Tiasa Holdings BHD 754,300 200,917
#Kelington Group BHD 493,200 660,603
#Kenanga Investment Bank
BHD 136,800 29,845
#Kerjaya Prospek Group BHD 365,400 251,201
#Kim Loong Resources BHD 500 304
*Kinergy Advancement BHD 787,300 75,894
*<KNM Group BHD 8,500 8
#Kossan Rubber Industries
BHD 848,900 217,501
#KPJ Healthcare BHD 1,419,600 997,537
Kretam Holdings BHD 900 158
#KSL Holdings BHD 236,479 183,568
#Kuala Lumpur Kepong BHD 357,566 1,768,782
#Lagenda Properties BHD 47,100 17,922
Land & General BHD 543,300 19,984
#LBS Bina Group BHD 346,300 35,579
#Leong Hup International BHD 1,188,100 238,102
#Lianson Fleet Group BHD 155,200 79,923
Ω*Lotte Chemical Titan
Holding BHD 409,100 39,955
LPI Capital BHD 300 1,151
Magnum BHD 1,800 603
Mah Sing Group BHD 1,292,100 376,945
#Malakoff Corp. BHD 923,500 182,732
Malayan Banking BHD 3,642,866 10,904,571
Malayan Cement BHD 29,300 59,462
#Malayan Flour Mills BHD 18,200 2,909
Malaysia Smelting Corp. BHD 274,800 133,148
Malaysian Pacific Industries
BHD 82,500 669,711
#Malaysian Resources Corp.
BHD 1,377,145 122,273
#Matrix Concepts Holdings
BHD 947,925 343,869
#Maxis BHD 1,107,400 1,073,127
#MBSB BHD 1,763,100 326,500
Mega First Corp. BHD 252,900 208,505
Mi Technovation BHD 114,200 90,966
MISC BHD 149,800 304,008
MKH BHD 500 129
MKH Oil Palm East Kalimantan
BHD 71 11
MNRB Holdings BHD 69,500 45,663
Ω#MR DIY Group M BHD 3,467,300 1,609,629
Muhibbah Engineering M BHD 279,800 38,684
#Nationgate Holdings BHD 559,400 141,198
Nestle Malaysia BHD 39,500 1,122,273
*NEXG BHD 1,164,300 87,130
#PA Resources BHD 110,900 4,220
Padini Holdings BHD 54,450 26,935
#Pantech Group Holdings BHD 65,700 10,917
#Paramount Corp. BHD 500 133
Pecca Group BHD 188,400 80,292
Perak Transit BHD 908,650 61,084
Shares Value
MALAYSIA — (Continued)
Petron Malaysia Refining &
Marketing BHD 100 $ 105
#Petronas Chemicals Group
BHD 744,200 609,783
#Petronas Dagangan BHD 187,000 1,005,682
Petronas Gas BHD 33,500 156,197
*Pharmaniaga BHD 1,104,100 79,825
PIE Industrial BHD 37,900 21,152
#PPB Group BHD 246,100 705,462
Press Metal Aluminium
Holdings BHD 1,872,500 3,591,096
Public Bank BHD 7,242,900 8,947,976
#QL Resources BHD 1,328,300 1,354,583
#*Ranhill Utilities BHD 444,734 194,049
RGB International BHD 800,500 52,798
RHB Bank BHD 1,831,434 3,925,829
#Sam Engineering &
Equipment M BHD 41,000 36,403
#Sarawak Oil Palms BHD 33,349 32,401
#Scientex BHD 285,400 279,463
SD Guthrie BHD 576,842 854,581
Sime Darby BHD 2,522,300 1,382,082
#Sime Darby Property BHD 2,084,700 793,265
SKP Resources BHD 1,017,300 156,131
#*Solarvest Holdings BHD 360,100 230,201
#Southern Cable Group BHD 344,700 181,007
#SP Setia BHD Group 1,917,200 479,057
#Sports Toto BHD 32,256 10,638
#Sunway BHD 1,427,400 2,085,699
#Sunway Construction Group
BHD 542,300 814,413
#Syarikat Takaful Malaysia
Keluarga BHD 292,760 257,706
Ta Ann Holdings BHD 144,000 169,498
Taliworks Corp. BHD 600 72
*Tanco Holdings BHD 311,900 107,606
Telekom Malaysia BHD 1,132,214 2,269,023
Tenaga Nasional BHD 1,361,200 4,813,579
Thong Guan Industries BHD 25,800 7,592
TIME dotCom BHD 706,700 1,070,269
#Top Glove Corp. BHD 4,132,600 639,494
*Tropicana Corp. BHD 211,100 63,191
*TSH Resources BHD 418,600 130,613
#Uchi Technologies BHD 46,400 35,901
#UEM Sunrise BHD 1,208,200 200,754
Unisem M BHD 177,000 141,438
United Malacca BHD 200 297
#United Plantations BHD 151,500 1,162,192
UOA Development BHD 400 190
Velesto Energy BHD 4,300,900 332,769
ViTrox Corp. BHD 3,200 3,531
#VS Industry BHD 3,432,202 365,684
Wasco BHD 177,900 41,519
#*WCT Holdings BHD 1,128,110 168,844
Wellcall Holdings BHD 700 234
#Westports Holdings BHD 587,134 910,043
#Yinson Holdings BHD 651,719 390,172
#YTL Corp. BHD 3,949,200 2,083,799
#YTL Power International BHD 2,970,119 2,433,659

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
MALAYSIA — (Continued)
Zetrix Ai BHD 4,736,613 $ 967,269
TOTAL MALAYSIA 109,690,753
MEXICO — (1.7%)
#*Alpek SAB de CV, Class A 309,082 161,784
Alsea SAB de CV 532,124 1,637,140
America Movil SAB de CV,
ADR 454,541 9,408,999
America Movil SAB de CV,
Class B 1,941,528 2,015,733
Arca Continental SAB de CV 341,765 3,880,048
ΩBanco del Bajio SA 602,076 1,781,898
#Becle SAB de CV 228,042 241,622
Bolsa Mexicana de Valores
SAB de CV 435,170 879,271
Cemex SAB de CV,
Preference 3,721,289 4,650,807
Cemex SAB de CV,
Sponsored ADR 740,417 9,240,404
*Cia Minera Autlan SAB de
CV, Class B 500 220
Coca-Cola Femsa SAB de CV 160,125 1,687,188
Coca-Cola Femsa SAB de CV,
Sponsored ADR 18,968 1,978,173
Consorcio ARA SAB de CV 25,100 5,687
*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 103,631 101,080
Corp Inmobiliaria Vesta SAB
de CV 694,216 2,162,647
Corp Inmobiliaria Vesta SAB
de CV, ADR 4,090 126,544
El Puerto de Liverpool SAB
de CV 74,898 452,445
Fomento Economico Mexicano
SAB de CV 290,370 3,053,179
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 40,294 4,205,082
GCC SAB de CV 156,075 1,701,467
Genomma Lab Internacional
SAB de CV, Class B 554,902 535,485
Gentera SAB de CV 1,205,290 3,387,207
Gruma SAB de CV, Class B 118,748 2,154,194
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 195,920 2,872,673
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 3,964 463,629
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 23,160 640,608
#Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 27,843 7,654,319
Grupo Aeroportuario del
Sureste SAB de CV, Class B 18,696 651,628
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 9,778 3,374,681
#Grupo Bimbo SAB de CV,
Class A 824,618 2,885,474
Shares Value
MEXICO — (Continued)
Grupo Carso SAB de CV 305,103 $ 2,092,472
Grupo Comercial Chedraui SA
de CV 213,754 1,478,300
Grupo Financiero Banorte SAB
de CV, Class O 1,310,189 14,922,122
Grupo Financiero Inbursa SAB
de CV, Class O 1,084,370 2,732,960
Grupo Herdez SAB de CV 17,731 75,515
*Grupo Hotelero Santa Fe
SAB de CV 600 136
*Grupo Industrial Saltillo SAB
de CV 600 453
Grupo Mexico SAB de CV,
Class B 1,582,222 17,699,324
*Grupo Nutrisa SAB de CV 17,731 4,589
#*Grupo Rotoplas SAB de CV 28,236 19,175
*Grupo Simec SAB de CV,
Class B 100 1,029
Grupo Televisa SAB 296,598 195,771
Ω#*Grupo Traxion SAB de CV,
Class A 92,452 74,880
*Industrias Penoles SAB de
CV 108,298 6,322,950
Kimberly-Clark de Mexico SAB
de CV, Class A 1,028,432 2,294,956
La Comer SAB de CV 272,323 589,638
Medica Sur SAB de CV, Class
B 100 330
Megacable Holdings SAB de
CV 342,932 1,209,069
*Minera Frisco SAB de CV 600 460
Ω*Nemak SAB de CV 1,611,492 315,851
#*Orbia Advance Corp. SAB
de CV 796,716 850,130
Organizacion Soriana SAB de
CV, Class B 600 1,238
*Promotora de Hoteles Norte
19 SAB De CV, Class L 21,900 7,979
Promotora y Operadora de
Infraestructura SAB de CV 279,372 4,400,830
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 80 968
#Qualitas Controladora SAB
de CV 155,263 1,458,919
Regional SAB de CV 240,788 2,165,107
*Vitro SAB de CV, Series A,
Class A 100 34
Wal-Mart de Mexico SAB de
CV 2,373,368 7,587,882
TOTAL MEXICO 140,494,383
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 561 6,177
Credicorp, Ltd. 28,239 10,076,522
Intercorp Financial Services,
Inc. 1,658 81,209
TOTAL PERU 10,163,908

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc. 216,000 $ 116,657
Aboitiz Power Corp. 406,000 296,499
ACEN Corp. 4,056,540 182,570
Alliance Global Group, Inc. 255,200 32,246
Apex Mining Co., Inc. 1,674,700 432,324
Asia United Bank Corp. 600 430
*Atlas Consolidated Mining &
Development Corp. 20,700 3,656
Ayala Corp. 160,500 1,379,285
Ayala Land, Inc. 4,310,000 1,555,481
*AyalaLand Logistics Holdings
Corp. 2,000 45
Bank of the Philippine Islands 765,604 1,612,332
BDO Unibank, Inc. 1,776,322 4,072,715
Bloomberry Resorts Corp. 3,487,700 169,408
Cebu Landmasters, Inc. 49,952 2,121
Century Pacific Food, Inc. 405,700 262,173
China Banking Corp. 46,720 50,782
Converge Information and
Communications Technology
Solutions, Inc. 1,606,400 422,877
D&L Industries, Inc. 795,700 54,055
DigiPlus Interactive Corp. 990,200 220,641
*DITO CME Holdings Corp. 1,069,000 12,345
DMCI Holdings, Inc. 833,300 152,846
*DoubleDragon Corp. 67,100 11,510
East West Banking Corp. 4,900 1,027
Emperador, Inc. 112,500 29,539
First Philippine Holdings Corp. 1,010 1,321
*Global Ferronickel Holdings,
Inc. 3,000 101
Globe Telecom, Inc. 16,541 441,333
GT Capital Holdings, Inc. 66,040 751,468
International Container
Terminal Services, Inc. 726,600 7,922,440
JG Summit Holdings, Inc. 1,040,010 491,033
Jollibee Foods Corp. 264,250 920,020
LT Group, Inc. 599,800 162,580
MacroAsia Corp. 107,700 9,036
Manila Electric Co. 42,200 422,856
Manila Water Co., Inc. 494,800 341,181
Megaworld Corp. 5,073,000 189,547
Metropolitan Bank & Trust Co. 1,386,840 1,719,403
Nickel Asia Corp. 1,051,300 96,238
Petron Corp. 5,000 229
Philex Mining Corp. 1,250,100 246,281
Philippine National Bank 52,180 56,717
Philippine Seven Corp. 1,440 844
Philippine Stock Exchange,
Inc. (The) 40 139
*<Phoenix Petroleum
Philippines, Inc. 300 4
PLDT, Inc. 34,565 786,629
PLDT, Inc., Sponsored ADR 2,505 56,513
*<PNB Holdings Corp. 78 143
Puregold Price Club, Inc. 661,600 402,260
Rizal Commercial Banking
Corp. 1,000 428
Robinsons Land Corp. 1,000,200 307,464
Shares Value
PHILIPPINES — (Continued)
Robinsons Retail Holdings,
Inc. 32,050 $ 20,113
San Miguel Corp. 173,420 235,918
Security Bank Corp. 246,890 272,759
Semirara Mining & Power
Corp., Class A 578,200 312,273
Shakey's Pizza Asia Ventures,
Inc. 600 68
*Shell Pilipinas Corp., Class A 500 106
SM Investments Corp. 81,915 973,845
SM Prime Holdings, Inc. 3,368,200 1,235,606
Synergy Grid & Development
Phils, Inc. 593,900 193,661
*Top Frontier Investment
Holdings, Inc. 80 82
Union Bank of the Philippines 1,962 861
Universal Robina Corp. 532,450 642,045
Vistamalls, Inc. 2,000 41
Wilcon Depot, Inc. 191,200 21,692
TOTAL PHILIPPINES 30,308,842
POLAND — (1.1%)
*11 bit studios SA 1,272 52,084
AB SA 48 1,615
Agora SA 40 104
Alior Bank SA 110,510 3,628,094
Ω*Allegro.eu SA 346,899 2,866,342
Amica SA 4 68
AmRest Holdings SE 12,097 46,454
Apator SA 66 493
ASBISc Enterprises PLC 17,973 196,179
Asseco Poland SA 29,946 1,834,180
Asseco South Eastern Europe
SA 1,016 21,519
#Auto Partner SA 37,189 198,336
Bank Handlowy w Warszawie
SA 6,852 223,598
*Bank Millennium SA 271,094 1,318,539
*Bank Ochrony Srodowiska SA 92 265
Bank Polska Kasa Opieki SA 116,007 7,111,942
*Benefit Systems SA 1,343 1,458,317
Budimex SA 10,588 2,062,300
#*Bumech SA 3,204 23,421
#*CCC SA 36,650 1,220,855
CD Projekt SA 28,775 2,113,972
*Celon Pharma SA 1,579 9,734
*Cognor Holding SA 46,003 65,824
Cyber Folks SA 1,327 77,301
#*Cyfrowy Polsat SA 135,016 510,650
*Datawalk SA 910 43,746
Develia SA 904 2,390
Ω*Dino Polska SA 339,492 3,606,745
Dom Development SA 979 74,470
Echo Investment SA 274 403
Enea SA 214,914 1,337,002
#*Eurocash SA 65,815 126,741
*Fabryki Mebli Forte SA 42 294
*Globe Trade Centre SA 320 269
#*Grupa Azoty SA 52,351 263,061

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
POLAND — (Continued)
Grupa Kety SA 9,432 $ 2,720,500
ING Bank Slaski SA 3,407 373,808
#Inter Cars SA 230 41,234
*KGHM Polska Miedz SA 92,759 8,711,034
LPP SA 692 3,845,151
*Lubelski Wegiel Bogdanka SA 9,651 57,993
*mBank SA 12,073 3,543,703
Mirbud SA 52,568 195,178
Mo-BRUK SA 872 88,769
Neuca SA 136 30,459
NEWAG SA 56 1,973
Orange Polska SA 409,390 1,333,048
ORLEN SA 315,044 9,617,869
Pepco Group NV 148,719 1,221,259
*PGE Polska Grupa
Energetyczna SA 841,611 2,389,406
*PKP Cargo SA 5,755 22,263
*Polimex-Mostostal SA 72,471 172,552
*Polski Holding Nieruchomosci
SA, Class A 20 53
Powszechna Kasa
Oszczednosci Bank Polski SA 483,167 12,649,088
Powszechny Zaklad
Ubezpieczen SA 350,964 6,955,069
#Rainbow Tours SA 9,955 430,421
Santander Bank Polska SA 17,024 2,691,990
Synektik SA 5,068 422,769
*Tauron Polska Energia SA 1,182,004 3,673,342
TEN Square Games SA 2,970 96,247
Text SA 10,937 131,008
*VRG SA 394 555
#Warsaw Stock Exchange 21,603 434,339
Wirtualna Polska Holding SA 663 11,568
Ω#XTB SA 72,988 1,750,218
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 12 265
TOTAL POLAND 94,110,438
QATAR — (0.6%)
Aamal Co. 791,964 186,409
Al Khaleej Takaful Group QSC 200,553 129,552
Al Meera Consumer Goods
Co. QSC 14,746 59,575
Al Rayan Bank 4,998,282 3,120,323
*Baladna 878,378 298,904
Barwa Real Estate Co. 1,019,589 766,442
Commercial Bank PSQC (The) 2,352,278 3,068,750
Doha Bank QPSC 1,740,585 1,319,422
Dukhan Bank 82,506 80,761
*Estithmar Holding QPSC 774,338 857,067
Gulf International Services
QSC 1,194,732 916,804
Gulf Warehousing Co. 267,153 184,168
Industries Qatar QSC 380,907 1,330,716
Lesha Bank LLC 821,923 422,813
Mannai Corp. QSC 123,780 165,901
*Mazaya Real Estate
Development QPSC 1,067,719 170,671
Medicare Group 252,386 445,852
Shares Value
QATAR — (Continued)
Meeza QSTP LLC 39,336 $ 35,738
Mesaieed Petrochemical
Holding Co. 3,378,167 1,015,027
Nebras Energy 183,864 772,623
Ooredoo QPSC 460,614 1,796,407
Qatar Aluminum Manufacturing
Co. 2,769,777 1,434,716
Qatar Fuel QSC 259,896 1,106,396
Qatar Gas Transport Co., Ltd. 2,300,255 3,032,470
Qatar Industrial Manufacturing
Co. QSC 12,733 8,099
Qatar Insurance Co. SAQ 48,856 29,399
Qatar International Islamic
Bank QSC 294,061 921,515
Qatar Islamic Bank QPSC 601,710 4,131,489
Qatar Islamic Insurance Group 5,915 14,111
Qatar National Bank QPSC 3,104,075 16,880,166
Qatar National Cement Co.
QSC 29,203 22,947
Salam International
Investment, Ltd. QSC 726,683 152,881
United Development Co. QSC 1,471,197 389,517
Vodafone Qatar PQSC 359,243 251,007
*Widam Food Co. 133,395 53,124
TOTAL QATAR 45,571,762
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 48,253 –
*<Lenta International Co.
PJSC, Class A, GDR 130 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 3,750 –
*<PhosAgro PJSC, GDR 28 –
*<Polyus PJSC, Class G, GDR 782 –
*<RusHydro PJSC, ADR 2,375 –
*<Sberbank of Russia PJSC,
ADR 98,183 –
*<Severstal PAO, GDR 7,488 –
*<VTB Bank PJSC, GDR 59,710 –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (2.7%)
Abdullah Al Othaim Markets
Co. 333,100 591,475
*ACWA Power Co. 58,737 2,933,170
Ades Holding Co. 129,807 665,526
*Advanced Building Industries
Co. 18,469 199,428
*Advanced Petrochemical Co. 87,185 603,905
Al Babtain Power &
Telecommunication Co. 39,409 735,497
Al Hammadi Holding 35,975 266,837
Al Hassan Ghazi Ibrahim
Shaker Co. 21,996 106,734
Al Jouf Agricultural
Development Co. 14,217 189,525
*Al Jouf Cement Co. 43,600 71,956

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*Al Khaleej Training and
Education Co. 28,374 $ 157,427
Al Masane Al Kobra Mining
Co. 11,248 350,272
Al Rajhi Bank 1,124,530 32,140,565
*Al Rajhi Co. for Co-operative
Insurance 11,661 258,360
Al Yamamah Steel Industries
Co. 22,368 226,382
Alamar Foods 9,301 109,012
Alandalus Property Co. 19,658 92,244
Alaseel Co. 144,535 142,581
Al-Dawaa Medical Services
Co. 18,372 251,037
Aldrees Petroleum and
Transport Services Co. 68,165 2,171,786
Alinma Bank 940,592 7,142,150
AlJazira Takaful Ta'awuni Co. 25,398 82,613
AlKhorayef Water & Power
Technologies Co. 12,770 421,502
*Allianz Saudi Fransi
Cooperative Insurance Co. 14,354 41,676
Almarai Co. JSC 371,662 4,369,929
Almawarid Manpower Co. 6,045 199,367
Almunajem Foods Co. 9,735 143,272
Alujain Corp. 28,045 195,456
Arab National Bank 615,806 3,743,402
*Arabia Insurance Cooperative
Co. 9,995 24,277
Arabian Cement Co. 40,224 233,792
ΩArabian Centres Co. 158,242 822,705
Arabian Drilling Co. 21,827 611,624
Arabian Internet &
Communications Services Co. 20,444 1,277,648
Arabian Pipes Co. 82,808 115,689
*Arabian Shield Cooperative
Insurance Co. 30,782 97,581
Arriyadh Development Co. 72,451 417,820
*ARTEX Industrial Investment
Co. 14,566 41,826
Astra Industrial Group Co. 26,720 1,068,600
Ataa Educational Co. 8,393 124,529
*BAAN Holding Group Co. 123,045 65,284
Bank AlBilad 618,438 4,382,670
*Bank Al-Jazira 545,342 1,821,829
Banque Saudi Fransi 923,225 4,442,960
Basic Chemical Industries, Ltd. 8,997 63,087
*Bawan Co. 26,160 340,365
BinDawood Holding Co. 138,538 182,467
Bupa Arabia for Cooperative
Insurance Co. 42,534 1,871,147
Catrion Catering Holding Co. 29,618 640,024
*Chubb Arabia Cooperative
Insurance Co. 15,128 92,687
City Cement Co. 54,777 197,745
Co. for Cooperative Insurance
(The) 62,214 2,272,461
Dallah Healthcare Co. 22,125 731,463
Shares Value
SAUDI ARABIA — (Continued)
*Dar Al Arkan Real Estate
Development Co. 409,000 $ 2,030,442
Dr. Sulaiman Al Habib Medical
Services Group Co. 62,529 4,361,209
East Pipes Integrated Co. for
Industry 17,388 705,589
Eastern Province Cement Co. 25,136 164,057
Electrical Industries Co. 462,828 1,688,081
Elm Co. 18,243 3,774,380
*Emaar Economic City 108,449 284,806
Etihad Etisalat Co. 353,833 6,641,385
Etihad GO Telecom Co. 12,050 299,106
*Fawaz Abdulaziz Al Hokair
& Co. 40,647 187,375
*Filling & Packing Materials
Manufacturing Co, Class A 1,837 15,183
First Milling Co. 10,576 142,397
Fitaihi Holding Group 86,493 67,567
Gulf Insurance Group 21,436 138,194
*Gulf Union Cooperative
Insurance Co. 11,588 34,572
*Halwani Brothers Co. 4,067 36,867
*Herfy Food Services Co. 21,049 89,231
Jamjoom Pharmaceuticals
Factory Co. 9,678 361,761
Jarir Marketing Co. 426,382 1,622,223
*L'Azurde Co. for Jewelry 21,091 66,916
Leejam Sports Co. JSC 18,841 509,365
*Liva Insurance Co., Class H 14,110 43,977
*Lumi Rental Co. 5,596 71,436
Maharah Human Resources
Co. 225,519 357,757
*Malath Cooperative Insurance
Co. 17,884 47,300
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 50,618 182,326
*Methanol Chemicals Co. 20,365 40,288
Middle East Healthcare Co. 34,619 328,035
*Middle East Paper Co. 33,303 183,976
Middle East Pharmaceutical
Co. 1,575 46,905
Middle East Specialized
Cables Co. 21,019 128,164
Mobile Telecommunications
Co. Saudi Arabia 417,593 1,220,258
Mouwasat Medical Services
Co. 64,623 1,199,179
Nahdi Medical Co. 25,096 659,400
*Najran Cement Co. 62,132 110,823
*Nama Chemicals Co. 3,443 20,902
*National Agriculture
Development Co. (The) 109,295 576,387
National Co. for Glass
Industries (The) 13,270 130,128
National Co. for Learning &
Education 6,609 226,955
National Gas &
Industrialization Co. 17,670 419,290

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*National Gypsum 11,144 $ 45,905
*National Industrialization Co. 249,609 620,246
National Medical Care Co. 12,191 515,177
*National Metal Manufacturing
& Casting Co., Class A 9,228 34,691
Northern Region Cement Co. 64,972 122,644
*Perfect Presentation For
Commercial Services Co. 59,775 123,831
*Power & Water Utility Co. for
Jubail & Yanbu 20,690 178,838
Qassim Cement Co. (The) 29,910 341,309
*Rabigh Refining &
Petrochemical Co. 290,607 552,438
*Red Sea International Co. 12,759 92,052
Retal Urban Development Co.,
Class A 132,278 448,603
Riyad Bank 1,123,574 8,417,743
Riyadh Cables Group Co. 33,089 1,153,047
Riyadh Cement Co. 27,759 183,545
SABIC Agri-Nutrients Co. 161,419 5,379,629
Sahara International
Petrochemical Co. 295,959 1,208,865
SAL Saudi Logistics Services 16,532 794,710
*Saudi Arabian Amiantit Co. 18,159 77,464
*Saudi Arabian Mining Co. 551,378 11,363,617
ΩSaudi Arabian Oil Co. 3,016,908 20,752,453
Saudi Aramco Base Oil Co. 43,077 1,202,485
*Saudi Automotive Services
Co. 38,209 522,602
Saudi Awwal Bank 695,178 6,613,152
Saudi Basic Industries Corp. 376,352 5,704,431
Saudi Cement Co. 5,929 56,971
Saudi Ceramic Co. 38,866 288,073
Saudi Chemical Co. Holding 391,067 798,670
*Saudi Co. For Hardware
CJSC 6,252 43,139
*Saudi Darb Investment Co. 87,865 55,520
Saudi Electricity Co. 521,716 2,003,015
Saudi Ground Services Co. 14,264 140,636
Saudi Industrial Investment
Group 212,392 708,407
Saudi Investment Bank (The) 174,277 650,513
*Saudi Kayan Petrochemical
Co. 617,097 806,190
Saudi Manpower Solutions Co. 6,816 10,740
*Saudi Marketing Co. 17,130 64,123
Saudi National Bank (The) 1,647,476 19,704,528
*Saudi Paper Manufacturing
Co. 12,130 182,725
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 41,141 302,961
*Saudi Printing & Packaging
Co. 4,617 10,242
*Saudi Public Transport Co. 72,329 193,806
*Saudi Real Estate Co. 98,799 381,161
*Saudi Reinsurance Co. 62,482 464,779
*Saudi Research & Media
Group 16,946 541,267
Shares Value
SAUDI ARABIA — (Continued)
Saudi Steel Pipe Co. 20,395 $ 223,596
Saudi Tadawul Group Holding
Co. 20,161 863,805
Saudi Telecom Co. 1,278,146 15,130,424
Saudia Dairy & Foodstuff Co. 4,010 258,516
*Savola Group (The) 109,295 694,404
Scientific & Medical Equipment
House Co. 8,257 71,591
*Seera Group Holding 107,843 770,574
*Sinad Holding Co. 47,869 114,609
Southern Province Cement Co. 24,190 147,886
Sumou Real Estate Co. 17,014 149,786
Sustained Infrastructure
Holding Co. 51,246 391,310
Tabuk Cement Co. 23,701 56,745
*Takween Advanced Industries
Co. 13,837 23,242
Tanmiah Food Co. 8,563 138,124
Theeb Rent A Car Co. 34,006 320,413
*Umm Al-Qura Cement Co. 19,199 66,493
United Electronics Co. 28,858 676,690
United International
Transportation Co. 180,105 2,907,553
United Wire Factories Co. 4,141 22,247
*Wafrah for Industry and
Development 3,009 18,219
*Walaa Cooperative Insurance
Co. 62,143 187,223
*Wataniya Insurance Co. 15,673 56,412
Yamama Cement Co. 48,348 346,494
Yanbu Cement Co. 68,470 284,965
Yanbu National Petrochemical
Co. 174,389 1,255,366
Zahrat Al Waha For Trading
Co. 66,540 45,771
TOTAL SAUDI ARABIA 228,836,959
SOUTH AFRICA — (3.5%)
Absa Group, Ltd. 777,565 12,349,405
Advtech, Ltd. 214,187 524,199
AECI, Ltd. 146,502 868,552
African Rainbow Minerals, Ltd. 75,651 1,131,734
Afrimat, Ltd. 99,854 264,928
Alexander Forbes Group
Holdings, Ltd. 2,406 1,283
Altron, Ltd., Class A 77 93
Anglogold Ashanti PLC 200,472 18,617,835
Anglogold Ashanti PLC 46,689 4,485,172
Aspen Pharmacare Holdings,
Ltd. 277,179 1,858,288
Astral Foods, Ltd. 49,158 839,249
AVI, Ltd. 298,789 2,002,794
Bid Corp., Ltd. 267,291 6,738,316
Bidvest Group, Ltd. 258,475 3,780,383
#*Blu Label Unlimited Group,
Ltd. 337,983 201,894
Capitec Bank Holdings, Ltd. 42,989 11,663,576
City Lodge Hotels, Ltd. 1,121 344
Clicks Group, Ltd. 206,381 4,188,489

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Coronation Fund Managers,
Ltd. 267,327 $ 843,778
DataTec, Ltd. 229,078 1,096,718
Ω#Dis-Chem Pharmacies, Ltd. 344,256 778,131
Discovery, Ltd. 433,833 6,362,703
DRDGOLD, Ltd. 369,922 1,222,501
DRDGOLD, Ltd., ADR 2,700 85,914
Famous Brands, Ltd. 16,838 60,895
FirstRand, Ltd. 2,850,185 16,446,212
Foschini Group, Ltd. 319,171 1,680,287
Gold Fields, Ltd. 45,044 2,386,553
#Gold Fields, Ltd., Sponsored
ADR 551,749 27,653,660
Grindrod, Ltd. 633,625 680,345
Harmony Gold Mining Co., Ltd. 283,688 6,433,858
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 257,775 5,500,918
Hudaco Industries, Ltd. 1,566 19,872
Impala Platinum Holdings, Ltd. 657,961 12,964,345
Investec, Ltd. 182,435 1,495,313
Invicta Holdings, Ltd. 101 227
JSE, Ltd. 73,254 677,705
*KAP, Ltd. 324,226 45,083
Kumba Iron Ore, Ltd. 51,174 1,148,723
Lewis Group, Ltd. 132 790
Life Healthcare Group
Holdings, Ltd. 1,252,952 868,765
Merafe Resources, Ltd. 5,497 391
Momentum Group, Ltd. 1,145,912 2,691,598
Motus Holdings, Ltd. 184,690 1,467,962
Mpact, Ltd. 860 1,190
Mr. Price Group, Ltd. 206,242 2,295,507
MTN Group, Ltd. 1,332,500 15,032,843
Nedbank Group, Ltd. 435,026 7,197,493
*NEPI Rockcastle NV 548,625 5,049,916
Netcare, Ltd. 1,522,025 1,471,014
Ninety One, Ltd. 131,303 452,427
Northam Platinum Holdings,
Ltd. 243,702 6,029,678
Oceana Group, Ltd. 4,225 14,226
Old Mutual, Ltd. 3,790,203 3,686,807
Omnia Holdings, Ltd. 213,565 1,125,652
OUTsurance Group, Ltd. 722,209 3,215,772
ΩPepkor Holdings, Ltd. 2,675,245 4,417,178
*Pick n Pay Stores, Ltd. 489,734 735,021
PPC, Ltd. 799,430 305,565
Premier Group, Ltd. 2,546 28,258
PSG Financial Services, Ltd. 261,250 446,996
Rainbow Chicken 504 181
Raubex Group, Ltd. 112,028 361,424
RCL Foods, Ltd. 504 303
Reunert, Ltd. 144,231 554,890
RFG Holdings, Ltd. 432 687
Sanlam, Ltd. 1,483,588 9,343,251
Santam, Ltd. 28,038 752,284
Sappi, Ltd. 488,725 546,702
*Sasol, Ltd. 304,703 2,171,062
Shoprite Holdings, Ltd. 430,344 7,149,010
*Sibanye Stillwater, Ltd. 2,126,541 9,783,083
Shares Value
SOUTH AFRICA — (Continued)
*Sibanye Stillwater, Ltd., ADR 134,614 $ 2,272,284
Southern Sun, Ltd. 96,902 61,328
*SPAR Group, Ltd. (The) 156,875 867,251
Spur Corp., Ltd. 194 492
Stadio Holdings, Ltd. 60 46
Standard Bank Group, Ltd. 968,695 18,043,851
Sun International, Ltd. 193,798 519,614
Super Group, Ltd. 342,784 371,051
Telkom SA SOC, Ltd. 371,208 1,367,944
#Thungela Resources, Ltd. 112,585 702,081
Tiger Brands, Ltd. 124,671 2,623,630
Truworths International, Ltd. 323,310 1,211,593
Tsogo Sun, Ltd. 39,750 19,754
Valterra Platinum, Ltd. 98,428 9,328,796
Vodacom Group, Ltd. 436,253 4,095,542
We Buy Cars Holdings, Ltd. 115,589 331,037
Wilson Bayly Holmes-Ovcon,
Ltd. 44,471 482,491
Woolworths Holdings, Ltd. 782,746 2,643,400
Zeda, Ltd. 165,581 142,170
TOTAL SOUTH AFRICA 289,382,556
TAIWAN — (21.3%)
91APP, Inc. 56,000 117,801
#ABC Taiwan Electronics
Corp. 57,000 54,609
#Ability Enterprise Co., Ltd. 200,443 542,667
Ability Opto-Electronics
Technology Co., Ltd. 38,000 131,617
AcBel Polytech, Inc. 528,611 836,505
Accton Technology Corp. 364,000 12,896,727
Ace Pillar Co., Ltd. 10,000 28,090
Acer Cyber Security, Inc. 12,000 62,154
Acer E-Enabling Service
Business, Inc. 6,000 39,180
#Acer, Inc. 2,248,000 1,792,971
#ACES Electronic Co., Ltd. 139,000 285,332
*Acon Holding, Inc. 202,000 45,766
#Acter Group Corp., Ltd. 89,000 1,781,697
#Action Electronics Co., Ltd. 176,000 59,002
Actron Technology Corp. 55,722 228,412
ADATA Technology Co., Ltd. 261,845 3,024,489
Addcn Technology Co., Ltd. 9,089 47,799
#*Adimmune Corp. 289,000 174,943
Adlink Technology, Inc. 33,000 65,119
#Advanced Ceramic X Corp. 31,000 152,193
#Advanced Energy Solution
Holding Co., Ltd. 10,000 359,072
Advanced International
Multitech Co., Ltd. 83,000 186,466
*Advanced Optoelectronic
Technology, Inc. 69,000 36,397
#Advanced Power Electronics
Corp. 85,000 249,841
Advanced Wireless
Semiconductor Co. 87,000 309,628
Advancetek Enterprise Co.,
Ltd. 170,000 160,979
Advantech Co., Ltd. 303,680 2,890,123

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Aero Win Technology Corp. 16,000 $ 20,540
Aerospace Industrial
Development Corp. 114,000 192,717
#AIC, Inc. 15,654 188,027
Air Asia Co., Ltd. 18,000 28,656
Airoha Technology Corp. 2,000 27,614
Airtac International Group 80,046 2,899,664
#Alchip Technologies, Ltd. 48,000 4,766,444
*Algoltek, Inc. 22,000 34,849
*ALI Corp. 17,000 13,991
*Allied Circuit Co., Ltd. 7,549 52,893
#Allied Supreme Corp. 31,000 240,356
Allis Electric Co., Ltd. 123,503 484,672
#Alltek Technology Corp. 146,200 154,237
#Alltop Technology Co., Ltd. 48,000 379,790
Alpha Networks, Inc. 229,000 240,133
#Altek Corp. 301,957 375,167
#Amazing Microelectronic
Corp. 81,887 219,094
AMPACS Corp. 39,000 34,390
Ampak Technology, Inc. 29,000 57,779
Ampire Co., Ltd. 68,000 57,477
Ample Electronic Technology
Co., Ltd. 18,650 106,080
#AMPOC Far-East Co., Ltd. 90,372 313,014
AmTRAN Technology Co., Ltd. 490,014 316,088
*Amulaire Thermal
Technology, Inc. 16,000 16,269
Analog Integrations Corp. 9,000 67,636
#*Anderson Industrial Corp. 133,000 117,701
*Anji Technology Co., Ltd. 77,239 84,185
Anpec Electronics Corp. 33,000 272,116
Aopen, Inc. 31,000 50,534
#Apac Opto Electronics, Inc. 38,000 87,061
#Apacer Technology, Inc. 95,000 372,815
#APAQ Technology Co., Ltd. 26,000 135,907
Apex Biotechnology Corp. 60,000 55,577
#*Apex International Co., Ltd. 154,738 157,344
Apex Science & Engineering 54,060 19,669
#*Apogee Optocom Co., Ltd. 23,000 89,530
ARBOR Technology Corp. 16,000 21,099
Arcadyan Technology Corp. 110,000 627,423
Ardentec Corp. 374,000 1,895,551
Ares International Corp. 14,000 22,599
#Argosy Research, Inc. 64,000 318,271
ASE Technology Holding Co.,
Ltd. 1,298,000 12,249,952
#ASE Technology Holding Co.,
Ltd., ADR 510,500 9,689,290
Asia Electronic Material Co.,
Ltd. 32,000 37,877
Asia Metal Industries, Inc. 20,000 109,946
#Asia Optical Co., Inc. 183,000 950,763
Asia Polymer Corp. 287,000 126,309
Asia Tech Image, Inc. 41,000 99,406
#Asia Vital Components Co.,
Ltd. 229,623 10,652,990
ASIX Electronics Corp. 31,000 94,369
ASMedia Technology, Inc. 14,000 573,880
Shares Value
TAIWAN — (Continued)
#*ASolid Technology Co., Ltd. 39,000 $ 135,701
ASPEED Technology, Inc. 17,000 4,796,950
ASROCK, Inc. 29,000 198,586
Asustek Computer, Inc. 466,000 7,344,646
#ATE Energy International
Co., Ltd. 77,000 66,797
Aten International Co., Ltd. 14,000 26,870
Auden Techno Corp. 8,000 45,249
#*AUO Corp. 4,578,200 2,000,326
AURAS Technology Co., Ltd. 36,000 1,040,991
#Aurona Industries, Inc. 38,000 76,193
Avalue Technology, Inc. 49,000 139,511
AVer Information, Inc. 19,000 21,916
#Avermedia Technologies 87,000 108,646
Axiomtek Co., Ltd. 61,973 163,056
#Azurewave Technologies,
Inc. 95,000 178,408
Bafang Yunji International Co.,
Ltd. 19,000 106,864
Bank of Kaohsiung Co., Ltd. 4,770 1,819
#Baotek Industrial Materials,
Ltd. 112,000 336,320
BenQ Materials Corp. 130,000 80,553
#*BES Engineering Corp. 1,326,528 577,484
Best Precision Industrial Co.,
Ltd. 5,000 16,683
*Billion Electric Co., Ltd. 51,000 39,786
#*Bin Chuan Enterprise Co.,
Ltd. 90,000 148,713
B'in Live Co., Ltd. 8,000 21,226
#*Biostar Microtech
International Corp. 172,000 127,073
Bioteque Corp. 30,000 114,395
Bizlink Holding, Inc. 113,106 4,672,316
Bonny Worldwide, Ltd. 4,000 23,387
#Bora Pharmaceuticals Co.,
Ltd. 41,992 804,613
Brave C&H Supply Co., Ltd. 12,000 25,243
#Brightek Optoelectronic Co.,
Ltd. 36,000 43,642
Brighton-Best International
Taiwan, Inc. 70,000 76,629
#Brillian Network & Automation
Integrated System Co., Ltd. 31,863 316,403
Brogent Technologies, Inc. 4,156 13,668
C Sun Manufacturing, Ltd. 65,390 494,529
*Calin Technology Co., Ltd. 101,000 98,208
Calitech Co., Ltd. 20,000 36,416
*Caliway Biopharmaceuticals
Co., Ltd. 393,000 2,066,778
*Cameo Communications, Inc. 68,000 21,111
Capital Futures Corp. 58,757 95,968
Capital Securities Corp. 1,237,000 1,167,426
#*Career Technology MFG.
Co., Ltd. 480,925 249,861
#Castles Technology Co., Ltd. 67,952 122,862
#Caswell, Inc. 49,000 132,037
Cathay Chemical Works 18,000 27,512
Cathay Consolidated, Inc. 8,000 23,718

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#Cathay Financial Holding
Co., Ltd. 6,656,895 $ 15,949,472
Cathay Real Estate
Development Co., Ltd. 310,000 217,699
#*CCP Contact Probes Co.,
Ltd. 64,693 122,314
#Celxpert Energy Corp. 164,000 195,945
Cenra, Inc. 65,000 70,226
Central Reinsurance Co., Ltd. 212,000 179,193
Century Iron & Steel Industrial
Co., Ltd. 110,000 475,373
Chaintech Technology Corp. 60,000 54,433
Champion Building Materials
Co., Ltd. 28,000 7,954
#Champion Microelectronic
Corp. 40,000 84,017
Chang Hwa Commercial Bank,
Ltd. 4,625,751 2,998,580
#Chang Wah Technology Co.,
Ltd. 275,000 506,832
#Channel Well Technology
Co., Ltd. 210,000 417,731
#Chant Sincere Co., Ltd. 60,000 97,426
Charoen Pokphand Enterprise 40,000 188,751
*Chateau International
Development Co., Ltd. 8,152 6,567
#CHC Healthcare Group 138,000 149,094
Chen Full International Co.,
Ltd. 80,000 103,972
Chenbro Micom Co., Ltd. 43,000 1,236,575
Cheng Fwa Industrial Co., Ltd. 71,000 44,220
Cheng Loong Corp. 544,000 305,968
#*Cheng Mei Materials
Technology Corp. 296,612 125,827
#Cheng Shin Rubber Industry
Co., Ltd. 1,281,000 1,245,586
#Cheng Uei Precision Industry
Co., Ltd. 298,000 367,884
#Chenming Electronic
Technology Corp. 80,000 287,258
Chicony Electronics Co., Ltd. 464,000 1,725,072
Chicony Power Technology
Co., Ltd. 90,000 231,363
Chief Telecom, Inc. 7,000 71,290
Chieftek Precision Co., Ltd. 23,000 58,468
#China Airlines, Ltd. 2,417,000 1,705,033
China Bills Finance Corp. 23,000 11,876
China Ecotek Corp. 16,000 26,489
#China General Plastics Corp. 276,100 109,229
#China Glaze Co., Ltd. 105,000 82,412
*China Man-Made Fiber Corp. 969,000 216,462
#China Metal Products 217,000 168,249
China Motor Corp. 176,000 310,391
China Steel Chemical Corp. 73,000 171,888
#China Steel Corp. 7,995,000 5,271,568
China Steel Structure Co., Ltd. 7,000 9,554
China Wire & Cable Co., Ltd. 83,000 108,530
Chinese Maritime Transport,
Ltd. 53,000 104,754
Shares Value
TAIWAN — (Continued)
Ching Feng Home Fashions
Co., Ltd. 115,298 $ 72,908
#Chin-Poon Industrial Co., Ltd. 393,000 476,420
Chipbond Technology Corp. 434,000 755,742
ChipMOS Technologies, Inc. 475,000 908,643
ChipMOS Technologies, Inc.,
ADR 1,700 63,121
Chlitina Holding, Ltd. 32,452 106,730
Chong Hong Construction Co.,
Ltd. 115,000 283,206
Chroma ATE, Inc. 247,000 7,691,770
#Chun Yuan Steel Industry
Co., Ltd. 336,000 230,086
#*Chung Hung Steel Corp. 557,000 349,563
#Chung Hwa Chemical
Industrial Works, Ltd. 80,000 110,327
*Chung Hwa Pulp Corp. 223,000 87,514
#Chung Tai Resource
Technology Corp. 42,000 126,787
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 451,000 2,414,792
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 23,000 19,295
Chunghwa Precision Test
Tech Co., Ltd. 9,000 945,186
#Chunghwa Telecom Co., Ltd. 1,057,000 4,483,937
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 114,000 4,842,720
CKM Applied Materials Corp. 11,000 10,626
#Cleanaway Co., Ltd. 553,000 646,660
C-Media Electronics, Inc. 37,000 47,029
#CoAsia Electronics Corp. 52,000 126,076
Collins Co., Ltd. 52,000 20,737
#Compal Electronics, Inc. 3,205,000 3,335,359
Compeq Manufacturing Co.,
Ltd. 866,000 4,650,588
Complex Micro Interconnection
Co., Ltd. 21,000 24,857
Compucase Enterprise 42,000 97,026
Concord International
Securities Co., Ltd. 141,909 108,224
Concord Securities Co., Ltd. 440,355 233,681
#Continental Holdings Corp. 275,000 197,490
#Contrel Technology Co., Ltd. 63,000 106,702
#Coremax Corp. 92,487 198,963
#Coretronic Corp. 220,000 614,490
#Co-Tech Development Corp. 187,000 1,556,848
*Coxon Precise Industrial Co.,
Ltd. 43,000 19,471
#Crowell Development Corp. 99,450 86,588
Cryomax Cooling System
Corp. 49,000 71,857
CTBC Financial Holding Co.,
Ltd. 12,162,000 19,670,982
CTCI Advanced Systems, Inc. 6,000 32,793
#CTCI Corp. 473,372 466,302
CTI Traffic Industries Co., Ltd. 3,000 8,313
#Cub Elecparts, Inc. 45,000 132,269

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
CviLux Corp. 61,200 $ 166,273
CX Technology Co., Ltd. 10,000 8,500
#Cyberlink Corp. 44,000 116,886
CyberPower Systems, Inc. 42,150 244,435
#*CyberTAN Technology, Inc. 236,000 194,229
Cystech Electronics Corp. 4,000 10,906
DA CIN Construction Co., Ltd. 176,200 385,770
Dah San Electric Wire & Cable
Co., Ltd. 51,651 80,915
Da-Li Development Co., Ltd. 159,894 238,799
#Darfon Electronics Corp. 159,000 157,131
#Darwin Precisions Corp. 352,400 143,894
Daxin Materials Corp. 42,000 439,752
De Licacy Industrial Co., Ltd. 48,149 17,212
Delpha Construction Co., Ltd. 69,000 57,445
Delta Electronics, Inc. 1,164,000 45,124,881
Depo Auto Parts Ind Co., Ltd. 64,000 307,086
DFI, Inc. 21,000 39,971
Dimerco Data System Corp. 29,000 102,288
Dimerco Express Corp. 76,488 191,281
DingZing Advanced Materials,
Inc. 5,000 14,379
D-Link Corp. 393,080 197,352
*DONPON PRECISION, Inc. 80,100 125,101
Dr Wu Skincare Co., Ltd. 8,000 29,870
Draytek Corp. 13,000 11,525
Drewloong Precision, Inc. 18,183 83,779
Dyaco International, Inc. 12,408 7,866
#Dynamic Holding Co., Ltd. 489,173 2,222,807
#Dynapack International
Technology Corp. 107,000 1,150,922
E Ink Holdings, Inc. 657,000 3,653,480
E.Sun Financial Holding Co.,
Ltd. 10,656,458 11,310,000
#Eastech Holding, Ltd. 51,000 158,818
Eastern Media International
Corp. 232,834 151,671
Eclat Textile Co., Ltd. 124,000 1,564,283
eCloudvalley Digital
Technology Co., Ltd. 14,000 26,737
ECOVE Environment Corp. 8,000 75,119
#Edimax Technology Co., Ltd. 150,000 85,558
Edison Opto Corp. 69,000 42,097
#*Edom Technology Co., Ltd. 187,000 235,013
#*Egis Technology, Inc. 72,000 259,676
*EirGenix, Inc. 15,000 29,647
#Elan Microelectronics Corp. 212,000 788,179
E-Lead Electronic Co., Ltd. 65,227 104,255
#Electricity Generating PCL 217,000 185,488
E-LIFE MALL Corp. 1,000 1,951
#Elite Advanced Laser Corp. 102,000 816,778
Elite Material Co., Ltd. 159,000 8,816,492
Elite Semiconductor
Microelectronics Technology,
Inc. 187,000 1,158,723
#eMemory Technology, Inc. 34,000 1,977,121
Emerging Display
Technologies Corp. 62,000 46,200
Ennoconn Corp. 69,000 622,688
Shares Value
TAIWAN — (Continued)
#*Ennostar, Inc. 399,000 $ 445,658
EnTie Commercial Bank Co.,
Ltd. 2,000 852
EOI Investment Holdings Co.,
Ltd. 68,000 37,922
*Epileds Technologies, Inc. 63,000 46,644
#Episil-Precision, Inc. 31,000 63,044
Eris Technology Corp. 15,349 73,160
#Eson Precision Ind Co., Ltd. 111,000 297,693
Eternal Materials Co., Ltd. 618,950 1,213,512
Eurocharm Holdings Co., Ltd. 24,000 106,387
EVA Airways Corp. 2,547,000 3,026,940
Ever Ohms Technology Co.,
Ltd. 26,000 25,694
Ever Supreme Bio Technology
Co., Ltd. 39,298 192,931
#Evergreen Aviation
Technologies Corp. 74,000 378,583
Evergreen International
Storage & Transport Corp. 174,500 313,290
Evergreen Marine Corp.
Taiwan, Ltd. 835,000 4,935,176
EVERGREEN Steel Corp. 116,000 379,663
#Everlight Chemical Industrial
Corp. 310,000 205,386
Everlight Electronics Co., Ltd. 282,000 498,227
Evertop Wire Cable Corp. 78,000 71,630
#Excelsior Medical Co., Ltd. 57,160 142,945
#EZconn Corp. 4,000 226,883
Far Eastern Department
Stores, Ltd. 341,000 238,928
Far Eastern International Bank 1,872,537 743,779
Far Eastern New Century
Corp. 2,056,000 1,816,231
Far EasTone
Telecommunications Co., Ltd. 1,301,373 3,672,130
Faraday Technology Corp. 144,899 768,927
Farglory F T Z Investment
Holding Co., Ltd. 109,993 160,778
Farglory Land Development
Co., Ltd. 165,000 347,093
Feature Integration
Technology, Inc. 4,000 8,592
*Federal Corp. 129,000 83,213
Feedback Technology Corp. 33,681 146,625
Feng Hsin Steel Co., Ltd. 52,000 106,743
#Feng TAY Enterprise Co.,
Ltd. 292,040 892,731
#FIC Global, Inc. 83,000 146,641
FineTek Co., Ltd. 18,727 63,971
Firich Enterprises Co., Ltd. 168,000 125,987
#First Copper Technology Co.,
Ltd. 172,000 273,823
First Financial Holding Co.,
Ltd. 8,020,589 7,340,101
First Hi-Tec Enterprise Co.,
Ltd. 48,000 454,528
First Insurance Co., Ltd. (The) 113,000 97,309
*First Steamship Co., Ltd. 506,000 88,755

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#FIT Holding Co., Ltd. 125,000 $ 102,677
#*Fittech Co., Ltd. 40,985 153,026
*FLEXium Interconnect, Inc. 265,000 501,875
#Flytech Technology Co., Ltd. 94,000 273,905
#FocalTech Systems Co., Ltd. 206,000 352,170
Forcecon Tech Co., Ltd. 78,723 210,628
Forest Water Environment
Engineering Co., Ltd. 17,544 20,488
#Formosa Advanced
Technologies Co., Ltd. 106,000 266,095
Formosa International Hotels
Corp. 31,000 184,700
Formosa Laboratories, Inc. 88,000 160,788
Formosa Oilseed Processing
Co., Ltd. 74,905 67,479
Formosa Optical Technology
Co., Ltd. 16,000 49,927
Formosa Petrochemical Corp. 462,000 783,947
#Formosa Plastics Corp. 2,924,000 4,394,827
Formosa Sumco Technology
Corp. 38,000 170,257
#Formosan Union Chemical
Corp. 199,000 107,499
Fortune Electric Co., Ltd. 132,660 4,088,980
Fositek Corp. 6,000 271,687
Founding Construction &
Development Co., Ltd. 83,000 37,715
#Foxsemicon Integrated
Technology, Inc. 55,000 496,346
Franbo Lines Corp. 146,663 94,373
Froch Enterprise Co., Ltd. 152,000 84,525
Fu Chun Shin Machinery
Manufacture Co., Ltd. 90,640 76,469
#Fu Hua Innovation Co., Ltd. 374,551 200,546
Fubon Financial Holding Co.,
Ltd. 5,969,740 17,243,386
#Fulgent Sun International
Holding Co., Ltd. 101,191 304,184
*Fulltech Fiber Glass Corp. 349,422 1,019,286
Fusheng Precision Co., Ltd. 64,000 546,044
Fwusow Industry Co., Ltd. 95,923 41,302
#G Shank Enterprise Co., Ltd. 108,305 288,400
#Gallant Precision Machining
Co., Ltd. 96,000 268,446
#Gamania Digital
Entertainment Co., Ltd. 96,000 154,051
#*GCS Holdings, Inc. 77,118 570,972
GEM Services, Inc. 45,000 112,107
*GEM Terminal Industrial Co.,
Ltd. 20,000 14,426
Gemtek Technology Corp. 706,000 639,371
#*General Interface Solution
GIS Holding, Ltd. 204,000 254,109
Generalplus Technology, Inc. 50,000 64,347
#Genesys Logic, Inc. 75,000 239,514
Genius Electronic Optical Co.,
Ltd. 60,000 865,586
Genovate Biotechnology Co.,
Ltd. 32,667 31,504
Shares Value
TAIWAN — (Continued)
GeoVision, Inc. 46,920 $ 71,565
Getac Holdings Corp. 336,000 1,201,144
Giant Manufacturing Co., Ltd. 213,341 605,381
*Giantplus Technology Co.,
Ltd. 266,000 100,585
#Gigabyte Technology Co.,
Ltd. 382,000 2,828,281
#*Gigasolar Materials Corp. 27,000 101,239
*Gigastorage Corp. 329,000 291,155
Global Brands Manufacture,
Ltd. 247,969 854,930
Global Mixed Mode
Technology, Inc. 63,000 486,463
#Global PMX Co., Ltd. 50,000 181,125
Global Unichip Corp. 41,000 3,413,410
Globaltek Fabrication Co., Ltd. 10,000 18,240
#Globalwafers Co., Ltd. 191,000 3,016,428
Globe Union Industrial Corp. 168,000 53,918
Gloria Material Technology
Corp. 423,000 458,351
#GMI Technology, Inc. 56,000 70,645
Gold Circuit Electronics, Ltd. 305,200 6,798,386
Golden Long Teng
Development Co., Ltd. 56,000 51,694
Goldsun Building Materials
Co., Ltd. 652,000 730,315
Good Will Instrument Co., Ltd. 25,000 39,283
#Gordon Auto Body Parts 102,000 110,038
#Gourmet Master Co., Ltd. 80,000 190,658
Grand Fortune Securities Co.,
Ltd. 230,000 109,994
*Grand Pacific Petrochemical 805,000 345,329
Grand Process Technology
Corp. 11,000 583,731
Grape King Bio, Ltd. 45,000 173,022
#Great Tree Pharmacy Co.,
Ltd. 67,800 206,179
Great Wall Enterprise Co., Ltd. 458,081 740,906
Greatek Electronics, Inc. 306,000 869,285
#Green World FinTech Service
Co., Ltd. 48,000 80,839
Group Up Industrial Co., Ltd. 46,000 407,086
GTM Holdings Corp. 10,000 10,439
#Gudeng Precision Industrial
Co., Ltd. 42,933 549,111
*Hai Kwang Enterprise Corp. 56,100 29,503
*HannsTouch Holdings Co. 506,000 149,211
#*Harvatek Corp. 121,000 79,590
Heran Co., Ltd. 6,000 11,573
Hey Song Corp. 28,000 33,009
Highlight Tech Corp. 8,800 12,416
Highwealth Construction Corp. 1,014,015 1,198,645
Hi-Lai Foods Co., Ltd. 8,000 40,165
HIM International Music, Inc. 21,000 62,593
*Hitron Technology, Inc. 96,000 91,516
#Hiwin Mikrosystem Corp. 43,000 159,183
Hiwin Technologies Corp. 177,099 1,406,888
#Hiyes International Co., Ltd. 56,000 136,664
Hocheng Corp. 205,000 120,512

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#Hold-Key Electric Wire &
Cable Co., Ltd. 69,000 $ 99,871
Holiday Entertainment Co.,
Ltd. 35,000 66,397
*Holtek Semiconductor, Inc. 41,000 61,103
Holy Stone Enterprise Co., Ltd. 122,000 405,116
Hon Hai Precision Industry
Co., Ltd. 6,881,000 48,212,917
#Honey Hope Honesty
Enterprise Co., Ltd. 69,000 180,887
Hong Pu Real Estate
Development Co., Ltd. 106,000 75,618
Hong TAI Electric Industrial 206,000 237,289
#Hota Industrial Manufacturing
Co., Ltd. 200,000 392,755
Hotai Motor Co., Ltd. 86,240 1,490,771
Hsin Kuang Steel Co., Ltd. 165,000 207,102
Hu Lane Associate, Inc. 95,443 351,808
#HUA ENG Wire & Cable Co.,
Ltd. 238,000 288,519
#Hua Jung Components Co.,
Ltd. 113,000 98,206
Hua Nan Financial Holdings
Co., Ltd. 6,345,419 6,674,082
#Hua Yu Lien Development
Co., Ltd. 97,798 189,567
Huaku Development Co., Ltd. 167,705 567,543
Huang Hsiang Construction
Corp. 65,000 76,629
Huikwang Corp. 7,000 5,227
#Hung Sheng Construction,
Ltd. 267,600 170,492
Hwa Fong Rubber Industrial
Co., Ltd. 59,000 27,935
Hwacom Systems, Inc. 34,000 64,608
#Hwang Chang General
Contractor Co., Ltd. 193,925 400,544
Ibase Technology, Inc. 79,000 105,810
#IBF Financial Holdings Co.,
Ltd. 1,823,452 967,641
Ichia Technologies, Inc. 242,000 409,101
#I-Chiun Precision Industry
Co., Ltd. 180,892 735,754
IKKA Holdings Cayman, Ltd. 9,000 20,591
Info-Tek Corp. 39,000 39,967
Ingentec Corp. 15,435 195,942
Innodisk Corp. 57,031 1,438,914
#Innolux Corp. 5,218,034 3,614,653
Inpaq Technology Co., Ltd. 87,807 234,933
#Insyde Software Corp. 30,000 193,994
Intai Technology Corp. 22,000 64,944
#Integrated Service
Technology, Inc. 63,736 273,415
*IntelliEPI, Inc. 24,000 298,951
Interactive Digital
Technologies, Inc. 24,000 60,248
#International Games System
Co., Ltd. 111,000 2,525,453
Inventec Corp. 1,805,000 2,581,030
Shares Value
TAIWAN — (Continued)
#Iron Force Industrial Co., Ltd. 51,853 $ 158,014
ITE Technology, Inc. 130,000 495,710
#ITEQ Corp. 180,000 609,152
#J&V Energy Technology Co.,
Ltd. 29,000 99,523
#Jarllytec Co., Ltd. 25,625 72,470
Jean Co., Ltd. 142,760 96,398
Jentech Precision Industrial
Co., Ltd. 38,000 3,429,298
Jetway Information Co., Ltd. 14,000 18,907
#Jetwell Computer Co., Ltd. 27,400 144,531
#Jia Wei Lifestyle, Inc. 38,850 42,899
Jih Lin Technology Co., Ltd. 23,000 39,612
#Jiin Yeeh Ding Enterprise
Co., Ltd. 68,000 216,079
#Jinan Acetate Chemical Co.,
Ltd. 448,460 701,832
#*Jochu Technology Co., Ltd. 63,000 88,785
#Johnson Health Tech Co.,
Ltd. 32,000 150,493
*Joinsoon Electronics
Manufacturing Co., Ltd. 59,076 29,097
#JPC connectivity, Inc. 72,000 323,737
#JPP Holding Co., Ltd. 24,500 204,751
JSL Construction &
Development Co., Ltd. 36,806 54,969
#K Laser Technology, Inc. 78,000 40,648
Kaori Heat Treatment Co., Ltd. 49,000 1,163,108
Kedge Construction Co., Ltd. 35,573 97,439
KEE TAI Properties Co., Ltd. 240,555 82,555
Kenda Rubber Industrial Co.,
Ltd. 48,300 30,389
Kerry TJ Logistics Co., Ltd. 10,000 10,359
#Keystone Microtech Corp. 22,000 402,669
KGI Financial Holding Co., Ltd. 12,755,252 7,315,929
#KHGEARS International, Ltd. 18,000 106,959
Kindom Development Co., Ltd. 298,000 293,076
King Polytechnic Engineering
Co., Ltd. 30,800 52,165
#King Slide Works Co., Ltd. 26,000 2,594,217
King Yuan Electronics Co., Ltd. 909,000 8,549,857
*King's Town Construction
Co., Ltd. 28,000 36,924
Kingstate Electronics Corp. 7,000 7,029
Kinik Co. 93,000 1,201,287
#*Kinko Optical Co., Ltd. 196,000 407,944
#Kinpo Electronics 5,119,000 4,286,166
#Kinsus Interconnect
Technology Corp. 308,000 2,466,349
KMC Kuei Meng International,
Inc. 26,000 75,017
KNH Enterprise Co., Ltd. 44,000 23,769
Ko Ja Cayman Co., Ltd. 18,000 21,821
KS Terminals, Inc. 93,000 140,372
Kung Long Batteries Industrial
Co., Ltd. 47,000 184,446
*Kung Sing Engineering Corp. 378,900 254,647
#Kuo Toong International Co.,
Ltd. 235,000 384,573

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
*Kuo Yang Construction Co.,
Ltd. 112,000 $ 66,018
Kwong Lung Enterprise Co.,
Ltd. 48,000 74,967
L&K Engineering Co., Ltd. 134,085 2,449,917
La Kaffa International Co., Ltd. 5,000 10,693
Lang, Inc. 27,000 36,506
#Lanner Electronics, Inc. 95,480 205,098
#Largan Precision Co., Ltd. 62,000 4,748,014
Laser Tek Taiwan Co., Ltd. 16,000 27,658
Laster Tech Co., Ltd. 78,126 54,864
Leadtrend Technology Corp. 19,039 32,730
*Lealea Enterprise Co., Ltd. 451,360 93,657
*Leatec Fine Ceramics Co.,
Ltd. 38,000 44,074
LEE CHI Enterprises Co., Ltd. 45,000 17,374
#Lelon Electronics Corp. 127,000 435,844
Lemtech Holdings Co., Ltd. 37,550 106,433
Leo Systems, Inc. 59,000 56,338
*Leofoo Development Co., Ltd. 68,000 35,437
*Li Peng Enterprise Co., Ltd. 395,000 69,285
#Lian HWA Food Corp. 46,195 138,130
Lien Hwa Industrial Holdings
Corp. 164,576 240,301
*Lily Textile 9,000 7,865
*Lingsen Precision Industries,
Ltd. 343,000 297,550
Lion Travel Service Co., Ltd. 64,000 343,692
Lite-On Technology Corp. 1,754,000 9,140,642
#Liton Technology Corp. 73,000 110,880
*Long Bon International Co.,
Ltd. 41,000 19,477
#Long Da Construction &
Development Corp. 121,000 118,616
#*Longchen Paper &
Packaging Co., Ltd. 578,003 182,933
#Longwell Co. 134,000 668,510
Loop Telecommunication
International, Inc. 41,000 90,025
Lotes Co., Ltd. 46,597 2,117,372
Lotus Pharmaceutical Co., Ltd. 111,000 1,273,308
Loyalty Founder Enterprise
Co., Ltd. 18,000 17,073
Lucky Cement Corp. 72,000 34,318
Lumax International Corp., Ltd. 61,500 233,532
*Lung Yen Life Service Corp. 69,000 110,067
Lungteh Shipbuilding Co., Ltd. 48,800 225,624
Luxe Green Energy
Technology Co., Ltd. 40,170 30,571
#LuxNet Corp. 42,054 422,277
M3 Technology, Inc. 25,000 67,922
#Machvision, Inc. 7,700 115,243
#Macnica Galaxy, Inc. 21,000 56,387
Macroblock, Inc. 8,000 14,134
#*Macronix International Co.,
Ltd. 1,336,000 3,939,650
Makalot Industrial Co., Ltd. 149,094 1,447,354
Marketech International Corp. 55,000 496,346
Shares Value
TAIWAN — (Continued)
Materials Analysis Technology,
Inc. 52,192 $ 335,011
Maxigen Biotech, Inc. 14,700 21,580
Mayer Steel Pipe Corp. 127,200 98,421
MediaTek, Inc. 633,000 35,401,335
Mega Financial Holding Co.,
Ltd. 7,518,978 9,270,300
#Megaforce Co., Ltd. 61,000 74,239
*Mercuries & Associates
Holding, Ltd. 128,010 61,015
Mercuries Data Systems, Ltd. 80,914 65,436
*Mercuries Life Insurance Co.,
Ltd. 2,465,467 613,429
Merida Industry Co., Ltd. 153,000 410,334
Merry Electronics Co., Ltd. 172,795 547,980
#METAAGE Corp. 121,000 170,523
*Microbio Co., Ltd. 308,000 195,742
Micro-Star International Co.,
Ltd. 552,000 1,582,154
Mildef Crete, Inc. 40,000 125,453
#MIN AIK Technology Co., Ltd. 122,000 137,235
#Mirle Automation Corp. 79,834 172,504
#Momo.com, Inc. 52,903 316,880
#*MOSA Industrial Corp. 158,647 81,920
Mosel Vitelic, Inc. 37,000 38,681
#Motech Industries, Inc. 392,000 290,232
MPI Corp. 49,000 3,915,952
MSSCORPS Co., Ltd. 47,565 266,769
My Humble House Hospitality
Management Consulting 28,000 29,940
#Nak Sealing Technologies
Corp. 48,000 173,117
#Namchow Holdings Co., Ltd. 135,000 161,082
Nan Kang Rubber Tire Co.,
Ltd. 59,723 67,466
Nan Pao Resins Chemical
Co., Ltd. 34,000 335,462
Nan Ya Plastics Corp. 3,560,000 8,586,082
Nan Ya Printed Circuit Board
Corp. 147,000 1,814,728
Nang Kuang Pharmaceutical
Co., Ltd. 38,000 43,953
*Nanya Technology Corp. 745,000 7,729,345
National Aerospace Fasteners
Corp. 27,666 94,945
Netronix, Inc. 58,000 198,125
*New Asia Construction &
Development Corp. 111,000 51,320
#*Newmax Technology Co.,
Ltd. 113,000 122,444
Nextronics Engineering Corp. 18,000 57,197
#Nichidenbo Corp. 186,000 546,711
#Nien Made Enterprise Co.,
Ltd. 92,000 1,248,300
Niko Semiconductor Co., Ltd. 70,853 109,871
#North-Star International Co.,
Ltd. 70,799 54,668
Nova Technology Corp. 32,000 196,250

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Novatek Microelectronics
Corp. 410,000 $ 4,885,605
Nuvoton Technology Corp. 3,000 5,958
#O-Bank Co., Ltd. 528,000 153,182
Ocean Plastics Co., Ltd. 70,000 74,071
#Optimax Technology Corp. 101,000 80,075
Orient Semiconductor
Electronics, Ltd. 343,000 633,248
#*Oriental Union Chemical
Corp. 495,000 209,199
O-TA Precision Industry Co.,
Ltd. 23,000 52,110
Pacific Hospital Supply Co.,
Ltd. 23,000 59,638
#Paiho Shih Holdings Corp. 161,450 118,510
Pan German Universal Motors,
Ltd. 6,000 51,859
Pan Jit International, Inc. 246,000 706,654
#Pan-International Industrial
Corp. 296,000 485,338
Panion & BF Biotech, Inc. 38,000 78,729
Parade Technologies, Ltd. 37,000 621,957
#*PChome Online, Inc. 145,596 130,467
#PCL Technologies, Inc. 48,397 199,155
P-Duke Technology Co., Ltd. 35,000 115,110
Pegatron Corp. 1,494,000 3,308,923
#Pegavision Corp. 29,342 270,390
#PharmaEngine, Inc. 81,000 171,163
PharmaEssentia Corp. 153,057 3,744,960
*Phihong Technology Co., Ltd. 235,000 216,555
#Phison Electronics Corp. 128,000 9,680,330
Phoenix Silicon International
Corp. 128,226 690,636
Phoenix Tours International,
Inc. 33,600 53,811
#Pixart Imaging, Inc. 89,000 564,204
Planet Technology Corp. 26,000 102,447
Podak Co., Ltd. 31,000 46,446
#Posiflex Technology, Inc. 47,000 267,334
Power Wind Health Industry,
Inc. 17,050 76,934
*Powerchip Semiconductor
Manufacturing Corp. 2,401,000 5,302,494
Powertech Technology, Inc. 548,000 4,423,006
Poya International Co., Ltd. 32,736 411,931
President Chain Store Corp. 449,000 3,046,123
President Securities Corp. 533,388 498,303
Primax Electronics, Ltd. 361,000 902,787
Prince Housing &
Development Corp. 4,000 1,072
Pro Hawk Corp. 10,000 55,132
#Promate Electronic Co., Ltd. 178,397 248,577
Qisda Corp. 795,120 636,702
QST International Corp. 57,898 80,583
#Qualipoly Chemical Corp. 40,000 196,378
Quang Viet Enterprise Co.,
Ltd. 3,000 6,521
Quanta Computer, Inc. 1,876,000 16,691,452
#Quanta Storage, Inc. 165,000 555,767
Shares Value
TAIWAN — (Continued)
*Quintain Steel Co., Ltd. 115,647 $ 33,184
Radiant Opto-Electronics Corp. 208,000 806,355
#*Radium Life Tech Co., Ltd. 500,416 170,940
Rafael Microelectronics, Inc. 15,000 70,305
Raydium Semiconductor Corp. 54,000 397,235
Realtek Semiconductor Corp. 352,000 5,408,071
Rechi Precision Co., Ltd. 264,000 213,499
Rexon Industrial Corp., Ltd. 73,000 61,587
Rich Development Co., Ltd. 397,580 100,058
RiTdisplay Corp. 10,237 13,662
*Ritek Corp. 615,000 265,777
*Roo Hsing Co., Ltd. 526 171
Ruby Tech Corp. 27,791 46,716
Ruentex Development Co.,
Ltd. 913,140 835,667
Ruentex Engineering &
Construction Co. 43,320 230,572
Run Long Construction Co.,
Ltd. 160,740 160,127
#Sakura Development Co.,
Ltd. 83,152 125,243
Sampo Corp. 129,000 98,789
San Fang Chemical Industry
Co., Ltd. 144,000 144,366
#San Fu Chemical Co., Ltd. 28,000 110,772
San Lien Technology Corp.,
Ltd. 25,000 66,254
Sanyang Motor Co., Ltd. 399,000 758,189
#Savior Lifetec Corp. 195,000 128,265
SCI Pharmtech, Inc. 14,535 23,971
Scientech Corp. 10,000 103,908
ScinoPharm Taiwan, Ltd. 53,000 41,514
#SciVision Biotech, Inc. 57,000 142,183
#SDI Corp. 99,000 279,352
Sea Sonic Electronics Co., Ltd. 33,000 67,950
Securitag Assembly Group
Co., Ltd. 5,000 17,159
Senao Networks, Inc. 23,815 102,162
#Sensortek Technology Corp. 17,000 99,396
Sercomm Corp. 190,000 518,621
Sesoda Corp. 188,000 199,530
Shanghai Commercial &
Savings Bank, Ltd. (The) 2,730,351 3,427,037
Sharehope Medicine Co., Ltd. 36,691 27,807
#ShenMao Technology, Inc. 73,000 260,963
#Shieh Yih Machinery Industry
Co., Ltd. 90,000 105,243
#Shih Her Technologies, Inc. 44,007 251,009
*Shih Wei Navigation Co., Ltd. 292,189 164,803
*Shihlin Development Co., Ltd. 43,000 15,645
Shihlin Electric & Engineering
Corp. 157,000 1,142,453
#Shin Ruenn Development
Co., Ltd. 115,348 171,904
#Shin Zu Shing Co., Ltd. 156,163 1,042,079
Shinfox Energy Co., Ltd. 1,246 1,883
*Shining Building Business
Co., Ltd. 269,000 76,930
Shinkong Insurance Co., Ltd. 51,000 182,316

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Shinkong Synthetic Fibers
Corp. 339,000 $ 161,044
Shiny Chemical Industrial Co.,
Ltd. 59,800 271,732
#ShunSin Technology Holding,
Ltd. 17,000 86,972
*Shuttle, Inc. 375,000 194,233
*Sigurd Microelectronics Corp. 1,083,000 4,473,785
Silergy Corp. 200,000 1,782,650
*Silicon Optronics, Inc. 25,000 52,510
Silicon Power Computer &
Communications, Inc. 21,000 34,500
Simplo Technology Co., Ltd. 76,000 834,382
#Sinbon Electronics Co., Ltd. 158,000 1,172,323
Sincere Navigation Corp. 1,048,000 974,071
Sinmag Equipment Corp. 14,000 57,610
Sino-American Silicon
Products, Inc. 441,000 1,681,602
Sinon Corp. 311,000 448,662
SinoPac Financial Holdings
Co., Ltd. 9,364,409 8,510,394
Sinopower Semiconductor, Inc. 13,000 57,626
Sinphar Pharmaceutical Co.,
Ltd. 85,050 83,915
Sinyi Realty, Inc. 32,000 22,320
Sitronix Technology Corp. 65,000 403,797
Siward Crystal Technology
Co., Ltd. 105,000 93,422
Solar Applied Materials
Technology Corp. 436,000 885,300
Solteam, Inc. 46,000 73,085
#Song Shang Electronics Co.,
Ltd. 52,000 35,030
Sonix Technology Co., Ltd. 75,000 87,107
#Speed Tech Corp. 131,000 151,938
Sporton International, Inc. 66,500 369,797
Sports Gear Co., Ltd. 24,000 77,407
St. Shine Optical Co., Ltd. 38,000 136,447
Standard Chemical &
Pharmaceutical Co., Ltd. 67,000 130,083
Standard Foods Corp. 14,000 12,901
Stark Technology, Inc. 101,000 442,898
#*Starlux Airlines Co., Ltd. 317,000 231,177
#S-Tech Corp. 134,898 106,307
#STL Technology Co., Ltd. 40,000 186,209
Sun Max Tech, Ltd. 26,184 55,413
#*Sun Yad Construction Co.,
Ltd. 252,206 111,397
Sunfun Info Co., Ltd. 74,000 69,838
Sunjuice Holdings Co., Ltd. 2,102 10,487
*Sunko INK Co., Ltd. 128,000 70,976
SunMax Biotechnology Co.,
Ltd. 7,000 86,193
#Sunny Friend Environmental
Technology Co., Ltd. 69,000 168,608
Sunonwealth Electric Machine
Industry Co., Ltd. 162,000 736,130
Sunplus Innovation
Technology, Inc. 21,453 82,144
Shares Value
TAIWAN — (Continued)
#*Sunplus Technology Co.,
Ltd. 343,000 $ 239,784
Sunrex Technology Corp. 88,000 105,141
Sunspring Metal Corp. 89,000 62,501
Superalloy Industrial Co., Ltd. 91,000 133,016
#Superior Plating Technology
Co., Ltd. 16,534 32,259
#Supreme Electronics Co., Ltd. 402,402 1,081,767
#Swancor Holding Co., Ltd. 36,000 133,270
#Symtek Automation Asia Co.,
Ltd. 37,352 174,475
#Syncmold Enterprise Corp. 109,000 235,526
SYNergy ScienTech Corp. 17,000 19,393
Synmosa Biopharma Corp. 349,966 360,308
Synnex Technology
International Corp. 763,000 1,588,068
Syn-Tech Chem & Pharm Co.,
Ltd. 5,000 11,439
Syscom Computer Engineering
Co. 48,000 85,262
Systex Corp. 107,000 394,407
#TA Chen Stainless Pipe 1,461,359 1,824,957
#Ta Liang Technology Co.,
Ltd. 36,000 247,664
#Ta Ya Electric Wire & Cable 2,340,969 3,090,793
TA-I Technology Co., Ltd. 112,000 233,467
#Tai Tung Communication
Co., Ltd. 134,367 88,169
Taichung Commercial Bank
Co., Ltd. 1,719,060 1,092,507
TaiDoc Technology Corp. 21,000 89,752
#Taiflex Scientific Co., Ltd. 209,310 584,631
#Taimide Tech, Inc. 103,000 204,887
Tainan Enterprises Co., Ltd. 74,000 60,785
*Tainergy Tech Co., Ltd. 86,000 42,358
Tai-Saw Technology Co., Ltd. 52,000 49,736
TaiSol Electronics Co., Ltd. 47,000 76,018
Taisun Enterprise Co., Ltd. 105,000 60,891
#TAI-TECH Advanced
Electronics Co., Ltd. 76,000 375,532
Taiwan Business Bank 5,003,656 2,448,564
#Taiwan Chinsan Electronic
Industrial Co., Ltd. 59,000 110,801
Taiwan Cogeneration Corp. 214,202 293,702
Taiwan Cooperative Financial
Holding Co., Ltd. 6,757,454 5,056,817
Taiwan Fertilizer Co., Ltd. 388,000 572,075
*Taiwan Fire & Marine
Insurance Co., Ltd. 70,600 109,927
Taiwan FU Hsing Industrial
Co., Ltd. 68,800 104,829
#*Taiwan Glass Industry Corp. 755,000 1,157,571
Taiwan High Speed Rail Corp. 644,000 559,689
Taiwan Hon Chuan Enterprise
Co., Ltd. 193,470 737,731
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 130,557 146,446
*Taiwan IC Packaging Corp. 30,000 20,305

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
*<Taiwan Land Development
Corp. 51,000 $ 814
Taiwan Line Tek Electronic 48,540 37,712
#*Taiwan Mask Corp. 181,000 224,309
#*Taiwan Mobile Co., Ltd. 1,167,000 3,912,250
Taiwan Navigation Co., Ltd. 169,000 167,282
Taiwan Paiho, Ltd. 219,000 347,950
#Taiwan PCB Techvest Co.,
Ltd. 190,000 213,727
Taiwan Sakura Corp. 41,000 108,395
Taiwan Sanyo Electric Co.,
Ltd. 47,000 51,376
Taiwan Secom Co., Ltd. 69,000 233,508
Taiwan Semiconductor Co.,
Ltd. 169,000 341,544
Taiwan Semiconductor
Manufacturing Co., Ltd. 15,678,000 884,285,033
*Taiwan Styrene Monomer 354,000 100,227
Taiwan Surface Mounting
Technology Corp. 198,000 580,095
Taiwan Taxi Co., Ltd. 19,000 75,771
#*Taiwan TEA Corp. 448,000 185,777
#Taiwan Union Technology
Corp. 182,000 2,908,993
#*Taiwan-Asia Semiconductor
Corp. 424,000 344,913
Taiyen Biotech Co., Ltd. 12,000 12,050
#Tatung Co., Ltd. 999,900 1,235,974
#*TBI Motion Technology Co.,
Ltd. 82,000 124,681
TCC Group Holdings Co., Ltd. 4,958,969 4,160,050
#TCI Co., Ltd. 75,000 361,058
Te Chang Construction Co.,
Ltd. 15,000 32,126
Teco Electric and Machinery
Co., Ltd. 903,000 2,347,169
Tehmag Foods Corp. 1,100 9,752
#Test Research, Inc. 120,000 686,368
Test Rite International Co., Ltd. 1,000 643
*Thermaltake Technology Co.,
Ltd. 31,000 30,980
Thinking Electronic Industrial
Co., Ltd. 39,000 206,959
Thye Ming Industrial Co., Ltd. 46,617 104,433
Ton Yi Industrial Corp. 391,000 222,399
Tong Hsing Electronic
Industries, Ltd. 127,060 567,268
Tong Yang Industry Co., Ltd. 316,000 1,099,523
#*Tong-Tai Machine & Tool
Co., Ltd. 188,000 200,127
Top Union Electronics Corp. 75,253 69,825
Topco Scientific Co., Ltd. 114,000 1,170,067
Topkey Corp. 66,000 331,363
Topoint Technology Co., Ltd. 108,694 708,048
Toung Loong Textile
Manufacturing 30,000 16,158
#Transcend Information, Inc. 130,000 1,100,890
Transcom, Inc. 62,112 270,395
#Trigold Holdings, Ltd. 27,000 52,936
Shares Value
TAIWAN — (Continued)
Tripod Technology Corp. 333,000 $ 3,962,774
#Trusval Technology Co., Ltd. 19,102 147,499
*TS Financial Holding Co., Ltd. 1,743,711 515,855
TS Financial Holding Co., Ltd. 15,345,816 11,069,273
TSC Auto ID Technology Co.,
Ltd. 18,698 115,266
#*TSEC Corp. 408,197 505,869
TSRC Corp. 300,000 145,377
TST Group Holding, Ltd. 3,000 9,581
TTFB Co., Ltd. 14,835 81,552
TTY Biopharm Co., Ltd. 115,000 311,710
*Tul Corp. 15,000 28,742
Tung Ho Steel Enterprise
Corp. 389,670 859,329
#Tung Thih Electronic Co., Ltd. 42,328 75,860
#TURVO International Co.,
Ltd. 30,000 275,977
*Twinhead International Corp. 15,600 31,131
#TXC Corp. 198,000 543,603
#TYC Brother Industrial Co.,
Ltd. 465,000 728,456
*Tycoons Group Enterprise 84,335 24,521
#Tyntek Corp. 198,000 122,374
U-BEST Innovative
Technology Co., Ltd. 142,000 76,257
Ubright Optronics Corp. 29,000 51,789
#UDE Corp. 88,000 304,798
#Ultra Chip, Inc. 66,000 99,828
U-Ming Marine Transport Corp. 348,000 687,817
Unic Technology Corp. 63,000 58,856
Unimicron Technology Corp. 947,637 11,397,541
#Union Bank Of Taiwan 334,620 198,837
Union Insurance Co., Ltd. 32,000 29,183
#Uni-President Enterprises
Corp. 3,739,000 8,518,789
#Unitech Printed Circuit Board
Corp. 669,633 1,102,224
#United Alloy-Tech Co. 122,000 232,602
#*United Fiber Optical
Communication, Inc. 92,000 116,937
United Integrated Services
Co., Ltd. 123,000 3,548,904
United Microelectronics Corp. 5,310,000 10,528,885
#United Microelectronics
Corp., Sponsored ADR 756,200 7,698,116
United Orthopedic Corp. 68,000 231,204
United Radiant Technology 89,000 69,571
*United Renewable Energy
Co., Ltd. 1,181,407 420,456
Univacco Technology, Inc. 63,000 91,087
Universal Cement Corp. 186,657 175,862
Universal Microwave
Technology, Inc. 25,000 869,876
Universal Vision Biotechnology
Co., Ltd. 44,960 204,299
*UPC Technology Corp. 724,000 256,517
UPI Semiconductor Corp. 10,000 64,506
Userjoy Technology Co., Ltd. 45,815 108,896
#USI Corp. 633,000 242,378

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
*Usun Technology Co., Ltd. 35,000 $ 55,386
U-Tech Media Corp. 28,000 12,100
#Utechzone Co., Ltd. 47,000 159,803
#UVAT Technology Co., Ltd. 26,000 55,024
Value Valves Co., Ltd. 4,000 10,384
#Vanguard International
Semiconductor Corp. 797,376 3,635,953
#Ventec International Group
Co., Ltd. 54,000 154,090
VIA Labs, Inc. 5,000 12,425
#Via Technologies, Inc. 133,000 219,342
#Viking Tech Corp. 57,000 103,422
Visco Vision, Inc. 36,000 194,471
VisEra Technologies Co., Ltd. 32,000 289,800
#Visual Photonics Epitaxy Co.,
Ltd. 130,000 693,994
Vivotek, Inc. 15,000 47,235
Vizionfocus, Inc. 9,000 50,048
Voltronic Power Technology
Corp. 31,000 840,261
VSO Electronics Co., Ltd. 11,000 40,372
*Wafer Works Corp. 421,028 494,343
#Waffer Technology Corp. 128,796 236,146
Wah Hong Industrial Corp. 51,000 67,255
Wah Lee Industrial Corp. 112,000 443,089
#Walsin Lihwa Corp. 2,352,626 3,251,962
#Walton Advanced
Engineering, Inc. 175,000 440,976
Wan Hai Lines, Ltd. 380,000 887,512
*We & Win Development Co.,
Ltd. 157,000 52,134
We&Win Diversification Co.,
Ltd. 42,121 28,977
Wei Chuan Foods Corp. 19,000 8,815
#Weikeng Industrial Co., Ltd. 504,000 493,270
Well Shin Technology Co., Ltd. 50,000 81,347
Welldone Co. 23,000 35,666
WELLELL, Inc. 20,000 14,681
#Weltrend Semiconductor 145,000 240,515
Wendell Industrial Co., Ltd. 8,000 36,098
*Wha Yu Industrial Co., Ltd. 83,000 38,243
#Wholetech System Hitech,
Ltd. 54,000 225,643
#Win Semiconductors Corp. 260,000 1,937,401
*Winbond Electronics Corp. 2,024,251 8,265,531
Winmate, Inc. 30,000 138,227
#Winstek Semiconductor Co.,
Ltd. 68,000 301,430
WinWay Technology Co., Ltd. 12,000 1,489,037
Wisdom Marine Lines Co., Ltd. 335,000 752,606
#Wiselink Co., Ltd. 64,100 400,243
#Wistron Corp. 3,203,000 13,282,221
WITS Corp. 50,000 193,835
Wiwynn Corp. 70,000 7,952,018
WNC Corp. 264,446 1,554,576
#Wonderful Hi-Tech Co., Ltd. 147,000 220,944
#Wowprime Corp. 80,388 544,094
WPG Holdings, Ltd. 1,292,000 2,639,835
WT Microelectronics Co., Ltd. 612,850 3,037,960
Shares Value
TAIWAN — (Continued)
XAC Automation Corp. 54,000 $ 43,413
#XinTec, Inc. 108,000 573,117
Xxentria Technology Materials
Corp. 36,620 44,335
Yageo Corp. 1,218,440 10,744,109
Yankey Engineering Co., Ltd. 45,096 849,759
#*YC INOX Co., Ltd. 342,034 245,086
YCC Parts Manufacturing Co.,
Ltd. 11,000 14,925
Yea Shin International
Development Co., Ltd. 34,932 27,306
Yem Chio Co., Ltd. 344,200 147,655
Yen Sun Technology Corp. 48,000 77,178
*Yeong Guan Energy
Technology Group Co., Ltd. 112,835 61,312
YFC-Boneagle Electric Co.,
Ltd. 53,000 47,493
YFY, Inc. 375,000 297,903
*Yieh Hsing Enterprise Co.,
Ltd. 24,000 6,887
*Yieh Phui Enterprise Co., Ltd. 349,196 172,545
*Young Optics, Inc. 47,000 80,947
Youngtek Electronics Corp. 86,000 194,846
Yuanta Financial Holding Co.,
Ltd. 7,890,448 10,793,892
Yuanta Futures Co., Ltd. 17,000 50,725
Yuen Chang Stainless Steel
Co., Ltd. 3,000 1,973
Yuen Foong Yu Consumer
Products Co., Ltd. 48,000 58,570
Yulon Motor Co., Ltd. 449,216 443,221
Yungshin Construction &
Development Co., Ltd. 32,000 60,299
#YungShin Global Holding
Corp. 137,000 242,482
#Yusin Holding Corp. 31,536 69,145
Zeng Hsing Industrial Co., Ltd. 4,297 13,135
Zenitron Corp. 199,000 290,880
#Zero One Technology Co.,
Ltd. 124,000 439,339
Zhen Ding Technology
Holding, Ltd. 570,000 3,540,991
*Zhong Yang Technology Co.,
Ltd. 34,000 39,975
*Zig Sheng Industrial Co., Ltd. 170,000 47,915
ZillTek Technology Corp. 20,000 116,937
*Zinwell Corp. 211,000 274,897
Zippy Technology Corp. 61,000 97,499
#Zyxel Group Corp. 255,516 295,950
TOTAL TAIWAN 1,786,904,821
THAILAND — (1.1%)
AAPICO Hitech PCL - NVDR 156,340 64,593
Advanced Info Service PCL
- NVDR 613,700 6,806,970
Advanced Information
Technology PCL - NVDR 230,250 36,442
#Airports of Thailand PCL
- NVDR 1,391,000 2,221,444

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
THAILAND — (Continued)
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 $ 231
#Amata Corp. PCL - NVDR 761,900 377,742
AP Thailand PCL - NVDR 2,100,400 604,119
*Asia Aviation PCL - NVDR 4,151,400 151,728
Asia Plus Group Holdings PCL
- NVDR 507,900 33,898
Asian Alliance International
PCL - NVDR, Class R 418,000 56,061
Asian Sea Corp. PCL - NVDR 255,400 60,471
#Asset World Corp. PCL
- NVDR 5,218,800 361,576
Aurora Design PCL - NVDR,
Class R 26,500 10,949
B Grimm Power PCL - NVDR,
Class R 792,400 322,349
Bangchak Corp. PCL - NVDR 979,884 942,047
Bangkok Airways PCL - NVDR 479,000 232,916
Bangkok Bank PCL - NVDR 1,107,200 5,559,752
Bangkok Chain Hospital PCL
- NVDR 782,200 251,080
Bangkok Dusit Medical
Services PCL - NVDR 5,721,100 3,654,667
#Bangkok Expressway &
Metro PCL - NVDR, Class R 4,835,500 806,813
Bangkok Life Assurance PCL
- NVDR 484,212 327,784
#Banpu PCL - NVDR 5,932,200 1,008,653
#BCPG PCL - NVDR 404,300 91,229
BEC World PCL - NVDR 549,400 32,127
Berli Jucker PCL - NVDR 420,100 193,594
Betagro PCL - NVDR, Class R 289,500 156,412
*Beyond Securities PCL
- NVDR 815,900 12,965
BKI Holdings PCL - NVDR 1,600 15,306
Bluebik Group PCL - NVDR 58,000 27,834
#*BTS Group Holdings PCL
- NVDR 8,497,300 588,721
#Bumrungrad Hospital PCL
- NVDR 645,000 3,433,577
#Cal-Comp Electronics
Thailand PCL - NVDR 2,982,543 453,093
#Carabao Group PCL - NVDR 375,200 515,729
Central Pattana PCL - NVDR 1,425,400 2,616,140
#Central Plaza Hotel PCL
- NVDR 399,800 447,893
Central Retail Corp. PCL -
NVDR, Class R 1,670,000 1,045,574
CH Karnchang PCL - NVDR 855,600 339,901
#Charoen Pokphand Foods
PCL - NVDR 2,836,400 1,865,993
#Chularat Hospital PCL
- NVDR 3,601,300 179,693
CK Power PCL - NVDR 597,500 43,296
Com7 PCL - NVDR 1,124,200 782,456
CP ALL PCL - NVDR 2,406,500 3,326,959
#CP AXTRA PCL - NVDR,
Class R 170,000 79,962
Shares Value
THAILAND — (Continued)
Delta Electronics Thailand
PCL - NVDR 930,600 $ 6,063,022
Diamond Building Products
PCL - NVDR 700 112
#Dohome PCL - NVDR 344,311 38,518
Don Muang Tollway PCL -
NVDR, Class R 26,000 8,759
Eastern Polymer Group PCL
- NVDR 298,200 30,517
#Electricity Generating PCL
- NVDR 207,700 775,616
*Energy Absolute PCL - NVDR 4,740,700 412,824
Erawan Group PCL (The)
- NVDR 2,057,000 166,051
Exotic Food PCL - NVDR 139,800 62,647
*Forth Corp. PCL - NVDR 207,300 38,212
Forth Smart Service PCL
- NVDR 135,900 26,778
Frasers Property Thailand PCL
- NVDR, Class R 900 173
#GFPT PCL - NVDR 330,300 100,250
Global Power Synergy PCL
- NVDR 601,100 678,184
*Gulf Development PCL -
NVDR, Class R 1,668,434 2,478,922
#Gunkul Engineering PCL
- NVDR 2,033,600 117,628
Haad Thip PCL - NVDR 31,000 14,877
#Hana Microelectronics PCL
- NVDR 525,400 292,214
Home Product Center PCL
- NVDR 5,096,400 1,149,990
#Ichitan Group PCL - NVDR 672,700 297,172
Index Livingmall PCL - NVDR 39,600 16,739
#Indorama Ventures PCL
- NVDR 959,800 622,276
Internet Thailand PCL - NVDR 332,600 39,111
IRPC PCL - NVDR 6,689,200 246,607
I-TAIL Corp. PCL - NVDR,
Class R 570,800 312,022
#*Jasmine Technology
Solution PCL - NVDR 107,000 181,932
Karmarts PCL - NVDR 504,000 141,757
Kasikornbank PCL - NVDR 280,100 1,673,568
KCE Electronics PCL - NVDR 611,700 365,484
KGI Securities Thailand PCL
- NVDR 325,100 42,568
Khon Kaen Sugar Industry
PCL - NVDR 2,300 90
Kiatnakin Phatra Bank PCL
- NVDR 147,200 336,831
Krung Thai Bank PCL - NVDR 2,446,000 2,196,075
Lalin Property PCL - NVDR 700 105
Land & Houses PCL - NVDR 5,028,700 623,293
LH Financial Group PCL -
NVDR, Class R 5,300 165
LPN Development PCL
- NVDR 2,000 100

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
THAILAND — (Continued)
#Major Cineplex Group PCL
- NVDR 322,200 $ 67,584
MC Group PCL - NVDR 302,800 111,631
Mega Lifesciences PCL
- NVDR 261,600 299,304
Minor International PCL
- NVDR 3,711,700 2,701,349
#MK Restaurants Group PCL
- NVDR 159,100 95,061
*Mono Next PCL - NVDR,
Class R1 1,508,000 54,636
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 87,900 97,077
Netbay PCL - NVDR 56,400 38,897
Northeast Rubber PCL -
NVDR, Class R 1,662,300 252,528
NSL Foods PCL - NVDR,
Class R 89,500 65,706
#Osotspa PCL - NVDR 1,312,800 738,489
#Plan B Media PCL - NVDR 1,235,028 142,873
*Platinum Group PCL (The)
- NVDR 1,500 51
#Praram 9 Hospital PCL -
NVDR, Class R 376,100 227,106
Precious Shipping PCL
- NVDR 743,300 150,007
Premier Marketing PCL
- NVDR 500 191
#Prima Marine PCL - NVDR,
Class R 876,000 199,059
Pruksa Holding PCL - NVDR 1,200 137
PTG Energy PCL - NVDR 918,900 220,489
#PTT Exploration & Production
PCL - NVDR 960,400 3,739,043
#PTT Global Chemical PCL
- NVDR 1,646,000 1,292,109
PTT Oil & Retail Business PCL
- NVDR, Class R 1,945,600 840,940
PTT PCL - NVDR 6,648,800 7,184,465
#Quality Houses PCL - NVDR 6,428,800 263,568
Rajthanee Hospital PCL
- NVDR 38,900 15,825
Ratch Group PCL - NVDR 752,700 741,576
Regional Container Lines PCL
- NVDR 27,700 24,209
Rojana Industrial Park PCL
- NVDR 568,800 83,155
S Hotels & Resorts PCL
- NVDR 578,600 30,709
#Samart Corp. PCL - NVDR 461,400 86,517
Sansiri PCL - NVDR 10,090,600 439,349
#Sappe PCL - NVDR 87,400 91,664
SC Asset Corp. PCL - NVDR 1,053,100 57,232
SCB X PCL - NVDR 375,300 1,616,182
SCG Packaging PCL - NVDR 609,200 387,224
SCGJWD Logistics PCL
- NVDR 225,600 49,831
Sena Development PCL
- NVDR 1,000 54
Shares Value
THAILAND — (Continued)
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 130,038 $ 12,812
#Siam Cement PCL (The)
- NVDR 575,000 3,764,500
Siam Global House PCL
- NVDR 1,075,588 235,867
Siam Wellness Group PCL
- NVDR 571,050 54,446
Siamgas & Petrochemicals
PCL - NVDR 76,300 17,702
Singha Estate PCL - NVDR 5,400 82
SiS Distribution Thailand PCL
- NVDR 101,500 65,161
SISB PCL - NVDR, Class R 477,800 157,925
Sri Trang Agro-Industry PCL
- NVDR 841,500 342,323
Sri Trang Gloves Thailand
PCL - NVDR 570,900 162,388
Srinanaporn Marketing PCL -
NVDR, Class R 245,900 55,877
Star Petroleum Refining PCL
- NVDR 1,667,500 357,719
*STP&I PCL 657,100 95,647
#Supalai PCL - NVDR 927,400 536,427
#Susco PCL - NVDR 389,700 27,247
SVI PCL - NVDR 129,200 30,180
TAC Consumer PCL - NVDR 500 87
Taokaenoi Food & Marketing
PCL - NVDR 335,300 43,264
*Tata Steel Thailand PCL
- NVDR 414,500 9,880
*Thai Airways International
PCL - NVDR 1,826,300 432,415
Thai Coconut PCL - NVDR,
Class R 503,900 87,280
#Thai Life Insurance PCL
- NVDR 607,100 229,604
Thai Nakarin Hospital PCL
- NVDR 100 101
Thai Oil PCL - NVDR 980,222 1,331,781
Thai President Foods PCL
- NVDR 100 601
#Thai Union Group PCL
- NVDR 1,366,700 512,540
Thai Vegetable Oil PCL
- NVDR 96,700 71,914
*Thaicom PCL - NVDR 245,700 71,840
#Thaifoods Group PCL
- NVDR 877,400 132,732
Thaitheparos PCL - NVDR 100 127
#Thoresen Thai Agencies PCL
- NVDR 1,120,200 150,238
Tipco Asphalt PCL - NVDR 566,900 254,037
Tisco Financial Group PCL
- NVDR 190,400 680,756
TMBThanachart Bank PCL
- NVDR 16,387,600 1,052,056
*TMT Steel PCL - NVDR,
Class R 400 35

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
THAILAND — (Continued)
TOA Paint Thailand PCL
- NVDR 375,000 $ 172,811
TPI Polene PCL - NVDR 1,275,500 29,592
TPI Polene Power PCL
- NVDR 4,600 268
TQM Alpha PCL - NVDR,
Class R 105,400 40,197
True Corp. PCL - NVDR, Class
R 3,686,972 1,359,252
TTW PCL - NVDR 41,400 12,105
Union Auction PCL - NVDR 124,700 20,608
United Paper PCL - NVDR,
Class R 500 120
Univanich Palm Oil PCL
- NVDR 121,400 49,386
Vanachai Group PCL - NVDR 68,100 3,658
WHA Corp. PCL - NVDR 5,630,000 619,094
TOTAL THAILAND 95,382,437
TURKEY — (0.8%)
Afyon Cimento Sanayi TAS 234,379 79,056
Agesa Hayat ve Emeklilik A/S 32,256 186,339
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 322,761 196,807
Akbank TAS 3,322,379 7,100,439
Akcansa Cimento A/S 17,196 76,783
*Akfen Yenilenebilir Enerji A/S 69,849 30,032
Aksa Akrilik Kimya Sanayii A/S 738,198 188,061
*Aksa Enerji Uretim A/S, Class
B 127,306 215,726
*Aksigorta A/S 610,536 116,233
Alarko Holding A/S 141,483 351,330
Albaraka Turk Katilim Bankasi
A/S 1,156,347 245,667
*Alcatel-Lucent Teletas
Telekomunikasyon A/S 2,459 7,831
*Alkim Alkali Kimya A/S 160,295 71,500
Anadolu Anonim Turk Sigorta
Sirketi 538,088 353,592
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 1,446,964 639,104
Anadolu Hayat Emeklilik A/S 35,895 102,174
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 21,516 29,905
*Anel Elektrik Proje Taahhut
ve Ticaret A/S 82,761 31,074
#*Arcelik A/S 42,632 111,745
ARD Grup Bilisim Teknolojileri
A/S 277,488 301,143
Aselsan Elektronik Sanayi Ve
Ticaret A/S 594,208 4,143,105
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 246,693 906,401
*Aydem Yenilenebilir Enerji
A/S 95,492 54,890
Aygaz A/S – 3
*Bagfas Bandirma Gubre
Fabrikalari A/S 75,293 51,762
Shares Value
TURKEY — (Continued)
*Baticim Bati Anadolu Cimento
Sanayii A/S 865,041 $ 96,066
*BatiSoke Soke Cimento
Sanayii TAS 248,516 156,107
*Bera Holding A/S 748,328 310,051
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 211,075 69,594
*Bien Yapi Urunleri Sanayi
Turizm ve Ticaret A/S 38,513 21,252
BIM Birlesik Magazalar A/S 258,986 3,953,948
*Biotrend Cevre VE Enerji
Yatirimlari A/S 88,037 38,601
*Bms Birlesik Metal Sanayi VE
Ticaret A/S 36,114 84,696
Bogazici Beton Sanayi Ve
Ticaret A/S 92,704 44,591
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 11,324 167,677
Borusan Yatirim ve Pazarlama
A/S 3,627 191,973
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 14,161 51,412
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 196 411
Bursa Cimento Fabrikasi A/S 476,062 76,402
*Can2 Termik A/S 5,545,220 267,747
Celebi Hava Servisi A/S 400 16,729
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 160,546 45,478
#Cimsa Cimento Sanayi VE
Ticaret A/S 319,337 377,765
Coca-Cola Icecek A/S 594,256 982,402
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 308,729 230,132
*Dap Gayrimenkul Gelistirme
A/S, Class C 674,039 167,997
*Dardanel Onentas Gida
Sanayi A/S 2,199,551 123,399
*Deva Holding A/S 30,956 47,581
#Dogan Sirketler Grubu
Holding A/S 707,222 353,185
Dogu Aras Enerji Yatirimlari
A/S 8,351 15,783
Dogus Otomotiv Servis ve
Ticaret A/S 80,551 424,680
Ebebek Magazacilik A/S,
Class B 44,549 61,714
EGE Endustri VE Ticaret A/S 375 63,890
EGE Gubre Sanayii A/S 55,277 120,041
*Emek Elektrik Endustrisi A/S 119,723 55,991
ΩEnerjisa Enerji A/S 171,404 412,624
Enerya Enerji A/S 1,222,727 278,887
*Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 12,542 60,270
Eregli Demir ve Celik
Fabrikalari TAS 2,413,991 1,564,095
Escar Turizm Tasimacilik
Ticaret A/S 69,705 44,812
*Esenboga Elektrik Uretim A/S 710,835 64,231

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TURKEY — (Continued)
Europap Tezol Kagit Sanayi
VE Ticaret A/S 1 $ –
*Europen Endustri Insaat
Sanayi VE Ticaret A/S 1,080,506 124,963
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 63,597 60,684
Ford Otomotiv Sanayi A/S 273,248 714,339
*Formet Metal ve Cam Sanayi
A/S 659,082 44,401
Galata Wind Enerji A/S 125,053 76,080
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 35,640 98,744
Gentas Genel Metal Sanayi ve
Ticaret A/S 447,662 129,690
Gipta Ofis Kirtasiye VE
Promosyon Urunleri Imalat
Sanayi A/S 40,444 55,841
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 37,355 47,625
Global Yatirim Holding A/S 1,275,511 430,817
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 254,936 132,942
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 9,900 81,433
*Grainturk Tarim A/S 15,165 77,268
#*Gubre Fabrikalari TAS 63,348 699,863
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 3,977 34,771
#*Hektas Ticaret TAS 187,966 14,521
*Hitit Bilgisayar Hizmetleri A/S 74,508 77,605
*HUN Yenilenebilir Enerji
Uretim A/S 545,184 40,865
*Ihlas Holding A/S 1,320,787 69,543
*Imas Makina Sanayi A/S 670,039 74,719
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 606,455 121,451
*Info Yatirim AS 844,397 84,843
Is Yatirim Menkul Degerler A/S 425,335 470,004
*Izdemir Enerji Elektrik Uretim
A/S 376,654 82,532
*Izmir Demir Celik Sanayi A/S 710,867 119,316
*Izmir Firca Sanayi ve Ticaret
A/S 121,506 151,699
Jantsa Jant Sanayi Ve Ticaret
A/S 92,120 41,917
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 132,439 121,134
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 834,197 557,379
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 32,842 21,294
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 185,791 42,419
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 2,582,892 174,598
*Kayseri Seker Fabrikasi A/S 1,090,005 122,804
Shares Value
TURKEY — (Continued)
*Kervan Gida Sanayi Ve
Ticaret A/S, Class B 769,138 $ 56,944
*Kiler Holding A/S 4,696 63,704
*Kimteks Poliuretan Sanayi VE
Ticaret A/S 28,994 10,646
KOC Holding A/S 435,029 2,077,501
Kocaer Celik Sanayi Ve
Ticaret A/S 301,361 79,892
#Kontrolmatik Enerji Ve
Muhendislik A/S 77,480 17,423
*Konya Cimento Sanayii A/S 20 2,081
*Kordsa Teknik Tekstil A/S 5,100 6,291
*Koza Polyester Sanayi VE
Ticaret A/S 498,460 67,390
LDR Turizm A/S 177,135 293,240
Logo Yazilim Sanayi Ve
Ticaret A/S 44,933 170,672
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 227,347 92,628
*Loras Holding A.S 716,331 69,999
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 392,799 372,999
*Marmara Holding A/S 186,246 11,134
Ω#Mavi Giyim Sanayi Ve
Ticaret A/S, Class B 556,808 618,869
*Mega Metal Sanayi VE
Ticaret A/S 69,102 104,386
#*MIA Teknoloji A/S 185,994 158,315
Migros Ticaret A/S 54,353 796,067
Ω*MLP Saglik Hizmetleri A/S,
Class B 75,889 823,583
*Naturel Yenilenebilir Enerji
Ticaret A/S 269,805 53,226
Naturelgaz Sanayi ve Ticaret
A/S 304,777 80,517
*NET Holding A/S 49,110 54,222
Nuh Cimento Sanayi A/S 22,807 126,011
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 1,410,004 187,709
*Orge Enerji Elektrik Taahhut
A/S 49,840 82,107
Osmanli Yatirim Menkul
Degerler A/S 90,992 17,344
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 12,055 119,740
Oyak Cimento Fabrikalari A/S 687,473 436,266
*Papilon Savunma-Guvenlik
Sistemleri Bilisim Muhendislik
Hizmetleri Ithalat 55,634 24,342
*Parsan Makina Parcalari
Sanayii A/S 24,044 55,228
#*Pasifik Eurasia Lojistik Dis
Ticaret A/S 147,533 503,735
#*Pegasus Hava Tasimaciligi
A/S 249,264 1,166,302
*Peker Gayrimenkul Yatirim
Ortakligi A/S 2,730,019 627,072
*Petkim Petrokimya Holding
A/S 988,340 419,038

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TURKEY — (Continued)
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 42,803 $ 21,041
*Polisan Holding A/S 205,577 86,216
*Qua Granite Hayal 865,016 52,308
*Ral Yatirim Holding A/S 84,000 362,520
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 116,317 49,210
*Safkar Ege Sogutmacilik
Klima Soguk Hava Tesisleri
Ihracat Ithalat Sanayi Ve Tic 69,723 47,292
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 289,907 309,554
#*Sasa Polyester Sanayi A/S 6,949,482 407,455
*Say Yenilenebilir Enerji
Ekipmanlari Sanayi ve Ticaret
A/S 41,577 38,238
SDT Uzay VE Savunma
Teknolojileri A/S 16,832 78,795
Sekerbank Turk A/S 1,485,343 312,147
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 60,683 112,109
*Sok Marketler Ticaret A/S 143,214 213,541
SUN Tekstil Sanayi Ve Ticaret
A/S 56,436 55,174
Suwen Tekstil Sanayi
Pazarlama A/S 391,019 80,645
TAB Gida Sanayi Ve Ticaret
A/S 38,322 236,581
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 111,288 67,808
*Tatlipinar Enerji Uretim A/S 280,484 74,164
#*TAV Havalimanlari Holding
A/S 147,218 1,177,104
Tekfen Holding A/S 76,934 135,764
*Teknosa Ic Ve Dis Ticaret A/S 1 –
*Tera Yatirim Menkul Degerler
A/S 74,895 355,598
Tofas Turk Otomobil Fabrikasi
A/S 53,919 404,153
*Tukas Gida Sanayi ve Ticaret
A/S 3,511,752 234,158
*Tumosan Motor ve Traktor
Sanayi A/S 35,553 92,372
Turcas Holding A/S 137,679 149,099
#*Turk Altin Isletmeleri A/S 526,492 660,954
#Turk Hava Yollari AO 385,271 2,692,939
*Turk Ilac VE Serum Sanayi
A/S 46,027 19,599
*Turk Telekomunikasyon A/S 533,387 815,550
Turk Traktor ve Ziraat
Makineleri A/S 10,363 141,172
Turkcell Iletisim Hizmetleri A/S 1,339,113 3,599,303
Turkiye Garanti Bankasi A/S 356,057 1,320,506
Turkiye Is Bankasi A/S 5,807,824 2,224,718
Turkiye Petrol Rafinerileri A/S 547,281 3,080,412
Turkiye Sigorta A/S 1,711,727 480,154
Turkiye Sise ve Cam
Fabrikalari A/S 893,095 934,320
Shares Value
TURKEY — (Continued)
*Turkiye Vakiflar Bankasi TAO 1,424,024 $ 1,195,079
#Ulker Biskuvi Sanayi A/S 213,858 665,780
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
*Usak Seramik Sanayii AS 940,238 62,477
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 224,490 42,531
#*Vestel Elektronik Sanayi ve
Ticaret A/S 76,260 55,057
*Yapi ve Kredi Bankasi A/S 2,346,025 2,215,898
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 130,921 144,670
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 242,610 71,457
*YEO Teknoloji Enerji VE
Endustri A/S 108,561 108,580
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 465,339 254,858
*Zorlu Enerji Elektrik Uretim
A/S, Class H 164,760 12,501
TOTAL TURKEY 67,629,204
UNITED ARAB EMIRATES — (1.5%)
Abu Dhabi Commercial Bank
PJSC 2,347,156 9,726,959
Abu Dhabi Islamic Bank PJSC 1,135,421 7,524,852
Abu Dhabi National Hotels 2,961,549 352,388
Abu Dhabi National Oil Co. for
Distribution PJSC 2,522,522 2,816,043
*Abu Dhabi Ports Co. PJSC 311,411 437,526
Abu Dhabi Ship Building Co.
PJSC 43,633 96,232
ADNOC Drilling Co. PJSC 2,482,175 3,602,302
ADNOC Logistics & Services 1,521,816 2,324,585
Agthia Group PJSC 151,889 153,020
Air Arabia PJSC 2,202,469 2,986,480
Ajman Bank PJSC 1,055,716 425,431
Aldar Properties PJSC 2,197,000 5,736,792
*Alpha Dhabi Holding PJSC 516,967 1,255,591
Amanat Holdings PJSC 966,157 339,358
Americana Restaurants
International PLC - Foreign Co. 1,141,137 484,711
*Apex Investment Co. PSC 452,020 414,770
*Bank of Sharjah 92,360 31,938
Burjeel Holdings PLC 521,197 178,810
Dana Gas PJSC 4,882,521 1,241,685
Deyaar Development PJSC 1,263,342 350,866
Dubai Electricity & Water
Authority PJSC 2,398,062 1,971,913
Dubai Financial Market PJSC 1,086,934 491,283
Dubai Investments PJSC 1,526,192 1,662,224
Dubai Islamic Bank PJSC 2,618,777 6,888,047
Emaar Development PJSC 868,211 4,066,064
Emaar Properties PJSC 5,597,879 22,863,106
Emirates Central Cooling
Systems Corp. 627,815 300,860
Emirates Integrated
Telecommunications Co. PJSC 321,821 902,551
Emirates NBD Bank PJSC 1,486,473 12,587,453

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
UNITED ARAB EMIRATES — (Continued)
Emirates Telecommunications
Group Co. PJSC 1,842,171 $ 9,881,358
*EMSTEEL Building Materials
PJSC 921,347 291,006
Fertiglobe PLC 901,653 665,318
First Abu Dhabi Bank PJSC 2,321,103 11,755,140
*Ghitha Holding PJSC 29,835 136,963
*Gulf Navigation Holding PJSC 210,205 128,779
*Gulf Pharmaceutical
Industries PSC 435,448 137,536
*Manazel PJSC 878,103 72,445
*Modon Holding PSC 266,543 245,304
National Central Cooling Co.
PJSC 112,320 91,749
NMDC Group PJSC 55,898 312,925
Parkin Co. PJSC 181,789 305,898
*Presight AI Holding PLC 395,141 362,579
*RAK Properties PJSC 1,688,403 597,640
Ras Al Khaimah Ceramics
PJSC 89,781 62,093
Salik Co. PJSC 1,480,344 2,571,602
Sharjah Islamic Bank 1,196,230 1,162,796
*SHUAA CAPITAL PSC, Class
A 758,558 48,124
Taaleem Holdings PJSC 15,013 17,128
TECOM Group PJSC 99,264 101,625
*Union Properties PJSC 2,485,971 588,892
TOTAL UNITED ARAB
EMIRATES 121,750,740
TOTAL COMMON STOCKS 8,153,898,702
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Alpargatas SA 2.810% 109,295 299,982
Axia Energia 7.130% 52,900 584,113
Banco do Estado do Rio
Grande do Sul SA, Class B
0.480% 624,411 2,147,939
Banco Pine SA 0.310% 56,907 145,323
Cia Energetica de Minas
Gerais 7.010% 1,361,488 2,985,337
Energisa SA 4.000% 384 701
Gerdau SA 2.770% 870,076 3,725,894
Itau Unibanco Holding SA
6.410% 1,882,141 16,356,906
Marcopolo SA 14.030% 746,328 919,448
Petroleo Brasileiro SA -
Petrobras 3.120% 3,271,600 23,595,537
Randoncorp SA 0.730% 110,000 135,305
Schulz SA 5.470% 74,284 75,766
Taurus Armas SA 3.410% 45,958 47,314
Track & Field Co. SA 0.180% 36,000 107,266
Unipar Carbocloro SA
19.830% 33,616 403,671
TOTAL BRAZIL 51,530,502
Shares Value
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 1.320% 174,402 $ 927,312
TOTAL CHILE 927,312
COLOMBIA — (0.0%)
Grupo Argos SA 4.720% 8,774 34,861
Grupo Aval Acciones y Valores
SA 2.830% 119,764 29,211
Grupo Cibest SA 5.170% 26,351 542,166
Grupo de Inversiones
Suramericana SA 2.880% 23,656 335,867
TOTAL COLOMBIA 942,105
TOTAL PREFERRED
STOCKS 53,399,919
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
02/11/26 4,187 5,696
*Banco BMG SA 03/02/26 7,134 1,090
TOTAL BRAZIL 6,786
KOREA, REPUBLIC OF — (0.0%)
*VIVOZON
PHARMACEUTICAL Co., Ltd.
02/24/26 5,273 6,356
TOTAL KOREA, REPUBLIC
OF 6,356
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 711,445 14,438
*Hengyuan Refining Co. BHD
10/27/30 108,100 7,816
*Lianson Fleet Group BHD
12/31/30 15,520 –
TOTAL MALAYSIA 22,254
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 441,633 561
TOTAL THAILAND 561
TOTAL RIGHTS/WARRANTS 35,957
TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $5,483,650,593) 8,207,334,578
SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term
Investment Fund 14,715,152 170,254,306
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,653,904,899) $ 8,377,588,884

Dimensional Emerging Core Equity Market ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $386,181,502 which represented 4.7% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 279,569,486 $ — $ — $ 279,569,486
Cayman Islands ....................... — 12,795 — 12,795
Chile ................................ 39,475,572 — — 39,475,572
China ............................... 2,145,816,626 1,070,551 83,307 2,146,970,484
Colombia ............................ 10,114,826 — — 10,114,826
Czechia ............................. 8,580,077 — — 8,580,077
Egypt ............................... 3,675,653 — — 3,675,653
Greece .............................. 48,276,376 — — 48,276,376
Hong Kong ........................... 65,152 — — 65,152
Hungary ............................. 17,294,795 — — 17,294,795
India ................................ 1,180,433,293 783,987 — 1,181,217,280
Indonesia ............................ 99,445,628 826,876 22,742 100,295,246
Korea, Republic of ..................... 1,248,204,247 3,216 95,075 1,248,302,538
Kuwait .............................. 49,728,036 11,422 82,161 49,821,619
Malaysia ............................. 109,690,744 — 9 109,690,753
Mexico .............................. 140,494,383 — — 140,494,383
Peru ................................ 10,163,908 — — 10,163,908
Philippines ........................... 30,308,695 — 147 30,308,842
Poland .............................. 94,110,438 — — 94,110,438
Qatar ............................... 45,571,762 — — 45,571,762
Russian Federation .................... — — — —
Saudi Arabia .......................... 228,836,959 — — 228,836,959
South Africa .......................... 289,382,556 — — 289,382,556
Taiwan .............................. 1,786,904,007 — 814 1,786,904,821
Thailand ............................. 432,415 94,950,022 — 95,382,437
Turkey .............................. 67,629,204 — — 67,629,204
United Arab Emirates ................... 121,750,740 — — 121,750,740
Preferred Stocks
Brazil ............................... 51,530,502 — — 51,530,502
Chile ................................ 927,312 — — 927,312
Colombia ............................ 942,105 — — 942,105

Dimensional Emerging Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Rights/Warrants
Brazil ............................... $ 1,090 $ 5,696 $ — $ 6,786
Korea, Republic of ..................... — 6,356 — 6,356
Malaysia ............................. 22,254 — — 22,254
Thailand ............................. 561 — — 561
Securities Lending Collateral ............... — 170,254,306 — 170,254,306
Total Investments ........................ $8,109,379,402 $267,925,227 $284,255> $8,377,588,884
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional Emerging Markets High Profitability ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (96.7%)
BRAZIL — (2.4%)
#Ambev SA, Sponsored ADR 34,500 $ 95,910
Banco BTG Pactual SA 4,000 45,802
BB Seguridade Participacoes
SA 77,401 551,582
*JBS NV 19,341 304,141
Klabin SA 134,006 490,408
Localiza Rent a Car SA 6,700 61,925
* Localiza Rent a Car SA,
Class A 258 2,297
MBRF Global Foods Co. SA 8,063 28,753
MBRF Global Foods Co. SA,
ADR 13,451 47,078
Motiva Infraestrutura de
Mobilidade SA 18,000 57,621
Petroleo Brasileiro SA
- Petrobras 256,861 1,981,571
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 50,380 723,457
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 29,108 446,517
Porto Seguro SA 2,900 27,828
Raia Drogasil SA 151,454 708,735
Suzano SA 14,563 137,214
#Suzano SA, Class A,
Sponsored ADR 59,624 558,677
TIM SA 11,200 52,454
#TIM SA, ADR 19,074 444,424
Ultrapar Participacoes SA 9,000 43,628
#Ultrapar Participacoes SA,
Sponsored ADR 5,400 25,812
Vale SA, Class B, Sponsored
ADR 9,111 146,414
Vibra Energia SA 117,994 648,165
WEG SA 88,399 873,260
TOTAL BRAZIL 8,503,673
CHILE — (0.6%)
Banco de Chile 1,533,677 342,185
Banco de Chile, Sponsored
ADR 9,290 405,323
Banco Santander Chile 185,642 16,535
Banco Santander Chile,
Sponsored ADR 13,577 478,182
Embotelladora Andina SA,
Sponsored ADR 489 15,365
Latam Airlines Group SA 1,130,136 37,115
#Latam Airlines Group SA,
ADR 8,997 592,093
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 1,462 112,340
TOTAL CHILE 1,999,138
CHINA — (24.6%)
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 9,400 35,862
Shares Value
CHINA — (Continued)
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 9,000 $ 30,361
Aier Eye Hospital Group Co.,
Ltd., Class A 60,516 96,372
#*Air China, Ltd., Class H 340,000 303,878
Aluminum Corp. of China, Ltd.,
Class H 748,000 1,326,530
Angel Yeast Co., Ltd., Class A 3,400 20,470
Anhui Anke Biotechnology
Group Co., Ltd., Class A 16,400 23,734
Anhui Gujing Distillery Co.,
Ltd., Class A 2,100 39,914
Anhui Yingjia Distillery Co.,
Ltd., Class A 8,000 46,760
Anker Innovations Technology
Co., Ltd., Class A 2,600 37,246
ANTA Sports Products, Ltd. 180,600 1,809,538
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,100 39,883
APT Medical, Inc., Class A 1,267 42,286
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 600 4,835
Autel Intelligent Technology
Corp., Ltd., Class A 2,526 12,711
Avary Holding Shenzhen Co.,
Ltd., Class A 1,300 10,673
Baiyin Nonferrous Group Co.,
Ltd., Class A 10,200 20,059
Bank of Chengdu Co., Ltd.,
Class A 9,000 20,871
*Baoding Tianwei Baobian
Electric Co., Ltd. 8,600 17,506
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 2,800 1,241
Beijing Dahao Technology
Corp., Ltd., Class A 3,100 7,951
Beijing Enlight Media Co., Ltd.,
Class A 6,000 16,883
Beijing Jetsen Technology Co.,
Ltd., Class A 45,300 39,492
Beijing Ultrapower Software
Co., Ltd., Class A 13,000 22,872
Beijing United Information
Technology Co., Ltd., Class A 11,100 43,242
Bethel Automotive Safety
Systems Co., Ltd., Class A 3,200 23,772
BOE Technology Group Co.,
Ltd., Class A 53,300 33,508
*Bohai Leasing Co., Ltd.,
Class A 78,300 50,125
BTG Hotels Group Co., Ltd.,
Class A 14,800 36,642
BYD Co., Ltd. 226,300 2,832,481

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
BYD Electronic International
Co., Ltd. 53,000 $ 226,667
Cheng De Lolo Co., Ltd.,
Class A 500 616
Chengtun Mining Group Co.,
Ltd., Class A 5,000 11,624
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,800 129,265
China Coal Energy Co., Ltd.,
Class H 114,000 166,846
China Coal Xinji Energy Co.,
Ltd., Class A 42,700 44,965
*China Eastern Airlines Corp.,
Ltd., Class H 308,000 213,755
*China Express Airlines Co.,
Ltd., Class A 400 605
China Hongqiao Group, Ltd. 565,500 2,615,447
China Kings Resources Group
Co., Ltd., Class A 9,233 26,392
China National Nuclear Power
Co., Ltd., Class A 45,400 56,233
China Pacific Insurance Group
Co., Ltd., Class H 16,800 84,756
China Resources Beer
Holdings Co., Ltd. 141,000 473,388
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 10,200 27,528
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 5,400 19,312
ΩChina Resources Mixc
Lifestyle Services, Ltd. 136,600 810,186
China Shenhua Energy Co.,
Ltd., Class H 117,500 647,253
#*China Southern Airlines Co.,
Ltd., Class H 368,000 274,244
Ω#China Tower Corp., Ltd.,
Class H 897,000 1,293,292
China Tungsten And Hightech
Materials Co., Ltd., Class A 1,800 12,559
Chongqing Brewery Co., Ltd.,
Class A 5,500 41,230
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 600 1,967
Chow Tai Fook Jewellery
Group, Ltd. 372,800 687,391
CMOC Group, Ltd., Class H 696,000 1,989,157
CNOOC Energy Technology &
Services, Ltd., Class A 41,000 26,542
COFCO Sugar Holding Co.,
Ltd., Class A 29,500 75,285
Contemporary Amperex
Technology Co., Ltd., Class A 27,448 1,382,015
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 19,400 21,824
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 15,528 44,677
Shares Value
CHINA — (Continued)
Deppon Logistics Co., Ltd.,
Class A 11,600 $ 31,456
Double Medical Technology,
Inc., Class A 200 1,471
Ecovacs Robotics Co., Ltd.,
Class A 800 8,265
ENN Natural Gas Co., Ltd.,
Class A 8,300 23,295
Eoptolink Technology, Inc.,
Ltd., Class A 5,040 304,149
EverProX Technologies Co.,
Ltd., Class A 200 4,661
Fibocom Wireless, Inc., Class
A 4,000 16,647
Focus Media Information
Technology Co., Ltd., Class A 89,100 92,288
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 7,172 36,421
Foxconn Industrial Internet
Co., Ltd., Class A 12,700 105,418
Fujian Sunner Development
Co., Ltd., Class A 5,400 13,377
Fulin Precision Co., Ltd., Class
A 400 976
ΩFuyao Glass Industry Group
Co., Ltd., Class H 114,000 975,825
G-bits Network Technology
Xiamen Co., Ltd., Class A 1,000 65,455
Goneo Group Co., Ltd., Class
A 4,678 28,117
Great Wall Motor Co., Ltd. 236,000 400,399
Gree Electric Appliances, Inc.
of Zhuhai, Class A 21,900 121,924
Guangdong Aofei Data
Technology Co., Ltd., Class A 800 2,743
Guangdong Haid Group Co.,
Ltd., Class A 9,200 68,173
Guangdong Hongda Holdings
Group Co., Ltd., Class A 800 5,663
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 21,300 37,352
*Guangdong TCL Smart Home
Appliances Co., Ltd. 6,600 9,561
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 8,500 17,657
Guanghui Energy Co., Ltd.,
Class A 55,100 44,468
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 5,500 44,791
Guizhou Chanhen Chemical
Corp., Class A 2,300 13,897
H World Group, Ltd. 122,200 598,975
Ω#Haidilao International
Holding, Ltd. 21,000 42,970
Haier Smart Home Co., Ltd.,
Class A 72,000 237,858
*Hainan Airlines Holding Co.,
Ltd., Class A 192,900 46,898

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Hainan Strait Shipping Co.,
Ltd., Class A 30,300 $ 46,248
Hangcha Group Co., Ltd.,
Class A 9,100 36,328
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 5,900 26,447
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 6,100 27,792
Hefei Meiya Optoelectronic
Technology, Inc., Class A 10,400 30,581
Henan Lingrui Pharmaceutical
Co., Class A 5,500 17,375
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 26,300 124,325
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 21,800 80,535
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 18,400 53,416
Hengli Petrochemical Co., Ltd.,
Class A 51,200 192,240
Hithink RoyalFlush Information
Network Co., Ltd., Class A 4,300 215,758
Hongfa Technology Co., Ltd.,
Class A 1,960 8,106
Huadong Medicine Co., Ltd.,
Class A 5,000 25,945
Huaming Power Equipment
Co., Ltd., Class A 6,100 26,133
Huatu Cendes Co., Ltd. 560 6,229
Hubei Yihua Chemical Industry
Co., Ltd., Class A 7,800 18,616
Hubei Zhenhua Chemical Co.,
Ltd. 1,000 4,911
Huizhou Desay Sv Automotive
Co., Ltd., Class A 2,400 42,225
Hunan Gold Corp., Ltd., Class
A 4,160 22,143
*Hytera Communications
Corp., Ltd., Class A 1,300 2,035
Imeik Technology
Development Co., Ltd., Class
A 2,000 40,203
Inner Mongolia Berun
Chemical Co., Ltd., Class A 51,600 62,725
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 17,500 72,806
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 22,200 196,473
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 20,300 76,921
*JA Solar Technology Co.,
Ltd., Class A 9,300 15,131
Jafron Biomedical Co., Ltd.,
Class A 7,100 20,438
Jason Furniture Hangzhou
Co., Ltd., Class A 11,500 58,565
Shares Value
CHINA — (Continued)
JCHX Mining Management
Co., Ltd., Class A 8,600 $ 97,762
Jiangling Motors Corp., Ltd.,
Class A 10,000 26,024
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 1,700 7,408
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 1,200 6,056
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 12,000 57,831
Jiangsu Lihua Foods Group
Co., Ltd. 800 2,314
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 1,800 14,299
Jiangsu Pacific Quartz Co.,
Ltd., Class A 6,800 38,904
Jiangsu Shemar Electric Co.,
Ltd. 400 2,616
Jiangsu ToLand Alloy Co.,
Ltd., Class A 300 1,612
Jiangsu Xinquan Automotive
Trim Co., Ltd. 6,500 81,174
Jiayou International Logistics
Co., Ltd., Class A 15,292 30,358
Jinduicheng Molybdenum Co.,
Ltd., Class A 44,600 131,658
Juneyao Airlines Co., Ltd.,
Class A 26,600 57,552
Kidswant Children Products
Co., Ltd., Class A 1,600 2,465
* KingClean Electric Co., Ltd.,
Class A 11,800 54,898
Kingnet Network Co., Ltd.,
Class A 23,800 85,322
ΩKuaishou Technology, Class
B 492,600 5,055,494
Kunshan Huguang Auto
Harness Co., Ltd. 2,100 8,794
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,400 10,781
Kweichow Moutai Co., Ltd.,
Class A 5,400 1,088,343
LB Group Co., Ltd., Class A 20,700 65,989
#Lenovo Group, Ltd. 1,480,000 1,682,830
Loncin Motor Co., Ltd., Class A 5,400 11,917
Luxi Chemical Group Co., Ltd.,
Class A 11,100 31,218
Luxshare Precision Industry
Co., Ltd., Class A 44,700 332,390
Luzhou Laojiao Co., Ltd.,
Class A 8,500 147,836
Mango Excellent Media Co.,
Ltd., Class A 13,400 49,098
Meihua Holdings Group Co.,
Ltd., Class A 35,500 56,228
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 35,300 35,497
Ω* Meituan , Class B 331,800 4,129,603
Midea Group Co., Ltd., Class A 23,000 256,725
*MMG, Ltd. 56,000 73,785

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Muyuan Foods Co., Ltd., Class
A 32,300 $ 213,744
NAURA Technology Group
Co., Ltd., Class A 1,755 119,982
NBTM New Materials Group
Co., Ltd., Class A 2,500 11,922
NetEase, Inc. 43,700 1,147,099
NetEase, Inc., Sponsored ADR 11,709 1,508,470
New China Life Insurance Co.,
Ltd., Class H 183,300 1,491,570
New Hope Dairy Co., Ltd.,
Class A 3,700 9,682
Neway Valve Suzhou Co.,
Ltd., Class A 7,800 67,887
Ningbo Boway Alloy Material
Co., Ltd. 13,000 36,879
Ningbo Huaxiang Electronic
Co., Ltd., Class A 500 2,377
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 1,600 3,409
Ningbo Joyson Electronic
Corp., Class A 20,900 84,126
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 10,700 36,373
Ningbo Tuopu Group Co., Ltd.,
Class A 4,400 45,688
Ningxia Baofeng Energy Group
Co., Ltd., Class A 46,000 157,231
ΩNongfu Spring Co., Ltd.,
Class H 244,200 1,499,027
North Copper Co., Ltd., Class
A 15,400 43,178
* Offcn Education Technology
Co., Ltd., Class A 26,800 10,872
*OFILM Group Co., Ltd., Class
A 35,000 49,142
*PDD Holdings, Inc.,
Sponsored ADR 52,694 5,324,729
PetroChina Co., Ltd., Class H 1,934,000 2,298,106
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 37,100 45,846
POCO Holding Co., Ltd., Class
A 400 4,545
Ω#Pop Mart International
Group, Ltd. 49,000 1,402,922
Qingdao TGOOD Electric Co.,
Ltd., Class A 3,400 13,177
Quectel Wireless Solutions
Co., Ltd., Class A 1,600 21,240
Rockchip Electronics Co., Ltd.,
Class A 400 11,009
Rongsheng Petrochemical
Co., Ltd., Class A 44,500 94,425
Sailun Group Co., Ltd., Class
A 21,100 48,111
Satellite Chemical Co., Ltd.,
Class A 24,570 86,103
Seres Group Co., Ltd., Class A 4,900 73,373
SF Holding Co., Ltd. 1,200 5,473
SF Holding Co., Ltd., Class A 39,800 214,708
Shares Value
CHINA — (Continued)
Shaanxi Coal Industry Co.,
Ltd., Class A 63,300 $ 202,886
Ω#Shandong Gold Mining Co.,
Ltd., Class H 83,750 474,637
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,600 55,163
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 7,200 38,852
Shandong Sun Paper Industry
JSC, Ltd., Class A 16,500 39,925
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 4,982 70,652
Shanghai AtHub Co., Ltd.,
Class A 4,140 22,376
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 12,400 36,390
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 7,760 11,375
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 300 1,072
Shanghai Huafon Aluminium
Corp., Class A 10,800 40,924
Shanghai M&G Stationery,
Inc., Class A 11,700 46,589
Shanghai Zhonggu Logistics
Co., Ltd., Class A 13,500 19,867
Shanjin International Gold Co.,
Ltd., Class A 10,200 51,123
Shannon Semiconductor
Technology Co., Ltd. 1,400 33,948
Shantui Construction
Machinery Co., Ltd., Class A 7,900 14,104
Shanxi Coal International
Energy Group Co., Ltd., Class
A 25,700 41,704
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 7,000 172,208
Sharetronic Data Technology
Co., Ltd. 1,540 50,503
Shengyi Technology Co., Ltd.,
Class A 100 992
Shennan Circuits Co., Ltd.,
Class A 1,790 60,153
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 1,880 18,959
Shenzhen Envicool
Technology Co., Ltd., Class A 3,380 52,023
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 6,500 36,141
Shenzhen Kedali Industry Co.,
Ltd., Class A 1,200 26,671
Shenzhen Kinwong Electronic
Co., Ltd., Class A 5,300 48,881
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 5,100 138,855

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 5,000 $ 38,755
Shenzhen SC New Energy
Technology Corp., Class A 4,100 81,218
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,500 19,838
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,900 26,791
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 6,600 27,439
* Shuangliang Eco-Energy
Systems Co., Ltd., Class A 5,200 6,650
*Sichuan Hongda Co., Ltd. 9,600 22,456
Sichuan Injet Electric Co., Ltd.,
Class A 100 828
Sichuan Swellfun Co., Ltd.,
Class A 5,500 32,978
Sieyuan Electric Co., Ltd.,
Class A 200 5,317
Sineng Electric Co., Ltd., Class
A 1,260 6,721
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 2,007 10,449
Skshu Paint Co., Ltd., Class A 3,180 26,012
Spring Airlines Co., Ltd., Class
A 6,100 49,344
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 17,300 18,466
STO Express Co., Ltd., Class
A 22,900 42,365
Sumec Corp., Ltd., Class A 21,600 36,294
Sungrow Power Supply Co.,
Ltd., Class A 13,360 290,213
Sunresin New Materials Co.,
Ltd., Class A 6,200 59,901
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 4,600 51,193
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 5,460 195,133
Tencent Holdings, Ltd. 215,400 16,714,138
Tianshan Aluminum Group
Co., Ltd., Class A 29,800 80,809
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 1,500 9,149
Tingyi Cayman Islands Holding
Corp. 102,000 154,900
TongFu Microelectronics Co.,
Ltd., Class A 25,200 188,729
Tongling Nonferrous Metals
Group Co., Ltd., Class A 76,100 90,537
*TPV Technology Co., Ltd.,
Class A 20,700 7,594
Unisplendour Corp., Ltd.,
Class A 2,400 8,638
Shares Value
CHINA — (Continued)
Victory Giant Technology
Huizhou Co., Ltd., Class A 1,300 $ 49,518
Vipshop Holdings, Ltd.,
Sponsored ADR 23,466 401,503
Wanhua Chemical Group Co.,
Ltd., Class A 18,200 230,324
Want Want China Holdings,
Ltd. 496,000 299,771
Weihai Guangwei Composites
Co., Ltd., Class A 2,400 13,786
Wens Foodstuff Group Co.,
Ltd., Class A 24,400 54,758
Western Mining Co., Ltd.,
Class A 38,200 195,635
Willfar Information Technology
Co., Ltd. 1,862 10,977
Wuliangye Yibin Co., Ltd.,
Class A 22,400 338,354
WUS Printed Circuit Kunshan
Co., Ltd., Class A 9,000 90,307
ΩWuXi AppTec Co., Ltd.,
Class H 10,000 142,387
Xiamen Amoytop Biotech Co.,
Ltd. 3,329 36,392
Xiamen Faratronic Co., Ltd.,
Class A 2,100 32,835
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 1,100 4,928
Xiamen Tungsten Co., Ltd.,
Class A 9,200 74,844
Xinfengming Group Co., Ltd.,
Class A 10,100 30,323
Xinxiang Richful Lube Additive
Co., Ltd., Class A 1,600 13,923
Yangling Metron New Material,
Inc., Class A 280 682
Yankershop Food Co., Ltd.,
Class A 2,700 26,416
Yankuang Energy Group Co.,
Ltd., Class H 549,800 803,260
Yantai China Pet Foods Co.,
Ltd., Class A 100 715
Yealink Network Technology
Corp., Ltd., Class A 9,400 51,886
Yifeng Pharmacy Chain Co.,
Ltd., Class A 17,176 59,030
Yizumi Holdings Co., Ltd.,
Class A 2,100 7,791
Yonfer Agricultural Technology
Co., Ltd., Class A 7,200 18,126
YTO Express Group Co., Ltd.,
Class A 13,900 33,754
Yum China Holdings, Inc. 29,300 1,459,429
Yum China Holdings, Inc. 26,714 1,320,206
YUNDA Holding Group Co.,
Ltd., Class A 32,600 32,172
Yunnan Aluminium Co., Ltd.,
Class A 29,400 142,278

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Yunnan Copper Co., Ltd.,
Class A 17,100 $ 65,238
Yunnan Tin Co., Ltd., Class A 11,300 64,731
Yunnan Yuntianhua Co., Ltd.,
Class A 25,000 137,348
Zhaojin Mining Industry Co.,
Ltd., Class H 15,500 71,847
Zhejiang Cfmoto Power Co.,
Ltd., Class A 600 21,741
Zhejiang China Commodities
City Group Co., Ltd., Class A 7,800 18,054
Zhejiang Chint Electrics Co.,
Ltd., Class A 600 2,523
Zhejiang Dingli Machinery Co.,
Ltd., Class A 3,100 25,063
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 15,100 27,370
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 27,700 28,611
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 16,400 37,088
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 10,200 65,326
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 7,400 35,801
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 5,300 13,000
Zhejiang Juhua Co., Ltd.,
Class A 5,400 30,561
Zhejiang NHU Co., Ltd., Class
A 17,700 70,940
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 5,000 36,641
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 1,000 9,946
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 1,300 7,767
Zhejiang Supor Co., Ltd.,
Class A 5,500 34,157
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 2,200 4,871
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 15,500 61,409
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 19,400 34,746
Zhejiang Yinlun Machinery
Co., Ltd., Class A 7,100 37,679
Zhongji Innolight Co., Ltd.,
Class A 5,600 522,837
Zhongjin Gold Corp., Ltd.,
Class A 7,900 41,936
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 1,300 6,488
*Zhuzhou Smelter Group Co.,
Ltd. 8,400 27,709
Shares Value
CHINA — (Continued)
Zijin Mining Group Co., Ltd.,
Class H 1,076,000 $ 5,772,872
ZTO Express Cayman, Inc. 59,200 1,315,943
TOTAL CHINA 88,038,106
COLOMBIA — (0.2%)
Grupo Cibest SA 10,203 232,168
Grupo Cibest SA, ADR 5,173 422,376
TOTAL COLOMBIA 654,544
CZECHIA — (0.1%)
CEZ A/S 6,369 367,713
ΩMoneta Money Bank A/S 2,215 22,306
Philip Morris CR A/S 51 50,238
TOTAL CZECHIA 440,257
GREECE — (0.5%)
Athens International Airport SA 4,296 57,905
Eurobank SA 1,808 8,894
Hellenic Telecommunications
Organization SA 12,726 238,751
JUMBO SA 4,894 145,787
* Metlen Energy & Metals PLC 13,028 713,256
Motor Oil Hellas Corinth
Refineries SA 7,399 298,924
OPAP SA 14,345 290,115
Titan SA 2,828 190,758
TOTAL GREECE 1,944,390
HUNGARY — (0.4%)
MOL Hungarian Oil & Gas PLC 23,595 289,710
OTP Bank Nyrt 8,658 1,096,610
Richter Gedeon Nyrt 1,555 52,323
TOTAL HUNGARY 1,438,643
INDIA — (13.3%)
3M India, Ltd. 125 46,732
ABB India, Ltd. 1,961 118,923
Adani Ports & Special
Economic Zone, Ltd. 3,014 46,520
*Adani Power, Ltd. 196,495 289,186
Ajanta Pharma, Ltd. 180 5,443
Apar Industries, Ltd. 1,466 127,400
APL Apollo Tubes, Ltd. 15,791 351,174
Apollo Hospitals Enterprise,
Ltd. 11,334 857,620
Ashok Leyland, Ltd. 425,136 909,037
Asian Paints, Ltd. 17,414 459,698
Axis Bank, Ltd. 1,953 29,095
Bajaj Auto, Ltd. 3,184 332,202
Balkrishna Industries, Ltd. 576 14,438
Berger Paints India, Ltd. 19,176 96,498
Bharat Electronics, Ltd. 388,039 1,894,056
Bharat Forge, Ltd. 27,124 425,020
Bharti Airtel, Ltd. 176,124 3,769,375
Blue Star, Ltd. 3,881 76,656
Britannia Industries, Ltd. 10,733 683,796
BSE, Ltd. 16,738 508,941
CG Power & Industrial
Solutions, Ltd. 50,210 318,795
Coforge , Ltd. 22,730 408,652
Colgate-Palmolive India, Ltd. 12,181 279,963

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
INDIA — (Continued)
Coromandel International, Ltd. 554 $ 13,747
CRISIL, Ltd. 1,759 89,188
Cummins India, Ltd. 7,800 348,716
Divi's Laboratories, Ltd. 2,856 187,870
Dixon Technologies India, Ltd. 3,579 406,427
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 4,300 57,706
ΩEndurance Technologies,
Ltd. 734 19,364
*FSN E-Commerce Ventures,
Ltd. 60,742 156,828
GE Vernova T&D India, Ltd. 9,748 342,318
GlaxoSmithKline
Pharmaceuticals, Ltd. 4,029 105,189
Glenmark Pharmaceuticals,
Ltd. 16,053 351,800
Havells India, Ltd. 4,300 60,068
HCL Technologies, Ltd. 72,336 1,333,365
ΩHDFC Asset Management
Co., Ltd. 22,462 614,297
Hero MotoCorp, Ltd. 16,398 986,510
Hindalco Industries, Ltd. 80,304 840,338
Hindustan Aeronautics, Ltd. 17,576 882,626
Hindustan Unilever, Ltd. 22,226 573,364
Hitachi Energy India, Ltd. 322 66,026
Housing & Urban Development
Corp., Ltd. 2,408 5,017
Indian Bank 7,674 76,058
Indian Railway Catering &
Tourism Corp., Ltd. 22,160 150,094
*Indus Towers, Ltd. 192,809 931,268
Infosys, Ltd. 176,547 3,149,489
#Infosys, Ltd., Sponsored ADR 62,608 1,100,649
ΩInterGlobe Aviation, Ltd. 18,908 944,809
ITC, Ltd. 219,196 767,648
Jindal Stainless, Ltd. 15,022 134,326
Jindal Steel, Ltd. 51,961 639,433
JK Cement, Ltd. 2,265 136,005
JSW Steel, Ltd. 37,736 498,183
Jubilant Foodworks , Ltd. 36,007 194,562
KEI Industries, Ltd. 1,060 46,336
KPIT Technologies, Ltd. 9,005 101,996
* Kwality Wall's India, Ltd. 20,374 8,904
ΩL&T Technology Services,
Ltd. 2,503 101,298
ΩLaurus Labs, Ltd. 2,756 28,912
Lloyds Metals & Energy, Ltd. 10,258 123,090
ΩLTIMindtree , Ltd. 7,932 515,176
Lupin, Ltd. 34,126 798,657
Mahindra & Mahindra, Ltd. 31,390 1,171,074
Marico, Ltd. 49,729 394,534
Motilal Oswal Financial
Services, Ltd. 994 8,143
Mphasis, Ltd. 8,238 247,084
Multi Commodity Exchange of
India, Ltd. 12,820 352,319
Narayana Hrudayalaya , Ltd. 7,116 136,762
National Aluminium Co., Ltd. 97,999 410,640
Nestle India, Ltd. 53,492 774,809
Shares Value
INDIA — (Continued)
ΩNippon Life India Asset
Management, Ltd. 19,584 $ 186,946
NMDC, Ltd. 238,274 210,357
Oracle Financial Services
Software, Ltd. 2,625 221,443
Page Industries, Ltd. 583 209,116
Persistent Systems, Ltd. 12,655 830,253
Petronet LNG, Ltd. 35,448 111,657
Pidilite Industries, Ltd. 27,182 422,885
Polycab India, Ltd. 5,871 447,629
Procter & Gamble Hygiene &
Health Care, Ltd. 394 50,396
Radico Khaitan , Ltd. 686 21,090
Samvardhana Motherson
International, Ltd. 204,955 251,550
Schaeffler India, Ltd. 2,794 110,017
Solar Industries India, Ltd. 2,770 405,920
Steel Authority of India, Ltd. 26,142 42,950
*Suzlon Energy, Ltd. 590,849 306,191
Tata Communications, Ltd. 10,555 180,205
Tata Consultancy Services,
Ltd. 56,612 1,922,546
Tata Elxsi , Ltd. 288 16,667
Tata Motors Passenger
Vehicles, Ltd. 178,636 679,783
*Tata Motors, Ltd. 178,636 890,389
Tata Steel, Ltd. 54,911 115,287
Tech Mahindra, Ltd. 26,184 496,169
Titan Co., Ltd. 24,284 1,050,003
Torrent Pharmaceuticals, Ltd. 12,881 554,630
Trent, Ltd. 16,683 686,544
Tube Investments of India, Ltd. 1,202 30,513
*TVS Motor Co. 100,172 10,890
TVS Motor Co., Ltd. 25,411 1,015,860
United Spirits, Ltd. 22,375 331,438
UNO Minda, Ltd. 9,286 119,352
Varun Beverages, Ltd. 112,766 577,698
Vedanta, Ltd. 199,557 1,478,550
Zydus Lifesciences, Ltd. 4,468 43,001
TOTAL INDIA 47,460,167
INDONESIA — (1.1%)
Aneka Tambang TBK 1,274,400 319,644
Bank Central Asia TBK PT 2,987,100 1,316,922
Bank Mandiri Persero TBK PT 1,024,600 294,226
*Barito Renewables Energy
TBK PT 468,100 237,745
*Dian Swastatika Sentosa
TBK PT 47,200 278,391
* Impack Pratama Industri TBK
PT 985,500 139,737
Petrindo Jaya Kreasi TBK PT 2,227,300 238,853
Petrosea TBK PT 344,800 144,822
Sarana Menara Nusantara
TBK PT 369,400 11,554
Sumber Alfaria Trijaya TBK PT 2,245,200 233,415
Tower Bersama Infrastructure
TBK PT 309,000 32,861
Unilever Indonesia TBK PT 765,200 87,758

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
INDONESIA — (Continued)
United Tractors TBK PT 252,000 $ 391,099
XLSMART Telecom Sejahtera
TBK PT 804,500 158,168
TOTAL INDONESIA 3,885,195
KOREA, REPUBLIC OF — (16.5%)
* Alteogen , Inc. 3,376 968,659
Caregen Co., Ltd. 52 4,534
Celltrion , Inc. 236 34,431
Cheil Worldwide, Inc. 8,739 133,265
CJ CheilJedang Corp. 986 146,249
CJ Corp. 1,853 279,997
CJ Logistics Corp. 528 38,076
* Classys , Inc. 2,510 129,563
* Coway Co., Ltd. 7,998 463,410
* Daewoong Pharmaceutical
Co., Ltd. 22 2,582
DB HiTek Co., Ltd. 422 31,018
DB Insurance Co., Ltd. 1,129 111,849
*Doosan Bobcat, Inc. 1,403 57,313
Doosan Co., Ltd. 34 20,101
*Doosan Enerbility Co., Ltd. 7,611 479,058
Douzone Bizon Co., Ltd. 1,025 69,359
*F&F Co., Ltd. 1,960 99,539
GS Holdings Corp. 6,868 327,797
GS P&L Co., Ltd. 621 22,089
Hana Financial Group, Inc. 3,918 272,469
Hankook Tire & Technology
Co., Ltd. 2,095 92,422
#*Hanmi Pharm Co., Ltd. 642 215,873
Hanmi Semiconductor Co.,
Ltd. 4,492 658,477
*Hanwha Aerospace Co., Ltd. 1,807 1,632,000
*Hanwha Engine 4,774 180,426
*Hanwha Ocean Co., Ltd. 330 31,753
*Hanwha Vision Co., Ltd. 1,867 80,159
HD Hyundai Co., Ltd. 218 35,440
HD Hyundai Electric Co., Ltd. 2,405 1,485,372
HD Hyundai Heavy Industries
Co., Ltd. 1,039 415,051
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 6,081 1,746,904
HL Mando Co., Ltd. 4,875 216,080
*HPSP Co., Ltd. 3,959 127,896
#*Hugel, Inc. 576 110,646
*Hyosung Heavy Industries
Corp. 489 884,304
Hyundai Autoever Corp. 595 190,769
Hyundai Elevator Co., Ltd. 749 49,122
Hyundai Glovis Co., Ltd. 5,549 932,929
Hyundai Rotem Co., Ltd. 7,442 1,191,733
Iljin Electric Co., Ltd. 2,497 116,228
IsuPetasys Co., Ltd. 5,733 467,992
JB Financial Group Co., Ltd. 10,866 189,857
* Jusung Engineering Co., Ltd. 538 15,455
*JYP Entertainment Corp. 2,267 116,232
KB Financial Group, Inc. 1,032 96,934
*KEPCO Plant Service &
Engineering Co., Ltd. 2,553 99,325
Shares Value
KOREA, REPUBLIC OF — (Continued)
KIWOOM Securities Co., Ltd. 1,847 $ 569,087
Korea Aerospace Industries,
Ltd. 6,123 715,924
Korea Investment Holdings
Co., Ltd. 402 60,185
*Korean Air Lines Co., Ltd. 27,297 441,865
* Krafton , Inc. 3,022 533,270
*LEENO Industrial, Inc. 4,269 314,080
*LG Display Co., Ltd. 41,184 333,901
*LG Display Co., Ltd.,
Sponsored ADR 4,916 19,516
LG Electronics, Inc. 16,583 1,141,708
LG Innotek Co., Ltd. 2,033 346,037
LG Uplus Corp. 33,194 368,976
*LIG Nex1 Co., Ltd. 1,226 410,115
LS Corp. 79 12,568
*LS Electric Co., Ltd. 1,626 639,375
Meritz Financial Group, Inc. 11,637 942,667
NH Investment & Securities
Co., Ltd. 802 15,072
Orion Corp. 3,151 257,220
PharmaResearch Co., Ltd. 820 269,744
Poongsan Corp. 492 44,845
Posco DX Co., Ltd. 3,173 85,200
S-1 Corp. 1,700 94,011
Ω*Samsung Biologics Co., Ltd. 144 174,573
Samsung E&A Co., Ltd. 20,530 439,297
Samsung Electronics Co., Ltd. 14,008 1,561,959
Samsung Electronics Co., Ltd.,
GDR 3,250 8,950,500
*Samsung Episholdings Co.,
Ltd. 70 29,471
Samsung Fire & Marine
Insurance Co., Ltd. 1,238 430,900
*Samsung Heavy Industries
Co., Ltd. 4,965 101,584
Samyang Foods Co., Ltd. 437 358,247
Sanil Electric Co., Ltd. 957 98,067
*Silicon2 Co., Ltd. 1,197 44,075
*SK Biopharmaceuticals Co.,
Ltd. 3,040 249,215
SK hynix , Inc. 37,184 23,482,184
*SM Entertainment Co., Ltd. 72 5,802
Woori Financial Group, Inc. 3,275 68,826
Woori Financial Group, Inc.,
ADR 3,882 240,995
TOTAL KOREA, REPUBLIC
OF 58,921,798
KUWAIT — (0.7%)
Boursa Kuwait Securities Co.
KPSC 10,888 111,754
Kuwait Finance House KSCP 602,870 1,587,224
Kuwait Telecommunications
Co. 40,076 86,054
Mobile Telecommunications
Co. KSCP 344,160 571,918
TOTAL KUWAIT 2,356,950

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
MALAYSIA — (1.2%)
Axiata Group BHD 392,400 $ 228,950
#Bursa Malaysia BHD 34,800 79,805
CELCOMDIGI BHD 190,000 157,128
*Chin Hin Group BHD 68,200 39,965
CIMB Group Holdings BHD 189,200 411,805
#Fraser & Neave Holdings
BHD 16,100 146,052
#Frontken Corp. BHD 125,000 121,766
#Genting Malaysia BHD 104,900 52,689
#Heineken Malaysia BHD 11,600 70,448
#KPJ Healthcare BHD 201,700 141,732
Kuala Lumpur Kepong BHD 19,180 94,878
#Maxis BHD 245,200 237,612
Ω#MR DIY Group M BHD 332,500 154,357
Nestle Malaysia BHD 6,100 173,313
#Petronas Dagangan BHD 35,800 192,532
Press Metal Aluminium
Holdings BHD 189,300 363,041
Public Bank BHD 159,800 197,419
#QL Resources BHD 170,150 173,517
Scientex BHD 30,700 30,062
SD Guthrie BHD 133,700 198,074
Sime Darby BHD 358,600 196,493
#Sunway Construction Group
BHD 39,700 59,620
TIME dotCom BHD 32,100 48,614
United Plantations BHD 25,400 194,849
Westports Holdings BHD 87,162 135,099
Yinson Holdings BHD 93,391 55,911
#YTL Corp. BHD 445,800 235,227
Zetrix Ai BHD 278,365 56,845
TOTAL MALAYSIA 4,247,803
MEXICO — (1.6%)
America Movil SAB de CV,
ADR 44,876 928,933
America Movil SAB de CV,
Class B 435,754 452,409
Gruma SAB de CV, Class B 25,193 457,023
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 26,819 393,233
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 3,887 107,515
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 3,666 1,007,820
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 2,080 717,870
#Grupo Bimbo SAB de CV,
Class A 8,200 28,693
Grupo Comercial Chedraui SA
de CV 25,772 178,236
Grupo Mexico SAB de CV,
Class B 15,300 171,151
* Industrias Penoles SAB de
CV 800 46,708
Kimberly-Clark de Mexico SAB
de CV, Class A 162,916 363,549
Shares Value
MEXICO — (Continued)
Wal-Mart de Mexico SAB de
CV 264,023 $ 844,107
TOTAL MEXICO 5,697,247
PHILIPPINES — (0.4%)
Bank of the Philippine Islands 1,067 2,247
BDO Unibank, Inc. 52,413 120,171
Century Pacific Food, Inc. 3,000 1,939
China Banking Corp. 870 946
DMCI Holdings, Inc. 149,600 27,440
Globe Telecom, Inc. 3,907 104,243
International Container
Terminal Services, Inc. 58,720 640,250
Jollibee Foods Corp. 58,480 203,605
PLDT, Inc. 8,375 190,598
PLDT, Inc., Sponsored ADR 3,392 76,524
TOTAL PHILIPPINES 1,367,963
POLAND — (1.3%)
Alior Bank SA 11,568 379,783
Bank Handlowy w Warszawie
SA 2,505 81,744
*Bank Millennium SA 55,616 270,504
Bank Polska Kasa Opieki SA 9,391 575,726
*Benefit Systems SA 69 74,924
Budimex SA 1,172 228,279
Ω*Dino Polska SA 34,031 361,544
Grupa Kety SA 383 110,470
ING Bank Slaski SA 3,238 355,266
Inter Cars SA 172 30,836
LPP SA 103 572,327
*mBank SA 1,382 405,649
ORLEN SA 3,048 93,051
Pepco Group NV 14,914 122,472
*PGE Polska Grupa
Energetyczna SA 107,790 306,025
Powszechna Kasa
Oszczednosci Bank Polski SA 4,698 122,991
Powszechny Zaklad
Ubezpieczen SA 10,659 211,230
*Tauron Polska Energia SA 135,262 420,357
TOTAL POLAND 4,723,178
QATAR — (0.7%)
Ooredoo QPSC 102,563 399,999
Qatar Gas Transport Co., Ltd. 30,869 40,695
Qatar National Bank QPSC 369,480 2,009,257
TOTAL QATAR 2,449,951
SAUDI ARABIA — (2.6%)
Ades Holding Co. 34,199 175,340
Al Rajhi Bank 10,762 307,592
Aldrees Petroleum and
Transport Services Co. 6,069 193,363
Almarai Co. JSC 51,833 609,442
Arabian Internet &
Communications Services Co. 2,426 151,613
Astra Industrial Group Co. 4,505 180,167
Co. for Cooperative Insurance
(The) 7,291 266,315

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Dr. Sulaiman Al Habib Medical
Services Group Co. 9,130 $ 636,790
Electrical Industries Co. 51,766 188,807
Elm Co. 2,523 521,995
Etihad Etisalat Co. 59,195 1,111,080
Jamjoom Pharmaceuticals
Factory Co. 1,194 44,632
Jarir Marketing Co. 55,327 210,498
Mobile Telecommunications
Co. Saudi Arabia 1,966 5,745
Mouwasat Medical Services
Co. 426 7,905
Nahdi Medical Co. 3,838 100,844
Riyadh Cables Group Co. 3,386 117,991
SAL Saudi Logistics Services 3,066 147,386
ΩSaudi Arabian Oil Co. 384,293 2,643,442
Saudi Aramco Base Oil Co. 6,337 176,896
Saudi Telecom Co. 138,999 1,645,441
TOTAL SAUDI ARABIA 9,443,284
SOUTH AFRICA — (3.7%)
Anglogold Ashanti PLC 4,912 456,177
Bid Corp., Ltd. 7,959 200,644
Bidvest Group, Ltd. 7,130 104,281
Capitec Bank Holdings, Ltd. 3,439 933,054
Clicks Group, Ltd. 24,604 499,336
Gold Fields, Ltd. 16 848
#Gold Fields, Ltd., Sponsored
ADR 64,756 3,245,571
Harmony Gold Mining Co., Ltd. 64,574 1,464,496
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 22,306 476,010
Kumba Iron Ore, Ltd. 8,976 201,488
Mr. Price Group, Ltd. 2,935 32,667
MTN Group, Ltd. 138,610 1,563,754
OUTsurance Group, Ltd. 96,261 428,620
Shoprite Holdings, Ltd. 62,514 1,038,502
*Sibanye Stillwater, Ltd., ADR 103,917 1,754,119
Vodacom Group, Ltd. 91,098 855,228
TOTAL SOUTH AFRICA 13,254,795
TAIWAN — (21.5%)
Accton Technology Corp. 58,000 2,054,973
Advantech Co., Ltd. 16,000 152,272
Airtac International Group 4,000 144,900
ASE Technology Holding Co.,
Ltd. 487,000 4,596,092
#ASE Technology Holding Co.,
Ltd., ADR 9,644 183,043
Asia Vital Components Co.,
Ltd. 32,000 1,484,589
ASPEED Technology, Inc. 4,000 1,128,694
Chenbro Micom Co., Ltd. 5,000 143,788
Chicony Electronics Co., Ltd. 68,000 252,812
#China Airlines, Ltd. 454,000 320,267
Chroma ATE, Inc. 14,000 435,971
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 76,000 406,927
Shares Value
TAIWAN — (Continued)
Compeq Manufacturing Co.,
Ltd. 179,000 $ 961,265
Delta Electronics, Inc. 93,000 3,605,338
E Ink Holdings, Inc. 14,000 77,852
Eclat Textile Co., Ltd. 12,000 151,382
Elite Material Co., Ltd. 28,000 1,552,590
eMemory Technology, Inc. 7,000 407,054
EVA Airways Corp. 511,000 607,289
Evergreen Marine Corp.
Taiwan, Ltd. 58,000 342,803
#EZconn Corp. 5,000 283,603
Far EasTone
Telecommunications Co., Ltd. 294,000 829,590
#Feng TAY Enterprise Co.,
Ltd. 40,800 124,721
Fortune Electric Co., Ltd. 16,610 511,970
Getac Holdings Corp. 8,000 28,599
Gigabyte Technology Co., Ltd. 32,000 236,924
Global Unichip Corp. 8,000 666,031
Globalwafers Co., Ltd. 13,000 205,307
Gold Circuit Electronics, Ltd. 55,000 1,225,135
Hotai Motor Co., Ltd. 2,000 34,573
#International Games System
Co., Ltd. 36,000 819,066
Jentech Precision Industrial
Co., Ltd. 2,000 180,489
King Yuan Electronics Co., Ltd. 203,000 1,909,374
L&K Engineering Co., Ltd. 5,000 91,357
Lite-On Technology Corp. 18,000 93,804
Lotus Pharmaceutical Co., Ltd. 7,000 80,299
Makalot Industrial Co., Ltd. 6,320 61,352
MediaTek, Inc. 92,000 5,145,218
#Nien Made Enterprise Co.,
Ltd. 11,000 149,253
Novatek Microelectronics
Corp. 80,000 953,289
Powertech Technology, Inc. 125,000 1,008,897
#President Chain Store Corp. 87,000 590,229
#Quanta Computer, Inc. 293,000 2,606,927
#Realtek Semiconductor Corp. 65,000 998,650
TA Chen Stainless Pipe 55,026 68,717
#*Taiwan Mobile Co., Ltd. 247,000 828,043
Taiwan Semiconductor
Manufacturing Co., Ltd. 492,000 27,750,238
Taiwan Union Technology
Corp. 7,000 111,884
Tripod Technology Corp. 40,000 476,009
Unimicron Technology Corp. 56,150 675,334
Uni-President Enterprises
Corp. 629,000 1,433,088
United Integrated Services
Co., Ltd. 27,000 779,028
United Microelectronics Corp. 320,000 634,509
#United Microelectronics
Corp., Sponsored ADR 193,554 1,970,380
Vanguard International
Semiconductor Corp. 155,445 708,813
VisEra Technologies Co., Ltd. 6,000 54,338

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
TAIWAN — (Continued)
Voltronic Power Technology
Corp. 8,000 $ 216,841
*Winbond Electronics Corp. 1,889 7,713
Wistron Corp. 257,000 1,065,729
Wiwynn Corp. 17,000 1,931,204
Yageo Corp. 8,000 70,543
TOTAL TAIWAN 76,626,969
THAILAND — (1.2%)
Advanced Info Service PCL
- NVDR 43,800 485,816
Advanced Info Service PCL,
Class F 32,800 363,807
Bangchak Corp. PCL - NVDR 49,600 47,685
Bumrungrad Hospital PCL
- NVDR 41,400 220,388
Bumrungrad Hospital PCL,
Class F 60,600 322,596
Central Retail Corp. PCL -
NVDR, Class R 15,000 9,391
Central Retail Corp. PCL,
Class F 287,000 179,689
Com7 PCL - NVDR 32,900 22,899
Com7 PCL, Class F 134,000 93,266
Delta Electronics Thailand PCL 142,100 925,807
Delta Electronics Thailand
PCL - NVDR 5,100 33,227
Home Product Center PCL 701,100 158,201
Home Product Center PCL
- NVDR 218,400 49,281
Minor International PCL
- NVDR 286,900 208,804
Minor International PCL, Class
F 309,509 225,258
Osotspa PCL - NVDR 5,600 3,150
Osotspa PCL, Class F 203,700 114,588
#PTT Exploration & Production
PCL - NVDR 74,500 290,045
PTT Exploration & Production
PCL, Class F 46,800 182,202
PTT PCL - NVDR 63,700 68,832
True Corp. PCL - NVDR, Class
R 839,326 309,429
TOTAL THAILAND 4,314,361
TURKEY — (0.5%)
Akbank TAS 167,595 358,177
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 29,560 108,609
Coca-Cola Icecek A/S 62,859 103,916
* Gubre Fabrikalari TAS 3,877 42,833
Is Yatirim Menkul Degerler A/S 52,149 57,626
Ω*MLP Saglik Hizmetleri A/S,
Class B 4,934 53,546
* Otokar Otomotiv Ve Savunma
Sanayi A.S. 100 993
#Oyak Cimento Fabrikalari A/S 73,317 46,526
*Pegasus Hava Tasimaciligi
A/S 26,977 126,225
Shares Value
TURKEY — (Continued)
* Peker Gayrimenkul Yatirim
Ortakligi A/S 41,358 $ 9,500
*Ral Yatirim Holding A/S 318 1,372
* Sasa Polyester Sanayi A/S – –
TAB Gida Sanayi Ve Ticaret
A/S 372 2,297
*TAV Havalimanlari Holding
A/S 7,928 63,390
*Tera Yatirim Menkul Degerler
A/S 4,623 21,950
Turk Hava Yollari AO 652 4,557
*Turk Telekomunikasyon A/S 51,126 78,172
Turk Traktor ve Ziraat
Makineleri A/S 1 7
Turkcell Iletisim Hizmetleri A/S 146,102 392,697
Turkiye Garanti Bankasi A/S 31,285 116,026
Turkiye Petrol Rafinerileri A/S 14,385 80,967
Turkiye Sigorta A/S 144,005 40,395
* Turkiye Vakiflar Bankasi TAO 87,544 73,469
* Yapi ve Kredi Bankasi A/S 88,154 83,264
TOTAL TURKEY 1,866,514
UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC 166,626 1,104,292
Abu Dhabi National Oil Co. for
Distribution PJSC 320,309 357,580
ADNOC Drilling Co. PJSC 293,611 426,108
Emaar Development PJSC 152,824 715,716
Emirates Integrated
Telecommunications Co. PJSC 134,205 376,380
Emirates NBD Bank PJSC 139,808 1,183,894
Emirates Telecommunications
Group Co. PJSC 217,890 1,168,756
Salik Co. PJSC 201,289 349,672
TOTAL UNITED ARAB
EMIRATES 5,682,398
TOTAL COMMON STOCKS 345,317,324
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA -
Petrobras 3.120% 291,420 2,101,789
TOTAL BRAZIL 2,101,789
CHILE — (0.1%)
Embotelladora Andina SA,
Class B 1.320% 44,335 235,733
TOTAL CHILE 235,733
COLOMBIA — (0.0%)
Grupo Cibest SA 5.170% 6,474 133,201
TOTAL COLOMBIA 133,201
TOTAL PREFERRED
STOCKS 2,470,723
TOTAL INVESTMENT SECURITIES — (97.4%)
(Cost $211,179,836) 347,788,047

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
SECURITIES LENDING COLLATERAL — (2.6%)
@§The DFA Short Term
Investment Fund 817,218 $ 9,455,212
TOTAL INVESTMENTS — ( 100.0% )
(Cost $220,635,048) $ 357,243,259
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $21,646,913 which represented 6.2% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 8,503,673 $ — $ — $ 8,503,673
Chile ................................ 1,999,138 — — 1,999,138
China ............................... 88,006,650 31,456 — 88,038,106
Colombia ............................ 654,544 — — 654,544
Czechia ............................. 440,257 — — 440,257
Greece .............................. 1,944,390 — — 1,944,390
Hungary ............................. 1,438,643 — — 1,438,643
India ................................ 47,440,373 19,794 — 47,460,167
Indonesia ............................ 3,885,195 — — 3,885,195
Korea, Republic of ..................... 58,921,798 — — 58,921,798
Kuwait .............................. 2,356,950 — — 2,356,950
Malaysia ............................. 4,247,803 — — 4,247,803
Mexico .............................. 5,697,247 — — 5,697,247
Philippines ........................... 1,367,963 — — 1,367,963
Poland .............................. 4,723,178 — — 4,723,178
Qatar ............................... 2,449,951 — — 2,449,951
Saudi Arabia .......................... 9,443,284 — — 9,443,284
South Africa .......................... 13,254,795 — — 13,254,795
Taiwan .............................. 76,626,969 — — 76,626,969
Thailand ............................. — 4,314,361 — 4,314,361
Turkey .............................. 1,866,514 — — 1,866,514
United Arab Emirates ................... 5,682,398 — — 5,682,398
Preferred Stocks
Brazil ............................... 2,101,789 — — 2,101,789
Chile ................................ 235,733 — — 235,733

Dimensional Emerging Markets High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Colombia ............................ $ 133,201 $ — $ — $ 133,201
Securities Lending Collateral ............... — 9,455,212 — 9,455,212
Total Investments ........................ $343,422,436 $13,820,823 $— $357,243,259

Dimensional Emerging Markets Value ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.3%)
BRAZIL — (3.4%)
Allied Tecnologia SA 14,045 $ 22,453
Anima Holding SA 118,000 117,875
Azzas 2154 SA 26,331 134,483
Banco ABC Brasil SA 21,692 111,121
ΩBanco BMG SA 51,950 49,712
Banco Bradesco SA 251,629 880,489
Banco Bradesco SA 576,827 2,347,830
Banco Bradesco SA,
Sponsored ADR 252,162 1,021,256
Banco do Brasil SA 400,000 1,926,827
Banco Santander Brasil SA 656,252 4,552,544
Banco Santander Brasil SA,
Sponsored ADR 11,700 80,964
Bemobi Mobile Tech SA 13,700 64,869
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 8,900 36,259
*Brava Energia 3,588 12,952
C&A MODAS SA 79,800 181,837
*Cia Brasileira de Aluminio 106,296 206,682
Cia de Ferro Ligas da Bahia
FERBASA 8,600 13,765
*Cia Siderurgica Nacional SA 210,923 405,687
Cogna Educacao SA 883,941 768,197
Cruzeiro do Sul Educacional
SA 46,600 64,085
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 125,300 715,583
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 23,755 127,723
ΩDesktop SA 18,900 53,788
Dexco SA 152,121 166,487
*Diagnosticos da America SA 50,744 41,289
Dimed SA Distribuidora da
Medicamentos 17,423 44,027
Embraer SA 36,519 676,246
Empreendimentos Pague
Menos S/A 127,120 159,278
Eucatex SA Industria e
Comercio 14,170 56,836
Even Construtora e
Incorporadora SA 30,487 46,293
Fleury SA 60,213 191,143
#Gerdau SA, Sponsored ADR 262,510 1,120,918
Grendene SA 71,814 68,034
Grupo Mateus SA 158,051 145,205
Grupo SBF SA 54,900 150,998
Guararapes Confeccoes SA 50,900 95,470
Hypera SA 64,031 308,320
Iochpe Maxion SA 53,568 112,752
*IRB-Brasil Resseguros SA 43,549 481,193
*JBS NV 5,232 82,274
JHSF Participacoes SA 198,900 362,807
Shares Value
BRAZIL — (Continued)
JSL SA 32,100 $ 45,677
Lavvi Empreendimentos
Imobiliarios SA 25,200 86,109
*Lojas Quero-Quero SA 50,767 24,532
Lojas Renner SA 87,288 248,916
ΩLWSA SA 135,002 126,092
M Dias Branco SA 14,805 70,214
Magazine Luiza SA 185,107 346,134
Marcopolo SA 924 1,059
Melnick Even Desenvolvimento
Imobiliario SA 39,000 29,722
Moura Dubeux Engenharia S/A 16,462 89,863
Movida Participacoes SA 47,700 113,429
*Oceanpact Servicos
Maritimos SA 34,901 62,795
Petroleo Brasileiro SA
- Petrobras 649,389 5,009,755
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 299,694 4,597,306
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 339,151 4,870,208
Petroreconcavo S/A 55,732 120,288
*PRIO SA 15,000 146,088
Profarma Distribuidora de
Produtos Farmaceuticos SA 13,800 24,197
Qualicorp Consultoria e
Corretora de Seguros SA 124,600 54,023
*Raizen SA 296,850 58,400
Romi SA 22,764 36,610
Sao Martinho S/A 63,657 185,662
ΩSer Educacional SA 43,686 104,301
#Suzano SA, Class A,
Sponsored ADR 3,200 29,984
Trisul SA 44,593 60,388
#Ultrapar Participacoes SA,
Sponsored ADR 59,695 285,342
Unifique Telecomunicacoes
S/A, Class A 26,095 26,565
Vale SA 17,869 287,785
Vale SA, Class B, Sponsored
ADR 793,344 12,749,038
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 29,518 125,333
Vibra Energia SA 271,623 1,492,083
YDUQS Participacoes SA 77,363 216,771
TOTAL BRAZIL 49,931,220
CAYMAN ISLANDS — (0.0%)
*Leoch Energy, Inc. 2,900 24,737
TOTAL CAYMAN ISLANDS 24,737
CHILE — (0.4%)
Banco de Credito e
Inversiones SA 845 63,620
Banco Itau Chile SA 192 5,294

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHILE — (Continued)
Besalco SA 21,639 $ 35,094
BICECORP SA 50,958 26,008
*CAP SA 19,689 188,169
Cencosud SA 234,849 795,766
Cia Cervecerias Unidas SA 27,665 205,624
#Cia Cervecerias Unidas SA,
Sponsored ADR 1,149 16,856
Empresa Nacional de
Telecomunicaciones SA 60,105 326,553
Empresas CMPC SA 281,151 426,334
Empresas Copec SA 132,817 1,146,254
Enel Americas SA 4,702,660 449,491
Falabella SA 100,471 789,583
Inversiones Aguas
Metropolitanas SA 155,539 199,911
Ripley Corp. SA 458,359 233,365
Salfacorp SA 170,559 284,320
Sigdo Koppers SA 6,456 12,713
SMU SA 1,306,290 247,855
Sociedad Matriz SAAM SA 402,326 64,271
*Socovesa SA 7,561 1,402
SONDA SA 196,635 76,314
Vina Concha y Toro SA 143,343 165,409
TOTAL CHILE 5,760,206
CHINA — (26.4%)
360 Security Technology, Inc.,
Class A 22,900 39,993
361 Degrees International, Ltd. 345,000 254,011
Ω*3SBio, Inc. 37,500 111,880
5I5J Holding Group Co., Ltd.,
Class A 87,500 42,043
AAC Technologies Holdings,
Inc. 130,000 615,901
*ADAMA, Ltd., Class A 30,500 27,335
*Addsino Co., Ltd., Class A 3,600 14,749
AECC Aero-Engine Control
Co., Ltd., Class A 25,600 89,970
AECC Aviation Power Co.,
Ltd., Class A 400 2,666
Agricultural Bank of China,
Ltd., Class H 8,247,000 5,776,290
Aisino Corp., Class A 41,700 60,229
Alibaba Group Holding, Ltd.,
Class W 1,571,300 34,042,788
#Alibaba Group Holding, Ltd.,
Sponsored ADR 14,906 2,527,461
Allmed Medical Products Co.,
Ltd., Class A 30,400 50,555
Aluminum Corp. of China, Ltd.,
Class H 1,494,000 2,649,513
Anhui Construction
Engineering Group Co., Ltd.,
Class A 117,300 80,660
Anhui Gujing Distillery Co.,
Ltd., Class A 100 1,901
Anhui Heli Co., Ltd., Class A 23,400 73,452
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 36,400 36,236
Shares Value
CHINA — (Continued)
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 23,000 $ 74,844
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 36,300 34,361
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 76,000 67,786
Anhui Jinhe Industrial Co.,
Ltd., Class A 22,400 76,500
Anhui Kouzi Distillery Co., Ltd.,
Class A 18,500 78,244
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 126,200 135,072
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 16,840 20,228
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 37,500 71,210
Anhui Xinbo Aluminum Co.,
Ltd. 10,400 24,536
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 40,000 120,380
Anjoy Foods Group Co., Ltd.,
Class A 9,100 116,916
Anton Oilfield Services Group 904,000 137,747
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 147,500 68,113
Ω*Arrail Group, Ltd. 66,000 15,465
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 25,800 207,920
Ω#AsiaInfo Technologies, Ltd. 157,600 173,346
Asymchem Laboratories
Tianjin Co., Ltd., Class A 6,500 92,694
Avary Holding Shenzhen Co.,
Ltd., Class A 600 4,926
AviChina Industry &
Technology Co., Ltd., Class H 1,646,000 874,669
AVICOPTER PLC, Class A 7,500 39,489
*BAIC Foton Motor Co., Ltd.,
Class A 275,100 116,747
Ω*BAIC Motor Corp., Ltd.,
Class H 711,500 168,544
Baiyin Nonferrous Group Co.,
Ltd., Class A 180,700 355,354
Bank of Beijing Co., Ltd.,
Class A 278,900 212,647
Bank of Changsha Co., Ltd.,
Class A 116,100 163,011
Bank of Chengdu Co., Ltd.,
Class A 80,800 187,374
Bank of China, Ltd., Class H 19,349,000 11,570,205
Bank of Chongqing Co., Ltd.,
Class H 128,000 128,988
Bank of Communications Co.,
Ltd., Class H 2,565,000 2,207,101

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Bank of Guiyang Co., Ltd.,
Class A 113,700 $ 95,032
Bank of Hangzhou Co., Ltd.,
Class A 146,692 341,022
Bank of Jiangsu Co., Ltd.,
Class A 499,100 727,329
Bank of Nanjing Co., Ltd.,
Class A 250,000 378,706
Bank of Ningbo Co., Ltd.,
Class A 168,100 748,449
ΩBank of Qingdao Co., Ltd.,
Class H 365,000 196,762
Bank of Shanghai Co., Ltd.,
Class A 333,600 443,437
Bank of Suzhou Co., Ltd.,
Class A 127,930 151,463
Bank of Tianjin Co., Ltd., Class
H 44,000 13,522
Bank of Xi'an Co., Ltd., Class
A 109,700 59,180
Baoji Titanium Industry Co.,
Ltd. 5,000 27,578
Baoshan Iron & Steel Co., Ltd.,
Class A 844,400 886,758
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 157,500 161,096
Baoxiniao Holding Co., Ltd.,
Class A 76,900 44,583
*Baozun, Inc., Sponsored ADR 2,989 8,011
#BBMG Corp., Class H 795,000 83,473
BBMG Jidong Cement Group
Co., Ltd., Class A 92,400 66,329
Befar Group Co., Ltd., Class A 96,500 77,463
Beibuwan Port Co., Ltd., Class
A 142,096 199,919
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 236,200 104,656
#*Beijing Capital International
Airport Co., Ltd., Class H 762,000 259,539
Beijing Changjiu Logistics
Corp., Class A 28,100 29,914
Beijing Dabeinong Technology
Group Co., Ltd., Class A 146,200 96,537
Beijing Easpring Material
Technology Co., Ltd., Class A 11,000 90,515
Beijing Energy International
Holding Co., Ltd. 146,000 22,060
Beijing Enlight Media Co., Ltd.,
Class A 20,400 57,403
Beijing Enterprises Holdings,
Ltd. 224,500 1,017,619
Beijing Enterprises Water
Group, Ltd. 1,926,000 663,398
Beijing Fengjing Automotive
Parts Co., Ltd. 59,400 35,804
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 66,200 96,663
Shares Value
CHINA — (Continued)
*Beijing Haixin Energy
Technology Co., Ltd., Class A 90,000 $ 61,499
Beijing Haohua Energy
Resource Co., Ltd., Class A 47,200 54,525
Beijing Jetsen Technology Co.,
Ltd., Class A 70,600 61,548
*Beijing Jingyuntong
Technology Co., Ltd., Class A 18,800 10,385
Beijing New Building Materials
PLC, Class A 52,600 211,117
*Beijing North Star Co., Ltd.,
Class H 82,000 8,295
Beijing Oriental Yuhong
Waterproof Technology Co.,
Ltd., Class A 9,300 23,119
Beijing Originwater Technology
Co., Ltd., Class A 70,500 40,872
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 12,500 31,307
Beijing Sanyuan Foods Co.,
Ltd. 105,000 82,323
Beijing Shougang Co., Ltd.,
Class A 140,700 114,563
Beijing Shunxin Agriculture
Co., Ltd., Class A 22,200 47,426
Beijing Sinnet Technology Co.,
Ltd., Class A 56,800 125,427
Beijing SL Pharmaceutical Co.,
Ltd., Class A 26,500 29,240
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 37,600 20,717
Beijing Strong Biotechnologies,
Inc., Class A 16,000 30,452
Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 36,000 39,735
Beijing Ultrapower Software
Co., Ltd., Class A 64,900 114,184
Beijing United Information
Technology Co., Ltd., Class A 700 2,727
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 100,000 17,542
Beijing Yanjing Brewery Co.,
Ltd., Class A 66,200 115,328
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 12,800 26,405
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,112,300 779,264
Best Pacific International
Holdings, Ltd. 140,000 57,723
Bestsun Energy Co., Ltd.,
Class A 1,600 999
Beyondsoft Corp., Class A 15,600 31,306
*BGI Genomics Co., Ltd.,
Class A 8,100 58,938
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 17,400 37,772

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Black Peony Group Co., Ltd.,
Class A 74,200 $ 103,327
Ω#*Blue Moon Group
Holdings, Ltd. 7,500 2,699
*Blue Sail Medical Co., Ltd.,
Class A 37,400 31,851
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 4,760 15,976
Bluestar Adisseo Co., Class A 26,700 36,835
ΩBOC Aviation, Ltd. 88,300 916,953
*BOE HC SemiTek Corp. 63,400 75,975
BOE Technology Group Co.,
Ltd., Class A 1,289,500 810,656
#BOE Varitronix, Ltd. 148,000 92,480
*Bohai Leasing Co., Ltd.,
Class A 171,700 109,917
*Bomin Electronics Co., Ltd. 14,700 25,017
Bright Dairy & Food Co., Ltd.,
Class A 43,700 50,167
Bros Eastern Co., Ltd., Class A 64,800 66,093
*B-Soft Co., Ltd., Class A 85,400 66,587
BTG Hotels Group Co., Ltd.,
Class A 34,300 84,920
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 19,200 29,886
#BYD Electronic International
Co., Ltd. 62,000 265,157
By-health Co., Ltd., Class A 61,100 106,971
C&D International Investment
Group, Ltd. 382,662 787,403
C&S Paper Co., Ltd., Class A 60,000 70,347
Caitong Securities Co., Ltd.,
Class A 80,300 107,547
Ω*CALB Group Co., Ltd.,
Class H 117,100 369,456
Camel Group Co., Ltd., Class
A 73,800 100,753
Cangzhou Dahua Co., Ltd.,
Class A 15,300 49,963
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 56,900 40,027
Canmax Technologies Co.,
Ltd., Class A 16,700 110,512
Canny Elevator Co., Ltd.,
Class A 43,700 50,733
Cathay Biotech, Inc. 1,279 10,699
CCCC Design & Consulting
Group Co., Ltd., Class A 50,600 53,939
CCS Supply Chain
Management Co., Ltd., Class
A 33,900 18,483
CECEP Solar Energy Co.,
Ltd., Class A 169,100 130,633
CECEP Wind-Power Corp.,
Class A 202,760 90,131
CGN New Energy Holdings
Co., Ltd. 594,000 200,036
Shares Value
CHINA — (Continued)
*CGN Nuclear Technology
Development Co., Ltd., Class
A 35,100 $ 42,365
Changchun Faway Automobile
Components Co., Ltd., Class A 36,900 51,757
Changchun High-Tech Industry
Group Co., Ltd., Class A 8,500 117,266
Changhong Meiling Co., Ltd. 19,700 18,846
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 87,200 59,586
Changjiang Securities Co.,
Ltd., Class A 124,400 154,979
Changshu Fengfan Power
Equipment Co., Ltd., Class A 31,800 25,755
Chaowei Power Holdings, Ltd.,
Class A 253,000 44,706
*Chen Lin Education Group
Holdings, Ltd. 92,000 14,843
Chengdu B-Ray Media Co.,
Ltd., Class A 36,400 31,628
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 15,600 26,302
Chengdu Hongqi Chain Co.,
Ltd., Class A 49,800 42,340
Chengdu Wintrue Holding Co.,
Ltd., Class A 40,700 85,483
Chengtun Mining Group Co.,
Ltd., Class A 800 1,860
Chenguang Biotech Group
Co., Ltd., Class A 19,500 38,011
*Chengxin Lithium Group Co.,
Ltd., Class A 11,900 60,858
Chengzhi Co., Ltd., Class A 41,100 54,100
Chervon Holdings, Ltd. 55,100 170,316
China Animal Husbandry
Industry Co., Ltd., Class A 27,000 31,734
Ω*China Bohai Bank Co., Ltd.,
Class H 951,000 110,812
China CAMC Engineering Co.,
Ltd., Class A 25,000 31,613
#China Chunlai Education
Group Co., Ltd. 37,000 18,145
#China Cinda Asset
Management Co., Ltd., Class
H 4,394,000 748,303
China CITIC Bank Corp., Ltd.,
Class H 2,939,000 2,739,660
China Coal Energy Co., Ltd.,
Class H 948,000 1,387,459
China Coal Xinji Energy Co.,
Ltd., Class A 78,500 82,664
China Communications
Services Corp., Ltd., Class H 636,000 387,641
*China Conch Environment
Protection Holdings, Ltd. 360,000 24,431
China Conch Venture
Holdings, Ltd. 537,500 735,047
China Construction Bank
Corp., Class H 28,661,000 29,029,093

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
China CSSC Holdings, Ltd.,
Class A 14,000 $ 67,550
China CYTS Tours Holding
Co., Ltd., Class A 34,100 48,467
China Design Group Co., Ltd.,
Class A 27,200 31,812
#*<China Dili Group 18,000 285
ΩChina East Education
Holdings, Ltd. 18,500 13,479
China Education Group
Holdings, Ltd. 523,656 203,838
China Energy Engineering
Corp., Ltd., Class H 1,518,000 223,530
China Everbright Bank Co.,
Ltd., Class H 831,000 346,884
Ω#China Feihe, Ltd. 1,712,000 850,552
China Film Group Co., Ltd.,
Class A 13,800 35,317
China Foods, Ltd. 332,000 184,074
China Galaxy Securities Co.,
Ltd., Class H 217,500 292,982
#China Gas Holdings, Ltd. 1,168,460 1,158,032
China Great Wall Securities
Co., Ltd., Class A 76,600 108,542
China Haisum Engineering
Co., Ltd. 10,700 17,024
China Hongqiao Group, Ltd. 510,000 2,358,759
China International Marine
Containers Group Co., Ltd.,
Class H 322,150 365,887
China Jushi Co., Ltd., Class A 116,630 358,549
China Lesso Group Holdings,
Ltd. 426,000 327,285
China Lilang, Ltd. 171,000 73,351
Ω*China Literature, Ltd. 165,600 759,118
China Medical System
Holdings, Ltd. 531,000 953,933
China Meheco Group Co.,
Ltd., Class A 46,920 73,371
China Meidong Auto Holdings,
Ltd. 312,000 58,327
China Mengniu Dairy Co., Ltd. 1,431,000 2,986,709
China Merchants Bank Co.,
Ltd., Class H 976,000 5,981,198
China Merchants Energy
Shipping Co., Ltd., Class A 241,300 394,339
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 100,600 135,748
China Merchants Port Holdings
Co., Ltd. 495,616 998,251
China Merchants Property
Operation & Service Co., Ltd.,
Class A 54,400 92,189
ΩChina Merchants Securities
Co., Ltd., Class H 9,000 16,848
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 177,400 269,751
Shares Value
CHINA — (Continued)
#China Minsheng Banking
Corp., Ltd., Class H 1,907,000 $ 949,874
China Modern Dairy Holdings,
Ltd. 424,000 84,152
China National Accord
Medicines Corp., Ltd., Class A 23,730 88,962
China National Building
Material Co., Ltd., Class H 1,271,127 914,726
China National Chemical
Engineering Co., Ltd., Class A 190,000 243,264
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 52,000 109,815
China National Medicines
Corp., Ltd., Class A 25,200 105,385
China National Nuclear Power
Co., Ltd., Class A 540,900 669,968
Ω*China New Higher
Education Group, Ltd. 221,130 25,483
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 29,800 33,953
China Nonferrous Mining
Corp., Ltd. 30,000 60,310
China Oilfield Services, Ltd.,
Class H 834,000 915,193
China Overseas Grand
Oceans Group, Ltd. 655,894 221,719
China Overseas Land &
Investment, Ltd. 1,123,000 2,018,889
China Pacific Insurance Group
Co., Ltd., Class H 238,400 1,202,730
China Petroleum & Chemical
Corp., Class H 10,658,000 7,342,157
China Petroleum Engineering
Corp., Class A 105,600 63,500
China Publishing & Media Co.,
Ltd., Class A 66,900 70,063
China Railway Group, Ltd.,
Class H 1,387,000 800,974
China Railway Hi-tech Industry
Co., Ltd., Class A 62,600 75,286
China Railway Materials Co.,
Ltd., Class A 179,200 75,018
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 747,000 350,080
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 70,400 66,640
China Reinsurance Group
Corp., Class H 2,753,000 620,418
China Resources Beer
Holdings Co., Ltd. 151,500 508,641
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 12,900 42,590

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
China Resources Building
Materials Technology
Holdings, Ltd. 898,000 $ 196,625
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 33,900 91,489
#China Resources Gas Group,
Ltd. 443,500 1,220,950
China Resources Land, Ltd. 1,416,500 5,564,647
China Resources Medical
Holdings Co., Ltd. 355,000 147,278
ΩChina Resources
Pharmaceutical Group, Ltd. 762,500 444,239
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 8,000 32,351
China Risun Group, Ltd. 385,000 135,569
#*China Ruyi Holdings, Ltd. 2,404,000 664,896
*China Sanjiang Fine
Chemicals Co., Ltd. 191,000 113,969
China Shenhua Energy Co.,
Ltd., Class H 1,343,500 7,400,716
*China Southern Airlines Co.,
Ltd., Class H 42,000 31,300
China State Construction
Engineering Corp., Ltd., Class
A 886,300 642,607
China State Construction
International Holdings, Ltd. 540,000 648,578
*China Sunshine Paper
Holdings Co., Ltd. 90,000 15,097
China Taiping Insurance
Holdings Co., Ltd. 682,400 2,238,638
China Tianying, Inc., Class A 110,800 97,390
ΩChina Tourism Group Duty
Free Corp., Ltd., Class H 11,100 128,913
ΩChina Tower Corp., Ltd.,
Class H 2,046,000 2,949,916
China Traditional Chinese
Medicine Holdings Co., Ltd. 1,170,000 308,616
China TransInfo Technology
Co., Ltd., Class A 29,700 52,766
#*China Travel International
Investment Hong Kong, Ltd. 826,000 144,899
China Tungsten And Hightech
Materials Co., Ltd., Class A 16,500 115,122
*China Union Holdings, Ltd.,
Class A 58,700 50,245
China West Construction
Group Co., Ltd., Class A 68,500 59,717
China XD Electric Co., Ltd.,
Class A 128,400 267,835
China XLX Fertiliser, Ltd. 230,000 330,435
China Yongda Automobiles
Services Holdings, Ltd. 495,000 98,877
Ω#*China Youran Dairy Group,
Ltd. 653,000 372,082
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 12,100 94,954
Shares Value
CHINA — (Continued)
China Zheshang Bank Co.,
Ltd., Class H 699,400 $ 223,888
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 14,400 20,177
#*Chinasoft International, Ltd. 1,260,000 813,143
Chongqing Changan
Automobile Co., Ltd., Class A 315,700 505,026
Chongqing Department Store
Co., Ltd., Class A 18,300 64,762
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 39,900 76,111
Chongqing Gas Group Corp.,
Ltd., Class A 34,600 28,720
Chongqing Machinery &
Electric Co., Ltd., Class H 394,000 123,603
Chongqing Port Co., Ltd. 40,500 31,928
Chongqing Road & Bridge Co.,
Ltd., Class A 45,400 41,538
Chongqing Rural Commercial
Bank Co., Ltd., Class H 771,000 575,557
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 48,000 62,285
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 40,900 102,202
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,100 32,703
Chow Tai Seng Jewellery Co.,
Ltd., Class A 8,200 15,029
CIMC Enric Holdings, Ltd. 252,000 357,525
Cisen Pharmaceutical Co.,
Ltd., Class A 20,900 52,586
CITIC, Ltd. 1,447,000 2,317,883
City Development Environment
Co., Ltd., Class A 14,300 29,006
CMST Development Co., Ltd.,
Class A 88,100 75,156
CNGR Advanced Material Co.,
Ltd., Class A 20,400 160,734
CNOOC Energy Technology &
Services, Ltd., Class A 234,800 152,000
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 52,450 69,644
*COFCO Biotechnology Co.,
Ltd., Class A 63,200 61,279
COFCO Capital Holdings Co.,
Ltd., Class A 43,000 70,148
#*COFCO Joycome Foods,
Ltd. 1,086,000 233,617
COFCO Sugar Holding Co.,
Ltd., Class A 32,800 83,707
Cofoe Medical Technology
Co., Ltd., Class A 12,100 91,734
Comba Telecom Systems
Holdings, Ltd. 90,000 26,275
Concord New Energy Group,
Ltd. 2,470,000 101,207

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Continental Aerospace
Technologies Holding, Ltd. 1,994,000 $ 43,405
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 564,000 1,015,383
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 69,000 77,623
Cosonic Intelligent
Technologies Co., Ltd., Class
A 13,100 31,208
CQ Pharmaceutical Holding
Co., Ltd., Class A 41,000 35,684
CRRC Corp., Ltd., Class H 1,204,000 894,170
CSG Holding Co., Ltd., Class
A 70,500 47,160
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 3,888 21,741
CSPC Pharmaceutical Group,
Ltd. 916,000 1,125,984
CSSC Science & Technology
Co., Ltd., Class A 35,900 59,289
CTS International Logistics
Corp., Ltd., Class A 49,700 42,684
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,700 97,952
Daqin Railway Co., Ltd., Class
A 382,900 276,518
Dashang Co., Ltd., Class A 20,119 52,676
Dazzle Fashion Co., Ltd.,
Class A 8,100 15,381
DBG Technology Co., Ltd.,
Class A 22,800 81,573
Deppon Logistics Co., Ltd.,
Class A 11,000 29,829
*Dezhan Healthcare Co., Ltd. 40,000 24,801
DHC Software Co., Ltd., Class
A 54,300 75,771
Dian Diagnostics Group Co.,
Ltd., Class A 39,600 136,096
Digital China Group Co., Ltd.,
Class A 10,000 54,724
*Digital China Information
Service Group Co., Ltd., Class
A 21,400 49,811
Do-Fluoride New Materials
Co., Ltd., Class A 33,100 137,851
Dongfang Electric Corp., Ltd.,
Class H 142,000 462,927
Dongfang Electronics Co.,
Ltd., Class A 500 947
DongFeng Automobile Co.,
Ltd., Class A 45,400 45,261
Dongfeng Electronic
Technology Co., Ltd., Class A 41,100 70,182
Dongguan Aohai Technology
Co., Ltd., Class A 3,200 22,580
Dongguan Development
Holdings Co., Ltd., Class A 43,300 68,457
Shares Value
CHINA — (Continued)
Dongxing Securities Co., Ltd.,
Class A 66,000 $ 131,975
Dongyue Group, Ltd. 608,000 953,686
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 154,000 104,905
E-Commodities Holdings, Ltd. 500,000 56,980
Edvantage Group Holdings,
Ltd. 181,309 35,056
#*EEKA Fashion Holdings, Ltd. 123,000 111,350
ENN Natural Gas Co., Ltd.,
Class A 6,200 17,401
Era Co., Ltd., Class A 83,700 54,184
Eternal Asia Supply Chain
Management, Ltd., Class A 213,500 186,125
EVA Precision Industrial
Holdings, Ltd. 366,000 43,584
Ever Sunshine Services
Group, Ltd. 316,000 74,046
Explosive Co., Ltd., Class A 29,400 59,719
Fangda Carbon New Material
Co., Ltd., Class A 78,500 64,934
Fangda Special Steel
Technology Co., Ltd., Class A 89,600 83,525
*Farasis Energy Gan Zhou
Co., Ltd. 18,267 38,209
FAW Jiefang Group Co., Ltd.,
Class A 59,900 59,630
FAWER Automotive Parts Co.,
Ltd., Class A 76,300 60,150
FESCO Group Co., Ltd., Class
A 22,600 60,375
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 23,200 132,165
#*Flat Glass Group Co., Ltd.,
Class H 11,000 15,381
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 12,300 11,307
Foshan Electrical and Lighting
Co., Ltd., Class A 53,700 48,514
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 30,200 36,928
Fosun International, Ltd. 216,500 115,323
Founder Securities Co., Ltd.,
Class A 133,100 150,499
Foxconn Industrial Internet
Co., Ltd., Class A 98,300 815,950
Friend Co., Ltd. 16,700 32,961
Fuan Pharmaceutical Group
Co., Ltd., Class A 7,200 4,651
Fufeng Group, Ltd. 589,000 638,045
Fujian Funeng Co., Ltd., Class
A 102,680 134,715
Fujian Longking Co., Ltd.,
Class A 23,200 61,110
Fujian Qingshan Paper
Industry Co., Ltd. 105,400 57,921

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Fujian Star-net Communication
Co., Ltd., Class A 21,800 $ 90,006
Fujian Sunner Development
Co., Ltd., Class A 41,800 103,548
Fujian Yuanli Active Carbon
Co., Ltd. 15,300 36,031
Fushun Special Steel Co., Ltd.,
Class A 54,700 51,463
ΩGanfeng Lithium Group Co.,
Ltd., Class H 6,000 46,481
Gansu Energy Chemical Co.,
Ltd., Class A 172,000 61,364
Gansu Shangfeng Cement
Co., Ltd., Class A 43,260 89,802
Gansu Yasheng Industrial
Group Co., Ltd., Class A 93,200 50,144
GCL Energy Technology Co.,
Ltd., Class A 67,600 101,916
*GDS Holdings, Ltd., Class A 30,000 173,707
Geely Automobile Holdings,
Ltd. 2,398,000 4,940,500
GEM Co., Ltd., Class A 151,800 195,665
*Gemdale Corp., Class A 62,600 29,268
#*Genscript Biotech Corp. 586,000 964,198
*Geo-Jade Petroleum Co.rp.,
Class A 94,700 74,247
Getein Biotech, Inc., Class A 22,400 27,777
GF Securities Co., Ltd., Class
H 208,600 487,197
Giant Network Group Co., Ltd.,
Class A 13,500 85,413
*Global New Material
International Holdings, Ltd. 189,000 214,176
GoerTek, Inc., Class A 6,000 22,442
Goldcard Smart Group Co.,
Ltd., Class A 14,100 32,515
Goldenmax International
Group, Ltd., Class A 15,800 57,869
#Goldwind Science &
Technology Co., Ltd., Class H 142,400 265,666
Goodbaby International
Holdings, Ltd. 362,000 50,061
Gotion High-tech Co., Ltd.,
Class A 37,000 202,158
#Grand Pharmaceutical
Group, Ltd. 458,500 459,105
*Grandjoy Holdings Group Co.,
Ltd., Class A 45,600 25,649
Great Wall Motor Co., Ltd. 62,500 106,038
Gree Electric Appliances, Inc.
of Zhuhai, Class A 94,808 527,825
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 51,800 62,893
#Greentown China Holdings,
Ltd. 721,500 1,033,789
Ω#Greentown Management
Holdings Co., Ltd. 243,000 102,369
Greentown Service Group Co.,
Ltd. 582,000 339,078
Shares Value
CHINA — (Continued)
GRG Banking Equipment Co.,
Ltd., Class A 17,800 $ 33,007
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 88,000 48,233
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 38,700 99,766
Guangdong Dongpeng
Holdings Co., Ltd., Class A 47,600 50,330
Guangdong Dowstone
Technology Co., Ltd., Class A 51,800 218,712
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 27,400 80,805
Guangdong Goworld Co., Ltd.,
Class A 26,200 53,785
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 15,900 26,922
Guangdong Guanhao High-
Tech Co., Ltd., Class A 61,500 31,142
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 28,500 49,609
*Guangdong Hybribio Biotech
Co., Ltd., Class A 12,000 13,189
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 24,361 150,309
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 15,000 52,976
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 48,000 84,174
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 9,000 15,576
Guangdong South New Media
Co., Ltd., Class A 5,100 33,624
Guangdong Vanward New
Electric Co., Ltd., Class A 36,400 52,574
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 24,700 51,310
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 117,800 44,569
Guanghui Energy Co., Ltd.,
Class A 216,100 174,402
*Guanghui Logistics Co., Ltd. 63,800 60,025
Guangshen Railway Co., Ltd.,
Class H 540,000 152,119
Guangxi Liugong Machinery
Co., Ltd., Class A 80,000 131,083
Guangxi LiuYao Group Co.,
Ltd., Class A 16,400 42,844
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 66,458 38,529

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 102,300 $ 140,691
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 88,000 213,867
Guangzhou Development
Group, Inc., Class A 96,200 99,088
Guangzhou Haige
Communications Group, Inc.
Co., Class A 11,400 28,683
Guangzhou Haoyang
Electronic Co., Ltd., Class A 6,500 42,892
Guangzhou KDT Machinery
Group Co., Ltd., Class A 100 266
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 10,100 46,451
Guangzhou Port Co., Ltd.,
Class A 109,200 55,925
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 9,100 51,710
Guangzhou Wondfo Biotech
Co., Ltd., Class A 14,400 44,414
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 70,300 103,559
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 34,700 47,273
Guilin Layn Natural Ingredients
Corp. 37,000 49,022
Guizhou Guihang Automotive
Components Co., Ltd., Class A 22,200 46,851
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 79,600 62,638
Guizhou Tyre Co., Ltd. 71,900 53,268
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 99,500 48,095
*Guoguang Electric Co., Ltd.,
Class A 14,300 28,389
Guosen Securities Co., Ltd.,
Class A 173,600 313,171
ΩGuotai Haitong Securities
Co., Ltd., Class H 345,584 735,445
Guoyuan Securities Co., Ltd.,
Class A 98,900 118,800
Haier Smart Home Co., Ltd.,
Class A 359,600 1,187,969
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 10,400 21,380
*Hainan Meilan International
Airport Co., Ltd. 45,000 59,753
Hainan Mining Co., Ltd., Class
A 900 1,633
Haitian International Holdings,
Ltd. 273,000 845,249
Hand Enterprise Solutions Co.,
Ltd., Class A 26,700 101,748
Shares Value
CHINA — (Continued)
Hangxiao Steel Structure Co.,
Ltd., Class A 113,600 $ 56,054
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 105,400 176,038
Hangzhou First Applied
Material Co., Ltd., Class A 5,400 13,214
Hangzhou GreatStar Industrial
Co., Ltd. 31,400 155,616
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 7,400 32,990
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 29,540 37,566
*Hangzhou Iron & Steel Co. 73,200 94,247
Hangzhou Onechance Tech
Corp., Class A 11,300 69,397
Hangzhou Robam Appliances
Co., Ltd., Class A 31,800 96,023
Hangzhou Sunrise Technology
Co., Ltd. 19,300 47,700
Hangzhou Zhongtai Cryogenic
Technology Corp. 33,000 146,977
Han's Laser Technology
Industry Group Co., Ltd., Class
A 12,300 85,376
Haohua Chemical Science &
Technology Co., Ltd., Class A 600 3,207
Harbin Electric Co., Ltd., Class
H 50,000 126,958
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 27,700 56,226
*Harbin Pharmaceutical Group
Co., Ltd., Class A 119,600 60,563
HBIS Resources Co., Ltd.,
Class A 19,600 68,150
Health & Happiness H&H
International Holdings, Ltd. 99,500 194,931
Healthcare Co., Ltd., Class A 16,800 24,120
*Hefei Urban Construction
Development Co., Ltd., Class
A 38,100 76,405
Henan Liliang Diamond Co.,
Ltd., Class A 8,500 48,789
Henan Lingrui Pharmaceutical
Co., Class A 700 2,211
Henan Mingtai Al Industrial
Co., Ltd., Class A 42,700 103,075
Henan Pinggao Electric Co.,
Ltd., Class A 35,300 107,556
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 57,200 270,394
Henan Thinker Automatic
Equipment Co., Ltd., Class A 4,900 18,553
*Henan Yicheng New Energy
Co., Ltd., Class A 56,400 40,406
Henan Yuguang Gold & Lead
Co., Ltd., Class A 29,900 95,963

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
*Henan Zhongfu Industry Co.,
Ltd. 158,600 $ 221,542
Henan Zhongyuan
Expressway Co., Ltd., Class A 2,500 1,471
Hengan International Group
Co., Ltd. 282,000 1,021,883
Hengli Petrochemical Co., Ltd.,
Class A 224,000 841,051
Hengtong Logistics Co., Ltd. 32,700 47,841
Hengtong Optic-electric Co.,
Ltd., Class A 87,700 441,698
Hengyi Petrochemical Co.,
Ltd., Class A 95,000 165,091
Hesteel Co., Ltd., Class A 381,800 137,862
Hexing Electrical Co., Ltd.,
Class A 16,500 92,857
Hisense Home Appliances
Group Co., Ltd., Class H 5,000 14,661
Hisense Visual Technology
Co., Ltd., Class A 40,200 143,768
Hitevision Co., Ltd., Class A 9,700 37,983
HLA Group Corp., Ltd., Class
A 165,500 145,946
*Honghua Group, Ltd., Class A 785,000 20,103
Hongli Zhihui Group Co., Ltd.,
Class A 21,000 22,718
Hongrun Construction Group
Co., Ltd. 65,500 96,017
*Hongyuan Green Energy Co.,
Ltd., Class A 14,079 56,305
*Hopson Development
Holdings, Ltd. 138,044 61,512
Horizon Construction
Development, Ltd. 554,000 70,937
Hoshine Silicon Industry Co.,
Ltd., Class A 25,700 183,748
Huaan Securities Co., Ltd.,
Class A 90,500 93,087
Huabao Flavours &
Fragrances Co., Ltd., Class A 5,100 14,160
Huadian Heavy Industries Co.,
Ltd., Class A 41,500 66,925
Huadong Medicine Co., Ltd.,
Class A 1,100 5,708
Huafon Chemical Co., Ltd.,
Class A 152,100 281,825
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 20,800 19,689
*Huafu Fashion Co., Ltd.,
Class A 59,800 35,959
Huaibei Mining Holdings Co.,
Ltd., Class A 78,500 141,838
*Huaihe Energy Group Co.,
Ltd., Class A 152,800 75,177
Huakai Yibai Technology Co.,
Ltd. 4,600 9,397
Huangshan Tourism
Development Co., Ltd., Class
A 31,100 57,043
Shares Value
CHINA — (Continued)
Huapont Life Sciences Co.,
Ltd., Class A 84,400 $ 67,993
ΩHuatai Securities Co., Ltd.,
Class H 337,200 804,821
Huaxi Securities Co., Ltd.,
Class A 78,500 104,120
Huaxia Bank Co., Ltd., Class A 344,300 314,022
Huaxin Building Materials
Group Co., Ltd., Class H 129,600 308,828
Huayu Automotive Systems
Co., Ltd., Class A 110,300 305,133
Hubei Chutian Smart
Communication Co., Ltd. 43,700 25,021
Hubei Huitian New Materials
Co., Ltd. 15,600 28,299
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 30,642 114,875
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 34,900 203,688
Humanwell Healthcare Group
Co., Ltd., Class A 9,300 24,590
Hunan Aihua Group Co., Ltd.,
Class A 20,700 54,167
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 45,800 25,169
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 38,000 39,633
Hunan Valin Steel Co., Ltd.,
Class A 235,400 212,328
Ω*Hygeia Healthcare Holdings
Co., Ltd. 159,400 261,663
*Hytera Communications
Corp., Ltd., Class A 58,500 91,563
*HyUnion Holding Co., Ltd.,
Class A 61,700 77,665
IKD Co., Ltd., Class A 24,800 68,428
Ω*IMAX China Holding, Inc.,
Class A 13,700 14,332
Industrial & Commercial Bank
of China, Ltd., Class H 21,302,000 17,702,342
Industrial Bank Co., Ltd., Class
A 335,700 903,081
Industrial Securities Co., Ltd.,
Class A 136,340 134,942
Infore Environment
Technology Group Co., Ltd.,
Class A 106,700 108,062
Ω*Ingdan, Inc. 131,000 65,922
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 787,200 284,245
Inner Mongolia Berun
Chemical Co., Ltd., Class A 116,700 141,861
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 68,100 283,321
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 48,148 109,577

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 293,200 $ 249,279
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 5,200 46,021
Intron Technology Holdings,
Ltd. 98,000 23,591
#*iQIYI, Inc., Sponsored ADR 218,826 455,158
*IRICO Display Devices Co.,
Ltd. 109,000 105,373
*JA Solar Technology Co.,
Ltd., Class A 115,600 188,085
Jade Bird Fire Co., Ltd., Class
A 35,460 57,491
Jangho Group Co., Ltd., Class
A 63,700 88,064
Jason Furniture Hangzhou
Co., Ltd., Class A 100 509
JCET Group Co., Ltd., Class A 24,604 175,134
Ω*JD Logistics, Inc. 1,034,600 1,482,410
Jiang Su Suyan Jingshen Co.,
Ltd. 46,000 76,101
Jiangling Motors Corp., Ltd.,
Class A 13,200 34,352
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 5,800 33,809
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 60,000 66,808
Jiangsu Azure Corp., Class A 29,300 71,656
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 123,100 77,211
Jiangsu Changbao Steeltube
Co., Ltd. 54,800 77,967
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 20,500 45,445
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 102,612 107,759
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 37,600 92,441
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 197,300 375,226
*Jiangsu General Science
Technology Co., Ltd. 74,500 50,265
Jiangsu Huachang Chemical
Co., Ltd., Class A 22,100 20,633
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 7,000 15,679
Jiangsu Huaxicun Co., Ltd.,
Class A 19,700 25,251
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 121,300 79,746
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 26,900 56,073
Shares Value
CHINA — (Continued)
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 100 $ 482
Jiangsu Lianyungang Port Co.,
Ltd. 70,200 54,433
Jiangsu Lihua Foods Group
Co., Ltd. 25,900 74,928
Jiangsu Linyang Energy Co.,
Ltd., Class A 71,000 58,832
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 2,800 9,518
Jiangsu Pacific Precision
Forging Co., Ltd. 25,800 48,584
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 79,000 114,671
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 47,300 68,725
Jiangsu Rainbow Heavy
Industries Co., Ltd. 50,600 53,502
Jiangsu Shentong Valve Co.,
Ltd. 21,000 52,052
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 49,600 50,090
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 17,000 143,238
Jiangsu Soho High Hope
Group Corp., Class A 93,800 46,149
Jiangsu Sopo Chemical Co.,
Class A 26,500 30,193
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 94,920 68,548
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 28,000 222,830
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 115,940 76,223
Jiangsu Zhongtian Technology
Co., Ltd., Class A 75,100 241,355
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 171,000 69,125
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 15,200 22,085
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,600 65,228
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 12,400 20,960
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 19,400 45,212
Jianmin Pharmaceutical Group
Co., Ltd., Class A 7,300 36,378
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 39,600 77,305
Jiayin Group, Inc., ADR 2,067 13,642
Jiaze Renewables Co., Ltd. 9,700 8,052
*Jihua Group Corp., Ltd.,
Class A 92,100 43,988

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
#*<Jinchuan Group
International Resources Co.,
Ltd. 1,185,000 $ 36,416
Jinduicheng Molybdenum Co.,
Ltd., Class A 2,700 7,970
Jingjin Equipment, Inc., Class
A 14,100 40,710
JinkoSolar Holding Co., Ltd.,
Sponsored ADR 15,024 385,065
Jinlei Technology Co., Ltd.,
Class A 15,600 61,580
Jinmao Property Services Co.,
Ltd. 55,000 18,663
Jinneng Science&Technology
Co., Ltd., Class A 38,400 38,669
Jinyu Bio-Technology Co.,
Ltd., Class A 59,100 153,461
Ω#Jiumaojiu International
Holdings, Ltd. 219,000 60,010
Jiuzhitang Co., Ltd., Class A 18,300 23,220
Jizhong Energy Resources
Co., Ltd., Class A 105,100 84,669
Jointown Pharmaceutical
Group Co., Ltd., Class A 129,787 99,329
*Jolywood Suzhou Sunwatt
Co., Ltd. 2,800 3,295
Joyoung Co., Ltd., Class A 18,700 28,112
JS Corrugating Machinery Co.,
Ltd., Class A 37,100 68,902
Ω#*JS Global Lifestyle Co.,
Ltd. 247,000 56,613
JSTI Group, Class A 30,400 33,368
*Ju Teng International
Holdings, Ltd. 8,000 1,946
Kailuan Energy Chemical Co.,
Ltd., Class A 61,800 56,365
Kaishan Group Co., Ltd.,
Class A 47,300 116,016
Keda Industrial Group Co.,
Ltd., Class A 51,900 132,078
Keeson Technology Corp.,
Ltd., Class A 15,000 37,525
Keshun Waterproof
Technologies Co., Ltd., Class
A 36,100 36,976
Kinetic Development Group,
Ltd. 1,170,000 262,174
Kingboard Holdings, Ltd. 254,000 1,029,049
Kingboard Laminates
Holdings, Ltd. 95,000 179,911
Kingfa Sci & Tech Co., Ltd.,
Class A 54,600 150,259
KPC Pharmaceuticals, Inc.,
Class A 37,700 67,739
Kuaijishan Shaoxing Wine
Co., Ltd. 23,400 73,048
Kunlun Energy Co., Ltd. 1,896,000 1,942,200
*Kunlun Tech Co., Ltd., Class
A 5,100 40,939
Shares Value
CHINA — (Continued)
Lao Feng Xiang Co., Ltd.,
Class A 9,600 $ 63,431
Laobaixing Pharmacy Chain
JSC, Class A 24,800 54,835
LB Group Co., Ltd., Class A 85,200 271,608
Lee & Man Chemical Co., Ltd. 64,000 49,497
Lee & Man Paper
Manufacturing, Ltd. 490,000 223,991
Lee's Pharmaceutical
Holdings, Ltd. 46,500 9,586
Ω*Legend Holdings Corp.,
Class H 220,800 245,123
#Lenovo Group, Ltd. 790,000 898,268
Lens Technology Co., Ltd.,
Class A 86,800 453,898
Leo Group Co., Ltd., Class A 31,500 42,234
Lepu Medical Technology
Beijing Co., Ltd., Class A 46,300 119,092
Leyard Optoelectronic Co.,
Ltd., Class A 44,700 45,077
*Li Auto, Inc., Class A 298,100 2,517,343
Li Ning Co., Ltd. 1,083,500 2,835,799
Lianhe Chemical Technology
Co., Ltd., Class A 36,100 91,090
Liaoning Chengda
Biotechnology Co., Ltd. 2,938 11,052
Liaoning Energy Industry Co.,
Ltd., Class A 77,000 43,976
Liaoning Port Co., Ltd., Class
H 52,000 5,993
Lier Chemical Co., Ltd., Class
A 32,500 83,222
*Lifetech Scientific Corp. 348,000 81,545
Lijiang Yulong Tourism Co.,
Ltd., Class A 39,200 54,926
Lingyi iTech Guangdong Co.,
Class A 48,700 102,566
*Liuzhou Iron & Steel Co., Ltd.,
Class A 40,900 31,537
Livzon Pharmaceutical Group,
Inc., Class H 2,800 10,541
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 19,300 66,385
Loncin Motor Co., Ltd., Class A 45,300 99,967
Ω#Longfor Group Holdings,
Ltd. 1,043,130 1,375,756
Longhua Technology Group
Luoyang Co., Ltd., Class A 31,100 44,740
*LONGi Green Energy
Technology Co., Ltd., Class A 59,000 151,759
Longshine Technology Group
Co., Ltd., Class A 18,600 46,264
Lucky Harvest Co., Ltd. 10,920 54,967
Luolai Lifestyle Technology
Co., Ltd., Class A 2,400 3,608
Luoniushan Co., Ltd., Class A 45,000 54,702
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 6,000 38,686

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 35,700 $ 38,518
Luxi Chemical Group Co., Ltd.,
Class A 65,400 183,933
Ω*Luye Pharma Group, Ltd. 1,152,000 410,075
Lygend Resources &
Technology Co., Ltd., Class H 800 2,581
*Maanshan Iron & Steel Co.,
Ltd., Class H 340,000 117,981
Maccura Biotechnology Co.,
Ltd., Class A 30,000 52,393
Mango Excellent Media Co.,
Ltd., Class A 57,200 209,584
ΩMaoyan Entertainment 70,092 65,876
*Maoye Commercial Co., Ltd.,
Class A 32,400 30,669
Meihua Holdings Group Co.,
Ltd., Class A 75,700 119,899
Mesnac Co., Ltd., Class A 53,100 63,250
Metallurgical Corp. of China,
Ltd., Class H 1,435,000 339,930
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 67,600 39,483
Midea Group Co., Ltd., Class A 6,600 73,669
Ω*Midea Real Estate Holding,
Ltd. 136,200 73,422
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 3,000 27,301
Ming Yang Smart Energy
Group, Ltd., Class A 43,100 143,846
*Minmetals Development Co.,
Ltd., Class A 24,700 48,538
Minth Group, Ltd. 336,000 1,582,401
MLS Co., Ltd., Class A 77,000 109,552
*MMG, Ltd. 120,000 158,111
Monalisa Group Co., Ltd.,
Class A 23,000 53,833
Moon Environment Technology
Co., Ltd., Class A 34,970 80,894
Morimatsu International
Holdings Co., Ltd. 170,000 233,786
MYS Group Co., Ltd., Class A 190,200 114,099
Nancal Technology Co., Ltd. 7,200 49,552
NanJi E-Commerce Co., Ltd.,
Class A 66,800 30,943
Nanjing Cosmos Chemical
Co., Ltd. 1,500 2,961
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 7,800 54,646
Nanjing Iron & Steel Co., Ltd.,
Class A 108,900 91,334
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 1,200 1,635
Nanjing Pharmaceutical Group
Co., Ltd. 42,200 33,572
*Nanjing Tanker Corp. 116,734 61,967
Shares Value
CHINA — (Continued)
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,100 $ 87,175
NetDragon Websoft Holdings,
Ltd. 131,000 168,579
Neusoft Corp., Class A 33,800 50,861
Neutech Group, Ltd. 144,800 43,757
New China Life Insurance Co.,
Ltd., Class H 15,000 122,060
New Hope Liuhe Co., Ltd.,
Class A 127,600 165,941
Nexteer Automotive Group,
Ltd. 462,000 393,987
*Nine Dragons Paper
Holdings, Ltd. 857,000 899,830
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 11,500 12,788
Ningbo Boway Alloy Material
Co., Ltd. 22,600 64,113
Ningbo Huaxiang Electronic
Co., Ltd., Class A 21,880 103,997
Ningbo Jintian Copper Group
Co., Ltd. 49,100 84,125
Ningbo Joyson Electronic
Corp., Class A 36,300 146,113
Ningbo Peacebird Fashion
Co., Ltd., Class A 8,800 20,293
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 18,431 81,267
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 8,500 28,895
*Ningbo Shanshan Co., Ltd.,
Class A 53,400 98,868
Ningbo Yunsheng Co., Ltd.,
Class A 28,800 58,584
Ningbo Zhoushan Port Co.,
Ltd., Class A 114,500 64,405
Ningxia Building Materials
Group Co., Ltd., Class A 22,200 42,507
Ningxia Western Venture
Industrial Co., Ltd. 94,800 71,462
Norinco International
Cooperation, Ltd., Class A 81,300 147,599
North China Pharmaceutical
Co., Ltd. 35,400 28,875
North Huajin Chemical
Industries Co., Ltd., Class A 18,900 16,477
*North Industries Group Red
Arrow Co., Ltd., Class A 700 1,899
Northeast Pharmaceutical
Group Co., Ltd., Class A 45,200 34,463
Northeast Securities Co., Ltd.,
Class A 75,300 98,359
*Nuode New Materials Co.,
Ltd., Class A 52,500 51,886
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 24,000 25,722
Offshore Oil Engineering Co.,
Ltd., Class A 147,700 141,723

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Onewo, Inc., Class H 96,000 $ 240,808
Oppein Home Group, Inc.,
Class A 14,700 129,738
Opple Lighting Co., Ltd., Class
A 12,300 35,831
ORG Technology Co., Ltd.,
Class A 55,700 46,956
Orient International Enterprise,
Ltd., Class A 28,800 36,252
ΩOrient Securities Co., Ltd.,
Class H 250,400 217,706
*Oriental Energy Co., Ltd.,
Class A 63,300 78,678
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 44,490 87,619
*PCI Technology Group Co.,
Ltd., Class A 57,200 56,613
*Pengxin International Mining
Co., Ltd., Class A 58,000 83,771
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,366,000 1,189,393
*Perennial Energy Holdings,
Ltd. 250,000 37,133
PetroChina Co., Ltd., Class H 9,434,000 11,210,100
PharmaBlock Sciences
Nanjing, Inc., Class A 1,200 7,116
PhiChem Corp., Class A 7,600 30,340
PICC Property & Casualty Co.,
Ltd., Class H 642,000 1,330,906
Ping An Bank Co., Ltd., Class
A 519,300 809,060
#Ping An Insurance Group Co.
of China, Ltd. 2,516,500 23,425,938
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 81,300 100,466
*Polaris Bay Group Co., Ltd.,
Class A 55,400 54,114
#Poly Property Group Co., Ltd. 787,853 237,071
*Porton Pharma Solutions,
Ltd., Class A 7,600 26,721
ΩPostal Savings Bank of
China Co., Ltd., Class H 3,404,000 2,222,928
Pou Sheng International
Holdings, Ltd., Class A 864,000 51,444
Power Construction Corp. of
China, Ltd., Class A 531,700 432,929
Prinx Chengshan Holdings,
Ltd. 33,000 34,649
Pulike Biological Engineering,
Inc. 18,000 35,942
Pylon Technologies Co., Ltd.,
Class A 4,163 36,358
Q Technology Group Co., Ltd. 95,000 113,129
Qingdao Citymedia Co., Ltd. 35,000 33,986
Qingdao East Steel Tower
Stock Co., Ltd., Class A 32,300 129,315
Qingdao Gaoce Technology
Co., Ltd., Class A 23,655 48,424
Qingdao Gon Technology Co.,
Ltd., Class A 19,600 165,483
Shares Value
CHINA — (Continued)
Qingdao Hanhe Cable Co.,
Ltd., Class A 103,400 $ 76,308
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 18,000 41,379
ΩQingdao Port International
Co., Ltd., Class H 323,000 310,605
Qingdao Rural Commercial
Bank Corp., Class A 173,200 78,237
Qingdao Sentury Tire Co.,
Ltd., Class A 38,300 112,730
*Qingdao Topscomm
Communication, Inc., Class A 21,600 25,014
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 10,900 14,426
Qinhuangdao Port Co., Ltd.,
Class H 149,500 51,686
*Quzhou DFP New Material
Group Co., Ltd. 82,400 49,431
*Quzhou Xin'an Development
Co., Ltd., Class A 12,300 6,547
Rainbow Digital Commercial
Co., Ltd., Class A 54,600 45,007
Renhe Pharmacy Co., Ltd.,
Class A 65,000 56,011
Rianlon Corp., Class A 6,700 45,108
*Risen Energy Co., Ltd., Class
A 17,100 49,027
Riyue Heavy Industry Co.,
Ltd., Class A 45,500 91,048
Rizhao Port Co., Ltd., Class A 377,300 172,060
Rongsheng Petrochemical
Co., Ltd., Class A 206,000 437,112
Runjian Co., Ltd., Class A 6,100 40,753
Sailun Group Co., Ltd., Class
A 6,400 14,593
Sanan Optoelectronics Co.,
Ltd., Class A 133,600 310,586
Sanjiang Shopping Club Co.,
Ltd., Class A 21,000 50,119
Sanquan Food Co., Ltd., Class
A 8,700 14,894
*Sansteel Minguang Co., Ltd.,
Class A 85,000 54,414
Sansure Biotech, Inc., Class A 13,167 38,452
Sany Heavy Equipment
International Holdings Co., Ltd. 465,000 716,282
Sany Heavy Industry Co., Ltd.,
Class A 129,800 409,307
Satellite Chemical Co., Ltd.,
Class A 101,720 356,466
SDIC Capital Co., Ltd., Class A 118,600 131,203
Sealand Securities Co., Ltd.,
Class A 119,000 72,927
*Seazen Group, Ltd. 724,000 241,961
*Seazen Holdings Co., Ltd.,
Class A 47,800 121,575
*<S-Enjoy Service Group Co.,
Ltd. 87,000 5,849
SF Holding Co., Ltd., Class A 81,200 438,048

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 133,400 $ 83,287
Shaanxi Coal Industry Co.,
Ltd., Class A 273,400 876,290
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 83,900 43,692
*Shaanxi Construction
Machinery Co., Ltd., Class A 14,900 8,531
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 113,950 155,074
Shandong Bohui Paper
Industrial Co., Ltd., Class A 58,600 62,888
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 20,800 50,898
Shandong Dawn Polymer Co.,
Ltd., Class A 5,800 24,372
*Shandong Haihua Co., Ltd.,
Class A 36,700 31,783
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 300 3,598
*Shandong Hi-Speed New
Energy Group, Ltd. 114,000 25,983
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 81,900 74,580
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 69,800 376,649
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 53,200 32,220
Shandong Humon Smelting
Co., Ltd., Class A 52,600 156,333
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 19,300 42,674
Shandong Jinjing Science &
Technology Co., Ltd., Class A 52,600 43,056
Shandong Linglong Tyre Co.,
Ltd., Class A 51,800 112,299
Shandong Lukang Pharma 4,600 6,148
Shandong Nanshan Aluminum
Co., Ltd., Class A 406,000 428,703
Shandong Pharmaceutical
Glass Co., Ltd., Class A 14,400 42,363
Shandong Publishing & Media
Co., Ltd., Class A 43,600 57,642
Shandong Sun Paper Industry
JSC, Ltd., Class A 89,911 217,557
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,149,200 735,752
Shandong Xiantan Group Co.,
Ltd. 33,500 31,229
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 70,000 62,922
Shares Value
CHINA — (Continued)
Shanghai Baosteel Packaging
Co., Ltd., Class A 46,700 $ 40,712
Shanghai Bright Meat Group
Co., Ltd., Class A 37,400 35,671
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 31,400 79,953
Shanghai Construction Group
Co., Ltd., Class A 332,200 142,413
Shanghai Datun Energy
Resources Co., Ltd., Class A 34,300 63,702
*Shanghai Electric Group Co.,
Ltd., Class H 324,000 174,245
Shanghai Environment Group
Co., Ltd., Class A 94,400 116,518
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 251,000 656,289
*Shanghai Gench Education
Group, Ltd. 31,500 10,487
Shanghai Huayi Group Co.,
Ltd., Class A 59,500 86,109
Shanghai Industrial Holdings,
Ltd. 176,000 337,590
*Shanghai Industrial Urban
Development Group, Ltd. 266,000 10,729
Shanghai International Airport
Co., Ltd., Class A 20,200 89,503
Shanghai Jahwa United Co.,
Ltd., Class A 15,700 47,249
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 31,500 123,393
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 57,000 51,249
Shanghai Lingang Holdings
Corp., Ltd., Class A 74,000 124,978
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 27,400 32,322
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 19,000 74,209
Shanghai Moons' Electric Co.,
Ltd., Class A 2,800 28,083
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 270,800 412,630
Shanghai Pudong Construction
Co., Ltd., Class A 34,600 39,073
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 387,766 560,064
Shanghai Putailai New Energy
Technology Group Co., Ltd. 20,200 80,523
Shanghai QiFan Cable Co.,
Ltd., Class A 25,300 76,213
Shanghai RAAS Blood
Products Co., Ltd., Class A 155,200 140,659
Shanghai Runda Medical
Technology Co., Ltd., Class A 26,800 61,609

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Rural Commercial
Bank Co., Ltd., Class A 175,600 $ 216,996
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 44,200 67,591
*Shanghai Stonehill
Technology Co., Ltd., Class A 87,900 124,175
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 24,100 45,209
Shanghai Tunnel Engineering
Co., Ltd., Class A 106,100 103,638
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 14,900 22,700
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 73,900 59,428
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 51,200 306,185
Shanghai Zhenhua Heavy
Industries Co., Ltd. 124,400 91,627
Shanghai Zhonggu Logistics
Co., Ltd., Class A 64,404 94,781
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 37,700 41,761
Shantou Wanshun New
Material Group Co., Ltd., Class
A 36,600 31,170
Shanxi Blue Flame Holding
Co., Ltd., Class A 33,900 39,843
Shanxi Coal International
Energy Group Co., Ltd., Class
A 57,700 93,631
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 206,700 217,366
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 59,500 28,418
Shanxi Hi-speed Group Co.,
Ltd. 31,500 24,153
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 52,300 47,249
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 80,500 37,174
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 71,111 139,433
*Shanxi Meijin Energy Co.,
Ltd., Class A 104,600 76,141
Shanxi Securities Co., Ltd.,
Class A 55,300 48,130
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 150,500 113,233
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 42,200 34,725
*Shanying International
Holding Co., Ltd., Class A 100,400 23,832
Shenma Industry Co., Ltd. 44,400 58,061
Shares Value
CHINA — (Continued)
ΩShenwan Hongyuan Group
Co., Ltd., Class H 8,800 $ 3,527
Shenzhen Agricultural Power
Group Co., Ltd., Class A 40,500 56,456
Shenzhen Airport Co., Ltd.,
Class A 93,400 97,279
Shenzhen Aisidi Co., Ltd.,
Class A 31,200 57,451
Shenzhen Center Power Tech
Co., Ltd., Class A 100 289
Shenzhen Cereals Holdings
Co., Ltd., Class A 47,700 50,710
Shenzhen Comix Group Co.,
Ltd., Class A 30,800 34,560
Shenzhen Das Intellitech Co.,
Ltd., Class A 79,500 32,595
Shenzhen Desay Battery
Technology Co., Class A 13,830 51,828
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 10,000 55,601
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 20,800 20,766
Shenzhen Gas Corp., Ltd.,
Class A 70,800 70,176
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 16,600 28,489
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 75,500 53,364
Shenzhen Hopewind Electric
Co., Ltd. 12,800 54,800
Shenzhen International
Holdings, Ltd. 618,454 712,714
#*Shenzhen Investment, Ltd. 368,000 40,995
*Shenzhen Jinjia Group Co.,
Ltd., Class A 39,700 22,845
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 11,000 11,219
Shenzhen Kaifa Technology
Co., Ltd., Class A 6,000 28,044
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 24,200 54,414
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 19,000 49,828
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 26,400 45,080
Shenzhen Leaguer Co., Ltd.,
Class A 52,400 81,940
Shenzhen Microgate
Technology Co., Ltd., Class A 15,100 26,632
Shenzhen MTC Co., Ltd.,
Class A 163,200 227,498
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 106,400 46,379
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 127,400 50,217

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen SC New Energy
Technology Corp., Class A 8,200 $ 162,436
Shenzhen Senior Technology
Material Co., Ltd., Class A 44,200 87,938
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 4,200 15,595
Shenzhen Tagen Group Co.,
Ltd., Class A 83,300 46,376
Shenzhen Topraysolar Co.,
Ltd. 68,600 58,225
Shenzhen United Winners
Laser Co., Ltd., Class A 3,898 16,638
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 43,200 167,734
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 61,296 40,386
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,000 27,693
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 6,400 26,608
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 134,589 149,085
#Shenzhou International
Group Holdings, Ltd. 91,500 729,919
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 1,400 13,446
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 38,600 111,281
Shinva Medical Instrument
Co., Ltd., Class A 24,700 55,574
Shougang Century Holdings,
Ltd. 27,600 10,532
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 42,700 54,609
Shui On Land, Ltd. 1,423,000 125,724
Sichuan Changhong Electric
Co., Ltd., Class A 94,000 131,981
*Sichuan Chengfei Integration
Technology Corp., Class A 3,000 15,588
Sichuan Development Lomon
Co., Ltd., Class A 40,000 70,951
Sichuan EM Technology Co.,
Ltd., Class A 25,600 104,664
*Sichuan Haite High-tech Co.,
Ltd., Class A 12,800 22,520
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 224,000 81,527
*Sichuan Hexie Shuangma
Co., Ltd., Class A 26,400 102,618
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 29,300 130,455
*Sichuan Lutianhua Co., Ltd.,
Class A 60,600 41,758
Sichuan New Energy Power
Co., Ltd., Class A 48,800 87,262
Shares Value
CHINA — (Continued)
Sichuan Road and Bridge
Group Co., Ltd., Class A 258,580 $ 361,200
Sichuan Yahua Industrial
Group Co., Ltd., Class A 25,900 92,030
SIIC Environment Holdings,
Ltd., Class F 377,000 52,135
*Sinochem International Corp.,
Class A 3,100 2,083
Sinofert Holdings, Ltd. 722,000 157,164
Sinolink Securities Co., Ltd.,
Class A 79,000 105,920
Sinoma International
Engineering Co., Class A 81,100 133,236
Sinoma Science & Technology
Co., Ltd., Class A 33,800 208,500
Sinomach Automobile Co.,
Ltd., Class A 62,400 59,336
*Sinomach Heavy Equipment
Group Co., Ltd. 100,300 73,876
Sinopec Engineering Group
Co., Ltd., Class H 597,000 568,739
*Sinopec Oilfield Equipment
Corp., Class A 23,200 27,034
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 1,150,000 234,132
Sinopharm Group Co., Ltd.,
Class H 658,000 1,759,228
Sino-Platinum Metals Co., Ltd.,
Class A 23,000 77,921
Sinosteel Engineering &
Technology Co., Ltd., Class A 74,100 73,553
Sinotrans, Ltd., Class H 691,000 458,325
Sinotruk Jinan Truck Co., Ltd.,
Class A 38,600 105,117
Skyworth Digital Co., Ltd.,
Class A 29,500 49,313
*Skyworth Group, Ltd. 270,000 246,155
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 27,200 84,246
Snowsky Salt Industry Group
Co., Ltd., Class A 59,000 52,538
Solareast Holdings Co., Ltd.,
Class A 32,100 44,608
SooChow Securities Co., Ltd.,
Class A 110,200 151,715
Southern Publishing & Media
Co., Ltd. 36,900 80,156
Southwest Securities Co., Ltd.,
Class A 112,300 73,991
*SPIC Hydropower Co., Ltd.,
Class A 12,300 23,640
#SSY Group, Ltd. 556,000 210,733
Stanley Agricultural Group Co.,
Ltd., Class A 39,600 65,057
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 60,600 64,686
State Grid Yingda Co., Ltd.,
Class A 71,800 69,101

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
STO Express Co., Ltd., Class
A 36,800 $ 68,081
Sumavision Technologies Co.,
Ltd., Class A 53,100 46,139
Sumec Corp., Ltd., Class A 43,900 73,763
Sun Art Retail Group, Ltd. 916,000 180,627
*Sun King Technology Group,
Ltd. 428,000 104,675
Suning Universal Co., Ltd.,
Class A 120,100 40,429
Sunny Optical Technology
Group Co., Ltd. 24,200 193,979
Sunrise Group Co., Ltd., Class
A 31,800 30,010
#*Sunshine Lake Pharma Co.,
Ltd., Class H 1,602 8,734
Sunstone Development Co.,
Ltd., Class A 19,800 79,128
Suntak Technology Co., Ltd.,
Class A 39,400 84,340
Sunward Intelligent Equipment
Co., Ltd., Class A 57,300 94,466
Sunwoda Electronic Co., Ltd.,
Class A 24,800 83,591
Suofeiya Home Collection Co.,
Ltd., Class A 13,500 28,859
Suzhou Anjie Technology Co.,
Ltd., Class A 29,400 58,874
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 40,900 455,170
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 98,700 52,961
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 70,900 70,887
Suzhou Secote Precision
Electronic Co., Ltd., Class A 140 1,021
*Taiyuan Heavy Industry Co.,
Ltd., Class A 67,100 23,553
*Tangrenshen Group Co., Ltd.,
Class A 65,800 42,218
TangShan Port Group Co.,
Ltd., Class A 191,300 117,786
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 79,900 94,253
Tasly Pharmaceutical Group
Co., Ltd., Class A 47,600 103,399
Tayho Advanced Materials
Group Co., Ltd., Class A 41,700 78,345
TBEA Co., Ltd., Class A 129,190 505,512
TCL Electronics Holdings, Ltd. 497,000 764,302
TCL Technology Group Corp.,
Class A 633,470 441,979
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 69,900 94,624
TDG Holdings Co., Ltd. 30,900 60,277
Ten Pao Group Holdings, Ltd. 92,000 32,867
Shares Value
CHINA — (Continued)
Tencent Music Entertainment
Group, ADR 41,088 $ 689,457
Tencent Music Entertainment
Group, Class A 67,900 569,478
Tian An China Investment Co.,
Ltd. 29,000 17,007
Tian Di Science & Technology
Co., Ltd., Class A 131,500 114,071
*Tianfeng Securities Co., Ltd.,
Class A 68,400 40,639
#Tiangong International Co.,
Ltd. 876,000 383,615
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 62,000 34,693
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 99,000 51,698
Tianjin Port Co., Ltd., Class A 129,100 89,703
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 20,400 58,459
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 37,400 24,319
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 29,800 27,179
*Tianma Microelectronics Co.,
Ltd., Class A 78,700 109,820
Tianneng Battery Group Co.,
Ltd. 11,256 54,877
#*Tianqi Lithium Corp. 49,000 310,073
Tianrun Industry Technology
Co., Ltd., Class A 54,600 58,124
Tianshan Aluminum Group
Co., Ltd., Class A 156,300 423,842
*TianShan Material Co., Ltd.,
Class A 100,800 82,075
Tianshui Huatian Technology
Co., Ltd., Class A 81,000 176,768
Tinergy Chemical Co., Ltd.,
Class A 84,360 63,471
Titan Wind Energy Suzhou
Co., Ltd., Class A 55,800 63,175
Tofflon Science & Technology
Group Co., Ltd., Class A 27,300 64,644
Toly Bread Co., Ltd., Class A 65,000 51,336
Tomson Group, Ltd. 32,000 10,940
#Tong Ren Tang Technologies
Co., Ltd., Class H 243,000 133,795
Tongcheng Travel Holdings,
Ltd. 125,200 372,568
TongFu Microelectronics Co.,
Ltd., Class A 18,200 136,304
Tongkun Group Co., Ltd.,
Class A 85,300 268,369
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 23,100 45,992
Tongling Nonferrous Metals
Group Co., Ltd., Class A 458,500 545,480
*Tongwei Co., Ltd., Class A 62,000 162,329

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Tongyu Heavy Industry Co.,
Ltd., Class A 117,800 $ 50,670
Topsec Technologies Group,
Inc., Class A 25,100 31,631
ΩTopsports International
Holdings, Ltd. 119,000 43,122
TravelSky Technology, Ltd.,
Class H 428,000 582,563
*Trina Solar Co., Ltd., Class A 47,516 128,167
Trip.com Group, Ltd. 90,150 5,561,580
*Truking Technology, Ltd.,
Class A 15,000 24,017
*Tsinghua Tongfang Co., Ltd.,
Class A 66,500 89,256
Tsingtao Brewery Co., Ltd.,
Class H 62,000 392,814
TSP Wind Power Group Co.,
Ltd. 47,000 92,563
UE Furniture Co., Ltd., Class A 100 172
Unilumin Group Co., Ltd.,
Class A 54,700 61,615
Unisplendour Corp., Ltd.,
Class A 27,400 98,622
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 31,300 152,553
V V Food & Beverage Co.,
Ltd., Class A 61,800 33,695
Valiant Co., Ltd., Class A 35,900 88,261
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 7,900 19,138
Vatti Corp., Ltd., Class A 35,700 32,355
*Venustech Group, Inc., Class
A 18,700 38,173
Victory Giant Technology
Huizhou Co., Ltd., Class A 13,500 514,225
Vipshop Holdings, Ltd.,
Sponsored ADR 149,043 2,550,126
Ω*Viva Biotech Holdings 467,000 153,081
Walvax Biotechnology Co.,
Ltd., Class A 41,100 74,676
Wangfujing Group Co., Ltd.,
Class A 6,400 13,350
Wangneng Environment Co.,
Ltd., Class A 13,600 33,025
Wangsu Science &
Technology Co., Ltd., Class A 81,100 193,204
Wanhua Chemical Group Co.,
Ltd., Class A 96,600 1,222,491
Wanxiang Qianchao Co., Ltd.,
Class A 5,700 14,128
Wasu Media Holding Co., Ltd.,
Class A 58,500 73,301
#Weichai Power Co., Ltd.,
Class H 843,000 2,873,434
Weifu High-Technology Group
Co., Ltd., Class A 17,900 55,132
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 14,500 21,902
Shares Value
CHINA — (Continued)
Wellhope Foods Co., Ltd.,
Class A 36,100 $ 38,898
Wencan Group Co., Ltd.,
Class A 12,600 37,394
Wens Foodstuff Group Co.,
Ltd., Class A 18,500 41,517
#West China Cement, Ltd. 1,148,000 551,238
Western Mining Co., Ltd.,
Class A 26,800 137,252
Western Securities Co., Ltd.,
Class A 82,200 94,719
Windey Energy Technology
Group Co., Ltd., Class A 23,600 66,068
*Wingtech Technology Co.,
Ltd., Class A 25,100 142,267
Winner Medical Co., Ltd.,
Class A 18,200 92,685
Wolong Electric Group Co.,
Ltd., Class A 32,640 206,321
*World Union Group, Inc.,
Class A 29,300 11,423
Wuchan Zhongda Group Co.,
Ltd., Class A 152,700 128,508
Wuhu Token Science Co.,
Ltd., Class A 73,800 67,416
Wuliangye Yibin Co., Ltd.,
Class A 2,500 37,763
Wuling Motors Holdings, Ltd.,
Class A 250,000 16,646
Wushang Group Co., Ltd.,
Class A 33,000 50,274
Ω*Wuxi Biologics Cayman, Inc. 30,000 142,131
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 55,000 166,156
Wuxi Paike New Materials
Technology Co., Ltd., Class A 5,400 84,721
Wuxi Rural Commercial Bank
Co., Ltd. 116,400 98,796
Wuxi Taiji Industry, Ltd. Co.,
Class A 66,000 106,530
XCMG Construction Machinery
Co., Ltd., Class A 474,100 732,501
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 156,000 15,381
Xiamen Bank Co., Ltd., Class
A 101,700 102,413
Xiamen C & D, Inc., Class A 64,300 88,246
Xiamen Changelight Co., Ltd.,
Class A 29,800 163,462
Xiamen International Airport
Co., Ltd., Class A 21,000 55,496
Xiamen ITG Group Corp., Ltd.,
Class A 8,300 8,346
Xiamen Port Development Co.,
Ltd., Class A 42,100 76,614
Xiamen Xiangyu Co., Ltd.,
Class A 88,400 108,095

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Xi'An Shaangu Power Co.,
Ltd., Class A 56,700 $ 86,951
Xiandai Investment Co., Ltd.,
Class A 95,000 58,493
*Xiangcai Co., Ltd., Class A 11,800 18,656
Xiangpiaopiao Food Co., Ltd.,
Class A 9,100 17,359
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 1,000 2,057
Xianhe Co., Ltd., Class A 12,700 44,853
Ximei Resources Holding, Ltd. 15,000 17,171
Xinfengming Group Co., Ltd.,
Class A 47,000 141,109
Xinjiang Joinworld Co., Ltd.,
Class A 60,700 79,376
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 89,000 58,767
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 294,000 104,654
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 41,600 52,843
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 99,000 99,836
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 83,800 87,642
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 96,800 70,324
#Xinyi Energy Holdings, Ltd. 993,765 153,969
#Xinyi Solar Holdings, Ltd. 2,401,160 1,039,210
*Xinzhi Group Co., Ltd., Class
A 17,500 64,902
Xtep International Holdings,
Ltd. 686,692 451,950
Xuji Electric Co., Ltd., Class A 24,400 104,707
Yangling Metron New Material,
Inc., Class A 27,020 65,769
Yankuang Energy Group Co.,
Ltd., Class H 1,211,600 1,770,152
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 11,200 33,787
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 21,300 270,413
*Yechiu Metal Recycling
China, Ltd., Class A 146,200 96,958
*Yibin Tianyuan Group Co.,
Ltd., Class A 46,700 40,645
Yifan Pharmaceutical Co., Ltd.,
Class A 44,900 78,544
Yifeng Pharmacy Chain Co.,
Ltd., Class A 100 344
Yihai International Holding,
Ltd. 7,000 13,176
Yingkou Jinchen Machinery
Co., Ltd. 2,800 19,246
Yixintang Pharmaceutical
Group Co., Ltd., Class A 18,500 37,419
Yonfer Agricultural Technology
Co., Ltd., Class A 38,200 96,169
Shares Value
CHINA — (Continued)
Yongjin Technology Group
Co., Ltd. 12,800 $ 35,465
YongXing Special Materials
Technology Co., Ltd., Class A 12,800 92,345
Yotrio Group Co., Ltd., Class A 74,300 40,510
*Youcare Pharmaceutical
Group Co., Ltd. 1,306 4,558
Youngor Fashion Co., Ltd.,
Class A 108,200 114,406
YTO Express Group Co., Ltd.,
Class A 107,400 260,802
#Yuexiu Property Co., Ltd. 385,000 224,797
Yueyang Forest & Paper Co.,
Ltd., Class A 63,200 52,187
Yum China Holdings, Inc. 9,900 489,258
YUNDA Holding Group Co.,
Ltd., Class A 85,200 84,081
Yunnan Aluminium Co., Ltd.,
Class A 68,400 331,014
Yunnan Baiyao Group Co.,
Ltd., Class A 8,000 64,000
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 149,200 210,773
Yunnan Copper Co., Ltd.,
Class A 53,800 205,253
Yunnan Energy Investment
Co., Ltd., Class A 31,300 52,907
*Yunnan Energy New Material
Group Co., Ltd., Class A 21,700 159,176
Yunnan Tin Co., Ltd., Class A 47,300 270,955
Yunnan Yuntianhua Co., Ltd.,
Class A 31,500 173,059
Yutong Bus Co., Ltd., Class A 5,000 22,226
Zanyu Technology Group Co.,
Ltd. 13,700 28,321
ZBOM Home Collection Co.,
Ltd., Class A 18,800 26,504
ZCZL Industrial Technology
Group Co., Ltd., Class H 86,400 244,053
Zhefu Holding Group Co., Ltd.,
Class A 167,000 116,758
*Zhejiang Century Huatong
Group Co., Ltd., Class A 121,200 344,527
Zhejiang China Commodities
City Group Co., Ltd., Class A 70,700 163,648
Zhejiang Chint Electrics Co.,
Ltd., Class A 67,700 284,676
Zhejiang Communications
Technology Co., Ltd., Class A 160,360 95,737
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 64,300 41,718
Zhejiang Dafeng Industry Co.,
Ltd. 11,600 24,164
Zhejiang Dahua Technology
Co., Ltd., Class A 89,500 244,116
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 36,400 81,008

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 40,100 $ 58,841
Zhejiang Hailiang Co., Ltd.,
Class A 54,800 115,177
Zhejiang Hailide New Material
Co., Ltd., Class A 39,800 42,369
Zhejiang Hangmin Co., Ltd.,
Class A 52,500 57,626
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 23,100 21,035
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 64,800 97,881
Zhejiang Huace Film &
Television Co., Ltd., Class A 38,500 51,342
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 17,300 40,243
*Zhejiang Huatong Meat
Products Co., Ltd. 35,300 50,833
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 62,500 647,361
Zhejiang International Group
Co., Ltd. 12,700 22,819
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 42,400 72,097
Zhejiang Jingu Co., Ltd., Class
A 52,600 90,728
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 23,700 57,858
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 35,600 93,413
Zhejiang Longsheng Group
Co., Ltd., Class A 86,200 188,737
Zhejiang Medicine Co., Ltd.,
Class A 26,800 57,600
*Zhejiang Narada Power
Source Co., Ltd., Class A 43,600 93,581
Zhejiang NHU Co., Ltd., Class
A 34,000 136,268
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 22,200 49,981
Zhejiang Runtu Co., Ltd.,
Class A 51,600 93,456
Zhejiang Semir Garment Co.,
Ltd., Class A 127,400 101,534
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 94,500 74,090
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 2,300 6,776
Zhejiang Southeast Space
Frame Co., Ltd., Class A 59,400 51,271
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 2,600 3,969
Shares Value
CHINA — (Continued)
Zhejiang Sunoren Solar
Technology Co., Ltd. 3,700 $ 5,296
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 600 572
Zhejiang Taihua New Material
Group Co., Ltd., Class A 34,600 46,191
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 6,500 24,312
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 53,400 118,226
Zhejiang Wanliyang Co., Ltd.,
Class A 123,900 176,814
Zhejiang Wanma Co., Ltd.,
Class A 45,100 108,025
Zhejiang Wansheng Co., Ltd.,
Class A 18,900 32,980
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 47,300 62,465
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 48,700 90,376
Zhejiang Xinao Textiles, Inc. 18,000 23,978
Zhejiang Yasha Decoration
Co., Ltd., Class A 39,700 24,044
Zhejiang Yinlun Machinery
Co., Ltd., Class A 30,300 160,800
Zhende Medical Co., Ltd.,
Class A 10,400 102,888
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 60,100 45,996
Zheshang Development Group
Co., Ltd. 35,400 31,727
Zheshang Securities Co., Ltd.,
Class A 76,000 116,985
*Zhewen Interactive Group
Co., Ltd., Class A 39,000 73,553
Ω*ZhongAn Online P&C
Insurance Co., Ltd., Class H 201,800 429,972
Zhongji Innolight Co., Ltd.,
Class A 7,560 705,831
Zhongjin Gold Corp., Ltd.,
Class A 30,100 159,782
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 87,900 134,038
Zhongsheng Group Holdings,
Ltd. 308,500 460,200
Zhongtai Securities Co., Ltd.,
Class A 124,900 114,815
Zhongtong Bus Holding Co.,
Ltd., Class A 45,800 76,165
ZhongYeDa Electric Co., Ltd.,
Class A 16,100 22,628
Zhongyuan Environment-
Protection Co., Ltd., Class A 28,500 35,506
ΩZhou Hei Ya International
Holdings Co., Ltd. 309,000 64,889

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Zhuhai Huafa Properties Co.,
Ltd., Class A 54,000 $ 33,093
Zhuhai Port Co., Ltd., Class A 27,800 21,956
Zhuzhou CRRC Times Electric
Co., Ltd. 228,000 1,246,020
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 1,200 8,590
Zhuzhou Kibing Group Co.,
Ltd., Class A 100,400 101,248
Zhuzhou Times New Material
Technology Co., Ltd., Class A 27,600 58,009
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 114,500 97,183
ZJAMP Group Co., Ltd., Class
A 28,800 45,243
ZJMI Environmental Energy
Co., Ltd., Class A 12,400 24,510
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 643,000 722,065
#ZTE Corp., Class H 33,000 119,751
ZTO Express Cayman, Inc. 188,900 4,199,014
TOTAL CHINA 388,428,084
COLOMBIA — (0.2%)
Almacenes Exito SA 117,481 163,277
Banco de Bogota SA 1,938 22,657
Cementos Argos SA 44,334 166,968
*Corp Financiera Colombiana
SA 105,155 578,855
Grupo Argos SA 105,632 539,453
Grupo de Inversiones
Suramericana SA 31,988 544,823
Mineros SA 40,559 211,994
Organizacion Terpel SA 18,867 102,008
TOTAL COLOMBIA 2,330,035
CZECHIA — (0.1%)
CEZ A/S 262 15,126
Komercni Banka A/S 32,999 2,008,436
ΩMoneta Money Bank A/S 495 4,985
TOTAL CZECHIA 2,028,547
GREECE — (0.9%)
Alpha Bank SA 707,935 3,410,903
Autohellas Tourist and Trading
SA 5,911 91,276
Bank of Greece 2,838 58,071
#ElvalHalcor SA 23,016 126,775
Eurobank SA 195,576 962,082
Fourlis Holdings SA 18,052 94,707
GEK TERNA SA 13,473 532,778
HELLENiQ ENERGY Holdings
S.A. 44,164 476,537
*LAMDA Development SA 8,536 71,897
Motor Oil Hellas Corinth
Refineries SA 34,446 1,391,642
National Bank of Greece SA 49,369 875,989
*Piraeus Bank SA 408,931 4,140,002
Thrace Plastics Holding and
Co., Class A 6,595 33,266
Shares Value
GREECE — (Continued)
Titan SA 5,931 $ 400,066
TOTAL GREECE 12,665,991
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 666,000 87,837
TOTAL HONG KONG 87,837
HUNGARY — (0.2%)
MOL Hungarian Oil & Gas PLC 174,895 2,147,438
Opus Global Nyrt 15,644 26,882
Richter Gedeon Nyrt 1,484 49,935
TOTAL HUNGARY 2,224,255
INDIA — (14.5%)
*5Paisa Capital, Ltd. 1,555 5,859
Aarti Drugs, Ltd. 19,914 82,492
Aarti Industries, Ltd. 75,474 305,178
Aarti Pharmalabs, Ltd. 25,470 208,550
ACC, Ltd. 27,273 485,318
*Adani Power, Ltd. 227,210 334,390
*Aditya Birla Fashion and
Retail, Ltd. 154,817 111,770
Aditya Birla Real Estate, Ltd. 9,807 135,014
Advanced Enzyme
Technologies, Ltd. 22,426 72,358
AGI Greenpac, Ltd. 12,183 82,770
Ajmera Realty & Infra India,
Ltd. 46,985 77,332
Alembic Pharmaceuticals, Ltd. 4,213 35,870
Alembic, Ltd. 37,343 37,726
*Allcargo Worldwide, Ltd. 97,214 24,592
Amara Raja Energy & Mobility,
Ltd. 71,535 652,768
Ambuja Cements, Ltd. 190,388 1,055,866
Anant Raj, Ltd. 13,594 74,526
Andhra Sugars, Ltd. (The) 30,138 22,957
Ω*Antony Waste Handling
Cell, Ltd. 7,438 45,604
Apar Industries, Ltd. 1,051 91,335
Apollo Tyres, Ltd. 192,014 1,027,310
Arvind, Ltd. 84,074 285,479
*Ashoka Buildcon, Ltd. 70,172 113,641
*Asian Granito India, Ltd. 42,013 31,742
ΩAster DM Healthcare, Ltd. 9,232 55,415
Atul, Ltd. 152 10,266
Aurobindo Pharma, Ltd. 143,019 1,877,690
Automotive Axles, Ltd. 1,547 31,511
Avanti Feeds, Ltd. 30,098 260,808
*AvenuesAI, Ltd. 848,121 150,101
Axis Bank, Ltd. 1,139,441 16,975,023
Axis Bank, Ltd., GDR 475 35,150
*Bajaj Consumer Care, Ltd. 4,669 17,227
*Bajaj Hindusthan Sugar, Ltd. 429,962 76,702
Balaji Amines, Ltd. 3,052 37,060
Balmer Lawrie & Co., Ltd. 24,380 45,621
Balrampur Chini Mills, Ltd. 65,143 297,680
Banco Products India, Ltd. 2,900 18,714
ΩBandhan Bank, Ltd. 452,550 760,830
Bank of Baroda 382,729 1,245,703

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Bank of India 188,344 $ 335,994
Bank of Maharashtra 575,240 408,163
Bannari Amman Sugars, Ltd.,
Class F 856 33,470
Bhansali Engineering
Polymers, Ltd. 40,610 36,448
Bharat Bijlee, Ltd. 3,673 112,193
Bharat Heavy Electricals, Ltd. 283,959 810,937
Biocon, Ltd. 183,594 732,081
Birla Corp., Ltd. 12,502 143,494
Bliss Gvs Pharma, Ltd. 42,633 81,908
Bombay Burmah Trading Co. 8,542 159,655
*Brightcom Group, Ltd. 708,806 70,890
BSE, Ltd. 6,522 198,310
Canara Bank 993,508 1,592,205
*Capacit'e Infraprojects, Ltd. 27,588 66,655
*Cartrade Tech, Ltd. 14,295 411,705
Ceat, Ltd. 13,262 542,345
Cemindia Projects, Ltd. 5,722 39,776
Century Enka, Ltd. 6,304 29,650
Chambal Fertilisers and
Chemicals, Ltd. 94,127 451,564
CIE Automotive India, Ltd. 65,140 296,144
*Cigniti Technologies, Ltd. 84 1,477
City Union Bank, Ltd. 190,473 624,816
CMS Info Systems, Ltd. 51,915 177,974
ΩCochin Shipyard, Ltd. 22,780 411,062
Container Corp. of India, Ltd. 17,680 96,532
Coromandel International, Ltd. 6,399 158,786
Cosmo First, Ltd. 5,417 35,068
*CSB Bank, Ltd. 25,508 121,471
Cyient, Ltd. 36,587 452,667
*Dalmia Bharat Refractories,
Ltd. 105 –
Dalmia Bharat, Ltd. 27,000 606,262
Datamatics Global Services,
Ltd. 6,474 49,297
DB Corp., Ltd. 21,876 57,456
DCB Bank, Ltd. 143,588 311,675
*DCM Shriram Fine
Chemicals, Ltd. 14,394 9,479
DCM Shriram Industries, Ltd. 14,394 5,954
*DCM Shriram International,
Ltd. 14,394 9,479
DCM Shriram, Ltd. 10,369 132,764
DCW, Ltd. 89,146 44,453
Deep Industries, Ltd. 12,253 49,532
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 40,279 462,308
*Delhivery, Ltd. 113,273 520,819
Delta Corp., Ltd. 67,507 47,349
*Dhanlaxmi Bank, Ltd. 32,636 8,565
Dhanuka Agritech, Ltd. 1,199 14,582
*Digitide Solutions, Ltd. 16,247 20,260
ΩDilip Buildcon, Ltd. 21,817 108,685
*Dishman Carbogen Amcis,
Ltd. 25,779 61,225
DLF, Ltd. 93,739 647,855
Dollar Industries, Ltd. 1,321 4,514
Shares Value
INDIA — (Continued)
Dr. Reddy's Laboratories, Ltd. 4,220 $ 55,881
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 212,354 2,849,791
*Dredging Corp. of India, Ltd. 5,621 68,790
*EID Parry India, Ltd. 44,313 444,684
Eimco Elecon India, Ltd.,
Class A 1,118 21,415
Electrosteel Castings, Ltd. 188,583 145,803
Engineers India, Ltd. 75,069 140,749
Epigral, Ltd. 2,384 27,034
EPL, Ltd. 56,239 117,342
Escorts Kubota, Ltd. 3,117 114,559
*Eternal, Ltd. 76,384 227,190
*Eureka Forbes, Ltd. 31,352 185,513
Exide Industries, Ltd. 275,258 962,337
Expleo Solutions, Ltd., Class A 906 8,946
*FDC, Ltd. 13,526 55,545
Federal Bank, Ltd. 879,177 2,750,191
*Federal-Mogul Goetze India,
Ltd. 4,887 22,943
FIEM Industries, Ltd. 56 1,321
Filatex India, Ltd. 53,282 26,621
Finolex Cables, Ltd. 38,208 299,994
Finolex Industries, Ltd. 107,374 205,941
Firstsource Solutions, Ltd. 185,332 644,418
Fortis Healthcare, Ltd. 51,313 474,989
G R Infraprojects, Ltd. 10,769 112,897
Gabriel India, Ltd. 1,668 16,925
GAIL India, Ltd. 1,228,757 2,234,638
Galaxy Surfactants, Ltd. 757 14,926
Garware Hi-Tech Films, Ltd. 3,076 100,739
Gateway Distriparks, Ltd. 106,752 68,006
ΩGeneral Insurance Corp. of
India 18,406 75,645
Genus Power Infrastructures,
Ltd. 10,230 31,439
Geojit Financial Services, Ltd. 41,431 30,541
GHCL Textiles, Ltd. 44,928 37,256
GHCL, Ltd. 27,924 161,101
Glenmark Pharmaceuticals,
Ltd. 47,479 1,040,499
Globus Spirits, Ltd. 6,773 68,409
Godawari Power and Ispat,
Ltd. 137,720 372,044
Godfrey Phillips India, Ltd. 12,375 273,834
*Godrej Properties, Ltd. 2,603 44,619
*Gokaldas Exports, Ltd. 14,888 89,025
Goldiam International, Ltd. 11,825 39,998
Goodluck India, Ltd. 7,083 86,139
Granules India, Ltd. 81,173 503,518
Graphite India, Ltd. 52,534 352,540
Grasim Industries, Ltd. 97,630 2,991,917
Grauer & Weil India, Ltd. 872 675
Great Eastern Shipping Co.,
Ltd. (The) 69,141 903,766
Greaves Cotton, Ltd. 4,045 7,179
Greenpanel Industries, Ltd. 22,120 55,089
Gujarat Alkalies & Chemicals,
Ltd. 8,551 42,384

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Gujarat Ambuja Exports, Ltd. 59,820 $ 91,700
Gujarat Mineral Development
Corp., Ltd. 48,351 303,680
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 38,507 195,408
Gujarat Pipavav Port, Ltd. 89,305 162,169
Gujarat State Petronet, Ltd. 103,851 343,884
Gulf Oil Lubricants India, Ltd. 92 1,090
ΩHarsha Engineers
International, Ltd. 3,908 15,940
HBL Engineering, Ltd. 32,217 274,442
HDFC Bank, Ltd. 61,756 623,854
HDFC Bank, Ltd., Sponsored
ADR 196,988 6,378,471
HEG, Ltd. 74,162 436,970
HeidelbergCement India, Ltd. 5,367 9,937
Heritage Foods, Ltd. 264 1,031
Hero MotoCorp, Ltd. 12,357 743,401
HFCL, Ltd. 312,664 233,204
HG Infra Engineering, Ltd. 1,082 7,549
Hikal, Ltd. 16,062 33,627
Himadri Speciality Chemical,
Ltd. 145,702 729,797
Himatsingka Seide, Ltd. 33,845 38,143
Hindalco Industries, Ltd. 761,428 7,967,937
HI-Tech Pipes, Ltd. 64,301 52,063
Honda India Power Products,
Ltd. 1,590 35,220
Housing & Urban Development
Corp., Ltd. 65,237 135,917
HPL Electric & Power, Ltd. 2,253 8,117
Huhtamaki India, Ltd. 3,059 5,992
ICICI Bank, Ltd. 2,974 43,808
IDFC First Bank, Ltd. 1,311,761 1,191,868
IIFL Capital Services, Ltd. 792 2,846
*India Cements, Ltd. (The) 24,797 123,382
India Glycols, Ltd. 24,466 233,735
India Nippon Electricals, Ltd. 3,061 23,445
Indian Bank 137,504 1,362,820
Indian Hume Pipe Co., Ltd.
(The) 5,031 20,936
Indian Metals & Ferro Alloys,
Ltd. 13,811 175,033
*Indian Overseas Bank 51,205 19,833
Indo Count Industries, Ltd. 35,060 89,853
Indoco Remedies, Ltd. 5,839 13,807
*Indus Towers, Ltd. 719,069 3,473,106
*IndusInd Bank, Ltd. 110,281 1,074,307
Info Edge India, Ltd. 126,952 1,724,298
*Insecticides India, Ltd. 2,914 18,790
IOL Chemicals and
Pharmaceuticals, Ltd. 85,843 69,085
Ipca Laboratories, Ltd. 11,871 189,807
ΩIRCON International, Ltd. 174,134 310,455
ISGEC Heavy Engineering,
Ltd. 5,945 48,836
J Kumar Infraprojects, Ltd. 21,300 132,344
*Jain Irrigation Systems, Ltd. 201,091 79,726
Shares Value
INDIA — (Continued)
Jammu & Kashmir Bank, Ltd.
(The) 178,995 $ 203,751
Jindal Drilling & Industries, Ltd. 5,637 29,418
Jindal Saw, Ltd. 176,018 336,336
Jindal Stainless, Ltd. 73,726 659,256
Jindal Steel, Ltd. 182,601 2,247,092
JK Lakshmi Cement, Ltd. 27,688 233,604
JK Paper, Ltd. 36,204 128,679
JK Tyre & Industries, Ltd. 91,915 519,290
JSW Energy, Ltd. 125,021 624,918
JSW Steel, Ltd. 278,787 3,680,488
Jubilant Ingrevia, Ltd. 19,649 135,693
Jubilant Pharmova, Ltd. 34,595 369,277
Kalpataru Projects
International, Ltd. 11,651 144,897
Kalyani Steels, Ltd. 9,646 74,526
Karnataka Bank, Ltd. (The) 133,187 263,587
Karur Vysya Bank, Ltd. (The) 289,625 948,966
Kaveri Seed Co., Ltd. 7,788 79,457
KCP, Ltd. (The) 41,574 79,661
KDDL, Ltd. 1,126 28,306
KEC International, Ltd. 19,002 137,814
*Kellton Tech Solutions, Ltd. 134,555 22,687
Keystone Realtors, Ltd. 9,600 52,024
Kirloskar Brothers, Ltd. 1,698 28,912
Kirloskar Ferrous Industries,
Ltd. 2,567 12,496
Kirloskar Oil Engines, Ltd. 23,451 299,296
Kitex Garments, Ltd. 12,729 23,653
KNR Constructions, Ltd. 89,051 143,401
Kotak Mahindra Bank, Ltd. 775,516 3,439,712
KRBL, Ltd. 53,400 198,739
Krsnaa Diagnostics, Ltd. 9,290 71,916
Larsen & Toubro, Ltd. 42,360 1,810,814
Laxmi Organic Industries, Ltd. 37,307 57,505
LG Balakrishnan & Bros, Ltd. 9,778 181,566
LT Foods, Ltd. 56,632 229,514
Lumax Auto Technologies, Ltd. 196 2,872
Lumax Industries, Ltd. 285 15,079
Lupin, Ltd. 31,577 739,002
LUX Industries, Ltd. 3,809 38,580
Maharashtra Seamless, Ltd. 25,926 146,586
Mahindra & Mahindra, Ltd. 172,559 6,437,701
ΩMahindra Logistics, Ltd. 5,893 23,108
*Man Industries India, Ltd. 17,164 60,735
Manali Petrochemicals, Ltd. 27,921 17,459
Mangalam Cement, Ltd. 5,567 47,483
Marksans Pharma, Ltd. 33,891 60,367
Maruti Suzuki India, Ltd. 1,160 184,099
Mastek, Ltd. 4,760 106,136
*Max Estates, Ltd. 220 921
Mayur Uniquoters, Ltd. 8,317 46,315
Mazagon Dock Shipbuilders,
Ltd. 5,174 144,717
*Meghmani Organics, Ltd. 34,454 22,518
MM Forgings, Ltd. 4,550 20,243
MOIL, Ltd. 54,958 218,577
Monte Carlo Fashions, Ltd. 5,922 36,461

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Morepen Laboratories, Ltd. 255,858 $ 100,994
MRF, Ltd. 941 1,352,002
Natco Pharma, Ltd. 35,433 321,983
National Aluminium Co., Ltd. 465,998 1,952,645
National Fertilizers, Ltd. 60,543 54,476
Nava, Ltd. 72,928 447,062
Navneet Education, Ltd. 39,301 61,108
*Nazara Technologies, Ltd. 11,001 34,012
NCC, Ltd. 483,314 769,362
NCL Industries, Ltd. 7,707 15,346
NESCO, Ltd. 12,308 152,479
Neuland Laboratories, Ltd. 596 85,855
NIIT Learning Systems, Ltd. 7,301 31,502
NIIT, Ltd. 24,329 19,757
Nilkamal, Ltd. 549 8,301
Nitin Spinners, Ltd. 10,599 38,023
NMDC, Ltd. 1,882,491 1,661,933
NOCIL, Ltd. 46,704 67,166
NRB Bearings, Ltd. 17,518 48,638
*Nuvoco Vistas Corp., Ltd. 51,998 196,574
Oberoi Realty, Ltd. 15,890 257,539
*Onesource Specialty Pharma,
Ltd. 3 39
Orient Cement, Ltd. 24,340 41,738
*Orient Green Power Co., Ltd. 324,511 36,654
Panama Petrochem, Ltd. 6,619 21,212
ΩParadeep Phosphates, Ltd. 12,703 19,194
ΩParag Milk Foods, Ltd. 28,496 78,421
*Paramount Communications,
Ltd. 54,192 19,653
*Patel Engineering, Ltd. 274,962 85,280
*PC Jeweller, Ltd. 964,792 111,491
PCBL CHEMICAL, Ltd. 97,750 282,663
*Pennar Industries, Ltd. 59,096 109,754
Petronet LNG, Ltd. 437,486 1,378,030
Piramal Pharma, Ltd. 194,612 327,247
PNC Infratech, Ltd. 49,504 117,427
Polyplex Corp., Ltd. 16,841 155,187
Power Mech Projects, Ltd. 2,682 60,481
Prakash Industries, Ltd. 46,217 61,557
ΩPrataap Snacks, Ltd. 613 7,458
Precision Wires India, Ltd. 589 1,567
Prestige Estates Projects, Ltd. 37,040 588,493
*PSP Projects, Ltd. 4,003 32,642
Punjab National Bank 909,158 1,237,315
*PVR Inox, Ltd. 55,894 592,314
ΩQuess Corp., Ltd. 16,247 36,743
Rain Industries, Ltd. 93,571 157,587
Rallis India, Ltd. 55,712 166,371
Ramco Cements, Ltd. (The) 55,960 681,953
*Ramky Infrastructure, Ltd. 5,854 30,276
Rane Holdings, Ltd. 2,449 34,602
Rashtriya Chemicals &
Fertilizers, Ltd. 116,003 173,133
*Raymond Lifestyle, Ltd. 9,328 106,262
*Raymond Realty, Ltd. 17,726 97,603
*Raymond, Ltd. 17,726 73,216
ΩRBL Bank, Ltd. 272,418 884,738
Shares Value
INDIA — (Continued)
Redington, Ltd. 358,469 $ 1,057,822
Reliance Industries, Ltd. 2,063,394 31,300,557
ΩReliance Industries, Ltd.,
GDR 88,386 5,365,030
Rhi Magnesita India, Ltd. 28,728 139,006
Rico Auto Industries, Ltd. 57,282 72,241
RITES, Ltd. 18,218 45,238
Rossari Biotech, Ltd. 4,158 25,512
*RPSG Ventures, Ltd. 5,073 39,930
*Sagar Cements, Ltd. 20,918 44,354
Samvardhana Motherson
International, Ltd. 2,561,293 3,143,579
Sandhar Technologies, Ltd. 6,350 33,777
Sangam India, Ltd., Class A 1,242 6,140
Sanghvi Movers, Ltd. 7,627 25,052
Sarda Energy & Minerals, Ltd. 33,194 176,746
Sasken Technologies, Ltd. 1,409 18,842
Savita Oil Technologies, Ltd. 5,256 19,933
*SEAMEC, Ltd. 2,505 34,655
Senco Gold, Ltd. 22,785 76,204
Seshasayee Paper & Boards,
Ltd. 10,025 24,663
ΩSH Kelkar & Co., Ltd. 25,145 39,633
*Shalby, Ltd. 13,368 24,436
*Shankara Buildpro, Ltd. 2,226 18,177
Sharda Cropchem, Ltd. 15,007 168,990
*Sheela Foam, Ltd. 15,769 88,987
Shilpa Medicare, Ltd. 43,622 137,025
Shipping Corp. of India, Ltd. 163,779 401,260
Shyam Metalics & Energy, Ltd. 33,055 307,687
*Simplex Infrastructures, Ltd. 4,357 10,492
*SIS, Ltd. 16,426 60,088
Siyaram Silk Mills, Ltd. 8,410 47,660
Sobha, Ltd. 10,827 170,690
*Solara Active Pharma
Sciences, Ltd. 5,221 28,731
Somany Ceramics, Ltd. 3,102 13,767
South Indian Bank, Ltd. (The) 902,449 368,681
SP Apparels, Ltd. 3,114 22,822
Star Cement, Ltd. 68,641 164,149
State Bank of India 906,109 10,610,304
State Bank of India, Class A,
GDR 5,954 704,954
Steel Authority of India, Ltd. 366,483 602,110
*Sterlite Technologies, Ltd. 93,737 108,373
*STL Networks, Ltd. 2,619 575
Strides Pharma Science, Ltd. 8,279 78,931
Subros, Ltd. 2,395 21,058
Sun TV Network, Ltd. 48,197 291,186
Sundaram-Clayton, Ltd. 596 8,038
Sunteck Realty, Ltd. 25,368 110,338
Surya Roshni, Ltd. 39,774 106,734
Talbros Automotive
Components, Ltd. 9,056 25,282
Tamil Nadu Newsprint &
Papers, Ltd. 6,781 9,799
Tamilnad Mercantile Bank, Ltd. 24,174 160,109
*TARC, Ltd. 19,595 32,600
Tata Chemicals, Ltd. 83,505 676,891

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Tata Consumer Products, Ltd. 8,674 $ 106,922
Tata Motors Passenger
Vehicles, Ltd. 661,231 2,516,254
*Tata Motors, Ltd. 661,231 3,295,822
Tata Steel, Ltd. 4,201,433 8,821,011
TD Power Systems, Ltd. 420 3,331
Techno Electric & Engineering
Co., Ltd. 3,187 33,763
Technocraft Industries India,
Ltd. 893 19,720
Texmaco Rail & Engineering,
Ltd. 106,784 148,287
Thomas Cook India, Ltd. 62,422 83,175
Time Technoplast, Ltd. 170,538 333,651
Titagarh Rail System, Ltd. 388 3,463
Trident, Ltd. 36,019 10,185
Triveni Engineering &
Industries, Ltd. 43,606 177,956
TVS Holdings, Ltd. 596 97,563
TVS Srichakra, Ltd. 1,151 50,945
Uflex, Ltd. 11,267 56,477
Ω*Ujjivan Small Finance Bank,
Ltd. 127,051 90,287
*Unichem Laboratories, Ltd. 8,655 35,222
Union Bank of India, Ltd. 817,892 1,607,198
Uniparts India, Ltd. 4,136 19,444
Universal Cables, Ltd. 3,254 25,712
UPL, Ltd. 242,315 1,854,357
Usha Martin, Ltd. 5,282 23,500
UTI Asset Management Co.,
Ltd. 7,222 76,367
VA Tech Wabag, Ltd. 13,556 158,818
Vaibhav Global, Ltd. 13,500 32,848
Vardhman Textiles, Ltd. 41,377 194,476
*Vascon Engineers, Ltd. 54,714 24,589
Vedanta, Ltd. 211,319 1,565,696
Veedol Corp., Ltd. 1,600 24,932
Venky's India, Ltd. 3,160 52,796
Vesuvius India, Ltd. 5,920 31,879
Vindhya Telelinks, Ltd. 1,406 18,661
Voltamp Transformers, Ltd. 361 28,941
Welspun Corp., Ltd. 78,373 621,318
Welspun Enterprises, Ltd. 19,917 102,099
Welspun Living, Ltd. 131,286 176,875
West Coast Paper Mills, Ltd. 11,191 48,779
Wheels India, Ltd. 3,122 25,870
Wipro, Ltd. 584,144 1,504,375
#Wipro, Ltd., Sponsored ADR 450,923 1,136,326
Wonderla Holidays, Ltd. 6,203 33,706
*Yes Bank, Ltd. 4,770,167 1,110,252
Zee Entertainment Enterprises,
Ltd. 501,532 460,055
Zensar Technologies, Ltd. 36,262 256,313
Zydus Lifesciences, Ltd. 32,748 315,171
Zydus Wellness, Ltd. 48,230 235,048
TOTAL INDIA 214,232,850
INDONESIA — (1.4%)
ABM Investama TBK PT 227,100 38,966
Shares Value
INDONESIA — (Continued)
Adi Sarana Armada TBK PT 518,600 $ 36,767
*Alam Sutera Realty TBK PT 1,870,600 17,497
Alamtri Minerals Indonesia
TBK PT 2,227,400 263,413
Aneka Tambang TBK 3,228,900 809,870
Aspirasi Hidup Indonesia TBK
PT 3,908,700 93,147
Astra Agro Lestari TBK PT 238,600 105,192
Astra International TBK PT 9,876,000 3,736,229
Astra Otoparts TBK PT 444,400 66,984
Asuransi Tugu Pratama
Indonesia TBK PT 698,900 48,092
Bank BTPN Syariah TBK PT 744,200 53,426
Bank Mandiri Persero TBK PT 25,100 7,208
Bank Maybank Indonesia TBK
PT 1,396,200 17,801
Bank Negara Indonesia
Persero TBK PT 5,455,100 1,459,243
*Bank Neo Commerce TBK PT 1,070,300 24,996
Bank OCBC Nisp TBK PT 1,629,400 139,788
Bank Pan Indonesia TBK PT 1,809,200 115,871
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 677,100 32,473
Bank Pembangunan Daerah
Jawa Timur TBK PT 391,900 12,958
Bank Tabungan Negara
Persero TBK PT 2,700,712 197,908
Blue Bird TBK PT 274,900 27,432
*Buana Lintas Lautan TBK PT 8,599,200 252,059
Bukit Asam TBK PT 1,966,300 290,523
*Buma Internasional Grup
TBK PT 976,600 18,153
*Bumi Resources Minerals
TBK PT 10,635,100 684,296
*Bumi Resources TBK PT 36,306,400 558,061
*Bumi Serpong Damai TBK PT 2,000,000 107,238
Ciputra Development TBK PT 4,531,600 224,083
Dayamitra Telekomunikasi PT 7,000,200 231,463
Dharma Satya Nusantara TBK
PT 2,230,800 182,743
*Eagle High Plantations TBK
PT 519,200 4,331
Elnusa TBK PT 3,456,800 141,073
*Energi Mega Persada TBK PT 11,604,000 898,731
Erajaya Swasembada TBK PT 3,253,400 76,756
ESSA Industries Indonesia
TBK PT 3,258,500 127,156
Gajah Tunggal TBK PT 552,700 35,398
Gudang Garam TBK PT 235,700 219,762
*Harum Energy TBK PT 1,199,500 75,393
Indah Kiat Pulp & Paper TBK
PT 1,312,400 711,519
Indika Energy TBK PT 1,153,100 222,582
Indo Tambangraya Megah
TBK PT 137,500 179,811
Indocement Tunggal Prakarsa
TBK PT 513,800 203,561

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDONESIA — (Continued)
Indofood Sukses Makmur TBK
PT 2,189,800 $ 887,140
*Intiland Development TBK PT 2,344,900 19,558
Japfa Comfeed Indonesia TBK
PT 2,849,500 470,248
Kawasan Industri Jababeka
TBK PT 12,781,900 173,624
Medco Energi Internasional
TBK PT 4,073,600 368,893
*Merdeka Battery Materials
TBK PT 9,354,600 390,123
Metrodata Electronics TBK PT 2,381,800 80,883
Mitra Adiperkasa TBK PT 4,116,400 290,613
*MNC Tourism Indonesia TBK
PT 5,087,800 56,683
Pabrik Kertas Tjiwi Kimia TBK
PT 651,100 283,171
Pakuwon Jati TBK PT 7,328,200 157,173
*Panin Financial TBK PT 6,946,700 110,088
*PP Persero TBK PT 2,100,000 44,289
Puradelta Lestari TBK PT 3,002,600 25,044
Rukun Raharja TBK PT 275,600 70,932
Salim Ivomas Pratama TBK PT 989,600 33,606
Sampoerna Agro TBK PT 268,700 124,865
*Sarana Meditama
Metropolitan TBK PT 385,100 7,525
Sarana Menara Nusantara
TBK PT 7,015,200 219,421
Semen Indonesia Persero
TBK PT 1,723,075 251,506
*Siloam International Hospitals
TBK PT 1,600 263
Steel Pipe Industry of
Indonesia PT 625,400 16,767
Sumber Tani Agung
Resources TBK PT 926,500 66,790
Summarecon Agung TBK PT 5,128,900 121,003
Surya Citra Media TBK PT 9,860,300 146,862
Surya Semesta Internusa TBK
PT 3,201,700 299,474
Tempo Scan Pacific TBK PT 349,300 56,188
Timah TBK PT 1,190,200 229,744
Trimegah Bangun Persada
TBK PT 3,597,500 294,702
Triputra Agro Persada PT 1,602,900 142,766
Tunas Baru Lampung TBK PT 1,161,700 45,333
Ultrajaya Milk Industry &
Trading Co. TBK PT 516,000 46,266
United Tractors TBK PT 839,100 1,302,267
Vale Indonesia TBK PT 1,094,869 420,727
*<Wijaya Karya Persero TBK
PT 672,000 3,063
XLSMART Telecom Sejahtera
TBK PT 2,607,080 512,562
TOTAL INDONESIA 20,520,115
KOREA, REPUBLIC OF — (16.5%)
*Aekyung Chemical Co., Ltd. 9,491 61,717
*AeroSpace Technology of
Korea, Inc. 44,552 18,912
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Air Busan Co., Ltd. 32,383 $ 40,653
*AJ Networks Co., Ltd. 7,459 27,361
Ajin Industrial Co., Ltd. 10,771 25,816
*ALUKO Co., Ltd. 27,285 43,314
Amorepacific Corp. 10,240 987,434
*Ananti, Inc. 12,746 74,471
Asia Cement Co., Ltd. 4,339 37,741
ASIA Holdings Co., Ltd. 284 56,922
Asia Paper Manufacturing Co.,
Ltd. 8,101 43,786
Aurora World Corp. 594 6,066
*Avaco Co., Ltd. 2,882 30,634
Baiksan Co., Ltd. 2,750 24,283
BGF retail Co., Ltd. 407 34,327
*BH Co., Ltd. 12,582 159,526
Binggrae Co., Ltd. 2,492 129,499
*Bioneer Corp. 143 1,345
*BioSmart Co., Ltd. 3,450 10,474
*BNC Korea Co., Ltd. 30,247 103,387
BNK Financial Group, Inc. 80,982 934,494
Bookook Securities Co., Ltd. 558 27,834
*Boryung 12,167 78,189
*BYC Co., Ltd. 736 21,297
*C&G Hi Tech Co., Ltd. 1,191 14,894
Cheil Worldwide, Inc. 756 11,529
*Choil Aluminum Co., Ltd. 36,613 33,907
*Chong Kun Dang
Pharmaceutical Corp. 3,316 196,970
*Chongkundang Holdings
Corp. 852 29,596
*CJ CGV Co., Ltd. 24,658 103,641
CJ CheilJedang Corp. 3,520 522,106
CJ Corp. 5,701 861,447
*CJ ENM Co., Ltd. 4,410 229,170
CJ Freshway Corp. 3,119 60,564
CJ Logistics Corp. 4,755 342,899
*CLIO Cosmetics Co., Ltd. 1,533 14,122
*Cosmax, Inc. 779 109,592
*Coway Co., Ltd. 1,423 82,450
*Cowintech Co., Ltd. 727 9,409
*Creative & Innovative System 29,773 273,653
#*CS Wind Corp. 8,666 244,736
*Cuckoo Homesys Co., Ltd. 2,556 41,819
Dae Won Kang Up Co., Ltd. 12,599 36,500
*Daechang Forging Co., Ltd. 2,974 13,843
Daeduck Electronics Co., Ltd. 11,288 496,409
*Daeho AL Co., Ltd. 15,048 14,500
#*Dae-Il Corp. 6,184 48,161
Daesang Corp. 8,640 129,954
Daesang Holdings Co., Ltd. 8,254 55,508
*Daesung Industrial Co., Ltd. 5,666 28,932
*Daewon Pharmaceutical Co.,
Ltd. 4,480 36,011
#*Daewoo Engineering &
Construction Co., Ltd. 70,812 244,502
*Daewoong Co., Ltd. 6,433 107,261
*Daewoong Pharmaceutical
Co., Ltd. 6 704
Daishin Securities Co., Ltd. 9,236 200,838

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
DB HiTek Co., Ltd. 20,592 $ 1,513,571
DB Insurance Co., Ltd. 10,762 1,066,181
DB Securities Co., Ltd. 11,584 108,967
*DE&T Co., Ltd. 5,242 20,467
*Dentium Co., Ltd. 3,148 105,196
*DI Dong Il Corp. 2,108 29,290
*DIO Corp. 1,312 14,456
*DIT Corp. 3,383 51,471
*<DKME 66,230 17,255
*DL Holdings Co., Ltd. 4,836 139,429
<DMS Co., Ltd. 2,720 4,486
DN Automotive Corp. 9,742 170,218
Dong-A Socio Holdings Co.,
Ltd. 1,707 128,908
Dongbang Transport Logistics
Co., Ltd. 21,415 39,352
Dongjin Semichem Co., Ltd. 110 4,280
Dongkoo Bio & Pharma Co.,
Ltd. 6,143 22,662
*DongKook Pharmaceutical
Co., Ltd. 11,197 146,166
Dongkuk Steel Mill Co., Ltd. 12,801 78,350
Dongsung Chemical Co., Ltd. 11,990 36,526
*Dongwha Pharm Co., Ltd. 7,414 31,265
Dongwon Industries Co., Ltd. 4,921 142,051
Dongwon Systems Corp. 1,707 33,028
#*Doosan Bobcat, Inc. 25,568 1,044,462
Doosan Co., Ltd. 1,614 954,227
*Dreamtech Co., Ltd. 15,956 87,684
DS Dansuk Co., Ltd. 4,528 61,594
*Duksan Hi-Metal Co., Ltd. 9,383 57,951
DY POWER Corp. 1,529 13,926
*Easy Holdings Co., Ltd. 12,777 46,336
*Eco&Dream Co., Ltd. 3,048 48,386
*Ecoplastic Corp. 7,894 17,495
*Elentec Co., Ltd. 4,990 36,123
E-MART, Inc. 9,130 577,206
*EMKOREA Co., Ltd. 6,882 11,786
#*ENF Technology Co., Ltd. 4,925 201,530
Eugene Investment &
Securities Co., Ltd. 35,452 105,538
*Exem Co., Ltd. 14,629 22,867
*F&F Co., Ltd. 2,566 130,314
*F&F Holdings Co., Ltd. 1,883 27,276
#*Gaon Cable Co., Ltd. 1,817 110,580
*GOLFZON Co., Ltd. 1,520 64,099
*Green Cross Corp. 2,573 294,767
*Green Cross Holdings Corp. 8,448 91,676
GS Engineering &
Construction Corp. 33,934 442,505
GS Global Corp. 23,195 37,385
GS Holdings Corp. 18,533 884,547
GS P&L Co., Ltd. 2,323 82,630
GS Retail Co., Ltd. 16,780 258,217
*HAESUNG DS Co., Ltd. 6,112 273,881
*Haesung Industrial Co., Ltd.,
Class H 4,295 24,766
Hana Financial Group, Inc. 98,659 6,861,029
Hancom, Inc. 5,475 98,515
Shares Value
KOREA, REPUBLIC OF — (Continued)
Handsome Co., Ltd. 4,060 $ 52,435
Hanil Cement Co., Ltd. 8,272 98,443
*Hanil Feed Co., Ltd. 9,010 18,904
Hanil Holdings Co., Ltd. 4,288 46,473
*Hanjin Kal Corp. 12 941
*Hanjin Logistics Corp. 3,845 53,051
Hankook Tire & Technology
Co., Ltd. 33,490 1,477,432
*HanmiGlobal Co., Ltd. 3,696 48,248
*Hanon Systems 101,801 231,623
Hansae Co., Ltd. 7,888 76,611
Hansol Holdings Co., Ltd. 6,458 14,335
*Hansol IONES Co., Ltd. 2,125 20,860
Hansol Paper Co., Ltd. 4,479 26,170
Hansol Technics Co., Ltd. 5,416 22,501
*Hanwha Aerospace Co., Ltd. 1,355 1,223,774
*Hanwha Corp. 9,464 752,833
*Hanwha Galleria Corp. 26,996 34,153
*Hanwha General Insurance
Co., Ltd. 22,762 96,146
*Hanwha Investment &
Securities Co., Ltd. 60,757 271,410
#*Hanwha Life Insurance Co.,
Ltd. 123,683 299,455
#*Hanwha Solutions Corp. 33,133 636,465
*Hanwha Systems Co., Ltd. 372 24,345
*Hanwha Vision Co., Ltd. 1,401 60,151
*Hanyang Securities Co., Ltd. 4,524 64,274
*Harim Co., Ltd. 13,873 29,396
#*Harim Holdings Co., Ltd. 24,580 246,244
HB SOLUTION Co., Ltd. 13,358 21,252
HD Hyundai Co., Ltd. 16,932 2,752,597
HD Hyundai Construction
Equipment Co., Ltd. 15,812 1,188,591
*HD Hyundai Energy Solutions
Co., Ltd. 564 20,806
HD Hyundai Heavy Industries
Co., Ltd. 10 3,995
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 2,191 629,414
HDC Holdings Co., Ltd. 10,397 137,312
HDC Hyundai Development
Co-Engineering & Construction 15,608 223,374
*Hite Jinro Co., Ltd. 13,249 162,000
*HK inno N Corp. 8,944 349,831
*HL Holdings Corp. 2,054 64,928
#HL Mando Co., Ltd. 15,209 674,124
*Hotel Shilla Co., Ltd. 2,319 74,432
*HS Hyosung Advanced
Materials Corp. 1,011 166,463
*HS Hyosung Corp. 576 24,850
*HS Industries Co., Ltd. 15,078 34,882
Huons Co., Ltd. 2,796 53,418
*Hwa Shin Co., Ltd. 8,824 56,951
*Hwaseung Enterprise Co.,
Ltd. 4,244 14,890
*Hyosung Corp. 2,634 279,613
*Hyosung Heavy Industries
Corp. 2,002 3,620,402

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Hyosung TNC Corp. 1,145 $ 300,290
*Hyundai Bioland Co., Ltd. 8,510 25,688
Hyundai BNG Steel Co., Ltd. 2,479 23,216
*HYUNDAI Corp. 2,406 37,944
Hyundai Department Store
Co., Ltd. 5,661 368,512
HYUNDAI EVERDIGM Corp. 2,292 13,009
Hyundai Glovis Co., Ltd. 15,775 2,652,181
Hyundai Green Food 8,306 88,115
Hyundai Livart Furniture Co.,
Ltd. 3,784 17,272
*Hyundai Marine & Fire
Insurance Co., Ltd. 29,012 567,381
Hyundai Motor Co. 49,892 17,330,832
Hyundai Motor Securities Co.,
Ltd. 10,930 72,290
Hyundai Steel Co. 23,899 518,858
Hyundai Wia Corp. 5,870 349,492
Iljin Electric Co., Ltd. 8,115 377,730
*Iljin Holdings Co., Ltd. 8,351 45,253
*Iljin Power Co., Ltd. 6,215 66,580
<Ilyang Pharmaceutical Co.,
Ltd. 4,618 31,403
iM Financial Group Co., Ltd. 72,857 784,552
iMarketKorea, Inc. 4,447 24,098
InBody Co., Ltd. 519 11,772
Industrial Bank of Korea 94,297 1,451,076
Innocean Worldwide, Inc. 8,295 109,551
InnoWireless Co., Ltd. 1,546 31,846
#*Innox Advanced Materials
Co., Ltd. 6,887 156,457
*Insun ENT Co., Ltd. 10,438 31,726
*Interflex Co., Ltd. 6,732 58,228
*IS Dongseo Co., Ltd. 5,612 91,623
*Jahwa Electronics Co., Ltd. 8,348 173,989
JB Financial Group Co., Ltd. 36,733 641,819
*Jeil Pharmaceutical Co., Ltd. 1,049 10,611
*Jeju Semiconductor Corp. 1,650 49,635
*Jinsung T.E.C. 8,487 84,552
JS Corp. 4,691 39,141
*JW Holdings Corp. 13,741 37,994
*JW Life Science Corp. 3,700 33,185
KB Financial Group, Inc. 95,932 9,010,703
KB Financial Group, Inc.,
Sponsored ADR 5,109 480,093
KC Tech Co., Ltd. 1,183 38,833
KCC Glass Corp. 3,326 62,157
*KCTC 10,637 49,808
*KEPCO Plant Service &
Engineering Co., Ltd. 499 19,414
*KG Chemical Corp. 18,942 77,905
KG DONGBUSTEEL 15,052 58,769
*KG Eco Solution Co., Ltd. 5,878 26,993
*KG Mobility Co. 21,122 57,009
KH Vatec Co., Ltd. 7,662 101,777
*KISWIRE, Ltd. 3,376 50,778
#KIWOOM Securities Co., Ltd. 3,547 1,092,882
*Kolmar Korea Co., Ltd. 60 2,914
*Kolon Enp, Inc. 3,088 21,668
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Kolon Industries, Inc. 8,768 $ 335,028
#*Korea Circuit Co., Ltd. 6,725 330,316
Korea Electric Terminal Co.,
Ltd. 3,103 161,251
Korea Fuel-Tech Corp. 13,192 71,853
Korea Investment Holdings
Co., Ltd. 17,665 2,644,718
#*Korea Line Corp. 113,868 154,498
Korea Movenex Co., Ltd. 9,477 38,121
*Korea Petrochemical Ind Co.,
Ltd. 1,505 163,423
*Korea Petroleum Industries
Co. 2,984 33,066
*Korea United Pharm, Inc. 3,886 51,511
Korea Zinc Co., Ltd. 886 1,159,667
*Korean Air Lines Co., Ltd. 83,218 1,347,075
Korean Reinsurance Co. 55,972 457,684
*Krafton, Inc. 922 162,698
*KSS LINE, Ltd. 5,055 34,065
*KT Skylife Co., Ltd. 7,613 25,784
KT&G Corp. 2,643 282,588
*Kumho Petrochemical Co.,
Ltd. 3,825 382,925
#*Kumho Tire Co., Inc. 49,528 207,141
Kwang Dong Pharmaceutical
Co., Ltd. 11,901 49,856
*Kyeryong Construction
Industrial Co., Ltd. 2,389 35,850
Kyobo Securities Co., Ltd. 11,111 91,936
*Kyung Dong Navien Co., Ltd. 1,896 76,135
*Kyungbang Co., Ltd. 2,594 16,850
Kyung-In Synthetic Corp. 23,989 81,997
*LB Semicon, Inc. 16,260 53,036
*Lee Ku Industrial Co., Ltd. 14,229 58,620
LG Chem, Ltd. 15,597 3,364,505
#*LG Display Co., Ltd. 100,426 814,208
*LG Display Co., Ltd.,
Sponsored ADR 65,388 259,590
LG Electronics, Inc. 48,122 3,313,110
#LG H&H Co., Ltd. 3,182 580,294
LG Innotek Co., Ltd. 6,406 1,090,364
LG Uplus Corp. 93,195 1,035,932
*LOT Vacuum Co., Ltd. 2,257 21,639
#Lotte Chemical Corp. 5,131 297,294
#Lotte Chilsung Beverage Co.,
Ltd. 2,073 192,264
Lotte Corp. 10,337 225,498
Lotte Innovate Co., Ltd. 2,269 33,419
Lotte Rental Co., Ltd. 6,077 130,246
Lotte Shopping Co., Ltd. 4,751 277,257
Lotte Wellfood Co., Ltd. 905 73,122
LS Corp. 7,230 1,150,250
*LS Electric Co., Ltd. 2,099 825,368
LS SECURITIES Co., Ltd. 5,468 21,653
*LTC Co., Ltd. 2,078 39,845
*LVMC Holdings 39,650 40,989
LX Hausys, Ltd. 2,485 50,066
LX INTERNATIONAL Corp. 11,516 306,021
LX Semicon Co., Ltd. 4,796 182,257

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Macrogen, Inc. 1,306 $ 17,711
*Maeil Dairies Co., Ltd. 1,373 33,672
Mcnex Co., Ltd. 2,692 56,948
*MegaStudyEdu Co., Ltd. 2,151 69,638
Meritz Financial Group, Inc. 4,021 325,725
*Mirae Asset Life Insurance
Co., Ltd. 28,951 189,467
#Mirae Asset Securities Co.,
Ltd. 56,701 1,684,013
Misto Holdings Corp. 14,198 463,107
MNTech Co., Ltd. 6,323 52,406
*MONAYONGPYONG 11,813 26,016
*Motrex Co., Ltd. 12,051 81,043
*Myoung Shin Industrial Co.,
Ltd. 13,075 83,206
*Namhae Chemical Corp. 10,955 52,210
*Namyang Dairy Products Co.,
Ltd. 1,013 33,675
Nature Holdings Co., Ltd.
(The) 3,534 19,691
NAVER Corp. 21,491 4,105,895
Ω#*Netmarble Corp. 8,922 327,276
*New Power Plasma Co., Ltd. 12,562 53,585
*Nexen Corp. 4,239 17,611
Nexen Tire Corp. 10,152 56,635
*Nexteel Co., Ltd. 3,281 25,621
NH Investment & Securities
Co., Ltd. 42,049 790,208
*NICE Holdings Co., Ltd. 8,947 86,586
NICE Information &
Telecommunication, Inc. 928 15,699
*Nong Shim Holdings Co., Ltd. 1,053 64,743
*NongShim Co., Ltd. 1,766 499,962
*Noroo Holdings Co., Ltd. 1,567 23,079
*NOROO Paint & Coatings
Co., Ltd. 6,814 39,244
*NOVAREX Co., Ltd. 5,138 50,188
*OCI Co., Ltd. 3,692 181,086
OCI Holdings Co., Ltd. 5,402 433,091
Orion Corp. 10,440 852,230
#Otoki Corp. 645 172,968
#*Pan Ocean Co., Ltd. 142,708 465,977
#*Paradise Co., Ltd. 21,081 259,814
*Partron Co., Ltd. 18,636 92,960
People & Technology, Inc. 37 1,360
*PKC Co., Ltd. 6,680 28,309
Poongsan Corp. 6,731 613,525
POSCO Holdings, Inc. 12,349 2,981,296
POSCO Holdings, Inc.,
Sponsored ADR 23,930 1,419,528
Posco International Corp. 21,529 933,312
POSCO Steeleon Co., Ltd. 1,135 32,132
*Protec Co., Ltd. 1,545 54,742
S-1 Corp. 15 829
SAMHWA Paints Industrial
Co., Ltd. 4,562 22,059
*Samji Electronics Co., Ltd. 4,044 64,057
*Samjin Pharmaceutical Co.,
Ltd. 2,252 30,180
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Sammok S-Form Co., Ltd. 1,194 $ 16,391
*SAMPYO Cement Co., Ltd. 16,326 95,275
Samsung E&A Co., Ltd. 68,892 1,474,138
Samsung Electro-Mechanics
Co., Ltd. 171 33,145
Samsung Electronics Co., Ltd. 113,528 12,658,916
Samsung Electronics Co., Ltd.,
GDR 5,806 15,989,724
Samsung Fire & Marine
Insurance Co., Ltd. 1,163 404,796
*Samsung Heavy Industries
Co., Ltd. 37,970 776,863
Samsung Life Insurance Co.,
Ltd. 19,047 2,491,698
*Samsung SDI Co., Ltd. 16,765 4,542,414
Samsung SDS Co., Ltd. 16,819 2,022,627
Samsung Securities Co., Ltd. 14,002 881,326
#*SAMT Co., Ltd. 38,988 124,597
*Samwha Capacitor Co., Ltd. 2,034 44,654
Sang-A Frontec Co., Ltd. 970 11,827
*Sangsin Energy Display
Precision Co., Ltd. 4,055 42,877
Saramin Co., Ltd. 1,871 16,898
#SeAH Besteel Holdings Corp. 6,149 310,996
SeAH Holdings Corp. 223 25,051
SeAH Steel Corp. 579 48,632
SeAH Steel Holdings Corp. 740 69,918
Seegene, Inc. 11,909 236,625
Segyung Hitech Co., Ltd. 12,045 42,008
*Seobu T&D 3,787 46,278
*Seohan Co., Ltd. 18,655 11,548
*Seoul Semiconductor Co.,
Ltd. 16,760 90,472
*Seoyon Co., Ltd. 5,014 37,133
*Seoyon E-Hwa Co., Ltd. 6,821 71,413
*SGC Energy Co., Ltd. 2,811 42,573
*Shin Heung Energy &
Electronics Co., Ltd. 8,077 36,586
Shinhan Financial Group Co.,
Ltd. 81,704 4,785,082
#Shinhan Financial Group Co.,
Ltd., Sponsored ADR 28,278 1,649,456
*Shinil Electronics Co., Ltd. 23,876 22,061
Shinsegae International, Inc. 5,804 49,153
Shinsegae, Inc. 2,753 611,076
*Shinsung E&G Co., Ltd. 19,485 24,096
*Shinwon Corp. 22,323 21,836
SIMMTECH Co., Ltd. 12,271 515,767
*SJG Sejong 4,517 33,327
SK Discovery Co., Ltd. 3,741 150,482
*SK Eternix Co., Ltd. 2,457 34,652
SK Gas, Ltd. 943 152,646
SK hynix, Inc. 94,041 59,388,126
Ω*SK IE Technology Co., Ltd. 3,700 70,304
#SK Innovation Co., Ltd. 19,171 1,491,699
SK Networks Co., Ltd. 52,177 202,995
*SK oceanplant Co., Ltd. 350 4,571
SK, Inc. 9,753 2,259,709
*SL Corp. 8,092 310,885

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*S-Oil Corp. 14,814 $ 1,089,901
Solid, Inc. 25,336 149,615
Songwon Industrial Co., Ltd. 8,447 53,285
Soulbrain Holdings Co., Ltd. 1,958 80,121
*Studio Dragon Corp. 39 1,336
*Suheung Co., Ltd. 3,084 46,386
*Sung Kwang Bend Co., Ltd. 11,268 255,593
*Sungshin Cement Co., Ltd. 4,456 30,462
#*Sungwoo Hitech Co., Ltd. 28,939 160,236
*Sunjin Co., Ltd. 4,602 35,968
*Systems Technology, Inc. 954 25,152
#*Taewoong Co., Ltd. 9,881 210,402
*TechWing, Inc. 507 17,612
*Telechips, Inc. 2,287 24,866
*TEMC Co., Ltd. 3,454 23,972
*Theragen Etex Co., Ltd. 11,338 23,473
*TK Corp. 10,043 198,851
*TKG Huchems Co., Ltd. 7,171 99,639
*Tongyang Life Insurance Co.,
Ltd. 14,079 67,392
Toptec Co., Ltd. 6,802 22,895
Tovis Co., Ltd. 5,673 61,483
*TS Corp. 20,356 39,315
*Tuksu Construction Co., Ltd. 4,178 19,186
TYM Corp. 17,381 85,251
*UBCare Co., Ltd. 4,341 12,018
*Unid Co., Ltd. 1,442 80,044
*Union Semiconductor
Equipment & Materials Co.,
Ltd. 14,407 115,004
*Unitrontech Co., Ltd. 4,385 20,746
*Value Added Technology Co.,
Ltd. 3,476 49,868
*Vieworks Co., Ltd. 2,102 41,254
*Vitzro Tech Co., Ltd. 8,774 65,832
*Whanin Pharmaceutical Co.,
Ltd. 3,274 24,361
*Wonik Materials Co., Ltd. 3,540 98,743
*Wonik QnC Corp. 12,727 251,994
Woojin, Inc. 4,018 72,996
Woori Financial Group, Inc. 248,878 5,230,346
Woori Financial Group, Inc.,
ADR 4,382 272,035
*Worldex Industry & Trading
Co., Ltd. 3,370 60,638
*Y G-1 Co., Ltd. 5,882 36,655
*YMT Co., Ltd. 1,133 8,847
Youngone Holdings Co., Ltd. 1,904 273,814
Yuanta Securities Korea Co.,
Ltd. 32,364 103,878
*Zeus Co., Ltd. 3,500 47,926
Zinus, Inc. 5,371 46,942
TOTAL KOREA, REPUBLIC
OF 243,817,237
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 571,437 389,151
*Acico Industries Co. KSC 57,363 77,755
Shares Value
KUWAIT — (Continued)
Al Ahli Bank of Kuwait KSCP 734,876 $ 706,381
Al Arabiya Real Estate Co.
KSC 64,178 41,824
<Al-Eid Food KSC 92,989 49,085
Beyout Holding Co. KPSC 37,847 44,395
Burgan Bank SAK 578,107 374,856
Combined Group Contracting
Co. SAK 51,322 165,555
Gulf Bank KSCP 1,470,752 1,653,338
Gulf Cables & Electrical
Industries Group Co. KSCP 69,166 452,994
Heavy Engineering & Ship
Building Co. KSCP 75,168 192,757
Integrated Holding Co. KCSC 108,535 151,008
Kuwait Insurance Co. SAK 12,962 25,763
Kuwait International Bank
KSCP 602,450 533,941
Mezzan Holding Co. KSCC 32,897 109,014
Mobile Telecommunications
Co. KSCP 1,520,149 2,526,152
*Munshaat Real Estate
Projects Co. KSCP 31,270 22,925
National Bank of Kuwait SAKP 86,841 269,097
*Warba Bank KSCP 1,901,734 1,753,635
TOTAL KUWAIT 9,539,626
MALAYSIA — (1.3%)
#Able Global BHD 51,000 21,606
#Aeon Co. M BHD 289,900 91,191
#*AFFIN Bank BHD 226,898 154,258
Ajinomoto Malaysia BHD 4,500 15,571
Alliance Bank Malaysia BHD 326,540 433,233
Allianz Malaysia BHD 15,500 90,436
AMMB Holdings BHD 1,012,600 1,656,842
Axiata Group BHD 1,258,700 734,401
#Bank Islam Malaysia BHD 315,700 197,813
Batu Kawan BHD 8,300 40,763
*Berjaya Corp. BHD 1,048,266 71,799
#*Berjaya Land BHD, Class F 264,900 18,480
#Bermaz Auto BHD 140,900 29,667
CIMB Group Holdings BHD 570,161 1,240,990
Crescendo Corp. BHD 78,800 25,187
#Dayang Enterprise Holdings
BHD 339,600 154,207
#DRB-Hicom BHD 289,300 79,260
#*Eastern & Oriental BHD 447,100 83,363
Eco World Development
Group BHD 488,500 276,346
Gamuda BHD 931,149 1,044,058
#Genting BHD 803,100 582,665
Genting Malaysia BHD 1,074,400 539,653
#Genting Plantations BHD 116,600 152,627
#Guan Chong BHD 462,100 80,885
HAP Seng Consolidated BHD 205,700 156,023
Hap Seng Plantations Holdings
BHD 102,200 59,111
#*Hartalega Holdings BHD 881,900 205,822
Hibiscus Petroleum BHD 239,860 94,313
#Hong Leong Bank BHD 17,800 116,499

Dimensional Emerging Markets Value ETF
continued
Shares Value
MALAYSIA — (Continued)
#Hong Leong Financial Group
BHD 57,300 $ 324,729
*IGB BHD 54,800 49,629
IJM Corp. BHD 815,500 554,424
IOI Properties Group BHD 676,300 547,285
Jaya Tiasa Holdings BHD 302,800 80,655
#Kenanga Investment Bank
BHD 248,200 54,148
#Kossan Rubber Industries
BHD 688,000 176,276
#KSL Holdings BHD 146,712 113,886
#Lagenda Properties BHD 105,200 40,030
LBS Bina Group BHD 384,600 39,514
#Leong Hup International BHD 513,700 102,949
Magnum BHD 365,600 122,423
Mah Sing Group BHD 640,600 186,882
Malayan Cement BHD 125,000 253,678
#Malayan Flour Mills BHD 342,500 54,738
Malaysia Smelting Corp. BHD 126,400 61,244
Malaysian Resources Corp.
BHD 257,900 22,898
Matrix Concepts Holdings BHD 424,450 153,974
#MBSB BHD 961,900 178,130
Mega First Corp. BHD 204,700 168,766
Mi Technovation BHD 35,700 28,437
MISC BHD 407,700 827,397
MKH BHD 101,600 26,289
MNRB Holdings BHD 130,800 85,939
Muhibbah Engineering M BHD 204,500 28,273
#OCK Group BHD 236,200 22,470
#Pantech Group Holdings BHD 239,700 39,828
#Paramount Corp. BHD 112,100 29,859
Perak Transit BHD 434,000 29,176
#Petronas Chemicals Group
BHD 732,100 599,869
PPB Group BHD 193,800 555,540
RHB Bank BHD 786,393 1,685,698
Sarawak Oil Palms BHD 133,600 129,804
Sime Darby BHD 1,378,000 755,069
Sime Darby Property BHD 1,039,200 395,434
SKP Resources BHD 186,700 28,654
SP Setia BHD Group 1,246,700 311,517
#Sunway BHD 243,300 355,507
Ta Ann Holdings BHD 96,500 113,587
#Teo Seng Capital BHD 92,900 25,452
Thong Guan Industries BHD 28,200 8,298
#Top Glove Corp. BHD 2,502,300 387,215
*TSH Resources BHD 234,300 73,107
UEM Sunrise BHD 780,800 129,737
United Malacca BHD 3,000 4,452
#UOA Development BHD 178,800 84,819
Velesto Energy BHD 1,741,800 134,767
#VS Industry BHD 2,353,900 250,796
*WCT Holdings BHD 513,100 76,796
Yinson Holdings BHD 496,178 297,052
YTL Corp. BHD 787,020 415,272
TOTAL MALAYSIA 19,669,437
Shares Value
MEXICO — (1.3%)
*Alpek SAB de CV, Class A 181,402 $ 94,952
*Axtel SAB de CV 125,700 20,362
ΩBanco del Bajio SA 298,179 882,488
#Becle SAB de CV 101,715 107,772
Cemex SAB de CV,
Preference 890,620 1,113,082
Cemex SAB de CV,
Sponsored ADR 393,322 4,908,659
Cydsa SAB de CV 29,031 28,618
El Puerto de Liverpool SAB
de CV 48,344 292,037
Fomento Economico Mexicano
SAB de CV 90,227 948,718
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,108 219,991
GCC SAB de CV 70,823 772,084
Genomma Lab Internacional
SAB de CV, Class B 240,154 231,751
Gentera SAB de CV 76,099 213,860
#Grupo Bimbo SAB de CV,
Class A 144,368 505,167
Grupo Carso SAB de CV 18,200 124,820
Grupo Comercial Chedraui SA
de CV 3,800 26,280
Grupo Financiero Banorte SAB
de CV, Class O 198,721 2,263,291
Grupo Financiero Inbursa SAB
de CV, Class O 443,502 1,117,767
Grupo Herdez SAB de CV 26,000 110,733
Grupo Mexico SAB de CV,
Class B 9,076 101,527
*Grupo Nutrisa SAB de CV 26,000 6,730
Grupo Televisa SAB 189,970 125,391
Ω*Grupo Traxion SAB de CV,
Class A 31,422 25,450
*Industrias Penoles SAB de
CV 134 7,823
La Comer SAB de CV 109,804 237,749
Megacable Holdings SAB de
CV 342,092 1,206,107
Ω*Nemak SAB de CV 1,038,351 203,516
*Ollamani SAB, Class A 16,998 73,677
Operadora De Sites
Mexicanos SAB de CV, Class
A 264,718 247,978
*Orbia Advance Corp. SAB
de CV 274,789 293,212
Organizacion Soriana SAB de
CV, Class B 18,020 37,189
Promotora y Operadora de
Infraestructura SAB de CV 75,855 1,194,912
#Promotora y Operadora de
Infraestructura SAB de CV,
Class L 5 60
Regional SAB de CV 113,170 1,017,597
*Vista Energy SAB de CV,
Sponsored ADR 270 16,332
TOTAL MEXICO 18,777,682

Dimensional Emerging Markets Value ETF
continued
Shares Value
PHILIPPINES — (0.3%)
Alliance Global Group, Inc. 994,400 $ 125,650
Apex Mining Co., Inc. 434,000 112,037
Asia United Bank Corp. 2,400 1,720
Ayala Corp. 53,330 458,301
Ayala Land, Inc. 2,332,400 841,765
BDO Unibank, Inc. 24,522 56,224
China Banking Corp. 131,460 142,890
Converge Information and
Communications Technology
Solutions, Inc. 213,000 56,071
DMCI Holdings, Inc. 724,000 132,798
*DoubleDragon Corp. 114,200 19,589
East West Banking Corp. 32,400 6,790
First Philippine Holdings Corp. 18,890 24,703
GT Capital Holdings, Inc. 32,740 372,548
JG Summit Holdings, Inc. 815,600 385,079
LT Group, Inc. 711,400 192,830
Megaworld Corp. 2,763,000 103,236
Metropolitan Bank & Trust Co. 587,820 728,779
Nickel Asia Corp. 1,091,000 99,872
Petron Corp. 503,000 23,065
Philex Mining Corp. 413,100 81,384
Philippine National Bank 107,500 116,847
Puregold Price Club, Inc. 336,400 204,535
Rizal Commercial Banking
Corp. 1,900 813
Robinsons Land Corp. 511,900 157,359
Robinsons Retail Holdings,
Inc. 145,100 91,056
San Miguel Corp. 176,460 240,053
Security Bank Corp. 104,920 115,914
Union Bank of the Philippines 78,900 34,639
Universal Robina Corp. 46,760 56,385
Wilcon Depot, Inc. 182,500 20,705
TOTAL PHILIPPINES 5,003,637
POLAND — (1.4%)
AB SA 6,965 234,376
Agora SA 4,980 12,984
Alior Bank SA 22,929 752,770
Apator SA 5,952 44,434
ASBISc Enterprises PLC 8,124 88,675
Bank Handlowy w Warszawie
SA 67 2,186
*Bank Ochrony Srodowiska SA 4,953 14,258
Bank Polska Kasa Opieki SA 2,970 182,079
BNPP Bank Polska SA 1,881 77,924
*Boryszew SA 13,432 21,878
#*Cyfrowy Polsat SA 43,137 163,150
Echo Investment SA 29,520 43,408
Enea SA 165,422 1,029,107
*Eurocash SA 26,021 50,109
*Fabryki Mebli Forte SA 1,623 11,382
Ferro SA, Class A 4,448 38,488
Ω*HUUUGE, Inc. 10,344 73,565
#Inter Cars SA 1,627 291,690
*KGHM Polska Miedz SA 66,815 6,274,622
Mirbud SA 1,779 6,605
ORLEN SA 264,470 8,073,913
Shares Value
POLAND — (Continued)
PCC Rokita SA, Class B 618 $ 12,670
*PGE Polska Grupa
Energetyczna SA 551,631 1,566,128
*PKP Cargo SA 7,334 28,371
*Tauron Polska Energia SA 641,337 1,993,098
#Torpol SA 1,382 22,823
*Toya SA 20,205 55,764
Unimot SA, Class F 1,289 49,499
*VRG SA 48,398 68,156
TOTAL POLAND 21,284,112
QATAR — (0.6%)
Aamal Co. 808,842 190,381
Al Rayan Bank 1,853,294 1,156,973
*Baladna 535,014 182,060
Barwa Real Estate Co. 992,513 746,089
Commercial Bank PSQC (The) 1,212,881 1,582,308
Doha Bank QPSC 1,035,824 785,189
Doha Insurance Co. QSC 18,758 14,101
*Estithmar Holding QPSC 300,352 332,441
Gulf International Services
QSC 472,333 362,455
Gulf Warehousing Co. 153,441 105,778
Lesha Bank LLC 156,140 80,321
*Mazaya Real Estate
Development QPSC 567,454 90,705
Medicare Group 84,299 148,918
Mesaieed Petrochemical
Holding Co. 1,754,045 527,033
Ooredoo QPSC 337,087 1,314,648
Qatar Aluminum Manufacturing
Co. 284,856 147,552
Qatar Fuel QSC 28,989 123,408
Qatar Industrial Manufacturing
Co. QSC 174,890 111,246
Qatar Insurance Co. SAQ 171,916 103,452
Qatar National Cement Co.
QSC 213,545 167,798
Salam International
Investment, Ltd. QSC 374,612 78,812
United Development Co. QSC 807,089 213,687
Vodafone Qatar PQSC 216,586 151,331
TOTAL QATAR 8,716,686
SAUDI ARABIA — (2.6%)
Ades Holding Co. 2,352 12,059
Al Babtain Power &
Telecommunication Co. 13,017 242,939
Al Hassan Ghazi Ibrahim
Shaker Co. 12,295 59,661
Al Jouf Agricultural
Development Co. 3,500 46,658
AlJazira Takaful Ta'awuni Co. 19,488 63,389
*Allianz Saudi Fransi
Cooperative Insurance Co. 12,602 36,589
Almarai Co. JSC 35,448 416,791
Alujain Corp. 20,833 145,193
Arab National Bank 346,618 2,107,044
*Arabia Insurance Cooperative
Co. 9,537 23,164

Dimensional Emerging Markets Value ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Arabian Cement Co. 22,153 $ 128,759
Arabian Drilling Co. 14,888 417,183
Arriyadh Development Co. 18,612 107,334
*Bank Al-Jazira 239,524 800,180
Banque Saudi Fransi 495,887 2,386,424
Basic Chemical Industries, Ltd. 3,967 27,817
*Bawan Co. 16 208
City Cement Co. 38,253 138,093
*Dar Al Arkan Real Estate
Development Co. 165,262 820,428
Eastern Province Cement Co. 21,998 143,576
*Emaar Economic City 10,140 26,629
Etihad Etisalat Co. 119,851 2,249,583
Gulf Insurance Group 12,695 81,842
*Herfy Food Services Co. 10,064 42,663
*Lumi Rental Co. 1,205 15,382
*Malath Cooperative Insurance
Co. 3,519 9,307
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,899 14,044
Middle East Healthcare Co. 872 8,263
*Middle East Paper Co. 30,791 170,099
Mobile Telecommunications
Co. Saudi Arabia 214,504 626,807
*Najran Cement Co. 29,972 53,460
*National Agriculture
Development Co. (The) 84,206 444,076
*National Gypsum 4,343 17,890
Northern Region Cement Co. 42,064 79,402
Qassim Cement Co. (The) 3,868 44,138
*Rabigh Refining &
Petrochemical Co. 116,376 221,228
Riyad Bank 32,288 241,900
Riyadh Cement Co. 20,118 133,022
SABIC Agri-Nutrients Co. 6 200
Sahara International
Petrochemical Co. 116,496 475,836
Saudi Awwal Bank 405,811 3,860,436
Saudi Basic Industries Corp. 236,783 3,588,960
Saudi Ceramic Co. 11,708 86,779
Saudi Chemical Co. Holding 61,516 125,633
Saudi Industrial Investment
Group 52,835 176,225
Saudi Investment Bank (The) 209,683 782,671
*Saudi Kayan Petrochemical
Co. 173,943 227,243
*Saudi Marketing Co. 10,168 38,062
Saudi National Bank (The) 1,045,297 12,502,206
*Saudi Public Transport Co. 37,742 101,130
*Saudi Reinsurance Co. 7,371 54,830
Saudi Telecom Co. 12,036 142,479
*Savola Group (The) 73,889 469,452
*Seera Group Holding 83,955 599,887
*Sinad Holding Co. 28,729 68,783
Southern Province Cement Co. 30,703 187,703
Sustained Infrastructure
Holding Co. 35,568 271,594
Tabuk Cement Co. 12,176 29,152
Shares Value
SAUDI ARABIA — (Continued)
*Umm Al-Qura Cement Co. 11,921 $ 41,287
United International
Transportation Co. 15,418 248,903
*Wataniya Insurance Co. 11,054 39,787
Yamama Cement Co. 53,504 383,445
Yanbu Cement Co. 64,542 268,617
Yanbu National Petrochemical
Co. 104,854 754,808
TOTAL SAUDI ARABIA 38,129,332
SOUTH AFRICA — (3.0%)
Absa Group, Ltd. 299,504 4,756,768
AECI, Ltd. 68,646 406,975
African Rainbow Minerals, Ltd. 13,810 206,597
Altron, Ltd., Class A 118,603 143,248
Argent Industrial, Ltd. 12,392 25,661
Aspen Pharmacare Holdings,
Ltd. 20,618 138,229
Astral Foods, Ltd. 21,025 358,949
Bidvest Group, Ltd. 43,431 635,210
*Blu Label Unlimited Group,
Ltd. 180,901 108,061
Cashbuild, Ltd., Class A 2,593 23,444
DataTec, Ltd. 108,941 521,558
Foschini Group, Ltd. 141,625 745,590
Grindrod, Ltd. 263,302 282,716
Hudaco Industries, Ltd. 17,756 225,317
Impala Platinum Holdings, Ltd. 120,977 2,383,709
Investec, Ltd. 74,949 614,313
Italtile, Ltd. 37,946 23,685
*KAP, Ltd. 1,045,692 145,403
Kumba Iron Ore, Ltd. 32,019 718,743
Lewis Group, Ltd. 23,790 142,406
Life Healthcare Group
Holdings, Ltd. 511,624 354,747
*Metair Investments, Ltd.,
Class H 17,381 5,040
Momentum Group, Ltd. 667,358 1,567,537
Motus Holdings, Ltd. 87,064 692,006
Mpact, Ltd. 14,166 19,600
MTN Group, Ltd. 844,689 9,529,514
*Nampak, Ltd. 1,052 34,110
Nedbank Group, Ltd. 148,141 2,450,989
Netcare, Ltd. 769,565 743,773
Oceana Group, Ltd. 34,271 115,394
Old Mutual, Ltd. 2,276,230 2,214,135
Omnia Holdings, Ltd. 89,719 472,888
ΩPepkor Holdings, Ltd. 1,332,245 2,199,710
*Pick n Pay Stores, Ltd. 257,481 386,442
PPC, Ltd. 663,398 253,570
Raubex Group, Ltd. 81,254 262,141
Reunert, Ltd. 71,616 275,523
RFG Holdings, Ltd. 30,276 48,121
Sanlam, Ltd. 104,708 659,424
Sappi, Ltd. 250,550 280,272
*Sasol, Ltd. 272,880 1,944,318
Southern Sun, Ltd. 352,116 222,851
Standard Bank Group, Ltd. 261,378 4,868,679
Super Group, Ltd. 169,829 183,834

Dimensional Emerging Markets Value ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Telkom SA SOC, Ltd. 157,614 $ 580,826
#Thungela Resources, Ltd. 57,809 360,497
Tsogo Sun, Ltd. 84,277 41,882
Valterra Platinum, Ltd. 510 48,337
Zeda, Ltd. 76,811 65,951
TOTAL SOUTH AFRICA 43,488,693
TAIWAN — (19.8%)
91APP, Inc. 12,000 25,243
#ABC Taiwan Electronics
Corp. 63,000 60,357
#Ability Enterprise Co., Ltd. 85,104 230,405
AcBel Polytech, Inc. 378,389 598,785
Acer Cyber Security, Inc. 2,000 10,359
#Acer, Inc. 724,000 577,452
#ACES Electronic Co., Ltd. 68,000 139,587
*Acme Electronics Corp. 20,000 17,763
*Acon Holding, Inc. 101,000 22,883
Acter Group Corp., Ltd. 8,000 160,153
Action Electronics Co., Ltd. 116,000 38,888
#Actron Technology Corp. 22,000 90,181
ADATA Technology Co., Ltd. 122,276 1,412,371
Adlink Technology, Inc. 22,000 43,413
#Advanced Ceramic X Corp. 32,000 157,102
Advanced International
Multitech Co., Ltd. 49,000 110,083
Advanced Power Electronics
Corp. 36,000 105,815
Advanced Wireless
Semiconductor Co. 49,000 174,388
Advancetek Enterprise Co.,
Ltd. 92,000 87,118
Advantech Co., Ltd. 64,000 609,088
AIC, Inc. 4,000 48,046
Air Asia Co., Ltd. 3,000 4,776
Airtac International Group 18,000 652,050
Alexander Marine Co., Ltd. 2,000 11,725
Allied Supreme Corp. 20,000 155,068
Alltek Technology Corp. 66,080 69,713
Alpha Networks, Inc. 147,000 154,147
#Altek Corp. 168,181 208,957
Amazing Microelectronic Corp. 33,000 88,294
AMPACS Corp. 31,000 27,336
Ampak Technology, Inc. 18,000 35,863
Ampire Co., Ltd. 34,000 28,738
AmTRAN Technology Co., Ltd. 189,279 122,096
#*Anderson Industrial Corp. 58,000 51,328
*Anji Technology Co., Ltd. 29,000 31,608
Aopen, Inc. 16,000 26,082
#Apacer Technology, Inc. 61,000 239,387
Apex Biotechnology Corp. 22,000 20,378
*Apogee Optocom Co., Ltd. 3,000 11,678
ARBOR Technology Corp. 17,000 22,418
Arcadyan Technology Corp. 53,000 302,304
Ardentec Corp. 202,000 1,023,800
Argosy Research, Inc. 20,000 99,460
Arizon RFID Technology
Cayman Co., Ltd. 9,000 30,887
Shares Value
TAIWAN — (Continued)
ASE Technology Holding Co.,
Ltd. 797,000 $ 7,521,735
#ASE Technology Holding Co.,
Ltd., ADR 266,102 5,050,616
Asia Metal Industries, Inc. 3,000 16,492
#Asia Optical Co., Inc. 103,000 535,129
Asia Polymer Corp. 61,000 26,846
Asia Tech Image, Inc. 18,000 43,642
ASMedia Technology, Inc. 9,000 368,923
ASROCK, Inc. 10,000 68,478
Asustek Computer, Inc. 204,000 3,215,253
ATE Energy International Co.,
Ltd. 23,000 19,952
Aten International Co., Ltd. 31,000 59,498
Auden Techno Corp. 12,000 67,874
#*AUO Corp. 1,745,600 762,695
Aurona Industries, Inc. 9,000 18,046
Avalue Technology, Inc. 17,000 48,402
Avermedia Technologies 20,000 24,976
Axiomtek Co., Ltd. 21,000 55,253
Azurewave Technologies, Inc. 48,000 90,143
Bank of Kaohsiung Co., Ltd. 253,576 96,692
Basso Industry Corp. 40,000 43,470
BenQ Materials Corp. 84,000 52,050
#*BES Engineering Corp. 558,502 243,136
#*Bin Chuan Enterprise Co.,
Ltd. 46,000 76,009
B'in Live Co., Ltd. 5,000 13,267
Bioteque Corp. 10,000 38,131
Bizlink Holding, Inc. 50,494 2,085,866
Brave C&H Supply Co., Ltd. 8,000 16,829
#Brightek Optoelectronic Co.,
Ltd. 28,000 33,943
Brighton-Best International
Taiwan, Inc. 133,000 145,594
#Brogent Technologies, Inc. 17,664 58,094
Capital Futures Corp. 36,801 60,107
Capital Securities Corp. 627,000 591,735
*Career Technology MFG.
Co., Ltd. 2,256 1,172
Castles Technology Co., Ltd. 28,000 50,626
Caswell, Inc. 17,000 45,809
Cathay Consolidated, Inc. 8,000 23,718
#Cathay Financial Holding
Co., Ltd. 2,668,397 6,393,299
Cathay Real Estate
Development Co., Ltd. 200,000 140,451
Central Reinsurance Co., Ltd. 174,284 147,313
Century Iron & Steel Industrial
Co., Ltd. 66,000 285,224
Chang Hwa Commercial Bank,
Ltd. 2,100,429 1,361,575
Chang Wah Technology Co.,
Ltd. 7,000 12,901
Channel Well Technology Co.,
Ltd. 90,000 179,028
Chant Sincere Co., Ltd. 16,000 25,980
Charoen Pokphand Enterprise 9,000 42,469
CHC Healthcare Group 53,000 57,261

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
CHC Resources Corp. 9,000 $ 20,048
Chen Full International Co.,
Ltd. 38,000 49,387
Cheng Fwa Industrial Co., Ltd. 44,000 27,404
Cheng Loong Corp. 255,000 143,422
#Cheng Shin Rubber Industry
Co., Ltd. 658,000 639,809
Cheng Uei Precision Industry
Co., Ltd. 92,000 113,575
#Chenming Electronic
Technology Corp. 56,000 201,080
Chia Chang Co., Ltd. 31,000 37,038
Chicony Electronics Co., Ltd. 220,000 817,922
Chicony Power Technology
Co., Ltd. 59,000 151,671
Chien Shing Harbour Service
Co., Ltd. 17,000 23,228
China Airlines, Ltd. 1,026,000 723,775
#China Bills Finance Corp. 260,000 134,255
China Ecotek Corp. 6,000 9,933
China Fineblanking
Technology Co., Ltd. 5,000 4,004
China Glaze Co., Ltd. 38,000 29,825
#China Metal Products 104,000 80,636
China Motor Corp. 104,000 183,413
China Steel Chemical Corp. 44,000 103,603
#China Steel Corp. 3,105,000 2,047,307
China Steel Structure Co., Ltd. 29,000 39,579
China Wire & Cable Co., Ltd. 43,000 56,227
Chinese Maritime Transport,
Ltd. 43,000 84,989
Ching Feng Home Fashions
Co., Ltd. 57,631 36,443
#Chin-Poon Industrial Co., Ltd. 154,000 186,689
Chipbond Technology Corp. 216,000 376,130
ChipMOS Technologies, Inc. 234,000 447,626
ChipMOS Technologies, Inc.,
ADR 2,748 102,033
Chlitina Holding, Ltd. 18,000 59,199
Chong Hong Construction Co.,
Ltd. 59,000 145,297
Chun Yuan Steel Industry Co.,
Ltd. 149,000 102,032
#Chung Hwa Chemical
Industrial Works, Ltd. 46,000 63,438
Chung Tai Resource
Technology Corp. 9,000 27,169
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 74,000 396,219
Chunghwa Precision Test
Tech Co., Ltd. 6,000 630,124
Cleanaway Co., Ltd. 53,000 61,976
#Compal Electronics, Inc. 1,499,000 1,559,970
#Compeq Manufacturing Co.,
Ltd. 392,000 2,105,116
Complex Micro Interconnection
Co., Ltd. 9,000 10,653
Shares Value
TAIWAN — (Continued)
Concord International
Securities Co., Ltd. 45,564 $ 34,749
Concord Securities Co., Ltd. 194,905 103,429
Contrel Technology Co., Ltd. 54,000 91,459
Coremax Corp. 38,505 82,834
#Coretronic Corp. 112,000 312,831
Co-Tech Development Corp. 72,000 599,428
#Crowell Development Corp. 84,650 73,702
Cryomax Cooling System
Corp. 37,000 54,260
CTBC Financial Holding Co.,
Ltd. 5,247,000 8,486,568
CTCI Corp. 219,840 216,557
CviLux Corp. 45,650 124,025
Cyberlink Corp. 23,000 61,099
CyberPower Systems, Inc. 20,400 118,303
Cystech Electronics Corp. 10,000 27,264
DA CIN Construction Co., Ltd. 83,600 183,033
Dafeng TV, Ltd. 22,000 33,730
Dah San Electric Wire & Cable
Co., Ltd. 16,000 25,065
Da-Li Development Co., Ltd. 109,987 164,264
Darfon Electronics Corp. 77,000 76,095
Darwin Precisions Corp. 125,100 51,082
De Licacy Industrial Co., Ltd. 128,934 46,092
Delpha Construction Co., Ltd. 137,000 114,058
Depo Auto Parts Ind Co., Ltd. 37,000 177,534
DFI, Inc. 11,000 20,937
Dimerco Express Corp. 35,500 88,778
*DONPON PRECISION, Inc. 37,100 57,943
Draytek Corp. 24,000 21,277
Drewloong Precision, Inc. 3,000 13,823
Dyaco International, Inc. 53,288 33,781
Dynamic Holding Co., Ltd. 84,409 383,555
Dynapack International
Technology Corp. 59,000 634,620
E Ink Holdings, Inc. 255,000 1,418,017
E.Sun Financial Holding Co.,
Ltd. 900,436 955,658
Eastech Holding, Ltd. 23,000 71,624
Eastern Media International
Corp. 101,370 66,034
Eclat Textile Co., Ltd. 17,000 214,458
ECOVE Environment Corp. 5,000 46,949
#*Edom Technology Co., Ltd. 111,000 139,500
Elan Microelectronics Corp. 56,000 208,198
E-Lead Electronic Co., Ltd. 20,000 31,967
Electricity Generating PCL 31,000 26,498
E-LIFE MALL Corp. 11,000 21,462
Elite Advanced Laser Corp. 34,000 272,259
Emerging Display
Technologies Corp. 34,000 25,335
Ennoconn Corp. 25,000 225,612
*Ennostar, Inc. 80,000 89,355
EnTie Commercial Bank Co.,
Ltd. 49,000 20,864
#Episil-Precision, Inc. 29,000 58,977
Eson Precision Ind Co., Ltd. 61,000 163,597
Eternal Materials Co., Ltd. 304,650 597,296

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Eurocharm Holdings Co., Ltd. 16,000 $ 70,925
EVA Airways Corp. 1,120,000 1,331,045
Ever Ohms Technology Co.,
Ltd. 23,000 22,730
*Everest Textile Co., Ltd. 98,000 20,709
Evergreen International
Storage & Transport Corp. 85,500 153,503
Evergreen Marine Corp.
Taiwan, Ltd. 452,000 2,671,497
EVERGREEN Steel Corp. 73,000 238,926
#Everlight Chemical Industrial
Corp. 251,000 166,296
Everlight Electronics Co., Ltd. 141,000 249,113
Evertop Wire Cable Corp. 32,000 29,387
#Excelsior Medical Co., Ltd. 48,439 121,136
Far Eastern Department
Stores, Ltd. 312,000 218,608
Far Eastern International Bank 914,378 363,194
Far Eastern New Century
Corp. 923,000 815,361
Far EasTone
Telecommunications Co., Ltd. 278,000 784,442
Faraday Technology Corp. 64,000 339,625
Farglory F T Z Investment
Holding Co., Ltd. 56,263 82,240
Farglory Land Development
Co., Ltd. 103,000 216,670
FDC International Hotels Corp. 14,000 17,861
Feedback Technology Corp. 16,800 73,136
Feng Hsin Steel Co., Ltd. 148,000 303,807
Feng TAY Enterprise Co., Ltd. 5,000 15,284
#FIC Global, Inc. 61,000 107,773
*FineMat Applied Materials
Co., Ltd. 19,000 20,769
Firich Enterprises Co., Ltd. 93,000 69,743
First Financial Holding Co.,
Ltd. 3,091,465 2,829,177
First Insurance Co., Ltd. (The) 84,000 72,336
*First Steamship Co., Ltd. 253,000 44,377
*FLEXium Interconnect, Inc. 40,000 75,755
Flytech Technology Co., Ltd. 25,000 72,847
FocalTech Systems Co., Ltd. 101,000 172,666
Forcecon Tech Co., Ltd. 24,638 65,921
Forest Water Environment
Engineering Co., Ltd. 28,896 33,744
#Formosa Advanced
Technologies Co., Ltd. 64,000 160,661
Formosa Laboratories, Inc. 36,000 65,777
Formosa Oilseed Processing
Co., Ltd. 21,100 19,008
Formosa Optical Technology
Co., Ltd. 10,000 31,204
Formosa Petrochemical Corp. 246,000 417,426
#Formosa Plastics Corp. 1,003,000 1,507,528
Formosa Sumco Technology
Corp. 32,000 143,375
Formosan Union Chemical
Corp. 104,000 56,180
Shares Value
TAIWAN — (Continued)
Founding Construction &
Development Co., Ltd. 62,000 $ 28,173
#Foxsemicon Integrated
Technology, Inc. 35,000 315,856
Franbo Lines Corp. 84,988 54,687
Froch Enterprise Co., Ltd. 53,000 29,473
Fu Chun Shin Machinery
Manufacture Co., Ltd. 83,380 70,344
#Fu Hua Innovation Co., Ltd. 161,340 86,386
Fubon Financial Holding Co.,
Ltd. 3,036,247 8,770,094
#Fulgent Sun International
Holding Co., Ltd. 71,655 215,398
#*Fulltech Fiber Glass Corp. 179,428 523,403
Fusheng Precision Co., Ltd. 33,000 281,554
Fwusow Industry Co., Ltd. 94,724 40,785
#G Shank Enterprise Co., Ltd. 62,888 167,462
#Gallant Precision Machining
Co., Ltd. 55,000 153,797
Gamania Digital Entertainment
Co., Ltd. 46,000 73,816
GEM Services, Inc. 12,000 29,895
#Gemtek Technology Corp. 236,000 213,727
*General Interface Solution
GIS Holding, Ltd. 79,000 98,405
Generalplus Technology, Inc. 26,000 33,460
Genesys Logic, Inc. 6,000 19,161
Genius Electronic Optical Co.,
Ltd. 31,000 447,220
GeoVision, Inc. 25,000 38,132
Getac Holdings Corp. 140,000 500,477
Giant Manufacturing Co., Ltd. 119,000 337,677
*Giantplus Technology Co.,
Ltd. 97,000 36,679
#Gigabyte Technology Co.,
Ltd. 231,000 1,710,296
Global Brands Manufacture,
Ltd. 156,880 540,880
Global Lighting Technologies,
Inc. 26,000 33,047
Global Mixed Mode
Technology, Inc. 21,000 162,154
Global PMX Co., Ltd. 26,000 94,185
Globaltek Fabrication Co., Ltd. 9,000 16,416
#Globalwafers Co., Ltd. 94,000 1,484,525
Globe Union Industrial Corp. 96,000 30,810
#Gloria Material Technology
Corp. 183,000 198,294
#GMI Technology, Inc. 38,542 48,621
Golden Long Teng
Development Co., Ltd. 23,000 21,231
#Goldsun Building Materials
Co., Ltd. 309,000 346,115
Good Will Instrument Co., Ltd. 17,000 26,713
#Gordon Auto Body Parts 140,000 151,033
Gourmet Master Co., Ltd. 31,000 73,880
Grand Fortune Securities Co.,
Ltd. 119,000 56,910
Grape King Bio, Ltd. 46,000 176,867

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#Great Wall Enterprise Co.,
Ltd. 226,000 $ 365,536
#Greatek Electronics, Inc. 152,000 431,802
GTM Holdings Corp. 53,000 55,324
Gudeng Precision Industrial
Co., Ltd. 20,000 255,799
*Hai Kwang Enterprise Corp. 44,420 23,360
Hanpin Electron Co., Ltd. 15,000 21,926
*Harvatek Corp. 42,000 27,626
Heran Co., Ltd. 20,400 39,348
#Hey Song Corp. 103,000 121,427
Hi-Clearance, Inc. 6,000 26,025
Highlight Tech Corp. 19,600 27,653
Highwealth Construction Corp. 424,428 501,707
HIM International Music, Inc. 8,000 23,845
*Hitron Technology, Inc. 53,000 50,524
Hiwin Mikrosystem Corp. 9,000 33,317
#Hiwin Technologies Corp. 114,000 905,624
Hiyes International Co., Ltd. 29,000 70,772
Hocheng Corp. 105,000 61,725
Holiday Entertainment Co.,
Ltd. 16,000 30,353
*Holtek Semiconductor, Inc. 27,000 40,238
Holy Stone Enterprise Co., Ltd. 83,700 277,936
Hon Hai Precision Industry
Co., Ltd. 3,661,000 25,651,430
Hong Pu Real Estate
Development Co., Ltd. 52,000 37,096
Hong TAI Electric Industrial 94,000 108,278
#Hota Industrial Manufacturing
Co., Ltd. 59,000 115,863
Hsin Kuang Steel Co., Ltd. 78,000 97,903
Hsin Yung Chien Co., Ltd. 4,000 11,376
Hu Lane Associate, Inc. 39,581 145,898
#HUA ENG Wire & Cable Co.,
Ltd. 168,000 203,661
Hua Nan Financial Holdings
Co., Ltd. 1,069,444 1,124,836
#Hua Yu Lien Development
Co., Ltd. 39,000 75,596
Huaku Development Co., Ltd. 107,995 365,474
Huang Hsiang Construction
Corp. 47,331 55,799
Hung Ching Development &
Construction Co., Ltd. 52,000 47,753
Hung Sheng Construction, Ltd. 121,000 77,091
Hwa Fong Rubber Industrial
Co., Ltd. 53,000 25,094
Hwacom Systems, Inc. 29,000 55,106
Ibase Technology, Inc. 49,000 65,629
IBF Financial Holdings Co.,
Ltd. 1,114,264 591,300
Ichia Technologies, Inc. 387,000 654,223
#I-Chiun Precision Industry
Co., Ltd. 80,122 325,886
Info-Tek Corp. 13,000 13,322
#Innolux Corp. 1,796,531 1,244,499
Inpaq Technology Co., Ltd. 40,401 108,095
Shares Value
TAIWAN — (Continued)
#Integrated Service
Technology, Inc. 32,160 $ 137,960
*IntelliEPI, Inc. 15,000 186,845
#Inventec Corp. 1,084,000 1,550,048
#Iron Force Industrial Co., Ltd. 21,445 65,350
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 47,000 69,820
ITE Technology, Inc. 43,000 163,966
#ITEQ Corp. 107,000 362,107
Jarllytec Co., Ltd. 13,325 37,684
Jean Co., Ltd. 64,219 43,364
Jia Wei Lifestyle, Inc. 27,300 30,145
Jih Lin Technology Co., Ltd. 29,000 49,946
Jiin Yeeh Ding Enterprise Co.,
Ltd. 38,000 120,750
#Jinan Acetate Chemical Co.,
Ltd. 67,000 104,854
#*Jochu Technology Co., Ltd. 21,211 29,892
JPC connectivity, Inc. 12,000 53,956
K Laser Technology, Inc. 34,000 17,718
Kedge Construction Co., Ltd. 27,136 74,329
Kenda Rubber Industrial Co.,
Ltd. 227,200 142,948
Kent Industrial Co., Ltd. 21,000 17,350
Kerry TJ Logistics Co., Ltd. 70,000 72,513
KGI Financial Holding Co., Ltd. 4,795,301 2,750,403
KHGEARS International, Ltd. 10,000 59,422
Kindom Development Co., Ltd. 144,200 141,817
King Chou Marine Technology
Co., Ltd. 17,000 28,036
King Yuan Electronics Co., Ltd. 539,000 5,069,717
*King's Town Construction
Co., Ltd. 21,000 27,693
*Kinko Optical Co., Ltd. 99,000 206,053
Kinpo Electronics 636,000 532,526
#Kinsus Interconnect
Technology Corp. 146,000 1,169,113
KMC Kuei Meng International,
Inc. 18,000 51,935
KS Terminals, Inc. 49,000 73,959
Kung Long Batteries Industrial
Co., Ltd. 26,000 102,034
*Kung Sing Engineering Corp. 239,000 160,624
#Kuo Toong International Co.,
Ltd. 130,000 212,742
Kwong Lung Enterprise Co.,
Ltd. 34,000 53,101
L&K Engineering Co., Ltd. 47,142 861,349
Lanner Electronics, Inc. 35,000 75,183
#Largan Precision Co., Ltd. 34,000 2,603,750
Laster Tech Co., Ltd. 33,000 23,174
Leadtrend Technology Corp. 16,319 28,054
Lelon Electronics Corp. 72,000 247,092
Lemtech Holdings Co., Ltd. 15,750 44,643
Leo Systems, Inc. 11,000 10,504
*Leofoo Development Co., Ltd. 36,000 18,761
Lien Hwa Industrial Holdings
Corp. 214,918 313,806

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#*Lingsen Precision Industries,
Ltd. 191,000 $ 165,691
Lintes Technology Co., Ltd. 3,000 12,488
Lion Travel Service Co., Ltd. 21,000 112,774
Lite-On Technology Corp. 647,000 3,371,719
Liton Technology Corp. 40,000 60,756
Long Da Construction &
Development Corp. 67,000 65,680
*Longchen Paper & Packaging
Co., Ltd. 61,000 19,306
#Longwell Co. 81,000 404,099
Lotus Pharmaceutical Co., Ltd. 66,000 757,102
Loyalty Founder Enterprise
Co., Ltd. 37,000 35,095
Lucky Cement Corp. 40,000 19,066
Lumax International Corp., Ltd. 29,400 111,640
*Lung Yen Life Service Corp. 49,000 78,163
Lungteh Shipbuilding Co., Ltd. 30,000 138,704
Luxe Green Energy
Technology Co., Ltd. 51,330 39,064
Macauto Industrial Co., Ltd.,
Class A 18,000 31,745
Macnica Galaxy, Inc. 8,000 21,481
Macroblock, Inc. 8,000 14,134
*Macronix International Co.,
Ltd. 215,000 634,001
Marketech International Corp. 1,000 9,024
Materials Analysis Technology,
Inc. 17,000 109,120
Mayer Steel Pipe Corp. 74,400 57,567
MediaTek, Inc. 67,000 3,747,061
Mega Financial Holding Co.,
Ltd. 2,237,503 2,758,663
Megaforce Co., Ltd. 6,000 7,302
*Mercuries & Associates
Holding, Ltd. 139,000 66,254
Mercuries Data Systems, Ltd. 54,000 43,670
Merida Industry Co., Ltd. 82,000 219,917
#Merry Electronics Co., Ltd. 81,784 259,359
METAAGE Corp. 43,000 60,599
Micro-Star International Co.,
Ltd. 233,000 667,830
Mildef Crete, Inc. 20,000 62,726
MIN AIK Technology Co., Ltd. 85,000 95,615
Mosel Vitelic, Inc. 30,000 31,363
#Motech Industries, Inc. 264,000 195,462
MPI Corp. 30,000 2,397,521
MSSCORPS Co., Ltd. 15,000 84,128
Nak Sealing Technologies
Corp. 24,000 86,559
Namchow Holdings Co., Ltd. 62,000 73,978
Nan Kang Rubber Tire Co.,
Ltd. 170,000 192,040
Nan Pao Resins Chemical
Co., Ltd. 15,000 147,998
Nan Ya Plastics Corp. 1,151,000 2,776,006
Nan Ya Printed Circuit Board
Corp. 71,000 876,501
Shares Value
TAIWAN — (Continued)
Nang Kuang Pharmaceutical
Co., Ltd. 25,000 $ 28,916
*Nanya Technology Corp. 261,000 2,707,865
National Aerospace Fasteners
Corp. 8,853 30,382
National Petroleum Co., Ltd.,
Class A 6,000 10,963
Netronix, Inc. 5,000 17,080
*New Asia Construction &
Development Corp. 41,000 18,956
#Nexcom International Co.,
Ltd. 27,000 62,803
#Nichidenbo Corp. 64,000 188,116
#Nien Made Enterprise Co.,
Ltd. 13,000 176,390
Niko Semiconductor Co., Ltd. 26,666 41,351
Nishoku Technology, Inc. 12,000 43,470
North-Star International Co.,
Ltd. 56,000 43,241
Nova Technology Corp. 11,000 67,461
Novatek Microelectronics
Corp. 90,000 1,072,450
Nuvoton Technology Corp. 81,000 160,868
#O-Bank Co., Ltd. 435,000 126,201
Optimax Technology Corp. 44,000 34,884
Orient Semiconductor
Electronics, Ltd. 197,000 363,702
O-TA Precision Industry Co.,
Ltd. 20,000 45,313
Pacific Hospital Supply Co.,
Ltd. 4,000 10,372
Paiho Shih Holdings Corp. 77,805 57,111
Pan German Universal Motors,
Ltd. 10,000 86,431
#Pan Jit International, Inc. 139,000 399,288
#Pan-International Industrial
Corp. 229,000 375,481
Panion & BF Biotech, Inc. 5,000 10,359
Parade Technologies, Ltd. 31,000 521,099
Parpro Corp. 15,000 30,553
*PChome Online, Inc. 69,000 61,830
#PCL Technologies, Inc. 34,000 139,911
P-Duke Technology Co., Ltd. 22,000 72,355
Pegatron Corp. 492,000 1,089,685
Pegavision Corp. 15,000 138,227
PharmaEngine, Inc. 31,000 65,507
Phison Electronics Corp. 51,000 3,857,007
Phoenix Tours International,
Inc. 12,600 20,179
#Pixart Imaging, Inc. 48,000 304,290
Podak Co., Ltd. 9,000 13,484
Posiflex Technology, Inc. 14,000 79,631
*Powerchip Semiconductor
Manufacturing Corp. 793,000 1,751,303
Powertech Technology, Inc. 255,000 2,058,151
President Chain Store Corp. 5,000 33,921
President Securities Corp. 349,900 326,885
Primax Electronics, Ltd. 175,000 437,639

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Prince Housing &
Development Corp. 350,000 $ 93,756
Promate Electronic Co., Ltd. 84,999 118,437
PSS Co., Ltd., Class F 6,000 26,787
Qisda Corp. 471,140 377,271
QST International Corp. 31,189 43,409
#Qualipoly Chemical Corp. 20,000 98,189
Quang Viet Enterprise Co.,
Ltd. 20,387 44,311
Quanta Computer, Inc. 382,000 3,398,793
#Quanta Storage, Inc. 109,000 367,143
Radiant Opto-Electronics Corp. 158,000 612,520
*Radium Life Tech Co., Ltd. 404,932 138,323
Rafael Microelectronics, Inc. 3,000 14,061
#Raydium Semiconductor
Corp. 43,000 316,317
Realtek Semiconductor Corp. 37,000 568,462
Rechi Precision Co., Ltd. 96,000 77,636
Rexon Industrial Corp., Ltd. 43,000 36,277
Rich Development Co., Ltd. 239,990 60,398
*Ritek Corp. 418,000 180,642
Ruentex Development Co.,
Ltd. 383,300 350,780
Sakura Development Co., Ltd. 26,000 39,161
Sampo Corp. 107,000 81,942
San Fang Chemical Industry
Co., Ltd. 56,000 56,142
San Fu Chemical Co., Ltd. 8,000 31,649
San Lien Technology Corp.,
Ltd. 10,000 26,501
San Shing Fastech Corp.,
Class A 7,000 13,391
Sanyang Motor Co., Ltd. 184,000 349,641
Savior Lifetec Corp. 97,000 63,804
SCI Pharmtech, Inc. 28,000 46,177
ScinoPharm Taiwan, Ltd. 86,000 67,363
SciVision Biotech, Inc. 8,000 19,955
#SDI Corp. 47,000 132,622
Sea Sonic Electronics Co., Ltd. 10,000 20,591
Securitag Assembly Group
Co., Ltd. 9,000 30,887
Senao International Co., Ltd. 24,000 22,078
Senao Networks, Inc. 13,815 59,264
Sensortek Technology Corp. 10,000 58,468
Sercomm Corp. 97,000 264,770
Sesoda Corp. 66,000 70,048
Shanghai Commercial &
Savings Bank, Ltd. (The) 828,466 1,039,860
Sharehope Medicine Co., Ltd. 33,434 25,338
#ShenMao Technology, Inc. 33,000 117,969
#Shieh Yih Machinery Industry
Co., Ltd. 62,000 72,501
#Shih Her Technologies, Inc. 30,053 171,418
*Shih Wei Navigation Co., Ltd. 185,910 104,859
Shihlin Electric & Engineering
Corp. 72,000 523,928
Shin Ruenn Development Co.,
Ltd. 26,000 38,748
#Shin Zu Shing Co., Ltd. 73,246 488,772
Shares Value
TAIWAN — (Continued)
Shinkong Insurance Co., Ltd. 66,000 $ 235,939
Shinkong Synthetic Fibers
Corp. 264,000 125,415
*Shuttle, Inc. 120,000 62,154
*Sigurd Microelectronics Corp. 255,000 1,053,384
Silergy Corp. 96,000 855,672
Simplo Technology Co., Ltd. 79,000 867,318
Sinbon Electronics Co., Ltd. 27,000 200,334
Sincere Navigation Corp. 192,000 178,456
Sinmag Equipment Corp. 6,000 24,690
Sino-American Silicon
Products, Inc. 277,000 1,056,244
Sinon Corp. 167,000 240,922
SinoPac Financial Holdings
Co., Ltd. 4,185,212 3,803,529
Sinopower Semiconductor, Inc. 9,000 39,895
Sinphar Pharmaceutical Co.,
Ltd. 56,486 55,732
Sinyi Realty, Inc. 87,000 60,682
Sitronix Technology Corp. 38,000 236,066
Siward Crystal Technology
Co., Ltd. 49,000 43,597
Sixxon Tech Co., Ltd. 2,000 9,183
Solar Applied Materials
Technology Corp. 231,000 469,047
Solteam, Inc. 32,000 50,842
Sonix Technology Co., Ltd. 49,000 56,910
Southeast Cement Co., Ltd. 49,000 25,302
Speed Tech Corp. 55,000 63,791
Sporton International, Inc. 6,000 33,365
#Sports Gear Co., Ltd. 27,000 87,083
St. Shine Optical Co., Ltd. 19,000 68,224
Standard Chemical &
Pharmaceutical Co., Ltd. 35,000 67,954
Standard Foods Corp. 151,000 139,148
#*Starlux Airlines Co., Ltd. 465,000 339,109
Sun Max Tech, Ltd. 14,473 30,629
Sunjuice Holdings Co., Ltd. 6,307 31,465
Sunny Friend Environmental
Technology Co., Ltd. 26,000 63,534
Sunonwealth Electric Machine
Industry Co., Ltd. 56,000 254,465
Sunplus Innovation
Technology, Inc. 5,000 19,145
#*Sunplus Technology Co.,
Ltd. 170,000 118,843
Sunrex Technology Corp. 54,000 64,519
Sunspring Metal Corp. 53,000 37,220
Superalloy Industrial Co., Ltd. 77,000 112,552
#Superior Plating Technology
Co., Ltd. 45,000 87,798
#Supreme Electronics Co., Ltd. 255,933 688,018
Swancor Holding Co., Ltd. 23,000 85,145
Sweeten Real Estate
Development Co., Ltd. 38,312 31,287
Symtek Automation Asia Co.,
Ltd. 9,307 43,474
Syncmold Enterprise Corp. 50,000 108,039
Synmosa Biopharma Corp. 172,958 178,069

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Synnex Technology
International Corp. 308,000 $ 641,055
Systex Corp. 65,000 239,593
#TA Chen Stainless Pipe 671,131 838,114
Ta Ya Electric Wire & Cable 286,489 378,253
TA-I Technology Co., Ltd. 44,000 91,719
Tai Tung Communication Co.,
Ltd. 86,385 56,684
Taichung Commercial Bank
Co., Ltd. 1,052,551 668,923
TaiDoc Technology Corp. 23,000 98,300
#Taiflex Scientific Co., Ltd. 149,770 418,328
Taimide Tech, Inc. 55,000 109,406
Tainan Enterprises Co., Ltd. 44,000 36,142
Tai-Saw Technology Co., Ltd. 39,000 37,302
TaiSol Electronics Co., Ltd. 7,000 11,322
Taisun Enterprise Co., Ltd. 88,000 51,033
#TAI-TECH Advanced
Electronics Co., Ltd. 42,000 207,531
Taiwan Business Bank 2,283,126 1,117,259
#Taiwan Chinsan Electronic
Industrial Co., Ltd. 41,000 76,997
Taiwan Cogeneration Corp. 179,000 245,435
Taiwan Cooperative Financial
Holding Co., Ltd. 1,959,328 1,466,227
Taiwan Fertilizer Co., Ltd. 239,000 352,386
*Taiwan Fire & Marine
Insurance Co., Ltd. 48,300 75,205
Taiwan Fructose Co., Ltd. 17,000 10,048
Taiwan FU Hsing Industrial
Co., Ltd. 35,200 53,633
#*Taiwan Glass Industry Corp. 481,000 737,472
Taiwan Hon Chuan Enterprise
Co., Ltd. 97,288 370,974
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 71,608 80,323
*Taiwan Mask Corp. 63,000 78,074
#*Taiwan Mobile Co., Ltd. 283,000 948,729
Taiwan Navigation Co., Ltd. 85,000 84,136
Taiwan Optical Platform Co.,
Ltd. 5,150 12,274
Taiwan Paiho, Ltd. 118,000 187,480
Taiwan PCB Techvest Co.,
Ltd. 82,000 92,240
Taiwan Sakura Corp. 41,000 108,395
Taiwan Sanyo Electric Co.,
Ltd. 21,000 22,955
#Taiwan Semiconductor Co.,
Ltd. 122,000 246,559
Taiwan Surface Mounting
Technology Corp. 86,000 251,961
Taiwan Union Technology
Corp. 85,000 1,358,596
Taiyen Biotech Co., Ltd. 40,000 40,165
#Tatung Co., Ltd. 605,200 748,086
*TBI Motion Technology Co.,
Ltd. 20,000 30,410
TCC Group Holdings Co., Ltd. 1,549,188 1,299,605
TCI Co., Ltd. 40,000 192,564
Shares Value
TAIWAN — (Continued)
Te Chang Construction Co.,
Ltd. 21,000 $ 44,976
Teco Electric and Machinery
Co., Ltd. 284,000 738,201
Test Research, Inc. 6,000 34,318
Test Rite International Co., Ltd. 42,000 27,026
*Thermaltake Technology Co.,
Ltd. 17,000 16,989
#Thinking Electronic Industrial
Co., Ltd. 30,000 159,199
Thye Ming Industrial Co., Ltd. 31,556 70,693
Ton Yi Industrial Corp. 275,000 156,419
Tong Hsing Electronic
Industries, Ltd. 61,420 274,214
Tong Yang Industry Co., Ltd. 222,000 772,450
*Tong-Tai Machine & Tool
Co., Ltd. 57,000 60,677
Topco Scientific Co., Ltd. 57,000 585,033
Topco Technologies Corp. 15,000 29,695
Topkey Corp. 24,000 120,496
Topoint Technology Co., Ltd. 65,013 423,504
Transcend Information, Inc. 63,000 533,508
#Trigold Holdings, Ltd. 22,000 43,133
Triocean Industrial Corp. Co.,
Ltd. 14,000 38,659
Tripod Technology Corp. 166,000 1,975,437
TS Financial Holding Co., Ltd. 5,317,139 3,835,369
*TS Financial Holding Co., Ltd. 502,003 148,511
TSC Auto ID Technology Co.,
Ltd. 8,000 49,317
TSRC Corp. 237,000 114,847
TTY Biopharm Co., Ltd. 59,000 159,921
Tung Ho Steel Enterprise
Corp. 170,000 374,897
Tung Thih Electronic Co., Ltd. 26,000 46,597
#TURVO International Co.,
Ltd. 15,000 137,989
TXC Corp. 92,000 252,583
TYC Brother Industrial Co.,
Ltd. 161,000 252,218
Tyntek Corp. 100,000 61,805
Ubright Optronics Corp. 12,000 21,430
#UDE Corp. 46,000 159,326
Ultra Chip, Inc. 20,000 30,251
U-Ming Marine Transport Corp. 245,000 484,239
Unic Technology Corp. 21,000 19,619
Unimicron Technology Corp. 496,961 5,977,113
Union Bank Of Taiwan 272,512 161,931
Union Insurance Co., Ltd. 18,000 16,416
#Uni-President Enterprises
Corp. 1,034,000 2,355,825
Unitech Computer Co., Ltd. 29,000 37,644
#Unitech Printed Circuit Board
Corp. 303,237 499,132
#United Alloy-Tech Co. 67,000 127,741
#*United Fiber Optical
Communication, Inc. 62,000 78,805
United Microelectronics Corp. 1,936,000 3,838,780

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#United Microelectronics
Corp., Sponsored ADR 419,697 $ 4,272,515
United Orthopedic Corp. 33,000 112,202
United Radiant Technology 53,000 41,430
*United Renewable Energy
Co., Ltd. 107,000 38,081
Univacco Technology, Inc. 25,000 36,146
Universal Cement Corp. 168,356 158,619
*Universal Microelectronics
Co., Ltd. 5,000 6,308
Universal Vision Biotechnology
Co., Ltd. 8,000 36,352
UPI Semiconductor Corp. 25,000 161,265
Userjoy Technology Co., Ltd. 10,000 23,769
USI Corp. 65,000 24,889
Utechzone Co., Ltd. 38,000 129,202
Value Valves Co., Ltd. 14,000 36,346
#Vanguard International
Semiconductor Corp. 382,000 1,741,881
Ventec International Group
Co., Ltd. 27,000 77,045
Viking Tech Corp. 18,000 32,660
Visco Vision, Inc. 10,000 54,020
Vivotek, Inc. 14,000 44,086
Vizionfocus, Inc. 13,000 72,291
#*Wafer Works Corp. 251,245 294,995
Waffer Technology Corp. 39,000 71,506
Wah Hong Industrial Corp. 32,000 42,199
Wah Lee Industrial Corp. 66,000 261,106
#Walsin Lihwa Corp. 736,291 1,017,752
#Walton Advanced
Engineering, Inc. 123,000 309,943
Wan Hai Lines, Ltd. 243,450 568,591
*We & Win Development Co.,
Ltd. 49,000 16,271
*WEI Chih Steel Industrial Co.,
Ltd. 51,000 32,574
Wei Chuan Foods Corp. 96,000 44,538
#Weikeng Industrial Co., Ltd. 162,000 158,551
Well Shin Technology Co., Ltd. 30,000 48,808
Welldone Co. 13,000 20,159
Weltrend Semiconductor 44,000 72,984
#Win Semiconductors Corp. 138,000 1,028,313
*Winbond Electronics Corp. 967,194 3,949,299
Winstek Semiconductor Co.,
Ltd. 36,000 159,581
Wisdom Marine Lines Co., Ltd. 167,000 375,180
#Wistron Corp. 1,176,000 4,876,644
WITS Corp. 19,000 73,657
#WNC Corp. 147,726 868,424
#Wonderful Hi-Tech Co., Ltd. 88,000 132,266
WPG Holdings, Ltd. 544,000 1,111,509
WT Microelectronics Co., Ltd. 277,839 1,377,276
XAC Automation Corp. 22,000 17,687
XinTec, Inc. 8,000 42,453
Xxentria Technology Materials
Corp. 50,070 60,619
Yageo Corp. 652,516 5,753,835
*YC INOX Co., Ltd. 142,974 102,449
Shares Value
TAIWAN — (Continued)
Yea Shin International
Development Co., Ltd. 109,657 $ 85,719
Yem Chio Co., Ltd. 175,440 75,260
Yen Sun Technology Corp. 37,000 59,492
YFC-Boneagle Electric Co.,
Ltd. 37,000 33,155
YFY, Inc. 50,000 39,720
*Yieh Phui Enterprise Co., Ltd. 99,102 48,968
*Young Optics, Inc. 8,000 13,778
Youngtek Electronics Corp. 41,000 92,892
Yuanta Financial Holding Co.,
Ltd. 3,584,713 4,903,778
Yuanta Futures Co., Ltd. 40,075 119,576
Yuen Foong Yu Consumer
Products Co., Ltd. 29,000 35,386
#Yulon Motor Co., Ltd. 239,528 236,331
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 6,000 14,509
YungShin Global Holding
Corp. 48,000 84,957
Yusin Holding Corp. 10,000 21,926
Zeng Hsing Industrial Co., Ltd. 23,000 70,308
Zenitron Corp. 68,000 99,396
Zero One Technology Co., Ltd. 25,000 88,576
Zhen Ding Technology
Holding, Ltd. 260,000 1,615,189
ZillTek Technology Corp. 16,000 93,549
Zippy Technology Corp. 41,000 65,532
Zyxel Group Corp. 96,098 111,305
TOTAL TAIWAN 291,733,299
THAILAND — (1.1%)
AAPICO Hitech PCL, Class F 99,200 40,985
*Absolute Clean Energy PCL,
Class F 428,400 17,564
Amata Corp. PCL, Class F 292,100 144,820
AP Thailand PCL 211,300 60,774
AP Thailand PCL - NVDR 711,600 204,671
Asian Sea Corp. PCL, Class F 65,500 15,509
#Asset World Corp. PCL
- NVDR 178,900 12,395
#Asset World Corp. PCL,
Class F 1,975,000 136,835
Bangchak Corp. PCL - NVDR 216,600 208,236
Bangchak Corp. PCL, Class F 24,700 23,746
Bangkok Bank PCL - NVDR 400,800 2,012,598
Bangkok Bank PCL, Class F 52,300 262,622
Bangkok Land PCL, Class F 5,271,520 75,391
Bangkok Life Assurance PCL
- NVDR 181,800 123,068
Banpu PCL - NVDR 2,209,900 375,750
Banpu PCL, Class F 1,047,600 178,124
BEC World PCL 491,200 28,724
Berli Jucker PCL - NVDR 43,300 19,954
#Berli Jucker PCL, Class F 295,500 136,175
Cal-Comp Electronics Thailand
PCL 8 1
#Cal-Comp Electronics
Thailand PCL - NVDR 14,950 2,271

Dimensional Emerging Markets Value ETF
continued
Shares Value
THAILAND — (Continued)
#Charoen Pokphand Foods
PCL - NVDR 256,600 $ 168,810
Charoen Pokphand Foods
PCL, Class F 237,500 156,245
#CP AXTRA PCL - NVDR,
Class R 71,711 33,730
#CP AXTRA PCL, Class F 534,800 251,551
Eastern Polymer Group PCL 349,500 35,766
GFPT PCL 340,400 103,315
GFPT PCL - NVDR 44,900 13,628
Hana Microelectronics PCL,
Class F 233,000 129,589
Indorama Ventures PCL,
Class F 283,900 184,064
#IRPC PCL 3,838,500 141,511
IRPC PCL - NVDR 74,900 2,761
Kasikornbank PCL 79,600 475,602
Kasikornbank PCL - NVDR 58,000 346,544
Khon Kaen Sugar Industry
PCL, Class F 520,300 20,339
Kiatnakin Phatra Bank PCL
- NVDR 3,500 8,009
Krung Thai Bank PCL - NVDR 567,000 509,066
#Land & Houses PCL, Class F 793,900 98,402
LH Financial Group PCL,
Class F 1,845,815 57,489
Northeast Rubber PCL, Class
F 167,100 25,385
Origin Property PCL, Class F 358,600 19,603
Polyplex Thailand PCL, Class
A 184,600 47,521
Precious Shipping PCL
- NVDR 227,500 45,912
Precious Shipping PCL, Class
F 114,470 23,101
Pruksa Holding PCL 251,400 28,763
#PTT Exploration & Production
PCL - NVDR 20,000 77,864
PTT Exploration & Production
PCL, Class F 251,200 977,976
#PTT Global Chemical PCL
- NVDR 107,100 84,073
PTT Global Chemical PCL,
Class F 367,600 288,566
PTT PCL 424,000 458,160
PTT PCL - NVDR 3,226,100 3,486,013
Quality Houses PCL, Class F 630,900 25,866
Regional Container Lines PCL,
Class F 111,000 97,013
Rojana Industrial Park PCL
- NVDR 42,500 6,213
Rojana Industrial Park PCL,
Class F 300,800 43,975
S Hotels & Resorts PCL
- NVDR 190,400 10,105
S Hotels & Resorts PCL, Class
F 415,400 22,047
#Sansiri PCL 4,339,000 188,922
Sansiri PCL - NVDR 1,642,200 71,502
Shares Value
THAILAND — (Continued)
SC Asset Corp. PCL 799,900 $ 43,471
SCB X PCL - NVDR 22,000 94,740
SCG Packaging PCL, Class F 123,400 78,436
#Siam Cement PCL (The) 112,500 736,533
Siam Cement PCL (The)
- NVDR 78,400 513,282
SPCG PCL 242,500 73,987
Sri Trang Agro-Industry PCL
- NVDR 176,600 71,841
#Sri Trang Agro-Industry PCL,
Class F 152,000 61,834
Sri Trang Gloves Thailand
PCL, Class F 449,500 127,857
Star Petroleum Refining PCL 509,401 109,279
#Supalai PCL 267,600 154,785
Supalai PCL - NVDR 133,800 77,393
*Super Energy Corp. PCL,
Class F 8,618,400 30,129
Thai Oil PCL - NVDR 341,019 463,326
Thai Union Group PCL, Class
F 128,600 48,228
Thoresen Thai Agencies PCL
- NVDR 146,800 19,688
Thoresen Thai Agencies PCL,
Class F 417,200 55,954
TMBThanachart Bank PCL
- NVDR 301,400 19,349
TPI Polene PCL, Class F 3,292,300 76,383
TPI Polene Power PCL 1,136,312 66,088
TOTAL THAILAND 15,767,797
TURKEY — (0.8%)
Akbank TAS 403,133 861,558
*Akfen Yenilenebilir Enerji A/S 75,907 32,637
*Aksa Enerji Uretim A/S, Class
B 50,068 84,843
Alarko Holding A/S 86,868 215,710
Albaraka Turk Katilim Bankasi
A/S 278,742 59,219
Anadolu Anonim Turk Sigorta
Sirketi 4,576 3,007
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 554,826 245,059
*Arcelik A/S 3,669 9,617
#*Baticim Bati Anadolu
Cimento Sanayii A/S 53,683 5,962
*Bera Holding A/S 312,171 129,340
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 160 2,369
Bursa Cimento Fabrikasi A/S 281,560 45,187
*Can2 Termik A/S 2,432,618 117,457
#Dogan Sirketler Grubu
Holding A/S 330,078 164,840
Dogu Aras Enerji Yatirimlari
A/S 12,317 23,279
Dogus Otomotiv Servis ve
Ticaret A/S 56,741 299,149
Eregli Demir ve Celik
Fabrikalari TAS 922,326 597,602

Dimensional Emerging Markets Value ETF
continued
Shares Value
TURKEY — (Continued)
*Esenboga Elektrik Uretim A/S 200,536 $ 18,120
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 38,580 20,119
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 4,074 33,511
*Izmir Demir Celik Sanayi A/S 137,094 23,010
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 485,546 324,424
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 51,178 33,183
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 1,435,828 97,059
*Kayseri Seker Fabrikasi A/S 340,272 38,336
KOC Holding A/S 205,625 981,972
*Loras Holding A.S 273,943 26,769
Migros Ticaret A/S 148 2,168
*NET Holding A/S 74,774 82,558
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 178,274 23,733
*Parsan Makina Parcalari
Sanayii A/S 7,248 16,648
#*Pegasus Hava Tasimaciligi
A/S 31,340 146,639
*Polisan Holding A/S 67,330 28,237
*Qua Granite Hayal 378,616 22,895
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 7,008 2,965
*Sasa Polyester Sanayi A/S 1,173,674 68,814
Sekerbank Turk A/S 432,932 90,981
*Sok Marketler Ticaret A/S 32,540 48,519
*TAV Havalimanlari Holding
A/S 21,791 174,233
Tekfen Holding A/S 48,125 84,925
*Tukas Gida Sanayi ve Ticaret
A/S 1,609,836 107,341
Turcas Holding A/S 38,944 42,174
Turk Hava Yollari AO 214,782 1,501,268
*Turk Telekomunikasyon A/S 130,279 199,197
Turkcell Iletisim Hizmetleri A/S 533,187 1,433,114
Turkiye Garanti Bankasi A/S 128,897 478,040
#*Turkiye Halk Bankasi A/S 39,263 39,342
Turkiye Is Bankasi A/S 387,499 148,434
Turkiye Petrol Rafinerileri A/S 325,246 1,830,670
Turkiye Sise ve Cam
Fabrikalari A/S 315,910 330,492
*Turkiye Vakiflar Bankasi TAO 54,046 45,357
Ulker Biskuvi Sanayi A/S 10,357 32,243
*Yapi ve Kredi Bankasi A/S 252,074 238,092
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 52,061 57,529
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 42,704 12,578
#*Zorlu Enerji Elektrik Uretim
A/S, Class H 332,780 25,250
TOTAL TURKEY 11,807,774
UNITED ARAB EMIRATES — (1.5%)
Abu Dhabi Commercial Bank
PJSC 607,201 2,516,330
Shares Value
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi National Hotels 1,729,358 $ 205,772
Abu Dhabi National Insurance
Co. PSC 6,314 13,736
*Abu Dhabi Ports Co. PJSC 455,122 639,437
ADNOC Logistics & Services 118,737 181,372
Agthia Group PJSC 147,848 148,949
Ajman Bank PJSC 287,829 115,989
*Alpha Dhabi Holding PJSC 10,366 25,177
Amanat Holdings PJSC 513,814 180,475
*Bank of Sharjah 387,817 134,107
Dana Gas PJSC 2,319,532 589,885
Deyaar Development PJSC 725,416 201,469
Dubai Investments PJSC 978,757 1,065,995
Emaar Development PJSC 165,104 773,226
Emaar Properties PJSC 2,259,479 9,228,264
Emirates NBD Bank PJSC 583,974 4,945,092
*EMSTEEL Building Materials
PJSC 396,132 125,118
*Ghitha Holding PJSC 12,192 55,970
*Gulf Pharmaceutical
Industries PSC 69,678 22,008
*Modon Holding PSC 690,075 635,087
National Bank of Ras Al-
Khaimah PSC (The), Class K 18,977 48,261
National Central Cooling Co.
PJSC 229,984 187,862
NMDC Group PJSC 30,251 169,349
*RAK Properties PJSC 598,262 211,766
Ras Al Khaimah Ceramics
PJSC 124,793 86,307
Sharjah Islamic Bank 90,178 87,657
TOTAL UNITED ARAB
EMIRATES 22,594,660
TOTAL COMMON STOCKS 1,448,563,849
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
Banco do Estado do Rio
Grande do Sul SA, Class B
0.480% 102,516 352,649
Banco Pine SA 0.310% 13,753 35,121
Gerdau SA 2.770% 71,710 307,081
Marcopolo SA 14.030% 181,368 223,439
Petroleo Brasileiro SA -
Petrobras 3.120% 844,030 6,087,340
Randoncorp SA 0.730% 74,400 91,516
TOTAL BRAZIL 7,097,146
COLOMBIA — (0.1%)
Grupo Argos SA 4.720% 30,752 122,185
Grupo Aval Acciones y Valores
SA 2.830% 67,157 16,379
Grupo de Inversiones
Suramericana SA 2.880% 55,796 792,190
TOTAL COLOMBIA 930,754
TOTAL PREFERRED
STOCKS 8,027,900

Dimensional Emerging Markets Value ETF
continued
Shares Value
COLOMBIA — (Continued)
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
02/11/26 1,434 $ 1,951
*Banco BMG SA 03/02/26 4,286 655
*<Banco Pine SA 03/23/28 26 –
TOTAL BRAZIL 2,606
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 345,927 7,020
*Top Glove Corp. BHD
12/31/30 31,115 1,184
TOTAL MALAYSIA 8,204
THAILAND — (0.0%)
*Bangkok Ranch PCL 09/01/26 1,400 1
*Better World Green PCL
05/28/27 14,666 19
*Energy Absolute PCL
02/13/28 28,467 579
*Energy Absolute PCL
02/13/28 145,133 2,952
*Noble Development PCL
05/18/27 29,050 166
*Northeast Rubber PCL -
NVDR, Class A 05/15/26 27,850 62
*Origin Property PCL 05/18/28 44,525 410
*Origin Property PCL 05/18/28 53,500 493
TOTAL THAILAND 4,682
TOTAL RIGHTS/WARRANTS 15,492
TOTAL INVESTMENT SECURITIES — (98.9%)
(Cost $993,922,380) 1,456,607,241
SECURITIES LENDING COLLATERAL — (1.1%)
@§The DFA Short Term
Investment Fund 1,448,561 16,759,855
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,010,682,235) $ 1,473,367,096
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $29,900,629 which represented 2.0% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment

Dimensional Emerging Markets Value ETF
continued
As of January 31, 2026 , Dimensional Emerging Markets Value ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 21 03/20/26 $ 7,351,656 $ 7,314,037 ($37,619)
Total Futures Contracts ..............
$7,351,656 $7,314,037 ($37,619)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 49,931,220 $ — $ — $ 49,931,220
Cayman Islands ....................... — 24,737 — 24,737
Chile ................................ 5,760,206 — — 5,760,206
China ............................... 388,338,607 46,927 42,550 388,428,084
Colombia ............................ 2,330,035 — — 2,330,035
Czechia ............................. 2,028,547 — — 2,028,547
Greece .............................. 12,665,991 — — 12,665,991
Hong Kong ........................... 87,837 — — 87,837
Hungary ............................. 2,224,255 — — 2,224,255
India ................................ 214,189,299 43,551 — 214,232,850
Indonesia ............................ 20,517,053 — 3,062 20,520,115
Korea, Republic of ..................... 243,764,093 — 53,144 243,817,237
Kuwait .............................. 9,490,541 — 49,085 9,539,626
Malaysia ............................. 19,669,437 — — 19,669,437
Mexico .............................. 18,777,682 — — 18,777,682
Philippines ........................... 5,003,637 — — 5,003,637
Poland .............................. 21,284,112 — — 21,284,112
Qatar ............................... 8,716,686 — — 8,716,686
Saudi Arabia .......................... 38,129,332 — — 38,129,332
South Africa .......................... 43,488,693 — — 43,488,693
Taiwan .............................. 291,733,299 — — 291,733,299
Thailand ............................. — 15,767,797 — 15,767,797
Turkey .............................. 11,807,774 — — 11,807,774
United Arab Emirates ................... 22,594,660 — — 22,594,660
Preferred Stocks
Brazil ............................... 7,097,146 — — 7,097,146
Colombia ............................ 930,754 — — 930,754
Rights/Warrants
Brazil ............................... 655 1,951 — 2,606
Malaysia ............................. 8,204 — — 8,204
Thailand ............................. 4,682 — — 4,682
Securities Lending Collateral ............... — 16,759,855 — 16,759,855
Total Investments ........................ $1,440,574,437 $32,644,818 $147,841> $1,473,367,096
Financial Instruments
Liabilities
Futures Contracts** ...................... (37,619) — — (37,619)
Total Other Financial Instruments ........... $(37,619) $– $– $(37,619)

Dimensional Emerging Markets Value ETF
continued
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**
Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional Emerging Markets Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.7%)
BRAZIL — (3.3%)
Allied Tecnologia SA 132,210 $ 211,362
Allos SA 514,736 3,037,951
Alupar Investimento SA 137,699 892,911
Ambev SA 65,100 184,648
#Ambev SA, Sponsored ADR 1,019,076 2,833,031
Anima Holding SA 491,700 491,179
Armac Locacao Logistica E
Servicos SA 43,100 39,432
Auren Energia SA 167,699 360,667
*Axia Energia 93,302 940,938
Axia Energia 291,478 3,026,933
*Axia Energia , ADR 19,378 193,780
#Axia Energia , Sponsored
ADR 73,930 762,958
B3 SA - Brasil Bolsa Balcao 1,117,864 3,448,253
Banco ABC Brasil SA 117,678 602,826
ΩBanco BMG SA 208,652 199,663
Banco Bradesco SA 284,494 995,489
Banco Bradesco SA 130,789 532,344
Banco Bradesco SA,
Sponsored ADR 985,001 3,989,254
Banco BTG Pactual SA 212,073 2,428,355
Banco do Brasil SA 458,652 2,209,358
Banco Santander Brasil SA 699,381 4,851,738
Banco Santander Brasil SA,
Sponsored ADR 3,112 21,535
BB Seguridade Participacoes
SA 376,090 2,680,123
Bemobi Mobile Tech SA 89,299 422,825
Blau Farmaceutica SA 60,199 116,936
Boa Safra Sementes SA 111,835 186,265
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 91,050 370,944
*Brava Energia 26,899 97,104
C&A MODAS SA 439,073 1,000,495
Caixa Seguridade
Participacoes S/A 31,200 103,155
Camil Alimentos SA 29,300 37,272
*Cia Brasileira de Aluminio 321,929 625,959
*Cia Brasileira de Distribuicao 691,300 507,032
Cia de Ferro Ligas da Bahia
FERBASA 228,700 366,056
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 50,539 1,363,208
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 160,377 4,307,726
Cia de Saneamento de Minas
Gerais Copasa MG 256,959 2,510,424
Cia De Sanena Do Parana 211,915 461,428
Cia De Sanena Do Parana 879,165 1,479,394
Cia De Sanena Do Parana 267,370 2,383,863
Cia Energetica de Minas
Gerais 144,030 415,126
Shares Value
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais, Sponsored ADR 162,930 $ 350,299
Cia Paranaense de Energia
- Copel 800,508 2,015,203
#Cia Paranaense de Energia -
Copel, ADR 40,711 412,810
*Cia Siderurgica Nacional SA 1,017,839 1,957,700
Cogna Educacao SA 6,944,616 6,035,278
Construtora Tenda S/A 51,200 269,909
CPFL Energia SA 88,169 866,609
Cruzeiro do Sul Educacional
SA 329,703 453,412
CSU Digital SA 24,382 89,741
Cury Construtora e
Incorporadora SA 167,835 1,107,563
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 436,600 2,493,404
* Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 82,772 445,041
ΩDesktop SA 122,797 349,471
Dexco SA 528,218 578,103
* Diagnosticos da America SA 14,500 11,798
Dimed SA Distribuidora da
Medicamentos 135,087 341,359
Direcional Engenharia SA 240,438 640,641
EcoRodovias Infraestrutura e
Logistica SA 439,361 991,920
Embraer SA 603,900 11,182,799
Embraer SA, Sponsored ADR 150,068 11,023,995
Empreendimentos Pague
Menos S/A 315,136 394,857
Energisa S/A 237,053 2,309,606
* Eneva SA 635,384 2,563,114
Engie Brasil Energia SA 145,134 908,412
Equatorial Energia SA 761,003 5,947,846
Eucatex SA Industria e
Comercio 65,140 261,279
Even Construtora e
Incorporadora SA 189,191 287,280
EZ Tec Empreendimentos e
Participacoes SA 273,426 790,684
Fleury SA 288,492 915,804
Fras-Le SA 73,120 339,375
#Gerdau SA, Sponsored ADR 766,192 3,271,640
ΩGPS Participacoes e
Empreendimentos SA 187,605 671,510
Grendene SA 373,245 353,601
*Grupo Casas Bahia SA 95,170 58,532
Grupo Mateus SA 828,876 761,504
Grupo SBF SA 199,202 547,891
Guararapes Confeccoes SA 277,426 520,351
Ω* Hapvida Participacoes e
Investimentos S/A 55,068 136,735

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Hospital Mater Dei SA 56,600 $ 62,702
Hypera SA 311,361 1,499,252
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 6,925 16,322
Iochpe Maxion SA 234,217 492,990
Irani Papel e Embalagem SA 143,389 248,953
*IRB- Brasil Resseguros SA 111,897 1,236,401
Isa Energia Brasil SA 192,600 1,024,885
Itau Unibanco Holding SA,
Sponsored ADR 206,273 1,771,885
* Jalles Machado SA 116,656 65,508
*JBS NV 237,255 3,730,879
JHSF Participacoes SA 746,694 1,362,021
JSL SA 168,100 239,200
Kepler Weber SA 185,856 363,508
Klabin SA 1,176,732 4,306,365
Lavvi Empreendimentos
Imobiliarios SA 98,016 334,923
Localiza Rent a Car SA 384,613 3,554,817
* Localiza Rent a Car SA,
Class A 14,408 128,406
LOG Commercial Properties e
Participacoes SA 47,300 251,337
*Log-in Logistica Intermodal
SA 16,608 103,095
* Lojas Quero-Quero SA 385,800 186,432
Lojas Renner SA 1,468,094 4,186,503
ΩLWSA SA 462,631 432,097
M Dias Branco SA 93,737 444,555
Magazine Luiza SA 1,031,412 1,928,645
Mahle Metal Leve SA 12,113 79,495
Marcopolo SA 249,728 286,190
MBRF Global Foods Co. SA 302,956 1,080,343
MBRF Global Foods Co. SA,
ADR 16,700 58,450
Melnick Even Desenvolvimento
Imobiliario SA 169,001 128,795
Mills Locacao Servicos e
Logistica SA 199,500 590,626
Minerva SA 553,400 654,286
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 73,258 55,410
Motiva Infraestrutura de
Mobilidade SA 817,198 2,616,008
Moura Dubeux Engenharia S/A 120,501 657,795
Movida Participacoes SA 414,246 985,066
*MRV Engenharia e
Participacoes SA 870,706 1,342,093
Multiplan Empreendimentos
Imobiliarios SA 300,591 1,891,199
Neoenergia SA 93,975 581,561
* Oceanpact Servicos
Maritimos SA 195,113 351,055
Odontoprev SA 286,449 614,966
* Oncoclinicas do Brasil
Servicos Medicos SA 8,955 4,071
Shares Value
BRAZIL — (Continued)
Petroleo Brasileiro SA
- Petrobras 709,700 $ 5,475,028
#Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 971,750 13,954,330
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 59,036 905,612
Petroreconcavo S/A 235,545 508,382
Plano & Plano
Desenvolvimento Imobiliario
SA 42,938 123,921
Porto Seguro SA 185,928 1,784,153
Positivo Tecnologia SA 108,400 93,171
Priner Servicos Industriais SA 46,141 154,228
*PRIO SA 869,633 8,469,518
Profarma Distribuidora de
Produtos Farmaceuticos SA 60,186 105,530
Qualicorp Consultoria e
Corretora de Seguros SA 342,100 148,326
Raia Drogasil SA 398,962 1,866,963
ΩRede D'Or Sao Luiz SA 46,200 374,062
Romi SA 74,739 120,198
Rumo SA 295,800 833,916
Sao Carlos Empreendimentos
e Participacoes SA 18,000 51,742
Sao Martinho S/A 165,197 481,813
Sendas Distribuidora S/A 1,646,700 2,695,461
Sendas Distribuidora S/A, ADR 8,878 73,598
ΩSer Educacional SA 193,500 461,986
SIMPAR SA 712,800 910,818
SLC Agricola SA 238,253 730,382
Smartfit Escola de Ginastica e
Danca SA 244,286 1,033,032
Suzano SA 310,486 2,925,438
#Suzano SA, Class A,
Sponsored ADR 63,910 598,837
SYN prop e tech SA 48,989 47,533
Tegma Gestao Logistica SA 36,051 268,547
Telefonica Brasil SA 97,160 693,689
#Telefonica Brasil SA, ADR 125,100 1,773,918
TIM SA 502,000 2,351,050
#TIM SA, ADR 26,412 615,400
TOTVS SA 96,000 817,244
Transmissora Alianca de
Energia Eletrica S/A 306,000 2,433,131
Tres Tentos Agroindustrial S/A 154,769 491,898
Trisul SA 171,841 232,708
Ultrapar Participacoes SA 729,009 3,533,965
Ultrapar Participacoes SA,
Sponsored ADR 81,882 391,396
Unifique Telecomunicacoes
S/A, Class A 274,914 279,874
Unipar Carbocloro SA 12,878 147,903
* Usinas Siderurgicas de Minas
Gerais S/A Usiminas 99,226 118,452
* Usinas Siderurgicas de Minas
Gerais S/A Usiminas , Class A 777,745 935,870
Vale SA, Class B, Sponsored
ADR 1,755,987 28,218,711

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 111,001 $ 471,307
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 689,269 525,290
Veste SA Estilo 21,000 14,720
Vibra Energia SA 1,368,096 7,515,247
Vivara Participacoes SA 132,800 714,787
Vulcabras SA 74,354 255,916
WEG SA 325,783 3,218,286
Wiz Co. 112,184 212,988
YDUQS Participacoes SA 412,687 1,156,348
TOTAL BRAZIL 256,612,729
CAYMAN ISLANDS — (0.0%)
* Leoch Energy, Inc. 10,840 92,465
TOTAL CAYMAN ISLANDS 92,465
CHILE — (0.5%)
Administradora de Fondos de
Pensiones Habitat SA 1,118 1,930
Aguas Andinas SA, Class A 2,637,099 1,176,138
Banco de Chile 803,697 179,316
Banco de Chile, Sponsored
ADR 73,335 3,199,606
Banco de Credito e
Inversiones SA 29,565 2,225,950
Banco Itau Chile SA 5,675 156,464
Banco Santander Chile 6,828,412 608,220
Banco Santander Chile,
Sponsored ADR 18,532 652,697
Besalco SA 89,407 145,001
BICECORP SA 1,096,859 559,818
Camanchaca SA, Class A 3,936 437
*CAP SA 88,869 849,327
Cencosud SA 694,434 2,353,032
Cencosud Shopping SA 187,526 608,240
Cia Cervecerias Unidas SA 120,226 893,594
#Cia Cervecerias Unidas SA,
Sponsored ADR 21,230 311,444
Colbun SA 4,117,113 690,609
Embotelladora Andina SA,
Sponsored ADR 19,739 620,199
Empresa Nacional de
Telecomunicaciones SA 363,459 1,974,691
Empresas CMPC SA 552,457 837,740
Empresas Copec SA 179,641 1,550,361
Enel Americas SA 3,134,466 299,600
Enel Chile SA 10,668,623 916,411
Enel Chile SA, Sponsored
ADR 29,460 127,856
Engie Energia Chile SA 505,702 907,790
Falabella SA 202,729 1,593,209
Forus SA 10,648 30,567
Instituto de Diagnostico SA 328 1,062
Inversiones Aguas
Metropolitanas SA 666,115 856,145
Inversiones La Construccion
SA 48,083 1,214,225
Shares Value
CHILE — (Continued)
Latam Airlines Group SA 6,358,393 $ 208,820
#Latam Airlines Group SA,
ADR 54,702 3,599,938
Parque Arauco SA 433,668 1,866,324
Plaza SA 263,218 1,158,698
Ripley Corp. SA 1,521,665 774,727
Salfacorp SA 853,137 1,422,167
Salmones Camanchaca SA 136 815
Sigdo Koppers SA 452 890
SMU SA 4,176,394 792,428
Sociedad Matriz SAAM SA 994,284 158,835
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 29,409 2,259,788
* Socovesa SA 30,998 5,749
SONDA SA 697,495 270,696
Vina Concha y Toro SA 679,074 783,610
TOTAL CHILE 38,845,164
CHINA — (26.9%)
263 Network Communications
Co., Ltd., Class A 51,200 48,833
360 Security Technology, Inc.,
Class A 71,900 125,569
361 Degrees International, Ltd. 1,391,000 1,024,143
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 118,604 452,488
Ω*3SBio, Inc. 2,812,500 8,391,007
5I5J Holding Group Co., Ltd.,
Class A 816,000 392,076
AAC Technologies Holdings,
Inc. 1,404,500 6,654,097
*ABA Chemicals Corp. 76,200 80,899
Accelink Technologies Co.,
Ltd., Class A 15,400 160,418
*ADAMA, Ltd., Class A 47,500 42,571
* Addsino Co., Ltd., Class A 129,800 531,800
* Adicon Holdings, Ltd. 58,000 38,916
Advanced Micro-Fabrication
Equipment, Inc., Class A 3,833 191,862
Advanced Technology &
Materials Co., Ltd., Class A 99,700 343,506
*AECC Aero Science and
Technology Co., Ltd., Class A 26,100 194,869
AECC Aero-Engine Control
Co., Ltd., Class A 39,600 139,172
AECC Aviation Power Co.,
Ltd., Class A 12,900 85,978
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 77,900 316,248
Aerospace Intelligent
Manufacturing Technology
Co., Ltd. 60,500 204,095
*Agile Group Holdings, Ltd. 2,036,000 74,300
Agricultural Bank of China,
Ltd., Class H 10,712,000 7,502,803
Aier Eye Hospital Group Co.,
Ltd., Class A 248,946 396,448
*AIM Vaccine Co., Ltd., Class
H 243,600 104,805

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Ω* AInnovation Technology
Group Co., Ltd., Class H 256,100 $ 189,213
#*Air China, Ltd., Class H 1,862,000 1,664,182
Aisino Corp., Class A 85,000 122,768
ΩAK Medical Holdings, Ltd. 726,000 542,894
Ω#* Akeso , Inc. 242,000 3,420,977
Alibaba Group Holding, Ltd.,
Class W 4,941,400 107,057,234
#Alibaba Group Holding, Ltd.,
Sponsored ADR 138,014 23,401,654
#*Alibaba Health Information
Technology, Ltd. 2,286,000 1,908,488
ΩA-Living Smart City Services
Co., Ltd., Class H 920,750 275,882
All Winner Technology Co.,
Ltd., Class A 9,620 63,729
Allmed Medical Products Co.,
Ltd., Class A 189,100 314,473
*Alpha Group, Class A 39,200 52,840
Ω* Alphamab Oncology 464,000 529,372
Aluminum Corp. of China, Ltd.,
Class H 4,664,000 8,271,304
* Amlogic Shanghai Co., Ltd.,
Class A 7,309 92,097
Amoy Diagnostics Co., Ltd.,
Class A 59,300 186,483
*<Amrita Global Development,
Ltd. 320,000 24,585
An Hui Wenergy Co., Ltd.,
Class A 91,400 106,635
ANE Cayman, Inc. 750,500 1,165,674
#*Angang Steel Co., Ltd.,
Class H 1,802,000 466,092
Angel Yeast Co., Ltd., Class A 39,300 236,604
Ω#Angelalign Technology, Inc. 49,200 432,170
Anhui Anfu Battery Technology
Co., Ltd. 40,600 296,704
Anhui Anke Biotechnology
Group Co., Ltd., Class A 64,100 92,766
Anhui Construction
Engineering Group Co., Ltd.,
Class A 344,200 236,686
Anhui Expressway Co., Ltd.,
Class H 342,000 609,143
*Anhui Golden Seed Winery
Co., Ltd., Class A 64,700 97,171
Anhui Gujing Distillery Co.,
Ltd., Class A 2,100 39,914
*Anhui Guofeng New Materials
Co., Ltd. 77,900 111,505
Anhui Heli Co., Ltd., Class A 69,700 218,787
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 156,000 155,298
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 110,430 359,347
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 181,500 171,805
Shares Value
CHINA — (Continued)
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 19,200 $ 151,085
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 243,000 216,736
Anhui Jinhe Industrial Co.,
Ltd., Class A 67,338 229,972
Anhui Korrun Co., Ltd., Class
A 20,400 64,534
Anhui Kouzi Distillery Co., Ltd.,
Class A 49,642 209,957
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 134,000 143,421
*Anhui Tatfook Technology
Co., Ltd., Class A 48,200 81,959
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 79,720 95,761
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 80,700 153,243
Anhui Yingjia Distillery Co.,
Ltd., Class A 50,594 295,719
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 49,200 363,800
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 129,900 390,935
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 7,949 308,489
Anjoy Foods Group Co., Ltd.,
Class A 18,500 237,687
Anker Innovations Technology
Co., Ltd., Class A 14,200 203,420
*Anshan Hifichem Co., Ltd.,
Class A 49,200 128,462
ANTA Sports Products, Ltd. 1,477,600 14,804,948
Anton Oilfield Services Group 4,224,000 643,630
*Anyang Iron & Steel, Inc. 194,300 70,997
Aoshikang Technology Co.,
Ltd., Class A 26,800 152,365
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 303,700 140,244
Apeloa Pharmaceutical Co.,
Ltd., Class A 104,000 274,688
* ApicHope Pharmaceutical
Group Co., Ltd. 17,900 86,651
Appotronics Corp., Ltd. 43,101 107,143
APT Medical, Inc., Class A 5,034 168,010
Arctech Solar Holding Co., Ltd. 26,957 174,044
Ω* Arrail Group, Ltd. 288,500 67,602
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 62,300 502,071
Ω#AsiaInfo Technologies, Ltd. 510,400 561,396
Asian Star Anchor Chain Co.,
Ltd., Class A 92,700 138,291
Asymchem Laboratories
Tianjin Co., Ltd., Class A 10,700 152,589

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Aurisco Pharmaceutical Co.,
Ltd., Class A 36,600 $ 151,059
Autel Intelligent Technology
Corp., Ltd., Class A 41,490 208,784
Autobio Diagnostics Co., Ltd.,
Class A 30,400 160,368
* Autostreets Development, Ltd. 34,000 11,842
Avary Holding Shenzhen Co.,
Ltd., Class A 65,400 536,932
AviChina Industry &
Technology Co., Ltd., Class H 7,055,000 3,748,960
AVICOPTER PLC, Class A 24,000 126,365
Bafang Electric Suzhou Co.,
Ltd., Class A 19,700 85,757
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 21,700 25,130
*BAIC Foton Motor Co., Ltd.,
Class A 692,400 293,841
Ω#*BAIC Motor Corp., Ltd.,
Class H 3,504,500 830,163
Baimtec Material Co., Ltd. 6,140 58,818
Baiyin Nonferrous Group Co.,
Ltd., Class A 433,100 851,708
Bank of Beijing Co., Ltd.,
Class A 484,128 369,122
Bank of Changsha Co., Ltd.,
Class A 248,900 349,469
Bank of Chengdu Co., Ltd.,
Class A 171,600 397,939
Bank of China, Ltd., Class H 36,366,000 21,745,934
Bank of Chongqing Co., Ltd.,
Class H 811,500 817,766
Bank of Communications Co.,
Ltd., Class H 3,288,000 2,829,220
*Bank of Gansu Co., Ltd.,
Class H 424,000 13,519
Bank of Guiyang Co., Ltd.,
Class A 284,600 237,873
Bank of Hangzhou Co., Ltd.,
Class A 255,500 593,972
Bank of Jiangsu Co., Ltd.,
Class A 757,359 1,103,685
Bank of Nanjing Co., Ltd.,
Class A 386,551 585,557
Bank of Ningbo Co., Ltd.,
Class A 267,300 1,190,128
ΩBank of Qingdao Co., Ltd.,
Class H 1,521,000 819,930
Bank of Shanghai Co., Ltd.,
Class A 327,800 435,727
Bank of Suzhou Co., Ltd.,
Class A 241,040 285,380
Bank of Tianjin Co., Ltd., Class
H 291,000 89,427
Bank of Xi'an Co., Ltd., Class
A 181,878 98,117
Ω#Bank of Zhengzhou Co.,
Ltd., Class H 1,462,300 211,583
*Baoding Tianwei Baobian
Electric Co., Ltd. 31,400 63,918
Shares Value
CHINA — (Continued)
Baoji Titanium Industry Co.,
Ltd. 22,400 $ 123,548
Baoshan Iron & Steel Co., Ltd.,
Class A 845,900 888,333
* Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 123,195 126,008
* Baotailong New Materials
Co., Ltd. 295,900 154,520
Baowu Magnesium
Technology Co., Ltd., Class A 46,220 124,338
Baoxiniao Holding Co., Ltd.,
Class A 487,500 282,627
Baoye Group Co., Ltd., Class
H 150,000 81,245
* Baozun , Inc., Class A 25,200 23,233
* Baozun , Inc., Sponsored ADR 66,971 179,482
* BaTeLab Co., Ltd., Class H 20,000 111,502
#BBMG Corp., Class H 2,890,000 303,443
BBMG Jidong Cement Group
Co., Ltd., Class A 271,800 195,112
*Be Friends Holding, Ltd.,
Class A 1,040,000 129,173
Bear Electric Appliance Co.,
Ltd., Class A 21,900 136,416
Beauty Farm Medical And
Health Industry, Inc. 8,500 28,908
Befar Group Co., Ltd., Class A 421,300 338,189
Beibuwan Port Co., Ltd., Class
A 182,100 256,202
Beijing Balance Medical
Technology Co., Ltd. 3,392 52,188
*Beijing BDStar Navigation
Co., Ltd., Class A 14,500 91,093
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 17,160 99,188
*Beijing Capital Development
Co., Ltd., Class A 311,200 250,704
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 636,800 282,155
#*Beijing Capital International
Airport Co., Ltd., Class H 2,576,000 877,391
Beijing Career International
Co., Ltd., Class A 50,400 215,628
Beijing Changjiu Logistics
Corp., Class A 70,500 75,051
*Beijing Compass Technology
Development Co., Ltd., Class
A 3,335 59,491
Beijing CTJ Information
Technology Co., Ltd., Class A 13,800 44,866
Beijing Dabeinong Technology
Group Co., Ltd., Class A 307,700 203,177
Beijing Dahao Technology
Corp., Ltd., Class A 33,840 86,799
Beijing Easpring Material
Technology Co., Ltd., Class A 26,200 215,591
*Beijing eGOVA Co., Ltd.,
Class A 44,300 94,319

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Beijing Energy International
Holding Co., Ltd. 776,600 $ 117,340
Beijing Enlight Media Co., Ltd.,
Class A 88,600 249,308
Beijing Enterprises Holdings,
Ltd. 864,000 3,916,360
Beijing Enterprises Water
Group, Ltd. 6,046,000 2,082,505
Beijing Fengjing Automotive
Parts Co., Ltd. 421,900 254,307
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 299,040 436,646
*Beijing Haixin Energy
Technology Co., Ltd., Class A 270,900 185,113
Beijing Haohua Energy
Resource Co., Ltd., Class A 246,000 284,174
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 5,868 254,320
Beijing Jetsen Technology Co.,
Ltd., Class A 451,200 393,347
Beijing Jingneng Clean Energy
Co., Ltd., Class H 1,206,000 359,806
Beijing Jingyeda Technology
Co., Ltd. 15,600 45,916
*Beijing Jingyuntong
Technology Co., Ltd., Class A 288,771 159,521
Beijing Kingsoft Office
Software, Inc., Class A 2,774 134,420
*Beijing Leike Defense
Technology Co., Ltd., Class A 106,000 203,268
Beijing New Building Materials
PLC, Class A 85,000 341,159
*Beijing North Star Co., Ltd.,
Class H 844,000 85,376
Beijing Oriental Jicheng Co.,
Ltd. 27,300 110,672
Beijing Originwater Technology
Co., Ltd., Class A 174,400 101,108
*Beijing Philisense Technology
Co., Ltd., Class A 300 225
Beijing Roborock Technology
Co., Ltd., Class A 6,958 142,747
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 42,000 105,192
Beijing Sanyuan Foods Co.,
Ltd. 223,000 174,838
Beijing Shiji Information
Technology Co., Ltd., Class A 79,082 145,620
Beijing Shougang Co., Ltd.,
Class A 268,200 218,378
Beijing Shunxin Agriculture
Co., Ltd., Class A 71,100 151,890
Beijing Sifang Automation Co.,
Ltd., Class A 40,400 218,061
Beijing Sinnet Technology Co.,
Ltd., Class A 94,100 207,794
*Beijing Sinohytec Co., Ltd.,
Class H 24,600 78,307
Shares Value
CHINA — (Continued)
Beijing SL Pharmaceutical Co.,
Ltd., Class A 171,000 $ 188,680
*Beijing Sojo Electric Co., Ltd. 50,000 93,292
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 173,200 95,429
Beijing Strong Biotechnologies,
Inc., Class A 76,300 145,217
*Beijing SuperMap Software
Co., Ltd., Class A 43,800 121,483
Beijing Teamsun Technology
Co., Ltd., Class A 52,100 157,470
*Beijing Thunisoft Corp., Ltd.,
Class A 140,200 156,712
Beijing Tiantan Biological
Products Corp., Ltd., Class A 72,172 172,869
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd. 359,000 396,248
Beijing Tong Ren Tang Co.,
Ltd., Class A 54,100 235,972
Beijing Ultrapower Software
Co., Ltd., Class A 131,700 231,711
Beijing United Information
Technology Co., Ltd., Class A 119,600 465,923
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 379,000 66,485
Beijing Wandong Medical
Technology Co., Ltd. 32,700 74,984
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 12,820 77,551
*Beijing Watertek Information
Technology Co., Ltd., Class A 127,300 112,809
Beijing Yanjing Brewery Co.,
Ltd., Class A 77,700 135,363
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 17,900 140,418
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 29,400 60,650
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,611,900 1,129,278
*Beken Corp., Class A 4,600 25,881
* Bengang Steel Plates Co.,
Ltd., Class A 142,100 73,796
* BeOne Medicines, Ltd., Class
H 29,200 772,465
* BeOne Medicines, Ltd.,
Sponsored ADR 8,674 2,952,456
Best Pacific International
Holdings, Ltd. 496,000 204,505
Bestechnic Shanghai Co., Ltd. 2,154 68,326
Bestore Co., Ltd., Class A 97,700 167,535
Bestsun Energy Co., Ltd.,
Class A 85,000 53,069
*Bestway Marine & Energy
Technology Co., Ltd., Class A 149,400 174,303
Bethel Automotive Safety
Systems Co., Ltd., Class A 29,880 221,973

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Betta Pharmaceuticals Co.,
Ltd., Class A 20,782 $ 140,723
Beyondsoft Corp., Class A 108,000 216,736
*BGI Genomics Co., Ltd.,
Class A 13,400 97,503
Bichamp Cutting Technology
Hunan Co., Ltd. 26,700 69,830
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 106,510 231,214
* Bilibili , Inc., Class Z 198,380 6,934,676
#*Bilibili, Inc., Class Z,
Sponsored ADR 10,120 344,485
Binhai Investment Co., Ltd. 557,955 80,732
Binjiang Service Group Co.,
Ltd. 84,000 247,385
Black Peony Group Co., Ltd.,
Class A 207,500 288,953
Bloomage Biotechnology
Corp., Ltd., Class A 13,011 83,910
Ω#*Blue Moon Group
Holdings, Ltd. 1,187,000 427,093
*Blue Sail Medical Co., Ltd.,
Class A 118,600 101,004
* Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 90,160 302,596
Bluestar Adisseo Co., Class A 82,800 114,231
ΩBOC Aviation, Ltd. 399,200 4,145,501
BOC International China Co.,
Ltd., Class A 54,300 106,314
*BOE HC SemiTek Corp. 118,500 142,003
BOE Technology Group Co.,
Ltd., Class A 2,039,600 1,282,214
#BOE Varitronix , Ltd. 540,000 337,427
*Bohai Leasing Co., Ltd.,
Class A 578,200 370,145
* Bomin Electronics Co., Ltd. 108,800 185,160
Bosideng International
Holdings, Ltd. 9,140,000 5,582,519
BOTH Engineering Technology
Co., Ltd. 51,900 138,499
Bright Dairy & Food Co., Ltd.,
Class A 458,500 526,352
*Bright Real Estate Group Co.,
Ltd., Class A 149,200 88,215
BrightGene Bio-Medical
Technology Co., Ltd., Class A 12,377 83,311
Bros Eastern Co., Ltd., Class A 193,700 197,565
*B-Soft Co., Ltd., Class A 239,000 186,351
BTG Hotels Group Co., Ltd.,
Class A 128,500 318,140
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 113,700 176,979
BYD Co., Ltd. 1,477,200 18,489,353
#BYD Electronic International
Co., Ltd. 1,650,500 7,058,747
By-health Co., Ltd., Class A 119,000 208,339
C&D International Investment
Group, Ltd. 1,081,674 2,225,758
Shares Value
CHINA — (Continued)
C&S Paper Co., Ltd., Class A 138,600 $ 162,501
Caitong Securities Co., Ltd.,
Class A 116,000 155,361
Ω*CALB Group Co., Ltd.,
Class H 323,100 1,019,397
* Cambricon Technologies
Corp., Ltd. 968 175,306
Camel Group Co., Ltd., Class
A 318,700 435,093
Cangzhou Dahua Co., Ltd.,
Class A 137,500 449,017
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 282,800 198,940
Canmax Technologies Co.,
Ltd., Class A 45,300 299,771
Canny Elevator Co., Ltd.,
Class A 93,200 108,199
Ω*CanSino Biologics, Inc.,
Class H 5,600 25,341
*Capital Environment Holdings,
Ltd. 1,556,000 18,529
Castech , Inc., Class A 22,330 225,443
Cathay Biotech, Inc. 8,850 74,033
CCCC Design & Consulting
Group Co., Ltd., Class A 183,000 195,076
CCS Supply Chain
Management Co., Ltd., Class
A 83,000 45,253
CECEP Solar Energy Co.,
Ltd., Class A 308,000 237,935
CECEP Wind-Power Corp.,
Class A 643,040 285,845
Center International Group
Co., Ltd., Class A 49,500 110,019
Central China Securities Co.,
Ltd., Class H 1,422,000 402,400
*CETC Chips Technology,
Inc., Class A 15,600 49,013
CETC Cyberspace Security
Technology Co., Ltd., Class A 22,600 62,618
CETC Digital Technology Co.,
Ltd., Class A 19,630 78,562
CETC Potevio
Science&Technology Co., Ltd.,
Class A 14,500 65,561
#CGN New Energy Holdings
Co., Ltd. 2,896,000 975,259
*CGN Nuclear Technology
Development Co., Ltd., Class
A 155,200 187,322
ΩCGN Power Co., Ltd., Class
H 5,760,000 2,404,395
Changbai Mountain Tourism
Co., Ltd. 6,100 38,927
Changchun Faway Automobile
Components Co., Ltd., Class A 108,400 152,043
Changchun High-Tech Industry
Group Co., Ltd., Class A 20,634 284,666
Changchun UP Optotech Co.,
Ltd., Class A 4,200 32,875

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 423,900 $ 289,662
Changjiang Securities Co.,
Ltd., Class A 204,900 255,266
Changshu Fengfan Power
Equipment Co., Ltd., Class A 98,200 79,534
Changzheng Engineering
Technology Co., Ltd., Class A 44,200 218,097
Changzhou Qianhong
Biopharma Co., Ltd., Class A 120,700 138,041
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 8,000 158,819
Chaowei Power Holdings, Ltd.,
Class A 746,000 131,821
Chaozhou Three-Circle Group
Co., Ltd., Class A 36,200 260,383
*Chen Lin Education Group
Holdings, Ltd. 298,000 48,079
Cheng De Lolo Co., Ltd.,
Class A 203,400 250,764
*Chengdu ALD Aviation
Manufacturing Corp., Class A 8,300 38,280
Chengdu B-Ray Media Co.,
Ltd., Class A 134,800 117,128
Chengdu Corp.RO Technology
Co., Ltd., Class A 11,800 51,350
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 99,600 167,927
Chengdu Galaxy Magnets Co.,
Ltd., Class A 22,200 113,183
Chengdu Guibao Science &
Technology Co., Ltd. 90,200 289,235
Chengdu Haoneng Technology
Co., Ltd., Class A 123,600 227,950
Chengdu Hi-tech Development
Co., Ltd. 12,700 92,629
Chengdu Hongqi Chain Co.,
Ltd., Class A 450,600 383,100
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 58,600 247,423
Chengdu Kanghua Biological
Products Co., Ltd., Class A 18,200 189,559
Chengdu Leejun Industrial Co.,
Ltd., Class A 59,300 92,644
Chengdu Spaceon Electronics
Co., Ltd., Class A 12,700 38,751
Chengdu Wintrue Holding Co.,
Ltd., Class A 331,400 696,048
Chengdu Xingrong
Environment Co., Ltd., Class A 111,200 117,098
Chengtun Mining Group Co.,
Ltd., Class A 212,400 493,776
Chenguang Biotech Group
Co., Ltd., Class A 56,400 109,939
* Chengxin Lithium Group Co.,
Ltd., Class A 98,900 505,790
Chengzhi Co., Ltd., Class A 110,400 145,320
Shares Value
CHINA — (Continued)
#Chervon Holdings, Ltd. 231,400 $ 715,264
Chifeng Jilong Gold Mining
Co., Ltd., Class A 64,400 400,224
*China Aerospace International
Holdings, Ltd. 2,478,000 196,725
*China Agriculture
Development Seed Group Co.,
Ltd., Class A 75,300 95,651
China Aircraft Leasing Group
Holdings, Ltd. 337,467 209,575
China Animal Husbandry
Industry Co., Ltd., Class A 155,200 182,410
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 77,200 210,456
China Baoan Group Co., Ltd.,
Class A 80,800 111,704
Ω*China Bohai Bank Co., Ltd.,
Class H 2,834,000 330,223
China CAMC Engineering Co.,
Ltd., Class A 133,400 168,686
#China Chunlai Education
Group Co., Ltd. 226,000 110,834
#China Cinda Asset
Management Co., Ltd., Class
H 21,151,000 3,602,037
China CITIC Bank Corp., Ltd.,
Class H 5,653,000 5,269,580
#China Coal Energy Co., Ltd.,
Class H 3,337,000 4,883,915
China Coal Xinji Energy Co.,
Ltd., Class A 362,600 381,832
#China Communications
Services Corp., Ltd., Class H 2,826,000 1,722,443
*China Conch Environment
Protection Holdings, Ltd. 1,273,000 86,391
China Conch Venture
Holdings, Ltd. 3,086,500 4,220,882
China Construction Bank
Corp., Class H 56,033,000 56,752,632
China CSSC Holdings, Ltd.,
Class A 26,900 129,792
China CYTS Tours Holding
Co., Ltd., Class A 204,200 290,233
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,232,000 597,319
*China Daye Non-Ferrous
Metals Mining, Ltd., Class A 2,330,000 56,686
China Design Group Co., Ltd.,
Class A 84,300 98,594
#*<China Dili Group 8,000 127
ΩChina East Education
Holdings, Ltd. 1,012,500 737,688
#*China Eastern Airlines Corp.,
Ltd., Class H 1,470,000 1,020,193
China Education Group
Holdings, Ltd. 1,793,370 698,086

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 980,000 $ 28,234
#China Energy Engineering
Corp., Ltd., Class H 4,918,000 724,189
#China Everbright Bank Co.,
Ltd., Class H 1,671,000 697,525
#China Everbright
Environment Group, Ltd. 3,263,000 2,101,603
ΩChina Everbright Greentech,
Ltd. 63,000 7,422
*China Express Airlines Co.,
Ltd., Class A 388,600 587,543
ΩChina Feihe , Ltd. 6,527,000 3,242,731
China Film Group Co., Ltd.,
Class A 47,100 120,540
*China First Heavy Industries
Co., Ltd., Class A 186,200 137,146
China Foods, Ltd. 1,656,000 918,151
China Galaxy Securities Co.,
Ltd., Class H 3,851,000 5,187,462
#China Gas Holdings, Ltd. 4,552,222 4,511,594
China Gold International
Resources Corp., Ltd. 550,700 14,469,652
China Great Wall Securities
Co., Ltd., Class A 89,800 127,247
*China Greatwall Technology
Group Co., Ltd., Class A 10,900 24,885
China Hainan Rubber Industry
Group Co., Ltd., Class A 143,700 151,735
China Haisum Engineering
Co., Ltd. 167,900 267,141
#China Hanking Holdings, Ltd. 782,000 427,563
*China Harmony Auto Holding,
Ltd. 32,000 4,220
China Harzone Industry Corp.,
Ltd., Class A 19,100 22,943
*China High Speed Railway
Technology Co., Ltd., Class A 287,600 128,258
*China High Speed
Transmission Equipment
Group Co., Ltd. 254,000 59,193
China Hongqiao Group, Ltd. 3,600,000 16,650,063
ΩChina International Capital
Corp., Ltd., Class H 954,800 2,594,319
China International Marine
Containers Group Co., Ltd.,
Class H 1,374,550 1,561,169
China Isotope & Radiation
Corp., Class H 86,800 243,405
China Jinmao Holdings Group,
Ltd. 7,680,315 1,701,339
China Jushi Co., Ltd., Class A 152,300 468,208
China Kepei Education Group,
Ltd. 710,000 120,914
China Kings Resources Group
Co., Ltd., Class A 42,000 120,055
China Leadshine Technology
Co., Ltd., Class A 18,500 106,827
Shares Value
CHINA — (Continued)
China Lesso Group Holdings,
Ltd. 1,821,000 $ 1,399,029
China Life Insurance Co., Ltd.,
Class H 2,368,000 10,576,058
China Lilang , Ltd. 746,000 319,999
Ω*China Literature, Ltd. 671,400 3,077,726
China Longyuan Power Group
Corp., Ltd., Class H 2,044,000 1,858,253
*China Maple Leaf Educational
Systems, Ltd. 1,804,000 79,693
#China Medical System
Holdings, Ltd. 1,744,000 3,133,068
China Meheco Group Co.,
Ltd., Class A 112,640 176,139
China Meidong Auto Holdings,
Ltd. 1,038,000 194,051
China Mengniu Dairy Co., Ltd. 4,697,000 9,803,334
China Merchants Bank Co.,
Ltd., Class H 2,588,500 15,863,043
China Merchants Energy
Shipping Co., Ltd., Class A 447,000 730,499
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 76,300 102,958
China Merchants Port Holdings
Co., Ltd. 2,401,599 4,837,209
China Merchants Property
Operation & Service Co., Ltd.,
Class A 206,800 350,453
ΩChina Merchants Securities
Co., Ltd., Class H 253,400 474,373
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 144,500 219,724
China Minsheng Banking
Corp., Ltd., Class H 3,561,000 1,773,729
#China Modern Dairy
Holdings, Ltd. 2,961,000 587,673
China National Accord
Medicines Corp., Ltd., Class A 54,110 202,855
China National Building
Material Co., Ltd., Class H 4,379,377 3,151,478
China National Chemical
Engineering Co., Ltd., Class A 272,100 348,379
China National Electric
Apparatus Research Institute
Co., Ltd. 25,627 112,037
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 123,139 260,049
China National Medicines
Corp., Ltd., Class A 59,700 249,663
China National Nuclear Power
Co., Ltd., Class A 785,849 973,366
*China National Software &
Service Co., Ltd., Class A 5,400 35,051
Ω*China New Higher
Education Group, Ltd. 2,240,747 258,227

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 149,300 $ 170,106
#China Nonferrous Mining
Corp., Ltd. 2,313,000 4,649,871
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 39,800 295,381
*China Nuclear Energy
Technology Corp., Ltd. 274,000 17,016
China Oilfield Services, Ltd.,
Class H 3,564,000 3,910,967
China Overseas Grand
Oceans Group, Ltd. 2,148,391 726,245
China Overseas Land &
Investment, Ltd. 2,914,000 5,238,685
China Overseas Property
Holdings, Ltd. 2,390,000 1,331,229
China Pacific Insurance Group
Co., Ltd., Class H 2,601,800 13,126,102
China Petroleum & Chemical
Corp., Class H 21,610,000 14,886,846
China Petroleum Engineering
Corp., Class A 237,800 142,995
#China Power International
Development, Ltd. 4,127,000 1,722,732
China Publishing & Media Co.,
Ltd., Class A 224,000 234,592
China Qinfa Group, Ltd. 994,000 533,293
China Railway Group, Ltd.,
Class H 2,297,000 1,326,488
China Railway Hi-tech Industry
Co., Ltd., Class A 168,600 202,767
China Railway Materials Co.,
Ltd., Class A 375,700 157,278
Ω#China Railway Signal &
Communication Corp., Ltd.,
Class H 2,206,000 1,033,837
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 245,100 232,008
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 10,700 83,460
China Reinsurance Group
Corp., Class H 8,346,000 1,880,861
*China Resource and
Environment Co., Ltd. 162,300 99,463
China Resources Beer
Holdings Co., Ltd. 3,074,500 10,322,213
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 63,400 209,318
China Resources Building
Materials Technology
Holdings, Ltd. 3,058,000 669,575
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 84,400 227,777
Shares Value
CHINA — (Continued)
#China Resources Gas Group,
Ltd. 1,660,100 $ 4,570,233
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 62,700 224,235
China Resources Land, Ltd. 3,540,500 13,908,670
#China Resources Medical
Holdings Co., Ltd. 1,521,000 631,015
China Resources
Microelectronics, Ltd., Class A 24,734 226,905
ΩChina Resources Mixc
Lifestyle Services, Ltd. 666,000 3,950,103
ΩChina Resources
Pharmaceutical Group, Ltd. 2,693,500 1,569,257
#China Resources Power
Holdings Co., Ltd. 1,522,000 3,468,968
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 48,927 197,853
China Risun Group, Ltd. 1,696,000 597,206
*China Ruifeng Renewable
Energy Holdings, Ltd. 660,000 53,241
#*China Ruyi Holdings, Ltd. 8,208,000 2,270,161
*China Sanjiang Fine
Chemicals Co., Ltd. 1,146,000 683,811
China Science Publishing &
Media, Ltd., Class A 14,300 43,262
Ω*China Shengmu Organic
Milk, Ltd. 1,596,000 80,723
China Shenhua Energy Co.,
Ltd., Class H 2,491,000 13,721,759
*China Southern Airlines Co.,
Ltd., Class H 1,502,000 1,119,331
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 112,600 100,754
China Southern Power Grid
Technology Co., Ltd., Class A 9,734 72,760
China State Construction
Development Holdings, Ltd. 884,000 135,831
China State Construction
Engineering Corp., Ltd., Class
A 1,620,700 1,175,079
China State Construction
International Holdings, Ltd. 2,722,000 3,269,314
*China Sunshine Paper
Holdings Co., Ltd. 596,000 99,973
#China Suntien Green Energy
Corp., Ltd., Class H 1,566,000 804,085
China Taiping Insurance
Holdings Co., Ltd. 3,336,000 10,943,867
China Testing & Certification
International Group Co., Ltd.,
Class A 73,680 69,532
China Tianying , Inc., Class A 503,500 442,563
China Tobacco International
HK Co., Ltd. 327,000 1,615,383
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 52,600 610,884

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
ΩChina Tower Corp., Ltd.,
Class H 6,026,400 $ 8,688,844
China Traditional Chinese
Medicine Holdings Co., Ltd. 3,842,000 1,013,422
China TransInfo Technology
Co., Ltd., Class A 55,600 98,782
#*China Travel International
Investment Hong Kong, Ltd. 2,796,000 490,482
China Tungsten And Hightech
Materials Co., Ltd., Class A 89,850 626,894
*China Union Holdings, Ltd.,
Class A 229,700 196,613
#*China Vanke Co., Ltd., Class
H 1,456,800 708,842
China Wafer Level CSP Co.,
Ltd., Class A 16,900 76,996
China Water Affairs Group,
Ltd. 690,000 477,099
China West Construction
Group Co., Ltd., Class A 260,800 227,360
China World Trade Center Co.,
Ltd., Class A 21,300 62,908
China XD Electric Co., Ltd.,
Class A 233,900 487,902
China XLX Fertiliser , Ltd. 1,268,000 1,821,704
China Yangtze Power Co.,
Ltd., Class A 522,700 1,982,129
China Yongda Automobiles
Services Holdings, Ltd. 1,379,500 275,557
Ω*China Youran Dairy Group,
Ltd. 1,720,000 980,063
Ω*China Yuhua Education
Corp., Ltd., Class A 2,776,000 199,055
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 22,500 176,568
China Zheshang Bank Co.,
Ltd., Class H 2,490,900 797,374
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 23,300 32,647
#*Chinasoft International, Ltd. 6,720,000 4,336,761
*Chongqing Afari Technology
Co., Ltd., Class A 58,800 89,664
Chongqing Brewery Co., Ltd.,
Class A 17,400 130,438
Chongqing Changan
Automobile Co., Ltd., Class A 313,700 501,826
Chongqing Chuanyi
Automation Co., Ltd. 55,000 195,115
*Chongqing Construction
Engineering Group Corp., Ltd. 225,500 102,510
Chongqing Department Store
Co., Ltd., Class A 103,400 365,923
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 147,890 264,237
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 85,890 163,840
Shares Value
CHINA — (Continued)
Chongqing Gas Group Corp.,
Ltd., Class A 230,100 $ 190,997
Chongqing Machinery &
Electric Co., Ltd., Class H 1,236,000 387,749
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 26,600 56,902
Chongqing Port Co., Ltd. 252,900 199,372
Chongqing Road & Bridge Co.,
Ltd., Class A 237,300 217,115
Chongqing Rural Commercial
Bank Co., Ltd., Class H 2,975,000 2,220,860
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 143,800 186,595
*Chongqing Taiji Industry
Group Co., Ltd. 57,300 144,583
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 68,340 170,769
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 96,800 285,193
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 95,520 313,165
#Chow Tai Fook Jewellery
Group, Ltd. 1,928,600 3,556,070
Chow Tai Seng Jewellery Co.,
Ltd., Class A 84,300 154,501
#*CIFI Holdings Group Co.,
Ltd. 6,242,000 82,324
CIG Shanghai Co., Ltd., Class
A 16,600 271,497
CIMC Enric Holdings, Ltd. 908,000 1,288,224
*Cinda Real Estate Co., Ltd.,
Class A 173,800 86,009
Cisen Pharmaceutical Co.,
Ltd., Class A 139,800 351,747
CITIC Heavy Industries Co.,
Ltd., Class A 112,000 122,452
CITIC Press Corp., Class A 7,000 30,220
CITIC Securities Co., Ltd.,
Class H 677,500 2,536,602
CITIC, Ltd. 2,532,000 4,055,895
City Development Environment
Co., Ltd., Class A 105,400 213,793
* Citychamp Watch & Jewellery
Group, Ltd. 1,452,000 31,235
* ClouDr Group, Ltd. 404,600 45,591
#*CMGE Technology Group,
Ltd. 3,012,000 146,556
CMOC Group, Ltd., Class H 3,819,000 10,914,642
CMST Development Co., Ltd.,
Class A 453,000 386,444
CNGR Advanced Material Co.,
Ltd., Class A 36,500 287,587
CNOOC Energy Technology &
Services, Ltd., Class A 458,500 296,815
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 230,480 306,033

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*COFCO Biotechnology Co.,
Ltd., Class A 285,600 $ 276,919
COFCO Capital Holdings Co.,
Ltd., Class A 67,400 109,953
#*COFCO Joycome Foods,
Ltd. 3,476,000 747,747
COFCO Sugar Holding Co.,
Ltd., Class A 172,300 439,717
Cofoe Medical Technology
Co., Ltd., Class A 33,130 251,169
Comba Telecom Systems
Holdings, Ltd. 1,822,000 531,923
Concord New Energy Group,
Ltd. 8,780,000 359,758
Contec Medical Systems Co.,
Ltd., Class A 16,600 36,848
Contemporary Amperex
Technology Co., Ltd., Class A 223,420 11,249,263
Continental Aerospace
Technologies Holding, Ltd. 7,046,000 153,376
#COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 2,964,000 5,336,164
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 366,400 412,189
COSCO SHIPPING
Technology Co., Ltd. 14,700 34,449
Cosonic Intelligent
Technologies Co., Ltd., Class
A 56,000 133,408
CQ Pharmaceutical Holding
Co., Ltd., Class A 178,800 155,617
CRRC Corp., Ltd., Class H 4,083,000 3,032,306
Crystal Clear Electronic
Material Co., Ltd., Class A 40,194 101,594
ΩCSC Financial Co., Ltd.,
Class H 425,500 687,037
CSG Holding Co., Ltd., Class
A 216,900 145,093
*CSG Smart
Science&Technology Co., Ltd.,
Class A 43,800 72,083
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 56,256 314,570
CSPC Pharmaceutical Group,
Ltd. 12,842,000 15,785,907
CSSC Science & Technology
Co., Ltd., Class A 63,300 104,539
CTS International Logistics
Corp., Ltd., Class A 211,200 181,385
*CWT International, Ltd. 710,000 26,365
*Cybrid Technologies, Inc. 39,500 91,941
* Daan Gene Co., Ltd., Class A 147,300 139,856
Dajin Heavy Industry Co., Ltd.,
Class A 11,700 103,395
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 308,200 318,783
#*Dalipal Holdings, Ltd. 324,000 253,485
Shares Value
CHINA — (Continued)
Daqin Railway Co., Ltd., Class
A 413,600 $ 298,688
Dashang Co., Ltd., Class A 142,074 371,980
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 99,100 285,127
Datang International Power
Generation Co., Ltd., Class H 2,878,000 866,013
* Datang Telecom Technology
Co., Ltd. 51,800 71,612
Dazzle Fashion Co., Ltd.,
Class A 27,300 51,841
*DBAPP Security, Ltd. 8,797 70,869
DBG Technology Co., Ltd.,
Class A 39,600 141,679
DeHua TB New Decoration
Materials Co., Ltd., Class A 181,700 422,406
Deppon Logistics Co., Ltd.,
Class A 59,000 159,992
* Dezhan Healthcare Co., Ltd. 347,000 215,150
DHC Software Co., Ltd., Class
A 138,386 193,107
Dian Diagnostics Group Co.,
Ltd., Class A 103,800 356,736
Digital China Group Co., Ltd.,
Class A 30,600 167,454
*Digital China Information
Service Group Co., Ltd., Class
A 68,200 158,744
Dirui Industrial Co., Ltd., Class
A 25,600 48,981
Do-Fluoride New Materials
Co., Ltd., Class A 75,680 315,184
Dong-E-E-Jiao Co., Ltd., Class
A 24,100 175,533
#Dongfang Electric Corp., Ltd.,
Class H 437,000 1,424,641
Dongfang Electronics Co.,
Ltd., Class A 116,200 219,986
DongFeng Automobile Co.,
Ltd., Class A 136,000 135,583
Dongfeng Electronic
Technology Co., Ltd., Class A 73,700 125,850
Dongguan Aohai Technology
Co., Ltd., Class A 28,700 202,514
Dongguan Development
Holdings Co., Ltd., Class A 124,800 197,309
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 3,642 87,119
#Dongguan Rural Commercial
Bank Co., Ltd., Class H 350,000 154,615
Dongguan Yutong Optical
Technology Co., Ltd. 24,200 93,997
Donghua Testing Technology
Co., Ltd. 10,000 61,801
* Dongjiang Environmental Co.,
Ltd., Class H 181,400 54,817
Dongxing Securities Co., Ltd.,
Class A 103,700 207,361
Dongyue Group, Ltd. 4,127,000 6,473,456

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Double Medical Technology,
Inc., Class A 4,400 $ 32,364
#*DPC Dash, Ltd. 61,000 519,028
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 712,000 485,017
Eaglerise Electric & Electronic
China Co., Ltd. 64,600 362,157
Ω#*East Buy Holding, Ltd. 49,000 167,397
East Money Information Co.,
Ltd., Class A 209,700 684,791
Eastcompeace Technology
Co., Ltd., Class A 29,100 97,289
Eastern Communications Co.,
Ltd., Class A 65,200 173,521
E-Commodities Holdings, Ltd. 2,482,000 282,851
Ecovacs Robotics Co., Ltd.,
Class A 9,500 98,153
Edan Instruments, Inc., Class
A 62,300 128,162
Edifier Technology Co., Ltd.,
Class A 75,200 133,279
Edvantage Group Holdings,
Ltd. 226,905 43,872
*EEKA Fashion Holdings, Ltd. 519,000 469,843
EIT Environmental
Development Group Co., Ltd.,
Class A 2,544 8,959
Electric Connector Technology
Co., Ltd., Class A 14,500 89,028
*<Elion Energy Co., Ltd., Class
A 243,500 2,452
EmbedWay Technologies
Shanghai Corp. 8,600 35,903
ENN Energy Holdings, Ltd. 567,300 4,892,333
ENN Natural Gas Co., Ltd.,
Class A 109,900 308,453
Eoptolink Technology, Inc.,
Ltd., Class A 16,376 988,242
Era Co., Ltd., Class A 142,000 91,925
Espressif Systems Shanghai
Co., Ltd. 2,273 55,032
Essex Bio-technology, Ltd. 322,000 173,994
Eternal Asia Supply Chain
Management, Ltd., Class A 313,700 273,477
*ETHK Labs, Inc. 5,000 935
EVA Precision Industrial
Holdings, Ltd. 1,572,000 187,198
Eve Energy Co., Ltd., Class A 40,300 369,821
Ever Sunshine Services
Group, Ltd. 1,162,000 272,284
ΩEverbright Securities Co.,
Ltd., Class H 384,200 436,854
Ω*Everest Medicines, Ltd. 123,000 613,606
Explosive Co., Ltd., Class A 31,800 64,595
Eyebright Medical Technology
Beijing Co., Ltd. 16,624 144,088
Fangda Carbon New Material
Co., Ltd., Class A 145,700 120,521
Shares Value
CHINA — (Continued)
Fangda Special Steel
Technology Co., Ltd., Class A 438,595 $ 408,858
*Far East Smarter Energy Co.,
Ltd., Class A 75,400 131,356
* Farasis Energy Gan Zhou
Co., Ltd. 41,989 87,828
FAW Jiefang Group Co., Ltd.,
Class A 93,700 93,278
FAWER Automotive Parts Co.,
Ltd., Class A 243,900 192,277
Feilong Auto Components Co.,
Ltd. 89,600 376,379
Fengzhushou Co., Ltd., Class
A 16,250 94,232
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 6,208 36,616
FESCO Group Co., Ltd., Class
A 74,800 199,824
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 29,100 165,776
Fibocom Wireless, Inc., Class
A 18,200 75,745
*Financial Street Holdings Co.,
Ltd., Class A 552,600 224,973
First Capital Securities Co.,
Ltd., Class A 79,100 78,858
#*Flat Glass Group Co., Ltd.,
Class H 448,000 626,421
Focus Lightings Tech Co.,
Ltd., Class A 121,760 178,665
Focus Media Information
Technology Co., Ltd., Class A 342,900 355,168
Focused Photonics Hangzhou,
Inc., Class A 42,200 93,733
Foryou Corp., Class A 29,600 135,496
Foshan Electrical and Lighting
Co., Ltd., Class A 272,500 246,184
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 97,884 497,073
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 79,500 97,212
Fosun International, Ltd. 1,754,500 934,571
Founder Securities Co., Ltd.,
Class A 123,700 139,870
Foxconn Industrial Internet
Co., Ltd., Class A 539,300 4,476,517
Friend Co., Ltd. 70,600 139,345
#Fu Shou Yuan International
Group, Ltd. 710,000 234,554
Fuan Pharmaceutical Group
Co., Ltd., Class A 201,800 130,347
Fufeng Group, Ltd. 2,797,000 3,029,901
Fujian Apex Software Co., Ltd. 13,700 72,173
Fujian Boss Software
Development Co., Ltd., Class
A 36,580 69,936

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Fujian Funeng Co., Ltd., Class
A 171,540 $ 225,058
Fujian Fuxin Software
Development JSC, Ltd., Class
A 7,060 108,856
*Fujian Kuncai Material
Technology Co., Ltd. 8,400 19,794
Fujian Longking Co., Ltd.,
Class A 5,800 15,277
Fujian Qingshan Paper
Industry Co., Ltd. 253,800 139,473
*Fujian Snowman Group Co.,
Ltd., Class A 59,300 167,886
Fujian Star-net Communication
Co., Ltd., Class A 36,800 151,937
Fujian Sunner Development
Co., Ltd., Class A 100,100 247,971
*Fujian Tianma Science &
Technology Group Co., Ltd. 151,200 335,405
Fujian Yuanli Active Carbon
Co., Ltd. 83,300 196,168
Fulin Precision Co., Ltd., Class
A 107,240 261,648
Fulongma Group Co., Ltd.,
Class A 100 337
Fushun Special Steel Co., Ltd.,
Class A 215,000 202,279
ΩFuyao Glass Industry Group
Co., Ltd., Class H 546,000 4,673,688
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 14,500 141,051
ΩGanfeng Lithium Group Co.,
Ltd., Class H 385,880 2,989,326
Gansu Energy Chemical Co.,
Ltd., Class A 511,700 182,558
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 204,900 56,890
Gansu Shangfeng Cement
Co., Ltd., Class A 241,500 501,323
Gansu Yasheng Industrial
Group Co., Ltd., Class A 320,600 172,492
Gaona Aero Material Co., Ltd.,
Class A 76,500 223,404
Gaush Meditech, Ltd., Class A 45,400 41,507
G-bits Network Technology
Xiamen Co., Ltd., Class A 3,400 222,548
GCL Energy Technology Co.,
Ltd., Class A 157,600 237,603
*GCL System Integration
Technology Co., Ltd., Class A 62,800 29,723
*GCL Technology Holdings,
Ltd., Class A 38,686,000 5,349,870
GD Power Development Co.,
Ltd., Class A 210,000 139,873
*GDS Holdings, Ltd., Class A 1,570,800 9,095,301
#*GDS Holdings, Ltd.,
Sponsored ADR 17,504 782,254
Geely Automobile Holdings,
Ltd. 5,666,000 11,673,424
Shares Value
CHINA — (Continued)
GEM Co., Ltd., Class A 264,900 $ 341,448
* Gemdale Corp., Class A 544,700 254,668
#*Gemdale Properties &
Investment Corp., Ltd. 5,556,000 128,056
GemPharmatech Co., Ltd.,
Class A 22,008 55,247
* Genimous Technology Co.,
Ltd., Class A 89,300 120,886
* Genscript Biotech Corp. 1,816,000 2,988,028
*Geo-Jade Petroleum Co.rp .,
Class A 195,600 153,356
Geovis Technology Co., Ltd.,
Class A 15,566 158,318
GEPIC Energy Development
Co., Ltd., Class A 76,700 75,913
Getein Biotech, Inc., Class A 35,600 44,146
GF Securities Co., Ltd., Class
H 883,200 2,062,764
Ω#Giant Biogene Holding Co.,
Ltd. 337,200 1,435,206
Giant Network Group Co., Ltd.,
Class A 32,400 204,991
Giantec Semiconductor Corp. 5,800 155,386
GigaDevice Semiconductor,
Inc., Class A 2,700 122,305
Ginlong Technologies Co.,
Ltd., Class A 19,500 232,273
Glarun Technology Co., Ltd.,
Class A 18,700 78,095
GoerTek , Inc., Class A 94,600 353,833
Goke Microelectronics Co.,
Ltd., Class A 3,200 65,415
Goldcard Smart Group Co.,
Ltd., Class A 53,000 122,220
ΩGolden Throat Holdings
Group Co., Ltd. 389,000 161,384
Goldenmax International
Group, Ltd., Class A 56,800 208,037
#Goldwind Science &
Technology Co., Ltd., Class H 1,155,049 2,154,893
Goneo Group Co., Ltd., Class
A 17,823 107,123
Goodbaby International
Holdings, Ltd. 1,174,000 162,352
* GoodWe Technologies Co.,
Ltd., Class A 16,105 195,494
* Gosuncn Technology Group
Co., Ltd., Class A 83,500 76,998
Gotion High-tech Co., Ltd.,
Class A 68,800 375,904
#Grand Pharmaceutical
Group, Ltd. 1,849,500 1,851,939
Grandblue Environment Co.,
Ltd., Class A 32,700 138,961
* Grandjoy Holdings Group Co.,
Ltd., Class A 325,200 182,920
Great Wall Motor Co., Ltd. 2,318,500 3,933,586
* Greatoo Intelligent
Equipment, Inc., Class A 152,000 169,027

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
* Greattown Holdings, Ltd.,
Class A 600 $ 433
Gree Electric Appliances, Inc.
of Zhuhai, Class A 160,000 890,769
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 166,300 201,915
Greentown China Holdings,
Ltd. 2,131,000 3,053,368
Ω#Greentown Management
Holdings Co., Ltd. 1,353,000 569,980
Greentown Service Group Co.,
Ltd. 2,076,000 1,209,496
GRG Banking Equipment Co.,
Ltd., Class A 56,400 104,584
GRG Metrology & Test Group
Co., Ltd., Class A 125,800 429,450
Grinm Advanced Materials
Co., Ltd., Class A 49,200 157,481
Guangdong Advertising Group
Co., Ltd., Class A 94,400 164,592
Guangdong Aofei Data
Technology Co., Ltd., Class A 44,227 151,616
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 348,400 224,037
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 307,500 168,540
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 35,200 45,169
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 128,000 329,976
Guangdong Dongpeng
Holdings Co., Ltd., Class A 155,600 164,525
Guangdong Dowstone
Technology Co., Ltd., Class A 56,200 237,289
Guangdong Electric Power
Development Co., Ltd., Class
A 34,800 24,481
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 134,900 219,487
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 49,100 144,800
Guangdong Goworld Co., Ltd.,
Class A 146,900 301,564
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 48,000 81,274
Guangdong Guanhao High-
Tech Co., Ltd., Class A 209,300 105,985
Guangdong Haid Group Co.,
Ltd., Class A 52,500 389,032
*Guangdong HEC Technology
Holding Co., Ltd., Class A 67,200 263,336
Shares Value
CHINA — (Continued)
Guangdong Hongda Holdings
Group Co., Ltd., Class A 45,800 $ 324,230
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 104,000 181,031
Guangdong Hoshion Industrial
Aluminium Co., Ltd. 35,900 119,971
Guangdong Huate Gas Co.,
Ltd. 12,834 121,669
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 38,215 235,789
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 63,200 223,204
*Guangdong Land Holdings,
Ltd. 1,345,370 39,622
Guangdong Lingxiao Pump
Industry Co., Ltd. 89,100 227,259
Guangdong Marubi
Biotechnology Co., Ltd., Class
A 10,000 45,344
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 129,900 227,796
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 78,400 135,680
Guangdong Sirio Pharma Co.,
Ltd., Class A 71,396 240,339
Guangdong South New Media
Co., Ltd., Class A 32,800 216,251
*Guangdong TCL Smart Home
Appliances Co., Ltd. 259,000 375,200
*Guangdong Topstar
Technology Co., Ltd., Class A 24,100 104,737
Guangdong Vanward New
Electric Co., Ltd., Class A 93,000 134,323
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 216,500 449,737
*Guangdong Yowant
Technology Group Co., Ltd.,
Class A 94,300 100,387
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 468,300 177,180
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 64,000 176,312
Guanghui Energy Co., Ltd.,
Class A 354,000 285,693
* Guanghui Logistics Co., Ltd. 134,900 126,918
Guangshen Railway Co., Ltd.,
Class H 2,218,000 624,813
Guangxi Energy Co., Ltd.,
Class A 37,700 21,043
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 72,100 587,168
Guangxi Liugong Machinery
Co., Ltd., Class A 164,600 269,704

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Guangxi LiuYao Group Co.,
Ltd., Class A 109,874 $ 287,042
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 572 332
* GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 26,200 67,730
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 212,300 291,972
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 268,000 651,323
Guangzhou Development
Group, Inc., Class A 181,600 187,052
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,200 92,293
Guangzhou Haige
Communications Group, Inc.
Co., Class A 37,500 94,353
Guangzhou Haoyang
Electronic Co., Ltd., Class A 19,300 127,356
Guangzhou KDT Machinery
Group Co., Ltd., Class A 47,620 126,803
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 51,300 235,936
Guangzhou Lingnan Group
Holdings Co., Ltd. 78,000 142,955
*Guangzhou Pearl River Piano
Group Co., Ltd., Class A 16,800 12,712
Guangzhou Port Co., Ltd.,
Class A 289,900 148,468
Guangzhou Restaurant Group
Co., Ltd., Class A 60,100 156,404
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,400 121,603
Guangzhou Sie Consulting
Co., Ltd., Class A 28,100 93,016
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 82,500 483,158
Guangzhou Wondfo Biotech
Co., Ltd., Class A 48,600 149,898
Guangzhou Zhiguang Electric
Co., Ltd., Class A 62,000 115,950
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 79,700 108,578
Guilin Layn Natural Ingredients
Corp. 96,500 127,856
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 68,400 143,072
*Guizhou Bailing Group
Pharmaceutical Co., Ltd.,
Class A 72,300 43,996
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 19,400 24,671
Shares Value
CHINA — (Continued)
Guizhou Chanhen Chemical
Corp., Class A 40,700 $ 245,911
Guizhou Gas Group Corp.,
Ltd., Class A 141,100 141,683
Guizhou Guihang Automotive
Components Co., Ltd., Class A 73,800 155,747
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 261,900 206,090
Guizhou Qianyuan Power Co.,
Ltd. 64,800 163,415
Guizhou Sanli Pharmaceutical
Co., Ltd. 46,800 80,589
Guizhou Tyre Co., Ltd. 558,800 413,997
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 290,200 140,272
*Guizhou Zhenhua E-chem,
Inc., Class A 104,044 211,192
*Guizhou Zhongyida Co., Ltd. 118,500 223,659
* Guoguang Electric Co., Ltd.,
Class A 104,200 206,862
Guomai Technologies, Inc.,
Class A 71,200 113,694
Guoquan Food Shanghai Co.,
Ltd., Class H 451,600 246,337
Guosen Securities Co., Ltd.,
Class A 48,400 87,313
* Guosheng Securities, Inc.,
Class A 65,700 155,004
ΩGuotai Haitong Securities
Co., Ltd., Class H 973,400 2,071,515
Guoyuan Securities Co., Ltd.,
Class A 90,300 108,470
#Gushengtang Holdings, Ltd. 182,200 688,234
H World Group, Ltd. 917,500 4,497,215
Ω* Haichang Ocean Park
Holdings, Ltd. 1,788,000 119,052
Ω#Haidilao International
Holding, Ltd. 1,932,000 3,953,207
Haier Smart Home Co., Ltd.,
Class A 2,951,400 9,750,198
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 41,400 85,107
*Hainan Airlines Holding Co.,
Ltd., Class A 405,300 98,537
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 20,400 295,877
*Hainan Haide Capital
Management Co., Ltd., Class
A 143,500 120,146
*Hainan Haiqi Transportation
Group Co., Ltd. 10,200 33,382
Hainan Jinpan Smart
Technology Co., Ltd. 18,002 237,012
*Hainan Meilan International
Airport Co., Ltd. 296,000 393,039
Hainan Mining Co., Ltd., Class
A 62,900 114,104

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Hainan Strait Shipping Co.,
Ltd., Class A 155,200 $ 236,887
Haisco Pharmaceutical Group
Co., Ltd., Class A 22,400 163,312
Haitian International Holdings,
Ltd. 829,000 2,566,708
Hand Enterprise Solutions Co.,
Ltd., Class A 78,500 299,148
Hangcha Group Co., Ltd.,
Class A 51,600 205,990
Hangxiao Steel Structure Co.,
Ltd., Class A 418,100 206,304
Hangzhou Advance Gearbox
Group Co., Ltd. 29,500 70,320
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 153,400 256,207
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 7,000 128,423
Hangzhou Dptech
Technologies Co., Ltd., Class
A 44,000 117,164
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 14,800 40,495
Hangzhou First Applied
Material Co., Ltd., Class A 69,100 169,089
Hangzhou GreatStar Industrial
Co., Ltd. 47,100 233,423
Hangzhou Greenda Electronic
Materials Co., Ltd. 10,100 49,691
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 32,880 146,584
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 10,757 119,496
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 111,060 141,236
*Hangzhou Iron & Steel Co. 77,500 99,784
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 36,900 226,083
Hangzhou Onechance Tech
Corp., Class A 16,200 99,489
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 66,100 296,301
Hangzhou Robam Appliances
Co., Ltd., Class A 73,500 221,939
Hangzhou Shunwang
Technology Co., Ltd., Class A 59,100 221,052
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 27,200 130,653
Hangzhou Sunrise Technology
Co., Ltd. 109,700 271,121
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 108,000 763,358
Hangzhou Weiguang
Electronic Co., Ltd., Class A 16,100 81,851
Shares Value
CHINA — (Continued)
Hangzhou Zhongtai Cryogenic
Technology Corp. 56,900 $ 253,424
Han's Laser Technology
Industry Group Co., Ltd., Class
A 29,000 201,293
ΩHansoh Pharmaceutical
Group Co., Ltd. 430,000 2,125,306
Hanwei Electronics Group
Corp., Class A 8,300 66,053
Haohua Chemical Science &
Technology Co., Ltd., Class A 27,200 145,366
Ω*Harbin Bank Co., Ltd., Class
H 2,539,000 123,541
Harbin Boshi Automation Co.,
Ltd., Class A 29,500 69,811
Harbin Electric Co., Ltd., Class
H 902,000 2,290,313
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 114,100 231,604
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 518,500 254,353
*Harbin Pharmaceutical Group
Co., Ltd., Class A 422,000 213,692
HBIS Resources Co., Ltd.,
Class A 80,100 278,512
Health & Happiness H&H
International Holdings, Ltd. 389,500 763,070
Healthcare Co., Ltd., Class A 70,000 100,499
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 52,000 120,662
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 7,540 85,962
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 57,500 261,969
Hefei Jianghang Aircraft
Equipment Co., Ltd. 52,137 103,804
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,830 137,702
*Hefei Urban Construction
Development Co., Ltd., Class
A 130,700 262,103
Heilongjiang Agriculture Co.,
Ltd., Class A 48,300 121,596
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 70,600 88,868
*Helens International Holdings
Co., Ltd. 357,000 42,970
Henan Liliang Diamond Co.,
Ltd., Class A 27,800 159,570
Henan Lingrui Pharmaceutical
Co., Class A 78,500 247,991
Henan Mingtai Al Industrial
Co., Ltd., Class A 95,100 229,565
Henan Pinggao Electric Co.,
Ltd., Class A 75,200 229,128

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 162,300 $ 767,220
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 102,645 379,199
Henan Thinker Automatic
Equipment Co., Ltd., Class A 63,140 239,070
*Henan Yicheng New Energy
Co., Ltd., Class A 245,600 175,951
Henan Yuguang Gold & Lead
Co., Ltd., Class A 325,900 1,045,967
*Henan Yuneng Holdings Co.,
Ltd., Class A 252,400 225,120
*Henan Zhongfu Industry Co.,
Ltd. 315,000 440,011
#Hengan International Group
Co., Ltd. 1,081,000 3,917,218
Hengbao Co., Ltd., Class A 22,200 56,655
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 132,500 384,655
Hengdian Group Tospo
Lighting Co., Ltd. 34,000 70,677
Hengli Petrochemical Co., Ltd.,
Class A 372,400 1,398,248
Hengtong Logistics Co., Ltd. 109,400 160,056
Hengtong Optic-electric Co.,
Ltd., Class A 121,600 612,435
Hengyi Petrochemical Co.,
Ltd., Class A 195,100 339,046
Hesteel Co., Ltd., Class A 867,800 313,348
Hexing Electrical Co., Ltd.,
Class A 45,800 257,750
HG Technologies Co., Ltd.,
Class A 30,050 75,133
Hgtech Co., Ltd., Class A 12,200 135,860
* Hiconics Eco-energy
Technology Co., Ltd., Class A 67,900 67,594
Hiecise Precision Equipment
Co., Ltd. 6,600 37,058
Hisense Home Appliances
Group Co., Ltd., Class H 483,000 1,416,277
Hisense Visual Technology
Co., Ltd., Class A 53,500 191,333
Hitevision Co., Ltd., Class A 21,900 85,756
Hithink RoyalFlush Information
Network Co., Ltd., Class A 7,600 381,339
HLA Group Corp., Ltd., Class
A 252,600 222,755
HMT Xiamen New Technical
Materials Co., Ltd., Class A 23,700 265,220
Hongfa Technology Co., Ltd.,
Class A 16,380 67,746
* Honghua Group, Ltd., Class A 2,583,000 66,149
Hongli Zhihui Group Co., Ltd.,
Class A 94,400 102,123
* Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 212,400 122,222
Shares Value
CHINA — (Continued)
Hongrun Construction Group
Co., Ltd. 199,100 $ 291,863
Hongta Securities Co., Ltd.,
Class A 58,140 68,333
* Hongyuan Green Energy Co.,
Ltd., Class A 92,000 367,931
*Hopson Development
Holdings, Ltd. 1,425,151 635,047
Horizon Construction
Development, Ltd. 1,932,000 247,385
Hoshine Silicon Industry Co.,
Ltd., Class A 23,700 169,449
Hoymiles Power Electronics,
Inc., Class A 15,811 234,710
Huaan Securities Co., Ltd.,
Class A 188,400 193,785
Huabao Flavours &
Fragrances Co., Ltd., Class A 36,500 101,341
* Huachangda Intelligent
Equipment Group Co., Ltd. 25,600 20,587
Huada Automotive Technology
Corp., Ltd., Class A 15,800 116,830
Huadian Heavy Industries Co.,
Ltd., Class A 109,100 175,940
Huadian Power International
Corp., Ltd., Class H 1,536,000 812,282
Huadong Medicine Co., Ltd.,
Class A 47,400 245,957
Huafon Chemical Co., Ltd.,
Class A 282,400 523,256
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 183,600 173,793
* Huafu Fashion Co., Ltd.,
Class A 256,700 154,360
Huaibei Mining Holdings Co.,
Ltd., Class A 188,000 339,689
* Huaihe Energy Group Co.,
Ltd., Class A 526,000 258,789
Huakai Yibai Technology Co.,
Ltd. 47,000 96,011
Hualan Biological Engineering,
Inc., Class A 69,400 156,046
Huaming Power Equipment
Co., Ltd., Class A 64,600 276,752
Huaneng Power International,
Inc., Class H 2,322,000 1,694,739
Huangshan Novel Co., Ltd. 142,600 258,273
Huangshan Tourism
Development Co., Ltd., Class
A 155,800 285,767
Huapont Life Sciences Co.,
Ltd., Class A 293,400 236,364
ΩHuatai Securities Co., Ltd.,
Class H 757,600 1,808,221
Huatu Cendes Co., Ltd. 12,380 137,704
Huaxi Securities Co., Ltd.,
Class A 67,400 89,397
Huaxia Bank Co., Ltd., Class A 345,700 315,299
Huaxin Building Materials
Group Co., Ltd., Class A 1,900 6,833

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Huaxin Building Materials
Group Co., Ltd., Class H 479,800 $ 1,143,332
Huayu Automotive Systems
Co., Ltd., Class A 141,300 390,891
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 187,200 145,962
Hubei Chutian Smart
Communication Co., Ltd. 477,300 273,280
Hubei Dinglong Co., Ltd.,
Class A 14,900 95,449
Hubei Energy Group Co., Ltd.,
Class A 114,700 76,067
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 24,650 340,638
Hubei Huitian New Materials
Co., Ltd. 65,800 119,364
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 71,900 269,549
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 57,700 336,756
Hubei Yihua Chemical Industry
Co., Ltd., Class A 80,300 191,644
Hubei Zhenhua Chemical Co.,
Ltd. 154,280 757,717
*Huizhou CEE Technology,
Inc., Class A 67,200 110,980
Huizhou Desay Sv Automotive
Co., Ltd., Class A 11,400 200,570
Humanwell Healthcare Group
Co., Ltd., Class A 75,700 200,159
Hunan Aihua Group Co., Ltd.,
Class A 46,300 121,157
*Hunan Corun New Energy
Co., Ltd., Class A 105,300 106,189
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 381,500 209,649
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 123,900 129,224
Hunan Gold Corp., Ltd., Class
A 162,240 863,562
Hunan Jiudian Pharmaceutical
Co., Ltd. 156,900 347,598
*Hunan New Wellful Co., Ltd.,
Class A 411,600 349,350
*Hunan Silver Co., Ltd., Class
A 118,700 325,126
Hunan Valin Steel Co., Ltd.,
Class A 259,900 234,427
Hunan Zhongke Electric Co.,
Ltd., Class A 102,600 312,761
Hundsun Technologies, Inc.,
Class A 29,130 130,118
#*HUTCHMED China, Ltd. 643,500 1,926,454
#*HUTCHMED China, Ltd.,
Sponsored ADR 7,822 117,330
Ω*Hygeia Healthcare Holdings
Co., Ltd. 740,800 1,216,059
Shares Value
CHINA — (Continued)
*Hytera Communications
Corp., Ltd., Class A 156,300 $ 244,637
* HyUnion Holding Co., Ltd.,
Class A 132,800 167,163
*IAT Automobile Technology
Co., Ltd., Class A 49,700 69,424
Ω* iDreamSky Technology
Holdings, Ltd. 89,600 6,769
IEIT Systems Co., Ltd., Class
A 16,400 148,398
Iflytek Co., Ltd., Class A 14,000 120,035
IKD Co., Ltd., Class A 66,900 184,590
Ω*IMAX China Holding, Inc.,
Class A 129,000 134,951
Imeik Technology
Development Co., Ltd., Class
A 7,100 142,719
* IMotion Automotive
Technology Suzhou Co., Ltd.,
Class H 86,800 60,685
Industrial & Commercial Bank
of China, Ltd., Class H 28,731,000 23,875,973
Industrial Bank Co., Ltd., Class
A 551,800 1,484,422
Industrial Securities Co., Ltd.,
Class A 94,700 93,729
INESA Intelligent Tech, Inc. 9,600 29,292
Infore Environment
Technology Group Co., Ltd.,
Class A 257,000 260,279
Ω* Ingdan , Inc. 795,000 400,060
Ingenic Semiconductor Co.,
Ltd., Class A 9,000 186,181
*INKON Life Technology Co.,
Ltd., Class A 46,723 76,961
Inmyshow Digital Technology
Group Co., Ltd., Class A 135,700 148,559
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 412,300 148,875
Inner Mongolia Berun
Chemical Co., Ltd., Class A 298,400 362,735
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 151,700 631,129
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 96,412 219,418
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 23,200 225,248
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 413,300 351,388
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 92,800 821,293
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 10,700 40,545
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 187,900 711,994
Ω* Innovent Biologics, Inc. 123,500 1,282,488
Innuovo Technology Co., Ltd.,
Class A 84,500 126,179

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
* Insigma Technology Co., Ltd.,
Class A 92,000 $ 140,952
Inspur Digital Enterprise
Technology, Ltd. 452,000 289,384
*Inspur Software Co., Ltd.,
Class A 3,600 9,125
Intron Technology Holdings,
Ltd. 542,000 130,474
#*iQIYI, Inc., Sponsored ADR 1,041,680 2,166,694
iRay Group, Class A 10,236 174,259
IReader Technology Co., Ltd.,
Class A 30,000 106,599
*IRICO Display Devices Co.,
Ltd. 295,300 285,474
*J&T Global Express, Ltd. 2,751,000 3,582,426
*JA Solar Technology Co.,
Ltd., Class A 194,476 316,419
Jack Technology Co., Ltd.,
Class A 1,200 7,682
Jade Bird Fire Co., Ltd., Class
A 113,860 184,599
Jafron Biomedical Co., Ltd.,
Class A 52,600 151,414
Jangho Group Co., Ltd., Class
A 157,300 217,463
Jason Furniture Hangzhou
Co., Ltd., Class A 53,200 270,925
*JC Finance & Tax
Interconnect Holdings, Ltd.,
Class A 16,500 24,686
JCET Group Co., Ltd., Class A 57,700 410,714
JCHX Mining Management
Co., Ltd., Class A 30,500 346,714
Ω*JD Logistics, Inc. 4,204,900 6,024,922
Ω* Jenscare Scientific Co.,
Ltd., Class H 11,000 11,057
*Jia Yao Holdings, Ltd., Class
A 129,000 40,799
Jiajiayue Group Co., Ltd.,
Class A 229,800 430,092
Jiang Su Suyan Jingshen Co.,
Ltd. 207,500 343,281
Jiangling Motors Corp., Ltd.,
Class A 75,300 195,960
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 13,000 75,779
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 362,500 403,630
Jiangsu Azure Corp., Class A 104,700 256,053
Jiangsu Baichuan High-tech
New Materials Co., Ltd. 111,200 153,411
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 90,600 394,786
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,200 42,854
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 274,800 172,360
Jiangsu Changbao Steeltube
Co., Ltd. 332,200 472,639
Shares Value
CHINA — (Continued)
Jiangsu Changshu Automotive
Trim Group Co., Ltd. 119,900 $ 265,800
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 238,125 250,070
Jiangsu Chint Power
Technology Co., Ltd., Class A 83,800 290,412
Jiangsu Cnano Technology
Co., Ltd., Class A 6,064 40,041
*Jiangsu Dagang Co., Ltd.,
Class A 52,600 132,421
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 170,100 418,196
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 146,200 278,044
Jiangsu Etern Co., Ltd., Class
A 36,600 139,159
#Jiangsu Expressway Co.,
Ltd., Class H 1,044,000 1,376,903
*Jiangsu General Science
Technology Co., Ltd. 459,500 310,022
Jiangsu Gian Technology Co.,
Ltd., Class A 45,200 268,028
Jiangsu Guomao Reducer Co.,
Ltd., Class A 58,300 144,339
Jiangsu Guoxin Corp., Ltd.,
Class A 35,300 39,204
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 12,500 156,769
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 14,900 232,354
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 62,800 525,434
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 89,500 104,676
*Jiangsu Hongdou Industrial
Co., Ltd., Class A 216,100 73,367
Jiangsu Hongtian Technology
Co., Ltd., Class A 19,900 116,858
Jiangsu Hoperun Software
Co., Ltd., Class A 6,700 48,192
Jiangsu Huachang Chemical
Co., Ltd., Class A 137,102 128,004
Jiangsu Huaxicun Co., Ltd.,
Class A 66,500 85,238
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 397,100 261,066
Jiangsu Jibeier Pharmaceutical
Co., Ltd. 21,412 87,665
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 38,100 192,273
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 103,600 215,954
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 93,000 448,190

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Leili Motor Co., Ltd. 31,080 $ 234,331
Jiangsu Lianyungang Port Co.,
Ltd. 197,200 152,908
Jiangsu Lihua Foods Group
Co., Ltd. 77,940 225,479
Jiangsu Linyang Energy Co.,
Ltd., Class A 240,600 199,366
*Jiangsu Lopal Tech Group
Co., Ltd., Class A 40,700 105,390
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,920 229,736
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 36,300 123,397
Jiangsu Olive Sensors High-
Tech Co., Ltd., Class A 95,000 130,788
Jiangsu Pacific Precision
Forging Co., Ltd. 208,000 391,685
Jiangsu Pacific Quartz Co.,
Ltd., Class A 40,500 231,710
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 124,200 180,280
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 117,700 171,014
Jiangsu Rainbow Heavy
Industries Co., Ltd. 271,300 286,861
Jiangsu Rongtai Industry Co.,
Ltd., Class A 32,900 152,306
*Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 206,500 75,752
Jiangsu Shemar Electric Co.,
Ltd. 21,200 138,643
Jiangsu Shentong Valve Co.,
Ltd. 163,600 405,511
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 195,100 197,028
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 39,400 331,975
Jiangsu Soho High Hope
Group Corp., Class A 338,200 166,392
Jiangsu Sopo Chemical Co.,
Class A 91,200 103,909
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 306,130 221,077
Jiangsu ToLand Alloy Co.,
Ltd., Class A 32,800 176,190
*Jiangsu Transimage
Technology Co., Ltd. 25,300 68,971
Jiangsu Xinquan Automotive
Trim Co., Ltd. 32,300 403,372
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 35,100 279,334
Jiangsu Yangnong Chemical
Co., Ltd., Class A 19,850 229,589
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 102,800 115,795
Jiangsu Yoke Technology Co.,
Ltd., Class A 8,700 120,513
Shares Value
CHINA — (Continued)
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 33,200 $ 190,566
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 398,980 262,302
Jiangsu Zhongtian Technology
Co., Ltd., Class A 88,800 285,384
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 523,600 211,661
Jiangxi Bank Co., Ltd., Class H 731,500 66,503
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 73,700 107,084
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 22,700 49,376
Jiangxi Ganneng Co., Ltd.,
Class A 163,100 252,699
Jiangxi Ganyue Expressway
Co., Ltd., Class A 341,000 242,825
Jiangxi Guotai Group Co., Ltd.,
Class A 87,100 183,314
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 54,400 91,954
*Jiangxi Special Electric Motor
Co., Ltd., Class A 26,400 35,320
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 22,300 104,069
Jiangyin Haida Rubber and
Plastic Co., Ltd. 65,500 96,771
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 54,400 126,779
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 50,400 184,161
*Jiangyin Zhongnan Heavy
Industries Co., Ltd., Class A 200,400 80,145
Jianmin Pharmaceutical Group
Co., Ltd., Class A 15,800 78,735
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 277,800 542,308
Jiayin Group, Inc., ADR 13,768 90,869
Jiayou International Logistics
Co., Ltd., Class A 123,079 244,341
Jiaze Renewables Co., Ltd. 4,200 3,486
* Jihua Group Corp., Ltd.,
Class A 499,500 238,565
*Jilin Chemical Fibre , Class A 241,400 167,386
Jilin OLED Material Tech Co.,
Ltd. 54,814 291,761
*Jinbei Automotive Co., Ltd.,
Class A 266,100 179,919
#*<Jinchuan Group
International Resources Co.,
Ltd. 1,739,000 53,441
Jinduicheng Molybdenum Co.,
Ltd., Class A 235,700 695,778
Jinghua Pharmaceutical Group
Co., Ltd., Class A 102,300 112,435

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jingjin Equipment, Inc., Class
A 133,360 $ 385,041
Jinhong Gas Co., Ltd., Class A 100,287 323,600
Jinhui Liquor Co., Ltd., Class A 49,400 154,924
JinkoSolar Holding Co., Ltd.,
Sponsored ADR 46,234 1,184,977
Jinlei Technology Co., Ltd.,
Class A 49,600 195,794
Jinlongyu Group Co., Ltd. 17,700 80,259
Jinmao Property Services Co.,
Ltd. 356,000 120,798
* Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 506,600 220,093
Jinneng Science&Technology
Co., Ltd., Class A 200,800 202,207
Ω#* Jinxin Fertility Group, Ltd. 5,691,000 1,778,050
Jinyu Bio-Technology Co.,
Ltd., Class A 136,400 354,181
Jinzai Food Group Co., Ltd. 121,900 199,738
JiuGui Liquor Co., Ltd., Class
A 8,500 69,479
Jiuzhitang Co., Ltd., Class A 48,700 61,792
Jizhong Energy Resources
Co., Ltd., Class A 270,460 217,884
#JL Mag Rare-Earth Co., Ltd.,
Class H 72,400 204,322
JNBY Design, Ltd. 209,000 515,428
Joinn Laboratories China Co.,
Ltd., Class A 21,200 115,923
Ω#Joinn Laboratories China
Co., Ltd., Class H 99,800 310,785
Jointo Energy Investment Co.,
Ltd., Class A 245,600 308,444
Jointown Pharmaceutical
Group Co., Ltd., Class A 227,968 174,470
* Jolywood Suzhou Sunwatt
Co., Ltd. 96,200 113,204
Jones Tech PLC, Class A 40,000 324,141
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 126,100 323,808
Joyoung Co., Ltd., Class A 52,200 78,473
JS Corrugating Machinery Co.,
Ltd., Class A 117,000 217,293
Ω#*JS Global Lifestyle Co.,
Ltd. 1,419,000 325,238
JSTI Group, Class A 185,500 203,612
*Ju Teng International
Holdings, Ltd. 90,000 21,896
Juewei Food Co., Ltd., Class A 175,500 321,395
Juneyao Airlines Co., Ltd.,
Class A 183,800 397,674
Jutal Offshore Oil Services,
Ltd. 1,138,000 75,772
Jutze Intelligent Technology
Co., Ltd. 8,200 23,888
Kailuan Energy Chemical Co.,
Ltd., Class A 199,200 181,682
Shares Value
CHINA — (Continued)
Kaishan Group Co., Ltd.,
Class A 160,900 $ 394,652
*KBC Corp., Ltd., Class A 35,649 145,544
Keboda Technology Co., Ltd.,
Class A 9,300 93,063
Keda Industrial Group Co.,
Ltd., Class A 123,400 314,034
KEDE Numerical Control Co.,
Ltd., Class A 9,592 84,311
*Keep, Inc. 227,000 108,127
Keeson Technology Corp.,
Ltd., Class A 46,300 115,828
Kehua Data Co., Ltd., Class A 80,500 723,785
Keli Motor Group Co., Ltd. 16,920 30,669
Keli Sensing Technology
Ningbo Co., Ltd. 12,700 121,952
Keshun Waterproof
Technologies Co., Ltd., Class
A 154,880 158,639
Kidswant Children Products
Co., Ltd., Class A 264,000 406,750
#Kinetic Development Group,
Ltd. 5,576,000 1,249,472
Kingboard Holdings, Ltd. 777,000 3,147,916
#Kingboard Laminates
Holdings, Ltd. 1,344,000 2,545,266
* KingClean Electric Co., Ltd.,
Class A 24,000 111,657
* Kingdee International
Software Group Co., Ltd. 250,000 414,549
Kingfa Sci & Tech Co., Ltd.,
Class A 110,500 304,096
Kingnet Network Co., Ltd.,
Class A 80,900 290,022
Kingsemi Co., Ltd. 5,582 166,304
*Kingsoft Cloud Holdings, Ltd. 508,000 465,088
Ω* Kintor Pharmaceutical, Ltd. 65,000 23,471
Konfoong Materials
International Co., Ltd., Class A 15,321 250,115
KPC Pharmaceuticals, Inc.,
Class A 95,600 171,773
Kuaijishan Shaoxing Wine
Co., Ltd. 47,500 148,282
ΩKuaishou Technology, Class
B 2,699,100 27,700,535
* Kuang -Chi Technologies Co.,
Ltd., Class A 13,200 90,142
Kuangda Technology Group
Co., Ltd., Class A 163,700 161,314
Kunlun Energy Co., Ltd. 6,464,000 6,621,509
*Kunlun Tech Co., Ltd., Class
A 12,600 101,144
Kunshan Huguang Auto
Harness Co., Ltd. 19,100 79,985
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 20,600 158,635
* Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 55,400 177,645
Kweichow Moutai Co., Ltd.,
Class A 27,055 5,452,801

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Lakala Payment Co., Ltd.,
Class A 32,000 $ 121,071
Lancy Co., Ltd., Class A 88,100 237,002
* Landai Technology Group
Corp., Ltd. 162,700 276,187
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 107,100 160,389
Lao Feng Xiang Co., Ltd.,
Class A 19,719 130,291
Laobaixing Pharmacy Chain
JSC, Class A 246,168 544,301
Launch Tech Co., Ltd., Class
H 153,000 174,164
LB Group Co., Ltd., Class A 138,000 439,929
LC Logistics, Inc. 43,800 30,510
Lee & Man Chemical Co., Ltd. 150,000 116,010
#Lee & Man Paper
Manufacturing, Ltd. 1,640,000 749,683
Lee's Pharmaceutical
Holdings, Ltd. 463,000 95,449
Ω*Legend Holdings Corp.,
Class H 1,063,100 1,180,209
#Lenovo Group, Ltd. 10,086,000 11,468,261
Lens Technology Co., Ltd.,
Class A 171,900 898,906
Leo Group Co., Ltd., Class A 142,500 191,058
Leoch International
Technology, Ltd. 542,000 46,499
Lepu Medical Technology
Beijing Co., Ltd., Class A 79,600 204,746
LEPU ScienTech Medical
Technology Shanghai Co.,
Ltd., Class H 11,000 23,733
Leshan Giantstar Farming &
Husbandry Corp., Ltd. 181,300 459,034
Levima Advanced Materials
Corp., Class A 35,900 110,262
Leyard Optoelectronic Co.,
Ltd., Class A 61,600 62,120
#*Li Auto, Inc., Class A 938,300 7,923,593
#*Li Auto, Inc., Class A, ADR 3,809 63,344
Li Ning Co., Ltd. 4,078,500 10,674,487
* LianChuang Electronic
Technology Co., Ltd., Class A 60,000 95,464
Lianhe Chemical Technology
Co., Ltd., Class A 205,300 518,027
*Liao Ning Oxiranchem , Inc.,
Class A 38,700 54,615
Liaoning Energy Industry Co.,
Ltd., Class A 650,000 371,226
Liaoning Port Co., Ltd., Class
H 572,000 65,918
Lier Chemical Co., Ltd., Class
A 185,300 474,493
#*Lifetech Scientific Corp. 3,692,000 865,124
Lijiang Yulong Tourism Co.,
Ltd., Class A 57,200 80,147
* Linewell Software Co., Ltd. 34,000 55,172
#Lingbao Gold Group Co.,
Ltd., Class H 947,000 2,815,645
Shares Value
CHINA — (Continued)
Lingyi iTech Guangdong Co.,
Class A 121,000 $ 254,836
*Liuzhou Iron & Steel Co., Ltd.,
Class A 250,800 193,387
Livzon Pharmaceutical Group,
Inc., Class H 193,700 729,193
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 95,300 327,798
#LK Technology Holdings, Ltd. 935,000 399,875
Loncin Motor Co., Ltd., Class A 211,900 467,617
Ω#Longfor Group Holdings,
Ltd. 3,474,097 4,581,892
Longhua Technology Group
Luoyang Co., Ltd., Class A 86,800 124,869
* LONGi Green Energy
Technology Co., Ltd., Class A 96,940 249,347
Longshine Technology Group
Co., Ltd., Class A 48,700 121,132
Lontium Semiconductor Corp. 8,856 97,589
*Lotus Holdings Co., Ltd. 402,100 358,062
Lucky Harvest Co., Ltd. 69,810 351,395
Luoniushan Co., Ltd., Class A 134,200 163,134
* Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 35,800 24,927
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 34,300 221,157
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 118,200 127,530
Luxi Chemical Group Co., Ltd.,
Class A 130,900 368,146
Luxshare Precision Industry
Co., Ltd., Class A 272,400 2,025,572
Luyang Energy-Saving
Materials Co., Ltd. 60,900 116,345
Ω* Luye Pharma Group, Ltd. 3,614,500 1,286,645
Luzhou Laojiao Co., Ltd.,
Class A 53,800 935,713
Lygend Resources &
Technology Co., Ltd., Class H 39,800 128,425
* Maanshan Iron & Steel Co.,
Ltd., Class H 1,856,000 644,040
Maccura Biotechnology Co.,
Ltd., Class A 71,700 125,219
* Malion New Materials Co.,
Ltd., Class A 43,600 64,792
Mango Excellent Media Co.,
Ltd., Class A 126,800 464,603
Ω#Maoyan Entertainment 635,037 596,844
* Maoye Commercial Co., Ltd.,
Class A 39,200 37,106
* Marssenger Kitchenware Co.,
Ltd., Class A 20,000 33,289
Maxscend Microelectronics
Co., Ltd., Class A 7,400 83,354
Maxvision Technology Corp.,
Class A 25,500 103,815
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 76,700 302,550

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Mehow Innovative, Ltd., Class
A 47,540 $ 212,420
MeiG Smart Technology Co.,
Ltd., Class A 8,300 53,409
Meihua Holdings Group Co.,
Ltd., Class A 232,500 368,251
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 317,700 319,469
Ω* Meitu , Inc. 844,000 834,306
Ω* Meituan , Class B 3,400,260 42,319,842
Mesnac Co., Ltd., Class A 280,000 333,520
#Metallurgical Corp. of China,
Ltd., Class H 4,000,000 947,540
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 226,200 132,115
MicroPort NeuroScientific
Corp. 127,224 191,739
#*Microport Scientific Corp. 668,900 1,008,099
Micro-Tech Nanjing Co., Ltd. 14,464 165,795
Midea Group Co., Ltd., Class A 126,334 1,410,133
Midea Group Co., Ltd., Class
H 55,800 611,966
Ω*Midea Real Estate Holding,
Ltd. 249,000 134,229
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 28,900 263,003
Ming Yang Smart Energy
Group, Ltd., Class A 66,900 223,279
MINISO Group Holding, Ltd. 573,600 2,702,854
* Minmetals Development Co.,
Ltd., Class A 180,600 354,897
Minth Group, Ltd. 1,448,000 6,819,396
*Miracle Automation
Engineering Co., Ltd. 31,400 128,196
Miracll Chemicals Co., Ltd. 8,900 23,123
MLS Co., Ltd., Class A 310,500 441,766
*MMG, Ltd. 8,080,000 10,646,145
Ω* Mobvista , Inc. 986,000 1,874,861
*MOG Digitech Holdings, Ltd. 944,000 34,449
Monalisa Group Co., Ltd.,
Class A 49,100 114,922
Montage Technology Co., Ltd.,
Class A 6,396 167,323
Moon Environment Technology
Co., Ltd., Class A 103,480 239,374
Morimatsu International
Holdings Co., Ltd. 736,000 1,012,157
Motic Xiamen Electric Group
Co., Ltd. 34,200 82,311
Muyuan Foods Co., Ltd., Class
A 251,100 1,661,646
MYS Group Co., Ltd., Class A 407,200 244,274
Nancal Technology Co., Ltd. 46,500 320,021
* Nanfang Pump Industry Co.,
Ltd., Class A 325,300 214,330
Nanhua Futures Co., Ltd. 77,700 206,118
NanJi E-Commerce Co., Ltd.,
Class A 347,500 160,970
Shares Value
CHINA — (Continued)
Nanjing Cosmos Chemical
Co., Ltd. 61,540 $ 121,463
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 32,200 225,589
Nanjing Iron & Steel Co., Ltd.,
Class A 182,900 153,397
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 82,700 112,665
Nanjing Pharmaceutical Group
Co., Ltd. 437,970 348,420
Nanjing Securities Co., Ltd.,
Class A 165,300 189,049
*Nanjing Tanker Corp. 461,800 245,140
Nantong Jianghai Capacitor
Co., Ltd., Class A 47,300 208,762
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 59,100 233,125
NARI Technology Co., Ltd.,
Class A 169,560 614,693
*National Silicon Industry
Group Co., Ltd., Class A 33,449 107,835
NAURA Technology Group
Co., Ltd., Class A 10,665 729,119
* NavInfo Co., Ltd., Class A 61,500 93,516
NBTM New Materials Group
Co., Ltd., Class A 47,000 224,138
NetDragon Websoft Holdings,
Ltd. 449,000 577,801
Ω#*NetEase Cloud Music, Inc. 26,300 607,853
NetEase, Inc. 528,200 13,864,937
NetEase, Inc., Sponsored ADR 122,073 15,726,665
Neusoft Corp., Class A 125,200 188,395
Neutech Group, Ltd. 320,000 96,700
New China Life Insurance Co.,
Ltd., Class H 1,151,100 9,366,865
New Guomai Digital Culture
Co., Ltd., Class A 54,300 114,360
New Hope Dairy Co., Ltd.,
Class A 45,300 118,540
New Hope Liuhe Co., Ltd.,
Class A 221,500 288,055
Ω#*<New Horizon Health, Ltd. 61,500 20,868
*New Journey Health
Technology Group Co., Ltd. 378,700 127,481
New Trend International Logis -
Tech Co., Ltd. 47,500 83,639
Neway Valve Suzhou Co.,
Ltd., Class A 37,100 322,896
*Newborn Town, Inc. 366,000 538,945
Newland Digital Technology
Co., Ltd., Class A 65,700 258,214
Nexteer Automotive Group,
Ltd. 2,316,000 1,975,052
*Nine Dragons Paper
Holdings, Ltd. 2,713,000 2,848,586
* Ninestar Corp., Class A 35,100 106,947
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 200 222

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Ningbo Boway Alloy Material
Co., Ltd. 65,000 $ 184,397
*Ningbo Changhong Polymer
Scientific & Technical, Inc. 15,200 30,919
Ningbo Exciton Technology
Co., Ltd. 29,800 82,996
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 34,900 99,208
Ningbo Huaxiang Electronic
Co., Ltd., Class A 166,300 790,435
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 77,700 165,543
Ningbo Jintian Copper Group
Co., Ltd. 240,500 412,060
Ningbo Joyson Electronic
Corp., Class A 91,900 369,911
Ningbo KBE Electrical
Technology Co., Ltd. 1,600 13,912
Ningbo Orient Wires & Cables
Co., Ltd., Class A 13,700 109,225
Ningbo Peacebird Fashion
Co., Ltd., Class A 58,700 135,365
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 31,436 138,609
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 60,500 205,662
*Ningbo Shanshan Co., Ltd.,
Class A 79,700 147,561
Ningbo Sunrise Elc
Technology Co., Ltd. 30,900 106,552
Ningbo Tuopu Group Co., Ltd.,
Class A 32,355 335,964
Ningbo Xusheng Group Co.,
Ltd., Class A 62,400 160,684
Ningbo Yongxin Optics Co.,
Ltd., Class A 7,000 105,041
Ningbo Yunsheng Co., Ltd.,
Class A 102,900 209,314
Ningbo Zhoushan Port Co.,
Ltd., Class A 177,500 99,841
Ningxia Baofeng Energy Group
Co., Ltd., Class A 403,300 1,378,506
Ningxia Building Materials
Group Co., Ltd., Class A 49,900 95,546
Ningxia Orient Tantalum
Industry Co., Ltd. 32,500 180,844
Ningxia Western Venture
Industrial Co., Ltd. 144,100 108,625
*NIO, Inc., Class A 877,640 4,340,046
* Niu Technologies, ADR 56,722 187,750
NKY Medical Holdings, Ltd.,
Class A 76,700 207,327
ΩNongfu Spring Co., Ltd.,
Class H 1,121,400 6,883,736
Norinco International
Cooperation, Ltd., Class A 240,840 437,242
North Chemical Industries Co.,
Ltd., Class A 54,600 168,718
North China Pharmaceutical
Co., Ltd. 196,900 160,606
Shares Value
CHINA — (Continued)
North Copper Co., Ltd., Class
A 82,500 $ 231,313
*North Electro-Optic Co., Ltd. 16,000 40,626
North Huajin Chemical
Industries Co., Ltd., Class A 278,900 243,139
*North Industries Group Red
Arrow Co., Ltd., Class A 55,200 149,767
Northeast Pharmaceutical
Group Co., Ltd., Class A 450,000 343,101
Northeast Securities Co., Ltd.,
Class A 182,200 237,995
Northking Information
Technology Co., Ltd., Class A 51,688 141,576
Novoray Corp., Class A 11,628 111,725
*NSFOCUS Technologies
Group Co., Ltd., Class A 60,800 70,847
* Nuode New Materials Co.,
Ltd., Class A 177,500 175,424
NYOCOR Co., Ltd., Class A 353,200 303,340
Ω#* Ocumension Therapeutics 163,500 154,713
* Offcn Education Technology
Co., Ltd., Class A 280,900 113,955
Offshore Oil Engineering Co.,
Ltd., Class A 354,700 340,346
*OFILM Group Co., Ltd., Class
A 92,600 130,015
Olympic Circuit Technology
Co., Ltd., Class A 37,600 337,147
OmniVision Integrated Circuits
Group, Inc. 12,535 218,555
Onewo , Inc., Class H 301,300 755,787
Oppein Home Group, Inc.,
Class A 26,600 234,763
Opple Lighting Co., Ltd., Class
A 53,100 154,687
OPT Machine Vision Tech Co.,
Ltd., Class A 6,070 104,961
ORG Technology Co., Ltd.,
Class A 228,900 192,964
Orient International Enterprise,
Ltd., Class A 99,600 125,372
ΩOrient Securities Co., Ltd.,
Class H 412,400 358,554
*Oriental Energy Co., Ltd.,
Class A 192,300 239,016
* Ourpalm Co., Ltd., Class A 115,600 100,611
Ovctek China, Inc., Class A 95,800 217,749
*Pacific Securities Co., Ltd.
(The), Class A 157,875 95,389
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 200,940 395,734
* Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 159,700 87,991
*PCI Technology Group Co.,
Ltd., Class A 267,500 264,756
*PDD Holdings, Inc.,
Sponsored ADR 373,403 37,732,373
Ω* Peijia Medical, Ltd. 176,000 148,738

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*< Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 669,200 $ –
* Pengxin International Mining
Co., Ltd., Class A 166,400 240,337
People.cn Co., Ltd., Class A 29,800 104,774
People's Insurance Co. Group
of China, Ltd. (The), Class H 5,773,000 5,026,621
*Perennial Energy Holdings,
Ltd. 905,000 134,423
Perfect World Co., Ltd., Class
A 45,700 123,860
#Persistence Gold Group, Ltd. 815,000 131,490
PetroChina Co., Ltd., Class H 19,166,000 22,774,304
* Phancy Group Co., Ltd.,
Class H 8,800 56,453
PharmaBlock Sciences
Nanjing, Inc., Class A 18,800 111,481
ΩPharmaron Beijing Co., Ltd.,
Class H 331,475 877,742
*Phenix Optical Co., Ltd. 53,500 165,242
PhiChem Corp., Class A 58,500 233,535
PICC Property & Casualty Co.,
Ltd., Class H 5,072,000 10,514,575
Ping An Bank Co., Ltd., Class
A 492,300 766,994
Ping An Insurance Group Co.
of China, Ltd. 5,524,500 51,427,219
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 266,800 329,695
PNC Process Systems Co.,
Ltd., Class A 34,800 141,026
POCO Holding Co., Ltd., Class
A 10,700 121,588
*Polaris Bay Group Co., Ltd.,
Class A 210,800 205,909
Poly Developments and
Holdings Group Co., Ltd.,
Class A 163,600 160,274
#Poly Property Group Co., Ltd. 2,422,853 729,055
*Pony Testing International
Group Co., Ltd., Class A 73,000 120,559
Ω#Pop Mart International
Group, Ltd. 644,400 18,449,856
* Porton Pharma Solutions,
Ltd., Class A 48,300 169,817
ΩPostal Savings Bank of
China Co., Ltd., Class H 4,491,000 2,932,776
Pou Sheng International
Holdings, Ltd., Class A 2,377,000 141,530
Power Construction Corp. of
China, Ltd., Class A 444,400 361,847
* Powerwin Tech Group, Ltd. 204,000 23,509
Precision Tsugami China
Corp., Ltd. 120,000 645,351
Prinx Chengshan Holdings,
Ltd. 194,500 204,220
*Productive Technologies Co.,
Ltd. 1,224,000 35,734
Pulike Biological Engineering,
Inc. 18,400 36,740
Shares Value
CHINA — (Continued)
Pylon Technologies Co., Ltd.,
Class A 29,018 $ 253,432
Q Technology Group Co., Ltd. 925,000 1,101,515
*Qi An Xin Technology Group,
Inc. 17,574 93,997
Qianhe Condiment and Food
Co., Ltd., Class A 87,320 126,999
Qinchuan Machine Tool & Tool
Group Share Co., Ltd., Class A 86,000 151,802
Qingdao Citymedia Co., Ltd. 62,500 60,690
Qingdao East Steel Tower
Stock Co., Ltd., Class A 281,600 1,127,405
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 37,200 86,213
Qingdao Gaoce Technology
Co., Ltd., Class A 169,961 347,927
Qingdao Gon Technology Co.,
Ltd., Class A 78,300 661,089
Qingdao Haier Biomedical Co.,
Ltd., Class A 44,054 211,293
Qingdao Hanhe Cable Co.,
Ltd., Class A 392,700 289,809
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class A 58,220 133,839
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 4,400 61,848
Qingdao NovelBeam
Technology Co., Ltd. 5,622 38,320
ΩQingdao Port International
Co., Ltd., Class H 1,152,000 1,107,792
Qingdao Rural Commercial
Bank Corp., Class A 389,800 176,078
Qingdao Sentury Tire Co.,
Ltd., Class A 83,240 245,003
Qingdao TGOOD Electric Co.,
Ltd., Class A 24,900 96,501
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 44,600 59,028
*Qinghai Salt Lake Industry
Co., Ltd., Class A 173,000 815,810
Qinhuangdao Port Co., Ltd.,
Class H 881,000 304,583
* QuantumCTek Co., Ltd.,
Class A 617 55,404
Queclink Wireless Solutions
Co., Ltd., Class A 40,100 72,628
Quectel Wireless Solutions
Co., Ltd., Class A 16,240 215,589
Quick Intelligent Equipment
Co., Ltd. 20,100 109,011
#*Qunabox Group, Ltd. 93,800 309,156
* Quzhou DFP New Material
Group Co., Ltd. 313,200 187,885
Rainbow Digital Commercial
Co., Ltd., Class A 393,700 324,529
Range Intelligent Computing
Technology Group Co., Ltd. 26,500 311,955

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Rayhoo Motor Dies Co., Ltd. 34,600 $ 178,791
Raytron Technology Co., Ltd.,
Class A 10,097 164,020
Red Avenue New Materials
Group Co., Ltd., Class A 19,300 158,119
Ω*Red Star Macalline Group
Corp., Ltd., Class H 743,400 124,698
Renhe Pharmacy Co., Ltd.,
Class A 282,300 243,261
*REPT BATTERO Energy Co.,
Ltd., Class H 128,400 189,730
Rianlon Corp., Class A 68,700 462,526
Richinfo Technology Co., Ltd.,
Class A 18,600 80,781
*Risen Energy Co., Ltd., Class
A 131,700 377,596
* RiseSun Real Estate
Development Co., Ltd., Class
A 213,500 49,756
Riyue Heavy Industry Co.,
Ltd., Class A 133,800 267,742
Rizhao Port Co., Ltd., Class A 910,200 415,078
RoboTechnik Intelligent
Technology Co., Ltd., Class A 2,000 109,148
Rockchip Electronics Co., Ltd.,
Class A 6,600 181,651
* RongFa Nuclear Equipment
Co., Ltd., Class A 139,300 149,694
Rongsheng Petrochemical
Co., Ltd., Class A 346,500 735,240
* Roshow Technology Co., Ltd.,
Class A 102,300 126,563
Ruida Futures Co., Ltd., Class
A 79,000 279,119
Runjian Co., Ltd., Class A 34,000 227,146
*Sai Micro Electronics, Inc.,
Class A 29,400 221,030
Sailun Group Co., Ltd., Class
A 202,100 460,818
Sanan Optoelectronics Co.,
Ltd., Class A 65,500 152,271
Sangfor Technologies, Inc.,
Class A 5,600 129,437
Sanjiang Shopping Club Co.,
Ltd., Class A 61,000 145,583
Sanquan Food Co., Ltd., Class
A 88,700 151,846
* Sansteel Minguang Co., Ltd.,
Class A 356,402 228,157
Sansure Biotech, Inc., Class A 65,154 190,270
* Sanwei Holding Group Co.,
Ltd. 63,200 102,465
Sany Heavy Equipment
International Holdings Co., Ltd. 1,549,000 2,386,067
Sany Heavy Industry Co., Ltd.,
Class A 151,900 478,996
Satellite Chemical Co., Ltd.,
Class A 137,235 480,924
SDIC Capital Co., Ltd., Class A 159,700 176,671
Shares Value
CHINA — (Continued)
SDIC Power Holdings Co.,
Ltd., Class A 112,100 $ 205,613
Sealand Securities Co., Ltd.,
Class A 181,100 110,984
* Seazen Group, Ltd. 5,554,000 1,856,146
* Seazen Holdings Co., Ltd.,
Class A 66,200 168,374
*<S-Enjoy Service Group Co.,
Ltd. 404,000 27,159
Seres Group Co., Ltd., Class A 35,400 530,086
SF Holding Co., Ltd. 7,000 31,927
SF Holding Co., Ltd., Class A 276,900 1,493,785
SG Micro Corp., Class A 6,318 69,203
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 163,400 102,018
Shaanxi Coal Industry Co.,
Ltd., Class A 544,700 1,745,848
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 307,000 159,875
*Shaanxi Fenghuo Electronics
Co., Ltd., Class A 23,900 39,230
*Shaanxi Heimao Coking Co.,
Ltd., Class A 199,200 131,247
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 209,900 285,652
*Shandong BoAn
Biotechnology Co., Ltd., Class
H 9,800 10,453
Shandong Bohui Paper
Industrial Co., Ltd., Class A 388,300 416,716
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 50,400 123,330
Shandong Dawn Polymer Co.,
Ltd., Class A 47,525 199,704
Shandong Denghai Seeds Co.,
Ltd., Class A 66,800 108,494
Shandong Dongyue Silicone
Material Co., Ltd., Class A 106,200 186,847
Ω#Shandong Gold Mining Co.,
Ltd., Class H 584,500 3,312,543
*Shandong Haihua Co., Ltd.,
Class A 93,400 80,887
Shandong Head Group Co.,
Ltd., Class A 117,500 301,386
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 29,200 350,166
Shandong Hi-speed Co., Ltd.,
Class A 47,600 68,613
*Shandong Hi-Speed New
Energy Group, Ltd. 42,000 9,573
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 186,400 169,740
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 94,300 508,853

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shandong Huatai Paper
Industry Shareholding Co., Ltd. 216,300 $ 131,000
Shandong Humon Smelting
Co., Ltd., Class A 112,700 334,956
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 75,700 167,380
Shandong Jinjing Science &
Technology Co., Ltd., Class A 325,400 266,357
Shandong Linglong Tyre Co.,
Ltd., Class A 113,400 245,844
*Shandong Longda Meishi
Co., Ltd., Class A 143,705 88,067
Shandong Lukang Pharma 238,700 319,008
Shandong Nanshan Aluminum
Co., Ltd., Class A 600,900 634,501
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 20,100 22,670
Shandong Pharmaceutical
Glass Co., Ltd., Class A 119,100 350,380
Shandong Publishing & Media
Co., Ltd., Class A 107,400 141,989
Shandong Sun Paper Industry
JSC, Ltd., Class A 241,900 585,323
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 16,300 194,625
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 4,014,400 2,570,137
Shandong WIT Dyne Health
Co., Ltd., Class A 78,575 365,673
Shandong Xiantan Group Co.,
Ltd. 110,700 103,194
#Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 218,000 195,956
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 121,000 167,628
Shanghai Acrel Co., Ltd. 30,000 118,899
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 122,600 266,142
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 112,300 219,711
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 11,797 167,299
Shanghai AtHub Co., Ltd.,
Class A 58,612 316,783
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 52,880 155,187
Shanghai Baolong Automotive
Corp., Class A 51,100 269,934
Shanghai Baosight Software
Co., Ltd., Class A 30,895 101,601
Shanghai Baosteel Packaging
Co., Ltd., Class A 176,300 153,695
Shares Value
CHINA — (Continued)
Shanghai Belling Co., Ltd.,
Class A 40,200 $ 189,975
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 6,519 141,966
Shanghai Bright Meat Group
Co., Ltd., Class A 183,000 174,541
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 8,300 71,844
Shanghai Chinafortune Co.,
Ltd., Class A 51,000 122,010
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 101,700 258,957
Shanghai Construction Group
Co., Ltd., Class A 727,000 311,663
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 127,807 187,354
Shanghai Datun Energy
Resources Co., Ltd., Class A 98,800 183,492
*Shanghai DZH, Ltd., Class A 18,400 33,590
*Shanghai Electric Group Co.,
Ltd., Class H 892,000 479,711
Shanghai Electric Power Co.,
Ltd., Class A 91,600 280,283
Shanghai Environment Group
Co., Ltd., Class A 152,040 187,663
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 104,800 123,324
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 43,600 58,332
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 523,500 1,368,794
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 165,000 1,098,634
Shanghai Fudan- Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 130,000 54,099
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 13,200 96,314
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 21,400 90,202
*Shanghai Gench Education
Group, Ltd. 63,500 21,140
Shanghai Gentech Co., Ltd. 38,340 183,225
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 82,500 294,808
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 43,600 144,706
Ω#*Shanghai Henlius Biotech,
Inc., Class H 9,000 66,033
Shanghai Huace Navigation
Technology, Ltd., Class A 19,040 106,275
Shanghai Huafon Aluminium
Corp., Class A 79,300 300,485

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Huayi Group Co.,
Ltd., Class A 117,600 $ 170,192
Shanghai Industrial Holdings,
Ltd. 571,000 1,095,251
*Shanghai Industrial Urban
Development Group, Ltd. 1,740,000 70,182
*Shanghai INT Medical
Instruments Co., Ltd., Class H 28,600 113,672
Shanghai International Airport
Co., Ltd., Class A 17,600 77,983
Shanghai Jahwa United Co.,
Ltd., Class A 58,400 175,755
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 80,400 314,947
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 60,800 92,364
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 167,600 150,691
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 15,000 46,114
Shanghai Liangxin Electrical
Co., Ltd., Class A 99,500 150,009
Shanghai Lingang Holdings
Corp., Ltd., Class A 147,000 248,267
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 39,800 46,949
Shanghai M&G Stationery,
Inc., Class A 39,940 159,041
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,200 110,142
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 13,579 185,636
*Shanghai Milkground Food
Tech Co., Ltd., Class A 55,500 182,277
Shanghai Moons' Electric Co.,
Ltd., Class A 2,600 26,077
*Shanghai New Power
Automotive Technology Co.,
Ltd. 243,200 318,725
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 767,000 1,168,713
Shanghai Pioneer Holding,
Ltd., Class A 30,000 8,758
Shanghai Pret Composites
Co., Ltd., Class A 95,100 246,940
Shanghai Pudong Construction
Co., Ltd., Class A 222,400 251,153
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 370,500 535,126
Shanghai Putailai New Energy
Technology Group Co., Ltd. 54,035 215,400
Shanghai QiFan Cable Co.,
Ltd., Class A 64,000 192,793
Shares Value
CHINA — (Continued)
Shanghai RAAS Blood
Products Co., Ltd., Class A 179,100 $ 162,319
Shanghai Runda Medical
Technology Co., Ltd., Class A 51,200 117,701
Shanghai Rural Commercial
Bank Co., Ltd., Class A 202,000 249,619
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 215,100 169,263
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 94,500 144,510
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 9,900 110,930
*Shanghai Stonehill
Technology Co., Ltd., Class A 136,800 193,255
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 46,400 87,042
Shanghai Tunnel Engineering
Co., Ltd., Class A 237,000 231,501
Shanghai Vital Microtech Co.,
Ltd. 34,800 94,819
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 54,500 83,028
Shanghai Yaoji Technology
Co., Ltd., Class A 44,600 166,754
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 152,700 122,796
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 26,100 156,083
Shanghai Zhenhua Heavy
Industries Co., Ltd. 261,900 192,903
Shanghai Zhonggu Logistics
Co., Ltd., Class A 119,896 176,447
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 304,600 337,407
Shanjin International Gold Co.,
Ltd., Class A 96,100 481,654
Shannon Semiconductor
Technology Co., Ltd. 16,600 402,528
Shantou Wanshun New
Material Group Co., Ltd., Class
A 94,400 80,395
Shantui Construction
Machinery Co., Ltd., Class A 299,600 534,869
Shanxi Blue Flame Holding
Co., Ltd., Class A 318,900 374,809
Shanxi Coal International
Energy Group Co., Ltd., Class
A 277,500 450,304
Shanxi Coking Co., Ltd., Class
A 287,200 191,706
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 357,060 375,485
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 592,200 282,840

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shanxi Hi-speed Group Co.,
Ltd. 156,500 $ 119,998
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 251,920 227,592
*Shanxi Lu'an Chemical
Technology Co., Ltd., Class A 328,100 151,511
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 143,600 281,569
*Shanxi Meijin Energy Co.,
Ltd., Class A 148,600 108,169
Shanxi Securities Co., Ltd.,
Class A 75,100 65,363
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 217,300 163,492
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 35,000 861,040
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 167,800 138,077
* Shanying International
Holding Co., Ltd., Class A 100,076 23,755
Sharetronic Data Technology
Co., Ltd. 8,820 289,242
Shede Spirits Co., Ltd., Class
A 24,800 200,860
Shengda Resources Co., Ltd.,
Class A 53,400 468,757
Shenghe Resources Holding
Co., Ltd., Class A 46,670 181,475
Shengyi Electronics Co., Ltd.,
Class A 4,748 60,176
Shengyi Technology Co., Ltd.,
Class A 49,400 489,999
Shenma Industry Co., Ltd. 114,900 150,251
Shennan Circuits Co., Ltd.,
Class A 17,160 576,666
ΩShenwan Hongyuan Group
Co., Ltd., Class H 922,400 369,683
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 6,389 64,430
Shenzhen Absen
Optoelectronic Co., Ltd. 11,600 32,791
Shenzhen Agricultural Power
Group Co., Ltd., Class A 235,600 328,423
Shenzhen Airport Co., Ltd.,
Class A 151,600 157,896
Shenzhen Aisidi Co., Ltd.,
Class A 79,900 147,126
*Shenzhen Anche
Technologies Co., Ltd., Class
A 100 392
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 238,900 475,992
Shenzhen Bingchuan Network
Co., Ltd. 52,300 263,106
Shenzhen BSC Technology
Co., Ltd., Class A 19,200 100,236
Shares Value
CHINA — (Continued)
Shenzhen Capchem
Technology Co., Ltd., Class A 22,100 $ 161,061
Shenzhen Center Power Tech
Co., Ltd., Class A 35,400 102,463
Shenzhen Cereals Holdings
Co., Ltd., Class A 210,600 223,891
Shenzhen Changhong
Technology Co., Ltd., Class A 60,700 144,518
Shenzhen Click Technology
Co., Ltd., Class A 46,800 160,773
Shenzhen Colibri Technologies
Co., Ltd., Class A 34,200 111,732
Shenzhen Comix Group Co.,
Ltd., Class A 171,300 192,214
Shenzhen Das Intellitech Co.,
Ltd., Class A 167,100 68,510
Shenzhen Desay Battery
Technology Co., Class A 69,010 258,615
*Shenzhen Dynanonic Co.,
Ltd., Class A 27,300 162,591
Shenzhen Energy Group Co.,
Ltd., Class A 131,200 128,344
Shenzhen Envicool
Technology Co., Ltd., Class A 42,602 655,703
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 91,500 508,750
#Shenzhen Expressway Corp.,
Ltd., Class H 500,000 480,172
Shenzhen Farben Information
Technology Co., Ltd. 10,400 33,004
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 26,200 88,913
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 350,500 158,830
*Shenzhen Fenda Technology
Co., Ltd., Class A 79,600 74,318
Shenzhen FRD Science &
Technology Co., Ltd., Class A 39,800 200,623
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 140,400 140,172
Shenzhen Gas Corp., Ltd.,
Class A 152,000 150,660
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 94,600 162,355
Shenzhen Goodix Technology
Co., Ltd., Class A 9,300 108,101
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 64,500 348,235
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 225,000 159,033
Shenzhen Honor Electronic
Co., Ltd. 2,600 93,347
Shenzhen Hopewind Electric
Co., Ltd. 53,000 226,904
Shenzhen Huaqiang Industry
Co., Ltd., Class A 49,500 186,498

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Inovance
Technology Co., Ltd., Class A 17,600 $ 188,956
Shenzhen International
Holdings, Ltd. 2,251,108 2,594,206
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 120
#*Shenzhen Investment, Ltd. 3,520,000 392,128
Shenzhen Invt Electric Co.,
Ltd., Class A 122,900 158,591
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 69,100 101,792
*Shenzhen Jinjia Group Co.,
Ltd., Class A 173,800 100,010
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 148,300 151,259
Shenzhen Kaifa Technology
Co., Ltd., Class A 41,500 193,969
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 35,300 79,372
Shenzhen Kedali Industry Co.,
Ltd., Class A 11,900 264,490
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 10,500 23,504
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 174,000 456,320
Shenzhen Kinwong Electronic
Co., Ltd., Class A 38,900 358,764
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 68,900 556,846
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 106,200 181,347
Shenzhen Leaguer Co., Ltd.,
Class A 157,000 245,507
Shenzhen Lifotronic
Technology Co., Ltd. 52,053 102,888
Shenzhen Megmeet Electrical
Co., Ltd., Class A 22,300 407,998
Shenzhen Microgate
Technology Co., Ltd., Class A 88,900 156,793
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 36,800 1,001,938
Shenzhen MTC Co., Ltd.,
Class A 302,100 421,123
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 78,000 41,405
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 36,200 280,589
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 449,300 195,845
Shenzhen Noposin Crop
Science Co., Ltd., Class A 179,100 298,101
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 341,300 134,531
Shares Value
CHINA — (Continued)
#Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 526,000 $ 111,131
Shenzhen Qingyi Photomask,
Ltd. 27,185 119,513
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 17,300 116,747
Shenzhen SC New Energy
Technology Corp., Class A 29,200 578,430
Shenzhen SED Industry Co.,
Ltd., Class A 36,100 108,072
Shenzhen SEG Co., Ltd.,
Class A 65,700 85,252
Shenzhen Senior Technology
Material Co., Ltd., Class A 93,000 185,029
Shenzhen Sinexcel Electric
Co., Ltd. 50,600 276,319
Shenzhen Sunline Tech Co.,
Ltd., Class A 20,900 41,792
Shenzhen Sunlord Electronics
Co., Ltd., Class A 32,100 181,943
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 20,000 74,259
Shenzhen Sunway
Communication Co., Ltd.,
Class A 29,300 337,330
Shenzhen Tagen Group Co.,
Ltd., Class A 297,700 165,739
Shenzhen Topband Co., Ltd.,
Class A 79,900 147,816
Shenzhen Topraysolar Co.,
Ltd. 238,700 202,600
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 65,800 79,135
Shenzhen Transsion Holdings
Co., Ltd., Class A 36,720 307,070
Shenzhen United Winners
Laser Co., Ltd., Class A 29,791 127,156
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 26,300 102,381
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 107,600 417,781
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 106,000 69,840
Shenzhen Yinghe Technology
Co., Ltd., Class A 67,000 265,058
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 32,800 68,702
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 50,000 207,875
*Shenzhen Zhenye Group Co.,
Ltd., Class A 91,600 118,069
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 534,200 591,737
#Shenzhou International
Group Holdings, Ltd. 837,500 6,680,954

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
* Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 14,200 $ 136,376
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 229,300 661,052
Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 39,900 100,851
Shinva Medical Instrument
Co., Ltd., Class A 78,930 177,588
Shougang Century Holdings,
Ltd. 113,200 43,195
*< Shouhang High-Tech
Energy Co., Ltd., Class A 178,100 1,793
* Shuangliang Eco-Energy
Systems Co., Ltd., Class A 122,000 156,026
Shui On Land, Ltd. 4,154,500 367,057
* Siasun Robot & Automation
Co., Ltd., Class A 24,500 61,256
Sichuan Changhong Electric
Co., Ltd., Class A 135,600 190,390
*Sichuan Chengfei Integration
Technology Corp., Class A 37,900 196,934
Sichuan Chuantou Energy Co.,
Ltd., Class A 52,000 104,130
Sichuan Development Lomon
Co., Ltd., Class A 127,500 226,156
Sichuan EM Technology Co.,
Ltd., Class A 79,600 325,440
Sichuan Expressway Co., Ltd.,
Class H 616,000 440,918
Sichuan Furong Technology
Co., Ltd., Class A 55,471 81,635
*Sichuan Haite High-tech Co.,
Ltd., Class A 70,900 124,740
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 326,700 118,906
*Sichuan Hexie Shuangma
Co., Ltd., Class A 76,100 295,804
*Sichuan Hongda Co., Ltd. 103,200 241,398
Sichuan Injet Electric Co., Ltd.,
Class A 15,900 131,591
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 27,000 76,906
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 53,500 238,204
*Sichuan Lutianhua Co., Ltd.,
Class A 240,800 165,930
Sichuan New Energy Power
Co., Ltd., Class A 85,700 153,245
Sichuan Road and Bridge
Group Co., Ltd., Class A 225,660 315,216
Sichuan Swellfun Co., Ltd.,
Class A 30,000 179,880
Sichuan Teway Food Group
Co., Ltd., Class A 95,300 181,379
Sichuan Yahua Industrial
Group Co., Ltd., Class A 44,100 156,700
Shares Value
CHINA — (Continued)
#Sihuan Pharmaceutical
Holdings Group, Ltd. 4,024,000 $ 814,106
SIIC Environment Holdings,
Ltd., Class F 378,000 52,273
ΩSimcere Pharmaceutical
Group, Ltd. 720,000 1,077,737
Sineng Electric Co., Ltd., Class
A 51,240 273,327
*Sino GeoPhysical Co., Ltd.,
Class A 11,900 53,634
Sino Wealth Electronic, Ltd.,
Class A 8,300 39,140
Sinocare , Inc., Class A 55,800 140,879
* Sinochem International Corp.,
Class A 143,251 96,238
Sinofert Holdings, Ltd. 4,860,000 1,057,915
Sinofibers Technology Co.,
Ltd., Class A 27,700 176,689
Sinolink Securities Co., Ltd.,
Class A 137,600 184,488
Sinoma International
Engineering Co., Class A 245,100 402,665
Sinoma Science & Technology
Co., Ltd., Class A 79,600 491,023
Sinomach Automobile Co.,
Ltd., Class A 237,000 225,364
* Sinomach Heavy Equipment
Group Co., Ltd. 166,900 122,931
Sinomach Precision Industry
Group Co., Ltd. 34,000 220,054
Sinomine Resource Group
Co., Ltd., Class A 17,660 217,215
Sinopec Engineering Group
Co., Ltd., Class H 1,685,000 1,605,235
*Sinopec Oilfield Equipment
Corp., Class A 122,000 142,160
*Sinopec Oilfield Service
Corp., Class H 2,296,000 285,174
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 3,954,000 805,007
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class A 19,761 102,880
Sinopharm Group Co., Ltd.,
Class H 2,402,800 6,424,122
Sino-Platinum Metals Co., Ltd.,
Class A 173,360 587,319
Sinoseal Holding Co., Ltd.,
Class A 58,100 313,849
Sinosoft Co., Ltd., Class A 30,940 87,105
Sinosteel Engineering &
Technology Co., Ltd., Class A 251,900 250,041
Sinosteel New Materials Co.,
Ltd., Class A 84,300 131,580
*Sino-Synergy Hydrogen
Energy Technology Jiaxing
Co., Ltd., Class H 23,500 14,594
Sinotrans , Ltd., Class H 2,188,000 1,451,252

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Sinotruk Jinan Truck Co., Ltd.,
Class A 94,800 $ 258,162
Skshu Paint Co., Ltd., Class A 19,040 155,743
Skyworth Digital Co., Ltd.,
Class A 46,700 78,065
*Skyworth Group, Ltd. 600,000 547,012
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 150,800 467,067
Ω#Smoore International
Holdings, Ltd. 1,681,000 2,436,575
Snowsky Salt Industry Group
Co., Ltd., Class A 180,500 160,732
*SOHO China, Ltd. 2,199,000 149,234
Sokan New Materials Group
Co., Ltd., Class A 7,870 41,098
Solareast Holdings Co., Ltd.,
Class A 125,600 174,542
Songcheng Performance
Development Co., Ltd., Class
A 119,900 147,130
Sonoscape Medical Corp.,
Class A 12,900 51,498
SooChow Securities Co., Ltd.,
Class A 191,300 263,367
Southern Publishing & Media
Co., Ltd. 125,400 272,401
Southwest Securities Co., Ltd.,
Class A 160,600 105,814
SPIC Green Energy Co., Ltd.,
Class A 304,300 296,801
*SPIC Hydropower Co., Ltd.,
Class A 216,800 416,677
Spring Airlines Co., Ltd., Class
A 59,400 480,495
#SSY Group, Ltd. 1,050,000 397,967
Stanley Agricultural Group Co.,
Ltd., Class A 172,900 284,050
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 526,800 562,320
StarPower Semiconductor,
Ltd., Class A 7,460 118,715
State Grid Information &
Communication Co., Ltd.,
Class A 74,400 207,639
State Grid Yingda Co., Ltd.,
Class A 160,300 154,274
STO Express Co., Ltd., Class
A 254,300 470,458
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 20,800 74,148
Sumavision Technologies Co.,
Ltd., Class A 265,417 230,621
Sumec Corp., Ltd., Class A 322,270 541,498
Sun Art Retail Group, Ltd. 4,276,500 843,286
*Sun Create Electronics Co.,
Ltd., Class A 17,400 67,459
*Sun King Technology Group,
Ltd. 1,508,000 368,808
Sunflower Pharmaceutical
Group Co., Ltd., Class A 50,200 101,681
Shares Value
CHINA — (Continued)
Sungrow Power Supply Co.,
Ltd., Class A 67,540 $ 1,467,141
Suning Universal Co., Ltd.,
Class A 475,700 160,134
Sunny Optical Technology
Group Co., Ltd. 911,800 7,308,690
Sunresin New Materials Co.,
Ltd., Class A 15,900 153,618
Sunrise Group Co., Ltd., Class
A 334,800 315,954
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 6,312 54,682
#*Sunshine Lake Pharma Co.,
Ltd., Class H 87,572 477,460
Sunstone Development Co.,
Ltd., Class A 152,500 609,447
Suntak Technology Co., Ltd.,
Class A 104,800 224,336
Sunward Intelligent Equipment
Co., Ltd., Class A 97,000 159,915
Sunwoda Electronic Co., Ltd.,
Class A 45,600 153,699
Suofeiya Home Collection Co.,
Ltd., Class A 154,400 330,065
SUPCON Technology Co.,
Ltd., Class A 12,888 155,424
Suzhou Anjie Technology Co.,
Ltd., Class A 111,300 222,879
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 80,700 898,098
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 239,600 128,567
Suzhou Good-Ark Electronics
Co., Ltd., Class A 62,600 96,359
Suzhou Maxwell Technologies
Co., Ltd., Class A 12,000 536,049
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 250,300 250,253
Suzhou Secote Precision
Electronic Co., Ltd., Class A 49,300 359,574
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 14,400 29,727
Suzhou Sushi Testing Group
Co., Ltd., Class A 111,500 293,375
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 24,052 859,586
Suzhou TZTEK Technology
Co., Ltd. 10,668 129,864
Suzhou Veichi Electric Co.,
Ltd. 5,000 68,102
*SVG Optronics Co., Ltd. 7,200 50,339
Symphony Holdings, Ltd. 330,000 60,425
* SYoung Group Co., Ltd.,
Class A 80,700 264,809
Taiji Computer Corp., Ltd.,
Class A 29,700 103,354

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Taiyuan Heavy Industry Co.,
Ltd., Class A 296,600 $ 104,111
* Talkweb Information System
Co., Ltd., Class A 12,600 57,423
* Tangrenshen Group Co., Ltd.,
Class A 480,100 308,035
TangShan Port Group Co.,
Ltd., Class A 460,100 283,289
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 374,700 442,009
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 43,200 165,310
Tansun Technology Co., Ltd.,
Class A 33,300 82,013
* Tanwan , Inc. 133,000 302,795
Tasly Pharmaceutical Group
Co., Ltd., Class A 118,900 258,281
Tayho Advanced Materials
Group Co., Ltd., Class A 198,400 372,751
TBEA Co., Ltd., Class A 190,230 744,358
TCL Electronics Holdings, Ltd. 1,661,000 2,554,338
TCL Technology Group Corp.,
Class A 762,000 531,656
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 164,700 222,955
TDG Holdings Co., Ltd. 135,700 264,712
*Tellhow Sci-Tech Co., Ltd. 67,200 107,790
Telling Telecommunication
Holding Co., Ltd., Class A 78,200 117,559
Ten Pao Group Holdings, Ltd. 200,000 71,450
Tencent Holdings, Ltd. 2,753,200 213,636,785
Tencent Music Entertainment
Group, ADR 246,070 4,129,055
Tencent Music Entertainment
Group, Class A 41,800 350,577
Three Squirrels, Inc., Class A 40,900 140,270
Three's Co. Media Group Co.,
Ltd., Class A 45,800 270,532
Thunder Software Technology
Co., Ltd., Class A 6,900 74,705
Tian An China Investment Co.,
Ltd. 57,000 33,428
Tian Di Science & Technology
Co., Ltd., Class A 339,300 294,330
Tian Lun Gas Holdings, Ltd. 133,000 49,898
Tiande Chemical Holdings,
Ltd. 324,000 68,453
* Tianfeng Securities Co., Ltd.,
Class A 186,600 110,865
#Tiangong International Co.,
Ltd. 2,282,000 999,326
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 19,400 55,063
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 256,000 143,248
Shares Value
CHINA — (Continued)
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 300,000 $ 156,661
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,100 71,139
Tianjin Port Co., Ltd., Class A 414,700 288,148
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 60,500 173,372
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 157,200 102,217
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 83,500 76,157
* Tianma Microelectronics Co.,
Ltd., Class A 207,100 288,992
Tianneng Battery Group Co.,
Ltd. 20,794 101,378
#*Tianqi Lithium Corp. 171,400 1,084,624
Tianrun Industry Technology
Co., Ltd., Class A 214,500 228,346
Tianshan Aluminum Group
Co., Ltd., Class A 380,700 1,032,353
* TianShan Material Co., Ltd.,
Class A 144,100 117,331
Tianshui Huatian Technology
Co., Ltd., Class A 137,546 300,170
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 7,100 24,452
Tibet Mineral Development
Co., Ltd., Class A 17,900 69,501
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 41,170 251,120
#Time Interconnect
Technology, Ltd. 601,000 1,192,812
Tinergy Chemical Co., Ltd.,
Class A 169,445 127,487
Tingyi Cayman Islands Holding
Corp. 2,036,000 3,091,919
Titan Wind Energy Suzhou
Co., Ltd., Class A 221,300 250,548
TKD Science and Technology
Co., Ltd., Class A 37,300 86,337
Tofflon Science & Technology
Group Co., Ltd., Class A 86,400 204,587
Toly Bread Co., Ltd., Class A 179,560 141,813
Tomson Group, Ltd. 599,481 204,952
#Tong Ren Tang Technologies
Co., Ltd., Class H 809,000 445,433
Tongcheng Travel Holdings,
Ltd. 1,868,000 5,558,769
* Tongding Interconnection
Information Co., Ltd., Class A 90,000 101,636
TongFu Microelectronics Co.,
Ltd., Class A 75,900 568,434
Tongguan Gold Group, Ltd. 1,058,000 460,607
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 96,700 125,895

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
* Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 9,700 $ 35,862
Tongkun Group Co., Ltd.,
Class A 107,900 339,472
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 170,500 339,465
Tongling Nonferrous Metals
Group Co., Ltd., Class A 738,300 878,360
* Tongwei Co., Ltd., Class A 112,700 295,073
Tongyu Heavy Industry Co.,
Ltd., Class A 642,200 276,233
Topchoice Medical Corp.,
Class A 13,964 92,406
Topsec Technologies Group,
Inc., Class A 127,700 160,927
ΩTopsports International
Holdings, Ltd. 4,731,000 1,714,372
Toread Holdings Group Co.,
Ltd., Class A 31,700 62,157
#*Towngas Smart Energy Co.,
Ltd. 970,262 455,954
*TPV Technology Co., Ltd.,
Class A 424,600 155,759
Ω* Transcenta Holding, Ltd. 91,500 27,885
TravelSky Technology, Ltd.,
Class H 1,416,000 1,927,357
*Trina Solar Co., Ltd., Class A 67,816 182,923
Trip.com Group, Ltd. 177,850 10,972,013
Trip.com Group, Ltd.,
Sponsored ADR 22,550 1,383,893
#*Triumph New Energy Co.,
Ltd., Class H 20,000 9,783
Triumph Science &
Technology Co., Ltd., Class A 97,900 204,777
*Troy Information Technology
Co., Ltd., Class A 34,800 33,442
*TRS Information Technology
Corp., Ltd., Class A 12,800 42,186
* Truking Technology, Ltd.,
Class A 137,700 220,477
*Tsinghua Tongfang Co., Ltd.,
Class A 70,000 93,954
Tsingtao Brewery Co., Ltd.,
Class H 708,000 4,485,683
TSP Wind Power Group Co.,
Ltd. 283,200 557,739
Ω#* Tuhu Car, Inc., Class A 231,300 461,137
*< Tunghsu Optoelectronic
Technology Co., Ltd., Class A 429,200 –
Tuya, Inc., ADR 5,310 11,098
UE Furniture Co., Ltd., Class A 100 172
*Uni-Bio Science Group, Ltd. 720,000 10,233
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 10,000 120,999
Unilumin Group Co., Ltd.,
Class A 209,300 235,757
#Uni-President China
Holdings, Ltd. 2,576,000 2,602,487
Shares Value
CHINA — (Continued)
Unisplendour Corp., Ltd.,
Class A 54,400 $ 195,803
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 75,600 368,467
* UTour Group Co., Ltd., Class
A 88,700 103,613
V V Food & Beverage Co.,
Ltd., Class A 544,000 296,601
Valiant Co., Ltd., Class A 184,300 453,108
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 41,200 99,810
Vatti Corp., Ltd., Class A 115,100 104,316
* Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 19,700 73,117
* Venustech Group, Inc., Class
A 44,300 90,432
* Verisilicon Microelectronics
Shanghai Co., Ltd. 3,024 96,580
Victory Giant Technology
Huizhou Co., Ltd., Class A 25,800 982,740
Viomi Technology Co., Ltd.,
ADR 24,706 32,859
Vipshop Holdings, Ltd.,
Sponsored ADR 676,114 11,568,311
* Visionox Technology, Inc.,
Class A 67,500 84,384
Visual China Group Co., Ltd.,
Class A 45,438 172,240
Ω*Viva Biotech Holdings 2,088,000 684,441
* Vnet Group, Inc., Sponsored
ADR 158,309 1,666,994
Walvax Biotechnology Co.,
Ltd., Class A 55,600 101,021
* Wanbangde Pharmaceutical
Holding Group Co., Ltd., Class
A 44,500 100,058
*Wanda Film Holding Co., Ltd.,
Class A 104,000 177,141
Wangfujing Group Co., Ltd.,
Class A 40,300 84,063
Wangneng Environment Co.,
Ltd., Class A 83,000 201,551
Wangsu Science &
Technology Co., Ltd., Class A 98,600 234,894
Wanguo Gold Group, Ltd. 1,003,500 1,599,751
Wanhua Chemical Group Co.,
Ltd., Class A 86,347 1,092,737
Want Want China Holdings,
Ltd. 5,272,000 3,186,273
Wanxiang Qianchao Co., Ltd.,
Class A 146,100 362,134
Warom Technology, Inc. Co. 125,600 353,602
Wasion Holdings, Ltd. 834,000 2,562,967
Wasu Media Holding Co., Ltd.,
Class A 100,300 125,676
Weichai Power Co., Ltd., Class
H 2,214,000 7,546,600

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Weifu High-Technology Group
Co., Ltd., Class A 30,600 $ 94,248
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 78,400 118,424
Weihai Guangwei Composites
Co., Ltd., Class A 30,060 172,672
Weilong Delicious Global
Holdings, Ltd. 188,000 295,853
Ω#* Weimob , Inc. 1,299,000 402,523
Wellhope Foods Co., Ltd.,
Class A 83,500 89,971
Wencan Group Co., Ltd.,
Class A 41,300 122,570
Wens Foodstuff Group Co.,
Ltd., Class A 273,400 613,560
Wenzhou Yihua Connector
Co., Ltd., Class A 17,900 135,191
West China Cement, Ltd. 5,250,000 2,520,904
Western Metal Materials Co.,
Ltd. 40,600 287,534
Western Mining Co., Ltd.,
Class A 154,400 790,736
Western Region Gold Co.,
Ltd., Class A 56,600 364,126
Western Securities Co., Ltd.,
Class A 200,400 230,921
Western Superconducting
Technologies Co., Ltd., Class
A 15,996 194,977
Willfar Information Technology
Co., Ltd. 24,641 145,266
Winall Hi-Tech Seed Co., Ltd.,
Class A 35,044 52,531
Windey Energy Technology
Group Co., Ltd., Class A 82,610 231,265
* Wingtech Technology Co.,
Ltd., Class A 48,800 276,599
Winner Medical Co., Ltd.,
Class A 46,100 234,768
Winning Health Technology
Group Co., Ltd., Class A 49,800 79,164
Wolong Electric Group Co.,
Ltd., Class A 107,400 678,888
*World Union Group, Inc.,
Class A 164,000 63,936
Wuchan Zhongda Group Co.,
Ltd., Class A 212,000 178,413
Wuhan DR Laser Technology
Corp., Ltd., Class A 12,500 158,154
Wuhan East Lake High
Technology Group Co., Ltd. 124,800 197,488
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 24,100 66,774
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 46,600 86,278
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 6,600 125,766
*Wuhan P&S Information
Technology Co., Ltd., Class A 31,600 50,414
Shares Value
CHINA — (Continued)
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 28,800 $ 126,655
Wuhu Token Science Co.,
Ltd., Class A 202,700 185,166
Wuliangye Yibin Co., Ltd.,
Class A 204,300 3,085,970
Wuling Motors Holdings, Ltd.,
Class A 1,560,000 103,871
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,000 652,216
Wushang Group Co., Ltd.,
Class A 209,700 319,469
ΩWuXi AppTec Co., Ltd.,
Class H 244,000 3,474,244
Wuxi Autowell Technology
Co., Ltd., Class A 44,357 606,205
Wuxi Best Precision Machinery
Co., Ltd. 35,300 123,705
Ω*Wuxi Biologics Cayman, Inc. 2,770,500 13,125,792
Wuxi Boton Technology Co.,
Ltd., Class A 35,500 118,124
Wuxi Chipown Micro-
Electronics, Ltd. 8,905 94,260
Wuxi DK Electronic Materials
Co., Ltd. 15,260 237,990
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 93,300 281,861
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 105,200 873,375
Wuxi Longsheng Technology
Co., Ltd. 4,600 34,378
Wuxi NCE Power Co., Ltd.,
Class A 29,120 192,994
Wuxi Paike New Materials
Technology Co., Ltd., Class A 19,500 305,938
Wuxi Rural Commercial Bank
Co., Ltd. 248,800 211,172
Wuxi Taiji Industry, Ltd. Co.,
Class A 157,100 253,573
* WuXi XDC Cayman, Inc. 43,500 349,796
Wuxi Xinje Electric Co., Ltd.,
Class A 15,500 122,862
Wuzhou Special Paper Group
Co., Ltd. 40,000 81,251
XCMG Construction Machinery
Co., Ltd., Class A 435,700 673,172
XD, Inc. 194,400 2,139,478
XGD, Inc., Class A 31,400 120,156
Ω* Xiabuxiabu Catering
Management China Holdings
Co., Ltd. 613,000 60,439
Xiamen Amoytop Biotech Co.,
Ltd. 14,663 160,293
Xiamen Bank Co., Ltd., Class
A 194,300 195,661
Xiamen C & D, Inc., Class A 68,900 94,559
Xiamen Changelight Co., Ltd.,
Class A 78,200 428,951

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Xiamen Faratronic Co., Ltd.,
Class A 15,900 $ 248,611
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 35,100 157,239
Xiamen International Airport
Co., Ltd., Class A 4,600 12,156
Xiamen Intretech , Inc., Class A 47,200 136,074
Xiamen ITG Group Corp., Ltd.,
Class A 248,832 250,217
Xiamen Jihong Technology
Co., Ltd., Class A 97,400 278,134
Xiamen Kingdomway Group
Co., Class A 79,700 218,073
Xiamen Port Development Co.,
Ltd., Class A 168,500 306,637
Xiamen Tungsten Co., Ltd.,
Class A 78,300 636,984
Xiamen Xiangyu Co., Ltd.,
Class A 215,600 263,634
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 4,099 65,707
*Xian International Medical
Investment Co., Ltd., Class A 209,850 147,622
Xi'an Manareco New Materials
Co., Ltd. 39,516 287,589
Xi'An Shaangu Power Co.,
Ltd., Class A 113,900 174,669
Xi'an Triangle Defense Co.,
Ltd., Class A 36,500 200,056
Xiandai Investment Co., Ltd.,
Class A 185,600 114,276
* Xiangcai Co., Ltd., Class A 64,900 102,607
Xiangpiaopiao Food Co., Ltd.,
Class A 80,000 152,605
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 32,400 66,652
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 120,600 243,063
Xianhe Co., Ltd., Class A 44,500 157,161
Ω*Xiaomi Corp., Class B 4,178,400 18,993,457
Ximei Resources Holding, Ltd. 12,500 14,309
Xinfengming Group Co., Ltd.,
Class A 135,900 408,015
Xingfa Aluminium Holdings,
Ltd., Class A 11,000 10,676
Xinhuanet Co., Ltd., Class A 70,880 254,916
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 69,800 163,874
Xinjiang Joinworld Co., Ltd.,
Class A 214,900 281,018
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class A 435,900 287,828
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 81,552 359,231
Shares Value
CHINA — (Continued)
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 1,212,000 $ 431,433
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 166,300 211,245
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 465,900 469,834
* Xinte Energy Co., Ltd., Class
H 518,400 505,144
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 569,600 595,715
Xinxiang Richful Lube Additive
Co., Ltd., Class A 24,400 212,328
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 230,600 167,527
Xinyi Energy Holdings, Ltd. 4,447,157 689,023
#Xinyi Solar Holdings, Ltd. 6,165,876 2,668,561
* Xinzhi Group Co., Ltd., Class
A 35,200 130,545
Xizang Zhufeng Resources
Co., Ltd., Class A 137,700 374,989
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 46,900 114,968
#*XPeng, Inc., ADR 3,000 53,940
* XPeng , Inc., Class A 851,500 7,812,077
Xtep International Holdings,
Ltd. 3,635,415 2,392,670
Xuji Electric Co., Ltd., Class A 29,900 128,309
ΩYadea Group Holdings, Ltd. 1,431,931 2,024,216
Yangling Metron New Material,
Inc., Class A 134,260 326,799
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 157,500 1,687,997
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 21,600 269,716
Yankershop Food Co., Ltd.,
Class A 15,540 152,040
Yankuang Energy Group Co.,
Ltd., Class H 3,975,200 5,807,782
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 38,900 117,350
Yantai China Pet Foods Co.,
Ltd., Class A 17,200 122,951
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 54,600 108,158
Yantai Eddie Precision
Machinery Co., Ltd., Class A 26,400 84,160
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,500 666,512
Yantai North Andre Juice Co.,
Ltd., Class H 8,000 16,523
YanTai Shuangta Food Co.,
Ltd., Class A 170,400 127,715
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 61,200 153,984
YD Electronic Technology Co.,
Ltd., Class A 14,400 131,233
#*Yeahka, Ltd. 209,200 214,030

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Yealink Network Technology
Corp., Ltd., Class A 72,280 $ 398,973
* Yechiu Metal Recycling
China, Ltd., Class A 333,500 221,172
YGSOFT, Inc., Class A 197,472 183,231
* Yibin Tianyuan Group Co.,
Ltd., Class A 180,800 157,358
Yifan Pharmaceutical Co., Ltd.,
Class A 94,900 166,010
Yifeng Pharmacy Chain Co.,
Ltd., Class A 78,852 270,996
#Yihai International Holding,
Ltd. 1,127,000 2,121,323
* Yijiahe Technology Co., Ltd.,
Class A 15,800 70,916
Yinbang Clad Material Co.,
Ltd., Class A 27,900 60,205
Yindu Kitchen Equipment Co.,
Ltd. 42,340 98,308
Yingkou Jinchen Machinery
Co., Ltd. 25,500 175,275
Yixintang Pharmaceutical
Group Co., Ltd., Class A 174,400 352,749
Yizumi Holdings Co., Ltd.,
Class A 77,100 286,049
Yonfer Agricultural Technology
Co., Ltd., Class A 125,800 316,703
* Yonghui Superstores Co.,
Ltd., Class A 194,800 123,304
Yongjin Technology Group
Co., Ltd. 88,500 245,207
YongXing Special Materials
Technology Co., Ltd., Class A 30,100 217,156
* Yonyou Network Technology
Co., Ltd., Class A 28,200 61,582
Yotrio Group Co., Ltd., Class A 796,800 434,433
* Youcare Pharmaceutical
Group Co., Ltd. 42,051 146,758
#*Youdao, Inc., ADR 18,612 193,565
Youngor Fashion Co., Ltd.,
Class A 121,800 128,786
Youngy Co., Ltd., Class A 22,100 173,683
* Youzu Interactive Co., Ltd.,
Class A 53,900 93,745
YSB, Inc. 3,600 2,563
YTO Express Group Co., Ltd.,
Class A 129,400 314,225
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 52,700 79,680
Yuexiu Property Co., Ltd. 1,934,000 1,129,242
Yuexiu Transport
Infrastructure, Ltd. 640,000 387,621
Yueyang Forest & Paper Co.,
Ltd., Class A 231,400 191,077
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 33,000 81,179
Yum China Holdings, Inc. 232,050 11,558,376
Yum China Holdings, Inc. 147,876 7,308,032
YUNDA Holding Group Co.,
Ltd., Class A 252,800 249,480
Shares Value
CHINA — (Continued)
Yunnan Aluminium Co., Ltd.,
Class A 130,000 $ 629,120
Yunnan Baiyao Group Co.,
Ltd., Class A 30,900 247,198
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 246,800 348,651
Yunnan Copper Co., Ltd.,
Class A 85,100 324,666
Yunnan Energy Investment
Co., Ltd., Class A 118,700 200,642
*Yunnan Energy New Material
Group Co., Ltd., Class A 41,300 302,949
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 9,700 49,035
Yunnan Nantian Electronics
Information Co., Ltd. 34,000 82,612
Yunnan Tin Co., Ltd., Class A 98,700 565,396
Yunnan Yuntianhua Co., Ltd.,
Class A 98,700 542,252
Yusys Technologies Co., Ltd.,
Class A 55,900 181,179
Yutong Bus Co., Ltd., Class A 31,400 139,580
Yutong Heavy Industries Co.,
Ltd. 44,400 79,011
#*Zai Lab, Ltd. 352,400 592,470
*Zai Lab, Ltd., Sponsored ADR 31,270 519,082
* Zall Smart Commerce Group,
Ltd. 1,458,000 19,416
Zangge Mining Co., Ltd., Class
A 42,400 526,394
Zanyu Technology Group Co.,
Ltd. 64,000 132,303
ZBOM Home Collection Co.,
Ltd., Class A 61,660 86,929
#ZCZL Industrial Technology
Group Co., Ltd., Class H 392,400 1,108,409
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 9,900 228,441
Zhaojin Mining Industry Co.,
Ltd., Class H 1,641,000 7,606,464
Zhefu Holding Group Co., Ltd.,
Class A 401,000 280,359
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 103,000 251,154
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 46,500 66,024
*Zhejiang Century Huatong
Group Co., Ltd., Class A 166,300 472,730
Zhejiang Cfmoto Power Co.,
Ltd., Class A 11,200 405,831
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 18,800 216,200
Zhejiang China Commodities
City Group Co., Ltd., Class A 110,500 255,772

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Chint Electrics Co.,
Ltd., Class A 91,100 $ 383,073
Zhejiang Communications
Technology Co., Ltd., Class A 331,040 197,634
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 584,900 379,483
Zhejiang Crystal- Optech Co.,
Ltd., Class A 71,900 246,483
Zhejiang Dafeng Industry Co.,
Ltd. 54,500 113,527
Zhejiang Dahua Technology
Co., Ltd., Class A 90,500 246,843
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 98,900 220,100
Zhejiang Dingli Machinery Co.,
Ltd., Class A 22,900 185,142
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 212,600 385,361
Zhejiang Expressway Co.,
Ltd., Class H 1,382,760 1,304,908
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 86,200 221,350
*Zhejiang Great Southeast
Co., Ltd., Class A 147,800 73,993
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 122,100 179,164
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 365,400 377,422
Zhejiang Hailiang Co., Ltd.,
Class A 129,295 271,748
Zhejiang Hailide New Material
Co., Ltd., Class A 393,600 419,007
Zhejiang HangKe Technology,
Inc. Co., Class A 61,314 266,379
Zhejiang Hangmin Co., Ltd.,
Class A 145,810 160,046
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 164,400 149,706
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 428,600 647,404
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,000 152,026
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 87,700 198,329
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 84,330 196,167
Zhejiang Huangma
Technology Co., Ltd. 148,000 355,772
*Zhejiang Huatong Meat
Products Co., Ltd. 190,600 274,467
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 67,600 700,186
Shares Value
CHINA — (Continued)
Zhejiang International Group
Co., Ltd. 147,760 $ 265,493
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 355,200 603,983
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 38,100 204,386
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 25,800 141,298
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 37,400 110,780
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 74,460 476,883
Zhejiang Jingu Co., Ltd., Class
A 81,500 140,576
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 112,000 273,422
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 82,600 60,720
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 60,600 293,179
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 73,800 193,649
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 155,600 381,652
Zhejiang Juhua Co., Ltd.,
Class A 74,500 421,623
Zhejiang Lante Optics Co., Ltd. 19,220 127,049
Zhejiang Longsheng Group
Co., Ltd., Class A 99,900 218,733
Zhejiang Medicine Co., Ltd.,
Class A 135,800 291,867
Zhejiang Meida Industrial Co.,
Ltd., Class A 63,400 81,994
*Zhejiang Narada Power
Source Co., Ltd., Class A 84,000 180,294
Zhejiang NHU Co., Ltd., Class
A 123,260 494,012
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 62,800 141,386
Zhejiang Runtu Co., Ltd.,
Class A 206,500 374,007
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 44,800 328,300
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 34,800 346,133
Zhejiang Semir Garment Co.,
Ltd., Class A 303,600 241,961
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 302,980 237,544
#Zhejiang Shibao Co., Ltd.,
Class H 178,000 126,952
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 2,700 7,955

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 30,284 $ 107,782
Zhejiang Southeast Space
Frame Co., Ltd., Class A 139,000 119,978
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 126,400 192,929
Zhejiang Sunoren Solar
Technology Co., Ltd. 136,000 194,669
*Zhejiang Sunriver Culture
Tourism Co., Ltd. 112,800 107,586
Zhejiang Supor Co., Ltd.,
Class A 12,500 77,629
Zhejiang Taihua New Material
Group Co., Ltd., Class A 301,100 401,969
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 126,400 112,557
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 43,600 163,077
Zhejiang Tony Electronic Co.,
Ltd., Class A 21,900 53,306
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 192,500 426,190
Zhejiang Wanliyang Co., Ltd.,
Class A 216,700 309,246
Zhejiang Wanma Co., Ltd.,
Class A 111,600 267,308
Zhejiang Wansheng Co., Ltd.,
Class A 73,500 128,257
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 88,060 348,880
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 173,600 260,976
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 122,400 219,222
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 41,200 168,918
Zhejiang XCC Group Co., Ltd. 32,500 354,581
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 150,600 198,885
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 144,458 268,081
Zhejiang Xinao Textiles, Inc. 237,300 316,113
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 45,500 188,577
Zhejiang Yasha Decoration
Co., Ltd., Class A 141,100 85,456
Zhejiang Yinlun Machinery
Co., Ltd., Class A 56,400 299,310
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 38,300 97,853
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 89,100 365,818
Shares Value
CHINA — (Continued)
*Zhejiang Yongtai Technology
Co., Ltd., Class A 57,700 $ 212,911
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 7,440 55,988
Zhende Medical Co., Ltd.,
Class A 30,100 297,783
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 293,700 191,820
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 248,400 190,107
Zheshang Development Group
Co., Ltd. 152,400 136,586
Zheshang Securities Co., Ltd.,
Class A 115,900 178,403
* Zhewen Interactive Group
Co., Ltd., Class A 93,200 175,773
Ω* ZhongAn Online P&C
Insurance Co., Ltd., Class H 1,563,900 3,332,176
* Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 82,700 123,135
Zhongji Innolight Co., Ltd.,
Class A 13,500 1,260,412
Zhongjin Gold Corp., Ltd.,
Class A 160,500 851,992
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 149,249 744,817
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 159,500 243,221
Zhongsheng Group Holdings,
Ltd. 1,422,000 2,121,247
Zhongtai Securities Co., Ltd.,
Class A 179,500 165,006
*< Zhongtian Financial Group
Co., Ltd., Class A 95,500 –
Zhongtong Bus Holding Co.,
Ltd., Class A 129,400 215,192
ZhongYeDa Electric Co., Ltd.,
Class A 62,450 87,773
#Zhongyu Energy Holdings,
Ltd. 328,000 119,697
Ω#Zhongyuan Bank Co., Ltd.,
Class H 740,000 31,269
Zhongyuan Environment-
Protection Co., Ltd., Class A 121,500 151,366
ΩZhou Hei Ya International
Holdings Co., Ltd. 1,728,000 362,872
Zhuhai Enpower Electric Co.,
Ltd. 21,700 78,168
Zhuhai Huafa Properties Co.,
Ltd., Class A 302,300 185,260
Zhuhai Port Co., Ltd., Class A 81,600 64,446
Zhuzhou CRRC Times Electric
Co., Ltd. 560,900 3,065,318
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 32,000 229,068

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhuzhou Kibing Group Co.,
Ltd., Class A 221,600 $ 223,471
*Zhuzhou Smelter Group Co.,
Ltd. 166,200 548,238
Zhuzhou Times New Material
Technology Co., Ltd., Class A 194,800 409,424
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 247,600 210,154
Zijin Mining Group Co., Ltd.,
Class H 5,054,000 27,115,331
ZJAMP Group Co., Ltd., Class
A 149,644 235,080
Ω#ZJLD Group, Inc. 326,800 376,609
ZJMI Environmental Energy
Co., Ltd., Class A 61,400 121,364
Zkteco Co., Ltd., Class A 13,900 76,246
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,641,800 1,843,680
#ZTE Corp., Class H 541,400 1,964,643
ZTO Express Cayman, Inc. 484,050 10,759,835
ZTO Express Cayman, Inc.,
Sponsored ADR 8,750 191,888
ZWSOFT Co., Ltd., Class A 3,470 34,534
TOTAL CHINA 2,119,990,322
COLOMBIA — (0.1%)
Almacenes Exito SA 61,585 85,592
Bolsa de Valores de Colombia 124 571
Celsia SA 324,819 465,603
Cementos Argos SA 182,096 685,799
*Corp Financiera Colombiana
SA 126,475 696,217
Grupo Argos SA 120,814 616,986
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 34,491 165,902
Grupo Cibest SA 38,995 887,327
Grupo Cibest SA, ADR 45,808 3,740,223
Grupo de Inversiones
Suramericana SA 34,564 588,698
Grupo Energia Bogota SA ESP 227,073 202,658
Interconexion Electrica SA
ESP 116,143 959,012
Mineros SA 177,160 925,982
Organizacion Terpel SA 6,182 33,424
Promigas SA ESP 11,974 22,450
TOTAL COLOMBIA 10,076,444
CZECHIA — (0.1%)
CEZ A/S 58,194 3,359,819
Komercni Banka A/S 27,615 1,680,747
ΩMoneta Money Bank A/S 364,012 3,665,816
Philip Morris CR A/S 322 317,189
TOTAL CZECHIA 9,023,571
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 807,377 2,139,549
TOTAL EGYPT 2,139,549
Shares Value
GREECE — (0.5%)
Aegean Airlines SA 38,423 $ 683,823
* Aktor SA Holding Company
Technical And Energy Projects 19,234 248,954
Alpha Bank SA 886,560 4,271,536
Athens International Airport SA 1,015 13,681
Athens Water Supply &
Sewage Co. SA 32,146 275,347
Autohellas Tourist and Trading
SA 20,068 309,884
Avax SA 32,837 131,648
Bank of Greece 12,287 251,417
Ellaktor SA 44,597 73,216
#ElvalHalcor SA 62,931 346,630
Eurobank SA 1,046,529 5,148,109
Fourlis Holdings SA 45,334 237,839
GEK TERNA SA 61,107 2,416,423
Hellenic Telecommunications
Organization SA 47,996 900,446
HELLENiQ ENERGY Holdings
S.A. 138,743 1,497,061
Holding Co. ADMIE IPTO SA 98,839 360,984
*Ideal Holdings SA 20,037 148,028
JUMBO SA 54,681 1,628,890
Kri-Kri Milk Industry SA 9,962 257,174
*LAMDA Development SA 47,480 399,913
Lavipharm SA 10,830 15,435
* Metlen Energy & Metals PLC 70,518 3,860,713
Motor Oil Hellas Corinth
Refineries SA 78,221 3,160,181
National Bank of Greece SA 320,319 5,683,645
OPAP SA 51,218 1,035,840
*Piraeus Bank SA 445,011 4,505,275
Piraeus Port Authority SA 7,442 352,366
Profile Systems & Software SA 6,637 61,745
Public Power Corp. SA 59,054 1,402,267
Quest Holdings SA 29,128 243,952
Sarantis SA 20,347 328,232
Thrace Plastics Holding and
Co., Class A 16,327 82,356
Titan SA 37,070 2,500,498
TOTAL GREECE 42,833,508
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 2,340,000 308,616
TOTAL HONG KONG 308,616
HUNGARY — (0.2%)
*4iG Nyrt 8,873 109,640
ANY Security Printing Co. 131 3,135
Magyar Telekom
Telecommunications PLC 301,476 1,881,910
MOL Hungarian Oil & Gas PLC 302,550 3,714,843
Opus Global Nyrt 131,847 226,560
OTP Bank Nyrt 82,922 10,502,780
Richter Gedeon Nyrt 21,037 707,865
TOTAL HUNGARY 17,146,733
INDIA — (14.0%)
360 ONE WAM, Ltd. 110,978 1,368,472
3M India, Ltd. 1,520 568,260

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
*5Paisa Capital, Ltd. 9,067 $ 34,164
Aarti Drugs, Ltd. 54,117 224,175
Aarti Industries, Ltd. 47,907 193,711
Aarti Pharmalabs , Ltd. 54,696 447,855
ABB India, Ltd. 11,754 712,811
ACC, Ltd. 31,395 558,668
Accelya Solutions India, Ltd. 3,084 43,225
Action Construction
Equipment, Ltd. 34,378 317,479
*Adani Energy Solutions, Ltd. 141,172 1,373,238
*Adani Enterprises, Ltd. 282 3,435
Adani Enterprises, Ltd. 2,358 51,791
Adani Ports & Special
Economic Zone, Ltd. 264,549 4,083,236
*Adani Power, Ltd. 2,205,014 3,245,167
ADF Foods, Ltd. 42,061 80,434
*Aditya Birla Fashion and
Retail, Ltd. 345,545 249,465
*Aditya Birla Lifestyle Brands,
Ltd. 325,241 371,355
Aditya Birla Real Estate, Ltd. 61,183 842,312
Aditya Birla Sun Life Asset
Management Co., Ltd. 16,549 136,629
Advanced Enzyme
Technologies, Ltd. 45,377 146,410
*Advent Hotels International
Pvt, Ltd. 24,639 53,493
Aegis Logistics, Ltd. 139,772 1,109,971
* Aether Industries, Ltd. 23,466 255,610
* Affle 3i, Ltd. 15,328 257,812
Agarwal Industrial Corp., Ltd. 1,777 14,097
AGI Greenpac , Ltd. 28,896 196,315
Ahluwalia Contracts India, Ltd. 39,484 370,835
AIA Engineering, Ltd. 35,514 1,540,050
Ajanta Pharma, Ltd. 49,395 1,493,811
Ajmera Realty & Infra India,
Ltd. 85,435 140,615
Akzo Nobel India, Ltd. 10,952 333,367
Alembic Pharmaceuticals, Ltd. 63,602 541,520
Alembic, Ltd. 101,475 102,515
Alicon Castalloy , Ltd. 1,846 13,639
Alkem Laboratories, Ltd. 28,103 1,734,527
Alkyl Amines Chemicals 14,907 254,523
Allied Digital Services, Ltd. 21,023 28,536
Amara Raja Energy & Mobility,
Ltd. 255,896 2,335,090
*Amber Enterprises India, Ltd. 31,849 1,979,061
Ambika Cotton Mills, Ltd. 1,986 27,810
Ambuja Cements, Ltd. 179,310 994,429
Amrutanjan Health Care, Ltd. 11,291 71,652
Anant Raj, Ltd. 261,781 1,435,153
Andhra Sugars, Ltd. (The) 87,923 66,974
Angel One, Ltd. 151,779 4,192,475
Ω*Antony Waste Handling
Cell, Ltd. 16,899 103,612
Anup Engineering, Ltd. (The) 3,219 61,981
Anupam Rasayan India, Ltd. 31,001 419,682
Apar Industries, Ltd. 25,091 2,180,486
Apcotex Industries, Ltd. 23,459 94,894
Shares Value
INDIA — (Continued)
APL Apollo Tubes, Ltd. 138,213 $ 3,073,704
Apollo Hospitals Enterprise,
Ltd. 86,639 6,555,790
Apollo Pipes, Ltd. 3,573 10,419
Apollo Tyres , Ltd. 485,882 2,599,558
Artemis Medicare Services,
Ltd. 40,669 109,622
Arvind Fashions, Ltd. 102,310 523,576
Arvind SmartSpaces , Ltd. 13,658 78,975
Arvind, Ltd. 263,870 895,989
Asahi India Glass, Ltd. 62,137 676,710
Ashapura Minechem , Ltd. 90,938 647,280
Ashiana Housing, Ltd. 27,217 87,432
Ashok Leyland, Ltd. 3,950,479 8,447,014
*Ashoka Buildcon , Ltd. 324,340 525,255
*Asian Granito India, Ltd. 65,477 49,470
Asian Paints, Ltd. 72,261 1,907,557
Associated Alcohols &
Breweries, Ltd. 3,453 31,556
ΩAster DM Healthcare, Ltd. 221,888 1,331,871
Astra Microwave Products, Ltd. 76,653 818,799
Astral, Ltd. 7,465 119,830
AstraZeneca Pharma India,
Ltd. 3,994 371,232
Atul, Ltd. 13,262 895,667
ΩAU Small Finance Bank, Ltd. 315,376 3,367,953
AurionPro Solutions, Ltd. 4,295 42,153
Aurobindo Pharma, Ltd. 224,470 2,947,057
Automotive Axles, Ltd. 5,690 115,900
Avadh Sugar & Energy, Ltd. 14,602 52,654
Avantel , Ltd. 59,068 99,800
Avanti Feeds, Ltd. 111,530 966,442
Ω*Avenue Supermarts , Ltd. 11,646 467,106
* AvenuesAI , Ltd. 2,066,670 365,760
*AWL Agri Business, Ltd. 159,580 371,195
Axis Bank, Ltd. 1,317,003 19,620,284
*AXISCADES Technologies,
Ltd. 10,467 139,253
Bajaj Auto, Ltd. 28,031 2,924,610
*Bajaj Consumer Care, Ltd. 33,725 124,433
Bajaj Finserv , Ltd. 127,563 2,707,754
*Bajaj Hindusthan Sugar, Ltd. 185,993 33,180
Balaji Amines, Ltd. 4,725 57,375
*Balaji Telefilms, Ltd. 4,364 3,972
Balkrishna Industries, Ltd. 47,966 1,202,337
Balmer Lawrie & Co., Ltd. 81,340 152,206
Balrampur Chini Mills, Ltd. 264,476 1,208,561
Balu Forge Industries, Ltd. 21,203 97,294
Banco Products India, Ltd. 96,796 624,629
ΩBandhan Bank, Ltd. 1,308,182 2,199,324
Bank of Baroda 691,983 2,252,259
Bank of India 456,219 813,866
Bank of Maharashtra 1,198,541 850,428
Bannari Amman Sugars, Ltd.,
Class F 435 17,009
BASF India, Ltd. 12,645 501,264
Bata India, Ltd. 22,409 209,528
Bayer CropScience , Ltd. 12,034 584,278
BEML, Ltd. 53,640 1,046,647

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Berger Paints India, Ltd. 85,244 $ 428,965
*BF Utilities, Ltd. 20,385 115,036
Bhagiradha Chemicals &
Industries, Ltd. 22,539 51,866
Bhansali Engineering
Polymers, Ltd. 136,502 122,512
Bharat Bijlee, Ltd. 4,488 137,088
Bharat Dynamics, Ltd. 375,026 6,271,124
Bharat Electronics, Ltd. 1,789,779 8,736,087
Bharat Forge, Ltd. 202,641 3,175,287
Bharat Heavy Electricals, Ltd. 587,083 1,676,605
Bharat Petroleum Corp., Ltd. 714,108 2,829,649
Bharat Rasayan , Ltd. 4,808 97,558
Bharti Airtel, Ltd. 1,501,356 32,131,752
Biocon, Ltd. 323,002 1,287,970
Birla Corp., Ltd. 35,983 413,000
BirlaNu , Ltd. 4,400 75,939
Birlasoft , Ltd. 707,095 3,213,492
*BL Kashyap & Sons, Ltd. 45,096 23,277
Black Box, Ltd. 44,487 249,161
Bliss Gvs Pharma, Ltd. 64,064 123,082
BLS International Services,
Ltd. 115,444 323,099
Blue Dart Express, Ltd. 5,649 337,267
Blue Star, Ltd. 78,936 1,559,112
* Bluspring Enterprises, Ltd. 67,930 44,050
Bombay Burmah Trading Co. 36,727 686,449
Bombay Dyeing &
Manufacturing Co., Ltd. 55,057 69,088
* Borosil Renewables, Ltd. 15,962 85,712
* Borosil Scientific, Ltd. 33 39
* Borosil , Ltd. 56,706 154,545
Bosch, Ltd. 814 323,255
Brigade Enterprises, Ltd. 93,445 764,169
* Brightcom Group, Ltd. 2,214,499 221,480
Britannia Industries, Ltd. 58,321 3,715,616
BSE, Ltd. 186,665 5,675,793
*Camlin Fine Sciences, Ltd. 54,124 85,475
Campus Activewear, Ltd. 71,414 196,532
Canara Bank 1,943,290 3,114,334
Cantabil Retail India, Ltd. 34,496 110,008
* Capacit'e Infraprojects , Ltd. 76,570 185,000
Capital Small Finance Bank,
Ltd. 2,195 6,133
Caplin Point Laboratories, Ltd. 28,605 551,623
Carborundum Universal, Ltd. 37,985 325,497
Care Ratings, Ltd. 23,577 410,706
* Cartrade Tech, Ltd. 86,452 2,489,874
Carysil , Ltd. 17,168 148,253
Castrol India, Ltd. 459,890 920,655
CCL Products India, Ltd. 104,561 1,103,155
CE Info Systems, Ltd. 11,515 165,350
Ceat , Ltd. 63,693 2,604,705
Cello World, Ltd. 13,904 75,402
Central Depository Services
India, Ltd. 214,815 3,083,014
Centum Electronics, Ltd. 798 20,164
Century Enka, Ltd. 14,428 67,860
Century Plyboards India, Ltd. 38,186 333,675
Shares Value
INDIA — (Continued)
Cera Sanitaryware, Ltd. 5,026 $ 273,189
CESC, Ltd. 391,996 639,893
CG Power & Industrial
Solutions, Ltd. 338,206 2,147,348
Chalet Hotels, Ltd. 35,299 334,312
Chambal Fertilisers and
Chemicals, Ltd. 445,162 2,135,616
* Chemplast Sanmar , Ltd. 56,459 159,733
Chennai Petroleum Corp., Ltd. 67,665 637,057
*Choice International, Ltd. 55,466 461,606
CIE Automotive India, Ltd. 162,978 740,942
* Cigniti Technologies, Ltd. 16,056 282,345
Cipla, Ltd. 371,560 5,347,960
City Union Bank, Ltd. 730,571 2,396,519
Clean Science & Technology,
Ltd. 30,282 283,439
CMS Info Systems, Ltd. 251,715 862,925
Coal India, Ltd. 515,870 2,471,746
ΩCochin Shipyard, Ltd. 81,216 1,465,530
Coforge , Ltd. 453,799 8,158,639
* Cohance Lifesciences, Ltd. 46,300 191,919
Colgate-Palmolive India, Ltd. 104,380 2,399,024
Computer Age Management
Services, Ltd. 474,180 3,582,865
Container Corp. of India, Ltd. 108,683 593,407
Control Print, Ltd., Class A 9,569 66,607
Coromandel International, Ltd. 112,906 2,801,677
Cosmo First, Ltd. 18,019 116,650
Craftsman Automation, Ltd. 8,085 643,109
CRISIL, Ltd. 4,721 239,372
Crompton Greaves Consumer
Electricals, Ltd. 801,398 1,929,279
*CSB Bank, Ltd. 69,201 329,539
Cummins India, Ltd. 54,444 2,434,037
Cyient , Ltd. 66,800 826,472
Ω*D P Abhushan , Ltd. 4,839 67,008
Dabur India, Ltd. 196,896 1,084,359
*Dalmia Bharat Refractories,
Ltd. 397 –
Dalmia Bharat Sugar &
Industries, Ltd. 13,799 41,373
Dalmia Bharat, Ltd. 35,598 799,322
Datamatics Global Services,
Ltd. 26,326 200,463
DB Corp., Ltd. 62,823 165,001
DCB Bank, Ltd. 367,689 798,114
*DCM Shriram Fine
Chemicals, Ltd. 55,583 36,605
DCM Shriram Industries, Ltd. 55,583 22,992
*DCM Shriram International,
Ltd. 55,583 36,605
DCM Shriram, Ltd. 35,557 455,269
DCW, Ltd. 294,160 146,684
Ddev Plastiks Industries, Ltd. 3,398 10,635
Deep Industries, Ltd. 21,149 85,493
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 118,759 1,363,074
Deepak Nitrite, Ltd. 75,986 1,356,782
* Delhivery , Ltd. 528,516 2,430,068

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
*Devyani International, Ltd. 59,982 $ 75,757
* Dhanlaxmi Bank, Ltd. 305,401 80,145
Dhanuka Agritech , Ltd. 12,455 151,471
* Digitide Solutions, Ltd. 67,930 84,710
ΩDilip Buildcon , Ltd. 51,055 254,338
*Dishman Carbogen Amcis ,
Ltd. 78,126 185,549
Divi's Laboratories, Ltd. 28,182 1,853,831
Dixon Technologies India, Ltd. 46,795 5,313,989
DLF, Ltd. 43,276 299,092
D-Link India, Ltd. 9,396 42,129
Dodla Dairy, Ltd. 17,458 224,954
Dollar Industries, Ltd. 11,919 40,724
ΩDr . Lal PathLabs , Ltd. 64,456 987,642
Dr. Reddy's Laboratories, Ltd. 186,753 2,472,986
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 360,222 4,834,179
*Dredging Corp. of India, Ltd. 10,885 133,211
Dynacons Systems &
Solutions Ltd, Class H 4,254 42,319
Ω*E2E Networks, Ltd. 531 12,252
eClerx Services, Ltd. 30,875 1,561,145
Eicher Motors, Ltd. 71,255 5,517,203
*EID Parry India, Ltd. 150,878 1,514,070
EIH Associated Hotels 16,010 57,827
EIH, Ltd. 267,679 915,325
Eimco Elecon India, Ltd.,
Class A 2,899 55,530
Elecon Engineering Co., Ltd. 110,816 491,632
Electrosteel Castings, Ltd. 442,414 342,052
Elgi Equipments , Ltd. 156,299 732,666
Emami , Ltd. 215,151 1,131,567
*Embassy Developments, Ltd. 516,665 371,993
Emcure Pharmaceuticals, Ltd. 7,487 119,141
ΩEndurance Technologies,
Ltd. 39,227 1,034,881
Engineers India, Ltd. 662,968 1,243,018
Epigral , Ltd. 20,459 231,997
EPL, Ltd. 284,823 594,277
Ω* Equitas Small Finance
Bank, Ltd. 650,394 495,710
ΩEris Lifesciences, Ltd. 27,564 412,168
ESAB India, Ltd. 3,906 236,621
Escorts Kubota, Ltd. 94,693 3,480,235
*Eternal, Ltd. 949,434 2,823,918
*Eureka Forbes, Ltd. 57,425 339,790
Eveready Industries India, Ltd. 38,513 141,010
Everest Kanto Cylinder, Ltd. 36,727 43,579
Exide Industries, Ltd. 656,199 2,294,155
Expleo Solutions, Ltd., Class A 5,188 51,227
*FDC, Ltd. 49,809 204,542
Federal Bank, Ltd. 2,706,565 8,466,521
*Federal-Mogul Goetze India,
Ltd. 19,815 93,025
FIEM Industries, Ltd. 23,924 564,449
Filatex India, Ltd. 205,208 102,529
Fine Organic Industries, Ltd. 8,594 396,433
Fineotex Chemical, Ltd. 301,410 73,135
Finolex Cables, Ltd. 74,755 586,947
Shares Value
INDIA — (Continued)
Finolex Industries, Ltd. 217,022 $ 416,243
Firstsource Solutions, Ltd. 716,957 2,492,933
Force Motors, Ltd. 13,179 2,750,057
Fortis Healthcare, Ltd. 554,083 5,128,976
*FSN E-Commerce Ventures,
Ltd. 368,713 951,970
G R Infraprojects , Ltd. 16,907 177,244
Gabriel India, Ltd. 85,857 871,194
GAIL India, Ltd. 1,552,910 2,824,148
Galaxy Surfactants, Ltd. 11,703 230,746
Ganesh Housing, Ltd. 28,704 228,009
Garden Reach Shipbuilders &
Engineers, Ltd. 17,602 528,935
Garware Hi-Tech Films, Ltd. 10,439 341,878
Garware Technical Fibres , Ltd. 39,854 283,608
Gateway Distriparks , Ltd. 115,551 73,611
GE Vernova T&D India, Ltd. 80,952 2,842,769
Genus Power Infrastructures,
Ltd. 60,661 186,426
Geojit Financial Services, Ltd. 65,630 48,380
GHCL Textiles, Ltd. 87,102 72,229
GHCL, Ltd. 96,806 558,499
Gillette India, Ltd. 7,363 704,343
ΩGland Pharma, Ltd. 37,766 758,132
GlaxoSmithKline
Pharmaceuticals, Ltd. 25,279 659,982
Glenmark Pharmaceuticals,
Ltd. 175,487 3,845,786
Global Health, Ltd. 66,581 762,746
Globus Spirits, Ltd. 16,241 164,039
GMM Pfaudler , Ltd. 17,515 185,665
*GMR Airports, Ltd. 1,208,596 1,233,592
GNA Axles, Ltd. 8,546 33,399
Godawari Power and Ispat ,
Ltd. 548,398 1,481,472
Godfrey Phillips India, Ltd. 42,543 941,392
ΩGodrej Agrovet, Ltd. 39,456 228,854
Godrej Consumer Products,
Ltd. 137,321 1,722,866
*Godrej Industries, Ltd. 27,570 291,952
*Godrej Properties, Ltd. 48,857 837,480
*Gokaldas Exports, Ltd. 30,496 182,354
*Gokul Agro Resources, Ltd. 114,730 201,965
Goldiam International, Ltd. 57,764 195,388
Goodluck India, Ltd. 23,094 280,856
Granules India, Ltd. 295,852 1,835,175
Graphite India, Ltd. 147,660 990,901
Grasim Industries, Ltd. 107,978 3,309,036
Gravita India, Ltd. 741 12,924
Great Eastern Shipping Co.,
Ltd. (The) 163,317 2,134,772
Greaves Cotton, Ltd. 166,782 295,988
Greenlam Industries, Ltd. 54,753 142,812
Greenpanel Industries, Ltd. 61,305 152,677
Greenply Industries, Ltd. 74,016 181,122
Grindwell Norton, Ltd. 9,433 158,270
Gufic Biosciences, Ltd. 19,176 64,050
Gujarat Alkalies & Chemicals,
Ltd. 26,758 132,630

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Gujarat Ambuja Exports, Ltd. 215,892 $ 330,946
Gujarat Fluorochemicals, Ltd. 24,092 799,727
Gujarat Gas, Ltd. 108,229 500,451
Gujarat Industries Power Co.,
Ltd. 28,702 43,932
Gujarat Mineral Development
Corp., Ltd. 219,233 1,376,946
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 128,381 651,483
Gujarat Pipavav Port, Ltd. 501,471 910,621
Gujarat State Petronet, Ltd. 388,803 1,287,451
Gulf Oil Lubricants India, Ltd. 22,787 269,964
Happiest Minds Technologies,
Ltd. 28,722 129,079
ΩHarsha Engineers
International, Ltd. 11,649 47,514
Hatsun Agro Product, Ltd. 33,929 324,509
Havells India, Ltd. 102,373 1,430,078
HBL Engineering, Ltd. 168,736 1,437,386
HCL Technologies, Ltd. 473,398 8,726,117
ΩHDFC Asset Management
Co., Ltd. 143,800 3,932,683
HDFC Bank, Ltd. 1,109,458 11,207,652
HDFC Bank, Ltd., Sponsored
ADR 886,097 28,691,821
ΩHDFC Life Insurance Co.,
Ltd. 102,788 816,829
*HealthCare Global
Enterprises, Ltd. 38,408 247,202
HEG, Ltd. 240,126 1,414,848
HeidelbergCement India, Ltd. 68,758 127,302
Heritage Foods, Ltd. 86,184 336,444
Hero MotoCorp, Ltd. 139,914 8,417,275
Hester Biosciences, Ltd. 2,360 38,068
HFCL, Ltd. 1,113,982 830,877
HG Infra Engineering, Ltd. 6,139 42,829
Hikal , Ltd. 27,658 57,903
Himadri Speciality Chemical,
Ltd. 295,163 1,478,422
Himatsingka Seide , Ltd. 137,783 155,282
Hindalco Industries, Ltd. 1,018,881 10,662,045
Hindustan Aeronautics, Ltd. 113,972 5,723,411
Hindustan Copper, Ltd. 603,314 4,498,579
*Hindustan Foods, Ltd. 31,323 158,237
*Hindustan Oil Exploration
Co., Ltd. 56,002 94,888
Hindustan Petroleum Corp.,
Ltd. 655,893 3,044,613
Hindustan Unilever, Ltd. 184,549 4,760,807
* Hindware Home Innovation,
Ltd. 23,250 56,225
Hitachi Energy India, Ltd. 5,987 1,227,632
HI-Tech Pipes, Ltd. 45,607 36,927
HLE Glascoat , Ltd. 5,956 24,679
Honda India Power Products,
Ltd. 2,496 55,289
Housing & Urban Development
Corp., Ltd. 39,368 82,021
HPL Electric & Power, Ltd. 24,946 89,872
Shares Value
INDIA — (Continued)
* Hubtown , Ltd. 62,086 $ 139,267
Huhtamaki India, Ltd. 16,728 32,768
ICICI Bank, Ltd. 441,907 6,509,406
ICICI Bank, Ltd., Sponsored
ADR 1,276,986 37,402,920
ΩICICI Lombard General
Insurance Co., Ltd. 86,768 1,711,165
ΩICICI Prudential Life
Insurance Co., Ltd. 42,063 291,212
ICRA, Ltd. 1,380 94,610
* ideaForge Technology, Ltd. 20,361 102,151
IDFC First Bank, Ltd. 2,544,009 2,311,491
*IFB Industries, Ltd. 11,212 136,720
IFGL Refractories, Ltd., Class
A 3,542 7,081
IIFL Capital Services, Ltd. 238,040 855,378
*India Cements, Ltd. (The) 80,473 400,408
India Glycols, Ltd. 51,747 494,364
India Nippon Electricals, Ltd. 8,759 67,087
India Pesticides, Ltd. 35,616 60,873
India Power Corp., Ltd. 190,231 18,178
ΩIndiaMart InterMesh , Ltd. 21,207 507,631
Indian Bank 308,032 3,052,945
ΩIndian Energy Exchange,
Ltd. 572,983 789,765
Indian Hotels Co., Ltd. (The),
Class A 366,014 2,682,412
Indian Hume Pipe Co., Ltd.
(The) 15,668 65,201
Indian Metals & Ferro Alloys,
Ltd. 32,325 409,670
Indian Oil Corp., Ltd. 881,184 1,563,739
Indian Railway Catering &
Tourism Corp., Ltd. 88,157 597,105
Indigo Paints, Ltd. 8,687 98,630
Indo Count Industries, Ltd. 109,863 281,562
Indoco Remedies, Ltd. 45,938 108,623
Indraprastha Gas, Ltd. 452,732 875,516
Indraprastha Medical Corp.,
Ltd. 87,078 343,768
*Indus Towers, Ltd. 1,770,561 8,551,817
*IndusInd Bank, Ltd. 125,409 1,221,677
Info Edge India, Ltd. 232,937 3,163,816
Infosys, Ltd. 1,153,668 20,580,722
#Infosys, Ltd., Sponsored ADR 1,146,323 20,152,358
Ingersoll Rand India, Ltd. 6,985 253,863
Innova Captab , Ltd. 1,275 9,636
*Inox Green Energy Services,
Ltd. 176,202 325,539
*Inox Wind, Ltd. 594,638 697,760
*Insecticides India, Ltd. 10,695 68,963
Intellect Design Arena, Ltd. 155,566 1,545,217
ΩInterGlobe Aviation, Ltd. 99,121 4,952,952
IOL Chemicals and
Pharmaceuticals, Ltd. 179,539 144,490
ION Exchange India, Ltd. 28,963 111,523
Ipca Laboratories, Ltd. 116,649 1,865,116
IRB Infrastructure Developers,
Ltd. 1,138,515 514,258

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
ΩIRCON International, Ltd. 401,196 $ 715,273
ISGEC Heavy Engineering,
Ltd. 15,097 124,017
*ITC Hotels, Ltd. 95,129 186,933
ITC, Ltd. 1,839,518 6,442,188
J Kumar Infraprojects , Ltd. 44,882 278,867
*Jain Irrigation Systems, Ltd. 191,714 76,008
*Jaiprakash Power Ventures,
Ltd. 4,432,535 731,950
Jammu & Kashmir Bank, Ltd.
(The) 1,120,532 1,275,509
Jamna Auto Industries, Ltd. 355,827 481,051
Jash Engineering, Ltd. 21,682 91,171
JB Chemicals &
Pharmaceuticals, Ltd. 98,401 1,999,844
JBM Auto, Ltd. 35,631 218,483
Jindal Drilling & Industries, Ltd. 9,121 47,599
Jindal Poly Films, Ltd. 3,727 15,893
Jindal Saw, Ltd. 438,118 837,157
Jindal Stainless, Ltd. 295,205 2,639,716
Jindal Steel, Ltd. 280,814 3,455,703
*JITF Infralogistics , Ltd., Class
A 9,258 29,001
JK Cement, Ltd. 64,993 3,902,583
JK Lakshmi Cement, Ltd. 87,749 740,340
JK Paper, Ltd. 94,360 335,383
JK Tyre & Industries, Ltd. 228,212 1,289,325
JSW Energy, Ltd. 235,985 1,179,572
JSW Steel, Ltd. 374,410 4,942,884
JTEKT India, Ltd. 108,477 161,358
JTL Industries, Ltd. 135,371 105,103
Jubilant Foodworks , Ltd. 487,428 2,633,794
Jubilant Ingrevia , Ltd. 107,755 744,138
Jubilant Pharmova , Ltd. 84,209 898,870
Jyothy Labs, Ltd. 58,853 159,117
Kajaria Ceramics, Ltd. 31,224 306,308
Kalpataru Projects
International, Ltd. 148,064 1,841,394
Kalyan Jewellers India, Ltd. 148,403 583,448
Kalyani Steels, Ltd. 23,136 178,750
Kansai Nerolac Paints, Ltd. 200,366 501,397
Karnataka Bank, Ltd. (The) 673,361 1,332,631
Karur Vysya Bank, Ltd. (The) 1,617,313 5,299,178
Kaveri Seed Co., Ltd. 25,735 262,561
* Kaynes Technology India, Ltd. 3,234 122,184
KCP, Ltd. (The) 68,704 131,646
KDDL, Ltd. 5,267 132,403
KEC International, Ltd. 129,642 940,244
KEI Industries, Ltd. 76,346 3,337,355
* Kellton Tech Solutions, Ltd. 550,666 92,848
Kewal Kiran Clothing, Ltd. 24,850 124,307
Keystone Realtors, Ltd. 17,986 97,470
KFin Technologies, Ltd. 39,136 431,405
*Kiri Industries, Ltd. 76,297 384,481
Kirloskar Brothers, Ltd. 24,247 412,861
Kirloskar Ferrous Industries,
Ltd. 19,820 96,485
Kirloskar Oil Engines, Ltd. 155,824 1,988,720
Kirloskar Pneumatic Co., Ltd. 22,347 277,189
Shares Value
INDIA — (Continued)
Kitex Garments, Ltd. 112,915 $ 209,817
*Knowledge Marine &
Engineering Works, Ltd. 670 13,005
KNR Constructions, Ltd. 165,617 266,698
*Kolte-Patil Developers, Ltd. 25,809 104,597
Kopran , Ltd. 18,509 25,765
Kotak Mahindra Bank, Ltd. 1,928,790 8,554,927
Kovai Medical Center and
Hospital, Ltd., Class A 359 21,178
ΩKPI Green Energy, Ltd. 21,153 91,005
KPIT Technologies, Ltd. 249,759 2,828,905
KPR Mill, Ltd. 43,602 412,166
KRBL, Ltd. 88,928 330,963
Ω*Krishna Institute of Medical
Sciences, Ltd. 146,430 961,078
Krsnaa Diagnostics, Ltd. 30,150 233,399
KSB, Ltd. 36,468 280,762
* Kwality Wall's India, Ltd. 180,132 78,721
ΩL&T Technology Services,
Ltd. 16,584 671,166
LA Opala RG, Ltd. 37,736 79,494
Landmark Cars, Ltd. 20,015 84,967
Larsen & Toubro, Ltd. 233,678 9,989,314
*Latent View Analytics, Ltd.,
Class H 19,791 87,587
ΩLaurus Labs, Ltd. 505,278 5,300,647
Laxmi Organic Industries, Ltd. 88,786 136,855
Ω*Lemon Tree Hotels, Ltd. 466,167 654,192
LG Balakrishnan & Bros, Ltd. 30,504 566,424
Lincoln Pharmaceuticals, Ltd. 10,298 51,100
Linde India, Ltd. 5,352 349,498
Lloyds Engineering Works, Ltd. 168,161 81,533
Lloyds Engineering Works, Ltd. 149,424 72,448
Lloyds Metals & Energy, Ltd. 43,378 520,512
LMW, Ltd. 1,213 196,744
ΩLodha Developers, Ltd. 82,294 869,125
LT Foods, Ltd. 249,232 1,010,069
ΩLTIMindtree , Ltd. 41,437 2,691,293
Lumax Auto Technologies, Ltd. 46,815 686,086
Lumax Industries, Ltd. 2,923 154,654
Lupin, Ltd. 247,718 5,797,389
LUX Industries, Ltd. 5,236 53,033
Madhya Bharat Agro Products,
Ltd. 8,288 37,044
Mahanagar Gas, Ltd. 52,326 598,873
Maharashtra Seamless, Ltd. 57,395 324,513
Mahindra & Mahindra, Ltd. 647,459 24,154,910
*Mahindra Holidays & Resorts
India, Ltd. 59,988 192,901
Mahindra Lifespace
Developers, Ltd. 2,937 11,726
ΩMahindra Logistics, Ltd. 43,147 169,187
*Man Industries India, Ltd. 44,408 157,139
Man Infraconstruction , Ltd. 143,326 171,532
Manali Petrochemicals, Ltd. 101,862 63,695
Mangalam Cement, Ltd. 18,341 156,438
*Mangalore Refinery &
Petrochemicals, Ltd. 126,220 242,238
Mankind Pharma, Ltd. 54,873 1,267,023

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Manorama Industries, Ltd. 8,443 $ 123,973
Marico, Ltd. 410,244 3,254,747
Marksans Pharma, Ltd. 350,853 624,947
Maruti Suzuki India, Ltd. 40,821 6,478,552
Mastek, Ltd. 22,241 495,921
ΩMatrimony.com, Ltd. 10,795 60,713
*Max Estates, Ltd. 24,105 100,940
*Max Financial Services, Ltd. 26,801 470,130
Max Healthcare Institute, Ltd. 185,108 1,925,385
Mayur Uniquoters , Ltd. 30,860 171,850
Mazagon Dock Shipbuilders,
Ltd. 18,360 513,531
Ω*Medi Assist Healthcare
Services, Ltd. 50,187 217,579
* Medplus Health Services, Ltd. 57,028 495,312
* Meghmani Organics, Ltd. 171,219 111,903
Metro Brands, Ltd. 865 9,878
ΩMetropolis Healthcare, Ltd. 88,256 1,797,021
Minda Corp., Ltd. 120,532 737,507
ΩMishra Dhatu Nigam, Ltd. 57,060 232,768
MM Forgings, Ltd. 10,105 44,957
MOIL, Ltd. 217,670 865,711
Mold-Tek Packaging, Ltd. 21,611 128,626
Monte Carlo Fashions, Ltd. 16,663 102,591
Morepen Laboratories, Ltd. 391,100 154,378
Motherson Sumi Wiring India,
Ltd. 680,843 319,448
Motilal Oswal Financial
Services, Ltd. 81,023 663,730
Mphasis, Ltd. 88,650 2,658,898
MPS, Ltd. 6,105 124,035
MRF, Ltd. 1,632 2,344,811
Mrs Bectors Food Specialities ,
Ltd. 136,310 330,122
MSTC, Ltd. 5,959 29,909
Mukand , Ltd. 17,376 24,226
Multi Commodity Exchange of
India, Ltd. 37,917 1,042,035
Narayana Hrudayalaya , Ltd. 60,603 1,164,724
Natco Pharma, Ltd. 154,762 1,406,338
National Aluminium Co., Ltd. 1,627,120 6,818,029
National Fertilizers, Ltd. 194,714 175,203
Nava, Ltd. 192,382 1,179,336
Navin Fluorine International,
Ltd. 4,450 295,046
Ω* Navkar Corp., Ltd. 23,051 24,194
Navneet Education, Ltd. 109,379 170,072
*Nazara Technologies, Ltd. 169,502 524,053
NBCC India, Ltd. 836,861 899,384
NCC, Ltd. 870,779 1,386,147
NCL Industries, Ltd. 35,896 71,474
NELCO, Ltd. 12,204 86,853
Neogen Chemicals, Ltd. 13,345 176,483
NESCO, Ltd. 26,410 327,184
Nestle India, Ltd. 262,071 3,795,987
Netweb Technologies India,
Ltd. 14,157 483,974
Neuland Laboratories, Ltd. 9,142 1,316,925
Shares Value
INDIA — (Continued)
Newgen Software
Technologies, Ltd. 61,332 $ 388,044
NHPC, Ltd. 1,412,546 1,200,827
NIIT Learning Systems, Ltd. 78,595 339,115
NIIT, Ltd. 90,974 73,877
Nilkamal , Ltd. 4,763 72,019
ΩNippon Life India Asset
Management, Ltd. 183,655 1,753,145
Nitin Spinners, Ltd. 45,009 161,467
NLC India, Ltd. 179,197 504,742
*NMDC Steel, Ltd. 36,206 16,712
NMDC, Ltd. 3,776,434 3,333,977
NRB Bearings, Ltd. 75,834 210,550
NTPC, Ltd. 1,489,219 5,763,413
Nucleus Software Exports, Ltd. 6,966 68,655
* Nuvoco Vistas Corp., Ltd. 106,282 401,789
Oberoi Realty, Ltd. 64,567 1,046,479
Oil & Natural Gas Corp., Ltd. 801,311 2,342,934
Oil India, Ltd. 214,937 1,191,777
Olectra Greentech, Ltd. 15,380 181,341
*One 97 Communications, Ltd. 186,510 2,306,347
* Onesource Specialty Pharma,
Ltd. 44,065 572,204
* Optiemus Infracom , Ltd. 12,242 53,526
Oracle Financial Services
Software, Ltd. 20,380 1,719,242
*Orchid Pharma, Ltd. 4,758 36,161
Orient Cement, Ltd. 111,681 191,510
Orient Electric, Ltd. 30,920 60,336
*Orient Green Power Co., Ltd. 746,072 84,269
Oriental Hotels, Ltd. 58,634 64,716
Page Industries, Ltd. 4,703 1,686,919
*Panacea Biotec , Ltd. 18,722 75,906
Panama Petrochem, Ltd. 26,471 84,834
ΩParag Milk Foods, Ltd. 126,953 349,375
*Paramount Communications,
Ltd. 1,314 477
Patanjali Foods, Ltd. 100,617 547,343
*Patel Engineering, Ltd. 499,438 154,901
*PB Fintech, Ltd. 30,235 543,811
*PC Jeweller , Ltd. 4,027,679 465,435
PCBL CHEMICAL, Ltd. 360,661 1,042,922
PDS, Ltd. 27,623 102,099
Pearl Global Industries, Ltd. 33,591 568,751
*Pennar Industries, Ltd. 193,618 359,589
Persistent Systems, Ltd. 105,336 6,910,752
Petronet LNG, Ltd. 866,471 2,729,284
PG Electroplast , Ltd. 169,731 1,010,590
Phoenix Mills, Ltd. (The) 101,334 1,840,453
PI Industries, Ltd. 49,536 1,720,748
* Piccadily Agro Industries, Ltd. 3,671 23,180
Pidilite Industries, Ltd. 117,400 1,826,456
Piramal Pharma, Ltd. 681,742 1,146,372
Pitti Engineering, Ltd. 10,700 91,410
PIX Transmissions, Ltd. 5,346 76,284
PNC Infratech, Ltd. 143,680 340,818
Pokarna , Ltd. 21,828 174,054
Poly Medicure , Ltd. 11,423 188,865
Polycab India, Ltd. 22,700 1,730,740

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Polyplex Corp., Ltd. 30,008 $ 276,519
Pondy Oxides & Chemicals,
Ltd. 25,537 330,916
Power Grid Corp. of India, Ltd. 1,861,613 5,190,963
Power Mech Projects, Ltd. 24,627 555,361
Praj Industries, Ltd. 189,061 596,342
Prakash Industries, Ltd. 142,296 189,527
ΩPrataap Snacks, Ltd. 9,062 110,246
Precision Wires India, Ltd. 58,596 155,842
Prestige Estates Projects, Ltd. 97,292 1,545,778
Pricol , Ltd. 133,511 796,966
*Prime Focus, Ltd. 95,517 234,287
*Prism Johnson, Ltd. 125,067 171,950
Privi Speciality Chemicals, Ltd. 13,611 416,183
Procter & Gamble Health, Ltd. 6,124 353,043
Procter & Gamble Hygiene &
Health Care, Ltd. 908 116,141
*PSP Projects, Ltd. 18,070 147,349
Punjab National Bank 1,371,672 1,866,771
* Puravankara , Ltd. 36,295 92,372
*PVR Inox, Ltd. 100,298 1,062,867
ΩQuess Corp., Ltd. 62,486 141,312
R Systems International, Ltd. 17,435 71,920
Radico Khaitan , Ltd. 33,262 1,022,620
Raghav Productivity
Enhancers, Ltd. 1,782 14,386
Rail Vikas Nigam, Ltd. 98,495 367,693
Railtel Corp. of India, Ltd. 155,123 595,956
Rain Industries, Ltd. 257,669 433,951
Rajratan Global Wire, Ltd. 7,266 32,160
Rallis India, Ltd. 104,454 311,928
Ram Ratna Wires, Ltd. 20,278 64,711
*Rama Steel Tubes, Ltd. 878,720 74,510
Ramco Cements, Ltd. (The) 106,812 1,301,658
*Ramco Systems, Ltd. 13,256 67,262
Ramkrishna Forgings, Ltd. 132,396 735,617
* Ramky Infrastructure, Ltd. 12,421 64,240
Rane Holdings, Ltd. 7,741 109,373
Rane Madras, Ltd. 5,867 47,019
Rashtriya Chemicals &
Fertilizers, Ltd. 329,252 491,404
* Rategain Travel
Technologies, Ltd., Class A 28,270 188,113
Ratnamani Metals & Tubes,
Ltd. 18,436 444,268
* RattanIndia Enterprises, Ltd. 346,771 136,503
* RattanIndia Power, Ltd. 3,563,149 329,636
*Raymond Lifestyle, Ltd. 92,495 1,053,681
*Raymond Realty, Ltd. 115,619 636,619
*Raymond, Ltd. 115,619 477,559
ΩRBL Bank, Ltd. 2,645,483 8,591,798
Redington, Ltd. 1,268,984 3,744,701
Redtape , Ltd. 132,432 178,059
Reliance Industrial
Infrastructure, Ltd. 7,575 58,727
Reliance Industries, Ltd. 1,169,936 17,747,288
ΩReliance Industries, Ltd.,
GDR 289,897 17,596,748
*Reliance Infrastructure, Ltd. 114,215 166,429
Shares Value
INDIA — (Continued)
*Reliance Power, Ltd. 7,748,535 $ 2,379,629
* Religare Enterprises, Ltd. 196,990 509,952
Responsive Industries, Ltd. 44,831 81,755
*Restaurant Brands Asia, Ltd. 640,683 441,713
Rhi Magnesita India, Ltd. 77,780 376,354
Rico Auto Industries, Ltd. 238,877 301,260
RITES, Ltd. 169,906 421,904
Rossari Biotech, Ltd. 23,087 141,653
RPG Life Sciences, Ltd. 4,521 98,684
*RPSG Ventures, Ltd. 17,789 140,020
Safari Industries India, Ltd. 19,529 431,374
*Sagar Cements, Ltd. 69,984 148,394
Saksoft , Ltd. 27,156 51,054
Samvardhana Motherson
International, Ltd. 2,988,934 3,668,440
Sandhar Technologies, Ltd. 27,780 147,767
Sangam India, Ltd., Class A 9,379 46,366
* Sanghi Industries, Ltd. 62,962 41,191
Sanghvi Movers, Ltd. 4,034 13,250
Sanofi Consumer Healthcare
India, Ltd. 3,817 176,220
ΩSansera Engineering, Ltd. 51,515 971,750
*Sapphire Foods India, Ltd. 213,070 439,053
Sarda Energy & Minerals, Ltd. 106,164 565,285
Saregama India, Ltd. 66,425 243,495
Sasken Technologies, Ltd. 6,308 84,354
Savita Oil Technologies, Ltd. 22,704 86,102
SBI Cards & Payment
Services, Ltd. 128,755 1,054,745
ΩSBI Life Insurance Co., Ltd. 163,771 3,558,052
Schaeffler India, Ltd. 18,115 713,296
*Schneider Electric
Infrastructure, Ltd. 45,103 339,691
*SEAMEC, Ltd. 8,100 112,059
Senco Gold, Ltd. 44,376 148,414
*SEPC, Ltd. 858,849 76,933
Seshasayee Paper & Boards,
Ltd. 53,816 132,394
ΩSH Kelkar & Co., Ltd. 71,233 112,277
Shaily Engineering Plastics,
Ltd. 16,398 341,143
Shakti Pumps India, Ltd. 18,184 122,838
* Shalby , Ltd. 28,368 51,856
* Shankara Buildpro , Ltd. 15,378 125,573
Shanthi Gears, Ltd. 16,657 81,775
Sharda Cropchem , Ltd. 46,606 524,819
Sharda Motor Industries, Ltd. 29,737 275,379
*Sheela Foam, Ltd. 37,508 211,664
Shilpa Medicare, Ltd. 106,324 333,984
Shipping Corp. of India, Ltd. 533,289 1,306,562
Shivalik Bimetal Controls, Ltd. 20,294 93,773
*Shoppers Stop, Ltd. 8,414 33,514
Shree Cement, Ltd. 6,272 1,839,923
Shriram Pistons & Rings, Ltd. 23,682 707,802
*Shriram Properties, Ltd. 68,540 55,339
Shyam Metalics & Energy, Ltd. 98,318 915,176
Siemens Energy India, Ltd. 5,809 157,066
Siemens, Ltd. 5,809 195,847
Sigachi Industries, Ltd. 218,398 47,199

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
*Simplex Infrastructures, Ltd. 4,468 $ 10,759
ΩSirca Paints India, Ltd. 15,846 79,904
*SIS, Ltd. 56,237 205,721
Siyaram Silk Mills, Ltd. 22,820 129,323
SJS Enterprises, Ltd. 35,547 644,686
SJVN, Ltd. 407,528 321,193
*SKF India Industrial, Ltd. 13,198 390,384
SKF India, Ltd. 13,198 242,474
Skipper, Ltd. 72,376 284,587
SML Mahindra, Ltd. 3,726 140,137
*Snowman Logistics, Ltd. 102,113 43,249
Sobha , Ltd. 56,132 884,931
Solar Industries India, Ltd. 16,815 2,464,098
*Solara Active Pharma
Sciences, Ltd. 30,574 168,246
Somany Ceramics, Ltd. 10,505 46,622
ΩSONA BLW Precision
Forgings, Ltd. 29,383 158,354
Sonata Software, Ltd. 117,958 406,882
South Indian Bank, Ltd. (The) 3,640,737 1,487,364
SP Apparels, Ltd. 13,578 99,509
SRF, Ltd. 151,153 4,627,718
Star Cement, Ltd. 134,294 321,152
*Star Health & Allied Insurance
Co., Ltd. 166,572 849,723
State Bank of India 700,711 8,205,146
State Bank of India, Class A,
GDR 4,874 577,082
Steel Authority of India, Ltd. 981,694 1,612,865
Steelcast , Ltd. 18,790 37,695
*Sterlite Technologies, Ltd. 276,889 320,121
*STL Networks, Ltd. 190,014 41,705
Stove Kraft, Ltd. 12,912 69,215
Strides Pharma Science, Ltd. 112,799 1,075,415
* Stylam Industries, Ltd. 12,425 298,889
Styrenix Performance
Materials, Ltd. 7,140 149,138
Subros , Ltd. 37,136 326,518
Sudarshan Chemical
Industries, Ltd. 58,477 573,852
Sumitomo Chemical India, Ltd. 115,011 512,181
Sun Pharmaceutical Industries,
Ltd. 222,522 3,859,104
Sun TV Network, Ltd. 145,966 881,865
Sundaram-Clayton, Ltd. 4,582 61,796
Sundram Fasteners, Ltd. 60,560 627,079
* Sundrop Brands, Ltd. 3,726 25,281
Sunteck Realty, Ltd. 73,684 320,489
Suprajit Engineering, Ltd. 92,461 452,819
Supreme Industries, Ltd. 33,992 1,298,338
Supreme Petrochem, Ltd. 61,195 379,194
Supriya Lifescience , Ltd. 42,355 311,283
Surya Roshni, Ltd. 151,751 407,226
* Suryoday Small Finance
Bank, Ltd. 44,661 67,268
*Suzlon Energy, Ltd. 8,476,776 4,392,857
Swan Corp., Ltd. 114,559 525,113
Swaraj Engines, Ltd. 3,899 146,771
Symphony, Ltd. 10,692 107,301
Shares Value
INDIA — (Continued)
* Syncom Formulations India,
Ltd. 400,054 $ 56,363
ΩSyngene International, Ltd. 207,427 1,067,605
TAJGVK Hotels & Resorts,
Ltd. 25,657 102,781
Talbros Automotive
Components, Ltd. 42,559 118,811
Tamil Nadu Newsprint &
Papers, Ltd. 36,574 52,853
Tamilnad Mercantile Bank, Ltd. 49,787 329,748
Tamilnadu Petroproducts, Ltd. 47,977 49,559
Tanla Platforms, Ltd. 61,900 344,029
*TARC, Ltd. 37,810 62,905
Tasty Bite Eatables, Ltd. 392 29,023
Tata Chemicals, Ltd. 197,889 1,604,087
Tata Communications, Ltd. 62,655 1,069,707
Tata Consultancy Services,
Ltd. 408,233 13,863,613
Tata Consumer Products, Ltd. 133,141 1,641,186
Tata Elxsi , Ltd. 11,408 660,204
Tata Motors Passenger
Vehicles, Ltd. 1,298,068 4,939,679
*Tata Motors, Ltd. 1,298,068 6,470,055
Tata Power Co., Ltd. (The) 647,145 2,576,972
Tata Steel, Ltd. 6,657,820 13,978,255
*Tata Teleservices
Maharashtra, Ltd. 148,008 73,467
Tatva Chintan Pharma Chem
Pvt, Ltd. 2,660 33,376
TCPL Packaging, Ltd. 4,445 126,067
TD Power Systems, Ltd. 221,108 1,753,480
Tech Mahindra, Ltd. 298,878 5,663,533
Techno Electric & Engineering
Co., Ltd. 51,830 549,078
Technocraft Industries India,
Ltd. 6,251 138,037
Tega Industries, Ltd. 16,618 307,565
Texmaco Rail & Engineering,
Ltd. 257,571 357,680
Thanga Mayil Jewellery , Ltd. 7,873 284,203
Thermax, Ltd. 4,526 141,604
* Thirumalai Chemicals, Ltd. 82,117 170,023
Thomas Cook India, Ltd. 220,852 294,277
ΩThyrocare Technologies, Ltd. 41,907 191,341
Tilaknagar Industries, Ltd. 197,767 928,664
Time Technoplast , Ltd. 781,464 1,528,904
Timken India, Ltd. 32,393 1,035,872
Tips Music, Ltd. 54,388 321,554
Titagarh Rail System, Ltd. 132,078 1,178,813
Titan Co., Ltd. 179,615 7,766,280
Torrent Pharmaceuticals, Ltd. 53,395 2,299,083
Torrent Power, Ltd. 73,667 1,111,241
Transformers & Rectifiers
India, Ltd. 19,603 50,325
Transport Corp. of India, Ltd. 26,745 309,354
Trent, Ltd. 59,593 2,452,391
Trident, Ltd. 2,072,870 586,116
Triveni Engineering &
Industries, Ltd. 129,403 528,092

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Triveni Turbine, Ltd. 141,605 $ 773,469
TTK Healthcare, Ltd. 761 8,007
TTK Prestige, Ltd. 31,075 199,177
Tube Investments of India, Ltd. 116,561 2,958,898
TV Today Network, Ltd. 12,226 16,455
TVS Holdings, Ltd. 5,561 910,314
*TVS Motor Co. 711,852 77,386
TVS Motor Co., Ltd. 186,494 7,455,502
TVS Srichakra , Ltd. 1,940 85,867
Uflex , Ltd. 32,300 161,908
Ω* Ujjivan Small Finance Bank,
Ltd. 1,851,076 1,315,449
UltraTech Cement, Ltd. 43,765 6,039,439
* Unichem Laboratories, Ltd. 23,832 96,986
Union Bank of India, Ltd. 1,218,019 2,393,468
Uniparts India, Ltd. 15,214 71,524
United Breweries, Ltd. 1,864 29,757
United Spirits, Ltd. 121,743 1,803,365
Universal Cables, Ltd. 11,431 90,323
UNO Minda, Ltd. 150,891 1,939,377
UPL, Ltd. 357,403 2,735,087
* Urja Global, Ltd. 305,524 33,679
Usha Martin, Ltd. 336,569 1,497,387
UTI Asset Management Co.,
Ltd. 66,406 702,195
*V2 Retail, Ltd. 14,363 311,595
VA Tech Wabag , Ltd. 112,864 1,322,283
Vadilal Industries, Ltd. 4,441 211,493
Vaibhav Global, Ltd. 82,326 200,312
Ω*Valiant Organics, Ltd. 7,784 20,385
*Valor Estate, Ltd. 246,390 285,610
Vardhman Special Steels, Ltd. 25,056 69,622
Vardhman Textiles, Ltd. 128,227 602,679
ΩVarroc Engineering, Ltd. 78,008 489,228
Varun Beverages, Ltd. 654,860 3,354,834
* Vascon Engineers, Ltd. 148,333 66,662
Vedant Fashions, Ltd. 29,941 157,977
Vedanta, Ltd. 1,341,504 9,939,416
Veedol Corp., Ltd. 7,626 118,833
Venky's India, Ltd. 6,633 110,822
ΩVenus Pipes & Tubes, Ltd. 6,495 72,309
*Veranda Learning Solutions,
Ltd. 16,769 37,522
Vesuvius India, Ltd. 60,790 327,352
V-Guard Industries, Ltd. 170,399 651,957
Vidhi Specialty Food
Ingredients, Ltd. 7,060 24,299
Vijaya Diagnostic Centre, Ltd. 54,396 566,919
Vimta Labs, Ltd. 38,154 170,493
Vinati Organics, Ltd. 21,937 364,061
Vindhya Telelinks , Ltd. 2,877 38,185
Vintage Coffee And
Beverages, Ltd. 145,143 231,976
Vishnu Chemicals, Ltd. 23,967 136,591
*V-Mart Retail, Ltd. 18,096 124,378
*Vodafone Idea, Ltd. 18,637,306 2,263,120
Voltamp Transformers, Ltd. 11,324 907,828
Voltas, Ltd. 122,463 1,767,834
VRL Logistics, Ltd. 127,422 373,937
Shares Value
INDIA — (Continued)
VST Industries, Ltd. 57,331 $ 146,214
VST Tillers Tractors, Ltd. 3,618 217,247
* Walchandnagar Industries,
Ltd. 10,346 21,133
* Websol Energy System, Ltd. 121,583 107,589
Welspun Corp., Ltd. 173,466 1,375,188
Welspun Enterprises, Ltd. 52,314 268,174
Welspun Living, Ltd. 494,088 665,659
West Coast Paper Mills, Ltd. 21,195 92,384
Westlife Foodworld , Ltd. 39,525 211,896
Wheels India, Ltd. 16,729 138,624
Whirlpool of India, Ltd. 25,000 211,374
Windlas Biotech, Ltd. 9,208 84,975
Wipro, Ltd. 773,285 1,991,479
#Wipro, Ltd., Sponsored ADR 243,837 614,469
*Wockhardt, Ltd. 87,568 1,315,793
Wonderla Holidays, Ltd. 17,023 92,501
XPRO India, Ltd. 6,133 62,888
Yasho Industries, Ltd. 2,762 36,640
*Yes Bank, Ltd. 8,960,569 2,085,564
Yuken India, Ltd. 1,601 14,222
Zee Entertainment Enterprises,
Ltd. 1,672,420 1,534,108
Zen Technologies, Ltd. 9,802 150,843
Zensar Technologies, Ltd. 215,725 1,524,820
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 1,153 187,877
* Zuari Agro Chemicals, Ltd. 20,643 62,151
Zydus Lifesciences, Ltd. 82,748 796,378
Zydus Wellness, Ltd. 128,432 625,912
TOTAL INDIA 1,104,209,082
INDONESIA — (1.4%)
ABM Investama TBK PT 745,600 127,931
Adi Sarana Armada TBK PT 4,016,000 284,721
AKR Corporindo TBK PT 9,510,100 713,895
*Alam Sutera Realty TBK PT 12,387,400 115,867
Alamtri Minerals Indonesia
TBK PT 5,668,300 670,335
Allo Bank Indonesia TBK PT 359,400 31,583
Aneka Tambang TBK 20,258,300 5,081,170
Arwana Citramulia TBK PT 6,036,800 187,020
Aspirasi Hidup Indonesia TBK
PT 11,314,900 269,643
Astra Agro Lestari TBK PT 932,700 411,199
Astra International TBK PT 13,311,300 5,035,851
Astra Otoparts TBK PT 1,195,700 180,228
Asuransi Tugu Pratama
Indonesia TBK PT 1,751,100 120,496
Avia Avian TBK PT 16,107,000 414,550
*Bank Aladin Syariah TBK PT 2,009,900 77,833
Bank Amar Indonesia TBK PT 1,608,800 20,511
*Bank Artha Graha
Internasional TBK PT 3,856,200 41,353
Bank BTPN Syariah TBK PT 1,636,800 117,506
Bank Central Asia TBK PT 21,847,600 9,631,948
*Bank Ganesha TBK PT 8,936,200 73,470
*Bank Jago TBK PT 3,716,000 376,360

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
Bank Mandiri Persero TBK PT 18,393,500 $ 5,281,899
*Bank Mayapada International
TBK PT 5,488,270 75,204
Bank Maybank Indonesia TBK
PT 14,900 190
Bank Negara Indonesia
Persero TBK PT 8,836,800 2,363,851
*Bank Neo Commerce TBK PT 17,195,100 401,578
Bank OCBC Nisp TBK PT 6,066,900 520,485
Bank Pan Indonesia TBK PT 5,633,800 360,818
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 3,484,900 167,134
Bank Pembangunan Daerah
Jawa Timur TBK PT 5,429,400 179,524
Bank Rakyat Indonesia
Persero TBK PT 24,087,400 5,467,560
Bank Syariah Indonesia TBK
PT 3,912,414 524,452
Bank Tabungan Negara
Persero TBK PT 12,884,454 944,169
*Barito Pacific TBK PT 2,134,539 274,686
*Barito Renewables Energy
TBK PT 830,500 421,806
BISI International TBK PT 105,800 5,547
Blue Bird TBK PT 877,600 87,577
* Buana Lintas Lautan TBK PT 41,153,800 1,206,295
Bukit Asam TBK PT 7,776,200 1,148,941
* Buma Internasional Grup
TBK PT 6,237,400 115,941
* Bumi Resources Minerals
TBK PT 34,111,200 2,194,823
* Bumi Resources TBK PT 76,664,000 1,178,392
* Bumi Serpong Damai TBK PT 6,584,500 353,056
*Capital Financial Indonesia
TBK PT 6,208,000 571,425
* Cemindo Gemilang PT 2,172,700 105,496
Chandra Asri Pacific TBK PT 101,000 38,811
Charoen Pokphand Indonesia
TBK PT 4,361,500 1,151,114
ΩCikarang Listrindo TBK PT 2,018,800 84,192
Ciputra Development TBK PT 15,293,700 756,257
Cisarua Mountain Dairy PT
TBK 917,600 278,806
*Citra Marga Nusaphala
Persada TBK PT 242,100 19,616
*Darma Henwa TBK PT 46,945,200 1,510,301
Dayamitra Telekomunikasi PT 10,630,700 351,507
Dharma Satya Nusantara TBK
PT 8,368,000 685,493
*Dian Swastatika Sentosa
TBK PT 83,000 489,544
*Digital Mediatama Maxima
TBK PT 475,000 8,433
*Eagle High Plantations TBK
PT 19,650,800 163,903
Elnusa TBK PT 5,502,900 224,575
* Energi Mega Persada TBK PT 37,312,000 2,889,818
Erajaya Swasembada TBK PT 14,591,700 344,254
Shares Value
INDONESIA — (Continued)
ESSA Industries Indonesia
TBK PT 11,364,000 $ 443,457
Gajah Tunggal TBK PT 1,971,500 126,265
Garudafood Putra Putri Jaya
TBK PT 3,840,400 80,995
*Global Mediacom TBK PT 1,301,300 11,319
Golden Energy Mines TBK PT 127,700 60,103
Gudang Garam TBK PT 763,900 712,245
* Harum Energy TBK PT 2,937,300 184,620
Hexindo Adiperkasa TBK PT,
Class A 243,800 62,893
* Impack Pratama Industri TBK
PT 4,844,700 686,946
Indah Kiat Pulp & Paper TBK
PT 2,520,700 1,366,599
Indika Energy TBK PT 4,238,800 818,214
Indo Tambangraya Megah
TBK PT 511,800 669,289
Indocement Tunggal Prakarsa
TBK PT 1,623,900 643,368
Indofood CBP Sukses Makmur
TBK PT 1,201,500 569,075
Indofood Sukses Makmur TBK
PT 4,237,500 1,716,711
Indomobil Sukses
Internasional TBK PT 501,500 31,372
Indosat TBK PT 2,875,000 381,963
* Industri dan Perdagangan
Bintraco Dharma TBK PT 17,210,800 102,537
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 9,071,000 283,722
* Intiland Development TBK PT 5,617,200 46,852
Japfa Comfeed Indonesia TBK
PT 12,239,200 2,019,814
Jasa Marga Persero TBK PT 1,630,400 345,798
Kalbe Farma TBK PT 14,494,000 988,718
Kawasan Industri Jababeka
TBK PT 32,092,100 435,925
*Krakatau Steel Persero TBK
PT 5,257,400 102,110
*Lippo Karawaci TBK PT 15,641,300 90,391
Map Aktif Adiperkasa PT 17,967,500 749,315
Matahari Department Store
TBK PT 1,356,100 151,486
Mayora Indah TBK PT 3,289,500 452,711
*MD Entertainment TBK PT 261,030 225,495
Medco Energi Internasional
TBK PT 19,422,500 1,758,844
Medikaloka Hermina TBK PT 7,115,800 563,838
*Merdeka Battery Materials
TBK PT 18,470,000 770,271
*Merdeka Copper Gold TBK
PT 3,234,700 618,611
*Metro Healthcare Indonesia
TBK PT 15,605,600 492,759
Metrodata Electronics TBK PT 6,989,900 237,369
Metropolitan Kentjana TBK PT 4,800 6,827
Midi Utama Indonesia TBK PT 8,452,500 155,101
Mitra Adiperkasa TBK PT 17,386,200 1,227,444

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
Mitra Keluarga Karyasehat
TBK PT 3,332,800 $ 472,569
*MNC Digital Entertainment
TBK PT 10,495,800 237,617
*MNC Tourism Indonesia TBK
PT 61,675,400 687,119
Pabrik Kertas Tjiwi Kimia TBK
PT 1,741,600 757,443
*Pacific Strategic Financial
TBK PT 2,672,100 241,978
Pakuwon Jati TBK PT 23,582,500 505,791
* Panin Financial TBK PT 17,362,500 275,152
* Paninvest TBK PT 1,374,000 65,487
Pantai Indah Kapuk Dua TBK
PT 126,785 70,247
Perusahaan Gas Negara
Persero TBK PT 10,665,900 1,347,138
Petrindo Jaya Kreasi TBK PT 14,384,100 1,542,531
Petrosea TBK PT 4,389,200 1,843,542
*PP Persero TBK PT 5,633,600 118,814
Puradelta Lestari TBK PT 13,117,500 109,410
Rukun Raharja TBK PT 1,649,200 424,459
Salim Ivomas Pratama TBK PT 3,967,600 134,735
Sampoerna Agro TBK PT 782,900 363,814
*Sarana Meditama
Metropolitan TBK PT 1,587,900 31,029
Sarana Menara Nusantara
TBK PT 19,437,600 607,968
Sariguna Primatirta TBK PT 6,609,800 155,942
Sawit Sumbermas Sarana
TBK PT 3,163,200 315,661
Selamat Sempurna TBK PT 4,239,200 440,715
Semen Indonesia Persero
TBK PT 4,862,682 709,775
*Sentul City TBK PT 5,432,300 48,870
*Siloam International Hospitals
TBK PT 106,900 17,578
Steel Pipe Industry of
Indonesia PT 1,950,300 52,287
Sumber Alfaria Trijaya TBK PT 17,124,100 1,780,254
Sumber Tani Agung
Resources TBK PT 4,726,800 340,746
Summarecon Agung TBK PT 15,630,900 368,772
Surya Citra Media TBK PT 22,564,000 336,074
Surya Semesta Internusa TBK
PT 9,125,500 853,562
TBS Energi Utama TBK PT 435,500 18,681
Telkom Indonesia Persero
TBK PT 16,305,400 3,497,137
Telkom Indonesia Persero
TBK PT, Sponsored ADR 33,410 705,619
Temas TBK PT 7,037,900 56,605
Tempo Scan Pacific TBK PT 865,800 139,271
Timah TBK PT 8,017,500 1,547,614
Total Bangun Persada TBK PT 1,459,400 89,120
Tower Bersama Infrastructure
TBK PT 1,264,800 134,505
Transcoal Pacific TBK PT 1,351,100 829,093
Shares Value
INDONESIA — (Continued)
Trimegah Bangun Persada
TBK PT 5,357,400 $ 438,870
* Trimegah Sekuritas
IndonesiaTBK PT, Class A 1,846,500 67,105
Triputra Agro Persada PT 7,688,100 684,761
Tunas Baru Lampung TBK PT 3,986,100 155,549
Ultrajaya Milk Industry &
Trading Co. TBK PT 2,992,400 268,309
Unilever Indonesia TBK PT 2,132,300 244,544
United Tractors TBK PT 1,864,400 2,893,513
Vale Indonesia TBK PT 1,733,505 666,137
*< Waskita Karya Persero TBK
PT, Class A 1,217,100 2,747
*<Wijaya Karya Persero TBK
PT 814,400 3,712
* Wir Asia TBK PT 14,779,900 76,607
XLSMART Telecom Sejahtera
TBK PT 10,322,403 2,029,427
TOTAL INDONESIA 107,128,320
KOREA, REPUBLIC OF — (14.7%)
*3S Korea Co., Ltd. 23,088 23,499
* ABLBio , Inc. 28 3,846
#Able C&C Co., Ltd. 7,753 57,094
#*ABOV Semiconductor Co.,
Ltd. 18,565 170,379
* ADTechnology Co., Ltd. 4,175 111,090
*Advanced Nano Products
Co., Ltd. 2,943 141,282
#*Aekyung Chemical Co., Ltd. 26,640 173,232
Aekyung Industrial Co., Ltd. 10,212 89,179
* AeroSpace Technology of
Korea, Inc. 211,471 89,766
* Ahnlab , Inc. 3,523 163,007
*Air Busan Co., Ltd. 102,986 129,287
*AJ Networks Co., Ltd. 34,072 124,983
Ajin Industrial Co., Ltd. 51,647 123,789
* Alteogen , Inc. 7,604 2,181,779
*ALUKO Co., Ltd. 106,534 169,119
#Amorepacific Corp. 13,669 1,318,089
* Amotech Co., Ltd. 9,375 64,675
*Anam Electronics Co., Ltd.,
Class F 64,500 61,793
#*Ananti, Inc. 112,592 657,843
* Anapass , Inc. 5,457 67,142
*ANIPLUS, Inc. 13,427 28,125
* Aprogen , Inc., Class A 100,713 51,567
Asia Cement Co., Ltd. 33,666 292,829
ASIA Holdings Co., Ltd. 1,108 222,077
*Asia Pacific Satellite, Inc. 3,364 47,209
#Asia Paper Manufacturing
Co., Ltd. 51,248 276,997
Atec Co., Ltd. 3,426 23,992
Aurora World Corp. 2,978 30,413
* Avaco Co., Ltd. 14,231 151,267
Baiksan Co., Ltd. 18,032 159,224
#BGF retail Co., Ltd. 13,440 1,133,539
* BGFecomaterials Co., Ltd.,
Class A 18,947 55,548
*BH Co., Ltd. 64,829 821,960

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*BHI Co., Ltd. 24,156 $ 1,204,947
* Binex Co., Ltd. 14,383 162,875
Binggrae Co., Ltd. 11,145 579,162
*Bio FD&C Co., Ltd. 3,180 34,818
#*Bio Plus Co., Ltd. 62,292 236,722
* Biodyne Co., Ltd. 2,220 21,207
* Bioneer Corp. 9,034 84,980
* BioSmart Co., Ltd. 31,102 94,425
#*BNC Korea Co., Ltd. 87,132 297,825
BNK Financial Group, Inc. 208,465 2,405,588
Boditech Med, Inc. 19,052 172,466
Bookook Securities Co., Ltd. 1,653 82,455
* Boryung 46,198 296,882
#*Bosung Power Technology
Co., Ltd. 25,630 139,777
Bukwang Pharmaceutical Co.,
Ltd. 59,238 165,236
#*Bumhan Fuel Cell Co., Ltd. 2,684 58,084
Byucksan Corp. 68,167 80,082
*C&C International Co., Ltd. 84 2,221
#*C&G Hi Tech Co., Ltd. 15,304 191,380
*Cafe24 Corp. 21,935 579,844
#Cape Industries, Ltd. 14,068 115,425
#Caregen Co., Ltd. 17,623 1,536,534
Celltrion Pharm, Inc. 5,623 285,564
Celltrion , Inc. 34,179 4,986,515
#*Chabiotech Co., Ltd. 15,708 238,446
Cheil Electric Co., Ltd. 6,948 49,429
Cheil Worldwide, Inc. 91,251 1,391,524
#Chemtronics Co., Ltd. 18,163 444,170
* Chemtros Co., Ltd. 11,505 53,792
#Cheryong Electric Co., Ltd. 22,957 779,109
#Chips&Media, Inc. 8,045 104,852
*Choil Aluminum Co., Ltd. 106,231 98,378
*Chong Kun Dang
Pharmaceutical Corp. 9,687 575,405
* Chongkundang Holdings
Corp. 3,099 107,649
Choong Ang Vaccine
Laboratory 4,263 28,284
#*Chunbo Co., Ltd. 7,218 294,858
#*CJ CGV Co., Ltd. 151,657 637,436
CJ CheilJedang Corp. 3,974 589,446
#CJ Corp. 17,266 2,608,973
*CJ ENM Co., Ltd. 27,123 1,409,476
#CJ Freshway Corp. 11,626 225,751
#CJ Logistics Corp. 22,719 1,638,344
#*Classys, Inc. 12,069 622,986
*CLIO Cosmetics Co., Ltd. 6,945 63,979
*CMG Pharmaceutical Co.,
Ltd. 45,476 63,819
* CoAsia Corp. 6,854 28,332
*Com2uS Holdings Corp.,
Class F 2,316 36,364
* Coreana Cosmetics Co., Ltd. 11,558 17,585
#*Cosmax, Inc. 16,535 2,326,204
* Cosmecca Korea Co., Ltd. 9,634 645,212
#*CosmoAM&T Co., Ltd. 7,664 271,546
* Cosmochemical Co., Ltd. 4,883 56,381
Shares Value
KOREA, REPUBLIC OF — (Continued)
* Coway Co., Ltd. 58,296 $ 3,377,717
#*Cowintech Co., Ltd. 11,035 142,825
*Creative & Innovative System 77,207 709,635
* Creverse , Inc. 5,689 49,365
*CS Bearing Co., Ltd. 5,264 21,796
*CS Wind Corp. 57,496 1,623,741
#*Cuckoo Homesys Co., Ltd. 10,982 179,676
*D.I Corp. 11,234 268,870
*<DA Technology Co., Ltd.,
Class A 51,560 1,361
Dae Hwa Pharmaceutical Co.,
Ltd. 2,984 34,227
Dae Won Kang Up Co., Ltd. 24,884 72,090
* Daea TI Co., Ltd. 27,472 80,733
* Daechang Forging Co., Ltd. 16,749 77,962
#*Daedong Corp. 24,627 168,526
* Daedong Gear Co., Ltd. 4,201 50,754
Daeduck Electronics Co., Ltd. 43,484 1,912,281
* Daeho AL Co., Ltd. 14,688 14,153
#*Dae-Il Corp. 55,677 433,611
Daejoo Electronic Materials
Co., Ltd. 5,940 312,805
* DaeMyoung Energy Co, Ltd. 2,006 24,500
#Daesang Corp. 40,472 608,739
#Daesang Holdings Co., Ltd. 47,989 322,727
#*Daesung Industrial Co., Ltd. 21,432 109,438
#*Daewon Cable Co., Ltd. 47,702 123,447
#*Daewon Pharmaceutical
Co., Ltd. 21,127 169,820
#*Daewoo Engineering &
Construction Co., Ltd. 255,798 883,226
#*Daewoong Co., Ltd. 35,594 593,481
#*Daewoong Pharmaceutical
Co., Ltd. 6,569 770,810
Daishin Securities Co., Ltd. 35,994 782,696
#*Danal Co., Ltd. 62,131 398,408
Daol Investment & Securities
Co., Ltd. 46,450 131,663
* Dawonsys Co., Ltd. 9,566 21,964
DB HiTek Co., Ltd. 54,934 4,037,805
DB Insurance Co., Ltd. 80,272 7,952,471
DB Securities Co., Ltd. 33,286 313,111
*DE&T Co., Ltd. 22,224 86,771
#Dear U Co., Ltd. 5,330 139,415
* Dentium Co., Ltd. 10,023 334,936
* Devsisters Co., Ltd. 5,102 136,287
*DI Dong Il Corp. 17,544 243,768
*Digital Daesung Co., Ltd. 25,135 141,443
*DIO Corp. 6,480 71,400
#*DIT Corp. 9,018 137,206
*DK Tech Co., Ltd. 14,521 99,672
*<DKME 187,877 48,947
#*DL Holdings Co., Ltd. 16,945 488,549
<DMS Co., Ltd. 20,190 33,299
DN Automotive Corp. 42,864 748,944
*DNF Co., Ltd. 2,408 32,672
* Dohwa Engineering Co., Ltd. 14,288 60,650
Dong-A Socio Holdings Co.,
Ltd. 4,339 327,671

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Dong-A ST Co., Ltd. 6,278 $ 239,012
#Dongbang Transport
Logistics Co., Ltd. 105,630 194,103
#Dongjin Semichem Co., Ltd. 71,291 2,773,583
Dongkoo Bio & Pharma Co.,
Ltd. 21,050 77,654
* DongKook Pharmaceutical
Co., Ltd. 42,646 556,703
Dongkuk CM Co., Ltd. 20,200 74,098
* Dongkuk Industries Co., Ltd. 20,727 41,111
Dongkuk Steel Mill Co., Ltd. 36,839 225,477
* Dongkuk Structures &
Construction Co., Ltd. 12,523 16,687
#Dongsuh Cos., Inc. 17,801 321,541
#Dongsung Chemical Co., Ltd. 59,944 182,614
* Dongsung Finetec Co., Ltd. 26,970 531,193
* Dongsung Pharmaceutical
Co., Ltd. 2,259 1,527
* Dongwha Enterprise Co., Ltd. 13,176 98,312
* Dongwha Pharm Co., Ltd. 21,652 91,307
Dongwon Industries Co., Ltd. 21,325 615,572
Dongwon Systems Corp. 6,329 122,456
#*Dongwoon Anatech Co., Ltd. 22,056 464,288
#*Doosan Bobcat, Inc. 106,165 4,336,878
Doosan Co., Ltd. 15,772 9,324,699
*Doosan Enerbility Co., Ltd. 226,761 14,272,993
*Doosan Fuel Cell Co., Ltd. 12,803 301,974
#Doosan Tesna , Inc. 13,264 624,774
Douzone Bizon Co., Ltd. 25,155 1,702,166
#*Dream Security Co., Ltd. 147,046 174,690
* Dreamtech Co., Ltd. 52,424 288,088
*DRTECH Corp. 19,283 26,994
#DS Dansuk Co., Ltd. 8,582 116,740
*DSK Co., Ltd. 15,700 87,259
* Duk San Neolux Co., Ltd. 15,947 432,632
#*Duksan Hi-Metal Co., Ltd. 65,421 404,052
#*Duksan Techopia Co., Ltd. 5,981 81,733
DY Corp. 7,568 26,815
DY POWER Corp. 9,212 83,903
*DYPNF Co., Ltd. 2,398 24,173
*Easy Bio, Inc. 5,587 27,364
*Easy Holdings Co., Ltd. 42,919 155,646
* Eco&Dream Co., Ltd. 1,714 27,209
#*Ecoplastic Corp. 80,590 178,604
* Ecopro BM Co., Ltd. 2,780 448,076
#Ecopro Co., Ltd. 9,216 1,040,434
* Elentec Co., Ltd. 19,050 137,905
#E-MART, Inc. 32,445 2,051,198
*EMKOREA Co., Ltd. 33,687 57,690
*EM-Tech Co., Ltd. 16,151 92,009
* Enchem Co., Ltd. 2,043 136,399
#*ENF Technology Co., Ltd. 31,763 1,299,737
*EO Technics Co., Ltd. 4,481 1,170,527
* Eubiologics Co., Ltd. 33,995 295,691
Eugene Investment &
Securities Co., Ltd. 159,879 475,949
Eugene Technology Co., Ltd. 17,120 1,320,217
*EV Advanced Material Co.,
Ltd. 35,926 49,718
Shares Value
KOREA, REPUBLIC OF — (Continued)
*E-World 47,217 $ 52,321
* Exem Co., Ltd. 41,420 64,746
#Exicon Co., Ltd. 17,156 292,012
#*F&F Co., Ltd. 21,833 1,108,790
*F&F Holdings Co., Ltd. 5,377 77,887
* FarmStory Co., Ltd., Class A 48,986 38,456
#*Fine M-Tec Co., Ltd. 11,356 74,949
*Fine Semitech Corp. 5,303 173,156
* Firstec Co., Ltd. 8,275 25,496
#*Foosung Co., Ltd. 23,481 138,172
*G2Power Co., Ltd. 7,942 48,555
*Gabia, Inc. 5,415 126,026
*Galaxia Moneytree Co., Ltd. 3,590 27,635
*GAMSUNG Corp. Co., Ltd. 75,258 362,330
#*Gaon Cable Co., Ltd. 5,730 348,720
#*GC Cell Corp. 16,623 309,501
* GeneOne Life Science, Inc. 53,336 71,107
* Genians , Inc. 2,402 31,122
* Genohco , Inc., Class B 755 13,847
* Genomictree , Inc. 2,476 41,026
#*Global Standard Technology
Co., Ltd. 40,036 812,180
#*Global Tax Free Co., Ltd. 33,218 107,888
GnBS eco Co., Ltd. 31,052 70,975
#*GnCenergy Co., Ltd. 32,717 831,904
#*GOLFZON Co., Ltd. 8,149 343,646
#Grand Korea Leisure Co.,
Ltd. 30,432 271,677
Green Chemical Co., Ltd. 11,500 49,055
*Green Cross Corp. 6,213 711,771
#*Green Cross Holdings Corp. 31,998 347,234
GS Engineering &
Construction Corp. 136,131 1,775,169
#GS Global Corp. 128,687 207,416
GS Holdings Corp. 51,323 2,449,555
#GS P&L Co., Ltd. 8,026 285,488
GS Retail Co., Ltd. 73,384 1,129,259
#*HAESUNG DS Co., Ltd. 28,216 1,264,368
* Haesung Industrial Co., Ltd.,
Class H 16,744 96,551
*Han Kuk Carbon Co., Ltd. 32,863 772,831
Hana Financial Group, Inc. 244,309 16,989,948
*Hana Materials, Inc. 4,574 212,589
Hana Micron, Inc. 82,317 2,158,863
*Hana Pharm Co., Ltd., Class
A 8,457 60,575
*Hana Technology Co., Ltd. 2,131 47,153
Hana Tour Service, Inc. 11,626 373,964
* Hanall Biopharma Co., Ltd. 1,662 59,464
#Hancom, Inc. 26,132 470,209
Handok, Inc. 12,708 100,117
Handsome Co., Ltd. 14,186 183,214
#Hanil Cement Co., Ltd. 38,830 462,108
* Hanil Feed Co., Ltd. 25,643 53,801
Hanil Holdings Co., Ltd. 18,444 199,893
#*Hanjin Kal Corp. 4,493 352,411
*Hanjin Logistics Corp. 9,944 137,202
#*Hankook Cosmetics
Manufacturing Co., Ltd. 1,780 61,399

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hankook Shell Oil Co., Ltd. 720 $ 217,591
Hankook Tire & Technology
Co., Ltd. 72,963 3,218,807
#*Hanmi Pharm Co., Ltd. 4,470 1,503,043
* Hanmi Science Co., Ltd. 17,264 509,740
#Hanmi Semiconductor Co.,
Ltd. 35,590 5,217,097
#*HanmiGlobal Co., Ltd. 25,340 330,790
#*Hannong Chemicals, Inc. 7,296 131,535
*Hanon Systems 324,134 737,487
#Hansae Co., Ltd. 23,143 224,774
*Hanshin Construction Co.,
Ltd. 800 5,558
*Hanshin Machinery Co. 15,949 45,318
#Hansol Chemical Co., Ltd. 6,831 1,340,668
Hansol Holdings Co., Ltd. 35,451 78,690
*Hansol IONES Co., Ltd. 17,004 166,921
Hansol Paper Co., Ltd. 18,150 106,045
Hansol Technics Co., Ltd. 41,923 174,169
#*Hanssem Co., Ltd. 9,631 311,800
*Hanwha Aerospace Co., Ltd. 15,410 13,917,605
*Hanwha Corp. 26,088 2,075,223
*Hanwha Engine 21,870 826,544
#*Hanwha Galleria Corp. 128,040 161,985
*Hanwha General Insurance
Co., Ltd. 111,654 471,624
*Hanwha Investment &
Securities Co., Ltd. 244,309 1,091,362
*Hanwha Life Insurance Co.,
Ltd. 85,207 206,299
*Hanwha Ocean Co., Ltd. 10,108 972,598
#*Hanwha Solutions Corp. 124,402 2,389,687
*Hanwha Systems Co., Ltd. 25,665 1,679,619
#*Hanwha Vision Co., Ltd. 41,124 1,765,641
* Hanyang Digitech Co., Ltd. 4,455 82,947
* Hanyang Securities Co., Ltd. 11,980 170,204
*Harim Co., Ltd. 79,016 167,430
#*Harim Holdings Co., Ltd. 101,979 1,021,632
HB SOLUTION Co., Ltd. 87,115 138,595
*HC HomeCenter Co., Ltd. 41,445 20,126
HD Hyundai Co., Ltd. 51,634 8,394,022
HD Hyundai Construction
Equipment Co., Ltd. 99,265 7,461,771
HD Hyundai Electric Co., Ltd. 13,254 8,185,915
#*HD Hyundai Energy
Solutions Co., Ltd. 14,213 524,323
HD Hyundai Heavy Industries
Co., Ltd. 6,396 2,555,023
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 23,931 6,874,718
HDC Holdings Co., Ltd. 39,877 526,651
#HDC Hyundai Development
Co-Engineering & Construction 52,566 752,299
*HD-Hyundai Marine Engine 7,117 437,581
#*Heung-A Shipping Co., Ltd. 84,935 102,732
*HFR, Inc. 2,549 24,456
*High Tech Pharm Co., Ltd. 5,778 47,327
* Hironic Co., Ltd., Class H 1,958 6,924
#*Hite Jinro Co., Ltd. 65,744 803,873
Shares Value
KOREA, REPUBLIC OF — (Continued)
* Hitejinro Holdings Co., Ltd. 4,002 $ 26,274
#*HJ Shipbuilding &
Construction Co., Ltd. 18,728 327,877
#*HK inno N Corp. 34,343 1,343,276
#*HL Holdings Corp. 12,000 379,325
#HL Mando Co., Ltd. 96,196 4,263,794
*HLB Biostep Co., Ltd. 69,129 69,398
*HLB Global Co., Ltd. 21,264 32,870
*HLB Therapeutics Co., Ltd. 23,268 48,091
*HLB, Inc. 10,289 396,721
*Hotel Shilla Co., Ltd. 25,116 806,141
#*HPSP Co., Ltd. 18,487 597,225
*HS Hyosung Advanced
Materials Corp. 4,871 802,020
*HS Hyosung Corp. 971 41,892
*HS Industries Co., Ltd. 53,976 124,872
#*Hugel, Inc. 5,560 1,068,042
Humedix Co., Ltd. 10,691 324,949
#*Huneed Technologies 16,103 93,750
Huons Co., Ltd. 10,763 205,629
* Huvitz Co., Ltd. 10,002 61,635
#*Hwa Shin Co., Ltd. 55,841 360,402
* Hwaseung Enterprise Co.,
Ltd. 4,712 16,532
#*HYBE Co., Ltd. 6,110 1,587,564
#*Hydro Lithium, Inc. 31,852 55,654
#*Hyosung Corp. 12,370 1,313,142
*Hyosung Heavy Industries
Corp. 10,272 18,575,807
#*Hyosung TNC Corp. 5,375 1,409,659
#Hyundai Autoever Corp. 6,231 1,997,781
*Hyundai Bioland Co., Ltd. 29,966 90,456
Hyundai BNG Steel Co., Ltd. 8,543 80,005
*HYUNDAI Corp. 11,003 173,522
Hyundai Department Store
Co., Ltd. 25,739 1,675,521
#Hyundai Elevator Co., Ltd. 16,896 1,108,088
#HYUNDAI EVERDIGM Corp. 17,502 99,341
Hyundai Glovis Co., Ltd. 44,859 7,541,947
Hyundai Green Food 34,058 361,307
*Hyundai Hyms Co., Ltd. 848 10,522
Hyundai Livart Furniture Co.,
Ltd. 14,345 65,476
#*Hyundai Marine & Fire
Insurance Co., Ltd. 119,231 2,331,772
Hyundai Motor Co. 104,777 36,396,068
Hyundai Motor Securities Co.,
Ltd. 40,619 268,649
#*Hyundai Movex Co., Ltd. 15,986 350,950
#Hyundai Pharmaceutical Co.,
Ltd. 11,173 93,302
Hyundai Rotem Co., Ltd. 49,040 7,853,078
#Hyundai Steel Co. 50,091 1,087,497
#Hyundai Wia Corp. 30,967 1,843,735
#HyVision System, Inc. 14,129 171,778
#*i3system, Inc. 4,960 447,964
*< Icure Pharm, Inc. 23,784 26,900
#*Il Dong Pharmaceutical Co.,
Ltd. 8,635 228,263

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*ILDONG Holdings Co., Ltd. 1,697 $ 14,171
Iljin Electric Co., Ltd. 35,585 1,656,381
* Iljin Holdings Co., Ltd. 23,985 129,973
#*Iljin Power Co., Ltd. 5,750 61,599
#*Ilshin Stone Co., Ltd. 59,319 64,990
#<Ilyang Pharmaceutical Co.,
Ltd. 13,193 89,713
iM Financial Group Co., Ltd. 177,539 1,911,807
#iMarketKorea, Inc. 23,946 129,762
#InBody Co., Ltd. 10,783 244,592
* Incar Financial Service Co.,
Ltd. 6,435 70,815
Industrial Bank of Korea 168,378 2,591,061
Innocean Worldwide, Inc. 34,156 451,095
InnoWireless Co., Ltd. 5,548 114,282
#*Innox Advanced Materials
Co., Ltd. 49,748 1,130,165
* Insun ENT Co., Ltd. 30,295 92,080
* Insung Information Co., Ltd. 15,001 17,967
* Intekplus Co., Ltd. 1,805 22,045
* Intellian Technologies, Inc. 2,540 185,462
* Interflex Co., Ltd. 24,797 214,480
Interojo Co., Ltd. 6,096 74,326
* iNtRON Biotechnology, Inc. 11,554 31,747
*IS Dongseo Co., Ltd. 18,902 308,599
ISC Co., Ltd. 5,903 618,023
* i -SENS, Inc. 9,984 113,754
*ISU Abxis Co., Ltd. 11,583 47,558
*ISU Chemical Co., Ltd. 5,521 35,096
#*ISU Specialty Chemical 9,815 725,522
#IsuPetasys Co., Ltd. 65,722 5,364,968
* Itcenglobal Co., Ltd. 17,038 636,824
#*ITM Semiconductor Co., Ltd. 6,299 48,794
#*Jahwa Electronics Co., Ltd. 35,204 733,722
JB Financial Group Co., Ltd. 108,424 1,894,445
* Jeil Pharmaceutical Co., Ltd. 5,222 52,822
*Jeju Air Co., Ltd. 36,259 136,532
Jeju Bank 6,360 62,610
#*Jeju Semiconductor Corp. 48,473 1,458,164
*JETEMA Co., Ltd. 2,756 20,468
*Jin Air Co., Ltd. 23,544 110,899
#*Jinsung T.E.C. 27,181 270,790
*JNTC Co., Ltd. 17,661 298,767
JS Corp. 9,565 79,808
* Jusung Engineering Co., Ltd. 34,942 1,003,787
*JVM Co., Ltd. 7,569 133,302
*JW Holdings Corp. 70,741 195,602
#*JW Life Science Corp. 17,173 154,025
#*JW Pharmaceutical Corp. 20,813 449,690
#*JYP Entertainment Corp. 35,275 1,808,597
K Car Co., Ltd. 12,325 131,864
*K Ensol Co., Ltd. 4,766 41,919
Kakao Corp. 41,742 1,780,574
#*Kakao Games Corp. 43,543 537,254
#KakaoBank Corp. 65,354 1,039,743
* Kakaopay Corp. 7,525 331,447
* Kangnam Jevisco Co., Ltd. 9,264 109,541
* Kangstem Biotech Co., Ltd. 13,305 20,289
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Kangwon Energy Co., Ltd. 5,068 $ 61,334
KB Financial Group, Inc. 129,460 12,159,922
KB Financial Group, Inc.,
Sponsored ADR 157,157 14,768,043
*KBI Dongyang Steel Pipe
Co., Ltd. 30,308 38,764
#KC Tech Co., Ltd. 9,451 310,240
KCC Glass Corp. 6,572 122,820
#*KCTC 79,171 370,719
*Keeps Biopharma, Inc. 4,712 30,215
#*Kencoa Aerospace Co. 12,006 248,561
#*KEPCO Engineering &
Construction Co., Inc. 2,748 250,860
*KEPCO Plant Service &
Engineering Co., Ltd. 31,828 1,238,272
*KG Chemical Corp. 67,960 279,508
#KG DONGBUSTEEL 55,922 218,342
*KG Eco Solution Co., Ltd. 31,805 146,055
#*KG Mobility Co. 63,562 171,556
KGMobilians Co., Ltd. 20,923 78,494
KH Vatec Co., Ltd. 25,628 340,425
#*KidariStudio, Inc. 11,613 25,737
#*KINX, Inc. 2,609 241,433
*KISWIRE, Ltd. 6,877 103,437
KIWOOM Securities Co., Ltd. 15,664 4,826,305
*KMW Co., Ltd. 8,216 107,994
*KNJ Co., Ltd. 6,247 121,520
Koh Young Technology, Inc. 3,690 86,264
#*Kolmar Korea Co., Ltd. 21,569 1,047,432
#*Kolon Corp. 18,798 788,800
* Kolon Enp , Inc. 17,739 124,471
Kolon Global Corp. 1,678 10,562
#Kolon Industries, Inc. 25,655 980,287
* Kolon Life Science, Inc. 2,262 101,832
* KoMiCo , Ltd. 5,153 453,581
* Komipharm International Co.,
Ltd., Class A 4,896 24,252
#Korea Aerospace Industries,
Ltd. 59,309 6,934,629
*Korea Circuit Co., Ltd. 23,290 1,143,951
#Korea District Heating Corp. 2,260 156,696
*Korea Electric Power Corp. 49,646 2,010,811
Korea Electric Power Corp.,
Sponsored ADR 110,524 2,233,690
Korea Electric Terminal Co.,
Ltd. 12,115 629,569
#*Korea Electronic Power
Industrial Development Co.,
Ltd. 14,007 133,414
Korea Fuel-Tech Corp. 68,334 372,196
*Korea Gas Corp. 22,799 635,946
#*Korea Information &
Communications Co., Ltd. 26,523 148,886
*Korea Information Certificate
Authority, Inc. 30,586 142,794
Korea Investment Holdings
Co., Ltd. 51,155 7,658,679
#*Korea Line Corp. 478,932 649,822
#Korea Movenex Co., Ltd. 29,491 118,628

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Korea Petrochemical Ind Co.,
Ltd. 4,247 $ 461,169
*Korea Petroleum Industries
Co. 6,861 76,027
Korea Ratings Corp. 1,093 73,580
#*Korea United Pharm, Inc. 14,338 190,058
Korea Zinc Co., Ltd. 88 115,181
*Korean Air Lines Co., Ltd. 267,813 4,335,169
Korean Reinsurance Co. 198,754 1,625,215
Koryo Credit Information Co.,
Ltd. 4,842 33,605
* Krafton , Inc. 20,026 3,533,836
*KSP Co., Ltd. 6,661 20,824
*KSS LINE, Ltd. 34,696 233,814
*KT Skylife Co., Ltd. 39,902 135,141
KT&G Corp. 49,455 5,287,706
*KTCS Corp. 42,380 80,526
*Kuk-il Paper Manufacturing
Co., Ltd. 2,092 523
* Kukjeon Pharmaceutical Co.,
Ltd. 3,723 8,238
*Kumho Petrochemical Co.,
Ltd. 8,678 868,765
*Kumho Tire Co., Inc. 232,884 973,990
#*Kumkang Kind Co., Ltd. 16,948 72,648
Kwang Dong Pharmaceutical
Co., Ltd. 37,986 159,133
#*Kyeong Nam Steel Co., Ltd. 50,084 93,425
* Kyeryong Construction
Industrial Co., Ltd. 19,203 288,165
#Kyobo Securities Co., Ltd. 26,708 220,989
Kyochon F&B Co., Ltd. 3,542 10,606
#*Kyung Dong Navien Co.,
Ltd. 12,588 505,479
* Kyungbang Co., Ltd. 14,026 91,110
Kyung-In Synthetic Corp. 27,706 94,702
L&C Bio Co., Ltd. 4,621 295,996
*L&F Co., Ltd. 1,839 161,363
*L&K Biomed Co., Ltd. 6,637 73,268
* LabGenomics Co., Ltd. 135,777 165,925
Lake Materials Co., Ltd. 39,374 731,732
#*LB Semicon , Inc. 66,602 217,241
#*Lee Ku Industrial Co., Ltd. 43,827 180,557
*LEENO Industrial, Inc. 31,535 2,320,103
LG Chem, Ltd. 34,181 7,373,350
#*LG Display Co., Ltd. 367,879 2,982,595
*LG Display Co., Ltd.,
Sponsored ADR 25,279 100,358
LG Electronics, Inc. 123,423 8,497,443
*LG Energy Solution, Ltd. 4,168 1,152,469
#LG H&H Co., Ltd. 8,798 1,604,471
*LG HelloVision Co., Ltd. 71,725 115,356
#LG Innotek Co., Ltd. 24,938 4,244,692
LG Uplus Corp. 285,546 3,174,056
*LIG Nex1 Co., Ltd. 10,758 3,598,706
* LigaChem Biosciences, Inc. 1,742 245,676
*LOT Vacuum Co., Ltd. 12,525 120,081
Lotte Chemical Corp. 11,478 665,045
Shares Value
KOREA, REPUBLIC OF — (Continued)
Lotte Chilsung Beverage Co.,
Ltd. 8,159 $ 756,723
#Lotte Corp. 24,379 531,819
#*Lotte Energy Materials Corp. 34,934 942,883
Lotte Innovate Co., Ltd. 6,552 96,500
*Lotte Non-Life Insurance Co.,
Ltd. 84,095 97,042
#Lotte Rental Co., Ltd. 27,084 580,479
#Lotte Shopping Co., Ltd. 19,095 1,114,339
*Lotte Tour Development Co.,
Ltd. 7,636 133,420
#Lotte Wellfood Co., Ltd. 3,827 309,212
LS Corp. 20,643 3,284,179
*LS Eco Energy, Ltd. 10,455 299,617
*LS Electric Co., Ltd. 10,354 4,071,394
LS SECURITIES Co., Ltd. 16,530 65,459
#*LTC Co., Ltd. 11,488 220,278
*LVMC Holdings 118,976 122,993
#LX Hausys , Ltd. 10,043 202,339
LX INTERNATIONAL Corp. 59,878 1,591,172
#LX Semicon Co., Ltd. 18,939 719,719
* M.I.Tech Co., Ltd. 15,346 79,854
Macquarie Korea Infrastructure
Fund 232,961 1,811,056
* Macrogen , Inc. 7,487 101,533
#*Maeil Dairies Co., Ltd. 5,441 133,436
MAKUS, Inc. 5,256 87,271
* Manyo Co., Ltd. 6,873 68,711
#Mcnex Co., Ltd. 22,999 486,536
#Medytox, Inc. 3,833 357,630
* Meerecompany , Inc. 2,587 32,459
#*MegaStudyEdu Co., Ltd. 10,941 354,210
Meritz Financial Group, Inc. 82,735 6,702,029
#*META BIOMED Co., Ltd. 36,925 125,443
#*MiCo, Ltd. 88,574 1,091,022
* Mirae Asset Life Insurance
Co., Ltd. 59,439 388,992
#Mirae Asset Securities Co.,
Ltd. 92,274 2,740,526
Misto Holdings Corp. 34,207 1,115,756
Miwon Commercial Co., Ltd. 1,626 157,020
#Miwon Specialty Chemical
Co., Ltd. 1,388 130,083
MNTech Co., Ltd. 8,432 69,886
* Modetour Network, Inc. 1,963 15,411
#*MONAYONGPYONG 48,099 105,929
* Motrex Co., Ltd. 28,715 193,109
* mPlus Corp. 15,710 136,428
*MS Autotech Co., Ltd. 19,938 31,097
* Myoung Shin Industrial Co.,
Ltd. 39,009 248,244
* Namhae Chemical Corp. 29,445 140,331
#*Namuga Co., Ltd. 13,432 232,825
#*Namyang Dairy Products
Co., Ltd. 4,197 139,521
*Nature & Environment Co.,
Ltd. 109,559 45,288
Nature Holdings Co., Ltd.
(The) 11,741 65,418

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
NAVER Corp. 14,403 $ 2,751,720
#*Neosem, Inc. 6,899 75,010
#*Nepes Ark Corp. 14,398 185,452
Ω* Netmarble Corp. 16,325 598,833
*New Power Plasma Co., Ltd. 39,255 167,449
Newflex Technology Co., Ltd. 11,433 53,217
* Nexen Corp. 43,004 178,660
Nexen Tire Corp. 42,675 238,072
*Nexon Games Co., Ltd. 10,195 93,776
#*Nexteel Co., Ltd. 13,934 108,808
NEXTIN, Inc. 5,088 348,178
NH Investment & Securities
Co., Ltd. 135,648 2,549,172
NHN KCP Corp. 40,663 644,099
*NICE Holdings Co., Ltd. 44,066 426,455
NICE Information &
Telecommunication, Inc. 7,961 134,674
NICE Information Service Co.,
Ltd. 31,142 374,942
#*Nong Shim Holdings Co.,
Ltd. 3,362 206,709
* NongShim Co., Ltd. 6,907 1,955,400
* Noroo Holdings Co., Ltd. 4,204 61,918
*NOROO Paint & Coatings
Co., Ltd. 12,813 73,795
#*NOVAREX Co., Ltd. 21,007 205,196
*OCI Co., Ltd. 12,007 588,922
OCI Holdings Co., Ltd. 31,701 2,541,542
* Okins Electronics Co., Ltd. 10,189 91,244
*ONEJOON Co., Ltd. 9,176 65,151
* OptoElectronics Solutions
Co., Ltd. 1,442 16,740
* Orbitech Co., Ltd. 15,338 47,418
*Oriental Precision &
Engineering Co., Ltd. 41,051 238,708
Orion Corp. 23,496 1,918,008
*Osang Healthcare Co., Ltd. 1,576 12,427
*OSTEONIC Co., Ltd. 13,826 59,842
Otoki Corp. 2,783 746,310
*Pan Ocean Co., Ltd. 524,852 1,713,773
*Paradise Co., Ltd. 69,382 855,104
#*Park Systems Corp. 4,041 852,052
* Partron Co., Ltd. 71,784 358,072
*Pearl Abyss Corp. 10,505 417,456
#*Pentastone Electronics, Inc. 18,786 97,754
#People & Technology, Inc. 32,516 1,195,009
* Peptron , Inc. 71 15,069
PharmaResearch Co., Ltd. 7,026 2,311,248
* Pharmicell Co., Ltd. 21,351 209,001
Philenergy Co., Ltd. 6,942 82,471
#*Philoptics Co., Ltd. 8,272 317,226
*PI Advanced Materials Co.,
Ltd. 15,974 180,004
*PKC Co., Ltd. 29,272 124,051
POND GROUP Co., Ltd. 2,962 11,935
Poongsan Corp. 59,595 5,432,030
#Posco DX Co., Ltd. 37,863 1,016,677
#*POSCO Future M Co., Ltd. 5,626 873,566
POSCO Holdings, Inc. 21,911 5,289,754
Shares Value
KOREA, REPUBLIC OF — (Continued)
#POSCO Holdings, Inc.,
Sponsored ADR 24,464 $ 1,451,204
#Posco International Corp. 58,080 2,517,849
#Posco M-Tech Co., Ltd. 3,900 53,918
POSCO Steeleon Co., Ltd. 3,545 100,360
*Power Logics Co., Ltd. 32,222 127,599
*Prestige Biologics Co., Ltd. 14,977 30,643
#*Protec Co., Ltd. 5,102 180,771
#*PSK Holdings, Inc. 6,582 360,789
#*PSK, Inc. 29,898 1,277,426
Pulmuone Co., Ltd. 11,774 107,155
#*Pumtech Korea Co., Ltd. 6,362 289,945
*Rainbow Robotics 30 15,173
*Ray Co., Ltd. 5,599 20,811
*Reyon Pharmaceutical Co.,
Ltd. 7,852 61,642
#*Robostar Co., Ltd. 2,683 165,707
* Robotis Co., Ltd. 1,510 355,103
* Rorze Systems Corp. 7,903 53,752
* Rsupport Co., Ltd. 8,880 14,775
S&S Tech Corp. 15,337 969,617
#S-1 Corp. 12,567 694,965
* Sajo Industries Co., Ltd. 3,194 129,588
* Sajodaerim Corp. 7,061 178,316
* Sajodongaone Co., Ltd. 57,203 42,801
* Saltlux , Inc. 1,164 25,109
#*Sam Chun Dang Pharm Co.,
Ltd. 2,114 705,695
#Sam-A Aluminum Co., Ltd. 4,422 105,066
* Sambu Engineering &
Construction Co., Ltd. 66,251 15,971
#Samchully Co., Ltd. 1,969 196,435
SAMHWA Paints Industrial
Co., Ltd. 21,250 102,751
#*Samil Pharmaceutical Co.,
Ltd. 22,008 153,356
*Samji Electronics Co., Ltd. 16,474 260,947
* Samjin Pharmaceutical Co.,
Ltd. 10,989 147,268
#*Sammok S-Form Co., Ltd. 9,647 132,433
#*SAMPYO Cement Co., Ltd. 84,898 495,445
Ω*Samsung Biologics Co., Ltd. 2,956 3,583,590
Samsung E&A Co., Ltd. 174,521 3,734,366
Samsung Electro-Mechanics
Co., Ltd. 40,938 7,935,044
Samsung Electronics Co., Ltd. 2,106,244 234,856,303
Samsung Electronics Co., Ltd.,
GDR 7,719 21,258,126
#*Samsung Episholdings Co.,
Ltd. 1,589 668,983
Samsung Fire & Marine
Insurance Co., Ltd. 25,134 8,748,183
*Samsung Heavy Industries
Co., Ltd. 174,843 3,577,273
Samsung Life Insurance Co.,
Ltd. 30,044 3,930,308
#*Samsung Pharmaceutical
Co., Ltd. 83,243 104,733
*Samsung SDI Co., Ltd. 32,421 8,784,348

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Samsung SDS Co., Ltd. 22,957 $ 2,760,773
Samsung Securities Co., Ltd. 76,782 4,832,881
*SAMT Co., Ltd. 105,638 337,595
#*Samwha Capacitor Co., Ltd. 9,933 218,065
#*Samwha Electric Co., Ltd. 3,626 137,291
Samyang Foods Co., Ltd. 4,614 3,782,493
* Samyoung Co., Ltd. 35,529 150,321
Sang-A Frontec Co., Ltd. 7,693 93,798
#*Sangsin Energy Display
Precision Co., Ltd. 14,359 151,830
Sanil Electric Co., Ltd. 880 90,176
Saramin Co., Ltd. 7,967 71,954
#*Satrec Initiative Co., Ltd. 1,473 201,087
#*SD Biosensor, Inc. 54,883 343,924
*SDN Co., Ltd. 13,189 10,088
#SeAH Besteel Holdings Corp. 15,456 781,712
SeAH Holdings Corp. 344 38,644
#SeAH Steel Corp. 2,562 215,191
SeAH Steel Holdings Corp. 1,918 181,220
* Sebo Manufacturing Engineer
Corp. 2,285 23,796
Seegene , Inc. 38,217 759,349
Segyung Hitech Co., Ltd. 18,343 63,972
#Sejin Heavy Industries Co.,
Ltd. 15,845 213,336
*SEMCNS Co., Ltd. 12,292 81,127
#*Seobu T&D 71,445 873,084
* Seohan Co., Ltd. 107,977 66,839
#*Seojin System Co., Ltd. 49,771 1,319,136
*Seoul Auction Co., Ltd. 12,479 67,016
*Seoul Semiconductor Co.,
Ltd. 57,375 309,715
* Seoyon Co., Ltd. 26,596 196,966
#*Seoyon E-Hwa Co., Ltd. 35,492 371,588
*< Sewon E&C Co., Ltd., Class
A 10,159 642
#SFA Engineering Corp. 17,041 400,157
#*SFA Semicon Co., Ltd. 69,933 380,905
#*SG Co., Ltd., Class A 31,987 59,556
*SGC Energy Co., Ltd. 12,528 189,739
*Shin Heung Energy &
Electronics Co., Ltd. 61,628 279,154
Shinhan Financial Group Co.,
Ltd. 236,268 13,837,288
#Shinhan Financial Group Co.,
Ltd., Sponsored ADR 53,460 3,118,322
* Shinil Electronics Co., Ltd. 52,912 48,890
Shinsegae International, Inc. 18,578 157,333
Shinsegae , Inc. 11,589 2,572,381
#*Shinsung Delta Tech Co.,
Ltd. 12,366 684,709
* Shinsung E&G Co., Ltd. 61,512 76,067
#*Shinwon Corp. 120,586 117,955
#SHOWBOX Corp. 21,673 38,847
#*Silicon2 Co., Ltd. 27,893 1,027,045
SIMMTECH Co., Ltd. 8,859 372,356
#*SJG Sejong 10,646 78,547
#*SK Biopharmaceuticals Co.,
Ltd. 17,713 1,452,087
Shares Value
KOREA, REPUBLIC OF — (Continued)
*SK Bioscience Co., Ltd. 8,838 $ 311,301
#SK Discovery Co., Ltd. 11,821 475,501
#*SK Eternix Co., Ltd. 19,818 279,495
SK Gas, Ltd. 4,125 667,726
SK hynix , Inc. 310,306 195,962,313
Ω#*SK IE Technology Co., Ltd. 27,347 519,620
#SK Innovation Co., Ltd. 28,195 2,193,859
SK Networks Co., Ltd. 148,212 576,620
#*SK oceanplant Co., Ltd. 25,335 330,900
SK Securities Co., Ltd. 423,894 279,180
SK Telecom Co., Ltd. 18,325 922,997
#SK Telecom Co., Ltd., ADR 77,815 2,193,605
SK, Inc. 13,515 3,131,341
*SKC Co., Ltd. 2,354 191,506
#*SL Corp. 54,477 2,092,940
#*SM Entertainment Co., Ltd. 14,686 1,183,532
*SMEC Co., Ltd. 85,864 387,146
*SOCAR, Inc. 6,685 55,360
#*S-Oil Corp. 31,937 2,349,679
#Solid, Inc. 127,152 750,863
#*SOLUM Co., Ltd. 54,547 598,751
#*Solus Advanced Materials
Co., Ltd. 39,064 221,184
#Songwon Industrial Co., Ltd. 18,641 117,591
*SOOP Co., Ltd. 10,722 550,477
Soulbrain Co., Ltd. 4,069 1,380,927
Soulbrain Holdings Co., Ltd. 4,735 193,755
#*SPC Samlip Co., Ltd. 3,078 107,989
*SPG Co., Ltd. 4,271 456,060
*ST Pharm Co., Ltd. 7,781 862,754
* Straffic Co., Ltd. 38,255 96,608
#*Studio Dragon Corp. 17,031 583,318
*STX Engine Co., Ltd. 800 18,841
* Suheung Co., Ltd. 9,285 139,656
*Sun Kwang Co., Ltd. 4,782 70,431
*Sung Kwang Bend Co., Ltd. 36,596 830,109
* Sungchang Enterprise
Holdings, Ltd., Class A 8,916 8,567
* Sungeel Hitech Co., Ltd.,
Class A 2,583 127,050
* Sungshin Cement Co., Ltd. 33,680 230,243
#*Sungwoo Hitech Co., Ltd. 170,915 946,361
* Sunjin Co., Ltd. 30,621 239,326
SY Co., Ltd. 12,366 23,625
*SY Steel Tech, Inc. 13,086 31,547
*Synergy Innovation Co., Ltd. 49,502 81,850
#*Synopex, Inc. 93,432 497,214
#*Systems Technology, Inc. 16,285 429,357
#T&L Co., Ltd. 5,786 221,085
Tae Kyung Industrial Co., Ltd. 7,078 23,062
#*Taewoong Co., Ltd. 24,050 512,111
* Taeyoung Engineering &
Construction Co., Ltd. 18,808 20,528
* Taihan Cable & Solution Co.,
Ltd. 17,473 356,889
*TCC Steel 10,167 120,854
* TechWing , Inc. 22,377 777,303
*Tego Science, Inc. 901 9,270
#*Telechips, Inc. 13,231 143,855

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*TEMC Co., Ltd. 1,652 $ 11,466
TES Co., Ltd. 8,786 440,704
* Theragen Etex Co., Ltd. 44,222 91,553
*TK Chemical Corp. 32,010 39,918
*TK Corp. 44,277 876,681
*TKG Huchems Co., Ltd. 30,418 422,648
#*TLB Co., Ltd. 6,967 288,961
Tokai Carbon Korea Co., Ltd. 5,396 892,211
* Tongyang Life Insurance Co.,
Ltd. 75,670 362,211
Tonymoly Co., Ltd. 10,251 63,312
Toptec Co., Ltd. 32,429 109,156
Tovis Co., Ltd. 26,549 287,734
#*TS Corp. 79,412 153,373
*TSE Co., Ltd. 1,612 87,689
* Tuksu Construction Co., Ltd. 17,055 78,320
#TYM Corp. 83,178 407,973
* UBCare Co., Ltd. 16,131 44,659
*Uni-Chem Co., Ltd. 55,441 45,450
#*Unid Co., Ltd. 8,974 498,140
#*Union Semiconductor
Equipment & Materials Co.,
Ltd. 37,523 299,527
* Uniquest Corp. 13,953 62,718
*Unison Co., Ltd. 45,460 31,551
* UniTest , Inc. 5,712 57,184
* Unitrontech Co., Ltd. 30,209 142,923
*Value Added Technology Co.,
Ltd. 4,851 69,594
*VICTEK Co., Ltd. 19,308 53,119
*< Vidente Co., Ltd. 249,319 107,910
* Vieworks Co., Ltd. 3,618 71,008
*Vina Tech Co., Ltd. 1,365 90,279
#*Vitzro Tech Co., Ltd. 25,906 194,376
#*Vitzrocell Co., Ltd. 30,728 448,303
*VM, Inc. 5,270 110,020
*VT Co., Ltd. 36,699 525,218
* Webcash Corp. 9,832 69,331
* Wemade Co., Ltd. 8,780 199,157
* Whanin Pharmaceutical Co.,
Ltd. 11,973 89,086
#*Won Ik Corp. 13,559 131,973
*Won Tech Co., Ltd. 47,876 339,928
#*WONIK IPS Co., Ltd. 24,555 1,951,571
* Wonik Materials Co., Ltd. 15,012 418,738
*WONIK PNE Co., Ltd. 29,647 88,669
#*Wonik QnC Corp. 46,515 920,993
#Woojin, Inc. 26,974 490,045
* Wooree Bio Co., Ltd. 7,537 10,603
Woori Financial Group, Inc. 607,601 12,769,161
Woori Financial Group, Inc.,
ADR 11,270 699,642
#*Woori Technology, Inc. 69,464 435,779
* Woosu AMS Co., Ltd., Class
A 26,131 57,276
#*Worldex Industry & Trading
Co., Ltd. 20,637 371,334
Xexymix Corp. 22,077 80,676
*Y G-1 Co., Ltd. 27,178 169,367
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*YC Corp. 21,581 $ 295,813
*Y- entec Co., Ltd. 6,887 31,722
*Yest Co., Ltd. 3,935 59,323
#*YG Entertainment, Inc. 8,330 432,299
*YMT Co., Ltd. 10,724 83,742
* Youlchon Chemical Co., Ltd. 4,751 89,613
Youngone Holdings Co., Ltd. 7,846 1,128,333
Yuanta Securities Korea Co.,
Ltd. 113,478 364,227
* Yuhan Corp. 8,042 603,401
* Yungjin Pharmaceutical Co.,
Ltd. 43,628 57,922
* Yunsung F&C Co., Ltd. 1,520 38,597
#*Zeus Co., Ltd. 26,571 363,842
#Zinus, Inc. 21,057 184,033
TOTAL KOREA, REPUBLIC
OF 1,160,821,158
KUWAIT — (0.6%)
A'ayan Leasing & Investment
Co. KSCP 1,324,307 901,858
A'ayan Real Estate Co SAK 173,144 73,342
* Acico Industries Co. KSC 274,230 371,716
Al Ahli Bank of Kuwait KSCP 675,936 649,727
Al Arabiya Real Estate Co.
KSC 109,861 71,594
*Al Argan International Real
Estate Co. KSCP 74,661 24,157
<Al-Eid Food KSC 162,551 85,804
Ali Alghanim Sons Automotive
Co. KSCC 154,037 556,119
*<Arabi Group Holding KSC 64,164 15,053
Beyout Holding Co. KPSC 70,437 82,624
Boubyan Bank KSCP 111,531 246,393
Boursa Kuwait Securities Co.
KPSC 73,315 752,500
Burgan Bank SAK 1,007,540 653,309
Combined Group Contracting
Co. SAK 161,480 520,903
Commercial Real Estate Co.
KSC 1,280,962 863,992
Gulf Bank KSCP 2,002,210 2,250,774
Gulf Cables & Electrical
Industries Group Co. KSCP 131,080 858,491
Heavy Engineering & Ship
Building Co. KSCP 218,758 560,973
Humansoft Holding Co. KSC 106,070 914,504
*IFA Hotels & Resorts KPSC 104,044 290,876
Integrated Holding Co. KCSC 339,801 472,776
JTC Logistics Transportation &
Stevedoring Co. KSCP 70,670 99,477
Kuwait Finance House KSCP 4,922,978 12,961,115
Kuwait Insurance Co. SAK 9,153 18,193
Kuwait International Bank
KSCP 1,951,982 1,730,007
*Kuwait Real Estate Co. KSC 1,430,895 1,631,845
Kuwait Telecommunications
Co. 262,981 564,694
Mabanee Co. KPSC 359,286 1,176,548
* Manazel Holding Co. KSC 685,003 110,931

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KUWAIT — (Continued)
Mezzan Holding Co. KSCC 158,430 $ 525,003
Mobile Telecommunications
Co. KSCP 2,996,392 4,979,340
* Munshaat Real Estate
Projects Co. KSCP 191,191 140,169
National Bank of Kuwait SAKP 2,871,929 8,899,330
* Rasiyat Holding Co., Class A 64,491 77,120
*Real Estate Trade Centers
Co. Ksc 104,362 83,653
Salhia Real Estate Co. KSCP 431,555 548,408
Shamal Az-Zour Al- Oula for
the First Phase of Az-Zour
Power Plant KSC 654,307 307,006
*United Real Estate Co. SAKP 163,614 148,740
* Warba Bank KSCP 3,588,015 3,308,596
TOTAL KUWAIT 48,527,660
MALAYSIA — (1.3%)
#Able Global BHD 238,400 100,997
#Aeon Co. M BHD 1,086,500 341,771
#*AFFIN Bank BHD 740,913 503,716
Ajinomoto Malaysia BHD 37,100 128,372
Alliance Bank Malaysia BHD 1,054,875 1,399,542
Allianz Malaysia BHD 60,100 350,659
#AME Elite Consortium BHD 415,200 157,991
#AMMB Holdings BHD 1,401,000 2,292,352
Ancom Nylex BHD 552,559 130,360
#Aurelius Technologies BHD 399,000 73,383
Axiata Group BHD 2,795,500 1,631,063
Bank Islam Malaysia BHD 1,114,400 698,267
Batu Kawan BHD 10,000 49,112
*Berjaya Corp. BHD 2,752,436 188,523
#*Berjaya Land BHD, Class F 1,412,700 98,552
#Bermaz Auto BHD 732,200 154,167
#British American Tobacco
Malaysia BHD 96,600 114,195
#Bursa Malaysia BHD 470,500 1,078,975
*Cape Ems BHD 469,300 31,549
#Carlsberg Brewery Malaysia
BHD 141,100 628,543
CCK Consolidated Holdings
BHD 113,800 39,261
CELCOMDIGI BHD 818,800 677,140
*Chin Hin Group BHD 116,500 68,269
CIMB Group Holdings BHD 5,500,940 11,973,127
#Crescendo Corp. BHD 269,500 86,142
#CTOS Digital BHD 902,700 206,096
* Dagang NeXchange BHD 282,200 21,118
#Dayang Enterprise Holdings
BHD 1,295,900 588,448
#Dialog Group BHD 790,900 329,040
#DRB-Hicom BHD 1,194,600 327,288
#Duopharma Biotech BHD 344,794 119,829
Dutch Lady Milk Industries
BHD 18,000 150,685
DXN Holdings BHD 847,000 108,507
#*Eastern & Oriental BHD 1,207,000 225,049
Eco World Development
Group BHD 1,456,400 823,889
Shares Value
MALAYSIA — (Continued)
* Ecofirst Consolidated BHD 2,200 $ 184
#EG Industries BHD 245,600 70,403
* Ekovest BHD 2,802,500 184,843
* Ewi Capital BHD 386,300 21,559
Farm Fresh BHD 1,017,100 737,927
Formosa Prosonic Industries
BHD 112,000 32,674
#Fraser & Neave Holdings
BHD 52,300 474,441
#Frontken Corp. BHD 1,369,600 1,334,161
Gamuda BHD 2,857,509 3,204,006
Gas Malaysia BHD 260,200 304,293
*Genetec Technology BHD 404,400 26,673
#Genting BHD 1,171,000 849,584
#Genting Malaysia BHD 1,716,400 862,119
#Genting Plantations BHD 301,900 395,181
#*Greatech Technology BHD 741,400 331,016
#Guan Chong BHD 1,206,300 211,148
#HAP Seng Consolidated BHD 420,300 318,797
#Hap Seng Plantations
Holdings BHD 320,300 185,257
Harn Len Corp. BHD 38,800 6,053
* Hartalega Holdings BHD 1,950,700 455,262
Heineken Malaysia BHD 72,500 440,297
Hextar Global BHD 197,400 42,064
#Hiap Teck Venture BHD 1,859,700 127,377
Hibiscus Petroleum BHD 906,500 356,437
#Hong Leong Bank BHD 32,400 212,055
Hong Leong Financial Group
BHD 43,500 246,522
#HSS Engineers BHD 539,800 52,720
#Hume Cement Industries
BHD 44,100 40,162
Hup Seng Industries BHD 289,100 76,272
*IGB BHD 1,200 1,087
IHH Healthcare BHD 278,800 633,701
IJM Corp. BHD 1,213,300 824,872
#Inari Amertron BHD 1,045,400 426,965
#IOI Corp. BHD 596,800 604,067
IOI Properties Group BHD 673,700 545,181
ITMAX SYSTEM BHD 14,100 18,206
JAKS Resources BHD 1,428,600 36,241
#Jaya Tiasa Holdings BHD 1,083,700 288,657
*JCY International BHD 259,500 25,344
#Karex BHD, Class F 64,000 10,228
#Kelington Group BHD 516,900 692,347
#Kenanga Investment Bank
BHD 908,600 198,223
Kerjaya Prospek Group BHD 320,200 220,127
Kim Loong Resources BHD 203,600 123,957
#Kossan Rubber Industries
BHD 1,576,000 403,795
#KPJ Healthcare BHD 1,248,000 876,956
Kretam Holdings BHD 1,500 263
#KSL Holdings BHD 556,428 431,930
Kuala Lumpur Kepong BHD 199,900 988,851
Kumpulan Fima BHD 35,900 23,405
#Lagenda Properties BHD 683,800 260,198
#LBS Bina Group BHD 1,355,700 139,284

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
#Leong Hup International BHD 1,848,800 $ 370,511
#Lianson Fleet Group BHD 8,400 4,326
Ω*Lotte Chemical Titan
Holding BHD 593,600 57,975
LPI Capital BHD 137,200 526,247
#Magnum BHD 957,300 320,557
Mah Sing Group BHD 1,758,200 512,920
#Malakoff Corp. BHD 1,369,900 271,061
Malayan Banking BHD 2,069,584 6,195,102
Malayan Cement BHD 287,900 584,272
#Malayan Flour Mills BHD 994,800 158,986
Malaysia Smelting Corp. BHD 594,800 288,196
Malaysian Pacific Industries
BHD 10,600 86,048
#Malaysian Resources Corp.
BHD 2,945,600 261,532
#Matrix Concepts Holdings
BHD 1,668,350 605,211
Maxis BHD 852,800 826,407
#MBSB BHD 3,615,500 669,537
Mega First Corp. BHD 663,100 546,696
Mi Technovation BHD 124,600 99,250
MISC BHD 450,000 913,242
#MKH BHD 282,400 73,072
MNRB Holdings BHD 563,200 370,037
Ω#MR DIY Group M BHD 1,594,800 740,356
Muhibbah Engineering M BHD 770,100 106,470
Nestle Malaysia BHD 23,900 679,046
*NEXG BHD 1,275,500 95,452
#OCK Group BHD 1,053,100 100,181
Padini Holdings BHD 455,500 225,323
Panasonic Manufacturing
Malaysia BHD, Class A 27,200 50,163
Pantech Group Holdings BHD 485,100 80,604
#Paramount Corp. BHD 338,800 90,243
Pecca Group BHD 275,800 117,540
#Perak Transit BHD 1,283,700 86,296
Petron Malaysia Refining &
Marketing BHD 71,300 74,700
#Petronas Chemicals Group
BHD 853,100 699,014
#Petronas Dagangan BHD 119,100 640,517
#Petronas Gas BHD 138,500 645,771
Plenitude BHD 43,500 20,856
*PMB Technology BHD 45,800 16,150
Power Root BHD 112,200 34,440
PPB Group BHD 350,800 1,005,591
Press Metal Aluminium
Holdings BHD 854,800 1,639,342
Public Bank BHD 5,203,100 6,427,980
#QL Resources BHD 812,400 828,475
#*Ranhill Utilities BHD 424,311 185,138
RGB International BHD 784,500 51,743
RHB Bank BHD 1,567,192 3,359,404
#Sam Engineering &
Equipment M BHD 32,875 29,189
#Sarawak Oil Palms BHD 410,150 398,497
Sarawak Plantation BHD 1,600 1,404
#Scientex BHD 764,000 748,107
Shares Value
MALAYSIA — (Continued)
SD Guthrie BHD 780,700 $ 1,156,593
Sime Darby BHD 2,358,500 1,292,329
#Sime Darby Property BHD 2,397,800 912,405
#SKP Resources BHD 2,002,500 307,334
#*Solarvest Holdings BHD 313,100 200,155
Southern Cable Group BHD 62,900 33,030
SP Setia BHD Group 3,415,900 853,542
#Sports Toto BHD 717,831 236,728
#Sunway BHD 715,600 1,045,626
#Sunway Construction Group
BHD 229,100 344,057
Syarikat Takaful Malaysia
Keluarga BHD 485,300 427,192
Ta Ann Holdings BHD 373,200 439,282
Taliworks Corp. BHD 253,500 30,225
Telekom Malaysia BHD 549,230 1,100,689
#Tenaga Nasional BHD 712,600 2,519,950
#Teo Seng Capital BHD 352,500 96,575
Thong Guan Industries BHD 206,500 60,766
TIME dotCom BHD 315,900 478,418
#Top Glove Corp. BHD 5,792,200 896,307
#*Tropicana Corp. BHD 512,900 153,532
*TSH Resources BHD 1,185,900 370,030
#Uchi Technologies BHD 272,300 210,684
#UEM Sunrise BHD 1,953,900 324,659
Unisem M BHD 316,100 252,591
#United Plantations BHD 106,950 820,438
#UOA Development BHD 448,400 212,711
*Uzma BHD, Class A 423,600 41,908
* Vantris Energy BHD 1,185 113
#Velesto Energy BHD 6,902,000 534,021
ViTrox Corp. BHD 120,100 132,530
#VS Industry BHD 4,966,581 529,164
#Wasco BHD 575,300 134,266
#*WCT Holdings BHD 1,503,700 225,059
#Wellcall Holdings BHD 329,600 110,368
#Westports Holdings BHD 465,444 721,426
#Yinson Holdings BHD 1,411,136 844,820
#YTL Corp. BHD 3,058,800 1,613,979
YTL Power International BHD 938,960 769,366
Zetrix Ai BHD 9,417,386 1,923,134
TOTAL MALAYSIA 100,544,528
MEXICO — (1.6%)
#*Alpek SAB de CV, Class A 356,609 186,661
Alsea SAB de CV 230,466 709,055
America Movil SAB de CV,
ADR 439,546 9,098,602
America Movil SAB de CV,
Class B 1,284,680 1,333,781
#Arca Continental SAB de CV 239,732 2,721,671
*Axtel SAB de CV 534,374 86,562
ΩBanco del Bajio SA 1,538,643 4,553,752
#Becle SAB de CV 145,049 153,686
Bolsa Mexicana de Valores
SAB de CV 417,793 844,160
Cemex SAB de CV,
Preference 64,847 81,045

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
MEXICO — (Continued)
Cemex SAB de CV,
Sponsored ADR 847,631 $ 10,578,435
*Cia Minera Autlan SAB de
CV, Class B 38,559 16,960
Coca-Cola Femsa SAB de CV 36,142 380,817
#Coca-Cola Femsa SAB de
CV, Sponsored ADR 16,045 1,673,333
Consorcio ARA SAB de CV 142,400 32,261
* Controladora Vuela Cia de
Aviacion SAB de CV, Class A 157,380 153,506
Corp Inmobiliaria Vesta SAB
de CV 718,565 2,238,499
Corp Inmobiliaria Vesta SAB
de CV, ADR 1,570 48,576
Corporativo Fragua SAB de
CV, Class H 242 7,394
El Puerto de Liverpool SAB
de CV 77,630 468,948
Fomento Economico Mexicano
SAB de CV 106,137 1,116,008
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 9,835 1,026,381
GCC SAB de CV 219,388 2,391,679
Genomma Lab Internacional
SAB de CV, Class B 1,142,896 1,102,904
Gentera SAB de CV 2,159,682 6,069,320
Gruma SAB de CV, Class B 166,443 3,019,424
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 147,346 2,160,457
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 15,718 1,838,377
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 26,426 7,264,772
#Grupo Aeroportuario del
Sureste SAB de CV, Class B 4,235 147,606
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 8,163 2,817,296
#Grupo Bimbo SAB de CV,
Class A 347,086 1,214,511
Grupo Carso SAB de CV 153,127 1,050,183
Grupo Comercial Chedraui SA
de CV 215,330 1,489,199
Grupo Financiero Banorte SAB
de CV, Class O 1,007,527 11,475,016
Grupo Financiero Inbursa SAB
de CV, Class O 884,319 2,228,767
Grupo Herdez SAB de CV 127,732 544,004
*Grupo Industrial Saltillo SAB
de CV 25,377 19,164
Grupo Mexico SAB de CV,
Class B 1,255,461 14,044,054
*Grupo Nutrisa SAB de CV 127,732 33,061
#*Grupo Rotoplas SAB de CV 55,884 37,950
Grupo Televisa SAB 188,301 124,289
* Industrias Penoles SAB de
CV 144,296 8,424,684
Shares Value
MEXICO — (Continued)
Kimberly-Clark de Mexico SAB
de CV, Class A 1,004,979 $ 2,242,620
KUO SAB De CV, Class B 100 346
La Comer SAB de CV 413,620 895,577
Megacable Holdings SAB de
CV 883,504 3,114,954
*Minera Frisco SAB de CV 4,300 3,297
Ω* Nemak SAB de CV 975,833 191,263
* Ollamani SAB, Class A 10,583 45,872
Operadora De Sites
Mexicanos SAB de CV, Class
A 177,235 166,027
* Orbia Advance Corp. SAB
de CV 843,220 899,752
Organizacion Soriana SAB de
CV, Class B 300 619
* Promotora de Hoteles Norte
19 SAB De CV, Class L 16,200 5,902
Promotora y Operadora de
Infraestructura SAB de CV 194,333 3,061,246
#Promotora y Operadora de
Infraestructura SAB de CV,
Class L 35 424
#Qualitas Controladora SAB
de CV 324,343 3,047,669
Regional SAB de CV 508,350 4,570,960
*Vista Energy SAB de CV,
Sponsored ADR 6,236 377,216
Wal-Mart de Mexico SAB de
CV 1,036,040 3,312,318
TOTAL MEXICO 126,942,872
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 1,755 19,323
Credicorp , Ltd. 15,915 5,678,949
Intercorp Financial Services,
Inc. 2,415 118,287
TOTAL PERU 5,816,559
PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc. 616,070 332,725
Aboitiz Power Corp. 384,700 280,943
ACEN Corp. 7,799,000 351,005
Alliance Global Group, Inc. 1,988,000 251,199
Apex Mining Co., Inc. 3,219,000 830,985
Asia United Bank Corp. 24,460 17,531
Ayala Corp. 72,280 621,151
Ayala Land, Inc. 2,556,800 922,750
Bank of the Philippine Islands 478,364 1,007,416
BDO Unibank, Inc. 1,648,878 3,780,514
Bloomberry Resorts Corp. 3,276,000 159,125
*Cebu Air, Inc., Class A 281,500 155,617
Century Pacific Food, Inc. 842,400 544,379
China Banking Corp. 486,170 528,441
Converge Information and
Communications Technology
Solutions, Inc. 2,270,300 597,645
D&L Industries, Inc. 2,134,300 144,992
DigiPlus Interactive Corp. 1,182,700 263,534

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
PHILIPPINES — (Continued)
*DITO CME Holdings Corp. 545,000 $ 6,294
DMCI Holdings, Inc. 3,063,600 561,933
* DoubleDragon Corp. 566,100 97,106
East West Banking Corp. 475,400 99,633
Emperador, Inc. 99,800 26,204
First Philippine Holdings Corp. 8,720 11,403
Ginebra San Miguel, Inc.,
Class A 28,810 142,385
Globe Telecom, Inc. 19,920 531,489
GT Capital Holdings, Inc. 71,810 817,124
International Container
Terminal Services, Inc. 420,880 4,589,040
JG Summit Holdings, Inc. 1,230,070 580,769
Jollibee Foods Corp. 172,930 602,078
Keepers Holdings, Inc. (The),
Class A 1,477,000 57,444
LT Group, Inc. 1,737,000 470,827
Manila Electric Co. 56,810 569,253
Manila Water Co., Inc. 877,100 604,789
Megaworld Corp. 9,588,000 358,244
Metropolitan Bank & Trust Co. 763,790 946,946
ΩMonde Nissin Corp. 1,135,000 109,875
Nickel Asia Corp. 3,293,000 301,446
Petron Corp. 853,000 39,115
Philex Mining Corp. 1,775,900 349,868
Philippine National Bank 355,380 386,279
Philippine Seven Corp. 56,660 33,199
PLDT, Inc. 32,180 732,351
PLDT, Inc., Sponsored ADR 11,049 249,266
Puregold Price Club, Inc. 1,159,300 704,867
Rizal Commercial Banking
Corp. 3,700 1,583
Robinsons Land Corp. 1,663,700 511,425
Robinsons Retail Holdings,
Inc. 400,240 251,168
San Miguel Corp. 343,620 467,455
Security Bank Corp. 311,360 343,984
Semirara Mining & Power
Corp., Class A 816,700 441,081
Shakey's Pizza Asia Ventures,
Inc. 4,200 478
SM Investments Corp. 14,650 174,166
SM Prime Holdings, Inc. 887,900 325,722
STI Education Systems
Holdings, Inc. 1,190,000 25,465
Synergy Grid & Development
Phils, Inc. 910,200 296,802
Union Bank of the Philippines 197,410 86,668
Universal Robina Corp. 466,350 562,340
Vista Land & Lifescapes , Inc.,
Class A 522,000 10,461
Wilcon Depot, Inc. 816,800 92,666
TOTAL PHILIPPINES 28,360,643
POLAND — (1.2%)
AB SA 12,700 427,362
*Action SA 12,076 110,128
#Agora SA 14,977 39,048
Alior Bank SA 143,326 4,705,459
Shares Value
POLAND — (Continued)
Ω*Allegro.eu SA 125,151 $ 1,034,092
AmRest Holdings SE 22,001 84,486
Apator SA 8,674 64,754
*Arctic Paper SA 26,057 59,905
ASBISc Enterprises PLC 24,385 266,167
Asseco Poland SA 50,801 3,111,541
Asseco South Eastern Europe
SA 6,453 136,675
Auto Partner SA 49,027 261,470
Bank Handlowy w Warszawie
SA 28,543 931,430
*Bank Millennium SA 390,934 1,901,414
*Bank Ochrony Srodowiska SA 5,707 16,428
Bank Polska Kasa Opieki SA 99,417 6,094,873
*Benefit Systems SA 1,607 1,744,986
BNPP Bank Polska SA 4,611 191,019
* Boryszew SA 55,015 89,608
Budimex SA 6,360 1,238,782
#*Bumech SA 2,651 19,378
#*CCC SA 47,180 1,571,622
CD Projekt SA 12,238 899,072
* Celon Pharma SA 7,845 48,361
#*Cognor Holding SA 124,142 177,629
#Cyber Folks SA 7,648 445,512
#*Cyfrowy Polsat SA 267,205 1,010,609
#*Datawalk SA 3,041 146,187
Develia SA 379,382 1,003,074
Ω*Dino Polska SA 166,866 1,772,776
Dom Development SA 7,276 553,465
Echo Investment SA 256 377
#Elektrotim SA 4,969 69,483
Enea SA 449,646 2,797,294
Erbud SA 16 133
#*Eurocash SA 109,055 210,009
* Fabryki Mebli Forte SA 12 84
Ferro SA, Class A 10,395 89,948
*Globe Trade Centre SA 60 50
#*Grupa Azoty SA 61,401 308,537
#Grupa Kety SA 9,807 2,828,662
Grupa Pracuj SA 2,956 40,123
Ω*HUUUGE, Inc. 18,064 128,469
#ING Bank Slaski SA 12,610 1,383,539
#Inter Cars SA 4,362 782,023
*KGHM Polska Miedz SA 75,428 7,083,473
LPP SA 521 2,894,977
* Lubawa SA 16,786 40,679
* Lubelski Wegiel Bogdanka SA 14,809 88,988
*mBank SA 10,754 3,156,546
Mirbud SA 69,388 257,629
#Mo-BRUK SA 2,650 269,770
#*Mostostal Zabrze SA 49,455 90,481
Neuca SA 1,144 256,210
NEWAG SA 389 13,706
Orange Polska SA 546,359 1,779,044
ORLEN SA 344,615 10,520,631
PCC Rokita SA, Class B 2,744 56,256
Pepco Group NV 111,566 916,164

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
POLAND — (Continued)
*PGE Polska Grupa
Energetyczna SA 1,448,221 $ 4,111,623
*PKP Cargo SA 52,910 204,677
PlayWay SA 1,437 113,778
* Polimex-Mostostal SA 40,603 96,675
Powszechna Kasa
Oszczednosci Bank Polski SA 306,211 8,016,462
Powszechny Zaklad
Ubezpieczen SA 256,275 5,078,613
Rainbow Tours SA 580 25,077
Santander Bank Polska SA 9,684 1,531,323
Synektik SA 6,024 502,518
*Tauron Polska Energia SA 1,561,172 4,851,692
TEN Square Games SA 4,808 155,810
Torpol SA 16,220 267,860
*Toya SA 8,568 23,647
Unimot SA, Class F 3,871 148,651
Votum SA 10,889 147,646
Voxel SA 316 12,331
*VRG SA 42,352 59,641
#Warsaw Stock Exchange 11,583 232,882
#Wirtualna Polska Holding SA 4,063 70,889
ΩXTB SA 81,771 1,960,830
* Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 4,237 93,334
* Zespol Elektrowni Patnow
Adamow Konin SA, Class A 24,398 134,397
TOTAL POLAND 94,060,953
QATAR — (0.6%)
Aamal Co. 2,229,621 524,797
Ahli Bank QSC 59,820 63,040
Al Khaleej Takaful Group QSC 413,176 266,902
Al Meera Consumer Goods
Co. QSC 91,634 370,210
Al Rayan Bank 3,627,292 2,264,442
* Baladna 2,193,613 746,467
Barwa Real Estate Co. 2,184,249 1,641,936
Commercial Bank PSQC (The) 1,500,058 1,956,956
* Dlala Brokerage &
Investments Holding Co. QSC 200,967 51,829
Doha Bank QPSC 2,872,478 2,177,435
Doha Insurance Co. QSC 172,752 129,860
Dukhan Bank 314,361 307,713
* Estithmar Holding QPSC 1,481,662 1,639,961
Gulf International Services
QSC 2,462,094 1,889,341
Gulf Warehousing Co. 554,419 382,200
Industries Qatar QSC 64,228 224,384
Lesha Bank LLC 1,485,891 764,371
Mannai Corp. QSC 169,090 226,630
* Mazaya Real Estate
Development QPSC 1,211,311 193,624
Medicare Group 277,990 491,083
Mesaieed Petrochemical
Holding Co. 2,385,410 716,737
Nebras Energy 161,360 678,058
Ooredoo QPSC 559,859 2,183,465
Shares Value
QATAR — (Continued)
Qatar Aluminum Manufacturing
Co. 3,588,489 $ 1,858,800
Qatar Fuel QSC 223,589 951,834
Qatar Gas Transport Co., Ltd. 1,798,219 2,370,627
Qatar Industrial Manufacturing
Co. QSC 329,376 209,512
Qatar Insurance Co. SAQ 971,091 584,362
Qatar International Islamic
Bank QSC 297,591 932,577
Qatar Islamic Bank QPSC 244,928 1,681,736
Qatar Islamic Insurance Group 72,566 173,114
Qatar National Bank QPSC 3,026,268 16,457,046
Qatar National Cement Co.
QSC 422,474 331,968
QLM Life & Medical Insurance
Co. WLL 112,992 76,031
Salam International
Investment, Ltd. QSC 1,333,729 280,592
United Development Co. QSC 2,584,117 684,177
Vodafone Qatar PQSC 2,541,184 1,775,549
* Widam Food Co. 160,743 64,015
Zad Holding Co. 52,562 209,468
TOTAL QATAR 48,532,849
SAUDI ARABIA — (2.6%)
*ACWA Power Co. 11,563 577,426
Ades Holding Co. 441,426 2,263,210
*Advanced Building Industries
Co. 12,525 135,245
*Advanced Petrochemical Co. 114,929 796,080
Al Babtain Power &
Telecommunication Co. 108,751 2,029,640
Al Hammadi Holding 109,039 808,773
Al Hassan Ghazi Ibrahim
Shaker Co. 32,988 160,072
Al Jouf Agricultural
Development Co. 17,790 237,156
*Al Jouf Cement Co. 38,324 63,248
*Al Khaleej Training and
Education Co. 38,004 210,858
Al Masane Al Kobra Mining
Co. 44,458 1,384,460
Al Rajhi Bank 865,311 24,731,741
*Al Rajhi Co. for Co-operative
Insurance 11,066 245,177
Al Taiseer Group TALCO
Industrial Co. 12,103 113,198
Al Yamamah Steel Industries
Co. 31,330 317,084
Alamar Foods 5,148 60,337
Alandalus Property Co. 30,665 143,894
Alaseel Co. 223,614 220,591
Al- Dawaa Medical Services
Co. 56,426 771,011
Aldrees Petroleum and
Transport Services Co. 64,086 2,041,826
Al-Etihad Cooperative
Insurance Co. 29,538 64,026
Alinma Bank 789,741 5,996,700
AlJazira Takaful Ta'awuni Co. 36,480 118,660

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
AlKhorayef Water & Power
Technologies Co. 17,448 $ 575,909
*Allianz Saudi Fransi
Cooperative Insurance Co. 33,199 96,392
Almarai Co. JSC 309,014 3,633,326
Almawarid Manpower Co. 4,977 164,144
Almunajem Foods Co. 16,876 248,368
Alujain Corp. 53,628 373,753
* Anaam International Holding
Group Co. 14,578 47,341
Arab National Bank 370,442 2,251,867
*Arabia Insurance Cooperative
Co. 33,771 82,026
Arabian Cement Co. 69,680 404,997
ΩArabian Centres Co. 196,162 1,019,852
Arabian Drilling Co. 50,670 1,419,846
Arabian Internet &
Communications Services Co. 16,769 1,047,978
Arabian Pipes Co. 334,142 466,821
*Arabian Shield Cooperative
Insurance Co. 56,930 180,472
Arriyadh Development Co. 122,957 709,084
*ARTEX Industrial Investment
Co. 20,906 60,031
*Ash-Sharqiyah Development
Co. 13,572 51,709
Astra Industrial Group Co. 27,763 1,110,313
Ataa Educational Co. 8,048 119,410
*BAAN Holding Group Co. 205,861 109,223
Banan Real Estate Co. 9,594 10,129
Bank AlBilad 522,656 3,703,894
*Bank Al-Jazira 762,063 2,545,831
Banque Saudi Fransi 613,449 2,952,184
Basic Chemical Industries, Ltd. 15,018 105,307
*Bawan Co. 47,816 622,129
BinDawood Holding Co. 359,983 474,129
Bupa Arabia for Cooperative
Insurance Co. 32,479 1,428,809
Catrion Catering Holding Co. 45,190 976,524
*Chubb Arabia Cooperative
Insurance Co. 20,101 123,156
City Cement Co. 100,589 363,126
Co. for Cooperative Insurance
(The) 62,772 2,292,842
Dallah Healthcare Co. 23,371 772,657
*Dar Al Arkan Real Estate
Development Co. 810,014 4,021,239
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 1,178 11,137
Dr. Sulaiman Al Habib Medical
Services Group Co. 41,985 2,928,327
East Pipes Integrated Co. for
Industry 23,327 946,588
Eastern Province Cement Co. 72,401 472,546
Electrical Industries Co. 975,982 3,559,718
Elm Co. 5,861 1,212,610
*Emaar Economic City 213,289 560,135
Etihad Etisalat Co. 534,035 10,023,746
Etihad GO Telecom Co. 24,952 619,359
Shares Value
SAUDI ARABIA — (Continued)
*Fawaz Abdulaziz Al Hokair
& Co. 85,767 $ 395,369
First Milling Co. 30,387 409,135
Fitaihi Holding Group 69,136 54,008
Gulf Insurance Group 38,338 247,157
*Gulf Union Cooperative
Insurance Co. 30,714 91,634
*Halwani Brothers Co. 6,174 55,967
* Herfy Food Services Co. 21,475 91,037
Jamjoom Pharmaceuticals
Factory Co. 8,602 321,540
Jarir Marketing Co. 289,160 1,100,145
* Jazan Development and
Investment Co. 12,249 28,641
* L'Azurde Co. for Jewelry 42,265 134,096
Leejam Sports Co. JSC 23,727 641,458
* Liva Insurance Co., Class H 35,083 109,345
*Lumi Rental Co. 36,948 471,664
Maharah Human Resources
Co. 177,373 281,379
* Malath Cooperative Insurance
Co. 10,579 27,980
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 110,721 398,816
Middle East Healthcare Co. 106,672 1,010,778
*Middle East Paper Co. 120,469 665,507
Middle East Pharmaceutical
Co. 777 23,140
Middle East Specialized
Cables Co. 54,003 329,285
Mobile Telecommunications
Co. Saudi Arabia 886,515 2,590,504
Modern Mills Co. 1,473 11,201
Mouwasat Medical Services
Co. 44,574 827,139
Nahdi Medical Co. 22,083 580,233
*Najran Cement Co. 73,725 131,501
*Nama Chemicals Co. 10,225 62,075
*National Agriculture
Development Co. (The) 202,078 1,065,695
National Co. for Glass
Industries (The) 21,315 209,018
National Co. for Learning &
Education 8,014 275,203
National Gas &
Industrialization Co. 15,940 378,239
*National Gypsum 7,633 31,442
*National Industrialization Co. 485,446 1,206,270
National Medical Care Co. 21,406 904,591
*National Metal Manufacturing
& Casting Co., Class A 22,420 84,283
Northern Region Cement Co. 98,542 186,013
*Perfect Presentation For
Commercial Services Co. 5,081 10,526
*Power & Water Utility Co. for
Jubail & Yanbu 70,463 609,062
Qassim Cement Co. (The) 71,170 812,135

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*Rabigh Refining &
Petrochemical Co. 283,815 $ 539,526
*Red Sea International Co. 20,532 148,131
Retal Urban Development Co.,
Class A 178,854 606,560
Riyad Bank 761,887 5,708,008
Riyadh Cables Group Co. 20,305 707,565
Riyadh Cement Co. 82,750 547,151
SABIC Agri-Nutrients Co. 125,120 4,169,888
Sahara International
Petrochemical Co. 191,635 782,747
SAL Saudi Logistics Services 4,876 234,394
*Saudi Arabian Amiantit Co. 38,692 165,055
*Saudi Arabian Mining Co. 302,190 6,227,981
ΩSaudi Arabian Oil Co. 2,348,242 16,152,890
Saudi Aramco Base Oil Co. 31,358 875,352
*Saudi Automotive Services
Co. 44,754 612,121
Saudi Awwal Bank 422,572 4,019,881
Saudi Basic Industries Corp. 42,113 638,314
Saudi Cement Co. 122,807 1,180,037
Saudi Ceramic Co. 100,125 742,121
Saudi Chemical Co. Holding 1,037,990 2,119,872
*Saudi Co. For Hardware
CJSC 20,425 140,934
*Saudi Darb Investment Co. 93,543 59,108
Saudi Electricity Co. 291,294 1,118,360
Saudi Ground Services Co. 64,482 635,760
Saudi Industrial Investment
Group 200,476 668,663
Saudi Investment Bank (The) 329,970 1,231,658
*Saudi Kayan Petrochemical
Co. 1,354,123 1,769,057
*Saudi Marketing Co. 21,275 79,639
Saudi National Bank (The) 1,114,008 13,324,019
*Saudi Paper Manufacturing
Co. 17,637 265,681
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 71,255 524,719
*Saudi Printing & Packaging
Co. 5,663 12,562
*Saudi Public Transport Co. 149,738 401,223
*Saudi Real Estate Co. 73,435 283,308
*Saudi Reinsurance Co. 130,414 970,099
*Saudi Research & Media
Group 17,608 562,412
Saudi Steel Pipe Co. 30,801 337,680
Saudi Tadawul Group Holding
Co. 6,798 291,263
Saudi Telecom Co. 1,130,962 13,388,091
Saudia Dairy & Foodstuff Co. 15,239 982,427
* Savola Group (The) 56,457 358,699
Scientific & Medical Equipment
House Co. 14,677 127,255
* Seera Group Holding 339,085 2,422,875
* Sinad Holding Co. 67,775 162,268
Southern Province Cement Co. 80,395 491,497
Sumou Real Estate Co. 18,454 162,463
Shares Value
SAUDI ARABIA — (Continued)
Sustained Infrastructure
Holding Co. 78,681 $ 600,801
Tabuk Cement Co. 42,699 102,231
* Takween Advanced Industries
Co. 27,503 46,196
Tanmiah Food Co. 8,233 132,801
Theeb Rent A Car Co. 59,022 556,120
*Umm Al- Qura Cement Co. 33,631 116,476
United Electronics Co. 47,110 1,104,680
United International
Transportation Co. 82,540 1,332,497
United Wire Factories Co. 12,566 67,509
* Wafrah for Industry and
Development 9,743 58,993
*Walaa Cooperative Insurance
Co. 66,646 200,789
*Wataniya Insurance Co. 27,195 97,884
Yamama Cement Co. 139,659 1,000,889
Yanbu Cement Co. 38,947 162,093
Yanbu National Petrochemical
Co. 110,744 797,208
Zahrat Al Waha For Trading
Co. 70,164 48,264
TOTAL SAUDI ARABIA 208,627,353
SOUTH AFRICA — (3.4%)
Absa Group, Ltd. 694,637 11,032,330
Advtech , Ltd. 538,417 1,317,716
AECI, Ltd. 208,839 1,238,124
African Rainbow Minerals, Ltd. 72,570 1,085,643
Afrimat , Ltd. 127,243 337,596
Alexander Forbes Group
Holdings, Ltd. 9,907 5,282
Altron, Ltd., Class A 128,746 155,499
Anglogold Ashanti PLC 1,362 130,840
Anglogold Ashanti PLC 109,143 10,136,110
Argent Industrial, Ltd. 12,049 24,951
Astral Foods, Ltd. 75,519 1,289,297
AVI, Ltd. 356,957 2,392,697
Bell Equipment, Ltd. 14,090 34,334
Bid Corp., Ltd. 160,345 4,042,244
Bidvest Group, Ltd. 247,857 3,625,087
#*Blu Label Unlimited Group,
Ltd. 798,406 476,928
Capitec Bank Holdings, Ltd. 19,397 5,262,704
Cashbuild, Ltd., Class A 7,099 64,184
City Lodge Hotels, Ltd. 323,490 99,241
Clicks Group, Ltd. 189,723 3,850,416
Coronation Fund Managers,
Ltd. 266,590 841,452
DataTec , Ltd. 438,274 2,098,249
Ω#Dis-Chem Pharmacies, Ltd. 567,939 1,283,728
Discovery, Ltd. 257,963 3,783,350
DRDGOLD, Ltd. 242,259 800,607
DRDGOLD, Ltd., ADR 19,308 614,381
Famous Brands, Ltd. 70,276 254,155
FirstRand, Ltd. 2,034,885 11,741,746
Foschini Group, Ltd. 375,995 1,979,439
Gold Fields, Ltd. 3,094 163,928

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
#Gold Fields, Ltd., Sponsored
ADR 490,536 $ 24,585,664
Grindrod, Ltd. 940,843 1,010,215
Harmony Gold Mining Co., Ltd. 148,493 3,367,724
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 406,403 8,672,640
Hudaco Industries, Ltd. 39,817 505,263
Impala Platinum Holdings, Ltd. 323,909 6,382,244
Investec, Ltd. 198,301 1,625,357
Invicta Holdings, Ltd. 144 323
* iOCO , Ltd. 374,672 104,663
#Italtile, Ltd. 407,446 254,312
JSE, Ltd. 79,454 735,064
*KAP, Ltd. 2,168,630 301,546
Kumba Iron Ore, Ltd. 84,469 1,896,109
Lewis Group, Ltd. 68,469 409,853
Life Healthcare Group
Holdings, Ltd. 1,851,750 1,283,957
Merafe Resources, Ltd. 1,408,571 100,126
* Metair Investments, Ltd.,
Class H 80,092 23,222
Momentum Group, Ltd. 2,496,263 5,863,397
Motus Holdings, Ltd. 308,058 2,448,521
Mpact , Ltd. 292 404
Mr. Price Group, Ltd. 306,579 3,412,275
MTN Group, Ltd. 1,192,569 13,454,186
*Nampak, Ltd. 8,552 277,290
Nedbank Group, Ltd. 489,709 8,102,222
*NEPI Rockcastle NV 318,907 2,935,436
Netcare, Ltd. 2,270,929 2,194,818
Ninety One, Ltd. 262,012 902,808
Northam Platinum Holdings,
Ltd. 398,740 9,865,629
Oceana Group, Ltd. 120,635 406,191
Old Mutual, Ltd. 7,758,688 7,547,032
Omnia Holdings, Ltd. 288,087 1,518,441
OUTsurance Group, Ltd. 394,029 1,754,489
ΩPepkor Holdings, Ltd. 3,387,974 5,593,986
*Pick n Pay Stores, Ltd. 807,516 1,211,966
PPC, Ltd. 2,248,769 859,545
Premier Group, Ltd. 15,623 173,400
PSG Financial Services, Ltd. 602,073 1,030,141
*Purple Group, Ltd. 181,320 24,986
Rainbow Chicken 404 145
Raubex Group, Ltd. 304,782 983,284
RCL Foods, Ltd. 404 243
Reunert , Ltd. 239,983 923,271
RFG Holdings, Ltd. 65,089 103,452
Sanlam, Ltd. 1,173,981 7,393,427
Santam , Ltd. 48,671 1,305,885
Sappi, Ltd. 418,882 468,573
*Sasol, Ltd. 275,611 1,963,777
Shoprite Holdings, Ltd. 313,850 5,213,775
*Sibanye Stillwater, Ltd. 2,751,890 12,659,981
*Sibanye Stillwater, Ltd., ADR 153,878 2,597,461
Southern Sun, Ltd. 1,035,971 655,657
*SPAR Group, Ltd. (The) 240,490 1,329,499
Spur Corp., Ltd. 23,008 58,318
Stadio Holdings, Ltd. 130,897 99,576
Shares Value
SOUTH AFRICA — (Continued)
Standard Bank Group, Ltd. 800,937 $ 14,919,028
Sun International, Ltd. 311,111 834,156
#Super Group, Ltd. 671,141 726,485
Telkom SA SOC, Ltd. 713,956 2,631,009
#Thungela Resources, Ltd. 197,088 1,229,043
Tiger Brands, Ltd. 200,966 4,229,214
Truworths International, Ltd. 381,472 1,429,554
Tsogo Sun, Ltd. 168,275 83,626
Valterra Platinum, Ltd. 68,956 6,535,502
Vodacom Group, Ltd. 444,389 4,171,922
We Buy Cars Holdings, Ltd. 157,480 451,009
Wilson Bayly Holmes- Ovcon ,
Ltd. 62,871 682,124
Woolworths Holdings, Ltd. 933,146 3,151,313
Zeda , Ltd. 310,446 266,553
TOTAL SOUTH AFRICA 268,094,565
TAIWAN — (21.0%)
#104 Corp. 15,000 105,577
91APP, Inc. 90,000 189,323
#ABC Taiwan Electronics
Corp. 294,950 282,578
#Ability Enterprise Co., Ltd. 356,735 965,803
Ability Opto-Electronics
Technology Co., Ltd. 15,000 51,954
Ablerex Electronics Co., Ltd. 17,000 34,357
Abnova Corp. 31,000 25,759
AcBel Polytech, Inc. 1,754,723 2,776,778
Accton Technology Corp. 277,000 9,814,268
Ace Pillar Co., Ltd. 7,000 19,663
Acer Cyber Security, Inc. 16,736 86,685
Acer E-Enabling Service
Business, Inc. 17,000 111,011
#Acer, Inc. 1,298,000 1,035,265
#ACES Electronic Co., Ltd. 429,000 880,629
*Acme Electronics Corp. 97,000 86,150
* Acon Holding, Inc. 461,000 104,446
#Acter Group Corp., Ltd. 114,000 2,282,174
Action Electronics Co., Ltd. 224,000 75,094
#Actron Technology Corp. 98,968 405,684
#ADATA Technology Co., Ltd. 728,343 8,412,859
Addcn Technology Co., Ltd. 48,893 257,127
#*Adimmune Corp. 441,000 266,954
Adlink Technology, Inc. 90,000 177,598
#Advanced Ceramic X Corp. 33,000 162,011
#Advanced Energy Solution
Holding Co., Ltd. 30,000 1,077,216
#Advanced International
Multitech Co., Ltd. 199,000 447,070
*Advanced Optoelectronic
Technology, Inc. 145,000 76,486
#Advanced Power Electronics
Corp. 159,000 467,350
#Advanced Wireless
Semiconductor Co. 123,000 437,750
Advancetek Enterprise Co.,
Ltd. 243,000 230,105
Advantech Co., Ltd. 248,896 2,368,743
#Aero Win Technology Corp. 48,000 61,621

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Aerospace Industrial
Development Corp. 155,000 $ 262,027
#AIC, Inc. 38,337 460,483
#Airoha Technology Corp. 45,000 621,306
Airtac International Group 90,000 3,260,248
Alchip Technologies, Ltd. 41,000 4,071,338
#Alexander Marine Co., Ltd. 11,544 67,679
* Algoltek , Inc. 39,000 61,778
*ALI Corp. 35,400 29,134
All Ring Tech Co., Ltd., Class
A 43,313 523,004
#Allied Supreme Corp. 61,000 472,958
Allis Electric Co., Ltd. 180,448 708,145
Alltek Technology Corp. 268,000 282,733
#Alltop Technology Co., Ltd. 72,000 569,685
Alpha Networks, Inc. 348,000 364,919
#Altek Corp. 1,021,624 1,269,320
#Amazing Microelectronic
Corp. 97,443 260,715
AMPACS Corp. 134,000 118,160
Ampak Technology, Inc. 59,000 117,550
Ampire Co., Ltd. 120,000 101,430
#Ample Electronic Technology
Co., Ltd. 30,450 173,198
AMPOC Far-East Co., Ltd. 111,884 387,523
AmTRAN Technology Co., Ltd. 581,294 374,969
* Amulaire Thermal
Technology, Inc. 56,000 56,943
#Analog Integrations Corp. 17,000 127,757
#*Anderson Industrial Corp. 431,000 381,422
#*Anji Technology Co., Ltd. 160,037 174,429
Anpec Electronics Corp. 68,000 560,725
Aopen , Inc. 35,000 57,054
Apac Opto Electronics, Inc. 40,000 91,643
#Apacer Technology, Inc. 248,000 973,244
#APAQ Technology Co., Ltd. 30,000 156,816
Apex Biotechnology Corp. 85,000 78,734
#Apex Dynamics, Inc. 9,000 221,354
#*Apex International Co., Ltd. 529,641 538,561
Apex Science & Engineering 145,370 52,891
ARBOR Technology Corp. 68,000 89,673
Arcadyan Technology Corp. 248,000 1,414,554
Ardentec Corp. 1,201,000 6,087,051
Ares International Corp. 19,000 30,671
#Argosy Research, Inc. 94,000 467,461
#Arizon RFID Technology
Cayman Co., Ltd. 29,000 99,523
ASE Technology Holding Co.,
Ltd. 1,758,000 16,591,230
#ASE Technology Holding Co.,
Ltd., ADR 206,500 3,919,370
#Asia Electronic Material Co.,
Ltd. 44,000 52,081
Asia Metal Industries, Inc. 12,000 65,968
#Asia Optical Co., Inc. 410,000 2,130,124
Asia Polymer Corp. 408,000 179,561
#Asia Tech Image, Inc. 86,000 208,510
#Asia Vital Components Co.,
Ltd. 203,788 9,454,416
Shares Value
TAIWAN — (Continued)
#ASIX Electronics Corp. 52,000 $ 158,297
#ASMedia Technology, Inc. 22,000 901,811
#*ASolid Technology Co., Ltd. 52,000 180,934
ASPEED Technology, Inc. 16,000 4,514,776
ASROCK, Inc. 66,000 451,954
Asustek Computer, Inc. 265,000 4,176,676
#ATE Energy International
Co., Ltd. 104,000 90,219
Aten International Co., Ltd. 102,000 195,767
Auden Techno Corp. 28,239 159,725
#*AUO Corp. 2,023,800 884,247
AURAS Technology Co., Ltd. 26,000 751,827
#Aurona Industries, Inc. 64,000 128,325
Aurora Corp., Class A 27,000 47,102
#Avalue Technology, Inc. 83,000 236,314
#Avermedia Technologies 128,000 159,847
Axiomtek Co., Ltd. 109,072 286,977
#Azurewave Technologies,
Inc. 207,000 388,742
Bafang Yunji International Co.,
Ltd. 46,000 258,723
Bank of Kaohsiung Co., Ltd. 870,537 331,949
Baotek Industrial Materials,
Ltd. 131,000 393,375
Basso Industry Corp. 118,000 128,236
BenQ Materials Corp. 166,000 102,860
#*BES Engineering Corp. 2,789,596 1,214,409
Best Precision Industrial Co.,
Ltd. 19,000 63,394
*Billion Electric Co., Ltd. 72,000 56,168
#*Bin Chuan Enterprise Co.,
Ltd. 146,000 241,246
B'in Live Co., Ltd. 43,000 114,093
* Bionime Corp. 44,191 72,318
#*Biostar Microtech
International Corp. 287,000 212,035
Bioteque Corp. 70,000 266,921
Bizlink Holding, Inc. 159,099 6,572,250
Bon Fame Co., Ltd. 36,000 64,061
#Bonny Worldwide, Ltd. 21,000 122,784
#Bora Pharmaceuticals Co.,
Ltd. 101,309 1,941,192
Brave C&H Supply Co., Ltd. 31,000 65,211
Bright Led Electronics Corp. 79,000 50,583
#Brightek Optoelectronic Co.,
Ltd. 119,000 144,260
Brighton-Best International
Taiwan, Inc. 374,000 409,415
Brillian Network & Automation
Integrated System Co., Ltd. 52,899 525,292
#Brogent Technologies, Inc. 56,109 184,534
C Sun Manufacturing, Ltd. 151,000 1,141,977
#*Calin Technology Co., Ltd. 122,000 118,627
Calitech Co., Ltd. 19,000 34,595
* Caliway Biopharmaceuticals
Co., Ltd. 124,000 652,113
*Cameo Communications, Inc. 321,000 99,656
Capital Futures Corp. 150,670 246,090
Capital Securities Corp. 2,461,000 2,322,583

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
*Career Technology MFG.
Co., Ltd. 530,089 $ 275,404
Castles Technology Co., Ltd. 98,412 177,936
#Caswell, Inc. 62,000 167,067
Cathay Chemical Works 67,000 102,405
#Cathay Consolidated, Inc. 76,000 225,319
#Cathay Financial Holding
Co., Ltd. 4,181,135 10,017,718
Cathay Real Estate
Development Co., Ltd. 705,000 495,091
#*CCP Contact Probes Co.,
Ltd. 140,473 265,591
#Celxpert Energy Corp. 292,747 349,771
Cenra , Inc. 126,000 136,130
#Central Reinsurance Co., Ltd. 570,000 481,792
#Century Iron & Steel
Industrial Co., Ltd. 253,000 1,093,359
Chain Chon Industrial Co., Ltd. 174,000 65,243
* ChainQui Construction
Development Co., Ltd. 81,000 37,965
Chaintech Technology Corp. 19,000 17,237
#Champion Building Materials
Co., Ltd. 213,200 60,566
#Champion Microelectronic
Corp. 43,000 90,318
Chang Hwa Commercial Bank,
Ltd. 2,700,230 1,750,387
#Chang Wah Technology Co.,
Ltd. 411,500 758,405
#Channel Well Technology
Co., Ltd. 420,000 835,462
Chant Sincere Co., Ltd. 72,000 116,911
Charoen Pokphand Enterprise 262,600 1,239,151
*Chateau International
Development Co., Ltd. 10,481 8,443
CHC Healthcare Group 203,000 219,320
CHC Resources Corp. 85,000 189,339
Chen Full International Co.,
Ltd. 141,000 183,251
Chenbro Micom Co., Ltd. 85,000 2,444,391
Cheng Fwa Industrial Co., Ltd. 105,000 65,396
Cheng Loong Corp. 585,000 329,028
#*Cheng Mei Materials
Technology Corp. 593,893 251,937
#Cheng Shin Rubber Industry
Co., Ltd. 1,736,000 1,688,008
Cheng Uei Precision Industry
Co., Ltd. 589,000 727,126
#Chenming Electronic
Technology Corp. 197,000 707,372
Chia Chang Co., Ltd. 19,000 22,701
Chicony Electronics Co., Ltd. 679,000 2,524,404
Chicony Power Technology
Co., Ltd. 270,000 694,090
Chief Telecom, Inc. 34,600 352,377
Chieftek Precision Co., Ltd. 53,000 134,732
Chien Shing Harbour Service
Co., Ltd. 63,000 86,082
Shares Value
TAIWAN — (Continued)
*Chien Shing Stainless Steel
Co., Ltd., Class A 120,974 $ 51,319
Chime Ball Technology Co.,
Ltd. 45,000 53,909
China Airlines, Ltd. 3,927,000 2,770,238
#China Bills Finance Corp. 908,000 468,859
China Container Terminal
Corp. 111,000 85,887
China Ecotek Corp. 35,000 57,944
China Fineblanking
Technology Co., Ltd. 41,000 32,831
#China General Plastics Corp. 468,000 185,148
#China Glaze Co., Ltd. 155,000 121,656
*China Man-Made Fiber Corp. 1,755,000 392,045
#China Metal Products 426,000 330,296
China Motor Corp. 395,000 696,616
#China Steel Chemical Corp. 186,000 437,960
#China Steel Corp. 5,642,000 3,720,099
China Steel Structure Co., Ltd. 100,000 136,479
#China Wire & Cable Co., Ltd. 127,000 166,065
#Chinese Maritime Transport,
Ltd. 147,000 290,543
Ching Feng Home Fashions
Co., Ltd. 216,837 137,117
#Chin-Poon Industrial Co., Ltd. 928,000 1,124,983
*Chip Hope Co., Ltd. 40,000 70,416
Chipbond Technology Corp. 961,000 1,673,429
#ChipMOS Technologies, Inc. 1,855,000 3,548,491
#Chlitina Holding, Ltd. 67,237 221,132
Chong Hong Construction Co.,
Ltd. 237,000 583,651
#Chroma ATE, Inc. 250,000 7,785,192
Chun YU Works & Co., Ltd. 25,000 13,862
Chun Yuan Steel Industry Co.,
Ltd. 569,000 389,639
#*Chung Hung Steel Corp. 1,374,000 862,297
#Chung Hwa Chemical
Industrial Works, Ltd. 103,000 142,046
Chung Hwa Food Industrial
Co., Ltd. 70,300 175,582
*Chung Hwa Pulp Corp. 445,000 174,635
Chung Lien Co., Ltd. 37,000 45,148
Chung Tai Resource
Technology Corp. 20,000 60,375
#Chung-Hsin Electric &
Machinery Manufacturing
Corp. 616,000 3,298,252
Chunghwa Precision Test
Tech Co., Ltd. 22,000 2,310,454
#Chunghwa Telecom Co., Ltd. 615,000 2,608,913
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 70,538 2,996,454
Chyang Sheng Texing Co.,
Ltd. 103,000 57,113
CKM Applied Materials Corp. 35,000 33,810
#Cleanaway Co., Ltd. 800,000 935,494
#C-Media Electronics, Inc. 77,000 97,871
#CoAsia Electronics Corp. 69,000 167,293
Collins Co., Ltd. 102,000 40,677

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Compal Electronics, Inc. 4,179,000 $ 4,348,975
Compeq Manufacturing Co.,
Ltd. 1,487,000 7,985,478
Complex Micro Interconnection
Co., Ltd. 56,000 66,285
Compucase Enterprise 49,000 113,197
Concord International
Securities Co., Ltd. 303,537 231,487
Concord Securities Co., Ltd. 776,325 411,968
#Continental Holdings Corp. 534,000 383,489
#Contrel Technology Co., Ltd. 153,000 259,133
Coremax Corp. 120,262 258,714
#Coretronic Corp. 752,000 2,100,439
Co-Tech Development Corp. 407,000 3,388,433
#*Coxon Precise Industrial
Co., Ltd. 122,000 55,243
#Crowell Development Corp. 321,550 279,964
#Cryomax Cooling System
Corp. 78,000 114,385
CTBC Financial Holding Co.,
Ltd. 11,998,000 19,405,726
CTCI Advanced Systems, Inc. 21,000 114,776
#CTCI Corp. 921,806 908,039
Cub Elecparts , Inc. 39,000 114,633
CviLux Corp. 147,900 401,826
Cyberlink Corp. 60,000 159,390
CyberPower Systems, Inc. 91,450 530,334
#*CyberTAN Technology, Inc. 560,000 460,883
Cystech Electronics Corp. 39,000 106,330
DA CIN Construction Co., Ltd. 269,000 588,945
Dafeng TV, Ltd. 86,000 131,856
#Dah San Electric Wire &
Cable Co., Ltd. 117,315 183,782
Da-Li Development Co., Ltd. 479,030 715,424
#Darfon Electronics Corp. 197,000 194,684
Darwin Precisions Corp. 285,700 116,659
Davicom Semiconductor, Inc. 78,000 63,079
#Daxin Materials Corp. 88,000 921,385
#De Licacy Industrial Co., Ltd. 378,000 135,129
Delpha Construction Co., Ltd. 582,000 484,538
Delta Electronics, Inc. 641,000 24,849,698
Depo Auto Parts Ind Co., Ltd. 185,000 887,671
Desiccant Technology Corp. 15,400 94,690
#DFI, Inc. 42,000 79,943
Dimerco Data System Corp. 58,000 204,576
Dimerco Express Corp. 179,802 449,648
DingZing Advanced Materials,
Inc. 8,000 23,006
#D-Link Corp. 1,486,000 746,069
*DONPON PRECISION, Inc. 118,100 184,449
Dr Wu Skincare Co., Ltd. 12,000 44,805
Draytek Corp. 80,000 70,925
Drewloong Precision, Inc. 38,681 178,225
Dyaco International, Inc. 143,259 90,817
#Dynamic Holding Co., Ltd. 893,940 4,062,072
#Dynapack International
Technology Corp. 275,000 2,957,976
#E Ink Holdings, Inc. 755,000 4,198,443
Shares Value
TAIWAN — (Continued)
E.Sun Financial Holding Co.,
Ltd. 7,969,275 $ 8,458,017
#Eastech Holding, Ltd. 66,000 205,529
Eastern Media International
Corp. 442,511 288,258
#Eclat Textile Co., Ltd. 147,000 1,854,433
eCloudvalley Digital
Technology Co., Ltd. 13,000 24,827
#ECOVE Environment Corp. 33,000 309,867
#Edimax Technology Co., Ltd. 289,000 164,841
Edison Opto Corp. 109,000 66,501
#*Edom Technology Co., Ltd. 581,000 730,173
eGalax_eMPIA Technology,
Inc. 30,000 42,421
#*Egis Technology, Inc. 211,000 760,995
* EirGenix , Inc. 50,000 98,824
#Elan Microelectronics Corp. 440,000 1,635,844
#E-Lead Electronic Co., Ltd. 105,000 167,827
#Electricity Generating PCL 412,000 352,170
E-LIFE MALL Corp. 114,000 222,421
#Elite Advanced Laser Corp. 272,000 2,178,074
Elite Material Co., Ltd. 196,000 10,868,128
Elite Semiconductor
Microelectronics Technology,
Inc. 613,000 3,798,379
#eMemory Technology, Inc. 41,000 2,384,175
Emerging Display
Technologies Corp. 169,000 125,931
Ennoconn Corp. 126,000 1,137,083
#*Ennostar, Inc. 845,000 943,812
EnTie Commercial Bank Co.,
Ltd. 28,000 11,922
EOI Investment Holdings Co.,
Ltd. 210,000 117,112
* Epileds Technologies, Inc. 66,000 48,866
#*Episil Technologies, Inc. 91,000 172,920
#Episil-Precision, Inc. 75,000 152,526
#Eris Technology Corp. 13,000 61,964
#Eson Precision Ind Co., Ltd. 346,000 927,944
Eternal Materials Co., Ltd. 1,322,000 2,591,910
Eurocharm Holdings Co., Ltd. 57,000 252,669
EVA Airways Corp. 4,142,000 4,922,491
#Ever Ohms Technology Co.,
Ltd. 73,000 72,142
#Ever Supreme Bio
Technology Co., Ltd. 33,328 163,622
*Everest Textile Co., Ltd. 424,000 89,596
#Evergreen Aviation
Technologies Corp. 226,000 1,156,212
Evergreen International
Storage & Transport Corp. 309,500 555,664
Evergreen Marine Corp.
Taiwan, Ltd. 926,000 5,473,022
EVERGREEN Steel Corp. 252,000 824,786
#Everlight Chemical Industrial
Corp. 630,000 417,398
Everlight Electronics Co., Ltd. 558,000 985,853
Evertop Wire Cable Corp. 164,000 150,607
#Excelsior Medical Co., Ltd. 158,098 395,371

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#EZconn Corp. 27,000 $ 1,531,459
*Falcon Machine Tools Co.,
Ltd. 88,000 53,270
Far Eastern Department
Stores, Ltd. 1,467,000 1,027,879
Far Eastern International Bank 3,699,099 1,469,296
Far Eastern New Century
Corp. 1,997,000 1,764,112
Far EasTone
Telecommunications Co., Ltd. 996,344 2,811,419
#Faraday Technology Corp. 300,056 1,592,290
Farglory F T Z Investment
Holding Co., Ltd. 148,194 216,617
Farglory Land Development
Co., Ltd. 372,000 782,536
FDC International Hotels Corp. 68,000 86,756
Feature Integration
Technology, Inc. 41,000 88,071
*Federal Corp. 333,000 214,805
#Feedback Technology Corp. 53,042 230,911
Feng Hsin Steel Co., Ltd. 492,000 1,009,952
#Feng TAY Enterprise Co.,
Ltd. 391,360 1,196,340
#FIC Global, Inc. 105,000 185,510
* FineMat Applied Materials
Co., Ltd. 62,000 67,773
#FineTek Co., Ltd. 40,450 138,175
#Firich Enterprises Co., Ltd. 308,000 230,976
#First Copper Technology Co.,
Ltd. 499,000 794,404
First Financial Holding Co.,
Ltd. 6,519,973 5,966,801
First Insurance Co., Ltd. (The) 283,000 243,702
*First Steamship Co., Ltd. 967,000 169,617
#FIT Holding Co., Ltd. 214,000 175,783
#*Fittech Co., Ltd. 38,088 142,210
* FLEXium Interconnect, Inc. 443,000 838,983
#Flytech Technology Co., Ltd. 237,000 690,591
#FocalTech Systems Co., Ltd. 308,000 526,546
#Forcecon Tech Co., Ltd. 115,656 309,445
Forest Water Environment
Engineering Co., Ltd. 59,856 69,899
#Formosa Advanced
Technologies Co., Ltd. 312,000 783,222
*Formosa Electronic
Industries, Inc. 12,000 11,020
Formosa International Hotels
Corp. 119,000 709,009
Formosa Laboratories, Inc. 303,000 553,623
Formosa Oilseed Processing
Co., Ltd. 100,905 90,901
Formosa Optical Technology
Co., Ltd. 43,000 134,179
Formosa Petrochemical Corp. 440,000 746,616
#Formosa Plastics Corp. 3,226,000 4,848,738
#Formosa Sumco Technology
Corp. 109,000 488,370
Formosan Union Chemical
Corp. 304,000 164,220
Shares Value
TAIWAN — (Continued)
Fortune Electric Co., Ltd. 183,880 $ 5,667,734
*Forward Electronics Co., Ltd.,
Class A 30,000 16,397
Fositek Corp. 13,000 588,656
Founding Construction &
Development Co., Ltd. 200,000 90,880
#Foxsemicon Integrated
Technology, Inc. 152,000 1,371,719
#Franbo Lines Corp. 332,995 214,272
Froch Enterprise Co., Ltd. 240,000 133,460
#Fu Chun Shin Machinery
Manufacture Co., Ltd. 150,230 126,743
#Fu Hua Innovation Co., Ltd. 972,361 520,632
Fubon Financial Holding Co.,
Ltd. 4,321,974 12,483,871
#Fulgent Sun International
Holding Co., Ltd. 240,556 723,120
#*Fulltech Fiber Glass Corp. 1,093,311 3,189,258
Fusheng Precision Co., Ltd. 173,000 1,476,025
Fwusow Industry Co., Ltd. 296,119 127,500
#G Shank Enterprise Co., Ltd. 222,612 592,783
*G Tech Optoelectronics Corp. 48,733 81,144
Galaxy Software Services
Corp. 6,123 22,667
#Gallant Precision Machining
Co., Ltd. 129,000 360,725
#Gamania Digital
Entertainment Co., Ltd. 171,000 274,404
#*GCS Holdings, Inc. 110,467 817,884
#GEM Services, Inc. 82,000 204,283
#Gemtek Technology Corp. 1,147,000 1,038,751
#*General Interface Solution
GIS Holding, Ltd. 288,000 358,742
General Plastic Industrial Co.,
Ltd. 121,000 92,855
Generalplus Technology, Inc. 78,000 100,381
#Genesys Logic, Inc. 117,000 373,642
Genius Electronic Optical Co.,
Ltd. 142,000 2,048,554
Genovate Biotechnology Co.,
Ltd. 116,312 112,173
#GeoVision, Inc. 74,530 113,678
Getac Holdings Corp. 536,000 1,916,111
GFC, Ltd. 55,000 193,994
Giant Manufacturing Co., Ltd. 345,108 979,286
* Giantplus Technology Co.,
Ltd. 361,000 136,508
#Gigabyte Technology Co.,
Ltd. 533,000 3,946,266
#*Gigasolar Materials Corp. 59,000 221,227
* Gigastorage Corp. 455,000 402,661
Global Brands Manufacture,
Ltd. 1,036,812 3,574,646
Global Lighting Technologies,
Inc. 35,000 44,487
#Global Mixed Mode
Technology, Inc. 115,000 887,989
#Global PMX Co., Ltd. 104,000 376,740
Global Unichip Corp. 36,000 2,997,140

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Globalwafers Co., Ltd. 207,000 $ 3,269,113
Globe Union Industrial Corp. 324,111 104,020
#Gloria Material Technology
Corp. 1,445,000 1,565,761
* GlycoNex , Inc. 51,927 47,686
#GMI Technology, Inc. 126,475 159,551
Gold Circuit Electronics, Ltd. 436,300 9,718,662
Golden Long Teng
Development Co., Ltd. 141,000 130,157
Goldsun Building Materials
Co., Ltd. 1,483,000 1,661,130
Good Finance Securities Co.,
Ltd. 27,000 27,112
Good Will Instrument Co., Ltd. 111,000 174,419
#Gordon Auto Body Parts 363,000 391,606
#Gourmet Master Co., Ltd. 155,000 369,399
#Grand Fortune Securities
Co., Ltd. 472,000 225,726
#*Grand Pacific Petrochemical 1,411,000 605,291
Grand Process Technology
Corp. 3,000 159,199
GrandTech CG Systems, Inc. 55,000 78,122
Grape King Bio, Ltd. 159,000 611,344
#Great Tree Pharmacy Co.,
Ltd. 70,947 215,749
#Great Wall Enterprise Co.,
Ltd. 1,227,450 1,985,294
#Greatek Electronics, Inc. 619,000 1,758,456
#Green World FinTech Service
Co., Ltd. 123,000 207,150
#Group Up Industrial Co., Ltd. 63,000 557,531
GTM Holdings Corp. 104,000 108,560
#Gudeng Precision Industrial
Co., Ltd. 67,983 869,500
*Hai Kwang Enterprise Corp. 152,796 80,355
* HannsTouch Holdings Co. 702,000 207,009
Hanpin Electron Co., Ltd. 46,000 67,239
#*Harvatek Corp. 172,000 113,136
#Heran Co., Ltd. 67,200 129,617
Hey Song Corp. 331,000 390,216
#Hi-Clearance, Inc. 34,000 147,474
Highlight Tech Corp. 75,400 106,379
*<High-Tek Harness
Enterprise Co., Ltd. 100,000 2,351
Highwealth Construction Corp. 1,208,910 1,429,026
Hi-Lai Foods Co., Ltd. 23,000 115,475
HIM International Music, Inc. 64,000 190,759
#*Hitron Technology, Inc. 154,000 146,807
#Hiwin Mikrosystem Corp. 58,000 214,712
Hiwin Technologies Corp. 412,000 3,272,958
#Hiyes International Co., Ltd. 86,949 212,192
#Hocheng Corp. 387,820 227,984
Holiday Entertainment Co.,
Ltd. 58,000 110,029
#Holy Stone Enterprise Co.,
Ltd. 283,300 940,732
Hon Hai Precision Industry
Co., Ltd. 4,814,000 33,730,124
Shares Value
TAIWAN — (Continued)
Honey Hope Honesty
Enterprise Co., Ltd. 20,000 $ 52,431
Hong Ho Precision Textile Co.,
Ltd. 73,000 39,434
#Hong Pu Real Estate
Development Co., Ltd. 202,000 144,102
Hong TAI Electric Industrial 472,000 543,692
#Hota Industrial Manufacturing
Co., Ltd. 433,000 850,315
Hotai Motor Co., Ltd. 120,120 2,076,431
Hsin Ba Ba Corp. 28,518 39,963
Hsin Kuang Steel Co., Ltd. 327,000 410,439
Hsin Yung Chien Co., Ltd. 35,000 99,539
Hu Lane Associate, Inc. 166,130 612,364
HUA ENG Wire & Cable Co.,
Ltd. 369,000 447,326
Hua Jung Components Co.,
Ltd. 121,000 105,159
Hua Nan Financial Holdings
Co., Ltd. 4,187,480 4,404,372
#Hua Yu Lien Development
Co., Ltd. 115,114 223,132
Huaku Development Co., Ltd. 368,320 1,246,459
#Huang Hsiang Construction
Corp. 203,373 239,757
Huikwang Corp. 21,000 15,682
Hung Ching Development &
Construction Co., Ltd. 142,000 130,404
Hung Sheng Construction, Ltd. 552,000 351,687
Huxen Corp. 16,000 23,565
Hwa Fong Rubber Industrial
Co., Ltd. 279,000 132,097
#Hwacom Systems, Inc. 174,000 330,639
#Hwang Chang General
Contractor Co., Ltd. 381,760 788,510
#Ibase Technology, Inc. 94,000 125,901
#IBF Financial Holdings Co.,
Ltd. 3,674,214 1,949,774
*IC Plus Corp. 36,000 54,623
ICARES Medicus , Inc. 16,680 43,356
#Ichia Technologies, Inc. 888,000 1,501,163
I- Chiun Precision Industry Co.,
Ltd. 202,419 823,312
*Ideal Bike Corp. 208,285 47,984
IKKA Holdings Cayman, Ltd. 19,908 45,547
Info-Tek Corp. 61,000 62,512
Innodisk Corp. 146,161 3,687,697
#Innolux Corp. 6,650,149 4,606,713
Inpaq Technology Co., Ltd. 170,456 456,066
#Insyde Software Corp. 28,200 182,355
Intai Technology Corp. 38,000 112,177
#Integrated Service
Technology, Inc. 108,734 466,447
#*IntelliEPI, Inc. 41,000 510,709
Interactive Digital
Technologies, Inc. 30,000 75,310
#International Games System
Co., Ltd. 133,000 3,025,993
#Inventec Corp. 1,560,000 2,230,696

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Iron Force Industrial Co., Ltd. 124,115 $ 378,221
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 132,000 196,092
ITE Technology, Inc. 264,000 1,006,673
#ITEQ Corp. 734,000 2,483,985
Jarllytec Co., Ltd. 38,950 110,154
#Jean Co., Ltd. 210,302 142,006
Jentech Precision Industrial
Co., Ltd. 20,199 1,822,852
Jetway Information Co., Ltd. 37,500 50,643
#Jetwell Computer Co., Ltd. 64,960 342,655
#Jia Wei Lifestyle, Inc. 88,500 97,724
Jih Lin Technology Co., Ltd. 69,000 118,837
*Ji-Haw Industrial Co., Ltd. 38,000 16,301
Jiin Yeeh Ding Enterprise Co.,
Ltd. 103,000 327,296
#Jinan Acetate Chemical Co.,
Ltd. 1,053,260 1,648,333
* Jochu Technology Co., Ltd. 17,000 23,958
Johnson Chemical
Pharmaceutical Works Corp.,
Class A 5,000 9,120
#Johnson Health Tech Co.,
Ltd. 132,000 620,782
#JPC connectivity, Inc. 137,000 615,999
#JPP Holding Co., Ltd. 27,450 229,404
#JSL Construction &
Development Co., Ltd. 157,638 235,430
K Laser Technology, Inc. 160,000 83,381
Kaori Heat Treatment Co., Ltd. 41,000 973,213
#Kedge Construction Co., Ltd. 93,350 255,697
Keding Enterprises Co., Ltd. 4,000 15,316
KEE TAI Properties Co., Ltd. 469,890 161,259
Kenda Rubber Industrial Co.,
Ltd. 706,602 444,573
#Kent Industrial Co., Ltd. 105,000 86,749
Kerry TJ Logistics Co., Ltd. 291,000 301,449
#Keystone Microtech Corp. 28,000 512,488
KGI Financial Holding Co., Ltd. 9,061,011 5,197,053
#KHGEARS International, Ltd. 40,000 237,687
#Kindom Development Co.,
Ltd. 403,700 397,029
King Chou Marine Technology
Co., Ltd. 85,000 140,181
#King Polytechnic Engineering
Co., Ltd. 131,350 222,464
King Slide Works Co., Ltd. 43,000 4,290,435
King Yuan Electronics Co., Ltd. 1,484,000 13,958,182
#*King's Town Construction
Co., Ltd. 27,000 35,605
Kingwaytek Technology Co.,
Ltd. 12,000 23,756
Kinik Co. 159,000 2,053,813
#*Kinko Optical Co., Ltd. 231,000 480,791
Kinpo Electronics 1,956,000 1,637,769
Kinsus Interconnect
Technology Corp. 1,170,000 9,368,923
KMC Kuei Meng International,
Inc. 62,000 178,888
Shares Value
TAIWAN — (Continued)
KNH Enterprise Co., Ltd. 81,000 $ 43,756
Ko Ja Cayman Co., Ltd. 37,000 44,854
#KS Terminals, Inc. 160,000 241,500
Kuen Ling Machinery
Refrigerating Co., Ltd. 38,000 49,628
Kung Long Batteries Industrial
Co., Ltd. 78,000 306,101
#*Kung Sing Engineering
Corp. 582,000 391,144
Kuo Toong International Co.,
Ltd. 431,000 705,323
*Kuo Yang Construction Co.,
Ltd. 232,000 136,752
Kwong Lung Enterprise Co.,
Ltd. 161,000 251,451
L&K Engineering Co., Ltd. 370,238 6,764,755
La Kaffa International Co., Ltd. 40,000 85,542
Lang, Inc. 59,000 79,773
#Lanner Electronics, Inc. 313,760 673,981
#Largan Precision Co., Ltd. 53,000 4,058,786
Laster Tech Co., Ltd. 64,043 44,975
*Leader Electronics, Inc. 124,449 40,336
Leadtrend Technology Corp. 60,360 103,765
#*Lealea Enterprise Co., Ltd. 660,440 137,041
#*Leatec Fine Ceramics Co.,
Ltd. 79,000 91,627
LEE CHI Enterprises Co., Ltd. 158,000 61,001
#Lelon Electronics Corp. 469,000 1,609,533
#Lemtech Holdings Co., Ltd. 71,600 202,946
Leo Systems, Inc. 86,000 82,120
* Leofoo Development Co., Ltd. 77,000 40,127
Li Ming Development
Construction Co., Ltd. 6,000 7,245
*Li Peng Enterprise Co., Ltd. 596,000 104,541
#Lian HWA Food Corp. 173,560 518,970
#Lien Hwa Industrial Holdings
Corp. 662,319 967,066
#*Lingsen Precision Industries,
Ltd. 875,000 759,056
Lintes Technology Co., Ltd. 3,000 12,488
Lion Travel Service Co., Ltd. 148,000 794,789
Lite-On Technology Corp. 1,176,000 6,128,503
#Liton Technology Corp. 237,000 359,981
*Long Bon International Co.,
Ltd. 100,000 47,506
#Long Da Construction &
Development Corp. 303,000 297,031
* Longchen Paper & Packaging
Co., Ltd. 962,104 304,498
Longwell Co. 395,000 1,970,607
Loop Telecommunication
International, Inc. 16,000 35,132
#Lotes Co., Ltd. 78,285 3,557,278
Lotus Pharmaceutical Co., Ltd. 211,000 2,420,432
Loyalty Founder Enterprise
Co., Ltd. 34,000 32,250
Lu Hai Holding Corp. 10,499 8,324
#Lucky Cement Corp. 285,000 135,844
Lumax International Corp., Ltd. 100,000 379,727

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#*Lung Yen Life Service Corp. 160,000 $ 255,227
Lungteh Shipbuilding Co., Ltd. 134,250 620,698
Luxe Green Energy
Technology Co., Ltd. 45,000 34,247
LuxNet Corp. 8,410 84,447
Macauto Industrial Co., Ltd.,
Class A 84,000 148,141
#Machvision, Inc. 9,900 148,170
#Macnica Galaxy, Inc. 24,000 64,442
Macroblock, Inc. 15,000 26,501
#*Macronix International Co.,
Ltd. 2,910,000 8,581,125
Makalot Industrial Co., Ltd. 333,640 3,238,863
Marketech International Corp. 105,000 947,569
#Materials Analysis
Technology, Inc. 91,347 586,339
Maxigen Biotech, Inc. 57,000 83,680
#Mayer Steel Pipe Corp. 279,600 216,341
Mechema Chemicals
International Corp. 48,000 100,362
MediaTek, Inc. 329,000 18,399,746
Mega Financial Holding Co.,
Ltd. 3,430,010 4,228,929
#Megaforce Co., Ltd. 35,000 42,596
#*Mercuries & Associates
Holding, Ltd. 579,083 276,017
Mercuries Data Systems, Ltd. 67,067 54,238
*Mercuries Life Insurance Co.,
Ltd. 4,460,590 1,109,832
Merida Industry Co., Ltd. 146,000 391,560
#Merry Electronics Co., Ltd. 365,440 1,158,910
METAAGE Corp. 34,000 47,915
* Microbio Co., Ltd. 311,649 198,061
Micro-Star International Co.,
Ltd. 114,000 326,749
Mildef Crete, Inc. 118,000 370,086
#MIN AIK Technology Co., Ltd. 347,000 390,334
#Mirle Automation Corp. 130,417 281,804
Mitake Information Corp. 1,000 2,002
* Mobiletron Electronics Co.,
Ltd. 66,000 65,748
#Momo.com, Inc. 167,680 1,004,375
#*MOSA Industrial Corp. 195,421 100,909
#Mosel Vitelic , Inc. 62,000 64,817
#Motech Industries, Inc. 575,000 425,723
MPI Corp. 245,000 19,579,759
#MSSCORPS Co., Ltd. 48,324 271,026
Munsin Garment Corp., Class
A 37,000 54,671
My Humble House Hospitality
Management Consulting 69,000 73,780
#Nak Sealing Technologies
Corp. 98,000 353,448
#Namchow Holdings Co., Ltd. 227,000 270,856
#Nan Kang Rubber Tire Co.,
Ltd. 682,927 771,467
Nan Liu Enterprise Co., Ltd. 52,000 69,730
#Nan Pao Resins Chemical
Co., Ltd. 78,000 769,590
Shares Value
TAIWAN — (Continued)
#*Nan Ren Lake Leisure
Amusement Co., Ltd. 221,000 $ 63,554
Nan Ya Plastics Corp. 1,995,000 4,811,582
Nan Ya Printed Circuit Board
Corp. 197,000 2,431,983
Nang Kuang Pharmaceutical
Co., Ltd. 59,000 68,243
* Nanya Technology Corp. 731,000 7,584,096
#National Aerospace
Fasteners Corp. 48,199 165,411
National Petroleum Co., Ltd.,
Class A 32,000 58,468
#Netronix, Inc. 90,000 307,436
*New Asia Construction &
Development Corp. 181,000 83,684
#*Newmax Technology Co.,
Ltd. 169,000 183,124
#Nexcom International Co.,
Ltd. 120,000 279,123
Nextronics Engineering Corp. 20,000 63,553
#Nichidenbo Corp. 450,000 1,322,688
#Nien Made Enterprise Co.,
Ltd. 153,000 2,075,977
#Niko Semiconductor Co., Ltd. 85,041 131,872
Nishoku Technology, Inc. 25,000 90,562
#North-Star International Co.,
Ltd. 83,738 64,660
Nova Technology Corp. 48,000 294,376
#Novatek Microelectronics
Corp. 402,000 4,790,276
#Nuvoton Technology Corp. 235,000 466,714
#O-Bank Co., Ltd. 1,610,000 467,089
#Ocean Plastics Co., Ltd. 207,000 219,037
OK Biotech Co., Ltd. 49,214 22,832
#Optimax Technology Corp. 86,000 68,182
Orient Europharma Co., Ltd. 35,000 50,159
#Orient Semiconductor
Electronics, Ltd. 609,000 1,124,337
#*Oriental Union Chemical
Corp. 763,000 322,463
O-TA Precision Industry Co.,
Ltd. 69,000 156,330
#Pacific Hospital Supply Co.,
Ltd. 66,000 171,134
#Paiho Shih Holdings Corp. 282,950 207,695
#Pan German Universal
Motors, Ltd. 36,000 311,154
#Pan Jit International, Inc. 1,066,000 3,062,167
#Pan Ram International Corp. 15,000 31,840
#Pan-International Industrial
Corp. 1,134,000 1,859,371
Panion & BF Biotech, Inc. 86,000 178,176
Parade Technologies, Ltd. 90,000 1,512,869
*Paragon Technologies Co.,
Ltd. 89,000 59,531
#Parpro Corp. 96,000 195,539
* PChome Online, Inc. 133,230 119,386
#PCL Technologies, Inc. 106,000 436,193
P-Duke Technology Co., Ltd. 66,000 217,064

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Pegatron Corp. 1,169,000 $ 2,589,110
#Pegavision Corp. 79,371 731,414
PharmaEngine , Inc. 159,000 335,987
PharmaEssentia Corp. 188,630 4,615,351
#*Phihong Technology Co.,
Ltd. 416,000 383,349
Phison Electronics Corp. 112,000 8,470,289
#Phoenix Silicon International
Corp. 443,738 2,390,009
#Phoenix Tours International,
Inc. 73,700 118,032
* Phytohealth Corp. 202,000 90,505
#Pixart Imaging, Inc. 331,000 2,098,332
Planet Technology Corp. 48,000 189,133
Polytronics Technology Corp.,
Class A 31,000 39,895
#Posiflex Technology, Inc. 92,000 523,292
#Power Wind Health Industry,
Inc. 59,000 266,222
#*Powerchip Semiconductor
Manufacturing Corp. 4,104,000 9,063,489
Powertech Technology, Inc. 900,000 7,264,061
Poya International Co., Ltd. 87,066 1,095,587
#President Chain Store Corp. 498,000 3,378,551
President Securities Corp. 1,304,900 1,219,068
Primax Electronics, Ltd. 838,000 2,095,666
Prince Housing &
Development Corp. 979,000 262,249
*Princeton Technology Corp.,
Class F 161,000 80,065
#Pro Hawk Corp. 28,000 154,369
#Promate Electronic Co., Ltd. 396,795 552,890
#PSS Co., Ltd., Class F 39,000 174,118
Qisda Corp. 1,314,360 1,052,490
#QST International Corp. 129,439 180,153
#Qualipoly Chemical Corp. 98,000 481,125
#Quang Viet Enterprise Co.,
Ltd. 76,724 166,760
Quanta Computer, Inc. 1,363,000 12,127,105
Quanta Storage, Inc. 422,000 1,421,417
*Quintain Steel Co., Ltd. 299,087 85,820
Radiant Opto-Electronics Corp. 805,000 3,120,750
#*Radium Life Tech Co., Ltd. 1,077,028 367,908
Rafael Microelectronics, Inc. 11,000 51,557
Raydium Semiconductor Corp. 66,000 485,510
Realtek Semiconductor Corp. 275,000 4,225,056
#Rechi Precision Co., Ltd. 794,000 642,113
Rexon Industrial Corp., Ltd. 127,000 107,145
#Rich Development Co., Ltd. 682,330 171,721
#Richmond International
Travel & Tours Co., Ltd. 18,200 45,572
*Right WAY Industrial Co., Ltd. 192,000 76,263
#RiTdisplay Corp. 184,826 246,670
* Ritek Corp. 1,040,000 449,444
Roundtop Machinery Industries
Co., Ltd. 16,000 12,558
Ruby Tech Corp. 16,000 26,895
Ruentex Development Co.,
Ltd. 911,700 834,349
Shares Value
TAIWAN — (Continued)
Ruentex Engineering &
Construction Co. 96,720 $ 514,795
#Run Long Construction Co.,
Ltd. 383,850 382,386
#Sakura Development Co.,
Ltd. 512,705 772,234
Sampo Corp. 346,000 264,970
#San Fang Chemical Industry
Co., Ltd. 479,000 480,218
#San Fu Chemical Co., Ltd. 50,000 197,807
San Lien Technology Corp.,
Ltd. 24,000 63,603
San Shing Fastech Corp.,
Class A 65,000 124,341
Sanyang Motor Co., Ltd. 694,000 1,318,754
#Savior Lifetec Corp. 361,000 237,455
SCI Pharmtech , Inc. 65,951 108,766
Scientech Corp. 13,000 135,081
#ScinoPharm Taiwan, Ltd. 262,000 205,221
#SciVision Biotech, Inc. 71,000 177,105
SDI Corp. 228,000 643,356
Sea Sonic Electronics Co., Ltd. 39,000 80,305
Securitag Assembly Group
Co., Ltd. 29,000 99,523
Senao International Co., Ltd. 108,000 99,352
#Senao Networks, Inc. 36,445 156,342
#Sensortek Technology Corp. 26,000 152,018
#Sercomm Corp. 432,000 1,179,180
Sesoda Corp. 350,000 371,465
Shanghai Commercial &
Savings Bank, Ltd. (The) 1,528,592 1,918,633
Sharehope Medicine Co., Ltd. 107,514 81,481
Sheh Fung Screws Co., Ltd.,
Class A 34,000 34,843
#ShenMao Technology, Inc. 110,000 393,232
Shieh Yih Machinery Industry
Co., Ltd. 21,000 24,557
#Shih Her Technologies, Inc. 150,901 860,716
*Shih Wei Navigation Co., Ltd. 543,516 306,559
* Shihlin Development Co., Ltd. 126,000 45,844
Shihlin Electric & Engineering
Corp. 161,000 1,171,560
* Shihlin Paper Corp. 45,000 81,363
Shin Hsiung Natural Gas Co.,
Ltd. 62,854 83,586
#Shin Ruenn Development
Co., Ltd. 285,595 425,625
#Shin Zu Shing Co., Ltd. 378,998 2,529,062
*Shining Building Business
Co., Ltd. 527,000 150,715
#Shinkong Insurance Co., Ltd. 324,000 1,158,246
#Shinkong Synthetic Fibers
Corp. 1,564,000 742,987
Shiny Brands Group Co., Ltd. 25,300 84,012
#Shiny Chemical Industrial
Co., Ltd. 169,800 771,573
*Shun On Electronic Co., Ltd. 17,000 12,127
*Shuttle, Inc. 693,000 358,942
*Sigurd Microelectronics Corp. 867,000 3,581,506

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Silergy Corp. 188,000 $ 1,675,691
#*Silicon Optronics, Inc. 49,000 102,920
Simplo Technology Co., Ltd. 278,000 3,052,081
Sinbon Electronics Co., Ltd. 248,000 1,840,102
Sincere Navigation Corp. 1,157,000 1,075,381
#Sinmag Equipment Corp. 54,000 222,212
*Sino Tactful Co., Ltd. 27,000 19,347
Sino-American Silicon
Products, Inc. 842,000 3,210,677
Sinon Corp. 580,000 836,733
SinoPac Financial Holdings
Co., Ltd. 7,888,824 7,169,379
Sinopower Semiconductor, Inc. 21,000 93,089
#Sinphar Pharmaceutical Co.,
Ltd. 179,172 176,781
Sinyi Realty, Inc. 287,000 200,180
#Sitronix Technology Corp. 157,000 975,326
Siward Crystal Technology
Co., Ltd. 44,000 39,148
Sixxon Tech Co., Ltd. 10,000 45,917
Solar Applied Materials
Technology Corp. 863,000 1,752,326
Solteam , Inc. 90,000 142,993
Song Shang Electronics Co.,
Ltd. 96,000 64,671
Sonix Technology Co., Ltd. 169,000 196,281
Southeast Cement Co., Ltd. 173,000 89,331
#Speed Tech Corp. 266,000 308,516
Sporton International, Inc. 95,450 530,783
#Sports Gear Co., Ltd. 72,000 232,221
#St. Shine Optical Co., Ltd. 49,000 175,945
Standard Chemical &
Pharmaceutical Co., Ltd. 132,000 256,282
Standard Foods Corp. 491,000 452,463
Stark Technology, Inc. 121,000 530,601
#*Starlux Airlines Co., Ltd. 1,855,000 1,352,788
#S-Tech Corp. 191,547 150,949
#STL Technology Co., Ltd. 46,000 214,140
#Sun Max Tech, Ltd. 98,847 209,190
*Sun Yad Construction Co.,
Ltd. 126,435 55,845
Sunfun Info Co., Ltd. 67,420 63,628
Sunjuice Holdings Co., Ltd. 21,153 105,530
* Sunko INK Co., Ltd. 185,000 102,582
#SunMax Biotechnology Co.,
Ltd. 26,000 320,146
Sunny Friend Environmental
Technology Co., Ltd. 142,617 348,499
Sunonwealth Electric Machine
Industry Co., Ltd. 395,000 1,794,884
Sunplus Innovation
Technology, Inc. 24,640 94,348
#*Sunplus Technology Co.,
Ltd. 696,000 486,559
#Sunrex Technology Corp. 207,000 247,321
Sunspring Metal Corp. 195,000 136,940
#Superalloy Industrial Co., Ltd. 264,000 385,891
#Supreme Electronics Co., Ltd. 1,430,373 3,845,235
#Swancor Holding Co., Ltd. 93,000 344,280
Shares Value
TAIWAN — (Continued)
Sweeten Real Estate
Development Co., Ltd. 185,398 $ 151,405
#Symtek Automation Asia Co.,
Ltd. 83,122 388,272
#Syncmold Enterprise Corp. 192,000 414,871
Synmosa Biopharma Corp. 547,759 563,946
Synnex Technology
International Corp. 614,000 1,277,947
Syn-Tech Chem & Pharm Co.,
Ltd. 28,000 64,061
#Syscom Computer
Engineering Co. 94,000 166,972
Systex Corp. 233,000 858,850
#TA Chen Stainless Pipe 2,225,308 2,778,983
#Ta Liang Technology Co.,
Ltd. 63,000 433,413
#Ta Ya Electric Wire & Cable 1,078,756 1,424,287
TA-I Technology Co., Ltd. 273,000 569,075
#Tai Tung Communication
Co., Ltd. 223,610 146,729
Taichung Commercial Bank
Co., Ltd. 1,248,595 793,514
TaiDoc Technology Corp. 77,000 329,091
#Taiflex Scientific Co., Ltd. 734,609 2,051,863
Tailyn Technologies, Inc. 12,000 9,971
#Taimide Tech, Inc. 238,000 473,429
Tainan Enterprises Co., Ltd. 99,000 81,320
Tainan Spinning Co., Ltd. 1,437,000 621,011
* Tainergy Tech Co., Ltd. 168,000 82,745
Tai-Saw Technology Co., Ltd. 96,000 91,821
TaiSol Electronics Co., Ltd. 63,000 101,897
Taisun Enterprise Co., Ltd. 305,000 176,875
Taita Chemical Co., Ltd. 192,000 74,433
#TAI-TECH Advanced
Electronics Co., Ltd. 166,000 820,242
Taiwan Business Bank 5,310,460 2,598,700
*Taiwan Chelic Corp., Ltd. 17,000 21,257
#Taiwan Chinsan Electronic
Industrial Co., Ltd. 115,000 215,968
Taiwan Cogeneration Corp. 639,373 876,674
Taiwan Cooperative Financial
Holding Co., Ltd. 3,726,327 2,788,529
Taiwan Environment Scientific
Co., Ltd. 56,240 33,687
#Taiwan FamilyMart Co., Ltd. 71,000 428,662
Taiwan Fertilizer Co., Ltd. 843,000 1,242,936
*Taiwan Fire & Marine
Insurance Co., Ltd. 188,300 293,190
Taiwan Fructose Co., Ltd. 174,880 103,361
Taiwan FU Hsing Industrial
Co., Ltd. 174,400 265,729
#*Taiwan Glass Industry Corp. 1,486,000 2,278,345
Taiwan High Speed Rail Corp. 1,070,000 929,917
#Taiwan Hon Chuan
Enterprise Co., Ltd. 499,204 1,903,542
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 298,692 335,044
*Taiwan IC Packaging Corp. 47,000 31,811
#*Taiwan Mask Corp. 316,000 391,611

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#*Taiwan Mobile Co., Ltd. 1,601,000 $ 5,367,191
Taiwan Navigation Co., Ltd. 337,000 333,573
Taiwan Paiho , Ltd. 464,000 737,210
Taiwan PCB Techvest Co.,
Ltd. 342,000 384,709
Taiwan Sakura Corp. 187,000 494,388
Taiwan Sanyo Electric Co.,
Ltd. 91,000 99,473
Taiwan Secom Co., Ltd. 331,000 1,120,162
#Taiwan Semiconductor Co.,
Ltd. 453,000 915,501
Taiwan Semiconductor
Manufacturing Co., Ltd. 9,744,000 549,590,086
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 20,674 6,833,997
Taiwan Steel Union Co., Ltd. 24,000 81,602
*Taiwan Styrene Monomer 516,000 146,093
Taiwan Surface Mounting
Technology Corp. 430,000 1,259,803
Taiwan Takisawa Technology
Co., Ltd. 12,000 16,072
Taiwan Taxi Co., Ltd. 40,000 159,517
#*Taiwan TEA Corp. 406,000 168,360
Taiwan Union Technology
Corp. 605,000 9,670,003
#*Taiwan-Asia Semiconductor
Corp. 542,000 440,902
#Taiyen Biotech Co., Ltd. 151,000 151,624
#Tatung Co., Ltd. 2,086,000 2,578,500
Tatung System Technologies,
Inc. 33,000 73,403
#*TBI Motion Technology Co.,
Ltd. 146,000 221,992
TCC Group Holdings Co., Ltd. 3,335,499 2,798,131
TCI Co., Ltd. 166,000 799,142
Te Chang Construction Co.,
Ltd. 78,000 167,054
*Team Group, Inc. 37,000 296,870
Teco Electric and Machinery
Co., Ltd. 1,032,000 2,682,479
Tehmag Foods Corp. 20,000 177,312
Test Research, Inc. 270,000 1,544,328
#Test Rite International Co.,
Ltd. 196,000 126,120
*Thermaltake Technology Co.,
Ltd. 55,000 54,965
#Thinking Electronic Industrial
Co., Ltd. 119,000 631,490
Thye Ming Industrial Co., Ltd. 75,841 169,901
Tofu Restaurant Co., Ltd. 6,000 39,276
#Ton Yi Industrial Corp. 1,292,000 734,884
Tong Hsing Electronic
Industries, Ltd. 215,960 964,168
Tong Yang Industry Co., Ltd. 1,009,000 3,510,820
*Tong-Tai Machine & Tool
Co., Ltd. 590,000 628,059
Top Union Electronics Corp. 76,958 71,407
Topco Scientific Co., Ltd. 234,358 2,405,390
Shares Value
TAIWAN — (Continued)
Topco Technologies Corp. 60,000 $ 118,780
Topkey Corp. 115,000 577,375
#Topoint Technology Co., Ltd. 159,486 1,038,914
Trade-Van Information
Services Co. 25,000 75,469
Transcend Information, Inc. 194,000 1,642,866
Transcom, Inc. 76,760 334,163
#Trigold Holdings, Ltd. 137,000 268,602
Triocean Industrial Corp. Co.,
Ltd. 6,000 16,568
Tripod Technology Corp. 568,000 6,759,326
#Trusval Technology Co., Ltd. 27,849 215,040
*TS Financial Holding Co., Ltd. 1,335,881 395,203
TS Financial Holding Co., Ltd. 14,504,405 10,462,345
TSC Auto ID Technology Co.,
Ltd. 35,698 220,064
#*TSEC Corp. 694,093 860,172
#TSRC Corp. 551,000 267,008
TTET Union Corp. 65,000 301,557
TTFB Co., Ltd. 31,187 171,444
TTY Biopharm Co., Ltd. 241,000 653,235
* Tul Corp. 24,000 45,987
Tung Ho Steel Enterprise
Corp. 863,000 1,903,152
#Tung Thih Electronic Co., Ltd. 66,400 119,001
#TURVO International Co.,
Ltd. 83,000 763,537
* Twinhead International Corp. 29,600 59,068
TXC Corp. 458,000 1,257,426
#TYC Brother Industrial Co.,
Ltd. 742,000 1,162,396
*Tycoons Group Enterprise 393,713 114,473
#Tyntek Corp. 380,000 234,859
TZE Shin International Co, Ltd. 130,000 62,170
U-BEST Innovative
Technology Co., Ltd. 39,000 20,944
Ubright Optronics Corp. 40,000 71,433
#UDE Corp. 319,000 1,104,894
#Ultra Chip, Inc. 91,000 137,642
U-Ming Marine Transport Corp. 1,160,000 2,292,723
Unic Technology Corp. 115,000 107,436
Unimicron Technology Corp. 1,448,554 17,422,234
Union Bank Of Taiwan 1,242,119 738,088
Union Insurance Co., Ltd. 102,000 93,022
* Uniplus Electronics Co., Ltd. 96,000 85,110
#Uni-President Enterprises
Corp. 3,264,000 7,436,568
Unitech Computer Co., Ltd. 113,000 146,681
#Unitech Printed Circuit Board
Corp. 3,164,873 5,209,419
#United Alloy-Tech Co. 217,000 413,727
*United Fiber Optical
Communication, Inc. 20,000 25,421
United Integrated Services
Co., Ltd. 156,000 4,501,049
United Microelectronics Corp. 4,176,000 8,280,343
#United Microelectronics
Corp., Sponsored ADR 778,666 7,926,820
United Orthopedic Corp. 122,000 414,808

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
United Radiant Technology 66,000 $ 51,592
*United Recommend
International Co., Ltd. 33,211 32,662
*United Renewable Energy
Co., Ltd. 2,037,000 724,957
Univacco Technology, Inc. 104,000 150,365
Universal Cement Corp. 613,206 577,743
Universal Microwave
Technology, Inc. 23,000 800,286
#Universal Vision
Biotechnology Co., Ltd. 96,239 437,311
*UPC Technology Corp. 1,046,000 370,604
UPI Semiconductor Corp. 88,000 567,652
#Userjoy Technology Co., Ltd. 61,982 147,323
#USI Corp. 935,000 358,016
* Usun Technology Co., Ltd. 54,000 85,453
#Utechzone Co., Ltd. 70,000 238,004
#UVAT Technology Co., Ltd. 31,000 65,605
Value Valves Co., Ltd. 46,000 119,422
#Vanguard International
Semiconductor Corp. 1,086,640 4,954,968
#Ventec International Group
Co., Ltd. 145,000 413,759
VIA Labs, Inc. 37,000 91,942
#Via Technologies, Inc. 344,000 567,321
#Viking Tech Corp. 77,000 139,711
#Visco Vision, Inc. 63,000 340,324
VisEra Technologies Co., Ltd. 147,000 1,331,268
#Visual Photonics Epitaxy Co.,
Ltd. 189,000 1,008,961
Vivotek , Inc. 40,000 125,961
Vizionfocus , Inc. 47,000 261,360
Voltronic Power Technology
Corp. 5,000 135,526
#*Wafer Works Corp. 1,048,747 1,231,370
#Waffer Technology Corp. 384,983 705,863
#Wah Hong Industrial Corp. 96,000 126,597
Wah Lee Industrial Corp. 222,000 878,265
#Walsin Lihwa Corp. 3,071,753 4,245,988
#Walton Advanced
Engineering, Inc. 451,000 1,136,457
Wan Hai Lines, Ltd. 803,000 1,875,453
*We & Win Development Co.,
Ltd. 206,000 68,405
We&Win Diversification Co.,
Ltd. 151,940 104,528
*WEI Chih Steel Industrial Co.,
Ltd. 210,000 134,128
Wei Chuan Foods Corp. 458,000 212,482
#Weikeng Industrial Co., Ltd. 747,000 731,096
#Well Shin Technology Co.,
Ltd. 111,000 180,591
Welldone Co. 90,000 139,562
WELLELL, Inc. 14,000 10,276
#Weltrend Semiconductor 184,000 305,205
#Wendell Industrial Co., Ltd. 34,000 153,416
*Wha Yu Industrial Co., Ltd. 106,000 48,840
Wholetech System Hitech, Ltd. 68,000 284,144
#Win Semiconductors Corp. 575,000 4,284,636
Shares Value
TAIWAN — (Continued)
*Winbond Electronics Corp. 2,303,000 $ 9,403,734
#Winmate, Inc. 57,000 262,631
#Winstek Semiconductor Co.,
Ltd. 155,000 687,083
WinWay Technology Co., Ltd. 10,000 1,240,864
Wisdom Marine Lines Co., Ltd. 950,000 2,134,255
#Wiselink Co., Ltd. 53,763 335,698
#Wistron Corp. 1,771,000 7,343,994
#WITS Corp. 57,176 221,655
Wiwynn Corp. 51,000 5,793,613
WNC Corp. 517,890 3,044,476
#Wonderful Hi-Tech Co., Ltd. 430,000 646,298
Wowprime Corp. 166,686 1,128,189
WPG Holdings, Ltd. 978,000 1,998,265
WT Microelectronics Co., Ltd. 610,027 3,023,966
XAC Automation Corp. 76,000 61,099
#XinTec, Inc. 232,000 1,231,141
X-Legend Entertainment Co.,
Ltd. 19,000 62,488
Xxentria Technology Materials
Corp. 155,420 188,163
Ya Horng Electronic Co., Ltd. 58,000 100,445
Yageo Corp. 1,059,384 9,341,565
Yankey Engineering Co., Ltd. 60,532 1,140,625
#*YC INOX Co., Ltd. 462,729 331,571
YCC Parts Manufacturing Co.,
Ltd. 20,000 27,137
#Yea Shin International
Development Co., Ltd. 374,420 292,683
*Yeh-Chiang Technology Corp. 14,000 12,367
Yem Chio Co., Ltd. 685,520 294,074
Yen Sun Technology Corp. 67,000 107,728
*Yeong Guan Energy
Technology Group Co., Ltd. 94,818 51,522
#YFC-Boneagle Electric Co.,
Ltd. 134,000 120,076
YFY, Inc. 342,000 271,687
* Yieh Hsing Enterprise Co.,
Ltd. 25,000 7,174
* Yieh Phui Enterprise Co., Ltd. 1,069,735 528,579
#*Young Optics, Inc. 57,000 98,170
Youngtek Electronics Corp. 175,000 396,489
Yuan High-Tech Development
Co., Ltd., Class A 4,000 19,828
Yuanta Financial Holding Co.,
Ltd. 5,840,179 7,989,187
Yuanta Futures Co., Ltd. 127,358 380,010
#Yuen Foong Yu Consumer
Products Co., Ltd. 130,000 158,627
#Yulon Motor Co., Ltd. 844,536 833,265
#Yungshin Construction &
Development Co., Ltd. 67,000 126,250
#YungShin Global Holding
Corp. 257,000 454,874
Yusin Holding Corp. 46,002 100,862
Zeng Hsing Industrial Co., Ltd. 70,297 214,889
#Zenitron Corp. 218,000 318,653
#Zero One Technology Co.,
Ltd. 311,000 1,101,891

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Zhen Ding Technology
Holding, Ltd. 805,000 $ 5,000,874
#*Zhong Yang Technology
Co., Ltd. 81,000 95,234
*Zig Sheng Industrial Co., Ltd. 416,000 117,252
ZillTek Technology Corp. 35,000 204,639
#*Zinwell Corp. 575,000 749,126
Zippy Technology Corp. 148,000 236,555
#Zyxel Group Corp. 575,365 666,414
TOTAL TAIWAN 1,655,350,639
THAILAND — (1.0%)
AAPICO Hitech PCL, Class F 211,300 87,300
*Absolute Clean Energy PCL,
Class F 2,992,000 122,666
Advanced Info Service PCL
- NVDR 307,300 3,408,476
Advanced Info Service PCL,
Class F 83,200 922,829
Advanced Information
Technology PCL - NVDR 23,700 3,751
Advanced Information
Technology PCL, Class F 912,700 144,454
After You PCL 179,700 28,213
After You PCL - NVDR 26,600 4,176
#Airports of Thailand PCL
- NVDR 93,200 148,842
Airports of Thailand PCL,
Class F 779,000 1,244,073
#Amata Corp. PCL - NVDR 1,145,500 567,926
Amata Corp. PCL, Class F 731,600 362,719
AP Thailand PCL 1,417,800 407,789
#AP Thailand PCL - NVDR 1,941,600 558,445
*Asia Aviation PCL - NVDR 1,875,300 68,539
Asia Plus Group Holdings
PCL, Class F 2,518,400 168,080
Asian Alliance International
PCL - NVDR, Class R 115,600 15,504
Asian Alliance International
PCL, Class F 511,400 68,588
Asian Sea Corp. PCL - NVDR 8,500 2,013
Asian Sea Corp. PCL, Class F 444,600 105,268
#Asset World Corp. PCL,
Class F 4,636,900 321,260
* Assetwise PCL, Class F 320,200 61,567
Aurora Design PCL, Class F 194,800 80,483
B Grimm Power PCL - NVDR,
Class R 835,500 339,882
B Grimm Power PCL, Class F 207,101 84,249
Bangchak Corp. PCL - NVDR 939,200 902,933
Bangchak Corp. PCL, Class F 96,723 92,988
Bangkok Airways PCL 299,600 145,682
Bangkok Airways PCL - NVDR 196,800 95,695
Bangkok Aviation Fuel
Services PCL, Class F 42,800 11,766
Bangkok Bank PCL - NVDR 516,300 2,592,576
Bangkok Bank PCL, Class F 48,400 243,038
Bangkok Chain Hospital PCL
- NVDR 156,600 50,267
Shares Value
THAILAND — (Continued)
Bangkok Chain Hospital PCL,
Class F 344,500 $ 110,582
Bangkok Dusit Medical
Services PCL - NVDR 3,352,500 2,141,594
#Bangkok Expressway &
Metro PCL - NVDR, Class R 664,900 110,940
#Bangkok Expressway &
Metro PCL, Class F 356,800 59,533
Bangkok Land PCL - NVDR 35,700 511
Bangkok Land PCL, Class F 16,299,159 233,104
Banpu PCL - NVDR 2,300,300 391,121
Banpu PCL, Class F 6,297,600 1,070,782
BCPG PCL 774,300 174,719
#BCPG PCL - NVDR 74,300 16,766
BEC World PCL - NVDR 46,600 2,725
#Berli Jucker PCL, Class F 988,100 455,346
Betagro PCL, Class A 1,154,700 623,865
*Beyond Securities PCL, Class
F 1,828,700 29,059
BKI Holdings PCL 48,020 459,368
BKI Holdings PCL - NVDR 100 957
Bluebik Group PCL, Class F 105,800 50,773
Brooker Group PCL (The) 713,200 4,760
#*BTS Group Holdings PCL 5,707,401 395,428
*BTS Group Holdings PCL
- NVDR 1,410,600 97,731
Bumrungrad Hospital PCL
- NVDR 108,900 579,716
Bumrungrad Hospital PCL,
Class F 82,500 439,179
#Cal-Comp Electronics
Thailand PCL 4,542,241 690,034
#Cal-Comp Electronics
Thailand PCL - NVDR 10,616 1,613
Carabao Group PCL, Class F 52,200 71,751
Central Pattana PCL - NVDR 49,600 91,034
Central Pattana PCL, Class F 531,700 975,868
Central Plaza Hotel PCL,
Class F 413,300 463,017
Central Retail Corp. PCL,
Class F 369,300 231,216
CH Karnchang PCL - NVDR 75,600 30,033
CH Karnchang PCL, Class F 1,079,200 428,730
Charoen Pokphand Foods
PCL - NVDR 1,551,800 1,020,889
Charoen Pokphand Foods
PCL, Class F 785,400 516,694
Chularat Hospital PCL 715,500 35,701
#Chularat Hospital PCL
- NVDR 3,919,300 195,560
CK Power PCL - NVDR 4,100 297
CK Power PCL, Class F 1,405,200 101,823
Com7 PCL - NVDR 62,000 43,153
Com7 PCL, Class F 496,800 345,778
CP ALL PCL - NVDR 649,300 897,650
CP ALL PCL, Class F 890,200 1,230,691
#CP AXTRA PCL, Class F 584,001 274,693
Delta Electronics Thailand PCL 62,100 404,592

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Delta Electronics Thailand
PCL - NVDR 102,500 $ 667,806
Dhipaya Group Holdings PCL,
Class F 457,000 293,386
Diamond Building Products
PCL 319,400 51,262
#Dohome PCL - NVDR 492,719 55,121
Dohome PCL, Class F 1,100,100 123,068
Don Muang Tollway PCL,
Class F 593,700 200,007
Dynasty Ceramic PCL - NVDR 11,200 434
Dynasty Ceramic PCL, Class F 2,874,389 111,449
Eastern Polymer Group PCL 1,091,055 111,654
Eastern Polymer Group PCL
- NVDR 7,600 778
Eastern Water Resources
Development and
Management PCL, Class F 228,700 13,955
Ekachai Medical Care PCL 319,609 50,585
Electricity Generating PCL 71,700 267,750
#Electricity Generating PCL
- NVDR 28,200 105,308
*Energy Absolute PCL 3,782,700 329,401
*Energy Absolute PCL - NVDR 4,641,000 404,142
Erawan Group PCL (The) 3,152,400 254,476
Erawan Group PCL (The)
- NVDR 48,800 3,939
Exotic Food PCL - NVDR 400 179
Exotic Food PCL, Class F 31,600 14,161
#*Forth Corp. PCL 305,500 56,313
*Forth Corp. PCL - NVDR 2,900 535
Forth Smart Service PCL
- NVDR 7,000 1,379
Forth Smart Service PCL,
Class F 502,200 98,956
Frasers Property Thailand PCL
- NVDR, Class R 1,000 192
GFPT PCL 856,300 259,897
#GFPT PCL - NVDR 465,100 141,163
Global Power Synergy PCL
- NVDR 4,000 4,513
Global Power Synergy PCL,
Class F 179,700 202,744
*Gulf Development PCL -
NVDR, Class R 267,373 397,257
*Gulf Development PCL, Class
F 293,285 435,756
Gunkul Engineering PCL 3,610,001 208,810
#Gunkul Engineering PCL
- NVDR 647,800 37,470
Haad Thip PCL - NVDR 400 192
Haad Thip PCL, Class F 359,300 172,427
#Hana Microelectronics PCL,
Class F 766,700 426,418
Home Product Center PCL 4,430,700 999,777
Home Product Center PCL
- NVDR 337,100 76,066
Humanica PCL, Class F 161,800 25,505
#Ichitan Group PCL - NVDR 422,700 186,732
Shares Value
THAILAND — (Continued)
Ichitan Group PCL, Class F 229,300 $ 101,296
Index Livingmall PCL, Class F 217,400 91,893
#Indorama Ventures PCL
- NVDR 102,700 66,584
Indorama Ventures PCL,
Class F 914,100 592,647
#IRPC PCL 12,191,901 449,471
I-TAIL Corp. PCL, Class F 277,600 151,747
*Italian-Thai Development
PCL, Class F 5,747,976 40,189
#*Jasmine Technology
Solution PCL, Class A 66,200 112,560
#Karmarts PCL - NVDR 976,966 274,786
Karmarts PCL, Class F 131,483 36,982
Kasikornbank PCL 92,500 552,678
Kasikornbank PCL - NVDR 23,400 139,813
KCE Electronics PCL - NVDR 1,053,400 629,395
KCE Electronics PCL, Class F 11,700 6,991
KGI Securities Thailand PCL
- NVDR 16,300 2,134
KGI Securities Thailand PCL,
Class F 1,919,000 251,272
Khon Kaen Sugar Industry
PCL - NVDR 5,200 203
Khon Kaen Sugar Industry
PCL, Class F 1,185,780 46,353
Kiatnakin Phatra Bank PCL
- NVDR 68,700 157,203
#Kiatnakin Phatra Bank PCL,
Class F 207,900 475,729
Klinique Medical Clinic PCL
(The), Class F 33,300 24,341
Krung Thai Bank PCL - NVDR 258,500 232,087
Krung Thai Bank PCL, Class F 1,151,443 1,033,792
Lalin Property PCL - NVDR 1,500 225
Land & Houses PCL - NVDR 1,422,900 176,365
Land & Houses PCL, Class F 1,898,200 235,277
Lanna Resources PCL 248,000 122,956
LH Financial Group PCL -
NVDR, Class R 4,900 153
LH Financial Group PCL,
Class F 4,148,200 129,199
LPN Development PCL 1,452,100 72,455
LPN Development PCL
- NVDR 4,000 200
Major Cineplex Group PCL 179,400 37,630
MBK PCL 550,600 314,979
MC Group PCL - NVDR 227,900 84,018
MC Group PCL, Class F 209,000 77,051
MCS Steel PCL 515,900 140,186
MCS Steel PCL - NVDR 5,400 1,467
Mega Lifesciences PCL 169,600 194,044
Mega Lifesciences PCL
- NVDR 182,700 209,032
Minor International PCL
- NVDR 1,760,000 1,280,915
Minor International PCL, Class
F 318,700 231,948

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
#MK Restaurants Group PCL
- NVDR 125,100 $ 74,746
MK Restaurants Group PCL,
Class F 300,300 179,426
*Mono Next PCL - NVDR,
Class R1 312,800 11,333
*Mono Next PCL, Class F 956,600 34,658
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 29,800 32,911
Moshi Moshi Retail Corp. PLC,
Class F 13,700 15,130
Namyong Terminal PCL 424,100 42,592
Netbay PCL - NVDR 20,600 14,207
Netbay PCL, Class F 84,100 58,000
Northeast Rubber PCL -
NVDR, Class R 329,100 49,995
Northeast Rubber PCL, Class
F 1,606,900 244,112
NSL Foods PCL - NVDR,
Class R 52,900 38,837
NSL Foods PCL, Class F 83,500 61,301
Origin Property PCL, Class F 960,500 52,505
Osotspa PCL - NVDR 75,500 42,471
Osotspa PCL, Class F 414,900 233,394
#Plan B Media PCL, Class F 1,707,100 197,484
Polyplex Thailand PCL, Class
A 515,600 132,730
#Praram 9 Hospital PCL -
NVDR, Class R 249,900 150,901
Praram 9 Hospital PCL, Class
F 279,850 168,986
Precious Shipping PCL
- NVDR 875,800 176,747
Precious Shipping PCL, Class
F 236,600 47,749
Premier Marketing PCL 228,400 87,106
Premier Marketing PCL
- NVDR 4,100 1,564
#Prima Marine PCL - NVDR,
Class R 538,200 122,299
Prima Marine PCL, Class R 552,600 125,571
*Property Perfect PCL 4,473,200 7,108
Pruksa Holding PCL 731,600 83,704
Pruksa Holding PCL - NVDR 2,400 275
#PTG Energy PCL - NVDR 773,300 185,553
PTG Energy PCL, Class F 1,135,600 272,486
#PTT Exploration & Production
PCL - NVDR 513,400 1,998,776
#PTT Global Chemical PCL
- NVDR 470,200 369,107
#PTT Global Chemical PCL,
Class F 347,000 272,395
PTT Oil & Retail Business
PCL, Class F 1,152,100 497,968
PTT PCL - NVDR 7,473,200 8,075,284
#Quality Houses PCL - NVDR 497,200 20,384
Quality Houses PCL, Class F 9,238,451 378,757
R&B Food Supply PCL, Class
F 226,900 22,355
Shares Value
THAILAND — (Continued)
Rajthanee Hospital PCL 113,800 $ 46,294
Rajthanee Hospital PCL
- NVDR 11,900 4,841
#Ratch Group PCL - NVDR 309,750 305,173
Ratch Group PCL, Class F 112,600 110,936
Ratchaphruek Hospital PCL 408,700 63,646
Regional Container Lines PCL
- NVDR 13,800 12,061
Regional Container Lines PCL,
Class F 424,300 370,833
Rojana Industrial Park PCL
- NVDR 332,400 48,595
Rojana Industrial Park PCL,
Class F 1,016,500 148,606
S Hotels & Resorts PCL, Class
F 1,657,753 87,985
Sabina PCL 142,300 72,360
Samart Corp. PCL 442,500 82,973
Samart Corp. PCL - NVDR 121,900 22,857
#Sansiri PCL 2,656,000 115,643
Sansiri PCL - NVDR 17,121,000 745,456
#Sappe PCL - NVDR 41,900 43,944
SC Asset Corp. PCL 2,189,023 118,965
SC Asset Corp. PCL - NVDR 114,300 6,212
SCB X PCL 266,500 1,147,648
SCB X PCL - NVDR 30,800 132,636
*<SCG Ceramics PCL 342,500 2,068
SCG Packaging PCL, Class F 774,700 492,420
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 1,331 131
Sermsang Power Corp. Co.,
Ltd., Class R 311,670 30,706
#Siam Cement PCL (The) 210,100 1,375,516
Siam Cement PCL (The)
- NVDR 73,900 483,820
#Siam Global House PCL 1,036,200 227,230
Siam Global House PCL
- NVDR 146,600 32,148
Siam Wellness Group PCL
- NVDR 51,600 4,920
Siam Wellness Group PCL,
Class F 574,950 54,818
Siamgas & Petrochemicals
PCL 190,300 44,150
Siamgas & Petrochemicals
PCL - NVDR 2,400 557
Sikarin PCL, Class F 175,500 40,438
Singha Estate PCL 2,888,400 44,063
SiS Distribution Thailand PCL,
Class F 64,100 41,151
SISB PCL, Class F 175,100 57,875
*SKY ICT PCL, Class F 71,345 24,035
SPCG PCL 593,675 181,131
SPCG PCL - NVDR 1,800 549
#Sri Trang Agro-Industry PCL
- NVDR 1,152,200 468,716
#Sri Trang Gloves Thailand
PCL, Class F 1,568,177 446,057

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
#Srinanaporn Marketing PCL,
Class F 213,000 $ 48,401
Srithai Superware PCL, Class
F 349,600 11,555
Srivichai Vejvivat PCL 150,100 39,117
Star Petroleum Refining PCL 2,432,900 521,916
*Stella X PCL 4,837,700 27,675
*STP&I PCL 1,280,200 186,344
Supalai PCL 918,000 530,990
#Supalai PCL - NVDR 516,300 298,638
*Super Energy Corp. PCL -
NVDR, Class R 32,600 114
*Super Energy Corp. PCL,
Class F 33,583,391 117,406
Susco PCL - NVDR 258,700 18,088
Susco PCL, Class F 527,500 36,882
#SVI PCL 475,600 111,097
Synnex Thailand PCL 139,500 43,670
TAC Consumer PCL 621,600 107,666
#Taokaenoi Food & Marketing
PCL, Class F 857,300 110,619
Thai Coconut PCL - NVDR,
Class R 16,000 2,771
Thai Coconut PCL, Class F 370,400 64,156
Thai Life Insurance PCL 743,700 281,266
Thai Oil PCL 785,600 1,067,357
Thai Oil PCL - NVDR 41,600 56,520
#Thai Union Group PCL
- NVDR 109,500 41,065
Thai Union Group PCL, Class
F 1,446,500 542,466
Thai Vegetable Oil PCL, Class
F 456,620 339,581
#*Thaicom PCL 252,600 73,857
* Thaicom PCL - NVDR 46,100 13,479
#Thaifoods Group PCL
- NVDR 5,100 772
Thaifoods Group PCL, Class F 2,862,600 433,052
Thaitheparos PCL - NVDR 300 381
*Thonburi Healthcare Group
PCL, Class F 297,820 81,400
Thoresen Thai Agencies PCL
- NVDR 408,600 54,800
Thoresen Thai Agencies PCL,
Class F 1,893,500 253,951
Tipco Asphalt PCL - NVDR 223,600 100,199
Tipco Asphalt PCL, Class F 451,400 202,280
Tisco Financial Group PCL
- NVDR 121,800 435,484
Tisco Financial Group PCL,
Class F 72,200 258,144
TKS Technologies PCL 134,400 26,483
TKS Technologies PCL
- NVDR 7,440 1,466
#TMBThanachart Bank PCL 2,954,900 189,700
TMBThanachart Bank PCL
- NVDR 4,012,400 257,589
TOA Paint Thailand PCL 365,401 168,387
Shares Value
THAILAND — (Continued)
TOA Paint Thailand PCL
- NVDR 1,000 $ 461
TPI Polene PCL - NVDR 19,900 462
TPI Polene PCL, Class F 5,140,293 119,257
TPI Polene Power PCL 3,114,400 181,133
Triple i Logistics PCL 422,000 52,038
True Corp. PCL - NVDR, Class
R 4,531,391 1,670,559
True Corp. PCL, Class F 972,300 358,452
TTW PCL 833,932 243,832
Union Auction PCL - NVDR 600 99
Union Auction PCL, Class F 266,500 44,043
United Paper PCL - NVDR,
Class R 1,100 264
United Paper PCL, Class R 224,200 53,797
Univanich Palm Oil PCL
- NVDR 2,100 854
Univanich Palm Oil PCL, Class
F 695,200 282,808
WHA Corp. PCL - NVDR 2,134,800 234,750
WHA Corp. PCL, Class F 2,872,100 315,826
WHA Utilities and Power PCL 115,300 16,710
TOTAL THAILAND 77,583,821
TURKEY — (0.8%)
Afyon Cimento Sanayi TAS 287,039 96,818
Agesa Hayat ve Emeklilik A/S 30,050 173,595
* Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 238,549 145,458
Akbank TAS 2,801,112 5,986,411
Akcansa Cimento A/S 63,858 285,135
* Akfen Yenilenebilir Enerji A/S 547,560 235,429
Aksa Akrilik Kimya Sanayii A/S 1,413,294 360,047
*Aksa Enerji Uretim A/S, Class
B 268,498 454,983
* Aksigorta A/S 439,354 83,643
#Alarko Holding A/S 486,605 1,208,334
Albaraka Turk Katilim Bankasi
A/S 3,337,979 709,157
* Alkim Alkali Kimya A/S 146,434 65,318
Anadolu Anonim Turk Sigorta
Sirketi 596,594 392,038
#Anadolu Efes Biracilik Ve
Malt Sanayii A/S 960,568 424,270
Anadolu Hayat Emeklilik A/S 47,628 135,572
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 51,932 72,180
#*Arcelik A/S 39,247 102,872
ARD Grup Bilisim Teknolojileri
A/S 298,229 323,652
Aselsan Elektronik Sanayi Ve
Ticaret A/S 198,962 1,387,259
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 121,765 447,390
Aygaz A/S 1 5
* Bagfas Bandirma Gubre
Fabrikalari A/S 113,217 77,834

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
A/S 16,819 $ 17,804
#*Baticim Bati Anadolu
Cimento Sanayii A/S 1,708,011 189,681
* BatiSoke Soke Cimento
Sanayii TAS 51,404 32,290
*Bera Holding A/S 1,045,089 433,007
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 322,835 106,443
*Bien Yapi Urunleri Sanayi
Turizm ve Ticaret A/S 50,506 27,870
BIM Birlesik Magazalar A/S 135,580 2,069,905
#*Biotrend Cevre VE Enerji
Yatirimlari A/S 229,974 100,836
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 5,078 75,191
Borusan Yatirim ve Pazarlama
A/S 641 33,927
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 5,867 21,302
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 41,860 87,681
Bursa Cimento Fabrikasi A/S 890,226 142,870
*Can2 Termik A/S 14,980,933 723,344
Celebi Hava Servisi A/S 1,285 53,743
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 233,457 66,131
#Cimsa Cimento Sanayi VE
Ticaret A/S 278,559 329,526
#Coca-Cola Icecek A/S 325,941 538,833
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 181,326 135,164
*Dap Gayrimenkul Gelistirme
A/S, Class C 177,200 44,165
* Dardanel Onentas Gida
Sanayi A/S 3,211,976 180,198
*Deva Holding A/S 48,133 73,983
#Dogan Sirketler Grubu
Holding A/S 1,433,770 716,021
Dogu Aras Enerji Yatirimlari
A/S 66,552 125,782
#Dogus Otomotiv Servis ve
Ticaret A/S 164,351 866,489
EGE Endustri VE Ticaret A/S 554 94,387
EGE Gubre Sanayii A/S 73,117 158,784
ΩEnerjisa Enerji A/S 83,175 200,229
Enerya Enerji A/S 113,687 25,930
* Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 19,804 95,167
Eregli Demir ve Celik
Fabrikalari TAS 1,597,706 1,035,200
Escar Turizm Tasimacilik
Ticaret A/S 100,331 64,500
* Esenboga Elektrik Uretim A/S 1,520,440 137,388
Europap Tezol Kagit Sanayi
VE Ticaret A/S 69,677 20,506
* Europen Endustri Insaat
Sanayi VE Ticaret A/S 1,176,340 136,047
Shares Value
TURKEY — (Continued)
Ford Otomotiv Sanayi A/S 24,050 $ 62,873
Galata Wind Enerji A/S 198,308 120,647
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 15,512 42,977
Gentas Genel Metal Sanayi ve
Ticaret A/S 47,945 13,890
* Gezinomi Seyahat Turizm
Ticaret A/S 23,004 24,299
* Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 156,262 199,224
Global Yatirim Holding A/S 2,465,904 832,884
Goknur Gida Maddeleri Ithalat
Ihracat Ticaret Ve Sanayi A/S 146,850 76,578
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 11,667 95,968
* Gubre Fabrikalari TAS 13,953 154,151
* Hektas Ticaret TAS – –
* Hitit Bilgisayar Hizmetleri A/S 57,734 60,133
*HUN Yenilenebilir Enerji
Uretim A/S 914,223 68,526
* Ihlas Holding A/S 3,308,579 174,206
* Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 605,748 121,310
Is Yatirim Menkul Degerler A/S 410,478 453,586
* Izdemir Enerji Elektrik Uretim
A/S 898,930 196,973
*Izmir Demir Celik Sanayi A/S 961,392 161,365
Jantsa Jant Sanayi Ve Ticaret
A/S 57,610 26,214
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 98,147 89,769
* Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 2,995,497 2,001,479
* Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 177,291 114,954
*Karel Elektronik Sanayi ve
Ticaret A/S 1 –
* Karsan Otomotiv Sanayii Ve
Ticaret A/S 112,527 25,692
* Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 6,936,313 468,881
*Kayseri Seker Fabrikasi A/S 479,658 54,040
KOC Holding A/S 355,717 1,698,743
Kocaer Celik Sanayi Ve
Ticaret A/S 87,489 23,194
*Konya Cimento Sanayii A/S 672 69,916
LDR Turizm A/S 71,640 118,597
Logo Yazilim Sanayi Ve
Ticaret A/S 65,178 247,570
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 186,028 75,793
* Loras Holding A.S 1,302,973 127,324
* Margun Enerji Uretim Sanayi
VE Ticaret A/S 424,433 403,038
*Marmara Holding A/S 305,636 18,271
Matriks Finansal Teknolojiler
A/S 1 –

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
Ω#Mavi Giyim Sanayi Ve
Ticaret A/S, Class B 683,921 $ 760,150
*Mega Metal Sanayi VE
Ticaret A/S 11,148 16,840
*Menderes Tekstil Sanayi ve
Ticaret AS 303,135 105,523
#*MIA Teknoloji A/S 141,418 120,373
Migros Ticaret A/S 54,918 804,342
Ω*MLP Saglik Hizmetleri A/S,
Class B 54,828 595,019
Naturelgaz Sanayi ve Ticaret
A/S 320,480 84,666
*NET Holding A/S 240,235 265,244
Nuh Cimento Sanayi A/S 32,834 181,411
*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 2,520,252 335,513
* Orge Enerji Elektrik Taahhut
A/S 57,520 94,759
Osmanli Yatirim Menkul
Degerler A/S 1 –
* Otokar Otomotiv Ve Savunma
Sanayi A.S. 6,810 67,642
#Oyak Cimento Fabrikalari A/S 682,208 432,925
* Parsan Makina Parcalari
Sanayii A/S 39,614 90,991
#*Pegasus Hava Tasimaciligi
A/S 311,826 1,459,028
* Peker Gayrimenkul Yatirim
Ortakligi A/S 2,216,376 509,091
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 245,000 79,259
* Petkim Petrokimya Holding
A/S 2,279,296 966,381
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S 85,823 42,189
* Polisan Holding A/S 362,808 152,156
* Politeknik Metal Sanayi ve
Ticaret A/S, Class A 316 45,828
*Qua Granite Hayal 2,838,269 171,631
*Ral Yatirim Holding A/S 70,326 303,507
* Reysas Tasimacilik ve Lojistik
Ticaret A/S 158,683 67,133
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 177,017 189,014
#*Sasa Polyester Sanayi A/S 1,664,204 97,574
Sekerbank Turk A/S 4,477,374 940,928
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 51,061 94,333
* Sok Marketler Ticaret A/S 195,865 292,047
SUN Tekstil Sanayi Ve Ticaret
A/S 37,830 36,984
Suwen Tekstil Sanayi
Pazarlama A/S 156,238 32,223
* Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 76,942 46,881
#*TAV Havalimanlari Holding
A/S 177,880 1,422,266
Tekfen Holding A/S 240,445 424,308
Shares Value
TURKEY — (Continued)
*Tera Yatirim Menkul Degerler
A/S 2,243 $ 10,650
Tofas Turk Otomobil Fabrikasi
A/S 62,349 467,341
* Tukas Gida Sanayi ve Ticaret
A/S 6,689,331 446,033
* Tumosan Motor ve Traktor
Sanayi A/S 54,947 142,761
Turcas Holding A/S 81,628 88,399
#*Turk Altin Isletmeleri A/S 77,814 97,687
Turk Hava Yollari AO 403,225 2,818,433
*Turk Telekomunikasyon A/S 628,432 960,874
Turk Traktor ve Ziraat
Makineleri A/S 5,358 72,987
Turkcell Iletisim Hizmetleri A/S 1,235,926 3,321,954
Turkcell Iletisim Hizmetleri A/S,
Sponsored ADR 40,975 272,894
Turkiye Garanti Bankasi A/S 318,736 1,182,094
Turkiye Is Bankasi A/S 4,106,056 1,572,847
Turkiye Petrol Rafinerileri A/S 1,001,021 5,634,317
Turkiye Sigorta A/S 1,063,018 298,186
Turkiye Sise ve Cam
Fabrikalari A/S 657,190 687,526
#*Turkiye Vakiflar Bankasi
TAO 1,735,875 1,456,793
#Ulker Biskuvi Sanayi A/S 520,799 1,621,345
* Usak Seramik Sanayii AS 1,259,871 83,716
* Yapi ve Kredi Bankasi A/S 2,188,918 2,067,505
* Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 184,664 204,057
* Yayla Agro Gida Sanayi VE
Nakliyat A/S 619,766 182,542
*YEO Teknoloji Enerji VE
Endustri A/S 43,137 43,145
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 360,639 197,516
#*Zorlu Enerji Elektrik Uretim
A/S, Class H 300,862 22,828
TOTAL TURKEY 66,033,378
UNITED ARAB EMIRATES — (1.4%)
Abu Dhabi Commercial Bank
PJSC 1,768,654 7,329,561
Abu Dhabi Islamic Bank PJSC 1,225,529 8,122,031
Abu Dhabi National Hotels 3,522,416 419,124
Abu Dhabi National Insurance
Co. PSC 7,110 15,468
Abu Dhabi National Oil Co. for
Distribution PJSC 2,044,867 2,282,808
*Abu Dhabi Ports Co. PJSC 988,456 1,388,761
Abu Dhabi Ship Building Co.
PJSC 56,725 125,106
ADNOC Drilling Co. PJSC 1,701,119 2,468,780
ADNOC Logistics & Services 952,567 1,455,053
Agthia Group PJSC 471,947 475,461
Air Arabia PJSC 2,591,577 3,514,098
Ajman Bank PJSC 1,488,187 599,708
Aldar Properties PJSC 1,244,145 3,248,703
*Alpha Dhabi Holding PJSC 196,858 478,122
Amanat Holdings PJSC 1,462,962 513,858

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
UNITED ARAB EMIRATES — (Continued)
Americana Restaurants
International PLC - Foreign Co. 1,476,000 $ 626,948
*Apex Investment Co. PSC 441,802 405,394
*Bank of Sharjah 1,092,958 377,944
Burjeel Holdings PLC 695,937 238,760
Dana Gas PJSC 8,000,385 2,034,596
Deyaar Development PJSC 1,924,064 534,368
Dubai Electricity & Water
Authority PJSC 1,290,939 1,061,532
Dubai Financial Market PJSC 2,401,818 1,085,597
Dubai Investments PJSC 3,123,970 3,402,415
Dubai Islamic Bank PJSC 2,495,229 6,563,085
Emaar Development PJSC 1,144,517 5,360,078
Emaar Properties PJSC 5,152,593 21,044,449
Emirates Central Cooling
Systems Corp. 1,076,595 515,924
Emirates Driving Co. 282,852 249,531
Emirates Integrated
Telecommunications Co. PJSC 309,465 867,899
Emirates NBD Bank PJSC 1,505,691 12,750,191
*Emirates Reem Investments
PJSC 54,194 38,071
Emirates Telecommunications
Group Co. PJSC 698,771 3,748,190
*EMSTEEL Building Materials
PJSC 1,378,294 435,332
Fertiglobe PLC 1,219,180 899,617
First Abu Dhabi Bank PJSC 1,474,492 7,467,510
* Ghitha Holding PJSC 46,547 213,683
*Gulf Navigation Holding PJSC 439,374 269,177
*Gulf Pharmaceutical
Industries PSC 453,976 143,387
* Manazel PJSC 1,688,348 139,292
* Modon Holding PSC 1,195,947 1,100,650
National Bank of Ras Al-
Khaimah PSC (The), Class K 12,536 31,881
National Central Cooling Co.
PJSC 500,530 408,857
*National Corp. for Tourism &
Hotels 231,311 103,920
NMDC Group PJSC 143,296 802,191
Palms Sports PrJSC 159,354 358,830
Parkin Co. PJSC 165,182 277,953
* Presight AI Holding PLC 286,246 262,658
*RAK Properties PJSC 2,499,684 884,808
Ras Al Khaimah Ceramics
PJSC 690,585 477,608
Salik Co. PJSC 1,241,075 2,155,952
Sharjah Islamic Bank 2,681,052 2,606,117
*SHUAA CAPITAL PSC, Class
A 1,879,468 119,237
Taaleem Holdings PJSC 154,713 176,507
Shares Value
UNITED ARAB EMIRATES — (Continued)
TECOM Group PJSC 494,197 $ 505,951
*Union Properties PJSC 3,345,952 792,610
TOTAL UNITED ARAB
EMIRATES 113,975,342
TOTAL COMMON STOCKS 7,711,678,823
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Alpargatas SA 2.810% 172,700 474,009
Axia Energia 7.130% 63,500 701,155
Banco do Estado do Rio
Grande do Sul SA, Class B
0.480% 404,549 1,391,626
Banco Pine SA 0.310% 142,405 363,659
Cia Energetica de Minas
Gerais 7.010% 989,165 2,168,944
Energisa SA 4.000% 209 382
Gerdau SA 2.770% 90,110 385,875
Itau Unibanco Holding SA
6.410% 1,128,200 9,804,722
Marcopolo SA 14.030% 1,050,838 1,294,593
Petroleo Brasileiro SA -
Petrobras 3.120% 3,633,800 26,207,808
Randoncorp SA 0.730% 111,819 137,543
Schulz SA 5.470% 192,247 196,082
Track & Field Co. SA 0.180% 22,095 65,835
Unipar Carbocloro SA
19.830% 27,200 326,625
TOTAL BRAZIL 43,518,858
COLOMBIA — (0.0%)
Grupo Argos SA 4.720% 32,858 130,553
Grupo Aval Acciones y Valores
SA 2.830% 877,330 213,981
Grupo Cibest SA 5.170% 13,210 271,793
Grupo de Inversiones
Suramericana SA 2.880% 53,967 766,221
TOTAL COLOMBIA 1,382,548
TOTAL PREFERRED
STOCKS 44,901,406
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
02/11/26 7,779 10,583
*Banco BMG SA 03/02/26 17,216 2,630
TOTAL BRAZIL 13,213
CHINA — (0.0%)
* Jutal Offshore Oil 02/26/26 189,666 8,743
TOTAL CHINA 8,743
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 908,303 18,433
* Lianson Fleet Group BHD
12/31/30 840 –
TOTAL MALAYSIA 18,433

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 21,533 $ 28
TOTAL THAILAND 28
TOTAL RIGHTS/WARRANTS 40,417
TOTAL INVESTMENT SECURITIES — (98.3%)
(Cost $5,085,114,974) 7,756,620,646
SECURITIES LENDING COLLATERAL — (1.7%)
@§The DFA Short Term
Investment Fund 11,856,544 137,180,218
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,222,295,192) $ 7,893,800,864
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $377,469,709 which represented 4.9% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 256,612,729 $ — $ — $ 256,612,729
Cayman Islands ....................... — 92,465 — 92,465
Chile ................................ 38,845,164 — — 38,845,164
China ............................... 2,118,102,409 1,757,488 130,425 2,119,990,322
Colombia ............................ 10,076,444 — — 10,076,444
Czechia ............................. 9,023,571 — — 9,023,571
Egypt ............................... 2,139,549 — — 2,139,549
Greece .............................. 42,833,508 — — 42,833,508
Hong Kong ........................... 308,616 — — 308,616
Hungary ............................. 17,146,733 — — 17,146,733
India ................................ 1,103,737,453 471,629 — 1,104,209,082
Indonesia ............................ 106,896,366 225,495 6,459 107,128,320
Korea, Republic of ..................... 1,160,487,963 24,422 308,773 1,160,821,158
Kuwait .............................. 48,426,803 — 100,857 48,527,660
Malaysia ............................. 100,544,528 — — 100,544,528
Mexico .............................. 126,942,872 — — 126,942,872
Peru ................................ 5,816,559 — — 5,816,559
Philippines ........................... 28,360,643 — — 28,360,643

Dimensional Emerging Markets Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Poland .............................. $ 94,060,953 $ — $ — $ 94,060,953
Qatar ............................... 48,532,849 — — 48,532,849
Saudi Arabia .......................... 208,627,353 — — 208,627,353
South Africa .......................... 268,094,565 — — 268,094,565
Taiwan .............................. 1,655,348,288 — 2,351 1,655,350,639
Thailand ............................. — 77,581,753 2,068 77,583,821
Turkey .............................. 66,033,378 — — 66,033,378
United Arab Emirates ................... 113,975,342 — — 113,975,342
Preferred Stocks
Brazil ............................... 43,518,858 — — 43,518,858
Colombia ............................ 1,382,548 — — 1,382,548
Rights/Warrants
Brazil ............................... 2,631 10,582 — 13,213
China ............................... — 8,743 — 8,743
Malaysia ............................. 18,433 — — 18,433
Thailand ............................. 28 — — 28
Securities Lending Collateral ............... — 137,180,218 — 137,180,218
Total Investments ........................ $7,675,897,136 $217,352,795 $550,933> $7,893,800,864
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional Emerging Markets ex China Core Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.0%)
BRAZIL — (5.1%)
Allied Tecnologia SA 9,500 $ 15,188
Allos SA 15,100 89,120
Alupar Investimento SA 6,636 43,031
Ambev SA 21,600 61,266
#Ambev SA, Sponsored ADR 42,618 118,478
Anima Holding SA 35,100 35,063
Armac Locacao Logistica E
Servicos SA 200 183
Auren Energia SA 6,500 13,980
*Axia Energia 1,078 10,868
Axia Energia 700 7,269
*Axia Energia, ADR 4,283 42,830
#Axia Energia, Sponsored
ADR 16,300 168,216
B3 SA - Brasil Bolsa Balcao 68,900 212,534
Banco ABC Brasil SA 5,900 30,224
ΩBanco BMG SA 415 397
Banco Bradesco SA 800 2,799
Banco Bradesco SA 22,300 90,767
Banco Bradesco SA,
Sponsored ADR 52,100 211,005
Banco BTG Pactual SA 17,766 203,431
Banco do Brasil SA 39,900 192,201
Banco Santander Brasil SA 21,100 146,375
#Banco Santander Brasil SA,
Sponsored ADR 36,000 249,120
BB Seguridade Participacoes
SA 14,800 105,469
Bemobi Mobile Tech SA 200 947
Blau Farmaceutica SA 130 253
Boa Safra Sementes SA 210 349
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 7,400 30,148
BrasilAgro - Co. Brasileira de
Propriedades Agricolas, ADR 200 804
*Brava Energia 5,500 19,855
C&A MODAS SA 13,800 31,445
Caixa Seguridade
Participacoes S/A 700 2,314
Camil Alimentos SA 400 509
*Cia Brasileira de Aluminio 24,500 47,638
*Cia Brasileira de Distribuicao 20,000 14,669
Cia de Ferro Ligas da Bahia
FERBASA 13,100 20,968
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 8,546 229,546
Cia de Saneamento de Minas
Gerais Copasa MG 7,200 70,342
Cia De Sanena Do Parana 2,200 3,702
Cia De Sanena Do Parana 22,200 197,935
Cia De Sanena Do Parana 500 1,089
Cia Energetica de Minas
Gerais 500 1,441
Shares Value
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais, Sponsored ADR 36,300 $ 78,045
#Cia Paranaense de Energia -
Copel, ADR 13,802 139,952
*Cia Siderurgica Nacional SA 60,600 116,557
Cogna Educacao SA 500,830 435,251
Construtora Tenda S/A 11,100 58,515
#*Cosan SA, Class H, ADR 5,175 23,443
CPFL Energia SA 9,400 92,392
Cruzeiro do Sul Educacional
SA 18,700 25,717
Cury Construtora e
Incorporadora SA 12,875 84,964
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 4,417 23,751
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 23,300 133,065
ΩDesktop SA 7,600 21,629
Dexco SA 52,192 57,121
*Diagnosticos da America SA 22,004 17,904
Dimed SA Distribuidora da
Medicamentos 300 758
Direcional Engenharia SA 28,400 75,671
EcoRodovias Infraestrutura e
Logistica SA 21,900 49,442
Embraer SA, Sponsored ADR 1,193 87,638
Empreendimentos Pague
Menos S/A 55,975 70,135
Energisa S/A 11,110 108,245
*Eneva SA 14,500 58,492
Engie Brasil Energia SA 4,620 28,917
Equatorial Energia SA 23,343 182,444
Eternit SA 100 76
Eucatex SA Industria e
Comercio 100 401
Even Construtora e
Incorporadora SA 400 607
EZ Tec Empreendimentos e
Participacoes SA 12,207 35,300
Fleury SA 25,659 81,453
Fras-Le SA 207 961
#Gerdau SA, Sponsored ADR 33,300 142,191
ΩGPS Participacoes e
Empreendimentos SA 21,373 76,500
Grendene SA 26,900 25,484
Grupo Mateus SA 20,200 18,558
Grupo SBF SA 14,600 40,156
Guararapes Confeccoes SA 18,250 34,230
Hospital Mater Dei SA 300 332
Hypera SA 23,200 111,712
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 300 707

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
BRAZIL — (Continued)
Iochpe Maxion SA 16,900 $ 35,572
Irani Papel e Embalagem SA 400 695
*IRB-Brasil Resseguros SA 9,652 106,649
Isa Energia Brasil SA 5,900 31,396
Itau Unibanco Holding SA,
Sponsored ADR 53,816 462,279
*Jalles Machado SA 500 281
*JBS NV 7,850 123,443
JHSF Participacoes SA 56,000 102,148
JSL SA 400 569
Kepler Weber SA 8,642 16,903
Klabin SA 44,628 163,320
Lavvi Empreendimentos
Imobiliarios SA 200 683
Localiza Rent a Car SA 22,900 211,655
*Localiza Rent a Car SA,
Class A 881 7,849
LOG Commercial Properties e
Participacoes SA 100 531
*Log-in Logistica Intermodal
SA 100 621
*Lojas Quero-Quero SA 888 429
Lojas Renner SA 52,120 148,628
ΩLWSA SA 31,000 28,954
M Dias Branco SA 5,000 23,713
Magazine Luiza SA 25,725 48,103
Mahle Metal Leve SA 5,100 33,470
Marcopolo SA 110 126
MBRF Global Foods Co. SA 15,100 53,847
MBRF Global Foods Co. SA,
ADR 11,928 41,748
Melnick Even Desenvolvimento
Imobiliario SA 300 229
Mills Locacao Servicos e
Logistica SA 19,500 57,730
Minerva SA 39,500 46,701
Motiva Infraestrutura de
Mobilidade SA 27,500 88,033
Moura Dubeux Engenharia S/A 5,896 32,185
Movida Participacoes SA 14,255 33,898
*MRV Engenharia e
Participacoes SA 19,300 29,749
Multiplan Empreendimentos
Imobiliarios SA 12,891 81,105
*Natura Cosmeticos SA 15,900 26,634
Neoenergia SA 7,600 47,032
*Oceanpact Servicos
Maritimos SA 400 720
Odontoprev SA 16,600 35,638
Petroleo Brasileiro SA
- Petrobras 7,000 54,002
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 79,750 1,145,210
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 61,950 950,313
Petroreconcavo S/A 12,900 27,842
Plano & Plano
Desenvolvimento Imobiliario
SA 2,000 5,772
Shares Value
BRAZIL — (Continued)
Porto Seguro SA 7,200 $ 69,091
Positivo Tecnologia SA 300 258
*PRIO SA 38,700 376,906
Profarma Distribuidora de
Produtos Farmaceuticos SA 100 175
Qualicorp Consultoria e
Corretora de Seguros SA 800 347
Raia Drogasil SA 44,574 208,586
*Raizen SA 3,700 728
ΩRede D'Or Sao Luiz SA 4,600 37,244
Romi SA 200 322
Rumo SA 13,000 36,649
Sao Martinho S/A 13,600 39,666
Sendas Distribuidora S/A 52,000 85,118
#Sendas Distribuidora S/A,
ADR 6,880 57,035
ΩSer Educacional SA 14,100 33,664
SIMPAR SA 45,900 58,651
SLC Agricola SA 16,545 50,721
Smartfit Escola de Ginastica e
Danca SA 15,284 64,633
Suzano SA 1,000 9,422
#Suzano SA, Class A,
Sponsored ADR 21,300 199,581
SYN prop e tech SA 200 194
Tegma Gestao Logistica SA 4,410 32,850
#Telefonica Brasil SA, ADR 6,400 90,752
TIM SA 1,000 4,683
#TIM SA, ADR 4,120 95,996
TOTVS SA 6,800 57,888
Transmissora Alianca de
Energia Eletrica S/A 23,100 183,678
Tres Tentos Agroindustrial S/A 11,500 36,550
Trisul SA 390 528
Ultrapar Participacoes SA,
Sponsored ADR 33,300 159,174
Unifique Telecomunicacoes
S/A, Class A 331 337
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 300 358
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 21,300 25,631
Vale SA, Class B, Sponsored
ADR 102,900 1,653,603
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 3,600 15,286
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 23,600 17,986
Veste SA Estilo 400 280
Vibra Energia SA 63,088 346,556
Vivara Participacoes SA 16,100 86,657
Vulcabras SA 6,148 21,161
WEG SA 5,600 55,320
Wiz Co. 200 380
YDUQS Participacoes SA 43,500 121,887
TOTAL BRAZIL 13,905,421

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
CHILE — (0.8%)
Administradora de Fondos de
Pensiones Habitat SA 13,958 $ 24,099
Aguas Andinas SA, Class A 58,434 26,061
Banco de Chile, Sponsored
ADR 4,626 201,832
Banco de Credito e
Inversiones SA 1,816 136,727
Banco Itau Chile SA 564 15,550
Banco Santander Chile,
Sponsored ADR 3,473 122,319
Banvida SA 744 657
Besalco SA 10,367 16,813
BICECORP SA 48,546 24,777
*CAP SA 2,128 20,338
Cencosud SA 25,751 87,255
Cencosud Shopping SA 9,749 31,621
#Cia Cervecerias Unidas SA,
Sponsored ADR 4,055 59,487
Colbun SA 547,550 91,847
Embotelladora Andina SA,
Sponsored ADR 610 19,166
Empresa Nacional de
Telecomunicaciones SA 21,684 117,810
Empresas CMPC SA 38,351 58,155
Empresas Copec SA 9,184 79,261
Empresas Lipigas SA 320 3,113
Enel Americas SA 106,406 10,170
Enel Chile SA, Sponsored
ADR 19,681 85,416
Engie Energia Chile SA 20,464 36,735
Falabella SA 7,136 56,080
Forus SA 436 1,252
Inversiones Aguas
Metropolitanas SA 43,830 56,334
Inversiones La Construccion
SA 1,550 39,142
#Latam Airlines Group SA,
ADR 2,014 132,541
Parque Arauco SA 43,801 188,501
Plaza SA 11,992 52,789
Ripley Corp. SA 23,921 12,179
Salfacorp SA 32,695 54,502
SMU SA 283,562 53,803
Sociedad Matriz SAAM SA 11,120 1,777
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 2,536 194,866
SONDA SA 39,829 15,458
Vina Concha y Toro SA 54,197 62,540
TOTAL CHILE 2,190,973
COLOMBIA — (0.3%)
Almacenes Exito SA 7,835 10,889
Celsia SA 18,995 27,228
Cementos Argos SA 13,204 49,728
*Corp Financiera Colombiana
SA 12,003 66,074
Grupo Argos SA 9,093 46,437
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 10,731 51,616
Grupo Cibest SA 220 5,006
Shares Value
COLOMBIA — (Continued)
Grupo Cibest SA, ADR 3,469 $ 283,244
Grupo de Inversiones
Suramericana SA 3,479 59,254
Grupo Energia Bogota SA ESP 18,493 16,505
Interconexion Electrica SA
ESP 2,606 21,518
Mineros SA 7,286 38,083
Organizacion Terpel SA 5,800 31,359
Promigas SA ESP 9,573 17,948
TOTAL COLOMBIA 724,889
CZECHIA — (0.1%)
CEZ A/S 3,046 175,860
Komercni Banka A/S 1,472 89,591
ΩMoneta Money Bank A/S 12,861 129,518
Philip Morris CR A/S 28 27,582
TOTAL CZECHIA 422,551
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 29,781 78,920
TOTAL EGYPT 78,920
GREECE — (0.9%)
Aegean Airlines SA 4,919 87,544
*Aktor SA Holding Company
Technical And Energy Projects 2,139 27,686
Alpha Bank SA 39,488 190,257
Athens International Airport SA 3,623 48,834
Athens Water Supply &
Sewage Co. SA 1,683 14,416
Autohellas Tourist and Trading
SA 1,901 29,355
Avax SA 184 738
#*Ballys Intralot SA 46,492 56,747
Bank of Greece 729 14,917
Ellaktor SA 392 643
ElvalHalcor SA 188 1,036
Eurobank SA 38,583 189,798
Fourlis Holdings SA 124 651
GEK TERNA SA 3,357 132,750
Hellenic Telecommunications
Organization SA 2,935 55,063
HELLENiQ ENERGY Holdings
S.A. 6,745 72,780
Holding Co. ADMIE IPTO SA 9,815 35,847
JUMBO SA 3,221 95,950
Kri-Kri Milk Industry SA 20 516
*LAMDA Development SA 2,564 21,596
Lavipharm SA 212 302
*Metlen Energy & Metals PLC 2,772 151,761
Motor Oil Hellas Corinth
Refineries SA 4,050 163,623
National Bank of Greece SA 20,354 361,155
OPAP SA 3,080 62,290
Optima bank SA 9,614 99,048
*Piraeus Bank SA 23,493 237,842
Piraeus Port Authority SA 401 18,987
Profile Systems & Software SA 32 298
Public Power Corp. SA 3,365 79,903
Quest Holdings SA 1,410 11,809

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
GREECE — (Continued)
Sarantis SA 1,712 $ 27,618
Thrace Plastics Holding and
Co., Class A 52 262
Titan SA 1,275 86,003
TOTAL GREECE 2,378,025
HUNGARY — (0.4%)
#*4iG Nyrt 5,425 67,034
ANY Security Printing Co. 1,032 24,698
Magyar Telekom
Telecommunications PLC 13,148 82,074
MOL Hungarian Oil & Gas PLC 13,749 168,816
Opus Global Nyrt 854 1,467
OTP Bank Nyrt 4,855 614,927
*PannErgy Nyrt 36 230
Richter Gedeon Nyrt 1,199 40,345
TOTAL HUNGARY 999,591
INDIA — (18.7%)
360 ONE WAM, Ltd. 4,839 59,670
3M India, Ltd. 37 13,833
Aarti Drugs, Ltd. 1,992 8,252
Aarti Industries, Ltd. 6,510 26,323
Aarti Pharmalabs, Ltd. 3,976 32,556
ABB India, Ltd. 506 30,686
ACC, Ltd. 1,347 23,970
Accelya Solutions India, Ltd. 12 168
Action Construction
Equipment, Ltd. 778 7,185
*Adani Energy Solutions, Ltd. 12,206 118,733
Adani Enterprises, Ltd. 1,247 27,389
*Adani Enterprises, Ltd. 149 1,815
*Adani Green Energy, Ltd. 331 3,067
Adani Ports & Special
Economic Zone, Ltd. 15,865 244,872
*Adani Power, Ltd. 129,840 191,088
Adani Total Gas, Ltd. 5,357 30,687
ADF Foods, Ltd. 168 321
*Aditya Birla Fashion and
Retail, Ltd. 8,386 6,054
*Aditya Birla Lifestyle Brands,
Ltd. 5,407 6,174
Aditya Birla Sun Life Asset
Management Co., Ltd. 1,697 14,010
ΩAditya Vision, Ltd. 4,400 23,916
Advanced Enzyme
Technologies, Ltd. 140 452
*Advent Hotels International
Pvt, Ltd. 1,378 2,992
Aegis Logistics, Ltd. 8,260 65,595
*Aether Industries, Ltd. 169 1,841
AGI Greenpac, Ltd. 2,546 17,297
Ahluwalia Contracts India, Ltd. 1,099 10,322
AIA Engineering, Ltd. 2,163 93,798
Ajanta Pharma, Ltd. 2,494 75,424
Ajmera Realty & Infra India,
Ltd. 8,585 14,130
Akzo Nobel India, Ltd. 142 4,322
Alembic Pharmaceuticals, Ltd. 2,912 24,793
Alembic, Ltd. 284 287
Shares Value
INDIA — (Continued)
Alkem Laboratories, Ltd. 1,329 $ 82,026
Alkyl Amines Chemicals 1,662 28,377
*Allcargo Worldwide, Ltd. 1,332 337
Amara Raja Energy & Mobility,
Ltd. 10,304 94,026
*Amber Enterprises India, Ltd. 434 26,968
Ambuja Cements, Ltd. 5,554 30,802
Amrutanjan Health Care, Ltd. 48 305
Anant Raj, Ltd. 2,070 11,348
Andhra Sugars, Ltd. (The) 300 229
Angel One, Ltd. 4,795 132,449
*Antelopus Selan Energy, Ltd. 24 144
Ω*Antony Waste Handling
Cell, Ltd. 56 343
Anup Engineering, Ltd. (The) 622 11,976
Anupam Rasayan India, Ltd. 50 677
Apar Industries, Ltd. 1,435 124,706
Apcotex Industries, Ltd. 76 307
APL Apollo Tubes, Ltd. 6,099 135,635
Apollo Hospitals Enterprise,
Ltd. 2,177 164,729
Apollo Micro Systems, Ltd. 220 624
Apollo Pipes, Ltd. 60 175
Apollo Tyres, Ltd. 30,031 160,671
Artemis Medicare Services,
Ltd. 88 237
Arvind Fashions, Ltd. 6,978 35,710
Arvind, Ltd. 16,390 55,653
Asahi India Glass, Ltd. 3,376 36,767
Ashapura Minechem, Ltd. 2,331 16,592
Ashiana Housing, Ltd. 128 411
Ashok Leyland, Ltd. 209,928 448,873
*Ashoka Buildcon, Ltd. 16,547 26,797
Asian Paints, Ltd. 7,205 190,199
ΩAster DM Healthcare, Ltd. 14,033 84,232
Astra Microwave Products, Ltd. 2,641 28,211
Astral, Ltd. 1,540 24,720
AstraZeneca Pharma India,
Ltd. 12 1,115
Atul, Ltd. 949 64,092
ΩAU Small Finance Bank, Ltd. 9,466 101,089
AurionPro Solutions, Ltd. 334 3,278
Aurobindo Pharma, Ltd. 14,693 192,904
Automotive Axles, Ltd. 20 407
Avantel, Ltd. 11,526 19,474
Avanti Feeds, Ltd. 3,509 30,407
Ω*Avenue Supermarts, Ltd. 1,067 42,796
*AvenuesAI, Ltd. 32,994 5,839
*AWL Agri Business, Ltd. 10,857 25,254
Axis Bank, Ltd. 59,518 886,680
Axis Bank, Ltd., GDR 668 49,432
*AXISCADES Technologies,
Ltd. 865 11,508
Bajaj Auto, Ltd. 1,490 155,459
*Bajaj Consumer Care, Ltd. 1,516 5,594
Bajaj Finserv, Ltd. 6,036 128,125
Balaji Amines, Ltd. 36 437
Balkrishna Industries, Ltd. 1,969 49,356
Balmer Lawrie & Co., Ltd. 232 434

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Balrampur Chini Mills, Ltd. 13,283 $ 60,699
Banco Products India, Ltd. 3,692 23,825
ΩBandhan Bank, Ltd. 60,679 102,014
Bank of Baroda 54,163 176,289
Bank of India 1,644 2,933
Bank of Maharashtra 32,981 23,402
Bannari Amman Sugars, Ltd.,
Class F 16 626
BASF India, Ltd. 468 18,552
Bayer CropScience, Ltd. 249 12,090
BEML, Ltd. 56 1,093
Berger Paints India, Ltd. 5,283 26,585
*BF Utilities, Ltd. 56 316
Bhansali Engineering
Polymers, Ltd. 364 327
Bharat Bijlee, Ltd. 20 611
Bharat Dynamics, Ltd. 158 2,642
Bharat Electronics, Ltd. 67,151 327,771
Bharat Forge, Ltd. 15,847 248,315
Bharat Heavy Electricals, Ltd. 62,026 177,135
Bharat Petroleum Corp., Ltd. 38,338 151,914
Bharat Rasayan, Ltd. 16 325
Bharti Airtel, Ltd. 69,714 1,492,006
Biocon, Ltd. 14,818 59,087
Birla Corp., Ltd. 3,499 40,160
BirlaNu, Ltd. 16 276
Birlasoft, Ltd. 10,732 48,773
Black Box, Ltd. 1,813 10,154
Bliss Gvs Pharma, Ltd. 136 261
BLS International Services,
Ltd. 7,530 21,075
Blue Dart Express, Ltd. 162 9,672
Blue Star, Ltd. 1,915 37,824
Bombay Burmah Trading Co. 1,672 31,251
Bombay Dyeing &
Manufacturing Co., Ltd. 3,763 4,722
*Borosil, Ltd. 108 294
Bosch, Ltd. 82 32,564
Brigade Enterprises, Ltd. 9,128 74,647
Britannia Industries, Ltd. 3,003 191,320
BSE, Ltd. 4,333 131,750
*Camlin Fine Sciences, Ltd. 388 613
Campus Activewear, Ltd. 8,433 23,208
Canara Bank 57,028 91,394
Cantabil Retail India, Ltd. 116 370
*Capacit'e Infraprojects, Ltd. 3,021 7,299
Caplin Point Laboratories, Ltd. 841 16,218
Carborundum Universal, Ltd. 4,477 38,364
Care Ratings, Ltd. 1,745 30,397
*Cartrade Tech, Ltd. 8,554 246,361
Carysil, Ltd. 1,115 9,628
Castrol India, Ltd. 48,772 97,637
CCL Products India, Ltd. 6,915 72,956
CE Info Systems, Ltd. 766 10,999
Ceat, Ltd. 3,447 140,964
Cello World, Ltd. 1,910 10,358
Cemindia Projects, Ltd. 2,937 20,417
Central Depository Services
India, Ltd. 6,642 95,326
Shares Value
INDIA — (Continued)
Centum Electronics, Ltd. 16 $ 404
Century Enka, Ltd. 56 263
Century Plyboards India, Ltd. 192 1,678
Cera Sanitaryware, Ltd. 515 27,993
CESC, Ltd. 31,370 51,208
CG Power & Industrial
Solutions, Ltd. 14,101 89,531
Chalet Hotels, Ltd. 527 4,991
Chambal Fertilisers and
Chemicals, Ltd. 19,121 91,731
Chennai Petroleum Corp., Ltd. 4,479 42,169
*Choice International, Ltd. 1,809 15,055
CIE Automotive India, Ltd. 5,887 26,764
*Cigniti Technologies, Ltd. 40 703
Cipla, Ltd. 20,955 301,611
City Union Bank, Ltd. 12,271 40,253
Clean Science & Technology,
Ltd. 1,787 16,726
Coal India, Ltd. 24,361 116,724
ΩCochin Shipyard, Ltd. 1,328 23,964
Coforge, Ltd. 9,763 175,524
Colgate-Palmolive India, Ltd. 4,782 109,907
Computer Age Management
Services, Ltd. 14,748 111,435
Concord Biotech, Ltd. 692 8,841
Container Corp. of India, Ltd. 3,822 20,868
Control Print, Ltd., Class A 28 195
Coromandel International, Ltd. 3,581 88,860
Cosmo First, Ltd. 56 363
Craftsman Automation, Ltd. 417 33,170
CRISIL, Ltd. 372 18,862
*CSB Bank, Ltd. 4,496 21,410
Cummins India, Ltd. 6,564 293,458
Cyient, Ltd. 6,088 75,323
Ω*D P Abhushan, Ltd. 12 166
Dabur India, Ltd. 9,096 50,094
*Dalmia Bharat Refractories,
Ltd. 1 –
Dalmia Bharat, Ltd. 560 12,574
Data Patterns India, Ltd. 888 25,792
Datamatics Global Services,
Ltd. 32 244
DB Corp., Ltd. 5,855 15,378
DCB Bank, Ltd. 19,481 42,286
*DCM Shriram Fine
Chemicals, Ltd. 188 124
*DCM Shriram International,
Ltd. 188 124
DCM Shriram, Ltd. 96 1,229
DCW, Ltd. 448 223
Deep Industries, Ltd. 76 307
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 2,212 25,389
Deepak Nitrite, Ltd. 4,138 73,887
*Delhivery, Ltd. 53,975 248,172
*Devyani International, Ltd. 5,265 6,650
*Dhanlaxmi Bank, Ltd. 712 187
Dhanuka Agritech, Ltd. 752 9,145
*Digitide Solutions, Ltd. 12,311 15,352

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
ΩDilip Buildcon, Ltd. 4,768 $ 23,753
*Dish TV India, Ltd. 3,056 116
*Dishman Carbogen Amcis,
Ltd. 4,383 10,410
Divi's Laboratories, Ltd. 469 30,851
Dixon Technologies India, Ltd. 1,246 141,494
DLF, Ltd. 9,679 66,894
Dodla Dairy, Ltd. 3,336 42,986
Dollar Industries, Ltd. 52 178
ΩDr. Lal PathLabs, Ltd. 6,424 98,433
Dr. Reddy's Laboratories, Ltd. 1,196 15,837
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 20,864 279,995
eClerx Services, Ltd. 1,229 62,142
Eicher Motors, Ltd. 3,803 294,463
*EID Parry India, Ltd. 5,220 52,383
EIH Associated Hotels 56 202
EIH, Ltd. 14,764 50,485
Eimco Elecon India, Ltd.,
Class A 12 230
Elecon Engineering Co., Ltd. 6,302 27,959
*Electronics Mart India, Ltd. 10,925 10,826
Elgi Equipments, Ltd. 5,601 26,255
Emami, Ltd. 16,462 86,580
*Embassy Developments, Ltd. 26,037 18,746
Emcure Pharmaceuticals, Ltd. 699 11,123
ΩEndurance Technologies,
Ltd. 2,965 78,222
Engineers India, Ltd. 59,455 111,474
Epigral, Ltd. 1,935 21,942
EPL, Ltd. 15,927 33,231
Ω*Equitas Small Finance
Bank, Ltd. 44,039 33,565
ΩEris Lifesciences, Ltd. 1,716 25,660
ESAB India, Ltd. 357 21,627
Escorts Kubota, Ltd. 543 19,957
*Eternal, Ltd. 20,527 61,054
*Eureka Forbes, Ltd. 4,264 25,231
Eveready Industries India, Ltd. 116 425
Exide Industries, Ltd. 21,574 75,425
*FDC, Ltd. 156 641
Federal Bank, Ltd. 78,548 245,709
*Federal-Mogul Goetze India,
Ltd. 56 263
FIEM Industries, Ltd. 1,339 31,592
Filatex India, Ltd. 560 280
Fine Organic Industries, Ltd. 464 21,404
Fineotex Chemical, Ltd. 1,080 262
Finolex Cables, Ltd. 4,738 37,201
Finolex Industries, Ltd. 11,018 21,132
Firstsource Solutions, Ltd. 47,073 163,678
Force Motors, Ltd. 656 136,887
Fortis Healthcare, Ltd. 12,950 119,874
*FSN E-Commerce Ventures,
Ltd. 25,547 65,959
G R Infraprojects, Ltd. 1,218 12,769
Gabriel India, Ltd. 8,673 88,005
GAIL India, Ltd. 57,636 104,818
Ganesha Ecosphere, Ltd. 212 1,579
Shares Value
INDIA — (Continued)
Garden Reach Shipbuilders &
Engineers, Ltd. 355 $ 10,668
Garware Hi-Tech Films, Ltd. 985 32,259
Garware Technical Fibres, Ltd. 2,730 19,427
Gateway Distriparks, Ltd. 22,471 14,315
GE Vernova T&D India, Ltd. 4,068 142,855
*Genesys International Corp.,
Ltd. 1,439 4,881
Genus Power Infrastructures,
Ltd. 1,006 3,092
Geojit Financial Services, Ltd. 11,410 8,411
GHCL Textiles, Ltd. 280 232
GHCL, Ltd. 7,527 43,425
Gillette India, Ltd. 519 49,647
ΩGland Pharma, Ltd. 1,168 23,447
GlaxoSmithKline
Pharmaceuticals, Ltd. 1,580 41,250
Glenmark Pharmaceuticals,
Ltd. 5,394 118,209
Global Health, Ltd. 3,983 45,629
Globus Spirits, Ltd. 40 404
GMM Pfaudler, Ltd. 2,469 26,172
*GMR Airports, Ltd. 101,160 103,252
Godawari Power and Ispat,
Ltd. 22,745 61,445
Godfrey Phillips India, Ltd. 1,533 33,922
ΩGodrej Agrovet, Ltd. 2,622 15,208
Godrej Consumer Products,
Ltd. 11,024 138,310
*Godrej Industries, Ltd. 216 2,287
*Godrej Properties, Ltd. 4,411 75,611
*Gokaldas Exports, Ltd. 611 3,654
*Gokul Agro Resources, Ltd. 6,322 11,129
Goldiam International, Ltd. 952 3,220
Goodluck India, Ltd. 911 11,079
Granules India, Ltd. 12,950 80,329
Graphite India, Ltd. 22,107 148,353
Grasim Industries, Ltd. 7,488 229,473
Great Eastern Shipping Co.,
Ltd. (The) 9,426 123,211
Greaves Cotton, Ltd. 568 1,008
Greenlam Industries, Ltd. 2,362 6,161
Greenpanel Industries, Ltd. 3,192 7,949
Greenply Industries, Ltd. 6,375 15,600
Grindwell Norton, Ltd. 810 13,590
Gufic Biosciences, Ltd. 76 254
Gujarat Alkalies & Chemicals,
Ltd. 72 357
Gujarat Ambuja Exports, Ltd. 9,747 14,941
Gujarat Fluorochemicals, Ltd. 430 14,274
Gujarat Gas, Ltd. 2,308 10,672
Gujarat Industries Power Co.,
Ltd. 136 208
Gujarat Mineral Development
Corp., Ltd. 10,452 65,646
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 7,860 39,886
Gujarat Pipavav Port, Ltd. 12,257 22,257
Gulf Oil Lubricants India, Ltd. 1,578 18,695

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Happiest Minds Technologies,
Ltd. 4,554 $ 20,466
ΩHarsha Engineers
International, Ltd. 68 277
Hatsun Agro Product, Ltd. 1,889 18,067
Havells India, Ltd. 4,245 59,300
HBL Engineering, Ltd. 3,397 28,937
HCL Technologies, Ltd. 30,644 564,859
ΩHDFC Asset Management
Co., Ltd. 6,400 175,029
HDFC Bank, Ltd. 19,884 200,866
HDFC Bank, Ltd., Sponsored
ADR 70,586 2,285,575
ΩHDFC Life Insurance Co.,
Ltd. 15,663 124,470
*HealthCare Global
Enterprises, Ltd. 3,693 23,769
HEG, Ltd. 12,695 74,800
HeidelbergCement India, Ltd. 256 474
Heritage Foods, Ltd. 4,205 16,415
Hero MotoCorp, Ltd. 5,951 358,014
HFCL, Ltd. 39,156 29,205
HG Infra Engineering, Ltd. 84 586
Hikal, Ltd. 8,184 17,134
Himadri Speciality Chemical,
Ltd. 10,857 54,381
Himatsingka Seide, Ltd. 6,090 6,863
Hindalco Industries, Ltd. 48,484 507,359
Hindustan Aeronautics, Ltd. 5,396 270,975
Hindustan Copper, Ltd. 23,268 173,497
*Hindustan Foods, Ltd. 1,723 8,704
*Hindustan Oil Exploration
Co., Ltd. 188 319
Hindustan Petroleum Corp.,
Ltd. 37,017 171,831
Hindustan Unilever, Ltd. 12,202 314,775
*Hindware Home Innovation,
Ltd. 124 300
Hitachi Energy India, Ltd. 183 37,524
HI-Tech Pipes, Ltd. 168 136
HLE Glascoat, Ltd. 28 116
Honda India Power Products,
Ltd. 12 266
HPL Electric & Power, Ltd. 56 202
Huhtamaki India, Ltd. 84 165
ICICI Bank, Ltd., Sponsored
ADR 75,993 2,225,835
ΩICICI Lombard General
Insurance Co., Ltd. 930 18,341
ΩICICI Prudential Life
Insurance Co., Ltd. 3,400 23,539
IDFC First Bank, Ltd. 58,385 53,049
*IFB Industries, Ltd. 603 7,353
IIFL Capital Services, Ltd. 15,854 56,970
*Imagicaaworld Entertainment,
Ltd. 384 212
India Glycols, Ltd. 1,716 16,394
India Power Corp., Ltd. 2,408 230
ΩIndiaMart InterMesh, Ltd. 1,458 34,900
Shares Value
INDIA — (Continued)
Indian Bank 12,718 $ 126,050
ΩIndian Energy Exchange,
Ltd. 15,276 21,055
Indian Hotels Co., Ltd. (The),
Class A 13,922 102,030
Indian Hume Pipe Co., Ltd.
(The) 52 216
Indian Metals & Ferro Alloys,
Ltd. 1,541 19,530
Indian Oil Corp., Ltd. 29,548 52,436
Indian Railway Catering &
Tourism Corp., Ltd. 9,481 64,217
Indigo Paints, Ltd. 1,808 20,528
Indo Count Industries, Ltd. 10,768 27,597
Indoco Remedies, Ltd. 72 170
Indraprastha Gas, Ltd. 28,314 54,755
Indraprastha Medical Corp.,
Ltd. 2,406 9,498
*Indus Towers, Ltd. 63,100 304,773
*IndusInd Bank, Ltd. 15,965 155,524
Info Edge India, Ltd. 8,151 110,709
#Infosys, Ltd., Sponsored ADR 111,491 1,960,012
Ingersoll Rand India, Ltd. 305 11,085
*Inox Green Energy Services,
Ltd. 2,384 4,405
INOX India, Ltd. 1,609 19,517
Intellect Design Arena, Ltd. 8,439 83,823
ΩInterGlobe Aviation, Ltd. 5,111 255,390
IOL Chemicals and
Pharmaceuticals, Ltd. 4,182 3,366
Ipca Laboratories, Ltd. 3,543 56,650
IRB Infrastructure Developers,
Ltd. 93,918 42,422
ΩIRCON International, Ltd. 15,516 27,663
ISGEC Heavy Engineering,
Ltd. 95 780
*ITC Hotels, Ltd. 6,319 12,417
ITC, Ltd. 95,479 334,378
J Kumar Infraprojects, Ltd. 5,844 36,311
*Jain Irrigation Systems, Ltd. 1,164 461
*Jaiprakash Power Ventures,
Ltd. 144,962 23,938
Jammu & Kashmir Bank, Ltd.
(The) 58,740 66,864
Jamna Auto Industries, Ltd. 4,065 5,496
Jash Engineering, Ltd. 1,650 6,938
JB Chemicals &
Pharmaceuticals, Ltd. 6,540 132,915
JBM Auto, Ltd. 152 932
Jindal Stainless, Ltd. 18,183 162,592
Jindal Steel, Ltd. 13,021 160,237
*JITF Infralogistics, Ltd., Class
A 44 138
JK Cement, Ltd. 3,724 223,612
JK Lakshmi Cement, Ltd. 11,179 94,317
JK Paper, Ltd. 13,862 49,270
JK Tyre & Industries, Ltd. 16,710 94,406
JSW Energy, Ltd. 4,281 21,399
JSW Steel, Ltd. 13,944 184,086

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
JTEKT India, Ltd. 261 $ 388
JTL Industries, Ltd. 13,791 10,707
Jubilant Foodworks, Ltd. 14,344 77,507
Jubilant Ingrevia, Ltd. 12,077 83,402
Jubilant Pharmova, Ltd. 5,330 56,894
Jyothy Labs, Ltd. 12,063 32,614
*Jyoti Structures, Ltd. 2,660 279
Kajaria Ceramics, Ltd. 4,134 40,555
Kalpataru Projects
International, Ltd. 9,818 122,101
Kalyan Jewellers India, Ltd. 7,026 27,623
Kalyani Steels, Ltd. 1,056 8,159
Kansai Nerolac Paints, Ltd. 4,027 10,077
Karnataka Bank, Ltd. (The) 7,893 15,621
Karur Vysya Bank, Ltd. (The) 40,275 131,962
Kaveri Seed Co., Ltd. 2,079 21,211
KCP, Ltd. (The) 2,788 5,342
KDDL, Ltd. 20 503
KEC International, Ltd. 9,633 69,864
KEI Industries, Ltd. 3,015 131,796
*Kellton Tech Solutions, Ltd. 1,080 182
Kewal Kiran Clothing, Ltd. 68 340
Keystone Realtors, Ltd. 1,513 8,199
KFin Technologies, Ltd. 5,023 55,370
*Kiri Industries, Ltd. 3,285 16,554
Kirloskar Brothers, Ltd. 755 12,856
Kirloskar Oil Engines, Ltd. 10,611 135,424
Kirloskar Pneumatic Co., Ltd. 3,325 41,243
Kitex Garments, Ltd. 204 379
*Kolte-Patil Developers, Ltd. 72 292
Kotak Mahindra Bank, Ltd. 83,645 370,998
KPIT Technologies, Ltd. 6,635 75,152
KPR Mill, Ltd. 2,855 26,988
KRBL, Ltd. 2,899 10,789
Ω*Krishna Institute of Medical
Sciences, Ltd. 20,818 136,637
Krsnaa Diagnostics, Ltd. 1,803 13,958
KSB, Ltd. 2,632 20,263
*Kwality Wall's India, Ltd. 12,202 5,333
ΩL&T Technology Services,
Ltd. 479 19,385
LA Opala RG, Ltd. 124 261
Larsen & Toubro, Ltd. 10,682 456,636
ΩLaurus Labs, Ltd. 7,582 79,539
Laxmi Organic Industries, Ltd. 9,596 14,791
Ω*Lemon Tree Hotels, Ltd. 35,003 49,121
LG Balakrishnan & Bros, Ltd. 1,542 28,633
Linde India, Ltd. 336 21,942
Lloyds Engineering Works, Ltd. 18,370 8,907
Lloyds Metals & Energy, Ltd. 3,258 39,094
ΩLodha Developers, Ltd. 1,472 15,546
LT Foods, Ltd. 10,010 40,568
ΩLTIMindtree, Ltd. 1,918 124,572
Lumax Auto Technologies, Ltd. 2,273 33,311
Lumax Industries, Ltd. 8 423
Lupin, Ltd. 7,792 182,358
LUX Industries, Ltd. 20 203
Shares Value
INDIA — (Continued)
Madhya Bharat Agro Products,
Ltd. 2,304 $ 10,298
Mahanagar Gas, Ltd. 2,846 32,573
Maharashtra Seamless, Ltd. 2,566 14,508
Mahindra & Mahindra, Ltd. 22,736 848,217
*Mahindra Holidays & Resorts
India, Ltd. 2,719 8,743
Mahindra Lifespace
Developers, Ltd. 12,443 49,677
ΩMahindra Logistics, Ltd. 3,153 12,363
*Man Industries India, Ltd. 116 410
Man Infraconstruction, Ltd. 912 1,091
Manali Petrochemicals, Ltd. 360 225
Mangalam Cement, Ltd. 44 375
*Mangalore Refinery &
Petrochemicals, Ltd. 1,245 2,389
Mankind Pharma, Ltd. 1,412 32,603
Manorama Industries, Ltd. 1,385 20,337
Marico, Ltd. 20,635 163,712
Maruti Suzuki India, Ltd. 2,017 320,111
Mastek, Ltd. 1,227 27,359
ΩMatrimony.com, Ltd. 40 225
*Max Estates, Ltd. 1,365 5,716
*Max Financial Services, Ltd. 3,804 66,728
Max Healthcare Institute, Ltd. 10,489 109,100
Mayur Uniquoters, Ltd. 68 379
Mazagon Dock Shipbuilders,
Ltd. 152 4,251
Ω*Medi Assist Healthcare
Services, Ltd. 3,445 14,935
*Medplus Health Services, Ltd. 6,460 56,108
*Meghmani Organics, Ltd. 476 311
Metro Brands, Ltd. 1,384 15,805
ΩMetropolis Healthcare, Ltd. 4,198 85,477
Minda Corp., Ltd. 8,403 51,416
ΩMishra Dhatu Nigam, Ltd. 144 587
MM Forgings, Ltd. 112 498
MOIL, Ltd. 7,276 28,938
Mold-Tek Packaging, Ltd. 1,360 8,095
Monte Carlo Fashions, Ltd. 44 271
Morepen Laboratories, Ltd. 1,372 542
Motherson Sumi Wiring India,
Ltd. 394,810 185,243
Motilal Oswal Financial
Services, Ltd. 982 8,044
Mphasis, Ltd. 3,973 119,163
MPS, Ltd. 16 325
MRF, Ltd. 106 152,298
Mrs Bectors Food Specialities,
Ltd. 12,935 31,327
MSTC, Ltd. 92 462
Multi Commodity Exchange of
India, Ltd. 1,805 49,605
Narayana Hrudayalaya, Ltd. 4,006 76,991
Natco Pharma, Ltd. 2,413 21,927
National Aluminium Co., Ltd. 55,314 231,779
National Fertilizers, Ltd. 380 342
Nava, Ltd. 6,518 39,957

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Navin Fluorine International,
Ltd. 1,111 $ 73,662
Navneet Education, Ltd. 344 535
*Nazara Technologies, Ltd. 7,616 23,546
NBCC India, Ltd. 93,033 99,984
NCL Industries, Ltd. 104 207
NELCO, Ltd. 32 228
NESCO, Ltd. 1,190 14,743
Nestle India, Ltd. 13,063 189,212
Netweb Technologies India,
Ltd. 1,159 39,622
*Network18 Media &
Investments, Ltd. 6,267 2,597
Neuland Laboratories, Ltd. 278 40,047
Newgen Software
Technologies, Ltd. 2,189 13,850
NHPC, Ltd. 132,669 112,784
NIIT Learning Systems, Ltd. 5,181 22,355
Nilkamal, Ltd. 20 302
ΩNippon Life India Asset
Management, Ltd. 6,243 59,595
Nitin Spinners, Ltd. 2,381 8,542
NLC India, Ltd. 5,467 15,399
NMDC, Ltd. 192,616 170,049
NOCIL, Ltd. 360 518
NRB Bearings, Ltd. 3,452 9,584
NTPC, Ltd. 62,451 241,691
Nucleus Software Exports, Ltd. 28 276
*Nuvoco Vistas Corp., Ltd. 2,863 10,823
Oberoi Realty, Ltd. 4,192 67,942
Oil & Natural Gas Corp., Ltd. 43,318 126,656
Oil India, Ltd. 7,222 40,044
Olectra Greentech, Ltd. 1,734 20,445
*One 97 Communications, Ltd. 9,155 113,209
*Onesource Specialty Pharma,
Ltd. 106 1,376
Oracle Financial Services
Software, Ltd. 589 49,688
*Orchid Pharma, Ltd. 24 182
Orient Electric, Ltd. 8,117 15,839
*Orient Green Power Co., Ltd. 3,092 349
Oriental Hotels, Ltd. 176 194
*Panacea Biotec, Ltd. 68 276
Panama Petrochem, Ltd. 84 269
ΩParadeep Phosphates, Ltd. 14,444 21,824
ΩParag Milk Foods, Ltd. 172 473
*Paramount Communications,
Ltd. 460 167
Patanjali Foods, Ltd. 4,143 22,537
*Patel Engineering, Ltd. 10,047 3,116
*PB Fintech, Ltd. 3,428 61,656
*PC Jeweller, Ltd. 226,537 26,178
PCBL CHEMICAL, Ltd. 8,048 23,272
PDS, Ltd. 2,421 8,948
Pearl Global Industries, Ltd. 1,240 20,995
*Pennar Industries, Ltd. 9,636 17,896
Persistent Systems, Ltd. 4,808 315,437
Petronet LNG, Ltd. 43,428 136,793
Phoenix Mills, Ltd. (The) 3,032 55,068
Shares Value
INDIA — (Continued)
PI Industries, Ltd. 2,533 $ 87,990
Pidilite Industries, Ltd. 6,542 101,777
Piramal Pharma, Ltd. 38,473 64,694
Pitti Engineering, Ltd. 1,069 9,132
Pokarna, Ltd. 918 7,320
Polycab India, Ltd. 855 65,189
Polyplex Corp., Ltd. 1,875 17,278
Pondy Oxides & Chemicals,
Ltd. 1,847 23,934
Power Grid Corp. of India, Ltd. 61,229 170,732
Power Mech Projects, Ltd. 1,452 32,744
Prakash Industries, Ltd. 372 495
ΩPrataap Snacks, Ltd. 32 389
Precision Wires India, Ltd. 6,057 16,109
Premier Explosives, Ltd. 40 223
Prestige Estates Projects, Ltd. 2,823 44,852
Pricol, Ltd. 9,240 55,156
*Prime Focus, Ltd. 6,013 14,749
Prince Pipes & Fittings, Ltd. 164 426
*Prism Johnson, Ltd. 352 484
Privi Speciality Chemicals, Ltd. 393 12,017
Procter & Gamble Health, Ltd. 756 43,583
*PSP Projects, Ltd. 76 620
Punjab National Bank 37,207 50,637
*Puravankara, Ltd. 188 479
*PVR Inox, Ltd. 8,121 86,059
ΩQuess Corp., Ltd. 12,311 27,841
R Systems International, Ltd. 2,144 8,844
Radico Khaitan, Ltd. 1,853 56,969
Rail Vikas Nigam, Ltd. 4,830 18,031
Railtel Corp. of India, Ltd. 8,468 32,533
Rain Industries, Ltd. 7,498 12,628
Rajratan Global Wire, Ltd. 56 248
Rallis India, Ltd. 4,258 12,716
Ramco Cements, Ltd. (The) 17,116 208,583
*Ramco Systems, Ltd. 48 244
Ramkrishna Forgings, Ltd. 6,542 36,349
*Ramky Infrastructure, Ltd. 1,077 5,570
Rane Holdings, Ltd. 24 339
Rashtriya Chemicals &
Fertilizers, Ltd. 2,374 3,543
*Rategain Travel
Technologies, Ltd., Class A 1,217 8,098
Ratnamani Metals & Tubes,
Ltd. 582 14,025
*RattanIndia Power, Ltd. 253,341 23,437
*Raymond Realty, Ltd. 3,317 18,264
*Raymond, Ltd. 3,317 13,701
ΩRBL Bank, Ltd. 85,590 277,973
Redington, Ltd. 58,295 172,025
Redtape, Ltd. 9,336 12,553
Relaxo Footwears, Ltd. 2,831 12,040
Reliance Industrial
Infrastructure, Ltd. 28 217
Reliance Industries, Ltd. 2,274 34,495
ΩReliance Industries, Ltd.,
GDR 22,875 1,388,513
*Reliance Infrastructure, Ltd. 14,533 21,177
*Reliance Power, Ltd. 188,834 57,992

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
*Religare Enterprises, Ltd. 4,488 $ 11,618
Responsive Industries, Ltd. 212 387
*Restaurant Brands Asia, Ltd. 980 676
Rhi Magnesita India, Ltd. 3,136 15,174
Rico Auto Industries, Ltd. 352 444
RITES, Ltd. 2,272 5,642
Rossari Biotech, Ltd. 64 393
Route Mobile, Ltd. 96 621
RPG Life Sciences, Ltd. 16 349
*RPSG Ventures, Ltd. 44 346
Safari Industries India, Ltd. 2,007 44,332
*Sagar Cements, Ltd. 208 441
Saksoft, Ltd. 116 218
Ω*Salasar Techno
Engineering, Ltd. 2,452 211
*Samhi Hotels, Ltd. 6,139 11,304
Samvardhana Motherson
International, Ltd. 174,769 214,501
Sandhar Technologies, Ltd. 1,794 9,543
Sandur Manganese & Iron
Ores, Ltd. (The) 384 926
Sangam India, Ltd., Class A 52 257
*Sanghi Industries, Ltd. 260 170
Sanghvi Movers, Ltd. 5,172 16,988
Sanofi Consumer Healthcare
India, Ltd. 457 21,098
Sanofi India, Ltd. 496 21,664
ΩSansera Engineering, Ltd. 4,299 81,094
*Sapphire Foods India, Ltd. 17,189 35,420
Sarda Energy & Minerals, Ltd. 1,554 8,274
Saregama India, Ltd. 2,149 7,878
Sasken Technologies, Ltd. 20 267
Savita Oil Technologies, Ltd. 84 319
SBI Cards & Payment
Services, Ltd. 12,217 100,080
ΩSBI Life Insurance Co., Ltd. 9,728 211,348
Schaeffler India, Ltd. 897 35,320
*Schneider Electric
Infrastructure, Ltd. 3,205 24,138
*SEAMEC, Ltd. 28 387
Senco Gold, Ltd. 5,070 16,957
*SEPC, Ltd. 2,854 256
Seshasayee Paper & Boards,
Ltd. 140 344
ΩSH Kelkar & Co., Ltd. 4,101 6,464
Shaily Engineering Plastics,
Ltd. 1,550 32,246
Shakti Pumps India, Ltd. 2,947 19,908
*Shalby, Ltd. 100 183
*Shankara Buildpro, Ltd. 44 359
Shanthi Gears, Ltd. 48 236
Sharda Cropchem, Ltd. 1,145 12,894
Sharda Motor Industries, Ltd. 974 9,020
Share India Securities, Ltd. 936 1,459
*Sheela Foam, Ltd. 1,985 11,202
Shilpa Medicare, Ltd. 18,400 57,798
Shipping Corp. of India, Ltd. 12,316 30,174
Shivalik Bimetal Controls, Ltd. 1,744 8,059
*Shoppers Stop, Ltd. 629 2,505
Shares Value
INDIA — (Continued)
Shree Cement, Ltd. 130 $ 38,136
Shriram Pistons & Rings, Ltd. 1,181 35,297
*Shriram Properties, Ltd. 220 178
Shyam Metalics & Energy, Ltd. 3,373 31,397
Siemens Energy India, Ltd. 440 11,897
Siemens, Ltd. 830 27,983
Sigachi Industries, Ltd. 9,154 1,978
*SIS, Ltd. 2,896 10,594
Siyaram Silk Mills, Ltd. 76 431
SJS Enterprises, Ltd. 1,678 30,433
SJVN, Ltd. 22,570 17,789
*SKF India Industrial, Ltd. 708 20,942
SKF India, Ltd. 708 13,007
Skipper, Ltd. 2,309 9,079
SML Mahindra, Ltd. 12 451
Sobha, Ltd. 1,404 22,134
Solar Industries India, Ltd. 887 129,982
*Solara Active Pharma
Sciences, Ltd. 68 374
Somany Ceramics, Ltd. 76 337
Sonata Software, Ltd. 14,713 50,751
South Indian Bank, Ltd. (The) 113,353 46,308
SP Apparels, Ltd. 36 264
SRF, Ltd. 6,613 202,464
Star Cement, Ltd. 18,449 44,119
*Star Health & Allied Insurance
Co., Ltd. 6,213 31,694
State Bank of India 51,980 608,672
State Bank of India, Class A,
GDR 368 43,571
Steel Authority of India, Ltd. 4,078 6,700
*Sterlite Technologies, Ltd. 26,680 30,846
*STL Networks, Ltd. 23,672 5,196
Strides Pharma Science, Ltd. 2,919 27,829
*Stylam Industries, Ltd. 569 13,688
*Subex, Ltd. 1,744 176
Subros, Ltd. 1,420 12,485
Sudarshan Chemical
Industries, Ltd. 1,310 12,855
Sumitomo Chemical India, Ltd. 3,709 16,517
Sun Pharmaceutical Industries,
Ltd. 10,661 184,889
Sun TV Network, Ltd. 7,869 47,541
Sundram Fasteners, Ltd. 4,350 45,043
Sunteck Realty, Ltd. 4,021 17,489
Suprajit Engineering, Ltd. 5,697 27,901
Supreme Industries, Ltd. 2,124 81,127
Supreme Petrochem, Ltd. 4,077 25,263
Supriya Lifescience, Ltd. 1,376 10,113
Surya Roshni, Ltd. 8,170 21,924
*Suryoday Small Finance
Bank, Ltd. 236 355
*Suzlon Energy, Ltd. 412,048 213,533
Swan Corp., Ltd. 309 1,416
Swaraj Engines, Ltd. 233 8,771
Symphony, Ltd. 805 8,079
ΩSyngene International, Ltd. 6,974 35,894
TAJGVK Hotels & Resorts,
Ltd. 52 208

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Talbros Automotive
Components, Ltd. 72 $ 201
Tamil Nadu Newsprint &
Papers, Ltd. 184 266
Tamilnad Mercantile Bank, Ltd. 5,000 33,116
Tanla Platforms, Ltd. 7,834 43,540
*TARC, Ltd. 284 473
Tata Chemicals, Ltd. 10,796 87,512
Tata Communications, Ltd. 4,290 73,243
Tata Consultancy Services,
Ltd. 18,251 619,805
Tata Consumer Products, Ltd. 9,249 114,009
Tata Elxsi, Ltd. 983 56,888
Tata Motors Passenger
Vehicles, Ltd. 80,475 306,240
*Tata Motors, Ltd. 80,475 401,117
Tata Power Co., Ltd. (The) 29,663 118,120
Tata Steel, Ltd. 239,562 502,966
Tata Technologies, Ltd. 4,776 33,538
TCI Express, Ltd. 52 307
TD Power Systems, Ltd. 9,065 71,889
*TeamLease Services, Ltd. 36 542
Tech Mahindra, Ltd. 13,035 247,004
Technocraft Industries India,
Ltd. 224 4,946
Tega Industries, Ltd. 1,133 20,970
ΩTejas Networks, Ltd. 240 889
Texmaco Rail & Engineering,
Ltd. 23,426 32,531
Thanga Mayil Jewellery, Ltd. 1,119 40,394
Thejo Engineering, Ltd. 8 150
*Thirumalai Chemicals, Ltd. 176 364
Thomas Cook India, Ltd. 8,709 11,604
ΩThyrocare Technologies, Ltd. 2,342 10,693
Tilaknagar Industries, Ltd. 8,401 39,449
Time Technoplast, Ltd. 22,186 43,406
Timken India, Ltd. 1,763 56,378
Tips Music, Ltd. 3,168 18,730
Titagarh Rail System, Ltd. 4,902 43,751
Titan Co., Ltd. 6,913 298,908
Torrent Pharmaceuticals, Ltd. 2,989 128,700
Torrent Power, Ltd. 5,635 85,002
Transport Corp. of India, Ltd. 1,602 18,530
Trent, Ltd. 2,490 102,469
Trident, Ltd. 85,493 24,174
Triveni Engineering &
Industries, Ltd. 7,671 31,305
Triveni Turbine, Ltd. 5,721 31,249
TTK Prestige, Ltd. 1,430 9,166
Tube Investments of India, Ltd. 1,860 47,216
TVS Holdings, Ltd. 214 35,031
*TVS Motor Co. 25,640 2,787
TVS Motor Co., Ltd. 7,075 282,839
TVS Srichakra, Ltd. 16 708
Uflex, Ltd. 112 561
Ω*Ujjivan Small Finance Bank,
Ltd. 87,733 62,347
UltraTech Cement, Ltd. 1,717 236,941
*Unichem Laboratories, Ltd. 80 326
Shares Value
INDIA — (Continued)
Union Bank of India, Ltd. 69,998 $ 137,550
United Breweries, Ltd. 336 5,364
United Spirits, Ltd. 4,806 71,191
Universal Cables, Ltd. 36 284
UNO Minda, Ltd. 5,403 69,444
UPL, Ltd. 34,609 264,851
Usha Martin, Ltd. 30,938 137,642
UTI Asset Management Co.,
Ltd. 3,160 33,415
*V2 Retail, Ltd. 1,170 25,382
VA Tech Wabag, Ltd. 3,860 45,223
Vadilal Industries, Ltd. 12 572
Vaibhav Global, Ltd. 3,879 9,438
*Valor Estate, Ltd. 13,772 15,964
Vardhman Special Steels, Ltd. 80 222
Vardhman Textiles, Ltd. 5,418 25,465
ΩVarroc Engineering, Ltd. 3,801 23,838
Varun Beverages, Ltd. 13,176 67,500
*Vascon Engineers, Ltd. 4,292 1,929
Vedanta, Ltd. 64,457 477,572
Veedol Corp., Ltd. 20 312
Venky's India, Ltd. 24 401
Vesuvius India, Ltd. 6,580 35,433
V-Guard Industries, Ltd. 6,082 23,270
Vijaya Diagnostic Centre, Ltd. 3,986 41,542
Vimta Labs, Ltd. 620 2,771
Vinati Organics, Ltd. 1,898 31,499
Vindhya Telelinks, Ltd. 20 265
Vishnu Chemicals, Ltd. 88 502
*V-Mart Retail, Ltd. 1,919 13,190
*Vodafone Idea, Ltd. 740,434 89,910
Voltamp Transformers, Ltd. 622 49,865
Voltas, Ltd. 3,587 51,781
VRL Logistics, Ltd. 8,350 24,504
VST Industries, Ltd. 176 449
VST Tillers Tractors, Ltd. 12 721
*Walchandnagar Industries,
Ltd. 104 212
*Websol Energy System, Ltd. 25,780 22,813
Welspun Corp., Ltd. 8,735 69,249
Welspun Enterprises, Ltd. 168 861
Welspun Living, Ltd. 12,857 17,322
West Coast Paper Mills, Ltd. 140 610
Wheels India, Ltd. 44 365
Whirlpool of India, Ltd. 2,990 25,280
Wipro, Ltd. 3,462 8,916
#Wipro, Ltd., Sponsored ADR 39,365 99,200
*Wockhardt, Ltd. 934 14,034
Wonderla Holidays, Ltd. 64 348
*Yes Bank, Ltd. 622,802 144,957
Zee Entertainment Enterprises,
Ltd. 77,403 71,002
Zensar Technologies, Ltd. 7,800 55,133
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 39 6,355
Zydus Lifesciences, Ltd. 9,233 88,860

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Zydus Wellness, Ltd. 7,270 $ 35,430
TOTAL INDIA 51,343,146
INDONESIA — (1.7%)
ABM Investama TBK PT 2,200 378
*Adhi Karya Persero TBK PT 11,100 155
Adi Sarana Armada TBK PT 6,900 489
AKR Corporindo TBK PT 555,400 41,692
*Alam Sutera Realty TBK PT 34,400 322
Alamtri Minerals Indonesia
TBK PT 360,800 42,668
Allo Bank Indonesia TBK PT 126,400 11,108
*Amman Mineral Internasional
PT 9,700 4,392
Aneka Tambang TBK 527,300 132,257
Arwana Citramulia TBK PT 11,000 341
Aspirasi Hidup Indonesia TBK
PT 854,200 20,356
Astra Agro Lestari TBK PT 25,400 11,198
Astra International TBK PT 691,600 261,642
Astra Otoparts TBK PT 4,200 633
Avia Avian TBK PT 395,100 10,169
*Bank Aladin Syariah TBK PT 208,900 8,090
Bank Amar Indonesia TBK PT 19,700 251
Bank BTPN Syariah TBK PT 229,900 16,505
Bank Central Asia TBK PT 965,400 425,616
*Bank Jago TBK PT 3,100 314
Bank Mandiri Persero TBK PT 980,500 281,561
*Bank Mayapada International
TBK PT 41,900 574
Bank Maybank Indonesia TBK
PT 36,000 459
Bank Negara Indonesia
Persero TBK PT 309,600 82,818
*Bank Neo Commerce TBK PT 1,017,300 23,758
Bank OCBC Nisp TBK PT 140,500 12,054
Bank Pan Indonesia TBK PT 286,900 18,375
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 11,100 532
Bank Pembangunan Daerah
Jawa Timur TBK PT 12,900 426
Bank Rakyat Indonesia
Persero TBK PT 1,090,800 247,599
Bank Tabungan Negara
Persero TBK PT 1,282,700 93,996
*Barito Pacific TBK PT 455,600 58,629
*Barito Renewables Energy
TBK PT 218,300 110,873
BISI International TBK PT 7,700 404
Blue Bird TBK PT 2,500 249
*Buana Lintas Lautan TBK PT 59,300 1,738
Bukit Asam TBK PT 476,100 70,344
*Buma Internasional Grup
TBK PT 14,100 262
*Bumi Resources Minerals
TBK PT 692,200 44,538
*Bumi Resources TBK PT 2,904,400 44,643
*Bumi Serpong Damai TBK PT 42,100 2,257
*Cemindo Gemilang PT 7,300 354
Shares Value
INDONESIA — (Continued)
Charoen Pokphand Indonesia
TBK PT 195,000 $ 51,465
ΩCikarang Listrindo TBK PT 6,400 267
Ciputra Development TBK PT 1,128,100 55,783
Cisarua Mountain Dairy PT
TBK 62,900 19,112
*Citra Marga Nusaphala
Persada TBK PT 1,700 138
*Darma Henwa TBK PT 1,400,000 45,040
Dayamitra Telekomunikasi PT 902,800 29,851
Dharma Satya Nusantara TBK
PT 275,200 22,544
*Dian Swastatika Sentosa
TBK PT 24,500 144,504
Elnusa TBK PT 12,100 494
*Energi Mega Persada TBK PT 2,433,600 188,483
Erajaya Swasembada TBK PT 696,300 16,428
ESSA Industries Indonesia
TBK PT 940,800 36,713
Gajah Tunggal TBK PT 10,800 692
Garudafood Putra Putri Jaya
TBK PT 17,500 369
Golden Energy Mines TBK PT 1,400 659
Gudang Garam TBK PT 24,600 22,936
*Harum Energy TBK PT 69,200 4,350
*Impack Pratama Industri TBK
PT 18,900 2,680
Indah Kiat Pulp & Paper TBK
PT 156,500 84,847
Indika Energy TBK PT 50,300 9,709
Indo Tambangraya Megah
TBK PT 36,800 48,124
Indocement Tunggal Prakarsa
TBK PT 31,500 12,480
Indofood CBP Sukses Makmur
TBK PT 44,200 20,935
Indofood Sukses Makmur TBK
PT 221,200 89,613
Indosat TBK PT 8,200 1,089
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 655,400 20,499
*Intiland Development TBK PT 23,800 199
Japfa Comfeed Indonesia TBK
PT 609,100 100,519
Jasa Marga Persero TBK PT 59,600 12,641
Kalbe Farma TBK PT 448,400 30,588
Kawasan Industri Jababeka
TBK PT 119,900 1,629
*Lippo Karawaci TBK PT 374,900 2,167
Map Aktif Adiperkasa PT 782,500 32,633
Matahari Department Store
TBK PT 2,900 324
Mayora Indah TBK PT 178,900 24,621
*MD Entertainment TBK PT 2,090 1,806
Medco Energi Internasional
TBK PT 375,500 34,004
Medikaloka Hermina TBK PT 841,100 66,646
*Merdeka Battery Materials
TBK PT 154,200 6,431

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDONESIA — (Continued)
*Merdeka Copper Gold TBK
PT 94,200 $ 18,015
*Metro Healthcare Indonesia
TBK PT 630,100 19,896
Metrodata Electronics TBK PT 211,300 7,175
Metropolitan Kentjana TBK PT 500 711
Midi Utama Indonesia TBK PT 688,000 12,625
Mitra Adiperkasa TBK PT 808,500 57,079
Mitra Keluarga Karyasehat
TBK PT 303,000 42,963
*MNC Digital Entertainment
TBK PT 428,400 9,699
*MNC Tourism Indonesia TBK
PT 7,682,100 85,585
Pabrik Kertas Tjiwi Kimia TBK
PT 76,400 33,227
Pakuwon Jati TBK PT 856,300 18,366
Pam Mineral TBK PT 251,000 18,019
Pantai Indah Kapuk Dua TBK
PT 400 222
Perusahaan Gas Negara
Persero TBK PT 566,800 71,589
Petrindo Jaya Kreasi TBK PT 466,100 49,984
Petrosea TBK PT 105,700 44,396
*PP Persero TBK PT 12,200 257
Puradelta Lestari TBK PT 31,700 264
Rukun Raharja TBK PT 81,100 20,873
Salim Ivomas Pratama TBK PT 10,100 343
Sampoerna Agro TBK PT 2,100 976
*Sarana Meditama
Metropolitan TBK PT 13,700 268
Sarana Menara Nusantara
TBK PT 1,483,200 46,391
Sawit Sumbermas Sarana
TBK PT 173,200 17,284
Selamat Sempurna TBK PT 306,600 31,875
Semen Indonesia Persero
TBK PT 195,800 28,580
Sumber Alfaria Trijaya TBK PT 726,700 75,549
Sumber Tani Agung
Resources TBK PT 223,600 16,119
Summarecon Agung TBK PT 877,400 20,700
Surya Citra Media TBK PT 69,500 1,035
Surya Semesta Internusa TBK
PT 553,900 51,809
Telkom Indonesia Persero
TBK PT 154,700 33,180
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 7,154 151,092
Temas TBK PT 28,100 226
Tempo Scan Pacific TBK PT 2,200 354
Timah TBK PT 349,400 67,445
Transcoal Pacific TBK PT 68,500 42,035
Triputra Agro Persada PT 307,200 27,361
Tunas Baru Lampung TBK PT 8,900 347
Ultrajaya Milk Industry &
Trading Co. TBK PT 175,600 15,745
Unilever Indonesia TBK PT 316,200 36,264
United Tractors TBK PT 84,500 131,142
Shares Value
INDONESIA — (Continued)
Vale Indonesia TBK PT 77,400 $ 29,743
XLSMART Telecom Sejahtera
TBK PT 550,700 108,270
TOTAL INDONESIA 4,774,109
KOREA, REPUBLIC OF — (20.8%)
*ABOV Semiconductor Co.,
Ltd. 20 184
*Advanced Nano Products
Co., Ltd. 38 1,824
*Aekyung Chemical Co., Ltd. 68 442
Aekyung Industrial Co., Ltd. 32 279
*Ahnlab, Inc. 8 370
*Air Busan Co., Ltd. 232 291
Ajin Industrial Co., Ltd. 144 345
*Alteogen, Inc. 520 149,201
*ALUKO Co., Ltd. 212 337
Amorepacific Corp. 611 58,918
*Ananti, Inc. 4,030 23,546
*Anapass, Inc. 16 197
Asia Cement Co., Ltd. 1,100 9,568
ASIA Holdings Co., Ltd. 4 802
*Asia Pacific Satellite, Inc. 12 168
Asia Paper Manufacturing Co.,
Ltd. 6,077 32,846
Aurora World Corp. 298 3,043
*Avaco Co., Ltd. 16 170
Baiksan Co., Ltd. 32 283
BGF retail Co., Ltd. 536 45,207
*BH Co., Ltd. 3,728 47,267
*BHI Co., Ltd. 892 44,495
Binggrae Co., Ltd. 546 28,373
*Bio Plus Co., Ltd. 757 2,877
*Bioneer Corp. 240 2,258
*BNC Korea Co., Ltd. 6,016 20,563
BNK Financial Group, Inc. 13,556 156,430
Boditech Med, Inc. 1,992 18,032
Bookook Securities Co., Ltd. 12 599
*Boryung 323 2,076
*Bosung Power Technology
Co., Ltd. 80 436
Bukwang Pharmaceutical Co.,
Ltd. 97 271
Byucksan Corp. 200 235
*C&C International Co., Ltd. 8 211
*C&G Hi Tech Co., Ltd. 360 4,502
*Cafe24 Corp. 859 22,707
Caregen Co., Ltd. 2,087 181,964
Celltrion Pharm, Inc. 328 16,657
Celltrion, Inc. 492 71,780
*Chabiotech Co., Ltd. 156 2,368
Cheil Worldwide, Inc. 4,859 74,097
Chemtronics Co., Ltd. 2,609 63,802
*Chemtros Co., Ltd. 28 131
Cheryong Electric Co., Ltd. 1,137 38,587
Chips&Media, Inc. 20 261
*Choil Aluminum Co., Ltd. 120 111
*Chong Kun Dang
Pharmaceutical Corp. 898 53,341

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Chongkundang Holdings
Corp. 8 $ 278
*Chunbo Co., Ltd. 25 1,021
*CJ CGV Co., Ltd. 7,924 33,306
CJ CheilJedang Corp. 585 86,771
CJ Corp. 291 43,971
*CJ ENM Co., Ltd. 1,231 63,970
CJ Freshway Corp. 633 12,291
CJ Logistics Corp. 594 42,835
*Classys, Inc. 632 32,623
*CLIO Cosmetics Co., Ltd. 16 147
*CMG Pharmaceutical Co.,
Ltd. 172 241
*Com2uS Holdings Corp.,
Class F 16 251
*Cosmax, Inc. 521 73,296
*Cosmecca Korea Co., Ltd. 649 43,465
*CosmoAM&T Co., Ltd. 372 13,180
*Cosmochemical Co., Ltd. 287 3,314
*Coway Co., Ltd. 3,642 211,020
*Cowintech Co., Ltd. 257 3,326
*Creative & Innovative System 4,585 42,142
*CS Wind Corp. 2,332 65,858
*CTC BIO, Inc. 16 47
*Cuckoo Homesys Co., Ltd. 1,126 18,422
*Curexo, Inc. 24 331
*D.I Corp. 16 383
Dae Hwa Pharmaceutical Co.,
Ltd. 12 138
Dae Won Kang Up Co., Ltd. 144 417
*Daea TI Co., Ltd. 96 282
*Daechang Forging Co., Ltd. 56 261
*Daedong Corp. 1,094 7,486
Daeduck Electronics Co., Ltd. 3,270 143,804
*Dae-Il Corp. 2,679 20,864
Daejoo Electronic Materials
Co., Ltd. 709 37,337
Daesang Corp. 3,216 48,372
Daesang Holdings Co., Ltd. 56 377
*Daewon Cable Co., Ltd. 160 414
*Daewon Pharmaceutical Co.,
Ltd. 187 1,503
*Daewoo Engineering &
Construction Co., Ltd. 16,135 55,711
*Daewoong Co., Ltd. 1,384 23,076
*Daewoong Pharmaceutical
Co., Ltd. 572 67,119
Daishin Securities Co., Ltd. 711 15,461
*Danal Co., Ltd. 1,272 8,157
Daol Investment & Securities
Co., Ltd. 124 351
DB HiTek Co., Ltd. 3,609 265,272
DB Insurance Co., Ltd. 2,613 258,867
DB Securities Co., Ltd. 104 978
Dear U Co., Ltd. 78 2,040
*Dentium Co., Ltd. 737 24,628
*Devsisters Co., Ltd. 875 23,373
*Digital Daesung Co., Ltd. 52 293
*DIO Corp. 12 132
Shares Value
KOREA, REPUBLIC OF — (Continued)
*DIT Corp. 306 $ 4,656
*DK Tech Co., Ltd. 32 220
*<DKME 468 122
*DL Holdings Co., Ltd. 704 20,297
<DMS Co., Ltd. 84 139
DN Automotive Corp. 2,404 42,004
*Dohwa Engineering Co., Ltd. 56 238
Dong-A Socio Holdings Co.,
Ltd. 248 18,728
Dong-A ST Co., Ltd. 368 14,010
Dongbang Transport Logistics
Co., Ltd. 308 566
Dongjin Semichem Co., Ltd. 6,236 242,612
Dongkoo Bio & Pharma Co.,
Ltd. 44 162
*DongKook Pharmaceutical
Co., Ltd. 1,057 13,798
*Dongkuk Industries Co., Ltd. 100 198
Dongkuk Steel Mill Co., Ltd. 8,283 50,697
Dongsuh Cos., Inc. 1,188 21,459
Dongsung Chemical Co., Ltd. 146 445
*Dongsung Finetec Co., Ltd. 1,343 26,451
*Dongsung Pharmaceutical
Co., Ltd. 16 11
*Dongwha Enterprise Co., Ltd. 56 418
*Dongwha Pharm Co., Ltd. 72 304
Dongwon Industries Co., Ltd. 120 3,464
Dongwon Systems Corp. 24 464
*Dongwoon Anatech Co., Ltd. 4,262 89,717
*Doosan Bobcat, Inc. 4,537 185,338
Doosan Co., Ltd. 92 54,392
*Doosan Enerbility Co., Ltd. 7,106 447,272
*Doosan Fuel Cell Co., Ltd. 2,693 63,518
Doosan Tesna, Inc. 1,009 47,527
Douzone Bizon Co., Ltd. 799 54,066
*Dream Security Co., Ltd. 200 238
*Dreamtech Co., Ltd. 4,010 22,036
*DRTECH Corp. 56 78
*DSK Co., Ltd. 24 133
*Duk San Neolux Co., Ltd. 289 7,840
*Duksan Hi-Metal Co., Ltd. 640 3,953
DY POWER Corp. 28 255
*Easy Holdings Co., Ltd. 148 537
*Ecoplastic Corp. 144 319
*Ecopro BM Co., Ltd. 277 44,646
Ecopro Co., Ltd. 1,485 167,648
E-MART, Inc. 971 61,387
*EMKOREA Co., Ltd. 68 116
*EMRO, Inc. 12 351
*EM-Tech Co., Ltd. 20 114
*Enchem Co., Ltd. 98 6,543
*ENF Technology Co., Ltd. 3,502 143,301
*EO Technics Co., Ltd. 153 39,967
*ESTsoft Corp. 12 150
*Eubiologics Co., Ltd. 1,627 14,152
Eugene Investment &
Securities Co., Ltd. 8,252 24,566
Eugene Technology Co., Ltd. 787 60,690
*Everybot, Inc. 4 73

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*E-World 84 $ 93
*Exem Co., Ltd. 68 106
Exicon Co., Ltd. 12 204
*F&F Co., Ltd. 683 34,686
*FarmStory Co., Ltd., Class A 224 176
*Fine M-Tec Co., Ltd. 72 475
*Fine Semitech Corp. 20 653
*Firstec Co., Ltd. 24 74
*Foosung Co., Ltd. 112 659
*Gabia, Inc. 645 15,011
*Galaxia Moneytree Co., Ltd. 20 154
*GAMSUNG Corp. Co., Ltd. 4,775 22,989
*Gaon Cable Co., Ltd. 12 730
*GC Cell Corp. 1,150 21,412
*GeneOne Life Science, Inc. 124 165
*Global Standard Technology
Co., Ltd. 3,108 63,050
*Global Tax Free Co., Ltd. 1,252 4,066
*GnCenergy Co., Ltd. 1,077 27,385
*GOLFZON Co., Ltd. 840 35,423
Grand Korea Leisure Co., Ltd. 1,980 17,676
*Green Cross Corp. 301 34,483
*Green Cross Holdings Corp. 458 4,970
GS Engineering &
Construction Corp. 9,756 127,220
GS Global Corp. 172 277
GS Holdings Corp. 4,680 223,368
GS P&L Co., Ltd. 27 960
GS Retail Co., Ltd. 1,766 27,176
*HAESUNG DS Co., Ltd. 2,252 100,913
*Haesung Industrial Co., Ltd.,
Class H 52 300
*Han Kuk Carbon Co., Ltd. 771 18,131
Hana Financial Group, Inc. 10,272 714,344
*Hana Materials, Inc. 82 3,811
Hana Micron, Inc. 2,358 61,841
*Hana Technology Co., Ltd. 12 266
Hana Tour Service, Inc. 1,144 36,798
Hancom, Inc. 1,200 21,592
Handok, Inc. 32 252
Handsome Co., Ltd. 619 7,994
Hanil Cement Co., Ltd. 838 9,973
*Hanil Feed Co., Ltd. 32 67
Hanil Holdings Co., Ltd. 1,598 17,319
*Hanjin Kal Corp. 410 32,159
*Hanjin Logistics Corp. 75 1,035
*Hankook Cosmetics
Manufacturing Co., Ltd. 4 138
Hankook Shell Oil Co., Ltd. 75 22,666
Hankook Tire & Technology
Co., Ltd. 3,664 161,640
*Hanmi Pharm Co., Ltd. 300 100,875
*Hanmi Science Co., Ltd. 55 1,624
Hanmi Semiconductor Co.,
Ltd. 2,907 426,134
*HanmiGlobal Co., Ltd. 364 4,752
*Hannong Chemicals, Inc. 24 433
*Hanon Systems 12,111 27,556
Hansae Co., Ltd. 253 2,457
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Hanshin Machinery Co. 44 $ 125
Hansol Chemical Co., Ltd. 636 124,823
Hansol Paper Co., Ltd. 64 374
Hansol Technics Co., Ltd. 104 432
*Hanssem Co., Ltd. 811 26,256
*Hanwha Aerospace Co., Ltd. 628 567,181
*Hanwha Corp. 1,011 80,422
*Hanwha Engine 2,614 98,792
*Hanwha Galleria Corp. 304 385
*Hanwha General Insurance
Co., Ltd. 6,879 29,057
*Hanwha Investment &
Securities Co., Ltd. 6,695 29,908
*Hanwha Life Insurance Co.,
Ltd. 10,593 25,647
*Hanwha Ocean Co., Ltd. 410 39,450
*Hanwha Solutions Corp. 9,761 187,503
*Hanwha Systems Co., Ltd. 2,848 186,384
*Hanwha Vision Co., Ltd. 1,417 60,838
*Hanyang Digitech Co., Ltd. 280 5,213
*Hanyang Securities Co., Ltd. 28 398
*Harim Co., Ltd. 228 483
*Harim Holdings Co., Ltd. 2,149 21,529
HB SOLUTION Co., Ltd. 68 108
HD Hyundai Co., Ltd. 1,853 301,238
HD Hyundai Construction
Equipment Co., Ltd. 3,739 281,061
HD Hyundai Electric Co., Ltd. 588 363,160
*HD Hyundai Energy Solutions
Co., Ltd. 28 1,033
HD Hyundai Heavy Industries
Co., Ltd. 350 139,815
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 618 177,534
HDC Holdings Co., Ltd. 458 6,049
HDC Hyundai Development
Co-Engineering & Construction 440 6,297
*HD-Hyundai Marine Engine 45 2,767
*Heung-A Shipping Co., Ltd. 228 276
*Hite Jinro Co., Ltd. 2,625 32,097
*HK inno N Corp. 765 29,922
*HL Holdings Corp. 799 25,257
HL Mando Co., Ltd. 2,988 132,440
*HLB Biostep Co., Ltd. 116 116
*HLB Global Co., Ltd. 72 111
*HLB, Inc. 629 24,253
*Hotel Shilla Co., Ltd. 1,709 54,853
*HPSP Co., Ltd. 1,486 48,005
*HS Hyosung Advanced
Materials Corp. 209 34,412
*HS Industries Co., Ltd. 211 488
*Hugel, Inc. 295 56,668
Humedix Co., Ltd. 918 27,902
Huons Co., Ltd. 1,641 31,352
*Hwa Shin Co., Ltd. 626 4,040
*Hwaseung Enterprise Co.,
Ltd. 48 168
*HYBE Co., Ltd. 245 63,658
*Hyosung Corp. 443 47,027

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Hyosung Heavy Industries
Corp. 95 $ 171,797
*Hyosung TNC Corp. 325 85,235
Hyundai Autoever Corp. 397 127,286
*Hyundai Bioland Co., Ltd. 52 157
Hyundai BNG Steel Co., Ltd. 28 262
Hyundai Department Store
Co., Ltd. 699 45,503
Hyundai Elevator Co., Ltd. 731 47,941
Hyundai Glovis Co., Ltd. 1,867 313,891
Hyundai Green Food 2,561 27,169
Hyundai Livart Furniture Co.,
Ltd. 40 183
*Hyundai Marine & Fire
Insurance Co., Ltd. 4,350 85,072
Hyundai Motor Co. 4,624 1,606,225
Hyundai Motor Securities Co.,
Ltd. 3,088 20,424
*Hyundai Movex Co., Ltd. 108 2,371
Hyundai Rotem Co., Ltd. 2,324 372,156
Hyundai Steel Co. 2,154 46,764
Hyundai Wia Corp. 861 51,263
HyVision System, Inc. 1,527 18,565
*i3system, Inc. 325 29,352
iFamilySC Co., Ltd. 402 4,200
*Il Dong Pharmaceutical Co.,
Ltd. 167 4,415
Iljin Electric Co., Ltd. 1,073 49,945
*Iljin Holdings Co., Ltd. 68 368
*Iljin Hysolus Co., Ltd. 16 158
*Iljin Power Co., Ltd. 24 257
*Ilshin Stone Co., Ltd. 68 75
<Ilyang Pharmaceutical Co.,
Ltd. 40 272
iM Financial Group Co., Ltd. 19,117 205,859
iMarketKorea, Inc. 68 368
InBody Co., Ltd. 1,559 35,363
*Incar Financial Service Co.,
Ltd. 3,415 37,581
Industrial Bank of Korea 9,700 149,267
Innocean Worldwide, Inc. 1,199 15,835
InnoWireless Co., Ltd. 16 330
*Innox Advanced Materials
Co., Ltd. 2,535 57,590
*Insun ENT Co., Ltd. 88 267
*Insung Information Co., Ltd. 64 77
*Intellian Technologies, Inc. 12 876
*Interflex Co., Ltd. 40 346
*IS Dongseo Co., Ltd. 206 3,363
ISC Co., Ltd. 273 28,582
*i-SENS, Inc. 318 3,623
*ISU Abxis Co., Ltd. 36 148
*ISU Chemical Co., Ltd. 24 153
IsuPetasys Co., Ltd. 4,633 378,197
*Itcenglobal Co., Ltd. 1,530 57,186
*Jahwa Electronics Co., Ltd. 2,180 45,436
JB Financial Group Co., Ltd. 6,963 121,661
*Jeil Pharmaceutical Co., Ltd. 8 81
*Jeju Air Co., Ltd. 333 1,254
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Jeju Semiconductor Corp. 2,492 $ 74,964
*Jin Air Co., Ltd. 174 820
*Jinsung T.E.C. 390 3,885
*JNTC Co., Ltd. 60 1,015
*Jusung Engineering Co., Ltd. 1,688 48,492
*JVM Co., Ltd. 247 4,350
*JW Holdings Corp. 128 354
*JW Life Science Corp. 32 287
*JW Pharmaceutical Corp. 340 7,346
*JYP Entertainment Corp. 1,508 77,317
K Car Co., Ltd. 48 514
*K Ensol Co., Ltd. 16 141
Kakao Corp. 2,507 106,940
*Kakao Games Corp. 2,524 31,142
KakaoBank Corp. 1,724 27,428
*Kakaopay Corp. 784 34,532
*Kangnam Jevisco Co., Ltd. 24 284
*Kangwon Energy Co., Ltd. 40 484
KB Financial Group, Inc. 878 82,469
KB Financial Group, Inc.,
Sponsored ADR 9,289 872,887
*KBI Dongyang Steel Pipe
Co., Ltd. 129 165
KC Tech Co., Ltd. 145 4,760
KCC Glass Corp. 569 10,634
*KCTC 96 450
*Keeps Biopharma, Inc. 36 231
*KEPCO Engineering &
Construction Co., Inc. 12 1,095
*KEPCO Plant Service &
Engineering Co., Ltd. 1,032 40,150
*KG Chemical Corp. 886 3,644
KG DONGBUSTEEL 5,876 22,942
*KG Eco Solution Co., Ltd. 116 533
*KG Mobility Co. 208 561
KGMobilians Co., Ltd. 80 300
KH Vatec Co., Ltd. 2,090 27,762
*KINX, Inc. 501 46,362
*KISWIRE, Ltd. 34 511
KIWOOM Securities Co., Ltd. 494 152,209
*KMW Co., Ltd. 28 368
*KNJ Co., Ltd. 20 389
Koh Young Technology, Inc. 96 2,244
*Kolmar BNH Co., Ltd. 20 207
*Kolmar Korea Co., Ltd. 816 39,627
*Kolon Corp. 318 13,344
*Kolon Enp, Inc. 52 365
Kolon Industries, Inc. 2,323 88,763
*Kolon Life Science, Inc. 12 540
*KoMiCo, Ltd. 583 51,317
Korea Aerospace Industries,
Ltd. 3,344 390,993
*Korea Circuit Co., Ltd. 44 2,161
Korea District Heating Corp. 4 278
Korea Electric Power Corp.,
Sponsored ADR 9,882 199,715
Korea Electric Terminal Co.,
Ltd. 631 32,791

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Korea Electronic Power
Industrial Development Co.,
Ltd. 40 $ 381
Korea Fuel-Tech Corp. 884 4,815
*Korea Gas Corp. 778 21,701
*Korea Information &
Communications Co., Ltd. 60 337
*Korea Information Certificate
Authority, Inc. 64 299
Korea Investment Holdings
Co., Ltd. 2,472 370,096
*Korea Line Corp. 15,412 20,911
*Korea Petrochemical Ind Co.,
Ltd. 397 43,109
*Korea Petroleum Industries
Co. 8 89
Korea Ratings Corp. 4 269
*Korea United Pharm, Inc. 894 11,850
Korea Zinc Co., Ltd. 33 43,193
*Korean Air Lines Co., Ltd. 10,163 164,512
Korean Reinsurance Co. 8,069 65,980
*Krafton, Inc. 854 150,699
*KSS LINE, Ltd. 5,251 35,386
*KT Skylife Co., Ltd. 92 312
KT&G Corp. 1,927 206,034
*KTCS Corp. 124 236
*Kumho Petrochemical Co.,
Ltd. 314 31,435
*Kumho Tire Co., Inc. 12,551 52,492
Kwang Dong Pharmaceutical
Co., Ltd. 2,822 11,822
*Kyeryong Construction
Industrial Co., Ltd. 28 420
Kyobo Securities Co., Ltd. 60 496
*Kyung Dong Navien Co., Ltd. 351 14,095
Kyung-In Synthetic Corp. 132 451
L&C Bio Co., Ltd. 16 1,025
*L&K Biomed Co., Ltd. 16 177
*LabGenomics Co., Ltd. 1,314 1,606
Lake Materials Co., Ltd. 3,901 72,497
*LB Semicon, Inc. 7,636 24,907
*Lee Ku Industrial Co., Ltd. 48 198
*LEENO Industrial, Inc. 2,562 188,492
LG Chem, Ltd. 1,744 376,207
*LG Display Co., Ltd. 16,287 132,048
*LG Display Co., Ltd.,
Sponsored ADR 1,382 5,487
LG Electronics, Inc. 5,281 363,587
*LG Energy Solution, Ltd. 378 104,519
LG H&H Co., Ltd. 319 58,175
*LG HelloVision Co., Ltd. 164 264
LG Innotek Co., Ltd. 825 140,423
LG Uplus Corp. 13,688 152,152
*LIG Nex1 Co., Ltd. 571 191,008
*LigaChem Biosciences, Inc. 254 35,822
*LOT Vacuum Co., Ltd. 372 3,566
Lotte Chemical Corp. 454 26,305
Lotte Chilsung Beverage Co.,
Ltd. 667 61,862
Shares Value
KOREA, REPUBLIC OF — (Continued)
Lotte Corp. 297 $ 6,479
*Lotte Energy Materials Corp. 1,002 27,044
Lotte Innovate Co., Ltd. 20 295
*Lotte Non-Life Insurance Co.,
Ltd. 240 277
Lotte Rental Co., Ltd. 1,031 22,097
Lotte Shopping Co., Ltd. 439 25,619
*Lotte Tour Development Co.,
Ltd. 1,486 25,964
Lotte Wellfood Co., Ltd. 51 4,121
LS Corp. 1,151 183,117
*LS Eco Energy, Ltd. 854 24,474
*LS Electric Co., Ltd. 415 163,186
*LTC Co., Ltd. 298 5,714
*LVMC Holdings 17,264 17,847
LX INTERNATIONAL Corp. 3,109 82,617
LX Semicon Co., Ltd. 1,193 45,336
Macquarie Korea Infrastructure
Fund 16,049 124,766
*Macrogen, Inc. 12 163
*Maeil Dairies Co., Ltd. 20 490
*Manyo Co., Ltd. 24 240
Mcnex Co., Ltd. 3,401 71,947
Medytox, Inc. 50 4,665
*Meerecompany, Inc. 8 100
*MegaStudyEdu Co., Ltd. 967 31,306
Meritz Financial Group, Inc. 3,653 295,915
*MiCo, Ltd. 2,506 30,868
*Mirae Asset Life Insurance
Co., Ltd. 1,968 12,879
Mirae Asset Securities Co.,
Ltd. 2,445 72,616
Misto Holdings Corp. 1,987 64,812
Miwon Commercial Co., Ltd. 110 10,623
Miwon Specialty Chemical
Co., Ltd. 4 375
MNTech Co., Ltd. 1,007 8,346
*Modetour Network, Inc. 16 126
*MONAYONGPYONG 92 203
*mPlus Corp. 382 3,317
*Myoung Shin Industrial Co.,
Ltd. 2,688 17,106
*Namhae Chemical Corp. 72 343
*Namuga Co., Ltd. 36 624
*NanoenTek, Inc. 44 156
NAVER Corp. 602 115,013
*Neosem, Inc. 24 261
*NEPES Corp. 158 2,102
Ω*Netmarble Corp. 735 26,961
*New Power Plasma Co., Ltd. 702 2,994
Newflex Technology Co., Ltd. 52 242
*Nexen Corp. 104 432
Nexen Tire Corp. 168 937
*Nexon Games Co., Ltd. 24 221
*Nexteel Co., Ltd. 53 414
NEXTIN, Inc. 673 46,054
NH Investment & Securities
Co., Ltd. 7,778 146,168
NHN KCP Corp. 934 14,795

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*NICE Holdings Co., Ltd. 3,092 $ 29,923
NICE Information &
Telecommunication, Inc. 24 406
NICE Information Service Co.,
Ltd. 1,099 13,232
*Nong Shim Holdings Co., Ltd. 64 3,935
*NongShim Co., Ltd. 136 38,502
*NOROO Paint & Coatings
Co., Ltd. 40 230
*NOVAREX Co., Ltd. 390 3,810
*OCI Co., Ltd. 843 41,348
OCI Holdings Co., Ltd. 2,896 232,179
*OptoElectronics Solutions
Co., Ltd. 12 139
*Oriental Precision &
Engineering Co., Ltd. 80 465
Orion Corp. 1,764 143,997
*OSTEONIC Co., Ltd. 52 225
Otoki Corp. 119 31,912
*Pan Ocean Co., Ltd. 19,553 63,845
*Paradise Co., Ltd. 3,238 39,907
*Park Systems Corp. 676 142,536
*Partron Co., Ltd. 7,736 38,589
*Pearl Abyss Corp. 817 32,467
People & Technology, Inc. 1,122 41,235
*Peptron, Inc. 8 1,698
PharmaResearch Co., Ltd. 234 76,976
*Pharmicell Co., Ltd. 483 4,728
*Philoptics Co., Ltd. 12 460
*PI Advanced Materials Co.,
Ltd. 776 8,744
*PKC Co., Ltd. 877 3,717
Poongsan Corp. 1,472 134,171
Posco DX Co., Ltd. 1,250 33,564
*POSCO Future M Co., Ltd. 8 1,242
POSCO Holdings, Inc.,
Sponsored ADR 5,820 345,242
Posco International Corp. 3,983 172,669
Posco M-Tech Co., Ltd. 28 387
POSCO Steeleon Co., Ltd. 12 340
*Power Logics Co., Ltd. 88 348
*Protec Co., Ltd. 8 283
*PSK Holdings, Inc. 557 30,532
*PSK, Inc. 2,299 98,227
Pulmuone Co., Ltd. 36 328
*Pumtech Korea Co., Ltd. 466 21,238
*Rainbow Robotics 4 2,023
*Reyon Pharmaceutical Co.,
Ltd. 12 94
*Robostar Co., Ltd. 12 741
*Robotis Co., Ltd. 8 1,881
S&S Tech Corp. 465 29,398
S-1 Corp. 818 45,236
*Sajo Industries Co., Ltd. 8 325
*Sajodaerim Corp. 12 303
*Sam Chun Dang Pharm Co.,
Ltd. 4 1,335
Sam-A Aluminum Co., Ltd. 4 95
Samchully Co., Ltd. 4 399
Shares Value
KOREA, REPUBLIC OF — (Continued)
SAMHWA Paints Industrial
Co., Ltd. 52 $ 251
*<Samick THK Co., Ltd. 16 42
*Samil Pharmaceutical Co.,
Ltd. 28 195
*Samji Electronics Co., Ltd. 40 634
*Samjin Pharmaceutical Co.,
Ltd. 24 322
*Sammok S-Form Co., Ltd. 20 275
*SAMPYO Cement Co., Ltd. 144 840
Ω*Samsung Biologics Co., Ltd. 142 172,148
Samsung E&A Co., Ltd. 9,413 201,418
Samsung Electro-Mechanics
Co., Ltd. 1,559 302,182
Samsung Electronics Co., Ltd. 75,103 8,374,345
Samsung Electronics Co., Ltd.,
GDR 2,429 6,689,466
*Samsung Episholdings Co.,
Ltd. 76 31,997
Samsung Fire & Marine
Insurance Co., Ltd. 789 274,621
*Samsung Heavy Industries
Co., Ltd. 9,739 199,259
Samsung Life Insurance Co.,
Ltd. 1,793 234,557
*Samsung Pharmaceutical
Co., Ltd. 148 186
*Samsung SDI Co., Ltd. 1,236 334,890
Samsung SDS Co., Ltd. 788 94,764
Samsung Securities Co., Ltd. 2,112 132,935
*SAMT Co., Ltd. 5,674 18,133
*Samwha Capacitor Co., Ltd. 863 18,946
*Samwha Electric Co., Ltd. 8 303
Samyang Foods Co., Ltd. 174 142,643
*Samyoung Co., Ltd. 80 338
Sang-A Frontec Co., Ltd. 16 195
*Sangsin Energy Display
Precision Co., Ltd. 48 508
Saramin Co., Ltd. 16 145
*Satrec Initiative Co., Ltd. 4 546
*SD Biosensor, Inc. 3,718 23,299
SeAH Besteel Holdings Corp. 60 3,035
SeAH Holdings Corp. 4 449
SeAH Steel Corp. 46 3,864
SeAH Steel Holdings Corp. 8 756
Seegene, Inc. 1,783 35,427
Segyung Hitech Co., Ltd. 69 241
Sejin Heavy Industries Co.,
Ltd. 990 13,329
*SEMCNS Co., Ltd. 28 185
*Seobu T&D 8,201 100,219
*Seojin System Co., Ltd. 1,478 39,173
*Seoul Auction Co., Ltd. 20 107
*Seoul Semiconductor Co.,
Ltd. 8,097 43,708
*Seoyon Co., Ltd. 56 415
*Seoyon E-Hwa Co., Ltd. 1,916 20,060
SFA Engineering Corp. 244 5,730
*SFA Semicon Co., Ltd. 967 5,267

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Shin Heung Energy &
Electronics Co., Ltd. 1,094 $ 4,955
Shinhan Financial Group Co.,
Ltd. 616 36,077
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 10,965 639,588
*Shinil Electronics Co., Ltd. 96 89
Shinsegae International, Inc. 60 508
Shinsegae, Inc. 1,791 397,544
*Shinsung Delta Tech Co., Ltd. 348 19,269
*Shinsung E&G Co., Ltd. 3,492 4,318
*Silicon2 Co., Ltd. 1,322 48,677
SIMMTECH Co., Ltd. 679 28,539
*SK Biopharmaceuticals Co.,
Ltd. 1,700 139,364
*SK Bioscience Co., Ltd. 398 14,019
SK Discovery Co., Ltd. 612 24,618
SK Gas, Ltd. 156 25,252
SK hynix, Inc. 17,151 10,831,082
Ω*SK IE Technology Co., Ltd. 1,063 20,198
SK Innovation Co., Ltd. 1,553 120,839
SK Networks Co., Ltd. 11,544 44,912
*SK oceanplant Co., Ltd. 1,297 16,940
SK Securities Co., Ltd. 1,184 780
#SK Telecom Co., Ltd., ADR 2,917 82,230
SK, Inc. 1,125 260,655
*SKC Co., Ltd. 234 19,037
*SL Corp. 2,982 114,565
*SM Entertainment Co., Ltd. 302 24,338
*SMEC Co., Ltd. 198 893
*SOCAR, Inc. 32 265
*S-Oil Corp. 1,904 140,082
Solid, Inc. 11,717 69,192
*SOLUM Co., Ltd. 4,820 52,908
*Solus Advanced Materials
Co., Ltd. 1,275 7,219
Songwon Industrial Co., Ltd. 1,589 10,024
*SOOP Co., Ltd. 414 21,255
Soulbrain Co., Ltd. 203 68,894
*SPG Co., Ltd. 78 8,329
*ST Pharm Co., Ltd. 419 46,458
*Straffic Co., Ltd. 80 202
*Studio Dragon Corp. 1,185 40,587
*STX Engine Co., Ltd. 81 1,908
*Suheung Co., Ltd. 24 361
*Sukgyung AT Co., Ltd. 4 163
*Sung Kwang Bend Co., Ltd. 1,107 25,110
*Sungshin Cement Co., Ltd. 76 520
*Sungwoo Hitech Co., Ltd. 10,488 58,072
*Sunjin Co., Ltd. 1,224 9,566
SY Co., Ltd. 60 115
*Synergy Innovation Co., Ltd. 80 132
*Synopex, Inc. 6,793 36,150
*Systems Technology, Inc. 258 6,802
*Taewoong Co., Ltd. 861 18,334
*Taihan Cable & Solution Co.,
Ltd. 1,109 22,652
*TCC Steel 16 190
*TechWing, Inc. 1,775 61,658
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Tego Science, Inc. 4 $ 41
*Telechips, Inc. 32 348
*TEMC Co., Ltd. 604 4,192
TES Co., Ltd. 425 21,318
*Theragen Etex Co., Ltd. 116 240
*TK Corp. 2,272 44,985
*TKG Huchems Co., Ltd. 1,233 17,132
*TLB Co., Ltd. 568 23,558
Tokai Carbon Korea Co., Ltd. 341 56,383
*Tongyang Life Insurance Co.,
Ltd. 3,835 18,357
Toptec Co., Ltd. 140 471
Tovis Co., Ltd. 2,685 29,100
*TS Corp. 168 324
*TSE Co., Ltd. 122 6,637
*Tuksu Construction Co., Ltd. 40 184
*Tway Air Co., Ltd. 6,251 6,023
TYM Corp. 622 3,051
*UBCare Co., Ltd. 40 111
*Uni-Chem Co., Ltd. 112 92
*Unid Co., Ltd. 466 25,867
*Union Semiconductor
Equipment & Materials Co.,
Ltd. 40 319
*Uniquest Corp. 632 2,841
*Unison Co., Ltd. 384 267
*UniTest, Inc. 28 280
*Unitrontech Co., Ltd. 76 360
*Value Added Technology Co.,
Ltd. 1,111 15,939
*VICTEK Co., Ltd. 40 110
*Vieworks Co., Ltd. 20 393
*Vina Tech Co., Ltd. 4 265
*Vitzro Tech Co., Ltd. 32 240
*Vitzrocell Co., Ltd. 2,528 36,882
*VM, Inc. 28 585
*VT Co., Ltd. 1,676 23,986
*Wemade Co., Ltd. 1,178 26,721
*Won Tech Co., Ltd. 4,174 29,636
*WONIK IPS Co., Ltd. 2,980 236,843
*Wonik Materials Co., Ltd. 264 7,364
*WONIK PNE Co., Ltd. 52 156
*Wonik QnC Corp. 2,071 41,006
Woojin, Inc. 36 654
Woori Financial Group, Inc. 8,967 188,448
Woori Financial Group, Inc.,
ADR 7,219 448,156
*Woori Technology, Inc. 140 878
*Woosu AMS Co., Ltd., Class
A 104 228
*Worldex Industry & Trading
Co., Ltd. 1,639 29,492
Xexymix Corp. 48 175
*Y G-1 Co., Ltd. 60 374
*YC Corp. 28 384
*Yest Co., Ltd. 24 362
*YG Entertainment, Inc. 594 30,827
*YMT Co., Ltd. 16 125
*Youlchon Chemical Co., Ltd. 16 302

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Youngone Holdings Co., Ltd. 238 $ 34,227
Yuanta Securities Korea Co.,
Ltd. 344 1,104
*Yuhan Corp. 410 30,763
*Yungjin Pharmaceutical Co.,
Ltd. 136 181
*Zeus Co., Ltd. 2,148 29,413
Zinus, Inc. 1,011 8,836
TOTAL KOREA, REPUBLIC
OF 57,052,307
KUWAIT — (1.0%)
A'ayan Leasing & Investment
Co. KSCP 46,055 31,364
*Acico Industries Co. KSC 20,228 27,419
Al Ahli Bank of Kuwait KSCP 61,034 58,667
Ali Alghanim Sons Automotive
Co. KSCC 4,657 16,813
*<Arabi Group Holding KSC 308 72
Beyout Holding Co. KPSC 8,022 9,410
Boubyan Bank KSCP 361 798
Boursa Kuwait Securities Co.
KPSC 4,071 41,784
Burgan Bank SAK 34,981 22,682
Combined Group Contracting
Co. SAK 11,134 35,916
Commercial Real Estate Co.
KSC 44,203 29,814
Gulf Bank KSCP 147,564 165,883
Gulf Cables & Electrical
Industries Group Co. KSCP 13,540 88,679
Heavy Engineering & Ship
Building Co. KSCP 11,162 28,623
Humansoft Holding Co. KSC 4,490 38,712
*IFA Hotels & Resorts KPSC 243 679
Integrated Holding Co. KCSC 24,519 34,114
JTC Logistics Transportation &
Stevedoring Co. KSCP 9,624 13,547
Kuwait Finance House KSCP 221,111 582,137
Kuwait Insurance Co. SAK 500 994
Kuwait International Bank
KSCP 61,292 54,322
*Kuwait Real Estate Co. KSC 21,614 24,649
Kuwait Telecommunications
Co. 19,656 42,207
Mabanee Co. KPSC 15,842 51,878
Mezzan Holding Co. KSCC 8,115 26,891
Mobile Telecommunications
Co. KSCP 134,045 222,753
National Bank of Kuwait SAKP 145,953 452,269
Salhia Real Estate Co. KSCP 29,726 37,775
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC 46,034 21,600
*Warba Bank KSCP 590,167 544,207
TOTAL KUWAIT 2,706,658
MALAYSIA — (1.9%)
7-Eleven Malaysia Holdings
BHD 400 203
Shares Value
MALAYSIA — (Continued)
Able Global BHD 800 $ 339
Aeon Co. M BHD 103,700 32,620
*AFFIN Bank BHD 33,355 22,677
Ajinomoto Malaysia BHD 100 346
Alliance Bank Malaysia BHD 55,605 73,773
Allianz Malaysia BHD 2,600 15,170
AME Elite Consortium BHD 1,000 380
AMMB Holdings BHD 78,300 128,117
#Ancom Nylex BHD 2,000 472
*Astro Malaysia Holdings BHD 10,100 243
Aurelius Technologies BHD 49,100 9,030
Axiata Group BHD 122,400 71,416
Bank Islam Malaysia BHD 31,900 19,988
Batu Kawan BHD 300 1,473
*Berjaya Corp. BHD 227,700 15,596
*Berjaya Land BHD, Class F 3,700 258
British American Tobacco
Malaysia BHD 400 473
Bursa Malaysia BHD 25,700 58,937
Carlsberg Brewery Malaysia
BHD 4,400 19,600
CCK Consolidated Holdings
BHD 700 241
CELCOMDIGI BHD 77,200 63,844
*Chin Hin Group BHD 23,700 13,888
CIMB Group Holdings BHD 206,300 449,024
Crescendo Corp. BHD 900 288
*D&O Green Technologies
BHD 105,600 16,609
*Dagang NeXchange BHD 198,100 14,825
Dayang Enterprise Holdings
BHD 64,200 29,152
Dialog Group BHD 14,900 6,199
#DRB-Hicom BHD 3,000 822
Duopharma Biotech BHD 1,000 347
DXN Holdings BHD 2,000 256
*Eastern & Oriental BHD 125,300 23,363
Eco World Development
Group BHD 93,800 53,063
EG Industries BHD 11,200 3,211
*Ekovest BHD 6,300 415
Farm Fresh BHD 39,900 28,948
Fraser & Neave Holdings BHD 2,600 23,586
Frontken Corp. BHD 180,200 175,537
Gamuda BHD 46,512 52,152
Gas Malaysia BHD 11,400 13,332
Genting BHD 109,600 79,517
Genting Malaysia BHD 140,700 70,671
Genting Plantations BHD 16,800 21,991
*Greatech Technology BHD 79,900 35,673
Guan Chong BHD 95,766 16,763
HAP Seng Consolidated BHD 600 455
Hap Seng Plantations Holdings
BHD 800 463
*Hartalega Holdings BHD 110,300 25,742
Heineken Malaysia BHD 7,900 47,977
Hextar Global BHD 58,600 12,487
Hiap Teck Venture BHD 3,900 267
Hibiscus Petroleum BHD 192,500 75,691

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
MALAYSIA — (Continued)
Hong Leong Bank BHD 1,300 $ 8,508
Hong Leong Financial Group
BHD 200 1,133
Hong Leong Industries BHD 3,300 14,164
Hume Cement Industries BHD 400 364
Hup Seng Industries BHD 900 237
*IGB BHD 1,800 1,630
IHH Healthcare BHD 21,900 49,778
IJM Corp. BHD 119,500 81,243
Inari Amertron BHD 47,500 19,400
IOI Corp. BHD 19,000 19,231
IOI Properties Group BHD 18,300 14,809
ITMAX SYSTEM BHD 33,500 43,256
Jaya Tiasa Holdings BHD 50,900 13,558
Kelington Group BHD 109,100 146,131
Kenanga Investment Bank
BHD 1,800 393
Kerjaya Prospek Group BHD 900 619
Kim Loong Resources BHD 800 487
Kossan Rubber Industries
BHD 85,500 21,906
#KPJ Healthcare BHD 74,600 52,421
Kretam Holdings BHD 1,800 315
KSL Holdings BHD 1,271 987
Kuala Lumpur Kepong BHD 17,578 86,954
Lagenda Properties BHD 1,700 647
LBS Bina Group BHD 3,400 349
Leong Hup International BHD 65,600 13,147
Lianson Fleet Group BHD 6,400 3,296
LPI Capital BHD 14,900 57,151
Magnum BHD 41,100 13,763
Mah Sing Group BHD 87,100 25,410
Malakoff Corp. BHD 111,200 22,003
Malayan Banking BHD 80,600 241,268
Malayan Cement BHD 35,400 71,842
Malayan Flour Mills BHD 2,700 432
Malaysia Smelting Corp. BHD 1,800 872
Malaysian Pacific Industries
BHD 4,700 38,153
Malaysian Resources Corp.
BHD 262,900 23,342
Matrix Concepts Holdings BHD 143,700 52,128
Maxis BHD 59,700 57,852
#MBSB BHD 200,000 37,037
Mega First Corp. BHD 31,000 25,558
Mi Technovation BHD 1,200 956
MISC BHD 23,200 47,083
MKH BHD 1,000 259
MNRB Holdings BHD 22,500 14,783
ΩMR DIY Group M BHD 96,500 44,798
Muhibbah Engineering M BHD 1,600 221
Nationgate Holdings BHD 69,700 17,593
Nestle Malaysia BHD 1,100 31,253
*NEXG BHD 4,100 307
OCK Group BHD 2,900 276
Padini Holdings BHD 7,900 3,908
Pantech Group Holdings BHD 2,000 332
Paramount Corp. BHD 1,000 266
Pecca Group BHD 500 213
Shares Value
MALAYSIA — (Continued)
Perak Transit BHD 1,900 $ 128
#Petronas Chemicals Group
BHD 49,000 40,150
Petronas Dagangan BHD 5,900 31,730
Petronas Gas BHD 1,700 7,926
*Pharmaniaga BHD 307,200 22,210
PPB Group BHD 14,900 42,712
Press Metal Aluminium
Holdings BHD 84,700 162,439
Public Bank BHD 258,900 319,849
QL Resources BHD 79,700 81,277
*Ranhill Utilities BHD 600 262
RHB Bank BHD 43,300 92,817
Sam Engineering & Equipment
M BHD 6,200 5,505
Sarawak Oil Palms BHD 16,200 15,740
#Scientex BHD 19,900 19,486
SD Guthrie BHD 48,900 72,444
Sime Darby BHD 127,600 69,918
#Sime Darby Property BHD 85,000 32,344
SKP Resources BHD 51,300 7,873
*Solarvest Holdings BHD 900 575
Southern Cable Group BHD 5,000 2,626
SP Setia BHD Group 125,400 31,334
Sports Toto BHD 55,400 18,270
#Sunway BHD 17,300 25,279
Sunway Construction Group
BHD 16,400 24,629
Syarikat Takaful Malaysia
Keluarga BHD 44,900 39,524
Ta Ann Holdings BHD 18,900 22,247
Taliworks Corp. BHD 1,200 143
Telekom Malaysia BHD 13,000 26,053
Tenaga Nasional BHD 44,400 157,011
TIME dotCom BHD 17,100 25,897
Top Glove Corp. BHD 155,100 24,001
*Tropicana Corp. BHD 17,400 5,208
*TSH Resources BHD 1,600 499
Uchi Technologies BHD 14,200 10,987
UEM Sunrise BHD 96,300 16,001
United Malacca BHD 600 890
United Plantations BHD 22,500 172,603
UOA Development BHD 2,300 1,091
*Uzma BHD, Class A 1,600 158
Velesto Energy BHD 766,900 59,337
VS Industry BHD 326,988 34,839
Wasco BHD 1,100 257
*WCT Holdings BHD 128,500 19,233
Wellcall Holdings BHD 1,000 335
#Westports Holdings BHD 17,804 27,596
Yinson Holdings BHD 79,132 47,375
YTL Corp. BHD 148,020 78,103
#YTL Power International BHD 43,720 35,823
Zetrix Ai BHD 324,367 66,239
TOTAL MALAYSIA 5,250,905
MEXICO — (2.3%)
*Alpek SAB de CV, Class A 16,700 8,741
Alsea SAB de CV 34,690 106,728

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
MEXICO — (Continued)
America Movil SAB de CV,
ADR 25,415 $ 526,091
Arca Continental SAB de CV 7,300 82,877
*Axtel SAB de CV 182,833 29,617
Ω#Banco del Bajio SA 65,400 193,557
#Becle SAB de CV 18,900 20,025
Bolsa Mexicana de Valores
SAB de CV 39,000 78,800
Cemex SAB de CV,
Sponsored ADR 39,598 494,183
Coca-Cola Femsa SAB de CV,
Sponsored ADR 1,202 125,357
Consorcio ARA SAB de CV 2,600 589
*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 65,748 64,130
Corp Inmobiliaria Vesta SAB
de CV 30,900 96,261
Corporativo Fragua SAB de
CV, Class H 40 1,222
*Corpovael SA de CV 1,800 519
Cydsa SAB de CV 100 99
El Puerto de Liverpool SAB
de CV 4,800 28,996
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 730 76,183
GCC SAB de CV 7,500 81,762
Genomma Lab Internacional
SAB de CV, Class B 48,800 47,092
Gentera SAB de CV 85,000 238,874
Gruma SAB de CV, Class B 6,095 110,569
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 14,218 208,471
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 986 271,061
#Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 392 135,291
#Grupo Bimbo SAB de CV,
Class A 32,100 112,323
Grupo Carso SAB de CV 7,100 48,694
Grupo Comercial Chedraui SA
de CV 11,123 76,925
Grupo Financiero Banorte SAB
de CV, Class O 47,700 543,269
Grupo Financiero Inbursa SAB
de CV, Class O 29,700 74,854
Grupo Herdez SAB de CV 4,660 19,847
*Grupo Hotelero Santa Fe
SAB de CV 1,300 295
*Grupo Industrial Saltillo SAB
de CV 1,000 755
Grupo Mexico SAB de CV,
Class B 66,200 740,538
*Grupo Nutrisa SAB de CV 4,660 1,206
#*Grupo Rotoplas SAB de CV 2,400 1,630
*Grupo Simec SAB de CV,
Class B 100 1,029
Shares Value
MEXICO — (Continued)
*Grupo Sports World SAB de
CV, Class S 1,100 $ 552
Grupo Televisa SAB 141,700 93,530
Ω#*Grupo Traxion SAB de CV,
Class A 30,000 24,298
*Industrias Penoles SAB de
CV 7,100 414,532
Kimberly-Clark de Mexico SAB
de CV, Class A 45,600 101,757
La Comer SAB de CV 15,641 33,866
Medica Sur SAB de CV, Class
B 100 330
Megacable Holdings SAB de
CV 73,218 258,143
*Minera Frisco SAB de CV 900 690
Ω*Nemak SAB de CV 184,400 36,142
Operadora De Sites
Mexicanos SAB de CV, Class
A 66,600 62,388
*Orbia Advance Corp. SAB
de CV 64,900 69,251
Organizacion Soriana SAB de
CV, Class B 100 206
*Promotora de Hoteles Norte
19 SAB De CV, Class L 2,000 728
Promotora y Operadora de
Infraestructura SAB de CV 7,260 114,364
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 100 1,210
Qualitas Controladora SAB
de CV 10,200 95,844
Regional SAB de CV 22,700 204,113
Wal-Mart de Mexico SAB de
CV 63,900 204,294
TOTAL MEXICO 6,364,698
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 40 440
Credicorp, Ltd. 811 289,389
Intercorp Financial Services,
Inc. 63 3,086
TOTAL PERU 292,915
PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc. 64,800 34,997
Aboitiz Power Corp. 33,000 24,100
ACEN Corp. 419,000 18,858
Alliance Global Group, Inc. 128,000 16,174
Apex Mining Co., Inc. 54,600 14,095
Asia United Bank Corp. 15,600 11,181
*Atlas Consolidated Mining &
Development Corp. 3,000 530
Ayala Corp. 4,440 38,156
Ayala Land, Inc. 121,700 43,922
Bank of the Philippine Islands 10,990 23,145
BDO Unibank, Inc. 70,901 162,560
Bloomberry Resorts Corp. 8,000 389
*Cebu Air, Inc., Class A 500 276

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
PHILIPPINES — (Continued)
Century Pacific Food, Inc. 51,400 $ 33,216
China Banking Corp. 23,820 25,891
Converge Information and
Communications Technology
Solutions, Inc. 118,500 31,195
D&L Industries, Inc. 4,600 312
DigiPlus Interactive Corp. 99,890 22,258
*DITO CME Holdings Corp. 7,000 81
DM Wenceslao and
Associates, Inc. 700 59
DMCI Holdings, Inc. 43,100 7,905
*DoubleDragon Corp. 2,100 360
East West Banking Corp. 1,400 293
Emperador, Inc. 1,000 263
First Philippine Holdings Corp. 8,070 10,553
Ginebra San Miguel, Inc.,
Class A 2,290 11,318
Globe Telecom, Inc. 830 22,145
GT Capital Holdings, Inc. 8,300 94,445
International Container
Terminal Services, Inc. 15,360 167,477
JG Summit Holdings, Inc. 237,800 112,276
Jollibee Foods Corp. 12,250 42,650
Keepers Holdings, Inc. (The),
Class A 8,000 311
Lopez Holdings Corp. 4,000 247
LT Group, Inc. 6,600 1,789
Manila Electric Co. 2,780 27,857
Manila Water Co., Inc. 89,500 61,713
Megaworld Corp. 354,000 13,227
Metropolitan Bank & Trust Co. 48,860 60,577
ΩMonde Nissin Corp. 1,100 106
Nickel Asia Corp. 262,000 23,984
Oceanagold Philippines, Inc. 32,700 20,410
Petron Corp. 15,000 688
Philex Mining Corp. 6,000 1,182
Philippine National Bank 11,080 12,043
Philippine Seven Corp. 24,840 14,554
Philippine Stock Exchange,
Inc. (The) 40 139
PLDT, Inc., Sponsored ADR 3,030 68,357
Puregold Price Club, Inc. 108,700 66,091
RFM Corp. 4,000 355
Robinsons Land Corp. 73,900 22,717
Robinsons Retail Holdings,
Inc. 18,600 11,672
San Miguel Corp. 12,010 16,338
Security Bank Corp. 19,080 21,079
Semirara Mining & Power
Corp., Class A 35,700 19,281
SM Investments Corp. 40 476
SM Prime Holdings, Inc. 106,500 39,069
SSI Group, Inc. 4,000 183
STI Education Systems
Holdings, Inc. 11,000 235
Synergy Grid & Development
Phils, Inc. 2,500 815
*Top Frontier Investment
Holdings, Inc. 80 82
Shares Value
PHILIPPINES — (Continued)
Union Bank of the Philippines 3,300 $ 1,449
Universal Robina Corp. 38,850 46,847
Vista Land & Lifescapes, Inc.,
Class A 11,000 220
Wilcon Depot, Inc. 71,000 8,055
TOTAL PHILIPPINES 1,533,228
POLAND — (1.6%)
*11 bit studios SA 4 164
AB SA 408 13,729
Agora SA 156 407
Alior Bank SA 5,088 167,041
Ω*Allegro.eu SA 6,211 51,320
Amica SA 16 272
AmRest Holdings SE 3,077 11,816
Apator SA 64 478
*Arctic Paper SA 72 165
ASBISc Enterprises PLC 3,354 36,609
Asseco Poland SA 3,336 204,329
#Asseco South Eastern
Europe SA 1,372 29,059
Auto Partner SA 9,269 49,433
Bank Handlowy w Warszawie
SA 1,493 48,720
*Bank Millennium SA 11,186 54,406
*Bank Ochrony Srodowiska SA 108 311
Bank Polska Kasa Opieki SA 4,662 285,809
*Benefit Systems SA 100 108,587
*Bioton SA 256 287
BNPP Bank Polska SA 782 32,396
*Boryszew SA 148 241
Budimex SA 406 79,079
#*CCC SA 1,710 56,962
CD Projekt SA 424 31,149
*Celon Pharma SA 28 173
*Cognor Holding SA 128 183
Cyber Folks SA 615 35,825
#*Cyfrowy Polsat SA 9,764 36,929
Develia SA 37,836 100,037
Ω*Dino Polska SA 9,996 106,197
Dom Development SA 275 20,918
Echo Investment SA 444 653
Enea SA 15,020 93,441
*Eurocash SA 1,979 3,811
*Fabryki Mebli Forte SA 40 281
Ferro SA, Class A 1,280 11,076
*Globe Trade Centre SA 248 208
*Grupa Azoty SA 6,994 35,145
Grupa Kety SA 593 171,041
Grupa Pracuj SA 1,132 15,365
Ω*HUUUGE, Inc. 2,356 16,756
ING Bank Slaski SA 869 95,345
Inter Cars SA 276 49,482
*KGHM Polska Miedz SA 2,902 272,528
LPP SA 14 77,792
*Lubelski Wegiel Bogdanka SA 36 216
*mBank SA 354 103,907
Mirbud SA 7,038 26,131
Mo-BRUK SA 146 14,863

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
POLAND — (Continued)
Neuca SA 61 $ 13,662
NEWAG SA 1,281 45,135
Orange Polska SA 16,509 53,756
ORLEN SA 12,209 372,724
PCC Rokita SA, Class B 12 246
Pepco Group NV 7,143 58,657
*PGE Polska Grupa
Energetyczna SA 39,336 111,678
*PKP Cargo SA 96 371
PlayWay SA 4 317
Powszechna Kasa
Oszczednosci Bank Polski SA 13,653 357,429
Powszechny Zaklad
Ubezpieczen SA 17,853 353,794
Rainbow Tours SA 694 30,006
Santander Bank Polska SA 385 60,880
*Selvita SA 32 388
Synektik SA 578 48,216
*Tauron Polska Energia SA 77,037 239,410
Text SA 2,334 27,958
Torpol SA 36 595
Unimot SA, Class F 16 615
Voxel SA 249 9,717
*VRG SA 644 907
Warsaw Stock Exchange 948 19,060
Wirtualna Polska Holding SA 199 3,472
ΩXTB SA 3,290 78,893
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 24 529
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 72 396
TOTAL POLAND 4,439,883
QATAR — (0.9%)
Aamal Co. 7,568 1,781
Ahli Bank QSC 1,684 1,775
Al Khaleej Takaful Group QSC 812 524
Al Meera Consumer Goods
Co. QSC 4,594 18,560
Al Rayan Bank 225,193 140,583
*Baladna 67,856 23,091
Barwa Real Estate Co. 71,835 54,000
Commercial Bank PSQC (The) 169,507 221,137
Doha Bank QPSC 412,688 312,831
Doha Insurance Co. QSC 17,854 13,421
*Estithmar Holding QPSC 8,565 9,480
Gulf International Services
QSC 151,110 115,958
Gulf Warehousing Co. 18,575 12,805
Industries Qatar QSC 460 1,607
Lesha Bank LLC 60,428 31,085
Mannai Corp. QSC 12,234 16,397
*Mazaya Real Estate
Development QPSC 3,356 536
Medicare Group 11,882 20,990
Mesaieed Petrochemical
Holding Co. 99,811 29,990
Nebras Energy 5,767 24,234
Ooredoo QPSC 25,629 99,954
Shares Value
QATAR — (Continued)
Qatar Aluminum Manufacturing
Co. 260,924 $ 135,156
Qatar Fuel QSC 10,521 44,789
Qatar Gas Transport Co., Ltd. 34,699 45,744
Qatar Industrial Manufacturing
Co. QSC 24,524 15,600
Qatar Insurance Co. SAQ 39,989 24,064
Qatar International Islamic
Bank QSC 38,300 120,023
Qatar Islamic Bank QPSC 21,018 144,315
Qatar Islamic Insurance Group 384 916
Qatar National Bank QPSC 133,739 727,281
Qatar National Cement Co.
QSC 41,475 32,590
QLM Life & Medical Insurance
Co. WLL 804 541
Salam International
Investment, Ltd. QSC 2,660 560
United Development Co. QSC 66,718 17,664
Vodafone Qatar PQSC 61,656 43,079
*Widam Food Co. 472 188
Zad Holding Co. 4,888 19,480
TOTAL QATAR 2,522,729
SAUDI ARABIA — (3.4%)
Abdullah Al Othaim Markets
Co. 21,781 38,676
*ACWA Power Co. 335 16,729
Ades Holding Co. 6,818 34,956
*Advanced Building Industries
Co. 28 302
*Advanced Petrochemical Co. 5,424 37,570
Al Babtain Power &
Telecommunication Co. 3,786 70,659
Al Hammadi Holding 4,308 31,954
Al Jouf Agricultural
Development Co. 1,868 24,902
*Al Khaleej Training and
Education Co. 36 200
Al Masane Al Kobra Mining
Co. 1,812 56,427
Al Rajhi Bank 33,382 954,102
Al Yamamah Steel Industries
Co. 660 6,680
Alamar Foods 32 375
Alandalus Property Co. 2,634 12,360
Alaseel Co. 18,676 18,424
Al-Dawaa Medical Services
Co. 2,413 32,971
Aldrees Petroleum and
Transport Services Co. 2,345 74,713
Alinma Bank 17,172 130,391
AlKhorayef Water & Power
Technologies Co. 1,158 38,223
Almarai Co. JSC 14,581 171,441
Almawarid Manpower Co. 610 20,118
Alujain Corp. 1,320 9,200
Arab National Bank 10,652 64,752
Arabian Cement Co. 176 1,023
ΩArabian Centres Co. 9,792 50,909

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Arabian Drilling Co. 1,463 $ 40,995
Arabian Internet &
Communications Services Co. 931 58,183
Arabian Pipes Co. 2,172 3,034
*Arabian Shield Cooperative
Insurance Co. 40 127
Arriyadh Development Co. 9,449 54,492
Astra Industrial Group Co. 1,372 54,870
Bank AlBilad 15,986 113,288
*Bank Al-Jazira 19,465 65,027
Banque Saudi Fransi 46,893 225,669
*Bawan Co. 3,467 45,109
BinDawood Holding Co. 14,056 18,513
Bupa Arabia for Cooperative
Insurance Co. 1,654 72,762
Catrion Catering Holding Co. 2,284 49,356
City Cement Co. 6,163 22,248
Co. for Cooperative Insurance
(The) 2,323 84,851
Dallah Healthcare Co. 802 26,515
*Dar Al Arkan Real Estate
Development Co. 19,374 96,180
Dr. Sulaiman Al Habib Medical
Services Group Co. 2,400 167,393
East Pipes Integrated Co. for
Industry 1,766 71,663
Eastern Province Cement Co. 2,487 16,232
Electrical Industries Co. 32,512 118,582
Elm Co. 480 99,309
*Emaar Economic City 3,869 10,161
Etihad Etisalat Co. 16,712 313,681
Etihad GO Telecom Co. 942 23,382
*Fawaz Abdulaziz Al Hokair
& Co. 4,764 21,961
First Milling Co. 784 10,556
Gulf Insurance Group 3,105 20,017
*Herfy Food Services Co. 92 390
Jamjoom Pharmaceuticals
Factory Co. 589 22,017
Jarir Marketing Co. 40,322 153,410
Leejam Sports Co. JSC 1,462 39,525
*Lumi Rental Co. 1,984 25,327
Maharah Human Resources
Co. 9,387 14,891
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,191 11,494
Middle East Healthcare Co. 3,678 34,851
*Middle East Paper Co. 1,976 10,916
Middle East Pharmaceutical
Co. 648 19,298
Middle East Specialized
Cables Co. 549 3,348
Mobile Telecommunications
Co. Saudi Arabia 44,447 129,880
Mouwasat Medical Services
Co. 2,829 52,496
Nahdi Medical Co. 1,422 37,363
*Najran Cement Co. 304 542
Shares Value
SAUDI ARABIA — (Continued)
*National Agriculture
Development Co. (The) 3,807 $ 20,077
National Co. for Glass
Industries (The) 12 118
National Co. for Learning &
Education 598 20,536
*National Industrialization Co. 26,907 66,860
National Medical Care Co. 1,091 46,104
Northern Region Cement Co. 5,247 9,904
*Power & Water Utility Co. for
Jubail & Yanbu 2,514 21,730
Qassim Cement Co. (The) 3,081 35,158
*Rabigh Refining &
Petrochemical Co. 9,296 17,672
*Red Sea International Co. 420 3,030
Riyad Bank 73,806 552,950
Riyadh Cables Group Co. 715 24,915
Riyadh Cement Co. 6,879 45,485
SABIC Agri-Nutrients Co. 6,371 212,327
Sahara International
Petrochemical Co. 5,052 20,635
SAL Saudi Logistics Services 1,282 61,627
*Saudi Arabian Amiantit Co. 716 3,054
*Saudi Arabian Mining Co. 13,603 280,351
ΩSaudi Arabian Oil Co. 116,141 798,901
Saudi Aramco Base Oil Co. 1,865 52,061
*Saudi Automotive Services
Co. 2,566 35,096
Saudi Awwal Bank 32,142 305,763
Saudi Basic Industries Corp. 11,921 180,689
Saudi Cement Co. 4,869 46,786
Saudi Ceramic Co. 3,338 24,741
Saudi Chemical Co. Holding 22,073 45,079
Saudi Electricity Co. 13,576 52,122
Saudi Ground Services Co. 2,893 28,523
Saudi Industrial Investment
Group 19,862 66,247
Saudi Investment Bank (The) 13,185 49,215
*Saudi Kayan Petrochemical
Co. 66,772 87,232
Saudi National Bank (The) 43,856 524,537
*Saudi Paper Manufacturing
Co. 1,277 19,237
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 3,799 27,976
*Saudi Real Estate Co. 5,510 21,257
*Saudi Reinsurance Co. 6,133 45,621
*Saudi Research & Media
Group 320 10,221
Saudi Steel Pipe Co. 2,352 25,786
Saudi Telecom Co. 60,930 721,277
Saudia Dairy & Foodstuff Co. 1,020 65,757
*Savola Group (The) 7,605 48,318
Scientific & Medical Equipment
House Co. 16 139
*Seera Group Holding 12,148 86,802
*Sinad Holding Co. 180 431
Southern Province Cement Co. 1,436 8,779

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Sumou Real Estate Co. 60 $ 528
Sustained Infrastructure
Holding Co. 3,106 23,717
Tanmiah Food Co. 804 12,969
Theeb Rent A Car Co. 1,972 18,581
United Electronics Co. 2,364 55,433
United International
Transportation Co. 3,630 58,601
*Walaa Cooperative Insurance
Co. 3,496 10,533
Yamama Cement Co. 4,842 34,701
Yanbu Cement Co. 9,443 39,301
Yanbu National Petrochemical
Co. 6,630 47,727
TOTAL SAUDI ARABIA 9,481,178
SOUTH AFRICA — (4.7%)
Absa Group, Ltd. 24,933 395,990
Advtech, Ltd. 49,063 120,076
AECI, Ltd. 14,989 88,864
African Rainbow Minerals, Ltd. 2,421 36,218
Afrimat, Ltd. 9,039 23,982
Alexander Forbes Group
Holdings, Ltd. 1,016 542
Altron, Ltd., Class A 33,986 41,048
Anglogold Ashanti PLC 6,086 565,207
Aspen Pharmacare Holdings,
Ltd. 5,358 35,921
Astral Foods, Ltd. 4,329 73,907
AVI, Ltd. 18,076 121,164
Bid Corp., Ltd. 6,277 158,241
Bidvest Group, Ltd. 12,209 178,565
*Blu Label Unlimited Group,
Ltd. 15,482 9,248
Capitec Bank Holdings, Ltd. 1,163 315,540
Cashbuild, Ltd., Class A 425 3,843
City Lodge Hotels, Ltd. 1,200 368
Clicks Group, Ltd. 8,865 179,915
Coronation Fund Managers,
Ltd. 22,157 69,935
DataTec, Ltd. 29,802 142,678
ΩDis-Chem Pharmacies, Ltd. 25,083 56,696
Discovery, Ltd. 8,915 130,750
DRDGOLD, Ltd., ADR 5,216 165,973
Famous Brands, Ltd. 3,551 12,842
FirstRand, Ltd. 81,312 469,189
Foschini Group, Ltd. 8,350 43,959
#Gold Fields, Ltd., Sponsored
ADR 23,053 1,155,416
Grindrod, Ltd. 42,454 45,584
Harmony Gold Mining Co., Ltd. 14,037 318,350
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 8,538 182,201
Hudaco Industries, Ltd. 2,861 36,305
Impala Platinum Holdings, Ltd. 11,277 222,200
Investec, Ltd. 3,475 28,482
Invicta Holdings, Ltd. 196 440
*iOCO, Ltd. 1,324 370
Italtile, Ltd. 18,376 11,470
Shares Value
SOUTH AFRICA — (Continued)
JSE, Ltd. 5,713 $ 52,853
Kumba Iron Ore, Ltd. 3,506 78,701
Lewis Group, Ltd. 528 3,161
Libstar Holdings, Ltd. 1,448 424
Life Healthcare Group
Holdings, Ltd. 125,744 87,188
Merafe Resources, Ltd. 4,304 306
*Metair Investments, Ltd.,
Class H 604 175
Momentum Group, Ltd. 98,018 230,231
Motus Holdings, Ltd. 20,215 160,674
Mpact, Ltd. 284 393
Mr. Price Group, Ltd. 11,310 125,882
MTN Group, Ltd. 66,909 754,846
*Nampak, Ltd. 603 19,552
Nedbank Group, Ltd. 15,805 261,493
*NEPI Rockcastle NV 13,789 126,923
Netcare, Ltd. 156,077 150,846
Ninety One, Ltd. 7,650 26,359
Northam Platinum Holdings,
Ltd. 21,688 536,605
Oceana Group, Ltd. 6,462 21,758
Old Mutual, Ltd. 244,798 238,120
Omnia Holdings, Ltd. 18,725 98,695
OUTsurance Group, Ltd. 24,955 111,117
ΩPepkor Holdings, Ltd. 121,632 200,830
*Pick n Pay Stores, Ltd. 64,517 96,831
PPC, Ltd. 141,573 54,113
Premier Group, Ltd. 7,666 85,085
PSG Financial Services, Ltd. 24,841 42,503
Raubex Group, Ltd. 15,713 50,693
Reunert, Ltd. 14,151 54,442
RFG Holdings, Ltd. 9,159 14,557
Sanlam, Ltd. 34,510 217,335
Santam, Ltd. 3,189 85,564
Sappi, Ltd. 17,753 19,859
*Sasol, Ltd. 24,725 176,170
Shoprite Holdings, Ltd. 11,206 186,158
*Sibanye Stillwater, Ltd. 4,102 18,871
*Sibanye Stillwater, Ltd., ADR 52,601 887,905
Southern Sun, Ltd. 99,582 63,025
*SPAR Group, Ltd. (The) 14,953 82,664
Spur Corp., Ltd. 216 547
Stadio Holdings, Ltd. 31,941 24,298
Standard Bank Group, Ltd. 41,381 770,803
Sun International, Ltd. 24,032 64,435
Super Group, Ltd. 17,632 19,086
Telkom SA SOC, Ltd. 32,692 120,474
#Thungela Resources, Ltd. 6,146 38,326
Tiger Brands, Ltd. 8,051 169,429
Truworths International, Ltd. 12,380 46,394
Tsogo Sun, Ltd. 33,422 16,609
Valterra Platinum, Ltd. 2,506 237,513
Vodacom Group, Ltd. 25,677 241,056
Wilson Bayly Holmes-Ovcon,
Ltd. 4,123 44,733
Woolworths Holdings, Ltd. 38,052 128,505

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Zeda, Ltd. 7,593 $ 6,520
TOTAL SOUTH AFRICA 12,793,114
TAIWAN — (27.1%)
91APP, Inc. 5,000 10,518
Ability Enterprise Co., Ltd. 2,239 6,062
AcBel Polytech, Inc. 199,000 314,909
Accton Technology Corp. 7,000 248,014
Acer, Inc. 101,000 80,556
ACES Electronic Co., Ltd. 14,000 28,739
Acter Group Corp., Ltd. 3,000 60,057
Action Electronics Co., Ltd. 1,000 335
Actron Technology Corp. 7,000 28,694
ADATA Technology Co., Ltd. 12,076 139,486
Addcn Technology Co., Ltd. 2,000 10,518
*Adimmune Corp. 7,000 4,237
Adlink Technology, Inc. 11,000 21,706
Advanced Energy Solution
Holding Co., Ltd. 1,000 35,907
Advanced International
Multitech Co., Ltd. 9,000 20,219
Advanced Power Electronics
Corp. 9,000 26,454
Advanced Wireless
Semiconductor Co. 7,000 24,913
Advantech Co., Ltd. 10,000 95,170
Airoha Technology Corp. 1,000 13,807
Airtac International Group 3,000 108,675
Alchip Technologies, Ltd. 2,000 198,602
Allied Supreme Corp. 3,000 23,260
Allis Electric Co., Ltd. 9,179 36,022
Alltek Technology Corp. 23,000 24,264
Alltop Technology Co., Ltd. 4,000 31,649
Alpha Networks, Inc. 14,000 14,681
Altek Corp. 71,029 88,250
Amazing Microelectronic Corp. 5,000 13,378
AMPOC Far-East Co., Ltd. 7,756 26,864
AmTRAN Technology Co., Ltd. 14,352 9,258
Apacer Technology, Inc. 12,000 47,093
*Apex International Co., Ltd. 7,184 7,305
Arcadyan Technology Corp. 10,000 57,038
Ardentec Corp. 81,000 410,534
Argosy Research, Inc. 4,000 19,892
ASE Technology Holding Co.,
Ltd. 4,000 37,750
#ASE Technology Holding Co.,
Ltd., ADR 43,000 816,140
Asia Optical Co., Inc. 8,000 41,563
Asia Polymer Corp. 2,000 880
Asia Vital Components Co.,
Ltd. 4,000 185,574
ASMedia Technology, Inc. 1,000 40,991
ASPEED Technology, Inc. 1,000 282,174
ASROCK, Inc. 3,000 20,543
Asustek Computer, Inc. 6,000 94,566
Aten International Co., Ltd. 6,000 11,516
*AUO Corp. 108,000 47,188
AURAS Technology Co., Ltd. 1,000 28,916
Avalue Technology, Inc. 6,000 17,083
Shares Value
TAIWAN — (Continued)
Axiomtek Co., Ltd. 5,000 $ 13,155
Azurewave Technologies, Inc. 11,000 20,658
Bafang Yunji International Co.,
Ltd. 2,000 11,249
Bank of Kaohsiung Co., Ltd. 30,090 11,474
BenQ Materials Corp. 3,000 1,859
*BES Engineering Corp. 369,705 160,946
Bioteque Corp. 3,000 11,439
Bizlink Holding, Inc. 4,029 166,435
Bora Pharmaceuticals Co., Ltd. 3,199 61,296
Brighton-Best International
Taiwan, Inc. 22,000 24,083
Brillian Network & Automation
Integrated System Co., Ltd. 3,000 29,790
*Caliway Biopharmaceuticals
Co., Ltd. 5,000 26,295
Capital Futures Corp. 8,000 13,066
Capital Securities Corp. 115,000 108,532
*Career Technology MFG.
Co., Ltd. 91,883 47,737
Castles Technology Co., Ltd. 5,000 9,040
Cathay Financial Holding Co.,
Ltd. 278,000 666,069
Cathay Real Estate
Development Co., Ltd. 68,000 47,753
Celxpert Energy Corp. 2,000 2,390
Central Reinsurance Co., Ltd. 20,000 16,905
Century Iron & Steel Industrial
Co., Ltd. 6,000 25,929
Champion Building Materials
Co., Ltd. 1,000 284
Chang Hwa Commercial Bank,
Ltd. 97,200 63,009
Chang Wah Technology Co.,
Ltd. 29,000 53,448
Channel Well Technology Co.,
Ltd. 23,000 45,752
Charoen Pokphand Enterprise 9,000 42,469
CHC Healthcare Group 16,000 17,286
CHC Resources Corp. 5,000 11,138
Chenbro Micom Co., Ltd. 3,000 86,273
Cheng Loong Corp. 29,000 16,311
*Cheng Mei Materials
Technology Corp. 36,000 15,272
Cheng Shin Rubber Industry
Co., Ltd. 63,000 61,258
Cheng Uei Precision Industry
Co., Ltd. 26,000 32,097
Chenming Electronic
Technology Corp. 5,000 17,954
Chicony Electronics Co., Ltd. 22,000 81,792
Chicony Power Technology
Co., Ltd. 14,000 35,990
Chief Telecom, Inc. 2,000 20,369
China Airlines, Ltd. 180,000 126,978
China Bills Finance Corp. 27,000 13,942
China General Plastics Corp. 2,000 791
*China Man-Made Fiber Corp. 323,000 72,154
China Metal Products 35,000 27,137

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
China Motor Corp. 20,000 $ 35,272
China Steel Chemical Corp. 9,000 21,192
China Steel Corp. 584,000 385,065
Chinese Maritime Transport,
Ltd. 2,000 3,953
Ching Feng Home Fashions
Co., Ltd. 2,000 1,265
Chin-Poon Industrial Co., Ltd. 70,000 84,859
Chipbond Technology Corp. 45,000 78,360
ChipMOS Technologies, Inc. 19,000 36,346
ChipMOS Technologies, Inc.,
ADR 402 14,926
Chlitina Holding, Ltd. 7,000 23,022
Chong Hong Construction Co.,
Ltd. 5,000 12,313
Chroma ATE, Inc. 1,000 31,141
Chun Yuan Steel Industry Co.,
Ltd. 32,000 21,913
*Chung Hung Steel Corp. 92,000 57,737
*Chung Hwa Pulp Corp. 32,000 12,558
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 45,000 240,944
Chunghwa Precision Test
Tech Co., Ltd. 1,000 105,021
Chunghwa Telecom Co., Ltd. 4,000 16,968
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,300 310,104
Cleanaway Co., Ltd. 40,000 46,775
Compal Electronics, Inc. 142,000 147,776
Compeq Manufacturing Co.,
Ltd. 63,000 338,322
Concord International
Securities Co., Ltd. 18,360 14,002
Concord Securities Co., Ltd. 37,900 20,112
Continental Holdings Corp. 26,000 18,672
Coremax Corp. 10,406 22,386
Coretronic Corp. 11,000 30,725
Co-Tech Development Corp. 17,000 141,532
Crowell Development Corp. 31,700 27,600
CTBC Financial Holding Co.,
Ltd. 606,000 980,152
CTCI Corp. 46,115 45,426
CviLux Corp. 8,000 21,735
CyberPower Systems, Inc. 6,000 34,795
*CyberTAN Technology, Inc. 25,000 20,575
DA CIN Construction Co., Ltd. 20,000 43,788
Da-Li Development Co., Ltd. 30,886 46,128
Darfon Electronics Corp. 10,000 9,882
Darwin Precisions Corp. 1,800 735
Daxin Materials Corp. 2,000 20,941
De Licacy Industrial Co., Ltd. 10,308 3,685
Delpha Construction Co., Ltd. 39,000 32,469
Delta Electronics, Inc. 16,000 620,273
Dimerco Data System Corp. 3,000 10,582
Dimerco Express Corp. 8,000 20,006
D-Link Corp. 106,000 53,219
Dynamic Holding Co., Ltd. 53,900 244,922
E Ink Holdings, Inc. 24,000 133,460
Shares Value
TAIWAN — (Continued)
E.Sun Financial Holding Co.,
Ltd. 552,348 $ 586,223
Eastech Holding, Ltd. 7,000 21,799
Eastern Media International
Corp. 46,870 30,532
Eclat Textile Co., Ltd. 5,000 63,076
ECOVE Environment Corp. 2,000 18,780
*Edom Technology Co., Ltd. 20,000 25,135
*Egis Technology, Inc. 6,000 21,640
*EirGenix, Inc. 5,000 9,882
Elan Microelectronics Corp. 24,000 89,228
E-Lead Electronic Co., Ltd. 1,000 1,598
Electricity Generating PCL 14,000 11,967
E-LIFE MALL Corp. 7,000 13,657
Elite Advanced Laser Corp. 2,000 16,015
Elite Material Co., Ltd. 4,000 221,799
eMemory Technology, Inc. 3,000 174,452
Emerging Display
Technologies Corp. 2,000 1,490
Ennoconn Corp. 3,000 27,073
*Ennostar, Inc. 42,000 46,911
EnTie Commercial Bank Co.,
Ltd. 3,000 1,277
EOI Investment Holdings Co.,
Ltd. 24,000 13,384
*Episil Technologies, Inc. 18,000 34,204
Eson Precision Ind Co., Ltd. 8,000 21,455
Eternal Materials Co., Ltd. 43,000 84,306
Eurocharm Holdings Co., Ltd. 4,000 17,731
EVA Airways Corp. 302,000 358,907
Ever Supreme Bio Technology
Co., Ltd. 3,000 14,728
*Everest Textile Co., Ltd. 5,000 1,057
Evergreen Aviation
Technologies Corp. 4,000 20,464
Evergreen International
Storage & Transport Corp. 20,500 36,805
Evergreen Marine Corp.
Taiwan, Ltd. 23,000 135,939
EVERGREEN Steel Corp. 10,000 32,730
Everlight Chemical Industrial
Corp. 26,000 17,226
Everlight Electronics Co., Ltd. 28,000 49,469
Excelsior Medical Co., Ltd. 5,635 14,092
EZconn Corp. 2,000 113,441
Far Eastern Department
Stores, Ltd. 64,000 44,843
Far Eastern International Bank 130,422 51,804
Far Eastern New Century
Corp. 247,000 218,195
Far EasTone
Telecommunications Co., Ltd. 135,000 380,934
Faraday Technology Corp. 6,000 31,840
Farglory F T Z Investment
Holding Co., Ltd. 8,000 11,694
Farglory Land Development
Co., Ltd. 16,000 33,658
*Federal Corp. 7,000 4,515
Feng Hsin Steel Co., Ltd. 17,000 34,897

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Feng TAY Enterprise Co., Ltd. 21,000 $ 64,195
Firich Enterprises Co., Ltd. 26,000 19,498
First Copper Technology Co.,
Ltd. 19,000 30,248
First Financial Holding Co.,
Ltd. 397,325 363,615
First Insurance Co., Ltd. (The) 14,000 12,056
*First Steamship Co., Ltd. 18,000 3,157
*FLEXium Interconnect, Inc. 8,000 15,151
Flytech Technology Co., Ltd. 12,000 34,967
FocalTech Systems Co., Ltd. 14,000 23,934
Forcecon Tech Co., Ltd. 9,150 24,481
Formosa Advanced
Technologies Co., Ltd. 12,000 30,124
Formosa International Hotels
Corp. 4,000 23,832
Formosa Laboratories, Inc. 8,000 14,617
Formosa Petrochemical Corp. 66,000 111,992
Formosa Plastics Corp. 81,000 121,744
Formosa Sumco Technology
Corp. 6,000 26,883
Formosan Union Chemical
Corp. 19,000 10,264
Fortune Electric Co., Ltd. 3,300 101,716
Fositek Corp. 1,000 45,281
Founding Construction &
Development Co., Ltd. 1,000 454
Foxsemicon Integrated
Technology, Inc. 4,000 36,098
Franbo Lines Corp. 9,000 5,791
Froch Enterprise Co., Ltd. 1,000 556
Fu Hua Innovation Co., Ltd. 36,000 19,276
Fubon Financial Holding Co.,
Ltd. 243,800 704,208
Fulgent Sun International
Holding Co., Ltd. 7,000 21,042
*Fulltech Fiber Glass Corp. 53,486 156,022
Fusheng Precision Co., Ltd. 6,000 51,192
Fwusow Industry Co., Ltd. 1,000 431
G Shank Enterprise Co., Ltd. 8,000 21,303
Gallant Precision Machining
Co., Ltd. 11,000 30,759
Gamania Digital Entertainment
Co., Ltd. 10,000 16,047
GEM Services, Inc. 5,000 12,456
Gemtek Technology Corp. 42,000 38,036
*General Interface Solution
GIS Holding, Ltd. 26,000 32,386
Genesys Logic, Inc. 6,000 19,161
Genius Electronic Optical Co.,
Ltd. 4,000 57,706
Getac Holdings Corp. 17,000 60,772
Giant Manufacturing Co., Ltd. 22,000 62,428
*Giantplus Technology Co.,
Ltd. 2,000 756
Gigabyte Technology Co., Ltd. 13,000 96,250
*Gigastorage Corp. 37,000 32,744
Global Brands Manufacture,
Ltd. 23,761 81,921
Shares Value
TAIWAN — (Continued)
Global Mixed Mode
Technology, Inc. 4,000 $ 30,887
Global PMX Co., Ltd. 6,000 21,735
Global Unichip Corp. 2,000 166,508
Globalwafers Co., Ltd. 8,000 126,343
Globe Union Industrial Corp. 57,000 18,294
Gloria Material Technology
Corp. 47,000 50,928
Gold Circuit Electronics, Ltd. 23,000 512,329
Goldsun Building Materials
Co., Ltd. 84,000 94,090
Good Finance Securities Co.,
Ltd. 1,000 1,004
Gourmet Master Co., Ltd. 8,000 19,066
Grand Fortune Securities Co.,
Ltd. 28,000 13,390
*Grand Pacific Petrochemical 68,000 29,171
Grand Process Technology
Corp. 1,000 53,066
Grape King Bio, Ltd. 6,000 23,070
Great Tree Pharmacy Co., Ltd. 5,649 17,179
Great Wall Enterprise Co., Ltd. 103,000 166,594
Greatek Electronics, Inc. 14,000 39,771
Group Up Industrial Co., Ltd. 3,000 26,549
Gudeng Precision Industrial
Co., Ltd. 2,000 25,580
*HannsTouch Holdings Co. 3,000 885
Hey Song Corp. 26,000 30,651
Highwealth Construction Corp. 116,550 137,771
Hiwin Mikrosystem Corp. 6,000 22,212
Hiwin Technologies Corp. 13,000 103,273
Hocheng Corp. 2,000 1,176
*Holtek Semiconductor, Inc. 16,000 23,845
Holy Stone Enterprise Co., Ltd. 12,000 39,848
Hon Hai Precision Industry
Co., Ltd. 186,000 1,303,241
Hong Pu Real Estate
Development Co., Ltd. 1,000 713
Hong TAI Electric Industrial 53,000 61,050
Hota Industrial Manufacturing
Co., Ltd. 22,000 43,203
Hotai Motor Co., Ltd. 7,000 121,004
Hsin Kuang Steel Co., Ltd. 38,000 47,696
Hu Lane Associate, Inc. 10,300 37,966
HUA ENG Wire & Cable Co.,
Ltd. 39,000 47,278
Hua Nan Financial Holdings
Co., Ltd. 334,310 351,626
Hua Yu Lien Development
Co., Ltd. 13,000 25,199
Huaku Development Co., Ltd. 60,000 203,051
Huang Hsiang Construction
Corp. 11,269 13,285
Hung Sheng Construction, Ltd. 28,000 17,839
Hwang Chang General
Contractor Co., Ltd. 2,485 5,133
Ibase Technology, Inc. 2,000 2,679
IBF Financial Holdings Co.,
Ltd. 459,939 244,073

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Ichia Technologies, Inc. 24,000 $ 40,572
I-Chiun Precision Industry Co.,
Ltd. 9,000 36,606
Innodisk Corp. 2,039 51,445
Innolux Corp. 165,000 114,299
Insyde Software Corp. 3,000 19,399
Integrated Service Technology,
Inc. 6,773 29,055
International Games System
Co., Ltd. 8,000 182,015
Inventec Corp. 239,000 341,754
Iron Force Industrial Co., Ltd. 7,000 21,331
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 7,000 10,399
ITE Technology, Inc. 7,000 26,692
ITEQ Corp. 12,000 40,610
Jentech Precision Industrial
Co., Ltd. 1,000 90,245
Jia Wei Lifestyle, Inc. 1,050 1,159
Jiin Yeeh Ding Enterprise Co.,
Ltd. 2,000 6,355
Jinan Acetate Chemical Co.,
Ltd. 42,000 65,729
Johnson Health Tech Co., Ltd. 5,000 23,515
JPC connectivity, Inc. 8,000 35,971
JPP Holding Co., Ltd. 4,000 33,429
JSL Construction &
Development Co., Ltd. 1,484 2,216
Kaori Heat Treatment Co., Ltd. 2,000 47,474
Kedge Construction Co., Ltd. 4,000 10,956
KEE TAI Properties Co., Ltd. 1,000 343
Kenda Rubber Industrial Co.,
Ltd. 29,000 18,246
Kerry TJ Logistics Co., Ltd. 20,000 20,718
Keystone Microtech Corp. 2,000 36,606
KGI Financial Holding Co., Ltd. 627,370 359,836
Kindom Development Co., Ltd. 29,200 28,718
King Yuan Electronics Co., Ltd. 48,000 451,478
Kinik Co. 1,000 12,917
Kinpo Electronics 91,000 76,195
Kinsus Interconnect
Technology Corp. 17,000 136,130
KMC Kuei Meng International,
Inc. 4,000 11,541
KS Terminals, Inc. 12,000 18,112
Kung Long Batteries Industrial
Co., Ltd. 5,000 19,622
*Kung Sing Engineering Corp. 30,000 20,162
Kuo Toong International Co.,
Ltd. 18,000 29,457
*Kuo Yang Construction Co.,
Ltd. 1,000 590
Kwong Lung Enterprise Co.,
Ltd. 9,000 14,056
L&K Engineering Co., Ltd. 5,000 91,357
Lanner Electronics, Inc. 11,000 23,629
Largan Precision Co., Ltd. 2,000 153,162
*Leader Electronics, Inc. 1,000 324
*Lealea Enterprise Co., Ltd. 5,000 1,038
Shares Value
TAIWAN — (Continued)
LEE CHI Enterprises Co., Ltd. 1,000 $ 386
Lelon Electronics Corp. 11,000 37,750
*Li Peng Enterprise Co., Ltd. 6,000 1,052
Lian HWA Food Corp. 6,600 19,735
Lien Hwa Industrial Holdings
Corp. 69,050 100,821
*Lingsen Precision Industries,
Ltd. 39,000 33,832
Lion Travel Service Co., Ltd. 6,000 32,221
Lite-On Technology Corp. 124,000 646,203
Long Da Construction &
Development Corp. 25,000 24,507
*Longchen Paper & Packaging
Co., Ltd. 54,000 17,091
Longwell Co. 11,000 54,878
Lotes Co., Ltd. 2,000 90,880
Lotus Pharmaceutical Co., Ltd. 8,000 91,770
Lucky Cement Corp. 2,000 953
Lumax International Corp., Ltd. 7,000 26,581
*Lung Yen Life Service Corp. 8,000 12,761
Lungteh Shipbuilding Co., Ltd. 7,000 32,364
Luxe Green Energy
Technology Co., Ltd. 1,000 761
LuxNet Corp. 1,000 10,041
*Macronix International Co.,
Ltd. 500,000 1,474,420
Makalot Industrial Co., Ltd. 11,000 106,784
Marketech International Corp. 5,000 45,122
Materials Analysis Technology,
Inc. 3,000 19,256
Mayer Steel Pipe Corp. 1,000 774
MediaTek, Inc. 17,000 950,747
Mega Financial Holding Co.,
Ltd. 399,000 491,935
*Mercuries & Associates
Holding, Ltd. 32,000 15,253
*Mercuries Life Insurance Co.,
Ltd. 218,825 54,445
Merry Electronics Co., Ltd. 49,000 155,392
METAAGE Corp. 15,000 21,139
*Microbio Co., Ltd. 13,000 8,262
Micro-Star International Co.,
Ltd. 26,000 74,522
Mildef Crete, Inc. 7,000 21,954
MIN AIK Technology Co., Ltd. 4,000 4,500
Momo.com, Inc. 6,150 36,837
*MOSA Industrial Corp. 1,110 573
Motech Industries, Inc. 30,000 22,212
MPI Corp. 2,000 159,835
MSSCORPS Co., Ltd. 2,000 11,217
My Humble House Hospitality
Management Consulting 1,000 1,069
Nak Sealing Technologies
Corp. 3,000 10,820
Namchow Holdings Co., Ltd. 10,000 11,932
Nan Kang Rubber Tire Co.,
Ltd. 33,443 37,779
Nan Pao Resins Chemical
Co., Ltd. 3,000 29,600

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Nan Ya Plastics Corp. 70,000 $ 168,827
Nan Ya Printed Circuit Board
Corp. 4,000 49,380
*Nanya Technology Corp. 27,000 280,124
*New Asia Construction &
Development Corp. 1,000 462
Nichidenbo Corp. 13,000 38,211
Nien Made Enterprise Co., Ltd. 4,000 54,274
Nishoku Technology, Inc. 4,000 14,490
North-Star International Co.,
Ltd. 9,359 7,227
Nova Technology Corp. 2,000 12,266
Novatek Microelectronics
Corp. 13,000 154,909
Nuvoton Technology Corp. 11,000 21,846
O-Bank Co., Ltd. 48,000 13,926
*OBI Pharma, Inc. 20,000 17,541
Ocean Plastics Co., Ltd. 10,000 10,581
Orient Semiconductor
Electronics, Ltd. 13,000 24,001
*Oriental Union Chemical
Corp. 66,000 27,893
Pan German Universal Motors,
Ltd. 3,000 25,930
Pan Jit International, Inc. 21,000 60,324
Pan-International Industrial
Corp. 15,000 24,595
Parade Technologies, Ltd. 4,000 67,239
*PChome Online, Inc. 19,000 17,026
PCL Technologies, Inc. 1,000 4,115
Pegatron Corp. 72,000 159,466
Pegavision Corp. 4,000 36,861
PharmaEngine, Inc. 9,000 19,018
PharmaEssentia Corp. 5,109 125,006
*Phihong Technology Co., Ltd. 41,000 37,782
Phison Electronics Corp. 2,000 151,255
Phoenix Silicon International
Corp. 7,000 37,703
*Phytohealth Corp. 2,000 896
Pixart Imaging, Inc. 6,000 38,036
Posiflex Technology, Inc. 5,000 28,440
Power Wind Health Industry,
Inc. 3,000 13,537
*Powerchip Semiconductor
Manufacturing Corp. 208,000 459,358
Powertech Technology, Inc. 35,000 282,491
Poya International Co., Ltd. 5,020 63,169
President Chain Store Corp. 16,000 108,548
President Securities Corp. 31,300 29,241
Primax Electronics, Ltd. 97,000 242,577
Prince Housing &
Development Corp. 54,000 14,465
*Princeton Technology Corp.,
Class F 1,000 497
Promate Electronic Co., Ltd. 13,199 18,391
Qisda Corp. 80,520 64,477
Quanta Computer, Inc. 56,000 498,252
Quanta Storage, Inc. 8,000 26,946
Radiant Opto-Electronics Corp. 26,000 100,794
Shares Value
TAIWAN — (Continued)
*Radium Life Tech Co., Ltd. 54,188 $ 18,510
Raydium Semiconductor Corp. 5,000 36,781
Realtek Semiconductor Corp. 9,000 138,275
Rechi Precision Co., Ltd. 66,000 53,375
Rich Development Co., Ltd. 4,000 1,007
*Right WAY Industrial Co., Ltd. 1,000 397
*Ritek Corp. 104,000 44,944
Ruentex Development Co.,
Ltd. 78,000 71,382
Ruentex Engineering &
Construction Co. 4,800 25,548
Run Long Construction Co.,
Ltd. 47,700 47,518
Sakura Development Co., Ltd. 48,600 73,201
Sampo Corp. 14,000 10,721
San Fang Chemical Industry
Co., Ltd. 17,000 17,043
San Shing Fastech Corp.,
Class A 7,000 13,390
Sanyang Motor Co., Ltd. 106,000 201,424
Savior Lifetec Corp. 46,000 30,257
ScinoPharm Taiwan, Ltd. 29,000 22,715
SDI Corp. 11,000 31,039
Sensortek Technology Corp. 2,000 11,694
Sercomm Corp. 27,000 73,699
Sesoda Corp. 33,000 35,024
Shanghai Commercial &
Savings Bank, Ltd. (The) 211,000 264,840
Shieh Yih Machinery Industry
Co., Ltd. 1,000 1,169
Shih Her Technologies, Inc. 6,440 36,733
*Shih Wei Navigation Co., Ltd. 42,000 23,689
Shihlin Electric & Engineering
Corp. 6,000 43,661
Shin Ruenn Development Co.,
Ltd. 13,780 20,537
Shin Zu Shing Co., Ltd. 4,000 26,692
*Shining Building Business
Co., Ltd. 2,000 572
Shinkong Insurance Co., Ltd. 11,000 39,323
Shinkong Synthetic Fibers
Corp. 30,000 14,252
Shiny Chemical Industrial Co.,
Ltd. 6,000 27,264
*Shuttle, Inc. 57,000 29,523
*Sigurd Microelectronics Corp. 87,000 359,390
Silergy Corp. 7,000 62,393
Simplo Technology Co., Ltd. 10,000 109,787
Sinbon Electronics Co., Ltd. 11,000 81,617
Sincere Navigation Corp. 28,000 26,025
Sinmag Equipment Corp. 3,000 12,345
Sino-American Silicon
Products, Inc. 36,000 137,274
Sinon Corp. 25,000 36,066
SinoPac Financial Holdings
Co., Ltd. 572,078 519,906
Sinphar Pharmaceutical Co.,
Ltd. 1,050 1,036
Sinyi Realty, Inc. 14,000 9,765

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Sitronix Technology Corp. 3,000 $ 18,637
Solar Applied Materials
Technology Corp. 80,000 162,440
Sonix Technology Co., Ltd. 11,000 12,776
Southeast Cement Co., Ltd. 1,000 516
Speed Tech Corp. 16,000 18,557
Sporton International, Inc. 8,000 44,487
Standard Foods Corp. 43,000 39,625
Stark Technology, Inc. 11,000 48,236
*Starlux Airlines Co., Ltd. 89,000 64,905
*Sun Yad Construction Co.,
Ltd. 11,161 4,930
SunMax Biotechnology Co.,
Ltd. 1,000 12,313
Sunny Friend Environmental
Technology Co., Ltd. 6,000 14,662
Sunonwealth Electric Machine
Industry Co., Ltd. 10,000 45,440
*Sunplus Technology Co., Ltd. 64,000 44,741
Sunrex Technology Corp. 10,000 11,948
Superalloy Industrial Co., Ltd. 22,000 32,158
Supreme Electronics Co., Ltd. 44,000 118,284
Sweeten Real Estate
Development Co., Ltd. 2,140 1,748
Symtek Automation Asia Co.,
Ltd. 1,038 4,849
Syncmold Enterprise Corp. 11,000 23,769
Synmosa Biopharma Corp. 80,863 83,253
Synnex Technology
International Corp. 49,000 101,986
Systex Corp. 7,000 25,802
TA Chen Stainless Pipe 104,360 130,326
Ta Ya Electric Wire & Cable 145,980 192,738
TA-I Technology Co., Ltd. 10,000 20,845
Taichung Commercial Bank
Co., Ltd. 7,606 4,834
TaiDoc Technology Corp. 5,000 21,370
Taiflex Scientific Co., Ltd. 33,000 92,174
Taimide Tech, Inc. 12,000 23,870
Tainan Spinning Co., Ltd. 46,000 19,879
*Tainergy Tech Co., Ltd. 1,000 493
Taisun Enterprise Co., Ltd. 1,000 580
TAI-TECH Advanced
Electronics Co., Ltd. 6,000 29,647
Taiwan Business Bank 161,120 78,845
Taiwan Cogeneration Corp. 53,000 72,671
Taiwan Cooperative Financial
Holding Co., Ltd. 360,050 269,437
Taiwan FamilyMart Co., Ltd. 3,000 18,112
Taiwan Fertilizer Co., Ltd. 122,000 179,879
*Taiwan Fire & Marine
Insurance Co., Ltd. 15,400 23,978
Taiwan FU Hsing Industrial
Co., Ltd. 1,600 2,438
*Taiwan Glass Industry Corp. 14,000 21,465
Taiwan High Speed Rail Corp. 154,000 133,838
Taiwan Hon Chuan Enterprise
Co., Ltd. 26,000 99,142
Shares Value
TAIWAN — (Continued)
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 25,000 $ 28,043
*Taiwan Mask Corp. 4,000 4,957
*Taiwan Mobile Co., Ltd. 128,000 429,107
Taiwan Navigation Co., Ltd. 26,000 25,736
Taiwan Paiho, Ltd. 32,000 50,842
Taiwan PCB Techvest Co.,
Ltd. 16,000 17,998
Taiwan Sakura Corp. 8,000 21,150
Taiwan Sanyo Electric Co.,
Ltd. 1,000 1,093
Taiwan Secom Co., Ltd. 18,000 60,915
Taiwan Semiconductor Co.,
Ltd. 30,000 60,629
Taiwan Semiconductor
Manufacturing Co., Ltd. 461,000 26,001,748
*Taiwan Styrene Monomer 1,000 283
Taiwan Surface Mounting
Technology Corp. 27,000 79,104
Taiwan Taxi Co., Ltd. 3,000 11,964
*Taiwan TEA Corp. 27,000 11,196
Taiwan Union Technology
Corp. 62,000 990,976
*Taiwan-Asia Semiconductor
Corp. 52,000 42,301
Tatung Co., Ltd. 80,050 98,950
TCC Group Holdings Co., Ltd. 199,000 166,940
TCI Co., Ltd. 8,000 38,513
Teco Electric and Machinery
Co., Ltd. 26,000 67,582
Test Research, Inc. 7,000 40,038
Thinking Electronic Industrial
Co., Ltd. 8,000 42,453
Ton Yi Industrial Corp. 26,000 14,789
Tong Hsing Electronic
Industries, Ltd. 7,000 31,252
Tong Yang Industry Co., Ltd. 19,000 66,111
*Tong-Tai Machine & Tool
Co., Ltd. 21,000 22,355
Topco Scientific Co., Ltd. 6,000 61,583
Topkey Corp. 8,000 40,165
Transcend Information, Inc. 3,000 25,405
Transcom, Inc. 8,800 38,310
Trigold Holdings, Ltd. 2,000 3,921
Tripod Technology Corp. 52,000 618,812
TS Financial Holding Co., Ltd. 199,000 143,543
TSC Auto ID Technology Co.,
Ltd. 2,000 12,329
*TSEC Corp. 131,000 162,345
TSRC Corp. 27,000 13,084
TTY Biopharm Co., Ltd. 11,000 29,816
Tung Ho Steel Enterprise
Corp. 38,000 83,800
Tung Thih Electronic Co., Ltd. 1,040 1,864
TURVO International Co., Ltd. 4,000 36,797
TXC Corp. 22,000 60,400
TYC Brother Industrial Co.,
Ltd. 13,000 20,365
*Tycoons Group Enterprise 2,000 581

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Tyntek Corp. 1,000 $ 618
U-BEST Innovative
Technology Co., Ltd. 1,000 537
UDE Corp. 8,000 27,709
U-Ming Marine Transport Corp. 12,000 23,718
Unimicron Technology Corp. 56,240 676,417
Union Bank Of Taiwan 41,070 24,404
Uni-President Enterprises
Corp. 227,000 517,188
Unitech Printed Circuit Board
Corp. 62,000 102,053
United Alloy-Tech Co. 3,000 5,720
United Integrated Services
Co., Ltd. 5,000 144,264
United Microelectronics Corp. 16,000 31,725
#United Microelectronics
Corp., Sponsored ADR 92,434 940,978
United Orthopedic Corp. 8,000 27,201
*United Renewable Energy
Co., Ltd. 227,000 80,788
Universal Cement Corp. 12,000 11,306
Universal Vision Biotechnology
Co., Ltd. 4,000 18,176
*UPC Technology Corp. 63,000 22,321
UPI Semiconductor Corp. 2,000 12,901
USI Corp. 201,000 76,964
Vanguard International
Semiconductor Corp. 109,000 497,029
Ventec International Group
Co., Ltd. 7,000 19,975
Visco Vision, Inc. 5,000 27,010
VisEra Technologies Co., Ltd. 3,000 27,169
Visual Photonics Epitaxy Co.,
Ltd. 7,000 37,369
Vizionfocus, Inc. 1,000 5,561
Voltronic Power Technology
Corp. 3,000 81,315
*Wafer Works Corp. 91,000 106,846
Waffer Technology Corp. 21,000 38,503
Wah Lee Industrial Corp. 6,000 23,737
Walsin Lihwa Corp. 66,175 91,472
Walton Advanced Engineering,
Inc. 59,000 148,672
Wan Hai Lines, Ltd. 30,000 70,067
We&Win Diversification Co.,
Ltd. 1,000 688
*WEI Chih Steel Industrial Co.,
Ltd. 1,000 639
Wei Chuan Foods Corp. 23,000 10,670
Weikeng Industrial Co., Ltd. 97,000 94,935
Weltrend Semiconductor 2,000 3,317
Wholetech System Hitech, Ltd. 6,000 25,072
Win Semiconductors Corp. 21,000 156,482
*Winbond Electronics Corp. 7,000 28,583
Winmate, Inc. 5,000 23,038
Winstek Semiconductor Co.,
Ltd. 4,000 17,731
WinWay Technology Co., Ltd. 1,000 124,086
Wisdom Marine Lines Co., Ltd. 50,000 112,329
Shares Value
TAIWAN — (Continued)
Wiselink Co., Ltd. 4,000 $ 24,976
Wistron Corp. 128,000 530,791
WITS Corp. 6,000 23,260
Wiwynn Corp. 2,000 227,201
WNC Corp. 11,000 64,665
Wonderful Hi-Tech Co., Ltd. 17,000 25,551
Wowprime Corp. 5,000 33,842
WPG Holdings, Ltd. 127,000 259,488
WT Microelectronics Co., Ltd. 13,000 64,442
XinTec, Inc. 5,000 26,533
Xxentria Technology Materials
Corp. 9,000 10,896
Yageo Corp. 35,000 308,627
Yankey Engineering Co., Ltd. 4,300 81,026
*YC INOX Co., Ltd. 38,000 27,229
Yea Shin International
Development Co., Ltd. 25,724 20,108
Yem Chio Co., Ltd. 26,520 11,376
*Yieh Phui Enterprise Co., Ltd. 3,000 1,482
Youngtek Electronics Corp. 6,000 13,594
Yuanta Financial Holding Co.,
Ltd. 373,440 510,855
Yulon Motor Co., Ltd. 54,000 53,279
YungShin Global Holding
Corp. 15,000 26,549
Zeng Hsing Industrial Co., Ltd. 4,000 12,228
Zenitron Corp. 13,000 19,002
Zero One Technology Co., Ltd. 4,000 14,172
Zhen Ding Technology
Holding, Ltd. 23,000 142,882
*Zig Sheng Industrial Co., Ltd. 3,000 846
ZillTek Technology Corp. 4,000 23,387
*Zinwell Corp. 2,000 2,606
Zippy Technology Corp. 12,000 19,180
Zyxel Group Corp. 61,000 70,653
TOTAL TAIWAN 74,561,443
THAILAND — (1.4%)
AAPICO Hitech PCL - NVDR 800 331
*Absolute Clean Energy PCL -
NVDR, Class R 6,000 246
Advanced Info Service PCL
- NVDR 8,300 92,061
Advanced Info Service PCL,
Class F 6,800 75,423
Advanced Information
Technology PCL - NVDR 2,100 332
Airports of Thailand PCL
- NVDR 19,200 30,663
Airports of Thailand PCL,
Class F 20,700 33,058
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 230
Amata Corp. PCL - NVDR 71,900 35,647
AP Thailand PCL - NVDR 138,400 39,807
*Asia Aviation PCL - NVDR 60,000 2,193
Asia Plus Group Holdings PCL
- NVDR 6,600 441
Asian Alliance International
PCL - NVDR, Class R 1,400 188

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
THAILAND — (Continued)
Asian Sea Corp. PCL - NVDR 1,500 $ 355
Asset World Corp. PCL
- NVDR 6,300 437
Asset World Corp. PCL, Class
F 176,800 12,249
*Assetwise PCL - NVDR 1,600 308
B Grimm Power PCL - NVDR,
Class R 1,300 529
Bangchak Corp. PCL - NVDR 47,600 45,762
Bangkok Airways PCL 31,900 15,512
Bangkok Bank PCL - NVDR 29,700 149,137
Bangkok Chain Hospital PCL
- NVDR 8,500 2,728
Bangkok Chain Hospital PCL,
Class F 25,000 8,025
Bangkok Dusit Medical
Services PCL - NVDR 189,600 121,117
Bangkok Dusit Medical
Services PCL, Class F 32,100 20,506
Bangkok Expressway & Metro
PCL - NVDR, Class R 190,800 31,835
Bangkok Land PCL - NVDR 28,100 402
Bangkok Life Assurance PCL
- NVDR 28,100 19,022
Banpu PCL - NVDR 384,500 65,377
BCPG PCL 41,100 9,274
BCPG PCL - NVDR 2,700 609
BEC World PCL - NVDR 3,800 222
Berli Jucker PCL - NVDR 45,100 20,783
Betagro PCL - NVDR, Class R 22,300 12,048
*BTS Group Holdings PCL 303,400 21,021
*BTS Group Holdings PCL
- NVDR 243,500 16,871
Bumrungrad Hospital PCL
- NVDR 16,900 89,965
Cal-Comp Electronics Thailand
PCL - NVDR 2,800 425
Carabao Group PCL - NVDR 3,600 4,948
Carabao Group PCL, Class F 15,900 21,855
Central Pattana PCL - NVDR 40,000 73,415
Central Plaza Hotel PCL
- NVDR 800 896
Central Plaza Hotel PCL,
Class F 20,100 22,518
Central Retail Corp. PCL -
NVDR, Class R 3,600 2,254
Central Retail Corp. PCL,
Class F 35,800 22,414
CH Karnchang PCL - NVDR 108,200 42,984
Charoen Pokphand Foods
PCL - NVDR 91,800 60,393
Chularat Hospital PCL 449,100 22,409
CK Power PCL - NVDR 4,400 319
Com7 PCL - NVDR 63,600 44,266
CP ALL PCL - NVDR 63,500 87,788
CP ALL PCL, Class F 13,800 19,078
CP AXTRA PCL - NVDR,
Class R 1,700 800
CP AXTRA PCL, Class F 17,300 8,137
Shares Value
THAILAND — (Continued)
Delta Electronics Thailand PCL 25,600 $ 166,788
Delta Electronics Thailand
PCL - NVDR 2,700 17,591
Dhipaya Group Holdings PCL,
Class F 22,900 14,701
Don Muang Tollway PCL -
NVDR, Class R 1,500 505
Dynasty Ceramic PCL - NVDR 8,800 341
Eastern Polymer Group PCL
- NVDR 2,600 266
Electricity Generating PCL 5,800 21,659
Electricity Generating PCL
- NVDR 2,400 8,962
*Energy Absolute PCL - NVDR 340,600 29,660
Exotic Food PCL - NVDR 500 224
*Forth Corp. PCL - NVDR 1,100 203
Forth Smart Service PCL
- NVDR 1,000 197
Frasers Property Thailand PCL
- NVDR, Class R 1,000 192
GFPT PCL 83,000 25,192
GFPT PCL - NVDR 38,600 11,716
Global Power Synergy PCL
- NVDR 700 790
*Gulf Development PCL -
NVDR, Class R 34,220 50,843
Gunkul Engineering PCL
- NVDR 161,900 9,365
Haad Thip PCL - NVDR 800 384
Hana Microelectronics PCL
- NVDR 1,900 1,057
#Hana Microelectronics PCL,
Class F 38,000 21,135
Home Product Center PCL 101,900 22,993
Home Product Center PCL
- NVDR 109,800 24,776
Ichitan Group PCL - NVDR 81,700 36,092
Index Livingmall PCL - NVDR 600 254
Indorama Ventures PCL
- NVDR 2,000 1,297
IRPC PCL - NVDR 587,600 21,663
I-TAIL Corp. PCL - NVDR,
Class R 1,000 547
*Jasmine Technology Solution
PCL - NVDR 400 680
Karmarts PCL - NVDR 12,000 3,375
Kasikornbank PCL - NVDR 1,500 8,962
KCE Electronics PCL - NVDR 68,000 40,629
KGI Securities Thailand PCL
- NVDR 5,200 681
Khon Kaen Sugar Industry
PCL - NVDR 6,700 262
Kiatnakin Phatra Bank PCL
- NVDR 300 687
Krung Thai Bank PCL - NVDR 93,500 83,947
Lalin Property PCL - NVDR 1,200 180
Land & Houses PCL - NVDR 230,300 28,545
LH Financial Group PCL -
NVDR, Class R 12,600 392

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
THAILAND — (Continued)
Major Cineplex Group PCL
- NVDR 1,600 $ 336
MBK PCL 22,600 12,929
MC Group PCL - NVDR 1,200 442
MCS Steel PCL - NVDR 1,400 380
Mega Lifesciences PCL 30,300 34,667
Mega Lifesciences PCL
- NVDR 1,100 1,258
Minor International PCL
- NVDR 226,800 165,063
MK Restaurants Group PCL
- NVDR 5,900 3,525
*Mono Next PCL - NVDR,
Class R1 4,000 145
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 400 442
Muang Thai Insurance PCL
- NVDR 1,000 502
Netbay PCL - NVDR 400 276
Northeast Rubber PCL -
NVDR, Class R 191,200 29,046
NSL Foods PCL - NVDR,
Class R 200 147
Osotspa PCL - NVDR 28,600 16,088
Osotspa PCL, Class F 43,100 24,245
Polyplex Thailand PCL - NVDR 1,600 412
Praram 9 Hospital PCL -
NVDR, Class R 1,200 725
Praram 9 Hospital PCL, Class
F 14,800 8,937
Precious Shipping PCL
- NVDR 121,900 24,601
Prima Marine PCL - NVDR,
Class R 46,200 10,498
Pruksa Holding PCL - NVDR 1,900 217
*PSG Corp. PCL, Class F 104,493 7,638
PTG Energy PCL - NVDR 124,600 29,898
PTT Exploration & Production
PCL - NVDR 53,700 209,066
PTT Global Chemical PCL
- NVDR 47,500 37,287
PTT Oil & Retail Business PCL
- NVDR, Class R 84,300 36,437
PTT PCL - NVDR 263,300 284,513
Quality Houses PCL - NVDR 704,400 28,879
Rajthanee Hospital PCL
- NVDR 600 244
Ratch Group PCL - NVDR 72,100 71,034
Regional Container Lines PCL
- NVDR 15,100 13,197
Rojana Industrial Park PCL
- NVDR 2,200 321
S Hotels & Resorts PCL
- NVDR 4,000 212
Samart Corp. PCL - NVDR 1,700 319
Sansiri PCL - NVDR 1,308,500 56,973
Sappe PCL - NVDR 300 315
SC Asset Corp. PCL - NVDR 7,500 407
SCB X PCL - NVDR 9,900 42,633
Shares Value
THAILAND — (Continued)
SCG Packaging PCL - NVDR 60,500 $ 38,455
SCGJWD Logistics PCL
- NVDR 1,500 331
Siam Cement PCL (The)
- NVDR 11,600 75,945
Siam Global House PCL
- NVDR 21,600 4,737
Siam Wellness Group PCL
- NVDR 2,200 210
Siamgas & Petrochemicals
PCL - NVDR 2,200 510
SiS Distribution Thailand PCL
- NVDR 400 257
SISB PCL - NVDR, Class R 600 198
SPCG PCL - NVDR 1,800 549
Sri Trang Agro-Industry PCL
- NVDR 100,500 40,884
Sri Trang Gloves Thailand
PCL - NVDR 31,300 8,903
Sri Trang Gloves Thailand
PCL, Class F 63,400 18,034
Srinanaporn Marketing PCL -
NVDR, Class R 1,600 364
Star Petroleum Refining PCL 101,900 21,860
Star Petroleum Refining PCL
- NVDR 7,000 1,502
Supalai PCL - NVDR 104,300 60,329
*Super Energy Corp. PCL -
NVDR, Class R 68,000 238
TAC Consumer PCL - NVDR 1,500 260
Taokaenoi Food & Marketing
PCL - NVDR 1,300 168
Thai Life Insurance PCL
- NVDR 2,000 756
Thai Oil PCL - NVDR 57,500 78,122
Thai President Foods PCL
- NVDR 100 601
Thai Union Group PCL - NVDR 122,200 45,827
Thai Vegetable Oil PCL
- NVDR 1,500 1,116
Thai Vegetable Oil PCL, Class
F 13,600 10,114
Thaifoods Group PCL - NVDR 4,200 635
Thaifoods Group PCL, Class F 142,900 21,618
Thaitheparos PCL - NVDR 300 381
Thoresen Thai Agencies PCL
- NVDR 178,000 23,873
Tipco Asphalt PCL, Class F 22,400 10,038
Tisco Financial Group PCL
- NVDR 6,300 22,525
TMBThanachart Bank PCL
- NVDR 422,000 27,092
TOA Paint Thailand PCL 22,200 10,230
TOA Paint Thailand PCL
- NVDR 1,900 876
TPI Polene PCL - NVDR 20,300 471
TPI Polene Power PCL 80,600 4,688
TPI Polene Power PCL
- NVDR 10,100 587

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
THAILAND — (Continued)
TQM Alpha PCL - NVDR,
Class R 600 $ 229
Triple i Logistics PCL - NVDR 1,400 173
True Corp. PCL - NVDR, Class
R 180,400 66,507
TTW PCL 68,600 20,058
TTW PCL - NVDR 3,200 936
United Paper PCL - NVDR,
Class R 800 192
Univanich Palm Oil PCL
- NVDR 2,100 854
Univanich Palm Oil PCL, Class
F 48,100 19,567
WHA Corp. PCL - NVDR 196,600 21,619
TOTAL THAILAND 3,885,019
TURKEY — (1.0%)
Agesa Hayat ve Emeklilik A/S 104 601
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 29,051 17,714
Akbank TAS 124,023 265,056
Akcansa Cimento A/S 52 232
Aksa Akrilik Kimya Sanayii A/S 52,308 13,326
*Aksa Enerji Uretim A/S, Class
B 1,139 1,930
*Aksigorta A/S 26,410 5,028
#Alarko Holding A/S 10,199 25,326
Albaraka Turk Katilim Bankasi
A/S 120,130 25,522
*Alkim Alkali Kimya A/S 520 232
Anadolu Anonim Turk Sigorta
Sirketi 56,941 37,417
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 57,706 25,488
Anadolu Hayat Emeklilik A/S 176 501
*Anel Elektrik Proje Taahhut
ve Ticaret A/S 244 92
*Arcelik A/S 88 231
ARD Grup Bilisim Teknolojileri
A/S 23,528 25,534
Aselsan Elektronik Sanayi Ve
Ticaret A/S 15,375 107,202
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 4,522 16,615
*Aydem Yenilenebilir Enerji
A/S 316 182
#*Baticim Bati Anadolu
Cimento Sanayii A/S 11,234 1,248
*Bera Holding A/S 45,364 18,795
*Besler Gida Ve Kimya Sanayi
Ve Ticaret A/S 704 232
BIM Birlesik Magazalar A/S 3,793 57,908
Bogazici Beton Sanayi Ve
Ticaret A/S 320 154
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 12 178
Borusan Yatirim ve Pazarlama
A/S 4 212
Shares Value
TURKEY — (Continued)
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 2,836 $ 10,296
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 64 134
Bursa Cimento Fabrikasi A/S 7,372 1,183
*Can2 Termik A/S 553,150 26,709
Celebi Hava Servisi A/S 4 167
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 924 262
Cimsa Cimento Sanayi VE
Ticaret A/S 12,168 14,394
Coca-Cola Icecek A/S 18,981 31,379
*Deva Holding A/S 136 209
Dogan Sirketler Grubu Holding
A/S 43,902 21,925
Dogus Otomotiv Servis ve
Ticaret A/S 6,246 32,930
EGE Endustri VE Ticaret A/S 20 3,407
ΩEnerjisa Enerji A/S 244 588
Enerya Enerji A/S 45,353 10,344
*Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 52 250
Eregli Demir ve Celik
Fabrikalari TAS 52,270 33,867
Escar Turizm Tasimacilik
Ticaret A/S 1 1
*Esenboga Elektrik Uretim A/S 2,632 238
Europap Tezol Kagit Sanayi
VE Ticaret A/S – –
*Europen Endustri Insaat
Sanayi VE Ticaret A/S 3,084 357
Ford Otomotiv Sanayi A/S 3,710 9,699
*Formet Metal ve Cam Sanayi
A/S 936 63
Galata Wind Enerji A/S 8,418 5,121
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 108 299
Gentas Genel Metal Sanayi ve
Ticaret A/S 13,354 3,869
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 6,322 8,060
Global Yatirim Holding A/S 191,285 64,608
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S. 40 329
*Gubre Fabrikalari TAS 48 530
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 1,116 9,757
*Hitit Bilgisayar Hizmetleri A/S 113 118
*Ihlas Holding A/S 4,676 246
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 1,628 326
Is Yatirim Menkul Degerler A/S 37,310 41,228
*Izdemir Enerji Elektrik Uretim
A/S 105,244 23,061
*Izmir Demir Celik Sanayi A/S 2,408 404
*Izmir Firca Sanayi ve Ticaret
A/S 4,548 5,678

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TURKEY — (Continued)
Jantsa Jant Sanayi Ve Ticaret
A/S 472 $ 215
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 380 348
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S 90,533 60,491
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 920 597
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 99,278 6,711
*Kayseri Seker Fabrikasi A/S 38,618 4,351
*Kiler Holding A/S 280 3,798
KOC Holding A/S 12,324 58,854
Kocaer Celik Sanayi Ve
Ticaret A/S 1,759 466
*Konya Cimento Sanayii A/S 4 416
LDR Turizm A/S 240 397
Logo Yazilim Sanayi Ve
Ticaret A/S 2,151 8,170
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 688 280
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 42,108 39,985
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 40,805 45,353
#*MIA Teknoloji A/S 30,285 25,778
Migros Ticaret A/S 2,318 33,950
Ω*MLP Saglik Hizmetleri A/S,
Class B 5,079 55,120
*Naturel Yenilenebilir Enerji
Ticaret A/S 400 79
*NET Holding A/S 613 677
Nuh Cimento Sanayi A/S 2,152 11,890
#*ODAS Elektrik Uretim ve
Sanayi Ticaret A/S 50,494 6,722
*Orge Enerji Elektrik Taahhut
A/S 136 224
#Oyak Cimento Fabrikalari A/S 25,046 15,894
*Pegasus Hava Tasimaciligi
A/S 15,342 71,785
*Peker Gayrimenkul Yatirim
Ortakligi A/S 7,494 1,721
#*Petkim Petrokimya Holding
A/S 69,618 29,517
*Politeknik Metal Sanayi ve
Ticaret A/S, Class A 4 580
*Qua Granite Hayal 3,248 196
*Ral Yatirim Holding A/S 3,374 14,561
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 57,062 60,929
*Sasa Polyester Sanayi A/S 29,033 1,702
Sekerbank Turk A/S 235,856 49,566
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 240 443
*Sok Marketler Ticaret A/S 31,443 46,884
SUN Tekstil Sanayi Ve Ticaret
A/S 264 258
Shares Value
TURKEY — (Continued)
Suwen Tekstil Sanayi
Pazarlama A/S 920 $ 190
TAB Gida Sanayi Ve Ticaret
A/S 622 3,840
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 175 107
*TAV Havalimanlari Holding
A/S 7,397 59,144
Tekfen Holding A/S 16,007 28,247
#Tofas Turk Otomobil
Fabrikasi A/S 4,836 36,248
*Tukas Gida Sanayi ve Ticaret
A/S 93,904 6,261
*Tumosan Motor ve Traktor
Sanayi A/S 52 135
*Turk Altin Isletmeleri A/S 444 557
Turk Hava Yollari AO 22,665 158,422
*Turk Telekomunikasyon A/S 20,719 31,679
Turk Traktor ve Ziraat
Makineleri A/S 620 8,446
Turkcell Iletisim Hizmetleri A/S 47,624 128,005
Turkiye Garanti Bankasi A/S 16,072 59,606
Turkiye Is Bankasi A/S 387,179 148,311
Turkiye Petrol Rafinerileri A/S 22,550 126,924
Turkiye Sigorta A/S 10,033 2,814
Turkiye Sise ve Cam
Fabrikalari A/S 30,604 32,017
*Turkiye Vakiflar Bankasi TAO 106,146 89,081
#Ulker Biskuvi Sanayi A/S 16,264 50,633
*Yapi ve Kredi Bankasi A/S 62,035 58,594
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 456 504
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 544 160
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 980 537
TOTAL TURKEY 2,698,362
UNITED ARAB EMIRATES — (2.2%)
Abu Dhabi Aviation Co. 8,657 12,446
Abu Dhabi Commercial Bank
PJSC 56,017 232,143
Abu Dhabi Islamic Bank PJSC 61,176 405,436
Abu Dhabi National Hotels 337,329 40,138
Abu Dhabi National Oil Co. for
Distribution PJSC 144,527 161,344
*Abu Dhabi Ports Co. PJSC 64,851 91,114
Abu Dhabi Ship Building Co.
PJSC 192 423
ADNOC Drilling Co. PJSC 79,874 115,919
ADNOC Logistics & Services 99,467 151,936
Agthia Group PJSC 26,331 26,527
Air Arabia PJSC 246,946 334,851
Ajman Bank PJSC 70,005 28,210
Aldar Properties PJSC 40,386 105,456
*Alpha Dhabi Holding PJSC 17,214 41,809
Amanat Holdings PJSC 90,472 31,778
Americana Restaurants
International PLC - Foreign Co. 201,419 85,555

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
UNITED ARAB EMIRATES — (Continued)
*Apex Investment Co. PSC 12,581 $ 11,544
*Bank of Sharjah 155,921 53,917
Burjeel Holdings PLC 76,037 26,087
Dana Gas PJSC 636,945 161,983
Deyaar Development PJSC 91,517 25,417
Dubai Electricity & Water
Authority PJSC 100,759 82,854
Dubai Financial Market PJSC 112,787 50,979
Dubai Investments PJSC 191,819 208,916
Dubai Islamic Bank PJSC 80,882 212,740
Emaar Development PJSC 41,492 194,318
Emaar Properties PJSC 163,272 666,843
Emirates Central Cooling
Systems Corp. 97,901 46,916
Emirates Driving Co. 22,474 19,826
Emirates Integrated
Telecommunications Co. PJSC 29,146 81,740
Emirates NBD Bank PJSC 62,880 532,468
*Emirates Reem Investments
PJSC 268 188
Emirates Telecommunications
Group Co. PJSC 71,859 385,450
*EMSTEEL Building Materials
PJSC 4,388 1,386
Fertiglobe PLC 66,564 49,117
First Abu Dhabi Bank PJSC 109,700 555,572
*Ghitha Holding PJSC 3,488 16,013
*Gulf Navigation Holding PJSC 356 218
*Manazel PJSC 3,300 272
*Modon Holding PSC 59,864 55,094
National Bank of Ras Al-
Khaimah PSC (The), Class K 13,433 34,162
National Central Cooling Co.
PJSC 45,977 37,556
NMDC Group PJSC 10,928 61,176
Parkin Co. PJSC 32,454 54,611
*Presight AI Holding PLC 40,407 37,077
*RAK Properties PJSC 85,020 30,094
Ras Al Khaimah Ceramics
PJSC 38,439 26,584
Salik Co. PJSC 95,952 166,685
Sharjah Islamic Bank 180,814 175,760
Taaleem Holdings PJSC 388 443
TECOM Group PJSC 27,001 27,643
*Union Properties PJSC 10,481 2,483
TOTAL UNITED ARAB
EMIRATES 5,959,217
TOTAL COMMON STOCKS 266,359,281
PREFERRED STOCKS — (0.2%)
BRAZIL — (0.2%)
Alpargatas SA 2.810% 700 1,921
Axia Energia 7.130% 3,400 37,542
Banco do Estado do Rio
Grande do Sul SA, Class B
0.480% 27,200 93,567
Banco Pine SA 0.310% 300 766
Cia Energetica de Minas
Gerais 7.010% 29,500 64,685
Shares Value
BRAZIL — (Continued)
Itau Unibanco Holding SA
6.410% 2,833 $ 24,616
Marcopolo SA 14.030% 64,900 79,954
Randoncorp SA 0.730% 46,600 57,320
Schulz SA 5.470% 400 408
Taurus Armas SA 3.410% 220 227
Track & Field Co. SA 0.180% 100 298
Unipar Carbocloro SA
19.830% 5,114 61,410
TOTAL BRAZIL 422,714
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 1.320% 7,771 41,319
TOTAL CHILE 41,319
COLOMBIA — (0.0%)
Grupo Argos SA 4.720% 1,267 5,034
Grupo de Inversiones
Suramericana SA 2.880% 3,332 47,308
TOTAL COLOMBIA 52,342
TOTAL PREFERRED
STOCKS 516,375
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
02/11/26 72 98
*Banco BMG SA 03/02/26 34 5
TOTAL BRAZIL 103
KOREA, REPUBLIC OF — (0.0%)
*Tway Air Co., Ltd. RTS
3/12/26 1,146 199
TOTAL KOREA, REPUBLIC
OF 199
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 75,141 1,525
*Lianson Fleet Group BHD
12/31/30 640 –
*T7 Global BHD 03/13/30 380 4
TOTAL MALAYSIA 1,529
THAILAND — (0.0%)
*Better World Green PCL
05/28/27 3,033 4
TOTAL THAILAND 4
TOTAL RIGHTS/WARRANTS 1,835
TOTAL INVESTMENT SECURITIES — (97.2%)
(Cost $197,349,007) 266,877,491
SECURITIES LENDING COLLATERAL — (2.8%)
@§The DFA Short Term
Investment Fund 664,322 7,686,209
TOTAL INVESTMENTS — ( 100.0% )
(Cost $205,035,216) $ 274,563,700

Dimensional Emerging Markets ex China Core Equity ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $6,413,187 which represented 2.4% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 13,905,421 $ — $ — $ 13,905,421
Chile ................................ 2,190,973 — — 2,190,973
Colombia ............................ 724,889 — — 724,889
Czechia ............................. 422,551 — — 422,551
Egypt ............................... 78,920 — — 78,920
Greece .............................. 2,378,025 — — 2,378,025
Hungary ............................. 999,591 — — 999,591
India ................................ 51,302,543 40,603 — 51,343,146
Indonesia ............................ 4,772,304 1,805 — 4,774,109
Korea, Republic of ..................... 57,051,722 11 574 57,052,307
Kuwait .............................. 2,706,586 — 72 2,706,658
Malaysia ............................. 5,250,905 — — 5,250,905
Mexico .............................. 6,364,698 — — 6,364,698
Peru ................................ 292,915 — — 292,915
Philippines ........................... 1,533,228 — — 1,533,228
Poland .............................. 4,439,883 — — 4,439,883
Qatar ............................... 2,522,729 — — 2,522,729
Saudi Arabia .......................... 9,481,178 — — 9,481,178
South Africa .......................... 12,793,114 — — 12,793,114
Taiwan .............................. 74,543,902 17,541 — 74,561,443
Thailand ............................. — 3,885,019 — 3,885,019
Turkey .............................. 2,698,362 — — 2,698,362
United Arab Emirates ................... 5,959,217 — — 5,959,217
Preferred Stocks
Brazil ............................... 422,714 — — 422,714
Chile ................................ 41,319 — — 41,319
Colombia ............................ 52,342 — — 52,342
Rights/Warrants
Brazil ............................... 5 98 — 103

Dimensional Emerging Markets ex China Core Equity ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Korea, Republic of ..................... $ — $ 199 $ — $ 199
Malaysia ............................. 1,529 — — 1,529
Thailand ............................. 4 — — 4
Securities Lending Collateral ............... — 7,686,209 — 7,686,209
Total Investments ........................ $262,931,569 $11,631,485 $646> $274,563,700
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.

Dimensional World Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
$
Shares Value
AFFILIATED INVESTMENT COMPANIES — (99.4%)
DOMESTIC — (69.8%)
Dimensional U.S. Core Equity 2 ETF 14,345,253 $ 583,564,892
Dimensional US Core Equity 1 ETF 2,565,567 193,507,891
TOTAL DOMESTIC 777,072,783
INTERNATIONAL — (29.6%)
Dimensional Emerging Markets Core Equity 2 ETF 2,673,090 95,081,811
#Dimensional Global Real Estate ETF 688,714 18,664,149
#Dimensional International Core Equity 2 ETF 5,947,657 215,840,473
TOTAL INTERNATIONAL 329,586,433
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANIES — (99.4%)
(Cost $878,469,122) 1,106,659,216
SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term Investment Fund 533,954 6,177,850
TOTAL INVESTMENTS — ( 100.0% )
(Cost $884,646,972) $ 1,112,837,066
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Affiliated Investment Companies ............. $1,106,659,216 $— $— $1,106,659,216
Securities Lending Collateral ................ — 6,177,850 — 6,177,850
Total Investments ......................... $1,106,659,216 $6,177,850 $— $1,112,837,066

Dimensional Global Real Estate ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
4
Shares Value
COMMON STOCKS — (97.5%)
AUSTRALIA — (6.4%)
Abacus Group 575,924 $ 466,000
Abacus Storage King 706,536 767,194
Arena REIT 784,610 1,951,288
#Aspen Group, Ltd. 253,961 932,261
BWP Property Group, Ltd. 908,474 2,380,253
Carindale Property Trust 128 490
#Centuria Capital Group 1,329,938 1,802,816
Centuria Industrial REIT 1,049,205 2,388,817
Centuria Office REIT 556,254 415,013
Charter Hall Group 769,598 12,405,653
Charter Hall Long Wale REIT 1,099,120 3,002,955
Charter Hall Retail REIT 871,531 2,399,465
Charter Hall Social
Infrastructure REIT 535,572 1,091,817
Cromwell Property Group 2,215,399 636,319
Dexus 1,830,720 8,618,472
Dexus Convenience Retail
REIT 131,068 252,504
Dexus Industria REIT 383,955 688,588
#Elanor Commercial Property
Fund 194,118 84,993
Garda Property Group 632 516
GDI Property Group
Partnership 564,177 241,093
Goodman Group 3,394,752 73,081,880
GPT Group (The) 3,312,671 12,276,458
Growthpoint Properties
Australia, Ltd. 377,400 605,447
* HealthCo REIT 554,247 283,443
#HMC Capital, Ltd. 200,143 588,883
HomeCo Daily Needs REIT 3,039,716 2,747,020
Ingenia Communities Group 671,773 2,225,988
Mirvac Group 6,919,162 9,694,437
National Storage REIT 2,267,756 4,384,747
RAM Essential Services
Property Fund 347,946 136,502
Region Group 2,122,591 3,434,926
Scentre Group 8,953,185 25,590,385
Stockland 4,186,408 15,807,726
Vicinity, Ltd. 6,840,178 11,788,040
Waypoint REIT, Ltd. 1,261,460 2,165,103
TOTAL AUSTRALIA 205,337,492
BELGIUM — (1.0%)
Aedifica SA 81,233 7,165,799
Ascencio 7,774 511,435
#Care Property Invest NV 58,126 845,011
Cofinimmo SA 61,028 6,359,957
Home Invest Belgium SA 12,551 282,203
Montea NV 31,764 2,698,077
* Nextensa SA 770 39,023
Retail Estates NV 20,923 1,610,457
Shurgard Self Storage, Ltd. 60,012 2,184,643
* Vastned NV 11,761 419,746
Shares Value
BELGIUM — (Continued)
Warehouses De Pauw CVA 303,774 $ 8,637,130
Wereldhave Belgium Comm
VA 195 12,620
Xior Student Housing NV 63,390 2,115,313
TOTAL BELGIUM 32,881,414
CANADA — (1.2%)
#Allied Properties Real Estate
Investment Trust 122,800 1,274,113
#Artis Real Estate Investment
Trust 62,381 410,914
Automotive Properties Real
Estate Investment Trust 17,300 143,342
Boardwalk Real Estate
Investment Trust 33,916 1,724,415
BSR Real Estate Investment
Trust 30,606 377,984
BTB Real Estate Investment
Trust 41,567 128,002
#Canadian Apartment
Properties REIT 146,481 4,171,109
#Choice Properties Real
Estate Investment Trust 264,342 2,974,982
#Crombie Real Estate
Investment Trust 96,009 1,106,037
#CT Real Estate Investment
Trust 91,309 1,100,442
#Dream Industrial Real Estate
Investment Trust 276,300 2,623,947
#Dream Office Real Estate
Investment Trust 6,134 85,160
European Residential Real
Estate Investment Trust 800 691
Firm Capital Property Trust 3,000 13,514
First Capital Real Estate
Investment Trust 206,000 3,010,553
Flagship Communities REIT 600 12,237
Granite Real Estate
Investment Trust 834 53,714
Granite Real Estate
Investment Trust 55,001 3,568,170
#H&R Real Estate Investment
Trust 241,953 1,920,758
#InterRent Real Estate
Investment Trust 87,552 861,846
#Killam Apartment Real Estate
Investment Trust 129,000 1,670,908
ΩMinto Apartment Real Estate
Investment Trust 21,000 270,147
Morguard North American
Residential Real Estate
Investment Trust 20,805 280,544
Morguard Real Estate
Investment Trust 100 491
Nexus Industrial REIT 42,200 245,256

Dimensional Global Real Estate ETF
continued
Shares Value
CANADA — (Continued)
#Northwest Healthcare
Properties Real Estate
Investment Trust 238,677 $ 985,271
Plaza Retail REIT 54,200 170,107
Primaris Real Estate
Investment Trust 87,868 1,073,895
PRO Real Estate Investment
Trust 26,400 125,162
#RioCan Real Estate
Investment Trust 236,603 3,408,872
Slate Grocery REIT, Class U 32,704 373,857
#SmartCentres Real Estate
Investment Trust 143,200 2,822,441
True North Commercial Real
Estate Investment Trust 4,600 29,723
TOTAL CANADA 37,018,604
CHINA — (0.0%)
China Merchants Commercial
Real Estate Investment Trust 12,000 1,921
Spring Real Estate Investment
Trust 3,000 626
Yuexiu Real Estate Investment
Trust 1,677,000 182,523
TOTAL CHINA 185,070
FRANCE — (1.8%)
Altarea SCA 8,519 1,177,648
ARGAN SA 18,533 1,455,159
Carmila SA 86,283 1,679,305
Covivio Hotels SACA 112 3,091
Covivio SA 92,968 5,944,741
Gecina SA 75,837 6,987,527
*ICADE 68,573 1,691,932
Klepierre SA 373,414 14,410,943
Mercialys SA 191,377 2,413,329
Unibail - Rodamco -Westfield 202,886 22,446,880
TOTAL FRANCE 58,210,555
GERMANY — (0.0%)
*Deutsche Konsum REIT-AG 474 1,007
Hamborner REIT AG 118,216 658,177
TOTAL GERMANY 659,184
HONG KONG — (0.8%)
#Champion REIT 2,790,000 903,838
Fortune Real Estate
Investment Trust 2,958,000 1,924,099
Link REIT 4,410,500 20,285,691
Prosperity REIT 1,610,000 303,046
*Regal Real Estate Investment
Trust 4,000 166
SF Real Estate Investment
Trust 573,000 204,703
Sunlight Real Estate
Investment Trust 1,518,000 468,441
TOTAL HONG KONG 24,089,984
INDIA — (0.4%)
ΩBrookfield India Real Estate
Trust 485,829 1,863,936
Embassy Office Parks REIT 1,320,020 6,231,628
Shares Value
INDIA — (Continued)
ΩMindspace Business Parks
REIT 349,588 $ 1,894,492
Nexus Select Trust 846,384 1,420,278
TOTAL INDIA 11,410,334
IRELAND — (0.0%)
Irish Residential Properties
REIT PLC 900,016 1,081,415
TOTAL IRELAND 1,081,415
ITALY — (0.0%)
Immobiliare Grande
Distribuzione SIIQ SpA , Class
F 91,449 388,390
TOTAL ITALY 388,390
JAPAN — (5.3%)
Activia Properties, Inc. 3,498 3,276,682
Advance Residence
Investment Corp. 4,772 5,197,044
#AEON REIT Investment Corp. 2,572 2,230,867
CENTRAL REIT Investment
Corp. 350 262,965
Comforia Residential REIT,
Inc. 3,141 2,276,441
CRE Logistics REIT, Inc. 989 1,068,115
Daiwa House REIT Investment
Corp., Class A 7,560 6,606,301
Daiwa Office Investment Corp.,
Class A 834 1,992,279
Daiwa Securities Living
Investments Corp., Class A 3,045 2,266,083
ESCON Japan Reit Investment
Corp. 410 332,497
Frontier Real Estate
Investment Corp. 3,810 2,250,039
Fukuoka REIT Corp. 1,018 1,230,760
Global One Real Estate
Investment Corp. 2,098 1,856,457
#GLP J-REIT 7,808 7,197,573
Hankyu Hanshin REIT, Inc.,
Class A 1,047 1,113,786
Health Care & Medical
Investment Corp. 494 387,489
Heiwa Real Estate REIT, Inc. 1,733 1,714,351
Hoshino Resorts REIT, Inc. 1,034 1,720,652
Hulic Reit , Inc. 1,967 2,195,757
#Ichigo Hotel REIT Investment
Corp. 322 256,331
Ichigo Office REIT Investment
Corp. 1,511 951,109
Industrial & Infrastructure Fund
Investment Corp., Class A 4,603 4,469,917
Invincible Investment Corp. 13,791 5,846,826
Japan Excellent, Inc. 1,697 1,645,736
Japan Hotel REIT Investment
Corp., Class A 9,807 5,283,040
Japan Logistics Fund, Inc. 4,058 2,659,561
Japan Metropolitan Fund
Invest 12,277 9,685,666

Dimensional Global Real Estate ETF
continued
Shares Value
JAPAN — (Continued)
Japan Prime Realty
Investment Corp. 6,220 $ 4,229,729
Japan Real Estate Investment
Corp. 10,976 8,879,844
KDX Realty Investment Corp.,
Class A 6,814 7,390,005
LaSalle Logiport REIT 2,875 2,926,066
Marimo Regional Revitalization
REIT, Inc. 332 231,793
Mirai Corp. 3,101 1,004,116
#MIRARTH Real Estate
Investment Corp. 1,841 1,115,866
Mitsubishi Estate Logistics
REIT Investment Corp. 2,156 1,837,897
#Mitsui Fudosan
Accommodations Fund, Inc.,
Class A 3,983 3,570,912
Mitsui Fudosan Logistics Park,
Inc. 6,195 4,634,403
Mori Hills REIT Investment
Corp., Class A 2,324 2,187,507
#Mori Trust Reit , Inc. 4,329 2,180,496
Nippon Building Fund, Inc. 13,279 12,352,758
Nippon Hotel & Residential
Investment Corp. 407 197,616
Nippon Prologis REIT, Inc. 10,773 6,306,249
NIPPON REIT Investment
Corp. 2,583 1,609,142
#Nomura Real Estate Master
Fund, Inc. 6,614 7,164,524
NTT UD REIT Investment
Corp. 2,125 1,964,378
One REIT, Inc. 1,012 596,336
Orix JREIT, Inc. 8,489 5,701,157
Samty Residential Investment
Corp. 467 344,816
#Sankei Real Estate, Inc. 581 500,174
Sekisui House Reit , Inc. 7,977 4,695,395
SOSiLA Logistics REIT, Inc. 1,012 839,725
#Star Asia Investment Corp. 4,009 1,559,315
Starts Proceed Investment
Corp., Class A 277 377,450
#Tokyu REIT, Inc. 1,423 1,913,200
Tosei Reit Investment Corp. 412 390,206
United Urban Investment Corp. 5,112 5,921,914
TOTAL JAPAN 168,597,313
KOREA, REPUBLIC OF — (0.2%)
D&D Platform REIT Co., Ltd. 107,774 249,331
E KOCREF CR-REIT Co., Ltd. 56,599 186,776
ESR Kendall Square REIT
Co., Ltd. 339,761 1,043,312
IGIS Residence REIT Co., Ltd. 42,059 110,889
IGIS Value Plus REIT Co., Ltd. 117,425 340,185
JR Global REIT 355,934 576,161
KB Star Real Estate
Investment Trust, Inc. 41,535 100,995
Koramco Life Infra REIT Co.,
Ltd. 101,619 320,869
KORAMCO THE ONE REIT 38,277 232,949
Shares Value
KOREA, REPUBLIC OF — (Continued)
LOTTE Reit Co., Ltd. 310,947 $ 942,951
Mirae Asset Global REIT Co.,
Ltd. 39,953 71,057
Miraeasset Maps Reit1 Co.,
Ltd. 12,770 22,401
NH All-One REIT Co., Ltd. 85,054 194,997
Shinhan Alpha REIT Co., Ltd. 201,173 812,016
Shinhan Seobu T&D REIT
Co., Ltd. 43,957 115,588
SK REITs Co., Ltd. 330,578 1,276,930
TOTAL KOREA, REPUBLIC
OF 6,597,407
MALAYSIA — (0.3%)
Al-' Aqar Healthcare REIT 900 297
Axis Real Estate Investment
Trust 2,903,741 1,487,965
Capitaland Malaysia Trust 2,480,286 421,560
IGB Real Estate Investment
Trust 2,820,700 2,096,563
KIP REIT 967,100 229,386
#KLCCP Stapled Group 527,300 1,239,998
Pavilion Real Estate
Investment Trust 3,111,400 1,531,232
Sunway Real Estate
Investment Trust 3,398,600 2,232,971
YTL Hospitality REIT 711,300 209,312
TOTAL MALAYSIA 9,449,284
MEXICO — (0.6%)
* Asesor de Activos Prisma
SAPI de CV 3,487 1,082
#Concentradora Fibra Danhos
SA de CV 515,069 808,516
Ω* Concentradora Fibra
Hotelera Mexicana SA de CV 3,200 1,426
ΩFIBRA Macquarie Mexico 1,476,751 3,093,626
#Fibra MTY SAPI de CV 989,404 846,985
Fibra Uno Administracion SA
de CV 4,542,403 7,117,226
Prologis Property Mexico SA
de CV 1,651,356 7,644,198
TOTAL MEXICO 19,513,059
NETHERLANDS — (0.2%)
Eurocommercial Properties NV 82,549 2,440,390
NSI NV 25,680 565,792
Wereldhave NV 73,122 1,813,740
TOTAL NETHERLANDS 4,819,922
NEW ZEALAND — (0.3%)
Argosy Property, Ltd. 1,377,500 974,823
Goodman Property Trust 1,794,637 2,100,419
Kiwi Property Group, Ltd. 2,849,921 1,741,015
Precinct Properties Group 2,978,198 2,098,591
Property for Industry, Ltd. 764,034 1,053,649
Stride Property Group 866,738 663,173
#Vital Healthcare Property
Trust 958,904 1,145,488
TOTAL NEW ZEALAND 9,777,158

Dimensional Global Real Estate ETF
continued
Shares Value
PHILIPPINES — (0.0%)
AREIT, Inc. 1,683,100 $ 1,239,160
MREIT, Inc. 1,208,300 278,268
TOTAL PHILIPPINES 1,517,428
SAUDI ARABIA — (0.1%)
Al Rajhi REIT 369,980 792,102
Alahli REIT Fund 1 5,684 9,684
Derayah REIT 13,462 18,520
Jadwa REIT Saudi Fund 274,980 828,452
Riyad REIT Fund 41,140 56,379
TOTAL SAUDI ARABIA 1,705,137
SINGAPORE — (2.8%)
Acrophyte Hospitality Trust 44,700 11,622
AIMS APAC REIT 898,800 1,062,411
Alpha Integrated Real Estate
Investment Trust 4,500 1,702
CapitaLand Ascendas REIT 6,467,100 14,524,220
CapitaLand Ascott Trust 4,500,200 3,475,332
CapitaLand China Trust 1,981,900 1,225,998
CapitaLand Integrated
Commercial Trust 10,099,728 19,021,552
CDL Hospitality Trusts 1,249,200 851,504
Daiwa House Logistics Trust 619,100 270,765
Digital Core REIT
Management Pte, Ltd. 1,390,300 750,762
ESR-REIT 1,103,779 2,374,560
Far East Hospitality Trust 1,360,000 653,743
First Real Estate Investment
Trust 1,154,700 254,780
Frasers Centrepoint Trust 2,293,778 4,048,907
Frasers Logistics &
Commercial Trust, Class F 4,892,600 3,894,032
IREIT Global 179,300 41,681
Keppel DC REIT 3,348,543 6,016,295
*Keppel Pacific Oak US REIT 1,106,400 271,068
Keppel REIT 4,883,000 3,790,193
Lendlease Global Commercial
REIT 4,102,770 2,069,167
*Manulife US Real Estate
Investment Trust 2,172,300 156,406
Mapletree Industrial Trust 3,546,100 5,896,195
Mapletree Logistics Trust 5,911,100 6,288,404
Mapletree Pan Asia
Commercial Trust 3,962,900 4,559,365
OUE Real Estate Investment
Trust 2,085,300 616,223
Parkway Life Real Estate
Investment Trust 777,700 2,500,407
Prime US REIT 1,306,400 293,940
Sasseur Real Estate
Investment Trust 813,600 439,177
Starhill Global REIT 2,071,787 963,242
Suntec Real Estate Investment
Trust 3,060,600 3,473,021
United Hampshire US REIT 151,644 82,646
TOTAL SINGAPORE 89,879,320
SOUTH AFRICA — (0.8%)
Attacq , Ltd. 837,548 908,704
Burstone Group, Ltd. 1,142,333 660,292
Shares Value
SOUTH AFRICA — (Continued)
Emira Property Fund, Ltd. 32,163 $ 26,934
Equites Property Fund, Ltd. 1,410,618 1,580,596
Fairvest , Ltd., Class B 2,538,107 1,047,686
Growthpoint Properties, Ltd. 6,224,731 6,870,007
Hyprop Investments, Ltd. 680,017 2,416,896
Octodec Investments, Ltd. 660 584
Redefine Properties, Ltd. 10,750,951 4,183,067
#Resilient REIT, Ltd. 453,031 2,297,146
SA Corporate Real Estate, Ltd. 3,636,406 827,615
Stor -Age Property REIT, Ltd. 716,157 789,503
Vukile Property Fund, Ltd. 2,340,680 3,619,571
TOTAL SOUTH AFRICA 25,228,601
SPAIN — (0.4%)
Colonial SFL Socimi SA 495,217 3,069,405
Merlin Properties Socimi SA 676,626 10,069,941
TOTAL SPAIN 13,139,346
TAIWAN — (0.0%)
Cathay No. 1 REIT 62,000 28,685
TOTAL TAIWAN 28,685
THAILAND — (0.1%)
CPN Retail Growth Leasehold
REIT 385,100 138,301
Frasers Property Thailand
Industrial Freehold &
Leasehold REIT, Class F 2,844,500 1,066,744
IMPACT Growth Real Estate
Investment Trust, Class F 846,400 282,447
#WHA Premium Growth
Freehold & Leasehold Real
Estate InvestmentTrust 3,352,300 1,139,984
TOTAL THAILAND 2,627,476
TURKEY — (0.3%)
* Adra Gayrimenkul Yatirim
Ortakligi A/S 48,402 75,287
* Akfen Gayrimenkul Yatirim
Ortakligi A/S 314,188 21,311
AKIS Gayrimenkul Yatirimi A/S 1,610,655 324,039
* Alarko Gayrimenkul Yatirim
Ortakligi A/S 1,439,361 175,070
* Asce Gayrimenkul Yatirim
Ortakligi A/S 150,436 39,328
#Emlak Konut Gayrimenkul
Yatirim Ortakligi A/S 4,004,434 2,347,837
* Fuzul Gayrimenkul Yatirim
Ortakligi A/S 625,757 181,285
Halk Gayrimenkul Yatirim
Ortakligi A/S 1,837,630 190,978
*Is Gayrimenkul Yatirim
Ortakligi A/S 856,366 474,529
* Kiler Gayrimenkul Yatirim
Ortakligi A/S 1,461,836 242,337
#*Kuyumcukent Gayrimenkul
Yatirimlari A/S, Class A 848,677 1,052,739
*Marti Gayrimenkul Yatirim
Ortakligi A/S 1,770,682 107,481
* Ozak Gayrimenkul Yatirim
Ortakligi 629,555 220,745

Dimensional Global Real Estate ETF
continued
Shares Value
TURKEY — (Continued)
Panora Gayrimenkul Yatirim
Ortakligi 76,316 $ 156,431
* Reysas Gayrimenkul Yatirim
Ortakligi A/S 967,328 628,095
* Servet Gayrimenkul Yatirim
Ortakligi A/S 2,119,882 165,233
*Tera Yatirim Teknoloji Holding
A/S 1,505,693 475,674
Torunlar Gayrimenkul Yatirim
Ortakligi A/S 405,457 778,893
* Vakif Gayrimenkul Yatirim
Ortakligi A/S 2,878,015 193,225
Yeni Gimat Gayrimenkul
Ortakligi A/S 161,712 519,056
TOTAL TURKEY 8,369,573
UNITED KINGDOM — (3.6%)
Abrdn Property Income Trust,
Ltd. 349,811 9,553
Big Yellow Group PLC 354,202 5,006,354
British Land Co. PLC (The) 2,111,089 12,016,518
CLS Holdings PLC 49,145 42,217
Custodian Property Income
REIT PLC 415,755 483,801
Derwent London PLC 199,850 5,270,974
Great Portland Estates PLC 2,720 13,960
Hammerson PLC 711,457 3,461,950
Land Securities Group PLC 1,508,318 13,463,983
LondonMetric Property PLC 4,636,035 12,717,240
NewRiver REIT PLC 199,825 199,076
Palace Capital PLC 44,898 130,616
Picton Property Income, Ltd.,
Class A 38,531 43,886
Primary Health Properties PLC 3,603,578 5,123,032
ΩRegional REIT, Ltd. 24,562 34,514
ΩResidential Secure Income
PLC 42,402 32,351
Safestore Holdings PLC 105,981 1,202,726
Schroder Real Estate
Investment Trust, Ltd. 886,493 683,668
Segro PLC 2,767,831 28,812,820
Shaftesbury Capital PLC 2,910,855 5,731,995
Sirius Real Estate, Ltd. 67,797 91,406
ΩSocial Housing Reit PLC 390,154 395,652
Target Healthcare REIT PLC 813,814 1,159,193
Town Centre Securities PLC 51,013 85,403
Tritax Big Box REIT PLC 4,771,774 10,823,957
UNITE Group PLC (The) 1,001,311 7,777,122
Workspace Group PLC 69,168 398,172
TOTAL UNITED KINGDOM 115,212,139
UNITED STATES — (70.9%)
#Acadia Realty Trust 219,400 4,390,194
#Agree Realty Corp. 192,284 13,888,673
Alexander & Baldwin, Inc. 97,084 2,013,522
#Alexander's, Inc. 3,987 976,416
Alexandria Real Estate
Equities, Inc. 259,352 14,170,993
Alpine Income Property Trust,
Inc. 21,485 378,566
Shares Value
UNITED STATES — (Continued)
American Assets Trust, Inc.,
Class A 84,543 $ 1,526,847
American Healthcare REIT,
Inc. 293,246 13,756,170
American Homes 4 Rent,
Class A 558,853 17,503,276
American Tower Corp. 789,707 141,578,671
#Americold Realty Trust, Inc. 462,138 5,735,133
Apartment Investment and
Management Co. 237,580 1,396,970
Apple Hospitality REIT, Inc. 387,840 4,514,458
AvalonBay Communities, Inc. 238,717 42,412,849
Braemar Hotels & Resorts, Inc. 96,608 257,943
Brandywine Realty Trust 310,856 879,722
Brixmor Property Group, Inc. 511,732 13,709,300
Broadstone Net Lease, Inc.,
Class A 330,943 6,125,755
BRT Apartments Corp. 16,544 243,031
#BXP, Inc. 252,147 16,306,347
Camden Property Trust 180,380 19,670,439
CareTrust REIT, Inc. 373,449 13,944,586
CBL & Associates Properties,
Inc. 25,840 925,072
Centerspace 28,545 1,834,587
Chatham Lodging Trust 82,593 587,236
Clipper Realty, Inc. 14,607 50,978
Community Healthcare Trust,
Inc. 47,135 814,493
COPT Defense Properties 189,958 5,852,606
Cousins Properties, Inc. 284,866 7,190,018
Crown Castle, Inc. 734,911 63,797,624
CTO Realty Growth, Inc. 53,616 952,756
CubeSmart 382,962 14,372,564
Curbline Properties Corp. 160,712 3,897,266
DiamondRock Hospitality Co. 349,964 3,212,670
Digital Realty Trust, Inc. 578,257 95,961,749
Diversified Healthcare Trust 278,744 1,619,503
#Douglas Emmett, Inc. 282,707 2,985,386
Easterly Government
Properties, Inc., Class A 71,194 1,665,228
EastGroup Properties, Inc. 90,106 16,366,854
Elme Communities 100,920 222,024
Empire State Realty Trust,
Inc., Class A 246,851 1,636,622
EPR Properties 130,793 7,094,212
Equinix, Inc. 165,490 135,855,706
#Equity LifeStyle Properties,
Inc. 309,418 19,545,935
Equity Residential 608,393 37,915,052
Essential Properties Realty
Trust, Inc. 329,855 10,014,398
Essex Property Trust, Inc. 108,229 27,259,638
Extra Space Storage, Inc.,
Class B 357,490 49,322,895
Federal Realty Investment
Trust 137,264 13,885,626
First Industrial Realty Trust,
Inc. 222,192 12,893,802

Dimensional Global Real Estate ETF
continued
Shares Value
UNITED STATES — (Continued)
Four Corners Property Trust,
Inc. 176,127 $ 4,341,531
FrontView REIT, Inc. 8,445 138,582
Gaming and Leisure
Properties, Inc. 474,921 21,252,715
#Getty Realty Corp. 90,144 2,691,700
#Gladstone Commercial Corp. 81,187 945,829
#Global Medical REIT, Inc. 19,605 677,157
Global Net Lease, Inc. 333,984 3,159,489
#Healthcare Realty Trust, Inc.,
Class A 563,465 9,460,577
#Healthpeak Properties, Inc. 1,167,969 20,135,786
Highwoods Properties, Inc. 181,183 4,683,581
Host Hotels & Resorts, Inc. 1,154,461 21,392,162
#*Hudson Pacific Properties,
Inc. 89,364 770,318
#Independence Realty Trust,
Inc. 406,899 6,795,213
Industrial Logistics Properties
Trust 93,746 499,666
#Innovative Industrial
Properties, Inc., Class A 45,863 2,216,100
InvenTrust Properties Corp. 131,279 3,858,290
Invitation Homes, Inc. 978,602 26,158,031
Iron Mountain, Inc. 496,609 45,752,587
#JBG SMITH Properties 114,944 1,935,657
#Kilroy Realty Corp. 188,118 6,486,309
Kimco Realty Corp. 1,142,877 24,091,847
Kite Realty Group Trust 370,550 8,704,220
Lamar Advertising Co., Class
A 146,456 18,791,769
Lineage, Inc. 66,285 2,367,037
LTC Properties, Inc. 79,156 2,886,819
LXP Industrial Trust 101,504 5,029,523
#Macerich Co. (The) 424,431 8,034,479
#Medical Properties Trust, Inc. 878,663 4,410,888
Mid-America Apartment
Communities, Inc. 196,685 26,414,796
#Modiv Industrial, Inc., Class C 10,696 163,863
National Health Investors, Inc. 79,274 6,509,981
#National Storage Affiliates
Trust 120,483 3,832,564
NET Lease Office Properties 25,372 495,008
#NETSTREIT Corp. 152,629 2,875,530
NexPoint Residential Trust,
Inc. 39,087 1,181,209
NNN REIT, Inc. 317,034 13,210,807
Omega Healthcare Investors,
Inc. 496,005 21,764,699
One Liberty Properties, Inc. 29,993 646,349
Orion Properties, Inc. 62,286 138,898
Outfront Media, Inc. 243,872 5,930,967
Park Hotels & Resorts, Inc. 325,481 3,557,507
Peakstone Realty Trust 53,790 840,200
#Pebblebrook Hotel Trust 198,384 2,265,545
Phillips Edison & Co., Inc. 211,461 7,661,232
Piedmont Realty Trust, Inc.,
Class A 215,239 1,812,312
Shares Value
UNITED STATES — (Continued)
#Postal Realty Trust, Inc.,
Class A 40,316 $ 734,961
Prologis, Inc. 1,558,502 203,478,021
Public Storage 265,234 73,254,978
#Realty Income Corp. 1,558,867 95,340,306
Regency Centers Corp. 291,488 21,240,731
Rexford Industrial Realty, Inc. 398,477 16,150,273
#RLJ Lodging Trust 228,567 1,698,253
Ryman Hospitality Properties,
Inc. 99,098 9,384,581
#Sabra Health Care REIT, Inc. 412,271 7,721,836
Saul Centers, Inc. 21,937 696,061
SBA Communications Corp.,
Class A 179,219 32,996,010
Service Properties Trust 248,510 494,535
#Sila Realty Trust, Inc. 90,685 2,208,180
Simon Property Group, Inc. 550,524 105,320,746
#SL Green Realty Corp., Class
U 119,010 5,329,268
STAG Industrial, Inc. 313,913 11,774,877
Strawberry Fields REIT, Inc. 5,295 69,470
Summit Hotel Properties, Inc. 176,658 780,828
Sun Communities, Inc. 209,456 26,690,978
Sunstone Hotel Investors, Inc. 308,804 2,708,211
Tanger , Inc. 191,756 6,274,256
Terreno Realty Corp. 173,990 10,707,345
UDR, Inc. 526,909 19,574,669
UMH Properties, Inc. 145,438 2,273,196
* Uniti Group, Inc. 141,634 1,178,395
Universal Health Realty
Income Trust 23,324 926,663
Urban Edge Properties 211,368 4,106,880
Ventas, Inc. 796,030 61,827,650
Veris Residential, Inc. 143,817 2,184,580
VICI Properties, Inc., Class A 1,802,943 50,626,639
Vornado Realty Trust 276,036 8,800,028
W.P. Carey, Inc. 368,171 25,679,927
Welltower, Inc. 1,157,603 218,046,101
Whitestone REIT, Class B 77,337 1,101,279
Xenia Hotels & Resorts, Inc. 163,995 2,418,926
TOTAL UNITED STATES 2,263,881,328
TOTAL COMMON STOCKS 3,111,605,618
RIGHT/WARRANT — (0.0%)
GERMANY — (0.0%)
*Deutsche Konsum 02/24/26 474 –
TOTAL GERMANY –
TOTAL RIGHT/WARRANT –
TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $2,849,861,186) 3,111,605,618
SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term
Investment Fund 7,021,232 81,235,653
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,931,096,839) $ 3,192,841,271

Dimensional Global Real Estate ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $7,586,145 which represented 0.2% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 205,337,492 $ — $ — $ 205,337,492
Belgium ............................. 32,881,414 — — 32,881,414
Canada ............................. 37,018,604 — — 37,018,604
China ............................... 185,070 — — 185,070
France .............................. 58,210,555 — — 58,210,555
Germany ............................ 659,184 — — 659,184
Hong Kong ........................... 24,089,984 — — 24,089,984
India ................................ 11,410,334 — — 11,410,334
Ireland .............................. 1,081,415 — — 1,081,415
Italy ................................ 388,390 — — 388,390
Japan ............................... 168,597,313 — — 168,597,313
Korea, Republic of ..................... 6,597,407 — — 6,597,407
Malaysia ............................. 9,449,284 — — 9,449,284
Mexico .............................. 19,513,059 — — 19,513,059
Netherlands .......................... 4,819,922 — — 4,819,922
New Zealand ......................... 9,777,158 — — 9,777,158
Philippines ........................... 1,517,428 — — 1,517,428
Saudi Arabia .......................... 1,705,137 — — 1,705,137
Singapore ............................ 89,879,320 — — 89,879,320
South Africa .......................... 25,228,601 — — 25,228,601
Spain ............................... 13,139,346 — — 13,139,346
Taiwan .............................. 28,685 — — 28,685
Thailand ............................. — 2,627,476 — 2,627,476
Turkey .............................. 8,369,573 — — 8,369,573
United Kingdom ....................... 115,212,139 — — 115,212,139
United States ......................... 2,263,881,328 — — 2,263,881,328
Right/Warrant
Germany ............................ — — — —
Securities Lending Collateral ............... — 81,235,653 — 81,235,653
Total Investments ........................ $3,108,978,142 $83,863,129 $— $3,192,841,271

1
Dimensional US Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (10.6%)
Alphabet, Inc., Class A 139,954 $ 47,304,452
Alphabet, Inc., Class C 135,642 45,918,886
*AMC Networks, Inc., Class A 5,200 40,092
*Angi, Inc., Class A 2,556 33,177
#*AST SpaceMobile, Inc., Class A 4,896 544,484
#*Atlanta Braves Holdings, Inc. 365 16,067
*Atlanta Braves Holdings, Inc.,
Class C 2,352 93,915
*Bandwidth, Inc., Class A 1,500 20,955
*Boston Omaha Corp., Class A 1,981 24,188
*BuzzFeed, Inc. 3,868 3,405
*Cargurus, Inc., Class A 4,658 150,919
*Cars.com, Inc. 4,819 54,744
#*Charter Communications, Inc.,
Class A 2,597 535,294
Cinemark Holdings, Inc. 4,821 114,161
Comcast Corp., Class A 113,609 3,379,868
CuriosityStream, Inc. 5,979 22,242
*DoubleVerify Holdings, Inc. 5,547 60,019
*E.W. Scripps Co. (The), Class A 4,983 16,693
#*EchoStar Corp., Class A 1,131 128,052
Electronic Arts, Inc. 12,725 2,594,882
Entravision Communications
Corp., Class A 4,596 13,834
*Eventbrite, Inc., Class A 7,632 33,733
*EverQuote, Inc., Class A 981 22,269
*Fluent, Inc. 3,657 13,823
Fox Corp., Class A 16,299 1,186,241
Fox Corp., Class B 16,444 1,078,233
#*fuboTV, Inc., Class A 7,062 15,748
#*Gambling.com Group, Ltd. 2,306 11,000
*GCI Liberty, Inc., Class A 262 9,817
*GCI Liberty, Inc., Class C 1,369 50,639
GDEV, Inc. 481 8,033
Gray Media, Inc. 6,100 27,511
*Grindr, Inc. 5,339 60,438
*iHeartMedia, Inc., Class A 1,645 5,330
*IMAX Corp. 1,217 42,485
*IZEA Worldwide, Inc. 407 1,433
John Wiley & Sons, Inc., Class A 1,438 44,909
*Liberty Broadband Corp., Class
A 700 33,614
*Liberty Broadband Corp., Class
C 4,718 226,983
*Liberty Global, Ltd., Class A 16,189 179,536
*Liberty Global, Ltd., Class C 12,314 136,439
*Liberty Media Corp.-Liberty
Formula One 1,872 149,180
*Liberty Media Corp.-Liberty
Formula One, Class C 15,377 1,338,107
*Lionsgate Studios Corp. 237 2,237
#*Live Nation Entertainment, Inc. 4,812 699,905
*Magnite, Inc. 6,926 100,219
Match Group, Inc. 23,622 735,825
Shares Value
COMMUNICATION SERVICES — (Continued)
*MediaAlpha, Inc., Class A 1,891 $ 19,345
Meta Platforms, Inc., Class A 88,952 63,734,108
#*Motorsport Games, Inc., Class
A 3,766 15,516
*Netflix, Inc. 138,354 11,551,175
New York Times Co. (The), Class
A 11,085 812,641
News Corp., Class A 24,800 670,344
#News Corp., Class B 9,967 309,974
Nexstar Media Group, Inc., Class
A 3,289 698,518
*Nextdoor Holdings, Inc. 19,393 38,010
Omnicom Group, Inc. 24,580 1,893,643
*Optimum Communications, Inc.,
Class A 200 306
#Paramount Skydance Corp.,
Class B 3,120 34,975
*Pinterest, Inc., Class A 44,453 983,745
*PubMatic, Inc., Class A 3,711 26,942
*QuinStreet, Inc. 6,276 83,408
*Reddit, Inc., Class A 1,944 350,445
*Reservoir Media, Inc. 3,170 23,934
*ROBLOX Corp., Class A 7,894 519,109
*Roku, Inc., Class A 3,997 380,514
Scholastic Corp. 1,900 66,443
Shutterstock, Inc. 458 9,091
Sinclair, Inc. 5,764 83,636
#Sirius XM Holdings, Inc. 13,064 265,852
*Skillz, Inc., Class A 2,704 10,005
*Snap, Inc., Class A 95,736 663,451
#*Sphere Entertainment Co. 1,412 134,860
*Spotify Technology SA 5,220 2,611,827
*Stagwell, Inc., Class A 23,395 140,604
*Starz Entertainment Corp. 14 140
*Take-Two Interactive Software,
Inc. 3,761 828,548
TEGNA, Inc. 6,008 115,113
Telephone and Data Systems,
Inc. 1,321 59,617
*Thryv Holdings, Inc. 2,867 13,790
TKO Group Holdings, Inc., Class
A 1,048 212,304
T-Mobile US, Inc. 1,747 344,526
Townsquare Media, Inc., Class A 1,561 10,256
*Trade Desk, Inc. (The), Class A 1,956 59,326
#*Travelzoo 1,355 7,927
*TripAdvisor, Inc. 10,717 142,429
Verizon Communications, Inc. 118,483 5,274,863
*Versant Media Group, Inc. 4,515 147,099
Walt Disney Co. (The) 27,773 3,132,794
*Warner Bros Discovery, Inc. 133,788 3,684,522
Warner Music Group Corp., Class
A 11,953 358,351
*Yelp, Inc., Class A 6,393 175,040
Zedge, Inc., Class B 1,041 3,238

2
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
*Ziff Davis, Inc. 3,009 $ 115,004
*ZoomInfo Technologies, Inc.,
Class A 31,115 250,476
TOTAL COMMUNICATION
SERVICES 208,351,800
CONSUMER DISCRETIONARY — (11.3%)
*1stdibs.com, Inc. 1,357 7,436
*Abercrombie & Fitch Co. 4,520 441,288
Academy Sports & Outdoors, Inc. 4,932 271,309
*Accel Entertainment, Inc., Class
A 1,158 13,097
Acushnet Holdings Corp. 4,370 423,628
*Adient PLC 6,855 142,584
ADT, Inc. 74,231 593,848
*Adtalem Global Education, Inc. 3,764 389,762
#Advance Auto Parts, Inc. 4,045 194,200
*Airbnb, Inc., Class A 16,386 2,119,857
*Amazon.com, Inc. 239,496 57,311,393
American Eagle Outfitters, Inc. 17,756 413,892
*American Public Education, Inc. 1,399 58,450
*Amesite, Inc. 3,423 6,264
*Aptiv PLC 14,469 1,096,027
Aramark 21,044 809,984
*Ark Restaurants Corp. 230 1,509
Arko Corp. 6,076 32,264
*Asbury Automotive Group, Inc. 1,695 397,494
Autoliv, Inc. 4,205 509,814
*AutoNation, Inc. 5,072 1,039,659
*AutoZone, Inc. 545 2,018,838
Bassett Furniture Industries, Inc. 1,023 16,163
Bath & Body Works, Inc. 6,622 144,360
*Beachbody Co., Inc. (The) 1,730 19,687
*Beazer Homes USA, Inc. 1,909 41,177
Best Buy Co., Inc. 23,217 1,511,427
#*Birkenstock Holding PLC 5,947 224,559
Booking Holdings, Inc. 1,285 6,427,364
*Boot Barn Holdings, Inc. 1,835 327,511
BorgWarner, Inc. 19,559 927,292
*Bright Horizons Family Solutions,
Inc. 3,530 326,984
Brunswick Corp. 2,941 235,927
Buckle, Inc. (The) 5,122 242,271
#Build-A-Bear Workshop, Inc.,
Class A 2,197 131,117
*Burlington Stores, Inc. 4,028 1,191,724
*Callaway Golf Co 9,696 139,138
*Capri Holdings, Ltd. 10,549 238,091
*CarMax, Inc. 1,408 62,712
Carriage Services, Inc., Class A 1,467 62,949
*Carvana Co., Class A 4,106 1,646,958
*Cavco Industries, Inc. 646 317,845
Century Communities, Inc. 2,768 174,329
*Champion Homes, Inc. 5,373 421,136
#Cheesecake Factory, Inc. (The) 917 53,149
*Chewy, Inc., Class A 10,044 292,381
*Chipotle Mexican Grill, Inc.,
Class A 7,268 282,507
Choice Hotels International, Inc. 1,333 137,032
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Citi Trends, Inc. 650 $ 28,048
Columbia Sportswear Co. 5,776 319,297
*Coupang, Inc., Class A 43,977 886,576
*Coursera, Inc. 24,283 147,155
#Cricut, Inc., Class A 5,076 22,690
*Crocs, Inc. 4,625 388,130
Crown Crafts, Inc. 3,506 10,343
*Culp, Inc. 2,300 8,096
D.R. Horton, Inc. 17,747 2,641,463
Dana, Inc. 6,791 196,260
*Deckers Outdoor Corp. 11,650 1,390,311
#Dick's Sporting Goods, Inc. 5,877 1,187,154
#Dillard's, Inc., Class A 1,008 612,420
Domino's Pizza, Inc. 1,154 473,521
*DoorDash, Inc., Class A 7,739 1,583,554
*Dorman Products, Inc. 2,226 276,469
*DraftKings, Inc. 1,141 31,389
#*Dream Finders Homes, Inc.,
Class A 3,815 70,158
#*Driven Brands Holdings, Inc. 11,968 186,102
*Duluth Holdings, Inc., Class B 5,200 12,532
*Duolingo, Inc., Class A 273 36,598
eBay, Inc. 27,175 2,478,903
*El Pollo Loco Holdings, Inc. 8 81
#Escalade, Inc. 12 174
*Etsy, Inc. 9,733 515,460
Expedia Group, Inc. 9,096 2,408,985
*Figs, Inc., Class A 11,938 129,050
*Five Below, Inc. 3,935 754,103
Flanigan's Enterprises, Inc. 404 13,140
Flexsteel Industries, Inc. 21 841
#*Floor & Decor Holdings, Inc.,
Class A 871 57,451
*Flutter Entertainment PLC, Class
DI 8,963 1,480,239
Ford Motor Co. 258,266 3,584,732
#*Fossil Group, Inc. 4,400 15,268
*Frontdoor, Inc. 4,101 242,410
#*GameStop Corp., Class A 29,268 698,920
Gap, Inc. (The) 41,944 1,173,593
Garmin, Ltd. 7,875 1,587,915
Garrett Motion, Inc. 16,197 292,194
General Motors Co. 66,389 5,576,676
*Genesco, Inc. 621 17,966
Gentex Corp. 4,262 98,069
*Gentherm, Inc. 1,800 57,528
Genuine Parts Co. 11,941 1,659,680
*GigaCloud Technology, Inc.,
Class A 1,207 48,196
G-III Apparel Group, Ltd. 3,017 88,549
#Gildan Activewear, Inc., Class A 459 29,826
#*Global Business Travel Group I 17,437 119,443
Gold.com, Inc., Class A 1,894 98,204
Graham Holdings Co., Class B 138 160,995
*Grand Canyon Education, Inc. 1,303 226,514
*Green Brick Partners, Inc. 3,244 225,101
Group 1 Automotive, Inc. 1,139 403,502
#*Groupon, Inc., Class A 1,524 21,565

3
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
H&R Block, Inc. 6,549 $ 258,358
#Hamilton Beach Brands Holding
Co., Class A 8 153
#Harley-Davidson, Inc. 8,748 173,210
Hasbro, Inc. 16,314 1,457,003
Home Depot, Inc. (The) 39,824 14,917,672
Hooker Furnishings Corp. 1,700 22,559
*Hovnanian Enterprises, Inc.,
Class A 440 49,566
#Installed Building Products, Inc. 989 284,970
JAKKS Pacific, Inc. 1,031 18,836
Johnson Outdoors, Inc., Class A 800 36,312
KB Home 5,568 320,383
Kohl's Corp. 8,018 140,074
#Kontoor Brands, Inc. 4,140 247,282
*Koss Corp. 2,021 8,751
#Lakeland Industries, Inc. 699 6,585
#*Lands' End, Inc. 2,320 41,203
Las Vegas Sands Corp. 13,488 711,222
*Latham Group, Inc. 8,836 55,578
*Laureate Education, Inc., Class
A 7,180 246,274
La-Z-Boy, Inc. 2,426 88,331
LCI Industries 2,309 338,707
Lear Corp. 3,800 444,942
*Legacy Education, Inc. 1,127 11,360
*Legacy Housing Corp. 1,843 38,242
Lennar Corp., Class A 10,278 1,123,899
#Lennar Corp., Class B 870 88,096
Levi Strauss & Co., Class A 9,337 185,620
*LGI Homes, Inc. 1,699 85,137
*Liberty Live Holdings, Inc., Class
A 5 402
*Liberty Live Holdings, Inc., Class
C 1,740 143,689
*Lincoln Educational Services
Corp. 4,725 125,969
Lithia Motors, Inc., Class A 3,349 1,083,201
LKQ Corp. 16,814 552,340
#*Lovesac Co. (The) 1,661 22,125
Lowe's Cos., Inc. 15,676 4,186,433
*Lululemon Athletica, Inc. 11,383 1,986,334
Macy's, Inc. 27,400 548,548
*Malibu Boats, Inc., Class A 2,421 78,683
Marine Products Corp. 2,020 19,513
*MarineMax, Inc. 1,978 53,465
*MasterCraft Boat Holdings, Inc. 895 19,269
*Mattel, Inc. 18,639 389,369
#Matthews International Corp.,
Class A 2,500 65,725
McDonald's Corp. 20,183 6,357,645
*MGM Resorts International 9,695 325,170
#*Mister Car Wash, Inc. 15,117 83,899
#*Mobileye Global, Inc., Class A 8,255 74,130
Monro, Inc. 3,300 61,776
*Motorcar Parts of America, Inc. 1,422 17,675
Movado Group, Inc. 2,100 47,880
*National Vision Holdings, Inc. 8,504 224,080
NIKE, Inc., Class B 35,669 2,204,701
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*NVR, Inc. 301 $ 2,298,355
*Ollie's Bargain Outlet Holdings,
Inc. 3,694 407,485
OneSpaWorld Holdings, Ltd. 3,335 65,533
*O'Reilly Automotive, Inc. 11,459 1,127,680
#Papa John's International, Inc. 1,773 62,356
Penske Automotive Group, Inc. 5,869 920,201
Perdoceo Education Corp. 3,032 97,115
*Petco Health & Wellness Co.,
Inc., Class A 22,328 60,062
Phinia, Inc. 4,033 287,029
*Planet Fitness, Inc., Class A 2,578 234,701
Polaris, Inc. 4,016 256,381
Pool Corp. 338 85,882
PulteGroup, Inc. 15,548 1,944,899
*Pursuit Attractions and
Hospitality, Inc. 164 5,696
#PVH Corp. 4,745 295,898
Ralph Lauren Corp., Class A 3,809 1,346,139
*Rave Restaurant Group, Inc. 2,684 8,965
*Revolve Group, Inc., Class A 2,505 69,263
#*Rivian Automotive, Inc., Class A 42,725 630,194
Rocky Brands, Inc. 346 11,138
Ross Stores, Inc. 18,374 3,466,255
#*Sabre Corp. 33,635 43,726
*Sally Beauty Holdings, Inc. 13,571 206,551
#*Savers Value Village, Inc. 2,193 22,719
Service Corp. International 5,792 465,851
#*SharkNinja, Inc. 17,604 2,080,793
Shoe Carnival, Inc. 1,753 33,412
Signet Jewelers, Ltd. 5,144 474,637
#*Solid Power, Inc. 5,634 25,240
Somnigroup International, Inc. 15,712 1,380,299
Sonic Automotive, Inc., Class A 2,177 130,533
*Sonos, Inc. 12,966 186,062
*Sportsman's Warehouse
Holdings, Inc. 5,900 8,083
Standard Motor Products, Inc. 1,662 66,364
Steven Madden, Ltd. 6,012 263,807
*Stitch Fix, Inc., Class A 10,938 52,502
*Stoneridge, Inc. 6,300 41,454
Strategic Education, Inc. 1,104 93,862
*Strattec Security Corp. 312 24,685
*Stride, Inc. 1,003 84,854
#Superior Group of Cos., Inc. 8 80
*Sypris Solutions, Inc. 3,185 11,148
Tandy Leather Factory, Inc. 1,360 3,876
Tapestry, Inc. 12,799 1,624,321
*Taylor Morrison Home Corp.,
Class A 14,906 908,521
*Tesla, Inc. 45,837 19,728,703
Texas Roadhouse, Inc., Class A 910 163,673
#Thor Industries, Inc. 4,612 515,944
TJX Cos., Inc. (The) 34,075 5,104,776
Toll Brothers, Inc. 8,933 1,290,729
*TopBuild Corp. 1,296 606,593
Tractor Supply Co. 20,760 1,056,269
Travel + Leisure Co. 2,250 156,465
*Tri Pointe Homes, Inc. 12,292 409,938

4
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Ulta Beauty, Inc. 4,247 $ 2,749,338
#*Under Armour, Inc., Class A 361 2,227
*Universal Technical Institute, Inc. 3,787 105,392
Upbound Group, Inc. 3,212 60,707
*Urban Outfitters, Inc. 7,016 497,084
*Valvoline, Inc. 8,924 291,993
VF Corp. 32,804 642,630
*Victoria's Secret & Co. 8,393 457,502
*Vince Holding Corp. 1,613 4,355
Visteon Corp. 2,708 246,049
*Warby Parker, Inc., Class A 6,465 164,922
#*Wayfair, Inc., Class A 9,956 1,030,346
Weyco Group, Inc. 403 12,743
#Whirlpool Corp. 2,006 160,460
Williams-Sonoma, Inc. 11,353 2,323,391
#Wingstop, Inc. 1,745 463,175
Winmark Corp. 211 95,096
Winnebago Industries, Inc. 344 15,793
*YETI Holdings, Inc. 10,889 497,736
Yum! Brands, Inc. 8,599 1,337,145
*Zumiez, Inc. 1,108 27,268
TOTAL CONSUMER
DISCRETIONARY 220,867,321
CONSUMER STAPLES — (4.4%)
#Albertsons Cos., Inc., Class A 33,327 554,895
Andersons, Inc. (The) 2,864 177,539
Archer-Daniels-Midland Co. 767 51,627
*AXIL Brands, Inc. 1,389 9,459
#B&G Foods, Inc. 10,448 45,658
*BellRing Brands, Inc. 5,440 135,293
*BJ's Wholesale Club Holdings,
Inc. 13,622 1,259,218
*Boston Beer Co., Inc. (The),
Class A 300 64,086
#Brown-Forman Corp., Class B 11,935 326,661
Bunge Global SA 10,883 1,239,356
Calavo Growers, Inc. 1,445 36,761
#Campbell's Co. (The) 9,208 257,640
Casey's General Stores, Inc. 2,586 1,568,409
*Celsius Holdings, Inc. 39 2,047
*Central Garden & Pet Co. 670 22,666
*Central Garden & Pet Co., Class
A 4,088 125,379
*Chefs' Warehouse, Inc. (The) 3,438 216,250
Church & Dwight Co., Inc. 17,575 1,691,594
Clorox Co. (The) 5,990 675,612
Coca-Cola Co. (The) 130,786 9,784,101
Coca-Cola Consolidated, Inc. 3,449 524,455
Colgate-Palmolive Co. 29,206 2,637,010
Constellation Brands, Inc., Class
A 4,412 691,360
Dollar General Corp. 14,096 2,021,789
*Dollar Tree, Inc. 14,898 1,751,856
Edgewell Personal Care Co. 2,774 53,982
#*elf Beauty, Inc. 4,367 371,151
Estee Lauder Cos., Inc. (The),
Class A 14,110 1,626,601
#*FitLife Brands, Inc. 780 12,402
Shares Value
CONSUMER STAPLES — (Continued)
*Freshpet, Inc. 2,555 $ 178,083
General Mills, Inc. 36,585 1,692,422
#*Grocery Outlet Holding Corp. 8,227 78,403
*Herbalife, Ltd. 11,144 192,123
#Hershey Co. (The) 7,568 1,473,868
*HF Foods Group, Inc. 3,200 6,112
#*Honest Co., Inc. (The) 11,392 28,138
Ingles Markets, Inc., Class A 640 47,910
Interparfums, Inc. 3,552 346,569
J&J Snack Foods Corp. 1,384 131,480
J.M. Smucker Co. (The) 8,783 920,985
John B. Sanfilippo & Son, Inc. 363 29,367
Kenvue, Inc. 106,881 1,859,729
Keurig Dr Pepper, Inc. 54,958 1,508,047
Kraft Heinz Co. (The) 45,203 1,073,119
Kroger Co. (The) 49,580 3,116,103
*Laird Superfood, Inc. 2,327 7,237
#Lifevantage Corp. 1,494 7,918
*Lifeway Foods, Inc. 458 10,090
*Mama's Creations, Inc. 2,731 41,238
*Mannatech, Inc. 350 2,649
*Maplebear, Inc. 21,056 782,441
Marzetti Co. (The) 1,169 200,565
McCormick & Co., Inc. 22,295 1,378,500
McCormick & Co., Inc. 4 247
*Mission Produce, Inc. 6,698 90,155
Mondelez International, Inc.,
Class A 37,234 2,177,072
*Monster Beverage Corp. 63,489 5,127,372
*National Beverage Corp. 2,471 84,212
*Natural Alternatives International,
Inc. 126 517
Natural Grocers by Vitamin
Cottage, Inc. 2,009 54,886
*Nature's Sunshine Products, Inc. 1,930 48,675
Nu Skin Enterprises, Inc., Class A 2,509 26,620
PepsiCo, Inc. 26,963 4,142,326
PriceSmart, Inc. 2,445 347,703
Procter & Gamble Co. (The) 52,244 7,929,072
*Seneca Foods Corp., Class B 117 13,829
*Simply Good Foods Co. (The) 14,119 265,014
Spectrum Brands Holdings, Inc. 2,177 138,697
*Sprouts Farmers Market, Inc. 5,806 411,703
Sysco Corp. 31,392 2,632,219
Target Corp. 23,014 2,427,287
#Tootsie Roll Industries, Inc. 8 303
*United Natural Foods, Inc. 7,650 284,809
*US Foods Holding Corp. 20,921 1,749,414
Utz Brands, Inc. 348 3,668
Village Super Market, Inc., Class
A 4 143
*Vita Coco Co., Inc. (The) 1,661 88,614
#*Vital Farms, Inc. 3,217 91,524
Walmart, Inc. 116,850 13,921,509
WD-40 Co. 1,128 260,827
Weis Markets, Inc. 2,364 168,199
*Zevia PBC, Class A 327 605
TOTAL CONSUMER STAPLES 85,535,174

5
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
ENERGY — (1.7%)
Archrock, Inc. 24,157 $ 714,806
Baker Hughes Co., Class A 79,229 4,439,993
*Bristow Group, Inc. 3,203 140,804
Cactus, Inc., Class A 4,369 245,669
#*Centrus Energy Corp., Class A 1,209 336,441
Cheniere Energy, Inc. 436 92,223
*Clean Energy Fuels Corp. 11,657 25,645
Core Laboratories, Inc. 6,075 118,705
*DMC Global, Inc. 6,800 58,480
*Drilling Tools International Corp. 5,778 21,956
Energy Services of America Corp. 8 72
*Expro Group Holdings NV 15,847 253,710
*Forum Energy Technologies, Inc. 1,165 52,705
#*Geospace Technologies Corp. 805 12,445
Halliburton Co. 56,054 1,878,930
*Helix Energy Solutions Group,
Inc. 6,319 50,173
HF Sinclair Corp. 9,594 498,792
*Innovex International, Inc. 5,267 130,885
Kodiak Gas Services, Inc. 15,305 642,963
Marathon Petroleum Corp. 11,399 2,008,390
*National Energy Services
Reunited Corp. 3,645 71,734
Natural Gas Services Group, Inc. 1,335 46,244
*NCS Multistage Holdings, Inc. 503 20,060
Noble Corp. PLC 3,301 117,582
NOV, Inc. 36,441 668,692
*Oceaneering International, Inc. 17,046 513,085
*Oil States International, Inc. 6,900 58,443
ONEOK, Inc. 5,892 466,587
Patterson-UTI Energy, Inc. 21,573 162,445
PBF Energy, Inc., Class A 4,700 157,262
Phillips 66 13,225 1,898,581
*ProPetro Holding Corp. 18,820 216,242
Ranger Energy Services, Inc.,
Class A 1,700 26,214
*REX American Resources Corp. 3,382 114,345
#RPC, Inc. 8,825 58,686
*Seadrill, Ltd. 2,629 101,164
Select Water Solutions, Inc.,
Class A 7,607 91,969
SLB, Ltd. 116,329 5,627,997
Smart Sand, Inc. 4,768 22,171
Solaris Energy Infrastructure, Inc.,
Class A 5,362 295,929
*Stabilis Solutions, Inc. 516 2,869
TechnipFMC PLC 58,468 3,257,837
*TETRA Technologies, Inc. 14,663 167,158
#Texas Pacific Land Corp. 4,989 1,737,968
*Transocean, Ltd. 21,929 108,987
*Uranium Energy Corp. 27,061 466,532
Valero Energy Corp. 19,757 3,584,512
Weatherford International PLC 11,090 1,043,347
World Kinect Corp. 11,221 301,957
TOTAL ENERGY 33,130,386
FINANCIALS — (17.1%)
1st Source Corp. 1,108 74,602
Acadian Asset Management, Inc. 1,798 99,645
Shares Value
FINANCIALS — (Continued)
ACNB Corp. 384 $ 19,400
Affiliated Managers Group, Inc. 4,289 1,342,843
Affinity Bancshares, Inc. 4 81
*Affirm Holdings, Inc., Class A 16,485 994,046
Aflac, Inc. 38,282 4,247,388
Alerus Financial Corp. 740 18,219
Allstate Corp. (The) 13,448 2,676,018
Ally Financial, Inc. 22,936 969,734
Amalgamated Financial Corp. 4,106 159,477
Amerant Bancorp, Inc., Class A 1,692 36,716
American Coastal Insurance
Corp. 1,985 21,934
American Express Co. 19,738 6,951,131
American Financial Group, Inc. 7,084 922,833
American International Group,
Inc. 39,333 2,945,255
Ameriprise Financial, Inc. 6,480 3,416,191
Ameris Bancorp 5,267 424,626
AMERISAFE, Inc. 1,278 48,066
AmeriServ Financial, Inc. 1,301 4,293
Ames National Corp. 280 7,308
Aon PLC, Class A 9,955 3,480,666
Apollo Global Management, Inc. 23,829 3,205,954
*Arch Capital Group, Ltd. 30,325 2,912,413
#Ares Management Corp., Class
A 4,963 742,812
Arrow Financial Corp. 582 19,677
Arthur J. Gallagher & Co. 7,825 1,951,320
Artisan Partners Asset
Management, Inc., Class A 6,846 304,784
Associated Banc-Corp. 5,046 137,554
Assurant, Inc. 5,375 1,279,949
Assured Guaranty, Ltd. 3,804 322,769
Atlantic Union Bankshares Corp. 7,098 275,686
*Atlanticus Holdings Corp. 1,165 60,149
Axis Capital Holdings, Ltd. 12,805 1,321,220
*Axos Financial, Inc. 2,526 250,049
#*Baldwin Insurance Group, Inc.
(The), Class A 1,311 28,737
Banc of California, Inc. 10,154 202,877
BancFirst Corp. 1,283 141,066
*Bancorp, Inc. (The) 4,857 288,700
Bank First Corp. 360 50,234
Bank of America Corp. 178,620 9,502,584
Bank of Hawaii Corp. 2,991 223,667
Bank of Marin Bancorp 1,434 38,503
Bank of New York Mellon Corp.
(The) 30,460 3,652,763
Bank of NT Butterfield & Son, Ltd.
(The) 3,217 166,641
Bank of the James Financial
Group, Inc. 1,312 24,797
Bank OZK 5,037 239,560
Bank7 Corp. 4 178
BankUnited, Inc. 2,941 139,609
Bankwell Financial Group, Inc. 431 20,770
Banner Corp. 2,318 143,345
Bar Harbor Bankshares 608 20,617
BCB Bancorp, Inc. 1,278 10,083

6
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Beacon Financial Corp. 6,302 $ 178,662
BGC Group, Inc., Class A 26,021 237,051
Blackrock, Inc. 3,297 3,689,145
Blackstone, Inc. 14,582 2,076,768
*Block, Inc., Class A 28,410 1,716,816
*Blue Foundry Bancorp 1,456 19,146
Blue Ridge Bankshares, Inc. 4,172 17,731
BOK Financial Corp. 3,450 448,293
*Bowhead Specialty Holdings,
Inc. 1,028 25,248
Bread Financial Holdings, Inc. 5,853 424,577
*Bridgewater Bancshares, Inc. 1,697 32,599
*Brighthouse Financial, Inc. 9,587 614,143
*Broadway Financial Corp. 1,646 13,464
Brown & Brown, Inc. 6,221 448,534
Burke & Herbert Financial
Services Corp. 261 17,090
Business First Bancshares, Inc. 1,429 40,255
*BV Financial, Inc. 1,037 19,827
Byline Bancorp, Inc. 1,981 63,253
C&F Financial Corp. 240 18,072
Cadence Bank 9,282 390,865
California Bancorp 1,993 35,854
Camden National Corp. 476 22,643
Capital Bancorp, Inc. 4 123
Capital City Bank Group, Inc. 600 25,056
Capital One Financial Corp. 19,087 4,178,717
Capitol Federal Financial, Inc. 8,171 59,485
Carlyle Group, Inc. (The) 27,436 1,612,688
*Carter Bankshares, Inc. 1,073 22,973
Cass Information Systems, Inc. 539 24,233
Cathay General Bancorp 3,453 176,725
CB Financial Services, Inc. 426 15,264
Cboe Global Markets, Inc. 6,638 1,759,468
CF Bankshares, Inc. 4 116
Charles Schwab Corp. (The) 42,996 4,468,144
Chemung Financial Corp. 377 22,910
ChoiceOne Financial Services,
Inc. 828 23,755
Chubb, Ltd. 11,718 3,627,424
Cincinnati Financial Corp. 10,911 1,755,471
Citigroup, Inc. 46,413 5,370,448
Citizens & Northern Corp. 814 18,527
Citizens Community Bancorp, Inc. 4 73
Citizens Financial Group, Inc. 32,699 2,059,383
Citizens Financial Services, Inc. 53 3,352
#*Citizens, Inc., Class A 24 133
City Holding Co. 1,163 143,154
Civista Bancshares, Inc. 920 22,200
CME Group, Inc., Class A 7,696 2,224,606
CNB Financial Corp. 587 16,260
CNO Financial Group, Inc. 6,659 280,011
*Coastal Financial Corp. 577 55,265
Cohen & Steers, Inc. 3,306 212,444
*Coinbase Global, Inc., Class A 3,090 601,747
Colony Bankcorp, Inc. 794 15,451
Columbia Banking System, Inc. 8,334 245,353
#*Columbia Financial, Inc. 3,279 53,349
Shares Value
FINANCIALS — (Continued)
#Comerica, Inc. 4,884 $ 433,064
Commerce Bancshares, Inc. 7,934 417,646
Community Financial System, Inc. 4,579 286,188
Community Trust Bancorp, Inc. 713 43,992
Community West Bancshares 1,325 31,760
ConnectOne Bancorp, Inc. 2,187 58,218
*Consumer Portfolio Services,
Inc. 4 35
Corebridge Financial, Inc. 66,831 2,060,400
Crawford & Co., Class A 1,947 21,125
Crawford & Co., Class B 8 82
#*Credit Acceptance Corp. 648 322,860
Cullen/Frost Bankers, Inc. 2,477 341,380
*Customers Bancorp, Inc. 2,510 198,340
CVB Financial Corp. 9,776 192,685
Diamond Hill Investment Group,
Inc. 262 44,894
Dime Community Bancshares,
Inc. 1,876 63,822
Donegal Group, Inc., Class A 1,258 23,487
*Donnelley Financial Solutions,
Inc. 1,238 64,067
Eagle Bancorp Montana, Inc. 1,062 23,056
Eagle Bancorp, Inc. 1,404 37,571
Eagle Financial Services, Inc. 342 13,102
East West Bancorp, Inc. 5,229 598,407
Eastern Bankshares, Inc. 12,487 255,796
*eHealth, Inc. 8 23
Employers Holdings, Inc. 3,954 172,473
Enact Holdings, Inc. 7,758 308,536
*Encore Capital Group, Inc. 2,481 136,951
*Enova International, Inc. 1,477 243,956
Enterprise Financial Services
Corp. 1,631 93,538
Equitable Holdings, Inc. 33,161 1,538,670
Equity Bancshares, Inc., Class A 800 36,896
#Erie Indemnity Co., Class A 3,086 873,369
#Esquire Financial Holdings, Inc. 334 35,614
Essent Group, Ltd. 16,135 1,015,214
Evercore, Inc., Class A 2,397 846,788
Everest Group, Ltd. 5,223 1,730,275
EVERTEC, Inc. 980 29,410
*EZCORP, Inc., Class A 3,654 78,378
F&G Annuities & Life, Inc. 5,011 147,774
FactSet Research Systems, Inc. 215 54,687
Farmers & Merchants Bancorp,
Inc. 569 15,266
Farmers National Banc Corp. 2,113 27,427
*FB Bancorp, Inc. 874 11,327
FB Financial Corp. 2,648 152,339
Federal Agricultural Mortgage
Corp., Class A 91 11,800
Federal Agricultural Mortgage
Corp., Class C 1,350 228,555
Federated Hermes, Inc., Class B 7,011 373,546
Fidelis Insurance Holdings, Ltd. 10,670 203,157
Fidelity National Financial, Inc. 36,195 1,968,646
Fidelity National Information
Services, Inc. 15,369 849,137

7
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
*Fifth District Bancorp, Inc. 753 $ 11,340
#Fifth Third Bancorp 12,866 646,131
*Finance Of America Cos, Inc.,
Class A 636 14,812
Financial Institutions, Inc. 1,200 39,528
Finward Bancorp 552 20,228
*Finwise Bancorp 1,164 20,382
First American Financial Corp. 9,193 580,814
First Bancorp 2,551 147,779
First Bancorp 10,505 232,371
First Bancorp, Inc. (The) 625 17,094
First Bank 934 15,579
First Busey Corp. 5,097 125,641
First Business Financial Services,
Inc. 300 17,196
First Capital, Inc. 209 12,314
First Citizens BancShares, Inc.,
Class A 313 647,775
First Commonwealth Financial
Corp. 6,529 117,718
First Community Bankshares, Inc. 808 29,104
First Financial Bancorp 6,281 180,516
First Financial Bankshares, Inc. 5,151 163,905
First Financial Corp. 636 41,442
*First Foundation, Inc. 2,500 15,700
First Hawaiian, Inc. 7,880 209,214
First Horizon Corp. 20,097 492,176
First Internet Bancorp 751 16,364
First Interstate BancSystem, Inc.,
Class A 6,006 213,033
First Merchants Corp. 4,372 173,831
First Mid Bancshares, Inc. 1,283 54,014
First National Corp. 617 16,258
First Northwest Bancorp 304 3,171
First Savings Financial Group,
Inc. 511 17,364
First United Corp. 414 15,869
First US Bancshares, Inc. 614 8,995
*First Western Financial, Inc. 548 13,782
FirstCash Holdings, Inc. 2,101 358,221
*Firstsun Capital Bancorp 2,199 86,817
Five Star Bancorp 539 21,355
Flagstar Bank NA 16,520 218,394
Flushing Financial Corp. 1,612 25,453
*Flywire Corp. 3,744 47,174
FNB Corp. 17,500 307,125
Franklin Resources, Inc. 29,473 784,571
FS Bancorp, Inc. 420 17,632
Fulton Financial Corp. 12,282 253,623
FVCBankcorp, Inc. 109 1,650
GCM Grosvenor, Inc., Class A 1,673 18,938
*Genworth Financial, Inc., Class A 57,554 480,000
German American Bancorp, Inc. 1,787 75,179
Glacier Bancorp, Inc. 4,880 247,318
Global Payments, Inc. 7,370 528,724
Globe Life, Inc. 9,263 1,298,858
*GoHealth, Inc., Class A 2,003 4,326
Goldman Sachs Group, Inc. (The) 12,616 11,801,133
Shares Value
FINANCIALS — (Continued)
*Goosehead Insurance, Inc.,
Class A 557 $ 34,445
Great Southern Bancorp, Inc. 504 30,936
*Green Dot Corp., Class A 2,879 35,066
*Greenlight Capital Re, Ltd.,
Class A 3,824 53,039
*Hagerty, Inc., Class A 1,173 14,792
*Hamilton Insurance Group, Ltd.,
Class B 6,768 187,812
#Hamilton Lane, Inc., Class A 3,116 440,104
Hancock Whitney Corp. 1,146 78,845
Hanmi Financial Corp. 762 20,246
Hanover Bancorp, Inc. 411 9,494
Hanover Insurance Group, Inc.
(The) 4,651 809,925
Hartford Insurance Group, Inc.
(The) 29,409 3,971,980
Hawthorn Bancshares, Inc. 732 25,920
HBT Financial, Inc. 1,590 42,898
HCI Group, Inc. 1,264 200,559
Hennessy Advisors, Inc. 375 3,840
Heritage Commerce Corp. 3,000 38,190
Heritage Financial Corp. 1,506 38,870
*Heritage Global, Inc. 3,670 5,028
*Heritage Insurance Holdings, Inc. 3,414 89,003
*Hippo Holdings, Inc. 1,615 48,127
Home Bancorp, Inc. 298 17,788
Home BancShares, Inc. 11,368 328,535
#Home Federal Bancorp, Inc. of
Louisiana 810 14,766
HomeTrust Bancshares, Inc. 792 34,151
Hope Bancorp, Inc. 6,603 79,104
Horace Mann Educators Corp. 6,445 288,800
Horizon Bancorp, Inc. 1,920 33,830
Houlihan Lokey, Inc., Class A 3,312 557,476
Huntington Bancshares, Inc. 54,913 959,879
IF Bancorp, Inc. 400 10,848
Independent Bank Corp. 522 18,348
Independent Bank Corp. 2,038 164,630
Interactive Brokers Group, Inc.,
Class A 8,350 625,248
Intercontinental Exchange, Inc. 14,035 2,439,002
International Bancshares Corp. 3,059 213,029
Invesco, Ltd. 57,293 1,563,526
Investar Holding Corp. 685 19,488
Investors Title Co. 79 20,494
Isabella Bank Corp. 313 15,080
Jackson Financial, Inc., Class A 6,869 816,862
James River Group Holdings, Inc. 3,561 23,894
Janus Henderson Group PLC 14,264 686,526
Jefferies Financial Group, Inc. 13,840 846,731
JPMorgan Chase & Co. 97,995 29,975,691
Kearny Financial Corp. 3,897 30,358
Kemper Corp. 6,271 247,140
*Kentucky First Federal Bancorp 3,047 13,742
*Kestrel Group, Ltd. 177 2,101
KeyCorp 80,680 1,736,234
Kingstone Cos., Inc. 2,889 44,635
#Kinsale Capital Group, Inc. 2,101 831,744

8
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
KKR & Co., Inc. 17,191 $ 1,964,244
Lake Shore Bancorp, Inc. 10 153
Lakeland Financial Corp. 1,666 99,294
Landmark Bancorp, Inc. 229 6,181
Lazard, Inc., Class A 10,614 570,184
*LendingClub Corp. 11,014 186,247
#Lincoln National Corp. 29,197 1,214,887
LINKBANCORP, Inc. 1,833 16,039
Live Oak Bancshares, Inc. 2,672 106,773
LPL Financial Holdings, Inc. 8,200 2,988,900
M&T Bank Corp. 5,985 1,326,096
Magyar Bancorp, Inc. 105 1,850
MainStreet Bancshares, Inc. 585 12,525
*Markel Group, Inc. 36 73,463
MarketAxess Holdings, Inc. 2,997 507,182
MarketWise, Inc. 777 12,859
Marsh & McLennan Cos., Inc. 16,642 3,131,858
Mastercard, Inc., Class A 25,932 13,971,902
Mechanics Bancorp 1,659 24,868
Mercantile Bank Corp. 682 35,450
Merchants Bancorp 3,424 141,959
Mercury General Corp. 4,894 428,665
Meridian Corp. 1,098 20,785
MetLife, Inc. 66,623 5,255,222
Metrocity Bankshares, Inc. 1,337 37,663
Metropolitan Bank Holding Corp. 602 55,745
MGIC Investment Corp. 17,185 462,620
Mid Penn Bancorp, Inc. 540 17,815
Middlefield Banc Corp. 169 5,668
Midland States Bancorp, Inc. 1,012 23,124
MidWestOne Financial Group,
Inc. 562 26,032
Moelis & Co., Class A 5,372 385,011
Moody's Corp. 6,383 3,290,820
Morgan Stanley 42,878 7,838,098
Morningstar, Inc. 1,779 359,518
MSCI, Inc., Class A 4,293 2,615,381
MVB Financial Corp. 504 14,233
Nasdaq, Inc. 23,162 2,244,166
National Bank Holdings Corp.,
Class A 2,174 87,351
National Bankshares, Inc. 318 11,578
#Navient Corp. 10,428 102,299
#NB Bancorp, Inc. 1,284 27,889
NBT Bancorp, Inc. 3,672 163,147
*NCR Atleos Corp. 1 37
Nelnet, Inc., Class A 833 109,873
*NerdWallet, Inc., Class A 7,534 90,860
*NI Holdings, Inc. 720 9,806
Nicolet Bankshares, Inc. 870 127,003
*NMI Holdings, Inc., Class A 10,013 387,703
Northeast Bank 263 30,306
Northeast Community Bancorp,
Inc. 8 189
Northern Trust Corp. 10,282 1,536,439
Northfield Bancorp, Inc. 2,424 29,864
Northwest Bancshares, Inc. 9,083 116,989
Norwood Financial Corp. 1,047 31,860
Shares Value
FINANCIALS — (Continued)
OceanFirst Financial Corp. 2,956 $ 55,425
*Octave Specialty Group, Inc. 5,200 29,484
OFG Bancorp 2,001 80,640
Ohio Valley Banc Corp. 4 165
*Old Market Capital Corp. 110 392
#Old National Bancorp 21,262 519,431
Old Republic International Corp. 26,119 1,023,081
Old Second Bancorp, Inc. 1,295 25,693
OneMain Holdings, Inc., Class A 9,102 596,545
*Onity Group, Inc. 4 181
OP Bancorp 202 2,824
*Open Lending Corp. 5,919 10,595
*Oportun Financial Corp. 2,843 15,409
Oppenheimer Holdings, Inc.,
Class A 620 52,099
OppFi, Inc. 1,115 10,615
*OptimumBank Holdings, Inc. 2,960 13,942
Orange County Bancorp, Inc. 214 6,595
Origin Bancorp, Inc. 1,701 72,854
Orrstown Financial Services, Inc. 694 24,998
*Oscar Health, Inc., Class A 14,514 208,276
*Oxbridge Re Holdings, Ltd. 1,049 1,101
*Palomar Holdings, Inc. 2,660 328,749
Park National Corp. 621 101,186
Parke Bancorp, Inc. 795 21,711
Pathfinder Bancorp, Inc. 214 2,928
Pathward Financial, Inc. 2,717 245,318
*Payoneer Global, Inc. 31,874 203,675
PayPal Holdings, Inc. 79,876 4,208,666
#*Paysafe, Ltd. 3,389 23,249
*Paysign, Inc. 8 33
PCB Bancorp 600 13,464
Peapack-Gladstone Financial
Corp. 808 25,630
PennyMac Financial Services,
Inc. 4,203 419,964
Peoples Bancorp of North
Carolina, Inc. 810 29,670
Peoples Bancorp, Inc. 1,582 51,447
Peoples Financial Services Corp. 389 20,267
Perella Weinberg Partners, Class
A 3,945 88,013
Pinnacle Financial Partners, Inc. 5,946 565,405
*Pioneer Bancorp, Inc. 968 13,697
#Piper Sandler Cos. 1,016 351,892
PJT Partners, Inc., Class A 916 158,495
Plumas Bancorp 264 13,229
PNC Financial Services Group,
Inc. (The) 7,010 1,565,333
*Ponce Financial Group, Inc. 4 67
Popular, Inc. 3,149 420,486
*PRA Group, Inc. 2,600 33,254
Preferred Bank/Los Angeles CA 591 50,690
#Primerica, Inc. 3,775 992,976
Primis Financial Corp. 1,105 14,895
Princeton Bancorp, Inc. 399 14,456
Principal Financial Group, Inc. 19,710 1,866,931
#*Priority Technology Holdings,
Inc. 3,003 17,748

9
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
*ProAssurance Corp. 3,813 $ 92,351
PROG Holdings, Inc. 6,535 211,995
Progressive Corp. (The) 21,743 4,522,544
Prosperity Bancshares, Inc. 4,382 302,402
Provident Financial Holdings, Inc. 846 13,671
Provident Financial Services, Inc. 9,669 214,072
Prudential Financial, Inc. 28,488 3,165,302
QCR Holdings, Inc. 709 63,994
Radian Group, Inc. 6,480 213,192
Raymond James Financial, Inc. 8,949 1,484,281
RBB Bancorp 714 14,808
Red River Bancshares, Inc. 313 25,998
Regions Financial Corp. 29,364 836,874
Reinsurance Group of America,
Inc. 8,257 1,674,107
RenaissanceRe Holdings, Ltd. 6,835 1,925,420
Renasant Corp. 6,497 245,002
Republic Bancorp, Inc., Class A 938 68,108
*Rhinebeck Bancorp, Inc. 1 12
Richmond Mutual Bancorp, Inc. 4 56
Riverview Bancorp, Inc. 1,843 9,528
RLI Corp. 10,218 597,038
*Robinhood Markets, Inc., Class
A 61,279 6,096,035
Rocket Cos., Inc., Class A 4,497 80,631
S&P Global, Inc. 6,784 3,580,527
S&T Bancorp, Inc. 2,731 116,450
Safety Insurance Group, Inc. 1,965 154,646
SB Financial Group, Inc. 539 12,305
Seacoast Banking Corp. of
Florida 2,694 90,087
*Security National Financial
Corp., Class A 1,926 16,987
SEI Investments Co. 8,547 750,854
Selective Insurance Group, Inc. 5,443 457,647
*Selectquote, Inc. 5,117 7,266
ServisFirst Bancshares, Inc. 2,555 209,127
Shore Bancshares, Inc. 1,531 29,043
#*Siebert Financial Corp. 2,717 8,070
Sierra Bancorp 1,100 38,951
Silvercrest Asset Management
Group, Inc., Class A 20 295
Simmons First National Corp.,
Class A 9,808 199,397
*SiriusPoint, Ltd. 21,091 430,467
*Skyward Specialty Insurance
Group, Inc. 6,423 286,594
#SLM Corp. 32,715 888,212
SmartFinancial, Inc. 513 20,479
#*SoFi Technologies, Inc. 74,337 1,695,627
Sound Financial Bancorp, Inc. 211 9,263
South Plains Financial, Inc. 425 17,706
*Southern First Bancshares, Inc. 356 19,559
Southern Missouri Bancorp, Inc. 545 34,101
Southside Bancshares, Inc. 730 23,499
SOUTHSTATE BANK Corp. 5,581 571,104
SR Bancorp, Inc. 844 14,044
State Street Corp. 11,400 1,491,804
Stellar Bancorp, Inc. 3,062 113,723
Shares Value
FINANCIALS — (Continued)
*Sterling Bancorp, Inc. 1,366 $ –
Stewart Information Services
Corp. 3,689 248,749
Stifel Financial Corp. 6,016 741,773
Stock Yards Bancorp, Inc. 2,740 185,471
*StoneX Group, Inc. 4,095 459,705
*Summit State Bank 557 7,620
SWK Holdings Corp. 4 70
Synchrony Financial 22,817 1,657,199
T. Rowe Price Group, Inc. 13,867 1,465,465
*Texas Capital Bancshares, Inc. 2,396 242,403
#TFS Financial Corp. 5,372 75,611
*Third Coast Bancshares, Inc. 519 21,051
Timberland Bancorp, Inc. 411 16,004
Tiptree, Inc. 3,896 69,661
*Toast, Inc., Class A 17,543 545,763
Tompkins Financial Corp. 896 71,788
Towne Bank 4,792 167,720
TPG, Inc., Class A 3,731 219,793
Tradeweb Markets, Inc., Class A 4,814 496,179
Travelers Cos., Inc. (The) 23,728 6,750,853
TriCo Bancshares 1,866 92,964
*Triumph Financial, Inc. 1,183 74,635
Truist Financial Corp. 34,274 1,762,369
#*Trupanion, Inc. 3,259 104,255
TrustCo Bank Corp. 912 39,581
Trustmark Corp. 2,751 116,973
*TWFG, Inc., Class A 1,116 27,889
UMB Financial Corp. 4,967 631,504
Union Bankshares, Inc. 409 10,180
United Bancorp, Inc. 808 11,231
United Bankshares, Inc. 5,146 217,830
United Community Banks, Inc. 4,694 161,614
United Fire Group, Inc. 2,163 77,738
United Security Bancshares 1,443 15,498
Universal Insurance Holdings, Inc. 2,710 82,520
Univest Financial Corp. 1,526 50,572
Unum Group 14,482 1,100,198
US Bancorp 32,193 1,806,349
USCB Financial Holdings, Inc. 1,000 18,850
Valley National Bancorp 39,094 487,111
*Velocity Financial, Inc. 2,524 51,212
Victory Capital Holdings, Inc.,
Class A 6,930 488,773
Virginia National Bankshares
Corp. 4 164
Virtu Financial, Inc., Class A 7,176 297,876
Virtus Investment Partners, Inc. 712 116,234
Visa, Inc., Class A 48,804 15,706,591
Voya Financial, Inc. 9,859 755,791
W. R. Berkley Corp. 15,711 1,077,460
WaFd, Inc. 10,650 347,403
Walker & Dunlop, Inc. 2,705 170,117
Washington Trust Bancorp, Inc. 800 27,496
Waterstone Financial, Inc. 1,600 29,264
Webster Financial Corp. 12,514 823,046
Wells Fargo & Co. 59,438 5,378,545
WesBanco, Inc. 4,514 159,299

10
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
West Bancorp, Inc. 4 $ 95
Westamerica Bancorp 2,180 110,264
Western Alliance Bancorp 6,005 535,346
Western New England Bancorp,
Inc. 2,200 29,546
#Western Union Co. (The) 27,551 258,153
Westwood Holdings Group, Inc. 800 14,648
*WEX, Inc. 4,180 643,302
White Mountains Insurance
Group, Ltd. 187 382,402
Willis Towers Watson PLC 7,361 2,336,897
Wintrust Financial Corp. 3,512 517,985
#WisdomTree, Inc. 15,528 251,554
*World Acceptance Corp. 296 35,890
WSFS Financial Corp. 2,735 177,037
Zions Bancorp NA 17,655 1,057,711
TOTAL FINANCIALS 334,854,979
HEALTH CARE — (10.6%)
*10X Genomics, Inc., Class A 10,828 218,726
Abbott Laboratories 25,840 2,824,312
AbbVie, Inc. 59,686 13,310,575
*ABVC BioPharma, Inc. 4,354 8,795
*AC Immune SA 2,823 9,005
Acme United Corp. 277 11,576
*AdaptHealth Corp., Class A 12,823 128,871
*Addus HomeCare Corp. 4 414
Agilent Technologies, Inc. 12,033 1,610,617
*Align Technology, Inc. 2,034 331,603
*Alkermes PLC 7,610 257,903
*Alnylam Pharmaceuticals, Inc. 5,254 1,776,167
*American Shared Hospital
Services 136 288
Amgen, Inc. 20,957 7,164,779
*AMN Healthcare Services, Inc. 3,500 74,550
*AngioDynamics, Inc. 3,043 31,526
*Artivion, Inc. 1,937 78,972
*Astrana Health, Inc. 2,990 67,993
*AtriCure, Inc. 3,258 120,318
*Avanos Medical, Inc. 2,900 38,628
*Aveanna Healthcare Holdings,
Inc. 6,294 52,870
*Axogen, Inc. 1,592 55,481
*Aytu BioPharma, Inc. 4,805 12,493
*Azenta, Inc. 1,795 69,790
#*Beam Therapeutics, Inc. 501 13,838
Becton Dickinson & Co. 6,859 1,395,669
*Biogen, Inc. 6,349 1,142,122
*BioLife Solutions, Inc. 1,200 26,160
*BioMarin Pharmaceutical, Inc. 13,664 772,563
#*Bio-Rad Laboratories, Inc.,
Class A 1,552 455,822
Bio-Techne Corp. 7,691 492,916
*Boston Scientific Corp. 30,666 2,868,191
#*BrightSpring Health Services,
Inc. 4,991 195,997
Bristol-Myers Squibb Co. 100,365 5,525,093
*Brookdale Senior Living, Inc. 12,947 194,205
#Bruker Corp. 9,990 442,457
Shares Value
HEALTH CARE — (Continued)
*Bullfrog AI Holdings, Inc. 200 $ 122
#*Butterfly Network, Inc., Class A 200 792
*Cadrenal Therapeutics, Inc. 914 6,352
Cardinal Health, Inc. 8,913 1,915,225
*CareCloud, Inc. 3,600 9,756
*CareDx, Inc. 1,945 39,970
*Castle Biosciences, Inc. 1,410 55,540
*Catalyst Pharmaceuticals, Inc. 10,944 265,939
*Celldex Therapeutics, Inc. 836 20,566
Cencora, Inc. 12,519 4,497,075
*Centene Corp. 20,594 892,132
#*Certara, Inc. 16,858 148,182
*Champions Oncology, Inc. 201 1,469
*Charles River Laboratories
International, Inc. 2,168 456,321
Chemed Corp. 539 230,228
Cigna Group (The) 17,732 4,860,519
#*Clover Health Investments
Corp., Class A 36,808 82,450
#*Collegium Pharmaceutical, Inc. 8 367
*Community Health Systems, Inc. 24 77
Concentra Group Holdings
Parent, Inc. 7,677 170,276
CONMED Corp. 1,745 66,991
*Cooper Cos., Inc. (The) 6,567 534,422
*Corbus Pharmaceuticals
Holdings, Inc. 1,749 14,464
*CorVel Corp. 1,952 135,918
*Coya Therapeutics, Inc. 137 637
*CryoPort, Inc. 5,405 51,402
*Cumberland Pharmaceuticals,
Inc. 2,780 10,425
CVS Health Corp. 39,204 2,921,482
*Cytek Biosciences, Inc. 10,300 51,500
Danaher Corp. 14,526 3,179,596
#*DaVita, Inc. 2,043 223,382
*Definitive Healthcare Corp.,
Class A 3,600 8,352
DENTSPLY SIRONA, Inc. 9,065 113,041
*Design Therapeutics, Inc. 1,394 14,233
*Dexcom, Inc. 19,885 1,452,400
*Doximity, Inc., Class A 11,198 419,589
*Dynavax Technologies Corp. 1,721 26,650
*Edwards Lifesciences Corp. 20,584 1,674,714
*Electromed, Inc. 4 119
Elevance Health, Inc. 12,183 4,212,150
Eli Lilly & Co. 25,037 25,967,125
Embecta Corp. 3,365 35,703
*Emergent BioSolutions, Inc. 2,661 30,176
*Enhabit, Inc. 3,791 40,298
#*Enovis Corp. 3,667 80,821
Ensign Group, Inc. (The) 2,173 373,017
*Envista Holdings Corp. 17,055 400,281
*Exact Sciences Corp. 11,047 1,130,550
*Exagen, Inc. 3,419 12,582
*FONAR Corp. 938 17,484
*Fortrea Holdings, Inc. 362 6,085
#*Fulgent Genetics, Inc. 2,221 58,190
GE HealthCare Technologies, Inc. 22,331 1,763,479

11
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*GeneDx Holdings Corp., Class A 818 $ 78,741
Gilead Sciences, Inc. 49,092 6,968,609
#*Ginkgo Bioworks Holdings, Inc. 4,528 40,616
*Glaukos Corp. 1,546 184,561
*Globus Medical, Inc., Class A 7,765 704,130
*GoodRx Holdings, Inc., Class A 14,700 33,369
*Guardant Health, Inc. 2,565 292,513
*Haemonetics Corp. 2,539 169,250
*Halozyme Therapeutics, Inc. 9,768 700,463
HCA Healthcare, Inc. 2,245 1,096,166
*HealthEquity, Inc. 6,569 562,766
HealthStream, Inc. 1,825 40,679
*Henry Schein, Inc. 12,370 933,688
*Hologic, Inc. 17,601 1,318,843
Humana, Inc. 8,089 1,578,973
*ICON PLC 4,024 725,326
*ICU Medical, Inc. 1,771 265,473
*IDEXX Laboratories, Inc. 3,220 2,158,881
*Illumina, Inc. 7,272 1,053,058
*ImmuCell Corp. 568 3,419
*Incyte Corp. 16,767 1,677,874
*Indivior Pharmaceuticals, Inc. 7,600 268,888
*InfuSystem Holdings, Inc. 2,009 16,594
*Inogen, Inc. 3,200 18,880
*Insmed, Inc. 2,775 435,314
*Inspire Medical Systems, Inc. 1,557 117,989
*Instil Bio, Inc. 1,000 7,060
*Insulet Corp. 4,582 1,172,121
*Integer Holdings Corp. 2,002 173,894
*Intuitive Surgical, Inc. 6,561 3,308,187
*Ionis Pharmaceuticals, Inc. 536 44,311
*IQVIA Holdings, Inc. 13,050 3,003,458
iRadimed Corp. 498 48,744
Johnson & Johnson 83,643 19,007,872
*Kewaunee Scientific Corp. 39 1,542
Labcorp Holdings, Inc. 3,694 1,002,995
*Lantern Pharma, Inc. 1,924 6,061
*Larimar Therapeutics, Inc. 12,923 45,747
LeMaitre Vascular, Inc. 1,598 135,782
#*Lexeo Therapeutics, Inc. 5,030 37,272
*LifeStance Health Group, Inc. 23,857 168,669
#*Lipocine, Inc. 2,500 22,500
*Lisata Therapeutics, Inc. 100 463
*LivaNova PLC 2,212 145,351
*Masimo Corp. 723 99,290
McKesson Corp. 4,953 4,116,983
*Medpace Holdings, Inc. 1,717 1,000,118
Medtronic PLC 37,989 3,911,347
Merck & Co., Inc. 65,892 7,265,911
*Merit Medical Systems, Inc. 3,286 266,462
Mesa Laboratories, Inc. 365 28,747
*Mettler-Toledo International, Inc. 915 1,256,515
*MiMedx Group, Inc. 8,667 44,288
*Mineralys Therapeutics, Inc. 791 24,434
#*Moderna, Inc. 3,342 147,282
*Molina Healthcare, Inc. 2,510 450,771
*Natera, Inc. 3,180 735,025
National HealthCare Corp. 421 60,249
Shares Value
HEALTH CARE — (Continued)
National Research Corp. 389 $ 7,912
*Novocure, Ltd. 2,137 26,499
*Omnicell, Inc. 4,465 216,553
*OptimizeRx Corp. 2,828 30,429
*Option Care Health, Inc. 9,377 318,818
*OraSure Technologies, Inc. 13,900 38,781
*Orthofix Medical, Inc. 4,455 58,940
*OrthoPediatrics Corp. 3,100 54,126
#*Outset Medical, Inc. 6,708 33,607
*PACS Group, Inc. 616 20,796
*Pediatrix Medical Group, Inc. 4,262 91,122
*Pennant Group, Inc. (The) 1,521 42,010
*Penumbra, Inc. 810 290,118
*Personalis, Inc. 5,837 54,693
Pfizer, Inc. 163,882 4,333,040
*Phreesia, Inc. 3,449 46,320
*Precipio, Inc. 1,008 24,736
*Prestige Consumer Healthcare,
Inc. 5,233 337,372
*Privia Health Group, Inc. 7,241 168,136
*Progyny, Inc. 12,599 300,738
*Protalix BioTherapeutics, Inc. 7,085 16,579
*Pulmatrix, Inc. 937 2,408
Quest Diagnostics, Inc. 4,737 885,961
*QuidelOrtho Corp. 1,866 50,699
*Quipt Home Medical Corp. 996 3,556
*RadNet, Inc. 2,872 201,327
Regeneron Pharmaceuticals, Inc. 2,309 1,712,008
*Repligen Corp. 4,000 597,480
ResMed, Inc. 6,589 1,702,005
#Revvity, Inc. 9,809 1,067,219
*Sagimet Biosciences, Inc., Class
A 2,817 15,972
*Schrodinger, Inc. 4,304 60,127
*Seer, Inc., Class A 11,353 20,662
Select Medical Holdings Corp. 3,833 57,687
#*Sensei Biotherapeutics, Inc. 1,173 11,144
*Sensus Healthcare, Inc. 2,267 11,630
*SI-BONE, Inc. 2,064 34,221
*Solid Biosciences, Inc. 7,422 47,946
*Solventum Corp. 1,237 95,212
*Sotera Health Co. 4,102 74,328
STERIS PLC 3,187 836,906
Stryker Corp. 6,996 2,585,442
*Talkspace, Inc. 11,559 46,698
#*Teladoc Health, Inc. 13,966 76,115
Teleflex, Inc. 339 35,381
*Tenet Healthcare Corp. 4,369 826,964
Thermo Fisher Scientific, Inc. 7,935 4,591,270
#*TransMedics Group, Inc. 1,190 159,430
*TruBridge, Inc. 1,361 26,335
*Unicycive Therapeutics, Inc. 2,981 17,797
UnitedHealth Group, Inc. 23,507 6,744,864
Universal Health Services, Inc.,
Class B 1,972 396,885
US Physical Therapy, Inc. 892 74,812
Utah Medical Products, Inc. 465 28,393
*Varex Imaging Corp. 3,600 50,184

12
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Veeva Systems, Inc., Class A 7,185 $ 1,465,165
*Veracyte, Inc. 9,535 363,093
*Vertex Pharmaceuticals, Inc. 5,513 2,590,559
Viatris, Inc. 33,039 432,481
*Vivos Therapeutics, Inc. 1,231 1,994
*Waters Corp. 4,275 1,584,828
*Waystar Holding Corp. 6,290 167,062
West Pharmaceutical Services,
Inc. 1,086 250,996
#*XOMA Royalty Corp. 4 103
#*Zevra Therapeutics, Inc. 5,004 45,036
Zimmer Biomet Holdings, Inc. 13,645 1,188,070
Zoetis, Inc., Class A 10,265 1,281,277
TOTAL HEALTH CARE 208,677,472
INDUSTRIALS — (13.1%)
#*3D Systems Corp. 11,500 25,760
3M Co. 12,420 1,902,247
#A.O. Smith Corp. 6,356 467,102
#AAON, Inc. 4,501 409,861
*AAR Corp. 3,248 343,996
ABM Industries, Inc. 8,150 375,226
ACCO Brands Corp. 4,444 17,376
Acuity, Inc. 2,212 684,039
Advanced Drainage Systems, Inc. 3,125 475,125
AECOM 18,517 1,785,594
#*AeroVironment, Inc. 604 168,148
*AerSale Corp. 3,200 23,968
AGCO Corp. 7,794 883,918
*Air Industries Group 439 1,453
Air Lease Corp., Class A 13,524 874,056
Alamo Group, Inc. 1,022 199,607
Albany International Corp., Class
A 1,265 70,195
Alight, Inc., Class A 46,057 70,467
Allegion PLC 6,929 1,145,987
Allient, Inc. 1,064 64,915
Allison Transmission Holdings,
Inc. 4,556 495,237
*Alpha Pro Tech, Ltd. 8 40
Alta Equipment Group, Inc. 2,527 17,083
*Amentum Holdings, Inc. 24,125 863,192
*Ameresco, Inc., Class A 1,158 36,292
*American Superconductor Corp. 1,341 40,123
*American Woodmark Corp. 464 27,557
AMETEK, Inc. 10,331 2,313,937
*API Group Corp. 35,338 1,469,001
Applied Industrial Technologies,
Inc. 3,483 907,008
ArcBest Corp. 684 61,710
Arcosa, Inc. 1,080 123,628
Argan, Inc. 712 247,142
Armstrong World Industries, Inc. 1,880 345,431
*Art's-Way Manufacturing Co.,
Inc. 4,443 11,374
Astec Industries, Inc. 2,538 123,651
*Astronics Corp. 1,533 116,125
*Asure Software, Inc. 8 77
*ATI, Inc. 5,198 625,319
Shares Value
INDUSTRIALS — (Continued)
Atkore, Inc. 1,190 $ 82,645
Atmus Filtration Technologies,
Inc. 2,658 154,084
Automatic Data Processing, Inc. 17,248 4,257,151
AZZ, Inc. 1,082 134,482
Barrett Business Services, Inc. 2,631 99,978
BGSF, Inc. 4,400 25,212
#*BlackSky Technology, Inc.,
Class A 365 8,056
#*Blue Bird Corp. 1,466 73,754
*BlueLinx Holdings, Inc. 724 50,361
Boise Cascade Co. 1,258 101,659
Booz Allen Hamilton Holding
Corp., Class A 6,679 590,557
*Bowman Consulting Group, Ltd. 4 139
Brady Corp., Class A 3,173 274,369
*BrightView Holdings, Inc. 2,582 34,496
Brink's Co. (The) 1,584 201,231
Broadridge Financial Solutions,
Inc. 7,920 1,561,111
*Broadwind, Inc. 5,580 16,740
*Builders FirstSource, Inc. 8,405 961,532
BWX Technologies, Inc. 5,144 1,056,732
#*Byrna Technologies, Inc. 2,138 29,312
*CACI International, Inc., Class A 1,851 1,148,694
Cadre Holdings, Inc. 1,176 47,052
Carlisle Cos., Inc. 3,305 1,126,641
Carpenter Technology Corp. 1,984 630,575
Carrier Global Corp. 32,155 1,915,795
Caterpillar, Inc. 14,073 9,251,027
#*CBIZ, Inc. 3,270 128,674
*CECO Environmental Corp. 1,527 102,966
CH Robinson Worldwide, Inc. 15,853 3,090,542
*Chart Industries, Inc. 3,339 692,308
*Cimpress PLC 1,391 110,014
Cintas Corp. 6,213 1,189,106
Civeo Corp. 756 19,142
#*Clarivate PLC 24,581 65,140
*Clean Harbors, Inc. 656 170,501
CNH Industrial NV 118,377 1,273,737
Comfort Systems USA, Inc. 1,657 1,892,460
#Concentrix Corp. 6,973 260,442
*Concrete Pumping Holdings, Inc. 1,920 11,098
*Conduent, Inc. 9,315 12,948
#*Construction Partners, Inc.,
Class A 1,779 195,477
*Copart, Inc. 36,853 1,495,495
*Core & Main, Inc., Class A 20,257 1,080,914
*Costamare Bulkers Holdings,
Ltd. 3,300 54,549
Covenant Logistics Group, Inc.,
Class A 1,010 24,846
*CPI Aerostructures, Inc. 3,073 11,985
CRA International, Inc. 1,258 237,687
Crane Co. 3,352 612,209
CSG Systems International, Inc. 3,514 280,241
CSW Industrials, Inc. 554 149,569
CSX Corp. 36,846 1,391,305
Cummins, Inc. 7,839 4,537,370

13
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Curtiss-Wright Corp. 2,307 $ 1,514,984
*Custom Truck One Source, Inc. 19,557 123,600
Deere & Co. 11,675 6,164,400
Deluxe Corp. 4,533 119,671
*Distribution Solutions Group, Inc. 3,066 87,044
*DNOW, Inc. 26,419 401,305
Donaldson Co., Inc. 9,257 943,659
Douglas Dynamics, Inc. 1,749 65,902
Dover Corp. 6,046 1,218,209
*Ducommun, Inc. 775 87,846
*DXP Enterprises, Inc. 1,768 229,928
*Dycom Industries, Inc. 1,248 454,759
Eastern Co. (The) 4 75
Eaton Corp. PLC 7,404 2,601,914
EMCOR Group, Inc. 2,570 1,852,276
Emerson Electric Co. 14,689 2,158,695
*Energous Corp. 1,600 12,640
*Energy Recovery, Inc. 1,600 23,344
Enerpac Tool Group Corp., Class
A 3,978 160,552
EnerSys 1,752 315,693
Ennis, Inc. 1,922 37,460
Enpro, Inc. 1,582 377,750
*Enviri Corp. 2,820 53,354
Equifax, Inc. 9,276 1,868,186
Esab Corp. 2,032 246,075
ESCO Technologies, Inc. 1,446 329,934
Espey Mfg. & Electronics Corp. 610 32,251
*Everus Construction Group, Inc. 2,890 255,736
EVI Industries, Inc. 8 206
*ExlService Holdings, Inc. 11,278 441,534
Expeditors International of
Washington, Inc. 19,303 3,098,904
Exponent, Inc. 1,783 128,144
Fastenal Co. 39,553 1,715,018
Federal Signal Corp. 3,459 373,883
FedEx Corp. 7,321 2,359,192
Ferguson Enterprises, Inc. 13,392 3,380,944
#*First Advantage Corp. 5,386 72,711
Flowserve Corp. 8,854 691,940
*Fluor Corp. 23,709 1,095,119
Fortive Corp. 25,758 1,360,280
Fortune Brands Innovations, Inc. 6,076 328,712
*Forward Air Corp. 1,416 39,478
Franklin Electric Co., Inc. 2,808 279,733
*FreightCar America, Inc. 272 3,131
FTAI Aviation, Ltd. 4,616 1,257,029
*FTI Consulting, Inc. 3,508 612,742
*Gates Industrial Corp. PLC 11,724 269,886
GATX Corp. 2,585 470,237
GE Vernova, Inc. 4,108 2,983,928
*Gencor Industries, Inc. 4 57
*Generac Holdings, Inc. 5,348 898,678
General Dynamics Corp. 5,878 2,063,707
General Electric Co. 28,107 8,622,947
Genpact, Ltd. 15,281 673,892
*Gibraltar Industries, Inc. 2,853 146,245
Global Industrial Co. 2,614 79,884
Shares Value
INDUSTRIALS — (Continued)
Gorman-Rupp Co. (The) 1,595 $ 86,912
Graco, Inc. 10,626 927,969
*Graham Corp. 334 23,353
#Granite Construction, Inc. 1,693 204,413
*Great Lakes Dredge & Dock
Corp. 6,230 93,325
Greenbrier Cos., Inc. (The) 2,674 134,823
Griffon Corp. 2,480 201,996
*GXO Logistics, Inc. 8,148 461,095
*Hayward Holdings, Inc. 21,909 353,611
*Healthcare Services Group, Inc. 3,840 72,269
Heartland Express, Inc. 5,091 51,368
HEICO Corp. 1,477 488,754
HEICO Corp., Class A 2,115 538,458
Helios Technologies, Inc. 2,893 187,409
Herc Holdings, Inc. 1,844 264,319
#Hexcel Corp. 2,138 177,048
*Hillman Solutions Corp. 18,076 169,372
HNI Corp. 5,154 246,310
Honeywell International, Inc. 18,445 4,196,606
Howmet Aerospace, Inc. 5,254 1,093,252
Hub Group, Inc., Class A 3,537 168,290
Hubbell, Inc., Class B 4,190 2,044,469
*Hudson Technologies, Inc. 1,600 11,472
Huntington Ingalls Industries, Inc. 2,903 1,220,741
*Hurco Cos., Inc. 894 14,787
*Huron Consulting Group, Inc. 2,229 376,701
#*Hyliion Holdings Corp. 9,012 18,475
Hyster-Yale, Inc. 1,055 35,290
*IBEX Holdings, Ltd. 1,990 74,028
ICF International, Inc. 2,294 213,915
IDEX Corp. 4,942 981,234
#*IES Holdings, Inc. 1,346 511,870
Illinois Tool Works, Inc. 12,000 3,135,120
Ingersoll Rand, Inc. 13,131 1,130,448
#*Innodata, Inc. 2,508 139,044
*Innovative Solutions and
Support, Inc. 2,031 37,553
Insteel Industries, Inc. 1,026 34,002
Interface, Inc., Class A 5,472 172,204
ITT, Inc. 3,057 557,291
Jacobs Solutions, Inc. 15,464 2,091,661
*Janus International Group, Inc. 1,021 7,004
JB Hunt Transport Services, Inc. 4,334 878,588
Johnson Controls International
PLC 22,164 2,643,279
Kadant, Inc. 927 297,604
Karat Packaging, Inc. 355 8,687
KBR, Inc. 19,218 822,723
Kelly Services, Inc., Class A 4,800 51,792
Kennametal, Inc. 3,813 131,129
*Kirby Corp. 1,014 119,307
Korn Ferry 6,988 485,456
*Kratos Defense & Security
Solutions, Inc. 8,940 920,909
*L.B. Foster Co., Class A 4 120
L3Harris Technologies, Inc. 8,797 3,016,051
Landstar System, Inc. 3,832 572,347

14
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Legalzoom.com, Inc. 16,069 $ 142,853
Leidos Holdings, Inc. 17,114 3,222,224
Lennox International, Inc. 1,469 727,272
Leonardo DRS, Inc. 9,829 403,579
#*Limbach Holdings, Inc. 1,388 119,340
Lincoln Electric Holdings, Inc. 2,083 552,724
Lindsay Corp. 1,103 138,173
*Liquidity Services, Inc. 2,162 69,184
#*Loar Holdings, Inc. 3,497 239,824
LSI Industries, Inc. 1,467 32,435
Luxfer Holdings PLC 1,692 25,617
*Lyft, Inc., Class A 26,785 451,863
*Manitowoc Co., Inc. (The) 6,316 81,603
Masco Corp. 14,729 973,440
*MasTec, Inc. 5,315 1,278,151
*Masterbrand, Inc. 4,234 51,316
*Matrix Service Co. 3,396 48,631
Matson, Inc. 854 136,896
Maximus, Inc. 7,996 755,142
*Mayville Engineering Co., Inc. 4 78
McGrath RentCorp 2,150 240,133
*Mercury Systems, Inc. 4,970 466,584
*Microvast Holdings, Inc. 3,609 9,456
*Middleby Corp. (The) 5,081 747,771
Miller Industries, Inc. 952 39,003
MillerKnoll, Inc. 3,476 69,798
*Mistras Group, Inc. 2,895 40,935
*Mobile Infrastructure Corp.,
Class A 2,157 6,881
#*Modine Manufacturing Co. 30 5,540
*Montrose Environmental Group,
Inc. 2,845 63,387
Moog, Inc., Class A 1,676 511,767
#MSA Safety, Inc. 3,150 558,022
MSC Industrial Direct Co., Inc.,
Class A 4,999 421,616
Mueller Industries, Inc. 4,518 615,081
Mueller Water Products, Inc.,
Class A 5,608 151,809
*MYR Group, Inc. 1,247 311,800
*Nephros, Inc. 409 1,763
*Nextpower, Inc., Class A 22,282 2,608,999
NL Industries, Inc. 1,932 11,747
*NN, Inc. 20 30
Nordson Corp. 4,820 1,323,235
Northrop Grumman Corp. 4,881 3,378,921
*NPK International, Inc. 5,794 80,015
nVent Electric PLC 10,983 1,232,952
*NWPX Infrastructure, Inc. 308 20,775
Old Dominion Freight Line, Inc. 4,798 831,014
*OPENLANE, Inc. 9,858 296,134
*Optex Systems Holdings, Inc. 1,200 17,916
*Orion Group Holdings, Inc. 8 98
Oshkosh Corp. 5,986 860,906
Otis Worldwide Corp. 15,750 1,345,365
Owens Corning 632 75,739
PACCAR, Inc. 27,001 3,318,693
Park Aerospace Corp. 908 22,237
Shares Value
INDUSTRIALS — (Continued)
Parker-Hannifin Corp. 1,694 $ 1,585,313
Park-Ohio Holdings Corp. 4 90
*Parsons Corp. 12,672 887,800
Paychex, Inc. 26,439 2,726,654
#Paycom Software, Inc. 5,227 704,338
*Paylocity Holding Corp. 5,832 787,203
Pentair PLC 12,143 1,279,508
*Perma-Pipe International
Holdings, Inc. 205 5,920
*Pioneer Power Solutions, Inc. 4 17
Pitney Bowes, Inc. 9,840 102,631
#*Planet Labs PBC 32,354 807,879
#*Plug Power, Inc. 108,255 228,959
Powell Industries, Inc. 757 335,798
#*Power Solutions International,
Inc. 1,273 91,223
Preformed Line Products Co. 272 68,256
Primoris Services Corp. 3,645 540,371
*Proto Labs, Inc. 1,104 58,126
Quad/Graphics, Inc. 2,543 15,563
Quanex Building Products Corp. 869 16,268
Quanta Services, Inc. 2,766 1,312,827
*Radiant Logistics, Inc. 1,624 10,930
*RBC Bearings, Inc. 1,767 882,917
*RCM Technologies, Inc. 723 15,046
Regal Rexnord Corp. 2,697 435,565
*Resideo Technologies, Inc. 15,783 540,726
REV Group, Inc. 5,388 344,293
*Rocket Lab Corp. 7,853 628,790
Rockwell Automation, Inc. 6,550 2,761,807
Rollins, Inc. 8,565 542,507
RTX Corp. 33,797 6,790,831
Rush Enterprises, Inc., Class A 7,444 477,830
Rush Enterprises, Inc., Class B 493 29,092
*RXO, Inc. 3,645 53,144
Ryder System, Inc. 2,103 402,262
*Saia, Inc. 419 140,311
Schneider National, Inc., Class B 3,870 103,871
Science Applications International
Corp. 5,889 599,265
Sensata Technologies Holding
PLC 6,138 212,313
*SES AI Corp. 6,325 12,840
*Shoals Technologies Group, Inc.,
Class A 19,025 179,596
*SIFCO Industries, Inc. 4 25
Simpson Manufacturing Co., Inc. 2,815 497,636
*SiteOne Landscape Supply, Inc. 3,058 438,945
Snap-on, Inc. 3,943 1,443,572
*Southland Holdings, Inc. 2,502 4,654
*SPX Technologies, Inc. 3,574 744,857
SS&C Technologies Holdings,
Inc. 23,630 1,935,061
*StandardAero, Inc. 482 14,889
Standex International Corp. 929 222,960
Stanley Black & Decker, Inc. 8,468 666,093
*Sterling Infrastructure, Inc. 2,208 790,265
#*Sunrun, Inc. 22,452 426,588
*Symbotic, Inc., Class A 881 47,900

15
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*TaskUS, Inc., Class A 811 $ 8,759
*Taylor Devices, Inc. 111 8,074
*Team, Inc. 709 10,231
*TechPrecision Corp. 2,743 13,084
#Tecnoglass, Inc. 1,725 84,370
Tennant Co. 1,372 104,395
Terex Corp. 7,823 445,911
Tetra Tech, Inc. 25,374 955,585
Textron, Inc. 13,317 1,172,695
*Thermon Group Holdings, Inc. 1,956 88,509
*TIC Solutions, Inc. 2,364 23,876
Timken Co. (The) 3,318 309,204
*Titan International, Inc. 2,365 22,562
*Titan Machinery, Inc. 2,050 33,353
Toro Co. (The) 6,942 635,193
Trane Technologies PLC 6,352 2,671,524
*Transcat, Inc. 407 24,546
TransDigm Group, Inc. 1,384 1,975,715
TransUnion 22,770 1,799,285
TriNet Group, Inc. 2,723 166,757
Trinity Industries, Inc. 3,819 109,758
*TrueBlue, Inc. 7,000 37,520
#*TTEC Holdings, Inc. 11,100 35,409
Tutor Perini Corp. 4,765 375,911
*Uber Technologies, Inc. 79,012 6,324,911
UFP Industries, Inc. 4,517 466,516
U-Haul Holding Co. 15,048 772,113
*U-Haul Holding Co. 770 43,543
UL Solutions, Inc., Class A 4,807 337,596
*Ultralife Corp. 8 51
UniFirst Corp. 640 137,600
Union Pacific Corp. 553 130,010
United Parcel Service, Inc., Class
B 18,966 2,014,569
United Rentals, Inc. 4,828 3,775,786
*Upwork, Inc. 15,776 315,993
*V2X, Inc. 1,776 122,242
Valmont Industries, Inc. 824 367,141
Veralto Corp. 16,409 1,624,163
Verisk Analytics, Inc., Class A 8,683 1,888,205
*Verra Mobility Corp., Class A 14,087 271,879
Vertiv Holdings Co., Class A 13,098 2,438,586
#Vestis Corp. 1,553 10,141
*Vicor Corp. 1,683 265,359
#Virco Mfg. Corp. 2,179 15,231
*VirTra, Inc. 4 19
#VSE Corp. 1,547 338,128
#Watsco, Inc. 1,831 707,590
Watts Water Technologies, Inc.,
Class A 1,926 576,471
Werner Enterprises, Inc. 1,737 59,492
WESCO International, Inc. 7,893 2,284,471
Westinghouse Air Brake
Technologies Corp. 6,674 1,535,954
*Willdan Group, Inc. 1,698 214,288
Willis Lease Finance Corp. 768 139,991
#WillScot Holdings Corp. 12,850 257,385
Woodward, Inc. 3,928 1,248,476
Shares Value
INDUSTRIALS — (Continued)
Worthington Enterprises, Inc. 2,769 $ 153,873
WW Grainger, Inc. 2,350 2,537,859
#*XPO, Inc. 4,581 678,492
Xylem, Inc. 8,568 1,181,270
Zurn Elkay Water Solutions Corp. 11,566 533,308
TOTAL INDUSTRIALS 256,788,253
INFORMATION TECHNOLOGY — (25.4%)
A10 Networks, Inc. 6,847 119,412
Accenture PLC, Class A 18,284 4,820,394
*ACCESS Newswire, Inc. 921 7,957
*ACI Worldwide, Inc. 6,417 278,241
*ACM Research, Inc., Class A 2,990 173,779
Adeia, Inc. 11,822 213,860
*Adobe, Inc. 8,420 2,469,165
*ADTRAN Holdings, Inc. 1,773 16,347
Advanced Energy Industries, Inc. 1,345 343,459
*Advanced Micro Devices, Inc. 26,277 6,220,554
#*Aeva Technologies, Inc. 2,341 29,895
*Agilysys, Inc. 728 63,154
*Alarm.com Holdings, Inc. 3,769 183,852
*Ambarella, Inc. 811 51,936
Amdocs, Ltd. 9,036 740,410
Amphenol Corp., Class A 19,120 2,754,810
*Amtech Systems, Inc. 4,000 67,240
Analog Devices, Inc. 5,100 1,585,488
*Appfolio, Inc., Class A 1,195 226,907
Apple, Inc. 422,167 109,543,893
Applied Materials, Inc. 20,441 6,588,543
*AppLovin Corp., Class A 11,338 5,364,121
*Arista Networks, Inc. 19,944 2,826,863
*Arrow Electronics, Inc. 5,635 746,581
*Atlassian Corp., Class A 1,696 200,433
#*Aurora Innovation, Inc., Class A 74,261 311,896
*Autodesk, Inc. 9,471 2,394,932
*AvePoint, Inc. 11,676 135,792
#*Aviat Networks, Inc. 77 1,679
Avnet, Inc. 8,070 503,487
*Aware, Inc. 16,200 29,322
*Axcelis Technologies, Inc. 3,155 277,861
*Backblaze, Inc., Class A 2,829 12,872
Badger Meter, Inc. 1,231 180,440
Bel Fuse, Inc., Class A 221 40,609
Bel Fuse, Inc., Class B 213 42,853
Belden, Inc. 1,321 155,231
Benchmark Electronics, Inc. 1,184 61,734
#Bentley Systems, Inc., Class B 16,504 579,620
#*BILL Holdings, Inc. 8,438 364,268
*BK Technologies Corp. 708 54,006
*Blackbaud, Inc. 3,999 214,746
*BlackLine, Inc. 2,491 115,757
*Box, Inc., Class A 6,737 170,783
Broadcom, Inc. 107,725 35,689,292
#*C3.ai, Inc., Class A 3,753 41,320
*Cadence Design Systems, Inc. 5,890 1,745,560
*Calix, Inc. 4,321 193,019
#*CCC Intelligent Solutions
Holdings, Inc. 40,275 305,284
CDW Corp. 10,696 1,351,867

16
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Cerence, Inc. 3,942 $ 44,663
*CEVA, Inc. 1,433 30,222
*Ciena Corp. 7,961 2,004,659
#*Cipher Mining, Inc. 21,524 343,523
*Cirrus Logic, Inc. 3,702 482,519
Cisco Systems, Inc. 103,094 8,074,322
#*Cleanspark, Inc. 19,821 234,681
Clear Secure, Inc., Class A 5,950 194,089
*Clearfield, Inc. 1,121 33,372
Climb Global Solutions, Inc. 256 30,359
*Coda Octopus Group, Inc. 4 43
Cognex Corp. 12,731 493,199
Cognizant Technology Solutions
Corp., Class A 21,654 1,776,927
*Cohu, Inc. 1,800 51,372
*Commvault Systems, Inc. 482 41,307
*Comtech Telecommunications
Corp. 14,100 78,396
*Consensus Cloud Solutions, Inc. 900 19,224
*Corsair Gaming, Inc. 6,322 32,242
#Crane NXT Co. 3,185 160,906
*Credo Technology Group
Holding, Ltd. 4,949 620,011
*Crexendo, Inc. 2,003 14,021
*Crowdstrike Holdings, Inc., Class
A 2,104 928,716
*CS Disco, Inc. 1,663 10,394
CSP, Inc. 1,020 11,648
*CVD Equipment Corp. 6,391 30,741
#*Daily Journal Corp. 137 80,333
*Daktronics, Inc. 3,003 69,519
*Data I/O Corp. 3,442 10,670
*Datadog, Inc., Class A 8,002 1,034,819
Dell Technologies, Inc., Class C 7,366 842,965
*Diebold Nixdorf, Inc. 1,159 79,983
*Digi International, Inc. 2,957 127,358
*Digital Turbine, Inc. 5,663 29,561
#*DigitalOcean Holdings, Inc. 776 42,874
*Docusign, Inc., Class A 9,866 518,360
Dolby Laboratories, Inc., Class A 4,181 268,378
*Dropbox, Inc., Class A 8,474 215,917
*Dynatrace, Inc. 22,846 870,204
*eGain Corp. 2,095 21,516
*Electro-Sensors, Inc. 1,704 7,361
#Entegris, Inc. 4,477 528,599
*EPAM Systems, Inc. 5,913 1,233,452
ePlus, Inc. 2,214 189,983
*F5, Inc. 4,264 1,175,201
*Fabrinet 36 17,620
*Fair Isaac Corp. 529 774,017
*Fastly, Inc., Class A 284 2,627
*Five9, Inc. 4,867 85,951
*Flex, Ltd. 13,367 842,656
*FormFactor, Inc. 2,121 149,509
*Fortinet, Inc. 34,937 2,838,981
Franklin Wireless Corp. 4 16
*Frequency Electronics, Inc. 2,300 120,934
*Freshworks, Inc., Class A 13,944 150,316
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Gartner, Inc. 1,716 $ 359,691
Gen Digital, Inc. 58,325 1,399,217
*GoDaddy, Inc., Class A 5,506 553,463
*Grid Dynamics Holdings, Inc. 5,380 44,493
*Guidewire Software, Inc. 3,470 488,437
#Hackett Group, Inc. (The) 1,849 33,744
*Harmonic, Inc. 5,564 54,082
Hewlett Packard Enterprise Co. 85,700 1,844,264
HP, Inc. 46,646 906,798
*HubSpot, Inc. 429 120,120
#*I3 Verticals, Inc., Class A 1,487 33,026
*Identiv, Inc. 3,299 10,953
Information Services Group, Inc. 3,309 18,431
*Inseego Corp. 1,333 14,516
*Insight Enterprises, Inc. 1,446 121,493
*Intapp, Inc. 2,932 99,541
*Intel Corp. 54,182 2,517,838
*Intellicheck, Inc. 8 45
#InterDigital, Inc. 1,187 387,484
International Business Machines
Corp. 28,122 8,625,017
Intuit, Inc. 5,993 2,990,028
*Inuvo, Inc. 4,262 8,865
#*IonQ, Inc. 8,854 353,983
*IPG Photonics Corp. 1,853 171,236
*Itron, Inc. 3,528 349,554
Jabil, Inc. 4,715 1,118,351
*Jamf Holding Corp. 2,237 29,193
*Keysight Technologies, Inc. 4,884 1,056,556
*Kimball Electronics, Inc. 2,500 75,525
KLA Corp. 4,778 6,822,697
*Klaviyo, Inc., Class A 3,637 80,778
Kulicke & Soffa Industries, Inc. 2,357 135,127
*KVH Industries, Inc. 2,712 18,116
*Kyndryl Holdings, Inc. 11,432 262,936
Lam Research Corp. 20,400 4,762,584
*Lantronix, Inc. 13,900 92,296
*Lattice Semiconductor Corp. 3,932 316,605
*LGL Group, Inc. (The) 203 1,468
#*Life360, Inc. 1,868 107,018
*LiveRamp Holdings, Inc. 7,773 189,273
#*Lumentum Holdings, Inc. 12 4,702
#*MACOM Technology Solutions
Holdings, Inc. 1,579 345,896
*Manhattan Associates, Inc. 2,301 347,474
Marvell Technology, Inc. 27,252 2,150,728
*MaxLinear, Inc., Class A 7,710 133,768
Methode Electronics, Inc. 4,531 36,203
Microsoft Corp. 96,414 41,485,980
#*Mirion Technologies, Inc., Class
A 15,352 381,344
*Mitek Systems, Inc. 5,541 55,521
MKS, Inc. 2,831 666,446
*MongoDB, Inc., Class A 4,636 1,721,486
Monolithic Power Systems, Inc. 857 963,397
Motorola Solutions, Inc. 6,397 2,575,048
*M-Tron Industries, Inc., Class M 310 20,224
*Myseum, Inc. 3,061 5,571

17
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*N-able, Inc. 5,625 $ 34,144
Napco Security Technologies, Inc. 3,121 115,134
#*nCino, Inc. 7,888 168,409
*NCR Voyix Corp. 7,827 77,644
NetApp, Inc. 13,786 1,328,281
*NETGEAR, Inc. 3,478 72,725
*NetScout Systems, Inc. 5,403 150,257
*NetSol Technologies, Inc. 4,006 14,261
*Novanta, Inc. 812 109,246
*Nutanix, Inc., Class A 15,443 607,373
NVIDIA Corp. 698,647 133,532,401
*Okta, Inc., Class A 13,925 1,176,384
*ON24, Inc. 5,027 40,065
OneSpan, Inc. 3,401 40,064
*Onto Innovation, Inc. 1,366 276,000
*Ooma, Inc. 865 10,164
*Optical Cable Corp. 401 1,977
Oracle Corp. 40,047 6,590,935
*Ouster, Inc. 1,862 38,785
*PagerDuty, Inc. 221 2,343
*Palantir Technologies, Inc.,
Class A 32,820 4,811,084
#*Palo Alto Networks, Inc. 12,003 2,124,171
#*PAR Technology Corp. 1,241 32,527
PC Connection, Inc. 2,023 118,973
*PDF Solutions, Inc. 2,174 69,242
Pegasystems, Inc. 12,383 541,013
#*Penguin Solutions, Inc. 5,426 104,233
*Photronics, Inc. 3,402 117,607
*Plexus Corp. 1,470 293,015
*Porch Group, Inc. 1,957 15,441
#Power Integrations, Inc. 2,135 98,082
*Powerfleet, Inc. 11,561 59,077
*Progress Software Corp. 4,233 173,214
*PTC, Inc. 7,189 1,122,419
*Pure Storage, Inc., Class A 7,086 492,760
*Q2 Holdings, Inc. 2,596 159,005
Qnity Electronics, Inc. 8,022 771,556
QUALCOMM, Inc. 37,758 5,723,735
*Qualys, Inc. 2,114 278,837
Ralliant Corp. 4,455 235,981
*Rambus, Inc. 7,685 874,784
*Red Violet, Inc. 808 36,748
*Research Solutions, Inc. 3,943 11,238
*RF Industries, Ltd. 568 5,544
*Ribbon Communications, Inc. 5,651 14,806
Richardson Electronics, Ltd. 1,680 20,311
*Rimini Street, Inc. 5,520 19,044
*RingCentral, Inc., Class A 5,936 153,624
*Riot Platforms, Inc. 18,190 281,399
Roper Technologies, Inc. 3,890 1,444,085
*Rubrik, Inc., Class A 1,621 90,695
Salesforce, Inc. 21,161 4,492,269
*Samsara, Inc., Class A 8,330 233,656
*Sandisk Corp. 1,056 608,520
*ScanSource, Inc. 2,134 91,741
*Semtech Corp. 588 46,893
*SentinelOne, Inc., Class A 8,073 112,861
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*ServiceNow, Inc. 16,901 $ 1,977,586
*Silicon Laboratories, Inc. 2,622 373,504
*SiTime Corp. 757 274,874
Skyworks Solutions, Inc. 6,149 342,868
*Snowflake, Inc., Class A 8 1,542
*Sono-Tek Corp. 1,242 5,105
*Sprinklr, Inc., Class A 10,428 66,531
#*Super Micro Computer, Inc. 33,311 969,683
*Synaptics, Inc. 3,586 295,881
*Synopsys, Inc. 2,483 1,154,881
TD SYNNEX Corp. 5,677 900,770
TE Connectivity PLC 9,597 2,138,020
*Teledyne Technologies, Inc. 1,532 950,300
*Telos Corp. 7,829 42,746
*Teradata Corp. 5,570 158,856
Teradyne, Inc. 5,918 1,426,534
*TransAct Technologies, Inc. 4 15
*Trimble, Inc. 15,959 1,078,828
*Trio-Tech International 416 2,342
#*Turtle Beach Corp. 8 96
*Twilio, Inc., Class A 12,106 1,458,289
*Tyler Technologies, Inc. 2,049 756,901
#*UiPath, Inc., Class A 34,793 438,044
*Ultra Clean Holdings, Inc. 2,300 100,464
*Unity Software, Inc. 30,798 896,222
Universal Display Corp. 2,383 273,616
#*Veeco Instruments, Inc. 1,936 60,461
*Vertex, Inc., Class A 3,402 63,107
*Viant Technology, Inc., Class A 1,922 22,718
*Viasat, Inc. 9,654 436,071
*Viavi Solutions, Inc. 10,108 247,242
*Vistance Networks, Inc. 8,187 147,366
Vontier Corp. 14,773 553,987
*WidePoint Corp. 446 2,939
*Workday, Inc., Class A 5,845 1,026,557
*Xperi, Inc. 7,000 39,620
*Yext, Inc. 6,120 43,819
*Zebra Technologies Corp. 3,520 827,130
#*Zeta Global Holdings Corp.,
Class A 8,605 159,881
*Zoom Communications, Inc.,
Class A 14,213 1,309,017
*Zscaler, Inc. 1,429 285,814
TOTAL INFORMATION
TECHNOLOGY 497,728,399
MATERIALS — (2.5%)
#Albemarle Corp. 7,550 1,288,256
Amcor PLC 37,534 1,660,879
*American Vanguard Corp. 7,500 38,100
*Ampco-Pittsburgh Corp. 751 4,183
AptarGroup, Inc. 5,827 728,084
Ardagh Metal Packaging SA 23,944 105,114
Ashland, Inc. 1,150 70,334
Avery Dennison Corp. 9,215 1,709,475
Avient Corp. 8,395 303,479
*Axalta Coating Systems, Ltd. 27,512 923,853
Balchem Corp. 2,369 403,133
Ball Corp. 25,079 1,426,243

18
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
MATERIALS — (Continued)
Caledonia Mining Corp. PLC 1,160 $ 31,830
*Coeur Mining, Inc. 14,197 290,187
Commercial Metals Co. 5,111 392,883
*Compass Minerals International,
Inc. 1,502 37,520
*Core Molding Technologies, Inc. 714 13,937
Corteva, Inc. 32,249 2,347,727
Crown Holdings, Inc. 12,810 1,340,951
DuPont de Nemours, Inc. 17,342 761,661
Ecolab, Inc. 12,567 3,543,768
Element Solutions, Inc. 36,060 1,049,346
Flexible Solutions International,
Inc. 3,528 20,357
#*Flotek Industries, Inc. 2,349 40,802
Greif, Inc., Class A 2,159 152,469
Greif, Inc., Class B 464 38,596
Hawkins, Inc. 1,989 259,067
HB Fuller Co. 4,566 274,417
Hecla Mining Co. 48,833 1,099,719
*Ingevity Corp. 1,824 120,001
Innospec, Inc. 2,040 166,709
International Flavors &
Fragrances, Inc. 10,083 703,894
*Intrepid Potash, Inc. 1,578 51,822
*Ivanhoe Electric, Inc. 8,055 137,660
Kaiser Aluminum Corp. 584 71,610
#*Knife River Corp. 3,573 239,998
Koppers Holdings, Inc. 1,760 51,850
Louisiana-Pacific Corp. 4,810 402,789
Materion Corp. 1,704 235,629
Mativ Holdings, Inc. 6,700 80,735
#*McEwen, Inc. 2,859 69,045
Minerals Technologies, Inc. 2,298 151,116
Mosaic Co. (The) 12,190 335,225
*MP Materials Corp. 9,286 545,738
Myers Industries, Inc. 5,236 108,228
NewMarket Corp. 790 529,924
Newmont Corp. 24,253 2,724,825
Nexa Resources SA 3,550 44,765
Nucor Corp. 6,465 1,148,960
Olympic Steel, Inc. 859 41,309
Packaging Corp. of America 3,396 755,780
*Perimeter Solutions, Inc. 17,024 445,178
PPG Industries, Inc. 17,181 1,986,639
Quaker Chemical Corp. 2,507 385,426
*Ranpak Holdings Corp., Class A 13,900 70,056
Reliance, Inc. 7,182 2,366,469
Royal Gold, Inc. 7,165 1,886,616
RPM International, Inc. 19,165 2,049,888
Ryerson Holding Corp. 4,051 114,319
Scotts Miracle-Gro Co. (The) 3,425 219,953
Sealed Air Corp. 15,543 650,941
Sensient Technologies Corp. 3,072 290,365
Sherwin-Williams Co. (The) 13,592 4,820,267
Silgan Holdings, Inc. 8,107 349,817
Smurfit Westrock PLC 15,047 626,407
*Solstice Advanced Materials, Inc. 4,354 268,947
Sonoco Products Co. 4,104 196,992
Shares Value
MATERIALS — (Continued)
Southern Copper Corp. 1,324 $ 251,984
Steel Dynamics, Inc. 5,186 931,250
Stepan Co. 1,118 64,408
Sylvamo Corp. 3,313 162,138
TriMas Corp. 5,716 198,745
Vulcan Materials Co. 5,255 1,579,338
Worthington Steel, Inc. 4,699 189,041
TOTAL MATERIALS 49,179,166
REAL ESTATE — (0.3%)
*AMREP Corp. 4 83
*CBRE Group, Inc., Class A 11,885 2,024,372
*CKX Lands, Inc. 1,200 13,140
*Compass, Inc., Class A 39,530 494,916
*Comstock Holding Cos., Inc.,
Class A 379 4,173
*CoStar Group, Inc. 8,554 526,071
*Cushman & Wakefield, Ltd. 20,739 340,949
*Douglas Elliman, Inc. 15,000 40,500
*Five Point Holdings LLC, Class A 20 106
*Forestar Group, Inc. 1,263 32,863
*Howard Hughes Holdings, Inc. 1,698 138,659
*Jones Lang LaSalle, Inc. 4,691 1,678,956
Marcus & Millichap, Inc. 3,524 95,853
*Maui Land & Pineapple Co., Inc. 4 68
Newmark Group, Inc., Class A 12,177 217,116
*RE/MAX Holdings, Inc., Class A 1,840 14,315
*Seaport Entertainment Group,
Inc. 426 8,047
St. Joe Co. (The) 136 9,002
*Stratus Properties, Inc. 654 19,404
*Zillow Group, Inc., Class A 4,308 268,130
*Zillow Group, Inc., Class C 15,468 974,948
TOTAL REAL ESTATE 6,901,671
UTILITIES — (0.9%)
American States Water Co. 3,102 226,322
#American Water Works Co., Inc. 14,636 1,889,947
Artesian Resources Corp., Class
A 1,300 43,368
Atmos Energy Corp. 7,613 1,266,346
California Water Service Group 4,555 203,609
Chesapeake Utilities Corp. 667 85,830
Consolidated Edison, Inc. 11,380 1,213,449
Consolidated Water Co., Ltd.,
Class OR 767 29,054
Constellation Energy Corp. 4,055 1,138,157
Edison International 32,260 2,009,153
Essential Utilities, Inc. 13,204 512,183
Eversource Energy 31,610 2,185,199
Exelon Corp. 32,367 1,449,394
Genie Energy, Ltd., Class B 2,930 40,346
Global Water Resources, Inc. 4 35
H2O America 4,012 208,785
#MDU Resources Group, Inc. 3,234 66,329
Middlesex Water Co. 1,877 98,317
New Jersey Resources Corp. 15,095 746,901
Northwest Natural Holding Co. 4,092 190,524
#ONE Gas, Inc. 4,159 330,890
Ormat Technologies, Inc. 5,835 729,025

19
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
UTILITIES — (Continued)
Public Service Enterprise Group,
Inc. 7,373 $ 607,240
*Pure Cycle Corp. 4 46
RGC Resources, Inc. 4 87
Southwest Gas Holdings, Inc. 6,516 539,655
Spire, Inc. 4,737 400,229
*Spruce Power Holding Corp. 4,751 26,986
UGI Corp. 21,555 864,571
Unitil Corp. 1,212 61,703
York Water Co. (The) 1,200 40,296
TOTAL UTILITIES 17,203,976
TOTAL COMMON STOCKS 1,919,218,597
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*GameStop Corp. 10/30/26 2,821 11,002
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 01/04/27 4 62
Shares Value
HEALTH CARE — (Continued)
*<Imara, Inc. CVR 01/04/27 12 $ 5
*<Opiant Pharma, Inc. CVR
01/04/27 4 –
*Poseida Therapeutics, Inc. CVR
01/02/29 3,400 1,700
TOTAL HEALTH CARE 1,767
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 01/04/27 200 352
TOTAL RIGHTS/WARRANTS 13,121
TOTAL INVESTMENT SECURITIES — (97.9%)
(Cost $1,418,033,440) 1,919,231,718
SECURITIES LENDING COLLATERAL — (2.1%)
@§The DFA Short Term
Investment Fund 3,636,089 42,069,550
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,460,102,990) $ 1,961,301,268
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 208,351,800 $ — $ — $ 208,351,800
Consumer Discretionary ................ 220,867,321 — — 220,867,321
Consumer Staples .................... 85,535,174 — — 85,535,174
Energy ............................. 33,130,386 — — 33,130,386
Financials ........................... 334,854,979 — — 334,854,979
Health Care ......................... 208,677,472 — — 208,677,472
Industrials ........................... 256,788,253 — — 256,788,253
Information Technology ................ 497,699,206 29,193 — 497,728,399
Materials ........................... 49,179,166 — — 49,179,166
Real Estate .......................... 6,901,671 — — 6,901,671
Utilities ............................. 17,203,976 — — 17,203,976

20
Dimensional US Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Rights/Warrants
Consumer Discretionary ................ $ 11,002 $ — $ — $ 11,002
Health Care ......................... — 1,700 67 1,767
Information Technology ................ 352 — — 352
Securities Lending Collateral .............. — 42,069,550 — 42,069,550
Total Investments ....................... $1,919,200,758 $42,100,443 $67> $1,961,301,268
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.

21
Dimensional International Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (95.4%)
AUSTRALIA — (4.9%)
*29Metals, Ltd. 10,747 $ 3,576
*3P Learning, Ltd. 44 19
Acrow, Ltd. 224 162
Adairs, Ltd., Class B 23,258 28,513
*Aeris Resources, Ltd. 17,506 7,542
*Alkane Resources, Ltd. 220 223
#*Alkane Resources, Ltd. 1,910 2,188
ALS, Ltd., Registered 21,898 377,993
*AMA Group, Ltd. 4,589 2,411
Amotiv, Ltd. 15,803 92,884
AMP, Ltd. 300,382 356,683
Ampol, Ltd. 22,784 460,325
ANZ Group Holdings, Ltd. 75,857 1,950,297
*Arafura Rare Earths, Ltd. 37,377 6,022
ARB Corp., Ltd. 4,030 72,867
Aristocrat Leisure, Ltd. 22,818 856,165
ARN Media, Ltd. 408 106
#*Aroa Biosurgery, Ltd. 96 42
Atlas Arteria, Ltd., Class B 43,991 153,165
*Audinate Group, Ltd. 1,057 3,214
*Aurelia Metals, Ltd. 2,088 454
Aussie Broadband, Ltd. 17,505 55,430
*Austal, Ltd. 44,298 216,610
Austin Engineering, Ltd. 932 167
Australian Ethical Investment,
Ltd. 7,728 24,850
Autosports Group, Ltd. 80 215
*Baby Bunting Group, Ltd. 15,246 25,527
Bank of Queensland, Ltd. 86,534 411,619
Bapcor, Ltd. 18,188 27,267
Beacon Lighting Group, Ltd. 124 217
Bega Cheese, Ltd. 22,615 96,800
*Bellevue Gold, Ltd. 90,803 119,909
#Bendigo & Adelaide Bank,
Ltd. 24,715 189,936
#*Black Cat Syndicate, Ltd. 766 751
Brambles, Ltd. 91,904 1,442,187
#Bravura Solutions, Ltd. 27,949 39,942
#Breville Group, Ltd. 14,899 336,087
*Capricorn Metals, Ltd. 15,956 165,322
CAR Group, Ltd. 14,339 277,247
*Catalyst Metals, Ltd. 9,610 58,032
#*Catapult Sports, Ltd. 12,092 29,649
Cedar Woods Properties, Ltd. 11,161 63,254
Challenger, Ltd. 68,354 441,024
Champion Iron, Ltd. 38,479 158,504
#*Chrysos Corp., Ltd. 3,085 17,182
*ClearView Wealth, Ltd. 408 149
Cochlear, Ltd. 4,340 818,168
Codan, Ltd. 8,811 234,804
Cogstate, Ltd. 60 90
Coles Group, Ltd. 37,671 561,588
Commonwealth Bank of
Australia 31,706 3,317,530
Shares Value
AUSTRALIA — (Continued)
Computershare, Ltd. 42,424 $ 972,145
CSL, Ltd. 2,817 358,023
Dalrymple Bay Infrastructure,
Ltd. 51,722 176,096
Data#3, Ltd. 17,604 120,612
*Develop Global, Ltd. 13,294 49,080
Dicker Data, Ltd. 16,810 118,351
Downer EDI, Ltd. 39,606 223,355
Duratec, Ltd. 14 21
Eagers Automotive, Ltd. 15,227 286,203
*<Elanor Investor Group 84 9
#*Electro Optic Systems
Holdings, Ltd., Class B 5,344 32,496
#*Elevra Lithium, Ltd. 512 2,403
*Emeco Holdings, Ltd. 34,962 32,208
*Emerald Resources NL 44,290 231,154
#Endeavour Group, Ltd. 82,527 213,913
EQT Holdings, Ltd. 2,778 47,777
Evolution Mining, Ltd. 58,135 599,086
Fenix Resources, Ltd. 778 240
#Fiducian Group, Ltd. 20 151
Finbar Group, Ltd. 252 146
FleetPartners Group, Ltd. 14,841 29,735
Fleetwood, Ltd. 708 1,384
#Flight Centre Travel Group,
Ltd. 15,306 173,706
Fortescue, Ltd. 67,597 994,457
G8 Education, Ltd. 24,875 11,676
#*Genesis Minerals, Ltd. 47,798 254,150
GR Engineering Services, Ltd. 12,446 37,841
GrainCorp, Ltd., Class A 33,901 170,995
GWA Group, Ltd. 18,546 34,690
Hansen Technologies, Ltd. 12,672 44,032
Harvey Norman Holdings, Ltd. 33,030 149,942
Healius, Ltd. 5,241 3,304
Helia Group, Ltd. 38,718 158,404
HUB24, Ltd., Registered 5,165 367,225
*IGO, Ltd. 61,206 356,744
Imdex, Ltd. 53,332 141,601
*Immutep, Ltd. 40,010 11,072
*ImpediMed, Ltd. 656 11
*Insignia Financial, Ltd. 56,142 182,886
Insurance Australia Group, Ltd. 149,977 798,505
#Integral Diagnostics, Ltd. 24,208 44,432
#IPH, Ltd. 26,614 69,730
IRESS, Ltd. 25,925 148,200
IVE Group, Ltd. 13,780 29,057
*James Hardie Industries PLC 9,452 219,374
JB Hi-Fi, Ltd. 9,730 553,147
*Judo Capital Holdings, Ltd. 111,937 142,328
#Jumbo Interactive, Ltd.,
Registered 3,781 27,177
Jupiter Mines, Ltd. 7,887 1,519
#*Kelly Partners Group
Holdings, Ltd. 16 75

22
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
AUSTRALIA — (Continued)
*Kingsgate Consolidated, Ltd. 3,867 $ 17,663
#Kogan.com, Ltd. 8,715 22,406
#L1 Group, Ltd. 68,587 59,100
Lendlease Corp., Ltd. 66,089 224,085
Lindsay Australia, Ltd. 4,591 2,139
Lottery Corp., Ltd. (The) 156,348 564,077
Lovisa Holdings, Ltd. 5,367 116,518
Lycopodium, Ltd. 2,290 25,187
*Lynas Rare Earths, Ltd. 47,424 495,021
#*Mach7 Technologies, Ltd. 264 77
Macmahon Holdings, Ltd. 146,783 67,353
Macquarie Group, Ltd. 6,845 1,017,459
*Macquarie Technology
Group, Ltd. 399 19,572
Mader Group, Ltd. 812 4,670
Magellan Financial Group, Ltd. 30,560 186,899
McMillan Shakespeare, Ltd. 8,368 99,951
Medibank Pvt., Ltd. 192,707 623,704
#*Mesoblast, Ltd. 34,075 60,394
Metcash, Ltd. 190,579 443,254
#*Mineral Resources, Ltd. 7,314 292,826
Monadelphous Group, Ltd. 12,179 265,686
*Myer Holdings, Ltd. 74,182 22,606
MyState, Ltd. 9,364 29,389
#*Nanosonics, Ltd. 7,089 19,269
National Australia Bank, Ltd. 75,717 2,300,498
Netwealth Group, Ltd. 14,440 247,638
#*Neuren Pharmaceuticals,
Ltd. 4,268 49,902
NIB Holdings, Ltd. 65,303 307,884
Nick Scali, Ltd. 6,464 111,216
Northern Star Resources, Ltd. 26,669 540,685
*Nufarm, Ltd. 27,407 45,312
*Nuix, Ltd. 11,982 14,480
Objective Corp., Ltd. 2,291 24,395
*Ora Banda Mining, Ltd. 133,607 119,806
Orica, Ltd. 28,207 508,238
Orora, Ltd. 141,257 202,863
Peet, Ltd. 24,556 34,750
#*Peninsula Energy, Ltd. 559 358
*PeopleIN, Ltd. 2,266 1,087
Perenti, Ltd. 163,195 321,257
Perpetual, Ltd. 7,089 89,938
Perseus Mining, Ltd. 156,126 645,307
*PEXA Group, Ltd. 11,808 113,824
#Pinnacle Investment
Management Group, Ltd. 892 10,611
*PLS Group, Ltd. 129,617 389,546
Praemium, Ltd. 11,376 6,017
Premier Investments, Ltd. 5,275 49,481
Pro Medicus, Ltd. 5,206 671,497
#Propel Funeral Partners, Ltd. 9,922 34,268
#PWR Holdings, Ltd. 4,047 26,395
QBE Insurance Group, Ltd. 148,762 2,057,208
Ramelius Resources, Ltd. 59,982 198,336
#Ramsay Health Care, Ltd. 12,245 311,905
REA Group, Ltd. 3,478 462,328
Regis Healthcare, Ltd. 756 3,554
Shares Value
AUSTRALIA — (Continued)
Regis Resources, Ltd. 100,915 $ 569,810
Reliance Worldwide Corp., Ltd. 69,319 182,591
*Resolute Mining, Ltd. 131,367 125,160
Rio Tinto, Ltd. 2,313 245,567
*RPMGlobal Holdings, Ltd. 13,010 45,388
*Sandfire Resources, Ltd. 53,247 740,448
SEEK, Ltd. 23,034 338,382
Servcorp, Ltd. 4,434 23,949
Service Stream, Ltd. 71,776 114,645
Shaver Shop Group, Ltd. 88 92
#Sigma Healthcare, Ltd. 177,026 383,208
Sims, Ltd. 8,133 115,547
*SiteMinder, Ltd. 14,284 50,834
SmartGroup Corp., Ltd. 23,165 136,804
Sonic Healthcare, Ltd. 25,141 404,208
Southern Cross Electrical
Engineering, Ltd. 12,185 21,767
#Southern Cross Media
Group, Ltd. 3,074 1,378
SRG Global, Ltd. 55,070 116,509
*St. Barbara, Ltd. 15,292 7,820
Steadfast Group, Ltd. 84,302 308,872
Suncorp Group, Ltd. 63,084 751,289
Super Retail Group, Ltd. 14,513 149,456
#Supply Network, Ltd. 80 2,071
#*Syrah Resources, Ltd. 10,396 1,712
Tabcorp Holdings, Ltd. 211,798 131,312
Technology One, Ltd. 37,012 653,145
*Telix Pharmaceuticals, Ltd. 3,084 22,793
*Temple & Webster Group,
Ltd. 2,147 18,124
Transurban Group 43,452 424,642
#Treasury Wine Estates, Ltd.,
Class B 40,954 153,780
#*Tyro Payments, Ltd. 47,653 31,714
#Universal Store Holdings, Ltd. 64 373
*Vault Minerals, Ltd. 38,256 157,585
Ventia Services Group Pty,
Ltd. 81,578 330,324
ΩViva Energy Group, Ltd. 124,419 156,891
#*Vulcan Energy Resources,
Ltd. 29,206 82,250
#Vulcan Steel, Ltd. 10,344 50,363
Wagners Holding Co., Ltd. 3,506 8,793
#*WEB Travel Group, Ltd. 21,534 69,696
Webjet Group, Ltd. 13,322 7,513
Wesfarmers, Ltd. 24,059 1,404,994
*West African Resources, Ltd. 42,937 110,993
Westgold Resources, Ltd. 3,372 15,837
Westgold Resources, Ltd. 44,489 229,387
Westpac Banking Corp. 98,712 2,684,507
WiseTech Global, Ltd. 2,054 83,458
Woolworths Group, Ltd. 46,770 1,013,740
Worley, Ltd. 45,165 424,297
*Xero, Ltd. 10,866 713,641
TOTAL AUSTRALIA 50,523,324
AUSTRIA — (0.5%)
ANDRITZ AG 6,134 532,706

23
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
AUSTRIA — (Continued)
Ω*BAWAG Group AG 9,287 $ 1,518,040
CA Immobilien Anlagen AG 1,389 41,509
DO & CO AG 384 90,086
Erste Group Bank AG 11,681 1,521,651
*Eurotelesites AG 8,598 43,472
EVN AG 796 26,941
*FACC AG 1,097 14,721
Palfinger AG 1,104 47,544
Porr AG 1,547 64,138
Raiffeisen Bank International
AG, Class V 2,287 116,121
SBO AG 1,050 39,598
Strabag SE, Class BR 2,073 215,763
Telekom Austria AG, Class A 7,744 82,638
#*UBM Development AG 8 189
UNIQA Insurance Group AG 13,308 247,611
Verbund AG 3,902 287,574
Vienna Insurance Group AG
Wiener Versicherung Gruppe 2,602 205,231
Wienerberger AG 6,454 214,217
Zumtobel Group AG 44 187
TOTAL AUSTRIA 5,309,937
BELGIUM — (1.0%)
Anheuser-Busch InBev SA/NV 9,610 686,870
*Argenx SE 14 11,722
*Argenx SE, Sponsored ADR 1,581 1,328,830
Azelis Group NV 2,196 21,840
Barco NV 4,183 57,925
Bekaert SA 2,100 103,678
*bpost SA 8,494 22,029
Cie d'Entreprises CFE 8 87
Colruyt Group NV 5,401 207,923
Deceuninck NV 96 263
D'ieteren Group 1,749 401,368
Econocom Group SA/NV 9,659 20,109
Elia Group SA/NV, Class B 3,297 479,696
EVS Broadcast Equipment SA 842 36,411
Fagron 6,919 182,322
*Immobel SA 8 230
#Ion Beam Applications 71 1,280
Jensen-Group NV 4 300
KBC Group NV 19,421 2,747,100
Lotus Bakeries NV 28 329,772
Melexis NV 1,806 136,968
Proximus SADP 17,682 161,658
#Recticel SA 3,506 42,627
Syensqo SA 4,481 378,597
Tessenderlo Group SA 1,399 45,686
UCB SA 7,462 2,267,238
Umicore SA 10,594 253,324
Van de Velde NV 8 288
VGP NV 1,120 137,772
Viohalco SA 76 1,166
TOTAL BELGIUM 10,065,079
CANADA — (10.8%)
*5N Plus, Inc. 12,897 229,339
Acadian Timber Corp. 20 238
Shares Value
CANADA — (Continued)
*ACT Energy Technologies,
Ltd. 3,800 $ 16,248
ADENTRA, Inc. 2,580 68,970
Aecon Group, Inc. 5,011 130,627
Ag Growth International, Inc. 1,170 25,108
AGF Management, Ltd., Class
B 3,200 42,890
#Agnico Eagle Mines, Ltd. 17,114 3,260,217
Agnico Eagle Mines, Ltd. 16 3,058
AirBoss of America Corp. 56 193
Alamos Gold, Inc., Class B 50,383 1,859,133
*Allied Gold Corp. 839 26,387
*Allied Gold Corp. 4,471 141,874
AltaGas, Ltd. 23,659 717,554
Altus Group, Ltd. 3,478 118,660
Amerigo Resources, Ltd. 402 1,651
Andrew Peller, Ltd., Class A 56 216
*Aritzia, Inc., Class B 10,113 801,557
Atco, Ltd., Class I 6,245 272,647
AtkinsRealis Group, Inc. 15,105 1,065,933
*ATS Corp. 1,960 56,014
*ATS Corp. 3,175 90,361
*AutoCanada, Inc. 1,219 25,079
B2Gold Corp. 919 4,499
B2Gold Corp. 40,362 197,774
Badger Infrastructure
Solutions, Ltd. 1,704 96,881
Bank of Montreal 14,525 1,988,332
Bank of Montreal 9,729 1,324,603
Bank of Nova Scotia (The) 35,242 2,633,282
Bank of Nova Scotia (The) 5,716 429,708
*Bausch Health Cos., Inc. 4,826 27,834
*Bausch Health Cos., Inc. 10,402 59,708
BCE, Inc. 340 8,838
BCE, Inc. 6,043 156,272
Bird Construction, Inc. 7,691 171,296
*Bitfarms, Ltd. 3,969 9,262
#*Bitfarms, Ltd. 22,294 52,168
Black Diamond Group, Ltd. 4,248 51,761
#*BlackBerry, Ltd. 7,697 27,478
*BlackBerry, Ltd. 12,283 43,993
*Bombardier, Inc., Class A 204 35,252
#*Bombardier, Inc., Class B 8,022 1,377,984
#Boralex, Inc., Class A 12,790 238,487
BOYD GROUP, Inc. 1,689 278,355
Brookfield Corp., ADR 48,994 2,231,677
Brookfield Corp., Class A 2,366 108,450
Brookfield Infrastructure Corp. 8,472 405,385
#Brookfield Renewable Corp. 13,303 553,937
*Brookfield Wealth Solutions,
Ltd. 34 1,560
*Brookfield Wealth Solutions,
Ltd. 1,460 66,620
BRP, Inc. 2,368 178,476
*CAE, Inc. 17,399 557,464
Calian Group, Ltd. 1,521 75,716
Cameco Corp. 7,562 933,075
Cameco Corp. 94 11,690
Canaccord Genuity Group, Inc. 1,072 9,389

24
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
CANADA — (Continued)
*Canada Goose Holdings, Inc. 5,022 $ 61,068
*Canada Goose Holdings, Inc. 63 769
Canadian Imperial Bank of
Commerce 7,394 687,118
#Canadian Imperial Bank of
Commerce 25,641 2,368,972
Canadian Tire Corp., Ltd.,
Class A 5,485 678,542
Canadian Utilities, Ltd., Class
A 8,101 263,642
*Canfor Corp. 5,386 57,036
*Capstone Copper Corp. 8,920 99,400
Cascades, Inc. 5,274 49,813
CCL Industries, Inc., Class B 15,909 964,068
*Celestica, Inc. 6,915 1,943,046
*Celestica, Inc. 93 26,278
Centerra Gold, Inc. 35,503 598,031
CES Energy Solutions Corp. 33,612 352,465
CGI, Inc. 9,007 772,620
*Cineplex, Inc. 1,349 9,603
Cogeco Communications, Inc. 2,112 102,360
Cogeco, Inc. 186 9,172
Colliers International Group,
Inc. 4,866 665,182
Computer Modelling Group,
Ltd. 5,966 21,280
Constellation Software, Inc. 689 1,278,610
Corby Spirit and Wine, Ltd. 46 471
*Cronos Group, Inc. 7,863 19,736
Definity Financial Corp. 11,396 560,816
*Descartes Systems Group,
Inc. (The) 3,616 270,332
*Docebo, Inc. 390 7,670
Dollarama, Inc. 15,059 2,040,635
Doman Building Materials
Group, Ltd. 7,521 53,374
*Dorel Industries, Inc., Class B 28 41
DPM Metals, Inc. 7,204 252,750
DREAM Unlimited Corp.,
Class A 2,447 35,436
Dye & Durham, Ltd. 1,690 5,204
Dynacor Group, Inc. 24 108
E-L Financial Corp., Ltd. 10,644 136,376
*Eldorado Gold Corp. 22,291 956,730
*Eldorado Gold Corp., Class B 86 3,710
*Electrovaya, Inc. 2,100 22,743
Element Fleet Management
Corp. 63,974 1,629,881
Empire Co., Ltd., Class A 15,902 522,336
Enbridge, Inc. 26,185 1,278,875
Enbridge, Inc. 17 835
Endeavour Mining PLC 18,397 1,009,957
Enerflex, Ltd. 5,172 94,958
Enerflex, Ltd. 18,525 341,868
*Ensign Energy Services, Inc. 3,759 8,744
EQB, Inc. 4,120 323,083
*Equinox Gold Corp. 33,784 483,111
*Equinox Gold Corp. 11,101 159,692
*ERO Copper Corp. 11,099 371,928
Shares Value
CANADA — (Continued)
#*ERO Copper Corp. 579 $ 19,532
Evertz Technologies, Ltd. 44 470
Extendicare, Inc. 4,813 82,423
Fairfax Financial Holdings, Ltd. 1,238 2,054,386
Finning International, Inc. 17,488 1,102,758
First Majestic Silver Corp. 31,287 652,021
First Majestic Silver Corp. 93 1,947
*First Quantum Minerals, Ltd. 2,996 85,158
FirstService Corp., Class WI 3,181 493,882
*Foraco International SA 180 385
#*Fortuna Mining Corp. 46,219 452,022
*GDI Integrated Facility
Services, Inc. 194 5,211
George Weston, Ltd. 12,378 868,101
Gibson Energy, Inc. 35,317 699,220
*GoGold Resources, Inc. 25,153 59,253
Great-West Lifeco, Inc. 10,995 517,536
Hammond Power Solutions,
Inc., Class A 781 103,560
High Liner Foods, Inc. 1,400 16,025
Hudbay Minerals, Inc. 50,097 1,186,297
Hudbay Minerals, Inc., Class A 117 2,786
ΩHydro One, Ltd., Class R 14,826 589,361
#*i-80 Gold Corp. 15,700 24,963
iA Financial Corp., Inc. 9,478 1,171,040
*IAMGOLD Corp. 24,395 443,501
Information Services Corp.,
Class A 1,832 58,986
Intact Financial Corp. 10,551 1,931,616
*Interfor Corp. 1,858 13,954
ΩJamieson Wellness, Inc. 2,868 73,386
*K92 Mining, Inc. 25,329 478,093
K-Bro Linen, Inc. 612 15,420
#Keyera Corp. 20,518 698,656
Kinross Gold Corp. 58,585 1,848,943
Kinross Gold Corp. 2,240 70,931
*Knight Therapeutics, Inc. 3,300 14,134
Lassonde Industries, Inc.,
Class A 200 32,640
Laurentian Bank of Canada 7,273 214,836
Leon's Furniture, Ltd. 1,000 20,323
*Lightspeed Commerce, Inc. 9,769 105,505
*Lightspeed Commerce, Inc. 54 586
Linamar Corp. 1,995 127,171
Loblaw Cos., Ltd. 22,942 1,038,036
Lundin Gold, Inc. 15,932 1,201,003
Lundin Mining Corp.,
Registered 57,973 1,470,570
Magna International, Inc. 15,998 818,138
Mainstreet Equity Corp. 200 25,790
*Major Drilling Group
International, Inc. 5,931 65,435
Martinrea International, Inc. 3,945 28,288
*Mattr Corp. 6,209 37,690
*MDA Space, Ltd. 9,700 275,280
Melcor Developments, Ltd. 44 527
Metro, Inc., Class A 19,656 1,312,045
Morguard Corp. 32 2,789
National Bank of Canada 23,201 2,779,871

25
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
CANADA — (Continued)
Neo Performance Materials,
Inc. 2,944 $ 41,655
*New Gold, Inc. 12,162 122,864
*New Gold, Inc. 92,291 925,679
*NFI Group, Inc. 4,634 56,601
North West Co., Inc. (The) 7,159 256,987
Nutrien, Ltd. 11,140 767,435
OceanaGold Corp. 26,729 870,866
#Open Text Corp. 23,306 595,002
OR Royalties, Inc. 100 3,965
OR Royalties, Inc. 11,331 446,895
Pan American Silver Corp. 30,067 1,641,658
Pason Systems, Inc. 13,114 116,890
Pet Valu Holdings, Ltd. 3,257 65,662
PHX Energy Services Corp. 5,415 33,470
Pollard Banknote, Ltd. 34 474
*Precision Drilling Corp. 763 60,842
*Precision Drilling Corp. 1,701 136,417
#Premium Brands Holdings
Corp. 4,167 288,027
Pulse Seismic, Inc. 52 147
Quebecor, Inc., Class B 19,210 704,620
RB Global, Inc. 149 17,007
RB Global, Inc. 6,457 733,322
*Real Matters, Inc. 2,849 13,086
Restaurant Brands
International, Inc. 15,664 1,049,331
Richelieu Hardware, Ltd. 5,093 153,149
Rogers Communications, Inc.,
Class B 19,270 728,599
Rogers Communications, Inc.,
Class B 5,544 210,436
Royal Bank of Canada 12,817 2,130,570
Royal Bank of Canada 44,197 7,399,730
Russel Metals, Inc. 8,308 296,024
*Sangoma Technologies Corp. 20 93
Saputo, Inc. 6,751 204,801
Savaria Corp. 3,147 55,078
Secure Waste Infrastructure
Corp. 36,540 474,104
*Shopify, Inc., Class A 24,301 3,189,020
Sienna Senior Living, Inc. 5,376 84,204
South Bow Corp. 5,673 161,113
ΩSpin Master Corp. 3,325 45,695
Sprott, Inc. 27 3,329
Sprott, Inc. 1,804 221,315
*SSR Mining, Inc. 14,035 321,712
Stantec, Inc. 467 46,536
Stantec, Inc. 10,987 1,088,592
Stella-Jones, Inc. 5,666 382,015
StorageVault Canada, Inc.,
Class B 13,252 48,540
Sun Life Financial, Inc. 22,643 1,427,415
Sun Life Financial, Inc. 8,670 549,338
Superior Plus Corp. 25,466 137,283
Supremex, Inc. 36 98
Taiga Building Products, Ltd. 72 186
*Taseko Mines, Ltd. 385 2,943
*Taseko Mines, Ltd. 9,139 69,639
Shares Value
CANADA — (Continued)
Teck Resources, Ltd., Class B 7,023 $ 377,556
TerraVest Industries, Inc. 1,775 184,899
TFI International, Inc. 1,281 137,772
#Thomson Reuters Corp. 4,977 550,606
*Tidewater Midstream and
Infrastructure, Ltd. 291 1,231
#*Tilray Brands, Inc. 270 2,014
TMX Group, Ltd. 14,638 543,405
Torex Gold Resources, Inc. 9,852 476,831
Toromont Industries, Ltd. 8,187 1,048,654
Toronto-Dominion Bank (The) 8,000 751,822
#Toronto-Dominion Bank (The) 44,463 4,156,846
Total Energy Services, Inc. 6,427 78,264
Transcontinental, Inc., Class A 8,922 152,197
Trican Well Service, Ltd. 23,119 119,338
Triple Flag Precious Metals
Corp. 3,653 123,179
Triple Flag Precious Metals
Corp. 312 10,578
*Trisura Group, Ltd. 3,003 92,098
Vecima Networks, Inc. 4 30
*<Victoria Gold Corp. 80 5
*Viemed Healthcare, Inc. 723 5,545
*Vitalhub Corp. 144 897
Wajax Corp. 2,206 46,054
*Well Health Technologies
Corp. 25,022 73,173
*Wesdome Gold Mines, Ltd. 24,440 402,295
#West Fraser Timber Co., Ltd. 3,993 272,961
West Fraser Timber Co., Ltd. 37 2,541
Wheaton Precious Metals
Corp. 13,237 1,745,563
Winpak, Ltd. 2,967 94,237
WSP Global, Inc. 6,935 1,348,078
Yellow Pages, Ltd. 43 371
TOTAL CANADA 111,473,614
DENMARK — (2.5%)
AL Sydbank 6,717 611,541
*ALK-Abello A/S 8,674 286,867
Alm Brand A/S 70,822 196,878
Ambu A/S, Class B 10,220 138,553
*Bang & Olufsen A/S 15,710 29,182
*Bavarian Nordic A/S 8,825 269,929
Carlsberg A/S, Class B 4,522 614,488
#cBrain A/S 360 4,663
Chemometec A/S 845 82,047
Coloplast A/S, Class B 5,135 438,469
Columbus A/S 136 216
Danske Bank A/S 39,690 2,032,807
*Demant A/S 8,113 284,857
DSV A/S 5,373 1,514,184
FLSmidth & Co. A/S 5,193 447,972
*Genmab A/S 4,991 1,607,692
#*GN Store Nord A/S 14,077 249,036
H Lundbeck A/S, Class A 24,017 161,154
H Lundbeck A/S, Class A 4,752 27,897
#*H+H International A/S, Class
B 227 3,374

26
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
DENMARK — (Continued)
ISS A/S 18,278 $ 695,922
Jyske Bank A/S, Registered 6,855 1,001,953
#Matas A/S 4,270 65,711
MT Hoejgaard Holding A/S 8 702
Ω#*Netcompany Group A/S 5,392 285,697
*Nilfisk Holding A/S, Class B 613 13,633
*NKT A/S 5,316 699,518
Ω*NNIT A/S 32 234
Novo Nordisk A/S, Class B 129,418 7,619,069
Novonesis Novozymes B,
Class B 20,862 1,281,857
Ω*Orsted A/S 9,145 206,291
Pandora A/S 5,161 418,490
Per Aarsleff Holding A/S 1,541 220,697
Ringkjoebing Landbobank A/S 2,861 724,685
Royal Unibrew A/S 4,602 433,279
*RTX A/S 12 219
Schouw & Co. A/S 1,137 120,453
#Solar A/S, Class B 606 21,529
SP Group A/S 1,565 91,249
Sparekassen Sjaelland-Fyn
A/S 353 21,004
TCM Group A/S 24 258
#Tivoli A/S 130 12,799
*Trifork Group AG 775 11,606
Tryg A/S 31,299 763,378
Vestas Wind Systems A/S 59,550 1,818,129
TOTAL DENMARK 25,530,168
FINLAND — (2.0%)
Aktia Bank OYJ 3,425 50,117
Alma Media OYJ 1,874 30,766
Anora Group OYJ 1,205 6,171
*Citycon OYJ 1,294 5,853
Digia OYJ 20 151
Elisa OYJ 10,391 459,361
ΩEnento Group OYJ 1,628 29,981
eQ OYJ 12 156
Fiskars OYJ Abp 1,017 14,736
#Fortum OYJ 31,820 753,879
F-Secure OYJ 9,622 21,612
Gofore OYJ 188 2,974
Harvia OYJ 1,099 53,605
Hiab OYJ, Class B 5,277 314,518
Huhtamaki OYJ 10,644 375,069
*Incap OYJ 934 10,956
Kalmar OYJ, Class B 3,249 166,744
#Kamux Corp. 387 1,054
Kemira OYJ 16,354 385,805
Kesko OYJ, Class A 13,692 343,693
Kesko OYJ, Class B 47,797 1,213,434
*Kojamo OYJ 8,130 92,173
Kone OYJ, Class B 17,340 1,250,507
Konecranes OYJ 6,128 724,282
*Lassila & Tikanoja OYJ 2,123 18,942
*Lindex Group OYJ 9,026 26,469
Luotea PLC 2,123 7,299
Mandatum OYJ 58,606 479,680
Marimekko OYJ 2,546 38,951
Shares Value
FINLAND — (Continued)
Metso OYJ 75,357 $ 1,480,550
Neste OYJ 18,502 474,557
Nokia OYJ 78,000 503,310
Nokia OYJ, Sponsored ADR 37,151 238,881
#Nokian Renkaat OYJ 8,049 103,703
Nordea Bank Abp 217,294 4,217,507
Olvi OYJ, Class A 921 36,650
#Oma Saastopankki OYJ 37 564
Oriola OYJ, Class B 1,873 2,598
Orion OYJ, Class A 1,599 131,636
Orion OYJ, Class B 10,837 897,948
Outokumpu OYJ 33,694 190,881
Pihlajalinna OYJ 1,040 17,817
#Ponsse OYJ 20 609
Puuilo OYJ 5,651 82,757
#*QT Group OYJ 1,066 33,683
Raisio OYJ, Class V 15,352 50,042
*Rapala VMC OYJ 16 24
Revenio Group OYJ 2,116 50,472
Sampo OYJ, Class A 140,411 1,570,182
Sampo OYJ, Class A 13,425 150,093
Sanoma OYJ 8,642 99,211
Scanfil OYJ 967 12,999
Stora Enso OYJ, Class R 50,097 580,366
#Talenom OYJ 24 73
ΩTerveystalo OYJ 20,050 241,865
TietoEVRY OYJ 11,904 259,441
#UPM-Kymmene OYJ 16,802 467,133
Vaisala OYJ, Class A 2,261 112,972
Valmet OYJ 13,629 469,066
Wartsila OYJ Abp 42,809 1,741,735
*YIT OYJ 9,265 34,014
TOTAL FINLAND 21,132,277
FRANCE — (7.7%)
*74Software SA 33 1,433
Aeroports de Paris SA 3,065 406,562
Airbus SE 18,445 4,243,811
AKWEL SADIR, Class B 8 75
*Alstom SA 30,082 966,970
Alten SA 3,667 360,339
ΩAmundi SA 7,323 652,952
Arkema SA 3,758 227,336
Assystem SA 73 4,121
Aubay 134 9,549
AXA SA 42,566 1,946,051
ΩAyvens SA 34,701 505,707
*Bastide le Confort Medical 4 111
Beneteau SACA 2,752 25,962
BioMerieux 2,693 313,326
BNP Paribas SA 27,911 3,028,246
Boiron SA, Class A 8 285
Bouygues SA 13,560 735,768
Bureau Veritas SA 29,262 943,396
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 120 11,492
Capgemini SE 8,889 1,387,419
Carrefour SA 62,244 1,024,836

27
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
FRANCE — (Continued)
CBo Territoria 68 $ 301
Cie des Alpes 1,673 51,748
*Claranova SE, Registered 100 150
*Clariane SE 4,060 18,402
Coface SA 14,447 265,023
Credit Agricole SA 31,801 691,194
Danone SA 11,218 878,671
Dassault Aviation SA 1,019 387,680
Dassault Systemes SE 22,498 621,480
Derichebourg SA 8,278 78,390
Edenred SE 1,536 32,289
Eiffage SA, Class P 8,485 1,261,273
*Ekinops SAS 20 55
Electricite de Strasbourg SA,
Class B 76 19,710
Ω*Elior Group SA 12,487 42,367
Elis SA 7,267 211,808
*Emeis SA 4,670 75,668
EssilorLuxottica SA, Class B 2,377 729,292
Eurofins Scientific SE 7,058 572,143
ΩEuronext NV 3,369 472,537
Exosens SAS 1,297 83,167
FDJ UNITED 15,578 414,015
*FIGEAC-AERO 784 10,026
Fnac Darty SA 2,008 84,803
*Forvia SE 12,964 212,910
Gaztransport Et Technigaz SA 5,044 1,089,112
Getlink SE 17,257 343,054
GL Events SACA 428 16,395
Groupe Crit SA 145 10,971
Groupe SFPI 56 113
Hermes International SCA 1,700 4,103,476
*ID Logistics Group SACA 179 87,309
Imerys SA 818 25,535
Infotel SA 683 35,426
Interparfums SA 2,722 83,093
Ipsen SA 4,080 667,882
IPSOS SA 4,525 192,933
Jacquet Metals SACA 1,466 40,462
JCDecaux SE 7,487 148,479
Kaufman & Broad SA 1,568 58,573
Kering SA, Class A 2,537 797,245
Laurent-Perrier 44 4,732
Legrand SA 11,421 1,834,251
Linedata Services 1 51
LISI SA 377 23,995
LNA Sante SA 350 9,702
L'Oreal SA 11,246 5,177,618
*Lumibird 12 337
LVMH Moet Hennessy Louis
Vuitton SE 11,474 7,465,239
Ω*Maisons du Monde SA 604 1,150
Manitou BF SA 1,443 38,196
Metropole Television SA 4,982 71,596
Nexans SA 3,968 627,361
*Nexity SA 4,182 47,512
North Atlantic Energies 290 16,215
Opmobility 3,859 74,235
Shares Value
FRANCE — (Continued)
Orange SA 199,019 $ 3,698,252
Pernod Ricard SA 3,612 322,621
Pluxee NV 2,949 39,188
Publicis Groupe SA 16,336 1,636,360
Quadient SA 1,983 37,604
#Remy Cointreau SA 2,527 120,491
Renault SA 16,900 640,953
Rexel SA 22,075 933,338
Robertet SA, Class A 74 74,477
Rubis SCA 10,294 418,824
Safran SA 13,031 4,666,220
Sanofi SA 27,326 2,574,674
Sartorius Stedim Biotech 631 141,351
Schneider Electric SE 12,521 3,609,220
SCOR SE 26,346 861,923
SEB SA 1,070 60,642
SES SA, Class A 37,734 310,642
Ω*SMCP SA 1,727 12,615
Societe BIC SA 2,495 161,469
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 4 626
Societe Generale SA 37,563 3,297,901
*SOITEC 34 1,066
Sopra Steria Group 1,570 288,008
SPIE SA 17,085 939,027
Stef SA 89 13,256
Sword Group 366 15,893
Synergie SE 20 730
Technip Energies NV 20,930 822,679
Teleperformance SE 4,078 264,887
Television Francaise 1 SA 6,128 59,452
Thales SA 4,356 1,326,627
Thermador Groupe 664 62,168
Trigano SA 925 185,093
Valeo SE 18,329 257,737
Vallourec SACA 18,611 395,432
Veolia Environnement SA 5,685 213,920
Vetoquinol SA 121 12,509
VIEL & Cie SA 831 17,844
Vinci SA 18,319 2,640,257
Virbac SACA 195 81,542
*Viridien 1,484 224,388
Vivendi SE 74,377 208,289
#*Voltalia SA, Registered 3,098 26,167
Vusion 984 153,468
#Wavestone 610 43,759
TOTAL FRANCE 78,976,686
GERMANY — (7.0%)
*7C Solarparken AG 913 1,838
Adesso SE 374 36,173
adidas AG 8,343 1,480,357
Adtran Networks SE 754 19,913
AIXTRON SE 5,297 122,031
All for One Group SE 4 191
#Allgeier SE 12 320
Allianz SE, Registered 7,016 3,103,273
Alzchem Group AG 227 41,750

28
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
GERMANY — (Continued)
Atoss Software SE 669 $ 77,598
ΩAumann AG 91 1,520
*Aumovio SE 3,217 155,840
Aurubis AG 2,875 548,609
Bayerische Motoren Werke AG 11,812 1,228,444
#Bechtle AG 7,228 376,972
Beiersdorf AG 4,446 531,301
Bijou Brigitte AG 18 927
Bilfinger SE 1,830 257,983
Borussia Dortmund GmbH &
Co. KGaA 9,631 37,352
#Brenntag SE 11,116 679,724
#CANCOM SE 3,676 124,417
Carl Zeiss Meditec AG, Class
BR 2,363 78,712
*CECONOMY AG 19,837 105,252
*CENIT AG 4 33
Cewe Stiftung & Co. KGAA 638 76,659
Commerzbank AG 35,445 1,462,784
Continental AG 6,435 510,158
CTS Eventim AG & Co. KGaA 5,998 506,267
Daimler Truck Holding AG 41,308 2,012,867
Ω#*Delivery Hero SE, Class A 4,589 128,840
Dermapharm Holding SE 726 30,099
Deutsche Bank AG,
Registered 40,798 1,616,233
*Deutsche Bank AG,
Registered Sponsored 7,252 284,423
Deutsche Boerse AG 8,620 2,187,354
Deutsche Post AG 32,426 1,825,404
Deutsche Telekom AG 65,101 2,181,702
Deutsche Wohnen SE 1,685 41,996
Deutz AG 10,468 134,869
Draegerwerk AG & Co. KGaA 180 15,204
Duerr AG 7,965 213,201
ΩDWS Group GmbH & Co.
KGaA 4,980 366,133
E.ON SE 217,193 4,616,042
Eckert & Ziegler SE 3,405 60,640
Elmos Semiconductor SE 656 90,060
ElringKlinger AG 283 1,434
#Energiekontor AG 408 18,614
Evonik Industries AG 12,633 196,879
*Evotec SE 9,212 68,144
Fabasoft AG 656 12,018
Fielmann Group AG 1,314 64,717
flatexDEGIRO SE 8,563 419,297
#*Fraport AG Frankfurt Airport
Services Worldwide 2,970 275,949
Freenet AG 14,314 517,333
Fresenius Medical Care AG 10,013 451,584
Fresenius SE & Co. KGaA 9,595 538,890
Friedrich Vorwerk Group SE 1,100 118,299
FUCHS SE 3,656 129,612
GEA Group AG 21,029 1,511,042
Gesco SE 36 645
#GFT Technologies SE 1,838 45,590
*Grand City Properties SA 4,601 51,726
Shares Value
GERMANY — (Continued)
*Heidelberger Druckmaschinen
AG 21,856 $ 47,894
*HelloFresh SE 6,132 40,545
Henkel AG & Co. KGaA 4,618 382,645
#Hensoldt AG 6,583 655,105
Hornbach Holding AG & Co.
KGaA 1,274 122,311
#HUGO BOSS AG 6,362 264,900
Indus Holding AG 2,121 81,123
Infineon Technologies AG 43,344 2,145,595
Init Innovation in Traffic
Systems SE 568 32,435
ΩInstone Real Estate Group
SE 3,629 37,085
*IONOS Group SE 3,913 126,852
IVU Traffic Technologies AG 685 17,113
Jenoptik AG 4,653 147,575
ΩJOST Werke SE 918 68,475
K+S AG, Registered 7,602 124,985
KION Group AG 7,826 555,821
#Kloeckner & Co. SE 2,852 37,390
Knorr-Bremse AG 9,518 1,114,763
*Koenig & Bauer AG 28 310
#Kontron AG 5,206 145,172
Krones AG 1,613 260,588
KWS Saat SE & Co. KGaA 919 81,888
LANXESS AG 6,328 131,441
LEG Immobilien SE,
Registered 36 2,604
#Leifheit AG 8 146
*LPKF Laser & Electronics SE 1,126 10,462
*MAX Automation SE 28 149
#*Medios AG 1,534 29,199
#Mercedes-Benz Group AG 29,475 2,026,411
Merck KGaA 996 148,764
MLP SE 3,233 28,346
MTU Aero Engines AG 4,678 2,084,169
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,683 2,854,659
Nagarro SE 1,124 95,006
Nemetschek SE 5,493 483,247
*Nordex SE 9,884 397,439
#Norma Group SE 1,845 32,177
*Pentixapharm Holding AG 869 1,958
Pfeiffer Vacuum Technology
AG 108 21,071
#QIAGEN NV 373 19,800
QIAGEN NV 17,662 947,919
#Rational AG 683 550,898
RENK Group AG 7,879 506,626
Rheinmetall AG 1,677 3,554,183
#RTL Group SA 3,546 155,452
SAF-Holland SE 1,967 39,734
SAP SE 20,042 4,066,672
SAP SE, Sponsored ADR 586 117,809
Schaeffler AG 10,182 120,828
ΩScout24 SE 6,321 632,040

29
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
GERMANY — (Continued)
Secunet Security Networks AG 109 $ 30,862
Siemens AG, Registered 18,696 5,700,570
*Siemens Energy AG 27,224 4,681,564
ΩSiemens Healthineers AG 8,901 446,543
Sixt SE 2,040 160,782
#*SMA Solar Technology AG 966 42,406
STRATEC SE 69 1,835
#Stroeer SE & Co. KGaA 2,303 92,467
#SUSS MicroTec SE 1,270 75,211
Symrise AG, Class A 12,242 1,034,900
TAG Immobilien AG 19,766 336,025
Talanx AG 6,054 767,031
Technotrans SE 8 317
United Internet AG 9,195 300,819
*Verbio SE 1,359 40,322
Volkswagen AG, Registered,
Class R 1,285 157,304
Vossloh AG 699 67,523
#Wacker Chemie AG 729 59,537
Wacker Neuson SE 3,006 69,162
Washtec AG 1,102 63,059
*Westwing Group SE 1,234 21,066
Wuestenrot &
Wuerttembergische AG 2,682 47,924
Ω*Zalando SE 22,192 642,596
Zeal Network SE 361 20,872
TOTAL GERMANY 72,203,714
HONG KONG — (0.9%)
AIA Group, Ltd. 283,200 3,276,326
ASMPT, Ltd. 17,100 227,498
Bank of East Asia, Ltd. (The) 23,600 45,086
BOC Hong Kong Holdings, Ltd. 73,500 388,125
ΩBudweiser Brewing Co.
APAC, Ltd. 47,500 46,833
Chow Sang Sang Holdings
International, Ltd. 28,000 52,560
CK Asset Holdings, Ltd. 50,500 296,416
#*Cowell e Holdings, Inc. 7,000 27,141
ΩCrystal International Group,
Ltd. 29,000 27,293
CTF Services, Ltd. 65,456 76,606
Dah Sing Banking Group, Ltd. 25,600 36,517
Dah Sing Financial Holdings,
Ltd. 13,200 63,890
*Deep Source Holdings, Ltd. 440,000 46,762
*Far East Consortium
International, Ltd. 2,042 217
Great Eagle Holdings, Ltd. 23,000 47,563
Guoco Group, Ltd. 3,000 27,408
#Guotai Junan International
Holdings, Ltd. 290,000 99,146
Hang Lung Group, Ltd. 42,000 90,510
Hang Lung Properties, Ltd. 113,451 137,134
HKT Trust & HKT, Ltd., Class
SS 169,000 253,185
Hong Kong Technology
Venture Co., Ltd. 20,000 3,662
Hysan Development Co., Ltd. 34,000 93,340
Shares Value
HONG KONG — (Continued)
IGG, Inc. 60,000 $ 28,349
ΩImpro Precision Industries,
Ltd. 1,000 821
Johnson Electric Holdings, Ltd. 49,000 169,279
Kerry Properties, Ltd. 40,000 121,490
KLN Logistics Group, Ltd. 25,000 22,600
Kowloon Development Co.,
Ltd. 6,660 4,196
Luk Fook Holdings
International, Ltd. 29,000 119,346
Man Wah Holdings, Ltd. 72,000 44,621
#*Melco International
Development, Ltd. 34,000 18,416
MGM China Holdings, Ltd. 43,600 69,785
#MTR Corp., Ltd. 15,500 68,631
NagaCorp, Ltd. 46,000 27,095
*New World Development Co.,
Ltd. 100,000 145,716
Oriental Watch Holdings 22,000 9,606
PAX Global Technology, Ltd. 100,000 63,127
PCCW, Ltd. 140,000 104,511
Pico Far East Holdings, Ltd. 58,000 20,869
Plover Bay Technologies, Ltd. 17,000 15,172
PRADA SpA 43,400 222,510
Sa Sa International Holdings,
Ltd. 8,000 604
ΩSamsonite Group SA 103,200 261,380
Sands China, Ltd. 72,000 157,005
#*SJM Holdings, Ltd. 141,000 43,331
Sun Hung Kai Properties, Ltd. 30,500 490,909
Swire Pacific, Ltd., Class A 13,500 130,338
Swire Pacific, Ltd., Class B 22,500 36,560
Swire Properties, Ltd. 18,200 55,278
Techtronic Industries Co., Ltd. 60,500 825,032
*Television Broadcasts, Ltd. 16,700 6,501
*Viva Goods Company, Ltd. 208,000 17,045
#*Vobile Group, Ltd. 22,000 13,634
VSTECS Holdings, Ltd. 44,000 43,720
VTech Holdings, Ltd. 12,300 95,994
Wharf Real Estate Investment
Co., Ltd. 73,000 254,061
Wynn Macau, Ltd., Class B 71,200 52,787
*Yunfeng Financial Group, Ltd. 4,000 1,659
TOTAL HONG KONG 9,125,196
IRELAND — (0.6%)
AIB Group PLC 212,901 2,393,484
Bank of Ireland Group PLC 87,973 1,794,353
Cairn Homes PLC 74,824 186,041
FBD Holdings PLC 2,779 53,558
Glanbia PLC 6,192 119,556
Ω*Glenveagh Properties PLC 49,218 114,645
Kerry Group PLC, Class A 4,636 412,540
Kingspan Group PLC 11,290 987,193
*Permanent TSB Group
Holdings PLC 705 2,600
TOTAL IRELAND 6,063,970
ISRAEL — (1.0%)
Africa Israel Residences, Ltd. 366 34,404

30
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
ISRAEL — (Continued)
*Airport City, Ltd. 2,777 $ 52,037
Altshuler Shaham Finance,
Ltd. 6,485 13,155
Arad, Ltd. 20 336
*Argo Properties NV 682 27,652
*Ashdod Refinery, Ltd. 246 5,065
Ashtrom Group, Ltd. 2,649 58,896
#Aura Investments, Ltd. 13,401 94,966
Ayalon Holdings, Ltd. 719 21,867
Azorim-Investment
Development & Construction
Co., Ltd. 5,022 32,257
Azrieli Group, Ltd. 502 67,818
Bank Hapoalim BM 25,425 632,416
Bank Leumi Le-Israel BM,
Class IS 30,995 749,501
*Bet Shemesh Engines
Holdings 1997, Ltd. 650 164,898
Big Shopping Centers, Ltd. 316 76,464
Blue Square Real Estate, Ltd. 318 46,572
*Camtek, Ltd. 416 64,371
*Carasso Motors, Ltd. 4,186 50,469
Castro Model, Ltd. 297 13,445
Clal Insurance Enterprises
Holdings, Ltd., Registered 8,971 658,078
Danel Adir Yeoshua, Ltd. 451 69,042
Danya Cebus, Ltd. 459 21,492
Delta Galil, Ltd. 761 41,566
*Doral Group Renewable
Energy Resources, Ltd. 12,552 176,883
Elbit Systems, Ltd. 280 196,720
Electra Consumer Products
1970, Ltd. 1,807 58,091
Electra, Ltd. 4,040 140,663
*Ellomay Capital, Ltd. 8 216
Energix-Renewable Energies,
Ltd. 22,925 146,656
*Enlight Renewable Energy,
Ltd. 5,951 339,100
*Enlight Renewable Energy,
Ltd. 3,578 198,829
First International Bank Of
Israel, Ltd. (The) 2,699 230,739
FMS Enterprises Migun, Ltd. 4 347
Formula Systems 1985, Ltd. 819 131,050
Formula Systems 1985, Ltd.,
ADR 20 3,239
Fox Wizel, Ltd. 843 85,380
*Gilat Satellite Networks, Ltd. 2,869 56,064
#*Hagag Group Real Estate
Development 5,122 41,402
Harel Insurance Investments &
Financial Services, Ltd. 5,186 239,465
Hilan, Ltd. 1,564 125,306
ICL Group, Ltd. 9,897 54,058
IDI Insurance Co., Ltd. 1,059 83,578
Ilex Medical, Ltd. 8 164
Inrom Construction Industries,
Ltd. 10,369 67,776
Shares Value
ISRAEL — (Continued)
Israel Canada T.R, Ltd., Class
A 10,637 $ 60,303
Israel Discount Bank, Ltd.,
Class A 8,509 100,911
Isras Investment Co., Ltd. 96 30,579
Isrotel, Ltd. 463 25,919
Kvutzat Acro, Ltd. 1,787 25,009
Land Development Nimrodi
Group, Ltd. 118 1,418
M Yochananof & Sons, Ltd. 587 70,165
Magic Software Enterprises,
Ltd. 3,331 85,573
Magic Software Enterprises,
Ltd. 26 680
*Malam - Team, Ltd. 291 12,373
Matrix IT, Ltd. 3,057 137,696
Max Stock, Ltd. 6,013 54,519
Mediterranean Towers, Ltd. 6,177 30,861
Mega Or Holdings, Ltd. 924 101,118
Menora Mivtachim Holdings,
Ltd. 1,373 177,490
#Meshulam Levinstein
Contracting & Engineering,
Ltd. 75 15,192
*Migdal Insurance & Financial
Holdings, Ltd. 1,063 5,744
Mivne Real Estate KD, Ltd. 40,160 188,689
Mizrahi Tefahot Bank, Ltd. 2,618 206,194
*Nayax, Ltd. 577 32,543
Neto Malinda Trading, Ltd. 833 48,275
Next Vision Stabilized
Systems, Ltd. 2,891 260,905
#*Nova, Ltd. 797 364,898
Novolog, Ltd. 21,684 8,595
Oil Refineries, Ltd. 277,153 91,476
One Software Technologies,
Ltd. 3,235 93,478
*OY Nofar Energy, Ltd. 1,806 90,756
Palram Industries 1990, Ltd. 1,273 23,372
Partner Communications Co.,
Ltd. 17,648 215,689
Paz Retail And Energy, Ltd. 1,380 338,480
*Perion Network, Ltd. 3,732 32,581
Phoenix Financial, Ltd. 14,843 725,244
Plasson Industries, Ltd., Class
B 4 223
Polyram Plastic Industries, Ltd. 6,297 21,171
*Prashkovsky Investments and
Construction, Ltd. 430 21,817
Qualitau, Ltd. 424 92,609
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 850 97,174
Retailors, Ltd. 1,989 28,447
Sano-Brunos Enterprises, Ltd.,
Class 1 4 540
Scope Metals Group, Ltd. 270 15,962
Shufersal, Ltd. 13,472 174,547
Telsys, Ltd. 225 16,651

31
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
ISRAEL — (Continued)
*Teva Pharmaceutical
Industries, Ltd. 2,353 $ 76,901
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 18,631 634,945
*Turpaz Industries, Ltd. 4,354 110,118
*Veridis Environment, Ltd. 2,816 32,576
Villar International, Ltd. 406 24,252
YD More Investments, Ltd. 2,299 35,775
YH Dimri Construction &
Development, Ltd. 597 76,499
TOTAL ISRAEL 10,489,425
ITALY — (2.8%)
A2A SpA 84,070 254,136
ACEA SpA 4,640 129,720
Aeroporto Guglielmo Marconi
Di Bologna SpA 1,150 14,776
Ariston Holding NV, Class B 9,801 55,384
Arnoldo Mondadori Editore
SpA 17,324 43,899
Ascopiave SpA 8,197 32,814
Avio SpA 567 23,373
Azimut Holding SpA 13,242 559,561
B&C Speakers SpA 8 133
Banca Generali SpA 7,690 519,174
Banca IFIS SpA 3,389 110,631
Banca Mediolanum SpA 26,863 631,484
BasicNet SpA 52 442
#BF SpA 191 1,011
#Biesse SpA 156 1,158
BPER Banca SPA 107,322 1,513,601
#Brunello Cucinelli SpA 3,463 332,054
*Cairo Communication SpA 8,381 27,967
Cembre SpA 4 331
*CIR SpA-Compagnie
Industriali 35,128 29,169
Credito Emiliano SpA 4,498 82,942
Datalogic SpA, Class M 645 3,196
Davide Campari-Milano NV,
Class M 18,367 130,753
De' Longhi SpA 5,119 226,542
Ω*doValue SpA 1,743 5,424
Emak SpA 104 117
ΩEnav SpA 24,380 141,248
Enel SpA 188,399 2,086,200
ERG SpA 5,411 144,322
Esprinet SpA 2,643 19,494
Ferrari NV 4,199 1,398,981
#Ferretti SpA 13,933 59,539
Fila SpA 2,600 28,333
*Fincantieri SpA 7,867 149,744
FinecoBank Banca Fineco SpA 74,074 1,969,538
Garofalo Health Care SpA 12 80
Gefran SpA 4 52
#*Geox SpA 212 74
Hera SpA 108,280 536,647
IMMSI SpA 164 104
Intercos SpA 4,224 63,819
Shares Value
ITALY — (Continued)
Interpump Group SpA, Class R 2,917 $ 169,625
Intesa Sanpaolo SpA 388,296 2,755,923
Iren SpA 18,702 60,027
Italgas SpA 60,451 727,069
Italmobiliare SpA 1,168 38,698
Iveco Group NV 21,047 472,480
Leonardo SpA 13,624 912,502
Lottomatica Group Spa 12,736 313,938
LU-VE SpA, Registered 69 3,300
Maire SpA 19,839 346,943
#MARR SpA 4,038 43,042
MFE MediaForEurope NV,
Class A 21,879 80,688
MFE-MediaForEurope NV,
Class A 48,655 182,099
#MFE-MediaForEurope NV,
Class B 4,672 22,510
Moncler SpA 21,352 1,244,928
Ω#Nexi SpA 24,899 106,784
ΩOVS SpA 23,415 132,649
Pharmanutra SpA 379 28,450
#Piaggio & C SpA 10,563 21,916
Prysmian SpA 9,187 1,097,854
Recordati Industria Chimica e
Farmaceutica SpA 8,214 452,826
Reply SpA 2,216 291,045
Rizzoli Corriere Della Sera
Mediagroup SpA 220 255
*Safilo Group SpA 6,286 15,928
#Saipem SpA 269,443 996,572
*Salvatore Ferragamo SpA 2,715 21,366
#Sanlorenzo SpA 1,361 52,216
Sesa SpA 1,065 113,331
Snam SpA 84,179 580,635
SOL SpA 3,338 180,286
#Stellantis NV 46,784 461,758
ΩTechnogym SpA 14,663 306,664
*Telecom Italia SpA 1,272,416 862,830
*Telecom Italia SpA 522,936 416,069
Tenaris SA 11,325 252,750
#Tenaris SA, Sponsored ADR 9,006 398,966
Terna - Rete Elettrica
Nazionale 41,249 447,832
*TREVI - Finanziaria
Industriale SpA 2,848 2,375
#TXT e-solutions SpA 1,005 34,075
UniCredit SpA 24,923 2,177,775
Unipol Assicurazioni SpA 27,840 621,828
Webuild SpA 41,075 170,539
TOTAL ITALY 28,947,313
JAPAN — (19.1%)
A&D HOLON Holdings Co.,
Ltd. 2,300 33,980
ABC-Mart, Inc. 5,400 86,692
#AD Works Group Co., Ltd. 5,000 14,326
ADEKA Corp. 11,200 332,893
Advantest Corp. 27,400 4,530,254
Aeon Co., Ltd. 70,052 960,456

32
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
#Aeon Hokkaido Corp. 2,500 $ 15,185
Ai Holdings Corp. 3,200 55,263
Aica Kogyo Co., Ltd. 6,000 136,523
Aida Engineering, Ltd. 5,800 45,006
*Aiming, Inc. 1,000 1,485
Ain Holdings, Inc. 3,401 142,315
Air Water, Inc. 12,000 182,380
Airman Corp. 1,900 23,772
#Airtech Japan, Ltd. 300 2,396
Aisan Industry Co., Ltd. 2,700 38,419
Aisin Corp. 11,200 200,643
#*Akebono Brake Industry
Co., Ltd. 11,000 8,058
Akita Bank, Ltd. (The) 1,500 49,300
#Alconix Corp. 3,600 63,384
Alfresa Holdings Corp. 16,200 261,389
Allied Telesis Holdings KK,
Class B 7,200 14,842
#Alpen Co., Ltd. 1,600 22,497
Alps Alpine Co., Ltd.,
Registered 19,700 257,265
ALSOK Co., Ltd. 21,900 170,007
Altech Corp. 1,100 18,726
Amada Co., Ltd. 31,000 397,799
Amano Corp. 4,300 109,103
#Amiyaki Tei Co., Ltd. 400 3,602
#Amvis Holdings, Inc. 900 2,783
and ST HD Co., Ltd., Class B 3,000 54,084
Anest Iwata Corp. 1,200 12,859
#Anicom Holdings, Inc., Class
B 10,600 72,151
Anycolor, Inc. 3,600 102,800
#AnyMind Group, Inc. 800 3,480
Aoyama Trading Co., Ltd. 4,100 69,715
Aoyama Zaisan Networks Co.,
Ltd. 3,000 29,405
Aozora Bank, Ltd., Class A 8,400 136,243
Appier Group, Inc. 7,300 49,121
#Arakawa Chemical Industries,
Ltd. 3,200 27,279
Arata Corp. 2,300 45,922
ARCLANDS Corp. 3,987 49,469
ARE Holdings, Inc. 4,500 105,893
Arealink Co., Ltd. 4,000 28,783
Argo Graphics, Inc. 4,100 38,246
Ariake Japan Co., Ltd. 700 25,412
Artience Co., Ltd. 5,800 139,116
As One Corp. 8,200 123,404
Asahi Co., Ltd. 1,700 14,205
Asahi Diamond Industrial Co.,
Ltd. 3,700 21,707
Asahi Group Holdings, Ltd. 66,800 698,269
Asahi Kasei Corp. 124,400 1,209,243
Asahi Kogyosha Co., Ltd. 1,500 35,006
ASAHI YUKIZAI Corp. 1,400 49,008
Asanuma Corp. 8,500 58,187
#Asia Pile Holdings Corp. 400 3,643
Asics Corp. 55,000 1,324,549
Shares Value
JAPAN — (Continued)
ASKA Pharmaceutical
Holdings Co., Ltd. 900 $ 14,574
ASKUL Corp. 6,800 60,171
Astellas Pharma, Inc. 114,300 1,588,611
Astena Holdings Co., Ltd. 2,600 8,057
Atrae, Inc. 1,500 6,739
Aucnet, Inc. 1,800 23,944
Autobacs Seven Co., Ltd. 9,800 104,569
#Avant Group Corp. 2,700 28,652
Avex, Inc. 2,700 20,933
Axial Retailing, Inc. 4,600 34,651
Azbil Corp. 43,000 375,476
AZ-COM MARUWA Holdings,
Inc. 5,100 32,797
Bandai Namco Holdings, Inc. 27,300 709,666
#Bando Chemical Industries,
Ltd. 1,400 18,369
Bank of Saga, Ltd. (The) 500 14,877
Base Co., Ltd. 1,400 27,544
BayCurrent, Inc. 12,600 444,422
Beauty Garage, Inc. 200 1,896
Belc Co., Ltd., Class R 1,200 59,588
Bell System24 Holdings, Inc. 6,900 64,053
Belluna Co., Ltd. 4,500 28,384
*Bengo4.com, Inc. 900 16,931
Bic Camera, Inc. 14,500 161,440
BIPROGY, Inc. 6,800 226,005
B-Lot Co., Ltd., Class B 700 6,807
Blue Zones Holdings Co., Ltd. 1,600 92,094
#Bookoff Group Holdings, Ltd. 900 9,247
#Br. Holdings Corp. 200 458
Broadleaf Co., Ltd. 1,600 6,846
Brother Industries, Ltd. 10,100 205,719
Buffalo, Inc. 100 2,911
Bunka Shutter Co., Ltd. 6,600 86,468
Business Engineering Corp.,
Class G 3,000 27,849
BuySell Technologies Co., Ltd. 600 19,020
C. Uyemura & Co., Ltd. 900 104,201
Canon Marketing Japan, Inc. 3,200 139,816
Canon, Inc. 9,800 297,634
#Canon, Inc., Sponsored ADR 5,500 167,365
Capcom Co., Ltd. 18,100 461,828
Careerlink Co., Ltd. 800 13,681
#Carlit Co., Ltd. 3,100 45,477
Casio Computer Co., Ltd. 13,100 128,062
Cawachi, Ltd. 1,700 34,163
#Celsys, Inc. 3,200 29,975
Central Automotive Products,
Ltd. 2,300 31,162
Central Japan Railway Co. 8,900 248,491
Central Security Patrols Co.,
Ltd. 1,300 24,549
#Ceres, Inc. 1,200 14,228
#Change Holdings, Inc. 7,900 53,824
Charm Care Corp. KK 2,500 21,101
Chiba Bank, Ltd. (The) 7,800 105,375
Chikaranomoto Holdings Co.,
Ltd. 400 3,724

33
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
*Chiyoda Corp. 9,100 $ 75,627
Chori Co., Ltd. 800 20,433
Chugai Pharmaceutical Co.,
Ltd. 27,000 1,540,432
Chugoku Marine Paints, Ltd. 6,600 186,328
CKD Corp. 5,100 135,881
Coca-Cola Bottlers Japan
Holdings, Inc. 10,900 242,364
#Colowide Co., Ltd. 4,200 48,123
Computer Engineering &
Consulting, Ltd. 1,200 17,129
Computer Institute of Japan,
Ltd. 1,400 4,747
COMSYS Holdings Corp. 8,900 278,089
Comture Corp. 2,500 26,271
Cosmos Initia Co., Ltd. 1,100 8,350
Cosmos Pharmaceutical Corp. 7,100 319,652
#*Cover Corp. 2,500 26,287
Create SD Holdings Co., Ltd. 2,300 48,383
Creek & River Co., Ltd. 900 8,868
Cresco, Ltd. 1,600 17,363
*CrowdWorks, Inc. 400 2,015
CTI Engineering Co., Ltd. 1,400 26,791
*CUC, Inc. 1,400 7,687
Curves Holdings Co., Ltd. 5,900 28,494
CyberAgent, Inc. 44,200 401,284
#Cybozu, Inc. 3,300 51,000
Dai Nippon Printing Co., Ltd. 6,700 120,201
Dai Nippon Toryo Co., Ltd. 600 5,352
Dai-Dan Co., Ltd. 14,100 244,780
Daido Steel Co., Ltd. 15,500 199,452
Daifuku Co., Ltd. 21,900 786,219
Daihatsu Infinearth Mfg Co.,
Ltd. 2,800 44,398
Daiho Corp. 1,400 7,133
Daiichi Jitsugyo Co., Ltd. 1,400 28,860
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 100 1,510
Dai-ichi Life Holdings, Inc. 125,300 1,098,588
Daiichi Sankyo Co., Ltd. 44,900 825,466
Daiki Aluminium Industry Co.,
Ltd. 3,800 32,221
Daikin Industries, Ltd. 3,701 445,891
Daikoku Denki Co., Ltd. 200 3,681
#Daikyonishikawa Corp. 2,700 14,335
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 700 19,739
Daiseki Co., Ltd. 2,700 60,735
Daisue Construction Co., Ltd. 800 19,863
Daito Trust Construction Co.,
Ltd. 20,700 420,683
Daitron Co., Ltd. 1,000 16,433
Daiwa House Industry Co., Ltd. 39,800 1,357,111
Daiwa Securities Group, Inc. 45,600 444,442
Daiwabo Holdings Co., Ltd. 10,400 204,683
DCM Holdings Co., Ltd. 5,000 52,865
#Dear Life Co., Ltd. 7,300 54,137
Denso Corp. 22,900 318,130
Shares Value
JAPAN — (Continued)
*Dentsu Group, Inc. 14,600 $ 283,226
Dentsu Soken, Inc. 6,000 94,749
#Denyo Co., Ltd. 1,100 26,134
DIC Corp. 13,700 335,706
Digital Arts, Inc. 900 32,730
Digital Hearts Holdings Co.,
Ltd. 600 3,574
#dip Corp. 6,200 82,434
Disco Corp. 1,100 471,989
#DKS Co., Ltd. 800 53,157
DMG Mori Co., Ltd. 23,600 416,129
Dowa Holdings Co., Ltd. 5,300 316,571
DTS Corp. 10,800 88,075
#DyDo Group Holdings, Inc. 2,500 39,884
Eagle Industry Co., Ltd. 1,400 28,089
Earth Corp. 1,600 50,720
#EAT&HOLDINGS Co., Ltd. 100 1,337
Ebara Corp. 32,800 989,996
Ebara Jitsugyo Co., Ltd. 800 11,093
Ebase Co., Ltd. 300 848
Eco's Co., Ltd. 700 13,818
EDION Corp. 7,200 98,810
#eGuarantee, Inc. 5,500 62,466
Eisai Co., Ltd. 8,600 240,338
Elan Corp. 200 867
Elecom Co., Ltd. 4,400 46,949
EM Systems Co., Ltd. 3,000 14,138
EN, Inc. 6,300 58,606
Endo Lighting Corp. 500 7,714
#Envipro Holdings, Inc. 1,000 5,562
#ES-Con Japan, Ltd. 8,900 68,830
Eslead Corp. 400 17,503
*Euglena Co., Ltd. 1,100 2,959
*ExaWizards, Inc. 700 3,249
EXEO Group, Inc. 23,500 393,114
Ezaki Glico Co., Ltd. 3,800 136,299
FANUC Corp. 11,700 475,478
Fast Retailing Co., Ltd. 6,100 2,325,165
*f-code, Inc. 600 6,402
#Ferrotec Corp. 5,900 226,805
#FFRI Security, Inc. 300 17,989
FIDEA Holdings Co., Ltd. 1,000 12,978
#First Bank of Toyama, Ltd.
(The) 2,100 30,263
#Fixstars Corp. 3,700 36,386
Foster Electric Co., Ltd. 1,700 30,493
FP Corp. 5,300 90,601
#France Bed Holdings Co.,
Ltd. 1,300 11,217
#*Fronteo, Inc. 1,800 9,767
Fudo Tetra Corp. 600 11,669
Fuji Co., Ltd. 2,900 39,629
Fuji Corp. 4,900 120,959
Fuji Electric Co., Ltd. 4,600 327,719
Fuji Pharma Co., Ltd. 800 9,895
Fuji Seal International, Inc. 4,000 82,847
Fujikura Composites, Inc. 1,000 14,696
Fujikura, Ltd. 14,500 1,839,524

34
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Fujimi, Inc. 5,600 $ 99,105
Fujitsu, Ltd. 28,600 794,074
#Fujiya Co., Ltd. 700 11,612
Fukuda Corp. 400 20,226
Fukuda Denshi Co., Ltd. 1,000 54,972
#Fukui Bank, Ltd. (The) 1,700 32,113
Fukui Computer Holdings, Inc. 800 16,414
FULLCAST Holdings Co., Ltd. 3,200 34,912
Fumakilla, Ltd. 600 4,508
Funai Soken Holdings, Inc. 9,900 71,879
Furukawa Co., Ltd. 3,200 96,046
Furukawa Electric Co., Ltd. 5,800 508,713
#Furuno Electric Co., Ltd. 2,100 97,063
#Furuya Metal Co., Ltd. 300 8,197
Furyu Corp. 2,500 16,676
Fuso Chemical Co., Ltd. 2,600 125,399
Futaba Industrial Co., Ltd. 5,000 33,677
Future Corp. 4,200 51,622
G-7 Holdings, Inc. 1,400 13,250
GA Technologies Co., Ltd. 2,700 27,252
Gakken Holdings Co., Ltd. 1,200 8,145
Gakujo Co., Ltd. 700 8,046
Galilei Co., Ltd. 600 14,994
Genki Global Dining Concepts
Corp. 800 16,129
Genky DrugStores Co., Ltd. 1,800 49,183
Geo Holdings Corp. 3,000 35,375
Gift Holdings, Inc. 400 9,529
#giftee, Inc. 2,200 18,112
#Giken, Ltd. 1,100 14,269
Global Link Management KK 100 1,343
GLOBERIDE, Inc. 1,100 15,666
Glory, Ltd. 3,500 91,232
GMO Financial Holdings, Inc. 4,800 27,662
GMO Payment Gateway, Inc. 5,600 324,398
Goldcrest Co., Ltd. 900 19,370
Goldwin, Inc. 6,803 113,648
#Good Com Asset Co., Ltd. 1,300 11,048
grems, Inc. 200 3,112
GSI Creos Corp. 1,100 17,891
G-Tekt Corp. 1,800 22,859
*Gumi, Inc. 5,400 12,357
Gunma Bank, Ltd. (The) 12,300 154,647
H.U. Group Holdings, Inc. 3,800 79,074
H2O Retailing Corp. 8,500 116,375
Hagihara Industries, Inc. 1,000 11,027
Hagiwara Electric Holdings
Co., Ltd. 1,100 26,277
Hakuhodo DY Holdings, Inc. 25,883 193,795
#Hakuto Co., Ltd. 1,400 37,664
Halows Co., Ltd. 400 11,785
Hamamatsu Photonics KK 19,000 210,865
Hankyu Hanshin Holdings, Inc. 7,400 207,043
Hanwa Co., Ltd. 2,900 147,764
Happinet Corp. 5,800 103,923
#Hard Off Corp. Co., Ltd. 100 1,317
Haseko Corp. 23,400 480,105
Hazama Ando Corp. 16,000 207,131
Shares Value
JAPAN — (Continued)
Heiwa Real Estate Co., Ltd. 1,400 $ 20,502
Heiwado Co., Ltd. 3,300 63,022
Hennge K.K. 1,100 8,286
Hioki EE Corp. 900 35,939
Hirano Tecseed Co., Ltd. 700 8,345
Hirata Corp. 4,003 66,639
Hirose Electric Co., Ltd. 1,100 118,265
HIS Co., Ltd. 18,300 152,559
Hitachi Construction Machinery
Co., Ltd. 11,200 366,726
Hitachi, Ltd. 155,500 5,404,094
Hochiki Corp. 1,100 35,155
Hodogaya Chemical Co., Ltd. 700 10,337
Hokkaido Gas Co., Ltd. 6,100 32,544
Hokko Chemical Industry Co.,
Ltd. 2,100 23,796
#Hokuetsu Corp. 4,800 28,129
Honda Motor Co., Ltd. 64,300 648,169
Honda Motor Co., Ltd.,
Sponsored ADR 8,870 269,027
H-One Co., Ltd. 1,400 13,105
Honeys Holdings Co., Ltd. 900 8,594
Hoosiers Holdings Co., Ltd. 2,800 24,050
Horiba, Ltd. 3,100 368,057
Hoshizaki Corp. 6,200 204,617
Hosokawa Micron Corp. 600 23,843
#Hotland Holdings Co., Ltd. 700 8,840
House Foods Group, Inc. 4,900 95,119
Hulic Co., Ltd. 46,200 550,770
Hurxley Corp. 300 1,348
IBJ, Inc. 900 4,218
#Ichibanya Co., Ltd. 6,200 36,052
Ichigo, Inc. 4,800 12,664
Ichikoh Industries, Ltd. 500 1,663
Ichinen Holdings Co., Ltd. 2,000 27,330
ID Holdings Corp. 1,200 15,535
Idec Corp. 1,900 35,386
IDOM, Inc. 12,800 126,291
IHI Corp. 57,000 1,318,398
Iida Group Holdings Co., Ltd. 8,500 140,454
I'll, Inc. 1,000 16,103
Inaba Denki Sangyo Co., Ltd. 4,900 81,730
Inaba Seisakusho Co., Ltd. 300 3,110
Inabata & Co., Ltd. 1,000 25,347
I-NE Co., Ltd. 300 2,598
Infomart Corp. 42,600 124,823
*Inforich, Inc. 300 3,553
INFRONEER Holdings, Inc. 17,600 264,240
Insource Co., Ltd. 9,500 44,587
Intage Holdings, Inc. 800 8,775
Intelligent Wave, Inc. 600 3,699
Internet Initiative Japan, Inc. 11,300 182,620
#Inui Global Logistics Co., Ltd. 1,700 14,271
IPS, Inc. 200 3,826
Iseki & Co., Ltd. 1,600 18,535
Isetan Mitsukoshi Holdings,
Ltd. 12,600 202,200
Ishihara Sangyo Kaisha, Ltd. 1,400 26,601

35
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
#Istyle, Inc. 22,800 $ 66,954
Isuzu Motors, Ltd. 48,200 776,462
Itfor, Inc. 1,400 15,410
#ITmedia, Inc. 400 4,455
Ito En, Ltd. 9,501 175,349
Itochu Enex Co., Ltd. 7,400 91,721
Itochu-Shokuhin Co., Ltd. 800 57,202
#Itoki Corp. 5,900 99,519
Iwaki Co., Ltd. 300 5,196
Izumi Co., Ltd. 1,600 31,739
#J Front Retailing Co., Ltd. 23,100 337,455
J Trust Co., Ltd. 2,800 8,858
JAC Recruitment Co., Ltd. 7,000 44,879
*Jade Group, Inc. 400 4,325
Japan Airport Terminal Co.,
Ltd. 4,001 125,326
Japan Aviation Electronics
Industry, Ltd. 3,200 49,786
Japan Business Systems, Inc. 300 3,561
Japan Cash Machine Co., Ltd. 1,900 12,502
*Japan Communications, Inc. 22,700 20,896
Japan Electronic Materials
Corp. 1,400 43,472
Japan Elevator Service
Holdings Co., Ltd. 10,400 109,589
Japan Engine Corp. 300 26,468
Japan Eyewear Holdings Co.,
Ltd. 100 1,302
#Japan Investment Adviser
Co., Ltd. 5,100 73,429
Japan Lifeline Co., Ltd. 9,700 97,151
Japan Material Co., Ltd. 8,200 94,832
Japan Medical Dynamic
Marketing, Inc. 900 2,836
Japan Post Insurance Co., Ltd. 6,900 213,584
Japan Property Management
Center  Co., Ltd. 1,600 13,276
Japan Pulp & Paper Co., Ltd. 6,000 37,534
Japan Securities Finance Co.,
Ltd. 6,300 86,826
Japan Steel Works, Ltd. (The) 3,000 165,986
#Japan System Techniques
Co., Ltd. 2,400 37,760
Japan Wool Textile Co., Ltd.
(The) 2,800 33,779
JBCC Holdings, Inc. 3,700 35,642
JCU Corp. 1,900 69,590
JDC Corp. 4,200 17,153
Jeol, Ltd. 4,800 193,170
*Jimoty, Inc. 200 1,216
#JINS Holdings, Inc. 1,900 63,801
JINUSHI Co., Ltd. 2,400 49,242
JM Holdings Co., Ltd. 2,200 25,543
Joshin Denki Co., Ltd. 2,500 44,487
Joyful Honda Co., Ltd. 3,700 51,017
#JP-Holdings, Inc. 5,300 24,016
JSP Corp. 1,200 18,958
JTEKT Corp. 18,500 218,208
Juki Corp. 2,200 7,658
Shares Value
JAPAN — (Continued)
Justsystems Corp. 1,900 $ 58,875
JVCKenwood Corp. 23,600 191,389
Kaga Electronics Co., Ltd. 3,000 75,165
#Kagome Co., Ltd. 900 15,939
Kajima Corp. 14,200 579,930
Kakaku.com, Inc. 17,200 235,265
Kamakura Shinsho, Ltd. 1,700 6,370
Kamei Corp. 800 15,973
Kamigumi Co., Ltd. 4,700 164,741
Kanaden Corp. 500 6,917
Kanadevia Corp. 14,900 98,715
Kanamoto Co., Ltd. 4,200 101,284
Kandenko Co., Ltd. 12,400 447,175
Kaneka Corp. 4,700 142,621
Kanematsu Corp. 26,400 347,242
Kanro, Inc. 600 6,266
Kansai Paint Co., Ltd. 27,000 431,709
Kanto Denka Kogyo Co., Ltd. 3,600 30,128
Kao Corp. 10,100 405,021
Katitas Co., Ltd. 5,800 114,677
Kato Sangyo Co., Ltd. 2,300 97,063
Kato Works Co., Ltd. 900 7,981
KAWADA TECHNOLOGIES,
Inc. 500 15,153
Kawasaki Heavy Industries,
Ltd. 9,400 784,552
KDDI Corp. 78,400 1,324,709
#KeePer Technical Laboratory
Co., Ltd. 2,100 43,563
Keihan Holdings Co., Ltd. 5,100 113,532
Keihanshin Building Co., Ltd. 2,500 31,003
Keikyu Corp. 11,600 114,301
Keio Corp. 6,600 165,021
Keisei Electric Railway Co.,
Ltd. 14,500 114,771
KEIWA, Inc. 500 4,288
Kewpie Corp. 5,600 157,371
Keyence Corp. 3,400 1,243,978
KH Neochem Co., Ltd. 2,100 34,605
*Kidswell Bio Corp. 900 1,429
Kikkoman Corp. 19,300 173,970
Kimura Chemical Plants Co.,
Ltd. 2,100 17,248
Kintetsu Group Holdings Co.,
Ltd. 13,301 276,522
Kirin Holdings Co., Ltd. 28,300 438,828
Ki-Star Real Estate Co., Ltd. 800 32,776
Kitz Corp. 5,600 73,004
Koatsu Gas Kogyo Co., Ltd. 2,100 15,261
Koei Tecmo Holdings Co., Ltd. 6,500 72,412
Kohnan Shoji Co., Ltd. 1,100 27,739
#Kohoku Kogyo Co., Ltd. 200 4,162
Koito Manufacturing Co., Ltd. 14,400 225,484
Kojima Co., Ltd. 3,100 25,120
Kokusai Electric Corp. 14,400 597,433
Kokuyo Co., Ltd. 27,700 162,454
Komatsu, Ltd., Class R 38,600 1,483,595
KOMEDA Holdings Co., Ltd. 7,200 132,369
Komeri Co., Ltd. 900 19,253

36
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Konami Group Corp. 3,800 $ 553,520
Konica Minolta, Inc. 44,000 191,477
Konishi Co., Ltd. 7,800 65,784
Konoike Transport Co., Ltd. 1,000 21,522
#Konoshima Chemical Co.,
Ltd. 300 3,164
#Kosaido Holdings Co., Ltd. 6,800 21,953
Kose Holdings Corp. 4,100 146,421
#Kotobuki Spirits Co., Ltd. 14,401 166,919
#*Kourakuen Corp. 600 4,376
KPP Group Holdings Co., Ltd. 3,500 20,034
Kraftia Corp. 4,900 256,054
Krosaki Harima Corp. 1,800 48,833
KRS Corp. 500 9,669
K's Holdings Corp. 12,000 125,126
Kubota Corp., Class R 54,800 841,752
Kumagai Gumi Co., Ltd. 6,000 67,445
#Kumiai Chemical Industry
Co., Ltd. 13,900 63,346
Kuraray Co., Ltd. 13,200 142,517
Kureha Corp. 3,100 88,221
Kurimoto, Ltd. 10,500 117,075
Kurita Water Industries, Ltd. 10,400 520,000
Kusuri no Aoki Holdings Co.,
Ltd. 5,900 154,939
KYB Corp. 800 22,767
Kyodo Printing Co., Ltd. 300 3,178
Kyoei Steel, Ltd. 2,700 43,565
Kyokuto Boeki Kaisha, Ltd. 700 8,681
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 4,400 94,269
Kyokuyo Co., Ltd. 1,300 43,317
Kyorin Pharmaceutical Co.,
Ltd. 3,200 33,606
Kyosan Electric Manufacturing
Co., Ltd. 7,000 30,539
Kyowa Kirin Co., Ltd. 7,500 121,767
Kyushu Railway Co. 8,200 209,758
#LA Holdings Co., Ltd. 500 32,348
Lacto Japan Co., Ltd. 300 6,855
#LAND Co., Ltd. 159,200 9,288
Laox Holdings Co., Ltd. 1,500 1,410
Lasertec Corp. 3,501 825,887
Leopalace21 Corp. 37,000 165,500
Life Corp. 4,000 66,226
LIFULL Co., Ltd. 11,500 13,046
#LIKE, Inc. 200 1,980
Link And Motivation, Inc. 5,800 18,912
Lintec Corp. 3,800 117,380
Lion Corp. 21,100 226,648
#LITALICO, Inc. 200 1,542
Lixil Corp. 16,200 186,144
Loadstar Capital KK 500 9,740
#Look Holdings, Inc. 400 6,392
LY Corp. 128,400 330,114
M&A Capital Partners Co., Ltd. 1,000 20,388
M3, Inc. 27,500 340,586
Mabuchi Motor Co., Ltd. 15,800 148,413
Macnica Holdings, Inc. 12,500 214,573
Shares Value
JAPAN — (Continued)
Maeda Kosen Co., Ltd. 2,000 $ 23,985
Maezawa Industries, Inc. 100 1,361
Makino Milling Machine Co.,
Ltd. 2,000 147,543
Makita Corp. 7,900 274,037
Management Solutions Co.,
Ltd. 1,100 9,284
Mandom Corp. 3,200 65,655
Maruchiyo Yamaokaya Corp. 600 12,797
Maruha Nichiro Corp. 12,800 115,213
Maruzen Showa Unyu Co.,
Ltd. 1,200 65,344
Marvelous, Inc. 800 2,484
#Matching Service Japan Co.,
Ltd. 700 4,774
Matsuda Sangyo Co., Ltd. 1,200 48,075
Matsui Securities Co., Ltd. 11,100 65,480
MatsukiyoCocokara & Co. 17,100 274,691
Max Co., Ltd. 700 29,677
Maxvalu Tokai Co., Ltd. 900 21,879
#Mazda Motor Corp. 64,201 493,806
MCJ Co., Ltd. 5,100 52,005
MEC Co., Ltd. 3,500 125,470
Media Do Co., Ltd. 100 1,062
Medical System Network Co.,
Ltd., Class A 1,800 6,068
Medipal Holdings Corp. 21,100 382,853
*Medley, Inc. 2,678 41,439
Meidensha Corp. 5,300 207,520
MEIJI Holdings Co., Ltd. 10,700 251,304
MEITEC Group Holdings, Inc. 4,400 98,633
Meiwa Corp. 3,100 18,569
Meiwa Estate Co., Ltd. 300 2,217
#Menicon Co., Ltd. 5,600 58,774
*Mercari, Inc. 23,201 515,578
METAWATER Co., Ltd. 2,900 62,132
Mie Kotsu Group Holdings, Inc. 2,300 8,245
MIGALO HOLDINGS, Inc. 200 547
Milbon Co., Ltd. 3,900 64,140
#MIMAKI ENGINEERING Co.,
Ltd. 2,800 31,928
MINEBEA MITSUMI, Inc. 17,200 349,553
MIRAIT ONE Corp. 8,400 201,914
#Mirarth Holdings, Inc. 21,500 54,914
Miroku Jyoho Service Co., Ltd. 1,100 13,770
MISUMI Group, Inc. 23,500 388,772
Mitani Corp. 100 1,543
#Mitsuba Corp. 2,300 19,428
Mitsubishi Chemical Group
Corp. 49,300 325,982
Mitsubishi Electric Corp. 41,800 1,308,790
Mitsubishi Estate Co., Ltd. 24,500 625,762
Mitsubishi Gas Chemical Co.,
Inc. 15,900 315,712
Mitsubishi Heavy Industries,
Ltd. 91,500 2,680,465
Mitsubishi Kakoki Kaisha, Ltd. 3,700 78,552
Mitsubishi Logisnext Co., Ltd. 3,800 38,404
Mitsubishi Logistics Corp. 36,100 308,790

37
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Mitsubishi Motors Corp. 85,301 $ 209,907
Mitsubishi Pencil Co., Ltd. 2,200 32,659
Mitsubishi Research Institute,
Inc. 500 15,720
Mitsubishi Steel Manufacturing
Co., Ltd. 1,200 14,609
Mitsubishi UFJ Financial
Group, Inc. 163,000 2,963,396
Mitsui Chemicals, Inc. 21,600 315,893
Mitsui E&S Co., Ltd. 19,400 863,983
Mitsui Fudosan Co., Ltd. 53,500 612,999
Mitsui Kinzoku Co., Ltd. 4,400 581,019
Mitsui-Soko Holdings Co., Ltd. 6,100 142,871
Mitsuuroko Group Holdings
Co., Ltd. 5,000 70,368
Miura Co., Ltd. 9,300 191,474
#Miyaji Engineering Group,
Inc. 1,600 20,174
Mizuho Financial Group, Inc. 28,200 1,239,988
Mizuho Medy Co., Ltd. 600 6,931
Mizuno Corp. 3,800 78,705
Mochida Pharmaceutical Co.,
Ltd. 1,400 32,854
Modec, Inc. 3,700 359,782
MonotaRO Co., Ltd. 19,400 263,031
Morinaga & Co., Ltd. 3,200 55,926
Morinaga Milk Industry Co.,
Ltd. 2,100 54,181
Moriroku Co., Ltd. 600 9,444
Morita Holdings Corp. 3,500 63,529
Morito Co., Ltd. 500 5,834
MOS Food Services, Inc. 1,700 46,451
MrMax Holdings, Ltd. 400 2,036
MS&AD Insurance Group
Holdings, Inc. 44,600 1,136,829
MTG Co., Ltd. 400 10,982
#Mugen Estate Co., Ltd. 3,000 40,548
m-up Holdings, Inc. 8,900 47,598
Nabtesco Corp. 1,300 35,235
Nachi-Fujikoshi Corp. 700 22,212
Nafco Co., Ltd. 600 8,468
Nagano Keiki Co., Ltd. 500 8,609
Nagase & Co., Ltd. 10,300 267,816
Nagoya Railroad Co., Ltd. 13,701 153,432
Nakabayashi Co., Ltd. 100 381
Nakanishi, Inc. 5,400 75,683
#Namura Shipbuilding Co.,
Ltd. 8,100 220,537
Nankai Electric Railway Co.,
Ltd. 1,500 27,815
#*NE, Inc. 100 470
NEC Corp. 40,900 1,381,363
Needs Well, Inc. 1,200 4,411
*Net Protections Holdings, Inc. 5,500 17,007
Nexon Co., Ltd. 10,200 243,528
Nextage Co., Ltd. 6,800 144,367
*NexTone, Inc. 200 2,192
NHK Spring Co., Ltd. 18,900 343,792
Nichias Corp. 200 10,045
Shares Value
JAPAN — (Continued)
Nichiden Corp. 600 $ 9,802
NIDEC Corp. 10,800 154,446
Nifco, Inc. 11,400 355,021
Nihon House Holdings Co.,
Ltd. 1,500 3,151
Nihon Kohden Corp. 7,000 77,732
#Nihon M&A Center Holdings,
Inc. 42,100 193,525
Nikkiso Co., Ltd. 7,200 83,034
Nikko Co., Ltd. 300 1,585
#Nikkon Holdings Co., Ltd. 5,000 118,793
Nikon Corp. 15,600 196,239
Nintendo Co., Ltd. 40,400 2,633,359
Nippn Corp. 3,000 51,245
Nippon Air Conditioning
Services Co., Ltd. 300 2,869
Nippon Aqua Co., Ltd. 200 1,146
#Nippon Avionics Co., Ltd. 600 19,914
Nippon Carbide Industries Co.,
Inc. 700 12,306
Nippon Chemical Industrial
Co., Ltd. 200 4,233
Nippon Densetsu Kogyo Co.,
Ltd. 1,300 29,369
NIPPON EXPRESS
HOLDINGS, Inc. 20,100 456,960
Nippon Gas Co., Ltd. 14,800 281,206
Nippon Kayaku Co., Ltd. 18,700 217,900
Nippon Light Metal Holdings
Co., Ltd. 10,600 187,730
Nippon Paint Holdings Co.,
Ltd. 66,000 438,331
Nippon Parking Development
Co., Ltd. 17,700 32,701
Nippon Rietec Co., Ltd. 900 12,999
Nippon Seiki Co., Ltd. 1,800 29,125
Nippon Shinyaku Co., Ltd. 7,000 234,059
Nippon Shokubai Co., Ltd. 15,800 227,894
Nippon Signal Co., Ltd. 5,100 43,773
Nippon Ski Resort
Development Co., Ltd. 900 2,981
Nippon Soda Co., Ltd. 2,600 62,109
#Nippon Thompson Co., Ltd. 4,400 26,156
Nishimatsu Construction Co.,
Ltd. 1,900 70,847
Nishimatsuya Chain Co., Ltd. 1,300 18,034
Nishi-Nippon Railroad Co., Ltd. 1,600 29,519
Nishio Holdings Co., Ltd. 1,500 46,674
Nissan Chemical Corp. 15,401 531,437
*Nissan Motor Co., Ltd. 79,201 193,715
Nissan Tokyo Sales Holdings
Co., Ltd. 3,400 11,615
Nissei ASB Machine Co., Ltd. 700 28,497
Nisshin Oillio Group, Ltd. (The) 400 14,599
Nisshin Seifun Group, Inc. 10,000 127,318
Nisshinbo Holdings, Inc. 11,100 102,934
#Nissin Foods Holdings Co.,
Ltd. 4,300 87,249
Nisso Holdings Co., Ltd. 1,800 8,063

38
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Nissui Corp. 27,100 $ 227,502
Niterra Co., Ltd. 1,500 65,646
Nitori Holdings Co., Ltd. 15,800 271,937
Nitta Gelatin, Inc. 1,000 8,162
Nitto Denko Corp. 51,900 1,152,660
Nitto Kogyo Corp. 2,700 72,287
Nitto Seiko Co., Ltd. 1,500 7,011
Nittoc Construction Co., Ltd. 700 5,913
Nittoku Co., Ltd., Class B 1,000 15,189
Noevir Holdings Co., Ltd. 1,800 54,434
Nojima Corp. 14,400 100,723
Nomura Co., Ltd. 2,700 23,909
Nomura Holdings, Inc. 50,500 462,573
*Nomura Holdings, Inc.,
Sponsored ADR 34,860 309,208
#Nomura Micro Science Co.,
Ltd. 3,000 67,872
Nomura Real Estate Holdings,
Inc. 54,600 363,151
Nomura Research Institute,
Ltd. 24,700 752,721
Noritake Co., Ltd. 1,100 43,783
Noritsu Koki Co., Ltd. 800 11,399
Noritz Corp. 3,800 50,869
NPC, Inc. 2,000 9,542
#NS Solutions Corp. 4,500 119,107
NSD Co., Ltd. 4,100 86,194
NSK, Ltd. 35,200 245,072
NTN Corp. 42,500 101,773
NTT, Inc. 561,600 563,930
#*Nxera Pharma Co., Ltd. 8,400 44,216
Oat Agrio Co., Ltd. 400 5,510
Obara Group, Inc. 800 19,577
Obayashi Corp. 32,300 730,132
OBIC Business Consultants
Co., Ltd. 300 13,341
OBIC Co., Ltd. 11,700 325,910
Odakyu Electric Railway Co.,
Ltd. 12,801 137,503
Oenon Holdings, Inc. 2,200 6,346
Ohba Co., Ltd. 300 2,244
Oiles Corp. 800 12,602
Okabe Co., Ltd. 600 3,711
#Okada Aiyon Corp. 300 4,547
Okamoto Industries, Inc. 600 21,392
Okamura Corp. 1,100 16,914
Oki Electric Industry Co., Ltd. 7,900 104,422
Okinawa Cellular Telephone
Co. 5,700 119,720
OKUMA Corp. 7,000 173,797
Okumura Corp. 1,600 66,796
Okura Industrial Co., Ltd. 600 18,534
Olympus Corp. 68,700 819,893
Omron Corp. 8,200 208,216
Ono Pharmaceutical Co., Ltd. 23,301 347,793
Onoken Co., Ltd. 2,100 19,358
Onward Holdings Co., Ltd. 17,900 85,056
Open House Group Co., Ltd. 12,000 707,429
Open Up Group, Inc. 6,200 74,596
Shares Value
JAPAN — (Continued)
Optex Group Co., Ltd. 3,600 $ 55,846
Optimus Group Co., Ltd. 1,300 2,983
Optorun Co., Ltd. 1,800 23,827
Oracle Corp. 1,700 115,273
Organo Corp. 3,200 336,678
Oriental Land Co., Ltd. 19,339 339,680
Oriental Shiraishi Corp. 9,400 24,984
Osaka Gas Co., Ltd. 11,600 435,695
#Osaka Organic Chemical
Industry, Ltd. 1,400 36,847
Osaki Electric Co., Ltd. 2,600 20,984
#OSG Corp. 1,900 32,190
Otsuka Corp. 15,800 313,624
Otsuka Holdings Co., Ltd. 12,600 754,807
Pacific Industrial Co., Ltd. 3,200 62,440
Pack Corp. (The) 7,200 60,443
PAL GROUP Holdings Co.,
Ltd. 6,800 73,528
PALTAC Corp. 2,500 78,342
Pan Pacific International
Holdings Corp. 62,500 371,086
Panasonic Holdings Corp. 38,600 529,730
Park24 Co., Ltd. 13,600 189,947
Penta-Ocean Construction
Co., Ltd. 22,500 236,435
Persol Holdings Co., Ltd. 324,000 567,935
PHC Holdings Corp. 4,000 28,108
Pigeon Corp. 18,300 190,996
PILLAR Corp. 2,200 91,988
Pilot Corp. 2,200 69,254
#*PKSHA Technology, Inc. 1,400 28,588
#*Plaid, Inc. 400 1,981
Plus Alpha Consulting Co., Ltd. 3,500 50,211
Pole To Win Holdings, Inc. 1,600 3,278
Port, Inc. 400 5,645
Press Kogyo Co., Ltd. 6,800 38,483
Prestige International, Inc. 10,700 47,999
Procrea Holdings, Inc. 1,600 27,756
#Pronexus, Inc. 1,900 14,251
#Pro-Ship, Inc. 1,400 14,612
PS Construction Co., Ltd. 1,630 32,070
QB Net Holdings Co., Ltd. 200 1,801
Qol Holdings Co., Ltd. 5,200 71,498
Quick Co., Ltd. 5,100 28,730
#Raccoon Holdings, Inc. 1,000 4,175
Raito Kogyo Co., Ltd. 3,700 83,829
Raiznext Corp. 400 6,534
#Raksul, Inc. 10,700 140,808
Rakus Co., Ltd. 22,200 126,730
*Rakuten Bank, Ltd. 6,800 324,616
*Rakuten Group, Inc. 40,300 241,654
Rasa Industries, Ltd. 600 28,432
Recruit Holdings Co., Ltd. 89,300 4,689,032
Relo Group, Inc. 10,900 123,796
Rengo Co., Ltd. 35,200 301,890
#*RENOVA, Inc. 12,500 55,831
Resona Holdings, Inc. 19,500 226,211
Resonac Holdings Corp. 10,100 585,991

39
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Restar Corp. 1,600 $ 30,452
Retail Partners Co., Ltd. 2,000 17,503
Rheon Automatic Machinery
Co., Ltd. 700 6,979
Ricoh Co., Ltd. 38,100 336,394
Riken Keiki Co., Ltd. 1,800 38,390
Riken Technos Corp. 3,200 34,518
Rinnai Corp. 3,200 84,201
Rion Co., Ltd. 400 7,102
Rise Consulting Group, Inc. 200 700
#Riso Kyoiku Group Corp. 4,100 5,475
Roland Corp., Registered 1,100 27,133
Royal Holdings Co., Ltd. 200 1,719
RYODEN Corp. 1,500 35,784
Ryohin Keikaku Co., Ltd. 33,800 675,080
#Ryoyo Ryosan Holdings, Inc. 3,244 65,402
S&B Foods, Inc. 500 14,164
#Sac's Bar Holdings, Inc. 1,100 5,805
Saibu Gas Holdings Co., Ltd. 2,800 43,327
Sakai Chemical Industry Co.,
Ltd. 1,300 27,979
Sakata INX Corp. 9,200 141,167
Sakata Seed Corp. 1,900 49,945
Sala Corp. 2,500 17,941
San Holdings, Inc. 1,900 18,254
San-Ai Obbli Co., Ltd. 5,300 75,346
Sangetsu Corp. 4,200 85,900
*SANIX HOLDINGS, Inc. 700 1,026
#Sanki Engineering Co., Ltd. 5,700 245,722
Sanko Gosei, Ltd. 1,400 8,740
Sankyo Co., Ltd. 28,100 440,007
Sankyo Tateyama, Inc. 1,100 4,585
Sankyu, Inc. 5,500 327,911
#Sanoh Industrial Co., Ltd. 2,500 13,808
Sanrio Co., Ltd. 7,100 218,855
*Sansan, Inc. 6,800 65,902
Sansei Technologies, Inc. 1,000 15,733
Sansha Electric Manufacturing
Co., Ltd. 500 3,287
Santen Pharmaceutical Co.,
Ltd. 31,000 349,267
Sanwa Holdings Corp. 19,400 440,166
#Sanyo Chemical Industries,
Ltd. 1,200 42,940
Sanyo Denki Co., Ltd. 2,200 59,257
Sanyo Trading Co., Ltd. 3,300 33,950
#Sapporo Holdings, Ltd. 12,500 132,812
Sato Corp. 2,900 43,539
#Satori Electric Co., Ltd. 1,400 17,035
Sawai Group Holdings Co.,
Ltd. 1,100 16,900
#SBI Global Asset
Management Co., Ltd. 400 1,647
SBI Holdings, Inc. 30,300 684,333
SBS Holdings, Inc. 1,700 42,483
SCREEN Holdings Co., Ltd. 3,400 433,320
Scroll Corp. 2,900 24,496
Secom Co., Ltd., Class B 11,100 407,201
Sega Sammy Holdings, Inc. 12,700 199,276
Shares Value
JAPAN — (Continued)
#Segue Group Co., Ltd. 300 $ 996
Seibu Holdings, Inc. 300 7,964
Seika Corp. 2,700 40,607
#Seikitokyu Kogyo Co., Ltd. 1,700 18,404
Seiko Electric Co., Ltd. 300 4,294
Seiko Epson Corp. 13,400 171,778
Seiko Group Corp. 1,300 64,890
Seino Holdings Co., Ltd. 8,700 135,807
Sekisui Chemical Co., Ltd. 16,800 297,643
Sekisui House, Ltd. 39,400 878,110
*Sekisui Kasei Co., Ltd. 500 1,368
Senko Group Holdings Co.,
Ltd. 8,900 110,976
Senshu Electric Co., Ltd. 1,900 71,068
*Senshukai Co., Ltd. 800 1,068
Septeni Holdings Co., Ltd. 5,000 14,132
Seria Co., Ltd. 3,800 90,898
Seven & i Holdings Co., Ltd. 78,600 1,126,569
Seven Bank, Ltd. 106,300 204,868
#SG Holdings Co., Ltd. 19,300 186,419
Sharingtechnology, Inc. 1,700 12,817
Shibaura Machine Co., Ltd. 2,700 74,387
Shibaura Mechatronics Corp. 2,300 349,190
Shibuya Corp. 1,400 31,946
#*SHIFT, Inc. 26,515 125,768
Shima Seiki Manufacturing,
Ltd. 3,100 20,458
Shimadzu Corp. 13,300 359,012
Shimano, Inc. 1,300 148,574
Shimizu Corp. 22,400 397,656
Shin Nippon Air Technologies
Co., Ltd. 3,000 63,886
Shinagawa Refra Co., Ltd. 2,800 38,898
Shin-Etsu Chemical Co., Ltd. 34,100 1,133,793
Shin-Etsu Polymer Co., Ltd. 3,700 48,379
Shinko Shoji Co., Ltd. 1,600 11,150
Shinmaywa Industries, Ltd. 9,900 140,292
#Shinnihonseiyaku Co., Ltd. 2,000 26,656
Shinwa Co., Ltd. 500 3,073
Shinwa Co., Ltd. 600 12,155
Shionogi & Co., Ltd. 17,800 366,247
Ship Healthcare Holdings, Inc. 6,400 105,650
Shiseido Co., Ltd. 29,101 495,958
Shizuoka Financial Group, Inc. 12,700 207,303
SHO-BOND Holdings Co., Ltd. 10,400 93,611
Shoei Co., Ltd. 4,800 55,231
Shoei Foods Corp. 200 5,277
SIGMAXYZ Holdings, Inc. 12,900 65,228
Siix Corp. 3,200 26,075
Simplex Holdings, Inc. 14,000 87,035
Sinfonia Technology Co., Ltd. 3,300 223,123
Sinko Industries, Ltd. 7,000 67,386
SKY Perfect JSAT Holdings,
Inc. 15,400 222,724
SMC Corp. 900 350,933
SMS Co., Ltd. 11,401 120,765
Socionext, Inc. 17,700 236,539
Soda Nikka Co., Ltd. 900 6,814

40
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
SoftBank Corp. 1,114,300 $ 1,509,715
Softcreate Holdings Corp.,
Class B 1,100 14,789
Software Service, Inc. 200 16,595
Soken Chemical & Engineering
Co., Ltd. 1,400 25,584
Solasto Corp. 6,100 36,182
*Sony Financial Group, Inc. 237,400 239,308
Sony Group Corp. 237,100 5,308,851
Sotetsu Holdings, Inc. 2,200 39,868
S-Pool, Inc. 9,700 16,160
Square Enix Holdings Co., Ltd. 11,400 197,612
#SRE Holdings Corp. 1,800 34,422
#SRS Holdings Co., Ltd. 700 5,650
Star Mica Holdings Co., Ltd. 5,400 51,004
Starts Corp., Inc. 2,800 88,850
Stella Chemifa Corp. 1,000 34,358
Strike Co., Ltd. 800 21,859
Subaru Corp. 72,000 1,552,859
Sugi Holdings Co., Ltd. 11,182 257,985
#Sukegawa Electric Co., Ltd. 100 5,115
Sumitomo Bakelite Co., Ltd. 5,600 197,485
Sumitomo Chemical Co., Ltd. 98,883 301,277
Sumitomo Electric Industries,
Ltd. 19,300 841,263
Sumitomo Forestry Co., Ltd. 18,800 204,075
Sumitomo Heavy Industries,
Ltd. 15,100 471,422
Sumitomo Mitsui Financial
Group, Inc. 57,200 2,029,031
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 37,553 788,237
Sumitomo Mitsui Trust Group,
Inc. 26,200 869,257
*Sumitomo Pharma Co., Ltd. 12,700 189,109
Sumitomo Realty &
Development Co., Ltd. 29,400 818,573
Sumitomo Seika Chemicals
Co., Ltd. 400 13,899
Sun Frontier Fudousan Co.,
Ltd. 4,000 63,451
Sundrug Co., Ltd. 6,500 173,603
Suntory Beverage & Food, Ltd. 3,800 120,040
Sun-Wa Technos Corp. 900 17,503
Suzuken Co., Ltd. 7,800 314,913
Suzuki Motor Corp. 28,900 394,644
SWCC Corp. 4,100 306,716
Synchro Food Co., Ltd. 3,300 12,814
Sysmex Corp. 40,100 381,348
System Research Co., Ltd. 1,300 16,551
Systena Corp. 20,900 68,827
#Syuppin Co., Ltd. 3,200 24,022
T Hasegawa Co., Ltd. 3,700 68,143
T&D Holdings, Inc. 17,800 438,827
Tachi-S Co., Ltd., Class S 5,100 69,560
Tadano, Ltd. 13,300 98,202
Taikisha, Ltd. 1,600 35,784
Taisei Corp. 5,400 538,740
Taiyo Holdings Co., Ltd. 9,200 298,198
Shares Value
JAPAN — (Continued)
Takamatsu Construction
Group Co., Ltd. 1,300 $ 32,192
#Takamiya Co., Ltd. 400 1,146
Takaoka Toko Co., Ltd. 700 20,987
#Takara Bio, Inc. 4,400 23,161
Takara Holdings, Inc. 12,000 124,037
Takara Standard Co., Ltd. 4,000 76,391
Takasago International Corp. 3,000 29,347
Takasago Thermal
Engineering Co., Ltd. 5,600 162,271
Takashima & Co., Ltd. 3,400 19,947
Takashimaya Co., Ltd. 21,800 272,747
Takatori Corp. 200 1,918
Takeda Pharmaceutical Co.,
Ltd. 53,200 1,807,821
Takeuchi Manufacturing Co.,
Ltd. 6,300 260,968
#Tama Home Co., Ltd. 1,600 38,532
Tanseisha Co., Ltd. 6,500 64,427
Tauns Laboratories, Inc. 400 1,380
Tayca Corp. 200 1,803
Tazmo Co., Ltd. 1,300 21,372
#TDC Soft, Inc. 3,100 24,577
Tear Corp. 200 677
TechMatrix Corp. 5,000 68,521
Teijin, Ltd. 28,900 279,989
Teikoku Electric Manufacturing
Co., Ltd. 600 11,844
Tekken Corp. 900 28,355
Terasaki Electric Co., Ltd. 200 5,692
Terumo Corp. 17,300 226,259
Tess Holdings Co., Ltd. 8,200 19,562
THK Co., Ltd. 6,300 187,701
TIS, Inc. 9,800 285,754
TKC Corp. 1,200 31,622
TOA Corp. 4,400 89,563
TOA ROAD Corp. 1,600 18,058
Toagosei Co., Ltd. 4,900 55,779
TOBISHIMA HOLDINGS, Inc. 1,600 25,173
Tobu Railway Co., Ltd. 7,501 132,602
Tocalo Co., Ltd. 6,400 107,082
#Tochigi Bank, Ltd. (The) 8,500 46,065
Toda Corp. 27,300 238,826
Toei Animation Co., Ltd. 5,600 93,116
Toenec Corp. 6,300 83,518
Toho Co., Ltd. 300 2,485
Toho Co., Ltd. 2,000 102,126
Toho Gas Co., Ltd. 9,000 298,425
Toho Holdings Co., Ltd. 4,000 119,876
#Toho Titanium Co., Ltd. 3,500 42,224
#*Toho Zinc Co., Ltd. 1,000 10,761
Tokai Corp. 100 1,597
TOKAI Holdings Corp. 10,900 81,118
Tokai Rika Co., Ltd. 1,200 24,349
Tokai Tokyo Financial
Holdings, Inc. 20,000 95,942
Tokio Marine Holdings, Inc. 68,900 2,557,956
Tokyo Base Co., Ltd. 6,100 16,687
Tokyo Electron Device, Ltd. 3,700 84,789

41
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Tokyo Electron, Ltd. 12,900 $ 3,454,551
Tokyo Energy & Systems, Inc. 1,700 20,189
Tokyo Gas Co., Ltd. 14,200 630,191
Tokyo Ohka Kogyo Co., Ltd. 12,300 580,235
Tokyo Sangyo Co., Ltd. 200 1,239
Tokyo Seimitsu Co., Ltd. 6,100 551,634
Tokyo Steel Manufacturing
Co., Ltd. 2,600 25,451
Tokyo Tatemono Co., Ltd. 19,600 461,094
Tokyotokeiba Co., Ltd. 700 24,323
Tokyu Construction Co., Ltd. 15,300 126,657
Tokyu Corp. 13,600 153,888
Tokyu Fudosan Holdings Corp. 67,800 626,972
Toli Corp. 3,300 16,301
Tomoe Engineering Co., Ltd. 300 3,750
Tomoku Co., Ltd. 400 8,985
Tomy Co., Ltd. 14,600 257,909
Topre Corp. 2,200 35,839
Toray Industries, Inc. 55,200 407,398
Torishima Pump
Manufacturing Co., Ltd., Class
A 1,400 19,621
Tosei Corp. 10,000 101,841
Toshiba TEC Corp. 2,800 47,120
Totech Corp. 3,900 101,634
Totetsu Kogyo Co., Ltd. 2,700 81,476
TOTO, Ltd. 8,902 280,517
Towa Pharmaceutical Co., Ltd. 300 6,991
#Toyo Innovex Co., Ltd. 100 441
Toyo Kanetsu KK 2,600 44,850
Toyo Seikan Group Holdings,
Ltd. 6,900 173,327
Toyobo Co., Ltd. 12,700 109,168
Toyoda Gosei Co., Ltd. 3,100 84,222
Toyota Boshoku Corp. 13,700 230,198
Toyota Motor Corp. 293,901 6,675,931
#Toyota Motor Corp.,
Sponsored ADR 1,050 238,203
Toyota Tsusho Corp. 31,300 1,137,481
Transaction Co., Ltd. 4,600 35,575
*Transaction Media Networks,
Inc. 100 289
Transcosmos, Inc. 1,000 24,439
TRE Holdings Corp. 4,500 50,000
Treasure Factory Co., Ltd. 1,600 17,643
Trend Micro, Inc. 9,700 380,429
Trusco Nakayama Corp. 3,900 61,713
Tsubakimoto Chain Co. 3,800 58,308
#Tsuburaya Fields Holdings,
Inc. 4,100 48,718
Tsugami Corp. 11,100 230,980
Tsukada Global Holdings, Inc. 1,800 6,628
Tsukishima Holdings Co., Ltd. 5,400 104,002
Tsuruha Holdings, Inc. 21,651 346,113
#TWOSTONE&Sons 200 863
UACJ Corp. 15,200 240,721
Uchida Yoko Co., Ltd. 3,000 40,373
UEX, Ltd. 300 1,636
ULS Group, Inc. 300 1,108
Shares Value
JAPAN — (Continued)
Ultrafabrics Holdings Co., Ltd. 200 $ 970
U-Next Holdings Co., Ltd. 7,200 86,908
Unicharm Corp. 27,900 169,903
Unipres Corp. 2,900 25,661
#UNISOL Holdings Co.rp. 2,300 34,039
United Arrows, Ltd. 4,000 62,362
United Super Markets
Holdings, Inc. 7,121 43,069
UNITED, Inc. 1,100 3,836
Urbanet Corp. Co., Ltd. 3,400 12,453
Ushio, Inc. 10,000 179,567
USS Co., Ltd. 30,200 334,185
UT Group Co., Ltd. 109,500 146,227
V Technology Co., Ltd. 300 6,058
Valor Holdings Co., Ltd. 3,300 74,874
Valqua, Ltd. 700 19,785
ValueCommerce Co., Ltd. 4,400 18,455
Vector, Inc. 6,300 59,545
Vision, Inc. 6,500 54,441
*Visional, Inc. 3,300 182,242
Vital KSK Holdings, Inc. 5,500 49,987
VT Holdings Co., Ltd. 12,200 43,023
Wacoal Holdings Corp. 3,500 98,856
Wacom Co., Ltd. 25,900 125,252
Wakita & Co., Ltd. 4,200 54,862
Watahan & Co., Ltd. 1,000 9,166
Wealth Management, Inc. 200 1,369
Weathernews, Inc. 1,000 26,416
Wellneo Sugar Co., Ltd. 600 11,116
West Holdings Corp. 3,900 40,224
Will Group, Inc. 2,400 18,514
WingArc1st, Inc. 2,600 54,946
Workman Co., Ltd. 2,500 103,073
World Co., Ltd. 3,500 71,130
World Holdings Co., Ltd. 500 8,191
Xebio Holdings Co., Ltd. 3,000 20,945
YAC Holdings Co., Ltd. 1,300 9,321
Yahagi Construction Co., Ltd. 2,800 42,111
YAKUODO Holdings Co., Ltd. 900 11,710
YAMABIKO Corp. 3,100 64,508
YAMADA Consulting Group
Co., Ltd. 700 7,846
Yamada Holdings Co., Ltd. 48,700 171,141
Yamae Group Holdings Co.,
Ltd. 1,200 21,727
Yamaha Corp. 21,303 154,463
Yamaha Motor Co., Ltd. 40,600 306,224
Yamato Holdings Co., Ltd. 12,900 168,964
Yamazaki Baking Co., Ltd. 6,100 129,070
Yamazen Corp. 8,200 75,749
Yaskawa Electric Corp. 10,300 328,176
Yellow Hat, Ltd. 7,500 82,021
Yodoko, Ltd. 600 5,449
Yokogawa Bridge Holdings
Corp. 4,600 92,740
Yokogawa Electric Corp. 7,900 262,616
Yokohama Financial Group,
Inc. 27,400 249,382
Yondenko Corp. 3,200 34,726

42
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Yondoshi Holdings, Inc. 700 $ 8,263
Yonex Co., Ltd. 5,300 111,834
#*Yoshimura Food Holdings
KK 500 2,820
Yuasa Trading Co., Ltd. 1,800 66,044
Yurtec Corp. 5,200 91,588
Zacros Corp. 6,400 48,292
Zenrin Co., Ltd. 3,700 25,161
Zeon Corp. 16,900 206,676
ZIGExN Co., Ltd. 11,200 33,979
Zojirushi Corp., Class B 900 9,020
#ZOZO, Inc. 19,400 160,472
Zuiko Corp. 1,000 6,515
TOTAL JAPAN 197,116,739
NETHERLANDS — (5.3%)
Aalberts NV, Registered 4,896 189,065
ΩABN AMRO Bank NV, Class
CV 47,283 1,747,139
Acomo NV 2,696 79,702
Aegon, Ltd.- NYS 126,925 988,746
Akzo Nobel NV 20,193 1,424,546
Allfunds Group PLC 37,524 364,714
AMG Critical Materials NV 3,716 159,678
APERAM SA 6,755 293,640
Arcadis NV 4,184 188,250
ASM International NV 1,823 1,539,372
ASML Holding NV- NYS 15,646 22,264,258
ASML Holding NV, Class B 136 196,676
ASR Nederland NV, Class B 29,993 2,182,983
Ω*Basic-Fit NV 4,728 181,003
BE Semiconductor Industries
NV 4,609 901,973
Brunel International NV 2,503 22,273
#*CM.com NV 1,480 7,747
Coca-Cola Europacific
Partners PLC 6,500 592,329
Corbion NV 6,148 148,035
ΩCTP NV 9,848 214,632
*Flow Traders, Ltd. 3,555 116,134
Fugro NV 2,952 40,913
*Havas NV 4,616 95,815
Heineken NV 6,747 556,564
IMCD NV 2,206 206,748
ING Groep NV 133,561 3,943,686
#*InPost SA 13,932 218,780
JDE Peet's NV 3,459 130,117
Kendrion NV 3,033 53,618
Koninklijke Ahold Delhaize NV 52,351 2,052,736
Koninklijke BAM Groep NV 27,689 291,193
Koninklijke Heijmans NV 2,193 179,232
Koninklijke KPN NV 513,596 2,509,996
Koninklijke Philips NV 17,897 513,758
#Koninklijke Philips NV- NYS 45,069 1,293,480
Koninklijke Vopak NV 4,852 242,779
*Magnum Ice Cream Co. NV
(The) 19,902 353,261
Nedap NV 220 22,770
NN Group NV 31,430 2,496,961
Shares Value
NETHERLANDS — (Continued)
*Pharming Group NV 38,292 $ 77,989
PostNL NV 13,713 19,299
Randstad NV 14,891 533,403
SBM Offshore NV 25,419 913,848
*SIF Holding NV 158 1,444
ΩSignify NV 7,770 165,553
TKH Group NV 3,249 143,167
*TomTom NV 3,428 25,855
Universal Music Group NV 68,136 1,676,286
Van Lanschot Kempen NV 2,894 175,930
Wolters Kluwer NV 19,902 1,867,603
TOTAL NETHERLANDS 54,605,679
NEW ZEALAND — (0.3%)
a2 Milk Co., Ltd. (The) 24,231 144,656
Auckland International Airport,
Ltd. 44,368 221,666
Briscoe Group, Ltd. 3,708 11,192
Channel Infrastructure NZ, Ltd. 55,730 98,091
Chorus, Ltd. 40,065 230,217
#Colonial Motor Co., Ltd. (The) 12 61
Contact Energy, Ltd. 22,001 124,424
EBOS Group, Ltd. 11,610 180,544
Fisher & Paykel Healthcare
Corp., Ltd. 17,841 419,884
Freightways Group, Ltd. 15,813 139,642
*Gentrack Group, Ltd. 5,397 24,907
Hallenstein Glasson Holdings,
Ltd. 4,517 27,048
Heartland Group Holdings, Ltd. 92,707 67,569
Infratil, Ltd. 19,492 130,630
*KMD Brands, Ltd. 2,149 357
Mainfreight, Ltd. 2,043 82,978
Mercury NZ, Ltd. 19,072 73,021
Meridian Energy, Ltd. 28,547 97,557
Napier Port Holdings, Ltd. 60 137
NZME, Ltd. 300 208
NZX, Ltd. 35,899 32,679
*Oceania Healthcare, Ltd. 25,335 13,025
#Port of Tauranga, Ltd. 7,459 36,138
*Ryman Healthcare, Ltd. 23,462 39,451
Scales Corp., Ltd. 15,118 52,579
*Serko, Ltd. 346 617
Skellerup Holdings, Ltd. 18,290 57,194
SKY Network Television, Ltd. 13,726 27,729
#*SKYCITY Entertainment
Group, Ltd. 39,342 22,011
Spark New Zealand, Ltd. 70,732 96,688
Summerset Group Holdings,
Ltd. 11,102 77,693
TOWER, Ltd. 39,733 46,383
Turners Automotive Group,
Ltd. 2,223 11,563
Vector, Ltd. 12,773 37,315
*Vista Group International, Ltd. 15,252 17,159
*Warehouse Group, Ltd. (The),
Registered 260 115
TOTAL NEW ZEALAND 2,643,128

43
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
NORWAY — (0.7%)
2020 Bulkers, Ltd. 679 $ 10,122
ABG Sundal Collier Holding
ASA 20,997 17,696
AF Gruppen ASA 3,233 62,174
Aker Solutions ASA 44,675 163,359
AKVA Group ASA 12 106
*Archer, Ltd. 5,029 13,281
*ArcticZymes Technologies
ASA 20 46
*Atea ASA, Class A 5,535 88,800
Ω*AutoStore Holdings, Ltd. 3,576 4,187
Borregaard ASA 6,562 132,484
Bouvet ASA 8,494 51,500
Ω#BW LPG, Ltd. 5,843 92,402
ΩBW LPG, Ltd. 380 5,943
BW Offshore, Ltd. 2,992 14,650
*Cloudberry Clean Energy
ASA 32,580 42,019
DNB Bank ASA 31,337 903,313
DOF Group ASA 19,877 233,578
ΩElmera Group ASA 15,736 65,901
Elopak ASA 14,592 76,160
ΩEntra ASA, Class B 3,839 45,193
ΩEuropris ASA 21,996 202,795
Gjensidige Forsikring ASA 8,382 239,085
ΩKid ASA 3,813 49,574
Kitron ASA 17,726 152,256
*Kongsberg Automotive ASA 4,861 1,094
Kongsberg Gruppen ASA 20,970 722,117
Leroy Seafood Group ASA 7,098 35,109
*LINK Mobility Group Holding
ASA 22,099 77,239
Medistim ASA 775 18,004
Mowi ASA 5,998 138,342
ΩMulticonsult ASA 1,361 24,103
NORBIT ASA 2,667 51,178
Norconsult Norge A/S 5,782 27,347
*Nordic Semiconductor ASA 8,733 117,907
Norsk Hydro ASA 17,028 153,125
*Northern Ocean, Ltd. 93 88
Odfjell Drilling, Ltd. 15,665 156,176
Orkla ASA 8,583 102,112
Pareto Bank ASA 3,667 30,943
Pexip Holding ASA 726 5,846
*PhotoCure ASA 8 58
Protector Forsikring ASA 4,593 250,248
Rana Gruber ASA, Class A 825 6,695
Reach Subsea ASA 26,398 20,350
Salmar ASA 2,180 130,132
*SATS ASA 7,172 30,036
Ω*Scatec ASA 16,448 197,567
*Sea1 offshore, Inc. 5,153 13,367
Selvaag Bolig ASA 4,141 14,926
Solstad Offshore ASA 4,896 25,911
Sparebank 1 Oestlandet 3,744 76,401
SpareBank 1 Sor-Norge ASA 13,945 282,705
Sparebanken More 3,849 44,027
Sparebanken Norge 4,672 93,449
Shares Value
NORWAY — (Continued)
Storebrand ASA 44,286 $ 777,389
Subsea 7 SA 19,007 486,310
TGS ASA 12,991 136,690
TOMRA Systems ASA 7,784 103,878
Veidekke ASA 10,040 185,968
Vend Marketplaces ASA,
Class B 4,745 131,588
Wilh. Wilhelmsen Holding
ASA, Class A 1,249 89,130
Wilh. Wilhelmsen Holding
ASA, Class B 323 20,492
*Zaptec ASA 172 414
TOTAL NORWAY 7,445,085
PORTUGAL — (0.3%)
#Altri SGPS SA 4,803 24,741
Banco Comercial Portugues
SA, Class R 504,958 549,304
Corticeira Amorim SGPS SA 5,615 44,689
CTT-Correios de Portugal SA 3,340 26,980
EDP Renovaveis SA 28,416 432,707
EDP SA 248,369 1,275,559
#Navigator Co. SA (The) 15,860 60,264
NOS SGPS SA 26,160 136,467
REN - Redes Energeticas
Nacionais SGPS SA 31,805 130,159
Sonae SGPS SA 89,409 188,267
TOTAL PORTUGAL 2,869,137
SINGAPORE — (0.9%)
*AEM Holdings, Ltd. 20,816 31,659
Aztech Global, Ltd. 5,100 2,652
BRC Asia, Ltd. 100 330
Centurion Corp., Ltd. 400 479
China Aviation Oil Singapore
Corp., Ltd. 22,800 31,442
City Developments, Ltd. 56,400 412,444
CSE Global, Ltd. 63,324 55,889
DBS Group Holdings, Ltd. 65,100 3,036,974
DFI Retail Group Holdings,
Ltd. 12,700 52,324
Food Empire Holdings, Ltd. 19,500 41,490
Frasers Property, Ltd. 16,400 14,604
Frencken Group, Ltd. 25,700 33,821
*Fu Yu Corp., Ltd. 2,800 225
*Gallant Venture, Ltd. 2,400 144
Genting Singapore, Ltd. 284,900 165,013
GuocoLand, Ltd. 200 426
Ho Bee Land, Ltd. 18,400 35,379
Hong Fok Corp., Ltd. 25,100 16,911
Hongkong Land Holdings, Ltd. 31,100 264,039
Hour Glass, Ltd. (The) 12,200 21,535
iFAST Corp., Ltd. 12,600 104,652
ISDN Holdings, Ltd. 12,241 3,859
Keppel, Ltd. 70,000 602,916
NETLINK NBN TRUST 168,900 130,435
OUE, Ltd. 300 279
Oversea-Chinese Banking
Corp., Ltd. 53,100 888,348
Pan-United Corp., Ltd. 400 363

44
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SINGAPORE — (Continued)
Propnex, Ltd. 5,800 $ 10,009
Q&M Dental Group Singapore,
Ltd. 400 163
Raffles Medical Group, Ltd. 47,600 37,322
SATS, Ltd. 22,600 67,497
Seatrium, Ltd. 175,155 291,235
Sheng Siong Group, Ltd. 40,700 87,237
SIA Engineering Co., Ltd.,
Registered 15,500 40,307
Singapore Exchange, Ltd. 21,300 295,917
Singapore Land Group, Ltd. 400 1,100
Singapore Technologies
Engineering, Ltd. 75,000 579,196
StarHub, Ltd. 25,000 22,459
Straits Trading Co., Ltd. 11,955 16,957
Tai Sin Electric, Ltd. 1,000 394
*Thomson Medical Group, Ltd. 2,500 120
United Overseas Bank, Ltd. 20,900 630,294
UOL Group, Ltd. 45,400 387,814
Vicom, Ltd. 100 130
Wee Hur Holdings, Ltd. 33,700 23,635
Wing Tai Holdings, Ltd. 40,400 52,530
Yangzijiang Shipbuilding
Holdings, Ltd. 145,100 381,902
TOTAL SINGAPORE 8,874,850
SPAIN — (3.1%)
Acciona SA 4,007 864,724
Acerinox SA 17,176 255,623
ΩAedas Homes SA 748 21,268
ΩAena SME SA 25,672 801,086
Almirall SA 4,619 69,347
Amadeus IT Group SA 30,893 2,080,898
*Amper SA 1,854 418
Atresmedia Corp. de Medios
de Comunicacion SA 6,690 41,783
#Audax Renovables SA 19,143 29,970
Banco Bilbao Vizcaya
Argentaria SA 40,534 1,034,351
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 80,140 2,037,159
Banco de Sabadell SA 403,363 1,585,946
Banco Santander SA 334,965 4,295,751
Banco Santander SA,
Sponsored ADR 91,838 1,170,935
Bankinter SA 63,523 1,089,726
CaixaBank SA 243,333 3,229,175
ΩCellnex Telecom SA 12,596 389,907
Construcciones y Auxiliar de
Ferrocarriles SA 1,751 117,278
Corp ACCIONA Energias
Renovables SA 6,421 163,317
*Distribuidora Internacional de
Alimentacion SA 471 21,937
Ebro Foods SA 2,167 47,331
*eDreams ODIGEO SA 9,983 41,567
Elecnor SA 2,218 70,980
Enagas SA 10,026 165,613
*Ence Energia y Celulosa SA 9,174 24,295
Shares Value
SPAIN — (Continued)
Endesa SA 7,587 $ 280,616
*Ercros SA 346 1,408
Faes Farma SA 15,416 95,917
Ferrovial SE 572 38,890
Ferrovial SE 14,130 958,496
Fluidra SA 6,665 194,420
ΩGestamp Automocion SA 7,410 26,728
ΩGlobal Dominion Access SA 6,842 28,326
*Grenergy Renovables SA 1,634 186,808
Grifols SA 16,168 207,538
Iberdrola SA 114,213 2,571,416
Indra Sistemas SA 10,576 686,966
Industria de Diseno Textil SA 61,274 4,009,220
*Inmocemento SA 4,042 18,008
Laboratorios Farmaceuticos
Rovi SA 1,609 137,628
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 30,404 42,536
Mapfre SA 94,123 431,995
Naturgy Energy Group SA 3,767 118,668
Ω*Neinor Homes SA 4,710 112,626
*Obrascon Huarte Lain SA 39,377 16,817
Pharma Mar SA 488 45,834
Prim SA 4 61
*Promotora de Informaciones
SA, Class A 364 149
ΩProsegur Cash SA 5,589 4,262
Prosegur Cia de Seguridad SA 6,108 20,455
*Realia Business SA 464 563
Redeia Corp. SA 26,219 455,085
Sacyr SA 28,318 133,609
*Solaria Energia y Medio
Ambiente SA 10,434 230,755
*Soltec Power Holdings SA,
Class A 480 434
Ω#*Talgo SA 1,850 6,449
*Tecnicas Reunidas SA 9,216 349,528
Telefonica SA 227,389 923,807
Tubacex SA 7,159 29,340
ΩUnicaja Banco SA 131,626 451,917
Viscofan SA 112 7,515
TOTAL SPAIN 32,475,175
SWEDEN — (3.8%)
#AAK AB 4,403 123,352
ΩAcadeMedia AB 11,286 120,098
AddLife AB, Class B 6,937 106,967
Addnode Group AB, Class B 11,222 108,642
AddTech AB, Class B 21,457 704,871
AFRY AB 19,357 308,977
Alfa Laval AB 11,786 688,873
ΩAlimak Group AB 5,716 88,075
Alleima AB 19,688 173,144
Alligo AB, Class B 1,692 24,236
ΩAmbea AB, Class B 14,522 223,106
AQ Group AB 1,855 41,051
Arjo AB, Class B 17,506 52,841
*Asmodee Group AB, Class B 14,191 171,211
Assa Abloy AB, Class B 18,342 745,718

45
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWEDEN — (Continued)
Atlas Copco AB, Class A 112,796 $ 2,341,356
Atlas Copco AB, Class B 27,997 506,506
#Atrium Ljungberg AB, Class B 13,665 52,107
ΩAttendo AB 19,033 191,142
Avanza Bank Holding AB 20,522 805,602
Axfood AB 12,441 428,789
Beijer Alma AB, Class B 2,234 66,751
Beijer Ref AB, Class B 10,586 151,694
Bergman & Beving AB 2,109 65,994
Betsson AB, Class B 26,947 318,411
*BHG Group AB 17,687 61,379
*BICO Group AB, Class B 2,929 5,708
Bilia AB, Class A 9,184 130,826
Billerud Aktiebolag 31,481 256,407
Ω*BioArctic AB, Class B 6,960 250,811
BioGaia AB, Class B 10,664 132,031
Bjorn Borg AB 1,665 11,022
*Boliden AB 16,437 1,163,481
*Bonava AB, Class B 21,331 31,326
Ω*Boozt AB 7,686 78,534
ΩBravida Holding AB 19,261 191,364
Bufab AB 14,147 158,023
Bulten AB 16 90
Byggmax Group AB 6,774 43,235
*Camurus AB 3,385 255,245
*Carasent AB 76 222
Castellum AB 32,971 410,077
Catella AB 96 295
Catena AB 3,268 170,705
Cellavision AB 874 14,553
Clas Ohlson AB, Class B 7,822 269,503
Cloetta AB, Class B 22,033 108,370
*Coffee Stain Group AB 15,667 32,813
Coinshares International, Ltd. 2,488 27,516
ΩCoor Service Management
Holding AB 17,230 102,673
Corem Property Group AB,
Class D 12 324
CTT Systems AB 602 11,126
Dios Fastigheter AB 8,784 64,052
ΩDometic Group AB 26,989 117,075
Duni AB 1,093 12,940
*Dynavox Group AB 12,203 120,620
Eastnine AB 2,982 16,759
Elanders AB, Class B 40 268
*Electrolux AB, Class B 6,495 52,666
Electrolux Professional AB,
Class B 19,929 138,454
Elekta AB, Class B 42,393 273,928
*Eltel AB 152 154
#*Embracer Group AB, Class
B 15,667 86,147
#Engcon AB, Class B 3,560 32,092
Eolus AB, Class B 1,605 6,119
Ependion AB 991 11,934
Epiroc AB, Class A 26,675 752,436
Epiroc AB, Class B 4,950 124,250
EQT AB 5,088 194,272
Shares Value
SWEDEN — (Continued)
Ω#Evolution AB 5,373 $ 351,190
Ework Group AB 881 9,465
Fabege AB 32,330 300,392
Fagerhult Group AB 3,193 13,508
*Fastighets AB Balder, Class B 26,452 200,327
*Fastighetsbolaget Emilshus
AB, Class B 1,574 9,442
FastPartner AB, Class A 5,548 28,704
FastPartner AB, Class D 16 135
Fenix Outdoor International AG 8 474
FormPipe Software AB 52 135
Getinge AB, Class B 12,900 284,748
Granges AB 9,352 157,834
Ω*Green Landscaping Group
AB 72 359
H & M Hennes & Mauritz AB,
Class B 17,038 343,272
Hanza AB 1,435 22,533
Heba Fastighets AB, Class B 3,340 11,319
Hemnet Group AB 5,232 83,868
Hexagon AB, Class B 32,650 371,046
*Hexatronic Group AB 13,557 35,944
Hexpol AB 17,670 145,117
*HMS Networks AB 1,813 82,168
#Holmen AB, Class B 3,837 144,685
Hufvudstaden AB, Class A 7,147 99,306
Humana AB 3,448 18,482
Husqvarna AB, Class A 52 267
Husqvarna AB, Class B 18,706 96,422
Indutrade AB 13,479 318,237
Instalco AB 27,539 79,392
INVISIO AB 4,889 143,871
Inwido AB 4,970 86,349
JM AB 12,151 187,503
*John Mattson
Fastighetsforetagen AB 1,799 13,413
Kabe Group AB, Class B 8 188
*Karnov Group AB, Class B 3,580 39,592
*K-Fast Holding AB, Class B 4,724 6,500
KNOW IT AB 2,899 38,185
Lagercrantz Group AB, Class
B 16,084 355,393
Lifco AB, Class B 7,206 249,256
Lime Technologies AB 1,062 30,532
Lindab International AB 5,693 120,391
Logistea AB, Class B 1,422 2,313
Loomis AB, Class B 5,688 237,486
*Medcap AB 838 46,386
Medicover AB, Class B 4,112 94,064
MEKO AB 4,296 34,408
MIPS AB 1,738 54,345
*Modern Times Group MTG
AB, Class B 13,529 159,097
Momentum Group AB, Class B 638 9,470
ΩMunters Group AB 8,724 172,957
Mycronic AB 11,325 263,287
*NCAB Group AB 11,245 58,408
NCC AB, Class B 13,031 336,217
Nederman Holding AB 1,169 18,990

46
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWEDEN — (Continued)
*Nelly Group AB 936 $ 14,169
New Wave Group AB, Class B 7,433 89,593
#Nibe Industrier AB, Class B 49,181 189,452
#*Nobia AB 29,970 13,028
Nolato AB, Class B 5,490 36,095
Nordnet AB 10,520 342,734
*Norion Bank AB 11,550 88,462
Note AB 687 12,860
NP3 Fastigheter AB 2,137 63,732
Nyfosa AB 10,359 82,792
OEM International AB, Class B 9,707 139,701
Peab AB, Class B 10,598 106,552
Platzer Fastigheter Holding
AB, Class B 6,805 57,194
RaySearch Laboratories AB,
Class B 6,751 145,052
Rejlers AB, Class B 24 494
#*Rottneros AB 189 50
Rusta AB 6,254 57,791
Rvrc Holding AB 14,112 108,802
Saab AB, Class B 5,643 441,955
#Sagax AB, Class B 9,872 219,136
#*Samhallsbyggnadsbolaget i
Norden AB 151,135 83,658
Sandvik AB 27,291 1,084,272
ΩScandic Hotels Group AB 23,449 235,490
*Sdiptech AB, Class B 2,348 45,277
Sectra AB, Class B 13,204 328,450
Securitas AB, Class B 29,269 486,370
Ω*Sinch AB 79,296 239,530
SinterCast AB 12 132
Skandinaviska Enskilda
Banken AB, Class A 79,149 1,710,883
Skandinaviska Enskilda
Banken AB, Class C 16 355
Skanska AB, Class B 14,690 449,549
SKF AB, Class A 8 212
SKF AB, Class B 11,492 301,962
SkiStar AB 5,950 112,853
*Stendorren Fastigheter AB,
Class B 809 17,912
Stenhus Fastigheter I Norden
AB 10,562 13,459
*Stillfront Group AB 85,141 52,803
Storskogen Group AB, Class B 168,526 205,797
Svedbergs Group AB, Class B 2,375 17,761
Svenska Cellulosa AB SCA,
Class A 1,160 14,598
#Svenska Cellulosa AB SCA,
Class B 32,386 408,106
#Svenska Handelsbanken AB,
Class A 53,286 846,340
#Svenska Handelsbanken AB,
Class B 1,505 39,749
Sweco AB, Class B 18,296 304,856
Swedbank AB, Class A 31,220 1,222,737
*Swedish Logistic Property AB,
Class B 2,645 12,534
Shares Value
SWEDEN — (Continued)
*Swedish Orphan Biovitrum
AB, Class A 11,545 $ 439,512
Synsam AB 21,446 158,684
Systemair AB 4,704 46,018
Tele2 AB, Class B 60,278 1,109,582
Telefonaktiebolaget LM
Ericsson, Class A 1,949 21,290
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 225 2,430
Telefonaktiebolaget LM
Ericsson, Class B 113,825 1,242,885
Telia Co. AB 110,614 506,696
ΩThule Group AB 8,502 204,380
Trelleborg AB, Class B 4,701 191,179
Troax Group AB 1,955 32,023
Truecaller AB, Class B 22,978 40,104
VBG Group AB, Class B 770 33,436
Vitec Software Group AB,
Class B 766 21,633
Vitrolife AB 6,661 87,436
Volati AB 1,275 13,726
Volvo AB, Class A 7,491 274,177
Volvo AB, Class B 79,356 2,904,498
*Volvo Car AB, Class B 67,313 226,297
Wallenstam AB, Class B 11,869 54,382
Wihlborgs Fastigheter AB 24,617 256,119
*XANO Industri AB, Class B 28 287
TOTAL SWEDEN 38,810,774
SWITZERLAND — (8.1%)
ABB, Ltd., Registered 53,272 4,611,534
Accelleron Industries AG 10,827 1,037,637
Adecco Group AG 26,453 777,049
*AEVIS VICTORIA SA 710 12,632
Alcon AG, ADR 10,560 855,149
Allreal Holding AG, Registered 1,565 459,308
ALSO Holding AG, Registered 756 195,173
APG SGA SA 129 35,347
Ascom Holding AG, Registered 2,435 16,917
Bachem Holding AG, Class B 1,035 94,085
Banque Cantonale de Geneve,
Class BR 2,044 73,792
#Banque Cantonale Vaudoise,
Registered 3,744 508,567
Barry Callebaut AG,
Registered 265 465,268
Belimo Holding AG, Class R 983 1,078,677
Bellevue Group AG, Class BR 46 675
Berner Kantonalbank AG,
Registered 622 260,496
BKW AG 1,983 375,716
Bossard Holding AG,
Registered, Class A 486 95,931
Bucher Industries AG,
Registered 528 245,470
Burckhardt Compression
Holding AG 403 279,465
Burkhalter Holding AG 762 138,932
Bystronic AG 51 17,849

47
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWITZERLAND — (Continued)
Calida Holding AG, Registered 8 $ 126
Cembra Money Bank AG 2,934 376,252
Cham Swiss Properties AG 4 131
*Cicor Technologies, Ltd.,
Registered 175 27,953
Cie Financiere Tradition SA,
Class BR 152 58,033
*Clariant AG, Registered 2,919 27,084
#*Coltene Holding AG,
Registered 12 859
COSMO Pharmaceuticals NV 30 4,511
Daetwyler Holding AG, Class
BR 431 88,321
DKSH Holding AG 2,979 219,349
dormakaba Holding AG 2,590 195,415
*EFG International AG 9,460 241,767
Emmi AG, Registered 179 181,778
EMS-Chemie Holding AG 579 451,891
#*Feintool International
Holding AG, Registered 4 53
Flughafen Zurich AG,
Registered 2,596 807,742
Forbo Holding AG, Registered 59 69,953
Galderma Group AG 5,004 935,102
ΩGalenica AG 8,212 1,030,166
Geberit AG, Registered 2,371 1,815,391
Georg Fischer AG, Registered 4,049 270,529
Givaudan SA, Registered 415 1,610,311
Glarner Kantonalbank 481 13,742
Helvetia Baloise Holding AG,
Registered 8,278 2,103,765
Hiag Immobilien Holding AG 342 55,249
Huber + Suhner AG,
Registered 2,279 462,281
Implenia AG, Registered 2,093 201,132
Inficon Holding AG, Registered 1,280 202,792
Interroll Holding AG, Class R 39 94,202
Intershop Holding AG 348 75,651
Investis Holding SA 180 36,232
Julius Baer Group, Ltd.,
Registered 16,405 1,376,652
Jungfraubahn Holding AG,
Registered 530 209,577
Kardex Holding AG,
Registered 596 209,747
*Kudelski SA, Class BR 52 82
Kuehne + Nagel International
AG, Class R 2,741 636,084
*Landis+Gyr Group AG 2,347 165,499
#Lastminute.com NV 546 10,104
Liechtensteinische
Landesbank AG 717 89,759
#Logitech International SA,
Class R 9,410 807,754
Luzerner Kantonalbank AG,
Registered 1,077 137,623
ΩMedacta Group SA 745 159,826
#Meier Tobler Group AG 24 1,133
Mikron Holding AG, Registered 8 180
Shares Value
SWITZERLAND — (Continued)
Mobilezone Holding AG,
Registered 4,517 $ 82,709
Mobimo Holding AG,
Registered 1,147 579,421
Ω*Montana Aerospace AG 2,066 89,476
Naturenergie Holding AG 1,310 55,629
#Novartis AG, Class B,
Sponsored ADR 76,544 11,380,562
Novartis AG, Registered 1,676 249,468
*Novavest Real Estate AG,
Class B 16 837
#OC Oerlikon Corp. AG
Pfaffikon 10,569 48,587
Partners Group Holding AG 1,349 1,839,426
*Peach Property Group AG 515 3,892
Phoenix Mecano AG,
Registered 39 22,386
Plazza AG, Registered, Class
A 72 40,953
Ω*PolyPeptide Group AG 723 25,632
PSP Swiss Property AG,
Registered 3,789 762,671
#Rieter Holding AG,
Registered 2,808 12,088
Roche Holding AG 26,528 12,081,514
Roche Holding AG, Class BR 998 461,383
Romande Energie Holding SA,
Registered 968 53,802
Sandoz Group AG 17,162 1,363,510
Sandoz Group AG, ADR 3,259 258,374
Schindler Holding AG,
Registered 903 333,619
Schweiter Technologies AG,
Registered 41 13,417
Ω*Sensirion Holding AG 860 63,993
SFS Group AG 1,352 199,100
SGS SA, Registered 14,146 1,704,758
*Siegfried Holding AG,
Registered 1,592 196,196
*SIG Group AG 3,017 46,780
Sika AG, Registered 7,156 1,378,138
*Softwareone Holding AG 2,460 25,425
Sonova Holding AG 3,634 998,105
St. Galler Kantonalbank AG,
Registered 240 185,131
#Stadler Rail AG 7,272 187,077
Straumann Holding AG, Class
R 5,176 625,785
Sulzer AG, Registered 1,531 330,436
Sunrise Communications AG 6,644 377,907
#Swatch Group AG (The),
Class BR 2,726 647,825
#Swatch Group AG (The),
Registered 3,339 159,134
Swiss Life Holding AG,
Registered 2,246 2,468,690
Swiss Prime Site AG,
Registered 5,748 980,082
Swiss Re AG, Registered 21,976 3,523,066

48
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWITZERLAND — (Continued)
#Swisscom AG, Registered 3,084 $ 2,537,126
Swissquote Group Holding SA,
Registered 1,398 795,537
Temenos AG, Registered 4,553 404,127
TX Group AG 287 62,018
UBS Group AG 59,565 2,808,490
UBS Group AG 15,092 713,198
Valiant Holding AG 1,933 389,587
ΩVAT Group AG 1,784 1,161,146
Vaudoise Assurances Holding
SA 68 64,905
Vontobel Holding AG, Class R 3,167 273,907
VP Bank AG, Class A 322 35,292
Walliser Kantonalbank,
Registered 318 57,195
Warteck Invest AG, Registered 15 38,277
#Ypsomed Holding AG,
Registered 225 89,264
Zehnder Group AG,
Registered 649 69,278
Zug Estates Holding AG, Class
B 38 114,980
Zuger Kantonalbank, Class BR 12 146,484
Zurich Insurance Group AG 4,067 2,899,530
TOTAL SWITZERLAND 83,614,777
UNITED KINGDOM — (12.0%)
Admiral Group PLC 26,286 991,952
ΩAirtel Africa PLC 134,327 588,382
AJ Bell PLC 28,340 179,981
Antofagasta PLC 16,150 808,464
Ashtead Group PLC 20,731 1,333,364
AstraZeneca PLC, Sponsored
ADR 88,261 8,187,973
ΩAutotrader Group PLC 121,472 896,792
Aviva PLC 168,251 1,467,951
Babcock International Group
PLC 54,576 1,074,699
BAE Systems PLC 85,039 2,303,555
Balfour Beatty PLC 29,465 288,694
Barclays PLC 424,866 2,834,656
Barclays PLC, Sponsored ADR 34,451 921,564
Barratt Redrow PLC,
Registered 153,837 819,501
Beazley PLC 105,546 1,640,987
Bellway PLC 15,069 561,626
Berkeley Group Holdings PLC 13,591 768,390
ΩBridgepoint Group PLC 9,526 35,582
BT Group PLC, Registered 681,657 1,789,896
Bunzl PLC 28,561 802,669
*Burberry Group PLC 41,476 625,501
*Canal+ SA 60,015 261,067
*Coca-Cola HBC AG 6,342 343,761
Compass Group PLC 91,827 2,755,831
Computacenter PLC 9,785 446,866
ΩConvatec Group PLC 97,290 307,064
Croda International PLC 7,309 273,612
DCC PLC 14,724 936,704
Diageo PLC 50,462 1,160,225
Shares Value
UNITED KINGDOM — (Continued)
#Diageo PLC, Sponsored ADR 2,885 $ 267,728
Diploma PLC 9,344 682,147
Drax Group PLC 54,318 671,587
Dunelm Group PLC 13,846 175,562
Entain PLC 15,524 128,882
Experian PLC 74,432 2,817,003
*Frasers Group PLC 9,796 93,493
Fresnillo PLC 26,194 1,330,674
Games Workshop Group PLC 3,570 835,268
Grainger PLC 43,140 114,846
GSK PLC 129,642 3,338,318
Haleon PLC 256,374 1,333,006
Halma PLC 13,612 661,986
Hikma Pharmaceuticals PLC 7,360 154,425
Hiscox, Ltd. 27,793 565,219
Hochschild Mining PLC 29,324 272,021
Howden Joinery Group PLC 65,755 755,245
HSBC Holdings PLC,
Registered 112,436 1,983,248
#HSBC Holdings PLC,
Sponsored ADR 55,853 4,915,623
IG Group Holdings PLC 23,149 429,479
IMI PLC 30,318 1,149,099
Inchcape PLC 44,883 502,888
Informa PLC 92,598 1,118,195
International Workplace Group
PLC 43,483 147,503
Intertek Group PLC 11,047 676,709
Investec PLC 21,619 180,373
ITV PLC 388,526 433,189
J Sainsbury PLC 212,152 932,767
JD Sports Fashion PLC 218,796 245,539
Johnson Matthey PLC 23,928 774,911
Just Group PLC, Registered 94 279
Kingfisher PLC 164,971 764,038
Legal & General Group PLC 325,661 1,184,701
Lion Finance Group PLC 2,962 410,119
Lloyds Banking Group PLC 1,766,740 2,641,394
Man Group PLC 62,232 224,426
Marks & Spencer Group PLC 261,035 1,311,390
Melrose Industries PLC 58,121 499,276
Mondi PLC 34,954 409,627
Morgan Sindall Group PLC 4,664 315,529
National Grid PLC 4,201 71,167
National Grid PLC, Sponsored
ADR 21,008 1,791,352
NatWest Group PLC 160,661 1,466,547
#NatWest Group PLC, Class
S, ADR 62,178 1,133,505
Next PLC 10,419 1,896,560
Ninety One PLC 2,812 9,755
*Ocado Group PLC 29,833 89,327
OSB Group PLC 57,109 478,436
Pagegroup PLC 23 65
Pearson PLC 5,193 68,225
Pearson PLC, Sponsored ADR 32,791 431,530
Pennon Group PLC 43,870 328,996
Persimmon PLC 28,457 549,045
Phoenix Group Holdings PLC 86,457 877,348

49
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Plus500, Ltd. 15,067 $ 867,139
Prudential PLC 43,807 724,075
#Prudential PLC, Sponsored
ADR 42,458 1,400,689
QinetiQ Group PLC 44,451 305,904
*Reckitt Benckiser Group PLC 39,758 3,323,669
#RELX PLC, Sponsored ADR 110,915 3,970,757
Rentokil Initial PLC 35,154 217,418
#Rentokil Initial PLC, ADR 1,827 57,569
Rightmove PLC 131,664 893,262
Rio Tinto PLC, Sponsored
ADR 3,996 363,756
Rolls-Royce Holdings PLC 395,652 6,574,926
Rotork PLC 58,976 286,168
RS GROUP PLC 44,280 407,114
Sage Group PLC (The) 93,987 1,234,794
Schroders PLC 52,704 326,611
Severn Trent PLC 24,120 969,129
Smith & Nephew PLC 30,868 526,094
#Smith & Nephew PLC,
Sponsored ADR 6,839 233,483
Smiths Group PLC 19,495 671,476
Softcat PLC 20,260 397,566
Spirax Group PLC 4,036 402,365
SSE PLC 41,110 1,366,328
St. James's Place PLC 119,705 2,496,832
Standard Chartered PLC 116,759 2,983,344
Taylor Wimpey PLC 349,576 512,086
TBC Bank Group PLC 593 34,584
Tesco PLC 568,116 3,314,848
TP ICAP Group PLC 71,688 250,853
#Unilever PLC, ADR 88,459 6,047,057
United Utilities Group PLC 63,620 1,088,663
*Vistry Group PLC 33,715 307,758
Weir Group PLC (The) 11,012 487,488
Whitbread PLC 8,690 324,833
*Wise PLC, Class A 25,148 325,423
TOTAL UNITED KINGDOM 123,740,940
UNITED STATES — (0.1%)
*Flutter Entertainment PLC,
Class DI 350 57,466
International Paper Co. 15,992 642,990
Royal Gold, Inc. 1,549 407,867
#*Sunococorp LLC 4,819 258,395
TOTAL UNITED STATES 1,366,718
TOTAL COMMON STOCKS 983,403,705
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG
4.940% 1,463 152,116
Ω#Dr. Ing. h.c. F. Porsche AG
1.980% 10,165 498,346
Draegerwerk AG & Co. KGaA
2.280% 860 90,954
Einhell Germany AG, Class P
1.700% 208 21,775
FUCHS SE 3.200% 12,776 555,676
Shares Value
GERMANY — (Continued)
Henkel AG & Co. KGaA
2.750% 11,622 $ 1,025,349
Jungheinrich AG 2.200% 3,046 131,902
Porsche Automobil Holding SE
5.270% 10,263 442,470
Sartorius AG 0.310% 1,044 292,863
Sixt SE, Class A 5.090% 2,027 128,771
STO SE & Co. KGaA 0.260% 286 40,353
Volkswagen AG, Class A
6.200% 11,246 1,373,340
TOTAL GERMANY 4,753,915
TOTAL PREFERRED
STOCKS 4,753,915
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<29Metals, Ltd. 02/11/26 2,306 121
TOTAL AUSTRALIA 121
CANADA — (0.0%)
*<Constellation Software, Inc.
03/31/40 270 –
TOTAL CANADA –
SPAIN — (0.0%)
*Iberdrola SA 02/03/26 112,814 34,794
*Sacyr SA 02/13/26 28,318 1,670
TOTAL SPAIN 36,464
TOTAL RIGHTS/WARRANTS 36,585
TOTAL INVESTMENT SECURITIES — (95.9%)
(Cost $705,772,682) 988,194,205
SECURITIES LENDING COLLATERAL — (4.1%)
@§The DFA Short Term
Investment Fund 3,665,607 42,411,077
TOTAL INVESTMENTS — ( 100.0% )
(Cost $748,183,759) $ 1,030,605,282

50
Dimensional International Sustainability Core 1 ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $20,563,490 which represented 2.1% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 50,523,315 $ — $ 9 $ 50,523,324
Austria .............................. 5,309,937 — — 5,309,937
Belgium ............................. 10,065,079 — — 10,065,079
Canada ............................. 111,468,404 5,204 6 111,473,614
Denmark ............................ 25,530,168 — — 25,530,168
Finland .............................. 21,132,277 — — 21,132,277
France .............................. 78,976,686 — — 78,976,686
Germany ............................ 72,203,714 — — 72,203,714
Hong Kong ........................... 9,125,196 — — 9,125,196
Ireland .............................. 6,063,970 — — 6,063,970
Israel ............................... 10,489,425 — — 10,489,425
Italy ................................ 28,947,313 — — 28,947,313
Japan ............................... 197,116,739 — — 197,116,739
Netherlands .......................... 54,605,679 — — 54,605,679
New Zealand ......................... 2,643,128 — — 2,643,128
Norway .............................. 7,445,085 — — 7,445,085
Portugal ............................. 2,869,137 — — 2,869,137
Singapore ............................ 8,874,850 — — 8,874,850
Spain ............................... 32,475,175 — — 32,475,175
Sweden ............................. 38,810,774 — — 38,810,774
Switzerland ........................... 83,614,777 — — 83,614,777
United Kingdom ....................... 123,740,940 — — 123,740,940
United States ......................... 1,366,718 — — 1,366,718
Preferred Stocks
Germany ............................ 4,753,915 — — 4,753,915

51
Dimensional International Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Rights/Warrants
Australia ............................. $ — $ — $ 121 $ 121
Canada ............................. — — — —
Spain ............................... — 36,464 — 36,464
Securities Lending Collateral ............... — 42,411,077 — 42,411,077
Total Investments ........................ $988,152,401 $42,452,745 $136> $1,030,605,282
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

52
Dimensional Emerging Markets Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — (98.2%)
BRAZIL — (3.9%)
Allied Tecnologia SA 6,700 $ 10,711
Allos SA 26,110 154,100
Alupar Investimento SA 27,862 180,672
Ambev SA 18,800 53,324
#Ambev SA, Sponsored ADR 104,069 289,312
Anima Holding SA 23,500 23,475
Auren Energia SA 49,679 106,844
Axia Energia 10,850 112,675
*Axia Energia 3,903 39,363
*Axia Energia, ADR 3,305 33,050
#Axia Energia, Sponsored
ADR 13,379 138,071
Azzas 2154 SA 6,900 35,241
B3 SA - Brasil Bolsa Balcao 186,400 574,985
Banco ABC Brasil SA 16,453 84,283
Banco Bradesco SA 65,342 228,642
Banco Bradesco SA 92,623 376,999
Banco Bradesco SA,
Sponsored ADR 120,793 489,212
Banco BTG Pactual SA 9,124 104,476
Banco do Brasil SA 62,357 300,378
Banco Santander Brasil SA 162,984 1,130,651
Banco Santander Brasil SA,
Sponsored ADR 31,532 218,201
BB Seguridade Participacoes
SA 51,975 370,388
Bemobi Mobile Tech SA 10,500 49,717
Blau Farmaceutica SA 2,730 5,303
C&A MODAS SA 31,000 70,638
Caixa Seguridade
Participacoes S/A 20,700 68,439
Camil Alimentos SA 5,000 6,360
*Cia Brasileira de Aluminio 9,101 17,696
*Cia Brasileira de Distribuicao 46,174 33,866
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,457 147,197
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 12,245 328,901
Cia de Saneamento de Minas
Gerais Copasa MG 23,100 225,681
Cia De Sanena Do Parana 14,300 24,063
Cia De Sanena Do Parana 21,700 193,477
Cia De Sanena Do Parana 300 653
Cia Energetica de Minas
Gerais 39,131 112,784
Cia Energetica de Minas
Gerais, Sponsored ADR 40,410 86,881
Cia Paranaense de Energia
- Copel 151,452 381,266
#Cia Paranaense de Energia -
Copel, ADR 13,500 136,890
Cogna Educacao SA 378,548 328,980
Construtora Tenda S/A 1,300 6,853
Shares Value
BRAZIL — (Continued)
CPFL Energia SA 18,200 $ 178,887
Cruzeiro do Sul Educacional
SA 4,700 6,463
Cury Construtora e
Incorporadora SA 28,790 189,988
*Cyrela Brazil Realty
SA Empreendimentos e
Participacoes 7,508 40,366
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 39,600 226,154
ΩDesktop SA 8,100 23,052
Dexco SA 75,632 82,775
*Diagnosticos da America SA 31,200 25,387
Dimed SA Distribuidora da
Medicamentos 12,714 32,128
Direcional Engenharia SA 32,757 87,280
EcoRodovias Infraestrutura e
Logistica SA 61,900 139,748
Embraer SA 5,800 107,402
Embraer SA, Sponsored ADR 11,199 822,679
Empreendimentos Pague
Menos S/A 26,811 33,593
Energisa S/A 32,082 312,578
Engie Brasil Energia SA 30,798 192,767
Equatorial Energia SA 54,163 423,327
Eucatex SA Industria e
Comercio 3,400 13,637
Even Construtora e
Incorporadora SA 18,900 28,699
EZ Tec Empreendimentos e
Participacoes SA 24,160 69,864
Fleury SA 35,350 112,217
Fras-Le SA 830 3,852
Gerdau SA, Sponsored ADR 46,592 198,948
ΩGPS Participacoes e
Empreendimentos SA 36,395 130,273
Grendene SA 17,901 16,959
Grupo Mateus SA 28,400 26,092
Grupo SBF SA 24,798 68,205
Guararapes Confeccoes SA 13,900 26,071
Ω*Hapvida Participacoes e
Investimentos S/A 29,889 74,215
Hypera SA 23,949 115,318
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 2,300 5,421
Iochpe Maxion SA 10,100 21,259
Irani Papel e Embalagem SA 7,600 13,195
*IRB-Brasil Resseguros SA 11,846 130,892
Isa Energia Brasil SA 23,800 126,647
Itau Unibanco Holding SA,
Sponsored ADR 87,039 747,665
JHSF Participacoes SA 51,000 93,028
JSL SA 1,000 1,423

53
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
BRAZIL — (Continued)
Kepler Weber SA 23,758 $ 46,467
Klabin SA 155,568 569,315
Lavvi Empreendimentos
Imobiliarios SA 400 1,367
Localiza Rent a Car SA 125,645 1,161,284
*Localiza Rent a Car SA,
Class A 4,671 41,628
LOG Commercial Properties e
Participacoes SA 7,700 40,915
*Log-in Logistica Intermodal
SA 300 1,862
Lojas Renner SA 86,735 247,339
ΩLWSA SA 56,590 52,855
M Dias Branco SA 5,500 26,084
Magazine Luiza SA 65,564 122,598
Mahle Metal Leve SA 4,511 29,605
Marcopolo SA 24,289 27,836
Mills Locacao Servicos e
Logistica SA 22,400 66,316
Motiva Infraestrutura de
Mobilidade SA 103,200 330,363
Moura Dubeux Engenharia S/A 859 4,689
Movida Participacoes SA 36,500 86,796
*MRV Engenharia e
Participacoes SA 84,693 130,545
Multiplan Empreendimentos
Imobiliarios SA 10,154 63,885
*Natura Cosmeticos SA 14,100 23,619
Neoenergia SA 23,684 146,568
Odontoprev SA 46,422 99,662
*Oncoclinicas do Brasil
Servicos Medicos SA 6,600 3,000
Plano & Plano
Desenvolvimento Imobiliario
SA 4,300 12,410
Porto Seguro SA 35,600 341,615
Qualicorp Consultoria e
Corretora de Seguros SA 33,300 14,438
Raia Drogasil SA 151,603 709,435
ΩRede D'Or Sao Luiz SA 20,300 164,360
Romi SA 1,039 1,671
Rumo SA 24,400 68,788
Sendas Distribuidora S/A 173,461 283,936
#Sendas Distribuidora S/A,
ADR 13,953 115,670
SIMPAR SA 37,288 47,647
Smartfit Escola de Ginastica e
Danca SA 14,865 62,861
Suzano SA 24,106 227,130
#Suzano SA, Class A,
Sponsored ADR 14,172 132,792
Tegma Gestao Logistica SA 9,200 68,532
Telefonica Brasil SA 1,400 9,995
#Telefonica Brasil SA, ADR 14,400 204,192
TIM SA 57,500 269,294
#TIM SA, ADR 2,100 48,930
TOTVS SA 29,500 251,132
Transmissora Alianca de
Energia Eletrica S/A 35,900 285,456
Shares Value
BRAZIL — (Continued)
Tres Tentos Agroindustrial S/A 13,000 $ 41,318
Trisul SA 11,961 16,197
*Tupy SA 4,000 9,542
Ultrapar Participacoes SA 33,788 163,792
Ultrapar Participacoes SA,
Sponsored ADR 69,669 333,018
*Uniao Pet Participacoes SA 9,400 6,320
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 11,100 47,130
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 70,352 53,615
Vibra Energia SA 163,947 900,599
Vivara Participacoes SA 24,200 130,255
Vulcabras SA 16,030 55,173
WEG SA 63,400 626,304
YDUQS Participacoes SA 34,393 96,369
TOTAL BRAZIL 21,353,666
CHILE — (0.7%)
Administradora de Fondos de
Pensiones Habitat SA 2,931 5,061
Aguas Andinas SA, Class A 233,359 104,077
Banco de Chile 213,390 47,610
Banco de Chile, Sponsored
ADR 7,466 325,742
Banco de Credito e
Inversiones SA 5,047 379,989
Banco Itau Chile SA 5,127 141,355
Banco Santander Chile 1,040,253 92,657
Banco Santander Chile,
Sponsored ADR 5,192 182,862
Besalco SA 968 1,570
BICECORP SA 141,108 72,019
*CAP SA 2,296 21,943
Cencosud SA 60,176 203,902
Cencosud Shopping SA 34,561 112,098
Cia Cervecerias Unidas SA 6,149 45,703
#Cia Cervecerias Unidas SA,
Sponsored ADR 5,206 76,372
Embotelladora Andina SA,
Sponsored ADR 2,221 69,784
Empresa Nacional de
Telecomunicaciones SA 16,849 91,541
Empresas CMPC SA 79,255 120,182
Empresas Copec SA 15,459 133,416
Enel Americas SA 442,787 42,323
Enel Chile SA 748,589 64,302
Enel Chile SA, Sponsored
ADR 1,058 4,592
Falabella SA 23,407 183,951
Forus SA 504 1,447
Inversiones Aguas
Metropolitanas SA 43,582 56,015
Inversiones La Construccion
SA 3,136 79,192
*Multiexport Foods SA 1,116 447
Parque Arauco SA 51,878 223,261
Plaza SA 44,900 197,652

54
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHILE — (Continued)
Ripley Corp. SA 96,846 $ 49,308
Salfacorp SA 40,582 67,650
Sigdo Koppers SA 1,184 2,331
SMU SA 259,134 49,168
Sociedad Matriz SAAM SA 12,412 1,983
*Sociedad Quimica y Minera
de Chile SA, Sponsored ADR 5,955 457,582
SONDA SA 44,939 17,441
Vina Concha y Toro SA 35,879 41,402
TOTAL CHILE 3,767,930
CHINA — (28.3%)
360 Security Technology, Inc.,
Class A 9,800 17,115
361 Degrees International, Ltd. 89,000 65,528
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 20,000 76,302
Ω*3SBio, Inc. 263,000 784,652
5I5J Holding Group Co., Ltd.,
Class A 16,900 8,120
Accelink Technologies Co.,
Ltd., Class A 2,000 20,833
*ADAMA, Ltd., Class A 2,600 2,330
*Addsino Co., Ltd., Class A 6,700 27,450
Advanced Micro-Fabrication
Equipment, Inc., Class A 853 42,697
Advanced Technology &
Materials Co., Ltd., Class A 1,200 4,134
*AECC Aero Science and
Technology Co., Ltd., Class A 7,600 56,743
AECC Aero-Engine Control
Co., Ltd., Class A 4,600 16,166
AECC Aviation Power Co.,
Ltd., Class A 6,400 42,656
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 1,200 4,872
*Agile Group Holdings, Ltd. 180,000 6,569
Agricultural Bank of China,
Ltd., Class H 819,000 573,637
Aier Eye Hospital Group Co.,
Ltd., Class A 39,560 63,000
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,000 17,732
Aisino Corp., Class A 11,300 16,321
ΩAK Medical Holdings, Ltd. 54,000 40,381
Ω#*Akeso, Inc. 27,000 381,679
Alibaba Group Holding, Ltd.,
Class W 382,100 8,278,336
#Alibaba Group Holding, Ltd.,
Sponsored ADR 8,125 1,377,675
*Alibaba Health Information
Technology, Ltd. 292,000 243,779
ΩA-Living Smart City Services
Co., Ltd., Class H 44,250 13,258
Allmed Medical Products Co.,
Ltd., Class A 4,500 7,484
Ω*Alphamab Oncology 1,000 1,141
*Amlogic Shanghai Co., Ltd.,
Class A 614 7,737
Shares Value
CHINA — (Continued)
Amoy Diagnostics Co., Ltd.,
Class A 2,900 $ 9,120
ANE Cayman, Inc. 42,500 66,011
Ω#Angelalign Technology, Inc. 5,400 47,433
Anhui Anfu Battery Technology
Co., Ltd. 400 2,923
Anhui Anke Biotechnology
Group Co., Ltd., Class A 11,100 16,064
Anhui Construction
Engineering Group Co., Ltd.,
Class A 7,600 5,226
#Anhui Expressway Co., Ltd.,
Class H 54,000 96,180
Anhui Gujing Distillery Co.,
Ltd., Class A 2,400 45,616
Anhui Heli Co., Ltd., Class A 11,100 34,843
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 14,000 45,557
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 2,600 20,459
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 39,800 35,498
*Anhui Tatfook Technology
Co., Ltd., Class A 2,700 4,591
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 9,320 11,195
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 17,900 33,991
Anhui Yingjia Distillery Co.,
Ltd., Class A 7,200 42,084
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 8,100 24,377
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 1,301 50,490
Anjoy Foods Group Co., Ltd.,
Class A 2,400 30,835
Anker Innovations Technology
Co., Ltd., Class A 1,860 26,645
ANTA Sports Products, Ltd. 150,400 1,506,947
Anton Oilfield Services Group 456,000 69,483
Aotecar New Energy
Technology Group Co., Ltd.,
Class A 18,900 8,728
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,500 40,939
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 3,600 29,012
Ω#AsiaInfo Technologies, Ltd. 46,400 51,036
Autel Intelligent Technology
Corp., Ltd., Class A 3,798 19,112
Autobio Diagnostics Co., Ltd.,
Class A 6,300 33,234
Avary Holding Shenzhen Co.,
Ltd., Class A 6,400 52,544

55
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
AviChina Industry &
Technology Co., Ltd., Class H 335,000 $ 178,016
AVICOPTER PLC, Class A 1,100 5,792
Bafang Electric Suzhou Co.,
Ltd., Class A 392 1,706
*BAIC Foton Motor Co., Ltd.,
Class A 84,400 35,818
Ω*BAIC Motor Corp., Ltd.,
Class H 325,000 76,988
Baiyin Nonferrous Group Co.,
Ltd., Class A 34,400 67,649
Bank of Beijing Co., Ltd.,
Class A 36,700 27,982
Bank of Changsha Co., Ltd.,
Class A 35,700 50,125
Bank of Chengdu Co., Ltd.,
Class A 16,800 38,959
Bank of China, Ltd., Class H 2,018,000 1,206,712
Bank of Chongqing Co., Ltd.,
Class H 95,000 95,733
Bank of Communications Co.,
Ltd., Class H 452,000 388,932
*Bank of Gansu Co., Ltd.,
Class H 7,000 223
Bank of Guiyang Co., Ltd.,
Class A 23,700 19,809
Bank of Hangzhou Co., Ltd.,
Class A 18,000 41,845
Bank of Jiangsu Co., Ltd.,
Class A 50,600 73,738
Bank of Nanjing Co., Ltd.,
Class A 32,000 48,474
Bank of Ningbo Co., Ltd.,
Class A 19,500 86,822
ΩBank of Qingdao Co., Ltd.,
Class H 152,500 82,209
Bank of Shanghai Co., Ltd.,
Class A 26,600 35,358
Bank of Suzhou Co., Ltd.,
Class A 38,750 45,878
Bank of Tianjin Co., Ltd., Class
H 68,000 20,897
Bank of Xi'an Co., Ltd., Class
A 18,600 10,034
ΩBank of Zhengzhou Co., Ltd.,
Class H 124,200 17,971
*Baoding Tianwei Baobian
Electric Co., Ltd. 17,500 35,623
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 9,100 9,308
Baoxiniao Holding Co., Ltd.,
Class A 20,500 11,885
#*Baozun, Inc., Class A 500 461
*Baozun, Inc., Sponsored ADR 6,525 17,487
Bear Electric Appliance Co.,
Ltd., Class A 600 3,737
Befar Group Co., Ltd., Class A 10,600 8,509
Beibuwan Port Co., Ltd., Class
A 10,200 14,351
Shares Value
CHINA — (Continued)
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 300 $ 1,734
*Beijing Capital Development
Co., Ltd., Class A 13,200 10,634
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 31,100 13,780
#*Beijing Capital International
Airport Co., Ltd., Class H 142,000 48,365
Beijing Career International
Co., Ltd., Class A 200 856
Beijing Dahao Technology
Corp., Ltd., Class A 4,500 11,542
Beijing Easpring Material
Technology Co., Ltd., Class A 6,400 52,664
Beijing Enlight Media Co., Ltd.,
Class A 5,200 14,632
Beijing Enterprises Holdings,
Ltd. 54,000 244,772
Beijing Enterprises Water
Group, Ltd. 358,000 123,311
Beijing Fengjing Automotive
Parts Co., Ltd. 10,100 6,088
*Beijing Haixin Energy
Technology Co., Ltd., Class A 12,300 8,405
Beijing Haohua Energy
Resource Co., Ltd., Class A 1,300 1,502
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,084 46,981
Beijing Jetsen Technology Co.,
Ltd., Class A 53,700 46,815
Beijing Kingsoft Office
Software, Inc., Class A 561 27,184
*Beijing Leike Defense
Technology Co., Ltd., Class A 3,200 6,136
*Beijing North Star Co., Ltd.,
Class H 4,000 405
*Beijing Philisense Technology
Co., Ltd., Class A 400 300
Beijing Roborock Technology
Co., Ltd., Class A 897 18,403
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 2,100 5,260
Beijing Shiji Information
Technology Co., Ltd., Class A 6,620 12,190
Beijing Sifang Automation Co.,
Ltd., Class A 5,400 29,147
Beijing SL Pharmaceutical Co.,
Ltd., Class A 2,000 2,207
*Beijing Sojo Electric Co., Ltd. 3,000 5,598
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 11,100 6,116
Beijing Strong Biotechnologies,
Inc., Class A 4,500 8,565
Beijing Teamsun Technology
Co., Ltd., Class A 3,200 9,672
*Beijing Thunisoft Corp., Ltd.,
Class A 2,100 2,347

56
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Beijing Tiantan Biological
Products Corp., Ltd., Class A 12,620 $ 30,228
Beijing Tong Ren Tang Co.,
Ltd., Class A 5,500 23,990
Beijing Ultrapower Software
Co., Ltd., Class A 33,800 59,467
Beijing United Information
Technology Co., Ltd., Class A 16,800 65,447
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 1,140 6,896
*Beijing Watertek Information
Technology Co., Ltd., Class A 700 620
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 600 4,707
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 3,200 6,601
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 61,800 43,296
*BeOne Medicines, Ltd., Class
H 7,100 187,825
*BeOne Medicines, Ltd.,
Sponsored ADR 1,494 508,528
Bestore Co., Ltd., Class A 2,900 4,973
Bestsun Energy Co., Ltd.,
Class A 3,000 1,873
*Bestway Marine & Energy
Technology Co., Ltd., Class A 6,000 7,000
Bethel Automotive Safety
Systems Co., Ltd., Class A 5,340 39,670
Betta Pharmaceuticals Co.,
Ltd., Class A 700 4,740
Beyondsoft Corp., Class A 4,900 9,833
*BGI Genomics Co., Ltd.,
Class A 4,200 30,561
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 5,200 11,288
*Bilibili, Inc., Class Z 14,400 503,374
#*Bilibili, Inc., Class Z,
Sponsored ADR 6,354 216,290
Binjiang Service Group Co.,
Ltd. 18,500 54,484
Black Peony Group Co., Ltd.,
Class A 12,100 16,850
Bloomage Biotechnology
Corp., Ltd., Class A 3,392 21,875
Ω#*Blue Moon Group
Holdings, Ltd. 127,000 45,696
*Blue Sail Medical Co., Ltd.,
Class A 3,300 2,810
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 24,300 81,556
Bluestar Adisseo Co., Class A 20,200 27,868
ΩBOC Aviation, Ltd. 38,000 394,612
BOC International China Co.,
Ltd., Class A 10,700 20,950
*BOE HC SemiTek Corp. 7,000 8,388
#BOE Varitronix, Ltd. 45,000 28,119
Shares Value
CHINA — (Continued)
*Bohai Leasing Co., Ltd.,
Class A 89,600 $ 57,359
Bosideng International
Holdings, Ltd. 676,000 412,887
Bros Eastern Co., Ltd., Class A 12,200 12,443
BTG Hotels Group Co., Ltd.,
Class A 1,400 3,466
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 8,200 12,764
BYD Co., Ltd. 82,400 1,031,358
BYD Electronic International
Co., Ltd. 100,000 427,673
By-health Co., Ltd., Class A 12,900 22,585
C&D International Investment
Group, Ltd. 148,868 306,325
Caitong Securities Co., Ltd.,
Class A 18,900 25,313
Ω*CALB Group Co., Ltd.,
Class H 14,700 46,379
*Cambricon Technologies
Corp., Ltd. 536 97,070
Camel Group Co., Ltd., Class
A 8,500 11,604
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 14,100 9,919
Canmax Technologies Co.,
Ltd., Class A 6,000 39,705
Canny Elevator Co., Ltd.,
Class A 200 232
Castech, Inc., Class A 1,550 15,649
CECEP Solar Energy Co.,
Ltd., Class A 34,900 26,961
CECEP Wind-Power Corp.,
Class A 108,960 48,435
CETC Cyberspace Security
Technology Co., Ltd., Class A 3,500 9,697
CETC Digital Technology Co.,
Ltd., Class A 8,000 32,017
*CGN Nuclear Technology
Development Co., Ltd., Class
A 7,000 8,449
Ω#CGN Power Co., Ltd., Class
H 1,371,000 572,296
Changchun Faway Automobile
Components Co., Ltd., Class A 1,400 1,964
Changchun High-Tech Industry
Group Co., Ltd., Class A 3,100 42,768
Changzhou Qianhong
Biopharma Co., Ltd., Class A 17,400 19,900
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 1,400 27,793
Chaowei Power Holdings, Ltd.,
Class A 2,000 353
Chaozhou Three-Circle Group
Co., Ltd., Class A 3,400 24,456
Cheng De Lolo Co., Ltd.,
Class A 18,200 22,438

57
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Chengdu B-Ray Media Co.,
Ltd., Class A 600 $ 521
Chengdu Corp.RO Technology
Co., Ltd., Class A 1,100 4,787
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 1,100 1,855
Chengdu Guibao Science &
Technology Co., Ltd. 5,800 18,598
Chengdu Haoneng Technology
Co., Ltd., Class A 10,200 18,811
Chengdu Hi-tech Development
Co., Ltd. 3,200 23,339
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 4,700 19,845
Chengdu Leejun Industrial Co.,
Ltd., Class A 1,000 1,562
Chengdu Wintrue Holding Co.,
Ltd., Class A 4,900 10,292
Chengdu Xingrong
Environment Co., Ltd., Class A 18,100 19,060
Chenguang Biotech Group
Co., Ltd., Class A 1,700 3,314
*Chengxin Lithium Group Co.,
Ltd., Class A 3,100 15,854
Chengzhi Co., Ltd., Class A 22,200 29,222
Chervon Holdings, Ltd. 23,100 71,403
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,200 125,536
China Aircraft Leasing Group
Holdings, Ltd. 44,529 27,654
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 8,800 23,990
China Baoan Group Co., Ltd.,
Class A 2,400 3,318
Ω*China Bohai Bank Co., Ltd.,
Class H 445,000 51,852
China CAMC Engineering Co.,
Ltd., Class A 6,900 8,725
China CITIC Bank Corp., Ltd.,
Class H 508,000 473,544
China Communications
Services Corp., Ltd., Class H 310,000 188,945
China Conch Venture
Holdings, Ltd. 210,000 287,181
China Construction Bank
Corp., Class H 3,512,000 3,557,105
China CSSC Holdings, Ltd.,
Class A 8,600 41,495
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 378,000 101,159
China Design Group Co., Ltd.,
Class A 14,100 16,491
ΩChina East Education
Holdings, Ltd. 45,000 32,786
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 12,000 346
Shares Value
CHINA — (Continued)
China Energy Engineering
Corp., Ltd., Class H 358,000 $ 52,716
#China Everbright Bank Co.,
Ltd., Class H 174,000 72,633
*China Express Airlines Co.,
Ltd., Class A 3,700 5,594
China Film Group Co., Ltd.,
Class A 6,300 16,123
*China First Heavy Industries
Co., Ltd., Class A 5,700 4,198
China Foods, Ltd. 114,000 63,206
China Galaxy Securities Co.,
Ltd., Class H 367,500 495,038
China Gas Holdings, Ltd. 437,595 433,690
China Gold International
Resources Corp., Ltd. 34,600 909,116
China Great Wall Securities
Co., Ltd., Class A 17,300 24,514
*China Greatwall Technology
Group Co., Ltd., Class A 2,500 5,708
China Haisum Engineering
Co., Ltd. 6,500 10,342
*China Harmony Auto Holding,
Ltd. 40,500 5,341
*China High Speed Railway
Technology Co., Ltd., Class A 1,000 446
ΩChina International Capital
Corp., Ltd., Class H 141,200 383,659
China International Marine
Containers Group Co., Ltd.,
Class H 91,700 104,150
China Isotope & Radiation
Corp., Class H 12,200 34,211
China Jinmao Holdings Group,
Ltd. 922,781 204,414
China Jushi Co., Ltd., Class A 35,800 110,058
China Leadshine Technology
Co., Ltd., Class A 1,400 8,084
China Lesso Group Holdings,
Ltd. 72,000 55,316
China Lilang, Ltd. 66,000 28,311
Ω*China Literature, Ltd. 55,800 255,790
China Medical System
Holdings, Ltd. 224,000 402,412
China Meheco Group Co.,
Ltd., Class A 15,900 24,863
China Merchants Bank Co.,
Ltd., Class H 186,500 1,142,924
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 18,700 25,234
China Merchants Port Holdings
Co., Ltd. 84,508 170,213
China Merchants Property
Operation & Service Co., Ltd.,
Class A 7,400 12,540
ΩChina Merchants Securities
Co., Ltd., Class H 47,000 87,985

58
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 18,400 $ 27,979
#China Minsheng Banking
Corp., Ltd., Class H 624,500 311,063
China National Accord
Medicines Corp., Ltd., Class A 5,630 21,107
China National Chemical
Engineering Co., Ltd., Class A 19,400 24,839
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 6,800 14,361
China National Medicines
Corp., Ltd., Class A 9,600 40,147
China National Nuclear Power
Co., Ltd., Class A 100,200 124,109
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 1,600 1,823
China Nonferrous Mining
Corp., Ltd. 283,000 568,921
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 8,700 64,568
China Oilfield Services, Ltd.,
Class H 314,000 344,569
#China Overseas Grand
Oceans Group, Ltd. 241,000 81,468
China Overseas Land &
Investment, Ltd. 361,500 649,892
China Pacific Insurance Group
Co., Ltd., Class H 222,200 1,121,001
China Petroleum Engineering
Corp., Class A 48,300 29,044
China Railway Group, Ltd.,
Class H 476,000 274,884
China Railway Hi-tech Industry
Co., Ltd., Class A 12,500 15,033
China Railway Materials Co.,
Ltd., Class A 25,600 10,717
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 236,000 110,601
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 2,200 2,082
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 1,300 10,140
#China Reinsurance Group
Corp., Class H 648,000 146,034
China Resources Beer
Holdings Co., Ltd. 124,500 417,992
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 7,700 25,422
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 8,400 22,670
Shares Value
CHINA — (Continued)
#China Resources Gas Group,
Ltd. 169,600 $ 466,907
China Resources Jiangzhong
Pharmaceutical Co., Ltd.,
Class A 5,500 19,670
China Resources Land, Ltd. 278,500 1,094,073
China Resources Medical
Holdings Co., Ltd. 74,500 30,908
ΩChina Resources Mixc
Lifestyle Services, Ltd. 93,000 551,591
ΩChina Resources
Pharmaceutical Group, Ltd. 271,500 158,178
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 6,669 26,968
*China Ruifeng Renewable
Energy Holdings, Ltd. 156,000 12,584
#*China Ruyi Holdings, Ltd. 1,336,000 369,510
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 9,700 8,680
China Southern Power Grid
Technology Co., Ltd., Class A 662 4,948
China State Construction
Engineering Corp., Ltd., Class
A 118,200 85,700
China State Construction
International Holdings, Ltd. 242,000 290,659
China Suntien Green Energy
Corp., Ltd., Class H 273,000 140,176
China Taiping Insurance
Holdings Co., Ltd. 203,800 668,573
China Testing & Certification
International Group Co., Ltd.,
Class A 3,740 3,529
China Tianying, Inc., Class A 10,400 9,141
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 20,500 238,082
China TransInfo Technology
Co., Ltd., Class A 15,800 28,071
#*China Travel International
Investment Hong Kong, Ltd. 68,000 11,929
China Tungsten And Hightech
Materials Co., Ltd., Class A 2,450 17,094
#*China Vanke Co., Ltd., Class
H 125,000 60,822
China Wafer Level CSP Co.,
Ltd., Class A 5,800 26,425
#China Water Affairs Group,
Ltd. 66,000 45,636
China World Trade Center Co.,
Ltd., Class A 3,000 8,860
China XD Electric Co., Ltd.,
Class A 25,100 52,357
China Yangtze Power Co.,
Ltd., Class A 82,400 312,469
China Yongda Automobiles
Services Holdings, Ltd. 193,000 38,552

59
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 4,200 $ 32,959
China Zheshang Bank Co.,
Ltd., Class H 239,700 76,731
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 1,800 2,522
#*Chinasoft International, Ltd. 412,000 265,885
Chongqing Brewery Co., Ltd.,
Class A 1,100 8,246
Chongqing Changan
Automobile Co., Ltd., Class A 35,300 56,469
Chongqing Chuanyi
Automation Co., Ltd. 2,000 7,095
Chongqing Department Store
Co., Ltd., Class A 3,700 13,094
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 24,088 43,038
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 7,180 13,696
Chongqing Gas Group Corp.,
Ltd., Class A 6,200 5,146
Chongqing Machinery &
Electric Co., Ltd., Class H 126,000 39,528
Chongqing Port Co., Ltd. 10,900 8,593
Chongqing Road & Bridge Co.,
Ltd., Class A 8,400 7,685
Chongqing Rural Commercial
Bank Co., Ltd., Class H 247,000 184,387
*Chongqing Zhifei Biological
Products Co., Ltd., Class A 9,500 23,739
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 10,400 30,641
Chow Tai Fook Jewellery
Group, Ltd. 356,800 657,890
Chow Tai Seng Jewellery Co.,
Ltd., Class A 21,700 39,771
#*CIFI Holdings Group Co.,
Ltd. 728,000 9,601
CIG Shanghai Co., Ltd., Class
A 1,000 16,355
CIMC Enric Holdings, Ltd. 78,000 110,662
Cisen Pharmaceutical Co.,
Ltd., Class A 200 503
*CITIC Guoan Information
Industry Co., Ltd., Class A 1,700 704
CITIC Heavy Industries Co.,
Ltd., Class A 4,100 4,483
CITIC Securities Co., Ltd.,
Class H 74,000 277,061
*ClouDr Group, Ltd. 59,000 6,648
#*CMGE Technology Group,
Ltd. 366,000 17,809
CMOC Group, Ltd., Class H 612,000 1,749,086
CMST Development Co., Ltd.,
Class A 15,700 13,393
CNGR Advanced Material Co.,
Ltd., Class A 2,440 19,225
Shares Value
CHINA — (Continued)
CNOOC Energy Technology &
Services, Ltd., Class A 105,200 $ 68,102
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 14,390 19,107
*COFCO Biotechnology Co.,
Ltd., Class A 15,800 15,320
Comba Telecom Systems
Holdings, Ltd. 196,000 57,221
Concord New Energy Group,
Ltd. 290,000 11,883
Contemporary Amperex
Technology Co., Ltd., Class A 16,820 846,892
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 58,000 104,419
CQ Pharmaceutical Holding
Co., Ltd., Class A 19,000 16,537
CRRC Corp., Ltd., Class H 307,000 227,999
ΩCSC Financial Co., Ltd.,
Class H 80,500 129,980
CSG Holding Co., Ltd., Class
A 12,000 8,027
#CSPC Pharmaceutical
Group, Ltd. 490,000 602,328
CSSC Science & Technology
Co., Ltd., Class A 4,200 6,936
CTS International Logistics
Corp., Ltd., Class A 6,400 5,497
*Daan Gene Co., Ltd., Class A 4,000 3,798
Dajin Heavy Industry Co., Ltd.,
Class A 1,400 12,372
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 16,500 17,067
#*Dalipal Holdings, Ltd. 4,000 3,129
Daqin Railway Co., Ltd., Class
A 36,500 26,359
Dashang Co., Ltd., Class A 1,463 3,830
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 22,300 64,161
*Datang Telecom Technology
Co., Ltd. 600 829
DBG Technology Co., Ltd.,
Class A 900 3,220
DeHua TB New Decoration
Materials Co., Ltd., Class A 21,300 49,517
Deppon Logistics Co., Ltd.,
Class A 2,100 5,695
*Dezhan Healthcare Co., Ltd. 8,100 5,022
DHC Software Co., Ltd., Class
A 7,400 10,326
Dian Diagnostics Group Co.,
Ltd., Class A 4,800 16,497
Digital China Group Co., Ltd.,
Class A 3,600 19,700
*Digital China Information
Service Group Co., Ltd., Class
A 2,900 6,750
Do-Fluoride New Materials
Co., Ltd., Class A 5,400 22,489

60
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Dong-E-E-Jiao Co., Ltd., Class
A 3,400 $ 24,764
#Dongfang Electric Corp., Ltd.,
Class H 29,200 95,193
Dongfang Electronics Co.,
Ltd., Class A 17,600 33,320
DongFeng Automobile Co.,
Ltd., Class A 7,100 7,078
Dongguan Aohai Technology
Co., Ltd., Class A 600 4,234
Dongguan Development
Holdings Co., Ltd., Class A 7,400 11,699
Dongguan Rural Commercial
Bank Co., Ltd., Class H 30,000 13,253
Dongguan Yutong Optical
Technology Co., Ltd. 4,700 18,256
Donghua Testing Technology
Co., Ltd. 500 3,090
Dongxing Securities Co., Ltd.,
Class A 19,300 38,593
*DPC Dash, Ltd. 5,300 45,096
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 21,000 14,305
Ω#*East Buy Holding, Ltd. 30,000 102,488
East Money Information Co.,
Ltd., Class A 34,880 113,903
Ecovacs Robotics Co., Ltd.,
Class A 3,000 30,996
Edan Instruments, Inc., Class
A 2,000 4,114
Edifier Technology Co., Ltd.,
Class A 4,900 8,684
*EEKA Fashion Holdings, Ltd. 27,000 24,443
Electric Connector Technology
Co., Ltd., Class A 4,100 25,173
ENN Energy Holdings, Ltd. 77,100 664,902
ENN Natural Gas Co., Ltd.,
Class A 8,700 24,418
Eoptolink Technology, Inc.,
Ltd., Class A 2,248 135,660
Era Co., Ltd., Class A 9,400 6,085
Essex Bio-technology, Ltd. 36,000 19,453
*Estun Automation Co., Ltd.,
Class A 600 2,035
Eternal Asia Supply Chain
Management, Ltd., Class A 12,700 11,072
*ETHK Labs, Inc. 18,000 3,365
Eve Energy Co., Ltd., Class A 2,200 20,189
Ever Sunshine Services
Group, Ltd. 118,000 27,650
ΩEverbright Securities Co.,
Ltd., Class H 11,000 12,507
Ω#*Everest Medicines, Ltd. 15,500 77,324
Explosive Co., Ltd., Class A 4,300 8,734
Fangda Carbon New Material
Co., Ltd., Class A 9,400 7,776
Fangda Special Steel
Technology Co., Ltd., Class A 27,900 26,008
Shares Value
CHINA — (Continued)
FAW Jiefang Group Co., Ltd.,
Class A 2,600 $ 2,588
FAWER Automotive Parts Co.,
Ltd., Class A 15,700 12,377
FESCO Group Co., Ltd., Class
A 8,600 22,974
Fibocom Wireless, Inc., Class
A 13,740 57,183
*Financial Street Holdings Co.,
Ltd., Class A 12,800 5,211
First Capital Securities Co.,
Ltd., Class A 6,900 6,879
Focus Media Information
Technology Co., Ltd., Class A 62,400 64,633
Foryou Corp., Class A 1,000 4,578
Foshan Electrical and Lighting
Co., Ltd., Class A 5,400 4,879
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 11,340 57,587
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 2,700 3,302
Founder Securities Co., Ltd.,
Class A 31,800 35,957
Foxconn Industrial Internet
Co., Ltd., Class A 42,600 353,606
#Fu Shou Yuan International
Group, Ltd. 39,000 12,884
Fujian Boss Software
Development Co., Ltd., Class
A 1,220 2,332
Fujian Star-net Communication
Co., Ltd., Class A 3,400 14,038
Fulin Precision Co., Ltd., Class
A 10,800 26,350
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 900 8,755
ΩGanfeng Lithium Group Co.,
Ltd., Class H 41,200 319,167
Gansu Shangfeng Cement
Co., Ltd., Class A 13,200 27,401
Gaona Aero Material Co., Ltd.,
Class A 460 1,343
G-bits Network Technology
Xiamen Co., Ltd., Class A 800 52,364
GCL Energy Technology Co.,
Ltd., Class A 34,800 52,466
Geely Automobile Holdings,
Ltd. 555,000 1,143,443
GEM Co., Ltd., Class A 13,500 17,401
*Gemdale Corp., Class A 15,900 7,434
*Genimous Technology Co.,
Ltd., Class A 9,400 12,725
*Geo-Jade Petroleum Co.rp.,
Class A 7,600 5,958
Getein Biotech, Inc., Class A 100 124
GF Securities Co., Ltd., Class
H 89,200 208,332
Ω#Giant Biogene Holding Co.,
Ltd. 54,400 231,540

61
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Giant Network Group Co., Ltd.,
Class A 11,100 $ 70,228
Giantec Semiconductor Corp. 2,014 53,956
GigaDevice Semiconductor,
Inc., Class A 200 9,060
Ginlong Technologies Co.,
Ltd., Class A 4,700 55,984
Glarun Technology Co., Ltd.,
Class A 5,900 24,640
GoerTek, Inc., Class A 8,500 31,793
ΩGolden Throat Holdings
Group Co., Ltd. 24,000 9,957
Goldenmax International
Group, Ltd., Class A 200 733
#Goldwind Science &
Technology Co., Ltd., Class H 99,600 185,817
Goneo Group Co., Ltd., Class
A 1,155 6,942
Goodbaby International
Holdings, Ltd. 93,000 12,861
*GoodWe Technologies Co.,
Ltd., Class A 698 8,473
Gotion High-tech Co., Ltd.,
Class A 2,000 10,927
*Grandjoy Holdings Group Co.,
Ltd., Class A 13,100 7,369
Great Wall Motor Co., Ltd. 248,500 421,607
Gree Electric Appliances, Inc.
of Zhuhai, Class A 11,200 62,354
Green Development Electricity
Group of Tianjin Co., Ltd.,
Class A 13,700 16,634
#Greentown China Holdings,
Ltd. 241,500 346,029
Greentown Service Group Co.,
Ltd. 260,000 151,478
GRG Banking Equipment Co.,
Ltd., Class A 12,891 23,904
GRG Metrology & Test Group
Co., Ltd., Class A 800 2,731
Grinm Advanced Materials
Co., Ltd., Class A 900 2,881
Guangdong Advertising Group
Co., Ltd., Class A 12,400 21,620
Guangdong Aofei Data
Technology Co., Ltd., Class A 11,859 40,654
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 42,700 23,404
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 5,300 6,801
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 5,100 13,147
Guangdong Dongpeng
Holdings Co., Ltd., Class A 100 106
Guangdong Dowstone
Technology Co., Ltd., Class A 5,800 24,489
Shares Value
CHINA — (Continued)
Guangdong Goworld Co., Ltd.,
Class A 10,000 $ 20,529
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 200 339
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 3,900 6,789
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 230 1,419
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 700 2,472
*Guangdong Land Holdings,
Ltd. 23,546 693
Guangdong Lingxiao Pump
Industry Co., Ltd. 800 2,040
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 16,800 29,461
Guangdong Sirio Pharma Co.,
Ltd., Class A 2,229 7,503
Guangdong South New Media
Co., Ltd., Class A 2,400 15,823
*Guangdong TCL Smart Home
Appliances Co., Ltd. 14,700 21,295
Guangdong Vanward New
Electric Co., Ltd., Class A 7,100 10,255
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 6,800 14,126
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 2,200 6,061
Guangshen Railway Co., Ltd.,
Class H 102,000 28,734
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 8,100 65,965
Guangxi Liugong Machinery
Co., Ltd., Class A 11,900 19,499
Guangxi LiuYao Group Co.,
Ltd., Class A 3,300 8,621
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 10,100 13,890
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 24,000 58,327
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 1,300 8,449
Guangzhou Haige
Communications Group, Inc.
Co., Class A 8,100 20,380
Guangzhou Haoyang
Electronic Co., Ltd., Class A 400 2,640
Guangzhou KDT Machinery
Group Co., Ltd., Class A 4,300 11,450

62
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 5,400 $ 24,835
Guangzhou Restaurant Group
Co., Ltd., Class A 600 1,561
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 3,600 20,457
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 8,500 49,780
Guangzhou Wondfo Biotech
Co., Ltd., Class A 1,900 5,860
Guangzhou Yuexiu Capital
Holdings Group Co., Ltd.,
Class A 20,700 30,493
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 1,000 1,362
Guilin Layn Natural Ingredients
Corp. 1,400 1,855
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 3,100 6,484
Guizhou Sanli Pharmaceutical
Co., Ltd. 1,100 1,894
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 7,200 3,480
*Guizhou Zhongyida Co., Ltd. 1,400 2,642
*Guocheng Mining Co., Ltd.,
Class A 2,100 8,096
*Guoguang Electric Co., Ltd.,
Class A 1,400 2,779
Guomai Technologies, Inc.,
Class A 300 479
Guoquan Food Shanghai Co.,
Ltd., Class H 68,800 37,529
Guosen Securities Co., Ltd.,
Class A 900 1,624
ΩGuotai Haitong Securities
Co., Ltd., Class H 136,504 290,497
#Gushengtang Holdings, Ltd. 25,800 97,456
H World Group, Ltd. 87,900 430,850
#H World Group, Ltd.,
Sponsored ADR 1,012 48,080
Ω#Haidilao International
Holding, Ltd. 92,000 188,248
Haier Smart Home Co., Ltd.,
Class A 299,800 990,414
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 100 1,450
*Hainan Haide Capital
Management Co., Ltd., Class
A 2,595 2,173
Hainan Jinpan Smart
Technology Co., Ltd. 419 5,517
*Hainan Meilan International
Airport Co., Ltd. 5,000 6,639
Haisco Pharmaceutical Group
Co., Ltd., Class A 300 2,187
Haitian International Holdings,
Ltd. 82,000 253,884
Shares Value
CHINA — (Continued)
Hand Enterprise Solutions Co.,
Ltd., Class A 5,000 $ 19,054
Hangcha Group Co., Ltd.,
Class A 13,160 52,535
Hangxiao Steel Structure Co.,
Ltd., Class A 6,300 3,109
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 19,300 32,235
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 4,200 77,054
*Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 400 1,095
Hangzhou First Applied
Material Co., Ltd., Class A 11,100 27,162
Hangzhou GreatStar Industrial
Co., Ltd. 5,000 24,780
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 1,220 5,439
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 1,900 11,641
Hangzhou Onechance Tech
Corp., Class A 300 1,842
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 14,300 64,101
Hangzhou Robam Appliances
Co., Ltd., Class A 8,269 24,969
Ω*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 17,000 32,129
Hangzhou Shunwang
Technology Co., Ltd., Class A 9,400 35,159
Hangzhou Sunrise Technology
Co., Ltd. 4,000 9,886
ΩHangzhou Tigermed
Consulting Co., Ltd., Class H 16,800 118,745
Ω#Hansoh Pharmaceutical
Group Co., Ltd. 74,000 365,750
Haohua Chemical Science &
Technology Co., Ltd., Class A 4,000 21,377
Ω*Harbin Bank Co., Ltd., Class
H 207,000 10,072
Harbin Boshi Automation Co.,
Ltd., Class A 5,900 13,962
Harbin Electric Co., Ltd., Class
H 92,000 233,602
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 4,800 9,743
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 28,400 13,932
*Harbin Pharmaceutical Group
Co., Ltd., Class A 17,900 9,064
HBIS Resources Co., Ltd.,
Class A 11,900 41,377
Health & Happiness H&H
International Holdings, Ltd. 37,000 72,487
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 13,200 30,630

63
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 420 $ 4,788
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 9,900 45,104
Hefei Meiya Optoelectronic
Technology, Inc., Class A 15,300 44,989
*Hefei Urban Construction
Development Co., Ltd., Class
A 5,200 10,428
Heilongjiang Agriculture Co.,
Ltd., Class A 4,000 10,070
Henan Lingrui Pharmaceutical
Co., Class A 4,400 13,900
Henan Mingtai Al Industrial
Co., Ltd., Class A 600 1,448
Henan Pinggao Electric Co.,
Ltd., Class A 7,400 22,547
Henan Thinker Automatic
Equipment Co., Ltd., Class A 1,200 4,544
*Henan Yicheng New Energy
Co., Ltd., Class A 11,700 8,382
Henan Yuguang Gold & Lead
Co., Ltd., Class A 10,400 33,378
Henan Zhongyuan
Expressway Co., Ltd., Class A 7,500 4,413
Hengtong Optic-electric Co.,
Ltd., Class A 11,600 58,423
Hengyi Petrochemical Co.,
Ltd., Class A 34,300 59,607
Hesteel Co., Ltd., Class A 20,500 7,402
Hexing Electrical Co., Ltd.,
Class A 5,900 33,204
Hgtech Co., Ltd., Class A 1,000 11,136
Hisense Home Appliances
Group Co., Ltd., Class H 43,000 126,087
Hisense Visual Technology
Co., Ltd., Class A 9,900 35,405
Hithink RoyalFlush Information
Network Co., Ltd., Class A 1,500 75,264
HLA Group Corp., Ltd., Class
A 51,100 45,063
HMT Xiamen New Technical
Materials Co., Ltd., Class A 200 2,238
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 3,300 1,899
Hongrun Construction Group
Co., Ltd. 3,600 5,277
*Hopson Development
Holdings, Ltd. 178,701 79,629
Horizon Construction
Development, Ltd. 78,000 9,988
Ω*Hua Medicine 49,500 19,015
Huaan Securities Co., Ltd.,
Class A 19,800 20,366
Huada Automotive Technology
Corp., Ltd., Class A 600 4,437
Huadong Medicine Co., Ltd.,
Class A 6,900 35,804
Shares Value
CHINA — (Continued)
Huafon Chemical Co., Ltd.,
Class A 24,800 $ 45,952
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 12,300 11,643
*Huafu Fashion Co., Ltd.,
Class A 10,200 6,134
*Huaihe Energy Group Co.,
Ltd., Class A 35,200 17,318
Hualan Biological Engineering,
Inc., Class A 6,300 14,166
Huaming Power Equipment
Co., Ltd., Class A 13,200 56,550
Huangshan Novel Co., Ltd. 10,000 18,112
Huangshan Tourism
Development Co., Ltd., Class
A 2,500 4,585
Huapont Life Sciences Co.,
Ltd., Class A 19,900 16,032
ΩHuatai Securities Co., Ltd.,
Class H 102,400 244,406
Huatu Cendes Co., Ltd. 400 4,449
Huaxi Securities Co., Ltd.,
Class A 5,000 6,632
Huaxia Bank Co., Ltd., Class A 27,300 24,899
Huayu Automotive Systems
Co., Ltd., Class A 8,600 23,791
Hubei Chutian Smart
Communication Co., Ltd. 20,300 11,623
Hubei Dinglong Co., Ltd.,
Class A 2,600 16,656
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 2,600 35,929
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 9,200 34,490
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 9,000 52,527
Hubei Yihua Chemical Industry
Co., Ltd., Class A 2,400 5,728
Huishang Bank Corp., Ltd.,
Class H 10,000 4,418
Huizhou Desay Sv Automotive
Co., Ltd., Class A 1,400 24,631
Humanwell Healthcare Group
Co., Ltd., Class A 15,300 40,455
Hunan Aihua Group Co., Ltd.,
Class A 2,300 6,019
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 4,400 2,418
Hunan Gold Corp., Ltd., Class
A 19,110 101,718
Hunan Jiudian Pharmaceutical
Co., Ltd. 1,100 2,437
*Hunan Silver Co., Ltd., Class
A 3,700 10,134
Hunan Valin Steel Co., Ltd.,
Class A 12,500 11,275
Hunan Zhongke Electric Co.,
Ltd., Class A 3,500 10,669

64
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Hundsun Technologies, Inc.,
Class A 900 $ 4,020
#*HUTCHMED China, Ltd. 62,000 185,610
#*HUTCHMED China, Ltd.,
Sponsored ADR 1,312 19,680
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 51,600 84,704
*Hytera Communications
Corp., Ltd., Class A 20,300 31,773
*HyUnion Holding Co., Ltd.,
Class A 3,400 4,280
*IAT Automobile Technology
Co., Ltd., Class A 600 838
Ω*iDreamSky Technology
Holdings, Ltd. 277,600 20,972
IEIT Systems Co., Ltd., Class
A 3,600 32,575
Iflytek Co., Ltd., Class A 5,400 46,299
IKD Co., Ltd., Class A 700 1,931
Ω*IMAX China Holding, Inc.,
Class A 10,000 10,461
Imeik Technology
Development Co., Ltd., Class
A 1,100 22,111
Industrial & Commercial Bank
of China, Ltd., Class H 1,277,000 1,061,210
Industrial Bank Co., Ltd., Class
A 45,400 122,133
Industrial Securities Co., Ltd.,
Class A 8,200 8,116
Infore Environment
Technology Group Co., Ltd.,
Class A 19,000 19,242
Ω*Ingdan, Inc. 119,000 59,883
Ingenic Semiconductor Co.,
Ltd., Class A 1,000 20,687
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 9,600 3,466
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 1,500 14,563
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 4,300 38,056
Ω*Innovent Biologics, Inc. 46,500 482,880
Inspur Digital Enterprise
Technology, Ltd. 112,000 71,706
#*iQIYI, Inc., Sponsored ADR 67,599 140,606
IReader Technology Co., Ltd.,
Class A 100 355
*IRICO Display Devices Co.,
Ltd. 35,000 33,835
*J&T Global Express, Ltd. 260,200 338,839
Jade Bird Fire Co., Ltd., Class
A 2,928 4,747
Jafron Biomedical Co., Ltd.,
Class A 12,100 34,831
Jangho Group Co., Ltd., Class
A 5,200 7,189
Jason Furniture Hangzhou
Co., Ltd., Class A 4,300 21,898
Shares Value
CHINA — (Continued)
JCET Group Co., Ltd., Class A 7,700 $ 54,809
JCHX Mining Management
Co., Ltd., Class A 5,100 57,975
Ω*JD Logistics, Inc. 240,000 343,880
Jiajiayue Group Co., Ltd.,
Class A 10,700 20,026
Jiangling Motors Corp., Ltd.,
Class A 5,800 15,094
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 15,000 16,702
Jiangsu Azure Corp., Class A 9,800 23,967
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 11,690 12,276
Jiangsu Chint Power
Technology Co., Ltd., Class A 2,400 8,317
Jiangsu Cnano Technology
Co., Ltd., Class A 4,027 26,591
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 2,000 4,917
#Jiangsu Expressway Co.,
Ltd., Class H 140,000 184,642
Jiangsu Gian Technology Co.,
Ltd., Class A 700 4,151
Jiangsu Guomao Reducer Co.,
Ltd., Class A 100 248
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 100 1,254
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 2,000 31,188
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 11,900 99,565
Jiangsu Hoperun Software
Co., Ltd., Class A 500 3,596
Jiangsu Huachang Chemical
Co., Ltd., Class A 4,700 4,388
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 1,500 3,360
Jiangsu Huaxicun Co., Ltd.,
Class A 3,500 4,486
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 15,000 9,861
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 8,400 42,391
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 1,100 2,293
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 9,600 46,265
Jiangsu Linyang Energy Co.,
Ltd., Class A 10,600 8,783
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 3,360 26,691
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 7,200 24,475

65
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 19,800 $ 28,740
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 11,300 16,418
Jiangsu Rainbow Heavy
Industries Co., Ltd. 6,500 6,873
*Jiangsu Sanfame Polyester
Material Co., Ltd., Class A 10,500 3,852
Jiangsu Shemar Electric Co.,
Ltd. 100 654
Jiangsu Shentong Valve Co.,
Ltd. 4,200 10,410
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 7,000 7,069
Jiangsu Soho High Hope
Group Corp., Class A 21,100 10,381
Jiangsu Sopo Chemical Co.,
Class A 1,800 2,051
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd. 26,620 19,224
Jiangsu Xinquan Automotive
Trim Co., Ltd. 3,700 46,207
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 2,400 19,100
Jiangsu Yangnong Chemical
Co., Ltd., Class A 2,010 23,248
Jiangsu Yoke Technology Co.,
Ltd., Class A 400 5,541
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 4,300 24,682
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 23,300 15,318
Jiangsu Zhongtian Technology
Co., Ltd., Class A 16,300 52,385
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 13,800 5,578
Jiangxi Bank Co., Ltd., Class H 4,500 409
Jiangxi Ganyue Expressway
Co., Ltd., Class A 20,300 14,456
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 264 1,232
Jiayin Group, Inc., ADR 2,471 16,309
Jiayou International Logistics
Co., Ltd., Class A 4,676 9,283
*Jihua Group Corp., Ltd.,
Class A 40,500 19,343
*Jilin Chemical Fibre, Class A 1,600 1,109
*Jinbei Automotive Co., Ltd.,
Class A 18,800 12,711
#*<Jinchuan Group
International Resources Co.,
Ltd. 564,000 17,332
Jinduicheng Molybdenum Co.,
Ltd., Class A 18,900 55,792
Jingjin Equipment, Inc., Class
A 1,000 2,887
Shares Value
CHINA — (Continued)
Jinhui Liquor Co., Ltd., Class A 2,200 $ 6,899
Jinlei Technology Co., Ltd.,
Class A 1,800 7,105
Ω#*Jinxin Fertility Group, Ltd. 330,000 103,103
Jinyu Bio-Technology Co.,
Ltd., Class A 3,400 8,829
Jinzai Food Group Co., Ltd. 3,400 5,571
Jiuzhitang Co., Ltd., Class A 3,800 4,822
JL Mag Rare-Earth Co., Ltd.,
Class A 600 3,250
JNBY Design, Ltd. 45,000 110,977
Ω#Joinn Laboratories China
Co., Ltd., Class H 5,700 17,750
Jointown Pharmaceutical
Group Co., Ltd., Class A 35,341 27,047
Jones Tech PLC, Class A 500 4,052
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 7,000 17,975
Joyoung Co., Ltd., Class A 2,000 3,007
JS Corrugating Machinery Co.,
Ltd., Class A 2,200 4,086
Ω#*JS Global Lifestyle Co.,
Ltd. 170,500 39,079
JSTI Group, Class A 11,100 12,184
Juewei Food Co., Ltd., Class A 2,000 3,663
Kaishan Group Co., Ltd.,
Class A 2,400 5,887
Kanzhun, Ltd. 5,700 53,316
Kanzhun, Ltd., ADR 1,205 22,317
*KBC Corp., Ltd., Class A 1,183 4,830
Keboda Technology Co., Ltd.,
Class A 100 1,001
Keda Industrial Group Co.,
Ltd., Class A 12,200 31,047
Keeson Technology Corp.,
Ltd., Class A 200 500
Kehua Data Co., Ltd., Class A 5,600 50,350
Kidswant Children Products
Co., Ltd., Class A 11,100 17,102
*KingClean Electric Co., Ltd.,
Class A 2,400 11,166
*Kingdee International
Software Group Co., Ltd. 87,000 144,263
Kingfa Sci & Tech Co., Ltd.,
Class A 6,900 18,989
Kingnet Network Co., Ltd.,
Class A 20,100 72,057
*Kingsoft Cloud Holdings, Ltd.,
ADR 544 7,186
Konfoong Materials
International Co., Ltd., Class A 300 4,897
KPC Pharmaceuticals, Inc.,
Class A 4,500 8,086
ΩKuaishou Technology, Class
B 346,400 3,555,061
*Kuang-Chi Technologies Co.,
Ltd., Class A 1,700 11,609
*Kunlun Tech Co., Ltd., Class
A 2,600 20,871

66
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,680 $ 12,937
Kweichow Moutai Co., Ltd.,
Class A 4,100 826,335
Lancy Co., Ltd., Class A 1,300 3,497
Lao Feng Xiang Co., Ltd.,
Class A 5,300 35,019
Laobaixing Pharmacy Chain
JSC, Class A 11,200 24,764
Launch Tech Co., Ltd., Class
H 15,500 17,644
LB Group Co., Ltd., Class A 19,500 62,164
Lee's Pharmaceutical
Holdings, Ltd. 2,000 412
Ω*Legend Holdings Corp.,
Class H 72,600 80,597
#Lenovo Group, Ltd. 1,664,000 1,892,047
Leo Group Co., Ltd., Class A 29,300 39,284
Lepu Medical Technology
Beijing Co., Ltd., Class A 15,100 38,840
Leyard Optoelectronic Co.,
Ltd., Class A 27,600 27,833
*Li Auto, Inc., Class A 77,800 656,992
Li Ning Co., Ltd. 327,500 857,152
Lianhe Chemical Technology
Co., Ltd., Class A 5,800 14,635
Lier Chemical Co., Ltd., Class
A 2,900 7,426
#*Lifetech Scientific Corp. 328,000 76,858
#Lingbao Gold Group Co.,
Ltd., Class H 59,000 175,420
Lingyi iTech Guangdong Co.,
Class A 25,800 54,337
#LK Technology Holdings, Ltd. 50,000 21,384
Loncin Motor Co., Ltd., Class A 19,900 43,915
Ω#Longfor Group Holdings,
Ltd. 224,036 295,475
Longhua Technology Group
Luoyang Co., Ltd., Class A 1,300 1,870
Longshine Technology Group
Co., Ltd., Class A 12,300 30,594
*Lotus Holdings Co., Ltd. 6,800 6,055
Luolai Lifestyle Technology
Co., Ltd., Class A 4,700 7,066
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 5,500 35,462
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 9,700 10,466
Luxi Chemical Group Co., Ltd.,
Class A 29,300 82,404
Luxshare Precision Industry
Co., Ltd., Class A 21,800 162,105
Luyang Energy-Saving
Materials Co., Ltd. 5,200 9,934
Ω*Luye Pharma Group, Ltd. 245,000 87,212
Luzhou Laojiao Co., Ltd.,
Class A 4,700 81,744
Maccura Biotechnology Co.,
Ltd., Class A 3,200 5,589
Shares Value
CHINA — (Continued)
Mango Excellent Media Co.,
Ltd., Class A 17,900 $ 65,587
ΩMaoyan Entertainment 81,516 76,613
Maxscend Microelectronics
Co., Ltd., Class A 300 3,379
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 2,700 10,650
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 41,900 42,133
Ω*Meitu, Inc. 177,000 174,967
Ω*Meituan, Class B 308,410 3,838,490
Mesnac Co., Ltd., Class A 5,800 6,909
Metallurgical Corp. of China,
Ltd., Class H 252,000 59,695
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 600 350
MicroPort NeuroScientific
Corp. 31,301 47,174
#*Microport Scientific Corp. 37,000 55,763
Micro-Tech Nanjing Co., Ltd. 2,577 29,539
Midea Group Co., Ltd., Class A 18,000 200,915
Midea Group Co., Ltd., Class
H 2,500 27,418
Ω#*Midea Real Estate Holding,
Ltd. 60,600 32,668
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 2,100 19,111
Ming Yang Smart Energy
Group, Ltd., Class A 7,400 24,698
MINISO Group Holding, Ltd. 104,400 491,942
*Minmetals Development Co.,
Ltd., Class A 16,300 32,031
Minth Group, Ltd. 54,000 254,315
MLS Co., Ltd., Class A 10,000 14,228
*MMG, Ltd. 660,800 870,665
Ω*Mobvista, Inc. 138,000 262,405
Moon Environment Technology
Co., Ltd., Class A 1,600 3,701
Morimatsu International
Holdings Co., Ltd. 41,000 56,384
MYS Group Co., Ltd., Class A 11,200 6,719
*Nanfang Pump Industry Co.,
Ltd., Class A 7,200 4,744
Nanhua Futures Co., Ltd. 1,000 2,653
NanJi E-Commerce Co., Ltd.,
Class A 8,800 4,076
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 1,400 9,808
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 18,000 24,522
Nanjing Pharmaceutical Group
Co., Ltd. 25,700 20,445
*Nanjing Tanker Corp. 14,700 7,803
Nantong Jianghai Capacitor
Co., Ltd., Class A 6,100 26,923
NARI Technology Co., Ltd.,
Class A 29,340 106,364

67
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*National Silicon Industry
Group Co., Ltd., Class A 911 $ 2,937
NAURA Technology Group
Co., Ltd., Class A 1,890 129,211
*NavInfo Co., Ltd., Class A 9,900 15,054
NBTM New Materials Group
Co., Ltd., Class A 5,400 25,752
NetDragon Websoft Holdings,
Ltd. 48,500 62,413
Ω*NetEase Cloud Music, Inc. 5,450 125,962
NetEase, Inc. 58,700 1,540,840
NetEase, Inc., Sponsored ADR 14,136 1,821,141
Neusoft Corp., Class A 9,000 13,543
New China Life Insurance Co.,
Ltd., Class H 134,400 1,093,655
New Hope Dairy Co., Ltd.,
Class A 3,500 9,159
Ω*<New Horizon Health, Ltd. 4,000 1,357
Neway Valve Suzhou Co.,
Ltd., Class A 7,200 62,665
*Newborn Town, Inc. 112,000 164,923
Newland Digital Technology
Co., Ltd., Class A 13,500 53,058
Nexteer Automotive Group,
Ltd. 149,000 127,065
*Ninestar Corp., Class A 6,100 18,586
Ningbo Boway Alloy Material
Co., Ltd. 8,900 25,248
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 1,100 3,127
Ningbo Huaxiang Electronic
Co., Ltd., Class A 2,700 12,833
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 8,800 18,749
Ningbo Joyson Electronic
Corp., Class A 15,700 63,195
Ningbo Orient Wires & Cables
Co., Ltd., Class A 4,400 35,079
Ningbo Peacebird Fashion
Co., Ltd., Class A 2,800 6,457
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 2,252 9,930
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 13,700 46,571
*Ningbo Shanshan Co., Ltd.,
Class A 22,300 41,287
Ningbo Sunrise Elc
Technology Co., Ltd. 1,600 5,517
Ningbo Tuopu Group Co., Ltd.,
Class A 2,130 22,117
Ningbo Xusheng Group Co.,
Ltd., Class A 940 2,421
Ningbo Yunsheng Co., Ltd.,
Class A 2,200 4,475
Ningbo Zhoushan Port Co.,
Ltd., Class A 1,800 1,012
Ningxia Orient Tantalum
Industry Co., Ltd. 300 1,669
*NIO, Inc., Class A 124,950 617,894
*Niu Technologies, ADR 4,248 14,061
Shares Value
CHINA — (Continued)
NKY Medical Holdings, Ltd.,
Class A 4,000 $ 10,812
ΩNongfu Spring Co., Ltd.,
Class H 53,800 330,252
Norinco International
Cooperation, Ltd., Class A 11,600 21,060
North China Pharmaceutical
Co., Ltd. 9,500 7,749
North Copper Co., Ltd., Class
A 22,100 61,964
North Huajin Chemical
Industries Co., Ltd., Class A 4,600 4,010
*North Industries Group Red
Arrow Co., Ltd., Class A 5,600 15,194
Northeast Pharmaceutical
Group Co., Ltd., Class A 18,300 13,953
Northeast Securities Co., Ltd.,
Class A 16,000 20,900
Northking Information
Technology Co., Ltd., Class A 1,568 4,295
*NSFOCUS Technologies
Group Co., Ltd., Class A 1,900 2,214
NYOCOR Co., Ltd., Class A 21,200 18,207
*Offcn Education Technology
Co., Ltd., Class A 56,200 22,799
Offshore Oil Engineering Co.,
Ltd., Class A 26,500 25,428
*OFILM Group Co., Ltd., Class
A 20,600 28,924
OmniVision Integrated Circuits
Group, Inc. 4,500 78,460
Onewo, Inc., Class H 42,900 107,611
Oppein Home Group, Inc.,
Class A 1,800 15,886
Opple Lighting Co., Ltd., Class
A 3,900 11,361
ORG Technology Co., Ltd.,
Class A 28,200 23,773
Orient International Enterprise,
Ltd., Class A 4,700 5,916
ΩOrient Securities Co., Ltd.,
Class H 57,200 49,731
*Oriental Energy Co., Ltd.,
Class A 12,500 15,537
#*OSL Group, Ltd. 3,000 6,438
*Ourpalm Co., Ltd., Class A 31,000 26,981
Ovctek China, Inc., Class A 3,900 8,865
*Pacific Securities Co., Ltd.
(The), Class A 20,400 12,326
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 7,280 14,337
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 1,000 551
*PCI Technology Group Co.,
Ltd., Class A 24,700 24,447
*PDD Holdings, Inc.,
Sponsored ADR 27,509 2,779,784
Ω*Peijia Medical, Ltd. 46,000 38,875

68
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Pengxin International Mining
Co., Ltd., Class A 27,600 $ 39,864
People.cn Co., Ltd., Class A 1,900 6,680
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,194,000 1,039,630
Perfect World Co., Ltd., Class
A 8,000 21,682
*Phancy Group Co., Ltd.,
Class H 1,000 6,415
ΩPharmaron Beijing Co., Ltd.,
Class H 22,300 59,050
*Phenix Optical Co., Ltd. 1,900 5,868
PICC Property & Casualty Co.,
Ltd., Class H 584,000 1,210,669
Ping An Bank Co., Ltd., Class
A 33,000 51,413
Ping An Insurance Group Co.
of China, Ltd. 362,000 3,369,835
POCO Holding Co., Ltd., Class
A 1,200 13,636
*Polaris Bay Group Co., Ltd.,
Class A 25,000 24,420
Poly Developments and
Holdings Group Co., Ltd.,
Class A 27,100 26,549
#Poly Property Group Co., Ltd. 229,000 68,908
*Pony Testing International
Group Co., Ltd., Class A 600 991
ΩPop Mart International
Group, Ltd. 65,200 1,866,745
ΩPostal Savings Bank of
China Co., Ltd., Class H 441,000 287,988
Pou Sheng International
Holdings, Ltd., Class A 149,000 8,872
Power Construction Corp. of
China, Ltd., Class A 9,200 7,491
Precision Tsugami China
Corp., Ltd. 18,000 96,803
Pylon Technologies Co., Ltd.,
Class A 2,427 21,196
Q Technology Group Co., Ltd. 56,000 66,686
*Qi An Xin Technology Group,
Inc. 6,977 37,317
Qianhe Condiment and Food
Co., Ltd., Class A 22,620 32,899
Qingdao East Steel Tower
Stock Co., Ltd., Class A 12,400 49,644
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 100 232
Qingdao Gaoce Technology
Co., Ltd., Class A 5,999 12,281
Qingdao Gon Technology Co.,
Ltd., Class A 2,600 21,952
Qingdao Haier Biomedical Co.,
Ltd., Class A 2,585 12,398
Qingdao Hanhe Cable Co.,
Ltd., Class A 16,600 12,251
ΩQingdao Port International
Co., Ltd., Class H 40,000 38,465
Shares Value
CHINA — (Continued)
Qingdao Rural Commercial
Bank Corp., Class A 29,300 $ 13,235
Qingdao Sentury Tire Co.,
Ltd., Class A 8,900 26,196
Qingdao TGOOD Electric Co.,
Ltd., Class A 2,800 10,851
*Qinghai Salt Lake Industry
Co., Ltd., Class A 15,100 71,207
Queclink Wireless Solutions
Co., Ltd., Class A 300 543
Quectel Wireless Solutions
Co., Ltd., Class A 2,900 38,498
*Qunabox Group, Ltd. 1,600 5,273
*Quzhou DFP New Material
Group Co., Ltd. 6,400 3,839
#*Radiance Holdings Group
Co., Ltd. 36,000 8,390
Rainbow Digital Commercial
Co., Ltd., Class A 11,900 9,809
Rayhoo Motor Dies Co., Ltd. 200 1,033
Raytron Technology Co., Ltd.,
Class A 440 7,148
Renhe Pharmacy Co., Ltd.,
Class A 4,300 3,705
Richinfo Technology Co., Ltd.,
Class A 500 2,172
*Risen Energy Co., Ltd., Class
A 4,900 14,049
Riyue Heavy Industry Co.,
Ltd., Class A 3,600 7,204
Rizhao Port Co., Ltd., Class A 11,200 5,108
Rockchip Electronics Co., Ltd.,
Class A 500 13,761
Rongsheng Petrochemical
Co., Ltd., Class A 9,400 19,946
*Roshow Technology Co., Ltd.,
Class A 5,700 7,052
Ruida Futures Co., Ltd., Class
A 7,800 27,559
*Sai Micro Electronics, Inc.,
Class A 1,000 7,518
Sanan Optoelectronics Co.,
Ltd., Class A 3,200 7,439
Sangfor Technologies, Inc.,
Class A 300 6,934
Sanjiang Shopping Club Co.,
Ltd., Class A 2,200 5,250
Sanquan Food Co., Ltd., Class
A 5,200 8,902
Sany Heavy Equipment
International Holdings Co., Ltd. 174,000 268,028
Sany Heavy Industry Co., Ltd.,
Class A 16,600 52,346
Satellite Chemical Co., Ltd.,
Class A 11,900 41,702
SDIC Capital Co., Ltd., Class A 12,200 13,496
Sealand Securities Co., Ltd.,
Class A 20,400 12,502
*Seazen Group, Ltd. 396,000 132,343

69
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Seazen Holdings Co., Ltd.,
Class A 4,900 $ 12,463
Seres Group Co., Ltd., Class A 5,600 83,855
SF Holding Co., Ltd. 4,600 20,981
SF Holding Co., Ltd., Class A 18,200 98,183
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 45,900 23,903
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 2,000 2,302
Shandong Bohui Paper
Industrial Co., Ltd., Class A 14,400 15,454
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 5,400 13,214
ΩShandong Gold Mining Co.,
Ltd., Class H 98,750 559,647
*Shandong Haihua Co., Ltd.,
Class A 5,900 5,110
Shandong Head Group Co.,
Ltd., Class A 2,000 5,130
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,400 52,765
Shandong Hi-speed Co., Ltd.,
Class A 2,600 3,748
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 13,700 12,476
Shandong Humon Smelting
Co., Ltd., Class A 9,400 27,938
Shandong Jinjing Science &
Technology Co., Ltd., Class A 10,200 8,349
Shandong Lukang Pharma 7,000 9,355
Shandong Pharmaceutical
Glass Co., Ltd., Class A 4,800 14,121
Shandong Publishing & Media
Co., Ltd., Class A 5,200 6,875
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 4,500 53,731
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 326,000 208,715
Shandong WIT Dyne Health
Co., Ltd., Class A 3,200 14,892
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 4,000 3,596
Shanghai AtHub Co., Ltd.,
Class A 9,017 48,735
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 8,100 23,771
Shanghai Baolong Automotive
Corp., Class A 1,700 8,980
Shanghai Baosteel Packaging
Co., Ltd., Class A 48,700 42,456
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,181 25,719
Shares Value
CHINA — (Continued)
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 4,600 $ 39,817
Shanghai Construction Group
Co., Ltd., Class A 152,100 65,205
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 338 495
*Shanghai Electric Group Co.,
Ltd., Class H 302,000 162,413
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 200 268
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 24,000 62,753
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 14,000 93,217
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 700 5,108
Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 1,120 4,721
Shanghai Gentech Co., Ltd. 238 1,137
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 3,900 13,936
Ω#*Shanghai Henlius Biotech,
Inc., Class H 10,200 74,838
Shanghai Huace Navigation
Technology, Ltd., Class A 7,420 41,416
Shanghai Huayi Group Co.,
Ltd., Class A 24,900 36,036
*Shanghai Industrial Urban
Development Group, Ltd. 6,000 242
*Shanghai INT Medical
Instruments Co., Ltd., Class H 3,000 11,924
Shanghai Jahwa United Co.,
Ltd., Class A 2,300 6,922
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 1,200 4,701
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 4,100 6,228
Shanghai Liangxin Electrical
Co., Ltd., Class A 5,900 8,895
Shanghai Lingang Holdings
Corp., Ltd., Class A 24,800 41,885
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 900 1,062
Shanghai M&G Stationery,
Inc., Class A 4,300 17,123
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 3,400 13,280
*Shanghai Medicilon, Inc.,
Class A 400 3,412
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 202 2,762

70
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Shanghai Milkground Food
Tech Co., Ltd., Class A 700 $ 2,299
Shanghai Moons' Electric Co.,
Ltd., Class A 100 1,003
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 117,800 179,497
Shanghai Pret Composites
Co., Ltd., Class A 8,000 20,773
Shanghai Pudong Construction
Co., Ltd., Class A 6,600 7,453
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 78,000 112,658
Shanghai Putailai New Energy
Technology Group Co., Ltd. 2,700 10,763
Shanghai RAAS Blood
Products Co., Ltd., Class A 36,700 33,261
Shanghai Runda Medical
Technology Co., Ltd., Class A 1,900 4,368
Shanghai Rural Commercial
Bank Co., Ltd., Class A 26,300 32,500
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 11,700 9,207
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 18,400 28,137
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 700 7,844
*Shanghai Stonehill
Technology Co., Ltd., Class A 16,300 23,027
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 200 375
Shanghai Tunnel Engineering
Co., Ltd., Class A 15,200 14,847
Shanghai Vital Microtech Co.,
Ltd. 11,600 31,606
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 4,400 6,703
Shanghai Yaoji Technology
Co., Ltd., Class A 2,400 8,973
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 21,100 16,968
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 5,500 32,891
Shanghai Zhenhua Heavy
Industries Co., Ltd. 14,400 10,606
Shanghai Zhonggu Logistics
Co., Ltd., Class A 14,700 21,634
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 15,000 16,616
Shanjin International Gold Co.,
Ltd., Class A 15,200 76,183
Shannon Semiconductor
Technology Co., Ltd. 5,300 128,518
Shantui Construction
Machinery Co., Ltd., Class A 16,700 29,814
Shares Value
CHINA — (Continued)
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 36,400 $ 17,385
Shanxi Hi-speed Group Co.,
Ltd. 12,100 9,278
Shanxi Securities Co., Ltd.,
Class A 8,800 7,659
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 600 451
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 4,000 98,405
Sharetronic Data Technology
Co., Ltd. 3,080 101,005
Shede Spirits Co., Ltd., Class
A 4,100 33,207
Shengda Resources Co., Ltd.,
Class A 7,900 69,348
Shenghe Resources Holding
Co., Ltd., Class A 3,000 11,665
Shengyi Electronics Co., Ltd.,
Class A 3,191 40,442
Shengyi Technology Co., Ltd.,
Class A 7,400 73,401
Shenma Industry Co., Ltd. 4,700 6,146
ΩShenwan Hongyuan Group
Co., Ltd., Class H 232,000 92,982
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 680 6,857
Shenzhen Absen
Optoelectronic Co., Ltd. 1,400 3,958
Shenzhen Airport Co., Ltd.,
Class A 8,400 8,749
Shenzhen Aisidi Co., Ltd.,
Class A 16,300 30,015
Shenzhen Bingchuan Network
Co., Ltd. 600 3,018
Shenzhen Capchem
Technology Co., Ltd., Class A 5,700 41,541
Shenzhen Cereals Holdings
Co., Ltd., Class A 4,000 4,252
Shenzhen Click Technology
Co., Ltd., Class A 900 3,092
*Shenzhen Clou Electronics
Co., Ltd. 400 525
Shenzhen Comix Group Co.,
Ltd., Class A 6,800 7,630
Shenzhen Das Intellitech Co.,
Ltd., Class A 3,600 1,476
Shenzhen Desay Battery
Technology Co., Class A 2,470 9,256
*Shenzhen Dynanonic Co.,
Ltd., Class A 1,300 7,742
Shenzhen Envicool
Technology Co., Ltd., Class A 1,274 19,609
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 4,400 24,464
#Shenzhen Expressway Corp.,
Ltd., Class H 54,000 51,859
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 1,900 6,448

71
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 29,300 $ 13,277
Shenzhen FRD Science &
Technology Co., Ltd., Class A 900 4,537
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 9,100 9,085
Shenzhen Gas Corp., Ltd.,
Class A 31,200 30,925
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 2,600 4,462
Shenzhen Goodix Technology
Co., Ltd., Class A 400 4,649
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 1,600 8,638
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 14,000 9,895
Shenzhen Huaqiang Industry
Co., Ltd., Class A 5,100 19,215
Shenzhen Inovance
Technology Co., Ltd., Class A 4,000 42,944
Shenzhen International
Holdings, Ltd. 270,608 311,852
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 120
#*Shenzhen Investment, Ltd. 342,000 38,099
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 600 884
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 1,900 1,938
Shenzhen Kaifa Technology
Co., Ltd., Class A 4,400 20,565
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 500 1,124
Shenzhen Kedali Industry Co.,
Ltd., Class A 2,100 46,675
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 7,400 16,564
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 4,300 11,277
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 2,500 20,205
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 3,000 5,123
Shenzhen Leaguer Co., Ltd.,
Class A 6,200 9,695
Shenzhen Megmeet Electrical
Co., Ltd., Class A 2,600 47,569
Shenzhen Microgate
Technology Co., Ltd., Class A 1,400 2,469
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 4,700 127,965
Shenzhen MTC Co., Ltd.,
Class A 47,700 66,493
Shares Value
CHINA — (Continued)
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 5,500 $ 42,631
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 11,100 4,838
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 22,400 8,829
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 151,000 31,903
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 1,100 7,423
Shenzhen SC New Energy
Technology Corp., Class A 4,300 85,180
Shenzhen SED Industry Co.,
Ltd., Class A 2,600 7,784
Shenzhen SEG Co., Ltd.,
Class A 200 260
Shenzhen Senior Technology
Material Co., Ltd., Class A 5,600 11,141
Shenzhen Sinexcel Electric
Co., Ltd. 400 2,184
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,000 17,004
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 300 1,114
Shenzhen Sunway
Communication Co., Ltd.,
Class A 5,200 59,867
Shenzhen Tagen Group Co.,
Ltd., Class A 8,300 4,621
Shenzhen Topband Co., Ltd.,
Class A 12,100 22,385
Shenzhen Transsion Holdings
Co., Ltd., Class A 9,633 80,556
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,600 25,626
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 2,700 1,779
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,900 31,253
*Shenzhen Ysstech Info-tech
Co., Ltd., Class A 200 602
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 7,500 31,181
*Shenzhen Zhenye Group Co.,
Ltd., Class A 600 773
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 47,400 52,505
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 2,400 6,919
Shinva Medical Instrument
Co., Ltd., Class A 2,940 6,615
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 1,800 2,302
#Shui On Land, Ltd. 425,500 37,594

72
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Siasun Robot & Automation
Co., Ltd., Class A 2,600 $ 6,501
Sichuan Changhong Electric
Co., Ltd., Class A 500 702
*Sichuan Chengfei Integration
Technology Corp., Class A 600 3,118
Sichuan Chuantou Energy Co.,
Ltd., Class A 13,800 27,635
Sichuan Development Lomon
Co., Ltd., Class A 21,100 37,427
Sichuan Expressway Co., Ltd.,
Class H 68,000 48,673
*Sichuan Haite High-tech Co.,
Ltd., Class A 200 352
*Sichuan Hebang
Biotechnology Co., Ltd., Class
A 3,800 1,383
*Sichuan Hongda Co., Ltd. 800 1,871
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 400 1,139
*Sichuan Lutianhua Co., Ltd.,
Class A 600 413
Sichuan New Energy Power
Co., Ltd., Class A 18,300 32,723
Sichuan Road and Bridge
Group Co., Ltd., Class A 27,860 38,917
Sichuan Swellfun Co., Ltd.,
Class A 4,700 28,181
Sichuan Teway Food Group
Co., Ltd., Class A 13,200 25,123
Sichuan Yahua Industrial
Group Co., Ltd., Class A 6,000 21,320
ΩSimcere Pharmaceutical
Group, Ltd. 117,000 175,132
Sineng Electric Co., Ltd., Class
A 1,720 9,175
Sinocare, Inc., Class A 8,700 21,965
Sinofert Holdings, Ltd. 204,000 44,406
Sinolink Securities Co., Ltd.,
Class A 16,100 21,586
Sinoma International
Engineering Co., Class A 15,700 25,793
Sinoma Science & Technology
Co., Ltd., Class A 2,600 16,038
Sinomach Automobile Co.,
Ltd., Class A 8,000 7,607
Sinomach Precision Industry
Group Co., Ltd. 100 647
Sinomine Resource Group
Co., Ltd., Class A 2,200 27,060
Sinopec Engineering Group
Co., Ltd., Class H 235,000 223,875
*Sinopec Oilfield Equipment
Corp., Class A 12,600 14,682
*Sinopec Oilfield Service
Corp., Class H 448,000 55,644
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 216,000 43,976
Shares Value
CHINA — (Continued)
Sinopharm Group Co., Ltd.,
Class H 261,600 $ 699,413
Sino-Platinum Metals Co., Ltd.,
Class A 2,260 7,657
Sinoseal Holding Co., Ltd.,
Class A 1,200 6,482
Sinosoft Co., Ltd., Class A 7,760 21,847
Sinosteel Engineering &
Technology Co., Ltd., Class A 5,900 5,856
Sinosteel New Materials Co.,
Ltd., Class A 2,200 3,434
#Sinotrans, Ltd., Class H 240,000 159,187
Sinotruk Jinan Truck Co., Ltd.,
Class A 11,900 32,406
Skshu Paint Co., Ltd., Class A 5,152 42,142
Skyworth Digital Co., Ltd.,
Class A 4,600 7,689
*Skyworth Group, Ltd. 110,000 100,286
Sleemon Healthy Sleep
Technology Co., Ltd., Class A 2,100 6,504
Songcheng Performance
Development Co., Ltd., Class
A 1,700 2,086
Sonoscape Medical Corp.,
Class A 1,000 3,992
SooChow Securities Co., Ltd.,
Class A 9,400 12,941
Southern Publishing & Media
Co., Ltd. 3,500 7,603
Southwest Securities Co., Ltd.,
Class A 16,800 11,069
*SPIC Hydropower Co., Ltd.,
Class A 15,500 29,790
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 16,200 17,292
StarPower Semiconductor,
Ltd., Class A 960 15,277
State Grid Information &
Communication Co., Ltd.,
Class A 11,800 32,932
State Grid Yingda Co., Ltd.,
Class A 25,100 24,156
STO Express Co., Ltd., Class
A 21,100 39,035
Sumavision Technologies Co.,
Ltd., Class A 400 348
Sumec Corp., Ltd., Class A 22,100 37,134
Sun Art Retail Group, Ltd. 227,000 44,762
*Sun King Technology Group,
Ltd. 78,000 19,076
Sungrow Power Supply Co.,
Ltd., Class A 9,600 208,537
Suning Universal Co., Ltd.,
Class A 14,900 5,016
Sunny Optical Technology
Group Co., Ltd. 75,400 604,382
Sunresin New Materials Co.,
Ltd., Class A 1,350 13,043
Sunrise Group Co., Ltd., Class
A 13,900 13,118

73
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
#*Sunshine Lake Pharma Co.,
Ltd., Class H 3,532 $ 19,257
Suntak Technology Co., Ltd.,
Class A 7,900 16,911
Sunward Intelligent Equipment
Co., Ltd., Class A 7,000 11,540
Sunwoda Electronic Co., Ltd.,
Class A 5,800 19,549
Suofeiya Home Collection Co.,
Ltd., Class A 2,000 4,275
SUPCON Technology Co.,
Ltd., Class A 3,472 41,871
Suzhou Anjie Technology Co.,
Ltd., Class A 5,600 11,214
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 9,600 106,837
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 16,300 8,746
Suzhou Good-Ark Electronics
Co., Ltd., Class A 1,000 1,539
Suzhou Maxwell Technologies
Co., Ltd., Class A 2,300 102,743
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 12,300 12,298
Suzhou Secote Precision
Electronic Co., Ltd., Class A 700 5,106
Suzhou Sushi Testing Group
Co., Ltd., Class A 2,900 7,630
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 1,568 56,038
*SYoung Group Co., Ltd.,
Class A 2,300 7,547
T&S Communications Co.,
Ltd., Class A 100 1,800
Taiji Computer Corp., Ltd.,
Class A 2,200 7,656
TangShan Port Group Co.,
Ltd., Class A 17,700 10,898
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 12,000 14,156
*Tanwan, Inc. 6,600 15,026
Tasly Pharmaceutical Group
Co., Ltd., Class A 5,500 11,947
TCL Electronics Holdings, Ltd. 169,000 259,893
Telling Telecommunication
Holding Co., Ltd., Class A 17,700 26,609
Tencent Holdings, Ltd. 246,100 19,096,329
Tencent Music Entertainment
Group, ADR 58,520 981,966
Tencent Music Entertainment
Group, Class A 13,400 112,386
Tenfu Cayman Holdings Co.,
Ltd. 1,000 382
Three Squirrels, Inc., Class A 1,000 3,429
Three's Co. Media Group Co.,
Ltd., Class A 1,435 8,476
Shares Value
CHINA — (Continued)
Thunder Software Technology
Co., Ltd., Class A 800 $ 8,661
Tian An China Investment Co.,
Ltd. 19,000 11,143
Tian Lun Gas Holdings, Ltd. 2,000 750
#Tiangong International Co.,
Ltd. 168,000 73,570
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 2,100 5,960
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 6,500 3,394
Tianjin Port Co., Ltd., Class A 21,700 15,078
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 1,100 3,152
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 43,200 28,090
*Tianma Microelectronics Co.,
Ltd., Class A 28,900 40,328
#*Tianqi Lithium Corp. 21,200 134,154
Tianrun Industry Technology
Co., Ltd., Class A 4,900 5,216
Tianshan Aluminum Group
Co., Ltd., Class A 21,200 57,489
Tianshui Huatian Technology
Co., Ltd., Class A 12,700 27,716
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 100 344
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 5,770 35,195
Time Interconnect Technology,
Ltd. 58,000 115,113
Tinergy Chemical Co., Ltd.,
Class A 25,500 19,186
Tingyi Cayman Islands Holding
Corp. 152,000 230,831
Titan Wind Energy Suzhou
Co., Ltd., Class A 5,900 6,680
Tofflon Science & Technology
Group Co., Ltd., Class A 10,400 24,626
Toly Bread Co., Ltd., Class A 13,440 10,615
Tomson Group, Ltd. 40,357 13,797
Tongcheng Travel Holdings,
Ltd. 212,800 633,247
Tongguan Gold Group, Ltd. 218,000 94,908
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 8,100 10,546
Tongkun Group Co., Ltd.,
Class A 7,800 24,540
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 20,400 40,616
Tongling Nonferrous Metals
Group Co., Ltd., Class A 71,100 84,588
Tongyu Heavy Industry Co.,
Ltd., Class A 17,700 7,613
Topchoice Medical Corp.,
Class A 4,580 30,308

74
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Topsec Technologies Group,
Inc., Class A 5,900 $ 7,435
ΩTopsports International
Holdings, Ltd. 495,000 179,373
#*Towngas Smart Energy Co.,
Ltd. 107,852 50,683
*TPV Technology Co., Ltd.,
Class A 51,100 18,745
TravelSky Technology, Ltd.,
Class H 54,000 73,501
Trip.com Group, Ltd. 33,700 2,079,038
Trip.com Group, Ltd.,
Sponsored ADR 5,650 346,741
Triumph Science &
Technology Co., Ltd., Class A 1,400 2,928
*Truking Technology, Ltd.,
Class A 1,100 1,761
*Tsinghua Tongfang Co., Ltd.,
Class A 2,700 3,624
Tsingtao Brewery Co., Ltd.,
Class H 68,000 430,828
TSP Wind Power Group Co.,
Ltd. 8,700 17,134
Ω#*Tuhu Car, Inc., Class A 21,700 43,263
Tuya, Inc., ADR 1,523 3,183
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 1,400 16,940
Unilumin Group Co., Ltd.,
Class A 6,400 7,209
#Uni-President China
Holdings, Ltd. 99,000 100,018
Unisplendour Corp., Ltd.,
Class A 13,700 49,311
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 8,100 39,479
*UTour Group Co., Ltd., Class
A 1,000 1,168
Valiant Co., Ltd., Class A 4,300 10,572
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 400 969
Vatti Corp., Ltd., Class A 2,400 2,175
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 6,400 23,754
*Venustech Group, Inc., Class
A 2,000 4,083
Viomi Technology Co., Ltd.,
ADR 729 970
Vipshop Holdings, Ltd.,
Sponsored ADR 49,765 851,479
Ω*Viva Biotech Holdings 80,500 26,388
Walvax Biotechnology Co.,
Ltd., Class A 13,300 24,165
*Wanda Film Holding Co., Ltd.,
Class A 15,300 26,060
Wangfujing Group Co., Ltd.,
Class A 500 1,043
Shares Value
CHINA — (Continued)
Wangneng Environment Co.,
Ltd., Class A 4,900 $ 11,899
Wangsu Science &
Technology Co., Ltd., Class A 6,600 15,723
Wanguo Gold Group, Ltd. 104,000 165,794
Wanhua Chemical Group Co.,
Ltd., Class A 5,400 68,338
Want Want China Holdings,
Ltd. 376,000 227,246
Wanxiang Qianchao Co., Ltd.,
Class A 12,600 31,231
Warom Technology, Inc. Co. 3,600 10,135
Wasion Holdings, Ltd. 76,000 233,556
#Weichai Power Co., Ltd.,
Class H 255,000 869,188
Weifu High-Technology Group
Co., Ltd., Class A 2,600 8,008
Weihai Guangwei Composites
Co., Ltd., Class A 11,580 66,518
Weilong Delicious Global
Holdings, Ltd. 2,600 4,092
Ω#*Weimob, Inc. 207,000 64,143
#*WellCell Holdings Co., Ltd. 800 1,219
Wellhope Foods Co., Ltd.,
Class A 900 970
Wenzhou Yihua Connector
Co., Ltd., Class A 300 2,266
Western Mining Co., Ltd.,
Class A 13,100 67,090
Western Region Gold Co.,
Ltd., Class A 7,700 49,537
Western Securities Co., Ltd.,
Class A 22,400 25,812
Western Superconducting
Technologies Co., Ltd., Class
A 4,656 56,752
Willfar Information Technology
Co., Ltd. 5,296 31,222
Winall Hi-Tech Seed Co., Ltd.,
Class A 1,274 1,910
Windey Energy Technology
Group Co., Ltd., Class A 260 728
*Wingtech Technology Co.,
Ltd., Class A 5,700 32,308
Winner Medical Co., Ltd.,
Class A 900 4,583
Winning Health Technology
Group Co., Ltd., Class A 16,600 26,388
Wolong Electric Group Co.,
Ltd., Class A 10,440 65,992
*World Union Group, Inc.,
Class A 14,900 5,809
Wuchan Zhongda Group Co.,
Ltd., Class A 25,100 21,123
Wuhan DR Laser Technology
Corp., Ltd., Class A 2,000 25,305
Wuhan East Lake High
Technology Group Co., Ltd. 8,000 12,659
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 400 741

75
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Wuhan Guide Infrared Co.,
Ltd., Class A 10,400 $ 24,821
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 100 1,906
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 400 1,759
Wuhu Token Science Co.,
Ltd., Class A 13,400 12,241
Wuliangye Yibin Co., Ltd.,
Class A 14,900 225,066
WUS Printed Circuit Kunshan
Co., Ltd., Class A 4,300 43,147
ΩWuXi AppTec Co., Ltd.,
Class H 34,700 494,083
Wuxi Autowell Technology
Co., Ltd., Class A 3,674 50,211
Ω*Wuxi Biologics Cayman, Inc. 279,000 1,321,818
Wuxi Boton Technology Co.,
Ltd., Class A 900 2,995
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 4,500 13,595
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 15,000 124,531
Wuxi NCE Power Co., Ltd.,
Class A 560 3,711
Wuxi Rural Commercial Bank
Co., Ltd. 11,100 9,421
Wuxi Taiji Industry, Ltd. Co.,
Class A 13,300 21,467
*WuXi XDC Cayman, Inc. 21,000 168,867
XCMG Construction Machinery
Co., Ltd., Class A 35,800 55,312
XD, Inc. 22,400 246,524
XGD, Inc., Class A 1,400 5,357
Xiamen Bank Co., Ltd., Class
A 15,200 15,306
Xiamen C & D, Inc., Class A 12,000 16,469
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 3,800 3,810
Xiamen Faratronic Co., Ltd.,
Class A 900 14,072
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 6,000 26,878
Xiamen Intretech, Inc., Class A 1,200 3,460
Xiamen ITG Group Corp., Ltd.,
Class A 44,200 44,446
Xiamen Jihong Technology
Co., Ltd., Class A 1,100 3,141
Xiamen Kingdomway Group
Co., Class A 3,400 9,303
Xiamen Port Development Co.,
Ltd., Class A 8,700 15,832
Xiamen Tungsten Co., Ltd.,
Class A 12,200 99,249
Xiamen Xiangyu Co., Ltd.,
Class A 52,900 64,686
Shares Value
CHINA — (Continued)
Xi'An Shaangu Power Co.,
Ltd., Class A 10,700 $ 16,409
Xi'an Triangle Defense Co.,
Ltd., Class A 300 1,644
Xiandai Investment Co., Ltd.,
Class A 9,300 5,726
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 9,600 19,749
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 3,800 7,659
Ω*Xiaomi Corp., Class B 600,600 2,730,105
Xinfengming Group Co., Ltd.,
Class A 14,500 43,534
Xingfa Aluminium Holdings,
Ltd., Class A 1,000 971
Xinhuanet Co., Ltd., Class A 1,300 4,675
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 100 235
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd. 10,800 13,719
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 11,700 11,799
*Xinxiang Chemical Fiber Co.,
Ltd., Class A 13,000 13,596
Xinyi Energy Holdings, Ltd. 423,979 65,689
*Xinzhi Group Co., Ltd., Class
A 300 1,113
Xizang Zhufeng Resources
Co., Ltd., Class A 11,200 30,500
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 1,000 2,451
#*XPeng, Inc., ADR 50 899
*XPeng, Inc., Class A 64,600 592,672
Xtep International Holdings,
Ltd. 289,442 190,498
Xuji Electric Co., Ltd., Class A 5,600 24,031
ΩYadea Group Holdings, Ltd. 143,391 202,701
Yangling Metron New Material,
Inc., Class A 1,400 3,408
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 1,100 13,736
Yankershop Food Co., Ltd.,
Class A 1,540 15,067
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 1,200 3,620
Yantai China Pet Foods Co.,
Ltd., Class A 3,200 22,874
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 1,600 3,170
Yantai Eddie Precision
Machinery Co., Ltd., Class A 3,600 11,476
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 11,400 144,728
YanTai Shuangta Food Co.,
Ltd., Class A 3,100 2,323

76
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 1,800 $ 4,529
#*Yeahka, Ltd. 36,800 37,650
Yealink Network Technology
Corp., Ltd., Class A 8,400 46,367
YGSOFT, Inc., Class A 4,640 4,305
*Yibin Tianyuan Group Co.,
Ltd., Class A 7,500 6,528
Yifan Pharmaceutical Co., Ltd.,
Class A 5,100 8,922
Yifeng Pharmacy Chain Co.,
Ltd., Class A 10,944 37,612
Yihai International Holding,
Ltd. 95,000 178,816
Yixintang Pharmaceutical
Group Co., Ltd., Class A 6,900 13,956
Yizumi Holdings Co., Ltd.,
Class A 600 2,226
Yonfer Agricultural Technology
Co., Ltd., Class A 21,000 52,868
*Yonghui Superstores Co.,
Ltd., Class A 19,900 12,596
YongXing Special Materials
Technology Co., Ltd., Class A 300 2,164
*Yonyou Network Technology
Co., Ltd., Class A 1,300 2,839
Yotrio Group Co., Ltd., Class A 11,000 5,997
#*Youdao, Inc., ADR 3,690 38,376
Youngor Fashion Co., Ltd.,
Class A 9,300 9,833
Youngy Co., Ltd., Class A 800 6,287
*Youzu Interactive Co., Ltd.,
Class A 2,900 5,044
YTO Express Group Co., Ltd.,
Class A 20,600 50,023
Yuexiu Property Co., Ltd. 201,000 117,362
Yuexiu Transport
Infrastructure, Ltd. 80,000 48,453
YUNDA Holding Group Co.,
Ltd., Class A 26,100 25,757
Yunnan Baiyao Group Co.,
Ltd., Class A 6,000 48,000
Yunnan Copper Co., Ltd.,
Class A 23,500 89,655
*Yunnan Energy New Material
Group Co., Ltd., Class A 1,100 8,069
Yunnan Tin Co., Ltd., Class A 18,000 103,112
Yusys Technologies Co., Ltd.,
Class A 200 648
Yutong Bus Co., Ltd., Class A 14,700 65,345
*Zai Lab, Ltd. 87,200 146,604
*Zai Lab, Ltd., Sponsored ADR 1,660 27,556
Zangge Mining Co., Ltd., Class
A 6,400 79,456
Zanyu Technology Group Co.,
Ltd. 1,200 2,481
ZBOM Home Collection Co.,
Ltd., Class A 700 987
ZCZL Industrial Technology
Group Co., Ltd., Class H 31,800 89,825
Shares Value
CHINA — (Continued)
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 3,000 $ 69,224
#Zhaojin Mining Industry Co.,
Ltd., Class H 159,500 739,324
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 1,030 2,162
Zhefu Holding Group Co., Ltd.,
Class A 14,100 9,858
*Zhejiang Century Huatong
Group Co., Ltd., Class A 20,800 59,127
Zhejiang Cfmoto Power Co.,
Ltd., Class A 100 3,624
Zhejiang China Commodities
City Group Co., Ltd., Class A 19,100 44,210
Zhejiang Chint Electrics Co.,
Ltd., Class A 13,400 56,347
Zhejiang Communications
Technology Co., Ltd., Class A 38,040 22,710
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 14,800 9,602
Zhejiang Crystal-Optech Co.,
Ltd., Class A 3,300 11,313
Zhejiang Dahua Technology
Co., Ltd., Class A 14,700 40,095
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 7,200 16,024
Zhejiang Dingli Machinery Co.,
Ltd., Class A 2,200 17,787
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 4,500 8,157
Zhejiang Expressway Co.,
Ltd., Class H 178,600 168,545
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 2,100 5,393
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 1,900 2,788
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd. 28,200 29,128
Zhejiang Hailiang Co., Ltd.,
Class A 21,200 44,557
Zhejiang Hailide New Material
Co., Ltd., Class A 9,900 10,539
Zhejiang HangKe Technology,
Inc. Co., Class A 1,663 7,225
Zhejiang Hangmin Co., Ltd.,
Class A 6,700 7,354
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 300 273
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 8,000 12,084
Zhejiang Huace Film &
Television Co., Ltd., Class A 9,700 12,936

77
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 1,700 $ 3,954
Zhejiang International Group
Co., Ltd. 8,700 15,632
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 20,000 34,008
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 1,100 5,901
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 5,700 36,506
Zhejiang Jingu Co., Ltd., Class
A 1,000 1,725
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 6,900 16,845
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 5,300 13,000
Zhejiang Lante Optics Co., Ltd. 4,273 28,246
Zhejiang Longsheng Group
Co., Ltd., Class A 9,900 21,676
Zhejiang Medicine Co., Ltd.,
Class A 7,400 15,904
Zhejiang Meida Industrial Co.,
Ltd., Class A 4,000 5,173
*Zhejiang Narada Power
Source Co., Ltd., Class A 3,100 6,654
Zhejiang NHU Co., Ltd., Class
A 12,400 49,698
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 4,100 9,231
Zhejiang Runtu Co., Ltd.,
Class A 9,800 17,749
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 2,600 19,053
Zhejiang Semir Garment Co.,
Ltd., Class A 22,400 17,852
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 6,500 5,096
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd. 300 1,068
Zhejiang Southeast Space
Frame Co., Ltd., Class A 400 345
Zhejiang Sunoren Solar
Technology Co., Ltd. 3,900 5,582
Zhejiang Supor Co., Ltd.,
Class A 3,700 22,978
Zhejiang Taihua New Material
Group Co., Ltd., Class A 5,600 7,476
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 200 748
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 4,500 9,963
Shares Value
CHINA — (Continued)
Zhejiang Wanliyang Co., Ltd.,
Class A 4,100 $ 5,851
Zhejiang Wanma Co., Ltd.,
Class A 4,900 11,737
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 10,600 41,996
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 15,000 22,550
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 14,900 26,686
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 2,400 9,840
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 6,400 8,452
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 1,400 2,598
Zhejiang Xinao Textiles, Inc. 3,400 4,529
Zhejiang Yasha Decoration
Co., Ltd., Class A 4,900 2,968
Zhejiang Yinlun Machinery
Co., Ltd., Class A 2,800 14,859
*Zhejiang Yongtai Technology
Co., Ltd., Class A 2,900 10,701
Zhende Medical Co., Ltd.,
Class A 100 989
Zheshang Development Group
Co., Ltd. 5,900 5,288
Zheshang Securities Co., Ltd.,
Class A 18,500 28,477
*Zhewen Interactive Group
Co., Ltd., Class A 2,200 4,149
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 175,000 372,870
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 3,100 4,616
Zhongji Innolight Co., Ltd.,
Class A 17,780 1,660,009
Zhongjin Gold Corp., Ltd.,
Class A 19,300 102,451
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 700 3,493
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 10,500 16,011
Zhongsheng Group Holdings,
Ltd. 175,000 261,054
Zhongtai Securities Co., Ltd.,
Class A 28,000 25,739
*<Zhongtian Financial Group
Co., Ltd., Class A 2,200 –
Ω#Zhongyuan Bank Co., Ltd.,
Class H 230,000 9,719
ΩZhou Hei Ya International
Holdings Co., Ltd. 109,500 22,994

78
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Zhuhai Huafa Properties Co.,
Ltd., Class A 27,300 $ 16,730
Zhuzhou CRRC Times Electric
Co., Ltd. 55,400 302,761
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 800 5,727
Zhuzhou Kibing Group Co.,
Ltd., Class A 24,900 25,110
*Zhuzhou Smelter Group Co.,
Ltd. 8,500 28,039
Zhuzhou Times New Material
Technology Co., Ltd., Class A 9,100 19,126
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 21,000 17,824
ZJAMP Group Co., Ltd., Class
A 9,400 14,767
Ω#ZJLD Group, Inc. 7,600 8,758
ZJMI Environmental Energy
Co., Ltd., Class A 1,000 1,977
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 179,000 201,010
ZTE Corp., Class H 70,200 254,743
ZTO Express Cayman, Inc. 32,400 720,212
ZTO Express Cayman, Inc.,
Sponsored ADR 450 9,869
TOTAL CHINA 155,448,332
COLOMBIA — (0.2%)
Almacenes Exito SA 38,581 53,621
Celsia SA 26,302 37,702
Grupo Cibest SA 8,966 204,020
Grupo Cibest SA, ADR 4,143 338,276
Grupo de Inversiones
Suramericana SA 3,737 63,649
Grupo Energia Bogota SA ESP 55,081 49,159
Interconexion Electrica SA
ESP 15,097 124,658
Mineros SA 17,147 89,624
Organizacion Terpel SA 7,845 42,415
Promigas SA ESP 22,425 42,045
TOTAL COLOMBIA 1,045,169
CZECHIA — (0.1%)
Komercni Banka A/S 3,561 216,735
ΩMoneta Money Bank A/S 18,642 187,736
TOTAL CZECHIA 404,471
EGYPT — (0.0%)
Commercial International Bank
- Egypt (CIB), GDR 45,969 121,818
TOTAL EGYPT 121,818
GREECE — (0.6%)
*Aktor SA Holding Company
Technical And Energy Projects 2,556 33,083
Alpha Bank SA 112,087 540,046
Athens International Airport SA 4,998 67,367
Athens Water Supply &
Sewage Co. SA 116 994
Autohellas Tourist and Trading
SA 2,551 39,392
Shares Value
GREECE — (Continued)
Avax SA 1,184 $ 4,747
Bank of Greece 2,449 50,112
Cenergy Holdings SA 1,385 31,965
Ellaktor SA 1,366 2,243
ElvalHalcor SA 11,158 61,459
Eurobank SA 71,209 350,293
Fourlis Holdings SA 2,672 14,018
GEK TERNA SA 2,698 106,690
Hellenic Telecommunications
Organization SA 6,201 116,336
HELLENiQ ENERGY Holdings
S.A. 10,926 117,893
*Ideal Holdings SA 1,812 13,386
JUMBO SA 10,231 304,771
Kri-Kri Milk Industry SA 622 16,057
*LAMDA Development SA 3,247 27,349
Motor Oil Hellas Corinth
Refineries SA 9,863 398,472
National Bank of Greece SA 22,155 393,112
OPAP SA 11,315 228,836
Optima bank SA 6,680 68,820
Piraeus Port Authority SA 762 36,079
Quest Holdings SA 3,744 31,357
Sarantis SA 1,971 31,796
Thrace Plastics Holding and
Co., Class A 88 444
TOTAL GREECE 3,087,117
HONG KONG — (0.0%)
Truly International Holdings,
Ltd. 142,000 18,728
TOTAL HONG KONG 18,728
HUNGARY — (0.2%)
*4iG Nyrt 334 4,127
ANY Security Printing Co. 938 22,448
Magyar Telekom
Telecommunications PLC 32,067 200,173
OTP Bank Nyrt 7,034 890,916
Richter Gedeon Nyrt 4,518 152,024
TOTAL HUNGARY 1,269,688
INDIA — (13.0%)
360 ONE WAM, Ltd. 20,035 247,052
3M India, Ltd. 270 100,941
Aarti Industries, Ltd. 8,573 34,665
ABB India, Ltd. 2,793 169,379
Accelya Solutions India, Ltd. 69 967
Action Construction
Equipment, Ltd. 3,289 30,374
*Adani Green Energy, Ltd. 6,321 58,566
Adani Total Gas, Ltd. 13,459 77,100
ADF Foods, Ltd. 180 344
*Aditya Birla Fashion and
Retail, Ltd. 21,820 15,753
*Aditya Birla Lifestyle Brands,
Ltd. 21,820 24,914
Aditya Birla Sun Life Asset
Management Co., Ltd. 1,568 12,945
ΩAditya Vision, Ltd. 1,955 10,626

79
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Advanced Enzyme
Technologies, Ltd. 3,979 $ 12,838
*Advent Hotels International
Pvt, Ltd. 1,121 2,434
Aegis Logistics, Ltd. 12,586 99,949
*Affle 3i, Ltd. 964 16,214
Ahluwalia Contracts India, Ltd. 1,991 18,700
AIA Engineering, Ltd. 1,079 46,790
Ajanta Pharma, Ltd. 6,031 182,390
Ajmera Realty & Infra India,
Ltd. 11,610 19,109
Akzo Nobel India, Ltd. 1,829 55,673
Alembic Pharmaceuticals, Ltd. 1,807 15,385
Alkem Laboratories, Ltd. 3,506 216,392
Amara Raja Energy & Mobility,
Ltd. 12,890 117,623
*Amber Enterprises India, Ltd. 1,463 90,909
Anant Raj, Ltd. 7,455 40,870
Angel One, Ltd. 11,492 317,435
Anup Engineering, Ltd. (The) 1,004 19,332
Apar Industries, Ltd. 2,638 229,250
APL Apollo Tubes, Ltd. 25,038 556,817
Apollo Hospitals Enterprise,
Ltd. 521 39,423
Arvind Fashions, Ltd. 18,146 92,863
Arvind SmartSpaces, Ltd. 72 416
Ashapura Minechem, Ltd. 9,508 67,676
Ashiana Housing, Ltd. 200 642
Ashok Leyland, Ltd. 480,874 1,028,217
*Ashoka Buildcon, Ltd. 21,285 34,470
Asian Paints, Ltd. 22,980 606,630
ΩAster DM Healthcare, Ltd. 21,548 129,341
Astra Microwave Products, Ltd. 4,006 42,792
Astral, Ltd. 5,489 88,110
AstraZeneca Pharma India,
Ltd. 558 51,865
Atul, Ltd. 271 18,302
ΩAU Small Finance Bank, Ltd. 12,133 129,570
AurionPro Solutions, Ltd. 1,646 16,154
Avantel, Ltd. 12,834 21,684
Avanti Feeds, Ltd. 6,082 52,702
Ω*Avenue Supermarts, Ltd. 3,970 159,232
*AvenuesAI, Ltd. 70,767 12,524
*AWL Agri Business, Ltd. 36,571 85,067
Axis Bank, Ltd. 48,981 729,703
*AXISCADES Technologies,
Ltd. 1,379 18,346
Bajaj Auto, Ltd. 2,632 274,609
*Bajaj Consumer Care, Ltd. 9,287 34,266
Bajaj Finserv, Ltd. 18,044 383,016
Balmer Lawrie & Co., Ltd. 5,387 10,080
Balrampur Chini Mills, Ltd. 19,417 88,729
Balu Forge Industries, Ltd. 2,274 10,435
Banco Products India, Ltd. 5,703 36,802
ΩBandhan Bank, Ltd. 146,606 246,475
Bank of India 59,036 105,317
Bank of Maharashtra 92,803 65,849
Bannari Amman Sugars, Ltd.,
Class F 4 156
Shares Value
INDIA — (Continued)
BASF India, Ltd. 1,488 $ 58,986
Bata India, Ltd. 2,193 20,505
Bayer CropScience, Ltd. 2,115 102,688
BEML, Ltd. 3,930 76,684
Berger Paints India, Ltd. 27,848 140,137
*BF Utilities, Ltd. 2,747 15,502
Bhansali Engineering
Polymers, Ltd. 4,752 4,265
Bharat Bijlee, Ltd. 977 29,843
Bharat Electronics, Ltd. 218,161 1,064,865
Bharat Forge, Ltd. 1,421 22,266
Bharat Heavy Electricals, Ltd. 86,944 248,297
Bharat Petroleum Corp., Ltd. 120,528 477,592
Bharat Rasayan, Ltd. 32 649
Bharti Airtel, Ltd. 78,338 1,676,576
Biocon, Ltd. 41,448 165,274
BirlaNu, Ltd. 339 5,851
Birlasoft, Ltd. 19,651 89,307
Black Box, Ltd. 6,433 36,030
Bliss Gvs Pharma, Ltd. 4,229 8,125
BLS International Services,
Ltd. 20,082 56,205
Blue Dart Express, Ltd. 519 30,986
Blue Star, Ltd. 12,441 245,730
Bombay Burmah Trading Co. 2,378 44,446
Bombay Dyeing &
Manufacturing Co., Ltd. 16,258 20,401
Bosch, Ltd. 440 174,732
Brigade Enterprises, Ltd. 6,300 51,520
*Brightcom Group, Ltd. 237,559 23,759
Britannia Industries, Ltd. 6,558 417,809
Campus Activewear, Ltd. 8,034 22,110
Canara Bank 42,454 68,037
*Capacit'e Infraprojects, Ltd. 5,003 12,088
Caplin Point Laboratories, Ltd. 1,083 20,885
Carborundum Universal, Ltd. 2,960 25,365
Care Ratings, Ltd. 745 12,978
*Cartrade Tech, Ltd. 4,804 138,358
Castrol India, Ltd. 72,698 145,534
CE Info Systems, Ltd. 1,593 22,875
Ceat, Ltd. 1,994 81,544
Cello World, Ltd. 5,373 29,138
Cemindia Projects, Ltd. 10,303 71,621
Central Depository Services
India, Ltd. 12,714 182,471
Century Enka, Ltd. 32 151
Century Plyboards India, Ltd. 6,883 60,145
Cera Sanitaryware, Ltd. 540 29,352
CG Power & Industrial
Solutions, Ltd. 43,190 274,223
Chalet Hotels, Ltd. 2,966 28,091
Chambal Fertilisers and
Chemicals, Ltd. 17,840 85,585
*Chemplast Sanmar, Ltd. 1,243 3,517
Chennai Petroleum Corp., Ltd. 6,584 61,987
*Choice International, Ltd. 5,845 48,644
CIE Automotive India, Ltd. 9,819 44,640
*Cigniti Technologies, Ltd. 3,421 60,158

80
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Clean Science & Technology,
Ltd. 1,271 $ 11,897
CMS Info Systems, Ltd. 19,808 67,905
ΩCochin Shipyard, Ltd. 10,730 193,621
Coforge, Ltd. 34,589 621,859
Colgate-Palmolive India, Ltd. 12,323 283,226
Computer Age Management
Services, Ltd. 26,522 200,398
Confidence Petroleum India,
Ltd. 2,354 829
Container Corp. of India, Ltd. 20,819 113,671
Coromandel International, Ltd. 17,714 439,559
Cosmo First, Ltd. 2,046 13,245
Craftsman Automation, Ltd. 1,240 98,634
CRISIL, Ltd. 1,610 81,633
Crompton Greaves Consumer
Electricals, Ltd. 61,075 147,032
Cummins India, Ltd. 13,801 617,004
Cyient, Ltd. 6,669 82,511
Ω*D P Abhushan, Ltd. 998 13,820
Dabur India, Ltd. 26,451 145,673
Datamatics Global Services,
Ltd. 278 2,117
DB Corp., Ltd. 368 967
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 7,674 88,079
Deepak Nitrite, Ltd. 2,863 51,121
*Delhivery, Ltd. 28,626 131,620
Dhanuka Agritech, Ltd. 3,194 38,844
*Digitide Solutions, Ltd. 12,010 14,977
ΩDilip Buildcon, Ltd. 3,194 15,911
*Dishman Carbogen Amcis,
Ltd. 3,236 7,686
Dixon Technologies India, Ltd. 4,292 487,395
Dodla Dairy, Ltd. 1,756 22,627
Dollar Industries, Ltd. 32 109
ΩDr. Lal PathLabs, Ltd. 9,182 140,693
Dr. Reddy's Laboratories, Ltd. 11,945 158,176
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 34,164 458,481
Dwarikesh Sugar Industries,
Ltd. 4,705 1,802
eClerx Services, Ltd. 3,960 200,231
Eicher Motors, Ltd. 8,015 620,593
*EID Parry India, Ltd. 15,626 156,808
Elecon Engineering Co., Ltd. 11,872 52,670
Elgi Equipments, Ltd. 20,662 96,855
Emami, Ltd. 25,394 133,557
ΩEndurance Technologies,
Ltd. 2,474 65,269
Engineers India, Ltd. 39,905 74,819
EPL, Ltd. 38,557 80,448
Ω*Equitas Small Finance
Bank, Ltd. 127,839 97,435
ΩEris Lifesciences, Ltd. 5,067 75,768
ESAB India, Ltd. 351 21,263
Escorts Kubota, Ltd. 2,470 90,779
*Eternal, Ltd. 176,004 523,492
*Ethos, Ltd. 553 15,344
Shares Value
INDIA — (Continued)
*Eureka Forbes, Ltd. 14,435 $ 85,413
Eveready Industries India, Ltd. 4,556 16,681
Everest Kanto Cylinder, Ltd. 5,015 5,951
Exide Industries, Ltd. 11,260 39,366
*FDC, Ltd. 2,462 10,110
Federal Bank, Ltd. 88,116 275,639
Fine Organic Industries, Ltd. 926 42,716
Fineotex Chemical, Ltd. 42,850 10,397
Finolex Cables, Ltd. 4,923 38,653
Finolex Industries, Ltd. 10,500 20,139
Firstsource Solutions, Ltd. 52,040 180,948
Force Motors, Ltd. 755 157,546
Fortis Healthcare, Ltd. 31,066 287,568
*FSN E-Commerce Ventures,
Ltd. 143,255 369,866
G R Infraprojects, Ltd. 1,730 18,136
Gabriel India, Ltd. 6,721 68,198
Galaxy Surfactants, Ltd. 1,203 23,719
Ganesh Housing, Ltd. 3,911 31,067
Garden Reach Shipbuilders &
Engineers, Ltd. 1,920 57,696
Garware Hi-Tech Films, Ltd. 1,096 35,894
Gateway Distriparks, Ltd. 15,986 10,184
GE Vernova T&D India, Ltd. 13,226 464,454
Gillette India, Ltd. 774 74,041
ΩGland Pharma, Ltd. 2,052 41,193
GlaxoSmithKline
Pharmaceuticals, Ltd. 5,359 139,912
Glenmark Pharmaceuticals,
Ltd. 14,919 326,949
Global Health, Ltd. 8,160 93,480
Globus Spirits, Ltd. 938 9,474
GMM Pfaudler, Ltd. 1,257 13,325
*GMR Airports, Ltd. 217,916 222,423
Godrej Consumer Products,
Ltd. 19,125 239,947
*Godrej Properties, Ltd. 10,545 180,757
*Gokaldas Exports, Ltd. 3,834 22,926
*Gokul Agro Resources, Ltd. 10,994 19,353
Goldiam International, Ltd. 3,204 10,838
Granules India, Ltd. 11,196 69,449
Gravita India, Ltd. 2,396 41,790
Greaves Cotton, Ltd. 7,662 13,598
Greenlam Industries, Ltd. 4,280 11,164
Greenply Industries, Ltd. 8,401 20,558
Grindwell Norton, Ltd. 1,559 26,157
Gujarat Gas, Ltd. 11,248 52,011
Gujarat Pipavav Port, Ltd. 43,209 78,463
Gujarat State Petronet, Ltd. 29,778 98,604
Gulf Oil Lubricants India, Ltd. 2,895 34,298
Happiest Minds Technologies,
Ltd. 6,688 30,056
Hatsun Agro Product, Ltd. 3,527 33,733
Havells India, Ltd. 14,403 201,200
HBL Engineering, Ltd. 8,259 70,355
HCL Technologies, Ltd. 41,631 767,382
ΩHDFC Asset Management
Co., Ltd. 17,078 467,054

81
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
ΩHDFC Life Insurance Co.,
Ltd. 28,414 $ 225,799
*HealthCare Global
Enterprises, Ltd. 124 798
Heritage Foods, Ltd. 11,595 45,265
Hero MotoCorp, Ltd. 12,275 738,468
HFCL, Ltd. 67,725 50,513
HG Infra Engineering, Ltd. 1,234 8,609
Himadri Speciality Chemical,
Ltd. 14,656 73,409
Himatsingka Seide, Ltd. 10,825 12,200
Hindustan Aeronautics, Ltd. 8,544 429,060
Hindustan Copper, Ltd. 19,188 143,074
*Hindustan Foods, Ltd. 3,663 18,505
Hindustan Petroleum Corp.,
Ltd. 101,563 471,449
Hindustan Unilever, Ltd. 35,079 904,932
*Hindware Home Innovation,
Ltd. 2,541 6,145
Hitachi Energy India, Ltd. 1,186 243,189
Honda India Power Products,
Ltd. 12 266
Housing & Urban Development
Corp., Ltd. 4,580 9,542
*Hubtown, Ltd. 6,909 15,498
Huhtamaki India, Ltd. 124 243
ICICI Bank, Ltd. 30,863 454,620
ICICI Bank, Ltd., Sponsored
ADR 93,051 2,725,464
ΩICICI Lombard General
Insurance Co., Ltd. 13,485 265,940
ΩICICI Prudential Life
Insurance Co., Ltd. 18,884 130,738
IDFC First Bank, Ltd. 263,827 239,714
*IFB Industries, Ltd. 1,019 12,426
IIFL Capital Services, Ltd. 15,529 55,802
India Glycols, Ltd. 1,425 13,614
ΩIndiaMart InterMesh, Ltd. 5,721 136,943
Indian Bank 27,738 274,915
ΩIndian Energy Exchange,
Ltd. 49,550 68,297
Indian Railway Catering &
Tourism Corp., Ltd. 11,316 76,646
Indigo Paints, Ltd. 3,960 44,961
Indraprastha Gas, Ltd. 30,746 59,458
Indraprastha Medical Corp.,
Ltd. 7,186 28,369
*IndusInd Bank, Ltd. 9,014 87,810
Info Edge India, Ltd. 32,434 440,528
Infosys, Ltd. 103,961 1,854,600
#Infosys, Ltd., Sponsored ADR 127,937 2,249,132
Ingersoll Rand India, Ltd. 498 18,099
*Inox Green Energy Services,
Ltd. 7,442 13,749
INOX India, Ltd. 2,121 25,728
*Inox Wind, Ltd. 29,098 34,144
Intellect Design Arena, Ltd. 7,677 76,255
IOL Chemicals and
Pharmaceuticals, Ltd. 3,620 2,913
Shares Value
INDIA — (Continued)
ION Exchange India, Ltd. 1,881 $ 7,243
IRB Infrastructure Developers,
Ltd. 172,697 78,006
ΩIRCON International, Ltd. 54,468 97,108
ISGEC Heavy Engineering,
Ltd. 2,696 22,147
*ITC Hotels, Ltd. 24,612 48,364
J Kumar Infraprojects, Ltd. 5,547 34,465
Jammu & Kashmir Bank, Ltd.
(The) 66,191 75,346
Jamna Auto Industries, Ltd. 26,300 35,556
Jash Engineering, Ltd. 1,553 6,530
JB Chemicals &
Pharmaceuticals, Ltd. 6,345 128,952
JBM Auto, Ltd. 3,802 23,313
Jindal Saw, Ltd. 25,944 49,574
Jindal Stainless, Ltd. 18,427 164,774
JK Paper, Ltd. 5,870 20,864
JK Tyre & Industries, Ltd. 7,566 42,745
JTEKT India, Ltd. 3,543 5,270
Jubilant Pharmova, Ltd. 7,309 78,018
Jupiter Wagons, Ltd. 7,389 25,977
Jyothy Labs, Ltd. 10,157 27,461
Kalpataru Projects
International, Ltd. 7,972 99,144
Kalyan Jewellers India, Ltd. 20,255 79,633
Kansai Nerolac Paints, Ltd. 22,852 57,185
Karnataka Bank, Ltd. (The) 43,664 86,414
Kaveri Seed Co., Ltd. 2,570 26,220
*Kaynes Technology India, Ltd. 343 12,959
KDDL, Ltd. 394 9,904
KEC International, Ltd. 9,687 70,256
KEI Industries, Ltd. 8,197 358,320
*Kellton Tech Solutions, Ltd. 34,685 5,848
Keystone Realtors, Ltd. 3,940 21,352
*Kiri Industries, Ltd. 10,695 53,895
Kirloskar Brothers, Ltd. 2,814 47,915
Kirloskar Oil Engines, Ltd. 12,731 162,481
Kirloskar Pneumatic Co., Ltd. 2,933 36,381
*Knowledge Marine &
Engineering Works, Ltd. 137 2,659
*Kolte-Patil Developers, Ltd. 2,174 8,811
Kotak Mahindra Bank, Ltd. 126,358 560,446
Kovai Medical Center and
Hospital, Ltd., Class A 12 708
KPIT Technologies, Ltd. 20,291 229,827
KRBL, Ltd. 6,975 25,959
Ω*Krishna Institute of Medical
Sciences, Ltd. 22,422 147,164
Krsnaa Diagnostics, Ltd. 84 650
KSB, Ltd. 8,020 61,745
*Kwality Wall's India, Ltd. 33,917 14,822
*Latent View Analytics, Ltd.,
Class H 2,559 11,325
Laxmi Organic Industries, Ltd. 244 376
LG Balakrishnan & Bros, Ltd. 1,178 21,874
Lloyds Engineering Works, Ltd. 14,476 7,019
Lloyds Metals & Energy, Ltd. 10,191 122,286
ΩLodha Developers, Ltd. 9,846 103,986

82
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
LT Foods, Ltd. 21,973 $ 89,051
Lumax Auto Technologies, Ltd. 4,032 59,090
Lupin, Ltd. 13,392 313,415
Mahanagar Gas, Ltd. 5,465 62,547
Maharashtra Seamless, Ltd. 5,483 31,001
Mahindra & Mahindra, Ltd. 46,713 1,742,733
*Mahindra Holidays & Resorts
India, Ltd. 2,433 7,824
Mahindra Lifespace
Developers, Ltd. 4,507 17,994
ΩMahindra Logistics, Ltd. 6,712 26,319
*Man Industries India, Ltd. 2,116 7,488
Man Infraconstruction, Ltd. 11,394 13,636
*Mangalore Refinery &
Petrochemicals, Ltd. 20,404 39,159
Mankind Pharma, Ltd. 5,052 116,651
Manorama Industries, Ltd. 1,443 21,188
Marico, Ltd. 89,781 712,294
Marksans Pharma, Ltd. 18,048 32,148
Maruti Suzuki India, Ltd. 3,056 485,007
Mastek, Ltd. 1,112 24,795
*Max Estates, Ltd. 2,376 9,949
*Max Financial Services, Ltd. 14,288 250,633
Max Healthcare Institute, Ltd. 30,360 315,787
Mayur Uniquoters, Ltd. 2,012 11,204
Mazagon Dock Shipbuilders,
Ltd. 3,886 108,692
Ω*Medi Assist Healthcare
Services, Ltd. 4,200 18,209
*Medplus Health Services, Ltd. 9,540 82,859
*Meghmani Organics, Ltd. 10,521 6,876
Metro Brands, Ltd. 808 9,227
ΩMetropolis Healthcare, Ltd. 3,318 67,559
Minda Corp., Ltd. 7,130 43,627
MOIL, Ltd. 10,005 39,792
Monte Carlo Fashions, Ltd. 28 172
Morepen Laboratories, Ltd. 65,012 25,662
Motherson Sumi Wiring India,
Ltd. 353,142 165,692
Mphasis, Ltd. 12,987 389,522
Narayana Hrudayalaya, Ltd. 10,467 201,164
Natco Pharma, Ltd. 2,798 25,426
Navin Fluorine International,
Ltd. 238 15,780
Navneet Education, Ltd. 6,611 10,279
*Nazara Technologies, Ltd. 28,928 89,437
NBCC India, Ltd. 117,041 125,785
NELCO, Ltd. 664 4,726
Neogen Chemicals, Ltd. 628 8,305
NESCO, Ltd. 1,871 23,179
Netweb Technologies India,
Ltd. 1,543 52,749
*Network18 Media &
Investments, Ltd. 11,213 4,647
Newgen Software
Technologies, Ltd. 6,766 42,808
NHPC, Ltd. 361,961 307,709
NIIT Learning Systems, Ltd. 9,176 39,592
NIIT, Ltd. 9,979 8,104
Shares Value
INDIA — (Continued)
Nilkamal, Ltd. 230 $ 3,478
ΩNippon Life India Asset
Management, Ltd. 21,707 207,212
Novartis India, Ltd. 36 297
NRB Bearings, Ltd. 208 578
Nucleus Software Exports, Ltd. 768 7,569
Oberoi Realty, Ltd. 8,764 142,044
Olectra Greentech, Ltd. 2,123 25,032
*One 97 Communications, Ltd. 27,416 339,021
*Onesource Specialty Pharma,
Ltd. 2,699 35,048
Oracle Financial Services
Software, Ltd. 3,452 291,208
Orient Electric, Ltd. 17,993 35,111
Page Industries, Ltd. 633 227,051
Panama Petrochem, Ltd. 2,588 8,294
ΩParag Milk Foods, Ltd. 3,995 10,994
Patanjali Foods, Ltd. 14,203 77,263
*Patel Engineering, Ltd. 54,059 16,766
*PC Jeweller, Ltd. 340,258 39,320
PCBL CHEMICAL, Ltd. 8,386 24,250
PDS, Ltd. 1,751 6,472
Pearl Global Industries, Ltd. 1,764 29,867
Persistent Systems, Ltd. 14,184 930,566
Petronet LNG, Ltd. 147,997 466,173
Phoenix Mills, Ltd. (The) 11,516 209,156
PI Industries, Ltd. 8,514 295,754
Pidilite Industries, Ltd. 24,955 388,239
Piramal Pharma, Ltd. 30,712 51,643
Pitti Engineering, Ltd. 1,321 11,285
Pokarna, Ltd. 1,786 14,241
Poly Medicure, Ltd. 813 13,442
Polycab India, Ltd. 4,658 355,145
Pondy Oxides & Chemicals,
Ltd. 2,446 31,696
Power Grid Corp. of India, Ltd. 167,623 467,404
Power Mech Projects, Ltd. 1,765 39,802
Praj Industries, Ltd. 19,315 60,924
ΩPrataap Snacks, Ltd. 16 195
Prestige Estates Projects, Ltd. 7,816 124,181
Pricol, Ltd. 12,837 76,628
Privi Speciality Chemicals, Ltd. 843 25,776
Procter & Gamble Health, Ltd. 1,173 67,623
Procter & Gamble Hygiene &
Health Care, Ltd. 81 10,361
*PSP Projects, Ltd. 85 693
Punjab National Bank 8,023 10,919
*Puravankara, Ltd. 4,362 11,101
ΩQuess Corp., Ltd. 12,010 27,161
R Systems International, Ltd. 8,265 34,093
Radico Khaitan, Ltd. 2,836 87,191
Rail Vikas Nigam, Ltd. 33,430 124,798
Railtel Corp. of India, Ltd. 12,299 47,251
Rallis India, Ltd. 8,004 23,902
Ramkrishna Forgings, Ltd. 9,059 50,333
*Ramky Infrastructure, Ltd. 2,178 11,264
Rane Holdings, Ltd. 32 452
*Rategain Travel
Technologies, Ltd., Class A 7,708 51,290

83
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Ratnamani Metals & Tubes,
Ltd. 2,213 $ 53,328
*RattanIndia Enterprises, Ltd. 30,601 12,046
*Raymond Lifestyle, Ltd. 1,481 16,871
*Raymond Realty, Ltd. 2,608 14,360
*Raymond, Ltd. 2,608 10,772
ΩRBL Bank, Ltd. 49,003 159,148
Redington, Ltd. 117,537 346,845
Redtape, Ltd. 38,748 52,098
*Religare Enterprises, Ltd. 12,995 33,640
Rhi Magnesita India, Ltd. 6,048 29,264
Rico Auto Industries, Ltd. 7,436 9,378
RITES, Ltd. 13,025 32,343
Rossari Biotech, Ltd. 1,339 8,216
Route Mobile, Ltd. 930 6,018
Safari Industries India, Ltd. 1,618 35,740
Saksoft, Ltd. 9,266 17,420
Samvardhana Motherson
International, Ltd. 304,381 373,579
Sanghvi Movers, Ltd. 4,852 15,937
Sanofi Consumer Healthcare
India, Ltd. 358 16,528
ΩSansera Engineering, Ltd. 2,071 39,066
Saregama India, Ltd. 7,360 26,980
Sasken Technologies, Ltd. 24 321
Savita Oil Technologies, Ltd. 2,513 9,530
SBI Cards & Payment
Services, Ltd. 25,465 208,606
ΩSBI Life Insurance Co., Ltd. 30,796 669,067
Schaeffler India, Ltd. 2,055 80,918
*Schneider Electric
Infrastructure, Ltd. 3,437 25,886
*SEAMEC, Ltd. 915 12,659
Senco Gold, Ltd. 5,844 19,545
*SEPC, Ltd. 117,188 10,497
ΩSH Kelkar & Co., Ltd. 8,474 13,357
Shaily Engineering Plastics,
Ltd. 2,057 42,794
Shakti Pumps India, Ltd. 8,285 55,967
*Shankara Buildpro, Ltd. 1,418 11,579
Shanthi Gears, Ltd. 24 118
Sharda Cropchem, Ltd. 2,012 22,657
*Sheela Foam, Ltd. 4,240 23,927
Shilpa Medicare, Ltd. 8,528 26,788
Shivalik Bimetal Controls, Ltd. 7,785 35,972
Siemens Energy India, Ltd. 1,883 50,913
Siemens, Ltd. 1,883 63,484
*SIS, Ltd. 2,686 9,826
SJS Enterprises, Ltd. 2,246 40,734
SJVN, Ltd. 67,028 52,828
*SKF India Industrial, Ltd. 2,232 66,020
SKF India, Ltd. 2,232 41,006
Skipper, Ltd. 4,541 17,855
Sobha, Ltd. 3,870 61,011
Somany Ceramics, Ltd. 36 160
Sonata Software, Ltd. 7,211 24,874
South Indian Bank, Ltd. (The) 84,027 34,328
SRF, Ltd. 10,030 307,080
Shares Value
INDIA — (Continued)
*Star Health & Allied Insurance
Co., Ltd. 13,534 $ 69,040
State Bank of India 7,692 90,071
State Bank of India, Class A,
GDR 1,569 185,770
*STL Networks, Ltd. 9,600 2,107
Strides Pharma Science, Ltd. 8,642 82,392
*Stylam Industries, Ltd. 16 385
Styrenix Performance
Materials, Ltd. 496 10,360
Subros, Ltd. 1,121 9,856
Sudarshan Chemical
Industries, Ltd. 1,272 12,482
Sumitomo Chemical India, Ltd. 7,640 34,023
Sun Pharmaceutical Industries,
Ltd. 21,398 371,096
Sun TV Network, Ltd. 11,553 69,798
*Sundrop Brands, Ltd. 28 190
Sunteck Realty, Ltd. 5,656 24,601
Suprajit Engineering, Ltd. 4,426 21,676
Supreme Industries, Ltd. 6,641 253,656
Supreme Petrochem, Ltd. 12,040 74,606
Supriya Lifescience, Ltd. 2,571 18,895
Surya Roshni, Ltd. 8,090 21,710
*Suzlon Energy, Ltd. 908,680 470,899
Swan Corp., Ltd. 7,552 34,617
Swaraj Engines, Ltd. 554 20,854
Symphony, Ltd. 3,131 31,421
ΩSyngene International, Ltd. 15,912 81,897
Tanla Platforms, Ltd. 10,416 57,890
*TARC, Ltd. 1,856 3,088
Tata Communications, Ltd. 13,020 222,290
Tata Consultancy Services,
Ltd. 49,794 1,691,007
Tata Consumer Products, Ltd. 27,857 343,384
Tata Elxsi, Ltd. 3,133 181,313
Tata Motors Passenger
Vehicles, Ltd. 93,411 355,467
*Tata Motors, Ltd. 93,411 465,595
TCI Express, Ltd. 48 283
TD Power Systems, Ltd. 14,618 115,927
Tech Mahindra, Ltd. 41,469 785,809
Techno Electric & Engineering
Co., Ltd. 4,407 46,687
Tega Industries, Ltd. 2,323 42,994
Texmaco Rail & Engineering,
Ltd. 30,629 42,533
Thanga Mayil Jewellery, Ltd. 928 33,499
Thermax, Ltd. 1,147 35,886
*Thirumalai Chemicals, Ltd. 9,233 19,117
Thomas Cook India, Ltd. 16,457 21,928
ΩThyrocare Technologies, Ltd. 4,371 19,957
Tilaknagar Industries, Ltd. 14,245 66,891
Time Technoplast, Ltd. 50,960 99,701
Timken India, Ltd. 3,144 100,540
Tips Music, Ltd. 5,999 35,467
Titagarh Rail System, Ltd. 5,582 49,820
Titan Co., Ltd. 23,384 1,011,089
Torrent Pharmaceuticals, Ltd. 6,616 284,872

84
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Transformers & Rectifiers
India, Ltd. 2,374 $ 6,095
Transport Corp. of India, Ltd. 100 1,157
Trent, Ltd. 6,276 258,272
Triveni Engineering &
Industries, Ltd. 9,466 38,631
Triveni Turbine, Ltd. 16,032 87,569
TTK Prestige, Ltd. 2,624 16,819
Tube Investments of India, Ltd. 6,177 156,803
TVS Holdings, Ltd. 553 90,524
*TVS Motor Co. 74,488 8,098
TVS Motor Co., Ltd. 19,519 780,314
Uflex, Ltd. 3,660 18,346
United Breweries, Ltd. 3,270 52,203
United Spirits, Ltd. 29,037 430,122
UNO Minda, Ltd. 12,111 155,661
UPL, Ltd. 54,047 413,604
Usha Martin, Ltd. 13,784 61,325
*V2 Retail, Ltd. 2,397 52,001
VA Tech Wabag, Ltd. 8,655 101,400
Vadilal Industries, Ltd. 221 10,525
Vaibhav Global, Ltd. 7,121 17,327
*Valor Estate, Ltd. 11,208 12,992
ΩVarroc Engineering, Ltd. 3,938 24,697
Varun Beverages, Ltd. 35,536 182,050
*Vascon Engineers, Ltd. 23,893 10,738
Veedol Corp., Ltd. 262 4,083
Vesuvius India, Ltd. 8,105 43,645
V-Guard Industries, Ltd. 16,089 61,558
Vijaya Diagnostic Centre, Ltd. 6,845 71,339
Vimta Labs, Ltd. 2,897 12,945
Vinati Organics, Ltd. 1,070 17,757
Vindhya Telelinks, Ltd. 373 4,951
Vishnu Chemicals, Ltd. 1,706 9,723
*Vodafone Idea, Ltd. 913,869 110,971
Voltamp Transformers, Ltd. 590 47,299
Voltas, Ltd. 13,083 188,862
VST Tillers Tractors, Ltd. 212 12,730
Welspun Corp., Ltd. 29,846 236,610
Welspun Enterprises, Ltd. 4,744 24,319
Wipro, Ltd. 106,561 274,432
#Wipro, Ltd., Sponsored ADR 20,355 51,295
*Wockhardt, Ltd. 5,927 89,059
Wonderla Holidays, Ltd. 182 989
*Yes Bank, Ltd. 822,846 191,517
Zee Entertainment Enterprises,
Ltd. 143,093 131,259
Zen Technologies, Ltd. 1,546 23,791
Zensar Technologies, Ltd. 12,626 89,245
Zydus Lifesciences, Ltd. 23,020 221,548
Zydus Wellness, Ltd. 8,890 43,325
TOTAL INDIA 71,669,010
INDONESIA — (0.4%)
Adi Sarana Armada TBK PT 154,900 10,982
*Alam Sutera Realty TBK PT 37,600 352
Alamtri Minerals Indonesia
TBK PT 633,300 74,894
Allo Bank Indonesia TBK PT 285,000 25,045
Shares Value
INDONESIA — (Continued)
*Amman Mineral Internasional
PT 87,200 $ 39,483
Arwana Citramulia TBK PT 19,100 592
Aspirasi Hidup Indonesia TBK
PT 599,400 14,284
Astra Otoparts TBK PT 33,800 5,095
Avia Avian TBK PT 1,142,500 29,405
*Bank Aladin Syariah TBK PT 519,100 20,102
*Bank Jago TBK PT 308,100 31,205
*Bank Neo Commerce TBK PT 950,600 22,201
Bank OCBC Nisp TBK PT 339,200 29,100
Bank Tabungan Negara
Persero TBK PT 289,700 21,229
*Barito Pacific TBK PT 623,071 80,181
BISI International TBK PT 4,200 220
Blue Bird TBK PT 1,300 130
*Bumi Resources Minerals
TBK PT 2,695,900 173,463
*Capital Financial Indonesia
TBK PT 308,400 28,387
Chandra Asri Pacific TBK PT 75,600 29,051
Cisarua Mountain Dairy PT
TBK 165,000 50,134
*Darma Henwa TBK PT 334,300 10,755
Dayamitra Telekomunikasi PT 1,307,000 43,216
Erajaya Swasembada TBK PT 1,216,100 28,691
Gajah Tunggal TBK PT 68,400 4,381
Garudafood Putra Putri Jaya
TBK PT 28,000 591
Hexindo Adiperkasa TBK PT,
Class A 1,300 335
*Impack Pratama Industri TBK
PT 532,300 75,476
Indofood CBP Sukses Makmur
TBK PT 85,000 40,259
Indomobil Sukses
Internasional TBK PT 26,800 1,676
*Industri dan Perdagangan
Bintraco Dharma TBK PT 1,245,700 7,421
Industri Jamu Dan Farmasi
Sido Muncul TBK PT 1,130,000 35,344
Jasa Marga Persero TBK PT 187,700 39,810
Kalbe Farma TBK PT 1,435,300 97,910
Kawasan Industri Jababeka
TBK PT 1,875,800 25,480
Map Aktif Adiperkasa PT 612,600 25,548
Mayora Indah TBK PT 463,500 63,788
*MD Entertainment TBK PT 233,420 201,644
Medikaloka Hermina TBK PT 950,800 75,339
*Metro Healthcare Indonesia
TBK PT 1,704,500 53,821
Metrodata Electronics TBK PT 861,200 29,246
Metropolitan Kentjana TBK PT 400 569
Midi Utama Indonesia TBK PT 1,384,300 25,401
Mitra Adiperkasa TBK PT 634,100 44,767
Mitra Keluarga Karyasehat
TBK PT 160,900 22,814
*MNC Digital Entertainment
TBK PT 569,600 12,895

85
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDONESIA — (Continued)
*MNC Tourism Indonesia TBK
PT 3,042,600 $ 33,897
*Panin Financial TBK PT 684,800 10,852
Petrosea TBK PT 131,200 55,106
Puradelta Lestari TBK PT 50,400 420
*Sarana Meditama
Metropolitan TBK PT 8,800 172
Sarana Menara Nusantara
TBK PT 1,802,500 56,378
Selamat Sempurna TBK PT 285,200 29,650
Sumber Alfaria Trijaya TBK PT 704,900 73,283
Sumber Tani Agung
Resources TBK PT 291,000 20,978
Surya Citra Media TBK PT 1,729,300 25,757
Surya Semesta Internusa TBK
PT 416,700 38,976
Tempo Scan Pacific TBK PT 3,400 547
Unilever Indonesia TBK PT 752,000 86,244
*<Waskita Karya Persero TBK
PT, Class A 27,000 61
TOTAL INDONESIA 2,085,033
KOREA, REPUBLIC OF — (16.0%)
*3S Korea Co., Ltd. 644 655
*ABLBio, Inc. 193 26,508
Able C&C Co., Ltd. 739 5,442
*ADTechnology Co., Ltd. 592 15,752
*Advanced Nano Products
Co., Ltd. 531 25,491
*Aekyung Chemical Co., Ltd. 3,235 21,036
Aekyung Industrial Co., Ltd. 1,607 14,034
*Ahnlab, Inc. 444 20,544
Ajin Industrial Co., Ltd. 2,010 4,818
*Alteogen, Inc. 1,076 308,731
Amorepacific Corp. 3,503 337,791
*Anam Electronics Co., Ltd.,
Class F 2,906 2,784
*Ananti, Inc. 8,759 51,176
*Anapass, Inc. 1,708 21,015
*ANIPLUS, Inc. 756 1,583
*Asia Pacific Satellite, Inc. 575 8,069
Asia Paper Manufacturing Co.,
Ltd. 5,957 32,198
Aurora World Corp. 785 8,017
*Avaco Co., Ltd. 438 4,656
Baiksan Co., Ltd. 1,738 15,347
*BH Co., Ltd. 4,046 51,299
*BHI Co., Ltd. 2,532 126,301
*Binex Co., Ltd. 1,144 12,955
Binggrae Co., Ltd. 1,070 55,604
*Bio Plus Co., Ltd. 3,802 14,448
*Biodyne Co., Ltd. 375 3,582
*Bioneer Corp. 1,221 11,486
*BioSmart Co., Ltd. 1,455 4,417
*BNC Korea Co., Ltd. 5,208 17,801
BNK Financial Group, Inc. 24,460 282,257
Boditech Med, Inc. 3,271 29,610
*Boryung 3,142 20,191
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Bosung Power Technology
Co., Ltd. 592 $ 3,229
Bukwang Pharmaceutical Co.,
Ltd. 75 209
Byucksan Corp. 1,457 1,712
*C&G Hi Tech Co., Ltd. 754 9,429
*Cafe24 Corp. 2,878 76,079
Cape Industries, Ltd. 2,046 16,787
Caregen Co., Ltd. 1,850 161,300
Celltrion Pharm, Inc. 1,132 57,489
Celltrion, Inc. 4,711 687,307
*Chabiotech Co., Ltd. 2,462 37,373
Cheil Worldwide, Inc. 14,830 226,149
Chemtronics Co., Ltd. 1,601 39,152
*Chemtros Co., Ltd. 361 1,688
Cheryong Electric Co., Ltd. 1,824 61,902
Chips&Media, Inc. 138 1,799
*Choil Aluminum Co., Ltd. 76 70
*Chong Kun Dang
Pharmaceutical Corp. 857 50,906
*Chongkundang Holdings
Corp. 12 417
*Chunbo Co., Ltd. 425 17,361
*CJ CGV Co., Ltd. 8,379 35,218
CJ Corp. 2,260 341,496
*CJ ENM Co., Ltd. 2,076 107,882
CJ Freshway Corp. 982 19,068
CJ Logistics Corp. 1,518 109,468
*Classys, Inc. 2,705 139,629
*CLIO Cosmetics Co., Ltd. 85 783
*CMG Pharmaceutical Co.,
Ltd. 2,022 2,838
*Com2uS Holdings Corp.,
Class F 299 4,695
*ContentreeJoongAng Corp. 34 168
*Coreana Cosmetics Co., Ltd. 36 55
*Cosmax, Inc. 1,904 267,862
*Cosmecca Korea Co., Ltd. 932 62,418
*CosmoAM&T Co., Ltd. 928 32,880
*Coway Co., Ltd. 11,443 663,017
*Cowintech Co., Ltd. 465 6,018
*Creative & Innovative System 10,275 94,441
*Creverse, Inc. 32 278
*CrystalGenomics Invites Co.,
Ltd. 1,896 1,639
*CS Bearing Co., Ltd. 12 50
*CS Wind Corp. 3,767 106,384
*CTC BIO, Inc. 482 1,430
*Cuckoo Homesys Co., Ltd. 751 12,287
*Curexo, Inc. 195 2,686
*D.I Corp. 360 8,616
*<DA Technology Co., Ltd.,
Class A 300 8
Dae Hwa Pharmaceutical Co.,
Ltd. 189 2,168
Dae Won Kang Up Co., Ltd. 1,594 4,618
*Daea TI Co., Ltd. 1,051 3,089
*Daedong Corp. 3,982 27,249
*Dae-Il Corp. 4,230 32,943

86
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Daejoo Electronic Materials
Co., Ltd. 513 $ 27,015
Daesang Corp. 1,257 18,907
Daesang Holdings Co., Ltd. 2,134 14,351
*Daewon Cable Co., Ltd. 9,891 25,597
*Daewon Pharmaceutical Co.,
Ltd. 1,675 13,464
*Daewoo Engineering &
Construction Co., Ltd. 24,745 85,440
*Daewoong Co., Ltd. 2,680 44,685
*Daewoong Pharmaceutical
Co., Ltd. 830 97,393
Daishin Securities Co., Ltd. 5,493 119,446
*Danal Co., Ltd. 5,496 35,243
Daol Investment & Securities
Co., Ltd. 3,033 8,597
DB Insurance Co., Ltd. 7,184 711,712
DB Securities Co., Ltd. 2,372 22,313
Dear U Co., Ltd. 860 22,495
*Dentium Co., Ltd. 1,679 56,107
*Devsisters Co., Ltd. 736 19,660
*Digital Daesung Co., Ltd. 1,968 11,075
*DIO Corp. 1,491 16,429
*DIT Corp. 856 13,024
*<DKME 17,934 4,672
*DL Holdings Co., Ltd. 549 15,828
<DMS Co., Ltd. 92 152
DN Automotive Corp. 2,775 48,486
*DNF Co., Ltd. 251 3,406
*Dohwa Engineering Co., Ltd. 764 3,243
Dong-A Socio Holdings Co.,
Ltd. 126 9,515
Dong-A ST Co., Ltd. 984 37,462
Dongbang Transport Logistics
Co., Ltd. 2,166 3,980
Dongjin Semichem Co., Ltd. 8,392 326,492
Dongkoo Bio & Pharma Co.,
Ltd. 2,711 10,001
*DongKook Pharmaceutical
Co., Ltd. 2,121 27,688
Dongkuk Steel Mill Co., Ltd. 4,642 28,412
Dongsuh Cos., Inc. 2,442 44,110
Dongsung Chemical Co., Ltd. 190 579
*Dongsung Finetec Co., Ltd. 3,430 67,556
*Dongwha Pharm Co., Ltd. 1,288 5,432
Dongwon Industries Co., Ltd. 838 24,190
*Dongwoon Anatech Co., Ltd. 3,157 66,456
*Doosan Bobcat, Inc. 7,131 291,304
Doosan Co., Ltd. 932 551,016
*Doosan Enerbility Co., Ltd. 20,332 1,279,755
*Doosan Fuel Cell Co., Ltd. 1,263 29,789
Doosan Tesna, Inc. 2,260 106,453
Douzone Bizon Co., Ltd. 2,027 137,161
*Dream Security Co., Ltd. 7,368 8,753
*Dreamtech Co., Ltd. 3,434 18,871
*DRTECH Corp. 235 329
*DSK Co., Ltd. 24 133
*Duk San Neolux Co., Ltd. 489 13,266
*Duksan Hi-Metal Co., Ltd. 3,203 19,782
Shares Value
KOREA, REPUBLIC OF — (Continued)
DY POWER Corp. 892 $ 8,124
*Eco&Dream Co., Ltd. 1,253 19,891
*Ecopro BM Co., Ltd. 1,219 196,476
Ecopro Co., Ltd. 5,227 590,098
E-MART, Inc. 2,507 158,494
*EMKOREA Co., Ltd. 64 110
*Enchem Co., Ltd. 31 2,070
*ENF Technology Co., Ltd. 4,079 166,912
*EO Technics Co., Ltd. 321 83,852
*Eubiologics Co., Ltd. 3,478 30,252
Eugene Investment &
Securities Co., Ltd. 11,512 34,270
Eugene Technology Co., Ltd. 1,993 153,691
*EV Advanced Material Co.,
Ltd. 4,169 5,770
*E-World 629 697
*Exem Co., Ltd. 846 1,322
Exicon Co., Ltd. 1,239 21,089
*F&F Co., Ltd. 3,111 157,992
*FIBERPRO, Inc. 260 3,036
*Fine Semitech Corp. 194 6,335
*Firstec Co., Ltd. 399 1,229
*FLITTO, Inc. 398 4,515
*Gabia, Inc. 1,086 25,275
*Galaxia Moneytree Co., Ltd. 2,148 16,535
*GAMSUNG Corp. Co., Ltd. 13,421 64,616
*Gaon Cable Co., Ltd. 866 52,704
*GC Cell Corp. 1,854 34,519
*GeneOne Life Science, Inc. 3,448 4,597
*Giantstep, Inc. 121 351
*Global Standard Technology
Co., Ltd. 2,513 50,979
*Global Tax Free Co., Ltd. 247 802
*GnCenergy Co., Ltd. 799 20,316
*GOLFZON Co., Ltd. 357 15,055
Grand Korea Leisure Co., Ltd. 4,983 44,485
*Green Cross Corp. 541 61,978
*Green Cross Holdings Corp. 3,847 41,747
GS Engineering &
Construction Corp. 11,999 156,469
GS P&L Co., Ltd. 909 32,333
*HAESUNG DS Co., Ltd. 1,884 84,423
*Han Kuk Carbon Co., Ltd. 4,138 97,312
Hana Financial Group, Inc. 24,021 1,670,489
*Hana Materials, Inc. 710 32,999
Hana Micron, Inc. 8,246 216,261
*Hana Pharm Co., Ltd., Class
A 24 172
*Hana Technology Co., Ltd. 66 1,460
Hana Tour Service, Inc. 1,511 48,603
*Hanall Biopharma Co., Ltd. 855 30,591
Hancom, Inc. 1,065 19,163
Handok, Inc. 36 284
Handsome Co., Ltd. 1,916 24,745
*Hanjin Kal Corp. 575 45,100
*Hanjin Logistics Corp. 573 7,906
*Hankook Cosmetics
Manufacturing Co., Ltd. 204 7,037
Hankook Shell Oil Co., Ltd. 83 25,083

87
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hankook Tire & Technology
Co., Ltd. 5,971 $ 263,414
*Hanmi Pharm Co., Ltd. 599 201,414
*Hanmi Science Co., Ltd. 2,133 62,979
Hanmi Semiconductor Co.,
Ltd. 4,162 610,103
*HanmiGlobal Co., Ltd. 774 10,104
*Hannong Chemicals, Inc. 332 5,985
*Hanon Systems 29,106 66,224
Hansae Co., Ltd. 654 6,352
*Hanshin Machinery Co. 660 1,875
Hansol Chemical Co., Ltd. 1,048 205,683
*Hansol IONES Co., Ltd. 321 3,151
Hansol Paper Co., Ltd. 518 3,027
Hansol Technics Co., Ltd. 1,830 7,603
*Hanssem Co., Ltd. 581 18,810
*Hanwha Engine 4,635 175,173
*Hanwha General Insurance
Co., Ltd. 10,416 43,997
*Hanwha Investment &
Securities Co., Ltd. 18,225 81,414
*Hanwha Life Insurance Co.,
Ltd. 27,719 67,112
*Hanwha Ocean Co., Ltd. 3,288 316,374
*Hanwha Solutions Corp. 8,858 170,157
*Hanwha Systems Co., Ltd. 7,543 493,644
*Hanwha Vision Co., Ltd. 3,614 155,165
*Hanyang Digitech Co., Ltd. 1,101 20,499
*Hanyang Securities Co., Ltd. 577 8,198
HB SOLUTION Co., Ltd. 767 1,220
HD Hyundai Co., Ltd. 4,626 752,038
HD Hyundai Construction
Equipment Co., Ltd. 4,797 360,592
HD Hyundai Electric Co., Ltd. 1,682 1,038,834
*HD Hyundai Energy Solutions
Co., Ltd. 923 34,050
HD Hyundai Heavy Industries
Co., Ltd. 1,157 462,189
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 1,519 436,367
HDC Holdings Co., Ltd. 4,631 61,161
HDC Hyundai Development
Co-Engineering & Construction 4,912 70,298
*HD-Hyundai Marine Engine 588 36,153
*HFR, Inc. 248 2,379
*Hite Jinro Co., Ltd. 4,785 58,508
*HJ Shipbuilding &
Construction Co., Ltd. 128 2,241
*HK inno N Corp. 1,863 72,868
*HL Holdings Corp. 844 26,679
HL Mando Co., Ltd. 4,978 220,645
*Hlb Pharma Ceutical Co., Ltd. 1,093 12,605
*HLB, Inc. 4,483 172,854
*Hotel Shilla Co., Ltd. 2,414 77,481
*HPSP Co., Ltd. 4,605 148,765
*HS Hyosung Advanced
Materials Corp. 237 39,022
*HS Industries Co., Ltd. 3,171 7,336
*Hugel, Inc. 666 127,935
Shares Value
KOREA, REPUBLIC OF — (Continued)
Humedix Co., Ltd. 1,780 $ 54,102
Huons Co., Ltd. 692 13,221
*Hwa Shin Co., Ltd. 4,201 27,114
*Hwaseung Enterprise Co.,
Ltd. 57 200
*HYBE Co., Ltd. 1,281 332,843
*Hyosung Corp. 1,008 107,005
*Hyosung Heavy Industries
Corp. 529 956,640
*Hyosung TNC Corp. 479 125,624
Hyundai Autoever Corp. 1,125 360,697
*Hyundai Bioland Co., Ltd. 40 121
Hyundai Department Store
Co., Ltd. 1,184 77,074
Hyundai Elevator Co., Ltd. 3,755 246,264
HYUNDAI EVERDIGM Corp. 1,174 6,664
Hyundai Glovis Co., Ltd. 2,679 450,409
Hyundai Green Food 2,988 31,698
Hyundai Livart Furniture Co.,
Ltd. 1,596 7,285
*Hyundai Marine & Fire
Insurance Co., Ltd. 8,769 171,493
Hyundai Motor Co. 6,675 2,318,674
Hyundai Motor Securities Co.,
Ltd. 2,500 16,535
*Hyundai Movex Co., Ltd. 424 9,308
Hyundai Rotem Co., Ltd. 11,693 1,872,472
Hyundai Wia Corp. 1,504 89,546
HyVision System, Inc. 1,960 23,829
*i3system, Inc. 621 56,086
iFamilySC Co., Ltd. 623 6,510
*Il Dong Pharmaceutical Co.,
Ltd. 312 8,248
Iljin Electric Co., Ltd. 2,232 103,893
*Iljin Holdings Co., Ltd. 96 520
*Iljin Power Co., Ltd. 710 7,606
<Ilyang Pharmaceutical Co.,
Ltd. 32 218
iM Financial Group Co., Ltd. 21,445 230,928
iMarketKorea, Inc. 1,741 9,434
InBody Co., Ltd. 1,657 37,586
*Incar Financial Service Co.,
Ltd. 3,020 33,234
Industrial Bank of Korea 17,998 276,960
Innocean Worldwide, Inc. 4,416 58,322
InnoWireless Co., Ltd. 17 350
*Innox Advanced Materials
Co., Ltd. 2,364 53,705
*Insung Information Co., Ltd. 510 611
*Intellian Technologies, Inc. 550 40,159
*Interflex Co., Ltd. 1,465 12,671
*iNtRON Biotechnology, Inc. 341 937
*IS Dongseo Co., Ltd. 3,641 59,444
ISC Co., Ltd. 1,264 132,336
*i-SENS, Inc. 551 6,278
IsuPetasys Co., Ltd. 5,511 449,870
*Itcenglobal Co., Ltd. 1,117 41,750
*ITM Semiconductor Co., Ltd. 12 93
*Jahwa Electronics Co., Ltd. 2,616 54,523

88
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
JB Financial Group Co., Ltd. 10,210 $ 178,395
*Jeil Pharmaceutical Co., Ltd. 8 81
*Jeju Semiconductor Corp. 1,565 47,078
*Jinsung T.E.C. 1,703 16,966
*JNTC Co., Ltd. 1,515 25,629
JS Corp. 1,179 9,837
*Jusung Engineering Co., Ltd. 3,724 106,980
*JVM Co., Ltd. 1,355 23,864
*JW Holdings Corp. 4,498 12,437
*JW Life Science Corp. 1,294 11,606
*JW Pharmaceutical Corp. 2,136 46,151
*JYP Entertainment Corp. 4,951 253,844
K Car Co., Ltd. 1,540 16,476
Kakao Corp. 6,975 297,530
*Kakao Games Corp. 9,576 118,153
KakaoBank Corp. 10,441 166,110
*Kakaopay Corp. 1,218 53,648
KB Financial Group, Inc. 11,733 1,102,058
KB Financial Group, Inc.,
Sponsored ADR 5,075 476,898
KC Tech Co., Ltd. 324 10,636
*KCTC 4,395 20,580
*KEPCO Engineering &
Construction Co., Inc. 821 74,948
*KEPCO Plant Service &
Engineering Co., Ltd. 4,856 188,923
*KG Chemical Corp. 6,671 27,437
*KG Eco Solution Co., Ltd. 2,813 12,918
*KG Mobility Co. 3,904 10,537
KGMobilians Co., Ltd. 286 1,073
KH Vatec Co., Ltd. 347 4,609
*KINX, Inc. 568 52,562
*KISWIRE, Ltd. 1,554 23,374
KIWOOM Securities Co., Ltd. 2,266 698,187
*KNJ Co., Ltd. 1,143 22,234
Koh Young Technology, Inc. 2,508 58,631
*Kolmar BNH Co., Ltd. 298 3,091
*Kolmar Korea Co., Ltd. 2,208 107,225
*Kolon Corp. 1,242 52,117
*Kolon Enp, Inc. 764 5,361
Kolon Industries, Inc. 2,387 91,208
*Kolon Life Science, Inc. 55 2,476
*KoMiCo, Ltd. 862 75,876
*Korea Circuit Co., Ltd. 3,312 162,678
Korea Electric Terminal Co.,
Ltd. 926 48,121
*Korea Electronic Power
Industrial Development Co.,
Ltd. 1,335 12,716
Korea Fuel-Tech Corp. 3,995 21,760
*Korea Gas Corp. 4,252 118,603
*Korea Information &
Communications Co., Ltd. 1,701 9,548
*Korea Information Certificate
Authority, Inc. 448 2,092
Korea Investment Holdings
Co., Ltd. 8,075 1,208,950
Korea Movenex Co., Ltd. 1,232 4,956
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Korea Petrochemical Ind Co.,
Ltd. 297 $ 32,250
*Korea Petroleum Industries
Co. 636 7,047
*Korea United Pharm, Inc. 1,035 13,719
Korea Zinc Co., Ltd. 262 342,926
Korean Reinsurance Co. 21,253 173,786
*Krafton, Inc. 4,615 814,374
*KT Skylife Co., Ltd. 3,428 11,610
*KTCS Corp. 6,691 12,714
*Kumho Petrochemical Co.,
Ltd. 731 73,181
*Kumho Tire Co., Inc. 5,820 24,341
*Kumkang Kind Co., Ltd. 2,017 8,646
Kwang Dong Pharmaceutical
Co., Ltd. 4,798 20,100
*Kyeryong Construction
Industrial Co., Ltd. 24 360
Kyobo Securities Co., Ltd. 2,942 24,343
*Kyung Dong Navien Co., Ltd. 1,209 48,548
Kyung-In Synthetic Corp. 2,055 7,024
L&C Bio Co., Ltd. 15 961
*L&F Co., Ltd. 121 10,617
*LabGenomics Co., Ltd. 12,305 15,037
Lake Materials Co., Ltd. 5,887 109,405
*LB Semicon, Inc. 6,329 20,644
*Lee Ku Industrial Co., Ltd. 2,661 10,963
*LEENO Industrial, Inc. 5,768 424,365
LG Chem, Ltd. 2,964 639,379
LG Electronics, Inc. 14,404 991,688
*LG Energy Solution, Ltd. 716 197,977
LG H&H Co., Ltd. 1,211 220,847
*LG HelloVision Co., Ltd. 1,930 3,104
LG Innotek Co., Ltd. 1,941 330,377
*LigaChem Biosciences, Inc. 1,114 157,109
*LOT Vacuum Co., Ltd. 1,699 16,289
Lotte Chemical Corp. 1,422 82,392
Lotte Chilsung Beverage Co.,
Ltd. 654 60,657
*Lotte Energy Materials Corp. 1,840 49,662
Lotte Innovate Co., Ltd. 250 3,682
*Lotte Non-Life Insurance Co.,
Ltd. 2,133 2,461
Lotte Rental Co., Ltd. 3,908 83,758
Lotte Shopping Co., Ltd. 1,189 69,387
*Lotte Tour Development Co.,
Ltd. 1,818 31,765
Lotte Wellfood Co., Ltd. 166 13,412
LS Corp. 2,909 462,805
*LS Eco Energy, Ltd. 1,307 37,456
*LS Electric Co., Ltd. 1,982 779,361
*LVMC Holdings 3,430 3,546
LX Hausys, Ltd. 279 5,621
LX Semicon Co., Ltd. 1,829 69,506
*M.I.Tech Co., Ltd. 140 728
Macquarie Korea Infrastructure
Fund 42,248 328,439
*Macrogen, Inc. 206 2,794
*Maeil Dairies Co., Ltd. 16 392

89
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Manyo Co., Ltd. 728 $ 7,278
Mcnex Co., Ltd. 2,186 46,244
Medytox, Inc. 206 19,220
*MegaStudyEdu Co., Ltd. 745 24,119
Meritz Financial Group, Inc. 8,799 712,772
*META BIOMED Co., Ltd. 2,170 7,372
*MiCo, Ltd. 4,255 52,412
*Mirae Asset Life Insurance
Co., Ltd. 7,828 51,229
Mirae Asset Securities Co.,
Ltd. 25,430 755,268
Misto Holdings Corp. 6,105 199,131
Miwon Commercial Co., Ltd. 269 25,977
Miwon Specialty Chemical
Co., Ltd. 126 11,809
*Modetour Network, Inc. 89 699
*MONAYONGPYONG 2,061 4,539
*Motrex Co., Ltd. 666 4,479
*mPlus Corp. 398 3,456
*Myoung Shin Industrial Co.,
Ltd. 2,258 14,369
*Namhae Chemical Corp. 1,829 8,717
*Namuga Co., Ltd. 836 14,491
*Namyang Dairy Products Co.,
Ltd. 200 6,649
*Nature & Environment Co.,
Ltd. 128 53
Nature Holdings Co., Ltd.
(The) 252 1,404
NAVER Corp. 3,049 582,517
*Neosem, Inc. 915 9,948
*Nepes Ark Corp. 1,409 18,148
Ω*Netmarble Corp. 4,184 153,477
*New Power Plasma Co., Ltd. 92 392
Newflex Technology Co., Ltd. 2,955 13,755
*Nexen Corp. 52 216
*Nexon Games Co., Ltd. 1,644 15,122
NEXTIN, Inc. 1,743 119,276
NH Investment & Securities
Co., Ltd. 16,315 306,600
NHN KCP Corp. 3,202 50,719
*NICE Holdings Co., Ltd. 4,299 41,604
NICE Information &
Telecommunication, Inc. 24 406
NICE Information Service Co.,
Ltd. 8,129 97,871
*Nong Shim Holdings Co., Ltd. 343 21,089
*NongShim Co., Ltd. 374 105,881
*NOVAREX Co., Ltd. 423 4,132
*OCI Co., Ltd. 393 19,276
OCI Holdings Co., Ltd. 1,032 82,738
*Okins Electronics Co., Ltd. 1,174 10,513
*Oriental Precision &
Engineering Co., Ltd. 2,183 12,694
Orion Corp. 3,994 326,035
Otoki Corp. 224 60,069
*Paradise Co., Ltd. 456 5,620
*Park Systems Corp. 518 109,221
*Partron Co., Ltd. 6,981 34,823
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Pearl Abyss Corp. 2,028 $ 80,590
People & Technology, Inc. 2,736 100,552
*Peptron, Inc. 736 156,210
PharmaResearch Co., Ltd. 553 181,913
*Pharmicell Co., Ltd. 4,980 48,748
Philenergy Co., Ltd. 39 463
*Philoptics Co., Ltd. 579 22,204
*PI Advanced Materials Co.,
Ltd. 2,210 24,904
*PKC Co., Ltd. 653 2,767
Posco DX Co., Ltd. 6,045 162,317
Posco M-Tech Co., Ltd. 707 9,774
*Protec Co., Ltd. 379 13,428
*PSK Holdings, Inc. 992 54,376
*PSK, Inc. 3,682 157,318
Pulmuone Co., Ltd. 1,746 15,890
*Rainbow Robotics 377 190,674
*Reyon Pharmaceutical Co.,
Ltd. 16 126
*Robostar Co., Ltd. 152 9,388
*Robotis Co., Ltd. 40 9,407
*Rsupport Co., Ltd. 52 87
S&S Tech Corp. 1,742 110,131
S-1 Corp. 3,451 190,843
*Sam Chun Dang Pharm Co.,
Ltd. 397 132,526
Sam-A Aluminum Co., Ltd. 24 570
Samchully Co., Ltd. 127 12,670
SAMHWA Paints Industrial
Co., Ltd. 2,019 9,763
*Samil Pharmaceutical Co.,
Ltd. 538 3,749
*Samji Electronics Co., Ltd. 2,273 36,004
*Samjin Pharmaceutical Co.,
Ltd. 923 12,369
*Samkee Energy Solutions
Co., Ltd. 24 30
Ω*Samsung Biologics Co., Ltd. 391 474,013
Samsung E&A Co., Ltd. 29,113 622,954
Samsung Electronics Co., Ltd. 69,246 7,721,261
Samsung Electronics Co., Ltd.,
GDR 3,653 10,060,362
*Samsung Episholdings Co.,
Ltd. 203 85,465
Samsung Fire & Marine
Insurance Co., Ltd. 3,878 1,349,783
*Samsung Heavy Industries
Co., Ltd. 24,736 506,096
Samsung Life Insurance Co.,
Ltd. 3,648 477,226
*Samsung Pharmaceutical
Co., Ltd. 3,277 4,123
Samsung SDS Co., Ltd. 3,454 415,373
Samsung Securities Co., Ltd. 11,428 719,311
*SAMT Co., Ltd. 8,726 27,886
*Samwha Capacitor Co., Ltd. 1,070 23,490
*Samwha Electric Co., Ltd. 81 3,067
*Samyoung Co., Ltd. 3,303 13,975

90
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Sangsin Energy Display
Precision Co., Ltd. 689 $ 7,285
Sanil Electric Co., Ltd. 832 85,258
*Satrec Initiative Co., Ltd. 70 9,556
*SD Biosensor, Inc. 4,366 27,360
SeAH Besteel Holdings Corp. 975 49,312
SeAH Steel Corp. 226 18,982
SeAH Steel Holdings Corp. 288 27,211
Seegene, Inc. 2,693 53,508
Sejin Heavy Industries Co.,
Ltd. 1,619 21,798
*Seobu T&D 5,696 69,607
*Seohan Co., Ltd. 17,145 10,613
*Seojin System Co., Ltd. 1,401 37,132
*Seoul Auction Co., Ltd. 203 1,090
*Seoul Semiconductor Co.,
Ltd. 4,232 22,845
*Seoyon Co., Ltd. 1,325 9,813
*Seoyon E-Hwa Co., Ltd. 2,136 22,363
*<Sewon E&C Co., Ltd., Class
A 2,798 177
SFA Engineering Corp. 1,803 42,338
*SFA Semicon Co., Ltd. 8,857 48,242
*SGC Energy Co., Ltd. 256 3,877
*Shin Heung Energy &
Electronics Co., Ltd. 835 3,782
*Shin Poong Pharmaceutical
Co., Ltd. 47 425
Shinhan Financial Group Co.,
Ltd. 19,370 1,134,425
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 2,715 158,366
*Shinil Electronics Co., Ltd. 1,296 1,198
Shinsegae International, Inc. 3,978 33,689
Shinsegae, Inc. 933 207,096
*Shinsung Delta Tech Co., Ltd. 1,373 76,023
*Shinsung E&G Co., Ltd. 6,544 8,092
*Shinsung ST. Co., Ltd. 52 1,422
*Shinwon Corp. 15,222 14,890
SHOWBOX Corp. 9,904 17,752
*Silicon2 Co., Ltd. 5,824 214,445
SIMMTECH Co., Ltd. 232 9,751
*SK Biopharmaceuticals Co.,
Ltd. 5,351 438,667
*SK Bioscience Co., Ltd. 1,561 54,983
SK Discovery Co., Ltd. 1,406 56,557
*SK Eternix Co., Ltd. 495 6,981
SK Gas, Ltd. 473 76,566
SK hynix, Inc. 12,567 7,936,226
Ω*SK IE Technology Co., Ltd. 1,030 19,571
*SK oceanplant Co., Ltd. 1,454 18,991
SK Securities Co., Ltd. 37,036 24,392
SK Telecom Co., Ltd. 415 20,903
#SK Telecom Co., Ltd., ADR 6,899 194,483
*SKC Co., Ltd. 636 51,741
*SL Corp. 2,959 113,681
*SM Entertainment Co., Ltd. 1,806 145,544
*SMEC Co., Ltd. 5,128 23,121
*S-Oil Corp. 4,195 308,636
Shares Value
KOREA, REPUBLIC OF — (Continued)
Solid, Inc. 9,472 $ 55,934
*SOLUM Co., Ltd. 8,268 90,756
*SOOP Co., Ltd. 1,575 80,862
Soulbrain Co., Ltd. 697 236,546
Soulbrain Holdings Co., Ltd. 539 22,056
*SPC Samlip Co., Ltd. 90 3,158
*SPG Co., Ltd. 311 33,209
*ST Pharm Co., Ltd. 281 31,157
*Straffic Co., Ltd. 36 91
*Studio Dragon Corp. 1,812 62,062
*STX Engine Co., Ltd. 1,261 29,698
*Suheung Co., Ltd. 8 120
*Sung Kwang Bend Co., Ltd. 2,385 54,099
*Sungwoo Hitech Co., Ltd. 7,939 43,958
*Sunic System, Ltd. 600 25,594
SY Co., Ltd. 997 1,905
*Synergy Innovation Co., Ltd. 326 539
*Systems Technology, Inc. 1,152 30,373
T&L Co., Ltd. 819 31,294
*Taewoong Co., Ltd. 2,036 43,354
*Taihan Cable & Solution Co.,
Ltd. 3,517 71,835
*TechWing, Inc. 4,977 172,885
*Telechips, Inc. 1,759 19,125
TES Co., Ltd. 1,399 70,174
*TK Chemical Corp. 8,356 10,420
*TK Corp. 2,640 52,272
*TKG Huchems Co., Ltd. 892 12,394
*TLB Co., Ltd. 670 27,789
Tokai Carbon Korea Co., Ltd. 834 137,899
*Tongyang Life Insurance Co.,
Ltd. 4,755 22,761
Tonymoly Co., Ltd. 1,172 7,238
Toptec Co., Ltd. 438 1,474
Tovis Co., Ltd. 1,853 20,083
*TSE Co., Ltd. 106 5,766
*Tuksu Construction Co., Ltd. 276 1,267
TYM Corp. 7,979 39,136
*UBCare Co., Ltd. 44 122
*Uni-Chem Co., Ltd. 1,414 1,159
*Unid Co., Ltd. 451 25,035
*Union Semiconductor
Equipment & Materials Co.,
Ltd. 3,443 27,484
*Uniquest Corp. 523 2,351
*Unison Co., Ltd. 2,800 1,943
*Unitrontech Co., Ltd. 2,354 11,137
*Value Added Technology Co.,
Ltd. 911 13,069
*VICTEK Co., Ltd. 274 754
*<Vidente Co., Ltd. 34,567 14,961
*Vieworks Co., Ltd. 625 12,266
*Vitzro Tech Co., Ltd. 1,948 14,616
*Vitzrocell Co., Ltd. 4,347 63,420
*VM, Inc. 320 6,681
*VT Co., Ltd. 4,073 58,291
*Webcash Corp. 32 226
*Wemade Co., Ltd. 1,090 24,724
*Won Ik Corp. 1,945 18,931

91
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Won Tech Co., Ltd. 9,719 $ 69,007
*WONIK IPS Co., Ltd. 1,403 111,507
*Wonik Materials Co., Ltd. 1,251 34,895
*Wonik QnC Corp. 2,871 56,846
Woojin, Inc. 922 16,750
Woori Financial Group, Inc. 56,893 1,195,646
Woori Financial Group, Inc.,
ADR 4,973 308,724
*Woori Technology, Inc. 2,783 17,459
*Woosu AMS Co., Ltd., Class
A 270 592
*Worldex Industry & Trading
Co., Ltd. 3,416 61,466
Xexymix Corp. 2,729 9,973
*Y G-1 Co., Ltd. 382 2,381
*YC Corp. 344 4,715
*Yest Co., Ltd. 546 8,231
*YG Entertainment, Inc. 1,673 86,823
*YMT Co., Ltd. 638 4,982
*Youlchon Chemical Co., Ltd. 186 3,508
Youngone Holdings Co., Ltd. 597 85,855
Yuanta Securities Korea Co.,
Ltd. 6,005 19,274
*Yuhan Corp. 2,234 167,620
*Zeus Co., Ltd. 2,274 31,138
TOTAL KOREA, REPUBLIC
OF 87,888,282
KUWAIT — (0.6%)
Al Ahli Bank of Kuwait KSCP 96,375 92,638
Al Arabiya Real Estate Co.
KSC 30,746 20,037
<Al-Eid Food KSC 14,189 7,490
Ali Alghanim Sons Automotive
Co. KSCC 16,298 58,840
*<Arabi Group Holding KSC 15,895 3,729
Boubyan Bank KSCP 26,191 57,861
Burgan Bank SAK 99,268 64,367
Combined Group Contracting
Co. SAK 7,914 25,529
Gulf Bank KSCP 233,003 261,929
Gulf Cables & Electrical
Industries Group Co. KSCP 10,600 69,423
Heavy Engineering & Ship
Building Co. KSCP 18,325 46,992
Humansoft Holding Co. KSC 10,914 94,097
*IFA Hotels & Resorts-KPSC 1,993 5,572
Integrated Holding Co. KCSC 31,640 44,022
JTC Logistics Transportation &
Stevedoring Co. KSCP 11,242 15,824
Kuwait Finance House KSCP 473,466 1,246,532
Kuwait International Bank
KSCP 114,845 101,785
*Kuwait Real Estate Co. KSC 77,774 88,696
Kuwait Telecommunications
Co. 30,534 65,565
Mezzan Holding Co. KSCC 12,639 41,883
National Bank of Kuwait SAKP 223,297 691,937
Salhia Real Estate Co. KSCP 45,016 57,205
*United Real Estate Co. SAKP 14,698 13,362
Shares Value
KUWAIT — (Continued)
*Warba Bank KSCP 325,201 $ 299,876
TOTAL KUWAIT 3,475,191
MALAYSIA — (0.9%)
Aeon Co. M BHD 36,600 11,513
Ajinomoto Malaysia BHD 100 346
Allianz Malaysia BHD 3,500 20,421
AMMB Holdings BHD 112,700 184,403
#Ancom Nylex BHD 124,710 29,422
*Astro Malaysia Holdings BHD 4,200 101
Bank Islam Malaysia BHD 42,200 26,442
#*Berjaya Corp. BHD 287,812 19,713
Bermaz Auto BHD 77,400 16,297
#Carlsberg Brewery Malaysia
BHD 13,600 60,582
*Chin Hin Group BHD 69,500 40,727
CIMB Group Holdings BHD 177,200 385,686
#CTOS Digital BHD 215,500 49,201
#*D&O Green Technologies
BHD 128,800 20,258
Dayang Enterprise Holdings
BHD 115,000 52,220
#Dialog Group BHD 257,800 107,253
DRB-Hicom BHD 1,800 493
DXN Holdings BHD 82,700 10,595
#*Eastern & Oriental BHD 91,700 17,098
#Eco World Development
Group BHD 87,900 49,725
#EG Industries BHD 38,400 11,008
#*Ekovest BHD 158,000 10,421
Fraser & Neave Holdings BHD 11,200 101,601
#Frontken Corp. BHD 112,000 109,102
Gamuda BHD 253,003 283,682
Gas Malaysia BHD 31,300 36,604
Genting Malaysia BHD 145,600 73,132
#*Greatech Technology BHD 86,400 38,575
#Guan Chong BHD 62,066 10,864
Heineken Malaysia BHD 15,800 95,954
#Hextar Global BHD 11,700 2,493
IHH Healthcare BHD 47,300 107,511
#IJM Corp. BHD 141,900 96,472
#IOI Properties Group BHD 66,500 53,814
ITMAX SYSTEM BHD 32,400 41,836
#Kelington Group BHD 71,100 95,233
Kerjaya Prospek Group BHD 23,000 15,812
#KPJ Healthcare BHD 81,900 57,550
KSL Holdings BHD 27,540 21,378
LBS Bina Group BHD 2,100 216
#LPI Capital BHD 32,600 125,041
#Magnum BHD 122,800 41,120
Mah Sing Group BHD 149,300 43,555
Malayan Banking BHD 125,300 375,074
Malaysian Resources Corp.
BHD 243,500 21,620
#Matrix Concepts Holdings
BHD 91,800 33,301
Mi Technovation BHD 800 637
MNRB Holdings BHD 38,900 25,558
Ω#MR DIY Group M BHD 148,900 69,124

92
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
MALAYSIA — (Continued)
Nationgate Holdings BHD 50,500 $ 12,747
*NEXG BHD 57,200 4,280
Padini Holdings BHD 50,700 25,080
Pecca Group BHD 20,000 8,524
#Perak Transit BHD 1,350 91
Petron Malaysia Refining &
Marketing BHD 300 314
#Petronas Chemicals Group
BHD 35,600 29,170
#Petronas Dagangan BHD 20,500 110,249
Public Bank BHD 26,700 32,986
RHB Bank BHD 90,391 193,760
#Sam Engineering &
Equipment M BHD 12,150 10,787
Scientex BHD 89,800 87,932
Sime Darby BHD 390,300 213,863
#Sime Darby Property BHD 245,700 93,493
SP Setia BHD Group 206,200 51,524
#Sports Toto BHD 144,888 47,781
Sunway BHD 68,500 100,091
Sunway Construction Group
BHD 48,500 72,836
#Syarikat Takaful Malaysia
Keluarga BHD 42,100 37,059
Telekom Malaysia BHD 29,300 58,719
TIME dotCom BHD 58,200 88,142
*Tropicana Corp. BHD 96,400 28,857
#Uchi Technologies BHD 27,500 21,277
#UEM Sunrise BHD 102,500 17,031
Velesto Energy BHD 464,400 35,932
ViTrox Corp. BHD 19,100 21,077
#VS Industry BHD 337,978 36,010
Wasco BHD 45,800 10,689
*WCT Holdings BHD 4,800 718
#Wellcall Holdings BHD 1,600 536
Westports Holdings BHD 46,850 72,616
Yinson Holdings BHD 164,131 98,262
#YTL Corp. BHD 143,039 75,475
YTL Power International BHD 40,079 32,840
Zetrix Ai BHD 1,067,395 217,974
TOTAL MALAYSIA 5,049,506
MEXICO — (1.9%)
*Alpek SAB de CV, Class A 39,649 20,754
Alsea SAB de CV 36,600 112,604
America Movil SAB de CV,
ADR 27,833 576,143
America Movil SAB de CV,
Class B 237,818 246,907
Arca Continental SAB de CV 18,100 205,489
*Axtel SAB de CV 122,400 19,827
ΩBanco del Bajio SA 65,251 193,116
#Becle SAB de CV 20,299 21,508
Bolsa Mexicana de Valores
SAB de CV 38,000 76,780
Coca-Cola Femsa SAB de CV 3,811 40,155
Coca-Cola Femsa SAB de CV,
Sponsored ADR 2,709 282,522
Consorcio ARA SAB de CV 13,100 2,968
Shares Value
MEXICO — (Continued)
Corp Inmobiliaria Vesta SAB
de CV 73,590 $ 229,250
Corp Inmobiliaria Vesta SAB
de CV, ADR 170 5,260
Corporativo Fragua SAB de
CV, Class H 1,287 39,322
El Puerto de Liverpool SAB
de CV 15,665 94,629
Fomento Economico Mexicano
SAB de CV 3,272 34,404
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,972 310,158
Genomma Lab Internacional
SAB de CV, Class B 107,900 104,125
Gentera SAB de CV 132,819 373,259
Gruma SAB de CV, Class B 10,846 196,756
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 31,182 457,205
#Grupo Aeroportuario del
Centro Norte SAB de CV,
Sponsored ADR 1,598 186,902
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 110 3,043
Grupo Aeroportuario
del Pacifico SAB de CV,
Sponsored ADR 2,874 790,091
Grupo Aeroportuario
del Sureste SAB de CV,
Sponsored ADR 1,186 409,324
#Grupo Bimbo SAB de CV,
Class A 93,638 327,655
Grupo Carso SAB de CV 10,175 69,783
Grupo Comercial Chedraui SA
de CV 36,900 255,197
Grupo Financiero Banorte SAB
de CV, Class O 90,109 1,026,277
Grupo Financiero Inbursa SAB
de CV, Class O 103,682 261,312
Grupo Herdez SAB de CV 13,054 55,596
Grupo Mexico SAB de CV,
Class B 105,941 1,185,095
*Grupo Nutrisa SAB de CV 13,054 3,379
#*Grupo Rotoplas SAB de CV 10,120 6,872
Grupo Televisa SAB 132,355 87,362
*Industrias Penoles SAB de
CV 12,703 741,661
La Comer SAB de CV 29,678 64,259
Medica Sur SAB de CV, Class
B 200 660
Megacable Holdings SAB de
CV 61,653 217,369
*Ollamani SAB, Class A 4,859 21,061
Operadora De Sites
Mexicanos SAB de CV, Class
A 15,529 14,547
*Orbia Advance Corp. SAB
de CV 59,095 63,057
Organizacion Soriana SAB de
CV, Class B 500 1,032

93
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
MEXICO — (Continued)
Promotora y Operadora de
Infraestructura SAB de CV 16,455 $ 259,209
#Qualitas Controladora SAB
de CV 17,432 163,799
Regional SAB de CV 28,052 252,237
Wal-Mart de Mexico SAB de
CV 185,698 593,694
TOTAL MEXICO 10,703,614
PERU — (0.1%)
Credicorp, Ltd. 1,876 669,413
Intercorp Financial Services,
Inc. 1,420 69,552
TOTAL PERU 738,965
PHILIPPINES — (0.3%)
ACEN Corp. 1,193,000 53,693
Alliance Global Group, Inc. 83,300 10,525
Apex Mining Co., Inc. 178,000 45,951
Asia United Bank Corp. 18,940 13,575
Ayala Corp. 4,140 35,578
Ayala Land, Inc. 201,400 72,685
Bank of the Philippine Islands 42,816 90,169
BDO Unibank, Inc. 68,137 156,223
Century Pacific Food, Inc. 45,500 29,403
Converge Information and
Communications Technology
Solutions, Inc. 238,600 62,810
DigiPlus Interactive Corp. 165,900 36,967
DM Wenceslao and
Associates, Inc. 1,300 110
*DoubleDragon Corp. 2,700 463
Emperador, Inc. 47,700 12,524
Ginebra San Miguel, Inc.,
Class A 5,330 26,342
GT Capital Holdings, Inc. 6,370 72,484
International Container
Terminal Services, Inc. 36,250 395,250
LT Group, Inc. 184,100 49,902
Manila Electric Co. 3,380 33,868
Manila Water Co., Inc. 90,200 62,196
Megaworld Corp. 321,000 11,994
Metropolitan Bank & Trust Co. 3,300 4,091
ΩMonde Nissin Corp. 45,800 4,434
Nickel Asia Corp. 182,000 16,660
Petron Corp. 15,000 688
Philippine National Bank 13,330 14,489
Philippine Seven Corp. 22,670 13,283
Philippine Stock Exchange,
Inc. (The) 60 209
Puregold Price Club, Inc. 109,200 66,395
Rizal Commercial Banking
Corp. 2,400 1,027
Robinsons Retail Holdings,
Inc. 1,600 1,004
Security Bank Corp. 21,470 23,720
SM Investments Corp. 1,360 16,168
Synergy Grid & Development
Phils, Inc. 85,000 27,717
Shares Value
PHILIPPINES — (Continued)
Vista Land & Lifescapes, Inc.,
Class A 17,000 $ 341
TOTAL PHILIPPINES 1,462,938
POLAND — (1.3%)
AB SA 1,377 46,337
Alior Bank SA 11,974 393,112
Ω*Allegro.eu SA 16,124 133,229
Amica SA 20 339
Apator SA 72 537
*Arctic Paper SA 776 1,784
ASBISc Enterprises PLC 4,107 44,829
Asseco Poland SA 9,434 577,829
Asseco South Eastern Europe
SA 2,492 52,780
Auto Partner SA 5,311 28,325
Bank Handlowy w Warszawie
SA 3,397 110,853
*Bank Millennium SA 25,017 121,677
*Bank Ochrony Srodowiska SA 64 184
Bank Polska Kasa Opieki SA 7,365 451,520
*Benefit Systems SA 209 226,946
BNPP Bank Polska SA 1,391 57,625
*Boryszew SA 416 678
Budimex SA 940 183,091
#*CCC SA 4,343 144,670
CD Projekt SA 2,394 175,877
*Celon Pharma SA 76 469
Cyber Folks SA 827 48,174
#*Cyfrowy Polsat SA 21,276 80,469
Develia SA 52,675 139,271
Ω*Dino Polska SA 19,876 211,162
Dom Development SA 949 72,188
*Fabryki Mebli Forte SA 92 645
Ferro SA, Class A 68 588
Grupa Kety SA 1,165 336,024
Grupa Pracuj SA 2,278 30,920
Ω*HUUUGE, Inc. 5,930 42,173
ING Bank Slaski SA 1,891 207,476
#Inter Cars SA 799 143,245
*KGHM Polska Miedz SA 6,847 643,004
LPP SA 72 400,074
*Lubawa SA 4,560 11,051
*mBank SA 569 167,014
Mirbud SA 7,020 26,064
Neuca SA 186 41,656
NEWAG SA 1,427 50,279
Orange Polska SA 50,924 165,818
Pepco Group NV 17,315 142,188
PlayWay SA 4 317
*Polimex-Mostostal SA 3,038 7,233
Powszechna Kasa
Oszczednosci Bank Polski SA 6,640 173,832
Powszechny Zaklad
Ubezpieczen SA 20,870 413,582
Rainbow Tours SA 481 20,797
Santander Bank Polska SA 1,130 178,686
*Selvita SA 8 97
Synektik SA 741 61,814

94
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
POLAND — (Continued)
*Tauron Polska Energia SA 82,721 $ 257,074
TEN Square Games SA 711 23,041
Text SA 1,621 19,417
Unimot SA, Class F 371 14,247
Voxel SA 288 11,239
*VRG SA 440 620
#Wirtualna Polska Holding SA 1,668 29,102
ΩXTB SA 8,871 212,722
TOTAL POLAND 7,135,994
QATAR — (0.6%)
Aamal Co. 184,739 43,483
Al Meera Consumer Goods
Co. QSC 11,090 44,805
Al Rayan Bank 202,744 126,569
Barwa Real Estate Co. 154,436 116,092
Commercial Bank PSQC (The) 191,254 249,507
Doha Bank QPSC 263,349 199,627
*Estithmar Holding QPSC 67,133 74,305
Gulf International Services
QSC 78,239 60,038
Gulf Warehousing Co. 18,051 12,444
Mannai Corp. QSC 21,081 28,255
*Mazaya Real Estate
Development QPSC 198,020 31,653
Medicare Group 19,895 35,146
Ooredoo QPSC 10,812 42,167
Qatar Fuel QSC 31,349 133,455
Qatar Industrial Manufacturing
Co. QSC 17,869 11,366
Qatar Insurance Co. SAQ 117,384 70,637
Qatar International Islamic
Bank QSC 62,257 195,098
Qatar Islamic Bank QPSC 30,012 206,070
Qatar Islamic Insurance Group 14,789 35,281
Qatar National Bank QPSC 215,847 1,173,790
United Development Co. QSC 151,083 40,001
Vodafone Qatar PQSC 167,453 117,001
Zad Holding Co. 12,742 50,779
TOTAL QATAR 3,097,569
SAUDI ARABIA — (2.3%)
Ades Holding Co. 44,398 227,630
*Advanced Petrochemical Co. 4,586 31,766
Al Babtain Power &
Telecommunication Co. 5,744 107,201
Al Hammadi Holding 3,772 27,978
Al Hassan Ghazi Ibrahim
Shaker Co. 1,173 5,692
Al Masane Al Kobra Mining
Co. 4,700 146,362
Al Rajhi Bank 68,060 1,945,245
Alaseel Co. 240 237
Al-Dawaa Medical Services
Co. 5,223 71,368
Aldrees Petroleum and
Transport Services Co. 5,964 190,017
Alinma Bank 41,898 318,142
AlKhorayef Water & Power
Technologies Co. 2,667 88,030
Shares Value
SAUDI ARABIA — (Continued)
*Allianz Saudi Fransi
Cooperative Insurance Co. 5,005 $ 14,532
Almawarid Manpower Co. 284 9,366
Alujain Corp. 3,062 21,340
Arab National Bank 38,008 231,046
Arabian Drilling Co. 2,317 64,926
Arabian Internet &
Communications Services Co. 3,453 215,795
Arriyadh Development Co. 11,047 63,707
*ARTEX Industrial Investment
Co. 60 172
Astra Industrial Group Co. 2,109 84,344
Ataa Educational Co. 920 13,650
Bank AlBilad 63,525 450,181
*Bank Al-Jazira 52,064 173,931
Banque Saudi Fransi 80,275 386,318
Basic Chemical Industries, Ltd. 40 281
*Bawan Co. 2,733 35,559
BinDawood Holding Co. 48,991 64,526
Bupa Arabia for Cooperative
Insurance Co. 2,416 106,284
Catrion Catering Holding Co. 3,828 82,720
Co. for Cooperative Insurance
(The) 8,867 323,881
Dallah Healthcare Co. 2,852 94,289
*Dar Al Arkan Real Estate
Development Co. 56,603 281,000
Dr Soliman Abdel Kader
Fakeeh Hospital Co. 1,781 16,838
Dr. Sulaiman Al Habib Medical
Services Group Co. 4,972 346,782
East Pipes Integrated Co. for
Industry 2,623 106,439
Electrical Industries Co. 54,725 199,600
Elm Co. 1,167 241,446
*Emaar Economic City 18,264 47,965
Etihad GO Telecom Co. 2,128 52,821
*Fawaz Abdulaziz Al Hokair
& Co. 6,028 27,788
Gulf Insurance Group 1,475 9,509
*Herfy Food Services Co. 52 220
Jamjoom Pharmaceuticals
Factory Co. 1,818 67,956
Jarir Marketing Co. 83,925 319,303
*L'Azurde Co. for Jewelry 60 190
*Lumi Rental Co. 2,667 34,046
Maharah Human Resources
Co. 33,684 53,435
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 4,003 14,419
Middle East Healthcare Co. 4,278 40,536
Middle East Pharmaceutical
Co. 326 9,709
Modern Mills Co. 1,438 10,935
Mouwasat Medical Services
Co. 8,887 164,912
Nahdi Medical Co. 3,555 93,408

95
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
National Co. for Glass
Industries (The) 674 $ 6,609
National Co. for Learning &
Education 692 23,764
National Gas &
Industrialization Co. 536 12,719
National Medical Care Co. 1,185 50,077
*Perfect Presentation For
Commercial Services Co. 8,651 17,922
*Rabigh Refining &
Petrochemical Co. 10,374 19,721
*Red Sea International Co. 969 6,991
Retal Urban Development Co.,
Class A 23,624 80,118
Riyad Bank 74,332 556,891
Riyadh Cables Group Co. 3,474 121,058
SAL Saudi Logistics Services 2,907 139,743
Saudi Aramco Base Oil Co. 2,810 78,441
*Saudi Automotive Services
Co. 4,804 65,707
Saudi Awwal Bank 24,144 229,679
Saudi Basic Industries Corp. 9,460 143,387
Saudi Ceramic Co. 2,848 21,109
Saudi Chemical Co. Holding 37,070 75,707
Saudi Ground Services Co. 1,969 19,413
Saudi Investment Bank (The) 22,361 83,465
Saudi Manpower Solutions Co. 6,743 10,625
*Saudi Marketing Co. 92 344
Saudi National Bank (The) 148,119 1,771,568
*Saudi Paper Manufacturing
Co. 1,524 22,957
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 4,883 35,958
*Saudi Real Estate Co. 11,655 44,964
*Saudi Reinsurance Co. 9,793 72,846
*Saudi Research & Media
Group 2,098 67,012
Saudi Tadawul Group Holding
Co. 654 28,021
Saudi Telecom Co. 40,940 484,639
Saudia Dairy & Foodstuff Co. 1,146 73,880
*Savola Group (The) 14,678 93,256
*Seera Group Holding 15,489 110,674
*Sinad Holding Co. 10,025 24,002
Sumou Real Estate Co. 840 7,395
Sustained Infrastructure
Holding Co. 2,719 20,762
*Takween Advanced Industries
Co. 108 181
Theeb Rent A Car Co. 5,544 52,237
United Electronics Co. 5,555 130,259
United International
Transportation Co. 5,677 91,648
*Walaa Cooperative Insurance
Co. 11,831 35,644
TOTAL SAUDI ARABIA 12,667,166
SOUTH AFRICA — (2.9%)
Absa Group, Ltd. 17,230 273,649
Shares Value
SOUTH AFRICA — (Continued)
Advtech, Ltd. 27,711 $ 67,820
AECI, Ltd. 20,647 122,408
Altron, Ltd., Class A 31,431 37,962
Anglogold Ashanti PLC 142 13,641
Anglogold Ashanti PLC 16,484 1,530,869
Bid Corp., Ltd. 20,901 526,907
Bidvest Group, Ltd. 34,490 504,441
#*Blu Label Unlimited Group,
Ltd. 64,730 38,667
Capitec Bank Holdings, Ltd. 1,957 530,964
Cashbuild, Ltd., Class A 2,575 23,281
Clicks Group, Ltd. 24,462 496,455
Coronation Fund Managers,
Ltd. 27,209 85,881
DataTec, Ltd. 50,020 239,472
ΩDis-Chem Pharmacies, Ltd. 60,039 135,708
Discovery, Ltd. 21,852 320,487
DRDGOLD, Ltd. 4,208 13,907
DRDGOLD, Ltd., ADR 2,638 83,941
Famous Brands, Ltd. 3,888 14,061
Foschini Group, Ltd. 18,756 98,742
Gold Fields, Ltd., Sponsored
ADR 39,042 1,956,785
Grindrod, Ltd. 45,618 48,982
Harmony Gold Mining Co., Ltd. 12,117 274,806
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 1,688 36,022
Hudaco Industries, Ltd. 3,864 49,033
Impala Platinum Holdings, Ltd. 26,335 518,900
Investec, Ltd. 14,011 114,840
Invicta Holdings, Ltd. 296 664
Kumba Iron Ore, Ltd. 8,856 198,794
Lewis Group, Ltd. 1,891 11,319
Life Healthcare Group
Holdings, Ltd. 106,022 73,513
Momentum Group, Ltd. 115,281 270,780
Motus Holdings, Ltd. 18,748 149,014
Mpact, Ltd. 540 747
Mr. Price Group, Ltd. 26,074 290,208
MTN Group, Ltd. 98,863 1,115,341
*Nampak, Ltd. 515 16,698
Nedbank Group, Ltd. 17,734 293,409
*NEPI Rockcastle NV 61,075 562,176
Netcare, Ltd. 124,110 119,951
Ninety One, Ltd. 36,167 124,620
Northam Platinum Holdings,
Ltd. 14,972 370,437
Old Mutual, Ltd. 337,626 328,416
Omnia Holdings, Ltd. 23,561 124,185
OUTsurance Group, Ltd. 72,173 321,364
ΩPepkor Holdings, Ltd. 207,903 343,275
*Pick n Pay Stores, Ltd. 33,090 49,663
PSG Financial Services, Ltd. 1,295 2,216
Raubex Group, Ltd. 8,919 28,774
Reunert, Ltd. 19,049 73,286
Sanlam, Ltd. 89,343 562,659
Santam, Ltd. 5,185 139,118
Shoprite Holdings, Ltd. 3,745 62,213
*Sibanye Stillwater, Ltd. 90,564 416,637

96
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
*Sibanye Stillwater, Ltd., ADR 10,680 $ 180,278
*SPAR Group, Ltd. (The) 32,140 177,679
Spur Corp., Ltd. 5,549 14,065
Stadio Holdings, Ltd. 1,044 794
Standard Bank Group, Ltd. 4,119 76,724
Super Group, Ltd. 9,059 9,806
Tiger Brands, Ltd. 5,416 113,977
Truworths International, Ltd. 17,047 63,883
Valterra Platinum, Ltd. 4,222 400,152
Vodacom Group, Ltd. 14,969 140,529
We Buy Cars Holdings, Ltd. 24,424 69,948
Wilson Bayly Holmes-Ovcon,
Ltd. 7,013 76,088
Woolworths Holdings, Ltd. 59,804 201,963
Zeda, Ltd. 8,402 7,214
TOTAL SOUTH AFRICA 15,741,208
TAIWAN — (20.5%)
91APP, Inc. 8,000 16,829
#Ability Enterprise Co., Ltd. 21,275 57,599
AcBel Polytech, Inc. 91,886 145,406
Accton Technology Corp. 29,000 1,027,487
Ace Pillar Co., Ltd. 9,000 25,281
#Acer, Inc. 455,000 362,901
#ACES Electronic Co., Ltd. 24,000 49,266
*Acon Holding, Inc. 6,000 1,359
Acter Group Corp., Ltd. 19,000 380,362
Action Electronics Co., Ltd. 21,000 7,040
ADATA Technology Co., Ltd. 38,867 448,940
Addcn Technology Co., Ltd. 4,295 22,587
Adlink Technology, Inc. 9,000 17,760
#Advanced Energy Solution
Holding Co., Ltd. 4,000 143,629
Advanced International
Multitech Co., Ltd. 13,000 29,206
Advanced Power Electronics
Corp. 24,000 70,543
Advancetek Enterprise Co.,
Ltd. 48,000 45,453
Advantech Co., Ltd. 32,399 308,341
AIC, Inc. 3,280 39,398
Airoha Technology Corp. 3,000 41,420
Airtac International Group 8,000 289,800
Alchip Technologies, Ltd. 8,000 794,407
*ALI Corp. 7,800 6,419
All Ring Tech Co., Ltd., Class
A 10,564 127,560
Allied Supreme Corp. 6,000 46,520
Allis Electric Co., Ltd. 26,422 103,690
Alltek Technology Corp. 42,000 44,309
Alltop Technology Co., Ltd. 6,000 47,474
Alpha Networks, Inc. 36,000 37,750
Altek Corp. 48,951 60,819
Amazing Microelectronic Corp. 14,000 37,458
Ampire Co., Ltd. 3,000 2,536
AMPOC Far-East Co., Ltd. 8,864 30,702
AmTRAN Technology Co., Ltd. 79,191 51,083
*Anderson Industrial Corp. 22,000 19,469
*Anji Technology Co., Ltd. 1,000 1,090
Shares Value
TAIWAN — (Continued)
Anpec Electronics Corp. 6,000 $ 49,476
Apac Opto Electronics, Inc. 7,000 16,038
Apacer Technology, Inc. 17,000 66,714
APAQ Technology Co., Ltd. 3,000 15,682
Apex Biotechnology Corp. 4,000 3,705
ARBOR Technology Corp. 4,000 5,275
Arcadyan Technology Corp. 15,000 85,558
Argosy Research, Inc. 7,000 34,811
ASE Technology Holding Co.,
Ltd. 108,000 1,019,256
#ASE Technology Holding Co.,
Ltd., ADR 18,370 348,663
Asia Electronic Material Co.,
Ltd. 8,000 9,469
Asia Optical Co., Inc. 22,000 114,299
Asia Polymer Corp. 43,000 18,924
Asia Tech Image, Inc. 8,000 19,396
Asia Vital Components Co.,
Ltd. 30,337 1,407,436
ASIX Electronics Corp. 3,000 9,133
ASMedia Technology, Inc. 4,000 163,966
*ASolid Technology Co., Ltd. 6,000 20,877
ASPEED Technology, Inc. 4,000 1,128,694
ASROCK, Inc. 5,000 34,239
Asustek Computer, Inc. 37,000 583,159
ATE Energy International Co.,
Ltd. 6,000 5,205
Aten International Co., Ltd. 12,000 23,031
Auden Techno Corp. 5,000 28,281
AURAS Technology Co., Ltd. 7,000 202,415
Avalue Technology, Inc. 6,000 17,083
Axiomtek Co., Ltd. 6,000 15,786
Azurewave Technologies, Inc. 9,000 16,902
Bafang Yunji International Co.,
Ltd. 2,000 11,249
Bank of Kaohsiung Co., Ltd. 26,780 10,212
*BES Engineering Corp. 287,782 125,282
*Bin Chuan Enterprise Co.,
Ltd. 10,000 16,524
*Biostar Microtech
International Corp. 36,000 26,597
Bioteque Corp. 3,000 11,440
Bizlink Holding, Inc. 10,137 418,751
Bora Pharmaceuticals Co., Ltd. 4,799 91,954
Brightek Optoelectronic Co.,
Ltd. 8,000 9,698
Brighton-Best International
Taiwan, Inc. 68,000 74,439
Brillian Network & Automation
Integrated System Co., Ltd. 5,000 49,650
Brogent Technologies, Inc. 4,156 13,668
C Sun Manufacturing, Ltd. 10,000 75,628
*Caliway Biopharmaceuticals
Co., Ltd. 23,000 120,957
Capital Securities Corp. 107,000 100,982
Castles Technology Co., Ltd. 27,562 49,834
Caswell, Inc. 4,000 10,779
Cathay Financial Holding Co.,
Ltd. 386,979 927,176

97
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Cathay Real Estate
Development Co., Ltd. 80,000 $ 56,180
*CCP Contact Probes Co., Ltd. 9,309 17,600
Celxpert Energy Corp. 26,000 31,065
Cenra, Inc. 9,500 10,264
Central Reinsurance Co., Ltd. 58,284 49,265
#Century Iron & Steel
Industrial Co., Ltd. 26,000 112,361
Chaintech Technology Corp. 1,000 907
Chang Hwa Commercial Bank,
Ltd. 455,658 295,374
Chang Wah Technology Co.,
Ltd. 31,000 57,134
Channel Well Technology Co.,
Ltd. 52,000 103,438
CHC Healthcare Group 30,000 32,412
Chen Full International Co.,
Ltd. 7,000 9,098
Chenbro Micom Co., Ltd. 6,000 172,545
Cheng Fwa Industrial Co., Ltd. 28,000 17,439
*Cheng Mei Materials
Technology Corp. 35,699 15,144
#Cheng Shin Rubber Industry
Co., Ltd. 138,000 134,185
Cheng Uei Precision Industry
Co., Ltd. 21,000 25,925
Chenming Electronic
Technology Corp. 10,000 35,907
Chia Chang Co., Ltd. 9,000 10,753
#Chicony Electronics Co., Ltd. 60,000 223,070
Chicony Power Technology
Co., Ltd. 17,000 43,702
China Bills Finance Corp. 80,000 41,309
*China Man-Made Fiber Corp. 143,000 31,944
China Metal Products 40,000 31,014
#China Motor Corp. 34,000 59,962
China Steel Chemical Corp. 17,000 40,029
China Wire & Cable Co., Ltd. 3,000 3,923
Ching Feng Home Fashions
Co., Ltd. 1,000 632
Chlitina Holding, Ltd. 7,000 23,022
Chong Hong Construction Co.,
Ltd. 25,000 61,567
Chroma ATE, Inc. 32,000 996,505
Chun Yuan Steel Industry Co.,
Ltd. 71,000 48,619
*Chung Hung Steel Corp. 87,000 54,600
Chung Hwa Chemical
Industrial Works, Ltd. 9,000 12,412
Chung-Hsin Electric &
Machinery Manufacturing
Corp. 79,000 422,990
Chunghwa Precision Test
Tech Co., Ltd. 2,000 210,041
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 8,197 348,209
Cleanaway Co., Ltd. 50,000 58,468
CoAsia Electronics Corp. 25,000 60,613
#Compal Electronics, Inc. 439,000 456,856
Shares Value
TAIWAN — (Continued)
Compucase Enterprise 8,000 $ 18,481
Concord Securities Co., Ltd. 29,700 15,761
Continental Holdings Corp. 46,000 33,035
Contrel Technology Co., Ltd. 18,000 30,486
Coremax Corp. 13,528 29,102
Coretronic Corp. 33,000 92,174
Crowell Development Corp. 24,450 21,288
CTBC Financial Holding Co.,
Ltd. 733,000 1,185,564
CTCI Corp. 98,612 97,139
CviLux Corp. 14,450 39,259
Cyberlink Corp. 5,000 13,283
CyberPower Systems, Inc. 4,200 24,357
*CyberTAN Technology, Inc. 46,000 37,858
DA CIN Construction Co., Ltd. 36,200 79,256
Da-Li Development Co., Ltd. 37,710 56,319
Darfon Electronics Corp. 18,000 17,788
Darwin Precisions Corp. 48,600 19,845
Daxin Materials Corp. 9,000 94,233
De Licacy Industrial Co., Ltd. 1,106 395
Delpha Construction Co., Ltd. 20,000 16,651
Delta Electronics, Inc. 51,000 1,977,121
Depo Auto Parts Ind Co., Ltd. 11,000 52,780
Dimerco Data System Corp. 7,000 24,690
Dimerco Express Corp. 15,500 38,762
D-Link Corp. 117,000 58,742
Drewloong Precision, Inc. 1,025 4,723
#Dynapack International
Technology Corp. 16,000 172,100
E Ink Holdings, Inc. 49,000 272,482
E.Sun Financial Holding Co.,
Ltd. 620,466 658,518
Eastech Holding, Ltd. 4,000 12,456
Eastern Media International
Corp. 20,710 13,491
Eclat Textile Co., Ltd. 12,000 151,382
Edimax Technology Co., Ltd. 18,000 10,267
Edison Opto Corp. 10,000 6,101
*Edom Technology Co., Ltd. 26,000 32,676
*Egis Technology, Inc. 10,000 36,066
Elan Microelectronics Corp. 37,000 137,560
E-Lead Electronic Co., Ltd. 4,000 6,393
Electricity Generating PCL 49,000 41,884
E-LIFE MALL Corp. 5,000 9,755
Elite Advanced Laser Corp. 15,000 120,114
Elite Material Co., Ltd. 22,000 1,219,892
Elite Semiconductor
Microelectronics Technology,
Inc. 7,000 43,375
eMemory Technology, Inc. 6,000 348,904
Emerging Display
Technologies Corp. 11,000 8,197
Ennoconn Corp. 19,000 171,465
EOI Investment Holdings Co.,
Ltd. 21,000 11,711
Eson Precision Ind Co., Ltd. 15,000 40,229
#Eternal Materials Co., Ltd. 123,000 241,153
Ever Supreme Bio Technology
Co., Ltd. 3,409 16,736

98
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Evergreen Aviation
Technologies Corp. 17,000 $ 86,972
Evergreen International
Storage & Transport Corp. 34,000 61,042
EVERGREEN Steel Corp. 37,000 121,099
Everlight Chemical Industrial
Corp. 75,000 49,690
Everlight Electronics Co., Ltd. 40,000 70,671
Evertop Wire Cable Corp. 2,000 1,837
Excelsior Medical Co., Ltd. 18,033 45,097
Far Eastern Department
Stores, Ltd. 40,000 28,027
Far Eastern International Bank 432,398 171,750
Far Eastern New Century
Corp. 128,000 113,073
Far EasTone
Telecommunications Co., Ltd. 93,000 262,421
Faraday Technology Corp. 27,004 143,301
Farglory F T Z Investment
Holding Co., Ltd. 20,644 30,176
Farglory Land Development
Co., Ltd. 43,000 90,454
Feedback Technology Corp. 4,320 18,807
Feng Hsin Steel Co., Ltd. 15,000 30,791
Feng TAY Enterprise Co., Ltd. 25,520 78,012
FIC Global, Inc. 9,000 15,901
Firich Enterprises Co., Ltd. 35,000 26,247
#First Copper Technology Co.,
Ltd. 28,000 44,576
First Financial Holding Co.,
Ltd. 487,853 446,462
First Insurance Co., Ltd. (The) 18,000 15,500
*Fittech Co., Ltd. 5,253 19,613
*FLEXium Interconnect, Inc. 41,000 77,649
Flytech Technology Co., Ltd. 18,000 52,450
FocalTech Systems Co., Ltd. 48,000 82,059
Forcecon Tech Co., Ltd. 9,329 24,960
Formosa International Hotels
Corp. 4,000 23,832
Formosa Petrochemical Corp. 19,000 32,240
Formosa Plastics Corp. 151,000 226,956
Formosan Union Chemical
Corp. 39,000 21,068
Fortune Electric Co., Ltd. 22,570 695,675
Fositek Corp. 3,000 135,844
Founding Construction &
Development Co., Ltd. 31,000 14,086
Foxsemicon Integrated
Technology, Inc. 10,000 90,245
Froch Enterprise Co., Ltd. 19,000 10,566
Fu Chun Shin Machinery
Manufacture Co., Ltd. 14,000 11,811
Fu Hua Innovation Co., Ltd. 55,531 29,733
Fubon Financial Holding Co.,
Ltd. 436,310 1,260,266
Fulgent Sun International
Holding Co., Ltd. 11,433 34,368
Fusheng Precision Co., Ltd. 6,000 51,192
G Shank Enterprise Co., Ltd. 21,353 56,860
Shares Value
TAIWAN — (Continued)
Gallant Precision Machining
Co., Ltd. 19,000 $ 53,130
#Gamania Digital
Entertainment Co., Ltd. 18,000 28,885
*GCS Holdings, Inc. 6,252 46,289
Gemtek Technology Corp. 58,000 52,526
*General Interface Solution
GIS Holding, Ltd. 46,000 57,299
Genesys Logic, Inc. 9,000 28,742
Genius Electronic Optical Co.,
Ltd. 9,000 129,838
GeoVision, Inc. 2,670 4,072
Getac Holdings Corp. 54,000 193,041
GFC, Ltd. 4,000 14,109
Gigabyte Technology Co., Ltd. 70,000 518,271
*Gigastorage Corp. 59,000 52,213
Global Unichip Corp. 8,000 666,031
Globaltek Fabrication Co., Ltd. 4,000 7,296
Globe Union Industrial Corp. 10,111 3,245
Gloria Material Technology
Corp. 59,000 63,931
GMI Technology, Inc. 26,360 33,254
Goldsun Building Materials
Co., Ltd. 137,000 153,456
Good Finance Securities Co.,
Ltd. 16,000 16,066
Gordon Auto Body Parts 4,000 4,315
Gourmet Master Co., Ltd. 4,000 9,533
Grand Fortune Securities Co.,
Ltd. 16,000 7,652
*Grand Pacific Petrochemical 35,000 15,014
Grand Process Technology
Corp. 1,000 53,066
Grape King Bio, Ltd. 14,000 53,829
Great Tree Pharmacy Co., Ltd. 3,000 9,123
Green World FinTech Service
Co., Ltd. 8,000 13,473
Group Up Industrial Co., Ltd. 1,000 8,850
GTM Holdings Corp. 12,000 12,526
Gudeng Precision Industrial
Co., Ltd. 5,000 63,950
*Harvatek Corp. 11,000 7,235
Heran Co., Ltd. 4,800 9,258
Hey Song Corp. 29,000 34,188
Highwealth Construction Corp. 165,925 196,136
*Hitron Technology, Inc. 12,000 11,440
Hiwin Mikrosystem Corp. 6,000 22,212
Hiwin Technologies Corp. 19,000 150,937
Hiyes International Co., Ltd. 13,000 31,725
Hocheng Corp. 10,000 5,879
Hold-Key Electric Wire & Cable
Co., Ltd. 11,000 15,921
*Holtek Semiconductor, Inc. 18,000 26,826
Holy Stone Enterprise Co., Ltd. 24,200 80,359
Hon Hai Precision Industry
Co., Ltd. 433,000 3,033,889
Hong Pu Real Estate
Development Co., Ltd. 29,000 20,688
Hong TAI Electric Industrial 12,000 13,823

99
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
#Hotai Motor Co., Ltd. 27,060 $ 467,767
Hsin Kuang Steel Co., Ltd. 26,000 32,634
Hu Lane Associate, Inc. 6,300 23,222
HUA ENG Wire & Cable Co.,
Ltd. 40,000 48,491
Hua Jung Components Co.,
Ltd. 19,000 16,513
Hua Nan Financial Holdings
Co., Ltd. 394,819 415,269
Hua Yu Lien Development
Co., Ltd. 11,712 22,702
Huaku Development Co., Ltd. 55,610 188,194
Huang Hsiang Construction
Corp. 9,015 10,628
Hung Ching Development &
Construction Co., Ltd. 21,000 19,285
Hung Sheng Construction, Ltd. 40,000 25,485
Hwacom Systems, Inc. 14,000 26,603
Hwang Chang General
Contractor Co., Ltd. 18,944 39,128
Ibase Technology, Inc. 17,000 22,769
IBF Financial Holdings Co.,
Ltd. 211,951 112,475
*IC Plus Corp. 7,000 10,621
Ichia Technologies, Inc. 45,000 76,072
I-Chiun Precision Industry Co.,
Ltd. 20,000 81,347
In Win Development, Inc. 3,000 7,131
Innodisk Corp. 7,059 178,101
Inpaq Technology Co., Ltd. 14,000 37,458
Insyde Software Corp. 3,600 23,279
#International Games System
Co., Ltd. 36,000 819,066
Inventec Corp. 258,000 368,923
#Iron Force Industrial Co., Ltd. 8,000 24,379
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 7,000 10,399
ITE Technology, Inc. 12,000 45,758
ITEQ Corp. 23,000 77,836
Jean Co., Ltd. 15,487 10,458
Jentech Precision Industrial
Co., Ltd. 6,000 541,468
Jetwell Computer Co., Ltd. 2,240 11,816
Johnson Health Tech Co., Ltd. 13,000 61,138
JPC connectivity, Inc. 6,000 26,978
JPP Holding Co., Ltd. 4,000 33,429
JSL Construction &
Development Co., Ltd. 15,582 23,271
Kaori Heat Treatment Co., Ltd. 4,000 94,948
KEE TAI Properties Co., Ltd. 31,465 10,798
Kerry TJ Logistics Co., Ltd. 22,000 22,790
Keystone Microtech Corp. 1,000 18,303
KGI Financial Holding Co., Ltd. 1,724,480 989,096
#Kindom Development Co.,
Ltd. 64,900 63,828
King Slide Works Co., Ltd. 3,000 299,333
Kinik Co. 6,000 77,502
*Kinko Optical Co., Ltd. 21,000 43,708
Kinpo Electronics 133,000 111,362
Shares Value
TAIWAN — (Continued)
KMC Kuei Meng International,
Inc. 7,000 $ 20,197
KNH Enterprise Co., Ltd. 8,000 4,322
KS Terminals, Inc. 10,000 15,094
Kung Long Batteries Industrial
Co., Ltd. 1,000 3,924
*Kung Sing Engineering Corp. 75,000 50,405
Kuo Toong International Co.,
Ltd. 31,000 50,731
*Kuo Yang Construction Co.,
Ltd. 31,000 18,273
Kwong Lung Enterprise Co.,
Ltd. 9,000 14,056
L&K Engineering Co., Ltd. 25,571 467,217
La Kaffa International Co., Ltd. 1,000 2,139
#Largan Precision Co., Ltd. 5,000 382,904
Lelon Electronics Corp. 19,000 65,205
Leo Systems, Inc. 17,000 16,233
*Leofoo Development Co., Ltd. 5,000 2,606
Lian HWA Food Corp. 11,561 34,569
Lien Hwa Industrial Holdings
Corp. 75,209 109,814
Lite-On Technology Corp. 100,000 521,131
Long Da Construction &
Development Corp. 39,000 38,232
*Longchen Paper & Packaging
Co., Ltd. 84,000 26,585
Longwell Co. 13,000 64,855
Loop Telecommunication
International, Inc. 5,000 10,979
Lotes Co., Ltd. 8,051 365,838
Lotus Pharmaceutical Co., Ltd. 17,000 195,011
Loyalty Founder Enterprise
Co., Ltd. 19,000 18,022
Lumax International Corp., Ltd. 9,000 34,175
*Lung Yen Life Service Corp. 17,000 27,118
Lungteh Shipbuilding Co., Ltd. 6,000 27,741
Luxe Green Energy
Technology Co., Ltd. 2,060 1,568
LuxNet Corp. 9,205 92,430
M3 Technology, Inc. 1,000 2,717
Machvision, Inc. 3,300 49,390
Makalot Industrial Co., Ltd. 22,300 216,481
Marketech International Corp. 10,000 90,245
Materials Analysis Technology,
Inc. 9,466 60,760
Mechema Chemicals
International Corp. 5,000 10,454
MediaTek, Inc. 43,000 2,404,830
Mega Financial Holding Co.,
Ltd. 376,582 464,296
*Mercuries & Associates
Holding, Ltd. 71,000 33,842
Mercuries Data Systems, Ltd. 3,152 2,549
*Mercuries Life Insurance Co.,
Ltd. 397,848 98,988
Merida Industry Co., Ltd. 8,000 21,455
Merry Electronics Co., Ltd. 40,241 127,615
METAAGE Corp. 25,000 35,232

100
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
*Microbio Co., Ltd. 28,000 $ 17,795
Micro-Star International Co.,
Ltd. 38,000 108,916
Mildef Crete, Inc. 10,000 31,363
MIN AIK Technology Co., Ltd. 24,000 26,997
Mirle Automation Corp. 6,220 13,440
Momo.com, Inc. 4,000 23,959
*MOSA Industrial Corp. 13,331 6,884
Motech Industries, Inc. 56,000 41,462
MPI Corp. 17,000 1,358,596
MSSCORPS Co., Ltd. 4,320 24,229
My Humble House Hospitality
Management Consulting 2,000 2,139
Nak Sealing Technologies
Corp. 9,000 32,459
Nan Kang Rubber Tire Co.,
Ltd. 7,920 8,947
Nan Pao Resins Chemical
Co., Ltd. 8,000 78,932
Nan Ya Plastics Corp. 227,000 547,483
Nang Kuang Pharmaceutical
Co., Ltd. 2,000 2,313
National Petroleum Co., Ltd.,
Class A 5,000 9,136
Netronix, Inc. 5,000 17,080
*New Asia Construction &
Development Corp. 20,000 9,247
#Nichidenbo Corp. 46,000 135,208
#Nien Made Enterprise Co.,
Ltd. 11,000 149,253
Niko Semiconductor Co., Ltd. 8,888 13,783
North-Star International Co.,
Ltd. 9,252 7,144
Novatek Microelectronics
Corp. 49,000 583,889
Nuvoton Technology Corp. 22,000 43,692
O-Bank Co., Ltd. 148,000 42,937
Ocean Plastics Co., Ltd. 13,000 13,756
Orient Semiconductor
Electronics, Ltd. 42,000 77,541
*Oriental Union Chemical
Corp. 24,000 10,143
O-TA Precision Industry Co.,
Ltd. 5,000 11,328
Pacific Hospital Supply Co.,
Ltd. 1,000 2,593
Pan German Universal Motors,
Ltd. 3,000 25,929
Pan Jit International, Inc. 25,000 71,814
#Pan-International Industrial
Corp. 50,000 81,983
Parade Technologies, Ltd. 6,000 100,858
Parpro Corp. 2,000 4,074
*PChome Online, Inc. 18,000 16,130
PCL Technologies, Inc. 11,000 45,265
Pegatron Corp. 216,000 478,399
Pegavision Corp. 2,000 18,430
PharmaEngine, Inc. 23,000 48,602
PharmaEssentia Corp. 24,975 611,082
Shares Value
TAIWAN — (Continued)
*Phihong Technology Co., Ltd. 42,000 $ 38,703
Phison Electronics Corp. 12,000 907,531
Pixart Imaging, Inc. 13,000 82,412
Planet Technology Corp. 5,000 19,701
Podak Co., Ltd. 7,000 10,488
Posiflex Technology, Inc. 6,000 34,128
Powertech Technology, Inc. 66,000 532,698
Poya International Co., Ltd. 4,080 51,340
#President Chain Store Corp. 69,000 468,112
Primax Electronics, Ltd. 62,000 155,049
Prince Housing &
Development Corp. 109,000 29,198
Promate Electronic Co., Ltd. 32,399 45,144
Qisda Corp. 114,600 91,767
QST International Corp. 7,699 10,715
Qualipoly Chemical Corp. 8,000 39,276
Quang Viet Enterprise Co.,
Ltd. 4,292 9,329
Quanta Computer, Inc. 131,000 1,165,555
Quanta Storage, Inc. 14,000 47,156
*Quintain Steel Co., Ltd. 32,000 9,182
Radiant Opto-Electronics Corp. 44,000 170,575
*Radium Life Tech Co., Ltd. 71,209 24,325
#Raydium Semiconductor
Corp. 16,000 117,699
#Realtek Semiconductor Corp. 47,000 722,100
Rechi Precision Co., Ltd. 51,000 41,244
Rexon Industrial Corp., Ltd. 17,000 14,342
Rich Development Co., Ltd. 86,520 21,774
RiTdisplay Corp. 10,020 13,373
*Ritek Corp. 103,000 44,512
Ruby Tech Corp. 1,030 1,731
Run Long Construction Co.,
Ltd. 22,860 22,773
Sakura Development Co., Ltd. 37,737 56,839
Sampo Corp. 18,000 13,785
San Fang Chemical Industry
Co., Ltd. 26,000 26,066
San Fu Chemical Co., Ltd. 4,000 15,825
Sanyang Motor Co., Ltd. 60,000 114,013
Scientech Corp. 4,000 41,563
ScinoPharm Taiwan, Ltd. 4,000 3,133
SciVision Biotech, Inc. 1,000 2,495
SDI Corp. 12,000 33,861
Senao Networks, Inc. 3,000 12,869
Sercomm Corp. 18,000 49,133
Sesoda Corp. 31,000 32,901
Shanghai Commercial &
Savings Bank, Ltd. (The) 344,000 431,776
Sharehope Medicine Co., Ltd. 5,732 4,344
ShenMao Technology, Inc. 16,000 57,197
Shieh Yih Machinery Industry
Co., Ltd. 7,000 8,186
Shihlin Electric & Engineering
Corp. 24,000 174,642
*Shihlin Paper Corp. 8,000 14,465
Shin Ruenn Development Co.,
Ltd. 15,594 23,240
Shin Zu Shing Co., Ltd. 16,383 109,324

101
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Shinfox Energy Co., Ltd. 2,000 $ 3,022
*Shining Building Business
Co., Ltd. 31,000 8,866
Shinkong Insurance Co., Ltd. 24,000 85,796
Shinkong Synthetic Fibers
Corp. 124,000 58,907
Shiny Chemical Industrial Co.,
Ltd. 8,400 38,170
*Shuttle, Inc. 32,000 16,575
*Sigurd Microelectronics Corp. 49,000 202,415
Silergy Corp. 34,000 303,051
Simplo Technology Co., Ltd. 21,000 230,553
Sinbon Electronics Co., Ltd. 28,000 207,753
Sinmag Equipment Corp. 3,000 12,345
Sino-American Silicon
Products, Inc. 17,000 64,824
Sinon Corp. 48,000 69,247
SinoPac Financial Holdings
Co., Ltd. 632,170 574,517
Sinphar Pharmaceutical Co.,
Ltd. 10,500 10,360
Sinyi Realty, Inc. 24,000 16,740
Sitronix Technology Corp. 17,000 105,609
Solar Applied Materials
Technology Corp. 97,000 196,959
Sonix Technology Co., Ltd. 15,000 17,421
Southeast Cement Co., Ltd. 16,000 8,262
Speed Tech Corp. 23,000 26,676
Sporton International, Inc. 10,200 56,721
St. Shine Optical Co., Ltd. 6,000 21,544
Standard Chemical &
Pharmaceutical Co., Ltd. 6,000 11,649
Standard Foods Corp. 59,000 54,369
Stark Technology, Inc. 14,000 61,392
S-Tech Corp. 1,000 788
*Sun Yad Construction Co.,
Ltd. 42,992 18,989
*Sunko INK Co., Ltd. 17,000 9,426
SunMax Biotechnology Co.,
Ltd. 2,000 24,627
Sunonwealth Electric Machine
Industry Co., Ltd. 32,000 145,408
Sunplus Innovation
Technology, Inc. 2,053 7,861
*Sunplus Technology Co., Ltd. 82,000 57,324
Sunrex Technology Corp. 18,000 21,506
Superalloy Industrial Co., Ltd. 9,000 13,155
Supreme Electronics Co., Ltd. 109,564 294,538
Swancor Holding Co., Ltd. 12,000 44,423
Sweeten Real Estate
Development Co., Ltd. 12,840 10,486
Symtek Automation Asia Co.,
Ltd. 1,038 4,849
Synmosa Biopharma Corp. 52,561 54,114
#Synnex Technology
International Corp. 170,000 353,829
Syscom Computer Engineering
Co. 3,000 5,329
Systex Corp. 26,000 95,837
Shares Value
TAIWAN — (Continued)
TA Chen Stainless Pipe 273,832 $ 341,964
Ta Ya Electric Wire & Cable 165,885 219,019
TA-I Technology Co., Ltd. 15,000 31,268
Tai Tung Communication Co.,
Ltd. 24,000 15,748
Taichung Commercial Bank
Co., Ltd. 274,710 174,585
TaiDoc Technology Corp. 8,000 34,191
#Taiflex Scientific Co., Ltd. 31,689 88,512
Taimide Tech, Inc. 4,000 7,957
Taita Chemical Co., Ltd. 30,000 11,630
Taiwan Business Bank 516,917 252,956
Taiwan Chinsan Electronic
Industrial Co., Ltd. 14,000 26,292
Taiwan Cooperative Financial
Holding Co., Ltd. 301,587 225,687
Taiwan Fertilizer Co., Ltd. 39,000 57,502
*Taiwan Fire & Marine
Insurance Co., Ltd. 14,700 22,888
Taiwan FU Hsing Industrial
Co., Ltd. 18,400 28,036
#*Taiwan Glass Industry Corp. 69,000 105,791
Taiwan High Speed Rail Corp. 101,000 87,777
Taiwan Hon Chuan Enterprise
Co., Ltd. 31,689 120,835
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 28,922 32,442
Taiwan Line Tek Electronic 2,000 1,554
*Taiwan Mask Corp. 11,000 13,632
*Taiwan Mobile Co., Ltd. 166,000 556,498
Taiwan Sakura Corp. 15,000 39,657
Taiwan Secom Co., Ltd. 27,000 91,373
Taiwan Semiconductor Co.,
Ltd. 37,000 74,776
Taiwan Semiconductor
Manufacturing Co., Ltd. 598,000 33,728,948
Taiwan Surface Mounting
Technology Corp. 26,000 76,174
Taiwan Union Technology
Corp. 26,000 415,570
Tatung Co., Ltd. 194,800 240,792
*TBI Motion Technology Co.,
Ltd. 7,000 10,643
TCI Co., Ltd. 13,000 62,583
Teco Electric and Machinery
Co., Ltd. 98,000 254,731
Tehmag Foods Corp. 3,000 26,597
Test Research, Inc. 16,000 91,516
Ton Yi Industrial Corp. 95,000 54,036
Tong Hsing Electronic
Industries, Ltd. 22,700 101,346
Tong Yang Industry Co., Ltd. 22,000 76,549
*Tong-Tai Machine & Tool
Co., Ltd. 61,000 64,935
Topco Scientific Co., Ltd. 14,231 146,063
Topco Technologies Corp. 10,000 19,797
Topkey Corp. 4,000 20,083
Topoint Technology Co., Ltd. 13,205 86,019

102
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Trade-Van Information
Services Co. 5,000 $ 15,094
#Transcend Information, Inc. 16,000 135,494
Transcom, Inc. 5,720 24,901
Trigold Holdings, Ltd. 8,000 15,685
Triocean Industrial Corp. Co.,
Ltd. 4,000 11,045
Trusval Technology Co., Ltd. 4,299 33,195
TS Financial Holding Co., Ltd. 1,068,801 770,950
*TS Financial Holding Co., Ltd. 174,153 51,521
TSC Auto ID Technology Co.,
Ltd. 2,000 12,329
TTY Biopharm Co., Ltd. 12,000 32,526
Tung Ho Steel Enterprise
Corp. 67,000 147,753
TURVO International Co., Ltd. 3,000 27,598
TYC Brother Industrial Co.,
Ltd. 15,000 23,499
*Tycoons Group Enterprise 702 204
U-BEST Innovative
Technology Co., Ltd. 34,000 18,259
UDE Corp. 24,000 83,127
Ultra Chip, Inc. 6,000 9,075
Unic Technology Corp. 14,000 13,079
Union Bank Of Taiwan 82,661 49,119
Union Insurance Co., Ltd. 5,000 4,560
Uni-President Enterprises
Corp. 563,000 1,282,717
#United Alloy-Tech Co. 30,000 57,197
United Integrated Services
Co., Ltd. 32,000 923,292
United Orthopedic Corp. 7,000 23,800
*United Renewable Energy
Co., Ltd. 196,000 69,755
Univacco Technology, Inc. 7,000 10,121
Universal Cement Corp. 59,200 55,776
Universal Microwave
Technology, Inc. 3,000 104,385
Universal Vision Biotechnology
Co., Ltd. 8,000 36,352
*UPC Technology Corp. 159,000 56,335
UPI Semiconductor Corp. 6,000 38,704
Userjoy Technology Co., Ltd. 6,600 15,687
USI Corp. 128,000 49,012
Utechzone Co., Ltd. 4,000 13,600
UVAT Technology Co., Ltd. 3,000 6,349
Ventec International Group
Co., Ltd. 10,000 28,535
Via Technologies, Inc. 28,000 46,177
Visco Vision, Inc. 6,000 32,412
VisEra Technologies Co., Ltd. 13,000 117,731
Visual Photonics Epitaxy Co.,
Ltd. 37,000 197,521
Voltronic Power Technology
Corp. 7,000 189,736
Waffer Technology Corp. 10,000 18,335
Wah Lee Industrial Corp. 26,000 102,860
#Walsin Lihwa Corp. 252,923 349,608
Weikeng Industrial Co., Ltd. 87,000 85,148
Shares Value
TAIWAN — (Continued)
Weltrend Semiconductor 27,000 $ 44,786
Wendell Industrial Co., Ltd. 2,000 9,024
Wholetech System Hitech, Ltd. 9,000 37,607
*Winbond Electronics Corp. 221,000 902,399
Winmate, Inc. 3,000 13,823
WinWay Technology Co., Ltd. 1,000 124,086
Wisdom Marine Lines Co., Ltd. 57,000 128,055
Wiselink Co., Ltd. 11,200 69,933
Wistron Corp. 196,000 812,774
WITS Corp. 5,000 19,384
Wiwynn Corp. 9,000 1,022,402
WNC Corp. 49,074 288,487
Wonderful Hi-Tech Co., Ltd. 7,000 10,521
Wowprime Corp. 9,000 60,915
WPG Holdings, Ltd. 237,000 484,242
WT Microelectronics Co., Ltd. 91,583 453,986
Yageo Corp. 66,012 582,089
Yankey Engineering Co., Ltd. 8,740 164,691
Yea Shin International
Development Co., Ltd. 36,909 28,852
Yen Sun Technology Corp. 4,000 6,431
YFY, Inc. 16,000 12,711
*Yieh Hsing Enterprise Co.,
Ltd. 35,000 10,043
*Yieh Phui Enterprise Co., Ltd. 161,260 79,682
Youngtek Electronics Corp. 11,000 24,922
Yuan High-Tech Development
Co., Ltd., Class A 2,000 9,914
Yuanta Financial Holding Co.,
Ltd. 563,232 770,484
Yuanta Futures Co., Ltd. 14,331 42,761
Yulon Motor Co., Ltd. 80,200 79,130
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 5,000 12,091
Yungshin Construction &
Development Co., Ltd. 12,000 22,612
YungShin Global Holding
Corp. 17,000 30,089
Zeng Hsing Industrial Co., Ltd. 4,000 12,228
Zenitron Corp. 28,000 40,928
Zero One Technology Co., Ltd. 24,000 85,033
Zhen Ding Technology
Holding, Ltd. 51,000 316,826
Zippy Technology Corp. 13,000 20,778
Zyxel Group Corp. 54,000 62,545
TOTAL TAIWAN 112,912,982
THAILAND — (0.8%)
Advanced Info Service PCL
- NVDR 300 3,328
Advanced Info Service PCL,
Class F 2,600 28,838
Advanced Information
Technology PCL - NVDR 3,600 570
Advanced Information
Technology PCL, Class F 104,300 16,508
After You PCL - NVDR 400 63
#Airports of Thailand PCL
- NVDR 14,300 22,837

103
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
THAILAND — (Continued)
Airports of Thailand PCL,
Class F 54,200 $ 86,558
#Amata Corp. PCL - NVDR 44,700 22,162
Amata Corp. PCL, Class F 40,000 19,832
AP Thailand PCL 250,100 71,934
Asia Plus Group Holdings PCL
- NVDR 7,600 507
Asian Alliance International
PCL - NVDR, Class R 8,000 1,073
Bangkok Airways PCL 54,200 26,355
Bangkok Bank PCL - NVDR 16,000 80,343
Bangkok Bank PCL, Class F 15,100 75,824
Bangkok Dusit Medical
Services PCL - NVDR 234,900 150,055
Bangkok Dusit Medical
Services PCL, Class F 212,800 135,938
#Bangkok Expressway &
Metro PCL - NVDR, Class R 150,200 25,061
Bangkok Expressway & Metro
PCL, Class F 139,600 23,292
Bangkok Land PCL - NVDR 44,400 635
Bangkok Land PCL, Class F 656,100 9,383
BCPG PCL 227,900 51,425
BEC World PCL - NVDR 19,400 1,134
BKI Holdings PCL 4,000 38,265
*BTS Group Holdings PCL 386,900 26,806
*BTS Group Holdings PCL
- NVDR 223,400 15,478
Bumrungrad Hospital PCL
- NVDR 35,500 188,980
#Cal-Comp Electronics
Thailand PCL 161,900 24,595
#Cal-Comp Electronics
Thailand PCL - NVDR 13,541 2,057
#Carabao Group PCL - NVDR 1,500 2,062
Carabao Group PCL, Class F 16,700 22,955
Central Retail Corp. PCL -
NVDR, Class R 2,700 1,691
Central Retail Corp. PCL,
Class F 66,100 41,385
CH Karnchang PCL - NVDR 4,600 1,827
CH Karnchang PCL, Class F 106,200 42,190
#Chularat Hospital PCL 435,900 21,750
Com7 PCL - NVDR 64,700 45,032
Com7 PCL, Class F 82,700 57,560
CP ALL PCL - NVDR 130,400 180,277
CP ALL PCL, Class F 30,300 41,889
#CP AXTRA PCL, Class F 63,423 29,832
Delta Electronics Thailand PCL 73,200 476,911
Delta Electronics Thailand
PCL - NVDR 9,300 60,591
Dhipaya Group Holdings PCL,
Class F 77,100 49,497
#Dohome PCL - NVDR 65,869 7,369
Eastern Polymer Group PCL
- NVDR 2,400 246
#*Energy Absolute PCL 257,400 22,414
*Energy Absolute PCL - NVDR 310,400 27,030
Exotic Food PCL - NVDR 6,900 3,092
Shares Value
THAILAND — (Continued)
*Forth Corp. PCL 48,400 $ 8,922
Frasers Property Thailand PCL
- NVDR, Class R 2,000 385
Gunkul Engineering PCL 380,100 21,986
Hana Microelectronics PCL,
Class F 82,500 45,884
#Home Product Center PCL 350,300 79,044
Home Product Center PCL
- NVDR 223,000 50,319
#Ichitan Group PCL - NVDR 91,000 40,200
Index Livingmall PCL - NVDR 400 169
Indorama Ventures PCL,
Class F 42,100 27,295
#IRPC PCL 1,077,700 39,731
I-TAIL Corp. PCL, Class F 47,600 26,020
#*Jasmine Technology
Solution PCL - NVDR 1,300 2,210
#Karmarts PCL - NVDR 64,166 18,048
Kasikornbank PCL 6,400 38,239
Kasikornbank PCL - NVDR 800 4,780
KCE Electronics PCL - NVDR 42,400 25,333
#KCE Electronics PCL, Class
F 21,500 12,846
Kiatnakin Phatra Bank PCL
- NVDR 8,600 19,679
Kiatnakin Phatra Bank PCL,
Class F 33,000 75,512
Krung Thai Bank PCL - NVDR 48,400 43,455
Krung Thai Bank PCL, Class F 34,900 31,334
Lalin Property PCL - NVDR 1,600 240
Land & Houses PCL - NVDR 196,200 24,319
Land & Houses PCL, Class F 474,100 58,763
LPN Development PCL
- NVDR 5,400 269
MBK PCL 67,800 38,786
MC Group PCL - NVDR 8,900 3,281
MC Group PCL, Class F 60,000 22,120
Mega Lifesciences PCL 45,100 51,600
Mega Lifesciences PCL
- NVDR 5,900 6,750
Minor International PCL
- NVDR 55,500 40,393
Minor International PCL, Class
F 66,400 48,325
#MK Restaurants Group PCL
- NVDR 2,600 1,554
Netbay PCL - NVDR 8,700 6,000
Northeast Rubber PCL -
NVDR, Class R 2,700 410
Northeast Rubber PCL, Class
F 151,900 23,076
Polyplex Thailand PCL, Class
A 33,700 8,675
Praram 9 Hospital PCL -
NVDR, Class R 16,200 9,782
Precious Shipping PCL, Class
F 90,400 18,244
Prima Marine PCL - NVDR,
Class R 28,900 6,567

104
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
THAILAND — (Continued)
Prima Marine PCL, Class R 117,500 $ 26,700
Pruksa Holding PCL 159,500 18,249
Pruksa Holding PCL - NVDR 4,600 526
*PSG Corp. PCL - NVDR 11,623 850
*PSG Corp. PCL, Class F 157,596 11,520
#PTG Energy PCL, Class F 182,400 43,767
#PTT Global Chemical PCL
- NVDR 39,600 31,086
PTT Global Chemical PCL,
Class F 122,200 95,927
PTT Oil & Retail Business PCL
- NVDR, Class R 12,500 5,403
PTT Oil & Retail Business
PCL, Class F 152,900 66,087
#Quality Houses PCL - NVDR 29,800 1,222
Quality Houses PCL, Class F 783,000 32,101
Rajthanee Hospital PCL
- NVDR 400 163
S Hotels & Resorts PCL
- NVDR 4,700 249
Samart Corp. PCL - NVDR 36,900 6,919
Sansiri PCL - NVDR 1,995,300 86,876
#Sappe PCL - NVDR 9,100 9,544
SC Asset Corp. PCL 134,100 7,288
SC Asset Corp. PCL - NVDR 46,300 2,516
SCB X PCL - NVDR 1,000 4,306
SCG Packaging PCL - NVDR 2,300 1,462
SCG Packaging PCL, Class F 45,100 28,667
Siam Global House PCL 146,011 32,019
Siam Wellness Group PCL
- NVDR 450 43
Siamgas & Petrochemicals
PCL - NVDR 2,900 673
SISB PCL - NVDR, Class R 6,300 2,082
SPCG PCL 41,800 12,753
SPCG PCL - NVDR 2,100 641
Sri Trang Agro-Industry PCL
- NVDR 77,700 31,608
Star Petroleum Refining PCL
- NVDR 21,200 4,548
#Supalai PCL 30,800 17,815
Supalai PCL - NVDR 74,800 43,266
*Super Energy Corp. PCL -
NVDR, Class R 102,300 358
Susco PCL - NVDR 48,400 3,384
Thai Life Insurance PCL 181,600 68,681
Thai Nakarin Hospital PCL
- NVDR 200 202
Thai Oil PCL 54,500 74,047
Thai Oil PCL - NVDR 49,000 66,574
#Thai Union Group PCL
- NVDR 101,200 37,952
Thai Union Group PCL, Class
F 119,400 44,777
Thai Vegetable Oil PCL, Class
F 65,000 48,340
*Thaicom PCL 60,200 17,602
Thaitheparos PCL - NVDR 300 381
Tipco Asphalt PCL, Class F 44,500 19,941
Shares Value
THAILAND — (Continued)
#TMBThanachart Bank PCL 378,500 $ 24,299
TMBThanachart Bank PCL
- NVDR 331,700 21,295
TOA Paint Thailand PCL 104,900 48,341
True Corp. PCL - NVDR, Class
R 42,000 15,484
TTW PCL 130,500 38,157
TTW PCL - NVDR 4,400 1,286
Union Auction PCL - NVDR 600 99
United Paper PCL - NVDR,
Class R 1,200 288
WHA Corp. PCL - NVDR 367,400 40,401
WHA Corp. PCL, Class F 167,300 18,397
TOTAL THAILAND 4,483,143
TURKEY — (0.7%)
Agesa Hayat ve Emeklilik A/S 5,561 32,125
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 4,946 3,016
Akbank TAS 137,543 293,951
*Akfen Yenilenebilir Enerji A/S 80,873 34,772
*Aksigorta A/S 4,613 878
Albaraka Turk Katilim Bankasi
A/S 145,257 30,860
Anadolu Anonim Turk Sigorta
Sirketi 147,568 96,971
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 116,702 51,546
Anadolu Hayat Emeklilik A/S 10,345 29,447
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 1,677 2,331
*Arcelik A/S 767 2,011
ARD Grup Bilisim Teknolojileri
A/S 39,265 42,612
Aselsan Elektronik Sanayi Ve
Ticaret A/S 53,584 373,614
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 9,220 33,876
*Aydem Yenilenebilir Enerji
A/S 10,039 5,771
*Bagfas Bandirma Gubre
Fabrikalari A/S 1,920 1,320
BIM Birlesik Magazalar A/S 13,558 206,991
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 1,611 23,854
Borusan Yatirim ve Pazarlama
A/S 626 33,133
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 1 4
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 300 628
Celebi Hava Servisi A/S 122 5,103
Coca-Cola Icecek A/S 33,197 54,880
*CW Enerji Muhendislik Ticaret
VE Sanayi A/S 1,071 798
*Dap Gayrimenkul Gelistirme
A/S, Class C 14,801 3,689

105
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TURKEY — (Continued)
*Dardanel Onentas Gida
Sanayi A/S 351,581 $ 19,724
*Deva Holding A/S 1,317 2,024
Dogus Otomotiv Servis ve
Ticaret A/S 9,741 51,356
EGE Endustri VE Ticaret A/S 34 5,793
EGE Gubre Sanayii A/S 1,305 2,834
ΩEnerjisa Enerji A/S 26,289 63,286
Enerya Enerji A/S 159,845 36,458
Escar Turizm Tasimacilik
Ticaret A/S 1,667 1,071
Europap Tezol Kagit Sanayi
VE Ticaret A/S 864 254
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 28,945 27,619
Ford Otomotiv Sanayi A/S 23,430 61,252
Galata Wind Enerji A/S – –
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 4,106 11,376
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 32,693 41,682
*Grainturk Tarim A/S 453 2,308
*GSD Holding A/S 1 –
#*Gubre Fabrikalari TAS 1,596 17,633
GUR-Sel Turizm Tasimacilik
VE Servis Ticaret A/S 1,124 9,827
*Hektas Ticaret TAS 5,618 434
*Ihlas Holding A/S 102,376 5,390
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S 77,675 15,556
Is Yatirim Menkul Degerler A/S 92,153 101,831
*Izmir Firca Sanayi ve Ticaret
A/S 3,441 4,296
Jantsa Jant Sanayi Ve Ticaret
A/S 3,895 1,772
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 7,259 1,657
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 242,921 16,421
*Kiler Holding A/S 523 7,095
Kocaer Celik Sanayi Ve
Ticaret A/S 47,519 12,597
Kontrolmatik Enerji Ve
Muhendislik A/S 1 –
LDR Turizm A/S 3,260 5,397
Logo Yazilim Sanayi Ve
Ticaret A/S 10,073 38,261
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S 20,177 8,221
*Marmara Holding A/S 44,375 2,653
Ω#Mavi Giyim Sanayi Ve
Ticaret A/S, Class B 101,879 113,234
Migros Ticaret A/S 5,942 87,028
Ω*MLP Saglik Hizmetleri A/S,
Class B 8,525 92,517
*NET Holding A/S 1,849 2,042
Shares Value
TURKEY — (Continued)
*Orge Enerji Elektrik Taahhut
A/S 210 $ 346
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 1,800 17,879
*Pasifik Eurasia Lojistik Dis
Ticaret A/S 1,139 3,889
*Peker Gayrimenkul Yatirim
Ortakligi A/S 164,735 37,839
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 1,616 523
*Petkim Petrokimya Holding
A/S 89,843 38,092
*Polisan Holding A/S 11,159 4,680
*Politeknik Metal Sanayi ve
Ticaret A/S, Class A 36 5,221
*Ral Yatirim Holding A/S 28,694 123,835
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 1 1
*Sasa Polyester Sanayi A/S 473,350 27,753
Sekerbank Turk A/S 88,626 18,625
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 16,474 30,435
*Sok Marketler Ticaret A/S 29,664 44,231
Suwen Tekstil Sanayi
Pazarlama A/S 1,663 343
TAB Gida Sanayi Ve Ticaret
A/S 1,153 7,118
*TAV Havalimanlari Holding
A/S 16,482 131,784
Tekfen Holding A/S 10,632 18,762
#Tofas Turk Otomobil
Fabrikasi A/S 7,896 59,185
*Tukas Gida Sanayi ve Ticaret
A/S 404,066 26,942
*Tumosan Motor ve Traktor
Sanayi A/S 2,408 6,256
#*Turk Altin Isletmeleri A/S 26,095 32,759
Turk Traktor ve Ziraat
Makineleri A/S 1,406 19,149
Turkcell Iletisim Hizmetleri A/S 93,632 251,667
Turkiye Garanti Bankasi A/S 30,359 112,592
Turkiye Is Bankasi A/S 281,736 107,920
Turkiye Petrol Rafinerileri A/S 44,199 248,777
Turkiye Sigorta A/S 117,890 33,069
*Turkiye Vakiflar Bankasi TAO 204,976 172,021
#Ulker Biskuvi Sanayi A/S 20,159 62,759
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
*Yapi ve Kredi Bankasi A/S 157,724 148,976
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 3,120 3,448
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 16,859 4,966
*YEO Teknoloji Enerji VE
Endustri A/S 3,081 3,082
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 34,327 18,800

106
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TURKEY — (Continued)
*Zorlu Enerji Elektrik Uretim
A/S, Class H 36,368 $ 2,759
TOTAL TURKEY 4,061,563
UNITED ARAB EMIRATES — (1.9%)
Abu Dhabi Commercial Bank
PJSC 170,868 708,102
Abu Dhabi Islamic Bank PJSC 150,697 998,724
Abu Dhabi National Hotels 176,838 21,042
Abu Dhabi National Insurance
Co. PSC 6,649 14,465
Abu Dhabi National Oil Co. for
Distribution PJSC 321,371 358,766
*Abu Dhabi Ports Co. PJSC 64,538 90,675
Abu Dhabi Ship Building Co.
PJSC 8,074 17,807
ADNOC Drilling Co. PJSC 182,266 264,517
ADNOC Logistics & Services 53,068 81,062
Agthia Group PJSC 46,710 47,058
Ajman Bank PJSC 140,133 56,471
Aldar Properties PJSC 110,135 287,584
*Alpha Dhabi Holding PJSC 24,603 59,755
Amanat Holdings PJSC 184,252 64,717
*Bank of Sharjah 120,011 41,500
Burjeel Holdings PLC 107,416 36,852
Deyaar Development PJSC 155,806 43,272
Dubai Financial Market PJSC 178,758 80,797
Dubai Investments PJSC 153,253 166,913
Dubai Islamic Bank PJSC 371,295 976,600
Emaar Development PJSC 123,285 577,376
Emaar Properties PJSC 356,009 1,454,028
Emirates Driving Co. 10,080 8,892
Emirates Integrated
Telecommunications Co. PJSC 110,203 309,066
Emirates NBD Bank PJSC 126,057 1,067,451
Emirates Telecommunications
Group Co. PJSC 61,970 332,405
First Abu Dhabi Bank PJSC 172,799 875,134
*Ghitha Holding PJSC 1,804 8,282
*Gulf Pharmaceutical
Industries PSC 57,233 18,077
*Manazel PJSC 3,136 258
*Modon Holding PSC 350,992 323,024
National Bank of Ras Al-
Khaimah PSC (The), Class K 4,889 12,433
NMDC Group PJSC 13,854 77,556
Parkin Co. PJSC 93,744 157,744
*Presight AI Holding PLC 28,039 25,728
*RAK Properties PJSC 129,107 45,700
Ras Al Khaimah Ceramics
PJSC 38,940 26,931
Salik Co. PJSC 269,228 467,693
Sharjah Islamic Bank 114,032 110,845
*Union Properties PJSC 222,519 52,712
TOTAL UNITED ARAB
EMIRATES 10,368,014
TOTAL COMMON STOCKS 540,057,097
Shares Value
UNITED ARAB EMIRATES — (Continued)
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.3%)
Alpargatas SA 2.810% 10,200 $ 27,996
Axia Energia 7.130% 4,600 50,792
Banco do Estado do Rio
Grande do Sul SA, Class B
0.480% 31,797 109,380
Cia Energetica de Minas
Gerais 7.010% 167,840 368,023
Energisa SA 4.000% 52 95
Gerdau SA 2.770% 1,360 5,824
Itau Unibanco Holding SA
6.410% 77,724 675,465
Klabin SA 8.740% 3 2
Marcopolo SA 14.030% 99,948 123,132
Randoncorp SA 0.730% 29,900 36,779
Schulz SA 5.470% 300 306
Track & Field Co. SA 0.180% 600 1,788
Unipar Carbocloro SA
19.830% 3,177 38,150
TOTAL BRAZIL 1,437,732
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 1.320% 17,291 91,938
TOTAL CHILE 91,938
COLOMBIA — (0.0%)
Grupo Cibest SA 5.170% 816 16,789
Grupo de Inversiones
Suramericana SA 2.880% 12,520 177,758
TOTAL COLOMBIA 194,547
TOTAL PREFERRED
STOCKS 1,724,217
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco ABC Brasil SA
02/11/26 1,008 1,371
TOTAL BRAZIL 1,371
MALAYSIA — (0.0%)
*Berjaya Corp. BHD 01/06/31 94,977 1,927
TOTAL MALAYSIA 1,927
THAILAND — (0.0%)
*Roctec Global PCL 02/05/27 5,025 2
TOTAL THAILAND 2
TOTAL RIGHTS/WARRANTS 3,300
TOTAL INVESTMENT SECURITIES — (98.5%)
(Cost $361,028,176) 541,784,614
SECURITIES LENDING COLLATERAL — (1.5%)
@§The DFA Short Term
Investment Fund 694,582 8,036,316
TOTAL INVESTMENTS — ( 100.0% )
(Cost $369,064,492) $ 549,820,930

107
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $32,569,496 which represented 6.0% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of January 31, 2026
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 21,353,666 $ — $ — $ 21,353,666
Chile ................................ 3,767,930 — — 3,767,930
China ............................... 155,353,039 76,604 18,689 155,448,332
Colombia ............................ 1,045,169 — — 1,045,169
Czechia ............................. 404,471 — — 404,471
Egypt ............................... 121,818 — — 121,818
Greece .............................. 3,087,117 — — 3,087,117
Hong Kong ........................... 18,728 — — 18,728
Hungary ............................. 1,269,688 — — 1,269,688
India ................................ 71,639,071 29,939 — 71,669,010
Indonesia ............................ 1,883,330 201,642 61 2,085,033
Korea, Republic of ..................... 87,868,094 — 20,188 87,888,282
Kuwait .............................. 3,463,972 — 11,219 3,475,191
Malaysia ............................. 5,049,506 — — 5,049,506
Mexico .............................. 10,703,614 — — 10,703,614
Peru ................................ 738,965 — — 738,965
Philippines ........................... 1,462,938 — — 1,462,938
Poland .............................. 7,135,994 — — 7,135,994
Qatar ............................... 3,097,569 — — 3,097,569
Saudi Arabia .......................... 12,667,166 — — 12,667,166
South Africa .......................... 15,741,208 — — 15,741,208
Taiwan .............................. 112,912,982 — — 112,912,982
Thailand ............................. — 4,483,143 — 4,483,143
Turkey .............................. 4,061,563 — — 4,061,563
United Arab Emirates ................... 10,368,014 — — 10,368,014
Preferred Stocks
Brazil ............................... 1,437,732 — — 1,437,732
Chile ................................ 91,938 — — 91,938
Colombia ............................ 194,547 — — 194,547
Rights/Warrants
Brazil ............................... — 1,371 — 1,371

108
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Malaysia ............................. $ 1,927 $ — $ — $ 1,927
Thailand ............................. 2 — — 2
Securities Lending Collateral ............... — 8,036,316 — 8,036,316
Total Investments ........................ $536,941,758 $12,829,015 $50,157> $549,820,930
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

109
Dimensional Global Sustainability Fixed Income ETF
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS — (8.6%)
Federal Home Loan Banks
SOFR + 0.11%, FRN,
3.760% 04/10/26(*) ... 700 $ 700,135
Federal National Mortgage
Association
2.500%, 02/01/56, 30 YR
TBA ............... 15,406 13,074,652
2.000%, 02/01/56, 30 YR
TBA ............... 16,757 13,590,546
3.000%, 02/01/56, 30 YR
TBA ............... 3,400 3,013,036
6.000%, 02/01/56, 30 YR
TBA ............... 12,834 13,141,752
6.500%, 02/01/56, 30 YR
TBA ............... 6,835 7,077,963
Government National Mortgage
Association
6.000%, 02/01/56, 30 YR
TBA ............... 7,257 7,422,982
TOTAL AGENCY
OBLIGATIONS ........... 58,021,066
BONDS — (89.3%)
AUSTRALIA — (5.7%)
Airservices Australia
5.400%, 11/15/28, MTN . AUD 680 484,120
ASB Bank, Ltd.
0.250%, 09/08/28, MTN . EUR 118 132,062
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+0.70%, FRN,
4.422%, 06/18/27(*), MTN AUD 1,300 913,948
SOFR+0.68%, FRN,
4.625%, 07/16/27(*) .... 1,100 1,105,735
Ω SOFR+0.68%, FRN,
4.625%, 07/16/27(*) .... 1,750 1,759,124
BBSW3M+0.67%, FRN,
4.382%, 12/15/27(*), MTN AUD 1,000 702,904
Ω # SOFR+0.62%, FRN,
4.302%, 06/18/28(*) .... 515 517,222
Ω SOFR+0.85%, FRN,
4.534%, 12/16/29(*) .... 300 303,486
Commonwealth Bank of
Australia
Ω SOFR+0.75%, FRN,
4.434%, 03/13/26(*) .... 300 300,201
Ω # SOFR+0.97%, FRN,
4.654%, 03/14/27(*) .... 100 100,659
Ω SOFR+0.81%, FRN,
4.494%, 03/14/30(*) .... 782 789,451
CSL Finance PLC
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω 4.625%, 04/27/42 ...... 250 $ 225,733
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
4.939%, 07/02/27(*) .... 50 50,360
Ω SOFR+0.74%, FRN,
4.427%, 06/12/28(*) .... 1,195 1,201,388
National Australia Bank, Ltd.
BBSW3M+0.70%, FRN,
4.345%, 05/10/27(*), MTN AUD 720 506,378
Ω SOFR+0.79%, FRN,
4.753%, 01/14/30(*) .... 1,500 1,511,021
New South Wales Treasury
Corp.
1.750%, 03/20/34 ...... AUD 2,700 1,468,379
4.750%, 02/20/35 ...... AUD 93 63,030
4.750%, 09/20/35 ...... AUD 276 185,726
4.250%, 02/20/36 ...... AUD 5,893 3,784,780
2.250%, 05/07/41 ...... AUD 6,600 2,984,507
Northern Territory Treasury
Corp.
5.750%, 04/21/37 ...... AUD 100 69,874
South Australian Government
Financing Authority
1.750%, 05/24/34 ...... AUD 500 270,027
2.000%, 05/23/36 ...... AUD 800 411,167
Tasmanian Public Finance
Corp.
4.000%, 01/20/34, MTN . AUD 625 401,047
Treasury Corp. of Victoria
2.000%, 09/17/35 ...... AUD 8,004 4,189,645
4.750%, 09/15/36, MTN . AUD 2,738 1,812,725
2.000%, 11/20/37, MTN . AUD 6,850 3,311,293
5.250%, 09/15/38, MTN . AUD 142 96,178
5.500%, 09/15/39 ...... AUD 5,110 3,508,608
2.250%, 11/20/41, MTN . AUD 4,800 2,106,492
Westpac Banking Corp.
SOFR+0.42%, FRN,
4.365%, 04/16/26(*) .... 1,400 1,400,867
BBSW3M+0.98%, FRN,
4.633%, 02/16/28(*), MTN AUD 500 353,736
SOFR+0.82%, FRN,
4.841%, 07/01/30(*) .... 600 605,848
Westpac Securities NZ, Ltd.
1.099%, 03/24/26, MTN . EUR 711 844,508
TOTAL AUSTRALIA ....... 38,472,229
AUSTRIA — (1.0%)
Republic of Austria Government
Bond
Ω 2.950%, 02/20/35 ...... EUR 2,059 2,433,558

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Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRIA — (Continued)
3.200%, 07/15/39 ...... EUR 3,631 $ 4,231,403
TOTAL AUSTRIA ......... 6,664,961
BELGIUM — (3.5%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450%, 01/23/39 ...... 197 203,011
Dexia SA
SONIA/N+1.00%, FRN,
4.990%, 03/25/26(*), MTN GBP 2,000 2,747,837
Kingdom of Belgium
Government Bond
Ω 0.100%, 06/22/30 ...... EUR 1,300 1,393,016
Ω 2.850%, 10/22/34 ...... EUR 269 312,631
Ω 1.450%, 06/22/37 ...... EUR 2,756 2,659,018
Ω 1.900%, 06/22/38 ...... EUR 8,487 8,416,879
Ω 0.400%, 06/22/40 ...... EUR 3,096 2,320,435
Ω 4.250%, 03/28/41 ...... EUR 463 580,972
Ministeries Van de Vlaamse
Gemeenschap
2.750%, 10/22/29, MTN . EUR 2,000 2,391,412
3.250%, 06/22/37, MTN . EUR 2,300 2,636,936
4.000%, 09/26/42, MTN . EUR 100 118,665
TOTAL BELGIUM ........ 23,780,812
CANADA — (13.5%)
American National Group, Inc.
Ω 6.144%, 06/13/32 ...... 254 263,632
# 6.000%, 07/15/35 ...... 545 549,397
Bank of Montreal
SOFRINDX+0.76%, FRN,
4.473%, 06/04/27(*) .... 50 50,235
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.279%, 03/02/26(*) .... 90 90,027
SOFR+0.61%, FRN,
4.294%, 09/15/26(*) .... 300 300,548
SOFRINDX+0.78%, FRN,
4.493%, 06/04/27(*) .... 100 100,457
SOFRINDX+1.08%, FRN,
4.924%, 08/01/29(*) .... 150 151,706
Brookfield Finance, Inc.
4.350%, 04/15/30 ...... 195 195,648
Canadian Government Bond
2.750%, 06/01/33 ...... CAD 1,950 1,395,968
3.250%, 06/01/35 ...... CAD 1,067 779,596
Canadian Imperial Bank of
Commerce
SOFR+0.94%, FRN,
4.986%, 06/28/27(*) .... 100 100,800
6.092%, 10/03/33 ...... 178 192,809
City of Montreal Canada
3.900%, 09/01/35 ...... CAD 1,799 1,320,697
3.150%, 12/01/36 ...... CAD 2,000 1,348,758
2.400%, 12/01/41 ...... CAD 2,000 1,119,108
6.000%, 06/01/43 ...... CAD 2,000 1,705,468
Face
Amount^
Value
(000)
CANADA — (Continued)
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
4.956%, 03/11/26(*) .... 900 $ 901,106
3.000%, 06/15/28 ...... CAD 7,900 5,874,405
4.750%, 06/02/33 ...... CAD 3,000 2,397,585
Export Development Canada
SOFRINDX+0.33%, FRN,
4.195%, 08/01/28(*) .... 5,380 5,390,504
Fairfax Financial Holdings, Ltd.
3.375%, 03/03/31 ...... 100 94,521
5.625%, 08/16/32 ...... 691 721,303
Federation des Caisses
Desjardins du Quebec
3.250%, 03/28/31, MTN . EUR 366 435,211
Hydro-Quebec
6.000%, 02/15/40, MTN . CAD 5,000 4,344,940
Magna International, Inc.
5.875%, 06/01/35 ...... 487 513,681
OMERS Finance Trust
3.250%, 01/28/35 ...... EUR 442 526,699
Ontario Teachers' Finance Trust
3.300%, 10/05/29, MTN . EUR 800 975,572
1.850%, 05/03/32 ...... EUR 924 1,030,370
Province of Alberta Canada
3.375%, 04/02/35, MTN . EUR 438 526,961
3.450%, 12/01/43 ...... CAD 4,000 2,592,771
Province of British Columbia
Canada
4.950%, 07/16/32, MTN . AUD 200 138,761
4.150%, 06/18/34 ...... CAD 8,800 6,741,067
4.700%, 06/18/37 ...... CAD 2,000 1,564,494
Province of Manitoba Canada
3.900%, 12/02/32 ...... CAD 1,800 1,369,284
3.800%, 06/02/33 ...... CAD 800 602,232
4.850%, 08/28/34, MTN . AUD 198 131,934
3.700%, 06/02/35 ...... CAD 3,000 2,200,369
4.100%, 03/05/41 ...... CAD 3,000 2,144,873
4.400%, 03/05/42 ...... CAD 3,600 2,648,100
Province of Nova Scotia
Canada
5.800%, 06/01/33, MTN . CAD 456 386,129
3.850%, 06/01/35 ...... CAD 4,000 2,968,032
Province of Ontario Canada
3.700%, 09/17/29 ...... 2,000 1,993,805
CAONINDX+0.41%, FRN,
2.678%, 11/19/30(*) .... CAD 1,079 799,774
0.010%, 11/25/30, MTN . EUR 459 480,258
4.100%, 03/04/33 ...... CAD 2,000 1,539,652
5.350%, 05/08/34, MTN . AUD 100 70,256
4.150%, 06/02/34 ...... CAD 5,000 3,837,167
3.500%, 06/02/43 ...... CAD 3,000 1,970,387
Province of Quebec Canada
2.750%, 09/01/28 ...... CAD 1,000 738,847
3.250%, 09/01/32 ...... CAD 3,800 2,784,104

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Face
Amount^
Value
(000)
CANADA — (Continued)
3.250%, 05/22/35, MTN . EUR 446 $ 531,722
4.000%, 09/01/35 ...... CAD 699 522,659
5.000%, 12/01/38 ...... CAD 3,500 2,785,216
5.000%, 12/01/41 ...... CAD 7,000 5,508,193
Province of Saskatchewan
Canada
3.800%, 06/02/35 ...... CAD 5,000 3,710,409
PSP Capital, Inc.
SOFR+0.35%, FRN,
4.107%, 12/01/27(*) .... 2,500 2,502,916
Rogers Communications, Inc.
2.900%, 11/15/26 ...... 41 40,116
7.500%, 08/15/38 ...... 506 583,360
4.500%, 03/15/42 ...... 125 107,406
5.450%, 10/01/43 ...... 313 296,390
Royal Bank of Canada
SOFRINDX+0.71%, FRN,
4.638%, 01/21/27(*) .... 100 100,379
3.625%, 06/14/27, MTN . GBP 318 433,640
5.000%, 01/24/28, MTN . GBP 100 139,684
2.125%, 04/26/29, MTN . EUR 700 817,471
TELUS Corp.
4.850%, 04/05/44 ...... CAD 1,500 1,074,054
Toronto-Dominion Bank (The)
# SOFR+0.73%, FRN,
4.741%, 04/05/27(*) .... 150 150,645
3.357%, 09/22/32, MTN . EUR 452 535,859
TOTAL CANADA ......... 90,940,127
DENMARK — (0.4%)
Denmark Government Bond
2.250%, 11/15/35 ...... DKK 513 78,656
Novo Nordisk Finance
Netherlands BV
2.875%, 08/27/30, MTN . EUR 445 531,237
3.125%, 05/27/33, MTN . EUR 1,500 1,779,891
3.375%, 02/20/35, MTN . EUR 448 529,305
TOTAL DENMARK ....... 2,919,089
FINLAND — (2.0%)
Finland Government Bond
Ω 3.000%, 09/15/35 ...... EUR 2,708 3,194,717
Ω 2.750%, 04/15/38 ...... EUR 4,011 4,489,421
Kuntarahoitus OYJ
3.000%, 09/25/28, MTN . EUR 182 220,394
Ω SOFRINDX+1.00%, FRN,
4.865%, 02/02/29(*) .... 1,075 1,096,967
3.125%, 07/29/30, MTN . EUR 715 870,905
Nordea Bank Abp
1.125%, 09/27/27, MTN . EUR 450 524,884
0.500%, 11/02/28, MTN . EUR 821 922,193
Ω SOFR+1.02%, FRN,
4.714%, 09/10/29(*) .... 668 676,312
Ω SOFR+0.83%, FRN,
4.575%, 08/28/30(*) .... 339 340,575
OP Corporate Bank PLC
Face
Amount^
Value
(000)
FINLAND — (Continued)
EUR003M+0.40%, FRN,
2.418%, 03/28/27(*) .... EUR 521 $ 621,049
Stora Enso OYJ
Ω 7.250%, 04/15/36 ...... 464 510,803
TOTAL FINLAND ......... 13,468,220
FRANCE — (4.5%)
Action Logement Services
3.125%, 09/28/37, MTN . EUR 1,000 1,115,610
4.125%, 10/03/38, MTN . EUR 2,800 3,387,369
Agence France Locale
3.125%, 03/20/34, MTN . EUR 400 466,763
Banque Federative du Credit
Mutuel SA
EUR003M+0.64%, FRN,
2.669%, 03/05/27(*) .... EUR 100 119,478
1.750%, 03/15/29, MTN . EUR 400 460,371
1.250%, 06/03/30 ...... EUR 400 440,607
3.500%, 05/15/31, MTN . EUR 100 120,862
4.750%, 11/10/31, MTN . EUR 400 510,022
BNP Paribas SA
3.625%, 09/01/29, MTN . EUR 500 609,653
5.750%, 06/13/32, MTN . GBP 200 283,790
4.095%, 02/13/34, MTN . EUR 1,000 1,233,326
Bouygues SA
5.375%, 06/30/42 ...... EUR 200 264,426
BPCE SA
Ω 2.700%, 10/01/29 ...... 50 47,317
0.625%, 01/15/30 ...... EUR 300 327,376
0.250%, 01/14/31 ...... EUR 300 311,297
0.750%, 03/03/31, MTN . EUR 200 210,500
2.375%, 04/26/32, MTN . EUR 800 902,338
Caisse d'Amortissement de la
Dette Sociale
3.000%, 05/25/28, MTN . EUR 2,900 3,503,131
Caisse des Depots et
Consignations
3.125%, 05/25/35, MTN . EUR 400 464,479
Credit Agricole SA
0.375%, 04/20/28, MTN . EUR 500 567,464
2.500%, 08/29/29, MTN . EUR 400 472,972
Ω 5.514%, 07/05/33 ...... 312 326,290
3.750%, 05/27/35, MTN . EUR 200 238,445
Credit Mutuel Arkea SA
0.750%, 01/18/30, MTN . EUR 200 218,605
4.125%, 02/01/34, MTN . EUR 400 495,365
French Republic Government
Bond OAT
Ω 1.250%, 05/25/38 ...... EUR 5,271 4,763,163
Ω 0.500%, 05/25/40 ...... EUR 1,435 1,082,642
La Poste SA
2.625%, 09/14/28, MTN . EUR 900 1,071,632
4.000%, 06/12/35, MTN . EUR 200 246,724
0.625%, 01/18/36, MTN . EUR 400 356,359
RCI Banque SA

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Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.125%, 04/04/31 ...... EUR 272 $ 334,561
Region of Ile de France
2.375%, 04/24/26, MTN . EUR 1,300 1,547,735
SFIL SA
3.000%, 09/24/30, MTN . EUR 2,900 3,478,567
Societe Generale SA
0.250%, 07/08/27, MTN . EUR 200 231,073
4.250%, 11/16/32, MTN . EUR 100 126,805
Wendel SE
3.750%, 08/11/33 ...... EUR 100 119,124
TOTAL FRANCE ......... 30,456,241
GERMANY — (4.5%)
Bayer US Finance II LLC
Ω 4.200%, 07/15/34 ...... 493 462,654
Ω 5.500%, 07/30/35 ...... 1,030 1,045,368
Ω 4.625%, 06/25/38 ...... 770 707,642
Bayer US Finance LLC
Ω 6.500%, 11/21/33 ...... 743 808,011
BMW International Investment
BV
3.125%, 07/22/29, MTN . EUR 435 524,340
3.500%, 01/22/33, MTN . EUR 227 273,826
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
4.594%, 08/13/26(*) .... 50 50,151
Daimler Truck Finance North
America LLC
Ω 5.500%, 09/20/33 ...... 335 345,422
Deutsche Bahn AG
1.875%, 05/24/30, MTN . EUR 400 462,971
0.875%, 07/11/31, MTN . EUR 116 124,942
1.375%, 03/03/34, MTN . EUR 1,208 1,258,833
0.750%, 07/16/35, MTN . EUR 1,450 1,371,964
3.625%, 12/18/37, MTN . EUR 106 128,542
3.375%, 01/29/38, MTN . EUR 100 117,666
4.000%, 11/23/43, MTN . EUR 100 121,693
Deutsche Telekom International
Finance BV
Ω 4.750%, 06/21/38 ...... 185 178,355
E.ON International Finance BV
Ω 6.650%, 04/30/38 ...... 519 578,993
EnBW International Finance BV
4.300%, 05/23/34, MTN . EUR 1,500 1,889,478
FMS Wertmanagement
0.375%, 04/29/30, MTN . EUR 100 108,108
Fresenius Medical Care AG
3.875%, 09/20/27, MTN . EUR 187 226,999
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375%, 02/16/31 ...... 249 221,971
Fresenius SE & Co. KGaA
2.875%, 05/24/30, MTN . EUR 134 159,752
Kreditanstalt fuer Wiederaufbau
3.125%, 10/10/28, MTN . EUR 500 607,851
Face
Amount^
Value
(000)
GERMANY — (Continued)
4.200%, 02/08/29, MTN . AUD 2,500 $ 1,732,442
2.600%, 06/20/37 ...... JPY 62,000 415,345
Land Berlin
0.100%, 01/18/30, MTN . EUR 50 54,165
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SONCINDX+1.25%, FRN,
5.237%, 02/23/26(*) .... GBP 3,500 4,805,734
4.875%, 03/09/26, MTN . 899 899,771
Siemens
Financieringsmaatschappij NV
3.125%, 05/22/32, MTN . EUR 800 960,379
3.000%, 09/08/33, MTN . EUR 700 825,758
3.375%, 02/22/37 ...... EUR 2,000 2,340,614
2.875%, 03/11/41 ...... 500 378,034
Ω 2.875%, 03/11/41 ...... 3,388 2,561,557
Sixt SE
3.250%, 01/22/30, MTN . EUR 237 284,609
T-Mobile USA, Inc.
4.375%, 04/15/40 ...... 1,124 1,004,341
Volkswagen Bank GmbH
4.625%, 05/03/31, MTN . EUR 100 125,727
Volkswagen Financial Services
AG
3.875%, 09/10/30 ...... EUR 849 1,043,784
Volkswagen Group of America
Finance LLC
Ω # 5.900%, 09/12/33 ...... 200 209,779
Ω 5.600%, 03/22/34 ...... 788 809,678
TOTAL GERMANY ....... 30,227,249
IRELAND — (0.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.650%, 07/21/27 ...... 214 212,728
3.300%, 01/30/32 ...... 752 695,750
3.850%, 10/29/41 ...... 1,000 817,251
Ireland Government Bond
2.600%, 10/18/34 ...... EUR 1,509 1,747,814
0.400%, 05/15/35 ...... EUR 1,235 1,159,607
TOTAL IRELAND ......... 4,633,150
ITALY — (0.7%)
Intesa Sanpaolo SpA
5.625%, 03/08/33, MTN . EUR 365 493,490
Ω 6.625%, 06/20/33 ...... 538 593,320
Italy Buoni Poliennali Del
Tesoro
5.750%, 02/01/33 ...... EUR 1,710 2,381,491
Ω 0.950%, 03/01/37 ...... EUR 1,339 1,217,347
Ω 3.250%, 03/01/38 ...... EUR 100 114,670
Ω 1.800%, 03/01/41 ...... EUR 100 90,963
TOTAL ITALY ........... 4,891,281
JAPAN — (7.5%)
7-Eleven, Inc.

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continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Ω 2.500%, 02/10/41 ...... 1,330 $ 913,249
American Honda Finance Corp.
SOFRINDX+0.72%, FRN,
4.731%, 10/05/26(*) .... 159 159,417
SOFR+0.71%, FRN,
4.693%, 07/09/27(*) .... 681 683,640
SOFR+0.72%, FRN,
4.628%, 10/22/27(*) .... 375 376,516
3.650%, 04/23/31, MTN . EUR 438 531,211
3.500%, 06/27/31 ...... EUR 200 240,792
3.950%, 03/19/32, MTN . EUR 570 697,846
Japan Government Ten Year
Bond
0.100%, 06/20/28 ...... JPY 327,800 2,066,844
0.100%, 06/20/29 ...... JPY 483,500 2,995,312
0.200%, 03/20/32 ...... JPY 250,350 1,473,942
0.500%, 12/20/32 ...... JPY 238,550 1,410,408
0.500%, 03/20/33 ...... JPY 238,500 1,403,000
0.400%, 06/20/33 ...... JPY 483,850 2,808,155
1.000%, 03/20/34 ...... JPY 150,000 896,567
Japan Government Thirty Year
Bond
2.500%, 06/20/34 ...... JPY 330,000 2,212,921
2.400%, 03/20/37 ...... JPY 240,000 1,558,553
2.400%, 09/20/38 ...... JPY 1,215,050 7,731,234
2.300%, 03/20/40 ...... JPY 269,350 1,655,509
2.200%, 03/20/41 ...... JPY 207,550 1,238,775
Japan Government Twenty Year
Bond
1.400%, 09/20/34 ...... JPY 347,100 2,129,807
1.200%, 12/20/34 ...... JPY 259,300 1,557,531
1.200%, 03/20/35 ...... JPY 330,000 1,973,497
0.600%, 09/20/37 ...... JPY 401,900 2,120,227
0.300%, 09/20/39 ...... JPY 300,000 1,417,289
0.300%, 12/20/39 ...... JPY 460,000 2,152,124
0.400%, 03/20/40 ...... JPY 633,650 2,985,007
1.500%, 09/20/43 ...... JPY 1,800 9,230
Mitsubishi UFJ Financial Group,
Inc.
3.195%, 07/18/29 ...... 232 224,863
Mizuho Financial Group, Inc.
2.096%, 04/08/32, MTN . EUR 246 273,429
3.767%, 08/27/34, MTN . EUR 300 362,179
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
5.296%, 07/02/27(*) .... 100 100,872
2.679%, 07/16/30 ...... 666 616,955
NTT Finance Corp.
3.678%, 07/16/33 ...... EUR 441 531,875
Ω 5.502%, 07/16/35 ...... 242 249,990
Ω 4.091%, 07/16/37 ...... EUR 428 518,542
ORIX Corp.
3.447%, 10/22/31, MTN . EUR 693 834,367
Protective Life Corp.
8.450%, 10/15/39 ...... 234 288,799
Face
Amount^
Value
(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial
Group, Inc.
1.546%, 06/15/26 ...... EUR 327 $ 387,966
Takeda Pharmaceutical Co.,
Ltd.
1.000%, 07/09/29 ...... EUR 223 249,478
3.025%, 07/09/40 ...... 414 317,477
Toyota Motor Credit Corp.
SOFRINDX+0.89%, FRN,
4.672%, 05/18/26(*) .... 100 100,215
SOFR+0.65%, FRN,
4.332%, 03/19/27(*), MTN 100 100,422
TOTAL JAPAN ........... 50,556,032
LUXEMBOURG — (0.6%)
JAB Holdings BV
5.000%, 06/12/33 ...... EUR 400 514,610
4.375%, 04/25/34 ...... EUR 2,900 3,560,687
TOTAL LUXEMBOURG .... 4,075,297
NETHERLANDS — (3.1%)
ABN AMRO Bank NV
EUR003M+0.60%, FRN,
2.616%, 01/15/27(*) .... EUR 1,500 1,790,888
Ω SOFRINDX+0.75%, FRN,
4.753%, 07/07/28(*) .... 1,172 1,177,330
3.125%, 01/21/30, MTN . EUR 400 483,565
4.250%, 02/21/30, MTN . EUR 500 623,859
3.000%, 10/01/31 ...... EUR 200 238,482
Akzo Nobel NV
4.000%, 03/31/35, MTN . EUR 1,900 2,271,797
BNG Bank NV
Δ –%, 08/31/28, MTN .... EUR 1,900 2,132,402
0.100%, 01/15/30 ...... EUR 1,200 1,300,383
3.000%, 04/23/30, MTN . EUR 3,450 4,182,686
2.450%, 07/21/32, MTN . AUD 556 330,262
Cooperatieve Rabobank UA
SOFR+0.60%, FRN,
4.528%, 01/21/28(*) .... 250 251,056
BBSW3M+0.75%, FRN,
4.406%, 05/26/28(*), MTN AUD 500 352,250
SOFR+0.59%, FRN,
4.529%, 10/17/28(*) .... 827 830,185
SOFRINDX+0.89%, FRN,
4.829%, 10/17/29(*) .... 1,422 1,440,017
5.250%, 05/24/41 ...... 1,033 1,029,735
CTP NV
1.500%, 09/27/31, MTN . EUR 350 372,617
Enexis Holding NV
0.625%, 06/17/32, MTN . EUR 178 181,589
Heineken NV
Ω 4.000%, 10/01/42 ...... 385 322,768
ING Groep NV
3.000%, 02/18/26, MTN . GBP 300 411,515
2.000%, 09/20/28, MTN . EUR 200 234,436
4.550%, 10/02/28 ...... 17 17,221

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Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
4.050%, 04/09/29 ...... 21 $ 20,955
Koninklijke Philips NV
5.000%, 03/15/42 ...... 120 111,292
Nederlandse Waterschapsbank
NV
2.500%, 05/22/30, MTN . EUR 100 118,673
Netherlands Government Bond
Ω Δ –%, 01/15/38 ......... EUR 335 274,174
TOTAL NETHERLANDS ... 20,500,137
NEW ZEALAND — (0.7%)
New Zealand Government Bond
3.500%, 04/14/33 ...... NZD 1,646 944,830
4.500%, 05/15/35 ...... NZD 2,091 1,260,696
1.750%, 05/15/41 ...... NZD 5,427 2,157,834
New Zealand Local Government
Funding Agency Bond
5.000%, 03/08/34, MTN . AUD 150 103,152
TOTAL NEW ZEALAND .... 4,466,512
SINGAPORE — (0.2%)
Temasek Financial I, Ltd.
3.500%, 02/15/33, MTN . EUR 644 784,523
5.125%, 07/26/40, MTN . GBP 402 548,653
TOTAL SINGAPORE ...... 1,333,176
SPAIN — (0.8%)
Acciona Energia Financiacion
Filiales SA
5.125%, 04/23/31, MTN . EUR 200 253,973
Banco Santander SA
4.250%, 06/12/30, MTN . EUR 100 125,207
6.938%, 11/07/33 ...... 400 456,037
CaixaBank SA
3.750%, 09/07/29, MTN . EUR 600 737,993
4.250%, 09/06/30, MTN . EUR 200 251,238
Spain Government Bond
Ω 3.900%, 07/30/39 ...... EUR 1,150 1,416,512
Telefonica Emisiones SA
3.724%, 01/23/34 ...... EUR 700 828,981
7.045%, 06/20/36 ...... 1,094 1,221,968
TOTAL SPAIN ........... 5,291,909
SUPRANATIONAL — (13.5%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
4.690%, 06/16/26(*) .... 210 210,617
SOFRINDX+1.00%, FRN,
4.761%, 08/27/26(*) .... 608 610,997
SOFRINDX+1.00%, FRN,
5.023%, 04/06/27(*) .... 4,500 4,539,129
2.350%, 06/21/27 ...... JPY 50,000 329,949
SOFRINDX+0.30%, FRN,
3.983%, 06/20/28(*) .... 2,389 2,388,554
SONIA/N+1.00%, FRN,
4.987%, 05/23/29(*), MTN GBP 5,007 7,025,218
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
0.150%, 10/10/34, MTN . EUR 200 $ 184,883
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.153%, 04/14/26(*) .... 369 368,978
SOFRINDX+0.33%, FRN,
4.116%, 02/20/28(*) .... 5,900 5,905,129
SOFRINDX+0.30%, FRN,
4.086%, 02/16/29(*) .... 3,454 3,450,972
SOFRINDX+0.42%, FRN,
4.362%, 07/22/30(*) .... 3,703 3,707,706
2.875%, 07/17/31, MTN . EUR 150 179,884
European Financial Stability
Facility
2.625%, 05/07/30, MTN . EUR 50 59,778
2.875%, 02/16/33, MTN . EUR 350 416,933
0.875%, 04/10/35, MTN . EUR 200 196,536
European Investment Bank
SONIA/N+0.34%, FRN,
4.328%, 03/12/26(*) .... GBP 4,523 6,208,054
2.150%, 01/18/27 ...... JPY 70,000 459,003
ESTRON+2.00%, FRN,
3.934%, 01/27/28(*) .... EUR 1,000 1,234,273
SOFRINDX+1.00%, FRN,
4.764%, 05/21/28(*) .... 900 915,838
SOFRINDX+0.32%, FRN,
4.124%, 08/14/29(*) .... 2,761 2,762,820
2.875%, 06/18/35 ...... EUR 300 354,061
European Stability Mechanism
3.000%, 08/23/33 ...... EUR 100 120,559
European Union
2.875%, 10/05/29 ...... EUR 4,000 4,836,632
3.000%, 12/04/34, MTN . EUR 3,500 4,159,682
0.400%, 02/04/37 ...... EUR 1,274 1,124,422
3.375%, 10/04/38, MTN . EUR 3,803 4,498,876
3.375%, 11/04/42, MTN . EUR 242 276,501
Inter-American Development
Bank
SOFRINDX+0.17%, FRN,
3.860%, 09/16/26(*) .... 600 600,024
SOFRINDX+0.28%, FRN,
4.272%, 04/12/27(*) .... 843 843,610
SOFRINDX+0.35%, FRN,
4.381%, 10/04/27(*) .... 4,677 4,683,935
SOFRINDX+0.27%, FRN,
3.953%, 03/20/28(*) .... 200 199,897
SOFRINDX+0.35%, FRN,
4.381%, 10/05/28(*) .... 900 900,709
SOFRINDX+0.30%, FRN,
4.102%, 02/15/29(*) .... 1,912 1,912,134

115
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.37%, FRN,
4.235%, 08/01/29(*) .... 4,684 $ 4,684,870
SOFRINDX+0.39%, FRN,
4.084%, 03/13/30(*) .... 1,843 1,841,299
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
3.992%, 09/23/26(*) .... 568 568,295
SOFRINDX+0.37%, FRN,
4.362%, 01/12/27(*) .... 559 559,623
SOFRINDX+0.28%, FRN,
4.052%, 02/23/27(*) .... 447 447,612
SOFRINDX+0.27%, FRN,
3.963%, 06/15/27(*) .... 1,722 1,722,908
SOFRINDX+0.43%, FRN,
4.220%, 08/19/27(*) .... 892 895,943
SOFRINDX+0.30%, FRN,
4.102%, 05/15/28(*) .... 4,776 4,781,259
SOFRINDX+0.29%, FRN,
4.065%, 11/22/28(*) .... 607 607,382
SOFRINDX+0.30%, FRN,
4.228%, 01/24/29(*) .... 2,850 2,843,673
International Development
Association
2.500%, 05/28/30 ...... EUR 600 712,777
International Finance Corp.
SOFRINDX+0.28%, FRN,
3.970%, 03/16/26(*) .... 306 306,028
SOFRINDX+0.31%, FRN,
4.540%, 08/28/28(*), MTN 855 855,104
SOFRINDX+0.36%, FRN,
4.121%, 08/28/29(*) .... 1,416 1,415,281
1.500%, 04/15/35, MTN . AUD 2,100 1,064,263
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
4.813%, 05/12/26(*) .... 258 258,582
Ω SOFRINDX+0.29%, FRN,
4.321%, 10/04/27(*) .... 1,800 1,802,969
TOTAL SUPRANATIONAL . 91,034,161
SWEDEN — (1.1%)
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.430%, 05/03/27(*) .... EUR 100 119,226
Svensk Exportkredit AB
3.375%, 08/30/30, MTN . EUR 1,000 1,221,278
2.750%, 09/05/31 ...... EUR 100 118,271
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
4.406%, 05/28/27(*) .... 980 983,684
3.750%, 11/01/27, MTN . EUR 230 280,013
5.000%, 03/02/28, MTN . AUD 2,350 1,651,774
0.050%, 09/06/28, MTN . EUR 600 670,586
Swedbank AB
Face
Amount^
Value
(000)
SWEDEN — (Continued)
Ω SOFR+1.03%, FRN,
4.797%, 11/20/29(*) .... 1,834 $ 1,859,917
Volvo Treasury AB
2.625%, 02/20/26, MTN . EUR 150 178,467
3.000%, 05/20/30, MTN . EUR 198 236,521
TOTAL SWEDEN ......... 7,319,737
UNITED KINGDOM — (3.4%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32 ...... 290 300,641
Ω 5.550%, 05/30/33 ...... 435 449,610
Ω 5.950%, 10/15/33 ...... 1,050 1,107,146
British Telecommunications
PLC
# 5.125%, 12/04/28 ...... 45 46,189
3.375%, 08/30/32, MTN . EUR 200 237,757
HSBC USA, Inc.
SOFR+0.96%, FRN,
4.673%, 03/04/27(*) .... 201 202,045
Lloyds Banking Group PLC
4.550%, 08/16/28 ...... 356 360,648
Motability Operations Group
PLC
3.875%, 01/24/34, MTN . EUR 1,400 1,688,454
Nationwide Building Society
3.250%, 09/05/29, MTN . EUR 315 380,487
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
4.686%, 05/17/27(*) .... 100 100,495
U.K. Gilt
4.500%, 03/07/35 ...... GBP 183 250,621
1.125%, 01/31/39 ...... GBP 16,284 14,428,189
1.250%, 10/22/41 ...... GBP 1,199 978,470
United Kingdom Gilt
0.625%, 07/31/35 ...... GBP 2,155 2,077,033
Vodafone Group PLC
6.150%, 02/27/37 ...... 166 180,874
TOTAL UNITED KINGDOM . 22,788,659
UNITED STATES — (21.9%)
Abbott Ireland Financing DAC
0.375%, 11/19/27 ...... EUR 910 1,044,510
Abbott Laboratories
6.000%, 04/01/39 ...... 358 391,263
5.300%, 05/27/40 ...... 50 51,318
4.750%, 04/15/43 ...... 1,133 1,060,477
Aetna, Inc.
6.750%, 12/15/37 ...... 373 410,190
4.500%, 05/15/42 ...... 886 761,024
Affiliated Managers Group, Inc.
3.300%, 06/15/30 ...... 648 618,192
Aflac, Inc.
6.900%, 12/17/39 ...... 335 383,038
6.450%, 08/15/40 ...... 100 110,007
Allstate Corp. (The)
5.550%, 05/09/35 ...... 835 873,332

116
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.500%, 06/15/43 ...... 100 $ 87,014
Ally Financial, Inc.
8.000%, 11/01/31 ...... 788 893,512
8.000%, 11/01/31 ...... 835 944,985
Alphabet, Inc.
3.375%, 05/06/37 ...... EUR 611 707,821
Amazon.com, Inc.
3.875%, 08/22/37 ...... 650 589,564
2.875%, 05/12/41 ...... 4,035 3,042,579
Amcor Finance USA, Inc.
4.500%, 05/15/28 ...... 50 50,354
American Express Co.
SOFRINDX+0.65%, FRN,
4.300%, 11/04/26(*) .... 100 100,281
8.150%, 03/19/38 ...... 335 425,038
American Medical Systems
Europe BV
1.625%, 03/08/31 ...... EUR 473 525,582
American Water Capital Corp.
6.593%, 10/15/37 ...... 264 299,620
Amgen, Inc.
5.600%, 03/02/43 ...... 100 100,747
Aon Global, Ltd.
4.250%, 12/12/42 ...... 50 41,967
Apple, Inc.
2.375%, 02/08/41 ...... 100 71,595
3.850%, 05/04/43 ...... 2,255 1,898,940
Arrow Electronics, Inc.
3.875%, 01/12/28 ...... 497 494,173
5.875%, 04/10/34 ...... 734 764,419
Assurant, Inc.
2.650%, 01/15/32 ...... 150 133,235
Assured Guaranty US Holdings,
Inc.
# 3.150%, 06/15/31 ...... 88 82,792
AT&T, Inc.
6.300%, 01/15/38 ...... 80 86,073
4.850%, 03/01/39 ...... 372 352,012
6.100%, 07/15/40 ...... 50 51,165
6.375%, 03/01/41 ...... 100 106,765
6.250%, 03/29/41 ...... 335 350,598
3.500%, 06/01/41 ...... 341 268,000
Athene Holding, Ltd.
# 5.875%, 01/15/34 ...... 413 428,796
AutoNation, Inc.
2.400%, 08/01/31 ...... 100 88,467
Avnet, Inc.
3.000%, 05/15/31 ...... 351 318,802
5.500%, 06/01/32 ...... 623 635,299
Bank of America Corp.
5.875%, 02/07/42, MTN . 576 611,738
Best Buy Co., Inc.
1.950%, 10/01/30 ...... 1 899
Blue Owl Finance LLC
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 6.250%, 04/18/34 ...... 609 $ 627,593
BMS Ireland Capital Funding
DAC
3.363%, 11/10/33 ...... EUR 300 355,951
Boardwalk Pipelines, LP
5.625%, 08/01/34 ...... 150 156,513
Booking Holdings, Inc.
4.500%, 11/15/31 ...... EUR 1,048 1,328,964
3.750%, 03/01/36 ...... EUR 172 203,726
Boston Properties, LP
2.550%, 04/01/32 ...... 444 388,174
2.450%, 10/01/33 ...... 100 82,691
6.500%, 01/15/34 ...... 282 302,591
5.750%, 01/15/35 ...... 539 551,604
Brighthouse Financial, Inc.
# 5.625%, 05/15/30 ...... 206 209,585
Brixmor Operating Partnership,
LP
4.050%, 07/01/30 ...... 84 82,687
Broadcom, Inc.
3.469%, 04/15/34 ...... 422 383,653
Ω 3.187%, 11/15/36 ...... 1,397 1,183,922
3.500%, 02/15/41 ...... 171 138,851
Brown & Brown, Inc.
2.375%, 03/15/31 ...... 525 471,895
Brunswick Corp.
# 4.400%, 09/15/32 ...... 616 594,381
Capital One Financial Corp.
4.100%, 02/09/27 ...... 40 39,878
6.700%, 11/29/32 ...... 213 235,058
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.314%, 05/13/26(*) .... 72 72,044
SOFRINDX+1.05%, FRN,
4.769%, 03/03/27(*) .... 300 302,314
Chubb INA Holdings LLC
0.875%, 12/15/29 ...... EUR 231 255,684
6.500%, 05/15/38 ...... 1,000 1,130,303
Cigna Group (The)
4.800%, 08/15/38 ...... 1,236 1,177,541
3.200%, 03/15/40 ...... 740 579,548
Cisco Systems, Inc.
5.900%, 02/15/39 ...... 1,985 2,135,259
5.500%, 01/15/40 ...... 4,878 5,048,224
Citigroup, Inc.
6.875%, 03/05/38 ...... 166 190,352
8.125%, 07/15/39 ...... 2,630 3,344,345
5.875%, 01/30/42 ...... 231 242,702
CME Group, Inc.
5.300%, 09/15/43 ...... 136 136,164
CNO Financial Group, Inc.
5.250%, 05/30/29 ...... 250 254,456
6.450%, 06/15/34 ...... 2,143 2,264,985
Colgate-Palmolive Co.

117
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
1.375%, 03/06/34, MTN . EUR 983 $ 1,015,699
Comcast Corp.
6.950%, 08/15/37 ...... 447 508,108
3.900%, 03/01/38 ...... 486 421,698
6.550%, 07/01/39 ...... 458 500,582
3.250%, 11/01/39 ...... 622 485,258
6.400%, 03/01/40 ...... 221 238,427
3.750%, 04/01/40 ...... 425 349,215
Conagra Brands, Inc.
5.300%, 11/01/38 ...... 500 472,217
Corebridge Financial, Inc.
4.350%, 04/05/42 ...... 1,286 1,099,847
Cox Communications, Inc.
Ω 4.800%, 02/01/35 ...... 1,221 1,133,990
Ω 8.375%, 03/01/39 ...... 213 246,534
Crown Castle, Inc.
2.900%, 04/01/41 ...... 500 364,698
CVS Health Corp.
4.780%, 03/25/38 ...... 915 858,828
6.125%, 09/15/39 ...... 183 190,029
4.125%, 04/01/40 ...... 237 201,715
6.000%, 06/01/44 ...... 564 565,366
Dell International LLC/EMC
Corp.
3.375%, 12/15/41 ...... 205 154,952
Dell, Inc.
6.500%, 04/15/38 ...... 154 164,307
5.400%, 09/10/40 ...... 212 207,226
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 ...... 535 493,047
eBay, Inc.
6.300%, 11/22/32 ...... 416 455,234
4.000%, 07/15/42 ...... 1,162 960,480
Elevance Health, Inc.
5.850%, 01/15/36 ...... 115 121,209
6.375%, 06/15/37 ...... 736 801,512
4.625%, 05/15/42 ...... 450 402,259
4.650%, 01/15/43 ...... 105 93,497
5.100%, 01/15/44 ...... 706 660,146
EPR Properties
3.600%, 11/15/31 ...... 230 213,308
Equifax, Inc.
2.350%, 09/15/31 ...... 354 315,822
FedEx Corp.
4.900%, 01/15/34 ...... 75 75,414
Fidelity National Financial, Inc.
3.400%, 06/15/30 ...... 664 633,638
Fidelity National Information
Services, Inc.
3.100%, 03/01/41 ...... 535 394,998
First American Financial Corp.
4.000%, 05/15/30 ...... 262 253,524
2.400%, 08/15/31 ...... 291 254,835
5.450%, 09/30/34 ...... 102 102,540
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Fiserv, Inc.
1.625%, 07/01/30 ...... EUR 150 $ 166,111
Flowserve Corp.
2.800%, 01/15/32 ...... 90 80,828
Fortune Brands Innovations,
Inc.
3.250%, 09/15/29 ...... 227 219,159
4.000%, 03/25/32 ...... 511 490,151
Fox Corp.
5.476%, 01/25/39 ...... 3,303 3,293,268
GATX Corp.
6.050%, 03/15/34 ...... 545 580,651
6.900%, 05/01/34 ...... 1,000 1,119,339
General Mills, Inc.
3.850%, 04/23/34 ...... EUR 183 220,928
General Motors Co.
6.600%, 04/01/36 ...... 863 939,582
5.150%, 04/01/38 ...... 749 722,565
6.250%, 10/02/43 ...... 903 921,189
General Motors Financial Co.,
Inc.
SOFRINDX+1.35%, FRN,
5.159%, 05/08/27(*) .... 51 51,343
SOFRINDX+1.05%, FRN,
5.008%, 07/15/27(*) .... 34 34,073
0.650%, 09/07/28 ...... EUR 300 339,346
SOFR+1.29%, FRN,
5.289%, 01/07/30(*) .... 193 193,160
6.100%, 01/07/34 ...... 116 123,004
5.450%, 09/06/34 ...... 264 268,124
Gilead Sciences, Inc.
4.000%, 09/01/36 ...... 842 782,471
Global Payments, Inc.
4.875%, 03/17/31 ...... EUR 693 865,098
Goldman Sachs Group, Inc.
(The)
1.250%, 02/07/29, MTN . EUR 54 61,540
0.875%, 05/09/29, MTN . EUR 140 156,730
6.250%, 02/01/41 ...... 780 847,818
Halliburton Co.
7.450%, 09/15/39 ...... 269 317,959
# 4.500%, 11/15/41 ...... 306 267,200
4.750%, 08/01/43 ...... 220 195,495
Hasbro, Inc.
# 6.050%, 05/14/34 ...... 461 489,646
6.350%, 03/15/40 ...... 1,133 1,187,155
5.100%, 05/15/44 ...... 532 476,004
HCA, Inc.
7.500%, 11/06/33 ...... 405 463,727
4.375%, 03/15/42 ...... 970 828,041
Healthcare Realty Holdings, LP
3.100%, 02/15/30 ...... 80 75,867
Highwoods Realty, LP
2.600%, 02/01/31 ...... 229 205,771

118
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
7.650%, 02/01/34 ...... 448 $ 508,888
Host Hotels & Resorts, LP
5.700%, 07/01/34 ...... 1,273 1,313,748
HP, Inc.
# 6.000%, 09/15/41 ...... 1,421 1,415,704
Humana, Inc.
4.625%, 12/01/42 ...... 100 84,397
4.950%, 10/01/44 ...... 1,000 861,494
IBM International Capital Pte,
Ltd.
5.250%, 02/05/44 ...... 495 476,474
Intel Corp.
4.600%, 03/25/40 ...... 141 126,552
2.800%, 08/12/41 ...... 374 264,274
4.800%, 10/01/41 ...... 490 439,778
4.250%, 12/15/42 ...... 912 747,723
5.625%, 02/10/43 ...... 1,162 1,133,730
Intercontinental Exchange, Inc.
2.650%, 09/15/40 ...... 886 653,583
International Business Machines
Corp.
0.875%, 02/09/30, MTN . EUR 350 385,214
4.150%, 05/15/39 ...... 1,289 1,150,307
4.000%, 06/20/42 ...... 333 279,029
International Flavors &
Fragrances, Inc.
4.450%, 09/26/28 ...... 15 14,558
Jackson Financial, Inc.
3.125%, 11/23/31 ...... 1,063 967,389
5.670%, 06/08/32 ...... 457 472,519
Janus Henderson US Holdings,
Inc.
5.450%, 09/10/34 ...... 100 100,356
Jefferies Financial Group, Inc.
2.750%, 10/15/32 ...... 800 699,073
6.200%, 04/14/34 ...... 277 291,310
6.250%, 01/15/36 ...... 125 130,510
6.500%, 01/20/43 ...... 320 329,967
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.561%, 04/19/27(*), MTN 34 34,164
SOFR+0.60%, FRN,
4.306%, 06/11/27(*), MTN 150 150,681
Johnson & Johnson
3.050%, 02/26/33 ...... EUR 438 520,790
4.500%, 09/01/40 ...... 450 432,612
JPMorgan Chase & Co.
6.400%, 05/15/38 ...... 325 364,298
5.500%, 10/15/40 ...... 1,247 1,295,555
5.600%, 07/15/41 ...... 586 605,745
Kemper Corp.
3.800%, 02/23/32 ...... 294 271,893
Kilroy Realty, LP
6.250%, 01/15/36 ...... 880 909,099
Kraft Heinz Foods Co.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ω 7.125%, 08/01/39 ...... 974 $ 1,092,153
5.000%, 06/04/42 ...... 270 246,253
Kyndryl Holdings, Inc.
# 6.350%, 02/20/34 ...... 976 1,023,394
4.100%, 10/15/41 ...... 1,880 1,482,936
Lazard Group LLC
4.500%, 09/19/28 ...... 238 239,653
Lear Corp.
4.250%, 05/15/29 ...... 303 302,256
Legg Mason, Inc.
5.625%, 01/15/44 ...... 107 106,518
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29 ...... 317 318,875
Ω 4.625%, 12/02/30 ...... EUR 407 513,300
Lincoln National Corp.
5.852%, 03/15/34 ...... 198 206,634
6.150%, 04/07/36 ...... 50 52,383
6.300%, 10/09/37 ...... 450 479,016
7.000%, 06/15/40 ...... 514 575,292
Markel Group, Inc.
5.000%, 03/30/43 ...... 335 307,303
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39 ...... 101 96,625
Merck & Co., Inc.
4.750%, 12/04/35 ...... 780 773,327
2.350%, 06/24/40 ...... 1,042 749,564
MetLife, Inc.
6.375%, 06/15/34 ...... 387 429,882
5.875%, 02/06/41 ...... 337 352,407
Micron Technology, Inc.
# 5.875%, 09/15/33 ...... 50 53,188
3.366%, 11/01/41 ...... 50 38,694
Mohawk Industries, Inc.
3.625%, 05/15/30 ...... 63 61,263
Molson Coors Beverage Co.
5.000%, 05/01/42 ...... 326 302,515
Morgan Stanley
1.875%, 04/27/27, MTN . EUR 400 472,995
6.375%, 07/24/42 ...... 813 900,694
Motorola Solutions, Inc.
2.750%, 05/24/31 ...... 756 694,381
NBCUniversal Media LLC
5.950%, 04/01/41 ...... 100 101,949
4.450%, 01/15/43 ...... 488 415,013
NewMarket Corp.
2.700%, 03/18/31 ...... 264 241,728
NIKE, Inc.
3.250%, 03/27/40 ...... 2,355 1,895,236
NOV, Inc.
3.950%, 12/01/42 ...... 1,369 1,079,188
Novartis Capital Corp.
3.700%, 09/21/42 ...... 295 244,300
4.400%, 05/06/44 ...... 875 776,940
NVIDIA Corp.

119
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.500%, 04/01/40 ...... 2,027 $ 1,709,397
Omnicom Group, Inc.
Ω 3.375%, 03/01/41 ...... 1,328 999,718
Oracle Corp.
6.500%, 04/15/38 ...... 223 228,209
6.125%, 07/08/39 ...... 455 449,653
3.600%, 04/01/40 ...... 2,903 2,144,139
5.375%, 07/15/40 ...... 230 207,263
3.650%, 03/25/41 ...... 200 145,940
Pfizer, Inc.
7.200%, 03/15/39 ...... 445 529,334
Plains All American Pipeline,
LP/PAA Finance Corp.
6.700%, 05/15/36 ...... 100 108,465
6.650%, 01/15/37 ...... 603 655,398
5.150%, 06/01/42 ...... 983 907,066
4.300%, 01/31/43 ...... 1,047 866,430
4.700%, 06/15/44 ...... 219 187,681
Principal Financial Group, Inc.
4.625%, 09/15/42 ...... 385 342,968
Procter & Gamble Co. (The)
2.900%, 11/03/33 ...... EUR 529 618,450
Prologis Euro Finance LLC
0.625%, 09/10/31 ...... EUR 100 103,250
Prudential Financial, Inc.
6.625%, 12/01/37, MTN . 618 699,926
PulteGroup, Inc.
7.875%, 06/15/32 ...... 200 234,300
PVH Corp.
4.125%, 07/16/29 ...... EUR 100 122,693
Quanta Services, Inc.
3.050%, 10/01/41 ...... 335 248,764
Realty Income Corp.
4.000%, 07/15/29 ...... 253 252,382
4.875%, 07/06/30 ...... EUR 275 349,380
3.375%, 06/20/31 ...... EUR 446 533,389
5.125%, 07/06/34 ...... EUR 414 539,916
5.875%, 03/15/35 ...... 177 190,108
Reinsurance Group of America,
Inc.
5.750%, 09/15/34 ...... 253 263,115
Roche Finance Europe BV
3.312%, 12/04/27 ...... EUR 900 1,088,460
Royalty Pharma PLC
3.300%, 09/02/40 ...... 1,237 961,279
Sanofi SA
2.625%, 06/23/29, MTN . EUR 900 1,070,578
2.750%, 03/11/31, MTN . EUR 700 829,860
Simon Property Group, LP
2.200%, 02/01/31 ...... 90 81,404
2.250%, 01/15/32 ...... 232 204,940
4.750%, 09/26/34 ...... 193 191,396
6.750%, 02/01/40 ...... 596 682,686
4.750%, 03/15/42 ...... 191 176,032
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Stanley Black & Decker, Inc.
5.200%, 09/01/40 ...... 545 $ 527,571
Sutter Health
3.161%, 08/15/40 ...... 406 319,369
Tapestry, Inc.
5.500%, 03/11/35 ...... 525 535,560
Texas Instruments, Inc.
3.875%, 03/15/39 ...... 291 258,813
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43 ...... 132 132,303
Timken Co. (The)
4.125%, 05/23/34 ...... EUR 1,527 1,845,831
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN . 125 138,499
UnitedHealth Group, Inc.
5.700%, 10/15/40 ...... 237 243,501
Unum Group
Ω 4.046%, 08/15/41 ...... 1,725 1,423,773
5.750%, 08/15/42 ...... 926 923,827
Valero Energy Corp.
6.625%, 06/15/37 ...... 319 351,877
Verizon Communications, Inc.
3.250%, 10/29/32 ...... EUR 448 528,290
4.812%, 03/15/39 ...... 1,337 1,266,563
2.650%, 11/20/40 ...... 550 391,909
3.400%, 03/22/41 ...... 1,511 1,177,434
3.850%, 11/01/42 ...... 760 607,740
Visa, Inc.
3.125%, 05/15/33 ...... EUR 437 518,223
2.375%, 06/15/34 ...... EUR 257 287,654
2.700%, 04/15/40 ...... 1,214 930,183
Voya Financial, Inc.
5.700%, 07/15/43 ...... 335 333,914
W.P. Carey, Inc.
3.850%, 07/15/29 ...... 80 79,170
Walmart, Inc.
2.500%, 09/22/41 ...... 925 669,080
Walt Disney Co. (The)
6.900%, 08/15/39 ...... 445 507,445
3.500%, 05/13/40 ...... 563 468,794
Welltower OP LLC
3.850%, 06/15/32 ...... 80 77,282
Western Union Co. (The)
# 2.750%, 03/15/31 ...... 939 864,750
# 6.200%, 11/17/36 ...... 1,471 1,535,875
6.200%, 06/21/40 ...... 764 789,981
TOTAL UNITED STATES .. 147,837,772
TOTAL BONDS .......... 601,656,751
U.S. TREASURY OBLIGATIONS
— (1.1%)
U.S. Treasury Bonds
3.875%, 05/15/43 ..... 399 356,715
4.750%, 02/15/45 ..... 36 35,665

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Face
Amount^
Value
(000)
U.S. Treasury Bonds
5.000%, 05/15/45 ..... 174 $ 177,806
U.S. Treasury Notes
USBMMY3M + 0.15%,
FRN, 3.763% 04/30/26(*) 1,481 1,481,343
USBMMY3M + 0.18%,
FRN, 3.795% 07/31/26(*) 2,827 2,828,587
USBMMY3M + 0.21%,
FRN, 3.818% 10/31/26(*) 253 253,262
USBMMY3M + 0.10%,
FRN, 3.711% 01/31/27(*) 132 132,049
USBMMY3M + 0.16%,
FRN, 3.773% 04/30/27(*) 1,900 1,902,383
Face
Amount^
Value
(000)
U.S. Treasury Notes
3.500%, 02/15/33 ..... 151 $ 146,057
TOTAL U.S. TREASURY
OBLIGATIONS ........... 7,313,867
TOTAL INVESTMENT
SECURITIES — ( 99.0% )
(Cost $651,684,436) ...... 666,991,684
Shares Value
SECURITIES LENDING
COLLATERAL — (1.0%)
@§ The DFA Short Term
Investment Fund ...... 611,500 7,075,057
TOTAL INVESTMENTS
— (100.0%)
(Cost $658,759,493) ...... $ 674,066,741
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of January 31, 2026, the aggregate value of these securities was $70,052,166 which represented 11.3% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of January 31, 2026.
# Total or Partial Securities on Loan
Δ Zero Coupon Security
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
CAONINDX Canadian Overnight Index (CORRA)
EUR Euro
ESTRON Euro Short-Term Rate
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONCINDX Sterling Overnight Compounded Index
SONIA/N Sterling Overnight Index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars

121
Dimensional Global Sustainability Fixed Income ETF
continued
As of January 31, 2026, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
GBP 46,405 USD 62,282 Citigroup 02/06/26 $ 1,397
NZD 78,348 USD 46,205 Citigroup 02/19/26 1,210
GBP 260,868 USD 355,146 Citigroup 02/25/26 2,823
USD 11,291,557 AUD 16,023,612 RBC Dominion Securities 03/04/26 66,673
USD 6,632,043 JPY 1,015,520,890 RBC Dominion Securities 03/31/26 17,816
USD 1,092,422 JPY 166,750,854 Citigroup 04/01/26 6,254
USD 18,525,792 EUR 15,457,869 BNY Capital Markets 04/07/26 79,536
USD 8,360,773 GBP 6,061,096 Citigroup 04/07/26 44,151
USD 17,074,622 EUR 14,202,104 State Street Bank and Trust 04/30/26 110,604
Total Appreciation $330,464
USD 10,738,480 AUD 16,023,612 BNY Capital Markets 02/02/26 $ (486,860)
USD 8,184,449 GBP 6,061,096 BNY Capital Markets 02/02/26 (132,892)
USD 18,209,980 EUR 15,457,869 Citigroup 02/02/26 (179,547)
USD 17,757,730 EUR 15,081,199 RBC Dominion Securities 02/04/26 (184,481)
USD 1,794,871 EUR 1,544,853 Citigroup 02/06/26 (43,213)
USD 11,015,349 GBP 8,178,829 Citigroup 02/06/26 (208,021)
USD 988,940 EUR 851,229 Citigroup 02/06/26 (23,862)
USD 17,063,754 EUR 14,586,101 RBC Dominion Securities 02/06/26 (290,965)
USD 9,756,534 AUD 14,494,559 BNY Capital Markets 02/09/26 (397,543)
USD 16,363,869 EUR 13,986,344 BNY Capital Markets 02/09/26 (279,452)
USD 3,280,004 EUR 2,814,429 Citigroup 02/09/26 (69,080)
USD 426,096 AUD 638,606 Citigroup 02/09/26 (21,276)
USD 18,523,092 EUR 15,846,727 Citigroup 02/11/26 (335,690)
USD 466,881 GBP 347,300 Citigroup 02/11/26 (9,698)
USD 727,271 CAD 1,009,395 Citigroup 02/11/26 (18,375)
USD 8,897,240 CAD 12,322,802 RBC Dominion Securities 02/11/26 (205,672)
USD 11,338,645 AUD 16,967,948 BNY Capital Markets 02/17/26 (548,017)
USD 77,010 DKK 492,330 Citigroup 02/17/26 (1,481)
USD 9,735,626 GBP 7,239,953 Citigroup 02/17/26 (199,274)
USD 431,524 NZD 750,295 Citigroup 02/19/26 (22,545)
USD 255,323 NZD 443,437 Citigroup 02/23/26 (13,076)
USD 59,015 NZD 102,354 Citigroup 02/23/26 (2,937)
USD 97,956 NZD 170,640 Citigroup 02/23/26 (5,327)
USD 10,986,805 GBP 8,183,945 Citigroup 02/25/26 (243,390)
USD 18,230,328 EUR 15,363,732 BNY Capital Markets 02/27/26 (66,543)
USD 513,889 NZD 850,628 RBC Dominion Securities 03/02/26 (1,096)
USD 9,011,006 CAD 12,412,699 Citigroup 03/10/26 (168,343)
USD 1,073,484 CAD 1,490,615 Citigroup 03/10/26 (28,845)
USD 53,804 NZD 93,433 Citigroup 03/17/26 (2,797)
USD 122,703 JPY 19,292,088 Citigroup 03/23/26 (2,860)
USD 7,203,918 JPY 1,136,226,004 RBC Dominion Securities 03/23/26 (191,223)
USD 18,806,119 JPY 2,966,832,634 BNY Capital Markets 03/27/26 (510,406)
USD 16,948,539 EUR 14,440,884 Citigroup 03/27/26 (274,465)
USD 12,219,021 CAD 16,844,298 Citigroup 03/27/26 (246,957)
USD 11,572,125 CAD 15,890,808 BNY Capital Markets 03/30/26 (189,768)
USD 2,978,552 NZD 4,961,864 Citigroup 03/30/26 (28,964)
USD 8,210,668 JPY 1,292,337,645 RBC Dominion Securities 03/30/26 (205,757)
USD 13,512,691 CAD 18,276,752 BNY Capital Markets 03/31/26 (15,806)

122
Dimensional Global Sustainability Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 16,751,550 EUR 14,230,732 BNY Capital Markets 04/02/26 $ (226,357)
USD 3,785,727 EUR 3,254,793 State Street Bank and Trust 04/02/26 (97,389)
USD 11,479,692 CAD 15,697,492 RBC Dominion Securities 04/06/26 (142,710)
Total (Depreciation) $(6,322,960)
Total Appreciation (Depreciation) $(5,992,496)
Summary of the Fund’s investments as of January 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations
United States ......................... $ — $ 58,021,066 $ — $ 58,021,066
Bonds
Australia ............................. — 38,472,229 — 38,472,229
Austria .............................. — 6,664,961 — 6,664,961
Belgium ............................. — 23,780,812 — 23,780,812
Canada ............................. — 90,940,127 — 90,940,127
Denmark ............................ — 2,919,089 — 2,919,089
Finland .............................. — 13,468,220 — 13,468,220
France .............................. — 30,456,241 — 30,456,241
Germany ............................ — 30,227,249 — 30,227,249
Ireland .............................. — 4,633,150 — 4,633,150
Italy ................................ — 4,891,281 — 4,891,281
Japan ............................... — 50,556,032 — 50,556,032
Luxembourg .......................... — 4,075,297 — 4,075,297
Netherlands .......................... — 20,500,137 — 20,500,137
New Zealand ......................... — 4,466,512 — 4,466,512
Singapore ............................ — 1,333,176 — 1,333,176
Spain ............................... — 5,291,909 — 5,291,909
Supranational ......................... — 91,034,161 — 91,034,161
Sweden ............................. — 7,319,737 — 7,319,737
United Kingdom ....................... — 22,788,659 — 22,788,659
United States ......................... — 147,837,772 — 147,837,772
U.S. Treasury Obligations ................. — 7,313,867 — 7,313,867
Securities Lending Collateral ............... — 7,075,057 — 7,075,057
Total Investments ........................ $— $674,066,741 $— $674,066,741
Financial Instruments
Assets
Forward Currency Contracts** .............. — 330,464 — 330,464
Liabilities
Forward Currency Contracts** .............. — (6,322,960) — (6,322,960)
Total Other Financial Instruments ........... $– $(5,992,496) $– $(5,992,496)
** Valued at the unrealized appreciation (depreciation) on the investment.